UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number 811-21779

JOHN HANCOCK FUNDS II
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(Exact name of registrant as specified in charter)

601 CONGRESS STREET, BOSTON, MA 02210-2805
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(Address of principal executive offices) (Zip code)

SALVATORE SCHIAVONE, 601 CONGRESS STREET, BOSTON, MA 02210-2805
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(Name and address of agent for service)

Registrant's telephone number, including area code: (617) 663-4497
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Date of fiscal year end: August 31
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Date of reporting period: August 31, 2018
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ITEM 1. REPORTS TO STOCKHOLDERS.

The Registrant prepared twenty-three annual reports to shareholders for the period ended August 31, 2018. The first report applies to the Alternative Asset Allocation Fund, the second report applies to the Blue Chip Growth Fund, the third report applies to the Emerging Markets Fund, the fourth report applies to the Emerging Markets Debt Fund, the fifth report applies to the Equity Income Fund, the sixth report applies to the Fundamental Global Franchise Fund, the seventh applies to the Floating Rate Income Fund, the eighth report applies to the Global Equity Fund, the ninth report applies to the Income Allocation Fund, the tenth report applies to the International Small Company Fund, the eleventh report applies to the Natural Resources Fund, the twelfth report applies to the New Opportunities Fund, the thirteenth report applies to the Redwood Fund, the fourteenth report applies to the Small Cap Growth Fund, the fifteenth to the Small Cap Value Fund, the sixteenth report applies to the Spectrum Income Fund, the seventeenth report applies to the Strategic Income Opportunities Fund, the eighteenth report applies to the U.S. Growth Fund, the nineteenth report applies to the 11 Multi-Index Lifetime Portfolios, the twentieth report applies to the 10 Multi-Index Preservation Portfolios, the twenty-first report applies to 11 Multimanager Lifetime Portfolios the twenty-second report applies to 20 of the Registrants Funds, and the twenty-third report applies to 8 of the Registrants Funds.

John Hancock

Alternative Asset Allocation Fund

Annual report 8/31/18

A message to shareholders

Dear shareholder,

Financial markets around the world have experienced a meaningful rise in volatility this year, particularly when compared with the unusual calm of 2017.  Short-term uncertainty notwithstanding, the good news is that asset prices of stocks are ultimately driven by fundamentals, and those continue to appear extremely supportive across most of the globe. The question for investors is whether risk assets in the remaining months of 2018 take their cues from trends currently in place, the policy and political wavering that have characterized much of the year so far, or will changes in interest and inflation rates impact the duration of the bull market.

On the fixed-income side, it has been a challenging time, as both short- and long-term yields rose steadily higher. Inflation fears sparked a sell-off in credit segments of the markets in early 2018, while a strong economy led the U.S. Federal Reserve (Fed) to continue normalizing monetary policy. Meanwhile, foreign bonds, especially emerging-market debt, suffered declines as the U.S. dollar strengthened materially versus a range of major currencies; recent questions about the solvency of some of the more heavily indebted nations also raised concerns.

Your best resource in unpredictable and volatile markets is your financial advisor, who can help position your portfolio so that it's sufficiently diversified to meet your long-term objectives and to withstand the inevitable turbulence along the way.

On behalf of everyone at John Hancock Investments, I'd like to take this opportunity to welcome new shareholders and to thank existing shareholders for the continued trust you've placed in us.

Sincerely,

Andrew G. Arnott
President and CEO,
John Hancock Investments
Head of Wealth and Asset Management,
United States and Europe

This commentary reflects the CEO's views, which are subject to change at any time. Investing involves risks, including the potential loss of principal. Diversification does not guarantee investment returns and does not eliminate risk of loss. For more up-to-date information, please visit our website at jhinvestments.com.

John Hancock
Alternative Asset Allocation Fund

2	Your fund at a glance
4	Discussion of fund performance
8	A look at performance
10	Your expenses
12	Fund's investments
15	Financial statements
19	Financial highlights
25	Notes to financial statements
36	Report of independent registered public accounting firm
37	Tax information
38	Continuation of investment advisory and subadvisory agreements
44	Trustees and Officers
48	More information

ANNUAL REPORT   |   JOHN HANCOCK ALTERNATIVE ASSET ALLOCATION FUND       1

Your fund at a glance

INVESTMENT OBJECTIVE

The fund seeks long-term growth of capital.

AVERAGE ANNUAL TOTAL RETURNS AS OF 8/31/18 (%)

The HFRX Global Hedge Fund Index is composed of all eligible hedge fund strategies including four principal strategies: equity hedge, event driven, macro/managed futures, and relative value arbitrage.

It is not possible to invest directly in an index. Index figures do not reflect expenses or sales charges, which would result in lower returns.

Figures from Morningstar, Inc. include reinvested distributions and do not take into account sales charges. Actual load-adjusted performance is lower. Since-inception returns for the Morningstar fund category average are not available.

The past performance shown here reflects reinvested distributions and the beneficial effect of any expense reductions, and does not guarantee future results. Performance of the other share classes will vary based on the difference in the fees and expenses of those classes. Shares will fluctuate in value and, when redeemed, may be worth more or less than their original cost. Current month-end performance may be lower or higher than the performance cited, and can be found at jhinvestments.com or by calling 800-225-5291. For further information on the fund's objectives, risks, and strategy, see the fund's prospectus.

ANNUAL REPORT   |   JOHN HANCOCK ALTERNATIVE ASSET ALLOCATION FUND       2

PERFORMANCE HIGHLIGHTS OVER THE LAST TWELVE MONTHS

Stocks and commodities rallied, but bonds lagged

The combination of improving global growth, tighter central bank policy, and rapidly shifting investor sentiment led to a broad range of returns across the financial markets.

The fund underperformed its benchmark

Although the fund produced a gain, it trailed the HFRX Global Hedge Fund Index.

Absolute return segment was the primary cause of the shortfall

The fund's alternative markets and alternative approaches portfolios added value but were offset by a weaker showing of the absolute return portfolio.

ASSET ALLOCATION AS OF 8/31/18 (%)

Affiliated investment companies	84.0
Alternative investment approaches	47.8
Absolute return strategies	24.6
Alternative markets	11.6
Unaffiliated investment companies	13.1
Alternative markets	7.5
Absolute return strategies	5.6
Short-term investments and other	2.9

As a percentage of net assets.

A note about risks

The fund's performance depends on the subadvisor's ability to determine asset class allocations, the mix of underlying funds, and the performance of those underlying funds. The fund is subject to the same risks as the underlying funds and exchange-traded funds (ETFs) in which it invests. Owning an ETF generally reflects the risks of owning the underlying securities it is designed to track. An ETF has its own fees and expenses, which are indirectly borne by the fund. Stocks and bonds can decline due to adverse issuer, market, regulatory, or economic developments. Foreign investing, especially in emerging markets, has additional risks, such as currency and market volatility and political and social instability. The securities of small companies are subject to higher volatility than those of larger, more established companies. High-yield bonds are subject to additional risks, such as increased risk of default. Although asset allocation among different asset categories generally limits risk and exposure to any one category, the risk remains that the subadvisor may favor an asset category that performs poorly relative to the other asset categories. Hedging, derivatives, and other strategic transactions may increase a fund's volatility and could produce disproportionate losses, potentially more than the fund's principal investment. Currency rates in foreign countries may fluctuate significantly for a number of reasons, including the forces of supply and demand in the foreign exchange markets, actual or perceived changes in interest rates, and intervention (or the failure to intervene) by U.S. or foreign governments or central banks, or by currency controls or political developments in the United States or abroad. The fund's currency losses could exceed the amount invested in its currency instruments. Short sales involve costs and risk. Liquidity—the extent to which a security may be sold or a derivative position closed without negatively affecting its market value—may be impaired by reduced trading volume, heightened volatility, rising interest rates, and other market conditions. Please see the fund's prospectus for additional risks.

ANNUAL REPORT   |   JOHN HANCOCK ALTERNATIVE ASSET ALLOCATION FUND       3

Discussion of fund performance

An interview with Portfolio Manager Nathan W. Thooft, CFA, John Hancock Asset Management a division of Manulife Asset Management (US) LLC

Nathan W. Thooft, CFA
Portfolio Manager
John Hancock Asset Management

How did the global financial markets perform during the 12 months ended August 31, 2018?

The investment backdrop was characterized by wide divergences in returns among asset classes, with the major market segments displaying varied reactions to accelerating economic activity and tighter monetary policy. Global equities benefited the most from the economic expansion, as improving growth led to sizable gains in corporate earnings. Commodities also performed well given that rising demand—which was largely a function of the improvement in the world economy—was not offset by a corresponding increase in supply. Oil registered a particularly robust gain, leading to outperformance for energy-related equities.

On the other end of the spectrum, investment-grade bond indexes generally posted negative returns. The U.S. Federal Reserve raised interest rates by a quarter point on three separate occasions, and it continued to reduce its balance sheet by scaling back on its stimulative quantitative easing policy. These trends led to a meaningful increase in U.S. Treasury yields, which pressured returns in other areas of the investment-grade universe. (Prices and yields move in opposite directions.) However, credit-sensitive segments of the U.S. bond market fared better amid the ongoing expansion of the domestic economy.

How did the fund perform?

The fund's Class A shares gained 0.95%, excluding sales charges. Its benchmark, the HFRX Global Hedge Fund Index, rose 1.54%.

Can you discuss your investment approach?

We think about the fund's holdings in terms of three broad categories: alternative investment approaches, absolute return strategies, and alternative markets.

ANNUAL REPORT   |   JOHN HANCOCK ALTERNATIVE ASSET ALLOCATION FUND       4

At the close of the period, alternative investment approaches—which use opportunistic, relatively unconstrained techniques and can strategically alter their market exposure—was the largest weighting at 47.8% of net assets. Absolute return strategies, or those designed with the goal of generating positive performance through a wide range of scenarios, was the next-largest allocation at 30.2%. Alternative markets, which include niche asset classes where the drivers of performance are often unrelated to those of traditional U.S. stock or fixed-income investments, represented the smallest allocation at 19.1%.

How did these various categories respond during the period?

The alternative approaches and alternative markets portfolios contributed to relative performance, but the benefit was outweighed by the detraction from the absolute return segment.

The absolute return segment detracted from performance due to shortfalls in Absolute Return Currency Fund (First Quadrant) and Global Absolute Return Strategies Fund (Standard Life). Since these two strategies make up more than 20% of the fund's total net assets, their negative returns were a sizable headwind to overall performance. We made up for some of the lost ground through a position in Seaport Long/Short Fund (Wellington), a long/short equity strategy that benefited from its net long allocations across various sectors of the stock market. The absolute return segment also held a position in Touchstone Merger Arbitrage Fund, which had a neutral effect on relative performance.

Alternative approaches made the largest contribution, led by Technical Opportunities Fund (Wellington). The fund's trend-following process—which seeks to identify the most technically attractive securities in market segments that are outperforming—was well suited to an environment in which price momentum was one of the most important drivers of individual stock performance. Redwood Fund (Boston Partners), a covered equity call option-writing strategy, also generated a healthy gain due to favorable security selection and the emergence of higher stock market volatility. These gains were offset somewhat by the weaker showing of our allocation to the fixed-income side of the alternative approaches space, where Strategic Income Opportunities Fund (John Hancock) was the leading detractor amid the broader weakness in bonds. We continue to hold the fund due to its managers' flexibility to invest opportunistically across the full range of the fixed-income market.

ANNUAL REPORT   |   JOHN HANCOCK ALTERNATIVE ASSET ALLOCATION FUND       5

"We continued to focus on providing a well-diversified portfolio intended to produce long-term performance results with a low correlation to traditional assets."

In the alternative markets area, the fund's allocation to commodities—which we achieved through a basket of mutual funds and exchange-traded funds linked to commodities, commodity-related equities, and gold—performed very well overall. Invesco DB Energy Fund, which holds energy-related commodities, made a robust contribution, followed closely by Invesco DB Commodity Index Tracking Fund. Energy and mining stocks also generated sizable gains, reflecting the impact improving end markets had on natural resources companies' earnings results. Energy Select Sector SPDR Fund and iShares U.S. Oil & Gas Exploration & Production ETF (no longer held at period end) were top performers in this segment.

The commodity area was not entirely positive, however, as positions in ETFs that invest in gold and gold stocks detracted from results. Both segments were pressured by the combination of the rising U.S. dollar and reduced investor demand for safe-haven investments. Outside of commodities, an allocation to domestic real estate investment trusts was another positive contributor due to the category's strong rally in the second half of the period.

Finally, we added marginally to the fund's results through tactical strategies that are designed to provide incremental return without significantly increasing the portfolio's risk profile. We held long positions in technology and financials sectors against short positions in the S&P 500 Index (through the use of futures contracts), which was a positive since both sectors outperformed.

What was the thinking underlying the fund's positioning?

We continued to focus on providing a well-diversified portfolio intended to produce long-term performance results with a low correlation to traditional assets. We believe a portfolio that invests across a broad range of alternative asset classes continues to offer an attractive source of longer-term diversification. This may be especially beneficial at the present time given that the valuations of U.S. equities are at the high end of the historical range and rising rates continue to act as a headwind to the bond market. In our view, these trends help highlight the value of alternative assets as a source of differentiated return from the more traditional investment categories.

ANNUAL REPORT   |   JOHN HANCOCK ALTERNATIVE ASSET ALLOCATION FUND       6

The fund's weightings among the three major categories therefore remained fairly stable for most of the year. However, we reduced the allocation to absolute return strategies in the latter half of the period, as we saw a better long-term risk/reward profile in the other segments of the fund. We also added a new investment in Credit Suisse Managed Futures Strategy Fund to the alternative approaches portfolio. We believe the fund offers an additional layer of diversification and a potential source of total return independent of broader equity market performance.

Can you tell us about a recent manager change?

Effective July 12, 2018, Robert M. Boyda retired and is no longer part of the management team. The rest of the team will continue to manage the fund.

MANAGED BY

Nathan W. Thooft, CFA On the fund since 2013 Investing since 2000
Christopher Walsh, CFA On the fund since 2018 Investing since 2002

The views expressed in this report are exclusively those of Nathan W. Thooft, CFA, John Hancock Asset Management, and are subject to change. They are not meant as investment advice. Please note that the holdings discussed in this report may not have been held by the fund for the entire period. Portfolio composition is subject to review in accordance with the fund's investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk.
ANNUAL REPORT   |   JOHN HANCOCK ALTERNATIVE ASSET ALLOCATION FUND       7

A look at performance

TOTAL RETURNS FOR THE PERIOD ENDED  AUGUST 31, 2018

Average annual total returns (%) with maximum sales charge				Cumulative total returns (%) with maximum sales charge
	1-year	5-year	Since inception[1,2]	5-year	Since inception[1,2]
Class A	-4.09	0.95	6.17	4.86	78.38
Class C3	-0.80	1.28	6.18	6.55	78.51
Class I3,4	1.18	2.30	7.01	12.05	92.51
Class R2[3,4]	0.85	1.85	6.63	9.59	86.02
Class R4[3,4]	1.10	2.13	6.81	11.11	89.03
Class R6[3,4]	1.34	2.41	7.03	12.63	92.85
Index †	1.54	1.35	2.28	6.94	24.31

Performance figures assume all distributions are reinvested. Figures reflect maximum sales charges on Class A shares of 5% and the applicable contingent deferred sales charge (CDSC) on Class C shares. Class C shares held for less than one year are subject to a 1% CDSC. Sales charges are not applicable to Class I, Class R2, Class R4, and Class R6 shares.

The expense ratios of the fund, both net (including any fee waivers and/or expense limitations) and gross (excluding any fee waivers and/or expense limitations), are set forth according to the most recent publicly available prospectuses for the fund and may differ from those disclosed in the Financial highlights tables in this report. Net expenses reflect contractual expense limitations in effect until December 31, 2018 and are subject to change. Had the contractual fee waivers and expense limitations not been in place, gross expenses would apply. The following expense ratios include expenses of the affiliated underlying funds in which the fund invests. The expense ratios are as follows:

	Class A	Class C	Class I	Class R2	Class R4	Class R6
Gross (%)	1.94	2.64	1.62	2.04	1.88	1.53
Net (%)	1.87	2.57	1.55	1.97	1.71	1.46

Please refer to the most recent prospectus and annual or semiannual report for more information on expenses and any expense limitation arrangements for each class.

The returns reflect past results and should not be considered indicative of future performance. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility and other factors, the fund's current performance may be higher or lower than the performance shown. For current to the most recent month-end performance data, please call 800-225-5291 or visit the fund's website at jhinvestments.com.

The performance table above and the chart on the next page do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The fund's performance results reflect any applicable fee waivers or expense reductions, without which the expenses would increase and results would have been less favorable.

†	Index is the HFRX Global Hedge Fund Index.

See the following page for footnotes.

ANNUAL REPORT   |   JOHN HANCOCK ALTERNATIVE ASSET ALLOCATION FUND       8

This chart and table show what happened to a hypothetical $10,000 investment in John Hancock Alternative Asset Allocation Fund for the share classes and periods indicated, assuming all distributions were reinvested. For comparison, we've shown the same investment in the HFRX Global Hedge Fund Index.

	Start date	With maximum sales charge ($)	Without sales charge ($)	Index ($)
Class C2,3,5	1-2-09	17,851	17,851	12,431
Class I2,3,4	1-2-09	19,251	19,251	12,431
Class R2[2,3,4]	1-2-09	18,602	18,602	12,431
Class R4[2,3,4]	1-2-09	18,903	18,903	12,431
Class R6[2,3,4]	1-2-09	19,285	19,285	12,431

The HFRX Global Hedge Fund Index is composed of all eligible hedge fund strategies, including four principal strategies: equity hedge, event driven, macro/ managed futures, and relative value arbitrage.

It is not possible to invest directly in an index. Index figures do not reflect expenses or sales charges, which would result in lower returns.

Footnotes related to performance pages

1	From 1-2-09.
2	Performance information prior to 12-20-10 reflects an allocation to a different mix of underlying funds, and would have been different if the fund's investments had been allocated to its current mix of underlying funds.
3	Class C shares were first offered on 6-14-11; Class I shares were first offered on 12-31-10; Class R2 shares were first offered on 3-1-12; Class R4 shares were first offered on 6-27-13; Class R6 shares were first offered on 9-1-11. Returns prior to these dates are those of Class A shares (first offered on 1-2-09) that have not been adjusted for class-specific expenses; otherwise, returns would vary.
4	For certain types of investors, as described in the fund's prospectus.
5	The contingent deferred sales charge is not applicable.
ANNUAL REPORT   |   JOHN HANCOCK ALTERNATIVE ASSET ALLOCATION FUND       9

Your expenses
These examples are intended to help you understand your ongoing operating expenses of investing in the fund so you can compare these costs with the ongoing costs of investing in other mutual funds.
Understanding fund expenses
As a shareholder of the fund, you incur two types of costs:
■Transaction costs, which include sales charges (loads) on purchases or redemptions (varies by share class), minimum account fee charge, etc.
■Ongoing operating expenses, including management fees, distribution and service fees (if applicable), and other fund expenses.
We are presenting only your ongoing operating expenses here.
Actual expenses/actual returns
The first line of each share class in the table on the following page is intended to provide information about the fund’s actual ongoing operating expenses, and is based on the fund’s actual return. It assumes an account value of $1,000.00 on March 1, 2018, with the same investment held until August 31, 2018.
Together with the value of your account, you may use this information to estimate the operating expenses that you paid over the period. Simply divide your account value at August 31, 2018, by $1,000.00, then multiply it by the “expenses paid” for your share class from the table. For example, for an account value of $8,600.00, the operating expenses should be calculated as follows:
Hypothetical example for comparison purposes
The second line of each share class in the table on the following page allows you to compare the fund’s ongoing operating expenses with those of any other fund. It provides an example of the fund’s hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed 5% annualized return before expenses (which is not the fund’s actual return). It assumes an account value of $1,000.00 on March 1, 2018, with the same investment held until August 31, 2018. Look in any other fund shareholder report to find its hypothetical example and you will be able to compare these expenses. Please remember that these hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.
Remember, these examples do not include any transaction costs, therefore, these examples will not help you to determine the relative total costs of owning different funds. If transaction costs were included, your expenses would have been higher. See the prospectus for details regarding transaction costs.
10	JOHN HANCOCK ALTERNATIVE ASSET ALLOCATION FUND | ANNUAL REPORT

SHAREHOLDER EXPENSE EXAMPLE CHART

		Account value on 3-1-2018	Ending value on 8-31-2018	Expenses paid during period ended 8-31-2018[1]	Annualized expense ratio[2]
Class A	Actual expenses/actual returns	$1,000.00	$ 997.30	$3.07	0.61%
	Hypothetical example	1,000.00	1,022.10	3.11	0.61%
Class C	Actual expenses/actual returns	1,000.00	993.20	6.58	1.31%
	Hypothetical example	1,000.00	1,018.60	6.67	1.31%
Class I	Actual expenses/actual returns	1,000.00	997.90	1.61	0.32%
	Hypothetical example	1,000.00	1,023.60	1.63	0.32%
Class R2	Actual expenses/actual returns	1,000.00	996.60	3.77	0.75%
	Hypothetical example	1,000.00	1,021.40	3.82	0.75%
Class R4	Actual expenses/actual returns	1,000.00	997.90	2.37	0.47%
	Hypothetical example	1,000.00	1,022.80	2.40	0.47%
Class R6	Actual expenses/actual returns	1,000.00	998.60	1.06	0.21%
	Hypothetical example	1,000.00	1,024.10	1.07	0.21%

[1]	Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).
[2]	Ratios do not include fees and expenses indirectly incurred by the underlying funds and can vary based on mixed of underlying funds held by the fund.
ANNUAL REPORT | JOHN HANCOCK ALTERNATIVE ASSET ALLOCATION FUND	11

Fund’s investments
AS OF 8-31-18
	Shares	Value
Affiliated investment companies (A) 84.0%		$573,967,165
(Cost $576,557,438)
Absolute return strategies 24.6%		168,152,358
Absolute Return Currency, Class NAV, JHF II (First Quadrant) (B)	6,111,191	56,161,850
Global Absolute Return Strategies, Class NAV, JHF II (Standard Life) (B)	8,196,135	83,354,698
Touchstone Merger Arbitrage Fund, Class I (C)	2,711,724	28,635,810
Alternative investment approaches 47.8%		326,500,932
Redwood, Class NAV, JHF II (Boston Partners) (B)	6,765,100	76,445,631
Seaport Long/Short, Class NAV, JHIT (Wellington) (D)	4,505,082	52,709,454
Short Duration Credit Opportunities, Class NAV, JHF II (Stone Harbor)	9,094,147	85,303,098
Strategic Income Opportunities, Class NAV, JHF II (JHAM) (E)(F)	8,235,515	85,237,585
Technical Opportunities, Class NAV, JHF II (Wellington)	1,925,658	26,805,164
Alternative markets 11.6%		79,313,875
Credit Suisse Managed Futures Strategy Fund (B)(C)	2,043,606	20,395,187
Enduring Assets, Class NAV, JHIT (Wellington)	2,461,777	29,467,465
Invesco DB Gold Fund (B)(C)(G)	215,988	8,144,907

Real Return Bond, Class NAV, JHF II (PIMCO)	1,952,916	21,306,316
Unaffiliated investment companies 13.1%		$89,582,998
(Cost $84,097,357)
Absolute return strategies 5.6%		38,625,145
The Arbitrage Fund, Class I	2,955,252	38,625,145
Alternative markets 7.5%		50,957,853
Energy Select Sector SPDR Fund	59,330	4,416,525
Financial Select Sector SPDR Fund	236,933	6,712,312
Invesco DB Commodity Index Tracking Fund (B)	532,906	9,261,906
Invesco DB Energy Fund (B)	259,566	4,450,259
SPDR S&P Global Natural Resources ETF	108,518	5,297,849
VanEck Vectors Gold Miners ETF	56,287	1,044,124
Vanguard Global ex-U.S. Real Estate ETF	115,845	6,695,841
Vanguard Industrials ETF	17,393	2,540,596
Vanguard Real Estate ETF (G)	125,383	10,538,441

	Yield (%)	Shares	Value
Securities lending collateral 1.6%			$10,644,108
(Cost $10,643,885)
John Hancock Collateral Trust (H)	2.0611(I)	1,063,762	10,644,108

12	JOHN HANCOCK ALTERNATIVE ASSET ALLOCATION FUND | ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Yield* (%)	Maturity date	Par value^	Value
Short-term investments 2.8%				$19,239,428
(Cost $19,236,509)
U.S. Government 2.8%				18,975,733
U.S. Treasury Bill	1.871	09-06-18	6,800,000	6,799,287
U.S. Treasury Bill	1.886	09-20-18	8,550,000	8,542,742
U.S. Treasury Bill	1.896	09-06-18	350,000	349,963
U.S. Treasury Bill	2.062	11-29-18	3,300,000	3,283,741

	Yield (%)	Shares	Value
Money market funds 0.0%			263,695
State Street Institutional U.S. Government Money Market Fund, Premier Class	1.8679(I)	263,695	263,695

Total investments (Cost $690,535,189) 101.5%	$693,433,699
Other assets and liabilities, net (1.5%)	(10,300,655)
Total net assets 100.0%	$683,133,044

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
^All par values are denominated in U.S. dollars unless otherwise indicated.
Security Abbreviations and Legend
JHF II	John Hancock Funds II
JHIT	John Hancock Investment Trust
(A)	The underlying funds' subadvisor is shown parenthetically.
(B)	Non-income producing.
(C)	The fund owns 5% or more of the outstanding voting shares of the issuer and the security is considered an affiliate of the fund. For more information on this security refer to the Notes to financial statements.
(D)	Formerly known as Seaport Fund.
(E)	The subadvisor is an affiliate of the advisor.
(F)	Manulife Asset Management (US) LLC is doing business as John Hancock Asset Management.
(G)	All or a portion of this security is on loan as of 8-31-18.
(H)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.
(I)	The rate shown is the annualized seven-day yield as of 8-31-18.
*	Yield represents either the annualized yield at the date of purchase, the stated coupon rate or, for floating rate securities, the rate at period end.

Subadvisors of Affiliated Underlying Funds
Boston Partners Global Investors, Inc.	(Boston Partners)
First Quadrant LP	(First Quadrant)
John Hancock Asset Management	(JHAM)
Pacific Investment Management Company LLC	(PIMCO)
Standard Life Investment, (Corporate Funds) Limited	(Standard Life)
Stone Harbor Investment Partners LP	(Stone Harbor)
Wellington Management Company LLP	(Wellington)
SEE NOTES TO FINANCIAL STATEMENTS	ANNUAL REPORT | JOHN HANCOCK ALTERNATIVE ASSET ALLOCATION FUND	13

DERIVATIVES
FUTURES
Open contracts	Number of contracts	Position	Expiration date	Notional basis*	Notional value*	Unrealized appreciation (depreciation)
S&P 500 Index E-Mini Futures	62	Short	Sep 2018	$(8,639,566)	$(8,996,510)	$(356,944)
						$(356,944)
* Notional basis refers to the contractual amount agreed upon at inception of open contracts; notional value represents the current value of the open contract.
FORWARD FOREIGN CURRENCY CONTRACTS
Contract to buy		Contract to sell		Counterparty (OTC)	Contractual settlement date	Unrealized appreciation	Unrealized depreciation
NOK	875,875	USD	106,922	Citibank N.A.	9/19/2018	—	$(2,420)
USD	108,110	NOK	875,875	Citibank N.A.	9/19/2018	$3,608	—
						$3,608	$(2,420)

Derivatives Currency Abbreviations
NOK	Norwegian Krone
USD	U.S. Dollar
At 8-31-18, the aggregate cost of investments for federal income tax purposes was $703,819,387. Net unrealized depreciation aggregated to $10,741,444, of which $5,552,766 related to gross unrealized appreciation and $16,294,210 related to gross unrealized depreciation.
OTC is an abbreviation for over-the-counter. See Notes to financial statements regarding investment transactions and other derivatives information.
14	JOHN HANCOCK ALTERNATIVE ASSET ALLOCATION FUND | ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

Financial statements
STATEMENT OF ASSETS AND LIABILITIES 8-31-18

Assets
Unaffiliated investments, at value (Cost $103,333,866) including $10,423,636 of securities loaned	$108,822,426
Affiliated investments, at value (Cost $587,201,323)	584,611,273
Total investments, at value (Cost $690,535,189)	693,433,699
Unrealized appreciation on forward foreign currency contracts	3,608
Foreign currency, at value (Cost $33)	29
Collateral held at broker for futures contracts	397,201
Dividends and interest receivable	556,278
Receivable for fund shares sold	1,115,480
Receivable for investments sold	98,700
Receivable for securities lending income	3,326
Receivable from affiliates	14,993
Other assets	51,168
Total assets	695,674,482
Liabilities
Unrealized depreciation on forward foreign currency contracts	2,420
Payable for futures variation margin	310
Due to custodian	139,267
Payable for investments purchased	586,802
Payable for fund shares repurchased	934,816
Payable upon return of securities loaned	10,645,290
Payable to affiliates
Accounting and legal services fees	33,927
Transfer agent fees	67,653
Distribution and service fees	657
Trustees' fees	378
Other liabilities and accrued expenses	129,918
Total liabilities	12,541,438
Net assets	$683,133,044
Net assets consist of
Paid-in capital	$719,631,837
Undistributed net investment income	3,538,802
Accumulated net realized gain (loss) on investments, futures contracts and foreign currency transactions	(42,583,066)
Net unrealized appreciation (depreciation) on investments, futures contracts and translation of assets and liabilities in foreign currencies	2,545,471
Net assets	$683,133,044

SEE NOTES TO FINANCIAL STATEMENTS	ANNUAL REPORT | JOHN HANCOCK ALTERNATIVE ASSET ALLOCATION FUND	15

STATEMENT OF ASSETS AND LIABILITIES  (continued)

Net asset value per share
Based on net asset value and shares outstanding - the fund has an unlimited number of shares authorized with no par value
Class A ($94,599,740 ÷ 6,521,805 shares) [1]	$14.51
Class C ($56,568,068 ÷ 3,898,878 shares) [1]	$14.51
Class I ($510,387,445 ÷ 35,118,060 shares)	$14.53
Class R2 ($2,609,243 ÷ 180,110 shares)	$14.49
Class R4 ($1,402,365 ÷ 96,472 shares)	$14.54
Class R6 ($17,566,183 ÷ 1,208,314 shares)	$14.54
Maximum offering price per share
Class A (net asset value per share ÷ 95%)[2]	$15.27

[1]	Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.
[2]	On single retail sales of less than $50,000. On sales of $50,000 or more and on group sales the offering price is reduced.
16	JOHN HANCOCK ALTERNATIVE ASSET ALLOCATION FUND | ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

STATEMENT OF OPERATIONS For the year ended  8-31-18

Investment income
Income distributions received from affiliated investments	$8,905,827
Dividends	1,181,832
Interest	184,219
Securities lending	43,751
Total investment income	10,315,629
Expenses
Investment management fees	1,724,533
Distribution and service fees	1,008,265
Accounting and legal services fees	103,370
Transfer agent fees	773,558
Trustees' fees	10,447
Custodian fees	47,626
State registration fees	102,242
Printing and postage	82,603
Professional fees	83,828
Other	29,994
Total expenses	3,966,466
Less expense reductions	(878,200)
Net expenses	3,088,266
Net investment income	7,227,363
Realized and unrealized gain (loss)
Net realized gain (loss) on
Unaffiliated investments and foreign currency transactions	2,065,992
Affiliated investments	(3,776,648)
Capital gain distributions received from unaffiliated investments	1,102,601
Capital gain distributions received from affiliated investments	10,536,444
Futures contracts	(1,018,319)
Forward foreign currency contracts	(384,607)
8,525,463
Change in net unrealized appreciation (depreciation) of
Unaffiliated investments and translation of assets and liabilities in foreign currencies	818,772
Affiliated investments	(8,648,041)
Futures contracts	(225,131)
Forward foreign currency contracts	215,217
(7,839,183)
Net realized and unrealized gain	686,280
Increase in net assets from operations	$7,913,643

SEE NOTES TO FINANCIAL STATEMENTS	ANNUAL REPORT | JOHN HANCOCK ALTERNATIVE ASSET ALLOCATION FUND	17

STATEMENTS OF CHANGES IN NET ASSETS

	Year ended 8-31-18	Year ended 8-31-17
Increase (decrease) in net assets
From operations
Net investment income	$7,227,363	$6,197,175
Net realized gain (loss)	8,525,463	(9,663,027)
Change in net unrealized appreciation (depreciation)	(7,839,183)	40,910,998
Increase in net assets resulting from operations	7,913,643	37,445,146
Distributions to shareholders
From net investment income
Class A	(911,627)	(1,398,657)
Class C	(54,455)	—
Class I	(5,429,139)	(3,517,940)
Class R2	(24,806)	(32,686)
Class R4	(10,563)	(31,759)
Class R6	(194,684)	(120,764)
From net realized gain
Class A	(542,925)	(448,981)
Class C	(308,623)	(66,536)
Class I	(2,344,624)	(765,531)
Class R2	(16,956)	(12,128)
Class R4	(5,289)	(8,209)
Class R6	(77,016)	(23,545)
Total distributions	(9,920,707)	(6,426,736)
From fund share transactions	(42,189,102)	(141,445,056)
Total decrease	(44,196,166)	(110,426,646)
Net assets
Beginning of year	727,329,210	837,755,856
End of year	$683,133,044	$727,329,210
Undistributed net investment income	$3,538,802	$3,313,289
18	JOHN HANCOCK ALTERNATIVE ASSET ALLOCATION FUND | ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

Financial highlights
CLASS A SHARES Period ended	8-31-18	8-31-17	8-31-16	8-31-15	8-31-14
Per share operating performance
Net asset value, beginning of period	$14.55	$13.96	$14.12	$15.35	$14.68
Net investment income[1,2]	0.13	0.10	0.22	0.19	0.14
Net realized and unrealized gain (loss) on investments	0.01	0.60	— [3]	(0.81)	0.86
Total from investment operations	0.14	0.70	0.22	(0.62)	1.00
Less distributions
From net investment income	(0.11)	(0.08)	(0.21)	(0.19)	(0.14)
From net realized gain	(0.07)	(0.03)	(0.17)	(0.42)	(0.19)
Total distributions	(0.18)	(0.11)	(0.38)	(0.61)	(0.33)
Net asset value, end of period	$14.51	$14.55	$13.96	$14.12	$15.35
Total return (%)[4,5]	0.95	5.03	1.60	(4.14)	6.88
Ratios and supplemental data
Net assets, end of period (in millions)	$95	$136	$278	$404	$484
Ratios (as a percentage of average net assets):
Expenses before reductions[6]	0.72	0.72	0.73	0.70	0.72
Expenses including reductions[6]	0.59	0.59	0.59	0.56	0.60
Net investment income[2]	0.86	0.71	1.56	1.29	0.96
Portfolio turnover (%)	18	10	17	45	26

[1]	Based on average daily shares outstanding.
[2]	Net investment income is affected by the timing and frequency of the declaration of dividends by the underlying funds in which the fund invests.
[3]	Less than $0.005 per share.
[4]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[5]	Does not reflect the effect of sales charges, if any.
[6]	Ratios do not include expenses indirectly incurred from underlying funds and can vary based on the mix of underlying funds held by the fund.
SEE NOTES TO FINANCIAL STATEMENTS	ANNUAL REPORT | JOHN HANCOCK ALTERNATIVE ASSET ALLOCATION FUND	19

CLASS C SHARES Period ended	8-31-18	8-31-17	8-31-16	8-31-15	8-31-14
Per share operating performance
Net asset value, beginning of period	$14.56	$13.97	$14.12	$15.35	$14.68
Net investment income[1,2]	0.02	— [3]	0.12	0.09	0.04
Net realized and unrealized gain (loss) on investments	0.01	0.60	0.01	(0.82)	0.85
Total from investment operations	0.03	0.60	0.13	(0.73)	0.89
Less distributions
From net investment income	(0.01)	—	(0.11)	(0.08)	(0.03)
From net realized gain	(0.07)	(0.01)	(0.17)	(0.42)	(0.19)
Total distributions	(0.08)	(0.01)	(0.28)	(0.50)	(0.22)
Net asset value, end of period	$14.51	$14.56	$13.97	$14.12	$15.35
Total return (%)[4,5]	0.19	4.30	0.94	(4.83)	6.13
Ratios and supplemental data
Net assets, end of period (in millions)	$57	$72	$99	$135	$162
Ratios (as a percentage of average net assets):
Expenses before reductions[6]	1.42	1.42	1.43	1.41	1.43
Expenses including reductions[6]	1.29	1.29	1.29	1.26	1.31
Net investment income[2]	0.17	— [7]	0.85	0.59	0.25
Portfolio turnover (%)	18	10	17	45	26

[1]	Based on average daily shares outstanding.
[2]	Net investment income is affected by the timing and frequency of the declaration of dividends by the underlying funds in which the fund invests.
[3]	Less than $0.005 per share.
[4]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[5]	Does not reflect the effect of sales charges, if any.
[6]	Ratios do not include expenses indirectly incurred from underlying funds and can vary based on the mix of underlying funds held by the fund.
[7]	Less than 0.005%.
20	JOHN HANCOCK ALTERNATIVE ASSET ALLOCATION FUND | ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

CLASS I SHARES Period ended	8-31-18	8-31-17	8-31-16	8-31-15	8-31-14
Per share operating performance
Net asset value, beginning of period	$14.58	$13.99	$14.15	$15.37	$14.70
Net investment income[1,2]	0.17	0.14	0.26	0.24	0.19
Net realized and unrealized gain (loss) on investments	— [3]	0.60	— [3]	(0.81)	0.85
Total from investment operations	0.17	0.74	0.26	(0.57)	1.04
Less distributions
From net investment income	(0.15)	(0.12)	(0.25)	(0.23)	(0.18)
From net realized gain	(0.07)	(0.03)	(0.17)	(0.42)	(0.19)
Total distributions	(0.22)	(0.15)	(0.42)	(0.65)	(0.37)
Net asset value, end of period	$14.53	$14.58	$13.99	$14.15	$15.37
Total return (%)[4]	1.18	5.34	1.93	(3.80)	7.21
Ratios and supplemental data
Net assets, end of period (in millions)	$510	$495	$433	$532	$592
Ratios (as a percentage of average net assets):
Expenses before reductions[5]	0.42	0.40	0.42	0.39	0.40
Expenses including reductions[5]	0.30	0.28	0.28	0.24	0.28
Net investment income[2]	1.16	1.01	1.88	1.63	1.24
Portfolio turnover (%)	18	10	17	45	26

[1]	Based on average daily shares outstanding.
[2]	Net investment income is affected by the timing and frequency of the declaration of dividends by the underlying funds in which the fund invests.
[3]	Less than $0.005 per share.
[4]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[5]	Ratios do not include expenses indirectly incurred from underlying funds and can vary based on the mix of underlying funds held by the fund.
SEE NOTES TO FINANCIAL STATEMENTS	ANNUAL REPORT | JOHN HANCOCK ALTERNATIVE ASSET ALLOCATION FUND	21

CLASS R2 SHARES Period ended	8-31-18	8-31-17	8-31-16	8-31-15	8-31-14
Per share operating performance
Net asset value, beginning of period	$14.53	$13.95	$14.11	$15.33	$14.66
Net investment income[1,2]	0.11	0.08	0.20	0.14	0.10
Net realized and unrealized gain (loss) on investments	0.01	0.60	0.01	(0.79)	0.87
Total from investment operations	0.12	0.68	0.21	(0.65)	0.97
Less distributions
From net investment income	(0.09)	(0.07)	(0.20)	(0.15)	(0.11)
From net realized gain	(0.07)	(0.03)	(0.17)	(0.42)	(0.19)
Total distributions	(0.16)	(0.10)	(0.37)	(0.57)	(0.30)
Net asset value, end of period	$14.49	$14.53	$13.95	$14.11	$15.33
Total return (%)[3]	0.85	4.87	1.51	(4.31)	6.67
Ratios and supplemental data
Net assets, end of period (in millions)	$3	$4	$7	$2	$2
Ratios (as a percentage of average net assets):
Expenses before reductions[4]	0.83	0.82	0.81	1.02	2.20
Expenses including reductions[4]	0.70	0.69	0.67	0.69	0.82
Net investment income[2]	0.78	0.60	1.43	1.02	0.65
Portfolio turnover (%)	18	10	17	45	26

[1]	Based on average daily shares outstanding.
[2]	Net investment income is affected by the timing and frequency of the declaration of dividends by the underlying funds in which the fund invests.
[3]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[4]	Ratios do not include expenses indirectly incurred from underlying funds and can vary based on the mix of underlying funds held by the fund.
22	JOHN HANCOCK ALTERNATIVE ASSET ALLOCATION FUND | ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

CLASS R4 SHARES Period ended	8-31-18	8-31-17	8-31-16	8-31-15	8-31-14
Per share operating performance
Net asset value, beginning of period	$14.58	$13.99	$14.15	$15.36	$14.69
Net investment income[1,2]	0.15	0.12	0.14	0.20	0.13
Net realized and unrealized gain (loss) on investments	0.01	0.60	0.10	(0.80)	0.87
Total from investment operations	0.16	0.72	0.24	(0.60)	1.00
Less distributions
From net investment income	(0.13)	(0.10)	(0.23)	(0.19)	(0.14)
From net realized gain	(0.07)	(0.03)	(0.17)	(0.42)	(0.19)
Total distributions	(0.20)	(0.13)	(0.40)	(0.61)	(0.33)
Net asset value, end of period	$14.54	$14.58	$13.99	$14.15	$15.36
Total return (%)[3]	1.10	5.18	1.79	(3.99)	6.92
Ratios and supplemental data
Net assets, end of period (in millions)	$1	$5	$4	$— [4]	$— [4]
Ratios (as a percentage of average net assets):
Expenses before reductions[5]	0.67	0.66	0.67	2.23	13.79
Expenses including reductions[5]	0.44	0.44	0.43	0.40	0.57
Net investment income[2]	1.05	0.85	1.00	1.44	0.89
Portfolio turnover (%)	18	10	17	45	26

[1]	Based on average daily shares outstanding.
[2]	Net investment income is affected by the timing and frequency of the declaration of dividends by the underlying funds in which the fund invests.
[3]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[4]	Less than $500,000.
[5]	Ratios do not include expenses indirectly incurred from underlying funds and can vary based on the mix of underlying funds held by the fund.
SEE NOTES TO FINANCIAL STATEMENTS	ANNUAL REPORT | JOHN HANCOCK ALTERNATIVE ASSET ALLOCATION FUND	23

CLASS R6 SHARES Period ended	8-31-18	8-31-17	8-31-16	8-31-15	8-31-14
Per share operating performance
Net asset value, beginning of period	$14.58	$13.99	$14.15	$15.39	$14.70
Net investment income[1,2]	0.18	0.16	0.21	0.24	0.18
Net realized and unrealized gain (loss) on investments	0.02	0.60	0.07	(0.81)	0.88
Total from investment operations	0.20	0.76	0.28	(0.57)	1.06
Less distributions
From net investment income	(0.17)	(0.14)	(0.27)	(0.25)	(0.18)
From net realized gain	(0.07)	(0.03)	(0.17)	(0.42)	(0.19)
Total distributions	(0.24)	(0.17)	(0.44)	(0.67)	(0.37)
Net asset value, end of period	$14.54	$14.58	$13.99	$14.15	$15.39
Total return (%)[3]	1.34	5.45	2.05	(3.74)	7.29
Ratios and supplemental data
Net assets, end of period (in millions)	$18	$15	$16	$9	$10
Ratios (as a percentage of average net assets):
Expenses before reductions[4]	0.32	0.31	0.32	0.34	0.83
Expenses including reductions[4]	0.20	0.18	0.17	0.13	0.19
Net investment income[2]	1.26	1.11	1.52	1.66	1.22
Portfolio turnover (%)	18	10	17	45	26

[1]	Based on average daily shares outstanding.
[2]	Net investment income is affected by the timing and frequency of the declaration of dividends by the underlying funds in which the fund invests.
[3]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[4]	Ratios do not include expenses indirectly incurred from underlying funds and can vary based on the mix of underlying funds held by the fund.
24	JOHN HANCOCK ALTERNATIVE ASSET ALLOCATION FUND | ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

Notes to financial statements

Note 1 — Organization

John Hancock Alternative Asset Allocation Fund (the fund) is a series of John Hancock Funds II (the Trust), an open-end management investment company organized as a Massachusetts business trust and registered under the Investment Company Act of 1940, as amended (the 1940 Act). The investment objective of the fund is to seek long-term growth of capital.

The fund operates as a "fund of funds," investing in Class NAV shares of affiliated underlying funds of the Trust, other affiliated funds in the John Hancock funds complex and other permitted investments, including unaffiliated funds.

The fund may offer multiple classes of shares. The shares currently offered by the fund are detailed in the Statement of assets and liabilities. Class A and Class C shares are offered to all investors. Class I shares are offered to institutions and certain investors. Class R2 and R4 shares are available only to certain retirement and 529 plans. Class R6 shares are available only to certain retirement plans, institutions and other investors. Class C shares convert to Class A shares ten years after purchase (certain exclusions may apply). Shareholders of each class have exclusive voting rights to matters that affect that class. The distribution and service fees, if any, and transfer agent fees for each class may differ.

The accounting policies of the John Hancock underlying funds in which the fund invests are outlined in the underlying funds' shareholder reports, which include the underlying funds' financial statements, available without charge by calling 800-344-1029 or visiting jhinvestments.com, on the Securities and Exchange Commission (SEC) website at sec.gov or at the SEC's public reference room in Washington, D.C. The underlying funds are not covered by this report.

Note 2 — Significant accounting policies

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (US GAAP), which require management to make certain estimates and assumptions as of the date of the financial statements. Actual results could differ from those estimates and those differences could be significant. The fund qualifies as an investment company under Topic 946 of Accounting Standards Codification of US GAAP.

Events or transactions occurring after the end of the fiscal period through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the fund:

Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 p.m., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the net asset value (NAV) may be determined as of the regularly scheduled close of the NYSE pursuant to the fund's Valuation Policies and Procedures.

In order to value the securities, the fund uses the following valuation techniques: Investments by the fund in underlying affiliated funds, including John Hancock Collateral Trust (JHCT), and other open-end management investment companies, other than exchange-traded funds (ETFs) are valued at their respective NAVs each business day. ETFs held by the fund are typically valued at the last sale price or official closing price on the exchange or principal market where the security trades. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Debt obligations are valued based on the evaluated prices provided by an independent pricing vendor or from broker-dealers. Independent pricing vendors utilize matrix pricing which takes into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data, as well as broker supplied prices. Futures contracts are typically valued at settlement prices, which are the official closing prices published by the exchange on which they trade. Foreign securities and currencies, including forward foreign currency contracts, are valued in U.S. dollars based on foreign currency exchange rates supplied by an independent pricing vendor.

In certain instances, the Pricing Committee may determine to value equity securities using prices obtained from another exchange or market if trading on the exchange or market on which prices are typically obtained did not open for trading as scheduled, or if trading closed earlier than scheduled, and trading occurred as normal on another exchange or market.

ANNUAL REPORT   |   JOHN HANCOCK ALTERNATIVE ASSET ALLOCATION FUND       25

Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the fund's Pricing Committee following procedures established by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed.

The fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities, including registered investment companies. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the fund's own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.

As of August 31, 2018, all investments are categorized as Level 1 under the hierarchy described above, except for U.S Treasury bills and forward foreign currency contracts, which are categorized as Level 2.

Security transactions and related investment income. Investment security transactions are accounted for on a trade date plus one basis for daily NAV calculations. However, for financial reporting purposes, investment transactions are reported on trade date. Interest income is accrued as earned. Interest income includes coupon interest and amortization/accretion of premiums/discounts on debt securities. Income and capital gain distributions from underlying funds are recorded on ex-date. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds from litigation.

Securities lending. The fund may lend its securities to earn additional income. The fund receives cash collateral from the borrower in an amount not less than the market value of the loaned securities. The fund will invest its collateral in JHCT, an affiliate of the fund, which has a floating NAV and is registered with the Securities and Exchange Commission as an investment company. JHCT invests in short-term money market investments. The fund will receive the benefit of any gains and bear any losses generated by JHCT with respect to the cash collateral.

The fund has the right to recall loaned securities on demand. If a borrower fails to return loaned securities when due, then the lending agent is responsible and indemnifies the fund for the lent securities. The lending agent uses the collateral received from the borrower to purchase replacement securities of the same issue, type, class and series of the loaned securities. If the value of the collateral is less than the purchase cost of replacement securities, the lending agent is responsible for satisfying the shortfall but only to the extent that the shortfall is not due to any decrease in the value of JHCT.

Although the risk of the loss of the securities lent is mitigated by receiving collateral from the borrower and through lending agent indemnification, the fund could experience a delay in recovering securities or could experience a lower than expected return if the borrower fails to return the securities on a timely basis. The fund receives compensation for lending its securities by retaining a portion of the return on the investment of the collateral and compensation from fees earned from borrowers of the securities. Securities lending income received by the fund is net of fees retained by the securities lending agent. Net income received from JHCT is a component of securities lending income as recorded on the Statement of operations.

Obligations to repay collateral received by the fund are shown on the Statement of assets and liabilities as Payable upon return of securities loaned and are secured by the loaned securities. As of August 31, 2018, the fund loaned securities valued at $10,423,636 and received $10,645,290 of cash collateral.

Foreign investing. Assets, including investments and liabilities denominated in foreign currencies, are translated into U.S. dollar values each day at the prevailing exchange rate. Purchases and sales of securities, income and expenses are translated into U.S. dollars at the prevailing exchange rate on the date of the transaction. The effect of changes in foreign currency

ANNUAL REPORT   |   JOHN HANCOCK ALTERNATIVE ASSET ALLOCATION FUND       26

exchange rates on the value of securities is reflected as a component of the realized and unrealized gains (losses) on investments. Foreign investments are subject to a decline in the value of a foreign currency versus the U.S. dollar, which reduces the dollar value of securities denominated in that currency.

Funds that invest internationally generally carry more risk than funds that invest strictly in U.S. securities. Risks can result from differences in economic and political conditions, regulations, market practices (including higher transaction costs), accounting standards and other factors.

Line of credit. The fund may have the ability to borrow from banks for temporary or emergency purposes, including meeting redemption requests that otherwise might require the untimely sale of securities. Pursuant to the fund's custodian agreement, the custodian may loan money to the fund to make properly authorized payments. The fund is obligated to repay the custodian for any overdraft, including any related costs or expenses. The custodian may have a lien, security interest or security entitlement in any fund property that is not otherwise segregated or pledged, to the extent of any overdraft, and to the maximum extent permitted by law. Overdrafts at period end are presented under the caption Due to custodian in the Statement of assets and liabilities.

The fund and other affiliated funds have entered into a syndicated line of credit agreement with Citibank, N.A. as the administrative agent that enables them to participate in a $750 million unsecured committed line of credit. Excluding commitments designated for a certain fund and subject to the needs of all other affiliated funds, the fund can borrow up to an aggregate commitment amount of $500 million, subject to asset coverage and other limitations as specified in the agreement. A commitment fee payable at the end of each calendar quarter, based on the average daily unused portion of the line of credit, is charged to each participating fund based on a combination of fixed and asset based allocations and is reflected in Other expenses on the Statement of operations. For the year ended August 31, 2018 the fund had no borrowings under the line of credit. Commitment fees for the year ended August 31, 2018 were $3,409.

Expenses. Within the John Hancock group of funds complex, expenses that are directly attributable to an individual fund are allocated to such fund. Expenses that are not readily attributable to a specific fund are allocated among all funds in an equitable manner, taking into consideration, among other things, the nature and type of expense and the fund's relative net assets. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Class allocations. Income, common expenses and realized and unrealized gains (losses) are determined at the fund level and allocated daily to each class of shares based on the net assets of the class. Class-specific expenses, such as distribution and service fees, if any, and transfer agent fees, for all classes, are charged daily at the class level based on the net assets of each class and the specific expense rates applicable to each class.

Federal income taxes. The fund intends to continue to qualify as a regulated investment company by complying with the applicable provisions of the Internal Revenue Code and will not be subject to federal income tax on taxable income that is distributed to shareholders. Therefore, no federal income tax provision is required.

For federal income tax purposes, as of August 31, 2018, the fund has a short-term capital loss carryforward of $11,677,247 and a long-term capital loss carryforward of $17,622,809 available to offset future net realized capital gains. These carryforwards do not expire.

As of August 31, 2018, the fund had no uncertain tax positions that would require financial statement recognition, derecognition or disclosure. The fund's federal tax returns are subject to examination by the Internal Revenue Service for a period of three years.

Distribution of income and gains. Distributions to shareholders from net investment income and net realized gains, if any, are recorded on the ex-date. The fund typically declares and pays dividends and capital gain distributions, if any, at least annually.

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The tax character of distributions for the years ended August 31, 2018 and 2017 was as follows:

	August 31, 2018	August 31, 2017
Ordinary Income	$9,920,707	$6,426,736

Distributions paid by the fund with respect to each class of shares are calculated in the same manner, at the same time and in the same amount, except for the effect of class level expenses that may be applied differently to each class. As of August 31, 2018, the components of distributable earnings on a tax basis consisted of $3,539,990 of undistributed ordinary income.

Such distributions and distributable earnings, on a tax basis, are determined in conformity with income tax regulations, which may differ from US GAAP. Distributions in excess of tax basis earnings and profits, if any, are reported in the fund's financial statements as a return of capital. Short-term gains from underlying funds are treated as ordinary income for tax purposes.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences, if any, will reverse in a subsequent period. Book-tax differences are primarily attributable to foreign currency transactions, wash sale loss deferrals, derivative transactions and partnerships.

Note 3 — Derivative Instruments

The fund may invest in derivatives in order to meet its investment objective. Derivatives include a variety of different instruments that may be traded in the over-the-counter (OTC) market, on a regulated exchange or through a clearing facility. The risks in using derivatives vary depending upon the structure of the instruments, including the use of leverage, optionality, the liquidity or lack of liquidity of the contract, the creditworthiness of the counterparty or clearing organization and the volatility of the position. Some derivatives involve risks that are potentially greater than the risks associated with investing directly in the referenced securities or other referenced underlying instrument. Specifically, the fund is exposed to the risk that the counterparty to an OTC derivatives contract will be unable or unwilling to make timely settlement payments or otherwise honor its obligations. OTC derivatives transactions typically can only be closed out with the other party to the transaction.

Forward foreign currency contracts are typically traded through the OTC market. Certain forwards are regulated by the Commodity Futures Trading Commission (the CFTC). Derivative counterparty risk is managed through an ongoing evaluation of the creditworthiness of all potential counterparties and, if applicable, designated clearing organizations. The fund attempts to reduce its exposure to counterparty risk for derivatives traded in the OTC market, whenever possible, by entering into an International Swaps and Derivatives Association (ISDA) Master Agreement with each of its OTC counterparties. The ISDA gives each party to the agreement the right to terminate all transactions traded under the agreement if there is certain deterioration in the credit quality or contractual default of the other party, as defined in the ISDA. Upon an event of default or a termination of the ISDA, the non-defaulting party has the right to close out all transactions and to net amounts owed.

As defined by the ISDA, the fund may have collateral agreements with certain counterparties to mitigate counterparty risk on OTC derivatives. Subject to established minimum levels, collateral for OTC transactions is generally determined based on the net aggregate unrealized gain or loss on contracts with a particular counterparty. Collateral pledged to the fund is held in a segregated account by a third-party agent or held by the custodian bank for the benefit of the fund and can be in the form of cash or debt securities issued by the U.S. government or related agencies; collateral posted by the fund for OTC transactions is held in a segregated account at the fund's custodian and is noted in the accompanying Fund's investments, or if cash is posted, on the Statement of assets and liabilities. The fund's maximum risk of loss due to counterparty risk is equal to the asset value of outstanding contracts offset by collateral received.

Futures are traded on an exchange. Exchange-traded transactions generally present less counterparty risk to a fund than OTC transactions. The exchange stands between the fund and the broker to the contract and therefore, credit risk is generally limited to the failure of the exchange and the clearing member. Margin requirements for exchange-traded derivatives are set by the broker. Margin for exchange-traded transactions are detailed in the Statement of assets and liabilities as Collateral held at broker for futures contracts.

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Futures. A futures contract is a contractual agreement to buy or sell a particular currency or financial instrument at a pre-determined price in the future. Risks related to the use of futures contracts include possible illiquidity of the futures markets, contract prices that can be highly volatile and imperfectly correlated to movements in the underlying financial instrument and potential losses in excess of the amounts recognized on the Statement of assets and liabilities. Use of long futures contracts subjects the fund to the risk of loss up to the notional value of the futures contracts. Use of short futures contracts subjects the fund to unlimited risk of loss.

Upon entering into a futures contract, the fund is required to deposit initial margin with the broker in the form of cash or securities. The amount of required margin is generally based on a percentage of the contract value; this amount is the initial margin for the trade. The margin deposit must then be maintained at the established level over the life of the contract. Futures margin receivable / payable is included on the Statement of assets and liabilities. Futures contracts are marked-to-market daily and an appropriate payable or receivable for the change in value (variation margin) and unrealized gain or loss is recorded by the fund. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

During the year ended August 31, 2018, the fund used futures contracts to manage against anticipated changes in securities markets. The fund held futures contracts with notional values ranging from $8.2 million to $10.6 million as measured at each quarter end.

Forward foreign currency contracts. A forward foreign currency contract is an agreement between two parties to buy and sell specific currencies at a price that is set on the date of the contract. The forward contract calls for delivery of the currencies on a future date that is specified in the contract. Risks related to the use of forwards include the possible failure of counterparties to meet the terms of the forward agreement, the failure of the counterparties to timely post collateral if applicable, the risk that currency movements will not favor the fund thereby reducing the fund's total return, and the potential for losses in excess of the amounts recognized on the Statement of assets and liabilities.

The market value of a forward foreign currency contract fluctuates with changes in foreign currency exchange rates. Forward foreign currency contracts are marked-to-market daily and the change in value is recorded by the fund as an unrealized gain or loss. Realized gains or losses, equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed, are recorded upon delivery or receipt of the currency or settlement with the counterparty.

During the year ended August 31, 2018, the fund used forward foreign currency contracts to manage against anticipated changes in currency exchange rates and to manage currency exposure. The fund held forward foreign currency contracts with U.S. dollar notional values ranging from $130,100 to $10.0 million, as measured at each quarter end.

Fair value of derivative instruments by risk category

The table below summarizes the fair value of derivatives held by the fund at August 31, 2018 by risk category:

Risk	Statement of assets and liabilities location	Financial instruments location	Assets derivatives fair value	Liabilities derivative fair value
Equity	Receivable/payable for futures variation margin	Futures†	—	($356,944)
Foreign currency	Unrealized appreciation/depreciation on forward foreign currency exchange contracts	Forward foreign currency contracts	$3,608	(2,420)
Total			$3,608	($359,364)
† Reflects cumulative appreciation/depreciation on futures as disclosed in Fund's investments. Only the year end variation margin is separately disclosed on the Statement of assets and liabilities.

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Effect of derivative instruments on the Statement of operations

The table below summarizes the net realized gain (loss) included in the net increase (decrease) in net assets from operations, classified by derivative instrument and risk category, for the year ended August 31, 2018:

Statement of operations location - net realized gain (loss) on:
Risk	Futures contracts	Forward foreign currency contracts	Total
Equity	($1,018,319)	—	($1,018,319)
Foreign currency	—	($384,607)	($384,607)
Total	($1,018,319)	($384,607)	($1,402,926)

The table below summarizes the net change in unrealized appreciation (depreciation) included in the net increase (decrease) in net assets from operations, classified by derivative instrument and risk category, for the year ended August 31, 2018:

Statement of operations location - change in net unrealized appreciation (depreciation) of:
Risk	Futures contracts	Forward foreign currency contracts	Total
Equity	($225,131)	—	($225,131)
Foreign currency	—	$215,217	$215,217
Total	($225,131)	$215,217	($9,914)

Note 4 — Guarantees and indemnifications

Under the Trust's organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust, including the fund. Additionally, in the normal course of business, the fund enters into contracts with service providers that contain general indemnification clauses. The fund's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the fund that have not yet occurred. The risk of material loss from such claims is considered remote.

Note 5 — Fees and transactions with affiliates

John Hancock Advisers, LLC (the Advisor) serves as investment advisor for the fund. John Hancock Funds, LLC (the Distributor), an affiliate of the Advisor, serves as principal underwriter of the fund. The Advisor and the Distributor are indirect, wholly owned subsidiaries of Manulife Financial Corporation (MFC).

Management fee. The fund pays the Advisor a management fee for its services to the fund. John Hancock Asset Management, a division of Manulife Asset Management (North America) Limited and John Hancock Asset Management a division of Manulife Asset Management (US) LLC, both indirectly owned subsidiaries of MFC and affiliates of the Advisor, act as subadvisors to the fund. The fund is not responsible for payment of the subadvisory fees.

The management fee has two components: (1) a fee on assets invested in a fund of the Trust or John Hancock Funds III (JHF III); and (2) a fee on assets invested in investments other than a fund of the Trust or JHF III (Other assets).

Management fees are determined in accordance with the following schedule:

	First $5.0 billion of average net assets	Excess over $5.0 billion of average net assets
Assets in a fund of the Trust or JHF III	0.100%	0.075%
Other assets	0.550%	0.525%

The Advisor has contractually agreed to reduce its management fee and/or make payment to the fund in an amount equal to the amount by which "Other expenses" of the fund exceed 0.04% of the average net assets of the fund. "Other expenses" means all of the expenses of the fund, excluding: advisory fees, taxes, brokerage commissions, interest expense, litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the fund's business,

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class specific expenses, underlying fund expenses (acquired fund fees), and short dividend expense. The current expense limitation agreement expires on December 31, 2018, unless renewed by mutual agreement of the fund and the Advisor based upon a determination that this is appropriate under the circumstances at that time.

The Advisor has contractually agreed to reduce its management fee by 0.05% of the fund's average daily net assets up to $5 billion, and by 0.025% of the fund's average daily net assets over $5 billion. The current expense limitation agreement expires on December 31, 2018, unless renewed by mutual agreement of the fund and the Advisor based upon a determination that this is appropriate under the circumstances at that time.

The Advisor has voluntarily agreed to waive its management fee for the fund so that the aggregate advisory fee retained by the Advisor with respect to both the fund and its underlying investments (after payment of subadvisory fees) does not exceed 0.55% of the fund's first $5 billion of average net assets and 0.525% of the fund's average net assets in excess of $5 billion. The Advisor may terminate this voluntary waiver at any time upon notice to the Trust.

For the year ended August 31, 2018, the expense reductions described above amounted to the following:

Class	Expense reduction	Class	Expense reduction
Class A	$140,517	Class R4	$2,055
Class C	79,447	Class R6	20,638
Class I	629,983	Total	$876,514
Class R2	3,874

Expenses waived or reimbursed in the current fiscal period are not subject to recapture in future fiscal periods.

The investment management fees, including the impact of the waivers and reimbursements as described above, incurred for the year ended August 31, 2018 were equivalent to a net annual effective rate of 0.12% of the fund's average daily net assets.

Accounting and legal services. Pursuant to a service agreement, the fund reimburses the Advisor for all expenses associated with providing the administrative, financial, legal, compliance, accounting and recordkeeping services to the fund, including the preparation of all tax returns, periodic reports to shareholders and regulatory reports, among other services. These expenses are allocated to each share class based on its relative net assets at the time the expense was incurred. These accounting and legal services fees incurred for the year ended August 31, 2018 amounted to an annual rate of 0.01% of the fund's average daily net assets.

Distribution and service plans. The fund has a distribution agreement with the Distributor. The fund has adopted distribution and service plans with respect to Class A, Class C, Class R2 and Class R4 shares pursuant to Rule 12b-1 under the 1940 Act, to pay the Distributor for services provided as the distributor of shares of the fund. In addition, under a service plan for Class R2 and Class R4 shares, the fund pays for certain other services. The fund may pay up to the following contractual rates of distribution and service fees under these arrangements, expressed as an annual percentage of average daily net assets for each class of the fund's shares:

Class	Rule 12b-1 fee	Service fee	Class	Rule 12b-1 fee	Service fee
Class A	0.30%	—	Class R2	0.25%	0.25%
Class C	1.00%	—	Class R4	0.25%	0.10%

The fund's Distributor has contractually agreed to waive 0.10% of Rule 12b-1 fees for Class R4 shares. The current waiver agreement expires on December 31, 2018, unless renewed by mutual agreement of the fund and the Distributor based upon a determination that this is appropriate under the circumstances at the time. This contractual waiver amounted to $1,686 for Class R4 shares for the year ended August 31, 2018.

Sales charges. Class A shares are assessed up-front sales charges, which resulted in payments to the Distributor amounting to $65,377 for the year ended August 31, 2018. Of this amount, $10,421 was retained and used for printing

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prospectuses, advertising, sales literature and other purposes, $50,441 was paid as sales commissions to broker-dealers and $4,515 was paid as sales commissions to sales personnel of Signator Investors, Inc., a broker-dealer affiliate of the Advisor.

Class A and Class C shares may be subject to contingent deferred sales charges (CDSCs). Certain Class A shares that are acquired through purchases of $1 million or more and are redeemed within one year of purchase are subject to a 1.00% sales charge. Class C shares that are redeemed within one year of purchase are subject to a 1.00% CDSC. CDSCs are applied to the lesser of the current market value at the time of redemption or the original purchase cost of the shares being redeemed. Proceeds from CDSCs are used to compensate the Distributor for providing distribution-related services in connection with the sale of these shares. During the year ended August 31, 2018, CDSCs received by the Distributor amounted to $64 and $2,249 for Class A and Class C shares, respectively.

Transfer agent fees. The John Hancock group of funds has a complex-wide transfer agent agreement with John Hancock Signature Services, Inc. (Signature Services), an affiliate of the Advisor. The transfer agent fees paid to Signature Services are determined based on the cost to Signature Services (Signature Services Cost) of providing recordkeeping services. It also includes out-of-pocket expenses, including payments made to third-parties for recordkeeping services provided to their clients who invest in one or more John Hancock funds. In addition, Signature Services Cost may be reduced by certain fees that Signature Services receives in connection with retirement and small accounts. Signature Services Cost is calculated monthly and allocated, as applicable, to five categories of share classes: Retail Share and Institutional Share Classes of Non-Municipal Bond Funds, Class R6 Shares, Retirement Share Classes and Municipal Bond Share Classes. Within each of these categories, the applicable costs are allocated to the affected John Hancock affiliated funds and/or classes, based on the relative average daily net assets.

Class level expenses. Class level expenses for the year ended August 31, 2018 were:

Class	Distribution and service fees	Transfer agent fees
Class A	$342,588	$122,878
Class C	643,932	69,318
Class I	—	578,688
Class R2	15,901	393
Class R4	5,844	218
Class R6	—	2,063
Total	$1,008,265	$773,558

Trustee expenses. The fund compensates each Trustee who is not an employee of the Advisor or its affiliates. The costs of paying Trustee compensation and expenses are allocated to the fund based on its net assets relative to other funds within the John Hancock group of funds complex.

Note 6 — Fund share transactions

Transactions in fund shares for the years ended August 31, 2018 and 2017 were as follows:

		Year ended 8-31-18		Year ended 8-31-17
	Shares	Amount	Shares	Amount
Class A shares
Sold	818,842	$11,942,892	1,933,952	$27,279,805
Distributions reinvested	96,866	1,412,300	130,540	1,817,125
Repurchased	(3,766,375)	(54,975,235)	(12,620,810)	(178,314,184)
Net decrease	(2,850,667)	$(41,620,043)	(10,556,318)	$(149,217,254)

ANNUAL REPORT   |   JOHN HANCOCK ALTERNATIVE ASSET ALLOCATION FUND       32

		Year ended 8-31-18		Year ended 8-31-17
	Shares	Amount	Shares	Amount
Class C shares
Sold	285,944	$4,181,171	394,362	$5,590,654
Distributions reinvested	23,828	349,081	4,527	63,337
Repurchased	(1,351,293)	(19,723,143)	(2,574,821)	(36,456,274)
Net decrease	(1,041,521)	$(15,192,891)	(2,175,932)	$(30,802,283)
Class I shares
Sold	12,530,679	$182,778,002	15,803,609	$224,041,906
Distributions reinvested	456,765	6,659,628	258,614	3,597,333
Repurchased	(11,855,613)	(172,889,441)	(13,063,416)	(184,950,330)
Net increase	1,131,831	$16,548,189	2,998,807	$42,688,909
Class R2 shares
Sold	54,762	$798,053	68,493	$966,091
Distributions reinvested	2,646	38,552	3,009	41,853
Repurchased	(129,483)	(1,893,736)	(294,988)	(4,224,062)
Net decrease	(72,075)	$(1,057,131)	(223,486)	$(3,216,118)
Class R4 shares
Sold	25,336	$370,471	94,383	$1,333,951
Distributions reinvested	1,087	15,852	2,869	39,968
Repurchased	(279,942)	(4,087,034)	(27,938)	(398,062)
Net increase (decrease)	(253,519)	$(3,700,711)	69,314	$975,857
Class R6 shares
Sold	542,265	$7,913,388	531,276	$7,564,957
Distributions reinvested	18,648	271,700	10,374	144,309
Repurchased	(368,443)	(5,351,603)	(678,667)	(9,583,433)
Net increase (decrease)	192,470	$2,833,485	(137,017)	$(1,874,167)
Total net decrease	(2,893,481)	$(42,189,102)	(10,024,632)	$(141,445,056)

Affiliates of the fund owned 1% of shares of Class R6 on August 31, 2018. Such concentration of shareholders' capital could have a material effect on the fund if such shareholders redeem from the fund.

Note 7 — Purchase and sale of securities

Purchases and sales of securities, other than short-term investments, amounted to $122,779,398 and $166,700,209, respectively, for the year ended August 31, 2018.

Note 8 — Investment in affiliated underlying funds

The fund may invest in affiliated underlying funds that are managed by the Advisor and its affiliates. The fund does not invest in the affiliated underlying funds for the purpose of exercising management or control; however, the fund's investment may represent a significant portion of each underlying fund's net assets. At August 31, 2018, the fund held 5% or more of the net assets of the underlying funds shown below:

Fund	Underlying fund's net assets
John Hancock Funds II Redwood Fund	84.7%
John Hancock Funds Enduring Assets Fund	18.8%
John Hancock Funds II Short Duration Credit Opportunities Fund	9.0%

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Fund	Underlying fund's net assets
John Hancock Funds Seaport Long/Short Fund	6.5%
John Hancock Funds II Technical Opportunities Fund	5.2%

Information regarding the fund's purchases and sales of the affiliated underlying funds as well as income and capital gains earned by the fund from their investments in affiliated underlying funds during the period is as follows:

					Dividends and distributions
Fund	Beginning share amount	Shares purchased	Shares sold	Ending share amount	Income distributions received	Capital gain distributions received	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Ending value
Absolute Return Currency	6,693,122	1,141,038	(1,722,969)	6,111,191	—	—	($1,091,724)	($954,419)	$56,161,850
Enduring Assets	2,530,440	388,477	(457,140)	2,461,777	$648,916	$97,985	447,336	(1,416,228)	29,467,465
Global Absolute Return Strategies	9,345,070	83,489	(1,232,424)	8,196,135	—	—	(1,005,649)	(520,579)	83,354,698
Global Income	3,091,756	176,853	(3,268,609)	—	1,197,784	—	(1,932,570)	454,268	—
Global Real Estate	1,194,848	68,961	(1,263,809)	—	176,507	—	(10,007)	(264,793)	—
John Hancock Collateral Trust*	—	6,291,881	(5,228,119)	1,063,762	—	—	(1,415)	222	10,644,108
Natural Resources	406,313	35,476	(441,789)	—	72,026	—	824,660	(270,963)	—
Real Return Bond	2,039,545	97,887	(184,516)	1,952,916	594,750	—	(66,343)	(476,878)	21,306,316
Redwood	7,709,344	300,690	(1,244,934)	6,765,100	—	—	(696,044)	4,841,204	76,445,631
Seaport Long/Short	4,796,638	580,123	(871,679)	4,505,082	—	4,319,289	1,049,889	(2,302,069)	52,709,454
Short Duration Credit Opportunities	8,465,142	1,710,509	(1,081,504)	9,094,147	3,059,258	—	(670,491)	(2,235,814)	85,303,098
Strategic Income Opportunities	8,298,123	979,615	(1,042,223)	8,235,515	3,073,846	—	(277,249)	(4,348,667)	85,237,585
Technical Opportunities	2,137,937	594,058	(806,337)	1,925,658	82,740	4,507,332	(304,617)	1,296,733	26,805,164
					$8,905,827	$8,924,606	($3,734,224)	($6,197,983)	$527,435,369
*Refer to the Securities lending note within Note 2 for details regarding this investment.

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Note 9 — Transactions in securities of affiliated issuers

Affiliated issuers, as defined by the 1940 Act, are those in which the fund's holdings of an issuer represent 5% or more of the outstanding voting securities of the issuer. A summary of the fund's transactions in the securities of these issuers during the year ended August 31, 2018, is set forth below:

					Dividends and distributions
Affiliate	Beginning share amount	Shares purchased	Shares sold	Ending share amount	Income distributions received	Capital gain distributions received	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Ending value
Credit Suisse Managed Futures Strategy Fund	—	2,148,049	(104,443)	2,043,606	—	—	($48,628)	($469,399)	$20,395,187
Invesco DB Gold Fund	183,319	65,670	(33,001)	215,988	—	—	50,219	(238,999)	8,144,907
Touchstone Merger Arbitrage Fund	2,759,657	152,492	(200,425)	2,711,724	—	$1,611,838	(44,015)	(1,741,660)	28,635,810
					—	$1,611,838	($42,424)	($2,450,058)	$57,175,904

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REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Trustees of John Hancock Funds II and Shareholders of John Hancock Alternative Asset Allocation Fund

Opinion on the Financial Statements

We have audited the accompanying statement of assets and liabilities, including the fund's investments, of John Hancock Alternative Asset Allocation Fund (one of the funds constituting John Hancock Funds II, referred to hereafter as the "Fund") as of August 31, 2018, the related statement of operations for the year ended August 31, 2018, the statements of changes in net assets for each of the two years in the period ended August 31, 2018, including the related notes, and the financial highlights for each of the five years in the period ended August 31, 2018 (collectively referred to as the "financial statements"). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of August 31, 2018, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended August 31, 2018 and the financial highlights for each of the five years in the period ended August 31, 2018 in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements are the responsibility of the Fund's management. Our responsibility is to express an opinion on the Fund's financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) ("PCAOB") and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of August 31, 2018 by correspondence with the custodian, transfer agents and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

/s/ PricewaterhouseCoopers LLP

Boston, Massachusetts

October 24, 2018

We have served as the auditor of one or more investment companies in the John Hancock group of funds since 1988.

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TAX INFORMATION

Unaudited

For federal income tax purposes, the following information is furnished with respect to the distributions of the fund, if any, paid during its taxable year ended August 31, 2018.

The fund reports the maximum amount allowable of its net taxable income as eligible for the corporate dividends-received deduction.

The fund reports the maximum amount allowable of its net taxable income as qualified dividend income as provided in the Jobs and Growth Tax Relief Reconciliation Act of 2003.

Eligible shareholders will be mailed a 2018 Form 1099-DIV in early 2019. This will reflect the tax character of all distributions paid in calendar year 2018.

Please consult a tax advisor regarding the tax consequences of your investment in the fund.

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CONTINUATION OF INVESTMENT ADVISORY AND SUBADVISORY AGREEMENTS

Evaluation of Advisory and Subadvisory Agreements by the Board of Trustees

This section describes the evaluation by the Board of Trustees (the Board) of John Hancock Funds II (the Trust) of the Advisory Agreement (the Advisory Agreement) with John Hancock Advisers, LLC (the Advisor) and the Subadvisory Agreements (the Subadvisory Agreements) with John Hancock Asset Management a division of Manulife Asset Management (North America) Limited and John Hancock Asset Management a division of Manulife Asset Management (US) LLC (the Subadvisors) for John Hancock Alternative Asset Allocation Fund (the fund). The Advisory Agreement and Subadvisory Agreements are collectively referred to as the Agreements. Prior to the June 18-21, 2018 in-person meeting at which the Agreements were approved, the Board also discussed and considered information regarding the proposed continuation of the Agreements at an in-person meeting held on May 29-31, 2018.

Approval of Advisory and Subadvisory Agreements

At in-person meetings held on June 18-21, 2018, the Board, including the Trustees who are not parties to any Agreement or considered to be interested persons of the Trust under the Investment Company Act of 1940, as amended (the 1940 Act) (the Independent Trustees), reapproved for an annual period the continuation of the Advisory Agreement between the Trust and the Advisor and the Subadvisory Agreements between the Advisor and the Subadvisors with respect to the fund.

In considering the Advisory Agreement and the Subadvisory Agreements, the Board received in advance of the meetings a variety of materials relating to the fund, the Advisor and the Subadvisors, including comparative performance, fee and expense information for a peer group of similar funds prepared by an independent third-party provider of mutual fund data, performance information for an applicable benchmark index; and, with respect to the Subadvisors, comparative performance information for comparably managed accounts, as applicable, and other information provided by the Advisor and the Subadvisors regarding the nature, extent and quality of services provided by the Advisor and the Subadvisors under their respective Agreements, as well as information regarding the Advisor's revenues and costs of providing services to the fund and any compensation paid to affiliates of the Advisor. At the meetings at which the renewal of the Advisory Agreement and Subadvisory Agreements are considered, particular focus is given to information concerning fund performance, comparability of fees and total expenses, and profitability. However, the Board notes that the evaluation process with respect to the Advisor and the Subadvisors is an ongoing one. In this regard, the Board also took into account discussions with management and information provided to the Board (including its various committees) at prior meetings with respect to the services provided by the Advisor and the Subadvisors to the fund, including quarterly performance reports prepared by management containing reviews of investment results and prior presentations from the Subadvisors with respect to the fund. The information received and considered by the Board in connection with the May and June meetings and throughout the year was both written and oral. The Board noted the affiliation of the Subadvisors with the Advisor, noting any potential conflicts of interest. The Board also considered the nature, quality, and extent of non-advisory services, if any, to be provided to the fund by the Advisor's affiliates, including distribution services. The Board considered the Advisory Agreement and the Subadvisory Agreement separately in the course of its review. In doing so, the Board noted the respective roles of the Advisor and Subadvisor in providing services to the fund.

Throughout the process, the Board asked questions of and requested additional information from management. The Board is assisted by counsel for the Trust and the Independent Trustees are also separately assisted by independent legal counsel throughout the process. The Independent Trustees also received a memorandum from their independent legal counsel discussing the legal standards for their consideration of the proposed continuation of the Agreements and discussed the proposed continuation of the Agreements in private sessions with their independent legal counsel at which no representatives of management were present.

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Approval of Advisory Agreement

In approving the Advisory Agreement with respect to the fund, the Board, including the Independent Trustees, considered a variety of factors, including those discussed below. The Board also considered other factors (including conditions and trends prevailing generally in the economy, the securities markets, and the industry) and did not treat any single factor as determinative, and each Trustee may have attributed different weights to different factors. The Board's conclusions may be based in part on its consideration of the advisory and subadvisory arrangements in prior years and on the Board's ongoing regular review of fund performance and operations throughout the year.

Nature, extent, and quality of services. Among the information received by the Board from the Advisor relating to the nature, extent, and quality of services provided to the fund, the Board reviewed information provided by the Advisor relating to its operations and personnel, descriptions of its organizational and management structure, and information regarding the Advisor's compliance and regulatory history, including its Form ADV. The Board also noted that on a regular basis it receives and reviews information from the Trust's Chief Compliance Officer (CCO) regarding the fund's compliance policies and procedures established pursuant to Rule 38a-1 under the 1940 Act. The Board observed that the scope of services provided by the Advisor, and of the undertakings required of the Advisor in connection with those services, including maintaining and monitoring its own and the fund's compliance programs, risk management programs, liquidity management programs and cybersecurity programs, had expanded over time as a result of regulatory, market and other developments. The Board considered that the Advisor is responsible for the management of the day-to-day operations of the fund, including, but not limited to, general supervision of and coordination of the services provided by the Subadvisors, and is also responsible for monitoring and reviewing the activities of the Subadvisors and third-party service providers.

The Board also considered the significant risks assumed by the Advisor in connection with the services provided to the fund including entrepreneurial risk in sponsoring new funds and ongoing risks including investment, operational, enterprise, litigation, regulatory and compliance risks with respect to all funds.

In considering the nature, extent, and quality of the services provided by the Advisor, the Trustees also took into account their knowledge of the Advisor's management and the quality of the performance of the Advisor's duties, through Board meetings, discussions and reports during the preceding year and through each Trustee's experience as a Trustee of the Trust and of the other trusts in the John Hancock group of funds complex (the John Hancock Fund Complex).

In the course of their deliberations regarding the Advisory Agreement, the Board considered, among other things:

(a)	the skills and competency with which the Advisor has in the past managed the Trust's affairs and its subadvisory relationship, the Advisor's oversight and monitoring of the Subadvisors' investment performance and compliance programs, such as the Subadvisors' compliance with fund policies and objectives, review of brokerage matters, including with respect to trade allocation and best execution and the Advisor's timeliness in responding to performance issues;
(b)	the background, qualifications and skills of the Advisor's personnel;
(c)	the Advisor's compliance policies and procedures and its responsiveness to regulatory changes and fund industry developments;
(d)	the Advisor's administrative capabilities, including its ability to supervise the other service providers for the fund, as well as the Advisor's oversight of any securities lending activity, its monitoring of class action litigation and collection of class action settlements on behalf of the fund, and bringing loss recovery actions on behalf of the fund;
(e)	the financial condition of the Advisor and whether it has the financial wherewithal to provide a high level and quality of services to the fund;

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(f)	the Advisor's initiatives intended to improve various aspects of the Trust's operations and investor experience with the fund; and
(g)	the Advisor's reputation and experience in serving as an investment advisor to the Trust and the benefit to shareholders of investing in funds that are part of a family of funds offering a variety of investments.

The Board concluded that the Advisor may reasonably be expected to continue to provide a high quality of services under the Advisory Agreement with respect to the fund.

Investment performance. In considering the fund's performance, the Board noted that it reviews at its regularly scheduled meetings information about the fund's performance results. In connection with the consideration of the Advisory Agreement, the Board:

(a)	reviewed information prepared by management regarding the fund's performance;
(b)	considered the comparative performance of an applicable benchmark index;
(c)	considered the performance of comparable funds, if any, as included in the report prepared by an independent third-party provider of fund data; and
(d)	took into account the Advisor's analysis of the fund's performance; and its plans and recommendations regarding the Trust's subadvisory arrangements generally.

The Board noted that while it found the data provided by the independent third-party generally useful it recognized its limitations, including in particular that the data may vary depending on the end date selected and that the results of the performance comparisons may vary depending on the selection of the peer group. The Board noted that the fund outperformed its benchmark index for the one-, three- and five-year periods ended December 31, 2017. The Board also noted that the fund outperformed its peer group average for the one-, three- and five-year periods ended December 31, 2017. The Board took into account management's discussion of the fund's performance, including the favorable performance relative to the peer group and benchmark index for the one-, three- and five-year periods. The Board concluded that the fund's performance has generally been in line with or outperformed the historical performance of comparable funds and the fund's benchmark index.

Fees and expenses. The Board reviewed comparative information prepared by an independent third-party provider of mutual fund data, including, among other data, the fund's contractual and net management fees (and subadvisory fees, to the extent available) and total expenses as compared to similarly situated investment companies deemed to be comparable to the fund in light of the nature, extent and quality of the management and advisory and subadvisory services provided by the Advisor and the Subadvisors. The Board considered the fund's ranking within a smaller group of peer funds chosen by the independent third-party provider, as well as the fund's ranking within a broader group of funds. In comparing the fund's contractual and net management fees to those of comparable funds, the Board noted that such fees include both advisory and administrative costs. The Board noted that net management fees and net total expenses for the fund are lower than the peer group median.

The Board took into account management's discussion with respect to the overall management fee and the fees of the Subadvisors, including the amount of the advisory fee retained by the Advisor after payment of the subadvisory fees, in each case in light of the services rendered for those amounts and the risk undertaken by the Advisor. The Board also noted that the Advisor pays the subadvisory fees. In addition, the Board took into account that management had agreed to implement an overall fee waiver across the complex, including the fund, which is discussed further below. The Board also noted that, in addition, the Advisor is currently waiving fees and/or reimbursing expenses with respect to the fund and that the fund has breakpoints in its contractual management fee schedule that reduces management fees as assets increase. The Board also noted that the fund's distributor, an affiliate of the Advisor, has agreed to waive a portion of its Rule 12b-1 fee for a share class of the fund. The Board reviewed information provided by the Advisor concerning the investment advisory fee charged by the Advisor or one of its advisory affiliates to other clients (including other funds in the John Hancock Fund Complex)

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having similar investment mandates, if any. The Board considered any differences between the Advisor's and Subadvisors' services to the fund and the services they provide to other comparable clients or funds. The Board concluded that the advisory fee paid with respect to the fund is reasonable in light of the nature, extent and quality of the services provided to the fund under the Advisory Agreement.

In addition, the Trustees reviewed the advisory fee to be paid to the Advisor for the fund, and concluded that such fee is based on services provided that are in addition to, rather than duplicative of, the services provided pursuant to the advisory agreements for the underlying funds of the fund, and that the additional services are necessary because of the differences between the investment policies, strategies and techniques of the fund and those of its underlying funds.

Profitability/Fall out benefits. In considering the costs of the services to be provided and the profits to be realized by the Advisor and its affiliates (including the Subadvisors) from the Advisor's relationship with the Trust, the Board:

(a)	reviewed financial information of the Advisor;
(b)	reviewed and considered information presented by the Advisor regarding the net profitability to the Advisor and its affiliates with respect to the fund;
(c)	received and reviewed profitability information with respect to the John Hancock Fund Complex as a whole and with respect to the fund;
(d)	received information with respect to the Advisor's allocation methodologies used in preparing the profitability data and considered that the Advisor hired an independent third-party consultant to provide an analysis of the Advisor's allocation methodologies;
(e)	considered that the John Hancock insurance companies that are affiliates of the Advisor, as shareholders of the Trust directly or through their separate accounts, receive certain tax credits or deductions relating to foreign taxes paid and dividends received by certain funds of the Trust and noted that these tax benefits, which are not available to participants in qualified retirement plans under applicable income tax law, are reflected in the profitability information reviewed by the Board;
(f)	considered that the Advisor also provides administrative services to the fund on a cost basis pursuant to an administrative services agreement;
(g)	noted that affiliates of the Advisor provide transfer agency services and distribution services to the fund, and that the fund's distributor also receives Rule 12b-1 payments to support distribution of the fund;
(h)	noted that the fund's Subadvisors are an affiliates of the Advisor;
(i)	noted that the Advisor also derives reputational and other indirect benefits from providing advisory services to the fund;
(j)	noted that the subadvisory fees for the fund are paid by the Advisor; and
(k)	With respect to the fund, the Board noted that the advisory fee is in addition to the fees received by the Advisor and its affiliates with regard to the affiliated underlying funds in which the funds may invest;
(l)	considered the Advisor's ongoing costs and expenditures necessary to improve services, meet new regulatory and compliance requirements, and adapt to other challenges impacting the fund industry; and
(m)	considered that the Advisor should be entitled to earn a reasonable level of profits in exchange for the level of services it provides to the fund and the risks that it assumes as Advisor, including entrepreneurial, operational, reputational, litigation and regulatory risk.

Based upon its review, the Board concluded that the level of profitability, if any, of the Advisor and its affiliates (including the Subadvisors) from their relationship with the fund was reasonable and not excessive.

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Economies of scale. In considering the extent to which economies of scale would be realized as the fund grows and whether fee levels reflect these economies of scale for the benefit of fund shareholders, the Board:

(a)	considered that with respect to the John Hancock underlying funds in which the fund invests, the Advisor has contractually agreed to waive a portion of its management fee such funds and for each of the other John Hancock funds in the complex (except as discussed below) with respect to the John Hancock underlying funds in which the fund invests (the participating portfolios) or otherwise reimburse the expenses of the participating portfolios (the reimbursement). This waiver is based upon aggregate net assets of all the participating portfolios. The funds that are not participating portfolios are each of the funds of funds of the Trust and John Hancock Variable Insurance Trust. The funds of funds also benefit from such overall management fee waiver through their investment in underlying funds that include certain of the participating portfolios, which are subject to reimbursement;
(b)	reviewed the fund's advisory fee structure and concluded that: (i) the fund's fee structure contains breakpoints in the advisory fees for the fund; and (ii) although economies of scale cannot be measured with precision, these arrangements permit shareholders of the fund to benefit from economies of scale if the fund grows. The Board also took into account management's discussion of the fund's advisory fee structure; and
(c)	the Board also considered the effect of the fund's growth in size on its performance and fees. The Board also noted that if the fund's assets increase over time, the fund may realize other economies of scale.

Approval of Subadvisory Agreements

In making its determination with respect to approval of the Subadvisory Agreements, the Board reviewed:

(1)	information relating to the Subadvisors' business, including current subadvisory services to the Trust (and other funds in the John Hancock Fund Complex);
(2)	the historical and current performance of the fund and comparative performance information relating to an applicable benchmark index and comparable funds; and
(3)	the subadvisory fees for the fund and to the extent available, comparable fee information prepared by an independent third party provider of fund data.

Nature, extent, and quality of services. With respect to the services provided by the Subadvisorsr, the Board received information provided to the Board by the Subadvisors, including the Subadvisors' respective Form ADV, as well as took into account information presented throughout the past year. The Board considered each Subadvisor's current level of staffing and its overall resources, as well as received information relating to each Subadvisor's compensation program. The Board reviewed each Subadvisor's history and investment experience, as well as information regarding the qualifications, background, and responsibilities of each Subadvisor's investment and compliance personnel who provide services to the fund. The Board also considered, among other things, each Subadvisor's compliance program and any disciplinary history. The Board also considered each Subadvisor's risk assessment and monitoring process. The Board reviewed each Subadvisor's regulatory history, including whether it was involved in any regulatory actions or investigations as well as material litigation, and any settlements and amelioratory actions undertaken, as appropriate. The Board noted that the Advisor conducts regular, periodic reviews of each Subadvisor and its operations, including regarding investment processes and organizational and staffing matters. The Board also noted that the Trust's CCO and his staff conduct regular, periodic compliance reviews with each Subadvisor and present reports to the Independent Trustees regarding the same, which includes evaluating the regulatory compliance systems of each Subadvisor and procedures reasonably designed to assure compliance with the federal securities laws. The Board also took into account the financial condition of each Subadvisor.

The Board considered each Subadvisor's investment process and philosophy. The Board took into account that each Subadvisor's responsibilities include the development and maintenance of an investment program for the fund that is consistent with the fund's investment objective, the selection of investment securities and the placement of orders for the

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purchase and sale of such securities, as well as the implementation of compliance controls related to performance of these services. The Board also received information with respect to each Subadvisor's brokerage policies and practices, including with respect to best execution and soft dollars.

Subadvisor compensation. In considering the cost of services to be provided by each Subadvisor and the profitability to each Subadvisor of its relationship with the fund, the Board noted that the fees under each Subadvisory Agreement are paid by the Advisor and not the fund. The Board also received information and took into account any other potential conflicts of interest the Advisor might have in connection with the Subadvisory Agreements.

In addition, the Board considered other potential indirect benefits that the Subadvisors and its affiliates may receive from the Subadvisors' relationship with the fund, such as the opportunity to provide advisory services to additional funds in the John Hancock Fund Complex and reputational benefits.

Subadvisory fees. The Board considered that the fund pays an advisory fee to the Advisor and that, in turn, the Advisor pays a subadvisory fee to the Subadvisors. As noted above, the Board also considered the fund's subadvisory fees as compared to similarly situated investment companies deemed to be comparable to the fund as included in the report prepared by the independent third party provider of fund data, to the extent available. The Board noted that the limited size of the Lipper peer group was not sufficient for comparative purposes. The Board also took into account the subadvisory fees paid by the Advisor to the Subadvisors with respect to the fund and compared them to fees charged by the Subadvisors to manage other subadvised portfolios and portfolios not subject to regulation under the 1940 Act, as applicable.

Subadvisor performance. As noted above, the Board considered the fund's performance as compared to the fund's peer group and the benchmark index and noted that the Board reviews information about the fund's performance results at its regularly scheduled meetings. The Board noted the Advisor's expertise and resources in monitoring the performance, investment style and risk-adjusted performance of the Subadvisors. The Board was mindful of the Advisor's focus on the Subadvisors' performance. The Board also noted the Subadvisors' long-term performance record for similar accounts, as applicable.

The Board's decision to approve the Subadvisory Agreement was based on a number of determinations, including the following:

(1)	the Subadvisor has extensive experience and demonstrated skills as a manager;
(2)	the fund's performance has generally been in line with or outperformed the historical performance of comparable funds and the fund's benchmark index; and
(3)	the subadvisory fees are reasonable in relation to the level and quality of services being provided under the Subadvisory Agreement; and
(4)	noted that the subadvisory fees are paid by the Advisor not the fund.

In addition, the Trustees reviewed the subadvisory fees to be paid to the Subadvisors for the fund and concluded that the subadvisory fees to be paid to the Subadvisors are based on services provided that are in addition to, rather than duplicative of, the services provided pursuant to the subadvisory agreements for the underlying funds of the fund, and that the additional services are necessary because of the differences between the investment policies, strategies and techniques of the fund and those of its underlying funds.

* * *

Based on the Board's evaluation of all factors that the Board deemed to be material, including those factors described above, the Board, including the Independent Trustees, concluded that renewal of the Advisory Agreement and the Subadvisory Agreement would be in the best interest of the fund and its shareholders. Accordingly, the Board, and the Independent Trustees voting separately, approved the Advisory Agreement and Subadvisory Agreement for an additional one-year period.

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Trustees and Officers

This chart provides information about the Trustees and Officers who oversee your John Hancock fund. Officers elected by the Trustees manage the day-to-day operations of the fund and execute policies formulated by the Trustees.

Independent Trustees

Name, year of birth Position(s) held with Trust Principal occupation(s) and other directorships during past 5 years	Trustee of the Trust since[1]	Number of John Hancock funds overseen by Trustee
Hassell H. McClellan, Born: 1945	2005	216
Trustee and Chairperson of the Board
Director/Trustee, Virtus Funds (since 2008); Director, The Barnes Group (since 2010); Associate Professor, The Wallace E. Carroll School of Management, Boston College (retired 2013). Trustee (since 2014) and Chairperson of the Board (since 2017), John Hancock Collateral Trust; Trustee (since 2015) and Chairperson of the Board (since 2017), John Hancock Exchange-Traded Fund Trust; Trustee (since 2012) and Chairperson of the Board (since 2017), John Hancock retail funds[3]; Trustee (2005-2006 and since 2012) and Chairperson of the Board (since 2017), John Hancock Funds III; Trustee (since 2005) and Chairperson of the Board (since 2017), John Hancock Variable Insurance Trust and John Hancock Funds II.

Charles L. Bardelis,[2] Born: 1941	2005	216
Trustee
Director, Island Commuter Corp. (marine transport). Trustee, John Hancock Collateral Trust (since 2014), Trustee, John Hancock Exchange-Traded Fund Trust (since 2015); Trustee, John Hancock retail funds[3] (since 2012); Trustee, John Hancock Funds III (2005-2006 and since 2012); Trustee, John Hancock Variable Insurance Trust (since 1988); Trustee, John Hancock Funds II (since 2005).

James R. Boyle, Born: 1959	2015	216
Trustee
Chief Executive Officer, Foresters Financial (since 2018); Chairman and Chief Executive Officer, Zillion Group, Inc. (formerly HealthFleet, Inc.) (healthcare) (2014-2018); Executive Vice President and Chief Executive Officer, U.S. Life Insurance Division of Genworth Financial, Inc. (insurance) (January 2014-July 2014); Senior Executive Vice President, Manulife Financial Corporation, President and Chief Executive Officer, John Hancock (1999-2012); Chairman and Director, John Hancock Advisers, LLC, John Hancock Funds, LLC, and John Hancock Investment Management Services, LLC (2005-2010). Trustee, John Hancock Collateral Trust and John Hancock Exchange-Traded Fund Trust (since 2015); Trustee, John Hancock retail funds[3] (2005-2010; 2012-2014 and since 2015); Trustee, John Hancock Variable Insurance Trust and John Hancock Funds II (2005-2014 and since 2015).

Peter S. Burgess,[2] Born: 1942	2005	216
Trustee
Consultant (financial, accounting, and auditing matters) (since 1999); Certified Public Accountant; Partner, Arthur Andersen (independent public accounting firm) (prior to 1999); Director, Lincoln Educational Services Corporation (since 2004); Director, Symetra Financial Corporation (2010-2016); Director, PMA Capital Corporation (2004-2010). Trustee, John Hancock Collateral Trust (since 2014); Trustee, John Hancock Exchange-Traded Fund Trust (since 2015); Trustee, John Hancock retail funds[3] (since 2012); Trustee, John Hancock Funds III (2005-2006 and since 2012); Trustee, John Hancock Variable Insurance Trust and John Hancock Funds II (since 2005).

William H. Cunningham, Born: 1944	2012	216
Trustee
Professor, University of Texas, Austin, Texas (since 1971); former Chancellor, University of Texas System and former President of the University of Texas, Austin, Texas; Chairman (since 2009) and Director (since 2006), Lincoln National Corporation (insurance); Director, Southwest Airlines (since 2000); former Director, LIN Television (2009-2014). Trustee, John Hancock retail funds[3] (since 1986); Trustee, John Hancock Variable Insurance Trust (since 2012); Trustee, John Hancock Funds II (2005-2006 and since 2012); Trustee, John Hancock Collateral Trust (since 2014); Trustee, John Hancock Exchange-Traded Fund Trust (since 2015).

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Independent Trustees (continued)

Name, year of birth Position(s) held with Trust Principal occupation(s) and other directorships during past 5 years	Trustee of the Trust since[1]	Number of John Hancock funds overseen by Trustee
Grace K. Fey, Born: 1946	2008	216
Trustee
Chief Executive Officer, Grace Fey Advisors (since 2007); Director and Executive Vice President, Frontier Capital Management Company (1988-2007); Director, Fiduciary Trust (since 2009). Trustee, John Hancock Collateral Trust (since 2014); Trustee, John Hancock Exchange-Traded Fund Trust (since 2015); Trustee, John Hancock retail funds[3] (since 2012); Trustee, John Hancock Variable Insurance Trust and John Hancock Funds II (since 2008).

Theron S. Hoffman,[2] Born: 1947	2008	216
Trustee
Chief Executive Officer, T. Hoffman Associates, LLC (consulting firm) (since 2003); Director, The Todd Organization (consulting firm) (2003-2010); President, Westport Resources Management (investment management consulting firm) (2006-2008); Board Member, Senior Managing Director, Partner, and Operating Head, Putnam Investments (2000-2003); Executive Vice President, The Thomson Corp. (financial and legal information publishing) (1997-2000). Trustee, John Hancock Collateral Trust (since 2014); Trustee, John Hancock Exchange-Traded Fund Trust (since 2015); Trustee, John Hancock retail funds[3] (since 2012); Trustee, John Hancock Variable Insurance Trust and John Hancock Funds II (since 2008).

Deborah C. Jackson, Born: 1952	2012	216
Trustee
President, Cambridge College, Cambridge, Massachusetts (since 2011); Board of Directors, National Association of Corporate Directors/New England (since 2015); Board of Directors, Association of Independent Colleges and Universities of Massachusetts (since 2014); Chief Executive Officer, American Red Cross of Massachusetts Bay (2002-2011); Board of Directors of Eastern Bank Corporation (since 2001); Board of Directors of Eastern Bank Charitable Foundation (since 2001); Board of Directors of American Student Assistance Corporation (1996-2009); Board of Directors of Boston Stock Exchange (2002-2008); Board of Directors of Harvard Pilgrim Healthcare (health benefits company) (2007-2011). Trustee, John Hancock retail funds[3] (since 2008); Trustee, John Hancock Variable Insurance Trust and John Hancock Funds II (since 2012); Trustee, John Hancock Collateral Trust (since 2014); and Trustee, John Hancock Exchange-Traded Fund Trust (since 2015).

James M. Oates, Born: 1946	2005	216

Trustee
Managing Director, Wydown Group (financial consulting firm) (since 1994); Chairman and Director, Emerson Investment Management, Inc. (2000-2015); Independent Chairman, Hudson Castle Group, Inc. (formerly IBEX Capital Markets, Inc.) (financial services company) (1997-2011); Director, Stifel Financial (since 1996); Director, Investor Financial Services Corporation (1995-2007); Director, Connecticut River Bancorp (1998-2014); Director/Trustee, Virtus Funds (since 1988). Trustee (since 2014) and Chairperson of the Board (2014-2016), John Hancock Collateral Trust; Trustee (since 2015) and Chairperson of the Board (2015-2016), John Hancock Exchange-Traded Fund Trust; Trustee (since 2012) and Chairperson of the Board (2012-2016), John Hancock retail funds[3]; Trustee (2005-2006 and since 2012) and Chairperson of the Board (2012-2016), John Hancock Funds III; Trustee (since 2004) and Chairperson of the Board (2005-2016), John Hancock Variable Insurance Trust; Trustee (since 2005) and Chairperson of the Board, John Hancock Funds II (2005-2016).

Steven R. Pruchansky, Born: 1944	2012	216
Trustee and Vice Chairperson of the Board
Managing Director, Pru Realty (since 2017); Chairman and Chief Executive Officer, Greenscapes of Southwest Florida, Inc. (since 2000); Director and President, Greenscapes of Southwest Florida, Inc. (until 2000); Member, Board of Advisors, First American Bank (until 2010); Managing Director, Jon James, LLC (real estate) (since 2000); Partner, Right Funding, LLC (2014-2017); Director, First Signature Bank & Trust Company (until 1991); Director, Mast Realty Trust (until 1994); President, Maxwell Building Corp. (until 1991). Trustee (since 1992) and Chairperson of the Board (2011-2012), John Hancock retail funds[3]; Trustee and Vice Chairperson of the Board, John Hancock retail funds[3] John Hancock Variable Insurance Trust, and John Hancock Funds II (since 2012); Trustee and Vice Chairperson of the Board, John Hancock Collateral Trust (since 2014); Trustee and Vice Chairperson of the Board, John Hancock Exchange-Traded Fund Trust (since 2015).

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Independent Trustees (continued)

Name, year of birth Position(s) held with Trust Principal occupation(s) and other directorships during past 5 years	Trustee of the Trust since[1]	Number of John Hancock funds overseen by Trustee
Gregory A. Russo, Born: 1949	2012	216
Trustee
Director and Audit Committee Chairman (since 2012), and Member, Audit Committee and Finance Committee (since 2011), NCH Healthcare System, Inc. (holding company for multi-entity healthcare system); Director and Member (since 2012) and Finance Committee Chairman (since 2014), The Moorings, Inc. (nonprofit continuing care community); Vice Chairman, Risk & Regulatory Matters, KPMG LLP (KPMG) (2002-2006); Vice Chairman, Industrial Markets, KPMG (1998-2002); Chairman and Treasurer, Westchester County, New York, Chamber of Commerce (1986-1992); Director, Treasurer, and Chairman of Audit and Finance Committees, Putnam Hospital Center (1989-1995); Director and Chairman of Fundraising Campaign, United Way of Westchester and Putnam Counties, New York (1990-1995). Trustee, John Hancock retail funds[3] (since 2008); Trustee, John Hancock Variable Insurance Trust and John Hancock Funds II (since 2012); Trustee, John Hancock Collateral Trust (since 2014); Trustee, John Hancock Exchange-Traded Fund Trust (since 2015).

Non-Independent Trustees4

Name, year of birth Position(s) held with Trust Principal occupation(s) and other directorships during past 5 years	Trustee of the Trust since[1]	Number of John Hancock funds overseen by Trustee
Andrew G. Arnott, Born: 1971	2017	216
President and Non-Independent Trustee
Executive Vice President, John Hancock Financial Services (since 2009, including prior positions); Director and Executive Vice President, John Hancock Advisers, LLC (since 2005, including prior positions); Director and Executive Vice President, John Hancock Investment Management Services, LLC (since 2006, including prior positions); President, John Hancock Funds, LLC (since 2004, including prior positions); President, John Hancock retail funds,[3] John Hancock Variable Insurance Trust, and John Hancock Funds II (since 2007, including prior positions); President, John Hancock Collateral Trust and John Hancock Exchange-Traded Fund Trust (since 2014). Trustee, John Hancock Collateral Trust, John Hancock Exchange-Traded Fund Trust, John Hancock retail funds,[3] John Hancock Variable Insurance Trust, and John Hancock Funds II (since 2017).

Marianne Harrison, Born: 1963	2018	216
Non-Independent Trustee
President and CEO, John Hancock (since 2017); President and CEO, Manulife Canadian Division (2013-2017); Member, Board of Directors, American Council of Life Insurers (ACLI) (since 2018); Member, Board of Directors, Communitech, an industry-led innovation center that fosters technology companies in Canada (since 2017); Member, Board of Directors, Manulife Assurance Canada (since 2015); Board Member, St. Mary's General Hospital Foundation (since 2014); Member, Board of Directors, Manulife Bank of Canada (since 2013); Member, Standing Committee of the Canadian Life & Health Assurance Association (since 2013); Member, Board of Directors, John Hancock USA, John Hancock Life & Health, John Hancock New York (2012-2013). Trustee, John Hancock Collateral Trust, John Hancock Exchange-Traded Fund Trust, John Hancock retail funds[3], John Hancock Variable Insurance Trust, and John Hancock Funds II (since 2018).

Warren A. Thomson, Born: 1955	2012	216
Non-Independent Trustee
Senior Executive Vice President and Chief Investment Officer, Manulife Financial Corporation and The Manufacturers Life Insurance Company (since 2009); Chairman, Manulife Asset Management (since 2001, including prior positions); Director and Chairman, Manulife Asset Management Limited (since 2006); Director and Chairman, Hancock Natural Resources Group, Inc. (since 2013). Trustee, John Hancock retail funds,[3] John Hancock Variable Insurance Trust, and John Hancock Funds II (since 2012); Trustee, John Hancock Collateral Trust (since 2014); Trustee, John Hancock Exchange-Traded Fund Trust (since 2015).

ANNUAL REPORT   |   JOHN HANCOCK ALTERNATIVE ASSET ALLOCATION FUND       46

Principal officers who are not Trustees

Name, year of birth Position(s) held with Trust Principal occupation(s) during past 5 years	Officer of the Trust since
John J. Danello, Born: 1955	2014
Senior Vice President, Secretary, and Chief Legal Officer
Vice President and Chief Counsel, John Hancock Wealth Management (since 2005); Senior Vice President (since 2007) and Chief Legal Counsel (2007-2010), John Hancock Funds, LLC and The Berkeley Financial Group, LLC; Senior Vice President (since 2006, including prior positions) and Chief Legal Officer and Secretary (since 2014), John Hancock retail funds,[3] John Hancock Funds II and John Hancock Variable Insurance Trust; Senior Vice President, Secretary and Chief Legal Officer, John Hancock Collateral Trust and John Hancock Exchange-Traded Fund Trust (since 2014); Vice President, John Hancock Life & Health Insurance Company (since 2009); Vice President, John Hancock Life Insurance Company (USA) and John Hancock Life Insurance Company of New York (since 2010); and Senior Vice President, Secretary and Chief Legal Counsel (2007-2014, including prior positions) of John Hancock Advisers, LLC and John Hancock Investment Management Services, LLC.

Francis V. Knox, Jr., Born: 1947	2005
Chief Compliance Officer
Vice President, John Hancock Financial Services (since 2005); Chief Compliance Officer, John Hancock retail funds,[3] John Hancock Variable Insurance Trust, John Hancock Funds II, John Hancock Advisers, LLC, and John Hancock Investment Management Services, LLC (since 2005); Chief Compliance Officer, John Hancock Collateral Trust and John Hancock Exchange-Traded Fund Trust (since 2014).

Charles A. Rizzo, Born: 1957	2007
Chief Financial Officer
Vice President, John Hancock Financial Services (since 2008); Senior Vice President, John Hancock Advisers, LLC and John Hancock Investment Management Services, LLC (since 2008); Chief Financial Officer, John Hancock retail funds,[3] John Hancock Variable Insurance Trust and John Hancock Funds II (since 2007); Chief Financial Officer, John Hancock Collateral Trust and John Hancock Exchange-Traded Fund Trust (since 2014).

Salvatore Schiavone, Born: 1965	2009
Treasurer
Assistant Vice President, John Hancock Financial Services (since 2007); Vice President, John Hancock Advisers, LLC and John Hancock Investment Management Services, LLC (since 2007); Treasurer, John Hancock retail funds[3] (since 2007, including prior positions); Treasurer, John Hancock Variable Insurance Trust and John Hancock Funds II (2007-2009 and since 2010, including prior positions); Treasurer, John Hancock Collateral Trust and John Hancock Exchange-Traded Fund Trust (since 2014).

The business address for all Trustees and Officers is 601 Congress Street, Boston, Massachusetts 02210-2805.

The Statement of Additional Information of the fund includes additional information about members of the Board of Trustees of the Trust and is available without charge, upon request, by calling 800-225-5291.

1	Each Trustee holds office until his or her successor is elected and qualified, or until the Trustee's death, retirement, resignation, or removal. Mr. Boyle has served as Trustee at various times prior to the date listed in the table.
2	Member of the Audit Committee.
3	"John Hancock retail funds" comprises John Hancock Funds III and 40 other John Hancock funds consisting of 30 series of other John Hancock trusts and 10 closed-end funds.
4	The Trustee is a Non-Independent Trustee due to current or former positions with the Advisor and certain affiliates.
ANNUAL REPORT   |   JOHN HANCOCK ALTERNATIVE ASSET ALLOCATION FUND       47

More information

Trustees

Hassell H. McClellan, Chairperson
Steven R. Pruchansky, Vice Chairperson
Andrew G. Arnott†
Charles L. Bardelis*
James R. Boyle
Peter S. Burgess*
William H. Cunningham
Grace K. Fey
Marianne Harrison†#
Theron S. Hoffman*
Deborah C. Jackson
James M. Oates
Gregory A. Russo
Warren A. Thomson†

Officers

Andrew G. Arnott
President

John J. Danello
Senior Vice President, Secretary,
and Chief Legal Officer

Francis V. Knox, Jr.
Chief Compliance Officer

Charles A. Rizzo
Chief Financial Officer

Salvatore Schiavone
Treasurer

Investment advisor

John Hancock Advisers, LLC

Subadvisors

John Hancock Asset Management a division of Manulife Asset Management (US) LLC
John Hancock Asset Management a division of Manulife Asset Management (North America) Limited

Principal distributor

John Hancock Funds, LLC

Custodian

State Street Bank and Trust Company

Transfer agent

John Hancock Signature Services, Inc.

Legal counsel

K&L Gates LLP

Independent registered public accounting firm

PricewaterhouseCoopers LLP

*Member of the Audit Committee
†Non-Independent Trustee
#Effective 6-19-18

The fund's proxy voting policies and procedures, as well as the fund proxy voting record for the most recent twelve-month period ended June 30, are available free of charge on the Securities and Exchange Commission (SEC) website at sec.gov or on our website.

The fund's complete list of portfolio holdings, for the first and third fiscal quarters, is filed with the SEC on Form N-Q. The fund's Form N-Q is available on our website and the SEC's website, sec.gov, and can be reviewed and copied (for a fee) at the SEC's Public Reference Room in Washington, DC. Call 800-SEC-0330 to receive information on the operation of the SEC's Public Reference Room.

We make this information on your fund, as well as monthly portfolio holdings, and other fund details available on our website at jhinvestments.com or by calling 800-225-5291.

You can also contact us:
800-225-5291 jhinvestments.com	Regular mail: John Hancock Signature Services, Inc. P.O. Box 55913 Boston, MA 02205-5913	Express mail: John Hancock Signature Services, Inc. Suite 55913 30 Dan Road Canton, MA 02021

ANNUAL REPORT   |   JOHN HANCOCK ALTERNATIVE ASSET ALLOCATION FUND       48

John Hancock family of funds

DOMESTIC EQUITY FUNDS

Blue Chip Growth

Classic Value

Disciplined Value

Disciplined Value Mid Cap

Equity Income

Financial Industries

Fundamental All Cap Core

Fundamental Large Cap Core

Fundamental Large Cap Value

Natural Resources

New Opportunities

Regional Bank

Small Cap Core

Small Cap Growth

Small Cap Value

Strategic Growth

U.S. Global Leaders Growth

U.S. Growth

Value Equity

GLOBAL AND INTERNATIONAL EQUITY FUNDS

Disciplined Value International

Emerging Markets

Emerging Markets Equity

Fundamental Global Franchise

Global Equity

Global Shareholder Yield

Greater China Opportunities

International Growth

International Small Company

International Value Equity

INCOME FUNDS

Bond

California Tax-Free Income

Emerging Markets Debt

Floating Rate Income

Government Income

High Yield

High Yield Municipal Bond

Income

Investment Grade Bond

Money Market

Short Duration Credit Opportunities

Spectrum Income

Strategic Income Opportunities

Tax-Free Bond

ALTERNATIVE AND SPECIALTY FUNDS

Absolute Return Currency

Alternative Asset Allocation

Enduring Assets

Global Absolute Return Strategies

Global Conservative Absolute Return

Global Focused Strategies

Redwood

Seaport Long/Short

Technical Opportunities

A fund's investment objectives, risks, charges, and expenses should be considered carefully before investing. The prospectus contains this and other important information about the fund. To obtain a prospectus, contact your financial professional, call John Hancock Investments at 800-225-5291, or visit our website at jhinvestments.com. Please read the prospectus carefully before investing or sending money.

ASSET ALLOCATION

Balanced

Income Allocation

Multi-Index Lifetime Portfolios

Multi-Index Preservation Portfolios

Multimanager Lifestyle Portfolios

Multimanager Lifetime Portfolios

Retirement Income 2040

EXCHANGE-TRADED FUNDS

John Hancock Multifactor Consumer Discretionary ETF

John Hancock Multifactor Consumer Staples ETF

John Hancock Multifactor Developed International ETF

John Hancock Multifactor Energy ETF

John Hancock Multifactor Financials ETF

John Hancock Multifactor Healthcare ETF

John Hancock Multifactor Industrials ETF

John Hancock Multifactor Large Cap ETF

John Hancock Multifactor Materials ETF

John Hancock Multifactor Mid Cap ETF

John Hancock Multifactor Small Cap ETF

John Hancock Multifactor Technology ETF

John Hancock Multifactor Utilities ETF

ENVIRONMENTAL, SOCIAL, AND GOVERNANCE FUNDS

ESG All Cap Core

ESG Core Bond

ESG International Equity

ESG Large Cap Core

CLOSED-END FUNDS

Financial Opportunities

Hedged Equity & Income

Income Securities Trust

Investors Trust

Preferred Income

Preferred Income II

Preferred Income III

Premium Dividend

Tax-Advantaged Dividend Income

Tax-Advantaged Global Shareholder Yield

John Hancock Multifactor ETF shares are bought and sold at market price (not NAV), and are not individually redeemed from the fund. Brokerage commissions will reduce returns.

John Hancock ETFs are distributed by Foreside Fund Services, LLC, and are subadvised by Dimensional Fund Advisors LP.
Foreside is not affiliated with John Hancock Funds, LLC or Dimensional Fund Advisors LP.

Dimensional Fund Advisors LP receives compensation from John Hancock in connection with licensing rights to the
John Hancock Dimensional indexes. Dimensional Fund Advisors LP does not sponsor, endorse, or sell, and makes no representation as to the advisability of investing in, John Hancock Multifactor ETFs.

John Hancock Investments

A trusted brand

John Hancock Investments is a premier asset manager representing one of
America's most trusted brands, with a heritage of financial stewardship dating back to 1862. Helping our shareholders pursue their financial goals is at the core of everything we do. It's why we support the role of professional financial advice and operate with the highest standards of conduct and integrity.

A better way to invest

We serve investors globally through a unique multimanager approach:
We search the world to find proven portfolio teams with specialized expertise for every strategy we offer, then we apply robust investment oversight to ensure they continue to meet our uncompromising standards and serve the best interests of our shareholders.

Results for investors

Our unique approach to asset management enables us to provide a diverse set of investments backed by some of the world's best managers, along with strong risk-adjusted returns across asset classes.

John Hancock Funds, LLC ■ Member FINRA, SIPC 601 Congress Street ■ Boston, MA 02210-2805 800-225-5291 ■ jhinvestments.com
This report is for the information of the shareholders of John Hancock Alternative Asset Allocation Fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by a prospectus.
MF601530	345A 8/18 10/18

John Hancock

Blue Chip Growth Fund

Annual report 8/31/18

A message to shareholders

Dear shareholder,

Financial markets around the world have experienced a meaningful rise in volatility this year, particularly when compared with the unusual calm of 2017. The robust economic growth in the United States has been periodically undermined by announcements of new rounds of tariffs and heightened fears of a full-blown trade war with China. In addition to rising inflation and interest rates, the biggest threat today to the nine-year bull market may in fact be policy uncertainty, a theme that will likely only become more pronounced as we head into November's midterm elections.

Short-term uncertainty notwithstanding, the good news is that asset prices of stocks are ultimately driven by fundamentals, and those continue to appear extremely supportive. Unemployment sits close to historic lows, consumer confidence is up and trending higher, and the housing market has continued to strengthen, buoyed in part by rising demand. The question for investors is whether equities in the remaining months of 2018 will take their cues from these positive trends or the policy and political wavering that have characterized much of this year.

Your best resource in unpredictable and volatile markets is your financial advisor, who can help position your portfolio so that it's sufficiently diversified to meet your long-term objectives and to withstand the inevitable turbulence along the way.

On behalf of everyone at John Hancock Investments, I'd like to take this opportunity to welcome new shareholders and to thank existing shareholders for the continued trust you've placed in us.

Sincerely,

Andrew G. Arnott
President and CEO,
John Hancock Investments
Head of Wealth and Asset Management,
United States and Europe

This commentary reflects the CEO's views, which are subject to change at any time. Investing involves risks, including the potential loss of principal. Diversification does not guarantee investment returns and does not eliminate risk of loss. For more up-to-date information, please visit our website at jhinvestments.com.

John Hancock
Blue Chip Growth Fund

2	Your fund at a glance
4	Discussion of fund performance
8	A look at performance
10	Your expenses
12	Fund's investments
17	Financial statements
20	Financial highlights
24	Notes to financial statements
32	Report of independent registered public accounting firm
33	Tax information
34	Continuation of investment advisory and subadvisory agreements
40	Trustees and Officers
44	More information

ANNUAL REPORT   |   JOHN HANCOCK BLUE CHIP GROWTH FUND       1

Your fund at a glance

INVESTMENT OBJECTIVE

The fund seeks to provide long-term growth of capital. Current income is a secondary objective.

AVERAGE ANNUAL TOTAL RETURNS AS OF 8/31/18 (%)

The S&P 500 Index is an unmanaged index that includes 500 widely traded common stocks.

The Russell 1000 Growth Index is an unmanaged index of stocks in the Russell 1000 Index (the 1,000 largest U.S. publicly traded companies) with higher price-to-book ratios and higher forecasted growth values.

It is not possible to invest directly in an index. Index figures do not reflect expenses or sales charges, which would result in lower returns.

Figures from Morningstar, Inc. include reinvested distributions and do not take into account sales charges. Actual load-adjusted performance is lower.

1	Class A shares were first offered on 3-27-15. Returns prior to this date are those of Class NAV shares and have not been adjusted for class-specific expenses; otherwise returns would vary.

The past performance shown here reflects reinvested distributions and the beneficial effect of any expense reductions, and does not guarantee future results. Performance of the other share classes will vary based on the difference in the fees and expenses of those classes. Shares will fluctuate in value and, when redeemed, may be worth more or less than their original cost. Current month-end performance may be lower or higher than the performance cited, and can be found at jhinvestments.com or by calling 800-225-5291. For further information on the fund's objectives, risks, and strategy, see the fund's prospectus.

ANNUAL REPORT   |   JOHN HANCOCK BLUE CHIP GROWTH FUND       2

PERFORMANCE HIGHLIGHTS OVER THE LAST TWELVE MONTHS

Robust gains for U.S. equities

Positive trends in economic growth and corporate earnings helped fuel a return of 19.66% for the S&P 500 Index.

The fund outperformed its benchmark

The fund's Class A shares returned 27.50% (excluding sales charges), outpacing the index.

Sector allocations and stock selection contributed to relative performance

The fund benefited from strong selection in the consumer discretionary sector, together with its overweight position in the group.

SECTOR COMPOSITION AS OF 8/31/18 (%)

A note about risks

Growth stocks may be more sensitive to earnings expectations. Large company stocks could fall out of favor. The value of a company's equity securities is subject to changes in the company's financial condition and overall market and economic conditions. Because the fund may focus on particular sectors of the economy, its performance may depend on the performance of those sectors, and investments focused in one sector may fluctuate more widely than investments diversified across sectors.Foreign investing has additional risks, such as currency and market volatility and political and social instability. Hedging, derivatives, and other strategic transactions may increase a fund's volatility and could produce disproportionate losses, potentially more than the fund's principal investment. Please see the fund's prospectus for additional risks.

ANNUAL REPORT   |   JOHN HANCOCK BLUE CHIP GROWTH FUND       3

Discussion of fund performance

An interview with Portfolio Manager Larry J. Puglia, CFA, CPA, T. Rowe Price Associates, Inc.

Larry J. Puglia, CFA, CPA
Portfolio Manager
T. Rowe Price

Can you describe the market environment during the 12 months ended August 31, 2018?

The combination of improving economic growth and robust corporate earnings propelled U.S. large-cap stocks to a gain of 19.66%, as measured by the S&P 500 Index. The U.S. economy continued to perform well relative to the rest of the developed world, with GDP growth coming in at 2.3% for 2017 and early estimates showing a 4.1% year-over-year gain for the second quarter of 2018. The expansion was highlighted by falling unemployment, growing confidence among both consumers and businesses, and healthy trends in industrial production and personal income. These developments, together with the tax cut that was passed in December 2017, fueled strong gains in corporate profits and led to meaningful increases in future earnings estimates. The positive direction of economic and corporate fundamentals provided a firm underpinning for stocks and helped dampen the impact of concerns about rising short-term interest rates, protectionist U.S. trade policy, and growing instability in the emerging markets.

How did the fund perform?

The fund outperformed its benchmark behind contributions from both sector allocations and individual stock selection.

What aspects of the fund's sector allocations helped and hurt relative performance?

The fund gained a substantial benefit from its overweight position in information technology. Tech stocks outperformed the broader market by a wide margin, as investors gravitated to the abundance of companies poised to capitalize on longer-term secular growth trends. The fund's overweight in the consumer discretionary sector also aided results, since many companies in this area benefited from the improvement in economic growth and the concurrent increase in personal spending.

ANNUAL REPORT   |   JOHN HANCOCK BLUE CHIP GROWTH FUND       4

"The U.S. economy continued to perform well relative to the rest of the developed world ..."

Underweights or zero weightings in the slower-growing areas of the market—including utilities, telecommunication services, real estate, materials, and consumer staples—were additional contributors amid the general outperformance for growth stocks. Of these, the underweight in consumer staples had the largest effect on results. The basis for this underweight was the sector's moderate growth trajectory. Although many companies in this sector operate well-entrenched, mature businesses that enjoy relatively stable demand, there are few that meet our growth threshold.

The fund's zero weighting in energy, which outperformed on the strength of rising oil prices, was the only aspect of its allocation that was a notable detractor. We avoided energy companies on the belief that persistent global oversupply of oil remains a headwind to the sector.

How did stock selection influence performance?

Stock selection had a favorable effect on results, highlighted by the relative strength of the fund's holdings in the consumer discretionary, industrials, and healthcare sectors. Amazon.com, Inc. was the leading contributor in the consumer discretionary sector. Amazon finished well ahead of the broader category, as it benefited from geographic expansion and new growth opportunities beyond its core retail and public cloud businesses. The fund had a sizable overweight position in the stock,

TOP 10 HOLDINGS AS OF 8/31/18 (%)

Amazon.com, Inc.	11.7
Microsoft Corp.	5.2
Alphabet, Inc., Class C	4.2
Facebook, Inc., Class A	4.2
Booking Holdings, Inc.	3.4
Visa, Inc., Class A	3.3
The Boeing Company	3.3
Alibaba Group Holding, Ltd., ADR	3.1
UnitedHealth Group, Inc.	2.9
Mastercard, Inc., Class A	2.9
TOTAL	44.2
As a percentage of net assets.
Cash and cash equivalents are not included.

ANNUAL REPORT   |   JOHN HANCOCK BLUE CHIP GROWTH FUND       5

"In this uncertain environment, we continued to focus our efforts on sifting through the market noise to identify company-specific growth stories."
allowing it to gain an outsize benefit from its rally. Netflix, Inc. also made a meaningful contribution to the fund's relative strength in the consumer discretionary category.

The Boeing Company was the top contributor in the industrials sector. Shares of the aerospace giant rose after its management reported favorable delivery volumes for commercial aircraft and better-than-expected revenue growth from its defense division. We maintained the investment on the belief that Boeing is well positioned for several years of healthy earnings and free cash flow growth due to its large order backlog and secular growth in global air traffic.

The fund's outperformance in the healthcare sector was more broad based, with positions in Intuitive Surgical, Inc., UnitedHealth Group, Inc., and Becton, Dickinson and Company all making positive contributions.

Although the fund's overweight in information technology aided performance, stock selection detracted. The fund lost ground through several aspects of positioning in the sector, including an underweight in Apple, Inc. and overweights in Alibaba Group Holding, Ltd. and Facebook, Inc. On the plus side, technology was home to a number of the fund's top contributors for the period, including Mastercard, Inc., ServiceNow, Inc., and salesforce.com, Inc.

How was the fund positioned at the end of the period?

We believe the U.S. equity market continues to be well supported by fundamentals. The domestic economic environment appears healthy, as confidence remains high and last year's tax cut package has put disposable income in the pockets of consumers and corporations. Deregulation, including the lifting of some restrictions on the U.S. banking industry, should also provide the impetus for continued economic growth. At the same time, we're alert to potential risks such as trade tensions, inflation, and rising interest rates.

In this uncertain environment, we continued to focus our efforts on sifting through the market noise to identify company-specific growth stories. Examples include companies that are executing a

ANNUAL REPORT   |   JOHN HANCOCK BLUE CHIP GROWTH FUND       6

restructuring plan, integrating a key acquisition, or launching an innovative new product. The common theme is our emphasis on all-season growth companies that aren't reliant on a thriving economy, tax reform, or any other regulatory action to generate strong and sustainable earnings gains. Many of the stocks held in the fund are multinationals that have created or adapted to new technologies and that provide a valuable product or service more rapidly or at a lower cost to discerning customers, traits that tend to translate to more durable cash flows over time.

From a positioning perspective, we remain cautious with structurally challenged industries such as retail, as well as defensive sectors such consumer staples. We also continue to believe that valuations are rich in cyclical sectors such as industrials and materials given the advanced stage of the economic cycle, leading us to maintain underweight positions in both areas. Information technology, consumer discretionary, and healthcare remained the fund's largest allocations, entirely as a result of our bottom-up stock selection process. We believe these sectors continue to offer the most fertile ground for innovation and growth.

MANAGED BY

Larry J. Puglia, CFA, CPA On the fund since 2005 Investing since 1989

The views expressed in this report are exclusively those of Larry J. Puglia, CFA, CPA, T. Rowe Price Associates, Inc., and are subject to change. They are not meant as investment advice. Please note that the holdings discussed in this report may not have been held by the fund for the entire period. Portfolio composition is subject to review in accordance with the fund's investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk.
ANNUAL REPORT   |   JOHN HANCOCK BLUE CHIP GROWTH FUND       7

A look at performance

TOTAL RETURNS FOR THE PERIOD ENDED  AUGUST 31, 2018

Average annual total returns (%) with maximum sales charge				Cumulative total returns (%) with maximum sales charge
	1-year	5-year	10-year	5-year	10-year
Class A1	21.14	17.37	12.99	122.71	239.08
Class C1	25.56	17.97	13.28	128.48	247.81
Class 1[2]	27.92	18.80	13.65	136.68	259.43
Class NAV[2]	27.98	18.86	13.70	137.27	261.20
Index 1†	19.66	14.52	10.86	97.01	180.44
Index 2†	27.23	17.47	12.84	123.72	234.82

Performance figures assume all distributions have been reinvested. Figures reflect maximum sales charges on Class A shares of 5% and the applicable contingent deferred sales charge (CDSC) on Class C shares. Class C shares sold within one year of purchase are subject to a 1% CDSC. Sales charges are not applicable to Class 1 and Class NAV shares.

The expense ratios of the fund, both net (including any fee waivers and/or expense limitations) and gross (excluding any fee waivers and/or expense limitations), are set forth according to the most recent publicly available prospectuses for the fund and may differ from those disclosed in the Financial highlights tables in this report. Net expenses reflect contractual expense limitations in effect until December 31, 2018 and are subject to change. Had the fee waivers and expense limitations not been in place, gross expenses would apply. The expense ratios are as follows:

	Class A	Class C	Class 1	Class NAV
Gross (%)	1.21	1.91	0.84	0.79
Net (%)	1.14	1.89	0.84	0.79

Please refer to the most recent prospectus and annual or semiannual report for more information on expenses and any expense limitation arrangements for each class.

The returns reflect past results and should not be considered indicative of future performance. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility and other factors, the fund's current performance may be higher or lower than the performance shown. For current to the most recent month-end performance data, please call 800-225-5291 or visit the fund's website at jhinvestments.com.

The performance table above and the chart on the next page do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The fund's performance results reflect any applicable fee waivers or expense reductions, without which the expenses would increase and results would have been less favorable.

†	Index 1 is the S&P 500 Index; Index 2 is the Russell 1000 Growth Index.

See the following page for footnotes.

ANNUAL REPORT   |   JOHN HANCOCK BLUE CHIP GROWTH FUND       8

This chart and table show what happened to a hypothetical $10,000 investment in John Hancock Blue Chip Growth Fund for the share classes and periods indicated, assuming all distributions were reinvested. For comparison, we've shown the same investment in two separate indexes.

	Start date	With maximum sales charge ($)	Without sales charge ($)	Index 1 ($)	Index 2 ($)
Class C1,3	8-31-08	34,781	34,781	28,044	33,482
Class 1[2]	8-31-08	35,943	35,943	28,044	33,482
Class NAV[2]	8-31-08	36,120	36,120	28,044	33,482

The S&P 500 Index is an unmanaged index that includes 500 widely traded common stocks.

The Russell 1000 Growth Index is an unmanaged index of stocks in the Russell 1000 Index (the 1,000 largest U.S. publicly traded companies) with high price-to-book ratios and higher forecasted growth expectations.

It is not possible to invest directly in an index. Index figures do not reflect expenses or sales charges, which would result in lower returns.

Footnotes related to performance pages

1	Class A and Class C shares were first offered on 3-27-15. Returns prior to this date are those of Class NAV shares that have not been adjusted for class-specific expenses; otherwise, returns would vary.
2	For certain types of investors, as described in the fund's prospectuses.
3	The contingent deferred sales charge is not applicable.
ANNUAL REPORT   |   JOHN HANCOCK BLUE CHIP GROWTH FUND       9

Your expenses
These examples are intended to help you understand your ongoing operating expenses of investing in the fund so you can compare these costs with the ongoing costs of investing in other mutual funds.
Understanding fund expenses
As a shareholder of the fund, you incur two types of costs:
■Transaction costs, which include sales charges (loads) on purchases or redemptions (varies by share class), minimum account fee charge, etc.
■Ongoing operating expenses, including management fees, distribution and service fees (if applicable), and other fund expenses.
We are presenting only your ongoing operating expenses here.
Actual expenses/actual returns
The first line of each share class in the table on the following page is intended to provide information about the fund’s actual ongoing operating expenses, and is based on the fund’s actual return. It assumes an account value of $1,000.00 on March 1, 2018, with the same investment held until August 31, 2018.
Together with the value of your account, you may use this information to estimate the operating expenses that you paid over the period. Simply divide your account value at August 31, 2018, by $1,000.00, then multiply it by the “expenses paid” for your share class from the table. For example, for an account value of $8,600.00, the operating expenses should be calculated as follows:
Hypothetical example for comparison purposes
The second line of each share class in the table on the following page allows you to compare the fund’s ongoing operating expenses with those of any other fund. It provides an example of the fund’s hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed 5% annualized return before expenses (which is not the fund’s actual return). It assumes an account value of $1,000.00 on March 1, 2018, with the same investment held until August 31, 2018. Look in any other fund shareholder report to find its hypothetical example and you will be able to compare these expenses. Please remember that these hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.
Remember, these examples do not include any transaction costs, therefore, these examples will not help you to determine the relative total costs of owning different funds. If transaction costs were included, your expenses would have been higher. See the prospectuses for details regarding transaction costs.
10	JOHN HANCOCK BLUE CHIP GROWTH FUND | ANNUAL REPORT

SHAREHOLDER EXPENSE EXAMPLE CHART

		Account value on 3-1-2018	Ending value on 8-31-2018	Expenses paid during period ended 8-31-2018[1]	Annualized expense ratio
Class A	Actual expenses/actual returns	$1,000.00	$1,084.40	$5.99	1.14%
	Hypothetical example	1,000.00	1,019.50	5.80	1.14%
Class C	Actual expenses/actual returns	1,000.00	1,080.40	9.75	1.86%
	Hypothetical example	1,000.00	1,015.80	9.45	1.86%
Class 1	Actual expenses/actual returns	1,000.00	1,086.10	4.21	0.80%
	Hypothetical example	1,000.00	1,021.20	4.08	0.80%
Class NAV	Actual expenses/actual returns	1,000.00	1,086.20	3.94	0.75%
	Hypothetical example	1,000.00	1,021.40	3.82	0.75%

[1]	Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).
ANNUAL REPORT | JOHN HANCOCK BLUE CHIP GROWTH FUND	11

Fund’s investments
AS OF 8-31-18
	Shares	Value
Common stocks 99.6%		$3,176,048,723
(Cost $1,302,798,518)
Consumer discretionary 22.6%		720,663,509
Auto components 0.4%
Aptiv PLC	154,214	13,572,374
Automobiles 0.9%
Ferrari NV	26,680	3,497,481
Tesla, Inc. (A)(B)	81,718	24,651,052
Hotels, restaurants and leisure 2.8%
Hilton Worldwide Holdings, Inc.	120,524	9,355,073
Marriott International, Inc., Class A	207,444	26,235,443
McDonald's Corp.	4,600	746,258
Norwegian Cruise Line Holdings, Ltd. (A)	59,600	3,195,156
Restaurant Brands International, Inc. (B)	106,600	6,118,840
Royal Caribbean Cruises, Ltd.	137,552	16,861,124
Wynn Resorts, Ltd.	69,843	10,360,511
Yum! Brands, Inc.	184,570	16,037,287
Internet and direct marketing retail 16.3%
Amazon.com, Inc. (A)	184,723	371,793,833
Booking Holdings, Inc. (A)	56,238	109,751,269
Ctrip.com International, Ltd., ADR (A)	5,200	203,580
Netflix, Inc. (A)	104,728	38,506,391
Multiline retail 0.8%
Dollar General Corp.	230,506	24,832,411
Specialty retail 1.4%
O'Reilly Automotive, Inc. (A)	1,856	622,540
Ross Stores, Inc.	287,700	27,555,906
The Home Depot, Inc.	80,000	16,061,600
Ulta Beauty, Inc. (A)	2,713	705,380
Consumer staples 0.0%		889,052
Beverages 0.0%
Constellation Brands, Inc., Class A	945	196,749
Food and staples retailing 0.0%
Costco Wholesale Corp.	1,700	396,321
Tobacco 0.0%
Philip Morris International, Inc.	3,800	295,982
Financials 8.2%		260,303,118
Banks 0.9%
Citigroup, Inc.	22,809	1,624,913
JPMorgan Chase & Co.	221,200	25,345,096
12	JOHN HANCOCK BLUE CHIP GROWTH FUND | ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Shares	Value
Financials (continued)
Capital markets 5.8%
Ameriprise Financial, Inc.	3,289	$466,906
Intercontinental Exchange, Inc.	340,622	25,965,615
Morgan Stanley	931,437	45,482,069
Northern Trust Corp.	29,700	3,191,562
Raymond James Financial, Inc.	51,113	4,755,554
S&P Global, Inc.	66,700	13,810,235
State Street Corp.	215,629	18,740,316
TD Ameritrade Holding Corp.	862,893	50,539,643
The Charles Schwab Corp.	436,893	22,189,795
Insurance 1.5%
American International Group, Inc.	129,200	6,869,564
Chubb, Ltd.	49,177	6,650,697
Marsh & McLennan Companies, Inc.	74,639	6,316,699
The Progressive Corp.	117,700	7,948,281
Willis Towers Watson PLC	138,563	20,406,173
Health care 17.1%		545,411,916
Biotechnology 2.6%
Alexion Pharmaceuticals, Inc. (A)	228,234	27,899,324
Biogen, Inc. (A)	519	183,461
Celgene Corp. (A)	14,808	1,398,616
Vertex Pharmaceuticals, Inc. (A)	280,000	51,632,000
Health care equipment and supplies 6.3%
Abbott Laboratories	80,448	5,377,144
Becton, Dickinson and Company	244,689	64,076,708
Danaher Corp.	276,500	28,628,810
Intuitive Surgical, Inc. (A)	89,174	49,937,440
Stryker Corp.	314,321	53,255,407
Health care providers and services 6.9%
Anthem, Inc.	151,215	40,031,147
Centene Corp. (A)	121,380	17,779,742
Cigna Corp.	224,201	42,226,016
HCA Healthcare, Inc.	19,200	2,574,912
Humana, Inc.	58,497	19,494,710
UnitedHealth Group, Inc.	346,766	93,092,800
WellCare Health Plans, Inc. (A)	20,060	6,069,554
Life sciences tools and services 1.0%
Agilent Technologies, Inc.	6,200	418,748
Illumina, Inc. (A)	1,544	547,858
Thermo Fisher Scientific, Inc.	133,324	31,877,768
Pharmaceuticals 0.3%
Merck & Company, Inc.	112,595	7,722,891
Zoetis, Inc.	13,100	1,186,860
SEE NOTES TO FINANCIAL STATEMENTS	ANNUAL REPORT | JOHN HANCOCK BLUE CHIP GROWTH FUND	13

	Shares	Value
Industrials 9.1%		$290,080,853
Aerospace and defense 4.3%
Harris Corp.	80,354	13,058,329
L3 Technologies, Inc.	10,400	2,222,688
Northrop Grumman Corp.	54,400	16,237,856
Textron, Inc.	39,912	2,755,125
The Boeing Company	303,008	103,868,112
Air freight and logistics 0.0%
FedEx Corp.	700	170,765
Airlines 1.5%
Alaska Air Group, Inc.	80,300	5,419,447
American Airlines Group, Inc.	517,921	20,965,442
Delta Air Lines, Inc.	233,730	13,668,530
United Continental Holdings, Inc. (A)	72,000	6,294,240
Commercial services and supplies 0.1%
Cintas Corp.	21,500	4,587,455
Industrial conglomerates 1.7%
Honeywell International, Inc.	200,500	31,891,530
Roper Technologies, Inc.	72,000	21,482,640
Machinery 0.5%
Fortive Corp.	147,637	12,398,555
Stanley Black & Decker, Inc.	30,100	4,229,953
Professional services 0.2%
CoStar Group, Inc. (A)	14,600	6,455,536
IHS Markit, Ltd. (A)	8,147	448,085
Road and rail 0.8%
Canadian Pacific Railway, Ltd.	22,400	4,716,320
CSX Corp.	174,021	12,905,397
Kansas City Southern	26,600	3,084,536
Norfolk Southern Corp.	10,900	1,894,856
Union Pacific Corp.	8,800	1,325,456
Information technology 41.6%		1,326,282,032
Communications equipment 0.0%
Motorola Solutions, Inc.	7,700	988,372
Electronic equipment, instruments and components 0.1%
Corning, Inc.	69,400	2,325,594
Internet software and services 14.9%
Alibaba Group Holding, Ltd., ADR (A)	571,644	100,043,416
Alphabet, Inc., Class A (A)	45,084	55,534,471
Alphabet, Inc., Class C (A)	110,129	134,158,047
Facebook, Inc., Class A (A)	754,775	132,636,611
Tencent Holdings, Ltd.	1,230,700	52,904,265
IT services 10.8%
Fidelity National Information Services, Inc.	139,800	15,122,166
14	JOHN HANCOCK BLUE CHIP GROWTH FUND | ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Shares	Value
Information technology (continued)
IT services (continued)
Fiserv, Inc. (A)	320,620	$25,672,043
FleetCor Technologies, Inc. (A)	40,000	8,549,600
Global Payments, Inc.	261,700	32,602,586
Mastercard, Inc., Class A	425,800	91,785,448
PayPal Holdings, Inc. (A)	505,000	46,626,650
Visa, Inc., Class A	727,714	106,893,909
Worldpay, Inc., Class A (A)	171,434	16,695,957
Semiconductors and semiconductor equipment 2.2%
ASML Holding NV	2,300	471,615
Broadcom, Inc.	9,745	2,134,447
Lam Research Corp.	1,523	263,616
Maxim Integrated Products, Inc.	221,710	13,406,804
Microchip Technology, Inc. (B)	112,229	9,655,061
NVIDIA Corp.	48,200	13,528,776
Texas Instruments, Inc.	211,344	23,755,066
Xilinx, Inc.	81,300	6,327,579
Software 12.8%
Activision Blizzard, Inc.	197,243	14,221,220
Electronic Arts, Inc. (A)	117,300	13,302,993
Intuit, Inc.	213,093	46,767,521
Microsoft Corp.	1,474,294	165,607,445
Red Hat, Inc. (A)	159,245	23,525,264
salesforce.com, Inc. (A)	438,592	66,964,227
ServiceNow, Inc. (A)	258,346	50,728,821
Splunk, Inc. (A)	12,400	1,589,060
VMware, Inc., Class A (A)	15,676	2,402,504
Workday, Inc., Class A (A)	143,100	22,114,674
Technology hardware, storage and peripherals 0.8%
Apple, Inc.	118,509	26,976,204
Materials 0.6%		20,043,173
Chemicals 0.6%
Air Products & Chemicals, Inc.	11,300	1,879,077
DowDuPont, Inc.	100,020	7,014,403
The Sherwin-Williams Company	23,900	10,888,362
Containers and packaging 0.0%
Ball Corp. (B)	6,240	261,331
Real estate 0.1%		3,545,257
Equity real estate investment trusts 0.1%
American Tower Corp.	20,727	3,090,810
Equinix, Inc.	1,042	454,447
SEE NOTES TO FINANCIAL STATEMENTS	ANNUAL REPORT | JOHN HANCOCK BLUE CHIP GROWTH FUND	15

	Shares	Value
Utilities 0.3%		$8,829,813
Electric utilities 0.2%
NextEra Energy, Inc.	38,300	6,514,830
Multi-utilities 0.1%
Sempra Energy	19,943	2,314,983

	Yield (%)	Shares	Value
Securities lending collateral 1.3%			$40,481,471
(Cost $40,473,632)
John Hancock Collateral Trust (C)	2.0611(D)	4,045,679	40,481,471
Short-term investments 0.4%			$13,459,737
(Cost $13,459,737)
Money market funds 0.4%			13,459,737
State Street Institutional U.S. Government Money Market Fund, Premier Class	1.8679(D)	675,056	675,056
T. Rowe Price Government Money Fund	1.9797(D)	12,784,681	12,784,681

Total investments (Cost $1,356,731,887) 101.3%	$3,229,989,931
Other assets and liabilities, net (1.3%)	(41,416,436)
Total net assets 100.0%	$3,188,573,495

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
Security Abbreviations and Legend
ADR	American Depositary Receipt
(A)	Non-income producing security.
(B)	All or a portion of this security is on loan as of 8-31-18.
(C)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.
(D)	The rate shown is the annualized seven-day yield as of 8-31-18.
At 8-31-18, the aggregate cost of investments for federal income tax purposes was $1,364,289,749. Net unrealized appreciation aggregated to $1,865,700,182, of which $1,869,829,323 related to gross unrealized appreciation and $4,129,141 related to gross unrealized depreciation.
16	JOHN HANCOCK BLUE CHIP GROWTH FUND | ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

Financial statements
STATEMENT OF ASSETS AND LIABILITIES 8-31-18

Assets
Unaffiliated investments, at value (Cost $1,316,258,255) including $39,640,956 of securities loaned	$3,189,508,460
Affiliated investments, at value (Cost $40,473,632)	40,481,471
Total investments, at value (Cost $1,356,731,887)	3,229,989,931
Dividends and interest receivable	2,190,586
Receivable for fund shares sold	1,655,698
Receivable for investments sold	2,728,064
Receivable for securities lending income	33,107
Receivable from affiliates	1,136
Other assets	124,453
Total assets	3,236,722,975
Liabilities
Payable for investments purchased	1,161,574
Payable for fund shares repurchased	5,933,371
Payable upon return of securities loaned	40,478,528
Payable to affiliates
Accounting and legal services fees	151,528
Transfer agent fees	48,291
Trustees' fees	1,217
Other liabilities and accrued expenses	374,971
Total liabilities	48,149,480
Net assets	$3,188,573,495
Net assets consist of
Paid-in capital	$1,092,389,203
Accumulated net realized gain (loss) on investments and foreign currency transactions	222,926,248
Net unrealized appreciation (depreciation) on investments	1,873,258,044
Net assets	$3,188,573,495

Net asset value per share
Based on net asset value and shares outstanding - the fund has an unlimited number of shares authorized with no par value
Class A ($476,986,167 ÷ 11,250,504 shares) [1]	$42.40
Class C ($66,332,318 ÷ 1,613,560 shares) [1]	$41.11
Class 1 ($1,762,900,386 ÷ 41,099,009 shares)	$42.89
Class NAV ($882,354,624 ÷ 20,542,052 shares)	$42.95
Maximum offering price per share
Class A (net asset value per share ÷ 95%)[2]	$44.63

[1]	Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.
[2]	On single retail sales of less than $50,000. On sales of $50,000 or more and on group sales the offering price is reduced.
SEE NOTES TO FINANCIAL STATEMENTS	ANNUAL REPORT | JOHN HANCOCK BLUE CHIP GROWTH FUND	17

STATEMENT OF OPERATIONS For the year ended  8-31-18

Investment income
Dividends	$20,671,658
Securities lending	223,406
Interest	202,364
Less foreign taxes withheld	(18,960)
Total investment income	21,078,468
Expenses
Investment management fees	21,504,128
Distribution and service fees	2,342,882
Accounting and legal services fees	419,732
Transfer agent fees	447,452
Trustees' fees	41,506
Custodian fees	390,889
State registration fees	63,877
Printing and postage	54,458
Professional fees	114,641
Other	72,420
Total expenses	25,451,985
Less expense reductions	(1,111,778)
Net expenses	24,340,207
Net investment loss	(3,261,739)
Realized and unrealized gain (loss)
Net realized gain (loss) on
Unaffiliated investments and foreign currency transactions	292,914,648
Affiliated investments	(1,572)
292,913,076
Change in net unrealized appreciation (depreciation) of
Unaffiliated investments	412,511,950
Affiliated investments	8,086
412,520,036
Net realized and unrealized gain	705,433,112
Increase in net assets from operations	$702,171,373

18	JOHN HANCOCK BLUE CHIP GROWTH FUND | ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

STATEMENTS OF CHANGES IN NET ASSETS

	Year ended 8-31-18	Year ended 8-31-17
Increase (decrease) in net assets
From operations
Net investment income (loss)	$(3,261,739)	$993,370
Net realized gain	292,913,076	360,426,441
Change in net unrealized appreciation (depreciation)	412,520,036	245,507,124
Increase in net assets resulting from operations	702,171,373	606,926,935
Distributions to shareholders
From net investment income
Class 1	—	(407,510)
Class NAV	—	(716,750)
From net realized gain
Class A	(45,602,587)	(12,751,051)
Class C	(5,760,779)	(1,993,137)
Class 1	(198,426,434)	(62,543,687)
Class NAV	(129,840,260)	(62,881,187)
Total distributions	(379,630,060)	(141,293,322)
From fund share transactions	241,909,634	(527,952,938)
Total increase (decrease)	564,450,947	(62,319,325)
Net assets
Beginning of year	2,624,122,548	2,686,441,873
End of year	$3,188,573,495	$2,624,122,548
Undistributed net investment income	—	—
SEE NOTES TO FINANCIAL STATEMENTS	ANNUAL REPORT | JOHN HANCOCK BLUE CHIP GROWTH FUND	19

Financial highlights
CLASS A SHARES Period ended	8-31-18	8-31-17	8-31-16	8-31-15 [1]
Per share operating performance
Net asset value, beginning of period	$38.65	$32.33	$34.71	$34.99
Net investment loss[2]	(0.16)	(0.09)	(0.10)	(0.07)
Net realized and unrealized gain (loss) on investments	9.76	8.37	2.01	(0.21)
Total from investment operations	9.60	8.28	1.91	(0.28)
Less distributions
From net realized gain	(5.85)	(1.96)	(4.29)	—
Net asset value, end of period	$42.40	$38.65	$32.33	$34.71
Total return (%)[3,4]	27.50	27.10	5.37	(0.80) [5]
Ratios and supplemental data
Net assets, end of period (in millions)	$477	$286	$222	$46
Ratios (as a percentage of average net assets):
Expenses before reductions	1.20	1.24	1.24	1.24 [6]
Expenses including reductions	1.14	1.14	1.14	1.14 [6]
Net investment loss	(0.40)	(0.25)	(0.31)	(0.44) [6]
Portfolio turnover (%)	25	26	34	31 [7]

[1]	The inception date for Class A shares is 3-27-15.
[2]	Based on average daily shares outstanding.
[3]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[4]	Does not reflect the effect of sales charges, if any.
[5]	Not annualized.
[6]	Annualized.
[7]	Portfolio turnover is shown for the period from 9-1-14 to 8-31-15.
20	JOHN HANCOCK BLUE CHIP GROWTH FUND | ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

CLASS C SHARES Period ended	8-31-18	8-31-17	8-31-16	8-31-15 [1]
Per share operating performance
Net asset value, beginning of period	$37.89	$31.96	$34.60	$34.99
Net investment loss[2]	(0.43)	(0.34)	(0.33)	(0.18)
Net realized and unrealized gain (loss) on investments	9.50	8.23	1.98	(0.21)
Total from investment operations	9.07	7.89	1.65	(0.39)
Less distributions
From net realized gain	(5.85)	(1.96)	(4.29)	—
Net asset value, end of period	$41.11	$37.89	$31.96	$34.60
Total return (%)[3,4]	26.56	26.16	4.57	(1.11) [5]
Ratios and supplemental data
Net assets, end of period (in millions)	$66	$36	$36	$10
Ratios (as a percentage of average net assets):
Expenses before reductions	1.90	1.94	1.94	1.94 [6]
Expenses including reductions	1.86	1.89	1.89	1.89 [6]
Net investment loss	(1.12)	(1.00)	(1.06)	(1.19) [6]
Portfolio turnover (%)	25	26	34	31 [7]

[1]	The inception date for Class C shares is 3-27-15.
[2]	Based on average daily shares outstanding.
[3]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[4]	Does not reflect the effect of sales charges, if any.
[5]	Not annualized.
[6]	Annualized.
[7]	Portfolio turnover is shown for the period from 9-1-14 to 8-31-15.
SEE NOTES TO FINANCIAL STATEMENTS	ANNUAL REPORT | JOHN HANCOCK BLUE CHIP GROWTH FUND	21

CLASS 1 SHARES Period ended	8-31-18	8-31-17	8-31-16	8-31-15	8-31-14
Per share operating performance
Net asset value, beginning of period	$38.92	$32.46	$34.75	$35.98	$28.74
Net investment income (loss)[1]	(0.03)	0.02	(0.01)	— [2]	(0.03)
Net realized and unrealized gain (loss) on investments	9.85	8.41	2.02	2.44	8.04
Total from investment operations	9.82	8.43	2.01	2.44	8.01
Less distributions
From net investment income	—	(0.01)	(0.01)	—	—
From net realized gain	(5.85)	(1.96)	(4.29)	(3.67)	(0.77)
Total distributions	(5.85)	(1.97)	(4.30)	(3.67)	(0.77)
Net asset value, end of period	$42.89	$38.92	$32.46	$34.75	$35.98
Total return (%)[3]	27.92	27.49	5.67	7.25	28.06
Ratios and supplemental data
Net assets, end of period (in millions)	$1,763	$1,306	$1,065	$969	$888
Ratios (as a percentage of average net assets):
Expenses before reductions	0.84	0.87	0.87	0.86	0.86
Expenses including reductions	0.80	0.83	0.83	0.82	0.83
Net investment income (loss)	(0.07)	0.06	(0.03)	0.01	(0.08)
Portfolio turnover (%)	25	26	34	31	33

[1]	Based on average daily shares outstanding.
[2]	Less than $0.005 per share.
[3]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
22	JOHN HANCOCK BLUE CHIP GROWTH FUND | ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

CLASS NAV SHARES Period ended	8-31-18	8-31-17	8-31-16	8-31-15	8-31-14
Per share operating performance
Net asset value, beginning of period	$38.95	$32.48	$34.76	$35.97	$28.72
Net investment income (loss)[1]	(0.01)	0.04	0.01	0.02	(0.01)
Net realized and unrealized gain (loss) on investments	9.86	8.41	2.02	2.44	8.03
Total from investment operations	9.85	8.45	2.03	2.46	8.02
Less distributions
From net investment income	—	(0.02)	(0.02)	—	—
From net realized gain	(5.85)	(1.96)	(4.29)	(3.67)	(0.77)
Total distributions	(5.85)	(1.98)	(4.31)	(3.67)	(0.77)
Net asset value, end of period	$42.95	$38.95	$32.48	$34.76	$35.97
Total return (%)[2]	27.98	27.54	5.74	7.31	28.11
Ratios and supplemental data
Net assets, end of period (in millions)	$882	$995	$1,364	$1,501	$1,854
Ratios (as a percentage of average net assets):
Expenses before reductions	0.79	0.82	0.82	0.81	0.81
Expenses including reductions	0.75	0.78	0.78	0.77	0.78
Net investment income (loss)	(0.02)	0.11	0.02	0.06	(0.04)
Portfolio turnover (%)	25	26	34	31	33

[1]	Based on average daily shares outstanding.
[2]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
SEE NOTES TO FINANCIAL STATEMENTS	ANNUAL REPORT | JOHN HANCOCK BLUE CHIP GROWTH FUND	23

Notes to financial statements

Note 1 — Organization

John Hancock Blue Chip Growth Fund (the fund) is a series of John Hancock Funds II (the Trust), an open-end management investment company organized as a Massachusetts business trust and registered under the Investment Company Act of 1940, as amended (the 1940 Act). The investment objective of the fund is to provide long-term growth of capital. Current income is a secondary objective.

The fund may offer multiple classes of shares. The shares currently offered by the fund are detailed in the Statements of assets and liabilities. Class A and Class C are offered to all investors. Class I shares are offered only to certain affiliates of Manulife Financial Corporation (MFC). Class NAV shares are offered to John Hancock affiliated fund of funds, retirement plans for employees of John Hancock and/or Manulife Financial Corporation, and certain 529 plans. Class C shares convert to Class A shares ten years after purchase (certain exclusions may apply). Shareholders of each class have exclusive voting rights to matters that affect that class. The distribution and service fees, if any, and transfer agent fees for each class may differ.

Note 2 — Significant accounting policies

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (US GAAP), which require management to make certain estimates and assumptions as of the date of the financial statements. Actual results could differ from those estimates and those differences could be significant. The fund qualifies as an investment company or companies under Topic 946 of Accounting Standards Codification of US GAAP.

Events or transactions occurring after the end of the fiscal period through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the fund:

Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 p.m., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the net asset value (NAV) may be determined as of the regularly scheduled close of the NYSE pursuant to the fund's Valuation Policies and Procedures.

In order to value the securities, the fund uses the following valuation techniques: Equity securities held by the fund are typically valued at the last sale price or official closing price on the exchange or principal market where the security trades. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Investments by the fund in open-end mutual funds, including John Hancock Collateral Trust (JHCT), are valued at their respective NAVs each business day. Foreign securities and currencies are valued in U.S. dollars based on foreign currency exchange rates supplied by an independent pricing vendor.

In certain instances, the Pricing Committee may determine to value equity securities using prices obtained from another exchange or market if trading on the exchange or market on which prices are typically obtained did not open for trading as scheduled, or if trading closed earlier than scheduled, and trading occurred as normal on another exchange or market.

Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the fund's Pricing Committee following procedures established by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed. Trading in foreign securities may be completed before the scheduled daily close of trading on the NYSE. Significant events at the issuer or market level may affect the values of securities between the time when the valuation of the securities is generally determined and the close of the NYSE. If a significant event occurs, these securities may be fair valued, as determined in good faith by the fund's Pricing Committee, following procedures established by the Board of Trustees. The fund uses fair value adjustment factors provided by an independent pricing vendor to value certain foreign securities in order to adjust for events that may occur between the close of foreign exchanges or markets and the close of the NYSE.

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The fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the fund's own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.

The following is a summary of the values by input classification of the fund's investments as of August 31, 2018, by major security category or type:

	Total value at 8-31-18	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
Investments in securities:
Assets
Common stocks
Consumer discretionary	$720,663,509	$720,663,509	—	—
Consumer staples	889,052	889,052	—	—
Financials	260,303,118	260,303,118	—	—
Health care	545,411,916	545,411,916	—	—
Industrials	290,080,853	290,080,853	—	—
Information technology	1,326,282,032	1,273,377,767	$52,904,265	—
Materials	20,043,173	20,043,173	—	—
Real estate	3,545,257	3,545,257	—	—
Utilities	8,829,813	8,829,813	—	—
Securities lending collateral	40,481,471	40,481,471	—	—
Short-term investments	13,459,737	13,459,737	—	—
Total investments in securities	$3,229,989,931	$3,177,085,666	$52,904,265	—

Security transactions and related investment income. Investment security transactions are accounted for on a trade date plus one basis for daily NAV calculations. However, for financial reporting purposes, investment transactions are reported on trade date. Interest income is accrued as earned. Dividend income is recorded on the ex-date, except for dividends of foreign securities where the dividend may not be known until after the ex-date. In those cases, dividend income, net of withholding taxes, is recorded when the fund becomes aware of the dividends. Non-cash dividends, if any, are recorded at the fair market value of the securities received. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds from litigation.

Securities lending. The fund may lend its securities to earn additional income. The fund receives cash collateral from the borrower in an amount not less than the market value of the loaned securities. The fund will invest its collateral in JHCT, an affiliate of the fund, which has a floating NAV and is registered with the Securities and Exchange Commission as an investment company. JHCT invests in short-term money market investments. The fund will receive the benefit of any gains and bear any losses generated by JHCT with respect to the cash collateral.

The fund has the right to recall loaned securities on demand. If a borrower fails to return loaned securities when due, then the lending agent is responsible and indemnifies the fund for the lent securities. The lending agent uses the collateral received from the borrower to purchase replacement securities of the same issue, type, class and series of the loaned securities. If the

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value of the collateral is less than the purchase cost of replacement securities, the lending agent is responsible for satisfying the shortfall but only to the extent that the shortfall is not due to any decrease in the value of JHCT.

Although the risk of the loss of the securities lent is mitigated by receiving collateral from the borrower and through lending agent indemnification, the fund could experience a delay in recovering securities or could experience a lower than expected return if the borrower fails to return the securities on a timely basis. The fund receives compensation for lending its securities by retaining a portion of the return on the investment of the collateral and compensation from fees earned from borrowers of the securities. Securities lending income received by the fund is net of fees retained by the securities lending agent. Net income received from JHCT is a component of securities lending income as recorded on the Statement of operations.

Obligations to repay collateral received by the fund are shown on the Statement(s) of assets and liabilities as Payable upon return of securities loaned and are secured by the loaned securities. As of August 31, 2018, the fund loaned common stocks at $39,640,956 and received $40,478,528 of cash collateral.

Foreign investing. Assets, including investments and liabilities denominated in foreign currencies, are translated into U.S. dollar values each day at the prevailing exchange rate. Purchases and sales of securities, income and expenses are translated into U.S. dollars at the prevailing exchange rate on the date of the transaction. The effect of changes in foreign currency exchange rates on the value of securities is reflected as a component of the realized and unrealized gains (losses) on investments. Foreign investments are subject to a decline in the value of a foreign currency versus the U.S. dollar, which reduces the dollar value of securities denominated in that currency.

Funds that invest internationally generally carry more risk than funds that invest strictly in U.S. securities. Risks can result from differences in economic and political conditions, regulations, market practices (including higher transaction costs), accounting standards and other factors.

Foreign taxes. The fund may be subject to withholding tax on income, capital gains or repatriation taxes imposed by certain countries, a portion of which may be recoverable. Foreign taxes are accrued based upon the fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests. Taxes are accrued based on gains realized by the fund as a result of certain foreign security sales. In certain circumstances, estimated taxes are accrued based on unrealized appreciation of such securities. Investment income is recorded net of foreign withholding taxes, less any amounts reclaimable.

Line of credit. The fund may have the ability to borrow from banks for temporary or emergency purposes, including meeting redemption requests that otherwise might require the untimely sale of securities. Pursuant to the fund's custodian agreement, the custodian may loan money to the fund to make properly authorized payments. The fund is obligated to repay the custodian for any overdraft, including any related costs or expenses. The custodian may have a lien, security interest or security entitlement in any fund property that is not otherwise segregated or pledged, to the extent of any overdraft, and to the maximum extent permitted by law.

The fund and other affiliated funds have entered into a syndicated line of credit agreement with Citibank, N.A. as the administrative agent that enables them to participate in a $750 million unsecured committed line of credit. Excluding commitments designated for a certain fund and subject to the needs of all other affiliated funds, the fund can borrow up to an aggregate commitment amount of $500 million, subject to asset coverage and other limitations as specified in the agreement. A commitment fee payable at the end of each calendar quarter, based on the average daily unused portion of the line of credit, is charged to each participating fund based on a combination of fixed and asset based allocations and is reflected in Other expenses on the Statement of operations. For the year ended August 31, 2018, the fund had no borrowings under the line of credit. Commitment fees for the year ended August 31, 2018 were $7,815.

Expenses. Within the John Hancock group of funds complex, expenses that are directly attributable to an individual fund are allocated to such fund. Expenses that are not readily attributable to a specific fund are allocated among all funds in an equitable manner, taking into consideration, among other things, the nature and type of expense and the fund's relative net assets. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

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Class allocations. Income, common expenses and realized and unrealized gains (losses) are determined at the fund level and allocated daily to each class of shares based on the net assets of the class. Class-specific expenses, such as distribution and service fees, if any, and transfer agent fees, for all classes, are charged daily at the class level based on the net assets of each class and the specific expense rates applicable to each class.

Federal income taxes. The fund intends to continue to qualify as a regulated investment company by complying with the applicable provisions of the Internal Revenue Code and will not be subject to federal income tax on taxable income that is distributed to shareholders. Therefore, no federal income tax provision is required.

As of August 31, 2018, the fund had no uncertain tax positions that would require financial statement recognition, derecognition or disclosure. The fund's federal tax returns are subject to examination by the Internal Revenue Service for a period of three years.

Distribution of income and gains. Distributions to shareholders from net investment income and net realized gains, if any, are recorded on the ex-date. The fund generally declares and pays dividends and capital gain distributions, if any, annually.

The tax character of distributions for the years ended August 31, 2018 and 2017 was as follows:

	August 31, 2018	August 31, 2017
Ordinary income	$21,202,450	$1,124,260
Long-term capital gain	358,427,610	140,169,062
Total	$379,630,060	$141,293,322

Distributions paid by the fund with respect to each class of shares are calculated in the same manner, at the same time and in the same amount, except for the effect of class level expenses that may be applied differently to each class. As of August 31, 2018, the components of distributable earnings on a tax basis consisted of $3,210,032 of undistributed ordinary income and $227,274,078 of undistributed long-term capital gains.

Such distributions and distributable earnings, on a tax basis, are determined in conformity with income tax regulations, which may differ from US GAAP. Distributions in excess of tax basis earnings and profits, if any, are reported in the fund's financial statements as a return of capital.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences, if any, will reverse in a subsequent period. Book-tax differences are primarily attributable to net operating losses and wash sale loss deferrals.

Note 3 — Guarantees and indemnifications

Under the Trust's organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust, including the fund. Additionally, in the normal course of business, the fund enters into contracts with service providers that contain general indemnification clauses. The fund's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the fund that have not yet occurred. The risk of material loss from such claims is considered remote.

Note 4 — Fees and transactions with affiliates

John Hancock Advisers, LLC (the Advisor) serves as investment advisor for the fund. John Hancock Funds, LLC (the Distributor), an affiliate of the Advisor, serves as principal underwriter of the fund. The Advisor and the Distributor are indirect, wholly owned subsidiaries of Manulife Financial Corporation (MFC).

Management fee. The fund has an investment management agreement with the Advisor under which the fund pays a daily management fee to the Advisor equivalent on an annual basis to the sum of: a) 0.825% of the first $500 million of the fund's aggregate net assets; b) 0.800% of the next $500 million of the fund's aggregate net assets; and c) 0.750% of the fund's aggregate net assets in excess of $1 billion. However, when aggregate net assets exceed $1 billion on any day, the

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annual rate of advisory fee for the day is 0.750% on all asset levels. Aggregate net assets include the net assets of the fund and Blue Chip Growth Trust, a series of John Hancock Variable Insurance Trust. The Advisor has a subadvisory agreement with T.Rowe Price Associates, Inc. The fund is not responsible for payment of the subadvisory fees.

The Advisor has contractually agreed to waive a portion of its management fee and/or reimburse expenses for certain funds of the John Hancock group of funds complex, including the fund (the participating portfolios). This waiver is based upon aggregate net assets of all the participating portfolios. The amount of the reimbursement is calculated daily and allocated among all the participating portfolios in proportion to the daily net assets of each fund. During the year ending August 31, 2018, this waiver amounted to 0.01% of the fund's average net assets. This agreement expires on June 30, 2020, unless renewed by mutual agreement of the Fund and the Advisor based upon a determination that this is appropriate under the circumstances at that time.

The Advisor has contractually agreed to reduce its management fee or, if necessary, make payment to each of Class A and Class C shares in an amount equal to the amount by which the expenses of Class A and Class C shares, as applicable, exceed 1.14% and 1.89%, respectively, of the average net assets (on an annualized basis) attributable to the class. For purposes of this agreement, "expenses of Class A and Class C shares" means all expenses of the applicable class (including fund expenses attributable to the class), excluding taxes, brokerage commissions, interest expense, underlying fund expenses (acquired fund fees), litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of business, and short dividend expense. This agreement expires December 31, 2018, unless renewed by mutual agreement of the fund and the Advisor based upon a determination that this is appropriate under the circumstances at that time.

The Advisor has voluntarily agreed to waive a portion of its management fees for this fund. This voluntary waiver is the amount that the subadvisory fee is reduced by T.Rowe Price Associates, Inc. This voluntary expense reimbursement may be terminated at any time.

The expense reductions described above amounted the following for the year ended August 31, 2018:

Class	Expense reduction	Class	Expense reduction
Class A	$217,540	Class 1	$547,287
Class C	17,068	Total	$1,111,778
Class NAV	329,883

Expenses waived or reimbursed in the current fiscal period are not subject to recapture in future fiscal periods.

The investment management fees incurred for the year ended August 31, 2018 were equivalent to a net annual effective rate of 0.71% of the fund's average daily net assets.

Accounting and legal services. Pursuant to a service agreement, the fund reimburses the Advisor for all expenses associated with providing the administrative, financial, legal, compliance, accounting and recordkeeping services to the fund, including the preparation of all tax returns, periodic reports to shareholders and regulatory reports, among other services. These expenses are allocated to each share class based on its relative net assets at the time the expense was incurred. These accounting and legal services fees incurred for the year ended August 31, 2018 amounted to an annual rate of 0.01% of the fund's average daily net assets.

Distribution and service plans. The fund has a distribution agreement with the Distributor. The fund has adopted distribution and service plans with respect to Class A, Class C and Class 1 pursuant to Rule 12b-1 under the 1940 Act, to pay the Distributor for services provided as the distributor of shares of the fund. The fund may pay up to the following contractual

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rates of distribution and service fees under these arrangements, expressed as an annual percentage of average daily net assets for each class of the fund's shares.

Class	Rule 12b-1 fee
Class A	0.30%
Class C	1.00%
Class 1	0.05%

Sales charges. Class A shares are assessed up-front sales charges, which resulted in payments to the Distributor amounting to $1,484,686 for the year ended August 31, 2018. Of this amount, $245,728 was retained and used for printing prospectuses, advertising, sales literature and other purposes, $1,219,881 was paid as sales commissions to broker-dealers and $19,077 was paid as sales commissions to sales personnel of Signator Investors, Inc., a broker-dealer affiliate of the Advisor.

Class A and Class C shares may be subject to contingent deferred sales charges (CDSCs). Certain Class A shares that are acquired through purchases of $1 million or more and are redeemed within one year of purchase are subject to a 1.00% sales charge. Class C shares that are redeemed within one year of purchase are subject to a 1.00% CDSC. CDSCs are applied to the lesser of the current market value at the time of redemption or the original purchase cost of the shares being redeemed. Proceeds from CDSCs are used to compensate the Distributor for providing distribution-related services in connection with the sale of these shares. During the year ended August 31, 2018, CDSCs received by the Distributor amounted to $4,000 and $6,286 for Class A and Class C shares, respectively.

Transfer agent fees. The John Hancock group of funds has a complex-wide transfer agent agreement with John Hancock Signature Services, Inc. (Signature Services), an affiliate of the Advisor. The transfer agent fees paid to Signature Services are determined based on the cost to Signature Services (Signature Services Cost) of providing recordkeeping services. It also includes out-of-pocket expenses, including payments made to third-parties for recordkeeping services provided to their clients who invest in one or more John Hancock funds. In addition, Signature Services Cost may be reduced by certain fees that Signature Services receives in connection with retirement and small accounts. Signature Services Cost is calculated monthly and allocated, as applicable, to five categories of share classes: Retail Share and Institutional Share Classes of Non-Municipal Bond Funds, Class R6 Shares, Retirement Share Classes and Municipal Bond Share Classes. Within each of these categories, the applicable costs are allocated to the affected John Hancock affiliated funds and/or classes, based on the relative average daily net assets.

Class level expenses. Class level expenses for the year ended August 31, 2018 were:

Class	Distribution and service fees	Transfer agent fees
Class A	$1,102,108	$396,103
Class C	476,245	51,349
Class NAV	—	—
Class 1	764,529	—
Total	$2,342,882	$447,452

Trustee expenses. The fund compensates each Trustee who is not an employee of the Advisor or its affiliates. The costs of paying Trustee compensation and expenses are allocated to the funds based on its net assets relative to other funds within the John Hancock group of funds complex.

Interfund lending program. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (SEC), the fund, along with certain other funds advised by the Advisor or its affiliates, may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from, or lend money to, other

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participating affiliated funds. At period end, no interfund loans were outstanding. The fund's activity in this program during the period for which loans were outstanding was as follows:

Borrower or lender	Weighted average loan balance	Days outstanding	Weighted average interest rate	Interest income
Lender	$9,986,750	1	1.250%	$347

Note 5 — Fund share transactions

Transactions in fund shares for the year ended August 31, 2018 and 2017 were as follows:

		Year ended 8-31-18		Year ended 8-31-17
	Shares	Amount	Shares	Amount
Class A shares
Sold	4,760,628	$189,465,439	2,714,374	$93,439,755
Distributions reinvested	1,263,865	45,587,659	410,810	12,743,341
Repurchased	(2,183,040)	(86,248,800)	(2,580,412)	(87,103,410)
Net increase	3,841,453	$148,804,298	544,772	$19,079,686
Class C shares
Sold	782,783	$30,265,977	288,011	$9,643,062
Distributions reinvested	163,415	5,745,653	65,019	1,987,624
Repurchased	(295,967)	(11,395,036)	(513,923)	(17,033,385)
Net increase (decrease)	650,231	$24,616,594	(160,893)	$(5,402,699)
Class 1 shares
Sold	4,691,600	$187,458,979	2,237,052	$79,737,592
Distributions reinvested	5,449,778	198,426,434	2,019,609	62,951,197
Repurchased	(2,609,596)	(101,689,316)	(3,483,877)	(116,629,579)
Net increase	7,531,782	$284,196,097	772,784	$26,059,210
Class NAV shares
Sold	593,073	$23,064,560	269,627	$9,446,568
Distributions reinvested	3,562,147	129,840,260	2,039,703	63,597,937
Repurchased	(9,155,936)	(368,612,175)	(18,766,050)	(640,733,640)
Net decrease	(5,000,716)	$(215,707,355)	(16,456,720)	$(567,689,135)
Total net increase (decrease)	7,022,750	$241,909,634	(15,300,057)	$(527,952,938)

Affiliates of the fund owned 100%, of shares of Class 1 and Class NAV on August 31, 2018. Such concentration of shareholders' capital could have a material effect on the fund if such shareholders redeem from the fund.

Note 6 — Purchase and sale of securities

Purchases and sales of securities, other than short-term investments, amounted to $721,976,749 and $865,837,561, respectively, for the year ended August 31, 2018.

Note 7 — Industry or sector risk

The fund may invest a large percentage of its assets in one or more particular industries or sectors of the economy. If a large percentage of the fund's assets are economically tied to a single or small number of industries or sectors of the economy, the fund will be less diversified than a more broadly diversified fund, and it may cause the fund to underperform if that industry or sector underperforms. In addition, focusing on a particular industry or sector may make the fund's NAV more volatile. Further, a fund that invests in particular industries or sectors is particularly susceptible to the impact of market, economic, regulatory and other factors affecting those industries or sectors.

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Note 8 — Investment by affiliated funds

Certain investors in the fund are affiliated funds that are managed by the Advisor and its affiliates. The affiliated funds do not invest in the fund for the purpose of exercising management or control; however, this investment may represent a significant portion of the fund's net assets. At August 31, 2018 funds within the John Hancock group of funds complex held 27.7% of the fund's net assets. The following funds had an affiliate ownership of 5% or more of the fund's net assets:

Fund	Affiliated concentration
John Hancock Funds II Multimanager Lifestyle Growth Portfolio	10.7%
John Hancock Funds II Multimanager Lifestyle Balanced Portfolio	7.6%

Note 9 — Investment in affiliated underlying funds

The fund may invest in affiliated underlying funds that are managed by the Advisor and its affiliates. Information regarding the fund's purchases and sales of the affiliated underlying funds as well as income and capital gains earned, if any, during the period is as follows:

					Dividends and distributions
Fund	Beginning share amount	Shares purchased	Shares sold	Ending share amount	Income distributions received	Capital gain distributions received	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Ending value
John Hancock Collateral Trust*	2,053,630	28,583,551	(26,591,502)	4,045,679	—	—	($1,572)	$8,086	$40,481,471
*Refer to the Securities lending note within Note 2 for details regarding this investment.

Note 10 — Interfund trading

The fund is permitted to purchase or sell securities from or to certain other affiliated funds, as set forth in Rule 17a-7 of the 1940 Act, under specified conditions outlined in procedures adopted by the Board of Trustees of the Trust. The procedures have been designed to ensure that any purchase or sale of securities by the fund from or to another fund that is or could be considered an affiliate complies with Rule 17a-7 of the 1940 Act. Further, as defined under the procedures, each transaction is effected at the current market price. Pursuant to these procedures, for the year ended August 31, 2018, the fund engaged in purchases amounting to $815,850.

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REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Trustees of John Hancock Funds II and Shareholders of John Hancock Blue Chip Growth Fund

Opinion on the Financial Statements

We have audited the accompanying statement of assets and liabilities, including the fund's investments, of John Hancock Blue Chip Growth Fund (one of the funds constituting John Hancock Funds II, referred to hereafter as the "Fund") as of August 31, 2018, the related statement of operations for the year ended August 31, 2018, the statements of changes in net assets for each of the two years in the period ended August 31, 2018, including the related notes, and the financial highlights for each of the periods indicated therein (collectively referred to as the "financial statements"). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of August 31, 2018, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended August 31, 2018 and the financial highlights for each of the periods indicated therein in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements are the responsibility of the Fund's management. Our responsibility is to express an opinion on the Fund's financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) ("PCAOB") and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of August 31, 2018 by correspondence with the custodian, transfer agent and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

/s/ PricewaterhouseCoopers LLP

Boston, Massachusetts

October 24, 2018

We have served as the auditor of one or more investment companies in the John Hancock group of funds since 1988.

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TAX INFORMATION

Unaudited

For federal income tax purposes, the following information is furnished with respect to the distributions of the fund, if any, paid during its taxable year ended August 31, 2018.

The fund reports the maximum amount allowable of its net taxable income as eligible for the corporate dividends-received deduction.

The fund reports the maximum amount allowable of its net taxable income as qualified dividend income as provided in the Jobs and Growth Tax Relief Reconciliation Act of 2003.

The fund paid $358,427,610 in capital gain dividends.

Eligible shareholders will be mailed a 2018 Form 1099-DIV in early 2019. This will reflect the tax character of all distributions paid in calendar year 2018.

Please consult a tax advisor regarding the tax consequences of your investment in the fund.

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CONTINUATION OF INVESTMENT ADVISORY AND SUBADVISORY AGREEMENTS

EVALUATION OF ADVISORY AND SUBADVISORY AGREEMENTS BY THE BOARD OF TRUSTEES

This section describes the evaluation by the Board of Trustees (the Board) of John Hancock Funds II (the Trust) of the Advisory Agreement (the Advisory Agreement) with John Hancock Advisers, LLC (the Advisor) and the Subadvisory Agreement (the Subadvisory Agreement) with T. Rowe Price Associates, Inc. (the Subadvisor), for John Hancock Blue Chip Growth Fund (the fund). The Advisory Agreement and Subadvisory Agreement are collectively referred to as the Agreements. Prior to the June 18-21, 2018 in-person meeting at which the Agreements were approved, the Board also discussed and considered information regarding the proposed continuation of the Agreements at an in-person meeting held on May 29-31, 2018.

Approval of Advisory and Subadvisory Agreements

At in-person meetings held on June 18-21, 2018, the Board, including the Trustees who are not parties to any Agreement or considered to be interested persons of the Trust under the Investment Company Act of 1940, as amended (the 1940 Act) (the Independent Trustees), reapproved for an annual period the continuation of the Advisory Agreement between the Trust and the Advisor and the Subadvisory Agreement between the Advisor and the Subadvisor with respect to the fund.

In considering the Advisory Agreement and the Subadvisory Agreement, the Board received in advance of the meetings a variety of materials relating to the fund, the Advisor and the Subadvisor, including comparative performance, fee and expense information for a peer group of similar funds prepared by an independent third-party provider of mutual fund data, performance information for an applicable benchmark index; and, with respect to the Subadvisor, comparative performance information for comparably managed accounts, as applicable, and other information provided by the Advisor and the Subadvisor regarding the nature, extent and quality of services provided by the Advisor and the Subadvisor under their respective Agreements, as well as information regarding the Advisor's revenues and costs of providing services to the fund and any compensation paid to affiliates of the Advisor. At the meetings at which the renewal of the Advisory Agreement and Subadvisory Agreement are considered, particular focus is given to information concerning fund performance, comparability of fees and total expenses, and profitability. However, the Board notes that the evaluation process with respect to the Advisor and the Subadvisor is an ongoing one. In this regard, the Board also took into account discussions with management and information provided to the Board (including its various committees) at prior meetings with respect to the services provided by the Advisor and the Subadvisor to the fund, including quarterly performance reports prepared by management containing reviews of investment results and prior presentations from the Subadvisor with respect to the fund. The information received and considered by the Board in connection with the May and June meetings and throughout the year was both written and oral. The Board also considered the nature, quality, and extent of non-advisory services, if any, to be provided to the fund by the Advisor's affiliates, including distribution services. The Board considered the Advisory Agreement and the Subadvisory Agreement separately in the course of its review. In doing so, the Board noted the respective roles of the Advisor and Subadvisor in providing services to the fund.

Throughout the process, the Board asked questions of and requested additional information from management. The Board is assisted by counsel for the Trust and the Independent Trustees are also separately assisted by independent legal counsel throughout the process. The Independent Trustees also received a memorandum from their independent legal counsel discussing the legal standards for their consideration of the proposed continuation of the Agreements and discussed the proposed continuation of the Agreements in private sessions with their independent legal counsel at which no representatives of management were present.

Approval of Advisory Agreement

In approving the Advisory Agreement with respect to the fund, the Board, including the Independent Trustees, considered a variety of factors, including those discussed below. The Board also considered other factors (including conditions and trends prevailing generally in the economy, the securities markets, and the industry) and did not treat any single factor as determinative, and each Trustee may have attributed different weights to different factors. The Board's conclusions may be

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based in part on its consideration of the advisory and subadvisory arrangements in prior years and on the Board's ongoing regular review of fund performance and operations throughout the year.

Nature, extent, and quality of services. Among the information received by the Board from the Advisor relating to the nature, extent, and quality of services provided to the fund, the Board reviewed information provided by the Advisor relating to its operations and personnel, descriptions of its organizational and management structure, and information regarding the Advisor's compliance and regulatory history, including its Form ADV. The Board also noted that on a regular basis it receives and reviews information from the Trust's Chief Compliance Officer (CCO) regarding the fund's compliance policies and procedures established pursuant to Rule 38a-1 under the 1940 Act. The Board observed that the scope of services provided by the Advisor, and of the undertakings required of the Advisor in connection with those services, including maintaining and monitoring its own and the fund's compliance programs, risk management programs, liquidity management programs and cybersecurity programs, had expanded over time as a result of regulatory, market and other developments. The Board considered that the Advisor is responsible for the management of the day-to-day operations of the fund, including, but not limited to, general supervision of and coordination of the services provided by the Subadvisor, and is also responsible for monitoring and reviewing the activities of the Subadvisor and other third-party service providers. The Board also considered the significant risks assumed by the Advisor in connection with the services provided to the fund including entrepreneurial risk in sponsoring new funds and ongoing risks including investment, operational, enterprise, litigation, regulatory and compliance risks with respect to all funds.

In considering the nature, extent, and quality of the services provided by the Advisor, the Trustees also took into account their knowledge of the Advisor's management and the quality of the performance of the Advisor's duties, through Board meetings, discussions and reports during the preceding year and through each Trustee's experience as a Trustee of the Trust and of the other trusts in the John Hancock group of funds complex (the John Hancock Fund Complex).

In the course of their deliberations regarding the Advisory Agreement, the Board considered, among other things:

(a)	the skills and competency with which the Advisor has in the past managed the Trust's affairs and its subadvisory relationship, the Advisor's oversight and monitoring of the Subadvisor's investment performance and compliance programs, such as the Subadvisor's compliance with fund policies and objectives, review of brokerage matters, including with respect to trade allocation and best execution and the Advisor's timeliness in responding to performance issues;
(b)	the background, qualifications and skills of the Advisor's personnel;
(c)	the Advisor's compliance policies and procedures and its responsiveness to regulatory changes and fund industry developments;
(d)	the Advisor's administrative capabilities, including its ability to supervise the other service providers for the fund, as well as the Advisor's oversight of any securities lending activity, its monitoring of class action litigation and collection of class action settlements on behalf of the fund, and bringing loss recovery actions on behalf of the fund;
(e)	the financial condition of the Advisor and whether it has the financial wherewithal to provide a high level and quality of services to the fund;
(f)	the Advisor's initiatives intended to improve various aspects of the Trust's operations and investor experience with the fund; and
(g)	the Advisor's reputation and experience in serving as an investment advisor to the Trust and the benefit to shareholders of investing in funds that are part of a family of funds offering a variety of investments.

The Board concluded that the Advisor may reasonably be expected to continue to provide a high quality of services under the Advisory Agreement with respect to the fund.

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Investment performance . In considering the fund's performance, the Board noted that it reviews at its regularly scheduled meetings information about the fund's performance results. In connection with the consideration of the Advisory Agreement, the Board:

1	reviewed information prepared by management regarding the fund's performance;
2	considered the comparative performance of an applicable benchmark index;
3	considered the performance of comparable funds, if any, as indicated in the report prepared by an independent third-party provider of fund data; and
4	took into account the Advisor's analysis of the fund's performance and its plans and recommendations regarding the Trust's subadvisory agreements generally.

The Board noted that while it found the data provided by the independent third-party generally useful it recognized its limitations, including in particular that the data may vary depending on the end date selected and that the results of the performance comparisons may vary depending on the selection of the peer group. The Board noted that the fund outperformed its benchmark index for the one-, three-, five- and ten-year periods ended December 31, 2017. The Board also noted that the fund outperformed the peer group average for the one-, three-, five- and ten-year periods ended December 31, 2017. The Board took into account management's discussion of the factors that contributed to the fund's performance, including the favorable performance relative to the benchmark index and the peer group for the one-, three-, five- and ten-year periods. The Board concluded that the fund's performance has generally been in line with or outperformed the historical performance of comparable funds and the fund's benchmark index.

Fees and expenses . The Board reviewed comparative information prepared by an independent third-party provider of mutual fund data, including, among other data, the fund's contractual and net management fees (and subadvisory fees, to the extent available) and total expenses as compared to similarly situated investment companies deemed to be comparable to the fund in light of the nature, extent and quality of the management and advisory and subadvisory services provided by the Advisor and the Subadvisor. The Board considered the fund's ranking with a smaller group of peer funds chosen by the independent third-party provider, as well as the fund's ranking within a broader group of funds. In comparing the fund's contractual and net management fees to those of comparable funds, the Board noted that such fees include both advisory and administrative costs. The Board noted that net management fees for the fund are higher than the peer group median and that net total expenses for the fund are lower than the peer group median.

The Board took into account management's discussion of the fund's expenses. The Board also took into account management's discussion with respect to overall management fee and the fees of the Subadvisor, including the amount of the advisory fee retained by the Advisor after payment of the subadvisory fee, in each case in light of the services rendered for those amounts and the risks undertaken by the Advisor The Board also noted that the Advisor pays the subadvisory fee, and that such fees are negotiated at arm's length with respect to the Subadvisor. In addition, the Board took into account that management had agreed to implement an overall fee waiver across the complex, including the fund, which is discussed further below. The Board also noted that, in addition, the Advisor is currently waiving fees and/or reimbursing expenses with respect to the fund and that the fund has breakpoints in its contractual management fee schedule that reduces management fees as assets increase. The Board reviewed information provided by the Advisor concerning the investment advisory fee charged by the Advisor or one of its advisory affiliates to other clients (including other funds in the John Hancock Fund Complex) having similar investment mandates, if any. The Board considered any differences between the Advisor's and Subadvisor's services to the fund and the services they provide to other comparable clients or funds. The Board concluded that the advisory fee paid with respect to the fund is reasonable in light of the nature, extent and quality of the services provided to the fund under the Advisory Agreement.

Profitability/Fall out benefits. In considering the costs of the services to be provided and the profits to be realized by the Advisor and its affiliates from the Advisor's relationship with the Trust, the Board:

(a)	reviewed financial information of the Advisor;

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(b)	reviewed and considered information presented by the Advisor regarding the net profitability to the Advisor and its affiliates with respect to the fund;
(c)	received and reviewed profitability information with respect to the John Hancock Fund Complex as a whole and with respect to the fund;
(d)	received information with respect to the Advisor's allocation methodologies used in preparing the profitability data and considered that the Advisor hired an independent third-party consultant to provide an analysis of the Advisor's allocation methodologies;
(e)	considered that the John Hancock insurance companies that are affiliates of the Advisor, as shareholders of the Trust directly or through their separate accounts, receive certain tax credits or deductions relating to foreign taxes paid and dividends received by certain funds of the Trust and noted that these tax benefits, which are not available to participants in qualified retirement plans under applicable income tax law, are reflected in the profitability information reviewed by the Board;
(f)	considered that the Advisor also provides administrative services to the fund on a cost basis pursuant to an administrative services agreement;
(g)	noted that affiliates of the Advisor provide transfer agency services and distribution services to the fund, and that the fund's distributor also receives Rule 12b-1 payments to support distribution of the fund;
(h)	noted that the Advisor also derives reputational and other indirect benefits from providing advisory services to the fund;
(i)	noted that the subadvisory fee for the fund is paid by the Advisor and is negotiated at arm's length;
(j)	considered the Advisor's ongoing costs and expenditures necessary to improve services, meet new regulatory and compliance requirements, and adapt to other challenges impacting the fund industry; and
(k)	considered that the Advisor should be entitled to earn a reasonable level of profits in exchange for the level of services it provides to the fund and the risks that it assumes as Advisor, including entrepreneurial, operational, reputational, litigation and regulatory risk.

Based upon its review, the Board concluded that the level of profitability, if any, of the Advisor and its affiliates from their relationship with the fund was reasonable and not excessive.

Economies of scale. In considering the extent to which economies of scale would be realized as the fund grows and whether fee levels reflect these economies of scale for the benefit of fund shareholders, the Board:

(a)	considered that the Advisor has contractually agreed to waive a portion of its management fee for certain funds of the John Hancock Fund Complex, including the fund (the participating portfolios) or otherwise reimburse the expenses of the participating portfolios (the reimbursement). This waiver is based upon aggregate net assets of all the participating portfolios. The amount of the reimbursement is calculated daily and allocated among all the participating portfolios in proportion to the daily net assets of each fund;
(b)	reviewed the fund's advisory fee structure and concluded that: (i) the fund's fee structure contains breakpoints at the subadvisory fee level and that such breakpoints are reflected as breakpoints in the advisory fees for the fund; and (ii) although economies of scale cannot be measured with precision, these arrangements permit shareholders of the fund to benefit from economies of scale if the fund grows. The Board also took into account management's discussion of the fund's advisory fee structure; and
(c)	the Board also considered the effect of the fund's growth in size on its performance and fees. The Board also noted that if the fund's assets increase over time, the fund may realize other economies of scale.

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Approval of Subadvisory Agreement

In making its determination with respect to approval of the Subadvisory Agreement, the Board reviewed:

(1)	information relating to the Subadvisor's business, including current subadvisory services to the Trust (and other funds in the John Hancock Fund Complex);
(2)	the historical and current performance of the fund and comparative performance information relating to an applicable benchmark index and comparable funds;
(3)	the subadvisory fee for the fund, including any breakpoints, and to the extent available, comparable fee information prepared by an independent third party provider of fund data; and
(4)	information relating to the nature and scope of any material relationships and their significant to the Trust's Advisor and Subadvisor.

Nature, extent, and quality of services. With respect to the services provided by the Subadvisor, the Board received information provided to the Board by the Subadvisor, including the Subadvisor's Form ADV, as well as took into account information presented throughout the past year. The Board considered the Subadvisor's current level of staffing and its overall resources, as well as received information relating to the Subadvisor's compensation program. The Board reviewed the Subadvisor's history and investment experience, as well as information regarding the qualifications, background, and responsibilities of the Subadvisor's investment and compliance personnel who provide services to the fund. The Board also considered, among other things, the Subadvisor's compliance program and any disciplinary history. The Board also considered the Subadvisor's risk assessment and monitoring process. The Board reviewed the Subadvisor's regulatory history, including whether it was involved in any regulatory actions or investigations as well as material litigation, and any settlements and amelioratory actions undertaken, as appropriate. The Board noted that the Advisor conducts regular, periodic reviews of the Subadvisor and its operations, including regarding investment processes and organizational and staffing matters. The Board also noted that the Trust's CCO and his staff conduct regular, periodic compliance reviews with the Subadvisor and present reports to the Independent Trustees regarding the same, which includes evaluating the regulatory compliance systems of the Subadvisor and procedures reasonably designed to assure compliance with the federal securities laws. The Board also took into account the financial condition of the Subadvisor.

The Board considered the Subadvisor's investment process and philosophy. The Board took into account that the Subadvisor's responsibilities include the development and maintenance of an investment program for the fund that is consistent with the fund's investment objective, the selection of investment securities and the placement of orders for the purchase and sale of such securities, as well as the implementation of compliance controls related to performance of these services. The Board also received information with respect to the Subadvisor's brokerage policies and practices, including with respect to best execution and soft dollars.

Subadvisor compensation. In considering the cost of services to be provided by the Subadvisor and the profitability to the Subadvisor of its relationship with the fund, the Board noted that the fees under the Subadvisory Agreement are paid by the Advisor and not the fund.

The Board also relied on the ability of the Advisor to negotiate the Subadvisory Agreement with the Subadvisor, which is not affiliated with the Advisor, and the fees thereunder at arm's length. As a result, the costs of the services to be provided and the profits to be realized by the Subadvisor from its relationship with the Trust were not a material factor in the Board's consideration of the Subadvisory Agreement.

The Board also received information regarding the nature and scope (including their significance to the Advisor and its affiliates and to the Subadvisor) of any material relationships with respect to the Subadvisor, which include arrangements in which the Subadvisor or its affiliates provide advisory, distribution, or management services in connection with financial products sponsored by the Advisor or its affiliates, and may include other registered investment companies, a 529 education savings plan, managed separate accounts and exempt group annuity contracts sold to qualified plans. The Board also received information and took into account any other potential conflicts of interest the Advisor might have in connection with the Subadvisory Agreement.

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In addition, the Board considered other potential indirect benefits that the Subadvisor and its affiliates may receive from the Subadvisor's relationship with the fund, such as the opportunity to provide advisory services to additional funds in the John Hancock Fund Complex and reputational benefits.

Subadvisory fees. The Board considered that the fund pays an advisory fee to the Advisor and that, in turn, the Advisor pays a subadvisory fee to the Subadvisor. As noted above, the Board also considered the fund's subadvisory fees as compared to similarly situated investment companies deemed to be comparable to the fund as included in the report prepared by the independent third party provider of fund data, to the extent available. The Board noted that the limited size of the Lipper peer group was not sufficient for comparative purposes. The Board also took into account the subadvisory fees paid by the Advisor to the Subadvisor with respect to the fund and compared them to fees charged by the Subadvisor to manage other subadvised portfolios and portfolios not subject to regulation under the 1940 Act, as applicable.

Subadvisor performance. As noted above, the Board considered the fund's performance as compared to the fund's peer group and the benchmark index and noted that the Board reviews information about the fund's performance results at its regularly scheduled meetings. The Board noted the Advisor's expertise and resources in monitoring the performance, investment style and risk-adjusted performance of the Subadvisor. The Board was mindful of the Advisor's focus on the Subadvisor's performance. The Board also noted the Subadvisor's long-term performance record for similar accounts, as applicable.

The Board's decision to approve the Subadvisory Agreement was based on a number of determinations, including the following:

(1)	the Subadvisor has extensive experience and demonstrated skills as a manager;
(2)	the performance of the fund has generally been in line with or outperformed the historical performance of comparable funds and the fund's benchmark index;
(3)	the subadvisory fee is reasonable in relation to the level and quality of services being provided under the Subadvisory Agreement; and
(4)	noted that the subadvisory fees are paid by the Advisor not the fund and that the subadvisory fee breakpoints are reflected as breakpoints in the advisory fees for the fund in order to permit shareholders to benefit from economies of scale if the fund grows.

* * *

Based on the Board's evaluation of all factors that the Board deemed to be material, including those factors described above, the Board, including the Independent Trustees, concluded that renewal of the Advisory Agreement and the Subadvisory Agreement would be in the best interest of the fund and its shareholders. Accordingly, the Board, and the Independent Trustees voting separately, approved the Advisory Agreement and Subadvisory Agreement for an additional one-year period.

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Trustees and Officers

This chart provides information about the Trustees and Officers who oversee your John Hancock fund. Officers elected by the Trustees manage the day-to-day operations of the fund and execute policies formulated by the Trustees.

Independent Trustees

Name, year of birth Position(s) held with Trust Principal occupation(s) and other directorships during past 5 years	Trustee of the Trust since[1]	Number of John Hancock funds overseen by Trustee
Hassell H. McClellan, Born: 1945	2005	216
Trustee and Chairperson of the Board
Director/Trustee, Virtus Funds (since 2008); Director, The Barnes Group (since 2010); Associate Professor, The Wallace E. Carroll School of Management, Boston College (retired 2013). Trustee (since 2014) and Chairperson of the Board (since 2017), John Hancock Collateral Trust; Trustee (since 2015) and Chairperson of the Board (since 2017), John Hancock Exchange-Traded Fund Trust; Trustee (since 2012) and Chairperson of the Board (since 2017), John Hancock retail funds[3]; Trustee (2005-2006 and since 2012) and Chairperson of the Board (since 2017), John Hancock Funds III; Trustee (since 2005) and Chairperson of the Board (since 2017), John Hancock Variable Insurance Trust and John Hancock Funds II.

Charles L. Bardelis,[2] Born: 1941	2005	216
Trustee
Director, Island Commuter Corp. (marine transport). Trustee, John Hancock Collateral Trust (since 2014), Trustee, John Hancock Exchange-Traded Fund Trust (since 2015); Trustee, John Hancock retail funds[3] (since 2012); Trustee, John Hancock Funds III (2005-2006 and since 2012); Trustee, John Hancock Variable Insurance Trust (since 1988); Trustee, John Hancock Funds II (since 2005).

James R. Boyle, Born: 1959	2015	216
Trustee
Chief Executive Officer, Foresters Financial (since 2018); Chairman and Chief Executive Officer, Zillion Group, Inc. (formerly HealthFleet, Inc.) (healthcare) (2014-2018); Executive Vice President and Chief Executive Officer, U.S. Life Insurance Division of Genworth Financial, Inc. (insurance) (January 2014-July 2014); Senior Executive Vice President, Manulife Financial Corporation, President and Chief Executive Officer, John Hancock (1999-2012); Chairman and Director, John Hancock Advisers, LLC, John Hancock Funds, LLC, and John Hancock Investment Management Services, LLC (2005-2010). Trustee, John Hancock Collateral Trust and John Hancock Exchange-Traded Fund Trust (since 2015); Trustee, John Hancock retail funds[3] (2005-2010; 2012-2014 and since 2015); Trustee, John Hancock Variable Insurance Trust and John Hancock Funds II (2005-2014 and since 2015).

Peter S. Burgess,[2] Born: 1942	2005	216
Trustee
Consultant (financial, accounting, and auditing matters) (since 1999); Certified Public Accountant; Partner, Arthur Andersen (independent public accounting firm) (prior to 1999); Director, Lincoln Educational Services Corporation (since 2004); Director, Symetra Financial Corporation (2010-2016); Director, PMA Capital Corporation (2004-2010). Trustee, John Hancock Collateral Trust (since 2014); Trustee, John Hancock Exchange-Traded Fund Trust (since 2015); Trustee, John Hancock retail funds[3] (since 2012); Trustee, John Hancock Funds III (2005-2006 and since 2012); Trustee, John Hancock Variable Insurance Trust and John Hancock Funds II (since 2005).

William H. Cunningham, Born: 1944	2012	216
Trustee
Professor, University of Texas, Austin, Texas (since 1971); former Chancellor, University of Texas System and former President of the University of Texas, Austin, Texas; Chairman (since 2009) and Director (since 2006), Lincoln National Corporation (insurance); Director, Southwest Airlines (since 2000); former Director, LIN Television (2009-2014). Trustee, John Hancock retail funds[3] (since 1986); Trustee, John Hancock Variable Insurance Trust (since 2012); Trustee, John Hancock Funds II (2005-2006 and since 2012); Trustee, John Hancock Collateral Trust (since 2014); Trustee, John Hancock Exchange-Traded Fund Trust (since 2015).

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Independent Trustees (continued)

Name, year of birth Position(s) held with Trust Principal occupation(s) and other directorships during past 5 years	Trustee of the Trust since[1]	Number of John Hancock funds overseen by Trustee
Grace K. Fey, Born: 1946	2008	216
Trustee
Chief Executive Officer, Grace Fey Advisors (since 2007); Director and Executive Vice President, Frontier Capital Management Company (1988-2007); Director, Fiduciary Trust (since 2009). Trustee, John Hancock Collateral Trust (since 2014); Trustee, John Hancock Exchange-Traded Fund Trust (since 2015); Trustee, John Hancock retail funds[3] (since 2012); Trustee, John Hancock Variable Insurance Trust and John Hancock Funds II (since 2008).

Theron S. Hoffman,[2] Born: 1947	2008	216
Trustee
Chief Executive Officer, T. Hoffman Associates, LLC (consulting firm) (since 2003); Director, The Todd Organization (consulting firm) (2003-2010); President, Westport Resources Management (investment management consulting firm) (2006-2008); Board Member, Senior Managing Director, Partner, and Operating Head, Putnam Investments (2000-2003); Executive Vice President, The Thomson Corp. (financial and legal information publishing) (1997-2000). Trustee, John Hancock Collateral Trust (since 2014); Trustee, John Hancock Exchange-Traded Fund Trust (since 2015); Trustee, John Hancock retail funds[3] (since 2012); Trustee, John Hancock Variable Insurance Trust and John Hancock Funds II (since 2008).

Deborah C. Jackson, Born: 1952	2012	216
Trustee
President, Cambridge College, Cambridge, Massachusetts (since 2011); Board of Directors, National Association of Corporate Directors/New England (since 2015); Board of Directors, Association of Independent Colleges and Universities of Massachusetts (since 2014); Chief Executive Officer, American Red Cross of Massachusetts Bay (2002-2011); Board of Directors of Eastern Bank Corporation (since 2001); Board of Directors of Eastern Bank Charitable Foundation (since 2001); Board of Directors of American Student Assistance Corporation (1996-2009); Board of Directors of Boston Stock Exchange (2002-2008); Board of Directors of Harvard Pilgrim Healthcare (health benefits company) (2007-2011). Trustee, John Hancock retail funds[3] (since 2008); Trustee, John Hancock Variable Insurance Trust and John Hancock Funds II (since 2012); Trustee, John Hancock Collateral Trust (since 2014); and Trustee, John Hancock Exchange-Traded Fund Trust (since 2015).

James M. Oates, Born: 1946	2005	216

Trustee
Managing Director, Wydown Group (financial consulting firm) (since 1994); Chairman and Director, Emerson Investment Management, Inc. (2000-2015); Independent Chairman, Hudson Castle Group, Inc. (formerly IBEX Capital Markets, Inc.) (financial services company) (1997-2011); Director, Stifel Financial (since 1996); Director, Investor Financial Services Corporation (1995-2007); Director, Connecticut River Bancorp (1998-2014); Director/Trustee, Virtus Funds (since 1988). Trustee (since 2014) and Chairperson of the Board (2014-2016), John Hancock Collateral Trust; Trustee (since 2015) and Chairperson of the Board (2015-2016), John Hancock Exchange-Traded Fund Trust; Trustee (since 2012) and Chairperson of the Board (2012-2016), John Hancock retail funds[3]; Trustee (2005-2006 and since 2012) and Chairperson of the Board (2012-2016), John Hancock Funds III; Trustee (since 2004) and Chairperson of the Board (2005-2016), John Hancock Variable Insurance Trust; Trustee (since 2005) and Chairperson of the Board, John Hancock Funds II (2005-2016).

Steven R. Pruchansky, Born: 1944	2012	216
Trustee and Vice Chairperson of the Board
Managing Director, Pru Realty (since 2017); Chairman and Chief Executive Officer, Greenscapes of Southwest Florida, Inc. (since 2000); Director and President, Greenscapes of Southwest Florida, Inc. (until 2000); Member, Board of Advisors, First American Bank (until 2010); Managing Director, Jon James, LLC (real estate) (since 2000); Partner, Right Funding, LLC (2014-2017); Director, First Signature Bank & Trust Company (until 1991); Director, Mast Realty Trust (until 1994); President, Maxwell Building Corp. (until 1991). Trustee (since 1992) and Chairperson of the Board (2011-2012), John Hancock retail funds[3]; Trustee and Vice Chairperson of the Board, John Hancock retail funds[3] John Hancock Variable Insurance Trust, and John Hancock Funds II (since 2012); Trustee and Vice Chairperson of the Board, John Hancock Collateral Trust (since 2014); Trustee and Vice Chairperson of the Board, John Hancock Exchange-Traded Fund Trust (since 2015).

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Independent Trustees (continued)

Name, year of birth Position(s) held with Trust Principal occupation(s) and other directorships during past 5 years	Trustee of the Trust since[1]	Number of John Hancock funds overseen by Trustee
Gregory A. Russo, Born: 1949	2012	216
Trustee
Director and Audit Committee Chairman (since 2012), and Member, Audit Committee and Finance Committee (since 2011), NCH Healthcare System, Inc. (holding company for multi-entity healthcare system); Director and Member (since 2012) and Finance Committee Chairman (since 2014), The Moorings, Inc. (nonprofit continuing care community); Vice Chairman, Risk & Regulatory Matters, KPMG LLP (KPMG) (2002-2006); Vice Chairman, Industrial Markets, KPMG (1998-2002); Chairman and Treasurer, Westchester County, New York, Chamber of Commerce (1986-1992); Director, Treasurer, and Chairman of Audit and Finance Committees, Putnam Hospital Center (1989-1995); Director and Chairman of Fundraising Campaign, United Way of Westchester and Putnam Counties, New York (1990-1995). Trustee, John Hancock retail funds[3] (since 2008); Trustee, John Hancock Variable Insurance Trust and John Hancock Funds II (since 2012); Trustee, John Hancock Collateral Trust (since 2014); Trustee, John Hancock Exchange-Traded Fund Trust (since 2015).

Non-Independent Trustees4

Name, year of birth Position(s) held with Trust Principal occupation(s) and other directorships during past 5 years	Trustee of the Trust since[1]	Number of John Hancock funds overseen by Trustee
Andrew G. Arnott, Born: 1971	2017	216
President and Non-Independent Trustee
Executive Vice President, John Hancock Financial Services (since 2009, including prior positions); Director and Executive Vice President, John Hancock Advisers, LLC (since 2005, including prior positions); Director and Executive Vice President, John Hancock Investment Management Services, LLC (since 2006, including prior positions); President, John Hancock Funds, LLC (since 2004, including prior positions); President, John Hancock retail funds,[3] John Hancock Variable Insurance Trust, and John Hancock Funds II (since 2007, including prior positions); President, John Hancock Collateral Trust and John Hancock Exchange-Traded Fund Trust (since 2014). Trustee, John Hancock Collateral Trust, John Hancock Exchange-Traded Fund Trust, John Hancock retail funds,[3] John Hancock Variable Insurance Trust, and John Hancock Funds II (since 2017).

Marianne Harrison, Born: 1963	2018	216
Non-Independent Trustee
President and CEO, John Hancock (since 2017); President and CEO, Manulife Canadian Division (2013-2017); Member, Board of Directors, American Council of Life Insurers (ACLI) (since 2018); Member, Board of Directors, Communitech, an industry-led innovation center that fosters technology companies in Canada (since 2017); Member, Board of Directors, Manulife Assurance Canada (since 2015); Board Member, St. Mary's General Hospital Foundation (since 2014); Member, Board of Directors, Manulife Bank of Canada (since 2013); Member, Standing Committee of the Canadian Life & Health Assurance Association (since 2013); Member, Board of Directors, John Hancock USA, John Hancock Life & Health, John Hancock New York (2012-2013). Trustee, John Hancock Collateral Trust, John Hancock Exchange-Traded Fund Trust, John Hancock retail funds[3], John Hancock Variable Insurance Trust, and John Hancock Funds II (since 2018).

Warren A. Thomson, Born: 1955	2012	216
Non-Independent Trustee
Senior Executive Vice President and Chief Investment Officer, Manulife Financial Corporation and The Manufacturers Life Insurance Company (since 2009); Chairman, Manulife Asset Management (since 2001, including prior positions); Director and Chairman, Manulife Asset Management Limited (since 2006); Director and Chairman, Hancock Natural Resources Group, Inc. (since 2013). Trustee, John Hancock retail funds,[3] John Hancock Variable Insurance Trust, and John Hancock Funds II (since 2012); Trustee, John Hancock Collateral Trust (since 2014); Trustee, John Hancock Exchange-Traded Fund Trust (since 2015).

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Principal officers who are not Trustees

Name, year of birth Position(s) held with Trust Principal occupation(s) during past 5 years	Officer of the Trust since
John J. Danello, Born: 1955	2014
Senior Vice President, Secretary, and Chief Legal Officer
Vice President and Chief Counsel, John Hancock Wealth Management (since 2005); Senior Vice President (since 2007) and Chief Legal Counsel (2007-2010), John Hancock Funds, LLC and The Berkeley Financial Group, LLC; Senior Vice President (since 2006, including prior positions) and Chief Legal Officer and Secretary (since 2014), John Hancock retail funds,[3] John Hancock Funds II and John Hancock Variable Insurance Trust; Senior Vice President, Secretary and Chief Legal Officer, John Hancock Collateral Trust and John Hancock Exchange-Traded Fund Trust (since 2014); Vice President, John Hancock Life & Health Insurance Company (since 2009); Vice President, John Hancock Life Insurance Company (USA) and John Hancock Life Insurance Company of New York (since 2010); and Senior Vice President, Secretary and Chief Legal Counsel (2007-2014, including prior positions) of John Hancock Advisers, LLC and John Hancock Investment Management Services, LLC.

Francis V. Knox, Jr., Born: 1947	2005
Chief Compliance Officer
Vice President, John Hancock Financial Services (since 2005); Chief Compliance Officer, John Hancock retail funds,[3] John Hancock Variable Insurance Trust, John Hancock Funds II, John Hancock Advisers, LLC, and John Hancock Investment Management Services, LLC (since 2005); Chief Compliance Officer, John Hancock Collateral Trust and John Hancock Exchange-Traded Fund Trust (since 2014).

Charles A. Rizzo, Born: 1957	2007
Chief Financial Officer
Vice President, John Hancock Financial Services (since 2008); Senior Vice President, John Hancock Advisers, LLC and John Hancock Investment Management Services, LLC (since 2008); Chief Financial Officer, John Hancock retail funds,[3] John Hancock Variable Insurance Trust and John Hancock Funds II (since 2007); Chief Financial Officer, John Hancock Collateral Trust and John Hancock Exchange-Traded Fund Trust (since 2014).

Salvatore Schiavone, Born: 1965	2009
Treasurer
Assistant Vice President, John Hancock Financial Services (since 2007); Vice President, John Hancock Advisers, LLC and John Hancock Investment Management Services, LLC (since 2007); Treasurer, John Hancock retail funds[3] (since 2007, including prior positions); Treasurer, John Hancock Variable Insurance Trust and John Hancock Funds II (2007-2009 and since 2010, including prior positions); Treasurer, John Hancock Collateral Trust and John Hancock Exchange-Traded Fund Trust (since 2014).

The business address for all Trustees and Officers is 601 Congress Street, Boston, Massachusetts 02210-2805.

The Statement of Additional Information of the fund includes additional information about members of the Board of Trustees of the Trust and is available without charge, upon request, by calling 800-225-5291.

1	Each Trustee holds office until his or her successor is elected and qualified, or until the Trustee's death, retirement, resignation, or removal. Mr. Boyle has served as Trustee at various times prior to the date listed in the table.
2	Member of the Audit Committee.
3	"John Hancock retail funds" comprises John Hancock Funds III and 40 other John Hancock funds consisting of 30 series of other John Hancock trusts and 10 closed-end funds.
4	The Trustee is a Non-Independent Trustee due to current or former positions with the Advisor and certain affiliates.
ANNUAL REPORT   |   JOHN HANCOCK BLUE CHIP GROWTH FUND       43

More information

Trustees

Hassell H. McClellan, Chairperson
Steven R. Pruchansky, Vice Chairperson
Andrew G. Arnott†
Charles L. Bardelis*
James R. Boyle
Peter S. Burgess*
William H. Cunningham
Grace K. Fey
Marianne Harrison†#
Theron S. Hoffman*
Deborah C. Jackson
James M. Oates
Gregory A. Russo
Warren A. Thomson†

Officers

Andrew G. Arnott
President

John J. Danello
Senior Vice President, Secretary,
and Chief Legal Officer

Francis V. Knox, Jr.
Chief Compliance Officer

Charles A. Rizzo
Chief Financial Officer

Salvatore Schiavone
Treasurer

Investment advisor

John Hancock Advisers, LLC

Subadvisor

T. Rowe Price Associates, Inc.

Principal distributor

John Hancock Funds, LLC

Custodian

State Street Bank and Trust Company

Transfer agent

John Hancock Signature Services, Inc.

Legal counsel

K&L Gates LLP

Independent registered public accounting firm

PricewaterhouseCoopers LLP

*Member of the Audit Committee
†Non-Independent Trustee
#Effective 6-19-18

The fund's proxy voting policies and procedures, as well as the fund proxy voting record for the most recent twelve-month period ended June 30, are available free of charge on the Securities and Exchange Commission (SEC) website at sec.gov or on our website.

The fund's complete list of portfolio holdings, for the first and third fiscal quarters, is filed with the SEC on Form N-Q. The fund's Form N-Q is available on our website and the SEC's website, sec.gov, and can be reviewed and copied (for a fee) at the SEC's Public Reference Room in Washington, DC. Call 800-SEC-0330 to receive information on the operation of the SEC's Public Reference Room.

We make this information on your fund, as well as monthly portfolio holdings, and other fund details available on our website at jhinvestments.com or by calling 800-225-5291.

You can also contact us:
800-225-5291 jhinvestments.com	Regular mail: John Hancock Signature Services, Inc. P.O. Box 55913 Boston, MA 02205-5913	Express mail: John Hancock Signature Services, Inc. Suite 55913 30 Dan Road Canton, MA 02021

ANNUAL REPORT   |   JOHN HANCOCK BLUE CHIP GROWTH FUND       44

John Hancock family of funds

DOMESTIC EQUITY FUNDS

Blue Chip Growth

Classic Value

Disciplined Value

Disciplined Value Mid Cap

Equity Income

Financial Industries

Fundamental All Cap Core

Fundamental Large Cap Core

Fundamental Large Cap Value

Natural Resources

New Opportunities

Regional Bank

Small Cap Core

Small Cap Growth

Small Cap Value

Strategic Growth

U.S. Global Leaders Growth

U.S. Growth

Value Equity

GLOBAL AND INTERNATIONAL EQUITY FUNDS

Disciplined Value International

Emerging Markets

Emerging Markets Equity

Fundamental Global Franchise

Global Equity

Global Shareholder Yield

Greater China Opportunities

International Growth

International Small Company

International Value Equity

INCOME FUNDS

Bond

California Tax-Free Income

Emerging Markets Debt

Floating Rate Income

Government Income

High Yield

High Yield Municipal Bond

Income

Investment Grade Bond

Money Market

Short Duration Credit Opportunities

Spectrum Income

Strategic Income Opportunities

Tax-Free Bond

ALTERNATIVE AND SPECIALTY FUNDS

Absolute Return Currency

Alternative Asset Allocation

Enduring Assets

Global Absolute Return Strategies

Global Conservative Absolute Return

Global Focused Strategies

Redwood

Seaport Long/Short

Technical Opportunities

A fund's investment objectives, risks, charges, and expenses should be considered carefully before investing. The prospectus contains this and other important information about the fund. To obtain a prospectus, contact your financial professional, call John Hancock Investments at 800-225-5291, or visit our website at jhinvestments.com. Please read the prospectus carefully before investing or sending money.

ASSET ALLOCATION

Balanced

Income Allocation

Multi-Index Lifetime Portfolios

Multi-Index Preservation Portfolios

Multimanager Lifestyle Portfolios

Multimanager Lifetime Portfolios

Retirement Income 2040

EXCHANGE-TRADED FUNDS

John Hancock Multifactor Consumer Discretionary ETF

John Hancock Multifactor Consumer Staples ETF

John Hancock Multifactor Developed International ETF

John Hancock Multifactor Energy ETF

John Hancock Multifactor Financials ETF

John Hancock Multifactor Healthcare ETF

John Hancock Multifactor Industrials ETF

John Hancock Multifactor Large Cap ETF

John Hancock Multifactor Materials ETF

John Hancock Multifactor Mid Cap ETF

John Hancock Multifactor Small Cap ETF

John Hancock Multifactor Technology ETF

John Hancock Multifactor Utilities ETF

ENVIRONMENTAL, SOCIAL, AND GOVERNANCE FUNDS

ESG All Cap Core

ESG Core Bond

ESG International Equity

ESG Large Cap Core

CLOSED-END FUNDS

Financial Opportunities

Hedged Equity & Income

Income Securities Trust

Investors Trust

Preferred Income

Preferred Income II

Preferred Income III

Premium Dividend

Tax-Advantaged Dividend Income

Tax-Advantaged Global Shareholder Yield

John Hancock Multifactor ETF shares are bought and sold at market price (not NAV), and are not individually redeemed from the fund. Brokerage commissions will reduce returns.

John Hancock ETFs are distributed by Foreside Fund Services, LLC, and are subadvised by Dimensional Fund Advisors LP.
Foreside is not affiliated with John Hancock Funds, LLC or Dimensional Fund Advisors LP.

Dimensional Fund Advisors LP receives compensation from John Hancock in connection with licensing rights to the
John Hancock Dimensional indexes. Dimensional Fund Advisors LP does not sponsor, endorse, or sell, and makes no representation as to the advisability of investing in, John Hancock Multifactor ETFs.

John Hancock Investments

A trusted brand

John Hancock Investments is a premier asset manager representing one of
America's most trusted brands, with a heritage of financial stewardship dating back to 1862. Helping our shareholders pursue their financial goals is at the core of everything we do. It's why we support the role of professional financial advice and operate with the highest standards of conduct and integrity.

A better way to invest

We serve investors globally through a unique multimanager approach:
We search the world to find proven portfolio teams with specialized expertise for every strategy we offer, then we apply robust investment oversight to ensure they continue to meet our uncompromising standards and serve the best interests of our shareholders.

Results for investors

Our unique approach to asset management enables us to provide a diverse set of investments backed by some of the world's best managers, along with strong risk-adjusted returns across asset classes.

John Hancock Funds, LLC ■ Member FINRA, SIPC 601 Congress Street ■ Boston, MA 02210-2805 800-225-5291 ■ jhinvestments.com
This report is for the information of the shareholders of John Hancock Blue Chip Growth Fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by a prospectus.
MF601534	457A 8/18 10/18

John Hancock

Emerging Markets Fund

Annual report 8/31/18

A message to shareholders

Dear shareholder,

Financial markets around the world have experienced a meaningful rise in volatility this year, particularly when compared with the unusual calm of 2017. The robust economic growth in the United States has been periodically undermined by announcements of new rounds of tariffs and continued fears of a full-blown trade war with China. The short-term uncertainty notwithstanding, the good news is that asset prices are ultimately driven by fundamentals, and those continue to appear extremely supportive across most of the globe.

That said, not all asset classes have benefited from the strong economic foundation in the United States. International investors have faced headwinds—including the rise of a populist movement in Italy and an escalation in tensions between the United States and key trading partners—that may not abate in the near future. In the emerging markets, the strengthening of the U.S. dollar relative to many foreign currencies has added to these challenges.

Your best resource in unpredictable and volatile markets is your financial advisor, who can help position your portfolio so that it's sufficiently diversified to meet your long-term objectives and to withstand the inevitable turbulence along the way.

On behalf of everyone at John Hancock Investments, I'd like to take this opportunity to welcome new shareholders and to thank existing shareholders for the continued trust you've placed in us.

Sincerely,

Andrew G. Arnott
President and CEO,
John Hancock Investments
Head of Wealth and Asset Management,
United States and Europe

This commentary reflects the CEO's views, which are subject to change at any time. Investing involves risks, including the potential loss of principal. Diversification does not guarantee investment returns and does not eliminate risk of loss. For more up-to-date information, please visit our website at jhinvestments.com.

John Hancock
Emerging Markets Fund

2	Your fund at a glance
4	Discussion of fund performance
8	A look at performance
10	Your expenses
12	Fund's investments
17	Financial statements
21	Financial highlights
26	Notes to financial statements
36	Report of independent registered public accounting firm
37	Tax information
38	Continuation of investment advisory and subadvisory agreements
44	Trustees and Officers
48	More information

ANNUAL REPORT   |   JOHN HANCOCK EMERGING MARKETS FUND       1

Your fund at a glance

INVESTMENT OBJECTIVE

The fund seeks long-term capital appreciation.

AVERAGE ANNUAL TOTAL RETURNS AS OF 8/31/18 (%)

Class A shares (without sales charge)
MSCI Emerging Markets Index
Morningstar diversified emerging markets fund category average
−2.34
−0.32
−2.79
10.30
11.83
9.40
4.39
5.42
4.06
3.84
3.80
3.10
1 year
3 year
5 year
10 year

The MSCI Emerging Markets Index (gross of foreign withholding tax on dividends) is an unmanaged index designed to measure the performance of developing markets.

It is not possible to invest directly in an index. Index figures do not reflect expenses or sales charges, which would result in lower returns.

Figures from Morningstar, Inc. include reinvested distributions and do not take into account sales charges. Actual load-adjusted performance is lower.

The past performance shown here reflects reinvested distributions and the beneficial effect of any expense reductions, and does not guarantee future results. Performance of the other share classes will vary based on the difference in the fees and expenses of those classes. Shares will fluctuate in value and, when redeemed, may be worth more or less than their original cost. Current month-end performance may be lower or higher than the performance cited, and can be found at jhinvestments.com or by calling 800-225-5291. For further information on the fund's objectives, risks, and strategy, see the fund's prospectus.

ANNUAL REPORT   |   JOHN HANCOCK EMERGING MARKETS FUND       2

PERFORMANCE HIGHLIGHTS OVER THE LAST TWELVE MONTHS

Overall, emerging-market equity returns were slightly negative

The fund's benchmark, the MSCI Emerging Markets Index, posted a slightly negative return, and the fund underperformed.

An emphasis on smaller stocks detracted from relative performance

The fund's greater emphasis on out-of-benchmark small- and micro-cap stocks detracted from performance relative to the benchmark, as smaller stocks generally underperformed.

Positioning in selected countries had a material impact

The fund's greater weighting in Taiwan had a positive impact on performance relative to the benchmark, as Taiwanese equities outperformed; in Russia, the fund's lesser weighting had a negative impact, as Russian stocks outperformed.

SECTOR COMPOSITION AS OF 8/31/18 (%)

A note about risks

Foreign investing, especially in emerging markets, has additional risks, such as currency and market volatility and political and social instability. Value stocks may decline in price. The stock prices of midsize and small companies can change more frequently and dramatically than those of large companies. The value of a company's equity securities is subject to changes in the company's financial condition and overall market and economic conditions. Investments in the Greater China region may be subject to less developed trading markets, acute political risks such as possible negative repercussions resulting from China's relationship with Taiwan or Hong Kong, and restrictions on monetary repatriation or other adverse government actions. Currency transactions and valuations are affected by fluctuations in exchange rates. Funds that invest in fixed-income securities are subject to varying degrees of risk that the issuers of the securities will have their credit rating downgraded or will default, potentially reducing a fund's share price and income level. Liquidity—the extent to which a security may be sold or a derivative position closed without negatively affecting its market value—may be impaired by reduced trading volume, heightened volatility, rising interest rates, and other market conditions. Derivatives transactions, such as hedging and other strategic transactions, may increase a fund's volatility and could produce disproportionate losses, potentially more than the fund's principal investment. Sector investing is subject to greater risks than the market as a whole. Because the fund may focus on particular sectors of the economy, its performance may depend on the performance of those sectors and investments focused in one sector may fluctuate more widely than investments diversified across sectors. Please see the fund's prospectus for additional risks.

ANNUAL REPORT   |   JOHN HANCOCK EMERGING MARKETS FUND       3

Discussion of fund performance

An interview with Portfolio Manager Allen Pu, CFA, Ph.D., Dimensional Fund Advisors LP

Allen Pu, CFA, Ph.D.
Portfolio Manager
Dimensional Fund Advisors LP

Emerging-market equities posted a slightly negative result during the 12 months ended August 31, 2018. Can you describe the market environment for the fund's benchmark, the MSCI Emerging Markets Index?

The benchmark climbed during the early months of the period but fell abruptly in early February amid a stretch of heightened volatility for global equities. While this turbulence subsequently eased, the benchmark's performance was generally negative in the latter months of the period.

The benchmark's overall result trailed the strong performance of U.S. equities, as represented by the Russell 3000 Index, by a wide margin. The benchmark also trailed developed-market ex-U.S. equities, as represented by the MSCI World ex-USA Index.

At the market capitalization level, large-cap stocks generally outperformed small caps. Within the benchmark, companies with market capitalizations greater than $50 billion (mega caps) posted a positive overall return, while benchmark stocks below that threshold generated negative performance.

Within the benchmark, value stocks generally underperformed growth stocks. From a sector perspective, energy and healthcare posted the strongest overall results in the benchmark, while telecommunication services and consumer discretionary posted the weakest performance.

Among the three largest countries included in the benchmark, equity markets in China, South Korea, and Taiwan outperformed, with Taiwan posting the strongest result among the three. Among other large countries with significant representation in the benchmark, India outperformed, while Brazil and South Africa underperformed.

Overall, currency movements had a negative impact on U.S. dollar-denominated investment returns. The U.S. dollar appreciated against most emerging-market currencies for the period, notably the Turkish lira and the Brazilian real.

ANNUAL REPORT   |   JOHN HANCOCK EMERGING MARKETS FUND       4

"Overall, currency movements had a negative impact on U.S. dollar-denominated investment returns."

Did this environment affect the portfolio team's management of the fund?

We continued to pursue a disciplined approach to identify securities for purchase or sale within the fund. Theoretical and empirical research suggests that investors can systematically pursue higher expected returns by targeting the size, relative price, and profitability dimensions in equity markets. We seek to integrate these dimensions to emphasize stocks with smaller market capitalizations, lower relative prices, and higher profitability.

As a result of our diversified investment approach, the performance of the fund's portfolio of more than 4,400 equity holdings is determined principally by broad trends in emerging-market equities rather than by the behavior of a limited number of securities within a particular industry, country, or asset class. We seek long-term capital appreciation primarily in emerging-market securities, and we also seek to purchase emerging-market equity securities across all market capitalizations, with greater exposure than the benchmark to areas of the market that have historically generated higher returns over the long term. As a result, the fund broadly maintains relatively high weightings in securities of small-cap issuers and in value stocks, generally meaning those that have a low price in relation to their book value. Additionally, we place greater emphasis on securities from companies with higher profitability.

At the market capitalization level, how did differences in the fund's holdings relative to the benchmark affect fund performance?

The fund had lower weightings in mega- and large-cap stocks and higher weightings in small- and

TOP 10 HOLDINGS AS OF 8/31/18 (%)

Samsung Electronics Company, Ltd.	4.1
Taiwan Semiconductor Manufacturing Company, Ltd.	3.3
Tencent Holdings, Ltd.	1.9
Vale SA	1.0
Alibaba Group Holding, Ltd., ADR	0.9
China Mobile, Ltd., ADR	0.9
SK Hynix, Inc.	0.8
Infosys, Ltd.	0.7
HDFC Bank, Ltd.	0.7
Ping An Insurance Group Company of China, Ltd., H Shares	0.7
TOTAL	15.0
As a percentage of net assets.
Cash and cash equivalents are not included.

ANNUAL REPORT   |   JOHN HANCOCK EMERGING MARKETS FUND       5

"The fund held a greater weighting than the benchmark in Taiwan; this had a positive impact on relative performance, as Taiwan's equity market outperformed."
micro-cap stocks, which have very little representation within a benchmark primarily composed of large- and mid-cap stocks. Overall, these weighting differences were the primary driver of the fund's underperformance relative to the index, as small- and micro-cap stocks generally underperformed, especially relative to mega caps.

On the basis of value versus growth stocks, what impact did the fund's relatively high weight in value stocks, as compared with the benchmark, have on performance?

Overall, our greater emphasis on value stocks detracted from the fund's relative performance.

What impact did the fund's relative weights in various countries as compared with the benchmark have on performance?

The fund held a greater weighting than the benchmark in Taiwan; this had a positive impact on relative performance, as Taiwan's equity market outperformed. In China, the fund's emphasis on equities with higher profitability contributed to relative performance, as those stocks outperformed. Conversely, the fund's lesser weighting in Russia had a negative impact, as Russian stocks outperformed.

In India, the fund underperformed, largely as a result of its emphasis on small-cap stocks. This negative effect was mitigated somewhat by the fund's greater weighting in India, which outperformed.

TOP 10 COUNTRIES AS OF 8/31/18 (%)

South Korea	16.7
Taiwan	16.5
India	13.2
China	12.6
South Africa	6.5
Brazil	6.4
Mexico	3.8
Hong Kong	3.8
United States	3.6
Malaysia	3.2
TOTAL	86.3
As a percentage of total Investments.
Cash and cash equivalents are not included.

ANNUAL REPORT   |   JOHN HANCOCK EMERGING MARKETS FUND       6

What about differences at the sector level? Was there any significant impact there?

Within energy, the fund's overall positioning was a negative factor; the fund's lesser weighting in the sector was a detractor, as energy outperformed, and the fund's emphasis on small-cap stocks also hampered relative results. Conversely, within the information technology sector, the fund's lesser emphasis on mega caps had a positive impact. The fund's sector allocations are generally driven by the fund's emphasis on securities with higher expected returns and shouldn't be interpreted as tactical bets.

How was the fund positioned at the end of the period?

In keeping with our long-term investment approach, the fund generally held higher weights in value stocks and equities with smaller market capitalizations while emphasizing companies with higher profitability relative to the benchmark. As a result of this approach, the fund's most significant overweights were in the materials, industrials, and consumer discretionary sectors, while the most significant underweights were in the financials, information technology, and energy sectors. Relative to the benchmark, the fund held higher weightings in Taiwan and India, and lower weightings in China and Russia.

MANAGED BY

Joseph H. Chi, CFA On the fund since 2010 Investing since 1999
Jed S. Fogdall On the fund since 2010 Investing since 2004
Allen Pu, CFA, Ph.D. On the fund since 2015 Investing since 2002
Bhanu P. Singh On the fund since 2015 Investing since 2003
Mary T. Phillips, CFA On the fund since 2017 Investing since 2003

The views expressed in this report are exclusively those of Allen Pu, CFA, Ph.D., Dimensional Fund Advisors LP, and are subject to change. They are not meant as investment advice. Please note that the holdings discussed in this report may not have been held by the fund for the entire period. Portfolio composition is subject to review in accordance with the fund's investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk.
ANNUAL REPORT   |   JOHN HANCOCK EMERGING MARKETS FUND       7

A look at performance

TOTAL RETURNS FOR THE PERIOD ENDED  AUGUST 31, 2018

Average annual total returns (%) with maximum sales charge				Cumulative total returns (%) with maximum sales charge
	1-year	5-year	10-year	5-year	10-year
Class A1	-7.25	3.33	3.31	17.80	38.46
Class C1	-4.01	3.83	3.72	20.70	44.12
Class I1,2	-2.07	4.69	4.11	25.75	49.57
Class R6[1,2]	-1.99	4.78	4.17	26.29	50.45
Class NAV[2]	-1.97	4.83	4.22	26.59	51.15
Index†	-0.32	5.42	3.80	30.20	45.17

Performance figures assume all distributions are reinvested. Figures reflect maximum sales charges on Class A shares of 5% and the applicable contingent deferred sales charge (CDSC) on Class C shares. Class C shares sold within one year of purchase are subject to a 1% CDSC. Sales charges are not applicable to Class I, Class R6, and Class NAV shares.

The expense ratios of the fund, both net (including any fee waivers and/or expense limitations) and gross (excluding any fee waivers and/or expense limitations), are set forth according to the most recent publicly available prospectuses for the fund and may differ from those disclosed in the Financial highlights tables in this report. The expense ratios are as follows:

	Class A	Class C	Class I	Class R6	Class NAV
Gross/Net (%)	1.50	2.20	1.19	1.09	1.08

Please refer to the most recent prospectuses and annual or semiannual report for more information on expenses and any expense limitation arrangements for each class.

The returns reflect past results and should not be considered indicative of future performance. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility and other factors, the fund's current performance may be higher or lower than the performance shown. For current to the most recent month-end performance data, please call 800-225-5291 or visit the fund's website at jhinvestments.com.

The performance table above and the chart on the next page do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The fund's performance results reflect any applicable fee waivers or expense reductions, without which the expenses would increase and results would have been less favorable.

†	Index is the MSCI Emerging Markets Index.

See the following page for footnotes.

ANNUAL REPORT   |   JOHN HANCOCK EMERGING MARKETS FUND       8

This chart and table show what happened to a hypothetical $10,000 investment in John Hancock Emerging Markets Fund for the share classes and periods indicated, assuming all distributions were reinvested. For comparison, we've shown the same investment in the MSCI Emerging Markets Index.

	Start date	With maximum sales charge ($)	Without sales charge ($)	Index ($)
Class C1,3	8-31-08	14,412	14,412	14,517
Class I1,2	8-31-08	14,957	14,957	14,517
Class R6[1,2]	8-31-08	15,045	15,045	14,517
Class NAV[2]	8-31-08	15,115	15,115	14,517

The MSCI Emerging Markets Index (gross of foreign withholding tax on dividends) is an unmanaged index designed to measure the performance of developing markets.

It is not possible to invest directly in an index. Index figures do not reflect expenses or sales charges, which would result in lower returns.

Footnotes related to performance pages

1	Class A shares and Class I shares were first offered on 3-31-11; Class C shares were first offered on 6-27-14; Class R6 shares were first offered on 9-1-11. Returns prior to these dates are those of Class NAV shares (first offered on 5-1-07) that have not been adjusted for class-specific expenses; otherwise, returns would vary.
2	For certain types of investors, as described in the fund's prospectuses.
3	The contingent deferred sales charge is not applicable.
ANNUAL REPORT   |   JOHN HANCOCK EMERGING MARKETS FUND       9

Your expenses
These examples are intended to help you understand your ongoing operating expenses of investing in the fund so you can compare these costs with the ongoing costs of investing in other mutual funds.
Understanding fund expenses
As a shareholder of the fund, you incur two types of costs:
■Transaction costs, which include sales charges (loads) on purchases or redemptions (varies by share class), minimum account fee charge, etc.
■Ongoing operating expenses, including management fees, distribution and service fees (if applicable), and other fund expenses.
We are presenting only your ongoing operating expenses here.
Actual expenses/actual returns
The first line of each share class in the table on the following page is intended to provide information about the fund’s actual ongoing operating expenses, and is based on the fund’s actual return. It assumes an account value of $1,000.00 on March 1, 2018, with the same investment held until August 31, 2018.
Together with the value of your account, you may use this information to estimate the operating expenses that you paid over the period. Simply divide your account value at August 31, 2018, by $1,000.00, then multiply it by the “expenses paid” for your share class from the table. For example, for an account value of $8,600.00, the operating expenses should be calculated as follows:
Hypothetical example for comparison purposes
The second line of each share class in the table on the following page allows you to compare the fund’s ongoing operating expenses with those of any other fund. It provides an example of the fund’s hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed 5% annualized return before expenses (which is not the fund’s actual return). It assumes an account value of $1,000.00 on March 1, 2018, with the same investment held until August 31, 2018. Look in any other fund shareholder report to find its hypothetical example and you will be able to compare these expenses. Please remember that these hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.
Remember, these examples do not include any transaction costs, therefore, these examples will not help you to determine the relative total costs of owning different funds. If transaction costs were included, your expenses would have been higher. See the prospectuses for details regarding transaction costs.
10	JOHN HANCOCK EMERGING MARKETS FUND | ANNUAL REPORT

SHAREHOLDER EXPENSE EXAMPLE CHART

		Account value on 3-1-2018	Ending value on 8-31-2018	Expenses paid during period ended 8-31-2018[1]	Annualized expense ratio
Class A	Actual expenses/actual returns	$1,000.00	$ 901.20	$ 6.90	1.44%
	Hypothetical example	1,000.00	1,017.90	7.32	1.44%
Class C	Actual expenses/actual returns	1,000.00	898.30	10.24	2.14%
	Hypothetical example	1,000.00	1,014.40	10.87	2.14%
Class I	Actual expenses/actual returns	1,000.00	902.60	5.51	1.15%
	Hypothetical example	1,000.00	1,019.40	5.85	1.15%
Class R6	Actual expenses/actual returns	1,000.00	902.50	4.99	1.04%
	Hypothetical example	1,000.00	1,020.00	5.30	1.04%
Class NAV	Actual expenses/actual returns	1,000.00	902.70	4.94	1.03%
	Hypothetical example	1,000.00	1,020.00	5.24	1.03%

[1]	Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).
ANNUAL REPORT | JOHN HANCOCK EMERGING MARKETS FUND	11

Fund’s investments
Summary of fund’s investments as of 8-31-18
(showing percentage of total net assets)
This section shows the fund’s 50 largest portfolio holdings in unaffiliated issuers and any holdings exceeding 1% of the fund’s total net assets as of the report date. The remaining securities held by the fund are grouped as “Other Securities” in each category. You can request a complete schedule of portfolio holdings as of the report date, free of charge, by calling 1-800-225-5291. This complete schedule, filed on the fund’s Form N-CSR, is also available on the SEC’s website at http://www.sec.gov.
	Shares	Value	% of Net Assets
Common stocks 97.5%		$1,128,312,803
(Cost $902,741,631)
Australia 0.0%		289,029	0.0%
Brazil 5.0%		57,687,621	5.0%
Ambev SA	79,500	367,920	0.0%
Ambev SA, ADR	623,359	2,898,619	0.3%
Banco Bradesco SA	154,302	951,247	0.1%
Itau Unibanco Holding SA	68,334	627,456	0.1%
Petroleo Brasileiro SA	424,358	2,300,416	0.2%
Petroleo Brasileiro SA, ADR	63,594	603,507	0.1%
Vale SA	847,476	11,156,530	1.0%
OTHER SECURITIES		38,781,926	3.2%
Chile 1.3%		15,070,112	1.3%
China 13.0%		150,012,417	13.0%
Alibaba Group Holding, Ltd., ADR (A)	57,694	10,097,027	0.9%
Aowei Holdings, Ltd. (A)	10,063,000	2,526,355	0.2%
Baidu, Inc., ADR (A)	13,200	2,989,536	0.3%
China Construction Bank Corp., H Shares	4,879,000	4,297,113	0.4%
China Petroleum & Chemical Corp., ADR	25,384	2,520,885	0.2%
China Petroleum & Chemical Corp., H Shares	1,266,000	1,273,832	0.1%
CNOOC, Ltd.	2,197,000	3,898,295	0.4%
Industrial & Commercial Bank of China, Ltd., H Shares	5,884,000	4,345,910	0.4%
Ping An Insurance Group Company of China, Ltd., H Shares	790,000	7,620,222	0.7%
Tencent Holdings, Ltd.	516,900	22,220,069	1.9%
OTHER SECURITIES		88,223,173	7.5%
Colombia 0.5%		5,396,513	0.5%
Czech Republic 0.2%		1,806,434	0.2%
Egypt 0.1%		674,252	0.1%
Greece 0.3%		3,154,938	0.3%
Hong Kong 3.9%		45,058,239	3.9%
China Mobile, Ltd., ADR	200,594	9,626,506	0.9%
China Unicom Hong Kong, Ltd., ADR	216,019	2,531,743	0.2%
OTHER SECURITIES		32,899,990	2.8%
12	JOHN HANCOCK EMERGING MARKETS FUND | ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Shares	Value	% of Net Assets
Hungary 0.4%		$4,059,443	0.4%
India 13.6%		157,351,889	13.6%
HDFC Bank, Ltd.	268,985	7,854,966	0.7%
Housing Development Finance Corp., Ltd.	139,191	3,816,202	0.4%
Infosys, Ltd.	414,475	8,418,552	0.7%
JSW Steel, Ltd.	465,794	2,614,913	0.2%
Reliance Industries, Ltd.	385,941	6,752,754	0.6%
Tata Consultancy Services, Ltd.	163,052	4,780,080	0.4%
Yes Bank, Ltd.	491,431	2,382,687	0.2%
OTHER SECURITIES		120,731,735	10.4%
Indonesia 2.6%		29,834,260	2.6%
Malaysia 3.3%		38,552,305	3.3%
Public Bank BHD	408,860	2,496,996	0.2%
OTHER SECURITIES		36,055,309	3.1%
Malta 0.0%		425,970	0.0%
Mexico 3.9%		45,382,749	3.9%
America Movil SAB de CV, Series L	6,641,335	5,586,226	0.5%
Grupo Financiero Banorte SAB de CV, Series O	403,684	2,753,383	0.2%
Grupo Mexico SAB de CV, Series B	1,227,284	3,591,549	0.3%
OTHER SECURITIES		33,451,591	2.9%
Netherlands 0.0%		338,163	0.0%
Peru 0.2%		2,658,030	0.2%
Philippines 1.3%		15,362,272	1.3%
Poland 1.6%		18,687,407	1.6%
Romania 0.0%		454,252	0.0%
Russia 1.2%		13,988,274	1.2%
Sberbank of Russia PJSC, ADR	272,779	2,978,747	0.3%
OTHER SECURITIES		11,009,527	0.9%
Singapore 0.0%		67,235	0.0%
South Africa 6.7%		77,565,954	6.7%
FirstRand, Ltd. (B)	968,025	4,656,961	0.4%
MTN Group, Ltd. (B)	688,647	4,169,581	0.4%
Naspers, Ltd., N Shares	27,061	6,009,051	0.5%
Sanlam, Ltd.	555,485	2,998,037	0.3%
Sasol, Ltd. (B)	113,207	4,434,244	0.4%
Sasol, Ltd., ADR	1,898	74,515	0.0%
Standard Bank Group, Ltd. (B)	340,391	4,314,277	0.4%
OTHER SECURITIES		50,909,288	4.3%
SEE NOTES TO FINANCIAL STATEMENTS	ANNUAL REPORT | JOHN HANCOCK EMERGING MARKETS FUND	13

	Shares	Value	% of Net Assets
South Korea 17.1%		$198,120,320	17.1%
Hana Financial Group, Inc.	79,714	3,056,697	0.3%
LG Chem, Ltd.	9,412	3,091,842	0.3%
LG Electronics, Inc.	36,789	2,536,333	0.2%
NAVER Corp.	4,178	2,821,048	0.3%
POSCO	12,494	3,645,495	0.3%
Samsung Electronics Company, Ltd.	1,080,915	46,988,083	4.1%
Shinhan Financial Group Company, Ltd.	14,573	572,384	0.1%
Shinhan Financial Group Company, Ltd., ADR	49,649	1,957,164	0.2%
SK Hynix, Inc.	116,819	8,712,331	0.8%
OTHER SECURITIES		124,738,943	10.5%
Spain 0.0%		113,941	0.0%
Taiwan 17.0%		197,038,503	17.0%
Catcher Technology Company, Ltd.	212,000	2,597,962	0.2%
CTBC Financial Holding Company, Ltd.	4,480,967	3,151,216	0.3%
Hon Hai Precision Industry Company, Ltd.	2,425,440	6,371,724	0.6%
Taiwan Semiconductor Manufacturing Company, Ltd.	4,579,000	38,366,027	3.3%
Uni-President Enterprises Corp.	1,052,803	2,664,003	0.3%
United Microelectronics Corp. (B)	5,091,468	2,886,064	0.3%
Walsin Technology Corp.	339,805	3,490,617	0.3%
OTHER SECURITIES		137,510,890	11.7%
Thailand 3.3%		38,078,213	3.3%
PTT PCL	3,549,000	5,698,068	0.5%
OTHER SECURITIES		32,380,145	2.8%
Turkey 0.8%		8,616,643	0.8%
Ukraine 0.0%		432,660	0.0%
United Kingdom 0.1%		1,317,231	0.1%
United States 0.1%		684,656	0.1%

Vietnam 0.0%		32,878	0.0%
Preferred securities 1.8%		$21,069,533
(Cost $24,291,931)
Brazil 1.6%		18,987,633	1.6%
Banco Bradesco SA	514,270	3,583,262	0.3%
Itau Unibanco Holding SA	678,141	7,037,642	0.6%
Petroleo Brasileiro SA	431,486	2,040,318	0.2%
OTHER SECURITIES		6,326,411	0.5%
Chile 0.1%		1,036,826	0.1%
Colombia 0.1%		945,790	0.1%

14	JOHN HANCOCK EMERGING MARKETS FUND | ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Shares	Value	% of Net Assets
Panama 0.0%		$99,284	0.0%
Investment companies 0.1%		$757,894
(Cost $526,816)
South Korea 0.1%		757,894	0.1%
Rights 0.0%		$46,357
(Cost $1,031)
Warrants 0.0%		$17,449
(Cost $0)

	Yield (%)	Shares	Value	% of Net Assets
Securities lending collateral 3.7%			$42,730,222
(Cost $42,717,872)
John Hancock Collateral Trust (C)	2.0611 (D)	4,270,417	42,730,222	3.7%

Total investments (Cost $970,279,281) 103.1%	$1,192,934,258	103.1%
Other assets and liabilities, net (3.1%)	(35,901,153)	(3.1)%
Total net assets 100.0%	$1,157,033,105	100.0%

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
Security Abbreviations and Legend
ADR	American Depositary Receipt
(A)	Non-income producing security.
(B)	All or a portion of this security is on loan as of 8-31-18.
(C)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.
(D)	The rate shown is the annualized seven-day yield as of 8-31-18.
SEE NOTES TO FINANCIAL STATEMENTS	ANNUAL REPORT | JOHN HANCOCK EMERGING MARKETS FUND	15

DERIVATIVES
FUTURES
Open contracts	Number of contracts	Position	Expiration date	Notional basis*	Notional value*	Unrealized appreciation (depreciation)
Mini MSCI Emerging Markets Index Futures	44	Long	Sep 2018	$2,493,091	$2,320,780	$(172,311)
						$(172,311)
* Notional basis refers to the contractual amount agreed upon at inception of open contracts; notional value represents the current value of the open contract.
At 8-31-18, the aggregate cost of investments for federal income tax purposes was $979,459,559. Net unrealized appreciation aggregated to $213,302,388, of which $368,533,929 related to gross unrealized appreciation and $155,231,541 related to gross unrealized depreciation.
See Notes to financial statements regarding investment transactions and other derivatives information.
16	JOHN HANCOCK EMERGING MARKETS FUND | ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

Financial statements
STATEMENT OF ASSETS AND LIABILITIES 8-31-18

Assets
Unaffiliated investments, at value (Cost $927,561,409) including $55,835,338 of securities loaned	$1,150,204,036
Affiliated investments, at value (Cost $42,717,872)	42,730,222
Total investments, at value (Cost $970,279,281)	1,192,934,258
Receivable for futures variation margin	13,640
Cash	4,434,830
Foreign currency, at value (Cost $3,238,078)	3,240,082
Collateral held at broker for futures contracts	51,486
Dividends and interest receivable	2,178,486
Receivable for fund shares sold	476,090
Receivable for investments sold	560,671
Receivable for securities lending income	88,870
Other assets	85,936
Total assets	1,204,064,349
Liabilities
Foreign capital gains tax payable	1,270,453
Payable for investments purchased	2,140,797
Payable for fund shares repurchased	474,341
Payable upon return of securities loaned	42,745,349
Payable to affiliates
Accounting and legal services fees	55,841
Transfer agent fees	12,734
Trustees' fees	544
Other liabilities and accrued expenses	331,185
Total liabilities	47,031,244
Net assets	$1,157,033,105
Net assets consist of
Paid-in capital	$1,119,693,412
Undistributed net investment income	8,540,997
Accumulated net realized gain (loss) on investments, futures contracts and foreign currency transactions	(192,358,376)
Net unrealized appreciation (depreciation) on investments, futures contracts and translation of assets and liabilities in foreign currencies	221,157,072
Net assets	$1,157,033,105

SEE NOTES TO FINANCIAL STATEMENTS	ANNUAL REPORT | JOHN HANCOCK EMERGING MARKETS FUND	17

STATEMENT OF ASSETS AND LIABILITIES 8-31-18  (continued)

Net asset value per share
Based on net asset value and shares outstanding - the fund has an unlimited number of shares authorized with no par value
Class A ($55,457,882 ÷ 4,983,922 shares) [1]	$11.13
Class C ($3,215,785 ÷ 289,003 shares) [1]	$11.13
Class I ($63,793,689 ÷ 5,736,588 shares)	$11.12
Class R6 ($72,227,802 ÷ 6,499,061 shares)	$11.11
Class NAV ($962,337,947 ÷ 86,450,415 shares)	$11.13
Maximum offering price per share
Class A (net asset value per share ÷ 95%)[2]	$11.72

[1]	Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.
[2]	On single retail sales of less than $50,000. On sales of $50,000 or more and on group sales the offering price is reduced.
18	JOHN HANCOCK EMERGING MARKETS FUND | ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

STATEMENT OF OPERATIONS For the year ended  8-31-18

Investment income
Dividends	$31,266,664
Securities lending	1,286,135
Interest	71,379
Less foreign taxes withheld	(3,659,027)
Total investment income	28,965,151
Expenses
Investment management fees	10,693,363
Distribution and service fees	205,039
Accounting and legal services fees	169,047
Transfer agent fees	149,436
Trustees' fees	15,119
Custodian fees	814,554
State registration fees	97,437
Printing and postage	63,907
Professional fees	139,681
Other	49,343
Total expenses	12,396,926
Less expense reductions	(98,254)
Net expenses	12,298,672
Net investment income	16,666,479
Realized and unrealized gain (loss)
Net realized gain (loss) on
Unaffiliated investments and foreign currency transactions	33,850,673
Affiliated investments	(9,067)
Futures contracts	(139,992)
33,701,614
Change in net unrealized appreciation (depreciation) of
Unaffiliated investments and translation of assets and liabilities in foreign currencies	(71,321,507)
Affiliated investments	12,513
Futures contracts	(172,311)
(71,481,305)
Net realized and unrealized loss	(37,779,691)
Decrease in net assets from operations	$(21,113,212)

SEE NOTES TO FINANCIAL STATEMENTS	ANNUAL REPORT | JOHN HANCOCK EMERGING MARKETS FUND	19

STATEMENTS OF CHANGES IN NET ASSETS

	Year ended 8-31-18	Year ended 8-31-17
Increase (decrease) in net assets
From operations
Net investment income	$16,666,479	$14,092,394
Net realized gain	33,701,614	8,356,966
Change in net unrealized appreciation (depreciation)	(71,481,305)	181,808,730
Increase (decrease) in net assets resulting from operations	(21,113,212)	204,258,090
Distributions to shareholders
From net investment income
Class A	(545,061)	(3,990,763)
Class C	(12,789)	(20,102)
Class I	(769,540)	(575,343)
Class R6	(809,464)	(2,181)
Class NAV	(13,392,394)	(14,761,330)
Total distributions	(15,529,248)	(19,349,719)
From fund share transactions	56,607,259	(372,280,694)
Total increase (decrease)	19,964,799	(187,372,323)
Net assets
Beginning of year	1,137,068,306	1,324,440,629
End of year	$1,157,033,105	$1,137,068,306
Undistributed net investment income	$8,540,997	$6,677,222
20	JOHN HANCOCK EMERGING MARKETS FUND | ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

Financial highlights
CLASS A SHARES Period ended	8-31-18	8-31-17	8-31-16	8-31-15	8-31-14
Per share operating performance
Net asset value, beginning of period	$11.51	$9.59	$8.64	$11.32	$9.58
Net investment income[1]	0.13	0.03	0.09	0.10	0.16
Net realized and unrealized gain (loss) on investments	(0.39)	2.03	0.99	(2.68)	1.72
Total from investment operations	(0.26)	2.06	1.08	(2.58)	1.88
Less distributions
From net investment income	(0.12)	(0.14)	(0.13)	(0.10)	(0.14)
Net asset value, end of period	$11.13	$11.51	$9.59	$8.64	$11.32
Total return (%)[2,3]	(2.34)	21.89	12.71	(22.90)	19.83
Ratios and supplemental data
Net assets, end of period (in millions)	$55	$51	$316	$401	$337
Ratios (as a percentage of average net assets):
Expenses before reductions	1.45	1.50	1.47	1.49	1.56
Expenses including reductions	1.44	1.49	1.46	1.48	1.56
Net investment income	1.09	0.29	1.09	1.02	1.57
Portfolio turnover (%)	11	14	6	14 [4]	17

[1]	Based on average daily shares outstanding.
[2]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[3]	Does not reflect the effect of sales charges, if any.
[4]	Excludes merger activity.
SEE NOTES TO FINANCIAL STATEMENTS	ANNUAL REPORT | JOHN HANCOCK EMERGING MARKETS FUND	21

CLASS C SHARES Period ended	8-31-18	8-31-17	8-31-16	8-31-15	8-31-14 [1]
Per share operating performance
Net asset value, beginning of period	$11.52	$9.60	$8.64	$11.32	$10.86
Net investment income[2]	0.04	0.04	0.06	0.05	0.03
Net realized and unrealized gain (loss) on investments	(0.39)	1.96	0.96	(2.72)	0.43
Total from investment operations	(0.35)	2.00	1.02	(2.67)	0.46
Less distributions
From net investment income	(0.04)	(0.08)	(0.06)	(0.01)	—
Net asset value, end of period	$11.13	$11.52	$9.60	$8.64	$11.32
Total return (%)[3,4]	(3.04)	21.03	11.92	(23.57)	4.24 [5]
Ratios and supplemental data
Net assets, end of period (in millions)	$3	$3	$2	$1	$— [6]
Ratios (as a percentage of average net assets):
Expenses before reductions	2.15	2.22	2.17	3.23	11.75 [7]
Expenses including reductions	2.14	2.21	2.16	2.35	2.35 [7]
Net investment income	0.36	0.37	0.71	0.49	1.33 [7]
Portfolio turnover (%)	11	14	6	14 [8]	17 [9]

[1]	The inception date for Class C shares is 6-27-14.
[2]	Based on average daily shares outstanding.
[3]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[4]	Does not reflect the effect of sales charges, if any.
[5]	Not annualized.
[6]	Less than $500,000.
[7]	Annualized.
[8]	Excludes merger activity.
[9]	Portfolio turnover is shown for the period from 9-1-13 to 8-31-14.
22	JOHN HANCOCK EMERGING MARKETS FUND | ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

CLASS I SHARES Period ended	8-31-18	8-31-17	8-31-16	8-31-15	8-31-14
Per share operating performance
Net asset value, beginning of period	$11.50	$9.58	$8.64	$11.32	$9.59
Net investment income[1]	0.15	0.18	0.13	0.10	0.12
Net realized and unrealized gain (loss) on investments	(0.38)	1.91	0.97	(2.65)	1.79
Total from investment operations	(0.23)	2.09	1.10	(2.55)	1.91
Less distributions
From net investment income	(0.15)	(0.17)	(0.16)	(0.13)	(0.18)
Net asset value, end of period	$11.12	$11.50	$9.58	$8.64	$11.32
Total return (%)[2]	(2.07)	22.29	13.00	(22.68)	20.18
Ratios and supplemental data
Net assets, end of period (in millions)	$64	$92	$21	$13	$51
Ratios (as a percentage of average net assets):
Expenses before reductions	1.15	1.21	1.16	1.20	1.26
Expenses including reductions	1.14	1.20	1.15	1.19	1.25
Net investment income	1.29	1.73	1.56	1.00	1.14
Portfolio turnover (%)	11	14	6	14 [3]	17

[1]	Based on average daily shares outstanding.
[2]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[3]	Excludes merger activity.
SEE NOTES TO FINANCIAL STATEMENTS	ANNUAL REPORT | JOHN HANCOCK EMERGING MARKETS FUND	23

CLASS R6 SHARES Period ended	8-31-18	8-31-17	8-31-16	8-31-15	8-31-14
Per share operating performance
Net asset value, beginning of period	$11.49	$9.58	$8.64	$11.32	$9.59
Net investment income[1]	0.20	0.39	0.14	0.13	0.15
Net realized and unrealized gain (loss) on investments	(0.42)	1.70	0.97	(2.66)	1.76
Total from investment operations	(0.22)	2.09	1.11	(2.53)	1.91
Less distributions
From net investment income	(0.16)	(0.18)	(0.17)	(0.15)	(0.18)
Net asset value, end of period	$11.11	$11.49	$9.58	$8.64	$11.32
Total return (%)[2]	(1.99)	22.31	13.16	(22.54)	20.19
Ratios and supplemental data
Net assets, end of period (in millions)	$72	$11	$— [3]	$— [3]	$— [3]
Ratios (as a percentage of average net assets):
Expenses before reductions	1.05	1.11	1.06	6.52	17.51
Expenses including reductions	1.04	1.11	1.04	1.06	1.21
Net investment income	1.67	3.53	1.58	1.32	1.40
Portfolio turnover (%)	11	14	6	14 [4]	17

[1]	Based on average daily shares outstanding.
[2]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[3]	Less than $500,000.
[4]	Excludes merger activity.
24	JOHN HANCOCK EMERGING MARKETS FUND | ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

CLASS NAV SHARES Period ended	8-31-18	8-31-17	8-31-16	8-31-15	8-31-14
Per share operating performance
Net asset value, beginning of period	$11.51	$9.59	$8.65	$11.34	$9.60
Net investment income[1]	0.17	0.15	0.13	0.13	0.15
Net realized and unrealized gain (loss) on investments	(0.39)	1.95	0.98	(2.67)	1.79
Total from investment operations	(0.22)	2.10	1.11	(2.54)	1.94
Less distributions
From net investment income	(0.16)	(0.18)	(0.17)	(0.15)	(0.20)
Net asset value, end of period	$11.13	$11.51	$9.59	$8.65	$11.34
Total return (%)[2]	(1.97)	22.40	13.14	(22.59)	20.46
Ratios and supplemental data
Net assets, end of period (in millions)	$962	$979	$985	$1,600	$2,230
Ratios (as a percentage of average net assets):
Expenses before reductions	1.04	1.10	1.05	1.06	1.08
Expenses including reductions	1.03	1.09	1.04	1.04	1.08
Net investment income	1.46	1.45	1.51	1.31	1.46
Portfolio turnover (%)	11	14	6	14 [3]	17

[1]	Based on average daily shares outstanding.
[2]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[3]	Excludes merger activity.
SEE NOTES TO FINANCIAL STATEMENTS	ANNUAL REPORT | JOHN HANCOCK EMERGING MARKETS FUND	25

Notes to financial statements

Note 1 — Organization

John Hancock Emerging Markets Fund (the fund) is a series of John Hancock Funds II (the Trust), an open-end management investment company organized as a Massachusetts business trust and registered under the Investment Company Act of 1940, as amended (the 1940 Act). The investment objective of the fund is to seek long-term capital appreciation.

The fund may offer multiple classes of shares. The shares currently offered are detailed in the Statement of assets and liabilities. Class A and Class C shares are offered to all investors. Class I shares are offered to institutions and certain investors. Class R6 shares are available only to certain retirement, institutions and other investors. Class NAV shares are offered to John Hancock affiliated funds of funds, retirement plans for employees of John Hancock and/or Manulife Financial Corporation, and certain 529 plans. Class C shares convert to Class A shares ten years after purchase (certain exclusions may apply). Shareholders of each class have exclusive voting rights to matters that affect that class. The distribution and service fees, if any, and transfer agent fees for each class may differ.

Note 2 — Significant accounting policies

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (US GAAP), which require management to make certain estimates and assumptions as of the date of the financial statements. Actual results could differ from those estimates and those differences could be significant. The fund qualifies as an investment company under Topic 946 of Accounting Standards Codification of US GAAP.

Events or transactions occurring after the end of the fiscal period through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the fund:

Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 p.m., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the net asset value (NAV) may be determined as of the regularly scheduled close of the NYSE pursuant to the fund's Valuation Policies and Procedures.

In order to value the securities, the fund uses the following valuation techniques: Equity securities held by the fund are typically valued at the last sale price or official closing price on the exchange or principal market where the security trades. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Investments by the fund in open-end mutual funds, including John Hancock Collateral Trust (JHCT), are valued at their respective NAVs each business day. Foreign securities and currencies are valued in U.S. dollars, based on foreign currency exchange rates supplied by an independent pricing vendor.

In certain instances, the Pricing Committee may determine to value equity securities using prices obtained from another exchange or market if trading on the exchange or market on which prices are typically obtained did not open for trading as scheduled, or if trading closed earlier than scheduled, and trading occurred as normal on another exchange or market.

Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the fund's Pricing Committee following procedures established by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed. Trading in foreign securities may be completed before the scheduled daily close of trading on the NYSE. Significant events at the issuer or market level may affect the values of securities between the time when the valuation of the securities is generally determined and the close of the NYSE. If a significant event occurs, these securities may be fair valued, as determined in good faith by the fund's Pricing Committee, following procedures established by the Board of Trustees. The fund uses fair value adjustment factors provided by an independent pricing vendor to value certain foreign securities in order to adjust for events that may occur between the close of foreign exchanges or markets and the close of the NYSE.

The fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities. Level 2

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includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the fund's own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.

The following is a summary of the values by input classification of the fund's investments as of August 31, 2018, by major security category or type:

	Total value at 8-31-18	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
Investments in securities:
Assets
Common stocks
Australia	$289,029	—	$289,029	—
Brazil	57,687,621	$57,687,621	—	—
Chile	15,070,112	2,173,785	12,896,327	—
China	150,012,417	28,487,794	121,427,060	$97,563
Colombia	5,396,513	5,396,513	—	—
Czech Republic	1,806,434	—	1,806,434	—
Egypt	674,252	—	674,252	—
Greece	3,154,938	—	3,154,938	—
Hong Kong	45,058,239	12,254,395	32,516,036	287,808
Hungary	4,059,443	—	4,059,443	—
India	157,351,889	1,080,016	156,225,024	46,849
Indonesia	29,834,260	907,335	28,912,453	14,472
Malaysia	38,552,305	—	38,552,305	—
Malta	425,970	—	425,970	—
Mexico	45,382,749	45,382,749	—	—
Netherlands	338,163	338,163	—	—
Peru	2,658,030	2,658,030	—	—
Philippines	15,362,272	—	15,361,219	1,053
Poland	18,687,407	—	18,687,407	—
Romania	454,252	—	454,252	—
Russia	13,988,274	3,973,612	10,014,662	—
Singapore	67,235	—	67,235	—
South Africa	77,565,954	3,420,328	74,145,626	—
South Korea	198,120,320	5,536,942	192,535,434	47,944
Spain	113,941	—	113,941	—
Taiwan	197,038,503	3,062,631	193,975,090	782
Thailand	38,078,213	—	37,970,758	107,455
Turkey	8,616,643	—	8,614,889	1,754
Ukraine	432,660	—	432,660	—
United Kingdom	1,317,231	—	1,317,231	—

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	Total value at 8-31-18	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
United States	684,656	—	$684,656	—
Vietnam	32,878	—	32,878	—
Preferred securities
Brazil	18,987,633	$18,987,633	—	—
Chile	1,036,826	—	1,036,826	—
Colombia	945,790	945,790	—	—
Panama	99,284	99,284	—	—
Investment companies	$757,894	—	$757,894	—
Rights	46,357	$1,247	45,110	—
Warrants	17,449	12,705	4,744	—
Securities lending collateral	42,730,222	42,730,222	—	—
Total investments in securities	$1,192,934,258	$235,136,795	$957,191,783	$605,680
Derivatives:
Liabilities
Futures	$(172,311)	$(172,311)	—	—

Security transactions and related investment income. Investment security transactions are accounted for on a trade date plus one basis for daily NAV calculations. However, for financial reporting purposes, investment transactions are reported on trade date. Interest income is accrued as earned. Dividend income is recorded on the ex-date, except for dividends of foreign securities where the dividend may not be known until after the ex-date. In those cases, dividend income, net of withholding taxes, is recorded when the fund becomes aware of the dividends. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds from litigation.

Securities lending. The fund may lend its securities to earn additional income. The fund receives cash or securities as collateral from the borrower in an amount not less than the market value of the loaned securities. The fund will invest cash collateral in JHCT, an affiliate of the fund, which has a floating NAV and is registered with the Securities and Exchange Commission (SEC) as an investment company. JHCT invests in short-term money market investments. Each fund will receive the benefit of any gains and bear any losses generated by JHCT with respect to the cash collateral.

The fund has the right to recall loaned securities on demand. If a borrower fails to return loaned securities when due, then the lending agent is responsible and indemnifies the portfolios for the lent securities. The lending agent uses the collateral received from the borrower to purchase replacement securities of the same issue, type, class and series of the loaned securities. If the value of the collateral is less than the purchase cost of replacement securities, the lending agent is responsible for satisfying the shortfall but only to the extent that the shortfall is not due to any decrease in the value of JHCT.

Although the risk of the loss of the securities lent is mitigated by receiving collateral from the borrower and through lending agent indemnification, the fund could experience a delay in recovering securities or could experience a lower than expected return if the borrower fails to return the securities on a timely basis. The fund receives compensation for lending their securities by retaining a portion of the return on the investment of the collateral and compensation from fees earned from borrowers of the securities. Securities lending income received by the fund is net of fees retained by the securities lending agent. Net income received from JHCT is a component of securities lending income as recorded on the Statement of operations.

Obligations to repay collateral received by the fund are shown on the Statement of assets and liabilities as Payable upon return of securities loaned and are secured by the loaned securities. As of August 31, 2018, the fund loaned common stocks valued at $55,835,338 and received $42,745,349 of cash collateral.

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In addition, non-cash collateral of approximately $18,783,978 in the form of U.S. Treasuries was pledged to the fund. This non-cash collateral cannot be sold or repledged by the fund, and accordingly, is not reflected in the fund's net assets.

Foreign investing. Assets, including investments and liabilities denominated in foreign currencies, are translated into U.S. dollar values each day at the prevailing exchange rate. Purchases and sales of securities, income and expenses are translated into U.S. dollars at the prevailing exchange rate on the date of the transaction. The effect of changes in foreign currency exchange rates on the value of securities is reflected as a component of the realized and unrealized gains (losses) on investments. Foreign investments are subject to a decline in the value of a foreign currency versus the U.S. dollar, which reduces the dollar value of securities denominated in that currency.

Funds that invest internationally generally carry more risk than funds that invest strictly in U.S. securities. These risks are heightened for investments in emerging markets. Risks can result from differences in economic and political conditions, regulations, market practices (including higher transaction costs), accounting standards and other factors.

Foreign taxes. The fund may be subject to withholding tax on income, capital gains or repatriation taxes imposed by certain countries, a portion of which may be recoverable. Foreign taxes are accrued based upon the fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests. Taxes are accrued based on gains realized by the fund as a result of certain foreign security sales. In certain circumstances, estimated taxes are accrued based on unrealized appreciation of such securities. Investment income is recorded net of foreign withholding taxes, less any amounts reclaimable.

Line of credit. The fund may have the ability to borrow from banks for temporary or emergency purposes, including meeting redemption requests that otherwise might require the untimely sale of securities. Pursuant to the fund custodian agreement, the custodian may loan money to the fund to make properly authorized payments. The fund is obligated to repay the custodian for any overdraft, including any related costs or expenses. The custodian may have a lien, security interest or security entitlement in any fund property that is not otherwise segregated or pledged, to the extent of any overdraft, and to the maximum extent permitted by law.

The fund and other affiliated funds have entered into a syndicated line of credit agreement with Citibank, N.A. as the administrative agent that enables them to participate in a $750 million unsecured committed line of credit. Excluding commitments designated for a certain fund and subject to the needs of all other affiliated funds, the fund can borrow up to an aggregate commitment amount of $500 million, subject to asset coverage and other limitations as specified in the agreement. A commitment fee payable at the end of each calendar quarter, based on the average daily unused portion of the line of credit, is charged to each participating fund based on a combination of fixed and asset based allocations and is reflected in Other expenses on the Statement of operations. Commitment fees for the year ended August 31, 2018 were $4,327.

Expenses. Within the John Hancock group of funds complex, expenses that are directly attributable to an individual fund are allocated to such fund. Expenses that are not readily attributable to a specific fund are allocated among all funds in an equitable manner, taking into consideration, among other things, the nature and type of expense and the fund's relative net assets. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Class allocations. Income, common expenses and realized and unrealized gains (losses) are determined at the fund level and allocated daily to each class of shares based on the net assets of the class. Class-specific expenses, such as distribution and service fees, if any, and transfer agent fees, for all classes, are charged daily at the class level based on the net assets of each class and the specific expense rates applicable to each class.

Federal income taxes. The fund intends to continue to qualify as a regulated investment company by complying with the applicable provisions of the Internal Revenue Code and will not be subject to federal income tax on taxable income that is distributed to shareholders. Therefore, no federal income tax provision is required.

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For federal income tax purposes, as of August 31, 2018, the fund has a short-term capital loss carryforward of $23,155,339 and a long-term capital loss carryforward of $166,902,641 available to offset future net realized capital gains. These carryforwards do not expire.

As of August 31, 2018, the fund had no uncertain tax positions that would require financial statement recognition, derecognition or disclosure. The fund's federal tax returns are subject to examination by the Internal Revenue Service for a period of three years.

Distribution of income and gains. Distributions to shareholders from net investment income and net realized gains, if any, are recorded on the ex-date. The fund generally declares and pays dividends and capital gain distributions, if any, annually. The tax character of distributions for the years ended August 31, 2018 and 2017 was as follows:

	August 31, 2018	August 31, 2017
Ordinary income	$15,529,248	$19,349,719

Distributions paid by the fund with respect to each class of shares are calculated in the same manner, at the same time and in the same amount, except for the effect of class level expenses that may be applied differently to each class. As of August 31, 2018, the components of distributable earnings on a tax basis consisted of $15,420,879 of undistributed ordinary income.

Such distributions and distributable earnings, on a tax basis, are determined in conformity with income tax regulations, which may differ from US GAAP. Distributions in excess of tax basis earnings and profits, if any, are reported in the fund's financial statements as a return of capital.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences, if any, will reverse in a subsequent period. Book-tax differences are primarily attributable to investments in passive foreign investment companies and wash sale loss deferrals.

Note 3 — Derivative Instruments

The fund may invest in derivatives in order to meet its investment objective. Derivatives include a variety of different instruments that may be traded in the over-the-counter (OTC) market, on a regulated exchange or through a clearing facility. The risks in using derivatives vary depending upon the structure of the instruments, including the use of leverage, optionality, the liquidity or lack of liquidity of the contract, the creditworthiness of the counterparty or clearing organization and the volatility of the position. Some derivatives involve risks that are potentially greater than the risks associated with investing directly in the referenced securities or other referenced underlying instrument. Specifically, the fund is exposed to the risk that the counterparty to an OTC derivatives contract will be unable or unwilling to make timely settlement payments or otherwise honor its obligations. OTC derivatives transactions typically can only be closed out with the other party to the transaction.

Futures are traded or cleared on an exchange or central clearinghouse. Exchange-traded or cleared transactions generally present less counterparty risk to a fund than OTC transactions. The exchange or clearinghouse stands between the fund and the broker to the contract and therefore, credit risk is generally limited to the failure of the exchange or clearinghouse and the clearing member.

Futures. A futures contract is a contractual agreement to buy or sell a particular currency or financial instrument at a pre-determined price in the future. Risks related to the use of futures contracts include possible illiquidity of the futures markets, contract prices that can be highly volatile and imperfectly correlated to movements in the underlying financial instrument and potential losses in excess of the amounts recognized on the Statement of assets and liabilities. Use of long futures contracts subjects the fund to the risk of loss up to the notional value of the futures contracts. Use of short futures contracts subjects the fund to unlimited risk of loss.

Upon entering into a futures contract, the fund is required to deposit initial margin with the broker in the form of cash or securities. The amount of required margin is generally based on a percentage of the contract value; this amount is the initial margin for the trade. The margin deposit must then be maintained at the established level over the life of the contract.

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Receivable/Payable for Futures variation margin is included on the Statement of assets and liabilities. Futures contracts are marked-to-market daily and an appropriate payable or receivable for the change in value (variation margin) and unrealized gain or loss is recorded by the fund. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

During the year ended August 31, 2018, the fund used futures contracts to equitize cash balances. The fund held futures contracts with notional values ranging up to $2.3 million as measured at each quarter end.

Fair value of derivative instruments by risk category

The table below summarizes the fair value of derivatives held by the fund at August 31, 2018 by risk category:

Risk	Statement of assets and liabilities location	Financial instruments location	Assets derivatives fair value	Liabilities derivatives fair value
Interest rate	Receivable/payable for futures	Futures†	—	($172,311)
† Reflects cumulative appreciation/depreciation on futures as disclosed in Fund's investments. Only the year end variation margin is separately disclosed on the Statement of assets and liabilities.

Effect of derivative instruments on the Statement of operations

The table below summarizes the net realized gain (loss) included in the net increase (decrease) in net assets from operations, classified by derivative instrument and risk category, for the year ended August 31, 2018:

Statement of operations location - net realized gain (loss) on:
Risk	Futures contracts
Equity	($139,992)

The table below summarizes the net change in unrealized appreciation (depreciation) included in the net increase (decrease) in net assets from operations, classified by derivative instrument and risk category, for the year ended August 31, 2018:

Statement of operations location - change in net unrealized appreciation (depreciation) of:
Risk	Futures contracts
Equity	($172,311)

Note 4 — Guarantees and indemnifications

Under the Trust's organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust, including the fund. Additionally, in the normal course of business, the fund enters into contracts with service providers that contain general indemnification clauses. The fund's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the fund that have not yet occurred. The risk of material loss from such claims is considered remote.

Note 5 — Fees and transactions with affiliates

John Hancock Advisers, LLC (the Advisor) serves as investment advisor for the fund. John Hancock Funds, LLC (the Distributor), an affiliate of the Advisor, serves as principal underwriter of the fund. The Advisor and the Distributor are indirect, wholly owned subsidiaries of Manulife Financial Corporation (MFC).

Management fee. The fund has an investment management agreement with the Advisor under which the fund pays a monthly management fee to the Advisor equivalent on an annual basis to the sum of: (a) 0.970% of the first $100 million of the fund's aggregate net assets and (b) 0.920% of the fund's aggregate net assets in excess of $100 million. Aggregate net assets include the net assets of the fund and Emerging Markets Value Trust, a series of John Hancock Variable Insurance Trust. The Advisor has a subadvisory agreement with Dimensional Fund Advisors LP. The fund is not responsible for payment of the subadvisory fees.

The Advisor has contractually agreed to waive a portion of its management fee and/or reimburse expenses for certain funds of the John Hancock group of funds complex, including the fund (the participating portfolios). This waiver is based upon

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aggregate net assets of all the participating portfolios. The amount of the reimbursement is calculated daily and allocated among all the participating portfolios in proportion to the daily net assets of each fund. During the year ended August 31, 2018, this waiver amounted to 0.01% of the fund's average net assets. This arrangement may be amended or terminated at any time by the Advisor upon notice to the fund and with the approval of the Board of Trustees.

For the year ended August 31, 2018, the expense reductions described above amounted to the following:

Class	Expense reductions	Class	Expense reductions
Class A	$4,790	Class R6	$5,057
Class C	302	Class NAV	82,324
Class I	5,781	Total	$98,254

Expenses waived or reimbursed in the current fiscal period are not subject to recapture in future fiscal periods.

The investment management fees, including the impact of the waivers and reimbursements as described above, incurred for the year ended August 31, 2018 were equivalent to a net annual effective rate of 0.91% of the fund's average daily net assets.

Accounting and legal services. Pursuant to a service agreement, the fund reimburses the Advisor for all expenses associated with providing the administrative, financial, legal, compliance, accounting and recordkeeping services to the fund, including the preparation of all tax returns, periodic reports to shareholders and regulatory reports, among other services. These expenses are allocated to each share class based on its relative net assets at the time the expense was incurred. These accounting and legal services fees incurred for the year ended August 31, 2018 amounted to an annual rate of 0.01% of the fund's average daily net assets.

Distribution and service plans. The fund has a distribution agreement with the Distributor. The fund has adopted distribution and service plans with respect to Class A and Class C shares pursuant to Rule 12b-1 under the 1940 Act, to pay the Distributor for services provided as the distributor of shares of the fund. In addition, under a service plan for Class A and Class C shares, the fund pays for certain other services. The fund may pay up to the following contractual rates of distribution and service fees under these arrangements, expressed as an annual percentage of average daily net assets for each class of the fund's shares:

Class	Rule 12b-1 fee
Class A	0.30%
Class C	1.00%

Sales charges. Class A shares are assessed up-front sales charges, which resulted in payments to the Distributor amounting to $214,346 for the year ended August 31, 2018. Of this amount, $36,072 was retained and used for printing prospectuses, advertising, sales literature and other purposes, $177,061 was paid as sales commissions to broker-dealers and $1,213 was paid as sales commissions to sales personnel of Signator Investors, Inc., a broker-dealer affiliate of the Advisor.

Class A and Class C shares may be subject to contingent deferred sales charges (CDSCs). Certain Class A shares that are acquired through purchases of $1 million or more and are redeemed within one year of purchase are subject to a 1.00% sales charge. Class C shares that are redeemed within one year of purchase are subject to a 1.00% CDSC. CDSCs are applied to the lesser of the current market value at the time of redemption or the original purchase cost of the shares being redeemed. Proceeds from CDSCs are used to compensate the Distributor for providing distribution-related services in connection with the sale of these shares. During the year ended August 31, 2018, CDSCs received by the Distributor amounted to $444 and $731 for Class A and Class C shares, respectively.

Transfer agent fees. The John Hancock Group of Funds has a complex-wide transfer agent agreement with John Hancock Signature Services, Inc. (Signature Services), an affiliate of the Advisor. The transfer agent fees paid to Signature Services are determined based on the cost to Signature Services (Signature Services Cost) of providing recordkeeping services. It also

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includes out-of-pocket expenses, including payments made to third-parties for recordkeeping services provided to their clients who invest in one or more John Hancock funds. In addition, Signature Services Cost may be reduced by certain fees that Signature Services receives in connection with retirement and small accounts. Signature Services Cost is calculated monthly and allocated, as applicable, to five categories of share classes: Retail Share and Institutional Share Classes of Non-Municipal Bond Funds, Class R6 Shares, Retirement Share Classes and Municipal Bond Share Classes. Within each of these categories, the applicable costs are allocated to the affected John Hancock affiliated funds and/or classes, based on the relative average daily net assets.

Class level expenses. Class level expenses for the year ended August 31, 2018 were:

Class	Distribution and service fees	Transfer agent fees
Class A	$169,408	$60,865
Class C	35,631	3,841
Class I	—	77,456
Class R6	—	7,274
Total	$205,039	$149,436

Trustee expenses. The fund compensates each Trustee who is not an employee of the Advisor or its affiliates. The costs of paying Trustee compensation and expenses are allocated to the fund based on its net assets relative to other funds within the John Hancock group of funds complex.

Interfund lending program. Pursuant to an Exemptive Order issued by the SEC, the fund(s), along with certain other funds advised by the Advisor or its affiliates, may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from, or lend money to, other participating affiliated funds. At period end, no interfund loans were outstanding. Interest expense is included in Other expenses on the Statement of operations. The fund's activity in this program during the period for which loans were outstanding was as follows:

Borrower	Average Loan Balanced	Days outstanding	Weighted average interest rate	Interest income (expense)
Borrower	$5,065,021	11	1.306%	($2,021)

Note 6 — Fund share transactions

Transactions in fund shares for the years ended August 31, 2018 and 2017 were as follows:

		Year ended 8-31-18		Year ended 8-31-17
	Shares	Amount	Shares	Amount
Class A shares
Sold	1,695,381	$20,204,779	3,850,111	$37,628,189
Distributions reinvested	45,439	537,538	447,608	3,983,711
Repurchased	(1,167,526)	(13,792,900)	(32,828,720)	(323,430,965)
Net increase (decrease)	573,294	$6,949,417	(28,531,001)	$(281,819,065)
Class C shares
Sold	124,645	$1,491,204	126,842	$1,303,270
Distributions reinvested	1,070	12,720	2,240	20,045
Repurchased	(106,675)	(1,268,108)	(116,430)	(1,193,948)
Net increase	19,040	$235,816	12,652	$129,367

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		Year ended 8-31-18		Year ended 8-31-17
	Shares	Amount	Shares	Amount
Class I shares
Sold	4,326,177	$51,158,444	9,553,043	$96,709,719
Distributions reinvested	64,863	765,380	63,767	566,247
Repurchased	(6,680,766)	(79,682,737)	(3,809,112)	(38,240,410)
Net increase (decrease)	(2,289,726)	$(27,758,913)	5,807,698	$59,035,556
Class R6 shares
Sold	6,561,400	$77,557,883	1,021,560	$11,014,260
Distributions reinvested	68,302	804,595	61	542
Repurchased	(1,119,757)	(13,183,335)	(42,685)	(466,149)
Net increase	5,509,945	$65,179,143	978,936	$10,548,653
Class NAV shares
Sold	9,717,753	$112,358,041	9,398,658	$98,853,885
Distributions reinvested	1,134,949	13,392,394	1,662,312	14,761,330
Repurchased	(9,481,166)	(113,748,639)	(28,679,098)	(273,790,420)
Net increase (decrease)	1,371,536	$12,001,796	(17,618,128)	$(160,175,205)
Total net increase (decrease)	5,184,089	$56,607,259	(39,349,843)	$(372,280,694)

Affiliates of the fund owned 100% of shares of Class NAV on August 31, 2018. Such concentration of shareholders' capital could have a material effect on the fund if such shareholders redeem from the fund.

Note 7 — Purchase and sale of securities

Purchases and sales of securities, other than short-term investments, amounted to $175,954,560 and $130,670,858, respectively, for the year ended August 31,2018.

Note 8 — Emerging-market risk

Foreign investing especially in emerging markets, has additional risks, such as currency and market volatility and political and social instability. Funds that invest a significant portion of assets in the securities of issuers based in countries with emerging-market economies are subject to greater levels of foreign investment risk than funds investing primarily in more-developed foreign markets, since emerging-market securities may present other risks greater than, or in addition to, the risks of investing in developed foreign countries.

Note 9 — Investment by affiliated funds

Certain investors in the fund are affiliated funds that are managed by the Advisor and its affiliates. The affiliated funds do not invest in the fund for the purpose of exercising management or control; however, this investment may represent a significant portion of the fund's net assets. At August 31,2018, funds within the John Hancock group of funds complex held 76.9% of the fund's net assets. The following funds had an affiliate ownership of 5% or more of the fund's net assets:

Fund	Affiliated concentration
John Hancock Funds II Multimanager Lifestyle Growth Portfolio	28.0%
John Hancock Funds II Multimanager Lifestyle Balanced Portfolio	17.5%
John Hancock Funds II Multimanager Lifestyle Aggressive Portfolio	14.4%

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Note 10 — Investment in affiliated underlying funds

The fund may invest in affiliated underlying funds that are managed by the Advisor and its affiliates. Information regarding the fund's purchases and sales of the affiliated underlying funds as well as income and capital gains earned, if any, during the period is as follows:

					Dividends and distributions
Fund	Beginning share amount	Shares purchased	Shares sold	Ending share amount	Income distributions received	Capital gain distributions received	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Ending value
John Hancock Collateral Trust*	2,261,565	18,883,132	(16,874,280)	4,270,417	—	—	($9,067)	$12,513	$42,730,222
*Refer to the Securities lending note within Note 2 for details regarding this investment.

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REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Trustees of John Hancock Funds II and Shareholders of John Hancock Emerging Markets Fund

Opinion on the Financial Statements

We have audited the accompanying statement of assets and liabilities, including the fund's investments (summary of fund's investments), of John Hancock Emerging Markets Fund (one of the funds constituting John Hancock Funds II, referred to hereafter as the "Fund") as of August 31, 2018, the related statement of operations for the year ended August 31, 2018, the statements of changes in net assets for each of the two years in the period ended August 31, 2018, including the related notes, and the financial highlights for each of the periods indicated therein (collectively referred to as the "financial statements"). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of August 31, 2018, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended August 31, 2018 and the financial highlights for each of the periods indicated therein in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements are the responsibility of the Fund's management. Our responsibility is to express an opinion on the Fund's financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) ("PCAOB") and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of August 31, 2018 by correspondence with the custodian, transfer agent and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

/s/ PricewaterhouseCoopers LLP

Boston, Massachusetts

October 24, 2018

We have served as the auditor of one or more investment companies in the John Hancock group of funds since 1988.

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TAX INFORMATION

Unaudited

For federal income tax purposes, the following information is furnished with respect to the distributions of the fund, if any, paid during its taxable year ended August 31, 2018.

The fund reports the maximum amount allowable of its net taxable income as eligible for the corporate dividends-received deduction.

The fund reports the maximum amount allowable of its net taxable income as qualified dividend income as provided in the Jobs and Growth Tax Relief Reconciliation Act of 2003.

Income derived from foreign sources was $30,090,593. The fund intends to pass through foreign tax credits of $3,463,179.

Eligible shareholders will be mailed a 2018 Form 1099-DIV in early 2019. This will reflect the tax character of all distributions paid in calendar year 2018.

Please consult a tax advisor regarding the tax consequences of your investment in the fund.

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CONTINUATION OF INVESTMENT ADVISORY AND SUBADVISORY AGREEMENTS

EVALUATION OF ADVISORY AND SUBADVISORY AGREEMENTS BY THE BOARD OF TRUSTEES

This section describes the evaluation by the Board of Trustees (the Board) of John Hancock Funds II (the Trust) of the Advisory Agreement (the Advisory Agreement) with John Hancock Advisers, LLC (the Advisor) and the Subadvisory Agreement (the Subadvisory Agreement) with Dimensional Fund Advisers LP (the Subadvisor), for John Hancock Emerging Markets Fund (the fund). The Advisory Agreement and Subadvisory Agreement are collectively referred to as the Agreements. Prior to the June 18-21, 2018 in-person meeting at which the Agreements were approved, the Board also discussed and considered information regarding the proposed continuation of the Agreements at an in-person meeting held on May 29-31, 2018.

Approval of Advisory and Subadvisory Agreements

At in-person meetings held on June 18-21, 2018, the Board, including the Trustees who are not parties to any Agreement or considered to be interested persons of the Trust under the Investment Company Act of 1940, as amended (the 1940 Act) (the Independent Trustees), reapproved for an annual period the continuation of the Advisory Agreement between the Trust and the Advisor and the Subadvisory Agreement between the Advisor and the Subadvisor with respect to the fund.

In considering the Advisory Agreement and the Subadvisory Agreement, the Board received in advance of the meetings a variety of materials relating to the fund, the Advisor and the Subadvisor, including comparative performance, fee and expense information for a peer group of similar funds prepared by an independent third-party provider of mutual fund data, performance information for an applicable benchmark index; and, with respect to the Subadvisor, comparative performance information for comparably managed accounts, as applicable, and other information provided by the Advisor and the Subadvisor regarding the nature, extent and quality of services provided by the Advisor and the Subadvisor under their respective Agreements, as well as information regarding the Advisor's revenues and costs of providing services to the fund and any compensation paid to affiliates of the Advisor. At the meetings at which the renewal of the Advisory Agreement and Subadvisory Agreement are considered, particular focus is given to information concerning fund performance, comparability of fees and total expenses, and profitability. However, the Board notes that the evaluation process with respect to the Advisor and the Subadvisor is an ongoing one. In this regard, the Board also took into account discussions with management and information provided to the Board (including its various committees) at prior meetings with respect to the services provided by the Advisor and the Subadvisor to the fund, including quarterly performance reports prepared by management containing reviews of investment results and prior presentations from the Subadvisor with respect to the fund. The information received and considered by the Board in connection with the May and June meetings and throughout the year was both written and oral. The Board also considered the nature, quality, and extent of non-advisory services, if any, to be provided to the fund by the Advisor's affiliates, including distribution services. The Board considered the Advisory Agreement and the Subadvisory Agreement separately in the course of its review. In doing so, the Board noted the respective roles of the Advisor and Subadvisor in providing services to the fund.

Throughout the process, the Board asked questions of and requested additional information from management. The Board is assisted by counsel for the Trust and the Independent Trustees are also separately assisted by independent legal counsel throughout the process. The Independent Trustees also received a memorandum from their independent legal counsel discussing the legal standards for their consideration of the proposed continuation of the Agreements and discussed the proposed continuation of the Agreements in private sessions with their independent legal counsel at which no representatives of management were present.

Approval of Advisory Agreement

In approving the Advisory Agreement with respect to the fund, the Board, including the Independent Trustees, considered a variety of factors, including those discussed below. The Board also considered other factors (including conditions and trends prevailing generally in the economy, the securities markets, and the industry) and did not treat any single factor as determinative, and each Trustee may have attributed different weights to different factors. The Board's conclusions may be

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based in part on its consideration of the advisory and subadvisory arrangements in prior years and on the Board's ongoing regular review of fund performance and operations throughout the year.

Nature, extent, and quality of services. Among the information received by the Board from the Advisor relating to the nature, extent, and quality of services provided to the fund, the Board reviewed information provided by the Advisor relating to its operations and personnel, descriptions of its organizational and management structure, and information regarding the Advisor's compliance and regulatory history, including its Form ADV. The Board also noted that on a regular basis it receives and reviews information from the Trust's Chief Compliance Officer (CCO) regarding the fund's compliance policies and procedures established pursuant to Rule 38a-1 under the 1940 Act. The Board observed that the scope of services provided by the Advisor, and of the undertakings required of the Advisor in connection with those services, including maintaining and monitoring its own and the fund's compliance programs, risk management programs, liquidity management programs and cybersecurity programs, had expanded over time as a result of regulatory, market and other developments. The Board considered that the Advisor is responsible for the management of the day-to-day operations of the fund, including, but not limited to, general supervision of and coordination of the services provided by the Subadvisor, and is also responsible for monitoring and reviewing the activities of the Subadvisor and other third-party service providers. The Board considered the Advisory Agreement and the Subadvisory Agreement separately in the course of its review. In doing so, the Board noted the respective roles of the Advisor and Subadvisor in providing services to the fund.

In considering the nature, extent, and quality of the services provided by the Advisor, the Trustees also took into account their knowledge of the Advisor's management and the quality of the performance of the Advisor's duties, through Board meetings, discussions and reports during the preceding year and through each Trustee's experience as a Trustee of the Trust and of the other trusts in the John Hancock group of funds complex (the John Hancock Fund Complex).

In the course of their deliberations regarding the Advisory Agreement, the Board considered, among other things:

(a)	the skills and competency with which the Advisor has in the past managed the Trust's affairs and its subadvisory relationship, the Advisor's oversight and monitoring of the Subadvisor's investment performance and compliance programs, such as the Subadvisor's compliance with fund policies and objectives, review of brokerage matters, including with respect to trade allocation and best execution and the Advisor's timeliness in responding to performance issues;
(b)	the background, qualifications and skills of the Advisor's personnel;
(c)	the Advisor's compliance policies and procedures and its responsiveness to regulatory changes and fund industry developments;
(d)	the Advisor's administrative capabilities, including its ability to supervise the other service providers for the fund, as well as the Advisor's oversight of any securities lending activity, its monitoring of class action litigation and collection of class action settlements on behalf of the fund, and bringing loss recovery actions on behalf of the fund;
(e)	the financial condition of the Advisor and whether it has the financial wherewithal to provide a high level and quality of services to the fund
(f)	the Advisor's initiatives intended to improve various aspects of the Trust's operations and investor experience with the fund; and
(g)	the Advisor's reputation and experience in serving as an investment advisor to the Trust and the benefit to shareholders of investing in funds that are part of a family of funds offering a variety of investments.

The Board concluded that the Advisor may reasonably be expected to continue to provide a high quality of services under the Advisory Agreement with respect to the fund.

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Investment performance. In considering the fund's performance, the Board noted that it reviews at its regularly scheduled meetings information about the fund's performance results. In connection with the consideration of the Advisory Agreement, the Board:

(a)	reviewed information prepared by management regarding the fund's performance;
(b)	considered the comparative performance of an applicable benchmark index;
(c)	considered the performance of comparable funds, if any, as included in the report prepared by an independent third-party provider of fund data; and
(d)	took into account the Advisor's analysis of the fund's performance and its plans and recommendations regarding the Trust's subadvisory arrangements generally.

The Board noted that while it found the data provided by the independent third-party generally useful it recognized its limitations, including in particular that the data may vary depending on the end date selected and that the results of the performance comparisons may vary depending on the selection of the peer group. The Board noted that the fund underperformed the benchmark index for the one-, three- and five-year periods ended December 31, 2017. The Board also noted that the fund outperformed the peer group average for the one- and three-year periods and underperformed the peer group average for the five-year period ended December 31, 2017. The Board took into account management's discussion of the factors that contributed to the fund's performance, including the fund's favorable performance relative to the peer group average for the one- and three-year periods. The Board concluded that the fund's performance has generally been in line with or outperformed the historical performance of comparable funds.

Fees and expenses. The Board reviewed comparative information prepared by an independent third-party provider of mutual fund data, including, among other data, the fund's contractual and net management fees (and subadvisory fees, to the extent available) and total expenses as compared to similarly situated investment companies deemed to be comparable to the fund in light of the nature, extent and quality of the management and advisory and subadvisory services provided by the Advisor and the Subadvisor. The Board considered the fund's ranking within a smaller group of peer funds chosen by the independent third-party provider, as well as the fund's ranking within a broader group of funds. In comparing the fund's contractual and net management fees to those of comparable funds, the Board noted that such fees include both advisory and administrative costs. The Board noted that net management fees are lower than the peer group median and the net total expenses for the fund are higher than the peer group median.

The Board took into account management's discussion of the fund's expenses. The Board also took into account management's discussion with respect to the overall management fee and the fees of the Subadvisor, including the amount of the advisory fee retained by the Advisor after payment of the subadvisory fees, in each case in light of the services rendered for those amounts and the risk undertaken by the Advisor. The Board also noted that the Advisor pays the subadvisory fee, and that such fees are negotiated at arm's length with respect to the Subadvisor. In addition, the Board took into account that management had agreed to implement an overall fee waiver across the complex, including the fund, which is discussed further below. The Board also noted actions taken over the past several years to reduce the fund's operating expenses. The Board also noted that, in addition, the Advisor is currently waiving fees and/or reimbursing expenses with respect to the fund and that the fund has breakpoints in its contractual management fee schedule that reduces management fees as assets increase. The Board reviewed information provided by the Advisor concerning the investment advisory fee charged by the Advisor or one of its advisory affiliates to other clients (including other funds in the John Hancock Fund Complex) having similar investment mandates, if any. The Board considered any differences between the Advisor's and Subadvisor's services to the fund and the services they provide to other comparable clients or funds. The Board concluded that the advisory fee paid with respect to the fund is reasonable in light of the nature, extent and quality of the services provided to the fund under the Advisory Agreement.

Profitability/Fall out benefits. In considering the costs of the services to be provided and the profits to be realized by the Advisor and its affiliates from the Advisor's relationship with the Trust, the Board:

(a)	reviewed financial information of the Advisor;

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(b)	reviewed and considered information presented by the Advisor regarding the net profitability to the Advisor and its affiliates with respect to the fund;
(c)	received and reviewed profitability information with respect to the John Hancock Fund Complex as a whole and with respect to the fund;
(d)	received information with respect to the Advisor's allocation methodologies used in preparing the profitability data and considered that the Advisor hired an independent third-party consultant to provide an analysis of the Advisor's allocation methodologies;
(e)	considered that the John Hancock insurance companies that are affiliates of the Advisor, as shareholders of the Trust directly or through their separate accounts, receive certain tax credits or deductions relating to foreign taxes paid and dividends received by certain funds of the Trust and noted that these tax benefits, which are not available to participants in qualified retirement plans under applicable income tax law, are reflected in the profitability information reviewed by the Board;
(f)	considered that the Advisor also provides administrative services to the fund on a cost basis pursuant to an administrative services agreement;
(g)	noted that affiliates of the Advisor provide transfer agency services and distribution services to the fund, and that the fund's distributor also receives Rule 12b-1 payments to support distribution of the fund;
(h)	noted that the Advisor also derives reputational and other indirect benefits from providing advisory services to the fund;
(i)	noted that the subadvisory fee for the fund is paid by the Advisor and is negotiated at arm's length;
(j)	considered the Advisor's ongoing costs and expenditures necessary to improve services, meet new regulatory and compliance requirements, and adapt to other challenges impacting the fund industry; and
(k)	considered that the Advisor should be entitled to earn a reasonable level of profits in exchange for the level of services it provides to the fund and the risks that it assumes as Advisor, including entrepreneurial, operational, reputational, litigation and regulatory risk.

Based upon its review, the Board concluded that the level of profitability, if any, of the Advisor and its affiliates from their relationship with the fund was reasonable and not excessive.

Economies of scale. In considering the extent to which economies of scale would be realized as the fund grows and whether fee levels reflect these economies of scale for the benefit of fund shareholders, the Board:

(a)	considered that the Advisor has contractually agreed to waive a portion of its management fee for certain funds of the John Hancock Fund Complex, including the fund (the participating portfolios) or otherwise reimburse the expenses of the participating portfolios (the reimbursement). This waiver is based upon aggregate net assets of all the participating portfolios. The amount of the reimbursement is calculated daily and allocated among all the participating portfolios in proportion to the daily net assets of each fund;
(b)	reviewed the fund's advisory fee structure and concluded that: (i) the fund's fee structure contains breakpoints at the subadvisory fee level and that such breakpoints are reflected as breakpoints in the advisory fees for the fund; and (ii) although economies of scale cannot be measured with precision, these arrangements permit shareholders of the fund to benefit from economies of scale if the fund grows. The Board also took into account management's discussion of the fund's advisory fee structure; and
(c)	the Board also considered the effect of the fund's growth in size on its performance and fees. The Board also noted that if the fund's assets increase over time, the fund may realize other economies of scale.

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Approval of Subadvisory Agreement

In making its determination with respect to approval of the Subadvisory Agreement, the Board reviewed:

(1)	information relating to the Subadvisor's business, including current subadvisory services to the Trust (and other funds in the John Hancock Fund Complex);
(2)	the historical and current performance of the fund and comparative performance information relating to an applicable benchmark index and comparable funds;
(3)	the subadvisory fee for the fund, including any breakpoints, and to the extent available, comparable fee information prepared by an independent third party provider of fund data; and
(4)	information relating to the nature and scope of any material relationships and their significant to the Trust's Advisor and Subadvisor.

Nature, extent, and quality of services. With respect to the services provided by the Subadvisor, the Board received information provided to the Board by the Subadvisor, including the Subadvisor's Form ADV, as well as took into account information presented throughout the past year. The Board considered the Subadvisor's current level of staffing and its overall resources, as well as received information relating to the Subadvisor's compensation program. The Board reviewed the Subadvisor's history and investment experience, as well as information regarding the qualifications, background, and responsibilities of the Subadvisor's investment and compliance personnel who provide services to the fund. The Board also considered, among other things, the Subadvisor's compliance program and any disciplinary history. The Board also considered the Subadvisor's risk assessment and monitoring process. The Board reviewed the Subadvisor's regulatory history, including whether it was involved in any regulatory actions or investigations as well as material litigation, and any settlements and amelioratory actions undertaken, as appropriate. The Board noted that the Advisor conducts regular, periodic reviews of the Subadvisor and its operations, including regarding investment processes and organizational and staffing matters. The Board also noted that the Trust's CCO and his staff conduct regular, periodic compliance reviews with the Subadvisor and present reports to the Independent Trustees regarding the same, which includes evaluating the regulatory compliance systems of the Subadvisor and procedures reasonably designed to assure compliance with the federal securities laws. The Board also took into account the financial condition of the Subadvisor.

The Board considered the Subadvisor's investment process and philosophy. The Board took into account that the Subadvisor's responsibilities include the development and maintenance of an investment program for the fund that is consistent with the fund's investment objective, the selection of investment securities and the placement of orders for the purchase and sale of such securities, as well as the implementation of compliance controls related to performance of these services. The Board also received information with respect to the Subadvisor's brokerage policies and practices, including with respect to best execution and soft dollars.

Subadvisor compensation. In considering the cost of services to be provided by the Subadvisor and the profitability to the Subadvisor of its relationship with the fund, the Board noted that the fees under the Subadvisory Agreement are paid by the Advisor and not the fund.

The Board also relied on the ability of the Advisor to negotiate the Subadvisory Agreement with the Subadvisor, which is not affiliated with the Advisor, and the fees thereunder at arm's length. As a result, the costs of the services to be provided and the profits to be realized by the Subadvisor from its relationship with the Trust were not a material factor in the Board's consideration of the Subadvisory Agreement.

The Board also received information regarding the nature and scope (including their significance to the Advisor and its affiliates and to the Subadvisor) of any material relationships with respect to the Subadvisor, which include arrangements in which the Subadvisor or its affiliates provide advisory, distribution, or management services in connection with financial products sponsored by the Advisor or its affiliates, and may include other registered investment companies, a 529 education savings plan, managed separate accounts and exempt group annuity contracts sold to qualified plans. The Board also received information and took into account any other potential conflicts of interest the Advisor might have in connection with the Subadvisory Agreement.

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In addition, the Board considered other potential indirect benefits that the Subadvisor and its affiliates may receive from the Subadvisor's relationship with the fund, such as the opportunity to provide advisory services to additional funds in the John Hancock Fund Complex and reputational benefits.

Subadvisory fees. The Board considered that the fund pays an advisory fee to the Advisor and that, in turn, the Advisor pays a subadvisory fee to the Subadvisor. As noted above, the Board also considered the fund's subadvisory fees as compared to similarly situated investment companies deemed to be comparable to the fund as included in the report prepared by the independent third party provider of fund data, to the extent available. The Board noted that the limited size of the Lipper peer group was not sufficient for comparative purposes. The Board also took into account the subadvisory fees paid by the Advisor to the Subadvisor with respect to the fund and compared them to fees charged by the Subadvisor to manage other subadvised portfolios and portfolios not subject to regulation under the 1940 Act, as applicable.

Subadvisor performance. As noted above, the Board considered the fund's performance as compared to the fund's peer group and the benchmark index and noted that the Board reviews information about the fund's performance results at its regularly scheduled meetings. The Board noted the Advisor's expertise and resources in monitoring the performance, investment style and risk-adjusted performance of the Subadvisor. The Board was mindful of the Advisor's focus on the Subadvisor's performance. The Board also noted the Subadvisor's long-term performance record for similar accounts, as applicable.

The Board's decision to approve the Subadvisory Agreement was based on a number of determinations, including the following:

(1)	the Subadvisor has extensive experience and demonstrated skills as a manager;
(2)	the performance of the fund has generally been in line with or outperformed the historical performance of comparable funds;
(3)	the subadvisory fee is reasonable in relation to the level and quality of services being provided under the Subadvisory Agreement; and
(4)	noted that the subadvisory fees are paid by the Advisor not the fund and that the subadvisory fee breakpoints are reflected as breakpoints in the advisory fees for the fund in order to permit shareholders to benefit from economies of scale if the fund grows.

* * *

Based on the Board's evaluation of all factors that the Board deemed to be material, including those factors described above, the Board, including the Independent Trustees, concluded that renewal of the Advisory Agreement and the Subadvisory Agreement would be in the best interest of the fund and its shareholders. Accordingly, the Board, and the Independent Trustees voting separately, approved the Advisory Agreement and Subadvisory Agreement for an additional one-year period.

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Trustees and Officers

This chart provides information about the Trustees and Officers who oversee your John Hancock fund. Officers elected by the Trustees manage the day-to-day operations of the fund and execute policies formulated by the Trustees.

Independent Trustees

Name, year of birth Position(s) held with Trust Principal occupation(s) and other directorships during past 5 years	Trustee of the Trust since[1]	Number of John Hancock funds overseen by Trustee
Hassell H. McClellan, Born: 1945	2005	216
Trustee and Chairperson of the Board
Director/Trustee, Virtus Funds (since 2008); Director, The Barnes Group (since 2010); Associate Professor, The Wallace E. Carroll School of Management, Boston College (retired 2013). Trustee (since 2014) and Chairperson of the Board (since 2017), John Hancock Collateral Trust; Trustee (since 2015) and Chairperson of the Board (since 2017), John Hancock Exchange-Traded Fund Trust; Trustee (since 2012) and Chairperson of the Board (since 2017), John Hancock retail funds[3]; Trustee (2005-2006 and since 2012) and Chairperson of the Board (since 2017), John Hancock Funds III; Trustee (since 2005) and Chairperson of the Board (since 2017), John Hancock Variable Insurance Trust and John Hancock Funds II.

Charles L. Bardelis,[2] Born: 1941	2005	216
Trustee
Director, Island Commuter Corp. (marine transport). Trustee, John Hancock Collateral Trust (since 2014), Trustee, John Hancock Exchange-Traded Fund Trust (since 2015); Trustee, John Hancock retail funds[3] (since 2012); Trustee, John Hancock Funds III (2005-2006 and since 2012); Trustee, John Hancock Variable Insurance Trust (since 1988); Trustee, John Hancock Funds II (since 2005).

James R. Boyle, Born: 1959	2015	216
Trustee
Chief Executive Officer, Foresters Financial (since 2018); Chairman and Chief Executive Officer, Zillion Group, Inc. (formerly HealthFleet, Inc.) (healthcare) (2014-2018); Executive Vice President and Chief Executive Officer, U.S. Life Insurance Division of Genworth Financial, Inc. (insurance) (January 2014-July 2014); Senior Executive Vice President, Manulife Financial Corporation, President and Chief Executive Officer, John Hancock (1999-2012); Chairman and Director, John Hancock Advisers, LLC, John Hancock Funds, LLC, and John Hancock Investment Management Services, LLC (2005-2010). Trustee, John Hancock Collateral Trust and John Hancock Exchange-Traded Fund Trust (since 2015); Trustee, John Hancock retail funds[3] (2005-2010; 2012-2014 and since 2015); Trustee, John Hancock Variable Insurance Trust and John Hancock Funds II (2005-2014 and since 2015).

Peter S. Burgess,[2] Born: 1942	2005	216
Trustee
Consultant (financial, accounting, and auditing matters) (since 1999); Certified Public Accountant; Partner, Arthur Andersen (independent public accounting firm) (prior to 1999); Director, Lincoln Educational Services Corporation (since 2004); Director, Symetra Financial Corporation (2010-2016); Director, PMA Capital Corporation (2004-2010). Trustee, John Hancock Collateral Trust (since 2014); Trustee, John Hancock Exchange-Traded Fund Trust (since 2015); Trustee, John Hancock retail funds[3] (since 2012); Trustee, John Hancock Funds III (2005-2006 and since 2012); Trustee, John Hancock Variable Insurance Trust and John Hancock Funds II (since 2005).

William H. Cunningham, Born: 1944	2012	216
Trustee
Professor, University of Texas, Austin, Texas (since 1971); former Chancellor, University of Texas System and former President of the University of Texas, Austin, Texas; Chairman (since 2009) and Director (since 2006), Lincoln National Corporation (insurance); Director, Southwest Airlines (since 2000); former Director, LIN Television (2009-2014). Trustee, John Hancock retail funds[3] (since 1986); Trustee, John Hancock Variable Insurance Trust (since 2012); Trustee, John Hancock Funds II (2005-2006 and since 2012); Trustee, John Hancock Collateral Trust (since 2014); Trustee, John Hancock Exchange-Traded Fund Trust (since 2015).

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Independent Trustees (continued)

Name, year of birth Position(s) held with Trust Principal occupation(s) and other directorships during past 5 years	Trustee of the Trust since[1]	Number of John Hancock funds overseen by Trustee
Grace K. Fey, Born: 1946	2008	216
Trustee
Chief Executive Officer, Grace Fey Advisors (since 2007); Director and Executive Vice President, Frontier Capital Management Company (1988-2007); Director, Fiduciary Trust (since 2009). Trustee, John Hancock Collateral Trust (since 2014); Trustee, John Hancock Exchange-Traded Fund Trust (since 2015); Trustee, John Hancock retail funds[3] (since 2012); Trustee, John Hancock Variable Insurance Trust and John Hancock Funds II (since 2008).

Theron S. Hoffman,[2] Born: 1947	2008	216
Trustee
Chief Executive Officer, T. Hoffman Associates, LLC (consulting firm) (since 2003); Director, The Todd Organization (consulting firm) (2003-2010); President, Westport Resources Management (investment management consulting firm) (2006-2008); Board Member, Senior Managing Director, Partner, and Operating Head, Putnam Investments (2000-2003); Executive Vice President, The Thomson Corp. (financial and legal information publishing) (1997-2000). Trustee, John Hancock Collateral Trust (since 2014); Trustee, John Hancock Exchange-Traded Fund Trust (since 2015); Trustee, John Hancock retail funds[3] (since 2012); Trustee, John Hancock Variable Insurance Trust and John Hancock Funds II (since 2008).

Deborah C. Jackson, Born: 1952	2012	216
Trustee
President, Cambridge College, Cambridge, Massachusetts (since 2011); Board of Directors, National Association of Corporate Directors/New England (since 2015); Board of Directors, Association of Independent Colleges and Universities of Massachusetts (since 2014); Chief Executive Officer, American Red Cross of Massachusetts Bay (2002-2011); Board of Directors of Eastern Bank Corporation (since 2001); Board of Directors of Eastern Bank Charitable Foundation (since 2001); Board of Directors of American Student Assistance Corporation (1996-2009); Board of Directors of Boston Stock Exchange (2002-2008); Board of Directors of Harvard Pilgrim Healthcare (health benefits company) (2007-2011). Trustee, John Hancock retail funds[3] (since 2008); Trustee, John Hancock Variable Insurance Trust and John Hancock Funds II (since 2012); Trustee, John Hancock Collateral Trust (since 2014); and Trustee, John Hancock Exchange-Traded Fund Trust (since 2015).

James M. Oates, Born: 1946	2005	216

Trustee
Managing Director, Wydown Group (financial consulting firm) (since 1994); Chairman and Director, Emerson Investment Management, Inc. (2000-2015); Independent Chairman, Hudson Castle Group, Inc. (formerly IBEX Capital Markets, Inc.) (financial services company) (1997-2011); Director, Stifel Financial (since 1996); Director, Investor Financial Services Corporation (1995-2007); Director, Connecticut River Bancorp (1998-2014); Director/Trustee, Virtus Funds (since 1988). Trustee (since 2014) and Chairperson of the Board (2014-2016), John Hancock Collateral Trust; Trustee (since 2015) and Chairperson of the Board (2015-2016), John Hancock Exchange-Traded Fund Trust; Trustee (since 2012) and Chairperson of the Board (2012-2016), John Hancock retail funds[3]; Trustee (2005-2006 and since 2012) and Chairperson of the Board (2012-2016), John Hancock Funds III; Trustee (since 2004) and Chairperson of the Board (2005-2016), John Hancock Variable Insurance Trust; Trustee (since 2005) and Chairperson of the Board, John Hancock Funds II (2005-2016).

Steven R. Pruchansky, Born: 1944	2012	216
Trustee and Vice Chairperson of the Board
Managing Director, Pru Realty (since 2017); Chairman and Chief Executive Officer, Greenscapes of Southwest Florida, Inc. (since 2000); Director and President, Greenscapes of Southwest Florida, Inc. (until 2000); Member, Board of Advisors, First American Bank (until 2010); Managing Director, Jon James, LLC (real estate) (since 2000); Partner, Right Funding, LLC (2014-2017); Director, First Signature Bank & Trust Company (until 1991); Director, Mast Realty Trust (until 1994); President, Maxwell Building Corp. (until 1991). Trustee (since 1992) and Chairperson of the Board (2011-2012), John Hancock retail funds[3]; Trustee and Vice Chairperson of the Board, John Hancock retail funds[3] John Hancock Variable Insurance Trust, and John Hancock Funds II (since 2012); Trustee and Vice Chairperson of the Board, John Hancock Collateral Trust (since 2014); Trustee and Vice Chairperson of the Board, John Hancock Exchange-Traded Fund Trust (since 2015).

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Independent Trustees (continued)

Name, year of birth Position(s) held with Trust Principal occupation(s) and other directorships during past 5 years	Trustee of the Trust since[1]	Number of John Hancock funds overseen by Trustee
Gregory A. Russo, Born: 1949	2012	216
Trustee
Director and Audit Committee Chairman (since 2012), and Member, Audit Committee and Finance Committee (since 2011), NCH Healthcare System, Inc. (holding company for multi-entity healthcare system); Director and Member (since 2012) and Finance Committee Chairman (since 2014), The Moorings, Inc. (nonprofit continuing care community); Vice Chairman, Risk & Regulatory Matters, KPMG LLP (KPMG) (2002-2006); Vice Chairman, Industrial Markets, KPMG (1998-2002); Chairman and Treasurer, Westchester County, New York, Chamber of Commerce (1986-1992); Director, Treasurer, and Chairman of Audit and Finance Committees, Putnam Hospital Center (1989-1995); Director and Chairman of Fundraising Campaign, United Way of Westchester and Putnam Counties, New York (1990-1995). Trustee, John Hancock retail funds[3] (since 2008); Trustee, John Hancock Variable Insurance Trust and John Hancock Funds II (since 2012); Trustee, John Hancock Collateral Trust (since 2014); Trustee, John Hancock Exchange-Traded Fund Trust (since 2015).

Non-Independent Trustees4

Name, year of birth Position(s) held with Trust Principal occupation(s) and other directorships during past 5 years	Trustee of the Trust since[1]	Number of John Hancock funds overseen by Trustee
Andrew G. Arnott, Born: 1971	2017	216
President and Non-Independent Trustee
Executive Vice President, John Hancock Financial Services (since 2009, including prior positions); Director and Executive Vice President, John Hancock Advisers, LLC (since 2005, including prior positions); Director and Executive Vice President, John Hancock Investment Management Services, LLC (since 2006, including prior positions); President, John Hancock Funds, LLC (since 2004, including prior positions); President, John Hancock retail funds,[3] John Hancock Variable Insurance Trust, and John Hancock Funds II (since 2007, including prior positions); President, John Hancock Collateral Trust and John Hancock Exchange-Traded Fund Trust (since 2014). Trustee, John Hancock Collateral Trust, John Hancock Exchange-Traded Fund Trust, John Hancock retail funds,[3] John Hancock Variable Insurance Trust, and John Hancock Funds II (since 2017).

Marianne Harrison, Born: 1963	2018	216
Non-Independent Trustee
President and CEO, John Hancock (since 2017); President and CEO, Manulife Canadian Division (2013-2017); Member, Board of Directors, American Council of Life Insurers (ACLI) (since 2018); Member, Board of Directors, Communitech, an industry-led innovation center that fosters technology companies in Canada (since 2017); Member, Board of Directors, Manulife Assurance Canada (since 2015); Board Member, St. Mary's General Hospital Foundation (since 2014); Member, Board of Directors, Manulife Bank of Canada (since 2013); Member, Standing Committee of the Canadian Life & Health Assurance Association (since 2013); Member, Board of Directors, John Hancock USA, John Hancock Life & Health, John Hancock New York (2012-2013). Trustee, John Hancock Collateral Trust, John Hancock Exchange-Traded Fund Trust, John Hancock retail funds[3], John Hancock Variable Insurance Trust, and John Hancock Funds II (since 2018).

Warren A. Thomson, Born: 1955	2012	216
Non-Independent Trustee
Senior Executive Vice President and Chief Investment Officer, Manulife Financial Corporation and The Manufacturers Life Insurance Company (since 2009); Chairman, Manulife Asset Management (since 2001, including prior positions); Director and Chairman, Manulife Asset Management Limited (since 2006); Director and Chairman, Hancock Natural Resources Group, Inc. (since 2013). Trustee, John Hancock retail funds,[3] John Hancock Variable Insurance Trust, and John Hancock Funds II (since 2012); Trustee, John Hancock Collateral Trust (since 2014); Trustee, John Hancock Exchange-Traded Fund Trust (since 2015).

ANNUAL REPORT   |   JOHN HANCOCK EMERGING MARKETS FUND       46

Principal officers who are not Trustees

Name, year of birth Position(s) held with Trust Principal occupation(s) during past 5 years	Officer of the Trust since
John J. Danello, Born: 1955	2014
Senior Vice President, Secretary, and Chief Legal Officer
Vice President and Chief Counsel, John Hancock Wealth Management (since 2005); Senior Vice President (since 2007) and Chief Legal Counsel (2007-2010), John Hancock Funds, LLC and The Berkeley Financial Group, LLC; Senior Vice President (since 2006, including prior positions) and Chief Legal Officer and Secretary (since 2014), John Hancock retail funds,[3] John Hancock Funds II and John Hancock Variable Insurance Trust; Senior Vice President, Secretary and Chief Legal Officer, John Hancock Collateral Trust and John Hancock Exchange-Traded Fund Trust (since 2014); Vice President, John Hancock Life & Health Insurance Company (since 2009); Vice President, John Hancock Life Insurance Company (USA) and John Hancock Life Insurance Company of New York (since 2010); and Senior Vice President, Secretary and Chief Legal Counsel (2007-2014, including prior positions) of John Hancock Advisers, LLC and John Hancock Investment Management Services, LLC.

Francis V. Knox, Jr., Born: 1947	2005
Chief Compliance Officer
Vice President, John Hancock Financial Services (since 2005); Chief Compliance Officer, John Hancock retail funds,[3] John Hancock Variable Insurance Trust, John Hancock Funds II, John Hancock Advisers, LLC, and John Hancock Investment Management Services, LLC (since 2005); Chief Compliance Officer, John Hancock Collateral Trust and John Hancock Exchange-Traded Fund Trust (since 2014).

Charles A. Rizzo, Born: 1957	2007
Chief Financial Officer
Vice President, John Hancock Financial Services (since 2008); Senior Vice President, John Hancock Advisers, LLC and John Hancock Investment Management Services, LLC (since 2008); Chief Financial Officer, John Hancock retail funds,[3] John Hancock Variable Insurance Trust and John Hancock Funds II (since 2007); Chief Financial Officer, John Hancock Collateral Trust and John Hancock Exchange-Traded Fund Trust (since 2014).

Salvatore Schiavone, Born: 1965	2009
Treasurer
Assistant Vice President, John Hancock Financial Services (since 2007); Vice President, John Hancock Advisers, LLC and John Hancock Investment Management Services, LLC (since 2007); Treasurer, John Hancock retail funds[3] (since 2007, including prior positions); Treasurer, John Hancock Variable Insurance Trust and John Hancock Funds II (2007-2009 and since 2010, including prior positions); Treasurer, John Hancock Collateral Trust and John Hancock Exchange-Traded Fund Trust (since 2014).

The business address for all Trustees and Officers is 601 Congress Street, Boston, Massachusetts 02210-2805.

The Statement of Additional Information of the fund includes additional information about members of the Board of Trustees of the Trust and is available without charge, upon request, by calling 800-225-5291.

1	Each Trustee holds office until his or her successor is elected and qualified, or until the Trustee's death, retirement, resignation, or removal. Mr. Boyle has served as Trustee at various times prior to the date listed in the table.
2	Member of the Audit Committee.
3	"John Hancock retail funds" comprises John Hancock Funds III and 40 other John Hancock funds consisting of 30 series of other John Hancock trusts and 10 closed-end funds.
4	The Trustee is a Non-Independent Trustee due to current or former positions with the Advisor and certain affiliates.
ANNUAL REPORT   |   JOHN HANCOCK EMERGING MARKETS FUND       47

More information

Trustees

Hassell H. McClellan, Chairperson
Steven R. Pruchansky, Vice Chairperson
Andrew G. Arnott†
Charles L. Bardelis*
James R. Boyle
Peter S. Burgess*
William H. Cunningham
Grace K. Fey
Marianne Harrison†#
Theron S. Hoffman*
Deborah C. Jackson
James M. Oates
Gregory A. Russo
Warren A. Thomson†

Officers

Andrew G. Arnott
President

John J. Danello
Senior Vice President, Secretary,
and Chief Legal Officer

Francis V. Knox, Jr.
Chief Compliance Officer

Charles A. Rizzo
Chief Financial Officer

Salvatore Schiavone
Treasurer

Investment advisor

John Hancock Advisers, LLC

Subadvisor

Dimensional Fund Advisors LP

Principal distributor

John Hancock Funds, LLC

Custodian

Citibank, N.A.

Transfer agent

John Hancock Signature Services, Inc.

Legal counsel

K&L Gates LLP

Independent registered public accounting firm

PricewaterhouseCoopers LLP

*Member of the Audit Committee
†Non-Independent Trustee
#Effective 6-19-18

The fund's proxy voting policies and procedures, as well as the fund proxy voting record for the most recent twelve-month period ended June 30, are available free of charge on the Securities and Exchange Commission (SEC) website at sec.gov or on our website.

The fund's complete list of portfolio holdings, for the first and third fiscal quarters, is filed with the SEC on Form N-Q. The fund's Form N-Q is available on our website and the SEC's website, sec.gov, and can be reviewed and copied (for a fee) at the SEC's Public Reference Room in Washington, DC. Call 800-SEC-0330 to receive information on the operation of the SEC's Public Reference Room.

We make this information on your fund, as well as monthly portfolio holdings, and other fund details available on our website at jhinvestments.com or by calling 800-225-5291.

You can also contact us:
800-225-5291 jhinvestments.com	Regular mail: John Hancock Signature Services, Inc. P.O. Box 55913 Boston, MA 02205-5913	Express mail: John Hancock Signature Services, Inc. Suite 55913 30 Dan Road Canton, MA 02021

ANNUAL REPORT   |   JOHN HANCOCK EMERGING MARKETS FUND       48

John Hancock family of funds

DOMESTIC EQUITY FUNDS

Blue Chip Growth

Classic Value

Disciplined Value

Disciplined Value Mid Cap

Equity Income

Financial Industries

Fundamental All Cap Core

Fundamental Large Cap Core

Fundamental Large Cap Value

New Opportunities

Regional Bank

Small Cap Core

Small Cap Growth

Small Cap Value

Strategic Growth

U.S. Global Leaders Growth

U.S. Growth

Value Equity

GLOBAL AND INTERNATIONAL EQUITY FUNDS

Disciplined Value International

Emerging Markets

Emerging Markets Equity

Fundamental Global Franchise

Global Equity

Global Shareholder Yield

Greater China Opportunities

International Growth

International Small Company

INCOME FUNDS

Bond

California Tax-Free Income

Emerging Markets Debt

Floating Rate Income

Government Income

High Yield

High Yield Municipal Bond

Income

Investment Grade Bond

Money Market

Short Duration Credit Opportunities

Spectrum Income

Strategic Income Opportunities

Tax-Free Bond

ALTERNATIVE AND SPECIALTY FUNDS

Absolute Return Currency

Alternative Asset Allocation

Enduring Assets

Global Absolute Return Strategies

Global Conservative Absolute Return

Global Focused Strategies

Redwood

Seaport Long/Short

Technical Opportunities

A fund's investment objectives, risks, charges, and expenses should be considered carefully before investing. The prospectus contains this and other important information about the fund. To obtain a prospectus, contact your financial professional, call John Hancock Investments at 800-225-5291, or visit our website at jhinvestments.com. Please read the prospectus carefully before investing or sending money.

ASSET ALLOCATION

Balanced

Income Allocation

Multi-Index Lifetime Portfolios

Multi-Index Preservation Portfolios

Multimanager Lifestyle Portfolios

Multimanager Lifetime Portfolios

Retirement Income 2040

EXCHANGE-TRADED FUNDS

John Hancock Multifactor Consumer Discretionary ETF

John Hancock Multifactor Consumer Staples ETF

John Hancock Multifactor Developed International ETF

John Hancock Multifactor Emerging Markets ETF

John Hancock Multifactor Energy ETF

John Hancock Multifactor Financials ETF

John Hancock Multifactor Healthcare ETF

John Hancock Multifactor Industrials ETF

John Hancock Multifactor Large Cap ETF

John Hancock Multifactor Materials ETF

John Hancock Multifactor Mid Cap ETF

John Hancock Multifactor Small Cap ETF

John Hancock Multifactor Technology ETF

John Hancock Multifactor Utilities ETF

ENVIRONMENTAL, SOCIAL, AND GOVERNANCE FUNDS

ESG All Cap Core

ESG Core Bond

ESG International Equity

ESG Large Cap Core

CLOSED-END FUNDS

Financial Opportunities

Hedged Equity & Income

Income Securities Trust

Investors Trust

Preferred Income

Preferred Income II

Preferred Income III

Premium Dividend

Tax-Advantaged Dividend Income

Tax-Advantaged Global Shareholder Yield

John Hancock Multifactor ETF shares are bought and sold at market price (not NAV), and are not individually redeemed from the fund. Brokerage commissions will reduce returns.

John Hancock ETFs are distributed by Foreside Fund Services, LLC, and are subadvised by Dimensional Fund Advisors LP.
Foreside is not affiliated with John Hancock Funds, LLC or Dimensional Fund Advisors LP.

Dimensional Fund Advisors LP receives compensation from John Hancock in connection with licensing rights to the
John Hancock Dimensional indexes. Dimensional Fund Advisors LP does not sponsor, endorse, or sell, and makes no representation as to the advisability of investing in, John Hancock Multifactor ETFs.

John Hancock Investments

A trusted brand

John Hancock Investments is a premier asset manager representing one of
America's most trusted brands, with a heritage of financial stewardship dating back to 1862. Helping our shareholders pursue their financial goals is at the core of everything we do. It's why we support the role of professional financial advice and operate with the highest standards of conduct and integrity.

A better way to invest

We serve investors globally through a unique multimanager approach:
We search the world to find proven portfolio teams with specialized expertise for every strategy we offer, then we apply robust investment oversight to ensure they continue to meet our uncompromising standards and serve the best interests of our shareholders.

Results for investors

Our unique approach to asset management enables us to provide a diverse set of investments backed by some of the world's best managers, along with strong risk-adjusted returns across asset classes.

John Hancock Funds, LLC ■ Member FINRA, SIPC 601 Congress Street ■ Boston, MA 02210-2805 800-225-5291 ■ jhinvestments.com
This report is for the information of the shareholders of John Hancock Emerging Markets Fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by a prospectus.
MF601539	368A 8/18 10/18

John Hancock

Emerging Markets Debt Fund

Annual report 8/31/18

A message to shareholders

Dear shareholder,

It has been a challenging year for fixed-income investors, as both short- and long-term yields rose steadily higher. Inflation fears sparked a sell-off in credit segments of the markets in early 2018, while a strong economy led the U.S. Federal Reserve (Fed) to continue normalizing monetary policy. Meanwhile, foreign bonds, especially emerging-market debt, suffered declines as the U.S. dollar strengthened against a range of major currencies. Recent questions about the solvency of some of the European Union's more heavily indebted nations also raised concerns.

Diversification in a fixed-income portfolio remains a time-tested strategy, but periods such as the first half of this year—when a number of typically uncorrelated markets moved in the same direction—do sometimes occur. They also tend to be relatively short-lived, and eventually fundamentals—including credit risk, the direction of interest rates, and foreign exchange rates—reassert themselves to drive performance.

Your best resource in unpredictable and volatile markets is your financial advisor, who can help position your portfolio so that it's sufficiently diversified to meet your long-term objectives and to withstand the inevitable turbulence along the way.

On behalf of everyone at John Hancock Investments, I'd like to take this opportunity to welcome new shareholders and to thank existing shareholders for the continued trust you've placed in us.

Sincerely,

Andrew G. Arnott
President and CEO,
John Hancock Investments
Head of Wealth and Asset Management,
United States and Europe

This commentary reflects the CEO's views, which are subject to change at any time. Investing involves risks, including the potential loss of principal. Diversification does not guarantee investment returns and does not eliminate risk of loss. For more up-to-date information, please visit our website at jhinvestments.com.

John Hancock
Emerging Markets Debt Fund

2	Your fund at a glance
4	Discussion of fund performance
8	A look at performance
10	Your expenses
12	Fund's investments
21	Financial statements
25	Financial highlights
32	Notes to financial statements
42	Report of independent registered public accounting firm
43	Tax information
44	Continuation of investment advisory and subadvisory agreements
50	Trustees and Officers
54	More information

ANNUAL REPORT   |   JOHN HANCOCK EMERGING MARKETS DEBT FUND       1

Your fund at a glance

INVESTMENT OBJECTIVE

The fund seeks total return with an emphasis on current income as well as capital appreciation.

AVERAGE ANNUAL TOTAL RETURNS AS OF 8/31/18 (%)

The J.P. Morgan EMBI Global Index tracks the total return for traded foreign currency-denominated debt instruments in emerging markets.

It is not possible to invest directly in an index. Index figures do not reflect expenses or sales charges, which would result in lower returns.

Figures from Morningstar, Inc. include reinvested distributions and do not take into account sales charges. Actual load-adjusted performance is lower. Since-inception returns for the Morningstar fund category average are not available.

The past performance shown here reflects reinvested distributions and the beneficial effect of any expense reductions, and does not guarantee future results. Performance of the other share classes will vary based on the difference in the fees and expenses of those classes. Shares will fluctuate in value and, when redeemed, may be worth more or less than their original cost. Current month-end performance may be lower or higher than the performance cited, and can be found at jhinvestments.com or by calling 800-225-5291. For further information on the fund's objectives, risks, and strategy, see the fund's prospectus.

ANNUAL REPORT   |   JOHN HANCOCK EMERGING MARKETS DEBT FUND       2

PERFORMANCE HIGHLIGHTS OVER THE LAST TWELVE MONTHS

Emerging-market bonds posted a loss

The J.P. Morgan EMBI Global Index, the fund's benchmark, declined 4.63% for the period.

The fund underperformed

The fund fell short of its benchmark due to an overweight position in Argentina, together with its investments in Turkey and its allocation to local currency bonds.

An underweight in Venezuela contributed

Performance was helped by the fund's zero weighting in one of the worst-performing markets in the asset class, along with positive selection among corporate bonds in Brazil and Mexico.

PORTFOLIO COMPOSITION AS OF 8/31/18 (%)

A note about risks

Fixed-income investments are subject to interest-rate and credit risk; their value will normally decline as interest rates rise or if a creditor, grantor, or counterparty is unable or unwilling to make principal, interest, or settlement payments. Liquidity—the extent to which a security may be sold or a derivative position closed without negatively affecting its market value—may be impaired by reduced trading volume, heightened volatility, rising interest rates, and other market conditions. Investments in higher-yielding, lower-rated securities include a higher risk of default. Events in the financial markets have resulted, and may continue to result, in an unusually high degree of volatility in the financial markets, both domestic and foreign. Because the fund may focus on particular sectors of the global economy, its performance may depend on the performance of those sectors, and investments focused in one sector may fluctuate more widely than investments diversified across sectors. Foreign investing, especially in emerging markets, has additional risks, such as currency and market volatility and political and social instability. Investments in a non-diversified fund may magnify the fund's losses from adverse events affecting a particular issuer. Derivatives transactions, including hedging and other strategic transactions, may increase a fund's volatility and could produce disproportionate losses, potentially more than the fund's principal investment. Please see the fund's prospectus for additional risks.

ANNUAL REPORT   |   JOHN HANCOCK EMERGING MARKETS DEBT FUND       3

Discussion of fund performance

An interview with Portfolio Manager Paolo H. Valle, John Hancock Asset Management a division of Manulife Asset Management (US) LLC

Paolo H. Valle
Portfolio Manager
John Hancock Asset Management

How did emerging-market bonds perform during the 12 months ended August 31, 2018?

The emerging markets experienced significant headwinds and finished well behind the broader world fixed-income indexes during the past 12 months. The withdrawal of liquidity by the world's major central banks was a key factor in the weak performance. The U.S. Federal Reserve raised interest rates by a quarter point on three separate occasions and continued the process of winding down its stimulative quantitative easing policy through the gradual reduction of its balance sheet. In addition, the European Central Bank announced its commitment to begin phasing out its own quantitative easing program before the end of 2019. These developments led to rising yields in the developed markets and contributed to weaker returns for emerging-market bonds.

The shifting outlook for U.S. trade policy was another factor that weighed on returns. Since exports continue to play an important role in the economies of many emerging nations, the prospect of higher tariffs in the developed markets represented a meaningful impediment to performance.

The asset class was also pressured by developments specific to the emerging world. Investor sentiment waned amid negative headlines regarding economic instability in key markets such as Argentina, Venezuela, and Turkey. Uncertainty about the political outlook in Brazil, Mexico, and South Africa played an additional role in the market downturn, as did evidence of slowing growth in China during the latter half of the period.

These factors, in addition to weighing on bond market performance, weakened many emerging-market currencies relative to the U.S. dollar. Exchange rate volatility, while pressuring returns across the emerging markets, was a particularly strong hindrance for bonds denominated in local currencies.

What aspects of the fund's positioning helped and hurt performance?

The fund's Class A shares (excluding sales charges) experienced a negative return and finished behind the benchmark, the J.P. Morgan EMBI Global Index. The fund's overweight position in Argentina was the largest detractor from performance. The country's financial markets fell sharply

ANNUAL REPORT   |   JOHN HANCOCK EMERGING MARKETS DEBT FUND       4

"The fund's overweight position in Argentina was the largest detractor from performance."
late in the period, as investors grew concerned about the combination of rising current account deficits, higher inflation, surging interest rates, and the possibility of a recession. Argentina turned to the International Monetary Fund (IMF) for a $50 billion credit line in June, and the deepening crisis prompted the country to ask the IMF to speed up its disbursements in the final weeks of August. These trends combined to fuel a deep sell-off in Argentina's bond market, which hurt the fund given that its weighting in the country was approximately double that of the benchmark. The basis for the overweight was our belief that the country was on track for meaningful change following the election of a reform-minded government. While this positive story has been derailed in the short term, we believe it will continue to play out over time. We therefore maintained the overweight rather than selling into a falling market.
The fund was also hurt by the poor performance of its investments in Turkey, despite its underweight position in the country. As was the case with Argentina, the country's financial markets came under pressure in the summer due to a large current account deficit and elevated foreign currency debt, as well as concerns about the nation's political direction.

QUALITY COMPOSITION AS OF 8/31/18 (%)

AAA	2.0
AA	0.2
A	8.0
BBB	36.3
BB	21.4
B	18.7
CCC and below	0.7
Equity	0.1
Not rated	3.6
Short-term investments and other	9.0

As a percentage of net assets.

Ratings are from Moody's Investors Service, Inc. If not available, we have used Standard & Poor's Ratings Services. In the absence of ratings from these agencies, we have used Fitch Ratings, Inc. "Not Rated" securities are those with no ratings available from these agencies. All ratings are as of 8-31-18 and do not reflect subsequent downgrades or upgrades, if any.

ANNUAL REPORT   |   JOHN HANCOCK EMERGING MARKETS DEBT FUND       5

The fund's position in local currency bonds, while limited, was nonetheless a notable detractor due to the market segment's significant underperformance. Among specific holdings, key detractors included the fund's positions in government bonds denominated in the Brazilian real and Uruguayan peso. We reduced the local currency position late in the period for the purpose of risk management. Still, we remained on the lookout for opportunities based on the category's compelling valuations and our belief that emerging-market currencies stand to appreciate versus the U.S. dollar over time.

An underweight in Venezuela made the largest contribution to relative performance. We reduced the fund's allocation to the country throughout 2017 before moving to a zero weighting in the autumn. We believed the risks were too high to justify a position in Venezuela even at its high relative yield, and that proved to be the correct move given the subsequent unraveling of the nation's economy. We also added value through investments in corporate bonds in Brazil and Mexico, particularly in those issued by energy companies. We continued to find many corporate securities where the yields were attractive in relation to the underlying risks, leading us to hold a nearly 50% weighting in the category as of period end. Select positions in the Middle East and Africa, including Qatar, Ghana, and Angola, were further contributors as improving economic fundamentals prompted investors to seek opportunities in these smaller, higher-yielding markets.

What's your overall view on the emerging debt markets, and how did that affect your positioning at the close of the period?

We retain a positive outlook on the emerging-market economies despite the recent volatility. We believe the downturn didn't reflect a broad-based weakening of fundamentals, but rather a marked deterioration in global liquidity conditions. Important longer-term fundamental trends remained intact, including the higher absolute growth of emerging economies in relation to the developed world, the continued diversification of many economies toward the consumer sectors and away

TOP 10 ISSUERS AS OF 8/31/18 (%)

Republic of Argentina	5.6
Republic of Turkey	2.9
Republic of Indonesia	2.8
Pertamina Persero PT	2.8
Petrobras Global Finance BV	2.5
Government of Mexico	2.4
Federative Republic of Brazil	2.4
Republic of Hungary	2.1
U.S. Treasury Note	2.0
Mexico City Airport Trust	1.9
TOTAL	27.4
As a percentage of net assets.
Cash and cash equivalents are not included.

ANNUAL REPORT   |   JOHN HANCOCK EMERGING MARKETS DEBT FUND       6

from exports, and the ongoing expansion of the middle class. Despite these positive underlying trends, the sell-off brought both absolute yields and yield spreads to attractive levels compared to other segments of the global fixed-income universe.

With this as background, we used the market's slide as an opportunity to add to the fund's allocations to Mexico and Colombia, both of which underperformed ahead of their late June/early July elections. Nevertheless, we maintained an overweight allocation to Latin America overall, as we continued to find compelling risk/reward opportunities in the region. We also added China quasisovereign issues, which we viewed as having defensive qualities. Other notable additions included a variety of African and Middle Eastern nations—including Egypt, Kenya, and Nigeria—based on our growing confidence in the countries' underlying fundamentals. Conversely, we continued to underweight or hold zero weightings in countries where we saw above-average risks, such as Ukraine, Ecuador, and Lebanon, even if they appeared to offer attractive yields. We also kept cash on hand to provide the flexibility to capitalize on any additional volatility that may occur in the months ahead.

MANAGED BY

Roberto Sanchez-Dahl, CFA On the fund since 2013 Investing since 1993
Paolo H. Valle On the fund since 2013 Investing since 1982

TOP 10 COUNTRIES AS OF 8/31/18 (%)

United States	11.4
Mexico	9.8
Argentina	8.1
Brazil	7.1
Indonesia	7.1
Turkey	4.5
Netherlands	3.7
Peru	3.7
Colombia	3.0
Russia	2.8
TOTAL	61.2
As a percentage of net assets.
Cash and cash equivalents are not included.

The views expressed in this report are exclusively those of Paolo H. Valle, John Hancock Asset Management, and are subject to change. They are not meant as investment advice. Please note that the holdings discussed in this report may not have been held by the fund for the entire period. Portfolio composition is subject to review in accordance with the fund's investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk.
ANNUAL REPORT   |   JOHN HANCOCK EMERGING MARKETS DEBT FUND       7

A look at performance

TOTAL RETURNS FOR THE PERIOD ENDED  AUGUST 31, 2018

Average annual total returns (%) with maximum sales charge				Cumulative total returns (%) with maximum sales charge		SEC 30-day yield (%) subsidized	SEC 30-day yield (%) unsubsidized[1]
	1-year	5-year	Since inception[2]	5-year	Since inception[2]	as of 8-31-18	as of 8-31-18
Class A	-9.50	3.29	4.17	17.58	42.45	4.92	4.92
Class C3	-7.30	3.51	4.30	18.82	43.98	4.42	4.41
Class I4	-5.56	4.47	5.04	24.45	53.02	5.41	5.40
Class R2[3,4]	-5.75	4.23	4.72	23.04	49.10	5.23	5.22
Class R4[3,4]	-5.61	4.32	4.77	23.54	49.70	5.38	5.27
Class R6[3,4]	-5.48	4.43	4.83	24.20	50.50	5.54	5.53
Class NAV[3,4]	-5.46	4.62	4.94	25.32	51.81	5.55	5.54
Index†	-4.63	4.81	5.90	26.48	64.27	—	—

Performance figures assume all distributions are reinvested. Figures reflect maximum sales charges on Class A shares of 4.0%, and the applicable contingent deferred sales charge (CDSC) on Class C shares. The returns for Class A shares have been adjusted to reflect the reduction in the maximum sales charge from 4.5% to 4.0%, effective 2-3-14. Class C shares sold within one year of purchase are subject to a 1% CDSC. Sales charges are not applicable to Class I, Class R2, Class R4, Class R6, and Class NAV shares.

The expense ratios of the fund, both net (including any fee waivers and/or expense limitations) and gross (excluding any fee waivers and/or expense limitations), are set forth according to the most recent publicly available prospectuses for the fund and may differ from those disclosed in the Financial highlights tables in this report.Net expenses reflect contractual expense limitations in effect until December 31, 2018 and are subject to change. Had the contractual fee waivers and expense limitations not been in place, gross expenses would apply. The expense ratios are as follows:

	Class A	Class C	Class I	Class R2	Class R4	Class R6	Class NAV
Gross (%)	1.21	1.90	0.89	1.30	1.15	0.80	0.79
Net (%)	1.20	1.89	0.88	1.29	1.04	0.79	0.78

Please refer to the most recent prospectuses and annual or semiannual report for more information on expenses and any expense limitation arrangements for each class.

The returns reflect past results and should not be considered indicative of future performance. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility and other factors, the fund's current performance may be higher or lower than the performance shown. For current to the most recent month-end performance data, please call 800-225-5291 or visit the fund's website at jhinvestments.com.

The performance table above and the chart on the next page do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The fund's performance results reflect any applicable fee waivers or expense reductions, without which the expenses would increase and results would have been less favorable.

†	Index is the J.P. Morgan EMBI Global Index.

See the following page for footnotes.

ANNUAL REPORT   |   JOHN HANCOCK EMERGING MARKETS DEBT FUND       8

This chart and table show what happened to a hypothetical $10,000 investment in John Hancock Emerging Markets Debt Fund for the share classes and periods indicated, assuming all distributions were reinvested. For comparison, we've shown the same investment in the J.P. Morgan EMBI Global Index.

	Start date	With maximum sales charge ($)	Without sales charge ($)	Index ($)
Class C3,5	1-4-10	14,398	14,398	16,427
Class I4	1-4-10	15,302	15,302	16,427
Class R2[3,4]	1-4-10	14,910	14,910	16,427
Class R4[3,4]	1-4-10	14,970	14,970	16,427
Class R6[3,4]	1-4-10	15,050	15,050	16,427
Class NAV[3,4]	1-4-10	15,181	15,181	16,427

The values shown in the chart for Class A shares with maximum sales charge have been adjusted to reflect the reduction in the Class A maximum sales charge from 4.5% to 4.0%, which became effective on 2-3-14.

The J.P. Morgan EMBI Global Index tracks the total return for traded foreign currency-denominated debt instruments in emerging markets.

It is not possible to invest directly in an index. Index figures do not reflect expenses or sales charges, which would result in lower returns.

Footnotes related to performance pages

1	Unsubsidized yield reflects what the yield would have been without the effect of reimbursements and waivers.
2	From 1-4-10.
3	Class C shares were first offered on 8-28-14; Class R2, R4, and R6 shares were first offered on 3-27-15; Class NAV shares were first offered on 6-20-13. Returns prior to these dates are those of Class A shares (first offered on 1-4-10) that have not been adjusted for class-specific expenses; otherwise, returns would vary.
4	For certain types of investors, as described in the fund's prospectuses.
5	The contingent deferred sales charge is not applicable.
ANNUAL REPORT   |   JOHN HANCOCK EMERGING MARKETS DEBT FUND       9

Your expenses
These examples are intended to help you understand your ongoing operating expenses of investing in the fund so you can compare these costs with the ongoing costs of investing in other mutual funds.
Understanding fund expenses
As a shareholder of the fund, you incur two types of costs:
■Transaction costs, which include sales charges (loads) on purchases or redemptions (varies by share class), minimum account fee charge, etc.
■Ongoing operating expenses, including management fees, distribution and service fees (if applicable), and other fund expenses.
We are presenting only your ongoing operating expenses here.
Actual expenses/actual returns
The first line of each share class in the table on the following page is intended to provide information about the fund’s actual ongoing operating expenses, and is based on the fund’s actual return. It assumes an account value of $1,000.00 on March 1, 2018, with the same investment held until August 31, 2018.
Together with the value of your account, you may use this information to estimate the operating expenses that you paid over the period. Simply divide your account value at August 31, 2018, by $1,000.00, then multiply it by the “expenses paid” for your share class from the table. For example, for an account value of $8,600.00, the operating expenses should be calculated as follows:
Hypothetical example for comparison purposes
The second line of each share class in the table on the following page allows you to compare the fund’s ongoing operating expenses with those of any other fund. It provides an example of the fund’s hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed 5% annualized return before expenses (which is not the fund’s actual return). It assumes an account value of $1,000.00 on March 1, 2018, with the same investment held until August 31, 2018. Look in any other fund shareholder report to find its hypothetical example and you will be able to compare these expenses. Please remember that these hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.
Remember, these examples do not include any transaction costs, therefore, these examples will not help you to determine the relative total costs of owning different funds. If transaction costs were included, your expenses would have been higher. See the prospectuses for details regarding transaction costs.
10	JOHN HANCOCK EMERGING MARKETS DEBT FUND | ANNUAL REPORT

SHAREHOLDER EXPENSE EXAMPLE CHART

		Account value on 3-1-2018	Ending value on 8-31-2018	Expenses paid during period ended 8-31-2018[1]	Annualized expense ratio
Class A	Actual expenses/actual returns	$1,000.00	$ 948.60	$5.75	1.17%
	Hypothetical example	1,000.00	1,019.30	5.95	1.17%
Class C	Actual expenses/actual returns	1,000.00	944.20	9.16	1.87%
	Hypothetical example	1,000.00	1,015.80	9.50	1.87%
Class I	Actual expenses/actual returns	1,000.00	949.00	4.32	0.88%
	Hypothetical example	1,000.00	1,020.80	4.48	0.88%
Class R2	Actual expenses/actual returns	1,000.00	948.00	5.35	1.09%
	Hypothetical example	1,000.00	1,019.70	5.55	1.09%
Class R4	Actual expenses/actual returns	1,000.00	948.70	4.57	0.93%
	Hypothetical example	1,000.00	1,020.50	4.74	0.93%
Class R6	Actual expenses/actual returns	1,000.00	949.40	3.83	0.78%
	Hypothetical example	1,000.00	1,021.30	3.97	0.78%
Class NAV	Actual expenses/actual returns	1,000.00	949.50	3.73	0.76%
	Hypothetical example	1,000.00	1,021.40	3.87	0.76%

[1]	Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).
ANNUAL REPORT | JOHN HANCOCK EMERGING MARKETS DEBT FUND	11

Fund’s investments
AS OF 8-31-18
	Rate (%)	Maturity date		Par value^	Value
U.S. Government and Agency obligations 2.0%					$17,230,649
(Cost $17,250,751)
United States 2.0%					17,230,649
U.S. Treasury Note	2.625	06-30-23		17,328,800	17,230,649

Foreign government obligations 39.1%					$335,509,379
(Cost $373,037,704)
Angola 0.8%					6,823,534
Republic of Angola Bond (A)	9.500	11-12-25		6,200,000	6,823,534
Argentina 6.8%					58,028,642
Provincia de Buenos Aires
Bond (A)	7.875	06-15-27		3,850,000	2,772,039
Bond (A)	9.950	06-09-21		5,600,000	5,180,056
Provincia de Rio Negro Bond (A)	7.750	12-07-25		2,300,000	1,656,023
Republic of Argentina
Bond	4.625	01-11-23		5,500,000	4,328,500
Bond	6.875	01-26-27		11,840,000	9,264,800
Bond	7.625	04-22-46		20,390,000	15,007,244
Bond	8.280	12-31-33		23,736,503	19,819,980
Bahrain 0.6%					5,199,799
Kingdom of Bahrain
Bond (A)	6.125	08-01-23		2,000,000	1,979,338
Bond (A)	7.000	10-12-28		3,450,000	3,220,461
Brazil 2.4%					20,445,496
Federative Republic of Brazil
Bond	5.625	01-07-41		4,300,000	3,713,093
Note	10.000	01-01-21	BRL	26,000,000	6,526,919
Note	10.000	01-01-23	BRL	23,000,000	5,514,432
Note	10.000	01-01-27	BRL	21,000,000	4,691,052
China 1.1%					9,599,533
The Export-Import Bank of China Bond	2.875	04-26-26		10,400,000	9,599,533
Colombia 1.7%					14,372,725
Republic of Colombia
Bond	4.000	02-26-24		7,400,000	7,429,600
Bond	5.000	06-15-45		6,900,000	6,943,125
Costa Rica 0.1%					936,290
Republic of Costa Rica Bond	4.250	01-26-23		1,000,000	936,290
12	JOHN HANCOCK EMERGING MARKETS DEBT FUND | ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Rate (%)	Maturity date	Par value^	Value
Croatia 0.7%				$5,977,203
Republic of Croatia Bond	5.500	04-04-23	5,650,000	5,977,203
Dominican Republic 1.3%				10,944,941
Government of Dominican Republic
Bond	5.875	04-18-24	5,500,000	5,651,085
Bond (A)	5.950	01-25-27	1,500,000	1,528,125
Bond	5.950	01-25-27	900,000	916,875
Bond (A)	6.875	01-29-26	2,650,000	2,848,856
Egypt 1.9%				15,960,122
Arab Republic of Egypt
Bond (A)	5.875	06-11-25	3,000,000	2,818,884
Bond (A)	7.500	01-31-27	3,700,000	3,686,292
Bond (A)	7.903	02-21-48	6,700,000	6,155,290
Bond	7.903	02-21-48	2,000,000	1,837,400
Bond (A)	8.500	01-31-47	1,500,000	1,462,256
Ghana 1.5%				12,668,585
Republic of Ghana
Bond	8.125	01-18-26	6,300,000	6,442,657
Bond (A)	9.250	09-15-22	2,220,000	2,481,429
Bond	9.250	09-15-22	3,350,000	3,744,499
Honduras 0.1%				1,075,578
Republic of Honduras Bond (A)	6.250	01-19-27	1,050,000	1,075,578
Hungary 2.1%				17,968,440
Republic of Hungary
Bond	5.375	02-21-23	4,700,000	5,003,653
Bond	5.375	03-25-24	12,100,000	12,964,787
Indonesia 2.8%				24,377,450
Republic of Indonesia
Bond (A)	4.750	01-08-26	6,350,000	6,493,688
Bond	4.750	01-08-26	2,250,000	2,300,913
Bond	5.375	10-17-23	8,000,000	8,484,872
Bond (A)	5.375	10-17-23	2,851,000	3,023,796
Bond	5.875	01-15-24	1,100,000	1,188,025
Bond	6.625	02-17-37	2,421,000	2,886,156
Iraq 1.2%				10,383,857
Republic of Iraq
Bond	5.800	01-15-28	10,078,000	9,216,331
Bond (A)	6.752	03-09-23	1,200,000	1,167,526
Jamaica 0.3%				2,857,500
Government of Jamaica Bond	7.625	07-09-25	2,500,000	2,857,500
SEE NOTES TO FINANCIAL STATEMENTS	ANNUAL REPORT | JOHN HANCOCK EMERGING MARKETS DEBT FUND	13

	Rate (%)	Maturity date		Par value^	Value
Kazakhstan 0.4%					$3,335,860
Republic of Kazakhstan Bond (A)	5.125	07-21-25		3,100,000	3,335,860
Kenya 0.3%					2,974,054
Republic of Kenya Bond (A)	8.250	02-28-48		3,200,000	2,974,054
Mexico 2.4%					20,928,735
Government of Mexico
Bond	4.600	01-23-46		8,000,000	7,436,000
Bond	7.750	05-29-31	MXN	262,440,400	13,492,735
Montenegro 0.1%					1,151,685
Republic of Montenegro Bond (A)	3.375	04-21-25	EUR	1,000,000	1,151,685
Namibia 0.4%					3,190,366
Republic of Namibia Bond (A)	5.250	10-29-25		3,400,000	3,190,366
Nigeria 1.3%					10,983,944
Federal Republic of Nigeria
Bond (A)	7.625	11-28-47		2,500,000	2,258,750
Bond (A)	7.696	02-23-38		2,600,000	2,401,896
Bond (A)	7.875	02-16-32		2,000,000	1,945,630
Bond	7.875	02-16-32		4,500,000	4,377,668
Pakistan 0.4%					3,617,872
Republic of Pakistan Bond (A)	6.875	12-05-27		4,000,000	3,617,872
Panama 0.6%					5,162,375
Republic of Panama
Bond	6.700	01-26-36		3,050,000	3,804,875
Bond	8.875	09-30-27		1,000,000	1,357,500
Philippines 1.3%					10,736,403
Republic of Philippines
Bond	3.950	01-20-40		8,600,000	8,398,003
Bond	5.500	03-30-26		2,100,000	2,338,400
Poland 0.5%					4,070,216
Republic of Poland Bond	3.250	04-06-26		4,190,000	4,070,216
Qatar 0.2%					1,799,683
Government of Qatar Bond (A)	5.103	04-23-48		1,750,000	1,799,683
Senegal 0.3%					2,968,237
Republic of Senegal
Bond (A)	6.250	05-23-33		1,600,000	1,437,213
Bond (A)	6.750	03-13-48		1,800,000	1,531,024
14	JOHN HANCOCK EMERGING MARKETS DEBT FUND | ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Rate (%)	Maturity date		Par value^	Value
South Africa 0.3%					$2,906,072
Republic of South Africa
Bond	4.300	10-12-28		3,300,000	2,906,046
Bond	8.000	01-31-30	ZAR	422	26
Turkey 4.0%					34,283,399
Export Credit Bank of Turkey Bond (A)	5.000	09-23-21		12,050,000	9,768,079
Republic of Turkey
Bond	4.250	04-14-26		18,500,000	14,072,710
Bond	6.000	01-14-41		9,650,000	6,971,459
Bond	6.250	09-26-22		3,860,000	3,471,151
Uruguay 0.7%					5,692,055
Republic of Uruguay
Bond (A)	8.500	03-15-28	UYU	24,900,000	638,856
Bond (A)	9.875	06-20-22	UYU	169,400,000	5,053,199
Vietnam 0.5%					4,088,728
Socialist Republic of Vietnam Bond	4.800	11-19-24		4,000,000	4,088,728

Corporate bonds 49.8%					$427,656,609
(Cost $442,248,492)
Argentina 1.4%					11,753,425
Cablevision SA (A)	6.500	06-15-21		3,900,000	3,657,225
YPF SA (A)	8.500	03-23-21		2,400,000	2,311,200
YPF SA (A)	8.500	07-28-25		6,500,000	5,785,000
Azerbaijan 0.8%					6,683,394
State Oil Company of the Azerbaijan Republic	4.750	03-13-23		6,800,000	6,683,394
Brazil 4.9%					41,623,357
Banco BTG Pactual SA	5.750	09-28-22		4,200,000	3,921,876
Banco do Brasil SA (6.250% to 4-15-24, then 10 Year CMT + 4.398%) (B)	6.250	04-15-24		3,340,000	2,509,008
Natura Cosmeticos SA (A)	5.375	02-01-23		4,300,000	4,101,125
Odebrecht Finance, Ltd.	5.250	06-27-29		2,200,000	814,000
Odebrecht Finance, Ltd. (A)(B)	7.500	10-01-18		2,540,000	1,016,000
Odebrecht Offshore Drilling Finance, Ltd. (A)	6.720	12-01-22		505,586	475,256
Odebrecht Offshore Drilling Finance, Ltd. (1.000% Cash or 6.720% PIK) (A)	7.720	12-01-26		1,630,603	440,279
Odebrecht Oil & Gas Finance, Ltd. (A)(B)	0.000	10-01-18		253,378	1,900
Petrobras Global Finance BV	6.850	06-05-15		11,300,000	9,294,250
Petrobras Global Finance BV	7.375	01-17-27		12,000,000	11,900,400
Vale Overseas, Ltd.	6.875	11-21-36		6,210,000	7,149,263
Cayman Islands 1.9%					16,612,917
CK Hutchison International 17 II, Ltd. (A)	3.250	09-29-27		7,300,000	6,827,037
SEE NOTES TO FINANCIAL STATEMENTS	ANNUAL REPORT | JOHN HANCOCK EMERGING MARKETS DEBT FUND	15

	Rate (%)	Maturity date	Par value^	Value
Cayman Islands (continued)
Three Gorges Finance I Cayman Islands, Ltd.	3.150	06-02-26	10,400,000	$9,785,880
Chile 1.7%				14,618,047
Colbun SA	3.950	10-11-27	4,000,000	3,781,240
Empresa Electrica Angamos SA (A)	4.875	05-25-29	7,173,750	7,021,087
Enel Americas SA	4.000	10-25-26	4,000,000	3,815,720
Colombia 1.3%				10,809,780
Ecopetrol SA	5.875	05-28-45	7,700,000	7,633,780
Grupo Aval, Ltd.	4.750	09-26-22	3,200,000	3,176,000
Costa Rica 1.4%				11,672,100
Banco Nacional de Costa Rica	6.250	11-01-23	2,500,000	2,531,250
Instituto Costarricense de Electricidad	6.375	05-15-43	10,980,000	9,140,850
Croatia 0.7%				5,955,646
Hrvatska Elektroprivreda	5.875	10-23-22	5,700,000	5,955,646
Dominican Republic 0.7%				6,121,250
Aeropuertos Dominicanos Siglo XXI SA	6.750	03-30-29	1,750,000	1,815,625
Aeropuertos Dominicanos Siglo XXI SA (A)	6.750	03-30-29	4,150,000	4,305,625
Guatemala 0.7%				6,182,400
Comunicaciones Celulares SA	6.875	02-06-24	6,000,000	6,182,400
Hong Kong 0.4%				3,032,103
CNAC HK Finbridge Company, Ltd.	4.875	03-14-25	3,000,000	3,032,103
India 1.2%				9,786,948
Vedanta Resources PLC (A)	6.375	07-30-22	2,990,000	2,859,188
Vedanta Resources PLC	7.125	05-31-23	3,020,000	2,938,460
Vedanta Resources PLC (A)	7.125	05-31-23	4,100,000	3,989,300
Indonesia 4.2%				36,382,616
Chandra Asri Petrochemical Tbk PT	4.950	11-08-24	1,708,000	1,507,484
Chandra Asri Petrochemical Tbk PT (A)	4.950	11-08-24	2,000,000	1,765,204
Pelabuhan Indonesia III Persero PT (A)	4.875	10-01-24	9,100,000	9,122,750
Pertamina Persero PT (A)	6.000	05-03-42	14,300,000	14,725,425
Pertamina Persero PT (A)	6.450	05-30-44	8,500,000	9,261,753
Ireland 0.6%				5,412,978
Sibur Securities DAC (A)	4.125	10-05-23	5,800,000	5,412,978
Israel 1.2%				10,540,316
Israel Electric Corp., Ltd. (A)	5.000	11-12-24	6,000,000	6,135,000
Israel Electric Corp., Ltd. (A)	6.875	06-21-23	4,000,000	4,405,316
Kazakhstan 1.5%				12,988,051
KazAgro National Management Holding JSC (A)	4.625	05-24-23	7,550,000	7,361,182
Kazakhstan Temir Zholy Finance BV	6.950	07-10-42	4,600,000	5,035,749
16	JOHN HANCOCK EMERGING MARKETS DEBT FUND | ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Rate (%)	Maturity date		Par value^	Value
Kazakhstan (continued)
Kazakhstan Temir Zholy National Company JSC (A)	4.850	11-17-27		600,000	$591,120
Luxembourg 1.5%					13,215,928
Hidrovias International Finance SARL (A)	5.950	01-24-25		2,800,000	2,541,028
Klabin Finance SA (A)	4.875	09-19-27		5,800,000	5,263,500
Millicom International Cellular SA (A)	5.125	01-15-28		5,800,000	5,411,400
Mauritius 0.6%					5,323,560
MTN Mauritius Investments, Ltd. (A)	4.755	11-11-24		5,950,000	5,323,560
Mexico 7.4%					63,647,451
America Movil SAB de CV	7.125	12-09-24	MXN	108,850,000	5,219,205
Credito Real SAB de CV	7.250	07-20-23		2,000,000	2,030,556
Credito Real SAB de CV (A)	7.250	07-20-23		3,200,000	3,248,890
Cydsa SAB de CV (A)	6.250	10-04-27		7,600,000	7,172,196
Infraestructura Energetica Nova SAB de CV (A)	4.875	01-14-48		2,800,000	2,415,000
Mexichem SAB de CV (A)	5.875	09-17-44		3,300,000	3,165,492
Mexichem SAB de CV (A)	6.750	09-19-42		1,600,000	1,696,000
Mexico City Airport Trust (A)	5.500	10-31-46		7,100,000	6,292,375
Mexico City Airport Trust	5.500	07-31-47		4,000,000	3,549,720
Mexico City Airport Trust (A)	5.500	07-31-47		6,900,000	6,123,267
Petroleos Mexicanos	5.375	03-13-22		2,550,000	2,606,100
Petroleos Mexicanos	6.625	06-15-35		10,880,000	10,526,400
Trust F/1401	5.250	12-15-24		1,000,000	1,010,000
Trust F/1401 (A)	5.250	12-15-24		1,850,000	1,868,500
Trust F/1401 (A)	6.950	01-30-44		6,600,000	6,723,750
Netherlands 3.7%					32,051,104
Braskem Netherlands Finance BV (A)	4.500	01-10-28		11,150,000	10,230,125
GTH Finance BV (A)	7.250	04-26-23		1,800,000	1,870,060
GTH Finance BV	7.250	04-26-23		5,392,000	5,601,867
Listrindo Capital BV (A)	4.950	09-14-26		7,750,000	7,071,875
Myriad International Holdings BV (A)	4.850	07-06-27		3,200,000	3,156,074
VEON Holdings BV (A)	4.950	06-16-24		4,350,000	4,121,103
Panama 0.5%					4,497,894
Banco General SA (A)	4.125	08-07-27		4,750,000	4,497,894
Paraguay 0.6%					5,407,007
Telefonica Celular del Paraguay SA	6.750	12-13-22		5,300,000	5,407,007
Peru 3.7%					31,745,450
ABY Transmision Sur SA (A)	6.875	04-30-43		6,194,375	6,875,756
BBVA Banco Continental SA (5.250% to 9-22-24, then 5 Year CMT + 2.750%) (A)	5.250	09-22-29		2,300,000	2,374,750
Kallpa Generacion SA (A)	4.875	05-24-26		2,890,000	2,868,325
Petroleos del Peru SA (A)	5.625	06-19-47		6,180,000	6,210,900
SEE NOTES TO FINANCIAL STATEMENTS	ANNUAL REPORT | JOHN HANCOCK EMERGING MARKETS DEBT FUND	17

	Rate (%)	Maturity date	Par value^	Value
Peru (continued)
SAN Miguel Industrias Pet SA (A)	4.500	09-18-22	9,990,000	$9,790,200
Volcan Cia Minera SAA	5.375	02-02-22	3,603,000	3,625,519
Russia 2.8%				24,196,764
Gazprom Neft OAO	6.000	11-27-23	3,700,000	3,806,190
Mobile Telesystems OJSC	5.000	05-30-23	5,700,000	5,558,458
Rosneft Oil Company (A)	4.199	03-06-22	4,100,000	3,977,000
Russian Agricultural Bank OJSC	8.500	10-16-23	3,750,000	3,831,094
Severstal OAO (A)	3.850	08-27-21	2,500,000	2,412,863
Severstal OAO	5.900	10-17-22	4,510,000	4,611,159
Singapore 0.4%				3,669,704
Medco Platinum Road Pte, Ltd. (A)	6.750	01-30-25	2,000,000	1,834,852
Medco Platinum Road Pte, Ltd.	6.750	01-30-25	2,000,000	1,834,852
Thailand 1.2%				10,405,561
GC Treasury Center Company, Ltd. (A)	4.250	09-19-22	1,400,000	1,410,741
PTTEP Canada International Finance, Ltd. (A)	6.350	06-12-42	2,600,000	3,171,362
PTTEP Treasury Center Company, Ltd. (4.600% to 7-17-22, then 5 Year CMT + 2.724%) (A)(B)	4.600	07-17-22	6,050,000	5,823,458
Togo 0.5%				4,035,079
Banque Ouest Africaine de Developpement (A)	5.000	07-27-27	4,200,000	4,035,079
Turkey 0.6%				4,713,737
Turkcell Iletisim Hizmetleri AS (A)	5.750	10-15-25	5,500,000	4,713,737
United Kingdom 0.3%				2,099,136
Liquid Telecommunications Financing PLC (A)	8.500	07-13-22	2,050,000	2,099,136
United States 0.3%				2,902,227
CNOOC Finance 2015 USA LLC	3.500	05-05-25	3,000,000	2,902,227
Virgin Islands, British 1.1%				9,570,679
State Grid Overseas Investment 2016, Ltd.	3.500	05-04-27	10,000,000	9,570,679

	Shares	Value
Common stocks 0.1%		$885,764
(Cost $5,909,631)
Colombia 0.1%		885,764
Frontera Energy Corp. (C)	62,290	885,764

18	JOHN HANCOCK EMERGING MARKETS DEBT FUND | ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Yield* (%)	Maturity date	Par value^	Value
Short-term investments 8.5%				$73,498,864
(Cost $73,495,266)
U.S. Government Agency 2.7%				23,596,000
Federal Agricultural Mortgage Corp. Discount Note	1.830	09-04-18	4,744,000	4,744,000
Federal Home Loan Bank Discount Note	1.830	09-04-18	18,852,000	18,852,000

	Yield (%)	Shares	Value
Money market funds 1.1%			9,481,864
JPMorgan U.S. Treasury Plus Money Market Fund, Institutional Class	1.7986(D)	9,481,864	9,481,864

	Par value^	Value
Repurchase agreement 4.7%		40,421,000
Barclays Tri-Party Repurchase Agreement dated 8-31-18 at 1.940% to be repurchased at $40,429,713 on 9-4-18, collateralized by $38,830,100 U.S. Treasury Inflation Indexed Notes, 0.125% due 4-15-20 (valued at $41,238,329, including interest)	40,421,000	40,421,000
Total investments (Cost $911,941,844) 99.5%		$854,781,265
Other assets and liabilities, net 0.5%		3,886,254
Total net assets 100.0%		$858,667,519

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
^All par values are denominated in U.S. dollars unless otherwise indicated.
Currency Abbreviations
BRL	Brazilian Real
EUR	Euro
MXN	Mexican Peso
UYU	Uruguayan Peso
ZAR	South African Rand

Security Abbreviations and Legend
CMT	Constant Maturity Treasury
PIK	Pay-in-Kind Security - Represents a payment-in-kind which may pay interest in additional par and/or cash. Rates shown are the current rate and most recent payment rate.
(A)	These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration. Rule 144A securities amounted to $342,838,536 or 39.9% of the fund's net assets as of 8-31-18.
(B)	Perpetual bonds have no stated maturity date. Date shown as maturity date is next call date.
(C)	Non-income producing security.
(D)	The rate shown is the annualized seven-day yield as of 8-31-18.
*	Yield represents either the annualized yield at the date of purchase, the stated coupon rate or, for floating rate securities, the rate at period end.
SEE NOTES TO FINANCIAL STATEMENTS	ANNUAL REPORT | JOHN HANCOCK EMERGING MARKETS DEBT FUND	19

DERIVATIVES
FORWARD FOREIGN CURRENCY CONTRACTS
Contract to buy		Contract to sell		Counterparty (OTC)	Contractual settlement date	Unrealized appreciation	Unrealized depreciation
CNY	34,377,225	USD	5,006,893	Citigroup	11/21/2018	$8,167	—
EUR	6,753,000	USD	8,026,315	Citigroup	9/19/2018	—	$(178,999)
USD	5,000,000	CNY	34,377,225	Citigroup	11/21/2018	—	(15,060)
						$8,167	$(194,059)

Derivatives Currency Abbreviations
CNY	Chinese Yuan Renminbi
EUR	Euro
USD	U.S. Dollar
At 8-31-18, the aggregate cost of investments for federal income tax purposes was $915,937,807. Net unrealized depreciation aggregated to $61,342,434, of which $4,852,416 related to gross unrealized appreciation and $66,194,850 related to gross unrealized depreciation.
OTC is an abbreviation for over-the-counter. See Notes to financial statements regarding investment transactions and other derivatives information.
20	JOHN HANCOCK EMERGING MARKETS DEBT FUND | ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

Financial statements
STATEMENT OF ASSETS AND LIABILITIES 8-31-18

Assets
Unaffiliated investments, at value (Cost $911,941,844)	$854,781,265
Unrealized appreciation on forward foreign currency contracts	8,167
Foreign currency, at value (Cost $64)	64
Cash segregated at custodian for OTC derivative contracts	290,000
Interest receivable	11,665,428
Receivable for fund shares sold	5,563
Other assets	76,565
Total assets	866,827,052
Liabilities
Unrealized depreciation on forward foreign currency contracts	194,059
Due to custodian	4,786,482
Distributions payable	493
Payable for investments purchased	2,958,471
Payable for fund shares repurchased	24,912
Payable to affiliates
Accounting and legal services fees	40,950
Transfer agent fees	1,862
Distribution and service fees	3
Trustees' fees	409
Other liabilities and accrued expenses	151,892
Total liabilities	8,159,533
Net assets	$858,667,519
Net assets consist of
Paid-in capital	$948,801,250
Undistributed net investment income	51,479
Accumulated net realized gain (loss) on investments, futures contracts and foreign currency transactions	(32,833,647)
Net unrealized appreciation (depreciation) on investments and translation of assets and liabilities in foreign currencies	(57,351,563)
Net assets	$858,667,519

SEE NOTES TO FINANCIAL STATEMENTS	ANNUAL REPORT | JOHN HANCOCK EMERGING MARKETS DEBT FUND	21

STATEMENT OF ASSETS AND LIABILITIES 8-31-18  (continued)

Net asset value per share
Based on net asset value and shares outstanding - the fund has an unlimited number of shares authorized with no par value
Class A ($2,509,047 ÷ 283,286 shares) [1]	$8.86
Class C ($622,297 ÷ 70,324 shares) [1]	$8.85
Class I ($14,294,228 ÷ 1,612,609 shares)	$8.86
Class R2 ($58,953 ÷ 6,660 shares)	$8.85
Class R4 ($45,013 ÷ 5,087 shares)	$8.85
Class R6 ($923,636 ÷ 104,321 shares)	$8.85
Class NAV ($840,214,345 ÷ 94,889,704 shares)	$8.85
Maximum offering price per share
Class A (net asset value per share ÷ 96%)[2]	$9.23

[1]	Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.
[2]	On single retail sales of less than $100,000. On sales of $100,000 or more and on group sales the offering price is reduced.
22	JOHN HANCOCK EMERGING MARKETS DEBT FUND | ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

STATEMENT OF OPERATIONS For the year ended  8-31-18

Investment income
Interest	$45,962,683
Less foreign taxes withheld	(7,427)
Total investment income	45,955,256
Expenses
Investment management fees	5,829,425
Distribution and service fees	23,960
Accounting and legal services fees	120,560
Transfer agent fees	23,790
Trustees' fees	12,455
Custodian fees	178,553
State registration fees	87,610
Printing and postage	24,755
Professional fees	109,690
Other	33,851
Total expenses	6,444,649
Less expense reductions	(70,116)
Net expenses	6,374,533
Net investment income	39,580,723
Realized and unrealized gain (loss)
Net realized gain (loss) on
Unaffiliated investments and foreign currency transactions	(2,170,593)
Futures contracts	526,722
Forward foreign currency contracts	(632,411)
(2,276,282)
Change in net unrealized appreciation (depreciation) of
Unaffiliated investments and translation of assets and liabilities in foreign currencies	(80,334,084)
Futures contracts	26,012
Forward foreign currency contracts	(1,033,357)
(81,341,429)
Net realized and unrealized loss	(83,617,711)
Decrease in net assets from operations	$(44,036,988)

SEE NOTES TO FINANCIAL STATEMENTS	ANNUAL REPORT | JOHN HANCOCK EMERGING MARKETS DEBT FUND	23

STATEMENTS OF CHANGES IN NET ASSETS

	Year ended 8-31-18	Year ended 8-31-17
Increase (decrease) in net assets
From operations
Net investment income	$39,580,723	$34,824,276
Net realized loss	(2,276,282)	(3,304,923)
Change in net unrealized appreciation (depreciation)	(81,341,429)	21,782,506
Increase (decrease) in net assets resulting from operations	(44,036,988)	53,301,859
Distributions to shareholders
From net investment income
Class A	(267,363)	(146,752)
Class C	(29,838)	(15,524)
Class I	(770,780)	(539,126)
Class R2	(3,664)	(5,957)
Class R4	(3,172)	(5,770)
Class R6	(40,911)	(30,220)
Class NAV	(42,562,815)	(37,965,061)
Total distributions	(43,678,543)	(38,708,410)
From fund share transactions	129,712,725	220,571,294
Total increase	41,997,194	235,164,743
Net assets
Beginning of year	816,670,325	581,505,582
End of year	$858,667,519	$816,670,325
Undistributed net investment income	$51,479	$2,768,787
24	JOHN HANCOCK EMERGING MARKETS DEBT FUND | ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

Financial highlights
CLASS A SHARES Period ended	8-31-18	8-31-17	8-31-16	8-31-15	8-31-14
Per share operating performance
Net asset value, beginning of period	$9.87	$9.69	$8.82	$10.14	$9.35
Net investment income[1]	0.41	0.46	0.49	0.43	0.45
Net realized and unrealized gain (loss) on investments	(0.96)	0.23	0.85	(1.28)	0.84
Total from investment operations	(0.55)	0.69	1.34	(0.85)	1.29
Less distributions
From net investment income	(0.46)	(0.51)	(0.47)	(0.44)	(0.46)
From net realized gain	—	—	—	—	(0.04)
From tax return of capital	—	—	—	(0.03)	—
Total distributions	(0.46)	(0.51)	(0.47)	(0.47)	(0.50)
Net asset value, end of period	$8.86	$9.87	$9.69	$8.82	$10.14
Total return (%)[2,3]	(5.75)	7.54	15.80	(8.61)	14.19
Ratios and supplemental data
Net assets, end of period (in millions)	$3	$4	$2	$2	$4
Ratios (as a percentage of average net assets):
Expenses before reductions	1.18	1.21	1.24	1.39	3.43
Expenses including reductions	1.17	1.20	1.23	1.35	1.35
Net investment income	4.34	4.82	5.47	4.53	4.50
Portfolio turnover (%)	23	20	26	27	24

[1]	Based on average daily shares outstanding.
[2]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[3]	Does not reflect the effect of sales charges, if any.
SEE NOTES TO FINANCIAL STATEMENTS	ANNUAL REPORT | JOHN HANCOCK EMERGING MARKETS DEBT FUND	25

CLASS C SHARES Period ended	8-31-18	8-31-17	8-31-16	8-31-15	8-31-14 [1]
Per share operating performance
Net asset value, beginning of period	$9.86	$9.67	$8.81	$10.13	$10.15
Net investment income (loss)[2]	0.35	0.39	0.43	0.34	(0.03)
Net realized and unrealized gain (loss) on investments	(0.96)	0.25	0.84	(1.28)	0.01
Total from investment operations	(0.61)	0.64	1.27	(0.94)	(0.02)
Less distributions
From net investment income	(0.40)	(0.45)	(0.41)	(0.35)	— [3]
From tax return of capital	—	—	—	(0.03)	—
Total distributions	(0.40)	(0.45)	(0.41)	(0.38)	— [3]
Net asset value, end of period	$8.85	$9.86	$9.67	$8.81	$10.13
Total return (%)[4,5]	(6.40)	6.68	15.14	(9.47)	(0.17) [6]
Ratios and supplemental data
Net assets, end of period (in millions)	$1	$1	$— [7]	$— [7]	$— [7]
Ratios (as a percentage of average net assets):
Expenses before reductions	1.88	1.90	1.94	3.59	18.13 [8]
Expenses including reductions	1.87	1.90	1.93	2.30	2.30 [8]
Net investment income (loss)	3.68	4.05	4.88	3.65	(30.30) [8]
Portfolio turnover (%)	23	20	26	27	24 [9]

[1]	The inception date for Class C shares is 8-28-14.
[2]	Based on average daily shares outstanding.
[3]	Less than $0.005 per share.
[4]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[5]	Does not reflect the effect of sales charges, if any.
[6]	Not annualized.
[7]	Less than $500,000.
[8]	Annualized.
[9]	Portfolio turnover is shown for the period from 9-1-13 to 8-31-14.
26	JOHN HANCOCK EMERGING MARKETS DEBT FUND | ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

CLASS I SHARES Period ended	8-31-18	8-31-17	8-31-16	8-31-15	8-31-14
Per share operating performance
Net asset value, beginning of period	$9.88	$9.70	$8.83	$10.15	$9.35
Net investment income[1]	0.44	0.48	0.53	0.47	0.45
Net realized and unrealized gain (loss) on investments	(0.97)	0.24	0.84	(1.29)	0.88
Total from investment operations	(0.53)	0.72	1.37	(0.82)	1.33
Less distributions
From net investment income	(0.49)	(0.54)	(0.50)	(0.47)	(0.49)
From net realized gain	—	—	—	—	(0.04)
From tax return of capital	—	—	—	(0.03)	—
Total distributions	(0.49)	(0.54)	(0.50)	(0.50)	(0.53)
Net asset value, end of period	$8.86	$9.88	$9.70	$8.83	$10.15
Total return (%)[2]	(5.56)	7.87	16.14	(8.23)	14.61
Ratios and supplemental data
Net assets, end of period (in millions)	$14	$14	$8	$4	$10
Ratios (as a percentage of average net assets):
Expenses before reductions	0.89	0.89	0.93	0.98	2.04
Expenses including reductions	0.88	0.89	0.92	0.97	1.04
Net investment income	4.64	5.01	5.97	4.89	4.60
Portfolio turnover (%)	23	20	26	27	24

[1]	Based on average daily shares outstanding.
[2]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
SEE NOTES TO FINANCIAL STATEMENTS	ANNUAL REPORT | JOHN HANCOCK EMERGING MARKETS DEBT FUND	27

CLASS R2 SHARES Period ended	8-31-18	8-31-17	8-31-16	8-31-15 [1]
Per share operating performance
Net asset value, beginning of period	$9.87	$9.69	$8.82	$9.35
Net investment income[2]	0.42	0.48	0.51	0.20
Net realized and unrealized gain (loss) on investments	(0.97)	0.23	0.85	(0.53)
Total from investment operations	(0.55)	0.71	1.36	(0.33)
Less distributions
From net investment income	(0.47)	(0.53)	(0.49)	(0.19)
From tax return of capital	—	—	—	(0.01)
Total distributions	(0.47)	(0.53)	(0.49)	(0.20)
Net asset value, end of period	$8.85	$9.87	$9.69	$8.82
Total return (%)[3]	(5.75)	7.70	16.02	(3.60) [4]
Ratios and supplemental data
Net assets, end of period (in millions)	$— [5]	$— [5]	$— [5]	$— [5]
Ratios (as a percentage of average net assets):
Expenses before reductions	1.08	1.06	1.08	1.06 [6]
Expenses including reductions	1.07	1.06	1.07	1.05 [6]
Net investment income	4.40	5.02	5.78	4.91 [6]
Portfolio turnover (%)	23	20	26	27 [7]

[1]	The inception date for Class R2 shares is 3-27-15.
[2]	Based on average daily shares outstanding.
[3]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[4]	Not annualized.
[5]	Less than $500,000.
[6]	Annualized.
[7]	Portfolio turnover is shown for the period from 9-1-14 to 8-31-15.
28	JOHN HANCOCK EMERGING MARKETS DEBT FUND | ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

CLASS R4 SHARES Period ended	8-31-18	8-31-17	8-31-16	8-31-15 [1]
Per share operating performance
Net asset value, beginning of period	$9.87	$9.69	$8.82	$9.35
Net investment income[2]	0.43	0.49	0.52	0.20
Net realized and unrealized gain (loss) on investments	(0.96)	0.23	0.85	(0.53)
Total from investment operations	(0.53)	0.72	1.37	(0.33)
Less distributions
From net investment income	(0.49)	(0.54)	(0.50)	(0.19)
From tax return of capital	—	—	—	(0.01)
Total distributions	(0.49)	(0.54)	(0.50)	(0.20)
Net asset value, end of period	$8.85	$9.87	$9.69	$8.82
Total return (%)[3]	(5.61)	7.82	16.13	(3.56) [4]
Ratios and supplemental data
Net assets, end of period (in millions)	$— [5]	$— [5]	$— [5]	$— [5]
Ratios (as a percentage of average net assets):
Expenses before reductions	1.04	1.05	1.08	1.06 [6]
Expenses including reductions	0.93	0.94	0.97	0.95 [6]
Net investment income	4.51	5.16	5.88	5.01 [6]
Portfolio turnover (%)	23	20	26	27 [7]

[1]	The inception date for Class R4 shares is 3-27-15.
[2]	Based on average daily shares outstanding.
[3]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[4]	Not annualized.
[5]	Less than $500,000.
[6]	Annualized.
[7]	Portfolio turnover is shown for the period from 9-1-14 to 8-31-15.
SEE NOTES TO FINANCIAL STATEMENTS	ANNUAL REPORT | JOHN HANCOCK EMERGING MARKETS DEBT FUND	29

CLASS R6 SHARES Period ended	8-31-18	8-31-17	8-31-16	8-31-15 [1]
Per share operating performance
Net asset value, beginning of period	$9.87	$9.69	$8.82	$9.35
Net investment income[2]	0.46	0.48	0.49	0.21
Net realized and unrealized gain (loss) on investments	(0.98)	0.25	0.89	(0.53)
Total from investment operations	(0.52)	0.73	1.38	(0.32)
Less distributions
From net investment income	(0.50)	(0.55)	(0.51)	(0.20)
From tax return of capital	—	—	—	(0.01)
Total distributions	(0.50)	(0.55)	(0.51)	(0.21)
Net asset value, end of period	$8.85	$9.87	$9.69	$8.82
Total return (%)[3]	(5.48)	7.99	16.33	(3.49) [4]
Ratios and supplemental data
Net assets, end of period (in millions)	$1	$1	$— [5]	$— [5]
Ratios (as a percentage of average net assets):
Expenses before reductions	0.79	0.80	0.83	0.81 [6]
Expenses including reductions	0.78	0.79	0.81	0.78 [6]
Net investment income	4.83	5.04	5.37	5.17 [6]
Portfolio turnover (%)	23	20	26	27 [7]

[1]	The inception date for Class R6 shares is 3-27-15.
[2]	Based on average daily shares outstanding.
[3]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[4]	Not annualized.
[5]	Less than $500,000.
[6]	Annualized.
[7]	Portfolio turnover is shown for the period from 9-1-14 to 8-31-15.
30	JOHN HANCOCK EMERGING MARKETS DEBT FUND | ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

CLASS NAV SHARES Period ended	8-31-18	8-31-17	8-31-16	8-31-15	8-31-14
Per share operating performance
Net asset value, beginning of period	$9.87	$9.69	$8.82	$10.14	$9.34
Net investment income[1]	0.45	0.50	0.54	0.49	0.50
Net realized and unrealized gain (loss) on investments	(0.97)	0.24	0.84	(1.29)	0.85
Total from investment operations	(0.52)	0.74	1.38	(0.80)	1.35
Less distributions
From net investment income	(0.50)	(0.56)	(0.51)	(0.48)	(0.51)
From net realized gain	—	—	—	—	(0.04)
From tax return of capital	—	—	—	(0.04)	—
Total distributions	(0.50)	(0.56)	(0.51)	(0.52)	(0.55)
Net asset value, end of period	$8.85	$9.87	$9.69	$8.82	$10.14
Total return (%)[2]	(5.46)	8.00	16.29	(8.09)	14.83
Ratios and supplemental data
Net assets, end of period (in millions)	$840	$797	$570	$552	$475
Ratios (as a percentage of average net assets):
Expenses before reductions	0.77	0.79	0.81	0.79	0.88
Expenses including reductions	0.77	0.78	0.81	0.78	0.87
Net investment income	4.79	5.28	6.03	5.17	5.15
Portfolio turnover (%)	23	20	26	27	24

[1]	Based on average daily shares outstanding.
[2]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
SEE NOTES TO FINANCIAL STATEMENTS	ANNUAL REPORT | JOHN HANCOCK EMERGING MARKETS DEBT FUND	31

Notes to financial statements

Note 1 — Organization

John Hancock Emerging Markets Debt Fund (the fund) is a series of John Hancock Funds II (the Trust), an open-end management investment company organized as a Massachusetts business trust and registered under the Investment Company Act of 1940, as amended (the 1940 Act). The investment objective of the fund is to seek total return with an emphasis on current income as well as capital appreciation.

The fund may offer multiple classes of shares. The shares currently offered are detailed in the Statement of assets and liabilities. Class A and Class C shares are offered to all investors. Class I shares are offered to institutions and certain investors. Class R2 and Class R4 shares are available only to certain retirement plans. Class R6 shares are only available to certain retirement plans, institutions and other investors. Class NAV shares are offered to John Hancock affiliated funds of funds, retirement plans for employees of John Hancock and/or Manulife Financial Corporation, and certain 529 plans. Class C shares convert to Class A shares ten years after purchase (certain exclusions may apply). Shareholders of each class have exclusive voting rights to matters that affect that class. The distribution and service fees, if any, and transfer agent fees for each class may differ.

Note 2 — Significant accounting policies

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (US GAAP), which require management to make certain estimates and assumptions as of the date of the financial statements. Actual results could differ from those estimates and those differences could be significant. The fund qualifies as investment company under Topic 946 of Accounting Standards Codification of US GAAP.

Events or transactions occurring after the end of the fiscal period through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the fund:

Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 p.m., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the net asset value (NAV) may be determined as of the regularly scheduled close of the NYSE pursuant to the fund's Valuation Policies and Procedures.

In order to value the securities, the fund uses the following valuation techniques: Debt obligations are valued based on the evaluated prices provided by an independent pricing vendor or from broker-dealers. Independent pricing vendors utilize matrix pricing which takes into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data, as well as broker supplied prices. Equity securities held by the fund are typically valued at the last sale price or official closing price on the exchange or principal market where the security trades. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Investments by the fund in open-end mutual funds are valued at their respective NAVs each business day. Foreign securities and currencies, including forward foreign currency contracts, are valued in U.S. dollars based on foreign currency exchange rates supplied by an independent pricing vendor.

In certain instances, the Pricing Committee may determine to value equity securities using prices obtained from another exchange or market if trading on the exchange or market on which prices are typically obtained did not open for trading as scheduled, or if trading closed earlier than scheduled, and trading occurred as normal on another exchange or market.

Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the fund's Pricing Committee following procedures established by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed. Trading in foreign securities may be completed before the scheduled daily close of trading on the NYSE. Significant events at the issuer or market level may affect the values of securities between the time when the valuation of the securities is generally determined and the close of the NYSE. If a significant event occurs, these securities may be fair valued, as determined in good faith by the fund's Pricing Committee, following procedures established by the Board of Trustees. The fund uses fair value adjustment

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factors provided by an independent pricing vendor to value certain foreign securities in order to adjust for events that may occur between the close of foreign exchanges or markets and the close of the NYSE.

The fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the fund's own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.

The following is a summary of the values by input classification of the fund's investments as of August 31, 2018, by major security category or type:

	Total value at 8-31-18	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
Investments in securities:
Assets
U.S. Government and Agency obligations	$17,230,649	—	$17,230,649	—
Foreign government obligations	335,509,379	—	335,509,379	—
Corporate bonds	427,656,609	—	427,656,609	—
Common stocks	885,764	$885,764	—	—
Short-term investments	73,498,864	9,481,864	64,017,000	—
Total investments in securities	$854,781,265	$10,367,628	$844,413,637	—
Derivatives:
Assets
Forward foreign currency contracts	$8,167	—	$8,167	—
Liabilities
Forward foreign currency contracts	(194,059)	—	(194,059)	—

Repurchase agreements. The fund may enter into repurchase agreements. When the fund enters into a repurchase agreement, it receives collateral that is held in a segregated account by the fund's custodian, or for tri-party repurchase agreements, collateral is held at a third-party custodian bank in a segregated account for the benefit of the fund. The collateral amount is marked-to-market and monitored on a daily basis to ensure that the collateral held is in an amount not less than the principal amount of the repurchase agreement plus any accrued interest. Collateral received by the fund for repurchase agreements is disclosed in the Fund's investments as part of the caption related to the repurchase agreement.

Repurchase agreements are typically governed by the terms and conditions of the Master Repurchase Agreement and/or Global Master Repurchase Agreement (collectively, MRA). Upon an event of default, the non-defaulting party may close out all transactions traded under the MRA and net amounts owed. Absent an event of default, assets and liabilities resulting from repurchase agreements are not offset in the Statement of assets and liabilities. In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the collateral value may decline or the counterparty may have insufficient assets to pay back claims resulting from close-out of the transactions.

Security transactions and related investment income. Investment security transactions are accounted for on a trade date plus one basis for daily NAV calculations. However, for financial reporting purposes, investment transactions are reported on trade date. Interest income is accrued as earned. Interest income includes coupon interest and amortization/

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accretion of premiums/discounts on debt securities. Debt obligations may be placed in a non-accrual status and related interest income may be reduced by stopping current accruals and writing off interest receivable when the collection of all or a portion of interest has become doubtful. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds from litigation.

Foreign investing. Assets, including investments and liabilities denominated in foreign currencies, are translated into U.S. dollar values each day at the prevailing exchange rate. Purchases and sales of securities, income and expenses are translated into U.S. dollars at the prevailing exchange rate on the date of the transaction. The effect of changes in foreign currency exchange rates on the value of securities is reflected as a component of the realized and unrealized gains (losses) on investments. Foreign investments are subject to a decline in the value of a foreign currency versus the U.S. dollar, which reduces the dollar value of securities denominated in that currency.

Funds that invest internationally generally carry more risk than funds that invest strictly in U.S. securities. These risks are heightened for investments in emerging markets. Risks can result from differences in economic and political conditions, regulations, market practices (including higher transaction costs), accounting standards and other factors.

Foreign taxes. The fund may be subject to withholding tax on income, capital gains or repatriation taxes imposed by certain countries, a portion of which may be recoverable. Foreign taxes are accrued based upon the fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests. Taxes are accrued based on gains realized by the fund as a result of certain foreign security sales. In certain circumstances, estimated taxes are accrued based on unrealized appreciation of such securities. Investment income is recorded net of foreign withholding taxes, less any amounts reclaimable.

Line of credit. The fund may have the ability to borrow from banks for temporary or emergency purposes, including meeting redemption requests that otherwise might require the untimely sale of securities. Pursuant to the fund's custodian agreement, the custodian may loan money to the fund to make properly authorized payments. The fund is obligated to repay the custodian for any overdraft, including any related costs or expenses. The custodian may have a lien, security interest or security entitlement in any fund property that is not otherwise segregated or pledged, to the extent of any overdraft, and to the maximum extent permitted by law.

The fund and other affiliated funds have entered into a syndicated line of credit agreement with Citibank, N.A. as the administrative agent that enables them to participate in a $750 million unsecured committed line of credit. Excluding commitments designated for a certain fund and subject to the needs of all other affiliated funds, the fund can borrow up to an aggregate commitment amount of $500 million, subject to asset coverage and other limitations as specified in the agreement. A commitment fee payable at the end of each calendar quarter, based on the average daily unused portion of the line of credit, is charged to each participating fund based on a combination of fixed and asset based allocations and is reflected in Other expenses on the Statement of operations. For the year ended August 31, 2018, the fund had no borrowings under the line of credit. Commitment fees for the year ended August 31, 2018, were $3,561.

Expenses. Within the John Hancock group of funds complex, expenses that are directly attributable to an individual fund are allocated to such fund. Expenses that are not readily attributable to a specific fund are allocated among all funds in an equitable manner, taking into consideration, among other things, the nature and type of expense and the fund's relative net assets. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Class allocations. Income, common expenses and realized and unrealized gains (losses) are determined at the fund level and allocated daily to each class of shares based on the net assets of the class. Class-specific expenses, such as distribution and service fees, if any, and transfer agent fees, for all classes, are charged daily at the class level based on the net assets of each class and the specific expense rates applicable to each class.

Federal income taxes. The fund intends to continue to qualify as a regulated investment company by complying with the applicable provisions of the Internal Revenue Code and will not be subject to federal income tax on taxable income that is distributed to shareholders. Therefore, no federal income tax provision is required.

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For federal income tax purposes, as of August 31, 2018, the fund has a short-term capital loss carryforward of $9,163,353 and a long-term capital loss carryforward of $19,488,440 available to offset future net realized capital gains. These carryforwards do not expire.

As of August 31, 2018, the fund had no uncertain tax positions that would require financial statement recognition, derecognition or disclosure. The fund's federal tax returns are subject to examination by the Internal Revenue Service for a period of three years.

Distribution of income and gains. Distributions to shareholders from net investment income and net realized gains, if any, are recorded on the ex-date. The fund generally declares dividends daily and pays them monthly. Capital gain distributions, if any, are typically distributed annually.

The tax character of distributions for the years ended August 31, 2018 and 2017 were as follows:

	August 31, 2018	August 31, 2017
Ordinary Income	$43,678,543	$38,708,410

Distributions paid by the fund with respect to each class of shares are calculated in the same manner, at the same time and in the same amount, except for the effect of class level expenses that may be applied differently to each class. As of August 31, 2018, the fund had no distributable earnings on a tax basis.

Such distributions and distributable earnings, on a tax basis, are determined in conformity with income tax regulations, which may differ from US GAAP. Distributions in excess of tax basis earnings and profits, if any, are reported in the fund's financial statements as a return of capital.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences, if any, will reverse in a subsequent period. Book-tax differences are primarily attributable to foreign currency transactions, wash sale loss deferrals, and amortization and accretion on debt securities.

Note 3 — Derivative Instruments

The fund may invest in derivatives in order to meet its investment objective. Derivatives include a variety of different instruments that may be traded in the over-the-counter (OTC) market, on a regulated exchange or through a clearing facility. The risks in using derivatives vary depending upon the structure of the instruments, including the use of leverage, optionality, the liquidity or lack of liquidity of the contract, the creditworthiness of the counterparty or clearing organization and the volatility of the position. Some derivatives involve risks that are potentially greater than the risks associated with investing directly in the referenced securities or other referenced underlying instrument. Specifically, the fund is exposed to the risk that the counterparty to an OTC derivatives contract will be unable or unwilling to make timely settlement payments or otherwise honor its obligations. OTC derivatives transactions typically can only be closed out with the other party to the transaction.

Forward foreign currency contracts are typically traded through the OTC market. Certain forwards are regulated by the Commodity Futures Trading Commission. Derivative counterparty risk is managed through an ongoing evaluation of the creditworthiness of all potential counterparties and, if applicable, designated clearing organizations. The fund attempts to reduce its exposure to counterparty risk for derivatives traded in the OTC market, whenever possible, by entering into an International Swaps and Derivatives Association (ISDA) Master Agreement with each of its OTC counterparties. The ISDA gives each party to the agreement the right to terminate all transactions traded under the agreement if there is certain deterioration in the credit quality or contractual default of the other party, as defined in the ISDA. Upon an event of default or a termination of the ISDA, the non-defaulting party has the right to close out all transactions and to net amounts owed.

As defined by the ISDA, the fund may have collateral agreements with certain counterparties to mitigate counterparty risk on OTC derivatives. Subject to established minimum levels, collateral for OTC transactions is generally determined based on the net aggregate unrealized gain or loss on contracts with a particular counterparty. Collateral pledged to the fund is held in a segregated account by a third-party agent or held by the custodian bank for the benefit of the fund and can be in the form of

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cash or debt securities issued by the U.S. government or related agencies; collateral posted by the fund for OTC transactions is held in a segregated account at the fund's custodian and is noted in the accompanying fund's investments, or if cash is posted, on the Statement of assets and liabilities. The fund's maximum risk of loss due to counterparty risk is equal to the asset value of outstanding contracts offset by collateral received.

Futures are traded or cleared on an exchange or central clearinghouse. Exchange-traded or centrally-cleared transactions generally present less counterparty risk to a fund than OTC transactions. The exchange or clearinghouse stands between the fund and the broker to the contract and therefore, credit risk is generally limited to the failure of the exchange or clearinghouse and the clearing member.

Futures. A futures contract is a contractual agreement to buy or sell a particular currency or financial instrument at a pre-determined price in the future. Risks related to the use of futures contracts include possible illiquidity of the futures markets, contract prices that can be highly volatile and imperfectly correlated to movements in the underlying financial instrument and potential losses in excess of the amounts recognized on the Statement of assets and liabilities. Use of long futures contracts subjects the fund to the risk of loss up to the notional value of the futures contracts. Use of short futures contracts subjects the fund to unlimited risk of loss.

Upon entering into a futures contract, the fund is required to deposit initial margin with the broker in the form of cash or securities. The amount of required margin is generally based on a percentage of the contract value; this amount is the initial margin for the trade. The margin deposit must then be maintained at the established level over the life of the contract. Futures margin receivable / payable is included on the Statement of assets and liabilities. Futures contracts are marked-to-market daily and an appropriate payable or receivable for the change in value (variation margin) and unrealized gain or loss is recorded by the fund. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

During the year ended August 31, 2018, the fund used futures contracts to manage duration of the fund, manage against anticipated interest rate changes and gain exposure to treasuries markets. The fund held futures contracts with notional values ranging up to $14.0 million, as measured at each quarter end.

Forward foreign currency contracts. A forward foreign currency contract is an agreement between two parties to buy and sell specific currencies at a price that is set on the date of the contract. The forward contract calls for delivery of the currencies on a future date that is specified in the contract. Risks related to the use of forwards include the possible failure of counterparties to meet the terms of the forward agreement, the failure of the counterparties to timely post collateral if applicable, the risk that currency movements will not favor the fund thereby reducing the fund's total return, and the potential for losses in excess of the amounts recognized on the Statement of assets and liabilities.

The market value of a forward foreign currency contract fluctuates with changes in foreign currency exchange rates. Forward foreign currency contracts are marked-to-market daily and the change in value is recorded by the fund as an unrealized gain or loss. Realized gains or losses, equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed, are recorded upon delivery or receipt of the currency or settlement with the counterparty.

During the year ended August 31, 2018, the fund used forward foreign currency contracts to manage against anticipated changes in currency exchange rates, gain exposure to foreign currency and to maintain diversity and liquidity of the fund. The fund held forward foreign currency contracts with U.S. Dollar notional values ranging from $18.0 million to $112.5 million, as measured at each quarter end.

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Fair value of derivative instruments by risk category

The table below summarizes the fair value of derivatives held by the fund at August 31, 2018 by risk category:

Risk	Statement of assets and liabilities location	Financial instruments location	Assets derivatives fair value	Liabilities derivatives fair value
Foreign currency	Unrealized appreciation / depreciation on forward foreign currency contracts	Forward foreign currency contracts	$8,167	($194,059)

For financial reporting purposes, the fund does not offset OTC derivative assets or liabilities that are subject to master netting arrangements, as defined by the ISDAs, in the Statement of assets and liabilities. In the event of default by the counterparty or a termination of the agreement, the ISDA allows an offset of amounts across the various transactions between the fund and the applicable counterparty.

Effect of derivative instruments on the Statement of operations

The table below summarizes the net realized gain (loss) included in the net increase (decrease) in net assets from operations, classified by derivative instrument and risk category, for the year ended August 31, 2018:

Statement of operations location - net realized gain (loss) on:
Risk	Futures contracts	Forward foreign currency contracts	Total
Foreign currency	—	($632,411)	($632,411)
Interest rate	$526,722	—	526,722
Total	$526,722	($632,411)	($105,689)

The table below summarizes the net change in unrealized appreciation (depreciation) included in the net increase (decrease) in net assets from operations, classified by derivative instrument and risk category, for the year ended August 31, 2018:

Statement of operations location - change in net unrealized appreciation (depreciation) of:
Risk	Futures contracts	Forward foreign currency contracts	Total
Interest rate	$26,012	—	$26,012
foreign currency	—	($1,033,357)	($1,033,357)
Total	$26,012	($1,033,357)	($1,007,345)

Note 4 — Guarantees and indemnifications

Under the Trust's organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust, including the fund. Additionally, in the normal course of business, the fund enters into contracts with service providers that contain general indemnification clauses. The fund's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the fund that have not yet occurred. The risk of material loss from such claims is considered remote.

Note 5 — Fees and transactions with affiliates

John Hancock Advisers, LLC (the Advisor) serves as investment Advisor for the fund. John Hancock Distributors, LLC (the Distributor), an affiliate of the Advisor, serves as principal underwriter of the fund. The Advisor and the Distributor are indirect, wholly owned subsidiaries of Manulife Financial Corporation (MFC).

Management fee. The fund has an investment management agreement with the Advisor under which the fund pays a monthly management fee to the Advisor equivalent on an annual basis to the sum of: (a) 0.725% of the first $250 million of the fund's average daily net assets; (b) 0.700% of the next $500 million of the fund's average daily net assets, and (c) 0.675% of the fund's average daily net assets in excess of $750 million. The Advisor has a subadvisory agreement with John

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Hancock Asset Management a division of Manulife Asset Management (US) LLC, an indirectly owned subsidiary of MFC and an affiliate of the Advisor. The fund is not responsible for payment of the subadvisory fees.

The Advisor has contractually agreed to waive a portion of its management fee and/or reimburse expenses for certain funds of the John Hancock group of funds complex, including the fund (the participating portfolios). This waiver is based upon aggregate net assets of all the participating portfolios. The amount of the reimbursement is calculated daily and allocated among all the participating portfolios in proportion to the daily net assets of each fund. During the year ended August 31, 2018, this waiver amounted to 0.01% of the fund's average net assets. This agreement expires on June 30, 2020, unless renewed by mutual agreement of the fund and the Advisor based upon a determination that this is appropriate under the circumstances at that time.

The Advisor contractually agrees to reduce its management fee or, if necessary, make payment to the fund, in an amount equal to the amount by which expenses of the fund exceed 0.78% of average net assets. For purposes of this agreement, "expenses of the fund" means all fund expenses, excluding taxes, brokerage commissions, interest expense, litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the fund's business, class-specific expenses, acquired fund fees and expenses paid indirectly, borrowing costs, prime brokerage fees, and short dividend expense. This agreement expires on December 31, 2018, unless renewed by mutual agreement of the fund and the Advisor based upon a determination that this is appropriate under the circumstances at that time.

For the year ended August 31, 2018, the expense reductions described above amounted to the following:

Class	Expense reduction	Class	Expense reduction
Class A	$467	Class R4	$5
Class C	60	Class R6	66
Class I	1,261	Class NAV	68,187
Class R2	6	Total	$70,052

Expenses waived or reimbursed in the current fiscal period are not subject to recapture in future fiscal periods.

The investment management fees incurred for the year ended August 31, 2018 were equivalent to a net annual effective rate of 0.70% of the fund's average daily net assets.

Accounting and legal services. Pursuant to a service agreement, the fund reimburses the Advisor for all expenses associated with providing the administrative, financial, legal, compliance, accounting and recordkeeping services to the fund, including the preparation of all tax returns, periodic reports to shareholders and regulatory reports, among other services. These expenses are allocated to each share class based on its relative net assets at the time the expense was incurred. These accounting and legal services fees incurred for the year ended August 31, 2018 amounted to an annual rate of 0.01% of the fund's average daily net assets.

Distribution and service plans. The fund has a distribution agreement with the Distributor. The fund has adopted distribution and service plans with respect to Class A, Class C, Class R2, and Class R4 shares pursuant to Rule 12b-1 under the 1940 Act, to pay the Distributor for services provided as the distributor of shares of the fund. In addition, under a service plan for Class R2 and Class R4 shares, the fund pays for certain other services. The fund may pay up to the following contractual rates of distribution and service fees under these arrangements, expressed as an annual percentage of average daily net assets for each class of the fund's shares:

Class	Rule 12b-1 fee	Service fee	Class	Rule 12b-1 fee	Service fee
Class A	0.30%	—	Class R2	0.25%	0.25%
Class C	1.00%	—	Class R4	0.25%	0.10%

The fund's Distributor has contractually agreed to waive 0.10% of Rule12b-1 fees for Class R4 shares. The current waiver agreement expires on December 31, 2018, unless renewed by mutual agreement of the fund and the Distributor based upon

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a determination that this is appropriate under the circumstances at the time. This contractual waiver amounted to $64 for Class R4 shares for the year ended August 31, 2018.

Sales charges. Class A shares are assessed up-front sales charges, which resulted in payments to the Distributor amounting to $10,865 for the year ended August 31, 2018. Of this amount, $1,554 was retained and used for printing prospectuses, advertising, sales literature and other purposes, $7,327 was paid as sales commissions to broker-dealers and $1,984 was paid as sales commissions to sales personnel of Signator Investors, Inc., a broker-dealer affiliate of the Advisor.

Class A and Class C shares may be subject to contingent deferred sales charges (CDSCs). Certain Class A shares that are acquired through purchases of $1 million or more and are redeemed within one year of purchase are subject to a 1.00% sales charge. Class C shares that are redeemed within one year of purchase are subject to a 1.00% CDSC. CDSCs are applied to the lesser of the current market value at the time of redemption or the original purchase cost of the shares being redeemed. Proceeds from CDSCs are used to compensate the Distributor for providing distribution-related services in connection with the sale of these shares. During the year ended August 31, 2018, CDSCs received by the Distributor amounted to $205 for Class C shares. During the year ended August 31, 2018, there were no CDSCs received by the Distributor for Class A shares.

Transfer agent fees. The John Hancock group of funds has a complex-wide transfer agent agreement with John Hancock Signature Services, Inc. (Signature Services), an affiliate of the Advisor. The transfer agent fees paid to Signature Services are determined based on the cost to Signature Services (Signature Services Cost) of providing recordkeeping services. It also includes out-of-pocket expenses, including payments made to third-parties for recordkeeping services provided to their clients who invest in one or more John Hancock funds. In addition, Signature Services Cost may be reduced by certain fees that Signature Services receives in connection with retirement and small accounts. Signature Services Cost is calculated monthly and allocated, as applicable, to five categories of share classes: Retail Share and Institutional Share Classes of Non-Municipal Bond Funds, Class R6 Shares, Retirement Share Classes and Municipal Bond Share Classes. Within each of these categories, the applicable costs are allocated to the affected John Hancock affiliated funds and/or classes, based on the relative average daily net assets.

Class level expenses. Class level expenses for the year ended August 31, 2018 were:

Class	Distribution and service fees	Transfer agent fees
Class A	$16,548	$5,954
Class C	7,033	759
Class I	—	16,962
Class R2	219	10
Class R4	160	8
Class R6	—	97
Total	$23,960	$23,790

Trustee expenses. The Trust compensates each Trustee who is not an employee of the Advisor or its affiliates. The costs of paying Trustee compensation and expenses are allocated to the fund based on its net assets relative to other funds within the John Hancock group of funds complex.

Interfund lending program. Pursuant to an Exemptive Order issued by the SEC, the fund, along with certain other funds advised by the Advisor or its affiliates, may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from, or lend money to, other participating affiliated funds. At period end, no

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interfund loans were outstanding. Interest expense is included in Other expenses on the Statement of operations. The fund's activity in this program during the period for which loans were outstanding was as follows:

Borrower or lender	Weighted average loan balance	Days outstanding	Weighted average interest rate	Interest income (expense)
Borrower	$3,998,122	4	1.700%	($755)
Lender	$3,497,636	1	1.715%	$167

Note 6 — Fund share transactions

Transactions in fund shares for the years ended August 31, 2018 and 2017 were as follows:

		Year ended 8-31-18		Year ended 8-31-17
	Shares	Amount	Shares	Amount
Class A shares
Sold	598,251	$5,833,376	498,012	$4,776,889
Distributions reinvested	27,919	265,313	15,228	143,703
Repurchased	(740,535)	(6,892,779)	(309,895)	(2,874,698)
Net increase (decrease)	(114,365)	$(794,090)	203,345	$2,045,894
Class C shares
Sold	32,113	$312,521	41,993	$398,708
Distributions reinvested	3,121	29,581	1,597	15,207
Repurchased	(24,560)	(227,534)	(3,507)	(32,652)
Net increase	10,674	$114,568	40,083	$381,263
Class I shares
Sold	1,335,655	$12,654,270	936,714	$8,982,527
Distributions reinvested	81,184	770,635	56,711	538,727
Repurchased	(1,238,730)	(11,672,734)	(427,147)	(3,998,001)
Net increase	178,109	$1,752,171	566,278	$5,523,253
Class R2 shares
Sold	737	$7,083	839	$8,020
Repurchased	(5,608)	(55,167)	(3)	(29)
Net increase (decrease)	(4,871)	$(48,084)	836	$7,991
Class R4 shares
Repurchased	(5,608)	$(55,183)	—	—
Net decrease	(5,608)	$(55,183)	—	—
Class R6 shares
Sold	35,752	$340,039	31,809	$299,647
Distributions reinvested	4,349	40,911	2,645	25,187
Repurchased	(7)	(64)	(13,109)	(125,391)
Net increase	40,094	$380,886	21,345	$199,443
Class NAV shares
Sold	16,734,850	$153,938,646	26,809,325	$258,784,051
Distributions reinvested	4,494,678	42,562,814	4,015,582	37,965,061
Repurchased	(7,113,822)	(68,139,003)	(8,892,099)	(84,335,662)
Net increase	14,115,706	$128,362,457	21,932,808	$212,413,450
Total net increase	14,219,739	$129,712,725	22,764,695	$220,571,294

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Affiliates of the fund owned 76%, 100%, 96% and 100% of shares of Class R2, Class R4, Class R6 and Class NAV, respectively, on August 31, 2018. Such concentration of shareholders' capital could have a material effect on the fund if such shareholders redeem from the fund.

Note 7 — Purchase and sale of securities

Purchases and sales of securities, other than short-term securities and U.S. Treasury obligations, amounted to $300,249,505 and $172,758,141, respectively, for the year ended August 31, 2018. Purchases and sales of U.S. Treasury obligations aggregated $25,854,572 and $8,623,910, respectively, for the year ended August 31, 2018.

Note 8 — Emerging-market risk

Foreign investing especially in emerging markets, has additional risks, such as currency and market volatility and political and social instability. Funds that invest a significant portion of assets in the securities of issuers based in countries with emerging market economies are subject to greater levels of foreign investment risk than funds investing primarily in more-developed foreign markets, since emerging-market securities may present other risks greater than, or in addition to, the risks of investing in developed foreign countries.

Note 9 — Investment by affiliated funds

Certain investors in the fund are affiliated funds that are managed by the Advisor and its affiliates. The affiliated funds do not invest in the fund for the purpose of exercising management or control; however, this investment may represent a significant portion of the fund's net assets. At August 31, 2018, funds within the John Hancock group of funds complex held 97.6% of the fund's net assets. The following funds had an affiliate ownership of 5% or more of the fund's net assets:

Fund	Affiliated concentration
John Hancock Funds II Multimanager Lifestyle Balanced Portfolio	35.9%
John Hancock Funds II Multimanager Lifestyle Growth Portfolio	22.4%
John Hancock Funds II Multimanager Lifestyle Moderate Portfolio	14.0%
John Hancock Funds II Multimanager Lifestyle Conservative Portfolio	11.0%

Note 10 — New rule issuance

In March 2017, the Financial Accounting Standards Board issued Accounting Standards Update (ASU) 2017-08, Premium Amortization on Purchased Callable Debt Securities, which shortens the premium amortization period for purchased non-contingently callable debt securities. The standard is effective for annual periods beginning after December 15, 2018 and interim periods within those fiscal years. At this time, management is evaluating the impact of ASU 2017-08 to the fund.

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REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Trustees of John Hancock Funds II and Shareholders of John Hancock Emerging Markets Debt Fund

Opinion on the Financial Statements

We have audited the accompanying statement of assets and liabilities, including the fund's investments, of John Hancock Emerging Markets Debt Fund (one of the funds constituting John Hancock Funds II, referred to hereafter as the "Fund") as of August 31, 2018, the related statement of operations for the year ended August 31, 2018, the statements of changes in net assets for each of the two years in the period ended August 31, 2018, including the related notes, and the financial highlights for each of the periods indicated therein (collectively referred to as the "financial statements"). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of August 31, 2018, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended August 31, 2018 and the financial highlights for each of the periods indicated therein in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements are the responsibility of the Fund's management. Our responsibility is to express an opinion on the Fund's financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) ("PCAOB") and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of August 31, 2018 by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

/s/ PricewaterhouseCoopers LLP

Boston, Massachusetts

October 24, 2018

We have served as the auditor of one or more investment companies in the John Hancock group of funds since 1988.

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TAX INFORMATION

Unaudited

For federal income tax purposes, the following information is furnished with respect to the distributions of the fund, if any, paid during its taxable year ended August 31, 2018.

The fund reports the maximum amount allowable of its net taxable income as eligible for the corporate dividends-received deduction.

The fund reports the maximum amount allowable of its net taxable income as qualified dividend income as provided in the Jobs and Growth Tax Relief Reconciliation Act of 2003.

Eligible shareholders will be mailed a 2018 Form 1099-DIV in early 2019. This will reflect the tax character of all distributions paid in calendar year 2018.

Please consult a tax advisor regarding the tax consequences of your investment in the fund.

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CONTINUATION OF INVESTMENT ADVISORY AND SUBADVISORY AGREEMENTS

Evaluation of Advisory and Subadvisory Agreements by the Board of Trustees

This section describes the evaluation by the Board of Trustees (the Board) of John Hancock Funds II (the Trust) of the Advisory Agreement (the Advisory Agreement) with John Hancock Advisers, LLC (the Advisor) and the Subadvisory Agreement (the Subadvisory Agreement) with John Hancock Asset Management a division of Manulife Asset Management (US) LLC (the Subadvisor) for John Hancock Emerging Markets Debt Fund (the fund). The Advisory Agreement and Subadvisory Agreement are collectively referred to as the Agreements. Prior to the June 18-21, 2018 in-person meeting at which the Agreements were approved, the Board also discussed and considered information regarding the proposed continuation of the Agreements at an in-person meeting held on May 29-31, 2018.

Approval of Advisory and Subadvisory Agreements

At in-person meetings held on June 18-21, 2018, the Board, including the Trustees who are not parties to any Agreement or considered to be interested persons of the Trust under the Investment Company Act of 1940, as amended (the 1940 Act) (the Independent Trustees), reapproved for an annual period the continuation of the Advisory Agreement between the Trust and the Advisor and the Subadvisory Agreement between the Advisor and the Subadvisor with respect to the fund.

In considering the Advisory Agreement and the Subadvisory Agreement, the Board received in advance of the meetings a variety of materials relating to the fund, the Advisor and the Subadvisor, including comparative performance, fee and expense information for a peer group of similar funds prepared by an independent third-party provider of mutual fund data, performance information for an applicable benchmark index; and, with respect to the Subadvisor, comparative performance information for comparably managed accounts, as applicable, and other information provided by the Advisor and the Subadvisor regarding the nature, extent and quality of services provided by the Advisor and the Subadvisor under their respective Agreements, as well as information regarding the Advisor's revenues and costs of providing services to the fund and any compensation paid to affiliates of the Advisor. At the meetings at which the renewal of the Advisory Agreement and Subadvisory Agreement are considered, particular focus is given to information concerning fund performance, comparability of fees and total expenses, and profitability. However, the Board notes that the evaluation process with respect to the Advisor and the Subadvisor is an ongoing one. In this regard, the Board also took into account discussions with management and information provided to the Board (including its various committees) at prior meetings with respect to the services provided by the Advisor and the Subadvisor to the fund, including quarterly performance reports prepared by management containing reviews of investment results and prior presentations from the Subadvisor with respect to the fund. The information received and considered by the Board in connection with the May and June meetings and throughout the year was both written and oral. The Board noted the affiliation of the Subadvisor with the Advisor, noting any potential conflicts of interest. The Board also considered the nature, quality, and extent of non-advisory services, if any, to be provided to the fund by the Advisor's affiliates, including distribution services. The Board considered the Advisory Agreement and the Subadvisory Agreement separately in the course of its review. In doing so, the Board noted the respective roles of the Advisor and Subadvisor in providing services to the fund.

Throughout the process, the Board asked questions of and requested additional information from management. The Board is assisted by counsel for the Trust and the Independent Trustees are also separately assisted by independent legal counsel throughout the process. The Independent Trustees also received a memorandum from their independent legal counsel discussing the legal standards for their consideration of the proposed continuation of the Agreements and discussed the proposed continuation of the Agreements in private sessions with their independent legal counsel at which no representatives of management were present.

Approval of Advisory Agreement

In approving the Advisory Agreement with respect to the fund, the Board, including the Independent Trustees, considered a variety of factors, including those discussed below. The Board also considered other factors (including conditions and trends prevailing generally in the economy, the securities markets, and the industry) and did not treat any single factor as

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determinative, and each Trustee may have attributed different weights to different factors. The Board's conclusions may be based in part on its consideration of the advisory and subadvisory arrangements in prior years and on the Board's ongoing regular review of fund performance and operations throughout the year.

Nature, extent, and quality of services. Among the information received by the Board from the Advisor relating to the nature, extent, and quality of services provided to the fund, the Board reviewed information provided by the Advisor relating to its operations and personnel, descriptions of its organizational and management structure, and information regarding the Advisor's compliance and regulatory history, including its Form ADV. The Board also noted that on a regular basis it receives and reviews information from the Trust's Chief Compliance Officer (CCO) regarding the fund's compliance policies and procedures established pursuant to Rule 38a-1 under the 1940 Act. The Board observed that the scope of services provided by the Advisor, and of the undertakings required of the Advisor in connection with those services, including maintaining and monitoring its own and the fund's compliance programs, risk management programs, liquidity management programs and cybersecurity programs, had expanded over time as a result of regulatory, market and other developments. The Board considered that the Advisor is responsible for the management of the day-to-day operations of the fund, including, but not limited to, general supervision of and coordination of the services provided by the Subadvisor, and is also responsible for monitoring and reviewing the activities of the Subadvisor and third-party service providers. The Board also considered the significant risks assumed by the Advisor in connection with the services provided to the fund including entrepreneurial risk in sponsoring new funds and ongoing risks including investment, operational, enterprise, litigation, regulatory and compliance risks with respect to all funds.

In considering the nature, extent, and quality of the services provided by the Advisor, the Trustees also took into account their knowledge of the Advisor's management and the quality of the performance of the Advisor's duties, through Board meetings, discussions and reports during the preceding year and through each Trustee's experience as a Trustee of the Trust and of the other trusts in the John Hancock group of funds complex (the John Hancock Fund Complex).

In the course of their deliberations regarding the Advisory Agreement, the Board considered, among other things:

(a)	the skills and competency with which the Advisor has in the past managed the Trust's affairs and its subadvisory relationship, the Advisor's oversight and monitoring of the Subadvisor's investment performance and compliance programs, such as the Subadvisor's compliance with fund policies and objectives, review of brokerage matters, including with respect to trade allocation and best execution and the Advisor's timeliness in responding to performance issues;
(b)	the background, qualifications and skills of the Advisor's personnel;
(c)	the Advisor's compliance policies and procedures and its responsiveness to regulatory changes and fund industry developments;
(d)	the Advisor's administrative capabilities, including its ability to supervise the other service providers for the fund, as well as the Advisor's oversight of any securities lending activity, its monitoring of class action litigation and collection of class action settlements on behalf of the fund, and bringing loss recovery actions on behalf of the fund;
(e)	the financial condition of the Advisor and whether it has the financial wherewithal to provide a high level and quality of services to the fund;
(f)	the Advisor's initiatives intended to improve various aspects of the Trust's operations and investor experience with the fund; and
(g)	the Advisor's reputation and experience in serving as an investment advisor to the Trust and the benefit to shareholders of investing in funds that are part of a family of funds offering a variety of investments.

The Board concluded that the Advisor may reasonably be expected to continue to provide a high quality of services under the Advisory Agreement with respect to the fund.

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Investment performance. In considering the fund's performance, the Board noted that it reviews at its regularly scheduled meetings information about the fund's performance results. In connection with the consideration of the Advisory Agreement, the Board:

(a)	reviewed information prepared by management regarding the fund's performance;
(b)	considered the comparative performance of an applicable benchmark index;
(c)	considered the performance of comparable funds, if any, as included in the report prepared by an independent third-party provider of fund data; and
(d)	took into account the Advisor's analysis of the fund's performance and its plans and recommendations regarding the Trust's subadvisory arrangements generally.

The Board noted that while it found the data provided by the independent third-party generally useful it recognized its limitations, including in particular that the data may vary depending on the end date selected and that the results of the performance comparisons may vary depending on the selection of the peer group. The Board noted that the fund outperformed its benchmark index for the one-, three- and five-year periods ended December 31, 2017. The Board also noted that the fund outperformed its peer group average for the one-, three- and five-year periods ended December 31, 2017. The Board took into account management's discussion of the fund's performance, including favorable performance relative to its benchmark index for the one-, three- and five-year periods and to the peer group for the one-, three- and five-year periods. The Board concluded that the fund's performance has generally been in line with or outperformed the historical performance of comparable funds and the fund's benchmark index.

Fees and expenses. The Board reviewed comparative information prepared by an independent third-party provider of mutual fund data, including, among other data, the fund's contractual and net management fees (and subadvisory fees, to the extent available) and total expenses as compared to similarly situated investment companies deemed to be comparable to the fund in light of the nature, extent and quality of the management and advisory and subadvisory services provided by the Advisor and the Subadvisor. The Board considered the fund's ranking within a smaller group of peer funds chosen by the independent third-party provider, as well as the fund's ranking within a broader group of funds. In comparing the fund's contractual and net management fees to those of comparable funds, the Board noted that such fees include both advisory and administrative costs. The Board noted that net management fees are higher than the peer group median and total expenses are lower than the peer group median.

The Board took into account management's discussion of the fund's expenses. The Board also took into account management's discussion with respect to overall management fee and the fees of the Subadvisor, including the amount of the advisory fee retained by the Advisor after payment of the subadvisory fee, in each case in light of the services rendered for those amounts and the risks undertaken by the Advisor. The Board also noted that the Advisor pays the subadvisory fee. In addition, the Board took into account that management had agreed to implement an overall fee waiver across the complex, including the fund, which is discussed further below. The Board also noted actions taken over the past several years to reduce the fund's operating expenses. The Board also noted that, in addition, the Advisor is currently waiving fees and/or reimbursing expenses with respect to the fund and that the fund has breakpoints in its contractual management fee schedule that reduces management fees as assets increase. The Board reviewed information provided by the Advisor concerning the investment advisory fee charged by the Advisor or one of its advisory affiliates to other clients (including other funds in the John Hancock Fund Complex) having similar investment mandates, if any. The Board considered any differences between the Advisor's and Subadvisor's services to the fund and the services they provide to other comparable clients or funds. The Board concluded that the advisory fee paid with respect to the fund is reasonable in light of the nature, extent and quality of the services provided to the fund under the Advisory Agreement.

Profitability/Fall out benefits. In considering the costs of the services to be provided and the profits to be realized by the Advisor and its affiliates (including the Subadvisor) from the Advisor's relationship with the Trust, the Board:

(a)	reviewed financial information of the Advisor;
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(b)	reviewed and considered information presented by the Advisor regarding the net profitability to the Advisor and its affiliates with respect to the fund;
(c)	received and reviewed profitability information with respect to the John Hancock Fund Complex as a whole and with respect to the fund;
(d)	received information with respect to the Advisor's allocation methodologies used in preparing the profitability data and considered that the Advisor hired an independent third-party consultant to provide an analysis of the Advisor's allocation methodologies;
(e)	considered that the John Hancock insurance companies that are affiliates of the Advisor, as shareholders of the Trust directly or through their separate accounts, receive certain tax credits or deductions relating to foreign taxes paid and dividends received by certain funds of the Trust and noted that these tax benefits, which are not available to participants in qualified retirement plans under applicable income tax law, are reflected in the profitability information reviewed by the Board;
(f)	considered that the Advisor also provides administrative services to the fund on a cost basis pursuant to an administrative services agreement;
(g)	noted that affiliates of the Advisor provide transfer agency services and distribution services to the fund, and that the fund's distributor also receives Rule 12b-1 payments to support distribution of the fund;
(h)	noted that the fund's Subadvisor is an affiliate of the Advisor;
(i)	noted that the Advisor also derives reputational and other indirect benefits from providing advisory services to the fund;
(j)	noted that the subadvisory fee for the fund is paid by the Advisor;
(k)	considered the Advisor's ongoing costs and expenditures necessary to improve services, meet new regulatory and compliance requirements, and adapt to other challenges impacting the fund industry; and
(l)	considered that the Advisor should be entitled to earn a reasonable level of profits in exchange for the level of services it provides to the fund and the risks that it assumes as Advisor including entrepreneurial, operational, reputational, litigation and regulatory risk.

Based upon its review, the Board concluded that the level of profitability, if any, of the Advisor and its affiliates from their relationship with the fund was reasonable and not excessive.

Economies of scale. In considering the extent to which economies of scale would be realized as the fund grows and whether fee levels reflect these economies of scale for the benefit of fund shareholders, the Board:

(a)	considered that the Advisor has contractually agreed to waive a portion of its management fee for certain funds of the John Hancock Fund Complex, including the fund (the participating portfolios) or otherwise reimburse the expenses of the participating portfolios (the reimbursement). This waiver is based upon aggregate net assets of all the participating portfolios. The amount of the reimbursement is calculated daily and allocated among all the participating portfolios in proportion to the daily net assets of each fund;
(b)	reviewed the fund's advisory fee structure and concluded that: (i) the fund's fee structure contains breakpoints at the subadvisory fee level and that such breakpoints are reflected as breakpoints in the advisory fees for the fund; and (ii) although economies of scale cannot be measured with precision, these arrangements permit shareholders of the fund to benefit from economies of scale if the fund grows. The Board also took into account management's discussion of the fund's advisory fee structure; and
(c)	the Board also considered the effect of the fund's growth in size on its performance and fees. The Board also noted that if the fund's assets increase over time, the fund may realize other economies of scale.
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Approval of Subadvisory Agreement

In making its determination with respect to approval of the Subadvisory Agreement, the Board reviewed:

(1)	information relating to the Subadvisor's business, including current subadvisory services to the Trust (and other funds in the John Hancock Fund Complex);
(2)	the historical and current performance of the fund and comparative performance information relating to an applicable benchmark index and comparable funds; and
(3)	the subadvisory fee for the fund, including any breakpoints, and to the extent available, comparable fee information prepared by an independent third party provider of fund data.

Nature, extent, and quality of services. With respect to the services provided by the Subadvisor, the Board received information provided to the Board by the Subadvisor, including the Subadvisor's Form ADV, as well as took into account information presented throughout the past year. The Board considered the Subadvisor's current level of staffing and its overall resources, as well as received information relating to the Subadvisor's compensation program. The Board reviewed the Subadvisor's history and investment experience, as well as information regarding the qualifications, background, and responsibilities of the Subadvisor's investment and compliance personnel who provide services to the fund. The Board also considered, among other things, the Subadvisor's compliance program and any disciplinary history. The Board also considered the Subadvisor's risk assessment and monitoring process. The Board reviewed the Subadvisor's regulatory history, including whether it was involved in any regulatory actions or investigations as well as material litigation, and any settlements and amelioratory actions undertaken, as appropriate. The Board noted that the Advisor conducts regular, periodic reviews of the Subadvisor and its operations, including regarding investment processes and organizational and staffing matters. The Board also noted that the Trust's CCO and his staff conduct regular, periodic compliance reviews with the Subadvisor and present reports to the Independent Trustees regarding the same, which includes evaluating the regulatory compliance systems of the Subadvisor and procedures reasonably designed to assure compliance with the federal securities laws. The Board also took into account the financial condition of the Subadvisor.

The Board considered the Subadvisor's investment process and philosophy. The Board took into account that the Subadvisor's responsibilities include the development and maintenance of an investment program for the fund that is consistent with the fund's investment objective, the selection of investment securities and the placement of orders for the purchase and sale of such securities, as well as the implementation of compliance controls related to performance of these services. The Board also received information with respect to the Subadvisor's brokerage policies and practices, including with respect to best execution and soft dollars.

Subadvisor compensation. In considering the cost of services to be provided by the Subadvisor and the profitability to the Subadvisor of its relationship with the fund, the Board noted that the fees under the Subadvisory Agreement are paid by the Advisor and not the fund. The Board also received information and took into account any other potential conflicts of interest the Advisor might have in connection with the Subadvisory Agreement.

In addition, the Board considered other potential indirect benefits that the Subadvisor and its affiliates may receive from the Subadvisor's relationship with the fund, such as the opportunity to provide advisory services to additional funds in the John Hancock Fund Complex and reputational benefits.

Subadvisory fees. The Board considered that the fund pays an advisory fee to the Advisor and that, in turn, the Advisor pays a subadvisory fee to the Subadvisor. As noted above, the Board also considered the fund's subadvisory fees as compared to similarly situated investment companies deemed to be comparable to the fund as included in the report prepared by the independent third party provider of fund data, to the extent available. The Board noted that the limited size of the Lipper peer group was not sufficient for comparative purposes. The Board also took into account the subadvisory fees paid by the Advisor to the Subadvisor with respect to the fund and compared them to fees charged by the Subadvisor to manage other subadvised portfolios and portfolios not subject to regulation under the 1940 Act, as applicable.

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Subadvisor performance. As noted above, the Board considered the fund's performance as compared to the fund's peer group and the benchmark index and noted that the Board reviews information about the fund's performance results at its regularly scheduled meetings. The Board noted the Advisor's expertise and resources in monitoring the performance, investment style and risk-adjusted performance of the Subadvisor. The Board was mindful of the Advisor's focus on the Subadvisor's performance. The Board also noted the Subadvisor's long-term performance record for similar accounts, as applicable.

The Board's decision to approve the Subadvisory Agreement was based on a number of determinations, including the following:

(1)	the Subadvisor has extensive experience and demonstrated skills as a manager;
(2)	the performance of the fund has generally been in line with or outperformed the historical performance of comparable funds and the fund's benchmark index;
(3)	the subadvisory fee is reasonable in relation to the level and quality of services being provided under the Subadvisory Agreement; and
(4)	noted that the subadvisory fees are paid by the Advisor not the fund and that the subadvisory fee breakpoints are reflected as breakpoints in the advisory fees for the fund in order to permit shareholders to benefit from economies of scale if the fund grows.

* * *

Based on the Board's evaluation of all factors that the Board deemed to be material, including those factors described above, the Board, including the Independent Trustees, concluded that renewal of the Advisory Agreement and the Subadvisory Agreement would be in the best interest of the fund and its shareholders. Accordingly, the Board, and the Independent Trustees voting separately, approved the Advisory Agreement and Subadvisory Agreement for an additional one-year period.

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Trustees and Officers

This chart provides information about the Trustees and Officers who oversee your John Hancock fund. Officers elected by the Trustees manage the day-to-day operations of the fund and execute policies formulated by the Trustees.

Independent Trustees

Name, year of birth Position(s) held with Trust Principal occupation(s) and other directorships during past 5 years	Trustee of the Trust since[1]	Number of John Hancock funds overseen by Trustee
Hassell H. McClellan, Born: 1945	2005	216
Trustee and Chairperson of the Board
Director/Trustee, Virtus Funds (since 2008); Director, The Barnes Group (since 2010); Associate Professor, The Wallace E. Carroll School of Management, Boston College (retired 2013). Trustee (since 2014) and Chairperson of the Board (since 2017), John Hancock Collateral Trust; Trustee (since 2015) and Chairperson of the Board (since 2017), John Hancock Exchange-Traded Fund Trust; Trustee (since 2012) and Chairperson of the Board (since 2017), John Hancock retail funds[3]; Trustee (2005-2006 and since 2012) and Chairperson of the Board (since 2017), John Hancock Funds III; Trustee (since 2005) and Chairperson of the Board (since 2017), John Hancock Variable Insurance Trust and John Hancock Funds II.

Charles L. Bardelis,[2] Born: 1941	2005	216
Trustee
Director, Island Commuter Corp. (marine transport). Trustee, John Hancock Collateral Trust (since 2014), Trustee, John Hancock Exchange-Traded Fund Trust (since 2015); Trustee, John Hancock retail funds[3] (since 2012); Trustee, John Hancock Funds III (2005-2006 and since 2012); Trustee, John Hancock Variable Insurance Trust (since 1988); Trustee, John Hancock Funds II (since 2005).

James R. Boyle, Born: 1959	2015	216
Trustee
Chief Executive Officer, Foresters Financial (since 2018); Chairman and Chief Executive Officer, Zillion Group, Inc. (formerly HealthFleet, Inc.) (healthcare) (2014-2018); Executive Vice President and Chief Executive Officer, U.S. Life Insurance Division of Genworth Financial, Inc. (insurance) (January 2014-July 2014); Senior Executive Vice President, Manulife Financial Corporation, President and Chief Executive Officer, John Hancock (1999-2012); Chairman and Director, John Hancock Advisers, LLC, John Hancock Funds, LLC, and John Hancock Investment Management Services, LLC (2005-2010). Trustee, John Hancock Collateral Trust and John Hancock Exchange-Traded Fund Trust (since 2015); Trustee, John Hancock retail funds[3] (2005-2010; 2012-2014 and since 2015); Trustee, John Hancock Variable Insurance Trust and John Hancock Funds II (2005-2014 and since 2015).

Peter S. Burgess,[2] Born: 1942	2005	216
Trustee
Consultant (financial, accounting, and auditing matters) (since 1999); Certified Public Accountant; Partner, Arthur Andersen (independent public accounting firm) (prior to 1999); Director, Lincoln Educational Services Corporation (since 2004); Director, Symetra Financial Corporation (2010-2016); Director, PMA Capital Corporation (2004-2010). Trustee, John Hancock Collateral Trust (since 2014); Trustee, John Hancock Exchange-Traded Fund Trust (since 2015); Trustee, John Hancock retail funds[3] (since 2012); Trustee, John Hancock Funds III (2005-2006 and since 2012); Trustee, John Hancock Variable Insurance Trust and John Hancock Funds II (since 2005).

William H. Cunningham, Born: 1944	2012	216
Trustee
Professor, University of Texas, Austin, Texas (since 1971); former Chancellor, University of Texas System and former President of the University of Texas, Austin, Texas; Chairman (since 2009) and Director (since 2006), Lincoln National Corporation (insurance); Director, Southwest Airlines (since 2000); former Director, LIN Television (2009-2014). Trustee, John Hancock retail funds[3] (since 1986); Trustee, John Hancock Variable Insurance Trust (since 2012); Trustee, John Hancock Funds II (2005-2006 and since 2012); Trustee, John Hancock Collateral Trust (since 2014); Trustee, John Hancock Exchange-Traded Fund Trust (since 2015).

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Independent Trustees (continued)

Name, year of birth Position(s) held with Trust Principal occupation(s) and other directorships during past 5 years	Trustee of the Trust since[1]	Number of John Hancock funds overseen by Trustee
Grace K. Fey, Born: 1946	2008	216
Trustee
Chief Executive Officer, Grace Fey Advisors (since 2007); Director and Executive Vice President, Frontier Capital Management Company (1988-2007); Director, Fiduciary Trust (since 2009). Trustee, John Hancock Collateral Trust (since 2014); Trustee, John Hancock Exchange-Traded Fund Trust (since 2015); Trustee, John Hancock retail funds[3] (since 2012); Trustee, John Hancock Variable Insurance Trust and John Hancock Funds II (since 2008).

Theron S. Hoffman,[2] Born: 1947	2008	216
Trustee
Chief Executive Officer, T. Hoffman Associates, LLC (consulting firm) (since 2003); Director, The Todd Organization (consulting firm) (2003-2010); President, Westport Resources Management (investment management consulting firm) (2006-2008); Board Member, Senior Managing Director, Partner, and Operating Head, Putnam Investments (2000-2003); Executive Vice President, The Thomson Corp. (financial and legal information publishing) (1997-2000). Trustee, John Hancock Collateral Trust (since 2014); Trustee, John Hancock Exchange-Traded Fund Trust (since 2015); Trustee, John Hancock retail funds[3] (since 2012); Trustee, John Hancock Variable Insurance Trust and John Hancock Funds II (since 2008).

Deborah C. Jackson, Born: 1952	2012	216
Trustee
President, Cambridge College, Cambridge, Massachusetts (since 2011); Board of Directors, National Association of Corporate Directors/New England (since 2015); Board of Directors, Association of Independent Colleges and Universities of Massachusetts (since 2014); Chief Executive Officer, American Red Cross of Massachusetts Bay (2002-2011); Board of Directors of Eastern Bank Corporation (since 2001); Board of Directors of Eastern Bank Charitable Foundation (since 2001); Board of Directors of American Student Assistance Corporation (1996-2009); Board of Directors of Boston Stock Exchange (2002-2008); Board of Directors of Harvard Pilgrim Healthcare (health benefits company) (2007-2011). Trustee, John Hancock retail funds[3] (since 2008); Trustee, John Hancock Variable Insurance Trust and John Hancock Funds II (since 2012); Trustee, John Hancock Collateral Trust (since 2014); and Trustee, John Hancock Exchange-Traded Fund Trust (since 2015).

James M. Oates, Born: 1946	2005	216

Trustee
Managing Director, Wydown Group (financial consulting firm) (since 1994); Chairman and Director, Emerson Investment Management, Inc. (2000-2015); Independent Chairman, Hudson Castle Group, Inc. (formerly IBEX Capital Markets, Inc.) (financial services company) (1997-2011); Director, Stifel Financial (since 1996); Director, Investor Financial Services Corporation (1995-2007); Director, Connecticut River Bancorp (1998-2014); Director/Trustee, Virtus Funds (since 1988). Trustee (since 2014) and Chairperson of the Board (2014-2016), John Hancock Collateral Trust; Trustee (since 2015) and Chairperson of the Board (2015-2016), John Hancock Exchange-Traded Fund Trust; Trustee (since 2012) and Chairperson of the Board (2012-2016), John Hancock retail funds[3]; Trustee (2005-2006 and since 2012) and Chairperson of the Board (2012-2016), John Hancock Funds III; Trustee (since 2004) and Chairperson of the Board (2005-2016), John Hancock Variable Insurance Trust; Trustee (since 2005) and Chairperson of the Board, John Hancock Funds II (2005-2016).

Steven R. Pruchansky, Born: 1944	2012	216
Trustee and Vice Chairperson of the Board
Managing Director, Pru Realty (since 2017); Chairman and Chief Executive Officer, Greenscapes of Southwest Florida, Inc. (since 2000); Director and President, Greenscapes of Southwest Florida, Inc. (until 2000); Member, Board of Advisors, First American Bank (until 2010); Managing Director, Jon James, LLC (real estate) (since 2000); Partner, Right Funding, LLC (2014-2017); Director, First Signature Bank & Trust Company (until 1991); Director, Mast Realty Trust (until 1994); President, Maxwell Building Corp. (until 1991). Trustee (since 1992) and Chairperson of the Board (2011-2012), John Hancock retail funds[3]; Trustee and Vice Chairperson of the Board, John Hancock retail funds[3] John Hancock Variable Insurance Trust, and John Hancock Funds II (since 2012); Trustee and Vice Chairperson of the Board, John Hancock Collateral Trust (since 2014); Trustee and Vice Chairperson of the Board, John Hancock Exchange-Traded Fund Trust (since 2015).

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Independent Trustees (continued)

Name, year of birth Position(s) held with Trust Principal occupation(s) and other directorships during past 5 years	Trustee of the Trust since[1]	Number of John Hancock funds overseen by Trustee
Gregory A. Russo, Born: 1949	2012	216
Trustee
Director and Audit Committee Chairman (since 2012), and Member, Audit Committee and Finance Committee (since 2011), NCH Healthcare System, Inc. (holding company for multi-entity healthcare system); Director and Member (since 2012) and Finance Committee Chairman (since 2014), The Moorings, Inc. (nonprofit continuing care community); Vice Chairman, Risk & Regulatory Matters, KPMG LLP (KPMG) (2002-2006); Vice Chairman, Industrial Markets, KPMG (1998-2002); Chairman and Treasurer, Westchester County, New York, Chamber of Commerce (1986-1992); Director, Treasurer, and Chairman of Audit and Finance Committees, Putnam Hospital Center (1989-1995); Director and Chairman of Fundraising Campaign, United Way of Westchester and Putnam Counties, New York (1990-1995). Trustee, John Hancock retail funds[3] (since 2008); Trustee, John Hancock Variable Insurance Trust and John Hancock Funds II (since 2012); Trustee, John Hancock Collateral Trust (since 2014); Trustee, John Hancock Exchange-Traded Fund Trust (since 2015).

Non-Independent Trustees4

Name, year of birth Position(s) held with Trust Principal occupation(s) and other directorships during past 5 years	Trustee of the Trust since[1]	Number of John Hancock funds overseen by Trustee
Andrew G. Arnott, Born: 1971	2017	216
President and Non-Independent Trustee
Executive Vice President, John Hancock Financial Services (since 2009, including prior positions); Director and Executive Vice President, John Hancock Advisers, LLC (since 2005, including prior positions); Director and Executive Vice President, John Hancock Investment Management Services, LLC (since 2006, including prior positions); President, John Hancock Funds, LLC (since 2004, including prior positions); President, John Hancock retail funds,[3] John Hancock Variable Insurance Trust, and John Hancock Funds II (since 2007, including prior positions); President, John Hancock Collateral Trust and John Hancock Exchange-Traded Fund Trust (since 2014). Trustee, John Hancock Collateral Trust, John Hancock Exchange-Traded Fund Trust, John Hancock retail funds,[3] John Hancock Variable Insurance Trust, and John Hancock Funds II (since 2017).

Marianne Harrison, Born: 1963	2018	216
Non-Independent Trustee
President and CEO, John Hancock (since 2017); President and CEO, Manulife Canadian Division (2013-2017); Member, Board of Directors, American Council of Life Insurers (ACLI) (since 2018); Member, Board of Directors, Communitech, an industry-led innovation center that fosters technology companies in Canada (since 2017); Member, Board of Directors, Manulife Assurance Canada (since 2015); Board Member, St. Mary's General Hospital Foundation (since 2014); Member, Board of Directors, Manulife Bank of Canada (since 2013); Member, Standing Committee of the Canadian Life & Health Assurance Association (since 2013); Member, Board of Directors, John Hancock USA, John Hancock Life & Health, John Hancock New York (2012-2013). Trustee, John Hancock Collateral Trust, John Hancock Exchange-Traded Fund Trust, John Hancock retail funds[3], John Hancock Variable Insurance Trust, and John Hancock Funds II (since 2018).

Warren A. Thomson, Born: 1955	2012	216
Non-Independent Trustee
Senior Executive Vice President and Chief Investment Officer, Manulife Financial Corporation and The Manufacturers Life Insurance Company (since 2009); Chairman, Manulife Asset Management (since 2001, including prior positions); Director and Chairman, Manulife Asset Management Limited (since 2006); Director and Chairman, Hancock Natural Resources Group, Inc. (since 2013). Trustee, John Hancock retail funds,[3] John Hancock Variable Insurance Trust, and John Hancock Funds II (since 2012); Trustee, John Hancock Collateral Trust (since 2014); Trustee, John Hancock Exchange-Traded Fund Trust (since 2015).

ANNUAL REPORT   |   JOHN HANCOCK EMERGING MARKETS DEBT FUND       52

Principal officers who are not Trustees

Name, year of birth Position(s) held with Trust Principal occupation(s) during past 5 years	Officer of the Trust since
John J. Danello, Born: 1955	2014
Senior Vice President, Secretary, and Chief Legal Officer
Vice President and Chief Counsel, John Hancock Wealth Management (since 2005); Senior Vice President (since 2007) and Chief Legal Counsel (2007-2010), John Hancock Funds, LLC and The Berkeley Financial Group, LLC; Senior Vice President (since 2006, including prior positions) and Chief Legal Officer and Secretary (since 2014), John Hancock retail funds,[3] John Hancock Funds II and John Hancock Variable Insurance Trust; Senior Vice President, Secretary and Chief Legal Officer, John Hancock Collateral Trust and John Hancock Exchange-Traded Fund Trust (since 2014); Vice President, John Hancock Life & Health Insurance Company (since 2009); Vice President, John Hancock Life Insurance Company (USA) and John Hancock Life Insurance Company of New York (since 2010); and Senior Vice President, Secretary and Chief Legal Counsel (2007-2014, including prior positions) of John Hancock Advisers, LLC and John Hancock Investment Management Services, LLC.

Francis V. Knox, Jr., Born: 1947	2005
Chief Compliance Officer
Vice President, John Hancock Financial Services (since 2005); Chief Compliance Officer, John Hancock retail funds,[3] John Hancock Variable Insurance Trust, John Hancock Funds II, John Hancock Advisers, LLC, and John Hancock Investment Management Services, LLC (since 2005); Chief Compliance Officer, John Hancock Collateral Trust and John Hancock Exchange-Traded Fund Trust (since 2014).

Charles A. Rizzo, Born: 1957	2007
Chief Financial Officer
Vice President, John Hancock Financial Services (since 2008); Senior Vice President, John Hancock Advisers, LLC and John Hancock Investment Management Services, LLC (since 2008); Chief Financial Officer, John Hancock retail funds,[3] John Hancock Variable Insurance Trust and John Hancock Funds II (since 2007); Chief Financial Officer, John Hancock Collateral Trust and John Hancock Exchange-Traded Fund Trust (since 2014).

Salvatore Schiavone, Born: 1965	2009
Treasurer
Assistant Vice President, John Hancock Financial Services (since 2007); Vice President, John Hancock Advisers, LLC and John Hancock Investment Management Services, LLC (since 2007); Treasurer, John Hancock retail funds[3] (since 2007, including prior positions); Treasurer, John Hancock Variable Insurance Trust and John Hancock Funds II (2007-2009 and since 2010, including prior positions); Treasurer, John Hancock Collateral Trust and John Hancock Exchange-Traded Fund Trust (since 2014).

The business address for all Trustees and Officers is 601 Congress Street, Boston, Massachusetts 02210-2805.

The Statement of Additional Information of the fund includes additional information about members of the Board of Trustees of the Trust and is available without charge, upon request, by calling 800-225-5291.

1	Each Trustee holds office until his or her successor is elected and qualified, or until the Trustee's death, retirement, resignation, or removal. Mr. Boyle has served as Trustee at various times prior to the date listed in the table.
2	Member of the Audit Committee.
3	"John Hancock retail funds" comprises John Hancock Funds III and 40 other John Hancock funds consisting of 30 series of other John Hancock trusts and 10 closed-end funds.
4	The Trustee is a Non-Independent Trustee due to current or former positions with the Advisor and certain affiliates.
ANNUAL REPORT   |   JOHN HANCOCK EMERGING MARKETS DEBT FUND       53

More information

Trustees

Hassell H. McClellan, Chairperson
Steven R. Pruchansky, Vice Chairperson
Andrew G. Arnott†
Charles L. Bardelis*
James R. Boyle
Peter S. Burgess*
William H. Cunningham
Grace K. Fey
Marianne Harrison†#
Theron S. Hoffman*
Deborah C. Jackson
James M. Oates
Gregory A. Russo
Warren A. Thomson†

Officers

Andrew G. Arnott
President

John J. Danello
Senior Vice President, Secretary,
and Chief Legal Officer

Francis V. Knox, Jr.
Chief Compliance Officer

Charles A. Rizzo
Chief Financial Officer

Salvatore Schiavone
Treasurer

Investment advisor

John Hancock Advisers, LLC

Subadvisor

John Hancock Asset Management a division of Manulife Asset Management (US) LLC

Principal distributor

John Hancock Funds, LLC

Custodian

Citibank, N.A.

Transfer agent

John Hancock Signature Services, Inc.

Legal counsel

K&L Gates LLP

Independent registered public accounting firm

PricewaterhouseCoopers LLC

*Member of the Audit Committee
†Non-Independent Trustee
#Effective 6-19-18

The fund's proxy voting policies and procedures, as well as the fund proxy voting record for the most recent twelve-month period ended June 30, are available free of charge on the Securities and Exchange Commission (SEC) website at sec.gov or on our website.

The fund's complete list of portfolio holdings, for the first and third fiscal quarters, is filed with the SEC on Form N-Q. The fund's Form N-Q is available on our website and the SEC's website, sec.gov, and can be reviewed and copied (for a fee) at the SEC's Public Reference Room in Washington, DC. Call 800-SEC-0330 to receive information on the operation of the SEC's Public Reference Room.

We make this information on your fund, as well as monthly portfolio holdings, and other fund details available on our website at jhinvestments.com or by calling 800-225-5291.

You can also contact us:
800-225-5291 jhinvestments.com	Regular mail: John Hancock Signature Services, Inc. P.O. Box 55913 Boston, MA 02205-5913	Express mail: John Hancock Signature Services, Inc. Suite 55913 30 Dan Road Canton, MA 02021

ANNUAL REPORT   |   JOHN HANCOCK EMERGING MARKETS DEBT FUND       54

John Hancock family of funds

DOMESTIC EQUITY FUNDS

Blue Chip Growth

Classic Value

Disciplined Value

Disciplined Value Mid Cap

Equity Income

Financial Industries

Fundamental All Cap Core

Fundamental Large Cap Core

Fundamental Large Cap Value

Natural Resources

New Opportunities

Regional Bank

Small Cap Core

Small Cap Growth

Small Cap Value

Strategic Growth

U.S. Global Leaders Growth

U.S. Growth

Value Equity

GLOBAL AND INTERNATIONAL EQUITY FUNDS

Disciplined Value International

Emerging Markets

Emerging Markets Equity

Fundamental Global Franchise

Global Equity

Global Shareholder Yield

Greater China Opportunities

International Growth

International Small Company

International Value Equity

INCOME FUNDS

Bond

California Tax-Free Income

Emerging Markets Debt

Floating Rate Income

Government Income

High Yield

High Yield Municipal Bond

Income

Investment Grade Bond

Money Market

Short Duration Credit Opportunities

Spectrum Income

Strategic Income Opportunities

Tax-Free Bond

ALTERNATIVE AND SPECIALTY FUNDS

Absolute Return Currency

Alternative Asset Allocation

Enduring Assets

Global Absolute Return Strategies

Global Conservative Absolute Return

Global Focused Strategies

Redwood

Seaport Long/Short

Technical Opportunities

A fund's investment objectives, risks, charges, and expenses should be considered carefully before investing. The prospectus contains this and other important information about the fund. To obtain a prospectus, contact your financial professional, call John Hancock Investments at 800-225-5291, or visit our website at jhinvestments.com. Please read the prospectus carefully before investing or sending money.

ASSET ALLOCATION

Balanced

Income Allocation

Multi-Index Lifetime Portfolios

Multi-Index Preservation Portfolios

Multimanager Lifestyle Portfolios

Multimanager Lifetime Portfolios

Retirement Income 2040

EXCHANGE-TRADED FUNDS

John Hancock Multifactor Consumer Discretionary ETF

John Hancock Multifactor Consumer Staples ETF

John Hancock Multifactor Developed International ETF

John Hancock Multifactor Energy ETF

John Hancock Multifactor Financials ETF

John Hancock Multifactor Healthcare ETF

John Hancock Multifactor Industrials ETF

John Hancock Multifactor Large Cap ETF

John Hancock Multifactor Materials ETF

John Hancock Multifactor Mid Cap ETF

John Hancock Multifactor Small Cap ETF

John Hancock Multifactor Technology ETF

John Hancock Multifactor Utilities ETF

ENVIRONMENTAL, SOCIAL, AND GOVERNANCE FUNDS

ESG All Cap Core

ESG Core Bond

ESG International Equity

ESG Large Cap Core

CLOSED-END FUNDS

Financial Opportunities

Hedged Equity & Income

Income Securities Trust

Investors Trust

Preferred Income

Preferred Income II

Preferred Income III

Premium Dividend

Tax-Advantaged Dividend Income

Tax-Advantaged Global Shareholder Yield

John Hancock Multifactor ETF shares are bought and sold at market price (not NAV), and are not individually redeemed from the fund. Brokerage commissions will reduce returns.

John Hancock ETFs are distributed by Foreside Fund Services, LLC, and are subadvised by Dimensional Fund Advisors LP.
Foreside is not affiliated with John Hancock Funds, LLC or Dimensional Fund Advisors LP.

Dimensional Fund Advisors LP receives compensation from John Hancock in connection with licensing rights to the
John Hancock Dimensional indexes. Dimensional Fund Advisors LP does not sponsor, endorse, or sell, and makes no representation as to the advisability of investing in, John Hancock Multifactor ETFs.

John Hancock Investments

A trusted brand

John Hancock Investments is a premier asset manager representing one of
America's most trusted brands, with a heritage of financial stewardship dating back to 1862. Helping our shareholders pursue their financial goals is at the core of everything we do. It's why we support the role of professional financial advice and operate with the highest standards of conduct and integrity.

A better way to invest

We serve investors globally through a unique multimanager approach:
We search the world to find proven portfolio teams with specialized expertise for every strategy we offer, then we apply robust investment oversight to ensure they continue to meet our uncompromising standards and serve the best interests of our shareholders.

Results for investors

Our unique approach to asset management enables us to provide a diverse set of investments backed by some of the world's best managers, along with strong risk-adjusted returns across asset classes.

John Hancock Funds, LLC ■ Member FINRA, SIPC 601 Congress Street ■ Boston, MA 02210-2805 800-225-5291 ■ jhinvestments.com
This report is for the information of the shareholders of John Hancock Emerging Markets Debt Fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by a prospectus.
MF601542	358A 8/18 10/18

John Hancock

Equity Income Fund

Annual report 8/31/18

A message to shareholders

Dear shareholder,

Financial markets around the world have experienced a meaningful rise in volatility this year, particularly when compared with the unusual calm of 2017. The robust economic growth in the United States has been periodically undermined by announcements of new rounds of tariffs and heightened fears of a full-blown trade war with China. In addition to rising inflation and interest rates, the biggest threat today to the nine-year bull market may in fact be policy uncertainty, a theme that will likely only become more pronounced as we head into November's midterm elections.

Short-term uncertainty notwithstanding, the good news is that asset prices of stocks are ultimately driven by fundamentals, and those continue to appear extremely supportive. Unemployment sits close to historic lows, consumer confidence is up and trending higher, and the housing market has continued to strengthen, buoyed in part by rising demand. The question for investors is whether equities in the remaining months of 2018 will take their cues from these positive trends or the policy and political wavering that have characterized much of this year.

Your best resource in unpredictable and volatile markets is your financial advisor, who can help position your portfolio so that it's sufficiently diversified to meet your long-term objectives and to withstand the inevitable turbulence along the way.

On behalf of everyone at John Hancock Investments, I'd like to take this opportunity to welcome new shareholders and to thank existing shareholders for the continued trust you've placed in us.

Sincerely,

Andrew G. Arnott
President and CEO,
John Hancock Investments
Head of Wealth and Asset Management,
United States and Europe

This commentary reflects the CEO's views, which are subject to change at any time. Investing involves risks, including the potential loss of principal. Diversification does not guarantee investment returns and does not eliminate risk of loss. For more up-to-date information, please visit our website at jhinvestments.com.

John Hancock
Equity Income Fund

2	Your fund at a glance
4	Discussion of fund performance
8	A look at performance
10	Your expenses
12	Fund's investments
18	Financial statements
21	Financial highlights
25	Notes to financial statements
34	Report of independent registered public accounting firm
35	Tax information
36	Continuation of investment advisory and subadvisory agreements
42	Trustees and Officers
46	More information

ANNUAL REPORT   |   JOHN HANCOCK EQUITY INCOME FUND       1

Your fund at a glance

INVESTMENT OBJECTIVE

The fund seeks to provide substantial dividend income and also long-term growth of capital.

AVERAGE ANNUAL TOTAL RETURNS AS OF 8/31/18 (%)

Class A shares (without sales charges)[1]
Russell 1000 Value Index
S&P 500 Index
Morningstar U.S. large value fund category average
12.83
12.47
19.66
14.18
12.83
12.32
16.11
12.23
9.67
11.22
14.52
10.73
8.41
8.93
10.86
8.74
1 year
3 year
5 year
10 year

The Russell 1000 Value Index is an unmanaged index containing those securities in the Russell 1000 Index with a less-than-average growth orientation.

The S&P 500 Index is an unmanaged index that includes 500 widely traded common stocks.

It is not possible to invest directly in an index. Index figures do not reflect expenses or sales charges, which would result in lower returns.

Figures from Morningstar, Inc. include reinvested distributions and do not take into account sales charges. Actual load-adjusted performance is lower.

1	Class A shares were first offered on 3-27-15. Returns prior to this date are those of Class NAV shares and have not been adjusted for class-specific expenses; otherwise returns would vary.

The past performance shown here reflects reinvested distributions and the beneficial effect of any expense reductions, and does not guarantee future results. Performance of the other share classes will vary based on the difference in the fees and expenses of those classes. Shares will fluctuate in value and, when redeemed, may be worth more or less than their original cost. Current month-end performance may be lower or higher than the performance cited, and can be found at jhinvestments.com or by calling 800-225-5291. For further information on the fund's objectives, risks, and strategy, see the fund's prospectus.

ANNUAL REPORT   |   JOHN HANCOCK EQUITY INCOME FUND       2

PERFORMANCE HIGHLIGHTS OVER THE LAST TWELVE MONTHS

U.S. equities gained ground

Stock prices were boosted by the combination of accelerating economic growth and rising corporate earnings, but the value style lagged the broader market.

The fund outpaced its benchmark

The fund produced a positive return and outperformed the Russell 1000 Value Index.

Stock selection was the primary driver of outperformance

Selection added value in the industrials, information technology, and consumer staples sectors, offsetting weaker results in financials.

SECTOR COMPOSITION AS OF 8/31/18 (%)

A note about risks

Large company stocks could fall out of favor. Value stocks may not increase in price as anticipated or may decline further in value. The value of a company's equity securities is subject to changes in the company's financial condition and overall market and economic conditions. Because the fund may focus on particular sectors of the economy, its performance may depend on the performance of those sectors, and investments focused in one sector may fluctuate more widely than investments diversified across sectors. Foreign investing has additional risks, such as currency and market volatility and political and social instability. Derivatives transactions, such as hedging and other strategic transactions, may increase a fund's volatility and could produce disproportionate losses, potentially more than the fund's principal investment. Please see the fund's prospectuses for additional risks.

ANNUAL REPORT   |   JOHN HANCOCK EQUITY INCOME FUND       3

Discussion of fund performance

An interview with John D. Linehan, CFA, T. Rowe Price Associates, Inc.

John D. Linehan, CFA
Portfolio Manager
T. Rowe Price

Can you describe the investment backdrop during the 12 months ended August 31, 2018?

U.S. equities produced a healthy gain on the strength of positive underlying fundamentals. The stock market was boosted by the favorable combination of better-than-expected earnings, tame inflation, and a more benign regulatory environment. In addition, the U.S. economy continued to benefit from last year's tax overhaul and financial industry deregulation efforts. Volatility picked up in the latter half of the period, however, as investors reacted to concerns such as rising short-term interest rates, an escalation of the disputes between the United States and its major trading partners, and instability in the emerging markets. Nevertheless, the major domestic stock indexes closed the period near all-time highs.

Value stocks generally lagged the market as a whole. The Russell 1000 Value Index, despite posting a gain of 12.47% in the 12-month period, trailed the 19.82% return of the broad-based Russell 1000 Index. Investors continued to gravitate to fast-growing and momentum-driven stocks, particularly those in the information technology sector. On the basis of value versus growth stocks, growth stocks outperformed value investments for the period.

How did the fund perform, and what factors had the largest effect on results?

The fund's Class A shares returned 12.83% (excluding sales charges), outpacing the return of its benchmark. The fund's outperformance was largely the result of strong individual stock selection. It produced the best results in the industrials sector, where the aerospace giant The Boeing Company was the leading contributor. Boeing, which operates in the duopoly market for commercial aircraft, experienced rising earnings as growth in passenger and freight traffic led to robust demand for its more fuel-efficient airplanes. In addition, its investments in assembly-line automation fueled productivity gains. The defense-technology producer Harris Corp. also made a positive contribution.

ANNUAL REPORT   |   JOHN HANCOCK EQUITY INCOME FUND       4

"The stock market was boosted by the favorable combination of better-than-expected earnings, tame inflation, and a more benign regulatory environment."
The company benefited from solid sales growth in its core tactical radio business, as well as optimism that the U.S. government would increase defense spending.

Stock selection in the information technology and consumer staples sectors also aided relative performance. In the former, Microsoft Corp. continued to capitalize on growing demand for its Office 365 applications and Azure public cloud offerings, as well as for a hybrid cloud platform that allows customers to mix cloud computing services with software running on local servers. In consumer staples, shares of the global agricultural processor Archer-Daniels-Midland Company advanced as the company took advantage of market dislocations caused by escalating international trade tensions and weather-related disruptions in South America. In addition, it experienced expanding profit margins for certain key products.

The fund gained a smaller benefit from its modest outperformance across a number of sectors, including consumer discretionary, telecommunication services, materials, and real estate.

Conversely, stock selection in financials cost the fund some relative performance. Brighthouse Financial, Inc. declined due to operational challenges related to the company's spin-off from MetLife, Inc., along with MetLife's full divestment from the stock. Despite these near-term

TOP 10 HOLDINGS AS OF 8/31/18 (%)

JPMorgan Chase & Co.	3.8
Wells Fargo & Company	3.2
Exxon Mobil Corp.	2.5
Microsoft Corp.	2.2
DowDuPont, Inc.	2.1
TOTAL SA, ADR	2.1
Twenty-First Century Fox, Inc., Class B	2.1
QUALCOMM, Inc.	2.0
Verizon Communications, Inc.	2.0
Anthem, Inc.	1.9
TOTAL	23.9
As a percentage of net assets.
Cash and cash equivalents are not included.

ANNUAL REPORT   |   JOHN HANCOCK EQUITY INCOME FUND       5

"We expect that risk factors such as shifting U.S.-China relations and rising interest rates may lead to heightened volatility and more modest equity returns in the intermediate term."
headwinds, we maintained the position on the belief that Brighthouse is attractively valued and has strong long-term fundamentals. American International Group, Inc. and State Street Corp. were other notable detractors in financials. We also lost some ground through stock selection in the utilities sector, where shares of PG&E Corp. suffered due to concerns that it could bear some responsibility for the 2017 California wildfires. The company suspended its dividend to conserve cash, further weighing on its shares.

How would you characterize your portfolio activity during the period?

Given the market's increasing valuations, we took advantage of rising stock prices to sell certain positions on strength. We also identified select opportunities to buy shares of solid companies trading at compelling valuations. At the sector level, we added to the real estate sector while making the largest reductions in financials and information technology.

Among individual holdings, our largest purchases included increased positions in Chubb, Ltd. and Kimberly-Clark Corp., together with a new investment in Franklin Resources, Inc. Chubb, along with many other insurers, faced significant hurricane-related losses, but we saw an opportunity stemming from its strong balance sheet; steady, sustainable growth profile; and potential to return additional capital to shareholders. The asset manager Franklin Resources struggled amid client outflows and uncertainty regarding how it would use its repatriated foreign income. However, we believe it may return the excess cash to shareholders through dividends and/or buybacks. We also like the company's sturdy balance sheet, global scale, and distribution, and the fairly defensive mix of its assets under management. Kimberly-Clark—a leading health and personal care product company—faced competitive challenges, but we believe it's a long-term performer with a solid dividend.

Notable sales included most of the fund's position in Illinois Tool Works, Inc. and its entire investment in Ameriprise Financial, Inc. Shares of Illinois Tool Works advanced after the diversified industrial company reported better-than-expected revenues. We continued to view the company as

ANNUAL REPORT   |   JOHN HANCOCK EQUITY INCOME FUND       6

a high-quality operator, but we believe its stock had reached a fair valuation. Similarly, Ameriprise Financial continued to execute well, but we chose to sell the stock on the basis of valuation.

How was the fund positioned at period end?

Although valuations remain elevated, higher volatility has presented us with opportunities to invest in stocks that have been discounted due to near-term concerns but that we believe are well positioned for longer-term outperformance. We favor companies with attractive brands that are well managed and that possess solid, competitive financial positions. In most cases, we also prefer stocks with above-average dividend yields.

We expect that risk factors such as shifting U.S.-China relations and rising interest rates may lead to heightened volatility and more modest equity returns in the intermediate term. We believe an approach that balances cyclical and defensive exposure, while striving to take advantage of market fluctuations, is appropriate given the increased potential for choppy investment conditions.

MANAGED BY

John D. Linehan, CFA On the fund since 2015 Investing since 1987

The views expressed in this report are exclusively those of John D. Linehan, CFA, T. Rowe Price Associates, Inc., and are subject to change. They are not meant as investment advice. Please note that the holdings discussed in this report may not have been held by the fund for the entire period. Portfolio composition is subject to review in accordance with the fund's investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk.
ANNUAL REPORT   |   JOHN HANCOCK EQUITY INCOME FUND       7

A look at performance

TOTAL RETURNS FOR THE PERIOD ENDED  AUGUST 31, 2018

Average annual total returns (%) with maximum sales charge				Cumulative total returns (%) with maximum sales charge		SEC 30-day yield (%) subsidized	SEC 30-day yield (%) unsubsidized[1]
	1-year	5-year	10-year	5-year	10-year	as of 8-31-18	as of 8-31-18
Class A2	7.21	8.56	7.86	50.78	113.01	1.54	1.49
Class C2	11.00	9.13	8.14	54.75	118.71	0.91	0.88
Class 1[3]	13.21	9.90	8.50	60.33	126.01	1.96	1.92
Class NAV[3]	13.28	9.96	8.55	60.74	127.19	2.01	1.97
Index 1†	12.47	11.22	8.93	70.19	135.22	—	—
Index 2†	19.66	14.52	10.86	97.01	180.44	—	—

Performance figures assume all distributions have been reinvested. Figures reflect maximum sales charges on Class A shares of 5.00% and the applicable contingent deferred sales charge (CDSC) on Class C shares. Class C shares sold within one year of purchase are subject to a 1% CDSC. Sales charges are not applicable to Class1 and Class NAV shares.

The expense ratios of the fund, both net (including any fee waivers and/or expense limitations) and gross (excluding any fee waivers and/or expense limitations), are set forth according to the most recent publicly available prospectuses for the fund and may differ from those disclosed in the Financial highlights tables in this report. Net expenses reflect contractual expense limitations in effect until December 31, 2018 and are subject to change. Had the contractual fee waivers and expense limitations not been in place, gross expenses would apply. The expense ratios are as follows:

	Class A	Class C	Class 1	Class NAV
Gross (%)	1.19	1.89	0.83	0.78
Net (%)	1.14	1.89	0.83	0.78

Please refer to the most recent prospectus and annual or semiannual report for more information on expenses and any expense limitation arrangements for each class.

The returns reflect past results and should not be considered indicative of future performance. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility and other factors, the fund's current performance may be higher or lower than the performance shown. For current to the most recent month-end performance data, please call 800-225-5291 or visit the fund's website at jhinvestments.com.

The performance table above and the chart on the next page do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The fund's performance results reflect any applicable fee waivers or expense reductions, without which the expenses would increase and results would have been less favorable.

†	Index 1 is the Russell 1000 Value Index; Index 2 is the S&P 500 Index.

See the following page for footnotes.

ANNUAL REPORT   |   JOHN HANCOCK EQUITY INCOME FUND       8

This chart and table show what happened to a hypothetical $10,000 investment in John Hancock Equity Income Fund for the share classes and periods indicated, assuming all distributions were reinvested. For comparison, we've shown the same investment in two separate indexes.

	Start date	With maximum sales charge ($)	Without sales charge ($)	Index 1 ($)	Index 2 ($)
Class C2,4	8-31-08	21,871	21,871	23,522	28,044
Class 1[3]	8-31-08	22,601	22,601	23,522	28,044
Class NAV[3]	8-31-08	22,719	22,719	23,522	28,044

The Russell 1000 Value Index is an unmanaged index containing those securities in the Russell 1000 Index with a less-than-average growth orientation.

The S&P 500 Index is an unmanaged index that includes 500 widely traded common stocks.

It is not possible to invest directly in an index. Index figures do not reflect expenses or sales charges, which would result in lower returns.

Footnotes related to performance pages

1	Unsubsidized yield reflects what the yield would have been without the effect of reimbursements and waivers.
2	Class A and Class C shares were first offered on 3-27-15. Returns prior to this date are those of Class NAV shares that have not been adjusted for class-specific expenses; otherwise, returns would vary.
3	For certain types of investors as described in the fund's prospectuses.
4	The contingent deferred sales charge is not applicable.
ANNUAL REPORT   |   JOHN HANCOCK EQUITY INCOME FUND       9

Your expenses
These examples are intended to help you understand your ongoing operating expenses of investing in the fund so you can compare these costs with the ongoing costs of investing in other mutual funds.
Understanding fund expenses
As a shareholder of the fund, you incur two types of costs:
■Transaction costs, which include sales charges (loads) on purchases or redemptions (varies by share class), minimum account fee charge, etc.
■Ongoing operating expenses, including management fees, distribution and service fees (if applicable), and other fund expenses.
We are presenting only your ongoing operating expenses here.
Actual expenses/actual returns
The first line of each share class in the table on the following page is intended to provide information about the fund’s actual ongoing operating expenses, and is based on the fund’s actual return. It assumes an account value of $1,000.00 on March 1, 2018, with the same investment held until August 31, 2018.
Together with the value of your account, you may use this information to estimate the operating expenses that you paid over the period. Simply divide your account value at August 31, 2018, by $1,000.00, then multiply it by the “expenses paid” for your share class from the table. For example, for an account value of $8,600.00, the operating expenses should be calculated as follows:
Hypothetical example for comparison purposes
The second line of each share class in the table on the following page allows you to compare the fund’s ongoing operating expenses with those of any other fund. It provides an example of the fund’s hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed 5% annualized return before expenses (which is not the fund’s actual return). It assumes an account value of $1,000.00 on March 1, 2018, with the same investment held until August 31, 2018. Look in any other fund shareholder report to find its hypothetical example and you will be able to compare these expenses. Please remember that these hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.
Remember, these examples do not include any transaction costs, therefore, these examples will not help you to determine the relative total costs of owning different funds. If transaction costs were included, your expenses would have been higher. See the prospectuses for details regarding transaction costs.
10	JOHN HANCOCK EQUITY INCOME FUND | ANNUAL REPORT

SHAREHOLDER EXPENSE EXAMPLE CHART

		Account value on 3-1-2018	Ending value on 8-31-2018	Expenses paid during period ended 8-31-2018[1]	Annualized expense ratio
Class A	Actual expenses/actual returns	$1,000.00	$1,033.70	$5.84	1.14%
	Hypothetical example	1,000.00	1,019.50	5.80	1.14%
Class C	Actual expenses/actual returns	1,000.00	1,030.00	9.41	1.84%
	Hypothetical example	1,000.00	1,015.90	9.35	1.84%
Class 1	Actual expenses/actual returns	1,000.00	1,035.00	4.05	0.79%
	Hypothetical example	1,000.00	1,021.20	4.02	0.79%
Class NAV	Actual expenses/actual returns	1,000.00	1,035.30	3.80	0.74%
	Hypothetical example	1,000.00	1,021.50	3.77	0.74%

[1]	Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).
ANNUAL REPORT | JOHN HANCOCK EQUITY INCOME FUND	11

Fund’s investments
AS OF 8-31-18
	Shares	Value
Common stocks 95.4%		$1,550,597,718
(Cost $1,126,004,067)
Consumer discretionary 6.8%		111,296,336
Auto components 0.4%
Adient PLC (A)	149,982	6,492,721
Hotels, restaurants and leisure 0.9%
Las Vegas Sands Corp.	220,700	14,438,194
Leisure products 0.5%
Mattel, Inc. (A)(B)	529,700	8,173,271
Media 4.0%
Comcast Corp., Class A	445,992	16,497,244
News Corp., Class A	815,950	10,664,467
The Walt Disney Company	46,200	5,175,324
Twenty-First Century Fox, Inc., Class B	747,400	33,558,260
Multiline retail 0.6%
Kohl's Corp.	131,500	10,402,965
Specialty retail 0.4%
L Brands, Inc.	223,000	5,893,890
Consumer staples 6.6%		107,901,614
Beverages 0.6%
PepsiCo, Inc.	80,600	9,028,006
Food and staples retailing 1.1%
Walmart, Inc.	185,900	17,820,374
Food products 2.3%
Archer-Daniels-Midland Company	201,800	10,170,720
Conagra Brands, Inc.	121,600	4,468,800
Kellogg Company	61,900	4,443,801
Tyson Foods, Inc., Class A	302,500	19,000,025
Household products 1.4%
Kimberly-Clark Corp.	199,000	22,992,460
Personal products 0.2%
Coty, Inc., Class A (A)	257,633	3,184,344
Tobacco 1.0%
Philip Morris International, Inc.	215,600	16,793,084
Energy 9.9%		160,206,868
Oil, gas and consumable fuels 9.9%
Apache Corp.	288,796	12,657,929
Chevron Corp.	137,560	16,295,358
EQT Corp.	38,760	1,977,535
Exxon Mobil Corp.	507,924	40,720,267
Hess Corp.	311,000	20,942,740
Occidental Petroleum Corp.	202,100	16,141,727
12	JOHN HANCOCK EQUITY INCOME FUND | ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Shares	Value
Energy (continued)
Oil, gas and consumable fuels (continued)
TOTAL SA, ADR (A)	541,800	$33,992,532
TransCanada Corp.	410,300	17,478,780
Financials 24.9%		404,568,131
Banks 13.0%
Bank of America Corp.	80,522	2,490,545
Citigroup, Inc.	269,150	19,174,246
Fifth Third Bancorp	656,600	19,323,738
JPMorgan Chase & Co.	534,214	61,210,240
KeyCorp	611,997	12,894,777
The PNC Financial Services Group, Inc.	114,800	16,478,392
U.S. Bancorp	519,900	28,131,789
Wells Fargo & Company	893,000	52,222,640
Capital markets 5.1%
Ameriprise Financial, Inc.	22,900	3,250,884
Franklin Resources, Inc.	407,300	12,927,702
Morgan Stanley	562,500	27,466,875
Northern Trust Corp.	43,100	4,631,526
State Street Corp.	260,600	22,648,746
The Bank of New York Mellon Corp.	228,400	11,911,060
Insurance 6.8%
American International Group, Inc.	403,552	21,456,860
Brighthouse Financial, Inc. (B)	227,349	9,437,257
Chubb, Ltd.	176,055	23,809,678
Loews Corp.	334,242	16,815,715
Marsh & McLennan Companies, Inc.	90,500	7,659,015
MetLife, Inc.	511,800	23,486,502
Willis Towers Watson PLC	48,482	7,139,944
Health care 12.3%		200,007,563
Biotechnology 1.2%
Gilead Sciences, Inc.	265,000	20,068,450
Health care equipment and supplies 2.0%
Becton, Dickinson and Company	28,000	7,332,360
Medtronic PLC	254,913	24,576,162
Health care providers and services 2.8%
Anthem, Inc.	114,592	30,335,940
CVS Health Corp.	210,193	15,814,921
Pharmaceuticals 6.3%
Bristol-Myers Squibb Company	205,300	12,430,915
GlaxoSmithKline PLC	486,124	9,845,406
GlaxoSmithKline PLC, ADR	152,800	6,188,400
Johnson & Johnson	223,100	30,049,339
Merck & Company, Inc.	265,600	18,217,504
SEE NOTES TO FINANCIAL STATEMENTS	ANNUAL REPORT | JOHN HANCOCK EQUITY INCOME FUND	13

	Shares	Value
Health care (continued)
Pharmaceuticals (continued)
Pfizer, Inc.	605,688	$25,148,166
Industrials 11.0%		178,878,690
Aerospace and defense 3.4%
Harris Corp.	167,186	27,169,397
Northrop Grumman Corp.	2,600	776,074
The Boeing Company	80,500	27,594,595
Air freight and logistics 1.3%
United Parcel Service, Inc., Class B	176,000	21,626,880
Airlines 1.4%
Alaska Air Group, Inc.	139,900	9,441,851
Delta Air Lines, Inc.	129,700	7,584,856
Southwest Airlines Company	103,000	6,313,900
Building products 1.6%
Johnson Controls International PLC	696,936	26,323,273
Commercial services and supplies 0.3%
Stericycle, Inc. (B)	73,006	4,503,740
Electrical equipment 1.0%
Emerson Electric Company	167,000	12,813,910
nVent Electric PLC	100,800	2,831,472
Industrial conglomerates 0.4%
General Electric Company	461,900	5,976,986
Machinery 0.7%
Flowserve Corp.	56,199	2,929,092
Illinois Tool Works, Inc.	5,000	694,400
PACCAR, Inc.	45,500	3,113,110
Pentair PLC	112,900	4,908,892
Professional services 0.9%
Nielsen Holdings PLC	549,087	14,276,262
Information technology 8.0%		129,679,667
Communications equipment 1.7%
Cisco Systems, Inc.	587,300	28,055,321
Electronic equipment, instruments and components 0.2%
TE Connectivity, Ltd.	34,900	3,199,632
Semiconductors and semiconductor equipment 3.4%
Analog Devices, Inc.	20,100	1,986,885
Applied Materials, Inc.	202,200	8,698,644
QUALCOMM, Inc.	482,200	33,131,962
Texas Instruments, Inc.	105,500	11,858,200
Software 2.3%
CA, Inc.	30,600	1,340,280
Microsoft Corp.	314,500	35,327,785
14	JOHN HANCOCK EQUITY INCOME FUND | ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Shares	Value
Information technology (continued)
Technology hardware, storage and peripherals 0.4%
Hewlett Packard Enterprise Company	211,400	$3,494,442
Western Digital Corp.	40,900	2,586,516
Materials 5.6%		90,397,072
Chemicals 3.5%
Akzo Nobel NV	29,465	2,757,080
CF Industries Holdings, Inc.	384,500	19,974,775
DowDuPont, Inc.	495,440	34,745,207
Construction materials 0.6%
Vulcan Materials Company	81,100	8,985,880
Containers and packaging 0.9%
International Paper Company	284,325	14,540,380
Metals and mining 0.6%
Nucor Corp.	150,300	9,393,750
Real estate 2.6%		42,142,756
Equity real estate investment trusts 2.6%
Equity Residential	204,100	13,827,775
Rayonier, Inc.	276,769	9,639,864
SL Green Realty Corp.	88,672	9,257,357
Weyerhaeuser Company	271,327	9,417,760
Telecommunication services 2.9%		47,214,067
Diversified telecommunication services 2.9%
AT&T, Inc.	75,729	2,418,784
CenturyLink, Inc.	178,998	3,823,397
Telefonica SA	914,427	7,398,328
Verizon Communications, Inc.	607,777	33,044,835
Wireless telecommunication services 0.0%
Vodafone Group PLC	248,129	528,723
Utilities 4.8%		78,304,954
Electric utilities 3.3%
Edison International	171,205	11,253,305
Evergy, Inc.	124,500	7,102,725
PG&E Corp.	206,792	9,549,655
The Southern Company	606,598	26,556,860
Multi-utilities 1.5%
NiSource, Inc.	739,200	20,010,144

Sempra Energy	33,014	3,832,265
SEE NOTES TO FINANCIAL STATEMENTS	ANNUAL REPORT | JOHN HANCOCK EQUITY INCOME FUND	15

	Shares	Value

Preferred securities 2.4%		$38,703,669
(Cost $33,248,767)
Health care 0.8%		13,617,556
Health care equipment and supplies 0.8%
Becton, Dickinson and Company, 6.125%	207,395	13,617,556
Utilities 1.6%		25,086,113
Electric utilities 0.8%
NextEra Energy, Inc., 6.123% (A)	218,445	12,473,210
Multi-utilities 0.8%
DTE Energy Company, 6.500%	54,404	2,875,795
Sempra Energy, 6.000%	72,326	7,433,666
Sempra Energy, 6.750%	22,277	2,303,442

	Rate (%)	Maturity date	Par value^	Value
Corporate bonds 0.5%				$7,475,086
(Cost $7,542,030)
Consumer discretionary 0.5%				7,475,086
Leisure products 0.5%

Mattel, Inc. (C)	6.750	12-31-25	7,632,000	7,475,086
Convertible bonds 0.2%				$3,344,321
(Cost $2,970,000)
Financials 0.2%				3,344,321
Insurance 0.2%
AXA SA (C)	7.250	05-15-21	2,970,000	3,344,321

	Yield (%)	Shares	Value
Securities lending collateral 1.9%			$31,038,511
(Cost $31,035,459)
John Hancock Collateral Trust (D)	2.0611(E)	3,101,959	31,038,511
Short-term investments 1.5%			$23,720,419
(Cost $23,720,419)
Money market funds 1.5%			23,720,419
State Street Institutional U.S. Government Money Market Fund, Premier Class	1.8679(E)	1,500,000	1,500,000
T. Rowe Price Government Money Fund	1.9797(E)	22,220,419	22,220,419

Total investments (Cost $1,224,520,742) 101.9%	$1,654,879,724
Other assets and liabilities, net (1.9%)	(30,759,250)
Total net assets 100.0%	$1,624,120,474

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
^All par values are denominated in U.S. dollars unless otherwise indicated.
16	JOHN HANCOCK EQUITY INCOME FUND | ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

Security Abbreviations and Legend
ADR	American Depositary Receipt
(A)	All or a portion of this security is on loan as of 8-31-18.
(B)	Non-income producing security.
(C)	These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration.
(D)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.
(E)	The rate shown is the annualized seven-day yield as of 8-31-18.
At 8-31-18, the aggregate cost of investments for federal income tax purposes was $1,235,617,082. Net unrealized appreciation aggregated to $419,262,642, of which $458,965,553 related to gross unrealized appreciation and $39,702,911 related to gross unrealized depreciation.
SEE NOTES TO FINANCIAL STATEMENTS	ANNUAL REPORT | JOHN HANCOCK EQUITY INCOME FUND	17

Financial statements
STATEMENT OF ASSETS AND LIABILITIES 8-31-18

Assets
Unaffiliated investments, at value (Cost $1,193,485,283) including $30,384,193 of securities loaned	$1,623,841,213
Affiliated investments, at value (Cost $31,035,459)	31,038,511
Total investments, at value (Cost $1,224,520,742)	1,654,879,724
Dividends and interest receivable	4,459,400
Receivable for fund shares sold	63,883
Receivable for investments sold	1,343,725
Receivable for securities lending income	5,286
Receivable from affiliates	222
Other assets	73,350
Total assets	1,660,825,590
Liabilities
Payable for investments purchased	1,340,456
Payable for fund shares repurchased	259,085
Payable upon return of securities loaned	31,049,431
Payable to subadvisor	3,738,470
Payable to affiliates
Accounting and legal services fees	80,871
Transfer agent fees	4,103
Trustees' fees	787
Other liabilities and accrued expenses	231,913
Total liabilities	36,705,116
Net assets	$1,624,120,474
Net assets consist of
Paid-in capital	$1,083,225,383
Undistributed net investment income	6,078,025
Accumulated net realized gain (loss) on investments, futures contracts and foreign currency transactions	104,457,171
Net unrealized appreciation (depreciation) on investments and translation of assets and liabilities in foreign currencies	430,359,895
Net assets	$1,624,120,474

Net asset value per share
Based on net asset value and shares outstanding - the fund has an unlimited number of shares authorized with no par value
Class A ($43,016,008 ÷ 2,051,539 shares) [1]	$20.97
Class C ($2,671,316 ÷ 127,203 shares) [1]	$21.00
Class 1 ($234,801,877 ÷ 11,183,900 shares)	$20.99
Class NAV ($1,343,631,273 ÷ 64,070,466 shares)	$20.97
Maximum offering price per share
Class A (net asset value per share ÷ 95%)[2]	$22.07

[1]	Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.
[2]	On single retail sales of less than $50,000. On sales of $50,000 or more and on group sales the offering price is reduced.
18	JOHN HANCOCK EQUITY INCOME FUND | ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

STATEMENT OF OPERATIONS For the year ended  8-31-18

Investment income
Dividends	$43,744,147
Interest	946,739
Securities lending	142,347
Less foreign taxes withheld	(452,868)
Total investment income	44,380,365
Expenses
Investment management fees	12,131,858
Distribution and service fees	271,044
Accounting and legal services fees	244,582
Transfer agent fees	45,460
Trustees' fees	25,573
Custodian fees	222,052
State registration fees	41,650
Printing and postage	25,912
Professional fees	106,204
Other	57,638
Total expenses	13,171,973
Less expense reductions	(561,708)
Net expenses	12,610,265
Net investment income	31,770,100
Realized and unrealized gain (loss)
Net realized gain (loss) on
Unaffiliated investments and foreign currency transactions	146,179,465
Affiliated investments	(10,711)
Futures contracts	(9,157)
146,159,597
Change in net unrealized appreciation (depreciation) of
Unaffiliated investments and translation of assets and liabilities in foreign currencies	31,752,487
Affiliated investments	3,383
31,755,870
Net realized and unrealized gain	177,915,467
Increase in net assets from operations	$209,685,567

SEE NOTES TO FINANCIAL STATEMENTS	ANNUAL REPORT | JOHN HANCOCK EQUITY INCOME FUND	19

STATEMENTS OF CHANGES IN NET ASSETS

	Year ended 8-31-18	Year ended 8-31-17
Increase (decrease) in net assets
From operations
Net investment income	$31,770,100	$39,082,535
Net realized gain	146,159,597	94,860,366
Change in net unrealized appreciation (depreciation)	31,755,870	97,722,803
Increase in net assets resulting from operations	209,685,567	231,665,704
Distributions to shareholders
From net investment income
Class A	(615,800)	(604,868)
Class C	(26,150)	(34,639)
Class 1	(4,833,395)	(6,343,151)
Class NAV	(27,520,023)	(34,483,639)
From net realized gain
Class A	(2,586,933)	(594,916)
Class C	(204,282)	(53,437)
Class 1	(17,169,385)	(5,711,645)
Class NAV	(92,481,016)	(29,346,961)
Total distributions	(145,436,984)	(77,173,256)
From fund share transactions	(112,378,607)	(262,107,676)
Total decrease	(48,130,024)	(107,615,228)
Net assets
Beginning of year	1,672,250,498	1,779,865,726
End of year	$1,624,120,474	$1,672,250,498
Undistributed net investment income	$6,078,025	$6,802,301
20	JOHN HANCOCK EQUITY INCOME FUND | ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

Financial highlights
CLASS A SHARES Period ended	8-31-18	8-31-17	8-31-16	8-31-15 [1]
Per share operating performance
Net asset value, beginning of period	$20.22	$18.50	$18.38	$19.76
Net investment income[2]	0.31	0.36	0.36	0.15
Net realized and unrealized gain (loss) on investments	2.22	2.17	1.62	(1.38)
Total from investment operations	2.53	2.53	1.98	(1.23)
Less distributions
From net investment income	(0.33)	(0.40)	(0.33)	(0.15)
From net realized gain	(1.45)	(0.41)	(1.53)	—
Total distributions	(1.78)	(0.81)	(1.86)	(0.15)
Net asset value, end of period	$20.97	$20.22	$18.50	$18.38
Total return (%)[3,4]	12.83	13.96	11.72	(6.31) [5]
Ratios and supplemental data
Net assets, end of period (in millions)	$43	$36	$22	$4
Ratios (as a percentage of average net assets):
Expenses before reductions	1.18	1.19	1.23	1.24 [6]
Expenses including reductions	1.14	1.14	1.14	1.12 [6]
Net investment income	1.52	1.85	2.08	1.79 [6]
Portfolio turnover (%)	19	21	40	19 [7]

[1]	The inception date for Class A shares is 3-27-15.
[2]	Based on average daily shares outstanding.
[3]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[4]	Does not reflect the effect of sales charges, if any.
[5]	Not annualized.
[6]	Annualized.
[7]	Portfolio turnover is shown for the period from 9-1-14 to 8-31-15.
SEE NOTES TO FINANCIAL STATEMENTS	ANNUAL REPORT | JOHN HANCOCK EQUITY INCOME FUND	21

CLASS C SHARES Period ended	8-31-18	8-31-17	8-31-16	8-31-15 [1]
Per share operating performance
Net asset value, beginning of period	$20.25	$18.52	$18.39	$19.76
Net investment income[2]	0.17	0.22	0.24	0.08
Net realized and unrealized gain (loss) on investments	2.22	2.18	1.61	(1.38)
Total from investment operations	2.39	2.40	1.85	(1.30)
Less distributions
From net investment income	(0.19)	(0.26)	(0.19)	(0.07)
From net realized gain	(1.45)	(0.41)	(1.53)	—
Total distributions	(1.64)	(0.67)	(1.72)	(0.07)
Net asset value, end of period	$21.00	$20.25	$18.52	$18.39
Total return (%)[3,4]	12.00	13.16	10.89	(6.61) [5]
Ratios and supplemental data
Net assets, end of period (in millions)	$3	$3	$2	$— [6]
Ratios (as a percentage of average net assets):
Expenses before reductions	1.88	1.89	1.93	1.94 [7]
Expenses including reductions	1.84	1.86	1.89	1.87 [7]
Net investment income	0.80	1.12	1.39	0.94 [7]
Portfolio turnover (%)	19	21	40	19 [8]

[1]	The inception date for Class C shares is 3-27-15.
[2]	Based on average daily shares outstanding.
[3]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[4]	Does not reflect the effect of sales charges, if any.
[5]	Not annualized.
[6]	Less than $500,000.
[7]	Annualized.
[8]	Portfolio turnover is shown for the period from 9-1-14 to 8-31-15.
22	JOHN HANCOCK EQUITY INCOME FUND | ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

CLASS 1 SHARES Period ended	8-31-18	8-31-17	8-31-16	8-31-15	8-31-14
Per share operating performance
Net asset value, beginning of period	$20.24	$18.51	$18.39	$21.47	$18.53
Net investment income[1]	0.39	0.44	0.40	0.36	0.35
Net realized and unrealized gain (loss) on investments	2.21	2.16	1.63	(1.78)	3.17
Total from investment operations	2.60	2.60	2.03	(1.42)	3.52
Less distributions
From net investment income	(0.40)	(0.46)	(0.38)	(0.52)	(0.45)
From net realized gain	(1.45)	(0.41)	(1.53)	(1.14)	(0.13)
Total distributions	(1.85)	(0.87)	(1.91)	(1.66)	(0.58)
Net asset value, end of period	$20.99	$20.24	$18.51	$18.39	$21.47
Total return (%)[2]	13.21	14.36	12.06	(7.33)	19.24
Ratios and supplemental data
Net assets, end of period (in millions)	$235	$255	$271	$297	$377
Ratios (as a percentage of average net assets):
Expenses before reductions	0.82	0.83	0.85	0.86	0.87
Expenses including reductions	0.78	0.79	0.81	0.82	0.83
Net investment income	1.86	2.23	2.29	1.77	1.75
Portfolio turnover (%)	19	21	40	19	17

[1]	Based on average daily shares outstanding.
[2]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
SEE NOTES TO FINANCIAL STATEMENTS	ANNUAL REPORT | JOHN HANCOCK EQUITY INCOME FUND	23

CLASS NAV SHARES Period ended	8-31-18	8-31-17	8-31-16	8-31-15	8-31-14
Per share operating performance
Net asset value, beginning of period	$20.22	$18.49	$18.37	$21.45	$18.52
Net investment income[1]	0.40	0.45	0.41	0.37	0.37
Net realized and unrealized gain (loss) on investments	2.21	2.16	1.63	(1.78)	3.15
Total from investment operations	2.61	2.61	2.04	(1.41)	3.52
Less distributions
From net investment income	(0.41)	(0.47)	(0.39)	(0.53)	(0.46)
From net realized gain	(1.45)	(0.41)	(1.53)	(1.14)	(0.13)
Total distributions	(1.86)	(0.88)	(1.92)	(1.67)	(0.59)
Net asset value, end of period	$20.97	$20.22	$18.49	$18.37	$21.45
Total return (%)[2]	13.28	14.44	12.13	(7.27)	19.25
Ratios and supplemental data
Net assets, end of period (in millions)	$1,344	$1,377	$1,485	$1,553	$1,760
Ratios (as a percentage of average net assets):
Expenses before reductions	0.77	0.78	0.80	0.81	0.82
Expenses including reductions	0.73	0.74	0.76	0.77	0.78
Net investment income	1.92	2.30	2.34	1.83	1.81
Portfolio turnover (%)	19	21	40	19	17

[1]	Based on average daily shares outstanding.
[2]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
24	JOHN HANCOCK EQUITY INCOME FUND | ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

Notes to financial statements

Note 1 — Organization

John Hancock Equity Income Fund (the fund) is a series of John Hancock Funds II (the Trust), an open-end management investment company organized as a Massachusetts business trust and registered under the Investment Company Act of 1940, as amended (the 1940 Act). The investment objective of the fund is to provide substantial dividend income and also long-term growth of capital.

The fund may offer multiple classes of shares. The shares currently offered by the fund are detailed in the Statement of assets and liabilities. Class A and Class C shares are offered to all investors. Class 1 shares are offered only to certain affiliates of Manulife Financial Corporation (MFC). Class NAV shares are offered to John Hancock affiliated funds of funds, retirement plans for employees of John Hancock and/or MFC, and certain 529 plans. Class C shares convert to Class A shares ten years after purchase (certain exclusions may apply). Shareholders of each class have exclusive voting rights to matters that affect that class. The distribution and service fees, if any, and transfer agent fees for each class may differ.

Note 2 — Significant accounting policies

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (US GAAP), which require management to make certain estimates and assumptions as of the date of the financial statements. Actual results could differ from those estimates and those differences could be significant. The fund qualifies as an investment company under Topic 946 of Accounting Standards Codification of US GAAP.

Events or transactions occurring after the end of the fiscal period through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the fund:

Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 p.m., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the net asset value (NAV) may be determined as of the regularly scheduled close of the NYSE pursuant to the fund's Valuation Policies and Procedures.

In order to value the securities, the fund uses the following valuation techniques: Equity securities held by the fund are typically valued at the last sale price or official closing price on the exchange or principal market where the security trades. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Investments by the fund in open-end mutual funds, including John Hancock Collateral Trust (JHCT), are valued at their respective NAVs each business day. Debt obligations are valued based on the evaluated prices provided by an independent pricing vendor or from broker-dealers. Independent pricing vendors utilize matrix pricing which takes into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data, as well as broker supplied prices. Foreign securities and currencies are valued in U.S. dollars based on foreign currency exchange rates supplied by an independent pricing vendor.

In certain instances, the Pricing Committee may determine to value equity securities using prices obtained from another exchange or market if trading on the exchange or market on which prices are typically obtained did not open for trading as scheduled, or if trading closed earlier than scheduled, and trading occurred as normal on another exchange or market.

Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the fund's Pricing Committee following procedures established by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed. Trading in foreign securities may be completed before the scheduled daily close of trading on the NYSE. Significant events at the issuer or market level may affect the values of securities between the time when the valuation of the securities is generally determined and the close of the NYSE. If a significant event occurs, these securities may be fair valued, as determined in good faith by the fund's Pricing Committee, following procedures established by the Board of Trustees. The fund uses fair value adjustment factors provided by an independent pricing vendor to value certain foreign securities in order to adjust for events that may occur between the close of foreign exchanges or markets and the close of the NYSE.

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The fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the fund's own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.

The following is a summary of the values by input classification of the fund's investments as of August 31, 2018, by major security category or type:

	Total value at 8-31-18	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
Investments in securities:
Assets
Common stocks
Consumer discretionary	$111,296,336	$111,296,336	—	—
Consumer staples	107,901,614	107,901,614	—	—
Energy	160,206,868	160,206,868	—	—
Financials	404,568,131	404,568,131	—	—
Health care	200,007,563	190,162,157	$9,845,406	—
Industrials	178,878,690	178,878,690	—	—
Information technology	129,679,667	129,679,667	—	—
Materials	90,397,072	87,639,992	2,757,080	—
Real estate	42,142,756	42,142,756	—	—
Telecommunication services	47,214,067	39,287,016	7,927,051	—
Utilities	78,304,954	78,304,954	—	—
Preferred securities	38,703,669	38,703,669	—	—
Corporate bonds	7,475,086	—	7,475,086	—
Convertible bonds	3,344,321	—	3,344,321	—
Securities lending collateral	31,038,511	31,038,511	—	—
Short-term investments	23,720,419	23,720,419	—	—
Total investments in securities	$1,654,879,724	$1,623,530,780	$31,348,944	—

Security transactions and related investment income. Investment security transactions are accounted for on a trade date plus one basis for daily NAV calculations. However, for financial reporting purposes, investment transactions are reported on trade date. Interest income is accrued as earned. Interest income includes coupon interest and amortization/accretion of premiums/discounts on debt securities. Debt obligations may be placed in a non-accrual status and related interest income may be reduced by stopping current accruals and writing off interest receivable when the collection of all or a portion of interest has become doubtful. Dividend income is recorded on the ex-date, except for dividends of foreign securities where the dividend may not be known until after the ex-date. In those cases, dividend income, net of withholding taxes, is recorded when the fund becomes aware of the dividends. Non-cash dividends, if any, are recorded at the fair market value of the securities received. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds from litigation.

Securities lending. The fund may lend its securities to earn additional income. The fund receives cash collateral from the borrower in an amount not less than the market value of the loaned securities. The fund will invest its collateral in JHCT, an affiliate

ANNUAL REPORT   |   JOHN HANCOCK EQUITY INCOME FUND       26

of the fund, which has a floating NAV and is registered with the Securities and Exchange Commission as an investment company. JHCT invests in short-term money market investments. The fund will receive the benefit of any gains and bear any losses generated by JHCT with respect to the cash collateral.

The fund has the right to recall loaned securities on demand. If a borrower fails to return loaned securities when due, then the lending agent is responsible and indemnifies the fund for the lent securities. The lending agent uses the collateral received from the borrower to purchase replacement securities of the same issue, type, class and series of the loaned securities. If the value of the collateral is less than the purchase cost of replacement securities, the lending agent is responsible for satisfying the shortfall but only to the extent that the shortfall is not due to any decrease in the value of JHCT.

Although the risk of the loss of the securities lent is mitigated by receiving collateral from the borrower and through lending agent indemnification, the fund could experience a delay in recovering securities or could experience a lower than expected return if the borrower fails to return the securities on a timely basis. The fund receives compensation for lending its securities by retaining a portion of the return on the investment of the collateral and compensation from fees earned from borrowers of the securities. Securities lending income received by the fund is net of fees retained by the securities lending agent. Net income received from JHCT is a component of securities lending income as recorded on the Statement of operations.

Obligations to repay collateral received by the fund are shown on the Statement of assets and liabilities as Payable upon return of securities loaned and are secured by the loaned securities. As of August 31, 2018, the fund loaned common stocks valued at $30,384,193 and received $31,049,431 of cash collateral.

Foreign investing. Assets, including investments and liabilities denominated in foreign currencies, are translated into U.S. dollar values each day at the prevailing exchange rate. Purchases and sales of securities, income and expenses are translated into U.S. dollars at the prevailing exchange rate on the date of the transaction. The effect of changes in foreign currency exchange rates on the value of securities is reflected as a component of the realized and unrealized gains (losses) on investments. Foreign investments are subject to a decline in the value of a foreign currency versus the U.S. dollar, which reduces the dollar value of securities denominated in that currency.

Funds that invest internationally generally carry more risk than funds that invest strictly in U.S. securities. Risks can result from differences in economic and political conditions, regulations, market practices (including higher transaction costs), accounting standards and other factors.

Foreign taxes. The fund may be subject to withholding tax on income, capital gains or repatriation taxes imposed by certain countries, a portion of which may be recoverable. Foreign taxes are accrued based upon the fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests. Taxes are accrued based on gains realized by the fund as a result of certain foreign security sales. In certain circumstances, estimated taxes are accrued based on unrealized appreciation of such securities. Investment income is recorded net of foreign withholding taxes, less any amounts reclaimable.

Line of credit. The fund may have the ability to borrow from banks for temporary or emergency purposes, including meeting redemption requests that otherwise might require the untimely sale of securities. Pursuant to the fund's custodian agreement, the custodian may loan money to the fund to make properly authorized payments. The fund is obligated to repay the custodian for any overdraft, including any related costs or expenses. The custodian may have a lien, security interest or security entitlement in any fund property that is not otherwise segregated or pledged, to the extent of any overdraft, and to the maximum extent permitted by law.

The fund and other affiliated funds have entered into a syndicated line of credit agreement with Citibank, N.A. as the administrative agent that enables them to participate in a $750 million unsecured committed line of credit. Excluding commitments designated for a certain fund and subject to the need of all other affiliated funds, the fund can borrow up to an aggregate commitment amount of $500 million, subject to asset coverage and other limitations as specified in the agreement. A commitment fee payable at the end of each calendar quarter, based on the average daily unused portion of the line of credit, is charged to each participating fund based on a combination of fixed and asset based allocations and is reflected in Other expenses on the Statement of operations. For the year ended August 31, 2018, the fund had no borrowings under the line of credit. Commitment fees for the year ended August 31, 2018, were $5,390.

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Expenses. Within the John Hancock group of funds complex, expenses that are directly attributable to an individual fund are allocated to such fund. Expenses that are not readily attributable to a specific fund are allocated among all funds in an equitable manner, taking into consideration, among other things, the nature and type of expense and the fund's relative net assets. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Class allocations. Income, common expenses and realized and unrealized gains (losses) are determined at the fund level and allocated daily to each class of shares based on the net assets of the class. Class-specific expenses, such as distribution and service fees, if any, and transfer agent fees, for all classes, are charged daily at the class level based on the net assets of each class and the specific expense rates applicable to each class.

Federal income taxes. The fund intends to continue to qualify as a regulated investment company by complying with the applicable provisions of the Internal Revenue Code and will not be subject to federal income tax on taxable income that is distributed to shareholders. Therefore, no federal income tax provision is required.

As of August 31, 2018, the fund had no uncertain tax positions that would require financial statement recognition, derecognition or disclosure. The fund's federal tax returns are subject to examination by the Internal Revenue Service for a period of three years.

Distribution of income and gains. Distributions to shareholders from net investment income and net realized gains, if any, are recorded on the ex-date. The fund generally declares and pays dividends quarterly. Capital gain distributions, if any, are typically distributed annually.

The tax character of distributions for the years ended August 31, 2018 and 2017 was as follows:

	August 31, 2018	August 31, 2017
Ordinary income	$36,473,448	$42,764,669
Long-term capital gains	108,963,536	34,408,587
Total	$145,436,984	$77,173,256

Distributions paid by the fund with respect to each class of shares are calculated in the same manner, at the same time and in the same amount, except for the effect of class level expenses that may be applied differently to each class. As of August 31, 2018, the components of distributable earnings on a tax basis consisted of $9,575,773 of undistributed ordinary income and $ 112,055,763 of long-term capital gains.

Such distributions and distributable earnings, on a tax basis, are determined in conformity with income tax regulations, which may differ from US GAAP. Distributions in excess of tax basis earnings and profits, if any, are reported in the fund's financial statements as a return of capital.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences, if any, will reverse in a subsequent period. Book-tax differences are primarily attributable to wash sale loss deferrals.

Note 3 — Derivative instruments

The fund may invest in derivatives in order to meet its investment objective. Derivatives include a variety of different instruments that may be traded in the OTC(over-the-counter) market, on a regulated exchange or through a clearing facility. The risks in using derivatives vary depending upon the structure of the instruments, including the use of leverage, optionality, the liquidity or lack of liquidity of the contract, the creditworthiness of the counterparty or clearing organization and the volatility of the position. Some derivatives involve risks that are potentially greater than the risks associated with investing directly in the referenced securities or other referenced underlying instrument. Specifically, the fund is exposed to the risk that the counterparty to an OTC derivatives contract will be unable or unwilling to make timely settlement payments or otherwise honor its obligations. OTC derivatives transactions typically can only be closed out with the other party to the transaction.

Futures are traded or cleared on an exchange or central clearinghouse. Exchange-traded or cleared transactions generally present less counterparty risk to a fund than OTC transactions. The exchange or clearinghouse stands between the fund and

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the broker to the contract and therefore, credit risk is generally limited to the failure of the exchange or clearinghouse and the clearing member.

Futures. A futures contract is a contractual agreement to buy or sell a particular currency or financial instrument at a predetermined price in the future. Risks related to the use of futures contracts include possible illiquidity of the futures markets, contract prices that can be highly volatile and imperfectly correlated to movements in the underlying financial instrument and potential losses in excess of the amounts recognized on the Statement of assets and liabilities. Use of long futures contracts subjects the fund to the risk of loss up to the notional value of the futures contracts. Use of short futures contracts subjects the fund to unlimited risk of loss.

Upon entering into a futures contract, the fund is required to deposit initial margin with the broker in the form of cash or securities. The amount of required margin is generally based on a percentage of the contract value; this amount is the initial margin for the trade. The margin deposit must then be maintained at the established level over the life of the contract. Futures contracts are marked-to market daily and an appropriate payable or receivable for the change in value (variation margin) and unrealized gain or loss is recorded by the fund. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

During the year ended August 31, 2018, the fund used futures contracts to manage cash flows. The fund held futures contracts with notional values ranging up to $14.7 million. There were no open futures contracts as of August 31, 2018.

Effect of derivative instruments on the Statement of operations

The table below summarizes the net realized gain (loss) included in the net increase (decrease) in net assets from operations, classified by derivative instrument and risk category, for the year ended August 31, 2018:

Statement of operations location - net realized gain (loss) on:
Risk	Futures contracts
Equity	($9,157)

Note 4 — Guarantees and indemnifications

Under the Trust's organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust, including the fund. Additionally, in the normal course of business, the fund enters into contracts with service providers that contain general indemnification clauses. The fund's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the fund that have not yet occurred. The risk of material loss from such claims is considered remote.

Note 5 — Fees and transactions with affiliates

John Hancock Advisers, LLC (the Advisor) serves as investment advisor for the fund. John Hancock Funds, LLC (the Distributor), an affiliate of the Advisor, serves as principal underwriter of the fund. The Advisor and the Distributor are indirect, wholly owned subsidiaries of Manulife Financial Corporation (MFC).

Management fee. The fund has an investment management agreement with the Advisor under which the fund pays a daily management fee to the Advisor equivalent on an annual basis to the sum of: a) 0.825% of the first $100 million of aggregate net assets; b) 0.800% of the aggregate net assets between $100 million and $200 million; c) 0.775% of the aggregate net assets between $200 million and $500 million; d) 0.750% of the aggregate net assets between $500 million and $1 billion; e) 0.750% of the aggregate net assets between $1 billion and $1.5 billion; f) 0.725% of aggregate net assets excess over $1.5 billion. However, when the aggregate net assets exceed $200 million on any day, the annual rate of management fee for that day is 0.800% on the first $200 million of aggregate net assets; when aggregate net assets exceed $500 million on any day, the annual rate of management fee for that day is 0.775% on the first $500 million of aggregate net assets and 0.750% on the amount above $500 million; when aggregate net assets exceed $1 billion on any day, the annual rate of management fee for that day is 0.750% on the first $1 billion of aggregate net assets; and when aggregate net assets exceed $1.5 billion on any day, the annual rate of

ANNUAL REPORT   |   JOHN HANCOCK EQUITY INCOME FUND       29

management fee for that day is 0.725% on the first $1.5 billion of aggregate net assets. Aggregate net assets include the net assets of the fund and Equity Income Trust, a series of John Hancock Variable Insurance Trust. The Advisor has a subadvisory agreement with T.Rowe Price Associates, Inc. The fund is not responsible for payment of the subadvisory fees.

The Advisor has contractually agreed to waive a portion of its management fee and/or reimburse expenses for certain funds of the John Hancock group of funds complex, including the fund (the participating portfolios). This waiver is based upon aggregate net assets of all the participating portfolios. The amount of the reimbursement is calculated daily and allocated among all the participating portfolios in proportion to the daily net assets of each fund. During the year ended August 31, 2018, this waiver amounted to 0.01% of the fund's average net assets. This agreement expires on June 30, 2020, unless renewed by mutual agreement of the Fund and the Advisor based upon a determination that this is appropriate under the circumstances at that time.

The Advisor has contractually agreed to reduce its management fee or, if necessary, make payment to each of Class A and Class C shares in an amount equal to the amount by which the expenses of Class A and Class C shares, as applicable, exceed 1.14% and 1.89%, respectively, of the average net assets attributable to the class. Expenses exclude taxes, brokerage commissions, interest expense, acquired fund fees, litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of business, and short dividend expense. This agreement expires December 31, 2018, unless renewed by mutual agreement of the fund and the Advisor based upon a determination that this is appropriate under the circumstances at that time.

The Advisor has voluntarily agreed to waive a portion of its management fees for the fund. This voluntary waiver is the amount that the subadvisory fee is reduced by T.Rowe Price Associates, Inc. This voluntary expense reimbursement may terminate at any time.

The expense reductions described above amounted to the following for the year ended August 31, 2018:

Class	Expense reduction	Class	Expense reduction
Class A	$14,264	Class 1	$82,953
Class C	987	Total	$561,708
Class NAV	463,504

Expenses waived or reimbursed in the current fiscal period are not subject to recapture in future fiscal periods.

The investment management fees incurred for the year ended August 31, 2018 were equivalent to a net annual effective rate of 0.69% of the fund's average daily net assets.

Accounting and legal services. Pursuant to a service agreement, the fund reimburses the Advisor for all expenses associated with providing the administrative, financial, legal, accounting and recordkeeping services to the fund, including the preparation of all tax returns, periodic reports to shareholders and regulatory reports, among other services. These expenses are allocated to each share class based on its relative net assets at the time the expense was incurred. These accounting and legal services fees incurred for the year ended August 31, 2018 amounted to an annual rate of 0.01% of the fund's average daily net assets.

Distribution and service plans. The fund has a distribution agreement with the Distributor. The fund has adopted distribution and service plans with respect to Class A, Class C and Class 1 shares pursuant to Rule 12b-1 under the 1940 Act, to pay the Distributor for services provided as the distributor of shares of the fund. The fund may pay up to the following contractual rates of distribution and service fees under these arrangements, expressed as an annual percentage of average daily net assets for each class of the fund's shares.

Class	Rule 12b-1 fee
Class A	0.30%
Class C	1.00%
Class 1	0.05%

Sales charges. Class A shares are assessed up-front sales charges, which resulted in payments to the Distributor amounting to $122,595 for the year ended August 31, 2018. Of this amount, $21,204 was retained and used for printing prospectuses, advertising, sales literature and other purposes, $100,840 was paid as sales commissions to broker-dealers and $551 was paid as sales commissions to sales personnel of Signator Investors, Inc., a broker-dealer affiliate of the Advisor.

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Class A and Class C shares may be subject to contingent deferred sales charges (CDSCs). Certain Class A shares that are acquired through purchases of $1 million or more and are redeemed within one year of purchase are subject to a 1.00% sales charge. Class C shares that are redeemed within one year of purchase are subject to a 1.00% CDSC. CDSCs are applied to the lesser of the current market value at the time of redemption or the original purchase cost of the shares being redeemed. Proceeds from CDSCs are used to compensate the Distributor for providing distribution-related services in connection with the sale of these shares. During the year ended August 31, 2018, CDSC's received by the distributor amounted to $0 and $404 for Class A, and Class C shares, respectively.

Transfer agent fees. The John Hancock Group of Funds has a complex-wide transfer agent agreement with John Hancock Signature Services, Inc. (Signature Services), an affiliate of the Advisor. The transfer agent fees paid to Signature Services are determined based on the cost to Signature Services (Signature Services Cost) of providing recordkeeping services. It also includes out-of-pocket expenses, including payments made to third-parties for recordkeeping services provided to their clients who invest in one or more John Hancock funds. In addition, Signature Services Cost may be reduced by certain fees that Signature Services receives in connection with retirement and small accounts. Signature Services Cost is calculated monthly and allocated, as applicable, to five categories of share classes: Retail Share and Institutional Share Classes of Non-Municipal Bond Funds, Class R6 Shares, Retirement Share Classes and Municipal Bond Share Classes. Within each of these categories, the applicable costs are allocated to the affected John Hancock affiliated funds and/or classes, based on the relative average daily net assets.

Class level expenses. Class level expenses for the year ended August 31, 2018 were:

Class	Distribution and service fees	Transfer agent fees
Class A	$117,737	$42,286
Class C	29,468	3,174
Class 1	123,839	—
Total	$271,044	$45,460

Trustee expenses. The fund compensates each Trustee who is not an employee of the Advisor or its affiliates. The costs of paying Trustee compensation and expenses are allocated to each fund based on its net assets relative to other funds within the John Hancock group of funds complex.

Interfund lending program. Pursuant to an Exemptive Order issued by the SEC, the fund, along with certain other funds advised by the Advisor or its affiliates, may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from, or lend money to, other participating affiliated funds. At period end, no interfund loans were outstanding. The fund's activity in this program during the period for which loans were outstanding was as follows:

Borrower or lender	Weighted average loan balance	Days outstanding	Weighted average interest rate	Interest income
Lender	$8,074,153	1	1.250%	$280

Note 6 — Fund share transactions

Transactions in fund shares for the years ended August 31, 2018 and 2017 were as follows:

		Year ended 8-31-18		Year ended 8-31-17
	Shares	Amount	Shares	Amount
Class A shares
Sold	570,419	$11,822,507	1,100,436	$21,382,410
Distributions reinvested	156,407	3,201,973	61,989	1,198,173
Repurchased	(477,941)	(9,918,073)	(564,625)	(10,988,370)
Net increase	248,885	$5,106,407	597,800	$11,592,213

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		Year ended 8-31-18		Year ended 8-31-17
	Shares	Amount	Shares	Amount
Class C shares
Sold	19,479	$404,536	104,015	$2,019,012
Distributions reinvested	11,213	230,432	4,548	88,070
Repurchased	(49,270)	(1,020,174)	(77,529)	(1,498,454)
Net increase (decrease)	(18,578)	$(385,206)	31,034	$608,628
Class 1 shares
Sold	178,395	$3,711,713	377,584	$7,381,360
Distributions reinvested	1,074,392	22,002,780	625,230	12,054,796
Repurchased	(2,686,238)	(55,763,960)	(3,003,132)	(58,099,196)
Net decrease	(1,433,451)	$(30,049,467)	(2,000,318)	$(38,663,040)
Class NAV shares
Sold	1,100,209	$22,798,721	2,156,608	$40,061,100
Distributions reinvested	5,866,708	120,001,039	3,315,514	63,830,600
Repurchased	(11,007,868)	(229,850,101)	(17,645,452)	(339,537,177)
Net decrease	(4,040,951)	$(87,050,341)	(12,173,330)	$(235,645,477)
Total net decrease	(5,244,095)	$(112,378,607)	(13,544,814)	$(262,107,676)

Affiliates of the fund owned 100% of shares of Class 1 and Class NAV shares on August 31, 2018. Such concentration of shareholders' capital could have a material effect on the fund if such shareholders redeem from the fund.

Note 7 — Purchase and sale of securities

Purchases and sales of securities, other than short-term investments, amounted to $311,472,989 and $525,227,901, respectively, for the year ended August 31, 2018.

Note 8 — Industry or sector risk

The fund may invest a large percentage of its assets in one or more particular industries or sectors of the economy. If a large percentage of the fund's assets are economically tied to a single or small number of industries or sectors of the economy, the fund will be less diversified than a more broadly diversified fund, and it may cause the fund to underperform if that industry or sector underperforms. In addition, focusing on a particular industry or sector may make the fund's NAV more volatile. Further, a fund that invests in particular industries or sectors is particularly susceptible to the impact of market, economic, regulatory and other factors affecting those industries or sectors.

Note 9 — Investment by affiliated funds

Certain investors in the fund are affiliated funds that are managed by the Advisor and its affiliates. The affiliated funds do not invest in the fund for the purpose of exercising management or control; however, this investment may represent a significant portion of the fund's net assets. At August 31, 2018, funds within the John Hancock group of funds complex held 82.7% of the fund's net assets. The following funds had an affiliate ownership of 5% or more of the fund's net assets:

Fund	Affiliate concentration
John Hancock Funds II Multimanager Lifestyle Growth Fund	32.2%
John Hancock Funds II Multimanager Lifestyle Balanced Fund	22.7%
John Hancock Funds II Multimanager Lifestyle Aggressive Fund	13.3%

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Note 10 — Investment in affiliated underlying funds

The fund may invest in affiliated underlying funds that are managed by the Advisor and its affiliates. Information regarding the fund's purchases and sales of the affiliated underlying funds as well as income and capital gains earned, if any, during the period is as follows:

					Dividends and distributions
Fund	Beginning share amount	Shares purchased	Shares sold	Ending share amount	Income distributions received	Capital gain distributions received	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Ending value
John Hancock Collateral Trust*	1,132,734	47,527,277	(45,558,052)	3,101,959	—	—	(10,711)	$3,383	$31,038,511
*Refer to the Securities lending note within Note 2 for details regarding this investment.

Note 11 — Other Matters

The Trust and several of its funds, including the Equity Income Fund (the "Fund"),have been named as defendants in a number of adversary proceedings in state and Federal courts across the country arising out of an $8 billion leveraged buyout ("LBO") transaction in 2007, whereby the Tribune Company ("Tribune") converted to a privately held company. In Kirchner v. FitzSimons (the "FitzSimons Action"), the plaintiff alleges that Tribune insiders and shareholders were overpaid for their Tribune stock and is attempting to obtain from former shareholders the proceeds received in connection with the LBO. This claim was brought as a putative defendant class action that names certain shareholders as representatives of a potential class comprised of all Tribune shareholders that tendered their shares in the LBO and received proceeds as a result, including certain John Hancock mutual funds.

In addition, a group of Tribune creditors filed fifty-three actions in various state and federal courts against former Tribune shareholders asserting state law constructive fraudulent conveyance claims arising out of the 2007 LBO (the "SLCFC Actions"). The FitzSimons Action and the SLCFC Actions have been consolidated with the majority of the other LBO-related lawsuits in a multidistrict litigation proceeding captioned in re Tribune Company Fraudulent Conveyance Litigation, No.11-md-2696 (S.D.N.Y.).

The total amount at issue for the Equity Income Fund is approximately $12 million. At this time, the fund cannot predict the outcome of these proceedings. If the proceeding were to be decided in a manner adverse to the fund or if the fund enters into a settlement agreement with the plaintiffs, depending upon the circumstances, the payment of such judgement or settlement could have an adverse effect on the fund's net asset value.

On June 30, 2016, the fund received a reimbursement from T. Rowe Price Associates Inc., the fund's subadvisor, due to a proxy voting error by the subadvisor in relation to a tender offer for shares of Dell Inc. The fund received a payment from the subadvisor of approximately $6.1 million reflecting the difference between the tender offer price of $13.75 per share and the Delaware Chancery Court's valuation opinion of $17.62 a share, plus interest accrued at the statutory rate, and minus a pro rata share of attorneys' fees. The reimbursement agreement with the subadvisor allowed for adjustments to the payment made to the fund should the appraisal value change at a future date. On December 14, 2017, the Delaware Supreme Court reversed and remanded the appraisal decision by the Delaware Chancery Court related to the Dell Inc. tender offer. Beginning in June 2018, settlement action between Dell Inc. and the remaining petitioners commenced. After consultation with T. Rowe Price, it became clear that the last remaining petitioners would be settling soon and that the Delaware Chancery Court action would be concluded. As a result of this consultation, on August 21, 2018, the fund accrued a loss contingency for $3.7 million based on an appraisal value of $13.83 per share plus accrued interest and the fund's obligations under the reimbursement agreement. This is reflected as Payable to subadvisor on the Statement of assets and liabilities. The full amount was subsequently paid to the subadvisor on October 18, 2018.

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REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Trustees of John Hancock Funds II and Shareholders of John Hancock Equity Income Fund

Opinion on the Financial Statements

We have audited the accompanying statement of assets and liabilities, including the fund's investments, of John Hancock Equity Income Fund (one of the funds constituting John Hancock Funds II, referred to hereafter as the "Fund") as of August 31, 2018, the related statement of operations for the year ended August 31, 2018, the statements of changes in net assets for each of the two years in the period ended August 31, 2018, including the related notes, and the financial highlights for each of the periods indicated therein (collectively referred to as the "financial statements"). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of August 31, 2018, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended August 31, 2018 and the financial highlights for each of the periods indicated therein in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements are the responsibility of the Fund's management. Our responsibility is to express an opinion on the Fund's financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) ("PCAOB") and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of August 31, 2018 by correspondence with the custodian, transfer agent and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

/s/ PricewaterhouseCoopers LLP

Boston, Massachusetts

October 24, 2018

We have served as the auditor of one or more investment companies in the John Hancock group of funds since 1988.

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TAX INFORMATION

Unaudited

For federal income tax purposes, the following information is furnished with respect to the distributions of the fund, if any, paid during its taxable year ended August 31, 2018.

The fund reports the maximum amount allowable of its net taxable income as eligible for the corporate dividends-received deduction.

The fund reports the maximum amount allowable of its net taxable income as qualified dividend income as provided in the Jobs and Growth Tax Relief Reconciliation Act of 2003.

The fund paid $108,963,536 in capital gain dividends.

Eligible shareholders will be mailed a 2018 Form 1099-DIV in early 2019. This will reflect the tax character of all distributions paid in calendar year 2018.

Please consult a tax advisor regarding the tax consequences of your investment in the fund.

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CONTINUATION OF INVESTMENT ADVISORY AND SUBADVISORY AGREEMENTS

EVALUATION OF ADVISORY AND SUBADVISORY AGREEMENTS BY THE BOARD OF TRUSTEES

This section describes the evaluation by the Board of Trustees (the Board) of John Hancock Funds II (the Trust) of the Advisory Agreement (the Advisory Agreement) with John Hancock Advisers, LLC (the Advisor) and the Subadvisory Agreement (the Subadvisory Agreement) with T. Rowe Price Associates, Inc. (the Subadvisor), for John Hancock Equity Income Fund (the fund). The Advisory Agreement and Subadvisory Agreement are collectively referred to as the Agreements. Prior to the June 18-21, 2018 in-person meeting at which the Agreements were approved, the Board also discussed and considered information regarding the proposed continuation of the Agreements at an in-person meeting held on May 29-31, 2018.

Approval of Advisory and Subadvisory Agreements

At in-person meetings held on June 18-21, 2018, the Board, including the Trustees who are not parties to any Agreement or considered to be interested persons of the Trust under the Investment Company Act of 1940, as amended (the 1940 Act) (the Independent Trustees), reapproved for an annual period the continuation of the Advisory Agreement between the Trust and the Advisor and the Subadvisory Agreement between the Advisor and the Subadvisor with respect to the fund.

In considering the Advisory Agreement and the Subadvisory Agreement, the Board received in advance of the meetings a variety of materials relating to the fund, the Advisor and the Subadvisor, including comparative performance, fee and expense information for a peer group of similar funds prepared by an independent third-party provider of mutual fund data, performance information for an applicable benchmark index; and, with respect to the Subadvisor, comparative performance information for comparably managed accounts, as applicable, and other information provided by the Advisor and the Subadvisor regarding the nature, extent and quality of services provided by the Advisor and the Subadvisor under their respective Agreements, as well as information regarding the Advisor's revenues and costs of providing services to the fund and any compensation paid to affiliates of the Advisor. At the meetings at which the renewal of the Advisory Agreement and Subadvisory Agreement are considered, particular focus is given to information concerning fund performance, comparability of fees and total expenses, and profitability. However, the Board notes that the evaluation process with respect to the Advisor and the Subadvisor is an ongoing one. In this regard, the Board also took into account discussions with management and information provided to the Board (including its various committees) at prior meetings with respect to the services provided by the Advisor and the Subadvisor to the fund, including quarterly performance reports prepared by management containing reviews of investment results and prior presentations from the Subadvisor with respect to the fund. The information received and considered by the Board in connection with the May and June meetings and throughout the year was both written and oral. The Board also considered the nature, quality, and extent of non-advisory services, if any, to be provided to the fund by the Advisor's affiliates, including distribution services. The Board considered the Advisory Agreement and the Subadvisory Agreement separately in the course of its review. In doing so, the Board noted the respective roles of the Advisor and Subadvisor in providing services to the fund.

Throughout the process, the Board asked questions of and requested additional information from management. The Board is assisted by counsel for the Trust and the Independent Trustees are also separately assisted by independent legal counsel throughout the process. The Independent Trustees also received a memorandum from their independent legal counsel discussing the legal standards for their consideration of the proposed continuation of the Agreements and discussed the proposed continuation of the Agreements in private sessions with their independent legal counsel at which no representatives of management were present.

Approval of Advisory Agreement

In approving the Advisory Agreement with respect to the fund, the Board, including the Independent Trustees, considered a variety of factors, including those discussed below. The Board also considered other factors (including conditions and trends prevailing generally in the economy, the securities markets, and the industry) and did not treat any single factor as determinative, and each Trustee may have attributed different weights to different factors. The Board's conclusions may be

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based in part on its consideration of the advisory and subadvisory arrangements in prior years and on the Board's ongoing regular review of fund performance and operations throughout the year.

Nature, extent, and quality of services. Among the information received by the Board from the Advisor relating to the nature, extent, and quality of services provided to the fund, the Board reviewed information provided by the Advisor relating to its operations and personnel, descriptions of its organizational and management structure, and information regarding the Advisor's compliance and regulatory history, including its Form ADV. The Board also noted that on a regular basis it receives and reviews information from the Trust's Chief Compliance Officer (CCO) regarding the fund's compliance policies and procedures established pursuant to Rule 38a-1 under the 1940 Act. The Board observed that the scope of services provided by the Advisor, and of the undertakings required of the Advisor in connection with those services, including maintaining and monitoring its own and the fund's compliance programs, risk management programs, liquidity management programs and cybersecurity programs, had expanded over time as a result of regulatory, market and other developments. The Board considered that the Advisor is responsible for the management of the day-to-day operations of the fund, including, but not limited to, general supervision of and coordination of the services provided by the Subadvisor, and is also responsible for monitoring and reviewing the activities of the Subadvisor and other third-party service providers. The Board also concluded the significant risks assumed by the Advisor in connection with the services provided to the fund including entrepreneurial risk in sponsoring new funds and ongoing risks including investment, operational, enterprise, litigation, regulatory and compliance risks with respect to all funds.

In considering the nature, extent, and quality of the services provided by the Advisor, the Trustees also took into account their knowledge of the Advisor's management and the quality of the performance of the Advisor's duties, through Board meetings, discussions and reports during the preceding year and through each Trustee's experience as a Trustee of the Trust and of the other trusts in the John Hancock group of funds complex (the John Hancock Fund Complex).

In the course of their deliberations regarding the Advisory Agreement, the Board considered, among other things:

(a)	the skills and competency with which the Advisor has in the past managed the Trust's affairs and its subadvisory relationship, the Advisor's oversight and monitoring of the Subadvisor's investment performance and compliance programs, such as the Subadvisor's compliance with fund policies and objectives, review of brokerage matters, including with respect to trade allocation and best execution and the Advisor's timeliness in responding to performance issues;
(b)	the background, qualifications and skills of the Advisor's personnel;
(c)	the Advisor's compliance policies and procedures and its responsiveness to regulatory changes and fund industry developments;
(d)	the Advisor's administrative capabilities, including its ability to supervise the other service providers for the fund, as well as the Advisor's oversight of any securities lending activity, its monitoring of class action litigation and collection of class action settlements on behalf of the fund, and bringing loss recovery actions on behalf of the fund;
(e)	the financial condition of the Advisor and whether it has the financial wherewithal to provide a high level and quality of services to the fund;
(f)	the Advisor's initiatives intended to improve various aspects of the Trust's operations and investor experience with the fund; and
(g)	the Advisor's reputation and experience in serving as an investment advisor to the Trust and the benefit to shareholders of investing in funds that are part of a family of funds offering a variety of investments.

The Board concluded that the Advisor may reasonably be expected to continue to provide a high quality of services under the Advisory Agreement with respect to the fund.

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Investment performance. In considering the fund's performance, the Board noted that it reviews at its regularly scheduled meetings information about the fund's performance results. In connection with the consideration of the Advisory Agreement, the Board:

(a)	reviewed information prepared by management regarding the fund's performance;
(b)	considered the comparative performance of an applicable benchmark index;
(c)	considered the performance of comparable funds, if any, as included in the report prepared by an independent third-party provider of fund data; and
(d)	took into account the Advisor's analysis of the fund's performance and its plans and recommendations regarding the Trust's subadvisory arrangements generally.

The Board noted that while it found the data provided by the independent third-party generally useful it recognized its limitations, including in particular that the data may vary depending on the end date selected and that the results of the performance comparisons may vary depending on the selection of the peer group. The Board noted that the fund outperformed its benchmark index for the one- and three-year periods and underperformed its benchmark index for the five- and ten-year periods ended December 31, 2017. The Board also noted that the fund outperformed the peer group average for the one-, three- and five-year periods and underperformed the peer group average for the ten-year period ended December 31, 2017. The Board took into account management's discussion of factors that contributed to the fund's performance, including the favorable performance relative to the benchmark index for the one- and three-year periods and to the peer group average for the one-, three- and five-year periods. The Board concluded that the fund's performance has generally been in line with or outperformed the historical performance of comparable funds.

Fees and expenses. The Board reviewed comparative information prepared by an independent third-party provider of mutual fund data, including, among other data, the fund's contractual and net management fees (and subadvisory fees, to the extent available) and total expenses as compared to similarly situated investment companies deemed to be comparable to the fund in light of the nature, extent and quality of the management and advisory and subadvisory services provided by the Advisor and the Subadvisor. The Board considered the fund's ranking within a smaller group of peer funds chosen by the independent third-party provider, as well as the fund's ranking within a broader group of funds. In comparing the fund's contractual and net management fees to those of comparable funds, the Board noted that such fees include both advisory and administrative costs. The Board noted that net management fees for the fund are higher than the peer group median and that net total expenses for the fund are lower than the peer group median.

The Board took into account management's discussion of the fund's expenses, including actions taken to reduce the fund's expenses. The Board also took into account management's discussion with respect to overall management fee and the fees of the Subadvisor, including the amount of the advisory fee retained by the Advisor after payment of the subadvisory fee, in each case in light of the services rendered for those amounts and the risks undertaken by the Advisor. The Board also noted that the Advisor pays the subadvisory fee, and that such fees are negotiated at arm's length with respect to the Subadvisor. In addition, the Board took into account that management had agreed to implement an overall fee waiver across the complex, including the fund, which is discussed further below. The Board also noted actions taken over the past several years to reduce the fund's operating expenses. The Board also noted that, in addition, the Advisor is currently waiving fees and/or reimbursing expenses with respect to the fund and that the fund has breakpoints in its contractual management fee schedule that reduces management fees as assets increase. The Board reviewed information provided by the Advisor concerning the investment advisory fee charged by the Advisor or one of its advisory affiliates to other clients (including other funds in the John Hancock Fund Complex) having similar investment mandates, if any. The Board considered any differences between the Advisor's and Subadvisor's services to the fund and the services they provide to other comparable clients or funds. The Board concluded that the advisory fee paid with respect to the fund is reasonable in light of the nature, extent and quality of the services provided to the fund under the Advisory Agreement.

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Profitability/Fall out benefits. In considering the costs of the services to be provided and the profits to be realized by the Advisor and its affiliates from the Advisor's relationship with the Trust, the Board:

(a)	reviewed financial information of the Advisor;
(b)	reviewed and considered information presented by the Advisor regarding the net profitability to the Advisor and its affiliates with respect to the fund;
(c)	received and reviewed profitability information with respect to the John Hancock Fund Complex as a whole and with respect to the fund;
(d)	received information with respect to the Advisor's allocation methodologies used in preparing the profitability data and considered that the Advisor hired an independent third-party consultant to provide an analysis of the Advisor's allocation methodologies;
(e)	considered that the John Hancock insurance companies that are affiliates of the Advisor, as shareholders of the Trust directly or through their separate accounts, receive certain tax credits or deductions relating to foreign taxes paid and dividends received by certain funds of the Trust and noted that these tax benefits, which are not available to participants in qualified retirement plans under applicable income tax law, are reflected in the profitability information reviewed by the Board;
(f)	considered that the Advisor also provides administrative services to the fund on a cost basis pursuant to an administrative services agreement;
(g)	noted that affiliates of the Advisor provide transfer agency services and distribution services to the fund, and that the fund's distributor also receives Rule 12b-1 payments to support distribution of the fund;
(h)	noted that the Advisor also derives reputational and other indirect benefits from providing advisory services to the fund;
(i)	noted that the subadvisory fee for the fund is paid by the Advisor and is negotiated at arm's length; and
(j)	considered the Advisor's ongoing costs and expenditures necessary to improve services, meet new regulatory and compliance requirements, and adapt to other challenges impacting the fund industry; and
(k)	considered that the Advisor should be entitled to earn a reasonable level of profits in exchange for the level of services it provides to the fund and the risks that it assumes as Advisor, including entrepreneurial, operational, reputational, litigation and regulatory risk.

Based upon its review, the Board concluded that the level of profitability, if any, of the Advisor and its affiliates from their relationship with the fund was reasonable and not excessive.

Economies of scale. In considering the extent to which economies of scale would be realized as the fund grows and whether fee levels reflect these economies of scale for the benefit of fund shareholders, the Board:

(a)	considered that the Advisor has contractually agreed to waive a portion of its management fee for certain funds of the John Hancock Fund Complex, including the fund (the participating portfolios) or otherwise reimburse the expenses of the participating portfolios (the reimbursement). This waiver is based upon aggregate net assets of all the participating portfolios. The amount of the reimbursement is calculated daily and allocated among all the participating portfolios in proportion to the daily net assets of each fund;

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(b)	reviewed the fund's advisory fee structure and concluded that: (i) the fund's fee structure contains breakpoints at the subadvisory fee level and that such breakpoints are reflected as breakpoints in the advisory fees for the fund; and (ii) although economies of scale cannot be measured with precision, these arrangements permit shareholders of the fund to benefit from economies of scale if the fund grows. The Board also took into account management's discussion of the fund's advisory fee structure; and
(c)	the Board also considered the effect of the fund's growth in size on its performance and fees. The Board also noted that if the fund's assets increase over time, the fund may realize other economies of scale.

Approval of Subadvisory Agreement

In making its determination with respect to approval of the Subadvisory Agreement, the Board reviewed:

(1)	information relating to the Subadvisor's business, including current subadvisory services to the Trust (and other funds in the John Hancock Fund Complex);
(2)	the historical and current performance of the fund and comparative performance information relating to an applicable benchmark index and comparable funds;
(3)	the subadvisory fee for the fund, including any breakpoints, and to the extent available, comparable fee information prepared by an independent third party provider of fund data; and
(4)	information relating to the nature and scope of any material relationships and their significant to the Trust's Advisor and Subadvisor.

Nature, extent, and quality of services. With respect to the services provided by the Subadvisor, the Board received information provided to the Board by the Subadvisor, including the Subadvisor's Form ADV, as well as took into account information presented throughout the past year. The Board considered the Subadvisor's current level of staffing and its overall resources, as well as received information relating to the Subadvisor's compensation program. The Board reviewed the Subadvisor's history and investment experience, as well as information regarding the qualifications, background, and responsibilities of the Subadvisor's investment and compliance personnel who provide services to the fund. The Board also considered, among other things, the Subadvisor's compliance program and any disciplinary history. The Board also considered the Subadvisor's risk assessment and monitoring process. The Board reviewed the Subadvisor's regulatory history, including whether it was involved in any regulatory actions or investigations as well as material litigation, and any settlements and amelioratory actions undertaken, as appropriate. The Board noted that the Advisor conducts regular, periodic reviews of the Subadvisor and its operations, including regarding investment processes and organizational and staffing matters. The Board also noted that the Trust's CCO and his staff conduct regular, periodic compliance reviews with the Subadvisor and present reports to the Independent Trustees regarding the same, which includes evaluating the regulatory compliance systems of the Subadvisor and procedures reasonably designed to assure compliance with the federal securities laws. The Board also took into account the financial condition of the Subadvisor.

The Board considered the Subadvisor's investment process and philosophy. The Board took into account that the Subadvisor's responsibilities include the development and maintenance of an investment program for the fund that is consistent with the fund's investment objective, the selection of investment securities and the placement of orders for the purchase and sale of such securities, as well as the implementation of compliance controls related to performance of these services. The Board also received information with respect to the Subadvisor's brokerage policies and practices, including with respect to best execution and soft dollars.

Subadvisor compensation. In considering the cost of services to be provided by the Subadvisor and the profitability to the Subadvisor of its relationship with the fund, the Board noted that the fees under the Subadvisory Agreement are paid by the Advisor and not the fund.

The Board also relied on the ability of the Advisor to negotiate the Subadvisory Agreement with the Subadvisor, which is not affiliated with the Advisor, and the fees thereunder at arm's length. As a result, the costs of the services to be provided and

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the profits to be realized by the Subadvisor from its relationship with the Trust were not a material factor in the Board's consideration of the Subadvisory Agreement.

The Board also received information regarding the nature and scope (including their significance to the Advisor and its affiliates and to the Subadvisor) of any material relationships with respect to the Subadvisor, which include arrangements in which the Subadvisor or its affiliates provide advisory, distribution, or management services in connection with financial products sponsored by the Advisor or its affiliates, and may include other registered investment companies, a 529 education savings plan, managed separate accounts and exempt group annuity contracts sold to qualified plans. The Board also received information and took into account any other potential conflicts of interest the Advisor might have in connection with the Subadvisory Agreement.

In addition, the Board considered other potential indirect benefits that the Subadvisor and its affiliates may receive from the Subadvisor's relationship with the fund, such as the opportunity to provide advisory services to additional funds in the John Hancock Fund Complex and reputational benefits.

Subadvisory fees. The Board considered that the fund pays an advisory fee to the Advisor and that, in turn, the Advisor pays a subadvisory fee to the Subadvisor. As noted above, the Board also considered the fund's subadvisory fees as compared to similarly situated investment companies deemed to be comparable to the fund as included in the report prepared by the independent third party provider of fund data, to the extent available. The Board noted that the limited size of the Lipper peer group was not sufficient for comparative purposes. The Board also took into account the subadvisory fees paid by the Advisor to the Subadvisor with respect to the fund and compared them to fees charged by the Subadvisor to manage other subadvised portfolios and portfolios not subject to regulation under the 1940 Act, as applicable.

Subadvisor performance. As noted above, the Board considered the fund's performance as compared to the fund's peer group and the benchmark index and noted that the Board reviews information about the fund's performance results at its regularly scheduled meetings. The Board noted the Advisor's expertise and resources in monitoring the performance, investment style and risk-adjusted performance of the Subadvisor. The Board was mindful of the Advisor's focus on the Subadvisor's performance. The Board also noted the Subadvisor's long-term performance record for similar accounts, as applicable.

The Board's decision to approve the Subadvisory Agreement was based on a number of determinations, including the following:

(1)	the Subadvisor has extensive experience and demonstrated skills as a manager;
(2)	The performance of the fund has generally been in line with or outperformed the historical performance of comparable funds;
(3)	the subadvisory fee is reasonable in relation to the level and quality of services being provided under the Subadvisory Agreement; and
(4)	noted that the subadvisory fees are paid by the Advisor not the fund and that the subadvisory fee breakpoints are reflected as breakpoints in the advisory fees for the fund in order to permit shareholders to benefit from economies of scale if the fund grows.
* * *

Based on the Board's evaluation of all factors that the Board deemed to be material, including those factors described above, the Board, including the Independent Trustees, concluded that renewal of the Advisory Agreement and the Subadvisory Agreement would be in the best interest of the fund and its shareholders. Accordingly, the Board, and the Independent Trustees voting separately, approved the Advisory Agreement and Subadvisory Agreement for an additional one-year period.

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Trustees and Officers

This chart provides information about the Trustees and Officers who oversee your John Hancock fund. Officers elected by the Trustees manage the day-to-day operations of the fund and execute policies formulated by the Trustees.

Independent Trustees

Name, year of birth Position(s) held with Trust Principal occupation(s) and other directorships during past 5 years	Trustee of the Trust since[1]	Number of John Hancock funds overseen by Trustee
Hassell H. McClellan, Born: 1945	2005	216
Trustee and Chairperson of the Board
Director/Trustee, Virtus Funds (since 2008); Director, The Barnes Group (since 2010); Associate Professor, The Wallace E. Carroll School of Management, Boston College (retired 2013). Trustee (since 2014) and Chairperson of the Board (since 2017), John Hancock Collateral Trust; Trustee (since 2015) and Chairperson of the Board (since 2017), John Hancock Exchange-Traded Fund Trust; Trustee (since 2012) and Chairperson of the Board (since 2017), John Hancock retail funds[3]; Trustee (2005-2006 and since 2012) and Chairperson of the Board (since 2017), John Hancock Funds III; Trustee (since 2005) and Chairperson of the Board (since 2017), John Hancock Variable Insurance Trust and John Hancock Funds II.

Charles L. Bardelis,[2] Born: 1941	2005	216
Trustee
Director, Island Commuter Corp. (marine transport). Trustee, John Hancock Collateral Trust (since 2014), Trustee, John Hancock Exchange-Traded Fund Trust (since 2015); Trustee, John Hancock retail funds[3] (since 2012); Trustee, John Hancock Funds III (2005-2006 and since 2012); Trustee, John Hancock Variable Insurance Trust (since 1988); Trustee, John Hancock Funds II (since 2005).

James R. Boyle, Born: 1959	2015	216
Trustee
Chief Executive Officer, Foresters Financial (since 2018); Chairman and Chief Executive Officer, Zillion Group, Inc. (formerly HealthFleet, Inc.) (healthcare) (2014-2018); Executive Vice President and Chief Executive Officer, U.S. Life Insurance Division of Genworth Financial, Inc. (insurance) (January 2014-July 2014); Senior Executive Vice President, Manulife Financial Corporation, President and Chief Executive Officer, John Hancock (1999-2012); Chairman and Director, John Hancock Advisers, LLC, John Hancock Funds, LLC, and John Hancock Investment Management Services, LLC (2005-2010). Trustee, John Hancock Collateral Trust and John Hancock Exchange-Traded Fund Trust (since 2015); Trustee, John Hancock retail funds[3] (2005-2010; 2012-2014 and since 2015); Trustee, John Hancock Variable Insurance Trust and John Hancock Funds II (2005-2014 and since 2015).

Peter S. Burgess,[2] Born: 1942	2005	216
Trustee
Consultant (financial, accounting, and auditing matters) (since 1999); Certified Public Accountant; Partner, Arthur Andersen (independent public accounting firm) (prior to 1999); Director, Lincoln Educational Services Corporation (since 2004); Director, Symetra Financial Corporation (2010-2016); Director, PMA Capital Corporation (2004-2010). Trustee, John Hancock Collateral Trust (since 2014); Trustee, John Hancock Exchange-Traded Fund Trust (since 2015); Trustee, John Hancock retail funds[3] (since 2012); Trustee, John Hancock Funds III (2005-2006 and since 2012); Trustee, John Hancock Variable Insurance Trust and John Hancock Funds II (since 2005).

William H. Cunningham, Born: 1944	2012	216
Trustee
Professor, University of Texas, Austin, Texas (since 1971); former Chancellor, University of Texas System and former President of the University of Texas, Austin, Texas; Chairman (since 2009) and Director (since 2006), Lincoln National Corporation (insurance); Director, Southwest Airlines (since 2000); former Director, LIN Television (2009-2014). Trustee, John Hancock retail funds[3] (since 1986); Trustee, John Hancock Variable Insurance Trust (since 2012); Trustee, John Hancock Funds II (2005-2006 and since 2012); Trustee, John Hancock Collateral Trust (since 2014); Trustee, John Hancock Exchange-Traded Fund Trust (since 2015).

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Independent Trustees (continued)

Name, year of birth Position(s) held with Trust Principal occupation(s) and other directorships during past 5 years	Trustee of the Trust since[1]	Number of John Hancock funds overseen by Trustee
Grace K. Fey, Born: 1946	2008	216
Trustee
Chief Executive Officer, Grace Fey Advisors (since 2007); Director and Executive Vice President, Frontier Capital Management Company (1988-2007); Director, Fiduciary Trust (since 2009). Trustee, John Hancock Collateral Trust (since 2014); Trustee, John Hancock Exchange-Traded Fund Trust (since 2015); Trustee, John Hancock retail funds[3] (since 2012); Trustee, John Hancock Variable Insurance Trust and John Hancock Funds II (since 2008).

Theron S. Hoffman,[2] Born: 1947	2008	216
Trustee
Chief Executive Officer, T. Hoffman Associates, LLC (consulting firm) (since 2003); Director, The Todd Organization (consulting firm) (2003-2010); President, Westport Resources Management (investment management consulting firm) (2006-2008); Board Member, Senior Managing Director, Partner, and Operating Head, Putnam Investments (2000-2003); Executive Vice President, The Thomson Corp. (financial and legal information publishing) (1997-2000). Trustee, John Hancock Collateral Trust (since 2014); Trustee, John Hancock Exchange-Traded Fund Trust (since 2015); Trustee, John Hancock retail funds[3] (since 2012); Trustee, John Hancock Variable Insurance Trust and John Hancock Funds II (since 2008).

Deborah C. Jackson, Born: 1952	2012	216
Trustee
President, Cambridge College, Cambridge, Massachusetts (since 2011); Board of Directors, National Association of Corporate Directors/New England (since 2015); Board of Directors, Association of Independent Colleges and Universities of Massachusetts (since 2014); Chief Executive Officer, American Red Cross of Massachusetts Bay (2002-2011); Board of Directors of Eastern Bank Corporation (since 2001); Board of Directors of Eastern Bank Charitable Foundation (since 2001); Board of Directors of American Student Assistance Corporation (1996-2009); Board of Directors of Boston Stock Exchange (2002-2008); Board of Directors of Harvard Pilgrim Healthcare (health benefits company) (2007-2011). Trustee, John Hancock retail funds[3] (since 2008); Trustee, John Hancock Variable Insurance Trust and John Hancock Funds II (since 2012); Trustee, John Hancock Collateral Trust (since 2014); and Trustee, John Hancock Exchange-Traded Fund Trust (since 2015).

James M. Oates, Born: 1946	2005	216

Trustee
Managing Director, Wydown Group (financial consulting firm) (since 1994); Chairman and Director, Emerson Investment Management, Inc. (2000-2015); Independent Chairman, Hudson Castle Group, Inc. (formerly IBEX Capital Markets, Inc.) (financial services company) (1997-2011); Director, Stifel Financial (since 1996); Director, Investor Financial Services Corporation (1995-2007); Director, Connecticut River Bancorp (1998-2014); Director/Trustee, Virtus Funds (since 1988). Trustee (since 2014) and Chairperson of the Board (2014-2016), John Hancock Collateral Trust; Trustee (since 2015) and Chairperson of the Board (2015-2016), John Hancock Exchange-Traded Fund Trust; Trustee (since 2012) and Chairperson of the Board (2012-2016), John Hancock retail funds[3]; Trustee (2005-2006 and since 2012) and Chairperson of the Board (2012-2016), John Hancock Funds III; Trustee (since 2004) and Chairperson of the Board (2005-2016), John Hancock Variable Insurance Trust; Trustee (since 2005) and Chairperson of the Board, John Hancock Funds II (2005-2016).

Steven R. Pruchansky, Born: 1944	2012	216
Trustee and Vice Chairperson of the Board
Managing Director, Pru Realty (since 2017); Chairman and Chief Executive Officer, Greenscapes of Southwest Florida, Inc. (since 2000); Director and President, Greenscapes of Southwest Florida, Inc. (until 2000); Member, Board of Advisors, First American Bank (until 2010); Managing Director, Jon James, LLC (real estate) (since 2000); Partner, Right Funding, LLC (2014-2017); Director, First Signature Bank & Trust Company (until 1991); Director, Mast Realty Trust (until 1994); President, Maxwell Building Corp. (until 1991). Trustee (since 1992) and Chairperson of the Board (2011-2012), John Hancock retail funds[3]; Trustee and Vice Chairperson of the Board, John Hancock retail funds[3] John Hancock Variable Insurance Trust, and John Hancock Funds II (since 2012); Trustee and Vice Chairperson of the Board, John Hancock Collateral Trust (since 2014); Trustee and Vice Chairperson of the Board, John Hancock Exchange-Traded Fund Trust (since 2015).

ANNUAL REPORT   |   JOHN HANCOCK EQUITY INCOME FUND       43

Independent Trustees (continued)

Name, year of birth Position(s) held with Trust Principal occupation(s) and other directorships during past 5 years	Trustee of the Trust since[1]	Number of John Hancock funds overseen by Trustee
Gregory A. Russo, Born: 1949	2012	216
Trustee
Director and Audit Committee Chairman (since 2012), and Member, Audit Committee and Finance Committee (since 2011), NCH Healthcare System, Inc. (holding company for multi-entity healthcare system); Director and Member (since 2012) and Finance Committee Chairman (since 2014), The Moorings, Inc. (nonprofit continuing care community); Vice Chairman, Risk & Regulatory Matters, KPMG LLP (KPMG) (2002-2006); Vice Chairman, Industrial Markets, KPMG (1998-2002); Chairman and Treasurer, Westchester County, New York, Chamber of Commerce (1986-1992); Director, Treasurer, and Chairman of Audit and Finance Committees, Putnam Hospital Center (1989-1995); Director and Chairman of Fundraising Campaign, United Way of Westchester and Putnam Counties, New York (1990-1995). Trustee, John Hancock retail funds[3] (since 2008); Trustee, John Hancock Variable Insurance Trust and John Hancock Funds II (since 2012); Trustee, John Hancock Collateral Trust (since 2014); Trustee, John Hancock Exchange-Traded Fund Trust (since 2015).

Non-Independent Trustees4

Name, year of birth Position(s) held with Trust Principal occupation(s) and other directorships during past 5 years	Trustee of the Trust since[1]	Number of John Hancock funds overseen by Trustee
Andrew G. Arnott, Born: 1971	2017	216
President and Non-Independent Trustee
Executive Vice President, John Hancock Financial Services (since 2009, including prior positions); Director and Executive Vice President, John Hancock Advisers, LLC (since 2005, including prior positions); Director and Executive Vice President, John Hancock Investment Management Services, LLC (since 2006, including prior positions); President, John Hancock Funds, LLC (since 2004, including prior positions); President, John Hancock retail funds,[3] John Hancock Variable Insurance Trust, and John Hancock Funds II (since 2007, including prior positions); President, John Hancock Collateral Trust and John Hancock Exchange-Traded Fund Trust (since 2014). Trustee, John Hancock Collateral Trust, John Hancock Exchange-Traded Fund Trust, John Hancock retail funds,[3] John Hancock Variable Insurance Trust, and John Hancock Funds II (since 2017).

Marianne Harrison, Born: 1963	2018	216
Non-Independent Trustee
President and CEO, John Hancock (since 2017); President and CEO, Manulife Canadian Division (2013-2017); Member, Board of Directors, American Council of Life Insurers (ACLI) (since 2018); Member, Board of Directors, Communitech, an industry-led innovation center that fosters technology companies in Canada (since 2017); Member, Board of Directors, Manulife Assurance Canada (since 2015); Board Member, St. Mary's General Hospital Foundation (since 2014); Member, Board of Directors, Manulife Bank of Canada (since 2013); Member, Standing Committee of the Canadian Life & Health Assurance Association (since 2013); Member, Board of Directors, John Hancock USA, John Hancock Life & Health, John Hancock New York (2012-2013). Trustee, John Hancock Collateral Trust, John Hancock Exchange-Traded Fund Trust, John Hancock retail funds[3], John Hancock Variable Insurance Trust, and John Hancock Funds II (since 2018).

Warren A. Thomson, Born: 1955	2012	216
Non-Independent Trustee
Senior Executive Vice President and Chief Investment Officer, Manulife Financial Corporation and The Manufacturers Life Insurance Company (since 2009); Chairman, Manulife Asset Management (since 2001, including prior positions); Director and Chairman, Manulife Asset Management Limited (since 2006); Director and Chairman, Hancock Natural Resources Group, Inc. (since 2013). Trustee, John Hancock retail funds,[3] John Hancock Variable Insurance Trust, and John Hancock Funds II (since 2012); Trustee, John Hancock Collateral Trust (since 2014); Trustee, John Hancock Exchange-Traded Fund Trust (since 2015).

ANNUAL REPORT   |   JOHN HANCOCK EQUITY INCOME FUND       44

Principal officers who are not Trustees

Name, year of birth Position(s) held with Trust Principal occupation(s) during past 5 years	Officer of the Trust since
John J. Danello, Born: 1955	2014
Senior Vice President, Secretary, and Chief Legal Officer
Vice President and Chief Counsel, John Hancock Wealth Management (since 2005); Senior Vice President (since 2007) and Chief Legal Counsel (2007-2010), John Hancock Funds, LLC and The Berkeley Financial Group, LLC; Senior Vice President (since 2006, including prior positions) and Chief Legal Officer and Secretary (since 2014), John Hancock retail funds,[3] John Hancock Funds II and John Hancock Variable Insurance Trust; Senior Vice President, Secretary and Chief Legal Officer, John Hancock Collateral Trust and John Hancock Exchange-Traded Fund Trust (since 2014); Vice President, John Hancock Life & Health Insurance Company (since 2009); Vice President, John Hancock Life Insurance Company (USA) and John Hancock Life Insurance Company of New York (since 2010); and Senior Vice President, Secretary and Chief Legal Counsel (2007-2014, including prior positions) of John Hancock Advisers, LLC and John Hancock Investment Management Services, LLC.

Francis V. Knox, Jr., Born: 1947	2005
Chief Compliance Officer
Vice President, John Hancock Financial Services (since 2005); Chief Compliance Officer, John Hancock retail funds,[3] John Hancock Variable Insurance Trust, John Hancock Funds II, John Hancock Advisers, LLC, and John Hancock Investment Management Services, LLC (since 2005); Chief Compliance Officer, John Hancock Collateral Trust and John Hancock Exchange-Traded Fund Trust (since 2014).

Charles A. Rizzo, Born: 1957	2007
Chief Financial Officer
Vice President, John Hancock Financial Services (since 2008); Senior Vice President, John Hancock Advisers, LLC and John Hancock Investment Management Services, LLC (since 2008); Chief Financial Officer, John Hancock retail funds,[3] John Hancock Variable Insurance Trust and John Hancock Funds II (since 2007); Chief Financial Officer, John Hancock Collateral Trust and John Hancock Exchange-Traded Fund Trust (since 2014).

Salvatore Schiavone, Born: 1965	2009
Treasurer
Assistant Vice President, John Hancock Financial Services (since 2007); Vice President, John Hancock Advisers, LLC and John Hancock Investment Management Services, LLC (since 2007); Treasurer, John Hancock retail funds[3] (since 2007, including prior positions); Treasurer, John Hancock Variable Insurance Trust and John Hancock Funds II (2007-2009 and since 2010, including prior positions); Treasurer, John Hancock Collateral Trust and John Hancock Exchange-Traded Fund Trust (since 2014).

The business address for all Trustees and Officers is 601 Congress Street, Boston, Massachusetts 02210-2805.

The Statement of Additional Information of the fund includes additional information about members of the Board of Trustees of the Trust and is available without charge, upon request, by calling 800-225-5291.

1	Each Trustee holds office until his or her successor is elected and qualified, or until the Trustee's death, retirement, resignation, or removal. Mr. Boyle has served as Trustee at various times prior to the date listed in the table.
2	Member of the Audit Committee.
3	"John Hancock retail funds" comprises John Hancock Funds III and 40 other John Hancock funds consisting of 30 series of other John Hancock trusts and 10 closed-end funds.
4	The Trustee is a Non-Independent Trustee due to current or former positions with the Advisor and certain affiliates.
ANNUAL REPORT   |   JOHN HANCOCK EQUITY INCOME FUND       45

More information

Trustees

Hassell H. McClellan, Chairperson
Steven R. Pruchansky, Vice Chairperson
Andrew G. Arnott†
Charles L. Bardelis*
James R. Boyle
Peter S. Burgess*
William H. Cunningham
Grace K. Fey
Marianne Harrison†#
Theron S. Hoffman*
Deborah C. Jackson
James M. Oates
Gregory A. Russo
Warren A. Thomson†

Officers

Andrew G. Arnott
President

John J. Danello
Senior Vice President, Secretary,
and Chief Legal Officer

Francis V. Knox, Jr.
Chief Compliance Officer

Charles A. Rizzo
Chief Financial Officer

Salvatore Schiavone
Treasurer

Investment advisor

John Hancock Advisers, LLC

Subadvisor

T. Rowe Price Associates, Inc.

Principal distributor

John Hancock Funds, LLC

Custodian

State Street Bank and Trust Company

Transfer agent

John Hancock Signature Services, Inc.

Legal counsel

K&L Gates LLP

Independent registered public accounting firm

PricewaterhouseCoopers, LLP

*Member of the Audit Committee
†Non-Independent Trustee
#Effective 6-19-18

The fund's proxy voting policies and procedures, as well as the fund proxy voting record for the most recent twelve-month period ended June 30, are available free of charge on the Securities and Exchange Commission (SEC) website at sec.gov or on our website.

The fund's complete list of portfolio holdings, for the first and third fiscal quarters, is filed with the SEC on Form N-Q. The fund's Form N-Q is available on our website and the SEC's website, sec.gov, and can be reviewed and copied (for a fee) at the SEC's Public Reference Room in Washington, DC. Call 800-SEC-0330 to receive information on the operation of the SEC's Public Reference Room.

We make this information on your fund, as well as monthly portfolio holdings, and other fund details available on our website at jhinvestments.com or by calling 800-225-5291.

You can also contact us:
800-225-5291 jhinvestments.com	Regular mail: John Hancock Signature Services, Inc. P.O. Box 55913 Boston, MA 02205-5913	Express mail: John Hancock Signature Services, Inc. Suite 55913 30 Dan Road Canton, MA 02021

ANNUAL REPORT   |   JOHN HANCOCK EQUITY INCOME FUND       46

John Hancock family of funds

DOMESTIC EQUITY FUNDS

Blue Chip Growth

Classic Value

Disciplined Value

Disciplined Value Mid Cap

Equity Income

Financial Industries

Fundamental All Cap Core

Fundamental Large Cap Core

Fundamental Large Cap Value

Natural Resources

New Opportunities

Regional Bank

Small Cap Core

Small Cap Growth

Small Cap Value

Strategic Growth

U.S. Global Leaders Growth

U.S. Growth

Value Equity

GLOBAL AND INTERNATIONAL EQUITY FUNDS

Disciplined Value International

Emerging Markets

Emerging Markets Equity

Fundamental Global Franchise

Global Equity

Global Shareholder Yield

Greater China Opportunities

International Growth

International Small Company

International Value Equity

INCOME FUNDS

Bond

California Tax-Free Income

Emerging Markets Debt

Floating Rate Income

Government Income

High Yield

High Yield Municipal Bond

Income

Investment Grade Bond

Money Market

Short Duration Credit Opportunities

Spectrum Income

Strategic Income Opportunities

Tax-Free Bond

ALTERNATIVE AND SPECIALTY FUNDS

Absolute Return Currency

Alternative Asset Allocation

Enduring Assets

Global Absolute Return Strategies

Global Conservative Absolute Return

Global Focused Strategies

Redwood

Seaport Long/Short

Technical Opportunities

A fund's investment objectives, risks, charges, and expenses should be considered carefully before investing. The prospectus contains this and other important information about the fund. To obtain a prospectus, contact your financial professional, call John Hancock Investments at 800-225-5291, or visit our website at jhinvestments.com. Please read the prospectus carefully before investing or sending money.

ASSET ALLOCATION

Balanced

Income Allocation

Multi-Index Lifetime Portfolios

Multi-Index Preservation Portfolios

Multimanager Lifestyle Portfolios

Multimanager Lifetime Portfolios

Retirement Income 2040

EXCHANGE-TRADED FUNDS

John Hancock Multifactor Consumer Discretionary ETF

John Hancock Multifactor Consumer Staples ETF

John Hancock Multifactor Developed International ETF

John Hancock Multifactor Energy ETF

John Hancock Multifactor Financials ETF

John Hancock Multifactor Healthcare ETF

John Hancock Multifactor Industrials ETF

John Hancock Multifactor Large Cap ETF

John Hancock Multifactor Materials ETF

John Hancock Multifactor Mid Cap ETF

John Hancock Multifactor Small Cap ETF

John Hancock Multifactor Technology ETF

John Hancock Multifactor Utilities ETF

ENVIRONMENTAL, SOCIAL, AND GOVERNANCE FUNDS

ESG All Cap Core

ESG Core Bond

ESG International Equity

ESG Large Cap Core

CLOSED-END FUNDS

Financial Opportunities

Hedged Equity & Income

Income Securities Trust

Investors Trust

Preferred Income

Preferred Income II

Preferred Income III

Premium Dividend

Tax-Advantaged Dividend Income

Tax-Advantaged Global Shareholder Yield

John Hancock Multifactor ETF shares are bought and sold at market price (not NAV), and are not individually redeemed from the fund. Brokerage commissions will reduce returns.

John Hancock ETFs are distributed by Foreside Fund Services, LLC, and are subadvised by Dimensional Fund Advisors LP.
Foreside is not affiliated with John Hancock Funds, LLC or Dimensional Fund Advisors LP.

Dimensional Fund Advisors LP receives compensation from John Hancock in connection with licensing rights to the
John Hancock Dimensional indexes. Dimensional Fund Advisors LP does not sponsor, endorse, or sell, and makes no representation as to the advisability of investing in, John Hancock Multifactor ETFs.

John Hancock Investments

A trusted brand

John Hancock Investments is a premier asset manager representing one of
America's most trusted brands, with a heritage of financial stewardship dating back to 1862. Helping our shareholders pursue their financial goals is at the core of everything we do. It's why we support the role of professional financial advice and operate with the highest standards of conduct and integrity.

A better way to invest

We serve investors globally through a unique multimanager approach:
We search the world to find proven portfolio teams with specialized expertise for every strategy we offer, then we apply robust investment oversight to ensure they continue to meet our uncompromising standards and serve the best interests of our shareholders.

Results for investors

Our unique approach to asset management enables us to provide a diverse set of investments backed by some of the world's best managers, along with strong risk-adjusted returns across asset classes.

John Hancock Funds, LLC ■ Member FINRA, SIPC 601 Congress Street ■ Boston, MA 02210-2805 800-225-5291 ■ jhinvestments.com
This report is for the information of the shareholders of John Hancock Equity Income Fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by a prospectus.
MF601545	458A 8/18 10/18

John Hancock

Floating Rate Income Fund

Annual report 8/31/18

A message to shareholders

Dear shareholder,

It has been a challenging year for fixed-income investors, as both short- and long-term yields rose steadily higher. Inflation fears sparked a sell-off in credit segments of the markets in early 2018, while a strong economy led the U.S. Federal Reserve (Fed) to continue normalizing monetary policy. Meanwhile, foreign bonds, especially emerging-market debt, suffered declines as the U.S. dollar strengthened against a range of major currencies. Recent questions about the solvency of some of the European Union's more heavily indebted nations also raised concerns.

Diversification in a fixed-income portfolio remains a time-tested strategy, but periods such as the first half of this year—when a number of typically uncorrelated markets moved in the same direction—do sometimes occur. They also tend to be relatively short-lived, and eventually fundamentals—including credit risk, the direction of interest rates, and foreign exchange rates—reassert themselves to drive performance.

Your best resource in unpredictable and volatile markets is your financial advisor, who can help position your portfolio so that it's sufficiently diversified to meet your long-term objectives and to withstand the inevitable turbulence along the way.

On behalf of everyone at John Hancock Investments, I'd like to take this opportunity to welcome new shareholders and to thank existing shareholders for the continued trust you've placed in us.

Sincerely,

Andrew G. Arnott
President and CEO,
John Hancock Investments
Head of Wealth and Asset Management,
United States and Europe

This commentary reflects the CEO's views, which are subject to change at any time. Investing involves risks, including the potential loss of principal. Diversification does not guarantee investment returns and does not eliminate risk of loss. For more up-to-date information, please visit our website at jhinvestments.com.

John Hancock
Floating Rate Income Fund

2	Your fund at a glance
4	Discussion of fund performance
8	A look at performance
10	Your expenses
12	Fund's investments
23	Financial statements
27	Financial highlights
34	Notes to financial statements
43	Report of independent registered public accounting firm
44	Tax information
45	Continuation of investment advisory and subadvisory agreements
53	Trustees and Officers
57	More information

ANNUAL REPORT   |   JOHN HANCOCK FLOATING RATE INCOME FUND       1

Your fund at a glance

INVESTMENT OBJECTIVE

The fund seeks a high level of current income.

AVERAGE ANNUAL TOTAL RETURNS AS OF 8/31/18 (%)

The S&P/LSTA Leveraged Loan Index tracks returns in the leveraged loan market and captures a broad cross-section of the U.S. leveraged loan market, including dollar-denominated, U.S.-syndicated loans to overseas issuers.

The S&P/LSTA Performing Loan Index is a subset of the S&P/LSTA Leveraged Loan Index, excluding loans in default.

Prior to August 30, 2018, the fund's primary benchmark was the S&P/LSTA Performing Loan Index. Effective August 30, 2018, the fund's primary benchmark is the S&P/LSTA Leveraged Loan Index, which is better aligned with the fund's investment strategy.

It is not possible to invest directly in an index. Index figures do not reflect expenses or sales charges, which would result in lower returns.

Figures from Morningstar, Inc. include reinvested distributions and do not take into account sales charges. Actual load-adjusted performance is lower.

The past performance shown here reflects reinvested distributions and the beneficial effect of any expense reductions, and does not guarantee future results. Performance of the other share classes will vary based on the difference in the fees and expenses of those classes. Shares will fluctuate in value and, when redeemed, may be worth more or less than their original cost. Current month-end performance may be lower or higher than the performance cited, and can be found at jhinvestments.com or by calling 800-225-5291. For further information on the fund's objectives, risks, and strategy, see the fund's prospectus.

ANNUAL REPORT   |   JOHN HANCOCK FLOATING RATE INCOME FUND       2

PERFORMANCE HIGHLIGHTS OVER THE LAST TWELVE MONTHS

Bank loans posted positive returns

Rising interest rates and improving economic conditions provided a favorable backdrop for the U.S. bank loan market.

Lower-quality loans outperformed

Bank loans with lower credit ratings outperformed higher-quality loans as investor demand for their relatively high yields remained robust.

Sector allocation detracted

The fund's underperformance of its benchmark, the S&P/LSTA Performing Loan Index, resulted primarily from sector allocation, particularly an underweight position in the information technology sector.

PORTFOLIO COMPOSITION AS OF 8/31/18 (%)

A note about risks

Fixed-income investments are subject to interest-rate and credit risk; their value will normally decline as interest rates rise or if a creditor, grantor, or counterparty is unable or unwilling to make principal, interest, or settlement payments. Investments in higher-yielding, lower-rated securities include a higher risk of default. Liquidity—the extent to which a security may be sold or a derivative position closed without negatively affecting its market value—may be impaired by reduced trading volume, heightened volatility, rising interest rates, and other market conditions. Foreign investing has additional risks, such as currency and market volatility and political and social instability. A fund that focuses on a particular sector may fluctuate more than a fund that invests in a wider variety of sectors. Loan participations and assignments involve special types of risks, including credit risk, interest-rate risk, counterparty risk, liquidity risk, and extended settlement risk. Fund distributions generally depend on income from underlying investments and may vary or cease altogether in the future. Derivatives transactions, including hedging and other strategic transactions, may increase a fund's volatility and could produce disproportionate losses, potentially more than the fund's principal investment. Actively trading securities can increase transaction costs (thus lowering performance) and taxable distributions. Funds that invest in fixed-income securities are subject to varying degrees of risk that the issuers of the securities will have their credit rating downgraded or will default, potentially reducing a fund's share price and income level. Please see the fund's prospectus for additional risks.

ANNUAL REPORT   |   JOHN HANCOCK FLOATING RATE INCOME FUND       3

Discussion of fund performance

An interview with the portfolio management team at Western Asset Management Company, the fund's subadvisor through August 29, 2018

NOTE: Effective August 30, 2018, the subadvisor of this fund was changed from Western Asset Management Company (WAMCO) to BCSF Advisors, LP (Bain Capital Credit). The following interview is with the previous management team from WAMCO.

Can you discuss the performance of the bank loan market during the 12 months ended August 31, 2018?

Bank loans delivered steady gains, posting a positive return in each of the 12 months. Overall, the fund's benchmark, the S&P/LSTA Performing Loan Index, returned 5.12% for the reporting period. By comparison, the Bloomberg Barclays U.S. Aggregate Bond Index (a broad bond market measure) lost 1.05%, while the S&P 500 Index (a broad stock market measure) returned 19.66%.

One factor contributing to the solid advance for bank loans was an improving U.S. economy, particularly in the latter half of the period. Better economic conditions, combined with lower corporate taxes resulting from federal tax reform legislation, helped fuel strong corporate earnings growth.

Rising interest rates were also supportive for bank loan performance. The U.S. Federal Reserve (Fed) raised short-term interest rates three times, boosting the federal funds rate target to its highest level in over a decade. The one- and three-month London Interbank Offered Rate (LIBOR), the most common benchmarks for the floating rates of bank loans, tracked the Fed rate hikes—the one-month LIBOR rose from 1.23% to 2.11% during the period, while the three-month LIBOR increased from 1.31% to 2.32%. As bank loans' floating interest rates reset to reflect the increase in LIBOR, the higher level of interest income attracted greater investor demand.

How did credit conditions in the bank loan market change during the period?

Credit quality in the bank loan market remained robust. As of August 31, 2018, the year-over-year default rate for bank loans was 1.9%, according to J.P. Morgan. Although this is slightly higher than the 1.4% default rate from a year ago, it's still low by historical standards.

Looking at performance, lower-quality loans continued to outperform higher-rated loans as the higher yields offered by lower-quality loans were still in demand from investors. Bank loans rated CCC, the most speculative credit rating in the bank loan market, returned more than 10% for the

ANNUAL REPORT   |   JOHN HANCOCK FLOATING RATE INCOME FUND       4

"Rising interest rates were also supportive for bank loan performance."
period, compared with a 4% return for loans rated BB, the loan market's highest credit rating category.

Turning to the fund, what contributed to its underperformance of the benchmark index during the reporting period?

Sector allocation was a drag on fund performance relative to its benchmark. Most notably, an overweight position in the consumer staples sector detracted as defensive sectors of the bank loan market underperformed. An underweight position in the information technology sector, which was one of the best performers during the period, also weighed on relative results. These detracting factors were mitigated somewhat by the positive impact of an overweight position in the energy sector, which benefited from a sharp increase in oil prices.

The fund's exposure to high-yield corporate bonds was a negative factor during the period. The ICE BofA Merrill Lynch High Yield Master II Index returned 3.26% for the reporting period, underperforming the bank loan market.

Credit positioning detracted slightly from performance versus the index. Although the fund's credit weightings were largely similar to that of the index, we shifted to an underweight position in lower-quality loans over the course of the period as we reduced the fund's overall risk profile.

SECTOR COMPOSITION AS OF 8/31/18 (%)

ANNUAL REPORT   |   JOHN HANCOCK FLOATING RATE INCOME FUND       5

"... demand for bank loans has increased sharply as investors seek higher levels of income and protection against a further rise in interest rates."

What positioning decisions aided fund performance compared with the benchmark?

Individual security selection was a meaningful contributor to relative performance during the period. Many of the key contributors to performance came from the consumer discretionary and materials sectors. Examples included apparel maker TOMS Shoes LLC, metals and mining company Atlas Iron, Ltd., and wholesale power producer Panda Temple Power LLC. The strong performance of these fund holdings helped offset the negative impact of loans issued by energy producer Blue Ridge Mountain Resources, Inc. and home products maker The Oneida Group, Inc., which were among the fund's biggest detractors for the period. We sold the fund's position in Oneida prior to period end.

Based on your outlook for the bank loan market, how was the fund positioned at the end of the period?

Outside of the stock market, bank loans have been a strong-performing asset class so far in 2018 despite the geopolitical turbulence—from escalating trade tensions between the United States and

QUALITY COMPOSITION AS OF 8/31/18 (%)

ANNUAL REPORT   |   JOHN HANCOCK FLOATING RATE INCOME FUND       6

China to sanctions against Russia, Turkey, and Iran—that has contributed to increased financial market volatility.

We continue to see a supportive environment for bank loans going forward. The fundamental health of bank loan issuers remains strong. Recent data has underscored the strength of the U.S. economy, corporate revenues and earnings continue their robust growth, debt levels remain steady, and interest coverage continues to improve. Furthermore, demand for bank loans has increased sharply as investors seek higher levels of income and protection against a further rise in interest rates.

MANAGED BY

Kim Harris On the fund since 2018 Investing since 1992
Jonathan DeSimone On the fund since 2018 Investing since 1992
Andrew Carlino On the fund since 2018 Investing since 2000

The views expressed in this report are exclusively those of the portfolio management team at Western Asset Management Company, the fund's subadvisor through August 29, 2018, and are subject to change. They are not meant as investment advice. Please note that the holdings discussed in this report may not have been held by the fund for the entire period. Portfolio composition is subject to review in accordance with the fund's investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk.
ANNUAL REPORT   |   JOHN HANCOCK FLOATING RATE INCOME FUND       7

A look at performance

TOTAL RETURNS FOR THE PERIOD ENDED  AUGUST 31, 2018

Average annual total returns (%) with maximum sales charge				Cumulative total returns (%) with maximum sales charge		SEC 30-day yield (%) subsidized	SEC 30-day yield (%) unsubsidized[1]
	1-year	5-year	10-year	5-year	10-year	as of 8-31-18	as of 8-31-18
Class A	1.45	2.05	3.83	10.69	45.67	3.99	3.98
Class B	-1.59	1.51	3.34	7.81	38.95	3.34	3.33
Class C	2.28	1.88	3.38	9.77	39.44	3.34	3.33
Class I2	4.31	2.90	4.46	15.39	54.68	4.32	4.31
Class R6[2,3]	4.41	2.97	4.17	15.77	50.41	4.43	4.42
Class 1[2]	4.37	2.97	4.52	15.77	55.64	4.40	4.39
Class NAV[2]	4.55	3.03	4.58	16.09	56.54	4.44	4.44
Index 1†	4.88	4.04	5.41	21.91	69.32	—	—
Index 2	5.12	4.36	5.62	23.81	72.77	—	—

Performance figures assume all distributions are reinvested. Figures reflect maximum sales charges on Class A shares of 2.5%, and the applicable contingent deferred sales charge (CDSC) on Class B and Class C shares. The returns for Class A shares have been adjusted to reflect the reduction in the maximum sales charge from 3.0% to 2.5%, effective 2-3-14. The Class B shares' CDSC declines annually between years 1 to 6 according to the following schedule: 5%, 4%, 3%, 3%, 2%, and 1%. No sales charge will be assessed after the sixth year. Class C shares held for less than one year are subject to a 1% CDSC. Sales charges are not applicable to Class I, Class R6, Class 1, and Class NAV shares.

The expense ratios of the fund, both net (including any fee waivers and/or expense limitations) and gross (excluding any fee waivers and/or expense limitations), are set forth according to the most recent publicly available prospectuses for the fund and may differ from those disclosed in the Financial highlights tables in this report. The expense ratios are as follows:

	Class A	Class B	Class C	Class I	Class R6	Class 1	Class NAV
Gross/Net (%)	1.10	1.85	1.85	0.84	0.74	0.81	0.76

Please refer to the most recent prospectus and annual or semiannual report for more information on expenses and any expense limitation arrangements for each class.

The returns reflect past results and should not be considered indicative of future performance. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility and other factors, the fund's current performance may be higher or lower than the performance shown. For current to the most recent month-end performance data, please call 800-225-5291 or visit the fund's website at jhinvestments.com.

The performance table above and the chart on the next page do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The fund's performance results reflect any applicable fee waivers or expense reductions, without which the expenses would increase and results would have been less favorable.

†	Index 1 is the S&P/LSTA Leveraged Loan Index; Index 2 is the S&P/LSTA Performing Loan Index.

See the following page for footnotes.

ANNUAL REPORT   |   JOHN HANCOCK FLOATING RATE INCOME FUND       8

This chart and table show what happened to a hypothetical $10,000 investment in John Hancock Floating Rate Income Fund for the share classes and periods indicated, assuming all distributions were reinvested. For comparison, we've shown the same investment in two separate indexes.

	Start date	With maximum sales charge ($)	Without sales charge ($)	Index 1 ($)	Index 2 ($)
Class B4	8-31-08	13,895	13,895	16,932	17,277
Class C4	8-31-08	13,944	13,944	16,932	17,277
Class I2	8-31-08	15,468	15,468	16,932	17,277
Class R6[2,3]	8-31-08	15,041	15,041	16,932	17,277
Class 1[2]	8-31-08	15,564	15,564	16,932	17,277
Class NAV[2]	8-31-08	15,654	15,654	16,932	17,277

The values shown in the chart for "Class A shares with maximum sales charge" have been adjusted to reflect the reduction in the Class A maximum sales charge from 3.0% to 2.5%, which became effective on 2-3-14.

S&P/LSTA Leveraged Loan Index tracks returns in the leveraged loan market and captures a broad cross-section of the U.S. leveraged loan market, including dollar-denominated, U.S.-syndicated loans to overseas issuers.

S&P/LSTA Performing Loan Index is a subset of the S&P/LSTA Leveraged Loan Index, excluding those in default.

Prior to August 30, 2018, the fund's primary benchmark was the S&P/LSTA Performing Loan Index. Effective August 30, 2018, the fund's primary benchmark is the S&P/LSTA Leveraged Loan Index, which is better aligned with the fund's investment strategy.

It is not possible to invest directly in an index. Index figures do not reflect expenses or sales charges, which would result in lower returns.

Footnotes related to performance pages

1	Unsubsidized yields reflect what the yields would have been without the effect of reimbursements and waivers.
2	For certain types of investors, as described in the fund's prospectuses.
3	Class R6 shares were first offered on 9-1-11. Returns prior to this date are those of Class C shares that have not been adjusted for class-specific expenses; otherwise, returns would vary.
4	The contingent deferred sales charge is not applicable.
ANNUAL REPORT   |   JOHN HANCOCK FLOATING RATE INCOME FUND       9

Your expenses
These examples are intended to help you understand your ongoing operating expenses of investing in the fund so you can compare these costs with the ongoing costs of investing in other mutual funds.
Understanding fund expenses
As a shareholder of the fund, you incur two types of costs:
■Transaction costs, which include sales charges (loads) on purchases or redemptions (varies by share class), minimum account fee charge, etc.
■Ongoing operating expenses, including management fees, distribution and service fees (if applicable), and other fund expenses.
We are presenting only your ongoing operating expenses here.
Actual expenses/actual returns
The first line of each share class in the table on the following page is intended to provide information about the fund’s actual ongoing operating expenses, and is based on the fund’s actual return. It assumes an account value of $1,000.00 on March 1, 2018, with the same investment held until August 31, 2018.
Together with the value of your account, you may use this information to estimate the operating expenses that you paid over the period. Simply divide your account value at August 31, 2018, by $1,000.00, then multiply it by the “expenses paid” for your share class from the table. For example, for an account value of $8,600.00, the operating expenses should be calculated as follows:
Hypothetical example for comparison purposes
The second line of each share class in the table on the following page allows you to compare the fund’s ongoing operating expenses with those of any other fund. It provides an example of the fund’s hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed 5% annualized return before expenses (which is not the fund’s actual return). It assumes an account value of $1,000.00 on March 1, 2018, with the same investment held until August 31, 2018. Look in any other fund shareholder report to find its hypothetical example and you will be able to compare these expenses. Please remember that these hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.
Remember, these examples do not include any transaction costs, therefore, these examples will not help you to determine the relative total costs of owning different funds. If transaction costs were included, your expenses would have been higher. See the prospectuses for details regarding transaction costs.
10	JOHN HANCOCK FLOATING RATE INCOME FUND | ANNUAL REPORT

SHAREHOLDER EXPENSE EXAMPLE CHART

		Account value on 3-1-2018	Ending value on 8-31-2018	Expenses paid during period ended 8-31-2018[1]	Annualized expense ratio
Class A	Actual expenses/actual returns	$1,000.00	$1,017.20	$5.69	1.12%
	Hypothetical example	1,000.00	1,019.60	5.70	1.12%
Class B	Actual expenses/actual returns	1,000.00	1,014.50	9.55	1.88%
	Hypothetical example	1,000.00	1,015.70	9.55	1.88%
Class C	Actual expenses/actual returns	1,000.00	1,014.60	9.55	1.88%
	Hypothetical example	1,000.00	1,015.70	9.55	1.88%
Class I	Actual expenses/actual returns	1,000.00	1,019.60	4.53	0.89%
	Hypothetical example	1,000.00	1,020.70	4.53	0.89%
Class R6	Actual expenses/actual returns	1,000.00	1,018.90	3.97	0.78%
	Hypothetical example	1,000.00	1,021.30	3.97	0.78%
Class 1	Actual expenses/actual returns	1,000.00	1,018.70	4.17	0.82%
	Hypothetical example	1,000.00	1,021.10	4.18	0.82%
Class NAV	Actual expenses/actual returns	1,000.00	1,020.20	3.92	0.77%
	Hypothetical example	1,000.00	1,021.30	3.92	0.77%

[1]	Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).
ANNUAL REPORT | JOHN HANCOCK FLOATING RATE INCOME FUND	11

Fund’s investments
AS OF 8-31-18
	Rate (%)	Maturity date	Par value^	Value
Term loans (A) 75.5%				$966,702,268
(Cost $986,570,645)
Consumer discretionary 23.8%				304,383,569
Auto components 0.7%
American Axle & Manufacturing, Inc. (1 and 2 month LIBOR + 2.250%)	4.373	04-06-24	8,638,500	8,629,862
Building products 0.4%
Pisces Midco, Inc. (3 month LIBOR + 3.750%)	6.088	04-12-25	5,370,000	5,385,680
Diversified consumer services 1.4%
Laureate Education, Inc. (1 month LIBOR + 3.500%)	5.576	04-26-24	6,171,909	6,178,636
The ServiceMaster Company LLC (1 month LIBOR + 2.500%)	4.576	11-08-23	3,185,950	3,186,524
Weight Watchers International, Inc. (1 and 3 month LIBOR + 4.750%)	7.049	11-29-24	8,102,250	8,188,377
Hotels, restaurants and leisure 9.9%
Alterra Mountain Company (1 month LIBOR + 3.000%)	5.076	07-31-24	7,066,750	7,069,718
Boyd Gaming Corp. (1 week LIBOR + 2.250%)	4.207	09-15-23	3,328,962	3,344,109
Caesars Resort Collection LLC (1 month LIBOR + 2.750%)	4.826	12-22-24	13,487,114	13,525,012
CEC Entertainment, Inc. (1 month LIBOR + 3.250%)	5.326	02-14-21	2,000,000	1,877,180
CityCenter Holdings LLC (1 month LIBOR + 2.250%)	4.326	04-18-24	8,338,730	8,334,810
Equinox Holdings, Inc. (1 month LIBOR + 3.000%)	5.076	03-08-24	6,190,343	6,215,104
Equinox Holdings, Inc. (1 month LIBOR + 7.000%)	9.076	09-06-24	4,310,000	4,404,303
Four Seasons Hotels, Ltd. (1 month LIBOR + 2.000%)	4.076	11-30-23	7,987,047	7,979,938
Golden Nugget, Inc. (1 month LIBOR + 2.750%)	4.823	10-04-23	10,309,456	10,335,229
Greektown Holdings LLC (1 month LIBOR + 2.750%)	4.826	04-25-24	4,629,469	4,629,469
GVC Holdings PLC (1 month LIBOR + 2.500%)	4.576	03-29-24	4,179,525	4,178,229
IRB Holding Corp. (3 month LIBOR + 3.250%)	5.322	02-05-25	6,543,600	6,571,672
Kingpin Intermediate Holdings LLC (1 month LIBOR + 3.500%)	5.580	07-03-24	5,415,956	5,447,531
Mohegan Gaming & Entertainment (1 month LIBOR + 4.000%)	6.076	10-13-23	3,308,410	3,049,957
New Red Finance, Inc. (1 month LIBOR + 2.250%)	4.326	02-16-24	5,570,903	5,567,449
QCE LLC, PIK (B)	10.000	07-01-19	7,719,850	385,992
Scientific Games International, Inc. (1 month LIBOR + 2.750%)	4.826	08-14-24	13,249,668	13,209,389
Stars Group Holdings BV (3 month LIBOR + 3.500%)	5.832	07-10-25	2,300,000	2,317,089
Station Casinos LLC (1 month LIBOR + 2.500%)	4.580	06-08-23	8,245,188	8,260,194
12	JOHN HANCOCK FLOATING RATE INCOME FUND | ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Rate (%)	Maturity date	Par value^	Value
Consumer discretionary (continued)
Hotels, restaurants and leisure (continued)
World Triathlon Corp. (3 month LIBOR + 4.000%)	6.335	06-26-21	7,016,557	$7,016,557
Wyndham Hotels & Resorts, Inc. (1 month LIBOR + 1.750%)	3.826	05-30-25	2,690,000	2,692,690
Media 8.6%
Advantage Sales & Marketing, Inc. (1 month LIBOR + 3.250%)	5.326	07-23-21	7,255,588	6,761,337
Advantage Sales & Marketing, Inc. (1 month LIBOR + 6.500%)	8.576	07-25-22	2,850,000	2,351,250
Altice France SA (1 month LIBOR + 2.750%)	4.825	07-31-25	8,664,432	8,200,885
CBS Radio, Inc. (1 month LIBOR + 2.750%)	4.816	11-17-24	7,066,148	6,995,486
Charter Communications Operating LLC (1 month LIBOR + 2.000%)	4.080	04-30-25	7,365,765	7,365,765
Crossmark Holdings, Inc. (3 month LIBOR + 3.500%)	5.835	12-20-19	6,268,199	3,933,295
CSC Holdings LLC (1 month LIBOR + 2.250%)	4.314	07-17-25	3,116,625	3,102,725
CSC Holdings LLC (1 month LIBOR + 2.500%)	4.564	01-25-26	5,665,800	5,667,216
Lions Gate Capital Holdings LLC (1 month LIBOR + 2.250%)	4.315	03-24-25	8,259,300	8,248,976
Telenet Financing USD LLC (1 month LIBOR + 2.250%)	4.313	08-15-26	3,130,000	3,089,999
Unitymedia Finance LLC (1 month LIBOR + 2.000%)	4.063	06-01-23	1,440,000	1,437,595
Unitymedia Finance LLC (1 month LIBOR + 2.250%)	4.313	09-30-25	2,042,500	2,037,659
Univision Communications, Inc. (1 month LIBOR + 2.750%)	4.826	03-15-24	15,801,357	15,153,502
UPC Financing Partnership (1 month LIBOR + 2.500%)	4.563	01-15-26	11,744,051	11,704,473
Urban One, Inc. (1 month LIBOR + 4.000%)	6.080	04-18-23	4,384,500	4,143,353
VFH Parent LLC (3 month LIBOR + 3.250%)	5.586	12-30-21	2,654,550	2,674,459
Virgin Media Bristol LLC (1 month LIBOR + 2.500%)	4.563	01-15-26	13,150,000	13,141,058
Ziggo Secured Finance Partnership (1 month LIBOR + 2.500%)	4.563	04-15-25	4,680,000	4,598,568
Multiline retail 0.3%
BJ's Wholesale Club, Inc. (1 month LIBOR + 3.000%)	5.068	02-03-24	4,006,895	4,011,904
Specialty retail 2.5%
Allflex Holdings III, Inc. (1 month LIBOR + 3.250%)	5.586	07-20-20	3,842,435	3,849,659
Antelliq Holdings, Inc. (3 month LIBOR + 7.000%)	9.348	07-19-21	3,376,099	3,381,737
CWGS Group LLC (1 month LIBOR + 2.750%)	4.831	11-08-23	7,994,043	7,878,130
Michaels Stores, Inc. (1 and 3 month LIBOR + 2.500%)	4.572	01-28-23	7,362,970	7,329,836
Party City Holdings, Inc. (1 and 6 month LIBOR + 2.750%)	5.053	08-19-22	2,270,549	2,278,814
SEE NOTES TO FINANCIAL STATEMENTS	ANNUAL REPORT | JOHN HANCOCK FLOATING RATE INCOME FUND	13

	Rate (%)	Maturity date	Par value^	Value
Consumer discretionary (continued)
Specialty retail (continued)
Sally Holdings LLC (3 month LIBOR + 4.500%)	4.500	07-05-24	3,160,000	$2,996,723
TOMS Shoes LLC (3 month LIBOR + 5.500%)	7.810	10-28-20	5,222,677	4,068,465
Consumer staples 4.7%				59,732,819
Food and staples retailing 1.3%
Albertson's LLC (3 month LIBOR + 3.000%)	5.312	06-22-23	4,896,778	4,875,134
Aramark Services, Inc. (3 month LIBOR + 1.750%)	4.085	03-11-25	5,684,500	5,691,606
CHG PPC Parent LLC (1 month LIBOR + 2.750%)	4.826	03-31-25	2,600,000	2,590,250
Hearthside Group Holdings LLC (1 month LIBOR + 3.000%)	5.065	05-23-25	2,880,000	2,855,030
Food products 2.3%
Dole Food Company, Inc. (Prime rate + 1.750% and 1 and 3 month LIBOR + 2.750%)	4.829	04-06-24	7,564,505	7,547,712
Nomad Foods Europe Midco, Ltd. (1 month LIBOR + 2.250%)	4.313	05-15-24	9,389,144	9,336,377
Post Holdings, Inc. (1 month LIBOR + 2.000%)	4.070	05-24-24	5,018,698	5,012,927
Shearer's Foods LLC (1 month LIBOR + 4.250%)	6.326	06-30-21	1,922,694	1,899,872
Shearer's Foods LLC (1 month LIBOR + 6.750%)	8.826	06-30-22	5,860,000	5,508,400
Household products 1.1%
Anchor Hocking LLC (3 month LIBOR + 9.000%)	11.318	06-04-20	3,410,248	3,393,197
Reynolds Group Holdings, Inc. (1 month LIBOR + 2.750%)	4.826	02-05-23	10,990,880	11,022,314
Energy 4.1%				53,096,369
Energy equipment and services 0.6%
HFOTCO LLC (3 month LIBOR + 2.750%)	5.090	06-26-25	3,450,000	3,444,618
Traverse Midstream Partners LLC (3 month LIBOR + 4.000%)	6.340	09-27-24	4,720,000	4,737,700
Oil, gas and consumable fuels 3.5%
BCP Renaissance Parent LLC (3 month LIBOR + 3.500%)	5.843	10-31-24	6,770,000	6,789,768
Eastern Power LLC (1 month LIBOR + 3.750%)	5.826	10-02-23	4,005,706	3,999,577
EG Finco, Ltd. (3 month LIBOR + 4.000%)	6.267	02-07-25	588,525	588,278
FinCo I LLC (1 month LIBOR + 2.000%)	4.076	12-27-22	2,568,804	2,576,305
Lucid Energy Group II Borrower LLC (1 month LIBOR + 3.000%)	5.078	02-17-25	6,334,125	6,231,195
Medallion Midland Acquisition LLC (1 month LIBOR + 3.250%)	5.326	10-30-24	6,686,400	6,616,728
MEG Energy Corp. (1 month LIBOR + 3.500%)	5.575	12-31-23	1,600,808	1,602,008
Murray Energy Corp. (1 month LIBOR + 7.250%)	9.326	10-17-22	2,987,510	2,785,316
Navitas Midstream Midland Basin LLC (1 month LIBOR + 4.500%)	6.578	12-13-24	6,567,000	6,460,286
Permian Production Partners LLC (1 month LIBOR + 6.000%)	8.080	05-18-24	3,340,000	3,289,900
Temple Generation I LLC (1 month LIBOR + 8.000%)	8.654	02-07-23	3,945,102	3,974,690
14	JOHN HANCOCK FLOATING RATE INCOME FUND | ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Rate (%)	Maturity date	Par value^	Value
Financials 2.5%				$32,265,273
Capital markets 0.3%
Donnelley Financial Solutions, Inc. (1 month LIBOR + 3.000%)	5.065	10-02-23	804,714	803,708
GGP Nimbus LP (C)	TBD	05-04-25	2,890,000	2,869,943
Diversified financial services 1.9%
Lakeland Tours LLC (3 month LIBOR + 4.000%)	6.341	12-15-24	4,834,279	4,854,438
TKC Holdings, Inc. (1 month LIBOR + 3.750%)	5.830	02-01-23	5,142,905	5,138,894
Trans Union LLC (1 month LIBOR + 2.000%)	4.076	04-10-23	6,051,580	6,062,533
UFC Holdings LLC (1 month LIBOR + 3.250%)	5.330	08-18-23	4,800,609	4,817,747
UFC Holdings LLC (1 month LIBOR + 7.500%)	9.576	08-18-24	3,423,000	3,457,230
Insurance 0.3%
Genworth Holdings, Inc. (1 month LIBOR + 4.500%)	6.568	03-07-23	4,169,550	4,260,780
Health care 12.6%				161,220,815
Health care equipment and supplies 2.5%
Air Medical Group Holdings, Inc. (1 month LIBOR + 3.250%)	5.322	04-28-22	1,594,400	1,564,840
Air Medical Group Holdings, Inc. (1 month LIBOR + 4.250%)	6.328	03-14-25	2,951,050	2,930,776
American Greetings Corp. (1 month LIBOR + 4.500%)	6.576	04-06-24	2,164,575	2,165,939
Core & Main LP (3 month LIBOR + 3.000%)	5.307	08-01-24	5,637,400	5,655,045
Exactech, Inc. (1 month LIBOR + 3.750%)	5.826	02-14-25	3,211,950	3,215,965
Immucor, Inc. (2 month LIBOR + 5.000%)	7.169	06-15-21	6,938,729	7,013,875
Lantheus Medical Imaging, Inc. (1 month LIBOR + 3.750%)	5.826	06-30-22	8,793,687	8,804,680
Health care providers and services 5.6%
Catalent Pharma Solutions, Inc. (1 month LIBOR + 2.250%)	4.326	05-20-24	4,993,566	5,007,598
CHG Healthcare Services, Inc. (1 and 3 month LIBOR + 3.000%)	5.247	06-07-23	11,280,549	11,301,756
Community Health Systems, Inc. (3 month LIBOR + 3.250%)	5.563	01-27-21	1,484,355	1,461,926
Envision Healthcare Corp. (1 month LIBOR + 3.000%)	5.080	12-01-23	3,125,762	3,121,855
HCA, Inc. (1 month LIBOR + 2.000%)	4.076	03-13-25	1,265,602	1,271,930
MPH Acquisition Holdings LLC (3 month LIBOR + 2.750%)	5.085	06-07-23	9,621,655	9,612,322
Pearl Intermediate Parent LLC (1 month LIBOR + 2.750%)	4.828	02-14-25	2,506,898	2,457,538
Pearl Intermediate Parent LLC (3 month LIBOR + 1.000% and 3 month LIBOR + 2.750%)	2.131	02-14-25	204,621	200,592
PharMerica Corp. (1 month LIBOR + 7.750%)	9.818	12-07-25	3,620,156	3,606,580
Radnet Management, Inc. (Prime Rate + 2.750% and 3 month LIBOR + 3.750%)	6.113	06-30-23	8,068,890	8,111,735
Surgery Center Holdings, Inc. (3 month LIBOR + 3.250%)	5.570	09-02-24	4,873,175	4,865,037
SEE NOTES TO FINANCIAL STATEMENTS	ANNUAL REPORT | JOHN HANCOCK FLOATING RATE INCOME FUND	15

	Rate (%)	Maturity date	Par value^	Value
Health care (continued)
Health care providers and services (continued)
U.S. Anesthesia Partners, Inc. (1 month LIBOR + 3.000%)	5.076	06-23-24	7,468,648	$7,481,121
Vizient, Inc. (1 month LIBOR + 2.750%)	4.826	02-13-23	2,159,690	2,158,782
Wink Holdco, Inc. (1 month LIBOR + 3.000%)	5.076	12-02-24	5,880,450	5,862,809
Wink Holdco, Inc. (1 month LIBOR + 6.750%)	8.830	11-03-25	1,800,000	1,787,994
WP CityMD Bidco LLC (3 month LIBOR + 3.500%)	5.835	06-07-24	3,176,000	3,166,091
Health care technology 0.8%
Change Healthcare Holdings LLC (1 month LIBOR + 2.750%)	4.826	03-01-24	10,856,591	10,859,630
Life sciences tools and services 2.3%
Albany Molecular Research, Inc. (1 month LIBOR + 3.250%)	5.326	08-30-24	6,312,300	6,304,410
Jaguar Holding Company II (1 month LIBOR + 2.500%)	4.576	08-18-22	10,252,519	10,242,061
PAREXEL International Corp. (1 month LIBOR + 2.750%)	4.826	09-27-24	4,250,313	4,247,125
Sotera Health Holdings LLC (3 month LIBOR + 3.000%)	5.335	05-15-22	8,321,157	8,329,478
Pharmaceuticals 1.4%
Akorn, Inc. (1 month LIBOR + 4.750%)	6.875	04-16-21	2,475,835	2,395,370
Bausch Health Companies, Inc. (1 month LIBOR + 3.000%)	5.082	06-01-25	10,889,865	10,924,277
RPI Finance Trust (3 month LIBOR + 2.000%)	4.335	03-27-23	5,081,363	5,091,678
Industrials 10.1%				129,547,723
Aerospace and defense 2.4%
TransDigm, Inc. (1 month LIBOR + 2.500%)	4.576	06-09-23	6,465,893	6,450,763
TransDigm, Inc. (1 month LIBOR + 2.500%)	4.576	05-30-25	7,056,981	7,038,210
Ventia Deco LLC (3 month LIBOR + 3.500%)	5.835	05-21-22	4,085,066	4,110,596
Vertex Aerospace Services Corp. (1 month LIBOR + 4.750%)	8.654	06-16-25	3,050,000	3,072,875
WP CPP Holdings LLC (2 month LIBOR + 3.750%)	6.215	04-30-25	6,810,000	6,831,315
WP CPP Holdings LLC (3 month LIBOR + 7.750%)	10.148	04-24-26	3,220,000	3,203,900
Air freight and logistics 0.4%
XPO Logistics, Inc. (1 month LIBOR + 2.000%)	4.065	02-24-25	5,143,228	5,153,154
Airlines 0.3%
United Airlines, Inc. (1 month LIBOR + 1.750%)	3.826	04-01-24	3,660,259	3,652,646
Commercial services and supplies 3.1%
Access CIG LLC (1 month LIBOR + 3.750%)	5.826	02-27-25	5,147,513	5,163,625
Access CIG LLC (1 month LIBOR + 3.750%)	5.826	02-27-25	1,137,150	1,140,709
American Builders & Contractors Supply Company, Inc. (1 month LIBOR + 2.000%)	4.076	10-31-23	7,686,528	7,649,171
16	JOHN HANCOCK FLOATING RATE INCOME FUND | ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Rate (%)	Maturity date	Par value^	Value
Industrials (continued)
Commercial services and supplies (continued)
GardaWorld Security Corp. (3 month LIBOR + 3.500%)	5.801	05-24-24	6,506,241	$6,530,639
Prime Security Services Borrower LLC (1 month LIBOR + 2.750%)	4.826	05-02-22	8,642,035	8,659,751
Tempo Acquisition LLC (1 month LIBOR + 3.000%)	5.076	05-01-24	4,477,387	4,485,401
Wrangler Buyer Corp. (1 month LIBOR + 2.750%)	4.826	09-27-24	6,022,319	6,049,419
Electrical equipment 0.8%
Brookfield WEC Holdings, Inc. (1 month LIBOR + 3.750%)	5.826	08-01-25	3,650,000	3,669,163
Verra Mobility Corp. (1 month LIBOR + 3.750%)	5.825	02-28-25	4,807,950	4,821,460
Verra Mobility Corp. (1 month LIBOR + 7.750%)	9.825	02-23-26	1,710,000	1,729,238
Machinery 0.5%
Navistar, Inc. (1 month LIBOR + 3.500%)	5.580	11-06-24	6,308,300	6,321,421
Marine 0.1%
Commercial Barge Line Company (1 month LIBOR + 8.750%)	10.826	11-12-20	1,584,820	1,270,835
Professional services 0.4%
Trans Union LLC (1 month LIBOR + 2.000%)	4.076	06-19-25	5,420,000	5,436,965
Trading companies and distributors 2.1%
Avolon TLB Borrower 1 US LLC (1 month LIBOR + 2.000%)	4.078	01-15-25	11,220,000	11,204,965
Beacon Roofing Supply, Inc. (1 month LIBOR + 2.250%)	4.322	01-02-25	4,428,900	4,404,010
GYP Holdings III Corp. (1 month LIBOR + 2.750%)	4.826	06-01-25	11,606,242	11,497,492
Information technology 8.3%				106,524,741
Internet software and services 1.0%
Ancestry.com Operations, Inc. (1 month LIBOR + 3.250%)	5.330	10-19-23	9,730,815	9,733,248
Hyland Software, Inc. (1 month LIBOR + 3.250%)	5.326	07-01-22	3,703,244	3,722,686
IT services 1.9%
Blackhawk Network Holdings, Inc. (1 month LIBOR + 3.000%)	5.183	06-15-25	5,760,000	5,776,819
First Data Corp. (1 month LIBOR + 2.000%)	4.066	04-26-24	13,659,697	13,636,202
Travelport Finance Luxembourg Sarl (3 month LIBOR + 2.500%)	4.814	03-17-25	4,734,500	4,729,103
Semiconductors and semiconductor equipment 1.0%
MACOM Technology Solutions Holdings, Inc. (1 month LIBOR + 2.250%)	4.326	05-17-24	1,496,222	1,460,058
Microchip Technology, Inc. (1 month LIBOR + 2.000%)	4.080	05-29-25	10,180,000	10,160,963
Micron Technology, Inc. (1 month LIBOR + 1.750%)	3.830	04-26-22	1,073,085	1,076,219
SEE NOTES TO FINANCIAL STATEMENTS	ANNUAL REPORT | JOHN HANCOCK FLOATING RATE INCOME FUND	17

	Rate (%)	Maturity date	Par value^	Value
Information technology (continued)
Software 3.8%
Almonde, Inc. (1 month LIBOR + 3.500%)	5.576	06-13-24	3,989,402	$3,968,378
Ascend Learning LLC (1 month LIBOR + 3.000%)	5.076	07-12-24	6,410,177	6,394,151
Digicert Holdings, Inc. (1 month LIBOR + 5.250%)	7.326	10-31-24	1,590,175	1,595,152
MA FinanceCo LLC (1 month LIBOR + 2.250%)	4.326	11-19-21	4,885,450	4,826,434
MA FinanceCo LLC (1 month LIBOR + 2.500%)	4.576	06-21-24	1,162,700	1,159,793
Seattle SpinCo, Inc. (1 month LIBOR + 2.500%)	4.576	06-21-24	7,852,000	7,832,370
Severin Acquisition LLC (1 month LIBOR + 3.250%)	5.332	08-01-25	5,175,000	5,155,594
Sophia LP (3 month LIBOR + 3.250%)	5.585	09-30-22	5,496,439	5,508,806
Sound Inpatient Physicians, Inc. (1 month LIBOR + 3.000%)	5.076	06-27-25	3,010,000	3,015,027
Sound Inpatient Physicians, Inc. (1 month LIBOR + 6.750%)	8.826	06-26-26	970,000	971,213
SS&C European Holdings Sarl (1 month LIBOR + 2.250%)	4.326	04-16-25	1,073,790	1,074,326
SS&C Technologies, Inc. (1 month LIBOR + 2.250%)	4.326	04-16-25	2,760,386	2,761,766
Zotec Partners LLC (1 month LIBOR + 5.000%)	7.080	02-14-24	4,183,688	4,178,458
Telecommunication services 0.6%
TDC A/S (3 month LIBOR + 3.500%)	5.839	05-31-25	7,730,000	7,787,975
Materials 3.0%				38,689,384
Chemicals 0.4%
HB Fuller Company (3 month LIBOR + 2.000%)	4.078	10-20-24	5,264,971	5,259,127
Containers and packaging 1.8%
Berry Global, Inc. (3 month LIBOR + 2.000%)	4.186	10-01-22	6,219,450	6,221,005
BWAY Holding Company (3 month LIBOR + 3.250%)	5.582	04-03-24	6,738,178	6,709,271
Printpack Holdings, Inc. (1 month LIBOR + 3.000%)	5.125	07-26-23	5,299,602	5,286,353
Ring Container Technologies Group LLC (1 month LIBOR + 2.750%)	4.826	10-31-24	4,785,950	4,784,466
Metals and mining 0.2%
Atlas Iron, Ltd. (1 month LIBOR + 7.330% or 3.000% PIK)	9.406	05-06-21	3,087,050	3,056,180
Paper and forest products 0.6%
Flex Acquisition Company, Inc. (3 month LIBOR + 3.000%)	5.338	12-29-23	3,702,627	3,687,594
Flex Acquisition Company, Inc. (3 month LIBOR + 3.250%)	5.751	06-29-25	3,690,000	3,685,388
Real estate 3.0%				38,041,290
Equity real estate investment trusts 2.7%
Iron Mountain, Inc. (1 month LIBOR + 1.750%)	3.826	01-02-26	6,443,850	6,351,252
iStar, Inc. (1 month LIBOR + 2.750%)	4.829	06-28-23	5,700,000	5,692,875
18	JOHN HANCOCK FLOATING RATE INCOME FUND | ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Rate (%)	Maturity date	Par value^	Value
Real estate (continued)
Equity real estate investment trusts (continued)
Lineage Logistics LLC (1 month LIBOR + 3.000%)	5.076	02-16-25	7,421,400	$7,375,016
MGM Growth Properties Operating Partnership LP (1 month LIBOR + 2.000%)	4.076	03-21-25	5,701,373	5,698,180
Uniti Group LP (1 month LIBOR + 3.000%)	5.076	10-24-22	2,653,461	2,536,708
VICI Properties 1 LLC (1 month LIBOR + 2.000%)	4.067	12-20-24	6,624,545	6,619,577
Real estate management and development 0.3%
Realogy Group LLC (1 month LIBOR + 2.250%)	4.318	02-08-25	3,761,100	3,767,682
Telecommunication services 2.3%				29,703,209
Diversified telecommunication services 1.9%
Altice France SA (1 month LIBOR + 3.688%)	5.751	01-31-26	1,099,189	1,054,760
CenturyLink, Inc. (1 month LIBOR + 2.750%)	4.826	01-31-25	4,590,691	4,535,602
Level 3 Parent LLC (1 month LIBOR + 2.250%)	4.317	02-22-24	6,020,000	6,025,839
Securus Technologies Holdings, Inc. (C)	TBD	11-01-24	2,060,000	2,057,425
Securus Technologies Holdings, Inc. (1 month LIBOR + 4.500%)	6.576	11-01-24	7,224,972	7,215,941
Telesat Canada (3 month LIBOR + 2.500%)	4.840	11-17-23	4,067,942	4,070,504
Wireless telecommunication services 0.4%
Sprint Communications, Inc. (1 month LIBOR + 2.500%)	4.625	02-02-24	4,743,138	4,743,138
Utilities 1.1%				13,497,076
Electric utilities 0.8%
Vistra Operations Company LLC (1 month LIBOR + 2.000%)	4.076	08-04-23	10,035,138	10,015,268
Independent power and renewable electricity producers 0.3%

Terra-Gen Finance Company LLC (1 month LIBOR + 4.250%)	6.330	12-09-21	3,934,246	3,481,808
Corporate bonds 5.9%				$75,789,933
(Cost $81,135,905)
Consumer discretionary 1.2%				15,489,938
Hotels, restaurants and leisure 0.3%
Hilton Worldwide Finance LLC	4.875	04-01-27	1,860,000	1,829,775
Viking Cruises, Ltd. (D)	6.250	05-15-25	1,920,000	1,939,200
Leisure products 0.2%
GLP Capital LP	5.250	06-01-25	2,590,000	2,693,600
Media 0.6%
CSC Holdings LLC (D)	6.625	10-15-25	4,310,000	4,477,013
Urban One, Inc. (D)	7.375	04-15-22	2,620,000	2,600,350
Textiles, apparel and luxury goods 0.1%
Hanesbrands, Inc. (D)	4.625	05-15-24	2,000,000	1,950,000
SEE NOTES TO FINANCIAL STATEMENTS	ANNUAL REPORT | JOHN HANCOCK FLOATING RATE INCOME FUND	19

	Rate (%)	Maturity date	Par value^	Value
Energy 1.5%				$19,363,600
Energy equipment and services 1.1%
Precision Drilling Corp.	7.750	12-15-23	3,120,000	3,299,400
Shelf Drilling Holdings, Ltd. (D)	8.250	02-15-25	1,730,000	1,773,250
Teine Energy, Ltd. (D)	6.875	09-30-22	6,800,000	6,834,000
Transocean Guardian, Ltd. (D)	5.875	01-15-24	2,340,000	2,351,700
Oil, gas and consumable fuels 0.4%
KCA Deutag UK Finance PLC (D)	7.250	05-15-21	2,630,000	2,459,050
Range Resources Corp.	5.875	07-01-22	2,620,000	2,646,200
Financials 0.8%				10,130,379
Consumer finance 0.5%
DAE Funding LLC (D)	4.500	08-01-22	3,850,000	3,792,250
Navient Corp.	6.500	06-15-22	2,970,000	3,071,129
Thrifts and mortgage finance 0.3%
Quicken Loans, Inc. (D)	5.750	05-01-25	3,300,000	3,267,000
Health care 0.5%				6,804,260
Health care equipment and supplies 0.0%
Universal Hospital Services, Inc.	7.625	08-15-20	329,000	329,823
Health care providers and services 0.5%
HCA, Inc.	5.250	06-15-26	2,760,000	2,842,800
RegionalCare Hospital Partners Holdings, Inc. (D)	8.250	05-01-23	1,230,000	1,306,875
Tenet Healthcare Corp. (D)	7.500	01-01-22	2,220,000	2,324,762
Industrials 1.2%				15,611,964
Commercial services and supplies 0.6%
Prime Security Services Borrower LLC (D)	9.250	05-15-23	2,611,000	2,797,164
The ADT Corp.	6.250	10-15-21	1,270,000	1,339,850
The Brink's Company (D)	4.625	10-15-27	3,530,000	3,300,550
Machinery 0.1%
Allison Transmission, Inc. (D)	4.750	10-01-27	1,510,000	1,419,400
Marine 0.1%
Navios Maritime Acquisition Corp. (D)	8.125	11-15-21	1,600,000	1,376,000
Trading companies and distributors 0.4%
Park Aerospace Holdings, Ltd. (D)	5.250	08-15-22	5,280,000	5,379,000
Information technology 0.1%				1,414,788
Internet software and services 0.1%
Match Group, Inc.	6.375	06-01-24	1,330,000	1,414,788
Materials 0.3%				3,340,579
Metals and mining 0.3%
First Quantum Minerals, Ltd. (D)	7.250	04-01-23	3,410,000	3,333,275
Midwest Vanadium Pty, Ltd. (B)(D)	11.500	02-15-18	5,668,325	7,304
20	JOHN HANCOCK FLOATING RATE INCOME FUND | ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Rate (%)	Maturity date	Par value^	Value
Telecommunication services 0.3%				$3,634,425
Wireless telecommunication services 0.3%
Sprint Communications, Inc.	11.500	11-15-21	180,000	211,950
Sprint Corp.	7.875	09-15-23	3,180,000	3,422,475

	Shares	Value
Common stocks 1.1%		$13,964,793
(Cost $34,680,983)
Consumer discretionary 0.2%		2,455,745
Hotels, restaurants and leisure 0.0%
QCE LLC (E)(F)	21,586	22
Household durables 0.2%
EveryWare Global, Inc. (F)	633,735	2,455,723
Energy 0.9%		11,509,048
Energy equipment and services 0.0%
Hercules Offshore, Inc. (E)(F)	196,736	74,679
Paragon Offshore PLC, Litigation Trust A (F)	28,022	23,819
Paragon Offshore PLC, Litigation Trust B (F)	14,011	454,195
Oil, gas and consumable fuels 0.9%

Blue Ridge Mountain Resources, Inc. (F)	859,102	4,939,837

Temple Generation I LLC (F)	266,418	6,016,518
Exchange-traded funds 5.0%		$64,251,134
(Cost $64,306,858)
Invesco Senior Loan ETF (G)	2,786,259	64,251,134
Rights 0.0%		$370,115
(Cost $2,351,959)
Texas Competitive Electric Holdings Company LLC (F)(H)	544,287	370,115

	Rate (%)	Maturity date	Par value^	Value
Escrow certificates 0.0%				$881
(Cost $14,106)
Magellan Health, Inc. (E)(F)	9.750	05-15-20	3,400,000	881
Texas Competitive Electric Holdings Company LLC (E)(F)	11.500	10-01-20	32,644,306	0

	Yield (%)	Shares	Value
Securities lending collateral 3.1%			$39,428,751
(Cost $39,427,568)
John Hancock Collateral Trust (I)	2.0611(J)	3,940,471	39,428,751

	Yield* (%)	Maturity date	Par value^	Value
Short-term investments 10.1%				$129,007,717
(Cost $128,995,510)
U.S. Government 7.9%				100,538,315
U.S. Treasury Bill	2.003	11-08-18	100,910,000	100,538,315

SEE NOTES TO FINANCIAL STATEMENTS	ANNUAL REPORT | JOHN HANCOCK FLOATING RATE INCOME FUND	21

	Yield (%)	Shares	Value
Money market funds 2.2%			28,469,402
State Street Institutional Treasury Plus Money Market Fund, Premier Class	1.8647(J)	28,469,402	28,469,402
Total investments (Cost $1,337,483,534) 100.7%			$1,289,515,592
Other assets and liabilities, net (0.7%)			(8,824,680)
Total net assets 100.0%			$1,280,690,912

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
^All par values are denominated in U.S. dollars unless otherwise indicated.
Security Abbreviations and Legend
LIBOR	London Interbank Offered Rate
PIK	Pay-in-Kind Security - Represents a payment-in-kind which may pay interest in additional par and/or cash. Rates shown are the current rate and most recent payment rate.
(A)	Term loans are variable rate obligations. The coupon rate shown represents the rate at period end.
(B)	Non-income producing - Issuer is in default.
(C)	This position represents an unsettled loan commitment at period end. Certain details associated with this purchase are not known prior to the settlement date, including coupon rate, which is disclosed as TBD (To Be Determined).
(D)	These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration.
(E)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(F)	Non-income producing security.
(G)	All or a portion of this security is on loan as of 8-31-18.
(H)	Strike price and/or expiration date not available.
(I)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.
(J)	The rate shown is the annualized seven-day yield as of 8-31-18.
*	Yield represents either the annualized yield at the date of purchase, the stated coupon rate or, for floating rate securities, the rate at period end.
At 8-31-18, the aggregate cost of investments for federal income tax purposes was $1,337,973,468. Net unrealized depreciation aggregated to $48,457,876, of which $5,398,989 related to gross unrealized appreciation and $53,856,865 related to gross unrealized depreciation.
22	JOHN HANCOCK FLOATING RATE INCOME FUND | ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

Financial statements
STATEMENT OF ASSETS AND LIABILITIES 8-31-18

Assets
Unaffiliated investments, at value (Cost $1,298,055,966) including $38,590,310 of securities loaned	$1,250,086,841
Affiliated investments, at value (Cost $39,427,568)	39,428,751
Total investments, at value (Cost $1,337,483,534)	1,289,515,592
Cash	5,211,456
Foreign currency, at value (Cost $158)	152
Interest receivable	5,175,658
Receivable for fund shares sold	1,113,594
Receivable for investments sold	36,314,193
Other assets	94,435
Total assets	1,337,425,080
Liabilities
Distributions payable	56,093
Payable for investments purchased	15,567,063
Payable for fund shares repurchased	1,323,145
Payable upon return of securities loaned	39,427,410
Payable to affiliates
Accounting and legal services fees	63,441
Transfer agent fees	36,925
Trustees' fees	737
Other liabilities and accrued expenses	259,354
Total liabilities	56,734,168
Net assets	$1,280,690,912
Net assets consist of
Paid-in capital	$1,622,246,512
Undistributed net investment income	46,381
Accumulated net realized gain (loss) on investments and foreign currency transactions	(293,634,033)
Net unrealized appreciation (depreciation) on investments and translation of assets and liabilities in foreign currencies	(47,967,948)
Net assets	$1,280,690,912

SEE NOTES TO FINANCIAL STATEMENTS	ANNUAL REPORT | JOHN HANCOCK FLOATING RATE INCOME FUND	23

STATEMENT OF ASSETS AND LIABILITIES 8-31-18  (continued)

Net asset value per share
Based on net asset value and shares outstanding - the fund has an unlimited number of shares authorized with no par value
Class A ($116,614,335 ÷ 13,827,114 shares) [1]	$8.43
Class B ($8,949,443 ÷ 1,060,697 shares) [1]	$8.44
Class C ($102,392,603 ÷ 12,089,649 shares) [1]	$8.47
Class I ($151,532,884 ÷ 17,976,650 shares)	$8.43
Class R6 ($5,735,154 ÷ 679,974 shares)	$8.43
Class 1 ($30,326,481 ÷ 3,599,901 shares)	$8.42
Class NAV ($865,140,012 ÷ 102,559,657 shares)	$8.44
Maximum offering price per share
Class A (net asset value per share ÷ 97.5%)[2]	$8.65

[1]	Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.
[2]	On single retail sales of less than $100,000. On sales of $100,000 or more and on group sales the offering price is reduced.
24	JOHN HANCOCK FLOATING RATE INCOME FUND | ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

STATEMENT OF OPERATIONS For the year ended  8-31-18

Investment income
Interest	$71,848,038
Dividends	267,701
Securities lending	24,662
Total investment income	72,140,401
Expenses
Investment management fees	9,691,581
Distribution and service fees	1,576,498
Accounting and legal services fees	204,066
Transfer agent fees	440,116
Trustees' fees	21,643
Custodian fees	196,384
State registration fees	85,231
Printing and postage	70,499
Professional fees	110,501
Other	449,948
Total expenses	12,846,467
Less expense reductions	(118,154)
Net expenses	12,728,313
Net investment income	59,412,088
Realized and unrealized gain (loss)
Net realized gain (loss) on
Unaffiliated investments and foreign currency transactions	(68,063,363)
Affiliated investments	(229)
(68,063,592)
Change in net unrealized appreciation (depreciation) of
Unaffiliated investments and translation of assets and liabilities in foreign currencies	68,792,868
Affiliated investments	1,200
68,794,068
Net realized and unrealized gain	730,476
Increase in net assets from operations	$60,142,564

SEE NOTES TO FINANCIAL STATEMENTS	ANNUAL REPORT | JOHN HANCOCK FLOATING RATE INCOME FUND	25

STATEMENTS OF CHANGES IN NET ASSETS

	Year ended 8-31-18	Year ended 8-31-17
Increase (decrease) in net assets
From operations
Net investment income	$59,412,088	$87,601,862
Net realized loss	(68,063,592)	(68,129,690)
Change in net unrealized appreciation (depreciation)	68,794,068	69,880,817
Increase in net assets resulting from operations	60,142,564	89,352,989
Distributions to shareholders
From net investment income
Class A	(5,237,402)	(7,385,139)
Class B	(404,116)	(678,512)
Class C	(3,921,773)	(5,566,733)
Class I	(6,697,595)	(8,116,456)
Class R6	(149,861)	(11,075)
Class 1	(1,346,785)	(1,369,440)
Class NAV	(43,890,604)	(72,733,338)
Total distributions	(61,648,136)	(95,860,693)
From fund share transactions	(396,720,155)	(338,517,141)
Total decrease	(398,225,727)	(345,024,845)
Net assets
Beginning of year	1,678,916,639	2,023,941,484
End of year	$1,280,690,912	$1,678,916,639
Undistributed net investment income	$46,381	$2,557,351
26	JOHN HANCOCK FLOATING RATE INCOME FUND | ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

Financial highlights
CLASS A SHARES Period ended	8-31-18	8-31-17	8-31-16	8-31-15	8-31-14
Per share operating performance
Net asset value, beginning of period	$8.45	$8.48	$8.71	$9.36	$9.37
Net investment income[1]	0.34	0.37	0.43	0.42	0.39
Net realized and unrealized gain (loss) on investments	— [2]	—	(0.24)	(0.62)	—
Total from investment operations	0.34	0.37	0.19	(0.20)	0.39
Less distributions
From net investment income	(0.36)	(0.40)	(0.42)	(0.43)	(0.38)
From net realized gain	—	—	—	(0.02)	(0.02)
Total distributions	(0.36)	(0.40)	(0.42)	(0.45)	(0.40)
Net asset value, end of period	$8.43	$8.45	$8.48	$8.71	$9.36
Total return (%)[3,4]	4.05	4.46	2.38	(2.13)	4.24
Ratios and supplemental data
Net assets, end of period (in millions)	$117	$138	$165	$267	$467
Ratios (as a percentage of average net assets):
Expenses before reductions	1.13	1.17	1.16	1.14	1.19
Expenses including reductions	1.13	1.16	1.14	1.13	1.18
Net investment income	4.03	4.31	5.12	4.59	4.14
Portfolio turnover (%)	71	66	35	40	52

[1]	Based on average daily shares outstanding.
[2]	Less than $0.005 per share.
[3]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[4]	Does not reflect the effect of sales charges, if any.
SEE NOTES TO FINANCIAL STATEMENTS	ANNUAL REPORT | JOHN HANCOCK FLOATING RATE INCOME FUND	27

CLASS B SHARES Period ended	8-31-18	8-31-17	8-31-16	8-31-15	8-31-14
Per share operating performance
Net asset value, beginning of period	$8.45	$8.49	$8.71	$9.36	$9.37
Net investment income[1]	0.28	0.31	0.37	0.35	0.32
Net realized and unrealized gain (loss) on investments	— [2]	(0.01)	(0.23)	(0.61)	—
Total from investment operations	0.28	0.30	0.14	(0.26)	0.32
Less distributions
From net investment income	(0.29)	(0.34)	(0.36)	(0.37)	(0.31)
From net realized gain	—	—	—	(0.02)	(0.02)
Total distributions	(0.29)	(0.34)	(0.36)	(0.39)	(0.33)
Net asset value, end of period	$8.44	$8.45	$8.49	$8.71	$9.36
Total return (%)[3,4]	3.40	3.60	1.79	(2.83)	3.44
Ratios and supplemental data
Net assets, end of period (in millions)	$9	$15	$18	$24	$31
Ratios (as a percentage of average net assets):
Expenses before reductions	1.88	1.88	1.86	1.86	1.96
Expenses including reductions	1.88	1.87	1.84	1.85	1.95
Net investment income	3.27	3.61	4.45	3.89	3.39
Portfolio turnover (%)	71	66	35	40	52

[1]	Based on average daily shares outstanding.
[2]	Less than $0.005 per share.
[3]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[4]	Does not reflect the effect of sales charges, if any.
28	JOHN HANCOCK FLOATING RATE INCOME FUND | ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

CLASS C SHARES Period ended	8-31-18	8-31-17	8-31-16	8-31-15	8-31-14
Per share operating performance
Net asset value, beginning of period	$8.49	$8.52	$8.74	$9.40	$9.40
Net investment income[1]	0.28	0.31	0.37	0.35	0.33
Net realized and unrealized gain (loss) on investments	(0.01)	0.01	(0.23)	(0.62)	0.01
Total from investment operations	0.27	0.32	0.14	(0.27)	0.34
Less distributions
From net investment income	(0.29)	(0.35)	(0.36)	(0.37)	(0.32)
From net realized gain	—	—	—	(0.02)	(0.02)
Total distributions	(0.29)	(0.35)	(0.36)	(0.39)	(0.34)
Net asset value, end of period	$8.47	$8.49	$8.52	$8.74	$9.40
Total return (%)[2,3]	3.28	3.73	1.80	(2.89)	3.66
Ratios and supplemental data
Net assets, end of period (in millions)	$102	$128	$141	$190	$270
Ratios (as a percentage of average net assets):
Expenses before reductions	1.88	1.88	1.86	1.84	1.86
Expenses including reductions	1.88	1.87	1.84	1.83	1.85
Net investment income	3.29	3.60	4.45	3.91	3.47
Portfolio turnover (%)	71	66	35	40	52

[1]	Based on average daily shares outstanding.
[2]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[3]	Does not reflect the effect of sales charges, if any.
SEE NOTES TO FINANCIAL STATEMENTS	ANNUAL REPORT | JOHN HANCOCK FLOATING RATE INCOME FUND	29

CLASS I SHARES Period ended	8-31-18	8-31-17	8-31-16	8-31-15	8-31-14
Per share operating performance
Net asset value, beginning of period	$8.45	$8.48	$8.70	$9.36	$9.36
Net investment income[1]	0.36	0.39	0.45	0.44	0.42
Net realized and unrealized gain (loss) on investments	— [2]	0.01	(0.23)	(0.62)	0.01
Total from investment operations	0.36	0.40	0.22	(0.18)	0.43
Less distributions
From net investment income	(0.38)	(0.43)	(0.44)	(0.46)	(0.41)
From net realized gain	—	—	—	(0.02)	(0.02)
Total distributions	(0.38)	(0.43)	(0.44)	(0.48)	(0.43)
Net asset value, end of period	$8.43	$8.45	$8.48	$8.70	$9.36
Total return (%)[3]	4.31	4.78	2.82	(1.94)	4.72
Ratios and supplemental data
Net assets, end of period (in millions)	$152	$166	$158	$226	$494
Ratios (as a percentage of average net assets):
Expenses before reductions	0.89	0.87	0.84	0.83	0.84
Expenses including reductions	0.88	0.85	0.83	0.82	0.83
Net investment income	4.29	4.57	5.45	4.90	4.49
Portfolio turnover (%)	71	66	35	40	52

[1]	Based on average daily shares outstanding.
[2]	Less than $0.005 per share.
[3]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
30	JOHN HANCOCK FLOATING RATE INCOME FUND | ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

CLASS R6 SHARES Period ended	8-31-18	8-31-17	8-31-16	8-31-15	8-31-14
Per share operating performance
Net asset value, beginning of period	$8.45	$8.48	$8.71	$9.36	$9.37
Net investment income[1]	0.37	0.40	0.45	0.45	0.43
Net realized and unrealized gain (loss) on investments	— [2]	0.01	(0.23)	(0.61)	—
Total from investment operations	0.37	0.41	0.22	(0.16)	0.43
Less distributions
From net investment income	(0.39)	(0.44)	(0.45)	(0.47)	(0.42)
From net realized gain	—	—	—	(0.02)	(0.02)
Total distributions	(0.39)	(0.44)	(0.45)	(0.49)	(0.44)
Net asset value, end of period	$8.43	$8.45	$8.48	$8.71	$9.36
Total return (%)[3]	4.41	4.88	2.82	(1.72)	4.63
Ratios and supplemental data
Net assets, end of period (in millions)	$6	$— [4]	$— [4]	$24	$23
Ratios (as a percentage of average net assets):
Expenses before reductions	0.79	0.77	0.75	0.76	0.90
Expenses including reductions	0.78	0.76	0.72	0.71	0.81
Net investment income	4.45	4.66	5.38	5.04	4.52
Portfolio turnover (%)	71	66	35	40	52

[1]	Based on average daily shares outstanding.
[2]	Less than $0.005 per share.
[3]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[4]	Less than $500,000.
SEE NOTES TO FINANCIAL STATEMENTS	ANNUAL REPORT | JOHN HANCOCK FLOATING RATE INCOME FUND	31

CLASS 1 SHARES Period ended	8-31-18	8-31-17	8-31-16	8-31-15	8-31-14
Per share operating performance
Net asset value, beginning of period	$8.44	$8.47	$8.70	$9.35	$9.35
Net investment income[1]	0.37	0.40	0.46	0.45	0.43
Net realized and unrealized gain (loss) on investments	(0.01)	—	(0.24)	(0.61)	0.01
Total from investment operations	0.36	0.40	0.22	(0.16)	0.44
Less distributions
From net investment income	(0.38)	(0.43)	(0.45)	(0.47)	(0.42)
From net realized gain	—	—	—	(0.02)	(0.02)
Total distributions	(0.38)	(0.43)	(0.45)	(0.49)	(0.44)
Net asset value, end of period	$8.42	$8.44	$8.47	$8.70	$9.35
Total return (%)[2]	4.37	4.84	2.76	(1.76)	4.81
Ratios and supplemental data
Net assets, end of period (in millions)	$30	$30	$23	$26	$28
Ratios (as a percentage of average net assets):
Expenses before reductions	0.83	0.81	0.78	0.76	0.75
Expenses including reductions	0.82	0.80	0.77	0.75	0.75
Net investment income	4.36	4.63	5.54	4.99	4.58
Portfolio turnover (%)	71	66	35	40	52

[1]	Based on average daily shares outstanding.
[2]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
32	JOHN HANCOCK FLOATING RATE INCOME FUND | ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

CLASS NAV SHARES Period ended	8-31-18	8-31-17	8-31-16	8-31-15	8-31-14
Per share operating performance
Net asset value, beginning of period	$8.45	$8.48	$8.71	$9.36	$9.37
Net investment income[1]	0.37	0.40	0.46	0.46	0.44
Net realized and unrealized gain (loss) on investments	0.01	0.01	(0.24)	(0.62)	—
Total from investment operations	0.38	0.41	0.22	(0.16)	0.44
Less distributions
From net investment income	(0.39)	(0.44)	(0.45)	(0.47)	(0.43)
From net realized gain	—	—	—	(0.02)	(0.02)
Total distributions	(0.39)	(0.44)	(0.45)	(0.49)	(0.45)
Net asset value, end of period	$8.44	$8.45	$8.48	$8.71	$9.36
Total return (%)[2]	4.55	4.89	2.82	(1.71)	4.75
Ratios and supplemental data
Net assets, end of period (in millions)	$865	$1,202	$1,518	$2,200	$2,513
Ratios (as a percentage of average net assets):
Expenses before reductions	0.78	0.76	0.73	0.71	0.70
Expenses including reductions	0.77	0.75	0.72	0.70	0.70
Net investment income	4.41	4.71	5.55	5.04	4.64
Portfolio turnover (%)	71	66	35	40	52

[1]	Based on average daily shares outstanding.
[2]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
SEE NOTES TO FINANCIAL STATEMENTS	ANNUAL REPORT | JOHN HANCOCK FLOATING RATE INCOME FUND	33

Notes to financial statements

Note 1 — Organization

John Hancock Floating Rate Income Fund (the fund) is a series of John Hancock Funds II (the Trust), an open-end management investment company organized as a Massachusetts business trust and registered under the Investment Company Act of 1940, as amended (the 1940 Act). The investment objective of the fund is to seek a high level of current income.

The fund may offer multiple classes of shares. The shares currently offered are detailed in the Statement of assets and liabilities. Class A and Class C are offered to all investors. Class B shares are closed to new investors. Class I shares are offered to institutions and certain investors. Class R6 shares are only available to certain retirement plans, institutions and other investors. Class 1 shares are offered only to certain affiliates of Manulife Financial Corporation (MFC). Class NAV shares are offered to John Hancock affiliated funds of funds, retirement plans for employees of John Hancock and/or MFC, and certain 529 plans. Class B shares convert to Class A shares eight years after purchase. Class C shares convert to Class A shares ten years after purchase (certain exclusions may apply). Shareholders of each class have exclusive voting rights to matters that affect that class. The distribution and service fees, if any, and transfer agent fees for each class may differ.

Note 2 — Significant accounting policies

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (US GAAP), which require management to make certain estimates and assumptions as of the date of the financial statements. Actual results could differ from those estimates and those differences could be significant. The fund qualifies as an investment company under Topic 946 of Accounting Standards Codification of US GAAP.

Events or transactions occurring after the end of the fiscal period through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the fund:

Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 p.m., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the net asset value (NAV) may be determined as of the regularly scheduled close of the NYSE pursuant to the fund's Valuation Policies and Procedures.

In order to value the securities, the fund uses the following valuation techniques: Debt obligations are valued based on the evaluated prices provided by an independent pricing vendor or from broker-dealers. Independent pricing vendors utilize matrix pricing which takes into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data, as well as broker supplied prices. Equity securities held by the fund are typically valued at the last sale price or official closing price on the exchange or principal market where the security trades. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Investments by the fund in open-end mutual funds, including John Hancock Collateral Trust (JHCT), are valued at their respective NAVs each business day.

In certain instances, the Pricing Committee may determine to value equity securities using prices obtained from another exchange or market if trading on the exchange or market on which prices are typically obtained did not open for trading as scheduled, or if trading closed earlier than scheduled, and trading occurred as normal on another exchange or market.

Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the fund's Pricing Committee following procedures established by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed.

The fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from

ANNUAL REPORT   |   JOHN HANCOCK FLOATING RATE INCOME FUND       34

independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the fund's own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.

The following is a summary of the values by input classification of the fund's investments as of August 31, 2018, by major security category or type:

	Total value at 8-31-18	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
Investments in securities:
Assets
Term loans	$966,702,268	—	$966,702,268	—
Corporate bonds	75,789,933	—	75,789,933	—
Common stocks	13,964,793	—	13,890,092	$74,701
Exchange-traded funds	64,251,134	$64,251,134	—	—
Rights	370,115	—	370,115	—
Escrow certificates	881	—	—	881
Securities lending collateral	39,428,751	39,428,751	—	—
Short-term investments	129,007,717	28,469,402	100,538,315	—
Total investments in securities	$1,289,515,592	$132,149,287	$1,157,290,723	$75,582

Term loans (Floating rate loans). The fund may invest in term loans, which are debt securities and are often rated below investment grade at the time of purchase. Term loans are generally subject to legal or contractual restrictions on resale and generally have longer settlement periods than conventional debt securities. Term loans involve special types of risk, including credit risk, interest-rate risk, counterparty risk and risk associated with extended settlement. The liquidity of term loans, including the volume and frequency of secondary market trading in such loans, varies significantly over time and among individual loans. During periods of infrequent trading, valuing a term loan can be more difficult and buying and selling a term loan at an acceptable price can be more difficult and delayed, which could result in a loss.

The fund's ability to receive payments of principal, interest and other amounts in connection with term loans will depend primarily on the financial condition of the borrower. The fund's failure to receive scheduled payments on a term loan due to a default, bankruptcy or other reason would adversely affect the fund's income and would likely reduce the value of its assets. Transactions in loan investments typically take a significant amount of time (i.e., seven days or longer) to settle. This could pose a liquidity risk to the fund and, if the fund's exposure to such investments is substantial, could impair the fund's ability to meet redemptions. Because term loans may not be rated by independent credit rating agencies, a decision to invest in a particular loan could depend exclusively on the subadvisor's credit analysis of the borrower and/or term loan agents. There is greater risk that the fund may have limited rights to enforce the terms of an underlying loan than for other types of debt instruments. At August 31, 2018, the fund had $1,169,001 in unfunded loan commitments outstanding.

Security transactions and related investment income. Investment security transactions are accounted for on a trade date plus one basis for daily NAV calculations. However, for financial reporting purposes, investment transactions are reported on trade date. Interest income is accrued as earned. Interest income includes coupon interest and amortization/accretion of premiums/discounts on debt securities. Debt obligations may be placed in a non-accrual status and related interest income may be reduced by stopping current accruals and writing off interest receivable when the collection of all or a portion of interest has become doubtful. Dividend income is recorded on the ex-date, except for dividends of foreign securities where the dividend may not be known until after the ex-date. In those cases, dividend income, net of withholding

ANNUAL REPORT   |   JOHN HANCOCK FLOATING RATE INCOME FUND       35

taxes, is recorded when the fund becomes aware of the dividends. Non-cash dividends, if any, are recorded at the fair market value of the securities received. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds from litigation.

Securities lending. The fund may lend its securities to earn additional income. The fund receives cash collateral from the borrower in an amount not less than the market value of the loaned securities. The fund will invest its collateral in JHCT, an affiliate of the fund, which has a floating NAV and is registered with the Securities and Exchange Commission as an investment company. JHCT invests in short-term money market investments. The fund will receive the benefit of any gains and bear any losses generated by JHCT with respect to the cash collateral.

The fund has the right to recall loaned securities on demand. If a borrower fails to return loaned securities when due, then the lending agent is responsible and indemnifies the fund for the lent securities. The lending agent uses the collateral received from the borrower to purchase replacement securities of the same issue, type, class and series of the loaned securities. If the value of the collateral is less than the purchase cost of replacement securities, the lending agent is responsible for satisfying the shortfall but only to the extent that the shortfall is not due to any decrease in the value of JHCT.

Although the risk of the loss of the securities lent is mitigated by receiving collateral from the borrower and through lending agent indemnification, the fund could experience a delay in recovering securities or could experience a lower than expected return if the borrower fails to return the securities on a timely basis. The fund receives compensation for lending its securities by retaining a portion of the return on the investment of the collateral and compensation from fees earned from borrowers of the securities. Securities lending income received by the fund is net of fees retained by the securities lending agent. Net income received from JHCT is a component of securities lending income as recorded on the Statement of operations.

Obligations to repay collateral received by the fund are shown on the Statement of assets and liabilities as Payable upon return of securities loaned and are secured by the loaned securities. As of August 31, 2018, the fund loaned securities valued at $38,590,310 and received $39,427,410 of cash collateral.

Foreign investing. Assets, including investments and liabilities denominated in foreign currencies, are translated into U.S. dollar values each day at the prevailing exchange rate. Purchases and sales of securities, income and expenses are translated into U.S. dollars at the prevailing exchange rate on the date of the transaction. The effect of changes in foreign currency exchange rates on the value of securities is reflected as a component of the realized and unrealized gains (losses) on investments. Foreign investments are subject to a decline in the value of a foreign currency versus the U.S. dollar, which reduces the dollar value of securities denominated in that currency.

Funds that invest internationally generally carry more risk than funds that invest strictly in U.S. securities. These risks are heightened for investments in emerging markets. Risks can result from differences in economic and political conditions, regulations, market practices (including higher transaction costs), accounting standards and other factors.

Line of credit. The fund may have the ability to borrow from banks for temporary or emergency purposes, including meeting redemption requests that otherwise might require the untimely sale of securities. Pursuant to the fund's custodian agreement, the custodian may loan money to the fund to make properly authorized payments. The fund is obligated to repay the custodian for any overdraft, including any related costs or expenses. The custodian may have a lien, security interest or security entitlement in any fund property that is not otherwise segregated or pledged, to the extent of any overdraft, and to the maximum extent permitted by law.

The fund and other affiliated funds have entered into a syndicated line of credit agreement with Citibank, N.A. as the administrative agent that enables them to participate in a $750 million unsecured committed line of credit. Subject to the needs of all other affiliated funds, the fund can borrow up to an aggregate commitment amount of $400 million ($250 million is dedicated to the fund), subject to asset coverage and other limitations as specified in the agreement. A commitment fee payable at the end of each calendar quarter, based on the average daily unused portion of the line of credit, is charged to each participating fund based on a combination of fixed and asset based allocations and is reflected in Other expenses on the Statement of operations. For the year ended August 31, 2018, the fund had no borrowings under the line of credit. Commitment fees for the year ended August 31, 2018 were $383,834.

ANNUAL REPORT   |   JOHN HANCOCK FLOATING RATE INCOME FUND       36

Expenses. Within the John Hancock group of funds complex, expenses that are directly attributable to an individual fund are allocated to such fund. Expenses that are not readily attributable to a specific fund are allocated among all funds in an equitable manner, taking into consideration, among other things, the nature and type of expense and the fund's relative net assets. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Class allocations. Income, common expenses and realized and unrealized gains (losses) are determined at the fund level and allocated daily to each class of shares based on the net assets of the class. Class-specific expenses, such as distribution and service fees, if any, and transfer agent fees, for all classes, are charged daily at the class level based on the net assets of each class and the specific expense rates applicable to each class.

Federal income taxes. The fund intends to continue to qualify as a regulated investment company by complying with the applicable provisions of the Internal Revenue Code and will not be subject to federal income tax on taxable income that is distributed to shareholders. Therefore, no federal income tax provision is required.

For federal income tax purposes, as of August 31, 2018, the fund has a short-term capital loss carryforward of $30,307,041 and a long-term capital loss carryforward of $262,837,058 available to offset future net realized capital gains. These carryforwards do not expire.

As of August 31, 2018, the fund had no uncertain tax positions that would require financial statement recognition, derecognition or disclosure. The fund's federal tax returns are subject to examination by the Internal Revenue Service for a period of three years.

Distribution of income and gains. Distributions to shareholders from net investment income and net realized gains, if any, are recorded on the ex-date. The fund generally declares dividends daily and pays them monthly. Capital gain distributions, if any, are distributed annually. The tax character of distributions for the years ended August 31, 2018 and 2017 was as follows:

	August 31, 2018	August 31, 2017
Ordinary income	$61,648,136	$95,860,693

Distributions paid by the fund with respect to each class of shares are calculated in the same manner, at the same time and in the same amount, except for the effect of class level expenses that may be applied differently to each class. As of August 31, 2018, the components of distributable earnings on a tax basis consisted of $102,474 of undistributed ordinary income.

Such distributions and distributable earnings, on a tax basis, are determined in conformity with income tax regulations, which may differ from US GAAP. Distributions in excess of tax basis earnings and profits, if any, are reported in the fund's financial statements as a return of capital. The final determination of tax characteristics of the fund's distribution will occur at the end of the year and will subsequently be reported to shareholders.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences, if any, will reverse in a subsequent period. The fund had no material book-tax differences at August 31, 2018.

Note 3 — Guarantees and indemnifications

Under the Trust's organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust, including the fund. Additionally, in the normal course of business, the fund enters into contracts with service providers that contain general indemnification clauses. The fund's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the fund that have not yet occurred. The risk of material loss from such claims is considered remote.

ANNUAL REPORT   |   JOHN HANCOCK FLOATING RATE INCOME FUND       37

Note 4 — Fees and transactions with affiliates

John Hancock Advisers, LLC (the Advisor) serves as investment advisor for the fund. John Hancock Funds, LLC (the Distributor), an affiliate of the Advisor, serves as principal underwriter of the fund. The Advisor and the Distributor are indirect, wholly owned subsidiaries of Manulife Financial Corporation (MFC).

Management fee. The fund has an investment management agreement with the Advisor under which the fund pays a daily management fee to the Advisor equivalent on an annual basis to the sum of: (a) 0.680% of the first $1.10 billion of the fund's average daily net assets; (b) 0.630% of the next $1.90 billion of the fund's average daily net assets; (c) 0.605% of the next $1.50 billion of the fund's average daily net assets; (d) 0.590% of the next $1.50 billion of the fund's average daily net assets and (e) 0.570% of the fund's average daily net assets in excess of $6.00 billion. Prior to August 30, 2018, the fund had an investment management agreement with the Advisor under which the fund paid a daily management fee to the Advisor equivalent on an annual basis to the sum of: (a) 0.700% of the first $1.10 billion of the fund's average daily net assets; (b) 0.675% of the next $0.90 billion of the fund's average daily net assets; (c) 0.650% of the next $1.50 billion of the fund's average daily net assets; and (d) 0.600% of the fund's average daily net assets in excess of $3.50 billion. The Advisor had a subadvisory agreement with Western Asset Management Company through August 29, 2018. Effective August 30, 2018, BCSF Advisors, LP (Bain Capital Credit) replaced Western Asset Management Company as the fund's subadvisor. The fund is not responsible for payment of the subadvisory fees.

The Advisor has contractually agreed to waive a portion of its management fee and/or reimburse expenses for certain funds of the John Hancock group of funds complex, including the fund (the participating portfolios). This waiver is based upon aggregate net assets of all the participating portfolios. The amount of the reimbursement is calculated daily and allocated among all the participating portfolios in proportion to the daily net assets of each fund. During the year ended August 31, 2018, this waiver amounted to 0.01% of the fund's average net assets. This agreement expires on June 30, 2020, unless renewed by mutual agreement of the fund and the Advisor based upon a determination that this is appropriate under the circumstances at that time.

For the year ended August 31, 2018, the expense reductions described above amounted to the following:

Class	Expense reduction	Class	Expense reduction
Class A	$10,512	Class R6	$278
Class B	989	Class NAV	81,574
Class C	9,579	Class 1	2,518
Class I	12,704	Total	$118,154

Expenses waived or reimbursed in the current fiscal period are not subject to recapture in future fiscal periods.

The investment management fees incurred for the year ended August 31, 2018 were equivalent to a net annual effective rate of 0.69% of the fund's average daily net assets.

Accounting and legal services. Pursuant to a service agreement, the fund reimburses the Advisor for all expenses associated with providing the administrative, financial, legal, compliance, accounting and recordkeeping services to the fund, including the preparation of all tax returns, periodic reports to shareholders and regulatory reports, among other services. These expenses are allocated to each share class based on its relative net assets at the time the expense was incurred. These accounting and legal services fees incurred for the year ended August 31, 2018 amounted to an annual rate of 0.01% of the fund's average daily net assets.

Distribution and service plans. The fund has a distribution agreement with the Distributor. The fund has adopted distribution and service plans with respect to Class A, Class B, Class C and Class 1 shares pursuant to Rule 12b-1 under the 1940 Act, to pay the Distributor for services provided as the distributor of shares of the fund. The fund may pay up to the

ANNUAL REPORT   |   JOHN HANCOCK FLOATING RATE INCOME FUND       38

following contractual rates of distribution and service fees under these arrangements, expressed as an annual percentage of average daily net assets for each class of the fund's shares.

Class	Rule 12b-1 fee	Class	Rule 12b-1 fee
Class A	0.25%	Class C	1.00%
Class B	1.00%	Class 1	0.05%

Sales charges. Class A shares are assessed up-front sales charges, which resulted in payments to the Distributor amounting to $53,811 for the year ended August 31, 2018. Of this amount, $11,164 was retained and used for printing prospectuses, advertising, sales literature and other purposes, $40,312 was paid as sales commissions to broker-dealers and $2,335 was paid as sales commissions to sales personnel of Signator Investors, Inc., a broker-dealer affiliate of the Advisor.

Class A, Class B and Class C shares may be subject to contingent deferred sales charges (CDSCs). Certain Class A shares that are acquired through purchases of $250,000 or more and are redeemed within 18 months of purchase are subject to a 0.50% sales charge. Class B shares that are redeemed within six years of purchase are subject to CDSCs, at declining rates, beginning at 5.00%. Class C shares that are redeemed within one year of purchase are subject to a 1.00% CDSC. CDSCs are applied to the lesser of the current market value at the time of redemption or the original purchase cost of the shares being redeemed. Proceeds from CDSCs are used to compensate the Distributor for providing distribution-related services in connection with the sale of these shares. During the year ended August 31, 2018, CDSCs received by the Distributor amounted to $17,434, $11,351 and $10,492 for Class A, Class B and Class C shares, respectively.

Transfer agent fees. The John Hancock group of funds has a complex-wide transfer agent agreement with John Hancock Signature Services, Inc. (Signature Services), an affiliate of the Advisor. The transfer agent fees paid to Signature Services are determined based on the cost to Signature Services (Signature Services Cost) of providing recordkeeping services. It also includes out-of-pocket expenses, including payments made to third-parties for recordkeeping services provided to their clients who invest in one or more John Hancock funds. In addition, Signature Services Cost may be reduced by certain fees that Signature Services receives in connection with retirement and small accounts. Signature Services Cost is calculated monthly and allocated, as applicable, to five categories of share classes: Retail Share and Institutional Share Classes of Non-Municipal Bond Funds, Class R6 Shares, Retirement Share Classes and Municipal Bond Share Classes. Within each of these categories, the applicable costs are allocated to the affected John Hancock affiliated funds and/or classes, based on the relative average daily net assets.

Class level expenses. Class level expenses for the year ended August 31, 2018 were:

Class	Distribution and service fees	Transfer agent fees
Class A	$311,615	$134,194
Class B	117,030	12,591
Class C	1,132,975	121,949
Class I	—	170,980
Class R6	—	402
Class 1	14,878	—
Total	$1,576,498	$440,116

Trustee expenses. The fund compensates each Trustee who is not an employee of the Advisor or its affiliates. The costs of paying Trustee compensation and expenses are allocated to the fund based on its net assets relative to other funds within the John Hancock group of funds complex.

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Note 5 — Fund share transactions

Transactions in fund shares for the years ended August 31, 2018 and 2017 were as follows:

		Year ended 8-31-18		Year ended 8-31-17
	Shares	Amount	Shares	Amount
Class A shares
Sold	8,884,094	$75,234,167	8,320,119	$71,252,311
Distributions reinvested	589,263	4,985,886	825,417	7,065,316
Repurchased	(11,935,661)	(101,003,467)	(12,280,267)	(105,379,499)
Net decrease	(2,462,304)	$(20,783,414)	(3,134,731)	$(27,061,872)
Class B shares
Sold	17,894	$151,523	95,886	$821,551
Distributions reinvested	41,741	353,478	67,880	581,182
Repurchased	(715,058)	(6,056,226)	(576,970)	(4,934,191)
Net decrease	(655,423)	$(5,551,225)	(413,204)	$(3,531,458)
Class C shares
Sold	1,059,188	$8,996,910	2,479,386	$21,362,990
Distributions reinvested	421,214	3,579,077	577,234	4,961,315
Repurchased	(4,513,662)	(38,351,116)	(4,524,545)	(38,880,034)
Net decrease	(3,033,260)	$(25,775,129)	(1,467,925)	$(12,555,729)
Class I shares
Sold	6,001,025	$50,744,244	14,155,376	$121,527,451
Distributions reinvested	759,991	6,426,835	898,986	7,687,592
Repurchased	(8,442,657)	(71,422,643)	(14,063,943)	(120,222,173)
Net increase (decrease)	(1,681,641)	$(14,251,564)	990,419	$8,992,870
Class R6 shares
Sold	786,293	$6,656,399	9,863	$84,156
Distributions reinvested	17,703	149,739	1,293	11,067
Repurchased	(153,284)	(1,297,857)	(585)	(5,029)
Net increase	650,712	$5,508,281	10,571	$90,194
Class 1 shares
Sold	730,806	$6,178,536	1,256,231	$10,750,107
Distributions reinvested	159,369	1,346,785	160,259	1,369,440
Repurchased	(821,486)	(6,945,639)	(601,975)	(5,137,847)
Net increase	68,689	$579,682	814,515	$6,981,700
Class NAV shares
Sold	1,908,083	$16,134,225	2,948,073	$25,319,362
Distributions reinvested	5,186,738	43,890,604	8,499,983	72,733,338
Repurchased	(46,822,046)	(396,471,615)	(48,172,147)	(409,485,546)
Net decrease	(39,727,225)	$(336,446,786)	(36,724,091)	$(311,432,846)
Total net decrease	(46,840,452)	$(396,720,155)	(39,924,446)	$(338,517,141)

Affiliates of the fund owned 100% of shares of Class 1 and Class NAV on August 31, 2018. Such concentration of shareholders' capital could have a material effect on the fund if such shareholders redeem from the fund.

Note 6 — Purchase and sale of securities

Purchases and sales of securities, other than short-term investments, amounted to $978,296,492 and $1,490,884,766, respectively, for the year ended August 31, 2018.

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Note 7 — Industry or sector risk

The fund may invest a large percentage of its assets in one or more particular industries or sectors of the economy. If a large percentage of the fund's assets are economically tied to a single or small number of industries or sectors of the economy, the fund will be less diversified than a more broadly diversified fund, and it may cause the fund to underperform if that industry or sector underperforms. In addition, focusing on a particular industry or sector may make the fund's NAV more volatile. Further, a fund that invests in particular industries or sectors is particularly susceptible to the impact of market, economic, regulatory and other factors affecting those industries or sectors.

Note 8 — Investment by affiliated funds

Certain investors in the fund are affiliated funds that are managed by the Advisor and its affiliates. The affiliated funds do not invest in the fund for the purpose of exercising management or control; however, this investment may represent a significant portion of the fund's net assets. At August 31, 2018, funds within the John Hancock group of funds complex held 67.6% of the fund's net assets. The following funds had an affiliate ownership of 5% or more of the fund's net assets:

Fund	Affiliate concentration
John Hancock Funds II Multimanager Lifestyle Balanced Portfolio	25.4%
John Hancock Funds II Multimanager Lifestyle Growth Portfolio	12.1%
John Hancock Funds II Multimanager Lifestyle Moderate Portfolio	10.5%
John Hancock Funds II Multimanager Lifestyle Conservative Portfolio	10.0%

Note 9 — Investment in affiliated underlying funds

The fund may invest in affiliated underlying funds that are managed by the Advisor and its affiliates. Information regarding the fund's purchases and sales of the affiliated underlying funds as well as income and capital gains earned, if any, during the period is as follows:

					Dividends and distributions
Fund	Beginning share amount	Shares purchased	Shares sold	Ending share amount	Income distributions received	Capital gain distributions received	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Ending value
John Hancock Collateral Trust*	394,286	4,697,317	(1,151,132)	3,940,471	—	—	($229)	$1,200	$39,428,751
*Refer to the Securities lending note within Note 2 for details regarding this investment.

Note 10 — Other matters

In or around May of 2015, certain John Hancock Funds, including the Floating Rate Income Fund, were served with a complaint brought by the Motors Liquidation Avoidance Action Trust. The complaint seeks disgorgement of certain amounts paid to the Term Loan Lenders as holders of indebtedness issued by General Motors pursuant to a $1.5 billion term loan, dated as of November 29, 2006 (as amended, the "Term Loan") and argues that because certain of the collateral securing the Term Loan was released, albeit inadvertently, the Term Loan repayments made by GM are subject to recovery. The total amount at issue for the Floating Rate Income Fund is approximately $5.4 million. The John Hancock Funds have joined a group of defendants represented by the law firm Kasowitz, Benson, Torres & Friedman LLP, and, through counsel, have been vigorously defending the action. Additionally, the John Hancock Funds have brought cross-claims against JPMorgan Chase Bank N.A. related to its actions as administrative agent of the Term Loan.

On December 12, 2017, the parties commenced mediation to explore a potential settlement. The mediation negotiations are on-going. A trial on the value of the remaining collateral commenced on April 24, 2017, and closing arguments took place on June 5, 2017. The trial focused on 40 representative assets (the "Representative Assets"), to address (1) whether the representative assets are fixtures and thus constitute the Term Loan Lenders' remaining collateral, and (2) the value of, and the valuation methodology that should apply in valuing each of the representative assets. On September 26, 2017, the

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presiding judge issued an opinion favorable to the defendants and on October 10, 2017, the plaintiffs filed a motion for permission to appeal the judge's decision. On September 7, 2018, the District Court denied the plaintiff's request for an interlocutory appeal of the judge's ruling. The parties continue to negotiate through the mediation process.

The fund cannot predict the outcome of these proceedings. If the proceeding were to be decided in a manner adverse to the Floating Rate Income Fund, or if the Floating Rate Income Fund enters into a settlement agreement with the plaintiffs, depending upon the circumstances the payment of such judgement or settlement could have an adverse effect on the Floating Rate Income's net asset value.

Note 11 — New accounting pronouncement

In March 2017, the Financial Accounting Standards Board issued Accounting Standards Update (ASU) 2017-08, Premium Amortization on Purchased Callable Debt Securities, which shortens the premium amortization period for purchased non-contingently callable debt securities. The standard is effective for annual periods beginning after December 15, 2018 and interim periods within those fiscal years. At this time, management is evaluating the impact of ASU 2017-08 to the fund.

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REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Trustees of John Hancock Funds II and Shareholders of John Hancock Floating Rate Income Fund

Opinion on the Financial Statements

We have audited the accompanying statement of assets and liabilities, including the fund's investments, of John Hancock Floating Rate Income Fund (one of the funds constituting John Hancock Funds II, referred to hereafter as the "Fund") as of August 31, 2018, the related statement of operations for the year ended August 31, 2018, the statements of changes in net assets for each of the two years in the period ended August 31, 2018, including the related notes, and the financial highlights for each of the five years in the period ended August 31, 2018 (collectively referred to as the "financial statements"). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of August 31, 2018, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended August 31, 2018 and the financial highlights for each of the five years in the period ended August 31, 2018 in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements are the responsibility of the Fund's management. Our responsibility is to express an opinion on the Fund's financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) ("PCAOB") and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of August 31, 2018 by correspondence with the custodian, transfer agent, agent banks and brokers; when replies were not received from agent banks and brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

/s/ PricewaterhouseCoopers LLP

Boston, Massachusetts

October 24, 2018

We have served as the auditor of one or more investment companies in the John Hancock group of funds since 1988.

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TAX INFORMATION

Unaudited

For federal income tax purposes, the following information is furnished with respect to the distributions of the fund, if any, paid during its taxable year ended August 31, 2018.

The fund reports the maximum amount allowable of its net taxable income as eligible for the corporate dividends-received deduction.

The fund reports the maximum amount allowable of its net taxable income as qualified dividend income as provided in the Jobs and Growth Tax Relief Reconciliation Act of 2003.

Eligible shareholders will be mailed a 2018 Form 1099-DIV in early 2019. This will reflect the tax character of all distributions paid in calendar year 2018.

Please consult a tax advisor regarding the tax consequences of your investment in the fund.

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CONTINUATION OF INVESTMENT ADVISORY AND SUBADVISORY AGREEMENTS

Evaluation of Advisory and Subadvisory Agreements by the Board of Trustees

This section describes the evaluation by the Board of Trustees (the Board) of John Hancock Funds II (the Trust) of the Advisory Agreement (the Advisory Agreement) with John Hancock Advisers, LLC (the Advisor) and the Subadvisory Agreement (the Subadvisory Agreement) with Western Asset Management Company (the Subadvisor), for John Hancock Floating Rate Income Fund (the fund). The Advisory Agreement and Subadvisory Agreement are collectively referred to as the Agreements. Prior to the June 18-21, 2018 in-person meeting at which the Agreements were approved, the Board also discussed and considered information regarding the proposed continuation of the Agreements at an in-person meeting held on May 29-31, 2018.

Approval of Advisory and Subadvisory Agreements

At in-person meetings held on June 18-21, 2018, the Board, including the Trustees who are not parties to any Agreement or considered to be interested persons of the Trust under the Investment Company Act of 1940, as amended (the 1940 Act) (the Independent Trustees), reapproved for an annual period the continuation of the Advisory Agreement between the Trust and the Advisor and the Subadvisory Agreement between the Advisor and the Subadvisor with respect to the fund.

In considering the Advisory Agreement and the Subadvisory Agreement, the Board received in advance of the meetings a variety of materials relating to the fund, the Advisor and the Subadvisor, including comparative performance, fee and expense information for a peer group of similar funds prepared by an independent third-party provider of mutual fund data, performance information for an applicable benchmark index; and, with respect to the Subadvisor, comparative performance information for comparably managed accounts, as applicable, and other information provided by the Advisor and the Subadvisor regarding the nature, extent and quality of services provided by the Advisor and the Subadvisor under their respective Agreements, as well as information regarding the Advisor's revenues and costs of providing services to the fund and any compensation paid to affiliates of the Advisor. At the meetings at which the renewal of the Advisory Agreement and Subadvisory Agreement are considered, particular focus is given to information concerning fund performance, comparability of fees and total expenses, and profitability. However, the Board notes that the evaluation process with respect to the Advisor and the Subadvisor is an ongoing one. In this regard, the Board also took into account discussions with management and information provided to the Board (including its various committees) at prior meetings with respect to the services provided by the Advisor and the Subadvisor to the fund, including quarterly performance reports prepared by management containing reviews of investment results and prior presentations from the Subadvisor with respect to the fund. The information received and considered by the Board in connection with the May and June meetings and throughout the year was both written and oral. The Board also considered the nature, quality, and extent of non-advisory services, if any, to be provided to the fund by the Advisor's affiliates, including distribution services. The Board considered the Advisory Agreement and the Subadvisory Agreement separately in the course of its review. In doing so, the Board noted the respective roles of the Advisor and Subadvisor in providing services to the fund.

Throughout the process, the Board asked questions of and requested additional information from management. The Board is assisted by counsel for the Trust and the Independent Trustees are also separately assisted by independent legal counsel throughout the process. The Independent Trustees also received a memorandum from their independent legal counsel discussing the legal standards for their consideration of the proposed continuation of the Agreements and discussed the proposed continuation of the Agreements in private sessions with their independent legal counsel at which no representatives of management were present.

Approval of Advisory Agreement

In approving the Advisory Agreement with respect to the fund, the Board, including the Independent Trustees, considered a variety of factors, including those discussed below. The Board also considered other factors (including conditions and trends prevailing generally in the economy, the securities markets, and the industry) and did not treat any single factor as determinative, and each Trustee may have attributed different weights to different factors. The Board's conclusions may be

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based in part on its consideration of the advisory and subadvisory arrangements in prior years and on the Board's ongoing regular review of fund performance and operations throughout the year.

Nature, extent, and quality of services. Among the information received by the Board from the Advisor relating to the nature, extent, and quality of services provided to the fund, the Board reviewed information provided by the Advisor relating to its operations and personnel, descriptions of its organizational and management structure, and information regarding the Advisor's compliance and regulatory history, including its Form ADV. The Board also noted that on a regular basis it receives and reviews information from the Trust's Chief Compliance Officer (CCO) regarding the fund's compliance policies and procedures established pursuant to Rule 38a-1 under the 1940 Act. The Board observed that the scope of services provided by the Advisor, and of the undertakings required of the Advisor in connection with those services, including maintaining and monitoring its own and the fund's compliance programs, risk management programs, liquidity management programs and cybersecurity programs, had expanded over time as a result of regulatory, market and other developments. The Board considered that the Advisor is responsible for the management of the day-to-day operations of the fund, including, but not limited to, general supervision of and coordination of the services provided by the Subadvisor, and is also responsible for monitoring and reviewing the activities of the Subadvisor and other third-party service providers. The Board also considered the significant risks assumed by the Advisor in connection with the services provided to the fund including entrepreneurial risk in sponsoring new funds and ongoing risks including investment, operational, enterprise, litigation, regulatory and compliance risks with respect to all funds.

In considering the nature, extent, and quality of the services provided by the Advisor, the Trustees also took into account their knowledge of the Advisor's management and the quality of the performance of the Advisor's duties, through Board meetings, discussions and reports during the preceding year and through each Trustee's experience as a Trustee of the Trust and of the other trusts in the John Hancock group of funds complex (the John Hancock Fund Complex).

In the course of their deliberations regarding the Advisory Agreement, the Board considered, among other things:

(a)	the skills and competency with which the Advisor has in the past managed the Trust's affairs and its subadvisory relationship, the Advisor's oversight and monitoring of the Subadvisor's investment performance and compliance programs, such as the Subadvisor's compliance with fund policies and objectives, review of brokerage matters, including with respect to trade allocation and best execution and the Advisor's timeliness in responding to performance issues;
(b)	the background, qualifications and skills of the Advisor's personnel;
(c)	the Advisor's compliance policies and procedures and its responsiveness to regulatory changes and fund industry developments;
(d)	the Advisor's administrative capabilities, including its ability to supervise the other service providers for the fund, as well as the Advisor's oversight of any securities lending activity, its monitoring of class action litigation and collection of class action settlements on behalf of the fund, and bringing loss recovery actions on behalf of the fund;
(e)	the financial condition of the Advisor and whether it has the financial wherewithal to provide a high level and quality of services to the fund;
(f)	the Advisor's initiatives intended to improve various aspects of the Trust's operations and investor experience with the fund; and
(g)	the Advisor's reputation and experience in serving as an investment advisor to the Trust and the benefit to shareholders of investing in funds that are part of a family of funds offering a variety of investments.

The Board concluded that the Advisor may reasonably be expected to continue to provide a high quality of services under the Advisory Agreement with respect to the fund.

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Investment performance. In considering the fund's performance, the Board noted that it reviews at its regularly scheduled meetings information about the fund's performance results. In connection with the consideration of the Advisory Agreement, the Board:

(a)	reviewed information prepared by management regarding the fund's performance;
(b)	considered the comparative performance of an applicable benchmark index;
(c)	considered the performance of comparable funds, if any, as included in the report prepared by an independent third-party provider of fund data; and
(d)	took into account the Advisor's analysis of the fund's performance and its plans and recommendations regarding the Trust's subadvisory arrangements generally.

The Board noted that while it found the data provided by the independent third-party generally useful it recognized its limitations, including in particular that the data may vary depending on the end date selected and the results of the performance comparisons may vary depending on the selection of the peer group. The Board noted that the fund underperformed its benchmark index and peer group for the one--, three- and five-year periods ended December 31, 2017. The Board took into account management's discussion of the fund's performance. The Board concluded that the fund's performance is being monitored and reasonably addressed, where appropriate.

Fees and expenses. The Board reviewed comparative information prepared by an independent third-party provider of mutual fund data, including, among other data, the fund's contractual and net management fees (and subadvisory fees, to the extent available) and total expenses as compared to similarly situated investment companies deemed to be comparable to the fund in light of the nature, extent and quality of the management and advisory and subadvisory services provided by the Advisor and the Subadvisor. The Board considered the fund's ranking within a smaller group of peer funds chosen by the independent third-party provider, as well as the fund's ranking within a broader group of funds. In comparing the fund's contractual and net management fees to those of comparable funds, the Board noted that such fees include both advisory and administrative costs. The Board noted that net management fees and total expenses for the fund are higher than the peer group median.

The Board took into account management's discussion of the fund's expenses. The Board also took into account management's discussion with respect to the overall management fee, the fees of the Subadvisor, including the amount of the advisory fee retained by the Advisor after payment of the subadvisory fee, in each case in light of the services rendered for those amounts and the risks undertaken by the Advisor. The Board also noted that the Advisor pays the subadvisory fee, and that such fees are negotiated at arm's length with respect to the Subadvisor. In addition, the Board took into account that management had agreed to implement an overall fee waiver across the complex, including the fund, which is discussed further below. The Board also noted actions taken over the past several years to reduce the fund's operating expenses. The Board also noted that, in addition, the Advisor is currently waiving fees and/or reimbursing expenses with respect to the fund and that the fund has breakpoints in its contractual management fee schedule that reduces management fees as assets increase. The Board reviewed information provided by the Advisor concerning the investment advisory fee charged by the Advisor or one of its advisory affiliates to other clients (including other funds in the John Hancock Fund Complex) having similar investment mandates, if any. The Board considered any differences between the Advisor's and Subadvisor's services to the fund and the services they provide to other comparable clients or funds. The Board concluded that the advisory fee paid with respect to the fund is reasonable in light of the nature, extent and quality of the services provided to the fund under the Advisory Agreement.

Profitability/Fall out benefits. In considering the costs of the services to be provided and the profits to be realized by the Advisor and its affiliates from the Advisor's relationship with the Trust, the Board:

(a)	reviewed financial information of the Advisor;
(b)	reviewed and considered information presented by the Advisor regarding the net profitability to the Advisor and its affiliates with respect to the fund;
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(c)	received and reviewed profitability information with respect to the John Hancock Fund Complex as a whole and with respect to the fund;
(d)	received information with respect to the Advisor's allocation methodologies used in preparing the profitability data and considered that the Advisor hired an independent third-party consultant to provide an analysis of the Advisor's allocation methodologies;
(e)	considered that the John Hancock insurance companies that are affiliates of the Advisor, as shareholders of the Trust directly or through their separate accounts, receive certain tax credits or deductions relating to foreign taxes paid and dividends received by certain funds of the Trust and noted that these tax benefits, which are not available to participants in qualified retirement plans under applicable income tax law, are reflected in the profitability information reviewed by the Board;
(f)	considered that the Advisor also provides administrative services to the fund on a cost basis pursuant to an administrative services agreement;
(g)	noted that affiliates of the Advisor provide transfer agency services and distribution services to the fund, and that the fund's distributor also receives Rule 12b-1 payments to support distribution of the fund;
(h)	noted that the Advisor also derives reputational and other indirect benefits from providing advisory services to the fund;
(i)	noted that the subadvisory fee for the fund is paid by the Advisor and is negotiated at arm's length;
(j)	considered the Advisor's ongoing costs and expenditures necessary to improve services, meet new regulatory and compliance requirements, and adapt to other challenges impacting the fund industry; and
(k)	considered that the Advisor should be entitled to earn a reasonable level of profits in exchange for the level of services it provides to the fund and the risks that it assumes as Advisor, including entrepreneurial, operational, reputational, litigation and regulatory risk.

Based upon its review, the Board concluded that the level of profitability, if any, of the Advisor and its affiliates from their relationship with the fund was reasonable and not excessive.

Economies of scale. In considering the extent to which economies of scale would be realized as the fund grows and whether fee levels reflect these economies of scale for the benefit of fund shareholders, the Board:

(a)	considered that the Advisor has contractually agreed to waive a portion of its management fee for certain funds of the John Hancock Fund Complex, including the fund (the participating portfolios) or otherwise reimburse the expenses of the participating portfolios (the reimbursement). This waiver is based upon aggregate net assets of all the participating portfolios. The amount of the reimbursement is calculated daily and allocated among all the participating portfolios in proportion to the daily net assets of each fund;
(b)	reviewed the fund's advisory fee structure and concluded that: (i) the fund's fee structure contains breakpoints at the subadvisory fee level and that such breakpoints are reflected as breakpoints in the advisory fees for the fund; and (ii) although economies of scale cannot be measured with precision, these arrangements permit shareholders of the fund to benefit from economies of scale if the fund grows. The Board also took into account management's discussion of the fund's advisory fee structure; and
(c)	the Board also considered the effect of the fund's growth in size on its performance and fees. The Board also noted that if the fund's assets increase over time, the fund may realize other economies of scale.

Approval of Subadvisory Agreement

In making its determination with respect to approval of the Subadvisory Agreement, the Board reviewed:

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(1)	information relating to the Subadvisor's business, including current subadvisory services to the Trust (and other funds in the John Hancock Fund Complex);
(2)	the historical and current performance of the fund and comparative performance information relating to an applicable benchmark index and comparable funds;
(3)	the subadvisory fee for the fund, including any breakpoints, and to the extent available, comparable fee information prepared by an independent third party provider of fund data; and
(4)	information relating to the nature and scope of any material relationships and their significance to the Trust's Advisor and Subadvisor.

Nature, extent, and quality of services. With respect to the services provided by the Subadvisor, the Board received information provided to the Board by the Subadvisor, including the Subadvisor's Form ADV, as well as took into account information presented throughout the past year. The Board considered the Subadvisor's current level of staffing and its overall resources, as well as received information relating to the Subadvisor's compensation program. The Board reviewed the Subadvisor's history and investment experience, as well as information regarding the qualifications, background, and responsibilities of the Subadvisor's investment and compliance personnel who provide services to the fund. The Board also considered, among other things, the Subadvisor's compliance program and any disciplinary history. The Board also considered the Subadvisor's risk assessment and monitoring process. The Board reviewed the Subadvisor's regulatory history, including whether it was involved in any regulatory actions or investigations as well as material litigation, and any settlements and amelioratory actions undertaken, as appropriate. The Board noted that the Advisor conducts regular, periodic reviews of the Subadvisor and its operations, including regarding investment processes and organizational and staffing matters. The Board also noted that the Trust's CCO and his staff conduct regular, periodic compliance reviews with the Subadvisor and present reports to the Independent Trustees regarding the same, which includes evaluating the regulatory compliance systems of the Subadvisor and procedures reasonably designed to assure compliance with the federal securities laws. The Board also took into account the financial condition of the Subadvisor.

The Board considered the Subadvisor's investment process and philosophy. The Board took into account that the Subadvisor's responsibilities include the development and maintenance of an investment program for the fund that is consistent with the fund's investment objective, the selection of investment securities and the placement of orders for the purchase and sale of such securities, as well as the implementation of compliance controls related to performance of these services. The Board also received information with respect to the Subadvisor's brokerage policies and practices, including with respect to best execution and soft dollars.

Subadvisor compensation. In considering the cost of services to be provided by the Subadvisor and the profitability to the Subadvisor of its relationship with the fund, the Board noted that the fees under the Subadvisory Agreement are paid by the Advisor and not the fund.

The Board also relied on the ability of the Advisor to negotiate the Subadvisory Agreement with the Subadvisor, which is not affiliated with the Advisor, and the fees thereunder at arm's length. As a result, the costs of the services to be provided and the profits to be realized by the Subadvisor from its relationship with the Trust were not a material factor in the Board's consideration of the Subadvisory Agreement.

The Board also received information regarding the nature and scope (including their significance to the Advisor and its affiliates and to the Subadvisor) of any material relationships with respect to the Subadvisor, which include arrangements in which the Subadvisor or its affiliates provide advisory, distribution, or management services in connection with financial products sponsored by the Advisor or its affiliates, and may include other registered investment companies, a 529 education savings plan, managed separate accounts and exempt group annuity contracts sold to qualified plans. The Board also received information and took into account any other potential conflicts of interest the Advisor might have in connection with the Subadvisory Agreement.

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In addition, the Board considered other potential indirect benefits that the Subadvisor and its affiliates may receive from the Subadvisor's relationship with the fund, such as the opportunity to provide advisory services to additional funds in the John Hancock Fund Complex and reputational benefits.

Subadvisory fees. The Board considered that the fund pays an advisory fee to the Advisor and that, in turn, the Advisor pays a subadvisory fee to the Subadvisor. As noted above, the Board also considered the fund's subadvisory fees as compared to similarly situated investment companies deemed to be comparable to the fund as included in the report prepared by the independent third party provider of fund data, to the extent available. The Board noted that the limited size of the Lipper peer group was not sufficient for comparative purposes. The Board also took into account the subadvisory fees paid by the Advisor to the Subadvisor with respect to the fund and compared them to fees charged by the Subadvisor to manage other subadvised portfolios and portfolios not subject to regulation under the 1940 Act, as applicable.

Subadvisor performance. As noted above, the Board considered the fund's performance as compared to the fund's peer group and the benchmark index and noted that the Board reviews information about the fund's performance results at its regularly scheduled meetings. The Board noted the Advisor's expertise and resources in monitoring the performance, investment style and risk-adjusted performance of the Subadvisor. The Board was mindful of the Advisor's focus on the Subadvisor's performance. The Board also noted the Subadvisor's long-term performance record for similar accounts, as applicable.

The Board's decision to approve the Subadvisory Agreement was based on a number of determinations, including the following:

(1)	the Subadvisor has extensive experience and demonstrated skills as a manager;
(2)	the performance of the fund is being monitored and reasonably addressed, where appropriate;
(3)	the subadvisory fee is reasonable in relation to the level and quality of services being provided under the Subadvisory Agreement; and
(4)	noted that the subadvisory fees are paid by the Advisor not the fund and that the subadvisory fee breakpoints are reflected as breakpoints in the advisory fees for the fund in order to permit shareholders to benefit from economies of scale if the fund grows.

* * *

Based on the Board's evaluation of all factors that the Board deemed to be material, including those factors described above, the Board, including the Independent Trustees, concluded that renewal of the Advisory Agreement and the Subadvisory Agreement would be in the best interest of the fund and its shareholders. Accordingly, the Board, and the Independent Trustees voting separately, approved the Advisory Agreement and Subadvisory Agreement for an additional one-year period.

Initial Board Consideration of Bain Capital Credit Subadvisory Agreement

At its in-person meeting held on June 19-21, 2018, the Board, including the Independent Trustees, approved the Bain Capital Credit Subadvisory Agreement (the Subadvisory Agreement) between the Advisor and Bain Capital Credit (the Subadvisor) with respect to the Fund.

In considering the Bain Capital Credit Subadvisory Agreement, the Board received in advance of the meeting a variety of materials relating to the Fund and Bain Capital Credit including comparative performance, fee and expense information of Bain Capital Credit and WAMCO; performance information for relevant indices; and other pertinent information, such as comparative performance information for comparably managed accounts, as applicable; and other information provided by Bain Capital Credit regarding the nature, extent and quality of services to be provided by Bain Capital Credit under the Bain Capital Credit Subadvisory Agreement. The Board also took into account discussions with management and information provided to the Board with respect to the services to be provided by Bain Capital Credit to the Fund. The Board also received an in-person presentation from Bain Capital Credit regarding its firm and the proposed strategy for the Fund, during which

ANNUAL REPORT   |   JOHN HANCOCK FLOATING RATE INCOME FUND       50

the Board had the opportunity to ask questions of Bain Capital Credit. The information received and considered by the Board was both written and oral.

Throughout the process, the Board asked questions of and requested additional information from management. The Board was assisted by counsel for the Trust and the Independent Trustees were also separately assisted by independent legal counsel throughout the process. The Independent Trustees also received a memorandum from their independent legal counsel discussing the legal standards for their consideration of the proposed Bain Capital Credit Subadvisory Agreement and discussed the approval of the Agreement in private sessions with their independent legal counsel at which no representatives of management were present.

In approving the Bain Capital Credit Subadvisory Agreement, the Board, including the Independent Trustees, considered a variety of factors, including those discussed below. The Board also considered other factors (including conditions and trends prevailing generally in the economy, the securities markets and the industry) and did not treat any single factor as determinative, and each Trustee may have attributed different weights to different factors.

Approval of Bain Capital Credit Subadvisory Agreement

In making its determination with respect to approval of the Bain Capital Credit Subadvisory Agreement, the Board reviewed (i) information relating to Bain Capital Credit's business; (ii) the historical performance of the Fund under the management of WAMCO, which included comparative performance information of the Fund and the Fund's previous benchmark index and the performance of a comparable composite managed by Bain Capital Credit; (iii) the subadvisory fee for the Fund; and (iv) information relating to the nature and scope of any material relationships and their significance to the Fund's Advisor and the Subadvisor. The Board also considered that the subadvisory fee rates for the Fund under the Bain Capital Credit Subadvisory Agreement: (i) are lower or equal to the rates under the WAMCO Subadvisory Agreement depending on the Fund's level of assets; (ii) are paid by the Advisor not the Fund; (iii) are a product of arms-length negotiation between the Advisor and Bain Capital Credit; and (iv) are reasonable. In addition, approval of the Bain Capital Credit Subadvisory Agreement will not result in any increase in the advisory fees for the Fund and an amendment to the Fund's advisory agreement will have the effect of reducing the Fund's the advisory fees at all asset levels.

Nature, extent, and quality of services . With respect to the services to be provided to the Fund by Bain Capital Credit, the Board received information provided to the Board by Bain Capital Credit, which included an in-person presentation from Bain Capital Credit regarding its firm and proposed investment strategy for the Fund. The Board considered Bain Capital Credit's current level of staffing and its overall resources. The Board reviewed Bain Capital Credit's history and investment experience, as well as information regarding the qualifications, background, and responsibilities of Bain Capital Credit's investment and compliance personnel who will provide services to the Fund. The Board also considered, among other things, Bain Capital Credit's compliance program and any disciplinary history. The Board also considered Bain Capital Credit's risk assessment and monitoring processes. The Board reviewed Bain Capital Credit's regulatory history, including whether it was currently involved in any regulatory actions or investigations as well as material litigation, and any settlements and mitigating actions undertaken, as appropriate. The Board noted that the Advisor would conduct regular periodic reviews of Bain Capital Credit and its operations in regard to the Fund, including regarding investment processes and organizational and staffing matters. The Board also noted that the Trust's Chief Compliance Officer and his staff would conduct regular, periodic compliance reviews with Bain Capital Credit and present reports to the Independent Trustees regarding the same, which includes evaluating the regulatory compliance systems of Bain Capital Credit and procedures reasonably designed by it to assure compliance with the federal securities laws. The Board also took into account the financial condition of Bain Capital Credit.

The Board considered Bain Capital Credit's investment process and philosophy. The Board took into account that Bain Capital Credit's responsibilities will include the development and maintenance of an investment program for the Fund that is consistent with the Fund's investment objective, the selection of investment securities and the placement of orders for the purchase and sale of such securities, as well as the implementation of compliance controls related to performance of these services. The Board also received information with respect to Bain Capital Credit's brokerage policies and practices, including with respect to best execution and soft dollars.

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Subadvisor compensation. In considering the cost of services to be provided by Bain Capital Credit and the profitability to Bain Capital Credit of its relationship with the Fund, the Board noted that the fees under the Bain Capital Credit Subadvisory Agreement are paid by the Advisor and not the Fund. The Board also noted that there will be no increase in the advisory fees paid by the Fund as a consequence of the execution of the Bain Capital Credit Subadvisory Agreement and that a proposed amendment to the Fund's advisory agreement will have the effect of reducing the Fund's the advisory fees at all asset levels. The Board noted that the subadvisory fees under the Bain Capital Credit Subadvisory Agreement would be lower than or equal to the fees under the WAMCO Subadvisory Agreement depending on the Fund's level of assets.

The Board also relied on the ability of the Advisor to negotiate the Bain Capital Credit Subadvisory Agreement with Bain Capital Credit, which is not affiliated with the Advisor, and the fees thereunder at arm's length. As a result, the costs of the services to be provided and the profits to be realized by Bain Capital Credit from its relationship with the Trust were not a material factor in the Board's consideration of the Bain Capital Credit Subadvisory Agreement.

The Board also received information and took into account any other potential conflicts of interest the Advisor might have in connection with the Bain Capital Credit Subadvisory Agreement.

In addition, the Board considered other potential indirect benefits that Bain Capital Credit and its affiliates may receive from Bain Capital Credit's relationship with the Fund, such as the opportunity to provide advisory services to additional funds in the John Hancock fund complex and reputational benefits.

Subadvisory fees. The Board considered that the Fund pays an advisory fee to the Advisor and that, in turn, the Advisor pays a subadvisory fee to Bain Capital Credit. The Board also considered that the subadvisory fee to be paid to Bain Capital Credit for managing the Fund is lower or equal to the fee previously paid to WAMCO at all asset levels. The Board also took into account that the Fund's advisory fee was also being amended and would result in advisory fee rates that are lower than the current advisory fee rates. The Board also considered, as available, the Fund's subadvisory fees as compared to comparable investment companies.

Subadvisor performance. As noted above, the Board considered the Fund's performance as compared to the Fund's benchmark index under the management of WAMCO and noted that the Board reviews information about the Fund's performance results at its regularly scheduled meetings. The Board noted the Advisor's expertise and resources in monitoring the performance, investment style, and risk-adjusted performance of Bain Capital Credit. The Board also noted Bain Capital Credit's long-term performance record for similar accounts.

The Board's decision to approve the Bain Capital Credit Subadvisory Agreement was based on a number of determinations, such as information relating to Bain Capital Credit's business, including the historical performance of the Fund under the management of WAMCO, which included comparative performance information of the Fund and a composite managed by Bain Capital Credit; Bain Capital Credit has extensive experience and demonstrated skills as a manager; and that the subadvisory fee rates for the Fund under the Bain Capital Credit Subadvisory Agreement:

(1)	are lower than or equal to the rates under the WAMCO Subadvisory Agreement at all asset levels;
(2)	are reasonable in relation to the level and quality of services to be provided under the Bain Capital Credit Subadvisory Agreement;
(3)	are paid by the Advisor not the Fund;
(4)	have breakpoints that are reflected as breakpoints in the advisory fees for the Fund in order to permit shareholders to benefit from economies of scale if the Fund grows; and
(5)	are a product of arms-length negotiation between the Advisor and Bain Capital Credit. In addition, the Board considered that approval of the Bain Capital Subadvisory Agreement will not result in any increase in the advisory fees for the Fund and the advisory fees will be lower for the Fund at all asset levels
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Trustees and Officers

This chart provides information about the Trustees and Officers who oversee your John Hancock fund. Officers elected by the Trustees manage the day-to-day operations of the fund and execute policies formulated by the Trustees.

Independent Trustees

Name, year of birth Position(s) held with Trust Principal occupation(s) and other directorships during past 5 years	Trustee of the Trust since[1]	Number of John Hancock funds overseen by Trustee
Hassell H. McClellan, Born: 1945	2005	216
Trustee and Chairperson of the Board
Director/Trustee, Virtus Funds (since 2008); Director, The Barnes Group (since 2010); Associate Professor, The Wallace E. Carroll School of Management, Boston College (retired 2013). Trustee (since 2014) and Chairperson of the Board (since 2017), John Hancock Collateral Trust; Trustee (since 2015) and Chairperson of the Board (since 2017), John Hancock Exchange-Traded Fund Trust; Trustee (since 2012) and Chairperson of the Board (since 2017), John Hancock retail funds[3]; Trustee (2005-2006 and since 2012) and Chairperson of the Board (since 2017), John Hancock Funds III; Trustee (since 2005) and Chairperson of the Board (since 2017), John Hancock Variable Insurance Trust and John Hancock Funds II.

Charles L. Bardelis,[2] Born: 1941	2005	216
Trustee
Director, Island Commuter Corp. (marine transport). Trustee, John Hancock Collateral Trust (since 2014), Trustee, John Hancock Exchange-Traded Fund Trust (since 2015); Trustee, John Hancock retail funds[3] (since 2012); Trustee, John Hancock Funds III (2005-2006 and since 2012); Trustee, John Hancock Variable Insurance Trust (since 1988); Trustee, John Hancock Funds II (since 2005).

James R. Boyle, Born: 1959	2015	216
Trustee
Chief Executive Officer, Foresters Financial (since 2018); Chairman and Chief Executive Officer, Zillion Group, Inc. (formerly HealthFleet, Inc.) (healthcare) (2014-2018); Executive Vice President and Chief Executive Officer, U.S. Life Insurance Division of Genworth Financial, Inc. (insurance) (January 2014-July 2014); Senior Executive Vice President, Manulife Financial Corporation, President and Chief Executive Officer, John Hancock (1999-2012); Chairman and Director, John Hancock Advisers, LLC, John Hancock Funds, LLC, and John Hancock Investment Management Services, LLC (2005-2010). Trustee, John Hancock Collateral Trust and John Hancock Exchange-Traded Fund Trust (since 2015); Trustee, John Hancock retail funds[3] (2005-2010; 2012-2014 and since 2015); Trustee, John Hancock Variable Insurance Trust and John Hancock Funds II (2005-2014 and since 2015).

Peter S. Burgess,[2] Born: 1942	2005	216
Trustee
Consultant (financial, accounting, and auditing matters) (since 1999); Certified Public Accountant; Partner, Arthur Andersen (independent public accounting firm) (prior to 1999); Director, Lincoln Educational Services Corporation (since 2004); Director, Symetra Financial Corporation (2010-2016); Director, PMA Capital Corporation (2004-2010). Trustee, John Hancock Collateral Trust (since 2014); Trustee, John Hancock Exchange-Traded Fund Trust (since 2015); Trustee, John Hancock retail funds[3] (since 2012); Trustee, John Hancock Funds III (2005-2006 and since 2012); Trustee, John Hancock Variable Insurance Trust and John Hancock Funds II (since 2005).

William H. Cunningham, Born: 1944	2012	216
Trustee
Professor, University of Texas, Austin, Texas (since 1971); former Chancellor, University of Texas System and former President of the University of Texas, Austin, Texas; Chairman (since 2009) and Director (since 2006), Lincoln National Corporation (insurance); Director, Southwest Airlines (since 2000); former Director, LIN Television (2009-2014). Trustee, John Hancock retail funds[3] (since 1986); Trustee, John Hancock Variable Insurance Trust (since 2012); Trustee, John Hancock Funds II (2005-2006 and since 2012); Trustee, John Hancock Collateral Trust (since 2014); Trustee, John Hancock Exchange-Traded Fund Trust (since 2015).

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Independent Trustees (continued)

Name, year of birth Position(s) held with Trust Principal occupation(s) and other directorships during past 5 years	Trustee of the Trust since[1]	Number of John Hancock funds overseen by Trustee
Grace K. Fey, Born: 1946	2008	216
Trustee
Chief Executive Officer, Grace Fey Advisors (since 2007); Director and Executive Vice President, Frontier Capital Management Company (1988-2007); Director, Fiduciary Trust (since 2009). Trustee, John Hancock Collateral Trust (since 2014); Trustee, John Hancock Exchange-Traded Fund Trust (since 2015); Trustee, John Hancock retail funds[3] (since 2012); Trustee, John Hancock Variable Insurance Trust and John Hancock Funds II (since 2008).

Theron S. Hoffman,[2] Born: 1947	2008	216
Trustee
Chief Executive Officer, T. Hoffman Associates, LLC (consulting firm) (since 2003); Director, The Todd Organization (consulting firm) (2003-2010); President, Westport Resources Management (investment management consulting firm) (2006-2008); Board Member, Senior Managing Director, Partner, and Operating Head, Putnam Investments (2000-2003); Executive Vice President, The Thomson Corp. (financial and legal information publishing) (1997-2000). Trustee, John Hancock Collateral Trust (since 2014); Trustee, John Hancock Exchange-Traded Fund Trust (since 2015); Trustee, John Hancock retail funds[3] (since 2012); Trustee, John Hancock Variable Insurance Trust and John Hancock Funds II (since 2008).

Deborah C. Jackson, Born: 1952	2012	216
Trustee
President, Cambridge College, Cambridge, Massachusetts (since 2011); Board of Directors, National Association of Corporate Directors/New England (since 2015); Board of Directors, Association of Independent Colleges and Universities of Massachusetts (since 2014); Chief Executive Officer, American Red Cross of Massachusetts Bay (2002-2011); Board of Directors of Eastern Bank Corporation (since 2001); Board of Directors of Eastern Bank Charitable Foundation (since 2001); Board of Directors of American Student Assistance Corporation (1996-2009); Board of Directors of Boston Stock Exchange (2002-2008); Board of Directors of Harvard Pilgrim Healthcare (health benefits company) (2007-2011). Trustee, John Hancock retail funds[3] (since 2008); Trustee, John Hancock Variable Insurance Trust and John Hancock Funds II (since 2012); Trustee, John Hancock Collateral Trust (since 2014); and Trustee, John Hancock Exchange-Traded Fund Trust (since 2015).

James M. Oates, Born: 1946	2005	216

Trustee
Managing Director, Wydown Group (financial consulting firm) (since 1994); Chairman and Director, Emerson Investment Management, Inc. (2000-2015); Independent Chairman, Hudson Castle Group, Inc. (formerly IBEX Capital Markets, Inc.) (financial services company) (1997-2011); Director, Stifel Financial (since 1996); Director, Investor Financial Services Corporation (1995-2007); Director, Connecticut River Bancorp (1998-2014); Director/Trustee, Virtus Funds (since 1988). Trustee (since 2014) and Chairperson of the Board (2014-2016), John Hancock Collateral Trust; Trustee (since 2015) and Chairperson of the Board (2015-2016), John Hancock Exchange-Traded Fund Trust; Trustee (since 2012) and Chairperson of the Board (2012-2016), John Hancock retail funds[3]; Trustee (2005-2006 and since 2012) and Chairperson of the Board (2012-2016), John Hancock Funds III; Trustee (since 2004) and Chairperson of the Board (2005-2016), John Hancock Variable Insurance Trust; Trustee (since 2005) and Chairperson of the Board, John Hancock Funds II (2005-2016).

Steven R. Pruchansky, Born: 1944	2012	216
Trustee and Vice Chairperson of the Board
Managing Director, Pru Realty (since 2017); Chairman and Chief Executive Officer, Greenscapes of Southwest Florida, Inc. (since 2000); Director and President, Greenscapes of Southwest Florida, Inc. (until 2000); Member, Board of Advisors, First American Bank (until 2010); Managing Director, Jon James, LLC (real estate) (since 2000); Partner, Right Funding, LLC (2014-2017); Director, First Signature Bank & Trust Company (until 1991); Director, Mast Realty Trust (until 1994); President, Maxwell Building Corp. (until 1991). Trustee (since 1992) and Chairperson of the Board (2011-2012), John Hancock retail funds[3]; Trustee and Vice Chairperson of the Board, John Hancock retail funds[3] John Hancock Variable Insurance Trust, and John Hancock Funds II (since 2012); Trustee and Vice Chairperson of the Board, John Hancock Collateral Trust (since 2014); Trustee and Vice Chairperson of the Board, John Hancock Exchange-Traded Fund Trust (since 2015).

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Independent Trustees (continued)

Name, year of birth Position(s) held with Trust Principal occupation(s) and other directorships during past 5 years	Trustee of the Trust since[1]	Number of John Hancock funds overseen by Trustee
Gregory A. Russo, Born: 1949	2012	216
Trustee
Director and Audit Committee Chairman (since 2012), and Member, Audit Committee and Finance Committee (since 2011), NCH Healthcare System, Inc. (holding company for multi-entity healthcare system); Director and Member (since 2012) and Finance Committee Chairman (since 2014), The Moorings, Inc. (nonprofit continuing care community); Vice Chairman, Risk & Regulatory Matters, KPMG LLP (KPMG) (2002-2006); Vice Chairman, Industrial Markets, KPMG (1998-2002); Chairman and Treasurer, Westchester County, New York, Chamber of Commerce (1986-1992); Director, Treasurer, and Chairman of Audit and Finance Committees, Putnam Hospital Center (1989-1995); Director and Chairman of Fundraising Campaign, United Way of Westchester and Putnam Counties, New York (1990-1995). Trustee, John Hancock retail funds[3] (since 2008); Trustee, John Hancock Variable Insurance Trust and John Hancock Funds II (since 2012); Trustee, John Hancock Collateral Trust (since 2014); Trustee, John Hancock Exchange-Traded Fund Trust (since 2015).

Non-Independent Trustees4

Name, year of birth Position(s) held with Trust Principal occupation(s) and other directorships during past 5 years	Trustee of the Trust since[1]	Number of John Hancock funds overseen by Trustee
Andrew G. Arnott, Born: 1971	2017	216
President and Non-Independent Trustee
Executive Vice President, John Hancock Financial Services (since 2009, including prior positions); Director and Executive Vice President, John Hancock Advisers, LLC (since 2005, including prior positions); Director and Executive Vice President, John Hancock Investment Management Services, LLC (since 2006, including prior positions); President, John Hancock Funds, LLC (since 2004, including prior positions); President, John Hancock retail funds,[3] John Hancock Variable Insurance Trust, and John Hancock Funds II (since 2007, including prior positions); President, John Hancock Collateral Trust and John Hancock Exchange-Traded Fund Trust (since 2014). Trustee, John Hancock Collateral Trust, John Hancock Exchange-Traded Fund Trust, John Hancock retail funds,[3] John Hancock Variable Insurance Trust, and John Hancock Funds II (since 2017).

Marianne Harrison, Born: 1963	2018	216
Non-Independent Trustee
President and CEO, John Hancock (since 2017); President and CEO, Manulife Canadian Division (2013-2017); Member, Board of Directors, American Council of Life Insurers (ACLI) (since 2018); Member, Board of Directors, Communitech, an industry-led innovation center that fosters technology companies in Canada (since 2017); Member, Board of Directors, Manulife Assurance Canada (since 2015); Board Member, St. Mary's General Hospital Foundation (since 2014); Member, Board of Directors, Manulife Bank of Canada (since 2013); Member, Standing Committee of the Canadian Life & Health Assurance Association (since 2013); Member, Board of Directors, John Hancock USA, John Hancock Life & Health, John Hancock New York (2012-2013). Trustee, John Hancock Collateral Trust, John Hancock Exchange-Traded Fund Trust, John Hancock retail funds[3], John Hancock Variable Insurance Trust, and John Hancock Funds II (since 2018).

Warren A. Thomson, Born: 1955	2012	216
Non-Independent Trustee
Senior Executive Vice President and Chief Investment Officer, Manulife Financial Corporation and The Manufacturers Life Insurance Company (since 2009); Chairman, Manulife Asset Management (since 2001, including prior positions); Director and Chairman, Manulife Asset Management Limited (since 2006); Director and Chairman, Hancock Natural Resources Group, Inc. (since 2013). Trustee, John Hancock retail funds,[3] John Hancock Variable Insurance Trust, and John Hancock Funds II (since 2012); Trustee, John Hancock Collateral Trust (since 2014); Trustee, John Hancock Exchange-Traded Fund Trust (since 2015).

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Principal officers who are not Trustees

Name, year of birth Position(s) held with Trust Principal occupation(s) during past 5 years	Officer of the Trust since
John J. Danello, Born: 1955	2014
Senior Vice President, Secretary, and Chief Legal Officer
Vice President and Chief Counsel, John Hancock Wealth Management (since 2005); Senior Vice President (since 2007) and Chief Legal Counsel (2007-2010), John Hancock Funds, LLC and The Berkeley Financial Group, LLC; Senior Vice President (since 2006, including prior positions) and Chief Legal Officer and Secretary (since 2014), John Hancock retail funds,[3] John Hancock Funds II and John Hancock Variable Insurance Trust; Senior Vice President, Secretary and Chief Legal Officer, John Hancock Collateral Trust and John Hancock Exchange-Traded Fund Trust (since 2014); Vice President, John Hancock Life & Health Insurance Company (since 2009); Vice President, John Hancock Life Insurance Company (USA) and John Hancock Life Insurance Company of New York (since 2010); and Senior Vice President, Secretary and Chief Legal Counsel (2007-2014, including prior positions) of John Hancock Advisers, LLC and John Hancock Investment Management Services, LLC.

Francis V. Knox, Jr., Born: 1947	2005
Chief Compliance Officer
Vice President, John Hancock Financial Services (since 2005); Chief Compliance Officer, John Hancock retail funds,[3] John Hancock Variable Insurance Trust, John Hancock Funds II, John Hancock Advisers, LLC, and John Hancock Investment Management Services, LLC (since 2005); Chief Compliance Officer, John Hancock Collateral Trust and John Hancock Exchange-Traded Fund Trust (since 2014).

Charles A. Rizzo, Born: 1957	2007
Chief Financial Officer
Vice President, John Hancock Financial Services (since 2008); Senior Vice President, John Hancock Advisers, LLC and John Hancock Investment Management Services, LLC (since 2008); Chief Financial Officer, John Hancock retail funds,[3] John Hancock Variable Insurance Trust and John Hancock Funds II (since 2007); Chief Financial Officer, John Hancock Collateral Trust and John Hancock Exchange-Traded Fund Trust (since 2014).

Salvatore Schiavone, Born: 1965	2009
Treasurer
Assistant Vice President, John Hancock Financial Services (since 2007); Vice President, John Hancock Advisers, LLC and John Hancock Investment Management Services, LLC (since 2007); Treasurer, John Hancock retail funds[3] (since 2007, including prior positions); Treasurer, John Hancock Variable Insurance Trust and John Hancock Funds II (2007-2009 and since 2010, including prior positions); Treasurer, John Hancock Collateral Trust and John Hancock Exchange-Traded Fund Trust (since 2014).

The business address for all Trustees and Officers is 601 Congress Street, Boston, Massachusetts 02210-2805.

The Statement of Additional Information of the fund includes additional information about members of the Board of Trustees of the Trust and is available without charge, upon request, by calling 800-225-5291.

1	Each Trustee holds office until his or her successor is elected and qualified, or until the Trustee's death, retirement, resignation, or removal. Mr. Boyle has served as Trustee at various times prior to the date listed in the table.
2	Member of the Audit Committee.
3	"John Hancock retail funds" comprises John Hancock Funds III and 40 other John Hancock funds consisting of 30 series of other John Hancock trusts and 10 closed-end funds.
4	The Trustee is a Non-Independent Trustee due to current or former positions with the Advisor and certain affiliates.
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More information

Trustees

Hassell H. McClellan, Chairperson
Steven R. Pruchansky, Vice Chairperson
Andrew G. Arnott†
Charles L. Bardelis*
James R. Boyle
Peter S. Burgess*
William H. Cunningham
Grace K. Fey
Marianne Harrison†#
Theron S. Hoffman*
Deborah C. Jackson
James M. Oates
Gregory A. Russo
Warren A. Thomson†

Officers

Andrew G. Arnott
President

John J. Danello
Senior Vice President, Secretary,
and Chief Legal Officer

Francis V. Knox, Jr.
Chief Compliance Officer

Charles A. Rizzo
Chief Financial Officer

Salvatore Schiavone
Treasurer

Investment advisor

John Hancock Advisers, LLC

Subadvisor

Western Asset Management Company

Principal distributor

John Hancock Funds, LLC

Custodian

State Street Bank and Trust Company

Transfer agent

John Hancock Signature Services, Inc.

Legal counsel

K&L Gates LLP

Independent registered public accounting firm

PricewaterhouseCoopers LLC

*Member of the Audit Committee
†Non-Independent Trustee
#Effective 6-19-18

The fund's proxy voting policies and procedures, as well as the fund proxy voting record for the most recent twelve-month period ended June 30, are available free of charge on the Securities and Exchange Commission (SEC) website at sec.gov or on our website.

The fund's complete list of portfolio holdings, for the first and third fiscal quarters, is filed with the SEC on Form N-Q. The fund's Form N-Q is available on our website and the SEC's website, sec.gov, and can be reviewed and copied (for a fee) at the SEC's Public Reference Room in Washington, DC. Call 800-SEC-0330 to receive information on the operation of the SEC's Public Reference Room.

We make this information on your fund, as well as monthly portfolio holdings, and other fund details available on our website at jhinvestments.com or by calling 800-225-5291.

You can also contact us:
800-225-5291 jhinvestments.com	Regular mail: John Hancock Signature Services, Inc. P.O. Box 55913 Boston, MA 02205-5913	Express mail: John Hancock Signature Services, Inc. Suite 55913 30 Dan Road Canton, MA 02021

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John Hancock family of funds

DOMESTIC EQUITY FUNDS

Blue Chip Growth

Classic Value

Disciplined Value

Disciplined Value Mid Cap

Equity Income

Financial Industries

Fundamental All Cap Core

Fundamental Large Cap Core

Fundamental Large Cap Value

Natural Resources

New Opportunities

Regional Bank

Small Cap Core

Small Cap Growth

Small Cap Value

Strategic Growth

U.S. Global Leaders Growth

U.S. Growth

Value Equity

GLOBAL AND INTERNATIONAL EQUITY FUNDS

Disciplined Value International

Emerging Markets

Emerging Markets Equity

Fundamental Global Franchise

Global Equity

Global Shareholder Yield

Greater China Opportunities

International Growth

International Small Company

International Value Equity

INCOME FUNDS

Bond

California Tax-Free Income

Emerging Markets Debt

Floating Rate Income

Government Income

High Yield

High Yield Municipal Bond

Income

Investment Grade Bond

Money Market

Short Duration Credit Opportunities

Spectrum Income

Strategic Income Opportunities

Tax-Free Bond

ALTERNATIVE AND SPECIALTY FUNDS

Absolute Return Currency

Alternative Asset Allocation

Enduring Assets

Global Absolute Return Strategies

Global Conservative Absolute Return

Global Focused Strategies

Redwood

Seaport Long/Short

Technical Opportunities

A fund's investment objectives, risks, charges, and expenses should be considered carefully before investing. The prospectus contains this and other important information about the fund. To obtain a prospectus, contact your financial professional, call John Hancock Investments at 800-225-5291, or visit our website at jhinvestments.com. Please read the prospectus carefully before investing or sending money.

ASSET ALLOCATION

Balanced

Income Allocation

Multi-Index Lifetime Portfolios

Multi-Index Preservation Portfolios

Multimanager Lifestyle Portfolios

Multimanager Lifetime Portfolios

Retirement Income 2040

EXCHANGE-TRADED FUNDS

John Hancock Multifactor Consumer Discretionary ETF

John Hancock Multifactor Consumer Staples ETF

John Hancock Multifactor Developed International ETF

John Hancock Multifactor Energy ETF

John Hancock Multifactor Financials ETF

John Hancock Multifactor Healthcare ETF

John Hancock Multifactor Industrials ETF

John Hancock Multifactor Large Cap ETF

John Hancock Multifactor Materials ETF

John Hancock Multifactor Mid Cap ETF

John Hancock Multifactor Small Cap ETF

John Hancock Multifactor Technology ETF

John Hancock Multifactor Utilities ETF

ENVIRONMENTAL, SOCIAL, AND GOVERNANCE FUNDS

ESG All Cap Core

ESG Core Bond

ESG International Equity

ESG Large Cap Core

CLOSED-END FUNDS

Financial Opportunities

Hedged Equity & Income

Income Securities Trust

Investors Trust

Preferred Income

Preferred Income II

Preferred Income III

Premium Dividend

Tax-Advantaged Dividend Income

Tax-Advantaged Global Shareholder Yield

John Hancock Multifactor ETF shares are bought and sold at market price (not NAV), and are not individually redeemed from the fund. Brokerage commissions will reduce returns.

John Hancock ETFs are distributed by Foreside Fund Services, LLC, and are subadvised by Dimensional Fund Advisors LP.
Foreside is not affiliated with John Hancock Funds, LLC or Dimensional Fund Advisors LP.

Dimensional Fund Advisors LP receives compensation from John Hancock in connection with licensing rights to the
John Hancock Dimensional indexes. Dimensional Fund Advisors LP does not sponsor, endorse, or sell, and makes no representation as to the advisability of investing in, John Hancock Multifactor ETFs.

John Hancock Investments

A trusted brand

John Hancock Investments is a premier asset manager representing one of
America's most trusted brands, with a heritage of financial stewardship dating back to 1862. Helping our shareholders pursue their financial goals is at the core of everything we do. It's why we support the role of professional financial advice and operate with the highest standards of conduct and integrity.

A better way to invest

We serve investors globally through a unique multimanager approach:
We search the world to find proven portfolio teams with specialized expertise for every strategy we offer, then we apply robust investment oversight to ensure they continue to meet our uncompromising standards and serve the best interests of our shareholders.

Results for investors

Our unique approach to asset management enables us to provide a diverse set of investments backed by some of the world's best managers, along with strong risk-adjusted returns across asset classes.

John Hancock Funds, LLC ■ Member FINRA, SIPC 601 Congress Street ■ Boston, MA 02210-2805 800-225-5291 ■ jhinvestments.com
This report is for the information of the shareholders of John Hancock Floating Rate Income Fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by a prospectus.
MF601550	328A 8/18 10/18

John Hancock

Fundamental Global Franchise Fund

Annual report 8/31/18

A message to shareholders

Dear shareholder,

Financial markets around the world have experienced a meaningful rise in volatility this year, particularly when compared with the unusual calm of 2017. The robust economic growth in the United States has been periodically undermined by announcements of new rounds of tariffs and continued fears of a full-blown trade war with China. The short-term uncertainty notwithstanding, the good news is that asset prices are ultimately driven by fundamentals, and those continue to appear extremely supportive across most of the globe.

That said, not all asset classes have benefited from the strong economic foundation in the United States. International investors have faced headwinds—including the rise of a populist movement in Italy and an escalation in tensions between the United States and key trading partners—that may not abate in the near future. In the emerging markets, the strengthening of the U.S. dollar relative to many foreign currencies has added to these challenges.

Your best resource in unpredictable and volatile markets is your financial advisor, who can help position your portfolio so that it's sufficiently diversified to meet your long-term objectives and to withstand the inevitable turbulence along the way.

On behalf of everyone at John Hancock Investments, I'd like to take this opportunity to welcome new shareholders and to thank existing shareholders for the continued trust you've placed in us.

Sincerely,

Andrew G. Arnott
President and CEO,
John Hancock Investments
Head of Wealth and Asset Management,
United States and Europe

This commentary reflects the CEO's views, which are subject to change at any time. Investing involves risks, including the potential loss of principal. Diversification does not guarantee investment returns and does not eliminate risk of loss. For more up-to-date information, please visit our website at jhinvestments.com.

John Hancock
Fundamental Global Franchise Fund

2	Your fund at a glance
4	Discussion of fund performance
8	A look at performance
10	Your expenses
12	Fund's investments
14	Financial statements
17	Financial highlights
21	Notes to financial statements
28	Report of independent registered public accounting firm
29	Tax information
30	Continuation of investment advisory and subadvisory agreements
36	Trustees and Officers
40	More information

ANNUAL REPORT   |   JOHN HANCOCK FUNDAMENTAL GLOBAL FRANCHISE FUND       1

Your fund at a glance

INVESTMENT OBJECTIVE

The fund seeks to provide capital appreciation.

AVERAGE ANNUAL TOTAL RETURNS AS OF 8/31/18 (%)

The MSCI World Index (gross of foreign withholding tax on dividends) is a free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of developed markets.

It is not possible to invest directly in an index. Index figures do not reflect expenses or sales charges, which would result in lower returns.

Figures from Morningstar, Inc. include reinvested distributions and do not take into account sales charges. Actual load-adjusted performance is lower. Since-inception returns for the Morningstar fund category average are not available.

The past performance shown here reflects reinvested distributions and the beneficial effect of any expense reductions, and does not guarantee future results. Performance of the other share classes will vary based on the difference in the fees and expenses of those classes. Shares will fluctuate in value and, when redeemed, may be worth more or less than their original cost. Current month-end performance may be lower or higher than the performance cited, and can be found at jhinvestments.com or by calling 800-225-5291. For further information on the fund's objectives, risks, and strategy, see the fund's prospectus.

ANNUAL REPORT   |   JOHN HANCOCK FUNDAMENTAL GLOBAL FRANCHISE FUND       2

PERFORMANCE HIGHLIGHTS OVER THE LAST TWELVE MONTHS

Economic expansion in many markets aided stock returns

Stocks gained as improved global economic growth bolstered corporate earnings growth.

Information technology led the rally

Within the fund's benchmark, the MSCI World Index, the information technology sector posted the strongest gain by far, helped by secular tailwinds.

Positioning in consumer staples and tech detracted from relative performance

A large overweight in consumer staples, security selection in information technology and industrials, and a sizable cash position detracted from the fund's performance relative to the benchmark.

SECTOR COMPOSITION AS OF 8/31/18 (%)

A note about risks

Growth stocks may be subject to greater price fluctuations because their prices tend to place greater emphasis on earnings expectations. Foreign investing, especially in emerging markets, has additional risks, such as currency and market volatility and political and social instability. The value of a company's equity securities is subject to changes in the company's financial condition and overall market and economic conditions. Derivatives transactions, including hedging and other strategic transactions, may increase a fund's volatility and could produce disproportionate losses, potentially more than the fund's principal investment. A fund concentrated in one sector or that holds a limited number of securities may fluctuate more than a fund that invests in a wider variety of sectors. Please see the fund's prospectus for additional risks.

ANNUAL REPORT   |   JOHN HANCOCK FUNDAMENTAL GLOBAL FRANCHISE FUND       3

Discussion of fund performance

An interview with Portfolio Manager Jonathan White, CFA, John Hancock Asset Management a division of Manulife Asset Management (US) LLC

Jonathan White, CFA
Portfolio Manager
John Hancock Asset Management

What was the market backdrop like during the 12 months ended August 31, 2018?

It was largely favorable, as economic expansion in many markets worldwide aided corporate earnings growth, in turn bolstering stock prices. In addition, interest rates in the United States crept higher, but stayed relatively low as did rates in most other countries. An added tailwind came from rising energy prices.

Within the MSCI World Index, the United States was a notable outperformer, as lower U.S. corporate tax rates fueled added gains. Results in European markets were mixed, given challenges related to the United Kingdom's exit from the European Union, Italy's political problems, and the stability of the euro. Currency depreciation and economic weakness hindered emerging-market returns, notably those in Turkey, Brazil, and Greece.

In terms of sectors, information technology stocks benefited from secular tailwinds, including the growth of cloud computing and more people using mobile devices. The consumer discretionary sector gained from improved economic growth, while energy stocks rose with higher oil prices. More defensive sectors, notably telecommunication services, utilities, and consumer staples, were sizable laggards.

Given this environment, how did the fund perform?

The fund underperformed its benchmark, the MSCI World Index. Both security selection and sector allocations detracted from relative performance, with the biggest hindrances being a sizable overweight in the consumer staples sector, stock picks in information technology and industrials, and an above-average cash position. As always, our stock selection and positioning was a function of our bottom-up focus on high-quality, predictable businesses operating in structurally attractive industries. More specifically, we continued to look for companies with strong balance sheets, global franchises, and wide competitive moats that were selling at a discount to what we thought they were worth. The fund held about 30 stocks at period end.

ANNUAL REPORT   |   JOHN HANCOCK FUNDAMENTAL GLOBAL FRANCHISE FUND       4

"Both security selection and sector allocations detracted from relative performance..."

What caused the underperformance in consumer staples and information technology?

We had a big overweight—roughly one-third of assets at period end in the more-defensive consumer staples sector—because that's where we found some of the best opportunities that fit our investment criteria. Given that we're in the midst of a prolonged market rally, we also thought staples could help us balance offense (capital appreciation) with defense (capital preservation and cash) within the portfolio. In information technology, we lost ground from being underexposed to some of the top-performing index components.

Which stocks detracted most from relative performance?

Our biggest disappointments were a pair of consumer staples stocks: Belgium-based Anheuser-Busch InBev SA, which isn't in the benchmark, and Netherlands-based Heineken Holding NV. These are two of the largest beer companies in the world, with market-leading brands; however, both brewers had significant exposure to emerging markets, which hurt revenues as local currencies depreciated against the U.S. dollar. Worries about Anheuser-Busch's above-average level of debt further hindered its return. We think investors overreacted given that currency issues tend to be cyclical and can be offset by subsequent price hikes. In addition, the maturities on Anheuser-Busch's debt are staggered, making it manageable. Lastly, the beer industry, which is consolidated and tends to have predictable pricing, generates some of the best revenue and earnings growth in the staples sector. Anheuser-Busch and Heineken were among our largest holdings at period end.

In technology, shares of online auctioneer eBay, Inc., another top holding, retreated following news its revenue growth had slowed slightly in the second quarter. Expectations also had gotten a bit

TOP 10 HOLDINGS AS OF 8/31/18 (%)

Heineken Holding NV	7.1
eBay, Inc.	7.0
Anheuser-Busch InBev SA	6.7
Danone SA	5.0
Amazon.com, Inc.	4.7
Allergan PLC	4.7
Reckitt Benckiser Group PLC	4.2
Cie Financiere Richemont SA	3.8
Nestle SA	3.5
Ferrari NV	3.5
TOTAL	50.2
As a percentage of net assets.
Cash and cash equivalents are not included.

ANNUAL REPORT   |   JOHN HANCOCK FUNDAMENTAL GLOBAL FRANCHISE FUND       5

"... we remain focused on companies that we think can help us preserve capital in market downturns but also offer long-term appreciation potential."
ahead of themselves earlier in the year, leading some investors to take profits. We held on to our stake, believing eBay's turnaround still has room to go.

In the consumer discretionary sector, our nonindex investment in Tempur Sealy International, Inc. disappointed. Tempur Sealy is a globally recognized premium mattress brand with a dominant industry position. In 2017, in an effort to focus on profits over revenues, the company cut ties with its biggest retail partner, Mattress Firm, a decision that should help Tempur Sealy long term, but near term has been a headwind. The stock, however, benefited from news this summer that Mattress Firm is exploring a bankruptcy, or bankruptcy-like restructuring, that could result in a better competitive landscape for Tempur Sealy or new ownership that might want to initiate a new contract with the bedding company.

What sectors and stocks aided results?

Stock picks and a sizable overweight in the consumer discretionary sector helped, as did a large underweight and security selection in the weak-performing financials sector. In terms of individual stocks, a large overweight in Amazon.com, Inc. had the biggest impact. Gains from the company's e-commerce business and the profitability of its cloud computing operation led to much better-than-expected quarterly results that drove the stock sharply higher. Another standout here was fashion clothing and home brands company Ralph Lauren Corp. Its stock took off when the company, which has been undergoing a major restructuring, finally reported quarterly earnings that beat expectations. Management attributed the improved results to a reduced reliance on discounted merchandise and the elimination of unproductive distribution.

COUNTRY COMPOSITION AS OF 8/31/18 (%)

United States	59.6
Switzerland	7.3
Netherlands	7.1
United Kingdom	7.1
France	6.8
Belgium	6.7
Italy	5.4
TOTAL	100.0
As a percentage of net assets.

ANNUAL REPORT   |   JOHN HANCOCK FUNDAMENTAL GLOBAL FRANCHISE FUND       6

Auto parts retailer AutoZone, Inc., also in the consumer discretionary sector, was another top contributor. Unlike many retailers, the company is largely protected from e-commerce competition because consumers and garages often need parts immediately. In addition, AutoZone benefited from its large inventory, many stores, and strong return on capital, meaning it does a good job turning capital into profits.

Lastly, an overweight in Walmart, Inc., within the consumer staples sector, aided performance. The largest retailer in the world, Walmart has a competitive advantage, given its power over suppliers, tremendous scale, marketing clout, and valuable real estate assets. The stock rallied this past year, benefiting from recent investments in the business that drew more foot and web traffic and from management's decision to exit noncore overseas markets.

How is the fund positioned at period end?

Given relatively high valuations and macroeconomic uncertainty, we remain focused on companies that we think can help us preserve capital in market downturns but also offer long-term appreciation potential. The fund ended the period with a significantly higher stake and sizable overweight in consumer discretionary sector and a continued large overweight in consumer staples sector. We took profits in certain technology stocks and redeployed some of the proceeds into healthcare.

MANAGED BY

Jonathan White, CFA On the fund since 2013 Investing since 1997
Emory W. (Sandy) Sanders, Jr., CFA On the fund since inception Investing since 1997

The views expressed in this report are exclusively those of Jonathan White, CFA, John Hancock Asset Management, and are subject to change. They are not meant as investment advice. Please note that the holdings discussed in this report may not have been held by the fund for the entire period. Portfolio composition is subject to review in accordance with the fund's investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk.
ANNUAL REPORT   |   JOHN HANCOCK FUNDAMENTAL GLOBAL FRANCHISE FUND       7

A look at performance

TOTAL RETURNS FOR THE PERIOD ENDED  AUGUST 31, 2018

Average annual total returns (%) with maximum sales charge				Cumulative total returns (%) with maximum sales charge
	1-year	5-year	Since inception[1]	5-year	Since inception[1]
Class A	1.46	10.23	11.68	62.71	97.77
Class I2	7.10	11.74	13.00	74.17	112.68
Class R6[2,3]	7.19	11.50	12.72	72.31	109.44
Class NAV[2]	7.21	11.86	13.12	75.12	114.07
Index †	13.71	10.84	12.93	67.33	111.90

Performance figures assume all distributions have been reinvested. Figures reflect maximum sales charges on Class A shares of 5%. Sales charges are not applicable to Class I, Class R6, and Class NAV shares.

The expense ratios of the fund, both net (including any fee waivers and/or expense limitations) and gross (excluding any fee waivers and/or expense limitations), are set forth according to the most recent publicly available prospectuses for the fund and may differ from those disclosed in the Financial highlights tables in this report. The expense ratios are as follows:

	Class A	Class I	Class R6	Class NAV
Gross/Net (%)	1.29	0.98	0.89	0.87

Please refer to the most recent prospectuses and annual or semiannual report for more information on expenses and any expense limitation arrangements for each class.

The returns reflect past results and should not be considered indicative of future performance. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility and other factors, the fund's current performance may be higher or lower than the performance shown. For current to the most recent month-end performance data, please call 800-225-5291 or visit the fund's website at jhinvestments.com.

The performance table above and the chart on the next page do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The fund's performance results reflect any applicable fee waivers or expense reductions, without which the expenses would increase and results would have been less favorable.

†	Index is the MSCI World Index.

See the following page for footnotes.

ANNUAL REPORT   |   JOHN HANCOCK FUNDAMENTAL GLOBAL FRANCHISE FUND       8

This chart and table show what happened to a hypothetical $10,000 investment in John Hancock Fundamental Global Franchise Fund for the share classes and periods indicated, assuming all distributions were reinvested. For comparison, we've shown the same investment in MSCI World Index.

	Start date	With maximum sales charge ($)	Without sales charge ($)	Index 1 ($)
Class I2	6-29-12	21,268	21,268	21,190
Class R6[2,3]	6-29-12	20,944	20,944	21,190
Class NAV[2]	6-29-12	21,407	21,407	21,190

The MSCI World Index (gross of foreign withholding tax on dividends) is a free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of developed markets.

It is not possible to invest directly in an index. Index figures do not reflect expenses or sales charges, which would result in lower returns.

Footnotes related to performance pages

1	From 6-29-12.
2	For certain types of investors, as described in the fund's prospectuses.
3	Class R6 shares were first offered on 2-13-17. Returns prior to this date are those of Class A shares that have not been adjusted for class-specific expenses; otherwise, returns would vary.
ANNUAL REPORT   |   JOHN HANCOCK FUNDAMENTAL GLOBAL FRANCHISE FUND       9

Your expenses
These examples are intended to help you understand your ongoing operating expenses of investing in the fund so you can compare these costs with the ongoing costs of investing in other mutual funds.
Understanding fund expenses
As a shareholder of the fund, you incur two types of costs:
■Transaction costs, which include sales charges (loads) on purchases or redemptions (varies by share class), minimum account fee charge, etc.
■Ongoing operating expenses, including management fees, distribution and service fees (if applicable), and other fund expenses.
We are presenting only your ongoing operating expenses here.
Actual expenses/actual returns
The first line of each share class in the table on the following page is intended to provide information about the fund’s actual ongoing operating expenses, and is based on the fund’s actual return. It assumes an account value of $1,000.00 on March 1, 2018, with the same investment held until August 31, 2018.
Together with the value of your account, you may use this information to estimate the operating expenses that you paid over the period. Simply divide your account value at August 31, 2018, by $1,000.00, then multiply it by the “expenses paid” for your share class from the table. For example, for an account value of $8,600.00, the operating expenses should be calculated as follows:
Hypothetical example for comparison purposes
The second line of each share class in the table on the following page allows you to compare the fund’s ongoing operating expenses with those of any other fund. It provides an example of the fund’s hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed 5% annualized return before expenses (which is not the fund’s actual return). It assumes an account value of $1,000.00 on March 1, 2018, with the same investment held until August 31, 2018. Look in any other fund shareholder report to find its hypothetical example and you will be able to compare these expenses. Please remember that these hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.
Remember, these examples do not include any transaction costs, therefore, these examples will not help you to determine the relative total costs of owning different funds. If transaction costs were included, your expenses would have been higher. See the prospectuses for details regarding transaction costs.
10	JOHN HANCOCK FUNDAMENTAL GLOBAL FRANCHISE FUND | ANNUAL REPORT

SHAREHOLDER EXPENSE EXAMPLE CHART

		Account value on 3-1-2018	Ending value on 8-31-2018	Expenses paid during period ended 8-31-2018[1]	Annualized expense ratio
Class A	Actual expenses/actual returns	$1,000.00	$1,044.10	$6.59	1.28%
	Hypothetical example	1,000.00	1,018.80	6.51	1.28%
Class I	Actual expenses/actual returns	1,000.00	1,045.50	5.10	0.99%
	Hypothetical example	1,000.00	1,020.20	5.04	0.99%
Class R6	Actual expenses/actual returns	1,000.00	1,045.50	4.59	0.89%
	Hypothetical example	1,000.00	1,020.70	4.53	0.89%
Class NAV	Actual expenses/actual returns	1,000.00	1,046.30	4.49	0.87%
	Hypothetical example	1,000.00	1,020.80	4.43	0.87%

[1]	Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).
ANNUAL REPORT | JOHN HANCOCK FUNDAMENTAL GLOBAL FRANCHISE FUND	11

Fund’s investments
AS OF 8-31-18
	Shares	Value
Common stocks 91.1%		$397,448,956
(Cost $313,253,688)
Belgium 6.7%		29,120,131
Anheuser-Busch InBev SA	312,303	29,120,131
France 6.8%		29,477,836
Danone SA	274,709	21,633,356
Sodexo SA	75,216	7,844,480
Italy 5.4%		23,628,765
Ferrari NV	117,220	15,366,370
Salvatore Ferragamo SpA	347,167	8,262,395
Netherlands 7.1%		31,046,944
Heineken Holding NV	325,393	31,046,944
Switzerland 7.3%		31,889,323
Cie Financiere Richemont SA	185,845	16,410,306
Nestle SA	184,654	15,479,017
United Kingdom 7.1%		30,971,829
Diageo PLC	356,059	12,452,945
Reckitt Benckiser Group PLC	217,404	18,518,884
United States 50.7%		221,314,128
Allergan PLC	106,430	20,403,695
Alphabet, Inc., Class A (A)	3,821	4,706,708
Alphabet, Inc., Class C (A)	3,822	4,655,922
Amazon.com, Inc. (A)	10,201	20,531,655
American Express Company	86,886	9,208,178
American Tower Corp.	99,326	14,811,493
Apple, Inc.	34,394	7,829,105
AutoZone, Inc. (A)	15,467	11,861,333
Biogen, Inc. (A)	30,559	10,802,301
eBay, Inc. (A)	880,958	30,489,956
General Electric Company	751,708	9,727,102
Gilead Sciences, Inc.	99,292	7,519,383
Liberty Media Corp.-Liberty Formula One, Series A (A)	221,571	7,750,554
Liberty Media Corp.-Liberty Formula One, Series C (A)	313,685	11,593,798
Nielsen Holdings PLC	260,970	6,785,220
Ralph Lauren Corp.	61,140	8,120,003
Tempur Sealy International, Inc. (A)	274,897	15,226,545
Visa, Inc., Class A	31,533	4,631,882
Walmart, Inc.	152,924	14,659,295

12	JOHN HANCOCK FUNDAMENTAL GLOBAL FRANCHISE FUND | ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Yield* (%)	Maturity date	Par value^	Value
Short-term investments 8.6%				$37,614,968
(Cost $37,609,610)
U.S. Government Agency 8.0%				35,133,000
Federal Agricultural Mortgage Corp. Discount Note	1.830	09-04-18	7,062,000	7,062,000
Federal Home Loan Bank Discount Note	1.830	09-04-18	28,071,000	28,071,000

	Yield (%)	Shares	Value
Money market funds 0.6%			2,481,968

JPMorgan U.S. Treasury Plus Money Market Fund, Institutional Class	1.7986(B)	2,481,968	2,481,968
Total investments (Cost $350,863,298) 99.7%			$435,063,924
Other assets and liabilities, net 0.3%			1,355,948
Total net assets 100.0%			$436,419,872

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
^All par values are denominated in U.S. dollars unless otherwise indicated.
Security Abbreviations and Legend
(A)	Non-income producing security.
(B)	The rate shown is the annualized seven-day yield as of 8-31-18.
*	Yield represents either the annualized yield at the date of purchase, the stated coupon rate or, for floating rate securities, the rate at period end.
At 8-31-18, the aggregate cost of investments for federal income tax purposes was $352,499,684. Net unrealized appreciation aggregated to $82,564,240, of which $90,280,273 related to gross unrealized appreciation and $7,716,033 related to gross unrealized depreciation.
SEE NOTES TO FINANCIAL STATEMENTS	ANNUAL REPORT | JOHN HANCOCK FUNDAMENTAL GLOBAL FRANCHISE FUND	13

Financial statements
STATEMENT OF ASSETS AND LIABILITIES 8-31-18

Assets
Unaffiliated investments, at value (Cost $350,863,298)	$435,063,924
Cash	106,610
Foreign currency, at value (Cost $44,727)	45,244
Dividends and interest receivable	1,231,627
Receivable for fund shares sold	49,330
Other assets	45,592
Total assets	436,542,327
Liabilities
Payable to affiliates
Accounting and legal services fees	21,685
Transfer agent fees	783
Trustees' fees	278
Other liabilities and accrued expenses	99,709
Total liabilities	122,455
Net assets	$436,419,872
Net assets consist of
Paid-in capital	$305,341,340
Undistributed net investment income	2,282,841
Accumulated net realized gain (loss) on investments and foreign currency transactions	44,578,942
Net unrealized appreciation (depreciation) on investments and translation of assets and liabilities in foreign currencies	84,216,749
Net assets	$436,419,872

Net asset value per share
Based on net asset value and shares outstanding - the fund has an unlimited number of shares authorized with no par value
Class A ($2,940,405 ÷ 225,745 shares) [1]	$13.03
Class I ($4,741,850 ÷ 362,078 shares)	$13.10
Class R6 ($3,924,128 ÷ 299,395 shares)	$13.11
Class NAV ($424,813,489 ÷ 32,413,030 shares)	$13.11
Maximum offering price per share
Class A (net asset value per share ÷ 95%)[2]	$13.72

[1]	Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.
[2]	On single retail sales of less than $50,000. On sales of $50,000 or more and on group sales the offering price is reduced.
14	JOHN HANCOCK FUNDAMENTAL GLOBAL FRANCHISE FUND | ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

STATEMENT OF OPERATIONS For the year ended  8-31-18

Investment income
Dividends	$7,053,752
Interest	505,390
Less foreign taxes withheld	(448,017)
Total investment income	7,111,125
Expenses
Investment management fees	3,717,469
Distribution and service fees	5,322
Accounting and legal services fees	67,127
Transfer agent fees	7,173
Trustees' fees	8,348
Custodian fees	112,411
State registration fees	58,391
Printing and postage	26,316
Professional fees	84,696
Other	25,521
Total expenses	4,112,774
Less expense reductions	(39,365)
Net expenses	4,073,409
Net investment income	3,037,716
Realized and unrealized gain (loss)
Net realized gain (loss) on
Unaffiliated investments and foreign currency transactions	68,761,239
68,761,239
Change in net unrealized appreciation (depreciation) of
Unaffiliated investments and translation of assets and liabilities in foreign currencies	(38,277,412)
(38,277,412)
Net realized and unrealized gain (loss)	30,483,827
Increase in net assets from operations	$33,521,543

SEE NOTES TO FINANCIAL STATEMENTS	ANNUAL REPORT | JOHN HANCOCK FUNDAMENTAL GLOBAL FRANCHISE FUND	15

STATEMENTS OF CHANGES IN NET ASSETS

	Year ended 8-31-18	Year ended 8-31-17
Increase (decrease) in net assets
From operations
Net investment income	$3,037,716	$4,166,166
Net realized gain	68,761,239	50,373,841
Change in net unrealized appreciation (depreciation)	(38,277,412)	35,425,647
Increase in net assets resulting from operations	33,521,543	89,965,654
Distributions to shareholders
From net investment income
Class A	(6,458)	(384)
Class I	(38,067)	(12,724)
Class R6	(5,551)	—
Class NAV	(4,245,221)	(3,972,000)
From net realized gain
Class A	(167,898)	(12,628)
Class I	(641,602)	(203,971)
Class R6	(85,095)	—
Class NAV	(63,470,845)	(53,885,715)
Total distributions	(68,660,737)	(58,087,422)
From fund share transactions	(81,764,449)	68,292,625
Total increase (decrease)	(116,903,643)	100,170,857
Net assets
Beginning of year	553,323,515	453,152,658
End of year	$436,419,872	$553,323,515
Undistributed net investment income	$2,282,841	$3,637,267
16	JOHN HANCOCK FUNDAMENTAL GLOBAL FRANCHISE FUND | ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

Financial highlights
CLASS A SHARES Period ended	8-31-18	8-31-17	8-31-16	8-31-15	8-31-14
Per share operating performance
Net asset value, beginning of period	$14.21	$13.78	$12.71	$13.24	$12.11
Net investment income[1]	0.05	0.05	0.07	0.05	0.06
Net realized and unrealized gain (loss) on investments	0.84	1.68	2.35	0.14	1.74
Total from investment operations	0.89	1.73	2.42	0.19	1.80
Less distributions
From net investment income	(0.08)	(0.04)	(0.07)	(0.07)	(0.08)
From net realized gain	(1.99)	(1.26)	(1.28)	(0.65)	(0.59)
Total distributions	(2.07)	(1.30)	(1.35)	(0.72)	(0.67)
Net asset value, end of period	$13.03	$14.21	$13.78	$12.71	$13.24
Total return (%)[2,3]	6.80	14.58	19.84	1.51	15.05
Ratios and supplemental data
Net assets, end of period (in millions)	$3	$1	$— [4]	$— [4]	$— [4]
Ratios (as a percentage of average net assets):
Expenses before reductions	1.29	1.28	1.28	1.33	1.42
Expenses including reductions	1.28	1.27	1.28	1.32	1.42
Net investment income	0.41	0.34	0.50	0.38	0.50
Portfolio turnover (%)	40	54	38	28	13

[1]	Based on average daily shares outstanding.
[2]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[3]	Does not reflect the effect of sales charges, if any.
[4]	Less than $500,000.
SEE NOTES TO FINANCIAL STATEMENTS	ANNUAL REPORT | JOHN HANCOCK FUNDAMENTAL GLOBAL FRANCHISE FUND	17

CLASS I SHARES Period ended	8-31-18	8-31-17	8-31-16	8-31-15	8-31-14
Per share operating performance
Net asset value, beginning of period	$14.28	$13.84	$12.76	$13.29	$12.14
Net investment income[1]	0.07	0.10	0.13	0.11	0.13
Net realized and unrealized gain (loss) on investments	0.86	1.68	2.34	0.12	1.72
Total from investment operations	0.93	1.78	2.47	0.23	1.85
Less distributions
From net investment income	(0.12)	(0.08)	(0.11)	(0.11)	(0.11)
From net realized gain	(1.99)	(1.26)	(1.28)	(0.65)	(0.59)
Total distributions	(2.11)	(1.34)	(1.39)	(0.76)	(0.70)
Net asset value, end of period	$13.10	$14.28	$13.84	$12.76	$13.29
Total return (%)[2]	7.10	14.97	20.22	1.86	15.52
Ratios and supplemental data
Net assets, end of period (in millions)	$5	$4	$2	$1	$1
Ratios (as a percentage of average net assets):
Expenses before reductions	1.00	0.97	0.97	0.98	1.02
Expenses including reductions	0.99	0.96	0.97	0.98	1.02
Net investment income	0.56	0.74	0.96	0.83	1.01
Portfolio turnover (%)	40	54	38	28	13

[1]	Based on average daily shares outstanding.
[2]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
18	JOHN HANCOCK FUNDAMENTAL GLOBAL FRANCHISE FUND | ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

CLASS R6 SHARES Period ended	8-31-18	8-31-17 [1]
Per share operating performance
Net asset value, beginning of period	$14.29	$12.32
Net investment income[2]	0.13	0.09
Net realized and unrealized gain (loss) on investments	0.81	1.88
Total from investment operations	0.94	1.97
Less distributions
From net investment income	(0.13)	—
From net realized gain	(1.99)	—
Total distributions	(2.12)	—
Net asset value, end of period	$13.11	$14.29
Total return (%)[3]	7.19	15.99 [4]
Ratios and supplemental data
Net assets, end of period (in millions)	$4	$— [5]
Ratios (as a percentage of average net assets):
Expenses before reductions	0.89	0.88 [6]
Expenses including reductions	0.89	0.87 [6]
Net investment income	1.05	1.17 [6]
Portfolio turnover (%)	40	54 [7]

[1]	The inception date for Class R6 shares is 2-13-17.
[2]	Based on average daily shares outstanding.
[3]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[4]	Not annualized.
[5]	Less than $500,000.
[6]	Annualized.
[7]	Portfolio turnover is shown for the period from 9-1-16 to 8-31-17.
SEE NOTES TO FINANCIAL STATEMENTS	ANNUAL REPORT | JOHN HANCOCK FUNDAMENTAL GLOBAL FRANCHISE FUND	19

CLASS NAV SHARES Period ended	8-31-18	8-31-17	8-31-16	8-31-15	8-31-14
Per share operating performance
Net asset value, beginning of period	$14.29	$13.85	$12.77	$13.30	$12.15
Net investment income[1]	0.09	0.10	0.12	0.11	0.13
Net realized and unrealized gain (loss) on investments	0.85	1.69	2.37	0.14	1.74
Total from investment operations	0.94	1.79	2.49	0.25	1.87
Less distributions
From net investment income	(0.13)	(0.09)	(0.13)	(0.13)	(0.13)
From net realized gain	(1.99)	(1.26)	(1.28)	(0.65)	(0.59)
Total distributions	(2.12)	(1.35)	(1.41)	(0.78)	(0.72)
Net asset value, end of period	$13.11	$14.29	$13.85	$12.77	$13.30
Total return (%)[2]	7.21	15.09	20.34	1.99	15.62
Ratios and supplemental data
Net assets, end of period (in millions)	$425	$548	$451	$449	$454
Ratios (as a percentage of average net assets):
Expenses before reductions	0.88	0.86	0.86	0.87	0.90
Expenses including reductions	0.87	0.86	0.85	0.87	0.90
Net investment income	0.65	0.77	0.92	0.83	1.03
Portfolio turnover (%)	40	54	38	28	13

[1]	Based on average daily shares outstanding.
[2]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
20	JOHN HANCOCK FUNDAMENTAL GLOBAL FRANCHISE FUND | ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

Notes to financial statements

Note 1 — Organization

John Hancock Fundamental Global Franchise Fund (the fund) is a series of John Hancock Funds II (the Trust), an open-end management investment company organized as a Massachusetts business trust and registered under the Investment Company Act of 1940, as amended (the 1940 Act). The investment objective of the fund is to seek to provide capital appreciation.

The fund may offer multiple classes of shares. The shares currently offered by the fund are detailed in the Statement of assets and liabilities. Class A shares are offered to all investors. Class I shares are offered to institutions and certain investors. Class R6 shares are only available to certain retirement plans, institutions and other investors. Class NAV shares are offered to John Hancock affiliated funds of funds, retirement plans for employees of John Hancock and/or Manulife Financial Corporation, and certain 529 plans. Shareholders of each class have exclusive voting rights to matters that affect that class. The distribution and service fees, if any, and transfer agent fees for each class may differ.

Note 2 — Significant accounting policies

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (US GAAP), which require management to make certain estimates and assumptions as of the date of the financial statements. Actual results could differ from those estimates and those differences could be significant. The fund qualifies as an investment company under Topic 946 of Accounting Standards Codification of US GAAP.

Events or transactions occurring after the end of the fiscal period through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the fund:

Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 p.m., Eastern Time (ET). In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the net asset value (NAV) may be determined as of the regularly scheduled close of the NYSE pursuant to the fund's Valuation Policies and Procedures.

In order to value the securities, the fund uses the following valuation techniques: Equity securities held by the fund are typically valued at the last sale price or official closing price on the exchange or principal market where the security trades. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Investments by the funds in open-end management investment companies are valued at their respective NAVs each business day. Foreign securities and currencies are valued in U.S. dollars based on foreign currency exchange rates supplied by an independent pricing vendor.

In certain instances, the Pricing Committee may determine to value equity securities using prices obtained from another exchange or market if trading on the exchange or market on which prices are typically obtained did not open for trading as scheduled, or if trading closed earlier than scheduled, and trading occurred as normal on another exchange or market.

Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the fund's Pricing Committee following procedures established by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed. Trading in foreign securities may be completed before the scheduled daily close of trading on the NYSE. Significant events at the issuer or market level may affect the values of securities between the time when the valuation of the securities is generally determined and the close of the NYSE. If a significant event occurs, these securities may be fair valued, as determined in good faith by the fund's Pricing Committee, following procedures established by the Board of Trustees. The fund uses fair value adjustment factors provided by an independent pricing vendor to value certain foreign securities in order to adjust for events that may occur between the close of foreign exchanges or markets and the close of the NYSE.

The fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities. Level 2

ANNUAL REPORT   |   JOHN HANCOCK FUNDAMENTAL GLOBAL FRANCHISE FUND       21

includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the fund's own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.

The following is a summary of the values by input classification of the fund's investments as of August 31, 2018, by major security category or type:

	Total value at 8-31-18	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
Investments in securities:
Assets
Common stocks
Belgium	$29,120,131	—	$29,120,131	—
France	29,477,836	—	29,477,836	—
Italy	23,628,765	$15,366,370	8,262,395	—
Netherlands	31,046,944	—	31,046,944	—
Switzerland	31,889,323	—	31,889,323	—
United Kingdom	30,971,829	—	30,971,829	—
United States	221,314,128	221,314,128	—	—
Short-term investments	37,614,968	2,481,968	35,133,000	—
Total investments in securities	$435,063,924	$239,162,466	$195,901,458	—

Security transactions and related investment income. Investment security transactions are accounted for on a trade date plus one basis for daily NAV calculations. However, for financial reporting purposes, investment transactions are reported on trade date. Interest income is accrued as earned. Dividend income is recorded on the ex-date, except for dividends of foreign securities where the dividend may not be known until after the ex-date. In those cases, dividend income, net of withholding taxes, is recorded when the fund becomes aware of the dividends. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds from litigation.

Foreign investing. Assets, including investments and liabilities denominated in foreign currencies, are translated into U.S. dollar values each day at the prevailing exchange rate. Purchases and sales of securities, income and expenses are translated into U.S. dollars at the prevailing exchange rate on the date of the transaction. The effect of changes in foreign currency exchange rates on the value of securities is reflected as a component of the realized and unrealized gains (losses) on investments. Foreign investments are subject to a decline in the value of a foreign currency versus the U.S. dollar, which reduces the dollar value of securities denominated in that currency.

Funds that invest internationally generally carry more risk than funds that invest strictly in U.S. securities. These risks are heightened for investments in emerging markets. Risks can result from differences in economic and political conditions, regulations, market practices (including higher transaction costs), accounting standards and other factors.

Foreign taxes. The fund may be subject to withholding tax on income, capital gains or repatriation taxes imposed by certain countries, a portion of which may be recoverable. Foreign taxes are accrued based upon the fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests. Taxes are accrued based on gains realized by the fund as a result of certain foreign security sales. In certain circumstances, estimated taxes are accrued based on unrealized

ANNUAL REPORT   |   JOHN HANCOCK FUNDAMENTAL GLOBAL FRANCHISE FUND       22

appreciation of such securities. Investment income is recorded net of foreign withholding taxes, less any amounts reclaimable.

Line of credit. The fund may have the ability to borrow from banks for temporary or emergency purposes, including meeting redemption requests that otherwise might require the untimely sale of securities. Pursuant to the fund's custodian agreement, the custodian may loan money to the fund to make properly authorized payments. The fund is obligated to repay the custodian for any overdraft, including any related costs or expenses. The custodian may have a lien, security interest or security entitlement in any fund property that is not otherwise segregated or pledged, to the extent of any overdraft, and to the maximum extent permitted by law.

The fund and other affiliated funds have entered into a syndicated line of credit agreement with Citibank, N.A. as the administrative agent that enables them to participate in a $750 million unsecured committed line of credit. Excluding commitments designated for a certain fund and subject to the needs of all other affiliated funds, the fund can borrow up to an aggregate commitment amount of $500 million, subject to asset coverage and other limitations as specified in the agreement. A commitment fee payable at the end of each calendar quarter, based on the average daily unused portion of the line of credit, is charged to each participating fund based on a combination of fixed and asset based allocations and is reflected in Other expenses on the Statement of operations. For the year ended August 31, 2018, the fund had no borrowings under the line of credit. Commitment fees for the year ended August 31, 2018 were $2,927.

Expenses. Within the John Hancock group of funds complex, expenses that are directly attributable to an individual fund are allocated to such fund. Expenses that are not readily attributable to a specific fund are allocated among all funds in an equitable manner, taking into consideration, among other things, the nature and type of expense and the fund's relative net assets. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Class allocations. Income, common expenses and realized and unrealized gains (losses) are determined at the fund level and allocated daily to each class of shares based on the net assets of the class. Class-specific expenses, such as distribution and service fees, if any, and transfer agent fees, for all classes, are charged daily at the class level based on the net assets of each class and the specific expense rates applicable to each class.

Federal income taxes. The fund intends to continue to qualify as a regulated investment company by complying with the applicable provisions of the Internal Revenue Code and will not be subject to federal income tax on taxable income that is distributed to shareholders. Therefore, no federal income tax provision is required.

As of August 31, 2018, the fund had no uncertain tax positions that would require financial statement recognition, derecognition or disclosure. The fund's federal tax returns are subject to examination by the Internal Revenue Service for a period of three years.

Distribution of income and gains. Distributions to shareholders from net investment income and net realized gains, if any, are recorded on the ex-date. The fund typically declares and pays dividends and capital gain distributions, if any, at least annually.

The tax character of distributions for the years ended August 31, 2018 and 2017 was as follows:

	August 31, 2018	August 31, 2017
Ordinary income	$8,379,597	$3,985,108
Long-term capital gains	60,281,140	54,102,314

Distributions paid by the fund with respect to each class of shares are calculated in the same manner, at the same time and in the same amount, except for the effect of class level expenses that may be applied differently to each class. As of August 31, 2018, the components of distributable earnings on a tax basis consisted of $3,892,067 of undistributed ordinary income and $44,606,102 of long-term capital gains.

ANNUAL REPORT   |   JOHN HANCOCK FUNDAMENTAL GLOBAL FRANCHISE FUND       23

Such distributions and distributable earnings, on a tax basis, are determined in conformity with income tax regulations, which may differ from US GAAP. Distributions in excess of tax basis earnings and profits, if any, are reported in the fund's financial statements as a return of capital.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences, if any, will reverse in a subsequent period. Book-tax differences are primarily attributable to wash sale loss deferrals.

Note 3 — Guarantees and indemnifications

Under the Trust's organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust, including the fund. Additionally, in the normal course of business, the fund enters into contracts with service providers that contain general indemnification clauses. The fund's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the fund that have not yet occurred. The risk of material loss from such claims is considered remote.

Note 4 — Fees and transactions with affiliates

John Hancock Advisers, LLC (the Advisor) serves as investment advisor for the fund. John Hancock Funds, LLC (the Distributor), an affiliate of the Advisor, serves as principal underwriter of the fund. The Advisor and the Distributor are indirect, wholly owned subsidiaries of Manulife Financial Corporation (MFC).

Management fee. The fund has an investment management agreement with the Advisor under which the fund pays a monthly management fee to the Advisor equivalent on an annual basis to the sum of: (a) 0.800% of the first $1 billion of the fund's average net assets and (b) 0.780% of the fund's average net assets in excess of $1 billion. The Advisor has a subadvisory agreement with John Hancock Asset Management a division of Manulife Asset Management (US) LLC, an indirectly owned subsidiary of MFC and an affiliate of the Advisor. The fund is not responsible for payment of the subadvisory fees.

The Advisor has contractually agreed to waive a portion of its management fee and/or reimburse expenses for certain funds of the John Hancock group of funds complex, including the fund (the participating portfolios). This waiver is based upon aggregate net assets of all the participating portfolios. The amount of the reimbursement is calculated daily and allocated among all the participating portfolios in proportion to the daily net assets of each fund. During the year ended August 31, 2018, this waiver amounted to 0.01% of the fund's average net assets. This agreement expires on June 30, 2020, unless renewed by mutual agreement of the Fund and the Advisor based upon a determination that this is appropriate under the circumstances at that time.

For the year ended August 31, 2018, the expense reductions described above amounted to the following:

Class	Expense reductions	Class	Expense reductions
Class A	$152	Class NAV	$38,673
Class I	374	Total	$39,365
Class R6	166

Expenses waived or reimbursed in the current fiscal period are not subject to recapture in future fiscal periods.

The investment management fees, including the impact of the waivers and reimbursements as described above, incurred for the year ended August 31, 2018 were equivalent to a net annual effective rate of 0.79% of the fund's average daily net assets.

Accounting and legal services. Pursuant to a service agreement, the fund reimburses the Advisor for all expenses associated with providing the administrative, financial, legal, compliance, accounting and recordkeeping services to the fund, including the preparation of all tax returns, periodic reports to shareholders and regulatory reports, among other services. These expenses are allocated to each share class based on its relative net assets at the time the expense was

ANNUAL REPORT   |   JOHN HANCOCK FUNDAMENTAL GLOBAL FRANCHISE FUND       24

incurred. These accounting and legal services fees incurred for the year ended August 31, 2018 amounted to an annual rate of 0.01% of the fund's average daily net assets.

Distribution and service plans. The fund has a distribution agreement with the Distributor. The fund has adopted distribution and service plans with respect to Class A shares pursuant to Rule 12b-1 under the 1940 Act, to pay the Distributor for services provided as the distributor of shares of the fund. The fund may pay up to the following contractual rates of distribution and service fees under these arrangements, expressed as an annual percentage of average daily net assets for each class of the fund's shares.

Class	Rule 12b-1 fee
Class A	0.30%

Sales charges. Class A shares may be subject to up-front sales charges. For the year ended August 31, 2018, no sales charges were assessed.

Class A shares may be subject to contingent deferred sales charges (CDSCs). Certain Class A shares that are acquired through purchases of $1 million or more and are redeemed within one year of purchase are subject to a 1.00% sales charge. CDSCs are applied to the lesser of the current market value at the time of redemption or the original purchase cost of the shares being redeemed. Proceeds from CDSCs are used to compensate the Distributor for providing distribution-related services in connection with the sale of these shares. During the year ended August 31, 2018, there were no CDSCs received by the Distributor for Class A shares.

Transfer agent fees. The John Hancock group of funds has a complex-wide transfer agent agreement with John Hancock Signature Services, Inc. (Signature Services), an affiliate of the Advisor. The transfer agent fees paid to Signature Services are determined based on the cost to Signature Services (Signature Services Cost) of providing recordkeeping services. It also includes out-of-pocket expenses, including payments made to third-parties for recordkeeping services provided to their clients who invest in one or more John Hancock funds. In addition, Signature Services Cost may be reduced by certain fees that Signature Services receives in connection with retirement and small accounts. Signature Services Cost is calculated monthly and allocated, as applicable, to five categories of share classes: Retail Share and Institutional Share Classes of Non-Municipal Bond Funds, Class R6 Shares, Retirement Share Classes and Municipal Bond Share Classes. Within each of these categories, the applicable costs are allocated to the affected John Hancock affiliated funds and/or classes, based on the relative average daily net assets.

Class level expenses. Class level expenses for the year ended August 31, 2018 were:

Class	Distribution and service fees	Transfer agent fees
Class A	$5,322	$1,916
Class I	—	5,021
Class R6	—	236
Total	$5,322	$7,173

Trustee expenses. The fund compensates each Trustee who is not an employee of the Advisor or its affiliates. The costs of paying Trustee compensation and expenses are allocated to the fund based on its net assets relative to other funds within the John Hancock group of funds complex.

Interfund lending program. Pursuant to an Exemptive Order issued by the SEC, the fund, along with certain other funds advised by the Advisor or its affiliates, may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from, or lend money to, other participating affiliated funds. At August 31, 2018,

ANNUAL REPORT   |   JOHN HANCOCK FUNDAMENTAL GLOBAL FRANCHISE FUND       25

no interfund loans were outstanding. The fund's activity in this program during the period for which loans were outstanding was as follows:

Borrower or lender	Weighted average loan balance	Days outstanding	Weighted average interest rate	Interest income
Lender	$2,266,184	1	1.715%	$108

Note 5 — Fund share transactions

Transactions in fund shares for the years ended August 31, 2018 and 2017 were as follows:

		Year ended 8-31-18		Year ended 8-31-17
	Shares	Amount	Shares	Amount
Class A shares
Sold	213,389	$2,781,196	53,146	$725,614
Distributions reinvested	13,904	174,356	—	—
Repurchased	(64,275)	(848,036)	(419)	(5,671)
Net increase	163,018	$2,107,516	52,727	$719,943
Class I shares
Sold	105,210	$1,399,742	134,489	$1,706,630
Distributions reinvested	54,028	679,669	18,458	216,695
Repurchased	(87,850)	(1,120,218)	(23,785)	(280,902)
Net increase	71,388	$959,193	129,162	$1,642,423
Class R6 shares[1]
Sold	297,533	$3,804,207	4,074	$50,220
Distributions reinvested	6,522	82,049	—	—
Repurchased	(8,733)	(111,644)	(1)	(12)
Net increase	295,322	$3,774,612	4,073	$50,208
Class NAV shares
Sold	750,334	$9,758,111	11,145,558	$144,465,487
Distributions reinvested	5,382,835	67,716,066	4,928,255	57,857,715
Repurchased	(12,082,274)	(166,079,947)	(10,259,037)	(136,443,151)
Net increase (decrease)	(5,949,105)	$(88,605,770)	5,814,776	$65,880,051
Total net increase (decrease)	(5,419,377)	$(81,764,449)	6,000,738	$68,292,625

1 The inception date for Class R6 shares is 2-13-17.

Affiliates of the fund owned 100% of shares of Class NAV on August 31, 2018. Such concentration of shareholders' capital could have a material effect on the fund if such shareholders redeem from the fund.

Note 6 — Purchase and sale of securities

Purchases and sales of securities, other than short-term investments, amounted to $172,435,770 and $308,908,682, respectively, for the year ended August 31, 2018.

ANNUAL REPORT   |   JOHN HANCOCK FUNDAMENTAL GLOBAL FRANCHISE FUND       26

Note 7 — Investment by affiliated funds

Certain investors in the fund are affiliated funds that are managed by the Advisor and its affiliates. The affiliated funds do not invest in the fund for the purpose of exercising management or control; however, this investment may represent a significant portion of the fund's net assets. At August 31, 2018, funds within the John Hancock group of funds complex held 97.4% of the fund's net assets. The following funds had an affiliate ownership of 5% or more of the fund's net assets:

Fund	Affiliated concentration
John Hancock Funds II Multimanager Lifestyle Balanced Portfolio	30.6%
John Hancock Funds II Multimanager Lifestyle Growth Portfolio	26.8%
John Hancock Funds II Multimanager Lifestyle Moderate Portfolio	9.8%
John Hancock Funds II Multimanager Lifestyle Aggressive Portfolio	7.6%

ANNUAL REPORT   |   JOHN HANCOCK FUNDAMENTAL GLOBAL FRANCHISE FUND       27

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Trustees of John Hancock Funds II and Shareholders of John Hancock Fundamental Global Franchise Fund

Opinion on the Financial Statements

We have audited the accompanying statement of assets and liabilities, including the fund's investments, of John Hancock Fundamental Global Franchise Fund (one of the funds constituting John Hancock Funds II, referred to hereafter as the "Fund") as of August 31, 2018, the related statement of operations for the year ended August 31, 2018, the statements of changes in net assets for each of the two years in the period ended August 31, 2018, including the related notes, and the financial highlights for each of the periods indicated therein (collectively referred to as the "financial statements"). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of August 31, 2018, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended August 31, 2018 and the financial highlights for each of the periods indicated therein in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements are the responsibility of the Fund's management. Our responsibility is to express an opinion on the Fund's financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) ("PCAOB") and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of August 31, 2018 by correspondence with the custodian. We believe that our audits provide a reasonable basis for our opinion.

/s/ PricewaterhouseCoopers LLP

Boston, Massachusetts

October 24, 2018

We have served as the auditor of one or more investment companies in the John Hancock group of funds since 1988.

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TAX INFORMATION

Unaudited

For federal income tax purposes, the following information is furnished with respect to the distributions of the fund, if any, paid during its taxable year ended August 31, 2018.

The fund reports the maximum amount allowable of its net taxable income as eligible for the corporate dividends-received deduction.

The fund reports the maximum amount allowable of its net taxable income as qualified dividend income as provided in the Jobs and Growth Tax Relief Reconciliation Act of 2003.

The fund paid $60,281,140 in long term capital gain dividends.

Eligible shareholders will be mailed a 2018 Form 1099-DIV in early 2019. This will reflect the tax character of all distributions paid in calendar year 2018.

Please consult a tax advisor regarding the tax consequences of your investment in the fund.

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CONTINUATION OF INVESTMENT ADVISORY AND SUBADVISORY AGREEMENTS

Evaluation of Advisory and Subadvisory Agreements by the Board of Trustees

This section describes the evaluation by the Board of Trustees (the Board) of John Hancock Funds II (the Trust) of the Advisory Agreement (the Advisory Agreement) with John Hancock Advisers, LLC (the Advisor) and the Subadvisory Agreement (the Subadvisory Agreement) with John Hancock Asset Management a division of Manulife Asset Management (US) LLC (the Subadvisor) for John Hancock Fundamental Global Franchise Fund (the fund). The Advisory Agreement and Subadvisory Agreement are collectively referred to as the Agreements. Prior to the June 18-21, 2018 in-person meeting at which the Agreements were approved, the Board also discussed and considered information regarding the proposed continuation of the Agreements at an in-person meeting held on 29-31, 2018.

Approval of Advisory and Subadvisory Agreements

At in-person meetings held on June 18-21, 2018, the Board, including the Trustees who are not parties to any Agreement or considered to be interested persons of the Trust under the Investment Company Act of 1940, as amended (the 1940 Act) (the Independent Trustees), reapproved for an annual period the continuation of the Advisory Agreement between the Trust and the Advisor and the Subadvisory Agreement between the Advisor and the Subadvisor with respect to the fund.

In considering the Advisory Agreement and the Subadvisory Agreement, the Board received in advance of the meetings a variety of materials relating to the fund, the Advisor and the Subadvisor, including comparative performance, fee and expense information for a peer group of similar funds prepared by an independent third-party provider of mutual fund data, performance information for an applicable benchmark index; and, with respect to the Subadvisor, comparative performance information for comparably managed accounts, as applicable, and other information provided by the Advisor and the Subadvisor regarding the nature, extent and quality of services provided by the Advisor and the Subadvisor under their respective Agreements, as well as information regarding the Advisor's revenues and costs of providing services to the fund and any compensation paid to affiliates of the Advisor. At the meetings at which the renewal of the Advisory Agreement and Subadvisory Agreement are considered, particular focus is given to information concerning fund performance, comparability of fees and total expenses, and profitability. However, the Board notes that the evaluation process with respect to the Advisor and the Subadvisor is an ongoing one. In this regard, the Board also took into account discussions with management and information provided to the Board (including its various committees) at prior meetings with respect to the services provided by the Advisor and the Subadvisor to the fund, including quarterly performance reports prepared by management containing reviews of investment results and prior presentations from the Subadvisor with respect to the fund. The information received and considered by the Board in connection with the May and June meetings and throughout the year was both written and oral. The Board noted the affiliation of the Subadvisor with the Advisor, noting any potential conflicts of interest. The Board also considered the nature, quality, and extent of non-advisory services, if any, to be provided to the fund by the Advisor's affiliates, including distribution services. The Board considered the Advisory Agreement and the Subadvisory Agreement separately in the course of its review. In doing so, the Board noted the respective roles of the Advisor and Subadvisor in providing services to the fund.

Throughout the process, the Board asked questions of and requested additional information from management. The Board is assisted by counsel for the Trust and the Independent Trustees are also separately assisted by independent legal counsel throughout the process. The Independent Trustees also received a memorandum from their independent legal counsel discussing the legal standards for their consideration of the proposed continuation of the Agreements and discussed the proposed continuation of the Agreements in private sessions with their independent legal counsel at which no representatives of management were present.

Approval of Advisory Agreement

In approving the Advisory Agreement with respect to the fund, the Board, including the Independent Trustees, considered a variety of factors, including those discussed below. The Board also considered other factors (including conditions and trends prevailing generally in the economy, the securities markets, and the industry) and did not treat any single factor as

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determinative, and each Trustee may have attributed different weights to different factors. The Board's conclusions may be based in part on its consideration of the advisory and subadvisory arrangements in prior years and on the Board's ongoing regular review of fund performance and operations throughout the year.

Nature, extent, and quality of services. Among the information received by the Board from the Advisor relating to the nature, extent, and quality of services provided to the fund, the Board reviewed information provided by the Advisor relating to its operations and personnel, descriptions of its organizational and management structure, and information regarding the Advisor's compliance and regulatory history, including its Form ADV. The Board also noted that on a regular basis it receives and reviews information from the Trust's Chief Compliance Officer (CCO) regarding the fund's compliance policies and procedures established pursuant to Rule 38a-1 under the 1940 Act. The Board observed that the scope of services provided by the Advisor, and of the undertakings required of the Advisor in connection with those services, including maintaining and monitoring its own and the fund's compliance programs, risk management programs, liquidity management programs and cybersecurity programs, had expanded over time as a result of regulatory, market and other developments. The Board considered that the Advisor is responsible for the management of the day-to-day operations of the fund, including, but not limited to, general supervision of and coordination of the services provided by the Subadvisor, and is also responsible for monitoring and reviewing the activities of the Subadvisor and third-party service providers. The Board also considered the significant risks assumed by the Advisor in connection with the services provided to the fund including entrepreneurial risk in sponsoring new funds and ongoing risks including investment, operational, enterprise, litigation, regulatory and compliance risks with respect to all funds.

In considering the nature, extent, and quality of the services provided by the Advisor, the Trustees also took into account their knowledge of the Advisor's management and the quality of the performance of the Advisor's duties, through Board meetings, discussions and reports during the preceding year and through each Trustee's experience as a Trustee of the Trust and of the other trusts in the John Hancock group of funds complex (the John Hancock Fund Complex).

In the course of their deliberations regarding the Advisory Agreement, the Board considered, among other things:

(a)	the skills and competency with which the Advisor has in the past managed the Trust's affairs and its subadvisory relationship, the Advisor's oversight and monitoring of the Subadvisor's investment performance and compliance programs, such as the Subadvisor's compliance with fund policies and objectives, review of brokerage matters, including with respect to trade allocation and best execution and the Advisor's timeliness in responding to performance issues;
(b)	the background, qualifications and skills of the Advisor's personnel;
(c)	the Advisor's compliance policies and procedures and its responsiveness to regulatory changes and fund industry developments;
(d)	the Advisor's administrative capabilities, including its ability to supervise the other service providers for the fund, as well as the Advisor's oversight of any securities lending activity, its monitoring of class action litigation and collection of class action settlements on behalf of the fund, and bringing loss recovery actions on behalf of the fund;
(e)	the financial condition of the Advisor and whether it has the financial wherewithal to provide a high level and quality of services to the fund;
(f)	the Advisor's initiatives intended to improve various aspects of the Trust's operations and investor experience with the fund; and
(g)	the Advisor's reputation and experience in serving as an investment advisor to the Trust and the benefit to shareholders of investing in funds that are part of a family of funds offering a variety of investments.

The Board concluded that the Advisor may reasonably be expected to continue to provide a high quality of services under the Advisory Agreement with respect to the fund.

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Investment performance. In considering the fund's performance, the Board noted that it reviews at its regularly scheduled meetings information about the fund's performance results. In connection with the consideration of the Advisory Agreement, the Board:

(a)	reviewed information prepared by management regarding the fund's performance;
(b)	considered the comparative performance of an applicable benchmark index;
(c)	considered the performance of comparable funds, if any, as included in the report prepared by an independent third-party provider of fund data; and
(d)	took into account the Advisor's analysis of the fund's performance and its plans and recommendations regarding the Trust's subadvisory arrangements generally.

The Board noted that while it found the data provided by the independent third-party generally useful it recognized its limitations, including in particular that the data may vary depending on the end date selected and that the results of the performance comparisons may vary depending on the selection of the peer group. The Board noted that the fund outperformed its benchmark index for the one-, three- and five-year periods ended December 31, 2017. The Board also noted that the fund outperformed its peer group average for the three- and five-year periods and underperformed its peer group average for the one-year period ended December 31, 2017. The Board took into account management's discussion of the fund's performance, including favorable performance relative to its benchmark index for the one-, three- and five-year periods and to the peer group for the three- and five-year periods. The Board concluded that the fund's performance has generally been in line with or outperformed the historical performance of comparable funds and the fund's benchmark index.

Fees and expenses. The Board reviewed comparative information prepared by an independent third-party provider of mutual fund data, including, among other data, the fund's contractual and net management fees (and subadvisory fees, to the extent available) and total expenses as compared to similarly situated investment companies deemed to be comparable to the fund in light of the nature, extent and quality of the management and advisory and subadvisory services provided by the Advisor and the Subadvisor. The Board considered the fund's ranking within a smaller group of peer funds chosen by the independent third-party provider, as well as the fund's ranking within a broader group of funds. In comparing the fund's contractual and net management fees to those of comparable funds, the Board noted that such fees include both advisory and administrative costs. The Board noted that net management fees and total expenses are lower than the peer group median.

The Board took into account management's discussion with respect to overall management fee and the fees of the Subadvisor, including the amount of the advisory fee retained by the Advisor after payment of the subadvisory fee, in each case in light of the services rendered for those amounts and the risks undertaken by the Advisor. The Board also noted that the Advisor pays the subadvisory fee. In addition, the Board took into account that management had agreed to implement an overall fee waiver across the complex, including the fund, which is discussed further below. The Board also noted actions taken over the past several years to reduce the fund's operating expenses. The Board also noted that, in addition, the Advisor is currently waiving fees and/or reimbursing expenses with respect to the fund and that the fund has breakpoints in its contractual management fee schedule that reduces management fees as assets increase. The Board reviewed information provided by the Advisor concerning the investment advisory fee charged by the Advisor or one of its advisory affiliates to other clients (including other funds in the John Hancock Fund Complex) having similar investment mandates, if any. The Board considered any differences between the Advisor's and Subadvisor's services to the fund and the services they provide to other comparable clients or funds. The Board concluded that the advisory fee paid with respect to the fund is reasonable in light of the nature, extent and quality of the services provided to the fund under the Advisory Agreement.

Profitability/Fall out benefits. In considering the costs of the services to be provided and the profits to be realized by the Advisor and its affiliates (including the Subadvisor) from the Advisor's relationship with the Trust, the Board:

(a)	reviewed financial information of the Advisor;
(b)	reviewed and considered information presented by the Advisor regarding the net profitability to the Advisor and its affiliates with respect to the fund;
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(c)	received and reviewed profitability information with respect to the John Hancock Fund Complex as a whole and with respect to the fund;
(d)	received information with respect to the Advisor's allocation methodologies used in preparing the profitability data and considered that the Advisor hired an independent third-party consultant to provide an analysis of the Advisor's allocation methodologies;
(e)	considered that the John Hancock insurance companies that are affiliates of the Advisor, as shareholders of the Trust directly or through their separate accounts, receive certain tax credits or deductions relating to foreign taxes paid and dividends received by certain funds of the Trust and noted that these tax benefits, which are not available to participants in qualified retirement plans under applicable income tax law, are reflected in the profitability information reviewed by the Board;
(f)	considered that the Advisor also provides administrative services to the fund on a cost basis pursuant to an administrative services agreement;
(g)	noted that affiliates of the Advisor provide transfer agency services and distribution services to the fund, and that the fund's distributor also receives Rule 12b-1 payments to support distribution of the fund;
(h)	noted that the fund's Subadvisor is an affiliate of the Advisor;
(i)	noted that the Advisor also derives reputational and other indirect benefits from providing advisory services to the fund;
(j)	noted that the subadvisory fee for the fund is paid by the Advisor;
(k)	considered the Advisor's ongoing costs and expenditures necessary to improve services, meet new regulatory and compliance requirements, and adapt to other challenges impacting the fund industry; and
(l)	considered that the Advisor should be entitled to earn a reasonable level of profits in exchange for the level of services it provides to the fund and the risks that it assumes as Advisor including entrepreneurial, operational, reputational, litigation and regulatory risk.

Based upon its review, the Board concluded that the level of profitability, if any, of the Advisor and its affiliates from their relationship with the fund was reasonable and not excessive.

Economies of scale. In considering the extent to which economies of scale would be realized as the fund grows and whether fee levels reflect these economies of scale for the benefit of fund shareholders, the Board:

(a)	considered that the Advisor has contractually agreed to waive a portion of its management fee for certain funds of the John Hancock Fund Complex, including the fund (the participating portfolios) or otherwise reimburse the expenses of the participating portfolios (the reimbursement). This waiver is based upon aggregate net assets of all the participating portfolios. The amount of the reimbursement is calculated daily and allocated among all the participating portfolios in proportion to the daily net assets of each fund;
(b)	reviewed the fund's advisory fee structure and concluded that: (i) the fund's fee structure contains breakpoints at the subadvisory fee level and that such breakpoints are reflected as breakpoints in the advisory fees for the fund; and (ii) although economies of scale cannot be measured with precision, these arrangements permit shareholders of the fund to benefit from economies of scale if the fund grows. The Board also took into account management's discussion of the fund's advisory fee structure; and
(c)	the Board also considered the effect of the fund's growth in size on its performance and fees. The Board also noted that if the fund's assets increase over time, the fund may realize other economies of scale.

Approval of Subadvisory Agreement

In making its determination with respect to approval of the Subadvisory Agreement, the Board reviewed:

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(1)	information relating to the Subadvisor's business, including current subadvisory services to the Trust (and other funds in the John Hancock Fund Complex);
(2)	the historical and current performance of the fund and comparative performance information relating to an applicable benchmark index and comparable funds; and
(3)	the subadvisory fee for the fund, including any breakpoints, and to the extent available, comparable fee information prepared by an independent third party provider of fund data.

Nature, extent, and quality of services. With respect to the services provided by the Subadvisor, the Board received information provided to the Board by the Subadvisor, including the Subadvisor's Form ADV, as well as took into account information presented throughout the past year. The Board considered the Subadvisor's current level of staffing and its overall resources, as well as received information relating to the Subadvisor's compensation program. The Board reviewed the Subadvisor's history and investment experience, as well as information regarding the qualifications, background, and responsibilities of the Subadvisor's investment and compliance personnel who provide services to the fund. The Board also considered, among other things, the Subadvisor's compliance program and any disciplinary history. The Board also considered the Subadvisor's risk assessment and monitoring process. The Board reviewed the Subadvisor's regulatory history, including whether it was involved in any regulatory actions or investigations as well as material litigation, and any settlements and amelioratory actions undertaken, as appropriate. The Board noted that the Advisor conducts regular, periodic reviews of the Subadvisor and its operations, including regarding investment processes and organizational and staffing matters. The Board also noted that the Trust's CCO and his staff conduct regular, periodic compliance reviews with the Subadvisor and present reports to the Independent Trustees regarding the same, which includes evaluating the regulatory compliance systems of the Subadvisor and procedures reasonably designed to assure compliance with the federal securities laws. The Board also took into account the financial condition of the Subadvisor.

The Board considered the Subadvisor's investment process and philosophy. The Board took into account that the Subadvisor's responsibilities include the development and maintenance of an investment program for the fund that is consistent with the fund's investment objective, the selection of investment securities and the placement of orders for the purchase and sale of such securities, as well as the implementation of compliance controls related to performance of these services. The Board also received information with respect to the Subadvisor's brokerage policies and practices, including with respect to best execution and soft dollars.

Subadvisor compensation. In considering the cost of services to be provided by the Subadvisor and the profitability to the Subadvisor of its relationship with the fund, the Board noted that the fees under the Subadvisory Agreement are paid by the Advisor and not the fund. The Board also received information and took into account any other potential conflicts of interest the Advisor might have in connection with the Subadvisory Agreement.

In addition, the Board considered other potential indirect benefits that the Subadvisor and its affiliates may receive from the Subadvisor's relationship with the fund, such as the opportunity to provide advisory services to additional funds in the John Hancock Fund Complex and reputational benefits.

Subadvisory fees. The Board considered that the fund pays an advisory fee to the Advisor and that, in turn, the Advisor pays a subadvisory fee to the Subadvisor. As noted above, the Board also considered the fund's subadvisory fees as compared to similarly situated investment companies deemed to be comparable to the fund as included in the report prepared by the independent third party provider of fund data, to the extent available. The Board noted that the limited size of the Lipper peer group was not sufficient for comparative purposes. The Board also took into account the subadvisory fees paid by the Advisor to the Subadvisor with respect to the fund and compared them to fees charged by the Subadvisor to manage other subadvised portfolios and portfolios not subject to regulation under the 1940 Act, as applicable.

Subadvisor performance. As noted above, the Board considered the fund's performance as compared to the fund's peer group and the benchmark index and noted that the Board reviews information about the fund's performance results at its regularly scheduled meetings. The Board noted the Advisor's expertise and resources in monitoring the performance, investment style and risk-adjusted performance of the Subadvisor. The Board was mindful of the Advisor's focus on the

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Subadvisor's performance. The Board also noted the Subadvisor's long-term performance record for similar accounts, as applicable.

The Board's decision to approve the Subadvisory Agreement was based on a number of determinations, including the following:

(1)	the Subadvisor has extensive experience and demonstrated skills as a manager;
(2)	the performance of the fund has generally been in line with or outperformed the historical performance of comparable funds and the fund's benchmark index;
(3)	the subadvisory fee is reasonable in relation to the level and quality of services being provided under the Subadvisory Agreement; and
(4)	noted that the subadvisory fees are paid by the Advisor not the fund and that the subadvisory fee breakpoints are reflected as breakpoints in the advisory fees for the fund in order to permit shareholders to benefit from economies of scale if the fund grows.

* * *

Based on the Board's evaluation of all factors that the Board deemed to be material, including those factors described above, the Board, including the Independent Trustees, concluded that renewal of the Advisory Agreement and the Subadvisory Agreement would be in the best interest of the fund and its shareholders. Accordingly, the Board, and the Independent Trustees voting separately, approved the Advisory Agreement and Subadvisory Agreement for an additional one-year period.

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Trustees and Officers

This chart provides information about the Trustees and Officers who oversee your John Hancock fund. Officers elected by the Trustees manage the day-to-day operations of the fund and execute policies formulated by the Trustees.

Independent Trustees

Name, year of birth Position(s) held with Trust Principal occupation(s) and other directorships during past 5 years	Trustee of the Trust since[1]	Number of John Hancock funds overseen by Trustee
Hassell H. McClellan, Born: 1945	2005	216
Trustee and Chairperson of the Board
Director/Trustee, Virtus Funds (since 2008); Director, The Barnes Group (since 2010); Associate Professor, The Wallace E. Carroll School of Management, Boston College (retired 2013). Trustee (since 2014) and Chairperson of the Board (since 2017), John Hancock Collateral Trust; Trustee (since 2015) and Chairperson of the Board (since 2017), John Hancock Exchange-Traded Fund Trust; Trustee (since 2012) and Chairperson of the Board (since 2017), John Hancock retail funds[3]; Trustee (2005-2006 and since 2012) and Chairperson of the Board (since 2017), John Hancock Funds III; Trustee (since 2005) and Chairperson of the Board (since 2017), John Hancock Variable Insurance Trust and John Hancock Funds II.

Charles L. Bardelis,[2] Born: 1941	2005	216
Trustee
Director, Island Commuter Corp. (marine transport). Trustee, John Hancock Collateral Trust (since 2014), Trustee, John Hancock Exchange-Traded Fund Trust (since 2015); Trustee, John Hancock retail funds[3] (since 2012); Trustee, John Hancock Funds III (2005-2006 and since 2012); Trustee, John Hancock Variable Insurance Trust (since 1988); Trustee, John Hancock Funds II (since 2005).

James R. Boyle, Born: 1959	2015	216
Trustee
Chief Executive Officer, Foresters Financial (since 2018); Chairman and Chief Executive Officer, Zillion Group, Inc. (formerly HealthFleet, Inc.) (healthcare) (2014-2018); Executive Vice President and Chief Executive Officer, U.S. Life Insurance Division of Genworth Financial, Inc. (insurance) (January 2014-July 2014); Senior Executive Vice President, Manulife Financial Corporation, President and Chief Executive Officer, John Hancock (1999-2012); Chairman and Director, John Hancock Advisers, LLC, John Hancock Funds, LLC, and John Hancock Investment Management Services, LLC (2005-2010). Trustee, John Hancock Collateral Trust and John Hancock Exchange-Traded Fund Trust (since 2015); Trustee, John Hancock retail funds[3] (2005-2010; 2012-2014 and since 2015); Trustee, John Hancock Variable Insurance Trust and John Hancock Funds II (2005-2014 and since 2015).

Peter S. Burgess,[2] Born: 1942	2005	216
Trustee
Consultant (financial, accounting, and auditing matters) (since 1999); Certified Public Accountant; Partner, Arthur Andersen (independent public accounting firm) (prior to 1999); Director, Lincoln Educational Services Corporation (since 2004); Director, Symetra Financial Corporation (2010-2016); Director, PMA Capital Corporation (2004-2010). Trustee, John Hancock Collateral Trust (since 2014); Trustee, John Hancock Exchange-Traded Fund Trust (since 2015); Trustee, John Hancock retail funds[3] (since 2012); Trustee, John Hancock Funds III (2005-2006 and since 2012); Trustee, John Hancock Variable Insurance Trust and John Hancock Funds II (since 2005).

William H. Cunningham, Born: 1944	2012	216
Trustee
Professor, University of Texas, Austin, Texas (since 1971); former Chancellor, University of Texas System and former President of the University of Texas, Austin, Texas; Chairman (since 2009) and Director (since 2006), Lincoln National Corporation (insurance); Director, Southwest Airlines (since 2000); former Director, LIN Television (2009-2014). Trustee, John Hancock retail funds[3] (since 1986); Trustee, John Hancock Variable Insurance Trust (since 2012); Trustee, John Hancock Funds II (2005-2006 and since 2012); Trustee, John Hancock Collateral Trust (since 2014); Trustee, John Hancock Exchange-Traded Fund Trust (since 2015).

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Independent Trustees (continued)

Name, year of birth Position(s) held with Trust Principal occupation(s) and other directorships during past 5 years	Trustee of the Trust since[1]	Number of John Hancock funds overseen by Trustee
Grace K. Fey, Born: 1946	2008	216
Trustee
Chief Executive Officer, Grace Fey Advisors (since 2007); Director and Executive Vice President, Frontier Capital Management Company (1988-2007); Director, Fiduciary Trust (since 2009). Trustee, John Hancock Collateral Trust (since 2014); Trustee, John Hancock Exchange-Traded Fund Trust (since 2015); Trustee, John Hancock retail funds[3] (since 2012); Trustee, John Hancock Variable Insurance Trust and John Hancock Funds II (since 2008).

Theron S. Hoffman,[2] Born: 1947	2008	216
Trustee
Chief Executive Officer, T. Hoffman Associates, LLC (consulting firm) (since 2003); Director, The Todd Organization (consulting firm) (2003-2010); President, Westport Resources Management (investment management consulting firm) (2006-2008); Board Member, Senior Managing Director, Partner, and Operating Head, Putnam Investments (2000-2003); Executive Vice President, The Thomson Corp. (financial and legal information publishing) (1997-2000). Trustee, John Hancock Collateral Trust (since 2014); Trustee, John Hancock Exchange-Traded Fund Trust (since 2015); Trustee, John Hancock retail funds[3] (since 2012); Trustee, John Hancock Variable Insurance Trust and John Hancock Funds II (since 2008).

Deborah C. Jackson, Born: 1952	2012	216
Trustee
President, Cambridge College, Cambridge, Massachusetts (since 2011); Board of Directors, National Association of Corporate Directors/New England (since 2015); Board of Directors, Association of Independent Colleges and Universities of Massachusetts (since 2014); Chief Executive Officer, American Red Cross of Massachusetts Bay (2002-2011); Board of Directors of Eastern Bank Corporation (since 2001); Board of Directors of Eastern Bank Charitable Foundation (since 2001); Board of Directors of American Student Assistance Corporation (1996-2009); Board of Directors of Boston Stock Exchange (2002-2008); Board of Directors of Harvard Pilgrim Healthcare (health benefits company) (2007-2011). Trustee, John Hancock retail funds[3] (since 2008); Trustee, John Hancock Variable Insurance Trust and John Hancock Funds II (since 2012); Trustee, John Hancock Collateral Trust (since 2014); and Trustee, John Hancock Exchange-Traded Fund Trust (since 2015).

James M. Oates, Born: 1946	2005	216

Trustee
Managing Director, Wydown Group (financial consulting firm) (since 1994); Chairman and Director, Emerson Investment Management, Inc. (2000-2015); Independent Chairman, Hudson Castle Group, Inc. (formerly IBEX Capital Markets, Inc.) (financial services company) (1997-2011); Director, Stifel Financial (since 1996); Director, Investor Financial Services Corporation (1995-2007); Director, Connecticut River Bancorp (1998-2014); Director/Trustee, Virtus Funds (since 1988). Trustee (since 2014) and Chairperson of the Board (2014-2016), John Hancock Collateral Trust; Trustee (since 2015) and Chairperson of the Board (2015-2016), John Hancock Exchange-Traded Fund Trust; Trustee (since 2012) and Chairperson of the Board (2012-2016), John Hancock retail funds[3]; Trustee (2005-2006 and since 2012) and Chairperson of the Board (2012-2016), John Hancock Funds III; Trustee (since 2004) and Chairperson of the Board (2005-2016), John Hancock Variable Insurance Trust; Trustee (since 2005) and Chairperson of the Board, John Hancock Funds II (2005-2016).

Steven R. Pruchansky, Born: 1944	2012	216
Trustee and Vice Chairperson of the Board
Managing Director, Pru Realty (since 2017); Chairman and Chief Executive Officer, Greenscapes of Southwest Florida, Inc. (since 2000); Director and President, Greenscapes of Southwest Florida, Inc. (until 2000); Member, Board of Advisors, First American Bank (until 2010); Managing Director, Jon James, LLC (real estate) (since 2000); Partner, Right Funding, LLC (2014-2017); Director, First Signature Bank & Trust Company (until 1991); Director, Mast Realty Trust (until 1994); President, Maxwell Building Corp. (until 1991). Trustee (since 1992) and Chairperson of the Board (2011-2012), John Hancock retail funds[3]; Trustee and Vice Chairperson of the Board, John Hancock retail funds[3] John Hancock Variable Insurance Trust, and John Hancock Funds II (since 2012); Trustee and Vice Chairperson of the Board, John Hancock Collateral Trust (since 2014); Trustee and Vice Chairperson of the Board, John Hancock Exchange-Traded Fund Trust (since 2015).

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Independent Trustees (continued)

Name, year of birth Position(s) held with Trust Principal occupation(s) and other directorships during past 5 years	Trustee of the Trust since[1]	Number of John Hancock funds overseen by Trustee
Gregory A. Russo, Born: 1949	2012	216
Trustee
Director and Audit Committee Chairman (since 2012), and Member, Audit Committee and Finance Committee (since 2011), NCH Healthcare System, Inc. (holding company for multi-entity healthcare system); Director and Member (since 2012) and Finance Committee Chairman (since 2014), The Moorings, Inc. (nonprofit continuing care community); Vice Chairman, Risk & Regulatory Matters, KPMG LLP (KPMG) (2002-2006); Vice Chairman, Industrial Markets, KPMG (1998-2002); Chairman and Treasurer, Westchester County, New York, Chamber of Commerce (1986-1992); Director, Treasurer, and Chairman of Audit and Finance Committees, Putnam Hospital Center (1989-1995); Director and Chairman of Fundraising Campaign, United Way of Westchester and Putnam Counties, New York (1990-1995). Trustee, John Hancock retail funds[3] (since 2008); Trustee, John Hancock Variable Insurance Trust and John Hancock Funds II (since 2012); Trustee, John Hancock Collateral Trust (since 2014); Trustee, John Hancock Exchange-Traded Fund Trust (since 2015).

Non-Independent Trustees4

Name, year of birth Position(s) held with Trust Principal occupation(s) and other directorships during past 5 years	Trustee of the Trust since[1]	Number of John Hancock funds overseen by Trustee
Andrew G. Arnott, Born: 1971	2017	216
President and Non-Independent Trustee
Executive Vice President, John Hancock Financial Services (since 2009, including prior positions); Director and Executive Vice President, John Hancock Advisers, LLC (since 2005, including prior positions); Director and Executive Vice President, John Hancock Investment Management Services, LLC (since 2006, including prior positions); President, John Hancock Funds, LLC (since 2004, including prior positions); President, John Hancock retail funds,[3] John Hancock Variable Insurance Trust, and John Hancock Funds II (since 2007, including prior positions); President, John Hancock Collateral Trust and John Hancock Exchange-Traded Fund Trust (since 2014). Trustee, John Hancock Collateral Trust, John Hancock Exchange-Traded Fund Trust, John Hancock retail funds,[3] John Hancock Variable Insurance Trust, and John Hancock Funds II (since 2017).

Marianne Harrison, Born: 1963	2018	216
Non-Independent Trustee
President and CEO, John Hancock (since 2017); President and CEO, Manulife Canadian Division (2013-2017); Member, Board of Directors, American Council of Life Insurers (ACLI) (since 2018); Member, Board of Directors, Communitech, an industry-led innovation center that fosters technology companies in Canada (since 2017); Member, Board of Directors, Manulife Assurance Canada (since 2015); Board Member, St. Mary's General Hospital Foundation (since 2014); Member, Board of Directors, Manulife Bank of Canada (since 2013); Member, Standing Committee of the Canadian Life & Health Assurance Association (since 2013); Member, Board of Directors, John Hancock USA, John Hancock Life & Health, John Hancock New York (2012-2013). Trustee, John Hancock Collateral Trust, John Hancock Exchange-Traded Fund Trust, John Hancock retail funds[3], John Hancock Variable Insurance Trust, and John Hancock Funds II (since 2018).

Warren A. Thomson, Born: 1955	2012	216
Non-Independent Trustee
Senior Executive Vice President and Chief Investment Officer, Manulife Financial Corporation and The Manufacturers Life Insurance Company (since 2009); Chairman, Manulife Asset Management (since 2001, including prior positions); Director and Chairman, Manulife Asset Management Limited (since 2006); Director and Chairman, Hancock Natural Resources Group, Inc. (since 2013). Trustee, John Hancock retail funds,[3] John Hancock Variable Insurance Trust, and John Hancock Funds II (since 2012); Trustee, John Hancock Collateral Trust (since 2014); Trustee, John Hancock Exchange-Traded Fund Trust (since 2015).

ANNUAL REPORT   |   JOHN HANCOCK FUNDAMENTAL GLOBAL FRANCHISE FUND       38

Principal officers who are not Trustees

Name, year of birth Position(s) held with Trust Principal occupation(s) during past 5 years	Officer of the Trust since
John J. Danello, Born: 1955	2014
Senior Vice President, Secretary, and Chief Legal Officer
Vice President and Chief Counsel, John Hancock Wealth Management (since 2005); Senior Vice President (since 2007) and Chief Legal Counsel (2007-2010), John Hancock Funds, LLC and The Berkeley Financial Group, LLC; Senior Vice President (since 2006, including prior positions) and Chief Legal Officer and Secretary (since 2014), John Hancock retail funds,[3] John Hancock Funds II and John Hancock Variable Insurance Trust; Senior Vice President, Secretary and Chief Legal Officer, John Hancock Collateral Trust and John Hancock Exchange-Traded Fund Trust (since 2014); Vice President, John Hancock Life & Health Insurance Company (since 2009); Vice President, John Hancock Life Insurance Company (USA) and John Hancock Life Insurance Company of New York (since 2010); and Senior Vice President, Secretary and Chief Legal Counsel (2007-2014, including prior positions) of John Hancock Advisers, LLC and John Hancock Investment Management Services, LLC.

Francis V. Knox, Jr., Born: 1947	2005
Chief Compliance Officer
Vice President, John Hancock Financial Services (since 2005); Chief Compliance Officer, John Hancock retail funds,[3] John Hancock Variable Insurance Trust, John Hancock Funds II, John Hancock Advisers, LLC, and John Hancock Investment Management Services, LLC (since 2005); Chief Compliance Officer, John Hancock Collateral Trust and John Hancock Exchange-Traded Fund Trust (since 2014).

Charles A. Rizzo, Born: 1957	2007
Chief Financial Officer
Vice President, John Hancock Financial Services (since 2008); Senior Vice President, John Hancock Advisers, LLC and John Hancock Investment Management Services, LLC (since 2008); Chief Financial Officer, John Hancock retail funds,[3] John Hancock Variable Insurance Trust and John Hancock Funds II (since 2007); Chief Financial Officer, John Hancock Collateral Trust and John Hancock Exchange-Traded Fund Trust (since 2014).

Salvatore Schiavone, Born: 1965	2009
Treasurer
Assistant Vice President, John Hancock Financial Services (since 2007); Vice President, John Hancock Advisers, LLC and John Hancock Investment Management Services, LLC (since 2007); Treasurer, John Hancock retail funds[3] (since 2007, including prior positions); Treasurer, John Hancock Variable Insurance Trust and John Hancock Funds II (2007-2009 and since 2010, including prior positions); Treasurer, John Hancock Collateral Trust and John Hancock Exchange-Traded Fund Trust (since 2014).

The business address for all Trustees and Officers is 601 Congress Street, Boston, Massachusetts 02210-2805.

The Statement of Additional Information of the fund includes additional information about members of the Board of Trustees of the Trust and is available without charge, upon request, by calling 800-225-5291.

1	Each Trustee holds office until his or her successor is elected and qualified, or until the Trustee's death, retirement, resignation, or removal. Mr. Boyle has served as Trustee at various times prior to the date listed in the table.
2	Member of the Audit Committee.
3	"John Hancock retail funds" comprises John Hancock Funds III and 40 other John Hancock funds consisting of 30 series of other John Hancock trusts and 10 closed-end funds.
4	The Trustee is a Non-Independent Trustee due to current or former positions with the Advisor and certain affiliates.
ANNUAL REPORT   |   JOHN HANCOCK FUNDAMENTAL GLOBAL FRANCHISE FUND       39

More information

Trustees

Hassell H. McClellan, Chairperson
Steven R. Pruchansky, Vice Chairperson
Andrew G. Arnott†
Charles L. Bardelis*
James R. Boyle
Peter S. Burgess*
William H. Cunningham
Grace K. Fey
Marianne Harrison†#
Theron S. Hoffman*
Deborah C. Jackson
James M. Oates
Gregory A. Russo
Warren A. Thomson†

Officers

Andrew G. Arnott
President

John J. Danello
Senior Vice President, Secretary,
and Chief Legal Officer

Francis V. Knox, Jr.
Chief Compliance Officer

Charles A. Rizzo
Chief Financial Officer

Salvatore Schiavone
Treasurer

Investment advisor

John Hancock Advisers, LLC

Subadvisor

John Hancock Asset Management a division of Manulife Asset Management (US) LLC

Principal distributor

John Hancock Funds, LLC

Custodian

Citibank, N.A.

Transfer agent

John Hancock Signature Services, Inc.

Legal counsel

K&L Gates LLP

Independent registered public accounting firm

PricewaterhouseCoopers LLP

*Member of the Audit Committee
†Non-Independent Trustee
#Effective 6-19-18

The fund's proxy voting policies and procedures, as well as the fund proxy voting record for the most recent twelve-month period ended June 30, are available free of charge on the Securities and Exchange Commission (SEC) website at sec.gov or on our website.

The fund's complete list of portfolio holdings, for the first and third fiscal quarters, is filed with the SEC on Form N-Q. The fund's Form N-Q is available on our website and the SEC's website, sec.gov, and can be reviewed and copied (for a fee) at the SEC's Public Reference Room in Washington, DC. Call 800-SEC-0330 to receive information on the operation of the SEC's Public Reference Room.

We make this information on your fund, as well as monthly portfolio holdings, and other fund details available on our website at jhinvestments.com or by calling 800-225-5291.

You can also contact us:
800-225-5291 jhinvestments.com	Regular mail: John Hancock Signature Services, Inc. P.O. Box 55913 Boston, MA 02205-5913	Express mail: John Hancock Signature Services, Inc. Suite 55913 30 Dan Road Canton, MA 02021

ANNUAL REPORT   |   JOHN HANCOCK FUNDAMENTAL GLOBAL FRANCHISE FUND       40

John Hancock family of funds

DOMESTIC EQUITY FUNDS

Blue Chip Growth

Classic Value

Disciplined Value

Disciplined Value Mid Cap

Equity Income

Financial Industries

Fundamental All Cap Core

Fundamental Large Cap Core

Fundamental Large Cap Value

Natural Resources

New Opportunities

Regional Bank

Small Cap Core

Small Cap Growth

Small Cap Value

Strategic Growth

U.S. Global Leaders Growth

U.S. Growth

Value Equity

GLOBAL AND INTERNATIONAL EQUITY FUNDS

Disciplined Value International

Emerging Markets

Emerging Markets Equity

Fundamental Global Franchise

Global Equity

Global Shareholder Yield

Greater China Opportunities

International Growth

International Small Company

International Value Equity

INCOME FUNDS

Bond

California Tax-Free Income

Emerging Markets Debt

Floating Rate Income

Government Income

High Yield

High Yield Municipal Bond

Income

Investment Grade Bond

Money Market

Short Duration Credit Opportunities

Spectrum Income

Strategic Income Opportunities

Tax-Free Bond

ALTERNATIVE AND SPECIALTY FUNDS

Absolute Return Currency

Alternative Asset Allocation

Enduring Assets

Global Absolute Return Strategies

Global Conservative Absolute Return

Global Focused Strategies

Redwood

Seaport Long/Short

Technical Opportunities

A fund's investment objectives, risks, charges, and expenses should be considered carefully before investing. The prospectus contains this and other important information about the fund. To obtain a prospectus, contact your financial professional, call John Hancock Investments at 800-225-5291, or visit our website at jhinvestments.com. Please read the prospectus carefully before investing or sending money.

ASSET ALLOCATION

Balanced

Income Allocation

Multi-Index Lifetime Portfolios

Multi-Index Preservation Portfolios

Multimanager Lifestyle Portfolios

Multimanager Lifetime Portfolios

Retirement Income 2040

EXCHANGE-TRADED FUNDS

John Hancock Multifactor Consumer Discretionary ETF

John Hancock Multifactor Consumer Staples ETF

John Hancock Multifactor Developed International ETF

John Hancock Multifactor Energy ETF

John Hancock Multifactor Financials ETF

John Hancock Multifactor Healthcare ETF

John Hancock Multifactor Industrials ETF

John Hancock Multifactor Large Cap ETF

John Hancock Multifactor Materials ETF

John Hancock Multifactor Mid Cap ETF

John Hancock Multifactor Small Cap ETF

John Hancock Multifactor Technology ETF

John Hancock Multifactor Utilities ETF

ENVIRONMENTAL, SOCIAL, AND GOVERNANCE FUNDS

ESG All Cap Core

ESG Core Bond

ESG International Equity

ESG Large Cap Core

CLOSED-END FUNDS

Financial Opportunities

Hedged Equity & Income

Income Securities Trust

Investors Trust

Preferred Income

Preferred Income II

Preferred Income III

Premium Dividend

Tax-Advantaged Dividend Income

Tax-Advantaged Global Shareholder Yield

John Hancock Multifactor ETF shares are bought and sold at market price (not NAV), and are not individually redeemed from the fund. Brokerage commissions will reduce returns.

John Hancock ETFs are distributed by Foreside Fund Services, LLC, and are subadvised by Dimensional Fund Advisors LP.
Foreside is not affiliated with John Hancock Funds, LLC or Dimensional Fund Advisors LP.

Dimensional Fund Advisors LP receives compensation from John Hancock in connection with licensing rights to the
John Hancock Dimensional indexes. Dimensional Fund Advisors LP does not sponsor, endorse, or sell, and makes no representation as to the advisability of investing in, John Hancock Multifactor ETFs.

John Hancock Investments

A trusted brand

John Hancock Investments is a premier asset manager representing one of
America's most trusted brands, with a heritage of financial stewardship dating back to 1862. Helping our shareholders pursue their financial goals is at the core of everything we do. It's why we support the role of professional financial advice and operate with the highest standards of conduct and integrity.

A better way to invest

We serve investors globally through a unique multimanager approach:
We search the world to find proven portfolio teams with specialized expertise for every strategy we offer, then we apply robust investment oversight to ensure they continue to meet our uncompromising standards and serve the best interests of our shareholders.

Results for investors

Our unique approach to asset management enables us to provide a diverse set of investments backed by some of the world's best managers, along with strong risk-adjusted returns across asset classes.

John Hancock Funds, LLC ■ Member FINRA, SIPC 601 Congress Street ■ Boston, MA 02210-2805 800-225-5291 ■ jhinvestments.com
This report is for the information of the shareholders of John Hancock Fundamental Global Franchise Fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by a prospectus.
MF601552	398A 8/18 10/18

John Hancock

Global Equity Fund

Annual report 8/31/18

A message to shareholders

Dear shareholder,

Financial markets around the world have experienced a meaningful rise in volatility this year, particularly when compared with the unusual calm of 2017. The robust economic growth in the United States has been periodically undermined by announcements of new rounds of tariffs and continued fears of a full-blown trade war with China. The short-term uncertainty notwithstanding, the good news is that asset prices are ultimately driven by fundamentals, and those continue to appear extremely supportive across most of the globe.

That said, not all asset classes have benefited from the strong economic foundation in the United States. International investors have faced headwinds—including the rise of a populist movement in Italy and an escalation in tensions between the United States and key trading partners—that may not abate in the near future. In the emerging markets, the strengthening of the U.S. dollar relative to many foreign currencies has added to these challenges.

Your best resource in unpredictable and volatile markets is your financial advisor, who can help position your portfolio so that it's sufficiently diversified to meet your long-term objectives and to withstand the inevitable turbulence along the way.

On behalf of everyone at John Hancock Investments, I'd like to take this opportunity to welcome new shareholders and to thank existing shareholders for the continued trust you've placed in us.

Sincerely,

Andrew G. Arnott
President and CEO,
John Hancock Investments
Head of Wealth and Asset Management,
United States and Europe

This commentary reflects the CEO's views, which are subject to change at any time. Investing involves risks, including the potential loss of principal. Diversification does not guarantee investment returns and does not eliminate risk of loss. For more up-to-date information, please visit our website at jhinvestments.com.

John Hancock
Global Equity Fund

2	Your fund at a glance
4	Discussion of fund performance
8	A look at performance
10	Your expenses
12	Fund's investments
16	Financial statements
20	Financial highlights
27	Notes to financial statements
37	Report of independent registered public accounting firm
38	Tax information
39	Continuation of investment advisory and subadvisory agreements
45	Trustees and Officers
49	More information

ANNUAL REPORT   |   JOHN HANCOCK GLOBAL EQUITY FUND       1

Your fund at a glance

INVESTMENT OBJECTIVE

The fund seeks long-term capital appreciation.

AVERAGE ANNUAL TOTAL RETURNS AS OF 8/31/18 (%)

The MSCI World Index (gross of foreign withholding tax on dividends) is a free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of developed markets.

It is not possible to invest directly in an index. Index figures do not reflect expenses or sales charges, which would result in lower returns.

Figures from Morningstar, Inc. include reinvested distributions and do not take into account sales charges. Actual load-adjusted performance is lower. Since-inception returns for the Morningstar fund category average are not available.

The past performance shown here reflects reinvested distributions and the beneficial effect of any expense reductions, and does not guarantee future results. Performance of the other share classes will vary based on the difference in the fees and expenses of those classes. Shares will fluctuate in value and, when redeemed, may be worth more or less than their original cost. Current month-end performance may be lower or higher than the performance cited, and can be found at jhinvestments.com or by calling 800-225-5291. For further information on the fund's objectives, risks, and strategy, see the fund's prospectus.

ANNUAL REPORT   |   JOHN HANCOCK GLOBAL EQUITY FUND       2

PERFORMANCE HIGHLIGHTS OVER THE LAST TWELVE MONTHS

Global stocks advanced

Despite an increase in volatility resulting from escalating trade and geopolitical tensions, global equity markets posted solid gains, thanks to better economic conditions and strengthening corporate profits.

A growth-dominated market detracted from fund performance

The fund underperformed its benchmark, the MSCI World Index, as its high-quality, valuation-based strategy was not rewarded in a growth- and momentum-driven market environment.

Information technology and consumer discretionary picks detracted

Holdings in these two growth-oriented sectors were among the key detractors.

SECTOR COMPOSITION AS OF 8/31/18 (%)

A note about risks

Foreign investing, especially in emerging markets, has additional risks, such as currency and market volatility and political and social instability. Larger, more established companies may be slow to respond to challenges and may grow more slowly than smaller companies. The value of a company's equity securities is subject to changes in the company's financial condition and overall market and economic conditions. Fluctuations in exchange rates may adversely affect the U.S. dollar value of a fund's investments. A fund concentrated in one sector or that holds a limited number of securities may fluctuate more than a fund that invests in a wider variety of sectors. Please see the fund's prospectus for additional risks.

ANNUAL REPORT   |   JOHN HANCOCK GLOBAL EQUITY FUND       3

Discussion of fund performance

An interview with Portfolio Manager Paul G. Boyne, John Hancock Asset Management a division of Manulife Asset Management (US) LLC

Paul G. Boyne
Portfolio Manager
John Hancock Asset Management

Can you discuss global stock market performance during the 12 months ended August 31, 2018?

Global equity markets posted positive returns overall for the period. The bulk of the advance occurred during the first half of the reporting period as improving global economic growth, rising corporate profits, and low inflation provided a favorable backdrop for equity market performance. Gains were more limited over the last six months as market volatility increased in response to escalating trade tensions between the United States and several of its trading partners, geopolitical issues in Turkey and Iran, and slowing economic growth outside of the United States.

For the period, the fund's benchmark, the MSCI World Index, returned 13.71%. The U.S. equity market led the advance, benefiting from a steadily strengthening economy, robust corporate earnings growth, and federal tax reform legislation that lowered corporate tax rates. Elsewhere, Asia-Pacific stocks held up well despite the negative impact of trade concerns on the export-driven economies in the region, while European stocks lagged amid slowing economic growth on the Continent and a populist election outcome in Italy.

On a sector basis, information technology and energy stocks generated the best returns, while the telecommunication services and utilities sectors declined.

How did the fund perform in this environment?

The fund underperformed its benchmark. For most of the period, global equity market performance was driven by growth and momentum stocks. Our investment approach—with an emphasis on quality, intrinsic values, and downside protection—isn't well suited to a momentum-driven market environment. Consequently, the fund was unable to keep pace with the benchmark's return for the period.

What fund holdings detracted from performance compared with the index?

Holdings in the growth-oriented information technology and consumer discretionary sectors detracted the most from relative results. One of the most significant detractors in the information technology sector was Brazilian credit and debit card processor Cielo SA, which was a new addition to the portfolio. Increased competition and declining market share in the payment solutions industry contributed to lower revenues and weaker-than-expected earnings for the company.

ANNUAL REPORT   |   JOHN HANCOCK GLOBAL EQUITY FUND       4

"Holdings in the growth-oriented information technology and consumer discretionary sectors detracted the most from relative results."

In the consumer discretionary sector, tire manufacturer Compagnie Generale des Etablissements Michelin SCA and appliance maker Whirlpool Corp. detracted. Michelin, another new portfolio holding during the period, declined in the wake of tariff-induced pricing pressure for raw materials and concerns about U.S. sanctions on European cars. Whirlpool delivered a series of disappointing earnings reports and ended its long-standing business relationship with department store chain Sears.

Other noteworthy detractors included packaging company Amcor, Ltd. and asset manager Affiliated Managers Group, Inc. Like Michelin, Amcor faced rising prices for raw materials used in its packaging products, while Affiliated Managers reported lower-than-expected inflows into its investment products.

What holdings contributed positively to relative performance?

Fund holdings in the industrials and financials sectors contributed the most to performance versus the index. In the industrials sector, the leading contributor was global information services publisher Wolters Kluwer NV. The Dutch company reported strong revenue and earnings growth amid its continued expansion into digital products and online services.

Regional bank Huntington Bancshares, Inc. was the top contributor in the financials sector. Huntington reported solid growth in its lending portfolio and benefited from a broad rise in interest rates, which helped boost its net interest margins (the difference between the interest it pays to depositors and the interest it receives from borrowers). Regulatory reform in the banking industry was also positive for the stock.

TOP 10 HOLDINGS AS OF 8/31/18 (%)

Nestle SA	3.8
Apple, Inc.	3.6
Wells Fargo & Company	3.4
Microsoft Corp.	3.3
Johnson & Johnson	3.1
Amcor, Ltd.	2.9
United Technologies Corp.	2.7
Chubb, Ltd.	2.6
Verizon Communications, Inc.	2.5
Cie Generale des Etablissements Michelin SCA	2.5
TOTAL	30.4
As a percentage of net assets.
Cash and cash equivalents are not included.

ANNUAL REPORT   |   JOHN HANCOCK GLOBAL EQUITY FUND       5

"... we remain concerned about high corporate debt levels, peak profit margins, rising interest rates, and geopolitical uncertainty."

Other notable contributors within the portfolio included auto parts retailer Advance Auto Parts, Inc. and technology giant Microsoft Corp.

What changes did you make to the portfolio?

We eliminated 12 stocks from the portfolio and added 15 new holdings. Many of the stocks we sold were approaching our estimate of fair value. Examples include financial services companies HSBC Holdings PLC and PNC Financial Services Group, Inc., vehicle parts maker Bridgestone Corp., and automaker Honda Motor Company, Ltd. We also eliminated several stocks that were facing adverse changes or deteriorating fundamentals. For example, we sold tobacco producers Japan Tobacco, Inc. and British American Tobacco PLC over concerns about an ongoing review of tobacco products by the U.S. FDA.

In addition to Michelin and Cielo, some of the fund's new holdings included aircraft manufacturer Airbus SE, aerospace and defense company Safran SA, healthcare equipment maker Medtronic PLC, networking products maker Cisco Systems, Inc., e-commerce company eBay, Inc., personal care products company Unilever NV, building materials maker CRH PLC, insurer Direct Line Insurance PLC, and financial services provider KeyCorp.

How was the fund positioned at the end of the reporting period?

We've maintained the fund's overweight position in non-U.S. stocks compared with the benchmark because of their valuations compared with the U.S. market. In particular, European equity markets are trading at their largest discounts relative to the United States in more than a decade. Growth

TOP 10 COUNTRIES AS OF 8/31/18 (%)

United States	46.3
Switzerland	10.4
France	9.1
Netherlands	8.4
United Kingdom	4.4
Hong Kong	3.5
Ireland	3.3
Germany	3.1
Australia	2.9
Japan	2.0
TOTAL	93.4
As a percentage of net assets.
Cash and cash equivalents are not included.

ANNUAL REPORT   |   JOHN HANCOCK GLOBAL EQUITY FUND       6

stocks remained the best performers so far this year, but they've historically declined the most during market downturns, a trend we expect to continue given their current valuations.

Looking beyond valuations, we remain concerned about high corporate debt levels, peak profit margins, rising interest rates, and geopolitical uncertainty. As a result, we believe it makes sense to focus on companies that have enduring businesses: strong management teams with a track record of effective capital allocation, healthy balance sheets, and sustainable free cash flow. Nonetheless, we recognize that the benefits these companies provide in a market decline may not be valued in the short term. In addition, momentum-driven markets may prove challenging as we seek to provide protection for our valuation-focused portfolio against potential market downturns.

As global trade tensions intensify, global cyclical companies could be vulnerable as escalating clashes over trade weigh on growth, profit margins, and cash flows for these companies. Although the fund has some exposure to cyclical stocks, the overall positioning of the fund is more defensive, which should help in a potential escalation of trade disputes.

Can you tell us about an upcoming manager change?

Prior to year end, Douglas M. McGraw, CFA, will be leaving the management team.

MANAGED BY

Paul G. Boyne On the fund since 2013 Investing since 1993
Douglas M. McGraw, CFA On the fund since 2013 Investing since 1995
Stephen G. Hermsdorf On the fund since 2018 Investing since 1997

The views expressed in this report are exclusively those of Paul G. Boyne, John Hancock Asset Management, and are subject to change. They are not meant as investment advice. Please note that the holdings discussed in this report may not have been held by the fund for the entire period. Portfolio composition is subject to review in accordance with the fund's investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk.
ANNUAL REPORT   |   JOHN HANCOCK GLOBAL EQUITY FUND       7

A look at performance

TOTAL RETURNS FOR THE PERIOD ENDED  AUGUST 31, 2018

Average annual total returns (%) with maximum sales charge				Cumulative total returns (%) with maximum sales charge
	1-year	5-year	Since inception[1]	5-year	Since inception[1]
Class A	2.12	6.88	6.36	39.47	38.63
Class C2	5.70	7.45	6.89	43.20	42.34
Class I3	7.80	8.29	7.70	48.89	48.14
Class R2[2,3]	7.43	8.00	7.41	46.92	46.04
Class R4[2,3]	7.74	8.16	7.56	48.01	47.13
Class R6[2,3]	7.99	8.29	7.68	48.89	48.00
Class NAV[3]	7.92	8.42	7.83	49.83	49.08
Index†	13.71	10.84	9.82	67.33	64.24

Performance figures assume all distributions have been reinvested. Figures reflect maximum sales charges on Class A shares of 5% and the applicable contingent deferred sales charge (CDSC) on Class C shares. Class C shares sold within one year of purchase are subject to a 1% CDSC. Sales charges are not applicable to Class I, Class R2, Class R4, Class R6, and Class NAV shares.

The expense ratios of the fund, both net (including any fee waivers and/or expense limitations) and gross (excluding any fee waivers and/or expense limitations), are set forth according to the most recent publicly available prospectuses for the fund and may differ from those disclosed in the Financial highlights tables in this report. Net expenses reflect contractual expense limitations in effect until December 31, 2018 and are subject to change. Had the contractual fee waivers and expense limitations not been in place, gross expenses would apply. The expense ratios are as follows:

	Class A	Class C	Class I	Class R2	Class R4	Class R6	Class NAV
Gross (%)	1.29	1.98	0.97	1.38	1.23	0.88	0.87
Net (%)	1.29	1.98	0.97	1.38	1.13	0.88	0.87

Please refer to the most recent prospectuses and annual or semiannual report for more information on expenses and any expense limitation arrangements for each class.

The returns reflect past results and should not be considered indicative of future performance. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility and other factors, the fund's current performance may be higher or lower than the performance shown. For current to the most recent month-end performance data, please call 800-225-5291 or visit the fund's website at jhinvestments.com.

The performance table above and the chart on the next page do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The fund's performance results reflect any applicable fee waivers or expense reductions, without which the expenses would increase and results would have been less favorable.

†	Index is the MSCI World Index.

See the following page for footnotes.

ANNUAL REPORT   |   JOHN HANCOCK GLOBAL EQUITY FUND       8

This chart and table show what happened to a hypothetical $10,000 investment in John Hancock Global Equity Fund  for the share classes and periods indicated, assuming all distributions were reinvested. For comparison, we've shown the same investment in the MSCI World Index.

	Start date	With maximum sales charge ($)	Without sales charge ($)	Index ($)
Class C2,4	5-16-13	14,234	14,234	16,424
Class I3	5-16-13	14,814	14,814	16,424
Class R2[2,3]	5-16-13	14,604	14,604	16,424
Class R4[2,3]	5-16-13	14,713	14,713	16,424
Class R6[2,3]	5-16-13	14,800	14,800	16,424
Class NAV[3]	5-16-13	14,908	14,908	16,424

The MSCI World Index (gross of foreign withholding tax on dividends) is a free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of developed markets.

It is not possible to invest directly in an index. Index figures do not reflect expenses or sales charges, which would result in lower returns.

Footnotes related to performance pages

1	From 5-16-13.
2	Class C, Class R2, Class R4, and Class R6 shares were first offered on 3-27-15. The returns prior to this date are those of Class A shares that have not been adjusted for class-specific expenses; otherwise, returns would vary.
3	For certain types of investors, as described in the fund's prospectuses.
4	The contingent deferred sales charge is not applicable.
ANNUAL REPORT   |   JOHN HANCOCK GLOBAL EQUITY FUND       9

Your expenses
These examples are intended to help you understand your ongoing operating expenses of investing in the fund so you can compare these costs with the ongoing costs of investing in other mutual funds.
Understanding fund expenses
As a shareholder of the fund, you incur two types of costs:
■Transaction costs, which include sales charges (loads) on purchases or redemptions (varies by share class), minimum account fee charge, etc.
■Ongoing operating expenses, including management fees, distribution and service fees (if applicable), and other fund expenses.
We are presenting only your ongoing operating expenses here.
Actual expenses/actual returns
The first line of each share class in the table on the following page is intended to provide information about the fund’s actual ongoing operating expenses, and is based on the fund’s actual return. It assumes an account value of $1,000.00 on March 1, 2018, with the same investment held until August 31, 2018.
Together with the value of your account, you may use this information to estimate the operating expenses that you paid over the period. Simply divide your account value at August 31, 2018, by $1,000.00, then multiply it by the “expenses paid” for your share class from the table. For example, for an account value of $8,600.00, the operating expenses should be calculated as follows:
Hypothetical example for comparison purposes
The second line of each share class in the table on the following page allows you to compare the fund’s ongoing operating expenses with those of any other fund. It provides an example of the fund’s hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed 5% annualized return before expenses (which is not the fund’s actual return). It assumes an account value of $1,000.00 on March 1, 2018, with the same investment held until August 31, 2018. Look in any other fund shareholder report to find its hypothetical example and you will be able to compare these expenses. Please remember that these hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.
Remember, these examples do not include any transaction costs, therefore, these examples will not help you to determine the relative total costs of owning different funds. If transaction costs were included, your expenses would have been higher. See the prospectuses for details regarding transaction costs.
10	JOHN HANCOCK GLOBAL EQUITY FUND | ANNUAL REPORT

SHAREHOLDER EXPENSE EXAMPLE CHART

		Account value on 3-1-2018	Ending value on 8-31-2018	Expenses paid during period ended 8-31-2018[1]	Annualized expense ratio
Class A	Actual expenses/actual returns	$1,000.00	$1,028.50	$ 6.49	1.27%
	Hypothetical example	1,000.00	1,018.80	6.46	1.27%
Class C	Actual expenses/actual returns	1,000.00	1,024.20	10.05	1.97%
	Hypothetical example	1,000.00	1,015.30	10.01	1.97%
Class I	Actual expenses/actual returns	1,000.00	1,030.20	5.01	0.98%
	Hypothetical example	1,000.00	1,020.30	4.99	0.98%
Class R2	Actual expenses/actual returns	1,000.00	1,027.60	6.90	1.35%
	Hypothetical example	1,000.00	1,018.40	6.87	1.35%
Class R4	Actual expenses/actual returns	1,000.00	1,029.30	5.27	1.03%
	Hypothetical example	1,000.00	1,020.00	5.24	1.03%
Class R6	Actual expenses/actual returns	1,000.00	1,030.20	4.50	0.88%
	Hypothetical example	1,000.00	1,020.80	4.48	0.88%
Class NAV	Actual expenses/actual returns	1,000.00	1,030.20	4.40	0.86%
	Hypothetical example	1,000.00	1,020.90	4.38	0.86%

[1]	Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).
ANNUAL REPORT | JOHN HANCOCK GLOBAL EQUITY FUND	11

Fund’s investments
AS OF 8-31-18
	Shares	Value
Common stocks 95.5%		$760,029,540
(Cost $691,727,284)
Australia 2.9%		23,261,551
Amcor, Ltd.	2,260,683	23,261,551
Brazil 1.0%		7,849,731
Cielo SA	2,117,400	7,849,731
France 9.1%		72,431,588
Airbus SE	94,693	11,689,001
Compagnie Generale des Etablissements Michelin SCA	167,399	19,813,171
Safran SA	91,332	11,867,584
Sanofi	155,479	13,351,536
TOTAL SA	250,531	15,710,296
Germany 3.1%		24,500,647
Deutsche Boerse AG	59,774	8,248,768
Merck KGaA	154,664	16,251,879
Hong Kong 3.5%		27,650,839
China Mobile, Ltd.	1,622,500	15,260,451
CK Hutchison Holdings, Ltd.	1,074,706	12,390,388
Ireland 3.3%		26,317,728
CRH PLC	490,846	16,306,128
Medtronic PLC	103,844	10,011,600
Japan 2.0%		16,179,560
Mitsubishi Estate Company, Ltd.	975,700	16,179,560
Netherlands 8.4%		67,193,843
Akzo Nobel NV	84,637	7,919,622
Heineken NV	197,711	19,559,133
Koninklijke Ahold Delhaize NV	329,621	8,029,387
Koninklijke Philips NV	442,827	19,786,510
Wolters Kluwer NV	187,556	11,899,191
Switzerland 10.4%		82,837,623
Chubb, Ltd.	152,208	20,584,610
Nestle SA	359,197	30,110,458
Novartis AG	191,604	15,895,887
Roche Holding AG	65,523	16,246,668
Taiwan 1.1%		8,463,719
Taiwan Semiconductor Manufacturing Company, Ltd., ADR	194,122	8,463,719
United Kingdom 4.4%		34,643,138
Direct Line Insurance Group PLC	2,011,956	8,643,459
Experian PLC	394,220	9,817,431
12	JOHN HANCOCK GLOBAL EQUITY FUND | ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Shares	Value
United Kingdom (continued)
Unilever NV	281,423	$16,182,248
United States 46.3%		368,699,573
Advance Auto Parts, Inc.	111,647	18,313,458
Affiliated Managers Group, Inc.	134,022	19,579,274
Apple, Inc.	125,951	28,670,226
Arthur J. Gallagher & Company	86,457	6,237,008
Cisco Systems, Inc.	169,001	8,073,178
eBay, Inc. (A)	405,277	14,026,637
Exxon Mobil Corp.	229,314	18,384,103
Fortune Brands Home & Security, Inc.	108,428	5,744,515
Huntington Bancshares, Inc.	985,739	15,978,829
Johnson & Johnson	180,363	24,293,092
Johnson Controls International PLC (B)	522,074	19,718,735
JPMorgan Chase & Co.	156,031	17,878,032
KeyCorp	742,219	15,638,554
Microsoft Corp.	232,803	26,150,761
Mondelez International, Inc., Class A	375,120	16,025,126
Oracle Corp.	330,920	16,076,094
Synchrony Financial	393,915	12,475,288
The Procter & Gamble Company	102,912	8,536,550
United Technologies Corp.	161,867	21,317,884
Verizon Communications, Inc.	367,609	19,986,901
Wells Fargo & Company	466,799	27,298,406

Whirlpool Corp.	66,386	8,296,922
Preferred securities 1.9%		$15,500,083
(Cost $15,251,258)
South Korea 1.9%		15,500,083
Samsung Electronics Company, Ltd.	435,013	15,500,083

	Yield (%)	Shares	Value
Securities lending collateral 1.9%			$15,237,593
(Cost $15,236,745)
John Hancock Collateral Trust (C)	2.0611(D)	1,522,830	15,237,593
Short-term investments 0.7%			$5,507,802
(Cost $5,507,802)
Money market funds 0.7%			5,507,802
JPMorgan U.S. Treasury Plus Money Market Fund, Institutional Class	1.7986(D)	5,507,802	5,507,802
Total investments (Cost $727,723,089) 100.0%			$796,275,018
Other assets and liabilities, net (0.0%)			(354,699)
Total net assets 100.0%			$795,920,319

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
Security Abbreviations and Legend
ADR	American Depositary Receipt
(A)	Non-income producing security.
SEE NOTES TO FINANCIAL STATEMENTS	ANNUAL REPORT | JOHN HANCOCK GLOBAL EQUITY FUND	13

(B)	All or a portion of this security is on loan as of 8-31-18.
(C)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.
(D)	The rate shown is the annualized seven-day yield as of 8-31-18.
14	JOHN HANCOCK GLOBAL EQUITY FUND | ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

DERIVATIVES
FORWARD FOREIGN CURRENCY CONTRACTS
Contract to buy		Contract to sell		Counterparty (OTC)	Contractual settlement date	Unrealized appreciation	Unrealized depreciation
USD	19,720,094	EUR	16,885,782	Bank of America	9/19/2018	$97,989	—
USD	20,382,740	EUR	17,460,124	Goldman Sachs	9/19/2018	93,220	—
						$191,209	—

Derivatives Currency Abbreviations
EUR	Euro
USD	U.S. Dollar
At 8-31-18, the aggregate cost of investments for federal income tax purposes was $728,991,108. Net unrealized appreciation aggregated to $67,475,119, of which $99,065,671 related to gross unrealized appreciation and $31,590,552 related to gross unrealized depreciation.
OTC is an abbreviation for over-the-counter. See Notes to financial statements regarding investment transactions and other derivatives information.
SEE NOTES TO FINANCIAL STATEMENTS	ANNUAL REPORT | JOHN HANCOCK GLOBAL EQUITY FUND	15

Financial statements
STATEMENT OF ASSETS AND LIABILITIES 8-31-18

Assets
Unaffiliated investments, at value (Cost $712,486,344) including $14,898,105 of securities loaned	$781,037,425
Affiliated investments, at value (Cost $15,236,745)	15,237,593
Total investments, at value (Cost $727,723,089)	796,275,018
Unrealized appreciation on forward foreign currency contracts	191,209
Cash	89,684
Foreign currency, at value (Cost $1,048)	1,048
Dividends and interest receivable	2,874,966
Receivable for fund shares sold	10,522
Receivable for investments sold	13,131,103
Other assets	58,750
Total assets	812,632,300
Liabilities
Payable for investments purchased	278,282
Payable for fund shares repurchased	1,013,307
Payable upon return of securities loaned	15,234,450
Payable to affiliates
Accounting and legal services fees	39,555
Transfer agent fees	7,298
Distribution and service fees	37
Trustees' fees	422
Other liabilities and accrued expenses	138,630
Total liabilities	16,711,981
Net assets	$795,920,319
Net assets consist of
Paid-in capital	$889,670,242
Undistributed net investment income	11,068,796
Accumulated net realized gain (loss) on investments and foreign currency transactions	(173,560,257)
Net unrealized appreciation (depreciation) on investments and translation of assets and liabilities in foreign currencies	68,741,538
Net assets	$795,920,319

16	JOHN HANCOCK GLOBAL EQUITY FUND | ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

STATEMENT OF ASSETS AND LIABILITIES 8-31-18  (continued)

Net asset value per share
Based on net asset value and shares outstanding - the fund has an unlimited number of shares authorized with no par value
Class A ($43,676,495 ÷ 3,665,672 shares) [1]	$11.92
Class C ($12,984,738 ÷ 1,093,510 shares) [1]	$11.87
Class I ($18,983,730 ÷ 1,590,343 shares)	$11.94
Class R2 ($179,624 ÷ 15,052 shares)	$11.93
Class R4 ($51,690 ÷ 4,332 shares)	$11.93
Class R6 ($7,352,796 ÷ 616,006 shares)	$11.94
Class NAV ($712,691,246 ÷ 59,732,977 shares)	$11.93
Maximum offering price per share
Class A (net asset value per share ÷ 95%)[2]	$12.55

[1]	Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.
[2]	On single retail sales of less than $50,000. On sales of $50,000 or more and on group sales the offering price is reduced.
SEE NOTES TO FINANCIAL STATEMENTS	ANNUAL REPORT | JOHN HANCOCK GLOBAL EQUITY FUND	17

STATEMENT OF OPERATIONS For the year ended  8-31-18

Investment income
Dividends	$22,730,761
Interest	266,342
Securities lending	240,765
Less foreign taxes withheld	(1,520,219)
Total investment income	21,717,649
Expenses
Investment management fees	6,593,246
Distribution and service fees	288,966
Accounting and legal services fees	120,560
Transfer agent fees	89,959
Trustees' fees	14,676
Custodian fees	189,749
State registration fees	84,284
Printing and postage	42,720
Professional fees	78,602
Other	34,092
Total expenses	7,536,854
Less expense reductions	(69,921)
Net expenses	7,466,933
Net investment income	14,250,716
Realized and unrealized gain (loss)
Net realized gain (loss) on
Unaffiliated investments and foreign currency transactions	59,444,564
Affiliated investments	1,565
Forward foreign currency contracts	(463,388)
58,982,741
Change in net unrealized appreciation (depreciation) of
Unaffiliated investments and translation of assets and liabilities in foreign currencies	(10,096,361)
Affiliated investments	836
Forward foreign currency contracts	654,912
(9,440,613)
Net realized and unrealized gain	49,542,128
Increase in net assets from operations	$63,792,844

18	JOHN HANCOCK GLOBAL EQUITY FUND | ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

STATEMENTS OF CHANGES IN NET ASSETS

	Year ended 8-31-18	Year ended 8-31-17
Increase (decrease) in net assets
From operations
Net investment income	$14,250,716	$14,864,749
Net realized gain	58,982,741	43,007,515
Change in net unrealized appreciation (depreciation)	(9,440,613)	37,635,458
Increase in net assets resulting from operations	63,792,844	95,507,722
Distributions to shareholders
From net investment income
Class A	(615,274)	(796,391)
Class C	(112,005)	(146,404)
Class I	(409,962)	(365,709)
Class R2	(2,741)	(5,652)
Class R4	(782)	(1,801)
Class R6	(91,655)	(35,903)
Class NAV	(12,810,617)	(14,223,860)
From net realized gain
Class A	(3,001,921)	—
Class C	(1,075,902)	—
Class I	(1,649,155)	—
Class R2	(12,982)	—
Class R4	(3,253)	—
Class R6	(350,245)	—
Class NAV	(48,540,771)	—
Total distributions	(68,677,265)	(15,575,720)
From fund share transactions	(39,613,614)	(95,246,456)
Total decrease	(44,498,035)	(15,314,454)
Net assets
Beginning of year	840,418,354	855,732,808
End of year	$795,920,319	$840,418,354
Undistributed net investment income	$11,068,796	$11,362,198
SEE NOTES TO FINANCIAL STATEMENTS	ANNUAL REPORT | JOHN HANCOCK GLOBAL EQUITY FUND	19

Financial highlights
CLASS A SHARES Period ended	8-31-18	8-31-17	8-31-16	8-31-15	8-31-14
Per share operating performance
Net asset value, beginning of period	$12.03	$10.94	$10.24	$11.66	$9.94
Net investment income[1]	0.16	0.15	0.19	0.19	0.26 [2]
Net realized and unrealized gain (loss) on investments	0.72	1.11	0.68	(0.74)	1.57
Total from investment operations	0.88	1.26	0.87	(0.55)	1.83
Less distributions
From net investment income	(0.17)	(0.17)	(0.17)	(0.24)	(0.06)
From net realized gain	(0.82)	—	—	(0.63)	(0.05)
Total distributions	(0.99)	(0.17)	(0.17)	(0.87)	(0.11)
Net asset value, end of period	$11.92	$12.03	$10.94	$10.24	$11.66
Total return (%)[3,4]	7.50	11.64	8.59	(4.95)	18.52
Ratios and supplemental data
Net assets, end of period (in millions)	$44	$46	$56	$70	$— [5]
Ratios (as a percentage of average net assets):
Expenses before reductions	1.28	1.29	1.36	1.36	1.37
Expenses including reductions	1.27	1.28	1.35	1.32	1.34
Net investment income	1.36	1.34	1.86	1.69	2.36 [2]
Portfolio turnover (%)	43	46	35	45 [6]	70

[1]	Based on average daily shares outstanding.
[2]	Net investment income (loss) per share and ratio of net investment income (loss) to average net assets reflect a special dividend received by the fund, which amounted to $0.05 and 0.47%, respectively.
[3]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[4]	Does not reflect the effect of sales charges, if any.
[5]	Less than $500,000.
[6]	Excludes merger activity.
20	JOHN HANCOCK GLOBAL EQUITY FUND | ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

CLASS C SHARES Period ended	8-31-18	8-31-17	8-31-16	8-31-15 [1]
Per share operating performance
Net asset value, beginning of period	$11.99	$10.91	$10.21	$10.75
Net investment income[2]	0.08	0.08	0.12	0.04
Net realized and unrealized gain (loss) on investments	0.71	1.09	0.67	(0.58)
Total from investment operations	0.79	1.17	0.79	(0.54)
Less distributions
From net investment income	(0.09)	(0.09)	(0.09)	—
From net realized gain	(0.82)	—	—	—
Total distributions	(0.91)	—	—	—
Net asset value, end of period	$11.87	$11.99	$10.91	$10.21
Total return (%)[3,4]	6.69	10.83	7.82	(5.02) [5]
Ratios and supplemental data
Net assets, end of period (in millions)	$13	$17	$18	$21
Ratios (as a percentage of average net assets):
Expenses before reductions	1.98	1.98	2.06	2.03 [6]
Expenses including reductions	1.97	1.98	2.05	2.02 [6]
Net investment income	0.66	0.69	1.17	0.94 [6]
Portfolio turnover (%)	43	46	35	45 [7,8]

[1]	The inception date for Class C shares is 3-27-15.
[2]	Based on average daily shares outstanding.
[3]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[4]	Does not reflect the effect of sales charges, if any.
[5]	Not annualized.
[6]	Annualized.
[7]	Excludes merger activity.
[8]	Portfolio turnover is shown for the period from 9-1-14 to 8-31-15.
SEE NOTES TO FINANCIAL STATEMENTS	ANNUAL REPORT | JOHN HANCOCK GLOBAL EQUITY FUND	21

CLASS I SHARES Period ended	8-31-18	8-31-17	8-31-16	8-31-15	8-31-14
Per share operating performance
Net asset value, beginning of period	$12.05	$10.96	$10.26	$11.70	$9.95
Net investment income[1]	0.19	0.21	0.23	0.22	0.31 [2]
Net realized and unrealized gain (loss) on investments	0.72	1.08	0.67	(0.75)	1.56
Total from investment operations	0.91	1.29	0.90	(0.53)	1.87
Less distributions
From net investment income	(0.20)	(0.20)	(0.20)	(0.28)	(0.07)
From net realized gain	(0.82)	—	—	(0.63)	(0.05)
Total distributions	(1.02)	(0.20)	(0.20)	(0.91)	(0.12)
Net asset value, end of period	$11.94	$12.05	$10.96	$10.26	$11.70
Total return (%)[3]	7.80	11.95	8.93	(4.79)	18.95
Ratios and supplemental data
Net assets, end of period (in millions)	$19	$26	$17	$18	$3
Ratios (as a percentage of average net assets):
Expenses before reductions	0.98	0.97	1.05	1.07	1.05
Expenses including reductions	0.97	0.97	1.04	1.06	1.05
Net investment income	1.61	1.83	2.22	1.96	2.79 [2]
Portfolio turnover (%)	43	46	35	45 [4]	70

[1]	Based on average daily shares outstanding.
[2]	Net investment income (loss) per share and ratio of net investment income (loss) to average net assets reflect a special dividend received by the fund, which amounted to $0.05 and 0.47%, respectively.
[3]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[4]	Excludes merger activity.
22	JOHN HANCOCK GLOBAL EQUITY FUND | ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

CLASS R2 SHARES Period ended	8-31-18	8-31-17	8-31-16	8-31-15 [1]
Per share operating performance
Net asset value, beginning of period	$12.05	$10.96	$10.25	$10.75
Net investment income[2]	0.13	0.16	0.20	0.09
Net realized and unrealized gain (loss) on investments	0.74	1.10	0.67	(0.59)
Total from investment operations	0.87	1.26	0.87	(0.50)
Less distributions
From net investment income	(0.17)	(0.17)	(0.16)	—
From net realized gain	(0.82)	—	—	—
Total distributions	(0.99)	—	—	—
Net asset value, end of period	$11.93	$12.05	$10.96	$10.25
Total return (%)[3]	7.43	11.69	8.59	(4.65) [4]
Ratios and supplemental data
Net assets, end of period (in millions)	$— [5]	$— [5]	$— [5]	$— [5]
Ratios (as a percentage of average net assets):
Expenses before reductions	1.30	1.23	1.29	1.18 [6]
Expenses including reductions	1.29	1.22	1.28	1.17 [6]
Net investment income	1.10	1.44	1.97	1.87 [6]
Portfolio turnover (%)	43	46	35	45 [7,8]

[1]	The inception date for Class R2 shares is 3-27-15.
[2]	Based on average daily shares outstanding.
[3]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[4]	Not annualized.
[5]	Less than $500,000.
[6]	Annualized.
[7]	Excludes merger activity.
[8]	Portfolio turnover is shown for the period from 9-1-14 to 8-31-15.
SEE NOTES TO FINANCIAL STATEMENTS	ANNUAL REPORT | JOHN HANCOCK GLOBAL EQUITY FUND	23

CLASS R4 SHARES Period ended	8-31-18	8-31-17	8-31-16	8-31-15 [1]
Per share operating performance
Net asset value, beginning of period	$12.04	$10.95	$10.25	$10.75
Net investment income[2]	0.16	0.19	0.22	0.10
Net realized and unrealized gain (loss) on investments	0.75	1.09	0.67	(0.60)
Total from investment operations	0.91	1.28	0.89	(0.50)
Less distributions
From net investment income	(0.20)	(0.19)	(0.19)	—
From net realized gain	(0.82)	—	—	—
Total distributions	(1.02)	—	—	—
Net asset value, end of period	$11.93	$12.04	$10.95	$10.25
Total return (%)[3]	7.74	11.91	8.86	(4.65) [4]
Ratios and supplemental data
Net assets, end of period (in millions)	$— [5]	$— [5]	$— [5]	$— [5]
Ratios (as a percentage of average net assets):
Expenses before reductions	1.13	1.13	1.20	1.18 [6]
Expenses including reductions	1.02	1.02	1.09	1.07 [6]
Net investment income	1.33	1.67	2.16	2.01 [6]
Portfolio turnover (%)	43	46	35	45 [7,8]

[1]	The inception date for Class R4 shares is 3-27-15.
[2]	Based on average daily shares outstanding.
[3]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[4]	Not annualized.
[5]	Less than $500,000.
[6]	Annualized.
[7]	Excludes merger activity.
[8]	Portfolio turnover is shown for the period from 9-1-14 to 8-31-15.
24	JOHN HANCOCK GLOBAL EQUITY FUND | ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

CLASS R6 SHARES Period ended	8-31-18	8-31-17	8-31-16	8-31-15 [1]
Per share operating performance
Net asset value, beginning of period	$12.04	$10.95	$10.26	$10.75
Net investment income[2]	0.22	0.24	0.27	0.10
Net realized and unrealized gain (loss) on investments	0.72	1.06	0.64	(0.59)
Total from investment operations	0.94	1.30	0.91	(0.49)
Less distributions
From net investment income	(0.22)	(0.21)	(0.22)	—
From net realized gain	(0.82)	—	—	—
Total distributions	(1.04)	—	—	—
Net asset value, end of period	$11.94	$12.04	$10.95	$10.26
Total return (%)[3]	7.99	12.09	8.97	(4.56) [4]
Ratios and supplemental data
Net assets, end of period (in millions)	$7	$5	$2	$— [5]
Ratios (as a percentage of average net assets):
Expenses before reductions	0.88	0.88	0.95	0.93 [6]
Expenses including reductions	0.87	0.87	0.93	0.91 [6]
Net investment income	1.88	2.11	2.52	2.15 [6]
Portfolio turnover (%)	43	46	35	45 [7,8]

[1]	The inception date for Class R6 shares is 3-27-15.
[2]	Based on average daily shares outstanding.
[3]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[4]	Not annualized.
[5]	Less than $500,000.
[6]	Annualized.
[7]	Excludes merger activity.
[8]	Portfolio turnover is shown for the period from 9-1-14 to 8-31-15.
SEE NOTES TO FINANCIAL STATEMENTS	ANNUAL REPORT | JOHN HANCOCK GLOBAL EQUITY FUND	25

CLASS NAV SHARES Period ended	8-31-18	8-31-17	8-31-16	8-31-15	8-31-14
Per share operating performance
Net asset value, beginning of period	$12.04	$10.95	$10.26	$11.70	$9.95
Net investment income[1]	0.21	0.21	0.24	0.22	0.31 [2]
Net realized and unrealized gain (loss) on investments	0.72	1.09	0.67	(0.72)	1.57
Total from investment operations	0.93	1.30	0.91	(0.50)	1.88
Less distributions
From net investment income	(0.22)	(0.21)	(0.22)	(0.31)	(0.08)
From net realized gain	(0.82)	—	—	(0.63)	(0.05)
Total distributions	(1.04)	(0.21)	(0.22)	(0.94)	(0.13)
Net asset value, end of period	$11.93	$12.04	$10.95	$10.26	$11.70
Total return (%)[3]	7.92	12.09	8.97	(4.54)	19.06
Ratios and supplemental data
Net assets, end of period (in millions)	$713	$747	$762	$478	$482
Ratios (as a percentage of average net assets):
Expenses before reductions	0.87	0.87	0.93	0.91	0.93
Expenses including reductions	0.86	0.86	0.93	0.91	0.93
Net investment income	1.78	1.82	2.31	1.99	2.76 [2]
Portfolio turnover (%)	43	46	35	45 [4]	70

[1]	Based on average daily shares outstanding.
[2]	Net investment income (loss) per share and ratio of net investment income (loss) to average net assets reflect a special dividend received by the fund, which amounted to $0.05 and 0.47%, respectively.
[3]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[4]	Excludes merger activity.
26	JOHN HANCOCK GLOBAL EQUITY FUND | ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

Notes to financial statements

Note 1 — Organization

John Hancock Global Equity Fund (the fund) is a series of John Hancock Funds II (the Trust), an open-end management investment company organized as a Massachusetts business trust and registered under the Investment Company Act of 1940, as amended (the 1940 Act). The investment objective of the fund is to seek long-term capital appreciation.

The fund may offer multiple classes of shares. The shares currently offered by the fund are detailed in the Statement of assets and liabilities. Class A and Class C shares are offered to all investors. Class I shares are offered to institutions and certain investors. Class R2 and Class R4 shares are available only to certain retirement and 529 plans. Class R6 shares are only available to certain retirement plans, institutions and other investors. Class NAV shares are offered to John Hancock affiliated funds of funds, retirement plans for employees of John Hancock and/or Manulife Financial Corporation, and certain 529 plans. Class C shares convert to Class A shares ten years after purchase (certain exclusions may apply). Shareholders of each class have exclusive voting rights to matters that affect that class. The distribution and service fees, if any, and transfer agent fees for each class may differ.

Note 2 — Significant accounting policies

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (US GAAP), which require management to make certain estimates and assumptions as of the date of the financial statements. Actual results could differ from those estimates and those differences could be significant. The fund qualifies as an investment company under Topic 946 of Accounting Standards Codification of US GAAP.

Events or transactions occurring after the end of the fiscal period through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the fund:

Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 p.m., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the net asset value (NAV) may be determined as of the regularly scheduled close of the NYSE pursuant to the fund's Valuation Policies and Procedures.

In order to value the securities, the fund uses the following valuation techniques: Equity securities held by the fund are typically valued at the last sale price or official closing price on the exchange or principal market where the security trades. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Except for investments in exchange-traded funds investments by the fund in open-end mutual funds, including John Hancock Collateral Trust (JHCT), are valued at their respective NAVs each business day. Foreign securities and currencies, including forward foreign currency contracts, are valued in U.S. dollars based on foreign currency exchange rates supplied by an independent pricing vendor.

In certain instances, the Pricing Committee may determine to value equity securities using prices obtained from another exchange or market if trading on the exchange or market on which prices are typically obtained did not open for trading as scheduled, or if trading closed earlier than scheduled, and trading occurred as normal on another exchange or market.

Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the fund's Pricing Committee following procedures established by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed. Trading in foreign securities may be completed before the scheduled daily close of trading on the NYSE. Significant events at the issuer or market level may affect the values of securities between the time when the valuation of the securities is generally determined and the close of the NYSE. If a significant event occurs, these securities may be fair valued, as determined in good faith by the fund's Pricing Committee, following procedures established by the Board of Trustees. The fund uses fair value adjustment factors provided by an independent pricing vendor to value certain foreign securities in order to adjust for events that may occur between the close of foreign exchanges or markets and the close of the NYSE.

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The fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the fund's own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.

The following is a summary of the values by input classification of the fund's investments as of August 31, 2018, by major security category or type:

	Total value at 8-31-18	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
Investments in securities:
Assets
Common stocks
Australia	$23,261,551	—	$23,261,551	—
Brazil	7,849,731	$7,849,731	—	—
France	72,431,588	—	72,431,588	—
Germany	24,500,647	—	24,500,647	—
Hong Kong	27,650,839	—	27,650,839	—
Ireland	26,317,728	10,011,600	16,306,128	—
Japan	16,179,560	—	16,179,560	—
Netherlands	67,193,843	—	67,193,843	—
Switzerland	82,837,623	20,584,610	62,253,013	—
Taiwan	8,463,719	8,463,719	—	—
United Kingdom	34,643,138	—	34,643,138	—
United States	368,699,573	368,699,573	—	—
Preferred securities	15,500,083	—	15,500,083	—
Securities lending collateral	15,237,593	15,237,593	—	—
Short-term investments	5,507,802	5,507,802	—	—
Total investments in securities	$796,275,018	$436,354,628	$359,920,390	—
Derivatives:
Assets
Forward foreign currency contracts	$191,209	—	$191,209	—

Security transactions and related investment income. Investment security transactions are accounted for on a trade date plus one basis for daily NAV calculations. However, for financial reporting purposes, investment transactions are reported on trade date. Interest income is accrued as earned. Dividend income is recorded on the ex-date, except for dividends of foreign securities where the dividend may not be known until after the ex-date. In those cases, dividend income, net of withholding taxes, is recorded when the fund becomes aware of the dividends. Non-cash dividends, if any, are recorded at the fair market value of the securities received. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds from litigation.

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Securities lending. The fund may lend its securities to earn additional income. The fund receives cash collateral from the borrower in an amount not less than the market value of the loaned securities. The fund will invest its collateral in JHCT, an affiliate of the fund, which has a floating NAV and is registered with the Securities and Exchange Commission as an investment company. JHCT invests in short-term money market investments. The fund will receive the benefit of any gains and bear any losses generated by JHCT with respect to the cash collateral.

The fund has the right to recall loaned securities on demand. If a borrower fails to return loaned securities when due, then the lending agent is responsible and indemnifies the fund for the lent securities. The lending agent uses the collateral received from the borrower to purchase replacement securities of the same issue, type, class and series of the loaned securities. If the value of the collateral is less than the purchase cost of replacement securities, the lending agent is responsible for satisfying the shortfall but only to the extent that the shortfall is not due to any decrease in the value of JHCT.

Although the risk of the loss of the securities lent is mitigated by receiving collateral from the borrower and through lending agent indemnification, the fund could experience a delay in recovering securities or could experience a lower than expected return if the borrower fails to return the securities on a timely basis. The fund receives compensation for lending its securities by retaining a portion of the return on the investment of the collateral and compensation from fees earned from borrowers of the securities. Securities lending income received by the fund is net of fees retained by the securities lending agent. Net income received from JHCT is a component of securities lending income as recorded on the Statement of operations.

Obligations to repay collateral received by the fund are shown on the Statement of assets and liabilities as Payable upon return of securities loaned and are secured by the loaned securities. As of August 31, 2018, the fund loaned securities valued at $14,898,105 and received $15,234,450 of cash collateral.

Foreign investing. Assets, including investments and liabilities denominated in foreign currencies, are translated into U.S. dollar values each day at the prevailing exchange rate. Purchases and sales of securities, income and expenses are translated into U.S. dollars at the prevailing exchange rate on the date of the transaction. The effect of changes in foreign currency exchange rates on the value of securities is reflected as a component of the realized and unrealized gains (losses) on investments. Foreign investments are subject to a decline in the value of a foreign currency versus the U.S. dollar, which reduces the dollar value of securities denominated in that currency.

Funds that invest internationally generally carry more risk than funds that invest strictly in U.S. securities. These risks are heightened for investments in emerging markets. Risks can result from differences in economic and political conditions, regulations, market practices (including higher transaction costs), accounting standards and other factors.

Foreign taxes. The fund may be subject to withholding tax on income, capital gains or repatriation taxes imposed by certain countries, a portion of which may be recoverable. Foreign taxes are accrued based upon the fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests. Taxes are accrued based on gains realized by the fund as a result of certain foreign security sales. In certain circumstances, estimated taxes are accrued based on unrealized appreciation of such securities. Investment income is recorded net of foreign withholding taxes, less any amounts reclaimable.

Line of credit. The fund may have the ability to borrow from banks for temporary or emergency purposes, including meeting redemption requests that otherwise might require the untimely sale of securities. Pursuant to the fund's custodian agreement, the custodian may loan money to the fund to make properly authorized payments. The fund is obligated to repay the custodian for any overdraft, including any related costs or expenses. The custodian may have a lien, security interest or security entitlement in any fund property that is not otherwise segregated or pledged, to the extent of any overdraft, and to the maximum extent permitted by law.

The fund and other affiliated funds have entered into a syndicated line of credit agreement with Citibank, N.A. as the administrative agent that enables them to participate in a $750 million unsecured committed line of credit. Excluding commitments designated for a certain fund and subject to the needs of all other affiliated funds, the fund can borrow up to an aggregate commitment amount of $500 million, subject to asset coverage and other limitations as specified in the agreement. A commitment fee payable at the end of each calendar quarter, based on the average daily unused portion of the

ANNUAL REPORT   |   JOHN HANCOCK GLOBAL EQUITY FUND       29

line of credit, is charged to each participating fund based on a combination of fixed and asset based allocations and is reflected in Other expenses on the Statement of operations. For the year ended August 31, 2018, the fund had no borrowings under the line of credit. Commitment fees for the year ended August 31, 2018 were $3,649.

Expenses. Within the John Hancock group of funds complex, expenses that are directly attributable to an individual fund are allocated to such fund. Expenses that are not readily attributable to a specific fund are allocated among all funds in an equitable manner, taking into consideration, among other things, the nature and type of expense and the fund's relative net assets. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Class allocations. Income, common expenses and realized and unrealized gains (losses) are determined at the fund level and allocated daily to each class of shares based on the net assets of the class. Class-specific expenses, such as distribution and service fees, if any, and transfer agent fees, for all classes, are charged daily at the class level based on the net assets of each class and the specific expense rates applicable to each class.

Federal income taxes. The fund intends to continue to qualify as a regulated investment company by complying with the applicable provisions of the Internal Revenue Code and will not be subject to federal income tax on taxable income that is distributed to shareholders. Therefore, no federal income tax provision is required.

For federal income tax purposes, as of August 31, 2018, the fund has a short-term capital loss carryforward of $22,871,671 and a long-term capital loss carryforward of $180,876,734 available to offset future net realized capital gains. The utilization of the loss carryforwards, which were acquired in a merger, are limited to $3,061,922 each fiscal year due to IRC Section 382 limitations. Any unused portion of this limitation will carryforward to the following fiscal year. These carryforwards do not expire.

As of August 31, 2018, the fund had no uncertain tax positions that would require financial statement recognition, derecognition or disclosure. The fund's federal tax returns are subject to examination by the Internal Revenue Service for a period of three years.

Distribution of income and gains. Distributions to shareholders from net investment income and net realized gains, if any, are recorded on the ex-date. The fund typically declares and pays dividends and capital gain distributions, if any, at least annually. The tax character of distributions for the years ended August 31, 2018 and 2017 was as follows:

	August 31, 2018	August 31, 2017
Ordinary income	$19,462,261	$15,575,720
Long-term capital gains	49,215,004	—

Distributions paid by the fund with respect to each class of shares are calculated in the same manner, at the same time and in the same amount, except for the effect of class level expenses that may be applied differently to each class. As of August 31, 2018, the components of distributable earnings on a tax basis consisted of $12,384,836 of undistributed ordinary income and $30,140,127 of long-term capital gains.

Such distributions and distributable earnings, on a tax basis, are determined in conformity with income tax regulations, which may differ from US GAAP. Distributions in excess of tax basis earnings and profits, if any, are reported in the fund's financial statements as a return of capital.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences, if any, will reverse in a subsequent period. Book-tax differences are primarily attributable to foreign currency transactions and wash sale loss deferrals.

Note 3 — Derivative Instruments

The fund may invest in derivatives in order to meet its investment objective. Derivatives include a variety of different instruments that may be traded in the over-the-counter (OTC) market, on a regulated exchange or through a clearing facility. The risks in using derivatives vary depending upon the structure of the instruments, including the use of leverage, optionality,

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the liquidity or lack of liquidity of the contract, the creditworthiness of the counterparty or clearing organization and the volatility of the position. Some derivatives involve risks that are potentially greater than the risks associated with investing directly in the referenced securities or other referenced underlying instrument. Specifically, the fund is exposed to the risk that the counterparty to an OTC derivatives contract will be unable or unwilling to make timely settlement payments or otherwise honor its obligations. OTC derivatives transactions typically can only be closed out with the other party to the transaction.

Forward foreign currency contracts are typically traded through the OTC market. Certain forwards are regulated by the Commodity Futures Trading Commission. Derivative counterparty risk is managed through an ongoing evaluation of the creditworthiness of all potential counterparties and, if applicable, designated clearing organizations. The fund attempts to reduce its exposure to counterparty risk for derivatives traded in the OTC market, whenever possible, by entering into an International Swaps and Derivatives Association (ISDA) Master Agreement with each of its OTC counterparties. The ISDA gives each party to the agreement the right to terminate all transactions traded under the agreement if there is certain deterioration in the credit quality or contractual default of the other party, as defined in the ISDA. Upon an event of default or a termination of the ISDA, the non-defaulting party has the right to close out all transactions and to net amounts owed.

As defined by the ISDA, the fund may have collateral agreements with certain counterparties to mitigate counterparty risk on OTC derivatives. Subject to established minimum levels, collateral for OTC transactions is generally determined based on the net aggregate unrealized gain or loss on contracts with a particular counterparty. Collateral pledged to the fund is held in a segregated account by a third-party agent or held by the custodian bank for the benefit of the fund and can be in the form of cash or debt securities issued by the U.S. government or related agencies; collateral posted by the fund for OTC transactions is held in a segregated account at the fund's custodian and is noted in the accompanying fund's investments, or if cash is posted, on the Statement of assets and liabilities. The fund's risk of loss due to counterparty risk is equal to the asset value of outstanding contracts offset by collateral received.

Forward foreign currency contracts. A forward foreign currency contract is an agreement between two parties to buy and sell specific currencies at a price that is set on the date of the contract. The forward contract calls for delivery of the currencies on a future date that is specified in the contract. Risks related to the use of forwards include the possible failure of counterparties to meet the terms of the forward agreement, the failure of the counterparties to timely post collateral if applicable, the risk that currency movements will not favor the fund thereby reducing the fund's total return, and the potential for losses in excess of the amounts recognized on the Statement of assets and liabilities.

The market value of a forward foreign currency contract fluctuates with changes in foreign currency exchange rates. Forward foreign currency contracts are marked-to-market daily and the change in value is recorded by the fund as an unrealized gain or loss. Realized gains or losses, equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed, are recorded upon delivery or receipt of the currency or settlement with the counterparty.

During the year ended August 31, 2018, the fund used forward foreign currency contracts to manage against anticipated changes in currency exchange rates. The fund held forward foreign currency contracts with U.S. Dollar notional values ranging up to $161.7 million, as measured at each quarter end.

Fair value of derivative instruments by risk category

The table below summarizes the fair value of derivatives held by the fund at August 31, 2018 by risk category:

Risk	Statement of assets and liabilities location	Financial instruments location	Assets derivatives fair value	Liabilities derivatives fair value
Foreign currency	Unrealized appreciation / depreciation on forward foreign currency contracts	Forward foreign currency contracts	$191,209	—

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Effect of derivative instruments on the Statement of operations

The table below summarizes the net realized gain (loss) included in the net increase (decrease) in net assets from operations, classified by derivative instrument and risk category, for the year ended August 31, 2018:

Statement of operations location - net realized gain (loss) on:
Risk	Forward foreign currency contracts
Foreign currency	($463,388)

The table below summarizes the net change in unrealized appreciation (depreciation) included in the net increase (decrease) in net assets from operations, classified by derivative instrument and risk category, for the year ended August 31, 2018:

Statement of operations location - change in net unrealized appreciation (depreciation) of:
Risk	Forward foreign currency contracts
Foreign currency	$654,912

Note 4 — Guarantees and indemnifications

Under the Trust's organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust, including the fund. Additionally, in the normal course of business, the fund enters into contracts with service providers that contain general indemnification clauses. The fund's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the fund that have not yet occurred. The risk of material loss from such claims is considered remote.

Note 5 — Fees and transactions with affiliates

John Hancock Advisers, LLC (the Advisor) serves as investment advisor for the fund. John Hancock Funds, LLC (the Distributor), an affiliate of the Advisor, serves as principal underwriter of the fund. The Advisor and the Distributor are indirect, wholly owned subsidiaries of Manulife Financial Corporation (MFC).

Management fee. The fund has an investment management agreement with the Advisor under which the fund pays a daily management fee to the Advisor equivalent on an annual basis to the sum of: (a) 0.825% of the first $500 million of average net assets and (b) 0.800% of excess over $500 million of average net assets. When average net assets exceed $500 million, the management fee is 0.800% on all average net assets. The Advisor has a subadvisory agreement with John Hancock Asset Management a division of Manulife Asset Management (US) LLC, an indirectly owned subsidiary of MFC and an affiliate of the Advisor. The fund is not responsible for payment of the subadvisory fees.

The Advisor has contractually agreed to waive a portion of its management fee and/or reimburse expenses for certain funds of the John Hancock group of funds complex, including the fund (the participating portfolios). This waiver is based upon aggregate net assets of all the participating portfolios. The amount of the reimbursement is calculated daily and allocated among all the participating portfolios in proportion to the daily net assets of each fund. During the year ended August 31, 2018, this waiver amounted to 0.01% of the fund's average net assets. This agreement expires on June 30, 2020, unless renewed by mutual agreement of the fund and the Advisor based upon a determination that this is appropriate under the circumstances at that time.

The Advisor contractually agreed to reduce its management fee or, if necessary, make payment to the fund, in an amount equal to the amount by which expenses of the fund exceed 0.89% of average net assets. For purposes of this agreement, "expenses of the fund" means all fund expenses, excluding taxes, brokerage commissions, interest expense, litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the fund's business, class-specific expenses, acquired fund fees and expenses paid indirectly, borrowing costs, prime brokerage fees, and short dividend expense. This agreement expires on December 31, 2018, unless renewed by mutual agreement of the fund and the advisor based upon a determination that this is appropriate under the circumstances at that time.

The Advisor voluntarily agreed to reduce its management fee for the fund, or if necessary, make payment to the fund, in an amount equal to the amount by which the expenses of the fund exceed 0.25% of the average net assets of the fund. For

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purposes of this agreement, "expenses of the fund" means all the expenses of the fund, excluding taxes, brokerage commissions, interest expense, litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the fund's business, advisory fees, class-specific expenses, underlying fund expenses (acquired fund fees), and short dividend expense. This agreement will continue in effect until terminated at any time by the advisor on notice to the fund.

For the year ended August 31, 2018, the expense reductions described above amounted to the following:

Class	Expense reduction	Class	Expense reduction
Class A	$3,779	Class R4	$6
Class C	1,305	Class R6	529
Class I	1,835	Class NAV	62,380
Class R2	20	Total	$69,854

Expenses waived or reimbursed in the current fiscal period are not subject to recapture in future fiscal periods.

The investment management fees, including the impact of the waivers and reimbursements as described above, incurred for the year ended August 31, 2018 were equivalent to a net annual effective rate of 0.79% of the fund's average daily net assets.

Accounting and legal services. Pursuant to a service agreement, the fund reimburses the Advisor for all expenses associated with providing the administrative, financial, legal, compliance, accounting and recordkeeping services to the fund, including the preparation of all tax returns, periodic reports to shareholders and regulatory reports, among other services. These expenses are allocated to each share class based on its relative net assets at the time the expense was incurred. These accounting and legal services fees incurred for the year ended August 31, 2018 amounted to an annual rate of 0.01% of the fund's average daily net assets.

Distribution and service plans. The fund has a distribution agreement with the Distributor. The fund has adopted distribution and service plans with respect to Class A and Class C shares pursuant to Rule 12b-1 under the 1940 Act, to pay the Distributor for services provided as the distributor of shares of the fund. The fund may pay up to the following contractual rates of distribution and service fees under these arrangements, expressed as an annual percentage of average daily net assets for each class of the fund's shares.

Class	Rule 12b-1 fee	Service fee	Class	Rule 12b-1 fee	Service fee
Class A	0.30%	—	Class R2	0.25%	0.25%
Class C	1.00%	—	Class R4	0.25%	0.10%

The fund's Distributor has contractually agreed to waive 0.10% of Rule12b-1 fees for Class R4 shares. The current waiver agreement expires on August 31, 2018, unless renewed by mutual agreement of the fund and the Distributor based upon a determination that this is appropriate under the circumstances at the time. This contractual waiver amounted to $67 for Class R4 shares for the year ended August 31, 2018.

Sales charges. Class A shares are assessed up-front sales charges, which resulted in payments to the Distributor amounting to $23,742 for the year ended August 31, 2018. Of this amount, $3,872 was retained and used for printing prospectuses, advertising, sales literature and other purposes, $18,856 was paid as sales commissions to broker-dealers and $1,014 was paid as sales commissions to sales personnel of Signator Investors, Inc., a broker-dealer affiliate of the Advisor.

Class A and Class C shares may be subject to contingent deferred sales charges (CDSCs). Certain Class A shares that are acquired through purchases of $1 million or more and are redeemed within one year of purchase are subject to a 1.00% sales charge. Class C shares that are redeemed within one year of purchase are subject to a 1.00% CDSC. CDSCs are applied to the lesser of the current market value at the time of redemption or the original purchase cost of the shares being redeemed. Proceeds from CDSCs are used to compensate the Distributor for providing distribution-related services in

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connection with the sale of these shares. During the year ended August 31, 2018, CDSCs received by the Distributor amounted to $38 and $464 for Class A and Class C shares, respectively.

Transfer agent fees. The John Hancock group of funds has a complex-wide transfer agent agreement with John Hancock Signature Services, Inc. (Signature Services), an affiliate of the Advisor. The transfer agent fees paid to Signature Services are determined based on the cost to Signature Services (Signature Services Cost) of providing recordkeeping services. It also includes out-of-pocket expenses, including payments made to third-parties for recordkeeping services provided to their clients who invest in one or more John Hancock funds. In addition, Signature Services Cost may be reduced by certain fees that Signature Services receives in connection with retirement and small accounts. Signature Services Cost is calculated monthly and allocated, as applicable, to five categories of share classes: Retail Share and Institutional Share Classes of Non-Municipal Bond Funds, Class R6 Shares, Retirement Share Classes and Municipal Bond Share Classes. Within each of these categories, the applicable costs are allocated to the affected John Hancock affiliated funds and/or classes, based on the relative average daily net assets.

Class level expenses. Class level expenses for the year ended August 31, 2018 were:

Class	Distribution and service fees	Transfer agent fees
Class A	$133,757	$48,015
Class C	154,037	16,584
Class I	—	24,549
Class R2	1,004	30
Class R4	168	9
Class R6	—	772
Total	$288,966	$89,959

Trustee expenses. The fund compensates each Trustee who is not an employee of the Advisor or its affiliates. The costs of paying Trustee compensation and expenses are allocated to the fund based on its net assets relative to other funds within the John Hancock group of funds complex.

Note 6 — Fund share transactions

Transactions in fund shares for the years ended August 31, 2018 and 2017 were as follows:

		Year ended 8-31-18		Year ended 8-31-17
	Shares	Amount	Shares	Amount
Class A shares
Sold	400,304	$4,684,289	333,661	$3,798,444
Distributions reinvested	298,729	3,486,168	70,104	765,537
Repurchased	(822,682)	(9,725,103)	(1,715,586)	(19,375,830)
Net decrease	(123,649)	$(1,554,646)	(1,311,821)	$(14,811,849)
Class C shares
Sold	50,428	$595,395	110,659	$1,244,751
Distributions reinvested	95,971	1,121,904	12,263	134,153
Repurchased	(447,308)	(5,246,309)	(415,139)	(4,683,599)
Net decrease	(300,909)	$(3,529,010)	(292,217)	$(3,304,695)
Class I shares
Sold	286,940	$3,379,685	1,228,422	$13,797,721
Distributions reinvested	167,702	1,957,080	31,512	343,795
Repurchased	(1,011,670)	(11,909,092)	(680,075)	(7,692,366)
Net increase (decrease)	(557,028)	$(6,572,327)	579,859	$6,449,150

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		Year ended 8-31-18		Year ended 8-31-17
	Shares	Amount	Shares	Amount
Class R2 shares
Sold	4,020	$46,761	4,592	$53,702
Distributions reinvested	592	6,931	164	1,793
Repurchased	(20,103)	(248,341)	(6,105)	(70,269)
Net decrease	(15,491)	$(194,649)	(1,349)	$(14,774)
Class R4 shares
Sold	377	$4,331	—	$$
Repurchased	(5,347)	(67,898)	—	—
Net decrease	(4,970)	$(63,567)	—	$—
Class R6 shares
Sold	207,346	$2,420,711	236,398	$2,709,027
Distributions reinvested	37,899	441,900	2,935	31,992
Repurchased	(38,374)	(468,983)	(3)	(39)
Net increase	206,871	$2,393,628	239,330	$2,740,980
Class NAV shares
Sold	1,247,087	$14,359,015	1,908,929	$21,298,552
Distributions reinvested	5,266,214	61,351,388	1,304,941	14,223,860
Repurchased	(8,812,784)	(105,803,446)	(10,773,075)	(121,827,680)
Net decrease	(2,299,483)	$(30,093,043)	(7,559,205)	$(86,305,268)
Total net decrease	(3,094,659)	$(39,613,614)	(8,345,403)	$(95,246,456)

Affiliates of the fund owned 91%, 84% and 100% of shares of Class R4, Class R6 and Class NAV, respectively, on August 31, 2018. Such concentration of shareholders' capital could have a material effect on the fund if such shareholders redeem from the fund.

Note 7 — Purchase and sale of securities

Purchases and sales of securities, other than short-term investments, amounted to $342,389,802 and $446,680,629, respectively, for the year ended August 31, 2018.

Note 8 — Investment by affiliated funds

Certain investors in the fund are affiliated funds that are managed by the Advisor and its affiliates. The affiliated funds do not invest in the fund for the purpose of exercising management or control; however, this investment may represent a significant portion of the fund's net assets. At August 31, 2018, funds within the John Hancock group of funds complex held 88.7% of the fund's net assets. The following funds had an affiliate ownership of 5% or more of the fund's net assets:

Fund	Affiliated concentration
JHF II Multimanager Lifestyle Growth Portfolio	27.0%
JHF II Multimanager Lifestyle Balanced Portfolio	25.3%
JHF II Multimanager Lifestyle Aggressive Portfolio	8.9%
JHF II Multimanager Lifestyle Moderate Portfolio	7.7%

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Note 9 — Investment in affiliated underlying funds

The fund may invest in affiliated underlying funds that are managed by the Advisor and its affiliates. Information regarding the fund's purchases and sales of the affiliated underlying funds as well as income and capital gains earned, if any, during the period is as follows:

					Dividends and distributions
Fund	Beginning share amount	Shares purchased	Shares sold	Ending share amount	Income distributions received	Capital gain distributions received	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Ending value
John Hancock Collateral Trust*	37,909	37,034,660	(35,549,739)	1,522,830	—	—	$1,565	$836	$15,237,593
*Refer to the Securities lending note within Note 2 for details regarding this investment.

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REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Trustees of John Hancock Funds II and Shareholders of John Hancock Global Equity Fund

Opinion on the Financial Statements

We have audited the accompanying statement of assets and liabilities, including the fund's investments, of John Hancock Global Equity Fund (one of the funds constituting John Hancock Funds II, referred to hereafter as the "Fund") as of August 31, 2018, the related statement of operations for the year ended August 31, 2018, the statements of changes in net assets for each of the two years in the period ended August 31, 2018, including the related notes, and the financial highlights for each of the periods indicated therein (collectively referred to as the "financial statements"). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of August 31, 2018, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended August 31, 2018 and the financial highlights for each of the periods indicated therein in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements are the responsibility of the Fund's management. Our responsibility is to express an opinion on the Fund's financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) ("PCAOB") and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of August 31, 2018 by correspondence with the custodian, transfer agent and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

/s/ PricewaterhouseCoopers LLP

Boston, Massachusetts

October 24, 2018

We have served as the auditor of one or more investment companies in the John Hancock group of funds since 1988.

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TAX INFORMATION

Unaudited

For federal income tax purposes, the following information is furnished with respect to the distributions of the fund, if any, paid during its taxable year ended August 31, 2018.

The fund reports the maximum amount allowable of its net taxable income as eligible for the corporate dividends-received deduction.

The fund reports the maximum amount allowable of its net taxable income as qualified dividend income as provided in the Jobs and Growth Tax Relief Reconciliation Act of 2003.

Income derived from foreign sources was $10,697,553. The fund intends to pass through foreign tax credits of $909,383.

The fund paid $49,215,004 in long term capital gain dividends.

Eligible shareholders will be mailed a 2018 Form 1099-DIV in early 2019. This will reflect the tax character of all distributions paid in calendar year 2018.

Please consult a tax advisor regarding the tax consequences of your investment in the fund.

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CONTINUATION OF INVESTMENT ADVISORY AND SUBADVISORY AGREEMENTS

Evaluation of Advisory and Subadvisory Agreements by the Board of Trustees

This section describes the evaluation by the Board of Trustees (the Board) of John Hancock Funds II (the Trust) of the Advisory Agreement (the Advisory Agreement) with John Hancock Advisers, LLC (the Advisor) and the Subadvisory Agreement (the Subadvisory Agreement) with Manulife Asset Management (US) LLC (the Subadvisor), for John Hancock Global Equity Fund (the fund). The Advisory Agreement and Subadvisory Agreement are collectively referred to as the Agreements. Prior to the June 18-21, 2018 in-person meeting at which the Agreements were approved, the Board also discussed and considered information regarding the proposed continuation of the Agreements at an in-person meeting held on May 29-31, 2018.

Approval of Advisory and Subadvisory Agreements

At in-person meetings held on June 18-21, 2018, the Board, including the Trustees who are not parties to any Agreement or considered to be interested persons of the Trust under the Investment Company Act of 1940, as amended (the 1940 Act) (the Independent Trustees), reapproved for an annual period the continuation of the Advisory Agreement between the Trust and the Advisor and the Subadvisory Agreement between the Advisor and the Subadvisor with respect to the fund.

In considering the Advisory Agreement and the Subadvisory Agreement, the Board received in advance of the meetings a variety of materials relating to the fund, the Advisor and the Subadvisor, including comparative performance, fee and expense information for a peer group of similar funds prepared by an independent third-party provider of mutual fund data, performance information for an applicable benchmark index; and, with respect to the Subadvisor, comparative performance information for comparably managed accounts, as applicable, and other information provided by the Advisor and the Subadvisor regarding the nature, extent and quality of services provided by the Advisor and the Subadvisor under their respective Agreements, as well as information regarding the Advisor's revenues and costs of providing services to the fund and any compensation paid to affiliates of the Advisor. At the meetings at which the renewal of the Advisory Agreement and Subadvisory Agreement are considered, particular focus is given to information concerning fund performance, comparability of fees and total expenses, and profitability. However, the Board notes that the evaluation process with respect to the Advisor and the Subadvisor is an ongoing one. In this regard, the Board also took into account discussions with management and information provided to the Board (including its various committees) at prior meetings with respect to the services provided by the Advisor and the Subadvisor to the fund, including quarterly performance reports prepared by management containing reviews of investment results and prior presentations from the Subadvisor with respect to the fund. The information received and considered by the Board in connection with the May and June meetings and throughout the year was both written and oral. The Board noted the affiliation of the Subadvisor with the Advisor, noting any potential conflicts of interest. The Board also considered the nature, quality, and extent of non-advisory services, if any, to be provided to the fund by the Advisor's affiliates, including distribution services. The Board considered the Advisory Agreement and the Subadvisory Agreement separately in the course of its review. In doing so, the Board noted the respective roles of the Advisor and Subadvisor in providing services to the fund.

Throughout the process, the Board asked questions of and requested additional information from management. The Board is assisted by counsel for the Trust and the Independent Trustees are also separately assisted by independent legal counsel throughout the process. The Independent Trustees also received a memorandum from their independent legal counsel discussing the legal standards for their consideration of the proposed continuation of the Agreements and discussed the proposed continuation of the Agreements in private sessions with their independent legal counsel at which no representatives of management were present.

Approval of Advisory Agreement

In approving the Advisory Agreement with respect to the fund, the Board, including the Independent Trustees, considered a variety of factors, including those discussed below. The Board also considered other factors (including conditions and trends prevailing generally in the economy, the securities markets, and the industry) and did not treat any single factor as determinative, and each Trustee may have attributed different weights to different factors. The Board's conclusions may be

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based in part on its consideration of the advisory and subadvisory arrangements in prior years and on the Board's ongoing regular review of fund performance and operations throughout the year.

Nature, extent, and quality of services. Among the information received by the Board from the Advisor relating to the nature, extent, and quality of services provided to the fund, the Board reviewed information provided by the Advisor relating to its operations and personnel, descriptions of its organizational and management structure, and information regarding the Advisor's compliance and regulatory history, including its Form ADV. The Board also noted that on a regular basis it receives and reviews information from the Trust's Chief Compliance Officer (CCO) regarding the fund's compliance policies and procedures established pursuant to Rule 38a-1 under the 1940 Act. The Board observed that the scope of services provided by the Advisor, and of the undertakings required of the Advisor in connection with those services, including maintaining and monitoring its own and the fund's compliance programs, risk management programs, liquidity management programs and cybersecurity programs, had expanded over time as a result of regulatory, market and other developments. The Board considered that the Advisor is responsible for the management of the day-to-day operations of the fund, including, but not limited to, general supervision of and coordination of the services provided by the Subadvisor, and is also responsible for monitoring and reviewing the activities of the Subadvisor and other third-party service providers. The Board also considered the significant risks assumed by the Advisor in connection with the services provided to the fund including entrepreneurial risk in sponsoring new funds and ongoing risks including investment, operational, enterprise, litigation, regulatory and compliance risks with respect to all funds.

In considering the nature, extent, and quality of the services provided by the Advisor, the Trustees also took into account their knowledge of the Advisor's management and the quality of the performance of the Advisor's duties, through Board meetings, discussions and reports during the preceding year and through each Trustee's experience as a Trustee of the Trust and of the other trusts in the John Hancock group of funds complex (the John Hancock Fund Complex).

In the course of their deliberations regarding the Advisory Agreement, the Board considered, among other things:

(a)	the skills and competency with which the Advisor has in the past managed the Trust's affairs and its subadvisory relationship, the Advisor's oversight and monitoring of the Subadvisor's investment performance and compliance programs, such as the Subadvisor's compliance with fund policies and objectives, review of brokerage matters, including with respect to trade allocation and best execution and the Advisor's timeliness in responding to performance issues;
(b)	the background, qualifications and skills of the Advisor's personnel;
(c)	the Advisor's compliance policies and procedures and its responsiveness to regulatory changes and fund industry developments;
(d)	the Advisor's administrative capabilities, including its ability to supervise the other service providers for the fund, as well as the Advisor's oversight of any securities lending activity, its monitoring of class action litigation and collection of class action settlements on behalf of the fund, and bringing loss recovery actions on behalf of the fund;
(e)	the financial condition of the Advisor and whether it has the financial wherewithal to provide a high level and quality of services to the fund;
(f)	the Advisor's initiatives intended to improve various aspects of the Trust's operations and investor experience with the fund; and
(g)	the Advisor's reputation and experience in serving as an investment advisor to the Trust and the benefit to shareholders of investing in funds that are part of a family of funds offering a variety of investments

The Board concluded that the Advisor may reasonably be expected to continue to provide a high quality of services under the Advisory Agreement with respect to the fund.

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Investment performance. In considering the fund's performance, the Board noted that it reviews at its regularly scheduled meetings information about the fund's performance results. In connection with the consideration of the Advisory Agreement, the Board:

(a)	reviewed information prepared by management regarding the fund's performance;
(b)	considered the comparative performance of an applicable benchmark index;
(c)	considered the performance of comparable funds, if any, as included in the report prepared by an independent third-party provider of fund data; and
(d)	took into account the Advisor's analysis of the fund's performance and its plans and recommendations regarding the Trust's subadvisory arrangements generally.

The Board noted that while it found the data provided by the independent third-party generally useful it recognized its limitations, including in particular that the data may vary depending on the end date selected and the results of the performance comparisons may vary depending on the selection of the peer group. The Board noted that the fund underperformed its benchmark index for the one- and three-year periods ended December 31, 2017. The Board also noted that the fund underperformed its peer group average for the one-year period and outperformed its peer group average for the three-year period ended December 31, 2017. The Board took into account management's discussion of the fund's performance, including the favorable performance relative to the peer group for the three-year period. The Board concluded that the fund's performance has generally been in line with or outperformed the historical performance of comparable funds over the longer term.

Fees and expenses. The Board reviewed comparative information prepared by an independent third-party provider of mutual fund data, including, among other data, the fund's contractual and net management fees (and subadvisory fees, to the extent available) and total expenses as compared to similarly situated investment companies deemed to be comparable to the fund in light of the nature, extent and quality of the management and advisory and subadvisory services provided by the Advisor and the Subadvisor. The Board considered the fund's ranking within a smaller group of peer funds chosen by the independent third-party provider, as well as the fund's ranking within a broader group of funds. In comparing the fund's contractual and net management fees to those of comparable funds, the Board noted that such fees include both advisory and administrative costs. The Board noted that net management fees and total expenses are equal to the peer group median.

The Board took into account management's discussion with respect to the overall management fee and the fees of the Subadvisor, including the amount of the advisory fee retained by the Advisor after payment of the subadvisory fee, in each case in light of the services rendered for those amounts and the risks undertaken by the Advisor. The Board also noted that the Advisor pays the subadvisory fee, and that such fees are negotiated at arm's length with respect to the Subadvisor. In addition, the Board took into account that management had agreed to implement an overall fee waiver across the complex, including the fund, which is discussed further below. The Board also noted actions taken over the past several years to reduce the fund's operating expenses. The Board also noted that, in addition, the Advisor is currently waiving fees and/or reimbursing expenses with respect to the fund and that the fund has breakpoints in its contractual management fee schedule that reduces management fees as assets increase. The Board reviewed information provided by the Advisor concerning the investment advisory fee charged by the Advisor or one of its advisory affiliates to other clients (including other funds in the John Hancock Fund Complex) having similar investment mandates, if any. The Board considered any differences between the Advisor's and Subadvisor's services to the fund and the services they provide to other comparable clients or funds. The Board concluded that the advisory fee paid with respect to the fund is reasonable in light of the nature, extent and quality of the services provided to the fund under the Advisory Agreement.

Profitability/Fall out benefits. In considering the costs of the services to be provided and the profits to be realized by the Advisor and its affiliates from the Advisor's relationship with the Trust, the Board:

(a)	reviewed financial information of the Advisor;
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(b)	reviewed and considered information presented by the Advisor regarding the net profitability to the Advisor and its affiliates with respect to the fund;
(c)	received and reviewed profitability information with respect to the John Hancock Fund Complex as a whole and with respect to the fund;
(d)	received information with respect to the Advisor's allocation methodologies used in preparing the profitability data and considered that the Advisor hired an independent third-party consultant to provide an analysis of the Advisor's allocation methodologies;
(e)	considered that the John Hancock insurance companies that are affiliates of the Advisor, as shareholders of the Trust directly or through their separate accounts, receive certain tax credits or deductions relating to foreign taxes paid and dividends received by certain funds of the Trust and noted that these tax benefits, which are not available to participants in qualified retirement plans under applicable income tax law, are reflected in the profitability information reviewed by the Board;
(f)	considered that the Advisor also provides administrative services to the fund on a cost basis pursuant to an administrative services agreement;
(g)	noted that affiliates of the Advisor provide transfer agency services and distribution services to the fund, and that the fund's distributor also receives Rule 12b-1 payments to support distribution of the fund;
(h)	noted that the fund's Subadvisor is an affiliate of the Advisor;
(i)	noted that the Advisor also derives reputational and other indirect benefits from providing advisory services to the fund;
(j)	noted that the subadvisory fee for the fund is paid by the Advisor;
(k)	considered the Advisor's ongoing costs and expenditures necessary to improve services, meet new regulatory and compliance requirements, and adapt to other challenges impacting the fund industry; and
(l)	considered that the Advisor should be entitled to earn a reasonable level of profits in exchange for the level of services it provides to the fund and the risks that it assumes as Advisor, including entrepreneurial, operational, reputational, litigation and regulatory risk.

Based upon its review, the Board concluded that the level of profitability, if any, of the Advisor and its affiliates from their relationship with the fund was reasonable and not excessive.

Economies of scale. In considering the extent to which economies of scale would be realized as the fund grows and whether fee levels reflect these economies of scale for the benefit of fund shareholders, the Board:

(a)	considered that the Advisor has contractually agreed to waive a portion of its management fee for certain funds of the John Hancock Fund Complex, including the fund (the participating portfolios) or otherwise reimburse the expenses of the participating portfolios (the reimbursement). This waiver is based upon aggregate net assets of all the participating portfolios. The amount of the reimbursement is calculated daily and allocated among all the participating portfolios in proportion to the daily net assets of each fund;
(b)	reviewed the fund's advisory fee structure and concluded that: (i) the fund's fee structure contains breakpoints at the subadvisory fee level and that such breakpoints are reflected as breakpoints in the advisory fees for the fund; and (ii) although economies of scale cannot be measured with precision, these arrangements permit shareholders of the fund to benefit from economies of scale if the fund grows. The Board also took into account management's discussion of the fund's advisory fee structure; and
(c)	the Board also considered the effect of the fund's growth in size on its performance and fees. The Board also noted that if the fund's assets increase over time, the fund may realize other economies of scale.
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Approval of Subadvisory Agreement

In making its determination with respect to approval of the Subadvisory Agreement, the Board reviewed:

(1)	information relating to the Subadvisor's business, including current subadvisory services to the Trust (and other funds in the John Hancock Fund Complex);
(2)	the historical and current performance of the fund and comparative performance information relating to an applicable benchmark index and comparable funds; and
(3)	the subadvisory fee for the fund, including any breakpoints, and to the extent available, comparable fee information prepared by an independent third party provider of fund data.

Nature, extent, and quality of services. With respect to the services provided by the Subadvisor, the Board received information provided to the Board by the Subadvisor, including the Subadvisor's Form ADV, as well as took into account information presented throughout the past year. The Board considered the Subadvisor's current level of staffing and its overall resources, as well as received information relating to the Subadvisor's compensation program. The Board reviewed the Subadvisor's history and investment experience, as well as information regarding the qualifications, background, and responsibilities of the Subadvisor's investment and compliance personnel who provide services to the fund. The Board also considered, among other things, the Subadvisor's compliance program and any disciplinary history. The Board also considered the Subadvisor's risk assessment and monitoring process. The Board reviewed the Subadvisor's regulatory history, including whether it was involved in any regulatory actions or investigations as well as material litigation, and any settlements and amelioratory actions undertaken, as appropriate. The Board noted that the Advisor conducts regular, periodic reviews of the Subadvisor and its operations, including regarding investment processes and organizational and staffing matters. The Board also noted that the Trust's CCO and his staff conduct regular, periodic compliance reviews with the Subadvisor and present reports to the Independent Trustees regarding the same, which includes evaluating the regulatory compliance systems of the Subadvisor and procedures reasonably designed to assure compliance with the federal securities laws. The Board also took into account the financial condition of the Subadvisor.

The Board considered the Subadvisor's investment process and philosophy. The Board took into account that the Subadvisor's responsibilities include the development and maintenance of an investment program for the fund that is consistent with the fund's investment objective, the selection of investment securities and the placement of orders for the purchase and sale of such securities, as well as the implementation of compliance controls related to performance of these services. The Board also received information with respect to the Subadvisor's brokerage policies and practices, including with respect to best execution and soft dollars.

Subadvisor compensation. In considering the cost of services to be provided by the Subadvisor and the profitability to the Subadvisor of its relationship with the fund, the Board noted that the fees under the Subadvisory Agreement are paid by the Advisor and not the fund.

The Board also received information and took into account any other potential conflicts of interest the Advisor might have in connection with the Subadvisory Agreement.

In addition, the Board considered other potential indirect benefits that the Subadvisor and its affiliates may receive from the Subadvisor's relationship with the fund, such as the opportunity to provide advisory services to additional funds in the John Hancock Fund Complex and reputational benefits.

Subadvisory fees. The Board considered that the fund pays an advisory fee to the Advisor and that, in turn, the Advisor pays a subadvisory fee to the Subadvisor. As noted above, the Board also considered the fund's subadvisory fees as compared to similarly situated investment companies deemed to be comparable to the fund as included in the report prepared by the independent third party provider of fund data, to the extent available. The Board noted that the limited size of the Lipper peer group was not sufficient for comparative purposes. The Board also took into account the subadvisory fees paid by the Advisor to the Subadvisor with respect to the fund and compared them to fees charged by the Subadvisor to manage other subadvised portfolios and portfolios not subject to regulation under the 1940 Act, as applicable.

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Subadvisor performance. As noted above, the Board considered the fund's performance as compared to the fund's peer group and the benchmark index and noted that the Board reviews information about the fund's performance results at its regularly scheduled meetings. The Board noted the Advisor's expertise and resources in monitoring the performance, investment style and risk-adjusted performance of the Subadvisor. The Board was mindful of the Advisor's focus on the Subadvisor's performance. The Board also noted the Subadvisor's long-term performance record for similar accounts, as applicable.

The Board's decision to approve the Subadvisory Agreement was based on a number of determinations, including the following:

(1)	the Subadvisor has extensive experience and demonstrated skills as a manager;
(2)	the Board concluded that the fund's performance has generally been in line with or outperformed the historical performance of comparable funds over the longer term;
(3)	the subadvisory fee is reasonable in relation to the level and quality of services being provided under the Subadvisory Agreement; and
(4)	noted that the subadvisory fees are paid by the Advisor not the fund and that the subadvisory fee breakpoints are reflected as breakpoints in the advisory fees for the fund in order to permit shareholders to benefit from economies of scale if the fund grows.

* * *

Based on the Board's evaluation of all factors that the Board deemed to be material, including those factors described above, the Board, including the Independent Trustees, concluded that renewal of the Advisory Agreement and the Subadvisory Agreement would be in the best interest of the fund and its shareholders. Accordingly, the Board, and the Independent Trustees voting separately, approved the Advisory Agreement and Subadvisory Agreement for an additional one-year period.

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Trustees and Officers

This chart provides information about the Trustees and Officers who oversee your John Hancock fund. Officers elected by the Trustees manage the day-to-day operations of the fund and execute policies formulated by the Trustees.

Independent Trustees

Name, year of birth Position(s) held with Trust Principal occupation(s) and other directorships during past 5 years	Trustee of the Trust since[1]	Number of John Hancock funds overseen by Trustee
Hassell H. McClellan, Born: 1945	2005	216
Trustee and Chairperson of the Board
Director/Trustee, Virtus Funds (since 2008); Director, The Barnes Group (since 2010); Associate Professor, The Wallace E. Carroll School of Management, Boston College (retired 2013). Trustee (since 2014) and Chairperson of the Board (since 2017), John Hancock Collateral Trust; Trustee (since 2015) and Chairperson of the Board (since 2017), John Hancock Exchange-Traded Fund Trust; Trustee (since 2012) and Chairperson of the Board (since 2017), John Hancock retail funds[3]; Trustee (2005-2006 and since 2012) and Chairperson of the Board (since 2017), John Hancock Funds III; Trustee (since 2005) and Chairperson of the Board (since 2017), John Hancock Variable Insurance Trust and John Hancock Funds II.

Charles L. Bardelis,[2] Born: 1941	2005	216
Trustee
Director, Island Commuter Corp. (marine transport). Trustee, John Hancock Collateral Trust (since 2014), Trustee, John Hancock Exchange-Traded Fund Trust (since 2015); Trustee, John Hancock retail funds[3] (since 2012); Trustee, John Hancock Funds III (2005-2006 and since 2012); Trustee, John Hancock Variable Insurance Trust (since 1988); Trustee, John Hancock Funds II (since 2005).

James R. Boyle, Born: 1959	2015	216
Trustee
Chief Executive Officer, Foresters Financial (since 2018); Chairman and Chief Executive Officer, Zillion Group, Inc. (formerly HealthFleet, Inc.) (healthcare) (2014-2018); Executive Vice President and Chief Executive Officer, U.S. Life Insurance Division of Genworth Financial, Inc. (insurance) (January 2014-July 2014); Senior Executive Vice President, Manulife Financial Corporation, President and Chief Executive Officer, John Hancock (1999-2012); Chairman and Director, John Hancock Advisers, LLC, John Hancock Funds, LLC, and John Hancock Investment Management Services, LLC (2005-2010). Trustee, John Hancock Collateral Trust and John Hancock Exchange-Traded Fund Trust (since 2015); Trustee, John Hancock retail funds[3] (2005-2010; 2012-2014 and since 2015); Trustee, John Hancock Variable Insurance Trust and John Hancock Funds II (2005-2014 and since 2015).

Peter S. Burgess,[2] Born: 1942	2005	216
Trustee
Consultant (financial, accounting, and auditing matters) (since 1999); Certified Public Accountant; Partner, Arthur Andersen (independent public accounting firm) (prior to 1999); Director, Lincoln Educational Services Corporation (since 2004); Director, Symetra Financial Corporation (2010-2016); Director, PMA Capital Corporation (2004-2010). Trustee, John Hancock Collateral Trust (since 2014); Trustee, John Hancock Exchange-Traded Fund Trust (since 2015); Trustee, John Hancock retail funds[3] (since 2012); Trustee, John Hancock Funds III (2005-2006 and since 2012); Trustee, John Hancock Variable Insurance Trust and John Hancock Funds II (since 2005).

William H. Cunningham, Born: 1944	2012	216
Trustee
Professor, University of Texas, Austin, Texas (since 1971); former Chancellor, University of Texas System and former President of the University of Texas, Austin, Texas; Chairman (since 2009) and Director (since 2006), Lincoln National Corporation (insurance); Director, Southwest Airlines (since 2000); former Director, LIN Television (2009-2014). Trustee, John Hancock retail funds[3] (since 1986); Trustee, John Hancock Variable Insurance Trust (since 2012); Trustee, John Hancock Funds II (2005-2006 and since 2012); Trustee, John Hancock Collateral Trust (since 2014); Trustee, John Hancock Exchange-Traded Fund Trust (since 2015).

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Independent Trustees (continued)

Name, year of birth Position(s) held with Trust Principal occupation(s) and other directorships during past 5 years	Trustee of the Trust since[1]	Number of John Hancock funds overseen by Trustee
Grace K. Fey, Born: 1946	2008	216
Trustee
Chief Executive Officer, Grace Fey Advisors (since 2007); Director and Executive Vice President, Frontier Capital Management Company (1988-2007); Director, Fiduciary Trust (since 2009). Trustee, John Hancock Collateral Trust (since 2014); Trustee, John Hancock Exchange-Traded Fund Trust (since 2015); Trustee, John Hancock retail funds[3] (since 2012); Trustee, John Hancock Variable Insurance Trust and John Hancock Funds II (since 2008).

Theron S. Hoffman,[2] Born: 1947	2008	216
Trustee
Chief Executive Officer, T. Hoffman Associates, LLC (consulting firm) (since 2003); Director, The Todd Organization (consulting firm) (2003-2010); President, Westport Resources Management (investment management consulting firm) (2006-2008); Board Member, Senior Managing Director, Partner, and Operating Head, Putnam Investments (2000-2003); Executive Vice President, The Thomson Corp. (financial and legal information publishing) (1997-2000). Trustee, John Hancock Collateral Trust (since 2014); Trustee, John Hancock Exchange-Traded Fund Trust (since 2015); Trustee, John Hancock retail funds[3] (since 2012); Trustee, John Hancock Variable Insurance Trust and John Hancock Funds II (since 2008).

Deborah C. Jackson, Born: 1952	2012	216
Trustee
President, Cambridge College, Cambridge, Massachusetts (since 2011); Board of Directors, National Association of Corporate Directors/New England (since 2015); Board of Directors, Association of Independent Colleges and Universities of Massachusetts (since 2014); Chief Executive Officer, American Red Cross of Massachusetts Bay (2002-2011); Board of Directors of Eastern Bank Corporation (since 2001); Board of Directors of Eastern Bank Charitable Foundation (since 2001); Board of Directors of American Student Assistance Corporation (1996-2009); Board of Directors of Boston Stock Exchange (2002-2008); Board of Directors of Harvard Pilgrim Healthcare (health benefits company) (2007-2011). Trustee, John Hancock retail funds[3] (since 2008); Trustee, John Hancock Variable Insurance Trust and John Hancock Funds II (since 2012); Trustee, John Hancock Collateral Trust (since 2014); and Trustee, John Hancock Exchange-Traded Fund Trust (since 2015).

James M. Oates, Born: 1946	2005	216

Trustee
Managing Director, Wydown Group (financial consulting firm) (since 1994); Chairman and Director, Emerson Investment Management, Inc. (2000-2015); Independent Chairman, Hudson Castle Group, Inc. (formerly IBEX Capital Markets, Inc.) (financial services company) (1997-2011); Director, Stifel Financial (since 1996); Director, Investor Financial Services Corporation (1995-2007); Director, Connecticut River Bancorp (1998-2014); Director/Trustee, Virtus Funds (since 1988). Trustee (since 2014) and Chairperson of the Board (2014-2016), John Hancock Collateral Trust; Trustee (since 2015) and Chairperson of the Board (2015-2016), John Hancock Exchange-Traded Fund Trust; Trustee (since 2012) and Chairperson of the Board (2012-2016), John Hancock retail funds[3]; Trustee (2005-2006 and since 2012) and Chairperson of the Board (2012-2016), John Hancock Funds III; Trustee (since 2004) and Chairperson of the Board (2005-2016), John Hancock Variable Insurance Trust; Trustee (since 2005) and Chairperson of the Board, John Hancock Funds II (2005-2016).

Steven R. Pruchansky, Born: 1944	2012	216
Trustee and Vice Chairperson of the Board
Managing Director, Pru Realty (since 2017); Chairman and Chief Executive Officer, Greenscapes of Southwest Florida, Inc. (since 2000); Director and President, Greenscapes of Southwest Florida, Inc. (until 2000); Member, Board of Advisors, First American Bank (until 2010); Managing Director, Jon James, LLC (real estate) (since 2000); Partner, Right Funding, LLC (2014-2017); Director, First Signature Bank & Trust Company (until 1991); Director, Mast Realty Trust (until 1994); President, Maxwell Building Corp. (until 1991). Trustee (since 1992) and Chairperson of the Board (2011-2012), John Hancock retail funds[3]; Trustee and Vice Chairperson of the Board, John Hancock retail funds[3] John Hancock Variable Insurance Trust, and John Hancock Funds II (since 2012); Trustee and Vice Chairperson of the Board, John Hancock Collateral Trust (since 2014); Trustee and Vice Chairperson of the Board, John Hancock Exchange-Traded Fund Trust (since 2015).

ANNUAL REPORT   |   JOHN HANCOCK GLOBAL EQUITY FUND       46

Independent Trustees (continued)

Name, year of birth Position(s) held with Trust Principal occupation(s) and other directorships during past 5 years	Trustee of the Trust since[1]	Number of John Hancock funds overseen by Trustee
Gregory A. Russo, Born: 1949	2012	216
Trustee
Director and Audit Committee Chairman (since 2012), and Member, Audit Committee and Finance Committee (since 2011), NCH Healthcare System, Inc. (holding company for multi-entity healthcare system); Director and Member (since 2012) and Finance Committee Chairman (since 2014), The Moorings, Inc. (nonprofit continuing care community); Vice Chairman, Risk & Regulatory Matters, KPMG LLP (KPMG) (2002-2006); Vice Chairman, Industrial Markets, KPMG (1998-2002); Chairman and Treasurer, Westchester County, New York, Chamber of Commerce (1986-1992); Director, Treasurer, and Chairman of Audit and Finance Committees, Putnam Hospital Center (1989-1995); Director and Chairman of Fundraising Campaign, United Way of Westchester and Putnam Counties, New York (1990-1995). Trustee, John Hancock retail funds[3] (since 2008); Trustee, John Hancock Variable Insurance Trust and John Hancock Funds II (since 2012); Trustee, John Hancock Collateral Trust (since 2014); Trustee, John Hancock Exchange-Traded Fund Trust (since 2015).

Non-Independent Trustees4

Name, year of birth Position(s) held with Trust Principal occupation(s) and other directorships during past 5 years	Trustee of the Trust since[1]	Number of John Hancock funds overseen by Trustee
Andrew G. Arnott, Born: 1971	2017	216
President and Non-Independent Trustee
Executive Vice President, John Hancock Financial Services (since 2009, including prior positions); Director and Executive Vice President, John Hancock Advisers, LLC (since 2005, including prior positions); Director and Executive Vice President, John Hancock Investment Management Services, LLC (since 2006, including prior positions); President, John Hancock Funds, LLC (since 2004, including prior positions); President, John Hancock retail funds,[3] John Hancock Variable Insurance Trust, and John Hancock Funds II (since 2007, including prior positions); President, John Hancock Collateral Trust and John Hancock Exchange-Traded Fund Trust (since 2014). Trustee, John Hancock Collateral Trust, John Hancock Exchange-Traded Fund Trust, John Hancock retail funds,[3] John Hancock Variable Insurance Trust, and John Hancock Funds II (since 2017).

Marianne Harrison, Born: 1963	2018	216
Non-Independent Trustee
President and CEO, John Hancock (since 2017); President and CEO, Manulife Canadian Division (2013-2017); Member, Board of Directors, American Council of Life Insurers (ACLI) (since 2018); Member, Board of Directors, Communitech, an industry-led innovation center that fosters technology companies in Canada (since 2017); Member, Board of Directors, Manulife Assurance Canada (since 2015); Board Member, St. Mary's General Hospital Foundation (since 2014); Member, Board of Directors, Manulife Bank of Canada (since 2013); Member, Standing Committee of the Canadian Life & Health Assurance Association (since 2013); Member, Board of Directors, John Hancock USA, John Hancock Life & Health, John Hancock New York (2012-2013). Trustee, John Hancock Collateral Trust, John Hancock Exchange-Traded Fund Trust, John Hancock retail funds[3], John Hancock Variable Insurance Trust, and John Hancock Funds II (since 2018).

Warren A. Thomson, Born: 1955	2012	216
Non-Independent Trustee
Senior Executive Vice President and Chief Investment Officer, Manulife Financial Corporation and The Manufacturers Life Insurance Company (since 2009); Chairman, Manulife Asset Management (since 2001, including prior positions); Director and Chairman, Manulife Asset Management Limited (since 2006); Director and Chairman, Hancock Natural Resources Group, Inc. (since 2013). Trustee, John Hancock retail funds,[3] John Hancock Variable Insurance Trust, and John Hancock Funds II (since 2012); Trustee, John Hancock Collateral Trust (since 2014); Trustee, John Hancock Exchange-Traded Fund Trust (since 2015).

ANNUAL REPORT   |   JOHN HANCOCK GLOBAL EQUITY FUND       47

Principal officers who are not Trustees

Name, year of birth Position(s) held with Trust Principal occupation(s) during past 5 years	Officer of the Trust since
John J. Danello, Born: 1955	2014
Senior Vice President, Secretary, and Chief Legal Officer
Vice President and Chief Counsel, John Hancock Wealth Management (since 2005); Senior Vice President (since 2007) and Chief Legal Counsel (2007-2010), John Hancock Funds, LLC and The Berkeley Financial Group, LLC; Senior Vice President (since 2006, including prior positions) and Chief Legal Officer and Secretary (since 2014), John Hancock retail funds,[3] John Hancock Funds II and John Hancock Variable Insurance Trust; Senior Vice President, Secretary and Chief Legal Officer, John Hancock Collateral Trust and John Hancock Exchange-Traded Fund Trust (since 2014); Vice President, John Hancock Life & Health Insurance Company (since 2009); Vice President, John Hancock Life Insurance Company (USA) and John Hancock Life Insurance Company of New York (since 2010); and Senior Vice President, Secretary and Chief Legal Counsel (2007-2014, including prior positions) of John Hancock Advisers, LLC and John Hancock Investment Management Services, LLC.

Francis V. Knox, Jr., Born: 1947	2005
Chief Compliance Officer
Vice President, John Hancock Financial Services (since 2005); Chief Compliance Officer, John Hancock retail funds,[3] John Hancock Variable Insurance Trust, John Hancock Funds II, John Hancock Advisers, LLC, and John Hancock Investment Management Services, LLC (since 2005); Chief Compliance Officer, John Hancock Collateral Trust and John Hancock Exchange-Traded Fund Trust (since 2014).

Charles A. Rizzo, Born: 1957	2007
Chief Financial Officer
Vice President, John Hancock Financial Services (since 2008); Senior Vice President, John Hancock Advisers, LLC and John Hancock Investment Management Services, LLC (since 2008); Chief Financial Officer, John Hancock retail funds,[3] John Hancock Variable Insurance Trust and John Hancock Funds II (since 2007); Chief Financial Officer, John Hancock Collateral Trust and John Hancock Exchange-Traded Fund Trust (since 2014).

Salvatore Schiavone, Born: 1965	2009
Treasurer
Assistant Vice President, John Hancock Financial Services (since 2007); Vice President, John Hancock Advisers, LLC and John Hancock Investment Management Services, LLC (since 2007); Treasurer, John Hancock retail funds[3] (since 2007, including prior positions); Treasurer, John Hancock Variable Insurance Trust and John Hancock Funds II (2007-2009 and since 2010, including prior positions); Treasurer, John Hancock Collateral Trust and John Hancock Exchange-Traded Fund Trust (since 2014).

The business address for all Trustees and Officers is 601 Congress Street, Boston, Massachusetts 02210-2805.

The Statement of Additional Information of the fund includes additional information about members of the Board of Trustees of the Trust and is available without charge, upon request, by calling 800-225-5291.

1	Each Trustee holds office until his or her successor is elected and qualified, or until the Trustee's death, retirement, resignation, or removal. Mr. Boyle has served as Trustee at various times prior to the date listed in the table.
2	Member of the Audit Committee.
3	"John Hancock retail funds" comprises John Hancock Funds III and 40 other John Hancock funds consisting of 30 series of other John Hancock trusts and 10 closed-end funds.
4	The Trustee is a Non-Independent Trustee due to current or former positions with the Advisor and certain affiliates.
ANNUAL REPORT   |   JOHN HANCOCK GLOBAL EQUITY FUND       48

More information

Trustees

Hassell H. McClellan, Chairperson
Steven R. Pruchansky, Vice Chairperson
Andrew G. Arnott†
Charles L. Bardelis*
James R. Boyle
Peter S. Burgess*
William H. Cunningham
Grace K. Fey
Marianne Harrison†#
Theron S. Hoffman*
Deborah C. Jackson
James M. Oates
Gregory A. Russo
Warren A. Thomson†

Officers

Andrew G. Arnott
President

John J. Danello
Senior Vice President, Secretary,
and Chief Legal Officer

Francis V. Knox, Jr.
Chief Compliance Officer

Charles A. Rizzo
Chief Financial Officer

Salvatore Schiavone
Treasurer

Investment advisor

John Hancock Advisers, LLC

Subadvisor

John Hancock Asset Management a division of Manulife Asset Management (US) LLC

Principal distributor

John Hancock Funds, LLC

Custodian

Citibank, N.A.

Transfer agent

John Hancock Signature Services, Inc.

Legal counsel

K&L Gates LLP

Independent registered public accounting firm

PricewaterhouseCoopers LLP

*Member of the Audit Committee
†Non-Independent Trustee
#Effective 6-19-18

The fund's proxy voting policies and procedures, as well as the fund proxy voting record for the most recent twelve-month period ended June 30, are available free of charge on the Securities and Exchange Commission (SEC) website at sec.gov or on our website.

The fund's complete list of portfolio holdings, for the first and third fiscal quarters, is filed with the SEC on Form N-Q. The fund's Form N-Q is available on our website and the SEC's website, sec.gov, and can be reviewed and copied (for a fee) at the SEC's Public Reference Room in Washington, DC. Call 800-SEC-0330 to receive information on the operation of the SEC's Public Reference Room.

We make this information on your fund, as well as monthly portfolio holdings, and other fund details available on our website at jhinvestments.com or by calling 800-225-5291.

You can also contact us:
800-225-5291 jhinvestments.com	Regular mail: John Hancock Signature Services, Inc. P.O. Box 55913 Boston, MA 02205-5913	Express mail: John Hancock Signature Services, Inc. Suite 55913 30 Dan Road Canton, MA 02021

ANNUAL REPORT   |   JOHN HANCOCK GLOBAL EQUITY FUND       49

John Hancock family of funds

DOMESTIC EQUITY FUNDS

Blue Chip Growth

Classic Value

Disciplined Value

Disciplined Value Mid Cap

Equity Income

Financial Industries

Fundamental All Cap Core

Fundamental Large Cap Core

Fundamental Large Cap Value

Natural Resources

New Opportunities

Regional Bank

Small Cap Core

Small Cap Growth

Small Cap Value

Strategic Growth

U.S. Global Leaders Growth

U.S. Growth

Value Equity

GLOBAL AND INTERNATIONAL EQUITY FUNDS

Disciplined Value International

Emerging Markets

Emerging Markets Equity

Fundamental Global Franchise

Global Equity

Global Shareholder Yield

Greater China Opportunities

International Growth

International Small Company

International Value Equity

INCOME FUNDS

Bond

California Tax-Free Income

Emerging Markets Debt

Floating Rate Income

Government Income

High Yield

High Yield Municipal Bond

Income

Investment Grade Bond

Money Market

Short Duration Credit Opportunities

Spectrum Income

Strategic Income Opportunities

Tax-Free Bond

ALTERNATIVE AND SPECIALTY FUNDS

Absolute Return Currency

Alternative Asset Allocation

Enduring Assets

Global Absolute Return Strategies

Global Conservative Absolute Return

Global Focused Strategies

Redwood

Seaport Long/Short

Technical Opportunities

A fund's investment objectives, risks, charges, and expenses should be considered carefully before investing. The prospectus contains this and other important information about the fund. To obtain a prospectus, contact your financial professional, call John Hancock Investments at 800-225-5291, or visit our website at jhinvestments.com. Please read the prospectus carefully before investing or sending money.

ASSET ALLOCATION

Balanced

Income Allocation

Multi-Index Lifetime Portfolios

Multi-Index Preservation Portfolios

Multimanager Lifestyle Portfolios

Multimanager Lifetime Portfolios

Retirement Income 2040

EXCHANGE-TRADED FUNDS

John Hancock Multifactor Consumer Discretionary ETF

John Hancock Multifactor Consumer Staples ETF

John Hancock Multifactor Developed International ETF

John Hancock Multifactor Energy ETF

John Hancock Multifactor Financials ETF

John Hancock Multifactor Healthcare ETF

John Hancock Multifactor Industrials ETF

John Hancock Multifactor Large Cap ETF

John Hancock Multifactor Materials ETF

John Hancock Multifactor Mid Cap ETF

John Hancock Multifactor Small Cap ETF

John Hancock Multifactor Technology ETF

John Hancock Multifactor Utilities ETF

ENVIRONMENTAL, SOCIAL, AND GOVERNANCE FUNDS

ESG All Cap Core

ESG Core Bond

ESG International Equity

ESG Large Cap Core

CLOSED-END FUNDS

Financial Opportunities

Hedged Equity & Income

Income Securities Trust

Investors Trust

Preferred Income

Preferred Income II

Preferred Income III

Premium Dividend

Tax-Advantaged Dividend Income

Tax-Advantaged Global Shareholder Yield

John Hancock Multifactor ETF shares are bought and sold at market price (not NAV), and are not individually redeemed from the fund. Brokerage commissions will reduce returns.

John Hancock ETFs are distributed by Foreside Fund Services, LLC, and are subadvised by Dimensional Fund Advisors LP.
Foreside is not affiliated with John Hancock Funds, LLC or Dimensional Fund Advisors LP.

Dimensional Fund Advisors LP receives compensation from John Hancock in connection with licensing rights to the
John Hancock Dimensional indexes. Dimensional Fund Advisors LP does not sponsor, endorse, or sell, and makes no representation as to the advisability of investing in, John Hancock Multifactor ETFs.

John Hancock Investments

A trusted brand

John Hancock Investments is a premier asset manager representing one of
America's most trusted brands, with a heritage of financial stewardship dating back to 1862. Helping our shareholders pursue their financial goals is at the core of everything we do. It's why we support the role of professional financial advice and operate with the highest standards of conduct and integrity.

A better way to invest

We serve investors globally through a unique multimanager approach:
We search the world to find proven portfolio teams with specialized expertise for every strategy we offer, then we apply robust investment oversight to ensure they continue to meet our uncompromising standards and serve the best interests of our shareholders.

Results for investors

Our unique approach to asset management enables us to provide a diverse set of investments backed by some of the world's best managers, along with strong risk-adjusted returns across asset classes.

John Hancock Funds, LLC ■ Member FINRA, SIPC 601 Congress Street ■ Boston, MA 02210-2805 800-225-5291 ■ jhinvestments.com
This report is for the information of the shareholders of John Hancock Global Equity Fund . It is not authorized for distribution to prospective investors unless preceded or accompanied by a prospectus.
MF601554	425A 8/18 10/18

John Hancock

Income Allocation Fund

Annual report 8/31/18

A message to shareholders

Dear shareholder,

Financial markets around the world have experienced a meaningful rise in volatility this year, particularly when compared with the unusual calm of 2017.  Short-term uncertainty notwithstanding, the good news is that asset prices of stocks are ultimately driven by fundamentals, and those continue to appear extremely supportive across most of the globe. The question for investors is whether risk assets in the remaining months of 2018 take their cues from trends currently in place, the policy and political wavering that have characterized much of the year so far, or will changes in interest and inflation rates impact the duration of the bull market.

On the fixed-income side, it has been a challenging time, as both short- and long-term yields rose steadily higher. Inflation fears sparked a sell-off in credit segments of the markets in early 2018, while a strong economy led the U.S. Federal Reserve (Fed) to continue normalizing monetary policy. Meanwhile, foreign bonds, especially emerging-market debt, suffered declines as the U.S. dollar strengthened materially versus a range of major currencies; recent questions about the solvency of some of the more heavily indebted nations also raised concerns.

Your best resource in unpredictable and volatile markets is your financial advisor, who can help position your portfolio so that it's sufficiently diversified to meet your long-term objectives and to withstand the inevitable turbulence along the way.

On behalf of everyone at John Hancock Investments, I'd like to take this opportunity to welcome new shareholders and to thank existing shareholders for the continued trust you've placed in us.

Sincerely,

Andrew G. Arnott
President and CEO,
John Hancock Investments
Head of Wealth and Asset Management,
United States and Europe

This commentary reflects the CEO's views, which are subject to change at any time. Investing involves risks, including the potential loss of principal. Diversification does not guarantee investment returns and does not eliminate risk of loss. For more up-to-date information, please visit our website at jhinvestments.com.

John Hancock
Income Allocation Fund

2	Your fund at a glance
4	Discussion of fund performance
8	A look at performance
10	Your expenses
12	Fund's investments
14	Financial statements
17	Financial highlights
21	Notes to financial statements
28	Report of independent registered public accounting firm
29	Tax information
30	Continuation of investment advisory and subadvisory agreements
36	Trustees and Officers
40	More information

ANNUAL REPORT   |   JOHN HANCOCK INCOME ALLOCATION FUND       1

Your fund at a glance

INVESTMENT OBJECTIVE

The fund seeks to provide a high level of current income with consideration for capital appreciation and preservation.

AVERAGE ANNUAL TOTAL RETURNS AS OF 8/31/18 (%)

The Blended Index comprises 70% Bloomberg Barclays U.S. Aggregate Bond Index and 30% MSCI World Index.

It is not possible to invest in an index. Index figures do not reflect expenses or sales charges, which would result in lower returns.

Figures from Morningstar, Inc. include reinvested distributions and do not take into account sales charges. Actual load-adjusted performance is lower. Since-inception returns for the Morningstar fund category average are not available.

The past performance shown here reflects reinvested distributions and the beneficial effect of any expense reductions, and does not guarantee future results. Performance of the other share classes will vary based on the difference in the fees and expenses of those classes. Shares will fluctuate in value and, when redeemed, may be worth more or less than their original cost. Current month-end performance may be lower or higher than the performance cited, and can be found at jhinvestments.com or by calling 800-225-5291. For further information on the fund's objectives, risks, and strategy, see the fund's prospectus.

ANNUAL REPORT   |   JOHN HANCOCK INCOME ALLOCATION FUND       2

PERFORMANCE HIGHLIGHTS OVER THE LAST TWELVE MONTHS

Mixed results for financial assets

While stocks, high-yield bonds, and bank loans posted gains for the period, interest-rate-sensitive fixed-income investments generally lost ground.

The fund underperformed its benchmark

Although the fund delivered a positive absolute return, it lagged the blended benchmark.

The fund's positioning in equities was the primary cause of its shortfall

An emphasis on higher-dividend stocks put the fund out of step with the strong returns for faster-growing, momentum-driven market segments.

ASSET ALLOCATION AS OF 8/31/18 (%)

Equity	13.4
International Equity	13.4
Fixed income	71.5
Multi-Sector Bond	25.8
Intermediate Bond	22.8
High Yield Bond	10.1
Emerging-Market Debt	7.1
Bank Loan	4.2
Global Bond	1.5
Exchange-traded funds	14.3
Short-term investments and other	0.8

As a percentage of net assets.

A note about risks

The fund's performance depends on the advisor's ability to determine the strategic asset class allocations, the mix of underlying funds, and the performance of those underlying funds. The underlying funds' performance may be lower than the performance of the asset class that they were selected to represent. The fund is subject to the same risks as the underlying funds in which it invests, which include the following: Stocks, bonds, and derivatives can decline due to adverse issuer, market, regulatory, or economic developments; foreign investing, especially in emerging markets, has additional risks, such as currency and market volatility and political and social instability; the securities of medium- and small-capitalization companies are subject to higher volatility than larger, more established companies; and high-yield bonds are subject to additional risks, such as increased risk of default and interest-rate risk. Because the fund may focus on one or more industries or sectors of the economy, its performance depends in large part on the performance of those sectors or industries. Owning an exchange-traded fund generally reflects the risks of owning the underlying securities it is designed to track, which may cause lack of liquidity, more volatility, and increased management fees. Liquidity—the extent to which a security may be sold or a derivative position closed without negatively affecting its market value—may be impaired by reduced trading volume, heightened volatility, rising interest rates, and other market conditions. Derivative transactions, such as hedging and other strategic transactions, may increase a fund's volatility and could produce disproportionate losses, potentially more than the fund's principal investment. For additional information on these and other risk considerations, please see the fund's prospectus.

ANNUAL REPORT   |   JOHN HANCOCK INCOME ALLOCATION FUND       3

Discussion of fund performance

An interview with Portfolio Manager Nathan W. Thooft, CFA, John Hancock Asset Management a division of Manulife Asset Management (US) LLC

Nathan W. Thooft, CFA
Portfolio Manager
John Hancock Asset Management

How did the global financial markets perform over the 12 months ended August 31, 2018?

Financial assets produced mixed results. Although stocks, high-yield bonds, and bank loans posted gains, interest-rate-sensitive fixed-income investments generally finished in the red.

The disparity in returns among the major categories largely stemmed from the backdrop of positive global growth. The U.S. economy continued to lead the way, with the combination of lower taxes and reduced regulation fueling rising business activity and declining unemployment. Economic conditions were less favorable overseas, particularly in the wake of disruptions in the emerging markets during the latter part of the period, but world growth generally remained on an upward trajectory. These trends fueled strong gains in corporate earnings and positive investor sentiment, which proved highly supportive for stocks. The MSCI World Index—the equity component of the fund's blended benchmark—produced a gain of 13.77%. Dividend stocks lagged the broader indexes, however, as investors displayed a preference of faster growers and momentum-driven stocks over more conservative dividend payers.

In contrast, economic health was a significant headwind to the bond market. The U.S. Federal Reserve (Fed) tightened monetary policy by enacting three quarter-point interest-rate increases and reducing its balance sheet through the continued unwinding of its quantitative easing program. These developments, in combination with softer demand for safer investments, fueled a meaningful increase in U.S. Treasury yields. The two-year Treasury note, which is highly responsive to Fed policy, increased from 1.33% to 2.62%, while the yield on the 10-year note climbed from 2.12% to

ANNUAL REPORT   |   JOHN HANCOCK INCOME ALLOCATION FUND       4

"Although stocks, high-yield bonds, and bank loans posted gains, interest-rate-sensitive fixed-income investments generally finished in the red."
2.86%. The rising yields on government bonds pressured returns across the rest of the investment-grade market, contributing to losses for higher-rated corporate bonds. In this environment, the Bloomberg Barclays U.S. Aggregate Bond Index experienced a loss of 1.05%. Credit-sensitive segments of the bond market—such as high-yield issues and bank loans—fared better due to the improvement in corporate earnings, but they nonetheless finished with returns that were well behind those of global equities.

How did the fund perform?

The Class A shares of the fund generated a positive return of 0.80% (excluding sales charges), but underperformed the blended benchmark, a 70%/30% mix of the Bloomberg Barclays U.S. Aggregate Bond Index and the MSCI World Index, respectively.

What elements of the fund's positioning affected results?

Our approach within the equity portfolio was the primary reason for the fund's underperformance. The combined return of the fund's equity investments, while positive, was slightly under half of the gain for the MSCI World Index. The underperformance was the result of two aspects of our approach. First, our focus on high dividend stocks—which is a function of our income orientation—prevented the fund from fully participating in the strong gain for the broader market. Second, we've gradually shifted the portfolio to an overweight position in international equities relative to the blended index. This move reflected our view that the foreign markets had more attractive valuations and greater upside earnings potential, which we believe provides the foundation for higher average annualized total returns over the next five years. In the short term, however, foreign stocks lagged due to the combined effect of slowing overseas growth and U.S. dollar strength.

On the positive side, the equity portfolio benefited from our decision to maintain a position in domestic real estate investment trusts through the Vanguard Real Estate ETF. The asset class rallied

ANNUAL REPORT   |   JOHN HANCOCK INCOME ALLOCATION FUND       5

from early February onward as investors grew more comfortable with the interest-rate outlook, and it closed with a return above that of the broader equity market. In addition, a holding in Global X MLP ETF—which invests in master limited partnerships that own pipelines and energy storage facilities—performed well on the strength of rising oil prices.

We made up for some of the performance deficit in equities through a stronger showing on the fixed-income side. The largest contributions came from allocations to credit-sensitive categories, which were somewhat insulated from the effect of rising interest rates. An allocation to senior loans, which we achieved through an investment in Floating Rate Income Fund (Bain Capital), was a particularly strong performer. Loans, in addition to benefiting from the improving economy, also attracted demand since their floating-rate feature allowed their yields to ratchet upward in conjunction with interest rates. Positions in funds invested in high-yield bonds also added value by allowing the fund to participate in the category's meaningful outperformance.

On the other end of the spectrum, an allocation to emerging-market debt was a key detractor. We have a positive longer-term view on the asset class due to its above-average yields, as well as important underlying trends such as improving corporate governance and the growth of the consumer sector. The category underperformed in the latter half of the period due to political and economic turmoil in several key nations, however, causing it to finish well behind the domestic, investment-grade securities represented in the fixed-income benchmark.

What was the thinking behind the fund's positioning?

We continue to pursue income opportunities throughout the world financial markets while drawing on proprietary risk models in an effort to minimize portfolio volatility. We allocate capital across income-producing investment strategies managed by a diverse set of portfolio teams, where each manager has specialized knowledge and a specific area of expertise. We believe the fund's mix of interest-rate- and credit-sensitive fixed-income investments, dividend stocks, and alternative equity categories is consistent with this goal. We therefore made no major changes to the portfolio during the course of the period. However, we did gradually shift toward a higher weighting in fixed income. The fund held 71.5% of its net assets in bond funds at the end of August, which compared with our

ANNUAL REPORT   |   JOHN HANCOCK INCOME ALLOCATION FUND       6

longer-term target of 70%. With bonds having trailed stocks by such a wide margin in recent years, we believed the risk/reward equation had moved in favor of the former.

Within the portfolio's fixed-income allocation, we continued to favor credit-sensitive investments—such as high-yield bonds, loans, and the emerging markets—over those with a higher degree of interest-rate sensitivity. We believed this was the appropriate positioning given the backdrop of healthy economic growth and tighter Fed policy. In addition, the higher yields of the credit sectors offered a more favorable starting point for total returns compared with higher-rated issues. On the equity side, we maintained an emphasis on dividend-paying stocks. Although this segment lagged considerably in the past 12 months, we believe dividends are likely to play a larger role in performance if the market returns begin to cool in the coming years.

Can you tell us about a recent manager change?

Effective July 12, 2018, Robert M. Boyda retired and is no longer part of the management team. The rest of the team will continue to manage the fund.

MANAGED BY

Nathan W. Thooft, CFA On the fund since inception Investing since 2000
Christopher Walsh, CFA On the fund since 2018 Investing since 2002

The views expressed in this report are exclusively those of Nathan W. Thooft, CFA, John Hancock Asset Management, and are subject to change. They are not meant as investment advice. Please note that the holdings discussed in this report may not have been held by the fund for the entire period. Portfolio composition is subject to review in accordance with the fund's investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk.
ANNUAL REPORT   |   JOHN HANCOCK INCOME ALLOCATION FUND       7

A look at performance

TOTAL RETURNS FOR THE PERIOD ENDED  AUGUST 31, 2018

Average annual total returns (%) with maximum sales charge			Cumulative total returns (%) with maximum sales charge	SEC 30-day yield (%) subsidized	SEC 30-day yield (%) unsubsidized[1]
	1-year	Since inception[2]	Since inception[2]	as of 8-31-18	as of 8-31-18
Class A	-3.20	1.78	6.93	3.29	-0.52
Class C	-0.88	2.14	8.37	2.72	-1.23
Class I3	1.11	3.19	12.67	3.69	-0.28
Class R6[3]	1.20	3.32	13.21	3.82	-0.16
Index 1†	-1.05	1.73	6.73	—	—
Index 2†	13.71	9.15	39.44	—	—
Index 3†	3.26	4.03	16.19	—	—

Performance figures assume all distributions have been reinvested. Figures reflect maximum sales charges on Class A shares of 4.00% and the applicable contingent deferred sales charge (CDSC) on Class C shares. Class C shares sold within one year of purchase are subject to a 1% CDSC. Sales charges are not applicable to Class I and Class R6 shares.

The expense ratios of the fund, both net (including any fee waivers and/or expense limitations) and gross (excluding any fee waivers and/or expense limitations), are set forth according to the most recent publicly available prospectus for the fund and may differ from those disclosed in the Financial highlights tables in this report. Net expenses reflect contractual expense limitations in effect until December 31, 2018 and are subject to change. Had the contractual fee waivers and expense limitations not been in place, gross expenses would apply. The following expense ratios include the expenses of the underlying funds in which the fund. The expense ratios are as follows:

	Class A	Class C	Class I	Class R6
Gross (%)	3.37	4.07	3.06	2.97
Net (%)	1.22	1.92	0.91	0.82

Please refer to the most recent prospectus and annual or semiannual report for more information on expenses and any expense limitation arrangements for each class.

The returns reflect past results and should not be considered indicative of future performance. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility and other factors, the fund's current performance may be higher or lower than the performance shown. For current to the most recent month-end performance data, please call 800-225-5291 or visit the fund's website at jhinvestments.com.

The performance table above and the chart on the next page do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The fund's performance results reflect any applicable fee waivers or expense reductions, without which the expenses would increase and results would have been less favorable.

†	Index 1 is the Bloomberg Barclays U.S. Aggregate Bond Index; Index 2 is the MSCI World Index; Index 3 is 70% Bloomberg Barclays U.S. Aggregate Bond Index and 30% MSCI World Index.

See the following page for footnotes.

ANNUAL REPORT   |   JOHN HANCOCK INCOME ALLOCATION FUND       8

This chart and table show what happened to a hypothetical $10,000 investment in John Hancock Income Allocation Fund for the share classes and periods indicated, assuming all distributions were reinvested. For comparison, we've shown the same investment in same investment in a blended index and two separate indexes.

	Start date	With maximum sales charge ($)	Without sales charge ($)	Index 1 ($)	Index 2 ($)	Index 3 ($)
Class C4	11-14-14	10,837	10,837	10,673	13,944	11,619
Class I3	11-14-14	11,267	11,267	10,673	13,944	11,619
Class R6[3]	11-14-14	11,321	11,321	10,673	13,944	11,619

The Bloomberg Barclays U.S. Aggregate Bond Index is an unmanaged index of dollar-denominated and non-convertible investment-grade debt issue.

The MSCI World Index (gross of foreign withholding tax on dividends) is a free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of developed markets.

The Blended Index comprises 70% Bloomberg Barclays U.S. Aggregate Bond Index and 30% MSCI World Index.

It is not possible to invest in an index. Index figures do not reflect expenses or sales charges, which would result in lower returns.

Footnotes related to performance pages

1	Unsubsidized yield reflects what the yield would have been without the effect of reimbursements and waivers.
2	From 11-14-14.
3	For certain types of investors, as described in the fund's prospectus.
4	The contingent deferred sales charge is not applicable.
ANNUAL REPORT   |   JOHN HANCOCK INCOME ALLOCATION FUND       9

Your expenses
These examples are intended to help you understand your ongoing operating expenses of investing in the fund so you can compare these costs with the ongoing costs of investing in other mutual funds.
Understanding fund expenses
As a shareholder of the fund, you incur two types of costs:
■Transaction costs, which include sales charges (loads) on purchases or redemptions (varies by share class), minimum account fee charge, etc.
■Ongoing operating expenses, including management fees, distribution and service fees (if applicable), and other fund expenses.
We are presenting only your ongoing operating expenses here.
Actual expenses/actual returns
The first line of each share class in the table on the following page is intended to provide information about the fund’s actual ongoing operating expenses, and is based on the fund’s actual return. It assumes an account value of $1,000.00 on March 1, 2018, with the same investment held until August 31, 2018.
Together with the value of your account, you may use this information to estimate the operating expenses that you paid over the period. Simply divide your account value at August 31, 2018, by $1,000.00, then multiply it by the “expenses paid” for your share class from the table. For example, for an account value of $8,600.00, the operating expenses should be calculated as follows:
Hypothetical example for comparison purposes
The second line of each share class in the table on the following page allows you to compare the fund’s ongoing operating expenses with those of any other fund. It provides an example of the fund’s hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed 5% annualized return before expenses (which is not the fund’s actual return). It assumes an account value of $1,000.00 on March 1, 2018, with the same investment held until August 31, 2018. Look in any other fund shareholder report to find its hypothetical example and you will be able to compare these expenses. Please remember that these hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.
Remember, these examples do not include any transaction costs, therefore, these examples will not help you to determine the relative total costs of owning different funds. If transaction costs were included, your expenses would have been higher. See the prospectus for details regarding transaction costs.
10	JOHN HANCOCK INCOME ALLOCATION FUND | ANNUAL REPORT

SHAREHOLDER EXPENSE EXAMPLE CHART

		Account value on 3-1-2018	Ending value on 8-31-2018	Expenses paid during period ended 8-31-2018[1]	Annualized expense ratio[2]
Class A	Actual expenses/actual returns	$1,000.00	$1,004.00	$3.18	0.63%
	Hypothetical example	1,000.00	1,022.00	3.21	0.63%
Class C	Actual expenses/actual returns	1,000.00	1,000.40	6.66	1.32%
	Hypothetical example	1,000.00	1,018.60	6.72	1.32%
Class I	Actual expenses/actual returns	1,000.00	1,004.50	1.72	0.34%
	Hypothetical example	1,000.00	1,023.50	1.73	0.34%
Class R6	Actual expenses/actual returns	1,000.00	1,006.00	1.16	0.23%
	Hypothetical example	1,000.00	1,024.00	1.17	0.23%

[1]	Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).
[2]	Ratios do not include expense indirectly incurred from underlying funds and can vary based on the mix of underlying funds held by the fund.
ANNUAL REPORT | JOHN HANCOCK INCOME ALLOCATION FUND	11

Fund’s investments
AS OF 8-31-18
	Shares	Value
Affiliated investment companies (A) 84.9%		$5,244,871
(Cost $5,341,009)
Equity 13.4%		828,906
Global Equity, Class NAV, JHF II (JHAM) (B)(C)	21,969	262,089
Global Shareholder Yield, Class NAV, JHF III (Epoch)	50,028	566,817
Fixed income 71.5%		4,415,965
Bond, Class NAV, JHSB (JHAM) (B)(C)	91,227	1,406,716
Emerging Markets Debt, Class NAV, JHF II (JHAM) (B)(C)	49,265	435,993
Floating Rate Income, Class NAV, JHF II (Bain Capital)	31,137	262,793
Global Bond, Class NAV, JHF II (PIMCO)	7,280	92,526
High Yield, Class NAV, JHBT (JHAM) (B)(C)	57,687	197,868
High Yield, Class NAV, JHF II (WAMCO)	28,245	228,785
Short Duration Credit Opportunities, Class NAV, JHF II (Stone Harbor)	28,281	265,275
Strategic Income Opportunities, Class NAV, JHF II (JHAM) (B)(C)	128,323	1,328,141

U.S. High Yield Bond, Class NAV, JHF II (Wells Capital)	17,667	197,868
Unaffiliated investment companies 14.3%		$881,574
(Cost $840,954)
Exchange-traded funds 14.3%		881,574
Global X MLP ETF	11,413	111,619
iShares U.S. Preferred Stock ETF	3,279	124,405
SPDR S&P International Dividend ETF	3,979	152,555
Vanguard Extended Duration Treasury ETF	270	30,788
Vanguard Global ex-U.S. Real Estate ETF	1,062	61,384
Vanguard High Dividend Yield ETF	3,874	338,625
Vanguard Real Estate ETF	740	62,198

	Yield* (%)	Maturity date	Par value^	Value
Short-term investments 2.1%				$129,752
(Cost $129,747)
U.S. Government 0.6%				34,970
U.S. Treasury Bill	1.886	09-20-18	35,000	34,970

	Yield (%)	Shares	Value
Money market funds 1.5%			94,782
State Street Institutional U.S. Government Money Market Fund, Premier Class	1.8679(D)	94,782	94,782

Total investments (Cost $6,311,710) 101.3%	$6,256,197
Other assets and liabilities, net (1.3)%	(82,552)
Total net assets 100.0%	$6,173,645

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
^All par values are denominated in U.S. dollars unless otherwise indicated.
12	JOHN HANCOCK INCOME ALLOCATION FUND | ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

Security Abbreviations and Legend
JHBT	John Hancock Bond Trust
JHF II	John Hancock Funds II
JHF III	John Hancock Funds III
JHSB	John Hancock Sovereign Bond Fund
(A)	The underlying funds' subadvisor is shown parenthetically.
(B)	The subadvisor is an affiliate of the advisor.
(C)	Manulife Asset Management (US) LLC is doing business as John Hancock Asset Management.
(D)	The rate shown is the annualized seven-day yield as of 8-31-18.
*	Yield represents either the annualized yield at the date of purchase, the stated coupon rate or, for floating rate securities, the rate at period end.
At 8-31-18, the aggregate cost of investments for federal income tax purposes was $6,390,229. Net unrealized depreciation aggregated to $134,032, of which $59,347 related to gross unrealized appreciation and $193,379 related to gross unrealized depreciation.
Subadvisors of Affiliated Underlying Funds
BCSF Advisors, LP (Bain Capital Credit)	(Bain Capital)
Epoch Investment Partners, Inc.	(Epoch)
John Hancock Asset Management	(JHAM)
Pacific Investment Management Company LLC	(PIMCO)
Stone Harbor Investment Partners LP	(Stone Harbor)
Wells Capital Management, Incorporated	(Wells Capital)
Western Asset Management Company	(WAMCO)
SEE NOTES TO FINANCIAL STATEMENTS	ANNUAL REPORT | JOHN HANCOCK INCOME ALLOCATION FUND	13

Financial statements
STATEMENT OF ASSETS AND LIABILITIES 8-31-18

Assets
Unaffiliated investments, at value (Cost $970,701)	$1,011,326
Affiliated investments, at value (Cost $5,341,009)	5,244,871
Total investments, at value (Cost $6,311,710)	6,256,197
Dividends and interest receivable	13,004
Receivable for fund shares sold	5,250
Receivable for investments sold	2,334
Receivable for securities lending income	39
Other assets	16,222
Total assets	6,293,046
Liabilities
Due to custodian	132
Payable for investments purchased	13,309
Payable for fund shares repurchased	2,456
Payable to affiliates
Accounting and legal services fees	525
Transfer agent fees	564
Trustees' fees	84
Other liabilities and accrued expenses	102,331
Total liabilities	119,401
Net assets	$6,173,645
Net assets consist of
Paid-in capital	$10,491,068
Accumulated net realized gain (loss) on investments	(4,261,910)
Net unrealized appreciation (depreciation) on investments	(55,513)
Net assets	$6,173,645

Net asset value per share
Based on net asset value and shares outstanding - the fund has an unlimited number of shares authorized with no par value
Class A ($4,873,251 ÷ 504,198 shares) [1]	$9.67
Class C ($894,672 ÷ 92,851 shares) [1]	$9.64
Class I ($280,247 ÷ 28,975 shares)	$9.67
Class R6 ($125,475 ÷ 12,967 shares)	$9.68
Maximum offering price per share
Class A (net asset value per share ÷ 96%)[2]	$10.07

[1]	Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.
[2]	On single retail sales of less than $50,000. On sales of $50,000 or more and on group sales the offering price is reduced.
14	JOHN HANCOCK INCOME ALLOCATION FUND | ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

STATEMENT OF OPERATIONS For the year ended  8-31-18

Investment income
Income distributions received from affiliated investments	$394,889
Dividends	63,775
Interest	4,194
Securities lending	1,547
Total investment income	464,405
Expenses
Investment management fees	46,085
Distribution and service fees	38,097
Accounting and legal services fees	1,741
Transfer agent fees	12,471
Trustees' fees	115
Custodian fees	22,315
State registration fees	59,670
Printing and postage	18,432
Professional fees	66,404
Other	9,118
Total expenses	274,448
Less expense reductions	(198,953)
Net expenses	75,495
Net investment income	388,910
Realized and unrealized gain (loss)
Net realized gain (loss) on
Unaffiliated investments	104,614
Affiliated investments	(37,264)
Capital gain distributions received from unaffiliated investments	233
Capital gain distributions received from affiliated investments	32,455
100,038
Change in net unrealized appreciation (depreciation) of
Unaffiliated investments	(60,244)
Affiliated investments	(372,058)
(432,302)
Net realized and unrealized loss	(332,264)
Increase in net assets from operations	$56,646

SEE NOTES TO FINANCIAL STATEMENTS	ANNUAL REPORT | JOHN HANCOCK INCOME ALLOCATION FUND	15

STATEMENTS OF CHANGES IN NET ASSETS

	Year ended 8-31-18	Year ended 8-31-17
Increase (decrease) in net assets
From operations
Net investment income	$388,910	$281,108
Net realized gain (loss)	100,038	(1,560)
Change in net unrealized appreciation (depreciation)	(432,302)	253,332
Increase in net assets resulting from operations	56,646	532,880
Distributions to shareholders
From net investment income
Class A	(234,988)	(140,507)
Class C	(45,060)	(41,125)
Class I	(93,305)	(102,487)
Class R6	(20,731)	(20,965)
From net realized gain
Class A	(1,803)	(576)
Class C	(491)	(257)
Class I	(770)	(426)
Class R6	(157)	(81)
Total distributions	(397,305)	(306,424)
From fund share transactions	(4,554,348)	3,735,966
Total increase (decrease)	(4,895,007)	3,962,422
Net assets
Beginning of year	11,068,652	7,106,230
End of year	$6,173,645	$11,068,652
Undistributed net investment income	—	$2,686
16	JOHN HANCOCK INCOME ALLOCATION FUND | ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

Financial highlights
CLASS A SHARES Period ended	8-31-18	8-31-17	8-31-16	8-31-15 [1]
Per share operating performance
Net asset value, beginning of period	$9.93	$9.75	$9.55	$10.00
Net investment income[2,3]	0.32	0.29	0.31	0.23
Net realized and unrealized gain (loss) on investments	(0.24)	0.21	0.34	(0.42)
Total from investment operations	0.08	0.50	0.65	(0.19)
Less distributions
From net investment income	(0.34)	(0.32)	(0.43)	(0.25)
From net realized gain	— [4]	— [4]	(0.02)	(0.01)
Total distributions	(0.34)	(0.32)	(0.45)	(0.26)
Net asset value, end of period	$9.67	$9.93	$9.75	$9.55
Total return (%)[5,6]	0.80	5.30	7.13	(2.00) [7]
Ratios and supplemental data
Net assets, end of period (in millions)	$5	$6	$3	$4
Ratios (as a percentage of average net assets):
Expenses before reductions[8]	2.28	2.77	4.17	1.17 [9]
Expenses including reductions[8]	0.62	0.63	0.62	0.85 [9]
Net investment income[3]	3.26	2.96	3.33	2.85 [9]
Portfolio turnover (%)	50	17	34	131

[1]	Period from 11-14-14 (commencement of operations) to 8-31-15.
[2]	Based on average daily shares outstanding.
[3]	Net investment income is affected by the timing and frequency of the declaration of dividends by the underlying funds in which the fund invests.
[4]	Less than $0.005 per share.
[5]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[6]	Does not reflect the effect of sales charges, if any.
[7]	Not annualized.
[8]	Ratios do not include expenses indirectly incurred from underlying funds and can vary based on the mix of underlying funds held by the fund.
[9]	Annualized.
SEE NOTES TO FINANCIAL STATEMENTS	ANNUAL REPORT | JOHN HANCOCK INCOME ALLOCATION FUND	17

CLASS C SHARES Period ended	8-31-18	8-31-17	8-31-16	8-31-15 [1]
Per share operating performance
Net asset value, beginning of period	$9.90	$9.72	$9.53	$10.00
Net investment income[2,3]	0.25	0.22	0.24	0.17
Net realized and unrealized gain (loss) on investments	(0.24)	0.22	0.35	(0.44)
Total from investment operations	0.01	0.44	0.59	(0.27)
Less distributions
From net investment income	(0.27)	(0.26)	(0.38)	(0.19)
From net realized gain	— [4]	— [4]	(0.02)	(0.01)
Total distributions	(0.27)	(0.26)	(0.40)	(0.20)
Net asset value, end of period	$9.64	$9.90	$9.72	$9.53
Total return (%)[5,6]	0.09	4.58	6.41	(2.71) [7]
Ratios and supplemental data
Net assets, end of period (in millions)	$1	$2	$1	$1
Ratios (as a percentage of average net assets):
Expenses before reductions[8]	2.98	3.47	4.86	1.87 [9]
Expenses including reductions[8]	1.32	1.33	1.32	1.55 [9]
Net investment income[3]	2.54	2.30	2.58	2.16 [9]
Portfolio turnover (%)	50	17	34	131

[1]	Period from 11-14-14 (commencement of operations) to 8-31-15.
[2]	Based on average daily shares outstanding.
[3]	Net investment income is affected by the timing and frequency of the declaration of dividends by the underlying funds in which the fund invests.
[4]	Less than $0.005 per share.
[5]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[6]	Does not reflect the effect of sales charges, if any.
[7]	Not annualized.
[8]	Ratios do not include expenses indirectly incurred from underlying funds and can vary based on the mix of underlying funds held by the fund.
[9]	Annualized.
18	JOHN HANCOCK INCOME ALLOCATION FUND | ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

CLASS I SHARES Period ended	8-31-18	8-31-17	8-31-16	8-31-15 [1]
Per share operating performance
Net asset value, beginning of period	$9.93	$9.76	$9.55	$10.00
Net investment income[2,3]	0.36	0.32	0.33	0.26
Net realized and unrealized gain (loss) on investments	(0.25)	0.20	0.36	(0.43)
Total from investment operations	0.11	0.52	0.69	(0.17)
Less distributions
From net investment income	(0.37)	(0.35)	(0.46)	(0.27)
From net realized gain	— [4]	— [4]	(0.02)	(0.01)
Total distributions	(0.37)	(0.35)	(0.48)	(0.28)
Net asset value, end of period	$9.67	$9.93	$9.76	$9.55
Total return (%)[5]	1.11	5.51	7.51	(1.76) [6]
Ratios and supplemental data
Net assets, end of period (in millions)	$— [7]	$3	$2	$2
Ratios (as a percentage of average net assets):
Expenses before reductions[8]	1.98	2.46	3.86	0.84 [9]
Expenses including reductions[8]	0.32	0.31	0.31	0.53 [9]
Net investment income[3]	3.59	3.32	3.48	3.17 [9]
Portfolio turnover (%)	50	17	34	131

[1]	Period from 11-14-14 (commencement of operations) to 8-31-15.
[2]	Based on average daily shares outstanding.
[3]	Net investment income is affected by the timing and frequency of the declaration of dividends by the underlying funds in which the fund invests.
[4]	Less than $0.005 per share.
[5]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[6]	Not annualized.
[7]	Less than $500,000.
[8]	Ratios do not include expenses indirectly incurred from underlying funds and can vary based on the mix of underlying funds held by the fund.
[9]	Annualized.
SEE NOTES TO FINANCIAL STATEMENTS	ANNUAL REPORT | JOHN HANCOCK INCOME ALLOCATION FUND	19

CLASS R6 SHARES Period ended	8-31-18	8-31-17	8-31-16	8-31-15 [1]
Per share operating performance
Net asset value, beginning of period	$9.94	$9.76	$9.55	$10.00
Net investment income[2,3]	0.37	0.33	0.34	0.26
Net realized and unrealized gain (loss) on investments	(0.25)	0.21	0.35	(0.42)
Total from investment operations	0.12	0.54	0.69	(0.16)
Less distributions
From net investment income	(0.38)	(0.36)	(0.46)	(0.28)
From net realized gain	— [4]	— [4]	(0.02)	(0.01)
Total distributions	(0.38)	(0.36)	(0.48)	(0.29)
Net asset value, end of period	$9.68	$9.94	$9.76	$9.55
Total return (%)[5]	1.20	5.73	7.62	(1.68) [6]
Ratios and supplemental data
Net assets, end of period (in millions)	$— [7]	$1	$1	$— [7]
Ratios (as a percentage of average net assets):
Expenses before reductions[8]	1.88	2.37	3.76	0.74 [9]
Expenses including reductions[8]	0.22	0.22	0.20	0.42 [9]
Net investment income[3]	3.69	3.42	3.57	3.31 [9]
Portfolio turnover (%)	50	17	34	131

[1]	Period from 11-14-14 (commencement of operations) to 8-31-15.
[2]	Based on average daily shares outstanding.
[3]	Net investment income is affected by the timing and frequency of the declaration of dividends by the underlying funds in which the fund invests.
[4]	Less than $0.005 per share.
[5]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[6]	Not annualized.
[7]	Less than $500,000.
[8]	Ratios do not include expenses indirectly incurred from underlying funds and can vary based on the mix of underlying funds held by the fund.
[9]	Annualized.
20	JOHN HANCOCK INCOME ALLOCATION FUND | ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

Notes to financial statements

Note 1 — Organization

John Hancock Income Allocation Fund (the fund) is a series of John Hancock Funds II (the Trust), an open-end management investment company organized as a Massachusetts business trust and registered under the Investment Company Act of 1940, as amended (the 1940 Act). The investment objective of the fund is to seek to provide a high level of current income with consideration for capital appreciation and preservation.

The fund operates as a "fund of funds", that may invest in other series of the Trust, other funds in the John Hancock group of funds complex, non-John Hancock funds and certain other investments.

The fund may offer multiple classes of shares. The shares currently offered by the fund are detailed in the Statement of assets and liabilities. Class A and Class C are offered to all investors. Class I shares are offered to institutions and certain investors. Class R6 shares are only available to certain retirement plans, institutions and other investors. Class C shares convert to Class A shares ten years after purchase (certain exclusions may apply). Shareholders of each class have exclusive voting rights to matters that affect that class. The distribution and service fees, if any, and transfer agent fees for each class may differ.

The accounting policies of the John Hancock underlying funds in which the fund invests are outlined in the underlying funds' shareholder reports, which include the underlying funds' financial statements, available without charge by calling 800-344-1029 or visiting jhinvestments.com, on the Securities and Exchange Commission (SEC) website at sec.gov or at the SEC's public reference room in Washington, D.C. The underlying funds are not covered by this report.

Note 2 — Significant accounting policies

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (US GAAP), which require management to make certain estimates and assumptions as of the date of the financial statements. Actual results could differ from those estimates and those differences could be significant. The fund qualifies as an investment company under Topic 946 of Accounting Standards Codification of US GAAP.

Events or transactions occurring after the end of the fiscal period through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the fund:

Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 p.m., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the net asset value (NAV) may be determined as of the regularly scheduled close of the NYSE pursuant to the fund's Valuation Policies and Procedures.

In order to value the securities, the fund uses the following valuation techniques: Investments by the fund in underlying affiliated funds and other open-end mutual funds are valued at their respective NAVs each business day. Exchange traded funds held by the fund are valued at the last sale price or official closing price on the exchange or principal market where the security trades. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Debt obligations are valued based on the evaluated prices provided by an independent pricing vendor or from broker-dealers. Independent pricing vendors utilize matrix pricing which takes into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data, as well as broker supplied prices.

In certain instances, the Pricing Committee may determine to value equity securities using prices obtained from another exchange or market if trading on the exchange or market on which prices are typically obtained did not open for trading as scheduled, or if trading closed earlier than scheduled, and trading occurred as normal on another exchange or market.

Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the fund's Pricing Committee following procedures established by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed.

ANNUAL REPORT   |   JOHN HANCOCK INCOME ALLOCATION FUND       21

The fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities, including registered investment companies. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the fund's own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.

As of August 31, 2018, all investments are categorized as Level 1 under the hierarchy described above, except for U.S. Treasury bills which are categorized as Level 2.

Security transactions and related investment income. Investment security transactions are accounted for on a trade date plus one basis for daily NAV calculations. However, for financial reporting purposes, investment transactions are reported on trade date. Interest income is accrued as earned. Income and capital gain distributions from underlying funds are recorded on ex-date. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds from litigation.

Securities lending. The fund may lend its securities to earn additional income. The fund receives cash collateral from the borrower in an amount not less than the market value of the loaned securities. The fund will invest its collateral in JHCT, an affiliate of the fund, which has a floating NAV and is registered with the Securities and Exchange Commission as an investment company. JHCT invests in short-term money market investments. The fund will receive the benefit of any gains and bear any losses generated by JHCT with respect to the cash collateral.

The fund has the right to recall loaned securities on demand. If a borrower fails to return loaned securities when due, then the lending agent is responsible and indemnifies the fund for the lent securities. The lending agent uses the collateral received from the borrower to purchase replacement securities of the same issue, type, class and series of the loaned securities. If the value of the collateral is less than the purchase cost of replacement securities, the lending agent is responsible for satisfying the shortfall but only to the extent that the shortfall is not due to any decrease in the value of JHCT.

Although the risk of the loss of the securities lent is mitigated by receiving collateral from the borrower and through lending agent indemnification, the fund could experience a delay in recovering securities or could experience a lower than expected return if the borrower fails to return the securities on a timely basis. The fund receives compensation for lending its securities by retaining a portion of the return on the investment of the collateral and compensation from fees earned from borrowers of the securities. Securities lending income received by the fund is net of fees retained by the securities lending agent. Net income received from JHCT is a component of securities lending income as recorded on the Statement of operations. As of August 31, 2018, there were no securities on loan.

Line of credit. The fund may have the ability to borrow from banks for temporary or emergency purposes, including meeting redemption requests that otherwise might require the untimely sale of securities. Pursuant to the fund's custodian agreement, the custodian may loan money to the fund to make properly authorized payments. The fund is obligated to repay the custodian for any overdraft, including any related costs or expenses. The custodian may have a lien, security interest or security entitlement in any fund property that is not otherwise segregated or pledged, to the extent of any overdraft, and to the maximum extent permitted by law. Any overdrafts at period end are presented under the caption Due to custodian in the Statement of assets and liabilities.

The fund and other affiliated funds have entered into a syndicated line of credit agreement with Citibank, N.A. as the administrative agent that enables them to participate in a $750 million unsecured committed line of credit. Excluding commitments designated for a certain fund and subject to the needs of all other affiliated funds, the fund can borrow up to an aggregate commitment amount of $500 million, subject to asset coverage and other limitations as specified in the agreement. A commitment fee payable at the end of each calendar quarter, based on the average daily unused portion of the line of credit, is charged to each participating fund based on a combination of fixed and asset based allocations and is reflected in Other expenses on the Statement of

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operations. For the year ended August 31, 2018, the fund had no borrowings under the line of credit. Commitment fees for the year ended August 31, 2018 were $1,982.

Expenses. Within the John Hancock group of funds complex, expenses that are directly attributable to an individual fund are allocated to such fund. Expenses that are not readily attributable to a specific fund are allocated among all funds in an equitable manner, taking into consideration, among other things, the nature and type of expense and the fund's relative net assets. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Class allocations. Income, common expenses and realized and unrealized gains (losses) are determined at the fund level and allocated daily to each class of shares based on the net assets of the class. Class-specific expenses, such as distribution and service fees, if any, and transfer agent fees, for all classes, are charged daily at the class level based on the net assets of each class and the specific expense rates applicable to each class.

Federal income taxes. The fund intends to continue to qualify as a regulated investment company by complying with the applicable provisions of the Internal Revenue Code and will not be subject to federal income tax on taxable income that is distributed to shareholders. Therefore, no federal income tax provision is required.

For federal income tax purposes, as of August 31, 2018, the fund has a short-term capital loss carryforward of $4,183,391 available to offset future net realized capital gains. This carryforward does not expire.

As of August 31, 2018, the fund had no uncertain tax positions that would require financial statement recognition, derecognition or disclosure. The fund's federal tax returns are subject to examination by the Internal Revenue Service for a period of three years.

Distribution of income and gains. Distributions to shareholders from net investment income and net realized gains, if any, are recorded on the ex-date. The fund generally declares and pays dividends monthly and capital gain distributions, if any, annually.

The tax character of distributions for the years ended August 31, 2018 and 2017 was as follows:

	August 31, 2018	August 31, 2017
Ordinary Income	$397,305	$306,424

Distributions paid by the fund with respect to each class of shares are calculated in the same manner, at the same time and in the same amount, except for the effect of class level expenses that may be applied differently to each class. As of August 31, 2018, the fund has no distributable earnings on a tax basis.

Such distributions and distributable earnings, on a tax basis, are determined in conformity with income tax regulations, which may differ from US GAAP. Distributions in excess of tax basis earnings and profits, if any, are reported in the fund's financial statements as a return of capital. Short-term gains from underlying funds are treated as ordinary income for tax purposes.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences, if any, will reverse in a subsequent period. Book-tax differences are primarily attributable to wash sale loss deferrals.

Note 3 — Guarantees and indemnifications

Under the Trust's organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust, including the fund. Additionally, in the normal course of business, the fund enters into contracts with service providers that contain general indemnification clauses. The fund's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the fund that have not yet occurred. The risk of material loss from such claims is considered remote.

Note 4 — Fees and transactions with affiliates

John Hancock Advisers, LLC (the Advisor) serves as investment advisor for the fund. John Hancock Funds, LLC (the Distributor), an affiliate of the Advisor, serves as principal underwriter of the fund. The Advisor and the Distributor are indirect, wholly owned subsidiaries of Manulife Financial Corporation (MFC).

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Management fee. The fund pays the Advisor a management fee for its services to the fund. The Advisor has a subadvisory agreement with John Hancock Asset Management a division of Manulife Asset Management (US) LLC, an indirectly owned subsidiary of MFC and an affiliate of the Advisor. The fund is not responsible for payment of the subadvisory fees.

The management fee has two components: (1) a fee on assets invested in a fund of the Trust or John Hancock Funds III (JHF III); and (2) a fee on assets invested in investments other than a fund of the Trust of JHF III (Other assets).

Management fees are determined in accordance with the following schedule:

	First $5.0 billion of average	Excess over $5.0 billion of
	net assets	average net assets
Assets in a fund of the Trust or JHF III	0.200%	0.175%
Other Assets	0.650%	0.625%

The Advisor has contractually agreed to reduce its management fee or make payments to the fund if other expenses of the fund exceed 0.04% of average net assets. Expenses excluded from this waiver include advisory fees, taxes, brokerage commissions, interest expense, litigation and indemnification expenses, and other extraordinary expenses not incurred in the ordinary course of the fund's business, class specific expenses, underlying fund expenses (acquired fund fees) and short dividend expense. The current expense limitation agreement expires on December 31, 2018, unless renewed by mutual agreement of the fund and the Advisor based upon a determination that this is appropriate under the circumstances at that time.

The Advisor has contractually agreed to waive its advisory fees so that the aggregate management fee amount retained by the Advisor, with respect to both the fund and its underlying investments, after payment of subadvisory fees for the fund does not exceed 0.45% of the fund's average net assets. The current expense limitation agreement expires on December 31,2018, unless renewed by mutual agreement of the fund and Advisor based upon a determination that this is appropriate under the circumstances at the time.

The expense reductions described above amounted to the following for the year ended August 31, 2018:

Class	Expense reduction	Class	Expense reduction
Class A	$119,263	Class R6	$9,215
Class C	28,462	Total	$198,953
Class I	42,013

Expenses waived or reimbursed in the current fiscal period are not subject to recapture in future fiscal periods.

The investment management fees, including the impact of the waivers and reimbursements as described above, incurred for the year ended August 31, 2018 were equivalent to a net annual effective rate of 0.00% of the fund's average daily net assets.

Accounting and legal services. Pursuant to a service agreement, the fund reimburses the Advisor for all expenses associated with providing the administrative, financial, legal, compliance, accounting and recordkeeping services to the fund, including the preparation of all tax returns, periodic reports to shareholders and regulatory reports, among other services. These expenses are allocated to each share class based on its relative net assets at the time the expense was incurred. These accounting and legal services fees incurred for the year ended August 31, 2018 amounted to an annual rate of 0.01% of the fund's average daily net assets.

Distribution and service plans. The fund has a distribution agreement with the Distributor. The fund has adopted distribution and service plans with respect to Class A and Class C pursuant to Rule 12b-1 under the 1940 Act, to pay the Distributor for services provided as the distributor of shares of the fund. The fund may pay up to the following contractual rates of distribution and service fees under these arrangements, expressed as an annual percentage of average daily net assets for each class of the fund's shares.

Class	Rule 12b-1 fee
Class A	0.30%
Class C	1.00%

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Sales charges. Class A shares are assessed up-front sales charges, which resulted in payments to the Distributor amounting to $9,655 for the year ended August 31, 2018. Of this amount, $1,302 was retained and used for printing prospectuses, advertising, sales literature and other purposes and $8,353 was paid as sales commissions to broker-dealers.

Class A and Class C shares may be subject to contingent deferred sales charges (CDSCs). Certain Class A shares that are acquired through purchases of $1 million or more and are redeemed within one year of purchase are subject to a 1.00% sales charge. Class C shares that are redeemed within one year of purchase are subject to a 1.00% CDSC. CDSCs are applied to the lesser of the current market value at the time of redemption or the original purchase cost of the shares being redeemed. Proceeds from CDSCs are used to compensate the Distributor for providing distribution-related services in connection with the sale of these shares. During the year ended August 31, 2018, CDSCs received by the Distributor amounted to $711 for Class C shares. There were no CDSCs received by the Distributor for Class A shares.

Transfer agent fees. The John Hancock group of funds has a complex-wide transfer agent agreement with John Hancock Signature Services, Inc. (Signature Services), an affiliate of the Advisor. The transfer agent fees paid to Signature Services are determined based on the cost to Signature Services (Signature Services Cost) of providing recordkeeping services. It also includes out-of-pocket expenses, including payments made to third-parties for recordkeeping services provided to their clients who invest in one or more John Hancock funds. In addition, Signature Services Cost may be reduced by certain fees that Signature Services receives in connection with retirement and small accounts. Signature Services Cost is calculated monthly and allocated, as applicable, to five categories of share classes: Retail Share and Institutional Share Classes of Non-Municipal Bond Funds, Class R6 Shares, Retirement Share Classes and Municipal Bond Share Classes. Within each of these categories, the applicable costs are allocated to the affected John Hancock affiliated funds and/or classes, based on the relative average daily net assets.

Class level expenses. Class level expenses for the year ended August 31, 2018 were:

Class	Distribution and service fees	Transfer agent fees
Class A	$20,913	$7,513
Class C	17,184	1,850
Class I	—	3,036
Class R6	—	72
Total	$38,097	$12,471

Trustee expenses. The fund compensates each Trustee who is not an employee of the Advisor or its affiliates. The costs of paying Trustee compensation and expenses are allocated to the fund based on its net assets relative to other funds within the John Hancock group of funds complex.

Note 5 — Fund share transactions

Transactions in fund shares for the years ended August 31, 2018 and 2017 were as follows:

		Year ended 8-31-18		Year ended 8-31-17
	Shares	Amount	Shares	Amount
Class A shares
Sold	430,821	$4,255,125	314,049	$3,050,771
Distributions reinvested	24,183	236,790	14,568	141,083
Repurchased	(528,872)	(5,154,078)	(80,517)	(785,206)
Net increase (decrease)	(73,868)	$(662,163)	248,100	$2,406,648
Class C shares
Sold	55,556	$549,830	125,484	$1,203,060
Distributions reinvested	4,505	44,044	4,235	40,810
Repurchased	(148,534)	(1,447,471)	(39,739)	(382,713)
Net increase (decrease)	(88,473)	$(853,597)	89,980	$861,157

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		Year ended 8-31-18		Year ended 8-31-17
	Shares	Amount	Shares	Amount
Class I shares
Sold	11,777	$117,881	40,184	$389,640
Distributions reinvested	9,578	94,075	10,625	102,913
Repurchased	(286,488)	(2,778,431)	(9,024)	(88,630)
Net increase (decrease)	(265,133)	$(2,566,475)	41,785	$403,923
Class R6 shares
Sold	2,724	$26,692	4,439	$43,192
Distributions reinvested	2,092	20,545	2,171	21,046
Repurchased	(53,560)	(519,350)	—	—
Net increase (decrease)	(48,744)	$(472,113)	6,610	$64,238
Total net increase (decrease)	(476,218)	$(4,554,348)	386,475	$3,735,966

Affiliates of the fund owned 100% of shares of Class R6 shares on August 31, 2018. Such concentration of shareholders' capital could have a material effect on the fund if such shareholders redeem from the fund.

Note 6 — Purchase and sale of securities

Purchases and sales of securities, other than short-term investments, amounted to $5,474,902 and $9,710,471, respectively, for the year ended August 31, 2018.

Note 7 — Investment in affiliated underlying funds

The fund invests primarily in affiliated underlying funds that are managed by the Advisor and its affiliates. The fund does not invest in the affiliated underlying funds for the purpose of exercising management or control; however, the fund's investment may represent a significant portion of each underlying fund's net assets. At August 31, 2018, the fund did not hold 5% or more of the net assets of any underlying fund.

Information regarding each portfolio's purchases and sales of the affiliated underlying funds as well as income and capital gains earned, if any, during the period is as follows:

					Dividends and distributions
Fund	Beginning share amount	Shares purchased	Shares sold	Ending share amount	Income distributions received	Capital gain distributions received	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Ending value
Bond	155,324	67,907	(132,004)	91,227	$98,418	—	($55,570)	($64,797)	$1,406,716
Emerging Markets Debt	65,931	47,080	(63,746)	49,265	38,515	—	(4,673)	(68,010)	435,993
Floating Rate Income	54,549	25,889	(49,301)	31,137	22,622	—	(8,483)	8,130	262,793
Global Bond	12,690	5,139	(10,549)	7,280	85	—	5,602	(6,748)	92,526
Global Equity	36,032	21,393	(35,456)	21,969	8,565	$32,455	31,635	(40,495)	262,089
Global Income	22,666	8,548	(31,214)	—	10,873	—	(6,935)	(6,192)	—
Global Real Estate	22,385	7,051	(29,436)	—	3,838	—	(1,610)	(7,825)	—
Global Shareholder Yield	100,334	39,858	(90,164)	50,028	37,858	—	61,233	(62,885)	566,817
High Yield (JHAM)	92,435	48,766	(83,514)	57,687	20,314	—	(3,543)	(7,160)	197,868

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					Dividends and distributions
Fund	Beginning share amount	Shares purchased	Shares sold	Ending share amount	Income distributions received	Capital gain distributions received	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Ending value
High Yield (WAMCO)	52,841	24,012	(48,608)	28,245	$27,760	—	($5,727)	($3,280)	$228,785
John Hancock Collateral Trust*	—	417,338	(417,338)	—	—	—	(76)	—	—
Short Duration Credit Opportunities	39,013	28,007	(38,739)	28,281	17,151	—	(6,147)	(9,705)	265,275
Strategic Income Opportunities	213,341	91,076	(176,094)	128,323	89,035	—	(41,493)	(96,126)	1,328,141
U.S. High Yield Bond	28,541	14,385	(25,259)	17,667	19,855	—	(1,477)	(6,965)	197,868
					$394,889	$32,455	($37,264)	($372,058)	$5,244,871
*Refer to the Securities lending note within Note 2 for details regarding this investment.

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REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Trustees of John Hancock Funds II and Shareholders of John Hancock Income Allocation Fund

Opinion on the Financial Statements

We have audited the accompanying statement of assets and liabilities, including the fund's investments, of John Hancock Income Allocation Fund (one of the funds constituting John Hancock Funds II, referred to hereafter as the "Fund") as of August 31, 2018, the related statement of operations for the year ended August 31, 2018, the statements of changes in net assets for each of the two years in the period ended August 31, 2018, including the related notes, and the financial highlights for each of the periods indicated therein (collectively referred to as the "financial statements"). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of August 31, 2018, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended August 31, 2018 and the financial highlights for each of the periods indicated therein in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements are the responsibility of the Fund's management. Our responsibility is to express an opinion on the Fund's financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) ("PCAOB") and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of August 31, 2018 by correspondence with the custodian, transfer agent and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

/s/ PricewaterhouseCoopers LLP

Boston, Massachusetts

October 26, 2018

We have served as the auditor of one or more investment companies in the John Hancock group of funds since 1988.

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TAX INFORMATION

Unaudited

For federal income tax purposes, the following information is furnished with respect to the distributions of the fund, if any, paid during its taxable year ended August 31, 2018.

The fund reports the maximum amount allowable of its net taxable income as eligible for the corporate dividends-received deduction.

The fund reports the maximum amount allowable of its net taxable income as qualified dividend income as provided in the Jobs and Growth Tax Relief Reconciliation Act of 2003.

Eligible shareholders will be mailed a 2018 Form 1099-DIV in early 2019. This will reflect the tax character of all distributions paid in calendar year 2018.

Please consult a tax advisor regarding the tax consequences of your investment in the fund.

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CONTINUATION OF INVESTMENT ADVISORY AND SUBADVISORY AGREEMENTS

Evaluation of Advisory and Subadvisory Agreements by the Board of Trustees

This section describes the evaluation by the Board of Trustees (the Board) of John Hancock Funds II (the Trust) of the Advisory Agreement (the Advisory Agreement) with John Hancock Advisers, LLC (the Advisor) and the Subadvisory Agreement (the Subadvisory Agreement) with John Hancock Asset Management a division of Manulife Asset Management (US) LLC (the Subadvisor), for John Hancock Income Allocation Fund (the fund). The Advisory Agreement and Subadvisory Agreement are collectively referred to as the Agreements. Prior to the June 18-21, 2018 in-person meeting at which the Agreements were approved, the Board also discussed and considered information regarding the proposed continuation of the Agreements at an in-person meeting held on May 29-31, 2018.

Approval of Advisory and Subadvisory Agreements

At in-person meetings held on June 18-21, 2018, the Board, including the Trustees who are not parties to any Agreement or considered to be interested persons of the Trust under the Investment Company Act of 1940, as amended (the 1940 Act) (the Independent Trustees), reapproved for an annual period the continuation of the Advisory Agreement between the Trust and the Advisor and the Subadvisory Agreement between the Advisor and the Subadvisor with respect to the fund.

In considering the Advisory Agreement and the Subadvisory Agreement, the Board received in advance of the meetings a variety of materials relating to the fund, the Advisor and the Subadvisor, including comparative performance, fee and expense information for a peer group of similar funds prepared by an independent third-party provider of mutual fund data, performance information for an applicable benchmark index; and, with respect to the Subadvisor, comparative performance information for comparably managed accounts, as applicable, and other information provided by the Advisor and the Subadvisor regarding the nature, extent and quality of services provided by the Advisor and the Subadvisor under their respective Agreements, as well as information regarding the Advisor's revenues and costs of providing services to the fund and any compensation paid to affiliates of the Advisor. At the meetings at which the renewal of the Advisory Agreement and Subadvisory Agreement are considered, particular focus is given to information concerning fund performance, comparability of fees and total expenses, and profitability. However, the Board notes that the evaluation process with respect to the Advisor and the Subadvisor is an ongoing one. In this regard, the Board also took into account discussions with management and information provided to the Board (including its various committees) at prior meetings with respect to the services provided by the Advisor and the Subadvisor to the fund, including quarterly performance reports prepared by management containing reviews of investment results and prior presentations from the Subadvisor with respect to the fund. The information received and considered by the Board in connection with the May and June meetings and throughout the year was both written and oral. The Board noted the affiliation of the Subadvisor with the Advisor, noting any potential conflicts of interest. The Board also considered the nature, quality, and extent of non-advisory services, if any, to be provided to the fund by the Advisor's affiliates, including distribution services. The Board considered the Advisory Agreement and the Subadvisory Agreement separately in the course of its review. In doing so, the Board noted the respective roles of the Advisor and Subadvisor in providing services to the fund.

Throughout the process, the Board asked questions of and requested additional information from management. The Board is assisted by counsel for the Trust and the Independent Trustees are also separately assisted by independent legal counsel throughout the process. The Independent Trustees also received a memorandum from their independent legal counsel discussing the legal standards for their consideration of the proposed continuation of the Agreements and discussed the proposed continuation of the Agreements in private sessions with their independent legal counsel at which no representatives of management were present.

Approval of Advisory Agreement

In approving the Advisory Agreement with respect to the fund, the Board, including the Independent Trustees, considered a variety of factors, including those discussed below. The Board also considered other factors (including conditions and trends prevailing generally in the economy, the securities markets, and the industry) and did not treat any single factor as

ANNUAL REPORT   |   JOHN HANCOCK INCOME ALLOCATION FUND       30

determinative, and each Trustee may have attributed different weights to different factors. The Board's conclusions may be based in part on its consideration of the advisory and subadvisory arrangements in prior years and on the Board's ongoing regular review of fund performance and operations throughout the year.

Nature, extent, and quality of services. Among the information received by the Board from the Advisor relating to the nature, extent, and quality of services provided to the fund, the Board reviewed information provided by the Advisor relating to its operations and personnel, descriptions of its organizational and management structure, and information regarding the Advisor's compliance and regulatory history, including its Form ADV. The Board also noted that on a regular basis it receives and reviews information from the Trust's Chief Compliance Officer (CCO) regarding the fund's compliance policies and procedures established pursuant to Rule 38a-1 under the 1940 Act. The Board observed that the scope of services provided by the Advisor, and of the undertakings required of the Advisor in connection with those services, including maintaining and monitoring its own and the fund's compliance programs, risk management programs, liquidity management programs and cybersecurity programs, had expanded over time as a result of regulatory, market and other developments. The Board also considered the Advisor's risk management processes. The Board considered that the Advisor is responsible for the management of the day-to-day operations of the fund, including, but not limited to, general supervision of and coordination of the services provided by the Subadvisor, and is also responsible for monitoring and reviewing the activities of the Subadvisor and third-party service providers. The Board also considered the significant risks assumed by the Advisor in connection with the services provided to the fund including entrepreneurial risk in sponsoring new funds and ongoing risks including investment, operational, enterprise, litigation, regulatory and compliance risks with respect to all funds.

In considering the nature, extent, and quality of the services provided by the Advisor, the Trustees also took into account their knowledge of the Advisor's management and the quality of the performance of the Advisor's duties, through Board meetings, discussions and reports during the preceding year and through each Trustee's experience as a Trustee of the Trust and of the other trusts in the John Hancock group of funds complex (the John Hancock Fund Complex).

In the course of their deliberations regarding the Advisory Agreement, the Board considered, among other things:

(a)	the skills and competency with which the Advisor has in the past managed the Trust's affairs and its subadvisory relationship, the Advisor's oversight and monitoring of the Subadvisor's investment performance and compliance programs, such as the Subadvisor's compliance with fund policies and objectives, review of brokerage matters, including with respect to trade allocation and best execution and the Advisor's timeliness in responding to performance issues;
(b)	the background, qualifications and skills of the Advisor's personnel;
(c)	the Advisor's compliance policies and procedures and its responsiveness to regulatory changes and fund industry developments;
(d)	the Advisor's administrative capabilities, including its ability to supervise the other service providers for the fund, as well as the Advisor's oversight of any securities lending activity, its monitoring of class action litigation and collection of class action settlements on behalf of the fund, and bringing loss recovery actions on behalf of the fund;
(e)	the financial condition of the Advisor and whether it has the financial wherewithal to provide a high level and quality of services to the fund;
(f)	the Advisor's initiatives intended to improve various aspects of the Trust's operations and investor experience with the fund; and
(g)	the Advisor's reputation and experience in serving as an investment advisor to the Trust and the benefit to shareholders of investing in funds that are part of a family of funds offering a variety of investments.

The Board concluded that the Advisor may reasonably be expected to continue to provide a high quality of services under the Advisory Agreement with respect to the fund.

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Investment performance. In considering the fund's performance, the Board noted that it reviews at its regularly scheduled meetings information about the fund's performance results. In connection with the consideration of the Advisory Agreement, the Board:

(a)	reviewed information prepared by management regarding the fund's performance;
(b)	considered the comparative performance of an applicable benchmark index;
(c)	considered the performance of comparable funds, if any, as included in the report prepared by an independent third-party provider of fund data; and
(d)	took into account the Advisor's analysis of the fund's performance and its plans and recommendations regarding the Trust's subadvisory arrangements generally.

The Board noted that while it found the data provided by the independent third-party generally useful it recognized its limitations, including in particular that the data may vary depending on the end date selected and that the results of the performance comparisons may vary depending on the selection of the peer group. The Board noted that the fund underperformed its benchmark index and peer group average for the one- and three-year periods ended December 31, 2017. The Board took into account management's discussion of the fund's performance. The Board concluded that the fund's performance has generally been in line with or outperformed the historical performance of comparable funds over the longer term.

Fees and expenses. The Board reviewed comparative information prepared by an independent third-party provider of mutual fund data, including, among other data, the fund's contractual and net management fees (and subadvisory fees, to the extent available) and total expenses as compared to similarly situated investment companies deemed to be comparable to the fund in light of the nature, extent and quality of the management and advisory and subadvisory services provided by the Advisor and the Subadvisor. The Board considered the fund's ranking within a smaller group of peer funds chosen by the independent third-party provider, as well as the fund's ranking within a broader group of funds. In comparing the fund's contractual and net management fees to those of comparable funds, the Board noted that such fees include both advisory and administrative costs. The Board noted that the Advisor waived the fund's management fee and that total expenses for the fund are lower than the peer group median.

The Board took into account management's discussion with respect to overall management fee and the fees of the Subadvisor, including the amount of the advisory fee retained by the Advisor after payment of the subadvisory fee, in each case in light of the services rendered for those amounts and the risks undertaken by the Advisor. The Board also noted that the Advisor pays the subadvisory fee. In addition, the Board took into account that management had agreed to implement an overall fee waiver across the complex, which is discussed further below. The Board also noted actions taken over the past several years to reduce the fund's operating expenses. The Board also noted that, in addition, the Advisor is currently waiving fees and/or reimbursing expenses with respect to the fund and that the fund has breakpoints in its contractual management fee schedule that reduces management fees as assets increase. The Board reviewed information provided by the Advisor concerning the investment advisory fee charged by the Advisor or one of its advisory affiliates to other clients (including other funds in the John Hancock Fund Complex) having similar investment mandates, if any. The Board considered any differences between the Advisor's and Subadvisor's services to the fund and the services they provide to other comparable clients or funds. The Board concluded that the advisory fee paid with respect to the fund is reasonable in light of the nature, extent and quality of the services provided to the fund under the Advisory Agreement.

In addition, the Trustees reviewed the advisory fee to be paid to the Advisor for the fund, which is a fund of funds, and concluded that the advisory fee paid to the Advisor with respect to the fund is based on services provided that are in addition to, rather than duplicative of, the services provided pursuant to the advisory agreements for the underlying funds of the fund and that the additional services are necessary because of the differences between the investment policies, strategies and techniques of the fund and those of its underlying funds.

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Profitability/Fall out benefits. In considering the costs of the services to be provided and the profits to be realized by the Advisor and its affiliates from the Advisor's relationship with the Trust, the Board:

(a)	reviewed financial information of the Advisor;
(b)	reviewed and considered information presented by the Advisor regarding the net profitability to the Advisor and its affiliates with respect to the fund;
(c)	received and reviewed profitability information with respect to the John Hancock Fund Complex as a whole and with respect to the fund;
(d)	received information with respect to the Advisor's allocation methodologies used in preparing the profitability data and considered that the Advisor hired an independent third-party consultant to provide an analysis of the Advisor's allocation methodologies;
(e)	considered that the John Hancock insurance companies that are affiliates of the Advisor, as shareholders of the Trust directly or through their separate accounts, receive certain tax credits or deductions relating to foreign taxes paid and dividends received by certain funds of the Trust and noted that these tax benefits, which are not available to participants in qualified retirement plans under applicable income tax law, are reflected in the profitability information reviewed by the Board;
(f)	considered that the Advisor also provides administrative services to the fund on a cost basis pursuant to an administrative services agreement;
(g)	noted that affiliates of the Advisor provide transfer agency services and distribution services to the fund, and that the fund's distributor also receives Rule 12b-1 payments to support distribution of the fund;
(h)	noted that the fund's Subadvisor is an affiliate of the Advisor;
(i)	noted that the Advisor also derives reputational and other indirect benefits from providing advisory services to the fund;
(j)	noted that the subadvisory fee for the fund is paid by the Advisor;
(k)	considered the Advisor's ongoing costs and expenditures necessary to improve services, meet new regulatory and compliance requirements, and adapt to other challenges impacting the fund industry;
(l)	noted that the advisory fee is in addition to the fees received by the Advisor and its affiliates with respect to the underlying funds in which the fund may invest; and
(m)	considered that the Advisor should be entitled to earn a reasonable level of profits in exchange for the level of services it provides to the fund and the risks that it assumes as Advisor including entrepreneurial, operational, reputational, litigation and regulatory risk.

Based upon its review, the Board concluded that the level of profitability, if any, of the Advisor and its affiliates from their relationship with the fund was reasonable and not excessive.

Economies of scale. In considering the extent to which economies of scale would be realized as the fund grows and whether fee levels reflect these economies of scale for the benefit of fund shareholders, the Board:

(a)	considered that with respect to the John Hancock underlying funds in which the fund invests, the Advisor has agreed to waive a portion of its management fee for such funds and for each of the other John Hancock funds in the complex (except as discussed below) (the Participating Portfolios) or otherwise reimburse the expenses of the Participating Portfolios (the Reimbursement). This waiver is based upon the aggregate net assets of all the Participating Portfolios. (The funds that are not Participating Portfolios are each of the funds of funds of the Trust and John Hancock Variable Insurance Trust. The fund also benefits from such overall management fee waiver
ANNUAL REPORT   |   JOHN HANCOCK INCOME ALLOCATION FUND       33

through its investment in underlying funds that include certain of the Participating Portfolios, which are subject to the Reimbursement);
(b)	reviewed the fund's advisory fee structure and concluded that: (i) the fund's fee structure contains breakpoints at the subadvisory fee level and that certain breakpoints are reflected as breakpoints in the advisory fees for the fund; and (ii) although economies of scale cannot be measured with precision, these arrangements permit shareholders of the fund to benefit from economies of scale if the fund grows. The Board also took into account management's discussion of the fund's advisory fee structure; and
(c)	the Board also considered the effect of the fund's growth in size on its performance and fees. The Board also noted that if the fund's assets increase over time, the fund may realize other economies of scale.

Approval of Subadvisory Agreement

In making its determination with respect to approval of the Subadvisory Agreement, the Board reviewed:

(1)	information relating to the Subadvisor's business, including current subadvisory services to the Trust (and other funds in the John Hancock Fund Complex);
(2)	the historical and current performance of the fund and comparative performance information relating to an applicable benchmark index and comparable funds; and
(3)	the subadvisory fee for the fund, including any breakpoints, and to the extent available, comparable fee information prepared by an independent third party provider of fund data.

Nature, extent, and quality of services. With respect to the services provided by the Subadvisor, the Board received information provided to the Board by the Subadvisor, including the Subadvisor's Form ADV, as well as took into account information presented throughout the past year. The Board considered the Subadvisor's current level of staffing and its overall resources, as well as received information relating to the Subadvisor's compensation program. The Board reviewed the Subadvisor's history and investment experience, as well as information regarding the qualifications, background, and responsibilities of the Subadvisor's investment and compliance personnel who provide services to the fund. The Board also considered, among other things, the Subadvisor's compliance program and any disciplinary history. The Board also considered the Subadvisor's risk assessment and monitoring process. The Board reviewed the Subadvisor's regulatory history, including whether it was involved in any regulatory actions or investigations as well as material litigation, and any settlements and amelioratory actions undertaken, as appropriate. The Board noted that the Advisor conducts regular, periodic reviews of the Subadvisor and its operations, including regarding investment processes and organizational and staffing matters. The Board also noted that the Trust's CCO and his staff conduct regular, periodic compliance reviews with the Subadvisor and present reports to the Independent Trustees regarding the same, which includes evaluating the regulatory compliance systems of the Subadvisor and procedures reasonably designed to assure compliance with the federal securities laws. The Board also took into account the financial condition of the Subadvisor.

The Board considered the Subadvisor's investment process and philosophy. The Board took into account that the Subadvisor's responsibilities include the development and maintenance of an investment program for the fund that is consistent with the fund's investment objective, the selection of investment securities and the placement of orders for the purchase and sale of such securities, as well as the implementation of compliance controls related to performance of these services. The Board also received information with respect to the Subadvisor's brokerage policies and practices, including with respect to best execution and soft dollars.

Subadvisor compensation. In considering the cost of services to be provided by the Subadvisor and the profitability to the Subadvisor of its relationship with the fund, the Board noted that the fees under the Subadvisory Agreement are paid by the Advisor and not the fund. The Board also received information and took into account any other potential conflicts of interest the Advisor might have in connection with the Subadvisory Agreement.

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In addition, the Board considered other potential indirect benefits that the Subadvisor and its affiliates may receive from the Subadvisor's relationship with the fund, such as the opportunity to provide advisory services to additional funds in the John Hancock Fund Complex and reputational benefits.

Subadvisory fees. The Board considered that the fund pays an advisory fee to the Advisor and that, in turn, the Advisor pays a subadvisory fee to the Subadvisor. As noted above, the Board also considered the fund's subadvisory fees as compared to similarly situated investment companies deemed to be comparable to the fund as included in the report prepared by the independent third party provider of fund data, to the extent available. The Board noted that the limited size of the Lipper peer group was not sufficient for comparative purposes. The Board also took into account the subadvisory fees paid by the Advisor to the Subadvisor with respect to the fund and compared them to fees charged by the Subadvisor to manage other subadvised portfolios and portfolios not subject to regulation under the 1940 Act, as applicable.

Subadvisor performance. As noted above, the Board considered the fund's performance as compared to the fund's peer group and the benchmark index and noted that the Board reviews information about the fund's performance results at its regularly scheduled meetings. The Board noted the Advisor's expertise and resources in monitoring the performance, investment style and risk-adjusted performance of the Subadvisor. The Board was mindful of the Advisor's focus on the Subadvisor's performance. The Board also noted the Subadvisor's long-term performance record for similar accounts, as applicable.

The Board's decision to approve the Subadvisory Agreement was based on a number of determinations, including the following:

(1)	the Subadvisor has extensive experience and demonstrated skills as a manager;
(2)	The Board concluded that the fund's performance has generally been in line with or outperformed the historical performance of comparable funds over the longer term;
(3)	the subadvisory fee is reasonable in relation to the level and quality of services being provided under the Subadvisory Agreement; and
(4)	noted that the subadvisory fees are paid by the Advisor not the fund and that the subadvisory fee breakpoints are reflected as breakpoints in the advisory fees for the fund in order to permit shareholders to benefit from economies of scale if the fund grows.

In addition, the Trustees reviewed the subadvisory fee to be paid to the Subadvisor for the fund and concluded that such subadvisory fee is based on services provided that are in addition to, not duplicative of, the services provided pursuant to the subadvisory agreements for the underlying funds of the fund and that the additional services are necessary because of the differences between the investment policies, strategies and techniques of the fund and those of its underlying funds.

* * *

Based on the Board's evaluation of all factors that the Board deemed to be material, including those factors described above, the Board, including the Independent Trustees, concluded that renewal of the Advisory Agreement and the Subadvisory Agreement would be in the best interest of the fund and its shareholders. Accordingly, the Board, and the Independent Trustees voting separately, approved the Advisory Agreement and Subadvisory Agreement for an additional one-year period.

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Trustees and Officers

This chart provides information about the Trustees and Officers who oversee your John Hancock fund. Officers elected by the Trustees manage the day-to-day operations of the fund and execute policies formulated by the Trustees.

Independent Trustees

Name, year of birth Position(s) held with Trust Principal occupation(s) and other directorships during past 5 years	Trustee of the Trust since[1]	Number of John Hancock funds overseen by Trustee
Hassell H. McClellan, Born: 1945	2005	216
Trustee and Chairperson of the Board
Director/Trustee, Virtus Funds (since 2008); Director, The Barnes Group (since 2010); Associate Professor, The Wallace E. Carroll School of Management, Boston College (retired 2013). Trustee (since 2014) and Chairperson of the Board (since 2017), John Hancock Collateral Trust; Trustee (since 2015) and Chairperson of the Board (since 2017), John Hancock Exchange-Traded Fund Trust; Trustee (since 2012) and Chairperson of the Board (since 2017), John Hancock retail funds[3]; Trustee (2005-2006 and since 2012) and Chairperson of the Board (since 2017), John Hancock Funds III; Trustee (since 2005) and Chairperson of the Board (since 2017), John Hancock Variable Insurance Trust and John Hancock Funds II.

Charles L. Bardelis,[2] Born: 1941	2005	216
Trustee
Director, Island Commuter Corp. (marine transport). Trustee, John Hancock Collateral Trust (since 2014), Trustee, John Hancock Exchange-Traded Fund Trust (since 2015); Trustee, John Hancock retail funds[3] (since 2012); Trustee, John Hancock Funds III (2005-2006 and since 2012); Trustee, John Hancock Variable Insurance Trust (since 1988); Trustee, John Hancock Funds II (since 2005).

James R. Boyle, Born: 1959	2015	216
Trustee
Chief Executive Officer, Foresters Financial (since 2018); Chairman and Chief Executive Officer, Zillion Group, Inc. (formerly HealthFleet, Inc.) (healthcare) (2014-2018); Executive Vice President and Chief Executive Officer, U.S. Life Insurance Division of Genworth Financial, Inc. (insurance) (January 2014-July 2014); Senior Executive Vice President, Manulife Financial Corporation, President and Chief Executive Officer, John Hancock (1999-2012); Chairman and Director, John Hancock Advisers, LLC, John Hancock Funds, LLC, and John Hancock Investment Management Services, LLC (2005-2010). Trustee, John Hancock Collateral Trust and John Hancock Exchange-Traded Fund Trust (since 2015); Trustee, John Hancock retail funds[3] (2005-2010; 2012-2014 and since 2015); Trustee, John Hancock Variable Insurance Trust and John Hancock Funds II (2005-2014 and since 2015).

Peter S. Burgess,[2] Born: 1942	2005	216
Trustee
Consultant (financial, accounting, and auditing matters) (since 1999); Certified Public Accountant; Partner, Arthur Andersen (independent public accounting firm) (prior to 1999); Director, Lincoln Educational Services Corporation (since 2004); Director, Symetra Financial Corporation (2010-2016); Director, PMA Capital Corporation (2004-2010). Trustee, John Hancock Collateral Trust (since 2014); Trustee, John Hancock Exchange-Traded Fund Trust (since 2015); Trustee, John Hancock retail funds[3] (since 2012); Trustee, John Hancock Funds III (2005-2006 and since 2012); Trustee, John Hancock Variable Insurance Trust and John Hancock Funds II (since 2005).

William H. Cunningham, Born: 1944	2012	216
Trustee
Professor, University of Texas, Austin, Texas (since 1971); former Chancellor, University of Texas System and former President of the University of Texas, Austin, Texas; Chairman (since 2009) and Director (since 2006), Lincoln National Corporation (insurance); Director, Southwest Airlines (since 2000); former Director, LIN Television (2009-2014). Trustee, John Hancock retail funds[3] (since 1986); Trustee, John Hancock Variable Insurance Trust (since 2012); Trustee, John Hancock Funds II (2005-2006 and since 2012); Trustee, John Hancock Collateral Trust (since 2014); Trustee, John Hancock Exchange-Traded Fund Trust (since 2015).

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Independent Trustees (continued)

Name, year of birth Position(s) held with Trust Principal occupation(s) and other directorships during past 5 years	Trustee of the Trust since[1]	Number of John Hancock funds overseen by Trustee
Grace K. Fey, Born: 1946	2008	216
Trustee
Chief Executive Officer, Grace Fey Advisors (since 2007); Director and Executive Vice President, Frontier Capital Management Company (1988-2007); Director, Fiduciary Trust (since 2009). Trustee, John Hancock Collateral Trust (since 2014); Trustee, John Hancock Exchange-Traded Fund Trust (since 2015); Trustee, John Hancock retail funds[3] (since 2012); Trustee, John Hancock Variable Insurance Trust and John Hancock Funds II (since 2008).

Theron S. Hoffman,[2] Born: 1947	2008	216
Trustee
Chief Executive Officer, T. Hoffman Associates, LLC (consulting firm) (since 2003); Director, The Todd Organization (consulting firm) (2003-2010); President, Westport Resources Management (investment management consulting firm) (2006-2008); Board Member, Senior Managing Director, Partner, and Operating Head, Putnam Investments (2000-2003); Executive Vice President, The Thomson Corp. (financial and legal information publishing) (1997-2000). Trustee, John Hancock Collateral Trust (since 2014); Trustee, John Hancock Exchange-Traded Fund Trust (since 2015); Trustee, John Hancock retail funds[3] (since 2012); Trustee, John Hancock Variable Insurance Trust and John Hancock Funds II (since 2008).

Deborah C. Jackson, Born: 1952	2012	216
Trustee
President, Cambridge College, Cambridge, Massachusetts (since 2011); Board of Directors, National Association of Corporate Directors/New England (since 2015); Board of Directors, Association of Independent Colleges and Universities of Massachusetts (since 2014); Chief Executive Officer, American Red Cross of Massachusetts Bay (2002-2011); Board of Directors of Eastern Bank Corporation (since 2001); Board of Directors of Eastern Bank Charitable Foundation (since 2001); Board of Directors of American Student Assistance Corporation (1996-2009); Board of Directors of Boston Stock Exchange (2002-2008); Board of Directors of Harvard Pilgrim Healthcare (health benefits company) (2007-2011). Trustee, John Hancock retail funds[3] (since 2008); Trustee, John Hancock Variable Insurance Trust and John Hancock Funds II (since 2012); Trustee, John Hancock Collateral Trust (since 2014); and Trustee, John Hancock Exchange-Traded Fund Trust (since 2015).

James M. Oates, Born: 1946	2005	216

Trustee
Managing Director, Wydown Group (financial consulting firm) (since 1994); Chairman and Director, Emerson Investment Management, Inc. (2000-2015); Independent Chairman, Hudson Castle Group, Inc. (formerly IBEX Capital Markets, Inc.) (financial services company) (1997-2011); Director, Stifel Financial (since 1996); Director, Investor Financial Services Corporation (1995-2007); Director, Connecticut River Bancorp (1998-2014); Director/Trustee, Virtus Funds (since 1988). Trustee (since 2014) and Chairperson of the Board (2014-2016), John Hancock Collateral Trust; Trustee (since 2015) and Chairperson of the Board (2015-2016), John Hancock Exchange-Traded Fund Trust; Trustee (since 2012) and Chairperson of the Board (2012-2016), John Hancock retail funds[3]; Trustee (2005-2006 and since 2012) and Chairperson of the Board (2012-2016), John Hancock Funds III; Trustee (since 2004) and Chairperson of the Board (2005-2016), John Hancock Variable Insurance Trust; Trustee (since 2005) and Chairperson of the Board, John Hancock Funds II (2005-2016).

Steven R. Pruchansky, Born: 1944	2012	216
Trustee and Vice Chairperson of the Board
Managing Director, Pru Realty (since 2017); Chairman and Chief Executive Officer, Greenscapes of Southwest Florida, Inc. (since 2000); Director and President, Greenscapes of Southwest Florida, Inc. (until 2000); Member, Board of Advisors, First American Bank (until 2010); Managing Director, Jon James, LLC (real estate) (since 2000); Partner, Right Funding, LLC (2014-2017); Director, First Signature Bank & Trust Company (until 1991); Director, Mast Realty Trust (until 1994); President, Maxwell Building Corp. (until 1991). Trustee (since 1992) and Chairperson of the Board (2011-2012), John Hancock retail funds[3]; Trustee and Vice Chairperson of the Board, John Hancock retail funds[3] John Hancock Variable Insurance Trust, and John Hancock Funds II (since 2012); Trustee and Vice Chairperson of the Board, John Hancock Collateral Trust (since 2014); Trustee and Vice Chairperson of the Board, John Hancock Exchange-Traded Fund Trust (since 2015).

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Independent Trustees (continued)

Name, year of birth Position(s) held with Trust Principal occupation(s) and other directorships during past 5 years	Trustee of the Trust since[1]	Number of John Hancock funds overseen by Trustee
Gregory A. Russo, Born: 1949	2012	216
Trustee
Director and Audit Committee Chairman (since 2012), and Member, Audit Committee and Finance Committee (since 2011), NCH Healthcare System, Inc. (holding company for multi-entity healthcare system); Director and Member (since 2012) and Finance Committee Chairman (since 2014), The Moorings, Inc. (nonprofit continuing care community); Vice Chairman, Risk & Regulatory Matters, KPMG LLP (KPMG) (2002-2006); Vice Chairman, Industrial Markets, KPMG (1998-2002); Chairman and Treasurer, Westchester County, New York, Chamber of Commerce (1986-1992); Director, Treasurer, and Chairman of Audit and Finance Committees, Putnam Hospital Center (1989-1995); Director and Chairman of Fundraising Campaign, United Way of Westchester and Putnam Counties, New York (1990-1995). Trustee, John Hancock retail funds[3] (since 2008); Trustee, John Hancock Variable Insurance Trust and John Hancock Funds II (since 2012); Trustee, John Hancock Collateral Trust (since 2014); Trustee, John Hancock Exchange-Traded Fund Trust (since 2015).

Non-Independent Trustees4

Name, year of birth Position(s) held with Trust Principal occupation(s) and other directorships during past 5 years	Trustee of the Trust since[1]	Number of John Hancock funds overseen by Trustee
Andrew G. Arnott, Born: 1971	2017	216
President and Non-Independent Trustee
Executive Vice President, John Hancock Financial Services (since 2009, including prior positions); Director and Executive Vice President, John Hancock Advisers, LLC (since 2005, including prior positions); Director and Executive Vice President, John Hancock Investment Management Services, LLC (since 2006, including prior positions); President, John Hancock Funds, LLC (since 2004, including prior positions); President, John Hancock retail funds,[3] John Hancock Variable Insurance Trust, and John Hancock Funds II (since 2007, including prior positions); President, John Hancock Collateral Trust and John Hancock Exchange-Traded Fund Trust (since 2014). Trustee, John Hancock Collateral Trust, John Hancock Exchange-Traded Fund Trust, John Hancock retail funds,[3] John Hancock Variable Insurance Trust, and John Hancock Funds II (since 2017).

Marianne Harrison, Born: 1963	2018	216
Non-Independent Trustee
President and CEO, John Hancock (since 2017); President and CEO, Manulife Canadian Division (2013-2017); Member, Board of Directors, American Council of Life Insurers (ACLI) (since 2018); Member, Board of Directors, Communitech, an industry-led innovation center that fosters technology companies in Canada (since 2017); Member, Board of Directors, Manulife Assurance Canada (since 2015); Board Member, St. Mary's General Hospital Foundation (since 2014); Member, Board of Directors, Manulife Bank of Canada (since 2013); Member, Standing Committee of the Canadian Life & Health Assurance Association (since 2013); Member, Board of Directors, John Hancock USA, John Hancock Life & Health, John Hancock New York (2012-2013). Trustee, John Hancock Collateral Trust, John Hancock Exchange-Traded Fund Trust, John Hancock retail funds[3], John Hancock Variable Insurance Trust, and John Hancock Funds II (since 2018).

Warren A. Thomson, Born: 1955	2012	216
Non-Independent Trustee
Senior Executive Vice President and Chief Investment Officer, Manulife Financial Corporation and The Manufacturers Life Insurance Company (since 2009); Chairman, Manulife Asset Management (since 2001, including prior positions); Director and Chairman, Manulife Asset Management Limited (since 2006); Director and Chairman, Hancock Natural Resources Group, Inc. (since 2013). Trustee, John Hancock retail funds,[3] John Hancock Variable Insurance Trust, and John Hancock Funds II (since 2012); Trustee, John Hancock Collateral Trust (since 2014); Trustee, John Hancock Exchange-Traded Fund Trust (since 2015).

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Principal officers who are not Trustees

Name, year of birth Position(s) held with Trust Principal occupation(s) during past 5 years	Officer of the Trust since
John J. Danello, Born: 1955	2014
Senior Vice President, Secretary, and Chief Legal Officer
Vice President and Chief Counsel, John Hancock Wealth Management (since 2005); Senior Vice President (since 2007) and Chief Legal Counsel (2007-2010), John Hancock Funds, LLC and The Berkeley Financial Group, LLC; Senior Vice President (since 2006, including prior positions) and Chief Legal Officer and Secretary (since 2014), John Hancock retail funds,[3] John Hancock Funds II and John Hancock Variable Insurance Trust; Senior Vice President, Secretary and Chief Legal Officer, John Hancock Collateral Trust and John Hancock Exchange-Traded Fund Trust (since 2014); Vice President, John Hancock Life & Health Insurance Company (since 2009); Vice President, John Hancock Life Insurance Company (USA) and John Hancock Life Insurance Company of New York (since 2010); and Senior Vice President, Secretary and Chief Legal Counsel (2007-2014, including prior positions) of John Hancock Advisers, LLC and John Hancock Investment Management Services, LLC.

Francis V. Knox, Jr., Born: 1947	2005
Chief Compliance Officer
Vice President, John Hancock Financial Services (since 2005); Chief Compliance Officer, John Hancock retail funds,[3] John Hancock Variable Insurance Trust, John Hancock Funds II, John Hancock Advisers, LLC, and John Hancock Investment Management Services, LLC (since 2005); Chief Compliance Officer, John Hancock Collateral Trust and John Hancock Exchange-Traded Fund Trust (since 2014).

Charles A. Rizzo, Born: 1957	2007
Chief Financial Officer
Vice President, John Hancock Financial Services (since 2008); Senior Vice President, John Hancock Advisers, LLC and John Hancock Investment Management Services, LLC (since 2008); Chief Financial Officer, John Hancock retail funds,[3] John Hancock Variable Insurance Trust and John Hancock Funds II (since 2007); Chief Financial Officer, John Hancock Collateral Trust and John Hancock Exchange-Traded Fund Trust (since 2014).

Salvatore Schiavone, Born: 1965	2009
Treasurer
Assistant Vice President, John Hancock Financial Services (since 2007); Vice President, John Hancock Advisers, LLC and John Hancock Investment Management Services, LLC (since 2007); Treasurer, John Hancock retail funds[3] (since 2007, including prior positions); Treasurer, John Hancock Variable Insurance Trust and John Hancock Funds II (2007-2009 and since 2010, including prior positions); Treasurer, John Hancock Collateral Trust and John Hancock Exchange-Traded Fund Trust (since 2014).

The business address for all Trustees and Officers is 601 Congress Street, Boston, Massachusetts 02210-2805.

The Statement of Additional Information of the fund includes additional information about members of the Board of Trustees of the Trust and is available without charge, upon request, by calling 800-225-5291.

1	Each Trustee holds office until his or her successor is elected and qualified, or until the Trustee's death, retirement, resignation, or removal. Mr. Boyle has served as Trustee at various times prior to the date listed in the table.
2	Member of the Audit Committee.
3	"John Hancock retail funds" comprises John Hancock Funds III and 40 other John Hancock funds consisting of 30 series of other John Hancock trusts and 10 closed-end funds.
4	The Trustee is a Non-Independent Trustee due to current or former positions with the Advisor and certain affiliates.
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More information

Trustees

Hassell H. McClellan, Chairperson
Steven R. Pruchansky, Vice Chairperson
Andrew G. Arnott†
Charles L. Bardelis*
James R. Boyle
Peter S. Burgess*
William H. Cunningham
Grace K. Fey
Marianne Harrison†#
Theron S. Hoffman*
Deborah C. Jackson
James M. Oates
Gregory A. Russo
Warren A. Thomson†

Officers

Andrew G. Arnott
President

John J. Danello
Senior Vice President, Secretary,
and Chief Legal Officer

Francis V. Knox, Jr.
Chief Compliance Officer

Charles A. Rizzo
Chief Financial Officer

Salvatore Schiavone
Treasurer

Investment advisor

John Hancock Advisers, LLC

Subadvisor

John Hancock Asset Management a division of Manulife Asset Management (US) LLC

Principal distributor

John Hancock Funds, LLC

Custodian

State Street Bank and Trust Company

Transfer agent

John Hancock Signature Services, Inc.

Legal counsel

K&L Gates LLP

Independent registered public accounting firm

PricewaterhouseCoopers LLP

*Member of the Audit Committee
†Non-Independent Trustee
#Effective 6-19-18

The fund's proxy voting policies and procedures, as well as the fund proxy voting record for the most recent twelve-month period ended June 30, are available free of charge on the Securities and Exchange Commission (SEC) website at sec.gov or on our website.

The fund's complete list of portfolio holdings, for the first and third fiscal quarters, is filed with the SEC on Form N-Q. The fund's Form N-Q is available on our website and the SEC's website, sec.gov, and can be reviewed and copied (for a fee) at the SEC's Public Reference Room in Washington, DC. Call 800-SEC-0330 to receive information on the operation of the SEC's Public Reference Room.

We make this information on your fund, as well as monthly portfolio holdings, and other fund details available on our website at jhinvestments.com or by calling 800-225-5291.

You can also contact us:
800-225-5291 jhinvestments.com	Regular mail: John Hancock Signature Services, Inc. P.O. Box 55913 Boston, MA 02205-5913	Express mail: John Hancock Signature Services, Inc. Suite 55913 30 Dan Road Canton, MA 02021

ANNUAL REPORT   |   JOHN HANCOCK INCOME ALLOCATION FUND       40

John Hancock family of funds

DOMESTIC EQUITY FUNDS

Blue Chip Growth

Classic Value

Disciplined Value

Disciplined Value Mid Cap

Equity Income

Financial Industries

Fundamental All Cap Core

Fundamental Large Cap Core

Fundamental Large Cap Value

Natural Resources

New Opportunities

Regional Bank

Small Cap Core

Small Cap Growth

Small Cap Value

Strategic Growth

U.S. Global Leaders Growth

U.S. Growth

Value Equity

GLOBAL AND INTERNATIONAL EQUITY FUNDS

Disciplined Value International

Emerging Markets

Emerging Markets Equity

Fundamental Global Franchise

Global Equity

Global Shareholder Yield

Greater China Opportunities

International Growth

International Small Company

International Value Equity

INCOME FUNDS

Bond

California Tax-Free Income

Emerging Markets Debt

Floating Rate Income

Government Income

High Yield

High Yield Municipal Bond

Income

Investment Grade Bond

Money Market

Short Duration Credit Opportunities

Spectrum Income

Strategic Income Opportunities

Tax-Free Bond

ALTERNATIVE AND SPECIALTY FUNDS

Absolute Return Currency

Alternative Asset Allocation

Enduring Assets

Global Absolute Return Strategies

Global Conservative Absolute Return

Global Focused Strategies

Redwood

Seaport Long/Short

Technical Opportunities

A fund's investment objectives, risks, charges, and expenses should be considered carefully before investing. The prospectus contains this and other important information about the fund. To obtain a prospectus, contact your financial professional, call John Hancock Investments at 800-225-5291, or visit our website at jhinvestments.com. Please read the prospectus carefully before investing or sending money.

ASSET ALLOCATION

Balanced

Income Allocation

Multi-Index Lifetime Portfolios

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John Hancock Multifactor Consumer Discretionary ETF

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John Hancock Multifactor ETF shares are bought and sold at market price (not NAV), and are not individually redeemed from the fund. Brokerage commissions will reduce returns.

John Hancock ETFs are distributed by Foreside Fund Services, LLC, and are subadvised by Dimensional Fund Advisors LP.
Foreside is not affiliated with John Hancock Funds, LLC or Dimensional Fund Advisors LP.

Dimensional Fund Advisors LP receives compensation from John Hancock in connection with licensing rights to the
John Hancock Dimensional indexes. Dimensional Fund Advisors LP does not sponsor, endorse, or sell, and makes no representation as to the advisability of investing in, John Hancock Multifactor ETFs.

John Hancock Investments

A trusted brand

John Hancock Investments is a premier asset manager representing one of
America's most trusted brands, with a heritage of financial stewardship dating back to 1862. Helping our shareholders pursue their financial goals is at the core of everything we do. It's why we support the role of professional financial advice and operate with the highest standards of conduct and integrity.

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We serve investors globally through a unique multimanager approach:
We search the world to find proven portfolio teams with specialized expertise for every strategy we offer, then we apply robust investment oversight to ensure they continue to meet our uncompromising standards and serve the best interests of our shareholders.

Results for investors

Our unique approach to asset management enables us to provide a diverse set of investments backed by some of the world's best managers, along with strong risk-adjusted returns across asset classes.

John Hancock Funds, LLC ■ Member FINRA, SIPC 601 Congress Street ■ Boston, MA 02210-2805 800-225-5291 ■ jhinvestments.com
This report is for the information of the shareholders of John Hancock Income Allocation Fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by a prospectus.
MF601556	448A 8/18 10/18

John Hancock

International Small Company Fund

Annual report 8/31/18

A message to shareholders

Dear shareholder,

Financial markets around the world have experienced a meaningful rise in volatility this year, particularly when compared with the unusual calm of 2017. The robust economic growth in the United States has been periodically undermined by announcements of new rounds of tariffs and continued fears of a full-blown trade war with China. The short-term uncertainty notwithstanding, the good news is that asset prices are ultimately driven by fundamentals, and those continue to appear extremely supportive across most of the globe.

That said, not all asset classes have benefited from the strong economic foundation in the United States. International investors have faced headwinds—including the rise of a populist movement in Italy and an escalation in tensions between the United States and key trading partners—that may not abate in the near future. In the emerging markets, the strengthening of the U.S. dollar relative to many foreign currencies has added to these challenges.

Your best resource in unpredictable and volatile markets is your financial advisor, who can help position your portfolio so that it's sufficiently diversified to meet your long-term objectives and to withstand the inevitable turbulence along the way.

On behalf of everyone at John Hancock Investments, I'd like to take this opportunity to welcome new shareholders and to thank existing shareholders for the continued trust you've placed in us.

Sincerely,

Andrew G. Arnott
President and CEO,
John Hancock Investments
Head of Wealth and Asset Management,
United States and Europe

This commentary reflects the CEO's views, which are subject to change at any time. Investing involves risks, including the potential loss of principal. Diversification does not guarantee investment returns and does not eliminate risk of loss. For more up-to-date information, please visit our website at jhinvestments.com.

John Hancock
International Small Company Fund

2	Your fund at a glance
4	Discussion of fund performance
8	A look at performance
10	Your expenses
12	Fund's investments
17	Financial statements
20	Financial highlights
25	Notes to financial statements
35	Report of independent registered public accounting firm
36	Tax information
37	Continuation of investment advisory and subadvisory agreements
43	Trustees and Officers
47	More information

ANNUAL REPORT   |   JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND       1

Your fund at a glance

INVESTMENT OBJECTIVE

The fund seeks long-term capital appreciation.

AVERAGE ANNUAL TOTAL RETURNS AS OF 8/31/18 (%)

Class A shares (without sales charge)[1]
MSCI World ex-USA Small Cap Index
MSCI EAFE Small Cap Index
Morningstar foreign small/mid blend fund category average
3.11
7.44
7.85
4.14
9.94
11.56
11.79
9.83
7.99
9.37
10.37
7.63
6.17
7.43
8.08
6.89
1 year
3 year
5 year
10 year

The MSCI World ex-USA Small Cap Index (gross of foreign withholding taxes on dividends) is an equity index that captures small cap representation across developed markets countries, excluding the United States.

The MSCI EAFE Small Cap Index (Europe, Australasia, Far East) (gross of foreign withholding taxes on dividends) is an unmanaged index that is a free float-adjusted market capitalization index that is designed to measure developed market equity performance, and targets 40% of the eligible small-cap universe in each industry group of each country represented by the MSCI EAFE Index.

It is not possible to invest directly in an index. Index figures do not reflect expenses or sales charges, which would result in lower returns.

Figures from Morningstar, Inc. include reinvested distributions and do not take into account sales charges. Actual load-adjusted performance is lower.

1	Class A shares were first offered on 6-27-13. Returns prior to this date are those of Class NAV shares (first offered on 5-1-06) that have not been adjusted for class-specific expenses; otherwise, returns would vary.

The past performance shown here reflects reinvested distributions and the beneficial effect of any expense reductions, and does not guarantee future results. Performance of the other share classes will vary based on the difference in the fees and expenses of those classes. Shares will fluctuate in value and, when redeemed, may be worth more or less than their original cost. Current month-end performance may be lower or higher than the performance cited, and can be found at jhinvestments.com or by calling 800-225-5291. For further information on the fund's objectives, risks, and strategy, see the fund's prospectus.

ANNUAL REPORT   |   JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND       2

PERFORMANCE HIGHLIGHTS OVER THE LAST TWELVE MONTHS

International small-cap stocks posted solid gains

International small-cap equities in developed markets outside the United States generally posted positive returns, trailing U.S. equities but outperforming emerging-market stocks.

Focus on stocks with relatively smaller market capitalizations detracted

Due to differences in methodology, the fund's holdings didn't include a number of stocks at the upper end of the benchmark's market capitalization range; this had a negative impact on performance relative to the benchmark, and these stocks generally outperformed.

Sector-level factors had negative impact

The fund's lesser allocation to the healthcare sector weighed on relative performance, as healthcare was the benchmark's strongest performer at the sector level.

SECTOR COMPOSITION AS OF 8/31/18 (%)

A note about risks

Foreign investing, especially in emerging markets, has additional risks, such as currency and market volatility and political and social instability. The stock prices of midsize and small companies can change more frequently and dramatically than those of large companies. The value of a company's equity securities is subject to changes in the company's financial condition and overall market and economic conditions. Derivatives transactions, such as hedging and other strategic transactions, may increase a fund's volatility and could produce disproportionate losses, potentially more than the fund's principal investment. Because the fund may focus on particular sectors of the economy, its performance may depend on the performance of those sectors, and investments focused in one sector may fluctuate more widely than investments diversified across sectors. Please see the fund's prospectuses for additional risks.

ANNUAL REPORT   |   JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND       3

Discussion of fund performance

An interview with Portfolio Manager Arun Keswani, CFA, Dimensional Fund Advisors LP

Arun Keswani, CFA
Portfolio Manager
Dimensional Fund Advisors LP

International small-cap equities posted modest gains during the 12-month period ended August 31, 2018. Can you describe the market environment for the fund's benchmark, the MSCI World ex-USA Small Cap Index?

The benchmark steadily rose early in the period but subsequently entered a volatile stretch, climbing sharply from mid-December to late January before declining steeply in early February. This spike in volatility marked a departure from the relative calm experienced since the beginning of 2017. Overall, non-U.S. developed-market stocks underperformed U.S. equities but outperformed emerging-market stocks. Within non-U.S. developed markets, small-cap stocks, as represented by the benchmark, outperformed large caps, as represented by the MSCI World ex-USA Index. The small-cap benchmark also outperformed mid caps, as represented by the MSCI World ex-USA Mid Cap Index.

At the sector level, the strongest performers in the index were healthcare and energy. Conversely, the materials and utilities sectors posted the weakest results overall. As for the two largest countries included in the benchmark, Japanese equities modestly outperformed, while stocks from the United Kingdom (U.K.) outperformed by a wide margin.

Overall, currency movements had a negative impact on U.S. dollar-denominated investment returns of non-U.S. developed-market stocks. The U.S. dollar appreciated against most developed-market currencies during the period, most notably the Swedish krona and the Australian dollar.

ANNUAL REPORT   |   JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND       4

"Overall, currency movements had a negative impact on U.S. dollar-denominated investment returns of non-U.S. developed-market stocks."

Did this environment affect the portfolio team's management of the fund?

We continued to pursue a disciplined approach to identify securities for purchase or sale in the fund. Theoretical and empirical research suggests that investors can systematically pursue higher expected returns by targeting the size, relative price, and profitability dimensions in equity markets. We seek to integrate these dimensions to emphasize stocks with smaller market capitalizations and higher profitability. As a result of our diversified investment approach, the performance of the fund's portfolio of more than 4,200 equity holdings is determined principally by broad trends in non-U.S. developed markets rather than by the behavior of a limited group of securities in a particular country.

Within small-cap non-U.S. developed-market equities, the fund is designed to be broadly diversified across countries, sectors, and companies, with greater exposure than the benchmark to areas of the market that have historically generated higher returns over the long term. Additionally, we place greater emphasis on securities of companies with higher profitability, while generally excluding securities with the lowest profitability and highest relative price.

TOP 10 COUNTRIES AS OF 8/31/18 (%)

Japan	24.3
United Kingdom	14.6
Canada	8.6
Australia	6.8
Germany	6.2
Switzerland	4.6
Italy	4.3
France	4.1
Sweden	2.9
Spain	2.7
TOTAL	79.1
As a percentage of net assets.
Cash and cash equivalents are not included.

ANNUAL REPORT   |   JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND       5

"During the period, the fund held higher average weights relative to the benchmark in the industrials, consumer discretionary, and materials sectors ..."

The fund underperformed its benchmark during the period. At the market capitalization level, what factor had the most significant impact on this result?

Due to differences in construction of the fund's portfolio relative to its benchmark, the benchmark included a number of companies not held by the fund, either for the entire period or part of the period. Many of these companies were at the upper end of the small-cap universe's market capitalization range, as defined by MSCI. These companies generally outperformed, and their absence from the fund's portfolio hurt relative performance.

At the sector level, what factor had the most significant impact on this result?

In the healthcare sector, the fund's lesser weighting had a negative impact on relative performance, as healthcare was the strongest performer in the index. In the information technology and consumer discretionary sectors, differences between the fund's holdings and the benchmark's composition had a negative impact on relative performance.

TOP 10 HOLDINGS AS OF 8/31/18 (%)

GN Store Nord A/S	0.3
LEG Immobilien AG	0.3
Ocado Group PLC	0.2
LANXESS AG	0.2
Ambu A/S, Series B	0.2
Rubis SCA	0.2
Georg Fischer AG	0.2
Enagas SA	0.2
Phoenix Group Holdings	0.2
Auto Trader Group PLC	0.2
TOTAL	2.2
As a percentage of net assets.
Cash and cash equivalents are not included.

ANNUAL REPORT   |   JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND       6

How did the fund's approach relating to companies' profitability levels affect performance versus the benchmark?

While the fund's greater emphasis on securities of companies with higher profitability can at times significantly affect relative performance, it didn't have a meaningful impact for this period.

How did the fund's country weights and holdings differences in countries affect relative performance?

In Germany, differences between the fund's holdings and the benchmark's composition significantly detracted from relative performance. In the U.K., the second-largest country in the benchmark by weight, differences in the fund's holdings relative to the benchmark also had a negative impact. Conversely, holdings differences significantly contributed to relative performance in France and Belgium.

How was the fund positioned at the end of the period?

In keeping with our long-term investment approach, the fund is broadly diversified across small-cap stocks in non-U.S. developed markets. Relative to its benchmark, the fund typically maintains greater average exposure to micro-cap stocks and less exposure to international real estate investment trusts. During the period, the fund held higher average weights relative to the benchmark in the industrials, consumer discretionary, and materials sectors; it also held a higher average weight in Finland and a lesser weight in Japan.

MANAGED BY

Joseph H. Chi, CFA On the fund since 2010 Investing since 1999
Jed S. Fogdall On the fund since 2010 Investing since 2004
Arun Keswani, CFA On the fund since 2015 Investing since 2006
Bhanu P. Singh On the fund since 2015 Investing since 2003
Mary T. Phillips, CFA On the fund since 2017 Investing since 2003

The views expressed in this report are exclusively those of Arun Keswani, CFA, Dimensional Fund Advisors LP, and are subject to change. They are not meant as investment advice. Please note that the holdings discussed in this report may not have been held by the fund for the entire period. Portfolio composition is subject to review in accordance with the fund's investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk.
ANNUAL REPORT   |   JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND       7

A look at performance

TOTAL RETURNS FOR THE PERIOD ENDED  AUGUST 31, 2018

Average annual total returns (%) with maximum sales charge				Cumulative total returns (%) with maximum sales charge
	1-year	5-year	10-year	5-year	10-year
Class A1	-2.04	6.89	5.63	39.53	72.92
Class C1	1.31	7.38	5.89	42.78	77.15
Class I1,2	3.32	8.30	6.34	49.02	84.89
Class R6[1,2]	3.41	8.43	6.40	49.89	85.96
Class NAV[2]	3.42	8.43	6.40	49.90	85.99
Index 1†	7.44	9.37	7.43	56.52	104.78
Index 2†	7.85	10.37	8.08	63.77	117.47

Performance figures assume all distributions have been reinvested. Figures reflect maximum sales charges on Class A shares of 5.00%and the applicable contingent deferred sales charge (CDSC) on Class C shares. Class C shares sold within one year of purchase are subject to a 1% CDSC. Sales charges are not applicable to Class I, Class R6, and Class NAV shares.

The expense ratios of the fund, both net (including any fee waivers and/or expense limitations) and gross (excluding any fee waivers and/or expense limitations), are set forth according to the most recent publicly available prospectuses for the fund and may differ from those disclosed in the Financial highlights tables in this report. Net expenses reflect contractual expense limitations in effect until December 31, 2018 and are subject to change. Had the contractual fee waivers and expense limitations not been in place, gross expenses would apply. The expense ratios are as follows:

	Class A	Class C	Class I	Class R6	Class NAV
Gross (%)	1.50	2.20	1.18	1.09	1.08
Net (%)	1.39	2.20	1.18	1.09	1.08

Please refer to the most recent prospectuses and annual or semiannual report for more information on expenses and any expense limitation arrangements for each class.

The returns reflect past results and should not be considered indicative of future performance. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility and other factors, the fund's current performance may be higher or lower than the performance shown. For current to the most recent month-end performance data, please call 800-225-5291 or visit the fund's website at jhinvestments.com.

The performance table above and the chart on the next page do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The fund's performance results reflect any applicable fee waivers or expense reductions, without which the expenses would increase and results would have been less favorable.

†	Index 1 is the MSCI World ex-USA Small Cap Index; Index 2 is the MSCI EAFE Small Cap Index.

See the following page for footnotes.

ANNUAL REPORT   |   JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND       8

This chart and table show what happened to a hypothetical $10,000 investment in John Hancock International Small Company Fund for the share classes and periods indicated, assuming all distributions were reinvested. For comparison, we've shown the same investment in two separate indexes.

	Start date	With maximum sales charge ($)	Without sales charge ($)	Index 1($)	Index 2 ($)
Class C1,3	8-31-08	17,715	17,715	20,478	21,747
Class I1,2	8-31-08	18,489	18,489	20,478	21,747
Class R6[1,2]	8-31-08	18,596	18,596	20,478	21,747
Class NAV[2]	8-31-08	18,599	18,599	20,478	21,747

The MSCI World ex-USA Small Cap Index (gross of foreign withholding taxes on dividends) is an equity index that captures small cap representation across developed markets countries (excluding the United States).

The MSCI EAFE Small Cap Index (gross of foreign withholding taxes on dividends) (Europe, Australasia, Far East) is an unmanaged index that is a free float-adjusted market capitalization index that is designed to measure developed market equity performance, and targets 40% of the eligible small-cap universe in each industry group of each country represented by the MSCI EAFE Index.

It is not possible to invest directly in an index. Index figures do not reflect expenses, sales charges, or foreign currency impact, which would result in lower returns.

Footnotes related to performance pages

1	Class A and Class I shares were first offered on 6-27-13; Class C shares were first offered on 6-27-14; Class R6 shares were first offered on 8-30-17. Returns prior to these dates are those of Class NAV shares (first offered on 5-1-06) that have not been adjusted for class-specific expenses; otherwise, returns would vary.
2	For certain types of investors, as described in the fund's prospectuses.
3	The contingent deferred sales charge is not applicable.
ANNUAL REPORT   |   JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND       9

Your expenses
These examples are intended to help you understand your ongoing operating expenses of investing in the fund so you can compare these costs with the ongoing costs of investing in other mutual funds.
Understanding fund expenses
As a shareholder of the fund, you incur two types of costs:
■Transaction costs, which include sales charges (loads) on purchases or redemptions (varies by share class), minimum account fee charge, etc.
■Ongoing operating expenses, including management fees, distribution and service fees (if applicable), and other fund expenses.
We are presenting only your ongoing operating expenses here.
Actual expenses/actual returns
The first line of each share class in the table on the following page is intended to provide information about the fund’s actual ongoing operating expenses, and is based on the fund’s actual return. It assumes an account value of $1,000.00 on March 1, 2018, with the same investment held until August 31, 2018.
Together with the value of your account, you may use this information to estimate the operating expenses that you paid over the period. Simply divide your account value at August 31, 2018, by $1,000.00, then multiply it by the “expenses paid” for your share class from the table. For example, for an account value of $8,600.00, the operating expenses should be calculated as follows:
Hypothetical example for comparison purposes
The second line of each share class in the table on the following page allows you to compare the fund’s ongoing operating expenses with those of any other fund. It provides an example of the fund’s hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed 5% annualized return before expenses (which is not the fund’s actual return). It assumes an account value of $1,000.00 on March 1, 2018, with the same investment held until August 31, 2018. Look in any other fund shareholder report to find its hypothetical example and you will be able to compare these expenses. Please remember that these hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.
Remember, these examples do not include any transaction costs, therefore, these examples will not help you to determine the relative total costs of owning different funds. If transaction costs were included, your expenses would have been higher. See the prospectuses for details regarding transaction costs.
10	JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND | ANNUAL REPORT

SHAREHOLDER EXPENSE EXAMPLE CHART

		Account value on 3-1-2018	Ending value on 8-31-2018	Expenses paid during period ended 8-31-2018[1]	Annualized expense ratio
Class A	Actual expenses/actual returns	$1,000.00	$ 960.10	$ 6.87	1.39%
	Hypothetical example	1,000.00	1,018.20	7.07	1.39%
Class C	Actual expenses/actual returns	1,000.00	956.30	10.70	2.17%
	Hypothetical example	1,000.00	1,014.30	11.02	2.17%
Class I	Actual expenses/actual returns	1,000.00	960.80	5.83	1.18%
	Hypothetical example	1,000.00	1,019.30	6.01	1.18%
Class R6	Actual expenses/actual returns	1,000.00	960.80	5.29	1.07%
	Hypothetical example	1,000.00	1,019.80	5.45	1.07%
Class NAV	Actual expenses/actual returns	1,000.00	961.60	5.24	1.06%
	Hypothetical example	1,000.00	1,019.90	5.40	1.06%

[1]	Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).
ANNUAL REPORT | JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND	11

Fund’s investments
Summary of fund’s investments as of 8-31-18
(showing percentage of total net assets)
This section shows the fund’s 50 largest portfolio holdings in unaffiliated issuers and any holdings exceeding 1% of the fund’s total net assets as of the report date. The remaining securities held by the fund are grouped as “Other Securities” in each category. You can request a complete schedule of portfolio holdings as of the report date, free of charge, by calling 1-800-225-5291. This complete schedule, filed on the fund’s Form N-CSR, is also available on the SEC’s website at http://www.sec.gov.
	Shares	Value	% of Net Assets
Common stocks 98.7%		$622,218,256
(Cost $510,976,483)
Australia 6.8%		42,608,572	6.8%
Austria 1.5%		9,450,533	1.5%
ams AG (A)	13,093	1,037,657	0.2%
OTHER SECURITIES		8,412,876	1.3%
Belgium 1.5%		9,674,693	1.5%
Ackermans & van Haaren NV	6,520	1,162,691	0.2%
Galapagos NV (A)	12,388	1,254,934	0.2%
OTHER SECURITIES		7,257,068	1.1%
Bermuda 0.2%		1,267,710	0.2%
Hiscox, Ltd.	57,948	1,267,710	0.2%
Canada 8.6%		54,012,508	8.6%
China 0.1%		645,396	0.1%
Colombia 0.0%		45,683	0.0%
Denmark 2.3%		14,244,284	2.3%
Ambu A/S, Series B	37,345	1,402,083	0.2%
GN Store Nord A/S	36,387	1,891,678	0.3%
Royal Unibrew A/S	12,239	1,054,716	0.2%
SimCorp A/S	10,985	1,040,487	0.2%
OTHER SECURITIES		8,855,320	1.4%
Faeroe Islands 0.0%		16,498	0.0%
Finland 2.6%		16,566,353	2.6%
Amer Sports OYJ (A)	33,027	1,110,294	0.2%
Kesko OYJ, A Shares	4,901	275,282	0.1%
Kesko OYJ, B Shares	18,743	1,091,791	0.2%
Nokian Renkaat OYJ	31,696	1,308,574	0.2%
Orion OYJ, Class A	5,923	218,137	0.0%
Orion OYJ, Class B	24,903	915,850	0.2%
OTHER SECURITIES		11,646,425	1.7%
France 4.1%		25,813,332	4.1%
Lagardere SCA	36,324	1,073,067	0.2%
Rexel SA	71,612	1,126,930	0.2%
12	JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND | ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Shares	Value	% of Net Assets
France (continued)			4.1%
Rubis SCA	23,643	$1,401,179	0.2%
OTHER SECURITIES		22,212,156	3.5%
Gabon 0.0%		35,327	0.0%
Georgia 0.1%		362,987	0.1%
Germany 6.0%		38,004,196	6.0%
HUGO BOSS AG	15,267	1,219,192	0.2%
K+S AG	55,221	1,256,183	0.2%
LANXESS AG	18,455	1,449,551	0.2%
LEG Immobilien AG	13,995	1,707,676	0.3%
Rheinmetall AG	10,997	1,199,302	0.2%
OTHER SECURITIES		31,172,292	4.9%
Gibraltar 0.0%		234,280	0.0%
Greece 0.0%		86	0.0%
Greenland 0.0%		1,867	0.0%
Guernsey, Channel Islands 0.0%		35,348	0.0%
Hong Kong 2.7%		16,858,825	2.7%
India 0.0%		185,438	0.0%
Ireland 0.6%		3,542,173	0.6%
Isle of Man 0.1%		425,452	0.1%
Israel 1.1%		6,747,776	1.1%
Italy 4.3%		27,100,850	4.3%
Unione di Banche Italiane SpA (B)	295,689	1,089,692	0.2%
OTHER SECURITIES		26,011,158	4.1%
Japan 24.3%		153,230,063	24.3%
Jersey, Channel Islands 0.1%		446,401	0.1%
Jordan 0.1%		465,816	0.1%
Liechtenstein 0.1%		363,545	0.1%
Luxembourg 0.3%		2,152,758	0.3%
Macau 0.0%		124,550	0.0%
Malaysia 0.0%		253,070	0.0%
Malta 0.1%		519,007	0.1%
Monaco 0.1%		325,745	0.1%
SEE NOTES TO FINANCIAL STATEMENTS	ANNUAL REPORT | JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND	13

	Shares	Value	% of Net Assets
Mongolia 0.0%		$28,506	0.0%
Netherlands 2.6%		16,269,144	2.6%
Aalberts Industries NV	27,090	1,163,025	0.2%
OTHER SECURITIES		15,106,119	2.4%
New Zealand 0.7%		4,686,605	0.7%
Norway 0.9%		5,546,014	0.9%
Peru 0.0%		173,567	0.0%
Philippines 0.0%		17,899	0.0%
Portugal 0.5%		3,163,160	0.5%
Banco Comercial Portugues SA (A)	3,603,145	1,049,748	0.2%
OTHER SECURITIES		2,113,412	0.3%
Russia 0.0%		52,147	0.0%
Russian Federation 0.0%		160,705	0.0%
Singapore 1.1%		7,209,420	1.1%
South Africa 0.0%		144,917	0.0%
Spain 2.7%		16,859,212	2.7%
Enagas SA	49,238	1,368,106	0.2%
OTHER SECURITIES		15,491,106	2.5%
Sweden 2.9%		18,312,858	2.9%
Switzerland 4.6%		29,277,583	4.6%
Georg Fischer AG	1,055	1,380,891	0.2%
Helvetia Holding AG	1,899	1,139,592	0.2%
PSP Swiss Property AG	10,664	1,059,054	0.2%
OTHER SECURITIES		25,698,046	4.0%
United Arab Emirates 0.0%		73,614	0.0%
United Kingdom 14.6%		91,816,970	14.6%
Auto Trader Group PLC (C)	226,920	1,323,037	0.2%
BBA Aviation PLC	306,586	1,231,171	0.2%
Beazley PLC	145,239	1,122,107	0.2%
Bellway PLC	33,093	1,253,698	0.2%
Cineworld Group PLC	271,010	1,092,583	0.2%
Electrocomponents PLC	132,085	1,273,160	0.2%
Hays PLC	410,557	1,085,676	0.2%
Howden Joinery Group PLC	183,769	1,175,361	0.2%
IG Group Holdings PLC	100,106	1,175,506	0.2%
Inchcape PLC	122,541	1,100,841	0.2%
John Wood Group PLC	132,358	1,233,276	0.2%
14	JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND | ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Shares	Value	% of Net Assets
United Kingdom (continued)			14.6%
Man Group PLC	481,704	$1,074,862	0.2%
Meggitt PLC	165,683	1,157,774	0.2%
NEX Group PLC	81,041	1,107,059	0.2%
Ocado Group PLC (A)	104,166	1,451,402	0.2%
Pennon Group PLC	111,149	1,107,865	0.2%
Phoenix Group Holdings	146,470	1,350,407	0.2%
Rotork PLC	241,632	1,060,438	0.2%
RPC Group PLC	122,530	1,135,102	0.2%
Tate & Lyle PLC	139,490	1,214,250	0.2%
Tullow Oil PLC (A)	414,221	1,252,255	0.2%
Victrex PLC	25,692	1,056,185	0.2%
OTHER SECURITIES		65,782,955	10.2%

United States 0.4%		2,664,813	0.4%
Preferred securities 0.2%		$1,522,413
(Cost $979,715)
Germany 0.2%		1,522,413	0.2%
Rights 0.0%		$6,650
(Cost $7,326)
Warrants 0.0%		$6,413
(Cost $8,788)

	Yield (%)	Shares	Value	% of Net Assets
Securities lending collateral 5.1%			$31,911,135
(Cost $31,903,342)
John Hancock Collateral Trust (D)	2.0611 (E)	3,189,168	31,911,135	5.1%

Total investments (Cost $543,875,654) 104.0%	$655,664,867	104.0%
Other assets and liabilities, net (4.0%)	(24,942,516)	(4.0)%
Total net assets 100.0%	$630,722,351	100.0%

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
Security Abbreviations and Legend
(A)	Non-income producing security.
(B)	All or a portion of this security is on loan as of 8-31-18.
(C)	These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration.
(D)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.
(E)	The rate shown is the annualized seven-day yield as of 8-31-18.
SEE NOTES TO FINANCIAL STATEMENTS	ANNUAL REPORT | JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND	15

DERIVATIVES
FUTURES
Open contracts	Number of contracts	Position	Expiration date	Notional basis*	Notional value*	Unrealized appreciation (depreciation)
Mini MSCI EAFE Index Futures	32	Long	Sep 2018	$3,224,869	$3,134,080	$(90,789)
						$(90,789)
* Notional basis refers to the contractual amount agreed upon at inception of open contracts; notional value represents the current value of the open contract.
At 8-31-18, the aggregate cost of investments for federal income tax purposes was $554,364,066. Net unrealized appreciation aggregated to $101,210,012, of which $168,083,566 related to gross unrealized appreciation and $66,873,554 related to gross unrealized depreciation.
See Notes to financial statements regarding investment transactions and other derivatives information.
16	JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND | ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

Financial statements
STATEMENT OF ASSETS AND LIABILITIES 8-31-18

Assets
Unaffiliated investments, at value (Cost $511,972,312) including $30,241,492 of securities loaned	$623,753,732
Affiliated investments, at value (Cost $31,903,342)	31,911,135
Total investments, at value (Cost $543,875,654)	655,664,867
Cash	4,256,338
Foreign currency, at value (Cost $1,012,618)	1,007,574
Collateral held at broker for futures contracts	112,000
Dividends and interest receivable	1,682,769
Receivable for fund shares sold	448,932
Receivable for investments sold	778,066
Other assets	70,853
Total assets	664,021,399
Liabilities
Payable for futures variation margin	22,560
Payable for investments purchased	942,196
Payable for fund shares repurchased	159,157
Payable upon return of securities loaned	31,915,322
Payable to affiliates
Investment management fees	567
Accounting and legal services fees	31,180
Transfer agent fees	6,537
Trustees' fees	336
Other liabilities and accrued expenses	221,193
Total liabilities	33,299,048
Net assets	$630,722,351
Net assets consist of
Paid-in capital	$521,929,912
Undistributed net investment income	2,284,949
Accumulated net realized gain (loss) on investments, futures contracts and foreign currency transactions	(5,186,219)
Net unrealized appreciation (depreciation) on investments, futures contracts and translation of assets and liabilities in foreign currencies	111,693,709
Net assets	$630,722,351

Net asset value per share
Based on net asset value and shares outstanding - the fund has an unlimited number of shares authorized with no par value
Class A ($55,128,678 ÷ 4,408,040 shares) [1]	$12.51
Class C ($2,031,920 ÷ 162,852 shares) [1]	$12.48
Class I ($6,180,333 ÷ 494,208 shares)	$12.51
Class R6 ($68,172,459 ÷ 5,448,752 shares)	$12.51
Class NAV ($499,208,961 ÷ 39,904,100 shares)	$12.51
Maximum offering price per share
Class A (net asset value per share ÷ 95%)[2]	$13.17

[1]	Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.
[2]	On single retail sales of less than $50,000. On sales of $50,000 or more and on group sales the offering price is reduced.
SEE NOTES TO FINANCIAL STATEMENTS	ANNUAL REPORT | JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND	17

STATEMENT OF OPERATIONS For the year ended  8-31-18

Investment income
Dividends	$16,912,409
Securities lending	1,138,293
Interest	61,967
Less foreign taxes withheld	(1,232,930)
Total investment income	16,879,739
Expenses
Investment management fees	6,053,800
Distribution and service fees	156,256
Accounting and legal services fees	92,954
Transfer agent fees	85,892
Trustees' fees	9,401
Custodian fees	458,792
State registration fees	85,736
Printing and postage	66,063
Professional fees	103,280
Other	30,297
Total expenses	7,142,471
Less expense reductions	(95,745)
Net expenses	7,046,726
Net investment income	9,833,013
Realized and unrealized gain (loss)
Net realized gain (loss) on
Unaffiliated investments and foreign currency transactions	46,659,489
Affiliated investments	(9,291)
Futures contracts	(82,041)
46,568,157
Change in net unrealized appreciation (depreciation) of
Unaffiliated investments and translation of assets and liabilities in foreign currencies	(35,398,398)
Affiliated investments	7,187
Futures contracts	(90,789)
(35,482,000)
Net realized and unrealized gain	11,086,157
Increase in net assets from operations	$20,919,170

18	JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND | ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

STATEMENTS OF CHANGES IN NET ASSETS

	Year ended 8-31-18	Year ended 8-31-17
Increase (decrease) in net assets
From operations
Net investment income	$9,833,013	$9,197,505
Net realized gain	46,568,157	27,511,294
Change in net unrealized appreciation (depreciation)	(35,482,000)	80,955,497
Increase in net assets resulting from operations	20,919,170	117,664,296
Distributions to shareholders
From net investment income
Class A	(654,232)	(285,146)
Class C	(20,839)	(31,026)
Class I	(1,097,992)	(466,399)
Class R6	(1,708)	—
Class NAV	(10,191,339)	(11,959,712)
Total distributions	(11,966,110)	(12,742,283)
From fund share transactions	6,672,733	(42,363,212)
Total increase	15,625,793	62,558,801
Net assets
Beginning of year	615,096,558	552,537,757
End of year	$630,722,351	$615,096,558
Undistributed net investment income	$2,284,949	$4,195,733
SEE NOTES TO FINANCIAL STATEMENTS	ANNUAL REPORT | JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND	19

Financial highlights
CLASS A SHARES Period ended	8-31-18	8-31-17	8-31-16	8-31-15	8-31-14
Per share operating performance
Net asset value, beginning of period	$12.33	$10.35	$9.87	$10.79	$9.11
Net investment income (loss)[1]	0.17	0.15	0.16	0.11	0.18
Net realized and unrealized gain (loss) on investments	0.22	2.03	0.43	(0.91)	1.58
Total from investment operations	0.39	2.18	0.59	(0.80)	1.76
Less distributions
From net investment income	(0.21)	(0.20)	(0.11)	(0.12)	(0.08)
Net asset value, end of period	$12.51	$12.33	$10.35	$9.87	$10.79
Total return (%)[2,3]	3.11	21.56	6.01	(7.42)	19.40
Ratios and supplemental data
Net assets, end of period (in millions)	$55	$30	$12	$2	$5
Ratios (as a percentage of average net assets):
Expenses before reductions	1.49	1.50	1.48	1.65	2.41
Expenses including reductions	1.39	1.39	1.39	1.63	1.63
Net investment income (loss)	1.31	1.30	1.62	1.07	1.67
Portfolio turnover (%)	19	13	12	11	11

[1]	Based on average daily shares outstanding.
[2]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[3]	Does not reflect the effect of sales charges, if any.
20	JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND | ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

CLASS C SHARES Period ended	8-31-18	8-31-17	8-31-16	8-31-15	8-31-14 [1]
Per share operating performance
Net asset value, beginning of period	$12.31	$10.34	$9.87	$10.77	$11.02
Net investment income (loss)[2]	0.06	0.05	0.07	0.07	(0.01)
Net realized and unrealized gain (loss) on investments	0.23	2.05	0.44	(0.93)	(0.24)
Total from investment operations	0.29	2.10	0.51	(0.86)	(0.25)
Less distributions
From net investment income	(0.12)	(0.13)	(0.04)	(0.04)	—
Net asset value, end of period	$12.48	$12.31	$10.34	$9.87	$10.77
Total return (%)[3,4]	2.31	20.54	5.16	(7.97)	(2.27) [5]
Ratios and supplemental data
Net assets, end of period (in millions)	$2	$2	$3	$1	$— [6]
Ratios (as a percentage of average net assets):
Expenses before reductions	2.19	2.20	2.18	3.13	17.76 [7]
Expenses including reductions	2.18	2.19	2.17	2.35	2.35 [7]
Net investment income (loss)	0.44	0.49	0.73	0.65	(0.71) [7]
Portfolio turnover (%)	19	13	12	11	11 [8]

[1]	The inception date for Class C shares is 6-27-14.
[2]	Based on average daily shares outstanding.
[3]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[4]	Does not reflect the effect of sales charges, if any.
[5]	Not annualized.
[6]	Less than $500,000.
[7]	Annualized.
[8]	Portfolio turnover is shown for the period from 9-1-13 to 8-31-14.
SEE NOTES TO FINANCIAL STATEMENTS	ANNUAL REPORT | JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND	21

CLASS I SHARES Period ended	8-31-18	8-31-17	8-31-16	8-31-15	8-31-14
Per share operating performance
Net asset value, beginning of period	$12.33	$10.35	$9.88	$10.79	$9.12
Net investment income (loss)[1]	0.09	0.17	0.12	0.18	0.16
Net realized and unrealized gain (loss) on investments	0.33	2.04	0.49	(0.93)	1.63
Total from investment operations	0.42	2.21	0.61	(0.75)	1.79
Less distributions
From net investment income	(0.24)	(0.23)	(0.14)	(0.16)	(0.12)
Net asset value, end of period	$12.51	$12.33	$10.35	$9.88	$10.79
Total return (%)[2]	3.32	21.82	6.26	(6.92)	19.71
Ratios and supplemental data
Net assets, end of period (in millions)	$6	$51	$6	$1	$— [3]
Ratios (as a percentage of average net assets):
Expenses before reductions	1.19	1.18	1.17	2.72	14.40
Expenses including reductions	1.18	1.18	1.16	1.23	1.23
Net investment income (loss)	0.75	1.55	1.28	1.76	1.49
Portfolio turnover (%)	19	13	12	11	11

[1]	Based on average daily shares outstanding.
[2]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[3]	Less than $500,000.
22	JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND | ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

CLASS R6 SHARES Period ended	8-31-18	8-31-17 [1]
Per share operating performance
Net asset value, beginning of period	$12.33	$12.21
Net investment income (loss)[2]	0.28	— [3]
Net realized and unrealized gain (loss) on investments	0.15	0.12
Total from investment operations	0.43	0.12
Less distributions
From net investment income	(0.25)	—
Net asset value, end of period	$12.51	$12.33
Total return (%)[4]	3.41	0.98 [5]
Ratios and supplemental data
Net assets, end of period (in millions)	$68	$— [6]
Ratios (as a percentage of average net assets):
Expenses before reductions	1.10	1.09 [7]
Expenses including reductions	1.09	1.08 [7]
Net investment income (loss)	2.17	10.62 [7]
Portfolio turnover (%)	19	13 [8]

[1]	The inception date for Class R6 shares is 8-30-17.
[2]	Based on average daily shares outstanding.
[3]	Less than $0.005 per share.
[4]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[5]	Not annualized.
[6]	Less than $500,000.
[7]	Annualized.
[8]	Portfolio turnover is shown for the period from 9-1-16 to 8-31-17.
SEE NOTES TO FINANCIAL STATEMENTS	ANNUAL REPORT | JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND	23

CLASS NAV SHARES Period ended	8-31-18	8-31-17	8-31-16	8-31-15	8-31-14
Per share operating performance
Net asset value, beginning of period	$12.33	$10.35	$9.88	$10.80	$9.12
Net investment income (loss)[1]	0.20	0.18	0.18	0.17	0.17
Net realized and unrealized gain (loss) on investments	0.23	2.04	0.44	(0.92)	1.64
Total from investment operations	0.43	2.22	0.62	(0.75)	1.81
Less distributions
From net investment income	(0.25)	(0.24)	(0.15)	(0.17)	(0.13)
Net asset value, end of period	$12.51	$12.33	$10.35	$9.88	$10.80
Total return (%)[2]	3.42	21.96	6.36	(6.87)	19.98
Ratios and supplemental data
Net assets, end of period (in millions)	$499	$531	$532	$700	$587
Ratios (as a percentage of average net assets):
Expenses before reductions	1.08	1.08	1.05	1.06	1.10
Expenses including reductions	1.07	1.07	1.05	1.05	1.09
Net investment income (loss)	1.56	1.61	1.79	1.66	1.57
Portfolio turnover (%)	19	13	12	11	11

[1]	Based on average daily shares outstanding.
[2]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
24	JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND | ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

Notes to financial statements

Note 1 — Organization

John Hancock International Small Company Fund (the fund) is a series of John Hancock Funds II (the Trust), an open-end management investment company organized as a Massachusetts business trust and registered under the Investment Company Act of 1940, as amended (the 1940 Act). The investment objective of the fund is to seek long-term capital appreciation.

The fund may offer multiple classes of shares. The shares currently offered by the fund are detailed in the Statement of assets and liabilities. Class A and Class C shares are offered to all investors. Class I shares are offered to institutions and certain investors. Class R6 shares are only available to certain retirement plans, institutions and other investors. Class NAV shares are offered to John Hancock affiliated funds of funds, retirement plans for employees of John Hancock and/or Manulife Financial Corporation, and certain 529 plans. Class C shares convert to Class A shares ten years after purchase (certain exclusions may apply). Shareholders of each class have exclusive voting rights to matters that affect that class. The distribution and service fees, if any, and transfer agent fees for each class may differ.

Note 2 — Significant accounting policies

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (US GAAP), which require management to make certain estimates and assumptions as of the date of the financial statements. Actual results could differ from those estimates and those differences could be significant. The fund qualifies as an investment company under Topic 946 of Accounting Standards Codification of US GAAP.

Events or transactions occurring after the end of the fiscal period through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the fund:

Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 p.m., Eastern Time (ET). In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the net asset value (NAV) may be determined as of the regularly scheduled close of the NYSE pursuant to the fund's Valuation Policies and Procedures.

In order to value the securities, the fund uses the following valuation techniques: Equity securities held by the fund are typically valued at the last sale price or official closing price on the exchange or principal market where the security trades. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Investments by the fund in open-end mutual funds, including John Hancock Collateral Trust (JHCT), are valued at their respective NAVs each business day. Futures contracts are typically valued at settlement prices, which are the official closing prices published by the exchange on which they trade. Foreign securities and currencies are valued in U.S. dollars based on foreign currency exchange rates supplied by an independent pricing vendor.

In certain instances, the Pricing Committee may determine to value equity securities using prices obtained from another exchange or market if trading on the exchange or market on which prices are typically obtained did not open for trading as scheduled, or if trading closed earlier than scheduled, and trading occurred as normal on another exchange or market.

Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the fund's Pricing Committee following procedures established by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed. Trading in foreign securities may be completed before the scheduled daily close of trading on the NYSE. Significant events at the issuer or market level may affect the values of securities between the time when the valuation of the securities is generally determined and the close of the NYSE. If a significant event occurs, these securities may be fair valued, as determined in good faith by the fund's Pricing Committee, following procedures established by the Board of Trustees. The fund uses fair value adjustment factors provided by an independent pricing vendor to value certain foreign securities in order to adjust for events that may occur between the close of foreign exchanges or markets and the close of the NYSE.

ANNUAL REPORT   |   JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND       25

The fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the fund's own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.

The following is a summary of the values by input classification of the fund's investments as of August 31, 2018, by major security category or type:

	Total value at 8-31-18	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
Investments in securities:
Assets
Common stocks
Australia	$42,608,572	$462,916	$42,108,160	$37,496
Austria	9,450,533	—	9,450,533	—
Belgium	9,674,693	—	9,674,693	—
Bermuda	1,267,710	—	1,267,710	—
Canada	54,012,508	53,655,600	341,221	15,687
China	645,396	—	645,396	—
Colombia	45,683	45,683	—	—
Denmark	14,244,284	—	14,244,284	—
Faeroe Islands	16,498	—	16,498	—
Finland	16,566,353	—	16,566,353	—
France	25,813,332	—	25,813,332	—
Gabon	35,327	—	35,327	—
Georgia	362,987	—	362,987	—
Germany	38,004,196	—	38,004,196	—
Gibraltar	234,280	—	234,280	—
Greece	86	—	—	86
Greenland	1,867	—	1,867	—
Guernsey, Channel Islands	35,348	—	35,348	—
Hong Kong	16,858,825	11,916	16,598,558	248,351
India	185,438	—	185,438	—
Ireland	3,542,173	—	3,542,173	—
Isle of Man	425,452	—	425,452	—
Israel	6,747,776	58,824	6,688,952	—
Italy	27,100,850	—	27,100,850	—
Japan	153,230,063	—	153,230,063	—
Jersey, Channel Islands	446,401	4,751	441,650	—
Jordan	465,816	—	465,816	—
Liechtenstein	363,545	—	363,545	—

ANNUAL REPORT   |   JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND       26

	Total value at 8-31-18	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
Luxembourg	2,152,758	—	$2,152,758	—
Macau	124,550	—	124,550	—
Malaysia	253,070	—	253,070	—
Malta	519,007	—	519,007	—
Monaco	325,745	$248,422	77,323	—
Mongolia	28,506	—	28,506	—
Netherlands	16,269,144	—	16,269,144	—
New Zealand	4,686,605	—	4,686,605	—
Norway	5,546,014	—	5,546,014	—
Peru	173,567	—	173,567	—
Philippines	$17,899	—	$17,899	—
Portugal	3,163,160	—	3,163,160	—
Russia	52,147	—	52,147	—
Russian Federation	160,705	—	160,705	—
Singapore	7,209,420	—	7,142,203	$67,217
South Africa	144,917	$641	144,276	—
Spain	16,859,212	—	16,859,212	—
Sweden	18,312,858	—	18,312,858	—
Switzerland	29,277,583	—	29,277,583	—
United Arab Emirates	73,614	—	73,614	—
United Kingdom	91,816,970	—	91,776,631	40,339
United States	2,664,813	1,768,891	895,922	—
Preferred securities	1,522,413	—	1,522,413	—
Rights	6,650	—	6,650	—
Warrants	6,413	1,190	5,223	—
Securities lending collateral	31,911,135	31,911,135	—	—
Total investments in securities	$655,664,867	$88,169,969	$567,085,722	$409,176
Derivatives:
Liabilities
Futures	$(90,789)	$(90,789)	—	—

Security transactions and related investment income. Investment security transactions are accounted for on a trade date plus one basis for daily NAV calculations. However, for financial reporting purposes, investment transactions are reported on trade date. Interest income is accrued as earned. Dividend income is recorded on the ex-date, except for dividends of foreign securities where the dividend may not be known until after the ex-date. In those cases, dividend income, net of withholding taxes, is recorded when the fund becomes aware of the dividends. Non-cash dividends, if any, are recorded at the fair market value of the securities received. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds from litigation.

Securities lending. The fund may lend its securities to earn additional income. The fund receives cash collateral from the borrower in an amount not less than the market value of the loaned securities. The fund will invest its collateral in JHCT, an affiliate of the fund, which has a floating NAV and is registered with the Securities and Exchange Commission (SEC) as an investment company. JHCT invests in short-term money market investments. The fund will receive the benefit of any gains and bear any losses generated by JHCT with respect to the cash collateral.

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The fund has the right to recall loaned securities on demand. If a borrower fails to return loaned securities when due, then the lending agent is responsible and indemnifies the fund for the lent securities. The lending agent uses the collateral received from the borrower to purchase replacement securities of the same issue, type, class and series of the loaned securities. If the value of the collateral is less than the purchase cost of replacement securities, the lending agent is responsible for satisfying the shortfall but only to the extent that the shortfall is not due to any decrease in the value of JHCT.

Although the risk of the loss of the securities lent is mitigated by receiving collateral from the borrower and through lending agent indemnification, the fund could experience a delay in recovering securities or could experience a lower than expected return if the borrower fails to return the securities on a timely basis. The fund receives compensation for lending its securities by retaining a portion of the return on the investment of the collateral and compensation from fees earned from borrowers of the securities. Securities lending income received by the fund is net of fees retained by the securities lending agent. Net income received from JHCT is a component of securities lending income as recorded on the Statement of operations.

Obligations to repay collateral received by the fund are shown on the Statement of assets and liabilities as Payable upon return of securities loaned and are secured by the loaned securities. As of August 31, 2018, the fund loaned common stocks valued at $30,241,492 and received $31,915,322 of cash collateral.

Foreign investing. Assets, including investments and liabilities denominated in foreign currencies, are translated into U.S. dollar values each day at the prevailing exchange rate. Purchases and sales of securities, income and expenses are translated into U.S. dollars at the prevailing exchange rate on the date of the transaction. The effect of changes in foreign currency exchange rates on the value of securities is reflected as a component of the realized and unrealized gains (losses) on investments. Foreign investments are subject to a decline in the value of a foreign currency versus the U.S. dollar, which reduces the dollar value of securities denominated in that currency.

Funds that invest internationally generally carry more risk than funds that invest strictly in U.S. securities. These risks are heightened for investments in emerging markets. Risks can result from differences in economic and political conditions, regulations, market practices (including higher transaction costs), accounting standards and other factors.

Foreign taxes. The fund may be subject to withholding tax on income, capital gains or repatriation taxes imposed by certain countries, a portion of which may be recoverable. Foreign taxes are accrued based upon the fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests. Taxes are accrued based on gains realized by the fund as a result of certain foreign security sales. In certain circumstances, estimated taxes are accrued based on unrealized appreciation of such securities. Investment income is recorded net of foreign withholding taxes, less any amounts reclaimable.

Line of credit. The fund may have the ability to borrow from banks for temporary or emergency purposes, including meeting redemption requests that otherwise might require the untimely sale of securities. Pursuant to the fund's custodian agreement, the custodian may loan money to the fund to make properly authorized payments. The fund is obligated to repay the custodian for any overdraft, including any related costs or expenses. The custodian may have a lien, security interest or security entitlement in any fund property that is not otherwise segregated or pledged, to the extent of any overdraft, and to the maximum extent permitted by law.

The fund and other affiliated funds have entered into a syndicated line of credit agreement with Citibank, N.A. as the administrative agent that enables them to participate in a $750 million unsecured committed line of credit. Excluding commitments designated for a certain fund and subject to the needs of all other affiliated funds, the fund can borrow up to an aggregate commitment amount of $500 million, subject to asset coverage and other limitations as specified in the agreement. A commitment fee payable at the end of each calendar quarter, based on the average daily unused portion of the line of credit, is charged to each participating fund based on a combination of fixed and asset based allocations and is reflected in Other expenses on the Statement of operations. For the year ended August 31, 2018, the fund had no borrowings under the line of credit. Commitment fees for the year ended August 31, 2018 were $3,268.

Expenses. Within the John Hancock group of funds complex, expenses that are directly attributable to an individual fund are allocated to such fund. Expenses that are not readily attributable to a specific fund are allocated among all funds in an

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equitable manner, taking into consideration, among other things, the nature and type of expense and the fund's relative net assets. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Class allocations. Income, common expenses and realized and unrealized gains (losses) are determined at the fund level and allocated daily to each class of shares based on the net assets of the class. Class-specific expenses, such as distribution and service fees, if any, and transfer agent fees, for all classes, are charged daily at the class level based on the net assets of each class and the specific expense rates applicable to each class.

Federal income taxes. The fund intends to continue to qualify as a regulated investment company by complying with the applicable provisions of the Internal Revenue Code and will not be subject to federal income tax on taxable income that is distributed to shareholders. Therefore, no federal income tax provision is required.

As of August 31, 2018, the fund had no uncertain tax positions that would require financial statement recognition, derecognition or disclosure. The fund's federal tax returns are subject to examination by the Internal Revenue Service for a period of three years.

Distribution of income and gains. Distributions to shareholders from net investment income and net realized gains, if any, are recorded on the ex-date. The fund typically declares and pays dividends and capital gain distributions, if any, at least annually.

The tax character of distributions for the years ended August 31, 2018 and 2017 was as follows:

	August 31, 2018	August 31, 2017
Ordinary income	$11,966,110	$12,742,283

Distributions paid by the fund with respect to each class of shares are calculated in the same manner, at the same time and in the same amount, except for the effect of class level expenses that may be applied differently to each class. As of August 31, 2018, the components of distributable earnings on a tax basis consisted of $7,587,142 of undistributed ordinary income.

Such distributions and distributable earnings, on a tax basis, are determined in conformity with income tax regulations, which may differ from US GAAP. Distributions in excess of tax basis earnings and profits, if any, are reported in the fund's financial statements as a return of capital.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences, if any, will reverse in a subsequent period. Book-tax differences are primarily attributable to expiration of capital loss carryforwards, wash sale loss deferrals, other loss deferrals and investments in passive foreign investment companies.

Note 3 — Derivative Instruments

The fund may invest in derivatives in order to meet its investment objective. Derivatives include a variety of different instruments that may be traded in the over-the-counter (OTC) market, on a regulated exchange or through a clearing facility. The risks in using derivatives vary depending upon the structure of the instruments, including the use of leverage, optionality, the liquidity or lack of liquidity of the contract, the creditworthiness of the counterparty or clearing organization and the volatility of the position. Some derivatives involve risks that are potentially greater than the risks associated with investing directly in the referenced securities or other referenced underlying instrument. Specifically, the fund is exposed to the risk that the counterparty to an OTC derivatives contract will be unable or unwilling to make timely settlement payments or otherwise honor its obligations. OTC derivatives transactions typically can only be closed out with the other party to the transaction.

Futures are traded or cleared on an exchange or central clearinghouse. Exchange-traded or centrally-cleared transactions generally present less counterparty risk to a fund than OTC transactions. The exchange or clearinghouse stands between the fund and the broker to the contract and therefore, credit risk is generally limited to the failure of the exchange or clearinghouse and the clearing member.

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Futures. A futures contract is a contractual agreement to buy or sell a particular currency or financial instrument at a pre-determined price in the future. Risks related to the use of futures contracts include possible illiquidity of the futures markets, contract prices that can be highly volatile and imperfectly correlated to movements in the underlying financial instrument and potential losses in excess of the amounts recognized on the Statement of assets and liabilities. Use of long futures contracts subjects the fund to the risk of loss up to the notional value of the futures contracts. Use of short futures contracts subjects the fund to unlimited risk of loss.

Upon entering into a futures contract, the fund is required to deposit initial margin with the broker in the form of cash or securities. The amount of required margin is generally based on a percentage of the contract value; this amount is the initial margin for the trade. The margin deposit must then be maintained at the established level over the life of the contract. Receivable/payable for futures variation margin is included on the Statement of assets and liabilities. Futures contracts are marked-to-market daily and an appropriate payable or receivable for the change in value (variation margin) and unrealized gain or loss is recorded by the fund. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

During the year ended August 31, 2018, the fund used futures contracts to gain exposure to certain securities and substitute for securities purchased. The fund held futures contracts with notional values ranging up to $3.2 million, as measured at each quarter end.

Fair value of derivative instruments by risk category

The table below summarizes the fair value of derivatives held by the fund at August 31, 2018 by risk category:

Risk	Statement of assets and liabilities location	Financial instruments location	Assets derivatives fair value	Liabilities derivatives fair value
Equity	Receivable/payable for futures	Futures†	—	($90,789)
† Reflects cumulative appreciation/depreciation on futures as disclosed in the Fund's investments. Only the year end variation margin is separately disclosed on the Statement of assets and liabilities.

Effect of derivative instruments on the Statement of operations

The table below summarizes the net realized gain (loss) included in the net increase (decrease) in net assets from operations, classified by derivative instrument and risk category, for the year ended August 31, 2018:

Statements of operations location - net realized gain (loss) on:
Risk	Futures contracts
Equity	($82,041)

The table below summarizes the net change in unrealized appreciation (depreciation) included in the net increase (decrease) in net assets from operations, classified by derivative instrument and risk category, for the year ended August 31, 2018:

Statements of operations location - change in net unrealized appreciation (depreciation) of:
Risk	Futures contracts
Equity	($90,789)

Note 4 — Guarantees and indemnifications

Under the Trust's organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust, including the fund. Additionally, in the normal course of business, the fund enters into contracts with service providers that contain general indemnification clauses. The fund's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the fund that have not yet occurred. The risk of material loss from such claims is considered remote.

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Note 5 — Fees and transactions with affiliates

John Hancock Advisers, LLC (the Advisor) serves as investment advisor for the fund. John Hancock Funds, LLC (the Distributor), an affiliate of the Advisor, serves as principal underwriter of the fund. The Advisor and the Distributor are indirect, wholly owned subsidiaries of Manulife Financial Corporation (MFC).

Management fee. The fund has an investment management agreement with the Advisor under which the fund pays a monthly management fee to the Advisor equivalent on an annual basis to 0.950% of the fund's aggregate net assets. Aggregate net assets include the net assets of the fund and International Small Company Trust, a series of John Hancock Variable Insurance Trust. The Advisor has a subadvisory agreement with Dimensional Fund Advisors LP. The fund is not responsible for payment of the subadvisory fees.

The Advisor has contractually agreed to waive a portion of its management fee and/or reimburse expenses for certain funds of the John Hancock group of funds complex, including the fund (the participating portfolios). This waiver is based upon aggregate net assets of all the participating portfolios. The amount of the reimbursement is calculated daily and allocated among all the participating portfolios in proportion to the daily net assets of each fund. During the year ended August 31, 2018, this waiver amounted to 0.01% of the fund's average net assets. This agreement expires on June 30, 2020, unless renewed by mutual agreement of the Fund and the Advisor based upon a determination that this is appropriate under the circumstances at that time.

The Advisor contractually agrees to reduce its management fee or, if necessary, make payment to Class A shares in an amount equal to the amount by which expenses of Class A shares exceed 1.39% of average net assets attributable to the class. For purposes of this agreement, "expenses of Class A shares" means all expenses of the class (including fund expenses attributable to the class), excluding taxes, brokerage commissions, interest expense, litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the fund's business, underlying fund expenses (acquired fund fees), and short dividend expense. The agreement expires on December 31, 2018, unless renewed by mutual agreement of the fund and the advisor based upon a determination that this is appropriate under the circumstances at that time.

For the year ended August 31, 2018, the expense reductions described above amounted to the following:

Class	Expense reduction	Class	Expense reduction
Class A	$45,534	Class R6	$3,274
Class C	186	Class NAV	44,398
Class I	2,353	Total	$95,745

Expenses waived or reimbursed in the current fiscal period are not subject to recapture in future fiscal periods.

The investment management fees, including the impact of the waivers and reimbursements as described above, incurred for the year ended August 31, 2018 were equivalent to a net annual effective rate of 0.93% of the fund's average daily net assets.

Accounting and legal services. Pursuant to a service agreement, the fund reimburses the Advisor for all expenses associated with providing the administrative, financial, legal, compliance, accounting and recordkeeping seryvices to the fund, including the preparation of all tax returns, periodic reports to shareholders and regulatory reports, among other services. These expenses are allocated to each share class based on its relative net assets at the time the expense was incurred. These accounting and legal services fees incurred for the year ended August 31, 2018 amounted to an annual rate of 0.01% of the fund's average daily net assets.

Distribution and service plans. The fund has a distribution agreement with the Distributor. The fund has adopted distribution and service plans with respect to Class A and Class C shares pursuant to Rule 12b-1 under the 1940 Act, to pay the Distributor for services provided as the distributor of shares of the fund. The fund may pay up to the following contractual

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rates of distribution and service fees under these arrangements, expressed as an annual percentage of average daily net assets for each class of the fund's shares:

Class	Rule 12b-1 fee
Class A	0.30%
Class C	1.00%

Sales charges. Class A shares are assessed up-front sales charges, which resulted in payments to the Distributor amounting to $308,715 for the year ended August 31, 2018. Of this amount, $53,063 was retained and used for printing prospectuses, advertising, sales literature and other purposes, $255,566 was paid as sales commissions to broker-dealers and $86 was paid as sales commissions to sales personnel of Signator Investors, Inc., a broker-dealer affiliate of the Advisor.

Class A and Class C shares may be subject to contingent deferred sales charges (CDSCs). Certain Class A shares that are acquired through purchases of $1 million or more and are redeemed within one year of purchase are subject to a 1.00% sales charge. Class C shares that are redeemed within one year of purchase are subject to a 1.00% CDSC. CDSCs are applied to the lesser of the current market value at the time of redemption or the original purchase cost of the shares being redeemed. Proceeds from CDSCs are used to compensate the Distributor for providing distribution-related services in connection with the sale of these shares. During the year ended August 31, 2018, CDSCs received by the Distributor amounted to $2,298 and $526 for Class A and Class C shares, respectively.

Transfer agent fees. The John Hancock group of funds has a complex-wide transfer agent agreement with John Hancock Signature Services, Inc. (Signature Services), an affiliate of the Advisor. The transfer agent fees paid to Signature Services are determined based on the cost to Signature Services (Signature Services Cost) of providing recordkeeping services. It also includes out-of-pocket expenses, including payments made to third-parties for recordkeeping services provided to their clients who invest in one or more John Hancock funds. In addition, Signature Services Cost may be reduced by certain fees that Signature Services receives in connection with retirement and small accounts. Signature Services Cost is calculated monthly and allocated, as applicable, to five categories of share classes: Retail Share and Institutional Share Classes of Non-Municipal Bond Funds, Class R6 Shares, Retirement Share Classes and Municipal Bond Share Classes. Within each of these categories, the applicable costs are allocated to the affected John Hancock affiliated funds and/or classes, based on the relative average daily net assets.

Class level expenses. Class level expenses for the year ended August 31, 2018 were:

Class	Distribution and service fees	Transfer agent fees
Class A	$134,311	$48,302
Class C	21,945	2,364
Class I	—	30,497
Class R6	—	4,729
Total	$156,256	$85,892

Interfund lending program. Pursuant to an Exemptive Order issued by the SEC, the fund, along with certain other funds advised by the Advisor or its affiliates, may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from, or lend money to, other participating affiliated funds. The fund's activity in this program during the period for which loans were outstanding was as follows:

Borrower or lender	Average Loan Balanced	Days outstanding	Weighted average interest rate	Interest income (expense)
Borrower	$5,892,840	2	1.480%	($485)

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Note 6 — Fund share transactions

Transactions in fund shares for the years ended August 31, 2018 and 2017 were as follows:

		Year ended 8-31-18		Year ended 8-31-17
	Shares	Amount	Shares	Amount
Class A shares
Sold	2,445,970	$31,513,193	1,788,332	$19,932,714
Distributions reinvested	50,992	654,232	28,373	285,146
Repurchased	(554,386)	(7,141,474)	(486,022)	(5,339,519)
Net increase	1,942,576	$25,025,951	1,330,683	$14,878,341
Class C shares
Sold	53,322	$688,135	74,578	$820,012
Distributions reinvested	1,619	20,839	3,075	31,026
Repurchased	(73,518)	(949,597)	(149,685)	(1,658,108)
Net decrease	(18,577)	$(240,623)	(72,032)	$(807,070)
Class I shares
Sold	1,328,288	$17,162,429	4,006,951	$43,623,388
Distributions reinvested	85,695	1,097,755	46,446	465,850
Repurchased	(5,068,351)	(69,196,719)	(502,409)	(5,666,275)
Net increase (decrease)	(3,654,368)	$(50,936,535)	3,550,988	$38,422,963
Class R6 shares
Sold	6,030,959	$81,655,586	4,095	$50,000
Distributions reinvested	55	700	—	—
Repurchased	(586,357)	(7,540,969)	—	—
Net increase	5,444,657	$74,115,317	4,095	$50,000
Class NAV shares
Sold	936,696	$11,928,210	1,460,329	$15,148,433
Distributions reinvested	795,577	10,191,339	1,192,394	11,959,712
Repurchased	(4,904,725)	(63,410,926)	(10,954,913)	(122,015,591)
Net decrease	(3,172,452)	$(41,291,377)	(8,302,190)	$(94,907,446)
Total net increase (decrease)	541,836	$6,672,733	(3,488,456)	$(42,363,212)

Affiliates of the fund owned 100% of shares of Class NAV on August 31, 2018. Such concentration of shareholders' capital could have a material effect on the fund if such shareholders redeem from the fund.

Note 7 — Purchase and sale of securities

Purchases and sales of securities, other than short-term investments, amounted to $124,155,200 and $119,541,688, respectively, for the year ended August 31, 2018.

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Note 8 — Investment by affiliated funds

Certain investors in the fund are affiliated funds that are managed by the Advisor and its affiliates. The affiliated funds do not invest in the fund for the purpose of exercising management or control; however, this investment may represent a significant portion of the fund's net assets. At August 31, 2018, funds within the John Hancock group of funds complex held 79.1% of the fund's net assets. The following funds had an affiliate ownership of 5% or more of the fund's net assets:

Fund	Affiliated concentration
John Hancock Funds II Multimanager Lifestyle Growth Portfolio	28.9%
John Hancock Funds II Multimanager Lifestyle Balanced Portfolio	17.7%
John Hancock Funds II Multimanager Lifestyle Aggressive Portfolio	12.7%

Note 9 — Investment in affiliated underlying funds

The fund may invest in affiliated underlying funds that are managed by the Advisor and its affiliates. Information regarding the fund's purchases and sales of the affiliated underlying funds as well as income and capital gains earned, if any, during the period is as follows:

					Dividends and distributions
Fund	Beginning share amount	Shares purchased	Shares sold	Ending share amount	Income distributions received	Capital gain distributions received	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Ending value
John Hancock Collateral Trust*	2,535,080	10,825,389	(10,171,301)	3,189,168	—	—	($9,291)	$7,187	$31,911,135
*Refer to the Securities lending note within Note 2 for details regarding this investment.

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REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Trustees of John Hancock Funds II and Shareholders of John Hancock International Small Company Fund

Opinion on the Financial Statements

We have audited the accompanying statement of assets and liabilities, including the fund's investments (summary of fund's investments), of John Hancock International Small Company Fund (one of the funds constituting John Hancock Funds II, referred to hereafter as the "Fund") as of August 31, 2018, the related statement of operations for the year ended August 31, 2018, the statements of changes in net assets for each of the two years in the period ended August 31, 2018, including the related notes, and the financial highlights for each of the periods indicated therein (collectively referred to as the "financial statements"). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of August 31, 2018, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended August 31, 2018 and the financial highlights for each of the periods indicated therein in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements are the responsibility of the Fund's management. Our responsibility is to express an opinion on the Fund's financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) ("PCAOB") and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of August 31, 2018 by correspondence with the custodian, transfer agent and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

/s/ PricewaterhouseCoopers LLP

Boston, Massachusetts

October 24, 2018

We have served as the auditor of one or more investment companies in the John Hancock group of funds since 1988.

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TAX INFORMATION

Unaudited

For federal income tax purposes, the following information is furnished with respect to the distributions of the fund, if any, paid during its taxable year ended August 31, 2018.

The fund reports the maximum amount allowable of its net taxable income as eligible for the corporate dividends-received deduction.

The fund reports the maximum amount allowable of its net taxable income as qualified dividend income as provided in the Jobs and Growth Tax Relief Reconciliation Act of 2003.

Income derived from foreign sources was $15,149,093. The fund intends to pass through foreign tax credits of $1,077,180.

Eligible shareholders will be mailed a 2018 Form 1099-DIV in early 2019. This will reflect the tax character of all distributions paid in calendar year 2018.

Please consult a tax advisor regarding the tax consequences of your investment in the fund.

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CONTINUATION OF INVESTMENT ADVISORY AND SUBADVISORY AGREEMENTS

Evaluation of Advisory and Subadvisory Agreements by the Board of Trustees

This section describes the evaluation by the Board of Trustees (the Board) of John Hancock Funds II (the Trust) of the Advisory Agreement (the Advisory Agreement) with John Hancock Advisers, LLC (the Advisor) and the Subadvisory Agreement (the Subadvisory Agreement) with Dimensional Fund Advisors LP (the Subadvisor), for John Hancock International Small Company Fund (the fund). The Advisory Agreement and Subadvisory Agreement are collectively referred to as the Agreements. Prior to the June 18-21, 2018 in-person meeting at which the Agreements were approved, the Board also discussed and considered information regarding the proposed continuation of the Agreements at an in-person meeting held on May 29-31, 2018.

Approval of Advisory and Subadvisory Agreements

At in-person meetings held on June 18-21, 2018, the Board, including the Trustees who are not parties to any Agreement or considered to be interested persons of the Trust under the Investment Company Act of 1940, as amended (the 1940 Act) (the Independent Trustees), reapproved for an annual period the continuation of the Advisory Agreement between the Trust and the Advisor and the Subadvisory Agreement between the Advisor and the Subadvisor with respect to the fund.

In considering the Advisory Agreement and the Subadvisory Agreement, the Board received in advance of the meetings a variety of materials relating to the fund, the Advisor and the Subadvisor, including comparative performance, fee and expense information for a peer group of similar funds prepared by an independent third-party provider of mutual fund data, performance information for an applicable benchmark index; and, with respect to the Subadvisor, comparative performance information for comparably managed accounts, as applicable, and other information provided by the Advisor and the Subadvisor regarding the nature, extent and quality of services provided by the Advisor and the Subadvisor under their respective Agreements, as well as information regarding the Advisor's revenues and costs of providing services to the fund and any compensation paid to affiliates of the Advisor. At the meetings at which the renewal of the Advisory Agreement and Subadvisory Agreement are considered, particular focus is given to information concerning fund performance, comparability of fees and total expenses, and profitability. However, the Board notes that the evaluation process with respect to the Advisor and the Subadvisor is an ongoing one. In this regard, the Board also took into account discussions with management and information provided to the Board (including its various committees) at prior meetings with respect to the services provided by the Advisor and the Subadvisor to the fund, including quarterly performance reports prepared by management containing reviews of investment results and prior presentations from the Subadvisor with respect to the fund. The information received and considered by the Board in connection with the May and June meetings and throughout the year was both written and oral. The Board also considered the nature, quality, and extent of non-advisory services, if any, to be provided to the fund by the Advisor's affiliates, including distribution services. The Board considered the Advisory Agreement and the Subadvisory Agreement separately in the course of its review. In doing so, the Board noted the respective roles of the Advisor and Subadvisor in providing services to the fund.

Throughout the process, the Board asked questions of and requested additional information from management. The Board is assisted by counsel for the Trust and the Independent Trustees are also separately assisted by independent legal counsel throughout the process. The Independent Trustees also received a memorandum from their independent legal counsel discussing the legal standards for their consideration of the proposed continuation of the Agreements and discussed the proposed continuation of the Agreements in private sessions with their independent legal counsel at which no representatives of management were present.

Approval of Advisory Agreement

In approving the Advisory Agreement with respect to the fund, the Board, including the Independent Trustees, considered a variety of factors, including those discussed below. The Board also considered other factors (including conditions and trends prevailing generally in the economy, the securities markets, and the industry) and did not treat any single factor as determinative, and each Trustee may have attributed different weights to different factors. The Board's conclusions may be

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based in part on its consideration of the advisory and subadvisory arrangements in prior years and on the Board's ongoing regular review of fund performance and operations throughout the year.

Nature, extent, and quality of services. Among the information received by the Board from the Advisor relating to the nature, extent, and quality of services provided to the fund, the Board reviewed information provided by the Advisor relating to its operations and personnel, descriptions of its organizational and management structure, and information regarding the Advisor's compliance and regulatory history, including its Form ADV. The Board also noted that on a regular basis it receives and reviews information from the Trust's Chief Compliance Officer (CCO) regarding the fund's compliance policies and procedures established pursuant to Rule 38a-1 under the 1940 Act. The Board observed that the scope of services provided by the Advisor, and of the undertakings required of the Advisor in connection with those services, including maintaining and monitoring its own and the fund's compliance programs, risk management programs, liquidity management programs and cybersecurity programs, had expanded over time as a result of regulatory, market and other developments. The Board considered that the Advisor is responsible for the management of the day-to-day operations of the fund, including, but not limited to, general supervision of and coordination of the services provided by the Subadvisor, and is also responsible for monitoring and reviewing the activities of the Subadvisor and other third-party service providers. The Board also considered the significant risks assumed by the Advisor in connection with the services provided to the fund including entrepreneurial risk in sponsoring new funds and ongoing risks including investment, operational, enterprise, litigation, regulatory and compliance risks with respect to all funds.

In considering the nature, extent, and quality of the services provided by the Advisor, the Trustees also took into account their knowledge of the Advisor's management and the quality of the performance of the Advisor's duties, through Board meetings, discussions and reports during the preceding year and through each Trustee's experience as a Trustee of the Trust and of the other trusts in the John Hancock group of funds complex (the John Hancock Fund Complex).

In the course of their deliberations regarding the Advisory Agreement, the Board considered, among other things:

(a)	skills and competency with which the Advisor has in the past managed the Trust's affairs and its subadvisory relationship, the Advisor's oversight and monitoring of the Subadvisor's investment performance and compliance programs, such as the Subadvisor's compliance with fund policies and objectives, review of brokerage matters, including with respect to trade allocation and best execution and the Advisor's timeliness in responding to performance issues;
(b)	the background, qualifications and skills of the Advisor's personnel;
(c)	the Advisor's compliance policies and procedures and its responsiveness to regulatory changes and fund industry developments;
(d)	the Advisor's administrative capabilities, including its ability to supervise the other service providers for the fund, as well as the Advisor's oversight of any securities lending activity, its monitoring of class action litigation and collection of class action settlements on behalf of the fund, and bringing loss recovery actions on behalf of the fund;
(e)	the financial condition of the Advisor and whether it has the financial wherewithal to provide a high level and quality of services to the fund;
(f)	the Advisor's initiatives intended to improve various aspects of the Trust's operations and investor experience with the fund; and
(g)	the Advisor's reputation and experience in serving as an investment advisor to the Trust and the benefit to shareholders of investing in funds that are part of a family of funds offering a variety of investments.

The Board concluded that the Advisor may reasonably be expected to continue to provide a high quality of services under the Advisory Agreement with respect to the fund.

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Investment performance. In considering the fund's performance, the Board noted that it reviews at its regularly scheduled meetings information about the fund's performance results. In connection with the consideration of the Advisory Agreement, the Board:

(a)	reviewed information prepared by management regarding the fund's performance;
(b)	considered the comparative performance of an applicable benchmark index;
(c)	considered the performance of comparable funds, if any, as included in the report prepared by an independent third-party provider of fund data; and
(d)	took into account the Advisor's analysis of the fund's performance and its plans and recommendations regarding the Trust's subadvisory arrangements generally.

The Board noted that while it found the data provided by the independent third-party generally useful it recognized its limitations, including in particular that the data may vary depending on the end date selected and that the results of the performance comparisons may vary depending on the selection of the peer group. The Board noted that the fund underperformed its benchmark index for the one- and three-year periods ended December 31, 2017. The Board also noted that the fund underperformed the peer group average for the one-year period and outperformed the peer group average for the three-year period ended December 31, 2017. The Board took into account management's discussion of the fund's performance, including its favorable performance relative to the peer group average for the three-year period. The Board concluded that the fund's performance has generally been in line with or generally outperformed the historical performance of comparable funds over the longer term.

Fees and expenses. The Board reviewed comparative information prepared by an independent third-party provider of mutual fund data, including, among other data, the fund's contractual and net management fees (and subadvisory fees, to the extent available) and total expenses as compared to similarly situated investment companies deemed to be comparable to the fund in light of the nature, extent and quality of the management and advisory and subadvisory services provided by the Advisor and the Subadvisor. The Board considered the fund's ranking within a smaller group of peer funds chosen by the independent third-party provider, as well as the fund's ranking within a broader group of funds. In comparing the fund's contractual and net management fees to those of comparable funds, the Board noted that such fees include both advisory and administrative costs. The Board noted that net management fees are equal to the peer group median and total expenses for the fund are higher than the peer group median.

The Board took into account management's discussion of the fund's expenses. The Board also took into account management's discussion with respect to overall management fee and the fees of the Subadvisor, including the amount of the advisory fee retained by the Advisor after payment of the subadvisory fee, in each case in light of the services rendered for those amounts and the risks undertaken by the Advisor. The Board also noted that the Advisor pays the subadvisory fee, and that such fees are negotiated at arm's length with respect to the Subadvisor. In addition, the Board took into account that management had agreed to implement an overall fee waiver across the complex, including the fund, which is discussed further below. The Board also noted actions taken over the past several years to reduce the fund's operating expenses. The Board also noted that, in addition, the Advisor is currently waiving fees and/or reimbursing expenses with respect to the fund. The Board reviewed information provided by the Advisor concerning the investment advisory fee charged by the Advisor or one of its advisory affiliates to other clients (including other funds in the John Hancock Fund Complex) having similar investment mandates, if any. The Board considered any differences between the Advisor's and Subadvisor's services to the fund and the services they provide to other comparable clients or funds. The Board concluded that the advisory fee paid with respect to the fund is reasonable in light of the nature, extent and quality of the services provided to the fund under the Advisory Agreement.

Profitability/Fall out benefits. In considering the costs of the services to be provided and the profits to be realized by the Advisor and its affiliates from the Advisor's relationship with the Trust, the Board:

(a)	reviewed financial information of the Advisor;
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(b)	reviewed and considered information presented by the Advisor regarding the net profitability to the Advisor and its affiliates with respect to the fund;
(c)	received and reviewed profitability information with respect to the John Hancock Fund Complex as a whole and with respect to the fund;
(d)	received information with respect to the Advisor's allocation methodologies used in preparing the profitability data and considered that the Advisor hired an independent third-party consultant to provide an analysis of the Advisor's allocation methodologies;
(e)	considered that the John Hancock insurance companies that are affiliates of the Advisor, as shareholders of the Trust directly or through their separate accounts, receive certain tax credits or deductions relating to foreign taxes paid and dividends received by certain funds of the Trust and noted that these tax benefits, which are not available to participants in qualified retirement plans under applicable income tax law, are reflected in the profitability information reviewed by the Board;
(f)	considered that the Advisor also provides administrative services to the fund on a cost basis pursuant to an administrative services agreement;
(g)	noted that affiliates of the Advisor provide transfer agency services and distribution services to the fund, and that the fund's distributor also receives Rule 12b-1 payments to support distribution of the fund;
(h)	noted that the Advisor also derives reputational and other indirect benefits from providing advisory services to the fund;
(i)	noted that the subadvisory fee for the fund is paid by the Advisor and is negotiated at arm's length;
(j)	considered the Advisor's ongoing costs and expenditures necessary to improve services, meet new regulatory and compliance requirements, and adapt to other challenges impacting the fund industry; and
(k)	considered that the Advisor should be entitled to earn a reasonable level of profits in exchange for the level of services it provides to the fund and the risks that it assumes as Advisor including entrepreneurial, operational, reputational, litigation and regulatory risk.

Based upon its review, the Board concluded that the level of profitability, if any, of the Advisor and its affiliates from their relationship with the fund was reasonable and not excessive.

Economies of scale. In considering the extent to which economies of scale would be realized as the fund grows and whether fee levels reflect these economies of scale for the benefit of fund shareholders, the Board:

(a)	considered that the Advisor has contractually agreed to waive a portion of its management fee for certain funds of the John Hancock Fund Complex, including the fund (the participating portfolios) or otherwise reimburse the expenses of the participating portfolios (the reimbursement). This waiver is based upon aggregate net assets of all the participating portfolios. The amount of the reimbursement is calculated daily and allocated among all the participating portfolios in proportion to the daily net assets of each fund;
(b)	the Board also took into account management's discussion of the fund's advisory fee structure; and
(c)	the Board also considered the effect of the fund's growth in size on its performance and fees. The Board also noted that if the fund's assets increase over time, the fund may realize other economies of scale.

Approval of Subadvisory Agreement

In making its determination with respect to approval of the Subadvisory Agreement, the Board reviewed:

(1)	information relating to the Subadvisor's business, including current subadvisory services to the Trust (and other funds in the John Hancock Fund Complex);
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(2)	the historical and current performance of the fund and comparative performance information relating to an applicable benchmark index and comparable funds;
(3)	the subadvisory fee for the fund and to the extent available, comparable fee information prepared by an independent third party provider of fund data; and
(4)	information relating to the nature and scope of any material relationships and their significance to the Trust's Advisor and Subadvisor.

Nature, extent, and quality of services. With respect to the services provided by the Subadvisor, the Board received information provided to the Board by the Subadvisor, including the Subadvisor's Form ADV, as well as took into account information presented throughout the past year. The Board considered the Subadvisor's current level of staffing and its overall resources, as well as received information relating to the Subadvisor's compensation program. The Board reviewed the Subadvisor's history and investment experience, as well as information regarding the qualifications, background, and responsibilities of the Subadvisor's investment and compliance personnel who provide services to the fund. The Board also considered, among other things, the Subadvisor's compliance program and any disciplinary history. The Board also considered the Subadvisor's risk assessment and monitoring process. The Board reviewed the Subadvisor's regulatory history, including whether it was involved in any regulatory actions or investigations as well as material litigation, and any settlements and amelioratory actions undertaken, as appropriate. The Board noted that the Advisor conducts regular, periodic reviews of the Subadvisor and its operations, including regarding investment processes and organizational and staffing matters. The Board also noted that the Trust's CCO and his staff conduct regular, periodic compliance reviews with the Subadvisor and present reports to the Independent Trustees regarding the same, which includes evaluating the regulatory compliance systems of the Subadvisor and procedures reasonably designed to assure compliance with the federal securities laws. The Board also took into account the financial condition of the Subadvisor.

The Board considered the Subadvisor's investment process and philosophy. The Board took into account that the Subadvisor's responsibilities include the development and maintenance of an investment program for the fund that is consistent with the fund's investment objective, the selection of investment securities and the placement of orders for the purchase and sale of such securities, as well as the implementation of compliance controls related to performance of these services. The Board also received information with respect to the Subadvisor's brokerage policies and practices, including with respect to best execution and soft dollars.

Subadvisor compensation. In considering the cost of services to be provided by the Subadvisor and the profitability to the Subadvisor of its relationship with the fund, the Board noted that the fees under the Subadvisory Agreement are paid by the Advisor and not the fund.

The Board also relied on the ability of the Advisor to negotiate the Subadvisory Agreement with the Subadvisor, which is not affiliated with the Advisor, and the fees thereunder at arm's length. As a result, the costs of the services to be provided and the profits to be realized by the Subadvisor from its relationship with the Trust were not a material factor in the Board's consideration of the Subadvisory Agreement.

The Board also received information regarding the nature and scope (including their significance to the Advisor and its affiliates and to the Subadvisor) of any material relationships with respect to the Subadvisor, which include arrangements in which the Subadvisor or its affiliates provide advisory, distribution, or management services in connection with financial products sponsored by the Advisor or its affiliates, and may include other registered investment companies, a 529 education savings plan, managed separate accounts and exempt group annuity contracts sold to qualified plans. The Board also received information and took into account any other potential conflicts of interest the Advisor might have in connection with the Subadvisory Agreement.

In addition, the Board considered other potential indirect benefits that the Subadvisor and its affiliates may receive from the Subadvisor's relationship with the fund, such as the opportunity to provide advisory services to additional funds in the John Hancock Fund Complex and reputational benefits.

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Subadvisory fees. The Board considered that the fund pays an advisory fee to the Advisor and that, in turn, the Advisor pays a subadvisory fee to the Subadvisor. As noted above, the Board also considered the fund's subadvisory fees as compared to similarly situated investment companies deemed to be comparable to the fund as included in the report prepared by the independent third party provider of fund data, to the extent available. The Board also took into account the subadvisory fees paid by the Advisor to the Subadvisor with respect to the fund and compared them to fees charged by the Subadvisor to manage other subadvised portfolios and portfolios not subject to regulation under the 1940 Act, as applicable.

Subadvisor performance. As noted above, the Board considered the fund's performance as compared to the fund's peer group and the benchmark index and noted that the Board reviews information about the fund's performance results at its regularly scheduled meetings. The Board noted the Advisor's expertise and resources in monitoring the performance, investment style and risk-adjusted performance of the Subadvisor. The Board was mindful of the Advisor's focus on the Subadvisor's performance. The Board also noted the Subadvisor's long-term performance record for similar accounts, as applicable.

The Board's decision to approve the Subadvisory Agreement was based on a number of determinations, including the following:

(1)	the Subadvisor has extensive experience and demonstrated skills as a manager;
(2)	the performance of the fund has generally been in line with or generally outperformed the historical performance of comparable funds over the longer term.
(3)	subadvisory fee is reasonable in relation to the level and quality of services being provided; and
(4)	noted that the subadvisory fees are paid by the Advisor not the fund.

* * *

Based on the Board's evaluation of all factors that the Board deemed to be material, including those factors described above, the Board, including the Independent Trustees, concluded that renewal of the Advisory Agreement and the Subadvisory Agreement would be in the best interest of the fund and its shareholders. Accordingly, the Board, and the Independent Trustees voting separately, approved the Advisory Agreement and Subadvisory Agreement for an additional one-year period.

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Trustees and Officers

This chart provides information about the Trustees and Officers who oversee your John Hancock fund. Officers elected by the Trustees manage the day-to-day operations of the fund and execute policies formulated by the Trustees.

Independent Trustees

Name, year of birth Position(s) held with Trust Principal occupation(s) and other directorships during past 5 years	Trustee of the Trust since[1]	Number of John Hancock funds overseen by Trustee
Hassell H. McClellan, Born: 1945	2005	216
Trustee and Chairperson of the Board
Director/Trustee, Virtus Funds (since 2008); Director, The Barnes Group (since 2010); Associate Professor, The Wallace E. Carroll School of Management, Boston College (retired 2013). Trustee (since 2014) and Chairperson of the Board (since 2017), John Hancock Collateral Trust; Trustee (since 2015) and Chairperson of the Board (since 2017), John Hancock Exchange-Traded Fund Trust; Trustee (since 2012) and Chairperson of the Board (since 2017), John Hancock retail funds[3]; Trustee (2005-2006 and since 2012) and Chairperson of the Board (since 2017), John Hancock Funds III; Trustee (since 2005) and Chairperson of the Board (since 2017), John Hancock Variable Insurance Trust and John Hancock Funds II.

Charles L. Bardelis,[2] Born: 1941	2005	216
Trustee
Director, Island Commuter Corp. (marine transport). Trustee, John Hancock Collateral Trust (since 2014), Trustee, John Hancock Exchange-Traded Fund Trust (since 2015); Trustee, John Hancock retail funds[3] (since 2012); Trustee, John Hancock Funds III (2005-2006 and since 2012); Trustee, John Hancock Variable Insurance Trust (since 1988); Trustee, John Hancock Funds II (since 2005).

James R. Boyle, Born: 1959	2015	216
Trustee
Chief Executive Officer, Foresters Financial (since 2018); Chairman and Chief Executive Officer, Zillion Group, Inc. (formerly HealthFleet, Inc.) (healthcare) (2014-2018); Executive Vice President and Chief Executive Officer, U.S. Life Insurance Division of Genworth Financial, Inc. (insurance) (January 2014-July 2014); Senior Executive Vice President, Manulife Financial Corporation, President and Chief Executive Officer, John Hancock (1999-2012); Chairman and Director, John Hancock Advisers, LLC, John Hancock Funds, LLC, and John Hancock Investment Management Services, LLC (2005-2010). Trustee, John Hancock Collateral Trust and John Hancock Exchange-Traded Fund Trust (since 2015); Trustee, John Hancock retail funds[3] (2005-2010; 2012-2014 and since 2015); Trustee, John Hancock Variable Insurance Trust and John Hancock Funds II (2005-2014 and since 2015).

Peter S. Burgess,[2] Born: 1942	2005	216
Trustee
Consultant (financial, accounting, and auditing matters) (since 1999); Certified Public Accountant; Partner, Arthur Andersen (independent public accounting firm) (prior to 1999); Director, Lincoln Educational Services Corporation (since 2004); Director, Symetra Financial Corporation (2010-2016); Director, PMA Capital Corporation (2004-2010). Trustee, John Hancock Collateral Trust (since 2014); Trustee, John Hancock Exchange-Traded Fund Trust (since 2015); Trustee, John Hancock retail funds[3] (since 2012); Trustee, John Hancock Funds III (2005-2006 and since 2012); Trustee, John Hancock Variable Insurance Trust and John Hancock Funds II (since 2005).

William H. Cunningham, Born: 1944	2012	216
Trustee
Professor, University of Texas, Austin, Texas (since 1971); former Chancellor, University of Texas System and former President of the University of Texas, Austin, Texas; Chairman (since 2009) and Director (since 2006), Lincoln National Corporation (insurance); Director, Southwest Airlines (since 2000); former Director, LIN Television (2009-2014). Trustee, John Hancock retail funds[3] (since 1986); Trustee, John Hancock Variable Insurance Trust (since 2012); Trustee, John Hancock Funds II (2005-2006 and since 2012); Trustee, John Hancock Collateral Trust (since 2014); Trustee, John Hancock Exchange-Traded Fund Trust (since 2015).

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Independent Trustees (continued)

Name, year of birth Position(s) held with Trust Principal occupation(s) and other directorships during past 5 years	Trustee of the Trust since[1]	Number of John Hancock funds overseen by Trustee
Grace K. Fey, Born: 1946	2008	216
Trustee
Chief Executive Officer, Grace Fey Advisors (since 2007); Director and Executive Vice President, Frontier Capital Management Company (1988-2007); Director, Fiduciary Trust (since 2009). Trustee, John Hancock Collateral Trust (since 2014); Trustee, John Hancock Exchange-Traded Fund Trust (since 2015); Trustee, John Hancock retail funds[3] (since 2012); Trustee, John Hancock Variable Insurance Trust and John Hancock Funds II (since 2008).

Theron S. Hoffman,[2] Born: 1947	2008	216
Trustee
Chief Executive Officer, T. Hoffman Associates, LLC (consulting firm) (since 2003); Director, The Todd Organization (consulting firm) (2003-2010); President, Westport Resources Management (investment management consulting firm) (2006-2008); Board Member, Senior Managing Director, Partner, and Operating Head, Putnam Investments (2000-2003); Executive Vice President, The Thomson Corp. (financial and legal information publishing) (1997-2000). Trustee, John Hancock Collateral Trust (since 2014); Trustee, John Hancock Exchange-Traded Fund Trust (since 2015); Trustee, John Hancock retail funds[3] (since 2012); Trustee, John Hancock Variable Insurance Trust and John Hancock Funds II (since 2008).

Deborah C. Jackson, Born: 1952	2012	216
Trustee
President, Cambridge College, Cambridge, Massachusetts (since 2011); Board of Directors, National Association of Corporate Directors/New England (since 2015); Board of Directors, Association of Independent Colleges and Universities of Massachusetts (since 2014); Chief Executive Officer, American Red Cross of Massachusetts Bay (2002-2011); Board of Directors of Eastern Bank Corporation (since 2001); Board of Directors of Eastern Bank Charitable Foundation (since 2001); Board of Directors of American Student Assistance Corporation (1996-2009); Board of Directors of Boston Stock Exchange (2002-2008); Board of Directors of Harvard Pilgrim Healthcare (health benefits company) (2007-2011). Trustee, John Hancock retail funds[3] (since 2008); Trustee, John Hancock Variable Insurance Trust and John Hancock Funds II (since 2012); Trustee, John Hancock Collateral Trust (since 2014); and Trustee, John Hancock Exchange-Traded Fund Trust (since 2015).

James M. Oates, Born: 1946	2005	216

Trustee
Managing Director, Wydown Group (financial consulting firm) (since 1994); Chairman and Director, Emerson Investment Management, Inc. (2000-2015); Independent Chairman, Hudson Castle Group, Inc. (formerly IBEX Capital Markets, Inc.) (financial services company) (1997-2011); Director, Stifel Financial (since 1996); Director, Investor Financial Services Corporation (1995-2007); Director, Connecticut River Bancorp (1998-2014); Director/Trustee, Virtus Funds (since 1988). Trustee (since 2014) and Chairperson of the Board (2014-2016), John Hancock Collateral Trust; Trustee (since 2015) and Chairperson of the Board (2015-2016), John Hancock Exchange-Traded Fund Trust; Trustee (since 2012) and Chairperson of the Board (2012-2016), John Hancock retail funds[3]; Trustee (2005-2006 and since 2012) and Chairperson of the Board (2012-2016), John Hancock Funds III; Trustee (since 2004) and Chairperson of the Board (2005-2016), John Hancock Variable Insurance Trust; Trustee (since 2005) and Chairperson of the Board, John Hancock Funds II (2005-2016).

Steven R. Pruchansky, Born: 1944	2012	216
Trustee and Vice Chairperson of the Board
Managing Director, Pru Realty (since 2017); Chairman and Chief Executive Officer, Greenscapes of Southwest Florida, Inc. (since 2000); Director and President, Greenscapes of Southwest Florida, Inc. (until 2000); Member, Board of Advisors, First American Bank (until 2010); Managing Director, Jon James, LLC (real estate) (since 2000); Partner, Right Funding, LLC (2014-2017); Director, First Signature Bank & Trust Company (until 1991); Director, Mast Realty Trust (until 1994); President, Maxwell Building Corp. (until 1991). Trustee (since 1992) and Chairperson of the Board (2011-2012), John Hancock retail funds[3]; Trustee and Vice Chairperson of the Board, John Hancock retail funds[3] John Hancock Variable Insurance Trust, and John Hancock Funds II (since 2012); Trustee and Vice Chairperson of the Board, John Hancock Collateral Trust (since 2014); Trustee and Vice Chairperson of the Board, John Hancock Exchange-Traded Fund Trust (since 2015).

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Independent Trustees (continued)

Name, year of birth Position(s) held with Trust Principal occupation(s) and other directorships during past 5 years	Trustee of the Trust since[1]	Number of John Hancock funds overseen by Trustee
Gregory A. Russo, Born: 1949	2012	216
Trustee
Director and Audit Committee Chairman (since 2012), and Member, Audit Committee and Finance Committee (since 2011), NCH Healthcare System, Inc. (holding company for multi-entity healthcare system); Director and Member (since 2012) and Finance Committee Chairman (since 2014), The Moorings, Inc. (nonprofit continuing care community); Vice Chairman, Risk & Regulatory Matters, KPMG LLP (KPMG) (2002-2006); Vice Chairman, Industrial Markets, KPMG (1998-2002); Chairman and Treasurer, Westchester County, New York, Chamber of Commerce (1986-1992); Director, Treasurer, and Chairman of Audit and Finance Committees, Putnam Hospital Center (1989-1995); Director and Chairman of Fundraising Campaign, United Way of Westchester and Putnam Counties, New York (1990-1995). Trustee, John Hancock retail funds[3] (since 2008); Trustee, John Hancock Variable Insurance Trust and John Hancock Funds II (since 2012); Trustee, John Hancock Collateral Trust (since 2014); Trustee, John Hancock Exchange-Traded Fund Trust (since 2015).

Non-Independent Trustees4

Name, year of birth Position(s) held with Trust Principal occupation(s) and other directorships during past 5 years	Trustee of the Trust since[1]	Number of John Hancock funds overseen by Trustee
Andrew G. Arnott, Born: 1971	2017	216
President and Non-Independent Trustee
Executive Vice President, John Hancock Financial Services (since 2009, including prior positions); Director and Executive Vice President, John Hancock Advisers, LLC (since 2005, including prior positions); Director and Executive Vice President, John Hancock Investment Management Services, LLC (since 2006, including prior positions); President, John Hancock Funds, LLC (since 2004, including prior positions); President, John Hancock retail funds,[3] John Hancock Variable Insurance Trust, and John Hancock Funds II (since 2007, including prior positions); President, John Hancock Collateral Trust and John Hancock Exchange-Traded Fund Trust (since 2014). Trustee, John Hancock Collateral Trust, John Hancock Exchange-Traded Fund Trust, John Hancock retail funds,[3] John Hancock Variable Insurance Trust, and John Hancock Funds II (since 2017).

Marianne Harrison, Born: 1963	2018	216
Non-Independent Trustee
President and CEO, John Hancock (since 2017); President and CEO, Manulife Canadian Division (2013-2017); Member, Board of Directors, American Council of Life Insurers (ACLI) (since 2018); Member, Board of Directors, Communitech, an industry-led innovation center that fosters technology companies in Canada (since 2017); Member, Board of Directors, Manulife Assurance Canada (since 2015); Board Member, St. Mary's General Hospital Foundation (since 2014); Member, Board of Directors, Manulife Bank of Canada (since 2013); Member, Standing Committee of the Canadian Life & Health Assurance Association (since 2013); Member, Board of Directors, John Hancock USA, John Hancock Life & Health, John Hancock New York (2012-2013). Trustee, John Hancock Collateral Trust, John Hancock Exchange-Traded Fund Trust, John Hancock retail funds[3], John Hancock Variable Insurance Trust, and John Hancock Funds II (since 2018).

Warren A. Thomson, Born: 1955	2012	216
Non-Independent Trustee
Senior Executive Vice President and Chief Investment Officer, Manulife Financial Corporation and The Manufacturers Life Insurance Company (since 2009); Chairman, Manulife Asset Management (since 2001, including prior positions); Director and Chairman, Manulife Asset Management Limited (since 2006); Director and Chairman, Hancock Natural Resources Group, Inc. (since 2013). Trustee, John Hancock retail funds,[3] John Hancock Variable Insurance Trust, and John Hancock Funds II (since 2012); Trustee, John Hancock Collateral Trust (since 2014); Trustee, John Hancock Exchange-Traded Fund Trust (since 2015).

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Principal officers who are not Trustees

Name, year of birth Position(s) held with Trust Principal occupation(s) during past 5 years	Officer of the Trust since
John J. Danello, Born: 1955	2014
Senior Vice President, Secretary, and Chief Legal Officer
Vice President and Chief Counsel, John Hancock Wealth Management (since 2005); Senior Vice President (since 2007) and Chief Legal Counsel (2007-2010), John Hancock Funds, LLC and The Berkeley Financial Group, LLC; Senior Vice President (since 2006, including prior positions) and Chief Legal Officer and Secretary (since 2014), John Hancock retail funds,[3] John Hancock Funds II and John Hancock Variable Insurance Trust; Senior Vice President, Secretary and Chief Legal Officer, John Hancock Collateral Trust and John Hancock Exchange-Traded Fund Trust (since 2014); Vice President, John Hancock Life & Health Insurance Company (since 2009); Vice President, John Hancock Life Insurance Company (USA) and John Hancock Life Insurance Company of New York (since 2010); and Senior Vice President, Secretary and Chief Legal Counsel (2007-2014, including prior positions) of John Hancock Advisers, LLC and John Hancock Investment Management Services, LLC.

Francis V. Knox, Jr., Born: 1947	2005
Chief Compliance Officer
Vice President, John Hancock Financial Services (since 2005); Chief Compliance Officer, John Hancock retail funds,[3] John Hancock Variable Insurance Trust, John Hancock Funds II, John Hancock Advisers, LLC, and John Hancock Investment Management Services, LLC (since 2005); Chief Compliance Officer, John Hancock Collateral Trust and John Hancock Exchange-Traded Fund Trust (since 2014).

Charles A. Rizzo, Born: 1957	2007
Chief Financial Officer
Vice President, John Hancock Financial Services (since 2008); Senior Vice President, John Hancock Advisers, LLC and John Hancock Investment Management Services, LLC (since 2008); Chief Financial Officer, John Hancock retail funds,[3] John Hancock Variable Insurance Trust and John Hancock Funds II (since 2007); Chief Financial Officer, John Hancock Collateral Trust and John Hancock Exchange-Traded Fund Trust (since 2014).

Salvatore Schiavone, Born: 1965	2009
Treasurer
Assistant Vice President, John Hancock Financial Services (since 2007); Vice President, John Hancock Advisers, LLC and John Hancock Investment Management Services, LLC (since 2007); Treasurer, John Hancock retail funds[3] (since 2007, including prior positions); Treasurer, John Hancock Variable Insurance Trust and John Hancock Funds II (2007-2009 and since 2010, including prior positions); Treasurer, John Hancock Collateral Trust and John Hancock Exchange-Traded Fund Trust (since 2014).

The business address for all Trustees and Officers is 601 Congress Street, Boston, Massachusetts 02210-2805.

The Statement of Additional Information of the fund includes additional information about members of the Board of Trustees of the Trust and is available without charge, upon request, by calling 800-225-5291.

1	Each Trustee holds office until his or her successor is elected and qualified, or until the Trustee's death, retirement, resignation, or removal. Mr. Boyle has served as Trustee at various times prior to the date listed in the table.
2	Member of the Audit Committee.
3	"John Hancock retail funds" comprises John Hancock Funds III and 40 other John Hancock funds consisting of 30 series of other John Hancock trusts and 10 closed-end funds.
4	The Trustee is a Non-Independent Trustee due to current or former positions with the Advisor and certain affiliates.
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More information

Trustees

Hassell H. McClellan, Chairperson
Steven R. Pruchansky, Vice Chairperson
Andrew G. Arnott†
Charles L. Bardelis*
James R. Boyle
Peter S. Burgess*
William H. Cunningham
Grace K. Fey
Marianne Harrison†#
Theron S. Hoffman*
Deborah C. Jackson
James M. Oates
Gregory A. Russo
Warren A. Thomson†

Officers

Andrew G. Arnott
President

John J. Danello
Senior Vice President, Secretary,
and Chief Legal Officer

Francis V. Knox, Jr.
Chief Compliance Officer

Charles A. Rizzo
Chief Financial Officer

Salvatore Schiavone
Treasurer

Investment advisor

John Hancock Advisers, LLC

Subadvisor

Dimensional Fund Advisors LP

Principal distributor

John Hancock Funds, LLC

Custodian

Citibank, N.A.

Transfer agent

John Hancock Signature Services, Inc.

Legal counsel

K&L Gates LLP

Independent registered public accounting firm

PricewaterhouseCoopers LLC

*Member of the Audit Committee
†Non-Independent Trustee
#Effective 6-19-18

The fund's proxy voting policies and procedures, as well as the fund proxy voting record for the most recent twelve-month period ended June 30, are available free of charge on the Securities and Exchange Commission (SEC) website at sec.gov or on our website.

The fund's complete list of portfolio holdings, for the first and third fiscal quarters, is filed with the SEC on Form N-Q. The fund's Form N-Q is available on our website and the SEC's website, sec.gov, and can be reviewed and copied (for a fee) at the SEC's Public Reference Room in Washington, DC. Call 800-SEC-0330 to receive information on the operation of the SEC's Public Reference Room.

We make this information on your fund, as well as monthly portfolio holdings, and other fund details available on our website at jhinvestments.com or by calling 800-225-5291.

You can also contact us:
800-225-5291 jhinvestments.com	Regular mail: John Hancock Signature Services, Inc. P.O. Box 55913 Boston, MA 02205-5913	Express mail: John Hancock Signature Services, Inc. Suite 55913 30 Dan Road Canton, MA 02021

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Natural Resources

New Opportunities

Regional Bank

Small Cap Core

Small Cap Growth

Small Cap Value

Strategic Growth

U.S. Global Leaders Growth

U.S. Growth

Value Equity

GLOBAL AND INTERNATIONAL EQUITY FUNDS

Disciplined Value International

Emerging Markets

Emerging Markets Equity

Fundamental Global Franchise

Global Equity

Global Shareholder Yield

Greater China Opportunities

International Growth

International Small Company

International Value Equity

INCOME FUNDS

Bond

California Tax-Free Income

Emerging Markets Debt

Floating Rate Income

Government Income

High Yield

High Yield Municipal Bond

Income

Investment Grade Bond

Money Market

Short Duration Credit Opportunities

Spectrum Income

Strategic Income Opportunities

Tax-Free Bond

ALTERNATIVE AND SPECIALTY FUNDS

Absolute Return Currency

Alternative Asset Allocation

Enduring Assets

Global Absolute Return Strategies

Global Conservative Absolute Return

Global Focused Strategies

Redwood

Seaport Long/Short

Technical Opportunities

A fund's investment objectives, risks, charges, and expenses should be considered carefully before investing. The prospectus contains this and other important information about the fund. To obtain a prospectus, contact your financial professional, call John Hancock Investments at 800-225-5291, or visit our website at jhinvestments.com. Please read the prospectus carefully before investing or sending money.

ASSET ALLOCATION

Balanced

Income Allocation

Multi-Index Lifetime Portfolios

Multi-Index Preservation Portfolios

Multimanager Lifestyle Portfolios

Multimanager Lifetime Portfolios

Retirement Income 2040

EXCHANGE-TRADED FUNDS

John Hancock Multifactor Consumer Discretionary ETF

John Hancock Multifactor Consumer Staples ETF

John Hancock Multifactor Developed International ETF

John Hancock Multifactor Energy ETF

John Hancock Multifactor Financials ETF

John Hancock Multifactor Healthcare ETF

John Hancock Multifactor Industrials ETF

John Hancock Multifactor Large Cap ETF

John Hancock Multifactor Materials ETF

John Hancock Multifactor Mid Cap ETF

John Hancock Multifactor Small Cap ETF

John Hancock Multifactor Technology ETF

John Hancock Multifactor Utilities ETF

ENVIRONMENTAL, SOCIAL, AND GOVERNANCE FUNDS

ESG All Cap Core

ESG Core Bond

ESG International Equity

ESG Large Cap Core

CLOSED-END FUNDS

Financial Opportunities

Hedged Equity & Income

Income Securities Trust

Investors Trust

Preferred Income

Preferred Income II

Preferred Income III

Premium Dividend

Tax-Advantaged Dividend Income

Tax-Advantaged Global Shareholder Yield

John Hancock Multifactor ETF shares are bought and sold at market price (not NAV), and are not individually redeemed from the fund. Brokerage commissions will reduce returns.

John Hancock ETFs are distributed by Foreside Fund Services, LLC, and are subadvised by Dimensional Fund Advisors LP.
Foreside is not affiliated with John Hancock Funds, LLC or Dimensional Fund Advisors LP.

Dimensional Fund Advisors LP receives compensation from John Hancock in connection with licensing rights to the
John Hancock Dimensional indexes. Dimensional Fund Advisors LP does not sponsor, endorse, or sell, and makes no representation as to the advisability of investing in, John Hancock Multifactor ETFs.

John Hancock Investments

A trusted brand

John Hancock Investments is a premier asset manager representing one of
America's most trusted brands, with a heritage of financial stewardship dating back to 1862. Helping our shareholders pursue their financial goals is at the core of everything we do. It's why we support the role of professional financial advice and operate with the highest standards of conduct and integrity.

A better way to invest

We serve investors globally through a unique multimanager approach:
We search the world to find proven portfolio teams with specialized expertise for every strategy we offer, then we apply robust investment oversight to ensure they continue to meet our uncompromising standards and serve the best interests of our shareholders.

Results for investors

Our unique approach to asset management enables us to provide a diverse set of investments backed by some of the world's best managers, along with strong risk-adjusted returns across asset classes.

John Hancock Funds, LLC ■ Member FINRA, SIPC 601 Congress Street ■ Boston, MA 02210-2805 800-225-5291 ■ jhinvestments.com
This report is for the information of the shareholders of John Hancock International Small Company Fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by a prospectus.
MF601558	424A 8/18 10/18

John Hancock

Natural Resources Fund

Annual report 8/31/18

A message to shareholders

Dear shareholder,

Financial markets around the world have experienced a meaningful rise in volatility this year, particularly when compared with the unusual calm of 2017. The robust economic growth in the United States has been periodically undermined by announcements of new rounds of tariffs and heightened fears of a full-blown trade war with China. In addition to rising inflation and interest rates, the biggest threat today to the nine-year bull market may in fact be policy uncertainty, a theme that will likely only become more pronounced as we head into November's midterm elections.

Short-term uncertainty notwithstanding, the good news is that asset prices of stocks are ultimately driven by fundamentals, and those continue to appear extremely supportive. Unemployment sits close to historic lows, consumer confidence is up and trending higher, and the housing market has continued to strengthen, buoyed in part by rising demand. The question for investors is whether equities in the remaining months of 2018 will take their cues from these positive trends or the policy and political wavering that have characterized much of this year.

Your best resource in unpredictable and volatile markets is your financial advisor, who can help position your portfolio so that it's sufficiently diversified to meet your long-term objectives and to withstand the inevitable turbulence along the way.

On behalf of everyone at John Hancock Investments, I'd like to take this opportunity to welcome new shareholders and to thank existing shareholders for the continued trust you've placed in us.

Sincerely,

Andrew G. Arnott
President and CEO,
John Hancock Investments
Head of Wealth and Asset Management,
United States and Europe

This commentary reflects the CEO's views, which are subject to change at any time. Investing involves risks, including the potential loss of principal. Diversification does not guarantee investment returns and does not eliminate risk of loss. For more up-to-date information, please visit our website at jhinvestments.com.

John Hancock
Natural Resources Fund

2	Your fund at a glance
4	Discussion of fund performance
8	A look at performance
10	Your expenses
12	Fund's investments
15	Financial statements
18	Financial highlights
21	Notes to financial statements
29	Report of independent registered public accounting firm
30	Tax information
31	Continuation of investment advisory and subadvisory agreements
37	Trustees and Officers
41	More information

ANNUAL REPORT   |   JOHN HANCOCK NATURAL RESOURCES FUND       1

Your fund at a glance

INVESTMENT OBJECTIVE

The fund seeks long-term capital appreciation.

AVERAGE ANNUAL TOTAL RETURNS AS OF 8/31/18 (%)

Class A shares (without sales charges)[1]
Blended Index
Morningstar natural resources fund category average
12.60
10.48
9.95
5.30
11.23
9.60
−5.09
0.19
2.30
−5.11
−1.42
1.48
1 year
3 year
5 year
10 year

The MSCI World Energy Index (gross of foreign withholding tax on dividends) consists of all the companies in the Energy sector of the MSCI World Index.

The MSCI World Metals & Mining Index (gross of foreign withholding tax on dividends) consists of all the companies in the Metals & Mining industry of the MSCI World Index.

The Blended Index (gross of foreign withholding tax on dividends) comprises 60% MSCI World Energy Index and 40% MSCI World Metals & Mining Index.

It is not possible to invest directly in an index. Index figures do not reflect expenses or sales charges, which would result in lower returns.

Figures from Morningstar, Inc. include reinvested distributions and do not take into account sales charges. Actual load-adjusted performance is lower.

1	Class A shares were first offered on 1-4-10. The returns prior to this date are those of Class 1 shares that have not been adjusted for class-specific expenses; otherwise, returns would vary.

The past performance shown here reflects reinvested distributions and the beneficial effect of any expense reductions, and does not guarantee future results. Performance of the other share classes will vary based on the difference in the fees and expenses of those classes. Shares will fluctuate in value and, when redeemed, may be worth more or less than their original cost. Current month-end performance may be lower or higher than the performance cited, and can be found at jhinvestments.com or by calling 800-225-5291. For further information on the fund's objectives, risks, and strategy, see the fund's prospectus.

ANNUAL REPORT   |   JOHN HANCOCK NATURAL RESOURCES FUND       2

PERFORMANCE HIGHLIGHTS OVER THE LAST TWELVE MONTHS

A strong backdrop for oil

The price of West Texas Intermediate crude oil rose sharply during the period, reflecting tighter supply amid healthy demand.

More challenges for metals

Concern about U.S. trade policy weighed on industrial metals, while a stronger U.S. dollar hampered both industrial and precious metals.

Relative outperformance for the fund

The fund's Class A shares (excluding sales charges) outperformed its blended benchmark due primarily to strong security selection in the energy sector.

INDUSTRY COMPOSITION AS OF 8/31/18 (%)

A note about risks

The natural resources industry can be significantly affected by global, political, and environmental developments and by commodity prices. The value of a company's equity securities is subject to changes in the company's financial condition and overall market and economic conditions. A portfolio concentrated in one sector or that holds a limited number of securities may fluctuate more than a fund that is diversified across industries. Foreign investing, especially in emerging markets, has additional risks, such as currency and market volatility and political and social instability. Derivatives transactions, such as hedging and other strategic transactions, may increase a fund's volatility and could produce disproportionate losses, potentially more than the fund's principal investment. Currency transactions are affected by fluctuations in exchange rates. A higher portfolio turnover rate may increase transaction costs and may result in higher taxes when fund shares are held in a taxable account. Please see the fund's prospectus for additional risks.

ANNUAL REPORT   |   JOHN HANCOCK NATURAL RESOURCES FUND       3

Discussion of fund performance

An interview with Portfolio Manager Neil P. Brown, CFA, Jennison Associates LLC

Neil P. Brown, CFA
Portfolio Manager
Jennison Associates LLC

NOTE: This fund was liquidated on October 19, 2018.

What market environment did investors in natural resource stocks experience during the 12 months ended August 31, 2018?

Conditions were strong for most commodity types, especially in the energy sector, which benefited from a more favorable supply/demand balance for oil. Despite considerable volatility, the price of oil gained roughly 48% during the period, with the price per barrel of West Texas Intermediate crude starting the period around $47 and finishing at approximately $70. The tailwind of higher oil prices proved especially helpful for exploration and production companies, whose profitability grew along with the increase in the commodity price.

In contrast, metal and mining stocks generally struggled. Producers of industrial metals struggled in response to U.S. aluminum and steel tariffs, while a strengthening U.S. dollar weighed on industrial and precious metal producers alike.

Against this backdrop, how did the fund perform?

The fund outperformed its blended benchmark, a 60/40 mix of the MSCI World Energy Index and the MSCI World Metals & Mining Index, respectively. Relative to the blended index, the fund benefited the most from security selection in the energy sector, particularly among oil and gas exploration and production companies. That said, the fund's lower exposure to integrated oil and gas companies, which outperformed, hampered results.

Another source of relative outperformance was the fund's underweighting in the metals and mining industry within the materials sector, a group that significantly trailed the blended index. A notable negative factor, however, came from its modest out-of-index exposure to the lagging chemicals sector.

ANNUAL REPORT   |   JOHN HANCOCK NATURAL RESOURCES FUND       4

"The tailwind of higher oil prices proved especially helpful for exploration and production companies, whose profitability grew ..."

Which stocks contributed to the fund's results?

The vast majority of the fund's top contributors were energy stocks, led by exploration and production companies that have proven able to grow production. Stocks such as WPX Energy, Inc. and Continental Resources, Inc., two of our biggest gainers this period, fit into this category; the stocks rose 91% and 94%, respectively, for the fund.

Strong business execution further lifted WPX and Continental, as did their exposure to multiple energy-production regions in the United States. During the period, concerns grew that production bottlenecks in the Permian Basin of West Texas would result in a less profitable environment for companies operating in the region. Accordingly, Continental, as well as fund-holding Anadarko Petroleum Corp., were among the companies that benefited from business exposure to other, lower-cost oil fields. That said, the fund did continue to benefit from various Permian Basin-focused stocks, such as EOG Resources, Inc. and Concho Resources, Inc., although these produced somewhat more subdued gains. WPX demonstrated that it could get its barrels from the Permian to the Gulf Coast demand centers without suffering any differential blowouts caused by the Permian bottlenecks.

Several oil-refining stocks were also meaningful performance contributors, especially Andeavor, Valero Energy Corp., and Marathon Petroleum Corp. During the period, energy refiners benefited from strong product demand, as well as the cheaper availability of oil from the Permian Basin, which increased their refining margins. Additionally, in April, Marathon Petroleum announced its intention

TOP 10 HOLDINGS AS OF 8/31/18 (%)

EOG Resources, Inc.	3.8
Anadarko Petroleum Corp.	3.5
WPX Energy, Inc.	3.4
Suncor Energy, Inc.	3.1
Halliburton Company	3.1
Concho Resources, Inc.	2.9
Devon Energy Corp.	2.9
Schlumberger, Ltd.	2.9
Continental Resources, Inc.	2.8
Noble Energy, Inc.	2.7
TOTAL	31.1
As a percentage of net assets.
Cash and cash equivalents are not included.

ANNUAL REPORT   |   JOHN HANCOCK NATURAL RESOURCES FUND       5

"We see many energy stocks trading below where the fundamentals should suggest they should be, given the current oil price."
to acquire Andeavor; when combined, the new entity would become the largest independent refiner in the United States.

Which stocks detracted from performance?

The biggest individual detractors were metals and mining stocks, especially Lundin Mining Corp. Fears about falling demand for industrial metals, due to mounting global trade conflicts, as well as a strengthening U.S. dollar, weighed on the company's shares. Several precious metal companies, led by Randgold Resources, Ltd. and Agnico Eagle Mines, Ltd., also detracted. With a rising dollar value and few signs of inflation, the price of gold declined this period, weighing on these and other gold mining stocks.

Even as most energy stocks added value for the fund, positions in energy services company FTS International, Inc. and Laredo Petroleum, Inc. both hampered results. Our purchase of FTS at its February initial public offering proved poorly timed, as the stock lagged along with the energy services industry generally in the second half of the period. Meanwhile, Laredo's business struggled during the period, and we ultimately sold our positions in both securities prior to period end.

How were you positioning the fund during the 12-month period and at period end?

We see many energy stocks trading below where the fundamentals suggest they should be, given the current oil price. Against this backdrop, we're pleased with the fund's essential positioning, which is one of the reasons why our portfolio turnover was relatively limited over the past 12

COUNTRY COMPOSITION AS OF 8/31/18 (%)

United States	67.3
Canada	13.2
United Kingdom	6.4
Netherlands	4.2
Australia	2.5
Peru	1.7
Switzerland	1.6
Jersey, Channel Islands	1.3
Luxembourg	1.2
Other countries	0.6
TOTAL	100.0
As a percentage of net assets.

ANNUAL REPORT   |   JOHN HANCOCK NATURAL RESOURCES FUND       6

months. We continued to invest on a stock-by-stock basis, seeking energy companies that have successfully weathered difficult market conditions without resorting to issuing more equity or taking on more debt. In other words, we continued to favor fiscally responsible companies that prove they can increase production over time. We have also continually sought to avoid lower-quality companies with less secure financial positions that need much higher oil prices to survive over the long term.

With respect to metals and mining stocks, we remain generally optimistic despite recent challenges. The supply/demand backdrop strikes us as generally favorable, although we also note risks in the form of emerging-market weakness, a strong dollar and potential trade conflict. As we finish the period, we are in a wait-and-see mode, balancing these concerns with our optimism about the industry over the longer term.

MANAGED BY

Neil P. Brown, CFA On the fund since 2014 Investing since 1997
Jay Saunders On the fund since 2014 Investing since 1994

The views expressed in this report are exclusively those of Neil P. Brown, CFA, Jennison Associates LLC, and are subject to change. They are not meant as investment advice. Please note that the holdings discussed in this report may not have been held by the fund for the entire period. Portfolio composition is subject to review in accordance with the fund's investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk.
ANNUAL REPORT   |   JOHN HANCOCK NATURAL RESOURCES FUND       7

A look at performance

TOTAL RETURNS FOR THE PERIOD ENDED  AUGUST 31, 2018

Average annual total returns (%) with maximum sales charge				Cumulative total returns (%) with maximum sales charge
	1-year	5-year	10-year	5-year	10-year
Class A1	6.98	-6.06	-5.60	-26.84	-43.79
Class I1,2	13.05	-4.87	-4.92	-22.11	-39.60
Class 1[2]	13.04	-4.70	-4.75	-21.40	-38.53
Index 1†	22.17	1.52	1.39	7.81	14.80
Index 2†	-3.03	-0.32	-4.42	-1.57	-36.37
Index 3†	10.48	0.19	-1.42	0.96	-13.35

Performance figures assume all distributions have been reinvested. Figures reflect maximum sales charges on Class A shares of 5%. Sales charges are not applicable to Class I and Class 1 shares.

The expense ratios of the fund, both net (including any fee waivers and/or expense limitations) and gross (excluding any fee waivers and/or expense limitations), are set forth according to the most recent publicly available prospectuses for the fund and may differ from those disclosed in the Financial highlights tables in this report. Net expenses reflect contractual expense limitations in effect until December 31, 2018 and are subject to change. Had the contractual fee waivers and expense limitations not been in place, gross expenses would apply. The expense ratios are as follows:

	Class A	Class I	Class 1
Gross (%)	1.47	1.16	1.10
Net (%)	1.39	1.08	1.02

Please refer to the most recent prospectus and annual or semiannual report for more information on expenses and any expense limitation arrangements for each class.

The returns reflect past results and should not be considered indicative of future performance. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility and other factors, the fund's current performance may be higher or lower than the performance shown. For current to the most recent month-end performance data, please call 800-225-5291 or visit the fund's website at jhinvestments.com.

The performance table above and the chart on the next page do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The fund's performance results reflect any applicable fee waivers or expense reductions, without which the expenses would increase and results would have been less favorable.

†	Index 1 is the MSCI World Energy Index; Index 2 is the MSCI World Metals & Mining Index; Index 3 is a 60%/40% blend of Index 1 and Index 2, respectively.

See the following page for footnotes.

ANNUAL REPORT   |   JOHN HANCOCK NATURAL RESOURCES FUND       8

This chart and table show what happened to a hypothetical $10,000 investment in John Hancock Natural Resources Fund for the share classes and periods indicated, assuming all distributions were reinvested. For comparison, we've shown the same investment in a blended index and two separate indexes.

	Start date	With maximum sales charge ($)	Without sales charge ($)	Index 1 ($)	Index 2 ($)	Index 3 ($)
Class I1,2	8-31-08	6,040	6,040	11,480	6,363	8,665
Class 1[2]	8-31-08	6,147	6,147	11,480	6,363	8,665

The MSCI World Energy Index (gross of foreign withholding tax on dividends) consists of all the companies in the Energy sector of the MSCI World Index.

The MSCI World Metals & Mining Index (gross of foreign withholding tax on dividends) consists of all the companies in the Metals & Mining industry of the MSCI World Index.

The Blended Index (gross of foreign withholding tax on dividends) comprises 60% MSCI World Energy Index and 40% MSCI World Metals & Mining Index.

It is not possible to invest directly in an index. Index figures do not reflect expenses or sales charges which would result in lower returns.

Footnotes related to performance pages

1	Class A and Class I shares were first offered on 1-4-10. The returns prior to this date are those of Class 1 shares that have not been adjusted for class-specific expenses; otherwise, returns would vary.
2	For certain types of investors, as described in the fund's prospectuses.
ANNUAL REPORT   |   JOHN HANCOCK NATURAL RESOURCES FUND       9

Your expenses
These examples are intended to help you understand your ongoing operating expenses of investing in the fund so you can compare these costs with the ongoing costs of investing in other mutual funds.
Understanding fund expenses
As a shareholder of the fund, you incur two types of costs:
■Transaction costs, which include sales charges (loads) on purchases or redemptions (varies by share class), minimum account fee charge, etc.
■Ongoing operating expenses, including management fees, distribution and service fees (if applicable), and other fund expenses.
We are presenting only your ongoing operating expenses here.
Actual expenses/actual returns
The first line of each share class in the table on the following page is intended to provide information about the fund’s actual ongoing operating expenses, and is based on the fund’s actual return. It assumes an account value of $1,000.00 on March 1, 2018, with the same investment held until August 31, 2018.
Together with the value of your account, you may use this information to estimate the operating expenses that you paid over the period. Simply divide your account value at August 31, 2018, by $1,000.00, then multiply it by the “expenses paid” for your share class from the table. For example, for an account value of $8,600.00, the operating expenses should be calculated as follows:
Hypothetical example for comparison purposes
The second line of each share class in the table on the following page allows you to compare the fund’s ongoing operating expenses with those of any other fund. It provides an example of the fund’s hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed 5% annualized return before expenses (which is not the fund’s actual return). It assumes an account value of $1,000.00 on March 1, 2018, with the same investment held until August 31, 2018. Look in any other fund shareholder report to find its hypothetical example and you will be able to compare these expenses. Please remember that these hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.
Remember, these examples do not include any transaction costs, therefore, these examples will not help you to determine the relative total costs of owning different funds. If transaction costs were included, your expenses would have been higher. See the prospectuses for details regarding transaction costs.
10	JOHN HANCOCK NATURAL RESOURCES FUND | ANNUAL REPORT

SHAREHOLDER EXPENSE EXAMPLE CHART

		Account value on 3-1-2018	Ending value on 8-31-2018	Expenses paid during period ended 8-31-2018[1]	Annualized expense ratio
Class A	Actual expenses/actual returns	$1,000.00	$1,025.10	$8.17	1.60%
	Hypothetical example	1,000.00	1,017.10	8.13	1.60%
Class I	Actual expenses/actual returns	1,000.00	1,026.80	6.69	1.31%
	Hypothetical example	1,000.00	1,018.60	6.67	1.31%
Class 1	Actual expenses/actual returns	1,000.00	1,027.40	6.34	1.24%
	Hypothetical example	1,000.00	1,019.00	6.31	1.24%

[1]	Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).
ANNUAL REPORT | JOHN HANCOCK NATURAL RESOURCES FUND	11

Fund’s investments
AS OF 8-31-18
	Shares	Value
Common stocks 97.1%		$75,526,567
(Cost $77,612,536)
Consumer staples 0.2%		119,309
Food products 0.2%
Adecoagro SA (A)	14,895	119,309
Energy 62.0%		48,251,741
Energy equipment and services 16.7%
Cactus, Inc., Class A (A)	17,132	585,572
Core Laboratories NV	7,949	910,558
Halliburton Company	60,073	2,396,312
Independence Contract Drilling, Inc. (A)	11,705	51,151
NCS Multistage Holdings, Inc. (A)(B)	6,744	109,725
Patterson-UTI Energy, Inc.	71,045	1,217,001
ProPetro Holding Corp. (A)	52,264	795,458
Rowan Companies PLC, Class A (A)	41,710	585,608
Schlumberger, Ltd.	35,193	2,222,790
Select Energy Services, Inc., Class A (A)	44,628	609,172
Solaris Oilfield Infrastructure, Inc., Class A (A)(B)	32,699	563,077
TechnipFMC PLC	65,598	2,009,267
Tenaris SA, ADR	27,892	935,498
Oil, gas and consumable fuels 45.3%
Alta Mesa Resources, Inc. (A)	8,546	40,508
Anadarko Petroleum Corp.	42,619	2,744,664
Andeavor	10,194	1,557,541
BP PLC, ADR	16,368	701,860
Cheniere Energy, Inc. (A)	22,046	1,475,539
Concho Resources, Inc. (A)	16,399	2,249,123
Continental Resources, Inc. (A)	33,404	2,202,994
Devon Energy Corp.	51,996	2,232,188
Diamondback Energy, Inc.	5,254	636,154
Encana Corp.	99,440	1,319,569
EOG Resources, Inc.	24,991	2,954,686
Extraction Oil & Gas, Inc. (A)	16,018	185,008
Kinder Morgan, Inc.	39,697	702,637
Kosmos Energy, Ltd. (A)	83,253	752,602
Lekoil, Ltd. (A)	196,614	44,967
Marathon Petroleum Corp.	15,939	1,311,620
Newfield Exploration Company (A)	23,305	635,760
Noble Energy, Inc.	71,805	2,134,045
Pioneer Natural Resources Company	5,633	984,085
Range Resources Corp.	74,823	1,228,594
Royal Dutch Shell PLC, A Shares (London Stock Exchange)	51,400	1,672,241
Suncor Energy, Inc.	58,658	2,415,536
12	JOHN HANCOCK NATURAL RESOURCES FUND | ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Shares	Value
Energy (continued)
Oil, gas and consumable fuels (continued)
Targa Resources Corp.	22,270	$1,226,409
Valero Energy Corp.	10,479	1,235,265
WPX Energy, Inc. (A)	137,229	2,616,957
Industrials 2.7%		2,082,141
Electrical equipment 1.7%
GrafTech International, Ltd.	39,935	737,999
Sunrun, Inc. (A)(B)	44,876	588,773
Trading companies and distributors 1.0%
Univar, Inc. (A)	27,152	755,369
Materials 31.3%		24,378,904
Chemicals 6.7%
Albemarle Corp.	4,882	466,329
Celanese Corp., Series A	6,837	798,767
DowDuPont, Inc.	15,542	1,089,960
Eastman Chemical Company	4,329	420,043
FMC Corp.	9,805	837,837
Nutrien, Ltd.	15,452	875,047
The Chemours Company	17,100	745,560
Metals and mining 24.6%
Agnico Eagle Mines, Ltd. (B)	25,878	893,309
Alacer Gold Corp. (A)	174,855	316,213
Alcoa Corp. (A)	18,326	818,622
Anglo American PLC	53,954	1,083,459
BHP Billiton, Ltd., ADR (B)	40,732	1,956,765
China Molybdenum Company, Ltd., H Shares	888,822	365,241
Constellium NV, Class A (A)	59,567	693,956
First Quantum Minerals, Ltd.	118,884	1,491,288
Freeport-McMoRan, Inc.	45,913	645,078
Glencore PLC (A)	302,472	1,232,293
Guyana Goldfields, Inc. (A)	52,146	147,447
Hudbay Minerals, Inc.	95,014	444,127
Lundin Mining Corp.	232,544	1,108,371
Nevsun Resources, Ltd.	158,420	599,690
Newmont Mining Corp.	31,536	978,562
Randgold Resources, Ltd., ADR	14,991	978,762
Reliance Steel & Aluminum Company	4,449	391,023
Rio Tinto PLC, ADR	24,271	1,165,736
Southern Copper Corp. (B)	30,055	1,311,600
Steel Dynamics, Inc.	25,421	1,162,502
Teck Resources, Ltd., Class B	19,948	453,618
Warrior Met Coal, Inc.	16,944	407,503
Wheaton Precious Metals Corp.	29,115	500,196
SEE NOTES TO FINANCIAL STATEMENTS	ANNUAL REPORT | JOHN HANCOCK NATURAL RESOURCES FUND	13

	Shares	Value
Utilities 0.9%		$694,472
Independent power and renewable electricity producers 0.9%
NextEra Energy Partners LP (B)	14,319	694,472
Warrants 0.0%		$1,619
(Cost $6,622)
Alta Mesa Resources, Inc. (Expiration Date: 2-9-23; Strike Price: $11.50) (A)	2,897	1,619

	Yield (%)	Shares	Value
Securities lending collateral 5.8%			$4,520,669
(Cost $4,519,207)
John Hancock Collateral Trust (C)	2.0611(D)	451,791	4,520,669
Short-term investments 2.8%			$2,172,281
(Cost $2,172,281)
Money market funds 2.8%			2,172,281
State Street Institutional U.S. Government Money Market Fund, Premier Class	1.8679(D)	2,172,281	2,172,281

Total investments (Cost $84,310,646) 105.7%	$82,221,136
Other assets and liabilities, net (5.7%)	(4,425,391)
Total net assets 100.0%	$77,795,745

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
Security Abbreviations and Legend
ADR	American Depositary Receipt
(A)	Non-income producing security.
(B)	All or a portion of this security is on loan as of 8-31-18.
(C)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.
(D)	The rate shown is the annualized seven-day yield as of 8-31-18.
At 8-31-18, the aggregate cost of investments for federal income tax purposes was $88,427,389. Net unrealized depreciation aggregated to $6,206,253, of which $9,062,888 related to gross unrealized appreciation and $15,269,141 related to gross unrealized depreciation.
14	JOHN HANCOCK NATURAL RESOURCES FUND | ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

Financial statements
STATEMENT OF ASSETS AND LIABILITIES 8-31-18

Assets
Unaffiliated investments, at value (Cost $79,791,439) including $4,415,490 of securities loaned	$77,700,467
Affiliated investments, at value (Cost $4,519,207)	4,520,669
Total investments, at value (Cost $84,310,646)	82,221,136
Foreign currency, at value (Cost $33)	33
Dividends and interest receivable	222,978
Receivable for securities lending income	3,473
Other assets	14,690
Total assets	82,462,310
Liabilities
Payable for fund shares repurchased	32,483
Payable upon return of securities loaned	4,518,608
Payable to affiliates
Investment management fees	30,228
Accounting and legal services fees	4,172
Transfer agent fees	153
Trustees' fees	327
Other liabilities and accrued expenses	80,594
Total liabilities	4,666,565
Net assets	$77,795,745
Net assets consist of
Paid-in capital	$468,485,922
Undistributed net investment income	559,948
Accumulated net realized gain (loss) on investments and foreign currency transactions	(389,147,034)
Net unrealized appreciation (depreciation) on investments and translation of assets and liabilities in foreign currencies	(2,103,091)
Net assets	$77,795,745

Net asset value per share
Based on net asset value and shares outstanding - the fund has an unlimited number of shares authorized with no par value
Class A ($1,775,074 ÷ 144,671 shares) [1]	$12.27
Class I ($36,526 ÷ 2,980 shares)	$12.26
Class 1 ($75,984,145 ÷ 6,133,416 shares)	$12.39
Maximum offering price per share
Class A (net asset value per share ÷ 95%)[2]	$12.92

[1]	Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.
[2]	On single retail sales of less than $50,000. On sales of $50,000 or more and on group sales the offering price is reduced.
SEE NOTES TO FINANCIAL STATEMENTS	ANNUAL REPORT | JOHN HANCOCK NATURAL RESOURCES FUND	15

STATEMENT OF OPERATIONS For the year ended  8-31-18

Investment income
Dividends	$5,725,866
Securities lending	210,795
Interest	51,681
Less foreign taxes withheld	(124,791)
Total investment income	5,863,551
Expenses
Investment management fees	2,924,061
Distribution and service fees	49,426
Accounting and legal services fees	42,878
Transfer agent fees	2,578
Trustees' fees	6,012
Custodian fees	53,336
State registration fees	43,611
Printing and postage	22,457
Professional fees	58,211
Other	26,506
Total expenses	3,229,076
Less expense reductions	(225,173)
Net expenses	3,003,903
Net investment income	2,859,648
Realized and unrealized gain (loss)
Net realized gain (loss) on
Unaffiliated investments and foreign currency transactions	(20,827,004)
Affiliated investments	(3,570)
Redemptions in kind	20,299,004
(531,570)
Change in net unrealized appreciation (depreciation) of
Unaffiliated investments and translation of assets and liabilities in foreign currencies	67,428,972
Affiliated investments	2,721
67,431,693
Net realized and unrealized gain	66,900,123
Increase in net assets from operations	$69,759,771

16	JOHN HANCOCK NATURAL RESOURCES FUND | ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

STATEMENTS OF CHANGES IN NET ASSETS

	Year ended 8-31-18	Year ended 8-31-17
Increase (decrease) in net assets
From operations
Net investment income	$2,859,648	$4,168,041
Net realized loss	(531,570)	(117,743,445)
Change in net unrealized appreciation (depreciation)	67,431,693	111,097,433
Increase (decrease) in net assets resulting from operations	69,759,771	(2,477,971)
Distributions to shareholders
From net investment income
Class A	(29,564)	(20,202)
Class I	(781)	(667)
Class 1	(1,343,019)	(955,829)
Class NAV[1]	(6,912,965)	(4,733,549)
Total distributions	(8,286,329)	(5,710,247)
From fund share transactions	(494,647,902)	(121,962,859)
Total decrease	(433,174,460)	(130,151,077)
Net assets
Beginning of year	510,970,205	641,121,282
End of year	$77,795,745	$510,970,205
Undistributed net investment income	$559,948	$624,818

[1]	Class NAV shares were liquidated on 2-23-18.
SEE NOTES TO FINANCIAL STATEMENTS	ANNUAL REPORT | JOHN HANCOCK NATURAL RESOURCES FUND	17

Financial highlights
CLASS A SHARES Period ended	8-31-18	8-31-17	8-31-16	8-31-15	8-31-14
Per share operating performance
Net asset value, beginning of period	$11.03	$11.29	$10.75	$18.72	$16.33
Net investment income[1]	—	0.03	0.02	— [2]	0.01
Net realized and unrealized gain (loss) on investments	1.39	(0.22)	0.56	(7.97)	2.41
Total from investment operations	1.39	(0.19)	0.58	(7.97)	2.42
Less distributions
From net investment income	(0.15)	(0.07)	(0.04)	—	(0.03)
Net asset value, end of period	$12.27	$11.03	$11.29	$10.75	$18.72
Total return (%)[3,4]	12.60	(1.71)	5.49	(42.57)	14.87
Ratios and supplemental data
Net assets, end of period (in millions)	$2	$2	$3	$5	$12
Ratios (as a percentage of average net assets):
Expenses before reductions	1.49	1.47	1.47	1.58	1.77
Expenses including reductions	1.42	1.38	1.38	1.47	1.58
Net investment income (loss)	0.06	0.29	0.17	(0.02)	0.07
Portfolio turnover (%)	20	28	22	25	193

[1]	Based on average daily shares outstanding.
[2]	Less than $0.005 per share.
[3]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[4]	Does not reflect the effect of sales charges, if any.
18	JOHN HANCOCK NATURAL RESOURCES FUND | ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

CLASS I SHARES Period ended	8-31-18	8-31-17	8-31-16	8-31-15	8-31-14
Per share operating performance
Net asset value, beginning of period	$11.01	$11.27	$10.75	$18.74	$16.35
Net investment income[1]	0.04	0.09	0.05	0.01	0.07
Net realized and unrealized gain (loss) on investments	1.40	(0.24)	0.55	(7.98)	2.39
Total from investment operations	1.44	(0.15)	0.60	(7.97)	2.46
Less distributions
From net investment income	(0.19)	(0.11)	(0.08)	(0.02)	(0.07)
Net asset value, end of period	$12.26	$11.01	$11.27	$10.75	$18.74
Total return (%)[2]	13.05	(1.45)	5.72	(42.54)	15.08
Ratios and supplemental data
Net assets, end of period (in millions)	$— [3]	$— [3]	$— [3]	$— [3]	$1
Ratios (as a percentage of average net assets):
Expenses before reductions	1.20	1.16	1.16	3.09	2.21
Expenses including reductions	1.12	1.06	1.06	1.38	1.38
Net investment income	0.38	0.74	0.53	0.06	0.39
Portfolio turnover (%)	20	28	22	25	193

[1]	Based on average daily shares outstanding.
[2]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[3]	Less than $500,000.
SEE NOTES TO FINANCIAL STATEMENTS	ANNUAL REPORT | JOHN HANCOCK NATURAL RESOURCES FUND	19

CLASS 1 SHARES Period ended	8-31-18	8-31-17	8-31-16	8-31-15	8-31-14
Per share operating performance
Net asset value, beginning of period	$11.13	$11.38	$10.85	$18.92	$16.50
Net investment income[1]	0.04	0.08	0.05	0.07	0.11
Net realized and unrealized gain (loss) on investments	1.41	(0.22)	0.57	(8.07)	2.42
Total from investment operations	1.45	(0.14)	0.62	(8.00)	2.53
Less distributions
From net investment income	(0.19)	(0.11)	(0.09)	(0.07)	(0.11)
Net asset value, end of period	$12.39	$11.13	$11.38	$10.85	$18.92
Total return (%)[2]	13.04	(1.30)	5.85	(42.35)	15.44
Ratios and supplemental data
Net assets, end of period (in millions)	$76	$82	$95	$77	$135
Ratios (as a percentage of average net assets):
Expenses before reductions	1.13	1.10	1.10	1.08	1.12
Expenses including reductions	1.06	1.01	1.00	0.98	1.06
Net investment income	0.42	0.68	0.49	0.50	0.61
Portfolio turnover (%)	20	28	22	25	193

[1]	Based on average daily shares outstanding.
[2]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
20	JOHN HANCOCK NATURAL RESOURCES FUND | ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

Notes to financial statements

Note 1 — Organization

John Hancock Natural Resources Fund (the fund) is a series of John Hancock Funds II (the Trust), an open-end management investment company organized as a Massachusetts business trust and registered under the Investment Company Act of 1940, as amended (the 1940 Act). The investment objective of the fund is to seek long-term capital appreciation.

The fund may offer multiple classes of shares. Class 1 shares are currently offered to certain affiliates of Manulife Financial Corporation (MFC) and are detailed in the Statement of assets and liabilities. Class A and Class I shares are closed to all new and existing investors, including automatic purchase plans and are shown in the Statement of assets and liabilities. Shareholders of each class have exclusive voting rights to matters that affect that class. The distribution and service fees, if any, and transfer agent fees for each class may differ.

On February 23, 2018, Class NAV was fully liquidated.

Note 2 — Significant accounting policies

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (US GAAP), which require management to make certain estimates and assumptions as of the date of the financial statements. Actual results could differ from those estimates and those differences could be significant. The fund qualifies as an investment company under Topic 946 of Accounting Standards Codification of US GAAP.

Events or transactions occurring after the end of the fiscal period through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the fund:

Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 p.m., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the net asset value (NAV) may be determined as of the regularly scheduled close of the NYSE pursuant to the fund's Valuation Policies and Procedures.

In order to value the securities, the fund uses the following valuation techniques: Equity securities held by the fund are typically valued at the last sale price or official closing price on the exchange or principal market where the security trades. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Investments by the fund in open-end mutual funds, including John Hancock Collateral Trust (JHCT), are valued at their respective NAVs each business day. Foreign securities and currencies, are valued in U.S. dollars based on foreign currency exchange rates supplied by an independent pricing vendor.

In certain instances, the Pricing Committee may determine to value equity securities using prices obtained from another exchange or market if trading on the exchange or market on which prices are typically obtained did not open for trading as scheduled, or if trading closed earlier than scheduled, and trading occurred as normal on another exchange or market.

Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the fund's Pricing Committee following procedures established by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed. Trading in foreign securities may be completed before the scheduled daily close of trading on the NYSE. Significant events at the issuer or market level may affect the values of securities between the time when the valuation of the securities is generally determined and the close of the NYSE. If a significant event occurs, these securities may be fair valued, as determined in good faith by the fund's Pricing Committee, following procedures established by the Board of Trustees. The fund uses fair value adjustment factors provided by an independent pricing vendor to value certain foreign securities in order to adjust for events that may occur between the close of foreign exchanges or markets and the close of the NYSE.

The fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar

ANNUAL REPORT   |   JOHN HANCOCK NATURAL RESOURCES FUND       21

securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the fund's own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.

The following is a summary of the values by input classification of the fund's investments as of August 31, 2018, by major security category or type:

	Total value at 8-31-18	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
Investments in securities:
Assets
Common stocks
Consumer staples	$119,309	$119,309	—	—
Energy	48,251,741	46,534,533	$1,717,208	—
Industrials	2,082,141	2,082,141	—	—
Materials	24,378,904	21,697,911	2,680,993	—
Utilities	694,472	694,472	—	—
Warrants	1,619	1,619	—	—
Securities lending collateral	4,520,669	4,520,669	—	—
Short-term investments	2,172,281	2,172,281	—	—
Total investments in securities	$82,221,136	$77,822,935	$4,398,201	—

Security transactions and related investment income. Investment security transactions are accounted for on a trade date plus one basis for daily NAV calculations. However, for financial reporting purposes, investment transactions are reported on trade date. Interest income is accrued as earned. Dividend income is recorded on the ex-date, except for dividends of foreign securities where the dividend may not be known until after the ex-date. In those cases, dividend income, net of withholding taxes, is recorded when the fund becomes aware of the dividends. Non-cash dividends, if any, are recorded at the fair market value of the securities received. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds from litigation.

Securities lending. The fund may lend its securities to earn additional income. The fund receives cash collateral from the borrower in an amount not less than the market value of the loaned securities. The fund will invest its collateral in JHCT, an affiliate of the fund, which has a floating NAV and is registered with the Securities and Exchange Commission as an investment company. JHCT invests in short-term money market investments. The fund will receive the benefit of any gains and bear any losses generated by JHCT with respect to the cash collateral.

The fund has the right to recall loaned securities on demand. If a borrower fails to return loaned securities when due, then the lending agent is responsible and indemnifies the fund for the lent securities. The lending agent uses the collateral received from the borrower to purchase replacement securities of the same issue, type, class and series of the loaned securities. If the value of the collateral is less than the purchase cost of replacement securities, the lending agent is responsible for satisfying the shortfall but only to the extent that the shortfall is not due to any decrease in the value of JHCT.

Although the risk of the loss of the securities lent is mitigated by receiving collateral from the borrower and through lending agent indemnification, the fund could experience a delay in recovering securities or could experience a lower than expected return if the borrower fails to return the securities on a timely basis. The fund receives compensation for lending its securities by retaining a portion of the return on the investment of the collateral and compensation from fees earned from borrowers of

ANNUAL REPORT   |   JOHN HANCOCK NATURAL RESOURCES FUND       22

the securities. Securities lending income received by the fund is net of fees retained by the securities lending agent. Net income received from JHCT is a component of securities lending income as recorded on the Statement of operations.

Obligations to repay collateral received by the fund are shown on the Statement of assets and liabilities as Payable upon return of securities loaned and are secured by the loaned securities. As of August 31, 2018, the fund loaned common stocks valued at $4,415,490 and received $4,518,608 of cash collateral.

Foreign investing. Assets, including investments and liabilities denominated in foreign currencies, are translated into U.S. dollar values each day at the prevailing exchange rate. Purchases and sales of securities, income and expenses are translated into U.S. dollars at the prevailing exchange rate on the date of the transaction. The effect of changes in foreign currency exchange rates on the value of securities is reflected as a component of the realized and unrealized gains (losses) on investments. Foreign investments are subject to a decline in the value of a foreign currency versus the U.S. dollar, which reduces the dollar value of securities denominated in that currency.

Funds that invest internationally generally carry more risk than funds that invest strictly in U.S. securities. These risks are heightened for investments in emerging markets. Risks can result from differences in economic and political conditions, regulations, market practices (including higher transaction costs), accounting standards and other factors.

Foreign taxes. The fund may be subject to withholding tax on income, capital gains or repatriation taxes imposed by certain countries, a portion of which may be recoverable. Foreign taxes are accrued based upon the fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests. Taxes are accrued based on gains realized by the fund as a result of certain foreign security sales. In certain circumstances, estimated taxes are accrued based on unrealized appreciation of such securities. Investment income is recorded net of foreign withholding taxes, less any amounts reclaimable.

Line of credit. The fund may have the ability to borrow from banks for temporary or emergency purposes, including meeting redemption requests that otherwise might require the untimely sale of securities. Pursuant to the fund's custodian agreement, the custodian may loan money to the fund to make properly authorized payments. The fund is obligated to repay the custodian for any overdraft, including any related costs or expenses. The custodian may have a lien, security interest or security entitlement in any fund property that is not otherwise segregated or pledged, to the extent of any overdraft, and to the maximum extent permitted by law.

The fund and other affiliated funds have entered into a syndicated line of credit agreement with Citibank, N.A. as the administrative agent that enables them to participate in a $750 million unsecured committed line of credit. Excluding commitments designated for a certain fund and subject to the needs of all other affiliated funds, the fund can borrow up to an aggregate commitment amount of $500 million, subject to asset coverage and other limitations as specified in the agreement. A commitment fee payable at the end of each calendar quarter, based on the average daily unused portion of the line of credit, is charged to each participating fund based on a combination of fixed and asset based allocations and is reflected in Other expenses on the Statement of operations. For the year ended August 31, 2018, the fund had no borrowings under the line of credit. Commitment fees for the year ended August 31, 2018 were $2,530.

Expenses. Within the John Hancock group of funds complex, expenses that are directly attributable to an individual fund are allocated to such fund. Expenses that are not readily attributable to a specific fund are allocated among all funds in an equitable manner, taking into consideration, among other things, the nature and type of expense and the fund's relative net assets. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Class allocations. Income, common expenses and realized and unrealized gains (losses) are determined at the fund level and allocated daily to each class of shares based on the net assets of the class. Class-specific expenses, such as distribution and service fees, if any, and transfer agent fees, for all classes, are charged daily at the class level based on the net assets of each class and the specific expense rates applicable to each class.

ANNUAL REPORT   |   JOHN HANCOCK NATURAL RESOURCES FUND       23

Federal income taxes. The fund intends to continue to qualify as a regulated investment company by complying with the applicable provisions of the Internal Revenue Code and will not be subject to federal income tax on taxable income that is distributed to shareholders. Therefore, no federal income tax provision is required.

For federal income tax purposes, as of August 31, 2018, the fund has a short-term capital loss carryforward of $97,277,072 and a long-term capital loss carryforward of $287,932,345 available to offset future net realized capital gains. These carryforwards do not expire.

As of August 31, 2018, the fund had no uncertain tax positions that would require financial statement recognition, derecognition or disclosure. The fund's federal tax returns are subject to examination by the Internal Revenue Service for a period of three years.

Distribution of income and gains. Distributions to shareholders from net investment income and net realized gains, if any, are recorded on the ex-date. The fund generally declares and pays dividends and capital gain distributions, if any, annually.

The tax character of distributions for the years ended August 31, 2018 and 2017 was as follows:

	August 31, 2018	August 31, 2017
Ordinary income	$8,286,329	$5,710,247

Distributions paid by the fund with respect to each class of shares are calculated in the same manner, at the same time and in the same amount, except for the effect of class level expenses that may be applied differently to each class. As of August 31, 2018, the components of distributable earnings on a tax basis consisted of $ 739,074 of undistributed ordinary income.

Such distributions and distributable earnings, on a tax basis, are determined in conformity with income tax regulations, which may differ from US GAAP. Distributions in excess of tax basis earnings and profits, if any, are reported in the fund's financial statements as a return of capital.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences, if any, will reverse in a subsequent period. Book-tax differences are primarily attributable to investments in passive foreign investment companies, wash sale loss deferrals and redemptions in-kind.

Note 3 — Guarantees and indemnifications

Under the Trust's organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust, including the fund. Additionally, in the normal course of business, the fund enters into contracts with service providers that contain general indemnification clauses. The fund's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the fund that have not yet occurred. The risk of material loss from such claims is considered remote.

Note 4 — Fees and transactions with affiliates

John Hancock Advisers, LLC (the Advisor) serves as investment advisor for the fund. John Hancock Funds, LLC (the Distributor), an affiliate of the Advisor, serves as principal underwriter of the fund. The Advisor and the Distributor are indirect, wholly owned subsidiaries of Manulife Financial Corporation (MFC).

Management fee. The fund has an investment management agreement with the Advisor under which the fund pays a daily management fee to the Advisor equivalent on an annual basis to the sum of: (a) 1.000% of the first $500 million of the fund's average net assets; (b) 0.950% of the fund's next $500 million of the fund's average net assets; (c) 0.900% of the fund's next $1 billion of the fund's average net assets; and (d) 0.850% of the fund's average net assets in excess of $2 billion. The Advisor has a subadvisory agreement with Jennison Associates LLC. The fund is not responsible for payment of the subadvisory fees.

ANNUAL REPORT   |   JOHN HANCOCK NATURAL RESOURCES FUND       24

The Advisor has contractually agreed to waive a portion of its management fee and/or reimburse expenses for certain funds of the John Hancock group of funds complex, including the fund (the participating portfolios). This waiver is based upon aggregate net assets of all the participating portfolios. The amount of the reimbursement is calculated daily and allocated among all the participating portfolios in proportion to the daily net assets of each fund. During the year ended August 31, 2018, this waiver amounted to 0.01% of the fund's average net assets (on an annualized basis). This agreement expires on June 30, 2020, unless renewed by mutual agreement of the fund and the Advisor based upon a determination that this is appropriate under the circumstances at that time.

The Advisor has contractually agreed to waive its management fee so that the amount retained by the Advisor after payment of subadvisory fees for the fund does not exceed 0.45% of the fund's average net assets (on an annualized basis). The current expense limitation agreement expires on December 31, 2018, unless renewed by mutual agreement of the fund and the Advisor based upon a determination that this is appropriate under the circumstances of the time.

The expense reductions described above amounted to the following for the year ended August 31, 2018:

Class	Expense reduction	Class	Expense reduction
Class A	$1,800	Class 1	$65,210
Class I	38	Total	$225,173
Class NAV	158,125

Expenses waived or reimbursed in the current fiscal period are not subject to recapture in future fiscal periods.

The investment management fees, including the impact of the waivers and reimbursements as described above, incurred for the year ended August 31, 2018 were equivalent to a net annual effective rate of 0.92% of the fund's average daily net assets.

Accounting and legal services. Pursuant to a service agreement, the fund reimburses the Advisor for all expenses associated with providing the administrative, financial, legal, compliance, accounting and recordkeeping services to the fund, including the preparation of all tax returns, periodic reports to shareholders and regulatory reports, among other services. These expenses are allocated to each share class based on its relative net assets at the time the expense was incurred. These accounting and legal services fees incurred for the year ended August 31, 2018 amounted to an annual rate of 0.01% of the fund's average daily net assets.

Distribution and service plans. The fund has a distribution agreement with the Distributor. The fund has adopted distribution and service plans with respect to Class A and Class 1 shares pursuant to Rule 12b-1 under the 1940 Act, to pay the Distributor for services provided as the distributor of shares of the fund. The fund may pay up to the following contractual rates of distribution and service fees under these arrangements, expressed as an annual percentage of average daily net assets for each class of the fund's shares:

Class	Rule 12b-1 fee
Class A	0.30%
Class 1	0.05%

Sales charges. Class A shares may be subject to up-front sales charges. For the year ended August 31, 2018, no sales charges were assessed.

Class A shares may be subject to contingent deferred sales charges (CDSCs). Certain Class A shares that are acquired through purchases of $1 million or more and are redeemed within one year of purchase are subject to a 1.00% sales charge. CDSCs are applied to the lesser of the current market value at the time of redemption or the original purchase cost of the shares being redeemed. Proceeds from CDSCs are used to compensate the Distributor for providing distribution-related services in connection with the sale of these shares. During the year ended August 31, 2018, there were no CDSCs received by the Distributor for Class A shares.

ANNUAL REPORT   |   JOHN HANCOCK NATURAL RESOURCES FUND       25

Transfer agent fees. The John Hancock Group of Funds has a complex-wide transfer agent agreement with John Hancock Signature Services, Inc. (Signature Services), an affiliate of the Advisor. The transfer agent fees paid to Signature Services are determined based on the cost to Signature Services (Signature Services Cost) of providing recordkeeping services. It also includes out-of-pocket expenses, including payments made to third-parties for recordkeeping services provided to their clients who invest in one or more John Hancock funds. In addition, Signature Services Cost may be reduced by certain fees that Signature Services receives in connection with retirement and small accounts. Signature Services Cost is calculated monthly and allocated, as applicable, to five categories of share classes: Retail Share and Institutional Share Classes of Non-Municipal Bond Funds, Class R6 Shares, Retirement Share Classes and Municipal Bond Share Classes. Within each of these categories, the applicable costs are allocated to the affected John Hancock affiliated funds and/or classes, based on the relative average daily net assets.

Class level expenses. Class level expenses for the year ended August 31, 2018 were:

Class	Distribution and service fees	Transfer agent fees
Class A	$7,024	$2,522
Class I	—	56
Class 1	42,402	—
Total	$49,426	$2,578

Trustee expenses. The fund compensates each Trustee who is not an employee of the Advisor or its affiliates. The costs of paying Trustee compensation and expenses are allocated to the fund based on its net assets relative to other funds within the John Hancock group of funds complex.

Interfund lending program. Pursuant to an Exemptive Order issued by the SEC, the fund, along with certain other funds advised by the Advisor or its affiliates, may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from, or lend money to, other participating affiliated funds. At period end, no interfund loans were outstanding. The fund's activity in this program during the period for which loans were outstanding was as follows:

Borrower or lender	Weighted average loan balance	Days outstanding	Weighted average interest rate	Interest income
Lender	$3,248,770	3	1.250%	$338

Note 5 — Fund share transactions

Transactions in fund shares for the years ended August 31, 2018 and 2017 were as follows:

		Year ended 8-31-18		Year ended 8-31-17
	Shares	Amount	Shares	Amount
Class A shares
Distributions reinvested	2,365	$29,397	1,647	$20,172
Repurchased	(84,171)	(1,039,247)	(67,199)	(791,297)
Net decrease	(81,806)	$(1,009,850)	(65,552)	$(771,125)
Class I shares
Sold (a)	—	—	6,742	$84,402
Distributions reinvested	58	$723	52	635
Repurchased	(4,552)	(52,962)	(5,957)	(67,687)
Net increase (decrease)	(4,494)	$(52,239)	837	$17,350

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		Year ended 8-31-18		Year ended 8-31-17
	Shares	Amount	Shares	Amount
Class 1 shares
Sold	1,249,267	$15,827,891	1,310,429	$15,825,236
Distributions reinvested	107,270	1,343,019	77,584	955,829
Repurchased	(2,630,180)	(32,872,777)	(2,306,554)	(26,837,940)
Net decrease	(1,273,643)	$(15,701,867)	(918,541)	$(10,056,875)
Class NAV shares
Sold	1,508,201	$18,055,449	2,031,677	$22,396,767
Distributions reinvested	556,599	6,912,965	387,044	4,733,549
Repurchased	(40,620,110)	(502,852,360)	(11,912,770)	(138,282,525)
Net decrease	(38,555,310)	$(477,883,946)	(9,494,049)	$(111,152,209)
Total net decrease	(39,915,253)	$(494,647,902)	(10,477,305)	$(121,962,859)

(a) Activity is related to share class exchanges.

Class NAV liquidated on February 23, 2018.

Affiliates of the fund owned 100% of shares of Class 1 on August 31, 2018. Such concentration of shareholders' capital could have a material effect on the fund if such shareholders redeem from the fund.

On February 23, 2018, there was a redemption in kind from Class NAV of $387,443,138, which represented approximately 82% of the fund's investments on that date. For purposes of US GAAP, this transaction was treated as a sale of securities and the resulting gains and losses were recognized based on the market value of the securities on the date of the transfer. For tax purposes, no gains or losses were recognized. Net realized gain resulting from such redemption in kind is shown on the Statement of operations.

Note 6 — Purchase and sale of securities

Purchases and sales of securities, other than short-term investments and redemptions in kind, amounted to $56,811,785 and $153,160,262, respectively, for the year ended August 31, 2018.

Note 7 — Industry or sector risk

The fund may invest a large percentage of its assets in one or more particular industries or sectors of the economy. If a large percentage of the fund's assets are economically tied to a single or small number of industries or sectors of the economy, the fund will be less diversified than a more broadly diversified fund, and it may cause the fund to underperform if that industry or sector underperforms. In addition, focusing on a particular industry or sector may make the fund's NAV more volatile. Further, a fund that invests in particular industries or sectors is particularly susceptible to the impact of market, economic, regulatory and other factors affecting those industries or sectors.

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Note 8 — Investment in affiliated underlying funds

The fund may invest in affiliated underlying funds that are managed by the Advisor and its affiliates. Information regarding the fund's purchases and sales of the affiliated underlying funds as well as income and capital gains earned, if any, during the period is as follows:

					Dividends and distributions
Fund	Beginning share amount	Shares purchased	Shares sold	Ending share amount	Income distributions received	Capital gain distributions received	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Ending value
John Hancock Collateral Trust*	4,140,274	22,312,377	(26,000,860)	451,791	—	—	($3,570)	$2,721	$4,520,669
*Refer to the Securities lending note within Note 2 for details regarding this investment.

Note 9 — Subsequent event

On June 21, 2018, the Board of Trustees approved a plan of liquidation of the fund. The final liquidation occurred on October 19, 2018.

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REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Trustees of John Hancock Funds II and Shareholders of John Hancock Natural Resources Fund

Opinion on the Financial Statements

We have audited the accompanying statement of assets and liabilities, including the fund's investments, of John Hancock Natural Resources Fund (one of the funds constituting John Hancock Funds II, referred to hereafter as the "Fund") as of August 31, 2018, the related statement of operations for the year ended August 31, 2018, the statements of changes in net assets for each of the two years in the period ended August 31, 2018, including the related notes, and the financial highlights for each of the five years in the period ended August 31, 2018 (collectively referred to as the "financial statements"). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of August 31, 2018, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended August 31, 2018 and the financial highlights for each of the five years in the period ended August 31, 2018 in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements are the responsibility of the Fund's management. Our responsibility is to express an opinion on the Fund's financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) ("PCAOB") and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of August 31, 2018 by correspondence with the custodian and transfer agent. We believe that our audits provide a reasonable basis for our opinion.

/s/ PricewaterhouseCoopers LLP

Boston, Massachusetts

October 24, 2018

We have served as the auditor of one or more investment companies in the John Hancock group of funds since 1988.

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TAX INFORMATION

Unaudited

For federal income tax purposes, the following information is furnished with respect to the distributions of the fund, if any, paid during its taxable year ended August 31, 2018.

The fund reports the maximum amount allowable of its net taxable income as eligible for the corporate dividends-received deduction.

The fund reports the maximum amount allowable of its net taxable income as qualified dividend income as provided in the Jobs and Growth Tax Relief Reconciliation Act of 2003.

Eligible shareholders will be mailed a 2018 Form 1099-DIV in early 2019. This will reflect the tax character of all distributions paid in calendar year 2018.

Please consult a tax advisor regarding the tax consequences of your investment in the fund.

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CONTINUATION OF INVESTMENT ADVISORY AND SUBADVISORY AGREEMENTS

EVALUATION OF ADVISORY AND SUBADVISORY AGREEMENTS BY THE BOARD OF TRUSTEES

This section describes the evaluation by the Board of Trustees (the Board) of John Hancock Funds II (the Trust) of the Advisory Agreement (the Advisory Agreement) with John Hancock Advisers, LLC (the Advisor) and the Subadvisory Agreement (the Subadvisory Agreement) with Jennison Associates LLC (the Subadvisor), for John Hancock Natural Resources Fund (the fund). The Advisory Agreement and Subadvisory Agreement are collectively referred to as the Agreements. Prior to the June 18-21, 2018 in-person meeting at which the Agreements were approved, the Board also discussed and considered information regarding the proposed continuation of the Agreements at an in-person meeting held on May 29-31, 2018.

Approval of Advisory and Subadvisory Agreements

At in-person meetings held on June 18-21, 2018, the Board, including the Trustees who are not parties to any Agreement or considered to be interested persons of the Trust under the Investment Company Act of 1940, as amended (the 1940 Act) (the Independent Trustees), reapproved for an annual period the continuation of the Advisory Agreement between the Trust and the Advisor and the Subadvisory Agreement between the Advisor and the Subadvisor with respect to the fund.

In considering the Advisory Agreement and the Subadvisory Agreement, the Board received in advance of the meetings a variety of materials relating to the fund, the Advisor and the Subadvisor, including comparative performance, fee and expense information for a peer group of similar funds prepared by an independent third-party provider of mutual fund data, performance information for an applicable benchmark index; and, with respect to the Subadvisor, comparative performance information for comparably managed accounts, as applicable, and other information provided by the Advisor and the Subadvisor regarding the nature, extent and quality of services provided by the Advisor and the Subadvisor under their respective Agreements, as well as information regarding the Advisor's revenues and costs of providing services to the fund and any compensation paid to affiliates of the Advisor. At the meetings at which the renewal of the Advisory Agreement and Subadvisory Agreement are considered, particular focus is given to information concerning fund performance, comparability of fees and total expenses, and profitability. However, the Board notes that the evaluation process with respect to the Advisor and the Subadvisor is an ongoing one. In this regard, the Board also took into account discussions with management and information provided to the Board (including its various committees) at prior meetings with respect to the services provided by the Advisor and the Subadvisor to the fund, including quarterly performance reports prepared by management containing reviews of investment results and prior presentations from the Subadvisor with respect to the fund. The information received and considered by the Board in connection with the May and June meetings and throughout the year was both written and oral. The Board also considered the nature, quality, and extent of non-advisory services, if any, to be provided to the fund by the Advisor's affiliates, including distribution services. The Board considered the Advisory Agreement and the Subadvisory Agreement separately in the course of its review. In doing so, the Board noted the respective roles of the Advisor and Subadvisor in providing services to the fund.

Throughout the process, the Board asked questions of and requested additional information from management. The Board is assisted by counsel for the Trust and the Independent Trustees are also separately assisted by independent legal counsel throughout the process. The Independent Trustees also received a memorandum from their independent legal counsel discussing the legal standards for their consideration of the proposed continuation of the Agreements and discussed the proposed continuation of the Agreements in private sessions with their independent legal counsel at which no representatives of management were present.

Approval of Advisory Agreement

In approving the Advisory Agreement with respect to the fund, the Board, including the Independent Trustees, considered a variety of factors, including those discussed below. The Board also considered other factors (including conditions and trends prevailing generally in the economy, the securities markets, and the industry) and did not treat any single factor as determinative, and each Trustee may have attributed different weights to different factors. The Board's conclusions may be

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based in part on its consideration of the advisory and subadvisory arrangements in prior years and on the Board's ongoing regular review of fund performance and operations throughout the year.

Nature, extent, and quality of services. Among the information received by the Board from the Advisor relating to the nature, extent, and quality of services provided to the fund, the Board reviewed information provided by the Advisor relating to its operations and personnel, descriptions of its organizational and management structure, and information regarding the Advisor's compliance and regulatory history, including its Form ADV. The Board also noted that on a regular basis it receives and reviews information from the Trust's Chief Compliance Officer (CCO) regarding the fund's compliance policies and procedures established pursuant to Rule 38a-1 under the 1940 Act. The Board observed that the scope of services provided by the Advisor, and of the undertakings required of the Advisor in connection with those services, including maintaining and monitoring its own and the fund's compliance programs, risk management programs, liquidity management programs and cybersecurity programs, had expanded over time as a result of regulatory, market and other developments. The Board considered that the Advisor is responsible for the management of the day-to-day operations of the fund, including, but not limited to, general supervision of and coordination of the services provided by the Subadvisor, and is also responsible for monitoring and reviewing the activities of the Subadvisor and other third-party service providers. The Board also considered the significant risks assumed by the Advisor in connection with the services provided to the fund including entrepreneurial risk in sponsoring new funds and ongoing risks incluing investment, operational, enterprise, litigation, regulatory and compliance risks with respect to all funds.

In considering the nature, extent, and quality of the services provided by the Advisor, the Trustees also took into account their knowledge of the Advisor's management and the quality of the performance of the Advisor's duties, through Board meetings, discussions and reports during the preceding year and through each Trustee's experience as a Trustee of the Trust and of the other trusts in the John Hancock group of funds complex (the John Hancock Fund Complex).

In the course of their deliberations regarding the Advisory Agreement, the Board considered, among other things:

(a) the skills and competency with which the Advisor has in the past managed the Trust's affairs and its subadvisory relationship, the Advisor's oversight and monitoring of the Subadvisor's investment performance and compliance programs, such as the Subadvisor's compliance with fund policies and objectives, review of brokerage matters, including with respect to trade allocation and best execution and the Advisor's timeliness in responding to performance issues;

(b) the background, qualifications and skills of the Advisor's personnel;

(c) the Advisor's compliance policies and procedures and its responsiveness to regulatory changes and fund industry developments;

(d) the Advisor's administrative capabilities, including its ability to supervise the other service providers for the fund, as well as the Advisor's oversight of any securities lending activity, its monitoring of class action litigation and collection of class action settlements on behalf of the fund, and bringing loss recovery actions on behalf of the fund;

(e) the financial condition of the Advisor and whether it has the financial wherewithal to provide a high level and quality of services to the fund;

(f) the Advisor's initiatives to improve various aspects of the Trust's operations and investor experience with the fund; and

(g) the Advisor's reputation and experience in serving as an investment advisor to the Trust and the benefit to shareholders of investing in funds that are part of a family of funds offering a variety of investments.

The Board concluded that the Advisor may reasonably be expected to continue to provide a high quality of services under the Advisory Agreement with respect to the fund.

Investment performance. In considering the fund's performance, the Board noted that it reviews at its regularly scheduled meetings information about the fund's performance results. In connection with the consideration of the Advisory Agreement, the Board:

(a) reviewed information prepared by management regarding the fund's performance;

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(b) considered the comparative performance of an applicable benchmark index;

(c) considered the performance of comparable funds, if any, as included in the report prepared by an independent third-party provider of fund data; and

(d) took into account the Advisor's analysis of the fund's performance and its plans and recommendations regarding the Trust's subadvisory arrangements generally.

The Board noted that while it found the data provided by the independent third-party generally useful it recognized its limitations, including in particular that the data may vary depending on the end date selected and that the results of the performance comparisons may vary depending on the selection of the peer group. The Board noted that the fund underperformed the benchmark index and the peer group average for the one-, three-, five- and ten-year periods ended December 31, 2017. The Board took into account management's discussion of the fund's performance. The Board noted that the fund's longer term performance in part reflects that of the previous subadvisor. The Board concluded that the fund's performance is being monitored and reasonably addressed, where appropriate.

Fees and expenses. The Board reviewed comparative information prepared by an independent third-party provider of mutual fund data, including, among other data, the fund's contractual and net management fees (and subadvisory fees, to the extent available) and total expenses as compared to similarly situated investment companies deemed to be comparable to the fund in light of the nature, extent and quality of the management and advisory and subadvisory services provided by the Advisor and the Subadvisor. The Board considered the fund's ranking with a smaller group of peer funds chosen by the independent third-party provider, as well as the fund's ranking within a broader group of funds. In comparing the fund's contractual and net management fees to those of comparable funds, the Board noted that such fees include both advisory and administrative costs. The Board noted that net management fees for the fund are higher than the peer group median and that net total expenses for the fund are lower than the peer group median.

The Board took into account management's discussion of the fund's expenses. The Board also took into account management's discussion with respect to the overall management fee and the fees of the Subadvisor, including the amount of the advisory fee retained by the Advisor after payment of the subadvisory fees, in each case in light of the services rendered for those amounts and the risk undertaken by the Advisor. The Board also noted that the Advisor pays the subadvisory fee, and that such fees are negotiated at arm's length with respect to the Subadvisor. In addition, the Board took into account that management had agreed to implement an overall fee waiver across the complex, including the fund, which is discussed further below. The Board also noted that, in addition, the Advisor is currently waiving fees and/or reimbursing expenses with respect to the fund and that the fund has breakpoints in its contractual management fee schedule that reduces management fees as assets increase. The Board reviewed information provided by the Advisor concerning the investment advisory fee charged by the Advisor or one of its advisory affiliates to other clients (including other funds in the John Hancock Fund Complex) having similar investment mandates, if any. The Board considered any differences between the Advisor's and Subadvisor's services to the fund and the services they provide to other comparable clients or funds. The Board concluded that the advisory fee paid with respect to the fund is reasonable in light of the nature, extent and quality of the services provided to the fund under the Advisory Agreement.

Profitability/Fall out benefits. In considering the costs of the services to be provided and the profits to be realized by the Advisor and its affiliates from the Advisor's relationship with the Trust, the Board:

(a) reviewed financial information of the Advisor;

(b) reviewed and considered information presented by the Advisor regarding the net profitability to the Advisor and its affiliates with respect to the fund;

(c) received and reviewed profitability information with respect to the John Hancock Fund Complex as a whole and with respect to the fund;

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(d) received information with respect to the Advisor's allocation methodologies used in preparing the profitability data and considered that the Advisor hired an independent third-party consultant to provide an analysis of the Advisor's allocation methodologies;

(e) considered that the John Hancock insurance companies that are affiliates of the Advisor, as shareholders of the Trust directly or through their separate accounts, receive certain tax credits or deductions relating to foreign taxes paid and dividends received by certain funds of the Trust and noted that these tax benefits, which are not available to participants in qualified retirement plans under applicable income tax law, are reflected in the profitability information reviewed by the Board;

(f) considered that the Advisor also provides administrative services to the fund on a cost basis pursuant to an administrative services agreement;

(g) noted that affiliates of the Advisor provide transfer agency services and distribution services to the fund, and that the fund's distributor also receives Rule 12b-1 payments to support distribution of the fund;

(h) noted that the Advisor also derives reputational and other indirect benefits from providing advisory services to the fund;

(i) noted that the subadvisory fee for the fund is paid by the Advisor and is negotiated at arm's length;

(j) considered the Advisor's ongoing costs and expenditures necessary to improve services, meet new regulatory and compliance requirements, and adapt to other challenges impacting the fund industry; and

(k) considered that the Advisor should be entitled to earn a reasonable level of profits in exchange for the level of services it provides to the fund and the risks that it assumes as Advisor, including entrepreneurial, operational, reputational, litigation and regulatory risk.

Based upon its review, the Board concluded that the level of profitability, if any, of the Advisor and its affiliates from their relationship with the fund was reasonable and not excessive.

Economies of scale. In considering the extent to which economies of scale would be realized as the fund grows and whether fee levels reflect these economies of scale for the benefit of fund shareholders, the Board:

(a) considered that the Advisor has contractually agreed to waive a portion of its management fee for certain funds of the John Hancock Fund Complex, including the fund (the participating portfolios) or otherwise reimburse the expenses of the participating portfolios (the reimbursement). This waiver is based upon aggregate net assets of all the participating portfolios. The amount of the reimbursement is calculated daily and allocated among all the participating portfolios in proportion to the daily net assets of each fund;

(b) reviewed the fund's advisory fee structure and concluded that: (i) the fund's fee structure contains breakpoints at the subadvisory fee level and that such breakpoints are reflected as breakpoints in the advisory fees for the fund; and (ii) although economies of scale cannot be measured with precision, these arrangements permit shareholders of the fund to benefit from economies of scale if the fund grows. The Board also took into account management's discussion of the fund's advisory fee structure; and

(c) the Board also considered the effect of the fund's growth in size on its performance and fees. The Board also noted that if the fund's assets increase over time, the fund may realize other economies of scale.

Approval of Subadvisory Agreements

In making its determination with respect to approval of the Subadvisory Agreement, the Board reviewed:

(1) information relating to the Subadvisor's business, including current subadvisory services to the Trust (and other funds in the John Hancock Fund Complex);

(2) the historical and current performance of the fund and comparative performance information relating to an applicable benchmark index and comparable funds;

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(3) the subadvisory fee for the fund, including any breakpoints, and to the extent available, comparable fee information prepared by an independent third party provider of fund data; and

(4) information relating to the nature and scope of any material relationships and their significance to the Trust's Advisor and Subadvisor.

Nature, extent, and quality of services. With respect to the services provided by the Subadvisor, the Board received information provided to the Board by the Subadvisor, including the Subadvisor's Form ADV, as well as took into account information presented throughout the past year. The Board considered the Subadvisor's current level of staffing and its overall resources, as well as received information relating to the Subadvisor's compensation program. The Board reviewed the Subadvisor's history and investment experience, as well as information regarding the qualifications, background, and responsibilities of the Subadvisor's investment and compliance personnel who provide services to the fund. The Board also considered, among other things, the Subadvisor's compliance program and any disciplinary history. The Board also considered the Subadvisor's risk assessment and monitoring process. The Board reviewed the Subadvisor's regulatory history, including whether it was involved in any regulatory actions or investigations as well as material litigation, and any settlements and amelioratory actions undertaken, as appropriate. The Board noted that the Advisor conducts regular, periodic reviews of the Subadvisor and its operations, including regarding investment processes and organizational and staffing matters. The Board also noted that the Trust's CCO and his staff conduct regular, periodic compliance reviews with the Subadvisor and present reports to the Independent Trustees regarding the same, which includes evaluating the regulatory compliance systems of the Subadvisor and procedures reasonably designed to assure compliance with the federal securities laws. The Board also took into account the financial condition of the Subadvisor.

The Board considered the Subadvisor's investment process and philosophy. The Board took into account that the Subadvisor's responsibilities include the development and maintenance of an investment program for the fund that is consistent with the fund's investment objective, the selection of investment securities and the placement of orders for the purchase and sale of such securities, as well as the implementation of compliance controls related to performance of these services. The Board also received information with respect to the Subadvisor's brokerage policies and practices, including with respect to best execution and soft dollars.

Subadvisor compensation. In considering the cost of services to be provided by the Subadvisor and the profitability to the Subadvisor of its relationship with the fund, the Board noted that the fees under the Subadvisory Agreement are paid by the Advisor and not the fund.

The Board also relied on the ability of the Advisor to negotiate the Subadvisory Agreement with the Subadvisor, which is not affiliated with the Advisor, and the fees thereunder at arm's length. As a result, the costs of the services to be provided and the profits to be realized by the Subadvisor from its relationship with the Trust were not a material factor in the Board's consideration of the Subadvisory Agreement.

The Board also received information regarding the nature and scope (including their significance to the Advisor and its affiliates and to the Subadvisor) of any material relationships with respect to the Subadvisor, which include arrangements in which the Subadvisor or its affiliates provide advisory, distribution, or management services in connection with financial products sponsored by the Advisor or its affiliates, and may include other registered investment companies, a 529 education savings plan, managed separate accounts and exempt group annuity contracts sold to qualified plans. The Board also received information and took into account any other potential conflicts of interest the Advisor might have in connection with the Subadvisory Agreement.

In addition, the Board considered other potential indirect benefits that the Subadvisor and its affiliates may receive from the Subadvisor's relationship with the fund, such as the opportunity to provide advisory services to additional funds in the John Hancock Fund Complex and reputational benefits.

Subadvisory fees. The Board considered that the fund pays an advisory fee to the Advisor and that, in turn, the Advisor pays a subadvisory fee to the Subadvisor. As noted above, the Board also considered the fund's subadvisory fees as compared to similarly situated investment companies deemed to be comparable to the fund as included in the report prepared by the

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independent third party provider of fund data, to the extent available. The Board noted that the limited size of the Lipper peer group was not sufficient for comparative purposes. The Board also took into account the subadvisory fees paid by the Advisor to the Subadvisor with respect to the fund and compared them to fees charged by the Subadvisor to manage other subadvised portfolios and portfolios not subject to regulation under the 1940 Act, as applicable.

Subadvisor performance. As noted above, the Board considered the fund's performance as compared to the fund's peer group and the benchmark index and noted that the Board reviews information about the fund's performance results at its regularly scheduled meetings. The Board noted the Advisor's expertise and resources in monitoring the performance, investment style and risk-adjusted performance of the Subadvisor. The Board was mindful of the Advisor's focus on the Subadvisor's performance. The Board also noted the Subadvisor's long-term performance record for similar accounts, as applicable.

The Board's decision to approve the Subadvisory Agreement was based on a number of determinations, including the following:

(1)	the Subadvisor has extensive experience and demonstrated skills as a manager;
(2)	the performance of the fund is being monitored and reasonably addressed, where appropriate;
(3)	the subadvisory fee is reasonable in relation to the level and quality of services being provided under the Subadvisory Agreement; and
(4)	noted that the subadvisory fees are paid by the Advisor not the fund and that the subadvisory fee breakpoints are reflected as breakpoints in the advisory fees for the fund in order to permit shareholders to benefit from economies of scale if the fund grows.
* * *

Based on the Board's evaluation of all factors that the Board deemed to be material, including those factors described above, the Board, including the Independent Trustees, concluded that renewal of the Advisory Agreement and the Subadvisory Agreement would be in the best interest of the fund and its shareholders. Accordingly, the Board, and the Independent Trustees voting separately, approved the Advisory Agreement and Subadvisory Agreement for an additional one-year period.

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Trustees and Officers

This chart provides information about the Trustees and Officers who oversee your John Hancock fund. Officers elected by the Trustees manage the day-to-day operations of the fund and execute policies formulated by the Trustees.

Independent Trustees

Name, year of birth Position(s) held with Trust Principal occupation(s) and other directorships during past 5 years	Trustee of the Trust since[1]	Number of John Hancock funds overseen by Trustee
Hassell H. McClellan, Born: 1945	2005	216
Trustee and Chairperson of the Board
Director/Trustee, Virtus Funds (since 2008); Director, The Barnes Group (since 2010); Associate Professor, The Wallace E. Carroll School of Management, Boston College (retired 2013). Trustee (since 2014) and Chairperson of the Board (since 2017), John Hancock Collateral Trust; Trustee (since 2015) and Chairperson of the Board (since 2017), John Hancock Exchange-Traded Fund Trust; Trustee (since 2012) and Chairperson of the Board (since 2017), John Hancock retail funds[3]; Trustee (2005-2006 and since 2012) and Chairperson of the Board (since 2017), John Hancock Funds III; Trustee (since 2005) and Chairperson of the Board (since 2017), John Hancock Variable Insurance Trust and John Hancock Funds II.

Charles L. Bardelis,[2] Born: 1941	2005	216
Trustee
Director, Island Commuter Corp. (marine transport). Trustee, John Hancock Collateral Trust (since 2014), Trustee, John Hancock Exchange-Traded Fund Trust (since 2015); Trustee, John Hancock retail funds[3] (since 2012); Trustee, John Hancock Funds III (2005-2006 and since 2012); Trustee, John Hancock Variable Insurance Trust (since 1988); Trustee, John Hancock Funds II (since 2005).

James R. Boyle, Born: 1959	2015	216
Trustee
Chief Executive Officer, Foresters Financial (since 2018); Chairman and Chief Executive Officer, Zillion Group, Inc. (formerly HealthFleet, Inc.) (healthcare) (2014-2018); Executive Vice President and Chief Executive Officer, U.S. Life Insurance Division of Genworth Financial, Inc. (insurance) (January 2014-July 2014); Senior Executive Vice President, Manulife Financial Corporation, President and Chief Executive Officer, John Hancock (1999-2012); Chairman and Director, John Hancock Advisers, LLC, John Hancock Funds, LLC, and John Hancock Investment Management Services, LLC (2005-2010). Trustee, John Hancock Collateral Trust and John Hancock Exchange-Traded Fund Trust (since 2015); Trustee, John Hancock retail funds[3] (2005-2010; 2012-2014 and since 2015); Trustee, John Hancock Variable Insurance Trust and John Hancock Funds II (2005-2014 and since 2015).

Peter S. Burgess,[2] Born: 1942	2005	216
Trustee
Consultant (financial, accounting, and auditing matters) (since 1999); Certified Public Accountant; Partner, Arthur Andersen (independent public accounting firm) (prior to 1999); Director, Lincoln Educational Services Corporation (since 2004); Director, Symetra Financial Corporation (2010-2016); Director, PMA Capital Corporation (2004-2010). Trustee, John Hancock Collateral Trust (since 2014); Trustee, John Hancock Exchange-Traded Fund Trust (since 2015); Trustee, John Hancock retail funds[3] (since 2012); Trustee, John Hancock Funds III (2005-2006 and since 2012); Trustee, John Hancock Variable Insurance Trust and John Hancock Funds II (since 2005).

William H. Cunningham, Born: 1944	2012	216
Trustee
Professor, University of Texas, Austin, Texas (since 1971); former Chancellor, University of Texas System and former President of the University of Texas, Austin, Texas; Chairman (since 2009) and Director (since 2006), Lincoln National Corporation (insurance); Director, Southwest Airlines (since 2000); former Director, LIN Television (2009-2014). Trustee, John Hancock retail funds[3] (since 1986); Trustee, John Hancock Variable Insurance Trust (since 2012); Trustee, John Hancock Funds II (2005-2006 and since 2012); Trustee, John Hancock Collateral Trust (since 2014); Trustee, John Hancock Exchange-Traded Fund Trust (since 2015).

ANNUAL REPORT   |   JOHN HANCOCK NATURAL RESOURCES FUND       37

Independent Trustees (continued)

Name, year of birth Position(s) held with Trust Principal occupation(s) and other directorships during past 5 years	Trustee of the Trust since[1]	Number of John Hancock funds overseen by Trustee
Grace K. Fey, Born: 1946	2008	216
Trustee
Chief Executive Officer, Grace Fey Advisors (since 2007); Director and Executive Vice President, Frontier Capital Management Company (1988-2007); Director, Fiduciary Trust (since 2009). Trustee, John Hancock Collateral Trust (since 2014); Trustee, John Hancock Exchange-Traded Fund Trust (since 2015); Trustee, John Hancock retail funds[3] (since 2012); Trustee, John Hancock Variable Insurance Trust and John Hancock Funds II (since 2008).

Theron S. Hoffman,[2] Born: 1947	2008	216
Trustee
Chief Executive Officer, T. Hoffman Associates, LLC (consulting firm) (since 2003); Director, The Todd Organization (consulting firm) (2003-2010); President, Westport Resources Management (investment management consulting firm) (2006-2008); Board Member, Senior Managing Director, Partner, and Operating Head, Putnam Investments (2000-2003); Executive Vice President, The Thomson Corp. (financial and legal information publishing) (1997-2000). Trustee, John Hancock Collateral Trust (since 2014); Trustee, John Hancock Exchange-Traded Fund Trust (since 2015); Trustee, John Hancock retail funds[3] (since 2012); Trustee, John Hancock Variable Insurance Trust and John Hancock Funds II (since 2008).

Deborah C. Jackson, Born: 1952	2012	216
Trustee
President, Cambridge College, Cambridge, Massachusetts (since 2011); Board of Directors, National Association of Corporate Directors/New England (since 2015); Board of Directors, Association of Independent Colleges and Universities of Massachusetts (since 2014); Chief Executive Officer, American Red Cross of Massachusetts Bay (2002-2011); Board of Directors of Eastern Bank Corporation (since 2001); Board of Directors of Eastern Bank Charitable Foundation (since 2001); Board of Directors of American Student Assistance Corporation (1996-2009); Board of Directors of Boston Stock Exchange (2002-2008); Board of Directors of Harvard Pilgrim Healthcare (health benefits company) (2007-2011). Trustee, John Hancock retail funds[3] (since 2008); Trustee, John Hancock Variable Insurance Trust and John Hancock Funds II (since 2012); Trustee, John Hancock Collateral Trust (since 2014); and Trustee, John Hancock Exchange-Traded Fund Trust (since 2015).

James M. Oates, Born: 1946	2005	216

Trustee
Managing Director, Wydown Group (financial consulting firm) (since 1994); Chairman and Director, Emerson Investment Management, Inc. (2000-2015); Independent Chairman, Hudson Castle Group, Inc. (formerly IBEX Capital Markets, Inc.) (financial services company) (1997-2011); Director, Stifel Financial (since 1996); Director, Investor Financial Services Corporation (1995-2007); Director, Connecticut River Bancorp (1998-2014); Director/Trustee, Virtus Funds (since 1988). Trustee (since 2014) and Chairperson of the Board (2014-2016), John Hancock Collateral Trust; Trustee (since 2015) and Chairperson of the Board (2015-2016), John Hancock Exchange-Traded Fund Trust; Trustee (since 2012) and Chairperson of the Board (2012-2016), John Hancock retail funds[3]; Trustee (2005-2006 and since 2012) and Chairperson of the Board (2012-2016), John Hancock Funds III; Trustee (since 2004) and Chairperson of the Board (2005-2016), John Hancock Variable Insurance Trust; Trustee (since 2005) and Chairperson of the Board, John Hancock Funds II (2005-2016).

Steven R. Pruchansky, Born: 1944	2012	216
Trustee and Vice Chairperson of the Board
Managing Director, Pru Realty (since 2017); Chairman and Chief Executive Officer, Greenscapes of Southwest Florida, Inc. (since 2000); Director and President, Greenscapes of Southwest Florida, Inc. (until 2000); Member, Board of Advisors, First American Bank (until 2010); Managing Director, Jon James, LLC (real estate) (since 2000); Partner, Right Funding, LLC (2014-2017); Director, First Signature Bank & Trust Company (until 1991); Director, Mast Realty Trust (until 1994); President, Maxwell Building Corp. (until 1991). Trustee (since 1992) and Chairperson of the Board (2011-2012), John Hancock retail funds[3]; Trustee and Vice Chairperson of the Board, John Hancock retail funds[3] John Hancock Variable Insurance Trust, and John Hancock Funds II (since 2012); Trustee and Vice Chairperson of the Board, John Hancock Collateral Trust (since 2014); Trustee and Vice Chairperson of the Board, John Hancock Exchange-Traded Fund Trust (since 2015).

ANNUAL REPORT   |   JOHN HANCOCK NATURAL RESOURCES FUND       38

Independent Trustees (continued)

Name, year of birth Position(s) held with Trust Principal occupation(s) and other directorships during past 5 years	Trustee of the Trust since[1]	Number of John Hancock funds overseen by Trustee
Gregory A. Russo, Born: 1949	2012	216
Trustee
Director and Audit Committee Chairman (since 2012), and Member, Audit Committee and Finance Committee (since 2011), NCH Healthcare System, Inc. (holding company for multi-entity healthcare system); Director and Member (since 2012) and Finance Committee Chairman (since 2014), The Moorings, Inc. (nonprofit continuing care community); Vice Chairman, Risk & Regulatory Matters, KPMG LLP (KPMG) (2002-2006); Vice Chairman, Industrial Markets, KPMG (1998-2002); Chairman and Treasurer, Westchester County, New York, Chamber of Commerce (1986-1992); Director, Treasurer, and Chairman of Audit and Finance Committees, Putnam Hospital Center (1989-1995); Director and Chairman of Fundraising Campaign, United Way of Westchester and Putnam Counties, New York (1990-1995). Trustee, John Hancock retail funds[3] (since 2008); Trustee, John Hancock Variable Insurance Trust and John Hancock Funds II (since 2012); Trustee, John Hancock Collateral Trust (since 2014); Trustee, John Hancock Exchange-Traded Fund Trust (since 2015).

Non-Independent Trustees4

Name, year of birth Position(s) held with Trust Principal occupation(s) and other directorships during past 5 years	Trustee of the Trust since[1]	Number of John Hancock funds overseen by Trustee
Andrew G. Arnott, Born: 1971	2017	216
President and Non-Independent Trustee
Executive Vice President, John Hancock Financial Services (since 2009, including prior positions); Director and Executive Vice President, John Hancock Advisers, LLC (since 2005, including prior positions); Director and Executive Vice President, John Hancock Investment Management Services, LLC (since 2006, including prior positions); President, John Hancock Funds, LLC (since 2004, including prior positions); President, John Hancock retail funds,[3] John Hancock Variable Insurance Trust, and John Hancock Funds II (since 2007, including prior positions); President, John Hancock Collateral Trust and John Hancock Exchange-Traded Fund Trust (since 2014). Trustee, John Hancock Collateral Trust, John Hancock Exchange-Traded Fund Trust, John Hancock retail funds,[3] John Hancock Variable Insurance Trust, and John Hancock Funds II (since 2017).

Marianne Harrison, Born: 1963	2018	216
Non-Independent Trustee
President and CEO, John Hancock (since 2017); President and CEO, Manulife Canadian Division (2013-2017); Member, Board of Directors, American Council of Life Insurers (ACLI) (since 2018); Member, Board of Directors, Communitech, an industry-led innovation center that fosters technology companies in Canada (since 2017); Member, Board of Directors, Manulife Assurance Canada (since 2015); Board Member, St. Mary's General Hospital Foundation (since 2014); Member, Board of Directors, Manulife Bank of Canada (since 2013); Member, Standing Committee of the Canadian Life & Health Assurance Association (since 2013); Member, Board of Directors, John Hancock USA, John Hancock Life & Health, John Hancock New York (2012-2013). Trustee, John Hancock Collateral Trust, John Hancock Exchange-Traded Fund Trust, John Hancock retail funds[3], John Hancock Variable Insurance Trust, and John Hancock Funds II (since 2018).

Warren A. Thomson, Born: 1955	2012	216
Non-Independent Trustee
Senior Executive Vice President and Chief Investment Officer, Manulife Financial Corporation and The Manufacturers Life Insurance Company (since 2009); Chairman, Manulife Asset Management (since 2001, including prior positions); Director and Chairman, Manulife Asset Management Limited (since 2006); Director and Chairman, Hancock Natural Resources Group, Inc. (since 2013). Trustee, John Hancock retail funds,[3] John Hancock Variable Insurance Trust, and John Hancock Funds II (since 2012); Trustee, John Hancock Collateral Trust (since 2014); Trustee, John Hancock Exchange-Traded Fund Trust (since 2015).

ANNUAL REPORT   |   JOHN HANCOCK NATURAL RESOURCES FUND       39

Principal officers who are not Trustees

Name, year of birth Position(s) held with Trust Principal occupation(s) during past 5 years	Officer of the Trust since
John J. Danello, Born: 1955	2014
Senior Vice President, Secretary, and Chief Legal Officer
Vice President and Chief Counsel, John Hancock Wealth Management (since 2005); Senior Vice President (since 2007) and Chief Legal Counsel (2007-2010), John Hancock Funds, LLC and The Berkeley Financial Group, LLC; Senior Vice President (since 2006, including prior positions) and Chief Legal Officer and Secretary (since 2014), John Hancock retail funds,[3] John Hancock Funds II and John Hancock Variable Insurance Trust; Senior Vice President, Secretary and Chief Legal Officer, John Hancock Collateral Trust and John Hancock Exchange-Traded Fund Trust (since 2014); Vice President, John Hancock Life & Health Insurance Company (since 2009); Vice President, John Hancock Life Insurance Company (USA) and John Hancock Life Insurance Company of New York (since 2010); and Senior Vice President, Secretary and Chief Legal Counsel (2007-2014, including prior positions) of John Hancock Advisers, LLC and John Hancock Investment Management Services, LLC.

Francis V. Knox, Jr., Born: 1947	2005
Chief Compliance Officer
Vice President, John Hancock Financial Services (since 2005); Chief Compliance Officer, John Hancock retail funds,[3] John Hancock Variable Insurance Trust, John Hancock Funds II, John Hancock Advisers, LLC, and John Hancock Investment Management Services, LLC (since 2005); Chief Compliance Officer, John Hancock Collateral Trust and John Hancock Exchange-Traded Fund Trust (since 2014).

Charles A. Rizzo, Born: 1957	2007
Chief Financial Officer
Vice President, John Hancock Financial Services (since 2008); Senior Vice President, John Hancock Advisers, LLC and John Hancock Investment Management Services, LLC (since 2008); Chief Financial Officer, John Hancock retail funds,[3] John Hancock Variable Insurance Trust and John Hancock Funds II (since 2007); Chief Financial Officer, John Hancock Collateral Trust and John Hancock Exchange-Traded Fund Trust (since 2014).

Salvatore Schiavone, Born: 1965	2009
Treasurer
Assistant Vice President, John Hancock Financial Services (since 2007); Vice President, John Hancock Advisers, LLC and John Hancock Investment Management Services, LLC (since 2007); Treasurer, John Hancock retail funds[3] (since 2007, including prior positions); Treasurer, John Hancock Variable Insurance Trust and John Hancock Funds II (2007-2009 and since 2010, including prior positions); Treasurer, John Hancock Collateral Trust and John Hancock Exchange-Traded Fund Trust (since 2014).

The business address for all Trustees and Officers is 601 Congress Street, Boston, Massachusetts 02210-2805.

The Statement of Additional Information of the fund includes additional information about members of the Board of Trustees of the Trust and is available without charge, upon request, by calling 800-225-5291.

1	Each Trustee holds office until his or her successor is elected and qualified, or until the Trustee's death, retirement, resignation, or removal. Mr. Boyle has served as Trustee at various times prior to the date listed in the table.
2	Member of the Audit Committee.
3	"John Hancock retail funds" comprises John Hancock Funds III and 40 other John Hancock funds consisting of 30 series of other John Hancock trusts and 10 closed-end funds.
4	The Trustee is a Non-Independent Trustee due to current or former positions with the Advisor and certain affiliates.
ANNUAL REPORT   |   JOHN HANCOCK NATURAL RESOURCES FUND       40

More information

Trustees

Hassell H. McClellan, Chairperson
Steven R. Pruchansky, Vice Chairperson
Andrew G. Arnott†
Charles L. Bardelis*
James R. Boyle
Peter S. Burgess*
William H. Cunningham
Grace K. Fey
Marianne Harrison†#
Theron S. Hoffman*
Deborah C. Jackson
James M. Oates
Gregory A. Russo
Warren A. Thomson†

Officers

Andrew G. Arnott
President

John J. Danello
Senior Vice President, Secretary,
and Chief Legal Officer

Francis V. Knox, Jr.
Chief Compliance Officer

Charles A. Rizzo
Chief Financial Officer

Salvatore Schiavone
Treasurer

Investment advisor

John Hancock Advisers, LLC

Subadvisor

Jennison Associates LLC

Principal distributor

John Hancock Funds, LLC

Custodian

State Street Bank and Trust Company

Transfer agent

John Hancock Signature Services, Inc.

Legal counsel

K&L Gates LLP

Independent registered public accounting firm

PricewaterhouseCoopers LLP

*Member of the Audit Committee
†Non-Independent Trustee
#Effective 6-19-18

The fund's proxy voting policies and procedures, as well as the fund proxy voting record for the most recent twelve-month period ended June 30, are available free of charge on the Securities and Exchange Commission (SEC) website at sec.gov or on our website.

The fund's complete list of portfolio holdings, for the first and third fiscal quarters, is filed with the SEC on Form N-Q. The fund's Form N-Q is available on our website and the SEC's website, sec.gov, and can be reviewed and copied (for a fee) at the SEC's Public Reference Room in Washington, DC. Call 800-SEC-0330 to receive information on the operation of the SEC's Public Reference Room.

We make this information on your fund, as well as monthly portfolio holdings, and other fund details available on our website at jhinvestments.com or by calling 800-225-5291.

You can also contact us:
800-225-5291 jhinvestments.com	Regular mail: John Hancock Signature Services, Inc. P.O. Box 55913 Boston, MA 02205-5913	Express mail: John Hancock Signature Services, Inc. Suite 55913 30 Dan Road Canton, MA 02021

ANNUAL REPORT   |   JOHN HANCOCK NATURAL RESOURCES FUND       41

John Hancock family of funds

DOMESTIC EQUITY FUNDS

Blue Chip Growth

Classic Value

Disciplined Value

Disciplined Value Mid Cap

Equity Income

Financial Industries

Fundamental All Cap Core

Fundamental Large Cap Core

Fundamental Large Cap Value

Natural Resources

New Opportunities

Regional Bank

Small Cap Core

Small Cap Growth

Small Cap Value

Strategic Growth

U.S. Global Leaders Growth

U.S. Growth

Value Equity

GLOBAL AND INTERNATIONAL EQUITY FUNDS

Disciplined Value International

Emerging Markets

Emerging Markets Equity

Fundamental Global Franchise

Global Equity

Global Shareholder Yield

Greater China Opportunities

International Growth

International Small Company

International Value Equity

INCOME FUNDS

Bond

California Tax-Free Income

Emerging Markets Debt

Floating Rate Income

Government Income

High Yield

High Yield Municipal Bond

Income

Investment Grade Bond

Money Market

Short Duration Credit Opportunities

Spectrum Income

Strategic Income Opportunities

Tax-Free Bond

ALTERNATIVE AND SPECIALTY FUNDS

Absolute Return Currency

Alternative Asset Allocation

Enduring Assets

Global Absolute Return Strategies

Global Conservative Absolute Return

Global Focused Strategies

Redwood

Seaport Long/Short

Technical Opportunities

A fund's investment objectives, risks, charges, and expenses should be considered carefully before investing. The prospectus contains this and other important information about the fund. To obtain a prospectus, contact your financial professional, call John Hancock Investments at 800-225-5291, or visit our website at jhinvestments.com. Please read the prospectus carefully before investing or sending money.

ASSET ALLOCATION

Balanced

Income Allocation

Multi-Index Lifetime Portfolios

Multi-Index Preservation Portfolios

Multimanager Lifestyle Portfolios

Multimanager Lifetime Portfolios

Retirement Income 2040

EXCHANGE-TRADED FUNDS

John Hancock Multifactor Consumer Discretionary ETF

John Hancock Multifactor Consumer Staples ETF

John Hancock Multifactor Developed International ETF

John Hancock Multifactor Energy ETF

John Hancock Multifactor Financials ETF

John Hancock Multifactor Healthcare ETF

John Hancock Multifactor Industrials ETF

John Hancock Multifactor Large Cap ETF

John Hancock Multifactor Materials ETF

John Hancock Multifactor Mid Cap ETF

John Hancock Multifactor Small Cap ETF

John Hancock Multifactor Technology ETF

John Hancock Multifactor Utilities ETF

ENVIRONMENTAL, SOCIAL, AND GOVERNANCE FUNDS

ESG All Cap Core

ESG Core Bond

ESG International Equity

ESG Large Cap Core

CLOSED-END FUNDS

Financial Opportunities

Hedged Equity & Income

Income Securities Trust

Investors Trust

Preferred Income

Preferred Income II

Preferred Income III

Premium Dividend

Tax-Advantaged Dividend Income

Tax-Advantaged Global Shareholder Yield

John Hancock Multifactor ETF shares are bought and sold at market price (not NAV), and are not individually redeemed from the fund. Brokerage commissions will reduce returns.

John Hancock ETFs are distributed by Foreside Fund Services, LLC, and are subadvised by Dimensional Fund Advisors LP.
Foreside is not affiliated with John Hancock Funds, LLC or Dimensional Fund Advisors LP.

Dimensional Fund Advisors LP receives compensation from John Hancock in connection with licensing rights to the
John Hancock Dimensional indexes. Dimensional Fund Advisors LP does not sponsor, endorse, or sell, and makes no representation as to the advisability of investing in, John Hancock Multifactor ETFs.

John Hancock Investments

A trusted brand

John Hancock Investments is a premier asset manager representing one of
America's most trusted brands, with a heritage of financial stewardship dating back to 1862. Helping our shareholders pursue their financial goals is at the core of everything we do. It's why we support the role of professional financial advice and operate with the highest standards of conduct and integrity.

A better way to invest

We serve investors globally through a unique multimanager approach:
We search the world to find proven portfolio teams with specialized expertise for every strategy we offer, then we apply robust investment oversight to ensure they continue to meet our uncompromising standards and serve the best interests of our shareholders.

Results for investors

Our unique approach to asset management enables us to provide a diverse set of investments backed by some of the world's best managers, along with strong risk-adjusted returns across asset classes.

John Hancock Funds, LLC ■ Member FINRA, SIPC 601 Congress Street ■ Boston, MA 02210-2805 800-225-5291 ■ jhinvestments.com
This report is for the information of the shareholders of John Hancock Natural Resources Fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by a prospectus.
MF601571	354A 8/18 10/18

John Hancock

New Opportunities Fund

Annual report 8/31/18

A message to shareholders

Dear shareholder,

Financial markets around the world have experienced a meaningful rise in volatility this year, particularly when compared with the unusual calm of 2017. The robust economic growth in the United States has been periodically undermined by announcements of new rounds of tariffs and heightened fears of a full-blown trade war with China. In addition to rising inflation and interest rates, the biggest threat today to the nine-year bull market may in fact be policy uncertainty, a theme that will likely only become more pronounced as we head into November's midterm elections.

Short-term uncertainty notwithstanding, the good news is that asset prices of stocks are ultimately driven by fundamentals, and those continue to appear extremely supportive. Unemployment sits close to historic lows, consumer confidence is up and trending higher, and the housing market has continued to strengthen, buoyed in part by rising demand. The question for investors is whether equities in the remaining months of 2018 will take their cues from these positive trends or the policy and political wavering that have characterized much of this year.

Your best resource in unpredictable and volatile markets is your financial advisor, who can help position your portfolio so that it's sufficiently diversified to meet your long-term objectives and to withstand the inevitable turbulence along the way.

On behalf of everyone at John Hancock Investments, I'd like to take this opportunity to welcome new shareholders and to thank existing shareholders for the continued trust you've placed in us.

Sincerely,

Andrew G. Arnott
President and CEO,
John Hancock Investments
Head of Wealth and Asset Management,
United States and Europe

This commentary reflects the CEO's views, which are subject to change at any time. Investing involves risks, including the potential loss of principal. Diversification does not guarantee investment returns and does not eliminate risk of loss. For more up-to-date information, please visit our website at jhinvestments.com.

John Hancock
New Opportunities Fund

2	Your fund at a glance
4	Discussion of fund performance
8	A look at performance
10	Your expenses
12	Fund's investments
15	Financial statements
19	Financial highlights
30	Notes to financial statements
39	Report of independent registered public accounting firm
40	Tax information
41	Continuation of investment advisory and subadvisory agreements
47	Trustees and Officers
51	More information

ANNUAL REPORT   |   JOHN HANCOCK NEW OPPORTUNITIES FUND       1

Your fund at a glance

INVESTMENT OBJECTIVE

The fund seeks long-term capital appreciation.

AVERAGE ANNUAL TOTAL RETURNS AS OF 8/31/18 (%)

Class A shares (without sales charge)[1]
Russell 2000 Index
Morningstar U.S. small blend fund category average
25.66
25.45
21.89
14.06
16.11
13.96
11.43
13.00
11.48
10.53
10.46
9.87
1 year
3 year
5 year
10 year

The Russell 2000 Index is an unmanaged index composed of 2,000 U.S. small capitalization stocks.

It is not possible to invest directly in an index. Index figures do not reflect expenses or sales charges, which would result in lower returns.

Figures from Morningstar, Inc. include reinvested distributions and do not take into account sales charges. Actual load-adjusted performance is lower.

1	Class A shares were first offered on 5-27-15. The returns prior to this date are those of Class NAV shares that have not been adjusted for class-specific expenses; otherwise returns would vary.

The past performance shown here reflects reinvested distributions and the beneficial effect of any expense reductions, and does not guarantee future results. Performance of the other share classes will vary based on the difference in the fees and expenses of those classes. Shares will fluctuate in value and, when redeemed, may be worth more or less than their original cost. Current month-end performance may be lower or higher than the performance cited, and can be found at jhinvestments.com or by calling 800-225-5291. For further information on the fund's objectives, risks, and strategy, see the fund's prospectus.

ANNUAL REPORT   |   JOHN HANCOCK NEW OPPORTUNITIES FUND       2

PERFORMANCE HIGHLIGHTS OVER THE LAST TWELVE MONTHS

Stocks took an upward trajectory for much of the period

Markets achieved record-setting results during the year, despite a brief market correction roughly halfway through the period and recurring bouts of tension over international trade.

The fund outperformed its benchmark

The fund edged ahead of its benchmark, the Russell 2000 Index, due to stock selection and sector allocation.

The fund delivered positive results across a variety of market segments

The consumer discretionary, energy, materials, and utilities sectors were bright spots for the fund.

SECTOR COMPOSITION AS OF 8/31/18 (%)

A note about risks

The stock prices of midsize and small companies can change more frequently and dramatically than those of large companies. The value of a company's equity securities is subject to changes in the company's financial condition and overall market and economic conditions. Because the fund may focus on particular sectors of the economy, its performance may depend on the performance of those sectors, and investments focused in one sector may fluctuate more widely than investments diversified across sectors. Foreign investing, especially in emerging markets, has additional risks, such as currency and market volatility and political and social instability. Derivatives transactions, such as hedging and other strategic transactions, may increase a fund's volatility and could produce disproportionate losses, potentially more than the fund's principal investment. Investing in an exchange-traded fund generally reflects the risks of investing in the underlying securities it is designed to track, which may cause lack of liquidity, more volatility, and increased management fees. Investing in real estate investment trusts subjects the fund to the risks associated with direct ownership of real estate, such as a decline in the value of real estate and general and local economic conditions. The fund may invest in initial public offerings, which are frequently volatile in price. The market values of convertible securities tend to decline as interest rates increase and, conversely, to increase as interest rates decline. Please see the fund's prospectus for additional risks.

ANNUAL REPORT   |   JOHN HANCOCK NEW OPPORTUNITIES FUND       3

Discussion of fund performance

From the investment management teams at Brandywine Global, Dimensional, and GW&K.

Could you describe the market environment during the 12 months ended August 31, 2018?

Despite a volatile market correction that began in January—when stock prices declined by more than 10% from their then-recent peak—markets traced an upward path for much of the period. Decent economic growth, low unemployment, generally strong corporate earnings results, and deregulation on a number of policy fronts all helped buoy stock prices. Lower corporate tax rates, moreover, could represent a significant benefit for small companies in the years ahead—and this aspect of tax reform passed in late 2017 was not lost on investors. For the period overall, small-cap stocks, as measured by the fund's benchmark, the Russell 2000 Index, outperformed large-cap stocks, as measured by the Russell 1000 Index.

What drove the fund's results relative to its benchmark?

On balance, stock selection and sector allocation drove positive results relative to the fund's benchmark. Selection was positive in the consumer discretionary, materials, energy, information technology, and utilities sectors, while selection in healthcare and consumer staples detracted from the fund's results. In addition, underweight positions in the real estate and utilities sectors contributed positively to the fund's relative results. The fund's underweight in the healthcare sector was a net detractor.

Were there any changes in fund strategy during the period?

In the first half of the period, there was an allocation and manager change. Invesco was removed as a subadvisor on the fund. As a result, the fund now consists of three strategies, or sleeves, instead of four. Dimensional Fund Advisors, GW&K Investment Management, and Brandywine Global

ANNUAL REPORT   |   JOHN HANCOCK NEW OPPORTUNITIES FUND       4

"Despite a volatile market correction that began in January... markets traced an upward path for much of the period."
Investment Management now manage separate sleeves of 45%, 35%, and 20% of the fund's assets, respectively.

Otherwise, the strategies and investment processes of the three remaining teams didn't change. Dimensional employs a rules-based, systematic approach that emphasizes smaller, lower-priced (value), and more profitable companies. Brandywine invests in what its managers believe are undervalued stocks that generate significant free cash flow with solid balance sheets. GW&K invests in stocks of companies that have a history of generating consistent long-term earnings growth. Through the combination of these investment strategies, the fund merges value, core, and growth exposures to high-quality companies. This combination allows the fund to seek to limit volatility and downside risk while pursuing superior long-term risk-adjusted returns.

Within individual sleeves, which factors, sectors, or stocks were the primary contributors to or detractors from relative performance?

The largest sleeve, managed by Dimensional, underperformed the fund's overall benchmark and outperformed the Russell 2000 Value Index, which more closely approximates the investment style of the sleeve. The sleeve includes a subset of mid-cap stocks, which detracted from relative returns.

TOP 10 HOLDINGS AS OF 8/31/18 (%)

Burlington Stores, Inc.	1.3
Globus Medical, Inc., Class A	1.1
Grand Canyon Education, Inc.	1.1
Frank's International NV	0.9
EPAM Systems, Inc.	0.9
Fox Factory Holding Corp.	0.9
HubSpot, Inc.	0.9
Five Below, Inc.	0.8
Exponent, Inc.	0.8
ICU Medical, Inc.	0.8
TOTAL	9.5
As a percentage of net assets.
Cash and cash equivalents are not included.

ANNUAL REPORT   |   JOHN HANCOCK NEW OPPORTUNITIES FUND       5

In addition, the value-oriented characteristics of the sleeve were a secondary detractor relative to the Russell 2000 Index, but not relative to the Russell 2000 Value Index. The primary contributors to performance were the sleeve's general exclusions of real estate investment trusts (REITs) and utilities. Resulting from the emphasis on lower-priced (value) and more profitable companies, an underweight position in the healthcare sector and an overweight position in the financials sector detracted from returns.

In the Brandywine sleeve, stock selection in a variety of sectors was particularly robust, including in financials, consumer discretionary, energy, materials, and industrials. The stock of Greenhill & Company, Inc., a New York-based investment bank, was a particularly strong performer. This company, like many companies in the financials sector, benefited from rising interest rates during the period, and from a broader move toward banking deregulation initiated by federal lawmakers. In consumer discretionary, out-of-benchmark exposures to Wayfair, Inc. and Stitch Fix, Inc. also were strong contributors. Online furniture seller Wayfair beat revenue estimates—as it has done in most quarters since it went public in 2014—and shares rallied, particularly in the wake of positive earnings results for the first calendar quarter of 2018. The stock of Stitch Fix, an online apparel-matching service, also rose after reporting positive first-quarter earnings and following upbeat analyst estimates for the company's growth potential.

In the GW&K sleeve, stock selection was strongest in the consumer discretionary and materials sectors. Burlington Stores, Inc., a discount retailer, has had some success improving profit margins—particularly through progress in its inventory management and management of its average store size. Margin expansion led to better-than-expected earnings results during the period. In the materials sector, one of the top contributors was the stock of Balchem Corp. This company, which produces nutrition supplements and chemicals for industrial applications, saw rising sales and revenues in several of its business segments. These results contributed to the stock's steady rise between March and August.

Turning to healthcare in the GW&K sleeve, while results of sector allocation were not uniformly negative, exposures to a variety of companies delivered disappointing performance. One example is

ANNUAL REPORT   |   JOHN HANCOCK NEW OPPORTUNITIES FUND       6

the stock of DBV Technologies SA, a global clinical-stage biopharmaceutical company that focuses on treatments for food allergies. The stock suffered for much of the period, largely as a result of analysts' belief that the company's path to profitability was unclear and likely to prove disappointingly slow.

How was the fund positioned at the end of the period?

As of period end, the fund's three largest overweights were in the industrials, energy, and financials sectors; its largest underweights were in the healthcare, real estate, and utilities sectors.

MANAGED BY

New Opportunities Fund is managed by a team of seven portfolio managers across three different asset managers.

The views expressed in this report are exclusively those of the investment management teams at Brandywine Global, Dimensional, and GW&K, and are subject to change. They are not meant as investment advice. Please note that the holdings discussed in this report may not have been held by the fund for the entire period. Portfolio composition is subject to review in accordance with the fund's investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk.
ANNUAL REPORT   |   JOHN HANCOCK NEW OPPORTUNITIES FUND       7

A look at performance

TOTAL RETURNS FOR THE PERIOD ENDED  AUGUST 31, 2018

Average annual total returns (%) with maximum sales charge				Cumulative total returns (%) with maximum sales charge
	1-year	5-year	10-year	5-year	10-year
Class A1	19.36	10.29	9.96	63.18	158.41
Class C1	23.76	10.92	10.27	67.89	165.85
Class I1,2	26.06	11.66	10.64	73.54	174.79
Class R1[1,2]	25.23	11.31	10.46	70.85	170.54
Class R2[1,2]	25.78	11.51	10.57	72.42	173.02
Class R3[1,2]	25.50	11.35	10.48	71.16	171.02
Class R4[1,2]	25.92	11.60	10.61	73.13	174.14
Class R5[1,2]	26.17	11.73	10.67	74.08	175.66
Class R6[1,2]	26.16	11.71	10.67	73.98	175.49
Class 1[2]	26.10	11.67	10.62	73.67	174.36
Class NAV[2]	26.17	11.73	10.67	74.08	175.66
Index†	25.45	13.00	10.46	84.28	170.51

Performance figures assume all distributions are reinvested. Figures reflect maximum sales charges on Class A shares of 5% and the applicable contingent deferred sales charge (CDSC) on Class C shares. Class C shares held for less than one year are subject to a 1% CDSC. Sales charges are not applicable to Class I, Class R1, Class R2, Class R3, Class R4, Class R5, Class R6, Class 1, and Class NAV shares.

The expense ratios of the fund, both net (including any fee waivers and/or expense limitations) and gross (excluding any fee waivers and/or expense limitations), are set forth according to the most recent publicly available prospectuses for the fund and may differ from those disclosed in the Financial highlights tables in this report. Net expenses reflect contractual expense limitations in effect until December 31, 2018 and are subject to change. Had the contractual fee waivers and expense limitations not been in place, gross expenses would apply. The expense ratios are as follows:

	Class A	Class C	Class I	Class R1	Class R2	Class R3	Class R4	Class R5	Class R6	Class 1	Class NAV
Gross (%)	1.43	2.13	1.12	1.78	1.52	1.67	1.38	1.08	1.03	1.06	1.01
Net (%)	1.22	1.92	0.91	1.57	1.31	1.46	1.07	0.87	0.82	0.85	0.80

Please refer to the most recent prospectus and annual or semiannual report for more information on expenses and any expense limitation arrangements for each class.

The returns reflect past results and should not be considered indicative of future performance. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility and other factors, the fund's current performance may be higher or lower than the performance shown. For current to the most recent month-end performance data, please call 800-225-5291 or visit the fund's website at jhinvestments.com.

The performance table above and the chart on the next page do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The fund's performance results reflect any applicable fee waivers or expense reductions, without which the expenses would increase and results would have been less favorable.

†	Index is the Russell 2000 Index.

See the following page for footnotes.

ANNUAL REPORT   |   JOHN HANCOCK NEW OPPORTUNITIES FUND       8

This chart and table show what happened to a hypothetical $10,000 investment in John Hancock New Opportunities Fund for the share classes and periods indicated, assuming all distributions were reinvested. For comparison, we've shown the same investment in the Russell 2000 Index.

	Start date	With maximum sales charge ($)	Without sales charge ($)	Index ($)
Class C1,3	8-31-08	26,585	26,585	27,051
Class I1,2	8-31-08	27,479	27,479	27,051
Class R1[1,2]	8-31-08	27,054	27,054	27,051
Class R2[1,2]	8-31-08	27,302	27,302	27,051
Class R3[1,2]	8-31-08	27,102	27,102	27,051
Class R4[1,2]	8-31-08	27,414	27,414	27,051
Class R5[1,2]	8-31-08	27,566	27,566	27,051
Class R6[1,2]	8-31-08	27,549	27,549	27,051
Class 1[2]	8-31-08	27,436	27,436	27,051
Class NAV[2]	8-31-08	27,566	27,566	27,051

The Russell 2000 Index is an unmanaged index composed of 2,000 U.S. small capitalization stocks.

It is not possible to invest directly in an index. Index figures do not reflect expenses or sales charges, which would result in lower returns.

Footnotes related to performance pages

1	Class A, Class C, Class I, Class R1, Class R2, Class R3, Class R4, Class R5, and Class R6 shares were first offered on 5-27-15. The returns prior to this date are those of Class NAV shares that have not been adjusted for class-specific expenses; otherwise, returns would vary.
2	For certain type of investors as described in the fund's prospectuses.
3	The contingent deferred sales charge is not applicable.
ANNUAL REPORT   |   JOHN HANCOCK NEW OPPORTUNITIES FUND       9

Your expenses
These examples are intended to help you understand your ongoing operating expenses of investing in the fund so you can compare these costs with the ongoing costs of investing in other mutual funds.
Understanding fund expenses
As a shareholder of the fund, you incur two types of costs:
■Transaction costs, which include sales charges (loads) on purchases or redemptions (varies by share class), minimum account fee charge, etc.
■Ongoing operating expenses, including management fees, distribution and service fees (if applicable), and other fund expenses.
We are presenting only your ongoing operating expenses here.
Actual expenses/actual returns
The first line of each share class in the table on the following page is intended to provide information about the fund’s actual ongoing operating expenses, and is based on the fund’s actual return. It assumes an account value of $1,000.00 on March 1, 2018, with the same investment held until August 31, 2018.
Together with the value of your account, you may use this information to estimate the operating expenses that you paid over the period. Simply divide your account value at August 31, 2018, by $1,000.00, then multiply it by the “expenses paid” for your share class from the table. For example, for an account value of $8,600.00, the operating expenses should be calculated as follows:
Hypothetical example for comparison purposes
The second line of each share class in the table on the following page allows you to compare the fund’s ongoing operating expenses with those of any other fund. It provides an example of the fund’s hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed 5% annualized return before expenses (which is not the fund’s actual return). It assumes an account value of $1,000.00 on March 1, 2018, with the same investment held until August 31, 2018. Look in any other fund shareholder report to find its hypothetical example and you will be able to compare these expenses. Please remember that these hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.
Remember, these examples do not include any transaction costs, therefore, these examples will not help you to determine the relative total costs of owning different funds. If transaction costs were included, your expenses would have been higher. See the prospectuses for details regarding transaction costs.
10	JOHN HANCOCK NEW OPPORTUNITIES FUND | ANNUAL REPORT

SHAREHOLDER EXPENSE EXAMPLE CHART

		Account value on 3-1-2018	Ending value on 8-31-2018	Expenses paid during period ended 8-31-2018[1]	Annualized expense ratio
Class A	Actual expenses/actual returns	$1,000.00	$1,135.20	$ 6.46	1.20%
	Hypothetical example	1,000.00	1,019.20	6.11	1.20%
Class C	Actual expenses/actual returns	1,000.00	1,130.90	10.20	1.90%
	Hypothetical example	1,000.00	1,015.60	9.65	1.90%
Class I	Actual expenses/actual returns	1,000.00	1,136.80	4.85	0.90%
	Hypothetical example	1,000.00	1,020.70	4.58	0.90%
Class R1	Actual expenses/actual returns	1,000.00	1,132.60	8.44	1.57%
	Hypothetical example	1,000.00	1,017.30	7.98	1.57%
Class R2	Actual expenses/actual returns	1,000.00	1,135.50	6.14	1.14%
	Hypothetical example	1,000.00	1,019.50	5.80	1.14%
Class R3	Actual expenses/actual returns	1,000.00	1,134.30	7.15	1.33%
	Hypothetical example	1,000.00	1,018.50	6.77	1.33%
Class R4	Actual expenses/actual returns	1,000.00	1,135.70	5.22	0.97%
	Hypothetical example	1,000.00	1,020.30	4.94	0.97%
Class R5	Actual expenses/actual returns	1,000.00	1,137.00	4.31	0.80%
	Hypothetical example	1,000.00	1,021.20	4.08	0.80%
Class R6	Actual expenses/actual returns	1,000.00	1,137.20	4.31	0.80%
	Hypothetical example	1,000.00	1,021.20	4.08	0.80%
Class 1	Actual expenses/actual returns	1,000.00	1,137.00	4.52	0.84%
	Hypothetical example	1,000.00	1,021.00	4.28	0.84%
Class NAV	Actual expenses/actual returns	1,000.00	1,137.20	4.26	0.79%
	Hypothetical example	1,000.00	1,021.20	4.02	0.79%

[1]	Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).
ANNUAL REPORT | JOHN HANCOCK NEW OPPORTUNITIES FUND	11

Fund’s investments
Summary of fund’s investments as of 8-31-18
(showing percentage of total net assets)
This section shows the fund’s 50 largest portfolio holdings in unaffiliated issuers and any holdings exceeding 1% of the fund’s total net assets as of the report date. The remaining securities held by the fund are grouped as “Other Securities” in each category. You can request a complete schedule of portfolio holdings as of the report date, free of charge, by calling 1-800-225-5291. This complete schedule, filed on the fund’s Form N-CSR, is also available on the SEC’s website at http://www.sec.gov.
	Shares	Value	% of Net Assets
Common stocks 98.9%		$612,585,084
(Cost $472,277,574)
Consumer discretionary 14.1%		87,323,978	14.1%
Burlington Stores, Inc. (A)	45,778	7,698,919	1.3%
Dave & Buster's Entertainment, Inc. (A)	55,845	3,248,504	0.5%
Five Below, Inc. (A)	42,880	4,994,234	0.8%
Fox Factory Holding Corp. (A)	81,521	5,384,462	0.9%
Grand Canyon Education, Inc. (A)	55,632	6,627,996	1.1%
Papa John's International, Inc. (B)	65,400	3,016,248	0.5%
OTHER SECURITIES		56,353,615	9.0%
Consumer staples 2.2%		13,740,620	2.2%
Energy 8.5%		52,581,547	8.5%
Dril-Quip, Inc. (A)(B)	73,384	3,863,668	0.6%
Frank's International NV (A)(B)	644,628	5,692,065	0.9%
Helmerich & Payne, Inc.	50,519	3,312,531	0.5%
Matador Resources Company (A)	109,959	3,600,058	0.6%
Oceaneering International, Inc. (A)	124,818	3,528,605	0.6%
OTHER SECURITIES		32,584,620	5.3%
Financials 20.1%		124,342,726	20.1%
Ameris Bancorp	69,160	3,433,794	0.6%
Pinnacle Financial Partners, Inc.	58,806	3,795,927	0.6%
Popular, Inc.	92,802	4,671,653	0.8%
SLM Corp. (A)	312,980	3,668,126	0.6%
TCF Financial Corp.	141,658	3,591,030	0.6%
OTHER SECURITIES		105,182,196	16.9%
Health care 12.0%		74,361,734	12.0%
Cardiovascular Systems, Inc. (A)	103,518	3,988,549	0.7%
Catalent, Inc. (A)	91,958	3,843,844	0.6%
Globus Medical, Inc., Class A (A)	126,724	6,750,587	1.1%
ICU Medical, Inc. (A)	15,801	4,835,106	0.8%
Medidata Solutions, Inc. (A)	50,858	4,321,913	0.7%
Neurocrine Biosciences, Inc. (A)	31,591	3,884,113	0.6%
Syneos Health, Inc. (A)	61,042	3,042,944	0.5%
OTHER SECURITIES		43,694,678	7.0%
Industrials 21.2%		131,150,529	21.2%
Allegiant Travel Company	29,100	3,964,875	0.6%
12	JOHN HANCOCK NEW OPPORTUNITIES FUND | ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Shares	Value	% of Net Assets
Industrials (continued)
American Woodmark Corp. (A)	42,907	$3,644,950	0.6%
Dycom Industries, Inc. (A)	36,824	3,089,902	0.5%
Exponent, Inc.	94,306	4,936,919	0.8%
HEICO Corp.	40,738	3,694,121	0.6%
John Bean Technologies Corp.	27,658	3,271,941	0.5%
Powell Industries, Inc.	75,151	2,942,162	0.5%
Ritchie Brothers Auctioneers, Inc.	97,743	3,724,986	0.6%
SiteOne Landscape Supply, Inc. (A)	50,742	4,585,555	0.8%
Spartan Motors, Inc.	205,858	2,974,648	0.5%
Titan Machinery, Inc. (A)	245,052	4,425,639	0.7%
OTHER SECURITIES		89,894,831	14.5%
Information technology 14.5%		90,105,047	14.5%
Blackbaud, Inc.	32,697	3,419,125	0.6%
Bottomline Technologies, Inc. (A)	50,819	3,352,529	0.5%
EPAM Systems, Inc. (A)	38,384	5,486,225	0.9%
HubSpot, Inc. (A)	36,943	5,308,709	0.9%
MicroStrategy, Inc., Class A (A)	28,218	4,204,482	0.7%
MTS Systems Corp. (B)	56,751	3,070,229	0.5%
Power Integrations, Inc.	42,253	3,099,258	0.5%
Rapid7, Inc. (A)	98,750	3,767,313	0.6%
Rogers Corp. (A)(B)	33,503	4,625,759	0.8%
Silicon Laboratories, Inc. (A)	38,714	3,793,972	0.6%
Zebra Technologies Corp., Class A (A)	20,463	3,514,316	0.6%
OTHER SECURITIES		46,463,130	7.3%
Materials 4.5%		28,147,394	4.5%
Balchem Corp.	40,578	4,499,694	0.7%
PolyOne Corp.	81,850	3,458,981	0.6%
OTHER SECURITIES		20,188,719	3.2%
Real estate 1.4%		8,711,912	1.4%
STAG Industrial, Inc.	103,759	2,995,522	0.5%
OTHER SECURITIES		5,716,390	0.9%
Telecommunication services 0.3%		1,627,371	0.3%
Utilities 0.1%		492,226	0.1%

	Yield (%)	Shares	Value	% of Net Assets
Securities lending collateral 10.1%			$62,481,534
(Cost $62,470,028)
John Hancock Collateral Trust (C)	2.0611(D)	6,244,344	62,481,534	10.1%
SEE NOTES TO FINANCIAL STATEMENTS	ANNUAL REPORT | JOHN HANCOCK NEW OPPORTUNITIES FUND	13

	Yield (%)	Shares	Value	% of Net Assets
Short-term investments 1.7%			$10,833,371
(Cost $10,833,371)
Money market funds 1.7%			10,833,371	1.7%
State Street Institutional Treasury Money Market Fund, Premier Class	1.8675(D)	7,550,438	7,550,438	1.2%
State Street Institutional U.S. Government Money Market Fund, Premier Class	1.8679(D)	3,282,933	3,282,933	0.5%
Total investments (Cost $545,580,973) 110.7%			$685,899,989	110.7%
Other assets and liabilities, net (10.7%)			(66,055,221)	(10.7)%
Total net assets 100.0%			$619,844,768	100.0%

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
Security Abbreviations and Legend
(A)	Non-income producing security.
(B)	All or a portion of this security is on loan as of 8-31-18.
(C)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.
(D)	The rate shown is the annualized seven-day yield as of 8-31-18.
At 8-31-18, the aggregate cost of investments for federal income tax purposes was $546,983,732. Net unrealized appreciation aggregated to $138,916,257, of which $162,588,271 related to gross unrealized appreciation and $23,672,014 related to gross unrealized depreciation.
14	JOHN HANCOCK NEW OPPORTUNITIES FUND | ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

Financial statements
STATEMENT OF ASSETS AND LIABILITIES 8-31-18

Assets
Unaffiliated investments, at value (Cost $483,110,945) including $60,690,957 of securities loaned	$623,418,455
Affiliated investments, at value (Cost $62,470,028)	62,481,534
Total investments, at value (Cost $545,580,973)	685,899,989
Cash	59,485
Dividends and interest receivable	311,277
Receivable for fund shares sold	112,430
Receivable for investments sold	197,617
Receivable for securities lending income	31,628
Other assets	87,034
Total assets	686,699,460
Liabilities
Payable for investments purchased	3,619,507
Payable for fund shares repurchased	484,801
Payable upon return of securities loaned	62,482,450
Payable to affiliates
Investment management fees	3,081
Accounting and legal services fees	29,768
Transfer agent fees	34,363
Distribution and service fees	90
Trustees' fees	329
Other liabilities and accrued expenses	200,303
Total liabilities	66,854,692
Net assets	$619,844,768
Net assets consist of
Paid-in capital	$419,330,302
Undistributed net investment income	336,320
Accumulated net realized gain (loss) on investments and foreign currency transactions	59,859,130
Net unrealized appreciation (depreciation) on investments	140,319,016
Net assets	$619,844,768

SEE NOTES TO FINANCIAL STATEMENTS	ANNUAL REPORT | JOHN HANCOCK NEW OPPORTUNITIES FUND	15

STATEMENT OF ASSETS AND LIABILITIES  (continued)

Net asset value per share
Based on net asset value and shares outstanding - the fund has an unlimited number of shares authorized with no par value
Class A ($351,666,638 ÷ 10,993,664 shares) [1]	$31.99
Class C ($9,252,211 ÷ 295,849 shares) [1]	$31.27
Class I ($14,858,440 ÷ 463,358 shares)	$32.07
Class R1 ($420,084 ÷ 13,184 shares)	$31.86
Class R2 ($62,992 ÷ 1,967 shares)	$32.02
Class R3 ($82,264 ÷ 2,577 shares)	$31.92
Class R4 ($55,676 ÷ 1,737 shares)	$32.05
Class R5 ($53,154 ÷ 1,655 shares)	$32.11 [2]
Class R6 ($1,823,857 ÷ 56,867 shares)	$32.07
Class 1 ($59,390,730 ÷ 1,839,398 shares)	$32.29
Class NAV ($182,178,722 ÷ 5,678,494 shares)	$32.08
Maximum offering price per share
Class A (net asset value per share ÷ 95%)[3]	$33.67

[1]	Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.
[2]	Net asset value, offering price and redemption price per share of $32.11 is calculated using Net assets of $53,153.77 and Shares outstanding of 1,655.126.
[3]	On single retail sales of less than $50,000. On sales of $50,000 or more and on group sales the offering price is reduced.
16	JOHN HANCOCK NEW OPPORTUNITIES FUND | ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

STATEMENT OF OPERATIONS For the year ended  8-31-18

Investment income
Dividends	$6,320,590
Securities lending	769,064
Interest	97,527
Less foreign taxes withheld	(20,201)
Total investment income	7,166,980
Expenses
Investment management fees	5,282,164
Distribution and service fees	1,178,156
Accounting and legal services fees	86,308
Transfer agent fees	381,787
Trustees' fees	8,141
Custodian fees	123,803
State registration fees	121,535
Printing and postage	66,133
Professional fees	101,488
Other	32,845
Total expenses	7,382,360
Less expense reductions	(1,181,111)
Net expenses	6,201,249
Net investment income	965,731
Realized and unrealized gain (loss)
Net realized gain (loss) on
Unaffiliated investments and foreign currency transactions	68,934,668
Affiliated investments	(6,047)
68,928,621
Change in net unrealized appreciation (depreciation) of
Unaffiliated investments	63,803,745
Affiliated investments	12,449
63,816,194
Net realized and unrealized gain	132,744,815
Increase in net assets from operations	$133,710,546

SEE NOTES TO FINANCIAL STATEMENTS	ANNUAL REPORT | JOHN HANCOCK NEW OPPORTUNITIES FUND	17

STATEMENTS OF CHANGES IN NET ASSETS

	Year ended 8-31-18	Year ended 8-31-17
Increase (decrease) in net assets
From operations
Net investment income	$965,731	$967,419
Net realized gain	68,928,621	33,947,168
Change in net unrealized appreciation (depreciation)	63,816,194	28,272,712
Increase in net assets resulting from operations	133,710,546	63,187,299
Distributions to shareholders
From net investment income
Class A	(356,495)	(223,052)
Class I	(45,452)	(33,230)
Class R1	(94)	—
Class R2	(121)	(324)
Class R3	(7)	—
Class R4	(1,140)	(270)
Class R5	(224)	(383)
Class R6	(7,353)	(7,129)
Class 1	(245,768)	(223,990)
Class NAV	(798,431)	(526,716)
From net realized gain
Class A	(21,367,657)	(841,408)
Class C	(1,443,751)	(59,886)
Class I	(823,096)	(28,021)
Class R1	(28,543)	(266)
Class R2	(4,352)	(454)
Class R3	(4,340)	(289)
Class R4	(23,545)	(268)
Class R5	(3,339)	(263)
Class R6	(109,408)	(4,906)
Class 1	(3,922,799)	(164,206)
Class NAV	(11,597,205)	(348,210)
Total distributions	(40,783,120)	(2,463,271)
From fund share transactions	(8,748,245)	(57,109,072)
Total increase	84,179,181	3,614,956
Net assets
Beginning of year	535,665,587	532,050,631
End of year	$619,844,768	$535,665,587
Undistributed net investment income	$336,320	$524,237
18	JOHN HANCOCK NEW OPPORTUNITIES FUND | ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

Financial highlights
CLASS A SHARES Period ended	8-31-18	8-31-17	8-31-16	8-31-15 [1]
Per share operating performance
Net asset value, beginning of period	$27.28	$24.38	$25.43	$27.07
Net investment income (loss)[2]	0.01	0.01	0.01	(0.01)
Net realized and unrealized gain (loss) on investments	6.75	2.98	1.15	(1.63)
Total from investment operations	6.76	2.99	1.16	(1.64)
Less distributions
From net investment income	(0.03)	(0.02)	—	—
From net realized gain	(2.02)	(0.07)	(2.21)	—
Total distributions	(2.05)	(0.09)	(2.21)	—
Net asset value, end of period	$31.99	$27.28	$24.38	$25.43
Total return (%)[3,4]	25.66	12.27	5.17	(6.06) [5]
Ratios and supplemental data
Net assets, end of period (in millions)	$352	$297	$299	$— [6]
Ratios (as a percentage of average net assets):
Expenses before reductions	1.40	1.42	1.54	1.62 [7]
Expenses including reductions	1.20	1.21	1.22	1.44 [7]
Net investment income (loss)	0.02	0.05	0.06	(0.12) [7]
Portfolio turnover (%)	52	41	49 [8]	78 [9]

[1]	The inception date for Class A shares is 5-27-15.
[2]	Based on average daily shares outstanding.
[3]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[4]	Does not reflect the effect of sales charges, if any.
[5]	Not annualized.
[6]	Less than $500,000.
[7]	Annualized.
[8]	Excludes merger activity.
[9]	Portfolio turnover is shown for the period from 9-1-14 to 8-31-15.
SEE NOTES TO FINANCIAL STATEMENTS	ANNUAL REPORT | JOHN HANCOCK NEW OPPORTUNITIES FUND	19

CLASS C SHARES Period ended	8-31-18	8-31-17	8-31-16	8-31-15 [1]
Per share operating performance
Net asset value, beginning of period	$26.86	$24.15	$25.39	$27.07
Net investment loss[2]	(0.19)	(0.17)	(0.15)	(0.06)
Net realized and unrealized gain (loss) on investments	6.62	2.95	1.12	(1.62)
Total from investment operations	6.43	2.78	0.97	(1.68)
Less distributions
From net realized gain	(2.02)	(0.07)	(2.21)	—
Net asset value, end of period	$31.27	$26.86	$24.15	$25.39
Total return (%)[3,4]	24.76	11.52	4.38	(6.21) [5]
Ratios and supplemental data
Net assets, end of period (in millions)	$9	$20	$21	$— [6]
Ratios (as a percentage of average net assets):
Expenses before reductions	2.10	2.12	2.24	2.31 [7]
Expenses including reductions	1.90	1.91	1.93	2.14 [7]
Net investment loss	(0.68)	(0.65)	(0.64)	(0.83) [7]
Portfolio turnover (%)	52	41	49 [8]	78 [9]

[1]	The inception date for Class C shares is 5-27-15.
[2]	Based on average daily shares outstanding.
[3]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[4]	Does not reflect the effect of sales charges, if any.
[5]	Not annualized.
[6]	Less than $500,000.
[7]	Annualized.
[8]	Excludes merger activity.
[9]	Portfolio turnover is shown for the period from 9-1-14 to 8-31-15.
20	JOHN HANCOCK NEW OPPORTUNITIES FUND | ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

CLASS I SHARES Period ended	8-31-18	8-31-17	8-31-16	8-31-15 [1]
Per share operating performance
Net asset value, beginning of period	$27.33	$24.41	$25.45	$27.07
Net investment income[2]	0.09	0.10	0.09	0.01
Net realized and unrealized gain (loss) on investments	6.78	2.98	1.15	(1.63)
Total from investment operations	6.87	3.08	1.24	(1.62)
Less distributions
From net investment income	(0.11)	(0.09)	(0.07)	—
From net realized gain	(2.02)	(0.07)	(2.21)	—
Total distributions	(2.13)	(0.16)	(2.28)	—
Net asset value, end of period	$32.07	$27.33	$24.41	$25.45
Total return (%)[3]	26.06	12.61	5.50	(5.98) [4]
Ratios and supplemental data
Net assets, end of period (in millions)	$15	$11	$9	$— [5]
Ratios (as a percentage of average net assets):
Expenses before reductions	1.11	1.11	1.23	1.30 [6]
Expenses including reductions	0.90	0.90	0.92	1.13 [6]
Net investment income	0.32	0.38	0.37	0.18 [6]
Portfolio turnover (%)	52	41	49 [7]	78 [8]

[1]	The inception date for Class I shares is 5-27-15.
[2]	Based on average daily shares outstanding.
[3]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[4]	Not annualized.
[5]	Less than $500,000.
[6]	Annualized.
[7]	Excludes merger activity.
[8]	Portfolio turnover is shown for the period from 9-1-14 to 8-31-15.
SEE NOTES TO FINANCIAL STATEMENTS	ANNUAL REPORT | JOHN HANCOCK NEW OPPORTUNITIES FUND	21

CLASS R1 SHARES Period ended	8-31-18	8-31-17	8-31-16	8-31-15 [1]
Per share operating performance
Net asset value, beginning of period	$27.24	$24.35	$25.42	$27.07
Net investment loss[2]	(0.09)	(0.01)	(0.02)	(0.02)
Net realized and unrealized gain (loss) on investments	6.74	2.97	1.16	(1.63)
Total from investment operations	6.65	2.96	1.14	(1.65)
Less distributions
From net investment income	(0.01)	—	—	—
From net realized gain	(2.02)	(0.07)	(2.21)	—
Total distributions	(2.03)	(0.07)	(2.21)	—
Net asset value, end of period	$31.86	$27.24	$24.35	$25.42
Total return (%)[3]	25.23	12.16	5.09	(6.10) [4]
Ratios and supplemental data
Net assets, end of period (in millions)	$— [5]	$— [5]	$— [5]	$— [5]
Ratios (as a percentage of average net assets):
Expenses before reductions	1.72	1.52	1.64	1.71 [6]
Expenses including reductions	1.52	1.31	1.42	1.63 [6]
Net investment loss	(0.29)	(0.04)	(0.07)	(0.32) [6]
Portfolio turnover (%)	52	41	49 [7]	78 [8]

[1]	The inception date for Class R1 shares is 5-27-15.
[2]	Based on average daily shares outstanding.
[3]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[4]	Not annualized.
[5]	Less than $500,000.
[6]	Annualized.
[7]	Excludes merger activity.
[8]	Portfolio turnover is shown for the period from 9-1-14 to 8-31-15.
22	JOHN HANCOCK NEW OPPORTUNITIES FUND | ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

CLASS R2 SHARES Period ended	8-31-18	8-31-17	8-31-16	8-31-15 [1]
Per share operating performance
Net asset value, beginning of period	$27.30	$24.41	$25.44	$27.07
Net investment income (loss)[2]	0.04	0.03	0.04	(0.01)
Net realized and unrealized gain (loss) on investments	6.76	2.98	1.16	(1.62)
Total from investment operations	6.80	3.01	1.20	(1.63)
Less distributions
From net investment income	(0.06)	(0.05)	(0.02)	—
From net realized gain	(2.02)	(0.07)	(2.21)	—
Total distributions	(2.08)	(0.12)	(2.23)	—
Net asset value, end of period	$32.02	$27.30	$24.41	$25.44
Total return (%)[3]	25.78	12.34	5.34	(6.02) [4]
Ratios and supplemental data
Net assets, end of period (in millions)	$— [5]	$— [5]	$— [5]	$— [5]
Ratios (as a percentage of average net assets):
Expenses before reductions	1.29	1.33	1.39	1.46 [6]
Expenses including reductions	1.09	1.12	1.17	1.38 [6]
Net investment income (loss)	0.14	0.13	0.17	(0.07) [6]
Portfolio turnover (%)	52	41	49 [7]	78 [8]

[1]	The inception date for Class R2 shares is 5-27-15.
[2]	Based on average daily shares outstanding.
[3]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[4]	Not annualized.
[5]	Less than $500,000.
[6]	Annualized.
[7]	Excludes merger activity.
[8]	Portfolio turnover is shown for the period from 9-1-14 to 8-31-15.
SEE NOTES TO FINANCIAL STATEMENTS	ANNUAL REPORT | JOHN HANCOCK NEW OPPORTUNITIES FUND	23

CLASS R3 SHARES Period ended	8-31-18	8-31-17	8-31-16	8-31-15 [1]
Per share operating performance
Net asset value, beginning of period	$27.23	$24.35	$25.42	$27.07
Net investment loss[2]	(0.03)	(0.01)	(0.02)	(0.02)
Net realized and unrealized gain (loss) on investments	6.74	2.96	1.16	(1.63)
Total from investment operations	6.71	2.95	1.14	(1.65)
Less distributions
From net investment income	— [3]	—	—	—
From net realized gain	(2.02)	(0.07)	(2.21)	—
Total distributions	(2.02)	(0.07)	(2.21)	—
Net asset value, end of period	$31.92	$27.23	$24.35	$25.42
Total return (%)[4]	25.50	12.12	5.09	(6.10) [5]
Ratios and supplemental data
Net assets, end of period (in millions)	$— [6]	$— [6]	$— [6]	$— [6]
Ratios (as a percentage of average net assets):
Expenses before reductions	1.53	1.53	1.64	1.71 [7]
Expenses including reductions	1.33	1.32	1.42	1.63 [7]
Net investment loss	(0.10)	(0.06)	(0.07)	(0.32) [7]
Portfolio turnover (%)	52	41	49 [8]	78 [9]

[1]	The inception date for Class R3 shares is 5-27-15.
[2]	Based on average daily shares outstanding.
[3]	Less than $0.005 per share.
[4]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[5]	Not annualized.
[6]	Less than $500,000.
[7]	Annualized.
[8]	Excludes merger activity.
[9]	Portfolio turnover is shown for the period from 9-1-14 to 8-31-15.
24	JOHN HANCOCK NEW OPPORTUNITIES FUND | ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

CLASS R4 SHARES Period ended	8-31-18	8-31-17	8-31-16	8-31-15 [1]
Per share operating performance
Net asset value, beginning of period	$27.34	$24.41	$25.44	$27.07
Net investment income[2]	0.08	0.12	0.07	— [3]
Net realized and unrealized gain (loss) on investments	6.75	2.95	1.16	(1.63)
Total from investment operations	6.83	3.07	1.23	(1.63)
Less distributions
From net investment income	(0.10)	(0.07)	(0.05)	—
From net realized gain	(2.02)	(0.07)	(2.21)	—
Total distributions	(2.12)	(0.14)	(2.26)	—
Net asset value, end of period	$32.05	$27.34	$24.41	$25.44
Total return (%)[4]	25.92	12.55	5.46	(6.02) [5]
Ratios and supplemental data
Net assets, end of period (in millions)	$— [6]	$1	$— [6]	$— [6]
Ratios (as a percentage of average net assets):
Expenses before reductions	1.35	1.27	1.39	1.46 [7]
Expenses including reductions	0.96	0.95	1.07	1.28 [7]
Net investment income	0.27	0.46	0.28	0.03 [7]
Portfolio turnover (%)	52	41	49 [8]	78 [9]

[1]	The inception date for Class R4 shares is 5-27-15.
[2]	Based on average daily shares outstanding.
[3]	Less than $0.005 per share.
[4]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[5]	Not annualized.
[6]	Less than $500,000.
[7]	Annualized.
[8]	Excludes merger activity.
[9]	Portfolio turnover is shown for the period from 9-1-14 to 8-31-15.
SEE NOTES TO FINANCIAL STATEMENTS	ANNUAL REPORT | JOHN HANCOCK NEW OPPORTUNITIES FUND	25

CLASS R5 SHARES Period ended	8-31-18	8-31-17	8-31-16	8-31-15 [1]
Per share operating performance
Net asset value, beginning of period	$27.37	$24.43	$25.46	$27.07
Net investment income[2]	0.14	0.12	0.10	0.02
Net realized and unrealized gain (loss) on investments	6.76	2.99	1.16	(1.63)
Total from investment operations	6.90	3.11	1.26	(1.61)
Less distributions
From net investment income	(0.14)	(0.10)	(0.08)	—
From net realized gain	(2.02)	(0.07)	(2.21)	—
Total distributions	(2.16)	(0.17)	(2.29)	—
Net asset value, end of period	$32.11	$27.37	$24.43	$25.46
Total return (%)[3]	26.17	12.72	5.59	(5.95) [4]
Ratios and supplemental data
Net assets, end of period (in millions)	$— [5]	$— [5]	$— [5]	$— [5]
Ratios (as a percentage of average net assets):
Expenses before reductions	1.00	1.02	1.14	1.21 [6]
Expenses including reductions	0.80	0.81	0.92	1.09 [6]
Net investment income	0.46	0.46	0.43	0.22 [6]
Portfolio turnover (%)	52	41	49 [7]	78 [8]

[1]	The inception date for Class R5 shares is 5-27-15.
[2]	Based on average daily shares outstanding.
[3]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[4]	Not annualized.
[5]	Less than $500,000.
[6]	Annualized.
[7]	Excludes merger activity.
[8]	Portfolio turnover is shown for the period from 9-1-14 to 8-31-15.
26	JOHN HANCOCK NEW OPPORTUNITIES FUND | ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

CLASS R6 SHARES Period ended	8-31-18	8-31-17	8-31-16	8-31-15 [1]
Per share operating performance
Net asset value, beginning of period	$27.34	$24.40	$25.46	$27.07
Net investment income[2]	0.12	0.12	0.10	0.01
Net realized and unrealized gain (loss) on investments	6.77	2.99	1.14	(1.62)
Total from investment operations	6.89	3.11	1.24	(1.61)
Less distributions
From net investment income	(0.14)	(0.10)	(0.09)	—
From net realized gain	(2.02)	(0.07)	(2.21)	—
Total distributions	(2.16)	(0.17)	(2.30)	—
Net asset value, end of period	$32.07	$27.34	$24.40	$25.46
Total return (%)[3]	26.16	12.73	5.52	(5.95) [4]
Ratios and supplemental data
Net assets, end of period (in millions)	$2	$2	$2	$— [5]
Ratios (as a percentage of average net assets):
Expenses before reductions	1.00	1.02	1.14	1.21 [6]
Expenses including reductions	0.80	0.80	0.90	1.11 [6]
Net investment income	0.42	0.46	0.41	0.19 [6]
Portfolio turnover (%)	52	41	49 [7]	78 [8]

[1]	The inception date for Class R6 shares is 5-27-15.
[2]	Based on average daily shares outstanding.
[3]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[4]	Not annualized.
[5]	Less than $500,000.
[6]	Annualized.
[7]	Excludes merger activity.
[8]	Portfolio turnover is shown for the period from 9-1-14 to 8-31-15.
SEE NOTES TO FINANCIAL STATEMENTS	ANNUAL REPORT | JOHN HANCOCK NEW OPPORTUNITIES FUND	27

CLASS 1 SHARES Period ended	8-31-18	8-31-17	8-31-16	8-31-15	8-31-14
Per share operating performance
Net asset value, beginning of period	$27.51	$24.56	$25.59	$30.84	$28.54
Net investment income[1]	0.11	0.11	0.09	0.07	— [2]
Net realized and unrealized gain (loss) on investments	6.82	3.01	1.17	(0.67)	5.25
Total from investment operations	6.93	3.12	1.26	(0.60)	5.25
Less distributions
From net investment income	(0.13)	(0.10)	(0.08)	(0.03)	(0.06)
From net realized gain	(2.02)	(0.07)	(2.21)	(4.62)	(2.89)
Total distributions	(2.15)	(0.17)	(2.29)	(4.65)	(2.95)
Net asset value, end of period	$32.29	$27.51	$24.56	$25.59	$30.84
Total return (%)[3]	26.10	12.71	5.56	(2.44)	18.66
Ratios and supplemental data
Net assets, end of period (in millions)	$59	$56	$55	$62	$75
Ratios (as a percentage of average net assets):
Expenses before reductions	1.04	1.05	1.17	1.13	1.12
Expenses including reductions	0.84	0.84	0.95	1.05	1.03
Net investment income	0.38	0.43	0.40	0.25	— [4]
Portfolio turnover (%)	52	41	49 [5]	78	30

[1]	Based on average daily shares outstanding.
[2]	Less than $0.005 per share.
[3]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[4]	Less than 0.005%.
[5]	Excludes merger activity.
28	JOHN HANCOCK NEW OPPORTUNITIES FUND | ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

CLASS NAV SHARES Period ended	8-31-18	8-31-17	8-31-16	8-31-15	8-31-14
Per share operating performance
Net asset value, beginning of period	$27.34	$24.41	$25.45	$30.70	$28.42
Net investment income[1]	0.13	0.13	0.10	0.09	0.02
Net realized and unrealized gain (loss) on investments	6.77	2.98	1.16	(0.68)	5.23
Total from investment operations	6.90	3.11	1.26	(0.59)	5.25
Less distributions
From net investment income	(0.14)	(0.11)	(0.09)	(0.04)	(0.08)
From net realized gain	(2.02)	(0.07)	(2.21)	(4.62)	(2.89)
Total distributions	(2.16)	(0.18)	(2.30)	(4.66)	(2.97)
Net asset value, end of period	$32.08	$27.34	$24.41	$25.45	$30.70
Total return (%)[2]	26.17	12.75	5.61	(2.39)	18.72
Ratios and supplemental data
Net assets, end of period (in millions)	$182	$149	$145	$153	$139
Ratios (as a percentage of average net assets):
Expenses before reductions	0.99	1.00	1.12	1.08	1.07
Expenses including reductions	0.79	0.79	0.90	1.00	0.98
Net investment income	0.43	0.47	0.44	0.31	0.05
Portfolio turnover (%)	52	41	49 [3]	78	30

[1]	Based on average daily shares outstanding.
[2]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[3]	Excludes merger activity.
SEE NOTES TO FINANCIAL STATEMENTS	ANNUAL REPORT | JOHN HANCOCK NEW OPPORTUNITIES FUND	29

Notes to financial statements

Note 1 — Organization

John Hancock New Opportunities Fund (the fund) is a series of John Hancock Funds II (the Trust), an open-end management investment company organized as a Massachusetts business trust and registered under the Investment Company Act of 1940, as amended (the 1940 Act). The investment objective of the fund is to seek long-term capital appreciation.

The fund may offer multiple classes of shares. The shares currently offered are detailed in the Statement of assets and liabilities. Class A and Class C are offered to all investors. Class I shares are offered to institutions and certain investors. Class R1, Class R2, Class R3, Class R4 and Class R5 shares are available only to certain retirement and 529 plans. Class R6 shares are only available to certain retirement plans, institutions and other investors. Class 1 shares are offered only to certain affiliates of Manulife Financial Corporation (MFC). Class NAV shares are offered to John Hancock affiliated funds of funds, retirement plans for employees of John Hancock and/or MFC, and certain 529 plans. Class C shares convert to Class A shares ten years after purchase (certain exclusions may apply). Shareholders of each class have exclusive voting rights to matters that affect that class. The distribution and service fees, if any, and transfer agent fees for each class may differ.

Note 2 — Significant accounting policies

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (US GAAP), which require management to make certain estimates and assumptions as of the date of the financial statements. Actual results could differ from those estimates and those differences could be significant. The fund qualifies as an investment company under Topic 946 of Accounting Standards Codification of US GAAP.

Events or transactions occurring after the end of the fiscal period through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the fund:

Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 p.m., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the net asset value (NAV) may be determined as of the regularly scheduled close of the NYSE pursuant to the fund's Valuation Policies and Procedures.

In order to value the securities, the fund uses the following valuation techniques: Equity securities held by the fund are typically valued at the last sale price or official closing price on the exchange or principal market where the security trades. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Investments by the fund in open-end mutual funds, including John Hancock Collateral Trust (JHCT), are valued at their respective NAVs each business day. Foreign securities and currencies are valued in U.S. dollars based on foreign currency exchange rates supplied by an independent pricing vendor.

In certain instances, the Pricing Committee may determine to value equity securities using prices obtained from another exchange or market if trading on the exchange or market on which prices are typically obtained did not open for trading as scheduled, or if trading closed earlier than scheduled, and trading occurred as normal on another exchange or market.

Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the fund's Pricing Committee following procedures established by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed. Trading in foreign securities may be completed before the scheduled daily close of trading on the NYSE. Significant events at the issuer or market level may affect the values of securities between the time when the valuation of the securities is generally determined and the close of the NYSE. If a significant event occurs, these securities may be fair valued, as determined in good faith by the fund's Pricing Committee, following procedures established by the Board of Trustees. The fund uses fair value adjustment factors provided by an independent pricing vendor to value certain foreign securities in order to adjust for events that may occur between the close of foreign exchanges or markets and the close of the NYSE. The funds may use fair value adjustment factors provided by an independent pricing vendor to value certain foreign securities under certain circumstances, in order to adjust for events that may occur between the close of foreign exchanges or markets and the close of the NYSE.

ANNUAL REPORT   |   JOHN HANCOCK NEW OPPORTUNITIES FUND       30

The fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the fund's own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.

The following is a summary of the values by input classification of the fund's investments as of August 31, 2018, by major security category or type:

	Total value at 8-31-18	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
Investments in securities:
Assets
Common stocks
Consumer discretionary	$87,323,978	$87,323,498	—	$480
Consumer staples	13,740,620	13,740,620	—	—
Energy	52,581,547	52,581,547	—	—
Financials	124,342,726	124,334,752	—	7,974
Health care	74,361,734	74,359,682	—	2,052
Industrials	131,150,529	131,150,529	—	—
Information technology	90,105,047	90,105,047	—	—
Materials	28,147,394	28,147,394	—	—
Real estate	8,711,912	8,711,912	—	—
Telecommunication services	1,627,371	1,627,371	—	—
Utilities	492,226	492,226	—	—
Securities lending collateral	62,481,534	62,481,534	—	—
Short-term investments	10,833,371	10,833,371	—	—
Total investments in securities	$685,899,989	$685,889,483	—	$10,506

Security transactions and related investment income. Investment security transactions are accounted for on a trade date plus one basis for daily NAV calculations. However, for financial reporting purposes, investment transactions are reported on trade date. Interest income is accrued as earned. Dividend income is recorded on the ex-date, except for dividends of foreign securities where the dividend may not be known until after the ex-date. In those cases, dividend income, net of withholding taxes, is recorded when the fund becomes aware of the dividends. Non-cash dividends, if any, are recorded at the fair market value of the securities received. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds from litigation.

Securities lending. The fund may lend its securities to earn additional income. The fund receives cash collateral from the borrower in an amount not less than the market value of the loaned securities. The fund will invest its collateral in JHCT, an affiliate of the fund, which has a floating NAV and is registered with the Securities and Exchange Commission as an investment company. JHCT invests in short-term money market investments. The fund will receive the benefit of any gains and bear any losses generated by JHCT with respect to the cash collateral.

The fund has the right to recall loaned securities on demand. If a borrower fails to return loaned securities when due, then the lending agent is responsible and indemnifies the fund for the lent securities. The lending agent uses the collateral received from the

ANNUAL REPORT   |   JOHN HANCOCK NEW OPPORTUNITIES FUND       31

borrower to purchase replacement securities of the same issue, type, class and series of the loaned securities. If the value of the collateral is less than the purchase cost of replacement securities, the lending agent is responsible for satisfying the shortfall but only to the extent that the shortfall is not due to any decrease in the value of JHCT.

Although the risk of the loss of the securities lent is mitigated by receiving collateral from the borrower and through lending agent indemnification, the fund could experience a delay in recovering securities or could experience a lower than expected return if the borrower fails to return the securities on a timely basis. The fund receives compensation for lending its securities by retaining a portion of the return on the investment of the collateral and compensation from fees earned from borrowers of the securities. Securities lending income received by the fund is net of fees retained by the securities lending agent. Net income received from JHCT is a component of securities lending income as recorded on the Statement of operations.

Obligations to repay collateral received by the fund are shown on the Statement of assets and liabilities as Payable upon return of securities loaned and are secured by the loaned securities. As of August 31, 2018, the fund loaned stocks valued at $60,690,957 and received $62,482,450 of cash collateral.

Foreign taxes. The fund may be subject to withholding tax on income, capital gains or repatriation taxes imposed by certain countries, a portion of which may be recoverable. Foreign taxes are accrued based upon the fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests. Taxes are accrued based on gains realized by the fund as a result of certain foreign security sales. In certain circumstances, estimated taxes are accrued based on unrealized appreciation of such securities. Investment income is recorded net of foreign withholding taxes, less any amounts reclaimable.

Line of credit. The fund may have the ability to borrow from banks for temporary or emergency purposes, including meeting redemption requests that otherwise might require the untimely sale of securities. Pursuant to the fund's custodian agreement, the custodian may loan money to the fund to make properly authorized payments. The fund is obligated to repay the custodian for any overdraft, including any related costs or expenses. The custodian may have a lien, security interest or security entitlement in any fund property that is not otherwise segregated or pledged, to the extent of any overdraft, and to the maximum extent permitted by law.

The fund and other affiliated funds have entered into a syndicated line of credit agreement with Citibank, N.A. as the administrative agent that enables them to participate in a $750 million unsecured committed line of credit. Excluding commitments designated for a certain fund and subject to the needs of all other affiliated funds, the fund can borrow up to an aggregate commitment amount of $500 million, subject to asset coverage and other limitations as specified in the agreement. A commitment fee payable at the end of each calendar quarter, based on the average daily unused portion of the line of credit, is charged to each participating fund based on a combination of fixed and asset based allocations and is reflected in Other expenses on the Statement of operations. For the year ended August 31, 2018, the fund had no borrowings under the line of credit. Commitment fees for the year ended August 31, 2018 were $3,137.

Expenses. Within the John Hancock group of funds complex, expenses that are directly attributable to an individual fund are allocated to such fund. Expenses that are not readily attributable to a specific fund are allocated among all funds in an equitable manner, taking into consideration, among other things, the nature and type of expense and the fund's relative net assets. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Class allocations. Income, common expenses and realized and unrealized gains (losses) are determined at the fund level and allocated daily to each class of shares based on the net assets of the class. Class-specific expenses, such as distribution and service fees, if any, and transfer agent fees, for all classes, are charged daily at the class level based on the net assets of each class and the specific expense rates applicable to each class.

Federal income taxes. The fund intends to continue to qualify as a regulated investment company by complying with the applicable provisions of the Internal Revenue Code and will not be subject to federal income tax on taxable income that is distributed to shareholders. Therefore, no federal income tax provision is required.

As of August 31, 2018, the fund had no uncertain tax positions that would require financial statement recognition, derecognition or disclosure. The fund's federal tax returns are subject to examination by the Internal Revenue Service for a period of three years.

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Distribution of income and gains. Distributions to shareholders from net investment income and net realized gains, if any, are recorded on the ex-date. The fund generally declares and pays dividends and capital gain distributions, if any, annually.

The tax character of distributions for the years ended August 31, 2018 and 2017 was as follows:

	August 31, 2018	August 31, 2017
Ordinary Income	$19,626,114	$1,388,220
Long-term capital gains	21,157,006	1,075,051
Total	$40,783,120	$2,463,271

Distributions paid by the fund with respect to each class of shares are calculated in the same manner, at the same time and in the same amount, except for the effect of class level expenses that may be applied differently to each class. As of August 31, 2018, the components of distributable earnings on a tax basis consisted of $17,991,993 of undistributed ordinary income and $43,606,216 of undistributed long-term gains.

Such distributions and distributable earnings, on a tax basis, are determined in conformity with income tax regulations, which may differ from US GAAP. Distributions in excess of tax basis earnings and profits, if any, are reported in the fund's financial statements as a return of capital.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences, if any, will reverse in a subsequent period. Book-tax differences are primarily attributable to passive foreign investment companies and wash sale loss deferrals.

Note 3 — Guarantees and indemnifications

Under the Trust's organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust, including the fund. Additionally, in the normal course of business, the fund enters into contracts with service providers that contain general indemnification clauses. The fund's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the fund that have not yet occurred. The risk of material loss from such claims is considered remote.

Note 4 — Fees and transactions with affiliates

John Hancock Advisers, LLC (the Advisor) serves as investment advisor for the fund. John Hancock Funds, LLC (the Distributor), an affiliate of the Advisor, serves as principal underwriter of the fund. The Advisor and the Distributor are indirect, wholly owned subsidiaries of Manulife Financial Corporation (MFC).

Management fee. The fund has an investment management agreement with the Advisor under which the fund pays a monthly management fee to the Advisor equivalent on an annual basis to the sum of: (a) 0.900% of the first $2 billion of the fund's aggregate daily net assets; and (b) 0.850% of the fund's aggregate daily net assets in excess of $2 billion. Aggregate net assets include the net assets of the fund and Small Cap Opportunities Trust, a series of John HancockVariable Insurance Trust. The Advisor has subadvisory agreements with Brandywine Global Investment Management, LLC; Dimensional Fund Advisors LP; and GW&K Investment Management, LLC. Prior to December 26,2017, Invesco Advisers, Inc. also served as a subadvisor to the fund. The fund is not responsible for payment of the subadvisory fees.

The Advisor has contractually agreed to waive a portion of its management fee and/or reimburse expenses for certain funds of the John Hancock group of funds complex, including the fund (the participating portfolios). This waiver is based upon aggregate net assets of all the participating portfolios. The amount of the reimbursement is calculated daily and allocated among all the participating portfolios in proportion to the daily net assets of each fund. During the year ended August 31, 2018, this waiver amounted to 0.01% of the fund's average net assets. This agreement expires on June 30, 2020, unless renewed by mutual agreement of the fund and the Advisor based upon a determination that this is appropriate under the circumstances at that time.

The Advisor has contractually agreed to reduce its management fee or, if necessary, make payment to the fund in an amount equal to the amount by which expenses of the fund exceed 0.79% of average net assets of the fund. For the purpose of this agreement, "expenses of the fund" means all fund expenses, excluding taxes, brokerage commissions, interest expense, litigation and

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indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the fund's business, advisory fees, class-specific expenses, acquired fund fees and short dividend expense. This agreement expires on December 31, 2018, unless renewed by mutual agreement of the fund and the Advisor based upon a determination that this is appropriate under the circumstances at that time.

The Advisor has contractually agreed to waive fees and/or reimburse operating expenses for certain share classes of the fund. This agreement excludes certain expenses such as taxes, brokerage commissions, interest expense, litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the fund's business, acquired fund fees, borrowing costs, prime brokerage fees and short dividend expense. The fee waivers and/or reimbursements are such that these expenses will not exceed 1.21%, 1.91% and 0.90% of average net assets for Class A, Class C and Class I shares, respectively. These expense limitations expire on December 31,2018, unless renewed by mutual agreement of the fund and the Advisor based upon determination that this is appropriate under the circumstances at that time.

The Advisor has contractually agreed to waive its management fee so that the amount retained by the Advisor after payment of the subadvisory fees for the fund does not exceed 0.45% of the fund's average net assets. The current expense limitation agreement expires on December 31,2018, unless renewed by mutual agreement of the fund and the Advisor based upon a determination that this is appropriate under the circumstances at the time.

The Advisor has voluntarily agreed to reduce its management fees for the fund, or if necessarymake payment to the fund, in an amount equal to the amount by which the expenses of the fund exceed 0.20% of the average net assets of the fund. "Expenses" means all the expenses of the fund, excluding (a) taxes, (b) brokerage commissions, (c) interest expense, (d) litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the fund's business, (e) management fees, (f) class specific fees, (g) acquired fund fees, and (h) short dividend expense. This voluntary expense reimbursement will continue in effect until terminated at any time by the Advisor on notice to the fund.

The Advisor has voluntarily agreed to waive a portion of its management fees for the fund. This voluntary waiver is the amount that the subadvisory fee is reduced by Brandywine Global Investment Management, LLC. This voluntary expense reimbursement may terminate at anytime.

For the year ended August 31, 2018, the expense reductions described above amounted to the following:

Class	Expense reduction	Class	Expense reduction
Class A	$649,281	Class R4	$430
Class C	35,549	Class R5	137
Class I	25,702	Class R6	3,428
Class R1	877	Class NAV	347,664
Class R2	159	Class 1	117,516
Class R3	174	Total	$1,180,917

Expenses waived or reimbursed in the current fiscal period are not subject to recapture in future fiscal periods.

The investment management fees incurred for the year ended August 31, 2018 were equivalent to a net annual effective rate of 0.70% of the fund's average daily net assets.

Accounting and legal services. Pursuant to a service agreement, the fund reimburses the Advisor for all expenses associated with providing the administrative, financial, legal, compliance, accounting and recordkeeping services to the fund, including the preparation of all tax returns, periodic reports to shareholders and regulatory reports, among other services. These expenses are allocated to each share class based on its relative net assets at the time the expense was incurred. These accounting and legal services fees incurred for the year ended August 31, 2018 amounted to an annual rate of 0.01% of the fund's average daily net assets.

Distribution and service plans. The fund has a distribution agreement with the Distributor. The fund has adopted distribution and service plans with respect to Class A, Class C, Class R1, Class R2, Class R3, Class R4 and Class 1 pursuant to Rule 12b-1 under the 1940 Act, to pay the Distributor for services provided as the distributor of shares of the fund. In addition, under a service plan for

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Class R1, Class R2, Class R3, Class R4 and Class R5 shares, the fund pays for certain other services. The fund may pay up to the following contractual rates of distribution and service fees under these arrangements, expressed as an annual percentage of average daily net assets for each class of the fund's shares.

Class	Rule 12b-1 fee	Service fee	Class	Rule 12b-1 fee	Service fee
Class A	0.30%	—	Class R3	0.50%	0.15%
Class C	1.00%	—	Class R4	0.25%	0.10%
Class R1	0.50%	0.25%	Class R5	—	0.05%
Class R2	0.25%	0.25%	Class 1	0.05%	—

The fund's Distributor has contractually agreed to waive 0.10% of Rule12b-1 fees for Class R4 shares. The current waiver agreement expires on December 31, 2018, unless renewed by mutual agreement of the fund and the Distributor based upon a determination that this is appropriate under the circumstances at the time. This contractual waiver amounted to $194 for Class R4 shares for the year ended August 31, 2018. In addition, the Advisor has voluntarily agreed to waive service fees for Class R4 shares during the year ended August 31, 2018.

Sales charges. Class A shares are assessed up-front sales charges, which resulted in payments to the Distributor amounting to $72,731 for the year ended August 31, 2018. Of this amount, $10,660 was retained and used for printing prospectuses, advertising, sales literature and other purposes, $47,765 was paid as sales commissions to broker-dealers and $14,306 was paid as sales commissions to sales personnel of Signator Investors, Inc., a broker-dealer affiliate of the Advisor.

Class A and Class C shares may be subject to contingent deferred sales charges (CDSCs). Certain Class A shares that are acquired through purchases of $1 million or more and are redeemed within one year of purchase are subject to a 1.00% sales charge. Class C shares that are redeemed within one year of purchase are subject to a 1.00% CDSC. CDSCs are applied to the lesser of the current market value at the time of redemption or the original purchase cost of the shares being redeemed. Proceeds from CDSCs are used to compensate the Distributor for providing distribution-related services in connection with the sale of these shares. During the year ended August 31, 2018, CDSCs received by the Distributor amounted to $738 and $225 for Class A and Class C shares, respectively.

Transfer agent fees. The John Hancock group of funds has a complex-wide transfer agent agreement with John Hancock Signature Services, Inc. (Signature Services), an affiliate of the Advisor. The transfer agent fees paid to Signature Services are determined based on the cost to Signature Services (Signature Services Cost) of providing recordkeeping services. It also includes out-of-pocket expenses, including payments made to third-parties for recordkeeping services provided to their clients who invest in one or more John Hancock funds. In addition, Signature Services Cost may be reduced by certain fees that Signature Services receives in connection with retirement and small accounts. Signature Services Cost is calculated monthly and allocated, as applicable, to five categories of share classes: Retail Share and Institutional Share Classes of Non-Municipal Bond Funds, Class R6 Shares, Retirement Share Classes and Municipal Bond Share Classes. Within each of these categories, the applicable costs are allocated to the affected John Hancock affiliated funds and/or classes, based on the relative average daily net assets.

Class level expenses. Class level expenses for the year ended August 31, 2018 were:

Class	Distribution and service fees	Transfer agent fees
Class A	$970,150	$348,397
Class C	174,377	18,762
Class I	—	14,308
Class R1	3,104	53
Class R2	225	10
Class R3	445	11
Class R4	667	25
Class R5	—	9
Class R6	—	212

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Class	Distribution and service fees	Transfer agent fees
Class 1	$29,188	—
Total	$1,178,156	$381,787

Trustee expenses. The fund compensates each Trustee who is not an employee of the Advisor or its affiliates. The costs of paying Trustee compensation and expenses are allocated to the fund based on its net assets relative to other funds within the John Hancock group of funds complex.

Interfund lending program. Pursuant to an Exemptive Order issued by the SEC, the fund, along with certain other funds advised by the Advisor or its affiliates, may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from, or lend money to, other participating affiliated funds. At period end, no interfund loans were outstanding. The fund's activity in this program during the period for which loans were outstanding was as follows:

Borrower or lender	Weighted average loan balance	Days outstanding	Weighted average interest rate	Interest income
Lender	$2,759,359	3	1.480%	$340

Note 5 — Fund share transactions

Transactions in fund shares for the years ended August 31, 2018 and 2017 were as follows:

		Year ended 8-31-18		Year ended 8-31-17
	Shares	Amount	Shares	Amount
Class A shares
Sold	666,007	$19,699,571	252,506	$6,733,373
Distributions reinvested	694,905	19,909,029	35,781	967,153
Repurchased	(1,259,950)	(37,092,688)	(1,660,048)	(44,120,215)
Net increase (decrease)	100,962	$2,515,912	(1,371,761)	$(36,419,689)
Class C shares
Sold	33,496	$984,349	35,138	$927,326
Distributions reinvested	44,938	1,264,992	1,866	49,921
Repurchased	(530,502)	(15,339,853)	(162,816)	(4,281,420)
Net decrease	(452,068)	$(13,090,512)	(125,812)	$(3,304,173)
Class I shares
Sold	144,321	$4,312,556	214,796	$5,872,374
Distributions reinvested	28,959	829,956	2,124	57,409
Repurchased	(116,639)	(3,406,582)	(193,532)	(5,166,367)
Net increase	56,641	$1,735,930	23,388	$763,416
Class R1 shares
Sold	13,555	$372,138	187	$5,051
Distributions reinvested	883	25,267	—	—
Repurchased	(5,172)	(152,213)	(8)	(228)
Net increase	9,266	$245,192	179	$4,823
Class R2 shares
Sold	625	$18,636	—	—
Distributions reinvested	36	1,030	12	$327
Repurchased	(2,388)	(71,998)	(2,688)	(72,719)
Net decrease	(1,727)	$(52,332)	(2,676)	$(72,392)

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		Year ended 8-31-18		Year ended 8-31-17
	Shares	Amount	Shares	Amount
Class R3 shares
Sold	395	$11,551	117	$3,146
Distributions reinvested	34	982	1	26
Repurchased	(2,029)	(60,810)	—	—
Net increase (decrease)	(1,600)	$(48,277)	118	$3,172
Class R4 shares
Sold	2,103	$63,023	16,481	$463,162
Distributions reinvested	861	24,685	—	—
Repurchased	(21,331)	(630,697)	(136)	(3,681)
Net increase (decrease)	(18,367)	$(542,989)	16,345	$459,481
Class R5 shares
Repurchased	(2,039)	$(60,783)	—	—
Net decrease	(2,039)	$(60,783)	—	—
Class R6 shares
Sold	2,632	$78,346	645	$16,551
Distributions reinvested	4,075	116,761	422	11,390
Repurchased	(7,300)	(218,112)	(13,771)	(373,162)
Net decrease	(593)	$(23,005)	(12,704)	$(345,221)
Class 1 shares
Sold	156,749	$4,689,393	304,710	$8,278,683
Distributions reinvested	144,491	4,168,567	14,277	388,196
Repurchased	(503,385)	(14,974,690)	(528,825)	(14,219,204)
Net decrease	(202,145)	$(6,116,730)	(209,838)	$(5,552,325)
Class NAV shares
Sold	733,825	$21,659,407	784,891	$21,017,444
Distributions reinvested	432,658	12,395,637	32,381	874,926
Repurchased	(922,592)	(27,365,695)	(1,326,618)	(34,538,534)
Net increase (decrease)	243,891	$6,689,349	(509,346)	$(12,646,164)
Total net decrease	(267,779)	$(8,748,245)	(2,192,107)	$(57,109,072)

Affiliates of the fund owned shares of the following classes on August 31, 2018. Such concentration of shareholders' capital could have a material effect on the fund if such shareholders redeem from the fund.

Class	% by Class	Class	% by Class
Class R2	84%	Class R5	100%
Class R3	65%	Class 1	100%
Class R4	95%	Class NAV	100%

Note 6 — Purchase and sale of securities

Purchases and sales of securities, other than short-term investments, amounted to $298,540,717 and $342,938,455, respectively, for the year ended August 31, 2018.

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Note 7 — Investment by affiliated funds

Certain investors in the fund are affiliated funds that are managed by the Advisor and its affiliates. The affiliated funds do not invest in the fund for the purpose of exercising management or control; however, this investment may represent a significant portion of the fund's net assets. At August 31, 2018, funds within the John Hancock group of funds complex held 29.4% of the fund's net assets. The following funds had an affiliate ownership of 5% or more of the fund's net assets:

Fund	Affiliated concentration
John Hancock Funds II Multimanager Lifestyle Growth Portfolio	14.6%
John Hancock Funds II Multimanager Lifestyle Balanced Portfolio	8.2%
John Hancock Funds II Multimanager Lifestyle Aggressive Portfolio	6.5%

Note 8 — Investment in affiliated underlying funds

The fund may invest in affiliated underlying funds that are managed by the Advisor and its affiliates. Information regarding the fund's purchases and sales of the affiliated underlying funds as well as income and capital gains earned, if any, during the period is as follows:

					Dividends and distributions
Fund	Beginning share amount	Shares purchased	Shares sold	Ending share amount	Income distributions received	Capital gain distributions received	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Ending value
John Hancock Collateral Trust*	3,759,905	34,903,951	(32,419,512)	6,244,344	—	—	($6,047)	$12,449	$62,481,534
*Refer to the Securities lending note within Note 2 for details regarding this investment.

Note 9 — Interfund trading

The fund is permitted to purchase or sell securities from or to certain other affiliated funds, as set forth in Rule 17a-7 of the 1940 Act, under specified conditions outlined in procedures adopted by the Board of Trustees of the Trust. The procedures have been designed to ensure that any purchase or sale of securities by the fund from or to another fund that is or could be considered an affiliate complies with Rule 17a-7 of the 1940 Act. Further, as defined under the procedures, each transaction is effected at the current market price. Pursuant to these procedures, for the year ended August 31, 2018, the fund engaged in purchases amounting to $1,571,111.

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REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Trustees of John Hancock Funds II and Shareholders of John Hancock New Opportunities Fund

Opinion on the Financial Statements

We have audited the accompanying statement of assets and liabilities, including the fund's investments (summary of fund's investments), of John Hancock New Opportunities Fund (one of the funds constituting John Hancock Funds II, referred to hereafter as the "Fund") as of August 31, 2018, the related statement of operations for the year ended August 31, 2018, the statements of changes in net assets for each of the two years in the period ended August 31, 2018, including the related notes, and the financial highlights for each of the periods indicated therein (collectively referred to as the "financial statements"). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of August 31, 2018, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended August 31, 2018 and the financial highlights for each of the periods indicated therein in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements are the responsibility of the Fund's management. Our responsibility is to express an opinion on the Fund's financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) ("PCAOB") and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of August 31, 2018 by correspondence with the custodian, transfer agent and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

/s/ PricewaterhouseCoopers LLP

Boston, Massachusetts

October 24, 2018

We have served as the auditor of one or more investment companies in the John Hancock group of funds since 1988.

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TAX INFORMATION

Unaudited

For federal income tax purposes, the following information is furnished with respect to the distributions of the fund, if any, paid during its taxable year ended August 31, 2018.

The fund reports the maximum amount allowable of its net taxable income as eligible for the corporate dividends-received deduction.

The fund reports the maximum amount allowable of its net taxable income as qualified dividend income as provided in the Jobs and Growth Tax Relief Reconciliation Act of 2003.

The fund paid $21,157,006 in capital gain dividends.

Eligible shareholders will be mailed a 2018 Form 1099-DIV in early 2019. This will reflect the tax character of all distributions paid in calendar year 2018.

Please consult a tax advisor regarding the tax consequences of your investment in the fund.

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CONTINUATION OF INVESTMENT ADVISORY AND SUBADVISORY AGREEMENTS

Evaluation of Advisory and Subadvisory Agreements by the Board of Trustees

This section describes the evaluation by the Board of Trustees (the Board) of John Hancock Funds II (the Trust) of the Advisory Agreement (the Advisory Agreement) with John Hancock Advisers, LLC (the Advisor) and the Subadvisory Agreements (the Subadvisory Agreements) with Brandywine Global Investment Management, LLC, Dimensional Fund Advisors LP, Gannett Welsh & Kotler, LLC and Invesco Advisers, Inc. (the Subadvisors) for John Hancock New Opportunities Fund (the fund). The Advisory Agreement and Subadvisory Agreements are collectively referred to as the Agreements. Prior to the June 18-21, 2018 in-person meeting at which the Agreements were approved, the Board also discussed and considered information regarding the proposed continuation of the Agreements at an in-person meeting held on May 29-31, 2018.

Approval of Advisory and Subadvisory Agreements

At in-person meetings held on June 18-21, 2018, the Board, including the Trustees who are not parties to any Agreement or considered to be interested persons of the Trust under the Investment Company Act of 1940, as amended (the 1940 Act) (the Independent Trustees), reapproved for an annual period the continuation of the Advisory Agreement between the Trust and the Advisor and the Subadvisory Agreements between the Advisor and the Subadvisors with respect to the fund.

In considering the Advisory Agreement and the Subadvisory Agreements, the Board received in advance of the meetings a variety of materials relating to the fund, the Advisor and the Subadvisors, including comparative performance, fee and expense information for a peer group of similar funds prepared by an independent third-party provider of mutual fund data, performance information for an applicable benchmark index; and, with respect to the Subadvisors, comparative performance information for comparably managed accounts, as applicable, and other information provided by the Advisor and the Subadvisors regarding the nature, extent and quality of services provided by the Advisor and the Subadvisors under their respective Agreements, as well as information regarding the Advisor's revenues and costs of providing services to the fund and any compensation paid to affiliates of the Advisor. At the meetings at which the renewal of the Advisory Agreement and Subadvisory Agreements are considered, particular focus is given to information concerning fund performance, comparability of fees and total expenses, and profitability. However, the Board notes that the evaluation process with respect to the Advisor and the Subadvisors is an ongoing one. In this regard, the Board also took into account discussions with management and information provided to the Board (including its various committees) at prior meetings with respect to the services provided by the Advisor and the Subadvisors to the fund, including quarterly performance reports prepared by management containing reviews of investment results and prior presentations from each Subadvisor with respect to the fund. The information received and considered by the Board in connection with the May and June meetings and throughout the year was both written and oral. The Board also considered the nature, quality, and extent of non-advisory services, if any, to be provided to the fund by the Advisor's affiliates, including distribution services. The Board considered the Advisory Agreement and the Subadvisory Agreement separately in the course of its review. In doing so, the Board noted the respective roles of the Advisor and Subadvisor in providing services to the fund.

Throughout the process, the Board asked questions of and requested additional information from management. The Board is assisted by counsel for the Trust and the Independent Trustees are also separately assisted by independent legal counsel throughout the process. The Independent Trustees also received a memorandum from their independent legal counsel discussing the legal standards for their consideration of the proposed continuation of the Agreements and discussed the proposed continuation of the Agreements in private sessions with their independent legal counsel at which no representatives of management were present.

Approval of Advisory Agreement

In approving the Advisory Agreement with respect to the fund, the Board, including the Independent Trustees, considered a variety of factors, including those discussed below. The Board also considered other factors (including conditions and trends prevailing generally in the economy, the securities markets, and the industry) and did not treat any single factor as determinative, and each Trustee may have attributed different weights to different factors. The Board's conclusions may be

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based in part on its consideration of the advisory and subadvisory arrangements in prior years and on the Board's ongoing regular review of fund performance and operations throughout the year.

Nature, extent, and quality of services. Among the information received by the Board from the Advisor relating to the nature, extent, and quality of services provided to the fund, the Board reviewed information provided by the Advisor relating to its operations and personnel, descriptions of its organizational and management structure, and information regarding the Advisor's compliance and regulatory history, including its Form ADV. The Board also noted that on a regular basis it receives and reviews information from the Trust's Chief Compliance Officer (CCO) regarding the fund's compliance policies and procedures established pursuant to Rule 38a-1 under the 1940 Act. The Board observed that the scope of services provided by the Advisor, and of the undertakings required of the Advisor in connection with those services, including maintaining and monitoring its own and the fund's compliance programs, risk management programs, liquidity management programs and cybersecurity programs, had expanded over time as a result of regulatory, market and other developments. The Board considered that the Advisor is responsible for the management of the day-to-day operations of the fund, including, but not limited to, general supervision of and coordination of the services provided by each Subadvisor, and is also responsible for monitoring and reviewing the activities of each Subadvisor and other third-party service providers. The Board also considered the significant risks assumed by the Advisor in connection with the services provided to the fund including entrepreneurial risk in sponsoring new funds and ongoing risks including investment, operational, enterprise, litigation, regulatory and compliance risks with respect to all funds.

In considering the nature, extent, and quality of the services provided by the Advisor, the Trustees also took into account their knowledge of the Advisor's management and the quality of the performance of the Advisor's duties, through Board meetings, discussions and reports during the preceding year and through each Trustee's experience as a Trustee of the Trust and of the other trusts in the John Hancock group of funds complex (the John Hancock Fund Complex).

In the course of their deliberations regarding the Advisory Agreement, the Board considered, among other things:

(a)	the skills and competency with which the Advisor has in the past managed the Trust's affairs and its subadvisory relationship, the Advisor's oversight and monitoring of the Subadvisors' investment performance and compliance programs, such as the Subadvisors' compliance with fund policies and objectives, review of brokerage matters, including with respect to trade allocation and best execution and the Advisor's timeliness in responding to performance issues;
(b)	the background, qualifications and skills of the Advisor's personnel;
(c)	the Advisor's compliance policies and procedures and its responsiveness to regulatory changes and fund industry developments;
(d)	the Advisor's administrative capabilities, including its ability to supervise the other service providers for the fund, as well as the Advisor's oversight of any securities lending activity, its monitoring of class action litigation and collection of class action settlements on behalf of the fund, and bringing loss recovery actions on behalf of the fund;
(e)	the financial condition of the Advisor and whether it has the financial wherewithal to provide a high level and quality of services to the fund;
(f)	the Advisor's initiatives intended to improve various aspects of the Trust's operations and investor experience with the fund; and
(g)	the Advisor's reputation and experience in serving as an investment advisor to the Trust and the benefit to shareholders of investing in funds that are part of a family of funds offering a variety of investments.

The Board concluded that the Advisor may reasonably be expected to continue to provide a high quality of services under the Advisory Agreement with respect to the fund.

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Investment performance. In considering the fund's performance, the Board noted that it reviews at its regularly scheduled meetings information about the fund's performance results. In connection with the consideration of the Advisory Agreement, the Board:

(a)	reviewed information prepared by management regarding the fund's performance;
(b)	considered the comparative performance of an applicable benchmark index;
(c)	considered the performance of comparable funds, if any, as included in the report prepared by an independent third-party provider of fund data; and
(d)	took into account the Advisor's analysis of the fund's performance and its plans and recommendations regarding the Trust's subadvisory arrangements generally.

The Board noted that while it found the data provided by the independent third-party generally useful it recognized its limitations, including in particular that the data may vary depending on the end date selected and that the results of the performance comparisons may vary depending on the selection of the peer group. The Board noted that the fund underperformed its benchmark index for the one-year and since-inception periods ended December 31, 2017. The Board also noted that the fund outperformed the peer group average for the one- year period and underperformed the peer group average for the since-inception period ended December 31, 2017. The Board took into account management's discussion of the fund's performance, including the favorable performance relative to the peer group for the one-year period. The Board concluded that the fund's performance is being monitored and reasonably addressed, where appropriate.

Fees and expenses. The Board reviewed comparative information prepared by an independent third-party provider of mutual fund data, including, among other data, the fund's contractual and net management fees (and subadvisory fees, to the extent available) and total expenses as compared to similarly situated investment companies deemed to be comparable to the fund in light of the nature, extent and quality of the management and advisory and subadvisory services provided by the Advisor and each Subadvisor. The Board considered the fund's ranking within a smaller group of peer funds chosen by the independent third-party provider, as well as the fund's ranking within a broader group of funds. In comparing the fund's contractual and net management fees to those of comparable funds, the Board noted that such fees include both advisory and administrative costs. The Board noted that net management fees and total expenses for this fund are lower than the peer group median.

The Board took into account management's discussion with respect to overall management fee and the fees of the Subadvisors, including the amount of the advisory fee retained by the Advisor after payment of the subadvisory fees, in each case in light of the services rendered for those amounts and the risks undertaken by the Advisor. The Board also noted that the Advisor pays the subadvisory fees, and that such fees are negotiated at arm's length with respect to each Subadvisor. In addition, the Board took into account that management had agreed to implement an overall fee waiver across the complex, including the fund, which is discussed further below. The Board also noted actions taken over the past several years to reduce the fund's operating expenses. The Board also noted that, in addition, the Advisor is currently waiving fees and/or reimbursing expenses with respect to the fund and that the fund has breakpoints in its contractual management fee schedule that reduces management fees as assets increase. The Board reviewed information provided by the Advisor concerning the investment advisory fee charged by the Advisor or one of its advisory affiliates to other clients (including other funds in the John Hancock Fund Complex) having similar investment mandates, if any. The Board considered any differences between the Advisor's and Subadvisors' services to the fund and the services they provide to other comparable clients or funds. The Board concluded that the advisory fee paid with respect to the fund is reasonable in light of the nature, extent and quality of the services provided to the fund under the Advisory Agreement.

Profitability/Fall out benefits. In considering the costs of the services to be provided and the profits to be realized by the Advisor and its affiliates from the Advisor's relationship with the Trust, the Board:

(a)	reviewed financial information of the Advisor;
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(b)	reviewed and considered information presented by the Advisor regarding the net profitability to the Advisor and its affiliates with respect to the fund;
(c)	received and reviewed profitability information with respect to the John Hancock Fund Complex as a whole and with respect to the fund;
(d)	received information with respect to the Advisor's allocation methodologies used in preparing the profitability data and considered that the Advisor hired an independent third-party consultant to provide an analysis of the Advisor's allocation methodologies;
(e)	considered that the John Hancock insurance companies that are affiliates of the Advisor, as shareholders of the Trust directly or through their separate accounts, receive certain tax credits or deductions relating to foreign taxes paid and dividends received by certain funds of the Trust and noted that these tax benefits, which are not available to participants in qualified retirement plans under applicable income tax law, are reflected in the profitability information reviewed by the Board;
(f)	considered that the Advisor also provides administrative services to the fund on a cost basis pursuant to an administrative services agreement;
(g)	noted that affiliates of the Advisor provide transfer agency services and distribution services to the fund, and that the fund's distributor also receives Rule 12b-1 payments to support distribution of the fund;
(h)	noted that the Advisor also derives reputational and other indirect benefits from providing advisory services to the fund;
(i)	noted that the subadvisory fee for the fund is paid by the Advisor and is negotiated at arm's length;
(j)	considered the Advisor's ongoing costs and expenditures necessary to improve services, meet new regulatory and compliance requirements, and adapt to other challenges impacting the fund industry; and
(k)	considered that the Advisor should be entitled to earn a reasonable level of profits in exchange for the level of services it provides to the fund and the risks that it assumes as Advisor including entrepreneurial, operational, reputational, litigation and regulatory risk.

Based upon its review, the Board concluded that the level of profitability, if any, of the Advisor and its affiliates from their relationship with the fund was reasonable and not excessive.

Economies of scale. In considering the extent to which economies of scale would be realized as the fund grows and whether fee levels reflect these economies of scale for the benefit of fund shareholders, the Board:

(a)	considered that the Advisor has contractually agreed to waive a portion of its management fee for certain funds of the John Hancock Fund Complex, including the fund (the participating portfolios) or otherwise reimburse the expenses of the participating portfolios (the reimbursement). This waiver is based upon aggregate net assets of all the participating portfolios. The amount of the reimbursement is calculated daily and allocated among all the participating portfolios in proportion to the daily net assets of each fund;
(b)	reviewed the fund's advisory fee structure and concluded that: (i) the fund's fee structure contains breakpoints at the subadvisory fee level and that such breakpoints are reflected as breakpoints in the advisory fees for the fund; and (ii) although economies of scale cannot be measured with precision, these arrangements permit shareholders of the fund to benefit from economies of scale if the fund grows. The Board also took into account management's discussion of the fund's advisory fee structure; and
(c)	the Board also considered the effect of the fund's growth in size on its performance and fees. The Board also noted that if the fund's assets increase over time, the fund may realize other economies of scale.
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Approval of Subadvisory Agreements

In making its determination with respect to approval of the Subadvisory Agreements, the Board reviewed:

(1)	information relating to the Subadvisors' businesses, including current subadvisory services to the Trust (and other funds in the John Hancock Fund Complex);
(2)	the historical and current performance of the fund and comparative performance information relating to an applicable benchmark index and comparable funds;
(3)	the subadvisorys' fees for the fund, including any breakpoints, and to the extent available, comparable fee information prepared by an independent third party provider of fund data; and
(4)	information relating to the nature and scope of any material relationships and their significant to the Trust's Advisor and Subadvisors.

Nature, extent, and quality of services. With respect to the services provided by the Subadvisors, the Board received information provided to the Board by the Subadvisors, including each Subadvisor's Form ADV, as well as took into account information presented throughout the past year. The Board considered each Subadvisor's current level of staffing and its overall resources, as well as received information relating to each Subadvisor's compensation program. The Board reviewed each Subadvisor's history and investment experience, as well as information regarding the qualifications, background, and responsibilities of each Subadvisor's investment and compliance personnel who provide services to the fund. The Board also considered, among other things, each Subadvisor's compliance program and any disciplinary history. The Board also considered each Subadvisor's risk assessment and monitoring process. The Board reviewed each Subadvisor's regulatory history, including whether it was involved in any regulatory actions or investigations as well as material litigation, and any settlements and amelioratory actions undertaken, as appropriate. The Board noted that the Advisor conducts regular, periodic reviews of each Subadvisor and its operations, including regarding investment processes and organizational and staffing matters. The Board also noted that the Trust's CCO and his staff conduct regular, periodic compliance reviews with each Subadvisor and present reports to the Independent Trustees regarding the same, which includes evaluating the regulatory compliance systems of each Subadvisor and procedures reasonably designed to assure compliance with the federal securities laws. The Board also took into account the financial condition of the Subadvisors.

The Board considered each Subadvisor's investment process and philosophy. The Board took into account that each Subadvisor's responsibilities include the development and maintenance of an investment program for the fund that is consistent with the fund's investment objective, the selection of investment securities and the placement of orders for the purchase and sale of such securities, as well as the implementation of compliance controls related to performance of these services. The Board also received information with respect to each Subadvisor's brokerage policies and practices, including with respect to best execution and soft dollars.

Subadvisor compensation. In considering the cost of services to be provided by each Subadvisor and the profitability to each Subadvisor of its relationship with the fund, the Board noted that the fees under the Subadvisory Agreements are paid by the Advisor and not the fund.

The Board also relied on the ability of the Advisor to negotiate the Subadvisory Agreements with the Subadvisors, which are not affiliated with the Advisor, and the fees thereunder at arm's length. As a result, the costs of the services to be provided and the profits to be realized by the Subadvisors from its relationship with the Trust were not a material factor in the Board's consideration of the Subadvisory Agreements.

The Board also received information regarding the nature and scope (including their significance to the Advisor and its affiliates and to the Subadvisors) of any material relationships with respect to the Subadvisors, which include arrangements in which the Subadvisors or its affiliates provide advisory, distribution, or management services in connection with financial products sponsored by the Advisor or its affiliates, and may include other registered investment companies, a 529 education savings plan, managed separate accounts and exempt group annuity contracts sold to qualified plans. The Board also

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received information and took into account any other potential conflicts of interest the Advisor might have in connection with the Subadvisory Agreements.

In addition, the Board considered other potential indirect benefits that the Subadvisors and its affiliates may receive from the Subadvisors' relationship with the fund, such as the opportunity to provide advisory services to additional funds in the John Hancock Fund Complex and reputational benefits.

Subadvisory fees. The Board considered that the fund pays an advisory fee to the Advisor and that, in turn, the Advisor pays a subadvisory fee to each Subadvisor. As noted above, the Board also considered the fund's subadvisory fees as compared to similarly situated investment companies deemed to be comparable to the fund as included in the report prepared by the independent third party provider of fund data, to the extent available. The Board noted that the limited size of the Lipper peer group was not sufficient for comparative purposes. The Board also took into account the subadvisory fees paid by the Advisor to the Subadvisors with respect to the fund and compared them to fees charged by each Subadvisor to manage other subadvised portfolios and portfolios not subject to regulation under the 1940 Act, as applicable.

Subadvisor performance. As noted above, the Board considered the fund's performance as compared to the fund's peer group and the benchmark index and noted that the Board reviews information about the fund's performance results at its regularly scheduled meetings. The Board noted the Advisor's expertise and resources in monitoring the performance, investment style and risk-adjusted performance of the Subadvisors. The Board was mindful of the Advisor's focus on the Subadvisors' performance. The Board also noted the Subadvisors' long-term performance record for similar accounts, as applicable.

The Board's decision to approve the Subadvisory Agreements was based on a number of determinations, including the following:

(1)	the Subadvisor has extensive experience and demonstrated skills as a manager;
(2)	the performance of the fund is being monitored and reasonably addressed, where appropriate;
(3)	the subadvisory fees are reasonable in relation to the level and quality of services being provided; and
(4)	noted that the subadvisory fees are paid by the Advisor not the fund and that the subadvisory fee breakpoints are reflected as breakpoints in the advisory fees for the fund in order to permit shareholders to benefit from economies of scale if the fund grows.

* * *

Based on the Board's evaluation of all factors that the Board deemed to be material, including those factors described above, the Board, including the Independent Trustees, concluded that renewal of the Advisory Agreement and the Subadvisory Agreements would be in the best interest of the fund and its shareholders. Accordingly, the Board, and the Independent Trustees voting separately, approved the Advisory Agreement and Subadvisory Agreements for an additional one-year period.

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Trustees and Officers

This chart provides information about the Trustees and Officers who oversee your John Hancock fund. Officers elected by the Trustees manage the day-to-day operations of the fund and execute policies formulated by the Trustees.

Independent Trustees

Name, year of birth Position(s) held with Trust Principal occupation(s) and other directorships during past 5 years	Trustee of the Trust since[1]	Number of John Hancock funds overseen by Trustee
Hassell H. McClellan, Born: 1945	2005	216
Trustee and Chairperson of the Board
Director/Trustee, Virtus Funds (since 2008); Director, The Barnes Group (since 2010); Associate Professor, The Wallace E. Carroll School of Management, Boston College (retired 2013). Trustee (since 2014) and Chairperson of the Board (since 2017), John Hancock Collateral Trust; Trustee (since 2015) and Chairperson of the Board (since 2017), John Hancock Exchange-Traded Fund Trust; Trustee (since 2012) and Chairperson of the Board (since 2017), John Hancock retail funds[3]; Trustee (2005-2006 and since 2012) and Chairperson of the Board (since 2017), John Hancock Funds III; Trustee (since 2005) and Chairperson of the Board (since 2017), John Hancock Variable Insurance Trust and John Hancock Funds II.

Charles L. Bardelis,[2] Born: 1941	2005	216
Trustee
Director, Island Commuter Corp. (marine transport). Trustee, John Hancock Collateral Trust (since 2014), Trustee, John Hancock Exchange-Traded Fund Trust (since 2015); Trustee, John Hancock retail funds[3] (since 2012); Trustee, John Hancock Funds III (2005-2006 and since 2012); Trustee, John Hancock Variable Insurance Trust (since 1988); Trustee, John Hancock Funds II (since 2005).

James R. Boyle, Born: 1959	2015	216
Trustee
Chief Executive Officer, Foresters Financial (since 2018); Chairman and Chief Executive Officer, Zillion Group, Inc. (formerly HealthFleet, Inc.) (healthcare) (2014-2018); Executive Vice President and Chief Executive Officer, U.S. Life Insurance Division of Genworth Financial, Inc. (insurance) (January 2014-July 2014); Senior Executive Vice President, Manulife Financial Corporation, President and Chief Executive Officer, John Hancock (1999-2012); Chairman and Director, John Hancock Advisers, LLC, John Hancock Funds, LLC, and John Hancock Investment Management Services, LLC (2005-2010). Trustee, John Hancock Collateral Trust and John Hancock Exchange-Traded Fund Trust (since 2015); Trustee, John Hancock retail funds[3] (2005-2010; 2012-2014 and since 2015); Trustee, John Hancock Variable Insurance Trust and John Hancock Funds II (2005-2014 and since 2015).

Peter S. Burgess,[2] Born: 1942	2005	216
Trustee
Consultant (financial, accounting, and auditing matters) (since 1999); Certified Public Accountant; Partner, Arthur Andersen (independent public accounting firm) (prior to 1999); Director, Lincoln Educational Services Corporation (since 2004); Director, Symetra Financial Corporation (2010-2016); Director, PMA Capital Corporation (2004-2010). Trustee, John Hancock Collateral Trust (since 2014); Trustee, John Hancock Exchange-Traded Fund Trust (since 2015); Trustee, John Hancock retail funds[3] (since 2012); Trustee, John Hancock Funds III (2005-2006 and since 2012); Trustee, John Hancock Variable Insurance Trust and John Hancock Funds II (since 2005).

William H. Cunningham, Born: 1944	2012	216
Trustee
Professor, University of Texas, Austin, Texas (since 1971); former Chancellor, University of Texas System and former President of the University of Texas, Austin, Texas; Chairman (since 2009) and Director (since 2006), Lincoln National Corporation (insurance); Director, Southwest Airlines (since 2000); former Director, LIN Television (2009-2014). Trustee, John Hancock retail funds[3] (since 1986); Trustee, John Hancock Variable Insurance Trust (since 2012); Trustee, John Hancock Funds II (2005-2006 and since 2012); Trustee, John Hancock Collateral Trust (since 2014); Trustee, John Hancock Exchange-Traded Fund Trust (since 2015).

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Independent Trustees (continued)

Name, year of birth Position(s) held with Trust Principal occupation(s) and other directorships during past 5 years	Trustee of the Trust since[1]	Number of John Hancock funds overseen by Trustee
Grace K. Fey, Born: 1946	2008	216
Trustee
Chief Executive Officer, Grace Fey Advisors (since 2007); Director and Executive Vice President, Frontier Capital Management Company (1988-2007); Director, Fiduciary Trust (since 2009). Trustee, John Hancock Collateral Trust (since 2014); Trustee, John Hancock Exchange-Traded Fund Trust (since 2015); Trustee, John Hancock retail funds[3] (since 2012); Trustee, John Hancock Variable Insurance Trust and John Hancock Funds II (since 2008).

Theron S. Hoffman,[2] Born: 1947	2008	216
Trustee
Chief Executive Officer, T. Hoffman Associates, LLC (consulting firm) (since 2003); Director, The Todd Organization (consulting firm) (2003-2010); President, Westport Resources Management (investment management consulting firm) (2006-2008); Board Member, Senior Managing Director, Partner, and Operating Head, Putnam Investments (2000-2003); Executive Vice President, The Thomson Corp. (financial and legal information publishing) (1997-2000). Trustee, John Hancock Collateral Trust (since 2014); Trustee, John Hancock Exchange-Traded Fund Trust (since 2015); Trustee, John Hancock retail funds[3] (since 2012); Trustee, John Hancock Variable Insurance Trust and John Hancock Funds II (since 2008).

Deborah C. Jackson, Born: 1952	2012	216
Trustee
President, Cambridge College, Cambridge, Massachusetts (since 2011); Board of Directors, National Association of Corporate Directors/New England (since 2015); Board of Directors, Association of Independent Colleges and Universities of Massachusetts (since 2014); Chief Executive Officer, American Red Cross of Massachusetts Bay (2002-2011); Board of Directors of Eastern Bank Corporation (since 2001); Board of Directors of Eastern Bank Charitable Foundation (since 2001); Board of Directors of American Student Assistance Corporation (1996-2009); Board of Directors of Boston Stock Exchange (2002-2008); Board of Directors of Harvard Pilgrim Healthcare (health benefits company) (2007-2011). Trustee, John Hancock retail funds[3] (since 2008); Trustee, John Hancock Variable Insurance Trust and John Hancock Funds II (since 2012); Trustee, John Hancock Collateral Trust (since 2014); and Trustee, John Hancock Exchange-Traded Fund Trust (since 2015).

James M. Oates, Born: 1946	2005	216

Trustee
Managing Director, Wydown Group (financial consulting firm) (since 1994); Chairman and Director, Emerson Investment Management, Inc. (2000-2015); Independent Chairman, Hudson Castle Group, Inc. (formerly IBEX Capital Markets, Inc.) (financial services company) (1997-2011); Director, Stifel Financial (since 1996); Director, Investor Financial Services Corporation (1995-2007); Director, Connecticut River Bancorp (1998-2014); Director/Trustee, Virtus Funds (since 1988). Trustee (since 2014) and Chairperson of the Board (2014-2016), John Hancock Collateral Trust; Trustee (since 2015) and Chairperson of the Board (2015-2016), John Hancock Exchange-Traded Fund Trust; Trustee (since 2012) and Chairperson of the Board (2012-2016), John Hancock retail funds[3]; Trustee (2005-2006 and since 2012) and Chairperson of the Board (2012-2016), John Hancock Funds III; Trustee (since 2004) and Chairperson of the Board (2005-2016), John Hancock Variable Insurance Trust; Trustee (since 2005) and Chairperson of the Board, John Hancock Funds II (2005-2016).

Steven R. Pruchansky, Born: 1944	2012	216
Trustee and Vice Chairperson of the Board
Managing Director, Pru Realty (since 2017); Chairman and Chief Executive Officer, Greenscapes of Southwest Florida, Inc. (since 2000); Director and President, Greenscapes of Southwest Florida, Inc. (until 2000); Member, Board of Advisors, First American Bank (until 2010); Managing Director, Jon James, LLC (real estate) (since 2000); Partner, Right Funding, LLC (2014-2017); Director, First Signature Bank & Trust Company (until 1991); Director, Mast Realty Trust (until 1994); President, Maxwell Building Corp. (until 1991). Trustee (since 1992) and Chairperson of the Board (2011-2012), John Hancock retail funds[3]; Trustee and Vice Chairperson of the Board, John Hancock retail funds[3] John Hancock Variable Insurance Trust, and John Hancock Funds II (since 2012); Trustee and Vice Chairperson of the Board, John Hancock Collateral Trust (since 2014); Trustee and Vice Chairperson of the Board, John Hancock Exchange-Traded Fund Trust (since 2015).

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Independent Trustees (continued)

Name, year of birth Position(s) held with Trust Principal occupation(s) and other directorships during past 5 years	Trustee of the Trust since[1]	Number of John Hancock funds overseen by Trustee
Gregory A. Russo, Born: 1949	2012	216
Trustee
Director and Audit Committee Chairman (since 2012), and Member, Audit Committee and Finance Committee (since 2011), NCH Healthcare System, Inc. (holding company for multi-entity healthcare system); Director and Member (since 2012) and Finance Committee Chairman (since 2014), The Moorings, Inc. (nonprofit continuing care community); Vice Chairman, Risk & Regulatory Matters, KPMG LLP (KPMG) (2002-2006); Vice Chairman, Industrial Markets, KPMG (1998-2002); Chairman and Treasurer, Westchester County, New York, Chamber of Commerce (1986-1992); Director, Treasurer, and Chairman of Audit and Finance Committees, Putnam Hospital Center (1989-1995); Director and Chairman of Fundraising Campaign, United Way of Westchester and Putnam Counties, New York (1990-1995). Trustee, John Hancock retail funds[3] (since 2008); Trustee, John Hancock Variable Insurance Trust and John Hancock Funds II (since 2012); Trustee, John Hancock Collateral Trust (since 2014); Trustee, John Hancock Exchange-Traded Fund Trust (since 2015).

Non-Independent Trustees4

Name, year of birth Position(s) held with Trust Principal occupation(s) and other directorships during past 5 years	Trustee of the Trust since[1]	Number of John Hancock funds overseen by Trustee
Andrew G. Arnott, Born: 1971	2017	216
President and Non-Independent Trustee
Executive Vice President, John Hancock Financial Services (since 2009, including prior positions); Director and Executive Vice President, John Hancock Advisers, LLC (since 2005, including prior positions); Director and Executive Vice President, John Hancock Investment Management Services, LLC (since 2006, including prior positions); President, John Hancock Funds, LLC (since 2004, including prior positions); President, John Hancock retail funds,[3] John Hancock Variable Insurance Trust, and John Hancock Funds II (since 2007, including prior positions); President, John Hancock Collateral Trust and John Hancock Exchange-Traded Fund Trust (since 2014). Trustee, John Hancock Collateral Trust, John Hancock Exchange-Traded Fund Trust, John Hancock retail funds,[3] John Hancock Variable Insurance Trust, and John Hancock Funds II (since 2017).

Marianne Harrison, Born: 1963	2018	216
Non-Independent Trustee
President and CEO, John Hancock (since 2017); President and CEO, Manulife Canadian Division (2013-2017); Member, Board of Directors, American Council of Life Insurers (ACLI) (since 2018); Member, Board of Directors, Communitech, an industry-led innovation center that fosters technology companies in Canada (since 2017); Member, Board of Directors, Manulife Assurance Canada (since 2015); Board Member, St. Mary's General Hospital Foundation (since 2014); Member, Board of Directors, Manulife Bank of Canada (since 2013); Member, Standing Committee of the Canadian Life & Health Assurance Association (since 2013); Member, Board of Directors, John Hancock USA, John Hancock Life & Health, John Hancock New York (2012-2013). Trustee, John Hancock Collateral Trust, John Hancock Exchange-Traded Fund Trust, John Hancock retail funds[3], John Hancock Variable Insurance Trust, and John Hancock Funds II (since 2018).

Warren A. Thomson, Born: 1955	2012	216
Non-Independent Trustee
Senior Executive Vice President and Chief Investment Officer, Manulife Financial Corporation and The Manufacturers Life Insurance Company (since 2009); Chairman, Manulife Asset Management (since 2001, including prior positions); Director and Chairman, Manulife Asset Management Limited (since 2006); Director and Chairman, Hancock Natural Resources Group, Inc. (since 2013). Trustee, John Hancock retail funds,[3] John Hancock Variable Insurance Trust, and John Hancock Funds II (since 2012); Trustee, John Hancock Collateral Trust (since 2014); Trustee, John Hancock Exchange-Traded Fund Trust (since 2015).

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Principal officers who are not Trustees

Name, year of birth Position(s) held with Trust Principal occupation(s) during past 5 years	Officer of the Trust since
John J. Danello, Born: 1955	2014
Senior Vice President, Secretary, and Chief Legal Officer
Vice President and Chief Counsel, John Hancock Wealth Management (since 2005); Senior Vice President (since 2007) and Chief Legal Counsel (2007-2010), John Hancock Funds, LLC and The Berkeley Financial Group, LLC; Senior Vice President (since 2006, including prior positions) and Chief Legal Officer and Secretary (since 2014), John Hancock retail funds,[3] John Hancock Funds II and John Hancock Variable Insurance Trust; Senior Vice President, Secretary and Chief Legal Officer, John Hancock Collateral Trust and John Hancock Exchange-Traded Fund Trust (since 2014); Vice President, John Hancock Life & Health Insurance Company (since 2009); Vice President, John Hancock Life Insurance Company (USA) and John Hancock Life Insurance Company of New York (since 2010); and Senior Vice President, Secretary and Chief Legal Counsel (2007-2014, including prior positions) of John Hancock Advisers, LLC and John Hancock Investment Management Services, LLC.

Francis V. Knox, Jr., Born: 1947	2005
Chief Compliance Officer
Vice President, John Hancock Financial Services (since 2005); Chief Compliance Officer, John Hancock retail funds,[3] John Hancock Variable Insurance Trust, John Hancock Funds II, John Hancock Advisers, LLC, and John Hancock Investment Management Services, LLC (since 2005); Chief Compliance Officer, John Hancock Collateral Trust and John Hancock Exchange-Traded Fund Trust (since 2014).

Charles A. Rizzo, Born: 1957	2007
Chief Financial Officer
Vice President, John Hancock Financial Services (since 2008); Senior Vice President, John Hancock Advisers, LLC and John Hancock Investment Management Services, LLC (since 2008); Chief Financial Officer, John Hancock retail funds,[3] John Hancock Variable Insurance Trust and John Hancock Funds II (since 2007); Chief Financial Officer, John Hancock Collateral Trust and John Hancock Exchange-Traded Fund Trust (since 2014).

Salvatore Schiavone, Born: 1965	2009
Treasurer
Assistant Vice President, John Hancock Financial Services (since 2007); Vice President, John Hancock Advisers, LLC and John Hancock Investment Management Services, LLC (since 2007); Treasurer, John Hancock retail funds[3] (since 2007, including prior positions); Treasurer, John Hancock Variable Insurance Trust and John Hancock Funds II (2007-2009 and since 2010, including prior positions); Treasurer, John Hancock Collateral Trust and John Hancock Exchange-Traded Fund Trust (since 2014).

The business address for all Trustees and Officers is 601 Congress Street, Boston, Massachusetts 02210-2805.

The Statement of Additional Information of the fund includes additional information about members of the Board of Trustees of the Trust and is available without charge, upon request, by calling 800-225-5291.

1	Each Trustee holds office until his or her successor is elected and qualified, or until the Trustee's death, retirement, resignation, or removal. Mr. Boyle has served as Trustee at various times prior to the date listed in the table.
2	Member of the Audit Committee.
3	"John Hancock retail funds" comprises John Hancock Funds III and 40 other John Hancock funds consisting of 30 series of other John Hancock trusts and 10 closed-end funds.
4	The Trustee is a Non-Independent Trustee due to current or former positions with the Advisor and certain affiliates.
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More information

Trustees

Hassell H. McClellan, Chairperson
Steven R. Pruchansky, Vice Chairperson
Andrew G. Arnott†
Charles L. Bardelis*
James R. Boyle
Peter S. Burgess*
William H. Cunningham
Grace K. Fey
Marianne Harrison†#
Theron S. Hoffman*
Deborah C. Jackson
James M. Oates
Gregory A. Russo
Warren A. Thomson†

Officers

Andrew G. Arnott
President

John J. Danello
Senior Vice President, Secretary,
and Chief Legal Officer

Francis V. Knox, Jr.
Chief Compliance Officer

Charles A. Rizzo
Chief Financial Officer

Salvatore Schiavone
Treasurer

Investment advisor

John Hancock Advisers, LLC

Subadvisors

Brandywine Global Investment Management, LLC
Dimensional Fund Advisors LP
GW & K Investment Management, LLC

Principal distributor

John Hancock Funds, LLC

Custodian

State Street Bank and Trust Company

Transfer agent

John Hancock Signature Services, Inc.

Legal counsel

K&L Gates LLP

Independent registered public accounting firm

PricewaterhouseCoopers LLP

*Member of the Audit Committee
†Non-Independent Trustee
#Effective 6-19-18

The fund's proxy voting policies and procedures, as well as the fund proxy voting record for the most recent twelve-month period ended June 30, are available free of charge on the Securities and Exchange Commission (SEC) website at sec.gov or on our website.

The fund's complete list of portfolio holdings, for the first and third fiscal quarters, is filed with the SEC on Form N-Q. The fund's Form N-Q is available on our website and the SEC's website, sec.gov, and can be reviewed and copied (for a fee) at the SEC's Public Reference Room in Washington, DC. Call 800-SEC-0330 to receive information on the operation of the SEC's Public Reference Room.

We make this information on your fund, as well as monthly portfolio holdings, and other fund details available on our website at jhinvestments.com or by calling 800-225-5291.

You can also contact us:
800-225-5291 jhinvestments.com	Regular mail: John Hancock Signature Services, Inc. P.O. Box 55913 Boston, MA 02205-5913	Express mail: John Hancock Signature Services, Inc. Suite 55913 30 Dan Road Canton, MA 02021

ANNUAL REPORT   |   JOHN HANCOCK NEW OPPORTUNITIES FUND       51

John Hancock family of funds

DOMESTIC EQUITY FUNDS

Blue Chip Growth

Classic Value

Disciplined Value

Disciplined Value Mid Cap

Equity Income

Financial Industries

Fundamental All Cap Core

Fundamental Large Cap Core

Fundamental Large Cap Value

Natural Resources

New Opportunities

Regional Bank

Small Cap Core

Small Cap Growth

Small Cap Value

Strategic Growth

U.S. Global Leaders Growth

U.S. Growth

Value Equity

GLOBAL AND INTERNATIONAL EQUITY FUNDS

Disciplined Value International

Emerging Markets

Emerging Markets Equity

Fundamental Global Franchise

Global Equity

Global Shareholder Yield

Greater China Opportunities

International Growth

International Small Company

International Value Equity

INCOME FUNDS

Bond

California Tax-Free Income

Emerging Markets Debt

Floating Rate Income

Government Income

High Yield

High Yield Municipal Bond

Income

Investment Grade Bond

Money Market

Short Duration Credit Opportunities

Spectrum Income

Strategic Income Opportunities

Tax-Free Bond

ALTERNATIVE AND SPECIALTY FUNDS

Absolute Return Currency

Alternative Asset Allocation

Enduring Assets

Global Absolute Return Strategies

Global Conservative Absolute Return

Global Focused Strategies

Redwood

Seaport Long/Short

Technical Opportunities

A fund's investment objectives, risks, charges, and expenses should be considered carefully before investing. The prospectus contains this and other important information about the fund. To obtain a prospectus, contact your financial professional, call John Hancock Investments at 800-225-5291, or visit our website at jhinvestments.com. Please read the prospectus carefully before investing or sending money.

ASSET ALLOCATION

Balanced

Income Allocation

Multi-Index Lifetime Portfolios

Multi-Index Preservation Portfolios

Multimanager Lifestyle Portfolios

Multimanager Lifetime Portfolios

Retirement Income 2040

EXCHANGE-TRADED FUNDS

John Hancock Multifactor Consumer Discretionary ETF

John Hancock Multifactor Consumer Staples ETF

John Hancock Multifactor Developed International ETF

John Hancock Multifactor Energy ETF

John Hancock Multifactor Financials ETF

John Hancock Multifactor Healthcare ETF

John Hancock Multifactor Industrials ETF

John Hancock Multifactor Large Cap ETF

John Hancock Multifactor Materials ETF

John Hancock Multifactor Mid Cap ETF

John Hancock Multifactor Small Cap ETF

John Hancock Multifactor Technology ETF

John Hancock Multifactor Utilities ETF

ENVIRONMENTAL, SOCIAL, AND GOVERNANCE FUNDS

ESG All Cap Core

ESG Core Bond

ESG International Equity

ESG Large Cap Core

CLOSED-END FUNDS

Financial Opportunities

Hedged Equity & Income

Income Securities Trust

Investors Trust

Preferred Income

Preferred Income II

Preferred Income III

Premium Dividend

Tax-Advantaged Dividend Income

Tax-Advantaged Global Shareholder Yield

John Hancock Multifactor ETF shares are bought and sold at market price (not NAV), and are not individually redeemed from the fund. Brokerage commissions will reduce returns.

John Hancock ETFs are distributed by Foreside Fund Services, LLC, and are subadvised by Dimensional Fund Advisors LP.
Foreside is not affiliated with John Hancock Funds, LLC or Dimensional Fund Advisors LP.

Dimensional Fund Advisors LP receives compensation from John Hancock in connection with licensing rights to the
John Hancock Dimensional indexes. Dimensional Fund Advisors LP does not sponsor, endorse, or sell, and makes no representation as to the advisability of investing in, John Hancock Multifactor ETFs.

John Hancock Investments

A trusted brand

John Hancock Investments is a premier asset manager representing one of
America's most trusted brands, with a heritage of financial stewardship dating back to 1862. Helping our shareholders pursue their financial goals is at the core of everything we do. It's why we support the role of professional financial advice and operate with the highest standards of conduct and integrity.

A better way to invest

We serve investors globally through a unique multimanager approach:
We search the world to find proven portfolio teams with specialized expertise for every strategy we offer, then we apply robust investment oversight to ensure they continue to meet our uncompromising standards and serve the best interests of our shareholders.

Results for investors

Our unique approach to asset management enables us to provide a diverse set of investments backed by some of the world's best managers, along with strong risk-adjusted returns across asset classes.

John Hancock Funds, LLC ■ Member FINRA, SIPC 601 Congress Street ■ Boston, MA 02210-2805 800-225-5291 ■ jhinvestments.com
This report is for the information of the shareholders of John Hancock New Opportunities Fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by a prospectus.
MF601575	452A 8/18 10/18

John Hancock

Redwood Fund

Annual report 8/31/18

A message to shareholders

Dear shareholder,

Financial markets around the world have experienced a meaningful rise in volatility this year, particularly when compared with the unusual calm of 2017. The robust economic growth in the United States has been periodically undermined by announcements of new rounds of tariffs and heightened fears of a full-blown trade war with China. In addition to rising inflation and interest rates, the biggest threat today to the nine-year bull market may in fact be policy uncertainty, a theme that will likely only become more pronounced as we head into November's midterm elections.

Short-term uncertainty notwithstanding, the good news is that asset prices of stocks are ultimately driven by fundamentals, and those continue to appear extremely supportive. Unemployment sits close to historic lows, consumer confidence is up and trending higher, and the housing market has continued to strengthen, buoyed in part by rising demand. The question for investors is whether equities in the remaining months of 2018 will take their cues from these positive trends or the policy and political wavering that have characterized much of this year.

Your best resource in unpredictable and volatile markets is your financial advisor, who can help position your portfolio so that it's sufficiently diversified to meet your long-term objectives and to withstand the inevitable turbulence along the way.

On behalf of everyone at John Hancock Investments, I'd like to take this opportunity to welcome new shareholders and to thank existing shareholders for the continued trust you've placed in us.

Sincerely,

Andrew G. Arnott
President and CEO,
John Hancock Investments
Head of Wealth and Asset Management,
United States and Europe

This commentary reflects the CEO's views, which are subject to change at any time. Investing involves risks, including the potential loss of principal. Diversification does not guarantee investment returns and does not eliminate risk of loss. For more up-to-date information, please visit our website at jhinvestments.com.

John Hancock
Redwood Fund

2	Your fund at a glance
4	Discussion of fund performance
8	A look at performance
10	Your expenses
12	Fund's investments
18	Financial statements
21	Financial highlights
26	Notes to financial statements
33	Report of independent registered public accounting firm
34	Tax information
35	Continuation of investment advisory and subadvisory agreements
41	Trustees and Officers
45	More information

ANNUAL REPORT   |   JOHN HANCOCK REDWOOD FUND       1

Your fund at a glance

INVESTMENT OBJECTIVE

The fund seeks long-term capital appreciation with a high degree of downside protection and reduced volatility relative to the broad U.S. equity market.

AVERAGE ANNUAL TOTAL RETURNS AS OF 8/31/18 (%)

The ICE Bank of America Merrill Lynch U.S. Treasury Bill 3-Month Index tracks the performance of three month U.S. treasury bills.

The S&P 500 Index is an unmanaged index that includes 500 widely traded common stocks and is included as a broad measure of market performance.

It is not possible to invest directly in an index. Index figures do not reflect expenses or sales charges, which would result in lower returns.

Figures from Morningstar, Inc. include reinvested distributions and do not take into account sales charges. Actual load-adjusted performance is lower. Since-inception returns for the Morningstar fund category average are not available.

1	Class A shares were first offered on 12-30-13. Returns prior to this date are those of Class NAV shares (first offered on 9-29-11) that have not been adjusted for class-specific expenses; otherwise, returns would vary.

The past performance shown here reflects reinvested distributions and the beneficial effect of any expense reductions, and does not guarantee future results. Performance of the other share classes will vary based on the difference in the fees and expenses of those classes. Shares will fluctuate in value and, when redeemed, may be worth more or less than their original cost. Current month-end performance may be lower or higher than the performance cited, and can be found at jhinvestments.com or by calling 800-225-5291. For further information on the fund's objectives, risks, and strategy, see the fund's prospectus.

ANNUAL REPORT   |   JOHN HANCOCK REDWOOD FUND       2

PERFORMANCE HIGHLIGHTS OVER THE LAST TWELVE MONTHS

U.S. equities overcame trade, inflation risks

U.S. stocks withstood growing trade tensions with China and signs of increasing inflation to finish the period with strong gains that were boosted by robust corporate earnings.

Limited equity exposure weighed on performance

The fund outperformed its primary benchmark, the ICE Bank of America Merrill Lynch U.S. Treasury Bill 3-Month Index, but significantly trailed the broad-based S&P 500 Index because of its limited equity exposure.

Volatility trends were supportive

A normalizing volatility environment enabled the fund's buy/write strategy to capture higher yields and strong returns, particularly in the latter months of the period.

SECTOR COMPOSITION AS OF 8/31/18 (%)

A note about risks

While the fund seeks to limit losses through options and other strategies, it may still lose money. The stock prices of midsize and small companies can change more frequently and dramatically than those of large companies. The value of a company's equity securities is subject to changes in the company's financial condition and overall market and economic conditions. Investments in initial public offerings are often volatile. Foreign investing has additional risks, such as currency and market volatility and political and social instability. Derivatives transactions, such as hedging and other strategic transactions, may increase a fund's volatility and could produce disproportionate losses, potentially more than the fund's principal investment. Investing in an exchange-traded fund generally reflects the risks of investing in the underlying securities it is designed to track. Liquidity—the extent to which a security may be sold or a derivative position closed without negatively affecting its market value—may be impaired by reduced trading volume, heightened volatility, rising interest rates, and other market conditions. Please see the fund's prospectus for additional risks.

ANNUAL REPORT   |   JOHN HANCOCK REDWOOD FUND       3

Discussion of fund performance

An interview with Portfolio Manager Todd G. Hawthorne, Boston Partners

Todd G. Hawthorne
Portfolio Manager
Boston Partners

What factors most influenced the U.S. economy and equity markets during the 12 months ended August 31, 2018?

U.S. equity markets withstood several periods of heightened risk to finish strongly. Gains were supported by a healthy economy and above-average corporate earnings growth that received a lift from corporate tax reform. The S&P 500 Index gained 19.66% to finish the period near all-time highs, led by continued momentum in information technology and strength in consumer discretionary.

Stocks kept grinding higher despite concerns over rising inflation that could lead to higher interest rates and growing trade tensions between the United States and China. The U.S. Federal Reserve (Fed) raised short-term interest rates three times during the period, and again shortly after period end. Fed Chairman Jerome Powell indicated that its tightening program will continue as inflation nears its 2.00% target and U.S. GDP delivered 4.20% year-over-year growth in the second quarter of 2018. The 10-year U.S. Treasury yield rose from 2.12% at the start of the period to 2.86% at the end of the period. Crude oil prices also rose substantially, leading a rebound in energy stocks. Equity volatility spiked several times during the period with the Cboe Volatility Index (VIX) reaching its highest level in five years in February. While still below historical levels, the Fed's rate tightening program and geopolitical risks spurred volatility toward normalization.

ANNUAL REPORT   |   JOHN HANCOCK REDWOOD FUND       4

"Stocks kept grinding higher despite concerns over rising inflation that could lead to higher interest rates and growing trade tensions between the United States and China."

How did the fund's performance compare to the overall stock market and its benchmark, the ICE Bank of America Merrill Lynch U.S. Treasury Bill 3-Month Index?

The fund's strategy seeks to generate performance by taking advantage of normal to above-average levels of volatility to capture higher yields from our buy/write strategy. A buy/write strategy involves buying long positions and selling covered calls in the same security. A normalizing volatility environment allowed us to reset much of the portfolio at higher yields and capture strong returns, particularly in the latter months of the period. Meanwhile, the fund's drag coefficient (positions below breakeven levels) remained between 0% and 1% of assets throughout the period, enabling us to capture most of the portfolio's yield. Against this backdrop, the fund's Class A shares (excluding sales charges) outperformed the benchmark; however, the fund's limited exposure to equity market risk caused it to lag the broader-based S&P 500 Index.

What were some of the positive drivers of performance?

Several profitable buy/write positions in cyclical sectors were the leading contributors to performance. Oil and gas exploration and production company Diamondback Energy, Inc. was supported by strengthening crude oil prices. Global bank Citigroup, Inc. was a leading beneficiary of

TOP 10 HOLDINGS AS OF 8/31/18 (%)

Citigroup, Inc.	11.5
Delta Air Lines, Inc.	6.2
Bank of America Corp.	4.4
Legg Mason, Inc.	3.6
The Goldman Sachs Group, Inc.	3.6
Walgreens Boots Alliance, Inc.	3.5
Parsley Energy, Inc., Class A	3.4
HCA Healthcare, Inc.	3.3
Comcast Corp., Class A	3.1
Diamondback Energy, Inc.	3.1
TOTAL	45.7
As a percentage of net assets.
Cash and cash equivalents are not included.

ANNUAL REPORT   |   JOHN HANCOCK REDWOOD FUND       5

"The uptrend in volatility over the period strengthens our confidence in a return to a normalized volatility regime conducive to the fund's yield harvesting strategy."
a steady pace of interest-rate increases, corporate tax cuts for U.S. companies, and robust equity market results. Performance was also driven by a buy/write position in Delta Air Lines, Inc., which delivered record revenues from healthy customer traffic and the ability to maintain pricing.

What were some of the main detractors?

An unprofitable buy/write position in specialty pharmaceutical maker Allergan PLC was the most significant detractor from performance due to competitive threats to two of its primary treatments, Botox for cosmetic improvements and Restasis for dry-eye. The shares did rebound at the end of the period on improving earnings results, clinical readouts and a new share buyback program. A buy/write position in apparel maker Hanesbrands, Inc. detracted from results, hurt by disappointing earnings and the loss of a major contract with Target Corp. We eliminated the fund's holdings in both positions before period end.

What noteworthy changes did you make to the portfolio?

The fund seeks to provide advanced risk-adjusted returns by utilizing an in-the-money, equity buy/write strategy. In pursuit of this goal, we increased exposure to the industrials and financials sectors and decreased exposure to information technology and energy. Examples of new positions include Lear Corp. and Wyndham Hotels & Resorts, Inc. within consumer discretionary, both fundamentally strong businesses trading at attractive valuations, and American Express Company and The Goldman Sachs Group, Inc. within financials, two strong, attractively priced franchises with continually improving business momentum.

How did you position the fund at the end of the period?

The fund requires periods of normal volatility to capture meaningful yields from the equity call options we purchase. The uptrend in volatility over the period strengthens our confidence in a return to a normalized volatility regime conducive to the fund's yield harvesting strategy.

ANNUAL REPORT   |   JOHN HANCOCK REDWOOD FUND       6

Additionally, we believe the impact of rising rates on fixed-income volatility should also prove beneficial for the fund going forward. Rising rates have negatively affected longer duration fixed-income strategies, but through consequent increased volatility, have improved the opportunity set and return potential for the fund. In such an environment, we believe the fund can serve as an alternative source of yield and attractive complement to U.S. fixed income.

MANAGED BY

Todd G. Hawthorne On the fund since inception Investing since 1997

The views expressed in this report are exclusively those of Todd G. Hawthorne, Boston Partners, and are subject to change. They are not meant as investment advice. Please note that the holdings discussed in this report may not have been held by the fund for the entire period. Portfolio composition is subject to review in accordance with the fund's investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk. Boston Partners is an indirect, wholly owned subsidiary of Orix Corporation of Japan.
ANNUAL REPORT   |   JOHN HANCOCK REDWOOD FUND       7

A look at performance

TOTAL RETURNS FOR THE PERIOD ENDED  AUGUST 31, 2018

Average annual total returns (%) with maximum sales charge				Cumulative total returns (%) with maximum sales charge
	1-year	5-year	Since inception[1]	5-year	Since inception[1]
Class A2	-0.30	1.66	3.18	8.57	24.21
Class C2	3.17	2.16	3.55	11.28	27.33
Class I2,3	5.26	3.01	4.17	16.00	32.72
Class R6[2,3]	5.32	3.15	4.27	16.77	33.61
Class NAV[3]	5.41	3.17	4.29	16.87	33.72
Index 1†	1.52	0.49	0.38	2.46	2.63
Index 2†	19.66	14.52	16.72	97.01	191.76

Performance figures assume all distributions have been reinvested. Figures reflect maximum sales charges on Class A shares of 5% and the contingent deferred sales charges (CDSC) on Class C shares. Class C shares sold within one year of purchase are subject to a 1% CDSC. Sales charges are not applicable to Class I, Class R6, and Class NAV shares.

The expense ratios of the fund, both net (including any fee waivers and/or expense limitations) and gross (excluding any fee waivers and/or expense limitations), are set forth according to the most recent publicly available prospectuses for the fund and may differ from those disclosed in the Financial highlights tables in this report. The expense ratios are as follows:

	Class A	Class C	Class I	Class R6	Class NAV
Gross/Net (%)	1.69	2.39	1.38	1.29	1.27

Please refer to the most recent prospectus and annual or semiannual report for more information on expenses and any expense limitation arrangements for each class.

The returns reflect past results and should not be considered indicative of future performance. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility and other factors, the fund's current performance may be higher or lower than the performance shown. For current to the most recent month-end performance data, please call 800-225-5291 or visit the fund's website at jhinvestments.com.

The performance table above and the chart on the next page do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The fund's performance results reflect any applicable fee waivers or expense reductions, without which the expenses would increase and results would have been less favorable.

†	Index 1 is the ICE Bank of America Merrill Lynch U.S. Treasury Bill 3-Month Index; Index 2 is the S&P 500 Index.

See the following page for footnotes.

ANNUAL REPORT   |   JOHN HANCOCK REDWOOD FUND       8

This chart and table show what happened to a hypothetical $10,000 investment in John Hancock Redwood Fund for the share classes and periods indicated, assuming all distributions were reinvested. For comparison, we've shown the same investment in two separate indexes.

	Start date	With maximum sales charge ($)	Without sales charge ($)	Index 1 ($)	Index 2 ($)
Class C2,4	9-29-11	12,733	12,733	10,263	29,176
Class I2,3	9-29-11	13,272	13,272	10,263	29,176
Class R6[2,3]	9-29-11	13,361	13,361	10,263	29,176
Class NAV[3]	9-29-11	13,372	13,372	10,263	29,176

The ICE Bank of America Merrill Lynch U.S. Treasury Bill 3-Month Index tracks the performance of three month U.S. treasury bills.

The S&P 500 Index is an unmanaged index that includes 500 widely traded common stocks and is included as a broad measure of market performance.

It is not possible to invest directly in an index. Index figures do not reflect expenses or sales charges, which would result in lower returns.

Footnotes related to performance pages

1	From 9-29-11.
2	Class A, Class I, and Class R6 shares were first offered on 12-30-13; Class C shares were first offered on 6-27-14. Returns prior to these dates are those of Class NAV shares (first offered on 9-29-11) that have not been adjusted for class-specific expenses; otherwise, returns would vary.
3	For certain types of investors, as described in the fund's prospectuses.
4	The contingent deferred sales charge is not applicable.
ANNUAL REPORT   |   JOHN HANCOCK REDWOOD FUND       9

Your expenses
These examples are intended to help you understand your ongoing operating expenses of investing in the fund so you can compare these costs with the ongoing costs of investing in other mutual funds.
Understanding fund expenses
As a shareholder of the fund, you incur two types of costs:
■Transaction costs, which include sales charges (loads) on purchases or redemptions (varies by share class), minimum account fee charge, etc.
■Ongoing operating expenses, including management fees, distribution and service fees (if applicable), and other fund expenses.
We are presenting only your ongoing operating expenses here.
Actual expenses/actual returns
The first line of each share class in the table on the following page is intended to provide information about the fund’s actual ongoing operating expenses, and is based on the fund’s actual return. It assumes an account value of $1,000.00 on March 1, 2018, with the same investment held until August 31, 2018.
Together with the value of your account, you may use this information to estimate the operating expenses that you paid over the period. Simply divide your account value at August 31, 2018, by $1,000.00, then multiply it by the “expenses paid” for your share class from the table. For example, for an account value of $8,600.00, the operating expenses should be calculated as follows:
Hypothetical example for comparison purposes
The second line of each share class in the table on the following page allows you to compare the fund’s ongoing operating expenses with those of any other fund. It provides an example of the fund’s hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed 5% annualized return before expenses (which is not the fund’s actual return). It assumes an account value of $1,000.00 on March 1, 2018, with the same investment held until August 31, 2018. Look in any other fund shareholder report to find its hypothetical example and you will be able to compare these expenses. Please remember that these hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.
Remember, these examples do not include any transaction costs, therefore, these examples will not help you to determine the relative total costs of owning different funds. If transaction costs were included, your expenses would have been higher. See the prospectuses for details regarding transaction costs.
10	JOHN HANCOCK REDWOOD FUND | ANNUAL REPORT

SHAREHOLDER EXPENSE EXAMPLE CHART

		Account value on 3-1-2018	Ending value on 8-31-2018	Expenses paid during period ended 8-31-2018[1]	Annualized expense ratio
Class A	Actual expenses/actual returns	$1,000.00	$1,033.70	$ 9.23	1.80%
	Hypothetical example	1,000.00	1,016.10	9.15	1.80%
Class C	Actual expenses/actual returns	1,000.00	1,029.70	12.74	2.49%
	Hypothetical example	1,000.00	1,012.70	12.63	2.49%
Class I	Actual expenses/actual returns	1,000.00	1,036.00	7.75	1.51%
	Hypothetical example	1,000.00	1,017.60	7.68	1.51%
Class R6	Actual expenses/actual returns	1,000.00	1,035.80	7.18	1.40%
	Hypothetical example	1,000.00	1,018.10	7.12	1.40%
Class NAV	Actual expenses/actual returns	1,000.00	1,036.70	7.14	1.39%
	Hypothetical example	1,000.00	1,018.20	7.07	1.39%

[1]	Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).
ANNUAL REPORT | JOHN HANCOCK REDWOOD FUND	11

Fund’s investments
AS OF 8-31-18
	Shares	Value
Common stocks 97.1%		$87,617,234
(Cost $75,566,568)
Consumer discretionary 21.5%		19,389,986
Auto components 2.6%
Lear Corp. (A)	14,400	2,335,680
Hotels, restaurants and leisure 1.5%
Wyndham Hotels & Resorts, Inc. (A)	23,400	1,327,950
Internet and direct marketing retail 1.5%
Booking Holdings, Inc. (A)(B)	700	1,366,085
Media 6.6%
Comcast Corp., Class A (A)	75,800	2,803,842
Liberty Global PLC, Series C (A)(B)	59,800	1,548,223
Twenty-First Century Fox, Inc., Class A (A)	35,900	1,629,860
Multiline retail 1.9%
Macy's, Inc. (A)	47,700	1,743,435
Specialty retail 7.4%
Best Buy Company, Inc. (A)	22,500	1,790,100
Dick's Sporting Goods, Inc. (A)	59,400	2,223,936
Lowe's Companies, Inc. (A)	24,100	2,620,875
Consumer staples 5.6%		5,015,410
Food and staples retailing 5.6%
The Kroger Company (A)	59,100	1,861,650
Walgreens Boots Alliance, Inc. (A)	46,000	3,153,760
Energy 9.0%		8,084,610
Oil, gas and consumable fuels 9.0%
Cimarex Energy Company (A)	12,700	1,072,896
Diamondback Energy, Inc. (A)	22,800	2,760,624
Marathon Petroleum Corp. (A)	14,100	1,160,289
Parsley Energy, Inc., Class A (A)(B)	111,300	3,090,801
Financials 34.1%		30,755,673
Banks 20.3%
Bank of America Corp. (A)	129,600	4,008,528
Citigroup, Inc. (A)	145,900	10,393,915
KeyCorp (A)	104,100	2,193,387
Wells Fargo & Company (A)	29,400	1,719,312
Capital markets 8.6%
Legg Mason, Inc. (A)	104,000	3,244,800
TD Ameritrade Holding Corp. (A)	22,400	1,311,968
The Goldman Sachs Group, Inc. (A)	13,600	3,234,216
Consumer finance 3.7%
American Express Company (A)	18,600	1,971,228
12	JOHN HANCOCK REDWOOD FUND | ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Shares	Value
Financials (continued)
Consumer finance (continued)
Capital One Financial Corp. (A)	13,300	$1,317,897
Insurance 1.5%
Everest Re Group, Ltd. (A)	6,100	1,360,422
Health care 6.9%		6,232,009
Biotechnology 1.3%
Gilead Sciences, Inc. (A)	15,000	1,135,950
Health care providers and services 3.3%
HCA Healthcare, Inc. (A)	22,400	3,004,064
Pharmaceuticals 2.3%
Merck & Company, Inc. (A)	30,500	2,091,995
Industrials 9.6%		8,694,584
Airlines 8.3%
Delta Air Lines, Inc. (A)	95,000	5,555,600
United Continental Holdings, Inc. (A)(B)	22,500	1,966,950
Building products 1.3%
Owens Corning (A)	20,700	1,172,034
Information technology 7.9%		7,143,351
Software 2.8%
Nuance Communications, Inc. (A)(B)	154,300	2,518,176
Technology hardware, storage and peripherals 5.1%
Apple, Inc. (A)	6,100	1,388,543
HP, Inc. (A)	49,600	1,222,640
NetApp, Inc. (A)	23,200	2,013,992
Materials 0.7%		675,450
Containers and packaging 0.7%
Graphic Packaging Holding Company (A)	47,500	675,450
Telecommunication services 1.8%		1,626,161
Diversified telecommunication services 1.8%
AT&T, Inc. (A)	50,913	1,626,161

	Yield (%)	Shares	Value
Short-term investments 20.7%			$18,705,892
(Cost $18,705,892)
Money market funds 20.7%			18,705,892
State Street Institutional U.S. Government Money Market Fund, Premier Class	1.8679(C)	18,705,892	18,705,892

Total investments (Cost $94,272,460) 117.8%	$106,323,126
Other assets and liabilities, net (17.8%)	(16,052,445)
Total net assets 100.0%	$90,270,681

SEE NOTES TO FINANCIAL STATEMENTS	ANNUAL REPORT | JOHN HANCOCK REDWOOD FUND	13

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
Security Abbreviations and Legend
(A)	All or a portion of this security is segregated as collateral for options. Total collateral value at 8-31-18 was $81,506,819.
(B)	Non-income producing security.
(C)	The rate shown is the annualized seven-day yield as of 8-31-18.
14	JOHN HANCOCK REDWOOD FUND | ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

DERIVATIVES
WRITTEN OPTIONS
Options on securities
Counterparty (OTC)/ Exchange-traded	Name of issuer		Exercise price	Expiration date	Number of contracts	Notional amount	Premium	Value
Calls
Exchange-traded	American Express Company	USD	77.50	Jan 2019	186	18,600	$330,507	$(541,260)
Exchange-traded	Apple, Inc.	USD	135.00	Sep 2018	1	100	2,793	(9,290)
Exchange-traded	Apple, Inc.	USD	140.00	Jan 2019	60	6,000	185,033	(527,100)
Exchange-traded	AT&T, Inc.	USD	28.00	Jan 2019	509	50,900	223,938	(211,235)
Exchange-traded	Bank of America Corp.	USD	24.00	Nov 2018	156	15,600	99,052	(108,030)
Exchange-traded	Bank of America Corp.	USD	22.00	Jan 2019	370	37,000	219,138	(333,000)
Exchange-traded	Bank of America Corp.	USD	25.00	Jan 2019	770	77,000	544,647	(469,700)
Exchange-traded	Best Buy Company, Inc.	USD	55.00	Sep 2018	225	22,500	467,225	(551,250)
Exchange-traded	Booking Holdings, Inc.	USD	1,470.00	Sep 2018	7	700	235,565	(337,260)
Exchange-traded	Capital One Financial Corp.	USD	72.50	Jan 2019	133	13,300	249,630	(362,425)
Exchange-traded	Cimarex Energy Company	USD	75.00	Mar 2019	127	12,700	224,676	(186,055)
Exchange-traded	Citigroup, Inc.	USD	65.00	Sep 2018	759	75,900	938,739	(485,757)
Exchange-traded	Citigroup, Inc.	USD	62.50	Jun 2019	700	70,000	843,465	(805,000)
Exchange-traded	Comcast Corp.	USD	32.50	Oct 2018	391	39,100	227,542	(180,838)
Exchange-traded	Comcast Corp.	USD	33.75	Jan 2019	367	36,700	288,808	(154,140)
Exchange-traded	Delta Air Lines, Inc.	USD	45.00	Jan 2019	550	55,000	694,061	(809,875)
Exchange-traded	Delta Air Lines, Inc.	USD	47.00	Jan 2019	400	40,000	589,014	(463,000)
Exchange-traded	Diamondback Energy, Inc.	USD	100.00	Jan 2019	228	22,800	646,819	(550,620)
Exchange-traded	Dick's Sporting Goods, Inc.	USD	27.00	Jan 2019	300	30,000	239,087	(325,500)
Exchange-traded	Dick's Sporting Goods, Inc.	USD	29.00	Jan 2019	294	29,400	291,928	(274,890)
Exchange-traded	Everest Re Group, Ltd.	USD	195.00	Oct 2018	61	6,100	200,502	(167,750)
Exchange-traded	Gilead Sciences, Inc.	USD	70.00	Jan 2019	150	15,000	217,789	(115,500)
Exchange-traded	Graphic Packaging Holdings Company	USD	12.50	Mar 2019	475	47,500	116,185	(100,938)
Exchange-traded	HCA Healthcare, Inc.	USD	80.00	Jan 2019	224	22,400	514,508	(1,216,320)
Exchange-traded	HP, Inc.	USD	20.00	Jan 2019	496	49,600	221,192	(240,560)
Exchange-traded	KeyCorp	USD	17.00	Dec 2018	441	44,100	164,032	(196,245)
Exchange-traded	KeyCorp	USD	17.00	Jan 2019	600	60,000	268,169	(265,500)
Exchange-traded	Lear Corp.	USD	165.00	Dec 2018	144	14,400	406,497	(120,960)
Exchange-traded	Legg Mason, Inc.	USD	30.00	Nov 2018	1,040	104,000	257,361	(210,600)
Exchange-traded	Liberty Global PLC	USD	30.00	Jan 2019	598	59,800	108,812	(40,365)
SEE NOTES TO FINANCIAL STATEMENTS	ANNUAL REPORT | JOHN HANCOCK REDWOOD FUND	15

Options on securities (continued)
Counterparty (OTC)/ Exchange-traded	Name of issuer		Exercise price	Expiration date	Number of contracts	Notional amount	Premium	Value
Exchange-traded	Lowe's Companies, Inc.	USD	75.00	Oct 2018	241	24,100	$390,229	$(812,170)
Exchange-traded	Macy's, Inc.	USD	27.00	Jan 2019	477	47,700	494,626	(467,460)
Exchange-traded	Marathon Petroleum Corp	USD	70.00	Jan 2019	141	14,100	181,460	(195,285)
Exchange-traded	Merck & Company, Inc.	USD	57.50	Sep 2018	305	30,500	171,393	(342,363)
Exchange-traded	NetApp, Inc.	USD	45.00	Sep 2018	14	1,400	15,427	(58,485)
Exchange-traded	NetApp, Inc.	USD	50.00	Jan 2019	218	21,800	207,522	(806,600)
Exchange-traded	Nuance Communications, Inc.	USD	14.00	Jan 2019	1,543	154,300	334,768	(439,755)
Exchange-traded	Owens Corning	USD	55.00	Nov 2018	207	20,700	235,141	(86,940)
Exchange-traded	Parsley Energy, Inc.	USD	20.00	Jan 2019	620	62,000	367,006	(511,500)
Exchange-traded	Parsley Energy, Inc.	USD	22.50	Jan 2019	493	49,300	365,783	(303,195)
Exchange-traded	TD Ameritrade Holding Corp.	USD	50.00	Nov 2018	224	22,400	251,314	(206,080)
Exchange-traded	The Goldman Sachs Group, Inc.	USD	210.00	Jan 2019	42	4,200	205,808	(138,075)
Exchange-traded	The Goldman Sachs Group, Inc.	USD	220.00	Jan 2019	94	9,400	428,899	(233,825)
Exchange-traded	The Kroger Company	USD	22.50	Jan 2019	253	25,300	196,567	(215,683)
Exchange-traded	The Kroger Company	USD	24.00	Jan 2019	338	33,800	158,507	(267,020)
Exchange-traded	Twenty-First Century Fox, Inc	USD	33.00	Oct 2018	359	35,900	243,026	(446,955)
Exchange-traded	United Continental Holdings, Inc.	USD	55.00	Sep 2018	225	22,500	394,182	(720,563)
Exchange-traded	Walgreens Boots Alliance, Inc.	USD	65.00	Jan 2019	272	27,200	289,934	(164,560)
Exchange-traded	Walgreens Boots Alliances Company	USD	62.50	Jan 2019	188	18,800	169,379	(146,640)
Exchange-traded	Wells Fargo & Company	USD	50.00	Sep 2018	2	200	1,454	(1,705)
Exchange-traded	Wells Fargo & Company	USD	55.00	Sep 2018	135	13,500	123,112	(49,275)
Exchange-traded	Wells Fargo & Company	USD	55.00	Jan 2019	157	15,700	159,659	(79,678)
Exchange-traded	WyndhamWorldwide Corp.	USD	45.00	Feb 2019	234	23,400	370,174	(311,220)
							$15,772,084	$(17,365,995)
Puts
Exchange-traded	Alphabet, Inc.	USD	1,000.00	Sep 2018	20	2,000	$60,138	$(550)
Exchange-traded	Diamondback Energy, Inc.	USD	100.00	Nov 2018	100	10,000	17,696	(13,250)
16	JOHN HANCOCK REDWOOD FUND | ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

Options on securities (continued)
Counterparty (OTC)/ Exchange-traded	Name of issuer		Exercise price	Expiration date	Number of contracts	Notional amount	Premium	Value
Exchange-traded	Verizon Communications, Inc.	USD	47.00	Jan 2019	450	45,000	$88,631	$(19,575)
							$166,465	$(33,375)
							$15,938,549	$(17,399,370)

Derivatives Currency Abbreviations
USD	U.S. Dollar
At 8-31-18, the aggregate cost of investments for federal income tax purposes was $81,935,522. Net unrealized appreciation aggregated to $6,988,234, of which $11,113,917 related to gross unrealized appreciation and $4,125,683 related to gross unrealized depreciation.
OTC is an abbreviation for over-the-counter. See Notes to financial statements regarding investment transactions and other derivatives information.
SEE NOTES TO FINANCIAL STATEMENTS	ANNUAL REPORT | JOHN HANCOCK REDWOOD FUND	17

Financial statements
STATEMENT OF ASSETS AND LIABILITIES 8-31-18

Assets
Unaffiliated investments, at value (Cost $94,272,460)	$106,323,126
Dividends and interest receivable	121,615
Receivable for investments sold	1,287,661
Receivable from affiliates	1,617
Other assets	41,785
Total assets	107,775,804
Liabilities
Written options, at value (Premiums received $15,938,549)	17,399,370
Payable for fund shares repurchased	1,508
Payable to affiliates
Accounting and legal services fees	4,483
Transfer agent fees	441
Trustees' fees	191
Other liabilities and accrued expenses	99,130
Total liabilities	17,505,123
Net assets	$90,270,681
Net assets consist of
Paid-in capital	$83,923,603
Undistributed net investment income	343,486
Accumulated net realized gain (loss) on investments and written options	(4,586,253)
Net unrealized appreciation (depreciation) on investments and written options	10,589,845
Net assets	$90,270,681

Net asset value per share
Based on net asset value and shares outstanding - the fund has an unlimited number of shares authorized with no par value
Class A ($313,674 ÷ 28,404 shares) [1]	$11.04
Class C ($86,430 ÷ 8,046 shares) [1]	$10.74
Class I ($2,759,842 ÷ 246,210 shares)	$11.21
Class R6 ($10,697,934 ÷ 947,344 shares)	$11.29
Class NAV ($76,412,801 ÷ 6,765,100 shares)	$11.30
Maximum offering price per share
Class A (net asset value per share ÷ 95%)[2]	$11.62

[1]	Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.
[2]	On single retail sales of less than $50,000. On sales of $50,000 or more and on group sales the offering price is reduced.
18	JOHN HANCOCK REDWOOD FUND | ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

STATEMENT OF OPERATIONS For the year ended  8-31-18

Investment income
Dividends	$1,381,196
Interest	191,959
Less foreign taxes withheld	(1,175)
Total investment income	1,571,980
Expenses
Investment management fees	1,143,336
Distribution and service fees	2,115
Accounting and legal services fees	13,968
Transfer agent fees	6,070
Trustees' fees	968
Custodian fees	19,410
State registration fees	58,364
Printing and postage	21,437
Professional fees	75,571
Other	13,502
Total expenses	1,354,741
Less expense reductions	(20,157)
Net expenses	1,334,584
Net investment income	237,396
Realized and unrealized gain (loss)
Net realized gain (loss) on
Unaffiliated investments	8,026,314
Written options	(3,391,821)
4,634,493
Change in net unrealized appreciation (depreciation) of
Unaffiliated investments	57,359
Written options	(29,085)
28,274
Net realized and unrealized gain	4,662,767
Increase in net assets from operations	$4,900,163

SEE NOTES TO FINANCIAL STATEMENTS	ANNUAL REPORT | JOHN HANCOCK REDWOOD FUND	19

STATEMENTS OF CHANGES IN NET ASSETS

	Year ended 8-31-18	Year ended 8-31-17
Increase (decrease) in net assets
From operations
Net investment income (loss)	$237,396	$(549,083)
Net realized gain	4,634,493	17,271,598
Change in net unrealized appreciation (depreciation)	28,274	(5,389,665)
Increase in net assets resulting from operations	4,900,163	11,332,850
From fund share transactions	(14,955,104)	(383,449,717)
Total decrease	(10,054,941)	(372,116,867)
Net assets
Beginning of year	100,325,622	472,442,489
End of year	$90,270,681	$100,325,622
Undistributed net investment income	$343,486	—
20	JOHN HANCOCK REDWOOD FUND | ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

Financial highlights
CLASS A SHARES Period ended	8-31-18	8-31-17	8-31-16	8-31-15	8-31-14 [1]
Per share operating performance
Net asset value, beginning of period	$10.52	$10.07	$10.73	$11.52	$11.28
Net investment loss[2]	(0.02)	(0.05)	(0.05)	(0.08)	(0.08)
Net realized and unrealized gain (loss) on investments	0.54	0.50	0.20	(0.17)	0.32
Total from investment operations	0.52	0.45	0.15	(0.25)	0.24
Less distributions
From net realized gain	—	—	(0.81)	(0.54)	—
Net asset value, end of period	$11.04	$10.52	$10.07	$10.73	$11.52
Total return (%)[3,4]	4.94	4.47	1.50	(2.24)	2.13 [5]
Ratios and supplemental data
Net assets, end of period (in millions)	$— [6]	$1	$— [6]	$1	$— [6]
Ratios (as a percentage of average net assets):
Expenses before reductions	1.82	1.76	1.60	3.12	6.19 [7]
Expenses including reductions	1.80	1.76	1.59	1.70	1.62 [7]
Net investment loss	(0.20)	(0.45)	(0.45)	(0.74)	(1.07) [7]
Portfolio turnover (%)	73	124	82	89	86 [8]

[1]	The inception date for Class A shares is 12-30-13.
[2]	Based on average daily shares outstanding.
[3]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[4]	Does not reflect the effect of sales charges, if any.
[5]	Not annualized.
[6]	Less than $500,000.
[7]	Annualized.
[8]	Portfolio turnover is shown for the period from 9-1-13 to 8-31-14.
SEE NOTES TO FINANCIAL STATEMENTS	ANNUAL REPORT | JOHN HANCOCK REDWOOD FUND	21

CLASS C SHARES Period ended	8-31-18	8-31-17	8-31-16	8-31-15	8-31-14 [1]
Per share operating performance
Net asset value, beginning of period	$10.31	$9.93	$10.67	$11.53	$11.46
Net investment loss[2]	(0.09)	(0.12)	(0.12)	(0.16)	(0.04)
Net realized and unrealized gain (loss) on investments	0.52	0.50	0.19	(0.16)	0.11
Total from investment operations	0.43	0.38	0.07	(0.32)	0.07
Less distributions
From net realized gain	—	—	(0.81)	(0.54)	—
Net asset value, end of period	$10.74	$10.31	$9.93	$10.67	$11.53
Total return (%)[3,4]	4.17	3.83	0.72	(2.86)	0.61 [5]
Ratios and supplemental data
Net assets, end of period (in millions)	$— [6]	$— [6]	$— [6]	$— [6]	$— [6]
Ratios (as a percentage of average net assets):
Expenses before reductions	2.52	2.44	2.30	8.25	19.72 [7]
Expenses including reductions	2.50	2.44	2.29	2.40	2.40 [7]
Net investment loss	(0.88)	(1.23)	(1.16)	(1.46)	(1.91) [7]
Portfolio turnover (%)	73	124	82	89	86 [8]

[1]	The inception date for Class C shares is 6-27-14.
[2]	Based on average daily shares outstanding.
[3]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[4]	Does not reflect the effect of sales charges, if any.
[5]	Not annualized.
[6]	Less than $500,000.
[7]	Annualized.
[8]	Portfolio turnover is shown for the period from 9-1-13 to 8-31-14.
22	JOHN HANCOCK REDWOOD FUND | ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

CLASS I SHARES Period ended	8-31-18	8-31-17	8-31-16	8-31-15	8-31-14 [1]
Per share operating performance
Net asset value, beginning of period	$10.65	$10.16	$10.79	$11.54	$11.28
Net investment income (loss)[2]	0.01	(0.03)	(0.02)	(0.04)	(0.06)
Net realized and unrealized gain (loss) on investments	0.55	0.52	0.20	(0.17)	0.32
Total from investment operations	0.56	0.49	0.18	(0.21)	0.26
Less distributions
From net realized gain	—	—	(0.81)	(0.54)	—
Net asset value, end of period	$11.21	$10.65	$10.16	$10.79	$11.54
Total return (%)[3]	5.26	4.82	1.79	(1.87)	2.30 [4]
Ratios and supplemental data
Net assets, end of period (in millions)	$3	$5	$14	$29	$— [5]
Ratios (as a percentage of average net assets):
Expenses before reductions	1.53	1.40	1.28	1.33	5.87 [6]
Expenses including reductions	1.50	1.39	1.27	1.32	1.30 [6]
Net investment income (loss)	0.09	(0.28)	(0.15)	(0.38)	(0.75) [6]
Portfolio turnover (%)	73	124	82	89	86 [7]

[1]	The inception date for Class I shares is 12-30-13.
[2]	Based on average daily shares outstanding.
[3]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[4]	Not annualized.
[5]	Less than $500,000.
[6]	Annualized.
[7]	Portfolio turnover is shown for the period from 9-1-13 to 8-31-14.
SEE NOTES TO FINANCIAL STATEMENTS	ANNUAL REPORT | JOHN HANCOCK REDWOOD FUND	23

CLASS R6 SHARES Period ended	8-31-18	8-31-17	8-31-16	8-31-15	8-31-14 [1]
Per share operating performance
Net asset value, beginning of period	$10.72	$10.21	$10.83	$11.55	$11.28
Net investment income (loss)[2]	0.03	(0.01)	— [3]	(0.02)	(0.05)
Net realized and unrealized gain (loss) on investments	0.54	0.52	0.19	(0.16)	0.32
Total from investment operations	0.57	0.51	0.19	(0.18)	0.27
Less distributions
From net realized gain	—	—	(0.81)	(0.54)	—
Net asset value, end of period	$11.29	$10.72	$10.21	$10.83	$11.55
Total return (%)[4]	5.32	5.00	1.88	(1.61)	2.39 [5]
Ratios and supplemental data
Net assets, end of period (in millions)	$11	$12	$11	$11	$— [6]
Ratios (as a percentage of average net assets):
Expenses before reductions	1.43	1.34	1.19	1.28	5.78 [7]
Expenses including reductions	1.40	1.33	1.16	1.16	1.16 [7]
Net investment income (loss)	0.25	(0.11)	(0.03)	(0.20)	(0.60) [7]
Portfolio turnover (%)	73	124	82	89	86 [8]

[1]	The inception date for Class R6 shares is 12-30-13.
[2]	Based on average daily shares outstanding.
[3]	Less than $0.005 per share.
[4]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[5]	Not annualized.
[6]	Less than $500,000.
[7]	Annualized.
[8]	Portfolio turnover is shown for the period from 9-1-13 to 8-31-14.
24	JOHN HANCOCK REDWOOD FUND | ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

CLASS NAV SHARES Period ended	8-31-18	8-31-17	8-31-16	8-31-15	8-31-14
Per share operating performance
Net asset value, beginning of period	$10.72	$10.21	$10.83	$11.56	$11.17
Net investment income (loss)[1]	0.03	(0.02)	— [2]	(0.02)	(0.07)
Net realized and unrealized gain (loss) on investments	0.55	0.53	0.19	(0.17)	0.67
Total from investment operations	0.58	0.51	0.19	(0.19)	0.60
Less distributions
From net realized gain	—	—	(0.81)	(0.54)	(0.21)
Net asset value, end of period	$11.30	$10.72	$10.21	$10.83	$11.56
Total return (%)[3]	5.41	5.00	1.88	(1.69)	5.44
Ratios and supplemental data
Net assets, end of period (in millions)	$76	$83	$446	$513	$546
Ratios (as a percentage of average net assets):
Expenses before reductions	1.41	1.23	1.17	1.16	1.16
Expenses including reductions	1.39	1.22	1.16	1.16	1.15
Net investment income (loss)	0.26	(0.23)	(0.03)	(0.21)	(0.59)
Portfolio turnover (%)	73	124	82	89	86

[1]	Based on average daily shares outstanding.
[2]	Less than $0.005 per share.
[3]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
SEE NOTES TO FINANCIAL STATEMENTS	ANNUAL REPORT | JOHN HANCOCK REDWOOD FUND	25

Notes to financial statements

Note 1 — Organization

John Hancock Redwood Fund (the fund) is a series of John Hancock Funds II (the Trust), an open-end management investment company organized as a Massachusetts business trust and registered under the Investment Company Act of 1940, as amended (the 1940 Act). The investment objective of the fund is to seek long-term capital appreciation with a high degree of downside protection and reduced volatility relative to the broad U.S. equity market.

The fund may offer multiple classes of shares. The shares currently offered are detailed in the Statement of assets and liabilities. Class A and Class C shares are offered to all investors. Class I shares are offered to institutions and certain investors. Class R6 shares are available only to certain retirement plans, institutions and other investors. Class NAV shares are offered to John Hancock affiliated funds of funds, retirement plans for employees of John Hancock and/or Manulife Financial Corporation, and certain 529 plans. Class C shares convert to Class A shares ten years after purchase (certain exclusions may apply). Shareholders of each class have exclusive voting rights to matters that affect that class. The distribution and service fees, if any, and transfer agent fees for each class may differ.

Note 2 — Significant accounting policies

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (US GAAP), which require management to make certain estimates and assumptions as of the date of the financial statements. Actual results could differ from those estimates and those differences could be significant. The fund qualifies as an investment company under Topic 946 of Accounting Standards Codification of US GAAP.

Events or transactions occurring after the end of the fiscal period through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the fund:

Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 p.m., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the net asset value (NAV) may be determined as of the regularly scheduled close of the NYSE pursuant to the fund's Valuation Policies and Procedures.

In order to value the securities, the fund uses the following valuation techniques: Equity securities held by the fund are typically valued at the last sale price or official closing price on the exchange or principal market where the security trades. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Investments by the fund in open-end mutual funds are valued at their respective net asset values each business day. Options listed on an exchange are valued at the mean of the most recent bid and ask prices from the exchange where the option trades.

In certain instances, the Pricing Committee may determine to value equity securities using prices obtained from another exchange or market if trading on the exchange or market on which prices are typically obtained did not open for trading as scheduled, or if trading closed earlier than scheduled, and trading occurred as normal on another exchange or market.

Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the fund's Pricing Committee following procedures established by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed.

The fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the fund's own assumptions in determining the fair value of investments. Factors used in determining value may include market or

ANNUAL REPORT   |   JOHN HANCOCK REDWOOD FUND       26

issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.

As of August 31, 2018, all investments are categorized as Level 1 under the hierarchy described above.

Security transactions and related investment income. Investment security transactions are accounted for on a trade date plus one basis for daily NAV calculations. However, for financial reporting purposes, investment transactions are reported on trade date. Interest income is accrued as earned. Dividend income is recorded on the ex-date, except for dividends of foreign securities where the dividend may not be known until after the ex-date. In those cases, dividend income, net of withholding taxes, is recorded when the fund becomes aware of the dividends. Non-cash dividends, if any, are recorded at the fair market value of the securities received. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds from litigation.

Foreign taxes. The fund may be subject to withholding tax on income, capital gains or repatriation taxes imposed by certain countries, a portion of which may be recoverable. Foreign taxes are accrued based upon the fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests. Taxes are accrued based on gains realized by the fund as a result of certain foreign security sales. In certain circumstances, estimated taxes are accrued based on unrealized appreciation of such securities. Investment income is recorded net of foreign withholding taxes, less any amounts reclaimable.

Line of credit. The fund may have the ability to borrow from banks for temporary or emergency purposes, including meeting redemption requests that otherwise might require the untimely sale of securities. Pursuant to the fund's custodian agreement, the custodian may loan money to the fund to make properly authorized payments. The fund is obligated to repay the custodian for any overdraft, including any related costs or expenses. The custodian may have a lien, security interest or security entitlement in any fund property that is not otherwise segregated or pledged, to the extent of any overdraft, and to the maximum extent permitted by law.

The fund and other affiliated funds have entered into a syndicated line of credit agreement with Citibank, N.A. as the administrative agent that enables them to participate in a $750 million unsecured committed line of credit. Excluding commitments designated for a certain fund and subject to the needs of all other affiliated funds, the fund can borrow up to an aggregate commitment amount of $500 million, subject to asset coverage and other limitations as specified in the agreement. A commitment fee payable at the end of each calendar quarter, based on the average daily unused portion of the line of credit, is charged to each participating fund based on a combination of fixed and asset based allocations and is reflected in Other expenses on the Statement of operations. For the year ended August 31, 2018 the fund had no borrowings under the line of credit. Commitment fees for the year ended August 31, 2018 were $2,151.

Expenses. Within the John Hancock group of funds complex, expenses that are directly attributable to an individual fund are allocated to such fund. Expenses that are not readily attributable to a specific fund are allocated among all funds in an equitable manner, taking into consideration, among other things, the nature and type of expense and the fund's relative net assets. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Class allocations. Income, common expenses and realized and unrealized gains (losses) are determined at the fund level and allocated daily to each class of shares based on the net assets of the class. Class-specific expenses, such as distribution and service fees, if any, and transfer agent fees, for all classes, are charged daily at the class level based on the net assets of each class and the specific expense rates applicable to each class.

Federal income taxes. The fund intends to continue to qualify as a regulated investment company by complying with the applicable provisions of the Internal Revenue Code and will not be subject to federal income tax on taxable income that is distributed to shareholders. Therefore, no federal income tax provision is required.

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For federal income tax purposes, as of August 31, 2018, the fund has a short-term capital loss carryforward of $734,610 and a long-term capital loss carryforward of $250,032 available to offset future net realized capital gains. These carryforwards do not expire.

As of August 31, 2018, the fund had no uncertain tax positions that would require financial statement recognition, derecognition or disclosure. The fund's federal tax returns are subject to examination by the Internal Revenue Service for a period of three years.

Distribution of income and gains. Distributions to shareholders from net investment income and net realized gains, if any, are recorded on the ex-date. The fund generally declares and pays dividends and capital gain distributions, if any, annually. There were no distributions for the years ended August 31, 2018 and 2017.

Distributions paid by the fund with respect to each class of shares are calculated in the same manner, at the same time and in the same amount, except for the effect of class level expenses that may be applied differently to each class. As of August 31 2018, the components of distributable earnings on a tax basis consisted of $343,486 of undistributed ordinary income.

Such distributions and distributable earnings, on a tax basis, are determined in conformity with income tax regulations, which may differ from US GAAP. Distributions in excess of tax basis earnings and profits, if any, are reported in the fund's financial statements as a return of capital.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences, if any, will reverse in a subsequent period. Book-tax differences are primarily attributable to straddle loss deferrals, wash sale loss deferrals, and litigation proceeds.

Note 3 — Derivative Instruments

The fund may invest in derivatives in order to meet its investment objective. Derivatives include a variety of different instruments that may be traded in the over-the-counter (OTC) market, on a regulated exchange or through a clearing facility. The risks in using derivatives vary depending upon the structure of the instruments, including the use of leverage, optionality, the liquidity or lack of liquidity of the contract, the creditworthiness of the counterparty or clearing organization and the volatility of the position. Some derivatives involve risks that are potentially greater than the risks associated with investing directly in the referenced securities or other referenced underlying instrument. Specifically, the fund is exposed to the risk that the counterparty to an OTC derivatives contract will be unable or unwilling to make timely settlement payments or otherwise honor its obligations. OTC derivatives transactions typically can only be closed out with the other party to the transaction.

Certain options are traded on an exchange. Exchange-traded or centrally-cleared transactions generally present less counterparty risk to a fund than OTC transactions. The exchange or clearinghouse stands between the fund and the broker to the contract and therefore, credit risk is generally limited to the failure of the exchange or clearinghouse and the clearing member.

Options. There are two types of options, put options and call options. Options are traded either OTC or on an exchange. A call option gives the purchaser of the option the right to buy (and the seller the obligation to sell) the underlying instrument at the exercise price. A put option gives the purchaser of the option the right to sell (and the writer the obligation to buy) the underlying instrument at the exercise price. Writing puts and buying calls may increase the fund's exposure to changes in the value of the underlying instrument. Buying puts and writing calls may decrease the fund's exposure to such changes. Risks related to the use of options include the loss of premiums, possible illiquidity of the options markets, trading restrictions imposed by an exchange and movements in underlying security values, and for written options, potential losses in excess of the amounts recognized on the Statement of assets and liabilities. In addition, OTC options are subject to the risks of all OTC derivatives contracts.

When the fund writes an option, the premium received is included as a liability and subsequently "marked-to-market" to reflect the current market value of the option written. Premiums received from writing options that expire unexercised are recorded as realized gains. Premiums received from writing options which are exercised or are closed are added to or offset

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against the proceeds or amount paid on the transaction to determine the realized gain or loss. If a put option on a security is exercised, the premium received reduces the cost basis of the securities purchased by the fund.

During the year ended August 31, 2018, the fund wrote option contracts to gain exposure to certain securities markets, substitute for securities purchased, provide downside protection for the fund and generate premium income. The fund held written options with market values ranging from $15.5 million to $21.3 million, as measured at each quarter end.

Fair value of derivative instruments by risk category

The table below summarizes the fair value of derivatives held by the fund at August 31, 2018 by risk category:

Risk	Statement of assets and liabilities location	Financial instruments location	Asset derivatives fair value	Liabilities derivative fair value
Equity	Written options, at value	Written options	—	($17,399,370)

Effect of derivative instruments on the Statement of operations

The table below summarizes the net realized gain (loss) included in the net increase (decrease) in net assets from operations, classified by derivative instrument and risk category, for the year ended August 31, 2018:

Statement of operations location - net realized gain (loss) on:
Risk	Written options
Equity	($3,391,821)

The table below summarizes the net change in unrealized appreciation (depreciation) included in the net increase (decrease) in net assets from operations, classified by derivative instrument and risk category, for the year ended August 31, 2018:

Statement of operations location - change in unrealized appreciation (depreciation)
Risk	Written options
Equity	($29,085)

Note 4 — Guarantees and indemnifications

Under the Trust's organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust, including the fund. Additionally, in the normal course of business, the fund enters into contracts with service providers that contain general indemnification clauses. The fund's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the fund that have not yet occurred. The risk of material loss from such claims is considered remote.

Note 5 — Fees and transactions with affiliates

John Hancock Advisers, LLC (the Advisor) serves as investment advisor for the fund. John Hancock Funds, LLC (the Distributor), an affiliate of the Advisor, serves as principal underwriter of the fund. The Advisor and the Distributor are indirect, wholly owned subsidiaries of Manulife Financial Corporation (MFC).

Management fee. The fund has an investment management agreement with the Advisor under which the fund pays a daily management fee to the Advisor equivalent on an annual basis to the sum of the following: If the average daily net assets are less than $200 million, then the following fee schedule applies: a) 1.200% of the first $100 million of average daily net assets and b) 1.150% of the next $100 million of average daily net assets. If average daily net assets equal or exceed $200 million, then the following fee schedule applies: a) 1.100% of the first $500 million of average daily net assets and b) 1.050% of the fund's average daily net assets in excess of $500 million. The Advisor has a subadvisory agreement with Boston Partners Global Investors, Inc. The fund is not responsible for payment of the subadvisory fees.

The Advisor has contractually agreed to waive a portion of its management fee and/or reimburse expenses for certain funds of the John Hancock group of funds complex, including the fund (the participating portfolios). This waiver is based upon aggregate net assets of all the participating portfolios. The amount of the reimbursement is calculated daily and allocated

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among all the participating portfolios in proportion to the daily net assets of each fund. During the year ended August 31, 2018, this waiver amounted to 0.01% of the fund's average net assets. This agreement expires on June 30, 2020, unless renewed by mutual agreement of the Fund and the Advisor based upon a determination that this is appropriate under the circumstances at that time.

The Advisor has voluntarily agreed to reduce its management fee for the fund, or if necessary make payment to the fund, in an amount equal to the amount by which the expenses of the fund exceed 0.20% of the average net assets of the fund. For purposes of this agreement, "expenses of the fund" means all the expenses of the fund, excluding (a) taxes, (b) brokerage commissions, (c) interest expense, (d) litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the fund's business, (e) management fees, (f) class-specific expenses, (g) underlying fund expenses (acquired fund fees), and (h) short dividend expense. This agreement will continue in effect until terminated at any time by the advisor on notice to the fund.

The expense reductions described above amounted to the following for the year ended August 31, 2018:

Class	Expense reduction	Class	Expense reduction
Class A	$74	Class R6	$2,449
Class C	19	Class NAV	16,909
Class I	706	Total	$20,157

Expenses waived or reimbursed in the current fiscal period are not subject to recapture in future fiscal periods.

The investment management fees, including the impact of the waivers and reimbursements as described above, incurred for the year ended August 31, 2018, were equivalent to a net annual effective rate of 1.18% of the fund's average daily net assets.

Accounting and legal services. Pursuant to a service agreement, the fund reimburses the Advisor for all expenses associated with providing the administrative, financial, legal, compliance, accounting and recordkeeping services to the fund, including the preparation of all tax returns, periodic reports to shareholders and regulatory reports, among other services. These expenses are allocated to each share class based on its relative net assets at the time the expense was incurred. These accounting and legal services fees incurred for the year ended August 31, 2018 amounted to an annual rate of 0.01% of the fund's average daily net assets.

Distribution and service plans. The fund has a distribution agreement with the Distributor. The fund has adopted distribution and service plans with respect to Class A and Class C shares pursuant to Rule 12b-1 under the 1940 Act, to pay the Distributor for services provided as the distributor of shares of the fund. The fund may pay up to the following contractual rates of distribution and service fees under these arrangements, expressed as an annual percentage of average daily net assets for each class of the fund's shares:

Class	Rule 12b-1 fee
Class A	0.30%
Class C	1.00%

Sales charges. Class A shares are assessed up-front sales charges, which resulted in payments to the Distributor amounting to $381 for the year ended August 31, 2018. Of this amount, $62 was retained and used for printing prospectuses, advertising, sales literature and other purposes, $319 was paid as sales commissions to broker-dealers and $0 was paid as sales commissions to sales personnel of Signator Investors, Inc., a broker-dealer affiliate of the Advisor.

Class A and Class C shares may be subject to contingent deferred sales charges (CDSCs). Certain Class A shares that are acquired through purchases of $1 million or more and are redeemed within one year of purchase are subject to a 1.00% sales charge. Class C shares that are redeemed within one year of purchase are subject to a 1.00% CDSC. CDSCs are applied to the lesser of the current market value at the time of redemption or the original purchase cost of the shares being redeemed. Proceeds from CDSCs are used to compensate the Distributor for providing distribution-related services in

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connection with the sale of these shares. During the year ended August 31, 2018 there were no CDSCs received by the Distributor for Class A and Class C shares.

Transfer agent fees. The John Hancock Group of Funds has a complex-wide transfer agent agreement with John Hancock Signature Services, Inc. (Signature Services), an affiliate of the Advisor. The transfer agent fees paid to Signature Services are determined based on the cost to Signature Services (Signature Services Cost) of providing recordkeeping services. It also includes out-of-pocket expenses, including payments made to third-parties for recordkeeping services provided to their clients who invest in one or more John Hancock funds. In addition, Signature Services Cost may be reduced by certain fees that Signature Services receives in connection with retirement and small accounts. Signature Services Cost is calculated monthly and allocated, as applicable, to five categories of share classes: Retail Share and Institutional Share Classes of Non-Municipal Bond Funds, Class R6 Shares, Retirement Share Classes and Municipal Bond Share Classes. Within each of these categories, the applicable costs are allocated to the affected John Hancock affiliated funds and/or classes, based on the relative average daily net assets.

Class level expenses. Class level expenses for the year ended August 31, 2018 were:

Class	Distribution and service fees	Transfer agent fees
Class A	$1,148	$411
Class C	967	104
Class I	—	4,112
Class R6	—	1,443
Total	$2,115	$6,070

Trustee expenses. The fund compensates each Trustee who is not an employee of the Advisor or its affiliates. The costs of paying Trustee compensation and expenses are allocated to the fund based on its net assets relative to other funds within the John Hancock group of funds complex.

Note 6 — Fund share transactions

Transactions in fund shares for the years ended August 31, 2018 and 2017 were as follows:

		Year ended 8-31-18		Year ended 8-31-17
	Shares	Amount	Shares	Amount
Class A shares
Sold	15,804	$170,238	40,878	$422,647
Repurchased	(40,482)	(433,928)	(16,808)	(173,198)
Net increase (decrease)	(24,678)	$(263,690)	24,070	$249,449
Class C shares
Sold	—	—	1,625	$16,700
Repurchased	(4,123)	(42,882)	(1,081)	(10,884)
Net increase (decrease)	(4,123)	$(42,882)	544	$5,816
Class I shares
Sold	25,103	$275,524	159,263	$1,642,064
Repurchased	(260,379)	(2,819,152)	(1,077,348)	(11,078,823)
Net decrease	(235,276)	$(2,543,628)	(918,085)	$(9,436,759)
Class R6 shares
Sold	64,197	$702,197	53,654	$566,148
Repurchased	(225,980)	(2,463,406)	(59,959)	(636,225)
Net decrease	(161,783)	$(1,761,209)	(6,305)	$(70,077)

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		Year ended 8-31-18		Year ended 8-31-17
	Shares	Amount	Shares	Amount
Class NAV shares
Sold	491,409	$5,371,111	204,632	$2,175,432
Repurchased	(1,435,653)	(15,714,806)	(36,201,375)	(376,373,578)
Net decrease	(944,244)	$(10,343,695)	(35,996,743)	$(374,198,146)
Total net decrease	(1,370,104)	$(14,955,104)	(36,896,519)	$(383,449,717)

Affiliates of the fund owned 60% and 100% of shares of Class C and Class NAV, respectively, on August 31, 2018. Such concentration of shareholders' capital could have a material effect on the fund if such shareholders redeem from the fund.

Note 7 — Purchase and sale of securities

Purchases and sales of securities, other than short-term investments, amounted to $72,242,763 and $80,928,548, respectively, for the year ended August 31, 2018.

Note 8 — Investment by affiliated funds

Certain investors in the fund are affiliated funds that are managed by the Advisor and its affiliates. The affiliated funds do not invest in the fund for the purpose of exercising management or control; however, this investment may represent a significant portion of the fund's net assets. At August 31, 2018, John Hancock Funds II Alternative Asset Allocation Fund owned 84.7% of the fund's net assets.

Note 9 — Industry or sector risk

The fund may invest a large percentage of its assets in one or more particular industries or sectors of the economy. If a large percentage of the fund's assets are economically tied to a single or small number of industries or sectors of the economy, the fund will be less diversified than a more broadly diversified fund, and it may cause the fund to underperform if that industry or sector underperforms. In addition, focusing on a particular industry or sector may make the fund's NAV more volatile. Further, a fund that invests in particular industries or sectors is particularly susceptible to the impact of market, economic, regulatory and other factors affecting those industries or sectors.

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REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Trustees of John Hancock Funds II and Shareholders of John Hancock Redwood Fund

Opinion on the Financial Statements

We have audited the accompanying statement of assets and liabilities, including the fund's investments, of John Hancock Redwood Fund (one of the funds constituting John Hancock Funds II, referred to hereafter as the "Fund") as of August 31, 2018, the related statement of operations for the year ended August 31, 2018, the statements of changes in net assets for each of the two years in the period ended August 31, 2018, including the related notes, and the financial highlights for each of the periods indicated therein (collectively referred to as the "financial statements"). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of August 31, 2018, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended August 31, 2018 and the financial highlights for each of the periods indicated therein in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements are the responsibility of the Fund's management. Our responsibility is to express an opinion on the Fund's financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) ("PCAOB") and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of August 31, 2018 by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

/s/ PricewaterhouseCoopers LLP

Boston, Massachusetts

October 24, 2018

We have served as the auditor of one or more investment companies in the John Hancock group of funds since 1988.

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TAX INFORMATION

Unaudited

For federal income tax purposes, the following information is furnished with respect to the distributions of the fund, if any, paid during its taxable year ended August 31, 2018.

The fund reports the maximum amount allowable of its net taxable income as eligible for the corporate dividends-received deduction.

The fund reports the maximum amount allowable of its net taxable income as qualified dividend income as provided in the Jobs and Growth Tax Relief Reconciliation Act of 2003.

Eligible shareholders will be mailed a 2018 Form 1099-DIV in early 2019. This will reflect the tax character of all distributions paid in calendar year 2018.

Please consult a tax advisor regarding the tax consequences of your investment in the fund.

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CONTINUATION OF INVESTMENT ADVISORY AND SUBADVISORY AGREEMENTS

Evaluation of Advisory and Subadvisory Agreements by the Board of Trustees

This section describes the evaluation by the Board of Trustees (the Board) of John Hancock Funds II (the Trust) of the Advisory Agreement (the Advisory Agreement) with John Hancock Advisers, LLC (the Advisor) and the Subadvisory Agreement (the Subadvisory Agreement) with Boston Partners Global Investors, Inc. (the Subadvisor), for John Hancock Redwood Fund (the fund). The Advisory Agreement and Subadvisory Agreement are collectively referred to as the Agreements. Prior to the June 18-21, 2018 in-person meeting at which the Agreements were approved, the Board also discussed and considered information regarding the proposed continuation of the Agreements at an in-person meeting held on May 29-31, 2018.

Approval of Advisory and Subadvisory Agreements

At in-person meetings held on 18-21, 2018, the Board, including the Trustees who are not parties to any Agreement or considered to be interested persons of the Trust under the Investment Company Act of 1940, as amended (the 1940 Act) (the Independent Trustees), reapproved for an annual period the continuation of the Advisory Agreement between the Trust and the Advisor and the Subadvisory Agreement between the Advisor and the Subadvisor with respect to the fund.

In considering the Advisory Agreement and the Subadvisory Agreement, the Board received in advance of the meetings a variety of materials relating to the fund, the Advisor and the Subadvisor, including comparative performance, fee and expense information for a peer group of similar funds prepared by an independent third-party provider of mutual fund data, performance information for an applicable benchmark index; and, with respect to the Subadvisor, comparative performance information for comparably managed accounts, as applicable, and other information provided by the Advisor and the Subadvisor regarding the nature, extent and quality of services provided by the Advisor and the Subadvisor under their respective Agreements, as well as information regarding the Advisor's revenues and costs of providing services to the fund and any compensation paid to affiliates of the Advisor. At the meetings at which the renewal of the Advisory Agreement and Subadvisory Agreement are considered, particular focus is given to information concerning fund performance, comparability of fees and total expenses, and profitability. However, the Board notes that the evaluation process with respect to the Advisor and the Subadvisor is an ongoing one. In this regard, the Board also took into account discussions with management and information provided to the Board (including its various committees) at prior meetings with respect to the services provided by the Advisor and the Subadvisor to the fund, including quarterly performance reports prepared by management containing reviews of investment results and prior presentations from the Subadvisor with respect to the fund. The information received and considered by the Board in connection with the May and June meetings and throughout the year was both written and oral. The Board also considered the nature, quality, and extent of non-advisory services, if any, to be provided to the fund by the Advisor's affiliates, including distribution services. The Board considered the Advisory Agreement and the Subadvisory Agreement separately in the course of its review. In doing so, the Board noted the respective roles of the Advisor and Subadvisor in providing services to the fund.

Throughout the process, the Board asked questions of and requested additional information from management. The Board is assisted by counsel for the Trust and the Independent Trustees are also separately assisted by independent legal counsel throughout the process. The Independent Trustees also received a memorandum from their independent legal counsel discussing the legal standards for their consideration of the proposed continuation of the Agreements and discussed the proposed continuation of the Agreements in private sessions with their independent legal counsel at which no representatives of management were present.

Approval of Advisory Agreement

In approving the Advisory Agreement with respect to the fund, the Board, including the Independent Trustees, considered a variety of factors, including those discussed below. The Board also considered other factors (including conditions and trends prevailing generally in the economy, the securities markets, and the industry) and did not treat any single factor as determinative, and each Trustee may have attributed different weights to different factors. The Board's conclusions may be

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based in part on its consideration of the advisory and subadvisory arrangements in prior years and on the Board's ongoing regular review of fund performance and operations throughout the year.

Nature, extent, and quality of services. Among the information received by the Board from the Advisor relating to the nature, extent, and quality of services provided to the fund, the Board reviewed information provided by the Advisor relating to its operations and personnel, descriptions of its organizational and management structure, and information regarding the Advisor's compliance and regulatory history, including its Form ADV. The Board also noted that on a regular basis it receives and reviews information from the Trust's Chief Compliance Officer (CCO) regarding the fund's compliance policies and procedures established pursuant to Rule 38a-1 under the 1940 Act. The Board observed that the scope of services provided by the Advisor, and of the undertakings required of the Advisor in connection with those services, including maintaining and monitoring its own and the fund's compliance programs, risk management programs, liquidity management programs and cybersecurity programs, had expanded over time as a result of regulatory, market and other developments. The Board considered that the Advisor is responsible for the management of the day-to-day operations of the fund, including, but not limited to, general supervision of and coordination of the services provided by the Subadvisor, and is also responsible for monitoring and reviewing the activities of the Subadvisor and other third-party service providers. The Board also considered the significant risks assumed by the Advisor in connection with the services provided to the fund including entrepreneurial risk in sponsoring new funds and ongoing risks including investment, operational, enterprise, litigation, regulatory and compliance risks with respect to all funds.

In considering the nature, extent, and quality of the services provided by the Advisor, the Trustees also took into account their knowledge of the Advisor's management and the quality of the performance of the Advisor's duties, through Board meetings, discussions and reports during the preceding year and through each Trustee's experience as a Trustee of the Trust and of the other trusts in the John Hancock group of funds complex (the John Hancock Fund Complex).

In the course of their deliberations regarding the Advisory Agreement, the Board considered, among other things:

(a)	the skills and competency with which the Advisor has in the past managed the Trust's affairs and its subadvisory relationship, the Advisor's oversight and monitoring of the Subadvisor's investment performance and compliance programs, such as the Subadvisor's compliance with fund policies and objectives, review of brokerage matters, including with respect to trade allocation and best execution and the Advisor's timeliness in responding to performance issues;
(b)	the background, qualifications and skills of the Advisor's personnel;
(c)	the Advisor's compliance policies and procedures and its responsiveness to regulatory changes and fund industry developments;
(d)	the Advisor's administrative capabilities, including its ability to supervise the other service providers for the fund, as well as the Advisor's oversight of any securities lending activity, its monitoring of class action litigation and collection of class action settlements on behalf of the fund, and bringing loss recovery actions on behalf of the fund;
(e)	the financial condition of the Advisor and whether it has the financial wherewithal to provide a high level and quality of services to the fund;
(f)	the Advisor's initiatives intended to improve various aspects of the Trust's operations and investor experience with the fund; and
(g)	the Advisor's reputation and experience in serving as an investment advisor to the Trust and the benefit to shareholders of investing in funds that are part of a family of funds offering a variety of investments.

The Board concluded that the Advisor may reasonably be expected to continue to provide a high quality of services under the Advisory Agreement with respect to the fund.

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Investment performance. In considering the fund's performance, the Board noted that it reviews at its regularly scheduled meetings information about the fund's performance results. In connection with the consideration of the Advisory Agreement, the Board:

(a)	reviewed information prepared by management regarding the fund's performance;
(b)	considered the comparative performance of an applicable benchmark index;
(c)	considered the performance of comparable funds, if any, as included in the report prepared by an independent third-party provider of fund data; and
(d)	took into account the Advisor's analysis of the fund's performance and its plans and recommendations regarding the Trust's subadvisory arrangements generally.

The Board noted that while it found the data provided by the independent third-party generally useful it recognized its limitations, including in particular that the data may vary depending on the end date selected and the results of the performance comparisons may vary depending on the selection of the peer group. The Board noted that the fund outperformed its benchmark index and the peer group average for the one- and three-year periods ended December 31, 2017. The Board took into account management's discussion of the fund's performance, including the favorable performance relative to the benchmark and the peer group for the one- and three-year periods. The Board concluded that the fund's performance has generally been in line with or outperformed the historical performance of comparable funds and the fund's benchmark index.

Fees and expenses. The Board reviewed comparative information prepared by an independent third-party provider of mutual fund data, including, among other data, the fund's contractual and net management fees (and subadvisory fees, to the extent available) and total expenses as compared to similarly situated investment companies deemed to be comparable to the fund in light of the nature, extent and quality of the management and advisory and subadvisory services provided by the Advisor and the Subadvisor. The Board considered the fund's ranking within a smaller group of peer funds chosen by the independent third-party provider, as well as the fund's ranking within a broader group of funds. In comparing the fund's contractual and net management fees to those of comparable funds, the Board noted that such fees include both advisory and administrative costs. The Board noted that net management fees for the fund are higher than the peer group median and that total expenses are lower than the peer group median.

The Board took into account management's discussion of the fund's expenses. The Board also took into account management's discussion with respect to the overall management fee and the fees of the Subadvisor, including the amount of the advisory fee retained by the Advisor after payment of the subadvisory fee, in each case in light of the services rendered for those amounts and the risks undertaken by the Advisor. The Board also noted that the Advisor pays the subadvisory fee, and that such fees are negotiated at arm's length with respect to the Subadvisor. In addition, the Board took into account that management had agreed to implement an overall fee waiver across the complex, including the fund, which is discussed further below. The Board also noted actions taken over the past several years to reduce the fund's operating expenses. The Board also noted that, in addition, the Advisor is currently waiving fees and/or reimbursing expenses with respect to the fund and that the fund has breakpoints in its contractual management fee schedule that reduces management fees as assets increase. The Board reviewed information provided by the Advisor concerning the investment advisory fee charged by the Advisor or one of its advisory affiliates to other clients (including other funds in the John Hancock Fund Complex) having similar investment mandates, if any. The Board considered any differences between the Advisor's and Subadvisor's services to the fund and the services they provide to other comparable clients or funds. The Board concluded that the advisory fee paid with respect to the fund is reasonable in light of the nature, extent and quality of the services provided to the fund under the Advisory Agreement.

Profitability/Fall out benefits. In considering the costs of the services to be provided and the profits to be realized by the Advisor and its affiliates from the Advisor's relationship with the Trust, the Board:

(a)	reviewed financial information of the Advisor;
ANNUAL REPORT   |   JOHN HANCOCK REDWOOD FUND       37

(b)	reviewed and considered information presented by the Advisor regarding the net profitability to the Advisor and its affiliates with respect to the fund;
(c)	received and reviewed profitability information with respect to the John Hancock Fund Complex as a whole and with respect to the fund;
(d)	received information with respect to the Advisor's allocation methodologies used in preparing the profitability data and considered that the Advisor hired an independent third-party consultant to provide an analysis of the Advisor's allocation methodologies;
(e)	considered that the John Hancock insurance companies that are affiliates of the Advisor, as shareholders of the Trust directly or through their separate accounts, receive certain tax credits or deductions relating to foreign taxes paid and dividends received by certain funds of the Trust and noted that these tax benefits, which are not available to participants in qualified retirement plans under applicable income tax law, are reflected in the profitability information reviewed by the Board;
(f)	considered that the Advisor also provides administrative services to the fund on a cost basis pursuant to an administrative services agreement
(g)	noted that affiliates of the Advisor provide transfer agency services and distribution services to the fund, and that the fund's distributor also receives Rule 12b-1 payments to support distribution of the fund;
(h)	noted that the Advisor also derives reputational and other indirect benefits from providing advisory services to the fund;
(i)	noted that the subadvisory fee for the fund is paid by the Advisor and is negotiated at arm's length;
(j)	considered the Advisor's ongoing costs and expenditures necessary to improve services, meet new regulatory and compliance requirements, and adapt to other challenges impacting the fund industry; and
(k)	considered that the Advisor should be entitled to earn a reasonable level of profits in exchange for the level of services it provides to the fund and the risks that it assumes as Advisor, including entrepreneurial, operational, reputational, litigation and regulatory risk.

Based upon its review, the Board concluded that the level of profitability, if any, of the Advisor and its affiliates from their relationship with the fund was reasonable and not excessive.

Economies of scale. In considering the extent to which economies of scale would be realized as the fund grows and whether fee levels reflect these economies of scale for the benefit of fund shareholders, the Board:

(a)	considered that the Advisor has contractually agreed to waive a portion of its management fee for certain funds of the John Hancock Fund Complex, including the fund (the participating portfolios) or otherwise reimburse the expenses of the participating portfolios (the reimbursement). This waiver is based upon aggregate net assets of all the participating portfolios. The amount of the reimbursement is calculated daily and allocated among all the participating portfolios in proportion to the daily net assets of each fund;
(b)	reviewed the fund's advisory fee structure and concluded that: (i) the fund's fee structure contains breakpoints at the subadvisory fee level and that such breakpoints are reflected as breakpoints in the advisory fees for the fund; and (ii) although economies of scale cannot be measured with precision, these arrangements permit shareholders of the fund to benefit from economies of scale if the fund grows. The Board also took into account management's discussion of the fund's advisory fee structure; and
(c)	the Board also considered the effect of the fund's growth in size on its performance and fees. The Board also noted that if the fund's assets increase over time, the fund may realize other economies of scale.
ANNUAL REPORT   |   JOHN HANCOCK REDWOOD FUND       38

Approval of Subadvisory Agreement

In making its determination with respect to approval of the Subadvisory Agreement, the Board reviewed:

(1)	information relating to the Subadvisor's business, including current subadvisory services to the Trust (and other funds in the John Hancock Fund Complex);
(2)	the historical and current performance of the fund and comparative performance information relating to an applicable benchmark index and comparable funds;
(3)	the subadvisory fee for the fund, including any breakpoints, and to the extent available, comparable fee information prepared by an independent third party provider of fund data; and
(4)	information relating to the nature and scope of any material relationships and their significance to the Trust's Advisor and Subadvisor.

Nature, extent, and quality of services. With respect to the services provided by the Subadvisor, the Board received information provided to the Board by the Subadvisor, including the Subadvisor's Form ADV, as well as took into account information presented throughout the past year. The Board considered the Subadvisor's current level of staffing and its overall resources, as well as received information relating to the Subadvisor's compensation program. The Board reviewed the Subadvisor's history and investment experience, as well as information regarding the qualifications, background, and responsibilities of the Subadvisor's investment and compliance personnel who provide services to the fund. The Board also considered, among other things, the Subadvisor's compliance program and any disciplinary history. The Board also considered the Subadvisor's risk assessment and monitoring process. The Board reviewed the Subadvisor's regulatory history, including whether it was involved in any regulatory actions or investigations as well as material litigation, and any settlements and amelioratory actions undertaken, as appropriate. The Board noted that the Advisor conducts regular, periodic reviews of the Subadvisor and its operations, including regarding investment processes and organizational and staffing matters. The Board also noted that the Trust's CCO and his staff conduct regular, periodic compliance reviews with the Subadvisor and present reports to the Independent Trustees regarding the same, which includes evaluating the regulatory compliance systems of the Subadvisor and procedures reasonably designed to assure compliance with the federal securities laws. The Board also took into account the financial condition of the Subadvisor.

The Board considered the Subadvisor's investment process and philosophy. The Board took into account that the Subadvisor's responsibilities include the development and maintenance of an investment program for the fund that is consistent with the fund's investment objective, the selection of investment securities and the placement of orders for the purchase and sale of such securities, as well as the implementation of compliance controls related to performance of these services. The Board also received information with respect to the Subadvisor's brokerage policies and practices, including with respect to best execution and soft dollars.

Subadvisor compensation. In considering the cost of services to be provided by the Subadvisor and the profitability to the Subadvisor of its relationship with the fund, the Board noted that the fees under the Subadvisory Agreement are paid by the Advisor and not the fund.

The Board also relied on the ability of the Advisor to negotiate the Subadvisory Agreement with the Subadvisor, which is not affiliated with the Advisor, and the fees thereunder at arm's length. As a result, the costs of the services to be provided and the profits to be realized by the Subadvisor from its relationship with the Trust were not a material factor in the Board's consideration of the Subadvisory Agreement.

The Board also received information regarding the nature and scope (including their significance to the Advisor and its affiliates and to the Subadvisor) of any material relationships with respect to the Subadvisor, which include arrangements in which the Subadvisor or its affiliates provide advisory, distribution, or management services in connection with financial products sponsored by the Advisor or its affiliates, and may include other registered investment companies, a 529 education savings plan, managed separate accounts and exempt group annuity contracts sold to qualified plans. The Board also

ANNUAL REPORT   |   JOHN HANCOCK REDWOOD FUND       39

received information and took into account any other potential conflicts of interest the Advisor might have in connection with the Subadvisory Agreement.

In addition, the Board considered other potential indirect benefits that the Subadvisor and its affiliates may receive from the Subadvisor's relationship with the fund, such as the opportunity to provide advisory services to additional funds in the John Hancock Fund Complex and reputational benefits.

Subadvisory fees. The Board considered that the fund pays an advisory fee to the Advisor and that, in turn, the Advisor pays a subadvisory fee to the Subadvisor. As noted above, the Board also considered the fund's subadvisory fees as compared to similarly situated investment companies deemed to be comparable to the fund as included in the report prepared by the independent third party provider of fund data, to the extent available. The Board noted that the limited size of the Lipper peer group was not sufficient for comparative purposes. The Board also took into account the subadvisory fees paid by the Advisor to the Subadvisor with respect to the fund and compared them to fees charged by the Subadvisor to manage other subadvised portfolios and portfolios not subject to regulation under the 1940 Act, as applicable.

Subadvisor performance. As noted above, the Board considered the fund's performance as compared to the fund's peer group and the benchmark index and noted that the Board reviews information about the fund's performance results at its regularly scheduled meetings. The Board noted the Advisor's expertise and resources in monitoring the performance, investment style and risk-adjusted performance of the Subadvisor. The Board was mindful of the Advisor's focus on the Subadvisor's performance. The Board also noted the Subadvisor's long-term performance record for similar accounts, as applicable.

The Board's decision to approve the Subadvisory Agreement was based on a number of determinations, including the following:

(1)	the Subadvisor has extensive experience and demonstrated skills as a manager;
(2)	the performance has generally been in line with or outperformed the historical performance of comparable funds and the fund's benchmark index;
(3)	the subadvisory fee is reasonable in relation to the level and quality of services being provided under the Subadvisory Agreement; and
(4)	noted that the subadvisory fees are paid by the Advisor not the fund and that the subadvisory fee breakpoints are reflected as breakpoints in the advisory fees for the fund in order to permit shareholders to benefit from economies of scale if the fund grows.

* * *

Based on the Board's evaluation of all factors that the Board deemed to be material, including those factors described above, the Board, including the Independent Trustees, concluded that renewal of the Advisory Agreement and the Subadvisory Agreement would be in the best interest of the fund and its shareholders. Accordingly, the Board, and the Independent Trustees voting separately, approved the Advisory Agreement and Subadvisory Agreement for an additional one-year period.

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Trustees and Officers

This chart provides information about the Trustees and Officers who oversee your John Hancock fund. Officers elected by the Trustees manage the day-to-day operations of the fund and execute policies formulated by the Trustees.

Independent Trustees

Name, year of birth Position(s) held with Trust Principal occupation(s) and other directorships during past 5 years	Trustee of the Trust since[1]	Number of John Hancock funds overseen by Trustee
Hassell H. McClellan, Born: 1945	2005	216
Trustee and Chairperson of the Board
Director/Trustee, Virtus Funds (since 2008); Director, The Barnes Group (since 2010); Associate Professor, The Wallace E. Carroll School of Management, Boston College (retired 2013). Trustee (since 2014) and Chairperson of the Board (since 2017), John Hancock Collateral Trust; Trustee (since 2015) and Chairperson of the Board (since 2017), John Hancock Exchange-Traded Fund Trust; Trustee (since 2012) and Chairperson of the Board (since 2017), John Hancock retail funds[3]; Trustee (2005-2006 and since 2012) and Chairperson of the Board (since 2017), John Hancock Funds III; Trustee (since 2005) and Chairperson of the Board (since 2017), John Hancock Variable Insurance Trust and John Hancock Funds II.

Charles L. Bardelis,[2] Born: 1941	2005	216
Trustee
Director, Island Commuter Corp. (marine transport). Trustee, John Hancock Collateral Trust (since 2014), Trustee, John Hancock Exchange-Traded Fund Trust (since 2015); Trustee, John Hancock retail funds[3] (since 2012); Trustee, John Hancock Funds III (2005-2006 and since 2012); Trustee, John Hancock Variable Insurance Trust (since 1988); Trustee, John Hancock Funds II (since 2005).

James R. Boyle, Born: 1959	2015	216
Trustee
Chief Executive Officer, Foresters Financial (since 2018); Chairman and Chief Executive Officer, Zillion Group, Inc. (formerly HealthFleet, Inc.) (healthcare) (2014-2018); Executive Vice President and Chief Executive Officer, U.S. Life Insurance Division of Genworth Financial, Inc. (insurance) (January 2014-July 2014); Senior Executive Vice President, Manulife Financial Corporation, President and Chief Executive Officer, John Hancock (1999-2012); Chairman and Director, John Hancock Advisers, LLC, John Hancock Funds, LLC, and John Hancock Investment Management Services, LLC (2005-2010). Trustee, John Hancock Collateral Trust and John Hancock Exchange-Traded Fund Trust (since 2015); Trustee, John Hancock retail funds[3] (2005-2010; 2012-2014 and since 2015); Trustee, John Hancock Variable Insurance Trust and John Hancock Funds II (2005-2014 and since 2015).

Peter S. Burgess,[2] Born: 1942	2005	216
Trustee
Consultant (financial, accounting, and auditing matters) (since 1999); Certified Public Accountant; Partner, Arthur Andersen (independent public accounting firm) (prior to 1999); Director, Lincoln Educational Services Corporation (since 2004); Director, Symetra Financial Corporation (2010-2016); Director, PMA Capital Corporation (2004-2010). Trustee, John Hancock Collateral Trust (since 2014); Trustee, John Hancock Exchange-Traded Fund Trust (since 2015); Trustee, John Hancock retail funds[3] (since 2012); Trustee, John Hancock Funds III (2005-2006 and since 2012); Trustee, John Hancock Variable Insurance Trust and John Hancock Funds II (since 2005).

William H. Cunningham, Born: 1944	2012	216
Trustee
Professor, University of Texas, Austin, Texas (since 1971); former Chancellor, University of Texas System and former President of the University of Texas, Austin, Texas; Chairman (since 2009) and Director (since 2006), Lincoln National Corporation (insurance); Director, Southwest Airlines (since 2000); former Director, LIN Television (2009-2014). Trustee, John Hancock retail funds[3] (since 1986); Trustee, John Hancock Variable Insurance Trust (since 2012); Trustee, John Hancock Funds II (2005-2006 and since 2012); Trustee, John Hancock Collateral Trust (since 2014); Trustee, John Hancock Exchange-Traded Fund Trust (since 2015).

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Independent Trustees (continued)

Name, year of birth Position(s) held with Trust Principal occupation(s) and other directorships during past 5 years	Trustee of the Trust since[1]	Number of John Hancock funds overseen by Trustee
Grace K. Fey, Born: 1946	2008	216
Trustee
Chief Executive Officer, Grace Fey Advisors (since 2007); Director and Executive Vice President, Frontier Capital Management Company (1988-2007); Director, Fiduciary Trust (since 2009). Trustee, John Hancock Collateral Trust (since 2014); Trustee, John Hancock Exchange-Traded Fund Trust (since 2015); Trustee, John Hancock retail funds[3] (since 2012); Trustee, John Hancock Variable Insurance Trust and John Hancock Funds II (since 2008).

Theron S. Hoffman,[2] Born: 1947	2008	216
Trustee
Chief Executive Officer, T. Hoffman Associates, LLC (consulting firm) (since 2003); Director, The Todd Organization (consulting firm) (2003-2010); President, Westport Resources Management (investment management consulting firm) (2006-2008); Board Member, Senior Managing Director, Partner, and Operating Head, Putnam Investments (2000-2003); Executive Vice President, The Thomson Corp. (financial and legal information publishing) (1997-2000). Trustee, John Hancock Collateral Trust (since 2014); Trustee, John Hancock Exchange-Traded Fund Trust (since 2015); Trustee, John Hancock retail funds[3] (since 2012); Trustee, John Hancock Variable Insurance Trust and John Hancock Funds II (since 2008).

Deborah C. Jackson, Born: 1952	2012	216
Trustee
President, Cambridge College, Cambridge, Massachusetts (since 2011); Board of Directors, National Association of Corporate Directors/New England (since 2015); Board of Directors, Association of Independent Colleges and Universities of Massachusetts (since 2014); Chief Executive Officer, American Red Cross of Massachusetts Bay (2002-2011); Board of Directors of Eastern Bank Corporation (since 2001); Board of Directors of Eastern Bank Charitable Foundation (since 2001); Board of Directors of American Student Assistance Corporation (1996-2009); Board of Directors of Boston Stock Exchange (2002-2008); Board of Directors of Harvard Pilgrim Healthcare (health benefits company) (2007-2011). Trustee, John Hancock retail funds[3] (since 2008); Trustee, John Hancock Variable Insurance Trust and John Hancock Funds II (since 2012); Trustee, John Hancock Collateral Trust (since 2014); and Trustee, John Hancock Exchange-Traded Fund Trust (since 2015).

James M. Oates, Born: 1946	2005	216

Trustee
Managing Director, Wydown Group (financial consulting firm) (since 1994); Chairman and Director, Emerson Investment Management, Inc. (2000-2015); Independent Chairman, Hudson Castle Group, Inc. (formerly IBEX Capital Markets, Inc.) (financial services company) (1997-2011); Director, Stifel Financial (since 1996); Director, Investor Financial Services Corporation (1995-2007); Director, Connecticut River Bancorp (1998-2014); Director/Trustee, Virtus Funds (since 1988). Trustee (since 2014) and Chairperson of the Board (2014-2016), John Hancock Collateral Trust; Trustee (since 2015) and Chairperson of the Board (2015-2016), John Hancock Exchange-Traded Fund Trust; Trustee (since 2012) and Chairperson of the Board (2012-2016), John Hancock retail funds[3]; Trustee (2005-2006 and since 2012) and Chairperson of the Board (2012-2016), John Hancock Funds III; Trustee (since 2004) and Chairperson of the Board (2005-2016), John Hancock Variable Insurance Trust; Trustee (since 2005) and Chairperson of the Board, John Hancock Funds II (2005-2016).

Steven R. Pruchansky, Born: 1944	2012	216
Trustee and Vice Chairperson of the Board
Managing Director, Pru Realty (since 2017); Chairman and Chief Executive Officer, Greenscapes of Southwest Florida, Inc. (since 2000); Director and President, Greenscapes of Southwest Florida, Inc. (until 2000); Member, Board of Advisors, First American Bank (until 2010); Managing Director, Jon James, LLC (real estate) (since 2000); Partner, Right Funding, LLC (2014-2017); Director, First Signature Bank & Trust Company (until 1991); Director, Mast Realty Trust (until 1994); President, Maxwell Building Corp. (until 1991). Trustee (since 1992) and Chairperson of the Board (2011-2012), John Hancock retail funds[3]; Trustee and Vice Chairperson of the Board, John Hancock retail funds[3] John Hancock Variable Insurance Trust, and John Hancock Funds II (since 2012); Trustee and Vice Chairperson of the Board, John Hancock Collateral Trust (since 2014); Trustee and Vice Chairperson of the Board, John Hancock Exchange-Traded Fund Trust (since 2015).

ANNUAL REPORT   |   JOHN HANCOCK REDWOOD FUND       42

Independent Trustees (continued)

Name, year of birth Position(s) held with Trust Principal occupation(s) and other directorships during past 5 years	Trustee of the Trust since[1]	Number of John Hancock funds overseen by Trustee
Gregory A. Russo, Born: 1949	2012	216
Trustee
Director and Audit Committee Chairman (since 2012), and Member, Audit Committee and Finance Committee (since 2011), NCH Healthcare System, Inc. (holding company for multi-entity healthcare system); Director and Member (since 2012) and Finance Committee Chairman (since 2014), The Moorings, Inc. (nonprofit continuing care community); Vice Chairman, Risk & Regulatory Matters, KPMG LLP (KPMG) (2002-2006); Vice Chairman, Industrial Markets, KPMG (1998-2002); Chairman and Treasurer, Westchester County, New York, Chamber of Commerce (1986-1992); Director, Treasurer, and Chairman of Audit and Finance Committees, Putnam Hospital Center (1989-1995); Director and Chairman of Fundraising Campaign, United Way of Westchester and Putnam Counties, New York (1990-1995). Trustee, John Hancock retail funds[3] (since 2008); Trustee, John Hancock Variable Insurance Trust and John Hancock Funds II (since 2012); Trustee, John Hancock Collateral Trust (since 2014); Trustee, John Hancock Exchange-Traded Fund Trust (since 2015).

Non-Independent Trustees4

Name, year of birth Position(s) held with Trust Principal occupation(s) and other directorships during past 5 years	Trustee of the Trust since[1]	Number of John Hancock funds overseen by Trustee
Andrew G. Arnott, Born: 1971	2017	216
President and Non-Independent Trustee
Executive Vice President, John Hancock Financial Services (since 2009, including prior positions); Director and Executive Vice President, John Hancock Advisers, LLC (since 2005, including prior positions); Director and Executive Vice President, John Hancock Investment Management Services, LLC (since 2006, including prior positions); President, John Hancock Funds, LLC (since 2004, including prior positions); President, John Hancock retail funds,[3] John Hancock Variable Insurance Trust, and John Hancock Funds II (since 2007, including prior positions); President, John Hancock Collateral Trust and John Hancock Exchange-Traded Fund Trust (since 2014). Trustee, John Hancock Collateral Trust, John Hancock Exchange-Traded Fund Trust, John Hancock retail funds,[3] John Hancock Variable Insurance Trust, and John Hancock Funds II (since 2017).

Marianne Harrison, Born: 1963	2018	216
Non-Independent Trustee
President and CEO, John Hancock (since 2017); President and CEO, Manulife Canadian Division (2013-2017); Member, Board of Directors, American Council of Life Insurers (ACLI) (since 2018); Member, Board of Directors, Communitech, an industry-led innovation center that fosters technology companies in Canada (since 2017); Member, Board of Directors, Manulife Assurance Canada (since 2015); Board Member, St. Mary's General Hospital Foundation (since 2014); Member, Board of Directors, Manulife Bank of Canada (since 2013); Member, Standing Committee of the Canadian Life & Health Assurance Association (since 2013); Member, Board of Directors, John Hancock USA, John Hancock Life & Health, John Hancock New York (2012-2013). Trustee, John Hancock Collateral Trust, John Hancock Exchange-Traded Fund Trust, John Hancock retail funds[3], John Hancock Variable Insurance Trust, and John Hancock Funds II (since 2018).

Warren A. Thomson, Born: 1955	2012	216
Non-Independent Trustee
Senior Executive Vice President and Chief Investment Officer, Manulife Financial Corporation and The Manufacturers Life Insurance Company (since 2009); Chairman, Manulife Asset Management (since 2001, including prior positions); Director and Chairman, Manulife Asset Management Limited (since 2006); Director and Chairman, Hancock Natural Resources Group, Inc. (since 2013). Trustee, John Hancock retail funds,[3] John Hancock Variable Insurance Trust, and John Hancock Funds II (since 2012); Trustee, John Hancock Collateral Trust (since 2014); Trustee, John Hancock Exchange-Traded Fund Trust (since 2015).

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Principal officers who are not Trustees

Name, year of birth Position(s) held with Trust Principal occupation(s) during past 5 years	Officer of the Trust since
John J. Danello, Born: 1955	2014
Senior Vice President, Secretary, and Chief Legal Officer
Vice President and Chief Counsel, John Hancock Wealth Management (since 2005); Senior Vice President (since 2007) and Chief Legal Counsel (2007-2010), John Hancock Funds, LLC and The Berkeley Financial Group, LLC; Senior Vice President (since 2006, including prior positions) and Chief Legal Officer and Secretary (since 2014), John Hancock retail funds,[3] John Hancock Funds II and John Hancock Variable Insurance Trust; Senior Vice President, Secretary and Chief Legal Officer, John Hancock Collateral Trust and John Hancock Exchange-Traded Fund Trust (since 2014); Vice President, John Hancock Life & Health Insurance Company (since 2009); Vice President, John Hancock Life Insurance Company (USA) and John Hancock Life Insurance Company of New York (since 2010); and Senior Vice President, Secretary and Chief Legal Counsel (2007-2014, including prior positions) of John Hancock Advisers, LLC and John Hancock Investment Management Services, LLC.

Francis V. Knox, Jr., Born: 1947	2005
Chief Compliance Officer
Vice President, John Hancock Financial Services (since 2005); Chief Compliance Officer, John Hancock retail funds,[3] John Hancock Variable Insurance Trust, John Hancock Funds II, John Hancock Advisers, LLC, and John Hancock Investment Management Services, LLC (since 2005); Chief Compliance Officer, John Hancock Collateral Trust and John Hancock Exchange-Traded Fund Trust (since 2014).

Charles A. Rizzo, Born: 1957	2007
Chief Financial Officer
Vice President, John Hancock Financial Services (since 2008); Senior Vice President, John Hancock Advisers, LLC and John Hancock Investment Management Services, LLC (since 2008); Chief Financial Officer, John Hancock retail funds,[3] John Hancock Variable Insurance Trust and John Hancock Funds II (since 2007); Chief Financial Officer, John Hancock Collateral Trust and John Hancock Exchange-Traded Fund Trust (since 2014).

Salvatore Schiavone, Born: 1965	2009
Treasurer
Assistant Vice President, John Hancock Financial Services (since 2007); Vice President, John Hancock Advisers, LLC and John Hancock Investment Management Services, LLC (since 2007); Treasurer, John Hancock retail funds[3] (since 2007, including prior positions); Treasurer, John Hancock Variable Insurance Trust and John Hancock Funds II (2007-2009 and since 2010, including prior positions); Treasurer, John Hancock Collateral Trust and John Hancock Exchange-Traded Fund Trust (since 2014).

The business address for all Trustees and Officers is 601 Congress Street, Boston, Massachusetts 02210-2805.

The Statement of Additional Information of the fund includes additional information about members of the Board of Trustees of the Trust and is available without charge, upon request, by calling 800-225-5291.

1	Each Trustee holds office until his or her successor is elected and qualified, or until the Trustee's death, retirement, resignation, or removal. Mr. Boyle has served as Trustee at various times prior to the date listed in the table.
2	Member of the Audit Committee.
3	"John Hancock retail funds" comprises John Hancock Funds III and 40 other John Hancock funds consisting of 30 series of other John Hancock trusts and 10 closed-end funds.
4	The Trustee is a Non-Independent Trustee due to current or former positions with the Advisor and certain affiliates.
ANNUAL REPORT   |   JOHN HANCOCK REDWOOD FUND       44

More information

Trustees

Hassell H. McClellan, Chairperson
Steven R. Pruchansky, Vice Chairperson
Andrew G. Arnott†
Charles L. Bardelis*
James R. Boyle
Peter S. Burgess*
William H. Cunningham
Grace K. Fey
Marianne Harrison†#
Theron S. Hoffman*
Deborah C. Jackson
James M. Oates
Gregory A. Russo
Warren A. Thomson†

Officers

Andrew G. Arnott
President

John J. Danello
Senior Vice President, Secretary,
and Chief Legal Officer

Francis V. Knox, Jr.
Chief Compliance Officer

Charles A. Rizzo
Chief Financial Officer

Salvatore Schiavone
Treasurer

Investment advisor

John Hancock Advisers, LLC

Subadvisor

Boston Partners Global Investors, Inc.

Principal distributor

John Hancock Funds, LLC

Custodian

State Street Bank and Trust Company

Transfer agent

John Hancock Signature Services, Inc.

Legal counsel

K&L Gates LLP

Independent registered public accounting firm

PricewaterhouseCoopers LLP

*Member of the Audit Committee
†Non-Independent Trustee
#Effective 6-19-18

The fund's proxy voting policies and procedures, as well as the fund proxy voting record for the most recent twelve-month period ended June 30, are available free of charge on the Securities and Exchange Commission (SEC) website at sec.gov or on our website.

The fund's complete list of portfolio holdings, for the first and third fiscal quarters, is filed with the SEC on Form N-Q. The fund's Form N-Q is available on our website and the SEC's website, sec.gov, and can be reviewed and copied (for a fee) at the SEC's Public Reference Room in Washington, DC. Call 800-SEC-0330 to receive information on the operation of the SEC's Public Reference Room.

We make this information on your fund, as well as monthly portfolio holdings, and other fund details available on our website at jhinvestments.com or by calling 800-225-5291.

You can also contact us:
800-225-5291 jhinvestments.com	Regular mail: John Hancock Signature Services, Inc. P.O. Box 55913 Boston, MA 02205-5913	Express mail: John Hancock Signature Services, Inc. Suite 55913 30 Dan Road Canton, MA 02021

ANNUAL REPORT   |   JOHN HANCOCK REDWOOD FUND       45

John Hancock family of funds

DOMESTIC EQUITY FUNDS

Blue Chip Growth

Classic Value

Disciplined Value

Disciplined Value Mid Cap

Equity Income

Financial Industries

Fundamental All Cap Core

Fundamental Large Cap Core

Fundamental Large Cap Value

Natural Resources

New Opportunities

Regional Bank

Small Cap Core

Small Cap Growth

Small Cap Value

Strategic Growth

U.S. Global Leaders Growth

U.S. Growth

Value Equity

GLOBAL AND INTERNATIONAL EQUITY FUNDS

Disciplined Value International

Emerging Markets

Emerging Markets Equity

Fundamental Global Franchise

Global Equity

Global Shareholder Yield

Greater China Opportunities

International Growth

International Small Company

International Value Equity

INCOME FUNDS

Bond

California Tax-Free Income

Emerging Markets Debt

Floating Rate Income

Government Income

High Yield

High Yield Municipal Bond

Income

Investment Grade Bond

Money Market

Short Duration Credit Opportunities

Spectrum Income

Strategic Income Opportunities

Tax-Free Bond

ALTERNATIVE AND SPECIALTY FUNDS

Absolute Return Currency

Alternative Asset Allocation

Enduring Assets

Global Absolute Return Strategies

Global Conservative Absolute Return

Global Focused Strategies

Redwood

Seaport Long/Short

Technical Opportunities

A fund's investment objectives, risks, charges, and expenses should be considered carefully before investing. The prospectus contains this and other important information about the fund. To obtain a prospectus, contact your financial professional, call John Hancock Investments at 800-225-5291, or visit our website at jhinvestments.com. Please read the prospectus carefully before investing or sending money.

ASSET ALLOCATION

Balanced

Income Allocation

Multi-Index Lifetime Portfolios

Multi-Index Preservation Portfolios

Multimanager Lifestyle Portfolios

Multimanager Lifetime Portfolios

Retirement Income 2040

EXCHANGE-TRADED FUNDS

John Hancock Multifactor Consumer Discretionary ETF

John Hancock Multifactor Consumer Staples ETF

John Hancock Multifactor Developed International ETF

John Hancock Multifactor Energy ETF

John Hancock Multifactor Financials ETF

John Hancock Multifactor Healthcare ETF

John Hancock Multifactor Industrials ETF

John Hancock Multifactor Large Cap ETF

John Hancock Multifactor Materials ETF

John Hancock Multifactor Mid Cap ETF

John Hancock Multifactor Small Cap ETF

John Hancock Multifactor Technology ETF

John Hancock Multifactor Utilities ETF

ENVIRONMENTAL, SOCIAL, AND GOVERNANCE FUNDS

ESG All Cap Core

ESG Core Bond

ESG International Equity

ESG Large Cap Core

CLOSED-END FUNDS

Financial Opportunities

Hedged Equity & Income

Income Securities Trust

Investors Trust

Preferred Income

Preferred Income II

Preferred Income III

Premium Dividend

Tax-Advantaged Dividend Income

Tax-Advantaged Global Shareholder Yield

John Hancock Multifactor ETF shares are bought and sold at market price (not NAV), and are not individually redeemed from the fund. Brokerage commissions will reduce returns.

John Hancock ETFs are distributed by Foreside Fund Services, LLC, and are subadvised by Dimensional Fund Advisors LP.
Foreside is not affiliated with John Hancock Funds, LLC or Dimensional Fund Advisors LP.

Dimensional Fund Advisors LP receives compensation from John Hancock in connection with licensing rights to the
John Hancock Dimensional indexes. Dimensional Fund Advisors LP does not sponsor, endorse, or sell, and makes no representation as to the advisability of investing in, John Hancock Multifactor ETFs.

John Hancock Investments

A trusted brand

John Hancock Investments is a premier asset manager representing one of
America's most trusted brands, with a heritage of financial stewardship dating back to 1862. Helping our shareholders pursue their financial goals is at the core of everything we do. It's why we support the role of professional financial advice and operate with the highest standards of conduct and integrity.

A better way to invest

We serve investors globally through a unique multimanager approach:
We search the world to find proven portfolio teams with specialized expertise for every strategy we offer, then we apply robust investment oversight to ensure they continue to meet our uncompromising standards and serve the best interests of our shareholders.

Results for investors

Our unique approach to asset management enables us to provide a diverse set of investments backed by some of the world's best managers, along with strong risk-adjusted returns across asset classes.

John Hancock Funds, LLC ■ Member FINRA, SIPC 601 Congress Street ■ Boston, MA 02210-2805 800-225-5291 ■ jhinvestments.com
This report is for the information of the shareholders of John Hancock Redwood Fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by a prospectus.
MF601578	423A 8/18 10/18

John Hancock

Small Cap Growth Fund

(formerly John Hancock Small Company Growth Fund)

Annual report 8/31/18

A message to shareholders

Dear shareholder,

Financial markets around the world have experienced a meaningful rise in volatility this year, particularly when compared with the unusual calm of 2017. The robust economic growth in the United States has been periodically undermined by announcements of new rounds of tariffs and heightened fears of a full-blown trade war with China. In addition to rising inflation and interest rates, the biggest threat today to the nine-year bull market may in fact be policy uncertainty, a theme that will likely only become more pronounced as we head into November's midterm elections.

Short-term uncertainty notwithstanding, the good news is that asset prices of stocks are ultimately driven by fundamentals, and those continue to appear extremely supportive. Unemployment sits close to historic lows, consumer confidence is up and trending higher, and the housing market has continued to strengthen, buoyed in part by rising demand. The question for investors is whether equities in the remaining months of 2018 will take their cues from these positive trends or the policy and political wavering that have characterized much of this year.

Your best resource in unpredictable and volatile markets is your financial advisor, who can help position your portfolio so that it's sufficiently diversified to meet your long-term objectives and to withstand the inevitable turbulence along the way.

On behalf of everyone at John Hancock Investments, I'd like to take this opportunity to welcome new shareholders and to thank existing shareholders for the continued trust you've placed in us.

Sincerely,

Andrew G. Arnott
President and CEO,
John Hancock Investments
Head of Wealth and Asset Management,
United States and Europe

This commentary reflects the CEO's views, which are subject to change at any time. Investing involves risks, including the potential loss of principal. Diversification does not guarantee investment returns and does not eliminate risk of loss. For more up-to-date information, please visit our website at jhinvestments.com.

John Hancock
Small Cap Growth Fund

2	Your fund at a glance
4	Discussion of fund performance
8	A look at performance
10	Your expenses
12	Fund's investments
15	Financial statements
18	Financial highlights
23	Notes to financial statements
30	Report of independent registered public accounting firm
31	Tax information
32	Continuation of investment advisory and subadvisory agreements
40	Trustees and Officers
44	More information

ANNUAL REPORT   |   JOHN HANCOCK SMALL CAP GROWTH FUND       1

Your fund at a glance

INVESTMENT OBJECTIVE

The fund seeks long-term capital appreciation.

AVERAGE ANNUAL TOTAL RETURNS AS OF 8/31/18 (%)

Class A shares (without sales charge)[1]
Russell 2000 Growth Index
Morningstar U.S. small growth fund category average
24.67
30.72
32.89
14.62
16.36
16.87
13.96
14.20
13.48
11.75
11.57
11.50
1 year
3 year
5 year
10 year

The Russell 2000 Growth Index is an unmanaged index that measures the performance of those Russell 2000 Index companies with greater than average growth orientation.

It is not possible to invest directly in an index. Index figures do not reflect expenses or sales charges, which would result in lower returns.

Figures from Morningstar, Inc. include reinvested distributions and do not take into account sales charges. Actual load-adjusted performance is lower.

1	Class A shares were first offered on 3-27-18. Returns prior to this date are those of Class NAV shares that have not been adjusted for class-specific expenses; otherwise, returns would vary.

The past performance shown here reflects reinvested distributions and the beneficial effect of any expense reductions, and does not guarantee future results. Performance of the other share classes will vary based on the difference in the fees and expenses of those classes. Shares will fluctuate in value and, when redeemed, may be worth more or less than their original cost. Current month-end performance may be lower or higher than the performance cited, and can be found at jhinvestments.com or by calling 800-225-5291. For further information on the fund's objectives, risks, and strategy, see the fund's prospectus.

ANNUAL REPORT   |   JOHN HANCOCK SMALL CAP GROWTH FUND       2

PERFORMANCE HIGHLIGHTS OVER THE LAST TWELVE MONTHS

U.S. equity markets remained strong, bolstered by technology

Investors remained confident in U.S. equities during periods of market volatility, with much of the interest focused on companies in the information technology sector.

Growth stocks outpaced value and core

Small-cap growth outperformed other small-cap categories over the one-year period, as the economy strengthened and new tax laws took effect.

The fund underperformed its benchmark

Although the fund posted a solid gain, its performance trailed its benchmark, the Russell 2000 Growth Index.

SECTOR COMPOSITION AS OF 8/31/18 (%)

A note about risks

The prices of medium and small company stocks can change more frequently and dramatically than those of large company stocks. Events in the financial markets have resulted, and may continue to result, in an unusually high degree of volatility in the financial markets, both domestic and foreign. The fund may invest in initial public offerings, which are frequently volatile in price. Foreign investing has additional risks, such as currency and market volatility and political and social instability. Sector investing is subject to greater risks than the market as a whole. Because the fund may focus on particular sectors of the economy, its performance may depend on the performance of those sectors, and investments focused in one sector may fluctuate more widely than investments diversified across sectors. Trading securities actively and frequently can increase transaction costs (thus lowering performance) and taxable distributions. Please see the fund's prospectus for additional risks.

ANNUAL REPORT   |   JOHN HANCOCK SMALL CAP GROWTH FUND       3

Discussion of fund performance

An interview with the portfolio management team at Redwood Investments, LLC

How did the U.S. equity market perform during the 12 months ended August 31, 2018?

After a strong showing in 2017, U.S. equity markets experienced their worst quarterly decline in more than two years during the first quarter of 2018, subsequently rebounding in the second quarter to positive territory. Economic influencers such as trade tariffs, the possibility of trade wars, the chance that the U.S. Federal Reserve might raise benchmark short-term rates four times in 2018, and a flattening yield curve contributed to rising volatility in the markets.

Even so, the performance of the S&P 500 Index was strong, bolstered by information technology stocks. Consumer discretionary and healthcare sectors were also strong performers, as retail demand increased and demographic shifts strengthened. Energy stocks performed well in the first half of 2018 but failed to keep up with the fast-paced growth of the consumer discretionary sector.

During the period, the Russell 2000 Growth Index, the fund's benchmark, hit an all-time high. Factors contributing to small-cap stock performance included the tax reform legislation passed in 2017, which became effective in 2018. The lower tax rates helped to drive earnings estimates of smaller companies, and they experienced larger relative earnings increases from the tax windfall. These companies returned the value to shareholders through dividend increases and stock repurchase programs. Small-cap companies were also more insulated from international economic and trade concerns, as their investments focus on U.S. markets.

ANNUAL REPORT   |   JOHN HANCOCK SMALL CAP GROWTH FUND       4

"The lower tax rates helped to drive earnings estimates of smaller companies, and they experienced larger relative earnings increases from the tax windfall."

Can you explain how the team invests the fund?

In our investment process, we seek small-cap companies that we believe could experience future growth rates at levels higher than analysts' expectations. We take an integrated research approach to stock selection, which means that our quantitative or numbers-driven process is combined with rigorous qualitative analysis. We seek to invest in attractively valued, high-quality companies that we believe could achieve earnings in excess of analysts expectations.

Redwood Investments, LLC took over the management of the fund from Invesco effective December 26, 2017. The resulting portfolio turnover that has taken place in the months since then was necessary to have the fund's investments better reflect our process.

TOP 10 HOLDINGS AS OF 8/31/18 (%)

Trex Company, Inc.	3.0
Masimo Corp.	3.0
Horizon Pharma PLC	2.7
LHC Group, Inc.	2.7
Generac Holdings, Inc.	2.6
Merit Medical Systems, Inc.	2.5
Five9, Inc.	2.4
Carbonite, Inc.	2.4
ASGN, Inc.	2.4
Green Dot Corp., Class A	2.4
TOTAL	26.1
As a percentage of net assets.
Cash and cash equivalents are not included.

ANNUAL REPORT   |   JOHN HANCOCK SMALL CAP GROWTH FUND       5

"We continue to assess the balance between constructive corporate profit growth and increased capital investment, as well as political and macro risks from trade and monetary policy changes."

How did the fund perform relative to its benchmark, and what factors contributed to its performance?

The fund's Class A shares posted a gain (excluding sales charges) but trailed the return of its benchmark due to stock selection. Energy and materials sector stocks detracted from the fund's performance, and we lowered its investment in energy companies during the period. Industrial stocks, in particular, contributed strongly to portfolio returns. Fund holdings in the consumer discretionary and consumer staples sectors also contributed to performance.

Key detractors from stock performance included Puma Biotechnology, Inc., a biopharmaceutical company with an approved product being marketed, and Nutrisystem, Inc., which provides weight management products and services. Puma Biotechnology remains in the portfolio, based on our estimates of future earnings. Although Nutrisystem beat its earnings estimates during recent quarters, it's no longer held in the portfolio as we exited the position based on the company's failure to meet our earnings expectations. Extreme Networks, Inc. and Callon Petroleum Company also detracted. We sold our position in Extreme Networks, a company that develops and sells network infrastructure equipment, based on negative trends in future business bookings, as noted in its last earnings announcement. We also sold Callon, a company focusing on unconventional oil and natural gas reserves, due to concerns about transportation and the ability to realize the value of its production.

One of the fund's top stock contributors was Insperity, Inc., an outsourced human resource and business solution for small and midsize companies. Organic revenue of 10% and earnings growth of 20%, combined with selective mergers that have proven successful, contributed to the company's strong performance in 2018. Two top-ten holdings contributing to returns were Five9, Inc., a cloud center

ANNUAL REPORT   |   JOHN HANCOCK SMALL CAP GROWTH FUND       6

software platform provider, and Carbonite, Inc., a company producing backup and recovery software. We increased our investment in Planet Fitness, Inc., a nationwide fitness center, based on its revenue growth and strong earnings. Etsy, Inc., an online marketplace offering differentiated products, provided better-than-expected returns based on enhanced seller capabilities and strong site traffic. As the stock reacted positively to the results, we added it to our portfolio.

How was the fund positioned at the end of the period?

We continue to assess the balance between constructive corporate profit growth and increased capital investment, as well as political and macro risks from trade and monetary policy changes. While the return of volatility creates dislocations in certain pockets of the equity market, our team will continue to adhere to our process of seeking out high-quality companies that we believe are attractively valued and that we expect to report higher-than-expected earnings growth over time.

MANAGED BY

Jennifer K. Sliver, CFA On the fund since 2017 Investing since 1981
Valerie B. Klaiman, CFA On the fund since 2017 Investing since 1984
Michael J. Mufson, CFA On the fund since 2017 Investing since 1988
Anthony E. Sutton On the fund since 2017 Investing since 1989
Ezra S. Samet, CFA On the fund since 2017 Investing since 2006
Alexi Makkas On the fund since 2018 Investing since 1994

The views expressed in this report are exclusively those of the portfolio management team at Redwood Investments, LLC, and are subject to change. They are not meant as investment advice. Please note that the holdings discussed in this report may not have been held by the fund for the entire period. Portfolio composition is subject to review in accordance with the fund's investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk.
ANNUAL REPORT   |   JOHN HANCOCK SMALL CAP GROWTH FUND       7

A look at performance

TOTAL RETURNS FOR THE PERIOD ENDED  AUGUST 31, 2018

Average annual total returns (%) with maximum sales charge				Cumulative total returns (%) with maximum sales charge
	1-year	5-year	10-year	5-year	10-year
Class A1	18.43	12.80	11.18	82.59	188.49
Class C1	23.34	13.89	11.71	91.59	202.75
Class I1,2	24.80	13.98	11.76	92.39	204.01
Class R6[1,2]	24.87	13.99	11.77	92.49	204.17
Class NAV[2]	24.87	13.99	11.77	92.49	204.17
Index†	30.72	14.20	11.57	94.23	198.98

Performance figures assume all distributions have been reinvested. Figures reflect maximum sales charges on Class A shares of 5.0%, and the applicable contingent deferred sales charge (CDSC) on Class C shares. Class C shares sold within one year of purchase are subject to a 1% CDSC. Sales charges are not applicable to Class I, Class R6, and Class NAV shares.

The expense ratios of the fund, both net (including any fee waivers and/or expense limitations) and gross (excluding any fee waivers and/or expense limitations), are set forth according to the most recent publicly available prospectuses for the fund and may differ from those disclosed in the Financial highlights tables in this report. The expense ratios are as follows:

	Class A*	Class C*	Class I*	Class R6*	Class NAV
Gross/Net (%)	1.32	2.07	1.07	0.97	0.96

*Expenses have been estimated for the first year of operations of Class A, C, I and R6 shares.

Please refer to the most recent prospectus and annual or semiannual report for more information on expenses and any expense limitation arrangements for each class.

The returns reflect past results and should not be considered indicative of future performance. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility and other factors, the fund's current performance may be higher or lower than the performance shown. For current to the most recent month-end performance data, please call 800-225-5291 or visit the fund's website at jhinvestments.com.

The performance table above and the chart on the next page do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The fund's performance results reflect any applicable fee waivers or expense reductions, without which the expenses would increase and results would have been less favorable.

†	Index is the Russell 2000 Growth Index.

See the following page for footnotes.

ANNUAL REPORT   |   JOHN HANCOCK SMALL CAP GROWTH FUND       8

This chart and table show what happened to a hypothetical $10,000 investment in John Hancock Small Cap Growth Fund for the share classes and periods indicated, assuming all distributions were reinvested. For comparison, we've shown the same investment in the Russell 2000 Growth Index.

	Start date	With maximum sales charge ($)	Without sales charge ($)	Index ($)
Class C1,3	8-31-08	30,275	30,275	29,898
Class I1,2	8-31-08	30,401	30,401	29,898
Class R6[1,2]	8-31-08	30,417	30,417	29,898
Class NAV[2]	8-31-08	30,417	30,417	29,898

The Russell 2000 Growth Index is an unmanaged index that measures the performance of those Russell 2000 Index companies with greater average growth orientation.

It is not possible to invest directly in an index. Index figures do not reflect expenses or sales charges, which would result in lower returns.

Footnotes related to performance pages

1	Class A, Class C, Class I, and Class R6 shares were first offered on 3-27-18. Returns prior to this date are those of Class NAV shares that have not been adjusted for class-specific expenses; otherwise, returns would vary.
2	For certain types of investors, as described in the fund's prospectuses.
3	The contingent deferred sales charge is not applicable.
ANNUAL REPORT   |   JOHN HANCOCK SMALL CAP GROWTH FUND       9

Your expenses
These examples are intended to help you understand your ongoing operating expenses of investing in the fund so you can compare these costs with the ongoing costs of investing in other mutual funds.
Understanding fund expenses
As a shareholder of the fund, you incur two types of costs:
■Transaction costs, which include sales charges (loads) on purchases or redemptions (varies by share class), minimum account fee charge, etc.
■Ongoing operating expenses, including management fees, distribution and service fees (if applicable), and other fund expenses.
We are presenting only your ongoing operating expenses here.
Actual expenses/actual returns
The first line of each share class in the table on the following page is intended to provide information about the fund’s actual ongoing operating expenses, and is based on the fund’s actual return. It assumes an account value of $1,000.00 on March 1, 2018, with the same investment held until August 31, 2018.
Together with the value of your account, you may use this information to estimate the operating expenses that you paid over the period. Simply divide your account value at August 31, 2018, by $1,000.00, then multiply it by the “expenses paid” for your share class from the table. For example, for an account value of $8,600.00, the operating expenses should be calculated as follows:
Hypothetical example for comparison purposes
The second line of each share class in the table on the following page allows you to compare the fund’s ongoing operating expenses with those of any other fund. It provides an example of the fund’s hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed 5% annualized return before expenses (which is not the fund’s actual return). It assumes an account value of $1,000.00 on March 1, 2018, with the same investment held until August 31, 2018. Look in any other fund shareholder report to find its hypothetical example and you will be able to compare these expenses. Please remember that these hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.
Remember, these examples do not include any transaction costs, therefore, these examples will not help you to determine the relative total costs of owning different funds. If transaction costs were included, your expenses would have been higher. See the prospectuses for details regarding transaction costs.
10	JOHN HANCOCK SMALL CAP GROWTH FUND | ANNUAL REPORT

SHAREHOLDER EXPENSE EXAMPLE CHART

		Account value on 3-1-2018	Ending value on 8-31-2018	Expenses paid during period ended 8-31-2018[1]	Annualized expense ratio
Class A	Actual expenses/actual returns[2]	$1,000.00	$1,131.50	$ 6.23	1.35%
	Hypothetical example	1,000.00	1,018.40	6.87	1.35%
Class C	Actual expenses/actual returns[2]	1,000.00	1,128.00	9.67	2.10%
	Hypothetical example	1,000.00	1,014.60	10.66	2.10%
Class I	Actual expenses/actual returns[2]	1,000.00	1,132.70	5.12	1.11%
	Hypothetical example	1,000.00	1,019.60	5.65	1.11%
Class R6	Actual expenses/actual returns[2]	1,000.00	1,133.30	4.66	1.01%
	Hypothetical example	1,000.00	1,020.10	5.14	1.01%
Class NAV	Actual expenses/actual returns	1,000.00	1,165.60	5.29	0.97%
	Hypothetical example	1,000.00	1,020.30	4.94	0.97%

[1]	Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).
[2]	The inception date for Class A, Class C, Class I, and Class R6 shares is 3-27-18. Actual Expenses are equal to the classes' annualized expense ratio, multiplied by the average account value over the period, multiplied by 158/365 (to reflect the period).
ANNUAL REPORT | JOHN HANCOCK SMALL CAP GROWTH FUND	11

Fund’s investments
AS OF 8-31-18
	Shares	Value
Common stocks 97.8%		$352,816,976
(Cost $291,579,605)
Consumer discretionary 12.3%		44,417,514
Diversified consumer services 3.4%
Grand Canyon Education, Inc. (A)	43,246	5,152,328
Weight Watchers International, Inc. (A)	93,829	7,027,792
Hotels, restaurants and leisure 5.3%
Planet Fitness, Inc., Class A (A)	89,643	4,604,961
Red Rock Resorts, Inc., Class A	227,636	7,430,039
Wingstop, Inc. (B)	105,882	7,088,800
Multiline retail 2.1%
Ollie's Bargain Outlet Holdings, Inc. (A)	87,876	7,654,000
Specialty retail 1.5%
At Home Group, Inc. (A)	158,663	5,459,594
Financials 5.6%		20,305,513
Consumer finance 5.6%
Enova International, Inc. (A)	172,420	5,724,344
FirstCash, Inc.	74,504	6,057,175
Green Dot Corp., Class A (A)	99,498	8,523,994
Health care 31.8%		114,795,901
Biotechnology 6.6%
Exact Sciences Corp. (A)	87,734	6,570,399
Ligand Pharmaceuticals, Inc. (A)	30,909	8,026,758
Puma Biotechnology, Inc. (A)	119,641	5,258,222
Repligen Corp. (A)	69,447	3,811,251
Health care equipment and supplies 8.7%
ICU Medical, Inc. (A)	19,189	5,871,834
Masimo Corp. (A)	90,782	10,702,289
Merit Medical Systems, Inc. (A)	155,715	9,163,828
Penumbra, Inc. (A)	42,156	5,853,361
Health care providers and services 9.1%
AMN Healthcare Services, Inc. (A)	106,160	6,189,128
HealthEquity, Inc. (A)	55,604	5,238,453
LHC Group, Inc. (A)	96,968	9,593,044
PetIQ, Inc. (A)(B)	166,202	6,508,470
Select Medical Holdings Corp. (A)	260,681	5,161,484
Health care technology 2.8%
Medidata Solutions, Inc. (A)	68,647	5,833,622
Vocera Communications, Inc. (A)	132,882	4,406,367
Pharmaceuticals 4.6%
GW Pharmaceuticals PLC, ADR (A)	46,140	6,772,429
Horizon Pharma PLC (A)	465,230	9,834,962
12	JOHN HANCOCK SMALL CAP GROWTH FUND | ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Shares	Value
Industrials 22.6%		$81,414,150
Air freight and logistics 2.2%
Echo Global Logistics, Inc. (A)	237,812	7,895,358
Building products 3.0%
Trex Company, Inc. (A)	126,417	10,707,521
Commercial services and supplies 2.1%
The Brink's Company	101,148	7,596,215
Construction and engineering 1.0%
MasTec, Inc. (A)	83,082	3,638,992
Electrical equipment 2.6%
Generac Holdings, Inc. (A)	168,849	9,369,431
Professional services 4.5%
ASGN, Inc. (A)	93,425	8,650,221
Insperity, Inc.	61,902	7,418,955
Road and rail 1.9%
Saia, Inc. (A)	86,344	6,842,762
Trading companies and distributors 5.3%
Applied Industrial Technologies, Inc.	82,889	6,386,597
Rush Enterprises, Inc., Class A	118,472	5,089,557
SiteOne Landscape Supply, Inc. (A)	86,517	7,818,541
Information technology 22.4%		80,726,379
Internet software and services 11.2%
Carbonite, Inc. (A)	211,731	8,797,423
Etsy, Inc. (A)	161,319	7,854,622
Five9, Inc. (A)	183,351	8,810,016
LivePerson, Inc. (A)	255,230	6,865,687
Mimecast, Ltd. (A)	190,116	7,906,924
IT services 3.6%
Evo Payments, Inc., Class A (A)	206,243	4,850,835
Virtusa Corp. (A)	140,967	8,212,737
Semiconductors and semiconductor equipment 3.1%
Entegris, Inc.	111,279	3,772,358
Monolithic Power Systems, Inc.	50,594	7,582,523
Software 4.5%
HubSpot, Inc. (A)	29,377	4,221,475
Qualys, Inc. (A)	56,751	5,167,179
RealPage, Inc. (A)	107,125	6,684,600
Materials 3.1%		11,157,519
Chemicals 3.1%
KMG Chemicals, Inc.	98,773	7,652,932
Koppers Holdings, Inc. (A)	98,860	3,504,587

SEE NOTES TO FINANCIAL STATEMENTS	ANNUAL REPORT | JOHN HANCOCK SMALL CAP GROWTH FUND	13

	Yield (%)	Shares	Value
Securities lending collateral 1.8%			$6,578,497
(Cost $6,576,577)
John Hancock Collateral Trust (C)	2.0611(D)	657,449	6,578,497
Short-term investments 2.4%			$8,772,511
(Cost $8,772,511)
Money market funds 2.4%			8,772,511
State Street Institutional U.S. Government Money Market Fund, Premier Class	1.8679(D)	8,772,511	8,772,511

Total investments (Cost $306,928,693) 102.0%	$368,167,984
Other assets and liabilities, net (2.0%)	(7,321,259)
Total net assets 100.0%	$360,846,725

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
Security Abbreviations and Legend
ADR	American Depositary Receipt
(A)	Non-income producing security.
(B)	All or a portion of this security is on loan as of 8-31-18.
(C)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.
(D)	The rate shown is the annualized seven-day yield as of 8-31-18.
At 8-31-18, the aggregate cost of investments for federal income tax purposes was $307,269,138. Net unrealized appreciation aggregated to $60,898,846, of which $71,953,955 related to gross unrealized appreciation and $11,055,109 related to gross unrealized depreciation.
14	JOHN HANCOCK SMALL CAP GROWTH FUND | ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

Financial statements
STATEMENT OF ASSETS AND LIABILITIES 8-31-18

Assets
Unaffiliated investments, at value (Cost $300,352,116) including $6,437,336 of securities loaned	$361,589,487
Affiliated investments, at value (Cost $6,576,577)	6,578,497
Total investments, at value (Cost $306,928,693)	368,167,984
Dividends and interest receivable	41,256
Receivable for fund shares sold	4,055
Receivable for investments sold	27,807
Receivable for securities lending income	7,610
Other assets	97,856
Total assets	368,346,568
Liabilities
Payable for fund shares repurchased	816,715
Payable upon return of securities loaned	6,572,834
Payable to affiliates
Accounting and legal services fees	17,161
Transfer agent fees	91
Trustees' fees	209
Other liabilities and accrued expenses	92,833
Total liabilities	7,499,843
Net assets	$360,846,725
Net assets consist of
Paid-in capital	$299,413,972
Accumulated net investment loss	(1,514,190)
Accumulated net realized gain (loss) on investments	1,707,652
Net unrealized appreciation (depreciation) on investments	61,239,291
Net assets	$360,846,725

Net asset value per share
Based on net asset value and shares outstanding - the fund has an unlimited number of shares authorized with no par value
Class A ($802,302 ÷ 41,636 shares) [1]	$19.27
Class C ($128,910 ÷ 6,710 shares) [1]	$19.21
Class I ($333,399 ÷ 17,286 shares)	$19.29
Class R6 ($56,665 ÷ 2,936 shares)	$19.30
Class NAV ($359,525,449 ÷ 18,624,153 shares)	$19.30
Maximum offering price per share
Class A (net asset value per share ÷ 95%)[2]	$20.28

[1]	Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.
[2]	On single retail sales of less than $50,000. On sales of $50,000 or more and on group sales the offering price is reduced.
SEE NOTES TO FINANCIAL STATEMENTS	ANNUAL REPORT | JOHN HANCOCK SMALL CAP GROWTH FUND	15

STATEMENT OF OPERATIONS For the year ended  8-31-18

Investment income
Dividends	$1,135,232
Interest	91,383
Securities lending	69,457
Total investment income	1,296,072
Expenses
Investment management fees	2,788,039
Distribution and service fees	541
Accounting and legal services fees	44,365
Transfer agent fees	193
Trustees' fees	4,953
Custodian fees	45,950
State registration fees	22,836
Printing and postage	17,099
Professional fees	139,971
Other	19,341
Total expenses	3,083,288
Less expense reductions	(26,123)
Net expenses	3,057,165
Net investment loss	(1,761,093)
Realized and unrealized gain (loss)
Net realized gain (loss) on
Unaffiliated investments	68,210,857
Affiliated investments	2,000
68,212,857
Change in net unrealized appreciation (depreciation) of
Unaffiliated investments	(495,321)
Affiliated investments	2,502
(492,819)
Net realized and unrealized gain (loss)	67,720,038
Increase in net assets from operations	$65,958,945

16	JOHN HANCOCK SMALL CAP GROWTH FUND | ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

STATEMENTS OF CHANGES IN NET ASSETS

	Year ended 8-31-18	Year ended 8-31-17
Increase (decrease) in net assets
From operations
Net investment loss	$(1,761,093)	$(567,372)
Net realized gain	68,212,857	17,801,252
Change in net unrealized appreciation (depreciation)	(492,819)	14,622,086
Increase in net assets resulting from operations	65,958,945	31,855,966
Distributions to shareholders
From net realized gain
Class NAV	(79,097,431)	(11,370,175)
Total distributions	(79,097,431)	(11,370,175)
From fund share transactions	144,642,726	29,750,842
Total increase	131,504,240	50,236,633
Net assets
Beginning of year	229,342,485	179,105,852
End of year	$360,846,725	$229,342,485
Undistributed net investment income (loss)	$(1,514,190)	—
SEE NOTES TO FINANCIAL STATEMENTS	ANNUAL REPORT | JOHN HANCOCK SMALL CAP GROWTH FUND	17

Financial highlights
CLASS A SHARES Period ended	8-31-18 [1]
Per share operating performance
Net asset value, beginning of period	$17.03
Net investment loss[2]	(0.10)
Net realized and unrealized gain (loss) on investments	2.34
Total from investment operations	2.24
Net asset value, end of period	$19.27
Total return (%)[3,4]	13.15 [5]
Ratios and supplemental data
Net assets, end of period (in millions)	$1
Ratios (as a percentage of average net assets):
Expenses before reductions	1.36 [6]
Expenses including reductions	1.35 [6]
Net investment loss	(1.26) [6]
Portfolio turnover (%)	165 [7]

[1]	The inception date for Class A shares is 3-27-18.
[2]	Based on average daily shares outstanding.
[3]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[4]	Does not reflect the effect of sales charges, if any.
[5]	Not annualized.
[6]	Annualized.
[7]	Portfolio turnover is shown for the period from 9-1-17 to 8-31-18.
18	JOHN HANCOCK SMALL CAP GROWTH FUND | ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

CLASS C SHARES Period ended	8-31-18 [1]
Per share operating performance
Net asset value, beginning of period	$17.03
Net investment loss[2]	(0.16)
Net realized and unrealized gain (loss) on investments	2.34
Total from investment operations	2.18
Net asset value, end of period	$19.21
Total return (%)[3,4]	12.80 [5]
Ratios and supplemental data
Net assets, end of period (in millions)	$— [6]
Ratios (as a percentage of average net assets):
Expenses before reductions	2.11 [7]
Expenses including reductions	2.10 [7]
Net investment loss	(2.01) [7]
Portfolio turnover (%)	165 [8]

[1]	The inception date for Class C shares is 3-27-18.
[2]	Based on average daily shares outstanding.
[3]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[4]	Does not reflect the effect of sales charges, if any.
[5]	Not annualized.
[6]	Less than $500,000.
[7]	Annualized.
[8]	Portfolio turnover is shown for the period from 9-1-17 to 8-31-18.
SEE NOTES TO FINANCIAL STATEMENTS	ANNUAL REPORT | JOHN HANCOCK SMALL CAP GROWTH FUND	19

CLASS I SHARES Period ended	8-31-18 [1]
Per share operating performance
Net asset value, beginning of period	$17.03
Net investment loss[2]	(0.08)
Net realized and unrealized gain (loss) on investments	2.34
Total from investment operations	2.26
Net asset value, end of period	$19.29
Total return (%)[3]	13.27 [4]
Ratios and supplemental data
Net assets, end of period (in millions)	$— [5]
Ratios (as a percentage of average net assets):
Expenses before reductions	1.12 [6]
Expenses including reductions	1.11 [6]
Net investment loss	(0.99) [6]
Portfolio turnover (%)	165 [7]

[1]	The inception date for Class I shares is 3-27-18.
[2]	Based on average daily shares outstanding.
[3]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[4]	Not annualized.
[5]	Less than $500,000.
[6]	Annualized.
[7]	Portfolio turnover is shown for the period from 9-1-17 to 8-31-18.
20	JOHN HANCOCK SMALL CAP GROWTH FUND | ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

CLASS R6 SHARES Period ended	8-31-18 [1]
Per share operating performance
Net asset value, beginning of period	$17.03
Net investment loss[2]	(0.07)
Net realized and unrealized gain (loss) on investments	2.34
Total from investment operations	2.27
Net asset value, end of period	$19.30
Total return (%)[3]	13.33 [4]
Ratios and supplemental data
Net assets, end of period (in millions)	$— [5]
Ratios (as a percentage of average net assets):
Expenses before reductions	1.01 [6]
Expenses including reductions	1.01 [6]
Net investment loss	(0.92) [6]
Portfolio turnover (%)	165 [7]

[1]	The inception date for Class R6 shares is 3-27-18.
[2]	Based on average daily shares outstanding.
[3]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[4]	Not annualized.
[5]	Less than $500,000.
[6]	Annualized.
[7]	Portfolio turnover is shown for the period from 9-1-17 to 8-31-18.
SEE NOTES TO FINANCIAL STATEMENTS	ANNUAL REPORT | JOHN HANCOCK SMALL CAP GROWTH FUND	21

CLASS NAV SHARES Period ended	8-31-18	8-31-17	8-31-16	8-31-15	8-31-14
Per share operating performance
Net asset value, beginning of period	$20.31	$18.44	$19.94	$21.16	$18.26
Net investment loss[1]	(0.11)	(0.05)	(0.03)	(0.07)	(0.03)
Net realized and unrealized gain (loss) on investments	4.54	3.01	0.57	1.14	3.86
Total from investment operations	4.43	2.96	0.54	1.07	3.83
Less distributions
From net realized gain	(5.44)	(1.09)	(2.04)	(2.29)	(0.93)
Net asset value, end of period	$19.30	$20.31	$18.44	$19.94	$21.16
Total return (%)[2]	24.87	16.79	3.42	5.26	21.25
Ratios and supplemental data
Net assets, end of period (in millions)	$360	$229	$179	$188	$204
Ratios (as a percentage of average net assets):
Expenses before reductions	1.00	1.06	1.06	1.05	1.06
Expenses including reductions	0.99	1.05	1.05	1.04	1.05
Net investment loss	(0.57)	(0.29)	(0.17)	(0.32)	(0.14)
Portfolio turnover (%)	165 [3]	39	26	30	33

[1]	Based on average daily shares outstanding.
[2]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[3]	Excludes in-kind transactions.
22	JOHN HANCOCK SMALL CAP GROWTH FUND | ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

Notes to financial statements

Note 1 — Organization

John Hancock Small Cap Growth Fund, formerly John Hancock Small Company Growth Fund, (the fund) is a series of John Hancock Funds II (the Trust), an open-end management investment company organized as a Massachusetts business trust and registered under the Investment Company Act of 1940, as amended (the 1940 Act). The investment objective of the fund is to seek long-term capital appreciation.

The fund may offer multiple classes of shares. The shares currently offered are detailed in the Statement of assets and liabilities. Class A and Class C are offered to all investors. Class I shares are offered to institutions and certain investors. Class R6 shares are only available to certain retirement plans, institutions and other investors. Class NAV shares are offered to John Hancock affiliated funds of funds, retirement plans for employees of John Hancock and/or Manulife Financial Corporation, and certain 529 plans. Class C shares convert to Class A shares ten years after purchase (certain exclusions may apply). Shareholders of each class have exclusive voting rights to matters that affect that class. The distribution and service fees, if any, and transfer agent fees for each class may differ.

Effective March 5, 2018, Small Company Growth Fund changed its name to Small Cap Growth Fund.

Note 2 — Significant accounting policies

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (US GAAP), which require management to make certain estimates and assumptions as of the date of the financial statements. Actual results could differ from those estimates and those differences could be significant. The fund qualifies as an investment company under Topic 946 of Accounting Standards Codification of US GAAP.

Events or transactions occurring after the end of the fiscal period through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the fund:

Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 p.m., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the net asset value (NAV) may be determined as of the regularly scheduled close of the NYSE pursuant to the fund's Valuation Policies and Procedures.

In order to value the securities, the fund uses the following valuation techniques: Equity securities held by the fund are typically valued at the last sale price or official closing price on the exchange or principal market where the security trades. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Investments by the fund in open-end mutual funds, including John Hancock Collateral Trust (JHCT), are valued at their respective NAVs each business day.

In certain instances, the Pricing Committee may determine to value equity securities using prices obtained from another exchange or market if trading on the exchange or market on which prices are typically obtained did not open for trading as scheduled, or if trading closed earlier than scheduled, and trading occurred as normal on another exchange or market.

Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the fund's Pricing Committee following procedures established by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed.

The fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the fund's own assumptions in determining the fair value of investments. Factors used in determining value may include market or

ANNUAL REPORT   |   JOHN HANCOCK SMALL CAP GROWTH FUND       23

issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.

As of August 31, 2018, all investments are categorized as Level 1 under the hierarchy described above.

Security transactions and related investment income. Investment security transactions are accounted for on a trade date plus one basis for daily NAV calculations. However, for financial reporting purposes, investment transactions are reported on trade date. Dividend income is recorded on the ex-date, except for dividends of foreign securities where the dividend may not be known until after the ex-date. In those cases, dividend income, net of withholding taxes, is recorded when the fund becomes aware of the dividends. Non-cash dividends, if any, are recorded at the fair market value of the securities received. Interest income is accrued as earned. Interest income includes coupon interest and amortization/accretion of premiums/discounts on debt securities. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds from litigation. Income and capital gain distributions from underlying funds are recorded on ex-date.

Securities lending. The fund may lend its securities to earn additional income. The fund receives cash collateral from the borrower in an amount not less than the market value of the loaned securities. The fund will invest its collateral in JHCT, an affiliate of the fund, which has a floating NAV and is registered with the Securities and Exchange Commission as an investment company. JHCT invests in short-term money market investments. The fund will receive the benefit of any gains and bear any losses generated by JHCT with respect to the cash collateral.

The fund has the right to recall loaned securities on demand. If a borrower fails to return loaned securities when due, then the lending agent is responsible and indemnifies the fund for the lent securities. The lending agent uses the collateral received from the borrower to purchase replacement securities of the same issue, type, class and series of the loaned securities. If the value of the collateral is less than the purchase cost of replacement securities, the lending agent is responsible for satisfying the shortfall but only to the extent that the shortfall is not due to any decrease in the value of JHCT.

Although the risk of the loss of the securities lent is mitigated by receiving collateral from the borrower and through lending agent indemnification, the fund could experience a delay in recovering securities or could experience a lower than expected return if the borrower fails to return the securities on a timely basis. The fund receives compensation for lending its securities by retaining a portion of the return on the investment of the collateral and compensation from fees earned from borrowers of the securities. Securities lending income received by the fund is net of fees retained by the securities lending agent. Net income received from JHCT is a component of securities lending income as recorded on the Statement of operations.

Obligations to repay collateral received by the fund are shown on the Statemen of assets and liabilities as Payable upon return of securities loaned and are secured by the loaned securities. As of August 31, 2018, the fund loaned stocks valued at $6,437,336 and received $6,572,834 of cash collateral.

Line of credit. The fund may have the ability to borrow from banks for temporary or emergency purposes, including meeting redemption requests that otherwise might require the untimely sale of securities. Pursuant to the fund's custodian agreement, the custodian may loan money to the fund to make properly authorized payments. The fund is obligated to repay the custodian for any overdraft, including any related costs or expenses. The custodian may have a lien, security interest or security entitlement in any fund property that is not otherwise segregated or pledged, to the extent of any overdraft, and to the maximum extent permitted by law.

The fund and other affiliated funds have entered into a syndicated line of credit agreement with Citibank, N.A. as the administrative agent that enables them to participate in a $750 million unsecured committed line of credit. Excluding commitments designated for a certain fund and subject to the needs of all other affiliated funds, the fund can borrow up to an aggregate commitment amount of $500 million, subject to asset coverage and other limitations as specified in the agreement. A commitment fee payable at the end of each calendar quarter, based on the average daily unused portion of the line of credit, is charged to each participating fund based on a combination of fixed and asset based allocations and is

ANNUAL REPORT   |   JOHN HANCOCK SMALL CAP GROWTH FUND       24

reflected in Other expenses on the Statement of operations. For the year ended August 31, 2018, the fund had no borrowings under the line of credit. Commitment fees for the year ended August 31, 2018 were $2,578.

Expenses. Within the John Hancock group of funds complex, expenses that are directly attributable to an individual fund are allocated to such fund. Expenses that are not readily attributable to a specific fund are allocated among all funds in an equitable manner, taking into consideration, among other things, the nature and type of expense and the fund's relative net assets. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Class allocations. Income, common expenses and realized and unrealized gains (losses) are determined at the fund level and allocated daily to each class of shares based on the net assets of the class. Class-specific expenses, such as distribution and service fees, if any, and transfer agent fees, for all classes, are charged daily at the class level based on the net assets of each class and the specific expense rates applicable to each class.

Federal income taxes. The fund intends to continue to qualify as a regulated investment company by complying with the applicable provisions of the Internal Revenue Code and will not be subject to federal income tax on taxable income that is distributed to shareholders. Therefore, no federal income tax provision is required.

For federal income tax purposes, as of August 31, 2018, net capital losses of $8,888,947 that are the result of security transactions occurring after October 31, 2017, are treated as occurring on September 1, 2018, the first day of the fund's next taxable year. Qualified late year ordinary losses of $1,514,190 are treated as occurring on September 1, 2018, the first day of the fund's next taxable year.

As of August 31, 2018, the fund had no uncertain tax positions that would require financial statement recognition, derecognition or disclosure. The fund's federal tax returns are subject to examination by the Internal Revenue Service for a period of three years.

Distribution of income and gains. Distributions to shareholders from net investment income and net realized gains, if any, are recorded on the ex-date. The fund typically declares and pays dividends and capital gain distributions, if any, at least annually.

The tax character of distributions for the years ended August 31, 2018 and 2017 was as follows:

	August 31, 2018	August 31, 2017
Ordinary Income	$1,259,955	$47,079
Long-term capital gains	77,837,476	11,323,096
Total	$79,097,431	$11,370,175

Distributions paid by the fund with respect to each class of shares are calculated in the same manner, at the same time and in the same amount, except for the effect of class level expenses that may be applied differently to each class. As of August 31, 2018, the components of distributable earnings on a tax basis consisted of $10,937,044 of undistributed long-term gains.

Such distributions and distributable earnings, on a tax basis, are determined in conformity with income tax regulations, which may differ from US GAAP. Distributions in excess of tax basis earnings and profits, if any, are reported in the fund's financial statements as a return of capital.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences, if any, will reverse in a subsequent period. Book-tax differences are primarily attributable to net operating losses and wash sale loss deferrals.

Note 3 — Guarantees and indemnifications

Under the Trust's organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust, including the fund. Additionally, in the normal course of business, the fund enters into contracts with service providers that contain general indemnification clauses. The fund's maximum exposure under

ANNUAL REPORT   |   JOHN HANCOCK SMALL CAP GROWTH FUND       25

these arrangements is unknown, as this would involve future claims that may be made against the fund that have not yet occurred. The risk of material loss from such claims is considered remote.

Note 4 — Fees and transactions with affiliates

John Hancock Advisers, LLC (the Advisor) serves as investment advisor for the fund. John Hancock Funds, LLC (the Distributor), an affiliate of the Advisor, serves as principal underwriter of the fund. The Advisor and the Distributor are indirect, wholly owned subsidiaries of Manulife Financial Corporation (MFC).

Management fee. The fund has an investment management agreement with the Advisor under which the fund pays a management fee to the Advisor equivalent on an annual basis to the sum of: a) 0.880% of the first $300 million of average daily net assets; b) 0.850% of the next $300 million of average daily net assets; c) 0.830% of the next $300 million of average daily net assets; and d) 0.800% of the excess over $900 million of average daily net assets. The advisor has a subadvisory agreement with Redwood Investment, LLC. Prior to December 26, 2017, Invesco Advisers, Inc. served as a subadvisor to the fund. The fund is not responsible for payment of the subadvisory fees.

Prior to December 26, 2017, the fund had an investment management agreement with the Advisor under which the fund paid a management fee to the Advisor equivalent on an annual basis to the sum of: a) 1.050% of the first $250 million of aggregate net assets and b) 1.000% of the excess over $250 million of aggregate net assets. However, when the aggregate net assets exceeded $1 billion, then the management fee rate was 1.000% of aggregate net assets of the fund. Aggregate net assets included the following funds: John Hancock Variable Insurance Trust (JHVIT) Small Company Growth Trust, JHVIT Small Cap Opportunities Trust, JHVIT International Growth Stock Trust and JHF II International Growth Stock.

The Advisor has contractually agreed to waive a portion of its management fee and/or reimburse expenses for certain funds of the John Hancock group of funds complex, including the fund (the participating portfolios). This waiver is based upon aggregate net assets of all the participating portfolios. The amount of the reimbursement is calculated daily and allocated among all the participating portfolios in proportion to the daily net assets of each fund. During the year ended August 31, 2018, this waiver amounted to 0.01% of the fund's average net assets. This agreement expires on June 30, 2020, unless renewed by mutual agreement of the Fund and the Advisor based upon a determination that this is appropriate under the circumstances at that time.

For the year ended August 31, 2018, the expense reductions described above amounted to the following:

Class	Expense reduction	Class	Expense reduction
Class A	$8	Class R6	$2
Class C	3	Class NAV	26,106
Class I	4	Total	$26,123

Expenses waived or reimbursed in the current fiscal period are not subject to recapture in future fiscal periods.

The investment management fees incurred for the year ended August 31, 2018 were equivalent to a net annual effective rate of 0.90% of the fund's average daily net assets.

Accounting and legal services. Pursuant to a service agreement, the fund reimburses the Advisor for all expenses associated with providing the administrative, financial, legal, compliance, accounting and recordkeeping services to the fund, including the preparation of all tax returns, periodic reports to shareholders and regulatory reports, among other services. These expenses are allocated to each share class based on its relative net assets at the time the expense was incurred. These accounting and legal services fees incurred for the year ended August 31, 2018 amounted to an annual rate of 0.01% of the fund's average daily net assets.

Distribution and service plans. The fund has a distribution agreement with the Distributor. The fund has adopted distribution and service plans with respect to Class A and Class C pursuant to Rule 12b-1 under the 1940 Act, to pay the Distributor for services provided as the distributor of shares of the fund. The fund may pay up to the following contractual

ANNUAL REPORT   |   JOHN HANCOCK SMALL CAP GROWTH FUND       26

rates of distribution and service fees under these arrangements, expressed as an annual percentage of average daily net assets for each class of the fund's shares.

Class	Rule 12b-1 fee
Class A	0.25%
Class C	1.00%

Sales charges. Class A shares may be subject to up-front sales charges. For the year ended August 31, 2018, no sales charges were assessed.

Class A and Class C shares may be subject to contingent deferred sales charges (CDSCs). Certain Class A shares that are acquired through purchases of $1 million or more and are redeemed within one year of purchase are subject to a 1.00% sales charge. Class C shares that are redeemed within one year of purchase are subject to a 1.00% CDSC. CDSCs are applied to the lesser of the current market value at the time of redemption or the original purchase cost of the shares being redeemed. Proceeds from CDSCs are used to compensate the Distributor for providing distribution-related services in connection with the sale of these shares. During the year ended August 31, 2018, there were no CDSCs received by the Distributor for Class A and Class C.

Transfer agent fees. The John Hancock group of funds has a complex-wide transfer agent agreement with John Hancock Signature Services, Inc. (Signature Services), an affiliate of the Advisor. The transfer agent fees paid to Signature Services are determined based on the cost to Signature Services (Signature Services Cost) of providing recordkeeping services. It also includes out-of-pocket expenses, including payments made to third-parties for recordkeeping services provided to their clients who invest in one or more John Hancock funds. In addition, Signature Services Cost may be reduced by certain fees that Signature Services receives in connection with retirement and small accounts. Signature Services Cost is calculated monthly and allocated, as applicable, to five categories of share classes: Retail Share and Institutional Share Classes of Non-Municipal Bond Funds, Class R6 Shares, Retirement Share Classes and Municipal Bond Share Classes. Within each of these categories, the applicable costs are allocated to the affected John Hancock affiliated funds and/or classes, based on the relative average daily net assets.

Class level expenses. Class level expenses for the year ended August 31, 2018 were:

Class	Distribution and service fees	Transfer agent fees
Class A	$223	$97
Class C	318	34
Class I	—	59
Class R6	—	3
Total	$541	$193

Trustee expenses. The fund compensates each Trustee who is not an employee of the Advisor or its affiliates. The costs of paying Trustee compensation and expenses are allocated to the fund based on its net assets relative to other funds within the John Hancock group of funds complex.

Note 5 — Fund share transactions

Transactions in fund shares for the years ended August 31, 2018 and 2017 were as follows:

		Year ended 8-31-18		Year ended 8-31-17
	Shares	Amount	Shares	Amount
Class A shares[1]
Sold	44,189	$802,575	—	—
Repurchased	(2,553)	(47,021)	—	—
Net increase	41,636	$755,554	—	—

ANNUAL REPORT   |   JOHN HANCOCK SMALL CAP GROWTH FUND       27

		Year ended 8-31-18		Year ended 8-31-17
	Shares	Amount	Shares	Amount
Class C shares[1]
Sold	6,710	$116,972	—	—
Net increase	6,710	$116,972	—	—
Class I shares[1]
Sold	17,286	$312,960	—	—
Net increase	17,286	$312,960	—	—
Class R6 shares[1]
Sold	2,936	$50,000	—	—
Net increase	2,936	$50,000	—	—
Class NAV shares
Sold	6,313,029	$130,719,514	4,492,149	$39,251,817
Distributions reinvested	4,381,746	79,097,431	—	—
Repurchased	(3,364,320)	(66,409,705)	(4,778,547)	(41,251,634)
Net increase	7,330,455	$143,407,240	(286,398)	$(1,999,817)
Total net increase (decrease)	7,399,023	$144,642,726	(286,398)	$(1,999,817)

1 The inception date for Class A, Class C, Class I and Class R6 shares is 3-27-18.

Affiliates of the fund owned 7%, 44%, 17% and 100% of shares of Class A, Class C, Class I and Class NAV, respectively, on August 31, 2018. Such concentration of shareholders' capital could have a material effect on the fund if such shareholders redeem from the fund.

Note 6 — Purchase and sale of securities

Purchases and sales of securities, other than short-term investments, amounted to $499,730,492 and $541,383,581, respectively, for the year ended August 31, 2018.

Note 7 — Industry or sector risk

The fund may invest a large percentage of its assets in one or more particular industries or sectors of the economy. If a large percentage of the fund's assets are economically tied to a single or small number of industries or sectors of the economy, the fund will be less diversified than a more broadly diversified fund, and it may cause the fund to underperform if that industry or sector underperforms. In addition, focusing on a particular industry or sector may make the fund's NAV more volatile. Further, a fund that invests in particular industries or sectors is particularly susceptible to the impact of market, economic, regulatory and other factors affecting those industries or sectors.

Note 8 — Investment by affiliated funds

Certain investors in the fund are affiliated funds that are managed by the Advisor and its affiliates. The affiliated funds do not invest in the fund for the purpose of exercising management or control; however, this investment may represent a significant portion of the fund's net assets. At August 31, 2018, funds within the John Hancock group of funds complex held 99.6% of the fund's net assets. The following funds had an affiliate ownership of 5% or more of the fund's net assets:

Fund	Affiliate concentration
John Hancock Funds II Multimanager Lifestyle Growth Portfolio	22.9%
John Hancock Variable Insurance Trust Lifestyle Growth Portfolio	18.4%
John Hancock Funds II Multimanager Lifestyle Balanced Portfolio	16.8%
John Hancock Funds II Multimanager Lifestyle Aggressive Portfolio	11.9%
John Hancock Variable Insurance Trust Lifestyle Balanced Portfolio	9.9%

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Note 9 — Investment in affiliated underlying funds

The fund may invest in affiliated underlying funds that are managed by the Advisor and its affiliates. Information regarding the fund's purchases and sales of the affiliated underlying funds as well as income and capital gains earned, if any, during the period is as follows:

					Dividends and distributions
Fund	Beginning share amount	Shares purchased	Shares sold	Ending share amount	Income distributions received	Capital gain distributions received	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Ending value
John Hancock Collateral Trust*	1,665,504	12,745,872	(13,753,927)	657,449	—	—	$2,000	$2,502	$6,578,497
*Refer to the Securities lending note within Note 2 for details regarding this investment.

Note 10 — Interfund trading

The fund is permitted to purchase or sell securities from or to certain other affiliated funds, as set forth in Rule 17a-7 of the 1940 Act, under specified conditions outlined in procedures adopted by the Board of Trustees of the Trust. The procedures have been designed to ensure that any purchase or sale of securities by the fund from or to another fund that is or could be considered an affiliate complies with Rule 17a-7 of the 1940 Act. Further, as defined under the procedures, each transaction is effected at the current market price. Pursuant to these procedures, for the year ended August 31, 2018, the fund engaged in sales amounting to $3,326,220.

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REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Trustees of John Hancock Funds II and Shareholders of John Hancock Small Cap Growth Fund

Opinion on the Financial Statements

We have audited the accompanying statement of assets and liabilities, including the fund's investments, of John Hancock Small Cap Growth Fund (one of the funds constituting John Hancock Funds II, referred to hereafter as the "Fund") as of August 31, 2018, the related statement of operations for the year ended August 31, 2018, the statements of changes in net assets for each of the two years in the period ended August 31, 2018, including the related notes, and the financial highlights for each of the periods indicated therein (collectively referred to as the "financial statements"). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of August 31, 2018, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended August 31, 2018 and the financial highlights for each of the periods indicated therein in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements are the responsibility of the Fund's management. Our responsibility is to express an opinion on the Fund's financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) ("PCAOB") and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of August 31, 2018 by correspondence with the custodian and transfer agent. We believe that our audits provide a reasonable basis for our opinion.

/s/ PricewaterhouseCoopers LLP

Boston, Massachusetts

October 24, 2018

We have served as the auditor of one or more investment companies in the John Hancock group of funds since 1988.

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TAX INFORMATION

Unaudited

For federal income tax purposes, the following information is furnished with respect to the distributions of the fund, if any, paid during its taxable year ended August 31, 2018.

The fund reports the maximum amount allowable of its net taxable income as eligible for the corporate dividends-received deduction.

The fund reports the maximum amount allowable of its net taxable income as qualified dividend income as provided in the Jobs and Growth Tax Relief Reconciliation Act of 2003.

The fund paid $77,837,476 in long term capital gain dividends.

Eligible shareholders will be mailed a 2018 Form 1099-DIV in early 2019. This will reflect the tax character of all distributions paid in calendar year 2018.

Please consult a tax advisor regarding the tax consequences of your investment in the fund.

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CONTINUATION OF INVESTMENT ADVISORY AND SUBADVISORY AGREEMENTS

Evaluation of Advisory and Subadvisory Agreements by the Board of Trustees

This section describes the evaluation by the Board of Trustees (the Board) of John Hancock Funds II (the Trust) of the Advisory Agreement (the Advisory Agreement) with John Hancock Advisers, LLC (the Advisor) and the Subadvisory Agreement (the Subadvisory Agreement) with Redwood Investments, LLC (the Subadvisor), for John Hancock Small Cap Growth Fund (the fund). The Advisory Agreement and Subadvisory Agreement are collectively referred to as the Agreements. The Subadvisory Agreement was initially approved by the Board at its in-person meeting held on December 12-14, 2017. Prior to the June 18-21, 2018 in-person meeting at which the continuation of the Agreements were approved, the Board also discussed and considered information regarding the proposed continuation of the Agreements at an in-person meeting held on May 29-31, 2018.

Initial Board Consideration of Redwood Subadvisory Agreement

At its in-person meeting held on December 12-14, 2017, the Board, including the Independent Trustees, approved the Redwood Subadvisory Agreement between the Advisor and Redwood with respect to the Fund.

In considering the Redwood Subadvisory Agreement, the Board received in advance of the meeting a variety of materials relating to the Fund and Redwood, including comparative performance information, fee and expense information of Redwood and Invesco; performance information for relevant indices; comparative performance information for comparably managed accounts, as applicable; and other information provided by the Advisor and Redwood regarding the nature, extent and quality of services to be provided by Redwood under the Redwood Subadvisory Agreement. The Board also took into account discussions with management and information provided to the Board with respect to the services to be provided by Redwood to the Fund.

Throughout the process, the Board asked questions of management. The Board was assisted by counsel for the Trust and the Independent Trustees were also separately assisted by independent legal counsel throughout the process.

In approving the Redwood Subadvisory Agreement, the Board, including the Independent Trustees, considered a variety of factors, including those discussed below. The Board also considered other factors (including conditions and trends prevailing generally in the economy, the securities markets and the industry) and did not treat any single factor as determinative, and each Trustee may have attributed different weights to different factors.

Approval of Redwood Subadvisory Agreement

In making its determination with respect to approval of the Redwood Subadvisory Agreement, the Board considered information relating to Redwood's business, including the historical performance of the Fund under the management of Invesco, which included comparative performance information of the Fund and a composite managed by Redwood; and that the subadvisory fee rates for the Fund under the Redwood Subadvisory Agreement: (i) are lower than the rates under the Invesco Subadvisory Agreement; (ii) are paid by the Advisor not the Fund; and (iii) are a product of arms-length negotiation between the Advisor and Redwood. In addition, approval of the Redwood Subadvisory Agreement will not result in any increase in the advisory fees for the Fund and the advisory fees will be lower for the Fund at all asset levels.

Nature, extent, and quality of services . With respect to the services to be provided to the Fund by Redwood, the Board considered information provided to the Board by Redwood. The Board considered Redwood's current level of staffing and its overall resources, as well received information relating to Redwood's compensation program. The Board reviewed Redwood's history and investment experience, as well as information regarding the qualifications, background, and responsibilities of Redwood's investment and compliance personnel who will provide services to the Fund. The Board also considered, among other things, Redwood's compliance program and any disciplinary history. The Board also considered Redwood's risk assessment and monitoring processes. The Board reviewed Redwood's regulatory history, including whether it was currently involved in any regulatory actions or investigations as well as material litigation, and any settlements and amelioratory actions undertaken, as appropriate. The Board noted that the Advisor conducts regular periodic reviews of

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Redwood and its operations in regard to the Fund, including regarding investment processes and organizational and staffing matters. The Board also noted that the Trust's Chief Compliance Officer and his staff conduct regular, periodic compliance reviews with Redwood and present reports to the Independent Trustees regarding the same, which include evaluating the regulatory compliance systems of Redwood and procedures reasonably designed by it to assure compliance with the federal securities laws. The Board also took into account the financial condition of Redwood.

The Board considered Redwood's investment processes and philosophies. The Board took into account that Redwood's responsibilities will include the development and maintenance of an investment program for the Fund that is consistent with the Fund's updated investment objectives, the selection of investment securities and the placement of orders for the purchase and sale of such securities, as well as the implementation of compliance controls related to performance of these services. The Board also considered Redwood's brokerage policies and practices, including with respect to best execution and soft dollars.

Subadvisor compensation . In considering the cost of services to be provided by Redwood and the profitability to Redwood of its relationship with the Fund, the Board noted that the fees under the Redwood Subadvisory Agreement are paid by the Advisor and not the Fund. The Board also noted that there will be no increase in the advisory fees paid by the Fund as a consequence of the execution of the Redwood Subadvisory Agreement and that the advisory fees paid by the Fund will be lower at all asset levels. The Board noted in this regard that the subadvisory fees under the Redwood Subadvisory Agreement would be lower at all asset levels than under the Invesco Subadvisory Agreement.

The Board also relied on the ability of the Advisor to negotiate the Redwood Subadvisory Agreement with Redwood, which is not affiliated with the Advisor, and the fees thereunder at arm's length. As a result, the costs of the services to be provided and the profits to be realized by Redwood from its relationship with the Trust were not a material factor in the Board's consideration of the Redwood Subadvisory Agreement.

The Board also considered information regarding the nature and scope (including their significance to the Advisor and its affiliates and to Redwood) of any material relationships with respect to Redwood, which includes arrangements, if any, in which Redwood or its affiliates provide advisory, distribution, or management services in connection with financial products sponsored by the Advisor or its affiliates, and may include other registered investment companies, a 529 education savings plan, managed separate account, and exempt group annuity contracts sold to qualified plans, if any. The Board also considered information and took into account any other potential conflicts of interest the Advisor might have in connection with the Redwood Subadvisory Agreement.

In addition, the Board considered other potential indirect benefits that Redwood and its affiliates may receive from Redwood's relationship with the Fund, such as the opportunity to provide advisory services to additional funds in the John Hancock fund complex and reputational benefits.

Subadvisory fees. The Board considered that the Fund pays an advisory fee to the Advisor and that, in turn, the Advisor pays a subadvisory fee to Redwood. The Board also considered that the subadvisory fee to be paid to Redwood for managing the Fund is lower than the fee previously paid to Invesco. The Board also took into account that the Fund's advisory fee was also being amended and would result in advisory fee rates that are lower than the current advisory fee rates at all asset levels. The Board also considered, as available, the Fund's subadvisory fees as compared to comparable investment companies.

Subadvisor performance. As noted above, the Board considered the Fund's performance as compared to the Fund's peer group and benchmark under the management of Invesco and noted that the Board reviews information about the Fund's performance results at its regularly scheduled meetings. The Board noted the Advisor's expertise and resources in monitoring the performance, investment style, and risk-adjusted performance of Redwood. The Board also noted Redwood's long-term performance for similar accounts.

The Board's decision to approve the Redwood Subadvisory Agreement was based on a number of considerations, such as information relating to Redwood's business, including the historical performance of the Fund under the management of Invesco, which included comparative performance information of the Fund and a composite managed by Redwood; Redwood has extensive experience and demonstrated skills as a manager; and that the subadvisory fee rates for the Fund

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under the Redwood Subadvisory Agreement: (i) are lower than the rates under the Invesco Subadvisory Agreement; (ii) are reasonable in relation to the level and quality of services to be provided under the Redwood Subadvisory Agreement; (iii) are paid by the Advisor not the Fund; (iv) have breakpoints that are reflected as breakpoints in the advisory fees for the Fund in order to permit shareholders to benefit from economies of scale if the Fund grows; and (v) are a product of arms-length negotiation between the Advisor and Redwood. In addition, the Board considered that approval of the Redwood Subadvisory Agreement will not result in any increase in the advisory fees for the Fund and the advisory fees will be lower for the Fund at all asset levels.

Approval of the Continuation of Advisory and Subadvisory Agreements

At in-person meetings held on June 18-21, 2018, the Board, including the Trustees who are not parties to any Agreement or considered to be interested persons of the Trust under the Investment Company Act of 1940, as amended (the 1940 Act) (the Independent Trustees), reapproved for an annual period the continuation of the Advisory Agreement between the Trust and the Advisor and the Subadvisory Agreement between the Advisor and the Subadvisor with respect to the fund.

In considering the Advisory Agreement and the Subadvisory Agreement, the Board received in advance of the meetings a variety of materials relating to the fund, the Advisor and the Subadvisor, including comparative performance, fee and expense information for a peer group of similar funds prepared by an independent third-party provider of mutual fund data, performance information for an applicable benchmark index; and, with respect to the Subadvisor, comparative performance information for comparably managed accounts, as applicable, and other information provided by the Advisor and the Subadvisor regarding the nature, extent and quality of services provided by the Advisor and the Subadvisor under their respective Agreements, as well as information regarding the Advisor's revenues and costs of providing services to the fund and any compensation paid to affiliates of the Advisor. At the meetings at which the renewal of the Advisory Agreement and Subadvisory Agreement are considered, particular focus is given to information concerning fund performance, comparability of fees and total expenses, and profitability. However, the Board notes that the evaluation process with respect to the Advisor and the Subadvisor is an ongoing one. In this regard, the Board also took into account discussions with management and information provided to the Board (including its various committees) at prior meetings with respect to the services provided by the Advisor and the Subadvisor to the fund, including quarterly performance reports prepared by management containing reviews of investment results and prior presentations from the Subadvisor with respect to the fund. The information received and considered by the Board in connection with the May and June meetings and throughout the year was both written and oral. The Board also considered the nature, quality, and extent of non-advisory services, if any, to be provided to the fund by the Advisor's affiliates, including distribution services. The Board considered the Advisory Agreement and the Subadvisory Agreement separately in the course of its review. In doing so, the Board noted the respective roles of the Advisor and Subadvisor in providing services to the fund.

Throughout the process, the Board asked questions of and requested additional information from management. The Board is assisted by counsel for the Trust and the Independent Trustees are also separately assisted by independent legal counsel throughout the process. The Independent Trustees also received a memorandum from their independent legal counsel discussing the legal standards for their consideration of the proposed continuation of the Agreements and discussed the proposed continuation of the Agreements in private sessions with their independent legal counsel at which no representatives of management were present.

Approval of Advisory Agreement

In approving the Advisory Agreement with respect to the fund, the Board, including the Independent Trustees, considered a variety of factors, including those discussed below. The Board also considered other factors (including conditions and trends prevailing generally in the economy, the securities markets, and the industry) and did not treat any single factor as determinative, and each Trustee may have attributed different weights to different factors. The Board's conclusions may be based in part on its consideration of the advisory and subadvisory arrangements in prior years and on the Board's ongoing regular review of fund performance and operations throughout the year.

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Nature, extent, and quality of services. Among the information received by the Board from the Advisor relating to the nature, extent, and quality of services provided to the fund, the Board reviewed information provided by the Advisor relating to its operations and personnel, descriptions of its organizational and management structure, and information regarding the Advisor's compliance and regulatory history, including its Form ADV. The Board also noted that on a regular basis it receives and reviews information from the Trust's Chief Compliance Officer (CCO) regarding the fund's compliance policies and procedures established pursuant to Rule 38a-1 under the 1940 Act. The Board observed that the scope of services provided by the Advisor, and of the undertakings required of the Advisor in connection with those services, including maintaining and monitoring its own and the fund's compliance programs, risk management programs, liquidity management programs and cybersecurity programs, had expanded over time as a result of regulatory, market and other developments. The Board considered that the Advisor is responsible for the management of the day-to-day operations of the fund, including, but not limited to, general supervision of and coordination of the services provided by the Subadvisor, and is also responsible for monitoring and reviewing the activities of the Subadvisor and other third-party service providers. The Board also considered the significant risks assumed by the Advisor in connection with the services provided to the fund including entrepreneurial risk in sponsoring new funds and ongoing risks including investment, operational, enterprise, litigation, regulatory and compliance risks with respect to all funds.

In considering the nature, extent, and quality of the services provided by the Advisor, the Trustees also took into account their knowledge of the Advisor's management and the quality of the performance of the Advisor's duties, through Board meetings, discussions and reports during the preceding year and through each Trustee's experience as a Trustee of the Trust and of the other trusts in the John Hancock group of funds complex (the John Hancock Fund Complex).

In the course of their deliberations regarding the Advisory Agreement, the Board considered, among other things:

(a)	the skills and competency with which the Advisor has in the past managed the Trust's affairs and its subadvisory relationship, the Advisor's oversight and monitoring of the Subadvisor's investment performance and compliance programs, such as the Subadvisor's compliance with fund policies and objectives, review of brokerage matters, including with respect to trade allocation and best execution and the Advisor's timeliness in responding to performance issues;
(b)	the background, qualifications and skills of the Advisor's personnel;
(c)	the Advisor's compliance policies and procedures and its responsiveness to regulatory changes and fund industry developments;
(d)	the Advisor's administrative capabilities, including its ability to supervise the other service providers for the fund, as well as the Advisor's oversight of any securities lending activity, its monitoring of class action litigation and collection of class action settlements on behalf of the fund, and bringing loss recovery actions on behalf of the fund;
(e)	the financial condition of the Advisor and whether it has the financial wherewithal to provide a high level and quality of services to the fund;
(f)	the Advisor's initiatives intended to improve various aspects of the Trust's operations and investor experience with the fund; and
(g)	the Advisor's reputation and experience in serving as an investment advisor to the Trust and the benefit to shareholders of investing in funds that are part of a family of funds offering a variety of investments.

The Board concluded that the Advisor may reasonably be expected to continue to provide a high quality of services under the Advisory Agreement with respect to the fund.

Investment performance. In considering the fund's performance, the Board noted that it reviews at its regularly scheduled meetings information about the fund's performance results. In connection with the consideration of the Advisory Agreement, the Board:

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(a)	reviewed information prepared by management regarding the fund's performance;
(b)	considered the comparative performance of an applicable benchmark index;
(c)	considered the performance of comparable funds, if any, as included in the report prepared by an independent third-party provider of fund data; and
(d)	took into account the Advisor's analysis of the fund's performance and its plans and recommendations regarding the Trust's subadvisory arrangements generally.

The Board noted that while it found the data provided by the independent third-party generally useful it recognized its limitations, including in particular that the data may vary depending on the end date selected and the results of the performance comparisons may vary depending on the selection of the peer group. The Board noted that the fund outperformed its benchmark index for the one-, three-, five- and ten-year periods ended December 31, 2017. The Board also noted that the fund outperformed its peer group average for the one-, three-, five- and ten-year periods ended December 31, 2017. The Board took into account management's discussion of the fund's performance. The Board concluded that the fund's performance has generally been in line with or outperformed the historical performance of comparable funds and the fund's benchmark index. The Board noted that a new Subadvisor was appointed in December 2017.

Fees and expenses. The Board reviewed comparative information prepared by an independent third-party provider of mutual fund data, including, among other data, the fund's contractual and net management fees (and subadvisory fees, to the extent available) and total expenses as compared to similarly situated investment companies deemed to be comparable to the fund in light of the nature, extent and quality of the management and advisory and subadvisory services provided by the Advisor and the Subadvisor. The Board considered the fund's ranking within a smaller group of peer funds chosen by the independent third-party provider, as well as the fund's ranking within a broader group of funds. In comparing the fund's contractual and net management fees to those of comparable funds, the Board noted that such fees include both advisory and administrative costs. The Board noted that net management fees and total expenses for the fund are higher than the peer group median.

The Board took into account management's discussion of the fund's expenses, including action that will further reduce expenses. The Board also took into account management's discussion with respect to the overall management fee and the fees of the Subadvisor, including the amount of the advisory fee retained by the Advisor after payment of the subadvisory fee, in each case in light of the services rendered for those amounts and the risks undertaken by the Advisor. The Board also noted that the Advisor pays the subadvisory fee, and that such fees are negotiated at arm's length with respect to the Subadvisor. In addition, the Board took into account that management had agreed to implement an overall fee waiver across the complex, including the fund, which is discussed further below. The Board also noted actions taken over the past several years to reduce the fund's operating expenses. The Board also noted that, in addition, the Advisor is currently waiving fees and/or reimbursing expenses with respect to the fund and that the fund has breakpoints in its contractual management fee schedule that reduces management fees as assets increase. The Board reviewed information provided by the Advisor concerning the investment advisory fee charged by the Advisor or one of its advisory affiliates to other clients (including other funds in the John Hancock Fund Complex) having similar investment mandates, if any. The Board considered any differences between the Advisor's and Subadvisor's services to the fund and the services they provide to other comparable clients or funds. The Board concluded that the advisory fee paid with respect to the fund is reasonable in light of the nature, extent and quality of the services provided to the fund under the Advisory Agreement.

Profitability/Fall out benefits. In considering the costs of the services to be provided and the profits to be realized by the Advisor and its affiliates from the Advisor's relationship with the Trust, the Board:

(a)	reviewed financial information of the Advisor;
(b)	reviewed and considered information presented by the Advisor regarding the net profitability to the Advisor and its affiliates with respect to the fund;
(c)	received and reviewed profitability information with respect to the John Hancock Fund Complex as a whole and with respect to the fund;
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(d)	received information with respect to the Advisor's allocation methodologies used in preparing the profitability data and considered that the Advisor hired an independent third-party consultant to provide an analysis of the Advisor's allocation methodologies;
(e)	considered that the John Hancock insurance companies that are affiliates of the Advisor, as shareholders of the Trust directly or through their separate accounts, receive certain tax credits or deductions relating to foreign taxes paid and dividends received by certain funds of the Trust and noted that these tax benefits, which are not available to participants in qualified retirement plans under applicable income tax law, are reflected in the profitability information reviewed by the Board;
(f)	considered that the Advisor also provides administrative services to the fund on a cost basis pursuant to an administrative services agreement;
(g)	noted that affiliates of the Advisor provide transfer agency services and distribution services to the fund, and that the fund's distributor also receives Rule 12b-1 payments to support distribution of the fund;
(h)	noted that the Advisor also derives reputational and other indirect benefits from providing advisory services to the fund;
(i)	noted that the subadvisory fee for the fund is paid by the Advisor and is negotiated at arm's length;
(j)	considered the Advisor's ongoing costs and expenditures necessary to improve services, meet new regulatory and compliance requirements, and adapt to other challenges impacting the fund industry; and
(k)	considered that the Advisor should be entitled to earn a reasonable level of profits in exchange for the level of services it provides to the fund and the risks that it assumes as Advisor, including entrepreneurial, operational, reputational, litigation and regulatory risk.

Based upon its review, the Board concluded that the level of profitability, if any, of the Advisor and its affiliates from their relationship with the fund was reasonable and not excessive.

Economies of scale. In considering the extent to which economies of scale would be realized as the fund grows and whether fee levels reflect these economies of scale for the benefit of fund shareholders, the Board:

(a)	considered that the Advisor has contractually agreed to waive a portion of its management fee for certain funds of the John Hancock Fund Complex, including the fund (the participating portfolios) or otherwise reimburse the expenses of the participating portfolios (the reimbursement). This waiver is based upon aggregate net assets of all the participating portfolios. The amount of the reimbursement is calculated daily and allocated among all the participating portfolios in proportion to the daily net assets of each fund;
(b)	reviewed the fund's advisory fee structure and concluded that: (i) the fund's fee structure contains breakpoints at the subadvisory fee level and that such breakpoints are reflected as breakpoints in the advisory fees for the fund; and (ii) although economies of scale cannot be measured with precision, these arrangements permit shareholders of the fund to benefit from economies of scale if the fund grows. The Board also took into account management's discussion of the fund's advisory fee structure; and the Board also considered the effect of the fund's growth in size on its performance and fees. The Board also noted that if the fund's assets increase over time, the fund may realize other economies of scale.
(c)	the Board also considered the effect of the fund's growth in size on its performance and fees. The Board also noted that if the fund's assets increase over time, the fund may realize other economies of scale.

In making its determination with respect to approval of the Subadvisory Agreement, the Board reviewed:

(1)	information relating to the Subadvisor's business, including current subadvisory services to the Trust (and other funds in the John Hancock Fund Complex);
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(2)	the historical and current performance of the fund and comparative performance information relating to an applicable benchmark index and comparable funds;
(3)	the subadvisory fee for the fund, including any breakpoints, and to the extent available, comparable fee information prepared by an independent third party provider of fund data; and
(4)	information relating to the nature and scope of any material relationships and their significance to the Trust's Advisor and Subadvisor.

Nature, extent, and quality of services. With respect to the services provided by the Subadvisor, the Board received information provided to the Board by the Subadvisor, including the Subadvisor's Form ADV, as well as took into account information presented throughout the past year. The Board considered the Subadvisor's current level of staffing and its overall resources, as well as received information relating to the Subadvisor's compensation program. The Board reviewed the Subadvisor's history and investment experience, as well as information regarding the qualifications, background, and responsibilities of the Subadvisor's investment and compliance personnel who provide services to the fund. The Board also considered, among other things, the Subadvisor's compliance program and any disciplinary history. The Board also considered the Subadvisor's risk assessment and monitoring process. The Board reviewed the Subadvisor's regulatory history, including whether it was involved in any regulatory actions or investigations as well as material litigation, and any settlements and amelioratory actions undertaken, as appropriate. The Board noted that the Advisor conducts regular, periodic reviews of the Subadvisor and its operations, including regarding investment processes and organizational and staffing matters. The Board also noted that the Trust's CCO and his staff conduct regular, periodic compliance reviews with the Subadvisor and present reports to the Independent Trustees regarding the same, which includes evaluating the regulatory compliance systems of the Subadvisor and procedures reasonably designed to assure compliance with the federal securities laws. The Board also took into account the financial condition of the Subadvisor.

The Board considered the Subadvisor's investment process and philosophy. The Board took into account that the Subadvisor's responsibilities include the development and maintenance of an investment program for the fund that is consistent with the fund's investment objective, the selection of investment securities and the placement of orders for the purchase and sale of such securities, as well as the implementation of compliance controls related to performance of these services. The Board also received information with respect to the Subadvisor's brokerage policies and practices, including with respect to best execution and soft dollars.

Subadvisor compensation. In considering the cost of services to be provided by the Subadvisor and the profitability to the Subadvisor of its relationship with the fund, the Board noted that the fees under the Subadvisory Agreement are paid by the Advisor and not the fund.

The Board also relied on the ability of the Advisor to negotiate the Subadvisory Agreement with the Subadvisor, which is not affiliated with the Advisor, and the fees thereunder at arm's length. As a result, the costs of the services to be provided and the profits to be realized by the Subadvisor from its relationship with the Trust were not a material factor in the Board's consideration of the Subadvisory Agreement.

The Board also received information regarding the nature and scope (including their significance to the Advisor and its affiliates and to the Subadvisor) of any material relationships with respect to the Subadvisor, which include arrangements in which the Subadvisor or its affiliates provide advisory, distribution, or management services in connection with financial products sponsored by the Advisor or its affiliates, and may include other registered investment companies, a 529 education savings plan, managed separate accounts and exempt group annuity contracts sold to qualified plans. The Board also received information and took into account any other potential conflicts of interest the Advisor might have in connection with the Subadvisory Agreement.

In addition, the Board considered other potential indirect benefits that the Subadvisor and its affiliates may receive from the Subadvisor's relationship with the fund, such as the opportunity to provide advisory services to additional funds in the John Hancock Fund Complex and reputational benefits.

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Subadvisory fees. The Board considered that the fund pays an advisory fee to the Advisor and that, in turn, the Advisor pays a subadvisory fee to the Subadvisor. As noted above, the Board also considered the fund's subadvisory fees as compared to similarly situated investment companies deemed to be comparable to the fund as included in the report prepared by the independent third party provider of fund data, to the extent available. [The Board noted that the limited size of the Lipper peer group was not sufficient for comparative purposes.] The Board also took into account the subadvisory fees paid by the Advisor to the Subadvisor with respect to the fund and compared them to fees charged by the Subadvisor to manage other subadvised portfolios and portfolios not subject to regulation under the 1940 Act, as applicable.

Subadvisor performance. As noted above, the Board considered the fund's performance as compared to the fund's peer group and the benchmark index and noted that the Board reviews information about the fund's performance results at its regularly scheduled meetings. The Board noted the Advisor's expertise and resources in monitoring the performance, investment style and risk-adjusted performance of the Subadvisor. The Board was mindful of the Advisor's focus on the Subadvisor's performance. The Board also noted the Subadvisor's long-term performance record for similar accounts, as applicable.

The Board's decision to approve the Subadvisory Agreement was based on a number of determinations, including the following:

(1)	the Subadvisor has extensive experience and demonstrated skills as a manager;
(2)	the performance of the fund has generally been in line with or outperformed the historical performance of comparable funds and the fund's benchmark index;
(3)	the Subadvisor assumed portfolio management responsibilities in December 2017;
(4)	the subadvisory fee is reasonable in relation to the level and quality of services being provided under the Subadvisory Agreement; and
(5)	noted that the subadvisory fees are paid by the Advisor not the fund and that the subadvisory fee breakpoints are reflected as breakpoints in the advisory fees for the fund in order to permit shareholders to benefit from economies of scale if the fund grows.

* * *

Based on the Board's evaluation of all factors that the Board deemed to be material, including those factors described above, the Board, including the Independent Trustees, concluded that renewal of the Advisory Agreement and the Subadvisory Agreement would be in the best interest of the fund and its shareholders. Accordingly, the Board, and the Independent Trustees voting separately, approved the Advisory Agreement and Subadvisory Agreement for an additional one-year period.

ANNUAL REPORT   |   JOHN HANCOCK SMALL CAP GROWTH FUND       39

Trustees and Officers

This chart provides information about the Trustees and Officers who oversee your John Hancock fund. Officers elected by the Trustees manage the day-to-day operations of the fund and execute policies formulated by the Trustees.

Independent Trustees

Name, year of birth Position(s) held with Trust Principal occupation(s) and other directorships during past 5 years	Trustee of the Trust since[1]	Number of John Hancock funds overseen by Trustee
Hassell H. McClellan, Born: 1945	2005	216
Trustee and Chairperson of the Board
Director/Trustee, Virtus Funds (since 2008); Director, The Barnes Group (since 2010); Associate Professor, The Wallace E. Carroll School of Management, Boston College (retired 2013). Trustee (since 2014) and Chairperson of the Board (since 2017), John Hancock Collateral Trust; Trustee (since 2015) and Chairperson of the Board (since 2017), John Hancock Exchange-Traded Fund Trust; Trustee (since 2012) and Chairperson of the Board (since 2017), John Hancock retail funds[3]; Trustee (2005-2006 and since 2012) and Chairperson of the Board (since 2017), John Hancock Funds III; Trustee (since 2005) and Chairperson of the Board (since 2017), John Hancock Variable Insurance Trust and John Hancock Funds II.

Charles L. Bardelis,[2] Born: 1941	2005	216
Trustee
Director, Island Commuter Corp. (marine transport). Trustee, John Hancock Collateral Trust (since 2014), Trustee, John Hancock Exchange-Traded Fund Trust (since 2015); Trustee, John Hancock retail funds[3] (since 2012); Trustee, John Hancock Funds III (2005-2006 and since 2012); Trustee, John Hancock Variable Insurance Trust (since 1988); Trustee, John Hancock Funds II (since 2005).

James R. Boyle, Born: 1959	2015	216
Trustee
Chief Executive Officer, Foresters Financial (since 2018); Chairman and Chief Executive Officer, Zillion Group, Inc. (formerly HealthFleet, Inc.) (healthcare) (2014-2018); Executive Vice President and Chief Executive Officer, U.S. Life Insurance Division of Genworth Financial, Inc. (insurance) (January 2014-July 2014); Senior Executive Vice President, Manulife Financial Corporation, President and Chief Executive Officer, John Hancock (1999-2012); Chairman and Director, John Hancock Advisers, LLC, John Hancock Funds, LLC, and John Hancock Investment Management Services, LLC (2005-2010). Trustee, John Hancock Collateral Trust and John Hancock Exchange-Traded Fund Trust (since 2015); Trustee, John Hancock retail funds[3] (2005-2010; 2012-2014 and since 2015); Trustee, John Hancock Variable Insurance Trust and John Hancock Funds II (2005-2014 and since 2015).

Peter S. Burgess,[2] Born: 1942	2005	216
Trustee
Consultant (financial, accounting, and auditing matters) (since 1999); Certified Public Accountant; Partner, Arthur Andersen (independent public accounting firm) (prior to 1999); Director, Lincoln Educational Services Corporation (since 2004); Director, Symetra Financial Corporation (2010-2016); Director, PMA Capital Corporation (2004-2010). Trustee, John Hancock Collateral Trust (since 2014); Trustee, John Hancock Exchange-Traded Fund Trust (since 2015); Trustee, John Hancock retail funds[3] (since 2012); Trustee, John Hancock Funds III (2005-2006 and since 2012); Trustee, John Hancock Variable Insurance Trust and John Hancock Funds II (since 2005).

William H. Cunningham, Born: 1944	2012	216
Trustee
Professor, University of Texas, Austin, Texas (since 1971); former Chancellor, University of Texas System and former President of the University of Texas, Austin, Texas; Chairman (since 2009) and Director (since 2006), Lincoln National Corporation (insurance); Director, Southwest Airlines (since 2000); former Director, LIN Television (2009-2014). Trustee, John Hancock retail funds[3] (since 1986); Trustee, John Hancock Variable Insurance Trust (since 2012); Trustee, John Hancock Funds II (2005-2006 and since 2012); Trustee, John Hancock Collateral Trust (since 2014); Trustee, John Hancock Exchange-Traded Fund Trust (since 2015).

ANNUAL REPORT   |   JOHN HANCOCK SMALL CAP GROWTH FUND       40

Independent Trustees (continued)

Name, year of birth Position(s) held with Trust Principal occupation(s) and other directorships during past 5 years	Trustee of the Trust since[1]	Number of John Hancock funds overseen by Trustee
Grace K. Fey, Born: 1946	2008	216
Trustee
Chief Executive Officer, Grace Fey Advisors (since 2007); Director and Executive Vice President, Frontier Capital Management Company (1988-2007); Director, Fiduciary Trust (since 2009). Trustee, John Hancock Collateral Trust (since 2014); Trustee, John Hancock Exchange-Traded Fund Trust (since 2015); Trustee, John Hancock retail funds[3] (since 2012); Trustee, John Hancock Variable Insurance Trust and John Hancock Funds II (since 2008).

Theron S. Hoffman,[2] Born: 1947	2008	216
Trustee
Chief Executive Officer, T. Hoffman Associates, LLC (consulting firm) (since 2003); Director, The Todd Organization (consulting firm) (2003-2010); President, Westport Resources Management (investment management consulting firm) (2006-2008); Board Member, Senior Managing Director, Partner, and Operating Head, Putnam Investments (2000-2003); Executive Vice President, The Thomson Corp. (financial and legal information publishing) (1997-2000). Trustee, John Hancock Collateral Trust (since 2014); Trustee, John Hancock Exchange-Traded Fund Trust (since 2015); Trustee, John Hancock retail funds[3] (since 2012); Trustee, John Hancock Variable Insurance Trust and John Hancock Funds II (since 2008).

Deborah C. Jackson, Born: 1952	2012	216
Trustee
President, Cambridge College, Cambridge, Massachusetts (since 2011); Board of Directors, National Association of Corporate Directors/New England (since 2015); Board of Directors, Association of Independent Colleges and Universities of Massachusetts (since 2014); Chief Executive Officer, American Red Cross of Massachusetts Bay (2002-2011); Board of Directors of Eastern Bank Corporation (since 2001); Board of Directors of Eastern Bank Charitable Foundation (since 2001); Board of Directors of American Student Assistance Corporation (1996-2009); Board of Directors of Boston Stock Exchange (2002-2008); Board of Directors of Harvard Pilgrim Healthcare (health benefits company) (2007-2011). Trustee, John Hancock retail funds[3] (since 2008); Trustee, John Hancock Variable Insurance Trust and John Hancock Funds II (since 2012); Trustee, John Hancock Collateral Trust (since 2014); and Trustee, John Hancock Exchange-Traded Fund Trust (since 2015).

James M. Oates, Born: 1946	2005	216

Trustee
Managing Director, Wydown Group (financial consulting firm) (since 1994); Chairman and Director, Emerson Investment Management, Inc. (2000-2015); Independent Chairman, Hudson Castle Group, Inc. (formerly IBEX Capital Markets, Inc.) (financial services company) (1997-2011); Director, Stifel Financial (since 1996); Director, Investor Financial Services Corporation (1995-2007); Director, Connecticut River Bancorp (1998-2014); Director/Trustee, Virtus Funds (since 1988). Trustee (since 2014) and Chairperson of the Board (2014-2016), John Hancock Collateral Trust; Trustee (since 2015) and Chairperson of the Board (2015-2016), John Hancock Exchange-Traded Fund Trust; Trustee (since 2012) and Chairperson of the Board (2012-2016), John Hancock retail funds[3]; Trustee (2005-2006 and since 2012) and Chairperson of the Board (2012-2016), John Hancock Funds III; Trustee (since 2004) and Chairperson of the Board (2005-2016), John Hancock Variable Insurance Trust; Trustee (since 2005) and Chairperson of the Board, John Hancock Funds II (2005-2016).

Steven R. Pruchansky, Born: 1944	2012	216
Trustee and Vice Chairperson of the Board
Managing Director, Pru Realty (since 2017); Chairman and Chief Executive Officer, Greenscapes of Southwest Florida, Inc. (since 2000); Director and President, Greenscapes of Southwest Florida, Inc. (until 2000); Member, Board of Advisors, First American Bank (until 2010); Managing Director, Jon James, LLC (real estate) (since 2000); Partner, Right Funding, LLC (2014-2017); Director, First Signature Bank & Trust Company (until 1991); Director, Mast Realty Trust (until 1994); President, Maxwell Building Corp. (until 1991). Trustee (since 1992) and Chairperson of the Board (2011-2012), John Hancock retail funds[3]; Trustee and Vice Chairperson of the Board, John Hancock retail funds[3] John Hancock Variable Insurance Trust, and John Hancock Funds II (since 2012); Trustee and Vice Chairperson of the Board, John Hancock Collateral Trust (since 2014); Trustee and Vice Chairperson of the Board, John Hancock Exchange-Traded Fund Trust (since 2015).

ANNUAL REPORT   |   JOHN HANCOCK SMALL CAP GROWTH FUND       41

Independent Trustees (continued)

Name, year of birth Position(s) held with Trust Principal occupation(s) and other directorships during past 5 years	Trustee of the Trust since[1]	Number of John Hancock funds overseen by Trustee
Gregory A. Russo, Born: 1949	2012	216
Trustee
Director and Audit Committee Chairman (since 2012), and Member, Audit Committee and Finance Committee (since 2011), NCH Healthcare System, Inc. (holding company for multi-entity healthcare system); Director and Member (since 2012) and Finance Committee Chairman (since 2014), The Moorings, Inc. (nonprofit continuing care community); Vice Chairman, Risk & Regulatory Matters, KPMG LLP (KPMG) (2002-2006); Vice Chairman, Industrial Markets, KPMG (1998-2002); Chairman and Treasurer, Westchester County, New York, Chamber of Commerce (1986-1992); Director, Treasurer, and Chairman of Audit and Finance Committees, Putnam Hospital Center (1989-1995); Director and Chairman of Fundraising Campaign, United Way of Westchester and Putnam Counties, New York (1990-1995). Trustee, John Hancock retail funds[3] (since 2008); Trustee, John Hancock Variable Insurance Trust and John Hancock Funds II (since 2012); Trustee, John Hancock Collateral Trust (since 2014); Trustee, John Hancock Exchange-Traded Fund Trust (since 2015).

Non-Independent Trustees4

Name, year of birth Position(s) held with Trust Principal occupation(s) and other directorships during past 5 years	Trustee of the Trust since[1]	Number of John Hancock funds overseen by Trustee
Andrew G. Arnott, Born: 1971	2017	216
President and Non-Independent Trustee
Executive Vice President, John Hancock Financial Services (since 2009, including prior positions); Director and Executive Vice President, John Hancock Advisers, LLC (since 2005, including prior positions); Director and Executive Vice President, John Hancock Investment Management Services, LLC (since 2006, including prior positions); President, John Hancock Funds, LLC (since 2004, including prior positions); President, John Hancock retail funds,[3] John Hancock Variable Insurance Trust, and John Hancock Funds II (since 2007, including prior positions); President, John Hancock Collateral Trust and John Hancock Exchange-Traded Fund Trust (since 2014). Trustee, John Hancock Collateral Trust, John Hancock Exchange-Traded Fund Trust, John Hancock retail funds,[3] John Hancock Variable Insurance Trust, and John Hancock Funds II (since 2017).

Marianne Harrison, Born: 1963	2018	216
Non-Independent Trustee
President and CEO, John Hancock (since 2017); President and CEO, Manulife Canadian Division (2013-2017); Member, Board of Directors, American Council of Life Insurers (ACLI) (since 2018); Member, Board of Directors, Communitech, an industry-led innovation center that fosters technology companies in Canada (since 2017); Member, Board of Directors, Manulife Assurance Canada (since 2015); Board Member, St. Mary's General Hospital Foundation (since 2014); Member, Board of Directors, Manulife Bank of Canada (since 2013); Member, Standing Committee of the Canadian Life & Health Assurance Association (since 2013); Member, Board of Directors, John Hancock USA, John Hancock Life & Health, John Hancock New York (2012-2013). Trustee, John Hancock Collateral Trust, John Hancock Exchange-Traded Fund Trust, John Hancock retail funds[3], John Hancock Variable Insurance Trust, and John Hancock Funds II (since 2018).

Warren A. Thomson, Born: 1955	2012	216
Non-Independent Trustee
Senior Executive Vice President and Chief Investment Officer, Manulife Financial Corporation and The Manufacturers Life Insurance Company (since 2009); Chairman, Manulife Asset Management (since 2001, including prior positions); Director and Chairman, Manulife Asset Management Limited (since 2006); Director and Chairman, Hancock Natural Resources Group, Inc. (since 2013). Trustee, John Hancock retail funds,[3] John Hancock Variable Insurance Trust, and John Hancock Funds II (since 2012); Trustee, John Hancock Collateral Trust (since 2014); Trustee, John Hancock Exchange-Traded Fund Trust (since 2015).

ANNUAL REPORT   |   JOHN HANCOCK SMALL CAP GROWTH FUND       42

Principal officers who are not Trustees

Name, year of birth Position(s) held with Trust Principal occupation(s) during past 5 years	Officer of the Trust since
John J. Danello, Born: 1955	2014
Senior Vice President, Secretary, and Chief Legal Officer
Vice President and Chief Counsel, John Hancock Wealth Management (since 2005); Senior Vice President (since 2007) and Chief Legal Counsel (2007-2010), John Hancock Funds, LLC and The Berkeley Financial Group, LLC; Senior Vice President (since 2006, including prior positions) and Chief Legal Officer and Secretary (since 2014), John Hancock retail funds,[3] John Hancock Funds II and John Hancock Variable Insurance Trust; Senior Vice President, Secretary and Chief Legal Officer, John Hancock Collateral Trust and John Hancock Exchange-Traded Fund Trust (since 2014); Vice President, John Hancock Life & Health Insurance Company (since 2009); Vice President, John Hancock Life Insurance Company (USA) and John Hancock Life Insurance Company of New York (since 2010); and Senior Vice President, Secretary and Chief Legal Counsel (2007-2014, including prior positions) of John Hancock Advisers, LLC and John Hancock Investment Management Services, LLC.

Francis V. Knox, Jr., Born: 1947	2005
Chief Compliance Officer
Vice President, John Hancock Financial Services (since 2005); Chief Compliance Officer, John Hancock retail funds,[3] John Hancock Variable Insurance Trust, John Hancock Funds II, John Hancock Advisers, LLC, and John Hancock Investment Management Services, LLC (since 2005); Chief Compliance Officer, John Hancock Collateral Trust and John Hancock Exchange-Traded Fund Trust (since 2014).

Charles A. Rizzo, Born: 1957	2007
Chief Financial Officer
Vice President, John Hancock Financial Services (since 2008); Senior Vice President, John Hancock Advisers, LLC and John Hancock Investment Management Services, LLC (since 2008); Chief Financial Officer, John Hancock retail funds,[3] John Hancock Variable Insurance Trust and John Hancock Funds II (since 2007); Chief Financial Officer, John Hancock Collateral Trust and John Hancock Exchange-Traded Fund Trust (since 2014).

Salvatore Schiavone, Born: 1965	2009
Treasurer
Assistant Vice President, John Hancock Financial Services (since 2007); Vice President, John Hancock Advisers, LLC and John Hancock Investment Management Services, LLC (since 2007); Treasurer, John Hancock retail funds[3] (since 2007, including prior positions); Treasurer, John Hancock Variable Insurance Trust and John Hancock Funds II (2007-2009 and since 2010, including prior positions); Treasurer, John Hancock Collateral Trust and John Hancock Exchange-Traded Fund Trust (since 2014).

The business address for all Trustees and Officers is 601 Congress Street, Boston, Massachusetts 02210-2805.

The Statement of Additional Information of the fund includes additional information about members of the Board of Trustees of the Trust and is available without charge, upon request, by calling 800-225-5291.

1	Each Trustee holds office until his or her successor is elected and qualified, or until the Trustee's death, retirement, resignation, or removal. Mr. Boyle has served as Trustee at various times prior to the date listed in the table.
2	Member of the Audit Committee.
3	"John Hancock retail funds" comprises John Hancock Funds III and 40 other John Hancock funds consisting of 30 series of other John Hancock trusts and 10 closed-end funds.
4	The Trustee is a Non-Independent Trustee due to current or former positions with the Advisor and certain affiliates.
ANNUAL REPORT   |   JOHN HANCOCK SMALL CAP GROWTH FUND       43

More information

Trustees

Hassell H. McClellan, Chairperson
Steven R. Pruchansky, Vice Chairperson
Andrew G. Arnott†
Charles L. Bardelis*
James R. Boyle
Peter S. Burgess*
William H. Cunningham
Grace K. Fey
Marianne Harrison†#
Theron S. Hoffman*
Deborah C. Jackson
James M. Oates
Gregory A. Russo
Warren A. Thomson†

Officers

Andrew G. Arnott
President

John J. Danello
Senior Vice President, Secretary,
and Chief Legal Officer

Francis V. Knox, Jr.
Chief Compliance Officer

Charles A. Rizzo
Chief Financial Officer

Salvatore Schiavone
Treasurer

Investment advisor

John Hancock Advisers, LLC

Subadvisor

Redwood Investments, LLC

Principal distributor

John Hancock Funds, LLC

Custodian

State Street Bank and Trust Company

Transfer agent

John Hancock Signature Services, Inc.

Legal counsel

K&L Gates LLP

Independent registered public accounting firm

PricewaterhouseCoopers LLC

*Member of the Audit Committee
†Non-Independent Trustee
#Effective 6-19-18

The fund's proxy voting policies and procedures, as well as the fund proxy voting record for the most recent twelve-month period ended June 30, are available free of charge on the Securities and Exchange Commission (SEC) website at sec.gov or on our website.

The fund's complete list of portfolio holdings, for the first and third fiscal quarters, is filed with the SEC on Form N-Q. The fund's Form N-Q is available on our website and the SEC's website, sec.gov, and can be reviewed and copied (for a fee) at the SEC's Public Reference Room in Washington, DC. Call 800-SEC-0330 to receive information on the operation of the SEC's Public Reference Room.

We make this information on your fund, as well as monthly portfolio holdings, and other fund details available on our website at jhinvestments.com or by calling 800-225-5291.

You can also contact us:
800-225-5291 jhinvestments.com	Regular mail: John Hancock Signature Services, Inc. P.O. Box 55913 Boston, MA 02205-5913	Express mail: John Hancock Signature Services, Inc. Suite 55913 30 Dan Road Canton, MA 02021

ANNUAL REPORT   |   JOHN HANCOCK SMALL CAP GROWTH FUND       44

John Hancock family of funds

DOMESTIC EQUITY FUNDS

Blue Chip Growth

Classic Value

Disciplined Value

Disciplined Value Mid Cap

Equity Income

Financial Industries

Fundamental All Cap Core

Fundamental Large Cap Core

Fundamental Large Cap Value

New Opportunities

Regional Bank

Small Cap Core

Small Cap Growth

Small Cap Value

Strategic Growth

U.S. Global Leaders Growth

U.S. Growth

Value Equity

GLOBAL AND INTERNATIONAL EQUITY FUNDS

Disciplined Value International

Emerging Markets

Emerging Markets Equity

Fundamental Global Franchise

Global Equity

Global Shareholder Yield

Greater China Opportunities

International Growth

International Small Company

INCOME FUNDS

Bond

California Tax-Free Income

Emerging Markets Debt

Floating Rate Income

Government Income

High Yield

High Yield Municipal Bond

Income

Investment Grade Bond

Money Market

Short Duration Credit Opportunities

Spectrum Income

Strategic Income Opportunities

Tax-Free Bond

ALTERNATIVE AND SPECIALTY FUNDS

Absolute Return Currency

Alternative Asset Allocation

Enduring Assets

Global Absolute Return Strategies

Global Conservative Absolute Return

Global Focused Strategies

Redwood

Seaport Long/Short

Technical Opportunities

A fund's investment objectives, risks, charges, and expenses should be considered carefully before investing. The prospectus contains this and other important information about the fund. To obtain a prospectus, contact your financial professional, call John Hancock Investments at 800-225-5291, or visit our website at jhinvestments.com. Please read the prospectus carefully before investing or sending money.

ASSET ALLOCATION

Balanced

Income Allocation

Multi-Index Lifetime Portfolios

Multi-Index Preservation Portfolios

Multimanager Lifestyle Portfolios

Multimanager Lifetime Portfolios

Retirement Income 2040

EXCHANGE-TRADED FUNDS

John Hancock Multifactor Consumer Discretionary ETF

John Hancock Multifactor Consumer Staples ETF

John Hancock Multifactor Developed International ETF

John Hancock Multifactor Emerging Markets ETF

John Hancock Multifactor Energy ETF

John Hancock Multifactor Financials ETF

John Hancock Multifactor Healthcare ETF

John Hancock Multifactor Industrials ETF

John Hancock Multifactor Large Cap ETF

John Hancock Multifactor Materials ETF

John Hancock Multifactor Mid Cap ETF

John Hancock Multifactor Small Cap ETF

John Hancock Multifactor Technology ETF

John Hancock Multifactor Utilities ETF

ENVIRONMENTAL, SOCIAL, AND GOVERNANCE FUNDS

ESG All Cap Core

ESG Core Bond

ESG International Equity

ESG Large Cap Core

CLOSED-END FUNDS

Financial Opportunities

Hedged Equity & Income

Income Securities Trust

Investors Trust

Preferred Income

Preferred Income II

Preferred Income III

Premium Dividend

Tax-Advantaged Dividend Income

Tax-Advantaged Global Shareholder Yield

John Hancock Multifactor ETF shares are bought and sold at market price (not NAV), and are not individually redeemed from the fund. Brokerage commissions will reduce returns.

John Hancock ETFs are distributed by Foreside Fund Services, LLC, and are subadvised by Dimensional Fund Advisors LP.
Foreside is not affiliated with John Hancock Funds, LLC or Dimensional Fund Advisors LP.

Dimensional Fund Advisors LP receives compensation from John Hancock in connection with licensing rights to the
John Hancock Dimensional indexes. Dimensional Fund Advisors LP does not sponsor, endorse, or sell, and makes no representation as to the advisability of investing in, John Hancock Multifactor ETFs.

John Hancock Investments

A trusted brand

John Hancock Investments is a premier asset manager representing one of
America's most trusted brands, with a heritage of financial stewardship dating back to 1862. Helping our shareholders pursue their financial goals is at the core of everything we do. It's why we support the role of professional financial advice and operate with the highest standards of conduct and integrity.

A better way to invest

We serve investors globally through a unique multimanager approach:
We search the world to find proven portfolio teams with specialized expertise for every strategy we offer, then we apply robust investment oversight to ensure they continue to meet our uncompromising standards and serve the best interests of our shareholders.

Results for investors

Our unique approach to asset management enables us to provide a diverse set of investments backed by some of the world's best managers, along with strong risk-adjusted returns across asset classes.

John Hancock Funds, LLC ■ Member FINRA, SIPC 601 Congress Street ■ Boston, MA 02210-2805 800-225-5291 ■ jhinvestments.com
This report is for the information of the shareholders of John Hancock Small Cap Growth Fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by a prospectus.
MF601580	470A 8/18 10/18

John Hancock

Small Cap Value Fund

Annual report 8/31/18

A message to shareholders

Dear shareholder,

Financial markets around the world have experienced a meaningful rise in volatility this year, particularly when compared with the unusual calm of 2017. The robust economic growth in the United States has been periodically undermined by announcements of new rounds of tariffs and heightened fears of a full-blown trade war with China. In addition to rising inflation and interest rates, the biggest threat today to the nine-year bull market may in fact be policy uncertainty, a theme that will likely only become more pronounced as we head into November's midterm elections.

Short-term uncertainty notwithstanding, the good news is that asset prices of stocks are ultimately driven by fundamentals, and those continue to appear extremely supportive. Unemployment sits close to historic lows, consumer confidence is up and trending higher, and the housing market has continued to strengthen, buoyed in part by rising demand. The question for investors is whether equities in the remaining months of 2018 will take their cues from these positive trends or the policy and political wavering that have characterized much of this year.

Your best resource in unpredictable and volatile markets is your financial advisor, who can help position your portfolio so that it's sufficiently diversified to meet your long-term objectives and to withstand the inevitable turbulence along the way.

On behalf of everyone at John Hancock Investments, I'd like to take this opportunity to welcome new shareholders and to thank existing shareholders for the continued trust you've placed in us.

Sincerely,

Andrew G. Arnott
President and CEO,
John Hancock Investments
Head of Wealth and Asset Management,
United States and Europe

This commentary reflects the CEO's views, which are subject to change at any time. Investing involves risks, including the potential loss of principal. Diversification does not guarantee investment returns and does not eliminate risk of loss. For more up-to-date information, please visit our website at jhinvestments.com.

John Hancock
Small Cap Value Fund

2	Your fund at a glance
4	Discussion of fund performance
8	A look at performance
10	Your expenses
12	Fund's investments
17	Financial statements
20	Financial highlights
24	Notes to financial statements
32	Report of independent registered public accounting firm
33	Tax information
34	Continuation of investment advisory and subadvisory agreements
40	Trustees and Officers
44	More information

ANNUAL REPORT   |   JOHN HANCOCK SMALL CAP VALUE FUND       1

Your fund at a glance

INVESTMENT OBJECTIVE

The fund seeks long-term capital appreciation.

AVERAGE ANNUAL TOTAL RETURNS AS OF 8/31/18 (%)

The Russell 2000 Value Index is an unmanaged index that measures the performance of those Russell 2000 Index companies with lower price-to-book ratios and lower forecasted growth values.

It is not possible to invest directly in an index. Index figures do not reflect expenses or sales charges, which would result in lower returns.

Figures from Morningstar, Inc. include reinvested distributions and do not take into account sales charges. Actual load-adjusted performance is lower. Since-inception returns for the Morningstar fund category average are not available.

1	Class A shares were first offered on 12-30-13. The returns prior to this date are those of Class NAV shares that have not been adjusted for class-specific expenses; otherwise, returns would vary.

The past performance shown here reflects reinvested distributions and the beneficial effect of any expense reductions, and does not guarantee future results. Performance of the other share classes will vary based on the difference in the fees and expenses of those classes. Shares will fluctuate in value and, when redeemed, may be worth more or less than their original cost. Current month-end performance may be lower or higher than the performance cited, and can be found at jhinvestments.com or by calling 800-225-5291. For further information on the fund's objectives, risks, and strategy, see the fund's prospectus.

ANNUAL REPORT   |   JOHN HANCOCK SMALL CAP VALUE FUND       2

PERFORMANCE HIGHLIGHTS OVER THE LAST TWELVE MONTHS

U.S. stocks soared

The U.S. equity market delivered very strong returns, thanks to an improving economy, robust earnings growth, and lower corporate tax rates.

Individual stock selection added value

Favorable security selection, particularly among industrial and financial stocks, contributed to the fund's performance relative to its benchmark, the Russell 2000 Value Index.

Sector allocation detracted

Underweights in the consumer discretionary and information technology sectors hurt the fund's returns.

SECTOR COMPOSITION AS OF 8/31/18 (%)

A note about risks

The prices of medium and small company stocks can change more frequently and dramatically than those of large company stocks. Value stocks may not increase in price as anticipated or may decline further in value. Events in the financial markets have resulted, and may continue to result, in an unusually high degree of volatility in the financial markets, both domestic and foreign. The fund may invest in initial public offerings, which are frequently volatile in price. Owning an exchange-traded fund generally reflects the risks of owning the underlying securities it is designed to track. Foreign investing has additional risks, such as currency and market volatility and political and social instability. Sector investing is subject to greater risks than the market as a whole. Because the fund may focus on particular sectors of the economy, its performance may depend on the performance of those sectors, and investments focused in one sector may fluctuate more widely than investments diversified across sectors. Investing in real estate investment trusts subjects the fund to the risks associated with direct ownership of real estate, such as a decline in the value of real estate and general and local economic conditions. Please see the fund's prospectus for additional risks.

ANNUAL REPORT   |   JOHN HANCOCK SMALL CAP VALUE FUND       3

Discussion of fund performance

An interview with Portfolio Manager Timothy J. McCormack, CFA, Wellington Management Company LLP

Timothy J. McCormack, CFA
Portfolio Manager
Wellington Management Company LLP

Can you discuss the performance of the U.S. equity market during the 12 months ended August 31, 2018?

U.S. stocks rallied sharply during the period, extending what has now become the longest bull market on record. One key catalyst was an improving U.S. economy, driven by strong consumer spending, an expanding manufacturing industry, and the lowest unemployment rate in more than 18 years. Another supportive factor was robust corporate earnings growth, driven by both the better economic conditions and lower corporate tax rates, courtesy of federal tax reform legislation passed in late 2017.

The market maintained its upward trajectory despite escalating trade tensions between the United States and several of its trading partners, particularly China, as well as geopolitical discord with Turkey and Iran. Furthermore, the strengthening economy led the U.S. Federal Reserve to raise its short-term interest-rate target three times during the past 12 months and once again shortly after period end. While these factors didn't derail the market's advance, they did result in a noteworthy increase in volatility over the last half of the period.

For the period, the broad S&P 500 Index returned 19.66%. Small-cap value stocks underperformed early in the period, as the market rally was dominated by growth and momentum stocks, but they rebounded later in the period as higher valuations led investors to shift toward underappreciated segments of the market. As a result, the fund's benchmark, the Russell 2000 Value Index, returned 20.05% for the reporting period.

In this environment, how did the fund perform?

The fund's Class A shares returned 20.52% (excluding sales charges), slightly outpacing its benchmark. Our investment approach focuses on individual stock selection, which contributed to

ANNUAL REPORT   |   JOHN HANCOCK SMALL CAP VALUE FUND       4

the fund's outperformance of the index. Sector allocation, which is a by-product of our emphasis on individual stock selection, also added value during the period, particularly an overweight position in the industrials sector and an underweight position in the utilities sector.

Which holdings contributed positively to performance compared with the benchmark?

Holdings in the industrials and financials sectors added the most value to fund performance versus the index. In the industrials sector, the leading contributors included global management consulting and professional services firm FTI Consulting, Inc. and transportation and defense company Cubic Corp. FTI Consulting's shares doubled for the period, as cost reductions, a lower tax rate, and better allocation of capital led to earnings that consistently outpaced expectations. Cubic benefited from strong demand for its public transit payment platform, and the company also solidified its defense business through a series of acquisitions.

The top contributor in the financials sector was multiline insurance company Kemper Corp., which reported solid earnings for the period. The continued earnings improvement was driven by operational changes implemented by Kemper's new CEO which included price increases, process improvements that reduce costs, and information technology enhancements. The company also made a strategic acquisition during the period, which we view favorably.

Other noteworthy contributors to performance included hematology products maker Haemonetics Corp. and carbon black supplier Orion Engineered Carbons SA. Rising profit margins and an

TOP 10 HOLDINGS AS OF 8/31/18 (%)

TriMas Corp.	2.7
Belden, Inc.	2.7
Mueller Industries, Inc.	2.4
Orion Engineered Carbons SA	2.3
First Midwest Bancorp, Inc.	2.1
Albany International Corp., Class A	2.1
MB Financial, Inc.	2.1
Northwest Bancshares, Inc.	2.0
WNS Holdings, Ltd., ADR	2.0
Allscripts Healthcare Solutions, Inc.	2.0
TOTAL	22.4
As a percentage of net assets.
Cash and cash equivalents are not included.

ANNUAL REPORT   |   JOHN HANCOCK SMALL CAP VALUE FUND       5

innovative new plasma collection device provided a boost to Haemonetics, while Orion benefited from growing demand for carbon black, which is used in coatings, polymers, plastics, and printing.

Shifting gears, which holdings detracted from relative performance?

Stock selection in the information technology and energy sectors detracted the most. The most significant detractors in the information technology sector included Diebold Nixdorf, Inc. and Belden, Inc. Diebold Nixdorf, the result of a merger between Diebold and Wincor Nixdorf, produces ATMs and retail point-of-sale systems. Difficulty in integrating the merger, as well as delays in some large ATM deployments and associated software, weighed on the stock. The unexpected announcement of the CEO's departure during the period also likely affected the stock. As a result, we eliminated Diebold Nixdorf from the portfolio during the period.

Belden, a manufacturer of electronic cables and connectivity products, declined due to concerns about weakness in the company's broadcast segment. We view the decline as temporary, given how well the rest of the company's operations have performed, and continued to hold the stock as of the end of the period.

Marine shipping company Scorpio Tankers, Inc. was the largest detractor among the fund's energy holdings. Scorpio, which specializes in shipping petroleum products other than crude oil, struggled with a weak shipping market and higher-than-expected costs related to an acquisition.

What changes did you make to the fund?

We typically exit fund positions when they either reach our target price or we determine that our investment thesis for the stock is no longer valid. Over the period, we sold animal health products maker Phibro Animal Health Corp., energy producer Diamondback Energy, Inc., and infusion

COUNTRY COMPOSITION AS OF 8/31/18 (%)

United States	88.9
United Kingdom	4.7
Luxembourg	2.3
India	2.0
Ireland	1.4
Other countries	0.7
TOTAL	100.0
As a percentage of net assets.

ANNUAL REPORT   |   JOHN HANCOCK SMALL CAP VALUE FUND       6

therapy products maker ICU Medical, Inc. after they hit our target prices. In contrast, we sold grocery retailer Smart & Final Stores, Inc. and merchandise and pharmacy retailer Fred's, Inc. after determining that our investment thesis for each stock was no longer applicable.

Among the notable new positions in the portfolio are specialty chemicals producer Stepan Company and thermal device maker Gentherm, Inc. We initiated a position in Stepan, a chemical producer, after the stock declined in response to temporary headwinds associated with a product reformulation and a manufacturing plant outage. We viewed Gentherm, which manufactures thermal electronic devices used primarily for climate control in motor vehicles, as an underappreciated opportunity, given the company's shift in strategic direction and promising new product introductions.

How was the fund positioned at the end of the reporting period?

On a sector basis, the fund's largest overweight positions relative to its benchmark index included the industrials and materials sectors, while the most significant underweight positions included the financials and consumer discretionary sectors.

Throughout different market cycles, our focus continues to be on investing in higher-quality companies with durable business models, strong balance sheets, leading market positions, and seasoned management teams incented to create shareholder value. We believe that investing in companies with these attributes at a valuation discount provides downside protection and the opportunity for strong absolute returns over longer periods of time.

MANAGED BY

Timothy J. McCormack, CFA On the fund since inception Investing since 1991
Shaun F. Pedersen On the fund since inception Investing since 1991

The views expressed in this report are exclusively those of Timothy J. McCormack, CFA, Wellington Management Company LLP, and are subject to change. They are not meant as investment advice. Please note that the holdings discussed in this report may not have been held by the fund for the entire period. Portfolio composition is subject to review in accordance with the fund's investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk.
ANNUAL REPORT   |   JOHN HANCOCK SMALL CAP VALUE FUND       7

A look at performance

TOTAL RETURNS FOR THE PERIOD ENDED  AUGUST 31, 2018

Average annual total returns (%) with maximum sales charge				Cumulative total returns (%) with maximum sales charge
	1-year	5-year	Since inception[1]	5-year	Since inception[1]
Class A2	14.50	9.58	14.51	57.97	272.56
Class I2,3	20.93	11.02	15.29	68.69	298.00
Class R6[2,3]	21.03	11.15	15.35	69.64	300.26
Class NAV[3]	21.01	11.15	15.35	69.63	300.23
Index†	20.05	11.72	14.69	74.01	278.49

Performance figures assume all distributions have been reinvested. Figures reflect maximum sales charges on Class A shares of 5.0%. Sales charges are not applicable to Class I, Class R6, and Class NAV shares.

The expense ratios of the fund, both net (including any fee waivers and/or expense limitations) and gross (excluding any fee waivers and/or expense limitations), are set forth according to the most recent publicly available prospectuses for the fund and may differ from those disclosed in the Financial highlights tables in this report. The expense ratios are as follows:

	Class A	Class I	Class R6	Class NAV
Gross/Net (%)	1.55	1.24	1.15	1.13

Please refer to the most recent prospectus and annual or semiannual report for more information on expenses and any expense limitation arrangements for each class.

The returns reflect past results and should not be considered indicative of future performance. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility and other factors, the fund's current performance may be higher or lower than the performance shown. For current to the most recent month-end performance data, please call 800-225-5291 or visit the fund's website at jhinvestments.com.

The performance table above and the chart on the next page do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The fund's performance results reflect any applicable fee waivers or expense reductions, without which the expenses would increase and results would have been less favorable.

†	Index is the Russell 2000 Value Index.

See the following page for footnotes.

ANNUAL REPORT   |   JOHN HANCOCK SMALL CAP VALUE FUND       8

This chart and table show what happened to a hypothetical $10,000 investment in John Hancock Small Cap Value Fund for the share classes and periods indicated, assuming all distributions were reinvested. For comparison, we've shown the same investment in the Russell 2000 Value Index.

	Start date	With maximum sales charge ($)	Without sales charge ($)	Index ($)
Class I2,3	12-16-08	39,800	39,800	37,849
Class R6[2,3]	12-16-08	40,026	40,026	37,849
Class NAV[3]	12-16-08	40,023	40,023	37,849

The Russell 2000 Value Index is an unmanaged index that measures the performance of those Russell 2000 Index companies with lower price-to-book ratios and lower forecasted growth values.

It is not possible to invest directly in an index. Index figures do not reflect expenses or sales charges, which would result in lower returns.

Footnotes related to performance pages

1	From 12-16-08.
2	Class A, Class I, and Class R6 shares were first offered on 12-30-13. Returns prior to this date are those of Class NAV shares that include any sales charges that have not been adjusted for class-specific expenses; otherwise, returns would vary.
3	For certain types of investors, as described in the fund's prospectuses.
ANNUAL REPORT   |   JOHN HANCOCK SMALL CAP VALUE FUND       9

Your expenses
These examples are intended to help you understand your ongoing operating expenses of investing in the fund so you can compare these costs with the ongoing costs of investing in other mutual funds.
Understanding fund expenses
As a shareholder of the fund, you incur two types of costs:
■Transaction costs, which include sales charges (loads) on purchases or redemptions (varies by share class), minimum account fee charge, etc.
■Ongoing operating expenses, including management fees, distribution and service fees (if applicable), and other fund expenses.
We are presenting only your ongoing operating expenses here.
Actual expenses/actual returns
The first line of each share class in the table on the following page is intended to provide information about the fund’s actual ongoing operating expenses, and is based on the fund’s actual return. It assumes an account value of $1,000.00 on March 1, 2018, with the same investment held until August 31, 2018.
Together with the value of your account, you may use this information to estimate the operating expenses that you paid over the period. Simply divide your account value at August 31, 2018, by $1,000.00, then multiply it by the “expenses paid” for your share class from the table. For example, for an account value of $8,600.00, the operating expenses should be calculated as follows:
Hypothetical example for comparison purposes
The second line of each share class in the table on the following page allows you to compare the fund’s ongoing operating expenses with those of any other fund. It provides an example of the fund’s hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed 5% annualized return before expenses (which is not the fund’s actual return). It assumes an account value of $1,000.00 on March 1, 2018, with the same investment held until August 31, 2018. Look in any other fund shareholder report to find its hypothetical example and you will be able to compare these expenses. Please remember that these hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.
Remember, these examples do not include any transaction costs, therefore, these examples will not help you to determine the relative total costs of owning different funds. If transaction costs were included, your expenses would have been higher. See the prospectuses for details regarding transaction costs.
10	JOHN HANCOCK SMALL CAP VALUE FUND | ANNUAL REPORT

SHAREHOLDER EXPENSE EXAMPLE CHART

		Account value on 3-1-2018	Ending value on 8-31-2018	Expenses paid during period ended 8-31-2018[1]	Annualized expense ratio
Class A	Actual expenses/actual returns	$1,000.00	$1,142.70	$7.99	1.48%
	Hypothetical example	1,000.00	1,017.70	7.53	1.48%
Class I	Actual expenses/actual returns	1,000.00	1,144.50	6.49	1.20%
	Hypothetical example	1,000.00	1,019.20	6.11	1.20%
Class R6	Actual expenses/actual returns	1,000.00	1,145.00	5.89	1.09%
	Hypothetical example	1,000.00	1,019.70	5.55	1.09%
Class NAV	Actual expenses/actual returns	1,000.00	1,144.60	5.84	1.08%
	Hypothetical example	1,000.00	1,019.80	5.50	1.08%

[1]	Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).
ANNUAL REPORT | JOHN HANCOCK SMALL CAP VALUE FUND	11

Fund’s investments
AS OF 8-31-18
	Shares	Value
Common stocks 96.2%		$511,697,657
(Cost $367,623,397)
Consumer discretionary 4.0%		21,255,841
Auto components 1.6%
Cooper Tire & Rubber Company (A)	75,770	2,185,965
Gentherm, Inc. (B)	128,320	6,313,344
Household durables 1.8%
Helen of Troy, Ltd. (B)	30,490	3,626,786
TRI Pointe Group, Inc. (B)	411,220	5,958,578
Specialty retail 0.6%
The Cato Corp., Class A	147,840	3,171,168
Consumer staples 3.1%		16,541,862
Beverages 1.4%
C&C Group PLC	1,833,773	7,234,184
Food products 1.6%
Cranswick PLC	166,418	6,972,692
Post Holdings, Inc. (A)(B)	16,513	1,606,054
Household products 0.1%
Spectrum Brands Holdings, Inc.	8,393	728,932
Energy 4.4%		23,167,234
Energy equipment and services 2.1%
Era Group, Inc. (B)	184,375	2,201,438
SEACOR Holdings, Inc. (B)	107,348	5,523,055
SEACOR Marine Holdings, Inc. (B)	156,968	3,214,705
Oil, gas and consumable fuels 2.3%
Concho Resources, Inc. (B)	6,822	935,637
Dorian LPG, Ltd. (B)	356,233	2,714,495
Resolute Energy Corp. (A)(B)	171,290	5,645,718
Scorpio Tankers, Inc.	1,527,180	2,932,186
Financials 20.4%		108,698,589
Banks 15.1%
1st Source Corp.	94,630	5,298,334
Banc of California, Inc. (A)	394,988	7,959,008
FCB Financial Holdings, Inc., Class A (B)	58,440	3,027,192
First Busey Corp.	185,350	5,940,468
First Midwest Bancorp, Inc.	416,900	11,331,342
Flushing Financial Corp.	210,708	5,461,551
Great Western Bancorp, Inc.	221,100	9,626,694
Hancock Whitney Corp.	38,237	1,971,117
International Bancshares Corp.	204,430	9,577,546
MB Financial, Inc.	227,360	11,017,866
12	JOHN HANCOCK SMALL CAP VALUE FUND | ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Shares	Value
Financials (continued)
Banks (continued)
Union Bankshares Corp.	175,770	$7,312,032
Webster Financial Corp.	23,976	1,567,551
Capital markets 0.9%
Ares Capital Corp.	45,040	786,398
Solar Capital, Ltd.	190,749	4,148,791
Insurance 2.4%
Alleghany Corp.	3,310	2,091,192
Assured Guaranty, Ltd.	23,495	957,186
Kemper Corp.	80,481	6,547,129
Reinsurance Group of America, Inc.	8,800	1,257,080
White Mountains Insurance Group, Ltd.	2,245	2,083,248
Thrifts and mortgage finance 2.0%
Northwest Bancshares, Inc.	589,290	10,736,864
Health care 5.0%		26,691,049
Health care equipment and supplies 1.3%
Haemonetics Corp. (B)	13,530	1,510,489
Natus Medical, Inc. (B)	86,809	3,237,976
STERIS PLC	20,500	2,345,610
Health care providers and services 1.7%
AMN Healthcare Services, Inc. (B)	62,816	3,662,173
CorVel Corp. (B)	63,910	3,799,450
Envision Healthcare Corp. (B)	36,998	1,678,229
Health care technology 2.0%
Allscripts Healthcare Solutions, Inc. (B)	715,751	10,457,122
Industrials 32.8%		174,690,704
Aerospace and defense 1.8%
Astronics Corp. (A)(B)	74,474	3,240,364
Cubic Corp.	86,891	6,577,649
Air freight and logistics 1.3%
Forward Air Corp.	108,050	6,943,293
Building products 2.6%
American Woodmark Corp. (B)	62,890	5,342,506
Tyman PLC	1,893,417	8,314,495
Commercial services and supplies 4.6%
ACCO Brands Corp.	592,440	7,346,256
Clean Harbors, Inc. (B)	17,670	1,211,985
Matthews International Corp., Class A	114,460	5,940,474
SP Plus Corp. (B)	130,108	5,061,201
Steelcase, Inc., Class A	320,790	4,683,534
Construction and engineering 0.5%
Primoris Services Corp.	112,950	2,830,527
SEE NOTES TO FINANCIAL STATEMENTS	ANNUAL REPORT | JOHN HANCOCK SMALL CAP VALUE FUND	13

	Shares	Value
Industrials (continued)
Electrical equipment 1.7%
Thermon Group Holdings, Inc. (B)	348,518	$9,340,282
Machinery 11.4%
Albany International Corp., Class A	144,880	11,177,492
CIRCOR International, Inc.	106,863	4,847,306
ESCO Technologies, Inc.	148,730	10,061,585
Luxfer Holdings PLC	327,378	7,451,123
Mueller Industries, Inc.	392,130	12,536,396
TriMas Corp. (B)	471,787	14,483,857
Professional services 7.6%
Forrester Research, Inc.	188,640	9,281,088
FTI Consulting, Inc. (B)	85,070	6,484,035
Huron Consulting Group, Inc. (B)	158,130	7,827,435
ICF International, Inc.	66,270	5,410,946
Mistras Group, Inc. (B)	253,970	5,793,056
Navigant Consulting, Inc. (B)	226,420	5,409,174
Trading companies and distributors 1.3%
GATX Corp. (A)	84,010	7,094,645
Information technology 7.2%		38,299,030
Electronic equipment, instruments and components 5.2%
Belden, Inc.	198,690	14,448,737
CTS Corp.	198,800	7,345,660
Keysight Technologies, Inc. (B)	32,920	2,136,179
ScanSource, Inc. (B)	89,670	3,645,086
IT services 2.0%
WNS Holdings, Ltd., ADR (B)	206,895	10,723,368
Materials 8.1%		43,174,215
Chemicals 4.7%
Orion Engineered Carbons SA	337,830	12,161,880
Sensient Technologies Corp.	134,890	9,579,888
Stepan Company	36,910	3,292,741
Containers and packaging 2.0%
Greif, Inc., Class A	168,790	9,313,832
Sealed Air Corp.	27,600	1,107,036
Paper and forest products 1.4%
Neenah, Inc.	84,590	7,718,838
Real estate 9.4%		49,731,215
Equity real estate investment trusts 9.4%
Alexander & Baldwin, Inc.	250,880	5,888,154
Corporate Office Properties Trust	260,580	8,020,652
DiamondRock Hospitality Company	414,872	4,961,869
Education Realty Trust, Inc.	26,993	1,116,970
14	JOHN HANCOCK SMALL CAP VALUE FUND | ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Shares	Value
Real estate (continued)
Equity real estate investment trusts (continued)
Physicians Realty Trust	393,270	$6,878,292
PotlatchDeltic Corp.	189,364	9,146,281
Ramco-Gershenson Properties Trust	598,070	8,349,057
Summit Hotel Properties, Inc.	391,110	5,369,940
Utilities 1.8%		9,447,918
Electric utilities 0.1%
Evergy, Inc.	10,260	585,333
Gas utilities 1.7%
New Jersey Resources Corp.	75,210	3,429,576
Spire, Inc.	51,232	3,819,346
UGI Corp.	29,855	1,613,663

	Yield (%)	Shares	Value
Securities lending collateral 3.2%			$17,186,127
(Cost $17,181,413)
John Hancock Collateral Trust (C)	2.0611(D)	1,717,565	17,186,127

	Par value^	Value
Short-term investments 3.8%		$20,000,000
(Cost $20,000,000)
Repurchase agreement 3.8%		20,000,000
Deutsche Bank Tri-Party Repurchase Agreement dated 8-31-18 at 1.970% to be repurchased at $15,003,283 on 9-4-18, collateralized by $15,304,800 U.S. Treasury Notes, 2.750% due 8-31-23 (valued at $15,300,025 including interest)	15,000,000	15,000,000
Nomura Securities International Tri-Party Repurchase Agreement dated 8-31-18 at 1.950% to be repurchased at $5,001,083 on 9-4-18, collateralized by $200 U.S. Treasury Bills, 0.000% due 2-28-19 (valued at $198 including interest), $102,800 U.S. Treasury Bonds, 3.125% due 2-15-42 (valued at $105,494 including interest), $5,095,100 U.S. Treasury Notes, 1.875%-2.750% due 3-31-22 to 2-15-24 (valued at $4,992,157 including interest) and $2,279 U.S. Treasury Inflation Indexed Notes, 0.125% due 4-15-22 (valued at $2,226 including interest)	5,000,000	5,000,000

Total investments (Cost $404,804,810) 103.2%	$548,883,784
Other assets and liabilities, net (3.2%)	(17,005,837)
Total net assets 100.0%	$531,877,947

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
^All par values are denominated in U.S. dollars unless otherwise indicated.
Security Abbreviations and Legend
ADR	American Depositary Receipt
(A)	All or a portion of this security is on loan as of 8-31-18.
(B)	Non-income producing security.
SEE NOTES TO FINANCIAL STATEMENTS	ANNUAL REPORT | JOHN HANCOCK SMALL CAP VALUE FUND	15

(C)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.
(D)	The rate shown is the annualized seven-day yield as of 8-31-18.
At 8-31-18, the aggregate cost of investments for federal income tax purposes was $407,389,548. Net unrealized appreciation aggregated to $141,494,236, of which $152,141,381 related to gross unrealized appreciation and $10,647,145 related to gross unrealized depreciation.
16	JOHN HANCOCK SMALL CAP VALUE FUND | ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

Financial statements
STATEMENT OF ASSETS AND LIABILITIES 8-31-18

Assets
Unaffiliated investments, at value (Cost $387,623,397) including $16,807,728 of securities loaned	$531,697,657
Affiliated investments, at value (Cost $17,181,413)	17,186,127
Total investments, at value (Cost $404,804,810)	548,883,784
Cash	18,454
Foreign currency, at value (Cost $14)	14
Dividends and interest receivable	354,353
Receivable for fund shares sold	55,269
Receivable for investments sold	289,283
Receivable for securities lending income	20,600
Other assets	33,106
Total assets	549,654,863
Liabilities
Payable for investments purchased	328,323
Payable for fund shares repurchased	86,905
Payable upon return of securities loaned	17,186,165
Payable to affiliates
Accounting and legal services fees	25,837
Transfer agent fees	16,216
Trustees' fees	357
Other liabilities and accrued expenses	133,113
Total liabilities	17,776,916
Net assets	$531,877,947
Net assets consist of
Paid-in capital	$377,711,425
Undistributed net investment income	1,158,732
Accumulated net realized gain (loss) on investments and foreign currency transactions	8,929,562
Net unrealized appreciation (depreciation) on investments and translation of assets and liabilities in foreign currencies	144,078,228
Net assets	$531,877,947

Net asset value per share
Based on net asset value and shares outstanding - the fund has an unlimited number of shares authorized with no par value
Class A ($45,326,798 ÷ 1,965,286 shares) [1]	$23.06
Class I ($107,746,511 ÷ 4,659,134 shares)	$23.13
Class R6 ($13,521,471 ÷ 584,268 shares)	$23.14
Class NAV ($365,283,167 ÷ 15,796,083 shares)	$23.12
Maximum offering price per share
Class A (net asset value per share ÷ 95%)[2]	$24.27

[1]	Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.
[2]	On single retail sales of less than $50,000. On sales of $50,000 or more and on group sales the offering price is reduced.
SEE NOTES TO FINANCIAL STATEMENTS	ANNUAL REPORT | JOHN HANCOCK SMALL CAP VALUE FUND	17

STATEMENT OF OPERATIONS For the year ended  8-31-18

Investment income
Dividends	$7,747,920
Securities lending	291,422
Interest	284,145
Less foreign taxes withheld	(37,722)
Total investment income	8,285,765
Expenses
Investment management fees	5,266,176
Distribution and service fees	178,556
Accounting and legal services fees	75,425
Transfer agent fees	178,411
Trustees' fees	8,000
Custodian fees	78,321
State registration fees	56,871
Printing and postage	44,227
Professional fees	63,677
Other	22,892
Total expenses	5,972,556
Less expense reductions	(43,669)
Net expenses	5,928,887
Net investment income	2,356,878
Realized and unrealized gain (loss)
Net realized gain (loss) on
Unaffiliated investments and foreign currency transactions	13,400,142
Affiliated investments	(1,952)
13,398,190
Change in net unrealized appreciation (depreciation) of
Unaffiliated investments and translation of assets and liabilities in foreign currencies	79,110,412
Affiliated investments	5,610
79,116,022
Net realized and unrealized gain	92,514,212
Increase in net assets from operations	$94,871,090

18	JOHN HANCOCK SMALL CAP VALUE FUND | ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

STATEMENTS OF CHANGES IN NET ASSETS

	Year ended 8-31-18	Year ended 8-31-17
Increase (decrease) in net assets
From operations
Net investment income	$2,356,878	$4,175,469
Net realized gain	13,398,190	21,110,432
Change in net unrealized appreciation (depreciation)	79,116,022	(3,602,604)
Increase in net assets resulting from operations	94,871,090	21,683,297
Distributions to shareholders
From net investment income
Class A	(317,079)	(256,483)
Class I	(785,158)	(534,295)
Class R6	(116,147)	(1,718)
Class NAV	(3,161,742)	(1,696,593)
From net realized gain
Class A	(2,824,186)	(3,686,805)
Class I	(4,474,915)	(3,889,480)
Class R6	(592,565)	(10,982)
Class NAV	(15,935,605)	(10,558,880)
Total distributions	(28,207,397)	(20,635,236)
From fund share transactions	21,125,542	20,091,135
Total increase	87,789,235	21,139,196
Net assets
Beginning of year	444,088,712	422,949,516
End of year	$531,877,947	$444,088,712
Undistributed net investment income	$1,158,732	$3,165,313
SEE NOTES TO FINANCIAL STATEMENTS	ANNUAL REPORT | JOHN HANCOCK SMALL CAP VALUE FUND	19

Financial highlights
CLASS A SHARES Period ended	8-31-18	8-31-17	8-31-16	8-31-15	8-31-14 [1]
Per share operating performance
Net asset value, beginning of period	$20.15	$20.18	$18.89	$19.30	$19.26
Net investment income[2]	0.03	0.14 [3]	0.02	— [4]	0.04
Net realized and unrealized gain (loss) on investments	4.00	0.80	2.09	0.51	—
Total from investment operations	4.03	0.94	2.11	0.51	0.04
Less distributions
From net investment income	(0.11)	(0.06)	— [4]	— [4]	—
From net realized gain	(1.01)	(0.91)	(0.82)	(0.92)	—
Total distributions	(1.12)	(0.97)	(0.82)	(0.92)	—
Net asset value, end of period	$23.06	$20.15	$20.18	$18.89	$19.30
Total return (%)[5,6]	20.52	4.37	11.55	2.53	0.21 [7]
Ratios and supplemental data
Net assets, end of period (in millions)	$45	$59	$86	$9	$2
Ratios (as a percentage of average net assets):
Expenses before reductions	1.50	1.52	1.54	1.75	3.27 [8]
Expenses including reductions	1.49	1.52	1.53	1.58	1.60 [8]
Net investment income (loss)	0.14	0.69 [3]	0.11	(0.02)	0.34 [8]
Portfolio turnover (%)	25	26	25	22	20 [9]

[1]	Period from 12-30-13 (commencement of operations) to 8-31-14.
[2]	Based on average daily shares outstanding.
[3]	Net investment income (loss) per share and ratio of net investment income (loss) to average net assets reflect a special dividend received by the fund, which amounted to $0.12 and 0.57%, respectively.
[4]	Less than $0.005 per share.
[5]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[6]	Does not reflect the effect of sales charges, if any.
[7]	Not annualized.
[8]	Annualized.
[9]	Portfolio turnover is shown for the period from 9-1-13 to 8-31-14.
20	JOHN HANCOCK SMALL CAP VALUE FUND | ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

CLASS I SHARES Period ended	8-31-18	8-31-17	8-31-16	8-31-15	8-31-14 [1]
Per share operating performance
Net asset value, beginning of period	$20.20	$20.22	$18.93	$19.34	$19.26
Net investment income[2]	0.09	0.20 [3]	0.09	0.04	0.07
Net realized and unrealized gain (loss) on investments	4.03	0.82	2.08	0.53	0.01
Total from investment operations	4.12	1.02	2.17	0.57	0.08
Less distributions
From net investment income	(0.18)	(0.13)	(0.06)	(0.06)	—
From net realized gain	(1.01)	(0.91)	(0.82)	(0.92)	—
Total distributions	(1.19)	(1.04)	(0.88)	(0.98)	—
Net asset value, end of period	$23.13	$20.20	$20.22	$18.93	$19.34
Total return (%)[4]	20.93	4.70	11.87	2.82	0.42 [5]
Ratios and supplemental data
Net assets, end of period (in millions)	$108	$99	$82	$53	$— [6]
Ratios (as a percentage of average net assets):
Expenses before reductions	1.20	1.21	1.22	1.29	14.79 [7]
Expenses including reductions	1.20	1.20	1.21	1.27	1.30 [7]
Net investment income	0.42	0.96 [3]	0.47	0.21	0.56 [7]
Portfolio turnover (%)	25	26	25	22	20 [8]

[1]	Period from 12-30-13 (commencement of operations) to 8-31-14.
[2]	Based on average daily shares outstanding.
[3]	Net investment income (loss) per share and ratio of net investment income (loss) to average net assets reflect a special dividend received by the fund, which amounted to $0.12 and 0.57%, respectively.
[4]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[5]	Not annualized.
[6]	Less than $500,000.
[7]	Annualized.
[8]	Portfolio turnover is shown for the period from 9-1-13 to 8-31-14.
SEE NOTES TO FINANCIAL STATEMENTS	ANNUAL REPORT | JOHN HANCOCK SMALL CAP VALUE FUND	21

CLASS R6 SHARES Period ended	8-31-18	8-31-17	8-31-16	8-31-15	8-31-14 [1]
Per share operating performance
Net asset value, beginning of period	$20.21	$20.23	$18.94	$19.36	$19.26
Net investment income[2]	0.11	0.17 [3]	0.11	0.08	0.08
Net realized and unrealized gain (loss) on investments	4.03	0.86	2.09	0.52	0.02
Total from investment operations	4.14	1.03	2.20	0.60	0.10
Less distributions
From net investment income	(0.20)	(0.14)	(0.09)	(0.10)	—
From net realized gain	(1.01)	(0.91)	(0.82)	(0.92)	—
Total distributions	(1.21)	(1.05)	(0.91)	(1.02)	—
Net asset value, end of period	$23.14	$20.21	$20.23	$18.94	$19.36
Total return (%)[4]	21.03	4.78	12.02	3.00	0.52 [5]
Ratios and supplemental data
Net assets, end of period (in millions)	$14	$1	$— [6]	$— [6]	$— [6]
Ratios (as a percentage of average net assets):
Expenses before reductions	1.10	1.12	1.13	7.67	20.70 [7]
Expenses including reductions	1.09	1.11	1.10	1.09	1.12 [7]
Net investment income	0.50	0.83 [3]	0.59	0.40	0.66 [7]
Portfolio turnover (%)	25	26	25	22	20 [8]

[1]	Period from 12-30-13 (commencement of operations) to 8-31-14.
[2]	Based on average daily shares outstanding.
[3]	Net investment income (loss) per share and ratio of net investment income (loss) to average net assets reflect a special dividend received by the fund, which amounted to $0.12 and 0.57%, respectively.
[4]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[5]	Not annualized.
[6]	Less than $500,000.
[7]	Annualized.
[8]	Portfolio turnover is shown for the period from 9-1-13 to 8-31-14.
22	JOHN HANCOCK SMALL CAP VALUE FUND | ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

CLASS NAV SHARES Period ended	8-31-18	8-31-17	8-31-16	8-31-15	8-31-14
Per share operating performance
Net asset value, beginning of period	$20.20	$20.22	$18.94	$19.35	$18.47
Net investment income[1]	0.11	0.22 [2]	0.10	0.09	0.11
Net realized and unrealized gain (loss) on investments	4.02	0.82	2.10	0.52	2.81
Total from investment operations	4.13	1.04	2.20	0.61	2.92
Less distributions
From net investment income	(0.20)	(0.15)	(0.10)	(0.10)	(0.04)
From net realized gain	(1.01)	(0.91)	(0.82)	(0.92)	(2.00)
Total distributions	(1.21)	(1.06)	(0.92)	(1.02)	(2.04)
Net asset value, end of period	$23.12	$20.20	$20.22	$18.94	$19.35
Total return (%)[3]	21.01	4.80	12.01	3.05	15.88
Ratios and supplemental data
Net assets, end of period (in millions)	$365	$285	$255	$271	$215
Ratios (as a percentage of average net assets):
Expenses before reductions	1.09	1.10	1.11	1.12	1.12
Expenses including reductions	1.08	1.10	1.10	1.09	1.12
Net investment income	0.52	1.02 [2]	0.59	0.48	0.59
Portfolio turnover (%)	25	26	25	22	20

[1]	Based on average daily shares outstanding.
[2]	Net investment income (loss) per share and ratio of net investment income (loss) to average net assets reflect a special dividend received by the fund, which amounted to $0.12 and 0.57%, respectively.
[3]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
SEE NOTES TO FINANCIAL STATEMENTS	ANNUAL REPORT | JOHN HANCOCK SMALL CAP VALUE FUND	23

Notes to financial statements

Note 1 — Organization

John Hancock Small Cap Value Fund (the fund) is a series of John Hancock Funds II (the Trust), an open-end management investment company organized as a Massachusetts business trust and registered under the Investment Company Act of 1940, as amended (the 1940 Act). The investment objective of the fund is to seek long-term capital appreciation.

The fund may offer multiple classes of shares. The shares currently offered by the fund are detailed in the Statements of assets and liabilities. Class A shares are offered to all investors. Class I shares are offered to institutions and certain investors. Class R6 shares are only available to certain retirement plans, institutions and other investors. Class NAV shares are offered to John Hancock affiliated funds of funds, retirement plans for employees of John Hancock and/or Manulife Financial Corporation, and certain 529 plans. Shareholders of each class have exclusive voting rights to matters that affect that class. The distribution and service fees, if any, and transfer agent fees for each class may differ.

Note 2 — Significant accounting policies

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (US GAAP), which require management to make certain estimates and assumptions as of the date of the financial statements. Actual results could differ from those estimates and those differences could be significant. The fund qualifies as an investment company under Topic 946 of Accounting Standards Codification of US GAAP.

Events or transactions occurring after the end of the fiscal period through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the fund:

Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 p.m., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the net asset value (NAV) may be determined as of the regularly scheduled close of the NYSE pursuant to the fund's Valuation Policies and Procedures.

In order to value the securities, the fund uses the following valuation techniques: Equity securities held by the fund are typically valued at the last sale price or official closing price on the exchange or principal market where the security trades. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Investments by the fund in open-end mutual funds, including John Hancock Collateral Trust (JHCT), are valued at their respective NAVs each business day. Foreign securities and currencies are valued in U.S. dollars based on foreign currency exchange rates supplied by an independent pricing vendor.

In certain instances, the Pricing Committee may determine to value equity securities using prices obtained from another exchange or market if trading on the exchange or market on which prices are typically obtained did not open for trading as scheduled, or if trading closed earlier than scheduled, and trading occurred as normal on another exchange or market.

Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the fund's Pricing Committee following procedures established by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed. Trading in foreign securities may be completed before the scheduled daily close of trading on the NYSE. Significant events at the issuer or market level may affect the values of securities between the time when the valuation of the securities is generally determined and the close of the NYSE. If a significant event occurs, these securities may be fair valued, as determined in good faith by the fund's Pricing Committee, following procedures established by the Board of Trustees. The fund uses fair value adjustment factors provided by an independent pricing vendor to value certain foreign securities in order to adjust for events that may occur between the close of foreign exchanges or markets and the close of the NYSE.

The fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar

ANNUAL REPORT   |   JOHN HANCOCK SMALL CAP VALUE FUND       24

securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the fund's own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.

The following is a summary of the values by input classification of the fund's investments as of August 31, 2018, by major security category or type:

	Total value at 8-31-18	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
Investments in securities:
Assets
Common stocks
Consumer discretionary	$21,255,841	$21,255,841	—	—
Consumer staples	16,541,862	2,334,986	$14,206,876	—
Energy	23,167,234	23,167,234	—	—
Financials	108,698,589	108,698,589	—	—
Health care	26,691,049	26,691,049	—	—
Industrials	174,690,704	166,376,209	8,314,495	—
Information technology	38,299,030	38,299,030	—	—
Materials	43,174,215	43,174,215	—	—
Real estate	49,731,215	49,731,215	—	—
Utilities	9,447,918	9,447,918	—	—
Securities lending collateral	17,186,127	17,186,127	—	—
Short-term investments	20,000,000	—	20,000,000	—
Total investments in securities	$548,883,784	$506,362,413	$42,521,371	—

Repurchase agreements. The fund may enter into repurchase agreements. When the fund enters into a repurchase agreement, it receives collateral that is held in a segregated account by the fund's custodian or for tri-party repurchase agreements, collateral is held at a third-party custodian bank in a segregated account for the benefit of the fund. The collateral amount is marked-to-market and monitored on a daily basis to ensure that the collateral held is in an amount not less than the principal amount of the repurchase agreement plus any accrued interest. Collateral received by the fund for repurchase agreements is disclosed in the Fund's investments as part of the caption related to the repurchase agreement.

Repurchase agreements are typically governed by the terms and conditions of the Master Repurchase Agreement and/or Global Master Repurchase Agreement (collectively, MRA). Upon an event of default, the non-defaulting party may close out all transactions traded under the MRA and net amounts owed. Absent an event of default, assets and liabilities resulting from repurchase agreements are not offset in the Statement of assets and liabilities. In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the collateral value may decline or the counterparty may have insufficient assets to pay back claims resulting from close-out of the transactions.

Security transactions and related investment income. Investment security transactions are accounted for on a trade date plus one basis for daily NAV calculations. However, for financial reporting purposes, investment transactions are reported on trade date. Interest income is accrued as earned. Interest income includes coupon interest and amortization/accretion of premiums/discounts on debt securities. Dividend income is recorded on the ex-date, except for dividends of foreign securities where the dividend may not be known until after the ex-date. In those cases, dividend income, net of

ANNUAL REPORT   |   JOHN HANCOCK SMALL CAP VALUE FUND       25

withholding taxes, is recorded when the fund becomes aware of the dividends. Non-cash dividends, if any, are recorded at the fair market value of the securities received. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds from litigation.

Securities lending. The fund may lend its securities to earn additional income. The fund receives cash collateral from the borrower in an amount not less than the market value of the loaned securities. The fund will invest its collateral in JHCT, an affiliate of the fund, which has a floating NAV and is registered with the Securities and Exchange Commission as an investment company. JHCT invests in short-term money market investments. The fund will receive the benefit of any gains and bear any losses generated by JHCT with respect to the cash collateral.

The fund has the right to recall loaned securities on demand. If a borrower fails to return loaned securities when due, then the lending agent is responsible and indemnifies the fund for the lent securities. The lending agent uses the collateral received from the borrower to purchase replacement securities of the same issue, type, class and series of the loaned securities. If the value of the collateral is less than the purchase cost of replacement securities, the lending agent is responsible for satisfying the shortfall but only to the extent that the shortfall is not due to any decrease in the value of JHCT.

Although the risk of the loss of the securities lent is mitigated by receiving collateral from the borrower and through lending agent indemnification, the fund could experience a delay in recovering securities or could experience a lower than expected return if the borrower fails to return the securities on a timely basis. The fund receives compensation for lending its securities by retaining a portion of the return on the investment of the collateral and compensation from fees earned from borrowers of the securities. Securities lending income received by the fund is net of fees retained by the securities lending agent. Net income received from JHCT is a component of securities lending income as recorded on the Statement of operations.

Obligations to repay collateral received by the fund are shown on the Statement of assets and liabilities as Payable upon return of securities loaned and are secured by the loaned securities. As of August 31, 2018, the fund loaned common stocks valued at $16,807,728 and received $17,186,165 of cash collateral.

Foreign investing. Assets, including investments and liabilities denominated in foreign currencies, are translated into U.S. dollar values each day at the prevailing exchange rate. Purchases and sales of securities, income and expenses are translated into U.S. dollars at the prevailing exchange rate on the date of the transaction. The effect of changes in foreign currency exchange rates on the value of securities is reflected as a component of the realized and unrealized gains (losses) on investments. Foreign investments are subject to a decline in the value of a foreign currency versus the U.S. dollar, which reduces the dollar value of securities denominated in that currency.

Funds that invest internationally generally carry more risk than funds that invest strictly in U.S. securities. These risks are heightened for investments in emerging markets. Risks can result from differences in economic and political conditions, regulations, market practices (including higher transaction costs), accounting standards and other factors.

Foreign taxes. The fund may be subject to withholding tax on income, capital gains or repatriation taxes imposed by certain countries, a portion of which may be recoverable. Foreign taxes are accrued based upon the fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests. Taxes are accrued based on gains realized by the fund as a result of certain foreign security sales. In certain circumstances, estimated taxes are accrued based on unrealized appreciation of such securities. Investment income is recorded net of foreign withholding taxes, less any amounts reclaimable.

Line of credit. The fund may have the ability to borrow from banks for temporary or emergency purposes, including meeting redemption requests that otherwise might require the untimely sale of securities. Pursuant to the fund's custodian agreement, the custodian may loan money to the fund to make properly authorized payments. The fund is obligated to repay the custodian for any overdraft, including any related costs or expenses. The custodian may have a lien, security interest or security entitlement in any fund property that is not otherwise segregated or pledged, to the extent of any overdraft, and to the maximum extent permitted by law.

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The fund and other affiliated funds have entered into a syndicated line of credit agreement with Citibank, N.A. as the administrative agent that enables them to participate in a $750 million unsecured committed line of credit. Excluding commitments designated for a certain fund and subject to the needs of all other affiliated funds, the fund can borrow up to an aggregate commitment amount of $500 million, subject to asset coverage and other limitations as specified in the agreement. A commitment fee payable at the end of each calendar quarter, based on the average daily unused portion of the line of credit, is charged to each participating fund based on a combination of fixed and asset based allocations and is reflected in Other expenses on the Statement of operations. For the year ended August 31, 2018, the fund had no borrowings under the line of credit. Commitment fees for the year ended August 31, 2018 were $2,983.

Expenses. Within the John Hancock group of funds complex, expenses that are directly attributable to an individual fund are allocated to such fund. Expenses that are not readily attributable to a specific fund are allocated among all funds in an equitable manner, taking into consideration, among other things, the nature and type of expense and the fund's relative net assets. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Class allocations. Income, common expenses and realized and unrealized gains (losses) are determined at the fund level and allocated daily to each class of shares based on the net assets of the class. Class-specific expenses, such as distribution and service fees, if any, and transfer agent fees, for all classes, are charged daily at the class level based on the net assets of each class and the specific expense rates applicable to each class.

Federal income taxes. The fund intends to continue to qualify as a regulated investment company by complying with the applicable provisions of the Internal Revenue Code and will not be subject to federal income tax on taxable income that is distributed to shareholders. Therefore, no federal income tax provision is required.

As of August 31, 2018, the fund had no uncertain tax positions that would require financial statement recognition, derecognition or disclosure. The fund's federal tax returns are subject to examination by the Internal Revenue Service for a period of three years.

Distribution of income and gains. Distributions to shareholders from net investment income and net realized gains, if any, are recorded on the ex-date. The fund generally declares and pays dividends and capital gain distributions, if any, annually.

The tax character of distributions for the years ended August 31, 2018 and 2017 was as follows:

	August 31, 2018	August 31, 2017
Ordinary income	$8,008,323	$4,788,136
Long-term capital gains	20,199,074	15,847,100
Total	$28,207,397	$20,635,236

Distributions paid by the fund with respect to each class of shares are calculated in the same manner, at the same time and in the same amount, except for the effect of class level expenses that may be applied differently to each class. As of August 31, 2018, the components of distributable earnings on a tax basis consisted of $3,227,512 of undistributed ordinary income and $9,445,520 long-term capital gains.

Such distributions and distributable earnings on a tax basis, are determined in conformity with income tax regulations, which may differ from US GAAP. Distributions in excess of tax basis earnings and profits, if any, are reported in the fund's financial statements as a return of capital.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences, if any, will reverse in a subsequent period. Book-tax differences are primarily attributable to wash sale loss deferrals.

ANNUAL REPORT   |   JOHN HANCOCK SMALL CAP VALUE FUND       27

Note 3 — Guarantees and indemnifications

Under the Trust's organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust, including the fund. Additionally, in the normal course of business, the fund enters into contracts with service providers that contain general indemnification clauses. The fund's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the fund that have not yet occurred. The risk of material loss from such claims is considered remote.

Note 4 — Fees and transactions with affiliates

John Hancock Advisers, LLC (the Advisor) serves as investment advisor for the fund. John Hancock Funds, LLC (the Distributor), an affiliate of the Advisor, serves as principal underwriter of the fund. The Advisor and the Distributor are indirect, wholly owned subsidiaries of Manulife Financial Corporation (MFC).

Management fee. The fund has an investment management agreement with the Advisor under which the fund pays a daily management fee to the Advisor equivalent on an annual basis to the sum of: (a) 1.03% of the first $100 million of the fund's aggregate daily net assets and (b) 0.98% of the fund's aggregate daily net assets in excess of $100 million. Prior to July 1, 2018, the fund had an investment management agreement with the Advisor under which the fund paid a daily management fee to the Advisor equivalent on an annual basis to the sum of: (a) 1.10% of the first $100 million of the fund's aggregate net assets; (b) 1.05% of the next $500 million of the fund's aggregate net assets; and (c) 1.00% of the fund's aggregate net assets in excess of $600 million. Aggregate net assets include the net assets of the fund and Small Cap Value Trust, a series of John Hancock Variable Insurance Trust. The Advisor has a subadvisory agreement with Wellington Management Company LLP. The fund is not responsible for payment of the subadvisory fees.

The Advisor has contractually agreed to waive a portion of its management fee and/or reimburse expenses for certain funds of the John Hancock group of funds complex, including the fund (the participating portfolios). This waiver is based upon aggregate net assets of all the participating portfolios. The amount of the reimbursement is calculated daily and allocated among all the participating portfolios in proportion to the daily net assets of each fund. During the year ended August 31, 2018, this waiver amounted to 0.01% of the fund's average net assets. This agreement expires on June 30, 2020, unless renewed by mutual agreement of the Fund and the Advisor based upon a determination that this is appropriate under the circumstances at that time.

The Advisor has agreed to contractually waive and/or reimburse expenses for Class A and Class I shares, to the extent that the expenses for each class exceed 1.55% and 1.25%, respectively, of the average net assets attributable to the classes. This limit excludes taxes, brokerage commissions, interest expense, acquired fund fees, short dividend expense, litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the fund's business. The fee waiver and/or reimbursement will continue in effect until December 31, 2018, unless renewed by mutual agreement of the fund and the Advisor based upon a determination of that this is appropriate under the circumstances at that time.

The expense reductions described above amounted to the following for the year ended August 31, 2018:

Class	Expense reduction	Class	Expense reduction
Class A	$5,040	Class NAV	$29,261
Class I	8,395	Total	$43,669
Class R6	973

Expenses waived or reimbursed in the current fiscal period are not subject to recapture in future fiscal periods.

The investment management fees incurred for the year ended August 31, 2018 were equivalent to a net annual effective rate of 1.01% of the fund's average daily net assets.

Accounting and legal services. Pursuant to a service agreement, the fund reimburses the Advisor for all expenses associated with providing the administrative, financial, legal, compliance, accounting and recordkeeping services to the fund, including the preparation of all tax returns, periodic reports to shareholders and regulatory reports, among other services. These expenses are allocated to each share class based on its relative net assets at the time the expense was

ANNUAL REPORT   |   JOHN HANCOCK SMALL CAP VALUE FUND       28

incurred. These accounting and legal services fees incurred for the year ended August 31, 2018 amounted to an annual rate of 0.01% of the fund's average daily net assets.

Distribution and service plans. The fund has a distribution agreement with the Distributor. The fund has adopted distribution and service plans with respect to Class A pursuant to Rule 12b-1 under the 1940 Act, to pay the Distributor for services provided as the distributor of shares of the fund. The fund may pay up to 0.30% for Class A shares for distribution and service fees under these arrangements, expressed as an annual percentage of average daily net assets.

Sales charges. Class A shares are assessed up-front sales charges, which resulted in payments to the Distributor amounting to $92,287 for the year ended August 31, 2018. Of this amount, $15,832 was retained and used for printing prospectuses, advertising, sales literature and other purposes, $72,448 was paid as sales commissions to broker-dealers and $4,007 was paid as sales commissions to sales personnel of Signator Investors, Inc., a broker-dealer affiliate of the Advisor.

Class A may be subject to contingent deferred sales charges (CDSCs). Certain Class A shares that are acquired through purchases of $1 million or more and are redeemed within one year of purchase are subject to a 1.00% sales charge. CDSCs are applied to the lesser of the current market value at the time of redemption or the original purchase cost of the shares being redeemed. Proceeds from CDSCs are used to compensate the Distributor for providing distribution-related services in connection with the sale of these shares. During the year ended August 31, 2018, CDSCs received by the Distributor amounted to $684 for Class A shares.

Transfer agent fees. The John Hancock group of funds has a complex-wide transfer agent agreement with John Hancock Signature Services, Inc. (Signature Services), an affiliate of the Advisor. The transfer agent fees paid to Signature Services are determined based on the cost to Signature Services (Signature Services Cost) of providing recordkeeping services. It also includes out-of-pocket expenses, including payments made to third-parties for recordkeeping services provided to their clients who invest in one or more John Hancock funds. In addition, Signature Services Cost may be reduced by certain fees that Signature Services receives in connection with retirement and small accounts. Signature Services Cost is calculated monthly and allocated, as applicable, to five categories of share classes: Retail Share and Institutional Share Classes of Non-Municipal Bond Funds, Class R6 Shares, Retirement Share Classes and Municipal Bond Share Classes. Within each of these categories, the applicable costs are allocated to the affected John Hancock affiliated funds and/or classes, based on the relative average daily net assets.

Class level expenses. Class level expenses for the year ended August 31, 2018 were:

Class	Distribution and service fees	Transfer agent fees
Class A	$178,556	$64,056
Class I	—	112,960
Class R6	—	1,395
Class NAV	—	—
Total	$178,556	$178,411

Trustee expenses. The fund compensates each Trustee who is not an employee of the Advisor or its affiliates. The costs of paying Trustee compensation and expenses are allocated to the fund based on its net assets relative to other funds within the John Hancock group of funds complex.

ANNUAL REPORT   |   JOHN HANCOCK SMALL CAP VALUE FUND       29

Note 5 — Fund share transactions

Transactions in fund shares for the years ended August 31, 2018 and 2017 were as follows:

		Year ended 8-31-18		Year ended 8-31-17
	Shares	Amount	Shares	Amount
Class A shares
Sold	659,474	$14,185,078	1,864,118	$39,250,911
Distributions reinvested	147,359	3,124,005	182,100	3,927,901
Repurchased	(1,745,155)	(38,128,705)	(3,394,223)	(71,014,604)
Net decrease	(938,322)	$(20,819,622)	(1,348,005)	$(27,835,792)
Class I shares
Sold	1,034,966	22,085,734	1,608,474	33,510,787
Distributions reinvested	246,354	5,225,175	200,692	4,330,928
Repurchased	(1,541,732)	(33,334,011)	(949,879)	(19,765,784)
Net increase (decrease)	(260,412)	$(6,023,102)	859,287	$18,075,931
Class R6 shares
Sold	657,719	14,280,401	26,087	546,599
Distributions reinvested	33,414	708,712	588	12,700
Repurchased	(143,028)	(3,028,458)	(653)	(13,668)
Net increase	548,105	$11,960,655	26,022	$545,631
Class NAV shares
Sold	2,863,817	62,372,640	3,242,058	65,697,808
Distributions reinvested	901,243	19,097,348	568,436	12,255,473
Repurchased	(2,102,442)	(45,462,377)	(2,279,325)	(48,647,916)
Net increase	1,662,618	$36,007,611	1,531,169	$29,305,365
Total net increase	1,011,989	$21,125,542	1,068,473	$20,091,135

Affiliates of the fund owned 100% of shares of Class NAV on August 31, 2018. Such concentration of shareholders' capital could have a material effect on the fund if such shareholders redeem from the fund.

Note 6 — Purchase and sale of securities

Purchases and sales of securities, other than short-term investments, amounted to $123,104,155 and $129,730,152, respectively, for the year ended August 31, 2018.

Note 7 — Industry or sector risk

The fund may invest a large percentage of its assets in one or more particular industries or sectors of the economy. If a large percentage of the fund's assets are economically tied to a single or small number of industries or sectors of the economy, the fund will be less diversified than a more broadly diversified fund, and it may cause the fund to underperform if that industry or sector underperforms. In addition, focusing on a particular industry or sector may make the fund's NAV more volatile. Further, a fund that invests in particular industries or sectors is particularly susceptible to the impact of market, economic, regulatory and other factors affecting those industries or sectors.

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Note 8 — Investment in affiliated underlying funds

The fund may invest in affiliated underlying funds that are managed by the Advisor and its affiliates. Information regarding the fund's purchases and sales of the affiliated underlying funds as well as income and capital gains earned, if any, during the period is as follows:

					Dividends and distributions
Fund	Beginning share amount	Shares purchased	Shares sold	Ending share amount	Income distributions received	Capital gain distributions received	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Ending value
John Hancock Collateral Trust*	1,984,821	13,682,089	(13,949,345)	1,717,565	—	—	($1,952)	$5,610	$17,186,127
*Refer to the Securities lending note within Note 2 for details regarding this investment.

Note 9 — Investment by affiliated funds

Certain investors in the fund are affiliated funds that are managed by the Advisor and its affiliates. The affiliated funds do not invest in the fund for the purpose of exercising management or control; however, this investment may represent a significant portion of the fund's net assets. At August 31, 2018, funds within the John Hancock group of funds complex held 68.7% of the fund's net assets. The following funds had an affiliate ownership of 5% or more of the fund's net assets:

Fund	Affiliated concentration
John Hancock Funds II Multimanager Lifestyle Growth Portfolio	21.0%
John Hancock Funds II Multimanager Lifestyle Balanced Portfolio	15.8%
John Hancock Funds II Multimanager Lifestyle Aggressive Portfolio	10.7%
John Hancock Funds II Multimanager Lifestyle Moderate Portfolio	5.8%

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REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Trustees of John Hancock Funds II and Shareholders of John Hancock Small Cap Value Fund

Opinion on the Financial Statements

We have audited the accompanying statement of assets and liabilities, including the fund's investments, of John Hancock Small Cap Value Fund (one of the funds constituting John Hancock Funds II, referred to hereafter as the "Fund") as of August 31, 2018, the related statement of operations for the year ended August 31, 2018, the statements of changes in net assets for each of the two years in the period ended August 31, 2018, including the related notes, and the financial highlights for each of the periods indicated therein (collectively referred to as the "financial statements"). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of August 31, 2018, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended August 31, 2018 and the financial highlights for each of the periods indicated therein in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements are the responsibility of the Fund's management. Our responsibility is to express an opinion on the Fund's financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) ("PCAOB") and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of August 31, 2018 by correspondence with the custodian, transfer agent and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

/s/ PricewaterhouseCoopers LLP

Boston, Massachusetts

October 24, 2018

We have served as the auditor of one or more investment companies in the John Hancock group of funds since 1988.

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TAX INFORMATION

Unaudited

For federal income tax purposes, the following information is furnished with respect to the distributions of the fund, if any, paid during its taxable year ended August 31, 2018.

The fund reports the maximum amount allowable of its net taxable income as eligible for the corporate dividends-received deduction.

The fund reports the maximum amount allowable of its net taxable income as qualified dividend income as provided in the Jobs and Growth Tax Relief Reconciliation Act of 2003.

The fund paid $20,199,074 in capital gain dividends.

Eligible shareholders will be mailed a 2018 Form 1099-DIV in early 2019. This will reflect the tax character of all distributions paid in calendar year 2018.

Please consult a tax advisor regarding the tax consequences of your investment in the fund.

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CONTINUATION OF INVESTMENT ADVISORY AND SUBADVISORY AGREEMENTS

Evaluation of Advisory and Subadvisory Agreements by the Board of Trustees

This section describes the evaluation by the Board of Trustees (the Board) of John Hancock Funds II (the Trust) of the Advisory Agreement (the Advisory Agreement) with John Hancock Advisers, LLC (the Advisor) and the Subadvisory Agreement (the Subadvisory Agreement) with Wellington Management Company LLP (the Subadvisor), for John Hancock Small Cap Value Fund (the fund). The Advisory Agreement and Subadvisory Agreement are collectively referred to as the Agreements. Prior to the June 18-21, 2018 in-person meeting at which the Agreements were approved, the Board also discussed and considered information regarding the proposed continuation of the Agreements at an in-person meeting held on May 29-31, 2018.

Approval of Advisory and Subadvisory Agreements

At in-person meetings held on June 18-21, 2018, the Board, including the Trustees who are not parties to any Agreement or considered to be interested persons of the Trust under the Investment Company Act of 1940, as amended (the 1940 Act) (the Independent Trustees), reapproved for an annual period the continuation of the Advisory Agreement between the Trust and the Advisor and the Subadvisory Agreement between the Advisor and the Subadvisor with respect to the fund.

In considering the Advisory Agreement and the Subadvisory Agreement, the Board received in advance of the meetings a variety of materials relating to the fund, the Advisor and the Subadvisor, including comparative performance, fee and expense information for a peer group of similar funds prepared by an independent third-party provider of mutual fund data, performance information for an applicable benchmark index; and, with respect to the Subadvisor, comparative performance information for comparably managed accounts, as applicable, and other information provided by the Advisor and the Subadvisor regarding the nature, extent and quality of services provided by the Advisor and the Subadvisor under their respective Agreements, as well as information regarding the Advisor's revenues and costs of providing services to the fund and any compensation paid to affiliates of the Advisor. At the meetings at which the renewal of the Advisory Agreement and Subadvisory Agreement are considered, particular focus is given to information concerning fund performance, comparability of fees and total expenses, and profitability. However, the Board notes that the evaluation process with respect to the Advisor and the Subadvisor is an ongoing one. In this regard, the Board also took into account discussions with management and information provided to the Board (including its various committees) at prior meetings with respect to the services provided by the Advisor and the Subadvisor to the fund, including quarterly performance reports prepared by management containing reviews of investment results and prior presentations from the Subadvisor with respect to the fund. The information received and considered by the Board in connection with the May and June meetings and throughout the year was both written and oral. The Board also considered the nature, quality, and extent of non-advisory services, if any, to be provided to the fund by the Advisor's affiliates, including distribution services. The Board considered the Advisory Agreement and the Subadvisory Agreement separately in the course of its review. In doing so, the Board noted the respective roles of the Advisor and Subadvisor in providing services to the fund.

Throughout the process, the Board asked questions of and requested additional information from management. The Board is assisted by counsel for the Trust and the Independent Trustees are also separately assisted by independent legal counsel throughout the process. The Independent Trustees also received a memorandum from their independent legal counsel discussing the legal standards for their consideration of the proposed continuation of the Agreements and discussed the proposed continuation of the Agreements in private sessions with their independent legal counsel at which no representatives of management were present.

Approval of Advisory Agreement

In approving the Advisory Agreement with respect to the fund, the Board, including the Independent Trustees, considered a variety of factors, including those discussed below. The Board also considered other factors (including conditions and trends prevailing generally in the economy, the securities markets, and the industry) and did not treat any single factor as determinative, and each Trustee may have attributed different weights to different factors. The Board's conclusions may be

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based in part on its consideration of the advisory and subadvisory arrangements in prior years and on the Board's ongoing regular review of fund performance and operations throughout the year.

Nature, extent, and quality of services. Among the information received by the Board from the Advisor relating to the nature, extent, and quality of services provided to the fund, the Board reviewed information provided by the Advisor relating to its operations and personnel, descriptions of its organizational and management structure, and information regarding the Advisor's compliance and regulatory history, including its Form ADV. The Board also noted that on a regular basis it receives and reviews information from the Trust's Chief Compliance Officer (CCO) regarding the fund's compliance policies and procedures established pursuant to Rule 38a-1 under the 1940 Act. The Board observed that the scope of services provided by the Advisor, and of the undertakings required of the Advisor in connection with those services, including maintaining and monitoring its own and the fund's compliance programs, risk management programs, liquidity management programs and cybersecurity programs, had expanded over time as a result of regulatory, market and other developments. The Board considered that the Advisor is responsible for the management of the day-to-day operations of the fund, including, but not limited to, general supervision of and coordination of the services provided by the Subadvisor, and is also responsible for monitoring and reviewing the activities of the Subadvisor and other third-party service providers. The Board also considered the significant risks assumed by the Advisor in connection with the services provided to the fund including entrepreneurial risk in sponsoring new funds and ongoing risks including investment, operational, enterprise, litigation, regulatory and compliance risks with respect to all funds.

In considering the nature, extent, and quality of the services provided by the Advisor, the Trustees also took into account their knowledge of the Advisor's management and the quality of the performance of the Advisor's duties, through Board meetings, discussions and reports during the preceding year and through each Trustee's experience as a Trustee of the Trust and of the other trusts in the John Hancock group of funds complex (the John Hancock Fund Complex).

In the course of their deliberations regarding the Advisory Agreement, the Board considered, among other things:

(a)	the skills and competency with which the Advisor has in the past managed the Trust's affairs and its subadvisory relationship, the Advisor's oversight and monitoring of the Subadvisor's investment performance and compliance programs, such as the Subadvisor's compliance with fund policies and objectives, review of brokerage matters, including with respect to trade allocation and best execution and the Advisor's timeliness in responding to performance issues;
(b)	the background, qualifications and skills of the Advisor's personnel;
(c)	the Advisor's compliance policies and procedures and its responsiveness to regulatory changes and fund industry developments;
(d)	the Advisor's administrative capabilities, including its ability to supervise the other service providers for the fund, as well as the Advisor's oversight of any securities lending activity, its monitoring of class action litigation and collection of class action settlements on behalf of the fund, and bringing loss recovery actions on behalf of the fund;
(e)	the financial condition of the Advisor and whether it has the financial wherewithal to provide a high level and quality of services to the fund;
(f)	the Advisor's initiatives intended to improve various aspects of the Trust's operations and investor experience with the fund; and
(g)	the Advisor's reputation and experience in serving as an investment advisor to the Trust and the benefit to shareholders of investing in funds that are part of a family of funds offering a variety of investments.

The Board concluded that the Advisor may reasonably be expected to continue to provide a high quality of services under the Advisory Agreement with respect to the fund.

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Investment performance. In considering the fund's performance, the Board noted that it reviews at its regularly scheduled meetings information about the fund's performance results. In connection with the consideration of the Advisory Agreement, the Board:

(a)	reviewed information prepared by management regarding the fund's performance;
(b)	considered the comparative performance of an applicable benchmark index;
(c)	considered the performance of comparable funds, if any, as included in the report prepared by an independent third-party provider of fund data; and
(d)	took into account the Advisor's analysis of the fund's performance and its plans and recommendations regarding the Trust's subadvisory arrangements generally.

The Board noted that while it found the data provided by the independent third-party generally useful it recognized its limitations, including in particular that the data may vary depending on the end date selected and the results of the performance comparisons may vary depending on the selection of the peer group. The Board noted that the fund underperformed its benchmark index and peer group average for the one- and three- year periods ended December 31, 2017. The Board took into account management's discussion of the fund's performance. The Board concluded that the fund's performance is being monitored and reasonably addressed, where appropriate.

Fees and expenses. The Board reviewed comparative information prepared by an independent third-party provider of mutual fund data, including, among other data, the fund's contractual and net management fees (and subadvisory fees, to the extent available) and total expenses as compared to similarly situated investment companies deemed to be comparable to the fund in light of the nature, extent and quality of the management and advisory and subadvisory services provided by the Advisor and the Subadvisor. The Board considered the fund's ranking within a smaller group of peer funds chosen by the independent third-party provider, as well as the fund's ranking within a broader group of funds. In comparing the fund's contractual and net management fees to those of comparable funds, the Board noted that such fees include both advisory and administrative costs. The Board noted that net management fees and total expenses were higher than the peer group median.

The Board took into account management's discussion of the fund's expenses. The Board also took into account management's discussion with respect to the overall management fee and the fees of the Subadvisor, including the amount of the advisory fee retained by the Advisor after payment of the subadvisory fee, in each case in light of the services rendered for those amounts and the risks undertaken by the Advisor. The Board also noted that the Advisor pays the subadvisory fee, and that such fees are negotiated at arm's length with respect to the Subadvisor. In addition, the Board took into account that management had agreed to implement an overall fee waiver across the complex, including the fund, which is discussed further below. The Board also noted actions taken over the past several years to reduce the fund's operating expenses. The Board also noted that, in addition, the Advisor is currently waiving fees and/or reimbursing expenses with respect to the fund and that the fund has breakpoints in its contractual management fee schedule that reduces management fees as assets increase. The Board reviewed information provided by the Advisor concerning the investment advisory fee charged by the Advisor or one of its advisory affiliates to other clients (including other funds in the John Hancock Fund Complex) having similar investment mandates, if any. The Board considered any differences between the Advisor's and Subadvisor's services to the fund and the services they provide to other comparable clients or funds. The Board concluded that the advisory fee paid with respect to the fund is reasonable in light of the nature, extent and quality of the services provided to the fund under the Advisory Agreement.

Profitability/Fall out benefits. In considering the costs of the services to be provided and the profits to be realized by the Advisor and its affiliates from the Advisor's relationship with the Trust, the Board:

(a)	reviewed financial information of the Advisor;
(b)	reviewed and considered information presented by the Advisor regarding the net profitability to the Advisor and its affiliates with respect to the fund;
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(c)	received and reviewed profitability information with respect to the John Hancock Fund Complex as a whole and with respect to the fund;
(d)	received information with respect to the Advisor's allocation methodologies used in preparing the profitability data and considered that the Advisor hired an independent third-party consultant to provide an analysis of the Advisor's allocation methodologies;
(e)	considered that the John Hancock insurance companies that are affiliates of the Advisor, as shareholders of the Trust directly or through their separate accounts, receive certain tax credits or deductions relating to foreign taxes paid and dividends received by certain funds of the Trust and noted that these tax benefits, which are not available to participants in qualified retirement plans under applicable income tax law, are reflected in the profitability information reviewed by the Board;
(f)	considered that the Advisor also provides administrative services to the fund on a cost basis pursuant to an administrative services agreement;
(g)	noted that affiliates of the Advisor provide transfer agency services and distribution services to the fund, and that the fund's distributor also receives Rule 12b-1 payments to support distribution of the fund;
(h)	noted that the Advisor also derives reputational and other indirect benefits from providing advisory services to the fund;
(i)	noted that the subadvisory fee for the fund is paid by the Advisor and is negotiated at arm's length;
(j)	considered the Advisor's ongoing costs and expenditures necessary to improve services, meet new regulatory and compliance requirements, and adapt to other challenges impacting the fund industry; and
(k)	considered that the Advisor should be entitled to earn a reasonable level of profits in exchange for the level of services it provides to the fund and the risks that it assumes as Advisor, including entrepreneurial, operational, reputational, litigation and regulatory risk.

Based upon its review, the Board concluded that the level of profitability, if any, of the Advisor and its affiliates from their relationship with the fund was reasonable and not excessive.

Economies of scale. In considering the extent to which economies of scale would be realized as the fund grows and whether fee levels reflect these economies of scale for the benefit of fund shareholders, the Board:

(a)	considered that the Advisor has contractually agreed to waive a portion of its management fee for certain funds of the John Hancock Fund Complex, including the fund (the participating portfolios) or otherwise reimburse the expenses of the participating portfolios (the reimbursement). This waiver is based upon aggregate net assets of all the participating portfolios. The amount of the reimbursement is calculated daily and allocated among all the participating portfolios in proportion to the daily net assets of each fund;
(b)	reviewed the fund's advisory fee structure and concluded that: (i) the fund's fee structure contains breakpoints at the subadvisory fee level and that such breakpoints are reflected as breakpoints in the advisory fees for the fund; and (ii) although economies of scale cannot be measured with precision, these arrangements permit shareholders of the fund to benefit from economies of scale if the fund grows. The Board also took into account management's discussion of the fund's advisory fee structure; and
(c)	the Board also considered the effect of the fund's growth in size on its performance and fees. The Board also noted that if the fund's assets increase over time, the fund may realize other economies of scale.

Approval of Subadvisory Agreement

In making its determination with respect to approval of the Subadvisory Agreement, the Board reviewed:

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(1)	information relating to the Subadvisor's business, including current subadvisory services to the Trust (and other funds in the John Hancock Fund Complex);
(2)	the historical and current performance of the fund and comparative performance information relating to an applicable benchmark index and comparable funds;
(3)	the subadvisory fee for the fund and to the extent available, comparable fee information prepared by an independent third party provider of fund data; and
(4)	information relating to the nature and scope of any material relationships and their significance to the Trust's Advisor and Subadvisor.

Nature, extent, and quality of services. With respect to the services provided by the Subadvisor, the Board received information provided to the Board by the Subadvisor, including the Subadvisor's Form ADV, as well as took into account information presented throughout the past year. The Board considered the Subadvisor's current level of staffing and its overall resources, as well as received information relating to the Subadvisor's compensation program. The Board reviewed the Subadvisor's history and investment experience, as well as information regarding the qualifications, background, and responsibilities of the Subadvisor's investment and compliance personnel who provide services to the fund. The Board also considered, among other things, the Subadvisor's compliance program and any disciplinary history. The Board also considered the Subadvisor's risk assessment and monitoring process. The Board reviewed the Subadvisor's regulatory history, including whether it was involved in any regulatory actions or investigations as well as material litigation, and any settlements and amelioratory actions undertaken, as appropriate. The Board noted that the Advisor conducts regular, periodic reviews of the Subadvisor and its operations, including regarding investment processes and organizational and staffing matters. The Board also noted that the Trust's CCO and his staff conduct regular, periodic compliance reviews with the Subadvisor and present reports to the Independent Trustees regarding the same, which includes evaluating the regulatory compliance systems of the Subadvisor and procedures reasonably designed to assure compliance with the federal securities laws. The Board also took into account the financial condition of the Subadvisor.

The Board considered the Subadvisor's investment process and philosophy. The Board took into account that the Subadvisor's responsibilities include the development and maintenance of an investment program for the fund that is consistent with the fund's investment objective, the selection of investment securities and the placement of orders for the purchase and sale of such securities, as well as the implementation of compliance controls related to performance of these services. The Board also received information with respect to the Subadvisor's brokerage policies and practices, including with respect to best execution and soft dollars.

Subadvisor compensation. In considering the cost of services to be provided by the Subadvisor and the profitability to the Subadvisor of its relationship with the fund, the Board noted that the fees under the Subadvisory Agreement are paid by the Advisor and not the fund.

The Board also relied on the ability of the Advisor to negotiate the Subadvisory Agreement with the Subadvisor, which is not affiliated with the Advisor, and the fees thereunder at arm's length. As a result, the costs of the services to be provided and the profits to be realized by the Subadvisor from its relationship with the Trust were not a material factor in the Board's consideration of the Subadvisory Agreement.

The Board also received information regarding the nature and scope (including their significance to the Advisor and its affiliates and to the Subadvisor) of any material relationships with respect to the Subadvisor, which include arrangements in which the Subadvisor or its affiliates provide advisory, distribution, or management services in connection with financial products sponsored by the Advisor or its affiliates, and may include other registered investment companies, a 529 education savings plan, managed separate accounts and exempt group annuity contracts sold to qualified plans. The Board also received information and took into account any other potential conflicts of interest the Advisor might have in connection with the Subadvisory Agreement.

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In addition, the Board considered other potential indirect benefits that the Subadvisor and its affiliates may receive from the Subadvisor's relationship with the fund, such as the opportunity to provide advisory services to additional funds in the John Hancock Fund Complex and reputational benefits.

Subadvisory fees. The Board considered that the fund pays an advisory fee to the Advisor and that, in turn, the Advisor pays a subadvisory fee to the Subadvisor. As noted above, the Board also considered the fund's subadvisory fees as compared to similarly situated investment companies deemed to be comparable to the fund as included in the report prepared by the independent third party provider of fund data, to the extent available. The Board noted that the limited size of the Lipper peer group was not sufficient for comparative purposes. The Board also took into account the subadvisory fees paid by the Advisor to the Subadvisor with respect to the fund and compared them to fees charged by the Subadvisor to manage other subadvised portfolios and portfolios not subject to regulation under the 1940 Act, as applicable.

Subadvisor performance. As noted above, the Board considered the fund's performance as compared to the fund's peer group and the benchmark index and noted that the Board reviews information about the fund's performance results at its regularly scheduled meetings. The Board noted the Advisor's expertise and resources in monitoring the performance, investment style and risk-adjusted performance of the Subadvisor. The Board was mindful of the Advisor's focus on the Subadvisor's performance. The Board also noted the Subadvisor's long-term performance record for similar accounts, as applicable.

The Board's decision to approve the Subadvisory Agreement was based on a number of determinations, including the following:

(1)	the Subadvisor has extensive experience and demonstrated skills as a manager;
(2)	the performance of the fund is being monitored and reasonably addressed, where appropriate;
(3)	the subadvisory fee is reasonable in relation to the level and quality of services being provided under the Subadvisory Agreement; and
(4)	noted that the subadvisory fees are paid by the Advisor not the fund and that the subadvisory fee breakpoints are reflected as breakpoints in the advisory fees for the fund in order to permit shareholders to benefit from economies of scale if the fund grows

* * *

Based on the Board's evaluation of all factors that the Board deemed to be material, including those factors described above, the Board, including the Independent Trustees, concluded that renewal of the Advisory Agreement and the Subadvisory Agreement would be in the best interest of the fund and its shareholders. Accordingly, the Board, and the Independent Trustees voting separately, approved the Advisory Agreement and Subadvisory Agreement for an additional one-year period.

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Trustees and Officers

This chart provides information about the Trustees and Officers who oversee your John Hancock fund. Officers elected by the Trustees manage the day-to-day operations of the fund and execute policies formulated by the Trustees.

Independent Trustees

Name, year of birth Position(s) held with Trust Principal occupation(s) and other directorships during past 5 years	Trustee of the Trust since[1]	Number of John Hancock funds overseen by Trustee
Hassell H. McClellan, Born: 1945	2005	216
Trustee and Chairperson of the Board
Director/Trustee, Virtus Funds (since 2008); Director, The Barnes Group (since 2010); Associate Professor, The Wallace E. Carroll School of Management, Boston College (retired 2013). Trustee (since 2014) and Chairperson of the Board (since 2017), John Hancock Collateral Trust; Trustee (since 2015) and Chairperson of the Board (since 2017), John Hancock Exchange-Traded Fund Trust; Trustee (since 2012) and Chairperson of the Board (since 2017), John Hancock retail funds[3]; Trustee (2005-2006 and since 2012) and Chairperson of the Board (since 2017), John Hancock Funds III; Trustee (since 2005) and Chairperson of the Board (since 2017), John Hancock Variable Insurance Trust and John Hancock Funds II.

Charles L. Bardelis,[2] Born: 1941	2005	216
Trustee
Director, Island Commuter Corp. (marine transport). Trustee, John Hancock Collateral Trust (since 2014), Trustee, John Hancock Exchange-Traded Fund Trust (since 2015); Trustee, John Hancock retail funds[3] (since 2012); Trustee, John Hancock Funds III (2005-2006 and since 2012); Trustee, John Hancock Variable Insurance Trust (since 1988); Trustee, John Hancock Funds II (since 2005).

James R. Boyle, Born: 1959	2015	216
Trustee
Chief Executive Officer, Foresters Financial (since 2018); Chairman and Chief Executive Officer, Zillion Group, Inc. (formerly HealthFleet, Inc.) (healthcare) (2014-2018); Executive Vice President and Chief Executive Officer, U.S. Life Insurance Division of Genworth Financial, Inc. (insurance) (January 2014-July 2014); Senior Executive Vice President, Manulife Financial Corporation, President and Chief Executive Officer, John Hancock (1999-2012); Chairman and Director, John Hancock Advisers, LLC, John Hancock Funds, LLC, and John Hancock Investment Management Services, LLC (2005-2010). Trustee, John Hancock Collateral Trust and John Hancock Exchange-Traded Fund Trust (since 2015); Trustee, John Hancock retail funds[3] (2005-2010; 2012-2014 and since 2015); Trustee, John Hancock Variable Insurance Trust and John Hancock Funds II (2005-2014 and since 2015).

Peter S. Burgess,[2] Born: 1942	2005	216
Trustee
Consultant (financial, accounting, and auditing matters) (since 1999); Certified Public Accountant; Partner, Arthur Andersen (independent public accounting firm) (prior to 1999); Director, Lincoln Educational Services Corporation (since 2004); Director, Symetra Financial Corporation (2010-2016); Director, PMA Capital Corporation (2004-2010). Trustee, John Hancock Collateral Trust (since 2014); Trustee, John Hancock Exchange-Traded Fund Trust (since 2015); Trustee, John Hancock retail funds[3] (since 2012); Trustee, John Hancock Funds III (2005-2006 and since 2012); Trustee, John Hancock Variable Insurance Trust and John Hancock Funds II (since 2005).

William H. Cunningham, Born: 1944	2012	216
Trustee
Professor, University of Texas, Austin, Texas (since 1971); former Chancellor, University of Texas System and former President of the University of Texas, Austin, Texas; Chairman (since 2009) and Director (since 2006), Lincoln National Corporation (insurance); Director, Southwest Airlines (since 2000); former Director, LIN Television (2009-2014). Trustee, John Hancock retail funds[3] (since 1986); Trustee, John Hancock Variable Insurance Trust (since 2012); Trustee, John Hancock Funds II (2005-2006 and since 2012); Trustee, John Hancock Collateral Trust (since 2014); Trustee, John Hancock Exchange-Traded Fund Trust (since 2015).

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Independent Trustees (continued)

Name, year of birth Position(s) held with Trust Principal occupation(s) and other directorships during past 5 years	Trustee of the Trust since[1]	Number of John Hancock funds overseen by Trustee
Grace K. Fey, Born: 1946	2008	216
Trustee
Chief Executive Officer, Grace Fey Advisors (since 2007); Director and Executive Vice President, Frontier Capital Management Company (1988-2007); Director, Fiduciary Trust (since 2009). Trustee, John Hancock Collateral Trust (since 2014); Trustee, John Hancock Exchange-Traded Fund Trust (since 2015); Trustee, John Hancock retail funds[3] (since 2012); Trustee, John Hancock Variable Insurance Trust and John Hancock Funds II (since 2008).

Theron S. Hoffman,[2] Born: 1947	2008	216
Trustee
Chief Executive Officer, T. Hoffman Associates, LLC (consulting firm) (since 2003); Director, The Todd Organization (consulting firm) (2003-2010); President, Westport Resources Management (investment management consulting firm) (2006-2008); Board Member, Senior Managing Director, Partner, and Operating Head, Putnam Investments (2000-2003); Executive Vice President, The Thomson Corp. (financial and legal information publishing) (1997-2000). Trustee, John Hancock Collateral Trust (since 2014); Trustee, John Hancock Exchange-Traded Fund Trust (since 2015); Trustee, John Hancock retail funds[3] (since 2012); Trustee, John Hancock Variable Insurance Trust and John Hancock Funds II (since 2008).

Deborah C. Jackson, Born: 1952	2012	216
Trustee
President, Cambridge College, Cambridge, Massachusetts (since 2011); Board of Directors, National Association of Corporate Directors/New England (since 2015); Board of Directors, Association of Independent Colleges and Universities of Massachusetts (since 2014); Chief Executive Officer, American Red Cross of Massachusetts Bay (2002-2011); Board of Directors of Eastern Bank Corporation (since 2001); Board of Directors of Eastern Bank Charitable Foundation (since 2001); Board of Directors of American Student Assistance Corporation (1996-2009); Board of Directors of Boston Stock Exchange (2002-2008); Board of Directors of Harvard Pilgrim Healthcare (health benefits company) (2007-2011). Trustee, John Hancock retail funds[3] (since 2008); Trustee, John Hancock Variable Insurance Trust and John Hancock Funds II (since 2012); Trustee, John Hancock Collateral Trust (since 2014); and Trustee, John Hancock Exchange-Traded Fund Trust (since 2015).

James M. Oates, Born: 1946	2005	216

Trustee
Managing Director, Wydown Group (financial consulting firm) (since 1994); Chairman and Director, Emerson Investment Management, Inc. (2000-2015); Independent Chairman, Hudson Castle Group, Inc. (formerly IBEX Capital Markets, Inc.) (financial services company) (1997-2011); Director, Stifel Financial (since 1996); Director, Investor Financial Services Corporation (1995-2007); Director, Connecticut River Bancorp (1998-2014); Director/Trustee, Virtus Funds (since 1988). Trustee (since 2014) and Chairperson of the Board (2014-2016), John Hancock Collateral Trust; Trustee (since 2015) and Chairperson of the Board (2015-2016), John Hancock Exchange-Traded Fund Trust; Trustee (since 2012) and Chairperson of the Board (2012-2016), John Hancock retail funds[3]; Trustee (2005-2006 and since 2012) and Chairperson of the Board (2012-2016), John Hancock Funds III; Trustee (since 2004) and Chairperson of the Board (2005-2016), John Hancock Variable Insurance Trust; Trustee (since 2005) and Chairperson of the Board, John Hancock Funds II (2005-2016).

Steven R. Pruchansky, Born: 1944	2012	216
Trustee and Vice Chairperson of the Board
Managing Director, Pru Realty (since 2017); Chairman and Chief Executive Officer, Greenscapes of Southwest Florida, Inc. (since 2000); Director and President, Greenscapes of Southwest Florida, Inc. (until 2000); Member, Board of Advisors, First American Bank (until 2010); Managing Director, Jon James, LLC (real estate) (since 2000); Partner, Right Funding, LLC (2014-2017); Director, First Signature Bank & Trust Company (until 1991); Director, Mast Realty Trust (until 1994); President, Maxwell Building Corp. (until 1991). Trustee (since 1992) and Chairperson of the Board (2011-2012), John Hancock retail funds[3]; Trustee and Vice Chairperson of the Board, John Hancock retail funds[3] John Hancock Variable Insurance Trust, and John Hancock Funds II (since 2012); Trustee and Vice Chairperson of the Board, John Hancock Collateral Trust (since 2014); Trustee and Vice Chairperson of the Board, John Hancock Exchange-Traded Fund Trust (since 2015).

ANNUAL REPORT   |   JOHN HANCOCK SMALL CAP VALUE FUND       41

Independent Trustees (continued)

Name, year of birth Position(s) held with Trust Principal occupation(s) and other directorships during past 5 years	Trustee of the Trust since[1]	Number of John Hancock funds overseen by Trustee
Gregory A. Russo, Born: 1949	2012	216
Trustee
Director and Audit Committee Chairman (since 2012), and Member, Audit Committee and Finance Committee (since 2011), NCH Healthcare System, Inc. (holding company for multi-entity healthcare system); Director and Member (since 2012) and Finance Committee Chairman (since 2014), The Moorings, Inc. (nonprofit continuing care community); Vice Chairman, Risk & Regulatory Matters, KPMG LLP (KPMG) (2002-2006); Vice Chairman, Industrial Markets, KPMG (1998-2002); Chairman and Treasurer, Westchester County, New York, Chamber of Commerce (1986-1992); Director, Treasurer, and Chairman of Audit and Finance Committees, Putnam Hospital Center (1989-1995); Director and Chairman of Fundraising Campaign, United Way of Westchester and Putnam Counties, New York (1990-1995). Trustee, John Hancock retail funds[3] (since 2008); Trustee, John Hancock Variable Insurance Trust and John Hancock Funds II (since 2012); Trustee, John Hancock Collateral Trust (since 2014); Trustee, John Hancock Exchange-Traded Fund Trust (since 2015).

Non-Independent Trustees4

Name, year of birth Position(s) held with Trust Principal occupation(s) and other directorships during past 5 years	Trustee of the Trust since[1]	Number of John Hancock funds overseen by Trustee
Andrew G. Arnott, Born: 1971	2017	216
President and Non-Independent Trustee
Executive Vice President, John Hancock Financial Services (since 2009, including prior positions); Director and Executive Vice President, John Hancock Advisers, LLC (since 2005, including prior positions); Director and Executive Vice President, John Hancock Investment Management Services, LLC (since 2006, including prior positions); President, John Hancock Funds, LLC (since 2004, including prior positions); President, John Hancock retail funds,[3] John Hancock Variable Insurance Trust, and John Hancock Funds II (since 2007, including prior positions); President, John Hancock Collateral Trust and John Hancock Exchange-Traded Fund Trust (since 2014). Trustee, John Hancock Collateral Trust, John Hancock Exchange-Traded Fund Trust, John Hancock retail funds,[3] John Hancock Variable Insurance Trust, and John Hancock Funds II (since 2017).

Marianne Harrison, Born: 1963	2018	216
Non-Independent Trustee
President and CEO, John Hancock (since 2017); President and CEO, Manulife Canadian Division (2013-2017); Member, Board of Directors, American Council of Life Insurers (ACLI) (since 2018); Member, Board of Directors, Communitech, an industry-led innovation center that fosters technology companies in Canada (since 2017); Member, Board of Directors, Manulife Assurance Canada (since 2015); Board Member, St. Mary's General Hospital Foundation (since 2014); Member, Board of Directors, Manulife Bank of Canada (since 2013); Member, Standing Committee of the Canadian Life & Health Assurance Association (since 2013); Member, Board of Directors, John Hancock USA, John Hancock Life & Health, John Hancock New York (2012-2013). Trustee, John Hancock Collateral Trust, John Hancock Exchange-Traded Fund Trust, John Hancock retail funds[3], John Hancock Variable Insurance Trust, and John Hancock Funds II (since 2018).

Warren A. Thomson, Born: 1955	2012	216
Non-Independent Trustee
Senior Executive Vice President and Chief Investment Officer, Manulife Financial Corporation and The Manufacturers Life Insurance Company (since 2009); Chairman, Manulife Asset Management (since 2001, including prior positions); Director and Chairman, Manulife Asset Management Limited (since 2006); Director and Chairman, Hancock Natural Resources Group, Inc. (since 2013). Trustee, John Hancock retail funds,[3] John Hancock Variable Insurance Trust, and John Hancock Funds II (since 2012); Trustee, John Hancock Collateral Trust (since 2014); Trustee, John Hancock Exchange-Traded Fund Trust (since 2015).

ANNUAL REPORT   |   JOHN HANCOCK SMALL CAP VALUE FUND       42

Principal officers who are not Trustees

Name, year of birth Position(s) held with Trust Principal occupation(s) during past 5 years	Officer of the Trust since
John J. Danello, Born: 1955	2014
Senior Vice President, Secretary, and Chief Legal Officer
Vice President and Chief Counsel, John Hancock Wealth Management (since 2005); Senior Vice President (since 2007) and Chief Legal Counsel (2007-2010), John Hancock Funds, LLC and The Berkeley Financial Group, LLC; Senior Vice President (since 2006, including prior positions) and Chief Legal Officer and Secretary (since 2014), John Hancock retail funds,[3] John Hancock Funds II and John Hancock Variable Insurance Trust; Senior Vice President, Secretary and Chief Legal Officer, John Hancock Collateral Trust and John Hancock Exchange-Traded Fund Trust (since 2014); Vice President, John Hancock Life & Health Insurance Company (since 2009); Vice President, John Hancock Life Insurance Company (USA) and John Hancock Life Insurance Company of New York (since 2010); and Senior Vice President, Secretary and Chief Legal Counsel (2007-2014, including prior positions) of John Hancock Advisers, LLC and John Hancock Investment Management Services, LLC.

Francis V. Knox, Jr., Born: 1947	2005
Chief Compliance Officer
Vice President, John Hancock Financial Services (since 2005); Chief Compliance Officer, John Hancock retail funds,[3] John Hancock Variable Insurance Trust, John Hancock Funds II, John Hancock Advisers, LLC, and John Hancock Investment Management Services, LLC (since 2005); Chief Compliance Officer, John Hancock Collateral Trust and John Hancock Exchange-Traded Fund Trust (since 2014).

Charles A. Rizzo, Born: 1957	2007
Chief Financial Officer
Vice President, John Hancock Financial Services (since 2008); Senior Vice President, John Hancock Advisers, LLC and John Hancock Investment Management Services, LLC (since 2008); Chief Financial Officer, John Hancock retail funds,[3] John Hancock Variable Insurance Trust and John Hancock Funds II (since 2007); Chief Financial Officer, John Hancock Collateral Trust and John Hancock Exchange-Traded Fund Trust (since 2014).

Salvatore Schiavone, Born: 1965	2009
Treasurer
Assistant Vice President, John Hancock Financial Services (since 2007); Vice President, John Hancock Advisers, LLC and John Hancock Investment Management Services, LLC (since 2007); Treasurer, John Hancock retail funds[3] (since 2007, including prior positions); Treasurer, John Hancock Variable Insurance Trust and John Hancock Funds II (2007-2009 and since 2010, including prior positions); Treasurer, John Hancock Collateral Trust and John Hancock Exchange-Traded Fund Trust (since 2014).

The business address for all Trustees and Officers is 601 Congress Street, Boston, Massachusetts 02210-2805.

The Statement of Additional Information of the fund includes additional information about members of the Board of Trustees of the Trust and is available without charge, upon request, by calling 800-225-5291.

1	Each Trustee holds office until his or her successor is elected and qualified, or until the Trustee's death, retirement, resignation, or removal. Mr. Boyle has served as Trustee at various times prior to the date listed in the table.
2	Member of the Audit Committee.
3	"John Hancock retail funds" comprises John Hancock Funds III and 40 other John Hancock funds consisting of 30 series of other John Hancock trusts and 10 closed-end funds.
4	The Trustee is a Non-Independent Trustee due to current or former positions with the Advisor and certain affiliates.
ANNUAL REPORT   |   JOHN HANCOCK SMALL CAP VALUE FUND       43

More information

Trustees

Hassell H. McClellan, Chairperson
Steven R. Pruchansky, Vice Chairperson
Andrew G. Arnott†
Charles L. Bardelis*
James R. Boyle
Peter S. Burgess*
William H. Cunningham
Grace K. Fey
Marianne Harrison†#
Theron S. Hoffman*
Deborah C. Jackson
James M. Oates
Gregory A. Russo
Warren A. Thomson†

Officers

Andrew G. Arnott
President

John J. Danello
Senior Vice President, Secretary,
and Chief Legal Officer

Francis V. Knox, Jr.
Chief Compliance Officer

Charles A. Rizzo
Chief Financial Officer

Salvatore Schiavone
Treasurer

Investment advisor

John Hancock Advisers, LLC

Subadvisor

Wellington Management Company LLP

Principal distributor

John Hancock Funds, LLC

Custodian

State Street Bank and Trust Company

Transfer agent

John Hancock Signature Services, Inc.

Legal counsel

K&L Gates LLP

Independent registered public accounting firm

PricewaterhouseCoopers LLP

*Member of the Audit Committee
†Non-Independent Trustee
#Effective 6-19-18

The fund's proxy voting policies and procedures, as well as the fund proxy voting record for the most recent twelve-month period ended June 30, are available free of charge on the Securities and Exchange Commission (SEC) website at sec.gov or on our website.

The fund's complete list of portfolio holdings, for the first and third fiscal quarters, is filed with the SEC on Form N-Q. The fund's Form N-Q is available on our website and the SEC's website, sec.gov, and can be reviewed and copied (for a fee) at the SEC's Public Reference Room in Washington, DC. Call 800-SEC-0330 to receive information on the operation of the SEC's Public Reference Room.

We make this information on your fund, as well as monthly portfolio holdings, and other fund details available on our website at jhinvestments.com or by calling 800-225-5291.

You can also contact us:
800-225-5291 jhinvestments.com	Regular mail: John Hancock Signature Services, Inc. P.O. Box 55913 Boston, MA 02205-5913	Express mail: John Hancock Signature Services, Inc. Suite 55913 30 Dan Road Canton, MA 02021

ANNUAL REPORT   |   JOHN HANCOCK SMALL CAP VALUE FUND       44

John Hancock family of funds

DOMESTIC EQUITY FUNDS

Blue Chip Growth

Classic Value

Disciplined Value

Disciplined Value Mid Cap

Equity Income

Financial Industries

Fundamental All Cap Core

Fundamental Large Cap Core

Fundamental Large Cap Value

Natural Resources

New Opportunities

Regional Bank

Small Cap Core

Small Cap Growth

Small Cap Value

Strategic Growth

U.S. Global Leaders Growth

U.S. Growth

Value Equity

GLOBAL AND INTERNATIONAL EQUITY FUNDS

Disciplined Value International

Emerging Markets

Emerging Markets Equity

Fundamental Global Franchise

Global Equity

Global Shareholder Yield

Greater China Opportunities

International Growth

International Small Company

International Value Equity

INCOME FUNDS

Bond

California Tax-Free Income

Emerging Markets Debt

Floating Rate Income

Government Income

High Yield

High Yield Municipal Bond

Income

Investment Grade Bond

Money Market

Short Duration Credit Opportunities

Spectrum Income

Strategic Income Opportunities

Tax-Free Bond

ALTERNATIVE AND SPECIALTY FUNDS

Absolute Return Currency

Alternative Asset Allocation

Enduring Assets

Global Absolute Return Strategies

Global Conservative Absolute Return

Global Focused Strategies

Redwood

Seaport Long/Short

Technical Opportunities

A fund's investment objectives, risks, charges, and expenses should be considered carefully before investing. The prospectus contains this and other important information about the fund. To obtain a prospectus, contact your financial professional, call John Hancock Investments at 800-225-5291, or visit our website at jhinvestments.com. Please read the prospectus carefully before investing or sending money.

ASSET ALLOCATION

Balanced

Income Allocation

Multi-Index Lifetime Portfolios

Multi-Index Preservation Portfolios

Multimanager Lifestyle Portfolios

Multimanager Lifetime Portfolios

Retirement Income 2040

EXCHANGE-TRADED FUNDS

John Hancock Multifactor Consumer Discretionary ETF

John Hancock Multifactor Consumer Staples ETF

John Hancock Multifactor Developed International ETF

John Hancock Multifactor Energy ETF

John Hancock Multifactor Financials ETF

John Hancock Multifactor Healthcare ETF

John Hancock Multifactor Industrials ETF

John Hancock Multifactor Large Cap ETF

John Hancock Multifactor Materials ETF

John Hancock Multifactor Mid Cap ETF

John Hancock Multifactor Small Cap ETF

John Hancock Multifactor Technology ETF

John Hancock Multifactor Utilities ETF

ENVIRONMENTAL, SOCIAL, AND GOVERNANCE FUNDS

ESG All Cap Core

ESG Core Bond

ESG International Equity

ESG Large Cap Core

CLOSED-END FUNDS

Financial Opportunities

Hedged Equity & Income

Income Securities Trust

Investors Trust

Preferred Income

Preferred Income II

Preferred Income III

Premium Dividend

Tax-Advantaged Dividend Income

Tax-Advantaged Global Shareholder Yield

John Hancock Multifactor ETF shares are bought and sold at market price (not NAV), and are not individually redeemed from the fund. Brokerage commissions will reduce returns.

John Hancock ETFs are distributed by Foreside Fund Services, LLC, and are subadvised by Dimensional Fund Advisors LP.
Foreside is not affiliated with John Hancock Funds, LLC or Dimensional Fund Advisors LP.

Dimensional Fund Advisors LP receives compensation from John Hancock in connection with licensing rights to the
John Hancock Dimensional indexes. Dimensional Fund Advisors LP does not sponsor, endorse, or sell, and makes no representation as to the advisability of investing in, John Hancock Multifactor ETFs.

John Hancock Investments

A trusted brand

John Hancock Investments is a premier asset manager representing one of
America's most trusted brands, with a heritage of financial stewardship dating back to 1862. Helping our shareholders pursue their financial goals is at the core of everything we do. It's why we support the role of professional financial advice and operate with the highest standards of conduct and integrity.

A better way to invest

We serve investors globally through a unique multimanager approach:
We search the world to find proven portfolio teams with specialized expertise for every strategy we offer, then we apply robust investment oversight to ensure they continue to meet our uncompromising standards and serve the best interests of our shareholders.

Results for investors

Our unique approach to asset management enables us to provide a diverse set of investments backed by some of the world's best managers, along with strong risk-adjusted returns across asset classes.

John Hancock Funds, LLC ■ Member FINRA, SIPC 601 Congress Street ■ Boston, MA 02210-2805 800-225-5291 ■ jhinvestments.com
This report is for the information of the shareholders of John Hancock Small Cap Value Fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by a prospectus.
MF601583	439A 8/18 10/18

John Hancock

Spectrum Income Fund

Annual report 8/31/18

A message to shareholders

Dear shareholder,

It has been a challenging year for fixed-income investors, as both short- and long-term yields rose steadily higher. Inflation fears sparked a sell-off in credit segments of the markets in early 2018, while a strong economy led the U.S. Federal Reserve (Fed) to continue normalizing monetary policy. Meanwhile, foreign bonds, especially emerging-market debt, suffered declines as the U.S. dollar strengthened against a range of major currencies. Recent questions about the solvency of some of the European Union's more heavily indebted nations also raised concerns.

Diversification in a fixed-income portfolio remains a time-tested strategy, but periods such as the first half of this year—when a number of typically uncorrelated markets moved in the same direction—do sometimes occur. They also tend to be relatively short-lived, and eventually fundamentals—including credit risk, the direction of interest rates, and foreign exchange rates—reassert themselves to drive performance.

Your best resource in unpredictable and volatile markets is your financial advisor, who can help position your portfolio so that it's sufficiently diversified to meet your long-term objectives and to withstand the inevitable turbulence along the way.

On behalf of everyone at John Hancock Investments, I'd like to take this opportunity to welcome new shareholders and to thank existing shareholders for the continued trust you've placed in us.

Sincerely,

Andrew G. Arnott
President and CEO,
John Hancock Investments
Head of Wealth and Asset Management,
United States and Europe

This commentary reflects the CEO's views, which are subject to change at any time. Investing involves risks, including the potential loss of principal. Diversification does not guarantee investment returns and does not eliminate risk of loss. For more up-to-date information, please visit our website at jhinvestments.com.

John Hancock
Spectrum Income Fund

2	Your fund at a glance
4	Discussion of fund performance
8	A look at performance
10	Your expenses
12	Fund's investments
32	Financial statements
36	Financial highlights
39	Notes to financial statements
53	Report of independent registered public accounting firm
54	Tax information
55	Continuation of investment advisory and subadvisory agreements
61	Trustees and Officers
65	More information

ANNUAL REPORT   |   JOHN HANCOCK SPECTRUM INCOME FUND       1

Your fund at a glance

INVESTMENT OBJECTIVE

The fund seeks a high level of current income with moderate share price fluctuation.

AVERAGE ANNUAL TOTAL RETURNS AS OF 8/31/18 (%)

Class A shares (without sales charge)[1]
Bloomberg Barclays U.S. Aggregate Bond Index
Morningstar U.S. multisector bond fund category average
−0.27
−1.05
0.64
4.03
1.76
3.71
3.54
2.49
3.40
5.12
3.70
5.28
1 year
3 year
5 year
10 year

The Bloomberg Barclays U.S. Aggregate Bond Index is an unmanaged index that includes dollar-denominated, nonconvertible investment-grade issues.

It is not possible to invest directly in an index. Index figures do not reflect expenses or sales charges, which would result in lower returns.

Figures from Morningstar, Inc. include reinvested distributions and do not take into account sales charges. Actual load-adjusted performance is lower.

1 Class A shares were first offered on 3-27-15. Returns prior to this date are those of Class NAV shares that have not been adjusted for class-specific expenses; otherwise, returns would vary.

The past performance shown here reflects reinvested distributions and the beneficial effect of any expense reductions, and does not guarantee future results. Performance of the other share classes will vary based on the difference in the fees and expenses of those classes. Shares will fluctuate in value and, when redeemed, may be worth more or less than their original cost. Current month-end performance may be lower or higher than the performance cited, and can be found at jhinvestments.com or by calling 800-225-5291. For further information on the fund's objectives, risks, and strategy, see the fund's prospectus.

ANNUAL REPORT   |   JOHN HANCOCK SPECTRUM INCOME FUND       2

PERFORMANCE HIGHLIGHTS OVER THE LAST TWELVE MONTHS

Investment-grade bonds experienced a narrow loss

The Bloomberg Barclays U.S. Aggregate Bond Index—the fund's benchmark—declined 1.05% amid tighter monetary policy by the U.S. Federal Reserve.

Equities and domestic credit-sensitive investments outperformed

A backdrop of improving economic growth, rising corporate earnings, and upbeat investor sentiment boosted the returns of stocks, high-yield bonds, and bank loans.

The fund posted a negative return

The fund's Class A shares lost 0.27% (excluding sales charges) but outpaced its benchmark.

PORTFOLIO COMPOSITION AS OF 8/31/18 (%)

A note about risks

Fixed-income investments are subject to interest-rate and credit-rate risk; their value will normally decline as interest rates rise or if a creditor, grantor, or counterparty is unable or unwilling to make principal, interest, or settlement payments. The value of a company's equity securities is subject to changes in the company's financial condition and overall market and economic conditions. Foreign investing, especially in emerging markets, has additional risks, such as currency and market volatility and political and social instability. Mortgage- and asset-backed securities may be sensitive to changes in interest rates and may be subject to early repayment and the market's perception of issuer creditworthiness. Loan participations and assignments involve special types of risks, including credit risk, interest-rate risk, counterparty risk, liquidity risk, and extended settlement risk. Investments in higher-yielding, lower-rated securities include a higher risk of default. Liquidity—the extent to which a security may be sold or a derivative position closed without negatively affecting its market value—may be impaired by reduced trading volume, heightened volatility, rising interest rates, and other market conditions. Derivatives transactions, including hedging and other strategic transactions, may increase a fund's volatility and could produce disproportionate losses, potentially more than the fund's principal investment. Please see the fund's prospectus for additional risks.

ANNUAL REPORT   |   JOHN HANCOCK SPECTRUM INCOME FUND       3

Discussion of fund performance

An interview with Portfolio Manager Charles M. Shriver, CFA,
T. Rowe Price Associates, Inc.

Charles M. Shriver, CFA
Portfolio Manager
T. Rowe Price

How did the financial markets perform during the 12 months ended August 31, 2018?

Income-oriented investments produced a wide range of results, reflecting the divergences in economic trends and central bank policies across regions. In the United States, asset class returns largely reflected an environment of improving economic growth, rising corporate earnings, and robust investor sentiment. These conditions proved highly supportive for stocks, propelling the S&P 500 Index to a new all-time high in late August. Dividend stocks, while producing strong absolute returns, lagged the broader market due to investors' preference for faster-growing companies.

The credit-sensitive sectors of the U.S. bond market also benefited from the favorable investment backdrop. High-yield bonds posted a modest advance, thanks to investors' continued demand for yield and the positive impact that stronger growth has on lower-rated companies. Bank loans delivered a healthy gain, as well. In addition to benefiting from the improvement in growth, loans experienced high demand since their floating-rate feature allows their yields to ratchet higher in conjunction with increasing short-term interest rates.

On the other end of the spectrum, domestic investment-grade bonds produced mildly negative returns. The U.S. Federal Reserve (Fed) raised interest rates by a quarter point on three occasions during the course of the period, and investors were anticipating additional increases as part of the current tightening cycle. U.S. Treasury yields rose as a result, with the two-year note moving from 1.33% to 2.62% and the ten-year note climbing from 2.12% to 2.86%. (Prices and yields move in opposite directions.) The weakness in Treasuries weighed on returns across the investment-grade market, leading to underperformance for mortgage-backed securities and higher-quality corporate debt.

Developed-market international bonds, which were pressured by concerns over increased trade tensions, unfavorable political developments in Europe, and less accommodative global monetary policy, also produced lackluster returns. Weakness in most major currencies versus the U.S. dollar was an additional impediment to performance.

The emerging markets experienced significant headwinds and finished well behind the fund's investment-grade benchmark. The asset class came under pressure from concerns about trade policy and rising U.S. interest rates, as well as from headlines specific to the emerging world. These developments, in addition to hurting broader bond market performance, led to particularly weak returns for bonds denominated in local currencies.

ANNUAL REPORT   |   JOHN HANCOCK SPECTRUM INCOME FUND       4

What factors helped and hurt fund performance?

The fund's Class A shares declined 0.27% (excluding sales charges) but outpaced the 1.05% loss of its benchmark, the Bloomberg Barclays U.S. Aggregate Bond Index. The fund's out-of-benchmark position in dividend-paying stocks, together with strong security selection in this area, was the key factor in its outperformance. Although the fund closed the period with a modest weighting of 10.20% in equities, the position had a meaningful effect on relative performance, given stocks' wide return advantage over bonds.

Allocations to high-yield bonds and bank loans, which aren't represented in the benchmark, also aided relative performance. Security selection in the underlying fixed-income portfolios, most notably in the investment-grade and short-term bond categories, contributed as well. However, selection in high yield detracted.

The fund's position in the developed overseas markets was an additional detractor. Allocations to emerging-market bonds—both U.S. dollar-denominated and local currency—further weighed on relative performance due to the negative returns in these areas. Unfavorable security selection in the underlying portfolios also had an adverse impact on results.

QUALITY COMPOSITION AS OF 8/31/18 (%)

ANNUAL REPORT   |   JOHN HANCOCK SPECTRUM INCOME FUND       5

How would you characterize global economic and credit conditions, and how did these factors affect the fund's positioning?

Economic fundamentals have been broadly supportive, but there are a number of potential risks that have affected our thinking. Global central banks have begun to wind down their ultra-accommodative policies, which has reduced liquidity and could put upward pressure on yields. In addition, several emerging-market economies have faced the headwinds of U.S. dollar strength and rising interest rates in the developed markets. Looking ahead, other potential obstacles may include increasing inflation, protectionist trade policies, and the possibility of monetary policy missteps. Despite these various risks, global bond yields have remained stubbornly low and equity valuations have continued to increase. Taken together, these cross-cutting trends have prompted us to maintain a cautious view on risk.

Our guarded outlook led us to decrease the fund's weighting in equities and rotate the proceeds into fixed income. Equity valuations remained elevated against a backdrop of receding global liquidity, tightening financial conditions, an aging U.S. economic cycle, and escalating trade tensions. Further, we believe the key trends that have supported corporate earnings—including tax reform, a weaker U.S. dollar, and higher energy prices—could begin to have less of an impact.

The fund remained underweight in U.S. investment-grade bonds versus the benchmark, which is invested entirely in this market segment; however, we increased the fund's weighting in the investment-grade space. Not only have yields become more attractive in the past year, but we also think the risk of yields rising further has moderated due to the low probability that growth will continue to accelerate from its current level.

We decreased the fund's allocation to investment-grade bonds in the developed international markets. While yields in Europe and Japan have become more competitive for U.S. dollar-based investors, we think interest-rate risk remains high. We believe less accommodative policy by the European Central Bank, together with evidence of higher inflation, could put upward pressure on European yields despite slowing growth in the region.

We also reduced the fund's weighting in high yield. The asset class continues to have a yield advantage over investment-grade bonds, but we believe valuations are elevated given the length of the current

TOP 10 ISSUERS AS OF 8/31/18 (%)

U.S. Treasury	11.2
Government National Mortgage Association	10.1
Federal National Mortgage Association	5.0
Government of Japan	1.1
Federal Home Loan Mortgage Corp.	0.9
Petroleos Mexicanos	0.9
Morgan Stanley	0.8
JPMorgan Chase & Co.	0.8
Government of Mexico	0.7
Republic of South Africa	0.7
TOTAL	32.2
As a percentage of net assets.
Cash and cash equivalents are not included.

ANNUAL REPORT   |   JOHN HANCOCK SPECTRUM INCOME FUND       6

economic expansion, increasing corporate debt levels, and the possibility of slower earnings growth. We still favor floating-rate bank loans on the belief that the category can benefit from supportive fundamentals and its ability to offset the effects of rising interest rates.

We retained an overweight in emerging-market debt, with a preference for bonds denominated in local currencies. We hold a less favorable view on U.S. dollar-denominated emerging-market bonds due to escalating trade tensions and the risk of rising interest rates in the developed world. While recent U.S. dollar strength and trade risks have exacerbated the downturn in certain emerging markets, most countries are far less reliant on U.S. dollar funding than they were in the past. In our view, this change helps reduce the odds of major systemic risk. What's more, financial market weakness has primarily been focused on the most vulnerable countries in the asset class. We also believe local currency debt offers more attractive yields and better upside potential following the category's meaningful underperformance in 2018. Many emerging-market currencies have been unduly punished so far this year, creating compelling opportunities in this area.

MANAGED BY

Charles M. Shriver, CFA On the fund since 2011 Investing since 1991

COUNTRY COMPOSITION AS OF 8/31/18 (%)

United States	69.5
Mexico	2.2
United Kingdom	1.9
Netherlands	1.5
Luxembourg	1.5
Cayman Islands	1.5
Japan	1.2
Indonesia	1.2
Canada	1.2
South Africa	1.1
Other countries	17.2
TOTAL	100.0
As a percentage of net assets.

The views expressed in this report are exclusively those of Charles M. Shriver, CFA, T. Rowe Price, and are subject to change. They are not meant as investment advice. Please note that the holdings discussed in this report may not have been held by the fund for the entire period. Portfolio composition is subject to review in accordance with the fund's investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk.
ANNUAL REPORT   |   JOHN HANCOCK SPECTRUM INCOME FUND       7

A look at performance

TOTAL RETURNS FOR THE PERIOD ENDED  AUGUST 31, 2018

Average annual total returns (%) with maximum sales charge				Cumulative total returns (%) with maximum sales charge		SEC 30-day yield (%) subsidized	SEC 30-day yield (%) unsubsidized[1]
	1-year	5-year	10-year	5-year	10-year	as of 8-31-18	as of 8-31-18
Class A2	-4.24	2.70	4.70	14.26	58.24	2.95	2.85
Class C2	-1.98	3.01	4.86	15.99	60.69	2.31	2.27
Class NAV[3]	-0.01	3.80	5.26	20.51	66.95	3.42	3.38
Index†	-1.05	2.49	3.70	13.06	43.80	—	—

Performance figures assume all distributions have been reinvested. Figures reflect maximum sales charges on Class A shares of 4.00% and the applicable contingent deferred sales charge (CDSC) on Class C shares. Class C shares sold within one year of purchase are subject to a 1% CDSC. Sales charges are not applicable to Class NAV shares.

The expense ratios of the fund, both net (including any fee waivers and/or expense limitations) and gross (excluding any fee waivers and/or expense limitations), are set forth according to the most recent publicly available prospectuses for the fund and may differ from those disclosed in the Financial highlights tables in this report. Net expenses reflect contractual expense limitations in effect until December 31, 2018 and are subject to change. Had the contractual fee waivers and expense limitations not been in place, gross expenses would apply. The expense ratios are as follows:

	Class A	Class C	Class NAV
Gross (%)	1.22	1.92	0.80
Net (%)	1.12	1.87	0.80

Please refer to the most recent prospectus and annual or semiannual report for more information on expenses and any expense limitation arrangements for each class.

The returns reflect past results and should not be considered indicative of future performance. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility and other factors, the fund's current performance may be higher or lower than the performance shown. For current to the most recent month-end performance data, please call 800-225-5291 or visit the fund's website at jhinvestments.com.

The performance table above and the chart on the next page do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The fund's performance results reflect any applicable fee waivers or expense reductions, without which the expenses would increase and results would have been less favorable.

†	Index is the Bloomberg Barclays U.S. Aggregate Bond Index.

See the following page for footnotes.

ANNUAL REPORT   |   JOHN HANCOCK SPECTRUM INCOME FUND       8

This chart and table show what happened to a hypothetical $10,000 investment in John Hancock Spectrum Income Fund for the share classes and periods indicated, assuming all distributions were reinvested. For comparison, we've shown the same investment in the Bloomberg Barclays U.S. Aggregate Bond Index.

	Start date	With maximum sales charge ($)	Without sales charge ($)	Index ($)
Class C2,4	8-31-08	16,069	16,069	14,380
Class NAV[3]	8-31-08	16,695	16,695	14,380

The Bloomberg Barclays U.S. Aggregate Bond Index is an unmanaged index that includes dollar-denominated, non-convertible investment grade issues.

It is not possible to invest directly in an index. Index figures do not reflect expenses or sales charges, which would result in lower returns.

Footnotes related to performance pages

1	Unsubsidized yield reflects what the yield would have been without the effect of reimbursements and waivers.
2	Class A and Class C shares were first offered on 3-27-15. Returns prior to this date are those of Class NAV shares that have not been adjusted for class-specific expenses; otherwise, returns would vary.
3	For certain types of investors as described in the fund's prospectuses.
4	The contingent deferred sales charge is not applicable.
ANNUAL REPORT   |   JOHN HANCOCK SPECTRUM INCOME FUND       9

Your expenses
These examples are intended to help you understand your ongoing operating expenses of investing in the fund so you can compare these costs with the ongoing costs of investing in other mutual funds.
Understanding fund expenses
As a shareholder of the fund, you incur two types of costs:
■Transaction costs, which include sales charges (loads) on purchases or redemptions (varies by share class), minimum account fee charge, etc.
■Ongoing operating expenses, including management fees, distribution and service fees (if applicable), and other fund expenses.
We are presenting only your ongoing operating expenses here.
Actual expenses/actual returns
The first line of each share class in the table on the following page is intended to provide information about the fund’s actual ongoing operating expenses, and is based on the fund’s actual return. It assumes an account value of $1,000.00 on March 1, 2018, with the same investment held until August 31, 2018.
Together with the value of your account, you may use this information to estimate the operating expenses that you paid over the period. Simply divide your account value at August 31, 2018, by $1,000.00, then multiply it by the “expenses paid” for your share class from the table. For example, for an account value of $8,600.00, the operating expenses should be calculated as follows:
Hypothetical example for comparison purposes
The second line of each share class in the table on the following page allows you to compare the fund’s ongoing operating expenses with those of any other fund. It provides an example of the fund’s hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed 5% annualized return before expenses (which is not the fund’s actual return). It assumes an account value of $1,000.00 on March 1, 2018, with the same investment held until August 31, 2018. Look in any other fund shareholder report to find its hypothetical example and you will be able to compare these expenses. Please remember that these hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.
Remember, these examples do not include any transaction costs, therefore, these examples will not help you to determine the relative total costs of owning different funds. If transaction costs were included, your expenses would have been higher. See the prospectuses for details regarding transaction costs.
10	JOHN HANCOCK SPECTRUM INCOME FUND | ANNUAL REPORT

SHAREHOLDER EXPENSE EXAMPLE CHART

		Account value on 3-1-2018	Ending value on 8-31-2018	Expenses paid during period ended 8-31-2018[1]	Annualized expense ratio
Class A	Actual expenses/actual returns	$1,000.00	$ 992.80	$5.63	1.12%
	Hypothetical example	1,000.00	1,019.60	5.70	1.12%
Class C	Actual expenses/actual returns	1,000.00	989.00	9.38	1.87%
	Hypothetical example	1,000.00	1,015.80	9.50	1.87%
Class NAV	Actual expenses/actual returns	1,000.00	993.60	3.82	0.76%
	Hypothetical example	1,000.00	1,021.40	3.87	0.76%

[1]	Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).
ANNUAL REPORT | JOHN HANCOCK SPECTRUM INCOME FUND	11

Fund’s investments
Summary of fund’s investments as of 8-31-18
(showing percentage of total net assets)
This section shows the fund’s 50 largest portfolio holdings in unaffiliated issuers and any holdings exceeding 1% of the fund’s total net assets as of the report date. The remaining securities held by the fund are grouped as “Other Securities” in each category. You can request a complete schedule of portfolio holdings as of the report date, free of charge, by calling 1-800-225-5291. This complete schedule, filed on the fund’s Form N-CSR, is also available on the SEC’s website at http://www.sec.gov.
	Rate (%)	Maturity date	Par value^	Value	% of Net Assets
U.S. Government and Agency obligations 26.3%				$222,202,020
(Cost $220,618,723)
Federal Home Loan Bank 0.0%				344,884	0.0%
Federal Home Loan Mortgage Corp. 0.5%				4,084,939	0.5%
Federal National Mortgage Association 4.7%				39,721,083	4.7%
30 Yr Pass Thru (A)	3.000	TBA	5,975,000	5,780,581	0.7%
30 Yr Pass Thru	3.000	04-01-33 to 01-01-47	9,096,948	8,826,375	1.0%
30 Yr Pass Thru	3.500	12-01-41 to 08-01-56	8,346,102	8,334,176	0.9%
30 Yr Pass Thru	4.000	11-01-40 to 05-01-47	4,514,301	4,618,504	0.8%
OTHER SECURITIES				12,161,447	1.3%
Government National Mortgage Association 9.9%				83,270,964	9.9%
30 Yr Pass Thru (A)	3.000	TBA	2,785,000	2,723,966	0.3%
30 Yr Pass Thru	3.000	07-20-42 to 02-20-48	15,781,731	15,488,326	1.8%
30 Yr Pass Thru (A)	3.500	TBA	3,045,000	3,053,936	0.4%
30 Yr Pass Thru	3.500	09-15-41 to 02-20-48	18,795,866	18,904,400	2.3%
30 Yr Pass Thru	4.000	04-20-39 to 03-20-48	10,932,609	11,247,306	1.4%
30 Yr Pass Thru (A)	4.000	05-20-47 to 05-20-48	1,955,984	2,004,483	0.2%
30 Yr Pass Thru	4.500	06-20-34 to 07-20-48	8,237,893	8,635,896	1.0%
30 Yr Pass Thru (A)	5.000	TBA	4,850,000	5,090,939	0.6%
30 Yr Pass Thru	5.000	06-20-33 to 08-20-48	9,195,370	9,706,458	1.2%
30 Yr Pass Thru	5.500	02-15-29 to 05-20-48	2,679,650	2,885,542	0.3%
OTHER SECURITIES				3,529,712	0.4%
U.S. Treasury Bonds 5.0%				42,344,937	5.0%
Bond	2.500	02-15-45 to 05-15-46	16,040,800	14,463,587	1.6%
Bond	2.750	08-15-42 to 11-15-47	3,550,000	3,369,454	0.4%
Bond	3.000	05-15-42 to 08-15-48	10,095,000	10,052,290	1.2%
Bond	3.125	02-15-43 to 05-15-48	4,905,000	4,995,856	0.6%
Bond	3.625	08-15-43 to 02-15-44	2,700,000	2,986,488	0.4%
OTHER SECURITIES				6,477,262	0.8%
U.S. Treasury Inflation Protected Securities 3.6%				30,644,859	3.6%
Treasury Inflation Protected Security	0.125	04-15-19 to 07-15-26	14,980,066	14,641,630	1.7%
Treasury Inflation Protected Security	0.375	07-15-25 to 07-15-27	2,029,118	1,972,432	0.3%
Treasury Inflation Protected Security	0.500	01-15-28	2,168,300	2,107,881	0.3%
12	JOHN HANCOCK SPECTRUM INCOME FUND | ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Rate (%)	Maturity date		Par value^	Value	% of Net Assets
U.S. Treasury Inflation Protected Securities (continued)
Treasury Inflation Protected Security	0.625	04-15-23 to 02-15-43		6,294,701	$6,248,673	0.7%
OTHER SECURITIES					5,674,243	0.6%
U.S. Treasury Notes 2.6%					21,790,354	2.6%
Note	1.750	11-15-20 to 05-15-23		3,760,000	3,633,869	0.5%
Note	1.875	12-15-20 to 08-31-24		1,845,000	1,777,292	0.2%
Note	2.000	10-31-22 to 11-15-26		2,550,000	2,457,666	0.3%
Note	2.125	11-30-23 to 05-15-25		2,065,000	1,986,883	0.3%
Note	2.250	02-29-20 to 11-15-27		4,435,000	4,316,455	0.5%
Note	2.500	06-30-20 to 08-15-23		2,080,000	2,073,922	0.2%

OTHER SECURITIES					5,544,267	0.6%
Foreign government obligations 13.3%					$112,463,826
(Cost $120,143,030)
Albania 0.0%					126,346	0.0%
Argentina 0.5%					4,306,500	0.5%
Australia 0.1%					622,919	0.1%
Austria 0.0%					236,401	0.0%
Bahamas 0.1%					1,205,960	0.1%
Belgium 0.1%					738,434	0.1%
Bermuda 0.0%					305,525	0.0%
Brazil 0.5%					4,297,174	0.5%
Federative Republic of Brazil	10.000	01-01-21 to 01-01-25	BRL	14,232,000	3,431,597	0.4%
OTHER SECURITIES					865,577	0.1%
Canada 0.1%					1,291,584	0.1%
Chile 0.4%					3,204,121	0.4%
Republic of Chile	4.500	03-01-21 to 03-01-26	CLP	2,075,000,000	3,144,106	0.4%
OTHER SECURITIES					60,015	0.0%
Colombia 0.6%					5,385,663	0.6%
Republic of Colombia	7.500	08-26-26	COP	5,030,800,000	1,735,171	0.2%
OTHER SECURITIES					3,650,492	0.4%
Cyprus 0.2%					1,453,002	0.2%
Czech Republic 0.1%					613,685	0.1%
Dominican Republic 0.1%					463,248	0.1%
Ecuador 0.0%					397,000	0.0%
SEE NOTES TO FINANCIAL STATEMENTS	ANNUAL REPORT | JOHN HANCOCK SPECTRUM INCOME FUND	13

	Rate (%)	Maturity date		Par value^	Value	% of Net Assets
Egypt 0.1%					$848,813	0.1%
El Salvador 0.1%					1,038,635	0.1%
France 0.3%					2,228,683	0.3%
Government of France	3.250	05-25-45	EUR	1,201,000	1,934,432	0.3%
OTHER SECURITIES					294,251	0.0%
Germany 0.0%					115,991	0.0%
Ghana 0.2%					1,627,247	0.2%
Grenada 0.0%					58,409	0.0%
Hungary 0.1%					485,937	0.1%
India 0.4%					3,389,679	0.4%
Indonesia 0.9%					7,391,283	0.9%
Ireland 0.2%					1,398,437	0.2%
Israel 0.2%					1,975,309	0.2%
Italy 0.5%					4,386,693	0.5%
Ivory Coast 0.1%					530,180	0.1%
Jamaica 0.1%					712,433	0.1%
Japan 1.1%					9,120,745	1.1%
Government of Japan	1.200	12-20-34	JPY	208,700,000	2,100,631	0.3%
OTHER SECURITIES					7,020,114	0.8%
Kenya 0.0%					190,901	0.0%
Lebanon 0.2%					1,332,240	0.2%
Malaysia 0.4%					3,370,798	0.4%
Mexico 0.7%					6,088,645	0.7%
Government of Mexico	7.750	05-29-31 to 11-13-42	MXN	36,240,000	1,861,530	0.2%
OTHER SECURITIES					4,227,115	0.5%
Mongolia 0.1%					588,301	0.1%
Morocco 0.0%					251,568	0.0%
Nigeria 0.0%					185,422	0.0%
Norway 0.0%					92,026	0.0%
Oman 0.1%					834,902	0.1%
Peru 0.2%					1,444,996	0.2%
Philippines 0.0%					243,525	0.0%
14	JOHN HANCOCK SPECTRUM INCOME FUND | ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Rate (%)	Maturity date		Par value^	Value	% of Net Assets
Poland 0.3%					$2,551,326	0.3%
Portugal 0.1%					537,839	0.1%
Qatar 0.1%					605,388	0.1%
Romania 0.5%					4,066,959	0.5%
Russia 0.4%					3,170,958	0.4%
Saudi Arabia 0.0%					377,502	0.0%
Senegal 0.0%					398,349	0.0%
Serbia 0.1%					1,196,994	0.1%
Singapore 0.0%					350,271	0.0%
Slovenia 0.1%					1,293,424	0.1%
South Africa 0.7%					6,053,591	0.7%
Republic of South Africa	10.500	12-21-26	ZAR	28,854,000	2,127,896	0.3%
OTHER SECURITIES					3,925,695	0.4%
South Korea 0.2%					1,311,159	0.2%
Spain 0.1%					922,449	0.1%
Sri Lanka 0.2%					2,044,457	0.2%
Thailand 0.4%					3,022,087	0.4%
Turkey 0.6%					4,989,494	0.6%
Ukraine 0.2%					1,296,952	0.2%
United Kingdom 0.3%					2,323,910	0.3%
Venezuela 0.1%					476,853	0.1%

Vietnam 0.1%					894,504	0.1%
Corporate bonds 33.1%					$279,884,447
(Cost $286,894,648)
Consumer discretionary 4.5%					37,699,042	4.5%
Consumer staples 1.1%					9,303,667	1.1%
Energy 5.3%					45,060,438	5.3%
Petroleos Mexicanos	6.500	03-13-27 to 06-02-41		2,705,000	2,569,230	0.3%
OTHER SECURITIES					42,491,208	5.0%
Financials 7.6%					64,204,728	7.6%
Health care 2.3%					19,087,407	2.3%
Industrials 2.3%					19,827,109	2.3%
SEE NOTES TO FINANCIAL STATEMENTS	ANNUAL REPORT | JOHN HANCOCK SPECTRUM INCOME FUND	15

	Rate (%)	Maturity date	Par value^	Value	% of Net Assets
Information technology 2.1%				$17,721,380	2.1%
Materials 2.4%				20,368,025	2.4%
Real estate 1.5%				12,874,763	1.5%
Telecommunication services 1.9%				15,998,395	1.9%
Utilities 2.1%				17,739,493	2.1%
Eskom Holdings SOC, Ltd.	7.125	02-11-25	1,900,000	1,798,882	0.2%

OTHER SECURITIES				15,940,611	1.9%
Convertible bonds 0.1%				$692,536
(Cost $711,705)
Consumer discretionary 0.1%				382,594	0.1%
Financials 0.0%				179,039	0.0%
Industrials 0.0%				27,402	0.0%
Materials 0.0%				103,501	0.0%
Municipal bonds 0.3%				$2,969,403
(Cost $2,824,004)
Term loans (B) 7.7%				$64,899,014
(Cost $65,042,895)
Consumer discretionary 1.6%				13,732,772	1.6%
Consumer staples 0.3%				2,304,494	0.3%
Energy 0.3%				2,765,222	0.3%
Financials 1.1%				9,108,424	1.1%
Asurion LLC (1 month LIBOR + 6.500%)	8.576	08-04-25	3,295,000	3,388,347	0.4%
OTHER SECURITIES				5,720,077	0.7%
Health care 0.8%				6,714,390	0.8%
Industrials 0.6%				5,460,589	0.6%
Information technology 1.9%				15,650,589	1.9%
Materials 0.6%				4,797,272	0.6%
Real estate 0.0%				212,987	0.0%
Telecommunication services 0.3%				2,886,422	0.3%

16	JOHN HANCOCK SPECTRUM INCOME FUND | ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Rate (%)	Maturity date	Par value^	Value	% of Net Assets
Utilities 0.2%				$1,265,853	0.2%
Collateralized mortgage obligations 3.4%				$28,869,067
(Cost $28,895,617)
Commercial and residential 2.4%				20,155,371	2.4%
U.S. Government Agency 1.0%				8,713,696	1.0%
Asset backed securities 4.3%				$36,585,202
(Cost $36,842,697)

	Shares	Value	% of Net Assets
Common stocks 9.8%		$82,831,188
(Cost $60,883,106)
Consumer discretionary 0.7%		6,236,089	0.7%
Twenty-First Century Fox, Inc., Class B	39,000	1,751,100	0.2%
OTHER SECURITIES		4,484,989	0.5%
Consumer staples 0.7%		5,677,813	0.7%
Energy 1.1%		8,814,797	1.1%
Exxon Mobil Corp.	26,500	2,124,505	0.3%
TOTAL SA	28,569	1,791,499	0.2%
OTHER SECURITIES		4,898,793	0.6%
Financials 2.5%		21,288,403	2.5%
JPMorgan Chase & Co.	28,158	3,226,344	0.4%
Wells Fargo & Company	46,600	2,725,168	0.3%
OTHER SECURITIES		15,336,891	1.8%
Health care 1.2%		10,476,561	1.2%
Industrials 1.1%		9,465,621	1.1%
Information technology 0.8%		6,815,203	0.8%
Microsoft Corp.	16,651	1,870,407	0.2%
QUALCOMM, Inc.	25,200	1,731,492	0.2%
OTHER SECURITIES		3,213,304	0.4%
Materials 0.6%		4,918,586	0.6%
DowDuPont, Inc.	26,273	1,842,525	0.2%
OTHER SECURITIES		3,076,061	0.4%
Real estate 0.3%		2,204,873	0.3%
Telecommunication services 0.3%		2,796,778	0.3%
Verizon Communications, Inc.	32,125	1,746,636	0.2%
OTHER SECURITIES		1,050,142	0.1%

SEE NOTES TO FINANCIAL STATEMENTS	ANNUAL REPORT | JOHN HANCOCK SPECTRUM INCOME FUND	17

	Shares	Value	% of Net Assets
Utilities 0.5%		$4,136,464	0.5%
Preferred securities 0.4%		$3,087,970
(Cost $2,687,918)
Health care 0.1%		1,014,578	0.1%
Utilities 0.3%		2,073,392	0.3%

	Contracts/ Notional amount	Value	% of Net Assets
Purchased options 0.0%		$39,020
(Cost $94,168)
Calls 0.0%		18,096	0.0%
Puts 0.0%		20,924	0.0%

	Yield (%)	Shares	Value	% of Net Assets
Securities lending collateral 0.1%			$704,697
(Cost $704,676)
John Hancock Collateral Trust (C)	2.0611(D)	70,427	704,697	0.1%

	Yield (%)	Maturity date	Par value^	Value	% of Net Assets
Short-term investments 3.4%				$29,385,169
(Cost $29,404,927)
Commercial paper 0.0%				423,128	0.0%
Foreign government 0.1%				867,222	0.1%

	Yield (%)	Shares	Value
Money market funds 2.9%			24,962,819	2.9%
T. Rowe Price Government Money Fund	1.9797(D)	24,962,819	24,962,819	2.9%

	Par value^	Value
Repurchase agreement 0.4%		3,132,000	0.4%

Repurchase Agreement with State Street Corp. dated 8-31-18 at 0.900% to be repurchased at $3,132,313 on 9-4-18, collateralized by $3,270,000 U.S. Treasury Notes, 1.875% due 3-31-22 (valued at $3,198,685, including interest)	3,132,000	3,132,000	0.4%
Total investments (Cost $855,748,114) 102.2%		$864,613,559
Other assets and liabilities, net (2.2%)		(18,947,831)
Total net assets 100.0%		$845,665,728

18	JOHN HANCOCK SPECTRUM INCOME FUND | ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Rate (%)	Maturity date	Par value^	Value	% of Net Assets
Sale commitments outstanding (2.2%)				$(18,621,046)
(Proceeds received $18,610,093)
Federal National Mortgage Association (1.1)%				(9,674,737)	(1.1%)
15 Yr Pass Thru (A)	3.000	TBA	(1,380,000)	(1,372,290)	(0.1% )
30 Yr Pass Thru (A)	3.000	TBA	(3,670,000)	(3,549,966)	(0.4% )
30 Yr Pass Thru (A)	3.000	TBA	(3,670,000)	(3,550,970)	(0.4% )
30 Yr Pass Thru (A)	4.000	TBA	(590,000)	(600,617)	(0.1% )
30 Yr Pass Thru (A)	4.000	TBA	(590,000)	(600,894)	(0.1% )
Government National Mortgage Association (1.1)%				(8,946,309)	(1.1%)
30 Yr Pass Thru (A)	3.000	TBA	(4,300,000)	(4,204,380)	(0.5% )
30 Yr Pass Thru (A)	3.000	TBA	(2,085,000)	(2,039,532)	(0.3% )
30 Yr Pass Thru (A)	4.500	TBA	(195,000)	(202,648)	(0.0% )
30 Yr Pass Thru (A)	5.000	TBA	(2,380,000)	(2,499,749)	(0.3% )

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
^All par values are denominated in U.S. dollars unless otherwise indicated.
Currency Abbreviations
BRL	Brazilian Real
CLP	Chilean Peso
COP	Colombian Peso
EUR	Euro
JPY	Japanese Yen
MXN	Mexican Peso
ZAR	South African Rand

Security Abbreviations and Legend
LIBOR	London Interbank Offered Rate
TBA	To Be Announced. A forward mortgage-backed securities trade issued by a U.S. Government Agency, to be delivered at an agreed-upon future settlement date.
(A)	Security purchased or sold on a when-issued or delayed delivery basis.
(B)	Term loans are variable rate obligations. The coupon rate shown represents the rate at period end.
(C)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.
(D)	The rate shown is the annualized seven-day yield as of 8-31-18.
SEE NOTES TO FINANCIAL STATEMENTS	ANNUAL REPORT | JOHN HANCOCK SPECTRUM INCOME FUND	19

DERIVATIVES
FUTURES
Open contracts	Number of contracts	Position	Expiration date	Notional basis*	Notional value*	Unrealized appreciation (depreciation)
10-Year Canada Government Bond Futures	13	Long	Dec 2018	$1,339,268	$1,342,736	$3,468
10-Year U.S. Treasury Note Futures	4	Long	Dec 2018	482,055	481,062	(993)
10-Year Ultra U.S. Treasury Bond Futures	8	Long	Dec 2018	1,026,699	1,024,375	(2,324)
2-Year U.S. Treasury Note Futures	322	Long	Dec 2018	68,086,425	68,057,719	(28,706)
3-Year South Korea Government Bond Futures	14	Long	Sep 2018	1,355,369	1,369,752	14,383
5-Year U.S. Treasury Note Futures	46	Long	Dec 2018	5,223,331	5,216,328	(7,003)
Euro-OAT Futures	4	Long	Dec 2018	706,298	708,290	1,992
U.S. Treasury Long Bond Futures	22	Long	Dec 2018	3,176,453	3,172,812	(3,641)
Ultra U.S. Treasury Bond Futures	120	Long	Dec 2018	19,205,352	19,117,498	(87,854)
10-Year U.S. Treasury Note Futures	168	Short	Dec 2018	(20,234,144)	(20,204,625)	29,519
10-Year Ultra U.S. Treasury Bond Futures	21	Short	Dec 2018	(2,695,024)	(2,688,984)	6,040
2-Year U.S. Treasury Note Futures	14	Short	Dec 2018	(2,960,105)	(2,959,031)	1,074
5-Year U.S. Treasury Note Futures	99	Short	Dec 2018	(11,241,617)	(11,226,445)	15,172
Euro SCHATZ Futures	9	Short	Dec 2018	(1,168,825)	(1,169,566)	(741)
Euro-BTP Italian Government Bond Futures	2	Short	Dec 2018	(281,851)	(280,391)	1,460
Euro-Buxl Futures	1	Short	Dec 2018	(203,478)	(205,847)	(2,369)
German Euro BOBL Futures	18	Short	Dec 2018	(2,743,297)	(2,749,793)	(6,496)
German Euro BUND Futures	1	Short	Dec 2018	(185,342)	(186,625)	(1,283)
U.K. Long Gilt Bond Futures	8	Short	Dec 2018	(1,270,202)	(1,268,758)	1,444
U.S. Treasury Long Bond Futures	2	Short	Dec 2018	(288,748)	(288,438)	310
Ultra U.S. Treasury Bond Futures	2	Short	Dec 2018	(320,075)	(318,625)	1,450
						$(65,098)
* Notional basis refers to the contractual amount agreed upon at inception of open contracts; notional value represents the current value of the open contract.
FORWARD FOREIGN CURRENCY CONTRACTS
Contract to buy		Contract to sell		Counterparty (OTC)	Contractual settlement date	Unrealized appreciation	Unrealized depreciation
ARS	4,068,000	USD	130,651	BNP Paribas SA	9/10/2018	—	$(21,050)
ARS	16,136,000	USD	550,717	BNP Paribas SA	10/5/2018	—	(128,308)
ARS	3,258,000	USD	104,928	Citibank N.A.	10/5/2018	—	(19,640)
ARS	422,000	USD	14,442	State Street Bank London	10/5/2018	—	(3,395)
ARS	4,362,000	USD	135,677	Citibank N.A.	11/13/2018	—	(26,408)
AUD	39,242	USD	30,037	Citibank N.A.	9/21/2018	—	(1,826)
AUD	1,067,000	USD	790,917	HSBC Bank USA	9/21/2018	—	(23,870)
AUD	825,000	USD	612,035	Bank of America, N.A.	10/19/2018	—	(18,923)
AUD	824,000	USD	611,935	BNP Paribas SA	10/19/2018	—	(19,542)
AUD	733,305	USD	541,414	Citibank N.A.	10/19/2018	—	(14,223)
AUD	38,213	USD	28,231	State Street Bank London	10/19/2018	—	(759)
BRL	799,000	USD	205,356	Barclays Bank PLC Wholesale	10/2/2018	—	(9,786)
BRL	1,974,695	USD	487,182	BNP Paribas SA	10/2/2018	—	(3,838)
BRL	5,823,623	USD	1,453,813	Deutsche Bank AG	10/2/2018	—	(28,371)
BRL	1,040,302	USD	267,941	HSBC Bank USA	10/2/2018	—	(13,307)
20	JOHN HANCOCK SPECTRUM INCOME FUND | ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

FORWARD FOREIGN CURRENCY CONTRACTS (continued)
Contract to buy		Contract to sell		Counterparty (OTC)	Contractual settlement date	Unrealized appreciation	Unrealized depreciation
BRL	3,273,062	USD	852,975	State Street Bank London	10/2/2018	—	$(51,831)
BRL	560,377	USD	136,581	BNP Paribas SA	11/5/2018	$200	—
BRL	1,874,623	USD	458,455	Deutsche Bank AG	11/5/2018	—	(884)
BRL	166,000	USD	44,231	State Street Bank London	11/5/2018	—	(3,713)
CAD	2,140,017	USD	1,629,337	Canadian Imperial Bank of Commerce	10/19/2018	11,949	—
CAD	890,000	USD	684,859	Goldman Sachs International	10/19/2018	—	(2,274)
CAD	293,000	USD	225,389	State Street Bank London	10/19/2018	—	(673)
CHF	651,000	USD	664,035	UBS AG London	11/23/2018	12,278	—
CLP	326,324,067	USD	498,561	Barclays Bank PLC Wholesale	9/7/2018	—	(19,752)
CLP	338,157,000	USD	520,089	BNP Paribas SA	9/7/2018	—	(23,918)
CLP	65,207,000	USD	99,401	HSBC Bank USA	9/7/2018	—	(3,724)
CLP	15,734,000	USD	24,856	State Street Bank London	9/7/2018	—	(1,770)
CLP	246,739,471	USD	378,653	BNP Paribas SA	10/5/2018	—	(16,214)
CNY	1,325,000	USD	191,872	HSBC Bank USA	11/9/2018	1,509	—
COP	572,520,000	USD	188,951	HSBC Bank USA	11/2/2018	—	(1,538)
COP	2,240,228,048	USD	773,377	JPMorgan Chase Bank N.A. London	11/2/2018	—	(40,045)
CZK	53,888,542	USD	2,454,500	Goldman Sachs International	10/12/2018	—	(25,400)
CZK	751,000	USD	34,465	State Street Bank London	10/12/2018	—	(612)
CZK	23,694,000	USD	1,117,441	Bank of America, N.A.	12/18/2018	—	(46,699)
CZK	944,000	USD	42,899	State Street Bank London	12/18/2018	—	(239)
DKK	2,047,000	USD	324,902	Citibank N.A.	10/12/2018	—	(5,216)
EUR	24,000	USD	27,489	State Street Bank London	10/19/2018	462	—
EUR	90,000	USD	103,313	Bank of America, N.A.	11/16/2018	1,735	—
EUR	87,570	USD	99,830	BNP Paribas SA	11/16/2018	2,382	—
EUR	270,000	USD	310,364	Citibank N.A.	11/16/2018	4,781	—
EUR	180,000	USD	206,950	State Street Bank London	11/16/2018	3,147	—
EUR	180,000	USD	209,520	UBS AG London	11/16/2018	576	—
EUR	87,000	USD	109,714	Bank of America, N.A.	12/18/2018	—	(7,905)
EUR	358,460	USD	422,979	State Street Bank London	12/18/2018	—	(3,506)
GBP	264,000	USD	336,844	Barclays Bank PLC Wholesale	11/23/2018	6,575	—
GBP	263,178	USD	336,376	BNP Paribas SA	11/23/2018	5,974	—
GBP	264,000	USD	336,861	Citibank N.A.	11/23/2018	6,558	—
GBP	283,000	USD	362,707	JPMorgan Chase Bank N.A. London	11/23/2018	5,428	—
GBP	110,119	USD	141,118	State Street Bank London	11/23/2018	2,128	—
HUF	52,721,361	USD	187,918	Bank of America, N.A.	10/12/2018	—	(119)
HUF	337,433,698	USD	1,223,131	HSBC Bank USA	10/12/2018	—	(21,158)
HUF	4,737,297	USD	17,218	State Street Bank London	10/12/2018	—	(343)
IDR	13,160,372,911	USD	899,178	Barclays Bank PLC Wholesale	11/2/2018	—	(32,388)
IDR	3,344,354,485	USD	227,060	HSBC Bank USA	11/2/2018	—	(6,789)
IDR	546,307,000	USD	36,024	JPMorgan Chase Bank N.A. London	11/2/2018	—	(42)
ILS	56,000	USD	15,389	State Street Bank London	9/20/2018	162	—
SEE NOTES TO FINANCIAL STATEMENTS	ANNUAL REPORT | JOHN HANCOCK SPECTRUM INCOME FUND	21

FORWARD FOREIGN CURRENCY CONTRACTS (continued)
Contract to buy		Contract to sell		Counterparty (OTC)	Contractual settlement date	Unrealized appreciation	Unrealized depreciation
JPY	22,037,000	USD	201,626	HSBC Bank USA	9/7/2018	—	$(3,266)
JPY	517,797,445	USD	4,638,640	Citibank N.A.	10/19/2018	$36,179	—
JPY	517,798,000	USD	4,635,779	HSBC Bank USA	10/19/2018	39,044	—
JPY	12,448,000	USD	111,820	State Street Bank London	10/19/2018	564	—
KRW	112,228,836	USD	102,402	Barclays Bank PLC Wholesale	9/7/2018	—	(1,644)
KRW	227,468,000	USD	203,392	Goldman Sachs International	9/7/2018	826	—
KRW	170,601,000	USD	152,647	HSBC Bank USA	9/7/2018	517	—
KRW	23,724,000	USD	21,234	BNP Paribas SA	11/9/2018	58	—
KRW	31,632,000	USD	28,290	HSBC Bank USA	11/9/2018	99	—
KRW	1,896,836	USD	1,702	Barclays Bank PLC Wholesale	12/7/2018	3	—
KRW	7,588,000	USD	6,804	Goldman Sachs International	12/7/2018	13	—
KRW	62,278,000	USD	55,903	HSBC Bank USA	12/7/2018	47	—
MXN	12,780,828	USD	663,677	BNP Paribas SA	11/16/2018	—	(2,161)
MXN	2,795,000	USD	149,002	Deutsche Bank AG	11/16/2018	—	(4,337)
MXN	3,679,000	USD	193,755	Goldman Sachs International	11/16/2018	—	(3,336)
MYR	1,847,974	USD	450,539	JPMorgan Chase Bank N.A. London	11/9/2018	—	(3,733)
NOK	149,399	USD	17,957	UBS AG London	11/16/2018	—	(92)
NZD	173,000	USD	114,245	JPMorgan Chase Bank N.A. London	11/16/2018	227	—
PEN	732,000	USD	223,769	BNP Paribas SA	9/7/2018	—	(1,973)
PEN	309,000	USD	94,121	JPMorgan Chase Bank N.A. London	9/7/2018	—	(494)
PEN	79,000	USD	24,100	State Street Bank London	9/7/2018	—	(163)
PEN	595,000	USD	179,444	HSBC Bank USA	12/7/2018	111	—
PHP	11,132,000	USD	209,445	HSBC Bank USA	10/5/2018	—	(2,299)
PLN	1,065,692	USD	288,989	BNP Paribas SA	10/12/2018	—	(1,288)
PLN	5,408,627	USD	1,439,586	Citibank N.A.	11/16/2018	21,755	—
PLN	689,000	USD	182,824	Goldman Sachs International	11/16/2018	3,335	—
RON	101,000	USD	25,458	State Street Bank London	10/12/2018	—	(216)
RUB	39,364,033	USD	602,077	State Street Bank London	10/12/2018	—	(20,739)
SEK	797,000	USD	89,497	Citibank N.A.	11/16/2018	—	(1,847)
SEK	2,391,836	USD	267,335	JPMorgan Chase Bank N.A. London	11/16/2018	—	(4,294)
SGD	34,000	USD	24,831	State Street Bank London	11/9/2018	—	(32)
THB	9,448,000	USD	282,508	Barclays Bank PLC Wholesale	11/2/2018	6,658	—
THB	9,449,290	USD	283,767	BNP Paribas SA	11/2/2018	5,439	—
THB	13,340,000	USD	400,657	JPMorgan Chase Bank N.A. London	11/2/2018	7,628	—
TRY	2,964,867	USD	610,569	Barclays Bank PLC Wholesale	9/14/2018	—	(161,744)
TRY	1,307,945	USD	250,558	BNP Paribas SA	9/14/2018	—	(52,560)
TRY	1,020,000	USD	209,439	Citibank N.A.	9/14/2018	—	(55,030)
TRY	395,055	USD	82,514	Deutsche Bank AG	9/14/2018	—	(22,710)
TRY	277,000	USD	55,393	State Street Bank London	9/14/2018	—	(13,460)
TWD	22,483,000	USD	733,301	Barclays Bank PLC Wholesale	9/7/2018	—	(1,017)
22	JOHN HANCOCK SPECTRUM INCOME FUND | ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

FORWARD FOREIGN CURRENCY CONTRACTS (continued)
Contract to buy		Contract to sell		Counterparty (OTC)	Contractual settlement date	Unrealized appreciation	Unrealized depreciation
TWD	6,266,000	USD	208,360	Goldman Sachs International	9/7/2018	—	$(4,273)
TWD	1,208,000	USD	39,189	JPMorgan Chase Bank N.A. London	9/7/2018	$156	—
TWD	888,000	USD	29,039	JPMorgan Chase Bank N.A. London	11/9/2018	38	—
USD	274,606	ARS	7,734,000	BNP Paribas SA	9/10/2018	66,236	—
USD	105,038	ARS	4,107,000	BNP Paribas SA	10/5/2018	—	(2,475)
USD	102,572	ARS	3,258,000	Citibank N.A.	10/5/2018	17,284	—
USD	129,048	ARS	3,907,000	Deutsche Bank AG	11/13/2018	31,177	—
USD	265,602	AUD	347,000	Citibank N.A.	9/21/2018	16,150	—
USD	531,976	AUD	720,000	HSBC Bank USA	9/21/2018	14,380	—
USD	104,437	BRL	418,000	Barclays Bank PLC Wholesale	10/2/2018	2,124	—
USD	187,054	BRL	725,770	BNP Paribas SA	10/2/2018	9,408	—
USD	667,793	BRL	2,602,000	Deutsche Bank AG	10/2/2018	30,904	—
USD	1,746,573	BRL	6,690,966	State Street Bank London	10/2/2018	108,833	—
USD	373,049	BRL	1,403,000	Deutsche Bank AG	11/5/2018	30,595	—
USD	137,632	BRL	516,000	Goldman Sachs International	11/5/2018	11,683	—
USD	355,402	BRL	1,333,932	HSBC Bank USA	11/5/2018	29,807	—
USD	438,026	BRL	1,647,000	State Street Bank London	11/5/2018	36,015	—
USD	95,670	CAD	126,000	Citibank N.A.	9/21/2018	—	(912)
USD	94,825	CAD	125,000	HSBC Bank USA	9/21/2018	—	(990)
USD	192,652	CAD	252,000	JPMorgan Chase Bank N.A. London	9/21/2018	—	(512)
USD	822,276	CAD	1,080,000	Canadian Imperial Bank of Commerce	10/19/2018	—	(6,030)
USD	131,681	CAD	171,000	Royal Bank of Canada (UK)	10/19/2018	533	—
USD	32,123	CAD	41,669	State Street Bank London	10/19/2018	165	—
USD	194,824	CHF	191,000	UBS AG London	11/23/2018	—	(3,602)
USD	583,228	CLP	366,767,000	Barclays Bank PLC Wholesale	9/7/2018	45,079	—
USD	441,063	CLP	276,680,067	BNP Paribas SA	9/7/2018	35,096	—
USD	162,724	CLP	101,975,000	State Street Bank London	9/7/2018	13,098	—
USD	246,922	CLP	158,943,000	BNP Paribas SA	10/5/2018	13,448	—
USD	163,122	CLP	105,960,689	Citibank N.A.	10/5/2018	7,475	—
USD	82,920	CLP	52,981,000	HSBC Bank USA	10/5/2018	5,096	—
USD	724,670	CLP	466,198,575	State Street Bank London	10/5/2018	39,865	—
USD	311,684	CLP	204,547,962	Barclays Bank PLC Wholesale	11/5/2018	11,198	—
USD	310,135	CLP	204,549,000	BNP Paribas SA	11/5/2018	9,648	—
USD	104,209	CLP	68,183,000	Citibank N.A.	11/5/2018	4,047	—
USD	104,319	CLP	68,183,000	State Street Bank London	11/5/2018	4,157	—
USD	296,271	CLP	195,618,067	Barclays Bank PLC Wholesale	12/7/2018	8,852	—
USD	196,111	CLP	130,414,000	BNP Paribas SA	12/7/2018	4,496	—
USD	99,412	CLP	65,207,000	HSBC Bank USA	12/7/2018	3,604	—
USD	57,952	COP	168,176,000	Barclays Bank PLC Wholesale	11/2/2018	2,900	—
USD	244,822	COP	751,443,000	Deutsche Bank AG	11/2/2018	—	(1,160)
SEE NOTES TO FINANCIAL STATEMENTS	ANNUAL REPORT | JOHN HANCOCK SPECTRUM INCOME FUND	23

FORWARD FOREIGN CURRENCY CONTRACTS (continued)
Contract to buy		Contract to sell		Counterparty (OTC)	Contractual settlement date	Unrealized appreciation	Unrealized depreciation
USD	1,178,102	COP	3,470,063,171	JPMorgan Chase Bank N.A. London	11/2/2018	$42,187	—
USD	49,848	COP	148,496,040	State Street Bank London	11/2/2018	1,238	—
USD	19,327	CZK	427,000	JPMorgan Chase Bank N.A. London	10/12/2018	80	—
USD	20,452	CZK	460,000	State Street Bank London	10/12/2018	—	$(283)
USD	124,039	CZK	2,513,000	Bank of America, N.A.	12/18/2018	10,475	—
USD	33,572	CZK	685,000	JPMorgan Chase Bank N.A. London	12/18/2018	2,616	—
USD	33,402	CZK	677,000	State Street Bank London	12/18/2018	2,808	—
USD	31,107	DKK	197,000	State Street Bank London	10/12/2018	341	—
USD	114,359	EGP	2,114,495	Deutsche Bank AG	10/9/2018	—	(2,860)
USD	37,493	EGP	679,000	HSBC Bank USA	10/9/2018	—	(148)
USD	264,801	EUR	224,634	BNP Paribas SA	10/19/2018	3,183	—
USD	635,603	EUR	553,593	Bank of America, N.A.	11/16/2018	—	(10,553)
USD	540,305	EUR	471,798	BNP Paribas SA	11/16/2018	—	(10,379)
USD	1,226,445	EUR	1,067,000	Citibank N.A.	11/16/2018	—	(18,961)
USD	326,513	EUR	279,895	HSBC Bank USA	11/16/2018	—	(181)
USD	248,892	EUR	214,728	JPMorgan Chase Bank N.A. London	11/16/2018	—	(1,740)
USD	1,140,486	EUR	990,000	State Street Bank London	11/16/2018	—	(15,046)
USD	710,041	EUR	610,000	UBS AG London	11/16/2018	—	(1,953)
USD	1,110,642	EUR	918,000	Bank of America, N.A.	12/18/2018	36,390	—
USD	310,024	GBP	237,944	Bank of America, N.A.	10/19/2018	972	—
USD	644,350	GBP	488,000	Citibank N.A.	10/19/2018	10,513	—
USD	171,934	GBP	131,737	State Street Bank London	10/19/2018	827	—
USD	99,522	GBP	78,000	Barclays Bank PLC Wholesale	11/23/2018	—	(1,943)
USD	97,138	GBP	76,000	BNP Paribas SA	11/23/2018	—	(1,725)
USD	99,527	GBP	78,000	Citibank N.A.	11/23/2018	—	(1,938)
USD	138,974	GBP	108,000	JPMorgan Chase Bank N.A. London	11/23/2018	—	(1,516)
USD	255,368	IDR	3,730,676,000	Goldman Sachs International	11/2/2018	9,652	—
USD	296,048	IDR	4,379,146,000	HSBC Bank USA	11/2/2018	7,622	—
USD	39,794	IDR	591,337,000	State Street Bank London	11/2/2018	846	—
USD	109,812	ILS	386,000	Canadian Imperial Bank of Commerce	9/20/2018	2,619	—
USD	54,624	ILS	191,863	Citibank N.A.	9/20/2018	1,344	—
USD	55,005	ILS	193,000	Deutsche Bank AG	9/20/2018	1,408	—
USD	13,874	ILS	50,190	Goldman Sachs International	9/20/2018	—	(64)
USD	55,022	ILS	193,000	HSBC Bank USA	9/20/2018	1,425	—
USD	10,095	ILS	36,500	BNP Paribas SA	10/18/2018	—	(61)
USD	539,687	ILS	1,944,103	Citibank N.A.	10/18/2018	—	(1,209)
USD	58,157	ILS	210,649	Goldman Sachs International	10/18/2018	—	(451)
USD	187,112	ILS	673,487	Citibank N.A.	11/21/2018	—	(716)
USD	56,940	ILS	208,000	Bank of America, N.A.	12/12/2018	—	(1,158)
24	JOHN HANCOCK SPECTRUM INCOME FUND | ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

FORWARD FOREIGN CURRENCY CONTRACTS (continued)
Contract to buy		Contract to sell		Counterparty (OTC)	Contractual settlement date	Unrealized appreciation	Unrealized depreciation
USD	57,261	ILS	209,000	Barclays Bank PLC Wholesale	12/12/2018	—	$(1,116)
USD	56,994	ILS	208,000	BNP Paribas SA	12/12/2018	—	(1,104)
USD	56,863	ILS	208,000	Citibank N.A.	12/12/2018	—	(1,234)
USD	56,943	ILS	208,000	HSBC Bank USA	12/12/2018	—	(1,155)
USD	1,523,977	INR	106,020,000	BNP Paribas SA	11/2/2018	$39,696	—
USD	2,211,394	INR	154,710,774	HSBC Bank USA	11/2/2018	45,442	—
USD	19,517	INR	1,381,000	State Street Bank London	11/2/2018	183	—
USD	200,589	JPY	22,037,000	Deutsche Bank AG	9/7/2018	2,229	—
USD	52,107	JPY	5,849,000	Citibank N.A.	10/19/2018	—	(700)
USD	20,793	JPY	2,298,000	JPMorgan Chase Bank N.A. London	10/19/2018	46	—
USD	36,786	JPY	4,093,617	State Street Bank London	10/19/2018	—	(172)
USD	210,133	KRW	225,802,836	Barclays Bank PLC Wholesale	9/7/2018	7,410	—
USD	6,785	KRW	7,588,000	Goldman Sachs International	9/7/2018	—	(28)
USD	251,557	KRW	276,907,000	HSBC Bank USA	9/7/2018	2,953	—
USD	88,755	KRW	99,162,000	BNP Paribas SA	11/9/2018	—	(241)
USD	118,251	KRW	132,219,000	HSBC Bank USA	11/9/2018	—	(412)
USD	51,014	KRW	56,869,000	Barclays Bank PLC Wholesale	12/7/2018	—	(76)
USD	203,980	KRW	227,468,000	Goldman Sachs International	12/7/2018	—	(374)
USD	153,088	KRW	170,601,000	HSBC Bank USA	12/7/2018	—	(178)
USD	145,591	MXN	2,803,740	BNP Paribas SA	11/16/2018	474	—
USD	283,706	MXN	5,328,000	Citibank N.A.	11/16/2018	7,937	—
USD	271,089	MXN	5,225,938	Goldman Sachs International	11/16/2018	603	—
USD	164,537	MXN	3,182,000	JPMorgan Chase Bank N.A. London	11/16/2018	—	(158)
USD	49,520	MYR	200,422	Deutsche Bank AG	10/12/2018	1,052	—
USD	492,246	MYR	1,995,760	JPMorgan Chase Bank N.A. London	10/12/2018	9,608	—
USD	239,025	MYR	973,382	JPMorgan Chase Bank N.A. London	11/9/2018	3,679	—
USD	337,988	PEN	1,120,000	HSBC Bank USA	9/7/2018	—	(1,372)
USD	135,102	PHP	7,296,000	JPMorgan Chase Bank N.A. London	10/5/2018	—	(662)
USD	17,681	PLN	65,000	JPMorgan Chase Bank N.A. London	11/16/2018	119	—
USD	62,415	RON	251,000	Bank of America, N.A.	10/12/2018	—	(316)
USD	125,457	RON	503,961	Citibank N.A.	10/12/2018	—	(494)
USD	191,578	RON	770,218	Deutsche Bank AG	10/12/2018	—	(918)
USD	642,683	RON	2,579,220	Goldman Sachs International	10/12/2018	—	(1,923)
USD	509,856	RON	2,046,617	HSBC Bank USA	10/12/2018	—	(1,641)
USD	62,656	RON	251,000	State Street Bank London	10/12/2018	—	(75)
USD	403,156	RUB	26,826,116	State Street Bank London	10/12/2018	6,981	—
USD	1,301,319	SGD	1,778,255	Citibank N.A.	11/9/2018	4,331	—
USD	103,689	THB	3,390,000	Bank of America, N.A.	11/2/2018	—	(66)
USD	113,142	THB	3,752,799	JPMorgan Chase Bank N.A. London	11/2/2018	—	(1,717)
SEE NOTES TO FINANCIAL STATEMENTS	ANNUAL REPORT | JOHN HANCOCK SPECTRUM INCOME FUND	25

FORWARD FOREIGN CURRENCY CONTRACTS (continued)
Contract to buy		Contract to sell		Counterparty (OTC)	Contractual settlement date	Unrealized appreciation	Unrealized depreciation
USD	398,865	TRY	2,090,000	Barclays Bank PLC Wholesale	9/14/2018	$82,478	—
USD	84,133	TRY	418,000	BNP Paribas SA	9/14/2018	20,856	—
USD	197,780	TRY	1,041,000	Citibank N.A.	9/14/2018	40,192	—
USD	69,158	TRY	434,000	HSBC Bank USA	9/14/2018	3,458	—
USD	88,202	TRY	417,000	State Street Bank London	9/14/2018	25,076	—
USD	1,011,480	TWD	29,957,000	Barclays Bank PLC Wholesale	9/7/2018	35,764	—
USD	313,803	TWD	9,560,000	Citibank N.A.	11/9/2018	775	—
USD	234,813	TWD	7,170,000	Goldman Sachs International	11/9/2018	42	—
USD	21,678	TWD	659,000	HSBC Bank USA	11/9/2018	100	—
USD	156,736	TWD	4,777,000	JPMorgan Chase Bank N.A. London	11/9/2018	320	—
USD	738,601	TWD	22,483,000	Barclays Bank PLC Wholesale	12/7/2018	885	—
USD	1,264,416	ZAR	17,092,390	Citibank N.A.	11/9/2018	111,691	—
ZAR	948,000	USD	65,440	Barclays Bank PLC Wholesale	11/9/2018	—	$(1,506)
ZAR	2,331,290	USD	159,235	JPMorgan Chase Bank N.A. London	11/9/2018	—	(2,010)
						$1,392,820	$(1,120,920)
WRITTEN OPTIONS
Options on exchange-traded futures contracts
Name of issuer		Exercise price	Expiration date	Number of contracts	Notional amount	Premium	Value
Calls
10-Year U.S. Treasury Note Futures	USD	121.00	Oct 2018	30	30,000	$8,855	$(11,250)
						$8,855	$(11,250)
Puts
10-Year U.S. Treasury Note Futures	USD	119.00	Oct 2018	30	30,000	$8,855	$(6,094)
						$8,855	$(6,094)
						$17,710	$(17,344)

Credit default swaptions
Description	Counterparty (OTC)	Index	Buy/sell protection	Exercise rate	Expiration date		Notional amount*	Premium	Value
Calls
5-Year Credit Default Swap	Citibank N.A.	CDX.IG.30	Buy	0.625%	Sep 2018	USD	3,600,000	$3,528	$(4,636)
								$3,528	$(4,636)
Puts
5-Year Credit Default Swap	Bank of America N.A.	CDX.IG.30	Sell	0.725%	Sep 2018	USD	3,790,000	$1,705	$(307)
5-Year Credit Default Swap	Bank of America N.A.	CDX.IG.30	Sell	0.725%	Sep 2018	USD	3,800,000	1,330	(308)
5-Year Credit Default Swap	Barclays Bank PLC	CDX.HY.30	Sell	1.040%	Sep 2018	USD	1,900,000	2,470	(177)
5-Year Credit Default Swap	Deutsche Bank AG	CDX.HY.30	Sell	1.040%	Sep 2018	USD	1,900,000	1,900	(177)
26	JOHN HANCOCK SPECTRUM INCOME FUND | ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

Credit default swaptions
Description	Counterparty (OTC)	Index	Buy/sell protection	Exercise rate	Expiration date		Notional amount*	Premium	Value
5-Year Credit Default Swap	Goldman Sachs International	CDX.HY.30	Sell	1.020%	Oct 2018	USD	1,900,000	$3,610	$(1,745)
5-Year Credit Default Swap	JPMorgan Chase Bank N.A.	CDX.IG.30	Sell	0.850%	Oct 2018	USD	3,800,000	2,090	(807)
								$13,105	$(3,521)
								$16,633	$(8,157)
* For this type of option, notional amounts are equivalent to number of contracts.
SWAPS
Interest rate swaps
Counterparty (OTC)/ Centrally cleared	Notional amount	Currency	Payments made	Payments received	Fixed payment frequency	Floating payment frequency	Maturity date	Unamortized upfront payment paid (received)	Unrealized appreciation (depreciation)	Value
Citibank N.A.	20,300,000	INR	Fixed 6.175%	INR MIFOR	Semi-Annual	Semi-Annual	Oct 2021	$2	$8,680	$8,682
Goldman Sachs and Company	1,350,000	BRL	Fixed 9.945%	BRL CDI	At Maturity	At Maturity	Jul 2021	—	(5,534)	(5,534)
Goldman Sachs and Company	550,000	BRL	BRL CDI	Fixed 10.210%	At Maturity	At Maturity	Jul 2021	—	3,367	3,367
Goldman Sachs and Company	1,450,000	BRL	BRL CDI	Fixed 9.525%	At Maturity	At Maturity	Jan 2022	—	(2,241)	(2,241)
								$2	$4,272	$4,274
Centrally cleared	550,000	USD	USD LIBOR BBA	Fixed 2.830%	Semi-Annual	Semi-Annual	Sep 2020	—	126	126
Centrally cleared	2,900,000	PLN	Fixed 2.427%	PLN WIBOR WIBO	Annual	Semi-Annual	Oct 2022	—	(15,576)	(15,576)
Centrally cleared	2,600,000	CZK	CZK PRIBOR PRBO	Fixed 1.385%	Annual	Semi-Annual	Oct 2022	—	(2,677)	(2,677)
Centrally cleared	750,000	PLN	Fixed 2.580%	PLN WIBOR WIBO	Annual	Semi-Annual	Nov 2022	—	(5,378)	(5,378)
Centrally cleared	1,150,000	PLN	Fixed 2.555%	PLN WIBOR WIBO	Annual	Semi-Annual	Nov 2022	—	(7,874)	(7,874)
Centrally cleared	8,300,000	CZK	CZK PRIBOR PRBO	Fixed 1.740%	Annual	Semi-Annual	Feb 2023	—	(3,988)	(3,988)
Centrally cleared	33,291,133	HUF	Fixed 1.415%	HUF BUBOR Reuters	Annual	Semi-Annual	May 2023	—	2,347	2,347
Centrally cleared	42,126,600	HUF	Fixed 1.450%	HUF BUBOR Reuters	Annual	Semi-Annual	May 2023	—	3,288	3,288
Centrally cleared	66,582,267	HUF	Fixed 1.515%	HUF BUBOR Reuters	Annual	Semi-Annual	May 2023	—	3,547	3,547
Centrally cleared	500,000	PLN	Fixed 2.575%	PLN WIBOR WIBO	Annual	Semi-Annual	Jun 2023	—	(1,332)	(1,332)
Centrally cleared	3,100,000	CZK	CZK PRIBOR PRBO	Fixed 1.968%	Annual	Semi-Annual	Jul 2023	—	(1,306)	(1,306)
Centrally cleared	10,000,000	CZK	CZK PRIBOR PRBO	Fixed 2.010%	Annual	Semi-Annual	Jul 2023	—	(3,385)	(3,385)
Centrally cleared	360,000	USD	Fixed 2.880%	USD LIBOR BBA	Semi-Annual	Semi-Annual	Sep 2023	—	(268)	(268)
Centrally cleared	628,859	PLN	Fixed 3.149%	PLN WIBOR WIBO	Annual	Semi-Annual	Feb 2028	—	(6,997)	(6,997)
Centrally cleared	476,136	PLN	Fixed 3.158%	PLN WIBOR WIBO	Annual	Semi-Annual	Feb 2028	—	(5,400)	(5,400)
Centrally cleared	375,000	USD	Fixed 3.071%	USD LIBOR BBA	Semi-Annual	Quarterly	May 2048	—	(7,740)	(7,740)
Centrally cleared	375,000	USD	Fixed 3.052%	USD LIBOR BBA	Semi-Annual	Quarterly	Jun 2048	—	(3,902)	(3,902)
Centrally cleared	1,100,000	USD	Fixed 3.010%	USD LIBOR BBA	Semi-Annual	Quarterly	Jun 2048	—	(1,538)	(1,538)
								—	$(58,053)	$(58,053)
								$2	$(53,781)	$(53,779)

SEE NOTES TO FINANCIAL STATEMENTS	ANNUAL REPORT | JOHN HANCOCK SPECTRUM INCOME FUND	27

Credit default swaps - Buyer
Counterparty (OTC)/ Centrally cleared	Reference obligation	Notional amount	Currency	USD notional amount	Pay fixed rate	Fixed payment frequency	Maturity date	Unamortized upfront payment paid (received)	Unrealized appreciation (depreciation)	Value
Barclays Bank PLC	Federative Republic of Brazil	325,000	USD	$ 325,000	1.000%	Quarterly	Dec 2022	$ 10,889	$ 11,925	$ 22,814
Barclays Bank PLC	Penerbangan Malaysia BHD	325,000	USD	325,000	1.000%	Quarterly	Dec 2022	(4,465)	2,273	(2,192)
Barclays Bank PLC	Republic of Indonesia	160,000	USD	160,000	1.000%	Quarterly	Dec 2022	96	79	175
Barclays Bank PLC	Republic of Turkey	475,000	USD	475,000	1.000%	Quarterly	Dec 2022	14,993	69,085	84,078
Barclays Bank PLC	Russian Federation	105,000	USD	105,000	1.000%	Quarterly	Dec 2022	(1,262)	(63)	(1,325)
Barclays Bank PLC	United Mexican States	45,000	USD	45,000	1.000%	Quarterly	Dec 2022	(36)	(16)	(52)
Barclays Bank PLC	CVS Health Corp.	200,000	USD	200,000	1.000%	Quarterly	Jun 2023	1,312	481	1,793
Barclays Bank PLC	Federative Republic of Brazil	200,000	USD	200,000	1.000%	Quarterly	Jun 2023	12,091	4,782	16,873
Barclays Bank PLC	Russian Federation	200,000	USD	200,000	1.000%	Quarterly	Jun 2023	4,199	1,644	5,843
Barclays Bank PLC	United Mexican States	150,000	USD	150,000	1.000%	Quarterly	Jun 2023	1,627	(282)	1,345
Barclays Bank PLC	Russian Federation	150,000	USD	150,000	1.000%	Quarterly	Jun 2028	14,062	(2,231)	11,831
BNP Paribas SA	Republic of Indonesia	305,000	USD	305,000	1.000%	Quarterly	Jun 2023	2,115	593	2,708
Citibank N.A.	Anadarko Petroleum Corp.	55,000	USD	55,000	1.000%	Quarterly	Dec 2022	(617)	(162)	(779)
Citibank N.A.	Republic of Argentina	115,000	USD	115,000	5.000%	Quarterly	Jun 2023	(2,635)	14,053	11,418
Citibank N.A.	Republic of Turkey	120,000	USD	120,000	1.000%	Quarterly	Jun 2023	19,710	1,838	21,548
Goldman Sachs and Company	CDX.EM.29	590,000	USD	590,000	1.000%	Quarterly	Jun 2023	10,116	23,691	33,807
Goldman Sachs and Company	CenturyLink, Inc.	279,606	USD	279,606	1.000%	Quarterly	Jun 2023	36,310	(21,892)	14,418
Goldman Sachs and Company	Murphy Oil Corp.	290,000	USD	290,000	1.000%	Quarterly	Jun 2023	14,931	(7,599)	7,332
Goldman Sachs and Company	Republic of Turkey	80,000	USD	80,000	1.000%	Quarterly	Jun 2023	7,975	6,661	14,636
JPMorgan Chase Bank N.A.	The Kroger Company	75,000	USD	75,000	1.000%	Quarterly	Dec 2022	149	(1,461)	(1,312)
JPMorgan Chase Bank N.A.	The Kroger Company	75,000	USD	75,000	1.000%	Quarterly	Dec 2022	149	(1,512)	(1,363)
JPMorgan Chase Bank N.A.	The Kroger Company	100,000	USD	100,000	1.000%	Quarterly	Dec 2022	—	(1,836)	(1,836)
JPMorgan Chase Bank N.A.	The Kroger Company	143,000	USD	143,000	1.000%	Quarterly	Dec 2022	(513)	(1,900)	(2,413)
JPMorgan Chase Bank N.A.	The Kroger Company	102,000	USD	102,000	1.000%	Quarterly	Dec 2022	(652)	(1,017)	(1,669)
JPMorgan Chase Bank N.A.	The Kroger Company	100,000	USD	100,000	1.000%	Quarterly	Dec 2022	(1,280)	(855)	(2,135)
JPMorgan Chase Bank N.A.	Republic of Korea	300,000	USD	300,000	1.000%	Quarterly	Jun 2023	(6,204)	(2,030)	(8,234)
JPMorgan Chase Bank N.A.	Russian Federation	300,000	USD	300,000	1.000%	Quarterly	Jun 2023	5,199	3,565	8,764
Merrill Lynch	Anadarko Petroleum Corp.	25,000	USD	25,000	1.000%	Quarterly	Dec 2022	(291)	(124)	(415)
Merrill Lynch	Anadarko Petroleum Corp.	55,000	USD	55,000	1.000%	Quarterly	Dec 2022	(615)	(174)	(789)
Merrill Lynch	Anadarko Petroleum Corp.	60,000	USD	60,000	1.000%	Quarterly	Dec 2022	(673)	(258)	(931)
Merrill Lynch	Republic of Turkey	205,000	USD	205,000	1.000%	Quarterly	Jun 2023	8,632	27,676	36,308
				$5,709,606				$ 145,312	$124,934	$ 270,246
Centrally cleared	CDX.NA.HY	1,100,000	USD	1,100,000	5.000%	Quarterly	Jun 2023	(60,592)	(15,916)	(76,508)
Centrally cleared	CDX.NA.HY	260,000	USD	260,000	5.000%	Quarterly	Jun 2023	(16,554)	(1,386)	(17,940)
28	JOHN HANCOCK SPECTRUM INCOME FUND | ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

Credit default swaps - Buyer (continued)
Counterparty (OTC)/ Centrally cleared	Reference obligation	Notional amount	Currency	USD notional amount	Pay fixed rate	Fixed payment frequency	Maturity date	Unamortized upfront payment paid (received)	Unrealized appreciation (depreciation)	Value
Centrally cleared	CDX.NA.IG	2,000,000	USD	$ 2,000,000	1.000%	Quarterly	Jun 2023	$ (31,599)	$ (14,891)	$ (46,490)
				$3,360,000				$(108,745)	$ (32,193)	$(140,938)
				$9,069,606				$ 36,567	$ 92,741	$ 129,308

Credit default swaps - Seller
Counterparty (OTC)/ Centrally cleared	Reference obligation	Implied credit spread	Notional amount	Currency	USD notional amount	Received fixed rate	Fixed payment frequency	Maturity date	Unamortized upfront payment paid (received)	Unrealized appreciation (depreciation)	Value
Barclays Bank PLC	21st Century Fox America, Inc.	0.352%	270,000	USD	$270,000	1.000%	Quarterly	Jun 2023	$ 7,981	$ 441	$ 8,422
Barclays Bank PLC	Federative Republic of Brazil	3.009%	275,000	USD	275,000	1.000%	Quarterly	Jun 2023	(15,240)	(7,808)	(23,048)
Barclays Bank PLC	Republic of Argentina	7.838%	65,000	USD	65,000	5.000%	Quarterly	Jun 2023	(5,216)	(679)	(5,895)
Barclays Bank PLC	Republic of Argentina	7.838%	87,000	USD	87,000	5.000%	Quarterly	Jun 2023	(7,719)	(172)	(7,891)
BNP Paribas SA	CVS Health Corp.	0.667%	455,000	USD	455,000	1.000%	Quarterly	Jun 2023	6,229	1,217	7,446
Citibank N.A.	Republic of Colombia	1.117%	240,000	USD	240,000	1.000%	Quarterly	Jun 2023	(579)	(175)	(754)
Citibank N.A.	Republic of Colombia	1.117%	50,000	USD	50,000	1.000%	Quarterly	Jun 2023	(110)	(1,213)	(1,323)
Citibank N.A.	Republic of Colombia	1.117%	90,000	USD	90,000	1.000%	Quarterly	Jun 2023	(237)	(451)	(688)
Citibank N.A.	Republic of Colombia	1.117%	190,000	USD	190,000	1.000%	Quarterly	Jun 2023	(417)	(180)	(597)
Citibank N.A.	United Mexican States	1.203%	200,000	USD	200,000	1.000%	Quarterly	Jun 2023	(1,225)	(162)	(1,387)
Goldman Sachs and Company	Chesapeake Energy Corp.	4.794%	80,000	USD	80,000	5.000%	Quarterly	Jun 2023	—	1,491	1,491
Goldman Sachs and Company	Chesapeake Energy Corp.	4.794%	45,000	USD	45,000	5.000%	Quarterly	Jun 2023	(220)	440	220
Goldman Sachs and Company	CVS Health Corp.	0.667%	260,000	USD	260,000	1.000%	Quarterly	Jun 2023	3,093	1,301	4,394
Goldman Sachs and Company	Federative Republic of Brazil	3.009%	130,000	USD	130,000	1.000%	Quarterly	Jun 2023	(10,403)	(308)	(10,711)
Goldman Sachs and Company	Federative Republic of Brazil	3.009%	135,000	USD	135,000	1.000%	Quarterly	Jun 2023	(10,539)	(584)	(11,123)
Goldman Sachs and Company	Federative Republic of Brazil	3.009%	130,000	USD	130,000	1.000%	Quarterly	Jun 2023	(10,250)	(461)	(10,711)
Goldman Sachs and Company	Federative Republic of Brazil	3.009%	75,000	USD	75,000	1.000%	Quarterly	Jun 2023	(6,031)	(148)	(6,179)
JPMorgan Chase Bank N.A.	Humana, Inc.	0.105%	180,000	USD	180,000	1.000%	Quarterly	Dec 2018	67	(172)	(105)
JPMorgan Chase Bank N.A.	American Airlines Group, Inc.	0.856%	245,000	USD	245,000	5.000%	Quarterly	Jun 2020	16,691	3,693	20,384
JPMorgan Chase Bank N.A.	International Paper Company	0.638%	470,000	USD	470,000	1.000%	Quarterly	Jun 2023	4,544	3,721	8,265
JPMorgan Chase Bank N.A.	International Paper Company	0.638%	520,000	USD	520,000	1.000%	Quarterly	Jun 2023	4,556	4,621	9,177
SEE NOTES TO FINANCIAL STATEMENTS	ANNUAL REPORT | JOHN HANCOCK SPECTRUM INCOME FUND	29

Credit default swaps - Seller (continued)
Counterparty (OTC)/ Centrally cleared	Reference obligation	Implied credit spread	Notional amount	Currency	USD notional amount	Received fixed rate	Fixed payment frequency	Maturity date	Unamortized upfront payment paid (received)	Unrealized appreciation (depreciation)	Value
JPMorgan Chase Bank N.A.	Republic of South Africa	2.292%	179,983	USD	$ 179,983	1.000%	Quarterly	Jun 2023	$ (6,160)	$ (3,467)	$ (9,627)
JPMorgan Chase Bank N.A.	Republic of South Africa	2.292%	290,017	USD	290,017	1.000%	Quarterly	Jun 2023	(9,577)	(5,940)	(15,517)
JPMorgan Chase Bank N.A.	Republic of South Africa	2.292%	118,000	USD	118,000	1.000%	Quarterly	Jun 2023	(4,354)	(1,954)	(6,308)
JPMorgan Chase Bank N.A.	United Mexican States	1.203%	380,000	USD	380,000	1.000%	Quarterly	Jun 2023	(1,993)	(643)	(2,636)
					$5,160,000				$(47,109)	$(7,592)	$(54,701)

Derivatives Currency Abbreviations
ARS	Argentine Peso
AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CHF	Swiss Franc
CLP	Chilean Peso
CNY	Chinese Yuan Renminbi
COP	Colombian Peso
CZK	Czech Republic Koruna
DKK	Danish Krone
EGP	Egyptian Pound
EUR	Euro
GBP	Pound Sterling
HUF	Hungarian Forint
IDR	Indonesian Rupiah
ILS	Israeli New Shekel
INR	Indian Rupee
JPY	Japanese Yen
KRW	Korean Won
MXN	Mexican Peso
MYR	Malaysian Ringgit
NOK	Norwegian Krone
NZD	New Zealand Dollar
PEN	Peruvian Nuevo Sol
PHP	Philippine Peso
PLN	Polish Zloty
RON	Romanian New Leu
RUB	Russian Ruble
SEK	Swedish Krona
SGD	Singapore Dollar
THB	Thai Bhat
TRY	Turkish Lira
30	JOHN HANCOCK SPECTRUM INCOME FUND | ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

TWD	New Taiwan Dollar
USD	U.S. Dollar
ZAR	South African Rand

Derivatives Abbreviations
BBA	The British Banker's Association
BUBOR	Budapest Interbank Offered Rate
LIBOR	London Interbank Offered Rate
MIFOR	Mumbai Interbank Forward Offer Rate
PRIBOR	Prague Interbank Offered Rate
WIBOR	Warsaw Interbank Offered Rate
At 8-31-18, the aggregate cost of investments for federal income tax purposes was $844,160,213. Net unrealized appreciation aggregated to $2,034,429, of which $29,414,268 related to gross unrealized appreciation and $27,379,839 related to gross unrealized depreciation.
OTC is an abbreviation for over-the-counter. See Notes to financial statements regarding investment transactions and other derivatives information.
SEE NOTES TO FINANCIAL STATEMENTS	ANNUAL REPORT | JOHN HANCOCK SPECTRUM INCOME FUND	31

Financial statements
STATEMENT OF ASSETS AND LIABILITIES 8-31-18

Assets
Unaffiliated investments, at value (Cost $855,043,438) including $684,886 of securities loaned	$863,908,862
Affiliated investments, at value (Cost $704,676)	704,697
Total investments, at value (Cost $855,748,114)	864,613,559
Swap contracts, at value (net unamortized upfront payment of $207,718)	367,539
Receivable for centrally cleared swaps (including collateral of $475,859)	484,220
Unrealized appreciation on forward foreign currency contracts	1,392,820
Cash	3,107
Foreign currency, at value (Cost $1,018,478)	993,036
Collateral held at broker for futures contracts	104,730
Dividends and interest receivable	6,663,051
Receivable for fund shares sold	203,757
Receivable for investments sold	1,329,417
Receivable for delayed delivery securities sold	13,173,688
Receivable for securities lending income	584
Other assets	49,323
Total assets	889,378,831
Liabilities
Payable for sale commitments outstanding, at value (Proceeds received $18,610,093)	18,621,046
Unrealized depreciation on forward foreign currency contracts	1,120,920
Written options, at value (Premiums received $34,343)	25,501
Swap contracts, at value (net unamortized upfront payment of $109,513)	147,720
Payable for futures variation margin	63,791
Distributions payable	22
Payable for investments purchased	5,234,446
Payable for delayed delivery securities purchased	17,057,654
Payable for fund shares repurchased	85,165
Payable upon return of securities loaned	704,675
Payable to subadvisor	347,360
Payable to affiliates
Investment management fees	53
Accounting and legal services fees	41,971
Transfer agent fees	3,224
Trustees' fees	483
Other liabilities and accrued expenses	259,072
Total liabilities	43,713,103
Net assets	$845,665,728
Net assets consist of
Paid-in capital	$838,638,003
Undistributed net investment income	1,064,670
Accumulated net realized gain (loss) on investments, futures contracts, written options, foreign currency transactions and swap contracts	(3,012,944)
Net unrealized appreciation (depreciation) on investments, futures contracts, written options, translation of assets and liabilities in foreign currencies and swap contracts	8,975,999
Net assets	$845,665,728
32	JOHN HANCOCK SPECTRUM INCOME FUND | ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

STATEMENT OF ASSETS AND LIABILITIES  (continued)

Net asset value per share
Based on net asset value and shares outstanding - the fund has an unlimited number of shares authorized with no par value
Class A ($34,433,787 ÷ 3,302,613 shares) [1]	$10.43
Class C ($587,208 ÷ 56,316 shares) [1]	$10.43
Class NAV ($810,644,733 ÷ 77,698,493 shares)	$10.43
Maximum offering price per share
Class A (net asset value per share ÷ 96%)[2]	$10.86

[1]	Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.
[2]	On single retail sales of less than $100,000. On sales of $100,000 or more and on group sales the offering price is reduced.
SEE NOTES TO FINANCIAL STATEMENTS	ANNUAL REPORT | JOHN HANCOCK SPECTRUM INCOME FUND	33

STATEMENT OF OPERATIONS For the year ended  8-31-18

Investment income
Interest	$29,910,701
Dividends	2,479,951
Securities lending	27,913
Less foreign taxes withheld	(144,957)
Total investment income	32,273,608
Expenses
Investment management fees	6,480,949
Distribution and service fees	97,288
Accounting and legal services fees	129,006
Transfer agent fees	33,510
Trustees' fees	14,024
Custodian fees	193,566
State registration fees	42,013
Printing and postage	28,718
Professional fees	111,984
Other	33,994
Total expenses	7,165,052
Less expense reductions	(317,844)
Net expenses	6,847,208
Net investment income	25,426,400
Realized and unrealized gain (loss)
Net realized gain (loss) on
Unaffiliated investments and foreign currency transactions	9,132,540
Affiliated investments	(517)
Futures contracts	73,563
Forward foreign currency contracts	(530,062)
Written options	43,102
Swap contracts	(634,076)
8,084,550
Change in net unrealized appreciation (depreciation) of
Unaffiliated investments and translation of assets and liabilities in foreign currencies	(34,129,949)
Affiliated investments	50
Futures contracts	(79,441)
Forward foreign currency contracts	797,168
Written options	1,618
Swap contracts	478,288
(32,932,266)
Net realized and unrealized loss	(24,847,716)
Increase in net assets from operations	$578,684

34	JOHN HANCOCK SPECTRUM INCOME FUND | ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

STATEMENTS OF CHANGES IN NET ASSETS

	Year ended 8-31-18	Year ended 8-31-17
Increase (decrease) in net assets
From operations
Net investment income	$25,426,400	$29,830,783
Net realized gain	8,084,550	13,508,520
Change in net unrealized appreciation (depreciation)	(32,932,266)	(464,059)
Increase in net assets resulting from operations	578,684	42,875,244
Distributions to shareholders
From net investment income
Class A	(894,754)	(975,544)
Class C	(12,141)	(12,565)
Class NAV	(28,025,115)	(28,196,026)
From net realized gain
Class A	(246,081)	—
Class C	(4,349)	—
Class NAV	(7,370,141)	—
Total distributions	(36,552,581)	(29,184,135)
From fund share transactions	(25,702,576)	(49,876,083)
Total decrease	(61,676,473)	(36,184,974)
Net assets
Beginning of year	907,342,201	943,527,175
End of year	$845,665,728	$907,342,201
Undistributed net investment income	$1,064,670	$13,425
SEE NOTES TO FINANCIAL STATEMENTS	ANNUAL REPORT | JOHN HANCOCK SPECTRUM INCOME FUND	35

Financial highlights
CLASS A SHARES Period ended	8-31-18	8-31-17	8-31-16	8-31-15 [1]
Per share operating performance
Net asset value, beginning of period	$10.86	$10.70	$10.21	$10.56
Net investment income[2]	0.27	0.31	0.31	0.12
Net realized and unrealized gain (loss) on investments	(0.30)	0.15	0.51	(0.35)
Total from investment operations	(0.03)	0.46	0.82	(0.23)
Less distributions
From net investment income	(0.31)	(0.30)	(0.29)	(0.12)
From net realized gain	(0.09)	—	(0.04)	—
Total distributions	(0.40)	(0.30)	(0.33)	(0.12)
Net asset value, end of period	$10.43	$10.86	$10.70	$10.21
Total return (%)[3,4]	(0.27)	4.37	8.18	(2.20) [5]
Ratios and supplemental data
Net assets, end of period (in millions)	$34	$27	$24	$2
Ratios (as a percentage of average net assets):
Expenses before reductions	1.20	1.22	1.18 [6]	1.20 [7]
Expenses including reductions	1.12	1.12	1.08 [6]	1.12 [7]
Net investment income	2.54	2.88	2.99	2.76 [7]
Portfolio turnover (%)	65	69	72	76 [8]

[1]	The inception date for Class A shares is 3-27-15.
[2]	Based on average daily shares outstanding.
[3]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[4]	Does not reflect the effect of sales charges, if any.
[5]	Not annualized.
[6]	Includes reimbursement for overbilling of custody expenses in prior years of 0.04%.
[7]	Annualized.
[8]	Portfolio turnover is shown for the period from 9-1-14 to 8-31-15.
36	JOHN HANCOCK SPECTRUM INCOME FUND | ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

CLASS C SHARES Period ended	8-31-18	8-31-17	8-31-16	8-31-15 [1]
Per share operating performance
Net asset value, beginning of period	$10.86	$10.70	$10.21	$10.56
Net investment income[2]	0.19	0.23	0.23	0.09
Net realized and unrealized gain (loss) on investments	(0.30)	0.15	0.51	(0.35)
Total from investment operations	(0.11)	0.38	0.74	(0.26)
Less distributions
From net investment income	(0.23)	(0.22)	(0.21)	(0.09)
From net realized gain	(0.09)	—	(0.04)	—
Total distributions	(0.32)	(0.22)	(0.25)	(0.09)
Net asset value, end of period	$10.43	$10.86	$10.70	$10.21
Total return (%)[3,4]	(1.02)	3.60	7.37	(2.50) [5]
Ratios and supplemental data
Net assets, end of period (in millions)	$1	$1	$1	$— [6]
Ratios (as a percentage of average net assets):
Expenses before reductions	1.90	1.92	1.88 [7]	1.90 [8]
Expenses including reductions	1.87	1.87	1.83 [7]	1.87 [8]
Net investment income	1.79	2.14	2.19	2.03 [8]
Portfolio turnover (%)	65	69	72	76 [9]

[1]	The inception date for Class C shares is 3-27-15.
[2]	Based on average daily shares outstanding.
[3]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[4]	Does not reflect the effect of sales charges, if any.
[5]	Not annualized.
[6]	Less than $500,000.
[7]	Includes reimbursement for overbilling of custody expenses in prior years of 0.04%.
[8]	Annualized.
[9]	Portfolio turnover is shown for the period from 9-1-14 to 8-31-15.
SEE NOTES TO FINANCIAL STATEMENTS	ANNUAL REPORT | JOHN HANCOCK SPECTRUM INCOME FUND	37

CLASS NAV SHARES Period ended	8-31-18	8-31-17	8-31-16	8-31-15	8-31-14
Per share operating performance
Net asset value, beginning of period	$10.87	$10.71	$10.22	$11.25	$10.89
Net investment income[1]	0.31	0.35	0.34	0.32	0.36
Net realized and unrealized gain (loss) on investments	(0.31)	0.15	0.51	(0.66)	0.63
Total from investment operations	—	0.50	0.85	(0.34)	0.99
Less distributions
From net investment income	(0.35)	(0.34)	(0.32)	(0.41)	(0.35)
From net realized gain	(0.09)	—	(0.04)	(0.28)	(0.28)
Total distributions	(0.44)	(0.34)	(0.36)	(0.69)	(0.63)
Net asset value, end of period	$10.43	$10.87	$10.71	$10.22	$11.25
Total return (%)[2]	(0.01)	4.75	8.58	(3.05)	9.30
Ratios and supplemental data
Net assets, end of period (in millions)	$811	$879	$919	$901	$965
Ratios (as a percentage of average net assets):
Expenses before reductions	0.80	0.80	0.76 [3]	0.78	0.79
Expenses including reductions	0.76	0.76	0.72 [3]	0.75	0.75
Net investment income	2.89	3.24	3.31	2.99	3.22
Portfolio turnover (%)	65	69	72	76	59

[1]	Based on average daily shares outstanding.
[2]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[3]	Includes reimbursement for overbilling of custody expenses in prior years of 0.04%.
38	JOHN HANCOCK SPECTRUM INCOME FUND | ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

Notes to financial statements

Note 1 — Organization

John Hancock Spectrum Income Fund (the fund) is a series of John Hancock Funds II (the Trust), an open-end management investment company organized as a Massachusetts business trust and registered under the Investment Company Act of 1940, as amended (the 1940 Act). The investment objective of the fund is to seek a high level of current income with moderate share price fluctuation.

The fund may offer multiple classes of shares. The shares currently offered by the fund are detailed in the Statement of assets and liabilities. Class A and Class C shares are offered to all investors. Class NAV shares are offered to John Hancock affiliated funds of funds, retirement plans for employees of John Hancock and/or Manulife Financial Corporation, and certain 529 plans. Class C shares convert to Class A shares ten years after purchase (certain exclusions may apply). Shareholders of each class have exclusive voting rights to matters that affect that class. The distribution and service fees, if any, and transfer agent fees for each class may differ.

Note 2 — Significant accounting policies

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (US GAAP), which require management to make certain estimates and assumptions as of the date of the financial statements. Actual results could differ from those estimates and those differences could be significant. The fund qualifies as an investment company under Topic 946 of Accounting Standards Codification of US GAAP.

Events or transactions occurring after the end of the fiscal period through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the fund:

Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 p.m., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the net asset value (NAV) may be determined as of the regularly scheduled close of the NYSE pursuant to the fund's Valuation Policies and Procedures.

In order to value the securities, the fund uses the following valuation techniques: Debt obligations are valued based on the evaluated prices provided by an independent pricing vendor or from broker-dealers. Independent pricing vendors utilize matrix pricing which takes into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data, as well as broker supplied prices. Equity securities, held by the fund are typically valued at the last sale price or official closing price on the exchange or principal market where the security trades. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Investments by the fund in open-end mutual funds, including John Hancock Collateral Trust (JHCT), are valued at their respective NAVs each business day. Options listed on an exchange are valued at the mean of the most recent bid and ask prices from the exchange where the option trades. Swaps and unlisted options are valued using evaluated prices obtained from an independent pricing vendor. Futures contracts are typically valued at settlement prices, which are the official closing prices published by the exchange on which they trade. Foreign equity index futures that trade in the electronic trading market subsequent to the close of regular trading may be valued at the last traded price in the electronic trading market as of 4:00 p.m. ET or may be fair valued based on fair value adjustment factors provided by an independent pricing vendor in order to adjust for events that may occur between the close of foreign exchanges or markets and the close of the NYSE. Foreign securities and currencies, including forward foreign currency contracts, are valued in U.S. dollars based on foreign currency exchange rates supplied by an independent pricing vendor.

In certain instances, the Pricing Committee may determine to value equity securities using prices obtained from another exchange or market if trading on the exchange or market on which prices are typically obtained did not open for trading as scheduled, or if trading closed earlier than scheduled, and trading occurred as normal on another exchange or market.

Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the fund's Pricing Committee following procedures established by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the

ANNUAL REPORT   |   JOHN HANCOCK SPECTRUM INCOME FUND       39

value that would have been used had a ready market for such securities existed. Trading in foreign securities may be completed before the scheduled daily close of trading on the NYSE. Significant events at the issuer or market level may affect the values of securities between the time when the valuation of the securities is generally determined and the close of the NYSE. If a significant event occurs, these securities may be fair valued, as determined in good faith by the fund's Pricing Committee, following procedures established by the Board of Trustees. The fund uses fair value adjustment factors provided by an independent pricing vendor to value certain foreign securities in order to adjust for events that may occur between the close of foreign exchanges or markets and the close of the NYSE.

The fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the fund's own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.

The following is a summary of the values by input classification of the fund's investments as of August 31, 2018, by major security category or type:

	Total value at 8-31-18	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
Investments in securities:
Assets
U.S. Government and Agency obligations	$222,202,020	—	$222,202,020	—
Foreign government obligations	112,463,826	—	112,463,826	—
Corporate bonds	279,884,447	—	279,396,459	$487,988
Convertible bonds	692,536	—	692,536	—
Municipal bonds	2,969,403	—	2,969,403	—
Term loans	64,899,014	—	64,899,014	—
Collateralized mortgage obligations	28,869,067	—	28,869,067	—
Asset backed securities	36,585,202	—	36,585,202	—
Common stocks	82,831,188	$79,826,197	3,004,991	—
Preferred securities	3,087,970	3,087,970	—	—
Purchased options	39,020	—	39,020	—
Securities lending collateral	704,697	704,697	—	—
Short-term investments	29,385,169	24,962,819	4,422,350	—
Total investments in securities	$864,613,559	$108,581,683	$755,543,888	$487,988
Liabilities
Sale commitments outstanding	$(18,621,046)	—	$(18,621,046)	—
Derivatives:
Assets
Futures	$76,312	$76,312	—	—
Forward foreign currency contracts	1,392,820	—	$1,392,820	—
Swap contracts	376,847	—	376,847	—
Liabilities

ANNUAL REPORT   |   JOHN HANCOCK SPECTRUM INCOME FUND       40

	Total value at 8-31-18	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
Futures	(141,410)	($141,410)	—	—
Forward foreign currency contracts	(1,120,920)	—	($1,120,920)	—
Written options	(25,501)	(17,344)	(8,157)	—
Swap contracts	(356,019)	—	(356,019)	—

Repurchase agreements. The fund may enter into repurchase agreements. When the fund enters into a repurchase agreement, it receives collateral that is held in a segregated account by the fund's custodian. The collateral amount is marked-to-market and monitored on a daily basis to ensure that the collateral held is in an amount not less than the principal amount of the repurchase agreement plus any accrued interest. Collateral received by the fund for repurchase agreements is disclosed in the Fund's investments as part of the caption related to the repurchase agreement.

Repurchase agreements are typically governed by the terms and conditions of the Master Repurchase Agreement and/or Global Master Repurchase Agreement (collectively, MRA). Upon an event of default, the non-defaulting party may close out all transactions traded under the MRA and net amounts owed. Absent an event of default, assets and liabilities resulting from repurchase agreements are not offset in the Statement of assets and liabilities. In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the collateral value may decline or the counterparty may have insufficient assets to pay back claims resulting from close-out of the transactions.

When-issued/delayed-delivery securities. The fund may purchase or sell debt securities on a when-issued or delayed-delivery basis, or in a "To Be Announced" (TBA) or "forward commitment" transaction, with delivery or payment to occur at a later date beyond the normal settlement period. TBA securities resulting from these transactions are included in the Portfolio of Investments or in a schedule to the Portfolio of Investments (Sale Commitments Outstanding). At the time a fund enters into a commitment to purchase or sell a security, the transaction is recorded and the value of the security is reflected in the fund's NAV. The price of such security and the date that the security will be delivered and paid for are fixed at the time the transaction is negotiated. The value of the security may vary with market fluctuations. No interest accrues to the portfolio until settlement takes place. At the time that the portfolio enters into this type of transaction, the portfolio is required to have sufficient cash and/or liquid securities to cover its commitments.

Certain risks may arise upon entering into when-issued or delayed-delivery securities transactions, including the potential inability of counterparties to meet the terms of their contracts, and the issuer's failure to issue the securities due to political, economic or other factors. Additionally, losses may arise due to declines in the value of the securities purchased or increase in the value of securities sold prior to settlement date.

Term loans (Floating rate loans). The fund may invest in term loans, which are debt securities and are often rated below investment grade at the time of purchase. Term loans are generally subject to legal or contractual restrictions on resale and generally have longer settlement periods than conventional debt securities. Term loans involve special types of risk, including credit risk, interest-rate risk, counterparty risk and risk associated with extended settlement. The liquidity of term loans, including the volume and frequency of secondary market trading in such loans, varies significantly over time and among individual loans. During periods of infrequent trading, valuing a term loan can be more difficult and buying and selling a term loan at an acceptable price can be more difficult and delayed, which could result in a loss.

The fund's ability to receive payments of principal, interest and other amounts in connection with term loans will depend primarily on the financial condition of the borrower. The fund's failure to receive scheduled payments on a term loan due to a default, bankruptcy or other reason would adversely affect the fund's income and would likely reduce the value of its assets. Transactions in loan investments typically take a significant amount of time (i.e., seven days or longer) to settle. This could pose a liquidity risk to the fund and, if the fund's exposure to such investments is substantial, could impair the fund's ability to meet redemptions. Because term loans may not be rated by independent credit rating agencies, a decision to invest in a particular loan could depend exclusively

ANNUAL REPORT   |   JOHN HANCOCK SPECTRUM INCOME FUND       41

on the subadvisor's credit analysis of the borrower and/or term loan agents. There is greater risk that the fund may have limited rights to enforce the terms of an underlying loan than for other types of debt instruments.

Security transactions and related investment income. Investment security transactions are accounted for on a trade date plus one basis for daily NAV calculations. However, for financial reporting purposes, investment transactions are reported on trade date. Interest income is accrued as earned. Interest income includes coupon interest and amortization/accretion of premiums/discounts on debt securities. Debt obligations may be placed in a non-accrual status and related interest income may be reduced by stopping current accruals and writing off interest receivable when the collection of all or a portion of interest has become doubtful. Dividend income is recorded on the ex-date, except for dividends of foreign securities where the dividend may not be known until after the ex-date. In those cases, dividend income, net of withholding taxes, is recorded when the fund becomes aware of the dividends. Non-cash dividends, if any, are recorded at the fair market value of the securities received. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds from litigation.

Inflation-indexed bonds. Inflation-indexed bonds are securities that generally have a lower coupon interest rate fixed at issuance but whose principal value is periodically adjusted based on a rate of inflation, such as the Consumer Price Index. Over the life of an inflation-indexed bond, interest is paid on the inflation adjusted principal value as described above. Increases in the principal amount of these securities are recorded as interest income. Decreases in the principal amount of these securities may reduce interest income to the extent of income previously recorded. If these decreases are in excess of income previously recorded, an adjustment to the cost of the security is made.

Securities lending. The fund may lend its securities to earn additional income. The fund receives cash collateral from the borrower in an amount not less than the market value of the loaned securities. The fund will invest its collateral in JHCT, an affiliate of the fund, which has a floating NAV and is registered with the Securities and Exchange Commission as an investment company. JHCT invests in short-term money market investments. The fund will receive the benefit of any gains and bear any losses generated by JHCT with respect to the cash collateral.

The fund has the right to recall loaned securities on demand. If a borrower fails to return loaned securities when due, then the lending agent is responsible and indemnifies the fund for the lent securities. The lending agent uses the collateral received from the borrower to purchase replacement securities of the same issue, type, class and series of the loaned securities. If the value of the collateral is less than the purchase cost of replacement securities, the lending agent is responsible for satisfying the shortfall but only to the extent that the shortfall is not due to any decrease in the value of JHCT.

Although the risk of the loss of the securities lent is mitigated by receiving collateral from the borrower and through lending agent indemnification, the fund could experience a delay in recovering securities or could experience a lower than expected return if the borrower fails to return the securities on a timely basis. The fund receives compensation for lending its securities by retaining a portion of the return on the investment of the collateral and compensation from fees earned from borrowers of the securities. Securities lending income received by the fund is net of fees retained by the securities lending agent. Net income received from JHCT is a component of securities lending income as recorded on the Statement of operations.

Obligations to repay collateral received by the fund are shown on the Statement of assets and liabilities as Payable upon return of securities loaned and are secured by the loaned securities. As of August 31, 2018, the fund loaned securities valued at $684,886 and received $704,675 of cash collateral.

Foreign investing. Assets, including investments and liabilities denominated in foreign currencies, are translated into U.S. dollar values each day at the prevailing exchange rate. Purchases and sales of securities, income and expenses are translated into U.S. dollars at the prevailing exchange rate on the date of the transaction. The effect of changes in foreign currency exchange rates on the value of securities is reflected as a component of the realized and unrealized gains (losses) on investments. Foreign investments are subject to a decline in the value of a foreign currency versus the U.S. dollar, which reduces the dollar value of securities denominated in that currency.

Funds that invest internationally generally carry more risk than funds that invest strictly in U.S. securities. These risks are heightened for investments in emerging markets. Risks can result from differences in economic and political conditions, regulations, market practices (including higher transaction costs), accounting standards and other factors.

ANNUAL REPORT   |   JOHN HANCOCK SPECTRUM INCOME FUND       42

Foreign taxes. The fund may be subject to withholding tax on income, capital gains or repatriation taxes imposed by certain countries, a portion of which may be recoverable. Foreign taxes are accrued based upon the fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests. Taxes are accrued based on gains realized by the fund as a result of certain foreign security sales. In certain circumstances, estimated taxes are accrued based on unrealized appreciation of such securities. Investment income is recorded net of foreign withholding taxes, less any amounts reclaimable.

Line of credit. The fund may have the ability to borrow from banks for temporary or emergency purposes, including meeting redemption requests that otherwise might require the untimely sale of securities. Pursuant to the fund's custodian agreement, the custodian may loan money to the funds to make properly authorized payments. The fund is obligated to repay the custodian for any overdraft, including any related costs or expenses. The custodian may have a lien, security interest or security entitlement in any fund property that is not otherwise segregated or pledged, to the extent of any overdraft, and to the maximum extent permitted by law.

The fund and other affiliated funds have entered into a syndicated line of credit agreement with Citibank, N.A. as the administrative agent that enables them to participate in a $750 million unsecured committed line of credit. Excluding commitments designated for a certain fund and subject to the needs of all other affiliated funds, the fund can borrow up to an aggregate commitment amount of $500 million, subject to asset coverage and other limitations as specified in the agreement. A commitment fee payable at the end of each calendar quarter, based on the average daily unused portion of the line of credit, is charged to each participating fund based on a combination of fixed and asset based allocations and is reflected in Other expenses on the Statement of operations. For the year ended August 31, 2018, the fund had no borrowings under the line of credit. Commitment fees for the year ended August 31, 2018 were $3,775.

Expenses. Within the John Hancock group of funds complex, expenses that are directly attributable to an individual fund are allocated to such fund. Expenses that are not readily attributable to a specific fund are allocated among all funds in an equitable manner, taking into consideration, among other things, the nature and type of expense and the fund's relative net assets. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Class allocations. Income, common expenses and realized and unrealized gains (losses) are determined at the fund level and allocated daily to each class of shares based on the net assets of the class. Class-specific expenses, such as distribution and service fees, if any, and transfer agent fees, for all classes, are charged daily at the class level based on the net assets of each class and the specific expense rates applicable to each class.

Federal income taxes. The fund intends to continue to qualify as a regulated investment company by complying with the applicable provisions of the Internal Revenue Code and will not be subject to federal income tax on taxable income that is distributed to shareholders. Therefore, no federal income tax provision is required.

Net capital losses of $3,661,499 that are the result of security transactions occurring after October 31, 2017, are treated as occurring on September 1, 2018, the first day of the fund's next taxable year.

As of August 31, 2018, the fund had no uncertain tax positions that would require financial statement recognition, derecognition or disclosure. The fund's federal tax returns are subject to examination by the Internal Revenue Service for a period of three years.

Distribution of income and gains. Distributions to shareholders from net investment income and net realized gains, if any, are recorded on the ex-date. The fund generally declares dividends daily and pays them monthly. The fund typically declares and pays capital gain distributions, if any, at least, annually.

The tax character of distributions for the years ended August 31,2018 and 2017 was as follows:

	August 31, 2018	August 31, 2017
Ordinary Income	$29,165,783	$29,184,135
Long-term Capital Gains	7,386,798	—
Total	$36,552,581	$29,184,135

Distributions paid by the fund with respect to each class of shares are calculated in the same manner, at the same time and in the same amount, except for the effect of class level expenses that may be applied differently to each class. As of August 31, 2018, the

ANNUAL REPORT   |   JOHN HANCOCK SPECTRUM INCOME FUND       43

components of distributable earnings on a tax basis consisted of $1,959,352 of undistributed ordinary income and $6,820,969 of undistributed long-term capital gains.

Such distributions and distributable earnings, on a tax basis, are determined in conformity with income tax regulations, which may differ from US GAAP. Distributions in excess of tax basis earnings and profits, if any, are reported in the fund's financial statements as a return of capital.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences, if any, will reverse in a subsequent period. Book tax differences are primarily attributable to foreign currency transactions, amortization and accretion on debt securities, and wash sale loss deferrals.

Note 3 — Derivative Instruments

The fund may invest in derivatives in order to meet its investment objective. Derivatives include a variety of different instruments that may be traded in the over-the-counter (OTC) market, on a regulated exchange or through a clearing facility. The risks in using derivatives vary depending upon the structure of the instruments, including the use of leverage, optionality, the liquidity or lack of liquidity of the contract, the creditworthiness of the counterparty or clearing organization and the volatility of the position. Some derivatives involve risks that are potentially greater than the risks associated with investing directly in the referenced securities or other referenced underlying instrument. Specifically, the fund is exposed to the risk that the counterparty to an OTC derivatives contract will be unable or unwilling to make timely settlement payments or otherwise honor its obligations. OTC derivatives transactions typically can only be closed out with the other party to the transaction.

Forward foreign currency contracts, certain options and certain swaps are typically traded through the OTC market. Certain forwards, options and swaps are regulated by the Commodity Futures Trading Commission. Derivative counterparty risk is managed through an ongoing evaluation of the creditworthiness of all potential counterparties and, if applicable, designated clearing organizations. The fund attempts to reduce its exposure to counterparty risk for derivatives traded in the OTC market, whenever possible, by entering into an International Swaps and Derivatives Association (ISDA) Master Agreement with each of its OTC counterparties. The ISDA gives each party to the agreement the right to terminate all transactions traded under the agreement if there is certain deterioration in the credit quality or contractual default of the other party, as defined in the ISDA. Upon an event of default or a termination of the ISDA, the non-defaulting party has the right to close out all transactions and to net amounts owed.

As defined by the ISDA, the fund may have collateral agreements with certain counterparties to mitigate counterparty risk on OTC derivatives. Subject to established minimum levels, collateral for OTC transactions is generally determined based on the net aggregate unrealized gain or loss on contracts with a particular counterparty. Collateral pledged to the fund is held in a segregated account by a third-party agent or held by the custodian bank for the benefit of the fund and can be in the form of cash or debt securities issued by the U.S. government or related agencies; collateral posted by the fund for OTC transactions is held in a segregated account at the fund's custodian and is noted in the accompanying fund's investments, or if cash is posted, on the Statement of assets and liabilities. The fund's maximum risk of loss due to counterparty risk is equal to the asset value of outstanding contracts offset by collateral received.

Futures, certain options and centrally-cleared swaps are traded or cleared on an exchange or central clearinghouse. Exchange-traded or centrally-cleared transactions generally present less counterparty risk to a fund than OTC transactions. The exchange or clearinghouse stands between the fund and the broker to the contract and therefore, credit risk is generally limited to the failure of the exchange or clearinghouse and the clearing member.

Centrally-cleared swap contracts are subject to clearinghouse rules, including initial and variation margin requirements, daily settlement of obligations and the clearinghouse guarantee of payments to the broker. There is, however, still counterparty risk due to the potential insolvency of the broker with respect to any margin held in the brokers' customer accounts. While clearing members are required to segregate customer assets from their own assets, in the event of insolvency, there may be a shortfall in the amount of margin held by the broker for its clients. Collateral or margin requirements for exchange-traded or centrally-cleared derivatives are set by the broker or applicable clearinghouse. Margin for exchange-traded and centrally-cleared transactions is detailed in the Statements of assets and liabilities as Collateral held at broker for futures contracts and receivable for centrally-cleared swaps,

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respectively. Securities pledged by the fund for exchange-traded and centrally-cleared transactions, if any, are identified in the Fund's investments.

Futures. A futures contract is a contractual agreement to buy or sell a particular currency or financial instrument at a pre-determined price in the future. Risks related to the use of futures contracts include possible illiquidity of the futures markets, contract prices that can be highly volatile and imperfectly correlated to movements in the underlying financial instrument and potential losses in excess of the amounts recognized on the Statement of assets and liabilities. Use of long futures contracts subjects the fund to the risk of loss up to the notional value of the futures contracts. Use of short futures contracts subjects the fund to unlimited risk of loss.

Upon entering into a futures contract, the fund is required to deposit initial margin with the broker in the form of cash or securities. The amount of required margin is generally based on a percentage of the contract value; this amount is the initial margin for the trade. The margin deposit must then be maintained at the established level over the life of the contract. Futures margin receivable / payable is included on the Statement of assets and liabilities. Futures contracts are marked-to-market daily and an appropriate payable or receivable for the change in value (variation margin) and unrealized gain or loss is recorded by the fund. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

During the year ended August 31, 2018, the fund used futures contracts to gain exposure to treasuries markets and foreign bond markets, manage against anticipated interest rate changes, manage duration of the fund, maintain diversity of the fund and as a substitute for securities purchased. The fund held futures contracts with notional values ranging from $57.9 million to $144.0 million, as measured at each quarter end.

Forward foreign currency contracts. A forward foreign currency contract is an agreement between two parties to buy and sell specific currencies at a price that is set on the date of the contract. The forward contract calls for delivery of the currencies on a future date that is specified in the contract. Risks related to the use of forwards include the possible failure of counterparties to meet the terms of the forward agreement, the failure of the counterparties to timely post collateral if applicable, the risk that currency movements will not favor the fund thereby reducing the fund's total return, and the potential for losses in excess of the amounts recognized on the Statement of assets and liabilities.

The market value of a forward foreign currency contract fluctuates with changes in foreign currency exchange rates. Forward foreign currency contracts are marked-to-market daily and the change in value is recorded by the fund as an unrealized gain or loss. Realized gains or losses, equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed, are recorded upon delivery or receipt of the currency or settlement with the counterparty.

During the year ended August 31, 2018, the fund used forward foreign currency contracts to manage against anticipated changes in currency exchange rates and manage currency exposure. The fund held forward foreign currency contracts with U.S. Dollar notional values ranging from $79.6 million to $160.0 million, as measured at each quarter end.

Options. There are two types of options, put options and call options. Options are traded either OTC or on an exchange. A call option gives the purchaser of the option the right to buy (and the seller the obligation to sell) the underlying instrument at the exercise price. A put option gives the purchaser of the option the right to sell (and the writer the obligation to buy) the underlying instrument at the exercise price. Writing puts and buying calls may increase the fund's exposure to changes in the value of the underlying instrument. Buying puts and writing calls may decrease the fund's exposure to such changes. Risks related to the use of options include the loss of premiums, possible illiquidity of the options markets, trading restrictions imposed by an exchange and movements in underlying security values, and for written options, potential losses in excess of the amounts recognized on the Statement of assets and liabilities. In addition, OTC options are subject to the risks of all OTC derivatives contracts.

When the fund purchases an option, the premium paid by the fund is included in the portfolio of investments and subsequently "marked-to-market" to reflect current market value. If the purchased option expires, the fund realizes a loss equal to the cost of the option. If the fund exercises a call option, the cost of the securities acquired by exercising the call is increased by the premium paid to buy the call. If the fund exercises a put option, it realizes a gain or loss from the sale of the underlying security and the proceeds from such sale are decreased by the premium paid. If the fund enters into a closing sale transaction, the fund realizes a gain or loss,

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depending on whether proceeds from the closing sale are greater or less than the original cost. When the fund writes an option, the premium received is included as a liability and subsequently "marked-to-market" to reflect the current market value of the option written. Premiums received from writing options that expire unexercised are recorded as realized gains. Premiums received from writing options which are exercised or are closed are added to or offset against the proceeds or amount paid on the transaction to determine the realized gain or loss. If a put option on a security is exercised, the premium received reduces the cost basis of the securities purchased by the fund. A credit default swaption is an option to enter into a credit default swap.

During the year ended August 31, 2018, the fund used purchased options contracts to manage against anticipated changes in currency exchange rates, gain exposure to foreign currency or a credit index, take a long position in the exposure of the benchmark, manage against potential credit events and as a substitute for securities purchased. The fund held purchased options contracts with market values ranging from $11,000 to $67,000, as measured at each quarter end.

During the year ended August 31, 2018, the fund wrote option contracts to manage against anticipated changes in currency exchange rates, gain exposure to foreign currency or a credit index, manage against potential credit events. The fund held written options contracts with market values ranging from $2,500 to $40,000, as measured at each quarter end.

Swaps. Swap agreements are agreements between the fund and counterparty to exchange cash flows, assets, foreign currencies or market-linked returns at specified intervals. Swap agreements are privately negotiated in the OTC market (OTC swaps) or may be executed on a registered commodities exchange (centrally cleared swaps). Swaps are marked-to-market daily and the change in value is recorded as a component of unrealized appreciation/depreciation of swap contracts. The value of the swap will typically impose collateral posting obligations on the party that is considered out-of-the-money on the swap.

Upfront payments made/received by the fund are amortized/accreted for financial reporting purposes, with the unamortized/unaccreted portion included in the Statement of assets and liabilities. A termination payment by the counterparty or the fund is recorded as realized gain or loss, as well as the net periodic payments received or paid by the fund.

Entering into swap agreements involves, to varying degrees, elements of credit, market and documentation risk that may provide outcomes that are in excess of the amounts recognized on the Statement of assets and liabilities. Such risks involve the possibility that there will be no liquid market for the swap, or that a counterparty may default on its obligation or delay payment under the swap terms. The counterparty may disagree or contest the terms of the swap. In addition to interest rate risk, market risks may also impact the swap. The fund may also suffer losses if it is unable to terminate or assign outstanding swaps or reduce its exposure through offsetting transactions.

Interest rate swaps. Interest rate swaps represent an agreement between the fund and a counterparty to exchange cash flows based on the difference between two interest rates applied to a notional amount. The payment flows are usually netted against each other, with the difference being paid by one party to the other. The fund settles accrued net interest receivable or payable under the swap contracts at specified, future intervals.

During the year ended August 31, 2018, the fund used interest rate swap contracts to manage duration of the fund and manage against anticipated interest rate changes. The fund held interest rate swaps with total USD notional amounts ranging from $7.6 million to $12.9 million, as measured at each quarter end.

Credit default swaps. Credit default swaps (CDS) involve the exchange of a fixed rate premium (paid by the Buyer), for protection against the loss in value of an underlying debt instrument, referenced entity or index, in the event of a defined credit event (such as payment default or bankruptcy). Under the terms of the swap, one party acts as a "guarantor" (the Seller), receiving the premium and agreeing to contingent payments that are specified within the credit default agreement. The fund may enter into CDS in which it may act as either Buyer or Seller. By acting as the Seller, the fund may incur economic leverage since it would be obligated to pay the Buyer the notional amount of the contract in the event of a default. The amount of loss in such case could be significant, but would typically be reduced by any recovery value on the underlying credit.

During the year ended August 31, 2018, the fund used CDS as a Buyer of protection to manage against potential credit events. The fund held credit default swap contracts with total USD notional amounts ranging from $9.1 million to $18.1 million, as measured at each quarter end.

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Implied credit spreads are utilized in determining the market value of CDS agreements in which the fund is the Seller at period end. The implied credit spread generally represents the yield of the instrument above a credit-risk free rate, such as the U.S. Treasury Bond Yield, and may include upfront payments required to be made to enter into the agreement. It also serves as an indicator of the current status of the payment/performance risk and represents the likelihood or risk of default for the credit derivative. Wider credit spreads represent a deterioration of the referenced entity's creditworthiness and an increased risk of default or other credit event occurring as defined under the terms of the agreement.

For CDS agreements where implied credit spreads are not reported or available, the average credit rating on the underlying index is shown. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity's creditworthiness and a greater likelihood of a credit event occurring. This is also represented by a decrease in the average credit rating of the underlying index. The maximum potential amount of future payments (undiscounted) that a fund as the Seller could be required to make under any CDS agreement equals the notional amount of the agreement.

During the year ended August 31, 2018, the fund used CDS as a Seller of protection to take a long position in the exposure of the benchmark credit. The fund acted as Seller on credit default swap contracts with total USD notional amounts ranging from $180,000 to $5.2 million as measured at each quarter end.

Fair value of derivative instruments by risk category

The table below summarizes the fair value of derivatives held by the fund at August 31, 2018 by risk category:

Risk	Statement of assets and liabilities location	Financial instruments location	Assets derivatives fair value	Liabilities derivatives fair value
Interest rate	Receivable/payable for futures variation margin	Futures†	$76,312	($141,410)
Foreign currency	Unrealized appreciation / depreciation on forward foreign currency contracts	Forward foreign currency contracts	1,392,820	(1,120,920)
Foreign currency	Unaffiliated investments, at value*	Purchased options	18,095	—
Credit	Unaffiliated investments, at value*	Purchased options	20,925	—
Interest rate	Written options, at value	Written options	—	(17,344)
Credit	Written options, at value	Written options	—	(8,157)
Interest rate	Swap contracts, at value	Interest rate swaps^	21,357	(75,136)
Credit	Swap contracts, at value	Credit default swaps^	355,490	(280,883)
			$1,884,999	($1,643,850)
† Reflects cumulative appreciation/depreciation on futures as disclosed in Fund's investments. Only the year end variation margin is separately disclosed on the Statement of assets and liabilities.
* Purchased options are included in Fund's investments.
^ Reflects cumulative value of swap contracts. Receivable for centrally cleared swaps, which includes value and margin, and swap contracts at value, which represents OTC swaps, are shown separately on the Statement of assets and liabilities.

For financial reporting purposes, the fund does not offset OTC derivative assets or liabilities that are subject to master netting arrangements, as defined by the ISDAs, in the Statement of assets and liabilities. In the event of default by the counterparty or a termination of the agreement, the ISDA allows an offset of amounts across the various transactions between the fund and the applicable counterparty.

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Effect of derivative instruments on the Statement of operations

The table below summarizes the net realized gain (loss) included in the net increase (decrease) in net assets from operations, classified by derivative instrument and risk category, for the year ended August 31, 2018:

Statement of operations location - net realized gain (loss) on:
Risk	Unaffiliated investments and foreign currency transactions [1]	Futures contracts	Forward foreign currency contracts	Written options	Swap contracts	Total
Equity	—	($324)	—	—	—	($324)
Credit	($77,979)	—	—	$31,237	($755,434)	(802,176)
Foreign currency	(104,015)	—	($530,062)	5,462	—	(628,615)
Interest rate	26,460	73,887	—	6,403	121,358	228,108
Total	($155,534)	$73,563	($530,062)	$43,102	($634,076)	($1,203,007)
[1] Realized gain/loss associated with purchased options is included in this caption on the Statement of operations.

The table below summarizes the net change in unrealized appreciation (depreciation) included in the net increase (decrease) in net assets from operations, classified by derivative instrument and risk category, for the year ended August 31, 2018:

Statement of operations location - change in net unrealized appreciation (depreciation) of:
Risk	Unaffiliated investments and translation of assets and liabilities in foreign currencies [1]	Futures contracts	Forward foreign currency contracts	Written options	Swap contracts	Total
Credit	($31,144)	—	—	$5,693	$497,902	$472,451
Foreign currency	63,474	—	$797,168	(4,441)	—	856,201
Interest rate	—	($79,441)	—	366	(19,614)	(98,689)
Total	$32,330	($79,441)	$797,168	$1,618	$478,288	$1,229,963
[1] Change in unrealized appreciation/depreciation associated with purchased options is included in this caption on the Statement of operations.

Note 4 — Guarantees and indemnifications

Under the Trust's organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust, including the fund. Additionally, in the normal course of business, the fund enters into contracts with service providers that contain general indemnification clauses. The fund's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the fund that have not yet occurred. The risk of material loss from such claims is considered remote.

Note 5 — Fees and transactions with affiliates

John Hancock Advisers, LLC (the Advisor) serves as investment advisor for the fund. John Hancock Funds, LLC (the Distributor), an affiliate of the Advisor, serves as principal underwriter of the fund. The Advisor and the Distributor are indirect, wholly owned subsidiaries of Manulife Financial Corporation (MFC).

Management fee. The fund has an investment management agreement with the Advisor under which the fund pays a daily management fee to the Advisor equivalent, on an annual basis, to the sum of: a) 0.800% of the first $250 million of the fund's aggregate daily net assets; and b) 0.725% of the aggregate daily net assets in excess of $250 million. Aggregate net assets include the net assets of the fund and New Income Trust, a series of John Hancock Variable Insurance Trust. The Advisor has a subadvisory agreement with T. Rowe Price Associates, Inc. The fund is not responsible for payment of the subadvisory fees.

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The Advisor has contractually agreed to waive a portion of its management fee and/or reimburse expenses for certain funds of the John Hancock group of funds complex, including the fund (the participating portfolios). This waiver is based upon aggregate net assets of all the participating portfolios. The amount of the reimbursement is calculated daily and allocated among all the participating portfolios in proportion to the daily net assets of each fund. During the year ended August 31, 2018, this waiver amounted to 0.01% of the fund's average net assets. This agreement expires on June 30, 2020, unless renewed by mutual agreement of the Fund and the Advisor based upon a determination that this is appropriate under the circumstances at that time.

The Advisor has contractually agreed to reduce its management fee or, if necessary, make payment to Class A and Class C shares to the extent necessary to maintain the total operating expenses at 1.12% and 1.87% for Class A and Class C shares, respectively, excluding certain expenses such as taxes, brokerage commissions, interest expense, litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the fund's business, underlying fund expenses (acquired fund fees) and short dividend expense. The current expense limitation agreement expires on December 31, 2018, unless renewed by mutual agreement of the fund and the Advisor based upon determination that this is appropriate under the circumstances at the time.

The Advisor has voluntarily agreed to waive a portion of its management fees for the fund. This voluntary waiver is the amount that the subadvisory fee is reduced by T. Rowe Price Associates, Inc. This voluntary expense reimbursement may terminate at any time.

For the year ended August 31, 2018, the expense reductions described above amounted to the following:

Class	Expense reduction	Class	Expense reduction
Class A	$25,555	Class NAV	$292,098
Class C	191	Total	$317,844

Expenses waived or reimbursed in the current fiscal period are not subject to recapture in future fiscal periods.

The investment management fees, including the impact of the waivers and reimbursements as described above, incurred for the year ended August 31, 2018 were equivalent to a net annual effective rate of 0.70% of the fund's average daily net assets.

Accounting and legal services. Pursuant to a service agreement, the fund reimburses the Advisor for all expenses associated with providing the administrative, financial, legal, accounting and recordkeeping services to the fund, including the preparation of all tax returns, periodic reports to shareholders and regulatory reports, among other services. These expenses are allocated to each share class based on its relative net assets at the time the expense was incurred. These accounting and legal services fees incurred for the year ended August 31, 2018 amounted to an annual rate of 0.01% of the fund's average daily net assets.

Distribution and service plans. The fund has a distribution agreement with the Distributor. The fund has adopted distribution and service plans with respect to Class A and Class C shares pursuant to Rule 12b-1 under the 1940 Act, to pay the Distributor for services provided as the distributor of shares of the fund. The fund may pay up to the following contractual rates of distribution and service fees under these arrangements, expressed as an annual percentage of average daily net assets for each class: 0.30% for Class A and 1.00% for Class C shares.

Sales charges. Class A shares are assessed up-front sales charges, which resulted in payments to the Distributor amounting to $135,211 for the year ended August 31, 2018. Of this amount, $19,369 was retained and used for printing prospectuses, advertising, sales literature and other purposes, $115,528 was paid as sales commissions to broker-dealers and $314 was paid as sales commissions to sales personnel of Signator Investors, Inc., a broker-dealer affiliate of the Advisor.

Class A and Class C shares may be subject to contingent deferred sales charges (CDSCs). Certain Class A shares that are acquired through purchases of $1 million or more and are redeemed within one year of purchase are subject to a 1.00% sales charge. Class C shares that are redeemed within one year of purchase are subject to a 1.00% CDSC. CDSCs are applied to the lesser of the current market value at the time of redemption or the original purchase cost of the shares being redeemed. Proceeds from CDSCs are used to compensate the Distributor for providing distribution-related services in connection with the sale of these shares. During the year ended August 31, 2018, CDSCs received by the Distributor amounted to $439 and $142 for Class A and Class C shares, respectively.

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Transfer agent fees. The John Hancock group of funds has a complex-wide transfer agent agreement with John Hancock Signature Services, Inc. (Signature Services), an affiliate of the Advisor. The transfer agent fees paid to Signature Services are determined based on the cost to Signature Services (Signature Services Cost) of providing recordkeeping services. It also includes out-of-pocket expenses, including payments made to third-parties for recordkeeping services provided to their clients who invest in one or more John Hancock funds. In addition, Signature Services Cost may be reduced by certain fees that Signature Services receives in connection with retirement and small accounts. Signature Services Cost is calculated monthly and allocated, as applicable, to five categories of share classes: Retail Share and Institutional Share Classes of Non-Municipal Bond Funds, Class R6 Shares, Retirement Share Classes and Municipal Bond Share Classes. Within each of these categories, the applicable costs are allocated to the affected John Hancock affiliated funds and/or classes, based on the relative average daily net assets.

Class level expenses. Class level expenses for the year ended August 31, 2018 were:

Class	Distribution and service fees	Transfer agent fees
Class A	$91,698	$32,907
Class C	5,590	603
Total	$97,288	$33,510

Trustee expenses. The fund compensates each Trustee who is not an employee of the Advisor or its affiliates. The costs of paying Trustee compensation and expenses are allocated to the fund based on its net assets relative to other funds within the John Hancock group of funds complex.

Note 6 — Fund share transactions

Transactions in fund shares for the years ended August 31, 2018 and 2017 were as follows:

		Year ended 8-31-18		Year ended 8-31-17
	Shares	Amount	Shares	Amount
Class A shares
Sold	1,261,426	$13,446,793	2,918,279	$31,025,269
Distributions reinvested	106,914	1,140,425	91,349	975,033
Repurchased	(580,354)	(6,196,237)	(2,721,685)	(29,252,410)
Net increase	787,986	$8,390,981	287,943	$2,747,892
Class C shares
Sold	23,902	$255,314	33,189	$352,922
Distributions reinvested	1,540	16,443	1,167	12,441
Repurchased	(20,820)	(222,419)	(44,964)	(476,949)
Net increase (decrease)	4,622	$49,338	(10,608)	$(111,586)
Class NAV shares
Sold	1,826,816	$19,578,850	2,788,712	$29,450,726
Distributions reinvested	3,311,868	35,395,256	2,641,332	28,196,026
Repurchased	(8,365,432)	(89,117,001)	(10,313,414)	(110,159,141)
Net decrease	(3,226,748)	$(34,142,895)	(4,883,370)	$(52,512,389)
Total net decrease	(2,434,140)	$(25,702,576)	(4,606,035)	$(49,876,083)

Affiliates of the fund owned 100% of shares of Class NAV on August 31, 2018. Such concentration of shareholders' capital could have a material effect on the fund if such shareholders redeem from the fund.

Note 7 — Purchase and sale of securities

Purchases and sales of securities, other than short-term securities and U.S. Treasury obligations, amounted to $472,730,121 and $517,606,831, respectively, for the year ended August 31, 2018. Purchases and sales of U.S. Treasury obligations aggregated $82,711,687 and $69,597,203, respectively, for the year ended August 31, 2018.

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Note 8 — Investment by affiliated funds

Certain investors in the fund are affiliated funds that are managed by the Advisor and its affiliates. The affiliated funds do not invest in the fund for the purpose of exercising management or control; however, this investment may represent a significant portion of the fund's net assets. At August 31, 2018, funds within the John Hancock group of funds complex held 95.8% of the fund's net assets. The following funds had an affiliate ownership of 5% or more of the fund's net assets:

Fund	Affiliate concentration
John Hancock Funds II Multimanager Lifestyle Balanced Portfolio	39.0%
John Hancock Funds II Multimanager Lifestyle Growth Portfolio	17.8%
John Hancock Funds II Multimanager Lifestyle Moderate Portfolio	13.7%
John Hancock Funds II Multimanager Lifestyle Conservative Portfolio	11.4%

Note 9 — Investment in affiliated underlying funds

The fund may invest in affiliated underlying funds that are managed by the Advisor and its affiliates. Information regarding the fund's purchases and sales of the affiliated underlying funds as well as income and capital gains earned, if any, during the period is as follows:

					Dividends and distributions
Fund	Beginning share amount	Shares purchased	Shares sold	Ending share amount	Income distributions received	Capital gain distributions received	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Ending value
John Hancock Collateral Trust*	101,654	1,880,499	(1,911,726)	70,427	—	—	($517)	$50	$704,697
*Refer to the Securities lending note within Note 2 for details regarding this investment.

Note 10 — Other Matters

The Trust and several of its funds, including Spectrum Income Fund (the fund), have been named as defendants in a number of adversary proceedings in state and Federal courts across the country arising out of an $8 billion leveraged buyout ("LBO") transaction in 2007 whereby the Tribune Company ("Tribune") converted to a privately held company. In Kirchner v. FitzSimons, No. 12-2652 (S.D.N.Y.) (the "FitzSimons Action"), the plaintiff alleges that Tribune insiders and shareholders were overpaid for their Tribune stock and is attempting to obtain from former shareholders the proceeds received in connection with the LBO. This claim was brought as a putative defendant class action that names certain shareholders as representatives of a potential class comprised of all Tribune shareholders that tendered their shares in the LBO and received proceeds as a result, including certain John Hancock mutual funds. Certain John Hancock mutual funds received a total of approximately $49 million in connection with the LBO. In addition, a group of Tribune creditors filed fifty-three actions in various state and federal courts against former Tribune shareholders asserting state law constructive fraudulent conveyance claims arising out of the 2007 LBO (the "SLCFC Actions"). The FitzSimons Action and the SLCFC Actions have been consolidated with the majority of the other LBO-related lawsuits in a multidistrict litigation proceeding captioned in re Tribune Company Fraudulent Conveyance Litigation, No.11-md-2696 (S.D.N.Y.). The total amount at issue for the Spectrum Income Fund is approximately $2.1 million.

At this time, the fund cannot predict the outcome of these proceedings. If the proceeding were to be decided in a manner adverse to the fund or if the fund enters into a settlement agreement with the plaintiffs, the payment of such judgement or settlement could have an adverse effect on the fund's net asset value.

On June 30, 2016, the fund received a reimbursement from T.Rowe Price Associates Inc., the fund's subadvisor, due to a proxy voting error by the subadvisor in relation to a tender offer for shares of Dell Inc. The fund received a payment from the subadvisor of approximately $564,000 reflecting the difference between the tender offer price of $13.75 per share and the Delaware Chancery Court's valuation opinion of $17.62 a share, plus interest accrued at the statutory rate, and minus a pro

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rata share of attorneys' fees. The reimbursement agreement with the subadvisor allowed for adjustments to the payment made to the fund should the appraisal value change at a future date. On December 14, 2017, the Delaware Supreme Court reversed and remanded the appraisal decision by the Delaware Chancery Court related to the Dell Inc. tender offer. Beginning in June 2018, settlement action between Dell Inc. and the remaining petitioners commenced. After consultation with T.Rowe Price, it became clear that the last remaining petitioners would be settling soon and that the Delaware Chancery Court action would be concluded. As a result of this consultation, on August 21, 2018, the fund accrued a loss contingency for $347,360 based on an appraisal value of $13.83 per share plus accrued interest and the fund's obligations under the reimbursement agreement. This is reflected as Payable to subadvisor on the Statement of assets and liabilities. The full amount was subsequently paid to the subadvisor on October 18, 2018.

Note 11 — New accounting pronouncement

In March 2017, the Financial Accounting Standards Board issued Accounting Standards Update (ASU) 2017-08, Premium Amortization on Purchased Callable Debt Securities, which shortens the premium amortization period for purchased non-contingently callable debt securities. The standard is effective for annual periods beginning after December 15, 2018 and interim periods within those fiscal years. At this time, management is evaluating the impact of ASU 2017-08 to the fund.

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REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Trustees of John Hancock Funds II and Shareholders of John Hancock Spectrum Income Fund

Opinion on the Financial Statements

We have audited the accompanying statement of assets and liabilities, including the fund's investments (summary of fund's investments), of John Hancock Spectrum Income Fund (one of the funds constituting John Hancock Funds II, referred to hereafter as the "Fund") as of August 31, 2018, the related statement of operations for the year ended August 31, 2018, the statements of changes in net assets for each of the two years in the period ended August 31, 2018, including the related notes, and the financial highlights for each of the periods indicated therein (collectively referred to as the "financial statements"). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of August 31, 2018, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended August 31, 2018 and the financial highlights for each of the periods indicated therein in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements are the responsibility of the Fund's management. Our responsibility is to express an opinion on the Fund's financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) ("PCAOB") and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of August 31, 2018 by correspondence with the custodian, transfer agent, agent banks and brokers; when replies were not received from agent banks and brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

/s/ PricewaterhouseCoopers LLP

Boston, Massachusetts

October 24, 2018

We have served as the auditor of one or more investment companies in the John Hancock group of funds since 1988.

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TAX INFORMATION

Unaudited

For federal income tax purposes, the following information is furnished with respect to the distributions of the fund, if any, paid during its taxable year ended August 31, 2018.

The fund reports the maximum amount allowable of its net taxable income as eligible for the corporate dividends-received deduction.

The fund reports the maximum amount allowable of its net taxable income as qualified dividend income as provided in the Jobs and Growth Tax Relief Reconciliation Act of 2003.

The fund paid $7,386,798 in long term capital gain dividends.

Eligible shareholders will be mailed a 2018 Form 1099-DIV in early 2019. This will reflect the tax character of all distributions paid in calendar year 2018.

Please consult a tax advisor regarding the tax consequences of your investment in the fund.

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CONTINUATION OF INVESTMENT ADVISORY AND SUBADVISORY AGREEMENTS

Evaluation of Advisory and Subadvisory Agreements by the Board of Trustees

This section describes the evaluation by the Board of Trustees (the Board) of John Hancock Funds II (the Trust) of the Advisory Agreement (the Advisory Agreement) with John Hancock Advisers, LLC (the Advisor) and the Subadvisory Agreement (the Subadvisory Agreement) with T. Rowe Price Associates, Inc. (the Subadvisor), for John Hancock Spectrum Income Fund (the fund). The Advisory Agreement and Subadvisory Agreement are collectively referred to as the Agreements. Prior to the June 18-21, 2018 in-person meeting at which the Agreements were approved, the Board also discussed and considered information regarding the proposed continuation of the Agreements at an in-person meeting held on May 29-31, 2018.

Approval of Advisory and Subadvisory Agreements

At in-person meetings held on June 18-21, 2018, the Board, including the Trustees who are not parties to any Agreement or considered to be interested persons of the Trust under the Investment Company Act of 1940, as amended (the 1940 Act) (the Independent Trustees), reapproved for an annual period the continuation of the Advisory Agreement between the Trust and the Advisor and the Subadvisory Agreement between the Advisor and the Subadvisor with respect to the fund.

In considering the Advisory Agreement and the Subadvisory Agreement, the Board received in advance of the meetings a variety of materials relating to the fund, the Advisor and the Subadvisor, including comparative performance, fee and expense information for a peer group of similar funds prepared by an independent third-party provider of mutual fund data, performance information for an applicable benchmark index; and, with respect to the Subadvisor, comparative performance information for comparably managed accounts, as applicable, and other information provided by the Advisor and the Subadvisor regarding the nature, extent and quality of services provided by the Advisor and the Subadvisor under their respective Agreements, as well as information regarding the Advisor's revenues and costs of providing services to the fund and any compensation paid to affiliates of the Advisor. At the meetings at which the renewal of the Advisory Agreement and Subadvisory Agreement are considered, particular focus is given to information concerning fund performance, comparability of fees and total expenses, and profitability. However, the Board notes that the evaluation process with respect to the Advisor and the Subadvisor is an ongoing one. In this regard, the Board also took into account discussions with management and information provided to the Board (including its various committees) at prior meetings with respect to the services provided by the Advisor and the Subadvisor to the fund, including quarterly performance reports prepared by management containing reviews of investment results and prior presentations from the Subadvisor with respect to the fund. The information received and considered by the Board in connection with the May and June meetings and throughout the year was both written and oral. The Board also considered the nature, quality, and extent of non-advisory services, if any, to be provided to the fund by the Advisor's affiliates, including distribution services. The Board considered the Advisory Agreement and the Subadvisory Agreement separately in the course of its review. In doing so, the Board noted the respective roles of the Advisor and Subadvisor in providing services to the fund.

Throughout the process, the Board asked questions of and requested additional information from management. The Board is assisted by counsel for the Trust and the Independent Trustees are also separately assisted by independent legal counsel throughout the process. The Independent Trustees also received a memorandum from their independent legal counsel discussing the legal standards for their consideration of the proposed continuation of the Agreements and discussed the proposed continuation of the Agreements in private sessions with their independent legal counsel at which no representatives of management were present.

Approval of Advisory Agreement

In approving the Advisory Agreement with respect to the fund, the Board, including the Independent Trustees, considered a variety of factors, including those discussed below. The Board also considered other factors (including conditions and trends prevailing generally in the economy, the securities markets, and the industry) and did not treat any single factor as determinative, and each Trustee may have attributed different weights to different factors. The Board's conclusions may be

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based in part on its consideration of the advisory and subadvisory arrangements in prior years and on the Board's ongoing regular review of fund performance and operations throughout the year.

Nature, extent, and quality of services. Among the information received by the Board from the Advisor relating to the nature, extent, and quality of services provided to the fund, the Board reviewed information provided by the Advisor relating to its operations and personnel, descriptions of its organizational and management structure, and information regarding the Advisor's compliance and regulatory history, including its Form ADV. The Board also noted that on a regular basis it receives and reviews information from the Trust's Chief Compliance Officer (CCO) regarding the fund's compliance policies and procedures established pursuant to Rule 38a-1 under the 1940 Act. The Board observed that the scope of services provided by the Advisor, and of the undertakings required of the Advisor in connection with those services, including maintaining and monitoring its own and the fund's compliance programs, risk management programs, liquidity management programs and cybersecurity programs, had expanded over time as a result of regulatory, market and other developments. The Board considered that the Advisor is responsible for the management of the day-to-day operations of the fund, including, but not limited to, general supervision of and coordination of the services provided by the Subadvisor, and is also responsible for monitoring and reviewing the activities of the Subadvisor and other third-party service providers. The Board also considered the significant risks assumed by the Advisor in connection with the services provided to the fund including entrepreneurial risk in sponsoring new funds and ongoing risks including investment, operational, enterprise, litigation, regulatory and compliance risks with respect to all funds.

In considering the nature, extent, and quality of the services provided by the Advisor, the Trustees also took into account their knowledge of the Advisor's management and the quality of the performance of the Advisor's duties, through Board meetings, discussions and reports during the preceding year and through each Trustee's experience as a Trustee of the Trust and of the other trusts in the John Hancock group of funds complex (the John Hancock Fund Complex).

In the course of their deliberations regarding the Advisory Agreement, the Board considered, among other things:

(a)	the skills and competency with which the Advisor has in the past managed the Trust's affairs and its subadvisory relationship, the Advisor's oversight and monitoring of the Subadvisor's investment performance and compliance programs, such as the Subadvisor's compliance with fund policies and objectives, review of brokerage matters, including with respect to trade allocation and best execution and the Advisor's timeliness in responding to performance issues;
(b)	the background, qualifications and skills of the Advisor's personnel;
(c)	the Advisor's compliance policies and procedures and its responsiveness to regulatory changes and fund industry developments;
(d)	the Advisor's administrative capabilities, including its ability to supervise the other service providers for the fund, as well as the Advisor's oversight of any securities lending activity, its monitoring of class action litigation and collection of class action settlements on behalf of the fund, and bringing loss recovery actions on behalf of the fund;
(e)	the financial condition of the Advisor and whether it has the financial wherewithal to provide a high level and quality of services to the fund;
(f)	the Advisor's initiatives intended to improve various aspects of the Trust's operations and investor experience with the fund; and
(g)	the Advisor's reputation and experience in serving as an investment advisor to the Trust and the benefit to shareholders of investing in funds that are part of a family of funds offering a variety of investments.

The Board concluded that the Advisor may reasonably be expected to continue to provide a high quality of services under the Advisory Agreement with respect to the fund.

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Investment performance. In considering the fund's performance, the Board noted that it reviews at its regularly scheduled meetings information about the fund's performance results. In connection with the consideration of the Advisory Agreement, the Board:

(a)	reviewed information prepared by management regarding the fund's performance;
(b)	considered the comparative performance of an applicable benchmark index;
(c)	considered the performance of comparable funds, if any, as included in the report prepared by an independent third-party provider of fund data; and
(d)	took into account the Advisor's analysis of the fund's performance and its plans and recommendations regarding the Trust's subadvisory arrangements generally.

The Board noted that while it found the data provided by the independent third-party generally useful it recognized its limitations, including in particular that the data may vary depending on the end date selected and that the results of the performance comparisons may vary depending on the selection of the peer group. The Board noted that the fund outperformed its benchmark index and peer group average for the one-year period ended December 31, 2017. The Board took into account management's discussion of the fund's performance, including the favorable performance relative to its benchmark index and to its peer group average for the one-year period. The Board concluded that the fund's performance has generally been in line with or outperformed the historical performance of comparable funds and the fund's benchmark index.

Fees and expenses. The Board reviewed comparative information prepared by an independent third-party provider of mutual fund data, including, among other data, the fund's contractual and net management fees (and subadvisory fees, to the extent available) and total expenses as compared to similarly situated investment companies deemed to be comparable to the fund in light of the nature, extent and quality of the management and advisory and subadvisory services provided by the Advisor and the Subadvisor. The Board considered the fund's ranking within a smaller group of peer funds chosen by the independent third-party provider, as well as the fund's ranking within a broader group of funds. In comparing the fund's contractual and net management fees to those of comparable funds, the Board noted that such fees include both advisory and administrative costs. The Board noted that net management fees and total expenses for this fund are higher than the peer group median.

The Board took into account management's discussion of the fund's expenses. The Board also took into account management's discussion with respect to the overall management fee andthe fees of the Subadvisor, including the amount of the advisory fee retained by the Advisor after payment of the subadvisory fee, in each case in light of the services rendered for those amounts and the risks undertaken by the Advisor. The Board also noted that the Advisor pays the subadvisory fee, and that such fees are negotiated at arm's length with respect to the Subadvisor. In addition, the Board took into account that management had agreed to implement an overall fee waiver across the complex, including the fund, which is discussed further below. The Board also noted actions taken over the past several years to reduce the fund's operating expenses. The Board also noted that, in addition, the Advisor is currently waiving fees and/or reimbursing expenses with respect to the fund and that the fund has breakpoints in its contractual management fee schedule that reduces management fees as assets increase. The Board reviewed information provided by the Advisor concerning the investment advisory fee charged by the Advisor or one of its advisory affiliates to other clients (including other funds in the John Hancock Fund Complex) having similar investment mandates, if any. The Board considered any differences between the Advisor's and Subadvisor's services to the fund and the services they provide to other comparable clients or funds. The Board concluded that the advisory fee paid with respect to the fund is reasonable in light of the nature, extent and quality of the services provided to the fund under the Advisory Agreement.

Profitability/Fall out benefits. In considering the costs of the services to be provided and the profits to be realized by the Advisor and its affiliates from the Advisor's relationship with the Trust, the Board:

(a)	reviewed financial information of the Advisor;
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(b)	reviewed and considered information presented by the Advisor regarding the net profitability to the Advisor and its affiliates with respect to the fund;
(c)	received and reviewed profitability information with respect to the John Hancock Fund Complex as a whole and with respect to the fund;
(d)	received information with respect to the Advisor's allocation methodologies used in preparing the profitability data and considered that the Advisor hired an independent third-party consultant to provide an analysis of the Advisor's allocation methodologies;
(e)	considered that the John Hancock insurance companies that are affiliates of the Advisor, as shareholders of the Trust directly or through their separate accounts, receive certain tax credits or deductions relating to foreign taxes paid and dividends received by certain funds of the Trust and noted that these tax benefits, which are not available to participants in qualified retirement plans under applicable income tax law, are reflected in the profitability information reviewed by the Board;
(f)	considered that the Advisor also provides administrative services to the fund on a cost basis pursuant to an administrative services agreement;
(g)	noted that affiliates of the Advisor provide transfer agency services and distribution services to the fund, and that the fund's distributor also receives Rule 12b-1 payments to support distribution of the fund;
(h)	noted that the Advisor also derives reputational and other indirect benefits from providing advisory services to the fund;
(i)	noted that the subadvisory fee for the fund is paid by the Advisor and is negotiated at arm's length;
(j)	considered the Advisor's ongoing costs and expenditures necessary to improve services, meet new regulatory and compliance requirements, and adapt to other challenges impacting the fund industry; and
(k)	considered that the Advisor should be entitled to earn a reasonable level of profits in exchange for the level of services it provides to the fund and the risks that it assumes as Advisor, including entrepreneurial, operational, reputational, litigation and regulatory risk.

Based upon its review, the Board concluded that the level of profitability, if any, of the Advisor and its affiliates from their relationship with the fund was reasonable and not excessive.

Economies of scale. In considering the extent to which economies of scale would be realized as the fund grows and whether fee levels reflect these economies of scale for the benefit of fund shareholders, the Board:

(a)	considered that the Advisor has contractually agreed to waive a portion of its management fee for certain funds of the John Hancock Fund Complex, including the fund (the participating portfolios) or otherwise reimburse the expenses of the participating portfolios (the reimbursement). This waiver is based upon aggregate net assets of all the participating portfolios. The amount of the reimbursement is calculated daily and allocated among all the participating portfolios in proportion to the daily net assets of each fund;
(b)	reviewed the fund's advisory fee structure and concluded that: (i) the fund's fee structure contains breakpoints at the subadvisory fee level and that such breakpoints are reflected as breakpoints in the advisory fees for the fund; and (ii) although economies of scale cannot be measured with precision, these arrangements permit shareholders of the fund to benefit from economies of scale if the fund grows. The Board also took into account management's discussion of the fund's advisory fee structure; and
(c)	the Board also considered the effect of the fund's growth in size on its performance and fees. The Board also noted that if the fund's assets increase over time, the fund may realize other economies of scale.
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Approval of Subadvisory Agreement

In making its determination with respect to approval of the Subadvisory Agreement, the Board reviewed:

(1)	information relating to the Subadvisor's business, including current subadvisory services to the Trust (and other funds in the John Hancock Fund Complex);
(2)	the historical and current performance of the fund and comparative performance information relating to an applicable benchmark index and comparable funds;
(3)	the subadvisory fee for the fund, including any breakpoints, and to the extent available, comparable fee information prepared by an independent third party provider of fund data; and
(4)	information relating to the nature and scope of any material relationships and their significance to the Trust's Advisor and Subadvisor.

Nature, extent, and quality of services. With respect to the services provided by the Subadvisor, the Board received information provided to the Board by the Subadvisor, including the Subadvisor's Form ADV, as well as took into account information presented throughout the past year. The Board considered the Subadvisor's current level of staffing and its overall resources, as well as received information relating to the Subadvisor's compensation program. The Board reviewed the Subadvisor's history and investment experience, as well as information regarding the qualifications, background, and responsibilities of the Subadvisor's investment and compliance personnel who provide services to the fund. The Board also considered, among other things, the Subadvisor's compliance program and any disciplinary history. The Board also considered the Subadvisor's risk assessment and monitoring process. The Board reviewed the Subadvisor's regulatory history, including whether it was involved in any regulatory actions or investigations as well as material litigation, and any settlements and amelioratory actions undertaken, as appropriate. The Board noted that the Advisor conducts regular, periodic reviews of the Subadvisor and its operations, including regarding investment processes and organizational and staffing matters. The Board also noted that the Trust's CCO and his staff conduct regular, periodic compliance reviews with the Subadvisor and present reports to the Independent Trustees regarding the same, which includes evaluating the regulatory compliance systems of the Subadvisor and procedures reasonably designed to assure compliance with the federal securities laws. The Board also took into account the financial condition of the Subadvisor.

The Board considered the Subadvisor's investment process and philosophy. The Board took into account that the Subadvisor's responsibilities include the development and maintenance of an investment program for the fund that is consistent with the fund's investment objective, the selection of investment securities and the placement of orders for the purchase and sale of such securities, as well as the implementation of compliance controls related to performance of these services. The Board also received information with respect to the Subadvisor's brokerage policies and practices, including with respect to best execution and soft dollars.

Subadvisor compensation. In considering the cost of services to be provided by the Subadvisor and the profitability to the Subadvisor of its relationship with the fund, the Board noted that the fees under the Subadvisory Agreement are paid by the Advisor and not the fund.

The Board also relied on the ability of the Advisor to negotiate the Subadvisory Agreement with the Subadvisor, which is not affiliated with the Advisor, and the fees thereunder at arm's length. As a result, the costs of the services to be provided and the profits to be realized by the Subadvisor from its relationship with the Trust were not a material factor in the Board's consideration of the Subadvisory Agreement.

The Board also received information regarding the nature and scope (including their significance to the Advisor and its affiliates and to the Subadvisor) of any material relationships with respect to the Subadvisor, which include arrangements in which the Subadvisor or its affiliates provide advisory, distribution, or management services in connection with financial products sponsored by the Advisor or its affiliates, and may include other registered investment companies, a 529 education savings plan, managed separate accounts and exempt group annuity contracts sold to qualified plans. The Board also

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received information and took into account any other potential conflicts of interest the Advisor might have in connection with the Subadvisory Agreement.

In addition, the Board considered other potential indirect benefits that the Subadvisor and its affiliates may receive from the Subadvisor's relationship with the fund, such as the opportunity to provide advisory services to additional funds in the John Hancock Fund Complex and reputational benefits.

Subadvisory fees. The Board considered that the fund pays an advisory fee to the Advisor and that, in turn, the Advisor pays a subadvisory fee to the Subadvisor. As noted above, the Board also considered the fund's subadvisory fees as compared to similarly situated investment companies deemed to be comparable to the fund as included in the report prepared by the independent third party provider of fund data, to the extent available. The Board noted that the limited size of the Lipper peer group was not sufficient for comparative purposes. The Board also took into account the subadvisory fees paid by the Advisor to the Subadvisor with respect to the fund and compared them to fees charged by the Subadvisor to manage other subadvised portfolios and portfolios not subject to regulation under the 1940 Act, as applicable.

Subadvisor performance. As noted above, the Board considered the fund's performance as compared to the fund's peer group and the benchmark index and noted that the Board reviews information about the fund's performance results at its regularly scheduled meetings. The Board noted the Advisor's expertise and resources in monitoring the performance, investment style and risk-adjusted performance of the Subadvisor. The Board was mindful of the Advisor's focus on the Subadvisor's performance. The Board also noted the Subadvisor's long-term performance record for similar accounts, as applicable.

The Board's decision to approve the Subadvisory Agreement was based on a number of determinations, including the following:

(1)	the Subadvisor has extensive experience and demonstrated skills as a manager;
(2)	the performance of the fund has generally been in line with or outperformed the historical performance of comparable funds and the fund's benchmark index;
(3)	the subadvisory fee is reasonable in relation to the level and quality of services being provided under the Subadvisory Agreement; and
(4)	noted that the subadvisory fees are paid by the Advisor not the fund and that the subadvisory fee breakpoints are reflected as breakpoints in the advisory fees for the fund in order to permit shareholders to benefit from economies of scale if the fund grows.

* * *

Based on the Board's evaluation of all factors that the Board deemed to be material, including those factors described above, the Board, including the Independent Trustees, concluded that renewal of the Advisory Agreement and the Subadvisory Agreement would be in the best interest of the fund and its shareholders. Accordingly, the Board, and the Independent Trustees voting separately, approved the Advisory Agreement and Subadvisory Agreement for an additional one-year period.

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Trustees and Officers

This chart provides information about the Trustees and Officers who oversee your John Hancock fund. Officers elected by the Trustees manage the day-to-day operations of the fund and execute policies formulated by the Trustees.

Independent Trustees

Name, year of birth Position(s) held with Trust Principal occupation(s) and other directorships during past 5 years	Trustee of the Trust since[1]	Number of John Hancock funds overseen by Trustee
Hassell H. McClellan, Born: 1945	2005	216
Trustee and Chairperson of the Board
Director/Trustee, Virtus Funds (since 2008); Director, The Barnes Group (since 2010); Associate Professor, The Wallace E. Carroll School of Management, Boston College (retired 2013). Trustee (since 2014) and Chairperson of the Board (since 2017), John Hancock Collateral Trust; Trustee (since 2015) and Chairperson of the Board (since 2017), John Hancock Exchange-Traded Fund Trust; Trustee (since 2012) and Chairperson of the Board (since 2017), John Hancock retail funds[3]; Trustee (2005-2006 and since 2012) and Chairperson of the Board (since 2017), John Hancock Funds III; Trustee (since 2005) and Chairperson of the Board (since 2017), John Hancock Variable Insurance Trust and John Hancock Funds II.

Charles L. Bardelis,[2] Born: 1941	2005	216
Trustee
Director, Island Commuter Corp. (marine transport). Trustee, John Hancock Collateral Trust (since 2014), Trustee, John Hancock Exchange-Traded Fund Trust (since 2015); Trustee, John Hancock retail funds[3] (since 2012); Trustee, John Hancock Funds III (2005-2006 and since 2012); Trustee, John Hancock Variable Insurance Trust (since 1988); Trustee, John Hancock Funds II (since 2005).

James R. Boyle, Born: 1959	2015	216
Trustee
Chief Executive Officer, Foresters Financial (since 2018); Chairman and Chief Executive Officer, Zillion Group, Inc. (formerly HealthFleet, Inc.) (healthcare) (2014-2018); Executive Vice President and Chief Executive Officer, U.S. Life Insurance Division of Genworth Financial, Inc. (insurance) (January 2014-July 2014); Senior Executive Vice President, Manulife Financial Corporation, President and Chief Executive Officer, John Hancock (1999-2012); Chairman and Director, John Hancock Advisers, LLC, John Hancock Funds, LLC, and John Hancock Investment Management Services, LLC (2005-2010). Trustee, John Hancock Collateral Trust and John Hancock Exchange-Traded Fund Trust (since 2015); Trustee, John Hancock retail funds[3] (2005-2010; 2012-2014 and since 2015); Trustee, John Hancock Variable Insurance Trust and John Hancock Funds II (2005-2014 and since 2015).

Peter S. Burgess,[2] Born: 1942	2005	216
Trustee
Consultant (financial, accounting, and auditing matters) (since 1999); Certified Public Accountant; Partner, Arthur Andersen (independent public accounting firm) (prior to 1999); Director, Lincoln Educational Services Corporation (since 2004); Director, Symetra Financial Corporation (2010-2016); Director, PMA Capital Corporation (2004-2010). Trustee, John Hancock Collateral Trust (since 2014); Trustee, John Hancock Exchange-Traded Fund Trust (since 2015); Trustee, John Hancock retail funds[3] (since 2012); Trustee, John Hancock Funds III (2005-2006 and since 2012); Trustee, John Hancock Variable Insurance Trust and John Hancock Funds II (since 2005).

William H. Cunningham, Born: 1944	2012	216
Trustee
Professor, University of Texas, Austin, Texas (since 1971); former Chancellor, University of Texas System and former President of the University of Texas, Austin, Texas; Chairman (since 2009) and Director (since 2006), Lincoln National Corporation (insurance); Director, Southwest Airlines (since 2000); former Director, LIN Television (2009-2014). Trustee, John Hancock retail funds[3] (since 1986); Trustee, John Hancock Variable Insurance Trust (since 2012); Trustee, John Hancock Funds II (2005-2006 and since 2012); Trustee, John Hancock Collateral Trust (since 2014); Trustee, John Hancock Exchange-Traded Fund Trust (since 2015).

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Independent Trustees (continued)

Name, year of birth Position(s) held with Trust Principal occupation(s) and other directorships during past 5 years	Trustee of the Trust since[1]	Number of John Hancock funds overseen by Trustee
Grace K. Fey, Born: 1946	2008	216
Trustee
Chief Executive Officer, Grace Fey Advisors (since 2007); Director and Executive Vice President, Frontier Capital Management Company (1988-2007); Director, Fiduciary Trust (since 2009). Trustee, John Hancock Collateral Trust (since 2014); Trustee, John Hancock Exchange-Traded Fund Trust (since 2015); Trustee, John Hancock retail funds[3] (since 2012); Trustee, John Hancock Variable Insurance Trust and John Hancock Funds II (since 2008).

Theron S. Hoffman,[2] Born: 1947	2008	216
Trustee
Chief Executive Officer, T. Hoffman Associates, LLC (consulting firm) (since 2003); Director, The Todd Organization (consulting firm) (2003-2010); President, Westport Resources Management (investment management consulting firm) (2006-2008); Board Member, Senior Managing Director, Partner, and Operating Head, Putnam Investments (2000-2003); Executive Vice President, The Thomson Corp. (financial and legal information publishing) (1997-2000). Trustee, John Hancock Collateral Trust (since 2014); Trustee, John Hancock Exchange-Traded Fund Trust (since 2015); Trustee, John Hancock retail funds[3] (since 2012); Trustee, John Hancock Variable Insurance Trust and John Hancock Funds II (since 2008).

Deborah C. Jackson, Born: 1952	2012	216
Trustee
President, Cambridge College, Cambridge, Massachusetts (since 2011); Board of Directors, National Association of Corporate Directors/New England (since 2015); Board of Directors, Association of Independent Colleges and Universities of Massachusetts (since 2014); Chief Executive Officer, American Red Cross of Massachusetts Bay (2002-2011); Board of Directors of Eastern Bank Corporation (since 2001); Board of Directors of Eastern Bank Charitable Foundation (since 2001); Board of Directors of American Student Assistance Corporation (1996-2009); Board of Directors of Boston Stock Exchange (2002-2008); Board of Directors of Harvard Pilgrim Healthcare (health benefits company) (2007-2011). Trustee, John Hancock retail funds[3] (since 2008); Trustee, John Hancock Variable Insurance Trust and John Hancock Funds II (since 2012); Trustee, John Hancock Collateral Trust (since 2014); and Trustee, John Hancock Exchange-Traded Fund Trust (since 2015).

James M. Oates, Born: 1946	2005	216

Trustee
Managing Director, Wydown Group (financial consulting firm) (since 1994); Chairman and Director, Emerson Investment Management, Inc. (2000-2015); Independent Chairman, Hudson Castle Group, Inc. (formerly IBEX Capital Markets, Inc.) (financial services company) (1997-2011); Director, Stifel Financial (since 1996); Director, Investor Financial Services Corporation (1995-2007); Director, Connecticut River Bancorp (1998-2014); Director/Trustee, Virtus Funds (since 1988). Trustee (since 2014) and Chairperson of the Board (2014-2016), John Hancock Collateral Trust; Trustee (since 2015) and Chairperson of the Board (2015-2016), John Hancock Exchange-Traded Fund Trust; Trustee (since 2012) and Chairperson of the Board (2012-2016), John Hancock retail funds[3]; Trustee (2005-2006 and since 2012) and Chairperson of the Board (2012-2016), John Hancock Funds III; Trustee (since 2004) and Chairperson of the Board (2005-2016), John Hancock Variable Insurance Trust; Trustee (since 2005) and Chairperson of the Board, John Hancock Funds II (2005-2016).

Steven R. Pruchansky, Born: 1944	2012	216
Trustee and Vice Chairperson of the Board
Managing Director, Pru Realty (since 2017); Chairman and Chief Executive Officer, Greenscapes of Southwest Florida, Inc. (since 2000); Director and President, Greenscapes of Southwest Florida, Inc. (until 2000); Member, Board of Advisors, First American Bank (until 2010); Managing Director, Jon James, LLC (real estate) (since 2000); Partner, Right Funding, LLC (2014-2017); Director, First Signature Bank & Trust Company (until 1991); Director, Mast Realty Trust (until 1994); President, Maxwell Building Corp. (until 1991). Trustee (since 1992) and Chairperson of the Board (2011-2012), John Hancock retail funds[3]; Trustee and Vice Chairperson of the Board, John Hancock retail funds[3] John Hancock Variable Insurance Trust, and John Hancock Funds II (since 2012); Trustee and Vice Chairperson of the Board, John Hancock Collateral Trust (since 2014); Trustee and Vice Chairperson of the Board, John Hancock Exchange-Traded Fund Trust (since 2015).

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Independent Trustees (continued)

Name, year of birth Position(s) held with Trust Principal occupation(s) and other directorships during past 5 years	Trustee of the Trust since[1]	Number of John Hancock funds overseen by Trustee
Gregory A. Russo, Born: 1949	2012	216
Trustee
Director and Audit Committee Chairman (since 2012), and Member, Audit Committee and Finance Committee (since 2011), NCH Healthcare System, Inc. (holding company for multi-entity healthcare system); Director and Member (since 2012) and Finance Committee Chairman (since 2014), The Moorings, Inc. (nonprofit continuing care community); Vice Chairman, Risk & Regulatory Matters, KPMG LLP (KPMG) (2002-2006); Vice Chairman, Industrial Markets, KPMG (1998-2002); Chairman and Treasurer, Westchester County, New York, Chamber of Commerce (1986-1992); Director, Treasurer, and Chairman of Audit and Finance Committees, Putnam Hospital Center (1989-1995); Director and Chairman of Fundraising Campaign, United Way of Westchester and Putnam Counties, New York (1990-1995). Trustee, John Hancock retail funds[3] (since 2008); Trustee, John Hancock Variable Insurance Trust and John Hancock Funds II (since 2012); Trustee, John Hancock Collateral Trust (since 2014); Trustee, John Hancock Exchange-Traded Fund Trust (since 2015).

Non-Independent Trustees4

Name, year of birth Position(s) held with Trust Principal occupation(s) and other directorships during past 5 years	Trustee of the Trust since[1]	Number of John Hancock funds overseen by Trustee
Andrew G. Arnott, Born: 1971	2017	216
President and Non-Independent Trustee
Executive Vice President, John Hancock Financial Services (since 2009, including prior positions); Director and Executive Vice President, John Hancock Advisers, LLC (since 2005, including prior positions); Director and Executive Vice President, John Hancock Investment Management Services, LLC (since 2006, including prior positions); President, John Hancock Funds, LLC (since 2004, including prior positions); President, John Hancock retail funds,[3] John Hancock Variable Insurance Trust, and John Hancock Funds II (since 2007, including prior positions); President, John Hancock Collateral Trust and John Hancock Exchange-Traded Fund Trust (since 2014). Trustee, John Hancock Collateral Trust, John Hancock Exchange-Traded Fund Trust, John Hancock retail funds,[3] John Hancock Variable Insurance Trust, and John Hancock Funds II (since 2017).

Marianne Harrison, Born: 1963	2018	216
Non-Independent Trustee
President and CEO, John Hancock (since 2017); President and CEO, Manulife Canadian Division (2013-2017); Member, Board of Directors, American Council of Life Insurers (ACLI) (since 2018); Member, Board of Directors, Communitech, an industry-led innovation center that fosters technology companies in Canada (since 2017); Member, Board of Directors, Manulife Assurance Canada (since 2015); Board Member, St. Mary's General Hospital Foundation (since 2014); Member, Board of Directors, Manulife Bank of Canada (since 2013); Member, Standing Committee of the Canadian Life & Health Assurance Association (since 2013); Member, Board of Directors, John Hancock USA, John Hancock Life & Health, John Hancock New York (2012-2013). Trustee, John Hancock Collateral Trust, John Hancock Exchange-Traded Fund Trust, John Hancock retail funds[3], John Hancock Variable Insurance Trust, and John Hancock Funds II (since 2018).

Warren A. Thomson, Born: 1955	2012	216
Non-Independent Trustee
Senior Executive Vice President and Chief Investment Officer, Manulife Financial Corporation and The Manufacturers Life Insurance Company (since 2009); Chairman, Manulife Asset Management (since 2001, including prior positions); Director and Chairman, Manulife Asset Management Limited (since 2006); Director and Chairman, Hancock Natural Resources Group, Inc. (since 2013). Trustee, John Hancock retail funds,[3] John Hancock Variable Insurance Trust, and John Hancock Funds II (since 2012); Trustee, John Hancock Collateral Trust (since 2014); Trustee, John Hancock Exchange-Traded Fund Trust (since 2015).

ANNUAL REPORT   |   JOHN HANCOCK SPECTRUM INCOME FUND       63

Principal officers who are not Trustees

Name, year of birth Position(s) held with Trust Principal occupation(s) during past 5 years	Officer of the Trust since
John J. Danello, Born: 1955	2014
Senior Vice President, Secretary, and Chief Legal Officer
Vice President and Chief Counsel, John Hancock Wealth Management (since 2005); Senior Vice President (since 2007) and Chief Legal Counsel (2007-2010), John Hancock Funds, LLC and The Berkeley Financial Group, LLC; Senior Vice President (since 2006, including prior positions) and Chief Legal Officer and Secretary (since 2014), John Hancock retail funds,[3] John Hancock Funds II and John Hancock Variable Insurance Trust; Senior Vice President, Secretary and Chief Legal Officer, John Hancock Collateral Trust and John Hancock Exchange-Traded Fund Trust (since 2014); Vice President, John Hancock Life & Health Insurance Company (since 2009); Vice President, John Hancock Life Insurance Company (USA) and John Hancock Life Insurance Company of New York (since 2010); and Senior Vice President, Secretary and Chief Legal Counsel (2007-2014, including prior positions) of John Hancock Advisers, LLC and John Hancock Investment Management Services, LLC.

Francis V. Knox, Jr., Born: 1947	2005
Chief Compliance Officer
Vice President, John Hancock Financial Services (since 2005); Chief Compliance Officer, John Hancock retail funds,[3] John Hancock Variable Insurance Trust, John Hancock Funds II, John Hancock Advisers, LLC, and John Hancock Investment Management Services, LLC (since 2005); Chief Compliance Officer, John Hancock Collateral Trust and John Hancock Exchange-Traded Fund Trust (since 2014).

Charles A. Rizzo, Born: 1957	2007
Chief Financial Officer
Vice President, John Hancock Financial Services (since 2008); Senior Vice President, John Hancock Advisers, LLC and John Hancock Investment Management Services, LLC (since 2008); Chief Financial Officer, John Hancock retail funds,[3] John Hancock Variable Insurance Trust and John Hancock Funds II (since 2007); Chief Financial Officer, John Hancock Collateral Trust and John Hancock Exchange-Traded Fund Trust (since 2014).

Salvatore Schiavone, Born: 1965	2009
Treasurer
Assistant Vice President, John Hancock Financial Services (since 2007); Vice President, John Hancock Advisers, LLC and John Hancock Investment Management Services, LLC (since 2007); Treasurer, John Hancock retail funds[3] (since 2007, including prior positions); Treasurer, John Hancock Variable Insurance Trust and John Hancock Funds II (2007-2009 and since 2010, including prior positions); Treasurer, John Hancock Collateral Trust and John Hancock Exchange-Traded Fund Trust (since 2014).

The business address for all Trustees and Officers is 601 Congress Street, Boston, Massachusetts 02210-2805.

The Statement of Additional Information of the fund includes additional information about members of the Board of Trustees of the Trust and is available without charge, upon request, by calling 800-225-5291.

1	Each Trustee holds office until his or her successor is elected and qualified, or until the Trustee's death, retirement, resignation, or removal. Mr. Boyle has served as Trustee at various times prior to the date listed in the table.
2	Member of the Audit Committee.
3	"John Hancock retail funds" comprises John Hancock Funds III and 40 other John Hancock funds consisting of 30 series of other John Hancock trusts and 10 closed-end funds.
4	The Trustee is a Non-Independent Trustee due to current or former positions with the Advisor and certain affiliates.
ANNUAL REPORT   |   JOHN HANCOCK SPECTRUM INCOME FUND       64

More information

Trustees

Hassell H. McClellan, Chairperson
Steven R. Pruchansky, Vice Chairperson
Andrew G. Arnott†
Charles L. Bardelis*
James R. Boyle
Peter S. Burgess*
William H. Cunningham
Grace K. Fey
Marianne Harrison†#
Theron S. Hoffman*
Deborah C. Jackson
James M. Oates
Gregory A. Russo
Warren A. Thomson†

Officers

Andrew G. Arnott
President

John J. Danello
Senior Vice President, Secretary,
and Chief Legal Officer

Francis V. Knox, Jr.
Chief Compliance Officer

Charles A. Rizzo
Chief Financial Officer

Salvatore Schiavone
Treasurer

Investment advisor

John Hancock Advisers, LLC

Subadvisor

T. Rowe Price Associates, Inc.

Principal distributor

John Hancock Funds, LLC

Custodian

State Street Bank and Trust Company

Transfer agent

John Hancock Signature Services, Inc.

Legal counsel

K&L Gates LLP

Independent registered public accounting firm

PricewaterhouseCoopers LLC

*Member of the Audit Committee
†Non-Independent Trustee
#Effective 6-19-18

The fund's proxy voting policies and procedures, as well as the fund proxy voting record for the most recent twelve-month period ended June 30, are available free of charge on the Securities and Exchange Commission (SEC) website at sec.gov or on our website.

The fund's complete list of portfolio holdings, for the first and third fiscal quarters, is filed with the SEC on Form N-Q. The fund's Form N-Q is available on our website and the SEC's website, sec.gov, and can be reviewed and copied (for a fee) at the SEC's Public Reference Room in Washington, DC. Call 800-SEC-0330 to receive information on the operation of the SEC's Public Reference Room.

We make this information on your fund, as well as monthly portfolio holdings, and other fund details available on our website at jhinvestments.com or by calling 800-225-5291.

You can also contact us:
800-225-5291 jhinvestments.com	Regular mail: John Hancock Signature Services, Inc. P.O. Box 55913 Boston, MA 02205-5913	Express mail: John Hancock Signature Services, Inc. Suite 55913 30 Dan Road Canton, MA 02021

ANNUAL REPORT   |   JOHN HANCOCK SPECTRUM INCOME FUND       65

John Hancock family of funds

DOMESTIC EQUITY FUNDS

Blue Chip Growth

Classic Value

Disciplined Value

Disciplined Value Mid Cap

Equity Income

Financial Industries

Fundamental All Cap Core

Fundamental Large Cap Core

Fundamental Large Cap Value

Natural Resources

New Opportunities

Regional Bank

Small Cap Core

Small Cap Growth

Small Cap Value

Strategic Growth

U.S. Global Leaders Growth

U.S. Growth

Value Equity

GLOBAL AND INTERNATIONAL EQUITY FUNDS

Disciplined Value International

Emerging Markets

Emerging Markets Equity

Fundamental Global Franchise

Global Equity

Global Shareholder Yield

Greater China Opportunities

International Growth

International Small Company

International Value Equity

INCOME FUNDS

Bond

California Tax-Free Income

Emerging Markets Debt

Floating Rate Income

Government Income

High Yield

High Yield Municipal Bond

Income

Investment Grade Bond

Money Market

Short Duration Credit Opportunities

Spectrum Income

Strategic Income Opportunities

Tax-Free Bond

ALTERNATIVE AND SPECIALTY FUNDS

Absolute Return Currency

Alternative Asset Allocation

Enduring Assets

Global Absolute Return Strategies

Global Conservative Absolute Return

Global Focused Strategies

Redwood

Seaport Long/Short

Technical Opportunities

A fund's investment objectives, risks, charges, and expenses should be considered carefully before investing. The prospectus contains this and other important information about the fund. To obtain a prospectus, contact your financial professional, call John Hancock Investments at 800-225-5291, or visit our website at jhinvestments.com. Please read the prospectus carefully before investing or sending money.

ASSET ALLOCATION

Balanced

Income Allocation

Multi-Index Lifetime Portfolios

Multi-Index Preservation Portfolios

Multimanager Lifestyle Portfolios

Multimanager Lifetime Portfolios

Retirement Income 2040

EXCHANGE-TRADED FUNDS

John Hancock Multifactor Consumer Discretionary ETF

John Hancock Multifactor Consumer Staples ETF

John Hancock Multifactor Developed International ETF

John Hancock Multifactor Energy ETF

John Hancock Multifactor Financials ETF

John Hancock Multifactor Healthcare ETF

John Hancock Multifactor Industrials ETF

John Hancock Multifactor Large Cap ETF

John Hancock Multifactor Materials ETF

John Hancock Multifactor Mid Cap ETF

John Hancock Multifactor Small Cap ETF

John Hancock Multifactor Technology ETF

John Hancock Multifactor Utilities ETF

ENVIRONMENTAL, SOCIAL, AND GOVERNANCE FUNDS

ESG All Cap Core

ESG Core Bond

ESG International Equity

ESG Large Cap Core

CLOSED-END FUNDS

Financial Opportunities

Hedged Equity & Income

Income Securities Trust

Investors Trust

Preferred Income

Preferred Income II

Preferred Income III

Premium Dividend

Tax-Advantaged Dividend Income

Tax-Advantaged Global Shareholder Yield

John Hancock Multifactor ETF shares are bought and sold at market price (not NAV), and are not individually redeemed from the fund. Brokerage commissions will reduce returns.

John Hancock ETFs are distributed by Foreside Fund Services, LLC, and are subadvised by Dimensional Fund Advisors LP.
Foreside is not affiliated with John Hancock Funds, LLC or Dimensional Fund Advisors LP.

Dimensional Fund Advisors LP receives compensation from John Hancock in connection with licensing rights to the
John Hancock Dimensional indexes. Dimensional Fund Advisors LP does not sponsor, endorse, or sell, and makes no representation as to the advisability of investing in, John Hancock Multifactor ETFs.

John Hancock Investments

A trusted brand

John Hancock Investments is a premier asset manager representing one of
America's most trusted brands, with a heritage of financial stewardship dating back to 1862. Helping our shareholders pursue their financial goals is at the core of everything we do. It's why we support the role of professional financial advice and operate with the highest standards of conduct and integrity.

A better way to invest

We serve investors globally through a unique multimanager approach:
We search the world to find proven portfolio teams with specialized expertise for every strategy we offer, then we apply robust investment oversight to ensure they continue to meet our uncompromising standards and serve the best interests of our shareholders.

Results for investors

Our unique approach to asset management enables us to provide a diverse set of investments backed by some of the world's best managers, along with strong risk-adjusted returns across asset classes.

John Hancock Funds, LLC ■ Member FINRA, SIPC 601 Congress Street ■ Boston, MA 02210-2805 800-225-5291 ■ jhinvestments.com
This report is for the information of the shareholders of John Hancock Spectrum Income Fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by a prospectus.
MF601587	459A 8/18 10/18

John Hancock

Strategic Income Opportunities Fund

Annual report 8/31/18

A message to shareholders

Dear shareholder,

It has been a challenging year for fixed-income investors, as both short- and long-term yields rose steadily higher. Inflation fears sparked a sell-off in credit segments of the markets in early 2018, while a strong economy led the U.S. Federal Reserve (Fed) to continue normalizing monetary policy. Meanwhile, foreign bonds, especially emerging-market debt, suffered declines as the U.S. dollar strengthened against a range of major currencies. Recent questions about the solvency of some of the European Union's more heavily indebted nations also raised concerns.

Diversification in a fixed-income portfolio remains a time-tested strategy, but periods such as the first half of this year—when a number of typically uncorrelated markets moved in the same direction—do sometimes occur. They also tend to be relatively short-lived, and eventually fundamentals—including credit risk, the direction of interest rates, and foreign exchange rates—reassert themselves to drive performance.

Your best resource in unpredictable and volatile markets is your financial advisor, who can help position your portfolio so that it's sufficiently diversified to meet your long-term objectives and to withstand the inevitable turbulence along the way.

On behalf of everyone at John Hancock Investments, I'd like to take this opportunity to welcome new shareholders and to thank existing shareholders for the continued trust you've placed in us.

Sincerely,

Andrew G. Arnott
President and CEO,
John Hancock Investments
Head of Wealth and Asset Management,
United States and Europe

This commentary reflects the CEO's views, which are subject to change at any time. Investing involves risks, including the potential loss of principal. Diversification does not guarantee investment returns and does not eliminate risk of loss. For more up-to-date information, please visit our website at jhinvestments.com.

John Hancock
Strategic Income Opportunities Fund

2	Your fund at a glance
4	Discussion of fund performance
8	A look at performance
10	Your expenses
12	Fund's investments
42	Financial statements
46	Financial highlights
52	Notes to financial statements
65	Report of independent registered public accounting firm
66	Tax information
67	Continuation of investment advisory and subadvisory agreements
73	Trustees and Officers
77	More information

ANNUAL REPORT   |   JOHN HANCOCK STRATEGIC INCOME OPPORTUNITIES FUND       1

Your fund at a glance

INVESTMENT OBJECTIVE

The fund seeks to maximize total return consisting of current income and capital appreciation.

AVERAGE ANNUAL TOTAL RETURNS AS OF 8/31/18 (%)

Class A shares (without sales charge)[1]
Bloomberg Barclays U.S. Aggregate Bond Index
Morningstar multisector bond fund category average
–2.28
–1.05
0.64
2.17
1.76
3.71
2.97
2.49
3.40
6.06
3.70
5.28
1 year
3 year
5 year
10 year

The Bloomberg Barclays U.S. Aggregate Bond Index is an unmanaged index of dollar-denominated and non-convertible investment-grade debt issues.

It is not possible to invest directly in an index. Index figures do not reflect expenses or sales charges, which would result in lower returns.

Figures from Morningstar, Inc. include reinvested distributions and do not take into account sales charges. Actual load-adjusted performance is lower.

1	Class A shares were first offered on 1-4-10. The returns prior to this date are those of Class NAV shares that have not been adjusted for class-specific expenses; otherwise returns would vary.

The past performance shown here reflects reinvested distributions and the beneficial effect of any expense reductions, and does not guarantee future results. Performance of the other share classes will vary based on the difference in the fees and expenses of those classes. Shares will fluctuate in value and, when redeemed, may be worth more or less than their original cost. Current month-end performance may be lower or higher than the performance cited, and can be found at jhinvestments.com or by calling 800-225-5291. For further information on the fund's objectives, risks, and strategy, see the fund's prospectus.

ANNUAL REPORT   |   JOHN HANCOCK STRATEGIC INCOME OPPORTUNITIES FUND       2

PERFORMANCE HIGHLIGHTS OVER THE LAST TWELVE MONTHS

Yields climbed higher across the board

The U.S. Federal Reserve continued to normalize monetary policy by hiking short-term rates three times during the period, while longer-term yields also ticked higher.

The U.S. dollar strengthened versus major currencies

The dollar notched gains against a number of developed and emerging-market currencies, which created significant challenges, particularly for emerging-market debt.

The fund underperformed its benchmark

The fund's exposure to certain currencies led it to trail its benchmark index, the Bloomberg Barclays U.S. Aggregate Bond Index.

PORTFOLIO COMPOSITION AS OF 8/31/18 (%)

A note about risks

Fixed-income investments are subject to interest-rate and credit risk; their value will normally decline as interest rates rise or if a creditor, grantor, or counterparty is unable or unwilling to make principal, interest, or settlement payments. Liquidity—the extent to which a security may be sold or a derivative position closed without negatively affecting its market value—may be impaired by reduced trading volume, heightened volatility, rising interest rates, and other market conditions. Investments in higher-yielding, lower-rated securities include a higher risk of default. Mortgage- and asset-backed securities may be sensitive to changes in interest rates and may be subject to early repayment and the market's perception of issuer creditworthiness. Loan participations and assignments involve additional risks, including credit risk, interest-rate risk, counterparty risk, liquidity risk, and extended settlement risk. Foreign investing, especially in emerging markets, has additional risks, such as currency and market volatility and political and social instability. Uncertainties surrounding the sovereign debt of a number of European Union (EU) countries and the viability of the EU may have disrupted and may in the future disrupt markets in the United States and around the world. Currency transactions are affected by fluctuations in exchange rates. Derivatives transactions, including hedging and other strategic transactions, may increase a fund's volatility and could produce disproportionate losses, potentially more than the fund's principal investment. Sector investing is subject to greater risks than the market as a whole. Because the fund may focus on particular sectors of the economy, its performance may depend on the performance of those sectors, and investments focused in one sector may fluctuate more widely than investments diversified across sectors. Please see the fund's prospectus for additional risks.

ANNUAL REPORT   |   JOHN HANCOCK STRATEGIC INCOME OPPORTUNITIES FUND       3

Discussion of fund performance

An interview with Portfolio Manager Daniel S. Janis III, John Hancock Asset Management a division of Manulife Asset Management (US) LLC

Daniel S. Janis III
Portfolio Manager
John Hancock Asset Management

The 12 months ended August 31, 2018 made for a challenging environment for fixed-income investors. What were some of the factors driving performance in the bond markets?

First the good news: The U.S. economy continued to strengthen over the fund's fiscal year, with GDP in the most recent estimate reaching 4.20%—a rate not seen in nearly four years. Unemployment remained low and wage growth finally began to inch higher. Against this backdrop, high-yield bonds and other economically sensitive securities fared quite well. Longer-term interest rates climbed higher, reflecting investors' appetite for risk. Yields on 10-year U.S. Treasuries climbed by 70 basis points, from 2.12% a year ago to 2.86% at the end of August 2018. Rate-sensitive securities, including U.S. government debt, generally posted declines in this environment.

The U.S. dollar, meanwhile, strengthened considerably against a range of developed and emerging-market currencies. This in part prompted a widespread sell-off in emerging-market debt, which generally posted declines during the past 12 months.

What effect has the U.S. Federal Reserve (Fed) had on interest rates?

The Fed, as expected, continued the process of normalizing short-term interest rates; it initiated 25 basis point hikes three times during the fund's reporting period, and again a few weeks after the end of the period. The consensus is that the Fed is likely to hike rates once more this year in December, but the future trajectory of short-term rates after that gets a little murkier. The target federal funds rate currently sits at 2.00% to 2.25%, while the Fed's projections call for a benchmark rate between 3.25% and 3.50% by the end of 2020. That would suggest the pace of rate increases over the next two years may slow down a bit.

How did the fund perform in this environment?

The fund's Class A shares posted a loss of 2.28% (excluding sales charges), underperforming its benchmark, the Bloomberg Barclays U.S. Aggregate Bond Index, which returned a loss of 1.05%.

What positions detracted from the fund's relative performance?

Currency positioning, sometimes implemented through the use of forward contracts, was the biggest detractor from fund performance during the fiscal year. Our belief was that the U.S. dollar appeared to be due for a downturn relative to a number of other major currencies and we had positioned the fund early in its fiscal year accordingly. The U.S. dollar, however, continued to

ANNUAL REPORT   |   JOHN HANCOCK STRATEGIC INCOME OPPORTUNITIES FUND       4

"Currency positioning... was the biggest detractor from fund performance during the fiscal year."
strengthen in late 2017 and through much of 2018, and our long exposures in the euro, Japanese yen, and Canadian dollar versus the U.S. dollar were notable detractors from the fund's performance.

The fund's positioning in emerging-market debt also detracted from performance—a result that can also be traced to the significant appreciation of the U.S. dollar. A strengthening U.S. dollar makes it more challenging for emerging-market governments to repay debt issued in dollars, and the sell-off in so-called hard currency emerging-market debt hit the entire asset class fairly hard during the period. Meanwhile, debt issued in local emerging-market currencies suffered due to unfavorable exchange rate trends during the year, which was also true of the underlying currencies themselves, some of which the fund had direct exposure to. We should mention that, while the fund had no direct exposure to Argentina and Turkey, emerging market currency conditions were only exacerbated by the ongoing fiscal turmoil in these two countries.

Despite the recent setbacks in the asset class—which have been material—we continue to hold a positive view of emerging-market debt in general, specifically with regard to the markets where the fund's exposure is concentrated: Mexico, Indonesia, and Brazil. Over the period we continued to emphasize higher-quality countries with compelling relative valuations and a degree of insulation from external capital flows. While emerging markets may, over the short term, experience pockets of volatility as investors' risk appetites change, we find the asset class one of the more compelling long-term opportunities in the fixed-income markets.

We also believe that the U.S. dollar is poised to weaken somewhat from its current valuation levels relative to other developed currencies. While we have reduced the fund's stake in this view—both by dialing back the size of our strategic currency positions and by paring back direct exposure to

COUNTRY COMPOSITION AS OF 8/31/18 (%)

United States	61.2
Mexico	5.4
Supranational	4.3
Indonesia	4.0
Canada	2.7
Ireland	2.2
Netherlands	1.9
Brazil	1.8
Malaysia	1.5
Australia	1.4
Other countries	13.6
TOTAL	100.0
As a percentage of net assets.

ANNUAL REPORT   |   JOHN HANCOCK STRATEGIC INCOME OPPORTUNITIES FUND       5

securities and currencies that would be hurt by continued strengthening—we still have conviction that the U.S. dollar is poised for a pullback over the mid term.

What positions contributed positively to fund performance?

The fund's exposure to so-called risk assets was the biggest positive contributor to performance for the period. Specifically, its overweight positions in high-yield bonds, floating-rate bank loans, and convertible bonds all aided relative results. While these asset classes were also under pressure during the period, they fared better than other fixed-income segments.

Another positive was the fund's minimal exposure to U.S. Treasury debt and a duration profile that was significantly shorter than the benchmark's. Duration, as a reminder, is a gauge of a portfolio's interest-rate sensitivity and is measured in years. As of period end, the fund had a duration of 1.7 years, versus 6.0 years for the benchmark index; in a rising interest-rate environment, that reduced exposure made a difference in relative returns. We should point out that, as is generally the case, our positioning with regard to duration was implemented in part through the use of U.S. Treasury futures, one of the most common and liquid derivatives on the market.

How was the fund positioned at period end?

While valuations in risk assets—especially in U.S. equities, to which the fund has a nominal exposure—are looking somewhat stretched at the moment, we believe the underlying economic

QUALITY COMPOSITION AS OF 8/31/18 (%)

ANNUAL REPORT   |   JOHN HANCOCK STRATEGIC INCOME OPPORTUNITIES FUND       6

fundamentals remain positive. In the United States, a strengthening economy, low unemployment, and an uptick in inflation all point to higher interest rates, and with that likelihood on the horizon, we have no intention of adding significantly to the fund's duration profile. To that end, we continue to emphasize credit risk over interest-rate risk in the portfolio. Internationally, we're continuing to find select opportunities in both credits and currencies, and we'll continue to manage those allocations independently. Looking ahead, in an environment of rising rates and stretched valuations, we continue to believe that a risk-conscious approach is a prudent strategy for investors to pursue opportunities in the fixed-income markets.

MANAGED BY

Daniel S. Janis III On the fund since 2006 Investing since 1984
Thomas C. Goggins On the fund since 2009 Investing since 1989
Kisoo Park On the fund since 2015 Investing since 1986
Christopher M. Chapman, CFA On the fund since 2017 Investing since 1999

NET CURRENCY EXPOSURE AS OF 8/31/18 (%)

United States Dollar	74.5
Canadian Dollar	5.4
Indonesian Rupiah	3.2
Swedish Krona	3.2
Norwegian Krone	2.3
British Pound Sterling	2.1
Mexican Peso	1.6
Brazilian Real	1.5
Malaysian Ringgit	1.5
Indian Rupee	1.4
Philippine Peso	1.4
Euro	1.0
Other Currencies	0.9
As a percentage of net assets.
Net currency exposure, after taking into account the effects of forward foreign currency exchange contracts.

The views expressed in this report are exclusively those of Daniel S. Janis III, John Hancock Asset Management, and are subject to change. They are not meant as investment advice. Please note that the holdings discussed in this report may not have been held by the fund for the entire period. Portfolio composition is subject to review in accordance with the fund's investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk.
ANNUAL REPORT   |   JOHN HANCOCK STRATEGIC INCOME OPPORTUNITIES FUND       7

A look at performance

TOTAL RETURNS FOR THE PERIOD ENDED  AUGUST 31, 2018

Average annual total returns (%) with maximum sales charge				Cumulative total returns (%) with maximum sales charge		SEC 30-day yield (%) subsidized	SEC 30-day yield (%) unsubsidized[1]
	1-year	5-year	10-year	5-year	10-year	as of 8-31-18	as of 8-31-18
Class A2	-6.23	2.14	5.62	11.14	72.79	3.20	3.17
Class C2	-3.91	2.26	5.41	11.80	69.37	2.63	2.60
Class I2,3	-2.00	3.30	6.35	17.61	85.10	3.61	3.58
Class R2[2,3]	-2.36	2.90	6.12	15.36	81.17	3.19	3.16
Class R6[2,3]	-1.89	3.40	6.43	18.21	86.47	3.72	3.69
Class NAV[3]	-1.89	3.40	6.45	18.19	86.85	3.74	3.71
Index†	-1.05	2.49	3.70	13.06	43.80	—	—

Performance figures assume all distributions are reinvested. Figures reflect maximum sales charges on Class A shares of 4.0%, and the applicable contingent deferred sales charge (CDSC) on Class C shares. The returns for Class A shares have been adjusted to reflect the reduction in the maximum sales charge from 4.5% to 4.0%, effective 2-3-14. Class C shares sold within one year of purchase are subject to a 1% CDSC. Sales charges are not applicable to Class I, Class R2, Class R6, and Class NAV shares.

The expense ratios of the fund, both net (including any fee waivers and/or expense limitations) and gross (excluding any fee waivers and/or expense limitations), are set forth according to the most recent publicly available prospectuses for the fund and may differ from those disclosed in the Financial highlights tables in this report.Net expenses reflect contractual expense limitations in effect until December 31, 2018 and are subject to change. Had the contractual fee waivers and expense limitations not been in place, gross expenses would apply. The expense ratios are as follows:

	Class A	Class C	Class I	Class R2	Class R6	Class NAV
Gross (%)	1.10	1.80	0.79	1.20	0.69	0.68
Net (%)	1.08	1.78	0.77	1.18	0.67	0.66

Please refer to the most recent prospectus and annual or semiannual report for more information on expenses and any expense limitation arrangements for each class.

The returns reflect past results and should not be considered indicative of future performance. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility and other factors, the fund's current performance may be higher or lower than the performance shown. For current to the most recent month-end performance data, please call 800-225-5291 or visit the fund's website at jhinvestments.com.

The performance table above and the chart on the next page do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The fund's performance results reflect any applicable fee waivers or expense reductions, without which the expenses would increase and results would have been less favorable.

†	Index is the Bloomberg Barclays U.S. Aggregate Bond Index.

See the following page for footnotes.

ANNUAL REPORT   |   JOHN HANCOCK STRATEGIC INCOME OPPORTUNITIES FUND       8

This chart and table show what happened to a hypothetical $10,000 investment in John Hancock Strategic Income Opportunities Fund for the share classes and periods indicated, assuming all distributions were reinvested. For comparison, we've shown the same investment in the Bloomberg Barclays U.S. Aggregate Bond Index.

	Start date	With maximum sales charge ($)	Without sales charge ($)	Index ($)
Class C2,4	8-31-08	16,937	16,937	14,380
Class I2,3	8-31-08	18,510	18,510	14,380
Class R2[2,3]	8-31-08	18,117	18,117	14,380
Class R6[2,3]	8-31-08	18,647	18,647	14,380
Class NAV[3]	8-31-08	18,685	18,685	14,380

The values shown in the chart for "Class A shares with maximum sales charge" have been adjusted to reflect the reduction in the Class A maximum sales charge from 4.5% to 4.0%, which became effective on 2-3-14.

The Bloomberg Barclays U.S. Aggregate Bond Index is an unmanaged index of dollar-denominated and non-convertible investment-grade debt issues.

It is not possible to invest directly in an index. Index figures do not reflect sales charges or foreign currency impact, which would result in lower returns.

Footnotes related to performance pages

1	Unsubsidized yield reflects what the yield would have been without the effect of reimbursements and waivers.
2	Class A, Class C, and Class I shares were first offered on 1-4-10; Class R2 shares were first offered on 3-1-12; Class R6 shares were first offered on 9-1-11. The returns prior to these dates are those of Class NAV shares that have not been adjusted for class-specific expenses; otherwise, returns would vary.
3	For certain types of investors, as described in the fund's prospectuses.
4	The contingent deferred sales charge is not applicable.
ANNUAL REPORT   |   JOHN HANCOCK STRATEGIC INCOME OPPORTUNITIES FUND       9

Your expenses
These examples are intended to help you understand your ongoing operating expenses of investing in the fund so you can compare these costs with the ongoing costs of investing in other mutual funds.
Understanding fund expenses
As a shareholder of the fund, you incur two types of costs:
■Transaction costs, which include sales charges (loads) on purchases or redemptions (varies by share class), minimum account fee charge, etc.
■Ongoing operating expenses, including management fees, distribution and service fees (if applicable), and other fund expenses.
We are presenting only your ongoing operating expenses here.
Actual expenses/actual returns
The first line of each share class in the table on the following page is intended to provide information about the fund’s actual ongoing operating expenses, and is based on the fund’s actual return. It assumes an account value of $1,000.00 on March 1, 2018, with the same investment held until August 31, 2018.
Together with the value of your account, you may use this information to estimate the operating expenses that you paid over the period. Simply divide your account value at August 31, 2018, by $1,000.00, then multiply it by the “expenses paid” for your share class from the table. For example, for an account value of $8,600.00, the operating expenses should be calculated as follows:
Actual expenses/actual returns
The first line of each share class in the table on the following page is intended to provide information about the fund’s actual ongoing operating expenses, and is based on the fund’s actual return. It assumes an account value of $1,000.00 on March 1, 2018, with the same investment held until August 31, 2018.
Together with the value of your account, you may use this information to estimate the operating expenses that you paid over the period. Simply divide your account value at August 31, 2018, by $1,000.00, then multiply it by the “expenses paid” for your share class from the table. For example, for an account value of $8,600.00, the operating expenses should be calculated as follows:
Remember, these examples do not include any transaction costs, therefore, these examples will not help you to determine the relative total costs of owning different funds. If transaction costs were included, your expenses would have been higher. See the prospectuses for details regarding transaction costs.
10	JOHN HANCOCK STRATEGIC INCOME OPPORTUNITIES FUND | ANNUAL REPORT

SHAREHOLDER EXPENSE EXAMPLE CHART

		Account value on 3-1-2018	Ending value on 8-31-2018	Expenses paid during period ended 8-31-2018[1]	Annualized expense ratio
Class A	Actual expenses/actual returns	$1,000.00	$ 979.20	$5.29	1.06%
	Hypothetical example	1,000.00	1,019.90	5.40	1.06%
Class C	Actual expenses/actual returns	1,000.00	975.80	8.76	1.76%
	Hypothetical example	1,000.00	1,016.30	8.94	1.76%
Class I	Actual expenses/actual returns	1,000.00	980.70	3.84	0.77%
	Hypothetical example	1,000.00	1,021.30	3.92	0.77%
Class R2	Actual expenses/actual returns	1,000.00	978.70	5.98	1.20%
	Hypothetical example	1,000.00	1,019.20	6.11	1.20%
Class R6	Actual expenses/actual returns	1,000.00	981.20	3.35	0.67%
	Hypothetical example	1,000.00	1,021.80	3.41	0.67%
Class NAV	Actual expenses/actual returns	1,000.00	980.30	3.24	0.65%
	Hypothetical example	1,000.00	1,021.90	3.31	0.65%

[1]	Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).
ANNUAL REPORT | JOHN HANCOCK STRATEGIC INCOME OPPORTUNITIES FUND	11

Fund’s investments
AS OF 8-31-18
	Rate (%)	Maturity date		Par value^	Value
Foreign government obligations 20.6%					$1,516,357,196
(Cost $1,705,070,060)
Australia 1.3%					96,184,077
Commonwealth of Australia	5.750	07-15-22	AUD	9,955,000	8,137,483
New South Wales Treasury Corp.	4.000	04-08-21	AUD	9,515,000	7,164,025
New South Wales Treasury Corp.	6.000	03-01-22	AUD	32,690,000	26,493,909
Queensland Treasury Corp.	5.500	06-21-21	AUD	34,370,000	26,900,444
Queensland Treasury Corp.	6.000	07-21-22	AUD	33,670,000	27,488,216
Austria 0.3%					22,881,771
Republic of Austria (A)	0.000	07-15-23	EUR	19,625,000	22,881,771
Brazil 1.6%					114,607,267
Federative Republic of Brazil	10.000	01-01-21	BRL	171,620,000	43,082,683
Federative Republic of Brazil	10.000	01-01-23	BRL	298,320,000	71,524,584
Canada 0.1%					11,115,298
Export Development Canada	2.400	06-07-21	AUD	4,145,000	2,985,610
Province of British Columbia (A)	6.600	01-09-20	INR	584,515,000	8,129,688
Colombia 0.9%					63,204,026
Republic of Colombia	4.000	02-26-24		11,000,000	11,044,000
Republic of Colombia	4.500	01-28-26		17,170,000	17,556,325
Republic of Colombia	7.000	05-04-22	COP	101,417,000,000	34,603,701
Finland 0.3%					22,468,045
Republic of Finland (A)	1.500	04-15-23	EUR	17,950,000	22,468,045
Hungary 1.0%					70,602,826
Republic of Hungary	6.250	01-29-20		33,010,000	34,417,216
Republic of Hungary	6.375	03-29-21		33,790,000	36,185,610
India 0.7%					51,301,203
Republic of India	7.680	12-15-23	INR	1,060,000,000	14,708,446
Republic of India	7.800	04-11-21	INR	2,597,400,000	36,592,757
Indonesia 3.4%					252,386,866
Perusahaan Penerbit SBSN Indonesia III (A)	4.150	03-29-27		10,060,000	9,775,805
Republic of Indonesia (A)	2.150	07-18-24	EUR	8,895,000	10,491,060
Republic of Indonesia (A)	2.625	06-14-23	EUR	11,010,000	13,415,923
Republic of Indonesia	5.625	05-15-23	IDR	97,644,000,000	6,032,318
Republic of Indonesia (A)	5.875	01-15-24		5,125,000	5,528,496
Republic of Indonesia	6.125	05-15-28	IDR	530,548,000,000	31,119,720
Republic of Indonesia	6.625	05-15-33	IDR	279,712,000,000	16,330,775
Republic of Indonesia	7.000	05-15-22	IDR	392,790,000,000	26,192,773
Republic of Indonesia	7.000	05-15-27	IDR	447,055,000,000	28,073,719
Republic of Indonesia	7.500	08-15-32	IDR	78,553,000,000	4,932,894
Republic of Indonesia	7.500	05-15-38	IDR	196,870,000,000	11,961,891
12	JOHN HANCOCK STRATEGIC INCOME OPPORTUNITIES FUND | ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Rate (%)	Maturity date		Par value^	Value
Indonesia (continued)
Republic of Indonesia	8.250	07-15-21	IDR	370,855,000,000	$25,582,172
Republic of Indonesia	8.375	03-15-24	IDR	303,817,000,000	20,831,987
Republic of Indonesia	8.375	09-15-26	IDR	345,018,000,000	23,527,792
Republic of Indonesia	8.750	05-15-31	IDR	174,458,000,000	12,121,361
Republic of Indonesia	9.000	03-15-29	IDR	90,490,000,000	6,468,180
Ireland 2.2%					158,343,575
Republic of Ireland	3.400	03-18-24	EUR	54,135,000	74,006,824
Republic of Ireland	3.900	03-20-23	EUR	61,660,000	84,336,751
Malaysia 1.5%					113,267,668
Government of Malaysia	3.620	11-30-21	MYR	37,200,000	9,089,066
Government of Malaysia	3.733	06-15-28	MYR	24,975,000	5,933,086
Government of Malaysia	3.844	04-15-33	MYR	80,566,000	18,178,175
Government of Malaysia	3.882	03-14-25	MYR	36,535,000	8,862,229
Government of Malaysia	3.899	11-16-27	MYR	43,417,000	10,357,123
Government of Malaysia	4.059	09-30-24	MYR	157,240,000	38,432,793
Government of Malaysia	4.160	07-15-21	MYR	90,688,000	22,415,196
Mexico 2.0%					147,092,623
Government of Mexico	4.600	01-23-46		14,931,000	13,878,365
Government of Mexico	6.500	06-10-21	MXN	662,100,000	33,448,348
Government of Mexico	7.750	05-29-31	MXN	364,356,000	18,732,478
Government of Mexico	8.000	06-11-20	MXN	289,660,000	15,182,352
Government of Mexico	8.000	12-07-23	MXN	418,147,500	22,006,899
Government of Mexico	8.500	12-13-18	MXN	274,680,500	14,380,102
Government of Mexico	10.000	12-05-24	MXN	509,276,500	29,464,079
New Zealand 0.7%					48,914,232
Dominion of New Zealand	3.000	04-15-20	NZD	16,875,000	11,404,070
Dominion of New Zealand	6.000	05-15-21	NZD	40,955,000	30,159,803
New Zealand Local Government Funding Agency	5.500	04-15-23	NZD	9,850,000	7,350,359
Norway 1.4%					101,317,367
Government of Norway (A)	2.000	05-24-23	NOK	196,500,000	24,087,690
Government of Norway (A)	3.750	05-25-21	NOK	388,515,000	49,525,279
Government of Norway (A)	4.500	05-22-19	NOK	226,338,000	27,704,398
Philippines 1.4%					101,295,145
Republic of Philippines	3.500	03-20-21	PHP	315,580,000	5,674,939
Republic of Philippines	3.500	04-21-23	PHP	788,770,000	13,285,953
Republic of Philippines	4.625	09-09-40	PHP	45,902,000	614,277
Republic of Philippines	4.950	01-15-21	PHP	681,320,000	12,762,963
Republic of Philippines	5.875	12-16-20	PHP	321,278,240	6,120,252
Republic of Philippines	6.250	01-14-36	PHP	895,000,000	16,738,984
Republic of Philippines	6.500	04-28-21	PHP	583,470,000	11,295,941
Republic of Philippines	7.375	03-03-21	PHP	313,800,000	6,153,281
SEE NOTES TO FINANCIAL STATEMENTS	ANNUAL REPORT | JOHN HANCOCK STRATEGIC INCOME OPPORTUNITIES FUND	13

	Rate (%)	Maturity date		Par value^	Value
Philippines (continued)
Republic of Philippines	8.000	07-19-31	PHP	959,560,000	$19,892,493
Republic of Philippines	8.125	12-16-35	PHP	419,020,160	8,756,062
Portugal 1.0%					77,271,916
Republic of Portugal (A)	3.850	04-15-21	EUR	34,730,000	44,391,054
Republic of Portugal (A)	5.125	10-15-24		31,475,000	32,880,862
Singapore 0.3%					25,052,112
Republic of Singapore	3.250	09-01-20	SGD	33,505,000	25,052,112
South Korea 0.0%					588,069
Korea Treasury Bond Coupon Strips	1.755	09-10-18	KRW	654,810,000	588,069
Sweden 0.5%					38,463,110
Kingdom of Sweden (A)	0.125	04-24-23	EUR	32,880,000	38,463,110

Corporate bonds 43.3%					$3,186,006,596
(Cost $3,252,024,693)
Consumer discretionary 6.9%					505,535,173
Diversified consumer services 0.2%
Graham Holdings Company (A)	5.750	06-01-26		11,385,000	11,641,163
Hotels, restaurants and leisure 1.8%
ESH Hospitality, Inc. (A)	5.250	05-01-25		11,765,000	11,397,344
KFC Holding Company/Pizza Hut Holdings LLC/Taco Bell of America LLC (A)	5.000	06-01-24		19,478,000	19,429,305
KFC Holding Company/Pizza Hut Holdings LLC/Taco Bell of America LLC (A)	5.250	06-01-26		24,077,000	24,077,000
New Red Finance, Inc. (A)	4.250	05-15-24		24,920,000	23,798,600
New Red Finance, Inc. (A)	4.625	01-15-22		28,550,000	28,550,000
New Red Finance, Inc. (A)	5.000	10-15-25		26,605,000	25,673,825
Internet and direct marketing retail 0.9%
Expedia Group, Inc.	3.800	02-15-28		16,660,000	15,621,248
Expedia Group, Inc.	5.000	02-15-26		12,320,000	12,753,778
Netflix, Inc.	3.625	05-15-27	EUR	15,705,000	17,884,492
Netflix, Inc. (A)	4.875	04-15-28		23,955,000	22,697,363
QVC, Inc.	4.450	02-15-25		1,020,000	978,829
Media 4.0%
Altice Financing SA (A)	7.500	05-15-26		16,245,000	15,473,363
AMC Entertainment Holdings, Inc.	6.375	11-15-24	GBP	15,960,000	21,340,619
Cablevision Systems Corp.	5.875	09-15-22		2,320,000	2,360,600
CCO Holdings LLC (A)	5.000	02-01-28		16,005,000	14,989,163
CCO Holdings LLC (A)	5.125	05-01-27		15,760,000	15,031,100
CCO Holdings LLC	5.750	01-15-24		20,127,000	20,475,801
Cequel Communications Holdings I LLC (A)	7.500	04-01-28		14,610,000	15,230,925
Lamar Media Corp.	5.000	05-01-23		2,062,000	2,098,085
14	JOHN HANCOCK STRATEGIC INCOME OPPORTUNITIES FUND | ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Rate (%)	Maturity date		Par value^	Value
Consumer discretionary (continued)
Media (continued)
LIN Television Corp.	5.875	11-15-22		6,452,000	$6,581,040
Lions Gate Capital Holdings LLC (A)	5.875	11-01-24		16,280,000	16,788,750
Meredith Corp. (A)	6.875	02-01-26		21,070,000	21,333,375
Nexstar Broadcasting, Inc. (A)	5.625	08-01-24		14,958,000	14,699,227
Sinclair Television Group, Inc. (A)	5.625	08-01-24		11,905,000	11,726,425
Sirius XM Radio, Inc. (A)	4.625	05-15-23		15,995,000	15,939,018
Sirius XM Radio, Inc. (A)	5.000	08-01-27		3,932,000	3,799,256
Sirius XM Radio, Inc. (A)	5.375	07-15-26		16,390,000	16,349,025
The Nielsen Company Luxembourg SARL (A)(B)	5.000	02-01-25		21,010,000	20,379,700
Tribune Media Company	5.875	07-15-22		7,860,000	7,977,900
Viacom, Inc.	5.850	09-01-43		7,141,000	7,414,496
Viacom, Inc. (6.250% to 2-28-27, then 3 month LIBOR + 3.899%)	6.250	02-28-57		24,500,000	24,248,065
WMG Acquisition Corp. (A)	5.000	08-01-23		2,600,000	2,580,500
WMG Acquisition Corp. (A)	5.500	04-15-26		14,469,000	14,215,793
Consumer staples 1.9%					137,395,910
Beverages 0.4%
Constellation Brands, Inc.	4.250	05-01-23		11,320,000	11,535,267
Constellation Brands, Inc.	4.750	12-01-25		5,985,000	6,193,201
Molson Coors Brewing Company	1.250	07-15-24	EUR	10,170,000	11,714,815
Food and staples retailing 0.5%
Aramark Services, Inc. (A)	5.000	04-01-25		14,990,000	15,083,688
Aramark Services, Inc.	5.125	01-15-24		16,665,000	16,923,141
Food products 0.8%
Darling Global Finance BV (A)	3.625	05-15-26	EUR	8,350,000	9,979,260
Darling Ingredients, Inc.	5.375	01-15-22		8,425,000	8,530,313
Post Holdings, Inc. (A)	5.000	08-15-26		24,125,000	23,160,000
Post Holdings, Inc. (A)	5.750	03-01-27		18,040,000	17,814,500
Personal products 0.2%
Natura Cosmeticos SA (A)	5.375	02-01-23		17,260,000	16,461,725
Energy 7.0%					514,625,650
Energy equipment and services 0.3%
Antero Midstream Partners LP	5.375	09-15-24		23,545,000	23,721,588
Oil, gas and consumable fuels 6.7%
Andeavor	4.750	12-15-23		18,355,000	19,132,084
Antero Resources Corp. (B)	5.000	03-01-25		17,590,000	17,721,925
Antero Resources Corp.	5.625	06-01-23		23,010,000	23,678,441
Blue Racer Midstream LLC (A)	6.125	11-15-22		2,130,000	2,172,557
Concho Resources, Inc.	4.375	01-15-25		15,970,000	16,116,345
DCP Midstream Operating LP	3.875	03-15-23		1,015,000	989,625
DCP Midstream Operating LP	5.375	07-15-25		17,080,000	17,507,000
Denbury Resources, Inc. (A)(B)	7.500	02-15-24		15,560,000	15,812,850
SEE NOTES TO FINANCIAL STATEMENTS	ANNUAL REPORT | JOHN HANCOCK STRATEGIC INCOME OPPORTUNITIES FUND	15

	Rate (%)	Maturity date		Par value^	Value
Energy (continued)
Oil, gas and consumable fuels (continued)
Diamondback Energy, Inc. (B)	5.375	05-31-25		35,085,000	$35,874,413
Enbridge, Inc.	4.250	12-01-26		22,120,000	22,217,281
Enbridge, Inc. (6.000% to 1-15-27, then 3 month LIBOR + 3.890%)	6.000	01-15-77		12,055,000	11,723,488
FTS International, Inc.	6.250	05-01-22		8,405,000	8,247,406
Indika Energy Capital III Pte, Ltd. (A)(B)	5.875	11-09-24		13,160,000	12,106,437
Murphy Oil Corp.	6.875	08-15-24		21,930,000	23,162,274
Newfield Exploration Company	5.375	01-01-26		12,780,000	13,323,150
Newfield Exploration Company	5.625	07-01-24		23,285,000	24,827,631
Occidental Petroleum Corp.	3.500	06-15-25		25,620,000	25,596,278
Parsley Energy LLC (A)	5.375	01-15-25		24,840,000	25,023,816
Parsley Energy LLC (A)	5.625	10-15-27		21,315,000	21,581,438
Parsley Energy LLC (A)	6.250	06-01-24		7,300,000	7,610,250
Pertamina Persero PT (A)	4.300	05-20-23		9,830,000	9,810,114
Petroleos del Peru SA (A)(B)	5.625	06-19-47		8,126,000	8,166,630
Petroleos Mexicanos	4.625	09-21-23		20,165,000	19,818,162
Petroleos Mexicanos	6.000	03-05-20		2,120,000	2,191,550
Petroleos Mexicanos (A)	7.190	09-12-24	MXN	169,460,000	7,716,738
Petroleos Mexicanos (A)	7.650	11-24-21	MXN	198,639,000	9,837,498
SM Energy Company (B)	6.625	01-15-27		15,130,000	15,603,418
Targa Resources Partners LP (A)	5.875	04-15-26		10,745,000	11,013,625
Teekay Offshore Partners LP (A)(B)	8.500	07-15-23		10,580,000	10,844,500
The Williams Companies, Inc.	3.750	06-15-27		19,815,000	19,003,957
The Williams Companies, Inc.	4.550	06-24-24		16,900,000	17,248,816
WPX Energy, Inc.	5.750	06-01-26		13,340,000	13,456,725
WPX Energy, Inc.	6.000	01-15-22		1,712,000	1,767,640
Financials 12.4%					912,772,299
Banks 8.7%
Ameris Bancorp (5.750% to 3-15-22, then 3 month LIBOR + 3.616%)	5.750	03-15-27		7,979,000	8,197,683
Asian Development Bank	4.625	03-06-19	NZD	16,505,000	11,061,808
Asian Development Bank	5.000	03-09-22	AUD	11,300,000	8,831,873
Asian Development Bank	6.450	08-08-21	INR	1,889,420,000	25,968,711
Asian Development Bank	6.950	01-16-20	INR	262,400,000	3,664,664
Banc of California, Inc.	5.250	04-15-25		6,914,000	6,975,179
Banco Nacional de Comercio Exterior SNC (A)	4.375	10-14-25		11,995,000	11,815,195
Banco Nacional de Comercio Exterior SNC (3.800% to 8-11-21, then 5 Year CMT + 3.000%) (A)	3.800	08-11-26		2,465,000	2,397,237
Bank of America Corp. (3 month LIBOR + 0.760%) (C)	3.101	09-15-26		22,415,000	21,583,604
BankUnited, Inc.	4.875	11-17-25		16,775,000	17,157,682
BNG Bank NV	0.250	02-22-23	EUR	10,805,000	12,681,419
BNG Bank NV	0.250	06-07-24	EUR	10,700,000	12,446,218
16	JOHN HANCOCK STRATEGIC INCOME OPPORTUNITIES FUND | ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Rate (%)	Maturity date		Par value^	Value
Financials (continued)
Banks (continued)
Cadence BanCorp (6.500% to 3-11-20, then 3 month LIBOR + 4.663%) (A)	6.500	03-11-25		3,601,000	$3,616,107
Citigroup, Inc. (3 month BBSW + 1.550%) (C)	3.516	05-04-21	AUD	13,996,000	10,211,202
ConnectOne Bancorp, Inc. (5.200% to 2-1-23, then 3 month LIBOR + 2.840%)	5.200	02-01-28		4,405,000	4,388,992
Fifth Third Bancorp (5.100% to 6-30-23, then 3 month LIBOR + 3.033%) (D)	5.100	06-30-23		21,600,000	21,276,000
Freedom Mortgage Corp. (A)	8.250	04-15-25		18,620,000	18,038,125
Heartland Financial USA, Inc.	5.750	12-30-24		2,931,000	2,946,574
Huntington Bancshares, Inc. (5.700% to 4-15-23, then 3 month LIBOR + 2.880%) (D)	5.700	04-15-23		10,240,000	10,214,400
Inter-American Development Bank	3.750	10-09-18	AUD	13,365,000	9,623,097
Inter-American Development Bank	6.500	08-20-19	AUD	18,255,000	13,654,681
International Bank for Reconstruction & Development	2.500	03-12-20	AUD	8,500,000	6,136,468
International Bank for Reconstruction & Development	2.800	01-13-21	AUD	10,970,000	7,978,114
International Bank for Reconstruction & Development	3.375	01-25-22	NZD	32,298,000	22,027,682
International Bank for Reconstruction & Development	3.500	01-22-21	NZD	38,030,000	25,893,759
International Bank for Reconstruction & Development	3.625	06-22-20	NOK	65,640,000	8,152,466
International Bank for Reconstruction & Development	4.625	10-06-21	NZD	25,130,000	17,743,047
International Bank for Reconstruction & Development	7.450	08-20-21	IDR	213,155,000,000	14,245,136
International Finance Corp.	2.800	08-15-22	AUD	24,695,000	17,984,170
International Finance Corp.	3.625	05-20-20	NZD	34,873,000	23,650,927
International Finance Corp.	6.450	10-30-18	INR	1,274,870,000	17,922,460
JPMorgan Chase & Co.	4.250	11-02-18	NZD	31,595,000	20,957,667
JPMorgan Chase & Co. (3 month LIBOR + 1.000%) (C)	3.314	05-15-77		18,876,000	16,469,310
KFW	0.000	09-15-23	EUR	5,350,000	6,203,119
KFW	0.375	03-15-23	EUR	10,960,000	12,979,334
KFW	2.125	08-15-23	EUR	25,115,000	32,202,200
KFW	3.750	05-29-20	NZD	11,170,000	7,583,671
KFW	6.000	08-20-20	AUD	22,610,000	17,419,619
Nordic Investment Bank	1.375	07-15-20	NOK	80,590,000	9,635,416
Nordic Investment Bank	4.125	03-19-20	NZD	18,050,000	12,300,664
Old Second Bancorp, Inc. (5.750% to 12-31-21, then 3 month LIBOR + 3.850%)	5.750	12-31-26		2,333,000	2,385,945
SEE NOTES TO FINANCIAL STATEMENTS	ANNUAL REPORT | JOHN HANCOCK STRATEGIC INCOME OPPORTUNITIES FUND	17

	Rate (%)	Maturity date		Par value^	Value
Financials (continued)
Banks (continued)
Pinnacle Bank (4.875% to 7-30-20, then 3 month LIBOR + 3.128%)	4.875	07-30-25		3,364,000	$3,374,220
Realkredit Danmark A/S	2.000	04-01-19	DKK	120,090,000	18,950,629
SunTrust Banks, Inc. (5.050% to 6-15-22, then 3 month LIBOR + 3.102%) (D)	5.050	06-15-22		17,450,000	17,231,875
Synovus Financial Corp. (5.750% to 12-15-20, then 3 month LIBOR + 4.182%)	5.750	12-15-25		21,575,000	22,297,763
U.S. Bancorp	0.850	06-07-24	EUR	7,805,000	9,048,229
Valley National Bancorp	4.550	06-30-25		2,703,000	2,660,185
Wells Fargo & Company	3.250	04-27-22	AUD	12,300,000	8,885,922
Wells Fargo & Company (3 month BBSW + 1.320%) (C)	3.285	07-27-21	AUD	9,035,000	6,561,923
Westpac Banking Corp.	5.000	10-21-19	GBP	3,165,000	4,275,930
Westpac Banking Corp.	7.250	02-11-20	AUD	5,300,000	4,063,543
Zions Bancorporation (5.800% to 6-15-23, then 3 month LIBOR + 3.800%) (D)	5.800	06-15-23		8,290,000	8,290,000
Capital markets 0.8%
E*TRADE Financial Corp. (5.875% to 9-15-26, then 3 month LIBOR + 4.435%) (D)	5.875	09-15-26		4,445,000	4,600,575
Stifel Financial Corp.	4.250	07-18-24		14,910,000	15,023,227
Temasek Financial I, Ltd.	3.265	02-19-20	SGD	5,250,000	3,887,437
The Goldman Sachs Group, Inc.	1.375	05-15-24	EUR	12,713,000	14,920,353
The Goldman Sachs Group, Inc. (3 month LIBOR + 0.750%) (C)	3.060	02-23-23		19,350,000	19,403,789
Consumer finance 0.2%
Trust F/1401 (A)	5.250	12-15-24		11,970,000	12,089,700
Diversified financial services 1.6%
European Bank for Reconstruction & Development	7.375	04-15-19	IDR	103,120,000,000	6,869,066
European Financial Stability Facility	0.125	10-17-23	EUR	24,115,000	28,025,550
European Financial Stability Facility	0.500	01-20-23	EUR	9,300,000	11,049,779
European Financial Stability Facility	1.875	05-23-23	EUR	13,155,000	16,610,342
Silver Queen Financial Services, Inc. (5.500% to 12-1-22, then 3 month LIBOR + 3.338%) (A)	5.500	12-01-27		1,808,000	1,792,668
Swiss Insured Brazil Power Finance Sarl (A)	9.850	07-16-32	BRL	229,130,000	52,176,002
Insurance 0.9%
American International Group, Inc. (8.175% to 5-15-38, then 3 month LIBOR + 4.195%)	8.175	05-15-68		29,595,000	37,289,700
DB Insurance Company, Ltd.	3.492	05-25-24	KRW	10,000,000,000	9,012,334
DB Insurance Company, Ltd.	3.865	05-25-27	KRW	10,000,000,000	8,972,636
18	JOHN HANCOCK STRATEGIC INCOME OPPORTUNITIES FUND | ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Rate (%)	Maturity date		Par value^	Value
Financials (continued)
Insurance (continued)
Nationstar Mortgage Holdings, Inc. (A)	8.125	07-15-23		12,415,000	$12,880,563
Thrifts and mortgage finance 0.2%
Dime Community Bancshares, Inc. (4.500% to 6-15-22, then 3 month LIBOR + 2.660%)	4.500	06-15-27		7,560,000	7,570,911
MGIC Investment Corp.	5.750	08-15-23		7,970,000	8,335,823
Health care 2.3%					170,073,956
Biotechnology 0.2%
AbbVie, Inc.	1.375	05-17-24	EUR	12,370,000	14,543,873
Health care providers and services 1.4%
CVS Health Corp.	4.100	03-25-25		16,750,000	16,769,054
CVS Health Corp.	4.300	03-25-28		14,570,000	14,460,160
HCA Healthcare, Inc.	6.250	02-15-21		21,463,000	22,428,835
HCA, Inc.	4.500	02-15-27		12,375,000	12,251,250
HCA, Inc.	5.000	03-15-24		18,845,000	19,269,013
HCA, Inc.	7.500	02-15-22		13,785,000	15,129,038
Life sciences tools and services 0.2%
IQVIA, Inc. (A)	4.875	05-15-23		5,350,000	5,363,375
Thermo Fisher Scientific, Inc.	0.750	09-12-24	EUR	3,288,000	3,776,674
Thermo Fisher Scientific, Inc.	1.400	01-23-26	EUR	4,947,000	5,789,265
Pharmaceuticals 0.5%
Allergan Funding SCS	1.250	06-01-24	EUR	6,760,000	7,740,779
Teva Pharmaceutical Finance Netherlands II BV	4.500	03-01-25	EUR	10,640,000	13,030,367
Teva Pharmaceutical Finance Netherlands III BV	6.000	04-15-24		19,225,000	19,522,273
Industrials 3.7%					276,555,274
Air freight and logistics 2.1%
Mexico City Airport Trust (A)(B)	3.875	04-30-28		42,335,000	38,154,419
Mexico City Airport Trust (A)	4.250	10-31-26		32,774,000	30,807,560
Mexico City Airport Trust (A)	5.500	10-31-46		25,565,000	22,656,981
Mexico City Airport Trust (A)	5.500	07-31-47		70,115,000	62,222,154
Construction and engineering 0.7%
AECOM	5.125	03-15-27		35,255,000	34,638,038
AECOM	5.875	10-15-24		15,445,000	16,485,839
Industrial conglomerates 0.2%
General Electric Company (5.000% to 1-21-21, then 3 month LIBOR + 3.330%) (D)	5.000	01-21-21		14,530,000	14,302,969
Marine 0.1%
Pelabuhan Indonesia II PT (A)	4.250	05-05-25		10,110,000	9,867,360
Professional services 0.1%
IHS Markit, Ltd.	4.750	08-01-28		11,230,000	11,315,123
SEE NOTES TO FINANCIAL STATEMENTS	ANNUAL REPORT | JOHN HANCOCK STRATEGIC INCOME OPPORTUNITIES FUND	19

	Rate (%)	Maturity date		Par value^	Value
Industrials (continued)
Trading companies and distributors 0.4%
BOC Aviation, Ltd. (A)	2.750	09-18-22		11,775,000	$11,234,692
BOC Aviation, Ltd. (3 month LIBOR + 1.050%) (A)(B)(C)	3.399	05-02-21		3,715,000	3,737,662
United Rentals North America, Inc.	5.500	05-15-27		13,870,000	13,835,325
Transportation infrastructure 0.1%
Jasa Marga Persero Tbk PT (A)	7.500	12-11-20	IDR	114,350,000,000	7,297,152
Information technology 2.3%					168,587,545
Communications equipment 0.1%
Motorola Solutions, Inc.	4.600	02-23-28		8,180,000	8,141,441
Electronic equipment, instruments and components 0.3%
CDW LLC	5.000	09-01-25		6,850,000	6,807,188
Trimble, Inc.	4.150	06-15-23		12,500,000	12,546,432
Internet software and services 0.4%
Cimpress NV (A)	7.000	06-15-26		10,760,000	10,961,750
Rackspace Hosting, Inc. (A)(B)	8.625	11-15-24		8,530,000	8,396,719
Travelport Corporate Finance PLC (A)	6.000	03-15-26		11,546,000	11,748,055
IT services 0.7%
Banff Merger Sub, Inc. (A)	9.750	09-01-26		11,650,000	11,679,125
IBM Corp.	2.750	12-21-20	GBP	15,015,000	20,097,021
Total System Services, Inc.	4.450	06-01-28		17,265,000	17,539,220
Semiconductors and semiconductor equipment 0.3%
NXP BV (A)	4.625	06-01-23		22,155,000	22,487,325
Software 0.3%
CDK Global, Inc.	5.875	06-15-26		14,080,000	14,455,091
Citrix Systems, Inc.	4.500	12-01-27		11,995,000	11,659,085
Technology hardware, storage and peripherals 0.2%
Western Digital Corp.	4.750	02-15-26		12,310,000	12,069,093
Materials 3.3%					241,344,766
Chemicals 0.3%
Ecolab, Inc.	1.000	01-15-24	EUR	4,270,000	5,026,649
Syngenta Finance NV (A)	5.182	04-24-28		14,180,000	13,655,072
Construction materials 0.3%
Cemex SAB de CV (A)	6.125	05-05-25		21,500,000	22,037,500
Containers and packaging 2.1%
Ball Corp.	4.000	11-15-23		24,160,000	23,586,200
Ball Corp.	4.375	12-15-20		15,810,000	16,007,625
Ball Corp.	4.875	03-15-26		14,415,000	14,306,888
Ball Corp.	5.250	07-01-25		24,545,000	25,281,350
Crown Americas LLC	4.500	01-15-23		18,265,000	18,265,000
Crown Cork & Seal Company, Inc.	7.375	12-15-26		11,568,000	12,609,120
Sealed Air Corp. (A)	4.875	12-01-22		10,150,000	10,200,750
20	JOHN HANCOCK STRATEGIC INCOME OPPORTUNITIES FUND | ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Rate (%)	Maturity date		Par value^	Value
Materials (continued)
Containers and packaging (continued)
Sealed Air Corp. (A)	5.125	12-01-24		16,620,000	$16,827,750
Sealed Air Corp. (A)	6.500	12-01-20		18,465,000	19,434,413
Metals and mining 0.6%
Southern Copper Corp.	3.875	04-23-25		26,355,000	25,626,918
Vedanta Resources PLC (A)	6.375	07-30-22		19,325,000	18,479,531
Real estate 0.7%					55,067,099
Equity real estate investment trusts 0.7%
Equinix, Inc.	2.875	03-15-24	EUR	9,030,000	10,566,032
Equinix, Inc.	5.375	05-15-27		32,225,000	32,788,938
SBA Communications Corp.	4.875	09-01-24		11,870,000	11,712,129
Telecommunication services 0.8%					56,260,484
Diversified telecommunication services 0.6%
CSC Holdings LLC (A)	5.375	02-01-28		4,175,000	4,001,529
CSC Holdings LLC (A)	5.500	04-15-27		12,580,000	12,249,775
CyrusOne LP	5.000	03-15-24		10,935,000	11,071,688
Radiate Holdco LLC (A)	6.625	02-15-25		18,075,000	16,900,125
Wireless telecommunication services 0.2%
America Movil SAB de CV	7.125	12-09-24	MXN	202,160,000	9,693,289
Sprint Communications, Inc. (A)	9.000	11-15-18		2,318,000	2,344,078
Utilities 2.0%					147,788,440
Electric utilities 0.9%
Emera US Finance LP	3.550	06-15-26		29,975,000	28,485,070
Emera, Inc. (6.750% to 6-15-26, then 3 month LIBOR + 5.440%) (B)	6.750	06-15-76		22,270,000	23,608,888
Perusahaan Listrik Negara PT (A)	4.125	05-15-27		16,960,000	15,986,750
Gas utilities 0.2%
AmeriGas Partners LP	5.750	05-20-27		16,875,000	16,664,063
Southern Gas Networks PLC	4.875	12-21-20	GBP	805,000	1,123,426
Independent power and renewable electricity producers 0.9%
Greenko Dutch BV (A)	5.250	07-24-24		10,740,000	9,953,349
NextEra Energy Operating Partners LP (A)	4.250	09-15-24		15,845,000	15,448,875
NextEra Energy Operating Partners LP (A)	4.500	09-15-27		21,265,000	20,201,750

NRG Energy, Inc.	6.625	01-15-27		15,595,000	16,316,269
Convertible bonds 2.7%					$200,276,711
(Cost $176,674,337)
Consumer discretionary 0.9%					65,467,763
Household durables 0.3%
Sony Corp.	0.000	09-30-22	JPY	1,850,000,000	23,172,903
SEE NOTES TO FINANCIAL STATEMENTS	ANNUAL REPORT | JOHN HANCOCK STRATEGIC INCOME OPPORTUNITIES FUND	21

	Rate (%)	Maturity date		Par value^	Value
Consumer discretionary (continued)
Internet and direct marketing retail 0.2%
Liberty Expedia Holdings, Inc. (A)(B)	1.000	06-30-47		14,230,000	$14,271,779
Media 0.4%
DISH Network Corp.	3.375	08-15-26		5,520,000	5,192,129
GCI Liberty, Inc. (A)	1.750	09-30-46		21,845,000	22,830,952
Energy 0.2%					15,998,475
Oil, gas and consumable fuels 0.2%
Oasis Petroleum, Inc. (B)	2.625	09-15-23		12,170,000	15,998,475
Financials 0.1%					8,436,520
Mortgage real estate investment trusts 0.1%
Redwood Trust, Inc.	5.625	07-15-24		8,495,000	8,436,520
Health care 0.8%					56,982,385
Health care equipment and supplies 0.3%
Danaher Corp.	0.000	01-22-21		5,695,000	22,515,154
Health care providers and services 0.3%
Anthem, Inc.	2.750	10-15-42		5,694,000	20,665,189
Pharmaceuticals 0.2%
Bayer Capital Corp. BV (A)	5.625	11-22-19	EUR	12,500,000	13,802,042
Information technology 0.3%					24,920,760
Semiconductors and semiconductor equipment 0.1%
Novellus Systems, Inc.	2.625	05-15-41		1,960,000	10,214,663
Software 0.2%
Avaya Holdings Corp. (A)	2.250	06-15-23		14,020,000	14,706,097
Utilities 0.4%					28,470,808
Independent power and renewable electricity producers 0.4%
NextEra Energy Partners LP (A)	1.500	09-15-20		14,410,000	14,728,605

NRG Energy, Inc. (A)	2.750	06-01-48		13,405,000	13,742,203
Capital preferred securities 2.2%					$161,950,230
(Cost $162,237,756)
Financials 2.2%					161,950,230
Banks 2.0%
BAC Capital Trust XIII (Greater of 3 month LIBOR + 0.400% or 4.000%) (C)(D)	4.000	09-17-18		19,345,000	16,539,975
BAC Capital Trust XIV, Series G (Greater of 3 month LIBOR + 0.400% or 4.000%) (C)(D)	4.000	09-17-18		20,683,000	17,709,819
First Maryland Capital I (3 month LIBOR + 1.000%) (C)	3.339	01-15-27		13,280,000	12,556,240
First Maryland Capital II (3 month LIBOR + 0.850%) (C)	3.193	02-01-27		17,524,000	16,481,322
22	JOHN HANCOCK STRATEGIC INCOME OPPORTUNITIES FUND | ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Rate (%)	Maturity date	Par value^	Value
Financials (continued)
Banks (continued)
Mellon Capital IV (Greater of 3 month LIBOR + 0.565% or 4.000%) (C)(D)	4.000	10-01-18	19,575,000	$17,323,875
SunTrust Preferred Capital I (Greater of 3 month LIBOR + 0.645% or 4.000%) (C)(D)	4.000	10-01-18	9,340,000	8,032,400
USB Capital IX (Greater of 3 month LIBOR + 1.020% or 3.500%) (C)(D)	3.500	10-01-18	29,552,000	26,485,980
Wachovia Capital Trust III (Greater of 3 month LIBOR + 0.930% or 5.570%) (C)(D)	5.570	10-01-18	31,242,000	31,124,843
Diversified financial services 0.2%

ILFC E-Capital Trust I (1.550% + highest of 3 month LIBOR, 10 Year CMT, and 30 Year CMT) (A)(C)	4.570	12-21-65	17,215,000	15,695,776
Term loans (E) 10.9%				$799,827,135
(Cost $803,978,724)
Consumer discretionary 3.2%				237,816,551
Auto components 0.2%
American Axle & Manufacturing, Inc. (1 and 2 month LIBOR + 2.250%)	4.373	04-06-24	12,202,125	12,189,923
Diversified consumer services 0.1%
The ServiceMaster Company LLC (1 month LIBOR + 2.500%)	4.576	11-08-23	8,940,049	8,941,658
Hotels, restaurants and leisure 1.3%
Four Seasons Hotels, Ltd. (1 month LIBOR + 2.000%)	4.076	11-30-23	25,213,939	25,191,499
Hilton Worldwide Finance LLC (1 month LIBOR + 1.750%)	3.815	10-25-23	16,335,669	16,383,369
Marriott Ownership Resorts, Inc. (F)	TBD	08-09-25	18,145,000	18,167,681
New Red Finance, Inc. (1 month LIBOR + 2.250%)	4.326	02-16-24	25,587,646	25,571,782
Wyndham Hotels & Resorts, Inc. (1 month LIBOR + 1.750%)	3.826	05-30-25	13,445,000	13,458,445
Media 1.3%
Cengage Learning, Inc. (1 month LIBOR + 4.250%)	6.328	06-07-23	16,905,000	15,645,578
Charter Communications Operating LLC (1 month LIBOR + 2.000%)	4.080	04-30-25	26,450,900	26,450,900
Cinemark USA, Inc. (Prime rate + 0.750% and 1 month LIBOR + 1.750%)	3.835	03-29-25	11,091,878	11,096,536
Meredith Corp. (1 month LIBOR + 3.000%)	5.076	01-31-25	11,515,271	11,540,835
Metro-Goldwyn-Mayer, Inc. (1 month LIBOR + 4.500%)	6.580	07-03-26	13,560,000	13,560,000
Virgin Media Bristol LLC (1 month LIBOR + 2.500%)	4.563	01-15-26	14,145,000	14,135,381
SEE NOTES TO FINANCIAL STATEMENTS	ANNUAL REPORT | JOHN HANCOCK STRATEGIC INCOME OPPORTUNITIES FUND	23

	Rate (%)	Maturity date	Par value^	Value
Consumer discretionary (continued)
Multiline retail 0.3%
Neiman Marcus Group, Ltd. LLC (1 month LIBOR + 3.250%)	5.331	10-25-20	27,489,714	$25,482,964
Consumer staples 1.0%				75,859,368
Food and staples retailing 0.3%
Aramark Services, Inc. (3 month LIBOR + 1.750%)	4.085	03-28-24	19,707,952	19,740,864
Aramark Services, Inc. (3 month LIBOR + 1.750%)	4.085	03-11-25	5,271,788	5,278,377
Food products 0.0%
US Foods, Inc. (F)	TBD	06-27-23	810,000	808,518
Household products 0.2%
Energizer Holdings, Inc. (F)	TBD	06-20-25	17,540,000	17,627,700
Personal products 0.5%
Revlon Consumer Products Corp. (1 and 3 month LIBOR + 3.500%)	5.812	09-07-23	43,662,797	32,403,909
Energy 0.3%				21,322,090
Oil, gas and consumable fuels 0.3%
Energy Transfer Equity LP (F)	TBD	02-02-24	7,965,000	7,963,726
MEG Energy Corp. (1 month LIBOR + 3.500%)	5.575	12-31-23	3,620,625	3,623,340
Peabody Energy Corp. (1 month LIBOR + 2.750%)	4.826	03-31-25	9,743,111	9,735,024
Financials 0.5%				35,229,691
Capital markets 0.3%
GGP Nimbus LP (F)	TBD	05-04-25	24,285,000	24,116,462
Insurance 0.2%
USI, Inc. (3 month LIBOR + 3.000%)	5.335	05-16-24	11,145,775	11,113,229
Health care 0.5%				35,004,758
Biotechnology 0.2%
Grifols Worldwide Operations USA, Inc. (1 week LIBOR + 2.250%)	4.207	01-31-25	17,335,563	17,402,651
Health care providers and services 0.3%
Catalent Pharma Solutions, Inc. (1 month LIBOR + 2.250%)	4.326	05-20-24	953,478	956,157
Gentiva Health Services, Inc. (3 month LIBOR + 3.750%)	6.125	07-02-25	13,859,118	13,945,737
HCA, Inc. (F)	TBD	03-18-23	2,689,000	2,700,213
Industrials 0.9%				67,689,353
Aerospace and defense 0.4%
StandardAero Aviation Holdings, Inc. (1 month LIBOR + 3.750%)	5.830	07-07-22	4,281,977	4,290,027
24	JOHN HANCOCK STRATEGIC INCOME OPPORTUNITIES FUND | ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Rate (%)	Maturity date		Par value^	Value
Industrials (continued)
Aerospace and defense (continued)
WP CPP Holdings LLC (2 month LIBOR + 3.750%)	6.215	04-30-25		23,340,000	$23,413,054
Air freight and logistics 0.0%
XPO Logistics, Inc. (F)	TBD	02-24-25		2,555,000	2,559,931
Airlines 0.2%
American Airlines, Inc. (1 month LIBOR + 2.000%)	4.065	04-28-23		13,846,311	13,736,648
United Airlines, Inc. (1 month LIBOR + 1.750%)	3.826	04-01-24		4,784,438	4,774,486
Construction and engineering 0.2%
AECOM (1 month LIBOR + 1.750%)	3.826	02-22-25		14,443,833	14,452,933
Machinery 0.1%
RBS Global, Inc. (3 month LIBOR + 2.000%)	4.065	08-21-24		4,449,770	4,462,274
Information technology 2.6%					187,768,684
Electronic equipment, instruments and components 0.4%
Dell International LLC (1 month LIBOR + 2.000%)	4.080	09-07-23		18,725,011	18,717,147
Zebra Technologies Corp. (3 month LIBOR + 1.750%)	4.063	10-27-21		8,928,131	8,969,022
Internet software and services 0.1%
Rackspace Hosting, Inc. (2 and 3 month LIBOR + 3.000%)	5.348	11-03-23		4,148,571	4,120,071
Uber Technologies, Inc. (1 month LIBOR + 4.000%)	6.081	04-04-25		5,950,000	5,987,188
IT services 0.8%
Altran Technologies SA (3 month EURIBOR + 2.750%)	2.750	03-20-25	EUR	8,929,628	10,314,276
First Data Corp. (1 month LIBOR + 2.000%)	4.066	07-08-22		21,939,919	21,925,000
Project Deep Blue Holdings LLC (1 month LIBOR + 3.250%)	5.314	02-12-25		9,875,250	9,875,250
Vantiv LLC (1 month LIBOR + 1.750%)	3.813	08-09-24		15,446,763	15,441,202
Semiconductors and semiconductor equipment 0.4%
Microchip Technology, Inc. (1 month LIBOR + 2.000%)	4.080	05-29-25		12,685,000	12,661,279
Micron Technology, Inc. (1 month LIBOR + 1.750%)	3.830	04-26-22		13,971,997	14,012,796
Software 0.9%
Ascend Learning LLC (1 month LIBOR + 3.000%)	5.076	07-12-24		6,307,338	6,291,569
Avaya, Inc. (1 month LIBOR + 4.250%)	6.313	12-15-24		13,163,850	13,244,544
RP Crown Parent LLC (1 month LIBOR + 2.750%)	4.826	10-12-23		20,747,028	20,781,675
SEE NOTES TO FINANCIAL STATEMENTS	ANNUAL REPORT | JOHN HANCOCK STRATEGIC INCOME OPPORTUNITIES FUND	25

	Rate (%)	Maturity date		Par value^	Value
Information technology (continued)
Software (continued)
SS&C European Holdings Sarl (1 month LIBOR + 2.250%)	4.326	04-16-25		3,501,102	$3,502,852
SS&C Technologies, Inc. (F)	TBD	04-16-25		12,925,000	12,927,714
SS&C Technologies, Inc. (1 month LIBOR + 2.250%)	4.326	04-16-25		8,992,603	8,997,099
Materials 0.8%					56,771,948
Containers and packaging 0.8%
Berry Global, Inc. (3 month LIBOR + 1.750%)	3.936	02-08-20		9,790,316	9,782,483
Berry Global, Inc. (3 month LIBOR + 2.000%)	4.186	10-01-22		6,828,295	6,830,002
Berry Global, Inc. (3 month LIBOR + 2.000%)	4.186	01-19-24		20,148,750	20,134,847
BWAY Holding Company (3 month LIBOR + 3.250%)	5.582	04-03-24		12,970,000	12,914,359
CROWN Americas LLC (1 month LIBOR + 2.000%)	4.076	04-03-25		3,310,000	3,318,871
Crown European Holdings SA (1 month EURIBOR + 2.375%)	2.375	04-03-25	EUR	3,260,000	3,791,386
Telecommunication services 1.1%					82,364,692
Diversified telecommunication services 0.5%
CenturyLink, Inc. (1 month LIBOR + 2.750%)	4.826	01-31-25		10,188,800	10,066,534
Sable International Finance, Ltd. (1 month LIBOR + 3.250%)	5.326	01-30-26		18,290,000	18,286,159
West Corp. (1 month LIBOR + 4.000%)	6.076	10-10-24		10,064,627	10,017,424
Wireless telecommunication services 0.6%
SBA Senior Finance II LLC (1 month LIBOR + 2.000%)	4.080	04-11-25		23,691,318	23,605,792

Sprint Communications, Inc. (1 month LIBOR + 2.500%)	4.625	02-02-24		20,388,783	20,388,783
Collateralized mortgage obligations 4.6%					$339,631,748
(Cost $344,788,131)
Commercial and residential 4.4%					325,252,417
Adjustable Rate Mortgage Trust Series 2004-5, Class 2A1 (G)	3.892	04-25-35		1,506,960	1,533,196
Alternative Loan Trust Series 2004-J5, Class M1 (1 month LIBOR + 0.900%) (C)	2.965	08-25-34		10,426,578	10,237,043
Americold LLC Series 2010-ARTA, Class D (A)	7.443	01-14-29		5,435,000	5,775,061
Arroyo Mortgage Trust Series 2018-1, Class A1 (A)(G)	3.763	04-25-48		16,059,615	16,106,835
BBCMS Mortgage Trust Series 2018-TALL, Class E (1 month LIBOR + 2.437%) (A)(C)	4.500	03-15-37		10,580,000	10,609,763
26	JOHN HANCOCK STRATEGIC INCOME OPPORTUNITIES FUND | ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Rate (%)	Maturity date	Par value^	Value
Commercial and residential (continued)
Bear Stearns Adjustable Rate Mortgage Trust Series 2004-10, Class 12A3 (G)	3.646	01-25-35	1,361,508	$1,373,343
Bear Stearns ALT-A Trust
Series 2004-12, Class 1A1 (1 month LIBOR + 0.700%) (C)	2.765	01-25-35	712,552	711,902
Series 2004-13, Class A1 (1 month LIBOR + 0.740%) (C)	2.805	11-25-34	761,718	761,610
Series 2004-8, Class 1A (1 month LIBOR + 0.700%) (C)	2.765	09-25-34	673,874	673,338
BHMS Mortgage Trust
Series 2018-ATLS, Class C (1 month LIBOR + 1.900%) (A)(C)	3.963	07-15-35	8,770,000	8,770,558
Series 2018-ATLS, Class D (1 month LIBOR + 2.250%) (A)(C)	4.313	07-15-35	5,245,000	5,245,329
BX Commercial Mortgage Trust Series 2018-BIOA, Class E (1 month LIBOR + 1.951%) (A)(C)	4.014	03-15-37	13,569,000	13,602,908
BXP Trust
Series 2017-CC, Class C (A)(G)	3.670	08-13-37	6,835,000	6,541,511
Series 2017-GM, Class D (A)(G)	3.539	06-13-39	14,495,000	13,596,145
CGDBB Commercial Mortgage Trust Series 2017-BIO, Class D (1 month LIBOR + 1.600%) (A)(C)	3.663	07-15-32	2,330,000	2,330,733
Chase Mortgage Finance Trust Series 2007-A1, Class 2A1 (G)	4.467	02-25-37	1,160,656	1,192,447
CLNS Trust Series 2017-IKPR, Class C (1 month LIBOR + 1.100%) (A)(C)	3.167	06-11-32	8,070,000	8,090,199
Cold Storage Trust Series 2017-E3, Class C (1 month LIBOR + 1.350%) (A)(C)	3.413	04-15-36	9,365,000	9,405,918
Commercial Mortgage Trust (Bank of America Merrill Lynch/ Deutsche Bank AG) Series 2013-WWP, Class D (A)	3.898	03-10-31	2,710,000	2,782,909
Commercial Mortgage Trust (Deutsche Bank AG) Series 2014-TWC, Class D (1 month LIBOR + 2.250%) (A)(C)	4.321	02-13-32	11,010,000	11,065,254
Commercial Mortgage Trust (Deutsche Bank AG/Morgan Stanley) Series 2014-PAT, Class E (1 month LIBOR + 3.150%) (A)(C)	5.221	08-13-27	3,230,000	3,253,368
Core Industrial Trust Series 2015-CALW, Class F (A)(G)	3.979	02-10-34	6,270,000	6,087,527
Credit Suisse Commercial Mortgage Trust Series 2015-GLPB, Class A (A)	3.639	11-15-34	11,100,000	11,250,323
DBGS Mortgage Trust Series 2018-BIOD, Class B (1 month LIBOR + 0.888%) (A)(C)	2.951	05-15-35	9,012,114	8,983,837
DSLA Mortgage Loan Trust
SEE NOTES TO FINANCIAL STATEMENTS	ANNUAL REPORT | JOHN HANCOCK STRATEGIC INCOME OPPORTUNITIES FUND	27

	Rate (%)	Maturity date	Par value^	Value
Commercial and residential (continued)
Series 2004-AR1 Class X2 IO	0.725	09-19-44	11,369,461	$382,144
Series 2005-AR2, Class X2 IO	1.159	03-19-45	23,395,796	662,300
GAHR Commercial Mortgage Trust Series 2015-NRF, Class EFX (A)(G)	3.495	12-15-34	7,160,000	7,093,940
GRACE Mortgage Trust Series 2014-GRCE, Class F (A)(G)	3.710	06-10-28	5,350,000	5,268,880
Greenwich Capital Commercial Funding Corp. Series 2006-GG7, Class AM (G)	5.950	07-10-38	1,740,215	1,740,014
GS Mortgage Securities Corp. Trust
Series 2018-CHLL, Class F (1 month LIBOR + 3.300%) (A)(C)	4.888	02-15-37	4,020,000	4,015,555
Series 2018-TWR, Class A (1 month LIBOR + 0.900%) (A)(C)	2.963	07-15-31	8,430,000	8,430,152
GSR Mortgage Loan Trust Series 2004-5, Class 2A1 (G)	4.260	05-25-34	2,606,115	2,627,647
HarborView Mortgage Loan Trust
Series 2004-5, Class 2A-6 (G)	3.830	06-19-34	1,628,606	1,637,698
Series 2004-7, Class 4A (G)	4.287	11-19-34	2,248,905	2,303,252
Series 2005-2, Class X IO	0.862	05-19-35	6,119,241	217,633
Series 2005-9, Class 2A1A (1 month LIBOR + 0.340%) (C)	2.417	06-20-35	2,330,131	2,284,183
Series 2005-9, Class 2A1C (1 month LIBOR + 0.450%) (C)	2.527	06-20-35	1,605,535	1,601,753
Series 2007-3, Class ES IO (A)	0.350	05-19-47	7,333,210	130,159
Series 2007-4, Class ES IO	0.350	07-19-47	7,526,027	112,702
Series 2007-6, Class ES IO (A)	0.353	08-19-37	6,320,300	97,734
IMT Trust Series 2017-A3, Class EFL (1 month LIBOR + 2.150%) (A)(C)	4.213	06-15-34	3,820,000	3,839,172
IndyMac Index Mortgage Loan Trust
Series 2005-AR18, Class 1X IO	1.065	10-25-36	14,202,297	628,969
Series 2005-AR18, Class 2X IO	0.705	10-25-36	11,352,012	80,927
JPMorgan Chase Commercial Mortgage Securities Corp. Series 2018-AON, Class D (A)(G)	4.767	07-05-31	3,635,000	3,741,244
JPMorgan Chase Commercial Mortgage Securities Trust
Series 2016-NINE, Class A (A)(G)	2.949	10-06-38	570,000	536,244
Series 2018-PHH, Class C (1 month LIBOR + 1.360%) (A)(C)	3.423	06-15-35	3,580,000	3,587,817
Merrill Lynch Mortgage Investors Trust
Series 2004-1, Class 2A1 (G)	3.995	12-25-34	849,968	855,786
Series 2005-2, Class 1A (6 month LIBOR + 1.250%) (C)	3.717	10-25-35	26,178	26,423
Series 2005-A2, Class A2 (G)	3.532	02-25-35	1,894,478	1,961,589
Series 2005-A8, Class A2A (1 month LIBOR + 0.270%) (C)	2.335	08-25-36	8,957,849	8,874,015
Series 2006-3, Class 2A1 (G)	4.059	10-25-36	1,088,551	1,077,251
Series 2007-1, Class 2A1 (G)	3.794	01-25-37	3,553,938	3,637,509
Morgan Stanley Capital I Trust
Series 2014-150E, Class F (A)(G)	4.438	09-09-32	6,185,000	5,937,405
28	JOHN HANCOCK STRATEGIC INCOME OPPORTUNITIES FUND | ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Rate (%)	Maturity date	Par value^	Value
Commercial and residential (continued)
Series 2017-CLS, Class D (1 month LIBOR + 1.400%) (A)(C)	3.463	11-15-34	4,655,000	$4,657,939
Morgan Stanley Mortgage Loan Trust
Series 2004-8AR, Class 4A1 (G)	4.805	10-25-34	692,218	705,638
Series 2004-9, Class 1A (G)	5.439	11-25-34	1,691,730	1,767,230
MSCG Trust Series 2016-SNR, Class D (A)	6.550	11-15-34	3,438,250	3,411,462
MSDB Trust Series 2017-712F, Class B (A)(G)	3.568	07-11-39	12,485,000	11,988,513
Olympic Tower Mortgage Trust Series 2017-OT, Class A (A)	3.566	05-10-39	7,045,000	6,940,126
One Market Plaza Trust Series 2017-1MKT, Class D (A)	4.145	02-10-32	2,905,000	2,873,760
Opteum Mortgage Acceptance Corp. Trust Series 2005-4, Class 1APT (1 month LIBOR + 0.310%) (C)	2.375	11-25-35	1,025,148	1,017,498
Queens Center Mortgage Trust Series 2013-QCA, Class D (A)(G)	3.590	01-11-37	4,830,000	4,591,516
SFAVE Commercial Mortgage Securities Trust Series 2015-5AVE, Class D (A)(G)	4.534	01-05-43	5,655,000	4,623,463
Structured Asset Securities Corp. Series 2003-7A, Class 3A6 (G)	4.144	12-25-33	1,358,402	1,348,116
Thornburg Mortgage Securities Trust Series 2007-4, Class 1A1 (G)	3.893	09-25-37	3,547,498	3,576,820
Verus Securitization Trust Series 2018-1, Class A1 (A)(G)	2.929	02-25-48	6,910,085	6,834,128
VNDO Trust Series 2016-350P, Class D (A)(G)	4.033	01-10-35	9,985,000	9,722,077
WaMu Mortgage Pass Through Certificates
Series 2004-AR14, Class A1 (G)	3.500	01-25-35	2,372,435	2,428,463
Series 2005-AR2, Class 2A1B (1 month LIBOR + 0.370%) (C)	2.435	01-25-45	3,121,971	3,099,658
Series 2005-AR2, Class 2A2B (1 month LIBOR + 0.380%) (C)	2.445	01-25-45	2,169,156	2,155,676
Series 2005-AR3, Class A2 (G)	3.658	03-25-35	2,270,358	2,296,704
Series 2005-AR6, Class 2A1A (1 month LIBOR + 0.460%) (C)	2.525	04-25-45	4,958,705	4,940,002
Series 2005-AR8, Class 2AB2 (1 month LIBOR + 0.840%) (C)	2.905	07-25-45	2,289,560	2,288,626
Series 2005-AR8, Class 2AB3 (1 month LIBOR + 0.720%) (C)	2.785	07-25-45	2,083,071	2,069,956
Wells Fargo Mortgage Backed Securities Trust Series 2004-Z, Class 2A1 (G)	3.738	12-25-34	1,018,504	1,038,910
Worldwide Plaza Trust Series 2017-WWP, Class D (A)(G)	3.715	11-10-36	7,935,000	7,504,982
U.S. Government Agency 0.2%				14,379,331
Federal Home Loan Mortgage Corp.
SEE NOTES TO FINANCIAL STATEMENTS	ANNUAL REPORT | JOHN HANCOCK STRATEGIC INCOME OPPORTUNITIES FUND	29

	Rate (%)	Maturity date	Par value^	Value
U.S. Government Agency (continued)
Series 2014-DN2, Class M2 (1 month LIBOR + 1.650%) (C)	3.715	04-25-24	1,529,762	$1,550,399
Series 2015-DNA1, Class M2 (1 month LIBOR + 1.850%) (C)	3.915	10-25-27	3,350,664	3,411,834
Series 2015-DNA1, Class M3 (1 month LIBOR + 3.300%) (C)	5.365	10-25-27	2,700,000	3,018,357
Series 2016-A3, Class M1 (1 month LIBOR + 0.800%) (C)	2.865	03-25-29	1,513,733	1,515,187
Series 292, Class IO	3.500	11-15-27	4,039,675	426,737
Series 296, Class IO	3.000	12-15-27	3,129,829	295,057
Series 304, Class C42 IO	4.000	12-15-27	5,447,285	531,012
Federal National Mortgage Association
Series 2012-118, Class AI IO	3.500	11-25-37	5,470,476	582,256
Series 2013-39, Class KI IO	4.000	05-25-28	8,087,223	816,733
Series 2014-C02, Class 1M1 (1 month LIBOR + 0.950%) (C)	3.015	05-25-24	423,979	424,896
Series 402, Class 3 IO	4.000	11-25-39	404,215	83,656
Series 402, Class 7 IO	4.500	11-25-39	833,408	186,031
Series 406, Class 3 IO	4.000	01-25-41	2,292,542	493,928
Series 407, Class 4 IO	4.500	03-25-41	3,318,026	768,555

Series 407, Class 8 IO	5.000	03-25-41	1,196,936	274,693
Asset backed securities 4.7%				$345,434,142
(Cost $342,886,880)
Asset backed securities 4.7%				345,434,142
Aames Mortgage Investment Trust Series 2005-4, Class M2 (1 month LIBOR + 0.735%) (C)	2.800	10-25-35	4,465,111	4,482,346
Accredited Mortgage Loan Trust Series 2005-2ACCR, Class M2 (1 month LIBOR + 0.660%) (C)	2.725	07-25-35	1,176,690	1,178,686
Aegis Asset Backed Securities Trust Series 2005-2, Class M2 (1 month LIBOR + 0.440%) (C)	2.505	06-25-35	2,147,318	2,127,234
Bravo Mortgage Asset Trust Series 2006-1A, Class A2 (1 month LIBOR + 0.240%) (A)(C)	2.305	07-25-36	5,156,338	5,139,088
Capital One Multi-Asset Execution Trust Series 2017-A1, Class A1	2.000	01-17-23	10,090,000	9,958,625
Coinstar Funding LLC Series 2017-1A, Class A2 (A)	5.216	04-25-47	22,436,000	22,692,318
DB Master Finance LLC
Series 2015-1A, Class A2II (A)	3.980	02-20-45	34,812,374	34,962,067
Series 2017-1A, Class A2I (A)	3.629	11-20-47	6,252,750	6,145,891
Discover Card Execution Note Trust
Series 2012-A6, Class A6	1.670	01-18-22	21,065,000	20,879,797
Series 2016-A4, Class A4	1.390	03-15-22	8,680,000	8,562,115
Domino's Pizza Master Issuer LLC
Series 2015-1A, Class A2II (A)	4.474	10-25-45	19,569,550	19,942,154
Series 2017-1A, Class A2I (3 month LIBOR + 1.250%) (A)(C)	3.585	07-25-47	24,235,200	24,342,804
30	JOHN HANCOCK STRATEGIC INCOME OPPORTUNITIES FUND | ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Rate (%)	Maturity date	Par value^	Value
Asset backed securities (continued)
Driven Brands Funding LLC Series 2015-1A, Class A2 (A)	5.216	07-20-45	5,874,873	$6,068,567
First Franklin Mortgage Loan Trust Series 2005-FF7, Class M2 (1 month LIBOR + 0.470%) (C)	2.535	07-25-35	2,011,756	2,016,425
FOCUS Brands Funding LLC Series 2017-1A, Class A2II (A)	5.093	04-30-47	8,418,438	8,582,176
GSAA Home Equity Trust Series 2005-MTR1, Class A4 (1 month LIBOR + 0.370%) (C)	2.435	10-25-35	4,572,809	4,532,989
Home Equity Asset Trust Series 2003-1, Class M1 (1 month LIBOR + 1.500%) (C)	3.565	06-25-33	1,054,704	1,078,835
Home Partners of America Trust Series 2018-1, Class D (1 month LIBOR + 1.450%) (A)(C)	3.510	07-17-37	7,715,000	7,645,634
METAL LLC Series 2017-1, Class A (A)	4.581	10-15-42	12,305,815	12,420,299
MVW Owner Trust Series 2018-1A, Class A (A)	3.450	01-21-36	9,367,879	9,379,534
Option One Mortgage Loan Trust Series 2005-2, Class M1 (1 month LIBOR + 0.660%) (C)	2.725	05-25-35	4,796,935	4,805,420
Saxon Asset Securities Trust Series 2006-2, Class A3C (1 month LIBOR + 0.150%) (C)	2.215	09-25-36	6,048,544	6,020,117
Specialty Underwriting & Residential Finance Trust Series 2006-BC 1, Class A2D (1 month LIBOR + 0.300%) (C)	2.664	12-25-36	1,388,015	1,389,629
Structured Asset Investment Loan Trust
Series 2005-1, Class M2 (1 month LIBOR + 0.720%) (A)(C)	2.785	02-25-35	34,491	34,629
Series 2005-2, Class M2 (1 month LIBOR + 0.735%) (C)	2.800	03-25-35	6,382,533	6,392,757
Taco Bell Funding LLC Series 2016-1A, Class A23 (A)	4.970	05-25-46	28,358,150	29,151,044
Textainer Marine Containers VII, Ltd. Series 2018-1A, Class A (A)	4.110	08-20-43	11,863,390	11,844,401
Towd Point Mortgage Trust
Series 2015-6, Class M2 (A)(G)	3.750	04-25-55	8,070,000	8,023,353
Series 2018-3, Class A1 (A)(G)	3.750	05-25-58	9,699,571	9,723,885
Series 2018-4, Class A1 (A)(G)	3.000	06-25-58	20,670,000	20,143,128
Verizon Owner Trust Series 2017-1A, Class A (A)	2.060	09-20-21	7,823,000	7,754,462
Wendy's Funding LLC
Series 2015-1A, Class A2II (A)	4.080	06-15-45	21,295,805	21,423,580
Series 2018-1A, Class A2I (A)	3.573	03-15-48	6,775,950	6,590,153

SEE NOTES TO FINANCIAL STATEMENTS	ANNUAL REPORT | JOHN HANCOCK STRATEGIC INCOME OPPORTUNITIES FUND	31

	Shares	Value
Common stocks 3.4%		$251,763,057
(Cost $236,512,254)
Consumer discretionary 0.1%		6,947,032
Household durables 0.1%
Lennar Corp., A Shares	134,450	6,947,032
Media 0.0%
Vertis Holdings, Inc. (H)(I)	110,794	0
Financials 3.2%		239,127,273
Banks 3.0%
Ameris Bancorp	222,731	11,058,594
BankUnited, Inc.	248,604	9,643,349
BOK Financial Corp.	157,986	16,201,464
Citigroup, Inc.	276,820	19,720,657
Columbia Banking System, Inc.	559,082	23,621,215
Comerica, Inc.	205,624	20,044,228
Cullen/Frost Bankers, Inc.	32,262	3,577,533
German American Bancorp, Inc.	52,500	1,973,475
Investors Bancorp, Inc.	634,693	8,124,070
JPMorgan Chase & Co.	282,694	32,391,079
M&T Bank Corp.	60,136	10,653,092
Park National Corp.	24,187	2,664,198
Pinnacle Financial Partners, Inc.	56,193	3,627,258
Prosperity Bancshares, Inc.	144,006	10,777,409
Renasant Corp.	317,305	14,814,970
Stock Yards Bancorp, Inc.	52,051	2,014,374
U.S. Bancorp	371,606	20,107,601
Washington Trust Bancorp, Inc.	128,640	7,718,400
Zions Bancorporation	67,974	3,622,334
Consumer finance 0.2%
Capital One Financial Corp.	169,260	16,771,973
Industrials 0.1%		5,688,752
Construction and engineering 0.1%

HC2 Holdings, Inc. (I)	907,297	5,688,752
Preferred securities 5.0%		$363,163,509
(Cost $351,653,373)
Energy 0.5%		38,311,700
Oil, gas and consumable fuels 0.5%
Hess Corp., 8.000%	205,650	15,341,490
Kinder Morgan, Inc., 9.750%	687,525	22,970,210
Financials 2.8%		203,331,375
Banks 2.4%
First Republic Bank, 5.125%	340,100	8,519,505
First Republic Bank, 5.500% (B)	224,961	5,651,020
32	JOHN HANCOCK STRATEGIC INCOME OPPORTUNITIES FUND | ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Shares	Value
Financials (continued)
Banks (continued)
First Tennessee Bank NA (Greater of 3 month LIBOR + 0.850% or 3.750%), 3.750% (A)(C)	22,722	$17,611,913
GMAC Capital Trust I (3 month LIBOR + 5.785%), 8.099% (C)	1,315	35,242
IBERIABANK Corp. (6.600% to 5-1-26, then 3 month LIBOR + 4.920%)	108,143	2,919,861
M&T Bank Corp., Series A, 6.375%	14,520	14,665,200
People's United Financial, Inc. (5.625% to 12-15-26, then 3 month LIBOR + 4.020%) (B)	481,250	12,555,813
SunTrust Banks, Inc. (Greater of 3 month LIBOR + 0.530% or 4.000%), 4.000% (C)	309,575	7,210,002
U.S. Bancorp, 5.500%	546,850	14,004,829
U.S. Bancorp (6.500% to 1-15-22, then 3 month LIBOR + 4.468%)	429,175	12,008,317
U.S. Bancorp (Greater of 3 month LIBOR + 1.020% or 3.500%), 3.500% (C)	34,325	32,059,550
Valley National Bancorp (5.500% to 9-30-22, then 3 month LIBOR + 3.578%)	272,325	7,134,915
Valley National Bancorp (6.250% to 6-30-25, then 3 month LIBOR + 3.850%)	253,467	6,767,569
Wells Fargo & Company (5.850% to 9-15-23, then 3 month LIBOR + 3.090%)	228,245	5,875,026
Wells Fargo & Company (6.625% to 3-15-24, then 3 month LIBOR + 3.690%)	32,657	898,394
Wells Fargo & Company, Series L, 7.500%	17,296	22,415,443
Zions Bancorporation (6.950% to 9-15-23, then 3 month LIBOR + 3.890%)	189,290	5,576,483
Capital markets 0.2%
Stifel Financial Corp., 5.200%	677,025	16,769,909
Insurance 0.2%
The Hartford Financial Services Group, Inc. (7.875% to 4-15-22, then 3 month LIBOR + 5.596%)	374,820	10,652,384
Health care 0.3%		22,908,117
Health care equipment and supplies 0.3%
Becton, Dickinson and Company, 6.125%	348,890	22,908,117
Industrials 0.3%		24,289,099
Machinery 0.3%
Fortive Corp., 5.000%	18,845	20,148,886
Stanley Black & Decker, Inc., 5.375% (B)	38,215	4,140,213
Real estate 0.3%		19,986,652
Equity real estate investment trusts 0.3%
Crown Castle International Corp., Series A, 6.875%	18,140	19,986,652
SEE NOTES TO FINANCIAL STATEMENTS	ANNUAL REPORT | JOHN HANCOCK STRATEGIC INCOME OPPORTUNITIES FUND	33

	Shares	Value
Utilities 0.8%		$54,336,566
Electric utilities 0.4%
NextEra Energy, Inc., 6.123% (B)	500,470	28,576,837
Gas utilities 0.1%
South Jersey Industries, Inc., 7.250%	139,800	7,556,190
Multi-utilities 0.3%
Dominion Energy, Inc., 6.750%	386,980	18,203,539

	Contracts/ Notional amount	Value
Purchased options 0.1%		$8,001,006
(Cost $53,051,042)
Calls 0.0%		3,061,997
Over the Counter Option on the EUR vs. SEK (Expiration Date: 9-4-18; Strike Price: EUR 10.80; Counterparty: Goldman Sachs Bank USA) (I)(J)	180,490,000	1,886
Over the Counter Option on the EUR vs. USD (Expiration Date: 1-11-19; Strike Price: EUR 1.28; Counterparty: Citibank N.A.) (I)(J)	348,670,000	204,383
Over the Counter Option on the EUR vs. USD (Expiration Date: 11-27-18; Strike Price: EUR 1.20; Counterparty: Citibank N.A.) (I)(J)	259,420,000	1,424,908
Over the Counter Option on the EUR vs. USD (Expiration Date: 12-31-18; Strike Price: EUR 1.28; Counterparty: U.S. Bank N.A.) (I)(J)	178,095,000	73,594
Over the Counter Option on the EUR vs. USD (Expiration Date: 1-23-19; Strike Price: EUR 1.28; Counterparty: Citibank N.A.) (I)(J)	174,210,000	133,461
Over the Counter Option on the EUR vs. USD (Expiration Date: 1-25-19; Strike Price: EUR 1.34; Counterparty: Goldman Sachs International) (I)(J)	173,940,000	11,912
Over the Counter Option on the EUR vs. USD (Expiration Date: 2-1-19; Strike Price: EUR 1.36; Counterparty: Goldman Sachs International) (I)(J)	217,085,760	10,331
Over the Counter Option on the GBP vs. USD (Expiration Date: 1-18-19; Strike Price: GBP 1.38; Counterparty: Goldman Sachs Bank USA) (I)(J)	215,580,000	1,201,522
Puts 0.1%		4,939,009
Over the Counter Option on the AUD vs. JPY (Expiration Date: 6-6-19; Strike Price: AUD 74.50; Counterparty: Citibank N.A.) (I)(J)	103,700,000	1,649,492
Over the Counter Option on the EUR vs. JPY (Expiration Date: 9-28-18; Strike Price: EUR 120.00; Counterparty: Citibank N.A.) (I)(J)	205,140,110	108,343
Over the Counter Option on the USD vs. CAD (Expiration Date: 2-13-19; Strike Price: $1.19; Counterparty: Goldman Sachs International) (I)(J)	434,265,000	403,866
Over the Counter Option on the USD vs. CAD (Expiration Date: 3-20-19; Strike Price: $1.23; Counterparty: U.S. Bank N.A.) (I)(J)	260,563,230	1,204,063
Over the Counter Option on the USD vs. CAD (Expiration Date: 3-6-19; Strike Price: $1.22; Counterparty: Australia and New Zealand Banking Group) (I)(J)	260,435,000	734,166
Over the Counter Option on the USD vs. CAD (Expiration Date: 5-24-19; Strike Price: $1.23; Counterparty: Citigroup Global Markets, Ltd.) (I)(J)	129,845,000	838,539
Over the Counter Option on the USD vs. CAD (Expiration Date: 9-7-18; Strike Price: $1.25; Counterparty: Goldman Sachs & Company) (I)(J)	167,836,000	336
Over the Counter Option on the USD vs. JPY (Expiration Date: 9-12-18; Strike Price: $100.50; Counterparty: Goldman Sachs & Company) (I)(J)	203,920,000	204

34	JOHN HANCOCK STRATEGIC INCOME OPPORTUNITIES FUND | ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Shares	Value
Warrants 0.2%		$12,921,288
(Cost $9,128,098)
JPMorgan Chase & Co. (Expiration Date: 10-28-18; Strike Price: $41.97) (I)	98,800	7,341,828
Wells Fargo & Company (Expiration Date: 10-28-18; Strike Price: $33.76) (I)	223,000	5,579,460

	Yield (%)	Shares	Value
Securities lending collateral 1.1%			$79,396,874
(Cost $79,390,969)
John Hancock Collateral Trust (K)	2.0611(L)	7,934,847	79,396,874

	Yield* (%)	Maturity date	Par value^	Value
Short-term investments 1.7%				$127,883,000
(Cost $127,876,076)
U.S. Government Agency 0.6%				45,401,000
Federal Agricultural Mortgage Corp. Discount Note	1.830	09-04-18	9,127,000	9,127,000
Federal Home Loan Bank Discount Note	1.830	09-04-18	36,274,000	36,274,000

	Par value^	Value
Repurchase agreement 1.1%		82,482,000
Barclays Tri-Party Repurchase Agreement dated 8-31-18 at 1.940% to be repurchased at $77,790,765 on 9-4-18, collateralized by $77,127,700 U.S. Treasury Inflation Indexed Notes, 0.125% - 1.875% due 7-15-19 to 4-15-23 (valued at $79,346,639, including interest)	77,774,000	77,774,000
Repurchase Agreement with State Street Corp. dated 8-31-18 at 0.900% to be repurchased at $4,708,471 on 9-4-18, collateralized by $4,960,000 U.S. Treasury Notes, 1.750% due 5-31-22 (valued at $4,805,898, including interest)	4,708,000	4,708,000

Total investments (Cost $7,645,272,393) 100.5%	$7,392,612,492
Other assets and liabilities, net (0.5%)	(37,271,122)
Total net assets 100.0%	$7,355,341,370

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
^All par values are denominated in U.S. dollars unless otherwise indicated.
Currency Abbreviations
AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
COP	Colombian Peso
DKK	Danish Krone
EUR	Euro
GBP	Pound Sterling
IDR	Indonesian Rupiah
INR	Indian Rupee
JPY	Japanese Yen
SEE NOTES TO FINANCIAL STATEMENTS	ANNUAL REPORT | JOHN HANCOCK STRATEGIC INCOME OPPORTUNITIES FUND	35

KRW	Korean Won
MXN	Mexican Peso
MYR	Malaysian Ringgit
NOK	Norwegian Krone
NZD	New Zealand Dollar
PHP	Philippine Peso
SEK	Swedish Krona
SGD	Singapore Dollar
Security Abbreviations and Legend
BBSW	Bank Bill Swap Rate
CMT	Constant Maturity Treasury
EURIBOR	Euro Interbank Offered Rate
IO	Interest-Only Security - (Interest Tranche of Stripped Mortgage Pool). Rate shown is the annualized yield at the end of the period.
LIBOR	London Interbank Offered Rate
(A)	These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration. Rule 144A securities amounted to $2,117,603,180 or 28.8% of the fund's net assets as of 8-31-18.
(B)	All or a portion of this security is on loan as of 8-31-18.
(C)	Variable rate obligation. The coupon rate shown represents the rate at period end.
(D)	Perpetual bonds have no stated maturity date. Date shown as maturity date is next call date.
(E)	Term loans are variable rate obligations. The coupon rate shown represents the rate at period end.
(F)	This position represents an unsettled loan commitment at period end. Certain details associated with this purchase are not known prior to the settlement date, including coupon rate, which is disclosed as TBD (To Be Determined).
(G)	Variable or floating rate security, the interest rate of which adjusts periodically based on a weighted average of interest rates and prepayments on the underlying pool of assets. The interest rate shown is the current rate as of period end.
(H)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(I)	Non-income producing security.
(J)	For this type of option, notional amounts are equivalent to number of contracts.
(K)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.
(L)	The rate shown is the annualized seven-day yield as of 8-31-18.
*	Yield represents either the annualized yield at the date of purchase, the stated coupon rate or, for floating rate securities, the rate at period end.
36	JOHN HANCOCK STRATEGIC INCOME OPPORTUNITIES FUND | ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

DERIVATIVES
FUTURES
Open contracts	Number of contracts	Position	Expiration date	Notional basis*	Notional value*	Unrealized appreciation (depreciation)
2-Year U.S. Treasury Note Futures	2,193	Long	Dec 2018	$463,407,151	$463,511,112	$103,961
10-Year U.S. Treasury Note Futures	2,679	Short	Dec 2018	(322,080,310)	(322,191,610)	(111,300)
10-Year Ultra U.S. Treasury Bond Futures	912	Short	Dec 2018	(116,790,702)	(116,778,750)	11,952
5-Year U.S. Treasury Note Futures	3,379	Short	Dec 2018	(383,085,948)	(383,173,322)	(87,374)
Euro-Buxl Futures	665	Short	Sep 2018	(135,888,710)	(138,015,489)	(2,126,779)
German Euro BUND Futures	3,489	Short	Sep 2018	(651,722,587)	(661,219,938)	(9,497,351)
U.S. Treasury Long Bond Futures	412	Short	Dec 2018	(59,478,516)	(59,418,125)	60,391
						$(11,646,500)
* Notional basis refers to the contractual amount agreed upon at inception of open contracts; notional value represents the current value of the open contract.
FORWARD FOREIGN CURRENCY CONTRACTS
Contract to buy		Contract to sell		Counterparty (OTC)	Contractual settlement date	Unrealized appreciation	Unrealized depreciation
AUD	209,268,812	EUR	135,205,000	State Street Bank and Trust Company	9/19/2018	—	$(6,659,295)
AUD	42,750,000	JPY	3,454,328,250	Australia and New Zealand Banking Group	9/19/2018	—	(386,296)
AUD	41,545,000	JPY	3,353,304,675	Bank of America, N.A.	9/19/2018	—	(342,473)
AUD	41,600,000	JPY	3,358,534,400	Citibank N.A.	9/19/2018	—	(350,047)
AUD	42,785,000	JPY	3,471,532,115	Goldman Sachs Bank USA	9/19/2018	—	(516,118)
AUD	42,515,000	JPY	3,425,858,700	UBS AG	9/19/2018	—	(298,764)
AUD	205,265,000	NZD	227,038,243	Australia and New Zealand Banking Group	9/19/2018	—	(2,646,129)
AUD	441,563,939	USD	326,571,062	Australia and New Zealand Banking Group	9/19/2018	—	(9,137,839)
AUD	194,155,000	USD	143,465,770	HSBC Bank USA	9/19/2018	—	(3,890,859)
AUD	47,601,664	USD	35,473,085	State Street Bank and Trust Company	9/19/2018	—	(1,253,013)
BRL	760,597,596	USD	197,532,048	Citibank N.A.	9/19/2018	—	(11,062,185)
BRL	122,437,740	USD	31,198,212	State Street Bank and Trust Company	9/19/2018	—	(1,181,093)
CAD	170,430,000	JPY	14,559,834,900	Canadian Imperial Bank of Commerce	9/19/2018	—	(529,798)
CAD	225,480,966	USD	173,245,000	Morgan Stanley Capital Services, Inc.	9/18/2018	—	(418,602)
CAD	106,726,597	USD	82,045,000	Bank of Nova Scotia	9/19/2018	—	(239,682)
CAD	166,179,282	USD	127,725,000	Canadian Imperial Bank of Commerce	9/19/2018	—	(349,543)
CAD	429,823,363	USD	328,680,000	Citibank N.A.	9/19/2018	$777,117	—
CAD	698,316,785	USD	536,716,390	Goldman Sachs Bank USA	9/19/2018	—	(1,460,621)
CAD	661,561,690	USD	509,105,000	Morgan Stanley Capital Services, Inc.	9/19/2018	—	(2,021,798)
CAD	839,705,482	USD	642,485,000	Royal Bank of Canada	9/19/2018	1,144,386	—
CAD	80,699,370	USD	61,876,000	State Street Bank and Trust Company	9/19/2018	—	(20,401)
SEE NOTES TO FINANCIAL STATEMENTS	ANNUAL REPORT | JOHN HANCOCK STRATEGIC INCOME OPPORTUNITIES FUND	37

FORWARD FOREIGN CURRENCY CONTRACTS (continued)
Contract to buy		Contract to sell		Counterparty (OTC)	Contractual settlement date	Unrealized appreciation	Unrealized depreciation
CAD	693,579,948	USD	532,250,000	Toronto Dominion Bank	9/19/2018	—	$(624,989)
CAD	213,247,375	USD	163,655,000	U.S. Bank N.A.	9/19/2018	—	(202,123)
CAD	160,926,038	USD	123,028,698	UBS AG	9/19/2018	$320,178	—
EUR	40,987,000	CAD	61,203,428	Goldman Sachs Bank USA	9/19/2018	712,115	—
EUR	205,572,000	CAD	310,914,015	Royal Bank of Canada	9/19/2018	547,300	—
EUR	81,690,000	GBP	73,470,679	Citibank N.A.	9/19/2018	—	(384,867)
EUR	81,995,000	GBP	73,367,404	State Street Bank and Trust Company	9/19/2018	103,487	—
EUR	41,575,000	NOK	393,985,072	UBS AG	9/19/2018	1,300,367	—
EUR	432,670,000	SEK	4,412,236,225	Citibank N.A.	9/19/2018	19,752,578	—
EUR	21,677,500	SEK	219,315,321	Goldman Sachs Bank USA	9/19/2018	1,180,673	—
EUR	26,013,000	SEK	263,024,362	JPMorgan Chase Bank N.A.	9/19/2018	1,433,668	—
EUR	346,265,000	SEK	3,622,220,339	State Street Bank and Trust Company	9/19/2018	5,834,038	—
EUR	20,790,000	SEK	212,357,376	UBS AG	9/19/2018	911,102	—
EUR	5,040,000	USD	5,730,435	Bank of America, N.A.	9/19/2018	125,713	—
EUR	585,289,020	USD	686,111,870	Citibank N.A.	9/19/2018	—	(6,044,672)
EUR	170,443,800	USD	197,636,074	Goldman Sachs Bank USA	9/19/2018	408,368	—
EUR	164,205,000	USD	193,393,260	HSBC Bank USA	9/19/2018	—	(2,597,891)
EUR	310,312,741	USD	364,805,603	JPMorgan Chase Bank N.A.	9/19/2018	—	(4,242,685)
EUR	48,826,435	USD	57,182,835	Morgan Stanley Capital Services, Inc.	9/19/2018	—	(449,741)
EUR	162,919,424	USD	191,060,472	Standard Chartered Bank	9/19/2018	—	(1,758,858)
EUR	377,598,948	USD	444,424,978	State Street Bank and Trust Company	9/19/2018	—	(5,679,932)
EUR	171,263,885	USD	200,483,949	UBS AG	9/19/2018	—	(1,486,622)
GBP	73,169,827	EUR	82,025,000	Citibank N.A.	9/19/2018	—	(394,635)
GBP	73,768,852	EUR	81,995,000	HSBC Bank USA	9/19/2018	417,254	—
GBP	73,687,648	EUR	81,690,000	State Street Bank and Trust Company	9/19/2018	666,310	—
GBP	17,670,451	USD	23,275,694	HSBC Bank USA	9/19/2018	—	(354,286)
GBP	100,504,391	USD	132,363,990	JPMorgan Chase Bank N.A.	9/19/2018	—	(1,993,677)
GBP	85,485,000	USD	111,381,826	Morgan Stanley Capital Services, Inc.	9/19/2018	—	(494,072)
JPY	10,504,546,768	AUD	128,050,000	Australia and New Zealand Banking Group	9/19/2018	2,577,939	—
JPY	6,741,427,460	AUD	83,140,000	HSBC Bank USA	9/19/2018	962,663	—
JPY	9,008,862,397	USD	81,955,000	Citibank N.A.	9/18/2018	—	(803,861)
JPY	4,548,590,424	USD	41,040,000	Citibank N.A.	9/19/2018	—	(63,669)
JPY	23,050,974,602	USD	205,810,000	HSBC Bank USA	9/19/2018	1,846,498	—
JPY	13,783,489,300	USD	122,990,000	JPMorgan Chase Bank N.A.	9/19/2018	1,179,636	—
JPY	4,802,951,444	USD	43,325,000	Morgan Stanley Capital Services, Inc.	9/19/2018	—	(57,238)
JPY	4,540,778,220	USD	40,940,000	Standard Chartered Bank	9/19/2018	—	(34,046)
JPY	4,531,379,445	USD	41,010,000	UBS AG	9/19/2018	—	(188,716)
MXN	2,167,109,791	USD	113,116,854	Citibank N.A.	9/19/2018	55,793	—
38	JOHN HANCOCK STRATEGIC INCOME OPPORTUNITIES FUND | ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

FORWARD FOREIGN CURRENCY CONTRACTS (continued)
Contract to buy		Contract to sell		Counterparty (OTC)	Contractual settlement date	Unrealized appreciation	Unrealized depreciation
MXN	4,700,781,921	USD	228,645,754	Goldman Sachs Bank USA	9/19/2018	$16,842,468	—
MXN	3,103,827,486	USD	162,624,985	State Street Bank and Trust Company	9/19/2018	—	$(534,272)
NOK	390,813,209	EUR	40,880,000	Royal Bank of Canada	9/19/2018	—	(871,264)
NOK	393,162,303	EUR	41,575,000	UBS AG	9/19/2018	—	(1,398,533)
NZD	90,336,340	AUD	82,140,000	Australia and New Zealand Banking Group	9/19/2018	717,133	—
NZD	84,070,000	CAD	72,359,806	Canadian Imperial Bank of Commerce	9/19/2018	157,096	—
NZD	81,430,000	CAD	70,034,686	Royal Bank of Canada	9/19/2018	192,670	—
NZD	181,946,658	USD	122,587,463	Australia and New Zealand Banking Group	9/19/2018	—	(2,212,083)
NZD	82,877,500	USD	55,224,405	Citibank N.A.	9/19/2018	—	(392,892)
NZD	87,597,500	USD	59,152,948	Goldman Sachs Bank USA	9/19/2018	—	(1,198,697)
NZD	17,414,205	USD	11,553,803	HSBC Bank USA	9/19/2018	—	(32,615)
NZD	80,577,000	USD	53,317,479	JPMorgan Chase Bank N.A.	9/19/2018	—	(7,970)
SEK	214,114,300	EUR	20,500,000	Citibank N.A.	9/19/2018	—	(381,821)
SEK	2,132,984,032	EUR	208,207,237	Goldman Sachs Bank USA	9/19/2018	—	(8,437,919)
SEK	3,862,655,696	EUR	378,305,000	JPMorgan Chase Bank N.A.	9/19/2018	—	(16,743,367)
SEK	2,617,680,853	EUR	256,775,000	State Street Bank and Trust Company	9/19/2018	—	(11,813,561)
SEK	441,697,755	EUR	43,295,000	U.S. Bank N.A.	9/19/2018	—	(1,955,892)
SEK	1,481,011,282	EUR	144,280,000	UBS AG	9/19/2018	—	(5,526,291)
SGD	1,265,000	USD	918,297	Standard Chartered Bank	9/19/2018	3,502	—
SGD	2,020,000	USD	1,517,347	State Street Bank and Trust Company	9/19/2018	—	(45,384)
USD	243,831,999	AUD	318,882,566	Australia and New Zealand Banking Group	9/19/2018	14,592,444	—
USD	63,457,216	AUD	83,360,000	Citibank N.A.	9/19/2018	3,531,051	—
USD	82,308,659	AUD	112,308,294	Goldman Sachs Bank USA	9/19/2018	1,572,030	—
USD	95,291,949	AUD	125,035,000	HSBC Bank USA	9/19/2018	5,406,296	—
USD	279,807,872	AUD	380,305,000	Standard Chartered Bank	9/19/2018	6,412,716	—
USD	32,423,042	AUD	44,153,531	State Street Bank and Trust Company	9/19/2018	681,777	—
USD	151,025,776	AUD	205,265,000	UBS AG	9/19/2018	3,464,065	—
USD	109,571,642	BRL	423,953,663	Citibank N.A.	9/19/2018	5,634,184	—
USD	171,407,994	BRL	673,602,695	State Street Bank and Trust Company	9/19/2018	6,266,002	—
USD	173,245,000	CAD	225,236,691	Morgan Stanley Capital Services, Inc.	9/18/2018	605,834	—
USD	173,305,000	CAD	227,005,287	Australia and New Zealand Banking Group	9/19/2018	—	(693,237)
USD	85,265,000	CAD	110,974,955	Bank of Montreal	9/19/2018	203,340	—
USD	339,450,000	CAD	441,789,624	Canadian Imperial Bank of Commerce	9/19/2018	820,813	—
USD	82,295,000	CAD	107,311,446	Citibank N.A.	9/19/2018	41,399	—
USD	253,629,349	CAD	330,485,693	Goldman Sachs Bank USA	9/19/2018	313,980	—
SEE NOTES TO FINANCIAL STATEMENTS	ANNUAL REPORT | JOHN HANCOCK STRATEGIC INCOME OPPORTUNITIES FUND	39

FORWARD FOREIGN CURRENCY CONTRACTS (continued)
Contract to buy		Contract to sell		Counterparty (OTC)	Contractual settlement date	Unrealized appreciation	Unrealized depreciation
USD	116,805,000	CAD	153,247,459	HSBC Bank USA	9/19/2018	—	$(658,289)
USD	41,022,500	CAD	53,209,587	JPMorgan Chase Bank N.A.	9/19/2018	$237,660	—
USD	173,245,000	CAD	225,478,368	Morgan Stanley Capital Services, Inc.	9/19/2018	417,138	—
USD	759,360,000	CAD	990,530,096	Royal Bank of Canada	9/19/2018	124,421	—
USD	23,949,677	CAD	31,149,963	State Street Bank and Trust Company	9/19/2018	73,411	—
USD	357,480,000	CAD	466,260,158	Toronto Dominion Bank	9/19/2018	94,290	—
USD	41,008,698	CAD	53,747,025	UBS AG	9/19/2018	—	(188,085)
USD	19,366,915	DKK	122,500,000	UBS AG	9/19/2018	271,705	—
USD	96,304,416	EUR	82,640,000	Australia and New Zealand Banking Group	9/19/2018	282,192	—
USD	298,818,337	EUR	254,510,262	Citibank N.A.	9/19/2018	3,094,216	—
USD	340,498,300	EUR	289,436,176	Goldman Sachs Bank USA	9/19/2018	4,192,573	—
USD	811,631,965	EUR	700,568,635	HSBC Bank USA	9/19/2018	—	(2,382,535)
USD	111,970,246	EUR	96,173,824	JPMorgan Chase Bank N.A.	9/19/2018	222,612	—
USD	238,017,708	EUR	206,730,000	Standard Chartered Bank	9/19/2018	—	(2,188,903)
USD	525,216,171	EUR	447,992,957	State Street Bank and Trust Company	9/19/2018	4,677,933	—
USD	201,112,023	EUR	172,945,000	UBS AG	9/19/2018	161,351	—
USD	148,907,916	GBP	114,356,417	Citibank N.A.	9/19/2018	569,304	—
USD	48,357,107	GBP	36,025,000	HSBC Bank USA	9/19/2018	1,626,904	—
USD	53,903,423	GBP	41,090,000	UBS AG	9/19/2018	603,104	—
USD	82,141,545	JPY	9,008,862,397	Citibank N.A.	9/18/2018	990,406	—
USD	186,982,059	JPY	20,751,499,255	Citibank N.A.	9/19/2018	40,563	—
USD	20,540,000	JPY	2,267,574,920	Goldman Sachs Bank USA	9/19/2018	112,375	—
USD	61,735,000	JPY	6,905,553,630	HSBC Bank USA	9/19/2018	—	(474,217)
USD	77,801,320	JPY	8,612,194,056	Standard Chartered Bank	9/19/2018	217,700	—
USD	40,940,000	JPY	4,552,647,544	State Street Bank and Trust Company	9/19/2018	—	(72,880)
USD	301,522,376	MXN	6,164,727,948	Citibank N.A.	9/19/2018	—	(20,417,278)
USD	20,789,405	MXN	389,763,916	Goldman Sachs Bank USA	9/19/2018	434,823	—
USD	17,966,453	MXN	339,642,419	JPMorgan Chase Bank N.A.	9/19/2018	229,358	—
USD	201,896,293	MXN	3,904,505,985	State Street Bank and Trust Company	9/19/2018	—	(2,008,132)
USD	10,265,000	MXN	205,740,522	UBS AG	9/19/2018	—	(479,356)
USD	227,146,305	NZD	326,222,815	Australia and New Zealand Banking Group	9/19/2018	11,318,240	—
USD	60,128,368	NZD	90,565,000	Goldman Sachs Bank USA	9/19/2018	210,827	—
USD	165,807,837	NZD	249,723,128	HSBC Bank USA	9/19/2018	591,743	—
USD	32,554,547	NZD	49,284,375	JPMorgan Chase Bank N.A.	9/19/2018	—	(51,852)
USD	27,104,681	NZD	41,070,313	Standard Chartered Bank	9/19/2018	—	(67,318)
USD	34,095,327	SGD	46,461,566	HSBC Bank USA	9/19/2018	239,033	—
						$140,749,865	$(151,855,779)
40	JOHN HANCOCK STRATEGIC INCOME OPPORTUNITIES FUND | ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

WRITTEN OPTIONS
Foreign currency options
Description	Counterparty (OTC)		Exercise price	Expiration date	Notional amount*	Premium	Value
Puts
U.S. Dollar versus Canadian Dollar	U.S. Bank N.A.	USD	1.20	Mar 2019	173,715,000	2,087,707	(314,424)
						$2,087,707	$(314,424)
* For this type of option, notional amounts are equivalent to number of contracts.

Derivatives Currency Abbreviations
AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
DKK	Danish Krone
EUR	Euro
GBP	Pound Sterling
JPY	Japanese Yen
MXN	Mexican Peso
NOK	Norwegian Krone
NZD	New Zealand Dollar
SEK	Swedish Krona
SGD	Singapore Dollar
USD	U.S. Dollar
At 8-31-18, the aggregate cost of investments for federal income tax purposes was $7,663,582,617. Net unrealized depreciation aggregated to $294,036,963, of which $110,289,116 related to gross unrealized appreciation and $404,326,079 related to gross unrealized depreciation.
OTC is an abbreviation for over-the-counter. See Notes to financial statements regarding investment transactions and other derivatives information.
SEE NOTES TO FINANCIAL STATEMENTS	ANNUAL REPORT | JOHN HANCOCK STRATEGIC INCOME OPPORTUNITIES FUND	41

Financial statements
STATEMENT OF ASSETS AND LIABILITIES 8-31-18

Assets
Unaffiliated investments, at value (Cost $7,565,881,424) including $77,494,048 of securities loaned	$7,313,215,618
Affiliated investments, at value (Cost $79,390,969)	79,396,874
Total investments, at value (Cost $7,645,272,393)	7,392,612,492
Unrealized appreciation on forward foreign currency contracts	140,749,865
Cash	8,715,183
Foreign currency, at value (Cost $23,753,936)	23,735,783
Collateral held at broker for futures contracts	32,362,751
Cash segregated at custodian for OTC derivative contracts	36,569,000
Dividends and interest receivable	65,764,507
Receivable for fund shares sold	10,734,356
Receivable for investments sold	4,535,414
Other assets	344,542
Total assets	7,716,123,893
Liabilities
Unrealized depreciation on forward foreign currency contracts	151,855,779
Written options, at value (Premiums received $2,087,707)	314,424
Payable for futures variation margin	6,984,190
Distributions payable	656,080
Payable for investments purchased	95,133,775
Payable for fund shares repurchased	24,163,070
Payable upon return of securities loaned	79,390,189
Payable to affiliates
Accounting and legal services fees	369,178
Transfer agent fees	448,551
Distribution and service fees	3,437
Trustees' fees	3,269
Other liabilities and accrued expenses	1,460,581
Total liabilities	360,782,523
Net assets	$7,355,341,370
Net assets consist of
Paid-in capital	$7,689,428,226
Undistributed net investment income	50,414,214
Accumulated net realized gain (loss) on investments, futures contracts, written options and foreign currency transactions	(109,911,960)
Net unrealized appreciation (depreciation) on investments, futures contracts, written options and translation of assets and liabilities in foreign currencies	(274,589,110)
Net assets	$7,355,341,370

42	JOHN HANCOCK STRATEGIC INCOME OPPORTUNITIES FUND | ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

STATEMENT OF ASSETS AND LIABILITIES  (continued)

Net asset value per share
Based on net asset value and shares outstanding - the fund has an unlimited number of shares authorized with no par value
Class A ($429,270,174 ÷ 41,430,258 shares) [1]	$10.36
Class C ($284,496,754 ÷ 27,457,264 shares) [1]	$10.36
Class I ($3,441,430,895 ÷ 332,118,400 shares)	$10.36
Class R2 ($16,465,829 ÷ 1,587,752 shares)	$10.37
Class R6 ($1,463,950,122 ÷ 141,189,745 shares)	$10.37
Class NAV ($1,719,727,596 ÷ 166,041,687 shares)	$10.36
Maximum offering price per share
Class A (net asset value per share ÷ 96%)[2]	$10.79

[1]	Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.
[2]	On single retail sales of less than $100,000. On sales of $100,000 or more and on group sales the offering price is reduced.
SEE NOTES TO FINANCIAL STATEMENTS	ANNUAL REPORT | JOHN HANCOCK STRATEGIC INCOME OPPORTUNITIES FUND	43

STATEMENT OF OPERATIONS For the year ended  8-31-18

Investment income
Interest	$287,706,167
Dividends	28,338,872
Securities lending	11,320
Less foreign taxes withheld	(2,720,208)
Total investment income	313,336,151
Expenses
Investment management fees	48,143,086
Distribution and service fees	5,042,760
Accounting and legal services fees	1,125,736
Transfer agent fees	5,423,703
Trustees' fees	123,882
Custodian fees	1,671,077
State registration fees	257,502
Printing and postage	580,770
Professional fees	257,545
Other	225,120
Total expenses	62,851,181
Less expense reductions	(2,200,914)
Net expenses	60,650,267
Net investment income	252,685,884
Realized and unrealized gain (loss)
Net realized gain (loss) on
Unaffiliated investments and foreign currency transactions	70,218,246
Affiliated investments	780
Futures contracts	39,780,751
Forward foreign currency contracts	(56,076,900)
Written options	700,213
54,623,090
Change in net unrealized appreciation (depreciation) of
Unaffiliated investments and translation of assets and liabilities in foreign currencies	(422,760,611)
Affiliated investments	5,905
Futures contracts	(8,116,400)
Forward foreign currency contracts	(25,553,920)
Written options	1,773,283
(454,651,743)
Net realized and unrealized loss	(400,028,653)
Decrease in net assets from operations	$(147,342,769)

44	JOHN HANCOCK STRATEGIC INCOME OPPORTUNITIES FUND | ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

STATEMENTS OF CHANGES IN NET ASSETS

	Year ended 8-31-18	Year ended 8-31-17
Increase (decrease) in net assets
From operations
Net investment income	$252,685,884	$197,615,477
Net realized gain	54,623,090	34,194,486
Change in net unrealized appreciation (depreciation)	(454,651,743)	79,957,834
Increase (decrease) in net assets resulting from operations	(147,342,769)	311,767,797
Distributions to shareholders
From net investment income
Class A	(15,949,947)	(18,425,060)
Class C	(8,274,997)	(6,540,932)
Class I	(130,833,872)	(84,601,250)
Class R2	(537,757)	(422,140)
Class R6	(43,839,066)	(7,126,212)
Class NAV	(63,561,208)	(50,474,170)
Total distributions	(262,996,847)	(167,589,764)
From fund share transactions	109,765,020	1,562,492,960
Total increase (decrease)	(300,574,596)	1,706,670,993
Net assets
Beginning of year	7,655,915,966	5,949,244,973
End of year	$7,355,341,370	$7,655,915,966
Undistributed net investment income	$50,414,214	$29,683,165
SEE NOTES TO FINANCIAL STATEMENTS	ANNUAL REPORT | JOHN HANCOCK STRATEGIC INCOME OPPORTUNITIES FUND	45

Financial highlights
CLASS A SHARES Period ended	8-31-18	8-31-17	8-31-16	8-31-15	8-31-14
Per share operating performance
Net asset value, beginning of period	$10.93	$10.72	$10.80	$10.98	$10.80
Net investment income[1]	0.32	0.29	0.26	0.32	0.39
Net realized and unrealized gain (loss) on investments	(0.55)	0.17	0.21	(0.17)	0.35
Total from investment operations	(0.23)	0.46	0.47	0.15	0.74
Less distributions
From net investment income	(0.34)	(0.25)	(0.28)	(0.33)	(0.44)
From net realized gain	—	—	(0.27)	—	(0.12)
Total distributions	(0.34)	(0.25)	(0.55)	(0.33)	(0.56)
Net asset value, end of period	$10.36	$10.93	$10.72	$10.80	$10.98
Total return (%)[2,3]	(2.28)	4.44	4.52	1.42	7.03
Ratios and supplemental data
Net assets, end of period (in millions)	$429	$543	$1,138	$1,152	$1,111
Ratios (as a percentage of average net assets):
Expenses before reductions	1.09	1.10	1.11	1.11	1.18
Expenses including reductions	1.06	1.07	1.08	1.08	1.17
Net investment income	2.99	2.73	2.42	2.95	3.58
Portfolio turnover (%)	63	42	44	37	48

[1]	Based on average daily shares outstanding.
[2]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[3]	Does not reflect the effect of sales charges, if any.
46	JOHN HANCOCK STRATEGIC INCOME OPPORTUNITIES FUND | ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

CLASS C SHARES Period ended	8-31-18	8-31-17	8-31-16	8-31-15	8-31-14
Per share operating performance
Net asset value, beginning of period	$10.93	$10.72	$10.80	$10.98	$10.80
Net investment income[1]	0.25	0.22	0.18	0.25	0.32
Net realized and unrealized gain (loss) on investments	(0.56)	0.16	0.21	(0.17)	0.34
Total from investment operations	(0.31)	0.38	0.39	0.08	0.66
Less distributions
From net investment income	(0.26)	(0.17)	(0.20)	(0.26)	(0.36)
From net realized gain	—	—	(0.27)	—	(0.12)
Total distributions	(0.26)	(0.17)	(0.47)	(0.26)	(0.48)
Net asset value, end of period	$10.36	$10.93	$10.72	$10.80	$10.98
Total return (%)[2,3]	(2.97)	3.72	3.79	0.71	6.28
Ratios and supplemental data
Net assets, end of period (in millions)	$284	$375	$447	$453	$458
Ratios (as a percentage of average net assets):
Expenses before reductions	1.79	1.80	1.81	1.81	1.88
Expenses including reductions	1.76	1.77	1.78	1.78	1.87
Net investment income	2.29	2.07	1.72	2.26	2.88
Portfolio turnover (%)	63	42	44	37	48

[1]	Based on average daily shares outstanding.
[2]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[3]	Does not reflect the effect of sales charges, if any.
SEE NOTES TO FINANCIAL STATEMENTS	ANNUAL REPORT | JOHN HANCOCK STRATEGIC INCOME OPPORTUNITIES FUND	47

CLASS I SHARES Period ended	8-31-18	8-31-17	8-31-16	8-31-15	8-31-14
Per share operating performance
Net asset value, beginning of period	$10.93	$10.73	$10.80	$10.98	$10.80
Net investment income[1]	0.35	0.33	0.29	0.36	0.43
Net realized and unrealized gain (loss) on investments	(0.55)	0.15	0.22	(0.17)	0.35
Total from investment operations	(0.20)	0.48	0.51	0.19	0.78
Less distributions
From net investment income	(0.37)	(0.28)	(0.31)	(0.37)	(0.48)
From net realized gain	—	—	(0.27)	—	(0.12)
Total distributions	(0.37)	(0.28)	(0.58)	(0.37)	(0.60)
Net asset value, end of period	$10.36	$10.93	$10.73	$10.80	$10.98
Total return (%)[2]	(2.00)	4.67	4.94	1.74	7.40
Ratios and supplemental data
Net assets, end of period (in millions)	$3,441	$3,873	$2,500	$2,198	$1,506
Ratios (as a percentage of average net assets):
Expenses before reductions	0.79	0.79	0.79	0.80	0.83
Expenses including reductions	0.76	0.76	0.76	0.76	0.82
Net investment income	3.28	3.10	2.73	3.26	3.92
Portfolio turnover (%)	63	42	44	37	48

[1]	Based on average daily shares outstanding.
[2]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
48	JOHN HANCOCK STRATEGIC INCOME OPPORTUNITIES FUND | ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

CLASS R2 SHARES Period ended	8-31-18	8-31-17	8-31-16	8-31-15	8-31-14
Per share operating performance
Net asset value, beginning of period	$10.94	$10.73	$10.80	$10.99	$10.81
Net investment income[1]	0.31	0.29	0.25	0.31	0.39
Net realized and unrealized gain (loss) on investments	(0.55)	0.16	0.22	(0.17)	0.34
Total from investment operations	(0.24)	0.45	0.47	0.14	0.73
Less distributions
From net investment income	(0.33)	(0.24)	(0.27)	(0.33)	(0.43)
From net realized gain	—	—	(0.27)	—	(0.12)
Total distributions	(0.33)	(0.24)	(0.54)	(0.33)	(0.55)
Net asset value, end of period	$10.37	$10.94	$10.73	$10.80	$10.99
Total return (%)[2]	(2.36)	4.32	4.52	1.30	6.97
Ratios and supplemental data
Net assets, end of period (in millions)	$16	$19	$19	$16	$8
Ratios (as a percentage of average net assets):
Expenses before reductions	1.19	1.20	1.16	1.18	1.69
Expenses including reductions	1.16	1.17	1.13	1.14	1.22
Net investment income	2.89	2.68	2.37	2.85	3.52
Portfolio turnover (%)	63	42	44	37	48

[1]	Based on average daily shares outstanding.
[2]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
SEE NOTES TO FINANCIAL STATEMENTS	ANNUAL REPORT | JOHN HANCOCK STRATEGIC INCOME OPPORTUNITIES FUND	49

CLASS R6 SHARES Period ended	8-31-18	8-31-17	8-31-16	8-31-15	8-31-14
Per share operating performance
Net asset value, beginning of period	$10.94	$10.73	$10.80	$10.98	$10.80
Net investment income[1]	0.36	0.35	0.30	0.36	0.43
Net realized and unrealized gain (loss) on investments	(0.55)	0.15	0.22	(0.16)	0.35
Total from investment operations	(0.19)	0.50	0.52	0.20	0.78
Less distributions
From net investment income	(0.38)	(0.29)	(0.32)	(0.38)	(0.48)
From net realized gain	—	—	(0.27)	—	(0.12)
Total distributions	(0.38)	(0.29)	(0.59)	(0.38)	(0.60)
Net asset value, end of period	$10.37	$10.94	$10.73	$10.80	$10.98
Total return (%)[2]	(1.89)	4.87	5.06	1.84	7.39
Ratios and supplemental data
Net assets, end of period (in millions)	$1,464	$998	$31	$15	$1
Ratios (as a percentage of average net assets):
Expenses before reductions	0.69	0.69	0.70	0.77	3.72
Expenses including reductions	0.66	0.66	0.65	0.65	0.83
Net investment income	3.42	3.32	2.86	3.30	3.91
Portfolio turnover (%)	63	42	44	37	48

[1]	Based on average daily shares outstanding.
[2]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
50	JOHN HANCOCK STRATEGIC INCOME OPPORTUNITIES FUND | ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

CLASS NAV SHARES Period ended	8-31-18	8-31-17	8-31-16	8-31-15	8-31-14
Per share operating performance
Net asset value, beginning of period	$10.93	$10.72	$10.79	$10.97	$10.80
Net investment income[1]	0.36	0.34	0.30	0.37	0.45
Net realized and unrealized gain (loss) on investments	(0.55)	0.16	0.22	(0.17)	0.33
Total from investment operations	(0.19)	0.50	0.52	0.20	0.78
Less distributions
From net investment income	(0.38)	(0.29)	(0.32)	(0.38)	(0.49)
From net realized gain	—	—	(0.27)	—	(0.12)
Total distributions	(0.38)	(0.29)	(0.59)	(0.38)	(0.61)
Net asset value, end of period	$10.36	$10.93	$10.72	$10.79	$10.97
Total return (%)[2]	(1.89)	4.79	5.06	1.85	7.44
Ratios and supplemental data
Net assets, end of period (in millions)	$1,720	$1,847	$1,814	$1,683	$1,533
Ratios (as a percentage of average net assets):
Expenses before reductions	0.68	0.68	0.68	0.68	0.69
Expenses including reductions	0.65	0.65	0.65	0.65	0.68
Net investment income	3.41	3.20	2.85	3.39	4.07
Portfolio turnover (%)	63	42	44	37	48

[1]	Based on average daily shares outstanding.
[2]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
SEE NOTES TO FINANCIAL STATEMENTS	ANNUAL REPORT | JOHN HANCOCK STRATEGIC INCOME OPPORTUNITIES FUND	51

Notes to financial statements

Note 1 — Organization

John Hancock Strategic Income Opportunities Fund (the fund) is a series of John Hancock Funds II (the Trust), an open-end management investment company organized as a Massachusetts business trust and registered under the Investment Company Act of 1940, as amended (the 1940 Act). The investment objective of the fund is to seek to maximize total return consisting of current income and capital appreciation.

The fund may offer multiple classes of shares. The shares currently offered by the fund are detailed in the Statement of assets and liabilities. Class A and Class C shares are offered to all investors. Class I shares are offered to institutions and certain investors. Class R2 shares are available only to certain retirement and 529 plans. Class R6 shares are only available to certain retirement plans, institutions and other investors. Class NAV shares are offered to John Hancock affiliated funds of funds, retirement plans for employees of John Hancock and/or Manulife Financial Corporation, and certain 529 plans. Class C shares convert to Class A shares ten years after purchase (certain exclusions may apply). Shareholders of each class have exclusive voting rights to matters that affect that class. The distribution and service fees, if any, and transfer agent fees for each class may differ.

Note 2 — Significant accounting policies

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (US GAAP), which require management to make certain estimates and assumptions as of the date of the financial statements. Actual results could differ from those estimates and those differences could be significant. The fund qualifies as an investment company under Topic 946 of Accounting Standards Codification of US GAAP.

Events or transactions occurring after the end of the fiscal period through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the fund:

Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 p.m., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the net asset value (NAV) may be determined as of the regularly scheduled close of the NYSE pursuant to the fund's Valuation Policies and Procedures.

In order to value the securities, the fund uses the following valuation techniques: Debt obligations are valued based on the evaluated prices provided by an independent pricing vendor or from broker-dealers. Independent pricing vendors utilize matrix pricing which takes into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data, as well as broker supplied prices. Equity securities, held by the fund are typically valued at the last sale price or official closing price on the exchange or principal market where the security trades. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Unlisted options are valued using evaluated prices obtained from an independent pricing vendor. Futures contracts are typically valued at settlement prices, which are the official closing prices published by the exchange on which they trade. Foreign securities and currencies, including forward foreign currency contracts, are valued in U.S. dollars based on foreign currency exchange rates supplied by an independent pricing vendor.

In certain instances, the Pricing Committee may determine to value equity securities using prices obtained from another exchange or market if trading on the exchange or market on which prices are typically obtained did not open for trading as scheduled, or if trading closed earlier than scheduled, and trading occurred as normal on another exchange or market.

Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the fund's Pricing Committee following procedures established by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed. Trading in foreign securities may be completed before the scheduled daily close of trading on the NYSE. Significant events at the issuer or market level may affect the values of securities between the time when the valuation of the securities is generally determined and the close of the NYSE. If a significant event occurs, these securities may be fair valued, as determined in good faith by the

ANNUAL REPORT   |   JOHN HANCOCK STRATEGIC INCOME OPPORTUNITIES FUND       52

fund's Pricing Committee, following procedures established by the Board of Trustees. The fund uses fair value adjustment factors provided by an independent pricing vendor to value certain foreign securities in order to adjust for events that may occur between the close of foreign exchanges or markets and the close of the NYSE.

The fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the fund's own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.

The following is a summary of the values by input classification of the fund's investments as of August 31, 2018, by major security category or type:

	Total value at 8-31-18	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
Investments in securities:
Assets
Foreign government obligations	$1,516,357,196	—	$1,516,357,196	—
Corporate bonds	3,186,006,596	—	3,186,006,596	—
Convertible bonds	200,276,711	—	200,276,711	—
Capital preferred securities	161,950,230	—	161,950,230	—
Term loans	799,827,135	—	799,827,135	—
Collateralized mortgage obligations	339,631,748	—	339,631,748	—
Asset backed securities	345,434,142	—	345,434,142	—
Common stocks	251,763,057	$251,763,057	—	—
Preferred securities	363,163,509	321,424,731	41,738,778	—
Purchased options	8,001,006	—	8,001,006	—
Warrants	12,921,288	12,921,288	—	—
Securities lending collateral	79,396,874	79,396,874	—	—
Short-term investments	127,883,000	—	127,883,000	—
Total investments in securities	$7,392,612,492	$665,505,950	$6,727,106,542	—
Derivatives:
Assets
Futures	$176,304	$176,304	—	—
Forward foreign currency contracts	140,749,865	—	$140,749,865	—
Liabilities
Futures	(11,822,804)	(11,822,804)	—	—
Forward foreign currency contracts	(151,855,779)	—	(151,855,779)	—
Written options	(314,424)	—	(314,424)	—

Repurchase agreements. The fund may enter into repurchase agreements. When the fund enters into a repurchase agreement, it receives collateral that is held in a segregated account by the fund's custodian, or for tri-party repurchase agreements, collateral is held at a third-party custodian bank in a segregated account for the benefit of the fund. The

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collateral amount is marked-to-market and monitored on a daily basis to ensure that the collateral held is in an amount not less than the principal amount of the repurchase agreement plus any accrued interest. Collateral received by the fund for repurchase agreements is disclosed in the Fund's investments as part of the caption related to the repurchase agreement.

Repurchase agreements are typically governed by the terms and conditions of the Master Repurchase Agreement and/or Global Master Repurchase Agreement (collectively, MRA). Upon an event of default, the non-defaulting party may close out all transactions traded under the MRA and net amounts owed. Absent an event of default, assets and liabilities resulting from repurchase agreements are not offset in the Statement of assets and liabilities. In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the collateral value may decline or the counterparty may have insufficient assets to pay back claims resulting from close-out of the transactions.

Term loans (Floating rate loans). The fund may invest in term loans, which are debt securities and are often rated below investment grade at the time of purchase. Term loans are generally subject to legal or contractual restrictions on resale and generally have longer settlement periods than conventional debt securities. Term loans involve special types of risk, including credit risk, interest-rate risk, counterparty risk and risk associated with extended settlement. The liquidity of term loans, including the volume and frequency of secondary market trading in such loans, varies significantly over time and among individual loans. During periods of infrequent trading, valuing a term loan can be more difficult and buying and selling a term loan at an acceptable price can be more difficult and delayed, which could result in a loss.

The fund's ability to receive payments of principal, interest and other amounts in connection with term loans will depend primarily on the financial condition of the borrower. The fund's failure to receive scheduled payments on a term loan due to a default, bankruptcy or other reason would adversely affect the fund's income and would likely reduce the value of its assets. Transactions in loan investments typically take a significant amount of time (i.e., seven days or longer) to settle. This could pose a liquidity risk to the fund and, if the fund's exposure to such investments is substantial, could impair the fund's ability to meet redemptions. Because term loans may not be rated by independent credit rating agencies, a decision to invest in a particular loan could depend exclusively on the subadvisor's credit analysis of the borrower and/or term loan agents. There is greater risk that the fund may have limited rights to enforce the terms of an underlying loan than for other types of debt instruments.

Security transactions and related investment income. Investment security transactions are accounted for on a trade date plus one basis for daily NAV calculations. However, for financial reporting purposes, investment transactions are reported on trade date. Interest income is accrued as earned. Interest income includes coupon interest and amortization/accretion of premiums/discounts on debt securities. Debt obligations may be placed in a non-accrual status and related interest income may be reduced by stopping current accruals and writing off interest receivable when the collection of all or a portion of interest has become doubtful. Dividend income is recorded on the ex-date, except for dividends of foreign securities where the dividend may not be known until after the ex-date. In those cases, dividend income, net of withholding taxes, is recorded when the fund becomes aware of the dividends. Non-cash dividends, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a tax return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain if amounts are estimable. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds from litigation.

Securities lending. The fund may lend its securities to earn additional income. The fund receives cash collateral from the borrower in an amount not less than the market value of the loaned securities. The fund will invest its collateral in JHCT, an affiliate of the fund, which has a floating NAV and is registered with the Securities and Exchange Commission as an investment company. JHCT invests in short-term money market investments. The fund will receive the benefit of any gains and bear any losses generated by JHCT with respect to the cash collateral.

The fund has the right to recall loaned securities on demand. If a borrower fails to return loaned securities when due, then the lending agent is responsible and indemnifies the fund for the lent securities. The lending agent uses the collateral received from the borrower to purchase replacement securities of the same issue, type, class and series of the loaned securities. If the value of the collateral is less than the purchase cost of replacement securities, the lending agent is responsible for satisfying the shortfall but only to the extent that the shortfall is not due to any decrease in the value of JHCT.

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Although the risk of the loss of the securities lent is mitigated by receiving collateral from the borrower and through lending agent indemnification, the fund could experience a delay in recovering securities or could experience a lower than expected return if the borrower fails to return the securities on a timely basis. The fund receives compensation for lending its securities by retaining a portion of the return on the investment of the collateral and compensation from fees earned from borrowers of the securities. Securities lending income received by the fund is net of fees retained by the securities lending agent. Net income received from JHCT is a component of securities lending income as recorded on the Statement of operations.

Obligations to repay collateral received by the fund are shown on the Statement of assets and liabilities as Payable upon return of securities loaned and are secured by the loaned securities. As of August 31, 2018, the fund loaned securities valued at $77,494,048 and received $79,390,189 of cash collateral.

Foreign investing. Assets, including investments, and liabilities denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate. Purchases and sales of securities, income and expenses are translated into U.S. dollars at the prevailing exchange rate on the date of the transaction. The effect of changes in foreign currency exchange rates on the value of securities is reflected as a component of the realized and unrealized gains (losses) on investments. Foreign investments are subject to a decline in the value of a foreign currency versus the U.S. dollar, which reduces the dollar value of securities denominated in that currency.

Funds that invest internationally generally carry more risk than funds that invest strictly in U.S. securities. These risks are heightened for investments in emerging markets. Risks can result from differences in economic and political conditions, regulations, market practices (including higher transaction costs), accounting standards and other factors.

Foreign taxes. The fund may be subject to withholding tax on income, capital gains or repatriation taxes imposed by certain countries, a portion of which may be recoverable. Foreign taxes are accrued based upon the fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests. Taxes are accrued based on gains realized by the fund as a result of certain foreign security sales. In certain circumstances, estimated taxes are accrued based on unrealized appreciation of such securities. Investment income is recorded net of foreign withholding taxes, less any amounts reclaimable.

Mortgage and asset backed securities. The fund may invest in mortgage-related securities, such as mortgage-backed securities, and other asset-backed securities, which are debt obligations that represent interests in pools of mortgages or other income-bearing assets, such as consumer loans or receivables. Such securities often involve risks that are different from the risks associated with investing in other types of debt securities. Mortgage-backed and other asset-backed securities are subject to changes in the payment patterns of borrowers of the underlying debt. When interest rates fall, borrowers are more likely to refinance or prepay their debt before its stated maturity. This may result in the fund having to reinvest the proceeds in lower yielding securities, effectively reducing the fund's income. Conversely, if interest rates rise and borrowers repay their debt more slowly than expected, the time in which the mortgage-backed and other asset-backed securities are paid off could be extended, reducing the fund's' cash available for reinvestment in higher yielding securities. The timely payment of principal and interest of certain mortgage-related securities is guaranteed with the full faith and credit of the U.S. Government. Pools created and guaranteed by non-governmental issuers, including government-sponsored corporations (e.g. FNMA), may be supported by various forms of insurance or guarantees, but there can be no assurance that private insurers or guarantors can meet their obligations under the insurance policies or guarantee arrangements. The fund is also subject to risks associated with securities with contractual cash flows including asset-backed and mortgage related securities such as collateralized mortgage obligations, mortgage pass-through securities and commercial mortgage-backed securities. The value, liquidity and related income of these securities are sensitive to changes in economic conditions, including real estate value, pre-payments, delinquencies and/or defaults, and may be adversely affected by shifts in the market's perception of the issuers and changes in interest rates.

Line of credit. The fund may have the ability to borrow from banks for temporary or emergency purposes, including meeting redemption requests that otherwise might require the untimely sale of securities. Pursuant to the fund's custodian agreement, the custodian may loan money to the fund to make properly authorized payments. The fund is obligated to repay the custodian for any overdraft, including any related costs or expenses. The custodian may have a lien, security interest or

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security entitlement in any fund property that is not otherwise segregated or pledged, to the extent of any overdraft, and to the maximum extent permitted by law.

The fund and other affiliated funds have entered into a syndicated line of credit agreement with Citibank, N.A. as the administrative agent that enables them to participate in a $750 million unsecured committed line of credit. Excluding commitments designated for a certain fund and subject to the needs of all other affiliated funds, the fund can borrow up to an aggregate commitment amount of $500 million, subject to asset coverage and other limitations as specified in the agreement. A commitment fee payable at the end of each calendar quarter, based on the average daily unused portion of the line of credit, is charged to each participating fund based on a combination of fixed and asset based allocations and is reflected in Other expenses on the Statement of operations. For the year ended August 31, 2018, the fund had no borrowings under the line of credit. Commitment fees for the year ended August 31, 2018 were $17,717.

Expenses. Within the John Hancock group of funds complex, expenses that are directly attributable to an individual fund are allocated to such fund. Expenses that are not readily attributable to a specific fund are allocated among all funds in an equitable manner, taking into consideration, among other things, the nature and type of expense and the fund's relative net assets. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Class allocations. Income, common expenses and realized and unrealized gains (losses) are determined at the fund level and allocated daily to each class of shares based on the net assets of the class. Class-specific expenses, such as distribution and service fees, if any, and transfer agent fees, for all classes, are charged daily at the class level based on the net assets of each class and the specific expense rates applicable to each class.

Federal income taxes. The fund intends to continue to qualify as a regulated investment company by complying with the applicable provisions of the Internal Revenue Code and will not be subject to federal income tax on taxable income that is distributed to shareholders. Therefore, no federal income tax provision is required.

For federal income tax purposes, as of August 31, 2018, the fund has a short-term capital loss carryforward of $72,259,494 and a long-term capital loss carryforward of $20,460,176 available to offset future net realized capital gains. These carryforwards do not expire.

As of August 31, 2018, the fund had no uncertain tax positions that would require financial statement recognition, derecognition or disclosure. The fund's federal tax returns are subject to examination by the Internal Revenue Service for a period of three years.

Distribution of income and gains. Distributions to shareholders from net investment income and net realized gains, if any, are recorded on the ex-date. The fund typically declares dividends daily and pays them monthly. Capital gain distributions, if any, are typically distributed annually. The tax character of distributions for the years ended August 31,2018 and 2017 were as follows:

	August 31, 2018	August 31, 2017
Ordinary income	$262,996,847	$167,589,764

Distributions paid by the fund with respect to each class of shares are calculated in the same manner, at the same time and in the same amount, except for the effect of class level expenses that may be applied differently to each class. As of August 31, 2018, the components of distributable earnings on a tax basis consisted of $54,275,935 of ordinary income.

Such distributions and distributable earnings, on a tax basis, are determined in conformity with income tax regulations, which may differ from US GAAP. Distributions in excess of tax basis earnings and profits, if any, are reported in the fund's financial statements as a return of capital.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences, if any, will reverse in a subsequent

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period. Book-tax differences are primarily attributable to foreign currency transactions, derivative transactions, amortization and accretion on debt securities, and contingent payment debt instruments.

Note 3 — Derivative Instruments

The fund may invest in derivatives in order to meet its investment objective. Derivatives include a variety of different instruments that may be traded in the over-the-counter (OTC) market, on a regulated exchange or through a clearing facility. The risks in using derivatives vary depending upon the structure of the instruments, including the use of leverage, optionality, the liquidity or lack of liquidity of the contract, the creditworthiness of the counterparty or clearing organization and the volatility of the position. Some derivatives involve risks that are potentially greater than the risks associated with investing directly in the referenced securities or other referenced underlying instrument. Specifically, the fund is exposed to the risk that the counterparty to an OTC derivatives contract will be unable or unwilling to make timely settlement payments or otherwise honor its obligations. OTC derivatives transactions typically can only be closed out with the other party to the transaction.

Forward foreign currency contracts and certain options are typically traded through the OTC market. Certain forwards and options are regulated by the Commodity Futures Trading Commission. Derivative counterparty risk is managed through an ongoing evaluation of the creditworthiness of all potential counterparties and, if applicable, designated clearing organizations. The fund attempts to reduce its exposure to counterparty risk for derivatives traded in the OTC market, whenever possible, by entering into an International Swaps and Derivatives Association (ISDA) Master Agreement with each of its OTC counterparties. The ISDA gives each party to the agreement the right to terminate all transactions traded under the agreement if there is certain deterioration in the credit quality or contractual default of the other party, as defined in the ISDA. Upon an event of default or a termination of the ISDA, the non-defaulting party has the right to close out all transactions and to net amounts owed.

As defined by the ISDA, the fund may have collateral agreements with certain counterparties to mitigate counterparty risk on OTC derivatives. Subject to established minimum levels, collateral for OTC transactions is generally determined based on the net aggregate unrealized gain or loss on contracts with a particular counterparty. Collateral pledged to the fund is held in a segregated account by a third-party agent or held by the custodian bank for the benefit of the fund and can be in the form of cash or debt securities issued by the U.S. government or related agencies; collateral posted by the fund for OTC transactions is held in a segregated account at the fund's custodian and is noted in the accompanying Fund's investments, or if cash is posted, on the Statement of assets and liabilities as Collateral segregated at custodian for OTC derivative contracts. The fund's risk of loss due to counterparty risk is equal to the asset value of outstanding contracts offset by collateral received.

Futures and certain options are traded or cleared on an exchange or central clearinghouse. Exchange-traded or centrally-cleared transactions generally present less counterparty risk to a fund than OTC transactions. The exchange or clearinghouse stands between the fund and the broker to the contract and therefore, credit risk is generally limited to the failure of the exchange or clearinghouse and the clearing member.

Collateral or margin requirements for exchange-traded derivatives are set by the broker or applicable clearinghouse. Margin for exchange-traded transactions is detailed in the Statements of assets and liabilities as Collateral held at broker for futures contracts.

Futures. A futures contract is a contractual agreement to buy or sell a particular currency or financial instrument at a pre-determined price in the future. Risks related to the use of futures contracts include possible illiquidity of the futures markets, contract prices that can be highly volatile and imperfectly correlated to movements in the underlying financial instrument and potential losses in excess of the amounts recognized on the Statement of assets and liabilities. Use of long futures contracts subjects the fund to the risk of loss up to the notional value of the futures contracts. Use of short futures contracts subjects the fund to unlimited risk of loss.

Upon entering into a futures contract, the fund is required to deposit initial margin with the broker in the form of cash or securities. The amount of required margin is generally based on a percentage of the contract value; this amount is the initial margin for the trade. The margin deposit must then be maintained at the established level over the life of the contract.

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Futures margin receivable / payable is included on the Statement of assets and liabilities. Futures contracts are marked-to-market daily and an appropriate payable or receivable for the change in value (variation margin) and unrealized gain or loss is recorded by the fund. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

During the year ended August 31, 2018, the fund used futures contracts to manage duration of the fund and as a substitute for securities purchased. The fund held futures contracts with notional values ranging from $1.3 billion to $2.1 billion, as measured at each quarter end.

Forward foreign currency contracts. A forward foreign currency contract is an agreement between two parties to buy and sell specific currencies at a price that is set on the date of the contract. The forward contract calls for delivery of the currencies on a future date that is specified in the contract. Risks related to the use of forwards include the possible failure of counterparties to meet the terms of the forward agreement, the failure of the counterparties to timely post collateral if applicable, the risk that currency movements will not favor the fund thereby reducing the fund's total return, and the potential for losses in excess of the amounts recognized on the Statement of assets and liabilities.

The market value of a forward foreign currency contract fluctuates with changes in foreign currency exchange rates. Forward foreign currency contracts are marked-to-market daily and the change in value is recorded by the fund as an unrealized gain or loss. Realized gains or losses, equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed, are recorded upon delivery or receipt of the currency or settlement with the counterparty.

During the year ended August 31, 2018, the fund used forward foreign currency contracts to manage against anticipated currency exchange rate changes and to gain exposure to foreign currencies. The fund held forward foreign currency contracts with U.S. Dollar notional values ranging from $14.0 billion to $37.7 billion, as measured at each quarter end.

Options. There are two types of options, put options and call options. Options are traded either OTC or on an exchange. A call option gives the purchaser of the option the right to buy (and the seller the obligation to sell) the underlying instrument at the exercise price. A put option gives the purchaser of the option the right to sell (and the writer the obligation to buy) the underlying instrument at the exercise price. Writing puts and buying calls may increase the fund's exposure to changes in the value of the underlying instrument. Buying puts and writing calls may decrease the fund's exposure to such changes. Risks related to the use of options include the loss of premiums, possible illiquidity of the options markets, trading restrictions imposed by an exchange and movements in underlying security values, and for written options, potential losses in excess of the amounts recognized on the Statement of assets and liabilities. In addition, OTC options are subject to the risks of all OTC derivatives contracts.

When the fund purchases an option, the premium paid by the fund is included in the portfolio of investments and subsequently "marked-to-market" to reflect current market value. If the purchased option expires, the fund realizes a loss equal to the cost of the option. If the fund exercises a call option, the cost of the securities acquired by exercising the call is increased by the premium paid to buy the call. If the fund exercises a put option, it realizes a gain or loss from the sale of the underlying security and the proceeds from such sale are decreased by the premium paid. If the fund enters into a closing sale transaction, the fund realizes a gain or loss, depending on whether proceeds from the closing sale are greater or less than the original cost. During the year ended August 31, 2018, the fund used purchased options to manage against anticipated currency exchange rate changes. The fund held purchased options with market values ranging from $7.7 million to $29.0 million, as measured at each quarter end.

When the fund writes an option, the premium received is included as a liability and subsequently "marked-to-market" to reflect the current market value of the option written. Premiums received from writing options that expire unexercised are recorded as realized gains. Premiums received from writing options which are exercised or are closed are added to or offset against the proceeds or amount paid on the transaction to determine the realized gain or loss. If a put option on a security is exercised, the premium received reduces the cost basis of the securities purchased by the fund. During the year ended August 31, 2018, the fund wrote option contracts to manage against anticipated currency exchange rate changes. The fund held written options contracts with market values ranging up to $796,000, as measured at each quarter end.

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Fair value of derivative instruments by risk category

The table below summarizes the fair value of derivatives held by the fund at August 31, 2018 by risk category:

Risk	Statement of assets and liabilities location	Financial instruments location	Assets derivatives fair value	Liabilities derivatives fair value
Interest rate	Receivable/payable for futures variation margin	Futures†	$176,304	($11,822,804)
Foreign currency	Unrealized appreciation / depreciation on forward foreign currency contracts	Forward foreign currency contracts	140,749,865	(151,855,779)
Foreign currency	Unaffiliated investments, at value*	Purchased options	8,001,006	—
Foreign currency	Written options, at value	Written options	—	(314,424)
Total			$148,927,175	($163,993,007)
† Reflects cumulative appreciation/depreciation on futures as disclosed in Fund's investments. Only the year end variation margin is separately disclosed on the Statement of assets and liabilities.
* Purchased options are included in Fund's investments.

For financial reporting purposes, the fund does not offset OTC derivative assets or liabilities that are subject to master netting arrangements, as defined by the ISDAs, in the Statement of assets and liabilities. In the event of default by the counterparty or a termination of the agreement, the ISDA allows an offset of amounts across the various transactions between the fund and the applicable counterparty. The table below reflects the fund's exposure to counterparties subject to an ISDA for OTC derivative transactions:

OTC Financial Instruments	Asset	Liability
Forward foreign currency contracts	$140,749,865	($151,855,779)
Purchased options	8,001,006	—
Written options	—	(314,424)
Totals	$148,750,871	($152,170,203)

Counterparty	Total market value of OTC derivatives	Collateral posted by counterparty	Collateral posted by fund	Net exposure
Australia and New Zealand Banking Group	$15,146,530	$13,130,000	—	$2,016,530
Bank of America, N.A.	(216,760)	370,000	—	(586,760)
Bank of Montreal	203,340	—	$300,000	503,340
Bank of Nova Scotia	(239,682)	249,142	—	(488,824)
Canadian Imperial Bank of Commerce	98,568	—	—	98,568
Citibank N.A.	(1,450,190)	1,315,000	—	(2,765,190)
Goldman Sachs Bank USA	15,996,934	15,890,000	—	106,934
HSBC Bank USA	699,699	—	3,940,000	4,639,699
JPMorgan Chase Bank N.A.	(19,736,617)	—	19,630,000	(106,617)
Morgan Stanley Capital Services, Inc.	(2,418,479)	—	—	(2,418,479)
Royal Bank of Canada	1,137,513	621,497	—	516,016
Standard Chartered Bank	2,584,793	—	829,000	3,413,793
State Street Bank and Trust Company	(10,965,005)	—	7,640,000	(3,325,005)
Toronto Dominion Bank	(530,699)	793,104	—	(1,323,803)
UBS AG	(2,534,495)	—	2,534,495	—

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Counterparty	Total market value of OTC derivatives	Collateral posted by counterparty	Collateral posted by fund	Net exposure
U.S. Bank N.A.	($1,194,782)	—	—	($1,194,782)
Totals	($3,419,332)	$32,368,743	$34,873,495	($914,580)

Effect of derivative instruments on the Statement of operations

The table below summarizes the net realized gain (loss) included in the net increase (decrease) in net assets from operations, classified by derivative instrument and risk category, for the year ended August 31, 2018:

Statement of operations location - net realized gain (loss) on:
Risk	Unaffiliated investments and foreign currency transactions [1]	Futures contracts	Forward foreign currency contracts	Written options	Total
Foreign currency	($24,945,363)	—	($56,076,900)	$700,213	($80,322,050)
Interest rate	—	$39,780,751	—	—	39,780,751
Total	($24,945,363)	$39,780,751	($56,076,900)	$700,213	($40,541,299)
[1] Realized gain/loss associated with purchased options is included in this caption on the Statement of operations.

The table below summarizes the net change in unrealized appreciation (depreciation) included in the net increase (decrease) in net assets from operations, classified by derivative instrument and risk category, for the year ended August 31, 2018:

Statement of operations location - change in net unrealized appreciation (depreciation) of:
Risk	Unaffiliated investments and translation of assets and liabilities in foreign currencies [1]	Futures contracts	Forward foreign currency contracts	Written options	Total
Foreign currency	($33,666,395)	—	($25,553,920)	$1,773,283	($57,447,032)
Interest rate	—	($8,116,400)	—	—	($8,116,400)
Total	($33,666,395)	($8,116,400)	($25,553,920)	$1,773,283	($65,563,432)
[1] Change in unrealized appreciation/depreciation associated with purchased options is included in this caption on the Statement of operations.

Note 4 — Guarantees and indemnifications

Under the Trust's organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust, including the fund. Additionally, in the normal course of business, the fund enters into contracts with service providers that contain general indemnification clauses. The fund's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the fund that have not yet occurred. The risk of material loss from such claims is considered remote.

Note 5 — Fees and transactions with affiliates

John Hancock Advisers, LLC (the Advisor) serves as investment advisor for the fund. John Hancock Funds, LLC (the Distributor), an affiliate of the Advisor, serves as principal underwriter of the fund. The Advisor and the Distributor are indirect, wholly owned subsidiaries of Manulife Financial Corporation (MFC).

Management fee. The fund has an investment management agreement with the Advisor under which the fund pays a daily management fee to the Advisor equivalent on an annual basis to the sum of: (a) 0.700% of the first $500 million of the fund's aggregate daily net assets; (b) 0.650% of the next $3 billion of the fund's aggregate daily net assets; (c) 0.600% of the next $4 billion of the fund's aggregate daily net assets; (d) 0.590% of the next $4.5 billion of the fund's aggregate daily

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net assets; and (e) 0.575% of the fund's aggregate daily net assets in excess of $12 billion. Aggregate net assets include the net assets of 1) the fund, 2) Strategic Income Opportunities Trust, a series of John Hancock Variable Insurance Trust, 3) Strategic Income Opportunities Fund, a sub-fund of John Hancock Worldwide Investors, PLC and 4) Certain assets of Income Allocation Fund, a fund of the Trust, as defined in the advisory agreement. The Advisor has a subadvisory agreement with John Hancock Asset Management a division of Manulife Asset Management (US) LLC, an indirectly owned subsidiary of MFC and an affiliate of the Advisor. The fund is not responsible for payment of the subadvisory fees.

The Advisor has contractually agreed to waive a portion of its management fee and/or reimburse expenses for certain funds of the John Hancock group of funds complex, including the fund (the participating portfolios). This waiver is based upon aggregate net assets of all the participating portfolios. The amount of the reimbursement is calculated daily and allocated among all the participating portfolios in proportion to the daily net assets of each fund. During the year ended August 31, 2018, this waiver amounted to 0.01% of the fund's average net assets. This agreement expires on June 30, 2020, unless renewed by mutual agreement of the Fund and the Advisor based upon a determination that this is appropriate under the circumstances at that time.

Prior to January 1, 2018, the Advisor had contractually agreed to reduce all or a portion of its management fee and/or make payment to the fund to the extent necessary to maintain total operating expenses at 1.15%,1.85% and 1.20% for Class A, Class C and Class R2 shares, respectively, excluding certain expenses such as taxes, brokerage commissions, interest expense, litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the fund's business, underlying fund expenses (acquired fund fees) and short dividend expense.

The Advisor has contractually agreed to waive its management fee by an annual rate of 0.02% of the fund's average net assets. The current expense limitation agreement expires on December 31, 2018, unless renewed by mutual agreement of the fund and the Advisor based upon a determination that this is appropriate under the circumstances at that time.

The expense reductions described above amounted to the following for the year ended August 31, 2018:

Class	Expense reduction	Class	Expense reduction
Class A	$145,567	Class R6	$351,822
Class C	97,433	Class NAV	512,065
Class I	1,088,999	Total	$2,200,914
Class R2	5,028

Expenses waived or reimbursed in the current fiscal period are not subject to recapture in future fiscal periods.

The investment management fees, including the impact of the waivers and reimbursements as described above, incurred for the year ended August 31, 2018 were equivalent to a net annual effective rate of 0.59% of the fund's average daily net assets.

Accounting and legal services. Pursuant to a service agreement, the fund reimburses the Advisor for all expenses associated with providing the administrative, financial, legal, compliance, accounting and recordkeeping services to the fund, including the preparation of all tax returns, periodic reports to shareholders and regulatory reports, among other services. These expenses are allocated to each share class based on its relative net assets at the time the expense was incurred. These accounting and legal services fees incurred for the year ended August 31, 2018 amounted to an annual rate of 0.01% of the fund's average daily net assets.

Distribution and service plans. The fund has a distribution agreement with the Distributor. The fund has adopted distribution and service plans with respect to Class A, Class C and Class R2 shares pursuant to Rule 12b-1 under the 1940 Act, to pay the Distributor for services provided as the distributor of shares of the fund. In addition, under a service plan for Class R2, the fund pays for certain other services. The fund may pay up to the following contractual rates of distribution and

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service fees under these arrangements, expressed as an annual percentage of average daily net assets for each class of the fund's shares.

Class	Rule 12b-1 fee	Service fee
Class A	0.30%	—
Class C	1.00%	—
Class R2	0.25%	0.25%

Sales charges. Class A shares are assessed up-front sales charges, which resulted in payments to the Distributor amounting to $479,116 for the year ended August 31, 2018. Of this amount, $67,798 was retained and used for printing prospectuses, advertising, sales literature and other purposes, $401,097 was paid as sales commissions to broker-dealers and $10,221 was paid as sales commissions to sales personnel of Signator Investors, Inc., a broker-dealer affiliate of the Advisor.

Class A and Class C shares may be subject to contingent deferred sales charges (CDSCs). Certain Class A shares that are acquired through purchases of $1 million or more and are redeemed within one year of purchase are subject to a 1.00% sales charge. Class C shares that are redeemed within one year of purchase are subject to a 1.00% CDSC. CDSCs are applied to the lesser of the current market value at the time of redemption or the original purchase cost of the shares being redeemed. Proceeds from CDSCs are used to compensate the Distributor for providing distribution-related services in connection with the sale of these shares. During the year ended August 31, 2018, CDSCs received by the Distributor amounted to $16,601 and $26,352 for Class A and Class C shares, respectively.

Transfer agent fees. The John Hancock group of funds has a complex-wide transfer agent agreement with John Hancock Signature Services, Inc. (Signature Services), an affiliate of the Advisor. The transfer agent fees paid to Signature Services are determined based on the cost to Signature Services (Signature Services Cost) of providing recordkeeping services. It also includes out-of-pocket expenses, including payments made to third-parties for recordkeeping services provided to their clients who invest in one or more John Hancock funds. In addition, Signature Services Cost may be reduced by certain fees that Signature Services receives in connection with retirement and small accounts. Signature Services Cost is calculated monthly and allocated, as applicable, to five categories of share classes: Retail Share and Institutional Share Classes of Non-Municipal Bond Funds, Class R6 Shares, Retirement Share Classes and Municipal Bond Share Classes. Within each of these categories, the applicable costs are allocated to the affected John Hancock affiliated funds and/or classes, based on the relative average daily net assets.

Class level expenses. Class level expenses for the year ended August 31, 2018 were:

Class	Distribution and service fees	Transfer agent fees
Class A	$1,533,958	$550,604
Class C	3,421,112	368,341
Class I	—	4,349,172
Class R2	87,690	2,202
Class R6	—	153,384
Total	$5,042,760	$5,423,703

Trustee expenses. The fund compensates each Trustee who is not an employee of the Advisor or its affiliates. The costs of paying Trustee compensation and expenses are allocated to the fund based on its net assets relative to other funds within the John Hancock group of funds complex.

Interfund lending program. Pursuant to an Exemptive Order issued by the SEC, the fund, along with certain other funds advised by the Advisor or its affiliates, may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from, or lend money to, other participating affiliated funds. At period end, no

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interfund loans were outstanding. The fund's activity in this program during the period for which loans were outstanding was as follows:

Borrower or lender	Weighted average loan balance	Days outstanding	Weighted average interest rate	Interest income
Lender	$5,000,000	1	1.71%	$238

Note 6 — Fund share transactions

Transactions in fund shares for the years ended August 31, 2018 and 2017 were as follows:

		Year ended 8-31-18		Year ended 8-31-17
	Shares	Amount	Shares	Amount
Class A shares
Sold	11,813,041	$127,008,416	19,590,892	$209,194,092
Distributions reinvested	1,465,200	15,650,216	1,690,044	18,076,153
Repurchased	(21,532,832)	(229,466,189)	(77,687,832)	(830,248,382)
Net decrease	(8,254,591)	$(86,807,557)	(56,406,896)	$(602,978,137)
Class C shares
Sold	3,262,097	$35,231,818	4,367,801	$46,753,730
Distributions reinvested	710,652	7,591,339	547,737	5,872,755
Repurchased	(10,799,894)	(115,196,192)	(12,317,980)	(131,808,160)
Net decrease	(6,827,145)	$(72,373,035)	(7,402,442)	$(79,181,675)
Class I shares
Sold	149,307,400	$1,603,171,401	286,750,419	$3,072,968,868
Distributions reinvested	11,580,865	123,640,766	6,731,608	72,347,786
Repurchased	(183,092,954)	(1,953,919,156)	(172,247,192)	(1,848,389,434)
Net increase (decrease)	(22,204,689)	$(227,106,989)	121,234,835	$1,296,927,220
Class R2 shares
Sold	531,767	$5,714,358	615,525	$6,608,103
Distributions reinvested	48,420	517,597	36,378	390,375
Repurchased	(734,644)	(7,916,906)	(716,136)	(7,691,067)
Net decrease	(154,457)	$(1,684,951)	(64,233)	$(692,589)
Class R6 shares
Sold	103,531,151	$1,106,534,946	93,100,159	$1,002,865,967
Distributions reinvested	2,682,494	28,316,459	160,403	1,733,398
Repurchased	(56,297,369)	(604,341,201)	(4,913,437)	(53,277,971)
Net increase	49,916,276	$530,510,204	88,347,125	$951,321,394
Class NAV shares
Sold	6,391,737	$68,436,556	15,456,321	$164,105,971
Distributions reinvested	5,955,378	63,561,208	4,707,910	50,474,170
Repurchased	(15,379,906)	(164,770,416)	(20,270,029)	(217,483,394)
Net decrease	(3,032,791)	$(32,772,652)	(105,798)	$(2,903,253)
Total net increase	9,442,603	$109,765,020	145,602,591	$1,562,492,960

Affiliates of the fund owned 89.9% of shares of Class NAV and 1% of shares of Class R6 on August 31, 2018. Such concentration of shareholders' capital could have a material effect on the fund if such shareholders redeem from the fund.

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Note 7 — Purchase and sale of securities

Purchases and sales of securities, other than short-term securities, amounted to $5,000,736,309 and $4,641,979,826, respectively, for the year ended August 31, 2018.

Note 8 — Investment by affiliated funds

Certain investors in the fund are affiliated funds that are managed by the Advisor and its affiliates. The affiliated funds do not invest in the fund for the purpose of exercising management or control; however, this investment may represent a significant portion of the fund's net assets. At August 31, 2018, funds within the John Hancock group of funds complex held 21.0% of the fund's net assets. John Hancock Funds II Multimanager Lifestyle Balanced Portfolio owned 8.1% of the fund's net assets.

Note 9 — Investment in affiliated underlying funds

The fund may invest in affiliated underlying funds that are managed by the Advisor and its affiliates. Information regarding the fund's purchases and sales of the affiliated underlying funds as well as income and capital gains earned, if any, during the period is as follows:

					Dividends and distributions
Fund	Beginning share amount	Shares purchased	Shares sold	Ending share amount	Income distributions received	Capital gain distributions received	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Ending value
John Hancock Collateral Trust*	—	11,239,899	(3,305,052)	7,934,847	—	—	$780	$5,905	$79,396,874
*Refer to the Securities lending note within Note 2 for details regarding this investment.

Note 10 — New accounting pronouncement

In March 2017, the Financial Accounting Standards Board issued Accounting Standards Update (ASU) 2017-08, Premium Amortization on Purchased Callable Debt Securities, which shortens the premium amortization period for purchased non-contingently callable debt securities. The standard is effective for annual periods beginning after December 15, 2018 and interim periods within those fiscal years. At this time, management is evaluating the impact of ASU 2017-08 to the fund.

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REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Trustees of John Hancock Funds II and Shareholders of John Hancock Strategic Income Opportunities Fund

Opinion on the Financial Statements

We have audited the accompanying statement of assets and liabilities, including the fund's investments, of John Hancock Strategic Income Opportunities Fund (one of the funds constituting John Hancock Funds II, referred to hereafter as the "Fund") as of August 31, 2018, the related statement of operations for the year ended August 31, 2018, the statements of changes in net assets for each of the two years in the period ended August 31, 2018, including the related notes, and the financial highlights for each of the five years in the period ended August 31, 2018 (collectively referred to as the "financial statements"). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of August 31, 2018, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended August 31, 2018 and the financial highlights for each of the five years in the period ended August 31, 2018 in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements are the responsibility of the Fund's management. Our responsibility is to express an opinion on the Fund's financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) ("PCAOB") and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of August 31, 2018 by correspondence with the custodian, transfer agent, agent banks and brokers; when replies were not received from agent banks and brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

/s/ PricewaterhouseCoopers LLP

Boston, Massachusetts

October 24, 2018

We have served as the auditor of one or more investment companies in the John Hancock group of funds since 1988.

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TAX INFORMATION

Unaudited

For federal income tax purposes, the following information is furnished with respect to the distributions of the fund, if any, paid during its taxable year ended August 31, 2018.

The fund reports the maximum amount allowable of its net taxable income as eligible for the corporate dividends-received deduction.

The fund reports the maximum amount allowable of its net taxable income as qualified dividend income as provided in the Jobs and Growth Tax Relief Reconciliation Act of 2003.

Eligible shareholders will be mailed a 2018 Form 1099-DIV in early 2019. This will reflect the tax character of all distributions paid in calendar year 2018.

Please consult a tax advisor regarding the tax consequences of your investment in the fund.

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CONTINUATION OF INVESTMENT ADVISORY AND SUBADVISORY AGREEMENTS

EVALUATION OF ADVISORY AND SUBADVISORY AGREEMENTS BY THE BOARD OF TRUSTEES

This section describes the evaluation by the Board of Trustees (the Board) of John Hancock Funds II (the Trust) of the Advisory Agreement (the Advisory Agreement) with John Hancock Advisers, LLC (the Advisor) and the Subadvisory Agreement (the Subadvisory Agreement) with John Hancock Asset Management a division of Manulife Asset Management (US) LLC (the Subadvisor) for John Hancock Strategic Income Opportunities Fund (the fund). The Advisory Agreement and Subadvisory Agreement are collectively referred to as the Agreements. Prior to the June 18-21, 2018 in-person meeting at which the Agreements were approved, the Board also discussed and considered information regarding the proposed continuation of the Agreements at an in-person meeting held on May 29-31, 2018.

Approval of Advisory and Subadvisory Agreements

At in-person meetings held on June 18-21, 2018, the Board, including the Trustees who are not parties to any Agreement or considered to be interested persons of the Trust under the Investment Company Act of 1940, as amended (the 1940 Act) (the Independent Trustees), reapproved for an annual period the continuation of the Advisory Agreement between the Trust and the Advisor and the Subadvisory Agreement between the Advisor and the Subadvisor with respect to the fund.

In considering the Advisory Agreement and the Subadvisory Agreement, the Board received in advance of the meetings a variety of materials relating to the fund, the Advisor and the Subadvisor, including comparative performance, fee and expense information for a peer group of similar funds prepared by an independent third-party provider of mutual fund data, performance information for an applicable benchmark index; and, with respect to the Subadvisor, comparative performance information for comparably managed accounts, as applicable, and other information provided by the Advisor and the Subadvisor regarding the nature, extent and quality of services provided by the Advisor and the Subadvisor under their respective Agreements, as well as information regarding the Advisor's revenues and costs of providing services to the fund and any compensation paid to affiliates of the Advisor. At the meetings at which the renewal of the Advisory Agreement and Subadvisory Agreement are considered, particular focus is given to information concerning fund performance, comparability of fees and total expenses, and profitability. However, the Board notes that the evaluation process with respect to the Advisor and the Subadvisor is an ongoing one. In this regard, the Board also took into account discussions with management and information provided to the Board (including its various committees) at prior meetings with respect to the services provided by the Advisor and the Subadvisor to the fund, including quarterly performance reports prepared by management containing reviews of investment results and prior presentations from the Subadvisor with respect to the fund. The information received and considered by the Board in connection with the May and June meetings and throughout the year was both written and oral. The Board noted the affiliation of the Subadvisor with the Advisor, noting any potential conflicts of interest. The Board also considered the nature, quality, and extent of non-advisory services, if any, to be provided to the fund by the Advisor's affiliates, including distribution services. The Board considered the Advisory Agreement and the Subadvisory Agreement separately in the course of its review. In doing so, the Board noted the respective roles of the Advisor and Subadvisor in providing services to the fund.

Throughout the process, the Board asked questions of and requested additional information from management. The Board is assisted by counsel for the Trust and the Independent Trustees are also separately assisted by independent legal counsel throughout the process. The Independent Trustees also received a memorandum from their independent legal counsel discussing the legal standards for their consideration of the proposed continuation of the Agreements and discussed the proposed continuation of the Agreements in private sessions with their independent legal counsel at which no representatives of management were present.

Approval of Advisory Agreement

In approving the Advisory Agreement with respect to the fund, the Board, including the Independent Trustees, considered a variety of factors, including those discussed below. The Board also considered other factors (including conditions and trends prevailing generally in the economy, the securities markets, and the industry) and did not treat any single factor as

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determinative, and each Trustee may have attributed different weights to different factors. The Board's conclusions may be based in part on its consideration of the advisory and subadvisory arrangements in prior years and on the Board's ongoing regular review of fund performance and operations throughout the year.

Nature, extent, and quality of services. Among the information received by the Board from the Advisor relating to the nature, extent, and quality of services provided to the fund, the Board reviewed information provided by the Advisor relating to its operations and personnel, descriptions of its organizational and management structure, and information regarding the Advisor's compliance and regulatory history, including its Form ADV. The Board also noted that on a regular basis it receives and reviews information from the Trust's Chief Compliance Officer (CCO) regarding the fund's compliance policies and procedures established pursuant to Rule 38a-1 under the 1940 Act. The Board observed that the scope of services provided by the Advisor, and of the undertakings required of the Advisor in connection with those services, including maintaining and monitoring its own and the fund's compliance programs, risk management programs, liquidity management programs and cybersecurity programs, had expanded over time as a result of regulatory, market and other developments. The Board considered that the Advisor is responsible for the management of the day-to-day operations of the fund, including, but not limited to, general supervision of and coordination of the services provided by the Subadvisor, and is also responsible for monitoring and reviewing the activities of the Subadvisor and third-party service providers. The Board also considered the significant risks assumed by the Advisor in connection with the services provided to the fund including entrepreneurial risk in sponsoring new funds and ongoing risks including investment, operational, enterprise, litigation, regulatory and compliance risks with respect to all funds.

In considering the nature, extent, and quality of the services provided by the Advisor, the Trustees also took into account their knowledge of the Advisor's management and the quality of the performance of the Advisor's duties, through Board meetings, discussions and reports during the preceding year and through each Trustee's experience as a Trustee of the Trust and of the other trusts in the John Hancock group of funds complex (the John Hancock Fund Complex).

In the course of their deliberations regarding the Advisory Agreement, the Board considered, among other things:

(a)	the skills and competency with which the Advisor has in the past managed the Trust's affairs and its subadvisory relationship, the Advisor's oversight and monitoring of the Subadvisor's investment performance and compliance programs, such as the Subadvisor's compliance with fund policies and objectives, review of brokerage matters, including with respect to trade allocation and best execution and the Advisor's timeliness in responding to performance issues;
(b)	the background, qualifications and skills of the Advisor's personnel;
(c)	the Advisor's compliance policies and procedures and its responsiveness to regulatory changes and fund industry developments;
(d)	the Advisor's administrative capabilities, including its ability to supervise the other service providers for the fund, as well as the Advisor's oversight of any securities lending activity, its monitoring of class action litigation and collection of class action settlements on behalf of the fund, and bringing loss recovery actions on behalf of the fund;
(e)	the financial condition of the Advisor and whether it has the financial wherewithal to provide a high level and quality of services to the fund;
(f)	the Advisor's initiatives intended to improve various aspects of the Trust's operations and investor experience with the fund; and
(g)	the Advisor's reputation and experience in serving as an investment advisor to the Trust and the benefit to shareholders of investing in funds that are part of a family of funds offering a variety of investments.

The Board concluded that the Advisor may reasonably be expected to continue to provide a high quality of services under the Advisory Agreement with respect to the fund.

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Investment performance. In considering the fund's performance, the Board noted that it reviews at its regularly scheduled meetings information about the fund's performance results. In connection with the consideration of the Advisory Agreement, the Board:

(a)	reviewed information prepared by management regarding the fund's performance;
(b)	considered the comparative performance of an applicable benchmark index;
(c)	considered the performance of comparable funds, if any, as included in the report prepared by an independent third-party provider of fund data; and
(d)	took into account the Advisor's analysis of the fund's performance and its plans and recommendations regarding the Trust's subadvisory arrangements generally.

The Board noted that while it found the data provided by the independent third-party generally useful it recognized its limitations, including in particular that the data may vary depending on the end date selected and that the results of the performance comparisons may vary depending on the selection of the peer group. The Board noted that the fund outperformed the benchmark index for the one-, three- and five-year periods ended December 31, 2017. The Board also noted that the fund underperformed the peer group average for the one- and three-year periods and outperformed the peer group average for the five-year period ended December 31, 2017. The Board took into account management's discussion of the factors that contributed to the fund's performance, including the favorable performance relative to the benchmark index for the one-, three- and five-year periods and to the peer group average for the five-year period. The Board concluded that the fund's performance has generally been in line with or outperformed the historical performance of comparable funds and the fund's benchmark index.

Fees and expenses. The Board reviewed comparative information prepared by an independent third-party provider of mutual fund data, including, among other data, the fund's contractual and net management fees (and subadvisory fees, to the extent available) and total expenses as compared to similarly situated investment companies deemed to be comparable to the fund in light of the nature, extent and quality of the management and advisory and subadvisory services provided by the Advisor and the Subadvisor. The Board considered the fund's ranking with a smaller group of peer funds chosen by the independent third-party provider, as well as the fund's ranking within a broader group of funds. In comparing the fund's contractual and net management fees to those of comparable funds, the Board noted that such fees include both advisory and administrative costs. The Board noted that net management fees and total expenses for the fund are higher than the peer group median.

The Board took into account management's discussion of the fund's expenses. The Board also took into account management's discussion with respect to the overall management fee and the fees of the Subadvisor, including the amount of the advisory fee retained by the Advisor after payment of the subadvisory fee, in each case in light of the services rendered for those amounts and the risks undertaken by the Advisor. The Board also noted that the Advisor pays the subadvisory fee. In addition, the Board took into account that management had agreed to implement an overall fee waiver across the complex, including the fund, which is discussed further below. The Board also noted that, in addition, the Advisor is currently waiving fees and/or reimbursing expenses with respect to the fund and that the fund has breakpoints in its contractual management fee schedule that reduces management fees as assets increase. The Board reviewed information provided by the Advisor concerning the investment advisory fee charged by the Advisor or one of its advisory affiliates to other clients (including other funds in the John Hancock Fund Complex) having similar investment mandates, if any. The Board considered any differences between the Advisor's and Subadvisor's services to the fund and the services they provide to other comparable clients or funds. The Board concluded that the advisory fee paid with respect to the fund is reasonable in light of the nature, extent and quality of the services provided to the fund under the Advisory Agreement.

Profitability/Fall out benefits. In considering the costs of the services to be provided and the profits to be realized by the Advisor and its affiliates (including the Subadvisor) from the Advisor's relationship with the Trust, the Board:

(a)	reviewed financial information of the Advisor;

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(b)	reviewed and considered information presented by the Advisor regarding the net profitability to the Advisor and its affiliates with respect to the fund;
(c)	received and reviewed profitability information with respect to the John Hancock Fund Complex as a whole and with respect to the fund;
(d)	received information with respect to the Advisor's allocation methodologies used in preparing the profitability data and considered that the Advisor hired an independent third-party consultant to provide an analysis of the Advisor's allocation methodologies;
(e)	considered that the John Hancock insurance companies that are affiliates of the Advisor, as shareholders of the Trust directly or through their separate accounts, receive certain tax credits or deductions relating to foreign taxes paid and dividends received by certain funds of the Trust and noted that these tax benefits, which are not available to participants in qualified retirement plans under applicable income tax law, are reflected in the profitability information reviewed by the Board;
(f)	considered that the Advisor also provides administrative services to the fund on a cost basis pursuant to an administrative services agreement;
(g)	noted that affiliates of the Advisor provide transfer agency services and distribution services to the fund, and that the fund's distributor also receives Rule 12b-1 payments to support distribution of the fund;
(h)	noted that the fund's Subadvisor is an affiliate of the Advisor;
(i)	noted that the Advisor also derives reputational and other indirect benefits from providing advisory services to the fund;
(j)	noted that the subadvisory fee for the fund is paid by the Advisor;
(k)	considered the Advisor's ongoing costs and expenditures necessary to improve services, meet new regulatory and compliance requirements, and adapt to other challenges impacting the fund industry; and
(l)	considered that the Advisor should be entitled to earn a reasonable level of profits in exchange for the level of services it provides to the fund and the risks that it assumes as Advisor, including entrepreneurial, operational, reputational, litigation and regulatory risk.

Based upon its review, the Board concluded that the level of profitability, if any, of the Advisor and its affiliates (including the Subadvisor) from their relationship with the fund was reasonable and not excessive.

Economies of scale. In considering the extent to which economies of scale would be realized as the fund grows and whether fee levels reflect these economies of scale for the benefit of fund shareholders, the Board:

(a)	considered that the Advisor has contractually agreed to waive a portion of its management fee for certain funds of the John Hancock Fund Complex, including the fund (the participating portfolios) or otherwise reimburse the expenses of the participating portfolios (the reimbursement). This waiver is based upon aggregate net assets of all the participating portfolios. The amount of the reimbursement is calculated daily and allocated among all the participating portfolios in proportion to the daily net assets of each fund;
(b)	reviewed the fund's advisory fee structure and concluded that: (i) the fund's fee structure contains breakpoints at the subadvisory fee level and that such breakpoints are reflected as breakpoints in the advisory fees for the fund; and (ii) although economies of scale cannot be measured with precision, these arrangements permit shareholders of the fund to benefit from economies of scale if the fund grows. The Board also took into account management's discussion of the fund's advisory fee structure; and
(c)	the Board also considered the effect of the fund's growth in size on its performance and fees. The Board also noted that if the fund's assets increase over time, the fund may realize other economies of scale.

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Approval of Subadvisory Agreement

In making its determination with respect to approval of the Subadvisory Agreement, the Board reviewed:

(1)	information relating to the Subadvisor's business, including current subadvisory services to the Trust (and other funds in the John Hancock Fund Complex);
(2)	the historical and current performance of the fund and comparative performance information relating to an applicable benchmark index and comparable funds; and
(3)	the subadvisory fee for the fund, including any breakpoints, and to the extent available, comparable fee information prepared by an independent third party provider of fund data.

Nature, extent, and quality of services. With respect to the services provided by the Subadvisor, the Board received information provided to the Board by the Subadvisor, including the Subadvisor's Form ADV, as well as took into account information presented throughout the past year. The Board considered the Subadvisor's current level of staffing and its overall resources, as well as received information relating to the Subadvisor's compensation program. The Board reviewed the Subadvisor's history and investment experience, as well as information regarding the qualifications, background, and responsibilities of the Subadvisor's investment and compliance personnel who provide services to the fund. The Board also considered, among other things, the Subadvisor's compliance program and any disciplinary history. The Board also considered the Subadvisor's risk assessment and monitoring process. The Board reviewed the Subadvisor's regulatory history, including whether it was involved in any regulatory actions or investigations as well as material litigation, and any settlements and amelioratory actions undertaken, as appropriate. The Board noted that the Advisor conducts regular, periodic reviews of the Subadvisor and its operations, including regarding investment processes and organizational and staffing matters. The Board also noted that the Trust's CCO and his staff conduct regular, periodic compliance reviews with the Subadvisor and present reports to the Independent Trustees regarding the same, which includes evaluating the regulatory compliance systems of the Subadvisor and procedures reasonably designed to assure compliance with the federal securities laws. The Board also took into account the financial condition of the Subadvisor.

The Board considered the Subadvisor's investment process and philosophy. The Board took into account that the Subadvisor's responsibilities include the development and maintenance of an investment program for the fund that is consistent with the fund's investment objective, the selection of investment securities and the placement of orders for the purchase and sale of such securities, as well as the implementation of compliance controls related to performance of these services. The Board also received information with respect to the Subadvisor's brokerage policies and practices, including with respect to best execution and soft dollars.

Subadvisor compensation. In considering the cost of services to be provided by the Subadvisor and the profitability to the Subadvisor of its relationship with the fund, the Board noted that the fees under the Subadvisory Agreement are paid by the Advisor and not the fund. The Board also received information and took into account any other potential conflicts of interest the Advisor might have in connection with the Subadvisory Agreement.

In addition, the Board considered other potential indirect benefits that the Subadvisor and its affiliates may receive from the Subadvisor's relationship with the fund, such as the opportunity to provide advisory services to additional funds in the John Hancock Fund Complex and reputational benefits.

Subadvisory fees. The Board considered that the fund pays an advisory fee to the Advisor and that, in turn, the Advisor pays a subadvisory fee to the Subadvisor. As noted above, the Board also considered the fund's subadvisory fees as compared to similarly situated investment companies deemed to be comparable to the fund as included in the report prepared by the independent third party provider of fund data, to the extent available. The Board noted that the limited size of the Lipper peer group was not sufficient for comparative purposes. The Board also took into account the subadvisory fees paid by the Advisor to the Subadvisor with respect to the fund and compared them to fees charged by the Subadvisor to manage other subadvised portfolios and portfolios not subject to regulation under the 1940 Act, as applicable.

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Subadvisor performance. As noted above, the Board considered the fund's performance as compared to the fund's peer group and the benchmark index and noted that the Board reviews information about the fund's performance results at its regularly scheduled meetings. The Board noted the Advisor's expertise and resources in monitoring the performance, investment style and risk-adjusted performance of the Subadvisor. The Board was mindful of the Advisor's focus on the Subadvisor's performance. The Board also noted the Subadvisor's long-term performance record for similar accounts, as applicable.

The Board's decision to approve the Subadvisory Agreement was based on a number of determinations, including the following:

(1)	the Subadvisor has extensive experience and demonstrated skills as a manager;
(2)	the performance of the fund has generally been in line with or outperformed the historical performance of comparable funds and the fund's benchmark index;
(3)	the subadvisory fee is reasonable in relation to the level and quality of services being provided under the Subadvisory Agreement; and
(4)

noted that the subadvisory fees are paid by the Advisor not the fund and that the subadvisory fee breakpoints are reflected as breakpoints in the advisory fees for the fund in order to permit shareholders to benefit from economies of scale if the fund grows.

* * *

Based on the Board's evaluation of all factors that the Board deemed to be material, including those factors described above, the Board, including the Independent Trustees, concluded that renewal of the Advisory Agreement and the Subadvisory Agreement would be in the best interest of the fund and its shareholders. Accordingly, the Board, and the Independent Trustees voting separately, approved the Advisory Agreement and Subadvisory Agreement for an additional one-year period.

ANNUAL REPORT   |   JOHN HANCOCK STRATEGIC INCOME OPPORTUNITIES FUND       72

Trustees and Officers

This chart provides information about the Trustees and Officers who oversee your John Hancock fund. Officers elected by the Trustees manage the day-to-day operations of the fund and execute policies formulated by the Trustees.

Independent Trustees

Name, year of birth Position(s) held with Trust Principal occupation(s) and other directorships during past 5 years	Trustee of the Trust since[1]	Number of John Hancock funds overseen by Trustee
Hassell H. McClellan, Born: 1945	2005	216
Trustee and Chairperson of the Board
Director/Trustee, Virtus Funds (since 2008); Director, The Barnes Group (since 2010); Associate Professor, The Wallace E. Carroll School of Management, Boston College (retired 2013). Trustee (since 2014) and Chairperson of the Board (since 2017), John Hancock Collateral Trust; Trustee (since 2015) and Chairperson of the Board (since 2017), John Hancock Exchange-Traded Fund Trust; Trustee (since 2012) and Chairperson of the Board (since 2017), John Hancock retail funds[3]; Trustee (2005-2006 and since 2012) and Chairperson of the Board (since 2017), John Hancock Funds III; Trustee (since 2005) and Chairperson of the Board (since 2017), John Hancock Variable Insurance Trust and John Hancock Funds II.

Charles L. Bardelis,[2] Born: 1941	2005	216
Trustee
Director, Island Commuter Corp. (marine transport). Trustee, John Hancock Collateral Trust (since 2014), Trustee, John Hancock Exchange-Traded Fund Trust (since 2015); Trustee, John Hancock retail funds[3] (since 2012); Trustee, John Hancock Funds III (2005-2006 and since 2012); Trustee, John Hancock Variable Insurance Trust (since 1988); Trustee, John Hancock Funds II (since 2005).

James R. Boyle, Born: 1959	2015	216
Trustee
Chief Executive Officer, Foresters Financial (since 2018); Chairman and Chief Executive Officer, Zillion Group, Inc. (formerly HealthFleet, Inc.) (healthcare) (2014-2018); Executive Vice President and Chief Executive Officer, U.S. Life Insurance Division of Genworth Financial, Inc. (insurance) (January 2014-July 2014); Senior Executive Vice President, Manulife Financial Corporation, President and Chief Executive Officer, John Hancock (1999-2012); Chairman and Director, John Hancock Advisers, LLC, John Hancock Funds, LLC, and John Hancock Investment Management Services, LLC (2005-2010). Trustee, John Hancock Collateral Trust and John Hancock Exchange-Traded Fund Trust (since 2015); Trustee, John Hancock retail funds[3] (2005-2010; 2012-2014 and since 2015); Trustee, John Hancock Variable Insurance Trust and John Hancock Funds II (2005-2014 and since 2015).

Peter S. Burgess,[2] Born: 1942	2005	216
Trustee
Consultant (financial, accounting, and auditing matters) (since 1999); Certified Public Accountant; Partner, Arthur Andersen (independent public accounting firm) (prior to 1999); Director, Lincoln Educational Services Corporation (since 2004); Director, Symetra Financial Corporation (2010-2016); Director, PMA Capital Corporation (2004-2010). Trustee, John Hancock Collateral Trust (since 2014); Trustee, John Hancock Exchange-Traded Fund Trust (since 2015); Trustee, John Hancock retail funds[3] (since 2012); Trustee, John Hancock Funds III (2005-2006 and since 2012); Trustee, John Hancock Variable Insurance Trust and John Hancock Funds II (since 2005).

William H. Cunningham, Born: 1944	2012	216
Trustee
Professor, University of Texas, Austin, Texas (since 1971); former Chancellor, University of Texas System and former President of the University of Texas, Austin, Texas; Chairman (since 2009) and Director (since 2006), Lincoln National Corporation (insurance); Director, Southwest Airlines (since 2000); former Director, LIN Television (2009-2014). Trustee, John Hancock retail funds[3] (since 1986); Trustee, John Hancock Variable Insurance Trust (since 2012); Trustee, John Hancock Funds II (2005-2006 and since 2012); Trustee, John Hancock Collateral Trust (since 2014); Trustee, John Hancock Exchange-Traded Fund Trust (since 2015).

ANNUAL REPORT   |   JOHN HANCOCK STRATEGIC INCOME OPPORTUNITIES FUND       73

Independent Trustees (continued)

Name, year of birth Position(s) held with Trust Principal occupation(s) and other directorships during past 5 years	Trustee of the Trust since[1]	Number of John Hancock funds overseen by Trustee
Grace K. Fey, Born: 1946	2008	216
Trustee
Chief Executive Officer, Grace Fey Advisors (since 2007); Director and Executive Vice President, Frontier Capital Management Company (1988-2007); Director, Fiduciary Trust (since 2009). Trustee, John Hancock Collateral Trust (since 2014); Trustee, John Hancock Exchange-Traded Fund Trust (since 2015); Trustee, John Hancock retail funds[3] (since 2012); Trustee, John Hancock Variable Insurance Trust and John Hancock Funds II (since 2008).

Theron S. Hoffman,[2] Born: 1947	2008	216
Trustee
Chief Executive Officer, T. Hoffman Associates, LLC (consulting firm) (since 2003); Director, The Todd Organization (consulting firm) (2003-2010); President, Westport Resources Management (investment management consulting firm) (2006-2008); Board Member, Senior Managing Director, Partner, and Operating Head, Putnam Investments (2000-2003); Executive Vice President, The Thomson Corp. (financial and legal information publishing) (1997-2000). Trustee, John Hancock Collateral Trust (since 2014); Trustee, John Hancock Exchange-Traded Fund Trust (since 2015); Trustee, John Hancock retail funds[3] (since 2012); Trustee, John Hancock Variable Insurance Trust and John Hancock Funds II (since 2008).

Deborah C. Jackson, Born: 1952	2012	216
Trustee
President, Cambridge College, Cambridge, Massachusetts (since 2011); Board of Directors, National Association of Corporate Directors/New England (since 2015); Board of Directors, Association of Independent Colleges and Universities of Massachusetts (since 2014); Chief Executive Officer, American Red Cross of Massachusetts Bay (2002-2011); Board of Directors of Eastern Bank Corporation (since 2001); Board of Directors of Eastern Bank Charitable Foundation (since 2001); Board of Directors of American Student Assistance Corporation (1996-2009); Board of Directors of Boston Stock Exchange (2002-2008); Board of Directors of Harvard Pilgrim Healthcare (health benefits company) (2007-2011). Trustee, John Hancock retail funds[3] (since 2008); Trustee, John Hancock Variable Insurance Trust and John Hancock Funds II (since 2012); Trustee, John Hancock Collateral Trust (since 2014); and Trustee, John Hancock Exchange-Traded Fund Trust (since 2015).

James M. Oates, Born: 1946	2005	216

Trustee
Managing Director, Wydown Group (financial consulting firm) (since 1994); Chairman and Director, Emerson Investment Management, Inc. (2000-2015); Independent Chairman, Hudson Castle Group, Inc. (formerly IBEX Capital Markets, Inc.) (financial services company) (1997-2011); Director, Stifel Financial (since 1996); Director, Investor Financial Services Corporation (1995-2007); Director, Connecticut River Bancorp (1998-2014); Director/Trustee, Virtus Funds (since 1988). Trustee (since 2014) and Chairperson of the Board (2014-2016), John Hancock Collateral Trust; Trustee (since 2015) and Chairperson of the Board (2015-2016), John Hancock Exchange-Traded Fund Trust; Trustee (since 2012) and Chairperson of the Board (2012-2016), John Hancock retail funds[3]; Trustee (2005-2006 and since 2012) and Chairperson of the Board (2012-2016), John Hancock Funds III; Trustee (since 2004) and Chairperson of the Board (2005-2016), John Hancock Variable Insurance Trust; Trustee (since 2005) and Chairperson of the Board, John Hancock Funds II (2005-2016).

Steven R. Pruchansky, Born: 1944	2012	216
Trustee and Vice Chairperson of the Board
Managing Director, Pru Realty (since 2017); Chairman and Chief Executive Officer, Greenscapes of Southwest Florida, Inc. (since 2000); Director and President, Greenscapes of Southwest Florida, Inc. (until 2000); Member, Board of Advisors, First American Bank (until 2010); Managing Director, Jon James, LLC (real estate) (since 2000); Partner, Right Funding, LLC (2014-2017); Director, First Signature Bank & Trust Company (until 1991); Director, Mast Realty Trust (until 1994); President, Maxwell Building Corp. (until 1991). Trustee (since 1992) and Chairperson of the Board (2011-2012), John Hancock retail funds[3]; Trustee and Vice Chairperson of the Board, John Hancock retail funds[3] John Hancock Variable Insurance Trust, and John Hancock Funds II (since 2012); Trustee and Vice Chairperson of the Board, John Hancock Collateral Trust (since 2014); Trustee and Vice Chairperson of the Board, John Hancock Exchange-Traded Fund Trust (since 2015).

ANNUAL REPORT   |   JOHN HANCOCK STRATEGIC INCOME OPPORTUNITIES FUND       74

Independent Trustees (continued)

Name, year of birth Position(s) held with Trust Principal occupation(s) and other directorships during past 5 years	Trustee of the Trust since[1]	Number of John Hancock funds overseen by Trustee
Gregory A. Russo, Born: 1949	2012	216
Trustee
Director and Audit Committee Chairman (since 2012), and Member, Audit Committee and Finance Committee (since 2011), NCH Healthcare System, Inc. (holding company for multi-entity healthcare system); Director and Member (since 2012) and Finance Committee Chairman (since 2014), The Moorings, Inc. (nonprofit continuing care community); Vice Chairman, Risk & Regulatory Matters, KPMG LLP (KPMG) (2002-2006); Vice Chairman, Industrial Markets, KPMG (1998-2002); Chairman and Treasurer, Westchester County, New York, Chamber of Commerce (1986-1992); Director, Treasurer, and Chairman of Audit and Finance Committees, Putnam Hospital Center (1989-1995); Director and Chairman of Fundraising Campaign, United Way of Westchester and Putnam Counties, New York (1990-1995). Trustee, John Hancock retail funds[3] (since 2008); Trustee, John Hancock Variable Insurance Trust and John Hancock Funds II (since 2012); Trustee, John Hancock Collateral Trust (since 2014); Trustee, John Hancock Exchange-Traded Fund Trust (since 2015).

Non-Independent Trustees4

Name, year of birth Position(s) held with Trust Principal occupation(s) and other directorships during past 5 years	Trustee of the Trust since[1]	Number of John Hancock funds overseen by Trustee
Andrew G. Arnott, Born: 1971	2017	216
President and Non-Independent Trustee
Executive Vice President, John Hancock Financial Services (since 2009, including prior positions); Director and Executive Vice President, John Hancock Advisers, LLC (since 2005, including prior positions); Director and Executive Vice President, John Hancock Investment Management Services, LLC (since 2006, including prior positions); President, John Hancock Funds, LLC (since 2004, including prior positions); President, John Hancock retail funds,[3] John Hancock Variable Insurance Trust, and John Hancock Funds II (since 2007, including prior positions); President, John Hancock Collateral Trust and John Hancock Exchange-Traded Fund Trust (since 2014). Trustee, John Hancock Collateral Trust, John Hancock Exchange-Traded Fund Trust, John Hancock retail funds,[3] John Hancock Variable Insurance Trust, and John Hancock Funds II (since 2017).

Marianne Harrison, Born: 1963	2018	216
Non-Independent Trustee
President and CEO, John Hancock (since 2017); President and CEO, Manulife Canadian Division (2013-2017); Member, Board of Directors, American Council of Life Insurers (ACLI) (since 2018); Member, Board of Directors, Communitech, an industry-led innovation center that fosters technology companies in Canada (since 2017); Member, Board of Directors, Manulife Assurance Canada (since 2015); Board Member, St. Mary's General Hospital Foundation (since 2014); Member, Board of Directors, Manulife Bank of Canada (since 2013); Member, Standing Committee of the Canadian Life & Health Assurance Association (since 2013); Member, Board of Directors, John Hancock USA, John Hancock Life & Health, John Hancock New York (2012-2013). Trustee, John Hancock Collateral Trust, John Hancock Exchange-Traded Fund Trust, John Hancock retail funds[3], John Hancock Variable Insurance Trust, and John Hancock Funds II (since 2018).

Warren A. Thomson, Born: 1955	2012	216
Non-Independent Trustee
Senior Executive Vice President and Chief Investment Officer, Manulife Financial Corporation and The Manufacturers Life Insurance Company (since 2009); Chairman, Manulife Asset Management (since 2001, including prior positions); Director and Chairman, Manulife Asset Management Limited (since 2006); Director and Chairman, Hancock Natural Resources Group, Inc. (since 2013). Trustee, John Hancock retail funds,[3] John Hancock Variable Insurance Trust, and John Hancock Funds II (since 2012); Trustee, John Hancock Collateral Trust (since 2014); Trustee, John Hancock Exchange-Traded Fund Trust (since 2015).

ANNUAL REPORT   |   JOHN HANCOCK STRATEGIC INCOME OPPORTUNITIES FUND       75

Principal officers who are not Trustees

Name, year of birth Position(s) held with Trust Principal occupation(s) during past 5 years	Officer of the Trust since
John J. Danello, Born: 1955	2014
Senior Vice President, Secretary, and Chief Legal Officer
Vice President and Chief Counsel, John Hancock Wealth Management (since 2005); Senior Vice President (since 2007) and Chief Legal Counsel (2007-2010), John Hancock Funds, LLC and The Berkeley Financial Group, LLC; Senior Vice President (since 2006, including prior positions) and Chief Legal Officer and Secretary (since 2014), John Hancock retail funds,[3] John Hancock Funds II and John Hancock Variable Insurance Trust; Senior Vice President, Secretary and Chief Legal Officer, John Hancock Collateral Trust and John Hancock Exchange-Traded Fund Trust (since 2014); Vice President, John Hancock Life & Health Insurance Company (since 2009); Vice President, John Hancock Life Insurance Company (USA) and John Hancock Life Insurance Company of New York (since 2010); and Senior Vice President, Secretary and Chief Legal Counsel (2007-2014, including prior positions) of John Hancock Advisers, LLC and John Hancock Investment Management Services, LLC.

Francis V. Knox, Jr., Born: 1947	2005
Chief Compliance Officer
Vice President, John Hancock Financial Services (since 2005); Chief Compliance Officer, John Hancock retail funds,[3] John Hancock Variable Insurance Trust, John Hancock Funds II, John Hancock Advisers, LLC, and John Hancock Investment Management Services, LLC (since 2005); Chief Compliance Officer, John Hancock Collateral Trust and John Hancock Exchange-Traded Fund Trust (since 2014).

Charles A. Rizzo, Born: 1957	2007
Chief Financial Officer
Vice President, John Hancock Financial Services (since 2008); Senior Vice President, John Hancock Advisers, LLC and John Hancock Investment Management Services, LLC (since 2008); Chief Financial Officer, John Hancock retail funds,[3] John Hancock Variable Insurance Trust and John Hancock Funds II (since 2007); Chief Financial Officer, John Hancock Collateral Trust and John Hancock Exchange-Traded Fund Trust (since 2014).

Salvatore Schiavone, Born: 1965	2009
Treasurer
Assistant Vice President, John Hancock Financial Services (since 2007); Vice President, John Hancock Advisers, LLC and John Hancock Investment Management Services, LLC (since 2007); Treasurer, John Hancock retail funds[3] (since 2007, including prior positions); Treasurer, John Hancock Variable Insurance Trust and John Hancock Funds II (2007-2009 and since 2010, including prior positions); Treasurer, John Hancock Collateral Trust and John Hancock Exchange-Traded Fund Trust (since 2014).

The business address for all Trustees and Officers is 601 Congress Street, Boston, Massachusetts 02210-2805.

The Statement of Additional Information of the fund includes additional information about members of the Board of Trustees of the Trust and is available without charge, upon request, by calling 800-225-5291.

1	Each Trustee holds office until his or her successor is elected and qualified, or until the Trustee's death, retirement, resignation, or removal. Mr. Boyle has served as Trustee at various times prior to the date listed in the table.
2	Member of the Audit Committee.
3	"John Hancock retail funds" comprises John Hancock Funds III and 40 other John Hancock funds consisting of 30 series of other John Hancock trusts and 10 closed-end funds.
4	The Trustee is a Non-Independent Trustee due to current or former positions with the Advisor and certain affiliates.
ANNUAL REPORT   |   JOHN HANCOCK STRATEGIC INCOME OPPORTUNITIES FUND       76

More information

Trustees

Hassell H. McClellan, Chairperson
Steven R. Pruchansky, Vice Chairperson
Andrew G. Arnott†
Charles L. Bardelis*
James R. Boyle
Peter S. Burgess*
William H. Cunningham
Grace K. Fey
Marianne Harrison†#
Theron S. Hoffman*
Deborah C. Jackson
James M. Oates
Gregory A. Russo
Warren A. Thomson†

Officers

Andrew G. Arnott
President

John J. Danello
Senior Vice President, Secretary,
and Chief Legal Officer

Francis V. Knox, Jr.
Chief Compliance Officer

Charles A. Rizzo
Chief Financial Officer

Salvatore Schiavone
Treasurer

Investment advisor

John Hancock Advisers, LLC

Subadvisor

John Hancock Asset Management a division of Manulife Asset Management (US) LLC

Principal distributor

John Hancock Funds, LLC

Custodian

State Street Bank and Trust Company

Transfer agent

John Hancock Signature Services, Inc.

Legal counsel

K&L Gates LLP

Independent registered public accounting firm

PricewaterhouseCoopers LLP

*Member of the Audit Committee
†Non-Independent Trustee
#Effective 6-19-18

The fund's proxy voting policies and procedures, as well as the fund proxy voting record for the most recent twelve-month period ended June 30, are available free of charge on the Securities and Exchange Commission (SEC) website at sec.gov or on our website.

The fund's complete list of portfolio holdings, for the first and third fiscal quarters, is filed with the SEC on Form N-Q. The fund's Form N-Q is available on our website and the SEC's website, sec.gov, and can be reviewed and copied (for a fee) at the SEC's Public Reference Room in Washington, DC. Call 800-SEC-0330 to receive information on the operation of the SEC's Public Reference Room.

We make this information on your fund, as well as monthly portfolio holdings, and other fund details available on our website at jhinvestments.com or by calling 800-225-5291.

You can also contact us:
800-225-5291 jhinvestments.com	Regular mail: John Hancock Signature Services, Inc. P.O. Box 55913 Boston, MA 02205-5913	Express mail: John Hancock Signature Services, Inc. Suite 55913 30 Dan Road Canton, MA 02021

ANNUAL REPORT   |   JOHN HANCOCK STRATEGIC INCOME OPPORTUNITIES FUND       77

John Hancock family of funds

DOMESTIC EQUITY FUNDS

Blue Chip Growth

Classic Value

Disciplined Value

Disciplined Value Mid Cap

Equity Income

Financial Industries

Fundamental All Cap Core

Fundamental Large Cap Core

Fundamental Large Cap Value

Natural Resources

New Opportunities

Regional Bank

Small Cap Core

Small Cap Growth

Small Cap Value

Strategic Growth

U.S. Global Leaders Growth

U.S. Growth

Value Equity

GLOBAL AND INTERNATIONAL EQUITY FUNDS

Disciplined Value International

Emerging Markets

Emerging Markets Equity

Fundamental Global Franchise

Global Equity

Global Shareholder Yield

Greater China Opportunities

International Growth

International Small Company

International Value Equity

INCOME FUNDS

Bond

California Tax-Free Income

Emerging Markets Debt

Floating Rate Income

Government Income

High Yield

High Yield Municipal Bond

Income

Investment Grade Bond

Money Market

Short Duration Credit Opportunities

Spectrum Income

Strategic Income Opportunities

Tax-Free Bond

ALTERNATIVE AND SPECIALTY FUNDS

Absolute Return Currency

Alternative Asset Allocation

Enduring Assets

Global Absolute Return Strategies

Global Conservative Absolute Return

Global Focused Strategies

Redwood

Seaport Long/Short

Technical Opportunities

A fund's investment objectives, risks, charges, and expenses should be considered carefully before investing. The prospectus contains this and other important information about the fund. To obtain a prospectus, contact your financial professional, call John Hancock Investments at 800-225-5291, or visit our website at jhinvestments.com. Please read the prospectus carefully before investing or sending money.

ASSET ALLOCATION

Balanced

Income Allocation

Multi-Index Lifetime Portfolios

Multi-Index Preservation Portfolios

Multimanager Lifestyle Portfolios

Multimanager Lifetime Portfolios

Retirement Income 2040

EXCHANGE-TRADED FUNDS

John Hancock Multifactor Consumer Discretionary ETF

John Hancock Multifactor Consumer Staples ETF

John Hancock Multifactor Developed International ETF

John Hancock Multifactor Energy ETF

John Hancock Multifactor Financials ETF

John Hancock Multifactor Healthcare ETF

John Hancock Multifactor Industrials ETF

John Hancock Multifactor Large Cap ETF

John Hancock Multifactor Materials ETF

John Hancock Multifactor Mid Cap ETF

John Hancock Multifactor Small Cap ETF

John Hancock Multifactor Technology ETF

John Hancock Multifactor Utilities ETF

ENVIRONMENTAL, SOCIAL, AND GOVERNANCE FUNDS

ESG All Cap Core

ESG Core Bond

ESG International Equity

ESG Large Cap Core

CLOSED-END FUNDS

Financial Opportunities

Hedged Equity & Income

Income Securities Trust

Investors Trust

Preferred Income

Preferred Income II

Preferred Income III

Premium Dividend

Tax-Advantaged Dividend Income

Tax-Advantaged Global Shareholder Yield

John Hancock Multifactor ETF shares are bought and sold at market price (not NAV), and are not individually redeemed from the fund. Brokerage commissions will reduce returns.

John Hancock ETFs are distributed by Foreside Fund Services, LLC, and are subadvised by Dimensional Fund Advisors LP.
Foreside is not affiliated with John Hancock Funds, LLC or Dimensional Fund Advisors LP.

Dimensional Fund Advisors LP receives compensation from John Hancock in connection with licensing rights to the
John Hancock Dimensional indexes. Dimensional Fund Advisors LP does not sponsor, endorse, or sell, and makes no representation as to the advisability of investing in, John Hancock Multifactor ETFs.

John Hancock Investments

A trusted brand

John Hancock Investments is a premier asset manager representing one of
America's most trusted brands, with a heritage of financial stewardship dating back to 1862. Helping our shareholders pursue their financial goals is at the core of everything we do. It's why we support the role of professional financial advice and operate with the highest standards of conduct and integrity.

A better way to invest

We serve investors globally through a unique multimanager approach:
We search the world to find proven portfolio teams with specialized expertise for every strategy we offer, then we apply robust investment oversight to ensure they continue to meet our uncompromising standards and serve the best interests of our shareholders.

Results for investors

Our unique approach to asset management enables us to provide a diverse set of investments backed by some of the world's best managers, along with strong risk-adjusted returns across asset classes.

John Hancock Funds, LLC ■ Member FINRA, SIPC 601 Congress Street ■ Boston, MA 02210-2805 800-225-5291 ■ jhinvestments.com
This report is for the information of the shareholders of John Hancock Strategic Income Opportunities Fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by a prospectus.
MF437338	356A 8/18 10/18

John Hancock

U.S. Growth Fund

Annual report 8/31/18

A message to shareholders

Dear shareholder,

Financial markets around the world have experienced a meaningful rise in volatility this year, particularly when compared with the unusual calm of 2017. The robust economic growth in the United States has been periodically undermined by announcements of new rounds of tariffs and heightened fears of a full-blown trade war with China. In addition to rising inflation and interest rates, the biggest threat today to the nine-year bull market may in fact be policy uncertainty, a theme that will likely only become more pronounced as we head into November's midterm elections.

Short-term uncertainty notwithstanding, the good news is that asset prices of stocks are ultimately driven by fundamentals, and those continue to appear extremely supportive. Unemployment sits close to historic lows, consumer confidence is up and trending higher, and the housing market has continued to strengthen, buoyed in part by rising demand. The question for investors is whether equities in the remaining months of 2018 will take their cues from these positive trends or the policy and political wavering that have characterized much of this year.

Your best resource in unpredictable and volatile markets is your financial advisor, who can help position your portfolio so that it's sufficiently diversified to meet your long-term objectives and to withstand the inevitable turbulence along the way.

On behalf of everyone at John Hancock Investments, I'd like to take this opportunity to welcome new shareholders and to thank existing shareholders for the continued trust you've placed in us.

Sincerely,

Andrew G. Arnott
President and CEO,
John Hancock Investments
Head of Wealth and Asset Management,
United States and Europe

This commentary reflects the CEO's views, which are subject to change at any time. Investing involves risks, including the potential loss of principal. Diversification does not guarantee investment returns and does not eliminate risk of loss. For more up-to-date information, please visit our website at jhinvestments.com.

John Hancock
U.S. Growth Fund

2	Your fund at a glance
4	Discussion of fund performance
8	A look at performance
10	Your expenses
12	Fund's investments
15	Financial statements
18	Financial highlights
24	Notes to financial statements
31	Report of independent registered public accounting firm
32	Tax information
33	Continuation of investment advisory and subadvisory agreements
39	Trustees and Officers
43	More information

ANNUAL REPORT   |   JOHN HANCOCK U.S. GROWTH FUND       1

Your fund at a glance

INVESTMENT OBJECTIVE

The fund seeks high total return primarily through capital appreciation.

AVERAGE ANNUAL TOTAL RETURNS AS OF 8/31/18 (%)

Class A shares (without sales charge)[1]
Russell 1000 Growth Index
Morningstar large growth fund category average
28.85
27.23
24.40
19.01
19.33
16.28
14.65
17.47
15.05
11.09
12.84
11.14
1 year
3 year
5 year
10 year

The Russell 1000 Growth Index is an unmanaged index composed of those securities in the Russell 1000 Index that have a higher-than-average growth orientation.

It is not possible to invest directly in an index. Index figures do not reflect expenses or sales charges, which would result in lower returns.

Figures from Morningstar, Inc. include reinvested distributions and do not take into account sales charges. Actual load-adjusted performance is lower.

1	Class A shares were first offered on 10-31-11. Returns prior to this date are those of Class NAV shares, and have not been adjusted for class-specific expenses; otherwise returns would vary.

The past performance shown here reflects reinvested distributions and the beneficial effect of any expense reductions, and does not guarantee future results. Performance of the other share classes will vary based on the difference in the fees and expenses of those classes. Shares will fluctuate in value and, when redeemed, may be worth more or less than their original cost. Current month-end performance may be lower or higher than the performance cited, and can be found at jhinvestments.com or by calling 800-225-5291. For further information on the fund's objectives, risks, and strategy, see the fund's prospectus.

ANNUAL REPORT   |   JOHN HANCOCK U.S. GROWTH FUND       2

PERFORMANCE HIGHLIGHTS OVER THE LAST TWELVE MONTHS

A favorable backdrop

U.S. growth stocks gained sharply for the period, benefiting from strong employment data and healthy corporate earnings.

Beneficial security selection

The fund outperformed its benchmark, the Russell 1000 Growth Index, with positive stock picking in consumer discretionary and industrials adding particular value.

Positive sector allocation

Significantly underweighting the lagging consumer staples and lacking exposure to materials stocks also helped, although an overweighting in healthcare modestly detracted.

SECTOR COMPOSITION AS OF 8/31/18 (%)

A note about risks

Large company stocks could fall out of favor. The value of a company's equity securities is subject to changes in the company's financial condition and overall market and economic conditions. Investing in real estate investment trusts subjects the fund to the risks associated with direct ownership of real estate, such as a decline in the value of real estate and general and local economic conditions. Derivatives transactions, such as hedging and other strategic transactions, may increase a fund's volatility and could produce disproportionate losses, potentially more than the fund's principal investment. Sector investing is subject to greater risks than the market as a whole. Because the fund may focus on particular sectors of the economy, its performance may depend on the performance of those sectors, and investments focused in one sector may fluctuate more widely than investments diversified across sectors. Please see the fund's prospectus for additional risks.

ANNUAL REPORT   |   JOHN HANCOCK U.S. GROWTH FUND       3

Discussion of fund performance

An interview with Portfolio Manager John A. Boselli, CFA, Wellington Management Company LLP

John A. Boselli, CFA
Portfolio Manager
Wellington Management Company LLP

How did the equity markets perform during the 12 months ended August 31, 2018?

U.S. stocks posted positive results. Strong employment data and corporate earnings helped propel the S&P 500 Index to a series of new highs during the first half of the period, despite continued turmoil in the White House and heightened tensions between the United States, Russia, and North Korea. In a move widely anticipated by investors, the U.S. Federal Reserve raised its short-term target interest rate by 25 basis points (0.25 percentage points) on three separate occasions during the period. In December 2017, tax reform was a key area of focus for investors, concluding with the enactment of a $1.5 trillion tax bill.

By the summer of 2018, talk of tariffs and trade wars had progressed to implementation, raising concerns for investors in an otherwise strong economy. By the final month of the reporting period, the U.S. stock market had attained the longest bull market in history, as the S&P 500 Index approached nine-and-a-half years without a decline of at least 20%.

In this environment, the fund's Class A shares gained 28.85% (excluding sales charges), outpacing both the benchmark Russell 1000 Growth Index and its Morningstar peer group average.

What factors influenced the fund's performance relative to the benchmark?

Both stock selection and sector allocation contributed to the fund's strong result. From the standpoint of security selection, stock picking in consumer discretionary, industrials, and information technology was an especially positive factor.

In terms of sector positioning, significant underweights in the lagging consumer staples sector and lacking exposure to the materials sector added value. However, the fund's average overweighting in the healthcare sector, which also trailed the benchmark, was a modest negative.

Which holdings contributed to the fund's relative performance?

Within information technology, an area of strong outperformance, top relative contributors included digital media tools provider Adobe Systems, Inc., credit card company Mastercard, Inc., and cloud computing firm salesforce.com, Inc.

ANNUAL REPORT   |   JOHN HANCOCK U.S. GROWTH FUND       4

"... stock picking in consumer discretionary and information technology was an especially positive factor."

Adobe's shares outperformed due to strong earnings reports. The company has successfully transitioned to a subscription-based business model, generating consistent, recurring revenues while also proving able to raise prices.

Shares of Mastercard were driven by healthy consumer spending worldwide, as accelerating business in Europe, Asia, the Middle East, and Africa contributed to the company's strong earnings. We believe that Mastercard may continue to benefit from the global shift away from cash and toward e-commerce and mobile payments. At period end, the stock continued to rank attractively in our process. Meanwhile, salesforce.com has benefited from the broad-based trend of businesses maintaining their enterprise software in the cloud.

In the healthcare sector, Align Technology, Inc. was another top contributor. The medical device company reported strong earnings driven by increased growth in the use of its Invisalign orthodontic product. In February, we sold the fund's position in this stock, reflecting its strong prior gains and our view that better upside could be found elsewhere in the market.

In the consumer discretionary sector, Ross Stores, Inc., an off-priced U.S. retailer of apparel and home accessories, performed well, with a healthy increase in customer traffic and sales per customer.

Which holdings detracted from performance?

The fund's biggest individual relative detractor was Apple, Inc., a benchmark component that we sold relatively early in the period. Shares of this maker of consumer devices and personal computers

TOP 10 HOLDINGS AS OF 8/31/18 (%)

Amazon.com, Inc.	6.9
Microsoft Corp.	6.8
Alphabet, Inc., Class A	6.3
Visa, Inc., Class A	2.9
UnitedHealth Group, Inc.	2.9
The Home Depot, Inc.	2.7
Mastercard, Inc., Class A	2.5
Adobe Systems, Inc.	2.1
salesforce.com, Inc.	2.0
Accenture PLC, Class A	1.9
TOTAL	37.0
As a percentage of net assets.
Cash and cash equivalents are not included.

ANNUAL REPORT   |   JOHN HANCOCK U.S. GROWTH FUND       5

"At period end, the fund's largest relative overweight was in the financials sector, with an emphasis on companies offering investment advisory services and products."
rallied toward period end, reflecting the company's better-than-expected May quarterly earnings report and solid financial forecast.

Also in information technology, shares of Electronic Arts, Inc., a developer and publisher of video games, dropped substantially in August due to the delayed release of one of the company's marquee games. At period end, we continued to hold the stock because of our belief in the company's high recurring revenue and strong management team, as well as its healthy cloud-based subscription business displaying healthy profit margins.

Another notable detractor was specialty pharmaceuticals manufacturer Allergan PLC. Although Allergan reported strong earnings throughout much of 2017, the stock declined due to investor concern about competitive pressures for some of the firm's key products. We eliminated the position during the period, seeking better opportunities elsewhere.

Booking Holdings, Inc., a U.S.-based online travel services company, also detracted as the company saw its shares dip toward period end after it forecast weak third-quarter earnings. At period end, we continued to hold the stock, as it continued to display good organic revenue growth, strong free cash flow margins, and attractive valuation upside.

How were you managing the fund throughout the period?

Our management approach emphasizes companies that we believe offer the highest combination of quality, growth, valuation, upside, dividend yield, and opportunity for share repurchases. We also favor companies that benefit from improving business fundamentals and display positive earnings revisions. In our view, such an approach has the potential to generate long-term outperformance for shareholders.

Following our bottom-up (stock-by-stock) investment approach, we added meaningfully to the fund's consumer discretionary and industrials exposure, where we found a number of stocks that ranked high in our process. We also reduced exposure to healthcare and information technology, as we were finding relatively fewer opportunities meeting our criteria.

How would you describe the fund's positioning at period end?

At period end, the fund's largest relative overweight was in the financials sector, with an emphasis

ANNUAL REPORT   |   JOHN HANCOCK U.S. GROWTH FUND       6

on companies offering investment advisory services and products. The fund was also modestly overweight in information technology, with a focus on various software and services companies. During the period, however, we shrank the fund's relative overweight in the sector by trimming semiconductor stocks in favor of higher-quality companies offering the potential for more predictable growth. We've also been increasing exposure to high-quality consumer and industrial service companies offering sustainable revenue growth and strong capital return.

In contrast, at period end, the fund's largest sector underweights included energy and cyclical industrials, as companies in these categories tend to rank poorly in our process for identifying quality and growth characteristics over a full market cycle.

MANAGED BY

John A. Boselli, CFA On the fund since 2016 Investing since 1996

The views expressed in this report are exclusively those of John A. Boselli, CFA, Wellington Management Company LLP, and are subject to change. They are not meant as investment advice. Please note that the holdings discussed in this report may not have been held by the fund for the entire period. Portfolio composition is subject to review in accordance with the fund's investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk.
ANNUAL REPORT   |   JOHN HANCOCK U.S. GROWTH FUND       7

A look at performance

TOTAL RETURNS FOR THE PERIOD ENDED  AUGUST 31, 2018

Average annual total returns (%) with maximum sales charge				Cumulative total returns (%) with maximum sales charge
	1-year	5-year	10-year	5-year	10-year
Class A1	22.36	13.47	10.52	88.13	172.00
Class C1	26.87	14.08	10.95	93.25	182.56
Class I1,2	29.23	15.03	11.37	101.40	193.67
Class R6[1,2]	29.31	15.13	11.45	102.24	195.71
Class 1[1,2]	29.27	15.09	11.42	101.96	194.93
Class NAV[2]	29.32	15.20	11.49	102.88	196.64
Index†	27.23	17.47	12.84	123.72	234.82

Performance figures assume all distributions have been reinvested. Figures reflect maximum sales charges on Class A shares of 5% and the contingent deferred sales charge (CDSC) on Class C shares. Class C shares sold within one year of purchase are subject to a 1% CDSC. Sales charges are not applicable to Class I, Class R6, Class 1, and Class NAV shares.

The expense ratios of the fund, both net (including any fee waivers and/or expense limitations) and gross (excluding any fee waivers and/or expense limitations), reflect those that were in effect for the time period covered by this report and may differ from those disclosed in the most recent published available prospectuses and the Financial highlights tables in this report. Net expenses reflect contractual expense limitations in effect until December 31, 2019 and are subject to change. Had the contractual fee waivers and expense limitations not been in place, gross expenses would apply. The expense ratios are as follows:

	Class A	Class C	Class I	Class R6	Class 1	Class NAV
Gross (%)	1.31	2.06	1.05	0.95	0.99	0.94
Net (%)	1.12	1.87	0.86	0.76	0.80	0.75

Please refer to the most recent prospectus and annual or semiannual report for more information on expenses and any expense limitation arrangements for each class.

The returns reflect past results and should not be considered indicative of future performance. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility and other factors, the fund's current performance may be higher or lower than the performance shown. For current to the most recent month-end performance data, please call 800-225-5291 or visit the fund's website at jhinvestments.com.

The performance table above and the chart on the next page do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The fund's performance results reflect any applicable fee waivers or expense reductions, without which the expenses would increase and results would have been less favorable.

†	Index is the Russell 1000 Growth Index.

See the following page for footnotes.

ANNUAL REPORT   |   JOHN HANCOCK U.S. GROWTH FUND       8

This chart and table show what happened to a hypothetical $10,000 investment in John Hancock U.S. Growth Fund for the share classes and periods indicated, assuming all distributions were reinvested. For comparison, we've shown the same investment in the Russell 1000 Growth Index.

	Start date	With maximum sales charge ($)	Without sales charge ($)	Index ($)
Class C1,3	8-31-08	28,256	28,256	33,482
Class I1,2	8-31-08	29,367	29,367	33,482
Class R6[1,2]	8-31-08	29,571	29,571	33,482
Class 1[1,2]	8-31-08	29,493	29,493	33,482
Class NAV[2]	8-31-08	29,664	29,664	33,482

The Russell 1000 Growth Index is an unmanaged index is an unmanaged index composed of those securities in the Russell 1000 Index that have a higher-than-average growth orientation.

It is not possible to invest directly in an index. Index figures do not reflect expenses or sales charges, which would have resulted in lower values.

Footnotes related to performance pages

1	Class A and Class I shares were first offered on 10-31-11; Class C shares were first offered on 8-28-14; Class R6 shares were first offered on 11-8-16; Class 1 shares were first offered on 5-7-12. Returns prior to these dates are those of Class NAV shares that have not been adjusted for class-specific expenses; otherwise, returns would vary.
2	For certain types of investors, as described in the fund's prospectuses.
3	The contingent deferred sales charge is not applicable.
ANNUAL REPORT   |   JOHN HANCOCK U.S. GROWTH FUND       9

Your expenses
These examples are intended to help you understand your ongoing operating expenses of investing in the fund so you can compare these costs with the ongoing costs of investing in other mutual funds.
Understanding fund expenses
As a shareholder of the fund, you incur two types of costs:
■Transaction costs, which include sales charges (loads) on purchases or redemptions (varies by share class), minimum account fee charge, etc.
■Ongoing operating expenses, including management fees, distribution and service fees (if applicable), and other fund expenses.
We are presenting only your ongoing operating expenses here.
Actual expenses/actual returns
The first line of each share class in the table on the following page is intended to provide information about the fund’s actual ongoing operating expenses, and is based on the fund’s actual return. It assumes an account value of $1,000.00 on March 1, 2018, with the same investment held until August 31, 2018.
Together with the value of your account, you may use this information to estimate the operating expenses that you paid over the period. Simply divide your account value at August 31, 2018, by $1,000.00, then multiply it by the “expenses paid” for your share class from the table. For example, for an account value of $8,600.00, the operating expenses should be calculated as follows:
Hypothetical example for comparison purposes
The second line of each share class in the table on the following page allows you to compare the fund’s ongoing operating expenses with those of any other fund. It provides an example of the fund’s hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed 5% annualized return before expenses (which is not the fund’s actual return). It assumes an account value of $1,000.00 on March 1, 2018, with the same investment held until August 31, 2018. Look in any other fund shareholder report to find its hypothetical example and you will be able to compare these expenses. Please remember that these hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.
Remember, these examples do not include any transaction costs, therefore, these examples will not help you to determine the relative total costs of owning different funds. If transaction costs were included, your expenses would have been higher. See the prospectuses for details regarding transaction costs.
10	JOHN HANCOCK U.S. GROWTH FUND | ANNUAL REPORT

SHAREHOLDER EXPENSE EXAMPLE CHART

		Account value on 3-1-2018	Ending value on 8-31-2018	Expenses paid during period ended 8-31-2018[1]	Annualized expense ratio
Class A	Actual expenses/actual returns	$1,000.00	$1,117.80	$6.03	1.13%
	Hypothetical example	1,000.00	1,019.50	5.75	1.13%
Class C	Actual expenses/actual returns	1,000.00	1,113.50	9.86	1.85%
	Hypothetical example	1,000.00	1,015.90	9.40	1.85%
Class I	Actual expenses/actual returns	1,000.00	1,119.00	4.65	0.87%
	Hypothetical example	1,000.00	1,020.80	4.43	0.87%
Class R6	Actual expenses/actual returns	1,000.00	1,119.00	4.06	0.76%
	Hypothetical example	1,000.00	1,021.40	3.87	0.76%
Class 1	Actual expenses/actual returns	1,000.00	1,119.00	4.22	0.79%
	Hypothetical example	1,000.00	1,021.20	4.02	0.79%
Class NAV	Actual expenses/actual returns	1,000.00	1,119.60	3.95	0.74%
	Hypothetical example	1,000.00	1,021.50	3.77	0.74%

[1]	Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).
ANNUAL REPORT | JOHN HANCOCK U.S. GROWTH FUND	11

Fund’s investments
AS OF 8-31-18
	Shares	Value
Common stocks 98.2%		$239,748,084
(Cost $189,542,477)
Consumer discretionary 17.9%		43,695,246
Hotels, restaurants and leisure 2.2%
Domino's Pizza, Inc.	8,898	2,656,587
Hilton Worldwide Holdings, Inc.	34,481	2,676,415
Internet and direct marketing retail 8.5%
Amazon.com, Inc. (A)	8,404	16,914,815
Booking Holdings, Inc. (A)	2,016	3,934,325
Specialty retail 5.4%
Ross Stores, Inc.	30,869	2,956,633
The Home Depot, Inc.	32,758	6,576,824
The TJX Companies, Inc.	33,102	3,640,227
Textiles, apparel and luxury goods 1.8%
NIKE, Inc., Class B	52,791	4,339,420
Consumer staples 1.4%		3,440,448
Food and staples retailing 1.4%
Sysco Corp.	45,983	3,440,448
Financials 11.4%		27,818,789
Banks 0.9%
The PNC Financial Services Group, Inc.	15,818	2,270,516
Capital markets 8.0%
Intercontinental Exchange, Inc.	36,091	2,751,217
Moody's Corp.	16,044	2,856,153
MSCI, Inc.	14,479	2,609,985
Northern Trust Corp.	24,622	2,645,880
Raymond James Financial, Inc.	25,836	2,403,781
S&P Global, Inc.	16,707	3,459,184
TD Ameritrade Holding Corp.	45,589	2,670,148
Consumer finance 1.3%
American Express Company	30,149	3,195,191
Insurance 1.2%
The Progressive Corp.	43,784	2,956,734
Health care 14.2%		34,590,429
Health care equipment and supplies 5.6%
Abbott Laboratories	35,206	2,353,169
Baxter International, Inc.	32,685	2,430,783
Boston Scientific Corp. (A)	85,164	3,028,432
Medtronic PLC	26,486	2,553,515
Stryker Corp.	19,236	3,259,155
12	JOHN HANCOCK U.S. GROWTH FUND | ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Shares	Value
Health care (continued)
Health care providers and services 5.1%
Anthem, Inc.	8,688	$2,299,974
Humana, Inc.	9,244	3,080,655
UnitedHealth Group, Inc.	26,090	7,004,121
Life sciences tools and services 2.1%
Agilent Technologies, Inc.	35,051	2,367,345
Thermo Fisher Scientific, Inc.	11,329	2,708,764
Pharmaceuticals 1.4%
Eli Lilly & Company	33,171	3,504,516
Industrials 9.9%		24,300,030
Aerospace and defense 2.9%
Harris Corp.	16,111	2,618,199
Lockheed Martin Corp.	13,765	4,410,444
Professional services 3.1%
Equifax, Inc.	17,853	2,391,766
IHS Markit, Ltd. (A)	47,546	2,615,030
TransUnion	35,948	2,706,884
Road and rail 3.9%
CSX Corp.	37,460	2,778,034
Norfolk Southern Corp.	13,614	2,366,658
Union Pacific Corp.	29,299	4,413,015
Information technology 43.4%		105,903,142
Electronic equipment, instruments and components 1.3%
CDW Corp.	36,333	3,181,317
Internet software and services 7.4%
Alphabet, Inc., Class A (A)	12,555	15,465,249
GoDaddy, Inc., Class A (A)	33,133	2,699,014
IT services 14.4%
Accenture PLC, Class A	28,138	4,757,292
Automatic Data Processing, Inc.	24,499	3,595,228
FleetCor Technologies, Inc. (A)	14,540	3,107,780
Global Payments, Inc.	27,694	3,450,119
Mastercard, Inc., Class A	27,894	6,012,831
PayPal Holdings, Inc. (A)	50,562	4,668,389
Total System Services, Inc.	27,019	2,624,626
Visa, Inc., Class A	47,737	7,012,088
Software 18.9%
Activision Blizzard, Inc.	45,650	3,291,365
Adobe Systems, Inc. (A)	19,494	5,136,864
Electronic Arts, Inc. (A)	27,037	3,066,266
Intuit, Inc.	17,769	3,899,762
Microsoft Corp.	148,721	16,705,830
salesforce.com, Inc. (A)	31,665	4,834,612
SEE NOTES TO FINANCIAL STATEMENTS	ANNUAL REPORT | JOHN HANCOCK U.S. GROWTH FUND	13

	Shares	Value
Information technology (continued)
Software (continued)
ServiceNow, Inc. (A)	18,552	$3,642,871
SS&C Technologies Holdings, Inc.	43,843	2,601,644
Workday, Inc., Class A (A)	18,498	2,858,681
Technology hardware, storage and peripherals 1.4%
NetApp, Inc.	37,914	3,291,314

	Yield (%)	Shares	Value
Short-term investments 1.9%			$4,687,553
(Cost $4,687,553)
Money market funds 1.9%			4,687,553
State Street Institutional U.S. Government Money Market Fund, Premier Class	1.8679(B)	4,687,553	4,687,553

Total investments (Cost $194,230,030) 100.1%	$244,435,637
Other assets and liabilities, net (0.1%)	(185,628)
Total net assets 100.0%	$244,250,009

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
Security Abbreviations and Legend
(A)	Non-income producing security.
(B)	The rate shown is the annualized seven-day yield as of 8-31-18.
At 8-31-18, the aggregate cost of investments for federal income tax purposes was $194,833,066. Net unrealized appreciation aggregated to $49,602,571, of which $50,384,492 related to gross unrealized appreciation and $781,921 related to gross unrealized depreciation.
14	JOHN HANCOCK U.S. GROWTH FUND | ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

Financial statements
STATEMENT OF ASSETS AND LIABILITIES 8-31-18

Assets
Unaffiliated investments, at value (Cost $194,230,030)	$244,435,637
Dividends and interest receivable	263,311
Receivable for fund shares sold	3,407,843
Receivable for securities lending income	66
Receivable from affiliates	8,494
Other assets	30,182
Total assets	248,145,533
Liabilities
Payable for investments purchased	3,630,544
Payable for fund shares repurchased	144,743
Payable to affiliates
Accounting and legal services fees	9,605
Transfer agent fees	14,447
Trustees' fees	160
Other liabilities and accrued expenses	96,025
Total liabilities	3,895,524
Net assets	$244,250,009
Net assets consist of
Paid-in capital	$187,074,920
Accumulated net realized gain (loss) on investments	6,969,789
Net unrealized appreciation (depreciation) on investments and translation of assets and liabilities in foreign currencies	50,205,300
Net assets	$244,250,009

Net asset value per share
Based on net asset value and shares outstanding - the fund has an unlimited number of shares authorized with no par value
Class A ($79,070,141 ÷ 6,507,548 shares) [1]	$12.15
Class C ($5,562,983 ÷ 461,059 shares) [1]	$12.07
Class I ($76,129,487 ÷ 6,276,908 shares)	$12.13
Class R6 ($9,418,123 ÷ 776,303 shares)	$12.13
Class 1 ($56,591,257 ÷ 4,665,440 shares)	$12.13
Class NAV ($17,478,018 ÷ 1,435,716 shares)	$12.17
Maximum offering price per share
Class A (net asset value per share ÷ 95%)[2]	$12.79

[1]	Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.
[2]	On single retail sales of less than $50,000. On sales of $50,000 or more and on group sales the offering price is reduced.
SEE NOTES TO FINANCIAL STATEMENTS	ANNUAL REPORT | JOHN HANCOCK U.S. GROWTH FUND	15

STATEMENT OF OPERATIONS For the year ended  8-31-18

Investment income
Dividends	$1,317,233
Interest	30,359
Securities lending	240
Total investment income	1,347,832
Expenses
Investment management fees	1,036,639
Distribution and service fees	221,617
Accounting and legal services fees	21,792
Transfer agent fees	94,471
Trustees' fees	972
Custodian fees	27,469
State registration fees	74,097
Printing and postage	39,008
Professional fees	74,501
Other	10,320
Total expenses	1,600,886
Less expense reductions	(189,073)
Net expenses	1,411,813
Net investment loss	(63,981)
Realized and unrealized gain (loss)
Net realized gain (loss) on
Unaffiliated investments	8,190,505
Affiliated investments	126
8,190,631
Change in net unrealized appreciation (depreciation) of
Unaffiliated investments and translation of assets and liabilities in foreign currencies	30,226,646
30,226,646
Net realized and unrealized gain	38,417,277
Increase in net assets from operations	$38,353,296

16	JOHN HANCOCK U.S. GROWTH FUND | ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

STATEMENTS OF CHANGES IN NET ASSETS

	Year ended 8-31-18	Year ended 8-31-17
Increase (decrease) in net assets
From operations
Net investment income (loss)	$(63,981)	$672,458
Net realized gain	8,190,631	128,874,419
Change in net unrealized appreciation (depreciation)	30,226,646	(114,689,970)
Increase in net assets resulting from operations	38,353,296	14,856,907
Distributions to shareholders
From net investment income
Class A	—	(693,150)
Class C	—	(8,891)
Class I	(13,032)	(427,093)
Class R6	(4,033)	(1,015)
Class 1	(79,784)	(898,448)
Class NAV	(19,175)	(8,397,952)
From net realized gain
Class A	(2,079,336)	(9,017,280)
Class C	(60,747)	(187,868)
Class I	(360,175)	(5,084,064)
Class R6	(78,723)	(8,813)
Class 1	(1,804,225)	(9,708,717)
Class NAV	(368,829)	(102,290,677)
Total distributions	(4,868,059)	(136,723,968)
From fund share transactions	99,193,405	(757,921,940)
Total increase (decrease)	132,678,642	(879,789,001)
Net assets
Beginning of year	111,571,367	991,360,368
End of year	$244,250,009	$111,571,367
Undistributed net investment income	—	—
SEE NOTES TO FINANCIAL STATEMENTS	ANNUAL REPORT | JOHN HANCOCK U.S. GROWTH FUND	17

Financial highlights
CLASS A SHARES Period ended	8-31-18	8-31-17	8-31-16	8-31-15	8-31-14
Per share operating performance
Net asset value, beginning of period	$9.81	$10.62	$11.34	$13.82	$13.02
Net investment income (loss)[1]	(0.03)	(0.01)	0.11	0.17	0.11
Net realized and unrealized gain (loss) on investments	2.78	1.44	1.10	(0.33)	2.35
Total from investment operations	2.75	1.43	1.21	(0.16)	2.46
Less distributions
From net investment income	—	(0.16)	(0.20)	(0.10)	(0.20)
From net realized gain	(0.41)	(2.08)	(1.73)	(2.22)	(1.46)
Total distributions	(0.41)	(2.24)	(1.93)	(2.32)	(1.66)
Net asset value, end of period	$12.15	$9.81	$10.62	$11.34	$13.82
Total return (%)[2,3]	28.85	17.23	11.60	(2.12)	20.07
Ratios and supplemental data
Net assets, end of period (in millions)	$79	$48	$44	$43	$52
Ratios (as a percentage of average net assets):
Expenses before reductions	1.26	1.44	1.23	1.24	1.29
Expenses including reductions	1.14	1.17	1.22	1.23	1.28
Net investment income (loss)	(0.24)	(0.12)	1.02	1.35	0.85
Portfolio turnover (%)	74	112	85	60	52

[1]	Based on average daily shares outstanding.
[2]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[3]	Does not reflect the effect of sales charges, if any.
18	JOHN HANCOCK U.S. GROWTH FUND | ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

CLASS C SHARES Period ended	8-31-18	8-31-17	8-31-16	8-31-15	8-31-14 [1]
Per share operating performance
Net asset value, beginning of period	$9.82	$10.62	$11.34	$13.81	$13.81
Net investment income (loss)[2]	(0.10)	(0.07)	0.04	0.10	— [3]
Net realized and unrealized gain (loss) on investments	2.76	1.44	1.09	(0.35)	— [3]
Total from investment operations	2.66	1.37	1.13	(0.25)	— [3]
Less distributions
From net investment income	—	(0.09)	(0.12)	—	—
From net realized gain	(0.41)	(2.08)	(1.73)	(2.22)	—
Total distributions	(0.41)	(2.17)	(1.85)	(2.22)	—
Net asset value, end of period	$12.07	$9.82	$10.62	$11.34	$13.81
Total return (%)[4,5]	27.87	16.47	10.75	(2.82)	0.00 [6]
Ratios and supplemental data
Net assets, end of period (in millions)	$6	$1	$1	$— [7]	$— [7]
Ratios (as a percentage of average net assets):
Expenses before reductions	1.98	2.14	1.93	3.87	17.05 [8]
Expenses including reductions	1.85	1.86	1.92	2.05	2.05 [8]
Net investment income (loss)	(0.92)	(0.82)	0.39	0.78	0.46 [8]
Portfolio turnover (%)	74	112	85	60	52 [9]

[1]	The inception date for Class C shares is 8-28-14.
[2]	Based on average daily shares outstanding.
[3]	Less than $0.005 per share.
[4]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[5]	Does not reflect the effect of sales charges, if any.
[6]	Not annualized.
[7]	Less than $500,000.
[8]	Annualized.
[9]	Portfolio turnover is shown for the period from 9-1-13 to 8-31-14.
SEE NOTES TO FINANCIAL STATEMENTS	ANNUAL REPORT | JOHN HANCOCK U.S. GROWTH FUND	19

CLASS I SHARES Period ended	8-31-18	8-31-17	8-31-16	8-31-15	8-31-14
Per share operating performance
Net asset value, beginning of period	$9.78	$10.60	$11.33	$13.81	$13.02
Net investment income[1]	0.01	0.03	0.14	0.21	0.16
Net realized and unrealized gain (loss) on investments	2.76	1.42	1.10	(0.32)	2.35
Total from investment operations	2.77	1.45	1.24	(0.11)	2.51
Less distributions
From net investment income	(0.01)	(0.19)	(0.24)	(0.15)	(0.26)
From net realized gain	(0.41)	(2.08)	(1.73)	(2.22)	(1.46)
Total distributions	(0.42)	(2.27)	(1.97)	(2.37)	(1.72)
Net asset value, end of period	$12.13	$9.78	$10.60	$11.33	$13.81
Total return (%)[2]	29.23	17.55	11.95	(1.74)	20.53
Ratios and supplemental data
Net assets, end of period (in millions)	$76	$8	$61	$89	$120
Ratios (as a percentage of average net assets):
Expenses before reductions	0.99	1.10	0.91	0.92	0.96
Expenses including reductions	0.86	0.85	0.89	0.89	0.89
Net investment income	0.12	0.31	1.34	1.71	1.24
Portfolio turnover (%)	74	112	85	60	52

[1]	Based on average daily shares outstanding.
[2]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
20	JOHN HANCOCK U.S. GROWTH FUND | ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

CLASS R6 SHARES Period ended	8-31-18	8-31-17 [1]
Per share operating performance
Net asset value, beginning of period	$9.78	$8.96
Net investment income[2]	0.02	0.02
Net realized and unrealized gain (loss) on investments	2.76	1.68
Total from investment operations	2.78	1.70
Less distributions
From net investment income	(0.02)	(0.09)
From net realized gain	(0.41)	(0.79)
Total distributions	(0.43)	(0.88)
Net asset value, end of period	$12.13	$9.78
Total return (%)[3]	29.31	20.86 [4]
Ratios and supplemental data
Net assets, end of period (in millions)	$9	$1
Ratios (as a percentage of average net assets):
Expenses before reductions	0.88	1.03 [5]
Expenses including reductions	0.75	0.74 [5]
Net investment income	0.21	0.22 [5]
Portfolio turnover (%)	74	112 [6]

[1]	The inception date for Class R6 shares is 11-8-16.
[2]	Based on average daily shares outstanding.
[3]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[4]	Not annualized.
[5]	Annualized.
[6]	Portfolio turnover is shown for the period from 9-1-16 to 8-31-17.
SEE NOTES TO FINANCIAL STATEMENTS	ANNUAL REPORT | JOHN HANCOCK U.S. GROWTH FUND	21

CLASS 1 SHARES Period ended	8-31-18	8-31-17	8-31-16	8-31-15	8-31-14
Per share operating performance
Net asset value, beginning of period	$9.78	$10.59	$11.33	$13.81	$13.02
Net investment income[1]	0.01	0.02	0.15	0.22	0.17
Net realized and unrealized gain (loss) on investments	2.77	1.44	1.08	(0.32)	2.35
Total from investment operations	2.78	1.46	1.23	(0.10)	2.52
Less distributions
From net investment income	(0.02)	(0.19)	(0.24)	(0.16)	(0.27)
From net realized gain	(0.41)	(2.08)	(1.73)	(2.22)	(1.46)
Total distributions	(0.43)	(2.27)	(1.97)	(2.38)	(1.73)
Net asset value, end of period	$12.13	$9.78	$10.59	$11.33	$13.81
Total return (%)[2]	29.27	17.74	11.90	(1.68)	20.60
Ratios and supplemental data
Net assets, end of period (in millions)	$57	$45	$49	$51	$58
Ratios (as a percentage of average net assets):
Expenses before reductions	0.92	1.07	0.85	0.84	0.84
Expenses including reductions	0.79	0.80	0.85	0.84	0.83
Net investment income	0.10	0.26	1.39	1.78	1.29
Portfolio turnover (%)	74	112	85	60	52

[1]	Based on average daily shares outstanding.
[2]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
22	JOHN HANCOCK U.S. GROWTH FUND | ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

CLASS NAV SHARES Period ended	8-31-18	8-31-17	8-31-16	8-31-15	8-31-14
Per share operating performance
Net asset value, beginning of period	$9.81	$10.60	$11.33	$13.81	$13.03
Net investment income[1]	0.02	0.10	0.15	0.23	0.18
Net realized and unrealized gain (loss) on investments	2.77	1.39	1.10	(0.32)	2.33
Total from investment operations	2.79	1.49	1.25	(0.09)	2.51
Less distributions
From net investment income	(0.02)	(0.20)	(0.25)	(0.17)	(0.27)
From net realized gain	(0.41)	(2.08)	(1.73)	(2.22)	(1.46)
Total distributions	(0.43)	(2.28)	(1.98)	(2.39)	(1.73)
Net asset value, end of period	$12.17	$9.81	$10.60	$11.33	$13.81
Total return (%)[2]	29.32	18.04	12.06	(1.63)	20.56
Ratios and supplemental data
Net assets, end of period (in millions)	$17	$8	$837	$914	$1,005
Ratios (as a percentage of average net assets):
Expenses before reductions	0.87	0.83	0.80	0.79	0.79
Expenses including reductions	0.74	0.79	0.80	0.79	0.78
Net investment income	0.17	0.96	1.45	1.82	1.34
Portfolio turnover (%)	74	112	85	60	52

[1]	Based on average daily shares outstanding.
[2]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
SEE NOTES TO FINANCIAL STATEMENTS	ANNUAL REPORT | JOHN HANCOCK U.S. GROWTH FUND	23

Notes to financial statements

Note 1 — Organization

John Hancock U.S. Growth Fund (the fund) is a series of John Hancock Funds II (the Trust), an open-end management investment company organized as a Massachusetts business trust and registered under the Investment Company Act of 1940, as amended (the 1940 Act). The investment objective of the fund is to seek high total return primarily through capital appreciation.

The fund may offer multiple classes of shares. The shares currently offered by the fund are detailed in the Statement of assets and liabilities. Class A and Class C are open to all investors. Class I shares are offered to institutions and certain investors. Class R6 shares are available only to certain retirement plans, institutions and other investors. Class 1 shares are offered only to certain affiliates of Manulife Financial Corporation (MFC). Class NAV shares are offered to John Hancock affiliated funds of funds, retirement plans for employees of John Hancock and/or MFC, and certain 529 plans. Shareholders of each class have exclusive voting rights to matters that affect that class. Class C shares convert to Class A shares ten years after purchase (certain exclusions may apply). The distribution and service fees, if any, and transfer agent fees for each class may differ.

Note 2 — Significant accounting policies

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (US GAAP), which require management to make certain estimates and assumptions as of the date of the financial statements. Actual results could differ from those estimates and those differences could be significant. The fund qualifies as an investment company under Topic 946 of Accounting Standards Codification of US GAAP.

Events or transactions occurring after the end of the fiscal period through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the fund:

Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 p.m., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the net asset value (NAV) may be determined as of the regularly scheduled close of the NYSE pursuant to the fund's Valuation Policies and Procedures.

In order to value the securities, the fund uses the following valuation techniques: Equity securities held by the fund are valued at the last sale price or official closing price on the exchange or principal market where the security typically trades. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Investments by the fund in open-end mutual funds are valued at their respective NAVs each business day.

In certain instances, the Pricing Committee may determine to value equity securities using prices obtained from another exchange or market if trading on the exchange or market on which prices are typically obtained did not open for trading as scheduled, or if trading closed earlier than scheduled, and trading occurred as normal on another exchange or market.

Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the fund's Pricing Committee following procedures established by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed.

The fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the fund's own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing

ANNUAL REPORT   |   JOHN HANCOCK U.S. GROWTH FUND       24

securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.

As of August 31, 2018, all investments are categorized as Level 1 under the hierarchy described above.

Security transactions and related investment income. Investment security transactions are accounted for on a trade date plus one basis for daily NAV calculations. However, for financial reporting purposes, investment transactions are reported on trade date. Interest income is accrued as earned. Dividend income is recorded on the ex-date, except for dividends of foreign securities where the dividend may not be known until after the ex-date. In those cases, dividend income, net of withholding taxes, is recorded when the fund becomes aware of the dividends. Non-cash dividends, if any, are recorded at the fair market value of the securities received. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds from litigation.

Securities lending The fund may lend its securities to earn additional income. The fund receives cash collateral from the borrower in an amount not less than the market value of the loaned securities. The fund will invest its collateral in John Hancock Collateral Trust (JHCT), an affiliate of the fund, which has a floating NAV and is registered with the Securities and Exchange Commission (SEC) as an investment company. JHCT invests cash received as collateral as part of the securities lending program in short-term money market investments. The fund will receive the benefit of any gains and bear any losses generated by JHCT with respect to the cash collateral.

The fund has the right to recall loaned securities on demand. If a borrower fails to return loaned securities when due, then the lending agent is responsible and indemnifies the fund for the lent securities. The lending agent uses the collateral received from the borrower to purchase replacement securities of the same issue, type, class and series of the loaned securities. If the value of the collateral is less than the purchase cost of replacement securities, the lending agent is responsible for satisfying the shortfall but only to the extent that the shortfall is not due to any decrease in the value of JHCT.

Although the risk of the loss of the securities lent is mitigated by receiving collateral from the borrower and through lending agent indemnification, the fund could experience a delay in recovering securities or could experience a lower than expected return if the borrower fails to return the securities on a timely basis. The fund may receive compensation for lending its securities by retaining a portion of the return on the investment of the collateral and compensation from fees earned from borrowers of the securities. Securities lending income received by the fund is net of fees retained by the securities lending agent. Net income received from JHCT is a component of securities lending income as recorded on the Statement of operations. As of August 31, 2018, there were no securities on loan.

Line of credit. The fund may have the ability to borrow from banks for temporary or emergency purposes, including meeting redemption requests that otherwise might require the untimely sale of securities. Pursuant to the fund's custodian agreement, the custodian may loan money to the fund to make properly authorized payments. The fund is obligated to repay the custodian for any overdraft, including any related costs or expenses. The custodian may have a lien, security interest or security entitlement in any fund property that is not otherwise segregated or pledged, to the extent of any overdraft, and to the maximum extent permitted by law.

The fund and other affiliated funds have entered into a syndicated line of credit agreement with Citibank, N.A. as the administrative agent that enables them to participate in a $750 million unsecured committed line of credit. Excluding commitments designated for a certain fund and subject to the need of all other affiliated funds, the fund can borrow up to an aggregate commitment amount of $500 million, subject to asset coverage and other limitations as specified in the agreement. A commitment fee payable at the end of each calendar quarter, based on the average daily unused portion of the line of credit, is charged to each participating fund based on a combination of fixed and asset based allocations and is reflected in Other expenses on the Statement of operations. For the year ended August 31, 2018, the fund had no borrowings under the line of credit. Commitment fees for the year ended August 31, 2018 were $2,245.

Expenses. Within the John Hancock group of funds complex, expenses that are directly attributable to an individual fund are allocated to such fund. Expenses that are not readily attributable to a specific fund are allocated among all funds in an equitable manner, taking into consideration, among other things, the nature and type of expense and the fund's relative net

ANNUAL REPORT   |   JOHN HANCOCK U.S. GROWTH FUND       25

assets. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Class allocations. Income, common expenses and realized and unrealized gains (losses) are determined at the fund level and allocated daily to each class of shares based on the net assets of the class. Class-specific expenses, such as distribution and service fees, if any, and transfer agent fees, for all classes, are charged daily at the class level based on the net assets of each class and the specific expense rates applicable to each class.

Federal income taxes. The fund intends to continue to qualify as a regulated investment company by complying with the applicable provisions of the Internal Revenue Code and will not be subject to federal income tax on taxable income that is distributed to shareholders. Therefore, no federal income tax provision is required.

As of August 31, 2018, the fund had no uncertain tax positions that would require financial statement recognition, derecognition or disclosure. The fund's federal tax returns are subject to examination by the Internal Revenue Service for a period of three years.

Distribution of income and gains. Distributions to shareholders from net investment income and net realized gains, if any, are recorded on the ex-date. The fund generally declares and pays dividends and capital gain distributions, if any, annually.

The tax character of distributions for the years ended August 31, 2018 and 2017 was as follows:

	August 31, 2018	August 31, 2017
Ordinary income	$2,568,028	$19,612,605
Long-term capital gain	2,300,031	117,111,363
Total	$4,868,059	$136,723,968

Distributions paid by the fund with respect to each class of shares are calculated in the same manner, at the same time and in the same amount, except for the effect of class level expenses that may be applied differently to each class. As of August 31, 2018, the components of distributable earnings on a tax basis consisted of $251,975 of undistributed ordinary income and $7,320,850 of undistributed long-term gains.

Such distributions and distributable earnings, on a tax basis, are determined in conformity with income tax regulations, which may differ from US GAAP. Distributions in excess of tax basis earnings and profits, if any, are reported in the fund's financial statements as a return of capital.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences, if any, will reverse in a subsequent period. Book-tax differences are primarily attributable to wash sale loss deferrals.

Note 3 — Guarantees and indemnifications

Under the Trust's organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust, including the fund. Additionally, in the normal course of business, the fund enters into contracts with service providers that contain general indemnification clauses. The fund's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the fund that have not yet occurred. The risk of material loss from such claims is considered remote.

Note 4 — Fees and transactions with affiliates

John Hancock Advisers, LLC (the Advisor) serves as investment advisor for the fund. John Hancock Funds, LLC (the Distributor), an affiliate of the Advisor, serves as principal underwriter of the fund. The Advisor and the Distributor are indirect, wholly owned subsidiaries of MFC.

Management fee. The fund has an investment management agreement with the Advisor under which the fund pays a daily management fee to the Advisor equivalent, on an annual basis equal to the sum of: a) 0.700% of the first $500 million

ANNUAL REPORT   |   JOHN HANCOCK U.S. GROWTH FUND       26

average net assets; and b) 0.650% of the fund's average net assets in excess of $500 million. The Advisor has a subadvisory agreement with Wellington Management Company LLP. The fund is not responsible for payment of the subadvisory fees.

The Advisor has contractually agreed to waive a portion of its management fee and/or reimburse expenses for certain funds of the John Hancock group of funds complex, including the fund (the participating portfolios). This waiver is based upon aggregate net assets of all the participating portfolios. The amount of the reimbursement is calculated daily and allocated among all the participating portfolios in proportion to the daily net assets of each fund. During the year ended August 31, 2018, this waiver amounted to 0.01% of the fund's average net assets. This arrangement may be amended or terminated at any time by the Advisor upon notice to the fund and with the approval of the Board of Trustees. This agreement expires on June 30, 2020, unless renewed by mutual agreement of the fund and the Advisor based upon a determination that this is appropriate under the circumstances at that time.

The Advisor has contractually agreed to waive fees and/or reimburse certain fund expenses excluding taxes, service fees, interest expense, litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the fund's business, class specific expenses, borrowing costs, prime brokerage fees, short dividend expense and acquired fund fees. The fee waivers and/or reimbursements are such that these expenses will not exceed 0.74% for the fund. The fee waivers and/or reimbursements will continue in effect until December 31, 2019, unless renewed by mutual agreement of the fund and the Advisor based upon determination that this is appropriate under the circumstances at the time.

Additionally, the Advisor has voluntarily agreed to reduce a portion of its management fee or make payments to the fund if certain expenses of the fund exceed 0.20% of average net assets. Expenses excluded from this waiver include taxes, brokerage commissions, interest expense, litigation and indemnification expenses, and other extraordinary expenses not incurred in the ordinary course of the fund's business, advisory fees, class specific fees, short dividend expense, and acquired fund fees. This agreement will continue in effect until terminated at any time by the Advisor on notice to the fund.

Prior to January 1, 2018, the Advisor had contractually agreed to waive fees and/or reimburse certain fund expenses excluding taxes, class specific expenses, interest expense, litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the fund's business, short dividend expense and acquired fund fees. The fee waivers and/or reimbursements are such that these expenses would not exceed 0.84% for Class I and 0.00% for Class R6 shares.

For the year ended August 31, 2018, the expense reductions described above amounted to the following:

Class	Expense reduction	Class	Expense reduction
Class A	$77,147	Class 1	$62,833
Class C	2,962	Class NAV	14,714
Class I	27,359	Total	$189,073
Class R6	4,058

Expenses waived or reimbursed in the current fiscal period are not subject to recapture in future fiscal periods.

The investment management fees, including the impact of the waivers and reimbursements as described above, incurred for the year ended August 31, 2018 were equivalent to a net annual effective rate of 0.57% of the fund's average daily net assets.

Accounting and legal services. Pursuant to a service agreement, the fund reimburses the Advisor for all expenses associated with providing the administrative, financial, legal, compliance, accounting and recordkeeping services to the fund, including the preparation of all tax returns, periodic reports to shareholders and regulatory reports, among other services. These expenses are allocated to each share class based on its relative net assets at the time the expense was incurred. These accounting and legal services fees incurred for the year ended August 31, 2018 amounted to an annual rate of 0.01% of the fund's average daily net assets.

ANNUAL REPORT   |   JOHN HANCOCK U.S. GROWTH FUND       27

Distribution and service plans. The fund has a distribution agreement with the Distributor. The fund has adopted distribution and service plans with respect to Class A, Class C, and Class 1 shares pursuant to Rule 12b-1 under the 1940 Act, to pay the Distributor for services provided as the distributor of shares of the fund. The fund may pay up to the following contractual rates of distribution and service fees under these arrangements, expressed as an annual percentage of average daily net assets for each class of the fund's shares:

Class	Rule 12b-1 fee
Class A	0.25%
Class C	1.00%
Class 1	0.05%

Prior to July 1, 2018 the distribution and service fees contractual rate was 0.30% for Class A shares.

Sales charges. Class A shares are assessed up-front sales charges, which resulted in payments to the Distributor amounting to $92,697 for the year ended August 31, 2018. Of this amount, $15,722 was retained and used for printing prospectuses, advertising, sales literature and other purposes, $75,788 was paid as sales commissions to broker-dealers and $1,187 was paid as sales commissions to sales personnel of Signator Investors, Inc., a broker-dealer affiliate of the Advisor.

Class A and Class C shares may be subject to contingent deferred sales charges (CDSCs). Certain Class A shares that are acquired through purchases of $1 million or more and are redeemed within one year of purchase are subject to a 1.00% sales charge. Class C shares that are redeemed within one year of purchase are subject to a 1.00% CDSC. CDSCs are applied to the lesser of the current market value at the time of redemption or the original purchase cost of the shares being redeemed. Proceeds from CDSCs are used to compensate the Distributor for providing distribution-related services in connection with the sale of these shares. During the year ended August 31, 2018, CDSCs received by the Distributor amounted to $106 and $593 for Class A and Class C shares, respectively.

Transfer agent fees. The John Hancock group of funds has a complex-wide transfer agent agreement with John Hancock Signature Services, Inc. (Signature Services), an affiliate of the Advisor. The transfer agent fees paid to Signature Services are determined based on the cost to Signature Services (Signature Services Cost) of providing recordkeeping services. It also includes out-of-pocket expenses, including payments made to third-parties for recordkeeping services provided to their clients who invest in one or more John Hancock funds. In addition, Signature Services Cost may be reduced by certain fees that Signature Services receives in connection with retirement and small accounts. Signature Services Cost is calculated monthly and allocated, as applicable, to five categories of share classes: Retail Share and Institutional Share Classes of Non-Municipal Bond Funds, Class R6 Shares, Retirement Share Classes and Municipal Bond Share Classes. Within each of these categories, the applicable costs are allocated to the affected John Hancock affiliated funds and/or classes, based on the relative average daily net assets.

Class level expenses. Class level expenses for the year ended August 31, 2018 were:

Class	Distribution and service fees	Transfer agent fees
Class A	$173,711	$64,672
Class C	23,776	2,566
Class I	—	26,833
Class R6	—	400
Class 1	24,130	—
Total	$221,617	$94,471

Trustee expenses. The Fund compensates each Trustee who is not an employee of the Advisor or its affiliates. The costs of paying Trustee compensation and expenses are allocated to the fund based on its net assets relative to other funds within the John Hancock group of funds complex.

Interfund lending program. Pursuant to an Exemptive Order issued by the SEC, the fund, along with certain other funds advised by the Advisor or its affiliates, may participate in an interfund lending program. This program provides an alternative

ANNUAL REPORT   |   JOHN HANCOCK U.S. GROWTH FUND       28

credit facility allowing the funds to borrow from, or lend money to, other participating affiliated funds. The fund's activity in this program during the period for which loans were outstanding was as follows:

Borrower or lender	Weighted average loan balance	Days outstanding	Weighted average interest rate	Interest income
Lender	$4,100,000	3	1.710%	$584

Note 5 — Fund share transactions

Transactions in fund shares for the years ended August 31, 2018 and 2017 were as follows:

		Year ended 8-31-18		Year ended 8-31-17
	Shares	Amount	Shares	Amount
Class A shares
Sold	2,960,481	$32,658,507	1,682,729	$15,408,265
Distributions reinvested	202,357	2,053,921	1,081,796	9,516,306
Repurchased	(1,549,137)	(16,818,780)	(1,990,483)	(17,859,218)
Net increase	1,613,701	$17,893,648	774,042	$7,065,353
Class C shares
Sold	400,020	$4,472,010	45,006	$407,196
Distributions reinvested	5,956	60,391	22,122	195,114
Repurchased	(52,852)	(570,784)	(39,868)	(360,041)
Net increase	353,124	$3,961,617	27,260	$242,269
Class I shares
Sold	6,275,095	$71,233,748	709,305	$6,291,125
Distributions reinvested	36,862	373,043	612,821	5,486,900
Repurchased	(813,582)	(8,980,515)	(6,261,042)	(60,677,385)
Net increase (decrease)	5,498,375	$62,626,276	(4,938,916)	$(48,899,360)
Class R6 shares
Sold	688,215	$7,785,261	131,873	$1,102,220
Distributions reinvested	8,165	82,549	—	—
Repurchased	(40,788)	(452,641)	(11,162)	(103,919)
Net increase	655,592	$7,415,169	120,711	$998,301
Class 1 shares
Sold	1,038,029	$11,607,264	616,972	$5,556,230
Distributions reinvested	186,351	1,884,009	1,208,434	10,607,165
Repurchased	(1,181,260)	(12,596,803)	(1,824,070)	(16,539,405)
Net increase	43,120	$894,470	1,336	$(376,010)
Class NAV shares
Sold	753,735	$8,446,206	332,366	$3,039,831
Distributions reinvested	38,227	388,004	12,052,302	110,688,629
Repurchased	(222,175)	(2,431,985)	(90,536,084)	(830,680,953)
Net increase (decrease)	569,787	$6,402,225	(78,151,416)	$(716,952,493)
Total net increase (decrease)	8,733,699	$99,193,405	(82,166,983)	$(757,921,940)

Affiliates of the fund owned 100% of shares of Class 1 and Class NAV on August 31, 2018. Such concentration of shareholders' capital could have a material effect on the fund if such shareholders redeem from the fund.

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Note 6 — Purchase and sale of securities

Purchases and sales of securities, other than short-term investments, amounted to $200,622,175 and $109,805,839, respectively, for the year ended August 31, 2018.

Note 7 — Industry or sector risk

The fund may invest a large percentage of its assets in one or more particular industries or sectors of the economy. If a large percentage of the fund's assets are economically tied to a single or small number of industries or sectors of the economy, the fund will be less diversified than a more broadly diversified fund, and it may cause the fund to underperform if that industry or sector underperforms. In addition, focusing on a particular industry or sector may make the fund's NAV more volatile. Further, a fund that invests in particular industries or sectors is particularly susceptible to the impact of market, economic, regulatory and other factors affecting those industries or sectors.

Note 8 — Investment in affiliated underlying funds

The fund may invest in affiliated underlying funds that are managed by the Advisor and its affiliates. Information regarding the fund's purchases and sales of the affiliated underlying funds as well as income and capital gains earned, if any, during the period is as follows:

					Dividends and distributions
Fund	Beginning share amount	Shares purchased	Shares sold	Ending share amount	Income distributions received	Capital gain distributions received	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Ending value
John Hancock Collateral Trust*	—	540,775	(540,775)	—	—	—	$126	—	—
*Refer to the Securities lending note within Note 2 for details regarding this investment.

Note 9 — Subsequent event

On September 13, 2018, the Board of Trustees approved a proposal to merge the fund into John Hancock Strategic Growth Fund, a series of John Hancock Funds III. Shareholders of the fund are expected to meet on or about March 13, 2019 to vote on the proposal. If approved, the merger is expected to be completed on or about April 12, 2019. The fund will close to new investors except as provided in the fund's prospectus after the close of business on October 31, 2018. The fund will remain open to purchases and redemptions from existing shareholders until on or about April 12, 2019.

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REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Trustees of John Hancock Funds II and Shareholders of John Hancock U.S. Growth Fund

Opinion on the Financial Statements

We have audited the accompanying statement of assets and liabilities, including the fund's investments, of John Hancock U.S. Growth Fund (one of the funds constituting John Hancock Funds II, referred to hereafter as the "Fund") as of August 31, 2018, the related statement of operations for the year ended August 31, 2018, the statements of changes in net assets for each of the two years in the period ended August 31, 2018, including the related notes, and the financial highlights for each of the periods indicated therein (collectively referred to as the "financial statements"). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of August 31, 2018, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended August 31, 2018 and the financial highlights for each of the periods indicated therein in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements are the responsibility of the Fund's management. Our responsibility is to express an opinion on the Fund's financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) ("PCAOB") and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of August 31, 2018 by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

/s/ PricewaterhouseCoopers LLP

Boston, Massachusetts

October 24, 2018

We have served as the auditor of one or more investment companies in the John Hancock group of funds since 1988.

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TAX INFORMATION

Unaudited

For federal income tax purposes, the following information is furnished with respect to the distributions of the fund, if any, paid during its taxable year ended August 31, 2018.

The fund reports the maximum amount allowable of its net taxable income as eligible for the corporate dividends-received deduction.

The fund reports the maximum amount allowable of its net taxable income as qualified dividend income as provided in the Jobs and Growth Tax Relief Reconciliation Act of 2003.

The fund paid $2,300,031 in long term capital gain dividends.

Eligible shareholders will be mailed a 2018 Form 1099-DIV in early 2019. This will reflect the tax character of all distributions paid in calendar year 2018.

Please consult a tax advisor regarding the tax consequences of your investment in the fund.

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CONTINUATION OF INVESTMENT ADVISORY AND SUBADVISORY AGREEMENTS

Evaluation of Advisory and Subadvisory Agreements by the Board of Trustees

This section describes the evaluation by the Board of Trustees (the Board) of John Hancock Funds II (the Trust) of the Advisory Agreement (the Advisory Agreement) with John Hancock Advisers, LLC (the Advisor) and the Subadvisory Agreement (the Subadvisory Agreement) with Wellington Management Company LLP (the Subadvisor), for John Hancock U.S. Growth Fund (the fund). The Advisory Agreement and Subadvisory Agreement are collectively referred to as the Agreements. Prior to the June 18-21, 2018 in-person meeting at which the Agreements were approved, the Board also discussed and considered information regarding the proposed continuation of the Agreements at an in-person meeting held on May 29-31, 2018.

Approval of Advisory and Subadvisory Agreements

At in-person meetings held on June 18-21, 2018, the Board, including the Trustees who are not parties to any Agreement or considered to be interested persons of the Trust under the Investment Company Act of 1940, as amended (the 1940 Act) (the Independent Trustees), reapproved for an annual period the continuation of the Advisory Agreement between the Trust and the Advisor and the Subadvisory Agreement between the Advisor and the Subadvisor with respect to the fund.

In considering the Advisory Agreement and the Subadvisory Agreement, the Board received in advance of the meetings a variety of materials relating to the fund, the Advisor and the Subadvisor, including comparative performance, fee and expense information for a peer group of similar funds prepared by an independent third-party provider of mutual fund data, performance information for an applicable benchmark index; and, with respect to the Subadvisor, comparative performance information for comparably managed accounts, as applicable, and other information provided by the Advisor and the Subadvisor regarding the nature, extent and quality of services provided by the Advisor and the Subadvisor under their respective Agreements, as well as information regarding the Advisor's revenues and costs of providing services to the fund and any compensation paid to affiliates of the Advisor. At the meetings at which the renewal of the Advisory Agreement and Subadvisory Agreement are considered, particular focus is given to information concerning fund performance, comparability of fees and total expenses, and profitability. However, the Board notes that the evaluation process with respect to the Advisor and the Subadvisor is an ongoing one. In this regard, the Board also took into account discussions with management and information provided to the Board (including its various committees) at prior meetings with respect to the services provided by the Advisor and the Subadvisor to the fund, including quarterly performance reports prepared by management containing reviews of investment results and prior presentations from the Subadvisor with respect to the fund. The information received and considered by the Board in connection with the May and June meetings and throughout the year was both written and oral. The Board also considered the nature, quality, and extent of non-advisory services, if any, to be provided to the fund by the Advisor's affiliates, including distribution services. The Board considered the Advisory Agreement and the Subadvisory Agreement separately in the course of its review. In doing so, the Board noted the respective roles of the Advisor and Subadvisor in providing services to the fund.

Throughout the process, the Board asked questions of and requested additional information from management. The Board is assisted by counsel for the Trust and the Independent Trustees are also separately assisted by independent legal counsel throughout the process. The Independent Trustees also received a memorandum from their independent legal counsel discussing the legal standards for their consideration of the proposed continuation of the Agreements and discussed the proposed continuation of the Agreements in private sessions with their independent legal counsel at which no representatives of management were present.

Approval of Advisory Agreement

In approving the Advisory Agreement with respect to the fund, the Board, including the Independent Trustees, considered a variety of factors, including those discussed below. The Board also considered other factors (including conditions and trends prevailing generally in the economy, the securities markets, and the industry) and did not treat any single factor as determinative, and each Trustee may have attributed different weights to different factors. The Board's conclusions may be

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based in part on its consideration of the advisory and subadvisory arrangements in prior years and on the Board's ongoing regular review of fund performance and operations throughout the year.

Nature, extent, and quality of services. Among the information received by the Board from the Advisor relating to the nature, extent, and quality of services provided to the fund, the Board reviewed information provided by the Advisor relating to its operations and personnel, descriptions of its organizational and management structure, and information regarding the Advisor's compliance and regulatory history, including its Form ADV. The Board also noted that on a regular basis it receives and reviews information from the Trust's Chief Compliance Officer (CCO) regarding the fund's compliance policies and procedures established pursuant to Rule 38a-1 under the 1940 Act. The Board observed that the scope of services provided by the Advisor, and of the undertakings required of the Advisor in connection with those services, including maintaining and monitoring its own and the fund's compliance programs, risk management programs, liquidity management programs and cybersecurity programs, had expanded over time as a result of regulatory, market and other developments. The Board considered that the Advisor is responsible for the management of the day-to-day operations of the fund, including, but not limited to, general supervision of and coordination of the services provided by the Subadvisor, and is also responsible for monitoring and reviewing the activities of the Subadvisor and other third-party service providers. The Board also considered the significant risks assumed by the Advisor in connection with the services provided to the fund including entrepreneurial risk in sponsoring new funds and ongoing risks including investment, operational, enterprise, litigation, regulatory and compliance risks with respect to all funds.

In considering the nature, extent, and quality of the services provided by the Advisor, the Trustees also took into account their knowledge of the Advisor's management and the quality of the performance of the Advisor's duties, through Board meetings, discussions and reports during the preceding year and through each Trustee's experience as a Trustee of the Trust and of the other trusts in the John Hancock group of funds complex (the John Hancock Fund Complex).

In the course of their deliberations regarding the Advisory Agreement, the Board considered, among other things:

(a)	the skills and competency with which the Advisor has in the past managed the Trust's affairs and its subadvisory relationship, the Advisor's oversight and monitoring of the Subadvisor's investment performance and compliance programs, such as the Subadvisor's compliance with fund policies and objectives, review of brokerage matters, including with respect to trade allocation and best execution and the Advisor's timeliness in responding to performance issues;
(b)	the background, qualifications and skills of the Advisor's personnel;
(c)	the Advisor's compliance policies and procedures and its responsiveness to regulatory changes and fund industry developments;
(d)	the Advisor's administrative capabilities, including its ability to supervise the other service providers for the fund, as well as the Advisor's oversight of any securities lending activity, its monitoring of class action litigation and collection of class action settlements on behalf of the fund, and bringing loss recovery actions on behalf of the fund;
(e)	the financial condition of the Advisor and whether it has the financial wherewithal to provide a high level and quality of services to the fund;
(f)	the Advisor's initiatives intended to improve various aspects of the Trust's operations and investor experience with the fund; and
(g)	the Advisor's reputation and experience in serving as an investment advisor to the Trust and the benefit to shareholders of investing in funds that are part of a family of funds offering a variety of investments.

The Board concluded that the Advisor may reasonably be expected to continue to provide a high quality of services under the Advisory Agreement with respect to the fund.

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Investment performance. In considering the fund's performance, the Board noted that it reviews at its regularly scheduled meetings information about the fund's performance results. In connection with the consideration of the Advisory Agreement, the Board:

(a)	reviewed information prepared by management regarding the fund's performance;
(b)	considered the comparative performance of an applicable benchmark index;
(c)	considered the performance of comparable funds, if any, as included in the report prepared by an independent third-party provider of fund data; and
(d)	took into account the Advisor's analysis of the fund's performance and its plans and recommendations regarding the Trust's subadvisory arrangements generally.

The Board noted that while it found the data provided by the independent third-party generally useful it recognized its limitations, including in particular that the data may vary depending on the end date selected and the results of the performance comparisons may vary depending on the selection of the peer group. The Board noted that the fund underperformed its benchmark index and peer group average for the one-, three- and five-year periods ended December 31, 2017. The Board took into account management's discussion of the fund's performance. The Board concluded that the fund's performance is being monitored and reasonably addressed, where appropriate. The Board also noted that a new Subadvisor was appointed in September 2016, and that the fund's longer term performance in part reflects that of the previous subadvisor.

Fees and expenses. The Board reviewed comparative information prepared by an independent third-party provider of mutual fund data, including, among other data, the fund's contractual and net management fees (and subadvisory fees, to the extent available) and total expenses as compared to similarly situated investment companies deemed to be comparable to the fund in light of the nature, extent and quality of the management and advisory and subadvisory services provided by the Advisor and the Subadvisor. The Board considered the fund's ranking within a smaller group of peer funds chosen by the independent third-party provider, as well as the fund's ranking within a broader group of funds. In comparing the fund's contractual and net management fees to those of comparable funds, the Board noted that such fees include both advisory and administrative costs. The Board noted that net management fees and total expenses for the fund are lower than the peer group median.

The Board took into account management's discussion with respect to the overall management fee and the fees of the Subadvisor, including the amount of the advisory fee retained by the Advisor after payment of the subadvisory fee, in each case in light of the services rendered for those amounts and the risks undertaken by the Advisor. The Board also noted that the Advisor pays the subadvisory fee, and that such fees are negotiated at arm's length with respect to the Subadvisor. In addition, the Board took into account that management had agreed to implement an overall fee waiver across the complex, including the fund, which is discussed further below. The Board also noted actions taken over the past several years to reduce the fund's operating expenses. The Board also noted that, in addition, the Advisor is currently waiving fees and/or reimbursing expenses with respect to the fund and that the fund has breakpoints in its contractual management fee schedule that reduces management fees as assets increase. The Board reviewed information provided by the Advisor concerning the investment advisory fee charged by the Advisor or one of its advisory affiliates to other clients (including other funds in the John Hancock Fund Complex) having similar investment mandates, if any. The Board considered any differences between the Advisor's and Subadvisor's services to the fund and the services they provide to other comparable clients or funds. The Board concluded that the advisory fee paid with respect to the fund is reasonable in light of the nature, extent and quality of the services provided to the fund under the Advisory Agreement.

Profitability/Fall out benefits. In considering the costs of the services to be provided and the profits to be realized by the Advisor and its affiliates from the Advisor's relationship with the Trust, the Board:

(a)	reviewed financial information of the Advisor;
(b)	reviewed and considered information presented by the Advisor regarding the net profitability to the Advisor and its affiliates with respect to the fund;
ANNUAL REPORT   |   JOHN HANCOCK U.S. GROWTH FUND       35

(c)	received and reviewed profitability information with respect to the John Hancock Fund Complex as a whole and with respect to the fund;
(d)	received information with respect to the Advisor's allocation methodologies used in preparing the profitability data and considered that the Advisor hired an independent third-party consultant to provide an analysis of the Advisor's allocation methodologies;
(e)	considered that the John Hancock insurance companies that are affiliates of the Advisor, as shareholders of the Trust directly or through their separate accounts, receive certain tax credits or deductions relating to foreign taxes paid and dividends received by certain funds of the Trust and noted that these tax benefits, which are not available to participants in qualified retirement plans under applicable income tax law, are reflected in the profitability information reviewed by the Board;
(f)	considered that the Advisor also provides administrative services to the fund on a cost basis pursuant to an administrative services agreement;
(g)	noted that affiliates of the Advisor provide transfer agency services and distribution services to the fund, and that the fund's distributor also receives Rule 12b-1 payments to support distribution of the fund;
(h)	noted that the Advisor also derives reputational and other indirect benefits from providing advisory services to the fund;
(i)	noted that the subadvisory fee for the fund is paid by the Advisor and is negotiated at arm's length;
(j)	considered the Advisor's ongoing costs and expenditures necessary to improve services, meet new regulatory and compliance requirements, and adapt to other challenges impacting the fund industry; and
(k)	considered that the Advisor should be entitled to earn a reasonable level of profits in exchange for the level of services it provides to the fund and the risks that it assumes as Advisor, including entrepreneurial, operational, reputational, litigation and regulatory risk.

Based upon its review, the Board concluded that the level of profitability, if any, of the Advisor and its affiliates from their relationship with the fund was reasonable and not excessive.

Economies of scale. In considering the extent to which economies of scale would be realized as the fund grows and whether fee levels reflect these economies of scale for the benefit of fund shareholders, the Board:

(a)	considered that the Advisor has contractually agreed to waive a portion of its management fee for certain funds of the John Hancock Fund Complex, including the fund (the participating portfolios) or otherwise reimburse the expenses of the participating portfolios (the reimbursement). This waiver is based upon aggregate net assets of all the participating portfolios. The amount of the reimbursement is calculated daily and allocated among all the participating portfolios in proportion to the daily net assets of each fund;
(b)	reviewed the fund's advisory fee structure and concluded that: (i) the fund's fee structure contains breakpoints at the subadvisory fee level and that such breakpoints are reflected as breakpoints in the advisory fees for the fund; and (ii) although economies of scale cannot be measured with precision, these arrangements permit shareholders of the fund to benefit from economies of scale if the fund grows. The Board also took into account management's discussion of the fund's advisory fee structure; and the Board also considered the effect of the fund's growth in size on its performance and fees. The Board also noted that if the fund's assets increase over time, the fund may realize other economies of scale.
(c)	the Board also considered the effect of the fund's growth in size on its performance and fees. The Board also noted that if the fund's assets increase over time, the fund may realize other economies of scale.
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Approval of Subadvisory Agreement

In making its determination with respect to approval of the Subadvisory Agreement, the Board reviewed:

(1)	information relating to the Subadvisor's business, including current subadvisory services to the Trust (and other funds in the John Hancock Fund Complex);
(2)	the historical and current performance of the fund and comparative performance information relating to an applicable benchmark index and comparable funds;
(3)	the subadvisory fee for the fund, including any breakpoints, and to the extent available, comparable fee information prepared by an independent third party provider of fund data; and
(4)	information relating to the nature and scope of any material relationships and their significance to the Trust's Advisor and Subadvisor.

Nature, extent, and quality of services. With respect to the services provided by the Subadvisor, the Board received information provided to the Board by the Subadvisor, including the Subadvisor's Form ADV, as well as took into account information presented throughout the past year. The Board considered the Subadvisor's current level of staffing and its overall resources, as well as received information relating to the Subadvisor's compensation program. The Board reviewed the Subadvisor's history and investment experience, as well as information regarding the qualifications, background, and responsibilities of the Subadvisor's investment and compliance personnel who provide services to the fund. The Board also considered, among other things, the Subadvisor's compliance program and any disciplinary history. The Board also considered the Subadvisor's risk assessment and monitoring process. The Board reviewed the Subadvisor's regulatory history, including whether it was involved in any regulatory actions or investigations as well as material litigation, and any settlements and amelioratory actions undertaken, as appropriate. The Board noted that the Advisor conducts regular, periodic reviews of the Subadvisor and its operations, including regarding investment processes and organizational and staffing matters. The Board also noted that the Trust's CCO and his staff conduct regular, periodic compliance reviews with the Subadvisor and present reports to the Independent Trustees regarding the same, which includes evaluating the regulatory compliance systems of the Subadvisor and procedures reasonably designed to assure compliance with the federal securities laws. The Board also took into account the financial condition of the Subadvisor.

The Board considered the Subadvisor's investment process and philosophy. The Board took into account that the Subadvisor's responsibilities include the development and maintenance of an investment program for the fund that is consistent with the fund's investment objective, the selection of investment securities and the placement of orders for the purchase and sale of such securities, as well as the implementation of compliance controls related to performance of these services. The Board also received information with respect to the Subadvisor's brokerage policies and practices, including with respect to best execution and soft dollars.

Subadvisor compensation. In considering the cost of services to be provided by the Subadvisor and the profitability to the Subadvisor of its relationship with the fund, the Board noted that the fees under the Subadvisory Agreement are paid by the Advisor and not the fund.

The Board also relied on the ability of the Advisor to negotiate the Subadvisory Agreement with the Subadvisor, which is not affiliated with the Advisor, and the fees thereunder at arm's length. As a result, the costs of the services to be provided and the profits to be realized by the Subadvisor from its relationship with the Trust were not a material factor in the Board's consideration of the Subadvisory Agreement.

The Board also received information regarding the nature and scope (including their significance to the Advisor and its affiliates and to the Subadvisor) of any material relationships with respect to the Subadvisor, which include arrangements in which the Subadvisor or its affiliates provide advisory, distribution, or management services in connection with financial products sponsored by the Advisor or its affiliates, and may include other registered investment companies, a 529 education savings plan, managed separate accounts and exempt group annuity contracts sold to qualified plans. The Board also

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received information and took into account any other potential conflicts of interest the Advisor might have in connection with the Subadvisory Agreement.

In addition, the Board considered other potential indirect benefits that the Subadvisor and its affiliates may receive from the Subadvisor's relationship with the fund, such as the opportunity to provide advisory services to additional funds in the John Hancock Fund Complex and reputational benefits.

Subadvisory fees. The Board considered that the fund pays an advisory fee to the Advisor and that, in turn, the Advisor pays a subadvisory fee to the Subadvisor. As noted above, the Board also considered the fund's subadvisory fees as compared to similarly situated investment companies deemed to be comparable to the fund as included in the report prepared by the independent third party provider of fund data, to the extent available. The Board also took into account the subadvisory fees paid by the Advisor to the Subadvisor with respect to the fund and compared them to fees charged by the Subadvisor to manage other subadvised portfolios and portfolios not subject to regulation under the 1940 Act, as applicable.

Subadvisor performance. As noted above, the Board considered the fund's performance as compared to the fund's peer group and the benchmark index and noted that the Board reviews information about the fund's performance results at its regularly scheduled meetings. The Board noted the Advisor's expertise and resources in monitoring the performance, investment style and risk-adjusted performance of the Subadvisor. The Board was mindful of the Advisor's focus on the Subadvisor's performance. The Board also noted the Subadvisor's long-term performance record for similar accounts, as applicable.

The Board's decision to approve the Subadvisory Agreement was based on a number of determinations, including the following:

(1)	the Subadvisor has extensive experience and demonstrated skills as a manager;
(2)	the performance of the fund is being monitored and reasonably addressed, where appropriate;
(3)	the Subadvisor assumed portfolio management responsibilities in September 2016;
(4)	the subadvisory fee is reasonable in relation to the level and quality of services being provided under the Subadvisory Agreement; and
(5)	noted that the subadvisory fees are paid by the Advisor not the fund and that the subadvisory fee breakpoints are reflected as breakpoints in the advisory fees for the fund in order to permit shareholders to benefit from economies of scale if the fund grows.

* * *

Based on the Board's evaluation of all factors that the Board deemed to be material, including those factors described above, the Board, including the Independent Trustees, concluded that renewal of the Advisory Agreement and the Subadvisory Agreement would be in the best interest of the fund and its shareholders. Accordingly, the Board, and the Independent Trustees voting separately, approved the Advisory Agreement and Subadvisory Agreement for an additional one-year period.

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Trustees and Officers

This chart provides information about the Trustees and Officers who oversee your John Hancock fund. Officers elected by the Trustees manage the day-to-day operations of the fund and execute policies formulated by the Trustees.

Independent Trustees

Name, year of birth Position(s) held with Trust Principal occupation(s) and other directorships during past 5 years	Trustee of the Trust since[1]	Number of John Hancock funds overseen by Trustee
Hassell H. McClellan, Born: 1945	2005	216
Trustee and Chairperson of the Board
Director/Trustee, Virtus Funds (since 2008); Director, The Barnes Group (since 2010); Associate Professor, The Wallace E. Carroll School of Management, Boston College (retired 2013). Trustee (since 2014) and Chairperson of the Board (since 2017), John Hancock Collateral Trust; Trustee (since 2015) and Chairperson of the Board (since 2017), John Hancock Exchange-Traded Fund Trust; Trustee (since 2012) and Chairperson of the Board (since 2017), John Hancock retail funds[3]; Trustee (2005-2006 and since 2012) and Chairperson of the Board (since 2017), John Hancock Funds III; Trustee (since 2005) and Chairperson of the Board (since 2017), John Hancock Variable Insurance Trust and John Hancock Funds II.

Charles L. Bardelis,[2] Born: 1941	2005	216
Trustee
Director, Island Commuter Corp. (marine transport). Trustee, John Hancock Collateral Trust (since 2014), Trustee, John Hancock Exchange-Traded Fund Trust (since 2015); Trustee, John Hancock retail funds[3] (since 2012); Trustee, John Hancock Funds III (2005-2006 and since 2012); Trustee, John Hancock Variable Insurance Trust (since 1988); Trustee, John Hancock Funds II (since 2005).

James R. Boyle, Born: 1959	2015	216
Trustee
Chief Executive Officer, Foresters Financial (since 2018); Chairman and Chief Executive Officer, Zillion Group, Inc. (formerly HealthFleet, Inc.) (healthcare) (2014-2018); Executive Vice President and Chief Executive Officer, U.S. Life Insurance Division of Genworth Financial, Inc. (insurance) (January 2014-July 2014); Senior Executive Vice President, Manulife Financial Corporation, President and Chief Executive Officer, John Hancock (1999-2012); Chairman and Director, John Hancock Advisers, LLC, John Hancock Funds, LLC, and John Hancock Investment Management Services, LLC (2005-2010). Trustee, John Hancock Collateral Trust and John Hancock Exchange-Traded Fund Trust (since 2015); Trustee, John Hancock retail funds[3] (2005-2010; 2012-2014 and since 2015); Trustee, John Hancock Variable Insurance Trust and John Hancock Funds II (2005-2014 and since 2015).

Peter S. Burgess,[2] Born: 1942	2005	216
Trustee
Consultant (financial, accounting, and auditing matters) (since 1999); Certified Public Accountant; Partner, Arthur Andersen (independent public accounting firm) (prior to 1999); Director, Lincoln Educational Services Corporation (since 2004); Director, Symetra Financial Corporation (2010-2016); Director, PMA Capital Corporation (2004-2010). Trustee, John Hancock Collateral Trust (since 2014); Trustee, John Hancock Exchange-Traded Fund Trust (since 2015); Trustee, John Hancock retail funds[3] (since 2012); Trustee, John Hancock Funds III (2005-2006 and since 2012); Trustee, John Hancock Variable Insurance Trust and John Hancock Funds II (since 2005).

William H. Cunningham, Born: 1944	2012	216
Trustee
Professor, University of Texas, Austin, Texas (since 1971); former Chancellor, University of Texas System and former President of the University of Texas, Austin, Texas; Chairman (since 2009) and Director (since 2006), Lincoln National Corporation (insurance); Director, Southwest Airlines (since 2000); former Director, LIN Television (2009-2014). Trustee, John Hancock retail funds[3] (since 1986); Trustee, John Hancock Variable Insurance Trust (since 2012); Trustee, John Hancock Funds II (2005-2006 and since 2012); Trustee, John Hancock Collateral Trust (since 2014); Trustee, John Hancock Exchange-Traded Fund Trust (since 2015).

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Independent Trustees (continued)

Name, year of birth Position(s) held with Trust Principal occupation(s) and other directorships during past 5 years	Trustee of the Trust since[1]	Number of John Hancock funds overseen by Trustee
Grace K. Fey, Born: 1946	2008	216
Trustee
Chief Executive Officer, Grace Fey Advisors (since 2007); Director and Executive Vice President, Frontier Capital Management Company (1988-2007); Director, Fiduciary Trust (since 2009). Trustee, John Hancock Collateral Trust (since 2014); Trustee, John Hancock Exchange-Traded Fund Trust (since 2015); Trustee, John Hancock retail funds[3] (since 2012); Trustee, John Hancock Variable Insurance Trust and John Hancock Funds II (since 2008).

Theron S. Hoffman,[2] Born: 1947	2008	216
Trustee
Chief Executive Officer, T. Hoffman Associates, LLC (consulting firm) (since 2003); Director, The Todd Organization (consulting firm) (2003-2010); President, Westport Resources Management (investment management consulting firm) (2006-2008); Board Member, Senior Managing Director, Partner, and Operating Head, Putnam Investments (2000-2003); Executive Vice President, The Thomson Corp. (financial and legal information publishing) (1997-2000). Trustee, John Hancock Collateral Trust (since 2014); Trustee, John Hancock Exchange-Traded Fund Trust (since 2015); Trustee, John Hancock retail funds[3] (since 2012); Trustee, John Hancock Variable Insurance Trust and John Hancock Funds II (since 2008).

Deborah C. Jackson, Born: 1952	2012	216
Trustee
President, Cambridge College, Cambridge, Massachusetts (since 2011); Board of Directors, National Association of Corporate Directors/New England (since 2015); Board of Directors, Association of Independent Colleges and Universities of Massachusetts (since 2014); Chief Executive Officer, American Red Cross of Massachusetts Bay (2002-2011); Board of Directors of Eastern Bank Corporation (since 2001); Board of Directors of Eastern Bank Charitable Foundation (since 2001); Board of Directors of American Student Assistance Corporation (1996-2009); Board of Directors of Boston Stock Exchange (2002-2008); Board of Directors of Harvard Pilgrim Healthcare (health benefits company) (2007-2011). Trustee, John Hancock retail funds[3] (since 2008); Trustee, John Hancock Variable Insurance Trust and John Hancock Funds II (since 2012); Trustee, John Hancock Collateral Trust (since 2014); and Trustee, John Hancock Exchange-Traded Fund Trust (since 2015).

James M. Oates, Born: 1946	2005	216

Trustee
Managing Director, Wydown Group (financial consulting firm) (since 1994); Chairman and Director, Emerson Investment Management, Inc. (2000-2015); Independent Chairman, Hudson Castle Group, Inc. (formerly IBEX Capital Markets, Inc.) (financial services company) (1997-2011); Director, Stifel Financial (since 1996); Director, Investor Financial Services Corporation (1995-2007); Director, Connecticut River Bancorp (1998-2014); Director/Trustee, Virtus Funds (since 1988). Trustee (since 2014) and Chairperson of the Board (2014-2016), John Hancock Collateral Trust; Trustee (since 2015) and Chairperson of the Board (2015-2016), John Hancock Exchange-Traded Fund Trust; Trustee (since 2012) and Chairperson of the Board (2012-2016), John Hancock retail funds[3]; Trustee (2005-2006 and since 2012) and Chairperson of the Board (2012-2016), John Hancock Funds III; Trustee (since 2004) and Chairperson of the Board (2005-2016), John Hancock Variable Insurance Trust; Trustee (since 2005) and Chairperson of the Board, John Hancock Funds II (2005-2016).

Steven R. Pruchansky, Born: 1944	2012	216
Trustee and Vice Chairperson of the Board
Managing Director, Pru Realty (since 2017); Chairman and Chief Executive Officer, Greenscapes of Southwest Florida, Inc. (since 2000); Director and President, Greenscapes of Southwest Florida, Inc. (until 2000); Member, Board of Advisors, First American Bank (until 2010); Managing Director, Jon James, LLC (real estate) (since 2000); Partner, Right Funding, LLC (2014-2017); Director, First Signature Bank & Trust Company (until 1991); Director, Mast Realty Trust (until 1994); President, Maxwell Building Corp. (until 1991). Trustee (since 1992) and Chairperson of the Board (2011-2012), John Hancock retail funds[3]; Trustee and Vice Chairperson of the Board, John Hancock retail funds[3] John Hancock Variable Insurance Trust, and John Hancock Funds II (since 2012); Trustee and Vice Chairperson of the Board, John Hancock Collateral Trust (since 2014); Trustee and Vice Chairperson of the Board, John Hancock Exchange-Traded Fund Trust (since 2015).

ANNUAL REPORT   |   JOHN HANCOCK U.S. GROWTH FUND       40

Independent Trustees (continued)

Name, year of birth Position(s) held with Trust Principal occupation(s) and other directorships during past 5 years	Trustee of the Trust since[1]	Number of John Hancock funds overseen by Trustee
Gregory A. Russo, Born: 1949	2012	216
Trustee
Director and Audit Committee Chairman (since 2012), and Member, Audit Committee and Finance Committee (since 2011), NCH Healthcare System, Inc. (holding company for multi-entity healthcare system); Director and Member (since 2012) and Finance Committee Chairman (since 2014), The Moorings, Inc. (nonprofit continuing care community); Vice Chairman, Risk & Regulatory Matters, KPMG LLP (KPMG) (2002-2006); Vice Chairman, Industrial Markets, KPMG (1998-2002); Chairman and Treasurer, Westchester County, New York, Chamber of Commerce (1986-1992); Director, Treasurer, and Chairman of Audit and Finance Committees, Putnam Hospital Center (1989-1995); Director and Chairman of Fundraising Campaign, United Way of Westchester and Putnam Counties, New York (1990-1995). Trustee, John Hancock retail funds[3] (since 2008); Trustee, John Hancock Variable Insurance Trust and John Hancock Funds II (since 2012); Trustee, John Hancock Collateral Trust (since 2014); Trustee, John Hancock Exchange-Traded Fund Trust (since 2015).

Non-Independent Trustees4

Name, year of birth Position(s) held with Trust Principal occupation(s) and other directorships during past 5 years	Trustee of the Trust since[1]	Number of John Hancock funds overseen by Trustee
Andrew G. Arnott, Born: 1971	2017	216
President and Non-Independent Trustee
Executive Vice President, John Hancock Financial Services (since 2009, including prior positions); Director and Executive Vice President, John Hancock Advisers, LLC (since 2005, including prior positions); Director and Executive Vice President, John Hancock Investment Management Services, LLC (since 2006, including prior positions); President, John Hancock Funds, LLC (since 2004, including prior positions); President, John Hancock retail funds,[3] John Hancock Variable Insurance Trust, and John Hancock Funds II (since 2007, including prior positions); President, John Hancock Collateral Trust and John Hancock Exchange-Traded Fund Trust (since 2014). Trustee, John Hancock Collateral Trust, John Hancock Exchange-Traded Fund Trust, John Hancock retail funds,[3] John Hancock Variable Insurance Trust, and John Hancock Funds II (since 2017).

Marianne Harrison, Born: 1963	2018	216
Non-Independent Trustee
President and CEO, John Hancock (since 2017); President and CEO, Manulife Canadian Division (2013-2017); Member, Board of Directors, American Council of Life Insurers (ACLI) (since 2018); Member, Board of Directors, Communitech, an industry-led innovation center that fosters technology companies in Canada (since 2017); Member, Board of Directors, Manulife Assurance Canada (since 2015); Board Member, St. Mary's General Hospital Foundation (since 2014); Member, Board of Directors, Manulife Bank of Canada (since 2013); Member, Standing Committee of the Canadian Life & Health Assurance Association (since 2013); Member, Board of Directors, John Hancock USA, John Hancock Life & Health, John Hancock New York (2012-2013). Trustee, John Hancock Collateral Trust, John Hancock Exchange-Traded Fund Trust, John Hancock retail funds[3], John Hancock Variable Insurance Trust, and John Hancock Funds II (since 2018).

Warren A. Thomson, Born: 1955	2012	216
Non-Independent Trustee
Senior Executive Vice President and Chief Investment Officer, Manulife Financial Corporation and The Manufacturers Life Insurance Company (since 2009); Chairman, Manulife Asset Management (since 2001, including prior positions); Director and Chairman, Manulife Asset Management Limited (since 2006); Director and Chairman, Hancock Natural Resources Group, Inc. (since 2013). Trustee, John Hancock retail funds,[3] John Hancock Variable Insurance Trust, and John Hancock Funds II (since 2012); Trustee, John Hancock Collateral Trust (since 2014); Trustee, John Hancock Exchange-Traded Fund Trust (since 2015).

ANNUAL REPORT   |   JOHN HANCOCK U.S. GROWTH FUND       41

Principal officers who are not Trustees

Name, year of birth Position(s) held with Trust Principal occupation(s) during past 5 years	Officer of the Trust since
John J. Danello, Born: 1955	2014
Senior Vice President, Secretary, and Chief Legal Officer
Vice President and Chief Counsel, John Hancock Wealth Management (since 2005); Senior Vice President (since 2007) and Chief Legal Counsel (2007-2010), John Hancock Funds, LLC and The Berkeley Financial Group, LLC; Senior Vice President (since 2006, including prior positions) and Chief Legal Officer and Secretary (since 2014), John Hancock retail funds,[3] John Hancock Funds II and John Hancock Variable Insurance Trust; Senior Vice President, Secretary and Chief Legal Officer, John Hancock Collateral Trust and John Hancock Exchange-Traded Fund Trust (since 2014); Vice President, John Hancock Life & Health Insurance Company (since 2009); Vice President, John Hancock Life Insurance Company (USA) and John Hancock Life Insurance Company of New York (since 2010); and Senior Vice President, Secretary and Chief Legal Counsel (2007-2014, including prior positions) of John Hancock Advisers, LLC and John Hancock Investment Management Services, LLC.

Francis V. Knox, Jr., Born: 1947	2005
Chief Compliance Officer
Vice President, John Hancock Financial Services (since 2005); Chief Compliance Officer, John Hancock retail funds,[3] John Hancock Variable Insurance Trust, John Hancock Funds II, John Hancock Advisers, LLC, and John Hancock Investment Management Services, LLC (since 2005); Chief Compliance Officer, John Hancock Collateral Trust and John Hancock Exchange-Traded Fund Trust (since 2014).

Charles A. Rizzo, Born: 1957	2007
Chief Financial Officer
Vice President, John Hancock Financial Services (since 2008); Senior Vice President, John Hancock Advisers, LLC and John Hancock Investment Management Services, LLC (since 2008); Chief Financial Officer, John Hancock retail funds,[3] John Hancock Variable Insurance Trust and John Hancock Funds II (since 2007); Chief Financial Officer, John Hancock Collateral Trust and John Hancock Exchange-Traded Fund Trust (since 2014).

Salvatore Schiavone, Born: 1965	2009
Treasurer
Assistant Vice President, John Hancock Financial Services (since 2007); Vice President, John Hancock Advisers, LLC and John Hancock Investment Management Services, LLC (since 2007); Treasurer, John Hancock retail funds[3] (since 2007, including prior positions); Treasurer, John Hancock Variable Insurance Trust and John Hancock Funds II (2007-2009 and since 2010, including prior positions); Treasurer, John Hancock Collateral Trust and John Hancock Exchange-Traded Fund Trust (since 2014).

The business address for all Trustees and Officers is 601 Congress Street, Boston, Massachusetts 02210-2805.

The Statement of Additional Information of the fund includes additional information about members of the Board of Trustees of the Trust and is available without charge, upon request, by calling 800-225-5291.

1	Each Trustee holds office until his or her successor is elected and qualified, or until the Trustee's death, retirement, resignation, or removal. Mr. Boyle has served as Trustee at various times prior to the date listed in the table.
2	Member of the Audit Committee.
3	"John Hancock retail funds" comprises John Hancock Funds III and 40 other John Hancock funds consisting of 30 series of other John Hancock trusts and 10 closed-end funds.
4	The Trustee is a Non-Independent Trustee due to current or former positions with the Advisor and certain affiliates.
ANNUAL REPORT   |   JOHN HANCOCK U.S. GROWTH FUND       42

More information

Trustees

Hassell H. McClellan, Chairperson
Steven R. Pruchansky, Vice Chairperson
Andrew G. Arnott†
Charles L. Bardelis*
James R. Boyle
Peter S. Burgess*
William H. Cunningham
Grace K. Fey
Marianne Harrison†#
Theron S. Hoffman*
Deborah C. Jackson
James M. Oates
Gregory A. Russo
Warren A. Thomson†

Officers

Andrew G. Arnott
President

John J. Danello
Senior Vice President, Secretary,
and Chief Legal Officer

Francis V. Knox, Jr.
Chief Compliance Officer

Charles A. Rizzo
Chief Financial Officer

Salvatore Schiavone
Treasurer

Investment advisor

John Hancock Advisers, LLC

Subadvisor

Wellington Management Company, LLP

Principal distributor

John Hancock Funds, LLC

Custodian

State Street Bank and Trust Company

Transfer agent

John Hancock Signature Services, Inc.

Legal counsel

K&L Gates LLP

Independent registered public accounting firm

PricewaterhouseCoopers LLP

*Member of the Audit Committee
†Non-Independent Trustee
#Effective 6-19-18

The fund's proxy voting policies and procedures, as well as the fund proxy voting record for the most recent twelve-month period ended June 30, are available free of charge on the Securities and Exchange Commission (SEC) website at sec.gov or on our website.

The fund's complete list of portfolio holdings, for the first and third fiscal quarters, is filed with the SEC on Form N-Q. The fund's Form N-Q is available on our website and the SEC's website, sec.gov, and can be reviewed and copied (for a fee) at the SEC's Public Reference Room in Washington, DC. Call 800-SEC-0330 to receive information on the operation of the SEC's Public Reference Room.

We make this information on your fund, as well as monthly portfolio holdings, and other fund details available on our website at jhinvestments.com or by calling 800-225-5291.

You can also contact us:
800-225-5291 jhinvestments.com	Regular mail: John Hancock Signature Services, Inc. P.O. Box 55913 Boston, MA 02205-5913	Express mail: John Hancock Signature Services, Inc. Suite 55913 30 Dan Road Canton, MA 02021

ANNUAL REPORT   |   JOHN HANCOCK U.S. GROWTH FUND       43

John Hancock family of funds

DOMESTIC EQUITY FUNDS

Blue Chip Growth

Classic Value

Disciplined Value

Disciplined Value Mid Cap

Equity Income

Financial Industries

Fundamental All Cap Core

Fundamental Large Cap Core

Fundamental Large Cap Value

Natural Resources

New Opportunities

Regional Bank

Small Cap Core

Small Cap Growth

Small Cap Value

Strategic Growth

U.S. Global Leaders Growth

U.S. Growth

Value Equity

GLOBAL AND INTERNATIONAL EQUITY FUNDS

Disciplined Value International

Emerging Markets

Emerging Markets Equity

Fundamental Global Franchise

Global Equity

Global Shareholder Yield

Greater China Opportunities

International Growth

International Small Company

International Value Equity

INCOME FUNDS

Bond

California Tax-Free Income

Emerging Markets Debt

Floating Rate Income

Government Income

High Yield

High Yield Municipal Bond

Income

Investment Grade Bond

Money Market

Short Duration Credit Opportunities

Spectrum Income

Strategic Income Opportunities

Tax-Free Bond

ALTERNATIVE AND SPECIALTY FUNDS

Absolute Return Currency

Alternative Asset Allocation

Enduring Assets

Global Absolute Return Strategies

Global Conservative Absolute Return

Global Focused Strategies

Redwood

Seaport Long/Short

Technical Opportunities

A fund's investment objectives, risks, charges, and expenses should be considered carefully before investing. The prospectus contains this and other important information about the fund. To obtain a prospectus, contact your financial professional, call John Hancock Investments at 800-225-5291, or visit our website at jhinvestments.com. Please read the prospectus carefully before investing or sending money.

ASSET ALLOCATION

Balanced

Income Allocation

Multi-Index Lifetime Portfolios

Multi-Index Preservation Portfolios

Multimanager Lifestyle Portfolios

Multimanager Lifetime Portfolios

Retirement Income 2040

EXCHANGE-TRADED FUNDS

John Hancock Multifactor Consumer Discretionary ETF

John Hancock Multifactor Consumer Staples ETF

John Hancock Multifactor Developed International ETF

John Hancock Multifactor Energy ETF

John Hancock Multifactor Financials ETF

John Hancock Multifactor Healthcare ETF

John Hancock Multifactor Industrials ETF

John Hancock Multifactor Large Cap ETF

John Hancock Multifactor Materials ETF

John Hancock Multifactor Mid Cap ETF

John Hancock Multifactor Small Cap ETF

John Hancock Multifactor Technology ETF

John Hancock Multifactor Utilities ETF

ENVIRONMENTAL, SOCIAL, AND GOVERNANCE FUNDS

ESG All Cap Core

ESG Core Bond

ESG International Equity

ESG Large Cap Core

CLOSED-END FUNDS

Financial Opportunities

Hedged Equity & Income

Income Securities Trust

Investors Trust

Preferred Income

Preferred Income II

Preferred Income III

Premium Dividend

Tax-Advantaged Dividend Income

Tax-Advantaged Global Shareholder Yield

John Hancock Multifactor ETF shares are bought and sold at market price (not NAV), and are not individually redeemed from the fund. Brokerage commissions will reduce returns.

John Hancock ETFs are distributed by Foreside Fund Services, LLC, and are subadvised by Dimensional Fund Advisors LP.
Foreside is not affiliated with John Hancock Funds, LLC or Dimensional Fund Advisors LP.

Dimensional Fund Advisors LP receives compensation from John Hancock in connection with licensing rights to the
John Hancock Dimensional indexes. Dimensional Fund Advisors LP does not sponsor, endorse, or sell, and makes no representation as to the advisability of investing in, John Hancock Multifactor ETFs.

John Hancock Investments

A trusted brand

John Hancock Investments is a premier asset manager representing one of
America's most trusted brands, with a heritage of financial stewardship dating back to 1862. Helping our shareholders pursue their financial goals is at the core of everything we do. It's why we support the role of professional financial advice and operate with the highest standards of conduct and integrity.

A better way to invest

We serve investors globally through a unique multimanager approach:
We search the world to find proven portfolio teams with specialized expertise for every strategy we offer, then we apply robust investment oversight to ensure they continue to meet our uncompromising standards and serve the best interests of our shareholders.

Results for investors

Our unique approach to asset management enables us to provide a diverse set of investments backed by some of the world's best managers, along with strong risk-adjusted returns across asset classes.

John Hancock Funds, LLC ■ Member FINRA, SIPC 601 Congress Street ■ Boston, MA 02210-2805 800-225-5291 ■ jhinvestments.com
This report is for the information of the shareholders of John Hancock U.S. Growth Fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by a prospectus.
MF601593	390A 8/18 10/18

John Hancock

Multi-Index Lifetime Portfolio

Annual report 8/31/18

A message to shareholders

Dear shareholder,

Financial markets around the world have experienced a meaningful rise in volatility this year, particularly when compared with the unusual calm of 2017.  Short-term uncertainty notwithstanding, the good news is that asset prices of stocks are ultimately driven by fundamentals, and those continue to appear extremely supportive across most of the globe. The question for investors is whether risk assets in the remaining months of 2018 take their cues from trends currently in place, the policy and political wavering that have characterized much of the year so far, or will changes in interest and inflation rates impact the duration of the bull market.

On the fixed-income side, it has been a challenging time, as both short- and long-term yields rose steadily higher. Inflation fears sparked a sell-off in credit segments of the markets in early 2018, while a strong economy led the U.S. Federal Reserve (Fed) to continue normalizing monetary policy. Meanwhile, foreign bonds, especially emerging-market debt, suffered declines as the U.S. dollar strengthened materially versus a range of major currencies; recent questions about the solvency of some of the more heavily indebted nations also raised concerns.

Your best resource in unpredictable and volatile markets is your financial advisor, who can help position your portfolio so that it's sufficiently diversified to meet your long-term objectives and to withstand the inevitable turbulence along the way.

On behalf of everyone at John Hancock Investments, I'd like to take this opportunity to welcome new shareholders and to thank existing shareholders for the continued trust you've placed in us.

Sincerely,

Andrew G. Arnott
President and CEO,
John Hancock Investments
Head of Wealth and Asset Management,
United States and Europe

This commentary reflects the CEO's views, which are subject to change at any time. Investing involves risks, including the potential loss of principal. Diversification does not guarantee investment returns and does not eliminate risk of loss. For more up-to-date information, please visit our website at jhinvestments.com.

John Hancock
Multi-Index Lifetime Portfolio

2	Multi-Index Lifetime Portfolios' strategy at a glance
3	Discussion of portfolio performance
9	Multi-Index 2060 Lifetime Portfolio
10	Multi-Index 2055 Lifetime Portfolio
11	Multi-Index 2050 Lifetime Portfolio
12	Multi-Index 2045 Lifetime Portfolio
13	Multi-Index 2040 Lifetime Portfolio
14	Multi-Index 2035 Lifetime Portfolio
15	Multi-Index 2030 Lifetime Portfolio
16	Multi-Index 2025 Lifetime Portfolio
17	Multi-Index 2020 Lifetime Portfolio
18	Multi-Index 2015 Lifetime Portfolio
19	Multi-Index 2010 Lifetime Portfolio
20	Your expenses
23	Portfolios' investments
30	Financial statements
40	Financial highlights
51	Notes to financial statements
64	Report of independent registered public accounting firm
65	Tax information
66	Continuation of investment advisory and subadvisory agreements
72	Trustees and Officers
76	More information

ANNUAL REPORT   |   JOHN HANCOCK MULTI-INDEX LIFETIME PORTFOLIOS       1

Multi-Index Lifetime Portfolios' strategy at a glance

A SIMPLE, STRATEGIC PATH TO HELP YOU REACH YOUR RETIREMENT GOALS

Multi-Index Lifetime Portfolios make diversification easy because the asset mix of each portfolio automatically changes over time.

•	Portfolios with dates further off initially invest more aggressively in stock funds.
•	As a portfolio approaches its target date,[1] the allocation will gradually migrate to more conservative fixed-income funds.
•	Once the target date is reached, the allocation will continue to become increasingly conservative until it reaches the end of its glide path, investing primarily in fixed-income funds.

JOHN HANCOCK MULTI-INDEX LIFETIME PORTFOLIO—AUTOMATICALLY ADJUST OVER TIME2

The chart below illustrates how the asset allocation mix of John Hancock Multi-Index Lifetime Portfolio adjusts over time.

The principal value of each portfolio is not guaranteed and you could lose money at any time, including at or after the target date.

1 Based on an estimated retirement date.

2 Allocations may vary as a result of market activity or cash allocations held during unusual market or economic conditions.

ANNUAL REPORT   |   JOHN HANCOCK MULTI-INDEX LIFETIME PORTFOLIOS       2

Discussion of portfolio performance

An interview with Portfolio Manager Nathan W. Thooft, CFA, John Hancock Asset Management a division of Manulife Asset Management (US) LLC

Nathan W. Thooft, CFA
Portfolio Manager
John Hancock Asset Management

"... our primary goal is to build a well-diversified portfolio intended to outperform over full market cycles and not any specific 12-month period."

How did the global financial markets perform during the 12 months ended August 31, 2018?

Financial assets produced mixed results. While stocks, high-yield bonds, and bank loans posted gains, interest-rate-sensitive fixed-income investments generally finished in the red. The disparity in returns among the major categories largely stemmed from the backdrop of positive global growth. The U.S. economy continued to lead the way, with the combination of lower taxes and reduced regulation fueling rising business activity and declining unemployment. These trends led to strong gains in corporate earnings and contributed to positive investor sentiment, boosting the returns of domestic equities. Small caps outpaced large caps, due in part to their higher exposure to the strong domestic economy and lower sensitivity to uncertainty surrounding trade policy. At the style level, growth stocks outperformed their value counterparts by a wide margin as investors continued to gravitate to faster growers in general, and to mega-cap technology companies in particular.

Although U.S. equities exhibited strength, developed-market international indexes lagged, and emerging-market indexes generally finished in negative territory. Both categories were pressured by the combination of shifting U.S. trade policy and slowing growth outside of the United States. The faster growth of the U.S. economy also fueled strength in the U.S. dollar versus most major foreign currencies, which depressed the returns of international stocks for U.S.-based investors. The emerging markets faced the additional challenge of political and/or economic uncertainty in a number of larger nations in the asset class, resulting in very weak performance relative to the United States.

The investment environment also proved unfavorable for bonds. The U.S. Federal Reserve (Fed) tightened monetary policy by enacting three quarter-point interest-rate increases and reducing its balance sheet through the continued unwinding of its quantitative easing program. The 2-year U.S. Treasury note, which is highly responsive to Fed policy, increased from 1.33% to 2.62% in response, while the yield on the 10-year note climbed from 2.12% to 2.86%. The rising yields on government bonds pressured returns across the investment-grade market, contributing to losses for higher-rated corporate bonds. (Yields and prices move in opposite directions.) Credit-sensitive segments of the bond market—such as high-yield issues and bank loans—fared better due to the improvement in corporate earnings, but they nonetheless finished with returns that were well behind those of global equities.

How did the portfolios perform?

All of the Multi-Index Lifetime Portfolios delivered gains but lagged their respective benchmarks. Consistent with stocks' outperformance versus fixed income, the longer-dated portfolios—which have a higher allocation to equities—generated the highest absolute returns.

How were the portfolios positioned at the end of the period?

Although the portfolios underperformed in the past year, it's important to keep in mind that our primary goal is to build a well-diversified portfolio intended to outperform over full market cycles and not any specific 12-month period. We therefore maintained a steady approach designed to maximize diversification and augment long-term results.

ANNUAL REPORT   |   JOHN HANCOCK MULTI-INDEX LIFETIME PORTFOLIOS       3

With this said, we did make some changes. First, we reduced the portfolios' weighting in stocks and increased their allocation to bonds. This shift moved the portfolios closer to a neutral positioning, which represents a contrast to the larger overweight in equities we held over the past two years. We believe this approach is appropriate at a time of rising interest rates, relatively rich stock market valuations, and elevated headline risk.

We think the growing prevalence of risk factors also underscores the importance of maintaining a position in defensive equities. This aspect of our strategy has been somewhat out of step with the outperformance of growth stocks in recent years. Still, we believe its merits will become evident if volatility maintains its upward drift or the relative performance of the growth style begins to cool. The portfolios also have a modest allocation to the real assets category—which includes real estate investment trusts (both domestic and international) as well as energy and material stocks. We believe this aspect of our positioning can help provide a cushion against the effect of inflation over time.

We also maintained an overweight position in international stocks across most of the portfolios. While this was a key detractor in the past 12 months, we believe the foreign markets continue to have more attractive valuations and higher upside potential for earnings growth versus the United States.

On the fixed-income side, we continued to focus on opportunities outside of the interest-rate-sensitive core bond space. At a time of healthy growth trends and ongoing Fed rate increases, we believed there was greater latitude for outperformance in the credit-oriented segments of the market. We also saw a more compelling case for short-term bonds, given their increasingly attractive yields relative to longer-term issues.

Can you tell us about a recent manager change?

Effective July 12, 2018, Robert M. Boyda retired and is no longer part of the management team. The rest of the team will continue to manage the portfolios.

MULTI-INDEX LIFETIME 2060 PORTFOLIO

The portfolio's Class 1 shares returned 11.56%, the custom blended benchmark rose 14.31%,1,2 and the Morningstar target-date 2060+ fund category average was 11.84%.3 Several aspects of the portfolio's asset allocation impeded performance. A weighting in defensive equities, which is designed to provide an element of longer-term downside protection, was a significant headwind at a time in which faster-growing and momentum-driven stocks outperformed. We also lost some relative performance by having an overweight in developed-market international equities versus the blended index, as well as an overweight in bonds versus stocks. In all cases, the portfolio's positioning reflected our goals of diversification and long-term outperformance.

On the plus side, we added value in the dedicated sector portfolio through positions in the outperforming information technology, healthcare, and financials sectors. An underweight in emerging-market stocks was an additional contributor.

MULTI-INDEX LIFETIME 2055 PORTFOLIO

The portfolio's Class 1 shares returned 11.52%, the custom blended benchmark rose 14.31%,1,2 and the Morningstar target-date 2055 fund category average was 11.66%.3 Several aspects of the portfolio's asset allocation impeded performance. A weighting in defensive equities, which is designed to provide an element of longer-term downside protection, was a significant headwind at a time in which faster-growing and momentum-driven stocks outperformed. We also lost some relative performance by having an overweight in developed-market international equities versus the blended index, as well as an overweight in bonds versus stocks. In all cases, the portfolio's positioning reflected our goals of diversification and long-term outperformance.

On the plus side, we added value in the dedicated sector portfolio through positions in the outperforming information technology, healthcare, and financials sectors. An underweight in emerging-market stocks was an additional contributor.

ANNUAL REPORT   |   JOHN HANCOCK MULTI-INDEX LIFETIME PORTFOLIOS       4

MULTI-INDEX LIFETIME 2050 PORTFOLIO

The portfolio's Class 1 shares returned 11.46%, the custom blended benchmark rose 14.31%,1,2 and the Morningstar target-date 2050 fund category average was 11.29%.3 Several aspects of the portfolio's asset allocation impeded performance. A weighting in defensive equities, which is designed to provide an element of longer-term downside protection, was a significant headwind at a time in which faster-growing and momentum-driven stocks outperformed. We also lost some relative performance by having an overweight in developed-market international equities versus the blended index, as well as an overweight in bonds versus stocks. In all cases, the portfolio's positioning reflected our goals of diversification and long-term outperformance.

On the plus side, we added value in the dedicated sector portfolio through positions in the outperforming information technology, healthcare, and financials sectors. An underweight in emerging-market stocks was an additional contributor.

MULTI-INDEX LIFETIME 2045 PORTFOLIO

The portfolio's Class 1 shares returned 11.47%, the custom blended benchmark rose 14.31%,1,2 and the Morningstar target-date 2045 fund category average was 11.28%.3 Several aspects of the portfolio's asset allocation impeded performance. A weighting in defensive equities, which is designed to provide an element of longer-term downside protection, was a significant headwind at a time in which faster-growing and momentum-driven stocks outperformed. We also lost some relative performance by having an overweight in developed-market international equities versus the blended index, as well as an overweight in bonds versus stocks. In all cases, the portfolio's positioning reflected our goals of diversification and long-term outperformance.

On the plus side, we added value in the dedicated sector portfolio through positions in the outperforming information technology, healthcare, and financials sectors. An underweight in emerging-market stocks was an additional contributor.

MULTI-INDEX 2060-2010 LIFETIME PORTFOLIOS' CLASS 1 SHARE RETURNS (%)

For the twelve months ended 8/31/18

ANNUAL REPORT   |   JOHN HANCOCK MULTI-INDEX LIFETIME PORTFOLIOS       5

MULTI-INDEX LIFETIME 2040 PORTFOLIO

The portfolio's Class 1 shares returned 11.32%, the custom blended benchmark rose 14.23%,1,2 and the Morningstar target-date 2040 fund category average was 10.52%.3 Several aspects of the portfolio's asset allocation impeded performance. A weighting in defensive equities, which is designed to provide an element of longer-term downside protection, was a significant headwind at a time in which faster-growing and momentum-driven stocks outperformed. We also lost some relative performance by having an overweight in developed-market international equities versus the blended index, as well as an overweight in bonds versus stocks. In all cases, the portfolio's positioning reflected our goals of diversification and long-term outperformance.

On the plus side, we added value in the dedicated sector portfolio through positions in the outperforming information technology, healthcare, and financials sectors. An underweight in emerging-market stocks was an additional contributor.

MULTI-INDEX LIFETIME 2035 PORTFOLIO

The portfolio's Class 1 shares returned 10.46%, the custom blended benchmark rose 13.27%,1,2 and the Morningstar target-date 2035 fund category average was 9.83%.3 Several aspects of the portfolio's asset allocation impeded performance. A weighting in defensive equities, which is designed to provide an element of longer-term downside protection, was a significant headwind at a time in which faster-growing and momentum-driven stocks outperformed. We also lost some relative performance by having an overweight in developed-market international equities versus the blended index, as well as an overweight in bonds versus stocks. In all cases, the portfolio's positioning reflected our goals of diversification and long-term outperformance.

On the plus side, we added value in the dedicated sector portfolio through positions in the outperforming information technology, healthcare, and financials sectors. An underweight in emerging-market stocks was an additional contributor.

MULTI-INDEX LIFETIME 2030 PORTFOLIO

The portfolio's Class 1 shares returned 9.16%, the custom blended benchmark rose 11.93%,1,2 and the Morningstar target-date 2030 fund category average was 8.46%.3 Several aspects of the portfolio's asset allocation impeded performance. A weighting in defensive equities, which is designed to provide an element of longer-term downside protection, was a significant headwind at a time in which faster-growing and momentum-driven stocks outperformed. We also lost some relative performance by having an overweight in developed-market international equities versus the blended index, as well as an overweight in bonds versus stocks.

On the plus side, we added value through our preference for bank loans over the interest-rate-sensitive core bond category within the fixed-income portfolio. Positions in the outperforming information technology, healthcare, and financials sectors within the dedicated sector portfolio were additional contributors to relative performance. An underweight in emerging-market stocks was a further positive. In all cases, the portfolio's positioning reflected our goals of diversification and long-term outperformance.

Market index total returns

For the twelve months ended 8/31/18

U.S. Stocks	S&P 500 Index	19.66%
	Russell Midcap Index	17.89%
	Russell 2000 Index	25.45%
	FTSE NAREIT All Equity REIT Index	6.08%
International Stocks	MSCI EAFE Index	4.90%
	MSCI Emerging Markets Index	-0.32%
	MSCI EAFE Small Cap Index	7.85%
Fixed Income	Bloomberg Barclays U.S. Aggregate Bond Index	-1.05%
	ICE Bank of America Merrill Lynch US High Yield Index	3.26%
	JPMorgan Global Government Bonds Unhedged Index	-1.68%

ANNUAL REPORT   |   JOHN HANCOCK MULTI-INDEX LIFETIME PORTFOLIOS       6

MULTI-INDEX LIFETIME 2025 PORTFOLIO

The portfolio's Class 1 shares returned 7.83%, the custom blended benchmark rose 10.14%,1,2 and the Morningstar target-date 2025 fund category average was 7.21%.3 Several aspects of the portfolio's asset allocation impeded performance. A weighting in defensive equities, which is designed to provide an element of longer-term downside protection, was a significant headwind at a time in which faster-growing and momentum-driven stocks outperformed. We also lost some relative performance by having an overweight in developed-market international equities versus the blended index, as well as an overweight in bonds versus stocks.

On the plus side, we added value through our preference for bank loans over the interest-rate-sensitive core bond category within the fixed-income portfolio. Positions in the outperforming information technology, healthcare, and financials sectors within the dedicated sector portfolio were additional contributors to relative performance. An underweight in emerging-market stocks was a further positive. In all cases, the portfolio's positioning reflected our goals of diversification and long-term outperformance.

MULTI-INDEX LIFETIME 2020 PORTFOLIO

The portfolio's Class 1 shares returned 6.28%, the custom blended benchmark rose 8.36%,1,2 and the Morningstar target-date 2020 fund category average was 5.82%.3 Several aspects of the portfolio's asset allocation impeded performance. A weighting in defensive equities, which is designed to provide an element of longer-term downside protection, was a significant headwind at a time in which faster-growing and momentum-driven stocks outperformed. We also lost some relative performance by having an underweight in domestic U.S. equities versus the blended index, as well as an overweight in bonds versus stocks.

On the plus side, we added value through our preference for bank loans over the interest-rate-sensitive core bond category within the fixed-income portfolio. Positions in the outperforming information technology, healthcare, and financials sectors within the dedicated sector portfolio were additional contributors to relative performance. An underweight in emerging-market stocks was a further positive. In all cases, the portfolio's positioning reflected our goals of diversification and long-term outperformance.

MULTI-INDEX LIFETIME 2015 PORTFOLIO

The portfolio's Class 1 shares returned 5.12%, the custom blended benchmark rose 6.81%,1,2 and the Morningstar target-date 2015 fund category average was 5.26%.3 Several aspects of the portfolio's asset allocation impeded performance. A weighting in defensive equities, which is designed to provide an element of longer-term downside protection, was a significant headwind at a time in which faster-growing and momentum-driven stocks outperformed. We also lost some relative performance by having an underweight in domestic U.S. equities versus the blended index, as well as an overweight in bonds versus stocks.

On the plus side, we added value through our preference for bank loans over the interest-rate-sensitive core bond category within the fixed-income portfolio, which offset the effect of being underweight in high yield and overweight in emerging-market debt. Positions in the outperforming information technology, healthcare, and financials sectors within the dedicated sector portfolio were additional contributors to relative performance. An underweight in emerging-market stocks was a further positive. In all cases, the portfolio's positioning reflected our goals of diversification and long-term outperformance.

MULTI-INDEX LIFETIME 2010 PORTFOLIO

The portfolio's Class 1 shares returned 4.17%, the custom blended benchmark rose 5.86%,1,2 and the Morningstar target-date 2000-2010 fund category average was 4.22%.3 Several aspects of the portfolio's asset allocation impeded performance. A weighting in defensive equities, which is designed to provide an element of longer-term downside protection, was a significant headwind at a time in which faster-growing and momentum-driven stocks outperformed. We also lost some relative performance by having an underweight in domestic U.S. equities versus the blended index, as well as an overweight in bonds versus stocks..

On the plus side, we added value through our preference for bank loans over the interest-rate-sensitive core bond category within the fixed-income portfolio, which offset the effect of being underweight in high yield and overweight in emerging-market debt. An

ANNUAL REPORT   |   JOHN HANCOCK MULTI-INDEX LIFETIME PORTFOLIOS       7

underweight in emerging-market stocks was a further positive. In all cases, the portfolio's positioning reflected our goals of diversification and long-term outperformance.

MANAGED BY

Nathan W. Thooft, CFA On the portfolio since 2013 Investing since 2000
Robert E. Sykes, CFA On the portfolio since 2018 Investing since 2001

1 The custom benchmarks reflect each portfolio's asset allocation under normal conditions. These blended benchmarks adjust over time to match each portfolio's glide path.
2 It is not possible to invest directly in an index. Index figures do not reflect expenses or sales charges, which would result in lower returns.
3 Figures from Morningstar, Inc. include reinvested distributions and do not take into account sales charges. Actual load-adjusted performance is lower.
Past performance does not guarantee future results.
The portfolio's performance depends on the advisor's ability to determine the strategic asset class allocations, the mix of underlying funds, and the performance of those underlying funds. The underlying funds' performance may be lower than the performance of the asset class that they were selected to represent. Owning an exchange-traded fund (ETF) generally reflects the risks of owning the underlying securities it is designed to track, although a lack of liquidity in an ETF could result in it being more volatile. ETFs have their own fees and expenses which are indirectly borne by the portfolio, including management fees that increase their costs. The portfolio is subject to the same risks as the underlying funds in which it invests, which include the following: Stocks and bonds can decline due to adverse issuer, market, regulatory, or economic developments; foreign investing, especially in emerging markets, has additional risks, such as currency and market volatility and political and social instability; the securities of small-capitalization companies are subject to higher volatility than larger, more established companies; and high-yield bonds are subject to additional risks, such as increased risk of default. Liquidity—the extent to which a security may be sold or a derivative position closed without negatively affecting its market value—may be impaired by reduced trading volume, heightened volatility, rising interest rates, and other market conditions. Derivatives, such as hedging and other strategic transactions, may increase a fund's volatility and could produce disproportionate losses, potentially more than the fund's principal investment. Each portfolio's name refers to the approximate retirement year of the investors for whom the portfolio's asset allocation strategy is designed. The portfolios with dates farther off initially allocate more aggressively to stock funds. As a portfolio approaches and passes its target date, the allocation will gradually migrate to more conservative, fixed-income funds. The principal value of each portfolio is not guaranteed and you could lose money at any time, including at, or after, the target date. Please see the portfolios' prospectus for additional information.
The views expressed in this report are exclusively those of Nathan W. Thooft, CFA, John Hancock Asset Management, and are subject to change. They are not meant as investment advice. Please note that the holdings discussed in this report may not have been held by the portfolio for the entire period. Portfolio composition is subject to review in accordance with the portfolio's investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk.
ANNUAL REPORT   |   JOHN HANCOCK MULTI-INDEX LIFETIME PORTFOLIOS       8

Multi-Index 2060 Lifetime Portfolio

GROWTH OF $10,000

This chart shows what happened to a hypothetical $10,000 investment in John Hancock Multi-Index 2060 Lifetime Portfolio for the share classes and periods indicated, assuming all distributions were reinvested. For comparison, we've shown the same investment in one blended index and two separate indexes.

Index 1 is the S&P 500 Index, an unmanaged index that includes 500 widely traded common stocks.

Index 2 is the Bloomberg Barclays U.S. Aggregate Bond Index, an unmanaged index of dollar-denominated and non-convertible investment-grade debt issues.

Index 3 is 66.50% Russell 3000 Index, 28.50% MSCI ACWI ex-USA Index, 4.00% Bloomberg Barclays U.S. Aggregate Bond Index, and 1.00% ICE Bank of America Merrill Lynch U.S. High Yield Index.

It is not possible to invest directly in an index. Index figures do not reflect expenses or sales charges, which would result in lower returns.

ASSET ALLOCATION (%)

Affiliated investment companies	59.5
Large blend	59.5
Unaffiliated investment companies/ Exchange-traded funds	39.6
Equity	31.4
Fixed income	8.2
Short-term investments	0.9

As a percentage of total investments.

PERFORMANCE CHART

Total returns for the period ended 8-31-18 (%)

	Class R4[1,2]	Class R6[2]	Class 1[2]	Index 1	Index 2	Index 3
Inception	3-30-16	3-30-16	3-30-16	3-30-16	3-30-16	3-30-16
Average annual total returns
1 year	11.35	11.61	11.56	19.66	-1.05	14.31
Since inception	13.58	13.70	13.66	17.65	0.97	15.72
Cumulative returns
Since inception	36.16	36.53	36.41	48.32	2.37	42.47

Performance figures assume all distributions have been reinvested.

The expense ratios of the portfolio, both net (including any fee waivers and/or expense limitations) and gross (excluding any fee waivers and/or expense limitations), are set forth according to the most recent publicly available prospectuses for the portfolio and may differ from those disclosed in the Financial highlights tables in this report. Net expenses reflect contractual expense limitations in effect until December 31, 2018 and are subject to change. Had the contractual fee waivers and expense limitations not been in place, gross expenses would apply. The following expense ratios include the expenses of the underlying funds in which the portfolio invests. The expense ratios are as follows:

	Class R4	Class R6	Class 1
Gross (%)	4.71	4.36	4.40
Net (%)	0.62	0.36	0.41

Please refer to the most recent prospectus and annual or semiannual report for more information on expenses and any expense limitation arrangements for each class.

The returns reflect past results and should not be considered indicative of future performance. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility and other factors, the portfolio's current performance may be higher or lower than the performance shown. For current to the most recent month-end performance data, please call 800-225-5291 or visit the portfolio's website at jhinvestments.com.

The performance information does not reflect the deduction of taxes that a shareholder would pay on portfolio distributions or the redemption of portfolio shares. The portfolio's performance results reflect any applicable fee waivers or expense reductions, without which the expenses would increase and results would have been less favorable.

1	Class R4 shares were first offered on 4-7-17. Returns prior to this date are those of Class 1 shares that have not been adjusted for class-specific expenses; otherwise, returns would vary.
2	For certain types of investors, as described in the portfolio's prospectuses.
ANNUAL REPORT   |   JOHN HANCOCK MULTI-INDEX LIFETIME PORTFOLIOS       9

Multi-Index 2055 Lifetime Portfolio

GROWTH OF $10,000

This chart shows what happened to a hypothetical $10,000 investment in John Hancock Multi-Index 2055 Lifetime Portfolio for the share classes and periods indicated, assuming all distributions were reinvested. For comparison, we've shown the same investment in one blended index and two separate indexes.

Index 1 is the S&P 500 Index, an unmanaged index that includes 500 widely traded common stocks.

Index 2 is the Bloomberg Barclays U.S. Aggregate Bond Index, an unmanaged index of dollar-denominated and non-convertible investment-grade debt issues.

Index 3 is 66.50% Russell 3000 Index, 28.50% MSCI ACWI ex-USA Index, 4.00% Bloomberg Barclays U.S. Aggregate Bond Index, and 1.00% ICE Bank of America Merrill Lynch U.S. High Yield Index.

It is not possible to invest directly in an index. Index figures do not reflect expenses or sales charges, which would result in lower returns.

ASSET ALLOCATION (%)

Affiliated investment companies	59.7
Large blend	59.7
Unaffiliated investment companies/ Exchange-traded funds	39.9
Equity	31.7
Fixed income	8.2
Short-term investments	0.4

As a percentage of total investments.

PERFORMANCE CHART

Total returns for the period ended 8-31-18 (%)

	Class R4[1,2]	Class R6[2]	Class 1[2]	Index 1	Index 2	Index 3
Inception	3-26-14	3-26-14	3-26-14	3-26-14	3-26-14	3-26-14
Average annual total returns
1 year	11.42	11.49	11.52	19.66	-1.05	14.31
Since inception	8.60	8.76	8.72	12.77	2.23	9.65
Cumulative returns
Since inception	44.18	45.13	44.90	70.44	10.28	50.45

Performance figures assume all distributions have been reinvested.

The expense ratios of the portfolio, both net (including any fee waivers and/or expense limitations) and gross (excluding any fee waivers and/or expense limitations), are set forth according to the most recent publicly available prospectuses for the portfolio and may differ from those disclosed in the Financial highlights tables in this report. Net expenses reflect contractual expense limitations in effect until December 31, 2018 and are subject to change. Had the contractual fee waivers and expense limitations not been in place, gross expenses would apply. The following expense ratios include the expenses of the underlying funds in which the portfolio invests. The expense ratios are as follows:

	Class R4	Class R6	Class 1
Gross (%)	1.19	0.84	0.88
Net (%)	0.62	0.36	0.41

Please refer to the most recent prospectus and annual or semiannual report for more information on expenses and any expense limitation arrangements for each class.

The returns reflect past results and should not be considered indicative of future performance. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility and other factors, the portfolio's current performance may be higher or lower than the performance shown. For current to the most recent month-end performance data, please call 800-225-5291 or visit the portfolio's website at jhinvestments.com.

The performance information does not reflect the deduction of taxes that a shareholder would pay on portfolio distributions or the redemption of portfolio shares. The portfolio's performance results reflect any applicable fee waivers or expense reductions, without which the expenses would increase and results would have been less favorable.

1	Class R4 shares were first offered on 3-26-14 and ceased operations between 6-15-16 and 4-7-17. Returns while Class R4 shares were not offered are those of Class 1 shares that have not been adjusted for class-specific expenses; otherwise returns would vary.
2	For certain types of investors, as described in the portfolio's prospectuses.
ANNUAL REPORT   |   JOHN HANCOCK MULTI-INDEX LIFETIME PORTFOLIOS       10

Multi-Index 2050 Lifetime Portfolio

GROWTH OF $10,000

This chart shows what happened to a hypothetical $10,000 investment in John Hancock Multi-Index 2050 Lifetime Portfolio for the share classes and periods indicated, assuming all distributions were reinvested. For comparison, we've shown the same investment in one blended index and two separate indexes.

Index 1 is the S&P 500 Index, an unmanaged index that includes 500 widely traded common stocks.

Index 2 is the Bloomberg Barclays U.S. Aggregate Bond Index, an unmanaged index of dollar-denominated and non-convertible investment-grade debt issues.

Index 3 is 66.50% Russell 3000 Index, 28.50% MSCI ACWI ex-USA Index, 4.00% Bloomberg Barclays U.S. Aggregate Bond Index, and 1.00% ICE Bank of America Merrill Lynch U.S. High Yield Index.

It is not possible to invest directly in an index. Index figures do not reflect expenses or sales charges, which would result in lower returns.

ASSET ALLOCATION (%)

Affiliated investment companies	59.4
Large blend	59.4
Unaffiliated investment companies/ Exchange-traded funds	39.8
Equity	31.6
Fixed income	8.2
Short-term investments	0.8

As a percentage of total investments.

PERFORMANCE CHART

Total returns for the period ended 8-31-18 (%)

	Class R4[1,2]	Class R6[2]	Class 1[2]	Index 1	Index 2	Index 3
Inception	11-7-13	11-7-13	11-7-13	11-7-13	11-7-13	11-7-13
Average annual total returns
1 year	11.44	11.61	11.46	19.66	-1.05	14.31
Since inception	8.95	9.12	9.06	13.12	2.29	9.81
Cumulative returns
Since inception	51.10	52.25	51.85	81.06	11.51	56.97

Performance figures assume all distributions have been reinvested.

The expense ratios of the portfolio, both net (including any fee waivers and/or expense limitations) and gross (excluding any fee waivers and/or expense limitations), are set forth according to the most recent publicly available prospectuses for the portfolio and may differ from those disclosed in the Financial highlights tables in this report. Net expenses reflect contractual expense limitations in effect until December 31, 2018 and are subject to change. Had the contractual fee waivers and expense limitations not been in place, gross expenses would apply. The following expense ratios include the expenses of the underlying funds in which the portfolio invests. The expense ratios are as follows:

	Class R4	Class R6	Class 1
Gross (%)	1.16	0.81	0.85
Net (%)	0.62	0.36	0.41

Please refer to the most recent prospectus and annual or semiannual report for more information on expenses and any expense limitation arrangements for each class.

The returns reflect past results and should not be considered indicative of future performance. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility and other factors, the portfolio's current performance may be higher or lower than the performance shown. For current to the most recent month-end performance data, please call 800-225-5291 or visit the portfolio's website at jhinvestments.com.

The performance information does not reflect the deduction of taxes that a shareholder would pay on portfolio distributions or the redemption of portfolio shares. The portfolio's performance results reflect any applicable fee waivers or expense reductions, without which the expenses would increase and results would have been less favorable.

1	Class R4 shares were first offered on 11-7-13 and ceased operations between 6-15-16 and 4-7-17. Returns while Class R4 shares were not offered are those of Class 1 shares that have not been adjusted for class-specific expenses; otherwise returns would vary.
2	For certain types of investors, as described in the portfolio's prospectuses.
ANNUAL REPORT   |   JOHN HANCOCK MULTI-INDEX LIFETIME PORTFOLIOS       11

Multi-Index 2045 Lifetime Portfolio

GROWTH OF $10,000

This chart shows what happened to a hypothetical $10,000 investment in John Hancock Multi-Index 2045 Lifetime Portfolio for the share classes and periods indicated, assuming all distributions were reinvested. For comparison, we've shown the same investment in one blended index and two separate indexes.

Index 1 is the S&P 500 Index, an unmanaged index that includes 500 widely traded common stocks.

Index 2 is the Bloomberg Barclays U.S. Aggregate Bond Index, an unmanaged index of dollar-denominated and non-convertible investment-grade debt issues.

Index 3 is 66.50% Russell 3000 Index, 28.50% MSCI ACWI ex-USA Index, 4.00% Bloomberg Barclays U.S. Aggregate Bond Index, and 1.00% ICE Bank of America Merrill Lynch U.S. High Yield Index.

It is not possible to invest directly in an index. Index figures do not reflect expenses or sales charges, which would result in lower returns..

ASSET ALLOCATION (%)

Affiliated investment companies	59.6
Large blend	59.6
Unaffiliated investment companies/ Exchange-traded funds	40.0
Equity	31.7
Fixed income	8.3
Short-term investments	0.4

As a percentage of total investments.

PERFORMANCE CHART

Total returns for the period ended 8-31-18 (%)

	Class R4[1,2]	Class R6[2]	Class 1[2]	Index 1	Index 2	Index 3
Inception	11-7-13	11-7-13	11-7-13	11-7-13	11-7-13	11-7-13
Average annual total returns
1 year	11.37	11.61	11.47	19.66	-1.05	14.31
Since inception	8.89	9.07	9.01	13.12	2.29	9.81
Cumulative returns
Since inception	50.74	51.93	51.52	81.06	11.51	56.97

Performance figures assume all distributions have been reinvested.

The expense ratios of the portfolio, both net (including any fee waivers and/or expense limitations) and gross (excluding any fee waivers and/or expense limitations), are set forth according to the most recent publicly available prospectuses for the portfolio and may differ from those disclosed in the Financial highlights tables in this report. Net expenses reflect contractual expense limitations in effect until December 31, 2018 and are subject to change. Had the contractual fee waivers and expense limitations not been in place, gross expenses would apply. The following expense ratios include the expenses of the underlying funds in which the portfolio invests. The expense ratios are as follows:

	Class R4	Class R6	Class 1
Gross (%)	1.10	0.74	0.78
Net (%)	0.63	0.36	0.41

Please refer to the most recent prospectus and annual or semiannual report for more information on expenses and any expense limitation arrangements for each class.

The returns reflect past results and should not be considered indicative of future performance. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility and other factors, the portfolio's current performance may be higher or lower than the performance shown. For current to the most recent month-end performance data, please call 800-225-5291 or visit the portfolio's website at jhinvestments.com.

The performance information does not reflect the deduction of taxes that a shareholder would pay on portfolio distributions or the redemption of portfolio shares. The portfolio's performance results reflect any applicable fee waivers or expense reductions, without which the expenses would increase and results would have been less favorable.

1	Class R4 shares were first offered on 11-7-13 and ceased operations between 6-15-16 and 4-7-17. Returns while Class R4 shares were not offered are those of Class 1 shares that have not been adjusted for class-specific expenses; otherwise returns would vary.
2	For certain types of investors, as described in the portfolio's prospectuses.
ANNUAL REPORT   |   JOHN HANCOCK MULTI-INDEX LIFETIME PORTFOLIOS       12

Multi-Index 2040 Lifetime Portfolio

GROWTH OF $10,000

This chart shows what happened to a hypothetical $10,000 investment in John Hancock Multi-Index 2040 Lifetime Portfolio for the share classes and periods indicated, assuming all distributions were reinvested. For comparison, we've shown the same investment in one blended index and two separate indexes.

Index 1 is the S&P 500 Index, an unmanaged index that includes 500 widely traded common stocks.

Index 2 is the Bloomberg Barclays U.S. Aggregate Bond Index, an unmanaged index of dollar-denominated and non-convertible investment-grade debt issues.

Index 3 is 65.80% Russell 3000 Index, 28.20% MSCI ACWI ex-USA Index, 4.80% Bloomberg Barclays U.S. Aggregate Bond Index, and 1.20% ICE Bank of America Merrill Lynch U.S. High Yield Index.

It is not possible to invest directly in an index. Index figures do not reflect expenses or sales charges, which would result in lower returns..

ASSET ALLOCATION (%)

Affiliated investment companies	58.1
Large blend	58.1
Unaffiliated investment companies/ Exchange-traded funds	41.6
Equity	31.4
Fixed income	10.2
Short-term investments	0.3

As a percentage of total investments.

PERFORMANCE CHART

Total returns for the period ended 8-31-18 (%)

	Class R4[1,2]	Class R6[2]	Class 1[2]	Index 1	Index 2	Index 3
Inception	11-7-13	11-7-13	11-7-13	11-7-13	11-7-13	11-7-13
Average annual total returns
1 year	11.20	11.46	11.32	19.66	-1.05	14.23
Since inception	8.92	9.08	9.02	13.12	2.29	9.80
Cumulative returns
Since inception	50.89	52.00	51.58	81.06	11.51	56.86

Performance figures assume all distributions have been reinvested.

The expense ratios of the portfolio, both net (including any fee waivers and/or expense limitations) and gross (excluding any fee waivers and/or expense limitations), are set forth according to the most recent publicly available prospectuses for the portfolio and may differ from those disclosed in the Financial highlights tables in this report. Net expenses reflect contractual expense limitations in effect until December 31, 2018 and are subject to change. Had the contractual fee waivers and expense limitations not been in place, gross expenses would apply. The following expense ratios include the expenses of the underlying funds in which the portfolio invests. The expense ratios are as follows:

	Class R4	Class R6	Class 1
Gross (%)	1.08	0.73	0.76
Net (%)	0.63	0.36	0.41

Please refer to the most recent prospectus and annual or semiannual report for more information on expenses and any expense limitation arrangements for each class.

The returns reflect past results and should not be considered indicative of future performance. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility and other factors, the portfolio's current performance may be higher or lower than the performance shown. For current to the most recent month-end performance data, please call 800-225-5291 or visit the portfolio's website at jhinvestments.com.

The performance information does not reflect the deduction of taxes that a shareholder would pay on portfolio distributions or the redemption of portfolio shares. The portfolio's performance results reflect any applicable fee waivers or expense reductions, without which the expenses would increase and results would have been less favorable.

1	Class R4 shares were first offered on 11-7-13 and ceased operations from 6-15-16 to 4-7-17. Returns while Class R4 shares were not offered are those of Class 1 shares that have not been adjusted for class-specific expenses; otherwise, returns would vary.
2	For certain types of investors, as described in the portfolio's prospectuses.
ANNUAL REPORT   |   JOHN HANCOCK MULTI-INDEX LIFETIME PORTFOLIOS       13

Multi-Index 2035 Lifetime Portfolio

GROWTH OF $10,000

This chart shows what happened to a hypothetical $10,000 investment in John Hancock Multi-Index 2035 Lifetime Portfolio for the share classes and periods indicated, assuming all distributions were reinvested. For comparison, we've shown the same investment in one blended index and two separate indexes.

Index 1 is the S&P 500 Index, an unmanaged index that includes 500 widely traded common stocks.

Index 2 is the Bloomberg Barclays U.S. Aggregate Bond Index, an unmanaged index of dollar-denominated and non-convertible investment-grade debt issues.

Index 3 is 61.60% Russell 3000 Index, 26.40% MSCI ACWI ex-USA Index, 9.60% Bloomberg Barclays U.S. Aggregate Bond Index, and 2.40% ICE Bank of America Merrill Lynch U.S. High Yield Index.

It is not possible to invest directly in an index. Index figures do not reflect expenses or sales charges, which would result in lower returns.

ASSET ALLOCATION (%)

Affiliated investment companies	53.7
Large blend	53.7
Unaffiliated investment companies/ Exchange-traded funds	45.5
Equity	29.1
Fixed income	16.4
Short-term investments	0.8

As a percentage of total investments.

PERFORMANCE CHART

Total returns for the period ended 8-31-18 (%)

	Class R4[1,2]	Class R6[2]	Class 1[2]	Index 1	Index 2	Index 3
Inception	11-7-13	11-7-13	11-7-13	11-7-13	11-7-13	11-7-13
Average annual total returns
1 year	10.35	10.51	10.46	19.66	-1.05	13.27
Since inception	8.51	8.68	8.62	13.12	2.29	9.44
Cumulative returns
Since inception	48.20	49.32	48.94	81.06	11.51	54.39

Performance figures assume all distributions have been reinvested.

The expense ratios of the portfolio, both net (including any fee waivers and/or expense limitations) and gross (excluding any fee waivers and/or expense limitations), are set forth according to the most recent publicly available prospectuses for the portfolio and may differ from those disclosed in the Financial highlights tables in this report. Net expenses reflect contractual expense limitations in effect until December 31, 2018 and are subject to change. Had the contractual fee waivers and expense limitations not been in place, gross expenses would apply. The following expense ratios include the expenses of the underlying funds in which the portfolio invests. The expense ratios are as follows:

	Class R4	Class R6	Class 1
Gross (%)	1.06	0.71	0.75
Net (%)	0.62	0.36	0.41

Please refer to the most recent prospectus and annual or semiannual report for more information on expenses and any expense limitation arrangements for each class.

The returns reflect past results and should not be considered indicative of future performance. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility and other factors, the portfolio's current performance may be higher or lower than the performance shown. For current to the most recent month-end performance data, please call 800-225-5291 or visit the portfolio's website at jhinvestments.com.

The performance information does not reflect the deduction of taxes that a shareholder would pay on portfolio distributions or the redemption of portfolio shares. The portfolio's performance results reflect any applicable fee waivers or expense reductions, without which the expenses would increase and results would have been less favorable.

1	Class R4 shares were first offered on 11-7-13 and ceased operations between 6-15-16 and 4-7-17. Returns while Class R4 shares were not offered are those of Class 1 shares that have not been adjusted for class-specific expenses; otherwise, returns would vary.
2	For certain types of investors, as described in the portfolio's prospectuses.
ANNUAL REPORT   |   JOHN HANCOCK MULTI-INDEX LIFETIME PORTFOLIOS       14

Multi-Index 2030 Lifetime Portfolio

GROWTH OF $10,000

This chart shows what happened to a hypothetical $10,000 investment in John Hancock Multi-Index 2030 Lifetime Portfolio for the share classes and periods indicated, assuming all distributions were reinvested. For comparison, we've shown the same investment in one blended index and two separate indexes.

Index 1 is the S&P 500 Index, an unmanaged index that includes 500 widely traded common stocks.

Index 2 is the Bloomberg Barclays U.S. Aggregate Bond Index, an unmanaged index of dollar-denominated and non-convertible investment-grade debt issues.

Index 3 is 55.30% Russell 3000 Index, 23.70% MSCI ACWI ex-USA Index, 16.80% Bloomberg Barclays U.S. Aggregate Bond Index, and 4.20% ICE Bank of America Merrill Lynch U.S. High Yield Index.

It is not possible to invest directly in an index. Index figures do not reflect expenses or sales charges, which would result in lower returns.

ASSET ALLOCATION (%)

Affiliated investment companies	46.6
Large blend	46.6
Unaffiliated investment companies/ Exchange-traded funds	51.3
Fixed income	25.9
Equity	25.4
Short-term investments	2.1

As a percentage of total investments.

PERFORMANCE CHART

Total returns for the period ended 8-31-18 (%)

	Class R4[1,2]	Class R6[2]	Class 1[2]	Index 1	Index 2	Index 3
Inception	11-7-13	11-7-13	11-7-13	11-7-13	11-7-13	11-7-13
Average annual total returns
1 year	9.03	9.30	9.16	19.66	-1.05	11.93
Since inception	7.92	8.11	8.04	13.12	2.29	8.87
Cumulative returns
Since inception	44.39	45.61	45.12	81.06	11.51	50.56

Performance figures assume all distributions have been reinvested.

The expense ratios of the portfolio, both net (including any fee waivers and/or expense limitations) and gross (excluding any fee waivers and/or expense limitations), are set forth according to the most recent publicly available prospectuses for the portfolio and may differ from those disclosed in the Financial highlights tables in this report. Net expenses reflect contractual expense limitations in effect until December 31, 2018 and are subject to change. Had the fee contractual waivers and expense limitations not been in place, gross expenses would apply. The following expense ratios include the expenses of the underlying funds in which the portfolio invests. The expense ratios are as follows:

	Class R4	Class R6	Class 1
Gross (%)	1.06	0.71	0.74
Net (%)	0.64	0.37	0.42

Please refer to the most recent prospectus and annual or semiannual report for more information on expenses and any expense limitation arrangements for each class.

The returns reflect past results and should not be considered indicative of future performance. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility and other factors, the portfolio's current performance may be higher or lower than the performance shown. For current to the most recent month-end performance data, please call 800-225-5291 or visit the portfolio's website at jhinvestments.com.

The performance information does not reflect the deduction of taxes that a shareholder would pay on portfolio distributions or the redemption of portfolio shares. The portfolio's performance results reflect any applicable fee waivers or expense reductions, without which the expenses would increase and results would have been less favorable.

1	Class R4 shares were first offered on 11-7-13 and ceased operations between 6-15-16 and 4-7-17. Returns while Class R4 shares were not offered are those of Class 1 shares that have not been adjusted for class-specific expenses; otherwise, returns would vary.
2	For certain types of investors, as described in the portfolio's prospectuses.
ANNUAL REPORT   |   JOHN HANCOCK MULTI-INDEX LIFETIME PORTFOLIOS       15

Multi-Index 2025 Lifetime Portfolio

GROWTH OF $10,000

This chart shows what happened to a hypothetical $10,000 investment in John Hancock Multi-Index 2025 Lifetime Portfolio for the share classes and periods indicated, assuming all distributions were reinvested. For comparison, we've shown the same investment in one blended index and two separate indexes.

Index 1 is the S&P 500 Index, an unmanaged index that includes 500 widely traded common stocks.

Index 2 is the Bloomberg Barclays U.S. Aggregate Bond Index, an unmanaged index of dollar-denominated and non-convertible investment-grade debt issues.

Index 3 is 46.90% Russell 3000 Index, 20.10% MSCI ACWI ex-USA Index, 26.40% Bloomberg Barclays U.S. Aggregate Bond Index, and 6.60% ICE Bank of America Merrill Lynch U.S. High Yield Index.

It is not possible to invest directly in an index. Index figures do not reflect expenses or sales charges, which would result in lower returns.

ASSET ALLOCATION (%)

Affiliated investment companies	39.6
Large blend	39.6
Unaffiliated investment companies/ Exchange-traded funds	58.1
Fixed income	36.7
Equity	21.4
Short-term investments	2.3

As a percentage of total investments.

PERFORMANCE CHART

Total returns for the period ended 8-31-18 (%)

	Class R4[1,2]	Class R6[2]	Class 1[2]	Index 1	Index 2	Index 3
Inception	11-7-13	11-7-13	11-7-13	11-7-13	11-7-13	11-7-13
Average annual total returns
1 year	7.72	7.96	7.83	19.66	-1.05	10.14
Since inception	7.22	7.40	7.34	13.12	2.29	8.09
Cumulative returns
Since inception	39.88	41.04	40.63	81.06	11.51	45.48

Performance figures assume all distributions have been reinvested.

The expense ratios of the portfolio, both net (including any fee waivers and/or expense limitations) and gross (excluding any fee waivers and/or expense limitations), are set forth according to the most recent publicly available prospectuses for the portfolio and may differ from those disclosed in the Financial highlights tables in this report. Net expenses reflect contractual expense limitations in effect until December 31, 2018 and are subject to change. Had the contractual fee waivers and expense limitations not been in place, gross expenses would apply. The following expense ratios include the expenses of the underlying funds in which the portfolio invests. The expense ratios are as follows:

	Class R4	Class R6	Class 1
Gross (%)	1.07	0.72	0.76
Net (%)	0.65	0.39	0.44

Please refer to the most recent prospectus and annual or semiannual report for more information on expenses and any expense limitation arrangements for each class.

The returns reflect past results and should not be considered indicative of future performance. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility and other factors, the portfolio's current performance may be higher or lower than the performance shown. For current to the most recent month-end performance data, please call 800-225-5291 or visit the portfolio's website at jhinvestments.com.

The performance information does not reflect the deduction of taxes that a shareholder would pay on portfolio distributions or the redemption of portfolio shares. The portfolio's performance results reflect any applicable fee waivers or expense reductions, without which the expenses would increase and results would have been less favorable.

1	Class R4 shares were first offered on 11-7-13 and ceased operations between 6-15-16 and 4-7-17. Returns while Class R4 shares were not offered are those of Class 1 shares that have not been adjusted for class-specific expenses; otherwise, returns would vary.
2	For certain types of investors, as described in the portfolio's prospectuses.
ANNUAL REPORT   |   JOHN HANCOCK MULTI-INDEX LIFETIME PORTFOLIOS       16

Multi-Index 2020 Lifetime Portfolio

GROWTH OF $10,000

This chart shows what happened to a hypothetical $10,000 investment in John Hancock Multi-Index 2020 Lifetime Portfolio for the share classes and periods indicated, assuming all distributions were reinvested. For comparison, we've shown the same investment in one blended index and two separate indexes.

Index 1 is the S&P 500 Index, an unmanaged index that includes 500 widely traded common stocks.

Index 2 is the Bloomberg Barclays U.S. Aggregate Bond Index, an unmanaged index of dollar-denominated and non-convertible investment-grade debt issues.

Index 3 is 39.20% Russell 3000 Index, 16.80% MSCI ACWI ex-USA Index, 35.20% Bloomberg Barclays U.S. Aggregate Bond Index, and 8.80% ICE Bank of America Merrill Lynch U.S. High Yield Index.

It is not possible to invest directly in an index. Index figures do not reflect expenses or sales charges, which would result in lower returns.

ASSET ALLOCATION (%)

Affiliated investment companies	32.2
Large blend	32.2
Unaffiliated investment companies/ Exchange-traded funds	64.9
Fixed income	47.2
Equity	17.7
Short-term investments	2.9

As a percentage of total investments.

PERFORMANCE CHART

Total returns for the period ended 8-31-18 (%)

	Class R4[1,2]	Class R6[2]	Class 1[2]	Index 1	Index 2	Index 3
Inception	11-7-13	11-7-13	11-7-13	11-7-13	11-7-13	11-7-13
Average annual total returns
1 year	6.25	6.42	6.28	19.66	-1.05	8.36
Since inception	6.35	6.54	6.48	13.12	2.29	7.24
Cumulative returns
Since inception	34.54	35.69	35.30	81.06	11.51	40.06

Performance figures assume all distributions have been reinvested.

The expense ratios of the portfolio, both net (including any fee waivers and/or expense limitations) and gross (excluding any fee waivers and/or expense limitations), are set forth according to the most recent publicly available prospectuses for the portfolio and may differ from those disclosed in the Financial highlights tables in this report. Net expenses reflect contractual expense limitations in effect until December 31, 2018 and are subject to change. Had the contractual fee waivers and expense limitations not been in place, gross expenses would apply. The following expense ratios include the expenses of the underlying funds in which the portfolio invests. The expense ratios are as follows:

	Class R4	Class R6	Class 1
Gross (%)	1.11	0.76	0.80
Net (%)	0.64	0.38	0.43

Please refer to the most recent prospectus and annual or semiannual report for more information on expenses and any expense limitation arrangements for each class.

The returns reflect past results and should not be considered indicative of future performance. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility and other factors, the portfolio's current performance may be higher or lower than the performance shown. For current to the most recent month-end performance data, please call 800-225-5291 or visit the portfolio's website at jhinvestments.com.

The performance information does not reflect the deduction of taxes that a shareholder would pay on portfolio distributions or the redemption of portfolio shares. The portfolio's performance results reflect any applicable fee waivers or expense reductions, without which the expenses would increase and results would have been less favorable.

1	Class R4 shares were first offered on 11-7-13 and ceased operations between 6-15-16 and 4-7-17. Returns while Class R4 shares were not offered are those of Class 1 shares that have not been adjusted for class-specific expenses; otherwise, returns would vary.
2	For certain types of investors, as described in the portfolio's prospectuses.
ANNUAL REPORT   |   JOHN HANCOCK MULTI-INDEX LIFETIME PORTFOLIOS       17

Multi-Index 2015 Lifetime Portfolio

GROWTH OF $10,000

This chart shows what happened to a hypothetical $10,000 investment in John Hancock Multi-Index 2015 Lifetime Portfolio for the share classes and periods indicated, assuming all distributions were reinvested. For comparison, we've shown the same investment in one blended index and two separate indexes.

Index 1 is the S&P 500 Index, an unmanaged index that includes 500 widely traded common stocks.

Index 2 is the Bloomberg Barclays U.S. Aggregate Bond Index, an unmanaged index of dollar-denominated and non-convertible investment-grade debt issues.

Index 3 is 32.375% Russell 3000 Index, 13.875% MSCI ACWI ex-USA Index, 43.00% Bloomberg Barclays U.S. Aggregate Bond Index, and 10.75% ICE Bank of America Merrill Lynch U.S. High Yield Index.

It is not possible to invest directly in an index. Index figures do not reflect expenses or sales charges, which would result in lower returns.

ASSET ALLOCATION (%)

Affiliated investment companies	26.4
Large blend	26.4
Unaffiliated investment companies/ Exchange-traded funds	70.3
Fixed income	56.0
Equity	14.3
Short-term investments	3.3

As a percentage of total investments.

PERFORMANCE CHART

Total returns for the period ended 8-31-18 (%)

	Class R4[1,2]	Class R6[2]	Class 1[2]	Index 1	Index 2	Index 3
Inception	11-7-13	11-7-13	11-7-13	11-7-13	11-7-13	11-7-13
Average annual total returns
1 year	5.01	5.17	5.12	19.66	-1.05	6.81
Since inception	5.59	5.74	5.69	13.12	2.29	6.49
Cumulative returns
Since inception	29.95	30.82	30.56	81.06	11.51	35.36

Performance figures assume all distributions have been reinvested.

The expense ratios of the portfolio, both net (including any fee waivers and/or expense limitations) and gross (excluding any fee waivers and/or expense limitations), are set forth according to the most recent publicly available prospectuses for the portfolio and may differ from those disclosed in the Financial highlights tables in this report. Net expenses reflect contractual expense limitations in effect until December 31, 2018 and are subject to change. Had the contractual fee waivers and expense limitations not been in place, gross expenses would apply. The following expense ratios include the expenses of the underlying funds in which the portfolio invests. The expense ratios are as follows:

	Class R4	Class R6	Class 1
Gross (%)	1.26	0.91	0.94
Net (%)	0.64	0.37	0.42

Please refer to the most recent prospectus and annual or semiannual report for more information on expenses and any expense limitation arrangements for each class.

The returns reflect past results and should not be considered indicative of future performance. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility and other factors, the portfolio's current performance may be higher or lower than the performance shown. For current to the most recent month-end performance data, please call 800-225-5291 or visit the portfolio's website at jhinvestments.com.

The performance information does not reflect the deduction of taxes that a shareholder would pay on portfolio distributions or the redemption of portfolio shares. The portfolio's performance results reflect any applicable fee waivers or expense reductions, without which the expenses would increase and results would have been less favorable.

1	Class R4 shares were first offered on 11-7-13 and ceased operations between 6-15-16 and 4-7-17. Returns while Class R4 shares were not offered are those of Class 1 shares that have not been adjusted for class-specific expenses; otherwise, returns would vary.
2	For certain types of investors, as described in the portfolio's prospectuses.
ANNUAL REPORT   |   JOHN HANCOCK MULTI-INDEX LIFETIME PORTFOLIOS       18

Multi-Index 2010 Lifetime Portfolio

GROWTH OF $10,000

This chart shows what happened to a hypothetical $10,000 investment in John Hancock Multi-Index 2010 Lifetime Portfolio for the share classes and periods indicated, assuming all distributions were reinvested. For comparison, we've shown the same investment in one blended index and two separate indexes.

Index 1 is the S&P 500 Index, an unmanaged index that includes 500 widely traded common stocks.

Index 2 is the Bloomberg Barclays U.S. Aggregate Bond Index, an unmanaged index of dollar-denominated and non-convertible investment-grade debt issues.

Index 3 is 28.00% Russell 3000 Index, 12.00% MSCI ACWI ex-USA Index, 48.00% Bloomberg Barclays U.S. Aggregate Bond Index, and 12.00% ICE Bank of America Merrill Lynch U.S. High Yield Index.

It is not possible to invest directly in an index. Index figures do not reflect expenses or sales charges, which would result in lower returns.

ASSET ALLOCATION (%)

Affiliated investment companies	21.9
Large blend	21.9
Unaffiliated investment companies/ Exchange-traded funds	74.5
Fixed income	62.3
Equity	12.2
Short-term investments	3.6

As a percentage of total investments.

PERFORMANCE CHART

Total returns for the period ended 8-31-18 (%)

	Class R4[1,2]	Class R6[2]	Class 1[2]	Index 1	Index 2	Index 3
Inception	11-7-13	11-7-13	11-7-13	11-7-13	11-7-13	11-7-13
Average annual total returns
1 year	3.97	4.22	4.17	19.66	-1.05	5.86
Since inception	5.08	5.26	5.20	13.12	2.29	5.98
Cumulative returns
Since inception	26.93	28.00	27.63	81.06	11.51	32.29

Performance figures assume all distributions have been reinvested.

The expense ratios of the portfolio, both net (including any fee waivers and/or expense limitations) and gross (excluding any fee waivers and/or expense limitations), are set forth according to the most recent publicly available prospectuses for the portfolio and may differ from those disclosed in the Financial highlights tables in this report. Net expenses reflect contractual expense limitations in effect until December 31, 2018 and are subject to change. Had the contractual fee waivers and expense limitations not been in place, gross expenses would apply. The following expense ratios include the expenses of the underlying funds in which the portfolio invests. The expense ratios are as follows:

	Class R4	Class R6	Class 1
Gross (%)	1.40	1.05	1.09
Net (%)	0.61	0.35	0.40

Please refer to the most recent prospectus and annual or semiannual report for more information on expenses and any expense limitation arrangements for each class.

The returns reflect past results and should not be considered indicative of future performance. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility and other factors, the portfolio's current performance may be higher or lower than the performance shown. For current to the most recent month-end performance data, please call 800-225-5291 or visit the portfolio's website at jhinvestments.com.

The performance information does not reflect the deduction of taxes that a shareholder would pay on portfolio distributions or the redemption of portfolio shares. The portfolio's performance results reflect any applicable fee waivers or expense reductions, without which the expenses would increase and results would have been less favorable.

1	Class R4 shares were first offered on 11-7-13 and ceased operations between 6-15-16 and 4-7-17. Returns while Class R4 shares were not offered are those of Class 1 shares that have not been adjusted for class-specific expenses; otherwise, returns would vary.
2	For certain types of investors, as described in the portfolio's prospectuses.
ANNUAL REPORT   |   JOHN HANCOCK MULTI-INDEX LIFETIME PORTFOLIOS       19

Your expenses

As a shareholder of a John Hancock Funds II Multi-Index Lifetime Portfolio, you incur two types of costs: (1) transaction costs, including sales charges (loads) on certain purchases or redemptions, and (2) ongoing costs, including management fees, distribution and service (Rule 12b-1) fees, and other portfolio expenses. In addition to the operating expenses which each portfolio bears directly, each portfolio indirectly bears a pro rata share of the operating expenses of the underlying funds in which each portfolio invests. Because underlying funds have varied operating expenses and transaction costs, and a portfolio may own different proportions of the underlying funds at different times, the amount of expenses incurred indirectly by the portfolio will vary. Had these indirect expenses been reflected in the following analysis, total expenses would have been higher than the amounts shown.

These examples are intended to help you understand your ongoing costs (in dollars) of investing in a portfolio so you can compare these costs with the ongoing costs of investing in other mutual funds. The examples are based on an investment of $1,000 at the beginning of the period and held for the entire period (March 1, 2018 through August 31, 2018).

Actual expenses:

The first line of each share class in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses paid during period ended” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes:

The second line of each share class in the following table provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio for the share class and an assumed annualized rate of return of 5% per year before expenses, which is not the actual return of the share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in a portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. Please remember that these hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the second line of each share class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. See the portfolios’ prospectuses for details regarding transaction costs.

SHAREHOLDER EXPENSE EXAMPLE CHART

				Expenses
		Account	Ending	paid during	Annualized
		value on	value on	period ended	expense
		3-1-2018	8-31-2018	8-31-2018[1]	ratio[2]
Multi-Index 2060 Lifetime Portfolio
Class R4	Actual expenses/actual returns	$1,000.00	$1,037.00	$0.87	0.17%
	Hypothetical example	1,000.00	1,024.30	0.87	0.17%
Class R6	Actual expenses/actual returns	1,000.00	1,038.60	0.05	0.01%
	Hypothetical example	1,000.00	1,025.20	0.05	0.01%
Class 1	Actual expenses/actual returns	1,000.00	1,037.80	0.31	0.06%
	Hypothetical example	1,000.00	1,024.90	0.31	0.06%
Multi-Index 2055 Lifetime Portfolio
Class R4	Actual expenses/actual returns	$1,000.00	$1,037.60	$0.77	0.15%
	Hypothetical example	1,000.00	1,024.40	0.77	0.15%
Class R6	Actual expenses/actual returns	1,000.00	1,037.60	0.05	0.01%
	Hypothetical example	1,000.00	1,025.20	0.05	0.01%
Class 1	Actual expenses/actual returns	1,000.00	1,037.50	0.26	0.05%
	Hypothetical example	1,000.00	1,025.00	0.26	0.05%

20 JOHN HANCOCK MULTI-INDEX LIFETIME PORTFOLIOS | ANNUAL REPORT

SHAREHOLDER EXPENSE EXAMPLE CHART (continued)

				Expenses
		Account	Ending	paid during	Annualized
		value on	value on	period ended	expense
		3-1-2018	8-31-2018	8-31-2018[1]	ratio[2]
Multi-Index 2050 Lifetime Portfolio
Class R4	Actual expenses/actual returns	$1,000.00	$1,037.10	$0.77	0.15%
	Hypothetical example	1,000.00	1,024.40	0.77	0.15%
Class R6	Actual expenses/actual returns	1,000.00	1,038.00	0.05	0.01%
	Hypothetical example	1,000.00	1,025.20	0.05	0.01%
Class 1	Actual expenses/actual returns	1,000.00	1,037.10	0.26	0.05%
	Hypothetical example	1,000.00	1,025.00	0.26	0.05%
Multi-Index 2045 Lifetime Portfolio
Class R4	Actual expenses/actual returns	$1,000.00	$1,036.60	$0.87	0.17%
	Hypothetical example	1,000.00	1,024.30	0.87	0.17%
Class R6	Actual expenses/actual returns	1,000.00	1,037.40	0.05	0.01%
	Hypothetical example	1,000.00	1,025.20	0.05	0.01%
Class 1	Actual expenses/actual returns	1,000.00	1,037.40	0.26	0.05%
	Hypothetical example	1,000.00	1,025.00	0.26	0.05%
Multi-Index 2040 Lifetime Portfolio
Class R4	Actual expenses/actual returns	$1,000.00	$1,036.50	$0.82	0.16%
	Hypothetical example	1,000.00	1,024.40	0.82	0.16%
Class R6	Actual expenses/actual returns	1,000.00	1,037.30	0.00	0.00%
	Hypothetical example	1,000.00	1,025.20	0.00	0.00%
Class 1	Actual expenses/actual returns	1,000.00	1,036.50	0.26	0.05%
	Hypothetical example	1,000.00	1,025.00	0.26	0.05%
Multi-Index 2035 Lifetime Portfolio
Class R4	Actual expenses/actual returns	$1,000.00	$1,034.70	$0.87	0.17%
	Hypothetical example	1,000.00	1,024.30	0.87	0.17%
Class R6	Actual expenses/actual returns	1,000.00	1,035.60	0.05	0.01%
	Hypothetical example	1,000.00	1,025.20	0.05	0.01%
Class 1	Actual expenses/actual returns	1,000.00	1,035.60	0.31	0.06%
	Hypothetical example	1,000.00	1,024.90	0.31	0.06%
Multi-Index 2030 Lifetime Portfolio
Class R4	Actual expenses/actual returns	$1,000.00	$1,032.10	$1.08	0.21%
	Hypothetical example	1,000.00	1,024.10	1.07	0.21%
Class R6	Actual expenses/actual returns	1,000.00	1,033.00	0.26	0.05%
	Hypothetical example	1,000.00	1,025.00	0.26	0.05%
Class 1	Actual expenses/actual returns	1,000.00	1,032.10	0.51	0.10%
	Hypothetical example	1,000.00	1,024.70	0.51	0.10%
Multi-Index 2025 Lifetime Portfolio
Class R4	Actual expenses/actual returns	$1,000.00	$1,029.50	$1.28	0.25%
	Hypothetical example	1,000.00	1,023.90	1.28	0.25%
Class R6	Actual expenses/actual returns	1,000.00	1,031.30	0.46	0.09%
	Hypothetical example	1,000.00	1,024.80	0.46	0.09%
Class 1	Actual expenses/actual returns	1,000.00	1,030.40	0.72	0.14%
	Hypothetical example	1,000.00	1,024.50	0.71	0.14%
Multi-Index 2020 Lifetime Portfolio
Class R4	Actual expenses/actual returns	$1,000.00	$1,026.80	$1.33	0.26%
	Hypothetical example	1,000.00	1,023.90	1.33	0.26%
Class R6	Actual expenses/actual returns	1,000.00	1,027.70	0.51	0.10%
	Hypothetical example	1,000.00	1,024.70	0.51	0.10%
Class 1	Actual expenses/actual returns	1,000.00	1,027.80	0.77	0.15%
	Hypothetical example	1,000.00	1,024.40	0.77	0.15%

ANNUAL REPORT | JOHN HANCOCK MULTI-INDEX LIFETIME PORTFOLIOS 21

SHAREHOLDER EXPENSE EXAMPLE CHART (continued)

				Expenses
		Account	Ending	paid during	Annualized
		value on	value on	period ended	expense
		3-1-2018	8-31-2018	8-31-2018[1]	ratio[2]
Multi-Index 2015 Lifetime Portfolio
Class R4	Actual expenses/actual returns	$1,000.00	$1,025.90	$1.38	0.27%
	Hypothetical example	1,000.00	1,023.80	1.38	0.27%
Class R6	Actual expenses/actual returns	1,000.00	1,025.90	0.56	0.11%
	Hypothetical example	1,000.00	1,024.70	0.56	0.11%
Class 1	Actual expenses/actual returns	1,000.00	1,025.90	0.82	0.16%
	Hypothetical example	1,000.00	1,024.40	0.82	0.16%
Multi-Index 2010 Lifetime Portfolio
Class R4	Actual expenses/actual returns	$1,000.00	$1,022.70	$1.27	0.25%
	Hypothetical example	1,000.00	1,023.90	1.28	0.25%
Class R6	Actual expenses/actual returns	1,000.00	1,024.60	0.61	0.12%
	Hypothetical example	1,000.00	1,024.60	0.61	0.12%
Class 1	Actual expenses/actual returns	1,000.00	1,023.70	0.82	0.16%
	Hypothetical example	1,000.00	1,024.40	0.82	0.16%
[1]	Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).
[2]	Ratios do not include expenses indirectly incurred by the underlying funds and can vary based on the mix of underlying funds held by the portfolios.

22 JOHN HANCOCK MULTI-INDEX LIFETIME PORTFOLIOS | ANNUAL REPORT

Portfolios' investments

MULTI-INDEX 2060 LIFETIME PORTFOLIO

As of 8-31-18
	Shares or
	Principal
	Amount	Value
AFFILIATED INVESTMENT COMPANIES (A) - 59.9%
Equity - 59.9%
Strategic Equity Allocation, Class NAV, JHF II
(JHAM) (B)(C)	719,451	$9,683,812
TOTAL AFFILIATED INVESTMENT COMPANIES (Cost
$9,625,935)		$9,683,812
UNAFFILIATED INVESTMENT COMPANIES - 39.9%
Exchange-traded funds - 39.9%
Financial Select Sector SPDR Fund	9,547	270,467
Invesco Senior Loan ETF	4,292	98,974
iShares Edge MSCI Min Vol USA ETF	14,222	804,823
iShares Global Infrastructure ETF	1,061	45,220
iShares JP Morgan USD Emerging Markets
Bond ETF	645	68,435
iShares TIPS Bond ETF	241	27,014
SPDR Bloomberg Barclays High Yield Bond
ETF (D)	1,092	39,312
SPDR Bloomberg Barclays Short Term High Yield
Bond ETF	1,242	34,217
Vanguard Dividend Appreciation ETF	4,902	536,083
Vanguard Energy ETF	2,052	211,520
Vanguard FTSE All World ex-US Small-Cap ETF	2,611	299,012
Vanguard FTSE Developed Markets ETF	8,956	386,183
Vanguard FTSE Emerging Markets ETF	14,414	605,965
Vanguard Global ex-U.S. Real Estate ETF	789	45,604
Vanguard Health Care ETF	1,083	191,756
Vanguard Information Technology ETF	814	165,079
Vanguard Intermediate-Term Corporate Bond
ETF	3,812	320,856
Vanguard Materials ETF	677	90,880
Vanguard Mid-Cap ETF	5,652	936,254
Vanguard Real Estate ETF	1,635	137,422
Vanguard S&P 500 ETF	97	25,872
Vanguard Short-Term Bond ETF	2,836	222,030
Vanguard Short-Term Corporate Bond ETF	2,196	172,166
Vanguard Short-Term Inflation-Protected
Securities ETF	1,106	54,194
Vanguard Small-Cap ETF	2,227	368,923
Vanguard Total Bond Market ETF	3,256	258,266
Xtrackers USD High Yield Corporate Bond ETF	811	40,380
TOTAL UNAFFILIATED INVESTMENT COMPANIES (Cost
$6,127,004)		$6,456,907
SECURITIES LENDING COLLATERAL - 0.2%
John Hancock Collateral Trust, 2.0611% (E)(F)	3,668	36,700
TOTAL SECURITIES LENDING COLLATERAL (Cost $36,700)		$36,700
SHORT-TERM INVESTMENTS - 0.7%
Money market funds - 0.7%
State Street Institutional U.S. Government
Money Market Fund, Premier Class,
1.8679% (E)	111,954	111,954
MULTI-INDEX 2060 LIFETIME PORTFOLIO (continued)

	Shares or
	Principal
	Amount	Value
TOTAL SHORT-TERM INVESTMENTS (Cost $111,954)		$111,954
Total investments (Cost $15,901,593) - 100.7%		$16,289,373
Other assets and liabilities, net - (0.7%)		(115,807)
TOTAL NET ASSETS - 100.0%		$16,173,566

MULTI-INDEX 2055 LIFETIME PORTFOLIO

As of 8-31-18
	Shares or
	Principal
	Amount	Value
AFFILIATED INVESTMENT COMPANIES (A) - 60.0%
Equity - 60.0%
Strategic Equity Allocation, Class NAV, JHF II
(JHAM) (B)(C)	3,155,665	$42,475,253
TOTAL AFFILIATED INVESTMENT COMPANIES (Cost
$40,779,465)		$42,475,253
UNAFFILIATED INVESTMENT COMPANIES - 40.1%
Exchange-traded funds - 40.1%
Financial Select Sector SPDR Fund	41,897	1,186,942
Invesco Senior Loan ETF	18,809	433,734
iShares Edge MSCI Min Vol USA ETF	62,518	3,537,894
iShares Global Infrastructure ETF	4,656	198,439
iShares JP Morgan USD Emerging Markets
Bond ETF	2,831	300,369
iShares TIPS Bond ETF	1,054	118,143
SPDR Bloomberg Barclays High Yield Bond
ETF (D)	4,775	171,900
SPDR Bloomberg Barclays Short Term High Yield
Bond ETF	5,427	149,514
Vanguard Dividend Appreciation ETF	21,615	2,363,816
Vanguard Energy ETF	9,060	933,905
Vanguard FTSE All World ex-US Small-Cap ETF	11,490	1,315,835
Vanguard FTSE Developed Markets ETF	39,430	1,700,222
Vanguard FTSE Emerging Markets ETF	63,250	2,659,030
Vanguard Global ex-U.S. Real Estate ETF	3,465	200,277
Vanguard Health Care ETF	4,792	848,472
Vanguard Information Technology ETF	3,593	728,660
Vanguard Intermediate-Term Corporate Bond
ETF	16,632	1,399,915
Vanguard Materials ETF	2,975	399,364
Vanguard Mid-Cap ETF	24,918	4,127,667
Vanguard Real Estate ETF	7,207	605,748
Vanguard S&P 500 ETF	434	115,756
Vanguard Short-Term Bond ETF	12,388	969,857
Vanguard Short-Term Corporate Bond ETF	9,594	752,170
Vanguard Short-Term Inflation-Protected
Securities ETF	4,831	236,719
Vanguard Small-Cap ETF	9,826	1,627,775
Vanguard Total Bond Market ETF	14,207	1,126,899
Xtrackers USD High Yield Corporate Bond ETF	3,549	176,705
TOTAL UNAFFILIATED INVESTMENT COMPANIES (Cost
$25,140,908)		$28,385,727

SEE NOTES TO FINANCIAL STATEMENTS	ANNUAL REPORT | JOHN HANCOCK MULTI-INDEX LIFETIME PORTFOLIOS 23

MULTI-INDEX 2055 LIFETIME PORTFOLIO (continued)

	Shares or
	Principal
	Amount	Value
SECURITIES LENDING COLLATERAL - 0.2%
John Hancock Collateral Trust, 2.0611% (E)(F)	17,238	$172,490
TOTAL SECURITIES LENDING COLLATERAL (Cost $172,490)		$172,490
SHORT-TERM INVESTMENTS - 0.2%
Money market funds - 0.2%
State Street Institutional U.S. Government
Money Market Fund, Premier Class,
1.8679% (E)	127,579	127,579
TOTAL SHORT-TERM INVESTMENTS (Cost $127,579)		$127,579
Total investments (Cost $66,220,442) - 100.5%		$71,161,049
Other assets and liabilities, net - (0.5%)		(334,260)
TOTAL NET ASSETS - 100.0%		$70,826,789

MULTI-INDEX 2050 LIFETIME PORTFOLIO

As of 8-31-18
	Shares or
	Principal
	Amount	Value
AFFILIATED INVESTMENT COMPANIES (A) - 60.0%
Equity - 60.0%
Strategic Equity Allocation, Class NAV, JHF II
(JHAM) (B)(C)	4,771,059	$64,218,449
TOTAL AFFILIATED INVESTMENT COMPANIES (Cost
$62,160,309)		$64,218,449
UNAFFILIATED INVESTMENT COMPANIES - 40.2%
Exchange-traded funds - 40.2%
Financial Select Sector SPDR Fund	63,775	1,806,746
Invesco Senior Loan ETF	28,639	660,413
iShares Edge MSCI Min Vol USA ETF	94,909	5,370,900
iShares Global Infrastructure ETF	7,100	302,602
iShares JP Morgan USD Emerging Markets
Bond ETF	4,308	457,079
iShares TIPS Bond ETF	1,607	180,129
SPDR Bloomberg Barclays High Yield Bond
ETF (D)	7,270	261,720
SPDR Bloomberg Barclays Short Term High Yield
Bond ETF	8,260	227,563
Vanguard Dividend Appreciation ETF	32,741	3,580,556
Vanguard Energy ETF	13,702	1,412,402
Vanguard FTSE All World ex-US Small-Cap
ETF (D)	17,442	1,997,458
Vanguard FTSE Developed Markets ETF	59,836	2,580,128
Vanguard FTSE Emerging Markets ETF	96,277	4,047,485
Vanguard Global ex-U.S. Real Estate ETF	5,281	305,242
Vanguard Health Care ETF	7,222	1,278,727
Vanguard Information Technology ETF	5,432	1,101,610
Vanguard Intermediate-Term Corporate Bond
ETF	25,337	2,132,615
Vanguard Materials ETF	4,528	607,839
Vanguard Mid-Cap ETF	37,754	6,253,951
Vanguard Real Estate ETF	10,935	919,087
Vanguard S&P 500 ETF	651	173,635
Vanguard Short-Term Bond ETF	18,861	1,476,628
MULTI-INDEX 2050 LIFETIME PORTFOLIO (continued)

	Shares or
	Principal
	Amount	Value
Exchange-traded funds - (continued)
Vanguard Short-Term Corporate Bond ETF	14,627	$1,146,757
Vanguard Short-Term Inflation-Protected
Securities ETF	7,359	360,591
Vanguard Small-Cap ETF	14,859	2,461,542
Vanguard Total Bond Market ETF	21,655	1,717,675
Xtrackers USD High Yield Corporate Bond ETF	5,402	268,966
TOTAL UNAFFILIATED INVESTMENT COMPANIES (Cost
$38,421,233)		$43,090,046
SECURITIES LENDING COLLATERAL - 0.5%
John Hancock Collateral Trust, 2.0611% (E)(F)	49,917	499,478
TOTAL SECURITIES LENDING COLLATERAL (Cost $499,418)		$499,478
SHORT-TERM INVESTMENTS - 0.3%
Money market funds - 0.3%
State Street Institutional U.S. Government
Money Market Fund, Premier Class,
1.8679% (E)	377,611	377,611
TOTAL SHORT-TERM INVESTMENTS (Cost $377,611)		$377,611
Total investments (Cost $101,458,571) - 101.0%		$108,185,584
Other assets and liabilities, net - (1.0%)		(1,071,279)
TOTAL NET ASSETS - 100.0%		$107,114,305

MULTI-INDEX 2045 LIFETIME PORTFOLIO

As of 8-31-18
	Shares or
	Principal
	Amount	Value
AFFILIATED INVESTMENT COMPANIES (A) - 59.9%
Equity - 59.9%
Strategic Equity Allocation, Class NAV, JHF II
(JHAM) (B)(C)	6,842,445	$92,099,305
TOTAL AFFILIATED INVESTMENT COMPANIES (Cost
$89,096,477)		$92,099,305
UNAFFILIATED INVESTMENT COMPANIES - 40.2%
Exchange-traded funds - 40.2%
Financial Select Sector SPDR Fund	91,047	2,579,362
Invesco Senior Loan ETF	40,962	944,583
iShares Edge MSCI Min Vol USA ETF	135,693	7,678,867
iShares Global Infrastructure ETF	10,140	432,167
iShares JP Morgan USD Emerging Markets
Bond ETF	6,150	652,515
iShares TIPS Bond ETF	2,306	258,480
SPDR Bloomberg Barclays High Yield Bond
ETF (D)	10,413	374,868
SPDR Bloomberg Barclays Short Term High Yield
Bond ETF	11,844	326,302
Vanguard Dividend Appreciation ETF	46,870	5,125,703
Vanguard Energy ETF	19,704	2,031,088
Vanguard FTSE All World ex-US Small-Cap ETF	24,903	2,851,892
Vanguard FTSE Developed Markets ETF	85,593	3,690,770
Vanguard FTSE Emerging Markets ETF	137,447	5,778,272
Vanguard Global ex-U.S. Real Estate ETF	7,543	435,985
Vanguard Health Care ETF	10,426	1,846,028

24 JOHN HANCOCK MULTI-INDEX LIFETIME PORTFOLIOS | ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

MULTI-INDEX 2045 LIFETIME PORTFOLIO (continued)

	Shares or
	Principal
	Amount	Value
Exchange-traded funds - (continued)
Vanguard Information Technology ETF	7,915	$1,605,162
Vanguard Intermediate-Term Corporate Bond
ETF	36,349	3,059,495
Vanguard Materials ETF	6,470	868,533
Vanguard Mid-Cap ETF	53,900	8,928,535
Vanguard Real Estate ETF	15,662	1,316,391
Vanguard S&P 500 ETF	935	249,383
Vanguard Short-Term Bond ETF	27,057	2,118,293
Vanguard Short-Term Corporate Bond ETF	20,983	1,645,067
Vanguard Short-Term Inflation-Protected
Securities ETF	10,567	517,783
Vanguard Small-Cap ETF	21,442	3,552,082
Vanguard Total Bond Market ETF	31,067	2,464,234
Xtrackers USD High Yield Corporate Bond ETF	7,745	385,624
TOTAL UNAFFILIATED INVESTMENT COMPANIES (Cost
$54,858,027)		$61,717,464
SECURITIES LENDING COLLATERAL - 0.2%
John Hancock Collateral Trust, 2.0611% (E)(F)	37,044	370,670
TOTAL SECURITIES LENDING COLLATERAL (Cost $370,670)		$370,670
SHORT-TERM INVESTMENTS - 0.2%
Money market funds - 0.2%
State Street Institutional U.S. Government
Money Market Fund, Premier Class,
1.8679% (E)	289,413	289,413
TOTAL SHORT-TERM INVESTMENTS (Cost $289,413)		$289,413
Total investments (Cost $144,614,587) - 100.5%		$154,476,852
Other assets and liabilities, net - (0.5%)		(797,371)
TOTAL NET ASSETS - 100.0%		$153,679,481

MULTI-INDEX 2040 LIFETIME PORTFOLIO

As of 8-31-18
	Shares or
	Principal
	Amount	Value
AFFILIATED INVESTMENT COMPANIES (A) - 58.3%
Equity - 58.3%
Strategic Equity Allocation, Class NAV, JHF II
(JHAM) (B)(C)	7,729,740	$104,042,302
TOTAL AFFILIATED INVESTMENT COMPANIES (Cost
$99,779,777)		$104,042,302
UNAFFILIATED INVESTMENT COMPANIES - 41.7%
Exchange-traded funds - 41.7%
Financial Select Sector SPDR Fund	104,871	2,970,995
Invesco Senior Loan ETF	53,534	1,234,493
iShares Edge MSCI Min Vol USA ETF	156,064	8,831,662
iShares Global Infrastructure ETF	11,646	496,353
iShares JP Morgan USD Emerging Markets
Bond ETF	7,922	840,524
iShares TIPS Bond ETF	2,964	332,235
SPDR Bloomberg Barclays High Yield Bond
ETF (D)	14,509	522,324
MULTI-INDEX 2040 LIFETIME PORTFOLIO (continued)

	Shares or
	Principal
	Amount	Value
Exchange-traded funds - (continued)
SPDR Bloomberg Barclays Short Term High Yield
Bond ETF	15,092	$415,785
Vanguard Dividend Appreciation ETF	53,838	5,887,724
Vanguard Energy ETF	22,575	2,327,031
Vanguard FTSE All World ex-US Small-Cap ETF	28,682	3,284,663
Vanguard FTSE Developed Markets ETF	98,353	4,240,981
Vanguard FTSE Emerging Markets ETF	156,701	6,587,710
Vanguard Global ex-U.S. Real Estate ETF	8,667	500,953
Vanguard Health Care ETF	11,618	2,057,083
Vanguard Information Technology ETF	8,717	1,767,808
Vanguard Intermediate-Term Corporate Bond
ETF	51,137	4,304,201
Vanguard Materials ETF	7,464	1,001,967
Vanguard Mid-Cap ETF	62,082	10,283,883
Vanguard Real Estate ETF	18,025	1,515,001
Vanguard S&P 500 ETF	1,371	365,673
Vanguard Short-Term Bond ETF	47,900	3,750,091
Vanguard Short-Term Corporate Bond ETF	30,107	2,360,389
Vanguard Short-Term Inflation-Protected
Securities ETF	13,583	665,567
Vanguard Small-Cap ETF	24,435	4,047,902
Vanguard Total Bond Market ETF	43,661	3,463,191
Xtrackers USD High Yield Corporate Bond ETF	8,983	447,264
TOTAL UNAFFILIATED INVESTMENT COMPANIES (Cost
$66,106,316)		$74,503,453
SECURITIES LENDING COLLATERAL - 0.3%
John Hancock Collateral Trust, 2.0611% (E)(F)	52,449	524,810
TOTAL SECURITIES LENDING COLLATERAL (Cost $524,810)		$524,810
SHORT-TERM INVESTMENTS - 0.0%
Money market funds - 0.0%
State Street Institutional U.S. Government
Money Market Fund, Premier Class,
1.8679% (E)	1,017	1,017
TOTAL SHORT-TERM INVESTMENTS (Cost $1,017)		$1,017
Total investments (Cost $166,411,920) - 100.3%		$179,071,582
Other assets and liabilities, net - (0.3%)		(508,151)
TOTAL NET ASSETS - 100.0%		$178,563,431

MULTI-INDEX 2035 LIFETIME PORTFOLIO

As of 8-31-18
	Shares or
	Principal
	Amount	Value
AFFILIATED INVESTMENT COMPANIES (A) - 54.1%
Equity - 54.1%
Strategic Equity Allocation, Class NAV, JHF II
(JHAM) (B)(C)	8,674,471	$116,758,385
TOTAL AFFILIATED INVESTMENT COMPANIES (Cost
$111,607,884)		$116,758,385
UNAFFILIATED INVESTMENT COMPANIES - 45.9%
Exchange-traded funds - 45.9%
Financial Select Sector SPDR Fund	120,239	3,406,371

SEE NOTES TO FINANCIAL STATEMENTS	ANNUAL REPORT | JOHN HANCOCK MULTI-INDEX LIFETIME PORTFOLIOS 25

MULTI-INDEX 2035 LIFETIME PORTFOLIO (continued)

	Shares or
	Principal
	Amount	Value
Exchange-traded funds - (continued)
Invesco Senior Loan ETF	156,830	$3,616,500
iShares Edge MSCI Min Vol USA ETF	183,096	10,361,403
iShares Global Infrastructure ETF	13,308	567,187
iShares JP Morgan USD Emerging Markets
Bond ETF	19,622	2,081,894
iShares TIPS Bond ETF	7,200	807,048
SPDR Bloomberg Barclays High Yield Bond
ETF (D)	42,097	1,515,492
SPDR Bloomberg Barclays Short Term High Yield
Bond ETF	40,319	1,110,788
Vanguard Dividend Appreciation ETF	63,163	6,907,506
Vanguard Energy ETF	25,924	2,672,246
Vanguard FTSE All World ex-US Small-Cap
ETF (D)	31,907	3,653,990
Vanguard FTSE Developed Markets ETF	108,935	4,697,277
Vanguard FTSE Emerging Markets ETF	161,967	6,809,093
Vanguard Global ex-U.S. Real Estate ETF	9,914	573,029
Vanguard Health Care ETF	12,302	2,178,192
Vanguard Information Technology ETF	9,113	1,848,116
Vanguard Intermediate-Term Corporate Bond
ETF	93,312	7,854,071
Vanguard Materials ETF	8,522	1,143,993
Vanguard Mid-Cap ETF	70,070	11,607,095
Vanguard Real Estate ETF	20,607	1,732,018
Vanguard S&P 500 ETF	2,585	689,471
Vanguard Short-Term Bond ETF	71,489	5,596,874
Vanguard Short-Term Corporate Bond ETF	52,949	4,151,202
Vanguard Short-Term Inflation-Protected
Securities ETF	33,000	1,617,000
Vanguard Small-Cap ETF	26,101	4,323,892
Vanguard Total Bond Market ETF	79,563	6,310,937
Xtrackers USD High Yield Corporate Bond ETF	21,559	1,073,423
TOTAL UNAFFILIATED INVESTMENT COMPANIES (Cost
$89,174,737)		$98,906,108
SECURITIES LENDING COLLATERAL - 0.8%
John Hancock Collateral Trust, 2.0611% (E)(F)	174,014	1,741,201
TOTAL SECURITIES LENDING COLLATERAL (Cost $1,741,088)		$1,741,201
SHORT-TERM INVESTMENTS - 0.0%
Money market funds - 0.0%
State Street Institutional U.S. Government
Money Market Fund, Premier Class,
1.8679% (E)	40,179	40,179
TOTAL SHORT-TERM INVESTMENTS (Cost $40,179)		$40,179
Total investments (Cost $202,563,888) - 100.8%		$217,445,873
Other assets and liabilities, net - (0.8%)		(1,719,320)
TOTAL NET ASSETS - 100.0%		$215,726,553
MULTI-INDEX 2030 LIFETIME PORTFOLIO

As of 8-31-18
	Shares or
	Principal
	Amount	Value
AFFILIATED INVESTMENT COMPANIES (A) - 47.5%
Equity - 47.5%
Strategic Equity Allocation, Class NAV, JHF II
(JHAM) (B)(C)	8,346,865	$112,348,800
TOTAL AFFILIATED INVESTMENT COMPANIES (Cost
$106,628,106)		$112,348,800
UNAFFILIATED INVESTMENT COMPANIES - 52.4%
Exchange-traded funds - 52.4%
Financial Select Sector SPDR Fund	118,500	3,357,105
Invesco Senior Loan ETF	258,556	5,962,301
iShares Edge MSCI Min Vol USA ETF	198,395	11,227,173
iShares Global Infrastructure ETF	13,245	564,502
iShares JP Morgan USD Emerging Markets
Bond ETF	38,569	4,092,171
iShares TIPS Bond ETF	14,643	1,641,334
SPDR Bloomberg Barclays High Yield Bond
ETF (D)	89,378	3,217,608
SPDR Bloomberg Barclays Short Term High Yield
Bond ETF	77,739	2,141,709
Vanguard Dividend Appreciation ETF	68,297	7,468,960
Vanguard Energy ETF	25,719	2,651,115
Vanguard FTSE All World ex-US Small-Cap
ETF (D)	30,001	3,435,715
Vanguard FTSE Developed Markets ETF	107,082	4,617,376
Vanguard FTSE Emerging Markets ETF	132,434	5,567,525
Vanguard Global ex-U.S. Real Estate ETF	9,814	567,249
Vanguard Health Care ETF	11,156	1,975,281
Vanguard Information Technology ETF	8,928	1,810,598
Vanguard Intermediate-Term Corporate Bond
ETF	162,282	13,659,276
Vanguard Materials ETF	8,452	1,134,596
Vanguard Mid-Cap ETF	65,638	10,872,935
Vanguard Real Estate ETF	20,395	1,714,200
Vanguard S&P 500 ETF	3,968	1,058,345
Vanguard Short-Term Bond ETF	111,575	8,735,207
Vanguard Short-Term Corporate Bond ETF	89,917	7,049,493
Vanguard Short-Term Inflation-Protected
Securities ETF	67,094	3,287,606
Vanguard Small-Cap ETF	19,345	3,204,693
Vanguard Total Bond Market ETF	139,172	11,039,123
Xtrackers USD High Yield Corporate Bond ETF	35,662	1,775,611
TOTAL UNAFFILIATED INVESTMENT COMPANIES (Cost
$114,245,450)		$123,828,807
SECURITIES LENDING COLLATERAL - 2.1%
John Hancock Collateral Trust, 2.0611% (E)(F)	493,092	4,933,931
TOTAL SECURITIES LENDING COLLATERAL (Cost $4,933,384)		$4,933,931
SHORT-TERM INVESTMENTS - 0.0%
Money market funds - 0.0%
State Street Institutional U.S. Government
Money Market Fund, Premier Class,
1.8679% (E)	22,721	22,721

26 JOHN HANCOCK MULTI-INDEX LIFETIME PORTFOLIOS | ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

MULTI-INDEX 2030 LIFETIME PORTFOLIO (continued)

	Shares or
	Principal
	Amount	Value
TOTAL SHORT-TERM INVESTMENTS (Cost $22,721)		$22,721
Total investments (Cost $225,829,661) - 102.0%		$241,134,259
Other assets and liabilities, net - (2.0%)		(4,792,799)
TOTAL NET ASSETS - 100.0%		$236,341,460

MULTI-INDEX 2025 LIFETIME PORTFOLIO

As of 8-31-18
	Shares or
	Principal
	Amount	Value
AFFILIATED INVESTMENT COMPANIES (A) - 40.6%
Equity - 40.6%
Strategic Equity Allocation, Class NAV, JHF II (JHAM) (B)(C)	6,628,764	$89,223,157
TOTAL AFFILIATED INVESTMENT COMPANIES (Cost $84,502,747)		$89,223,157
UNAFFILIATED INVESTMENT COMPANIES - 59.4%
Exchange-traded funds - 59.4%
Financial Select Sector SPDR Fund	97,626	2,765,745
Invesco Senior Loan ETF	418,958	9,661,171
iShares Edge MSCI Min Vol USA ETF	176,571	9,992,153
iShares Global Infrastructure ETF	10,870	463,279
iShares JP Morgan USD Emerging Markets Bond ETF	42,847	4,546,067
iShares TIPS Bond ETF	20,734	2,324,074
SPDR Bloomberg Barclays High Yield Bond ETF (D)	132,051	4,753,836
SPDR Bloomberg Barclays Short Term High Yield Bond ETF	108,137	2,979,174
Vanguard Dividend Appreciation ETF	61,128	6,684,958
Vanguard Energy ETF	21,154	2,180,554
Vanguard FTSE All World ex-US Small-Cap ETF	21,791	2,495,505
Vanguard FTSE Developed Markets ETF	68,068	2,935,092
Vanguard FTSE Emerging Markets ETF	83,160	3,496,046
Vanguard Global ex-U.S. Real Estate ETF	8,106	468,527
Vanguard Health Care ETF	8,727	1,545,203
Vanguard Information Technology ETF	7,093	1,438,460
Vanguard Intermediate-Term Corporate Bond ETF	216,967	18,262,114
Vanguard Materials ETF	6,977	936,592
Vanguard Mid-Cap ETF	49,979	8,279,021
Vanguard Real Estate ETF	16,813	1,413,133
Vanguard S&P 500 ETF	2,187	583,317
Vanguard Short-Term Bond ETF	118,321	9,263,351
Vanguard Short-Term Corporate Bond ETF	115,847	9,082,405
Vanguard Short-Term Inflation-Protected Securities ETF	94,993	4,654,657
Vanguard Small-Cap ETF	15,304	2,535,261
Vanguard Total Bond Market ETF	186,367	14,782,630
Xtrackers USD High Yield Corporate Bond ETF	44,057	2,193,598
TOTAL UNAFFILIATED INVESTMENT COMPANIES (Cost $123,121,799)		$130,715,923
MULTI-INDEX 2025 LIFETIME PORTFOLIO (continued)

	Shares or
	Principal
	Amount	Value
SECURITIES LENDING COLLATERAL - 2.2%
John Hancock Collateral Trust, 2.0611% (E)(F)	477,476	$4,777,673
TOTAL SECURITIES LENDING COLLATERAL (Cost $4,777,114)		$4,777,673
SHORT-TERM INVESTMENTS - 0.2%
Money market funds - 0.2%
State Street Institutional U.S. Government
Money Market Fund, Premier Class,
1.8679% (E)	402,278	402,278
TOTAL SHORT-TERM INVESTMENTS (Cost $402,278)		$402,278
Total investments (Cost $212,803,938) - 102.4%		$225,119,031
Other assets and liabilities, net - (2.4%)		(5,232,104)
TOTAL NET ASSETS - 100.0%		$219,886,927

MULTI-INDEX 2020 LIFETIME PORTFOLIO

As of 8-31-18
	Shares or
	Principal
	Amount	Value
AFFILIATED INVESTMENT COMPANIES (A) - 33.1%
Equity - 33.1%
Strategic Equity Allocation, Class NAV, JHF II (JHAM) (B)(C)	3,553,643	$47,832,041
TOTAL AFFILIATED INVESTMENT COMPANIES (Cost $45,021,786)		$47,832,041
UNAFFILIATED INVESTMENT COMPANIES - 66.9%
Exchange-traded funds - 66.9%
Financial Select Sector SPDR Fund	49,672	1,407,208
Invesco Senior Loan ETF	346,168	7,982,634
iShares Edge MSCI Min Vol USA ETF	121,832	6,894,473
iShares Global Infrastructure ETF	6,307	268,804
iShares JP Morgan USD Emerging Markets Bond ETF	32,752	3,474,987
iShares TIPS Bond ETF	17,610	1,973,905
SPDR Bloomberg Barclays High Yield Bond ETF (D)	112,714	4,057,704
SPDR Bloomberg Barclays Short Term High Yield Bond ETF	91,149	2,511,155
Vanguard Dividend Appreciation ETF	42,066	4,600,338
Vanguard Energy ETF	12,367	1,274,790
Vanguard FTSE All World ex-US Small-Cap ETF	10,437	1,195,245
Vanguard FTSE Developed Markets ETF	26,333	1,135,479
Vanguard FTSE Emerging Markets ETF	29,613	1,244,931
Vanguard Global ex-U.S. Real Estate ETF	4,710	272,238
Vanguard Health Care ETF	3,611	639,364
Vanguard Information Technology ETF	3,666	743,465
Vanguard Intermediate-Term Bond ETF	11,064	898,729
Vanguard Intermediate-Term Corporate Bond ETF	187,655	15,794,919
Vanguard Materials ETF	4,053	544,075
Vanguard Mid-Cap ETF	24,212	4,010,718
Vanguard Real Estate ETF	9,775	821,589
Vanguard S&P 500 ETF	27	7,201
Vanguard Short-Term Bond ETF	88,988	6,966,871

SEE NOTES TO FINANCIAL STATEMENTS	ANNUAL REPORT | JOHN HANCOCK MULTI-INDEX LIFETIME PORTFOLIOS 27

MULTI-INDEX 2020 LIFETIME PORTFOLIO (continued)

	Shares or
	Principal
	Amount	Value
Exchange-traded funds - (continued)
Vanguard Short-Term Corporate Bond ETF	102,144	$8,008,090
Vanguard Short-Term Inflation-Protected Securities ETF	80,675	3,953,075
Vanguard Small-Cap ETF	7,661	1,269,121
Vanguard Total Bond Market ETF	161,017	12,771,868
Xtrackers USD High Yield Corporate Bond ETF	36,116	1,798,216
TOTAL UNAFFILIATED INVESTMENT COMPANIES (Cost $92,557,766)		$96,521,192
SECURITIES LENDING COLLATERAL - 2.8%
John Hancock Collateral Trust, 2.0611% (E)(F)	407,863	4,081,122
TOTAL SECURITIES LENDING COLLATERAL (Cost $4,081,040)		$4,081,122
SHORT-TERM INVESTMENTS - 0.2%
Money market funds - 0.2%
State Street Institutional U.S. Government Money Market Fund, Premier Class, 1.8679% (E)	215,647	215,647
TOTAL SHORT-TERM INVESTMENTS (Cost $215,647)		$215,647
Total investments (Cost $141,876,239) - 103.0%		$148,650,002
Other assets and liabilities, net - (3.0%)		(4,311,762)
TOTAL NET ASSETS - 100.0%		$144,338,240

MULTI-INDEX 2015 LIFETIME PORTFOLIO

As of 8-31-18
	Shares or
	Principal
	Amount	Value
AFFILIATED INVESTMENT COMPANIES (A) - 27.2%
Equity - 27.2%
Strategic Equity Allocation, Class NAV, JHF II (JHAM) (B)(C)	873,149	$11,752,584
TOTAL AFFILIATED INVESTMENT COMPANIES (Cost $10,901,942)		$11,752,584
UNAFFILIATED INVESTMENT COMPANIES - 72.7%
Exchange-traded funds - 72.7%
Financial Select Sector SPDR Fund	5,779	163,719
Invesco Senior Loan ETF	117,248	2,703,739
iShares Edge MSCI Min Vol USA ETF	36,680	2,075,721
iShares Global Infrastructure ETF	1,665	70,962
iShares JP Morgan USD Emerging Markets Bond ETF	11,125	1,180,363
iShares TIPS Bond ETF	6,092	682,852
SPDR Bloomberg Barclays High Yield Bond ETF (D)	37,526	1,350,936
SPDR Bloomberg Barclays Short Term High Yield Bond ETF	31,059	855,675
Vanguard Dividend Appreciation ETF	12,708	1,389,747
Vanguard Energy ETF	3,292	339,339
Vanguard FTSE Developed Markets ETF	4,779	206,070
Vanguard FTSE Emerging Markets ETF	6,260	263,170
Vanguard Global ex-U.S. Real Estate ETF	1,243	71,845
Vanguard Health Care ETF	601	106,413
Vanguard Information Technology ETF	647	131,212
MULTI-INDEX 2015 LIFETIME PORTFOLIO (continued)

	Shares or
	Principal
	Amount	Value
Exchange-traded funds - (continued)
Vanguard Intermediate-Term Bond ETF	9,921	$805,883
Vanguard Intermediate-Term Corporate Bond ETF	68,851	5,795,191
Vanguard Materials ETF	1,074	144,174
Vanguard Mid-Cap ETF	5,751	952,653
Vanguard Real Estate ETF	2,582	217,017
Vanguard S&P 500 ETF	8	2,134
Vanguard Short-Term Bond ETF	23,915	1,872,305
Vanguard Short-Term Corporate Bond ETF	38,335	3,005,464
Vanguard Short-Term Inflation-Protected Securities ETF	27,901	1,367,149
Vanguard Small-Cap ETF	1,550	256,773
Vanguard Total Bond Market ETF	58,920	4,673,534
Xtrackers USD High Yield Corporate Bond ETF	12,945	644,532
TOTAL UNAFFILIATED INVESTMENT COMPANIES (Cost $30,319,280)		$31,328,572
SECURITIES LENDING COLLATERAL - 3.1%
John Hancock Collateral Trust, 2.0611% (E)(F)	135,707	1,357,900
TOTAL SECURITIES LENDING COLLATERAL (Cost $1,357,900)		$1,357,900
SHORT-TERM INVESTMENTS - 0.3%
Money market funds - 0.3%
State Street Institutional U.S. Government Money Market Fund, Premier Class, 1.8679% (E)	118,028	118,028
TOTAL SHORT-TERM INVESTMENTS (Cost $118,028)		$118,028
Total investments (Cost $42,697,150) - 103.3%		$44,557,084
Other assets and liabilities, net - (3.3%)		(1,443,690)
TOTAL NET ASSETS - 100.0%		$43,113,394

MULTI-INDEX 2010 LIFETIME PORTFOLIO

As of 8-31-18
	Shares or
	Principal
	Amount	Value
AFFILIATED INVESTMENT COMPANIES (A) - 22.7%
Equity - 22.7%
Strategic Equity Allocation, Class NAV, JHF II (JHAM) (B)(C)	501,867	$6,755,128
TOTAL AFFILIATED INVESTMENT COMPANIES (Cost $6,319,172)		$6,755,128
UNAFFILIATED INVESTMENT COMPANIES - 77.2%
Exchange-traded funds - 77.2%
Invesco Senior Loan ETF	83,356	1,922,189
iShares Edge MSCI Min Vol USA ETF	25,514	1,443,837
iShares Global Infrastructure ETF	1,080	46,030
iShares JP Morgan USD Emerging Markets Bond ETF	8,501	901,956
iShares TIPS Bond ETF	4,666	523,012
SPDR Bloomberg Barclays High Yield Bond ETF (D)	29,645	1,067,220
SPDR Bloomberg Barclays Short Term High Yield Bond ETF	23,555	648,940

28 JOHN HANCOCK MULTI-INDEX LIFETIME PORTFOLIOS | ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

MULTI-INDEX 2010 LIFETIME PORTFOLIO (continued)

	Shares or
	Principal
	Amount	Value
Exchange-traded funds - (continued)
Vanguard Dividend Appreciation ETF	8,801	$962,477
Vanguard Energy ETF	2,056	211,932
Vanguard FTSE Developed Markets ETF	2,284	98,486
Vanguard FTSE Emerging Markets ETF	2,423	101,863
Vanguard Global ex-U.S. Real Estate ETF	787	45,489
Vanguard Intermediate-Term Bond ETF	10,159	825,216
Vanguard Intermediate-Term Corporate Bond ETF	53,449	4,498,802
Vanguard Materials ETF	677	90,880
Vanguard Mid-Cap ETF	3,069	508,380
Vanguard Real Estate ETF	1,641	137,926
Vanguard S&P 500 ETF	5	1,334
Vanguard Short-Term Bond ETF	17,097	1,338,524
Vanguard Short-Term Corporate Bond ETF	30,015	2,353,176
Vanguard Short-Term Inflation-Protected Securities ETF	21,375	1,047,375
Vanguard Small-Cap ETF	663	109,833
Vanguard Total Bond Market ETF	45,700	3,624,924
Xtrackers USD High Yield Corporate Bond ETF	8,969	446,567
TOTAL UNAFFILIATED INVESTMENT COMPANIES (Cost $22,549,682)		$22,956,368
SECURITIES LENDING COLLATERAL - 3.6%
John Hancock Collateral Trust, 2.0611% (E)(F)	107,465	1,075,310
TOTAL SECURITIES LENDING COLLATERAL (Cost $1,075,310)		$1,075,310
SHORT-TERM INVESTMENTS - 0.1%
Money market funds - 0.1%
State Street Institutional U.S. Government Money Market Fund, Premier Class, 1.8679% (E)	26,738	26,738
TOTAL SHORT-TERM INVESTMENTS (Cost $26,738)		$26,738
Total investments (Cost $29,970,902) - 103.6%		$30,813,544
Other assets and liabilities, net - (3.6%)		(1,074,725)
TOTAL NET ASSETS - 100.0%		$29,738,819

Percentages are based upon net assets.

Security Abbreviations and Legend

JHAM	John Hancock Asset Management
JHF II	John Hancock Funds II
(A)	The underlying funds’ subadvisor is shown parenthetically.
(B)	The subadvisor is an affiliate of the advisor.
(C)	Manulife Asset Management (US) LLC is doing business as John Hancock Asset Management.
(D)	All or a portion of this security is on loan as of 8-31-18.
(E)	The rate shown is the annualized seven-day yield as of 8-31-18.
(F)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.

SEE NOTES TO FINANCIAL STATEMENTS	ANNUAL REPORT | JOHN HANCOCK MULTI-INDEX LIFETIME PORTFOLIOS 29

Financial statements

STATEMENTS OF ASSETS AND LIABILITIES 8-31-18

	Multi-Index	Multi-Index	Multi-Index	Multi-Index
	2060 Lifetime	2055 Lifetime	2050 Lifetime	2045 Lifetime
	Portfolio	Portfolio	Portfolio	Portfolio
Assets
Unaffiliated investments, at value	$6,568,861	$28,513,306	$43,467,657	$62,006,877
Affiliated investments, at value	9,720,512	42,647,743	64,717,927	92,469,975
Total investments, at value	16,289,373	71,161,049	108,185,584	154,476,852
Interest receivable	179	194	327	240
Receivable for fund shares sold	62,106	553	1,649	3,774
Receivable for investments sold	—	76,673	138,598	—
Receivable for securities lending income	107	410	537	731
Receivable due from advisor	—	2,120	2,083	2,059
Other assets	18,283	18,688	13,665	13,900
Total assets	16,370,048	71,259,687	108,342,443	154,497,556
Liabilities
Payable for investments purchased	87,953	53,381	299,577	217,078
Payable for fund shares repurchased	—	135,357	355,754	153,173
Payable upon return of securities loaned	36,700	172,490	499,455	370,670
Payable to affiliates
Accounting and legal services fees	691	3,383	4,943	7,287
Transfer agent fees	9	41	163	322
Trustees’ fees	94	165	175	190
Other liabilities and accrued expenses	71,035	68,081	68,071	69,355
Total liabilities	196,482	432,898	1,228,138	818,075
Net assets	$16,173,566	$70,826,789	$107,114,305	$153,679,481
Net assets consist of
Paid-in capital	$15,051,436	$61,234,537	$93,597,376	$133,936,118
Undistributed net investment income (loss)	46,377	247,598	361,553	543,336
Accumulated net realized gain (loss) on investments	687,973	4,404,047	6,428,363	9,337,762
Net unrealized appreciation (depreciation) on investments	387,780	4,940,607	6,727,013	9,862,265
Net assets	$16,173,566	$70,826,789	$107,114,305	$153,679,481
Unaffiliated investments, at cost	$6,238,958	$25,268,487	$38,798,844	$55,147,440
Affiliated investments, at cost	$9,662,635	$40,951,955	$62,659,727	$89,467,147
Securities loaned, at value	$35,970	$169,059	$489,273	$363,297
Net asset value per share
The portfolios have an unlimited number of shares authorized with no par value. Net asset value is calculated by dividing the net assets of each class of shares by the number of outstanding shares in the class.
Class R4
Net assets	$57,003	$55,488	$55,726	$55,552
Shares outstanding	4,421	4,367	4,337	4,355
Net asset value, offering price and redemption price per share	$12.89	$12.71	$12.85	$12.76
Class R6
Net assets	$948,413	$4,455,751	$18,646,156	$32,148,841
Shares outstanding	73,529	350,440	1,450,933	2,517,648
Net asset value, offering price and redemption price per share	$12.90	$12.71	$12.85	$12.77
Class 1
Net assets	$15,168,150	$66,315,550	$88,412,423	$121,475,088
Shares outstanding	1,176,256	5,214,025	6,878,193	9,517,857
Net asset value, offering price and redemption price per share	$12.90	$12.72	$12.85	$12.76

30 JOHN HANCOCK MULTI-INDEX LIFETIME PORTFOLIOS | ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

STATEMENTS OF ASSETS AND LIABILITIES 8-31-18
Continued

	Multi-Index	Multi-Index	Multi-Index	Multi-Index
	2040 Lifetime	2035 Lifetime	2030 Lifetime	2025 Lifetime
	Portfolio	Portfolio	Portfolio	Portfolio
Assets
Unaffiliated investments, at value	$74,504,470	$98,946,287	$123,851,528	$131,118,201
Affiliated investments, at value	104,567,112	118,499,586	117,282,731	94,000,830
Total investments, at value	179,071,582	217,445,873	241,134,259	225,119,031
Interest receivable	225	234	227	283
Receivable for fund shares sold	14,693	109,876	166,088	896
Receivable for investments sold	475,916	88,095	35,828	312,612
Receivable for securities lending income	1,285	1,548	4,476	3,741
Receivable due from advisor	1,997	1,974	1,903	1,914
Other assets	13,998	14,170	14,263	14,181
Total assets	179,579,696	217,661,770	241,357,044	225,452,658
Liabilities
Due to custodian	407,452	—	—	—
Payable for investments purchased	5,534	67,888	84	298,727
Payable for fund shares repurchased	75	45,345	69	408,425
Payable upon return of securities loaned	524,810	1,741,870	4,934,267	4,778,340
Payable to affiliates
Accounting and legal services fees	8,541	10,357	11,538	10,649
Transfer agent fees	284	213	84	49
Trustees’ fees	201	214	224	219
Other liabilities and accrued expenses	69,368	69,330	69,318	69,322
Total liabilities	1,016,265	1,935,217	5,015,584	5,565,731
Net assets	$178,563,431	$215,726,553	$236,341,460	$219,886,927
Net assets consist of
Paid-in capital	$153,506,984	$187,470,379	$207,271,677	$195,956,622
Undistributed net investment income (loss)	686,961	1,056,154	1,494,120	1,755,379
Accumulated net realized gain (loss) on investments	11,709,824	12,318,035	12,271,065	9,859,833
Net unrealized appreciation (depreciation) on investments	12,659,662	14,881,985	15,304,598	12,315,093
Net assets	$178,563,431	$215,726,553	$236,341,460	$219,886,927
Unaffiliated investments, at cost	$66,107,333	$89,214,916	$114,268,171	$123,524,077
Affiliated investments, at cost	$100,304,587	$113,348,972	$111,561,490	$89,279,861
Securities loaned, at value	$514,371	$1,707,278	$4,836,542	$4,683,294
Net asset value per share
The portfolios have an unlimited number of shares authorized with no par value. Net asset value is calculated by dividing the net assets of each class of shares by the number of outstanding shares in the class.
Class R4
Net assets	$55,522	$54,811	$53,942	$53,195
Shares outstanding	4,340	4,378	4,421	4,484
Net asset value, offering price and redemption price per share	$12.79	$12.52	$12.20	$11.86
Class R6
Net assets	$27,193,003	$20,589,713	$6,634,606	$4,586,529
Shares outstanding	2,125,036	1,644,497	543,412	386,410
Net asset value, offering price and redemption price per share	$12.80	$12.52	$12.21	$11.87
Class 1
Net assets	$151,314,906	$195,082,029	$229,652,912	$215,247,203
Shares outstanding	11,828,326	15,582,551	18,819,810	18,146,592
Net asset value, offering price and redemption price per share	$12.79	$12.52	$12.20	$11.86

SEE NOTES TO FINANCIAL STATEMENTS	ANNUAL REPORT | JOHN HANCOCK MULTI-INDEX LIFETIME PORTFOLIOS 31

STATEMENTS OF ASSETS AND LIABILITIES 8-31-18
Continued

	Multi-Index	Multi-Index	Multi-Index
	2020 Lifetime	2015 Lifetime	2010 Lifetime
	Portfolio	Portfolio	Portfolio
Assets
Unaffiliated investments, at value	$96,736,839	$31,446,600	$22,983,106
Affiliated investments, at value	51,913,163	13,110,484	7,830,438
Total investments, at value	148,650,002	44,557,084	30,813,544
Interest receivable	339	127	378
Receivable for fund shares sold	1,085	12,598	20,257
Receivable for investments sold	78,757	—	45,557
Receivable for securities lending income	1,822	182	141
Receivable due from advisor	2,023	1,742	1,812
Other assets	13,858	13,424	13,364
Total assets	148,747,886	44,585,157	30,895,053
Liabilities
Payable for investments purchased	135,155	44,325	12,074
Payable for fund shares repurchased	116,860	—	—
Payable upon return of securities loaned	4,081,040	1,357,900	1,075,310
Payable to affiliates
Accounting and legal services fees	7,029	2,113	1,422
Transfer agent fees	30	10	11
Trustees’ fees	193	152	144
Other liabilities and accrued expenses	69,339	67,263	67,273
Total liabilities	4,409,646	1,471,763	1,156,234
Net assets	$144,338,240	$43,113,394	$29,738,819
Net assets consist of
Paid-in capital	$131,132,871	$39,586,937	$27,995,615
Undistributed net investment income (loss)	1,417,368	493,354	351,073
Accumulated net realized gain (loss) on investments	5,014,238	1,173,169	549,489
Net unrealized appreciation (depreciation) on investments	6,773,763	1,859,934	842,642
Net assets	$144,338,240	$43,113,394	$29,738,819
Unaffiliated investments, at cost	$92,773,413	$30,437,308	$22,576,420
Affiliated investments, at cost	$49,102,826	$12,259,842	$7,394,482
Securities loaned, at value	$3,999,864	$1,330,890	$1,053,921
Net asset value per share
The portfolios have an unlimited number of shares authorized with no par value. Net asset value is calculated by dividing the net assets of each class of shares by the number of outstanding shares in the class.
Class R4
Net assets	$52,376	$51,517	$51,334
Shares outstanding	4,562	4,655	4,748
Net asset value, offering price and redemption price per share	$11.48	$11.07	$10.81
Class R6
Net assets	$2,815,706	$880,431	$964,163
Shares outstanding	245,042	79,501	89,052
Net asset value, offering price and redemption price per share	$11.49	$11.07	$10.83
Class 1
Net assets	$141,470,158	$42,181,446	$28,723,322
Shares outstanding	12,319,759	3,810,837	2,655,060
Net asset value, offering price and redemption price per share	$11.48	$11.07	$10.82

32 JOHN HANCOCK MULTI-INDEX LIFETIME PORTFOLIOS | ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

STATEMENTS OF OPERATIONS For the year ended 8-31-18

	Multi-Index	Multi-Index	Multi-Index	Multi-Index
	2060 Lifetime	2055 Lifetime	2050 Lifetime	2045 Lifetime
	Portfolio	Portfolio	Portfolio	Portfolio
Investment income
Dividends	$92,114	$564,654	$825,502	$1,222,302
Interest	1,064	1,461	1,895	2,137
Income distributions received from affiliated investments	100,169	654,918	958,261	1,407,634
Other income received from advisor	440	3,557	5,486	7,571
Securities lending	461	2,420	3,784	7,858
Total investment income	194,248	1,227,010	1,794,928	2,647,502
Expenses
Investment management fees	25,195	148,185	217,135	320,883
Distribution and service fees	5,208	30,447	40,224	55,786
Accounting and legal services fees	1,550	9,264	13,597	20,078
Transfer agent fees	71	337	1,580	3,211
Trustees’ fees	404	1,243	1,675	2,350
Custodian fees	34,910	37,305	36,805	41,594
State registration fees	31,636	35,130	35,253	35,526
Printing and postage	15,181	15,299	15,482	15,782
Professional fees	31,401	38,329	39,156	40,559
Other	8,480	8,979	9,258	9,980
Total expenses	154,036	324,518	410,165	545,749
Less expense reductions	(148,877)	(294,119)	(369,989)	(490,012)
Net expenses	5,159	30,399	40,176	55,737
Net investment income	189,089	1,196,611	1,754,752	2,591,765
Realized and unrealized gain (loss)
Net realized gain (loss) on
Unaffiliated investments	76,224	523,905	667,071	1,065,297
Affiliated investments	(25,761)	(107,498)	(55,193)	(7,615)
Capital gain distributions received from unaffiliated investments	122	747	1,086	1,623
Capital gain distributions received from affiliated investments	726,530	4,750,124	6,950,281	10,209,584
	777,115	5,167,278	7,563,245	11,268,889
Change in net unrealized appreciation (depreciation) of
Unaffiliated investments	192,433	1,261,878	1,966,308	2,869,477
Affiliated investments	(163,418)	(918,978)	(1,421,969)	(2,014,918)
	29,015	342,900	544,339	854,559
Net realized and unrealized gain	806,130	5,510,178	8,107,584	12,123,448
Increase (decrease) in net assets from operations	$995,219	$6,706,789	$9,862,336	$14,715,213

SEE NOTES TO FINANCIAL STATEMENTS	ANNUAL REPORT | JOHN HANCOCK MULTI-INDEX LIFETIME PORTFOLIOS 33

STATEMENTS OF OPERATIONS For the year ended 8-31-18
Continued

	Multi-Index	Multi-Index	Multi-Index	Multi-Index
	2040 Lifetime	2035 Lifetime	2030 Lifetime	2025 Lifetime
	Portfolio	Portfolio	Portfolio	Portfolio
Investment income
Dividends	$1,542,399	$2,225,347	$3,085,753	$3,502,209
Interest	1,980	2,242	2,438	2,942
Income distributions received from affiliated investments	1,682,631	1,886,111	1,864,140	1,503,506
Securities lending	10,797	26,060	41,132	53,291
Total investment income	3,237,807	4,139,760	4,993,463	5,061,948
Expenses
Investment management fees	397,351	521,350	654,113	679,493
Distribution and service fees	70,912	91,274	109,558	103,574
Accounting and legal services fees	24,135	29,275	33,005	30,880
Transfer agent fees	2,903	2,211	861	538
Trustees’ fees	2,808	3,385	3,783	3,623
Custodian fees	40,619	40,594	40,594	40,594
State registration fees	35,750	36,036	36,304	36,287
Printing and postage	16,008	16,203	16,375	16,272
Professional fees	41,591	42,938	44,157	43,857
Other	10,443	11,067	11,347	12,549
Total expenses	642,520	794,333	950,097	967,667
Less expense reductions	(569,154)	(674,383)	(727,137)	(688,990)
Net expenses	73,366	119,950	222,960	278,677
Net investment income	3,164,441	4,019,810	4,770,503	4,783,271
Realized and unrealized gain (loss)
Net realized gain (loss) on
Unaffiliated investments	1,561,123	1,630,259	1,751,097	1,418,378
Affiliated investments	2,712	(7,111)	61,932	468,022
Capital gain distributions received from unaffiliated investments	2,407	4,331	7,676	10,324
Capital gain distributions received from affiliated investments	12,204,138	13,679,983	13,520,630	10,904,944
	13,770,380	15,307,462	15,341,335	12,801,668
Change in net unrealized appreciation (depreciation) of
Unaffiliated investments	3,149,567	3,179,039	2,170,889	842,537
Affiliated investments	(2,469,185)	(2,668,382)	(2,617,801)	(2,450,000)
	680,382	510,657	(446,912)	(1,607,463)
Net realized and unrealized gain	14,450,762	15,818,119	14,894,423	11,194,205
Increase (decrease) in net assets from operations	$17,615,203	$19,837,929	$19,664,926	$15,977,476

34 JOHN HANCOCK MULTI-INDEX LIFETIME PORTFOLIOS | ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

STATEMENTS OF OPERATIONS For the year ended 8-31-18
Continued

	Multi-Index	Multi-Index	Multi-Index
	2020 Lifetime	2015 Lifetime	2010 Lifetime
	Portfolio	Portfolio	Portfolio
Investment income
Dividends	$2,823,423	$974,153	$694,350
Interest	2,036	998	1,448
Income distributions received from affiliated investments	868,542	220,516	123,853
Securities lending	42,027	11,489	8,371
Total investment income	3,736,028	1,207,156	828,022
Expenses
Investment management fees	513,609	169,350	117,433
Distribution and service fees	71,134	21,866	14,068
Accounting and legal services fees	21,119	6,508	4,273
Transfer agent fees	293	109	172
Trustees’ fees	2,625	983	703
Custodian fees	40,594	34,911	34,911
State registration fees	35,914	35,116	34,894
Printing and postage	15,893	14,861	14,732
Professional fees	41,641	38,088	37,439
Other	11,651	10,114	9,187
Total expenses	754,473	331,906	267,812
Less expense reductions	(542,943)	(263,390)	(223,330)
Net expenses	211,530	68,516	44,482
Net investment income	3,524,498	1,138,640	783,540
Realized and unrealized gain (loss)
Net realized gain (loss) on
Unaffiliated investments	707,180	179,280	132,920
Affiliated investments	378,581	241,716	152,365
Capital gain distributions received from unaffiliated investments	10,361	4,404	3,447
Capital gain distributions received from affiliated investments	6,299,548	1,599,408	898,308
	7,395,670	2,024,808	1,187,040
Change in net unrealized appreciation (depreciation) of
Unaffiliated investments	(333,017)	(386,797)	(436,604)
Affiliated investments	(1,666,745)	(558,832)	(305,436)
	(1,999,762)	(945,629)	(742,040)
Net realized and unrealized gain	5,395,908	1,079,179	445,000
Increase (decrease) in net assets from operations	$8,920,406	$2,217,819	$1,228,540
SEE NOTES TO FINANCIAL STATEMENTS	ANNUAL REPORT | JOHN HANCOCK MULTI-INDEX LIFETIME PORTFOLIOS 35

STATEMENTS OF CHANGES IN NET ASSETS

	Multi-Index 2060 Lifetime Portfolio		Multi-Index 2055 Lifetime Portfolio		Multi-Index 2050 Lifetime Portfolio
	Year ended	Year ended	Year ended	Year ended	Year ended	Year ended
	8-31-18	8-31-17	8-31-18	8-31-17	8-31-18	8-31-17
Increase (decrease) in net assets
From operations
Net investment income (loss)	$189,089	$59,250	$1,196,611	$819,893	$1,754,752	$1,127,376
Net realized gain (loss)	777,115	120,241	5,167,278	2,132,638	7,563,245	2,933,936
Change in net unrealized appreciation (depreciation)	29,015	342,802	342,900	3,469,655	544,339	4,674,604
Increase (decrease) in net assets
resulting from operations	995,219	522,293	6,706,789	6,422,186	9,862,336	8,735,916
Distributions to shareholders
From net investment income
Class R4[1]	(887)	— [2]	(1,002)	—	(955)	—
Class R6	(10,183)	(1,804)	(38,895)	(2,140)	(212,401)	(2,168)
Class 1	(146,842)	(41,199)	(1,084,607)	(740,793)	(1,410,583)	(1,030,747)
From net realized gain
Class R4[1]	(1,263)	— [2]	(2,613)	—	(2,430)	—
Class R6	(13,253)	(1)	(94,097)	(1,366)	(495,436)	(1,453)
Class 1	(196,438)	(12)	(2,688,943)	(485,835)	(3,374,986)	(708,840)
Total distributions	(368,866)	(43,016)	(3,910,157)	(1,230,134)	(5,496,791)	(1,743,208)
Portfolio share transactions
From portfolio share transactions	9,614,496	4,789,841	13,281,850	15,552,584	22,221,350	26,307,070
Total portfolio share transactions	9,614,496	4,789,841	13,281,850	15,552,584	22,221,350	26,307,070
Total increase	10,240,849	5,269,118	16,078,482	20,744,636	26,586,895	33,299,778
Net assets
Beginning of year	5,932,717	663,599	54,748,307	34,003,671	80,527,410	47,227,632
End of year	$16,173,566	$5,932,717	$70,826,789	$54,748,307	$107,114,305	$80,527,410
Undistributed net investment income (loss)	$46,377	$16,818	$247,598	$177,981	$361,553	$237,921

[1]	Class R4 shares were liquidated on 6-15-16. Class R4 relaunched on 4-7-17.
[2]	The inception date for Class R4 shares is 4-7-17.

36 JOHN HANCOCK MULTI-INDEX LIFETIME PORTFOLIOS | ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

STATEMENTS OF CHANGES IN NET ASSETS 8-31-18
Continued

	Multi-Index 2045 Lifetime Portfolio		Multi-Index 2040 Lifetime Portfolio		Multi-Index 2035 Lifetime Portfolio
	Year ended	Year ended	Year ended	Year ended	Year ended	Year ended
	8-31-18	8-31-17	8-31-18	8-31-17	8-31-18	8-31-17
Increase (decrease) in net assets
From operations
Net investment income (loss)	$2,591,765	$1,733,797	$3,164,441	$2,184,087	$4,019,810	$2,909,119
Net realized gain (loss)	11,268,889	4,429,675	13,770,380	5,690,588	15,307,462	6,948,515
Change in net unrealized appreciation (depreciation)	854,559	7,046,620	680,382	8,827,486	510,657	10,440,491
Increase (decrease) in net assets
resulting from operations	14,715,213	13,210,092	17,615,203	16,702,161	19,837,929	20,298,125
Distributions to shareholders
From net investment income
Class R4[1]	(961)	—	(957)	—	(997)	—
Class R6	(430,617)	(2,169)	(403,805)	(2,198)	(309,277)	(2,186)
Class 1	(1,967,738)	(1,601,728)	(2,526,291)	(2,018,681)	(3,372,285)	(2,626,974)
From net realized gain
Class R4[1]	(2,589)	—	(2,517)	—	(2,565)	—
Class R6	(1,067,785)	(1,534)	(974,120)	(1,500)	(736,833)	(1,595)
Class 1	(5,004,584)	(1,162,915)	(6,250,504)	(1,415,002)	(8,233,092)	(1,967,731)
Total distributions	(8,474,274)	(2,768,346)	(10,158,194)	(3,437,381)	(12,655,049)	(4,598,486)
Portfolio share transactions
From portfolio share transactions	25,703,932	36,379,314	20,228,705	43,058,802	24,622,741	46,210,162
Total portfolio share transactions	25,703,932	36,379,314	20,228,705	43,058,802	24,622,741	46,210,162
Total increase	31,944,871	46,821,060	27,685,714	56,323,582	31,805,621	61,909,801
Net assets
Beginning of year	121,734,610	74,913,550	150,877,717	94,554,135	183,920,932	122,011,131
End of year	$153,679,481	$121,734,610	$178,563,431	$150,877,717	$215,726,553	$183,920,932
Undistributed net investment income (loss)	$543,336	$356,726	$686,961	$453,517	$1,056,154	$718,828

[1]	Class R4 shares were liquidated on 6-15-16. Class R4 relaunched on 4-7-17.

SEE NOTES TO FINANCIAL STATEMENTS	ANNUAL REPORT | JOHN HANCOCK MULTI-INDEX LIFETIME PORTFOLIOS 37

STATEMENTS OF CHANGES IN NET ASSETS 8-31-18
Continued

	Multi-Index 2030 Lifetime Portfolio		Multi-Index 2025 Lifetime Portfolio		Multi-Index 2020 Lifetime Portfolio
	Year ended	Year ended	Year ended	Year ended	Year ended	Year ended
	8-31-18	8-31-17	8-31-18	8-31-17	8-31-18	8-31-17
Increase (decrease) in net assets
From operations
Net investment income (loss)	$4,770,503	$3,818,518	$4,783,271	$4,030,462	$3,524,498	$3,191,839
Net realized gain (loss)	15,341,335	7,749,562	12,801,668	6,883,518	7,395,670	4,121,568
Change in net unrealized appreciation (depreciation)	(446,912)	11,302,096	(1,607,463)	8,896,767	(1,999,762)	5,047,140
Increase (decrease) in net assets
resulting from operations	19,664,926	22,870,176	15,977,476	19,810,747	8,920,406	12,360,547
Distributions to shareholders
From net investment income
Class R4[1]	(1,033)	—	(1,087)	—	(1,180)	—
Class R6	(110,751)	(2,315)	(89,072)	(2,505)	(39,317)	(2,608)
Class 1	(4,245,869)	(3,484,929)	(4,263,216)	(3,799,822)	(3,355,905)	(2,981,370)
From net realized gain
Class R4[1]	(2,520)	—	(2,250)	—	(1,882)	—
Class R6	(248,586)	(1,414)	(171,675)	(1,397)	(58,404)	(1,285)
Class 1	(9,754,481)	(2,183,930)	(8,401,860)	(2,170,129)	(5,087,997)	(1,501,317)
Total distributions	(14,363,240)	(5,672,588)	(12,929,160)	(5,973,853)	(8,544,685)	(4,486,580)
Portfolio share transactions
From portfolio share transactions	20,558,775	37,444,196	15,676,153	28,248,034	(935,208)	16,704,627
Total portfolio share transactions	20,558,775	37,444,196	15,676,153	28,248,034	(935,208)	16,704,627
Total increase (decrease)	25,860,461	54,641,784	18,724,469	42,084,928	(559,487)	24,578,594
Net assets
Beginning of year	210,480,999	155,839,215	201,162,458	159,077,530	144,897,727	120,319,133
End of year	$236,341,460	$210,480,999	$219,886,927	$201,162,458	$144,338,240	$144,897,727
Undistributed net investment income (loss)	$1,494,120	$1,081,181	$1,755,379	$1,325,409	$1,417,368	$1,289,348

[1]	Class R4 shares were liquidated on 6-15-16. Class R4 relaunched on 4-7-17.

38 JOHN HANCOCK MULTI-INDEX LIFETIME PORTFOLIOS | ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

STATEMENTS OF CHANGES IN NET ASSETS 8-31-18
Continued

	Multi-Index 2015 Lifetime Portfolio		Multi-Index 2010 Lifetime Portfolio
	Year ended	Year ended	Year ended	Year ended
	8-31-18	8-31-17	8-31-18	8-31-17
Increase (decrease) in net assets
From operations
Net investment income (loss)	$1,138,640	$1,195,689	$783,540	$735,210
Net realized gain (loss)	2,024,808	1,375,114	1,187,040	810,945
Change in net unrealized appreciation (depreciation)	(945,629)	1,077,846	(742,040)	330,843
Increase (decrease) in net assets resulting from operations	2,217,819	3,648,649	1,228,540	1,876,998
Distributions to shareholders
From net investment income
Class R4[1]	(1,314)	—	(1,280)	—
Class R6	(29,630)	(2,718)	(45,067)	(2,953)
Class 1	(1,133,106)	(1,135,742)	(713,665)	(754,903)
From net realized gain
Class R4[1]	(1,751)	—	(1,315)	—
Class R6	(37,124)	(1,212)	(43,556)	(1,580)
Class 1	(1,446,124)	(516,460)	(702,928)	(411,581)
Total distributions	(2,649,049)	(1,656,132)	(1,507,811)	(1,171,017)
Portfolio share transactions
From portfolio share transactions	(1,658,734)	(3,758,613)	(1,051,713)	693,581
Total portfolio share transactions	(1,658,734)	(3,758,613)	(1,051,713)	693,581
Total increase (decrease)	(2,089,964)	(1,766,096)	(1,330,984)	1,399,562
Net assets
Beginning of year	45,203,358	46,969,454	31,069,803	29,670,241
End of year	$43,113,394	$45,203,358	$29,738,819	$31,069,803
Undistributed net investment income (loss)	$493,354	$518,777	$351,073	$327,555

[1]	Class R4 shares were liquidated on 6-15-16. Class R4 relaunched on 4-7-17.

SEE NOTES TO FINANCIAL STATEMENTS	ANNUAL REPORT | JOHN HANCOCK MULTI-INDEX LIFETIME PORTFOLIOS 39

Financial highlights

Multi-Index 2060 Lifetime Portfolio
Per share operating performance for a share outstanding throughout each period													Ratios and supplemental data
		Income (loss) from investment operations				Less distributions							Ratios to average net assets
Period ended	Net asset value, beginning of period ($)	Net invest- ment income (loss) ($)[1,2]		Net realized and unrealized gain (loss) on invest- ments ($)	Total from invest- ment operations ($)	From net invest- ment income ($)	From net realized gain ($)	From tax return of capital ($)	Total distribu- tions ($)	Net asset value, end of period ($)	Total return (%)[3]		Expenses before reductions (%)[4]		Expenses including reductions (%)[4]		Net invest- ment income (loss) (%)[2]		Net assets, end of period (in thousands)	Portfolio turnover (%)
Multi-Index 2060 Lifetime Portfolio
CLASS R4
8-31-2018	12.03	0.23	[5]	1.12	1.35	(0.20)	(0.29)	—	(0.49)	12.89	11.35		1.65		0.16		1.84	[5]	57	24
8-31-2017[6]	11.31	0.02		0.70	0.72	—	—	—	—	12.03	6.37	[7]	4.24	[8]	0.18	[8]	0.44	[8]	53	46	[9]
CLASS R6
8-31-2018	12.03	0.26	[5]	1.12	1.38	(0.22)	(0.29)	—	(0.51)	12.90	11.61		1.40		—		2.08	[5]	948	24
8-31-2017	10.60	0.21		1.40	1.61	(0.18)	—	—	(0.18)	12.03	15.40		3.99		0.02		1.91		188	46
8-31-2016[10]	10.00	0.03		0.57	0.60	—	—	—	—	10.60	6.00	[7]	52.88	[8]	0.10	[8]	0.60	[8]	106	1
CLASS 1
8-31-2018	12.03	0.22	[5]	1.15	1.37	(0.21)	(0.29)	—	(0.50)	12.90	11.56		1.44		0.05		1.75	[5]	15,168	24
8-31-2017	10.60	0.18		1.43	1.61	(0.18)	—	—	(0.18)	12.03	15.36		4.03		0.07		1.60		5,691	46
8-31-2016[10]	10.00	0.01		0.59	0.60	—	—	—	—	10.60	6.00	[7]	52.91	[8]	0.15	[8]	0.31	[8]	558	1

[1]	Based on average daily shares outstanding.
[2]	Net investment income is affected by the timing and frequency of the declaration of dividends by the underlying funds in which the portfolio invests.
[3]	Total returns would have been lower had certain expenses not been reduced and other income not been received from the Advisor for reimbursement of indirect net expenses associated with the portfolio’s investments in underlying investment companies during the applicable periods.
[4]	Ratios do not include expenses indirectly incurred from underlying funds and can vary based on the mix of underlying funds held by the portfolio.
[5]	Net investment income (loss) per share and net investment income (loss) ratio reflect other income received from the Advisor for reimbursement of indirect net expenses associated with the portfolio’s investments in underlying investment companies of less than $0.005 and 0.005% for period ended 8-31-18.
[6]	The inception date for Class R4 shares is 4-7-17.
[7]	Not annualized.
[8]	Annualized.
[9]	Portfolio turnover is shown for the period from 9-1-16 to 8-31-17.
[10]	Period from 3-30-16 (commencement of operations) to 8-31-16.

40 JOHN HANCOCK MULTI-INDEX LIFETIME PORTFOLIOS | ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

Multi-Index 2055 Lifetime Portfolio
Per share operating performance for a share outstanding throughout each period													Ratios and supplemental data
		Income (loss) from investment operations				Less distributions							Ratios to average net assets
Period ended	Net asset value, beginning of period ($)	Net invest- ment income (loss) ($)[1,2]		Net realized and unrealized gain (loss) on invest- ments ($)	Total from invest- ment operations ($)	From net invest- ment income ($)	From net realized gain ($)	From tax return of capital ($)	Total distribu- tions ($)	Net asset value, end of period ($)	Total return (%)[3]		Expenses before reductions (%)[4]		Expenses including reductions (%)[4]		Net invest- ment income (loss) (%)[2]		Net assets, end of period (in thousands)	Portfolio turnover (%)
Multi-Index 2055 Lifetime Portfolio
CLASS R4
8-31-2018	12.18	0.23	[5]	1.13	1.36	(0.23)	(0.60)	—	(0.83)	12.71	11.42		0.73		0.16		1.86	[5]	55	17
8-31-2017[6]	11.45	0.02		0.71	0.73	—	—	—	—	12.18	6.38	[7]	0.72	[8]	0.18	[8]	0.45	[8]	53	15	[9]
8-31-2015	10.72	0.17		(0.60)	(0.43)	(0.14)	(0.02)	—	(0.16)	10.13	(4.09)		10.02		0.39		1.57		101	17
8-31-2014[10]	10.00	—		0.72	0.72	—	—	—	—	10.72	7.20	[7]	50.18	[8]	0.52	[8]	(0.01)[8]		107	6
CLASS R6
8-31-2018	12.19	0.20	[5]	1.17	1.37	(0.25)	(0.60)	—	(0.85)	12.71	11.49		0.48		—		1.64	[5]	4,456	17
8-31-2017	10.91	0.10		1.53	1.63	(0.21)	(0.14)	—	(0.35)	12.19	15.35		0.47		0.01		0.84		1,746	15
8-31-2016	10.14	0.19		0.75	0.94	(0.15)	(0.02)	—	(0.17)	10.91	9.45		0.69		0.07		1.90		109	8
8-31-2015	10.73	0.19		(0.60)	(0.41)	(0.16)	(0.02)	—	(0.18)	10.14	(3.91)		10.27		0.19		1.76		101	17
8-31-2014[10]	10.00	0.01		0.72	0.73	—	—	—	—	10.73	7.30	[7]	51.42	[8]	0.27	[8]	0.23	[8]	107	6
CLASS 1
8-31-2018	12.19	0.24	[5]	1.13	1.37	(0.24)	(0.60)	—	(0.84)	12.72	11.52		0.51		0.05		1.90	[5]	66,316	17
8-31-2017	10.91	0.21		1.42	1.63	(0.21)	(0.14)	—	(0.35)	12.19	15.28		0.51		0.06		1.86		52,950	15
8-31-2016	10.14	0.16		0.78	0.94	(0.15)	(0.02)	—	(0.17)	10.91	9.39		0.73		0.12		1.61		33,895	8
8-31-2015	10.73	0.08		(0.50)	(0.42)	(0.15)	(0.02)	—	(0.17)	10.14	(3.98)		3.08		0.24		0.75		10,587	17
8-31-2014[10]	10.00	0.01		0.72	0.73	—	—	—	—	10.73	7.30	[7]	33.10	[8]	0.32	[8]	0.19	[8]	177	6

[1]	Based on average daily shares outstanding.
[2]	Net investment income is affected by the timing and frequency of the declaration of dividends by the underlying funds in which the portfolio invests.
[3]	Total returns would have been lower had certain expenses not been reduced and other income not been received from the Advisor for reimbursement of indirect net expenses associated with the portfolio’s investments in underlying investment companies during the applicable periods.
[4]	Ratios do not include expenses indirectly incurred from underlying funds and can vary based on the mix of underlying funds held by the portfolio.
[5]	Net investment income (loss) per share and net investment income (loss) ratio reflect other income received from the Advisor for reimbursement of indirect net expenses associated with the portfolio’s investments in underlying investment companies of less than $0.005 and 0.01% for the period ended 8-31-18.
[6]	Period from 4-7-17 (relaunch date) to 8-31-17. Class R4 liquidated on 6-15-16, accordingly, there were no shares of this class outstanding 8-31-16.
[7]	Not annualized.
[8]	Annualized.
[9]	Portfolio turnover is shown for the period from 9-1-16 to 8-31-17.
[10]	Period from 3-26-14 (commencement of operations) to 8-31-14.

SEE NOTES TO FINANCIAL STATEMENTS	ANNUAL REPORT | JOHN HANCOCK MULTI-INDEX LIFETIME PORTFOLIOS 41

Financial highlights continued

Multi-Index 2050 Lifetime Portfolio
Per share operating performance for a share outstanding throughout each period													Ratios and supplemental data
		Income (loss) from investment operations				Less distributions							Ratios to average net assets
Period ended	Net asset value, beginning of period ($)	Net invest- ment income (loss) ($)[1,2]		Net realized and unrealized gain (loss) on invest- ments ($)	Total from invest- ment operations ($)	From net invest- ment income ($)	From net realized gain ($)	From tax return of capital ($)	Total distribu- tions ($)	Net asset value, end of period ($)	Total return (%)[3]		Expenses before reductions (%)[4]		Expenses including reductions (%)[4]		Net invest- ment income (loss) (%)[2]		Net assets, end of period (in thousands)	Portfolio turnover (%)
Multi-Index 2050 Lifetime Portfolio
CLASS R4
8-31-2018	12.26	0.23	[5]	1.14	1.37	(0.22)	(0.56)	—	(0.78)	12.85	11.44		0.66		0.16		1.86	[5]	56	14
8-31-2017[6]	11.53	0.02		0.71	0.73	—	—	—	—	12.26	6.33	[7]	0.69	[8]	0.18	[8]	0.44	[8]	53	16	[9]
8-31-2015	10.80	0.17		(0.61)	(0.44)	(0.13)	(0.02)	—	(0.15)	10.21	(4.11)		7.11		0.39		1.58		102	11
8-31-2014[10]	10.00	0.12		1.08	1.20	(0.22)	(0.03)	(0.15)	(0.40)	10.80	12.27	[7]	31.17	[8]	0.52	[8]	1.48	[8]	108	4
CLASS R6
8-31-2018	12.26	0.23	[5]	1.16	1.39	(0.24)	(0.56)	—	(0.80)	12.85	11.61		0.41		—		1.84	[5]	18,646	14
8-31-2017	10.99	0.04		1.60	1.64	(0.22)	(0.15)	—	(0.37)	12.26	15.26		0.44		0.01		0.31		10,359	16
8-31-2016	10.22	0.20		0.77	0.97	(0.16)	(0.04)	—	(0.20)	10.99	9.52		0.65		0.07		1.91		110	8
8-31-2015	10.82	0.19		(0.61)	(0.42)	(0.16)	(0.02)	—	(0.18)	10.22	(3.96)		6.93		0.20		1.77		102	11
8-31-2014[10]	10.00	0.14		1.08	1.22	(0.22)	(0.03)	(0.15)	(0.40)	10.82	12.52	[7]	31.10	[8]	0.27	[8]	1.73	[8]	108	4
CLASS 1
8-31-2018	12.27	0.24	[5]	1.13	1.37	(0.23)	(0.56)	—	(0.79)	12.85	11.46		0.45		0.05		1.90	[5]	88,412	14
8-31-2017	10.99	0.22		1.42	1.64	(0.21)	(0.15)	—	(0.36)	12.27	15.29		0.48		0.06		1.90		70,115	16
8-31-2016	10.22	0.17		0.79	0.96	(0.15)	(0.04)	—	(0.19)	10.99	9.46		0.68		0.12		1.61		47,118	8
8-31-2015	10.82	0.10		(0.53)	(0.43)	(0.15)	(0.02)	—	(0.17)	10.22	(4.06)		1.38		0.25		0.95		17,035	11
8-31-2014[10]	10.00	0.07		1.15	1.22	(0.22)	(0.03)	(0.15)	(0.40)	10.82	12.51	[7]	15.06	[8]	0.32	[8]	0.79	[8]	748	4

[1]	Based on average daily shares outstanding.
[2]	Net investment income is affected by the timing and frequency of the declaration of dividends by the underlying funds in which the portfolio invests.
[3]	Total returns would have been lower had certain expenses not been reduced and other income not been received from the Advisor for reimbursement of indirect net expenses associated with the portfolio’s investments in underlying investment companies during the applicable periods.
[4]	Ratios do not include expenses indirectly incurred from underlying funds and can vary based on the mix of underlying funds held by the portfolio.
[5]	Net investment income (loss) per share and net investment income (loss) ratio reflect other income received from the Advisor for reimbursement of indirect net expenses associated with the portfolio’s investments in underlying investment companies of less than $0.005 and 0.01% for the period ended 8-31-18.
[6]	Period from 4-7-17 (relaunch date) to 8-31-17. Class R4 liquidated on 6-15-16, accordingly, there were no shares of this class outstanding 8-31-16.
[7]	Not annualized.
[8]	Annualized.
[9]	Portfolio turnover is shown for the period from 9-1-16 to 8-31-17.
[10]	Period from 11-7-13 (commencement of operations) to 8-31-14.

42 JOHN HANCOCK MULTI-INDEX LIFETIME PORTFOLIOS | ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

Multi-Index 2045 Lifetime Portfolio
Per share operating performance for a share outstanding throughout each period													Ratios and supplemental data
		Income (loss) from in- vestment operations				Less distributions							Ratios to average net assets
Period ended	Net asset value, beginning of period ($)	Net invest- ment income (loss) ($)[1,2]		Net realized and unrealized gain (loss) on invest- ments ($)	Total from invest- ment operations ($)	From net invest- ment income ($)	From net realized gain ($)	From tax return of capital ($)	Total distribu- tions ($)	Net asset value, end of period ($)	Total return (%)[3]		Expenses before reductions (%)[4]		Expenses including reductions (%)[4]		Net invest- ment income (loss) (%)[2]		Net assets, end of period (in thousands)	Portfolio turnover (%)
Multi-Index 2045 Lifetime Portfolio
CLASS R4
8-31-2018	12.21	0.23	[5]	1.14	1.37	(0.22)	(0.60)	—	(0.82)	12.76	11.37		0.62		0.16		1.87	[5]	56	12
8-31-2017[6]	11.48	0.02		0.71	0.73	—	—	—	—	12.21	6.35	[7]	0.63	[8]	0.18	[8]	0.44	[8]	53	21	[9]
8-31-2015	10.80	0.17		(0.61)	(0.44)	(0.14)	(0.02)	—	(0.16)	10.20	(4.19)		6.65		0.39		1.57		102	16
8-31-2014[10]	10.00	0.12		1.08	1.20	(0.22)	(0.03)	(0.15)	(0.40)	10.80	12.27	[7]	28.26	[8]	0.52	[8]	1.49	[8]	108	10
CLASS R6
8-31-2018	12.22	0.23	[5]	1.15	1.38	(0.23)	(0.60)	—	(0.83)	12.77	11.61		0.37		—		1.85	[5]	32,149	12
8-31-2017	10.96	0.03		1.60	1.63	(0.22)	(0.15)	—	(0.37)	12.22	15.29		0.37		0.01		0.24		21,476	21
8-31-2016	10.21	0.20		0.75	0.95	(0.16)	(0.04)	—	(0.20)	10.96	9.35		0.50		0.07		1.91		110	7
8-31-2015	10.82	0.19		(0.62)	(0.43)	(0.16)	(0.02)	—	(0.18)	10.21	(4.04)		6.46		0.20		1.77		102	16
8-31-2014[10]	10.00	0.14		1.08	1.22	(0.22)	(0.03)	(0.15)	(0.40)	10.82	12.52	[7]	28.18	[8]	0.27	[8]	1.73	[8]	108	10
CLASS 1
8-31-2018	12.22	0.24	[5]	1.13	1.37	(0.23)	(0.60)	—	(0.83)	12.76	11.47		0.40		0.05		1.90	[5]	121,475	12
8-31-2017	10.96	0.22		1.40	1.62	(0.21)	(0.15)	—	(0.36)	12.22	15.24		0.41		0.06		1.93		100,206	21
8-31-2016	10.20	0.17		0.78	0.95	(0.15)	(0.04)	—	(0.19)	10.96	9.41		0.53		0.12		1.64		74,804	7
8-31-2015	10.81	0.11		(0.54)	(0.43)	(0.16)	(0.02)	—	(0.18)	10.20	(4.09)		0.91		0.25		1.03		30,197	16
8-31-2014[10]	10.00	0.04		1.17	1.21	(0.22)	(0.03)	(0.15)	(0.40)	10.81	12.41	[7]	12.15	[8]	0.32	[8]	0.46	[8]	1,425	10

[1]	Based on average daily shares outstanding.
[2]	Net investment income is affected by the timing and frequency of the declaration of dividends by the underlying funds in which the portfolio invests.
[3]	Total returns would have been lower had certain expenses not been reduced and other income not been received from the Advisor for reimbursement of indirect net expenses associated with the portfolio’s investments in underlying investment companies during the applicable periods.
[4]	Ratios do not include expenses indirectly incurred from underlying funds and can vary based on the mix of underlying funds held by the portfolio.
[5]	Net investment income (loss) per share and net investment income (loss) ratio reflect other income received from the Advisor for reimbursement of indirect net expenses associated with the portfolio’s investments in underlying investment companies of less than $0.005 and 0.01% for the period ended 8-31-18.
[6]	Period from 4-7-17 (relaunch date) to 8-31-17. Class R4 liquidated on 6-15-16, accordingly, there were no shares of this class outstanding 8-31-16.
[7]	Not annualized.
[8]	Annualized.
[9]	Portfolio turnover is shown for the period from 9-1-16 to 8-31-17.
[10]	Period from 11-7-13 (commencement of operations) to 8-31-14.

SEE NOTES TO FINANCIAL STATEMENTS	ANNUAL REPORT | JOHN HANCOCK MULTI-INDEX LIFETIME PORTFOLIOS 43

Financial highlights continued

Multi-Index 2040 Lifetime Portfolio
Per share operating performance for a share outstanding throughout each period												Ratios and supplemental data
		Income (loss) from in- vestment operations			Less distributions							Ratios to average net assets
Period ended	Net asset value, beginning of period ($)	Net investment income (loss) ($)[1,2]	Net realized and unrealized gain (loss) on invest- ments ($)	Total from investment operations ($)	From net investment income ($)	From net realized gain ($)	From tax return of capital ($)	Total distribu- tions ($)	Net asset value, end of period ($)	Total return (%)[3]		Expenses before reductions (%)[4]		Expenses including reductions (%)[4]		Net investment income (loss) (%)[2]		Net assets, end of period (in thousands)	Portfolio turnover (%)
Multi-Index 2040 Lifetime Portfolio
CLASS R4
8-31-2018	12.25	0.24	1.10	1.34	(0.22)	(0.58)	—	(0.80)	12.79	11.20		0.61		0.16		1.87		56	15
8-31-2017[5]	11.52	0.02	0.71	0.73	—	—	—	—	12.25	6.34	[6]	0.61	[7]	0.18	[7]	0.46	[7]	53	19	[8]
8-31-2015	10.80	0.17	(0.60)	(0.43)	(0.14)	(0.02)	—	(0.16)	10.21	(4.07)		6.55		0.40		1.58		102	19
8-31-2014[9]	10.00	0.12	1.08	1.20	(0.22)	(0.03)	(0.15)	(0.40)	10.80	12.27	[6]	25.76	[7]	0.52	[7]	1.48	[7]	108	3
CLASS R6
8-31-2018	12.25	0.24	1.13	1.37	(0.24)	(0.58)	—	(0.82)	12.80	11.46		0.36		—		1.90		27,193	15
8-31-2017	10.99	0.03	1.60	1.63	(0.22)	(0.15)	—	(0.37)	12.25	15.24		0.36		0.02		0.25		20,326	19
8-31-2016	10.22	0.20	0.76	0.96	(0.16)	(0.03)	—	(0.19)	10.99	9.46		0.45		0.07		1.90		110	10
8-31-2015	10.82	0.19	(0.61)	(0.42)	(0.16)	(0.02)	—	(0.18)	10.22	(3.92)		6.36		0.20		1.77		102	19
8-31-2014[9]	10.00	0.14	1.08	1.22	(0.22)	(0.03)	(0.15)	(0.40)	10.82	12.52	[6]	25.69	[7]	0.27	[7]	1.73	[7]	108	3
CLASS 1
8-31-2018	12.25	0.24	1.11	1.35	(0.23)	(0.58)	—	(0.81)	12.79	11.32		0.39		0.05		1.92		151,315	15
8-31-2017	10.98	0.22	1.41	1.63	(0.21)	(0.15)	—	(0.36)	12.25	15.29		0.39		0.07		1.92		130,499	19
8-31-2016	10.21	0.17	0.78	0.95	(0.15)	(0.03)	—	(0.18)	10.98	9.42		0.49		0.12		1.60		94,444	10
8-31-2015	10.81	0.10	(0.52)	(0.42)	(0.16)	(0.02)	—	(0.18)	10.21	(3.98)		0.81		0.25		0.98		36,205	19
8-31-2014[9]	10.00	0.03	1.18	1.21	(0.22)	(0.03)	(0.15)	(0.40)	10.81	12.41	[6]	9.65	[7]	0.32	[7]	0.38	[7]	2,057	3

[1]	Based on average daily shares outstanding.
[2]	Net investment income is affected by the timing and frequency of the declaration of dividends by the underlying funds in which the portfolio invests.
[3]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[4]	Ratios do not include expenses indirectly incurred from underlying funds and can vary based on the mix of underlying funds held by the portfolio.
[5]	Period from 4-7-17 (relaunch date) to 8-31-17. Class R4 liquidated on 6-15-16, accordingly, there were no shares of this class outstanding 8-31-16.
[6]	Not annualized.
[7]	Annualized.
[8]	Portfolio turnover is shown for the period from 9-1-16 to 8-31-17.
[9]	Period from 11-7-13 (commencement of operations) to 8-31-14.

44 JOHN HANCOCK MULTI-INDEX LIFETIME PORTFOLIOS | ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

Multi-Index 2035 Lifetime Portfolio
Per share operating performance for a share outstanding throughout each period												Ratios and supplemental data
		Income (loss) from in- vestment operations			Less distributions							Ratios to average net assets
Period ended	Net asset value, beginning of period ($)	Net investment income (loss) ($)[1,2]	Net realized and unrealized gain (loss) on invest- ments ($)	Total from investment operations ($)	From net investment income ($)	From net realized gain ($)	From tax return of capital ($)	Total distribu- tions ($)	Net asset value, end of period ($)	Total return (%)[3]		Expenses before reductions (%)[4]		Expenses including reductions (%)[4]		Net investment income (loss) (%)[2]		Net assets, end of period (in thousands)	Portfolio turnover (%)
Multi-Index 2035 Lifetime Portfolio
CLASS R4
8-31-2018	12.11	0.24	0.98	1.22	(0.23)	(0.58)	—	(0.81)	12.52	10.35		0.61		0.18		1.96		55	15
8-31-2017[5]	11.42	0.03	0.66	0.69	—	—	—	—	12.11	6.04	[6]	0.60	[7]	0.20	[7]	0.59	[7]	53	22	[8]
8-31-2015	10.80	0.17	(0.61)	(0.44)	(0.14)	(0.02)	—	(0.16)	10.20	(4.14)		6.39		0.41		1.61		102	15
8-31-2014[9]	10.00	0.13	1.06	1.19	(0.21)	(0.03)	(0.15)	(0.39)	10.80	12.25	[6]	25.92	[7]	0.52	[7]	1.52	[7]	108	6
CLASS R6
8-31-2018	12.11	0.24	1.00	1.24	(0.25)	(0.58)	—	(0.83)	12.52	10.51		0.36		0.01		1.96		20,590	15
8-31-2017	10.94	0.05	1.50	1.55	(0.22)	(0.16)	—	(0.38)	12.11	14.56		0.35		0.03		0.42		14,013	22
8-31-2016	10.21	0.20	0.73	0.93	(0.16)	(0.04)	—	(0.20)	10.94	9.20		0.42		0.09		1.98		109	10
8-31-2015	10.82	0.19	(0.61)	(0.42)	(0.17)	(0.02)	—	(0.19)	10.21	(3.99)		6.20		0.21		1.81		102	15
8-31-2014[9]	10.00	0.15	1.07	1.22	(0.22)	(0.03)	(0.15)	(0.40)	10.82	12.50	[6]	25.84	[7]	0.27	[7]	1.76	[7]	108	6
CLASS 1
8-31-2018	12.11	0.25	0.99	1.24	(0.25)	(0.58)	—	(0.83)	12.52	10.46		0.40		0.06		2.01		195,082	15
8-31-2017	10.95	0.22	1.31	1.53	(0.21)	(0.16)	—	(0.37)	12.11	14.39		0.39		0.08		1.97		169,855	22
8-31-2016	10.21	0.18	0.76	0.94	(0.16)	(0.04)	—	(0.20)	10.95	9.24		0.45		0.14		1.72		121,902	10
8-31-2015	10.82	0.12	(0.55)	(0.43)	(0.16)	(0.02)	—	(0.18)	10.21	(4.09)		0.64		0.26		1.08		51,032	15
8-31-2014[9]	10.00	0.03	1.19	1.22	(0.22)	(0.03)	(0.15)	(0.40)	10.82	12.49	[6]	9.80	[7]	0.32	[7]	0.33	[7]	2,519	6
[1]	Based on average daily shares outstanding.
[2]	Net investment income is affected by the timing and frequency of the declaration of dividends by the underlying funds in which the portfolio invests.
[3]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[4]	Ratios do not include expenses indirectly incurred from underlying funds and can vary based on the mix of underlying funds held by the portfolio.
[5]	Period from 4-7-17 (relaunch date) to 8-31-17. Class R4 liquidated on 6-15-16, accordingly, there were no shares of this class outstanding 8-31-16.
[6]	Not annualized.
[7]	Annualized.
[8]	Portfolio turnover is shown for the period from 9-1-16 to 8-31-17.
[9]	Period from 11-7-13 (commencement of operations) to 8-31-14.

SEE NOTES TO FINANCIAL STATEMENTS	ANNUAL REPORT | JOHN HANCOCK MULTI-INDEX LIFETIME PORTFOLIOS 45

Financial highlights continued

Multi-Index 2030 Lifetime Portfolio
Per share operating performance for a share outstanding throughout each period												Ratios and supplemental data
		Income (loss) from in- vestment operations			Less distributions							Ratios to average net assets
Period ended	Net asset value, beginning of period ($)	Net investment income (loss) ($)[1,2]	Net realized and unrealized gain (loss) on invest- ments ($)	Total from investment operations ($)	From net investment income ($)	From net realized gain ($)	From tax return of capital ($)	Total distribu- tions ($)	Net asset value, end of period ($)	Total return (%)[3]		Expenses before reductions (%)[4]		Expenses including reductions (%)[4]		Net investment income (loss) (%)[2]		Net assets, end of period (in thousands)	Portfolio turnover (%)
Multi-Index 2030 Lifetime Portfolio
CLASS R4
8-31-2018	11.95	0.25	0.80	1.05	(0.23)	(0.57)	—	(0.80)	12.20	9.03		0.63		0.21		2.07		54	19
8-31-2017[5]	11.31	0.04	0.60	0.64	—	—	—	—	11.95	5.66	[6]	0.62	[7]	0.22	[7]	0.77	[7]	53	25	[8]
8-31-2015	10.75	0.19	(0.59)	(0.40)	(0.13)	(0.02)	—	(0.15)	10.20	(3.75)		6.34		0.43		1.75		102	22
8-31-2014[9]	10.00	0.14	0.99	1.13	(0.25)	(0.02)	(0.11)	(0.38)	10.75	11.63	[6]	23.83	[7]	0.54	[7]	1.63	[7]	107	4
CLASS R6
8-31-2018	11.95	0.24	0.84	1.08	(0.25)	(0.57)	—	(0.82)	12.21	9.30		0.38		0.05		1.98		6,635	19
8-31-2017	10.92	0.08	1.32	1.40	(0.23)	(0.14)	—	(0.37)	11.95	13.22		0.37		0.06		0.75		4,730	25
8-31-2016	10.21	0.22	0.70	0.92	(0.17)	(0.04)	—	(0.21)	10.92	9.10		0.41		0.11		2.11		109	8
8-31-2015	10.77	0.21	(0.59)	(0.38)	(0.16)	(0.02)	—	(0.18)	10.21	(3.61)		6.16		0.24		1.94		102	22
8-31-2014[9]	10.00	0.16	0.89	1.05	(0.26)	(0.02)	—	(0.28)	10.77	11.88	[6]	23.76	[7]	0.29	[7]	1.88	[7]	108	4
CLASS 1
8-31-2018	11.95	0.25	0.82	1.07	(0.25)	(0.57)	—	(0.82)	12.20	9.16		0.42		0.10		2.12		229,653	19
8-31-2017	10.92	0.24	1.16	1.40	(0.23)	(0.14)	—	(0.37)	11.95	13.16		0.40		0.11		2.10		205,698	25
8-31-2016	10.21	0.19	0.72	0.91	(0.16)	(0.04)	—	(0.20)	10.92	9.05		0.44		0.16		1.85		155,730	8
8-31-2015	10.76	0.14	(0.52)	(0.38)	(0.15)	(0.02)	—	(0.17)	10.21	(3.61)		0.58		0.29		1.35		64,587	22
8-31-2014[9]	10.00	0.03	1.12	1.15	(0.26)	(0.02)	(0.11)	(0.39)	10.76	11.77	[6]	7.69	[7]	0.34	[7]	0.40	[7]	3,663	4

[1]	Based on average daily shares outstanding.
[2]	Net investment income is affected by the timing and frequency of the declaration of dividends by the underlying funds in which the portfolio invests.
[3]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[4]	Ratios do not include expenses indirectly incurred from underlying funds and can vary based on the mix of underlying funds held by the portfolio.
[5]	Period from 4-7-17 (relaunch date) to 8-31-17. Class R4 liquidated on 6-15-16, accordingly, there were no shares of this class outstanding 8-31-16.
[6]	Not annualized.
[7]	Annualized.
[8]	Portfolio turnover is shown for the period from 9-1-16 to 8-31-17.
[9]	Period from 11-7-13 (commencement of operations) to 8-31-14.

46 JOHN HANCOCK MULTI-INDEX LIFETIME PORTFOLIOS | ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

Multi-Index 2025 Lifetime Portfolio
Per share operating performance for a share outstanding throughout each period												Ratios and supplemental data
		Income (loss) from in- vestment operations			Less distributions							Ratios to average net assets
Period ended	Net asset value, beginning of period ($)	Net investment income (loss) ($)1, [2]	Net realized and unrealized gain (loss) on invest- ments ($)	Total from investment operations ($)	From net investment income ($)	From net realized gain ($)	From tax return of capital ($)	Total distribu- tions ($)	Net asset value,end of period ($)	Total return (%)[3]		Expenses before reductions (%)[4]		Expenses including reductions (%)[4]		Net investment income (loss) (%)[2]		Net assets, end of period (in thousands)	Portfolio turnover (%)
Multi-Index 2025 Lifetime Portfolio
CLASS R4
8-31-2018	11.72	0.26	0.62	0.88	(0.24)	(0.50)	—	(0.74)	11.86	7.72		0.67		0.25		2.20		53	23
8-31-2017[5]	11.15	0.05	0.52	0.57	—	—	—	—	11.72	5.11	[6]	0.65	[7]	0.26	[7]	0.99	[7]	53	28	[8]
8-31-2015	10.69	0.20	(0.56)	(0.36)	(0.12)	(0.02)	—	(0.14)	10.19	(3.43)		6.38		0.46		1.92		102	24
8-31-2014[9]	10.00	0.15	0.91	1.06	(0.35)	(0.02)	—	(0.37)	10.69	10.91	[6]	23.08	[7]	0.57	[7]	1.77	[7]	107	9
CLASS R6
8-31-2018	11.72	0.27	0.64	0.91	(0.26)	(0.50)	—	(0.76)	11.87	7.96		0.42		0.08		2.29		4,587	23
8-31-2017	10.90	0.11	1.10	1.21	(0.25)	(0.14)	—	(0.39)	11.72	11.46		0.40		0.09		1.03		3,001	28
8-31-2016	10.21	0.24	0.66	0.90	(0.18)	(0.03)	—	(0.21)	10.90	8.92		0.43		0.14		2.31		109	12
8-31-2015	10.70	0.23	(0.56)	(0.33)	(0.14)	(0.02)	—	(0.16)	10.21	(3.10)		6.20		0.26		2.11		102	24
8-31-2014[9]	10.00	0.17	0.91	1.08	(0.36)	(0.02)	—	(0.38)	10.70	11.06	[6]	23.01	[7]	0.32	[7]	2.01	[7]	107	9
CLASS 1
8-31-2018	11.72	0.27	0.63	0.90	(0.26)	(0.50)	—	(0.76)	11.86	7.83		0.46		0.13		2.26		215,247	23
8-31-2017	10.89	0.25	0.97	1.22	(0.25)	(0.14)	—	(0.39)	11.72	11.50		0.44		0.14		2.25		198,109	28
8-31-2016	10.20	0.22	0.67	0.89	(0.17)	(0.03)	—	(0.20)	10.89	8.87		0.46		0.19		2.11		158,969	12
8-31-2015	10.70	0.16	(0.50)	(0.34)	(0.14)	(0.02)	—	(0.16)	10.20	(3.24)		0.59		0.31		1.53		78,157	24
8-31-2014[9]	10.00	0.05	1.03	1.08	(0.36)	(0.02)	—	(0.38)	10.70	11.05	[6]	6.90	[7]	0.37	[7]	0.66	[7]	4,429	9

[1]	Based on average daily shares outstanding.
[2]	Net investment income is affected by the timing and frequency of the declaration of dividends by the underlying funds in which the portfolio invests.
[3]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[4]	Ratios do not include expenses indirectly incurred from underlying funds and can vary based on the mix of underlying funds held by the portfolio.
[5]	Period from 4-7-17 (relaunch date) to 8-31-17. Class R4 liquidated on 6-15-16, accordingly, there were no shares of this class outstanding 8-31-16.
[6]	Not annualized.
[7]	Annualized.
[8]	Portfolio turnover is shown for the period from 9-1-16 to 8-31-17.
[9]	Period from 11-7-13 (commencement of operations) to 8-31-14.

SEE NOTES TO FINANCIAL STATEMENTS	ANNUAL REPORT | JOHN HANCOCK MULTI-INDEX LIFETIME PORTFOLIOS 47

Financial highlights continued

Multi-Index 2020 Lifetime Portfolio
Per share operating performance for a share outstanding throughout each period												Ratios and supplemental data
		Income (loss) from in- vestment operations			Less distributions							Ratios to average net assets
Period ended	Net asset value, beginning of period ($)	Net investment income (loss) ($)1, [2]	Net realized and unrealized gain (loss) on invest- ments ($)	Total from investment operations ($)	From net investment income ($)	From net realized gain ($)	From tax return of capital ($)	Total distribu- tions ($)	Net asset value,end of period ($)	Total return (%)[3]		Expenses before reductions (%)[4]		Expenses including reductions (%)[4]		Net investment income (loss) (%)[2]		Net assets, end of period (in thousands)	Portfolio turnover (%)
Multi-Index 2020 Lifetime Portfolio
CLASS R4
8-31-2018	11.45	0.27	0.43	0.70	(0.26)	(0.41)	—	(0.67)	11.48	6.25		0.74		0.26		2.34		52	30
8-31-2017[5]	10.96	0.06	0.43	0.49	—	—	—	—	11.45	4.47	[6]	0.71	[7]	0.28	[7]	1.25	[7]	52	37	[8]
8-31-2015	10.61	0.22	(0.54)	(0.32)	(0.12)	(0.01)	—	(0.13)	10.16	(3.10)		6.54		0.49		2.08		102	31
8-31-2014[9]	10.00	0.16	0.81	0.97	(0.34)	(0.02)	—	(0.36)	10.61	9.94	[6]	26.26	[7]	0.61	[7]	1.94	[7]	106	68
CLASS R6
8-31-2018	11.46	0.25	0.47	0.72	(0.28)	(0.41)	—	(0.69)	11.49	6.42		0.49		0.10		2.21		2,816	30
8-31-2017	10.84	0.21	0.79	1.00	(0.25)	(0.13)	—	(0.38)	11.46	9.62		0.46		0.11		1.97		622	37
8-31-2016	10.17	0.26	0.61	0.87	(0.18)	(0.02)	—	(0.20)	10.84	8.78		0.50		0.16		2.53		108	18
8-31-2015	10.63	0.24	(0.55)	(0.31)	(0.14)	(0.01)	—	(0.15)	10.17	(2.96)		6.36		0.29		2.28		102	31
8-31-2014[9]	10.00	0.18	0.81	0.99	(0.34)	(0.02)	—	(0.36)	10.63	10.19	[6]	26.19	[7]	0.36	[7]	2.19	[7]	106	68
CLASS 1
8-31-2018	11.46	0.28	0.42	0.70	(0.27)	(0.41)	—	(0.68)	11.48	6.28		0.52		0.15		2.44		141,470	30
8-31-2017	10.83	0.26	0.76	1.02	(0.26)	(0.13)	—	(0.39)	11.46	9.67		0.50		0.16		2.41		144,223	37
8-31-2016	10.17	0.24	0.62	0.86	(0.18)	(0.02)	—	(0.20)	10.83	8.62		0.53		0.21		2.35		120,211	18
8-31-2015	10.62	0.18	(0.48)	(0.30)	(0.14)	(0.01)	—	(0.15)	10.17	(2.91)		0.70		0.34		1.76		60,619	31
8-31-2014[9]	10.00	0.09	0.89	0.98	(0.34)	(0.02)	—	(0.36)	10.62	10.07	[6]	10.03	[7]	0.41	[7]	1.13	[7]	2,147	68

[1]	Based on average daily shares outstanding.
[2]	Net investment income is affected by the timing and frequency of the declaration of dividends by the underlying funds in which the portfolio invests.
[3]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[4]	Ratios do not include expenses indirectly incurred from underlying funds and can vary based on the mix of underlying funds held by the portfolio.
[5]	Period from 4-7-17 (relaunch date) to 8-31-17. Class R4 liquidated on 6-15-16, accordingly, there were no shares of this class outstanding 8-31-16.
[6]	Not annualized.
[7]	Annualized.
[8]	Portfolio turnover is shown for the period from 9-1-16 to 8-31-17.
[9]	Period from 11-7-13 (commencement of operations) to 8-31-14.

48 JOHN HANCOCK MULTI-INDEX LIFETIME PORTFOLIOS | ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

Multi-Index 2015 Lifetime Portfolio
Per share operating performance for a share outstanding throughout each period												Ratios and supplemental data
		Income (loss) from in- vestment operations			Less distributions							Ratios to average net assets
Period ended	Net asset value, beginning of period ($)	Net investment income (loss) ($)1, [2]	Net realized and unrealized gain (loss) on invest- ments ($)	Total from investment operations ($)	From net investment income ($)	From net realized gain ($)	From tax return of capital ($)	Total distribu- tions ($)	Net asset value,end of period ($)	Total return (%)[3]		Expenses before reductions (%)[4]		Expenses including reductions (%)[4]		Net investment income (loss) (%)[2]		Net assets, end of period (in thousands)	Portfolio turnover (%)
Multi-Index 2015 Lifetime Portfolio
CLASS R4
8-31-2018	11.18	0.27	0.28	0.55	(0.28)	(0.38)	—	(0.66)	11.07	5.01		0.96		0.27		2.47		52	28
8-31-2017[5]	10.74	0.07	0.37	0.44	—	—	—	—	11.18	4.10	[6]	0.88	[7]	0.29	[7]	1.48	[7]	52	47	[8]
8-31-2015	10.52	0.23	(0.54)	(0.31)	(0.10)	(0.01)	—	(0.11)	10.10	(2.94)		7.10		0.52		2.23		101	59
8-31-2014[9]	10.00	0.17	0.70	0.87	(0.28)	(0.02)	(0.05)	(0.35)	10.52	8.89	[6]	28.39	[7]	0.64	[7]	2.09	[7]	105	108
CLASS R6
8-31-2018	11.18	0.31	0.26	0.57	(0.30)	(0.38)	—	(0.68)	11.07	5.17		0.71		0.11		2.80		880	28
8-31-2017	10.74	0.24	0.59	0.83	(0.27)	(0.12)	—	(0.39)	11.18	8.04		0.63		0.12		2.26		383	47
8-31-2016	10.12	0.27	0.57	0.84	(0.19)	(0.03)	—	(0.22)	10.74	8.41		0.76		0.17		2.68		107	26
8-31-2015	10.53	0.25	(0.52)	(0.27)	(0.13)	(0.01)	—	(0.14)	10.12	(2.60)		6.92		0.33		2.42		101	59
8-31-2014[9]	10.00	0.19	0.69	0.88	(0.28)	(0.02)	(0.05)	(0.35)	10.53	9.04	[6]	28.33	[7]	0.39	[7]	2.34	[7]	105	108
CLASS 1
8-31-2018	11.18	0.28	0.28	0.56	(0.29)	(0.38)	—	(0.67)	11.07	5.12		0.75		0.16		2.56		42,181	28
8-31-2017	10.74	0.27	0.56	0.83	(0.27)	(0.12)	—	(0.39)	11.18	7.98		0.66		0.17		2.52		44,768	47
8-31-2016	10.11	0.25	0.59	0.84	(0.18)	(0.03)	—	(0.21)	10.74	8.47		0.79		0.22		2.47		46,862	26
8-31-2015	10.53	0.20	(0.49)	(0.29)	(0.12)	(0.01)	—	(0.13)	10.11	(2.75)		1.21		0.38		1.96		19,945	59
8-31-2014[9]	10.00	0.09	0.79	0.88	(0.28)	(0.02)	(0.05)	(0.35)	10.53	9.03	[6]	12.09	[7]	0.44	[7]	1.13	[7]	1,675	108

[1]	Based on average daily shares outstanding.
[2]	Net investment income is affected by the timing and frequency of the declaration of dividends by the underlying funds in which the portfolio invests.
[3]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[4]	Ratios do not include expenses indirectly incurred from underlying funds and can vary based on the mix of underlying funds held by the portfolio.
[5]	Period from 4-7-17 (relaunch date) to 8-31-17. Class R4 liquidated on 6-15-16, accordingly, there were no shares of this class outstanding 8-31-16.
[6]	Not annualized.
[7]	Annualized.
[8]	Portfolio turnover is shown for the period from 9-1-16 to 8-31-17.
[9]	Period from 11-7-13 (commencement of operations) to 8-31-14.

SEE NOTES TO FINANCIAL STATEMENTS	ANNUAL REPORT | JOHN HANCOCK MULTI-INDEX LIFETIME PORTFOLIOS 49

Financial highlights continued

Multi-Index 2010 Lifetime Portfolio
Per share operating performance for a share outstanding throughout each period												Ratios and supplemental data
		Income (loss) from in- vestment operations			Less distributions							Ratios to average net assets
Period ended	Net asset value, beginning of period ($)	Net investment income (loss) ($)1, [2]	Net realized and unrealized gain (loss) on invest- ments ($)	Total from investment operations ($)	From net investment income ($)	From net realized gain ($)	From tax return of capital ($)	Total distribu- tions ($)	Net asset value,end of period ($)	Total return (%)[3]		Expenses before reductions (%)[4]		Expenses including reductions (%)[4]		Net investment income (loss) (%)[2]		Net assets, end of period (in thousands)	Portfolio turnover (%)
Multi-Index 2010 Lifetime Portfolio
CLASS R4
8-31-2018	10.93	0.28	0.15	0.43	(0.28)	(0.27)	—	(0.55)	10.81	3.97		1.13		0.27		2.57		51	49
8-31-2017[5]	10.53	0.07	0.33	0.40	—	—	—	—	10.93	3.80	[6]	1.04	[7]	0.29	[7]	1.62	[7]	52	52	[8]
8-31-2015	10.47	0.24	(0.49)	(0.25)	(0.12)	(0.01)	—	(0.13)	10.09	(2.46)		7.41		0.56		2.34		101	115
8-31-2014[9]	10.00	0.17	0.63	0.80	(0.32)	(0.01)	—	(0.33)	10.47	8.25	[6]	24.42	[7]	0.67	[7]	2.04	[7]	105	12
CLASS R6
8-31-2018	10.94	0.31	0.14	0.45	(0.29)	(0.27)	—	(0.56)	10.83	4.22		0.88		0.10		2.88		964	49
8-31-2017	10.68	0.16	0.56	0.72	(0.30)	(0.16)	—	(0.46)	10.94	6.98		0.79		0.13		1.59		1,953	52
8-31-2016	10.10	0.29	0.53	0.82	(0.18)	(0.06)	—	(0.24)	10.68	8.31		0.95		0.17		2.81		107	46
8-31-2015	10.48	0.26	(0.49)	(0.23)	(0.14)	(0.01)	—	(0.15)	10.10	(2.22)		7.31		0.38		2.54		101	115
8-31-2014[9]	10.00	0.19	0.63	0.82	(0.33)	(0.01)	—	(0.34)	10.48	8.40	[6]	24.35	[7]	0.42	[7]	2.29	[7]	105	12
CLASS 1
8-31-2018	10.93	0.29	0.16	0.45	(0.29)	(0.27)	—	(0.56)	10.82	4.17		0.92		0.15		2.67		28,723	49
8-31-2017	10.68	0.28	0.42	0.70	(0.29)	(0.16)	—	(0.45)	10.93	6.83		0.83		0.18		2.59		29,065	52
8-31-2016	10.09	0.27	0.56	0.83	(0.18)	(0.06)	—	(0.24)	10.68	8.36		0.99		0.22		2.64		29,563	46
8-31-2015	10.48	0.24	(0.48)	(0.24)	(0.14)	(0.01)	—	(0.15)	10.09	(2.36)		1.49		0.41		2.27		12,576	115
8-31-2014[9]	10.00	0.12	0.70	0.82	(0.33)	(0.01)	—	(0.34)	10.48	8.39	[6]	8.07	[7]	0.47	[7]	1.46	[7]	3,311	12

[1]	Based on average daily shares outstanding.
[2]	Net investment income is affected by the timing and frequency of the declaration of dividends by the underlying funds in which the portfolio invests.
[3]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[4]	Ratios do not include expenses indirectly incurred from underlying funds and can vary based on the mix of underlying funds held by the portfolio.
[5]	Period from 4-7-17 (relaunch date) to 8-31-17. Class R4 liquidated on 6-15-16, accordingly, there were no shares of this class outstanding 8-31-16.
[6]	Not annualized.
[7]	Annualized.
[8]	Portfolio turnover is shown for the period from 9-1-16 to 8-31-17.
[9]	Period from 11-7-13 (commencement of operations) to 8-31-14.

50 JOHN HANCOCK MULTI-INDEX LIFETIME PORTFOLIOS | ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

Notes to financial statements

Note 1 — Organization

John Hancock Funds II (the Trust) is an open-end management investment company organized as a Massachusetts business trust and registered under the Investment Company Act of 1940, as amended (the 1940 Act). The Trust is a series company with multiple investment series, eleven of which (collectively, Multi-Index Lifetime Portfolios, or the portfolios, and each individually, the portfolio) are presented in the report. The portfolios are series of the Trust and operate as "funds of funds" that may invest in other series of the Trust, other funds in the John Hancock group of funds complex, non-John Hancock funds and certain other investments.

The portfolios may offer multiple classes of shares. The shares currently offered by the portfolios are detailed in the Statements of assets and liabilities. Class R4 shares are available only to certain retirement and 529 plans. Class R6 shares are only available to certain retirement plans, institutions and other investors. Class 1 shares are offered only to certain affiliates of Manulife Financial Corporation (MFC). Shareholders of each class have exclusive voting rights to matters that affect that class. The distribution and service fees, if any, and transfer agent fees for each class may differ.

The investment objective of each portfolio is to seek high total returns through each portfolio's target retirement dates, with a greater focus on income beyond the target dates. Total return, commonly understood as the combination of income and capital appreciation, includes interest, capital gains, dividends, and distributions realized over a given period of time.

The accounting policies of the John Hancock underlying funds in which the portfolios invest are outlined in the underlying funds' shareholder reports, which include the underlying funds' financial statements, available without charge by calling 800-344-1029 or visiting jhinvestments.com, on the Securities and Exchange Commission (SEC) website at sec.gov or at the SEC's public reference room in Washington, D.C. The underlying funds are not covered by this report.

Note 2 — Significant accounting policies

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (US GAAP), which require management to make certain estimates and assumptions as of the date of the financial statements. Actual results could differ from those estimates and those differences could be significant. The portfolios qualify as investment companies under Topic 946 of Accounting Standards Codification of US GAAP.

Events or transactions occurring after the end of the fiscal period through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the portfolios:

Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 p.m., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the net asset value (NAV) may be determined as of the regularly scheduled close of the NYSE pursuant to the portfolios' Valuation Policies and Procedures.

In order to value the securities, the portfolios use the following valuation techniques: Except for investments in exchange-traded funds (ETFs), investments by the portfolios in underlying affiliated funds, including John Hancock Collateral Trust (JHCT), and other open-end mutual funds are valued at their respective NAVs each business day. ETFs held by the portfolios are valued at the last sale price or official closing price on the exchange or principal market where the security trades. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price.

In certain instances, the Pricing Committee may determine to value equity securities using prices obtained from another exchange or market if trading on the exchange or market on which prices are typically obtained did not open for trading as scheduled, or if trading closed earlier than scheduled, and trading occurred as normal on another exchange or market.

The portfolios use a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities including registered investment companies. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the portfolios' own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.

As of August 31, 2018, all investments are categorized as Level 1 under the hierarchy described above.

Security transactions and related investment income. Investment security transactions are accounted for on a trade date plus one basis for daily NAV calculations. However, for financial reporting purposes, investment transactions are reported on trade date. Interest income is accrued as earned. Income and capital gain distributions from underlying funds are recorded on ex-date. Non-cash dividends, if any, are recorded at the fair market value of the securities received. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds from litigation.

Securities lending. The portfolios may lend their securities to earn additional income. They receive cash collateral from the borrower in an amount not less than the market value of the loaned securities. The portfolios will invest their collateral in JHCT, an affiliate of the portfolios, which has a floating NAV and is registered with the Securities and Exchange Commission as an investment company. JHCT invests in short-term money market investments. Each portfolio will receive the benefit of any gains and bear any losses generated by JHCT with respect to the cash collateral.

The portfolios have the right to recall loaned securities on demand. If a borrower fails to return loaned securities when due, then the lending agent is responsible and indemnifies the respective portfolio for the lent securities. The lending agent uses the collateral received from the borrower to purchase replacement securities of the same issue, type, class and series of the loaned securities. If the value of the collateral is less than the purchase cost of replacement securities, the lending agent is responsible for satisfying the shortfall but only to the extent that the shortfall is not due to any decrease in the value of JHCT.

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Although the risk of the loss of the securities lent is mitigated by receiving collateral from the borrower and through lending agent indemnification, the portfolios could experience a delay in recovering securities or could experience a lower than expected return if the borrower fails to return the securities on a timely basis. The portfolios receive compensation for lending their securities by retaining a portion of the return on the investment of the collateral and compensation from fees earned from borrowers of the securities. Securities lending income received by the portfolios is net of fees retained by the securities lending agent. Net income received from JHCT is a component of securities lending income as recorded on the Statements of operations.

Obligations to repay collateral received by the portfolios are shown on the Statements of assets and liabilities as Payable upon return of securities loaned and are secured by the loaned securities. The following table summarizes the value of ETFs loaned by the portfolios and the corresponding cash collateral received at August 31, 2018.

Portfolio	Market value of securities on loan	Cash collateral received
Multi-Index 2060 Lifetime Portfolio	$35,970	$36,700
Multi-Index 2055 Lifetime Portfolio	169,059	172,490
Multi-Index 2050 Lifetime Portfolio	489,273	499,455
Multi-Index 2045 Lifetime Portfolio	363,297	370,670
Multi-Index 2040 Lifetime Portfolio	514,371	524,810
Multi-Index 2035 Lifetime Portfolio	1,707,278	1,741,870
Multi-Index 2030 Lifetime Portfolio	4,836,542	4,934,267
Multi-Index 2025 Lifetime Portfolio	4,683,294	4,778,340
Multi-Index 2020 Lifetime Portfolio	3,999,864	4,081,040
Multi-Index 2015 Lifetime Portfolio	1,330,890	1,357,900
Multi-Index 2010 Lifetime Portfolio	1,053,921	1,075,310

Line of credit. The portfolios may have the ability to borrow from banks for temporary or emergency purposes, including meeting redemption requests that otherwise might require the untimely sale of securities. Pursuant to the portfolios' custodian agreement, the custodian may loan money to the portfolios to make properly authorized payments. The portfolios are obligated to repay the custodian for any overdraft, including any related costs or expenses. The custodian may have a lien, security interest or security entitlement in any portfolios property that is not otherwise segregated or pledged, to the extent of any overdraft, and to the maximum extent permitted by law. Overdrafts at period end are presented under the caption Due to custodian in the Statements of assets and liabilities.

The portfolios and other affiliated funds have entered into a syndicated line of credit agreement with Citibank, N.A. as the administrative agent that enables them to participate in a $750 million unsecured committed line of credit. Excluding commitments designated for a certain fund and subject to the needs of all other affiliated funds, the portfolios can borrow up to an aggregate commitment amount of $500 million, subject to asset coverage and other limitations as specified in the agreement. A commitment fee payable at the end of each calendar quarter, based on the average daily unused portion of the line of credit, is charged to each participating portfolio based on a combination of fixed and asset based allocations and is reflected in Other expenses on the Statements of operations. For the year ended August 31, 2018, the portfolios had no borrowings under the line of credit.

Commitment fees for the year ended August 31, 2018 were as follows:

Portfolio	Commitment fee
Multi-Index 2060 Lifetime Portfolio	$1,978
Multi-Index 2055 Lifetime Portfolio	2,086
Multi-Index 2050 Lifetime Portfolio	2,144
Multi-Index 2045 Lifetime Portfolio	2,235
Multi-Index 2040 Lifetime Portfolio	2,292
Multi-Index 2035 Lifetime Portfolio	2,365
Multi-Index 2030 Lifetime Portfolio	2,418
Multi-Index 2025 Lifetime Portfolio	2,388
Multi-Index 2020 Lifetime Portfolio	2,252
Multi-Index 2015 Lifetime Portfolio	2,048
Multi-Index 2010 Lifetime Portfolio	2,016

Expenses. Within the John Hancock group of funds complex, expenses that are directly attributable to an individual portfolio are allocated to such portfolio. Expenses that are not readily attributable to a specific portfolio are allocated among all portfolios in an equitable manner, taking into consideration, among other things, the nature and type of expense and the portfolio's relative net assets. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Class allocations. Income, common expenses and realized and unrealized gains (losses) are determined at the portfolio level and allocated daily to each class of shares based on the net assets of the class. Class-specific expenses, such as distribution and service fees, if any, and transfer agent fees, for all classes, are charged daily at the class level based on the net assets of each class and the specific expense rates applicable to each class.

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Federal income taxes. Each portfolio intends to continue to qualify as a regulated investment company by complying with the applicable provisions of the Internal Revenue Code and will not be subject to federal income tax on taxable income that is distributed to shareholders. Therefore, no federal income tax provision is required.

As of August 31, 2018, the portfolios had no uncertain tax positions that would require financial statement recognition, derecognition or disclosure. The portfolios' federal tax returns are subject to examination by the Internal Revenue Service for a period of three years.

For federal income tax purposes, the costs of investments owned on August 31, 2018 were as follows:

Portfolio	Aggregate cost	Unrealized appreciation	Unrealized (depreciation)	Net unrealized appreciation/ (depreciation)
Multi-Index 2060 Lifetime Portfolio	$15,973,070	$362,280	($45,977)	$316,303
Multi-Index 2055 Lifetime Portfolio	66,577,390	4,693,331	(109,672)	4,583,659
Multi-Index 2050 Lifetime Portfolio	101,950,457	6,398,823	(163,696)	6,235,127
Multi-Index 2045 Lifetime Portfolio	145,312,185	9,439,919	(275,252)	9,164,667
Multi-Index 2040 Lifetime Portfolio	167,373,329	12,077,874	(379,621)	11,698,253
Multi-Index 2035 Lifetime Portfolio	204,017,762	14,105,775	(677,664)	13,428,111
Multi-Index 2030 Lifetime Portfolio	227,317,567	14,963,086	(1,146,394)	13,816,692
Multi-Index 2025 Lifetime Portfolio	214,517,518	11,925,251	(1,323,738)	10,601,513
Multi-Index 2020 Lifetime Portfolio	143,513,698	6,225,042	(1,088,738)	5,136,304
Multi-Index 2015 Lifetime Portfolio	43,197,090	1,720,873	(360,879)	1,359,994
Multi-Index 2010 Lifetime Portfolio	30,547,342	502,251	(236,049)	266,202

Distribution of income and gains. Distributions to shareholders from net investment income and net realized gains, if any, are recorded on the ex-date. The portfolios generally declare and pay dividends and capital gain distributions, if any, annually.

The tax character of distributions for the year ended August 31, 2018 was as follows:

Portfolio	Ordinary income	Long term capital gains	Total
Multi-Index 2060 Lifetime Portfolio	$223,859	$145,007	$368,866
Multi-Index 2055 Lifetime Portfolio	1,593,115	2,317,042	3,910,157
Multi-Index 2050 Lifetime Portfolio	2,268,723	3,228,068	5,496,791
Multi-Index 2045 Lifetime Portfolio	3,353,200	5,121,074	8,474,274
Multi-Index 2040 Lifetime Portfolio	3,994,073	6,164,121	10,158,194
Multi-Index 2035 Lifetime Portfolio	4,948,900	7,706,149	12,655,049
Multi-Index 2030 Lifetime Portfolio	5,665,191	8,698,049	14,363,240
Multi-Index 2025 Lifetime Portfolio	5,482,004	7,447,156	12,929,160
Multi-Index 2020 Lifetime Portfolio	3,986,638	4,558,047	8,544,685
Multi-Index 2015 Lifetime Portfolio	1,324,016	1,325,033	2,649,049
Multi-Index 2010 Lifetime Portfolio	844,784	663,027	1,507,811

The tax character of distributions for the year ended August 31, 2017 was as follows:

Portfolio	Ordinary income	Long term capital gains	Total
Multi-Index 2060 Lifetime Portfolio	$43,016	—	$43,016
Multi-Index 2055 Lifetime Portfolio	743,111	$487,023	1,230,134
Multi-Index 2050 Lifetime Portfolio	1,033,160	710,048	1,743,208
Multi-Index 2045 Lifetime Portfolio	1,604,277	1,164,069	2,768,346
Multi-Index 2040 Lifetime Portfolio	2,021,352	1,416,029	3,437,381
Multi-Index 2035 Lifetime Portfolio	2,630,395	1,968,091	4,598,486
Multi-Index 2030 Lifetime Portfolio	3,489,562	2,183,026	5,672,588
Multi-Index 2025 Lifetime Portfolio	3,805,746	2,168,107	5,973,853
Multi-Index 2020 Lifetime Portfolio	3,094,489	1,392,091	4,486,580
Multi-Index 2015 Lifetime Portfolio	1,188,112	468,020	1,656,132
Multi-Index 2010 Lifetime Portfolio	807,998	363,019	1,171,017

Distributions paid by the portfolios with respect to each class of shares are calculated in the same manner, at the same time and in the same amount, except for the effect of class level expenses that may be applied differently to each class. As of August 31, 2018, the components of distributable earnings on a tax basis were as follows:

ANNUAL REPORT   |   JOHN HANCOCK MULTI-INDEX LIFETIME PORTFOLIOS       53

Portfolio	Undistributed ordinary income	Undistributed long term capital gains
Multi-Index 2060 Lifetime Portfolio	$46,377	$759,450
Multi-Index 2055 Lifetime Portfolio	247,598	4,760,995
Multi-Index 2050 Lifetime Portfolio	361,553	6,920,249
Multi-Index 2045 Lifetime Portfolio	543,336	10,035,360
Multi-Index 2040 Lifetime Portfolio	782,747	12,575,447
Multi-Index 2035 Lifetime Portfolio	1,063,698	13,764,364
Multi-Index 2030 Lifetime Portfolio	1,507,653	13,745,438
Multi-Index 2025 Lifetime Portfolio	1,787,548	11,541,244
Multi-Index 2020 Lifetime Portfolio	1,430,328	6,638,737
Multi-Index 2015 Lifetime Portfolio	498,840	1,667,623
Multi-Index 2010 Lifetime Portfolio	353,064	1,123,938

Such distributions and distributable earnings, on a tax basis, are determined in conformity with income tax regulations, which may differ from US GAAP. Distributions in excess of tax basis earnings and profits, if any, are reported in the portfolio's financial statements as a return of capital. Short-term gains from underlying funds are treated as ordinary income for tax purposes.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences, if any, will reverse in a subsequent period. Book-tax differences are primarily attributable to wash sale loss deferrals.

Note 3 — Guarantees and indemnifications

Under the Trust's organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust, including the portfolios. Additionally, in the normal course of business, the Trust enters into contracts with service providers that contain general indemnification clauses. The Trust's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust that have not yet occurred. The risk of material loss from such claims is considered remote.

Note 4 — Fees and transactions with affiliates

John Hancock Advisers, LLC (the Advisor) serves as investment advisor for the portfolios. John Hancock Funds, LLC (the Distributor), an affiliate of the Advisor, serves as principal underwriter of the portfolios. The Advisor and the Distributor are indirect, wholly owned subsidiaries of MFC.

Management fee. Each portfolio pays the Advisor a management fee for its services to the portfolio. The management fee has two components: (1) a fee on assets invested in a fund of the Trust or John Hancock Funds III (JHF III) (Assets in a fund of the Trust or JHF III); and (2) a fee on assets invested in investments other than a fund of the Trust or JHF III (Other assets).

Management fees are determined in accordance with the following schedule:

	First $7.5 billion of aggregate net assets	Excess over $7.5 billion of aggregate net assets
Assets in a fund of the Trust or JHF III	0.060%	0.050%
Other assets	0.510%	0.500%

Expense reimbursements. The Advisor has contractually agreed to reduce its management fee or make payment to each portfolio in an amount equal to the amount by which "Other expenses" of each portfolio exceeds 0.05% of the average net assets of each portfolio. "Other expenses" means all of the expenses of each portfolio, excluding management fees, taxes, brokerage commissions, interest expense, litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of each portfolio's business, class specific expense, underlying fund expenses (acquired fund fees), and short dividend expense. This expense limitation agreement expires on December 31, 2018, unless renewed by mutual agreement of the portfolios and the Advisor based upon a determination that this is appropriate under the circumstances at that time.

The Advisor has contractually agreed to waive and/or reimburse all class-specific expenses for Class R6 shares of the portfolios to the extent they exceed 0.00% of the average net assets attributable to the class. This expense limitation agreement expires on December 31, 2018, unless renewed by mutual agreement of the portfolios and the advisor based upon a determination that this is appropriate under the circumstances at that time.

The Advisor has contractually agreed to waive its management fees and/or reimburse certain expenses including underlying fund expenses (Acquired fund fees) to reduce the total annual portfolio operating expenses by the amount indicated below of each respective portfolio's average net assets. This agreement expires on December 31, 2018, unless renewed by mutual agreement of the portfolio and the advisor based upon a determination that this is appropriate under the circumstances at that time.

Portfolio		Portfolio
Multi-Index 2060 Lifetime Portfolio	0.29%	Multi-Index 2030 Lifetime Portfolio	0.29%
Multi-Index 2055 Lifetime Portfolio	0.29%	Multi-Index 2025 Lifetime Portfolio	0.29%
Multi-Index 2050 Lifetime Portfolio	0.29%	Multi-Index 2020 Lifetime Portfolio	0.31%

ANNUAL REPORT   |   JOHN HANCOCK MULTI-INDEX LIFETIME PORTFOLIOS       54

Portfolio			Portfolio
Multi-Index 2045 Lifetime Portfolio	0.29%		Multi-Index 2015 Lifetime Portfolio	0.33%
Multi-Index 2040 Lifetime Portfolio	0.29%		Multi-Index 2010 Lifetime Portfolio	0.35%
Multi-Index 2035 Lifetime Portfolio	0.30%	*

* Prior to January 1, 2018, the reduction for Multi-Index 2035 Lifetime Portfolio was 0.29%.

Payments under this arrangement are intended to reimburse the portfolios for indirect net expenses associated with the portfolios' investment in underlying funds. Amounts received in excess of portfolio level operating expenses are included as Other income received from advisor in the Statements of operations.

The Advisor has voluntarily agreed to waive its management fee or reimburse the portfolios so that the aggregate management fee retained by the Advisor with respect to both the portfolio and its underlying investments (after payment of subadvisory fees) does not exceed 0.51% of the portfolio's first $7.5 billion of average net assets and 0.50% of the portfolio's average net assets in excess of $7.5 billion. The Advisor may terminate this voluntary waiver at any time upon notice to the Trust.

For the year ended August 31, 2018, the expense reductions under these agreements amounted to the following and are reflected as a reduction of total expenses in the Statements of operations:

	Expense Reimbursement by Class
Portfolio	Class R4	Class R6	Class 1	Total
Multi-Index 2060 Lifetime Portfolio	$870	$7,534	$149,335	$157,739
Multi-Index 2055 Lifetime Portfolio	253	12,700	281,111	294,064
Multi-Index 2050 Lifetime Portfolio	217	51,880	317,837	369,934
Multi-Index 2045 Lifetime Portfolio	193	94,768	394,996	489,957
Multi-Index 2040 Lifetime Portfolio	187	82,853	486,059	569,099
Multi-Index 2035 Lifetime Portfolio	181	61,989	612,159	674,329
Multi-Index 2030 Lifetime Portfolio	171	23,059	703,854	727,084
Multi-Index 2025 Lifetime Portfolio	172	14,546	674,220	688,938
Multi-Index 2020 Lifetime Portfolio	195	9,164	533,532	542,891
Multi-Index 2015 Lifetime Portfolio	304	5,041	257,994	263,339
Multi-Index 2010 Lifetime Portfolio	391	10,005	212,883	223,279

Expenses waived or reimbursed in the current fiscal period are not subject to recapture in future fiscal periods.

The investment management fees, including the impact of waivers and reimbursements as described above, incurred for the year ended August 31, 2018, were equivalent to a net annual effective rate of 0.00% of the portfolios' average daily net assets.

Accounting and legal services. Pursuant to a service agreement, the portfolios reimburse the Advisor for all expenses associated with providing the administrative, financial, legal, compliance, accounting and recordkeeping services to the portfolios, including the preparation of all tax returns, periodic reports to shareholders and regulatory reports, among other services. These expenses are allocated to each share class based on its relative net assets at the time the expense was incurred. These accounting and legal services fees incurred for the year ended August 31, 2018 amounted to an annual rate of 0.01% of the portfolios' average daily net assets.

Distribution and service plans. The portfolios have a distribution agreement with the Distributor. The portfolios have adopted distribution and service plans with respect to Class 1 and Class R4 pursuant to Rule 12b-1 under the 1940 Act, to pay the Distributor for services provided as the distributor of shares of the portfolios. In addition, under a service plan for Class R4 shares, the portfolios pay for certain other services. The portfolios may pay up to the following contractual rates of distribution and service fees under these arrangements, expressed as an annual percentage of average daily net assets for each class of the portfolios' shares.

Class	Rule 12b-1 fee	Service fee
Class 1	0.05%	—
Class R4	0.25%	0.10%

The portfolios' Distributor has contractually agreed to waive 0.10% of Rule12b-1 fees for Class R4 shares. The current waiver agreement expires on December 31, 2018, unless renewed by mutual agreement of the portfolios and the Distributor based upon a determination that this is appropriate under the circumstances at the time. This contractual waiver amounted to the following for Class R4 shares for the year ended August 31, 2018:

Portfolio	Class R4
Multi-Index 2060 Lifetime Portfolio	$55
Multi-Index 2055 Lifetime Portfolio	55
Multi-Index 2050 Lifetime Portfolio	55
Multi-Index 2045 Lifetime Portfolio	55
Multi-Index 2040 Lifetime Portfolio	55
Multi-Index 2035 Lifetime Portfolio	54
Multi-Index 2030 Lifetime Portfolio	53

ANNUAL REPORT   |   JOHN HANCOCK MULTI-INDEX LIFETIME PORTFOLIOS       55

Portfolio	Class R4
Multi-Index 2025 Lifetime Portfolio	$52
Multi-Index 2020 Lifetime Portfolio	52
Multi-Index 2015 Lifetime Portfolio	51
Multi-Index 2010 Lifetime Portfolio	51

Transfer agent fees. The John Hancock group of funds has a complex-wide transfer agent agreement with John Hancock Signature Services, Inc. (Signature Services), an affiliate of the Advisor. The transfer agent fees paid to Signature Services are determined based on the cost to Signature Services (Signature Services Cost) of providing recordkeeping services. It also includes out-of-pocket expenses, including payments made to third-parties for recordkeeping services provided to their clients who invest in one or more John Hancock funds. In addition, Signature Services Cost may be reduced by certain fees that Signature Services receives in connection with retirement and small accounts. Signature Services Cost is calculated monthly and allocated, as applicable, to five categories of share classes: Retail Share and Institutional Share Classes of Non-Municipal Bond Funds, Class R6 Shares, Retirement Share Classes and Municipal Bond Share Classes. Within each of these categories, the applicable costs are allocated to the affected John Hancock affiliated funds and/or classes, based on the relative average daily net assets.

Class level expenses. Class level expenses for the year ended August 31, 2018 were:

Portfolio	Class	Distribution and service fees	Transfer agent fees
Multi-Index 2060 Lifetime Portfolio	Class R4	$139	$7
	Class R6	—	64
	Class 1	5,069	—
	Total	$5,208	$71
Multi-Index 2055 Lifetime Portfolio	Class R4	$136	$7
	Class R6	—	330
	Class 1	30,311	—
	Total	$30,447	$337
Multi-Index 2050 Lifetime Portfolio	Class R4	$136	$7
	Class R6	—	1,573
	Class 1	40,088	—
	Total	$40,224	$1,580
Multi-Index 2045 Lifetime Portfolio	Class R4	$136	$7
	Class R6	—	3,204
	Class 1	55,650	—
	Total	$55,786	$3,211
Multi-Index 2040 Lifetime Portfolio	Class R4	$136	$7
	Class R6	—	2,896
	Class 1	70,776	—
	Total	$70,912	$2,903
Multi-Index 2035 Lifetime Portfolio	Class R4	$135	$7
	Class R6	—	2,204
	Class 1	91,139	—
	Total	$91,274	$2,211
Multi-Index 2030 Lifetime Portfolio	Class R4	$133	$7
	Class R6	—	854
	Class 1	109,425	—
	Total	$109,558	$861
Multi-Index 2025 Lifetime Portfolio	Class R4	$132	$7
	Class R6	—	531
	Class 1	103,442	—
	Total	$103,574	$538
Multi-Index 2020 Lifetime Portfolio	Class R4	$130	$6
	Class R6	—	287
	Class 1	71,004	—
	Total	$71,134	$293
Multi-Index 2015 Lifetime Portfolio	Class R4	$128	$6
	Class R6	—	103
	Class 1	21,738	—
	Total	$21,866	$109
Multi-Index 2010 Lifetime Portfolio	Class R4	$128	$7

ANNUAL REPORT   |   JOHN HANCOCK MULTI-INDEX LIFETIME PORTFOLIOS       56

Portfolio	Class	Distribution and service fees	Transfer agent fees
	Class R6	—	$165
	Class 1	$13,940	—
	Total	$14,068	$172

Trustee expenses. The portfolios compensate each Trustee who is not an employee of the Advisor or its affiliates. The costs of paying Trustee compensation and expenses are allocated to the portfolios based on their net assets relative to other funds within the John Hancock group of funds complex.

Note 5 — Portfolio share transactions

Transactions in portfolios shares for the years ended August 31, 2018 and 2017 were as follows:

Multi-Index 2060 Lifetime Portfolio

		Year ended 8-31-18		Year ended 8-31-17
	Shares	Amount	Shares	Amount
Class R4 shares[1]
Sold	—	—	4,421	$50,000
Net increase	—	—	4,421	$50,000
Class R6 shares
Sold	123,200	$1,552,144	5,632	$66,950
Distributions reinvested	1,733	21,449	—	—
Repurchased	(67,036)	(831,241)	—	—
Net increase	57,897	$742,352	5,632	$66,950
Class 1 shares
Sold	792,100	$9,963,102	550,699	$6,080,791
Distributions reinvested	27,729	343,280	3,683	39,448
Repurchased	(116,738)	(1,434,238)	(133,835)	(1,447,348)
Net increase	703,091	$8,872,144	420,547	$4,672,891
Total net increase	760,988	$9,614,496	430,600	$4,789,841

1 The inception date for Class R4 shares is 4-7-17.

Multi-Index 2055 Lifetime Portfolio

		Year ended 8-31-18		Year ended 8-31-17
	Shares	Amount	Shares	Amount
Class R4 shares[1]
Sold	—	—	4,367	$50,000
Net increase	—	—	4,367	$50,000
Class R6 shares
Sold	268,438	$3,357,048	136,745	$1,645,231
Distributions reinvested	10,892	132,992	—	—
Repurchased	(72,137)	(900,336)	(3,498)	(42,220)
Net increase	207,193	$2,589,704	133,247	$1,603,011
Class 1 shares
Sold	1,153,803	$14,372,920	1,338,626	$15,153,206
Distributions reinvested	308,801	3,773,550	113,053	1,226,628
Repurchased	(592,683)	(7,454,324)	(214,157)	(2,480,261)
Net increase	869,921	$10,692,146	1,237,522	$13,899,573
Total net increase	1,077,114	$13,281,850	1,375,136	$15,552,584

1 Class R4 shares were liquidated on 6-15-16. Class R4 relaunched on 4-7-17.

ANNUAL REPORT   |   JOHN HANCOCK MULTI-INDEX LIFETIME PORTFOLIOS       57

Multi-Index 2050 Lifetime Portfolio

		Year ended 8-31-18		Year ended 8-31-17
	Shares	Amount	Shares	Amount
Class R4 shares[1]
Sold	—	—	4,337	$50,000
Net increase	—	—	4,337	$50,000
Class R6 shares
Sold	750,772	$9,521,961	850,409	$10,293,330
Distributions reinvested	57,361	707,837	—	—
Repurchased	(201,842)	(2,562,351)	(15,767)	(192,288)
Net increase	606,291	$7,667,447	834,642	$10,101,042
Class 1 shares
Sold	1,424,910	$17,950,458	1,653,470	$18,846,613
Distributions reinvested	387,495	4,785,569	159,303	1,739,587
Repurchased	(650,180)	(8,182,124)	(383,443)	(4,430,172)
Net increase	1,162,225	$14,553,903	1,429,330	$16,156,028
Total net increase	1,768,516	$22,221,350	2,268,309	$26,307,070

1 Class R4 shares were liquidated on 6-15-16. Class R4 relaunched on 4-7-17.

Multi-Index 2045 Lifetime Portfolio

		Year ended 8-31-18		Year ended 8-31-17
	Shares	Amount	Shares	Amount
Class R4 shares[1]
Sold	—	—	4,355	$50,000
Net increase	—	—	4,355	$50,000
Class R6 shares
Sold	842,304	$10,554,122	1,792,121	$21,621,128
Distributions reinvested	122,219	1,498,402	—	—
Repurchased	(203,717)	(2,551,678)	(45,279)	(549,398)
Net increase	760,806	$9,500,846	1,746,842	$21,071,730
Class 1 shares
Sold	1,520,117	$18,990,087	2,119,590	$24,005,313
Distributions reinvested	568,705	6,972,321	254,337	2,764,643
Repurchased	(772,545)	(9,759,322)	(999,394)	(11,512,372)
Net increase	1,316,277	$16,203,086	1,374,533	$15,257,584
Total net increase	2,077,083	$25,703,932	3,125,730	$36,379,314

1 Class R4 shares were liquidated on 6-15-16. Class R4 relaunched on 4-7-17.

Multi-Index 2040 Lifetime Portfolio

		Year ended 8-31-18		Year ended 8-31-17
	Shares	Amount	Shares	Amount
Class R4 shares[1]
Sold	—	—	4,340	$50,000
Net increase	—	—	4,340	$50,000
Class R6 shares
Sold	822,543	$10,311,394	1,661,953	$20,098,075
Distributions reinvested	112,026	1,377,924	—	—
Repurchased	(468,237)	(5,940,173)	(13,249)	(161,708)
Net increase	466,332	$5,749,145	1,648,704	$19,936,367

ANNUAL REPORT   |   JOHN HANCOCK MULTI-INDEX LIFETIME PORTFOLIOS       58

		Year ended 8-31-18		Year ended 8-31-17
	Shares	Amount	Shares	Amount
Class 1 shares
Sold	1,503,323	$18,789,876	2,808,459	$31,974,507
Distributions reinvested	713,561	8,776,796	314,728	3,433,683
Repurchased	(1,040,786)	(13,087,112)	(1,068,527)	(12,335,755)
Net increase	1,176,098	$14,479,560	2,054,660	$23,072,435
Total net increase	1,642,430	$20,228,705	3,707,704	$43,058,802

1 Class R4 shares were liquidated on 6-15-16. Class R4 relaunched on 4-7-17.

Multi-Index 2035 Lifetime Portfolio

		Year ended 8-31-18		Year ended 8-31-17
	Shares	Amount	Shares	Amount
Class R4 shares[1]
Sold	—	—	4,378	$50,000
Net increase	—	—	4,378	$50,000
Class R6 shares
Sold	612,092	$7,481,706	1,214,976	$14,531,511
Distributions reinvested	86,670	1,046,109	—	—
Repurchased	(211,515)	(2,615,610)	(67,726)	(819,897)
Net increase	487,247	$5,912,205	1,147,250	$13,711,614
Class 1 shares
Sold	1,934,824	$23,697,469	3,668,035	$41,635,121
Distributions reinvested	961,506	11,605,377	423,866	4,594,705
Repurchased	(1,341,682)	(16,592,310)	(1,198,807)	(13,781,278)
Net increase	1,554,648	$18,710,536	2,893,094	$32,448,548
Total net increase	2,041,895	$24,622,741	4,044,722	$46,210,162

1 Class R4 shares were liquidated on 6-15-16. Class R4 relaunched on 4-7-17.

Multi-Index 2030 Lifetime Portfolio

		Year ended 8-31-18		Year ended 8-31-17
	Shares	Amount	Shares	Amount
Class R4 shares[1]
Sold	—	—	4,421	$50,000
Net increase	—	—	4,421	$50,000
Class R6 shares
Sold	449,905	$5,422,691	425,260	$5,019,929
Distributions reinvested	30,401	359,336	—	—
Repurchased	(332,598)	(4,045,349)	(39,556)	(469,134)
Net increase	147,708	$1,736,678	385,704	$4,550,795
Class 1 shares
Sold	2,261,337	$27,099,571	3,960,915	$44,466,954
Distributions reinvested	1,184,463	14,000,350	525,868	5,668,859
Repurchased	(1,842,699)	(22,277,824)	(1,532,867)	(17,292,412)
Net increase	1,603,101	$18,822,097	2,953,916	$32,843,401
Total net increase	1,750,809	$20,558,775	3,344,041	$37,444,196

1 Class R4 shares were liquidated on 6-15-16. Class R4 relaunched on 4-7-17.

ANNUAL REPORT   |   JOHN HANCOCK MULTI-INDEX LIFETIME PORTFOLIOS       59

Multi-Index 2025 Lifetime Portfolio

		Year ended 8-31-18		Year ended 8-31-17
	Shares	Amount	Shares	Amount
Class R4 shares[1]
Sold	—	—	4,484	$50,000
Net increase	—	—	4,484	$50,000
Class R6 shares
Sold	319,608	$3,791,464	314,986	$3,652,060
Distributions reinvested	22,576	260,747	—	—
Repurchased	(211,718)	(2,513,422)	(69,042)	(807,049)
Net increase	130,466	$1,538,789	245,944	$2,845,011
Class 1 shares
Sold	2,197,082	$25,760,077	3,825,655	$42,540,507
Distributions reinvested	1,097,494	12,665,076	559,508	5,969,951
Repurchased	(2,055,746)	(24,287,789)	(2,069,245)	(23,157,435)
Net increase	1,238,830	$14,137,364	2,315,918	$25,353,023
Total net increase	1,369,296	$15,676,153	2,566,346	$28,248,034

1 Class R4 shares were liquidated on 6-15-16. Class R4 relaunched on 4-7-17.

Multi-Index 2020 Lifetime Portfolio

		Year ended 8-31-18		Year ended 8-31-17
	Shares	Amount	Shares	Amount
Class R4 shares[1]
Sold	—	—	4,562	$50,000
Net increase	—	—	4,562	$50,000
Class R6 shares
Sold	346,780	$3,951,871	44,267	$506,549
Distributions reinvested	8,694	97,721	—	—
Repurchased	(164,699)	(1,865,085)	—	—
Net increase	190,775	$2,184,507	44,267	$506,549
Class 1 shares
Sold	1,459,523	$16,675,753	3,612,363	$39,587,568
Distributions reinvested	751,906	8,443,902	424,899	4,482,687
Repurchased	(2,481,960)	(28,239,370)	(2,543,309)	(27,922,177)
Net increase (decrease)	(270,531)	$(3,119,715)	1,493,953	$16,148,078
Total net increase (decrease)	(79,756)	$(935,208)	1,542,782	$16,704,627

1 Class R4 shares were liquidated on 6-15-16. Class R4 relaunched on 4-7-17.

Multi-Index 2015 Lifetime Portfolio

		Year ended 8-31-18		Year ended 8-31-17
	Shares	Amount	Shares	Amount
Class R4 shares[1]
Sold	—	—	4,655	$50,000
Net increase	—	—	4,655	$50,000
Class R6 shares
Sold	143,520	$1,596,283	24,279	$270,898
Distributions reinvested	6,141	66,754	—	—
Repurchased	(104,439)	(1,152,792)	—	—
Net increase	45,222	$510,245	24,279	$270,898

ANNUAL REPORT   |   JOHN HANCOCK MULTI-INDEX LIFETIME PORTFOLIOS       60

		Year ended 8-31-18		Year ended 8-31-17
	Shares	Amount	Shares	Amount
Class 1 shares
Sold	432,830	$4,772,059	1,108,406	$11,860,250
Distributions reinvested	237,280	2,579,231	159,172	1,652,202
Repurchased	(864,074)	(9,520,269)	(1,626,556)	(17,591,963)
Net decrease	(193,964)	$(2,168,979)	(358,978)	$(4,079,511)
Total net decrease	(148,742)	$(1,658,734)	(330,044)	$(3,758,613)

1 Class R4 shares were liquidated on 6-15-16. Class R4 relaunched on 4-7-17.

Multi-Index 2010 Lifetime Portfolio

		Year ended 8-31-18		Year ended 8-31-17
	Shares	Amount	Shares	Amount
Class R4 shares[1]
Sold	—	—	4,748	$50,000
Net increase	—	—	4,748	$50,000
Class R6 shares
Sold	65,837	$697,000	175,509	$1,912,606
Distributions reinvested	8,298	88,623	—	—
Repurchased	(163,585)	(1,749,356)	(7,007)	(76,150)
Net increase (decrease)	(89,450)	$(963,733)	168,502	$1,836,456
Class 1 shares
Sold	872,236	$9,352,313	743,568	$7,917,995
Distributions reinvested	132,764	1,416,593	114,361	1,166,484
Repurchased	(1,008,229)	(10,856,886)	(968,814)	(10,277,354)
Net decrease	(3,229)	$(87,980)	(110,885)	$(1,192,875)
Total net increase (decrease)	(92,679)	$(1,051,713)	62,365	$693,581

1 Class R4 shares were liquidated on 6-15-16. Class R4 relaunched on 4-7-17.

Affiliates of the Trust owned 100% of Class R4 and Class 1 shares of all the portfolios on August 31, 2018. Such concentration of shareholders' capital could have a material effect on the portfolios if such shareholders redeem from the portfolios.

Note 6 — Purchase and sale of securities

Purchases and sales of securities, other than short-term investments, amounted to the following for the year ended August 31, 2018:

Portfolio	Purchases	Sales
Multi-Index 2060 Lifetime Portfolio	$12,592,575	$2,439,295
Multi-Index 2055 Lifetime Portfolio	25,955,999	10,560,489
Multi-Index 2050 Lifetime Portfolio	38,529,257	12,836,188
Multi-Index 2045 Lifetime Portfolio	47,101,549	16,984,405
Multi-Index 2040 Lifetime Portfolio	50,507,105	24,910,641
Multi-Index 2035 Lifetime Portfolio	59,865,378	29,980,660
Multi-Index 2030 Lifetime Portfolio	68,210,952	43,361,314
Multi-Index 2025 Lifetime Portfolio	67,208,701	48,187,255
Multi-Index 2020 Lifetime Portfolio	44,780,557	42,928,295
Multi-Index 2015 Lifetime Portfolio	12,521,454	14,079,856
Multi-Index 2010 Lifetime Portfolio	14,394,048	15,148,003

Note 7 — Investment in affiliated underlying funds

The portfolios invest in affiliated underlying funds that are managed by the Advisor and its affiliates. The portfolios do not invest in the affiliated underlying funds for the purpose of exercising management or control; however, the portfolios' investment may represent a significant portion of each underlying fund's net assets. At August 31, 2018, the portfolios did not hold 5% or more of the net assets of the underlying funds.

Information regarding each portfolio's purchases and sales of the affiliated underlying funds as well as income and capital gains earned, if any, during the period is as follows:

ANNUAL REPORT   |   JOHN HANCOCK MULTI-INDEX LIFETIME PORTFOLIOS       61

					Dividends and distributions
Portfolio	Beginning share amount	Shares purchased	Shares sold	Ending share amount	Income distributions received	Capital gain distributions received	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Ending value
Multi-Index 2060 Lifetime Portfolio
John Hancock Collateral Trust*	—	96,556	(92,888)	3,668	—	—	($13)	—	$36,700
Strategic Equity Allocation	256,234	552,634	(89,417)	719,451	$100,169	$726,530	(25,748)	($163,418)	9,683,812
					$100,169	$726,530	($25,761)	($163,418)	$9,720,512
Multi-Index 2055 Lifetime Portfolio
John Hancock Collateral Trust*	—	468,480	(451,242)	17,238	—	—	($100)	—	$172,490
Strategic Equity Allocation	2,367,705	1,041,265	(253,305)	3,155,665	$654,918	$4,750,124	(107,398)	($918,978)	42,475,253
					$654,918	$4,750,124	($107,498)	($918,978)	$42,647,743
Multi-Index 2050 Lifetime Portfolio
John Hancock Collateral Trust*	—	845,201	(795,284)	49,917	—	—	($99)	$60	$499,478
Strategic Equity Allocation	3,484,191	1,517,306	(230,438)	4,771,059	$958,261	$6,950,281	(55,094)	(1,422,029)	64,218,449
					$958,261	$6,950,281	($55,193)	($1,421,969)	$64,717,927
Multi-Index 2045 Lifetime Portfolio
John Hancock Collateral Trust*	—	2,033,898	(1,996,854)	37,044	—	—	($136)	—	$370,670
Strategic Equity Allocation	5,270,021	1,863,375	(290,951)	6,842,445	$1,407,634	$10,209,584	(7,479)	($2,014,918)	92,099,305
					$1,407,634	$10,209,584	($7,615)	($2,014,918)	$92,469,975
Multi-Index 2040 Lifetime Portfolio
John Hancock Collateral Trust*	—	2,657,181	(2,604,732)	52,449	—	—	($174)	—	$524,810
Strategic Equity Allocation	6,421,650	1,842,553	(534,463)	7,729,740	$1,682,631	$12,204,138	2,886	($2,469,185)	104,042,302
					$1,682,631	$12,204,138	$2,712	($2,469,185)	$104,567,112
Multi-Index 2035 Lifetime Portfolio
John Hancock Collateral Trust*	—	5,097,739	(4,923,725)	174,014	—	—	($783)	$113	$1,741,201
Strategic Equity Allocation	7,267,403	1,995,739	(588,671)	8,674,471	$1,886,111	$13,679,983	(6,328)	(2,668,495)	116,758,385
					$1,886,111	$13,679,983	($7,111)	($2,668,382)	$118,499,586
Multi-Index 2030 Lifetime Portfolio
John Hancock Collateral Trust*	—	5,094,422	(4,601,330)	493,092	—	—	($883)	$547	$4,933,931
Strategic Equity Allocation	7,430,309	1,916,297	(999,741)	8,346,865	$1,864,140	$13,520,630	62,815	(2,618,348)	112,348,800
					$1,864,140	$13,520,630	$61,932	($2,617,801)	$117,282,731
Multi-Index 2025 Lifetime Portfolio
John Hancock Collateral Trust*	—	7,095,493	(6,618,017)	477,476	—	—	($1,226)	$559	$4,777,673
Strategic Equity Allocation	6,164,889	1,483,135	(1,019,260)	6,628,764	$1,503,506	$10,904,944	469,248	(2,450,559)	89,223,157
					$1,503,506	$10,904,944	$468,022	($2,450,000)	$94,000,830
Multi-Index 2020 Lifetime Portfolio
John Hancock Collateral Trust*	—	5,482,227	(5,074,364)	407,863	—	—	($1,016)	$82	$4,081,122
Strategic Equity Allocation	3,591,947	793,257	(831,561)	3,553,643	$868,542	$6,299,548	379,597	(1,666,827)	47,832,041
					$868,542	$6,299,548	$378,581	($1,666,745)	$51,913,163
Multi-Index 2015 Lifetime Portfolio
John Hancock Collateral Trust*	—	938,483	(802,776)	135,707	—	—	($257)	—	$1,357,900
Strategic Equity Allocation	923,916	221,500	(272,267)	873,149	$220,516	$1,599,408	241,973	($558,832)	11,752,584
					$220,516	$1,599,408	$241,716	($558,832)	$13,110,484

ANNUAL REPORT   |   JOHN HANCOCK MULTI-INDEX LIFETIME PORTFOLIOS       62

					Dividends and distributions
Portfolio	Beginning share amount	Shares purchased	Shares sold	Ending share amount	Income distributions received	Capital gain distributions received	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Ending value
Multi-Index 2010 Lifetime Portfolio
John Hancock Collateral Trust*	—	869,186	(761,721)	107,465	—	—	($55)	—	$1,075,310
Strategic Equity Allocation	532,210	240,307	(270,650)	501,867	$123,853	$898,308	152,420	($305,436)	6,755,128
					$123,853	$898,308	$152,365	($305,436)	$7,830,438
*Refer to the Securities lending note within Note 2 for details regarding this investment.

ANNUAL REPORT   |   JOHN HANCOCK MULTI-INDEX LIFETIME PORTFOLIOS       63

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Trustees of John Hancock Funds II and Shareholders of John Hancock Multi-Index 2060 Lifetime Portfolio, John Hancock Multi-Index 2055 Lifetime Portfolio, John Hancock Multi-Index 2050 Lifetime Portfolio, John Hancock Multi-Index 2045 Lifetime Portfolio, John Hancock Multi-Index 2040 Lifetime Portfolio, John Hancock Multi-Index 2035 Lifetime Portfolio, John Hancock Multi-Index 2030 Lifetime Portfolio, John Hancock Multi-Index 2025 Lifetime Portfolio, John Hancock Multi-Index 2020 Lifetime Portfolio, John Hancock Multi-Index 2015 Lifetime Portfolio, and John Hancock Multi-Index 2010 Lifetime Portfolio

Opinions on the Financial Statements

We have audited the accompanying statements of assets and liabilities, including the portfolios' investments, of John Hancock Multi-Index 2060 Lifetime Portfolio, John Hancock Multi-Index 2055 Lifetime Portfolio, John Hancock Multi-Index 2050 Lifetime Portfolio, John Hancock Multi-Index 2045 Lifetime Portfolio, John Hancock Multi-Index 2040 Lifetime Portfolio, John Hancock Multi-Index 2035 Lifetime Portfolio, John Hancock Multi-Index 2030 Lifetime Portfolio, John Hancock Multi-Index 2025 Lifetime Portfolio, John Hancock Multi-Index 2020 Lifetime Portfolio, John Hancock Multi-Index 2015 Lifetime Portfolio, and John Hancock Multi-Index 2010 Lifetime Portfolio (eleven of the funds constituting John Hancock Funds II, hereafter collectively referred to as the "Funds") as of August 31, 2018, the related statements of operations for the year ended August 31, 2018, the statements of changes in net assets for each of the two years in the period ended August 31, 2018, including the related notes, and the financial highlights for each of the periods indicated therein (collectively referred to as the "financial statements"). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds as of August 31, 2018, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period ended August 31, 2018 and each of the financial highlights for each of the periods indicated therein in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinions

These financial statements are the responsibility of the Funds' management. Our responsibility is to express an opinion on the Funds' financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) ("PCAOB") and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of August 31, 2018 by correspondence with the custodian, transfer agents and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinions.

/s/ PricewaterhouseCoopers LLP

Boston, Massachusetts

October 24, 2018

We have served as the auditor of one or more investment companies in the John Hancock group of funds since 1988.

ANNUAL REPORT   |   JOHN HANCOCK MULTI-INDEX LIFETIME PORTFOLIOS       64

TAX INFORMATION

Unaudited

For federal income tax purposes, the following information is furnished with respect to the distributions of the portfolios, if any, paid during its taxable year ended August 31, 2018.

Each portfolio reports the maximum amount allowable of its net taxable income as eligible for the corporate dividends-received deduction.

Each portfolio reports the maximum amount allowable of its net taxable income as qualified dividend income as provided in the Jobs and Growth Tax Relief Reconciliation Act of 2003.

The portfolios below paid the following amounts in capital gain dividends.

Portfolio	Capital Gain	Portfolio	Capital Gain
Multi-Index 2060 Lifetime Portfolio	$145,007	Multi-Index 2030 Lifetime Portfolio	$8,698,049
Multi-Index 2055 Lifetime Portfolio	2,317,042	Multi-Index 2025 Lifetime Portfolio	7,447,156
Multi-Index 2050 Lifetime Portfolio	3,228,068	Multi-Index 2020 Lifetime Portfolio	4,558,047
Multi-Index 2045 Lifetime Portfolio	5,121,074	Multi-Index 2015 Lifetime Portfolio	1,325,033
Multi-Index 2040 Lifetime Portfolio	6,164,121	Multi-Index 2010 Lifetime Portfolio	663,027
Multi-Index 2035 Lifetime Portfolio	7,706,149

Eligible shareholders will be mailed a 2018 Form 1099-DIV in early 2019. This will reflect the tax character of all distributions paid in calendar year 2018.

Please consult a tax advisor regarding the tax consequences of your investment in a portfolio.

ANNUAL REPORT   |   JOHN HANCOCK MULTI-INDEX LIFETIME PORTFOLIOS       65

CONTINUATION OF INVESTMENT ADVISORY AND SUBADVISORY AGREEMENTS

EVALUATION OF ADVISORY AND SUBADVISORY AGREEMENTS BY THE BOARD OF TRUSTEES

This section describes the evaluation by the Board of Trustees (the "Board") of John Hancock Funds II (the "Trust") of the Advisory Agreement (the "Advisory Agreement") and each of the Subadvisory Agreements (the "Subadvisory Agreements") with respect to each of the portfolios of the Trust included in this report (the "Funds" or the "Funds of Funds"). The Advisory Agreement and Subadvisory Agreements are collectively referred to as the Agreements. Prior to the June 18-21, 2018 in-person meeting at which the Agreements were approved, the Board also discussed and considered information regarding the proposed continuation of the Agreements at an in-person meeting held on May 29-31, 2018.

Approval of Advisory and Subadvisory Agreements

At in-person meetings held on June 18-21, 2018, the Board, including the Trustees who are not parties to any Agreement or considered to be interested persons of the Trust under the Investment Company Act of 1940, as amended (the "1940 Act") (the "Independent Trustees"), reapproved for an annual period, the continuation of the Advisory Agreement between the Trust and John Hancock Advisers, LLC (the "Advisor") and the applicable Subadvisory Agreements between the Advisor and the investment subadvisors (each, a "Subadvisor" and collectively, the "Subadvisors") with respect to each of the Funds identified in Appendix A.

In considering the Advisory Agreement and the Subadvisory Agreements with respect to each Fund, the Board received in advance of the meetings a variety of materials relating to each Fund, the Advisor and each Subadvisor, including comparative performance, fee and expense information for peer groups of similar mutual funds prepared by an independent third-party provider of mutual fund data; performance information for the Funds' benchmark indices; and, with respect to each Subadvisor, comparative performance information for comparably managed accounts, as applicable; and other information provided by the Advisor and the Subadvisors regarding the nature, extent and quality of services provided by the Advisor and the Subadvisors under their respective Agreements, as well as information regarding the Advisor's revenues and costs of providing services to the Funds and any compensation paid to affiliates of the Advisor. At the meetings at which the renewal of the Advisory Agreement and Subadvisory Agreements are considered, particular focus is given to information concerning Fund performance, comparability of fees and total expenses, and profitability. However, the Board notes that the evaluation process with respect to the Advisor and the Subadvisors is an ongoing one. In this regard, the Board also took into account discussions with management and information provided to the Board (including its various committees) at prior meetings with respect to the services provided by the Advisor and the Subadvisors to the Funds, including quarterly performance reports prepared by management containing reviews of investment results, and prior presentations from the Subadvisors with respect to the Funds they manage. The information received and considered by the Board in connection with the May and June meetings and throughout the year was both written and oral. The Board noted the affiliation of the Subadvisors with the Advisor, noting any potential conflicts of interest. The Board also considered the nature, quality, and extent of the services, to be provided to the Funds by the Advisor's affiliates, including distribution services. The Board considered the Advisory Agreement and the Subadvisory Agreement separately in the course of its review. In doing so, the Board noted the respective roles of the Advisor and Subadvisor in providing services to the Funds. In addition, although the Board approved the renewal of the Agreements for all of the Funds at the June meeting, the Board considered each Fund separately.

Throughout the process, the Board asked questions of and requested additional information from management. The Board is assisted by counsel for the Trust and the Independent Trustees are also separately assisted by independent legal counsel throughout the process. The Independent Trustees also received a memorandum from their independent legal counsel discussing the legal standards for their consideration of the proposed continuation of the Agreements and discussed the proposed continuation of the Agreements in private sessions with their independent legal counsel at which no representatives of management were present.

Approval of Advisory Agreement

In approving the Advisory Agreement with respect to each Fund, the Board, including the Independent Trustees, considered a variety of factors, including those discussed below. The Board also considered other factors (including conditions and trends prevailing generally in the economy, the securities markets and the industry) and did not treat any single factor as determinative, and each Trustee may have attributed different weights to different factors. The Board's conclusions may be based in part on its consideration of the advisory and subadvisory arrangements in prior years and on the Board's ongoing regular review of Fund performance and operations throughout the year.

Nature, Extent and Quality of Services. Among the information received by the Board from the Advisor relating to the nature, extent and quality of services provided to the Funds, the Board reviewed information provided by the Advisor relating to its operations and personnel, descriptions of its organizational and management structure, and information regarding the Advisor's compliance and regulatory history, including its Form ADV. The Board also noted that on a regular basis it receives and reviews information from the Trust's Chief Compliance Officer ("CCO") regarding the Funds' compliance policies and procedures established pursuant to Rule 38a-1 under the 1940 Act. The Board observed that the scope of services provided by the Advisor, and of the undertakings required of the Advisor in connection with those services, including maintaining and monitoring its own and the fund's compliance programs, risk management programs, liquidity management programs and cybersecurity programs, had expanded over time as a result of regulatory, market and other developments. The Board considered that the Advisor is responsible for the management of the day-to-day operations of the Funds, including but not limited to, general supervision of and coordination of the services provided by the Subadvisors, and is also responsible for monitoring and reviewing the activities of the Subadvisors and third-party service providers. The Board also considered the significant risks assumed by the Advisor in connection with the services provided to the Funds including entrepreneurial risk in sponsoring new Funds and ongoing risks including investment, operational, enterprise, litigation, regulatory and compliance risks with respect to all Funds.

In considering the nature, extent and quality of the services provided by the Advisor, the Trustees also took into account their knowledge of the Advisor's management and the quality of the performance of the Advisor's duties, through Board meetings, discussions and reports during the preceding year and through each Trustee's experience as a Trustee of the Trust and of the other trusts in the complex.

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In the course of their deliberations regarding the Advisory Agreement, the Board considered, among other things:

(a)	the skills and competency with which the Advisor has in the past managed the Trust's affairs and its subadvisory relationships, the Advisor's oversight and monitoring of the Subadvisors' investment performance and compliance programs, such as the Subadvisors' compliance with fund policies and objectives, review of brokerage matters including with respect to trade allocation and best execution, and the Advisor's timeliness in responding to performance issues;
(b)	the background, qualifications and skills of the Advisor's personnel;
(c)	the Advisor's compliance policies and procedures and its responsiveness to regulatory changes and fund industry developments;
(d)	the Advisor's administrative capabilities, including its ability to supervise the other service providers for the Funds, as well as the Advisor's oversight of any securities lending activity, its monitoring of class action litigation and collection of class action settlements on behalf of the Fund, and bringing loss recovery actions on behalf of the Fund;
(e)	the financial condition of the Advisor and whether it has the financial wherewithal to provide a high level and quality of services to the Funds;
(f)	the Advisor's initiatives intended to improve various aspects of the Trust's operations and investor experience with the Funds; and
(g)	the Advisor's reputation and experience in serving as an investment adviser to the Trust and the benefit to shareholders of investing in funds that are part of a family of funds offering a variety of investments.

The Board concluded that the Advisor may reasonably be expected to continue to provide a high quality of services under the Advisory Agreement with respect to the Funds.

Investment Performance. In considering each Fund's performance, the Board noted that it reviews at its regularly scheduled meetings information about the Funds' performance results. In connection with the consideration of the Advisory Agreement, the Board:

(a)	reviewed information prepared by management regarding the Funds' performance;
(b)	considered the comparative performance of each Fund's respective benchmark;
(c)	considered the performance of comparable funds, if any, as included in the report prepared by an independent third-party provider of mutual fund data; and
(d)	took into account the Advisor's analysis of each Fund's performance and its plans and recommendations regarding the Trust's subadvisory arrangements generally and with respect to particular Funds.

The Board noted that while it found the data provided by the independent third-party generally useful it recognized its limitations, including in particular that the data may vary depending on the end date selected and that the results of the performance comparisons may vary depending on the selection of the peer group. The Board concluded that the performance of each of the Funds is being monitored and reasonably addressed, where appropriate.

Fees and Expenses. The Board reviewed comparative information prepared by an independent third-party provider of mutual fund data including, among other data, each Fund's contractual and net management fees (and subadvisory fees, to the extent available) and total expenses as compared to similarly situated investment companies deemed to be comparable to the Fund in light of the nature, extent and quality of the management and advisory and subadvisory services provided by the Advisor and the Subadvisor. The Board considered each Fund's ranking within a smaller group of peer funds chosen by the independent third-party provider, as well as the Fund's ranking within broader groups of funds. In comparing each Fund's contractual and net management fees to that of comparable funds, the Board noted that such fees include both advisory and administrative costs.

The Board took into account management's discussion with respect to the overall management fee and the fees of the Subadvisor, including the amount of the advisory fee retained by the Advisor after payment of the subadvisory fee, in each case in light of the services rendered for those amounts and the risks undertaken by the Advisor. The Board also noted that the Advisor pays the subadvisory fees of the Funds. The Board also took into account that management had agreed to implement an overall fee waiver across the complex, which is discussed further below. The Board also noted management's discussion of the Funds' expenses, as well as any actions taken over the past several years to reduce the Funds' operating expenses. The Board also noted that, in addition, the Advisor is currently waiving fees and/or reimbursing expenses with respect to each Fund and that each Fund has breakpoints in its contractual management fee schedule that reduces management fees as assets increase. The Board reviewed information provided by the Advisor concerning investment advisory fees charged by the Advisor or one of its advisory affiliates to other clients (including other funds in the complex) having similar investment mandates, if any. The Board considered any differences between the Advisor's and a Subadvisor's services to a Fund and the services they provide to other comparable clients or funds. The Board concluded that the advisory fee paid with respect to each of the Funds is reasonable in light of the nature, extent and quality of the services provided to the Funds under the Advisory Agreement.

In addition, the Trustees reviewed the advisory fee to be paid to the Advisor for each Fund, each of which is a fund of funds, and concluded that the advisory fee paid to the Advisor with respect to each Fund is based on services provided that are in addition to, rather than duplicative of, the services provided pursuant to the advisory agreements for the underlying funds of the Fund and that the additional services are necessary because of the differences between the investment policies, strategies and techniques of a Fund and those of its underlying funds.

Profitability/Fall out Benefits. In considering the costs of the services to be provided and the profits to be realized by the Advisor and its affiliates (including each Subadvisor) from the Advisor's relationship with the Trust, the Board:

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(a)	reviewed financial information of the Advisor;
(b)	reviewed and considered information presented by the Advisor regarding the net profitability to the Advisor and its affiliates, of each Fund;
(c)	received and reviewed profitability information with respect to the John Hancock Fund Complex as a whole and with respect to each Fund;
(d)	received information with respect to the Advisor's allocation methodologies used in preparing the profitability data and considered that the Advisor hired an independent third-party consultant to provide an analysis of the Advisor's allocation methodologies;
(e)	considered that the John Hancock insurance companies that are affiliates of the Advisor, as shareholders of the Trust directly or through their separate accounts, receive certain tax credits or deductions relating to foreign taxes paid and dividends received by certain Funds of the Trust and noted that these tax benefits, which are not available to participants in qualified retirement plans under applicable income tax law, are reflected in the profitability analysis reviewed by the Board;
(f)	considered that the Advisor also provides administrative services to the Funds on a cost basis pursuant to an administrative services agreement;
(g)	noted that affiliates of the Advisor provide transfer agency services and distribution services to the Funds, and that the Trust's distributor also receives Rule 12b-1 payments to support distribution of the products
(h)	noted that the Funds' Subadvisors are affiliates of the Advisor;;
(i)	noted that the Advisor also derives reputational and other indirect benefits from providing advisory services to the Funds;
(j)	noted that the subadvisory fees for the Funds are paid by the Advisor;
(k)	with respect to each Fund, the Board noted that the advisory fee is in addition to the fees received by the Advisor and its affiliates with regard to the underlying funds in which the Funds may invest; and
(l)	considered the Advisor's ongoing costs and expenditures necessary to improve services, meet new regulatory and compliance requirements, and adapt to other challenges impacting the fund industry; and
(m)	considered that the Advisor should be entitled to earn a reasonable level of profits in exchange for the level of services it provides to each Fund and the risks that it assumes as Advisor, including entrepreneurial, operational, reputational, litigation and regulatory risk.

Based upon its review, the Board concluded that the level of profitability, if any, of the Advisor and its affiliates (the Subadvisors), from their relationship with each Fund was reasonable and not excessive.

Economies of Scale. In considering the extent to which a Fund may realize any economies of scale and whether fee levels reflect these economies of scale for the benefit of Fund shareholders, the Board:

(a)	considered that with respect to the John Hancock underlying funds in which the Funds invest, the Advisor has agreed to waive a portion of its management fee for such funds and for each of the other John Hancock funds in the complex (except as discussed below) (the Participating Portfolios) or otherwise reimburse the expenses of the Participating Portfolios (the Reimbursement). This waiver is based upon the aggregate net assets of all the Participating Portfolios. The funds that are not Participating Portfolios as of the date of this annual report are each of the funds of funds of the Trust and John Hancock Variable Insurance Trust and John Hancock Collateral Trust. The Funds of Funds also benefit from such overall management fee waiver through their investment in underlying funds that include certain of the Participating Portfolios, which are subject to the Reimbursement);
(b)	reviewed the Trust's advisory fee structure and concluded that (i) the Funds' fee structures contain breakpoints at the advisory fee level and (ii) although economies of scale cannot be measured with precision, these arrangements permit shareholders of the Funds to benefit from economies of scale if those Funds grow. The Board also took into account management's discussion of the Funds' advisory fee structure; and
(c)	considered the effect of the Funds' growth in size on their performance and fees. The Board also noted that if the Funds' assets increase over time, the Funds may realize other economies of scale.

Approval of Subadvisory Agreements

In making its determination with respect to approval of the Subadvisory Agreements, the Board reviewed:

(1)	information relating to each Subadvisor's business, including current subadvisory services to the Trust (and other funds in the John Hancock Fund Complex);
(2)	the historical and current performance of each Fund and comparative performance information relating to an applicable benchmark index and comparable funds; and
(3)	the subadvisory fee for each Fund, and, to the extent available, comparative fee information, where available, prepared by an independent third party provider of fund data.

Nature, Extent and Quality of Services. With respect to the services provided by each of the Subadvisors with respect to each Fund, the Board received information provided to the Board by each Subadvisor, including each Subadvisor's Form ADV, as well as took into account information presented throughout the past year. The Board considered each Subadvisor's current level of staffing and its overall resources, as well as received information relating to a Subadvisor's compensation program.

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The Board reviewed each Subadvisor's history and investment experience, as well as information regarding the qualifications, background and responsibilities of each Subadvisor's investment and compliance personnel who provide services to the Funds. The Board also considered, among other things, each Subadvisor's compliance program and any disciplinary history. The Board also considered each Subadvisor's risk assessment and monitoring process. The Board reviewed each Subadvisor's regulatory history, including whether it was involved in any regulatory actions or investigations as well as material litigation, and any settlements and amelioratory actions undertaken, as appropriate. The Board noted that the Advisor conducts regular, periodic reviews of each Subadvisor and its operations, including regarding investment processes and organizational and staffing matters. The Board also noted that the CCO and his staff conduct regular, periodic compliance reviews with each of the Subadvisors and present reports to the Independent Trustees regarding the same, which includes evaluating the regulatory compliance systems of the Subadvisors and procedures reasonably designed by them to assure compliance with the federal securities laws. The Board also took into account the financial condition of each Subadvisor.

The Board considered each Subadvisor's investment process and philosophy. The Board took into account that each Subadvisor's responsibilities include the development and maintenance of an investment program for the applicable Fund that is consistent with the Fund's investment objective, the selection of investment securities and the placement of orders for the purchase and sale of such securities, as well as the implementation of compliance controls related to performance of these services. The Board also received information with respect to each Subadvisor's brokerage policies and practices, including with respect to best execution and soft dollars.

Subadvisor Compensation. In considering the cost of services to be provided by each Subadvisor and the profitability to that Subadvisor of its relationship with the Funds, the Board noted that the fees under the Subadvisory Agreements are paid by the Advisor and not the Funds. The Board also received information and took into account any other potential conflicts of interest the Advisor might have in connection with the Subadvisory Agreements.

In addition, the Board considered other potential indirect benefits that the Subadvisors and their affiliates may receive from the Subadvisors' relationship with the Funds, such as the opportunity to provide advisory services to additional funds in the John Hancock fund complex and reputational benefits.

Subadvisory Fees. The Board considered that each Fund pays an advisory fee to the Advisor and that, in turn, the Advisor pays a subadvisory fee to each Subadvisor. As noted above, the Board also considered, if available, each Fund's subadvisory fees as compared to similarly situated investment companies deemed to be comparable to the Fund as included in the report prepared by the independent third party provider of fund data, to the extent applicable. The Board noted that the limited size of the Lipper peer group was not sufficient for comparative purposes. The Board also took into account the subadvisory fees paid by the Advisor to the Subadvisor with respect to the Funds to fees charged by each Fund's Subadvisor to manage other subadvised portfolios and portfolios not subject to regulation under the 1940 Act, as applicable.

Subadvisor Performance. As noted above, the Board considered each Fund's performance as compared to the Fund's respective peer group and the benchmark index and noted that the Board reviews information about the Fund's performance results at its regularly scheduled meetings. The Board noted the Advisor's expertise and resources in monitoring the performance, investment style, and risk-adjusted performance of each Subadvisor. The Board was mindful of the Advisor's focus on each Subadvisor's performance. The Board also noted each Subadvisor's long-term performance record for similar accounts, as applicable.

The Board's decision to approve the Subadvisory Agreements with respect to each Fund was based on a number of determinations, including the following:

(1)	the Subadvisor has extensive experience and demonstrated skills as a manager;
(2)	the performance of each Fund managed by a Subadvisor is being monitored and reasonably addressed, where appropriate;
(3)	the subadvisory fees are reasonable in relation to the level and quality of services being provided under the Subadvisory Agreement; and
(4)	the subadvisory fees are paid by the Advisor and not the Funds.

In addition, in the case of each Fund, the Trustees reviewed the subadvisory fee to be paid to each Subadvisor for the Fund and concluded that the subadvisory fee to be paid to the Subadvisor with respect to each Fund is based on services provided that are in addition to, rather than duplicative of, the services provided pursuant to the subadvisory agreements for the underlying funds of the Fund and that the additional services are necessary because of the differences between the investment policies, strategies and techniques of the Fund and those of its underlying funds.

Additional information relating to each Fund's fees and expenses and performance that the Board considered in approving the Advisory Agreement and Subadvisory Agreements for a particular Fund is set forth in Appendix A.

* * *

Based on the Board's evaluation of all factors that the Board deemed to be material, including those factors described above, the Board, including the Independent Trustees, concluded that renewal of the Advisory Agreement and each of the Subadvisory Agreements with respect to each Fund would be in the best interest of each of the respective Funds and its shareholders. Accordingly, the Board, and the Independent Trustees voting separately, approved the Advisory Agreement and Subadvisory Agreements with respect to each Fund for an additional one-year period.

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APPENDIX A

Portfolio (subadvisors)	Performance of fund, as of 12.31.2017	Fees and expenses	Comments
Multi-Index 2010 Lifetime Portfolio (Manulife Asset Management (US)) (Manulife Asset Management (North America))

Benchmark Index - The fund underperformed for the one- and three-year periods.

Lipper Category - The fund underperformed the average for the one-year period and outperformed the average for the three-year period.

Subadviser fee comparative data not provided due to limited size of Lipper peer group for this purpose.

Net management fees for this fund are equal to the peer group median.

Total expenses for this fund are lower than the peer group median.

The Board took into account management's discussion of the fund's performance, including the favorable performance relative the peer group for the three-year period. The Board concluded that the fund's performance is being monitored and reasonably addressed, where appropriate.

Multi-Index 2015 Lifetime Portfolio (Manulife Asset Management (US)) (Manulife Asset Management (North America))

Benchmark Index - The fund underperformed for the one- and three-year periods.

Lipper Category - The fund underperformed the average for the one-year period and outperformed the average for the three-year period.

Subadviser fee comparative data not provided due to limited size of Lipper peer group for this purpose.

Net management fees for this fund are equal to the peer group median.

Total expenses for this fund are lower than the peer group median.

The Board took into account management's discussion of the fund's performance, including the favorable performance relative the peer group for the three-year period. The Board concluded that the fund's performance is being monitored and reasonably addressed, where appropriate.
Multi-Index 2020 Lifetime Portfolio (Manulife Asset Management (US)) (Manulife Asset Management (North America))	Benchmark Index - The fund underperformed for the one- and three-year periods. Lipper Category - The fund outperformed the average for the one- and three-year periods.

Subadviser fee comparative data not provided due to limited size of Lipper peer group for this purpose.

Net management fees for this fund are higher than the peer group median.

Total expenses for this fund are lower than the peer group median.

The Board took into account management's discussion of the fund's performance, including the favorable performance relative the peer group for the one- and three-year periods.

The Board took into account management's discussion of the fund's expenses.

Multi-Index 2025 Lifetime Portfolio (Manulife Asset Management (US)) (Manulife Asset Management (North America))	Benchmark Index - The fund underperformed for the one- and three-year periods. Lipper Category - The fund outperformed the average for the one- and three-year periods.

Subadviser fee comparative data not provided due to limited size of Lipper peer group for this purpose.

Net management fees for this fund are equal to the peer group median.

Total expenses for this fund are lower than the peer group median.

The Board took into account management's discussion of the fund's performance, including the favorable performance relative the peer group for the one- and three-year periods.
Multi-Index 2030 Lifetime Portfolio (Manulife Asset Management (US)) (Manulife Asset Management (North America))	Benchmark Index - The fund underperformed for the one- and three-year periods. Lipper Category - The fund outperformed the average for the one- and three-year periods.

Subadviser fee comparative data not provided due to limited size of Lipper peer group for this purpose.

Net management fees for this fund are equal to the peer group median.

Total expenses for this fund are lower than the peer group median.

The Board took into account management's discussion of the fund's performance, including the favorable performance relative the peer group for the one- and three-year periods.
Multi-Index 2035 Lifetime Portfolio (Manulife Asset Management (US)) (Manulife Asset Management (North America))	Benchmark Index - The fund underperformed for the one- and three-year periods. Lipper Category - The fund outperformed the average for the one- and three-year periods.

Subadviser fee comparative data not provided due to limited size of Lipper peer group for this purpose.

Net management fees for this fund are equal to the peer group median.

Total expenses for this fund are lower than the peer group median.

The Board took into account management's discussion of the fund's performance, including the favorable performance relative the peer group for the one- and three-year periods.
Multi-Index 2040 Lifetime Portfolio (Manulife Asset Management (US)) (Manulife Asset Management (North America))	Benchmark Index - The fund underperformed for the one- and three-year periods. Lipper Category - The fund outperformed the average for the one- and three-year periods.

Subadviser fee comparative data not provided due to limited size of Lipper peer group for this purpose.

Net management fees for this fund are equal to the peer group median.

Total expenses for this fund are lower than the peer group median.

The Board took into account management's discussion of the fund's performance, including the favorable performance relative the peer group for the one- and three-year periods.

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Portfolio (subadvisors)	Performance of fund, as of 12.31.2017	Fees and expenses	Comments
Multi-Index 2045 Lifetime Portfolio (Manulife Asset Management (US)) (Manulife Asset Management (North America))

Benchmark Index - The fund underperformed for the one- and three-year periods.

Lipper Category - The fund underperformed the average for the one-year period and outperformed the average for the three-year period.

Subadviser fee comparative data not provided due to limited size of Lipper peer group for this purpose.

Net management fees for this fund are equal to the peer group median.

Total expenses for this fund are lower than the peer group median.

The Board took into account management's discussion of the fund's performance, including the favorable performance relative the peer group for the three-year period. The Board concluded that the fund's performance is being monitored and reasonably addressed, where appropriate.
Multi-Index 2050 Lifetime Portfolio (Manulife Asset Management (US)) (Manulife Asset Management (North America))

Benchmark Index - The fund underperformed for the one- and three-year periods.

Lipper Category - The fund underperformed the average for the one-year period and outperformed the average for the three-year period.

Subadviser fee comparative data not provided due to limited size of Lipper peer group for this purpose.

Net management fees for this fund are equal to the peer group median.

Total expenses for this fund are lower than the peer group median.

The Board took into account management's discussion of the fund's performance, including the favorable performance relative the peer group for the three-year period. The Board concluded that the fund's performance is being monitored and reasonably addressed, where appropriate.
Multi-Index 2055 Lifetime Portfolio (Manulife Asset Management (US)) (Manulife Asset Management (North America))

Benchmark Index - The fund underperformed for the one- and three-year periods.

Lipper Category - The fund underperformed the average for the one-year period and outperformed the average for the three-year period.

Subadviser fee comparative data not provided due to limited size of Lipper peer group for this purpose.

Net management fees for this fund are equal to the peer group median.

Total expenses for this fund are lower than the peer group median.

The Board took into account management's discussion of the fund's performance, including the favorable performance relative the peer group for the three-year period. The Board concluded that the fund's performance is being monitored and reasonably addressed, where appropriate.
Multi-Index 2060 Lifetime Portfolio (Manulife Asset Management (US)) (Manulife Asset Management (North America))	Benchmark Index - The fund underperformed for the one-year period. Lipper Category - The fund underperformed for the one-year period.

Subadviser fee comparative data not provided due to limited size of Lipper peer group for this purpose.

Net management fees for this fund are equal to the peer group median.

Total expenses for this fund are lower than the peer group median.

The Board took into account management's discussion of the fund's performance, including the favorable performance relative to the peer group since its inception on March 31, 2016.

The Board also noted the relatively short performance history of the fund.

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Trustees and Officers

This chart provides information about the Trustees and Officers who oversee your John Hancock fund. Officers elected by the Trustees manage the day-to-day operations of the portfolios and execute policies formulated by the Trustees.

Independent Trustees

Name, year of birth Position(s) held with Trust Principal occupation(s) and other directorships during past 5 years	Trustee of the Trust since[1]	Number of John Hancock funds overseen by Trustee

Hassell H. McClellan, Born: 1945	2005	216
Trustee and Chairperson of the Board
Director/Trustee, Virtus Funds (since 2008); Director, The Barnes Group (since 2010); Associate Professor, The Wallace E. Carroll School of Management, Boston College (retired 2013). Trustee (since 2014) and Chairperson of the Board (since 2017), John Hancock Collateral Trust; Trustee (since 2015) and Chairperson of the Board (since 2017), John Hancock Exchange-Traded Fund Trust; Trustee (since 2012) and Chairperson of the Board (since 2017), John Hancock retail funds[3]; Trustee (2005-2006 and since 2012) and Chairperson of the Board (since 2017), John Hancock Funds III; Trustee (since 2005) and Chairperson of the Board (since 2017), John Hancock Variable Insurance Trust and John Hancock Funds II.

Charles L. Bardelis,[2] Born: 1941	2005	216
Trustee
Director, Island Commuter Corp. (marine transport). Trustee, John Hancock Collateral Trust (since 2014), Trustee, John Hancock Exchange-Traded Fund Trust (since 2015); Trustee, John Hancock retail funds[3] (since 2012); Trustee, John Hancock Funds III (2005-2006 and since 2012); Trustee, John Hancock Variable Insurance Trust (since 1988); Trustee, John Hancock Funds II (since 2005).

James R. Boyle, Born: 1959	2015	216
Trustee
Chief Executive Officer, Foresters Financial (since 2018); Chairman and Chief Executive Officer, Zillion Group, Inc. (formerly HealthFleet, Inc.) (healthcare) (2014-2018); Executive Vice President and Chief Executive Officer, U.S. Life Insurance Division of Genworth Financial, Inc. (insurance) (January 2014-July 2014); Senior Executive Vice President, Manulife Financial Corporation, President and Chief Executive Officer, John Hancock (1999-2012); Chairman and Director, John Hancock Advisers, LLC, John Hancock Funds, LLC, and John Hancock Investment Management Services, LLC (2005-2010). Trustee, John Hancock Collateral Trust and John Hancock Exchange-Traded Fund Trust (since 2015); Trustee, John Hancock retail funds[3] (2005-2010; 2012-2014 and since 2015); Trustee, John Hancock Variable Insurance Trust and John Hancock Funds II (2005-2014 and since 2015).

Peter S. Burgess,[2] Born: 1942	2005	216
Trustee
Consultant (financial, accounting, and auditing matters) (since 1999); Certified Public Accountant; Partner, Arthur Andersen (independent public accounting firm) (prior to 1999); Director, Lincoln Educational Services Corporation (since 2004); Director, Symetra Financial Corporation (2010-2016)); Director, PMA Capital Corporation (2004-2010). Trustee, John Hancock Collateral Trust (since 2014); Trustee, John Hancock Exchange-Traded Fund Trust (since 2015); Trustee, John Hancock retail funds[3] (since 2012); Trustee, John Hancock Funds III (2005-2006 and since 2012); Trustee, John Hancock Variable Insurance Trust and John Hancock Funds II (since 2005).

William H. Cunningham, Born: 1944	2012	216
Trustee
Professor, University of Texas, Austin, Texas (since 1971); former Chancellor, University of Texas System and former President of the University of Texas, Austin, Texas; Chairman (since 2009) and Director (since 2006), Lincoln National Corporation (insurance); Director, Southwest Airlines (since 2000); former Director, LIN Television (2009-2014). Trustee, John Hancock retail funds[3] (since 1986); Trustee, John Hancock Variable Insurance Trust (since 2012); Trustee, John Hancock Funds II (2005-2006 and since 2012); Trustee, John Hancock Collateral Trust (since 2014); Trustee, John Hancock Exchange-Traded Fund Trust (since 2015).

Grace K. Fey, Born: 1946	2008	216
Trustee
Chief Executive Officer, Grace Fey Advisors (since 2007); Director and Executive Vice President, Frontier Capital Management Company (1988-2007); Director, Fiduciary Trust (since 2009). Trustee, John Hancock Collateral Trust (since2014); Trustee, John Hancock Exchange-Traded Fund Trust (since 2015); Trustee, John Hancock retail funds[3] (since 2012); Trustee, John Hancock Variable Insurance Trust and John Hancock Funds II (since 2008).

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Independent Trustees (continued)

Name, year of birth Position(s) held with Trust Principal occupation(s) and other directorships during past 5 years	Trustee of the Trust since[1]	Number of John Hancock funds overseen by Trustee

Theron S. Hoffman,[2] Born: 1947	2008	216
Trustee
Chief Executive Officer, T. Hoffman Associates, LLC (consulting firm) (since 2003); Director, The Todd Organization (consulting firm) (2003-2010); President, Westport Resources Management (investment management consulting firm) (2006-2008); Board Member, Senior Managing Director, Partner, and Operating Head, Putnam Investments (2000-2003); Executive Vice President, The Thomson Corp. (financial and legal information publishing) (1997-2000). Trustee, John Hancock Collateral Trust (since 2014); Trustee, John Hancock Exchange-Traded Fund Trust (since 2015); Trustee, John Hancock retail funds[3] (since 2012); Trustee, John Hancock Variable Insurance Trust and John Hancock Funds II (since 2008).

Deborah C. Jackson, Born: 1952	2012	216
Trustee
President, Cambridge College, Cambridge, Massachusetts (since 2011); Board of Directors, National Association of Corporate Directors/New England (since 2015); Board of Directors, Association of Independent Colleges and Universities of Massachusetts (since 2014); Chief Executive Officer, American Red Cross of Massachusetts Bay (2002-2011); Board of Directors of Eastern Bank Corporation (since 2001); Board of Directors of Eastern Bank Charitable Foundation (since 2001); Board of Directors of American Student Assistance Corporation (1996-2009); Board of Directors of Boston Stock Exchange (2002-2008); Board of Directors of Harvard Pilgrim Healthcare (health benefits company) (2007-2011). Trustee, John Hancock retail funds[3] (since 2008); Trustee, John Hancock Variable Insurance Trust and John Hancock Funds II (since 2012); Trustee, John Hancock Collateral Trust (since 2014); and Trustee, John Hancock Exchange-Traded Fund Trust (since 2015).

James M. Oates, Born: 1946	2005	216
Trustee
Managing Director, Wydown Group (financial consulting firm) (since 1994); Chairman and Director, Emerson Investment Management, Inc. (2000-2015); Independent Chairman, Hudson Castle Group, Inc. (formerly IBEX Capital Markets, Inc.) (financial services company) (1997-2011); Director, Stifel Financial (since 1996); Director, Investor Financial Services Corporation (1995-2007); Director, Connecticut River Bancorp (1998-2014); Director/Trustee, Virtus Funds (since 1988). Trustee (since 2014) and Chairperson of the Board (2014-2016), John Hancock Collateral Trust; Trustee (since 2015) and Chairperson of the Board (2015-2016), John Hancock Exchange-Traded Fund Trust; Trustee (since 2012) and Chairperson of the Board (2012-2016), John Hancock retail funds[3]; Trustee (2005-2006 and since 2012) and Chairperson of the Board (2012-2016), John Hancock Funds III; Trustee (since 2004) and Chairperson of the Board (2005-2016), John Hancock Variable Insurance Trust; Trustee (since 2005) and Chairperson of the Board, John Hancock Funds II (2005-2016).

Steven R. Pruchansky, Born: 1944	2012	216
Trustee and Vice Chairperson of the Board
Managing Director, Pru Realty (since 2017); Chairman and Chief Executive Officer, Greenscapes of Southwest Florida, Inc. (since 2000); Director and President, Greenscapes of Southwest Florida, Inc. (until 2000); Member, Board of Advisors, First American Bank (until 2010); Managing Director, Jon James, LLC (real estate) (since 2000); Partner, Right Funding, LLC (2014-2017); Director, First Signature Bank & Trust Company (until 1991); Director, Mast Realty Trust (until 1994); President, Maxwell Building Corp. (until 1991). Trustee (since 1992) and Chairperson of the Board (2011-2012), John Hancock retail funds[3]; Trustee and Vice Chairperson of the Board, John Hancock retail funds[3] John Hancock Variable Insurance Trust, and John Hancock Funds II (since 2012); Trustee and Vice Chairperson of the Board, John Hancock Collateral Trust (since 2014); Trustee and Vice Chairperson of the Board, John Hancock Exchange-Traded Fund Trust (since 2015).

Gregory A. Russo, Born: 1949	2012	216
Trustee
Director and Audit Committee Chairman (since 2012), and Member, Audit Committee and Finance Committee (since 2011), NCH Healthcare System, Inc. (holding company for multi-entity healthcare system); Director and Member (since 2012) and Finance Committee Chairman (since 2014), The Moorings, Inc. (nonprofit continuing care community); Vice Chairman, Risk & Regulatory Matters, KPMG LLP (KPMG) (2002-2006); Vice Chairman, Industrial Markets, KPMG (1998-2002); Chairman and Treasurer, Westchester County, New York, Chamber of Commerce (1986-1992); Director, Treasurer, and Chairman of Audit and Finance Committees, Putnam Hospital Center (1989-1995); Director and Chairman of Fundraising Campaign, United Way of Westchester and Putnam Counties, New York (1990-1995). Trustee, John Hancock retail funds[3] (since 2008); Trustee, John Hancock Variable Insurance Trust and John Hancock Funds II (since 2012); Trustee, John Hancock Collateral Trust (since 2014); Trustee, John Hancock Exchange-Traded Fund Trust (since 2015).

ANNUAL REPORT   |   JOHN HANCOCK MULTI-INDEX LIFETIME PORTFOLIOS       73

Non-Independent Trustees4

Name, year of birth Position(s) held with Trust Principal occupation(s) and other directorships during past 5 years	Trustee of the Trust since[1]	Number of John Hancock funds overseen by Trustee

Andrew G. Arnott, Born: 1971	2017	216
President and Non-Independent Trustee
Executive Vice President, John Hancock Financial Services (since 2009, including prior positions); Director and Executive Vice President, John Hancock Advisers, LLC (since 2005, including prior positions); Director and Executive Vice President, John Hancock Investment Management Services, LLC (since 2006, including prior positions); President, John Hancock Funds, LLC (since 2004, including prior positions); President, John Hancock retail funds,[3] John Hancock Variable Insurance Trust, and John Hancock Funds II (since 2007, including prior positions); President, John Hancock Collateral Trust and John Hancock Exchange-Traded Fund Trust (since 2014). Trustee, John Hancock retail funds, John Hancock Variable Insurance Trust, John Hancock Funds II, John Hancock Collateral Trust, and John Hancock Exchange-Traded Fund Trust (since 2017).

Marianne Harrison, Born: 1963	2018	216
Non-Independent Trustee
President and CEO, John Hancock (since 2017); President and CEO, Manulife Canadian Division (2013-2017); Member, Board of Directors, American Council of Life Insurers (ACLI) (since 2018); Member, Board of Directors, Communitech, an industry-led innovation center that fosters technology companies in Canada (since 2017); Member, Board of Directors, Manulife Assurance Canada (since 2015); Board Member, St. Mary's General Hospital Foundation (since 2014); Member, Board of Directors, Manulife Bank of Canada (since 2013); Member, Standing Committee of the Canadian Life & Health Assurance Association (since 2013); Member, Board of Directors, John Hancock USA, John Hancock Life & Health, John Hancock New York (2012-2013). Trustee, John Hancock Collateral Trust, John Hancock Exchange-Traded Fund Trust, John Hancock retail funds[3], John Hancock Variable Insurance Trust, and John Hancock Funds II (since 2018).

Warren A. Thomson, Born: 1955	2012	216
Non-Independent Trustee
Senior Executive Vice President and Chief Investment Officer, Manulife Financial Corporation and The Manufacturers Life Insurance Company (since 2009); Chairman, Manulife Asset Management (since 2001, including prior positions); Director and Chairman, Manulife Asset Management Limited (since 2006); Director and Chairman, Hancock Natural Resources Group, Inc. (since 2013). Trustee, John Hancock retail funds,[3] John Hancock Variable Insurance Trust, and John Hancock Funds II (since 2012); Trustee, John Hancock Collateral Trust (since 2014); and Trustee, John Hancock Exchange-Traded Fund Trust (since 2015).

ANNUAL REPORT   |   JOHN HANCOCK MULTI-INDEX LIFETIME PORTFOLIOS       74

Principal officers who are not Trustees

Name, year of birth Position(s) held with Trust Principal occupation(s) during past 5 years	Officer of the Trust since

John J. Danello, Born: 1955	2014
Senior Vice President, Secretary, and Chief Legal Officer
Vice President and Chief Counsel, John Hancock Wealth Management (since 2005); Senior Vice President (since 2007) and Chief Legal Counsel (2007-2010), John Hancock Funds, LLC and The Berkeley Financial Group, LLC; Senior Vice President (since 2006, including prior positions) and Chief Legal Officer and Secretary (since 2014), John Hancock retail funds,[3] John Hancock Funds II and John Hancock Variable Insurance Trust; Senior Vice President, Chief Legal Officer and Secretary, John Hancock Collateral Trust and John Hancock Exchange-Traded Fund Trust (since 2014); Vice President, John Hancock Life & Health Insurance Company (since 2009); Vice President, John Hancock Life Insurance Company (USA) and John Hancock Life Insurance Company of New York (since 2010); and Senior Vice President, Secretary, and Chief Legal Counsel (2007-2014, including prior positions) of John Hancock Advisers, LLC and John Hancock Investment Management Services, LLC.

Francis V. Knox, Jr., Born: 1947	2005
Chief Compliance Officer
Vice President, John Hancock Financial Services (since 2005); Chief Compliance Officer, John Hancock retail funds,[3] John Hancock Variable Insurance Trust, John Hancock Funds II, John Hancock Advisers, LLC, and John Hancock Investment Management Services, LLC (since 2005); Chief Compliance Officer, John Hancock Collateral Trust and John Hancock Exchange-Traded Fund Trust (since 2014).

Charles A. Rizzo, Born: 1957	2007
Chief Financial Officer
Vice President, John Hancock Financial Services (since 2008); Senior Vice President, John Hancock Advisers, LLC and John Hancock Investment Management Services, LLC (since 2008); Chief Financial Officer, John Hancock retail funds,[3] John Hancock Variable Insurance Trust and John Hancock Funds II (since 2007); Chief Financial Officer, John Hancock Collateral Trust and John Hancock Exchange-Traded Fund Trust (since 2014).

Salvatore Schiavone, Born: 1965	2009
Treasurer
Assistant Vice President, John Hancock Financial Services (since 2007); Vice President, John Hancock Advisers, LLC and John Hancock Investment Management Services, LLC (since 2007); Treasurer, John Hancock retail funds[3] (since 2007, including prior positions); Treasurer, John Hancock Variable Insurance Trust and John Hancock Funds II (2007-2009 and since 2010, including prior positions); Treasurer, John Hancock Collateral Trust and John Hancock Exchange-Traded Fund Trust (since 2014).

The business address for all Trustees and Officers is 601 Congress Street, Boston, Massachusetts 02210-2805.

The Statement of Additional Information of the fund includes additional information about members of the Board of Trustees of the Trust and is available without charge, upon request, by calling 800-225-5291.

1	Each Trustee holds office until his or her successor is elected and qualified, or until the Trustee's death, retirement, resignation, or removal.
2	Member of the Audit Committee.
3	"John Hancock retail funds" comprises John Hancock Funds III and 36 other John Hancock funds consisting of 26 series of other John Hancock trusts and 10 closed-end funds.
4	The Trustee is a Non-Independent Trustee due to current or former positions with the Advisor and certain affiliates.
ANNUAL REPORT   |   JOHN HANCOCK MULTI-INDEX LIFETIME PORTFOLIOS       75

More information

Trustees

Hassell H. McClellan, Chairperson
Steven R. Pruchansky, Vice Chairperson
Andrew G. Arnott†
Charles L. Bardelis*
James R. Boyle
Peter S. Burgess*
William H. Cunningham
Grace K. Fey
Marianne Harrison†#
Theron S. Hoffman*
Deborah C. Jackson
James M. Oates
Gregory A. Russo
Warren A. Thomson†

Officers

Andrew G. Arnott
President

John J. Danello
Senior Vice President, Secretary,
and Chief Legal Officer

Francis V. Knox, Jr.
Chief Compliance Officer

Charles A. Rizzo
Chief Financial Officer

Salvatore Schiavone
Treasurer

Investment advisor

John Hancock Advisers, LLC

Subadvisors

John Hancock Asset Management a division of Manulife Asset Management (US) LLC
John Hancock Asset Management a division of Manulife Asset Management (North America) Limited

Principal distributor

John Hancock Funds, LLC

Custodian

State Street Bank and Trust Company

Transfer agent

John Hancock Signature Services, Inc.

Legal counsel

K&L Gates LLP

Independent registered public accounting firm

PricewaterhouseCoopers LLP

*Member of the Audit Committee
†Non-Independent Trustee
#Effective 6-19-18

The portfolios' proxy voting policies and procedures, as well as the portfolio proxy voting record for the most recent twelve-month period ended June 30, are available free of charge on the Securities and Exchange Commission (SEC) website at sec.gov or on our website.

The portfolios' complete list of portfolio holdings, for the first and third fiscal quarters, is filed with the SEC on Form N-Q. The portfolios' Form N-Q is available on our website and the SEC's website, sec.gov, and can be reviewed and copied (for a fee) at the SEC's Public Reference Room in Washington, DC. Call 800-SEC-0330 to receive information on the operation of the SEC's Public Reference Room.

We make this information on your portfolio, as well as monthly portfolio holdings, and other portfolio details available on our website at jhinvestments.com or by calling 800-225-5291.

You can also contact us:
800-225-5291 jhinvestments.com	Regular mail: John Hancock Signature Services, Inc. P.O. Box 55913 Boston, MA 02205-5913	Express mail: John Hancock Signature Services, Inc. Suite 55913 30 Dan Road Canton, MA 02021

ANNUAL REPORT   |   JOHN HANCOCK MULTI-INDEX LIFETIME PORTFOLIOS       76

John Hancock family of funds

DOMESTIC EQUITY FUNDS

Blue Chip Growth

Classic Value

Disciplined Value

Disciplined Value Mid Cap

Equity Income

Financial Industries

Fundamental All Cap Core

Fundamental Large Cap Core

Fundamental Large Cap Value

Natural Resources

New Opportunities

Regional Bank

Small Cap Core

Small Cap Growth

Small Cap Value

Strategic Growth

U.S. Global Leaders Growth

U.S. Growth

Value Equity

GLOBAL AND INTERNATIONAL EQUITY FUNDS

Disciplined Value International

Emerging Markets

Emerging Markets Equity

Fundamental Global Franchise

Global Equity

Global Shareholder Yield

Greater China Opportunities

International Growth

International Small Company

International Value Equity

INCOME FUNDS

Bond

California Tax-Free Income

Emerging Markets Debt

Floating Rate Income

Government Income

High Yield

High Yield Municipal Bond

Income

Investment Grade Bond

Money Market

Short Duration Credit Opportunities

Spectrum Income

Strategic Income Opportunities

Tax-Free Bond

ALTERNATIVE AND SPECIALTY FUNDS

Absolute Return Currency

Alternative Asset Allocation

Enduring Assets

Global Absolute Return Strategies

Global Conservative Absolute Return

Global Focused Strategies

Redwood

Seaport Long/Short

Technical Opportunities

A fund's investment objectives, risks, charges, and expenses should be considered carefully before investing. The prospectus contains this and other important information about the fund. To obtain a prospectus, contact your financial professional, call John Hancock Investments at 800-225-5291, or visit our website at jhinvestments.com. Please read the prospectus carefully before investing or sending money.

ASSET ALLOCATION

Balanced

Income Allocation

Multi-Index Lifetime Portfolios

Multi-Index Preservation Portfolios

Multimanager Lifestyle Portfolios

Multimanager Lifetime Portfolios

Retirement Income 2040

EXCHANGE-TRADED FUNDS

John Hancock Multifactor Consumer Discretionary ETF

John Hancock Multifactor Consumer Staples ETF

John Hancock Multifactor Developed International ETF

John Hancock Multifactor Energy ETF

John Hancock Multifactor Financials ETF

John Hancock Multifactor Healthcare ETF

John Hancock Multifactor Industrials ETF

John Hancock Multifactor Large Cap ETF

John Hancock Multifactor Materials ETF

John Hancock Multifactor Mid Cap ETF

John Hancock Multifactor Small Cap ETF

John Hancock Multifactor Technology ETF

John Hancock Multifactor Utilities ETF

ENVIRONMENTAL, SOCIAL, AND GOVERNANCE FUNDS

ESG All Cap Core

ESG Core Bond

ESG International Equity

ESG Large Cap Core

CLOSED-END FUNDS

Financial Opportunities

Hedged Equity & Income

Income Securities Trust

Investors Trust

Preferred Income

Preferred Income II

Preferred Income III

Premium Dividend

Tax-Advantaged Dividend Income

Tax-Advantaged Global Shareholder Yield

John Hancock Multifactor ETF shares are bought and sold at market price (not NAV), and are not individually redeemed from the fund. Brokerage commissions will reduce returns.

John Hancock ETFs are distributed by Foreside Fund Services, LLC, and are subadvised by Dimensional Fund Advisors LP. Foreside is not affiliated with John Hancock Funds, LLC or Dimensional Fund Advisors LP.

Dimensional Fund Advisors LP receives compensation from John Hancock in connection with licensing rights to the John Hancock Dimensional indexes. Dimensional Fund Advisors LP does not sponsor, endorse, or sell, and makes no representation as to the advisability of investing in, John Hancock Multifactor ETFs.

John Hancock Investments

A trusted brand

John Hancock Investments is a premier asset manager representing one of
America's most trusted brands, with a heritage of financial stewardship dating back to 1862. Helping our shareholders pursue their financial goals is at the core of everything we do. It's why we support the role of professional financial advice and operate with the highest standards of conduct and integrity.

A better way to invest

We serve investors globally through a unique multimanager approach: We search the world to find proven portfolio teams with specialized expertise for every strategy we offer, then we apply robust investment oversight to ensure they continue to meet our uncompromising standards and serve the best interests of our shareholders.

Results for investors

Our unique approach to asset management enables us to provide a diverse set of investments backed by some of the world's best managers, along with strong risk-adjusted returns across asset classes.

John Hancock Funds, LLC ■ Member FINRA, SIPC
601 Congress Street ■ Boston, MA 02210-2805 ■ 800-225-5291 ■ jhinvestments.com

This report is for the information of the shareholders of John Hancock Multi-Index Lifetime Portfolio. It is not authorized for distribution to prospective investors unless preceded or accompanied by a prospectus.

MF601567	RL2A 8/18 10/18

John Hancock

Multi-Index Preservation Portfolios

Annual report 8/31/18

A message to shareholders

Dear shareholder,

Financial markets around the world have experienced a meaningful rise in volatility this year, particularly when compared with the unusual calm of 2017.  Short-term uncertainty notwithstanding, the good news is that asset prices of stocks are ultimately driven by fundamentals, and those continue to appear extremely supportive across most of the globe. The question for investors is whether risk assets in the remaining months of 2018 take their cues from trends currently in place, the policy and political wavering that have characterized much of the year so far, or will changes in interest and inflation rates impact the duration of the bull market.

On the fixed-income side, it has been a challenging time, as both short- and long-term yields rose steadily higher. Inflation fears sparked a sell-off in credit segments of the markets in early 2018, while a strong economy led the U.S. Federal Reserve (Fed) to continue normalizing monetary policy. Meanwhile, foreign bonds, especially emerging-market debt, suffered declines as the U.S. dollar strengthened materially versus a range of major currencies; recent questions about the solvency of some of the more heavily indebted nations also raised concerns.

Your best resource in unpredictable and volatile markets is your financial advisor, who can help position your portfolio so that it's sufficiently diversified to meet your long-term objectives and to withstand the inevitable turbulence along the way.

On behalf of everyone at John Hancock Investments, I'd like to take this opportunity to welcome new shareholders and to thank existing shareholders for the continued trust you've placed in us.

Sincerely,

Andrew G. Arnott
President and CEO,
John Hancock Investments
Head of Wealth and Asset Management,
United States and Europe

This commentary reflects the CEO's views, which are subject to change at any time. Investing involves risks, including the potential loss of principal. Diversification does not guarantee investment returns and does not eliminate risk of loss. For more up-to-date information, please visit our website at jhinvestments.com.

John Hancock
Multi-Index Preservation Portfolios

2	Multi-Index Preservation Portfolios at a glance
3	Discussion of portfolio performance
8	Multi-Index 2060 Preservation Portfolio
9	Multi-Index 2055 Preservation Portfolio
10	Multi-Index 2050 Preservation Portfolio
11	Multi-Index 2045 Preservation Portfolio
12	Multi-Index 2040 Preservation Portfolio
13	Multi-Index 2035 Preservation Portfolio
14	Multi-Index 2030 Preservation Portfolio
15	Multi-Index 2025 Preservation Portfolio
16	Multi-Index 2020 Preservation Portfolio
17	Multi-Index Income Preservation Portfolio
18	Your expenses
22	Portfolios' investments
28	Financial statements
36	Financial highlights
46	Notes to financial statements
60	Report of independent registered public accounting firm
61	Tax information
62	Continuation of investment advisory and subadvisory agreements
68	Trustees and Officers
72	More information

ANNUAL REPORT   |   JOHN HANCOCK MULTI-INDEX PRESERVATION PORTFOLIOS       1

Multi-Index Preservation Portfolios at a glance

A SIMPLE, STRATEGIC PATH TO HELP YOU REACH YOUR RETIREMENT GOALS

Multi-Index Preservation Portfolios make diversification easy because the asset mix of each portfolio automatically changes over time.

•	Portfolios with dates further off initially invest more aggressively in stock funds.
•	As a portfolio approaches its target date,[1] the allocation will gradually migrate to a more conservative mix to lessen risk and narrow the range of possible outcomes at the retirement date.
•	On reaching the retirement date, the allocation ceases to shift; we expect that the participant may then wish to use the savings to seek a retirement income solution.

JOHN HANCOCK MULTI-INDEX PRESERVATION PORTFOLIOS—AUTOMATICALLY ADJUST OVER TIME2

The chart below illustrates how the asset allocation mix of John Hancock Multi-Index Preservation Portfolio adjusts over time.

The principal value of each portfolio is not guaranteed and you could lose money at any time, including at or after the target date.

1 Based on an estimated retirement date.

2 Allocations may vary as a result of market activity or cash allocations held during unusual market or economic conditions.

ANNUAL REPORT   |   JOHN HANCOCK MULTI-INDEX PRESERVATION PORTFOLIOS       2

Discussion of portfolio performance

An interview with Portfolio Manager Nathan W. Thooft, CFA, John Hancock Asset Management a division of Manulife Asset Management (US) LLC

Nathan W. Thooft, CFA
Portfolio Manager
John Hancock Asset Management

"... our primary goal is to build a well-diversified portfolio intended to outperform over full market cycles and not any specific 12-month period."

How did the world financial markets perform during the 12 months that ended August 31, 2018?

Financial assets produced mixed results. While stocks, high-yield bonds, and bank loans posted gains, rate-sensitive fixed-income investments generally finished in the red. The disparity in returns among the major categories largely stemmed from the backdrop of positive global growth. The U.S. economy continued to lead the way, with the combination of lower taxes and reduced regulation fueling rising business activity and declining unemployment. These trends fueled strong gains in corporate earnings and contributed to positive investor sentiment, which proved highly supportive for domestic equities. Small caps, which have the largest exposure to the relative strength of the domestic economy and lower sensitivity to uncertainty surrounding trade policy, outpaced large caps. At the style level, growth stocks outpaced their value counterparts by a wide margin as investors continued to gravitate toward faster growers in general, and to mega-cap technology companies in particular.

Although U.S. equities exhibited strength, developed-market international indexes lagged, and emerging-market indexes generally finished in negative territory. Both categories were pressured by the combination of shifting U.S. trade policy and slowing growth outside of the United States. The faster growth of the U.S. economy also fueled strength in the U.S. dollar versus most major foreign currencies, which depressed the returns of international stocks for U.S.-based investors. The emerging markets faced the additional challenge of political and/or economic uncertainty in a number of larger nations in the asset class, resulting in very weak performance relative to the United States.

The investment environment also proved unfavorable for bonds. The U.S. Federal Reserve (Fed) tightened monetary policy by enacting three quarter-point interest-rate increases and reducing its balance sheet through the continued unwinding of its quantitative easing program. The two-year U.S. Treasury note, which is highly responsive to Fed policy, increased from 1.33% to 2.62% in response, while the 10-year note climbed from 2.12% to 2.86%. The rising yields on government bonds pressured returns across the investment-grade market, contributing to losses for higher-rated corporate bonds. (Yields and prices move in opposite directions.) Credit-sensitive segments of the bond market—such as high-yield issues and bank loans—fared better due to the improvement in corporate earnings, but they nonetheless finished with returns that were well behind those of global equities.

How did the portfolios perform?

With the exception of the Multi-Index Income Preservation Portfolio, all of the portfolios lagged their respective benchmarks.

The portfolios use a strategic asset allocation glide path geared toward maximizing wealth accumulation across multiple market scenarios. The glide path is designed for investors who are interested in reevaluating their financial planning needs on retirement and who potentially desire the flexibility to pursue a different retirement spending approach (for example, the purchase of an annuity). Accordingly, the glide paths are constructed with the dual objective of wealth creation in the longer-dated portfolios and protecting capital as the target dates approach. In determining the portfolios' allocations, we emphasize value, fundamentals, and diversification

ANNUAL REPORT   |   JOHN HANCOCK MULTI-INDEX PRESERVATION PORTFOLIOS       3

as the cornerstones of our strategy. As part of this process, we periodically adjust the portfolios in an effort to capitalize on shorter-term market fluctuations or to mitigate risks. We believe this multifaceted strategy helps the portfolios achieve their long-term objectives while also taking advantage of value opportunities as they emerge.

How were the portfolios positioned as of the end of the period?

Although the portfolios underperformed during the past year, it's important to keep in mind that our primary goal is to build a well-diversified portfolio intended to outperform over full market cycles and not any specific 12-month period. We therefore maintained a steady approach designed to maximize diversification and augment long-term results.

With this said, we did make some changes at the margin. First, we reduced the portfolios' weighting in stocks and increased their allocations in bonds. This shift moved the portfolios closer to a neutral positioning, which represents a contrast to the larger overweight in equities we held over the past two years. We believe this approach is appropriate at a time of rising interest rates, relatively rich stock market valuations, and elevated headline risk.

We think the growing prevalence of risk factors also underscores the importance of maintaining a position in defensive equities. This aspect of our strategy has been somewhat out of step with the outperformance of growth stocks in recent years. Still, we believe its merits will become evident if volatility maintains its upward drift or the relative performance of the growth style begins to cool.

We also maintained an overweight position in international stocks across most of the portfolios. While this was a key detractor in the past 12 months, we believe the foreign markets continue to have more attractive valuations and higher upside potential for earnings growth versus the United States.

On the fixed-income side, we continued to focus on opportunities outside of the rate-sensitive core bond space. At a time of healthy growth trends and ongoing Fed rate increases, we believed there was greater latitude for outperformance in the credit-oriented segments of the market. We also saw a more compelling case for short-term bonds, given their increasingly attractive yields relative to longer-term issues.

Can you tell us about a recent manager change?

Effective July 12, 2018, Robert M. Boyda retired and is no longer part of the management team. The rest of the team will continue to manage the portfolios.

MULTI-INDEX 2060 PRESERVATION PORTFOLIO

The portfolio's Class 1 shares returned 10.41%, the custom blended benchmark gained 12.09%,1,2 and the Morningstar target-date 2060+ category average was 11.84%.3 The portfolio's underperformance was primarily a result of its overweight in developed market international equities and corresponding underweight in the United States relative to the blended index. However, we made up for some of the resulting shortfall through an underweight in emerging-market stocks. We also added value through our positioning in the fixed-income portfolio, where we favored high-yield bonds and bank loans over the rate-sensitive core bond category. The dedicated sector portfolio—which featured investments in the outperforming information technology and healthcare sectors—was an additional contributor. In all cases, the portfolio's positioning reflected our goals of broad diversification and long-term outperformance.

MULTI-INDEX 2055 PRESERVATION PORTFOLIO

The portfolio's Class 1 shares returned 10.52%, the custom blended benchmark gained 12.09%,1,2 and the Morningstar target-date 2055 category average was 11.66%.3 The portfolio's underperformance was primarily a result of its overweight in developed market international equities and corresponding underweight in the United States relative to the blended index. However, we made up for some of the resulting shortfall through an underweight in emerging-market stocks. We also added value through our positioning in the fixed-income portfolio, where we favored high-yield bonds and bank loans over the rate-sensitive core bond category. The dedicated sector portfolio—which featured investments in the outperforming information technology and healthcare sectors—was an

ANNUAL REPORT   |   JOHN HANCOCK MULTI-INDEX PRESERVATION PORTFOLIOS       4

additional contributor. In all cases, the portfolio's positioning reflected our goals of broad diversification and long-term outperformance.

MULTI-INDEX 2050 PRESERVATION PORTFOLIO

The portfolio's Class 1 shares returned 10.44%, the custom blended benchmark gained 12.09%,1,2 and the Morningstar target-date 2050 category average was 11.29%.3 The portfolio's underperformance was primarily a result of its overweight in developed market international equities and corresponding underweight in the United States relative to the blended index. However, we made up for some of the resulting shortfall through an underweight in emerging-market stocks. We also added value through our positioning in the fixed-income portfolio, where we favored high-yield bonds and bank loans over the rate-sensitive core bond category. The dedicated sector portfolio—which featured investments in the outperforming information technology and healthcare sectors—was an additional contributor. In all cases, the portfolio's positioning reflected our goals of broad diversification and long-term outperformance.

MULTI-INDEX 2045 PRESERVATION PORTFOLIO

The portfolio's Class 1 shares returned 10.37%, the custom blended benchmark gained 11.96%,1,2 and the Morningstar target-date 2045 category average was 11.28%. The portfolio's underperformance was primarily a result of its overweight in developed market international equities and corresponding underweight in the United States relative to the blended index. However, we made up for some of the resulting shortfall through an underweight in emerging-market stocks. We also added value through our positioning in the fixed-income portfolio, where we favored high-yield bonds and bank loans over the rate-sensitive core bond category. The dedicated sector portfolio—which featured investments in the outperforming information technology and healthcare sectors—was an additional contributor. In all cases, the portfolio's positioning reflected our goals of broad diversification and long-term outperformance.

MULTI-INDEX 2060-2020 AND INCOME PRESERVATION PORTFOLIOS' CLASS 1 SHARE RETURNS (%)

For the twelve months ended 8/31/18

ANNUAL REPORT   |   JOHN HANCOCK MULTI-INDEX PRESERVATION PORTFOLIOS       5

MULTI-INDEX 2040 PRESERVATION PORTFOLIO

The portfolio's Class 1 shares returned 9.84%, the custom blended benchmark gained 11.34%,1,2 and the Morningstar target-date 2040 category average was 10.52%.3 The portfolio's underperformance was primarily a result of its overweight in developed market international equities and corresponding underweight in the United States relative to the blended index. However, we made up for some of the resulting shortfall through an underweight in emerging-market stocks. We also added value through our positioning in the fixed-income portfolio, where we favored high-yield bonds and bank loans over the rate-sensitive core bond category. The dedicated sector portfolio—which featured investments in the outperforming information technology and healthcare sectors—was an additional contributor. In all cases, the portfolio's positioning reflected our goals of broad diversification and long-term outperformance.

MULTI-INDEX 2035 PRESERVATION PORTFOLIO

The portfolio's Class 1 shares returned 8.70%, the custom blended benchmark gained 10.09%,1,2 and the Morningstar target-date 2035 category average was 9.83%.3 The portfolio's underperformance was primarily a result of its overweight in developed market international equities and corresponding underweight in the United States relative to the blended index. However, we made up for some of the resulting shortfall through an underweight in emerging-market stocks. We also added value through our positioning in the fixed-income portfolio, where we favored high-yield bonds and bank loans over the rate-sensitive core bond category. The dedicated sector portfolio—which featured investments in the outperforming information technology and healthcare sectors—was an additional contributor. In all cases, the portfolio's positioning reflected our goals of broad diversification and long-term outperformance.

MULTI-INDEX 2030 PRESERVATION PORTFOLIO

The portfolio's Class 1 shares returned 6.79%, the custom blended benchmark gained 7.96%,1,2 and the Morningstar target-date 2030 category average was 8.46%.3 The portfolio's underperformance was primarily a result of its overweight in developed market international equities and corresponding underweight in the United States relative to the blended index. However, we made up for some of the resulting shortfall through an underweight in emerging-market stocks. We also added value through our positioning in the fixed-income portfolio, where we favored high-yield bonds and bank loans over the rate-sensitive core bond category. The dedicated sector portfolio—which featured investments in the outperforming information technology and healthcare sectors—was an additional contributor. In all cases, the portfolio's positioning reflected our goals of broad diversification and long-term outperformance.

MULTI-INDEX 2025 PRESERVATION PORTFOLIO

The portfolio's Class 1 shares returned 4.19%, the custom blended benchmark gained 4.90%,1,2 and the Morningstar target-date 2025 category average was 7.21%.3 The portfolio's underperformance was primarily a result of its overweight in developed market international equities and corresponding underweight in the United States relative to the blended index. However, we made up for some of the resulting shortfall through an underweight in emerging-market stocks. We also added value through our positioning in

Market index total returns

For the twelve months ended 8/31/18

U.S. Stocks	S&P 500 Index	19.66%
	Russell Midcap Index	17.89%
	Russell 2000 Index	25.45%
	FTSE NAREIT All Equity REIT Index	6.08%
International Stocks	MSCI EAFE Index	4.90%
	MSCI Emerging Markets Index	-0.32%
	MSCI EAFE Small Cap Index	7.85%
Fixed Income	Bloomberg Barclays U.S. Aggregate Bond Index	-1.05%
	ICE Bank of America Merrill Lynch US High Yield Index	3.26%
	JPMorgan Global Government Bonds Unhedged Index	-1.68%

ANNUAL REPORT   |   JOHN HANCOCK MULTI-INDEX PRESERVATION PORTFOLIOS       6

the fixed-income portfolio, where we favored high-yield bonds and bank loans over the rate-sensitive core bond category. The dedicated sector portfolio—which featured investments in the outperforming information technology and healthcare sectors—was an additional contributor. In all cases, the portfolio's positioning reflected our goals of broad diversification and long-term outperformance.

MULTI-INDEX 2020 PRESERVATION PORTFOLIO

The portfolio's Class 1 shares returned 1.33%, the custom blended benchmark gained 1.42%,1,2 and the Morningstar target-date 2020 category average was 5.82%.3 The portfolio's underperformance was primarily a result of its overweight in developed market international equities and corresponding underweight in the United States relative to the blended index. However, we made up for some of the resulting shortfall through an underweight in emerging-market stocks. We also added value through our positioning in the fixed-income portfolio, where we favored high-yield bonds and bank loans over the rate-sensitive core bond category. The dedicated sector portfolio—which featured investments in the outperforming information technology and healthcare sectors—was an additional contributor. In all cases, the portfolio's positioning reflected our goals of broad diversification and long-term outperformance.

MULTI-INDEX INCOME PRESERVATION PORTFOLIO

The portfolio's Class 1 shares returned 0.99%, the custom blended benchmark gained 0.19%,1,2 and the Morningstar target-date retirement category average was 3.42%.3 The portfolio's outperformance stemmed from our effective positioning in fixed income. We maintained a substantial underweight in the rate-sensitive core bond category, which significantly cushioned the impact of the category's weak performance.

Conversely, the portfolio had meaningful positions in high-yield bonds and bank loans, both of which strongly outpaced the core bond category. An allocation to short-term bonds was an additional positive given that rising yields boosted the income (and therefore the total return) of this market segment. The portfolio's positioning in equities, while a small weighting overall, also was a modest net positive for performance largely due to the relative strength of the dedicated sector portfolio.

MANAGED BY

Nathan W. Thooft, CFA On the portfolio since 2013 Investing since 2000
Robert E. Sykes, CFA On the portfolio since 2018 Investing since 2001

1 The custom benchmarks reflect each portfolio's asset allocation under normal conditions. These blended benchmarks adjust over time to match each portfolio's glide path.
2 It is not possible to invest directly in an index. Index figures do not reflect expenses or sales charges, which would result in lower returns.
3 Figures from Morningstar, Inc. include reinvested distributions and do not take into account sales charges. Actual load-adjusted performance is lower.
Past performance does not guarantee future results.
The portfolio's performance depends on the advisor's ability to determine the strategic asset class allocations, the mix of underlying funds, and the performance of those underlying funds. The underlying funds' performance may be lower than the performance of the asset class that they were selected to represent. Owning an exchange-traded fund (ETF) generally reflects the risks of owning the underlying securities it is designed to track, although a lack of liquidity in an ETF could result in it being more volatile. ETFs have their own fees and expenses which are indirectly borne by the portfolio, including management fees that increase their costs. The portfolio is subject to the same risks as the underlying funds in which it invests, which include the following: Stocks and bonds can decline due to adverse issuer, market, regulatory, or economic developments; foreign investing, especially in emerging markets, has additional risks, such as currency and market volatility and political and social instability; the securities of small-capitalization companies are subject to higher volatility than larger, more established companies; and high-yield bonds are subject to additional risks, such as increased risk of default. Liquidity—the extent to which a security may be sold or a derivative position closed without negatively affecting its market value—may be impaired by reduced trading volume, heightened volatility, rising interest rates, and other market conditions. Derivatives, such as hedging and other strategic transactions, may increase a fund's volatility and could produce disproportionate losses, potentially more than the fund's principal investment. Each portfolio's name refers to the approximate retirement year of the investors for whom the portfolio's asset allocation strategy is designed. The portfolios with dates farther off initially allocate more aggressively to stock funds. As a portfolio approaches its target date, the allocation will gradually migrate to more conservative, fixed-income funds. The principal value of each portfolio is not guaranteed and you could lose money at any time, including at, or after, the target date. Please see the portfolios' prospectus for additional information.
The views expressed in this report are exclusively those of Nathan W. Thooft, CFA, John Hancock Asset Management, and are subject to change. They are not meant as investment advice. Please note that the holdings discussed in this report may not have been held by the portfolio for the entire period. Portfolio composition is subject to review in accordance with the portfolio's investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk.
ANNUAL REPORT   |   JOHN HANCOCK MULTI-INDEX PRESERVATION PORTFOLIOS       7

Multi-Index 2060 Preservation Portfolio

GROWTH OF $10,000

This chart shows what happened to a hypothetical $10,000 investment in John Hancock Multi-Index 2060 Preservation Portfolio for the share classes and periods indicated, assuming all distributions were reinvested. For comparison, we've shown the same investment in one blended index and two separate indexes.

Index 1 is the S&P 500 Index, an unmanaged index that includes 500 widely traded common stocks.

Index 2 is the Bloomberg Barclays U.S. Aggregate Bond Index, an unmanaged index of dollar-denominated and nonconvertible investment-grade debt issues.

Index 3 is 57.40% Russell 3000 Index, 24.60% MSCI ACWI ex-USA Index, 18.00% Bloomberg Barclays U.S. Aggregate Bond Index.

It is not possible to invest directly in an index. Index figures do not reflect expenses or sales charges, which would result in lower returns.

ASSET ALLOCATION (%)

Affiliated Investment Companies	69.1
Large Blend	68.3
Short-Term Bond	0.8
Unaffiliated Investment Companies/ Exchange Traded Funds	27.6
Fixed Income	16.6
Equity	11.0
Short-term investments and other	3.3

As a percentage of total investments.

PERFORMANCE CHART

Total returns for the period ended 8-31-18 (%)

	Class R1[1]	Class R2[1]	Class R4[1]	Class R6[1]	Class 1[1]	Index 1	Index 2	Index 3
Inception	3-30-16	3-30-16	3-30-16	3-30-16	3-30-16	3-30-16	3-30-16	3-30-16
Average annual total returns
1-year	9.87	10.11	10.29	10.46	10.41	19.66	-1.05	12.09
Since inception	12.18	12.44	12.56	12.76	12.68	17.65	0.97	13.54
Cumulative returns
Since inception	32.13	32.89	33.21	33.80	33.58	48.32	2.37	36.04

Performance figures assume all distributions have been reinvested.

The expense ratios of the portfolio, both net (including any fee waivers and/or expense limitations) and gross (excluding any fee waivers and/or expense limitations), are set forth according to the most recent publicly available prospectuses for the portfolio and may differ from those disclosed in the Financial highlights tables in this report. Net expenses reflect contractual expense limitations in effect until December 31, 2018 and are subject to change. Had the contractual fee waivers and expense limitations not been in place, gross expenses would apply. The following expense ratios include the expenses of the underlying funds in which the portfolio invests. The expense ratios are as follows:

	Class R1	Class R2	Class R4	Class R6	Class 1
Gross (%)	2.85	2.60	2.45	2.10	2.13
Net (%)	1.14	0.89	0.64	0.37	0.42

Please refer to the most recent prospectus and annual or semiannual report for more information on expenses and any expense limitation arrangements for each class.

The returns reflect past results and should not be considered indicative of future performance. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility and other factors, the portfolio's current performance may be higher or lower than the performance shown. For current to the most recent month-end performance data, please call 800-225-5291 or visit the portfolio's website at jhinvestments.com.

This performance information does not reflect the deduction of taxes that a shareholder may pay on portfolio distributions or the redemption of portfolio shares. The portfolio's performance results reflect any applicable fee waivers or expense reductions, without which the expenses would increase and results would have been less favorable.

1	For certain types of investors, as described in the portfolio's prospectuses.
ANNUAL REPORT   |   JOHN HANCOCK MULTI-INDEX PRESERVATION PORTFOLIOS       8

Multi-Index 2055 Preservation Portfolio

GROWTH OF $10,000

This chart shows what happened to a hypothetical $10,000 investment in John Hancock Multi-Index 2055 Preservation Portfolio for the share classes and periods indicated, assuming all distributions were reinvested. For comparison, we've shown the same investment in one blended index and two separate indexes.

Index 1 is the S&P 500 Index, an unmanaged index that includes 500 widely traded common stocks.

Index 2 is the Bloomberg Barclays U.S. Aggregate Bond Index, an unmanaged index of dollar-denominated and nonconvertible investment-grade debt issues.

Index 3 is 57.40% Russell 3000 Index, 24.60% MSCI ACWI ex-USA Index, 18.00% Bloomberg Barclays U.S. Aggregate Bond Index.

It is not possible to invest directly in an index. Index figures do not reflect expenses or sales charges, which would result in lower returns.

ASSET ALLOCATION (%)

Affiliated Investment Companies	69.4
Large Blend	68.5
Short-Term Bond	0.9
Unaffiliated Investment Companies/ Exchange Traded Funds	27.6
Fixed Income	16.6
Equity	11.0
Short-term investments and other	3.0

As a percentage of total investments.

PERFORMANCE CHART

Total returns for the period ended 8-31-18 (%)

	Class R1[1]	Class R2[1]	Class R4[1]	Class R6[1]	Class 1[1]	Index 1	Index 2	Index 3
Inception	3-26-14	3-26-14	3-26-14	3-26-14	3-26-14	3-26-14	3-26-14	3-26-14
Average annual total returns
1-year	9.89	10.13	10.32	10.48	10.52	19.66	-1.05	12.09
Since inception	7.48	7.74	7.89	8.08	8.03	12.77	2.23	8.64
Cumulative returns
Since inception	37.70	39.18	40.08	41.12	40.86	70.44	10.28	44.43

Performance figures assume all distributions have been reinvested.

The expense ratios of the portfolio, both net (including any fee waivers and/or expense limitations) and gross (excluding any fee waivers and/or expense limitations), are set forth according to the most recent publicly available prospectuses for the portfolio and may differ from those disclosed in the Financial highlights tables in this report. Net expenses reflect contractual expense limitations in effect until December 31, 2018 and are subject to change. Had the contractual fee waivers and expense limitations not been in place, gross expenses would apply. The following expense ratios include the expenses of the underlying funds in which the portfolio invests. The expense ratios are as follows:

	Class R1	Class R2	Class R4	Class R6	Class 1
Gross (%)	1.48	1.23	1.08	0.73	0.77
Net (%)	1.14	0.89	0.64	0.38	0.43

Please refer to the most recent prospectus and annual or semiannual report for more information on expenses and any expense limitation arrangements for each class.

The returns reflect past results and should not be considered indicative of future performance. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility and other factors, the portfolio's current performance may be higher or lower than the performance shown. For current to the most recent month-end performance data, please call 800-225-5291 or visit the portfolio's website at jhinvestments.com.

This performance information does not reflect the deduction of taxes that a shareholder may pay on portfolio distributions or the redemption of portfolio shares. The portfolio's performance results reflect any applicable fee waivers or expense reductions, without which the expenses would increase and results would have been less favorable.

1	For certain types of investors as described in the portfolio's prospectuses.
ANNUAL REPORT   |   JOHN HANCOCK MULTI-INDEX PRESERVATION PORTFOLIOS       9

Multi-Index 2050 Preservation Portfolio

GROWTH OF $10,000

This chart shows what happened to a hypothetical $10,000 investment in John Hancock Multi-Index 2050 Preservation Portfolio for the share classes and periods indicated, assuming all distributions were reinvested. For comparison, we've shown the same investment in one blended index and two separate indexes.

Index 1 is the S&P 500 Index, an unmanaged index that includes 500 widely traded common stocks.

Index 2 is the Bloomberg Barclays U.S. Aggregate Bond Index, an unmanaged index of dollar-denominated and nonconvertible investment-grade debt issues.

Index 3 is 57.40% Russell 3000 Index, 24.60% MSCI ACWI ex-USA Index, 18.00% Bloomberg Barclays U.S. Aggregate Bond Index.

It is not possible to invest directly in an index. Index figures do not reflect expenses or sales charges, which would result in lower returns.

ASSET ALLOCATION (%)

Affiliated Investment Companies	67.9
Large Blend	67.1
Short-Term Bond	0.8
Unaffiliated Investment Companies/ Exchange Traded Funds	27.1
Fixed Income	16.3
Equity	10.8
Short-term investments and other	5.0

As a percentage of total investments.

PERFORMANCE CHART

Total returns for the period ended 8-31-18 (%)

	Class R1[1,2]	Class R2[1,2]	Class R4[1,2]	Class R6[1,2]	Class 1[1]	Index 1	Index 2	Index 3
Inception	4-29-11	4-29-11	4-29-11	4-29-11	4-29-11	4-29-11	4-29-11	4-29-11
Average annual total returns
1-year	9.80	9.91	10.29	10.49	10.44	19.66	-1.05	12.09
5-year	8.71	8.97	9.21	9.44	9.38	14.52	2.49	10.11
Since inception	7.58	7.79	7.97	8.18	8.14	13.24	2.70	8.89
Cumulative returns
5-year	51.79	53.64	55.35	56.96	56.59	97.01	13.06	61.89
Since inception	70.99	73.49	75.61	78.11	77.60	149.12	21.57	86.86

Performance figures assume all distributions have been reinvested.

The expense ratios of the portfolio, both net (including any fee waivers and/or expense limitations) and gross (excluding any fee waivers and/or expense limitations), are set forth according to the most recent publicly available prospectuses for the portfolio and may differ from those disclosed in the Financial highlights tables in this report. Net expenses reflect contractual expense limitations in effect until December 31, 2018 and are subject to change. Had the contractual fee waivers and expense limitations not been in place, gross expenses would apply. The following expense ratios include the expenses of the underlying funds in which the portfolio invests. The expense ratios are as follows:

	Class R1	Class R2	Class R4	Class R6	Class 1
Gross (%)	1.43	1.18	1.03	0.68	0.71
Net (%)	1.15	0.90	0.65	0.38	0.43

Please refer to the most recent prospectus and annual or semiannual report for more information on expenses and any expense limitation arrangements for each class.

The returns reflect past results and should not be considered indicative of future performance. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility and other factors, the portfolio's current performance may be higher or lower than the performance shown. For current to the most recent month-end performance data, please call 800-225-5291 or visit the portfolio's website at jhinvestments.com.

This performance information does not reflect the deduction of taxes that a shareholder may pay on portfolio distributions or the redemption of portfolio shares. The portfolio's performance results reflect any applicable fee waivers or expense reductions, without which the expenses would increase and results would have been less favorable.

1	For certain types of investors as described in the portfolio's prospectuses.
2	Class R1, Class R2, and Class R6 shares were first offered on 9-4-12. Class R4 shares were first offered on 5-1-12. Returns prior to these dates are those of Class 1 shares that have not been adjusted for class-specific expenses; otherwise returns would vary.
ANNUAL REPORT   |   JOHN HANCOCK MULTI-INDEX PRESERVATION PORTFOLIOS       10

Multi-Index 2045 Preservation Portfolio

GROWTH OF $10,000

This chart shows what happened to a hypothetical $10,000 investment in John Hancock Multi-Index 2045 Preservation Portfolio for the share classes and periods indicated, assuming all distributions were reinvested. For comparison, we've shown the same investment in one blended index and two separate indexes.

Index 1 is the S&P 500 Index, an unmanaged index that includes 500 widely traded common stocks.

Index 2 is the Bloomberg Barclays U.S. Aggregate Bond Index, an unmanaged index of dollar-denominated and nonconvertible investment-grade debt issues.

Index 3 is 56.70% Russell 3000 Index, 24.30% MSCI ACWI ex-USA Index, 19.00% Bloomberg Barclays U.S. Aggregate Bond Index.

It is not possible to invest directly in an index. Index figures do not reflect expenses or sales charges, which would result in lower returns.

ASSET ALLOCATION (%)

Affiliated Investment Companies	66.9
Large Blend	66.2
Short-Term Bond	0.7
Unaffiliated Investment Companies/ Exchange Traded Funds	28.0
Fixed Income	17.4
Equity	10.6
Short-term investments and other	5.1

As a percentage of total investments.

PERFORMANCE CHART

Total returns for the period ended 8-31-18 (%)

	Class R1[1,2]	Class R2[1,2]	Class R4[1,2]	Class R6[1,2]	Class 1[1]	Index 1	Index 2	Index 3
Inception	4-30-10	4-30-10	4-30-10	4-30-10	4-30-10	4-30-10	4-30-10	4-30-10
Average annual total returns
1-year	9.62	9.80	10.21	10.35	10.37	19.66	-1.05	11.96
5-year	8.61	8.89	9.20	9.42	9.37	14.52	2.49	10.08
Since inception	8.29	8.49	8.70	8.87	8.83	13.45	3.03	9.63
Cumulative returns
5-year	51.16	53.12	55.29	56.83	56.46	97.01	13.06	61.61
Since inception	94.36	97.35	100.57	103.13	102.55	186.49	28.25	115.23

Performance figures assume all distributions have been reinvested.

The expense ratios of the portfolio, both net (including any fee waivers and/or expense limitations) and gross (excluding any fee waivers and/or expense limitations), are set forth according to the most recent publicly available prospectuses for the portfolio and may differ from those disclosed in the Financial highlights tables in this report. Net expenses reflect contractual expense limitations in effect until December 31, 2018 and are subject to change. Had the contractual fee waivers and expense limitations not been in place, gross expenses would apply. The following expense ratios include the expenses of the underlying funds in which the portfolio invests. The expense ratios are as follows:

	Class R1	Class R2	Class R4	Class R6	Class 1
Gross (%)	1.42	1.18	1.02	0.67	0.71
Net (%)	1.13	0.89	0.63	0.37	0.42

Please refer to the most recent prospectus and annual or semiannual report for more information on expenses and any expense limitation arrangements for each class.

The returns reflect past results and should not be considered indicative of future performance. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility and other factors, the portfolio's current performance may be higher or lower than the performance shown. For current to the most recent month-end performance data, please call 800-225-5291 or visit the portfolio's website at jhinvestments.com.

This performance information does not reflect the deduction of taxes that a shareholder may pay on portfolio distributions or the redemption of portfolio shares. The portfolio's performance results reflect any applicable fee waivers or expense reductions, without which the expenses would increase and results would have been less favorable.

1	For certain types of investors as described in the portfolio's prospectuses.
2	Class R1, Class R2, and Class R6 shares were first offered on 9-4-12. Class R4 shares were first offered on 5-1-12. Returns prior to these dates are those of Class 1 shares that have not been adjusted for class-specific expenses; otherwise returns would vary.
ANNUAL REPORT   |   JOHN HANCOCK MULTI-INDEX PRESERVATION PORTFOLIOS       11

Multi-Index 2040 Preservation Portfolio

GROWTH OF $10,000

This chart shows what happened to a hypothetical $10,000 investment in John Hancock Multi-Index 2040 Preservation Portfolio for the share classes and periods indicated, assuming all distributions were reinvested. For comparison, we've shown the same investment in one blended index and two separate indexes.

Index 1 is the S&P 500 Index, an unmanaged index that includes 500 widely traded common stocks.

Index 2 is the Bloomberg Barclays U.S. Aggregate Bond Index, an unmanaged index of dollar-denominated and nonconvertible investment-grade debt issues.

Index 3 is 53.90% Russell 3000 Index, 23.10% MSCI ACWI ex-USA Index, 23.00% Bloomberg Barclays U.S. Aggregate Bond Index.

It is not possible to invest directly in an index. Index figures do not reflect expenses or sales charges, which would result in lower returns.

ASSET ALLOCATION (%)

Affiliated Investment Companies	64.4
Large Blend	63.8
Short-Term Bond	0.6
Unaffiliated Investment Companies/ Exchange Traded Funds	31.0
Fixed Income	20.6
Equity	10.4
Short-term investments and other	4.6

As a percentage of total investments.

PERFORMANCE CHART

Total returns for the period ended 8-31-18 (%)

	Class R1[1,2]	Class R2[1,2]	Class R4[1,2]	Class R6[1,2]	Class 1[1]	Index 1	Index 2	Index 3
Inception	4-30-10	4-30-10	4-30-10	4-30-10	4-30-10	4-30-10	4-30-10	4-30-10
Average annual total returns
1-year	9.16	9.40	9.76	9.90	9.84	19.66	-1.05	11.34
5-year	8.47	8.70	8.97	9.18	9.12	14.52	2.49	9.79
Since inception	8.20	8.37	8.57	8.72	8.69	13.45	3.03	9.43
Cumulative returns
5-year	50.15	51.77	53.67	55.15	54.71	97.01	13.06	59.49
Since inception	92.89	95.45	98.46	100.78	100.29	186.49	28.25	111.97

Performance figures assume all distributions have been reinvested.

The expense ratios of the portfolio, both net (including any fee waivers and/or expense limitations) and gross (excluding any fee waivers and/or expense limitations), are set forth according to the most recent publicly available prospectuses for the portfolio and may differ from those disclosed in the Financial highlights tables in this report. Net expenses reflect contractual expense limitations in effect until December 31, 2018 and are subject to change. Had the contractual fee waivers and expense limitations not been in place, gross expenses would apply. The following expense ratios include the expenses of the underlying funds in which the portfolio invests. The expense ratios are as follows:

	Class R1	Class R2	Class R4	Class R6	Class 1
Gross (%)	1.42	1.17	1.01	0.67	0.70
Net (%)	1.13	0.88	0.62	0.36	0.41

Please refer to the most recent prospectus and annual or semiannual report for more information on expenses and any expense limitation arrangements for each class.

The returns reflect past results and should not be considered indicative of future performance. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility and other factors, the portfolio's current performance may be higher or lower than the performance shown. For current to the most recent month-end performance data, please call 800-225-5291 or visit the portfolio's website at jhinvestments.com.

This performance information does not reflect the deduction of taxes that a shareholder may pay on portfolio distributions or the redemption of portfolio shares. The portfolio's performance results reflect any applicable fee waivers or expense reductions, without which the expenses would increase and results would have been less favorable.

1	For certain types of investors as described in the portfolio's prospectuses.
2	Class R1, Class R2, and Class R6 shares were first offered on 9-4-12. Class R4 shares were first offered on 5-1-12. Returns prior to these dates are those of Class 1 shares that have not been adjusted for class- specific expenses; otherwise returns would vary.
ANNUAL REPORT   |   JOHN HANCOCK MULTI-INDEX PRESERVATION PORTFOLIOS       12

Multi-Index 2035 Preservation Portfolio

GROWTH OF $10,000

This chart shows what happened to a hypothetical $10,000 investment in John Hancock Multi-Index 2035 Preservation Portfolio for the share classes and periods indicated, assuming all distributions were reinvested. For comparison, we've shown the same investment in one blended index and two separate indexes.

Index 1 is the S&P 500 Index, an unmanaged index that includes 500 widely traded common stocks.

Index 2 is the Bloomberg Barclays U.S. Aggregate Bond Index, an unmanaged index of dollar-denominated and nonconvertible investment-grade debt issues.

Index 3 is 48.30% Russell 3000 Index, 20.70% MSCI ACWI ex-USA Index, 31.00% Bloomberg Barclays U.S. Aggregate Bond Index.

It is not possible to invest directly in an index. Index figures do not reflect expenses or sales charges, which would result in lower returns.

ASSET ALLOCATION (%)

Affiliated Investment Companies	58.4
Large Blend	57.2
Short-Term Bond	1.2
Unaffiliated Investment Companies/ Exchange Traded Funds	36.8
Fixed Income	27.5
Equity	9.3
Short-term investments	4.8

As a percentage of total investments.

PERFORMANCE CHART

Total returns for the period ended 8-31-18 (%)

	Class R1[1,2]	Class R2[1,2]	Class R4[1,2]	Class R6[1,2]	Class 1[1]	Index 1	Index 2	Index 3
Inception	4-30-10	4-30-10	4-30-10	4-30-10	4-30-10	4-30-10	4-30-10	4-30-10
Average annual total returns
1-year	8.06	8.21	8.61	8.81	8.70	19.66	-1.05	10.09
5-year	7.86	8.08	8.42	8.64	8.56	14.52	2.49	9.25
Since inception	7.77	7.93	8.16	8.33	8.28	13.45	3.03	9.01
Cumulative returns
5-year	45.98	47.51	49.78	51.37	50.82	97.01	13.06	55.60
Since inception	86.60	89.01	92.33	94.91	94.11	186.49	28.25	105.28

Performance figures assume all distributions have been reinvested.

The expense ratios of the portfolio, both net (including any fee waivers and/or expense limitations) and gross (excluding any fee waivers and/or expense limitations), are set forth according to the most recent publicly available prospectuses for the portfolio and may differ from those disclosed in the Financial highlights tables in this report. Net expenses reflect contractual expense limitations in effect until December 31, 2018 and are subject to change. Had the contractual fee waivers and expense limitations not been in place, gross expenses would apply. The following expense ratios include the expenses of the underlying funds in which the portfolio invests. The expense ratios are as follows:

	Class R1	Class R2	Class R4	Class R6	Class 1
Gross (%)	1.42	1.16	1.02	0.67	0.70
Net (%)	1.13	0.87	0.63	0.36	0.41

Please refer to the most recent prospectus and annual or semiannual report for more information on expenses and any expense limitation arrangements for each class.

The returns reflect past results and should not be considered indicative of future performance. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility and other factors, the portfolio's current performance may be higher or lower than the performance shown. For current to the most recent month-end performance data, please call 800-225-5291 or visit the portfolio's website at jhinvestments.com.

This performance information does not reflect the deduction of taxes that a shareholder may pay on portfolio distributions or the redemption of portfolio shares. The portfolio's performance results reflect any applicable fee waivers or expense reductions, without which the expenses would increase and results would have been less favorable.

1	For certain types of investors as described in the portfolio's prospectuses.
2	Class R1, Class R2, and Class R6 shares were first offered on 9-4-12. Class R4 shares were first offered on 5-1-12. Returns prior to these dates are those of Class 1 shares that have not been adjusted for class-specific expenses; otherwise returns would vary.
ANNUAL REPORT   |   JOHN HANCOCK MULTI-INDEX PRESERVATION PORTFOLIOS       13

Multi-Index 2030 Preservation Portfolio

GROWTH OF $10,000

This chart shows what happened to a hypothetical $10,000 investment in John Hancock Multi-Index 2030 Preservation Portfolio for the share classes and periods indicated, assuming all distributions were reinvested. For comparison, we've shown the same investment in one blended index and two separate indexes.

Index 1 is the S&P 500 Index, an unmanaged index that includes 500 widely traded common stocks.

Index 2 is the Bloomberg Barclays U.S. Aggregate Bond Index, an unmanaged index of dollar-denominated and nonconvertible investment-grade debt issues.

Index 3 is 38.50% Russell 3000 Index, 16.50% MSCI ACWI ex-USA Index, 45.00% Bloomberg Barclays U.S. Aggregate Bond Index.

It is not possible to invest directly in an index. Index figures do not reflect expenses or sales charges, which would result in lower returns.

ASSET ALLOCATION (%)

Affiliated Investment Companies	47.0
Equity	45.7
Fixed Income	1.3
Unaffiliated Investment Companies/ Exchange Traded Funds	48.7
Fixed Income	40.7
Equity	8.0
Short-term investments	4.3

As a percentage of total investments.

PERFORMANCE CHART

Total returns for the period ended 8-31-18 (%)

	Class R1[1,2]	Class R2[1,2]	Class R4[1,2]	Class R6[1,2]	Class 1[1]	Index 1	Index 2	Index 3
Inception	4-30-10	4-30-10	4-30-10	4-30-10	4-30-10	4-30-10	4-30-10	4-30-10
Average annual total returns
1-year	6.11	6.24	6.72	6.84	6.79	19.66	-1.05	7.96
5-year	6.90	7.11	7.46	7.66	7.60	14.52	2.49	8.23
Since inception	7.03	7.19	7.43	7.58	7.54	13.45	3.03	8.22
Cumulative returns
5-year	39.59	40.98	43.30	44.61	44.26	97.01	13.06	48.48
Since inception	76.26	78.45	81.78	83.95	83.41	186.49	28.25	93.18

Performance figures assume all distributions have been reinvested.

The expense ratios of the portfolio, both net (including any fee waivers and/or expense limitations) and gross (excluding any fee waivers and/or expense limitations), are set forth according to the most recent publicly available prospectuses for the portfolio and may differ from those disclosed in the Financial highlights tables in this report. Net expenses reflect contractual expense limitations in effect until December 31, 2018 and are subject to change. Had the contractual fee waivers and expense limitations not been in place, gross expenses would apply. The following expense ratios include the expenses of the underlying funds in which the portfolio invests. The expense ratios are as follows:

	Class R1	Class R2	Class R4	Class R6	Class 1
Gross (%)	1.42	1.16	1.01	0.66	0.70
Net (%)	1.13	0.87	0.62	0.36	0.41

Please refer to the most recent prospectus and annual or semiannual report for more information on expenses and any expense limitation arrangements for each class.

The returns reflect past results and should not be considered indicative of future performance. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility and other factors, the portfolio's current performance may be higher or lower than the performance shown. For current to the most recent month-end performance data, please call 800-225-5291 or visit the portfolio's website at jhinvestments.com.

This performance information does not reflect the deduction of taxes that a shareholder may pay on portfolio distributions or the redemption of portfolio shares. The portfolio's performance results reflect any applicable fee waivers or expense reductions, without which the expenses would increase and results would have been less favorable.

1	For certain types of investors as described in the portfolio's prospectuses.
2	Class R1, Class R2, and Class R6 shares were first offered on 9-4-12. Class R4 shares were first offered on 5-1-12. Returns prior to these dates are those of Class 1 shares that have not been adjusted for class-specific expenses; otherwise returns would vary.
ANNUAL REPORT   |   JOHN HANCOCK MULTI-INDEX PRESERVATION PORTFOLIOS       14

Multi-Index 2025 Preservation Portfolio

GROWTH OF $10,000

This chart shows what happened to a hypothetical $10,000 investment in John Hancock Multi-Index 2025 Preservation Portfolio for the share classes and periods indicated, assuming all distributions were reinvested. For comparison, we've shown the same investment in one blended index and two separate indexes.

Index 1 is the S&P 500 Index, an unmanaged index that includes 500 widely traded common stocks.

Index 2 is the Bloomberg Barclays U.S. Aggregate Bond Index, an unmanaged index of dollar-denominated and nonconvertible investment-grade debt issues.

Index 3 is 25.20% Russell 3000 Index, 10.80% MSCI ACWI ex-USA Index, 64.00% Bloomberg Barclays U.S. Aggregate Bond Index.

It is not possible to invest directly in an index. Index figures do not reflect expenses or sales charges, which would result in lower returns.

ASSET ALLOCATION (%)

Affiliated Investment Companies	32.0
Large Blend	30.0
Short-Term Bond	2.0
Unaffiliated Investment Companies/ Exchange Traded Funds	64.4
Fixed Income	58.6
Equity	5.8
Short-term investments and other	3.6

As a percentage of total investments.

PERFORMANCE CHART

Total returns for the period ended 8-31-18 (%)

	Class R1[1,2]	Class R2[1,2]	Class R4[1,2]	Class R6[1,2]	Class 1[1]	Index 1	Index 2	Index 3
Inception	4-30-10	4-30-10	4-30-10	4-30-10	4-30-10	4-30-10	4-30-10	4-30-10
Average annual total returns
1-year	3.46	3.74	4.05	4.24	4.19	19.66	-1.05	4.90
5-year	5.32	5.68	5.89	6.10	6.05	14.52	2.49	6.61
Since inception	5.83	6.08	6.24	6.40	6.36	13.45	3.03	6.91
Cumulative returns
5-year	29.61	31.79	33.14	34.48	34.15	97.01	13.06	37.70
Since inception	60.47	63.58	65.63	67.74	67.24	186.49	28.25	74.59

Performance figures assume all distributions have been reinvested.

The expense ratios of the portfolio, both net (including any fee waivers and/or expense limitations) and gross (excluding any fee waivers and/or expense limitations), are set forth according to the most recent publicly available prospectuses for the portfolio and may differ from those disclosed in the Financial highlights tables in this report. Net expenses reflect contractual expense limitations in effect until December 31, 2018 and are subject to change. Had the contractual fee waivers and expense limitations not been in place, gross expenses would apply. The following expense ratios include the expenses of the underlying funds in which the portfolio invests. The expense ratios are as follows:

	Class R1	Class R2	Class R4	Class R6	Class 1
Gross (%)	1.40	1.15	1.00	0.65	0.69
Net (%)	1.11	0.86	0.61	0.35	0.40

Please refer to the most recent prospectus and annual or semiannual report for more information on expenses and any expense limitation arrangements for each class.

The returns reflect past results and should not be considered indicative of future performance. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility and other factors, the portfolio's current performance may be higher or lower than the performance shown. For current to the most recent month-end performance data, please call 800-225-5291 or visit the portfolio's website at jhinvestments.com.

This performance information does not reflect the deduction of taxes that a shareholder may pay on portfolio distributions or the redemption of portfolio shares. The portfolio's performance results reflect any applicable fee waivers or expense reductions, without which the expenses would increase and results would have been less favorable.

1	For certain types of investors as described in the portfolio's prospectuses.
2	Class R1, Class R2, and Class R6 shares were first offered on 9-4-12. Class R4 shares were first offered on 5-1-12. Returns prior to these dates are those of Class 1 shares that have not been adjusted for class-specific expenses; otherwise returns would vary.
ANNUAL REPORT   |   JOHN HANCOCK MULTI-INDEX PRESERVATION PORTFOLIOS       15

Multi-Index 2020 Preservation Portfolio

GROWTH OF $10,000

This chart shows what happened to a hypothetical $10,000 investment in John Hancock Multi-Index 2020 Preservation Portfolio for the share classes and periods indicated, assuming all distributions were reinvested. For comparison, we've shown the same investment in one blended index and two separate indexes.

Index 1 is the S&P 500 Index, an unmanaged index that includes 500 widely traded common stocks.

Index 2 is the Bloomberg Barclays U.S. Aggregate Bond Index, an unmanaged index of dollar-denominated and nonconvertible investment-grade debt issues.

Index 3 is 9.80% Russell 3000 Index, 4.20% MSCI ACWI ex-USA Index, 86.00% Bloomberg Barclays U.S. Aggregate Bond Index.

It is not possible to invest directly in an index. Index figures do not reflect expenses or sales charges, which would result in lower returns.

ASSET ALLOCATION (%)

Affiliated Investment Companies	14.5
Equity	12.7
Fixed Income	1.8
Unaffiliated Investment Companies/ Exchange Traded Funds	81.3
Fixed Income	78.7
Equity	2.6
Short-term investments and other	4.2

As a percentage of total investments.

PERFORMANCE CHART

Total returns for the period ended 8-31-18 (%)

	Class R1[1,2]	Class R2[1,2]	Class R4[1,2]	Class R6[1,2]	Class 1[1]	Index 1	Index 2	Index 3
Inception	4-30-10	4-30-10	4-30-10	4-30-10	4-30-10	4-30-10	4-30-10	4-30-10
Average annual total returns
1-year	0.61	0.84	1.19	1.37	1.33	19.66	-1.05	1.42
5-year	3.61	3.78	4.11	4.30	4.25	14.52	2.49	4.65
Since inception	4.40	4.53	4.74	4.90	4.85	13.45	3.03	5.27
Cumulative returns
5-year	19.43	20.41	22.31	23.41	23.13	97.01	13.06	25.51
Since inception	43.15	44.69	47.20	49.03	48.48	186.49	28.25	53.52

Performance figures assume all distributions have been reinvested.

The expense ratios of the portfolio, both net (including any fee waivers and/or expense limitations) and gross (excluding any fee waivers and/or expense limitations), are set forth according to the most recent publicly available prospectuses for the portfolio and may differ from those disclosed in the Financial highlights tables in this report. Net expenses reflect contractual expense limitations in effect until December 31, 2018 and are subject to change. Had the contractual fee waivers and expense limitations not been in place, gross expenses would apply. The following expense ratios include the expenses of the underlying funds in which the portfolio invests. The expense ratios are as follows:

	Class R1	Class R2	Class R4	Class R6	Class 1
Gross (%)	1.41	1.16	1.01	0.66	0.69
Net (%)	1.10	0.85	0.60	0.33	0.38

Please refer to the most recent prospectus and annual or semiannual report for more information on expenses and any expense limitation arrangements for each class.

The returns reflect past results and should not be considered indicative of future performance. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility and other factors, the portfolio's current performance may be higher or lower than the performance shown. For current to the most recent month-end performance data, please call 800-225-5291 or visit the portfolio's website at jhinvestments.com.

This performance information does not reflect the deduction of taxes that a shareholder may pay on portfolio distributions or the redemption of portfolio shares. The portfolio's performance results reflect any applicable fee waivers or expense reductions, without which the expenses would increase and results would have been less favorable.

1	For certain types of investors as described in the portfolio's prospectuses.
2	Class R1, Class R2, and Class R6 shares were first offered on 9-4-12. Class R4 shares were first offered on 5-1-12. Returns prior to these dates are those of Class 1 shares that have not been adjusted for class-specific expenses; otherwise returns would vary.
ANNUAL REPORT   |   JOHN HANCOCK MULTI-INDEX PRESERVATION PORTFOLIOS       16

Multi-Index Income Preservation Portfolio

GROWTH OF $10,000

This chart shows what happened to a hypothetical $10,000 investment in John Hancock Multi-Index Income Preservation Portfolio for the share classes and periods indicated, assuming all distributions were reinvested. For comparison, we've shown the same investment in one blended index and two separate indexes.

Index 1 is the S&P 500 Index, an unmanaged index that includes 500 widely traded common stocks.

Index 2 is the Bloomberg Barclays U.S. Aggregate Bond Index, an unmanaged index of dollar-denominated and nonconvertible investment-grade debt issues.

Index 3 is 5.60% Russell 3000 Index, 2.40% MSCI ACWI ex-USA Index, 92.00% Bloomberg Barclays U.S. Aggregate Bond Index.

It is not possible to invest directly in an index. Index figures do not reflect expenses or sales charges, which would result in lower returns.

ASSET ALLOCATION (%)

Affiliated Investment Companies	6.9
Equity	4.9
Fixed Income	2.0
Unaffiliated Investment Companies/ Exchange Traded Funds	90.7
Fixed Income	84.9
Equity	5.8
Short-term investments	2.4%

As a percentage of total investments.

PERFORMANCE CHART

Total returns for the period ended 8-31-18 (%)

	Class R1[1,2]	Class R2[1,2]	Class R4[1,2]	Class R6[1,2]	Class 1[1]	Index 1	Index 2	Index 3
Inception	4-30-10	4-30-10	4-30-10	4-30-10	4-30-10	4-30-10	4-30-10	4-30-10
Average annual total returns
1-year	0.43	0.54	0.87	1.13	0.99	19.66	-1.05	0.19
5-year	2.39	2.60	2.84	3.03	2.98	14.52	2.49	3.40
Since inception	3.17	3.33	3.49	3.65	3.62	13.45	3.03	3.94
Cumulative returns
5-year	12.54	13.68	15.01	16.11	15.82	97.01	13.06	18.17
Since inception	29.77	31.42	33.16	34.89	34.48	186.49	28.25	38.07

Performance figures assume all distributions have been reinvested.

The expense ratios of the portfolio, both net (including any fee waivers and/or expense limitations) and gross (excluding any fee waivers and/or expense limitations), are set forth according to the most recent publicly available prospectuses for the portfolio and may differ from those disclosed in the Financial highlights tables in this report. Net expenses reflect contractual expense limitations in effect until December 31, 2018 and are subject to change. Had the contractual fee waivers and expense limitations not been in place, gross expenses would apply. The following expense ratios include the expenses of the underlying funds in which the portfolio invests. The expense ratios are as follows:

	Class R1	Class R2	Class R4	Class R6	Class 1
Gross (%)	1.42	1.17	1.02	0.67	0.70
Net (%)	1.11	0.86	0.61	0.34	0.39

Please refer to the most recent prospectus and annual or semiannual report for more information on expenses and any expense limitation arrangements for each class.

The returns reflect past results and should not be considered indicative of future performance. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility and other factors, the portfolio's current performance may be higher or lower than the performance shown. For current to the most recent month-end performance data, please call 800-225-5291 or visit the portfolio's website at jhinvestments.com.

This performance information does not reflect the deduction of taxes that a shareholder may pay on portfolio distributions or the redemption of portfolio shares. The portfolio's performance results reflect any applicable fee waivers or expense reductions, without which the expenses would increase and results would have been less favorable.

1	For certain types of investors as described in the portfolio's prospectuses.
2	Class R1, Class R2, and Class R6 shares were first offered on 9-4-12. Class R4 shares were first offered on 5-1-12. Returns prior to these dates are those of Class 1 shares that have not been adjusted for class-specific expenses; otherwise returns would vary.
ANNUAL REPORT   |   JOHN HANCOCK MULTI-INDEX PRESERVATION PORTFOLIOS       17

Your expenses

As a shareholder of a John Hancock Funds II Multi-Index Preservation Portfolio, you incur two types of costs: (1) transaction costs, including sales charges (loads) on certain purchases or redemptions, and (2) ongoing costs, including management fees, distribution and service (Rule 12b-1) fees, and other portfolio expenses. In addition to the operating expenses which each portfolio bears directly, each portfolio indirectly bears a pro rata share of the operating expenses of the underlying funds in which each portfolio invests. Because underlying funds have varied operating expenses and transaction costs, and a portfolio may own different proportions of the underlying funds at different times, the amount of expenses incurred indirectly by the portfolio will vary. Had these indirect expenses been reflected in the following analysis, total expenses would have been higher than the amounts shown.

These examples are intended to help you understand your ongoing costs (in dollars) of investing in a portfolio so you can compare these costs with the ongoing costs of investing in other mutual funds. The examples are based on an investment of $1,000 at the beginning of the period and held for the entire period (March 1, 2018 through August 31, 2018).

Actual expenses:

The first line of each share class in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses paid during period ended” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes:

The second line of each share class in the following table provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio for the share class and an assumed annualized rate of return of 5% per year before expenses, which is not the actual return of the share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in a portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. Please remember that these hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the second line of each share class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. See the portfolios’ prospectuses for details regarding transaction costs.

SHAREHOLDER EXPENSE EXAMPLE CHART

				Expenses
		Account	Ending	paid during	Annualized
		value on	value on	period ended	expense
		3-1-2018	8-31-2018	8-31-2018[1]	ratio[2]
Multi-Index 2060 Preservation Portfolio
Class R1	Actual expenses/actual returns	$1,000.00	$1,031.90	$2.61	0.51%
	Hypothetical example	1,000.00	1,022.60	2.60	0.51%
Class R2	Actual expenses/actual returns	1,000.00	1,032.70	1.38	0.27%
	Hypothetical example	1,000.00	1,023.80	1.38	0.27%
Class R4	Actual expenses/actual returns	1,000.00	1,032.70	0.82	0.16%
	Hypothetical example	1,000.00	1,024.40	0.82	0.16%
Class R6	Actual expenses/actual returns	1,000.00	1,034.30	0.00	0.00%
	Hypothetical example	1,000.00	1,025.20	0.00	0.00%
Class 1	Actual expenses/actual returns	1,000.00	1,033.50	0.26	0.05%
	Hypothetical example	1,000.00	1,025.00	0.26	0.05%

18 JOHN HANCOCK MULTI-INDEX PRESERVATION PORTFOLIOS | ANNUAL REPORT

SHAREHOLDER EXPENSE EXAMPLE CHART (continued)

				Expenses
		Account	Ending	paid during	Annualized
		value on	value on	period ended	expense
		3-1-2018	8-31-2018	8-31-2018[1]	ratio[2]
Multi-Index 2055 Preservation Portfolio
Class R1	Actual expenses/actual returns	$1,000.00	$1,031.40	$2.61	0.51%
	Hypothetical example	1,000.00	1,022.60	2.60	0.51%
Class R2	Actual expenses/actual returns	1,000.00	1,032.20	1.84	0.36%
	Hypothetical example	1,000.00	1,023.40	1.84	0.36%
Class R4	Actual expenses/actual returns	1,000.00	1,033.00	0.82	0.16%
	Hypothetical example	1,000.00	1,024.40	0.82	0.16%
Class R6	Actual expenses/actual returns	1,000.00	1,033.90	0.00	0.00%
	Hypothetical example	1,000.00	1,025.20	0.00	0.00%
Class 1	Actual expenses/actual returns	1,000.00	1,034.70	0.26	0.05%
	Hypothetical example	1,000.00	1,025.00	0.26	0.05%
Multi-Index 2050 Preservation Portfolio
Class R1	Actual expenses/actual returns	$1,000.00	$1,030.60	$4.04	0.79%
	Hypothetical example	1,000.00	1,021.20	4.02	0.79%
Class R2	Actual expenses/actual returns	1,000.00	1,031.40	2.71	0.53%
	Hypothetical example	1,000.00	1,022.50	2.70	0.53%
Class R4	Actual expenses/actual returns	1,000.00	1,032.80	0.77	0.15%
	Hypothetical example	1,000.00	1,024.40	0.77	0.15%
Class R6	Actual expenses/actual returns	1,000.00	1,033.70	0.00	0.00%
	Hypothetical example	1,000.00	1,025.20	0.00	0.00%
Class 1	Actual expenses/actual returns	1,000.00	1,033.70	0.26	0.05%
	Hypothetical example	1,000.00	1,025.00	0.26	0.05%
Multi-Index 2045 Preservation Portfolio
Class R1	Actual expenses/actual returns	$1,000.00	$1,029.90	$4.04	0.79%
	Hypothetical example	1,000.00	1,021.20	4.02	0.79%
Class R2	Actual expenses/actual returns	1,000.00	1,031.20	2.71	0.53%
	Hypothetical example	1,000.00	1,022.50	2.70	0.53%
Class R4	Actual expenses/actual returns	1,000.00	1,033.10	0.77	0.15%
	Hypothetical example	1,000.00	1,024.40	0.77	0.15%
Class R6	Actual expenses/actual returns	1,000.00	1,034.00	0.00	0.00%
	Hypothetical example	1,000.00	1,025.20	0.00	0.00%
Class 1	Actual expenses/actual returns	1,000.00	1,034.00	0.26	0.05%
	Hypothetical example	1,000.00	1,025.00	0.26	0.05%
Multi-Index 2040 Preservation Portfolio
Class R1	Actual expenses/actual returns	$1,000.00	$1,028.90	$3.94	0.77%
	Hypothetical example	1,000.00	1,021.30	3.92	0.77%
Class R2	Actual expenses/actual returns	1,000.00	1,030.20	2.71	0.53%
	Hypothetical example	1,000.00	1,022.50	2.70	0.53%
Class R4	Actual expenses/actual returns	1,000.00	1,032.20	0.82	0.16%
	Hypothetical example	1,000.00	1,024.40	0.82	0.16%
Class R6	Actual expenses/actual returns	1,000.00	1,033.00	0.00	0.00%
	Hypothetical example	1,000.00	1,025.20	0.00	0.00%
Class 1	Actual expenses/actual returns	1,000.00	1,032.30	0.26	0.05%
	Hypothetical example	1,000.00	1,025.00	0.26	0.05%

ANNUAL REPORT | JOHN HANCOCK MULTI-INDEX PRESERVATION PORTFOLIOS 19

SHAREHOLDER EXPENSE EXAMPLE CHART (continued)

				Expenses
		Account	Ending	paid during	Annualized
		value on	value on	period ended	expense
		3-1-2018	8-31-2018	8-31-2018[1]	ratio[2]
Multi-Index 2035 Preservation Portfolio
Class R1	Actual expenses/actual returns	$1,000.00	$1,026.80	$3.47	0.68%
	Hypothetical example	1,000.00	1,021.80	3.47	0.68%
Class R2	Actual expenses/actual returns	1,000.00	1,027.50	2.71	0.53%
	Hypothetical example	1,000.00	1,022.50	2.70	0.53%
Class R4	Actual expenses/actual returns	1,000.00	1,029.50	0.82	0.16%
	Hypothetical example	1,000.00	1,024.40	0.82	0.16%
Class R6	Actual expenses/actual returns	1,000.00	1,030.30	0.00	0.00%
	Hypothetical example	1,000.00	1,025.20	0.00	0.00%
Class 1	Actual expenses/actual returns	1,000.00	1,030.40	0.26	0.05%
	Hypothetical example	1,000.00	1,025.00	0.26	0.05%
Multi-Index 2030 Preservation Portfolio
Class R1	Actual expenses/actual returns	$1,000.00	$1,022.20	$3.72	0.73%
	Hypothetical example	1,000.00	1,021.50	3.72	0.73%
Class R2	Actual expenses/actual returns	1,000.00	1,023.00	2.91	0.57%
	Hypothetical example	1,000.00	1,022.30	2.91	0.57%
Class R4	Actual expenses/actual returns	1,000.00	1,025.10	1.02	0.20%
	Hypothetical example	1,000.00	1,024.20	1.02	0.20%
Class R6	Actual expenses/actual returns	1,000.00	1,025.90	0.15	0.03%
	Hypothetical example	1,000.00	1,025.10	0.15	0.03%
Class 1	Actual expenses/actual returns	1,000.00	1,025.90	0.41	0.08%
	Hypothetical example	1,000.00	1,024.80	0.41	0.08%
Multi-Index 2025 Preservation Portfolio
Class R1	Actual expenses/actual returns	$1,000.00	$1,017.00	$4.42	0.87%
	Hypothetical example	1,000.00	1,020.80	4.43	0.87%
Class R2	Actual expenses/actual returns	1,000.00	1,017.80	3.05	0.60%
	Hypothetical example	1,000.00	1,022.20	3.06	0.60%
Class R4	Actual expenses/actual returns	1,000.00	1,020.10	1.37	0.27%
	Hypothetical example	1,000.00	1,023.80	1.38	0.27%
Class R6	Actual expenses/actual returns	1,000.00	1,020.90	0.51	0.10%
	Hypothetical example	1,000.00	1,024.70	0.51	0.10%
Class 1	Actual expenses/actual returns	1,000.00	1,020.90	0.76	0.15%
	Hypothetical example	1,000.00	1,024.40	0.77	0.15%
Multi-Index 2020 Preservation Portfolio
Class R1	Actual expenses/actual returns	$1,000.00	$1,010.40	$4.92	0.97%
	Hypothetical example	1,000.00	1,020.30	4.94	0.97%
Class R2	Actual expenses/actual returns	1,000.00	1,012.10	3.55	0.70%
	Hypothetical example	1,000.00	1,021.70	3.57	0.70%
Class R4	Actual expenses/actual returns	1,000.00	1,013.90	1.68	0.33%
	Hypothetical example	1,000.00	1,023.50	1.68	0.33%
Class R6	Actual expenses/actual returns	1,000.00	1,014.80	0.91	0.18%
	Hypothetical example	1,000.00	1,024.30	0.92	0.18%
Class 1	Actual expenses/actual returns	1,000.00	1,014.80	1.17	0.23%
	Hypothetical example	1,000.00	1,024.00	1.17	0.23%

20 JOHN HANCOCK MULTI-INDEX PRESERVATION PORTFOLIOS | ANNUAL REPORT

SHAREHOLDER EXPENSE EXAMPLE CHART (continued)

				Expenses
		Account	Ending	paid during	Annualized
		value on	value on	period ended	expense
		3-1-2018	8-31-2018	8-31-2018[1]	ratio[2]
Multi-Index Income Preservation Portfolio
Class R1	Actual expenses/actual returns	$1,000.00	$1,012.80	$4.52	0.89%
	Hypothetical example	1,000.00	1,020.70	4.53	0.89%
Class R2	Actual expenses/actual returns	1,000.00	1,012.80	3.75	0.74%
	Hypothetical example	1,000.00	1,021.50	3.77	0.74%
Class R4	Actual expenses/actual returns	1,000.00	1,015.50	1.88	0.37%
	Hypothetical example	1,000.00	1,023.30	1.89	0.37%
Class R6	Actual expenses/actual returns	1,000.00	1,016.50	1.12	0.22%
	Hypothetical example	1,000.00	1,024.10	1.12	0.22%
Class 1	Actual expenses/actual returns	1,000.00	1,015.50	1.37	0.27%
	Hypothetical example	1,000.00	1,023.80	1.38	0.27%

[1]	Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).
[2]	Ratios do not include expenses indirectly incurred by the underlying funds and can vary based on the mix of underlying funds held by the portfolios.

ANNUAL REPORT | JOHN HANCOCK MULTI-INDEX PRESERVATION PORTFOLIOS 21

Portfolios' investments

MULTI-INDEX 2060 PRESERVATION PORTFOLIO

As of 8-31-18
	Shares or
	Principal
	Amount	Value
AFFILIATED INVESTMENT COMPANIES (A) - 71.5%
Equity - 70.6%
Strategic Equity Allocation, Class NAV, JHF II
(JHAM) (B)(C)	3,109,157	$41,849,250
Fixed income - 0.9%
Short Term Government Income, Class NAV,
JHF II (JHAM) (B)(C)	55,733	517,761
TOTAL AFFILIATED INVESTMENT COMPANIES (Cost
$41,813,356)		$42,367,011
UNAFFILIATED INVESTMENT COMPANIES - 28.6%
Exchange-traded funds - 28.6%
Financial Select Sector SPDR Fund	15,062	426,706
Invesco Senior Loan ETF	51,495	1,187,475
iShares Edge MSCI Min Vol USA ETF	26,782	1,515,593
iShares iBoxx $ Investment Grade Corporate
Bond ETF	2,578	297,604
SPDR Bloomberg Barclays High Yield Bond
ETF (D)	71,880	2,587,680
Vanguard Dividend Appreciation ETF	9,238	1,010,268
Vanguard Energy ETF	3,670	378,304
Vanguard FTSE Emerging Markets ETF	36,229	1,523,067
Vanguard Health Care ETF	2,883	510,464
Vanguard Information Technology ETF	4,211	853,991
Vanguard Intermediate-Term Corporate Bond
ETF	15,235	1,282,330
Vanguard Materials ETF	942	126,454
Vanguard Real Estate ETF	4,488	377,216
Vanguard Total Bond Market ETF	52,438	4,159,384
Xtrackers USD High Yield Corporate Bond ETF	13,815	687,849
TOTAL UNAFFILIATED INVESTMENT COMPANIES (Cost
$16,381,867)		$16,924,385
SECURITIES LENDING COLLATERAL - 3.0%
John Hancock Collateral Trust, 2.0611% (E)(F)	176,786	1,768,940
TOTAL SECURITIES LENDING COLLATERAL (Cost $1,768,940)		$1,768,940
SHORT-TERM INVESTMENTS - 0.4%
Money market funds - 0.4%
State Street Institutional U.S. Government
Money Market Fund, Premier Class,
1.8679% (E)	240,007	240,007
TOTAL SHORT-TERM INVESTMENTS (Cost $240,007)		$240,007
Total investments (Cost $60,204,170) - 103.5%		$61,300,343
Other assets and liabilities, net - (3.5%)		(2,057,785)
TOTAL NET ASSETS - 100.0%		$59,242,558

MULTI-INDEX 2055 PRESERVATION PORTFOLIO

As of 8-31-18
	Shares or
	Principal
	Amount	Value
AFFILIATED INVESTMENT COMPANIES (A) - 71.6%
Equity - 70.7%
Strategic Equity Allocation, Class NAV, JHF II
(JHAM) (B)(C)	13,204,854	$177,737,331
MULTI-INDEX 2055 PRESERVATION PORTFOLIO (continued)

	Shares or
	Principal
	Amount	Value
Fixed income - 0.9%
Short Term Government Income, Class NAV,
JHF II (JHAM) (B)(C)	236,791	$2,199,792
TOTAL AFFILIATED INVESTMENT COMPANIES (Cost
$171,725,514)		$179,937,123
UNAFFILIATED INVESTMENT COMPANIES - 28.5%
Exchange-traded funds - 28.5%
Financial Select Sector SPDR Fund	63,761	1,806,349
Invesco Senior Loan ETF	217,911	5,025,028
iShares Edge MSCI Min Vol USA ETF	113,718	6,435,302
iShares iBoxx $ Investment Grade Corporate
Bond ETF	10,910	1,259,450
SPDR Bloomberg Barclays High Yield Bond
ETF (D)	303,815	10,937,340
Vanguard Dividend Appreciation ETF	39,147	4,281,116
Vanguard Energy ETF	15,611	1,609,182
Vanguard FTSE Emerging Markets ETF	153,360	6,447,254
Vanguard Health Care ETF	12,246	2,168,277
Vanguard Information Technology ETF	17,796	3,609,029
Vanguard Intermediate-Term Corporate Bond
ETF	64,455	5,425,177
Vanguard Materials ETF	3,990	535,618
Vanguard Real Estate ETF	18,898	1,588,377
Vanguard Total Bond Market ETF	221,850	17,597,142
Xtrackers USD High Yield Corporate Bond ETF	58,655	2,920,432
TOTAL UNAFFILIATED INVESTMENT COMPANIES (Cost
$66,366,258)		$71,645,073
SECURITIES LENDING COLLATERAL - 2.9%
John Hancock Collateral Trust, 2.0611% (E)(F)	733,698	7,341,460
TOTAL SECURITIES LENDING COLLATERAL (Cost $7,340,855)		$7,341,460
SHORT-TERM INVESTMENTS - 0.2%
Money market funds - 0.2%
State Street Institutional U.S. Government
Money Market Fund, Premier Class,
1.8679% (E)	418,881	418,881
TOTAL SHORT-TERM INVESTMENTS (Cost $418,881)		$418,881
Total investments (Cost $245,851,508) - 103.2%		$259,342,537
Other assets and liabilities, net - (3.2%)		(7,937,338)
TOTAL NET ASSETS - 100.0%		$251,405,199

MULTI-INDEX 2050 PRESERVATION PORTFOLIO

As of 8-31-18
	Shares or
	Principal
	Amount	Value
AFFILIATED INVESTMENT COMPANIES (A) - 71.6%
Equity - 70.7%
Strategic Equity Allocation, Class NAV, JHF II
(JHAM) (B)(C)	32,003,493	$430,767,009
Fixed income - 0.9%
Short Term Government Income, Class NAV,
JHF II (JHAM) (B)(C)	573,330	5,326,237

22 JOHN HANCOCK MULTI-INDEX PRESERVATION PORTFOLIOS | ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

MULTI-INDEX 2050 PRESERVATION PORTFOLIO (continued)

	Shares or
	Principal
	Amount	Value
TOTAL AFFILIATED INVESTMENT COMPANIES (Cost
$384,500,813)		$436,093,246
UNAFFILIATED INVESTMENT COMPANIES - 28.4%
Exchange-traded funds - 28.4%
Financial Select Sector SPDR Fund	154,307	$4,371,517
Invesco Senior Loan ETF	527,372	12,161,198
iShares Edge MSCI Min Vol USA ETF	276,661	15,656,246
iShares iBoxx $ Investment Grade Corporate
Bond ETF	26,322	3,038,612
SPDR Bloomberg Barclays High Yield Bond
ETF (D)	734,320	26,435,520
Vanguard Dividend Appreciation ETF	95,471	10,440,709
Vanguard Energy ETF	38,070	3,924,256
Vanguard FTSE Emerging Markets ETF	371,146	15,602,978
Vanguard Health Care ETF (D)	29,863	5,287,543
Vanguard Information Technology ETF (D)	43,400	8,801,520
Vanguard Intermediate-Term Corporate Bond
ETF	155,503	13,088,688
Vanguard Materials ETF	9,710	1,303,470
Vanguard Real Estate ETF	45,939	3,861,173
Vanguard Total Bond Market ETF	535,232	42,454,602
Xtrackers USD High Yield Corporate Bond ETF	141,036	7,022,181
TOTAL UNAFFILIATED INVESTMENT COMPANIES (Cost
$156,570,430)		$173,450,213
SECURITIES LENDING COLLATERAL - 5.2%
John Hancock Collateral Trust, 2.0611% (E)(F)	3,134,704	31,366,165
TOTAL SECURITIES LENDING COLLATERAL (Cost $31,361,433)		$31,366,165
SHORT-TERM INVESTMENTS - 0.1%
Money market funds - 0.1%
State Street Institutional U.S. Government
Money Market Fund, Premier Class,
1.8679% (E)	783,388	783,388
TOTAL SHORT-TERM INVESTMENTS (Cost $783,388)		$783,388
Total investments (Cost $573,216,064) - 105.3%		$641,693,012
Other assets and liabilities, net - (5.3%)		(32,479,142)
TOTAL NET ASSETS - 100.0%		$609,213,870

MULTI-INDEX 2045 PRESERVATION PORTFOLIO

As of 8-31-18
	Shares or
	Principal
	Amount	Value
AFFILIATED INVESTMENT COMPANIES (A) - 70.5%
Equity - 69.8%
Strategic Equity Allocation, Class NAV, JHF II
(JHAM) (B)(C)	41,167,343	$554,112,432
Fixed income - 0.7%
Short Term Government Income, Class NAV,
JHF II (JHAM) (B)(C)	591,887	5,498,627
TOTAL AFFILIATED INVESTMENT COMPANIES (Cost
$481,672,503)		$559,611,059
MULTI-INDEX 2045 PRESERVATION PORTFOLIO (continued)

	Shares or
	Principal
	Amount	Value
UNAFFILIATED INVESTMENT COMPANIES - 29.5%
Exchange-traded funds - 29.5%
Financial Select Sector SPDR Fund	198,918	$5,635,347
Invesco Senior Loan ETF	726,466	16,752,306
iShares Edge MSCI Min Vol USA ETF	354,188	20,043,499
iShares iBoxx $ Investment Grade Corporate
Bond ETF	54,406	6,280,629
SPDR Bloomberg Barclays High Yield Bond
ETF (D)	1,010,021	36,360,756
SPDR Portfolio Short Term Corporate Bond ETF	138,704	4,197,183
Vanguard Dividend Appreciation ETF	122,064	13,348,919
Vanguard Energy ETF	48,604	5,010,100
Vanguard FTSE Emerging Markets ETF	476,573	20,035,129
Vanguard Health Care ETF	38,142	6,753,423
Vanguard Information Technology ETF	55,462	11,247,694
Vanguard Intermediate-Term Bond ETF	67,675	5,497,240
Vanguard Intermediate-Term Corporate Bond
ETF	203,991	17,169,922
Vanguard Materials ETF	12,443	1,670,348
Vanguard Real Estate ETF (D)	58,957	4,955,336
Vanguard Total Bond Market ETF	621,478	49,295,635
Xtrackers USD High Yield Corporate Bond ETF	195,394	9,728,667
TOTAL UNAFFILIATED INVESTMENT COMPANIES (Cost
$208,791,758)		$233,982,133
SECURITIES LENDING COLLATERAL - 5.3%
John Hancock Collateral Trust, 2.0611% (E)(F)	4,157,668	41,602,045
TOTAL SECURITIES LENDING COLLATERAL (Cost $41,597,643)		$41,602,045
SHORT-TERM INVESTMENTS - 0.1%
Money market funds - 0.1%
State Street Institutional U.S. Government
Money Market Fund, Premier Class,
1.8679% (E)	723,783	723,783
TOTAL SHORT-TERM INVESTMENTS (Cost $723,783)		$723,783
Total investments (Cost $732,785,687) - 105.4%		$835,919,020
Other assets and liabilities, net - (5.4%)		(42,501,971)
TOTAL NET ASSETS - 100.0%		$793,417,049

MULTI-INDEX 2040 PRESERVATION PORTFOLIO

As of 8-31-18
	Shares or
	Principal
	Amount	Value
AFFILIATED INVESTMENT COMPANIES (A) - 67.5%
Equity - 66.9%
Strategic Equity Allocation, Class NAV, JHF II
(JHAM) (B)(C)	48,862,486	$657,689,063
Fixed income - 0.6%
Short Term Government Income, Class NAV,
JHF II (JHAM) (B)(C)	685,818	6,371,254
TOTAL AFFILIATED INVESTMENT COMPANIES (Cost
$563,041,264)		$664,060,317

SEE NOTES TO FINANCIAL STATEMENTS	ANNUAL REPORT | JOHN HANCOCK MULTI-INDEX PRESERVATION PORTFOLIOS 23

MULTI-INDEX 2040 PRESERVATION PORTFOLIO (continued)

	Shares or
	Principal
	Amount	Value
UNAFFILIATED INVESTMENT COMPANIES - 32.5%
Exchange-traded funds - 32.5%
Financial Select Sector SPDR Fund	237,705	$6,734,183
Invesco Senior Loan ETF	934,919	21,559,232
iShares Edge MSCI Min Vol USA ETF	424,559	24,025,794
iShares iBoxx $ Investment Grade Corporate
Bond ETF	79,411	9,167,206
SPDR Bloomberg Barclays High Yield Bond
ETF (D)	1,115,263	40,149,468
SPDR Portfolio Short Term Corporate Bond ETF	485,081	14,678,551
Vanguard Dividend Appreciation ETF	146,302	15,999,587
Vanguard Energy ETF	58,310	6,010,595
Vanguard FTSE Emerging Markets ETF	602,223	25,317,455
Vanguard Health Care ETF	45,818	8,112,535
Vanguard Information Technology ETF	66,107	13,406,500
Vanguard Intermediate-Term Bond ETF	260,741	21,179,991
Vanguard Intermediate-Term Corporate Bond
ETF	264,239	22,240,997
Vanguard Materials ETF	14,910	2,001,518
Vanguard Real Estate ETF (D)	70,589	5,933,005
Vanguard Total Bond Market ETF	920,117	72,983,680
Xtrackers USD High Yield Corporate Bond ETF	214,878	10,698,775
TOTAL UNAFFILIATED INVESTMENT COMPANIES (Cost
$290,682,306)		$320,199,072
SECURITIES LENDING COLLATERAL - 4.7%
John Hancock Collateral Trust, 2.0611% (E)(F)	4,642,521	46,453,529
TOTAL SECURITIES LENDING COLLATERAL (Cost $46,447,364)		$46,453,529
SHORT-TERM INVESTMENTS - 0.1%
Money market funds - 0.1%
State Street Institutional U.S. Government
Money Market Fund, Premier Class,
1.8679% (E)	393,632	393,632
TOTAL SHORT-TERM INVESTMENTS (Cost $393,632)		$393,632
Total investments (Cost $900,564,566) - 104.8%		$1,031,106,550
Other assets and liabilities, net - (4.8%)		(47,391,373)
TOTAL NET ASSETS - 100.0%		$983,715,177

MULTI-INDEX 2035 PRESERVATION PORTFOLIO

As of 8-31-18
	Shares or
	Principal
	Amount	Value
AFFILIATED INVESTMENT COMPANIES (A) - 61.4%
Equity - 60.1%
Strategic Equity Allocation, Class NAV, JHF II
(JHAM) (B)(C)	55,846,781	$751,697,670
Fixed income - 1.3%
Short Term Government Income, Class NAV,
JHF II (JHAM) (B)(C)	1,691,817	15,716,980
TOTAL AFFILIATED INVESTMENT COMPANIES (Cost
$636,579,651)		$767,414,650
MULTI-INDEX 2035 PRESERVATION PORTFOLIO (continued)

	Shares or
	Principal
	Amount	Value
UNAFFILIATED INVESTMENT COMPANIES - 38.6%
Exchange-traded funds - 38.6%
Financial Select Sector SPDR Fund	266,996	$7,563,997
Invesco Senior Loan ETF	1,242,951	28,662,447
iShares Edge MSCI Min Vol USA ETF	475,123	26,887,211
iShares iBoxx $ Investment Grade Corporate
Bond ETF	130,314	15,043,448
SPDR Bloomberg Barclays High Yield Bond
ETF (D)	1,320,693	47,544,948
SPDR Portfolio Short Term Corporate Bond ETF	1,523,052	46,087,554
Vanguard Dividend Appreciation ETF	163,877	17,921,589
Vanguard Energy ETF	65,798	6,782,458
Vanguard FTSE Emerging Markets ETF	688,870	28,960,095
Vanguard Health Care ETF (D)	51,628	9,141,254
Vanguard Information Technology ETF	75,420	15,295,176
Vanguard Intermediate-Term Bond ETF	454,108	36,887,193
Vanguard Intermediate-Term Corporate Bond
ETF	706,069	59,429,828
Vanguard Materials ETF	16,795	2,254,561
Vanguard Real Estate ETF (D)	79,551	6,686,262
Vanguard Short-Term Corporate Bond ETF	50,619	3,968,530
Vanguard Total Bond Market ETF	1,393,603	110,540,589
Xtrackers USD High Yield Corporate Bond ETF	254,868	12,689,878
TOTAL UNAFFILIATED INVESTMENT COMPANIES (Cost
$452,253,919)		$482,347,018
SECURITIES LENDING COLLATERAL - 5.0%
John Hancock Collateral Trust, 2.0611% (E)(F)	6,273,819	62,776,460
TOTAL SECURITIES LENDING COLLATERAL (Cost $62,770,395)		$62,776,460
SHORT-TERM INVESTMENTS - 0.1%
Money market funds - 0.1%
State Street Institutional U.S. Government
Money Market Fund, Premier Class,
1.8679% (E)	540,884	540,884
TOTAL SHORT-TERM INVESTMENTS (Cost $540,884)		$540,884
Total investments (Cost $1,152,144,849) - 105.1%		$1,313,079,012
Other assets and liabilities, net - (5.1%)		(63,426,322)
TOTAL NET ASSETS - 100.0%		$1,249,652,690

MULTI-INDEX 2030 PRESERVATION PORTFOLIO

As of 8-31-18
	Shares or
	Principal
	Amount	Value
AFFILIATED INVESTMENT COMPANIES (A) - 49.1%
Equity - 47.8%
Strategic Equity Allocation, Class NAV, JHF II
(JHAM) (B)(C)	50,503,748	$679,780,444
Fixed income - 1.3%
Short Term Government Income, Class NAV,
JHF II (JHAM) (B)(C)	2,000,410	18,583,810
TOTAL AFFILIATED INVESTMENT COMPANIES (Cost
$561,376,530)		$698,364,254

24 JOHN HANCOCK MULTI-INDEX PRESERVATION PORTFOLIOS | ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

MULTI-INDEX 2030 PRESERVATION PORTFOLIO (continued)

	Shares or
	Principal
	Amount	Value
UNAFFILIATED INVESTMENT COMPANIES - 50.9%
Exchange-traded funds - 50.9%
Financial Select Sector SPDR Fund	237,032	$6,715,117
Invesco Senior Loan ETF	1,475,551	34,026,205
iShares Edge MSCI Min Vol USA ETF	477,084	26,998,184
iShares iBoxx $ Investment Grade Corporate
Bond ETF	252,749	29,177,345
SPDR Bloomberg Barclays High Yield Bond
ETF (D)	1,386,449	49,912,164
SPDR Portfolio Short Term Corporate Bond ETF	1,520,815	46,019,862
Vanguard Dividend Appreciation ETF (D)	164,634	18,004,374
Vanguard Energy ETF	58,345	6,014,203
Vanguard FTSE Emerging Markets ETF	756,516	31,803,933
Vanguard Health Care ETF (D)	45,735	8,097,839
Vanguard Information Technology ETF	66,735	13,533,858
Vanguard Intermediate-Term Bond ETF	892,301	72,481,610
Vanguard Intermediate-Term Corporate Bond
ETF	1,075,920	90,560,186
Vanguard Materials ETF (D)	14,885	1,998,162
Vanguard Real Estate ETF (D)	70,400	5,917,120
Vanguard Short-Term Bond ETF	659,801	51,655,820
Vanguard Short-Term Corporate Bond ETF	586,364	45,970,938
Vanguard Total Bond Market ETF	2,166,615	171,855,902
Xtrackers USD High Yield Corporate Bond ETF	266,956	13,291,739
TOTAL UNAFFILIATED INVESTMENT COMPANIES (Cost
$701,039,033)		$724,034,561
SECURITIES LENDING COLLATERAL - 4.3%
John Hancock Collateral Trust, 2.0611% (E)(F)	6,210,874	62,146,622
TOTAL SECURITIES LENDING COLLATERAL (Cost $62,131,910)		$62,146,622
SHORT-TERM INVESTMENTS - 0.1%
Money market funds - 0.1%
State Street Institutional U.S. Government
Money Market Fund, Premier Class,
1.8679% (E)	1,014,167	1,014,167
TOTAL SHORT-TERM INVESTMENTS (Cost $1,014,167)		$1,014,167
Total investments (Cost $1,325,561,640) - 104.4%		$1,485,559,604
Other assets and liabilities, net - (4.4%)		(63,247,942)
TOTAL NET ASSETS - 100.0%		$1,422,311,662

MULTI-INDEX 2025 PRESERVATION PORTFOLIO

As of 8-31-18
	Shares or
	Principal
	Amount	Value
AFFILIATED INVESTMENT COMPANIES (A) - 33.2%
Equity - 31.2%
Strategic Equity Allocation, Class NAV, JHF II
(JHAM) (B)(C)	31,296,417	$421,249,769
Fixed income - 2.0%
Short Term Government Income, Class NAV,
JHF II (JHAM) (B)(C)	2,952,222	27,426,142
TOTAL AFFILIATED INVESTMENT COMPANIES (Cost
$346,095,656)		$448,675,911
MULTI-INDEX 2025 PRESERVATION PORTFOLIO (continued)

	Shares or
	Principal
	Amount	Value
UNAFFILIATED INVESTMENT COMPANIES - 66.9%
Exchange-traded funds - 66.9%
Financial Select Sector SPDR Fund	156,384	$4,430,359
Invesco Senior Loan ETF	1,338,498	30,865,764
iShares Edge MSCI Min Vol USA ETF	362,873	20,534,983
iShares iBoxx $ Investment Grade Corporate
Bond ETF	310,009	35,787,439
SPDR Bloomberg Barclays High Yield Bond
ETF (D)	1,085,293	39,070,548
SPDR Portfolio Short Term Corporate Bond ETF	2,263,794	68,502,406
Vanguard Dividend Appreciation ETF	125,117	13,682,795
Vanguard Energy ETF (D)	38,245	3,942,295
Vanguard FTSE Emerging Markets ETF	475,333	19,982,999
Vanguard Health Care ETF (D)	29,930	5,299,406
Vanguard Information Technology ETF	43,330	8,787,324
Vanguard Intermediate-Term Bond ETF (D)	901,534	73,231,607
Vanguard Intermediate-Term Corporate Bond
ETF	1,784,451	150,197,241
Vanguard Materials ETF	9,825	1,318,908
Vanguard Real Estate ETF (D)	46,563	3,913,620
Vanguard Short-Term Bond ETF	1,307,701	102,379,911
Vanguard Short-Term Corporate Bond ETF	872,832	68,430,029
Vanguard Total Bond Market ETF	3,048,938	241,841,762
Xtrackers USD High Yield Corporate Bond
ETF (D)	209,648	10,438,374
TOTAL UNAFFILIATED INVESTMENT COMPANIES (Cost
$895,677,931)		$902,637,770
SECURITIES LENDING COLLATERAL - 3.7%
John Hancock Collateral Trust, 2.0611% (E)(F)	4,942,688	49,457,030
TOTAL SECURITIES LENDING COLLATERAL (Cost $49,445,641)		$49,457,030
SHORT-TERM INVESTMENTS - 0.0%
Money market funds - 0.0%
State Street Institutional U.S. Government
Money Market Fund, Premier Class,
1.8679% (E)	453,260	453,260
TOTAL SHORT-TERM INVESTMENTS (Cost $453,260)		$453,260
Total investments (Cost $1,291,672,488) - 103.8%		$1,401,223,971
Other assets and liabilities, net - (3.8%)		(51,059,988)
TOTAL NET ASSETS - 100.0%		$1,350,163,983

MULTI-INDEX 2020 PRESERVATION PORTFOLIO

As of 8-31-18
	Shares or
	Principal
	Amount	Value
AFFILIATED INVESTMENT COMPANIES (A) - 15.2%
Equity - 13.3%
Strategic Equity Allocation, Class NAV, JHF II
(JHAM) (B)(C)	7,104,432	$95,625,656
Fixed income - 1.9%
Short Term Government Income, Class NAV,
JHF II (JHAM) (B)(C)	1,492,753	13,867,674

SEE NOTES TO FINANCIAL STATEMENTS	ANNUAL REPORT | JOHN HANCOCK MULTI-INDEX PRESERVATION PORTFOLIOS 25

MULTI-INDEX 2020 PRESERVATION PORTFOLIO (continued)

	Shares or
	Principal
	Amount	Value
TOTAL AFFILIATED INVESTMENT COMPANIES (Cost
$84,709,114)		$109,493,330
UNAFFILIATED INVESTMENT COMPANIES - 85.2%
Exchange-traded funds - 85.2%
Financial Select Sector SPDR Fund	32,505	$920,867
Invesco Senior Loan ETF	710,331	16,380,233
iShares Edge MSCI Min Vol USA ETF	100,010	5,659,566
iShares iBoxx $ Investment Grade Corporate
Bond ETF	207,378	23,939,714
iShares TIPS Bond ETF	41,373	4,637,500
SPDR Bloomberg Barclays High Yield Bond
ETF (D)	540,634	19,462,824
SPDR Portfolio Short Term Corporate Bond ETF	1,941,026	58,735,447
Vanguard Dividend Appreciation ETF	34,475	3,770,186
Vanguard Energy ETF	7,950	819,486
Vanguard FTSE Emerging Markets ETF	108,742	4,571,514
Vanguard Health Care ETF	6,222	1,101,667
Vanguard Information Technology ETF	9,095	1,844,466
Vanguard Intermediate-Term Bond ETF (D)	685,973	55,721,587
Vanguard Intermediate-Term Corporate Bond
ETF	1,024,271	86,212,890
Vanguard Materials ETF	2,032	272,776
Vanguard Real Estate ETF (D)	9,653	811,335
Vanguard Short-Term Bond ETF	1,005,055	78,685,756
Vanguard Short-Term Corporate Bond ETF	865,927	67,888,677
Vanguard Short-Term Inflation-Protected
Securities ETF	94,770	4,643,730
Vanguard Total Bond Market ETF	2,181,243	173,016,195
Xtrackers USD High Yield Corporate Bond ETF	104,177	5,186,973
TOTAL UNAFFILIATED INVESTMENT COMPANIES (Cost
$620,328,680)		$614,283,389
SECURITIES LENDING COLLATERAL - 4.4%
John Hancock Collateral Trust, 2.0611% (E)(F)	3,170,548	31,724,823
TOTAL SECURITIES LENDING COLLATERAL (Cost $31,724,248)		$31,724,823
SHORT-TERM INVESTMENTS - 0.0%
Money market funds - 0.0%
State Street Institutional U.S. Government
Money Market Fund, Premier Class,
1.8679% (E)	1,019	1,019
TOTAL SHORT-TERM INVESTMENTS (Cost $1,019)		$1,019
Total investments (Cost $736,763,061) - 104.8%		$755,502,561
Other assets and liabilities, net - (4.8%)		(34,490,878)
TOTAL NET ASSETS - 100.0%		$721,011,683

MULTI-INDEX INCOME PRESERVATION PORTFOLIO
As of 8-31-18
	Shares or
	Principal
	Amount	Value
AFFILIATED INVESTMENT COMPANIES (A) - 7.1%
Equity - 5.1%
Strategic Equity Allocation, Class NAV, JHF II
(JHAM) (B)(C)	1,525,101	$20,527,863
MULTI-INDEX INCOME PRESERVATION PORTFOLIO
(continued)

	Shares or
	Principal
	Amount	Value
Fixed income - 2.0%
Short Term Government Income, Class NAV,
JHF II (JHAM) (B)(C)	881,374	$8,187,963
TOTAL AFFILIATED INVESTMENT COMPANIES (Cost
$23,387,726)		$28,715,826
UNAFFILIATED INVESTMENT COMPANIES - 93.2%
Exchange-traded funds - 93.2%
Financial Select Sector SPDR Fund	19,616	555,721
Invesco Senior Loan ETF	355,320	8,193,679
iShares Edge MSCI Min Vol USA ETF	262,810	14,872,418
iShares iBoxx $ Investment Grade Corporate
Bond ETF	88,553	10,222,558
iShares TIPS Bond ETF	45,653	5,117,245
SPDR Bloomberg Barclays High Yield Bond
ETF (D)	269,664	9,707,904
SPDR Portfolio Short Term Corporate Bond ETF	2,240,525	67,798,287
Vanguard Dividend Appreciation ETF	59,493	6,506,154
Vanguard Energy ETF	3,394	349,854
Vanguard FTSE Emerging Markets ETF	18,674	785,055
Vanguard Health Care ETF	1,998	353,766
Vanguard Information Technology ETF	2,949	598,057
Vanguard Intermediate-Term Corporate Bond
ETF	146,031	12,291,429
Vanguard Short-Term Bond ETF	891,317	69,781,208
Vanguard Short-Term Corporate Bond ETF	864,117	67,746,773
Vanguard Short-Term Inflation-Protected
Securities ETF	104,755	5,132,995
Vanguard Total Bond Market ETF	1,188,741	94,290,936
Xtrackers USD High Yield Corporate Bond ETF	52,050	2,591,570
TOTAL UNAFFILIATED INVESTMENT COMPANIES (Cost
$373,684,897)		$376,895,609
SECURITIES LENDING COLLATERAL - 2.4%
John Hancock Collateral Trust, 2.0611% (E)(F)	978,579	9,791,757
TOTAL SECURITIES LENDING COLLATERAL (Cost $9,791,582)		$9,791,757
SHORT-TERM INVESTMENTS - 0.0%
Money market funds - 0.0%
State Street Institutional U.S. Government
Money Market Fund, Premier Class,
1.8679% (E)	1,019	1,019
TOTAL SHORT-TERM INVESTMENTS (Cost $1,019)		$1,019
Total investments (Cost $406,865,224) - 102.7%		$415,404,211
Other assets and liabilities, net - (2.7%)		(10,733,949)
TOTAL NET ASSETS - 100.0%		$404,670,262
Percentages are based upon net assets.

Security Abbreviations and Legend

JHAM	John Hancock Asset Management
JHF II	John Hancock Funds II
(A)	The underlying funds’ subadvisor is shown parenthetically.
(B)	The subadvisor is an affiliate of the advisor.
(C)	Manulife Asset Management (US) LLC is doing business as John Hancock Asset Management.

26 JOHN HANCOCK MULTI-INDEX PRESERVATION PORTFOLIOS | ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

MULTI-INDEX INCOME PRESERVATION PORTFOLIO
(continued)

(D)	All or a portion of this security is on loan as of 8-31-18.
(E)	The rate shown is the annualized seven-day yield as of 8-31-18.
(F)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.

SEE NOTES TO FINANCIAL STATEMENTS	ANNUAL REPORT | JOHN HANCOCK MULTI-INDEX PRESERVATION PORTFOLIOS 27

Financial statements

STATEMENTS OF ASSETS AND LIABILITIES 8-31-18

	Multi-Index	Multi-Index	Multi-Index	Multi-Index	Multi-Index
	2060	2055	2050	2045	2040
	Preservation	Preservation	Preservation	Preservation	Preservation
	Portfolio	Portfolio	Portfolio	Portfolio	Portfolio
Assets
Unaffiliated investments, at value	$17,164,392	$72,063,954	$174,233,601	$234,705,916	$320,592,704
Affiliated investments, at value	44,135,951	187,278,583	467,459,411	601,213,104	710,513,846
Total investments, at value	61,300,343	259,342,537	641,693,012	835,919,020	1,031,106,550
Dividends and interest receivable	317	302	431	445	458
Receivable for fund shares sold	138	271	24,721	24,780	33,160
Receivable for investments sold	52,913	8,104	202	63,020	2,134,000
Receivable for securities lending income	348	8,387	16,746	24,508	25,700
Receivable due from advisor	—	1,211	558	11	13
Other assets	29,444	29,580	40,103	40,853	42,127
Total assets	61,383,503	259,390,392	641,775,773	836,072,637	1,033,342,008
Liabilities
Payable for investments purchased	106,606	281,842	624,524	527,411	251,059
Payable for fund shares repurchased	173,460	265,899	453,930	403,466	2,786,274
Payable upon return of securities loaned	1,768,940	7,340,110	31,361,976	41,594,230	46,449,718
Payable to affiliates
Investment management fees	479	—	—	—	—
Accounting and legal services fees	2,613	12,010	29,563	38,710	48,336
Transfer agent fees	9	6	309	331	372
Distribution and service fees	1	10	262	319	164
Trustees’ fees	103	179	331	401	492
Other liabilities and accrued expenses	88,734	85,137	91,008	90,720	90,416
Total liabilities	2,140,945	7,985,193	32,561,903	42,655,588	49,626,831
Net assets	$59,242,558	$251,405,199	$609,213,870	$793,417,049	$983,715,177
Net assets consist of
Paid-in capital	$54,825,166	$218,741,401	$489,831,322	$625,205,003	$769,793,146
Undistributed net investment income (loss)	238,896	1,161,702	2,941,236	4,135,542	5,472,718
Accumulated net realized gain (loss) on investments	3,082,323	18,011,067	47,964,364	60,943,171	77,907,329
Net unrealized appreciation (depreciation) on investments	1,096,173	13,491,029	68,476,948	103,133,333	130,541,984
Net assets	$59,242,558	$251,405,199	$609,213,870	$793,417,049	$983,715,177
Unaffiliated investments, at cost	$16,621,874	$66,785,139	$157,353,818	$209,515,541	$291,075,938
Affiliated investments, at cost	$43,582,296	$179,066,369	$415,862,246	$523,270,146	$609,488,628
Securities loaned, at value	$1,733,754	$7,194,108	$30,705,928	$40,762,318	$45,514,474
Net asset value per share
The portfolios have an unlimited number of shares authorized with no par value. Net asset value is calculated by dividing the net assets of each class of shares by the number of outstanding shares in the class.
Class R1
Net assets	$50,646	$49,060	$328,675	$504,034	$246,413
Shares outstanding	4,013	4,033	23,825	32,519	16,084
Net asset value, offering price and redemption price per share	$12.62	$12.16	$13.80	$15.50	$15.32
Class R2
Net assets	$59,771	$109,359	$983,992	$1,050,778	$563,089
Shares outstanding	4,727	8,977	71,292	67,704	36,734
Net asset value, offering price and redemption price per share	$12.64	$12.18	$13.80	$15.52	$15.33
Class R4
Net assets	$95,672	$49,063	$48,852	$48,633	$51,072
Shares outstanding	7,560	4,020	3,526	3,120	3,314
Net asset value, offering price and redemption price per share	$12.66	$12.20	$13.85	$15.59	$15.41
Class R6
Net assets	$947,664	$402,662	$29,844,638	$31,835,025	$37,344,359
Shares outstanding	74,791	32,967	2,160,504	2,049,270	2,436,189
Net asset value, offering price and redemption price per share	$12.67	$12.21	$13.81	$15.53	$15.33
Class 1
Net assets	$58,088,805	$250,795,055	$578,007,713	$759,978,579	$945,510,244
Shares outstanding	4,586,873	20,547,738	41,849,243	48,937,082	61,617,898
Net asset value, offering price and redemption price per share	$12.66	$12.21	$13.81	$15.53	$15.34

28 JOHN HANCOCK MULTI-INDEX PRESERVATION PORTFOLIOS | ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

STATEMENTS OF ASSETS AND LIABILITIES 8-31-18
Continued

	Multi-Index	Multi-Index	Multi-Index	Multi-Index	Multi-Index
	2035	2030	2025	2020	Income
	Preservation	Preservation	Preservation	Preservation	Preservation
	Portfolio	Portfolio	Portfolio	Portfolio	Portfolio
Assets
Unaffiliated investments, at value	$482,887,902	$725,048,728	$903,091,030	$614,284,408	$376,896,628
Affiliated investments, at value	830,191,110	760,510,876	498,132,941	141,218,153	38,507,583
Total investments, at value	1,313,079,012	1,485,559,604	1,401,223,971	755,502,561	415,404,211
Dividends and interest receivable	801	832	2,078	372	71
Receivable for fund shares sold	55,010	26,707	25,601	10,416	904
Receivable for investments sold	640,171	1,305,017	2,148,316	485,574	64,924
Receivable for securities lending income	26,443	57,022	35,563	14,083	11,611
Receivable due from advisor	15	15	12	7	2,308
Other assets	43,132	44,455	43,718	40,699	39,911
Total assets	1,313,844,584	1,486,993,652	1,403,479,259	756,053,712	415,523,940
Liabilities
Due to custodian	—	—	—	406,222	8,675
Payable for investments purchased	282,525	732,657	388,983	—	62,043
Payable for fund shares repurchased	985,933	1,651,358	3,306,373	2,783,550	879,445
Payable upon return of securities loaned	62,770,530	62,136,186	49,461,359	31,724,250	9,791,560
Payable to affiliates
Accounting and legal services fees	61,222	70,454	67,323	36,674	20,697
Transfer agent fees	464	451	366	223	108
Distribution and service fees	515	395	366	279	135
Trustees’ fees	600	692	680	432	280
Other liabilities and accrued expenses	90,105	89,797	89,826	90,399	90,735
Total liabilities	64,191,894	64,681,990	53,315,276	35,042,029	10,853,678
Net assets	$1,249,652,690	$1,422,311,662	$1,350,163,983	$721,011,683	$404,670,262
Net assets consist of
Paid-in capital	$988,820,074	$1,157,550,252	$1,158,089,570	$674,729,176	$393,225,052
Undistributed net investment income (loss)	8,000,006	11,594,668	13,901,111	9,349,065	5,038,702
Accumulated net realized gain (loss) on investments	91,898,447	93,168,778	68,621,819	18,193,942	(2,132,479)
Net unrealized appreciation (depreciation) on investments	160,934,163	159,997,964	109,551,483	18,739,500	8,538,987
Net assets	$1,249,652,690	$1,422,311,662	$1,350,163,983	$721,011,683	$404,670,262
Unaffiliated investments, at cost	$452,794,803	$702,053,200	$896,131,191	$620,329,699	$373,685,916
Affiliated investments, at cost	$699,350,046	$623,508,440	$395,541,297	$116,433,362	$33,179,308
Securities loaned, at value	$61,463,790	$60,897,381	$48,463,852	$31,074,719	$9,596,796
Net asset value per share
The portfolios have an unlimited number of shares authorized with no par value. Net asset value is calculated by dividing the net assets of each class of shares by the number of outstanding shares in the class.
Class R1
Net assets	$1,391,521	$1,228,576	$378,940	$190,662	$162,145
Shares outstanding	93,123	86,205	28,818	16,323	14,580
Net asset value, offering price and redemption price per share	$14.94	$14.25	$13.15	$11.68	$11.12
Class R2
Net assets	$1,639,861	$1,097,808	$1,469,426	$1,159,558	$559,864
Shares outstanding	109,879	77,120	111,649	99,200	50,383
Net asset value, offering price and redemption price per share	$14.92	$14.24	$13.16	$11.69	$11.11
Class R4
Net assets	$48,342	$48,106	$58,337	$46,814	$49,454
Shares outstanding	3,222	3,359	4,418	3,998	4,449
Net asset value, offering price and redemption price per share	$15.00	$14.32	$13.20	$11.71	$11.12
Class R6
Net assets	$44,132,240	$42,939,311	$35,300,707	$20,989,031	$10,215,715
Shares outstanding	2,952,098	3,012,420	2,682,242	1,796,604	919,694
Net asset value, offering price and redemption price per share	$14.95	$14.25	$13.16	$11.68	$11.11
Class 1
Net assets	$1,202,440,726	$1,376,997,861	$1,312,956,573	$698,625,618	$393,683,084
Shares outstanding	80,516,188	96,602,591	99,770,989	59,857,268	35,427,184
Net asset value, offering price and redemption price per share	$14.93	$14.25	$13.16	$11.67	$11.11

SEE NOTES TO FINANCIAL STATEMENTS	ANNUAL REPORT | JOHN HANCOCK MULTI-INDEX PRESERVATION PORTFOLIOS 29

STATEMENTS OF OPERATIONS For the year ended 8-31-18

	Multi-Index 2060 Preservation Portfolio	Multi-Index 2055 Preservation Portfolio	Multi-Index 2050 Preservation Portfolio	Multi-Index 2045 Preservation Portfolio	Multi-Index 2040 Preservation Portfolio
Investment income
Dividends	$357,254	$2,014,381	$5,207,492	$7,050,475	$9,552,800
Interest	2,260	2,408	3,068	5,668	4,233
Income distributions received from affiliated investments	466,218	2,823,313	7,460,106	9,659,135	11,815,712
Other income received from advisor	21,247	100,195	261,036	416,519	447,504
Securities lending	16,570	96,471	244,618	339,808	387,554
Total investment income	863,549	5,036,768	13,176,320	17,471,605	22,207,803
Expenses
Investment management fees	80,385	438,794	1,127,199	1,503,963	2,036,835
Distribution and service fees	21,748	116,398	293,982	387,414	485,897
Accounting and legal services fees	6,109	33,863	87,264	113,805	144,433
Transfer agent fees	54	45	2,466	2,552	3,061
Trustees’ fees	862	3,879	9,530	12,313	15,705
Custodian fees	35,217	40,901	40,901	40,901	40,901
State registration fees	58,331	59,549	58,598	58,707	58,673
Printing and postage	13,820	14,485	19,526	19,623	20,551
Professional fees	56,015	55,078	68,228	71,866	76,168
Other	9,771	12,337	19,279	20,415	24,947
Total expenses	282,312	775,329	1,726,973	2,231,559	2,907,171
Less expense reductions	(260,634)	(658,971)	(1,432,936)	(1,844,070)	(2,421,254)
Net expenses	21,678	116,358	294,037	387,489	485,917
Net investment income	841,871	4,920,410	12,882,283	17,084,116	21,721,886
Realized and unrealized gain (loss)
Net realized gain (loss) on
Unaffiliated investments	27,029	382,827	1,239,827	493,034	2,168,671
Affiliated investments	(3,540)	96,689	1,867,025	2,001,978	4,869,496
Capital gain distributions received from unaffiliated investments	1,914	11,050	28,706	38,688	71,374
Capital gain distributions received from affiliated investments	3,347,237	20,279,403	53,591,398	69,529,933	85,073,685
	3,372,640	20,769,969	56,726,956	72,063,633	92,183,226
Change in net unrealized appreciation (depreciation) of
Unaffiliated investments	269,871	1,181,001	2,777,788	4,339,562	2,303,961
Affiliated investments	(586,369)	(4,171,707)	(13,236,025)	(17,306,040)	(23,234,564)
	(316,498)	(2,990,706)	(10,458,237)	(12,966,478)	(20,930,603)
Net realized and unrealized gain	3,056,142	17,779,263	46,268,719	59,097,155	71,252,623
Increase (decrease) in net assets from operations	$3,898,013	$22,699,673	$59,151,002	$76,181,271	$92,974,509

30 JOHN HANCOCK MULTI-INDEX PRESERVATION PORTFOLIOS | ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

STATEMENTS OF OPERATIONS For the year ended 8-31-18
Continued

	Multi-Index 2035 Preservation Portfolio	Multi-Index 2030 Preservation Portfolio	Multi-Index 2025 Preservation Portfolio	Multi-Index 2020 Preservation Portfolio	Multi-Index Income Preservation Portfolio
Investment income
Dividends	$14,194,569	$20,992,422	$26,023,750	$18,418,355	$10,419,086
Interest	6,168	7,232	5,546	2,763	2,158
Income distributions received from affiliated investments	13,637,902	12,796,262	8,296,207	2,177,826	549,615
Other income received from advisor	304,268	—	—	—	—
Securities lending	410,438	537,764	512,643	205,272	121,903
Total investment income	28,553,345	34,333,680	34,838,146	20,804,216	11,092,762
Expenses
Investment management fees	2,898,264	4,156,401	4,997,258	3,477,096	2,145,705
Distribution and service fees	626,475	727,686	700,363	398,416	225,987
Accounting and legal services fees	183,354	213,606	206,420	117,168	66,264
Transfer agent fees	3,653	3,640	2,894	1,917	1,050
Trustees’ fees	19,749	23,140	22,390	12,743	6,324
Custodian fees	40,901	40,901	40,901	40,901	40,901
State registration fees	59,837	59,687	59,820	59,300	59,694
Printing and postage	20,895	21,884	21,762	18,765	16,741
Professional fees	81,550	85,858	84,950	78,192	65,544
Other	28,603	34,907	41,085	42,431	37,010
Total expenses	3,963,281	5,367,710	6,177,843	4,246,929	2,665,220
Less expense reductions	(3,336,597)	(4,243,038)	(4,098,754)	(2,487,519)	(1,482,899)
Net expenses	626,684	1,124,672	2,079,089	1,759,410	1,182,321
Net investment income	27,926,661	33,209,008	32,759,057	19,044,806	9,910,441
Realized and unrealized gain (loss)
Net realized gain (loss) on
Unaffiliated investments	3,452,440	4,507,073	3,754,535	(846,486)	1,443,404
Affiliated investments	8,646,763	15,494,004	23,927,348	17,749,226	2,096,084
Capital gain distributions received from unaffiliated investments	112,891	195,953	251,093	197,301	74,494
Capital gain distributions received from affiliated investments	97,379,341	90,957,100	57,353,440	14,251,618	3,054,816
	109,591,435	111,154,130	85,286,416	31,351,659	6,668,798
Change in net unrealized appreciation (depreciation) of
Unaffiliated investments	(2,727,223)	(13,787,159)	(25,319,576)	(20,443,938)	(9,452,152)
Affiliated investments	(29,397,863)	(33,847,572)	(34,316,926)	(19,804,691)	(2,854,611)
	(32,125,086)	(47,634,731)	(59,636,502)	(40,248,629)	(12,306,763)
Net realized and unrealized gain (loss)	77,466,349	63,519,399	25,649,914	(8,896,970)	(5,637,965)
Increase (decrease) in net assets from operations	$105,393,010	$96,728,407	$58,408,971	$10,147,836	$4,272,476

SEE NOTES TO FINANCIAL STATEMENTS	ANNUAL REPORT | JOHN HANCOCK MULTI-INDEX PRESERVATION PORTFOLIOS 31

STATEMENTS OF CHANGES IN NET ASSETS

	Multi-Index 2060 Preservation Portfolio		Multi-Index 2055 Preservation Portfolio		Multi-Index 2050 Preservation Portfolio
	Year ended 8-31-18	Year ended 8-31-17	Year ended 8-31-18	Year ended 8-31-17	Year ended 8-31-18	Year ended 8-31-17
Increase (decrease) in net assets
From operations
Net investment income (loss)	$841,871	$212,155	$4,920,410	$3,804,171	$12,882,283	$11,812,909
Net realized gain (loss)	3,372,640	419,733	20,769,969	8,198,493	56,726,956	26,612,430
Change in net unrealized appreciation (depreciation)	(316,498)	1,363,314	(2,990,706)	13,117,732	(10,458,237)	36,267,350
Increase (decrease) in net assets resulting from
operations	3,898,013	1,995,202	22,699,673	25,120,396	59,151,002	74,692,689
Distributions to shareholders
From net investment income
Class R1	(719)	(1,312)	(840)	(1,716)	(4,461)	(4,744)
Class R2	(834)	(1,512)	(953)	(1,979)	(8,092)	(4,123)
Class R4	(1,342)	(1,882)	(999)	(2,085)	(1,013)	(2,578)
Class R6	(1,523)	(1,793)	(1,598)	(2,278)	(328,032)	(46,577)
Class 1	(689,208)	(118,164)	(4,678,919)	(3,440,512)	(12,255,665)	(11,393,637)
From net realized gain
Class R1	(958)	(2)	(2,393)	(1,634)	(16,117)	(7,957)
Class R2	(955)	(2)	(2,386)	(1,634)	(25,214)	(5,988)
Class R4	(1,458)	(3)	(2,385)	(1,634)	(2,830)	(3,391)
Class R6	(1,517)	(2)	(3,557)	(1,644)	(853,313)	(56,780)
Class 1	(704,231)	(154)	(10,648,463)	(2,544,104)	(32,550,559)	(14,201,627)
Total distributions	(1,402,745)	(124,826)	(15,342,493)	(5,999,220)	(46,045,296)	(25,727,402)
Portfolio share transactions
From portfolio share transactions	30,297,222	20,887,658	33,364,537	39,083,015	12,047,354	12,048,193
Total portfolio share transactions	30,297,222	20,887,658	33,364,537	39,083,015	12,047,354	12,048,193
Total increase	32,792,490	22,758,034	40,721,717	58,204,191	25,153,060	61,013,480
Net assets
Beginning of year	26,450,068	3,692,034	210,683,482	152,479,291	584,060,810	523,047,330
End of year	$59,242,558	$26,450,068	$251,405,199	$210,683,482	$609,213,870	$584,060,810
Undistributed net investment income (loss)	$238,896	$89,883	$1,161,702	$924,684	$2,941,236	$2,655,800
32 JOHN HANCOCK MULTI-INDEX PRESERVATION PORTFOLIOS | ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

STATEMENTS OF CHANGES IN NET ASSETS 8-31-18
Continued

	Multi-Index 2045 Preservation Portfolio		Multi-Index 2040 Preservation Portfolio		Multi-Index 2035 Preservation Portfolio
	Year ended 8-31-18	Year ended 8-31-17	Year ended 8-31-18	Year ended 8-31-17	Year ended 8-31-18	Year ended 8-31-17
Increase (decrease) in net assets
From operations
Net investment income (loss)	$17,084,116	$15,352,436	$21,721,886	$19,970,485	$27,926,661	$26,030,029
Net realized gain (loss)	72,063,633	33,949,312	92,183,226	43,221,571	109,591,435	53,529,230
Change in net unrealized appreciation (depreciation)	(12,966,478)	46,909,310	(20,930,603)	59,321,428	(32,125,086)	66,950,851
Increase (decrease) in net assets resulting from
operations	76,181,271	96,211,058	92,974,509	122,513,484	105,393,010	146,510,110
Distributions to shareholders
From net investment income
Class R1	(8,380)	(7,642)	(4,235)	(3,574)	(20,018)	(10,644)
Class R2	(13,287)	(2,506)	(4,453)	(3,018)	(11,737)	(4,759)
Class R4	(1,018)	(2,567)	(1,157)	(2,546)	(1,016)	(2,511)
Class R6	(316,320)	(33,669)	(433,782)	(52,763)	(481,406)	(44,452)
Class 1	(16,257,168)	(14,724,906)	(20,602,037)	(19,302,601)	(26,517,770)	(25,176,314)
From net realized gain
Class R1	(29,560)	(13,889)	(14,675)	(5,719)	(69,146)	(18,062)
Class R2	(42,249)	(3,964)	(13,557)	(4,183)	(35,897)	(6,922)
Class R4	(2,708)	(3,419)	(3,128)	(3,260)	(2,615)	(3,070)
Class R6	(783,940)	(41,569)	(1,096,376)	(62,537)	(1,151,815)	(50,360)
Class 1	(41,163,551)	(18,586,557)	(52,988,629)	(23,392,812)	(64,830,448)	(29,161,182)
Total distributions	(58,618,181)	(33,420,688)	(75,162,029)	(42,833,013)	(93,121,868)	(54,478,276)
Portfolio share transactions
From portfolio share transactions	23,565,501	10,395,871	(17,252,138)	10,262,518	(23,892,644)	(24,629,505)
Total portfolio share transactions	23,565,501	10,395,871	(17,252,138)	10,262,518	(23,892,644)	(24,629,505)
Total increase (decrease)	41,128,591	73,186,241	560,342	89,942,989	(11,621,502)	67,402,329
Net assets
Beginning of year	752,288,458	679,102,217	983,154,835	893,211,846	1,261,274,192	1,193,871,863
End of year	$793,417,049	$752,288,458	$983,715,177	$983,154,835	$1,249,652,690	$1,261,274,192
Undistributed net investment income (loss)	$4,135,542	$3,646,773	$5,472,718	$4,795,607	$8,000,006	$7,104,462

SEE NOTES TO FINANCIAL STATEMENTS	ANNUAL REPORT | JOHN HANCOCK MULTI-INDEX PRESERVATION PORTFOLIOS 33

STATEMENTS OF CHANGES IN NET ASSETS 8-31-18
Continued

	Multi-Index 2030 Preservation Portfolio		Multi-Index 2025 Preservation Portfolio		Multi-Index 2020 Preservation Portfolio
	Year ended 8-31-18	Year ended 8-31-17	Year ended 8-31-18	Year ended 8-31-17	Year ended 8-31-18	Year ended 8-31-17
Increase (decrease) in net assets
From operations
Net investment income (loss)	$33,209,008	$31,200,936	$32,759,057	$32,364,887	$19,044,806	20,130,968
Net realized gain (loss)	111,154,130	58,873,568	85,286,416	50,011,549	31,351,659	30,638,158
Change in net unrealized appreciation (depreciation)	(47,634,731)	61,283,893	(59,636,502)	30,708,241	(40,248,629)	(9,764,209)
Increase (decrease) in net assets resulting from operations	96,728,407	151,358,397	58,408,971	113,084,677	10,147,836	41,004,917
Distributions to shareholders
From net investment income
Class R1	(13,921)	(7,442)	(4,516)	(1,597)	(4,460)	(2,263)
Class R2	(10,825)	(6,675)	(3,529)	(2,900)	(6,821)	(7,465)
Class R4	(1,011)	(2,397)	(1,166)	(2,309)	(1,073)	(2,152)
Class R6	(484,483)	(67,301)	(409,296)	(40,204)	(302,001)	(53,589)
Class 1	(31,136,652)	(29,981,400)	(31,106,066)	(31,517,469)	(18,734,497)	(19,989,544)
From net realized gain
Class R1	(44,080)	(10,519)	(12,701)	(1,583)	(12,277)	(1,646)
Class R2	(30,592)	(8,069)	(8,118)	(2,232)	(17,368)	(5,294)
Class R4	(2,396)	(2,420)	(2,388)	(1,630)	(2,312)	(1,270)
Class R6	(1,066,955)	(62,880)	(778,374)	(26,213)	(601,681)	(29,198)
Class 1	(70,087,931)	(28,656,191)	(60,444,764)	(21,023,956)	(38,124,287)	(11,142,604)
Total distributions	(102,878,846)	(58,805,294)	(92,770,918)	(52,620,093)	(57,806,777)	(31,235,025)
Portfolio share transactions
From portfolio share transactions	(57,717,343)	(49,151,552)	(106,739,696)	(98,803,714)	(122,872,196)	(124,063,186)
Total portfolio share transactions	(57,717,343)	(49,151,552)	(106,739,696)	(98,803,714)	(122,872,196)	(124,063,186)
Total increase (decrease)	(63,867,782)	43,401,551	(141,101,643)	(38,339,130)	(170,531,137)	(114,293,294)
Net assets
Beginning of year	1,486,179,444	1,442,777,893	1,491,265,626	1,529,604,756	891,542,820	1,005,836,114
End of year	$1,422,311,662	$1,486,179,444	$1,350,163,983	$1,491,265,626	$721,011,683	$891,542,820
Undistributed net investment income (loss)	$11,594,668	$10,030,830	$13,901,111	$12,665,324	$9,349,065	$9,352,472

34 JOHN HANCOCK MULTI-INDEX PRESERVATION PORTFOLIOS | ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

STATEMENTS OF CHANGES IN NET ASSETS 8-31-18
Continued

	Multi-Index Income Preservation Portfolio
	Year ended 8-31-18	Year ended 8-31-17
Increase (decrease) in net assets
From operations
Net investment income (loss)	$9,910,441	$11,107,565
Net realized gain (loss)	6,668,798	4,880,609
Change in net unrealized appreciation (depreciation)	(12,306,763)	(2,552,207)
Increase (decrease) in net assets resulting from operations	4,272,476	13,435,967
Distributions to shareholders
From net investment income
Class R1	(2,605)	(3,290)
Class R2	(5,028)	(5,922)
Class R4	(1,050)	(3,436)
Class R6	(153,967)	(38,010)
Class 1	(10,292,335)	(10,674,676)
From net realized gain
Class R1	(2,382)	(903)
Class R2	(4,111)	(1,443)
Class R4	(767)	(740)
Class R6	(104,259)	(7,415)
Class 1	(7,123,535)	(2,138,802)
Total distributions	(17,690,039)	(12,874,637)
Portfolio share transactions
From portfolio share transactions	(87,329,317)	(124,223,865)
Total portfolio share transactions	(87,329,317)	(124,223,865)
Total decrease	(100,746,880)	(123,662,535)
Net assets
Beginning of year	505,417,142	629,079,677
End of year	$404,670,262	$505,417,142
Undistributed net investment income (loss)	$5,038,702	$5,457,026

SEE NOTES TO FINANCIAL STATEMENTS	ANNUAL REPORT | JOHN HANCOCK MULTI-INDEX PRESERVATION PORTFOLIOS 35

Financial highlights

Multi-Index 2060 Preservation Portfolio
Per share operating performance for a share outstanding throughout each period											Ratios and supplemental data
		Income (loss) from in- vestment operations			Less distributions						Ratios to average net assets
Period ended	Net asset value, beginning of period ($)	Net investment income (loss) ($)[1,2]	Net real- ized and unrealized gain (loss) on invest- ments ($)	Total from investment operations ($)	From net investment income ($)	From net realized gain ($)	Total distribu- tions ($)	Net asset value, end of period ($)	Total return (%)[3]		Expenses before reductions (%)[4]		Expenses including reductions (%)[4]		Net investment income (loss) (%)[2]		Net assets, end of period (in millions)		Portfolio turnover (%)
Class R1
08-31-2018	11.88	0.17	0.99	1.16	(0.18)	(0.24)	(0.42)	12.62	9.87		1.13		0.51		1.36	[5]	—	[6]	10
08-31-2017	10.56	0.19	1.26	1.45	(0.13)	—	(0.13)	11.88	13.89		2.17		0.51		1.68	[5]	—	[6]	14
08-31-2016[7]	10.00	0.01	0.55	0.56	—	—	—	10.56	5.60	[8]	22.82	[9]	0.56	[9]	0.27	[9]	—	[6]	—
Class R2
08-31-2018	11.90	0.20	0.99	1.19	(0.21)	(0.24)	(0.45)	12.64	10.11		0.88		0.27		1.58	[5]	—	[6]	10
08-31-2017	10.58	0.21	1.26	1.47	(0.15)	—	(0.15)	11.90	14.07		1.92		0.26		1.93	[5]	—	[6]	14
08-31-2016[7]	10.00	0.02	0.56	0.58	—	—	—	10.58	5.80	[8]	22.57	[9]	0.31	[9]	0.52	[9]	—	[6]	—
Class R4
08-31-2018	11.90	0.22	1.00	1.22	(0.22)	(0.24)	(0.46)	12.66	10.29		0.88		0.16		1.76	[5]	—	[6]	10
08-31-2017	10.58	0.23	1.25	1.48	(0.16)	—	(0.16)	11.90	14.16		1.92		0.16		2.04	[5]	—	[6]	14
08-31-2016[7]	10.00	0.03	0.55	0.58	—	—	—	10.58	5.80	[8]	22.57	[9]	0.21	[9]	0.62	[9]	—	[6]	—
Class R6
08-31-2018	11.92	0.16	1.07	1.23	(0.24)	(0.24)	(0.48)	12.67	10.46		0.63		—		1.38	[5]	1		10
08-31-2017	10.59	0.24	1.26	1.50	(0.17)	—	(0.17)	11.92	14.38		1.67		—		2.17	[5]	—	[6]	14
08-31-2016[7]	10.00	0.03	0.56	0.59	—	—	—	10.59	5.90	[8]	22.32	[9]	0.05	[9]	0.79	[9]	—	[6]	—
Class 1
08-31-2018	11.91	0.24	0.98	1.22	(0.23)	(0.24)	(0.47)	12.66	10.41		0.67		0.05		1.99	[5]	58		10
08-31-2017	10.58	0.17	1.33	1.50	(0.17)	—	(0.17)	11.91	14.35		1.70		0.05		1.51	[5]	26		14
08-31-2016[7]	10.00	0.01	0.57	0.58	—	—	—	10.58	5.80	[8]	22.36	[9]	0.10	[9]	0.35	[9]	3		—

[1]	Based on average daily shares outstanding.
[2]	Net investment income is affected by the timing and frequency of the declaration of dividends by the underlying funds in which the portfolio invests.
[3]

Total returns would have been lower had certain expenses not been reduced and other income not been received from the Advisor for reimbursement of indirect net expenses associated with the portfolio’s investments in underlying investment companies during the applicable periods.

[4]	Ratios do not include expenses indirectly incurred from underlying funds and can vary based on the mix of underlying funds held by the portfolio.
[5]

Net investment income (loss) per share and net investment income (loss) ratio reflect other income received from the Advisor for reimbursement of indirect net expenses associated with the portfolio’s investments in underlying investment companies of $0.01 and less than $0.005 per share and 0.05% and 0.04% for the periods ended 8-31-18 and 8-31-17, respectively.

[6]	Less than $500,000.
[7]	Period from 3-30-16 (commencement of operations) to 8-31-16.
[8]	Not annualized.
[9]	Annualized.

36 JOHN HANCOCK MULTI-INDEX PRESERVATION PORTFOLIOS | ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

Multi-Index 2055 Preservation Portfolio
Per share operating performance for a share outstanding throughout each period												Ratios and supplemental data
		Income (loss) from in- vestment operations				Less distributions						Ratios to average net assets
Period ended	Net asset value, beginning of period ($)	Net investment income (loss) ($)[1,2]		Net real- ized and unrealized gain (loss) on invest- ments ($)	Total from investment operations ($)	From net investment income ($)	From net realized gain ($)	Total distribu- tions ($)	Net asset value, end of period ($)	Total return (%)[3]		Expenses before reductions (%)[4]		Expenses including reductions (%)[4]		Net investment income (loss) (%)[2]		Net assets, end of period (in millions)		Portfolio turnover (%)
Class R1
08-31-2018	11.82	0.17		0.97	1.14	(0.20)	(0.60)	(0.80)	12.16	9.89		0.80		0.51		1.38	[5]	—	[6]	10
08-31-2017	10.71	0.19		1.25	1.44	(0.17)	(0.16)	(0.33)	11.82	13.85		0.80		0.51		1.68	[5]	—	[6]	11
08-31-2016	10.08	0.16		0.63	0.79	(0.12)	(0.04)	(0.16)	10.71	8.00		0.87		0.55		1.59		—	[6]	3
08-31-2015	10.62	0.14		(0.56)	(0.42)	(0.10)	(0.02)	(0.12)	10.08	(4.04)		7.62		0.77		1.32		—	[6]	13
08-31-2014[7]	10.00	(0.01)		0.63	0.62	—	—	—	10.62	6.20	[8]	23.59	[9]	0.98	[9]	(0.22)[9]		—	[6]	12
Class R2
08-31-2018	11.84	0.16		1.01	1.17	(0.23)	(0.60)	(0.83)	12.18	10.13		0.60		0.31		1.35	[5]	—	[6]	10
08-31-2017	10.73	0.21		1.26	1.47	(0.20)	(0.16)	(0.36)	11.84	14.11		0.55		0.27		1.93	[5]	—	[6]	11
08-31-2016	10.10	0.19		0.63	0.82	(0.15)	(0.04)	(0.19)	10.73	8.26		0.62		0.30		1.84		—	[6]	3
08-31-2015	10.64	0.17		(0.57)	(0.40)	(0.12)	(0.02)	(0.14)	10.10	(3.85)		7.39		0.52		1.57		—	[6]	13
08-31-2014[7]	10.00	—	[10]	0.64	0.64	—	—	—	10.64	6.40	[8]	23.33	[9]	0.73	[9]	0.03	[9]	—	[6]	12
Class R4
08-31-2018	11.85	0.21		0.98	1.19	(0.24)	(0.60)	(0.84)	12.20	10.32		0.55		0.16		1.73	[5]	—	[6]	10
08-31-2017	10.74	0.23		1.25	1.48	(0.21)	(0.16)	(0.37)	11.85	14.21		0.55		0.17		2.03	[5]	—	[6]	11
08-31-2016	10.11	0.20		0.63	0.83	(0.16)	(0.04)	(0.20)	10.74	8.37		0.62		0.20		1.94		—	[6]	3
08-31-2015	10.65	0.18		(0.56)	(0.38)	(0.14)	(0.02)	(0.16)	10.11	(3.67)		7.38		0.37		1.72		—	[6]	13
08-31-2014[7]	10.00	0.01		0.64	0.65	—	—	—	10.65	6.50	[8]	23.32	[9]	0.48	[9]	0.28	[9]	—	[6]	12
Class R6
08-31-2018	11.86	0.19		1.02	1.21	(0.26)	(0.60)	(0.86)	12.21	10.48		0.30		—		1.61	[5]	—	[6]	10
08-31-2017	10.75	0.24		1.26	1.50	(0.23)	(0.16)	(0.39)	11.86	14.38		0.30		—		2.11	[5]	—	[6]	11
08-31-2016	10.12	0.21		0.64	0.85	(0.18)	(0.04)	(0.22)	10.75	8.54		0.37		0.03		2.04		—	[6]	3
08-31-2015	10.66	0.20		(0.56)	(0.36)	(0.16)	(0.02)	(0.18)	10.12	(3.48)		7.75		0.18		1.91		—	[6]	13
08-31-2014[7]	10.00	0.02		0.64	0.66	—	—	—	10.66	6.60	[8]	24.80	[9]	0.23	[9]	0.53	[9]	—	[6]	12
Class 1
08-31-2018	11.85	0.26		0.96	1.22	(0.26)	(0.60)	(0.86)	12.21	10.52		0.33		0.05		2.13	[5]	251		10
08-31-2017	10.74	0.23		1.26	1.49	(0.22)	(0.16)	(0.38)	11.85	14.34		0.34		0.05		2.07	[5]	210		11
08-31-2016	10.11	0.18		0.66	0.84	(0.17)	(0.04)	(0.21)	10.74	8.50		0.40		0.08		1.79		152		3
08-31-2015	10.65	0.14		(0.51)	(0.37)	(0.15)	(0.02)	(0.17)	10.11	(3.52)		0.69		0.23		1.32		62		13
08-31-2014[7]	10.00	0.01		0.64	0.65	—	—	—	10.65	6.50	[8]	6.96	[9]	0.28	[9]	0.25	[9]	8		12

[1]	Based on average daily shares outstanding.
[2]	Net investment income is affected by the timing and frequency of the declaration of dividends by the underlying funds in which the portfolio invests.
[3]

Total returns would have been lower had certain expenses not been reduced and other income not been received from the Advisor for reimbursement of indirect net expenses associated with the portfolio’s investments in underlying investment companies during the applicable periods.

[4]	Ratios do not include expenses indirectly incurred from underlying funds and can vary based on the mix of underlying funds held by the portfolio.
[5]

Net investment income (loss) per share and net investment income (loss) ratio reflect other income received from the Advisor for reimbursement of indirect net expenses associated with the portfolio’s investments in underlying investment companies of $0.01 and less than $0.005 per share and 0.04% and 0.03% for the periods ended 8-31-18 and 8-31-17, respectively.

[6]	Less than $500,000.
[7]	Period from 3-26-14 (commencement of operations) to 8-31-14.
[8]	Not annualized.
[9]	Annualized.
[10]	Less than $0.005 per share.

SEE NOTES TO FINANCIAL STATEMENTS	ANNUAL REPORT | JOHN HANCOCK MULTI-INDEX PRESERVATION PORTFOLIOS 37

Financial highlights continued

Multi-Index 2050 Preservation Portfolio
Per share operating performance for a share outstanding throughout each period										Ratios and supplemental data
		Income (loss) from in- vestment operations			Less distributions					Ratios to average net assets
Period ended	Net asset value, beginning of period ($)	Net investment income (loss) ($)1, [2]	Net realized and unrealized gain (loss) on invest- ments ($)	Total from investment operations ($)	From net investment income ($)	From net realized gain ($)	Total distribu- tions ($)	Net asset value, end of period ($)	Total return (%)[3]	Expenses before reductions (%)[4]	Expenses including reductions (%)[4]	Net investment income (loss) (%)[2]		Net assets, end of period (in millions)		Portfolio turnover (%)
Class R1
08-31-2018	13.55	0.19	1.09	1.28	(0.22)	(0.81)	(1.03)	13.80	9.80	0.96	0.72	1.41	[5]	—	[6]	13
08-31-2017	12.45	0.19	1.45	1.64	(0.20)	(0.34)	(0.54)	13.55	13.60	0.90	0.67	1.45	[5]	—	[6]	12
08-31-2016	11.87	0.17	0.75	0.92	(0.16)	(0.18)	(0.34)	12.45	7.90	0.86	0.66	1.43		—	[6]	6
08-31-2015	12.64	0.15	(0.70)	(0.55)	(0.14)	(0.08)	(0.22)	11.87	(4.41)	3.77	0.83	1.20		—	[6]	5
08-31-2014	10.85	0.12	1.82	1.94	(0.12)	(0.03)	(0.15)	12.64	18.00	14.26	0.99	0.99		—	[6]	9
Class R2
08-31-2018	13.56	0.17	1.14	1.31	(0.26)	(0.81)	(1.07)	13.80	9.91	0.74	0.50	1.29	[5]	1		13
08-31-2017	12.46	0.18	1.49	1.67	(0.23)	(0.34)	(0.57)	13.56	13.96	0.62	0.39	1.44	[5]	1		12
08-31-2016	11.87	0.20	0.76	0.96	(0.19)	(0.18)	(0.37)	12.46	8.24	0.61	0.41	1.73		—	[6]	6
08-31-2015	12.64	0.20	(0.72)	(0.52)	(0.17)	(0.08)	(0.25)	11.87	(4.18)	3.12	0.59	1.56		—	[6]	5
08-31-2014	10.85	0.15	1.82	1.97	(0.15)	(0.03)	(0.18)	12.64	18.27	14.02	0.74	1.24		—	[6]	9
Class R4
08-31-2018	13.59	0.23	1.13	1.36	(0.29)	(0.81)	(1.10)	13.85	10.29	0.50	0.16	1.68	[5]	—	[6]	13
08-31-2017	12.49	0.25	1.45	1.70	(0.26)	(0.34)	(0.60)	13.59	14.14	0.59	0.25	1.98	[5]	—	[6]	12
08-31-2016	11.91	0.23	0.74	0.97	(0.21)	(0.18)	(0.39)	12.49	8.31	0.51	0.20	1.97		—	[6]	6
08-31-2015	12.68	0.22	(0.71)	(0.49)	(0.20)	(0.08)	(0.28)	11.91	(3.93)	4.22	0.39	1.73		—	[6]	5
08-31-2014	10.88	0.18	1.83	2.01	(0.18)	(0.03)	(0.21)	12.68	18.59	13.71	0.49	1.50		—	[6]	9
Class R6
08-31-2018	13.55	0.26	1.12	1.38	(0.31)	(0.81)	(1.12)	13.81	10.49	0.25	—	1.93	[5]	30		13
08-31-2017	12.45	0.19	1.53	1.72	(0.28)	(0.34)	(0.62)	13.55	14.38	0.25	—	1.45	[5]	11		12
08-31-2016	11.87	0.18	0.81	0.99	(0.23)	(0.18)	(0.41)	12.45	8.54	0.26	0.04	1.57		—	[6]	6
08-31-2015	12.64	0.23	(0.69)	(0.46)	(0.23)	(0.08)	(0.31)	11.87	(3.71)	3.41	0.19	1.83		—	[6]	5
08-31-2014	10.85	0.21	1.82	2.03	(0.21)	(0.03)	(0.24)	12.64	18.83	13.65	0.24	1.72		—	[6]	9
Class 1
08-31-2018	13.55	0.30	1.07	1.37	(0.30)	(0.81)	(1.11)	13.81	10.44	0.29	0.05	2.17	[5]	578		13
08-31-2017	12.45	0.27	1.44	1.71	(0.27)	(0.34)	(0.61)	13.55	14.33	0.28	0.05	2.14	[5]	573		12
08-31-2016	11.87	0.24	0.75	0.99	(0.23)	(0.18)	(0.41)	12.45	8.49	0.29	0.09	2.01		522		6
08-31-2015	12.64	0.23	(0.69)	(0.46)	(0.23)	(0.08)	(0.31)	11.87	(3.75)	0.28	0.24	1.81		424		5
08-31-2014	10.85	0.19	1.83	2.02	(0.20)	(0.03)	(0.23)	12.64	18.77	0.29	0.29	1.57		380		9

[1]	Based on average daily shares outstanding.
[2]	Net investment income is affected by the timing and frequency of the declaration of dividends by the underlying funds in which the portfolio invests.
[3]

Total returns would have been lower had certain expenses not been reduced and other income not been received from the Advisor for reimbursement of indirect net expenses associated with the portfolio’s investments in underlying investment companies during the applicable periods.

[4]	Ratios do not include expenses indirectly incurred from underlying funds and can vary based on the mix of underlying funds held by the portfolio.
[5]

Net investment income (loss) per share and net investment income (loss) ratio reflect other income received from the Advisor for reimbursement of indirect net expenses associated with the portfolio’s investments in underlying investment companies of $0.01 and less than $0.005 per share and 0.04% and 0.03% for the periods ended 8-31-18 and 8-31-17, respectively.

[6]	Less than $500,000.

38 JOHN HANCOCK MULTI-INDEX PRESERVATION PORTFOLIOS | ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

Multi-Index 2045 Preservation Portfolio
Per share operating performance for a share outstanding throughout each period										Ratios and supplemental data
		Income (loss) from in- vestment operations			Less distributions					Ratios to average net assets
Period ended	Net asset value, beginning of period ($)	Net investment income (loss) ($)1, [2]	Net realized and unrealized gain (loss) on invest- ments ($)	Total from investment operations ($)	From net investment income ($)	From net realized gain ($)	Total distribu- tions ($)	Net asset value, end of period ($)	Total return (%)[3]	Expenses before reductions (%)[4]	Expenses including reductions (%)[4]	Net investment income (loss) (%)[2]		Net assets, end of period (in millions)		Portfolio turnover (%)
Class R1
08-31-2018	15.19	0.24	1.18	1.42	(0.24)	(0.87)	(1.11)	15.50	9.62	0.99	0.75	1.54	[5]	1		12
08-31-2017	13.97	0.19	1.62	1.81	(0.21)	(0.38)	(0.59)	15.19	13.47	0.96	0.73	1.31	[5]	1		12
08-31-2016	13.33	0.17	0.85	1.02	(0.18)	(0.20)	(0.38)	13.97	7.74	0.97	0.77	1.29		—	[6]	6
08-31-2015	14.17	0.16	(0.78)	(0.62)	(0.15)	(0.07)	(0.22)	13.33	(4.45)	2.77	0.90	1.14		—	[6]	5
08-31-2014	12.16	0.13	2.05	2.18	(0.13)	(0.04)	(0.17)	14.17	18.05	14.27	0.99	0.99		—	[6]	9
Class R2
08-31-2018	15.20	0.24	1.22	1.46	(0.27)	(0.87)	(1.14)	15.52	9.80	0.75	0.51	1.60	[5]	1		12
08-31-2017	13.97	0.16	1.69	1.85	(0.24)	(0.38)	(0.62)	15.20	13.88	0.74	0.50	1.14	[5]	1		12
08-31-2016	13.33	0.20	0.85	1.05	(0.21)	(0.20)	(0.41)	13.97	8.04	0.77	0.53	1.53		—	[6]	6
08-31-2015	14.17	0.23	(0.81)	(0.58)	(0.19)	(0.07)	(0.26)	13.33	(4.22)	2.98	0.61	1.66		—	[6]	5
08-31-2014	12.16	0.16	2.05	2.21	(0.16)	(0.04)	(0.20)	14.17	18.33	13.66	0.74	1.20		—	[6]	9
Class R4
08-31-2018	15.27	0.27	1.24	1.51	(0.32)	(0.87)	(1.19)	15.59	10.21	0.50	0.16	1.71	[5]	—	[6]	12
08-31-2017	14.03	0.30	1.61	1.91	(0.29)	(0.38)	(0.67)	15.27	14.19	0.49	0.16	2.07	[5]	—	[6]	12
08-31-2016	13.37	0.26	0.84	1.10	(0.24)	(0.20)	(0.44)	14.03	8.40	0.50	0.20	1.97		—	[6]	6
08-31-2015	14.21	0.24	(0.79)	(0.55)	(0.22)	(0.07)	(0.29)	13.37	(3.97)	4.22	0.38	1.73		—	[6]	5
08-31-2014	12.20	0.20	2.05	2.25	(0.20)	(0.04)	(0.24)	14.21	18.54	13.73	0.49	1.51		—	[6]	9
Class R6
08-31-2018	15.22	0.29	1.24	1.53	(0.35)	(0.87)	(1.22)	15.53	10.35	0.25	—	1.91	[5]	32		12
08-31-2017	13.99	0.20	1.72	1.92	(0.31)	(0.38)	(0.69)	15.22	14.35	0.24	—	1.36	[5]	10		12
08-31-2016	13.33	0.27	0.86	1.13	(0.27)	(0.20)	(0.47)	13.99	8.62	0.25	0.03	2.02		—	[6]	6
08-31-2015	14.18	0.23	(0.76)	(0.53)	(0.25)	(0.07)	(0.32)	13.33	(3.82)	3.09	0.19	1.64		—	[6]	5
08-31-2014	12.16	0.23	2.06	2.29	(0.23)	(0.04)	(0.27)	14.18	18.97	13.83	0.24	1.74		—	[6]	9
Class 1
08-31-2018	15.21	0.34	1.19	1.53	(0.34)	(0.87)	(1.21)	15.53	10.37	0.29	0.05	2.20	[5]	760		12
08-31-2017	13.98	0.31	1.60	1.91	(0.30)	(0.38)	(0.68)	15.21	14.30	0.28	0.05	2.15	[5]	741		12
08-31-2016	13.33	0.27	0.84	1.11	(0.26)	(0.20)	(0.46)	13.98	8.49	0.28	0.08	2.01		678		6
08-31-2015	14.17	0.26	(0.78)	(0.52)	(0.25)	(0.07)	(0.32)	13.33	(3.80)	0.28	0.24	1.83		554		5
08-31-2014	12.16	0.22	2.05	2.27	(0.22)	(0.04)	(0.26)	14.17	18.83	0.29	0.29	1.61		512		9
[1]	Based on average daily shares outstanding.
[2]	Net investment income is affected by the timing and frequency of the declaration of dividends by the underlying funds in which the portfolio invests.
[3]

Total returns would have been lower had certain expenses not been reduced and other income not been received from the Advisor for reimbursement of indirect net expenses associated with the portfolio’s investments in underlying investment companies during the applicable periods.

[4]	Ratios do not include expenses indirectly incurred from underlying funds and can vary based on the mix of underlying funds held by the portfolio.
[5]

Net investment income (loss) per share and net investment income (loss) ratio reflect other income received from the Advisor for reimbursement of indirect net expenses associated with the portfolio’s investments in underlying investment companies of $0.01 and less than $0.005 per share and 0.05% and 0.03% for the periods ended 8-31-18 and 8-31-17, respectively.

[6]	Less than $500,000.

SEE NOTES TO FINANCIAL STATEMENTS	ANNUAL REPORT | JOHN HANCOCK MULTI-INDEX PRESERVATION PORTFOLIOS 39

Financial highlights continued

Multi-Index 2040 Preservation Portfolio
Per share operating performance for a share outstanding throughout each period										Ratios and supplemental data
		Income (loss) from in- vestment operations			Less distributions					Ratios to average net assets
Period ended	Net asset value, beginning of period ($)	Net investment income (loss) ($)1, [2]	Net realized and unrealized gain (loss) on invest- ments ($)	Total from investment operations ($)	From net investment income ($)	From net realized gain ($)	Total distribu- tions ($)	Net asset value, end of period ($)	Total return (%)[3]	Expenses before reductions (%)[4]	Expenses including reductions (%)[4]	Net investment income (loss) (%)[2]		Net assets, end of period (in millions)		Portfolio turnover (%)
Class R1
08-31-2018	15.09	0.23	1.12	1.35	(0.26)	(0.86)	(1.12)	15.32	9.16	0.96	0.71	1.50	[5]	—	[6]	16
08-31-2017	13.92	0.19	1.58	1.77	(0.23)	(0.37)	(0.60)	15.09	13.15	0.88	0.65	1.36	[5]	—	[6]	13
08-31-2016	13.29	0.19	0.83	1.02	(0.19)	(0.20)	(0.39)	13.92	7.79	0.83	0.63	1.45		—	[6]	7
08-31-2015	14.12	0.16	(0.76)	(0.60)	(0.15)	(0.08)	(0.23)	13.29	(4.34)	4.03	0.80	1.15		—	[6]	5
08-31-2014	12.13	0.13	2.03	2.16	(0.13)	(0.04)	(0.17)	14.12	17.90	14.33	0.99	0.99		—	[6]	9
Class R2
08-31-2018	15.10	0.18	1.20	1.38	(0.29)	(0.86)	(1.15)	15.33	9.40	0.73	0.48	1.19	[5]	1		16
08-31-2017	13.92	0.21	1.60	1.81	(0.26)	(0.37)	(0.63)	15.10	13.51	0.61	0.38	1.46	[5]	—	[6]	13
08-31-2016	13.26	0.23	0.82	1.05	(0.19)	(0.20)	(0.39)	13.92	8.10	0.53	0.33	1.72		—	[6]	7
08-31-2015	14.12	0.36	(0.96)	(0.60)	(0.18)	(0.08)	(0.26)	13.26	(4.32)	2.06	0.69	2.57		—	[6]	5
08-31-2014	12.13	0.08	2.11	2.19	(0.16)	(0.04)	(0.20)	14.12	18.17	6.48	0.74	0.57		—	[6]	9
Class R4
08-31-2018	15.16	0.27	1.17	1.44	(0.33)	(0.86)	(1.19)	15.41	9.76	0.51	0.17	1.76	[5]	—	[6]	16
08-31-2017	13.97	0.28	1.57	1.85	(0.29)	(0.37)	(0.66)	15.16	13.72	0.50	0.17	1.97	[5]	—	[6]	13
08-31-2016	13.33	0.26	0.82	1.08	(0.24)	(0.20)	(0.44)	13.97	8.27	0.50	0.20	1.95		—	[6]	7
08-31-2015	14.17	0.24	(0.79)	(0.55)	(0.21)	(0.08)	(0.29)	13.33	(3.93)	4.24	0.39	1.72		—	[6]	5
08-31-2014	12.18	0.20	2.02	2.22	(0.19)	(0.04)	(0.23)	14.17	18.37	13.76	0.49	1.50		—	[6]	9
Class R6
08-31-2018	15.09	0.30	1.15	1.45	(0.35)	(0.86)	(1.21)	15.33	9.90	0.26	—	2.01	[5]	37		16
08-31-2017	13.91	0.20	1.66	1.86	(0.31)	(0.37)	(0.68)	15.09	13.90	0.25	—	1.40	[5]	14		13
08-31-2016	13.27	0.25	0.85	1.10	(0.26)	(0.20)	(0.46)	13.91	8.50	0.25	0.03	1.94		1		7
08-31-2015	14.12	0.16	(0.68)	(0.52)	(0.25)	(0.08)	(0.33)	13.27	(3.78)	1.07	0.19	1.19		1		5
08-31-2014	12.13	0.23	2.02	2.25	(0.22)	(0.04)	(0.26)	14.12	18.72	7.57	0.24	1.73		—	[6]	9
Class 1
08-31-2018	15.10	0.33	1.11	1.44	(0.34)	(0.86)	(1.20)	15.34	9.84	0.29	0.05	2.20	[5]	946		16
08-31-2017	13.92	0.30	1.55	1.85	(0.30)	(0.37)	(0.67)	15.10	13.83	0.28	0.05	2.14	[5]	969		13
08-31-2016	13.28	0.26	0.83	1.09	(0.25)	(0.20)	(0.45)	13.92	8.44	0.28	0.08	2.00		892		7
08-31-2015	14.13	0.25	(0.78)	(0.53)	(0.24)	(0.08)	(0.32)	13.28	(3.83)	0.28	0.24	1.82		743		5
08-31-2014	12.14	0.21	2.04	2.25	(0.22)	(0.04)	(0.26)	14.13	18.65	0.29	0.29	1.61		686		9

[1]	Based on average daily shares outstanding.
[2]	Net investment income is affected by the timing and frequency of the declaration of dividends by the underlying funds in which the portfolio invests.
[3]

Total returns would have been lower had certain expenses not been reduced and other income not been received from the Advisor for reimbursement of indirect net expenses associated with the portfolio’s investments in underlying investment companies during the applicable periods.

[4]	Ratios do not include expenses indirectly incurred from underlying funds and can vary based on the mix of underlying funds held by the portfolio.
[5]

Net investment income (loss) per share and net investment income (loss) ratio reflect other income received from the Advisor for reimbursement of indirect net expenses associated with the portfolio’s investments in underlying investment companies of $0.01 and less than $0.005 per share and 0.05% and 0.03% for the periods ended 8-31-18 and 8-31-17, respectively.

[6]	Less than $500,000.

40 JOHN HANCOCK MULTI-INDEX PRESERVATION PORTFOLIOS | ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

Multi-Index 2035 Preservation Portfolio
Per share operating performance for a share outstanding throughout each period										Ratios and supplemental data
		Income (loss) from in- vestment operations			Less distributions					Ratios to average net assets
Period ended	Net asset value, beginning of period ($)	Net investment income (loss) ($)1, [2]	Net realized and unrealized gain (loss) on invest- ments ($)	Total from investment operations ($)	From net investment income ($)	From net realized gain ($)	Total distribu- tions ($)	Net asset value, end of period ($)	Total return (%)[3]	Expenses before reductions (%)[4]	Expenses including reductions (%)[4]	Net investment income (loss) (%)[2]		Net assets, end of period (in millions)		Portfolio turnover (%)
Class R1
08-31-2018	14.82	0.24	0.93	1.17	(0.24)	(0.81)	(1.05)	14.94	8.06	0.93	0.66	1.59	[5]	1		17
08-31-2017	13.77	0.16	1.43	1.59	(0.20)	(0.34)	(0.54)	14.82	12.02	0.96	0.71	1.15	[5]	1		15
08-31-2016	13.18	0.17	0.78	0.95	(0.17)	(0.19)	(0.36)	13.77	7.39	1.04	0.80	1.29		1		7
08-31-2015	13.98	0.08	(0.64)	(0.56)	(0.15)	(0.09)	(0.24)	13.18	(4.09)	2.39	0.87	0.56		1		6
08-31-2014	12.09	0.13	1.93	2.06	(0.13)	(0.04)	(0.17)	13.98	17.09	14.45	0.99	0.99		—	[6]	9
Class R2
08-31-2018	14.81	0.20	0.99	1.19	(0.27)	(0.81)	(1.08)	14.92	8.21	0.79	0.52	1.36	[5]	2		17
08-31-2017	13.77	0.21	1.41	1.62	(0.24)	(0.34)	(0.58)	14.81	12.22	0.73	0.48	1.47	[5]	1		15
08-31-2016	13.17	0.21	0.78	0.99	(0.20)	(0.19)	(0.39)	13.77	7.73	0.78	0.55	1.61		—	[6]	7
08-31-2015	13.98	0.24	(0.77)	(0.53)	(0.19)	(0.09)	(0.28)	13.17	(3.93)	2.16	0.67	1.71		—	[6]	6
08-31-2014	12.09	0.16	1.93	2.09	(0.16)	(0.04)	(0.20)	13.98	17.36	13.50	0.74	1.21		—	[6]	9
Class R4
08-31-2018	14.88	0.27	0.98	1.25	(0.32)	(0.81)	(1.13)	15.00	8.61	0.53	0.16	1.79	[5]	—	[6]	17
08-31-2017	13.83	0.29	1.38	1.67	(0.28)	(0.34)	(0.62)	14.88	12.61	0.52	0.16	2.05	[5]	—	[6]	15
08-31-2016	13.22	0.26	0.78	1.04	(0.24)	(0.19)	(0.43)	13.83	8.06	0.52	0.22	1.96		—	[6]	7
08-31-2015	14.03	0.24	(0.74)	(0.50)	(0.22)	(0.09)	(0.31)	13.22	(3.68)	4.29	0.40	1.72		—	[6]	6
08-31-2014	12.13	0.20	1.93	2.13	(0.19)	(0.04)	(0.23)	14.03	17.66	13.87	0.49	1.50		—	[6]	9
Class R6
08-31-2018	14.83	0.30	0.97	1.27	(0.34)	(0.81)	(1.15)	14.95	8.81	0.28	—	2.03	[5]	44		17
08-31-2017	13.78	0.19	1.50	1.69	(0.30)	(0.34)	(0.64)	14.83	12.84	0.27	—	1.34	[5]	15		15
08-31-2016	13.18	0.26	0.79	1.05	(0.26)	(0.19)	(0.45)	13.78	8.21	0.27	0.05	1.99		—	[6]	7
08-31-2015	13.99	0.24	(0.71)	(0.47)	(0.25)	(0.09)	(0.34)	13.18	(3.46)	1.29	0.21	1.76		—	[6]	6
08-31-2014	12.09	0.23	1.93	2.16	(0.22)	(0.04)	(0.26)	13.99	18.00	7.52	0.24	1.73		—	[6]	9
Class 1
08-31-2018	14.82	0.33	0.92	1.25	(0.33)	(0.81)	(1.14)	14.93	8.70	0.32	0.05	2.23	[5]	1,202		17
08-31-2017	13.77	0.30	1.39	1.69	(0.30)	(0.34)	(0.64)	14.82	12.80	0.30	0.05	2.14	[5]	1,244		15
08-31-2016	13.17	0.26	0.78	1.04	(0.25)	(0.19)	(0.44)	13.77	8.16	0.30	0.10	2.03		1,192		7
08-31-2015	13.98	0.25	(0.72)	(0.47)	(0.25)	(0.09)	(0.34)	13.17	(3.50)	0.29	0.26	1.82		1,024		6
08-31-2014	12.09	0.22	1.92	2.14	(0.21)	(0.04)	(0.25)	13.98	17.86	0.29	0.29	1.63		955		9

[1]	Based on average daily shares outstanding.
[2]	Net investment income is affected by the timing and frequency of the declaration of dividends by the underlying funds in which the portfolio invests.
[3]

Total returns would have been lower had certain expenses not been reduced and other income not been received from the Advisor for reimbursement of indirect net expenses associated with the portfolio’s investments in underlying investment companies during the applicable periods.

[4]	Ratios do not include expenses indirectly incurred from underlying funds and can vary based on the mix of underlying funds held by the portfolio.
[5]

Net investment income (loss) per share and net investment income (loss) ratio reflect other income received from the Advisor for reimbursement of indirect net expenses associated with the portfolio’s investments in underlying investment companies of less than $0.005 and less than $0.005 per share and 0.02% and 0.01% for the periods ended 8-31-18 and 8-31-17, respectively.

[6]	Less than $500,000.

SEE NOTES TO FINANCIAL STATEMENTS	ANNUAL REPORT | JOHN HANCOCK MULTI-INDEX PRESERVATION PORTFOLIOS 41

Financial highlights continued

Multi-Index 2030 Preservation Portfolio
Per share operating performance for a share outstanding throughout each period										Ratios and supplemental data
		Income (loss) from investment operations			Less distributions					Ratios to average net assets
Period ended	Net asset value, beginning of period ($)	Net investment income (loss) ($)[1,2]	Net real- ized and unrealized gain (loss) on invest- ments ($)	Total from investment operations ($)	From net investment income ($)	From net realized gain ($)	Total distribu- tions ($)	Net asset value, end of period ($)	Total return (%)[3]	Expenses before reductions (%)[4]	Expenses including reductions (%)[4]	Net investment income (loss) (%)[2]	Net assets, end of period (in millions)		Portfolio turnover (%)
Class R1
08-31-2018	14.33	0.22	0.64	0.86	(0.23)	(0.71)	(0.94)	14.25	6.11	1.00	0.71	1.53	1		18
08-31-2017	13.47	0.18	1.14	1.32	(0.19)	(0.27)	(0.46)	14.33	10.14	0.99	0.73	1.28	1		15
08-31-2016	12.92	0.13	0.79	0.92	(0.17)	(0.20)	(0.37)	13.47	7.23	1.06	0.84	1.03	—	[5]	7
08-31-2015	13.64	0.17	(0.67)	(0.50)	(0.14)	(0.08)	(0.22)	12.92	(3.70)	3.12	0.92	1.23	—	[5]	7
08-31-2014	11.94	0.13	1.73	1.86	(0.13)	(0.03)	(0.16)	13.64	15.65	14.74	1.02	1.01	—	[5]	9
Class R2
08-31-2018	14.32	0.22	0.66	0.88	(0.25)	(0.71)	(0.96)	14.24	6.24	0.84	0.55	1.53	1		18
08-31-2017	13.46	0.18	1.18	1.36	(0.23)	(0.27)	(0.50)	14.32	10.42	0.79	0.53	1.33	1		15
08-31-2016	12.92	0.16	0.77	0.93	(0.19)	(0.20)	(0.39)	13.46	7.38	0.81	0.59	1.25	—	[5]	7
08-31-2015	13.65	0.29	(0.76)	(0.47)	(0.18)	(0.08)	(0.26)	12.92	(3.53)	2.20	0.74	2.10	—	[5]	7
08-31-2014	11.94	0.10	1.80	1.90	(0.16)	(0.03)	(0.19)	13.65	16.01	7.63	0.77	0.76	—	[5]	9
Class R4
08-31-2018	14.39	0.28	0.66	0.94	(0.30)	(0.71)	(1.01)	14.32	6.72	0.58	0.19	1.91	—	[5]	18
08-31-2017	13.53	0.28	1.12	1.40	(0.27)	(0.27)	(0.54)	14.39	10.73	0.56	0.20	2.03	—	[5]	15
08-31-2016	12.97	0.25	0.74	0.99	(0.23)	(0.20)	(0.43)	13.53	7.80	0.55	0.25	1.94	—	[5]	7
08-31-2015	13.69	0.23	(0.66)	(0.43)	(0.21)	(0.08)	(0.29)	12.97	(3.21)	4.41	0.43	1.71	—	[5]	7
08-31-2014	11.98	0.20	1.73	1.93	(0.19)	(0.03)	(0.22)	13.69	16.23	14.14	0.52	1.51	—	[5]	9
Class R6
08-31-2018	14.33	0.29	0.67	0.96	(0.33)	(0.71)	(1.04)	14.25	6.84	0.33	0.03	2.10	43		18
08-31-2017	13.47	0.21	1.21	1.42	(0.29)	(0.27)	(0.56)	14.33	10.96	0.31	0.04	1.56	16		15
08-31-2016	12.92	0.20	0.80	1.00	(0.25)	(0.20)	(0.45)	13.47	7.95	0.30	0.09	1.63	1		7
08-31-2015	13.64	0.19	(0.59)	(0.40)	(0.24)	(0.08)	(0.32)	12.92	(2.99)	1.21	0.24	1.42	1		7
08-31-2014	11.94	0.23	1.72	1.95	(0.22)	(0.03)	(0.25)	13.64	16.48	5.76	0.27	1.82	—	[5]	9
Class 1
08-31-2018	14.33	0.32	0.63	0.95	(0.32)	(0.71)	(1.03)	14.25	6.79	0.37	0.08	2.28	1,377		18
08-31-2017	13.48	0.29	1.11	1.40	(0.28)	(0.27)	(0.55)	14.33	10.83	0.35	0.09	2.14	1,468		15
08-31-2016	12.93	0.26	0.73	0.99	(0.24)	(0.20)	(0.44)	13.48	7.89	0.34	0.14	2.02	1,440		7
08-31-2015	13.65	0.25	(0.65)	(0.40)	(0.24)	(0.08)	(0.32)	12.93	(3.03)	0.32	0.29	1.82	1,245		7
08-31-2014	11.94	0.21	1.74	1.95	(0.21)	(0.03)	(0.24)	13.65	16.51	0.32	0.32	1.65	1,196		9

[1]	Based on average daily shares outstanding.
[2]	Net investment income is affected by the timing and frequency of the declaration of dividends by the underlying funds in which the portfolio invests.
[3]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[4]	Ratios do not include expenses indirectly incurred from underlying funds and can vary based on the mix of underlying funds held by the portfolio.
[5]	Less than $500,000.

42 JOHN HANCOCK MULTI-INDEX PRESERVATION PORTFOLIOS | ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

Multi-Index 2025 Preservation Portfolio
Per share operating performance for a share outstanding throughout each period										Ratios and supplemental data
		Income (loss) from investment operations			Less distributions					Ratios to average net assets
Period ended	Net asset value, beginning of period ($)	Net investment income (loss) ($)[1,2]	Net real- ized and unrealized gain (loss) on invest- ments ($)	Total from investment operations ($)	From net investment income ($)	From net realized gain ($)	Total distribu- tions ($)	Net asset value, end of period ($)	Total return (%)[3]	Expenses before reductions (%)[4]	Expenses including reductions (%)[4]	Net investment income (loss) (%)[2]	Net assets, end of period (in millions)		Portfolio turnover (%)
Class R1
08-31-2018	13.49	0.21	0.25	0.46	(0.21)	(0.59)	(0.80)	13.15	3.46	1.12	0.83	1.57	—	[5]	14
08-31-2017	12.97	0.13	0.75	0.88	(0.18)	(0.18)	(0.36)	13.49	7.03	1.15	0.86	1.00	—	[5]	14
08-31-2016	12.52	0.17	0.63	0.80	(0.16)	(0.19)	(0.35)	12.97	6.52	1.11	0.90	1.35	—	[5]	9
08-31-2015	13.09	0.18	(0.55)	(0.37)	(0.13)	(0.07)	(0.20)	12.52	(2.88)	3.61	0.99	1.38	—	[5]	9
08-31-2014	11.71	0.13	1.40	1.53	(0.12)	(0.03)	(0.15)	13.09	13.13	15.21	1.08	1.03	—	[5]	13
Class R2
08-31-2018	13.51	0.17	0.33	0.50	(0.26)	(0.59)	(0.85)	13.16	3.74	0.88	0.59	1.36	1		14
08-31-2017	12.99	0.23	0.71	0.94	(0.24)	(0.18)	(0.42)	13.51	7.47	0.70	0.44	1.75	—	[5]	14
08-31-2016	12.53	0.22	0.64	0.86	(0.21)	(0.19)	(0.40)	12.99	6.99	0.70	0.50	1.77	—	[5]	9
08-31-2015	13.09	0.19	(0.52)	(0.33)	(0.16)	(0.07)	(0.23)	12.53	(2.56)	4.41	0.65	1.49	—	[5]	9
08-31-2014	11.71	0.16	1.40	1.56	(0.15)	(0.03)	(0.18)	13.09	13.40	15.08	0.83	1.28	—	[5]	13
Class R4
08-31-2018	13.54	0.28	0.26	0.54	(0.29)	(0.59)	(0.88)	13.20	4.05	0.66	0.27	2.06	—	[5]	14
08-31-2017	13.02	0.26	0.70	0.96	(0.26)	(0.18)	(0.44)	13.54	7.64	0.63	0.27	2.03	—	[5]	14
08-31-2016	12.55	0.25	0.63	0.88	(0.22)	(0.19)	(0.41)	13.02	7.18	0.62	0.32	1.96	—	[5]	9
08-31-2015	13.12	0.22	(0.53)	(0.31)	(0.19)	(0.07)	(0.26)	12.55	(2.39)	4.62	0.50	1.71	—	[5]	9
08-31-2014	11.74	0.19	1.40	1.59	(0.18)	(0.03)	(0.21)	13.12	13.63	14.64	0.58	1.53	—	[5]	13
Class R6
08-31-2018	13.50	0.29	0.27	0.56	(0.31)	(0.59)	(0.90)	13.16	4.24	0.40	0.10	2.21	35		14
08-31-2017	12.98	0.21	0.77	0.98	(0.28)	(0.18)	(0.46)	13.50	7.84	0.38	0.11	1.67	13		14
08-31-2016	12.52	0.22	0.67	0.89	(0.24)	(0.19)	(0.43)	12.98	7.30	0.37	0.15	1.80	1		9
08-31-2015	13.09	0.22	(0.49)	(0.27)	(0.23)	(0.07)	(0.30)	12.52	(2.16)	1.14	0.30	1.70	1		9
08-31-2014	11.71	0.22	1.40	1.62	(0.21)	(0.03)	(0.24)	13.09	13.94	3.15	0.33	1.77	1		13
Class 1
08-31-2018	13.50	0.31	0.24	0.55	(0.30)	(0.59)	(0.89)	13.16	4.19	0.44	0.15	2.32	1,313		14
08-31-2017	12.98	0.28	0.69	0.97	(0.27)	(0.18)	(0.45)	13.50	7.79	0.42	0.16	2.15	1,477		14
08-31-2016	12.52	0.25	0.64	0.89	(0.24)	(0.19)	(0.43)	12.98	7.25	0.40	0.20	2.04	1,528		9
08-31-2015	13.09	0.24	(0.52)	(0.28)	(0.22)	(0.07)	(0.29)	12.52	(2.20)	0.39	0.35	1.82	1,352		9
08-31-2014	11.71	0.21	1.40	1.61	(0.20)	(0.03)	(0.23)	13.09	13.89	0.38	0.38	1.68	1,294		13

[1]	Based on average daily shares outstanding.
[2]	Net investment income is affected by the timing and frequency of the declaration of dividends by the underlying funds in which the portfolio invests.
[3]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[4]	Ratios do not include expenses indirectly incurred from underlying funds and can vary based on the mix of underlying funds held by the portfolio.
[5]	Less than $500,000.

SEE NOTES TO FINANCIAL STATEMENTS	ANNUAL REPORT | JOHN HANCOCK MULTI-INDEX PRESERVATION PORTFOLIOS 43

Financial highlights continued

Multi-Index 2020 Preservation Portfolio
Per share operating performance for a share outstanding throughout each period										Ratios and supplemental data
		Income (loss) from investment operations			Less distributions					Ratios to average net assets
Period ended	Net asset value, beginning of period ($)	Net investment income (loss) ($)[1,2]	Net real- ized and unrealized gain (loss) on invest- ments ($)	Total from investment operations ($)	From net investment income ($)	From net realized gain ($)	Total distribu- tions ($)	Net asset value, end of period ($)	Total return (%)[3]	Expenses before reductions (%)[4]	Expenses including reductions (%)[4]	Net investment income (loss) (%)[2]	Net assets, end of period (in millions)		Portfolio turnover (%)
Class R1
08-31-2018	12.39	0.21	(0.14)	0.07	(0.21)	(0.57)	(0.78)	11.68	0.61	1.20	0.89	1.73	—	[5]	11
08-31-2017	12.26	0.16	0.31	0.47	(0.20)	(0.14)	(0.34)	12.39	3.94	1.10	0.82	1.35	—	[5]	13
08-31-2016	11.92	0.18	0.52	0.70	(0.16)	(0.20)	(0.36)	12.26	6.02	0.97	0.75	1.54	—	[5]	13
08-31-2015	12.36	0.15	(0.38)	(0.23)	(0.12)	(0.09)	(0.21)	11.92	(1.88)	4.84	0.99	1.25	—	[5]	13
08-31-2014	11.40	0.12	0.99	1.11	(0.11)	(0.04)	(0.15)	12.36	9.78	15.97	1.15	1.02	—	[5]	16
Class R2
08-31-2018	12.39	0.20	(0.09)	0.11	(0.24)	(0.57)	(0.81)	11.69	0.84	0.99	0.68	1.70	1		11
08-31-2017	12.24	0.19	0.30	0.49	(0.20)	(0.14)	(0.34)	12.39	4.16	0.96	0.67	1.59	—	[5]	13
08-31-2016	11.91	0.20	0.50	0.70	(0.17)	(0.20)	(0.37)	12.24	6.00	0.95	0.71	1.67	—	[5]	13
08-31-2015	12.37	0.15	(0.37)	(0.22)	(0.15)	(0.09)	(0.24)	11.91	(1.80)	1.91	0.88	1.27	1		13
08-31-2014	11.40	0.13	1.02	1.15	(0.14)	(0.04)	(0.18)	12.37	10.13	10.59	0.90	1.07	—	[5]	16
Class R4
08-31-2018	12.41	0.27	(0.12)	0.15	(0.28)	(0.57)	(0.85)	11.71	1.19	0.74	0.33	2.22	—	[5]	11
08-31-2017	12.26	0.24	0.29	0.53	(0.24)	(0.14)	(0.38)	12.41	4.50	0.72	0.34	2.01	—	[5]	13
08-31-2016	11.93	0.23	0.51	0.74	(0.21)	(0.20)	(0.41)	12.26	6.34	0.70	0.38	1.94	—	[5]	13
08-31-2015	12.38	0.20	(0.38)	(0.18)	(0.18)	(0.09)	(0.27)	11.93	(1.47)	4.93	0.57	1.65	—	[5]	13
08-31-2014	11.41	0.18	1.00	1.18	(0.17)	(0.04)	(0.21)	12.38	10.39	15.33	0.65	1.52	—	[5]	16
Class R6
08-31-2018	12.38	0.27	(0.10)	0.17	(0.30)	(0.57)	(0.87)	11.68	1.37	0.49	0.17	2.33	21		11
08-31-2017	12.24	0.23	0.31	0.54	(0.26)	(0.14)	(0.40)	12.38	4.61	0.47	0.17	1.92	10		13
08-31-2016	11.91	0.19	0.57	0.76	(0.23)	(0.20)	(0.43)	12.24	6.55	0.45	0.21	1.68	2		13
08-31-2015	12.36	0.22	(0.37)	(0.15)	(0.21)	(0.09)	(0.30)	11.91	(1.23)	1.35	0.38	1.77	—	[5]	13
08-31-2014	11.40	0.21	0.99	1.20	(0.20)	(0.04)	(0.24)	12.36	10.59	4.41	0.40	1.75	—	[5]	16
Class 1
08-31-2018	12.37	0.28	(0.12)	0.16	(0.29)	(0.57)	(0.86)	11.67	1.33	0.53	0.22	2.38	699		11
08-31-2017	12.23	0.26	0.27	0.53	(0.25)	(0.14)	(0.39)	12.37	4.56	0.50	0.22	2.14	881		13
08-31-2016	11.90	0.24	0.51	0.75	(0.22)	(0.20)	(0.42)	12.23	6.50	0.48	0.26	2.04	1,003		13
08-31-2015	12.36	0.22	(0.38)	(0.16)	(0.21)	(0.09)	(0.30)	11.90	(1.36)	0.46	0.43	1.78	939		13
08-31-2014	11.39	0.20	1.00	1.20	(0.19)	(0.04)	(0.23)	12.36	10.63	0.45	0.45	1.69	947		16

[1]	Based on average daily shares outstanding.
[2]	Net investment income is affected by the timing and frequency of the declaration of dividends by the underlying funds in which the portfolio invests.
[3]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[4]	Ratios do not include expenses indirectly incurred from underlying funds and can vary based on the mix of underlying funds held by the portfolio.
[5]	Less than $500,000.

44 JOHN HANCOCK MULTI-INDEX PRESERVATION PORTFOLIOS | ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

Multi-Index Income Preservation Portfolio
Per share operating performance for a share outstanding throughout each period										Ratios and supplemental data
		Income (loss) from investment operations			Less distributions					Ratios to average net assets
Period ended	Net asset value, beginning of period ($)	Net investment income (loss) ($)[1,2]	Net real- ized and unrealized gain (loss) on invest- ments ($)	Total from investment operations ($)	From net investment income ($)	From net realized gain ($)	Total distribu- tions ($)	Net asset value, end of period ($)	Total return (%)[3]	Expenses before reductions (%)[4]	Expenses including reductions (%)[4]	Net investment income (loss) (%)[2]	Net assets, end of period (in millions)		Portfolio turnover (%)
Class R1
08-31-2018	11.44	0.18	(0.13)	0.05	(0.19)	(0.18)	(0.37)	11.12	0.43	1.17	0.85	1.58	—	[5]	7
08-31-2017	11.40	0.15	0.08	0.23	(0.15)	(0.04)	(0.19)	11.44	2.08	1.09	0.79	1.37	—	[5]	5
08-31-2016	11.23	0.13	0.34	0.47	(0.14)	(0.16)	(0.30)	11.40	4.26	1.11	0.85	1.23	—	[5]	17	[6]
08-31-2015	11.50	0.12	(0.19)	(0.07)	(0.11)	(0.09)	(0.20)	11.23	(0.63)	5.44	1.06	1.05	—	[5]	32
08-31-2014	10.98	0.10	0.55	0.65	(0.09)	(0.04)	(0.13)	11.50	5.95	16.81	1.25	0.91	—	[5]	22
Class R2
08-31-2018	11.44	0.18	(0.12)	0.06	(0.21)	(0.18)	(0.39)	11.11	0.54	1.01	0.68	1.67	1		7
08-31-2017	11.39	0.18	0.08	0.26	(0.17)	(0.04)	(0.21)	11.44	2.34	0.89	0.59	1.61	—	[5]	5
08-31-2016	11.23	0.15	0.33	0.48	(0.16)	(0.16)	(0.32)	11.39	4.41	0.94	0.67	1.39	—	[5]	17	[6]
08-31-2015	11.50	0.14	(0.18)	(0.04)	(0.14)	(0.09)	(0.23)	11.23	(0.38)	4.59	0.82	1.24	—	[5]	32
08-31-2014	10.98	0.13	0.55	0.68	(0.12)	(0.04)	(0.16)	11.50	6.22	16.81	1.00	1.16	—	[5]	22
Class R4
08-31-2018	11.44	0.23	(0.13)	0.10	(0.24)	(0.18)	(0.42)	11.12	0.87	0.80	0.37	2.05	—	[5]	7
08-31-2017	11.39	0.21	0.07	0.28	(0.19)	(0.04)	(0.23)	11.44	2.55	0.78	0.38	1.83	—	[5]	5
08-31-2016	11.22	0.18	0.33	0.51	(0.18)	(0.16)	(0.34)	11.39	4.65	0.81	0.45	1.64	—	[5]	17	[6]
08-31-2015	11.50	0.17	(0.19)	(0.02)	(0.17)	(0.09)	(0.26)	11.22	(0.22)	5.29	0.65	1.46	—	[5]	32
08-31-2014	10.98	0.16	0.55	0.71	(0.15)	(0.04)	(0.19)	11.50	6.48	16.19	0.75	1.42	—	[5]	22
Class R6
08-31-2018	11.42	0.24	(0.11)	0.13	(0.26)	(0.18)	(0.44)	11.11	1.13	0.55	0.21	2.17	10		7
08-31-2017	11.37	0.21	0.09	0.30	(0.21)	(0.04)	(0.25)	11.42	2.73	0.53	0.21	1.86	6		5
08-31-2016	11.22	0.16	0.35	0.51	(0.20)	(0.16)	(0.36)	11.37	4.66	0.56	0.28	1.55	2		17	[6]
08-31-2015	11.51	0.19	(0.19)	—	(0.20)	(0.09)	(0.29)	11.22	(0.05)	2.82	0.46	1.65	—	[5]	32
08-31-2014	10.98	0.19	0.56	0.75	(0.18)	(0.04)	(0.22)	11.51	6.84	8.15	0.50	1.66	—	[5]	22
Class 1
08-31-2018	11.43	0.24	(0.13)	0.11	(0.25)	(0.18)	(0.43)	11.11	0.99	0.59	0.26	2.19	394		7
08-31-2017	11.38	0.22	0.08	0.30	(0.21)	(0.04)	(0.25)	11.43	2.68	0.56	0.26	1.96	499		5
08-31-2016	11.22	0.20	0.31	0.51	(0.19)	(0.16)	(0.35)	11.38	4.70	0.59	0.33	1.78	627		17	[6]
08-31-2015	11.51	0.18	(0.19)	(0.01)	(0.19)	(0.09)	(0.28)	11.22	(0.10)	0.55	0.51	1.60	404		32
08-31-2014	10.98	0.18	0.56	0.74	(0.17)	(0.04)	(0.21)	11.51	6.79	0.55	0.55	1.61	440		22
[1]	Based on average daily shares outstanding.
[2]	Net investment income is affected by the timing and frequency of the declaration of dividends by the underlying funds in which the portfolio invests.
[3]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[4]	Ratios do not include expenses indirectly incurred from underlying funds and can vary based on the mix of underlying funds held by the portfolio.
[5]	Less than $500,000.
[6]	Excludes merger activity.

SEE NOTES TO FINANCIAL STATEMENTS	ANNUAL REPORT | JOHN HANCOCK MULTI-INDEX PRESERVATION PORTFOLIOS 45

Notes to financial statements

Note 1 — Organization

John Hancock Funds II (the Trust) is an open-end management investment company organized as a Massachusetts business trust and registered under the Investment Company Act of 1940, as amended (the 1940 Act). It is a series company with multiple investment series, ten of which (collectively, Multi-Index Preservation Portfolios, or the portfolios, and each individually, the portfolio), are presented in this report. The Multi-Index Preservation Portfolios are series of the Trust and operate as "funds of funds" that may invest in other series of the Trust, other funds in the John Hancock group of funds complex, non-John Hancock funds and certain other investments.

The portfolios may offer multiple classes of shares. The shares currently offered by the portfolios are detailed in the Statements of assets and liabilities. Class R1, Class R2 and Class R4 shares are available only to certain retirement and 529 plans. Class R6 shares are only available to certain retirement plans, institutions and other investors. Class 1 shares are offered only to certain affiliates of Manulife Financial Corporation (MFC). Shareholders of each class have exclusive voting rights to matters that affect that class. The distribution and service fees, if any, and transfer agent fees for each class may differ.

The investment objective of each portfolio, with the exception of Multi-Index Income Preservation Portfolio, is to seek high total return until the portfolio's target retirement date, with a greater focus on income as the target date approaches. The investment objective of Multi-Index Income Preservation Portfolio is to seek total return with a focus on current income. Total return, commonly understood as the combination of income and capital appreciation, includes interest, capital gains, dividends, and distributions realized over a given period of time.

The accounting policies of the John Hancock underlying funds in which the portfolios invest are outlined in the underlying funds' shareholder reports, which include the underlying funds' financial statements, available without charge by calling 800-344-1029 or visiting jhinvestments.com, on the Securities and Exchange Commission (SEC) website at sec.gov or at the SEC's public reference room in Washington, D.C. The underlying funds are not covered by this report.

Note 2 — Significant accounting policies

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (US GAAP), which require management to make certain estimates and assumptions as of the date of the financial statements. Actual results could differ from those estimates and those differences could be significant. The portfolios qualify as investment companies under Topic 946 of Accounting Standards Codification of US GAAP.

Events or transactions occurring after the end of the fiscal period through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the portfolios:

Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the net asset value (NAV) may be determined as of the regularly scheduled close of the NYSE pursuant to the portfolios' Valuation Policies and Procedures.

In order to value the securities, the portfolios use the following valuation techniques: Investments by the portfolios in underlying affiliated funds and/or other open-end management investment companies are valued at their respective NAVs each business day. Exchange-traded funds (ETFs) held by the portfolios are typically valued at the last sale price or official closing price on the exchange or principal market where the security trades. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price.

In certain instances, the Pricing Committee may determine to value equity securities using prices obtained from another exchange or market if trading on the exchange or market on which prices are typically obtained did not open for trading as scheduled, or if trading closed earlier than scheduled, and trading occurred as normal on another exchange or market.

The portfolios use a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities, including registered investment companies. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the portfolios' own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.

As of August 31, 2018, all investments for all portfolios are categorized as Level 1 under the hierarchy described above.

Security transactions and related investment income. Investment security transactions are accounted for on a trade date plus one basis for daily NAV calculations. However, for financial reporting purposes, investment transactions are reported on trade date. Interest income is accrued as earned. Dividend income is recorded on the ex-date, except for dividends of foreign securities where the dividend may not be known until after the ex-date. In those cases, dividend income, net of withholding taxes, is recorded when the portfolios become aware of the dividends. Income and capital gain distributions from underlying funds are recorded on ex-date. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds from litigation.

Securities lending. The portfolios may lend their securities to earn additional income. They receive cash collateral from the borrower in an amount not less than the market value of the loaned securities. The portfolios will invest its collateral in John Hancock Collateral Trust (JHCT), an affiliate of the portfolios, which has a floating NAV and is registered with the Securities and Exchange Commission as an investment company. JHCT invests in short-term money market investments. Each portfolio will receive the benefit of any gains and bear any losses generated by JHCT with respect to the cash collateral.

ANNUAL REPORT   |   JOHN HANCOCK MULTI-INDEX PRESERVATION PORTFOLIOS       46

The portfolios have the right to recall loaned securities on demand. If a borrower fails to return loaned securities when due, then the lending agent is responsible and indemnifies the respective portfolio for the lent securities. The lending agent uses the collateral received from the borrower to purchase replacement securities of the same issue, type, class and series of the loaned securities. If the value of the collateral is less than the purchase cost of replacement securities, the lending agent is responsible for satisfying the shortfall but only to the extent that the shortfall is not due to any decrease in the value of JHCT.

Although the risk of the loss of the securities lent is mitigated by receiving collateral from the borrower and through lending agent indemnification, the porfolios could experience a delay in recovering securities or could experience a lower than expected return if the borrower fails to return the securities on a timely basis. The portfolios receive compensation for lending their securities by retaining a portion of the return on the investment of the collateral and compensation from fees earned from borrowers of the securities. Securities lending income received by the portfolios is net of fees retained by the securities lending agent. Net income received from JHCT is a component of securities lending income as recorded on the Statements of operations.

Obligations to repay collateral received by the portfolios are shown on the Statements of assets and liabilities as Payable upon return of securities loaned and are secured by the loaned securities.

As of August 31, 2018, the portfolios loaned securities as follows:

Portfolio	Market value of securities on loan	Cash collateral received
Multi-Index 2060 Preservation Portfolio	$1,733,754	$1,768,940
Multi-Index 2055 Preservation Portfolio	7,194,108	7,340,110
Multi-Index 2050 Preservation Portfolio	30,705,928	31,361,976
Multi-Index 2045 Preservation Portfolio	40,762,318	41,594,230
Multi-Index 2040 Preservation Portfolio	45,514,474	46,449,718
Multi-Index 2035 Preservation Portfolio	61,463,790	62,770,530
Multi-Index 2030 Preservation Portfolio	60,897,381	62,136,186
Multi-Index 2025 Preservation Portfolio	48,463,852	49,461,359
Multi-Index 2020 Preservation Portfolio	31,074,719	31,724,250
Multi-Index Income Preservation Portfolio	9,596,796	9,791,560

Line of credit. The portfolios may have the ability to borrow from banks for temporary or emergency purposes, including meeting redemption requests that otherwise might require the untimely sale of securities. Pursuant to the portfolios' custodian agreement, the custodian may loan money to the portfolios to make properly authorized payments. The portfolios are obligated to repay the custodian for any overdraft, including any related costs or expenses. The custodian may have a lien, security interest or security entitlement in any portfolio property that is not otherwise segregated or pledged, to the extent of any overdraft, and to the maximum extent permitted by law. Any overdrafts at period end are presented under the caption Due to custodian in the Statements of assets and liabilities.

The portfolios and other affiliated funds have entered into a syndicated line of credit agreement with Citibank, N.A. as the administrative agent that enables them to participate in a $750 million unsecured committed line of credit. Excluding commitments designated for certain funds and subject to the need of all other affiliated funds, the portfolios can borrow up to an aggregate commitment amount of $500 million, subject to asset coverage and other limitations as specified in the agreement. A commitment fee payable at the end of each calendar quarter, based on the average daily unused portion of the line of credit, is charged to each participating portfolio based on a combination of fixed and asset based allocations and is reflected in Other expenses on the Statements of operations. For the year ended August 31, 2018, the portfolios had no borrowings under the line of credit.

Commitment fees for the year ended August 31, 2018 were as follows:

Portfolio	Commitment fee
Multi-Index 2060 Preservation Portfolio	$2,041
Multi-Index 2055 Preservation Portfolio	2,429
Multi-Index 2050 Preservation Portfolio	3,181
Multi-Index 2045 Preservation Portfolio	3,554
Multi-Index 2040 Preservation Portfolio	3,986
Multi-Index 2035 Preservation Portfolio	4,532
Multi-Index 2030 Preservation Portfolio	4,966
Multi-Index 2025 Preservation Portfolio	4,879
Multi-Index 2020 Preservation Portfolio	3,617
Multi-Index Income Preservation Portfolio	2,898

Expenses. Within the John Hancock group of funds complex, expenses that are directly attributable to an individual portfolio are allocated to such portfolio. Expenses that are not readily attributable to a specific portfolio are allocated among all portfolios in an equitable manner, taking into consideration, among other things, the nature and type of expense and the portfolio's relative net assets. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Class allocations. Income, common expenses and realized and unrealized gains (losses) are determined at the portfolio level and allocated daily to each class of shares based on the net assets of the class. Class-specific expenses, such as distribution and service fees, if any, and transfer agent fees, for all classes, are charged daily at the class level based on the net assets of each class and the specific expense rates applicable to each class.

ANNUAL REPORT   |   JOHN HANCOCK MULTI-INDEX PRESERVATION PORTFOLIOS       47

Federal income taxes. Each portfolio intends to continue to qualify as a regulated investment company by complying with the applicable provisions of the Internal Revenue Code and will not be subject to federal income tax on taxable income that is distributed to shareholders. Therefore, no federal income tax provision is required.

As of August 31, 2018, the portfolios had no uncertain tax positions that would require financial statement recognition, derecognition or disclosure. The portfolios' federal tax returns are subject to examination by the Internal Revenue Service for a period of three years.

For federal income tax purposes, the costs of investments owned on August 31, 2018, including short-term investments, were as follows:

Portfolio	Aggregate cost	Unrealized appreciation	Unrealized (depreciation)	Net unrealized appreciation/ (depreciation)
Multi-Index 2060 Preservation Portfolio	$60,331,920	$1,127,576	($159,153)	$968,423
Multi-Index 2055 Preservation Portfolio	247,570,050	12,368,357	(595,870)	11,772,487
Multi-Index 2050 Preservation Portfolio	578,093,747	65,628,107	(2,028,842)	63,599,265
Multi-Index 2045 Preservation Portfolio	739,018,372	99,823,169	(2,922,521)	96,900,648
Multi-Index 2040 Preservation Portfolio	907,717,426	128,154,298	(4,765,174)	123,389,124
Multi-Index 2035 Preservation Portfolio	1,161,144,962	160,841,712	(8,907,662)	151,934,050
Multi-Index 2030 Preservation Portfolio	1,334,298,524	167,164,142	(15,903,062)	151,261,080
Multi-Index 2025 Preservation Portfolio	1,299,862,832	122,214,209	(20,853,070)	101,361,139
Multi-Index 2020 Preservation Portfolio	743,754,900	25,396,709	(13,649,048)	11,747,661
Multi-Index Income Preservation Portfolio	412,852,907	8,969,865	(6,418,561)	2,551,304

Distribution of income and gains. Distributions to shareholders from net investment income and net realized gains, if any, are recorded on the ex-date. The portfolios generally declare and pay dividends and capital gain distributions, if any, annually.

The tax character of distributions for the year ended August 31, 2018 was as follows:

Portfolio	Ordinary income	Long term capital gains	Total
Multi-Index 2060 Preservation Portfolio	$923,718	479,027	$1,402,745
Multi-Index 2055 Preservation Portfolio	6,077,473	$9,265,020	15,342,493
Multi-Index 2050 Preservation Portfolio	16,281,198	29,764,098	46,045,296
Multi-Index 2045 Preservation Portfolio	21,701,953	36,916,228	58,618,181
Multi-Index 2040 Preservation Portfolio	27,361,435	47,800,594	75,162,029
Multi-Index 2035 Preservation Portfolio	34,278,626	58,843,242	93,121,868
Multi-Index 2030 Preservation Portfolio	38,456,475	64,422,371	102,878,846
Multi-Index 2025 Preservation Portfolio	40,027,264	52,743,654	92,770,918
Multi-Index 2020 Preservation Portfolio	21,513,183	36,293,594	57,806,777
Multi-Index Income Preservation Portfolio	10,664,810	7,025,229	17,690,039

The tax character of distributions for the year ended August 31, 2017 was as follows:

Portfolio	Ordinary income	Long term capital gains	Total
Multi-Index 2060 Preservation Portfolio	$124,826	—	$124,826
Multi-Index 2055 Preservation Portfolio	3,452,159	$2,547,061	5,999,220
Multi-Index 2050 Preservation Portfolio	11,463,026	14,264,376	25,727,402
Multi-Index 2045 Preservation Portfolio	14,784,402	18,636,286	33,420,688
Multi-Index 2040 Preservation Portfolio	19,384,379	23,448,634	42,833,013
Multi-Index 2035 Preservation Portfolio	25,269,213	29,209,063	54,478,276
Multi-Index 2030 Preservation Portfolio	30,118,168	28,687,126	58,805,294
Multi-Index 2025 Preservation Portfolio	31,650,005	20,970,088	52,620,093
Multi-Index 2020 Preservation Portfolio	21,807,252	9,427,773	31,235,025
Multi-Index Income Preservation Portfolio	10,774,169	2,100,468	12,874,637

Distributions paid by the portfolios with respect to each class of shares are calculated in the same manner, at the same time and in the same amount, except for the effect of class level expenses that may be applied differently to each class. As of August 31, 2018, the components of distributable earnings on a tax basis were as follows:

Portfolio	Undistributed ordinary income	Undistributed long term capital gains
Multi-Index 2060 Preservation Portfolio	$238,896	$3,210,073
Multi-Index 2055 Preservation Portfolio	1,162,672	19,728,639
Multi-Index 2050 Preservation Portfolio	2,943,675	52,839,608
Multi-Index 2045 Preservation Portfolio	4,322,797	66,988,601
Multi-Index 2040 Preservation Portfolio	5,594,432	84,938,475
Multi-Index 2035 Preservation Portfolio	9,307,762	99,590,804
Multi-Index 2030 Preservation Portfolio	14,472,057	99,028,273
Multi-Index 2025 Preservation Portfolio	15,318,061	75,395,213

ANNUAL REPORT   |   JOHN HANCOCK MULTI-INDEX PRESERVATION PORTFOLIOS       48

Portfolio	Undistributed ordinary income	Undistributed long term capital gains
Multi-Index 2020 Preservation Portfolio	$9,954,252	$24,580,594
Multi-Index Income Preservation Portfolio	5,275,113	3,618,793

Such distributions and distributable earnings, on a tax basis, are determined in conformity with income tax regulations, which may differ from US GAAP. Distributions in excess of tax basis earnings and profits, if any, are reported in the portfolios' financial statements as a return of capital. Short-term gains from underlying funds are treated as ordinary income for tax purposes.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences, if any, will reverse in a subsequent period. Book-tax differences are primarily attributable to wash sale loss deferrals.

Note 3 — Guarantees and indemnifications

Under the Trust's organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust, including the portfolios. Additionally, in the normal course of business, the Trust enters into contracts with service providers that contain general indemnification clauses. The Trust's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust that have not yet occurred. The risk of material loss from such claims is considered remote.

Note 4 — Fees and transactions with affiliates

John Hancock Advisers, LLC (the Advisor) serves as investment advisor for the portfolios. John Hancock Distributors, LLC (the Distributor), an affiliate of the Advisor, serves as principal underwriter of the portfolios. The Advisor and the Distributor are indirect, wholly owned subsidiaries of MFC.

Management fee. The portfolios have an investment management agreement with the Advisor under which the portfolios pay a daily management fee to the Advisor. Aggregate net assets include the net assets of the portfolios, similar portfolios of John Hancock Variable Insurance Trust (JHVIT), and similar portfolios of the Trust. JHVIT portfolios are advised by an affiliate of the Advisor, John Hancock Investment Management Services, LLC, and are distributed by an affiliate of the Advisor, John Hancock Distributors, LLC. The advisor has subadvisory agreements with John Hancock Asset Management a division of Manulife Asset Management (North America) Limited and John Hancock Asset Management a division of Manulife Asset Management (US) LLC, which are indirectly wholly owned subsidiaries of MFC and affiliates of the Advisor, act as subadvisors to the portfolios. The portfolios are not responsible for payment of the subadvisory fees.

The management fee has two components: (1) a fee on assets invested in a fund of the Trust or John Hancock Funds III (JHF III) (Assets in a fund of the Trust or JHF III); and (2) a fee on assets invested in investments other than a fund of the Trust or JHF III (Other assets).

Management fees are determined in accordance with the following schedule:

	First $7.5 billion of aggregate net assets	Excess over $7.5 billion of aggregate net assets
Assets in a fund of the Trust or JHF III	0.060%	0.050%
Other assets	0.510%	0.500%

Expense reimbursements. The Advisor has contractually agreed to reduce its management fee and/or make payment to each portfolio in an amount equal to the amount by which "Other expenses" of each portfolio exceed 0.05% of the average annual net assets of each portfolio. "Other expenses" means all of the expenses of each portfolio, excluding certain expenses such as management fees, taxes, brokerage commissions, interest expense, litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of each portfolio's business, class specific fees, underlying fund expenses (acquired fund fees), and short dividend expense. The current expense limitation agreement expires on December 31, 2018, unless renewed by mutual agreement of the portfolios and the Advisor based upon a determination that this is appropriate under the circumstances at that time.

The Advisor has contractually agreed to waive and/or reimburse all class-specific expenses for Class R6 shares of the portfolios, including Rule 12b-1 fees, transfer agent fees and service fees as applicable, to the extent they exceed 0.00% of the portfolios' average net assets. The current expense limitation agreement expires on December 31, 2018, unless renewed by mutual agreement of the portfolios and the Advisor based upon a determination that is appropriate under the circumstances at the time. Prior to January 1, 2018, the Advisor contractually agreed to waive and/or reimburse all class-specific expenses for Class R1, Class R2, and Class R4 shares of the portfolios, including Rule 12b-1 fees, transfer agent fees and service fees, as applicable, to the extent they exceed 0.75%, 0.50%, and 0.25%, respectively, of the portfolios' average net assets.

The Advisor has contractually agreed to waive its management fees and/or reimburse certain expenses including underlying fund expenses (acquired fund fees) to reduce the total annual portfolio operating expenses by the amounts indicated below of the respective portfolios' average net assets:

Portfolio		Portfolio
Multi-Index 2060 Preservation Portfolio	0.29%	Multi-Index 2035 Preservation Portfolio	0.29%
Multi-Index 2055 Preservation Portfolio	0.28%	Multi-Index 2030 Preservation Portfolio	0.29%
Multi-Index 2050 Preservation Portfolio	0.28%	Multi-Index 2025 Preservation Portfolio	0.29%
Multi-Index 2045 Preservation Portfolio	0.29%	Multi-Index 2020 Preservation Portfolio	0.31%
Multi-Index 2040 Preservation Portfolio	0.29%	Multi-Index Income Preservation Portfolio	0.31%

ANNUAL REPORT   |   JOHN HANCOCK MULTI-INDEX PRESERVATION PORTFOLIOS       49

Prior to January 1, 2018, these waivers were 0.29% for Multi-Index 2055 Preservation Portfolio and Multi-Index 2050 Preservation Portfolio and 0.33% for Multi-Index Income Preservation Portfolio.

Payments under this arrangement are intended to reimburse the portfolios for indirect net expenses associated with the portfolios' investments in underlying funds. Amounts received in excess of portfolio level operating expenses are included as Other income received from advisor in the Statements of operations. The current expense limitation agreement expires on December 31, 2018, unless renewed by mutual agreement of the portfolios and the Advisor based upon a determination that this is appropriate under the circumstances at that time.

The Advisor has voluntarily agreed to waive its management fee or reimburse the portfolios so that the aggregate management fee retained by the Advisor with respect to each portfolio and the underlying investments in a portfolio does not exceed 0.51% of the portfolios' first $7.5 billion of average annual net assets and 0.50% of the portfolios' average annual net assets in excess of $7.5 billion. This voluntary waiver may be terminated at any time by the Advisor on notice to the portfolios.

For the year ended August 31, 2018, the expense reductions to these plans amounted to the following and are reflected as a reduction of total expenses in the Statements of operations:

	Expense reimbursement by class
Portfolio	Class R1	Class R2	Class R4	Class R6	Class 1	Total
Multi-Index 2060 Preservation Portfolio	$461	$471	$647	$1,146	$257,808	$260,533
Multi-Index 2055 Preservation Portfolio	197	252	198	390	657,865	658,902
Multi-Index 2050 Preservation Portfolio	738	1,555	179	47,355	1,383,034	1,432,861
Multi-Index 2045 Preservation Portfolio	1,253	2,073	175	47,681	1,792,814	1,843,996
Multi-Index 2040 Preservation Portfolio	674	1,060	192	61,617	2,357,632	2,421,175
Multi-Index 2035 Preservation Portfolio	3,556	2,749	193	75,351	3,254,675	3,336,524
Multi-Index 2030 Preservation Portfolio	2,918	2,584	207	83,073	4,154,185	4,242,967
Multi-Index 2025 Preservation Portfolio	952	2,031	220	67,450	4,028,025	4,098,678
Multi-Index 2020 Preservation Portfolio	749	2,094	203	46,742	2,437,664	2,487,452
Multi-Index Income Preservation Portfolio	659	1,342	310	26,225	1,454,269	1,482,805

Expenses waived or reimbursed in the current fiscal period are not subject to recapture in future fiscal periods.

The investment management fees, including the impact of the waivers and reimbursements as described above, incurred for the year ended August 31, 2018, were equivalent to a net annual effective rate of the portfolios' average daily net assets as follows:

Portfolio	Net annual effective rate	Portfolio	Net annual effective rate
Multi-Index 2060 Preservation Portfolio	—	Multi-Index 2035 Preservation Portfolio	—
Multi-Index 2055 Preservation Portfolio	—	Multi-Index 2030 Preservation Portfolio	—
Multi-Index 2050 Preservation Portfolio	—	Multi-Index 2025 Preservation Portfolio	0.06%
Multi-Index 2045 Preservation Portfolio	—	Multi-Index 2020 Preservation Portfolio	0.12%
Multi-Index 2040 Preservation Portfolio	—	Multi-Index Income Preservation Portfolio	0.15%

Accounting and legal services. Pursuant to a service agreement, the portfolios reimburse the Advisor for all expenses associated with providing the administrative, financial, legal, compliance, accounting and recordkeeping services to the portfolios, including the preparation of all tax returns, periodic reports to shareholders and regulatory reports, among other services. These expenses are allocated to each share class based on its relative net assets at the time the expense was incurred. These accounting and legal services fees incurred for the year ended August 31, 2018 amounted to an annual rate of 0.01% of the portfolios' average daily net assets.

Distribution and service plans. The portfolios have a distribution agreement with the Distributor. The portfolios have adopted distribution and service plans with respect to Class R1, Class R2, Class R4 and Class 1 shares pursuant to Rule 12b-1 under the 1940 Act, to pay the Distributor for services provided as the distributor of shares of the portfolios. In addition, under a service plan for Class R1, Class R2 and Class R4 shares, the portfolios pay for certain other services. The portfolios may pay up to the following contractual rates of distribution and service fees under these arrangements, expressed as an annual percentage of average daily net assets for each class of the portfolios' shares.

Class	Rule 12b-1 fee	Service fee	Class	Rule 12b-1 fee	Service fee
Class R1	0.50%	0.25%	Class R4	0.25%	0.10%
Class R2	0.25%	0.25%	Class 1	0.05%	—

The portfolios' Distributor has contractually agreed to waive 0.10% of Rule12b-1 fees for Class R4 shares. The current waiver agreement expires on December 31, 2018, unless renewed by mutual agreement of the portfolios and the Distributor based upon a determination that this is appropriate under the circumstances at the time. This contractual waiver amounted to the following for Class R4 shares for the year ended August 31, 2018:

Portfolio	Class R4
Multi-Index 2060 Preservation Portfolio	$101
Multi-Index 2055 Preservation Portfolio	69
Multi-Index 2050 Preservation Portfolio	75
Multi-Index 2045 Preservation Portfolio	74
Multi-Index 2040 Preservation Portfolio	79
Multi-Index 2035 Preservation Portfolio	73

ANNUAL REPORT   |   JOHN HANCOCK MULTI-INDEX PRESERVATION PORTFOLIOS       50

Portfolio	Class R4
Multi-Index 2030 Preservation Portfolio	$71
Multi-Index 2025 Preservation Portfolio	76
Multi-Index 2020 Preservation Portfolio	67
Multi-Index Income Preservation Portfolio	94

Transfer agent fees. The John Hancock Group of Funds has a complex-wide transfer agent agreement with John Hancock Signature Services, Inc. (Signature Services), an affiliate of the Advisor. The transfer agent fees paid to Signature Services are determined based on the cost to Signature Services (Signature Services Cost) of providing recordkeeping services. It also includes out-of-pocket expenses, including payments made to third-parties for recordkeeping services provided to their clients who invest in one or more John Hancock funds. In addition, Signature Services Cost may be reduced by certain fees that Signature Services receives in connection with retirement and small accounts. Signature Services Cost is calculated monthly and allocated, as applicable, to five categories of share classes: Retail Share and Institutional Share Classes of Non-Municipal Bond Funds, Class R6 Shares, Retirement Share Classes and Municipal Bond Share Classes. Within each of these categories, the applicable costs are allocated to the affected John Hancock affiliated funds and/or classes, based on the relative average daily net assets.

Class level expenses. Class level expenses for the year ended August 31, 2018 were as follows:

Portfolio	Class	Distribution and service fees	Transfer agent fees
Multi-Index 2060 Preservation Portfolio	Class 1	$20,958	—
	Class R1	354	$9
	Class R2	184	9
	Class R4	252	13
	Class R6	—	23
	Total	$21,748	$54
Multi-Index 2055 Preservation Portfolio	Class 1	$115,612	—
	Class R1	347	$9
	Class R2	265	11
	Class R4	174	9
	Class R6	—	16
	Total	$116,398	$45
Multi-Index 2050 Preservation Portfolio	Class 1	$288,454	—
	Class R1	2,170	$39
	Class R2	3,173	81
	Class R4	185	10
	Class R6	—	2,336
	Total	$293,982	$2,466
Multi-Index 2045 Preservation Portfolio	Class 1	$379,000	—
	Class R1	3,926	$66
	Class R2	4,302	107
	Class R4	186	9
	Class R6	—	2,370
	Total	$387,414	$2,552
Multi-Index 2040 Preservation Portfolio	Class 1	$481,708	—
	Class R1	1,933	$34
	Class R2	2,055	54
	Class R4	201	10
	Class R6	—	2,963
	Total	$485,897	$3,061
Multi-Index 2035 Preservation Portfolio	Class 1	$612,368	—
	Class R1	8,712	$166
	Class R2	5,212	127
	Class R4	183	9
	Class R6	—	3,351
	Total	$626,475	$3,653
Multi-Index 2030 Preservation Portfolio	Class 1	$716,246	—
	Class R1	6,747	$125
	Class R2	4,514	111
	Class R4	179	9
	Class R6	—	3,395
	Total	$727,686	$3,640
Multi-Index 2025 Preservation Portfolio	Class 1	$694,489	—
	Class R1	2,342	$40
	Class R2	3,334	86
	Class R4	198	10
	Class R6	—	2,758
	Total	$700,363	$2,894
Multi-Index 2020 Preservation Portfolio	Class 1	$393,174	—
	Class R1	1,714	$30

ANNUAL REPORT   |   JOHN HANCOCK MULTI-INDEX PRESERVATION PORTFOLIOS       51

Portfolio	Class	Distribution and service fees	Transfer agent fees
	Class R2	$3,364	$83
	Class R4	164	9
	Class R6	—	1,795
	Total	$398,416	$1,917
Multi-Index Income Preservation Portfolio	Class 1	$222,618	—
	Class R1	1,252	$25
	Class R2	1,881	51
	Class R4	236	13
	Class R6	—	961
	Total	$225,987	$1,050

Trustee expenses. The Trust compensates each Trustee who is not an employee of the Advisor or its affiliates. The costs of paying Trustee compensation and expenses are allocated to each portfolio based on its net assets relative to other funds within the John Hancock group of funds complex.

Note 5 — Portfolio share transactions

Transactions in the portfolios' shares for the years ended August 31, 2018 and 2017 were as follows:

Multi-Index 2060 Preservation Portfolio

		Year ended 8-31-18		Year ended 8-31-17
	Shares	Amount	Shares	Amount
Class R1 shares
Repurchased	(5,987)	$(74,598)	—	—
Net decrease	(5,987)	$(74,598)	—	—
Class R2 shares
Sold	723	$8,947	—	—
Repurchased	(5,996)	(74,890)	—	—
Net decrease	(5,273)	$(65,943)	—	—
Class R4 shares
Sold	1,666	$20,580	1,997	$21,168
Distributions reinvested	79	968	27	292
Repurchased	(6,216)	(77,977)	—	—
Net increase (decrease)	(4,471)	$(56,429)	2,024	$21,460
Class R6 shares
Sold	72,160	$897,585	1,032	$11,399
Distributions reinvested	93	1,131	6	68
Repurchased	(8,474)	(106,334)	(54)	(591)
Net increase	63,779	$792,382	984	$10,876
Class 1 shares
Sold	2,597,628	$32,076,716	2,041,041	$22,772,722
Distributions reinvested	114,216	1,393,438	10,951	116,632
Repurchased	(302,375)	(3,768,344)	(183,385)	(2,034,032)
Net increase	2,409,469	$29,701,810	1,868,607	$20,855,322
Total net increase	2,457,517	$30,297,222	1,871,615	$20,887,658

Multi-Index 2055 Preservation Portfolio

		Year ended 8-31-18		Year ended 8-31-17
	Shares	Amount	Shares	Amount
Class R1 shares
Repurchased	(5,967)	$(73,991)	—	—
Net decrease	(5,967)	$(73,991)	—	—
Class R2 shares
Sold	4,954	$58,519	102	$1,159
Repurchased	(6,079)	(75,853)	—	—
Net increase (decrease)	(1,125)	$(17,334)	102	$1,159
Class R4 shares
Repurchased	(5,980)	$(74,391)	—	—
Net decrease	(5,980)	$(74,391)	—	—

ANNUAL REPORT   |   JOHN HANCOCK MULTI-INDEX PRESERVATION PORTFOLIOS       52

		Year ended 8-31-18		Year ended 8-31-17
	Shares	Amount	Shares	Amount
Class R6 shares
Sold	29,537	$357,942	1,466	$16,109
Distributions reinvested	145	1,705	2	25
Repurchased	(8,085)	(99,943)	(1,125)	(12,005)
Net increase	21,597	$259,704	343	$4,129
Class 1 shares
Sold	3,271,632	$39,198,246	4,804,513	$53,021,043
Distributions reinvested	1,303,349	15,327,383	564,587	5,984,616
Repurchased	(1,760,900)	(21,255,080)	(1,786,224)	(19,927,932)
Net increase	2,814,081	$33,270,549	3,582,876	$39,077,727
Total net increase	2,822,606	$33,364,537	3,583,321	$39,083,015

Multi-Index 2050 Preservation Portfolio

		Year ended 8-31-18		Year ended 8-31-17
	Shares	Amount	Shares	Amount
Class R1 shares
Sold	11,609	$158,015	16,236	$207,447
Distributions reinvested	823	10,991	218	2,653
Repurchased	(14,150)	(195,115)	(10,725)	(140,092)
Net increase (decrease)	(1,718)	$(26,109)	5,729	$70,008
Class R2 shares
Sold	53,171	$714,715	22,921	$296,009
Distributions reinvested	829	11,061	271	3,293
Repurchased	(20,182)	(279,731)	(2,405)	(30,863)
Net increase	33,818	$446,045	20,787	$268,439
Class R4 shares
Sold	24	$332	—	—
Repurchased	(6,498)	(92,791)	—	—
Net decrease	(6,474)	$(92,459)	—	—
Class R6 shares
Sold	1,821,745	$24,780,189	852,344	$11,000,021
Distributions reinvested	88,840	1,181,573	8,027	97,204
Repurchased	(525,343)	(7,149,396)	(121,938)	(1,589,040)
Net increase	1,385,242	$18,812,366	738,433	$9,508,185
Class 1 shares
Sold	2,090,337	$28,474,463	3,562,872	$45,089,676
Distributions reinvested	3,368,889	44,806,224	2,113,565	25,595,264
Repurchased	(5,867,967)	(80,373,176)	(5,356,809)	(68,483,379)
Net increase (decrease)	(408,741)	$(7,092,489)	319,628	$2,201,561
Total net increase	1,002,127	$12,047,354	1,084,577	$12,048,193

Multi-Index 2045 Preservation Portfolio

		Year ended 8-31-18		Year ended 8-31-17
	Shares	Amount	Shares	Amount
Class R1 shares
Sold	9,167	$139,779	29,622	$419,296
Distributions reinvested	1,818	27,281	519	7,096
Repurchased	(11,909)	(180,596)	(28,867)	(424,998)
Net increase (decrease)	(924)	$(13,536)	1,274	$1,394
Class R2 shares
Sold	29,256	$446,192	33,287	$489,237
Distributions reinvested	1,040	15,599	423	5,776
Repurchased	(3,387)	(53,435)	(2,692)	(38,913)
Net increase	26,909	$408,356	31,018	$456,100

ANNUAL REPORT   |   JOHN HANCOCK MULTI-INDEX PRESERVATION PORTFOLIOS       53

		Year ended 8-31-18		Year ended 8-31-17
	Shares	Amount	Shares	Amount
Class R4 shares
Repurchased	(5,785)	(92,791)	—	—
Net decrease	(5,785)	$(92,791)	—	—
Class R6 shares
Sold	1,712,593	$26,193,660	743,693	$10,793,966
Distributions reinvested	73,547	1,100,260	5,078	69,061
Repurchased	(384,762)	(5,892,457)	(120,903)	(1,764,707)
Net increase	1,401,378	$21,401,463	627,868	$9,098,320
Class 1 shares
Sold	2,470,316	$37,858,154	3,811,505	$54,212,927
Distributions reinvested	3,838,283	57,420,719	2,449,372	33,311,463
Repurchased	(6,096,302)	(93,416,864)	(6,045,656)	(86,684,333)
Net increase	212,297	$1,862,009	215,221	$840,057
Total net increase	1,633,875	$23,565,501	875,381	$10,395,871

Multi-Index 2040 Preservation Portfolio

		Year ended 8-31-18		Year ended 8-31-17
	Shares	Amount	Shares	Amount
Class R1 shares
Sold	11,446	$172,830	11,488	$163,759
Distributions reinvested	771	11,455	90	1,222
Repurchased	(16,803)	(256,007)	(4,740)	(69,840)
Net increase (decrease)	(4,586)	$(71,722)	6,838	$95,141
Class R2 shares
Sold	42,524	$641,630	14,215	$202,339
Distributions reinvested	247	3,665	14	193
Repurchased	(27,593)	(432,491)	(6,281)	(87,619)
Net increase	15,178	$212,804	7,948	$114,913
Class R4 shares
Sold	114	$1,731	1,575	$22,695
Distributions reinvested	37	548	—	—
Repurchased	(6,166)	(98,002)	(1,151)	(17,281)
Net increase (decrease)	(6,015)	$(95,723)	424	$5,414
Class R6 shares
Sold	1,944,327	$29,410,001	925,869	$13,302,490
Distributions reinvested	103,511	1,531,970	8,528	115,300
Repurchased	(523,440)	(7,868,209)	(99,837)	(1,454,343)
Net increase	1,524,398	$23,073,762	834,560	$11,963,447
Class 1 shares
Sold	2,291,880	$34,622,123	4,778,499	$67,298,005
Distributions reinvested	4,965,632	73,590,666	3,153,280	42,695,413
Repurchased	(9,775,368)	(148,584,048)	(7,851,289)	(111,909,815)
Net increase (decrease)	(2,517,856)	$(40,371,259)	80,490	$(1,916,397)
Total net increase (decrease)	(988,881)	$(17,252,138)	930,260	$10,262,518

Multi-Index 2035 Preservation Portfolio

		Year ended 8-31-18		Year ended 8-31-17
	Shares	Amount	Shares	Amount
Class R1 shares
Sold	7,998	$118,083	52,741	$732,044
Distributions reinvested	5,339	77,688	1,491	20,031
Repurchased	(3,765)	(55,394)	(17,574)	(254,374)
Net increase	9,572	$140,377	36,658	$497,701

ANNUAL REPORT   |   JOHN HANCOCK MULTI-INDEX PRESERVATION PORTFOLIOS       54

		Year ended 8-31-18		Year ended 8-31-17
	Shares	Amount	Shares	Amount
Class R2 shares
Sold	71,859	$1,044,921	23,113	$331,201
Distributions reinvested	1,762	25,588	832	11,143
Repurchased	(2,873)	(42,772)	(6,639)	(93,134)
Net increase	70,748	$1,027,737	17,306	$249,210
Class R4 shares
Repurchased	(5,683)	$(88,257)	—	—
Net decrease	(5,683)	$(88,257)	—	—
Class R6 shares
Sold	2,421,437	$35,794,465	1,079,180	$15,279,818
Distributions reinvested	112,242	1,626,382	7,091	94,812
Repurchased	(622,692)	(9,206,971)	(80,501)	(1,151,675)
Net increase	1,910,987	$28,213,876	1,005,770	$14,222,955
Class 1 shares
Sold	2,932,151	$43,188,714	4,231,025	$59,232,808
Distributions reinvested	6,308,579	91,348,218	4,064,136	54,337,496
Repurchased	(12,670,626)	(187,723,309)	(10,911,348)	(153,169,675)
Net decrease	(3,429,896)	$(53,186,377)	(2,616,187)	$(39,599,371)
Total net decrease	(1,444,272)	$(23,892,644)	(1,556,453)	$(24,629,505)

Multi-Index 2030 Preservation Portfolio

		Year ended 8-31-18		Year ended 8-31-17
	Shares	Amount	Shares	Amount
Class R1 shares
Sold	28,479	$402,056	41,236	$561,480
Distributions reinvested	1,540	21,541	323	4,229
Repurchased	(1,975)	(27,939)	(11,671)	(163,528)
Net increase	28,044	$395,658	29,888	$402,181
Class R2 shares
Sold	42,525	$598,573	63,825	$879,158
Distributions reinvested	1,374	19,182	1,020	13,349
Repurchased	(36,510)	(535,214)	(26,773)	(373,635)
Net increase	7,389	$82,541	38,072	$518,872
Class R4 shares
Repurchased	(5,562)	(82,818)	—	—
Net decrease	(5,562)	$(82,818)	—	—
Class R6 shares
Sold	2,642,555	$37,326,527	1,207,550	$16,634,981
Distributions reinvested	111,374	1,551,438	9,968	130,181
Repurchased	(881,926)	(12,447,250)	(180,697)	(2,494,292)
Net increase	1,872,003	$26,430,715	1,036,821	$14,270,870
Class 1 shares
Sold	3,984,240	$56,232,720	4,696,136	$63,912,978
Distributions reinvested	7,266,661	101,224,584	4,489,861	58,637,591
Repurchased	(17,070,947)	(242,000,743)	(13,658,260)	(186,894,044)
Net decrease	(5,820,046)	$(84,543,439)	(4,472,263)	$(64,343,475)
Total net decrease	(3,918,172)	$(57,717,343)	(3,367,482)	$(49,151,552)

Multi-Index 2025 Preservation Portfolio

		Year ended 8-31-18		Year ended 8-31-17
	Shares	Amount	Shares	Amount
Class R1 shares
Sold	8,731	$114,702	33,135	$428,284
Distributions reinvested	657	8,563	73	918
Repurchased	(4,489)	(61,669)	(14,622)	(192,491)
Net increase	4,899	$61,596	18,586	$236,711

ANNUAL REPORT   |   JOHN HANCOCK MULTI-INDEX PRESERVATION PORTFOLIOS       55

		Year ended 8-31-18		Year ended 8-31-17
	Shares	Amount	Shares	Amount
Class R2 shares
Sold	105,660	$1,367,748	11,953	$157,855
Distributions reinvested	35	457	1	8
Repurchased	(14,447)	(195,122)	(3,760)	(49,307)
Net increase	91,248	$1,173,083	8,194	$108,556
Class R4 shares
Sold	495	$6,542	286	$3,782
Distributions reinvested	29	380	—	—
Repurchased	(5,336)	(74,071)	(1)	(8)
Net increase (decrease)	(4,812)	$(67,149)	285	$3,774
Class R6 shares
Sold	2,225,395	$29,222,067	1,298,457	$16,955,223
Distributions reinvested	91,430	1,187,669	5,305	66,417
Repurchased	(621,658)	(8,146,939)	(385,966)	(5,017,529)
Net increase	1,695,167	$22,262,797	917,796	$12,004,111
Class 1 shares
Sold	3,403,109	$44,543,652	4,335,602	$56,154,572
Distributions reinvested	7,047,793	91,550,830	4,196,599	52,541,425
Repurchased	(20,099,494)	(266,264,505)	(16,859,346)	(219,852,863)
Net decrease	(9,648,592)	$(130,170,023)	(8,327,145)	$(111,156,866)
Total net decrease	(7,862,090)	$(106,739,696)	(7,382,284)	$(98,803,714)

Multi-Index 2020 Preservation Portfolio

		Year ended 8-31-18		Year ended 8-31-17
	Shares	Amount	Shares	Amount
Class R1 shares
Sold	3,038	$35,869	16,499	$197,163
Distributions reinvested	988	11,576	6	66
Repurchased	(13,118)	(156,061)	(1,616)	(19,724)
Net increase (decrease)	(9,092)	$(108,616)	14,889	$177,505
Class R2 shares
Sold	72,005	$833,980	24,186	$287,467
Distributions reinvested	—	—	1	7
Repurchased	(2,285)	(26,556)	(31,628)	(382,989)
Net increase (decrease)	69,720	$807,424	(7,441)	$(95,515)
Class R4 shares
Repurchased	(4,987)	(62,437)	—	—
Net decrease	(4,987)	$(62,437)	—	—
Class R6 shares
Sold	1,532,099	$18,092,526	910,961	$11,017,877
Distributions reinvested	77,503	903,682	7,070	82,787
Repurchased	(610,924)	(7,201,932)	(265,682)	(3,211,082)
Net increase	998,678	$11,794,276	652,349	$7,889,582
Class 1 shares
Sold	1,335,586	$15,794,717	2,552,796	$30,914,932
Distributions reinvested	4,880,582	56,858,785	2,658,595	31,132,148
Repurchased	(17,549,735)	(207,956,345)	(16,069,355)	(194,081,838)
Net decrease	(11,333,567)	$(135,302,843)	(10,857,964)	$(132,034,758)
Total net decrease	(10,279,248)	$(122,872,196)	(10,198,167)	$(124,063,186)

ANNUAL REPORT   |   JOHN HANCOCK MULTI-INDEX PRESERVATION PORTFOLIOS       56

Multi-Index Income Preservation Portfolio

		Year ended 8-31-18		Year ended 8-31-17
	Shares	Amount	Shares	Amount
Class R1 shares
Sold	1,416	$15,794	8,636	$96,428
Distributions reinvested	166	1,841	60	660
Repurchased	(14,369)	(164,955)	(2,291)	(25,843)
Net increase (decrease)	(12,787)	$(147,320)	6,405	$71,245
Class R2 shares
Sold	34,555	$380,655	3,179	$35,903
Distributions reinvested	213	2,363	76	836
Repurchased	(19,892)	(225,335)	(2,710)	(30,521)
Net increase	14,876	$157,683	545	$6,218
Class R4 shares
Sold	93	$1,024	—	—
Repurchased	(13,724)	(157,691)	—	—
Net decrease	(13,631)	$(156,667)	—	—
Class R6 shares
Sold	738,469	$8,192,367	461,988	$5,181,306
Distributions reinvested	23,369	258,226	3,733	40,988
Repurchased	(355,877)	(3,938,011)	(92,073)	(1,036,995)
Net increase	405,961	$4,512,582	373,648	$4,185,299
Class 1 shares
Sold	1,150,846	$12,854,136	1,508,941	$17,035,511
Distributions reinvested	1,574,672	17,415,869	1,165,922	12,813,478
Repurchased	(10,930,980)	(121,965,600)	(14,106,263)	(158,335,616)
Net decrease	(8,205,462)	$(91,695,595)	(11,431,400)	$(128,486,627)
Total net decrease	(7,811,043)	$(87,329,317)	(11,050,802)	$(124,223,865)

Affiliates of the Trust owned shares of the following classes of the portfolios on August 31, 2018. Such concentration of shareholders' capital could have a material effect on the portfolios if such shareholders redeem from the portfolios.

Portfolio	Class	% by Class
Multi-Index 2060 Preservation Porfolio	R1	100%
Multi-Index 2060 Preservation Porfolio	R2	85%
Multi-Index 2060 Preservation Porfolio	R4	53%
Multi-Index 2060 Preservation Porfolio	R6	5%
Multi-Index 2060 Preservation Porfolio	1	100%
Multi-Index 2055 Preservation Porfolio	R1	100%
Multi-Index 2055 Preservation Porfolio	R2	45%
Multi-Index 2055 Preservation Porfolio	R4	100%
Multi-Index 2055 Preservation Porfolio	R6	12%
Multi-Index 2055 Preservation Porfolio	1	100%
Multi-Index 2050 Preservation Porfolio	R4	99%
Multi-Index 2050 Preservation Porfolio	1	100%
Multi-Index 2045 Preservation Porfolio	R4	100%
Multi-Index 2045 Preservation Porfolio	1	100%
Multi-Index 2040 Preservation Porfolio	R4	95%
Multi-Index 2040 Preservation Porfolio	1	100%
Multi-Index 2035 Preservation Porfolio	R4	100%
Multi-Index 2035 Preservation Porfolio	1	100%
Multi-Index 2030 Preservation Porfolio	R4	100%
Multi-Index 2030 Preservation Porfolio	1	100%
Multi-Index 2025 Preservation Porfolio	R4	82%
Multi-Index 2025 Preservation Porfolio	1	100%
Multi-Index 2020 Preservation Porfolio	R4	100%
Multi-Index 2020 Preservation Porfolio	1	100%
Multi-Index Income Preservation Porfolio	R1	30%
Multi-Index Income Preservation Porfolio	R4	98%
Multi-Index Income Preservation Porfolio	1	100%

ANNUAL REPORT   |   JOHN HANCOCK MULTI-INDEX PRESERVATION PORTFOLIOS       57

Note 6 — Purchase and sale of securities

Purchases and sales of securities, other than short-term investments, amounted to the following for the year ended August 31, 2018:

Portfolio	Purchases	Sales
Multi-Index 2060 Preservation	$37,374,266	$4,174,249
Multi-Index 2055 Preservation	67,139,796	23,876,375
Multi-Index 2050 Preservation	111,653,638	79,251,589
Multi-Index 2045 Preservation	147,840,301	96,273,307
Multi-Index 2040 Preservation	171,512,773	157,430,981
Multi-Index 2035 Preservation	216,083,231	208,850,319
Multi-Index 2030 Preservation	262,329,920	299,500,652
Multi-Index 2025 Preservation	201,283,177	310,443,103
Multi-Index 2020 Preservation	88,150,473	233,780,808
Multi-Index Income Preservation	31,203,549	123,069,657

Note 7 — Investment in affiliated underlying funds

The portfolios invest primarily in affiliated underlying funds that are managed by the Advisor and its affiliates. The portfolios do not invest in the affiliated underlying funds for the purpose of exercising management or control; however, the portfolios' investment may represent a significant portion of each underlying fund's net assets. At August 31, 2018, the following portfolios held 5% or more of the net assets of the underlying funds shown below:

Portfolio	Affiliated Class NAV	Underlying fund's net asset %
Multi-Index 2050 Preservation Portfolio	John Hancock Funds II Strategic Equity Allocation Fund	5.6%
Multi-Index 2045 Preservation Portfolio	John Hancock Funds II Strategic Equity Allocation Fund	7.2%
Multi-Index 2040 Preservation Portfolio	John Hancock Funds II Strategic Equity Allocation Fund	8.6%
Multi-Index 2035 Preservation Portfolio	John Hancock Funds II Strategic Equity Allocation Fund	9.8%
Multi-Index 2030 Preservation Portfolio	John Hancock Funds II Strategic Equity Allocation Fund	8.8%
Multi-Index 2025 Preservation Portfolio	John Hancock Funds II Strategic Equity Allocation Fund	5.5%
Multi-Index 2025 Preservation Portfolio	John Hancock Funds II Short Term Government Income Fund	7.3%

Information regarding each portfolio's purchases and sales of the affiliated underlying funds as well as income and capital gains earned, if any, during the period is as follows:

					Dividends and distributions
Portfolio	Beginning share amount	Shares purchased	Shares sold	Ending share amount	Income distributions received	Capital gain distributions received	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Ending value
Multi-Index 2060 Preservation Portfolio
John Hancock Collateral Trust*	—	941,634	(764,848)	176,786	—	—	$298	—	$1,768,940
Short Term Government Income	24,307	35,955	(4,529)	55,733	$4,722	—	(1,440)	($5,586)	517,761
Strategic Equity Allocation	1,335,554	1,946,604	(173,001)	3,109,157	461,496	$3,347,237	(2,398)	(580,783)	41,849,250
					$466,218	$3,347,237	($3,540)	($586,369)	$44,135,951
Multi-Index 2055 Preservation Portfolio
John Hancock Collateral Trust*	—	4,316,775	(3,583,077)	733,698	—	—	$745	$605	$7,341,460
Short Term Government Income	193,252	77,487	(33,948)	236,791	$27,315	—	(13,314)	(32,339)	2,199,792
Strategic Equity Allocation	10,654,746	3,245,118	(695,010)	13,204,854	2,795,998	$20,279,403	109,258	(4,139,973)	177,737,331
					$2,823,313	$20,279,403	$96,689	($4,171,707)	$187,278,583
Multi-Index 2050 Preservation Portfolio
John Hancock Collateral Trust*	—	20,332,582	(17,197,878)	3,134,704	—	—	($543)	$4,732	$31,366,165
Short Term Government Income	535,968	119,941	(82,579)	573,330	$71,258	—	(38,995)	(81,903)	5,326,237
Strategic Equity Allocation	29,530,704	5,396,522	(2,923,733)	32,003,493	7,388,848	$53,591,398	1,906,563	(13,158,854)	430,767,009
					$7,460,106	$53,591,398	$1,867,025	($13,236,025)	$467,459,411
Multi-Index 2045 Preservation Portfolio
John Hancock Collateral Trust*	—	28,142,903	(23,985,235)	4,157,668	—	—	$3,697	$4,402	$41,602,045
Short Term Government Income	528,490	134,572	(71,175)	591,887	$72,781	—	(36,384)	(86,880)	5,498,627

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					Dividends and distributions
Portfolio	Beginning share amount	Shares purchased	Shares sold	Ending share amount	Income distributions received	Capital gain distributions received	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Ending value
Strategic Equity Allocation	37,856,799	6,869,660	(3,559,116)	41,167,343	$9,586,354	$69,529,933	$2,034,665	($17,223,562)	$554,112,432
					$9,659,135	$69,529,933	$2,001,978	($17,306,040)	$601,213,104
Multi-Index 2040 Preservation Portfolio
John Hancock Collateral Trust*	—	30,250,834	(25,608,313)	4,642,521	—	—	($2,289)	$6,165	$46,453,529
Short Term Government Income	638,114	122,948	(75,244)	685,818	$86,282	—	(44,593)	(102,290)	6,371,254
Strategic Equity Allocation	47,601,262	8,150,847	(6,889,623)	48,862,486	11,729,430	$85,073,685	4,916,378	(23,138,439)	657,689,063
					$11,815,712	$85,073,685	$4,869,496	($23,234,564)	$710,513,846
Multi-Index 2035 Preservation Portfolio
John Hancock Collateral Trust*	—	35,102,597	(28,828,778)	6,273,819	—	—	($195)	$6,065	$62,776,460
Short Term Government Income	1,557,434	288,722	(154,339)	1,691,817	$211,845	—	(110,193)	(250,596)	15,716,980
Strategic Equity Allocation	55,728,319	9,424,580	(9,306,118)	55,846,781	13,426,057	$97,379,341	8,757,151	(29,153,332)	751,697,670
					$13,637,902	$97,379,341	$8,646,763	($29,397,863)	$830,191,110
Multi-Index 2030 Preservation Portfolio
John Hancock Collateral Trust*	—	49,628,202	(43,417,328)	6,210,874	—	—	($3,973)	$14,711	$62,146,622
Short Term Government Income	1,854,041	329,525	(183,156)	2,000,410	$255,664	—	(135,594)	(302,083)	18,583,810
Strategic Equity Allocation	54,296,879	9,281,662	(13,074,793)	50,503,748	12,540,598	$90,957,100	15,633,571	(33,560,200)	679,780,444
					$12,796,262	$90,957,100	$15,494,004	($33,847,572)	$760,510,876
Multi-Index 2025 Preservation Portfolio
John Hancock Collateral Trust*	—	72,165,467	(67,222,779)	4,942,688	—	—	($15,792)	$11,389	$49,457,030
Short Term Government Income	2,974,788	319,996	(342,562)	2,952,222	$388,672	—	(243,618)	(426,052)	27,426,142
Strategic Equity Allocation	36,848,373	6,161,560	(11,713,516)	31,296,417	7,907,535	$57,353,440	24,186,758	(33,902,263)	421,249,769
					$8,296,207	$57,353,440	$23,927,348	($34,316,926)	$498,132,941
Multi-Index 2020 Preservation Portfolio
John Hancock Collateral Trust*	—	30,509,186	(27,338,638)	3,170,548	—	—	($1,495)	$575	$31,724,823
Short Term Government Income	1,695,627	145,737	(348,611)	1,492,753	$212,902	—	(245,818)	(130,043)	13,867,674
Strategic Equity Allocation	11,091,869	1,750,459	(5,737,896)	7,104,432	1,964,924	$14,251,618	17,996,539	(19,675,223)	95,625,656
					$2,177,826	$14,251,618	$17,749,226	($19,804,691)	$141,218,153
Multi-Index Income Preservation Portfolio
John Hancock Collateral Trust*	—	26,499,881	(25,521,302)	978,579	—	—	$5,922	$175	$9,791,757
Short Term Government Income	1,062,944	50,228	(231,798)	881,374	$128,436	—	(95,728)	(131,647)	8,187,963
Strategic Equity Allocation	2,001,199	539,946	(1,016,044)	1,525,101	421,179	$3,054,816	2,185,890	(2,723,139)	20,527,863
					$549,615	$3,054,816	$2,096,084	($2,854,611)	$38,507,583
*Refer to the Securities lending note within Note 2 for details regarding this investment.

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REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Trustees of John Hancock Funds II and Shareholders of John Hancock Multi-Index 2060 Preservation Portfolio, John Hancock Multi-Index 2055 Preservation Portfolio, John Hancock Multi-Index 2050 Preservation Portfolio, John Hancock Multi-Index 2045 Preservation Portfolio, John Hancock Multi-Index 2040 Preservation Portfolio, John Hancock Multi-Index 2035 Preservation Portfolio, John Hancock Multi-Index 2030 Preservation Portfolio, John Hancock Multi-Index 2025 Preservation Portfolio, John Hancock Multi-Index 2020 Preservation Portfolio, and John Hancock Multi-Index Income Preservation Portfolio

Opinions on the Financial Statements

We have audited the accompanying statements of assets and liabilities, including the portfolios' investments, of John Hancock Multi-Index 2060 Preservation Portfolio, John Hancock Multi-Index 2055 Preservation Portfolio, John Hancock Multi-Index 2050 Preservation Portfolio, John Hancock Multi-Index 2045 Preservation Portfolio, John Hancock Multi-Index 2040 Preservation Portfolio, John Hancock Multi-Index 2035 Preservation Portfolio, John Hancock Multi-Index 2030 Preservation Portfolio, John Hancock Multi-Index 2025 Preservation Portfolio, John Hancock Multi-Index 2020 Preservation Portfolio, and John Hancock Multi-Index Income Preservation Portfolio (ten of the funds constituting John Hancock Funds II, hereafter collectively referred to as the "Funds") as of August 31, 2018, the related statements of operations for the year ended August 31, 2018, the statements of changes in net assets for each of the two years in the period ended August 31, 2018, including the related notes, and the financial highlights for each of the periods indicated therein (collectively referred to as the "financial statements"). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds as of August 31, 2018, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period ended August 31, 2018 and each of the financial highlights for each of the periods indicated therein in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinions

These financial statements are the responsibility of the Funds' management. Our responsibility is to express an opinion on the Funds' financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) ("PCAOB") and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of August 31, 2018 by correspondence with the custodian, transfer agents and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinions.

/s/ PricewaterhouseCoopers LLP

Boston, Massachusetts

October 24, 2018

We have served as the auditor of one or more investment companies in the John Hancock group of funds since 1988.

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TAX INFORMATION

Unaudited

For federal income tax purposes, the following information is furnished with respect to the distributions of the portfolios, if any, paid during its taxable year ended August 31, 2018.

Each portfolio reports the maximum amount allowable of its net taxable income as eligible for the corporate dividends-received deduction.

Each portfolio reports the maximum amount allowable of its net taxable income as qualified dividend income as provided in the Jobs and Growth Tax Relief Reconciliation Act of 2003.

The portfolios below paid the following amounts in capital gain dividends:

Portfolio	Long term capital gains
Multi-Index 2060 Preservation Portfolio	$479,027
Multi-Index 2055 Preservation Portfolio	9,265,020
Multi-Index 2050 Preservation Portfolio	29,764,098
Multi-Index 2045 Preservation Portfolio	36,916,228
Multi-Index 2040 Preservation Portfolio	47,800,594
Multi-Index 2035 Preservation Portfolio	58,843,242
Multi-Index 2030 Preservation Portfolio	64,422,371
Multi-Index 2025 Preservation Portfolio	52,743,654
Multi-Index 2020 Preservation Portfolio	36,293,594
Multi-Index Income Preservation Portfolio	7,025,229

Eligible shareholders will be mailed a 2018 Form 1099-DIV in early 2019. This will reflect the tax character of all distributions paid in calendar year 2018.

Please consult a tax advisor regarding the tax consequences of your investment in a portfolio.

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CONTINUATION OF INVESTMENT ADVISORY AND SUBADVISORY AGREEMENTS

EVALUATION OF ADVISORY AND SUBADVISORY AGREEMENTS BY THE BOARD OF TRUSTEES

This section describes the evaluation by the Board of Trustees (the "Board") of John Hancock Funds II (the "Trust") of the Advisory Agreement (the "Advisory Agreement") and each of the Subadvisory Agreements (the "Subadvisory Agreements") with respect to each of the portfolios of the Trust included in this report (the "Funds" or the "Funds of Funds"). The Advisory Agreement and Subadvisory Agreements are collectively referred to as the Agreements. Prior to the June 18-21, 2018 in-person meeting at which the Agreements were approved, the Board also discussed and considered information regarding the proposed continuation of the Agreements at an in-person meeting held on May 29-31, 2018.

Approval of Advisory and Subadvisory Agreements

At in-person meetings held on June 18-21, 2018, the Board, including the Trustees who are not parties to any Agreement or considered to be interested persons of the Trust under the Investment Company Act of 1940, as amended (the "1940 Act") (the "Independent Trustees"), reapproved for an annual period, the continuation of the Advisory Agreement between the Trust and John Hancock Advisers, LLC (the "Advisor") and the applicable Subadvisory Agreements between the Advisor and the investment subadvisors (each, a "Subadvisor" and collectively, the "Subadvisors") with respect to each of the Funds identified in Appendix A.

In considering the Advisory Agreement and the Subadvisory Agreements with respect to each Fund, the Board received in advance of the meetings a variety of materials relating to each Fund, the Advisor and each Subadvisor, including comparative performance, fee and expense information for peer groups of similar mutual funds prepared by an independent third-party provider of mutual fund data; performance information for the Funds' benchmark indices; and, with respect to each Subadvisor, comparative performance information for comparably managed accounts, as applicable; and other information provided by the Advisor and the Subadvisors regarding the nature, extent and quality of services provided by the Advisor and the Subadvisors under their respective Agreements, as well as information regarding the Advisor's revenues and costs of providing services to the Funds and any compensation paid to affiliates of the Advisor. At the meetings at which the renewal of the Advisory Agreement and Subadvisory Agreements are considered, particular focus is given to information concerning Fund performance, comparability of fees and total expenses, and profitability. However, the Board notes that the evaluation process with respect to the Advisor and the Subadvisors is an ongoing one. In this regard, the Board also took into account discussions with management and information provided to the Board (including its various committees) at prior meetings with respect to the services provided by the Advisor and the Subadvisors to the Funds, including quarterly performance reports prepared by management containing reviews of investment results, and prior presentations from the Subadvisors with respect to the Funds they manage. The information received and considered by the Board in connection with the May and June meetings and throughout the year was both written and oral. The Board noted the affiliation of the Subadvisors with the Advisor, noting any potential conflicts of interest. The Board also considered the nature, quality, and extent of the services, to be provided to the Funds by the Advisor's affiliates, including distribution services. The Board considered the Advisory Agreement and the Subadvisory Agreement separately in the course of its review. In doing so, the Board noted the respective roles of the Advisor and Subadvisor in providing services to the Funds. In addition, although the Board approved the renewal of the Agreements for all of the Funds at the June meeting, the Board considered each Fund separately.

Throughout the process, the Board asked questions of and requested additional information from management. The Board is assisted by counsel for the Trust and the Independent Trustees are also separately assisted by independent legal counsel throughout the process. The Independent Trustees also received a memorandum from their independent legal counsel discussing the legal standards for their consideration of the proposed continuation of the Agreements and discussed the proposed continuation of the Agreements in private sessions with their independent legal counsel at which no representatives of management were present.

Approval of Advisory Agreement

In approving the Advisory Agreement with respect to each Fund, the Board, including the Independent Trustees, considered a variety of factors, including those discussed below. The Board also considered other factors (including conditions and trends prevailing generally in the economy, the securities markets and the industry) and did not treat any single factor as determinative, and each Trustee may have attributed different weights to different factors. The Board's conclusions may be based in part on its consideration of the advisory and subadvisory arrangements in prior years and on the Board's ongoing regular review of Fund performance and operations throughout the year.

Nature, Extent and Quality of Services. Among the information received by the Board from the Advisor relating to the nature, extent and quality of services provided to the Funds, the Board reviewed information provided by the Advisor relating to its operations and personnel, descriptions of its organizational and management structure, and information regarding the Advisor's compliance and regulatory history, including its Form ADV. The Board also noted that on a regular basis it receives and reviews information from the Trust's Chief Compliance Officer ("CCO") regarding the Funds' compliance policies and procedures established pursuant to Rule 38a-1 under the 1940 Act. The Board observed that the scope of services provided by the Advisor, and of the undertakings required of the Advisor in connection with those services, including maintaining and monitoring its own and the fund's compliance programs, risk management programs, liquidity management programs and cybersecurity programs, had expanded over time as a result of regulatory, market and other developments. The Board considered that the Advisor is responsible for the management of the day-to-day operations of the Funds, including but not limited to, general supervision of and coordination of the services provided by the Subadvisors, and is also responsible for monitoring and reviewing the activities of the Subadvisors and third-party service providers. The Board also considered the significant risks assumed by the Advisor in connection with the services provided to the Funds including entrepreneurial risk in sponsoring new Funds and ongoing risks including investment, operational, enterprise, litigation, regulatory and compliance risks with respect to all Funds.

In considering the nature, extent and quality of the services provided by the Advisor, the Trustees also took into account their knowledge of the Advisor's management and the quality of the performance of the Advisor's duties, through Board meetings, discussions and reports during the preceding year and through each Trustee's experience as a Trustee of the Trust and of the other trusts in the complex.

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In the course of their deliberations regarding the Advisory Agreement, the Board considered, among other things:

(a)	the skills and competency with which the Advisor has in the past managed the Trust's affairs and its subadvisory relationships, the Advisor's oversight and monitoring of the Subadvisors' investment performance and compliance programs, such as the Subadvisors' compliance with fund policies and objectives, review of brokerage matters including with respect to trade allocation and best execution, and the Advisor's timeliness in responding to performance issues;
(b)	the background, qualifications and skills of the Advisor's personnel;
(c)	the Advisor's compliance policies and procedures and its responsiveness to regulatory changes and fund industry developments;
(d)	the Advisor's administrative capabilities, including its ability to supervise the other service providers for the Funds, as well as the Advisor's oversight of any securities lending activity, its monitoring of class action litigation and collection of class action settlements on behalf of the Funds, and bringing loss recovery actions on behalf of the Funds;
(e)	the financial condition of the Advisor and whether it has the financial wherewithal to provide a high level and quality of services to the Funds;
(f)	the Advisor's initiatives intended to improve various aspects of the Trust's operations and investor experience with the Funds; and
(g)	the Advisor's reputation and experience in serving as an investment adviser to the Trust and the benefit to shareholders of investing in funds that are part of a family of funds offering a variety of investments.

The Board concluded that the Advisor may reasonably be expected to continue to provide a high quality of services under the Advisory Agreement with respect to the Funds.

Investment Performance. In considering each Fund's performance, the Board noted that it reviews at its regularly scheduled meetings information about the Funds' performance results. In connection with the consideration of the Advisory Agreement, the Board:

(a)	reviewed information prepared by management regarding the Funds' performance;
(b)	considered the comparative performance of each Fund's respective benchmark;
(c)	considered the performance of comparable funds, if any, as included in the report prepared by an independent third-party provider of fund data; and
(d)	took into account the Advisor's analysis of each Fund's performance and its plans and recommendations regarding the Trust's subadvisory arrangements generally and with respect to particular Funds.

The Board noted that while it found the data provided by the independent third-party generally useful it recognized its limitations, including in particular that the data may vary depending on the end date selected and that the results of the performance comparisons may vary depending on the selection of the peer group. The Board reviewed Fund performance against each Fund's respective benchmarks and peer group and also concluded that that such performance is being monitored and reasonably addressed, where appropriate.

Fees and Expenses. The Board reviewed comparative information prepared by an independent third-party provider of mutual fund data including, among other data, each Fund's contractual and net management fees (and subadvisory fees, to the extent available) and total expenses as compared to similarly situated investment companies deemed to be comparable to the Fund in light of the nature, extent and quality of the management and advisory and subadvisory services provided by the Advisor and the Subadvisor. The Board considered each Fund's ranking within a smaller group of peer funds chosen by the independent third-party provider, as well as the Fund's ranking within broader groups of funds. In comparing each Fund's contractual and net management fees to that of comparable funds, the Board noted that such fees include both advisory and administrative costs.

The Board took into account management's discussion of the Funds' expenses. The Board also took into account management's discussion with respect to the overall management fee and the fees of the Subadvisor, including the amount of the advisory fee retained by the Advisor after payment of the subadvisory fee, in each case in light of the services rendered for those amounts and the risks undertaken by the Advisor. The Board also noted that the Advisor pays the subadvisory fees of the Funds. In addition, the Board took into account that management had agreed to implement an overall fee waiver across the complex, which is discussed further below. The Board also noted actions taken over the past several years to reduce the Funds' operating expenses. The Board also noted that, in addition, the Advisor is currently waiving fees and/or reimbursing expenses with respect to each Fund and that each Fund has breakpoints in its contractual management fee schedule that reduces management fees as assets increase. The Board reviewed information provided by the Advisor concerning investment advisory fees charged by the Advisor or one of its advisory affiliates to other clients (including other funds in the complex) having similar investment mandates, if any. The Board considered any differences between the Advisor's and a Subadvisor's services to a Fund and the services they provide to other comparable clients or funds. The Board concluded that the advisory fee paid with respect to each of the Funds is reasonable in light of the nature, extent and quality of the services provided to the Funds under the Advisory Agreement.

In addition, the Trustees reviewed the advisory fee to be paid to the Advisor for each Fund of Funds, and concluded that such fee is based on services provided that are in addition to, rather than duplicative of, the services provided pursuant to the advisory agreements for the underlying funds of the Funds and that the additional services are necessary because of the differences between the investment policies, strategies and techniques of a Fund and those of its underlying funds.

Profitability/Fall out Benefits. In considering the costs of the services to be provided and the profits to be realized by the Advisor and its affiliates (including each Subadvisor) from the Advisor's relationship with the Trust, the Board:

(a)	reviewed financial information of the Advisor;

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(b)	reviewed and considered information presented by the Advisor regarding the net profitability to the Advisor and its affiliates, of each Fund;
(c)	received and reviewed profitability information with respect to the John Hancock Fund Complex as a whole and with respect to each Fund;
(d)	received information with respect to the Advisor's allocation methodologies used in preparing the profitability data and considered that the Advisor hired an independent third-party consultant to provide an analysis of the Advisor's allocation methodologies;
(e)	considered that the John Hancock insurance companies that are affiliates of the Advisor, as shareholders of the Trust directly or through their separate accounts, receive certain tax credits or deductions relating to foreign taxes paid and dividends received by certain Funds of the Trust and noted that these tax benefits, which are not available to participants in qualified retirement plans under applicable income tax law, are reflected in the profitability analysis reviewed by the Board;
(f)	considered that the Advisor also provides administrative services to the Funds on a cost basis pursuant to an administrative services agreement;
(g)	noted that affiliates of the Advisor provide transfer agency services and distribution services to the funds, and that the Trust's distributor also receives Rule 12b-1 payments to support distribution of the products;
(h)	noted that the Funds' Subadvisors are affiliates of the Advisor;
(i)	noted that the Advisor also derives reputational and other indirect benefits from providing advisory services to the Funds;
(j)	noted that the subadvisory fees for the Funds are paid by the Advisor;
(k)	with respect to each Fund, the Board noted that the advisory fee is in addition to the fees received by the Advisor and its affiliates with regard to the underlying funds in which the Funds may invest;
(l)	considered the Advisor's ongoing costs and expenditures necessary to improve services, meet new regulatory and compliance requirements, and adapt to other challenges impacting the fund industry; and
(m)	considered that the Advisor should be entitled to earn a reasonable level of profits in exchange for the level of services it provides to each Fund and the risks that it assumes as Advisor, including entrepreneurial, operational, reputational, litigation and regulatory risk.

Based upon its review, the Board concluded that the level of profitability, if any, of the Advisor and its affiliates (the Subadvisors), from their relationship with each Fund was reasonable and not excessive.

Economies of Scale. In considering the extent to which a Fund may realize any economies of scale and whether fee levels reflect these economies of scale for the benefit of Fund shareholders, the Board:

(a)	considered that with respect to the John Hancock underlying funds in which the Funds invest, the Advisor has agreed to waive a portion of its management fee for such funds and for each of the other John Hancock funds in the complex (except as discussed below) (the Participating Portfolios) or otherwise reimburse the expenses of the Participating Portfolios (the Reimbursement). This waiver is based upon the aggregate net assets of all the Participating Portfolios. (The funds that are not Participating Portfolios as of the date of this annual report are each of the funds of funds of the Trust and John Hancock Variable Insurance Trust and John Hancock Collateral Trust. The Funds of Funds also benefit from such overall management fee waiver through their investment in underlying funds that include certain of the Participating Portfolios, which are subject to the Reimbursement);
(b)	reviewed the Trust's advisory fee structure and concluded that (i) the Funds' fee structures contain breakpoints at the advisory fee level and (ii) although economies of scale cannot be measured with precision, these arrangements permit shareholders of the Funds to benefit from economies of scale if those Funds grow. The Board also took into account management's discussion of the Funds' advisory fee structure; and
(c)	considered the effect of the Funds' growth in size on their performance and fees. The Board also noted that if the Funds' assets increase over time, the Funds may realize other economies of scale.

Approval of Subadvisory Agreements

In making its determination with respect to approval of the Subadvisory Agreements, the Board reviewed:

(1)	information relating to each Subadvisor's business, including current subadvisory services to the Trust (and other funds in the John Hancock Fund Complex);
(2)	the historical and current performance of each Fund and comparative performance information relating to an applicable benchmark index and comparable funds; and
(3)	the subadvisory fee for each Fund, including any breakpoints, and to the extent available, and comparative fee information, where available, prepared by an independent third party provider of fund data.

Nature, Extent and Quality of Services. With respect to the services provided by each of the Subadvisors with respect to each Fund, the Board received information provided to the Board by each Subadvisor, including each Subadvisor's Form ADV, as well as took into account information presented throughout the past year. The Board considered each Subadvisor's current level of staffing and its overall resources, as well as received information relating to a Subadvisor's compensation program. The Board reviewed each Subadvisor's history and investment experience, as well as information regarding the qualifications, background, and responsibilities of each Subadvisor's investment and compliance personnel who provide services to the Funds. The Board also considered, among other things, each Subadvisor's compliance program and any disciplinary history. The Board also considered each Subadvisor's risk assessment and monitoring process. The Board reviewed each Subadvisor's

ANNUAL REPORT   |   JOHN HANCOCK MULTI-INDEX PRESERVATION PORTFOLIOS       64

regulatory history, including whether it was involved in any regulatory actions or investigations as well as material litigation, and any settlements and amelioratory actions undertaken, as appropriate. The Board noted that the Advisor conducts regular, periodic reviews of each Subadvisor and its operations, including regarding investment processes and organizational and staffing matters. The Board also noted that the Trust's CCO and his staff conduct regular, periodic compliance reviews with each of the Subadvisors and present reports to the Independent Trustees regarding the same, which includes evaluating the regulatory compliance systems of the Subadvisors and procedures reasonably designed to assure compliance with the federal securities laws. The Board also took into account the financial condition of each Subadvisor.

The Board considered each Subadvisor's investment process and philosophy. The Board took into account that each Subadvisor's responsibilities include the development and maintenance of an investment program for the applicable Fund that is consistent with the Fund's investment objective, the selection of investment securities and the placement of orders for the purchase and sale of such securities, as well as the implementation of compliance controls related to performance of these services. The Board also received information with respect to each Subadvisor's brokerage policies and practices, including with respect to best execution and soft dollars.

Subadvisor Compensation. In considering the cost of services to be provided by each Subadvisor and the profitability to that Subadvisor of its relationship with the Funds, the Board noted that the fees under the Subadvisory Agreements are paid by the Advisor and not the Funds. The Board also received information and took into account any other potential conflicts of interest the Advisor might have in connection with the Subadvisory Agreements.

In addition, the Board considered other potential indirect benefits that the Subadvisors and their affiliates may receive from the Subadvisors' relationship with the Funds, such as the opportunity to provide advisory services to additional funds in the John Hancock fund complex and reputational benefits.

Subadvisory Fees. The Board considered that each Fund pays an advisory fee to the Advisor and that, in turn, the Advisor pays a subadvisory fee to each Subadvisor. As noted above, the Board also considered, if available, each Fund's subadvisory fees as compared to similarly situated investment companies deemed to be comparable to the Fund as included in the report prepared by the independent third party provider of fund data, to the extent applicable. The Board noted that the limited size of the Lipper peer group was not sufficient for comparative purposes. The Board also took into account the subadvisory fees paid by the Advisor to the Subadvisor with respect to the Funds and compared them to fees charged by each Fund's Subadvisor to manage other subadvised portfolios and portfolios not subject to regulation under the 1940 Act, as applicable.

Subadvisor Performance. As noted above, the Board considered each Fund's performance as compared to the Fund's peer group and the benchmark index and noted that the Board reviews information about the Fund's performance results at its regularly scheduled meetings. The Board noted the Advisor's expertise and resources in monitoring the performance, investment style, and risk-adjusted performance of each Subadvisor. The Board was mindful of the Advisor's focus on each Subadvisor's performance. The Board also noted each Subadvisor's long-term performance record for similar accounts, as applicable.

The Board's decision to approve the Subadvisory Agreements with respect to each Fund was based on a number of determinations, including the following:

(1)	each Subadvisor has extensive experience and demonstrated skills as a manager;
(2)	the Board concluded that performance is being monitored and reasonably addressed, where appropriate;
(3)	the subadvisory fees are reasonable in relation to the level and quality of services being provided under the Subadvisory Agreement; and
(4)	the subadvisory fees are paid by the Advisor and not the Funds.

In addition, the Trustees reviewed the subadvisory fee to be paid to each Subadvisor for the Funds of Funds and concluded that such subadvisory fee is based on services provided that are in addition to, rather than duplicative of, the services provided pursuant to the subadvisory agreements for the underlying funds of the Funds of Funds and that the additional services are necessary because of the differences between the investment policies, strategies and techniques of a Fund of Funds and those of its underlying funds.

Additional information relating to each Fund's fees and expenses and performance that the Board considered in approving the Advisory Agreement and Subadvisory Agreements for a particular Fund is set forth in Appendix A.

* * *

Based on the Board's evaluation of all factors that the Board deemed to be material, including those factors described above, the Board, including the Independent Trustees, concluded that renewal of the Advisory Agreement and each of the Subadvisory Agreements with respect to each Fund would be in the best interest of each of the respective Funds and its shareholders. Accordingly, the Board, and the Independent Trustees voting separately, approved the Advisory Agreement and Subadvisory Agreements with respect to each Fund for an additional one-year period.

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APPENDIX A

Portfolio (subadvisors)	Performance of fund, as of 12.31.2017	Fees and expenses	Comments
Multi-Index Income Preservation Portfolio (Manulife Asset Management (US)) (Manulife Asset Management (North America))	Benchmark Index - The fund underperformed for the one-, three- and five-year periods. Lipper Category - The fund underperformed the average for the one-, three- and five-year periods.

Subadviser fee comparative data not provided due to limited size of Lipper peer group for this purpose.

Net management fees for this fund are higher than the peer group median.

Total expenses for this fund are lower than the peer group median.

The Board took into account management's discussion of the fund's performance. The Board concluded that the fund's performance is being monitored and reasonably addressed, where appropriate.

The Board took into account management's discussion of the fund's expenses.

Multi-Index 2020 Preservation Portfolio (Manulife Asset Management (US)) (Manulife Asset Management (North America))	Benchmark Index - The fund underperformed for the one-, three- and five-year periods. Lipper Category - The fund underperformed the average for the one-, three- and five-year periods.

Subadviser fee comparative data not provided due to limited size of Lipper peer group for this purpose.

Net management fees for this fund are equal to the peer group median.

Total expenses for this fund are lower than the peer group median.

The Board took into account management's discussion of the fund's performance. The Board concluded that the fund's performance is being monitored and reasonably addressed, where appropriate.
Multi-Index 2025 Preservation Portfolio (Manulife Asset Management (US)) (Manulife Asset Management (North America))	Benchmark Index - The fund underperformed for the one-, three- and five-year periods. Lipper Category - The fund underperformed the average for the one-, three- and five-year periods.

Subadviser fee comparative data not provided due to limited size of Lipper peer group for this purpose.

Net management fees for this fund are equal to the peer group median.

Total expenses for this fund are lower than the peer group median.

The Board took into account management's discussion of the fund's performance. The Board concluded that the fund's performance is being monitored and reasonably addressed, where appropriate.
Multi-Index 2030 Preservation Portfolio (Manulife Asset Management (US)) (Manulife Asset Management (North America))	Benchmark Index - The fund underperformed for the one-, three- and five-year periods. Lipper Category - The fund underperformed the average for the one-, three- and five-year periods.

Subadviser fee comparative data not provided due to limited size of Lipper peer group for this purpose.

Net management fees for this fund are lower than the peer group median.

Total expenses for this fund are lower than the peer group median.

The Board took into account management's discussion of the fund's performance. The Board concluded that the fund's performance is being monitored and reasonably addressed, where appropriate.
Multi-Index 2035 Preservation Portfolio (Manulife Asset Management (US)) (Manulife Asset Management (North America))	Benchmark Index - The fund underperformed for the one-, three- and five-year periods. Lipper Category - The fund underperformed the average for the one-, three- and five-year period.

Subadviser fee comparative data not provided due to limited size of Lipper peer group for this purpose.

Net management fees for this fund are lower than the peer group median.

Total expenses for this fund are lower than the peer group median.

The Board took into account management's discussion of the fund's performance. The Board concluded that the fund's performance is being monitored and reasonably addressed, where appropriate.
Multi-Index 2040 Preservation Portfolio (Manulife Asset Management (US)) (Manulife Asset Management (North America))

Benchmark Index - The fund underperformed for the one-, three- and five-year periods.

Lipper Category - The fund underperformed the average for the one-year period and outperformed the average for the three- and five-year periods.

Subadviser fee comparative data not provided due to limited size of Lipper peer group for this purpose.

Net management fees for this fund are lower than the peer group median.

Total expenses for this fund are lower than the peer group median.

The Board took into account management's discussion of the fund's performance, including the favorable performance relative to the peer group for the three-and five-year periods. The Board concluded that the fund's performance is being monitored and reasonably addressed, where appropriate.
Multi-Index 2045 Preservation Portfolio (Manulife Asset Management (US)) (Manulife Asset Management (North America))	Benchmark Index - The fund underperformed for the one-, three- and five-year periods. Lipper Category - The fund underperformed the average for the one-, three- and five-year periods.

Subadviser fee comparative data not provided due to limited size of Lipper peer group for this purpose.

Net management fees for this fund are lower than the peer group median.

Total expenses for this fund are lower than the peer group median.

The Board took into account management's discussion of the fund's performance. The Board concluded that the fund's performance is being monitored and reasonably addressed, where appropriate.

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Portfolio (subadvisors)	Performance of fund, as of 12.31.2017	Fees and expenses	Comments
Multi-Index 2050 Preservation Portfolio (Manulife Asset Management (US)) (Manulife Asset Management (North America))

Benchmark Index - The fund underperformed for the one-, three- and five-year periods.

Lipper Category - The fund underperformed the average for the one- and five-year periods and outperformed the average for the three-year period.

Subadviser fee comparative data not provided due to limited size of Lipper peer group for this purpose.

Net management fees for this fund are lower than the peer group median.

Total expenses for this fund are lower than the peer group median.

The Board took into account management's discussion of the fund's performance, including favorable performance relative to the peer group for the three-year period The Board concluded that the fund's performance is being monitored and reasonably addressed, where appropriate.
Multi-Index 2055 Preservation Portfolio (Manulife Asset Management (US)) (Manulife Asset Management (North America))	Benchmark Index - The fund underperformed for the one- and three-year periods. Lipper Category - The fund underperformed the average for the one- and three-year periods.

Subadviser fee comparative data not provided due to limited size of Lipper peer group for this purpose.

Net management fees for this fund are lower than the peer group median.

Total expenses for this fund are lower than the peer group median.

The Board took into account management's discussion of the fund's performance. The Board concluded that the fund's performance is being monitored and reasonably addressed, where appropriate.
Multi-Index 2060 Preservation Portfolio (Manulife Asset Management (US)) (Manulife Asset Management (North America))	Benchmark Index - The fund underperformed for the one-year period. Lipper Category - The fund underperformed the average for the one-year period.

Subadviser fee comparative data not provided due to limited size of Lipper peer group for this purpose.

Net management fees for this fund are equal to the peer group median.

Total expenses for this fund are lower than the peer group median.

The Board took into account management's discussion of the fund's performance. The Board concluded that the fund's performance is being monitored and reasonably addressed, where appropriate.

The Board also noted the relatively short performance history of the fund.

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Trustees and Officers

This chart provides information about the Trustees and Officers who oversee your John Hancock fund. Officers elected by the Trustees manage the day-to-day operations of the portfolios and execute policies formulated by the Trustees.

Independent Trustees

Name, year of birth Position(s) held with Trust Principal occupation(s) and other directorships during past 5 years	Trustee of the Trust since[1]	Number of John Hancock funds overseen by Trustee

Hassell H. McClellan, Born: 1945	2005	216
Trustee and Chairperson of the Board
Director/Trustee, Virtus Funds (since 2008); Director, The Barnes Group (since 2010); Associate Professor, The Wallace E. Carroll School of Management, Boston College (retired 2013). Trustee (since 2014) and Chairperson of the Board (since 2017), John Hancock Collateral Trust; Trustee (since 2015) and Chairperson of the Board (since 2017), John Hancock Exchange-Traded Fund Trust; Trustee (since 2012) and Chairperson of the Board (since 2017), John Hancock retail funds[3]; Trustee (2005-2006 and since 2012) and Chairperson of the Board (since 2017), John Hancock Funds III; Trustee (since 2005) and Chairperson of the Board (since 2017), John Hancock Variable Insurance Trust and John Hancock Funds II.

Charles L. Bardelis,[2] Born: 1941	2005	216
Trustee
Director, Island Commuter Corp. (marine transport). Trustee, John Hancock Collateral Trust (since 2014), Trustee, John Hancock Exchange-Traded Fund Trust (since 2015); Trustee, John Hancock retail funds[3] (since 2012); Trustee, John Hancock Funds III (2005-2006 and since 2012); Trustee, John Hancock Variable Insurance Trust (since 1988); Trustee, John Hancock Funds II (since 2005).

James R. Boyle, Born: 1959	2015	216
Trustee
Chief Executive Officer, Foresters Financial (since 2018); Chairman and Chief Executive Officer, Zillion Group, Inc. (formerly HealthFleet, Inc.) (healthcare) (2014-2018); Executive Vice President and Chief Executive Officer, U.S. Life Insurance Division of Genworth Financial, Inc. (insurance) (January 2014-July 2014); Senior Executive Vice President, Manulife Financial Corporation, President and Chief Executive Officer, John Hancock (1999-2012); Chairman and Director, John Hancock Advisers, LLC, John Hancock Funds, LLC, and John Hancock Investment Management Services, LLC (2005-2010). Trustee, John Hancock Collateral Trust and John Hancock Exchange-Traded Fund Trust (since 2015); Trustee, John Hancock retail funds[3] (2005-2010; 2012-2014 and since 2015); Trustee, John Hancock Variable Insurance Trust and John Hancock Funds II (2005-2014 and since 2015).

Peter S. Burgess,[2] Born: 1942	2005	216
Trustee
Consultant (financial, accounting, and auditing matters) (since 1999); Certified Public Accountant; Partner, Arthur Andersen (independent public accounting firm) (prior to 1999); Director, Lincoln Educational Services Corporation (since 2004); Director, Symetra Financial Corporation (2010-2016)); Director, PMA Capital Corporation (2004-2010). Trustee, John Hancock Collateral Trust (since 2014); Trustee, John Hancock Exchange-Traded Fund Trust (since 2015); Trustee, John Hancock retail funds[3] (since 2012); Trustee, John Hancock Funds III (2005-2006 and since 2012); Trustee, John Hancock Variable Insurance Trust and John Hancock Funds II (since 2005).

William H. Cunningham, Born: 1944	2012	216
Trustee
Professor, University of Texas, Austin, Texas (since 1971); former Chancellor, University of Texas System and former President of the University of Texas, Austin, Texas; Chairman (since 2009) and Director (since 2006), Lincoln National Corporation (insurance); Director, Southwest Airlines (since 2000); former Director, LIN Television (2009-2014). Trustee, John Hancock retail funds[3] (since 1986); Trustee, John Hancock Variable Insurance Trust (since 2012); Trustee, John Hancock Funds II (2005-2006 and since 2012); Trustee, John Hancock Collateral Trust (since 2014); Trustee, John Hancock Exchange-Traded Fund Trust (since 2015).

Grace K. Fey, Born: 1946	2008	216
Trustee
Chief Executive Officer, Grace Fey Advisors (since 2007); Director and Executive Vice President, Frontier Capital Management Company (1988-2007); Director, Fiduciary Trust (since 2009). Trustee, John Hancock Collateral Trust (since2014); Trustee, John Hancock Exchange-Traded Fund Trust (since 2015); Trustee, John Hancock retail funds[3] (since 2012); Trustee, John Hancock Variable Insurance Trust and John Hancock Funds II (since 2008).

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Independent Trustees (continued)

Name, year of birth Position(s) held with Trust Principal occupation(s) and other directorships during past 5 years	Trustee of the Trust since[1]	Number of John Hancock funds overseen by Trustee

Theron S. Hoffman,[2] Born: 1947	2008	216
Trustee
Chief Executive Officer, T. Hoffman Associates, LLC (consulting firm) (since 2003); Director, The Todd Organization (consulting firm) (2003-2010); President, Westport Resources Management (investment management consulting firm) (2006-2008); Board Member, Senior Managing Director, Partner, and Operating Head, Putnam Investments (2000-2003); Executive Vice President, The Thomson Corp. (financial and legal information publishing) (1997-2000). Trustee, John Hancock Collateral Trust (since 2014); Trustee, John Hancock Exchange-Traded Fund Trust (since 2015); Trustee, John Hancock retail funds[3] (since 2012); Trustee, John Hancock Variable Insurance Trust and John Hancock Funds II (since 2008).

Deborah C. Jackson, Born: 1952	2012	216
Trustee
President, Cambridge College, Cambridge, Massachusetts (since 2011); Board of Directors, National Association of Corporate Directors/New England (since 2015); Board of Directors, Association of Independent Colleges and Universities of Massachusetts (since 2014); Chief Executive Officer, American Red Cross of Massachusetts Bay (2002-2011); Board of Directors of Eastern Bank Corporation (since 2001); Board of Directors of Eastern Bank Charitable Foundation (since 2001); Board of Directors of American Student Assistance Corporation (1996-2009); Board of Directors of Boston Stock Exchange (2002-2008); Board of Directors of Harvard Pilgrim Healthcare (health benefits company) (2007-2011). Trustee, John Hancock retail funds[3] (since 2008); Trustee, John Hancock Variable Insurance Trust and John Hancock Funds II (since 2012); Trustee, John Hancock Collateral Trust (since 2014); and Trustee, John Hancock Exchange-Traded Fund Trust (since 2015).

James M. Oates, Born: 1946	2005	216
Trustee
Managing Director, Wydown Group (financial consulting firm) (since 1994); Chairman and Director, Emerson Investment Management, Inc. (2000-2015); Independent Chairman, Hudson Castle Group, Inc. (formerly IBEX Capital Markets, Inc.) (financial services company) (1997-2011); Director, Stifel Financial (since 1996); Director, Investor Financial Services Corporation (1995-2007); Director, Connecticut River Bancorp (1998-2014); Director/Trustee, Virtus Funds (since 1988). Trustee (since 2014) and Chairperson of the Board (2014-2016), John Hancock Collateral Trust; Trustee (since 2015) and Chairperson of the Board (2015-2016), John Hancock Exchange-Traded Fund Trust; Trustee (since 2012) and Chairperson of the Board (2012-2016), John Hancock retail funds[3]; Trustee (2005-2006 and since 2012) and Chairperson of the Board (2012-2016), John Hancock Funds III; Trustee (since 2004) and Chairperson of the Board (2005-2016), John Hancock Variable Insurance Trust; Trustee (since 2005) and Chairperson of the Board, John Hancock Funds II (2005-2016).

Steven R. Pruchansky, Born: 1944	2012	216
Trustee and Vice Chairperson of the Board
Managing Director, Pru Realty (since 2017); Chairman and Chief Executive Officer, Greenscapes of Southwest Florida, Inc. (since 2000); Director and President, Greenscapes of Southwest Florida, Inc. (until 2000); Member, Board of Advisors, First American Bank (until 2010); Managing Director, Jon James, LLC (real estate) (since 2000); Partner, Right Funding, LLC (2014-2017); Director, First Signature Bank & Trust Company (until 1991); Director, Mast Realty Trust (until 1994); President, Maxwell Building Corp. (until 1991). Trustee (since 1992) and Chairperson of the Board (2011-2012), John Hancock retail funds[3]; Trustee and Vice Chairperson of the Board, John Hancock retail funds[3] John Hancock Variable Insurance Trust, and John Hancock Funds II (since 2012); Trustee and Vice Chairperson of the Board, John Hancock Collateral Trust (since 2014); Trustee and Vice Chairperson of the Board, John Hancock Exchange-Traded Fund Trust (since 2015).

Gregory A. Russo, Born: 1949	2012	216
Trustee
Director and Audit Committee Chairman (since 2012), and Member, Audit Committee and Finance Committee (since 2011), NCH Healthcare System, Inc. (holding company for multi-entity healthcare system); Director and Member (since 2012) and Finance Committee Chairman (since 2014), The Moorings, Inc. (nonprofit continuing care community); Vice Chairman, Risk & Regulatory Matters, KPMG LLP (KPMG) (2002-2006); Vice Chairman, Industrial Markets, KPMG (1998-2002); Chairman and Treasurer, Westchester County, New York, Chamber of Commerce (1986-1992); Director, Treasurer, and Chairman of Audit and Finance Committees, Putnam Hospital Center (1989-1995); Director and Chairman of Fundraising Campaign, United Way of Westchester and Putnam Counties, New York (1990-1995). Trustee, John Hancock retail funds[3] (since 2008); Trustee, John Hancock Variable Insurance Trust and John Hancock Funds II (since 2012); Trustee, John Hancock Collateral Trust (since 2014); Trustee, John Hancock Exchange-Traded Fund Trust (since 2015).

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Non-Independent Trustees4

Name, year of birth Position(s) held with Trust Principal occupation(s) and other directorships during past 5 years	Trustee of the Trust since[1]	Number of John Hancock funds overseen by Trustee

Andrew G. Arnott, Born: 1971	2017	216
President and Non-Independent Trustee
Executive Vice President, John Hancock Financial Services (since 2009, including prior positions); Director and Executive Vice President, John Hancock Advisers, LLC (since 2005, including prior positions); Director and Executive Vice President, John Hancock Investment Management Services, LLC (since 2006, including prior positions); President, John Hancock Funds, LLC (since 2004, including prior positions); President, John Hancock retail funds,[3] John Hancock Variable Insurance Trust, and John Hancock Funds II (since 2007, including prior positions); President, John Hancock Collateral Trust and John Hancock Exchange-Traded Fund Trust (since 2014). Trustee, John Hancock retail funds, John Hancock Variable Insurance Trust, John Hancock Funds II, John Hancock Collateral Trust, and John Hancock Exchange-Traded Fund Trust (since 2017).

Marianne Harrison, Born: 1963	2018	216
Non-Independent Trustee
President and CEO, John Hancock (since 2017); President and CEO, Manulife Canadian Division (2013-2017); Member, Board of Directors, American Council of Life Insurers (ACLI) (since 2018); Member, Board of Directors, Communitech, an industry-led innovation center that fosters technology companies in Canada (since 2017); Member, Board of Directors, Manulife Assurance Canada (since 2015); Board Member, St. Mary's General Hospital Foundation (since 2014); Member, Board of Directors, Manulife Bank of Canada (since 2013); Member, Standing Committee of the Canadian Life & Health Assurance Association (since 2013); Member, Board of Directors, John Hancock USA, John Hancock Life & Health, John Hancock New York (2012-2013). Trustee, John Hancock Collateral Trust, John Hancock Exchange-Traded Fund Trust, John Hancock retail funds[3], John Hancock Variable Insurance Trust, and John Hancock Funds II (since 2018).

Warren A. Thomson, Born: 1955	2012	216
Non-Independent Trustee
Senior Executive Vice President and Chief Investment Officer, Manulife Financial Corporation and The Manufacturers Life Insurance Company (since 2009); Chairman, Manulife Asset Management (since 2001, including prior positions); Director and Chairman, Manulife Asset Management Limited (since 2006); Director and Chairman, Hancock Natural Resources Group, Inc. (since 2013). Trustee, John Hancock retail funds,[3] John Hancock Variable Insurance Trust, and John Hancock Funds II (since 2012); Trustee, John Hancock Collateral Trust (since 2014); and Trustee, John Hancock Exchange-Traded Fund Trust (since 2015).

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Principal officers who are not Trustees

Name, year of birth Position(s) held with Trust Principal occupation(s) during past 5 years	Officer of the Trust since

John J. Danello, Born: 1955	2014
Senior Vice President, Secretary, and Chief Legal Officer
Vice President and Chief Counsel, John Hancock Wealth Management (since 2005); Senior Vice President (since 2007) and Chief Legal Counsel (2007-2010), John Hancock Funds, LLC and The Berkeley Financial Group, LLC; Senior Vice President (since 2006, including prior positions) and Chief Legal Officer and Secretary (since 2014), John Hancock retail funds,[3] John Hancock Funds II and John Hancock Variable Insurance Trust; Senior Vice President, Chief Legal Officer and Secretary, John Hancock Collateral Trust and John Hancock Exchange-Traded Fund Trust (since 2014); Vice President, John Hancock Life & Health Insurance Company (since 2009); Vice President, John Hancock Life Insurance Company (USA) and John Hancock Life Insurance Company of New York (since 2010); and Senior Vice President, Secretary, and Chief Legal Counsel (2007-2014, including prior positions) of John Hancock Advisers, LLC and John Hancock Investment Management Services, LLC.

Francis V. Knox, Jr., Born: 1947	2005
Chief Compliance Officer
Vice President, John Hancock Financial Services (since 2005); Chief Compliance Officer, John Hancock retail funds,[3] John Hancock Variable Insurance Trust, John Hancock Funds II, John Hancock Advisers, LLC, and John Hancock Investment Management Services, LLC (since 2005); Chief Compliance Officer, John Hancock Collateral Trust and John Hancock Exchange-Traded Fund Trust (since 2014).

Charles A. Rizzo, Born: 1957	2007
Chief Financial Officer
Vice President, John Hancock Financial Services (since 2008); Senior Vice President, John Hancock Advisers, LLC and John Hancock Investment Management Services, LLC (since 2008); Chief Financial Officer, John Hancock retail funds,[3] John Hancock Variable Insurance Trust and John Hancock Funds II (since 2007); Chief Financial Officer, John Hancock Collateral Trust and John Hancock Exchange-Traded Fund Trust (since 2014).

Salvatore Schiavone, Born: 1965	2009
Treasurer
Assistant Vice President, John Hancock Financial Services (since 2007); Vice President, John Hancock Advisers, LLC and John Hancock Investment Management Services, LLC (since 2007); Treasurer, John Hancock retail funds[3] (since 2007, including prior positions); Treasurer, John Hancock Variable Insurance Trust and John Hancock Funds II (2007-2009 and since 2010, including prior positions); Treasurer, John Hancock Collateral Trust and John Hancock Exchange-Traded Fund Trust (since 2014).

The business address for all Trustees and Officers is 601 Congress Street, Boston, Massachusetts 02210-2805.

The Statement of Additional Information of the fund includes additional information about members of the Board of Trustees of the Trust and is available without charge, upon request, by calling 800-225-5291.

1	Each Trustee holds office until his or her successor is elected and qualified, or until the Trustee's death, retirement, resignation, or removal.
2	Member of the Audit Committee.
3	"John Hancock retail funds" comprises John Hancock Funds III and 36 other John Hancock funds consisting of 26 series of other John Hancock trusts and 10 closed-end funds.
4	The Trustee is a Non-Independent Trustee due to current or former positions with the Advisor and certain affiliates.
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More information

Trustees

Hassell H. McClellan, Chairperson
Steven R. Pruchansky, Vice Chairperson
Andrew G. Arnott†
Charles L. Bardelis*
James R. Boyle
Peter S. Burgess*
William H. Cunningham
Grace K. Fey
Marianne Harrison†#
Theron S. Hoffman*
Deborah C. Jackson
James M. Oates
Gregory A. Russo
Warren A. Thomson†

Officers

Andrew G. Arnott
President

John J. Danello
Senior Vice President, Secretary,
and Chief Legal Officer

Francis V. Knox, Jr.
Chief Compliance Officer

Charles A. Rizzo
Chief Financial Officer

Salvatore Schiavone
Treasurer

Investment advisor

John Hancock Advisers, LLC

Subadvisors

John Hancock Asset Management a division of Manulife Asset Management (US) LLC
John Hancock Asset Management a division of Manulife Asset Management (North America) Limited

Principal distributor

John Hancock Funds, LLC

Custodian

State Street Bank and Trust Company

Transfer agent

John Hancock Signature Services, Inc.

Legal counsel

K&L Gates LLP

Independent registered public accounting firm

PricewaterhouseCoopers LLP

*Member of the Audit Committee
†Non-Independent Trustee
#Effective 6-19-18

The portfolios' proxy voting policies and procedures, as well as the portfolio proxy voting record for the most recent twelve-month period ended June 30, are available free of charge on the Securities and Exchange Commission (SEC) website at sec.gov or on our website.

The portfolios' complete list of portfolio holdings, for the first and third fiscal quarters, is filed with the SEC on Form N-Q. The portfolios' Form N-Q is available on our website and the SEC's website, sec.gov, and can be reviewed and copied (for a fee) at the SEC's Public Reference Room in Washington, DC. Call 800-SEC-0330 to receive information on the operation of the SEC's Public Reference Room.

We make this information on your portfolio, as well as monthly portfolio holdings, and other portfolio details available on our website at jhinvestments.com or by calling 800-225-5291.

You can also contact us:
800-225-5291 jhinvestments.com	Regular mail: John Hancock Signature Services, Inc. P.O. Box 55913 Boston, MA 02205-5913	Express mail: John Hancock Signature Services, Inc. Suite 55913 30 Dan Road Canton, MA 02021

ANNUAL REPORT   |   JOHN HANCOCK MULTI-INDEX PRESERVATION PORTFOLIOS       72

John Hancock family of funds

DOMESTIC EQUITY FUNDS

Blue Chip Growth

Classic Value

Disciplined Value

Disciplined Value Mid Cap

Equity Income

Financial Industries

Fundamental All Cap Core

Fundamental Large Cap Core

Fundamental Large Cap Value

Natural Resources

New Opportunities

Regional Bank

Small Cap Core

Small Cap Growth

Small Cap Value

Strategic Growth

U.S. Global Leaders Growth

U.S. Growth

Value Equity

GLOBAL AND INTERNATIONAL EQUITY FUNDS

Disciplined Value International

Emerging Markets

Emerging Markets Equity

Fundamental Global Franchise

Global Equity

Global Shareholder Yield

Greater China Opportunities

International Growth

International Small Company

International Value Equity

INCOME FUNDS

Bond

California Tax-Free Income

Emerging Markets Debt

Floating Rate Income

Government Income

High Yield

High Yield Municipal Bond

Income

Investment Grade Bond

Money Market

Short Duration Credit Opportunities

Spectrum Income

Strategic Income Opportunities

Tax-Free Bond

ALTERNATIVE AND SPECIALTY FUNDS

Absolute Return Currency

Alternative Asset Allocation

Enduring Assets

Global Absolute Return Strategies

Global Conservative Absolute Return

Global Focused Strategies

Redwood

Seaport Long/Short

Technical Opportunities

A fund's investment objectives, risks, charges, and expenses should be considered carefully before investing. The prospectus contains this and other important information about the fund. To obtain a prospectus, contact your financial professional, call John Hancock Investments at 800-225-5291, or visit our website at jhinvestments.com. Please read the prospectus carefully before investing or sending money.

ASSET ALLOCATION

Balanced

Income Allocation

Multi-Index Lifetime Portfolios

Multi-Index Preservation Portfolios

Multimanager Lifestyle Portfolios

Multimanager Lifetime Portfolios

Retirement Income 2040

EXCHANGE-TRADED FUNDS

John Hancock Multifactor Consumer Discretionary ETF

John Hancock Multifactor Consumer Staples ETF

John Hancock Multifactor Developed International ETF

John Hancock Multifactor Energy ETF

John Hancock Multifactor Financials ETF

John Hancock Multifactor Healthcare ETF

John Hancock Multifactor Industrials ETF

John Hancock Multifactor Large Cap ETF

John Hancock Multifactor Materials ETF

John Hancock Multifactor Mid Cap ETF

John Hancock Multifactor Small Cap ETF

John Hancock Multifactor Technology ETF

John Hancock Multifactor Utilities ETF

ENVIRONMENTAL, SOCIAL, AND GOVERNANCE FUNDS

ESG All Cap Core

ESG Core Bond

ESG International Equity

ESG Large Cap Core

CLOSED-END FUNDS

Financial Opportunities

Hedged Equity & Income

Income Securities Trust

Investors Trust

Preferred Income

Preferred Income II

Preferred Income III

Premium Dividend

Tax-Advantaged Dividend Income

Tax-Advantaged Global Shareholder Yield

John Hancock Multifactor ETF shares are bought and sold at market price (not NAV), and are not individually redeemed from the fund. Brokerage commissions will reduce returns.

John Hancock ETFs are distributed by Foreside Fund Services, LLC, and are subadvised by Dimensional Fund Advisors LP. Foreside is not affiliated with John Hancock Funds, LLC or Dimensional Fund Advisors LP.

Dimensional Fund Advisors LP receives compensation from John Hancock in connection with licensing rights to the John Hancock Dimensional indexes. Dimensional Fund Advisors LP does not sponsor, endorse, or sell, and makes no representation as to the advisability of investing in, John Hancock Multifactor ETFs.

John Hancock Investments

A trusted brand

John Hancock Investments is a premier asset manager representing one of
America's most trusted brands, with a heritage of financial stewardship dating back to 1862. Helping our shareholders pursue their financial goals is at the core of everything we do. It's why we support the role of professional financial advice and operate with the highest standards of conduct and integrity.

A better way to invest

We serve investors globally through a unique multimanager approach: We search the world to find proven portfolio teams with specialized expertise for every strategy we offer, then we apply robust investment oversight to ensure they continue to meet our uncompromising standards and serve the best interests of our shareholders.

Results for investors

Our unique approach to asset management enables us to provide a diverse set of investments backed by some of the world's best managers, along with strong risk-adjusted returns across asset classes.

John Hancock Funds, LLC ■ Member FINRA, SIPC
601 Congress Street ■ Boston, MA 02210-2805 ■ 800-225-5291 ■ jhinvestments.com

This report is for the information of the shareholders of John Hancock Multi-Index Preservation Portfolios. It is not authorized for distribution to prospective investors unless preceded or accompanied by a prospectus.

MF601564	RCPA 8/18 10/18

John Hancock

Multimanager Lifetime Portfolios

Annual report 8/31/18

A message to shareholders

Dear shareholder,

Financial markets around the world have experienced a meaningful rise in volatility this year, particularly when compared with the unusual calm of 2017.  Short-term uncertainty notwithstanding, the good news is that asset prices of stocks are ultimately driven by fundamentals, and those continue to appear extremely supportive across most of the globe. The question for investors is whether risk assets in the remaining months of 2018 take their cues from trends currently in place, the policy and political wavering that have characterized much of the year so far, or will changes in interest and inflation rates impact the duration of the bull market.

On the fixed-income side, it has been a challenging time, as both short- and long-term yields rose steadily higher. Inflation fears sparked a sell-off in credit segments of the markets in early 2018, while a strong economy led the U.S. Federal Reserve (Fed) to continue normalizing monetary policy. Meanwhile, foreign bonds, especially emerging-market debt, suffered declines as the U.S. dollar strengthened materially versus a range of major currencies; recent questions about the solvency of some of the more heavily indebted nations also raised concerns.

Your best resource in unpredictable and volatile markets is your financial advisor, who can help position your portfolio so that it's sufficiently diversified to meet your long-term objectives and to withstand the inevitable turbulence along the way.

On behalf of everyone at John Hancock Investments, I'd like to take this opportunity to welcome new shareholders and to thank existing shareholders for the continued trust you've placed in us.

Sincerely,

Andrew G. Arnott
President and CEO,
John Hancock Investments
Head of Wealth and Asset Management,
United States and Europe

This commentary reflects the CEO's views, which are subject to change at any time. Investing involves risks, including the potential loss of principal. Diversification does not guarantee investment returns and does not eliminate risk of loss. For more up-to-date information, please visit our website at jhinvestments.com.

John Hancock
Multimanager Lifetime Portfolios

2	Multimanager Lifetime Portfolios' strategy at a glance
3	Discussion of portfolio performance
10	Multimanager 2060 Lifetime Portfolio
11	Multimanager 2055 Lifetime Portfolio
12	Multimanager 2050 Lifetime Portfolio
13	Multimanager 2045 Lifetime Portfolio
14	Multimanager 2040 Lifetime Portfolio
15	Multimanager 2035 Lifetime Portfolio
16	Multimanager 2030 Lifetime Portfolio
17	Multimanager 2025 Lifetime Portfolio
18	Multimanager 2020 Lifetime Portfolio
19	Multimanager 2015 Lifetime Portfolio
20	Multimanager 2010 Lifetime Portfolio
21	Your expenses
28	Portfolios' investments
40	Financial statements
53	Financial highlights
74	Notes to financial statements
108	Report of independent registered public accounting firm
109	Tax information
110	Continuation of investment advisory and subadvisory agreements
116	Trustees and Officers
120	More information

ANNUAL REPORT   |   JOHN HANCOCK MULTIMANAGER LIFETIME PORTFOLIOS       1

Multimanager Lifetime Portfolios' strategy at a glance

A SIMPLE, STRATEGIC PATH TO HELP YOU REACH YOUR RETIREMENT GOALS

Multimanager Lifetime Portfolios make diversification easy because the asset mix of each portfolio automatically changes over time.

•	Portfolios with dates further off initially invest more aggressively in stock funds.
•	As a portfolio approaches its target date,[1] the allocation will gradually migrate to more conservative fixed-income funds.
•	Once the target date is reached, the allocation will continue to become increasingly conservative until it reaches the end of its glide path, investing primarily in fixed-income funds.

JOHN HANCOCK MULTIMANAGER LIFETIME PORTFOLIOS—AUTOMATICALLY ADJUST OVER TIME2

The chart below illustrates how the asset allocation mix of John Hancock Multimanager Lifetime Portfolios adjusts over time.

The principal value of each portfolio is not guaranteed and you could lose money at any time, including at or after the target date.

1 Based on an estimated retirement date.

2 Allocations may vary as a result of market activity or cash allocations held during unusual market or economic conditions.

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Discussion of portfolio performance

An interview with Portfolio Manager Nathan W. Thooft, CFA, John Hancock Asset Management a division of Manulife Asset Management (US) LLC

Nathan W. Thooft, CFA
Portfolio Manager
John Hancock Asset Management

"... our primary goal is to build a well-diversified portfolio intended to outperform over full market cycles and not any specific 12-month period."

How did the world financial markets perform during the 12 months ended August 31, 2018?

Financial assets produced mixed results. While stocks, high-yield bonds, and bank loans posted gains, interest-rate-sensitive fixed-income investments generally finished in the red. The disparity in returns among the major categories largely stemmed from the backdrop of positive global growth. The U.S. economy continued to lead the way, with the combination of lower taxes and reduced regulation fueling rising business activity and rising employment. These trends led to a strong increase in corporate earnings and contributed to positive investor sentiment, boosting the returns of domestic equities. Small caps outpaced large caps, due in part to their higher exposure to the strong domestic economy and lower sensitivity to uncertainty surrounding trade policy. At the style level, growth stocks outperformed their value counterparts by a wide margin as investors continued to gravitate toward faster growers in general, and to technology companies in particular.

Although U.S. equities exhibited strength, developed-market international indexes lagged, and emerging-market indexes generally finished in negative territory. Both categories were pressured by the combination of shifting U.S. trade policy and slowing growth outside of the United States. The faster growth of the U.S. economy also fueled strength in the U.S. dollar versus most major foreign currencies, which depressed the returns of international stocks for U.S.-based investors. The emerging markets faced the additional challenge of political and/or economic uncertainty in a number of larger nations in the asset class, resulting in very weak performance relative to the United States.

The investment environment also proved unfavorable for bonds. The U.S. Federal Reserve (Fed) tightened monetary policy by enacting three quarter-point interest-rate increases and reducing its balance sheet through the continued unwinding of its quantitative easing program. The yield on the two-year U.S. Treasury note, which is highly responsive to Fed policy, increased from 1.33% to 2.62% in response, while the ten-year yield climbed from 2.12% to 2.86%. The rising yields on government bonds pressured returns across the investment-grade market, contributing to losses for higher-rated corporate bonds. (Bond prices and yields move in opposite directions.) Credit-sensitive segments of the bond market—such as high-yield issues and bank loans—fared better due to the improvement in corporate earnings, but they nonetheless finished with returns that were well behind those of global equities.

How did the portfolios perform during the period?

All of the Multimanager Lifetime Portfolios delivered gains but lagged their respective benchmarks. Consistent with stocks' outperformance versus fixed income, the longer-dated portfolios—which have a higher allocation to equities—generated the highest absolute returns.

How were the portfolios positioned at the end of the period?

Although the portfolios underperformed during the past year, it's important to keep in mind that our primary goal is to build a well-diversified portfolio intended to outperform over full market cycles and not any specific 12-month period. We therefore maintained a steady approach designed to maximize diversification and augment long-term results.

With this said, we did make some changes. First, we reduced the portfolios' weighting in stocks from the intraperiod high and

ANNUAL REPORT   |   JOHN HANCOCK MULTIMANAGER LIFETIME PORTFOLIOS       3

increased their allocation in bonds, most notably in the nearer-dated strategies. This shift moved the portfolios closer to a neutral positioning, which represents a contrast to the overweight in equities we held over the past two years. We believe this approach is appropriate at a time of rising interest rates, relatively rich stock market valuations, and elevated headline risk.

We think the growing prevalence of risk factors also underscores the importance of maintaining a position in defensive equities. This aspect of our strategy has been somewhat out of step with the outperformance of growth stocks in recent years. Still, we believe its merits will become evident if volatility maintains its upward drift or the relative performance of the growth style begins to cool.

The portfolios maintained a long-standing allocation to absolute return strategies that seek to produce returns independent of the traditional asset classes. The portfolios also kept a modest allocation to the real assets category—which includes real estate investment trusts (both domestic and international) as well as energy and material stocks. We believe this aspect of our positioning helps provide a cushion against the effect of inflation over time.

On the fixed-income side, we continued to focus on opportunities outside of the interest-rate-sensitive core bond space. At a time of healthy growth trends and ongoing Fed rate increases, we believed there was greater latitude for outperformance in the credit-oriented segments of the market. We also saw a more compelling case for short-term bonds, given their increasingly attractive yields relative to longer-term issues.

Can you tell us about a recent manager change?

Effective July 12, 2018, Robert M. Boyda retired and is no longer part of the management team. The rest of the team will continue to manage the portfolios.

MULTIMANAGER 2060 LIFETIME PORTFOLIO

The portfolio's Class A shares returned 11.08%, excluding sales charges. The custom blended benchmark gained 14.31%,1,2 and the Morningstar target-date 2060 fund category average returned 11.84%.3 Both asset allocation and manager selection detracted from performance versus the benchmark, with the former having the larger impact.

Several aspects of our allocation strategy contributed to the portfolio's underperformance. A weighting in defensive equities, which is designed to provide an element of longer-term downside protection, was a significant headwind at a time in which faster-growing and momentum-driven stocks outperformed. The portfolio also lost some relative performance by having an overweight in international equities versus the blended index. Not least, an allocation to absolute return strategies detracted due to both the poor performance of the underlying managers and the opportunity cost of not having a larger weighting in equities. In all cases, the portfolio's positioning reflected our goals of diversification and long-term outperformance. On the plus side, we added value in the dedicated sector portfolio through investments in the outperforming information technology, healthcare, and financials sectors.

At the manager level, International Growth Stock (Invesco), Fundamental Large Cap Core (JHAM), and Global Shareholder Yield (Epoch) were among the top detractors from relative performance. Mid Cap Stock (Wellington) and International Growth (Wellington) were among the leading contributors.

MULTIMANAGER 2055 LIFETIME PORTFOLIO

The portfolio's Class A shares returned 11.09%, excluding sales charges. The custom blended benchmark gained 14.31%,1,2 and the Morningstar target-date 2055 fund category average rose 11.66%.3 Both asset allocation and manager selection detracted from performance versus the benchmark, with the former having the larger impact.

Several aspects of our allocation strategy contributed to the portfolio's underperformance. A weighting in defensive equities, which is designed to provide an element of longer-term downside protection, was a significant headwind at a time in which faster-growing and momentum-driven stocks outperformed. The portfolio also lost some relative performance by having an overweight in international equities versus the blended index. Not least, an allocation to absolute return strategies detracted due to both the poor performance of the underlying managers and the opportunity cost of not having a larger weighting in equities. In all cases, the portfolio's positioning reflected our goals of diversification and long-term outperformance, as opposed to views on short-term market

ANNUAL REPORT   |   JOHN HANCOCK MULTIMANAGER LIFETIME PORTFOLIOS       4

trends. On the plus side, we added value in the dedicated sector portfolio through investments in the outperforming information technology, healthcare, and financials sectors.

At the manager level, International Growth Stock (Invesco), Fundamental Large Cap Core (JHAM), and Global Shareholder Yield (Epoch) were among the top detractors from relative performance. Mid Cap Stock (Wellington) and International Growth (Wellington) were among the leading contributors.

MULTIMANAGER 2050 LIFETIME PORTFOLIO

The portfolio's Class A shares returned 11.00%, excluding sales charges. The custom blended benchmark gained 14.31%,1,2 and the Morningstar target-date 2050 fund category average rose 11.29%.3 Both asset allocation and manager selection detracted from performance versus the benchmark, with the former having the larger impact.

Several aspects of our allocation strategy contributed to the portfolio's underperformance. A weighting in defensive equities, which is designed to provide an element of longer-term downside protection, was a significant headwind at a time in which faster-growing and momentum-driven stocks outperformed. The portfolio also lost some relative performance by having an overweight in international equities versus the blended index. Not least, an allocation to absolute return strategies detracted due to both the poor performance of the underlying managers and the opportunity cost of not having a larger weighting in equities. In all cases, the portfolio's positioning reflected our goals of diversification and long-term outperformance, as opposed to views on short-term market trends. On the plus side, we added value in the dedicated sector portfolio through investments in the outperforming information technology, healthcare, and financials sectors.

At the manager level, International Growth Stock (Invesco), Fundamental Large Cap Core (JHAM), and Global Shareholder Yield (Epoch) were among the top detractors from relative performance. Mid Cap Stock (Wellington) and International Growth (Wellington) were among the leading contributors.

MULTIMANAGER 2060-2010 LIFETIME PORTFOLIOS' CLASS A SHARE RETURNS (%)

For the twelve months ended 8/31/18

ANNUAL REPORT   |   JOHN HANCOCK MULTIMANAGER LIFETIME PORTFOLIOS       5

MULTIMANAGER 2045 LIFETIME PORTFOLIO

The portfolio's Class A shares returned 11.12%, excluding sales charges. The custom blended benchmark gained 14.31%,1,2 and the Morningstar target-date 2045 fund category average rose 11.28%.3 Both asset allocation and manager selection detracted from performance versus the benchmark, with the former having the larger impact.

Several aspects of our allocation strategy contributed to the portfolio's underperformance. A weighting in defensive equities, which is designed to provide an element of longer-term downside protection, was a significant headwind at a time in which faster-growing and momentum-driven stocks outperformed The portfolio also lost some relative performance by having an overweight in international equities versus the blended index. Not least, an allocation to absolute return strategies detracted due to both the poor performance of the underlying managers and the opportunity cost of not having a larger weighting in equities. In all cases, the portfolio's positioning reflected our goals of diversification and long-term outperformance, as opposed to views on short-term market trends. On the plus side, we added value in the dedicated sector portfolio through investments in the outperforming information technology, healthcare, and financials sectors.

At the manager level, International Growth Stock (Invesco), Global Shareholder Yield (Epoch), and Fundamental Large Cap Core (JHAM) were among the top detractors from relative performance. Mid Cap Stock (Wellington) and International Growth (Wellington) were among the leading contributors.

MULTIMANAGER 2040 LIFETIME PORTFOLIO

The portfolio's Class A shares returned 10.83%, excluding sales charges. The custom blended benchmark gained 14.23%,1,2 and the Morningstar target-date 2040 fund category average rose 10.52%.3 Both asset allocation and manager selection detracted from performance versus the benchmark, with the former having the larger impact.

Several aspects of our allocation strategy contributed to the portfolio's underperformance. A weighting in defensive equities, which is designed to provide an element of longer-term downside protection, was a significant headwind at a time in which faster-growing and momentum-driven stocks outperformed. The portfolio also lost some relative performance by having an overweight in international equities versus the blended index. Not least, an allocation to absolute return strategies detracted due to both the poor performance of the underlying managers and the opportunity cost of not having a larger weighting in equities. In all cases, the portfolio's positioning reflected our goals of diversification and long-term outperformance, as opposed to views on short-term market trends. On the plus side, we added value in the dedicated sector portfolio through investments in the outperforming information technology, healthcare, and financials sectors.

At the manager level, International Growth Stock (Invesco), Global Shareholder Yield (Epoch), and Fundamental Large Cap Core (JHAM) were among the top detractors from relative performance. Mid Cap Stock (Wellington) and International Growth (Wellington) were among the leading contributors.

Market index total returns

For the twelve months ended 8/31/18

U.S. Stocks	S&P 500 Index	19.66%
	Russell Midcap Index	17.89%
	Russell 2000 Index	25.45%
	FTSE NAREIT All Equity REIT Index	6.08%
International Stocks	MSCI EAFE Index	4.90%
	MSCI Emerging Markets Index	-0.32%
	MSCI EAFE Small Cap Index	7.85%
Fixed Income	Bloomberg Barclays U.S. Aggregate Bond Index	-1.05%
	ICE Bank of America Merrill Lynch US High Yield Index	3.26%
	JPMorgan Global Government Bonds Unhedged Index	-1.68%

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MULTIMANAGER 2035 LIFETIME PORTFOLIO

The portfolio's Class A shares returned 10.05%, excluding sales charges. The custom blended benchmark gained 13.27%,1,2 and the Morningstar target-date 2035 fund category average rose 9.83%.3 Both asset allocation and manager selection detracted from performance versus the benchmark, with the former having the larger impact.

Several aspects of our allocation strategy contributed to the portfolio's underperformance. A weighting in defensive equities, which is designed to provide an element of longer-term downside protection, was a significant headwind at a time in which faster-growing and momentum-driven stocks outperformed. The portfolio also lost some relative performance by having an overweight in international equities versus the blended index. Not least, an allocation to absolute return strategies detracted due to both the poor performance of the underlying managers and the opportunity cost of not having a larger weighting in equities. In all cases, the portfolio's positioning reflected our goals of diversification and long-term outperformance, as opposed to views on short-term market trends. On the plus side, we added value in the dedicated sector portfolio through investments in the outperforming information technology, healthcare, and financials sectors.

At the manager level, International Growth Stock (Invesco), Global Shareholder Yield (Epoch), and Fundamental Large Cap Core (JHAM) were among the top detractors from relative performance. Mid Cap Stock (Wellington) and International Growth (Wellington) were among the leading contributors.

MULTIMANAGER 2030 LIFETIME PORTFOLIO

The portfolio's Class A shares returned 8.79%, excluding sales charges. The custom blended benchmark gained 11.93%,1,2 and the Morningstar target-date 2030 fund category average rose 8.46%.3 Both asset allocation and manager selection detracted from performance versus the benchmark, with the former having the larger impact.

Several aspects of our allocation strategy contributed to the portfolio's underperformance. A weighting in defensive equities, which is designed to provide an element of longer-term downside protection, was a significant headwind at a time in which faster-growing and momentum-driven stocks outperformed. The portfolio also lost some relative performance by having an overweight in international equities versus the blended index. Not least, an allocation to absolute return strategies detracted due to both the poor performance of the underlying managers and the opportunity cost of not having a larger weighting in equities. In all cases, the portfolio's positioning reflected our goals of diversification and long-term outperformance, as opposed to views on short-term market trends. On the plus side, we added value in the dedicated sector portfolio through investments in the outperforming information technology, healthcare, and financials sectors.

At the manager level, International Growth Stock (Invesco), Global Shareholder Yield (Epoch), and Fundamental Large Cap Core (JHAM) were among the top detractors from relative performance. Mid Cap Stock (Wellington) and International Growth (Wellington) were among the leading contributors.

MULTIMANAGER 2025 LIFETIME PORTFOLIO

The portfolio's Class A shares returned 7.40%, excluding sales charges. The custom blended benchmark gained 10.14%,1,2 and the Morningstar target-date 2025 fund category average rose 7.21%.3 Both asset allocation and manager selection detracted from performance versus the benchmark, with the former having the larger impact.

Several aspects of our allocation strategy contributed to the portfolio's underperformance. A weighting in defensive equities, which is designed to provide an element of longer-term downside protection, was a significant headwind at a time in which faster-growing and momentum-driven stocks outperformed. The portfolio also lost some relative performance through an allocation to absolute return strategies due to both the poor performance of the underlying managers and the opportunity cost of not having a larger weighting in equities. In all cases, the portfolio's positioning reflected our goals of diversification and long-term outperformance, as opposed to views on short-term market trends. On the plus side, we added value in the dedicated sector portfolio through investments in the outperforming information technology, healthcare, and financials sectors.

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At the manager level, Strategic Income Opportunities (JHAM), International Growth Stock (Invesco), Global Shareholder Yield (Epoch), and Fundamental Large Cap Core (JHAM) were among the top detractors from relative performance. Mid Cap Stock (Wellington) and International Growth (Wellington) were among the leading contributors.

MULTIMANAGER 2020 LIFETIME PORTFOLIO

The portfolio's Class A shares returned 5.92%, excluding sales charges. The custom blended benchmark gained 8.36%,1,2 and the Morningstar target-date 2020 fund category average rose 5.82%.3 Both asset allocation and manager selection detracted from performance versus the benchmark, with the former having the larger impact.

Several aspects of our allocation strategy contributed to the portfolio's underperformance. A weighting in defensive equities, which is designed to provide an element of longer-term downside protection, was a significant headwind at a time in which faster-growing and momentum-driven stocks outperformed. We also lost some relative performance through an allocation to absolute return strategies, due to both the poor performance of the underlying managers and the opportunity cost of not having a larger weighting in equities. In all cases, the portfolio's positioning reflected our goals of diversification and long-term outperformance, as opposed to views on short-term market trends.

On the plus side, we added value in the dedicated sector portfolio through investments in the outperforming information technology, healthcare, and financials sectors. An underweight position in international equities compared to the blended benchmark was an additional positive. The portfolio further benefited from its tilt toward the credit sectors of the fixed-income market—particularly bank loans—and away from the interest-rate-sensitive core bond category.

At the manager level, Strategic Income Opportunities (JHAM), Global Shareholder Yield (Epoch), and Global Equity (JHAM) were among the top detractors from relative performance. Mid Cap Stock (Wellington) and International Growth (Wellington) were among the leading contributors.

MULTIMANAGER 2015 LIFETIME PORTFOLIO

The portfolio's Class A shares returned 4.54%, excluding sales charges. The custom blended benchmark gained 6.81%,1,2 and the Morningstar target-date 2015 fund category average rose 5.26%.3 Both asset allocation and manager selection detracted from performance versus the benchmark, with the former having the larger impact.

Several aspects of our allocation strategy contributed to the portfolio's underperformance. A weighting in defensive equities, which is designed to provide an element of longer-term downside protection, was a significant headwind at a time in which faster-growing and momentum-driven stocks outperformed. We also lost some relative performance through an allocation to absolute return strategies, due to both the poor performance of the underlying managers and the opportunity cost of not having a larger weighting in equities. In all cases, the portfolio's positioning reflected our goals of diversification and long-term outperformance, as opposed to views on short-term market trends.

On the plus side, we added value in the dedicated sector portfolio through investments in the outperforming information technology, healthcare, and financials sectors. An underweight position in international equities compared to the blended benchmark was an additional positive. The portfolio further benefited from its tilt toward the credit sectors of the fixed-income market—particularly bank loans—and away from the interest-rate-sensitive core bond category.

At the manager level, Strategic Income Opportunities (JHAM), Global Shareholder Yield (Epoch), and Global Equity (JHAM) were among the top detractors from relative performance. Mid Cap Stock (Wellington) and International Growth (Wellington) were among the leading contributors.

MULTIMANAGER 2010 LIFETIME PORTFOLIO

The portfolio's Class A shares returned 3.65%, excluding sales charges. The custom blended benchmark gained 5.86%,1,2 and the Morningstar target-date 2000-2010 fund category average rose 4.22%.3 Both asset allocation and manager selection detracted from performance versus the benchmark, with the former having the larger impact.

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Several aspects of our allocation strategy contributed to the portfolio's underperformance. A weighting in defensive equities, which is designed to provide an element of longer-term downside protection, was a significant headwind at a time in which faster-growing and momentum-driven stocks outperformed. We also lost some relative performance through an allocation to absolute return strategies, due to both the poor performance of the underlying managers and the opportunity cost of not having a larger weighting in equities. In all cases, the portfolio's positioning reflected our goals of diversification and long-term outperformance, as opposed to views on short-term market trends.

On the plus side, we added value through an underweight position in international equities compared with the blended benchmark. The portfolio further benefited from its tilt toward the credit sectors of the fixed-income market—particularly bank loans—and away from the interest-rate-sensitive core bond category.

At the manager level, Strategic Income Opportunities (JHAM), Global Shareholder Yield (Epoch), and Global Equity (JHAM) were among the top detractors from relative performance. Mid Cap Stock (Wellington), International Growth (Wellington), and Bond (JHAM) were among the leading contributors.

MANAGED BY

Nathan W. Thooft, CFA On the portfolio since 2013 Investing since 2000
Robert E. Sykes, CFA On the portfolio since 2018 Investing since 2001

1 The custom benchmarks reflect each portfolio's asset allocation under normal conditions. These blended benchmarks adjust over time to match each portfolio's glide path.
2 It is not possible to invest directly in an index. Index figures do not reflect expenses or sales charges, which would result in lower returns.
3 Figures from Morningstar, Inc. include reinvested distributions and do not take into account sales charges. Actual load-adjusted performance is lower.
Past performance does not guarantee future results.
The portfolio's performance depends on the advisor's ability to determine the strategic asset class allocations, the mix of underlying funds, and the performance of those underlying funds. The underlying funds' performance may be lower than the performance of the asset class that they were selected to represent. Owning an exchange-traded fund (ETF) generally reflects the risks of owning the underlying securities it is designed to track, although a lack of liquidity in an ETF could result in it being more volatile. ETFs have their own fees and expenses which are indirectly borne by the portfolio, including management fees that increase their costs. The portfolio is subject to the same risks as the underlying funds in which it invests, which include the following: Stocks and bonds can decline due to adverse issuer, market, regulatory, or economic developments; foreign investing, especially in emerging markets, has additional risks, such as currency and market volatility and political and social instability; the securities of small-capitalization companies are subject to higher volatility than larger, more established companies; and high-yield bonds are subject to additional risks, such as increased risk of default. Reduced liquidity in credit and fixed-income markets may adversely affect issuers worldwide. Derivatives, such as hedging and other strategic transactions, may increase volatility of a portfolio and could result in a significant loss. Each portfolio's name refers to the approximate retirement year of the investors for whom the portfolio's asset allocation strategy is designed. The portfolios with dates further off initially allocate more aggressively to stock funds. As a portfolio approaches and passes its target date, the allocation will gradually migrate to more conservative, fixed-income funds. The principal value of each portfolio is not guaranteed and you could lose money at any time, including at, or after, the target date. Please see the portfolios' prospectuses for additional information.
The views expressed in this report are exclusively those of Nathan W. Thooft, CFA, John Hancock Asset Management, and are subject to change. They are not meant as investment advice. Please note that the holdings discussed in this report may not have been held by the portfolio for the entire period. Portfolio composition is subject to review in accordance with the portfolio's investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk.
ANNUAL REPORT   |   JOHN HANCOCK MULTIMANAGER LIFETIME PORTFOLIOS       9

Multimanager 2060 Lifetime Portfolio

GROWTH OF $10,000

This chart shows what happened to a hypothetical $10,000 investment in John Hancock Multimanager 2060 Lifetime Portfolio for the share classes and periods indicated, assuming all distributions were reinvested. For comparison, we've shown the same investment in one blended index and two separate indexes.

Index 1 is the S&P 500 Index, an unmanaged index that includes 500 widely traded common stocks.

Index 2 is the Bloomberg Barclays U.S. Aggregate Bond Index, an unmanaged index of dollar-denominated and nonconvertible investment-grade debt issues.

Index 3 is 66.50% Russell 3000 Index, 28.50% MSCI ACWI ex-USA Index, 4.00% Bloomberg Barclays U.S. Aggregate Bond Index, and 1.00% ICE Bank of America Merrill Lynch U.S. High Yield Index.

It is not possible to invest directly in an index. Index figures do not reflect expenses or sales charges, which would result in lower returns.

ASSET ALLOCATION (%)

Equity	87.2
Large Blend	35.6
U.S. Large Cap	18.1
International Equity	14.6
U.S. Mid Cap	7.5
Emerging-Market Equity	6.0
U.S. Small Cap	3.7
Sector Equity	1.7
Fixed income	5.5
Intermediate Bond	1.9
Multi-Sector Bond	1.2
Short-Term Bond	0.5
Inflation-Protected Bond	0.5
Global Bond	0.4
Emerging-Market Debt	0.4
Bank Loan	0.3
High Yield Bond	0.3
Alternative and specialty	7.0
Sector Equity	5.5
Absolute Return	1.5
Short-term investments and other	0.3

As a percentage of net assets.

PERFORMANCE CHART

Total returns with maximum sales charge for the period ended 8-31-18 (%)

	Class A	Class I1	Class R1[1]	Class R2[1]	Class R3[1]	Class R4[1]	Class R5[1]	Class R6[1]	Class 1[1]	Index 1	Index 2	Index 3
Inception	3-30-16	3-30-16	3-30-16	3-30-16	3-30-16	3-30-16	3-30-16	3-30-16	3-30-16	3-30-16	3-30-16	3-30-16
Average annual total returns
1 year	5.51	11.45	10.89	11.13	10.89	11.33	11.37	11.47	11.43	19.66	-1.05	14.31
Since inception	11.21	13.98	13.49	13.76	13.49	13.88	14.02	14.07	14.00	17.65	0.97	15.72
Cumulative returns
Since inception	29.37	37.35	35.91	36.68	35.91	37.04	37.46	37.60	37.39	48.32	2.37	42.47

Performance figures assume all distributions have been reinvested. Figures reflect maximum sales charge on Class A shares of 5%. Sales charges are not applicable to Class I, Class R1, Class R2, Class R3, Class R4, Class R5, Class R6, and Class 1 shares.

The expense ratios of the portfolio, both net (including any fee waivers and/or expense limitations) and gross (excluding any fee waivers and/or expense limitations), are set forth according to the most recent publicly available prospectuses for the portfolio and may differ from those disclosed in the Financial highlights tables in this report. Net expenses reflect contractual expense limitations in effect until December 31, 2018 and are subject to change. Had the contractual fee waivers and expense limitations not been in place, gross expenses would apply. The following expense ratios include the expenses of the underlying funds in which the portfolio invests. The expense ratios are as follows:

	Class A	Class I	Class R1	Class R2	Class R3	Class R4	Class R5	Class R6	Class 1
Gross (%)	3.37	3.06	3.72	3.47	3.62	3.32	3.02	2.97	3.00
Net (%)	1.00	0.69	1.35	1.10	1.25	0.85	0.65	0.58	0.63

Please refer to the most recent prospectus and annual or semiannual report for more information on expenses and any expense limitation arrangements for each class.

The returns reflect past results and should not be considered indicative of future performance. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility and other factors, the portfolio's current performance may be higher or lower than the performance shown. For current to the most recent month-end performance data, please call 800-225-5291 or visit the portfolio's website at jhinvestments.com.

The performance information does not reflect the deduction of taxes that a shareholder would pay on portfolio distributions or the redemption of portfolio shares. The portfolio's performance results reflect any applicable fee waivers or expense reductions, without which the expenses would increase and results would have been less favorable.

1	For certain types of investors, as described in the portfolio's prospectuses.
ANNUAL REPORT   |   JOHN HANCOCK MULTIMANAGER LIFETIME PORTFOLIOS       10

Multimanager 2055 Lifetime Portfolio

GROWTH OF $10,000

This chart shows what happened to a hypothetical $10,000 investment in John Hancock Multimanager 2055 Lifetime Portfolio for the share classes and periods indicated, assuming all distributions were reinvested. For comparison, we've shown the same investment in one blended index and two separate indexes.

Index 1 is the S&P 500 Index, an unmanaged index that includes 500 widely traded common stocks.

Index 2 is the Bloomberg Barclays U.S. Aggregate Bond Index, an unmanaged index of dollar-denominated and nonconvertible investment-grade debt issues.

Index 3 is 66.50% Russell 3000 Index, 28.50% MSCI ACWI ex-USA Index, 4.00% Bloomberg Barclays U.S. Aggregate Bond Index, and 1.00% ICE Bank of America Merrill Lynch U.S. High Yield Index.

It is not possible to invest directly in an index. Index figures do not reflect expenses or sales charges, which would result in lower returns.

ASSET ALLOCATION (%)

Equity	87.1
Large Blend	35.4
U.S. Large Cap	18.0
International Equity	14.7
U.S. Mid Cap	7.6
Emerging-Market Equity	6.0
U.S. Small Cap	3.7
Sector Equity	1.7
Fixed income	5.5
Intermediate Bond	1.9
Multi-Sector Bond	1.2
Short-Term Bond	0.5
Inflation-Protected Bond	0.5
Global Bond	0.4
Emerging-Market Debt	0.4
Bank Loan	0.3
High Yield Bond	0.3
Alternative and specialty	7.1
Sector Equity	5.5
Absolute Return	1.6
Short-term investments and other	0.3

As a percentage of net assets.

PERFORMANCE CHART

Total returns with maximum sales charge for the period ended 8-31-18 (%)

	Class A	Class I1,2	Class R1[2]	Class R2[2]	Class R3[2]	Class R4[2]	Class R5[2]	Class R6[2]	Class 1[2]	Index 1	Index 2	Index 3
Inception	3-26-14	3-26-14	3-26-14	3-26-14	3-26-14	3-26-14	3-26-14	3-26-14	3-26-14	3-26-14	3-26-14	3-26-14
Average annual total returns
1 year	5.53	11.47	10.89	10.98	10.85	11.32	11.35	11.48	11.42	19.66	-1.05	14.31
Since inception	6.71	8.19	7.83	8.05	7.82	8.25	8.40	8.43	8.39	12.77	2.23	9.65
Cumulative returns
Since inception	33.40	41.79	39.73	40.98	39.64	42.15	43.00	43.20	42.93	70.44	10.28	50.45

Performance figures assume all distributions have been reinvested. Figures reflect maximum sales charge on Class A shares of 5%. Sales charges are not applicable to Class I, Class R1, Class R2, Class R3, Class R4, Class R5, Class R6, and Class 1 shares.

The expense ratios of the portfolio, both net (including any fee waivers and/or expense limitations) and gross (excluding any fee waivers and/or expense limitations), are set forth according to the most recent publicly available prospectuses for the portfolio and may differ from those disclosed in the Financial highlights tables in this report. Net expenses reflect contractual expense limitations in effect until December 31, 2018 and are subject to change. Had the contractual fee waivers and expense limitations not been in place, gross expenses would apply. The following expense ratios include the expenses of the underlying funds in which the portfolio invests. The expense ratios are as follows:

	Class A	Class I	Class R1	Class R2	Class R3	Class R4	Class R5	Class R6	Class 1
Gross (%)	1.46	1.15	1.81	1.56	1.70	1.41	1.11	1.06	1.09
Net (%)	1.01	0.70	1.36	1.11	1.25	0.86	0.66	0.59	0.64

Please refer to the most recent prospectus and annual or semiannual report for more information on expenses and any expense limitation arrangements for each class.

The returns reflect past results and should not be considered indicative of future performance. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility and other factors, the portfolio's current performance may be higher or lower than the performance shown. For current to the most recent month-end performance data, please call 800-225-5291 or visit the portfolio's website at jhinvestments.com.

The performance information does not reflect the deduction of taxes that a shareholder would pay on portfolio distributions or the redemption of portfolio shares. The portfolio's performance results reflect any applicable fee waivers or expense reductions, without which the expenses would increase and results would have been less favorable.

1	Class I shares were first offered on 3-27-15. Returns prior to this date are those of Class R1 shares that have not been adjusted for class-specific expenses; otherwise, returns would vary.
2	For certain types of investors, as described in the portfolio's prospectuses.
ANNUAL REPORT   |   JOHN HANCOCK MULTIMANAGER LIFETIME PORTFOLIOS       11

Multimanager 2050 Lifetime Portfolio

GROWTH OF $10,000

This chart shows what happened to a hypothetical $10,000 investment in John Hancock Multimanager 2050 Lifetime Portfolio for the share classes and periods indicated, assuming all distributions were reinvested. For comparison, we've shown the same investment in one blended index and two separate indexes.

Index 1 is the S&P 500 Index, an unmanaged index that includes 500 widely traded common stocks.

Index 2 is the Bloomberg Barclays U.S. Aggregate Bond Index, an unmanaged index of dollar-denominated and nonconvertible investment-grade debt issues.

Index 3 is 66.50% Russell 3000 Index, 28.50% MSCI ACWI ex-USA Index, 4.00% Bloomberg Barclays U.S. Aggregate Bond Index, and 1.00% ICE Bank of America Merrill Lynch U.S. High Yield Index.

It is not possible to invest directly in an index. Index figures do not reflect expenses or sales charges, which would result in lower returns.

ASSET ALLOCATION (%)

Equity	87.1
Large Blend	35.2
U.S. Large Cap	18.0
International Equity	14.7
U.S. Mid Cap	7.7
Emerging-Market Equity	6.0
U.S. Small Cap	3.8
Sector Equity	1.7
Fixed income	5.5
Intermediate Bond	1.9
Multi-Sector Bond	1.2
Inflation-Protected Bond	0.5
Short-Term Bond	0.5
Emerging-Market Debt	0.4
Global Bond	0.4
Bank Loan	0.3
High Yield Bond	0.3
Alternative and specialty	7.1
Sector Equity	5.4
Absolute Return	1.7
Short-term investments and other	0.3

As a percentage of net assets.

PERFORMANCE CHART

Total returns with maximum sales charge for the period ended 8-31-18 (%)

	Class A1	Class I1,2	Class R1[1,2]	Class R2[1,2]	Class R3[1,2]	Class R4[1,2]	Class R5[1,2]	Class R6[1,2]	Class 1[2]	Index 1	Index 2	Index 3
Inception	4-29-11	4-29-11	4-29-11	4-29-11	4-29-11	4-29-11	4-29-11	4-29-11	4-29-11	4-29-11	4-29-11	4-29-11
Average annual total returns
1 year	5.45	11.29	10.58	10.92	10.85	11.17	11.44	11.48	11.44	19.66	-1.05	14.31
5 year	8.46	9.95	9.25	9.53	9.38	9.79	10.03	10.08	9.99	14.52	2.49	11.33
Since inception	7.27	8.38	7.75	7.99	7.87	8.23	8.43	8.47	8.41	13.24	2.70	9.83
Cumulative returns
5 year	50.12	60.69	55.61	57.67	56.58	59.51	61.29	61.61	61.01	97.01	13.06	71.03
Since inception	67.39	80.52	72.99	75.87	74.40	78.69	81.19	81.64	80.88	149.12	21.57	99.12

Performance figures assume all distributions have been reinvested. Figures reflect maximum sales charge on Class A shares of 5%. Sales charges are not applicable to Class I, Class R1, Class R2, Class R3, Class R4, Class R5, Class R6, and Class 1 shares.

The expense ratios of the portfolio, both net (including any fee waivers and/or expense limitations) and gross (excluding any fee waivers and/or expense limitations), are set forth according to the most recent publicly available prospectuses for the portfolio and may differ from those disclosed in the Financial highlights tables in this report. Net expenses reflect contractual expense limitations in effect until December 31, 2018 and are subject to change. Had the contractual fee waivers and expense limitations not been in place, gross expenses would apply. The following expense ratios include the expenses of the underlying funds in which the portfolio invests. The expense ratios are as follows:

	Class A	Class I	Class R1	Class R2	Class R3	Class R4	Class R5	Class R6	Class 1
Gross (%)	1.34	1.03	1.69	1.44	1.58	1.28	0.98	0.93	0.97
Net (%)	1.02	0.71	1.37	1.12	1.26	0.86	0.66	0.60	0.65

Please refer to the most recent prospectus and annual or semiannual report for more information on expenses and any expense limitation arrangements for each class.

The returns reflect past results and should not be considered indicative of future performance. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility and other factors, the portfolio's current performance may be higher or lower than the performance shown. For current to the most recent month-end performance data, please call 800-225-5291 or visit the portfolio's website at jhinvestments.com.

The performance information does not reflect the deduction of taxes that a shareholder would pay on portfolio distributions or the redemption of portfolio shares. The portfolio's performance results reflect any applicable fee waivers or expense reductions, without which the expenses would increase and results would have been less favorable.

1	Class A, Class R1, Class R2, Class R3, Class R4, Class R5, and Class R6 shares were first offered on 3-1-12; Class I shares were first offered on 3-27-15. Returns prior to these dates are those of Class 1 shares that have not been adjusted for class-specific expenses; otherwise, returns would vary.
2	For certain types of investors, as described in the portfolio's prospectuses.
ANNUAL REPORT   |   JOHN HANCOCK MULTIMANAGER LIFETIME PORTFOLIOS       12

Multimanager 2045 Lifetime Portfolio

GROWTH OF $10,000

This chart shows what happened to a hypothetical $10,000 investment in John Hancock Multimanager 2045 Lifetime Portfolio for the share classes and periods indicated, assuming all distributions were reinvested. For comparison, we've shown the same investment in one blended index and two separate indexes.

Index 1 is the S&P 500 Index, an unmanaged index that includes 500 widely traded common stocks.

Index 2 is the Bloomberg Barclays U.S. Aggregate Bond Index, an unmanaged index of dollar-denominated and nonconvertible investment-grade debt issues.

Index 3 is 66.50% Russell 3000 Index, 28.50% MSCI ACWI ex-USA Index, 4.00% Bloomberg Barclays U.S. Aggregate Bond Index, and 1.00% ICE Bank of America Merrill Lynch U.S. High Yield Index.

It is not possible to invest directly in an index. Index figures do not reflect expenses or sales charges, which would result in lower returns.

ASSET ALLOCATION (%)

Equity	87.1
Large Blend	35.4
U.S. Large Cap	17.9
International Equity	14.7
U.S. Mid Cap	7.7
Emerging-Market Equity	5.9
U.S. Small Cap	3.8
Sector Equity	1.7
Fixed income	5.4
Intermediate Bond	1.8
Multi-Sector Bond	1.2
Short-Term Bond	0.5
Inflation-Protected Bond	0.5
Global Bond	0.4
Emerging-Market Debt	0.4
Bank Loan	0.3
High Yield Bond	0.3
Alternative and specialty	7.2
Sector Equity	5.5
Absolute Return	1.7
Short-term investments and other	0.3

As a percentage of net assets.

PERFORMANCE CHART

Total returns with maximum sales charge for the period ended 8-31-18 (%)

	Class A	Class I1,2	Class R1[1]	Class R2[1,2]	Class R3[1]	Class R4[1]	Class R5[1]	Class R6[1,2]	Class 1[1]	Index 1	Index 2	Index 3
Start date	8-31-08	8-31-08	8-31-08	8-31-08	8-31-08	8-31-08	8-31-08	8-31-08	8-31-08	8-31-08	8-31-08	8-31-08
Average annual total returns
1 year	5.57	11.37	10.71	10.90	10.81	11.23	11.42	11.48	11.52	19.66	-1.05	14.31
5 year	8.47	9.74	9.26	9.53	9.36	9.80	10.01	10.08	10.02	14.52	2.49	11.33
10 year	6.74	7.26	7.02	7.20	7.13	7.50	7.76	7.58	7.75	10.86	3.70	8.68
Cumulative returns
5 year	50.19	59.15	55.71	57.67	56.43	59.61	61.15	61.66	61.21	97.01	13.06	71.03
10 year	91.98	101.47	97.12	100.37	99.04	106.04	111.15	107.65	110.89	180.44	43.80	129.83

Performance figures assume all distributions have been reinvested. Figures reflect maximum sales charge on Class A shares of 5%. Sales charges are not applicable to Class I, Class R1, Class R2, Class R3, Class R4, Class R5, Class R6, and Class 1 shares.

The expense ratios of the portfolio, both net (including any fee waivers and/or expense limitations) and gross (excluding any fee waivers and/or expense limitations), are set forth according to the most recent publicly available prospectuses for the portfolio and may differ from those disclosed in the Financial highlights tables in this report. Net expenses reflect contractual expense limitations in effect until December 31, 2018 and are subject to change. Had the contractual fee waivers and expense limitations not been in place, gross expenses would apply. The following expense ratios include the expenses of the underlying funds in which the portfolio invests. The expense ratios are as follows:

	Class A	Class I	Class R1	Class R2	Class R3	Class R4	Class R5	Class R6	Class 1
Gross (%)	1.31	1.00	1.65	1.41	1.55	1.25	0.96	0.90	0.94
Net (%)	1.01	0.70	1.35	1.11	1.25	0.85	0.66	0.59	0.64

Please refer to the most recent prospectus and annual or semiannual report for more information on expenses and any expense limitation arrangements for each class.

The returns reflect past results and should not be considered indicative of future performance. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility and other factors, the portfolio's current performance may be higher or lower than the performance shown. For current to the most recent month-end performance data, please call 800-225-5291 or visit the portfolio's website at jhinvestments.com.

The performance information does not reflect the deduction of taxes that a shareholder would pay on portfolio distributions or the redemption of portfolio shares. The portfolio's performance results reflect any applicable fee waivers or expense reductions, without which the expenses would increase and results would have been less favorable.

1	For certain types of investors as described in the portfolio's prospectuses.
2	Class I shares were first offered on 3-27-15. Class R2 and Class R6 shares were first offered on 3-1-12 and 9-1-11, respectively. Returns prior to these dates are those of Class R1 shares that have not been adjusted for class-specific expenses; otherwise, returns would vary.
ANNUAL REPORT   |   JOHN HANCOCK MULTIMANAGER LIFETIME PORTFOLIOS       13

Multimanager 2040 Lifetime Portfolio

GROWTH OF $10,000

This chart shows what happened to a hypothetical $10,000 investment in John Hancock Multimanager 2040 Lifetime Portfolio for the share classes and periods indicated, assuming all distributions were reinvested. For comparison, we've shown the same investment in one blended index and two separate indexes.

Index 1 is the S&P 500 Index, an unmanaged index that includes 500 widely traded common stocks.

Index 2 is the Bloomberg Barclays U.S. Aggregate Bond Index, an unmanaged index of dollar-denominated and nonconvertible investment-grade debt issues.

Index 3 is 65.80% Russell 3000 Index, 28.20% MSCI ACWI ex-USA Index, 4.80% Bloomberg Barclays U.S. Aggregate Bond Index, and 1.20% ICE Bank of America Merrill Lynch U.S. High Yield Index.

It is not possible to invest directly in an index. Index figures do not reflect expenses or sales charges, which would result in lower returns.

ASSET ALLOCATION (%)

Equity	85.2
Large Blend	33.8
U.S. Large Cap	17.8
International Equity	14.6
U.S. Mid Cap	7.6
Emerging-Market Equity	5.9
U.S. Small Cap	3.8
Sector Equity	1.7
Fixed income	7.4
Intermediate Bond	2.6
Multi-Sector Bond	1.4
Short-Term Bond	1.2
Inflation-Protected Bond	0.6
Emerging-Market Debt	0.5
Bank Loan	0.4
Global Bond	0.4
High Yield Bond	0.3
Alternative and specialty	7.1
Sector Equity	5.4
Absolute Return	1.7
Short-term investments and other	0.3

As a percentage of net assets.

PERFORMANCE CHART

Total returns with maximum sales charge for the period ended 8-31-18 (%)

	Class A	Class I1,2	Class R1[1]	Class R2[1,2]	Class R3[1]	Class R4[1]	Class R5[1]	Class R6[1,2]	Class 1[1]	Index 1	Index 2	Index 3
Start date	8-31-08	8-31-08	8-31-08	8-31-08	8-31-08	8-31-08	8-31-08	8-31-08	8-31-08	8-31-08	8-31-08	8-31-08
Average annual total returns
1 year	5.26	11.16	10.50	10.71	10.53	10.97	11.22	11.29	11.23	19.66	-1.05	14.23
5 year	8.44	9.68	9.20	9.48	9.32	9.74	9.98	10.03	9.97	14.52	2.49	11.32
10 year	6.74	7.24	7.01	7.18	7.12	7.48	7.74	7.57	7.73	10.86	3.70	8.67
Cumulative returns
5 year	49.94	58.70	55.27	57.27	56.11	59.13	60.90	61.27	60.83	97.01	13.06	70.91
10 year	91.99	101.26	96.92	100.03	98.85	105.65	110.82	107.36	110.59	180.44	43.80	129.66

Performance figures assume all distributions have been reinvested. Figures reflect maximum sales charge on Class A shares of 5%. Sales charges are not applicable to Class I, Class R1, Class R2, Class R3, Class R4, Class R5, Class R6, and Class 1 shares.

The expense ratios of the portfolio, both net (including any fee waivers and/or expense limitations) and gross (excluding any fee waivers and/or expense limitations), are set forth according to the most recent publicly available prospectuses for the portfolio and may differ from those disclosed in the Financial highlights tables in this report. Net expenses reflect contractual expense limitations in effect until December 31, 2018 and are subject to change. Had the contractual fee waivers and expense limitations not been in place, gross expenses would apply. The following expense ratios include the expenses of the underlying funds in which the portfolio invests. The expense ratios are as follows:

	Class A	Class I	Class R1	Class R2	Class R3	Class R4	Class R5	Class R6	Class 1
Gross (%)	1.31	1.00	1.66	1.41	1.55	1.25	0.95	0.90	0.94
Net (%)	1.01	0.70	1.36	1.11	1.25	0.85	0.65	0.59	0.64

Please refer to the most recent prospectus and annual or semiannual report for more information on expenses and any expense limitation arrangements for each class.

The returns reflect past results and should not be considered indicative of future performance. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility and other factors, the portfolio's current performance may be higher or lower than the performance shown. For current to the most recent month-end performance data, please call 800-225-5291 or visit the portfolio's website at jhinvestments.com.

The performance information does not reflect the deduction of taxes that a shareholder would pay on portfolio distributions or the redemption of portfolio shares. The portfolio's performance results reflect any applicable fee waivers or expense reductions, without which the expenses would increase and results would have been less favorable.

1	For certain types of investors as described in the portfolio's prospectuses.
2	Class I shares were first offered on 3-27-15. Class R2 and Class R6 shares were first offered on 3-1-12 and 9-1-11, respectively. Returns prior to these dates are those of Class R1 shares that have not been adjusted for class-specific expenses; otherwise, returns would vary.
ANNUAL REPORT   |   JOHN HANCOCK MULTIMANAGER LIFETIME PORTFOLIOS       14

Multimanager 2035 Lifetime Portfolio

GROWTH OF $10,000

This chart shows what happened to a hypothetical $10,000 investment in John Hancock Multimanager 2035 Lifetime Portfolio for the share classes and periods indicated, assuming all distributions were reinvested. For comparison, we've shown the same investment in one blended index and two separate indexes.

Index 1 is the S&P 500 Index, an unmanaged index that includes 500 widely traded common stocks.

Index 2 is the Bloomberg Barclays U.S. Aggregate Bond Index, an unmanaged index of dollar-denominated and nonconvertible investment-grade debt issues.

Index 3 is 61.60% Russell 3000 Index, 26.40% MSCI ACWI ex-USA Index, 9.60% Bloomberg Barclays U.S. Aggregate Bond Index, and 2.40% ICE Bank of America Merrill Lynch U.S. High Yield Index.

It is not possible to invest directly in an index. Index figures do not reflect expenses or sales charges, which would result in lower returns.

ASSET ALLOCATION (%)

Equity	79.4
Large Blend	31.5
U.S. Large Cap	16.8
International Equity	13.6
U.S. Mid Cap	7.2
Emerging-Market Equity	5.3
U.S. Small Cap	3.4
Sector Equity	1.6
Fixed income	13.3
Intermediate Bond	4.4
Multi-Sector Bond	3.0
Short-Term Bond	1.1
Inflation-Protected Bond	1.1
Emerging-Market Debt	1.1
Bank Loan	1.0
Global Bond	0.9
High Yield Bond	0.7
Alternative and specialty	7.0
Sector Equity	4.9
Absolute Return	2.1
Short-term investments and other	0.3

As a percentage of net assets.

PERFORMANCE CHART

Total returns with maximum sales charge for the period ended 8-31-18 (%)

	Class A	Class I1,2	Class R1[1]	Class R2[1,2]	Class R3[1]	Class R4[1]	Class R5[1]	Class R6[1,2]	Class 1[1]	Index 1	Index 2	Index 3
Start date	8-31-08	8-31-08	8-31-08	8-31-08	8-31-08	8-31-08	8-31-08	8-31-08	8-31-08	8-31-08	8-31-08	8-31-08
Average annual total returns
1 year	4.52	10.30	9.63	9.91	9.72	10.17	10.36	10.51	10.45	19.66	-1.05	13.27
5 year	8.08	9.35	8.87	9.14	8.96	9.40	9.62	9.67	9.64	14.52	2.49	10.95
10 year	6.56	7.06	6.83	7.00	6.92	7.33	7.56	7.38	7.55	10.86	3.70	8.47
Cumulative returns
5 year	47.50	56.35	52.95	54.84	53.61	56.67	58.27	58.68	58.40	97.01	13.06	68.10
10 year	88.69	97.91	93.61	96.74	95.33	102.78	107.19	103.79	107.03	180.44	43.80	125.54

Performance figures assume all distributions have been reinvested. Figures reflect maximum sales charge on Class A shares of 5%. Sales charges are not applicable to Class I, Class R1, Class R2, Class R3, Class R4, Class R5, Class R6, and Class 1 shares.

The expense ratios of the portfolio, both net (including any fee waivers and/or expense limitations) and gross (excluding any fee waivers and/or expense limitations), are set forth according to the most recent publicly available prospectuses for the portfolio and may differ from those disclosed in the Financial highlights tables in this report. Net expenses reflect contractual expense limitations in effect until December 31, 2018 and are subject to change. Had the contractual fee waivers and expense limitations not been in place, gross expenses would apply. The following expense ratios include the expenses of the underlying funds in which the portfolio invests. The expense ratios are as follows:

	Class A	Class I	Class R1	Class R2	Class R3	Class R4	Class R5	Class R6	Class 1
Gross (%)	1.30	0.99	1.64	1.39	1.54	1.25	0.95	0.90	0.93
Net (%)	1.01	0.70	1.35	1.10	1.25	0.86	0.66	0.59	0.64

Please refer to the most recent prospectus and annual or semiannual report for more information on expenses and any expense limitation arrangements for each class.

The returns reflect past results and should not be considered indicative of future performance. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility and other factors, the portfolio's current performance may be higher or lower than the performance shown. For current to the most recent month-end performance data, please call 800-225-5291 or visit the portfolio's website at jhinvestments.com.

The performance information does not reflect the deduction of taxes that a shareholder would pay on portfolio distributions or the redemption of portfolio shares. The portfolio's performance results reflect any applicable fee waivers or expense reductions, without which the expenses would increase and results would have been less favorable.

1	For certain types of investors as described in the portfolio's prospectuses.
2	Class I shares were first offered on 3-27-15. Class R2 and Class R6 shares were first offered on 3-1-12 and 9-1-11, respectively. Returns prior to these dates are those of Class R1 shares that have not been adjusted for class-specific expenses; otherwise, returns would vary.
ANNUAL REPORT   |   JOHN HANCOCK MULTIMANAGER LIFETIME PORTFOLIOS       15

Multimanager 2030 Lifetime Portfolio

GROWTH OF $10,000

This chart shows what happened to a hypothetical $10,000 investment in John Hancock Multimanager 2030 Lifetime Portfolio for the share classes and periods indicated, assuming all distributions were reinvested. For comparison, we've shown the same investment in one blended index and two separate indexes.

Index 1 is the S&P 500 Index, an unmanaged index that includes 500 widely traded common stocks.

Index 2 is the Bloomberg Barclays U.S. Aggregate Bond Index, an unmanaged index of dollar-denominated and nonconvertible investment-grade debt issues.

Index 3 is 55.30% Russell 3000 Index, 23.70% MSCI ACWI ex-USA Index, 16.80% Bloomberg Barclays U.S. Aggregate Bond Index, and 4.20% ICE Bank of America Merrill Lynch U.S. High Yield Index.

It is not possible to invest directly in an index. Index figures do not reflect expenses or sales charges, which would result in lower returns.

ASSET ALLOCATION (%)

Equity	69.6
Large Blend	27.7
U.S. Large Cap	15.7
International Equity	12.4
U.S. Mid Cap	5.8
Emerging-Market Equity	4.2
U.S. Small Cap	2.4
Sector Equity	1.4
Fixed income	22.7
Intermediate Bond	7.7
Multi-Sector Bond	5.4
Inflation-Protected Bond	2.1
Emerging-Market Debt	1.9
Global Bond	1.6
Short-Term Bond	1.4
Bank Loan	1.4
High Yield Bond	1.2
Alternative and specialty	6.9
Sector Equity	4.4
Absolute Return	2.5
Short-term investments and other	0.8

As a percentage of net assets.

PERFORMANCE CHART

Total returns with maximum sales charge for the period ended 8-31-18 (%)

	Class A	Class I1,2	Class R1[1]	Class R2[1,2]	Class R3[1]	Class R4[1]	Class R5[1]	Class R6[1,2]	Class 1[1]	Index 1	Index 2	Index 3
Start date	8-31-08	8-31-08	8-31-08	8-31-08	8-31-08	8-31-08	8-31-08	8-31-08	8-31-08	8-31-08	8-31-08	8-31-08
Average annual total returns
1 year	3.32	9.01	8.39	8.66	8.39	8.88	9.19	9.24	9.09	19.66	-1.05	11.93
5 year	7.50	8.73	8.26	8.53	8.36	8.79	9.02	9.09	9.01	14.52	2.49	10.30
10 year	6.19	6.68	6.45	6.62	6.54	6.92	7.19	7.01	7.18	10.86	3.70	8.05
Cumulative returns
5 year	43.59	51.94	48.68	50.56	49.37	52.41	53.99	54.52	53.96	97.01	13.06	63.24
10 year	82.26	90.99	86.89	89.91	88.45	95.30	100.18	96.90	100.02	180.44	43.80	116.94

Performance figures assume all distributions have been reinvested. Figures reflect maximum sales charge on Class A shares of 5%. Sales charges are not applicable to Class I, Class R1, Class R2, Class R3, Class R4, Class R5, Class R6, and Class 1 shares.

The expense ratios of the portfolio, both net (including any fee waivers and/or expense limitations) and gross (excluding any fee waivers and/or expense limitations), are set forth according to the most recent publicly available prospectuses for the portfolio and may differ from those disclosed in the Financial highlights tables in this report. Net expenses reflect contractual expense limitations in effect until December 31, 2018 and are subject to change. Had the contractual fee waivers and expense limitations not been in place, gross expenses would apply. The following expense ratios include the expenses of the underlying funds in which the portfolio invests. The expense ratios are as follows:

	Class A	Class I	Class R1	Class R2	Class R3	Class R4	Class R5	Class R6	Class 1
Gross (%)	1.30	0.99	1.65	1.39	1.54	1.25	0.94	0.89	0.93
Net (%)	0.99	0.68	1.34	1.08	1.23	0.84	0.63	0.57	0.62

Please refer to the most recent prospectus and annual or semiannual report for more information on expenses and any expense limitation arrangements for each class.

The returns reflect past results and should not be considered indicative of future performance. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility and other factors, the portfolio's current performance may be higher or lower than the performance shown. For current to the most recent month-end performance data, please call 800-225-5291 or visit the portfolio's website at jhinvestments.com.

The performance information does not reflect the deduction of taxes that a shareholder would pay on portfolio distributions or the redemption of portfolio shares. The portfolio's performance results reflect any applicable fee waivers or expense reductions, without which the expenses would increase and results would have been less favorable.

1	For certain types of investors as described in the portfolio's prospectuses.
2	Class I shares were first offered on 3-27-15. Class R2 and Class R6 shares were first offered on 3-1-12 and 9-1-11, respectively. Returns prior to these dates are those of Class R1 shares that have not been adjusted for class-specific expenses; otherwise, returns would vary.
ANNUAL REPORT   |   JOHN HANCOCK MULTIMANAGER LIFETIME PORTFOLIOS       16

Multimanager 2025 Lifetime Portfolio

GROWTH OF $10,000

This chart shows what happened to a hypothetical $10,000 investment in John Hancock Multimanager 2025 Lifetime Portfolio for the share classes and periods indicated, assuming all distributions were reinvested. For comparison, we've shown the same investment in one blended index and two separate indexes.

Index 1 is the S&P 500 Index, an unmanaged index that includes 500 widely traded common stocks.

Index 2 is the Bloomberg Barclays U.S. Aggregate Bond Index, an unmanaged index of dollar-denominated and nonconvertible investment-grade debt issues.

Index 3 is 46.90% Russell 3000 Index, 20.10% MSCI ACWI ex-USA Index, 26.40% Bloomberg Barclays U.S. Aggregate Bond Index, and 6.60% ICE Bank of America Merrill Lynch U.S. High Yield Index.

It is not possible to invest directly in an index. Index figures do not reflect expenses or sales charges, which would result in lower returns.

ASSET ALLOCATION (%)

Equity	59.1
Large Blend	24.0
U.S. Large Cap	13.7
International Equity	10.2
U.S. Mid Cap	4.7
Emerging-Market Equity	3.2
U.S. Small Cap	2.0
Sector Equity	1.3
Fixed income	33.6
Intermediate Bond	11.8
Multi-Sector Bond	8.9
Inflation-Protected Bond	3.2
Bank Loan	2.5
Emerging-Market Debt	2.3
Global Bond	2.2
High Yield Bond	1.8
Short-Term Bond	0.9
Alternative and specialty	6.4
Absolute Return	3.8
Sector Equity	2.6
Short-term investments and other	0.9

As a percentage of net assets.

PERFORMANCE CHART

Total returns with maximum sales charge for the period ended 8-31-18 (%)

	Class A	Class I1,2	Class R1[1]	Class R2[1,2]	Class R3[1]	Class R4[1]	Class R5[1]	Class R6[1,2]	Class 1[1]	Index 1	Index 2	Index 3
Start date	8-31-08	8-31-08	8-31-08	8-31-08	8-31-08	8-31-08	8-31-08	8-31-08	8-31-08	8-31-08	8-31-08	8-31-08
Average annual total returns
1 year	2.04	7.73	7.01	7.26	7.09	7.56	7.71	7.77	7.71	19.66	-1.05	10.14
5 year	6.73	7.98	7.50	7.78	7.60	8.06	8.27	8.31	8.24	14.52	2.49	9.40
10 year	5.88	6.38	6.15	6.32	6.23	6.64	6.87	6.69	6.86	10.86	3.70	7.60
Cumulative returns
5 year	38.52	46.77	43.57	45.47	44.22	47.34	48.75	49.02	48.60	97.01	13.06	56.74
10 year	77.10	85.64	81.60	84.62	83.08	90.13	94.38	91.05	94.10	180.44	43.80	108.03

Performance figures assume all distributions have been reinvested. Figures reflect maximum sales charge on Class A shares of 5%. Sales charges are not applicable to Class I, Class R1, Class R2, Class R3, Class R4, Class R5, Class R6, and Class 1 shares.

The expense ratios of the portfolio, both net (including any fee waivers and/or expense limitations) and gross (excluding any fee waivers and/or expense limitations), are set forth according to the most recent publicly available prospectuses for the portfolio and may differ from those disclosed in the Financial highlights tables in this report. Net expenses reflect contractual expense limitations in effect until December 31, 2018 and are subject to change. Had the contractual fee waivers and expense limitations not been in place, gross expenses would apply. The following expense ratios include the expenses of the underlying funds in which the portfolio invests. The expense ratios are as follows:

	Class A	Class I	Class R1	Class R2	Class R3	Class R4	Class R5	Class R6	Class 1
Gross (%)	1.29	0.98	1.63	1.38	1.53	1.23	0.93	0.88	0.92
Net (%)	0.99	0.68	1.33	1.08	1.23	0.83	0.63	0.57	0.62

Please refer to the most recent prospectus and annual or semiannual report for more information on expenses and any expense limitation arrangements for each class.

The returns reflect past results and should not be considered indicative of future performance. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility and other factors, the portfolio's current performance may be higher or lower than the performance shown. For current to the most recent month-end performance data, please call 800-225-5291 or visit the portfolio's website at jhinvestments.com.

The performance information does not reflect the deduction of taxes that a shareholder would pay on portfolio distributions or the redemption of portfolio shares. The portfolio's performance results reflect any applicable fee waivers or expense reductions, without which the expenses would increase and results would have been less favorable.

1	For certain types of investors as described in the portfolio's prospectuses.
2	Class I shares were first offered on 3-27-15. Class R2 and Class R6 shares were first offered on 3-1-12 and 9-1-11, respectively. Returns prior to these dates are those of Class R1 shares that have not been adjusted for class-specific expenses; otherwise, returns would vary.
ANNUAL REPORT   |   JOHN HANCOCK MULTIMANAGER LIFETIME PORTFOLIOS       17

Multimanager 2020 Lifetime Portfolio

GROWTH OF $10,000

This chart shows what happened to a hypothetical $10,000 investment in John Hancock Multimanager 2020 Lifetime Portfolio for the share classes and periods indicated, assuming all distributions were reinvested. For comparison, we've shown the same investment in one blended index and two separate indexes.

Index 1 is the S&P 500 Index, an unmanaged index that includes 500 widely traded common stocks.

Index 2 is the Bloomberg Barclays U.S. Aggregate Bond Index, an unmanaged index of dollar-denominated and nonconvertible investment-grade debt issues.

Index 3 is 39.20% Russell 3000 Index, 16.80% MSCI ACWI ex-USA Index, 35.20% Bloomberg Barclays U.S. Aggregate Bond Index, and 8.80% ICE Bank of America Merrill Lynch U.S. High Yield Index.

It is not possible to invest directly in an index. Index figures do not reflect expenses or sales charges, which would result in lower returns.

ASSET ALLOCATION (%)

Equity	48.5
Large Blend	19.4
U.S. Large Cap	11.9
International Equity	8.6
U.S. Mid Cap	3.8
Emerging-Market Equity	2.2
U.S. Small Cap	1.6
Sector Equity	1.0
Fixed income	44.0
Intermediate Bond	16.3
Multi-Sector Bond	11.6
Inflation-Protected Bond	4.1
Bank Loan	3.2
Global Bond	3.0
Emerging-Market Debt	2.7
High Yield Bond	2.2
Short-Term Bond	0.9
Alternative and specialty	6.6
Absolute Return	3.5
Sector Equity	3.1
Short-term investments and other	0.9

As a percentage of net assets.

PERFORMANCE CHART

Total returns with maximum sales charge for the period ended 8-31-18 (%)

	Class A	Class I1,2	Class R1[1]	Class R2[1,2]	Class R3[1]	Class R4[1]	Class R5[1]	Class R6[1,2]	Class 1[1]	Index 1	Index 2	Index 3
Start date	8-31-08	8-31-08	8-31-08	8-31-08	8-31-08	8-31-08	8-31-08	8-31-08	8-31-08	8-31-08	8-31-08	8-31-08
Average annual total returns
1 year	0.58	6.23	5.49	5.74	5.59	6.11	6.29	6.36	6.29	19.66	-1.05	8.36
5 year	5.82	7.05	6.55	6.83	6.65	7.10	7.29	7.38	7.31	14.52	2.49	8.39
10 year	5.46	5.97	5.72	5.90	5.81	6.19	6.46	6.28	6.44	10.86	3.70	7.10
Cumulative returns
5 year	32.70	40.55	37.32	39.17	37.98	40.92	42.19	42.75	42.33	97.01	13.06	49.61
10 year	70.11	78.55	74.45	77.39	75.93	82.30	86.93	83.82	86.67	180.44	43.80	98.65

Performance figures assume all distributions have been reinvested. Figures reflect maximum sales charge on Class A shares of 5%. Sales charges are not applicable to Class I, Class R1, Class R2, Class R3, Class R4, Class R5, Class R6, and Class 1 shares.

The expense ratios of the portfolio, both net (including any fee waivers and/or expense limitations) and gross (excluding any fee waivers and/or expense limitations), are set forth according to the most recent publicly available prospectuses for the portfolio and may differ from those disclosed in the Financial highlights tables in this report. Net expenses reflect contractual expense limitations in effect until December 31, 2018 and are subject to change. Had the contractual fee waivers and expense limitations not been in place, gross expenses would apply. The following expense ratios include the expenses of the underlying funds in which the portfolio invests. The expense ratios are as follows:

	Class A	Class I	Class R1	Class R2	Class R3	Class R4	Class R5	Class R6	Class 1
Gross (%)	1.28	0.97	1.63	1.38	1.53	1.23	0.93	0.88	0.91
Net (%)	0.97	0.66	1.32	1.07	1.22	0.82	0.62	0.55	0.60

Please refer to the most recent prospectus and annual or semiannual report for more information on expenses and any expense limitation arrangements for each class.

The returns reflect past results and should not be considered indicative of future performance. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility and other factors, the portfolio's current performance may be higher or lower than the performance shown. For current to the most recent month-end performance data, please call 800-225-5291 or visit the portfolio's website at jhinvestments.com.

The performance information does not reflect the deduction of taxes that a shareholder would pay on portfolio distributions or the redemption of portfolio shares. The portfolio's performance results reflect any applicable fee waivers or expense reductions, without which the expenses would increase and results would have been less favorable.

1	For certain types of investors as described in the portfolio's prospectuses.
2	Class I shares were first offered on 3-27-15. Class R2 and Class R6 shares were first offered on 3-1-12 and 9-1-11, respectively. Returns prior to these dates are those of Class R1 shares that have not been adjusted for class-specific expenses; otherwise, returns would vary.
ANNUAL REPORT   |   JOHN HANCOCK MULTIMANAGER LIFETIME PORTFOLIOS       18

Multimanager 2015 Lifetime Portfolio

GROWTH OF $10,000

This chart shows what happened to a hypothetical $10,000 investment in John Hancock Multimanager 2015 Lifetime Portfolio for the share classes and periods indicated, assuming all distributions were reinvested. For comparison, we've shown the same investment in one blended index and two separate indexes.

Index 1 is the S&P 500 Index, an unmanaged index that includes 500 widely traded common stocks.

Index 2 is the Bloomberg Barclays U.S. Aggregate Bond Index, an unmanaged index of dollar-denominated and nonconvertible investment-grade debt issues.

Index 3 is 32.375% Russell 3000 Index, 13.875% MSCI ACWI ex-USA Index, 43.00% Bloomberg Barclays U.S. Aggregate Bond Index, and 10.75% ICE Bank of America Merrill Lynch U.S. High Yield Index.

It is not possible to invest directly in an index. Index figures do not reflect expenses or sales charges, which would result in lower returns.

ASSET ALLOCATION (%)

Equity	39.6
Large Blend	16.3
U.S. Large Cap	9.6
International Equity	7.7
U.S. Mid Cap	2.9
Emerging-Market Equity	1.5
U.S. Small Cap	1.2
Sector Equity	0.4
Fixed income	53.3
Intermediate Bond	22.0
Multi-Sector Bond	12.6
Inflation-Protected Bond	4.8
Global Bond	4.0
Bank Loan	3.8
Emerging-Market Debt	3.2
High Yield Bond	2.5
Short-Term Bond	0.4
Alternative and specialty	6.2
Absolute Return	3.7
Sector Equity	2.5
Short-term investments and other	0.9

As a percentage of net assets.

PERFORMANCE CHART

Total returns with maximum sales charge for the period ended 8-31-18 (%)

	Class A	Class I1,2	Class R1[1]	Class R2[1,2]	Class R3[1]	Class R4[1]	Class R5[1]	Class R6[1,2]	Class 1[1]	Index 1	Index 2	Index 3
Start date	8-31-08	8-31-08	8-31-08	8-31-08	8-31-08	8-31-08	8-31-08	8-31-08	8-31-08	8-31-08	8-31-08	8-31-08
Average annual total returns
1 year	-0.65	4.85	4.10	4.16	4.20	4.62	4.81	4.96	4.81	19.66	-1.05	6.81
5 year	4.92	6.15	5.67	5.91	5.77	6.18	6.40	6.47	6.40	14.52	2.49	7.48
10 year	5.02	5.53	5.29	5.46	5.38	5.76	6.02	5.85	6.00	10.86	3.70	6.73
Cumulative returns
5 year	27.17	34.77	31.72	33.24	32.38	34.95	36.36	36.81	36.36	97.01	13.06	43.46
10 year	63.19	71.30	67.42	70.11	68.89	75.00	79.35	76.60	79.09	180.44	43.80	91.83

Performance figures assume all distributions have been reinvested. Figures reflect maximum sales charge on Class A shares of 5%. Sales charges are not applicable to Class I, Class R1, Class R2, Class R3, Class R4, Class R5, Class R6, and Class 1 shares.

The expense ratios of the portfolio, both net (including any fee waivers and/or expense limitations) and gross (excluding any fee waivers and/or expense limitations), are set forth according to the most recent publicly available prospectuses for the portfolio and may differ from those disclosed in the Financial highlights tables in this report. Net expenses reflect contractual expense limitations in effect until December 31, 2018 and are subject to change. Had the contractual fee waivers and expense limitations not been in place, gross expenses would apply. The following expense ratios include the expenses of the underlying funds in which the portfolio invests. The expense ratios are as follows:

	Class A	Class I	Class R1	Class R2	Class R3	Class R4	Class R5	Class R6	Class 1
Gross (%)	1.31	1.00	1.66	1.40	1.55	1.25	0.95	0.90	0.94
Net (%)	0.95	0.64	1.30	1.04	1.19	0.79	0.59	0.53	0.58

Please refer to the most recent prospectus and annual or semiannual report for more information on expenses and any expense limitation arrangements for each class.

The returns reflect past results and should not be considered indicative of future performance. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility and other factors, the portfolio's current performance may be higher or lower than the performance shown. For current to the most recent month-end performance data, please call 800-225-5291 or visit the portfolio's website at jhinvestments.com.

The performance information does not reflect the deduction of taxes that a shareholder would pay on portfolio distributions or the redemption of portfolio shares. The portfolio's performance results reflect any applicable fee waivers or expense reductions, without which the expenses would increase and results would have been less favorable.

1	For certain types of investors as described in the portfolio's prospectuses.
2	Class I shares were first offered on 3-27-15. Class R2 and Class R6 shares were first offered on 3-1-12 and 9-1-11, respectively. Returns prior to these dates are those of Class R1 shares that have not been adjusted for class-specific expenses; otherwise, returns would vary.
ANNUAL REPORT   |   JOHN HANCOCK MULTIMANAGER LIFETIME PORTFOLIOS       19

Multimanager 2010 Lifetime Portfolio

GROWTH OF $10,000

This chart shows what happened to a hypothetical $10,000 investment in John Hancock Multimanager 2010 Lifetime Portfolio for the share classes and periods indicated, assuming all distributions were reinvested. For comparison, we've shown the same investment in one blended index and two separate indexes.

Index 1 is the S&P 500 Index, an unmanaged index that includes 500 widely traded common stocks.

Index 2 is the Bloomberg Barclays U.S. Aggregate Bond Index, an unmanaged index of dollar-denominated and nonconvertible investment-grade debt issues.

Index 3 is 28.00% Russell 3000 Index, 12.00% MSCI ACWI ex-USA Index, 48.00% Bloomberg Barclays U.S. Aggregate Bond Index, and 12.00% ICE Bank of America Merrill Lynch U.S. High Yield Index.

It is not possible to invest directly in an index. Index figures do not reflect expenses or sales charges, which would result in lower returns.

ASSET ALLOCATION (%)

Equity	33.6
Large Blend	13.8
U.S. Large Cap	8.4
International Equity	7.2
U.S. Mid Cap	2.3
Emerging Markets	1.1
U.S. Small Cap	0.8
Fixed income	59.5
Intermediate Bond	25.6
Multi-Sector Bond	12.9
Inflation-Protected Bond	5.3
Global Bond	4.7
Bank Loan	4.0
Emerging-Market Debt	3.5
High Yield Bond	2.9
Short-Term Bond	0.6
Alternative and specialty	6.0
Absolute Return	4.2
Sector Equity	1.8
Short-term investments and other	0.9

As a percentage of net assets.

PERFORMANCE CHART

Total returns with maximum sales charge for the period ended 8-31-18 (%)

	Class A	Class I1,2	Class R1[1]	Class R2[1,2]	Class R3[1]	Class R4[1]	Class R5[1]	Class R6[1,2]	Class 1[1]	Index 1	Index 2	Index 3
Start date	8-31-08	8-31-08	8-31-08	8-31-08	8-31-08	8-31-08	8-31-08	8-31-08	8-31-08	8-31-08	8-31-08	8-31-08
Average annual total returns
1 year	-1.52	3.84	3.25	3.45	3.30	3.70	3.90	3.95	3.90	19.66	-1.05	5.86
5 year	4.28	5.47	5.04	5.28	5.13	5.55	5.75	5.81	5.75	14.52	2.49	6.84
10 year	4.78	5.27	5.05	5.21	5.13	5.52	5.77	5.59	5.76	10.86	3.70	6.47
Cumulative returns
5 year	23.32	30.49	27.90	29.32	28.41	30.98	32.27	32.60	32.26	97.01	13.06	39.23
10 year	59.57	67.06	63.74	66.10	64.98	71.21	75.23	72.21	75.05	180.44	43.80	87.15

Performance figures assume all distributions have been reinvested. Figures reflect maximum sales charge on Class A shares of 5%. Sales charges are not applicable to Class I, Class R1, Class R2, Class R3, Class R4, Class R5, Class R6, and Class 1 shares.

The expense ratios of the portfolio, both net (including any fee waivers and/or expense limitations) and gross (excluding any fee waivers and/or expense limitations), are set forth according to the most recent publicly available prospectuses for the portfolio and may differ from those disclosed in the Financial highlights tables in this report. Net expenses reflect contractual expense limitations in effect until December 31, 2018 and are subject to change. Had the contractual fee waivers and expense limitations not been in place, gross expenses would apply. The following expense ratios include the expenses of the underlying funds in which the portfolio invests. The expense ratios are as follows:

	Class A	Class I	Class R1	Class R2	Class R3	Class R4	Class R5	Class R6	Class 1
Gross (%)	1.33	1.02	1.67	1.43	1.58	1.28	0.97	0.92	0.96
Net (%)	0.92	0.61	1.26	1.02	1.17	0.77	0.56	0.50	0.55

Please refer to the most recent prospectus and annual or semiannual report for more information on expenses and any expense limitation arrangements for each class.

The returns reflect past results and should not be considered indicative of future performance. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility and other factors, the portfolio's current performance may be higher or lower than the performance shown. For current to the most recent month-end performance data, please call 800-225-5291 or visit the portfolio's website at jhinvestments.com.

The performance information does not reflect the deduction of taxes that a shareholder would pay on portfolio distributions or the redemption of portfolio shares. The portfolio's performance results reflect any applicable fee waivers or expense reductions, without which the expenses would increase and results would have been less favorable.

1	For certain types of investors as described in the portfolio's prospectuses.
2	Class I shares were first offered on 3-27-15. Class R2 and Class R6 shares were first offered on 3-1-12 and 9-1-11, respectively. Returns prior to these dates are those of Class R1 shares that have not been adjusted for class-specific expenses; otherwise, returns would vary.
ANNUAL REPORT   |   JOHN HANCOCK MULTIMANAGER LIFETIME PORTFOLIOS       20

Your expenses

As a shareholder of a John Hancock Funds II Multimanager Lifetime Portfolio, you incur two types of costs: (1) transaction costs, including sales charges (loads) on certain purchases or redemptions, and (2) ongoing costs, including management fees, distribution and service (Rule 12b-1) fees, and other portfolio expenses. In addition to the operating expenses which each portfolio bears directly, each portfolio indirectly bears a pro rata share of the operating expenses of the underlying funds in which each portfolio invests. Because underlying funds have varied operating expenses and transaction costs, and a portfolio may own different proportions of the underlying funds at different times, the amount of expenses incurred indirectly by the portfolio will vary. Had these indirect expenses been reflected in the following analysis, total expenses would have been higher than the amounts shown.

These examples are intended to help you understand your ongoing costs (in dollars) of investing in a portfolio so you can compare these costs with the ongoing costs of investing in other mutual funds. The examples are based on an investment of $1,000 at the beginning of the period and held for the entire period (March 1, 2018 through August 31, 2018).

Actual expenses:

The first line of each share class in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses paid during period ended” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes:

The second line of each share class in the following table provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio for the share class and an assumed annualized rate of return of 5% per year before expenses, which is not the actual return of the share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in a portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. Please remember that these hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the second line of each share class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. See the portfolios’ prospectuses for details regarding transaction costs.

ANNUAL REPORT | JOHN HANCOCK MULTIMANAGER LIFETIME PORTFOLIOS 21

SHAREHOLDER EXPENSE EXAMPLE CHART

				Expenses
		Account	Ending	paid during	Annualized
		value on	value on	period ended	expense
		3-1-2018	8-31-2018	8-31-2018[1]	ratio[2]
Multimanager 2060 Lifetime Portfolio
Class A	Actual expenses/actual returns	$1,000.00	$1,032.00	$2.10	0.41%
	Hypothetical example	1,000.00	1,023.10	2.09	0.41%
Class I	Actual expenses/actual returns	1,000.00	1,033.50	0.67	0.13%
	Hypothetical example	1,000.00	1,024.60	0.66	0.13%
Class R1	Actual expenses/actual returns	1,000.00	1,031.20	2.66	0.52%
	Hypothetical example	1,000.00	1,022.60	2.65	0.52%
Class R2	Actual expenses/actual returns	1,000.00	1,032.80	1.69	0.33%
	Hypothetical example	1,000.00	1,023.50	1.68	0.33%
Class R3	Actual expenses/actual returns	1,000.00	1,031.20	2.66	0.52%
	Hypothetical example	1,000.00	1,022.60	2.65	0.52%
Class R4	Actual expenses/actual returns	1,000.00	1,032.70	0.92	0.18%
	Hypothetical example	1,000.00	1,024.30	0.92	0.18%
Class R5	Actual expenses/actual returns	1,000.00	1,033.50	0.31	0.06%
	Hypothetical example	1,000.00	1,024.90	0.31	0.06%
Class R6	Actual expenses/actual returns	1,000.00	1,033.50	0.00	0.00%
	Hypothetical example	1,000.00	1,025.20	0.00	0.00%
Class 1	Actual expenses/actual returns	1,000.00	1,033.50	0.26	0.05%
	Hypothetical example	1,000.00	1,025.00	0.26	0.05%
Multimanager 2055 Lifetime Portfolio
Class A	Actual expenses/actual returns	$1,000.00	$1,032.20	$2.10	0.41%
	Hypothetical example	1,000.00	1,023.10	2.09	0.41%
Class I	Actual expenses/actual returns	1,000.00	1,033.80	0.62	0.12%
	Hypothetical example	1,000.00	1,024.60	0.61	0.12%
Class R1	Actual expenses/actual returns	1,000.00	1,031.30	2.56	0.50%
	Hypothetical example	1,000.00	1,022.70	2.55	0.50%
Class R2	Actual expenses/actual returns	1,000.00	1,031.30	2.61	0.51%
	Hypothetical example	1,000.00	1,022.60	2.60	0.51%
Class R3	Actual expenses/actual returns	1,000.00	1,030.50	3.22	0.63%
	Hypothetical example	1,000.00	1,022.00	3.21	0.63%
Class R4	Actual expenses/actual returns	1,000.00	1,033.80	0.82	0.16%
	Hypothetical example	1,000.00	1,024.40	0.82	0.16%
Class R5	Actual expenses/actual returns	1,000.00	1,033.80	0.26	0.05%
	Hypothetical example	1,000.00	1,025.00	0.26	0.05%
Class R6	Actual expenses/actual returns	1,000.00	1,033.80	0.00	0.00%
	Hypothetical example	1,000.00	1,025.20	0.00	0.00%
Class 1	Actual expenses/actual returns	1,000.00	1,033.80	0.26	0.05%
	Hypothetical example	1,000.00	1,025.00	0.26	0.05%

22 JOHN HANCOCK MULTIMANAGER LIFETIME PORTFOLIOS | ANNUAL REPORT

SHAREHOLDER EXPENSE EXAMPLE CHART (continued)

				Expenses
		Account	Ending	paid during	Annualized
		value on	value on	period ended	expense
		3-1-2018	8-31-2018	8-31-2018[1]	ratio[2]
Multimanager 2050 Lifetime Portfolio
Class A	Actual expenses/actual returns	$1,000.00	$1,031.80	$2.10	0.41%
	Hypothetical example	1,000.00	1,023.10	2.09	0.41%
Class I	Actual expenses/actual returns	1,000.00	1,033.40	0.56	0.11%
	Hypothetical example	1,000.00	1,024.70	0.56	0.11%
Class R1	Actual expenses/actual returns	1,000.00	1,029.50	3.99	0.78%
	Hypothetical example	1,000.00	1,021.30	3.97	0.78%
Class R2	Actual expenses/actual returns	1,000.00	1,031.80	2.71	0.53%
	Hypothetical example	1,000.00	1,022.50	2.70	0.53%
Class R3	Actual expenses/actual returns	1,000.00	1,031.10	3.33	0.65%
	Hypothetical example	1,000.00	1,021.90	3.31	0.65%
Class R4	Actual expenses/actual returns	1,000.00	1,031.80	1.38	0.27%
	Hypothetical example	1,000.00	1,023.80	1.38	0.27%
Class R5	Actual expenses/actual returns	1,000.00	1,034.10	0.26	0.05%
	Hypothetical example	1,000.00	1,025.00	0.26	0.05%
Class R6	Actual expenses/actual returns	1,000.00	1,034.10	0.00	0.00%
	Hypothetical example	1,000.00	1,025.20	0.00	0.00%
Class 1	Actual expenses/actual returns	1,000.00	1,033.40	0.26	0.05%
	Hypothetical example	1,000.00	1,025.00	0.26	0.05%
Multimanager 2045 Lifetime Portfolio
Class A	Actual expenses/actual returns	$1,000.00	$1,032.50	$2.10	0.41%
	Hypothetical example	1,000.00	1,023.10	2.09	0.41%
Class I	Actual expenses/actual returns	1,000.00	1,033.10	0.56	0.11%
	Hypothetical example	1,000.00	1,024.70	0.56	0.11%
Class R1	Actual expenses/actual returns	1,000.00	1,030.00	3.89	0.76%
	Hypothetical example	1,000.00	1,021.40	3.87	0.76%
Class R2	Actual expenses/actual returns	1,000.00	1,031.50	2.77	0.54%
	Hypothetical example	1,000.00	1,022.50	2.75	0.54%
Class R3	Actual expenses/actual returns	1,000.00	1,030.90	3.43	0.67%
	Hypothetical example	1,000.00	1,021.80	3.41	0.67%
Class R4	Actual expenses/actual returns	1,000.00	1,032.40	1.43	0.28%
	Hypothetical example	1,000.00	1,023.80	1.43	0.28%
Class R5	Actual expenses/actual returns	1,000.00	1,033.90	0.36	0.07%
	Hypothetical example	1,000.00	1,024.90	0.36	0.07%
Class R6	Actual expenses/actual returns	1,000.00	1,034.00	0.00	0.00%
	Hypothetical example	1,000.00	1,025.20	0.00	0.00%
Class 1	Actual expenses/actual returns	1,000.00	1,033.90	0.26	0.05%
	Hypothetical example	1,000.00	1,025.00	0.26	0.05%

ANNUAL REPORT | JOHN HANCOCK MULTIMANAGER LIFETIME PORTFOLIOS 23

SHAREHOLDER EXPENSE EXAMPLE CHART (continued)

				Expenses
		Account	Ending	paid during	Annualized
		value on	value on	period ended	expense
		3-1-2018	8-31-2018	8-31-2018[1]	ratio[2]
Multimanager 2040 Lifetime Portfolio
Class A	Actual expenses/actual returns	$1,000.00	$1,031.20	$2.10	0.41%
	Hypothetical example	1,000.00	1,023.10	2.09	0.41%
Class I	Actual expenses/actual returns	1,000.00	1,032.70	0.56	0.11%
	Hypothetical example	1,000.00	1,024.70	0.56	0.11%
Class R1	Actual expenses/actual returns	1,000.00	1,029.60	3.94	0.77%
	Hypothetical example	1,000.00	1,021.30	3.92	0.77%
Class R2	Actual expenses/actual returns	1,000.00	1,030.30	2.81	0.55%
	Hypothetical example	1,000.00	1,022.40	2.80	0.55%
Class R3	Actual expenses/actual returns	1,000.00	1,029.70	3.38	0.66%
	Hypothetical example	1,000.00	1,021.90	3.36	0.66%
Class R4	Actual expenses/actual returns	1,000.00	1,032.00	1.59	0.31%
	Hypothetical example	1,000.00	1,023.60	1.58	0.31%
Class R5	Actual expenses/actual returns	1,000.00	1,033.50	0.36	0.07%
	Hypothetical example	1,000.00	1,024.90	0.36	0.07%
Class R6	Actual expenses/actual returns	1,000.00	1,033.60	0.00	0.00%
	Hypothetical example	1,000.00	1,025.20	0.00	0.00%
Class 1	Actual expenses/actual returns	1,000.00	1,033.50	0.26	0.05%
	Hypothetical example	1,000.00	1,025.00	0.26	0.05%
Multimanager 2035 Lifetime Portfolio
Class A	Actual expenses/actual returns	$1,000.00	$1,029.10	$2.10	0.41%
	Hypothetical example	1,000.00	1,023.10	2.09	0.41%
Class I	Actual expenses/actual returns	1,000.00	1,029.80	0.61	0.12%
	Hypothetical example	1,000.00	1,024.60	0.61	0.12%
Class R1	Actual expenses/actual returns	1,000.00	1,027.50	3.83	0.75%
	Hypothetical example	1,000.00	1,021.40	3.82	0.75%
Class R2	Actual expenses/actual returns	1,000.00	1,028.10	2.71	0.53%
	Hypothetical example	1,000.00	1,022.50	2.70	0.53%
Class R3	Actual expenses/actual returns	1,000.00	1,027.50	3.42	0.67%
	Hypothetical example	1,000.00	1,021.80	3.41	0.67%
Class R4	Actual expenses/actual returns	1,000.00	1,029.80	1.38	0.27%
	Hypothetical example	1,000.00	1,023.80	1.38	0.27%
Class R5	Actual expenses/actual returns	1,000.00	1,030.60	0.36	0.07%
	Hypothetical example	1,000.00	1,024.90	0.36	0.07%
Class R6	Actual expenses/actual returns	1,000.00	1,031.50	0.00	0.00%
	Hypothetical example	1,000.00	1,025.20	0.00	0.00%
Class 1	Actual expenses/actual returns	1,000.00	1,031.40	0.26	0.05%
	Hypothetical example	1,000.00	1,025.00	0.26	0.05%

24 JOHN HANCOCK MULTIMANAGER LIFETIME PORTFOLIOS | ANNUAL REPORT

SHAREHOLDER EXPENSE EXAMPLE CHART (continued)

				Expenses
		Account	Ending	paid during	Annualized
		value on	value on	period ended	expense
		3-1-2018	8-31-2018	8-31-2018[1]	ratio[2]
Multimanager 2030 Lifetime Portfolio
Class A	Actual expenses/actual returns	$1,000.00	$1,025.90	$2.09	0.41%
	Hypothetical example	1,000.00	1,023.10	2.09	0.41%
Class I	Actual expenses/actual returns	1,000.00	1,026.90	0.61	0.12%
	Hypothetical example	1,000.00	1,024.60	0.61	0.12%
Class R1	Actual expenses/actual returns	1,000.00	1,023.40	3.88	0.76%
	Hypothetical example	1,000.00	1,021.40	3.87	0.76%
Class R2	Actual expenses/actual returns	1,000.00	1,025.20	2.65	0.52%
	Hypothetical example	1,000.00	1,022.60	2.65	0.52%
Class R3	Actual expenses/actual returns	1,000.00	1,023.40	3.47	0.68%
	Hypothetical example	1,000.00	1,021.80	3.47	0.68%
Class R4	Actual expenses/actual returns	1,000.00	1,026.00	1.43	0.28%
	Hypothetical example	1,000.00	1,023.80	1.43	0.28%
Class R5	Actual expenses/actual returns	1,000.00	1,027.80	0.31	0.06%
	Hypothetical example	1,000.00	1,024.90	0.31	0.06%
Class R6	Actual expenses/actual returns	1,000.00	1,027.80	0.00	0.00%
	Hypothetical example	1,000.00	1,025.20	0.00	0.00%
Class 1	Actual expenses/actual returns	1,000.00	1,026.90	0.26	0.05%
	Hypothetical example	1,000.00	1,025.00	0.26	0.05%
Multimanager 2025 Lifetime Portfolio
Class A	Actual expenses/actual returns	$1,000.00	$1,022.30	$2.09	0.41%
	Hypothetical example	1,000.00	1,023.10	2.09	0.41%
Class I	Actual expenses/actual returns	1,000.00	1,023.30	0.61	0.12%
	Hypothetical example	1,000.00	1,024.60	0.61	0.12%
Class R1	Actual expenses/actual returns	1,000.00	1,020.60	3.72	0.73%
	Hypothetical example	1,000.00	1,021.50	3.72	0.73%
Class R2	Actual expenses/actual returns	1,000.00	1,021.50	2.70	0.53%
	Hypothetical example	1,000.00	1,022.50	2.70	0.53%
Class R3	Actual expenses/actual returns	1,000.00	1,020.60	3.46	0.68%
	Hypothetical example	1,000.00	1,021.80	3.47	0.68%
Class R4	Actual expenses/actual returns	1,000.00	1,023.30	1.38	0.27%
	Hypothetical example	1,000.00	1,023.80	1.38	0.27%
Class R5	Actual expenses/actual returns	1,000.00	1,024.20	0.31	0.06%
	Hypothetical example	1,000.00	1,024.90	0.31	0.06%
Class R6	Actual expenses/actual returns	1,000.00	1,024.20	0.00	0.00%
	Hypothetical example	1,000.00	1,025.20	0.00	0.00%
Class 1	Actual expenses/actual returns	1,000.00	1,024.20	0.26	0.05%
	Hypothetical example	1,000.00	1,025.00	0.26	0.05%

ANNUAL REPORT | JOHN HANCOCK MULTIMANAGER LIFETIME PORTFOLIOS 25

SHAREHOLDER EXPENSE EXAMPLE CHART (continued)

				Expenses
		Account	Ending	paid during	Annualized
		value on	value on	period ended	expense
		3-1-2018	8-31-2018	8-31-2018[1]	ratio[2]
Multimanager 2020 Lifetime Portfolio
Class A	Actual expenses/actual returns	$1,000.00	$1,019.10	$2.09	0.41%
	Hypothetical example	1,000.00	1,023.10	2.09	0.41%
Class I	Actual expenses/actual returns	1,000.00	1,020.10	0.61	0.12%
	Hypothetical example	1,000.00	1,024.60	0.61	0.12%
Class R1	Actual expenses/actual returns	1,000.00	1,016.30	3.91	0.77%
	Hypothetical example	1,000.00	1,021.30	3.92	0.77%
Class R2	Actual expenses/actual returns	1,000.00	1,018.20	2.70	0.53%
	Hypothetical example	1,000.00	1,022.50	2.70	0.53%
Class R3	Actual expenses/actual returns	1,000.00	1,017.30	3.46	0.68%
	Hypothetical example	1,000.00	1,021.80	3.47	0.68%
Class R4	Actual expenses/actual returns	1,000.00	1,019.20	1.48	0.29%
	Hypothetical example	1,000.00	1,023.70	1.48	0.29%
Class R5	Actual expenses/actual returns	1,000.00	1,021.10	0.36	0.07%
	Hypothetical example	1,000.00	1,024.90	0.36	0.07%
Class R6	Actual expenses/actual returns	1,000.00	1,021.10	0.00	0.00%
	Hypothetical example	1,000.00	1,025.20	0.00	0.00%
Class 1	Actual expenses/actual returns	1,000.00	1,021.10	0.25	0.05%
	Hypothetical example	1,000.00	1,025.00	0.26	0.05%
Multimanager 2015 Lifetime Portfolio
Class A	Actual expenses/actual returns	$1,000.00	$1,015.60	$2.08	0.41%
	Hypothetical example	1,000.00	1,023.10	2.09	0.41%
Class I	Actual expenses/actual returns	1,000.00	1,016.70	0.61	0.12%
	Hypothetical example	1,000.00	1,024.60	0.61	0.12%
Class R1	Actual expenses/actual returns	1,000.00	1,012.50	4.06	0.80%
	Hypothetical example	1,000.00	1,021.20	4.08	0.80%
Class R2	Actual expenses/actual returns	1,000.00	1,012.50	3.86	0.76%
	Hypothetical example	1,000.00	1,021.40	3.87	0.76%
Class R3	Actual expenses/actual returns	1,000.00	1,013.60	3.40	0.67%
	Hypothetical example	1,000.00	1,021.80	3.41	0.67%
Class R4	Actual expenses/actual returns	1,000.00	1,015.70	1.42	0.28%
	Hypothetical example	1,000.00	1,023.80	1.43	0.28%
Class R5	Actual expenses/actual returns	1,000.00	1,016.70	0.36	0.07%
	Hypothetical example	1,000.00	1,024.90	0.36	0.07%
Class R6	Actual expenses/actual returns	1,000.00	1,017.70	0.00	0.00%
	Hypothetical example	1,000.00	1,025.20	0.00	0.00%
Class 1	Actual expenses/actual returns	1,000.00	1,016.70	0.25	0.05%
	Hypothetical example	1,000.00	1,025.00	0.26	0.05%

26 JOHN HANCOCK MULTIMANAGER LIFETIME PORTFOLIOS | ANNUAL REPORT

SHAREHOLDER EXPENSE EXAMPLE CHART (continued)

				Expenses
		Account	Ending	paid during	Annualized
		value on	value on	period ended	expense
		3-1-2018	8-31-2018	8-31-2018[1]	ratio[2]
Multimanager 2010 Lifetime Portfolio
Class A	Actual expenses/actual returns	$1,000.00	$1,013.10	$2.08	0.41%
	Hypothetical example	1,000.00	1,023.10	2.09	0.41%
Class I	Actual expenses/actual returns	1,000.00	1,014.30	0.61	0.12%
	Hypothetical example	1,000.00	1,024.60	0.61	0.12%
Class R1	Actual expenses/actual returns	1,000.00	1,011.00	3.45	0.68%
	Hypothetical example	1,000.00	1,021.80	3.47	0.68%
Class R2	Actual expenses/actual returns	1,000.00	1,012.10	2.64	0.52%
	Hypothetical example	1,000.00	1,022.60	2.65	0.52%
Class R3	Actual expenses/actual returns	1,000.00	1,011.00	3.40	0.67%
	Hypothetical example	1,000.00	1,021.80	3.41	0.67%
Class R4	Actual expenses/actual returns	1,000.00	1,013.20	1.67	0.33%
	Hypothetical example	1,000.00	1,023.50	1.68	0.33%
Class R5	Actual expenses/actual returns	1,000.00	1,014.30	0.46	0.09%
	Hypothetical example	1,000.00	1,024.80	0.46	0.09%
Class R6	Actual expenses/actual returns	1,000.00	1,014.20	0.00	0.00%
	Hypothetical example	1,000.00	1,025.20	0.00	0.00%
Class 1	Actual expenses/actual returns	1,000.00	1,014.20	0.25	0.05%
	Hypothetical example	1,000.00	1,025.00	0.26	0.05%

[1]	Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).
[2]	Ratios do not include expenses indirectly incurred by the underlying funds and can vary based on the mix of underlying funds held by the portfolios.

ANNUAL REPORT | JOHN HANCOCK MULTIMANAGER LIFETIME PORTFOLIOS 27

Portfolios' investments

Subadvisors of Affiliated Underlying Funds
Allianz Global Investors	(Allianz)
Barrow, Hanley, Mewhinney & Strauss, LLC	(Barrow Hanley)
BCSF Advisors, LP (Bain Capital Credit)	(Bain Capital)
Boston Partners Global Investors, Inc.	(Boston Partners)
Deutsche Investment Management Americas, Inc.	(Deutsche)
Dimensional Fund Advisors LP	(DFA)
Epoch Investment Partners, Inc.	(Epoch)
First Quadrant, L.P.	(First Quadrant)
Franklin Templeton Investments Corp.	(Franklin Templeton)
Invesco Advisers, Inc.	(Invesco)
Jennison Associates LLC	(Jennison)
John Hancock Asset Management	(JHAM)
Pacific Investment Management Company LLC	(PIMCO)
Redwood Investment Management, LLC	(Redwood)
Standard Life Investments (Corporate Funds) Limited	(Standard Life)
Stone Harbor Investment Partners LP	(Stone Harbor)
T. Rowe Price Associates, Inc.	(T. Rowe Price)
Templeton Investment Counsel, LLC	(Templeton)
Wellington Management Company LLP	(Wellington)
Wells Capital Management, Incorporated	(Wells Capital)
Western Asset Management Company	(WAMCO)
MULTIMANAGER 2060 LIFETIME PORTFOLIO

As of 8-31-18
	Shares or
	Principal
	Amount	Value
AFFILIATED INVESTMENT COMPANIES (A) - 99.7%
Equity - 87.2%
Blue Chip Growth, Class NAV, JHF II
(T. Rowe Price)	24,020	$1,031,663
Capital Appreciation, Class NAV, JHF II
(Jennison)	52,954	998,175
Capital Appreciation Value, Class NAV, JHF II
(T. Rowe Price)	198,195	2,431,856
Disciplined Value, Class NAV, JHF III
(Boston Partners)	53,298	1,217,859
Disciplined Value International, Class NAV,
JHIT (Boston Partners)	11,654	158,611
Emerging Markets, Class NAV, JHF II (DFA)	147,004	1,636,151
Emerging Markets Equity, Class NAV, JHIT
(JHAM) (B)(C)	145,307	1,636,151
Equity Income, Class NAV, JHF II
(T. Rowe Price)	74,632	1,565,038
Financial Industries, Class NAV, JHIT II
(JHAM) (B)(C)	44,391	928,221
Fundamental Global Franchise, Class NAV, JHF
II (JHAM) (B)(C)	42,280	554,284
Fundamental Large Cap Core, Class NAV, JHIT
(JHAM) (B)(C)	17,748	974,894
Global Equity, Class NAV, JHF II (JHAM) (B)(C)	83,494	996,079
Global Shareholder Yield, Class NAV, JHF III
(Epoch)	53,314	604,047
International Growth, Class NAV, JHF III
(Wellington)	34,987	998,893
International Growth Stock, Class NAV, JHF II
(Invesco)	64,535	868,646
International Small Cap, Class NAV, JHF II
(Franklin Templeton)	47,405	1,027,746
International Small Company, Class NAV, JHF II
(DFA)	82,154	1,027,746
International Value, Class NAV, JHF II
(Templeton)	47,733	783,292
International Value Equity, Class NAV, JHF III
(JHAM) (B)(C)	118,951	992,052
Mid Cap Stock, Class NAV, JHF II (Wellington)	73,737	1,928,228
Mid Value, Class NAV, JHF II (T. Rowe Price)	127,923	2,184,919
Small Cap Growth, Class NAV, JHF II
(Redwood) (D)	22,798	440,008
Small Cap Stock, Class NAV, JHF II
(Wellington) (E)	36,094	437,458
Small Cap Value, Class NAV, JHF II
(Wellington)	29,420	680,180
Small Company Value, Class NAV, JHF II
(T. Rowe Price)	14,501	453,435
Strategic Equity Allocation, Class NAV, JHF II
(JHAM) (B)(C)	1,455,572	19,592,000
Strategic Growth, Class NAV, JHF III
(JHAM) (B)(C)	48,620	998,175
Value Equity, Class NAV, JHIT (Barrow Hanley)	54,380	695,517
Fixed income - 5.5%
Asia Pacific Total Return Bond, Class NAV, JHF
II (JHAM) (B)(C)	9,217	87,465

28 JOHN HANCOCK MULTIMANAGER LIFETIME PORTFOLIOS | ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

MULTIMANAGER 2060 LIFETIME PORTFOLIO (continued)

	Shares or
	Principal
	Amount	Value
Fixed income - (continued)
Bond, Class NAV, JHSB (JHAM) (B)(C)	31,558	$486,631
Core Bond, Class NAV, JHF II (Wells Capital)	13,244	167,408
Emerging Markets Debt, Class NAV, JHF II
(JHAM) (B)(C)	27,075	239,610
Floating Rate Income, Class NAV, JHF II (Bain
Capital)	20,824	175,754
Global Bond, Class NAV, JHF II (PIMCO)	3,439	43,705
Global Short Duration Credit, Class NAV, JHBT
(JHAM) (B)(C)	8,149	72,037
High Yield, Class NAV, JHBT (JHAM) (B)(C)	19,833	68,028
High Yield, Class NAV, JHF II (WAMCO)	4,257	34,481
Real Return Bond, Class NAV, JHF II (PIMCO)	23,875	260,474
Short Duration Credit Opportunities,
Class NAV, JHF II (Stone Harbor)	14,511	136,112
Short Term Government Income, Class NAV,
JHF II (JHAM) (B)(C)	31,584	293,417
Spectrum Income, Class NAV, JHF II
(T. Rowe Price)	17,825	185,912
Strategic Income Opportunities, Class NAV, JHF
II (JHAM) (B)(C)	32,334	334,652
Total Return, Class NAV, JHF II (PIMCO)	27,877	371,878
U.S. High Yield Bond, Class NAV, JHF II (Wells
Capital)	4,437	49,690
Alternative and specialty - 7.0%
Absolute Return Currency, Class NAV, JHF II
(First Quadrant) (F)	41,758	383,760
Diversified Real Assets, Class NAV, JHIT
(Deutsche/JHAM/Wellington) (B)(F)(G)	174,974	1,823,230
Global Absolute Return Strategies, Class NAV,
JHF II (Standard Life) (F)	37,870	385,140
Health Sciences, Class NAV, JHF II
(T. Rowe Price)	129,397	659,926
Science & Technology, Class NAV, JHF II
(T. Rowe Price/Allianz)	93,557	560,408
TOTAL AFFILIATED INVESTMENT COMPANIES (Cost
$52,782,713)		$54,661,042
SHORT-TERM INVESTMENTS - 0.4%
U.S. Government - 0.2%
U.S. Treasury Bill, 1.875%, 09/13/2018 *	8,600	8,596
U.S. Treasury Bill, 1.952%, 10/25/2018 *	129,100	128,735
Money market funds - 0.2%
State Street Institutional U.S. Government
Money Market Fund, Premier Class,
1.8679% (H)	84,222	84,222
TOTAL SHORT-TERM INVESTMENTS (Cost $221,521)		$221,553
Total investments (Cost $53,004,234) - 100.1%		$54,882,595
Other assets and liabilities, net - (0.1%)		(30,584)
TOTAL NET ASSETS - 100.0%		$54,852,011
MULTIMANAGER 2055 LIFETIME PORTFOLIO

As of 8-31-18
	Shares or
	Principal
	Amount	Value
AFFILIATED INVESTMENT COMPANIES (A) - 99.7%
Equity - 87.1%
Blue Chip Growth, Class NAV, JHF II
(T. Rowe Price)	81,752	$3,511,267
Capital Appreciation, Class NAV, JHF II
(Jennison)	181,207	3,415,748
Capital Appreciation Value, Class NAV, JHF II
(T. Rowe Price)	671,879	8,243,950
Disciplined Value, Class NAV, JHF III
(Boston Partners)	179,694	4,106,017
Disciplined Value International, Class NAV,
JHIT (Boston Partners)	39,292	534,759
Emerging Markets, Class NAV, JHF II (DFA)	497,356	5,535,572
Emerging Markets Equity, Class NAV, JHIT
(JHAM) (B)(C)	493,495	5,556,758
Equity Income, Class NAV, JHF II
(T. Rowe Price)	251,623	5,276,535
Financial Industries, Class NAV, JHIT II
(JHAM) (B)(C)	149,792	3,132,148
Fundamental Global Franchise, Class NAV, JHF
II (JHAM) (B)(C)	142,546	1,868,773
Fundamental Large Cap Core, Class NAV, JHIT
(JHAM) (B)(C)	60,089	3,300,711
Global Equity, Class NAV, JHF II (JHAM) (B)(C)	281,499	3,358,285
Global Shareholder Yield, Class NAV, JHF III
(Epoch)	179,748	2,036,547
International Growth, Class NAV, JHF III
(Wellington)	117,960	3,367,771
International Growth Stock, Class NAV, JHF II
(Invesco)	244,548	3,291,612
International Small Cap, Class NAV, JHF II
(Franklin Templeton)	159,827	3,465,051
International Small Company, Class NAV, JHF II
(DFA)	276,982	3,465,051
International Value, Class NAV, JHF II
(Templeton)	160,931	2,640,871
International Value Equity, Class NAV, JHF III
(JHAM) (B)(C)	401,044	3,344,707
Mid Cap Stock, Class NAV, JHF II (Wellington)	256,088	6,696,711
Mid Value, Class NAV, JHF II (T. Rowe Price)	431,383	7,368,013
Small Cap Growth, Class NAV, JHF II
(Redwood) (D)	79,178	1,528,142
Small Cap Stock, Class NAV, JHF II
(Wellington) (E)	125,354	1,519,288
Small Cap Value, Class NAV, JHF II
(Wellington)	101,775	2,353,040
Small Company Value, Class NAV, JHF II
(T. Rowe Price)	50,483	1,578,590
Strategic Equity Allocation, Class NAV, JHF II
(JHAM) (B)(C)	4,907,468	66,054,521
Strategic Growth, Class NAV, JHF III
(JHAM) (B)(C)	165,619	3,400,163
Value Equity, Class NAV, JHIT (Barrow Hanley)	183,342	2,344,941
Fixed income - 5.5%
Asia Pacific Total Return Bond, Class NAV, JHF
II (JHAM) (B)(C)	31,281	296,852

SEE NOTES TO FINANCIAL STATEMENTS	ANNUAL REPORT | JOHN HANCOCK MULTIMANAGER LIFETIME PORTFOLIOS 29

MULTIMANAGER 2055 LIFETIME PORTFOLIO (continued)

	Shares or
	Principal
	Amount	Value
Fixed income - (continued)
Bond, Class NAV, JHSB (JHAM) (B)(C)	107,468	$1,657,156
Core Bond, Class NAV, JHF II (Wells Capital)	45,128	570,422
Emerging Markets Debt, Class NAV, JHF II
(JHAM) (B)(C)	91,663	811,216
Floating Rate Income, Class NAV, JHF II (Bain
Capital)	70,915	598,520
Global Bond, Class NAV, JHF II (PIMCO)	11,680	148,451
Global Short Duration Credit, Class NAV, JHBT
(JHAM) (B)(C)	27,721	245,056
High Yield, Class NAV, JHBT (JHAM) (B)(C)	67,547	231,687
High Yield, Class NAV, JHF II (WAMCO)	14,493	117,396
Real Return Bond, Class NAV, JHF II (PIMCO)	81,211	886,017
Short Duration Credit Opportunities,
Class NAV, JHF II (Stone Harbor)	49,311	462,537
Short Term Government Income, Class NAV,
JHF II (JHAM) (B)(C)	107,650	1,000,067
Spectrum Income, Class NAV, JHF II
(T. Rowe Price)	60,524	631,267
Strategic Income Opportunities, Class NAV, JHF
II (JHAM) (B)(C)	109,686	1,135,246
Total Return, Class NAV, JHF II (PIMCO)	94,983	1,267,074
U.S. High Yield Bond, Class NAV, JHF II (Wells
Capital)	15,105	169,178
Alternative and specialty - 7.1%
Absolute Return Currency, Class NAV, JHF II
(First Quadrant) (F)	158,716	1,458,598
Diversified Real Assets, Class NAV, JHIT
(Deutsche/JHAM/Wellington) (B)(F)(G)	589,926	6,147,029
Global Absolute Return Strategies, Class NAV,
JHF II (Standard Life) (F)	143,891	1,463,376
Health Sciences, Class NAV, JHF II
(T. Rowe Price)	442,787	2,258,211
Science & Technology, Class NAV, JHF II
(T. Rowe Price/Allianz)	321,789	1,927,518
TOTAL AFFILIATED INVESTMENT COMPANIES (Cost
$171,555,896)		$185,778,416
SHORT-TERM INVESTMENTS - 0.3%
U.S. Government - 0.3%
U.S. Treasury Bill, 1.875%, 09/13/2018 *	34,600	34,584
U.S. Treasury Bill, 1.952%, 10/25/2018 *	458,800	457,506
Money market funds - 0.0%
State Street Institutional U.S. Government
Money Market Fund, Premier Class,
1.8679% (H)	27,914	27,914
TOTAL SHORT-TERM INVESTMENTS (Cost $519,871)		$520,004
Total investments (Cost $172,075,767) - 100.0%		$186,298,420
Other assets and liabilities, net - (0.0%)		(40,075)
TOTAL NET ASSETS - 100.0%		$186,258,345
MULTIMANAGER 2050 LIFETIME PORTFOLIO

As of 8-31-18
	Shares or
	Principal
	Amount	Value
AFFILIATED INVESTMENT COMPANIES (A) - 99.7%
Equity - 87.1%
Blue Chip Growth, Class NAV, JHF II
(T. Rowe Price)	177,687	$7,631,676
Capital Appreciation, Class NAV, JHF II
(Jennison)	391,596	7,381,584
Capital Appreciation Value, Class NAV, JHF II
(T. Rowe Price)	1,462,680	17,947,081
Disciplined Value, Class NAV, JHF III
(Boston Partners)	390,561	8,924,321
Disciplined Value International, Class NAV,
JHIT (Boston Partners)	85,182	1,159,326
Emerging Markets, Class NAV, JHF II (DFA)	1,085,214	12,078,428
Emerging Markets Equity, Class NAV, JHIT
(JHAM) (B)(C)	1,078,137	12,139,828
Equity Income, Class NAV, JHF II
(T. Rowe Price)	547,106	11,472,805
Financial Industries, Class NAV, JHIT II
(JHAM) (B)(C)	326,351	6,824,003
Fundamental Global Franchise, Class NAV, JHF
II (JHAM) (B)(C)	308,646	4,046,344
Fundamental Large Cap Core, Class NAV, JHIT
(JHAM) (B)(C)	130,915	7,191,185
Global Equity, Class NAV, JHF II (JHAM) (B)(C)	611,695	7,297,520
Global Shareholder Yield, Class NAV, JHF III
(Epoch)	389,169	4,409,284
International Growth, Class NAV, JHF III
(Wellington)	256,048	7,310,157
International Growth Stock, Class NAV, JHF II
(Invesco)	561,109	7,552,531
International Small Cap, Class NAV, JHF II
(Franklin Templeton)	347,668	7,537,439
International Small Company, Class NAV, JHF II
(DFA)	601,991	7,530,905
International Value, Class NAV, JHF II
(Templeton)	348,246	5,714,710
International Value Equity, Class NAV, JHF III
(JHAM) (B)(C)	867,416	7,234,246
Mid Cap Stock, Class NAV, JHF II (Wellington)	564,527	14,762,391
Mid Value, Class NAV, JHF II (T. Rowe Price)	957,154	16,348,192
Small Cap Growth, Class NAV, JHF II
(Redwood) (D)	173,530	3,349,138
Small Cap Stock, Class NAV, JHF II
(Wellington) (E)	274,730	3,329,733
Small Cap Value, Class NAV, JHF II
(Wellington)	226,330	5,232,743
Small Company Value, Class NAV, JHF II
(T. Rowe Price)	112,313	3,512,028
Strategic Equity Allocation, Class NAV, JHF II
(JHAM) (B)(C)	10,673,571	143,666,264
Strategic Growth, Class NAV, JHF III
(JHAM) (B)(C)	359,551	7,381,584
Value Equity, Class NAV, JHIT (Barrow Hanley)	399,090	5,104,356
Fixed income - 5.5%
Asia Pacific Total Return Bond, Class NAV, JHF
II (JHAM) (B)(C)	68,377	648,894

30 JOHN HANCOCK MULTIMANAGER LIFETIME PORTFOLIOS | ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

MULTIMANAGER 2050 LIFETIME PORTFOLIO (continued)

	Shares or
	Principal
	Amount	Value
Fixed income - (continued)
Bond, Class NAV, JHSB (JHAM) (B)(C)	234,916	$3,622,406
Core Bond, Class NAV, JHF II (Wells Capital)	98,647	1,246,895
Emerging Markets Debt, Class NAV, JHF II
(JHAM) (B)(C)	200,201	1,771,778
Floating Rate Income, Class NAV, JHF II (Bain
Capital)	155,014	1,308,316
Global Bond, Class NAV, JHF II (PIMCO)	25,531	324,502
Global Short Duration Credit, Class NAV, JHBT
(JHAM) (B)(C)	60,596	535,673
High Yield, Class NAV, JHBT (JHAM) (B)(C)	147,653	506,449
High Yield, Class NAV, JHF II (WAMCO)	31,681	256,619
Real Return Bond, Class NAV, JHF II (PIMCO)	177,521	1,936,759
Short Duration Credit Opportunities,
Class NAV, JHF II (Stone Harbor)	107,790	1,011,067
Short Term Government Income, Class NAV,
JHF II (JHAM) (B)(C)	235,314	2,186,064
Spectrum Income, Class NAV, JHF II
(T. Rowe Price)	132,301	1,379,897
Strategic Income Opportunities, Class NAV, JHF
II (JHAM) (B)(C)	239,764	2,481,554
Total Return, Class NAV, JHF II (PIMCO)	207,625	2,769,718
U.S. High Yield Bond, Class NAV, JHF II (Wells
Capital)	33,019	369,809
Alternative and specialty - 7.1%
Absolute Return Currency, Class NAV, JHF II
(First Quadrant) (F)	365,239	3,356,542
Diversified Real Assets, Class NAV, JHIT
(Deutsche/JHAM/Wellington) (B)(F)(G)	1,279,470	13,332,082
Global Absolute Return Strategies, Class NAV,
JHF II (Standard Life) (F)	333,963	3,396,407
Health Sciences, Class NAV, JHF II
(T. Rowe Price)	948,754	4,838,644
Science & Technology, Class NAV, JHF II
(T. Rowe Price/Allianz)	691,863	4,144,262
TOTAL AFFILIATED INVESTMENT COMPANIES (Cost
$356,646,418)		$405,494,139
SHORT-TERM INVESTMENTS - 0.3%
U.S. Government - 0.3%
U.S. Treasury Bill, 1.875%, 09/13/2018 *	79,500	79,462
U.S. Treasury Bill, 1.952%, 10/25/2018 *	1,022,000	1,019,118
Money market funds - 0.0%
State Street Institutional U.S. Government
Money Market Fund, Premier Class,
1.8679% (H)	1,788	1,788
TOTAL SHORT-TERM INVESTMENTS (Cost $1,100,079)		$1,100,368
Total investments (Cost $357,746,497) - 100.0%		$406,594,507
Other assets and liabilities, net - (0.0%)		(57,724)
TOTAL NET ASSETS - 100.0%		$406,536,783
MULTIMANAGER 2045 LIFETIME PORTFOLIO

As of 8-31-18
	Shares or
	Principal
	Amount	Value
AFFILIATED INVESTMENT COMPANIES (A) - 99.7%
Equity - 87.1%
Blue Chip Growth, Class NAV, JHF II
(T. Rowe Price)	348,224	$14,956,205
Capital Appreciation, Class NAV, JHF II
(Jennison)	767,473	14,466,860
Capital Appreciation Value, Class NAV, JHF II
(T. Rowe Price)	2,854,828	35,028,743
Disciplined Value, Class NAV, JHF III
(Boston Partners)	764,702	17,473,450
Disciplined Value International, Class NAV,
JHIT (Boston Partners)	166,988	2,272,703
Emerging Markets, Class NAV, JHF II (DFA)	2,112,669	23,514,001
Emerging Markets Equity, Class NAV, JHIT
(JHAM) (B)(C)	2,100,881	23,655,915
Equity Income, Class NAV, JHF II
(T. Rowe Price)	1,066,690	22,368,497
Financial Industries, Class NAV, JHIT II
(JHAM) (B)(C)	636,286	13,304,739
Fundamental Global Franchise, Class NAV, JHF
II (JHAM) (B)(C)	606,537	7,951,703
Fundamental Large Cap Core, Class NAV, JHIT
(JHAM) (B)(C)	257,226	14,129,436
Global Equity, Class NAV, JHF II (JHAM) (B)(C)	1,202,767	14,349,015
Global Shareholder Yield, Class NAV, JHF III
(Epoch)	758,762	8,596,768
International Growth, Class NAV, JHF III
(Wellington)	501,634	14,321,652
International Growth Stock, Class NAV, JHF II
(Invesco)	1,114,576	15,002,192
International Small Cap, Class NAV, JHF II
(Franklin Templeton)	678,791	14,716,183
International Small Company, Class NAV, JHF II
(DFA)	1,180,007	14,761,881
International Value, Class NAV, JHF II
(Templeton)	681,569	11,184,548
International Value Equity, Class NAV, JHF III
(JHAM) (B)(C)	1,694,235	14,129,919
Mid Cap Stock, Class NAV, JHF II (Wellington)	1,122,418	29,351,227
Mid Value, Class NAV, JHF II (T. Rowe Price)	1,901,509	32,477,782
Small Cap Growth, Class NAV, JHF II
(Redwood) (D)	343,094	6,621,715
Small Cap Stock, Class NAV, JHF II
(Wellington) (E)	542,847	6,579,305
Small Cap Value, Class NAV, JHF II
(Wellington)	446,729	10,328,385
Small Company Value, Class NAV, JHF II
(T. Rowe Price)	223,119	6,976,918
Strategic Equity Allocation, Class NAV, JHF II
(JHAM) (B)(C)	21,054,186	283,389,350
Strategic Growth, Class NAV, JHF III
(JHAM) (B)(C)	704,669	14,466,860
Value Equity, Class NAV, JHIT (Barrow Hanley)	782,833	10,012,436
Fixed income - 5.4%
Asia Pacific Total Return Bond, Class NAV, JHF
II (JHAM) (B)(C)	133,093	1,263,050

SEE NOTES TO FINANCIAL STATEMENTS	ANNUAL REPORT | JOHN HANCOCK MULTIMANAGER LIFETIME PORTFOLIOS 31

MULTIMANAGER 2045 LIFETIME PORTFOLIO (continued)

	Shares or
	Principal
	Amount	Value
Fixed income - (continued)
Bond, Class NAV, JHSB (JHAM) (B)(C)	457,772	$7,058,848
Core Bond, Class NAV, JHF II (Wells Capital)	191,446	2,419,875
Emerging Markets Debt, Class NAV, JHF II
(JHAM) (B)(C)	394,538	3,491,659
Floating Rate Income, Class NAV, JHF II (Bain
Capital)	301,635	2,545,797
Global Bond, Class NAV, JHF II (PIMCO)	49,696	631,633
Global Short Duration Credit, Class NAV, JHBT
(JHAM) (B)(C)	117,859	1,041,874
High Yield, Class NAV, JHBT (JHAM) (B)(C)	287,169	984,991
High Yield, Class NAV, JHF II (WAMCO)	61,667	499,500
Real Return Bond, Class NAV, JHF II (PIMCO)	345,758	3,772,220
Short Duration Credit Opportunities,
Class NAV, JHF II (Stone Harbor)	209,809	1,968,008
Short Term Government Income, Class NAV,
JHF II (JHAM) (B)(C)	458,030	4,255,101
Spectrum Income, Class NAV, JHF II
(T. Rowe Price)	257,519	2,685,923
Strategic Income Opportunities, Class NAV, JHF
II (JHAM) (B)(C)	467,786	4,841,587
Total Return, Class NAV, JHF II (PIMCO)	403,717	5,385,591
U.S. High Yield Bond, Class NAV, JHF II (Wells
Capital)	64,270	719,821
Alternative and specialty - 7.2%
Absolute Return Currency, Class NAV, JHF II
(First Quadrant) (F)	725,939	6,671,378
Diversified Real Assets, Class NAV, JHIT
(Deutsche/JHAM/Wellington) (B)(F)(G)	2,507,197	26,124,989
Global Absolute Return Strategies, Class NAV,
JHF II (Standard Life) (F)	666,259	6,775,854
Health Sciences, Class NAV, JHF II
(T. Rowe Price)	1,859,423	9,483,058
Science & Technology, Class NAV, JHF II
(T. Rowe Price/Allianz)	1,355,954	8,122,167
TOTAL AFFILIATED INVESTMENT COMPANIES (Cost
$612,941,888)		$797,131,312
SHORT-TERM INVESTMENTS - 0.3%
U.S. Government - 0.3%
U.S. Treasury Bill, 1.875%, 09/13/2018 *	158,100	158,025
U.S. Treasury Bill, 1.952%, 10/25/2018 *	2,002,000	1,996,355
Money market funds - 0.0%
State Street Institutional U.S. Government
Money Market Fund, Premier Class,
1.8679% (H)	1,180	1,180
TOTAL SHORT-TERM INVESTMENTS (Cost $2,155,014)		$2,155,560
Total investments (Cost $615,096,902) - 100.0%		$799,286,872
Other assets and liabilities, net - (0.0%)		(94,769)
TOTAL NET ASSETS - 100.0%		$799,192,103
MULTIMANAGER 2040 LIFETIME PORTFOLIO

As of 8-31-18
	Shares or
	Principal
	Amount	Value
AFFILIATED INVESTMENT COMPANIES (A) - 99.7%
Equity - 85.2%
Blue Chip Growth, Class NAV, JHF II
(T. Rowe Price)	378,883	$16,273,040
Capital Appreciation, Class NAV, JHF II
(Jennison)	833,807	15,717,266
Capital Appreciation Value, Class NAV, JHF II
(T. Rowe Price)	3,094,794	37,973,120
Disciplined Value, Class NAV, JHF III
(Boston Partners)	827,180	18,901,072
Disciplined Value International, Class NAV,
JHIT (Boston Partners)	180,847	2,461,330
Emerging Markets, Class NAV, JHF II (DFA)	2,300,355	25,602,956
Emerging Markets Equity, Class NAV, JHIT
(JHAM) (B)(C)	2,289,803	25,783,185
Equity Income, Class NAV, JHF II
(T. Rowe Price)	1,158,298	24,289,505
Financial Industries, Class NAV, JHIT II
(JHAM) (B)(C)	688,957	14,406,094
Fundamental Global Franchise, Class NAV, JHF
II (JHAM) (B)(C)	656,214	8,602,966
Fundamental Large Cap Core, Class NAV, JHIT
(JHAM) (B)(C)	277,100	15,221,114
Global Equity, Class NAV, JHF II (JHAM) (B)(C)	1,295,796	15,458,847
Global Shareholder Yield, Class NAV, JHF III
(Epoch)	827,468	9,375,216
International Growth, Class NAV, JHF III
(Wellington)	542,982	15,502,134
International Growth Stock, Class NAV, JHF II
(Invesco)	1,197,095	16,112,894
International Small Cap, Class NAV, JHF II
(Franklin Templeton)	736,124	15,959,178
International Small Company, Class NAV, JHF II
(DFA)	1,275,027	15,950,593
International Value, Class NAV, JHF II
(Templeton)	740,821	12,156,873
International Value Equity, Class NAV, JHF III
(JHAM) (B)(C)	1,846,001	15,395,647
Mid Cap Stock, Class NAV, JHF II (Wellington)	1,202,459	31,444,301
Mid Value, Class NAV, JHF II (T. Rowe Price)	2,051,470	35,039,103
Small Cap Growth, Class NAV, JHF II
(Redwood) (D)	368,828	7,118,373
Small Cap Stock, Class NAV, JHF II
(Wellington) (E)	581,911	7,052,760
Small Cap Value, Class NAV, JHF II
(Wellington)	481,925	11,142,105
Small Company Value, Class NAV, JHF II
(T. Rowe Price)	240,724	7,527,453
Strategic Equity Allocation, Class NAV, JHF II
(JHAM) (B)(C)	21,994,217	296,042,160
Strategic Growth, Class NAV, JHF III
(JHAM) (B)(C)	764,864	15,702,658
Value Equity, Class NAV, JHIT (Barrow Hanley)	844,022	10,795,047
Fixed income - 7.4%
Asia Pacific Total Return Bond, Class NAV, JHF
II (JHAM) (B)(C)	170,749	1,620,407
32 JOHN HANCOCK MULTIMANAGER LIFETIME PORTFOLIOS | ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

MULTIMANAGER 2040 LIFETIME PORTFOLIO (continued)

	Shares or
	Principal
	Amount	Value
Fixed income - (continued)
Bond, Class NAV, JHSB (JHAM) (B)(C)	728,205	$11,228,918
Core Bond, Class NAV, JHF II (Wells Capital)	305,607	3,862,873
Emerging Markets Debt, Class NAV, JHF II
(JHAM) (B)(C)	503,561	4,456,516
Floating Rate Income, Class NAV, JHF II (Bain
Capital)	386,387	3,261,103
Global Bond, Class NAV, JHF II (PIMCO)	63,745	810,203
Global Short Duration Credit, Class NAV, JHBT
(JHAM) (B)(C)	150,783	1,332,924
High Yield, Class NAV, JHBT (JHAM) (B)(C)	367,972	1,262,143
High Yield, Class NAV, JHF II (WAMCO)	78,936	639,385
Real Return Bond, Class NAV, JHF II (PIMCO)	442,384	4,826,410
Short Duration Credit Opportunities,
Class NAV, JHF II (Stone Harbor)	268,590	2,519,376
Short Term Government Income, Class NAV,
JHF II (JHAM) (B)(C)	1,088,074	10,108,210
Spectrum Income, Class NAV, JHF II
(T. Rowe Price)	330,245	3,444,452
Strategic Income Opportunities, Class NAV, JHF
II (JHAM) (B)(C)	599,086	6,200,536
Total Return, Class NAV, JHF II (PIMCO)	643,163	8,579,801
U.S. High Yield Bond, Class NAV, JHF II (Wells
Capital)	82,288	921,621
Alternative and specialty - 7.1%
Absolute Return Currency, Class NAV, JHF II
(First Quadrant) (F)	792,566	7,283,678
Diversified Real Assets, Class NAV, JHIT
(Deutsche/JHAM/Wellington) (B)(F)(G)	2,725,370	28,398,359
Global Absolute Return Strategies, Class NAV,
JHF II (Standard Life) (F)	723,762	7,360,663
Health Sciences, Class NAV, JHF II
(T. Rowe Price)	1,971,426	10,054,272
Science & Technology, Class NAV, JHF II
(T. Rowe Price/Allianz)	1,432,490	8,580,615
TOTAL AFFILIATED INVESTMENT COMPANIES (Cost
$677,169,221)		$869,759,455
SHORT-TERM INVESTMENTS - 0.3%
U.S. Government - 0.3%
U.S. Treasury Bill, 1.875%, 09/13/2018 *	198,800	198,705
U.S. Treasury Bill, 1.952%, 10/25/2018 *	2,191,400	2,185,222
Money market funds - 0.0%
State Street Institutional U.S. Government
Money Market Fund, Premier Class,
1.8679% (H)	1,193	1,193
TOTAL SHORT-TERM INVESTMENTS (Cost $2,384,446)		$2,385,120
Total investments (Cost $679,553,667) - 100.0%		$872,144,575
Other assets and liabilities, net - (0.0%)		(104,395)
TOTAL NET ASSETS - 100.0%		$872,040,180
MULTIMANAGER 2035 LIFETIME PORTFOLIO

As of 8-31-18
	Shares or
	Principal
	Amount	Value
AFFILIATED INVESTMENT COMPANIES (A) - 99.7%
Equity - 79.4%
Blue Chip Growth, Class NAV, JHF II
(T. Rowe Price)	454,062	$19,501,983
Capital Appreciation, Class NAV, JHF II
(Jennison)	1,002,026	18,888,196
Capital Appreciation Value, Class NAV, JHF II
(T. Rowe Price)	3,780,417	46,385,715
Disciplined Value, Class NAV, JHF III
(Boston Partners)	973,793	22,251,161
Disciplined Value International, Class NAV,
JHIT (Boston Partners)	157,557	2,144,348
Emerging Markets, Class NAV, JHF II (DFA)	2,592,947	28,859,496
Emerging Markets Equity, Class NAV, JHIT
(JHAM) (B)(C)	2,581,052	29,062,650
Equity Income, Class NAV, JHF II
(T. Rowe Price)	1,353,760	28,388,355
Financial Industries, Class NAV, JHIT II
(JHAM) (B)(C)	821,887	17,185,664
Fundamental Global Franchise, Class NAV, JHF
II (JHAM) (B)(C)	791,596	10,377,821
Fundamental Large Cap Core, Class NAV, JHIT
(JHAM) (B)(C)	324,764	17,839,278
Global Equity, Class NAV, JHF II (JHAM) (B)(C)	1,587,526	18,939,188
Global Shareholder Yield, Class NAV, JHF III
(Epoch)	995,382	11,277,677
International Growth, Class NAV, JHF III
(Wellington)	643,291	18,365,949
International Growth Stock, Class NAV, JHF II
(Invesco)	1,364,225	18,362,464
International Small Cap, Class NAV, JHF II
(Franklin Templeton)	857,507	18,590,744
International Small Company, Class NAV, JHF II
(DFA)	1,489,569	18,634,505
International Value, Class NAV, JHF II
(Templeton)	906,488	14,875,460
International Value Equity, Class NAV, JHF III
(JHAM) (B)(C)	2,140,269	17,849,841
Mid Cap Stock, Class NAV, JHF II (Wellington)	1,416,876	37,051,303
Mid Value, Class NAV, JHF II (T. Rowe Price)	2,436,874	41,621,800
Small Cap Growth, Class NAV, JHF II
(Redwood) (D)	412,733	7,965,751
Small Cap Stock, Class NAV, JHF II
(Wellington) (E)	652,011	7,902,369
Small Cap Value, Class NAV, JHF II
(Wellington)	557,398	12,887,051
Small Company Value, Class NAV, JHF II
(T. Rowe Price)	278,202	8,699,372
Strategic Equity Allocation, Class NAV, JHF II
(JHAM) (B)(C)	25,707,212	346,019,075
Strategic Growth, Class NAV, JHF III
(JHAM) (B)(C)	920,029	18,888,196
Value Equity, Class NAV, JHIT (Barrow Hanley)	995,996	12,738,785
Fixed income - 13.3%
Asia Pacific Total Return Bond, Class NAV, JHF
II (JHAM) (B)(C)	454,542	4,313,605

SEE NOTES TO FINANCIAL STATEMENTS	ANNUAL REPORT | JOHN HANCOCK MULTIMANAGER LIFETIME PORTFOLIOS 33

MULTIMANAGER 2035 LIFETIME PORTFOLIO (continued)

	Shares or
	Principal
	Amount	Value
Fixed income - (continued)
Bond, Class NAV, JHSB (JHAM) (B)(C)	1,480,002	$22,821,628
Core Bond, Class NAV, JHF II (Wells Capital)	613,114	7,749,767
Emerging Markets Debt, Class NAV, JHF II
(JHAM) (B)(C)	1,320,379	11,685,356
Floating Rate Income, Class NAV, JHF II (Bain
Capital)	1,332,920	11,249,845
Global Bond, Class NAV, JHF II (PIMCO)	169,693	2,156,801
Global Short Duration Credit, Class NAV, JHBT
(JHAM) (B)(C)	400,072	3,536,634
High Yield, Class NAV, JHBT (JHAM) (B)(C)	1,008,491	3,459,124
High Yield, Class NAV, JHF II (WAMCO)	216,492	1,753,587
Real Return Bond, Class NAV, JHF II (PIMCO)	1,114,097	12,154,798
Short Duration Credit Opportunities,
Class NAV, JHF II (Stone Harbor)	775,637	7,275,470
Short Term Government Income, Class NAV,
JHF II (JHAM) (B)(C)	1,361,287	12,646,359
Spectrum Income, Class NAV, JHF II
(T. Rowe Price)	877,112	9,148,283
Strategic Income Opportunities, Class NAV, JHF
II (JHAM) (B)(C)	1,589,684	16,453,229
Total Return, Class NAV, JHF II (PIMCO)	1,301,699	17,364,669
U.S. High Yield Bond, Class NAV, JHF II (Wells
Capital)	225,634	2,527,098
Alternative and specialty - 7.0%
Absolute Return Currency, Class NAV, JHF II
(First Quadrant) (F)	1,228,505	11,289,959
Diversified Real Assets, Class NAV, JHIT
(Deutsche/JHAM/Wellington) (B)(F)(G)	3,246,614	33,829,719
Global Absolute Return Strategies, Class NAV,
JHF II (Standard Life) (F)	1,120,738	11,397,905
Health Sciences, Class NAV, JHF II
(T. Rowe Price)	2,163,513	11,033,916
Science & Technology, Class NAV, JHF II
(T. Rowe Price/Allianz)	1,555,327	9,316,408
TOTAL AFFILIATED INVESTMENT COMPANIES (Cost
$865,369,487)		$1,094,718,357
SHORT-TERM INVESTMENTS - 0.3%
U.S. Government - 0.3%
U.S. Treasury Bill, 1.875%, 09/13/2018 *	532,500	532,246
U.S. Treasury Bill, 1.952%, 10/25/2018 *	2,762,400	2,754,612
Money market funds - 0.0%
State Street Institutional U.S. Government
Money Market Fund, Premier Class,
1.8679% (H)	1,242	1,242
TOTAL SHORT-TERM INVESTMENTS (Cost $3,286,620)		$3,288,100
Total investments (Cost $868,656,107) - 100.0%		$1,098,006,457
Other assets and liabilities, net - (0.0%)		(118,421)
TOTAL NET ASSETS - 100.0%		$1,097,888,036
MULTIMANAGER 2030 LIFETIME PORTFOLIO

As of 8-31-18
	Shares or
	Principal
	Amount	Value
AFFILIATED INVESTMENT COMPANIES (A) - 99.2%
Equity - 69.6%
Blue Chip Growth, Class NAV, JHF II
(T. Rowe Price)	492,435	$21,150,065
Capital Appreciation, Class NAV, JHF II
(Jennison)	1,086,599	20,482,388
Capital Appreciation Value, Class NAV, JHF II
(T. Rowe Price)	4,448,579	54,584,061
Disciplined Value, Class NAV, JHF III
(Boston Partners)	1,028,651	23,504,674
Disciplined Value International, Class NAV,
JHIT (Boston Partners)	208,619	2,839,299
Emerging Markets, Class NAV, JHF II (DFA)	2,461,735	27,399,107
Emerging Markets Equity, Class NAV, JHIT
(JHAM) (B)(C)	2,434,403	27,411,379
Equity Income, Class NAV, JHF II
(T. Rowe Price)	1,433,648	30,063,592
Financial Industries, Class NAV, JHIT II
(JHAM) (B)(C)	882,874	18,460,883
Fundamental Global Franchise, Class NAV, JHF
II (JHAM) (B)(C)	1,019,282	13,362,788
Fundamental Large Cap Core, Class NAV, JHIT
(JHAM) (B)(C)	364,295	20,010,703
Global Equity, Class NAV, JHF II (JHAM) (B)(C)	1,847,656	22,042,536
Global Shareholder Yield, Class NAV, JHF III
(Epoch)	1,102,684	12,493,413
International Growth, Class NAV, JHF III
(Wellington)	644,698	18,406,142
International Growth Stock, Class NAV, JHF II
(Invesco)	1,526,346	20,544,614
International Small Cap, Class NAV, JHF II
(Franklin Templeton)	874,371	18,956,365
International Small Company, Class NAV, JHF II
(DFA)	1,515,699	18,961,400
International Value, Class NAV, JHF II
(Templeton)	844,966	13,865,890
International Value Equity, Class NAV, JHF III
(JHAM) (B)(C)	2,290,550	19,103,188
Mid Cap Stock, Class NAV, JHF II (Wellington)	1,373,498	35,916,966
Mid Value, Class NAV, JHF II (T. Rowe Price)	2,308,896	39,435,950
Small Cap Growth, Class NAV, JHF II
(Redwood) (D)	344,731	6,653,315
Small Cap Stock, Class NAV, JHF II
(Wellington) (E)	546,921	6,628,679
Small Cap Value, Class NAV, JHF II
(Wellington)	463,217	10,709,574
Small Company Value, Class NAV, JHF II
(T. Rowe Price)	228,639	7,149,544
Strategic Equity Allocation, Class NAV, JHF II
(JHAM) (B)(C)	26,803,140	360,770,266
Strategic Growth, Class NAV, JHF III
(JHAM) (B)(C)	997,681	20,482,388
Value Equity, Class NAV, JHIT (Barrow Hanley)	1,048,849	13,414,781
Fixed income - 22.7%
Asia Pacific Total Return Bond, Class NAV, JHF
II (JHAM) (B)(C)	955,659	9,069,202

34 JOHN HANCOCK MULTIMANAGER LIFETIME PORTFOLIOS | ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

MULTIMANAGER 2030 LIFETIME PORTFOLIO (continued)

	Shares or
	Principal
	Amount	Value
Fixed income - (continued)
Bond, Class NAV, JHSB (JHAM) (B)(C)	3,085,745	$47,582,192
Core Bond, Class NAV, JHF II (Wells Capital)	1,290,026	16,305,927
Emerging Markets Debt, Class NAV, JHF II
(JHAM) (B)(C)	2,801,648	24,794,587
Floating Rate Income, Class NAV, JHF II (Bain
Capital)	2,122,380	17,912,884
Global Bond, Class NAV, JHF II (PIMCO)	357,059	4,538,224
Global Short Duration Credit, Class NAV, JHBT
(JHAM) (B)(C)	844,023	7,461,161
High Yield, Class NAV, JHBT (JHAM) (B)(C)	2,084,533	7,149,949
High Yield, Class NAV, JHF II (WAMCO)	448,082	3,629,466
Real Return Bond, Class NAV, JHF II (PIMCO)	2,456,089	26,795,934
Short Duration Credit Opportunities,
Class NAV, JHF II (Stone Harbor)	1,722,881	16,160,624
Short Term Government Income, Class NAV,
JHF II (JHAM) (B)(C)	1,933,458	17,961,824
Spectrum Income, Class NAV, JHF II
(T. Rowe Price)	1,846,200	19,255,861
Strategic Income Opportunities, Class NAV, JHF
II (JHAM) (B)(C)	3,355,596	34,730,419
Total Return, Class NAV, JHF II (PIMCO)	2,721,393	36,303,382
U.S. High Yield Bond, Class NAV, JHF II (Wells
Capital)	466,589	5,225,795
Alternative and specialty - 6.9%
Absolute Return Currency, Class NAV, JHF II
(First Quadrant) (F)	1,738,651	15,978,200
Diversified Real Assets, Class NAV, JHIT
(Deutsche/JHAM/Wellington) (B)(F)(G)	3,493,655	36,403,887
Global Absolute Return Strategies, Class NAV,
JHF II (Standard Life) (F)	1,582,943	16,098,532
Health Sciences, Class NAV, JHF II
(T. Rowe Price)	2,135,920	10,893,191
Science & Technology, Class NAV, JHF II
(T. Rowe Price/Allianz)	1,658,891	9,936,754
TOTAL AFFILIATED INVESTMENT COMPANIES (Cost
$1,046,407,511)		$1,288,991,945
SHORT-TERM INVESTMENTS - 0.8%
U.S. Government - 0.8%
U.S. Treasury Bill, 1.875%, 09/13/2018 *	1,153,700	1,153,150
U.S. Treasury Bill, 1.952%, 10/25/2018 *	3,257,800	3,248,616
U.S. Treasury Bill, 2.072%, 11/29/2018 *	6,548,000	6,515,737
Money market funds - 0.0%
State Street Institutional U.S. Government
Money Market Fund, Premier Class,
1.8679% (H)	2,063	2,063
TOTAL SHORT-TERM INVESTMENTS (Cost $10,915,519)		$10,919,566
Total investments (Cost $1,057,323,030) - 100.0%		$1,299,911,511
Other assets and liabilities, net - (0.0%)		(134,858)
TOTAL NET ASSETS - 100.0%		$1,299,776,653
MULTIMANAGER 2025 LIFETIME PORTFOLIO

As of 8-31-18
	Shares or
	Principal
	Amount	Value
AFFILIATED INVESTMENT COMPANIES (A) - 99.1%
Equity - 59.1%
Blue Chip Growth, Class NAV, JHF II
(T. Rowe Price)	418,767	$17,986,022
Capital Appreciation, Class NAV, JHF II
(Jennison)	922,514	17,389,381
Capital Appreciation Value, Class NAV, JHF II
(T. Rowe Price)	4,525,625	55,529,419
Disciplined Value, Class NAV, JHF III
(Boston Partners)	912,763	20,856,624
Disciplined Value International, Class NAV,
JHIT (Boston Partners)	193,576	2,634,572
Emerging Markets, Class NAV, JHF II (DFA)	1,925,761	21,433,721
Emerging Markets Equity, Class NAV, JHIT
(JHAM) (B)(C)	1,916,927	21,584,602
Equity Income, Class NAV, JHF II
(T. Rowe Price)	1,269,737	26,626,386
Financial Industries, Class NAV, JHIT II
(JHAM) (B)(C)	806,235	16,858,383
Fundamental Global Franchise, Class NAV, JHF
II (JHAM) (B)(C)	1,053,103	13,806,180
Fundamental Large Cap Core, Class NAV, JHIT
(JHAM) (B)(C)	307,069	16,867,320
Global Equity, Class NAV, JHF II (JHAM) (B)(C)	1,887,088	22,512,958
Global Shareholder Yield, Class NAV, JHF III
(Epoch)	907,290	10,279,590
International Growth, Class NAV, JHF III
(Wellington)	547,401	15,628,298
International Growth Stock, Class NAV, JHF II
(Invesco)	1,180,652	15,891,571
International Small Cap, Class NAV, JHF II
(Franklin Templeton)	705,106	15,286,690
International Small Company, Class NAV, JHF II
(DFA)	1,223,763	15,309,273
International Value, Class NAV, JHF II
(Templeton)	683,263	11,212,346
International Value Equity, Class NAV, JHF III
(JHAM) (B)(C)	1,844,015	15,379,083
Mid Cap Stock, Class NAV, JHF II (Wellington)	1,152,560	30,139,446
Mid Value, Class NAV, JHF II (T. Rowe Price)	1,963,951	33,544,286
Small Cap Growth, Class NAV, JHF II
(Redwood) (D)	299,609	5,782,449
Small Cap Stock, Class NAV, JHF II
(Wellington) (E)	475,215	5,759,604
Small Cap Value, Class NAV, JHF II
(Wellington)	408,346	9,440,965
Small Company Value, Class NAV, JHF II
(T. Rowe Price)	201,540	6,302,170
Strategic Equity Allocation, Class NAV, JHF II
(JHAM) (B)(C)	24,028,666	323,425,838
Strategic Growth, Class NAV, JHF III
(JHAM) (B)(C)	847,023	17,389,381
Value Equity, Class NAV, JHIT (Barrow Hanley)	928,903	11,880,665
Fixed income - 33.6%
Asia Pacific Total Return Bond, Class NAV, JHF
II (JHAM) (B)(C)	1,328,748	12,609,820

SEE NOTES TO FINANCIAL STATEMENTS	ANNUAL REPORT | JOHN HANCOCK MULTIMANAGER LIFETIME PORTFOLIOS 35

MULTIMANAGER 2025 LIFETIME PORTFOLIO (continued)

	Shares or
	Principal
	Amount	Value
Fixed income - (continued)
Bond, Class NAV, JHSB (JHAM) (B)(C)	4,894,159	$75,467,925
Core Bond, Class NAV, JHF II (Wells Capital)	2,022,622	25,565,944
Emerging Markets Debt, Class NAV, JHF II
(JHAM) (B)(C)	3,513,061	31,090,586
Floating Rate Income, Class NAV, JHF II (Bain
Capital)	3,996,459	33,730,113
Global Bond, Class NAV, JHF II (PIMCO)	480,701	6,109,710
Global Short Duration Credit, Class NAV, JHBT
(JHAM) (B)(C)	1,283,726	11,348,134
High Yield, Class NAV, JHBT (JHAM) (B)(C)	3,170,592	10,875,131
High Yield, Class NAV, JHF II (WAMCO)	682,185	5,525,701
Real Return Bond, Class NAV, JHF II (PIMCO)	3,907,441	42,630,177
Short Duration Credit Opportunities,
Class NAV, JHF II (Stone Harbor)	3,168,102	29,716,795
Short Term Government Income, Class NAV,
JHF II (JHAM) (B)(C)	1,270,302	11,801,108
Spectrum Income, Class NAV, JHF II
(T. Rowe Price)	3,112,394	32,462,269
Strategic Income Opportunities, Class NAV, JHF
II (JHAM) (B)(C)	5,640,304	58,377,146
Total Return, Class NAV, JHF II (PIMCO)	4,297,783	57,332,431
U.S. High Yield Bond, Class NAV, JHF II (Wells
Capital)	709,578	7,947,275
Alternative and specialty - 6.4%
Absolute Return Currency, Class NAV, JHF II
(First Quadrant) (F)	1,915,002	17,598,866
Diversified Real Assets, Class NAV, JHIT
(Deutsche/JHAM/Wellington) (B)(F)(G)	3,206,346	33,410,122
Global Absolute Return Strategies, Class NAV,
JHF II (Standard Life) (F)	1,740,929	17,705,243
Health Sciences, Class NAV, JHF II
(T. Rowe Price)	1,850,013	9,435,068
Science & Technology, Class NAV, JHF II
(T. Rowe Price/Allianz)	1,439,536	8,622,822
TOTAL AFFILIATED INVESTMENT COMPANIES (Cost
$1,124,290,751)		$1,336,099,609
SHORT-TERM INVESTMENTS - 0.9%
U.S. Government - 0.9%
U.S. Treasury Bill, 1.875%, 09/13/2018 *	1,706,300	1,705,486
U.S. Treasury Bill, 1.952%, 10/25/2018 *	3,386,900	3,377,352
U.S. Treasury Bill, 2.072%, 11/29/2018 *	6,757,000	6,723,708
Money market funds - 0.0%
State Street Institutional U.S. Government
Money Market Fund, Premier Class,
1.8679% (H)	2,104	2,104
TOTAL SHORT-TERM INVESTMENTS (Cost $11,803,275)		$11,808,650
Total investments (Cost $1,136,094,026) - 100.0%		$1,347,908,259
Other assets and liabilities, net - (0.0%)		(153,582)
TOTAL NET ASSETS - 100.0%		$1,347,754,677
MULTIMANAGER 2020 LIFETIME PORTFOLIO

As of 8-31-18
	Shares or
	Principal
	Amount	Value
AFFILIATED INVESTMENT COMPANIES (A) - 99.1%
Equity - 48.5%
Blue Chip Growth, Class NAV, JHF II
(T. Rowe Price)	234,629	$10,077,330
Capital Appreciation, Class NAV, JHF II
(Jennison)	518,726	9,777,994
Capital Appreciation Value, Class NAV, JHF II
(T. Rowe Price)	3,217,190	39,474,920
Disciplined Value, Class NAV, JHF III
(Boston Partners)	510,042	11,654,456
Disciplined Value International, Class NAV,
JHIT (Boston Partners)	35,474	482,799
Emerging Markets, Class NAV, JHF II (DFA)	929,442	10,344,689
Emerging Markets Equity, Class NAV, JHIT
(JHAM) (B)(C)	917,931	10,335,904
Equity Income, Class NAV, JHF II
(T. Rowe Price)	709,975	14,888,173
Financial Industries, Class NAV, JHIT II
(JHAM) (B)(C)	434,154	9,078,165
Fundamental Global Franchise, Class NAV, JHF
II (JHAM) (B)(C)	824,783	10,812,899
Fundamental Large Cap Core, Class NAV, JHIT
(JHAM) (B)(C)	162,682	8,936,112
Global Equity, Class NAV, JHF II (JHAM) (B)(C)	1,326,453	15,824,579
Global Shareholder Yield, Class NAV, JHF III
(Epoch)	706,454	8,004,120
International Growth, Class NAV, JHF III
(Wellington)	265,796	7,588,475
International Growth Stock, Class NAV, JHF II
(Invesco)	581,071	7,821,220
International Small Cap, Class NAV, JHF II
(Franklin Templeton)	355,853	7,714,904
International Small Company, Class NAV, JHF II
(DFA)	618,151	7,733,064
International Value, Class NAV, JHF II
(Templeton)	450,918	7,399,558
International Value Equity, Class NAV, JHF III
(JHAM) (B)(C)	889,207	7,415,986
Mid Cap Stock, Class NAV, JHF II (Wellington)	651,812	17,044,885
Mid Value, Class NAV, JHF II (T. Rowe Price)	1,075,198	18,364,381
Small Cap Growth, Class NAV, JHF II
(Redwood) (D)	169,152	3,264,637
Small Cap Stock, Class NAV, JHF II
(Wellington) (E)	269,827	3,270,306
Small Cap Value, Class NAV, JHF II
(Wellington)	221,989	5,132,396
Small Company Value, Class NAV, JHF II
(T. Rowe Price)	109,561	3,425,975
Strategic Equity Allocation, Class NAV, JHF II
(JHAM) (B)(C)	13,523,558	182,027,086
Strategic Growth, Class NAV, JHF III
(JHAM) (B)(C)	476,278	9,777,994
Value Equity, Class NAV, JHIT (Barrow Hanley)	519,859	6,648,998
Fixed income - 44.0%
Asia Pacific Total Return Bond, Class NAV, JHF
II (JHAM) (B)(C)	1,190,057	11,293,643

36 JOHN HANCOCK MULTIMANAGER LIFETIME PORTFOLIOS | ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

MULTIMANAGER 2020 LIFETIME PORTFOLIO (continued)

	Shares or
	Principal
	Amount	Value
Fixed income - (continued)
Bond, Class NAV, JHSB (JHAM) (B)(C)	4,374,801	$67,459,428
Core Bond, Class NAV, JHF II (Wells Capital)	2,475,986	31,296,462
Emerging Markets Debt, Class NAV, JHF II
(JHAM) (B)(C)	2,918,179	25,825,883
Floating Rate Income, Class NAV, JHF II (Bain
Capital)	3,500,729	29,546,150
Global Bond, Class NAV, JHF II (PIMCO)	507,379	6,448,781
Global Short Duration Credit, Class NAV, JHBT
(JHAM) (B)(C)	1,121,299	9,912,281
High Yield, Class NAV, JHBT (JHAM) (B)(C)	2,750,744	9,435,052
High Yield, Class NAV, JHF II (WAMCO)	593,172	4,804,695
Real Return Bond, Class NAV, JHF II (PIMCO)	3,506,760	38,258,749
Short Duration Credit Opportunities,
Class NAV, JHF II (Stone Harbor)	2,929,094	27,474,906
Short Term Government Income, Class NAV,
JHF II (JHAM) (B)(C)	898,209	8,344,359
Spectrum Income, Class NAV, JHF II
(T. Rowe Price)	2,779,506	28,990,249
Strategic Income Opportunities, Class NAV, JHF
II (JHAM) (B)(C)	5,038,695	52,150,492
Total Return, Class NAV, JHF II (PIMCO)	4,033,999	53,813,547
U.S. High Yield Bond, Class NAV, JHF II (Wells
Capital)	615,738	6,896,265
Alternative and specialty - 6.6%
Absolute Return Currency, Class NAV, JHF II
(First Quadrant) (F)	1,760,102	16,175,336
Diversified Real Assets, Class NAV, JHIT
(Deutsche/JHAM/Wellington) (B)(F)(G)	1,961,470	20,438,522
Global Absolute Return Strategies, Class NAV,
JHF II (Standard Life) (F)	1,580,319	16,071,842
Health Sciences, Class NAV, JHF II
(T. Rowe Price)	802,264	4,091,547
Science & Technology, Class NAV, JHF II
(T. Rowe Price/Allianz)	788,318	4,722,024
TOTAL AFFILIATED INVESTMENT COMPANIES (Cost
$799,942,579)		$927,772,218
SHORT-TERM INVESTMENTS - 0.9%
U.S. Government - 0.9%
U.S. Treasury Bill, 1.875%, 09/13/2018 *	1,458,000	1,457,305
U.S. Treasury Bill, 1.952%, 10/25/2018 *	2,389,100	2,382,365
U.S. Treasury Bill, 2.072%, 11/29/2018 *	4,825,000	4,801,226
Money market funds - 0.0%
State Street Institutional U.S. Government
Money Market Fund, Premier Class,
1.8679% (H)	2,157	2,157
TOTAL SHORT-TERM INVESTMENTS (Cost $8,638,577)		$8,643,053
Total investments (Cost $808,581,156) - 100.0%		$936,415,271
Other assets and liabilities, net - (0.0%)		(116,269)
TOTAL NET ASSETS - 100.0%		$936,299,002
MULTIMANAGER 2015 LIFETIME PORTFOLIO

As of 8-31-18
	Shares or
	Principal
	Amount	Value
AFFILIATED INVESTMENT COMPANIES (A) - 99.1%
Equity - 39.6%
Blue Chip Growth, Class NAV, JHF II
(T. Rowe Price)	62,090	$2,666,752
Capital Appreciation, Class NAV, JHF II
(Jennison)	137,192	2,586,060
Capital Appreciation Value, Class NAV, JHF II
(T. Rowe Price)	1,238,134	15,191,906
Disciplined Value, Class NAV, JHF III
(Boston Partners)	143,646	3,282,302
Disciplined Value International, Class NAV,
JHIT (Boston Partners)	8,719	118,664
Emerging Markets, Class NAV, JHF II (DFA)	246,302	2,741,341
Emerging Markets Equity, Class NAV, JHIT
(JHAM) (B)(C)	240,822	2,711,661
Equity Income, Class NAV, JHF II
(T. Rowe Price)	200,235	4,198,925
Financial Industries, Class NAV, JHIT II
(JHAM) (B)(C)	65,727	1,374,344
Fundamental Global Franchise, Class NAV, JHF
II (JHAM) (B)(C)	316,908	4,154,668
Fundamental Large Cap Core, Class NAV, JHIT
(JHAM) (B)(C)	45,794	2,515,476
Global Equity, Class NAV, JHF II (JHAM) (B)(C)	506,763	6,045,680
Global Shareholder Yield, Class NAV, JHF III
(Epoch)	335,438	3,800,517
International Growth, Class NAV, JHF III
(Wellington)	85,861	2,451,329
International Growth Stock, Class NAV, JHF II
(Invesco)	173,205	2,331,341
International Small Cap, Class NAV, JHF II
(Franklin Templeton)	104,620	2,268,152
International Small Company, Class NAV, JHF II
(DFA)	181,712	2,273,217
International Value, Class NAV, JHF II
(Templeton)	142,171	2,333,030
International Value Equity, Class NAV, JHF III
(JHAM) (B)(C)	280,476	2,339,168
Mid Cap Stock, Class NAV, JHF II (Wellington)	195,430	5,110,484
Mid Value, Class NAV, JHF II (T. Rowe Price)	330,665	5,647,757
Small Cap Growth, Class NAV, JHF II
(Redwood) (D)	46,077	889,289
Small Cap Stock, Class NAV, JHF II
(Wellington) (E)	73,427	889,932
Small Cap Value, Class NAV, JHF II
(Wellington)	65,330	1,510,427
Small Company Value, Class NAV, JHF II
(T. Rowe Price)	32,282	1,009,451
Strategic Equity Allocation, Class NAV, JHF II
(JHAM) (B)(C)	4,428,504	59,607,668
Strategic Growth, Class NAV, JHF III
(JHAM) (B)(C)	125,842	2,583,533
Value Equity, Class NAV, JHIT (Barrow Hanley)	146,265	1,870,734
Fixed income - 53.3%
Asia Pacific Total Return Bond, Class NAV, JHF
II (JHAM) (B)(C)	629,077	5,969,941

SEE NOTES TO FINANCIAL STATEMENTS	ANNUAL REPORT | JOHN HANCOCK MULTIMANAGER LIFETIME PORTFOLIOS 37

MULTIMANAGER 2015 LIFETIME PORTFOLIO (continued)

	Shares or
	Principal
	Amount	Value
Fixed income - (continued)
Bond, Class NAV, JHSB (JHAM) (B)(C)	1,935,378	$29,843,533
Core Bond, Class NAV, JHF II (Wells Capital)	1,866,901	23,597,626
Emerging Markets Debt, Class NAV, JHF II
(JHAM) (B)(C)	1,321,588	11,696,050
Floating Rate Income, Class NAV, JHF II (Bain
Capital)	1,661,916	14,026,574
Global Bond, Class NAV, JHF II (PIMCO)	338,486	4,302,163
Global Short Duration Credit, Class NAV, JHBT
(JHAM) (B)(C)	498,515	4,406,871
High Yield, Class NAV, JHBT (JHAM) (B)(C)	1,189,396	4,079,629
High Yield, Class NAV, JHF II (WAMCO)	255,934	2,073,067
Real Return Bond, Class NAV, JHF II (PIMCO)	1,592,605	17,375,321
Short Duration Credit Opportunities,
Class NAV, JHF II (Stone Harbor)	1,252,779	11,751,064
Short Term Government Income, Class NAV,
JHF II (JHAM) (B)(C)	146,730	1,363,126
Spectrum Income, Class NAV, JHF II
(T. Rowe Price)	1,176,967	12,275,762
Strategic Income Opportunities, Class NAV, JHF
II (JHAM) (B)(C)	2,134,894	22,096,154
Total Return, Class NAV, JHF II (PIMCO)	2,011,633	26,835,183
U.S. High Yield Bond, Class NAV, JHF II (Wells
Capital)	266,150	2,980,875
Alternative and specialty - 6.2%
Absolute Return Currency, Class NAV, JHF II
(First Quadrant) (F)	739,282	6,794,000
Diversified Real Assets, Class NAV, JHIT
(Deutsche/JHAM/Wellington) (B)(F)(G)	674,793	7,031,341
Global Absolute Return Strategies, Class NAV,
JHF II (Standard Life) (F)	664,989	6,762,944
Health Sciences, Class NAV, JHF II
(T. Rowe Price)	175,201	893,526
Science & Technology, Class NAV, JHF II
(T. Rowe Price/Allianz)	177,376	1,062,485
TOTAL AFFILIATED INVESTMENT COMPANIES (Cost
$317,960,831)		$361,721,043
SHORT-TERM INVESTMENTS - 0.9%
U.S. Government - 0.9%
U.S. Treasury Bill, 1.875%, 09/13/2018 *	619,700	619,404
U.S. Treasury Bill, 1.952%, 10/25/2018 *	938,700	936,054
U.S. Treasury Bill, 2.072%, 11/29/2018 *	1,938,000	1,928,452
Money market funds - 0.0%
State Street Institutional U.S. Government
Money Market Fund, Premier Class,
1.8679% (H)	2,770	2,770
TOTAL SHORT-TERM INVESTMENTS (Cost $3,484,754)		$3,486,680
Total investments (Cost $321,445,585) - 100.0%		$365,207,723
Other assets and liabilities, net - (0.0%)		(71,172)
TOTAL NET ASSETS - 100.0%		$365,136,551
MULTIMANAGER 2010 LIFETIME PORTFOLIO

As of 8-31-18
	Shares or
	Principal
	Amount	Value
AFFILIATED INVESTMENT COMPANIES (A) - 99.1%
Equity - 33.6%
Blue Chip Growth, Class NAV, JHF II
(T. Rowe Price)	30,826	$1,323,984
Capital Appreciation, Class NAV, JHF II
(Jennison)	66,857	1,260,261
Capital Appreciation Value, Class NAV, JHF II
(T. Rowe Price)	693,302	8,506,816
Disciplined Value, Class NAV, JHF III
(Boston Partners)	66,225	1,513,245
Disciplined Value International, Class NAV,
JHIT (Boston Partners)	3,817	51,949
Emerging Markets, Class NAV, JHF II (DFA)	102,793	1,144,091
Emerging Markets Equity, Class NAV, JHIT
(JHAM) (B)(C)	102,148	1,150,184
Equity Income, Class NAV, JHF II
(T. Rowe Price)	92,517	1,940,071
Fundamental Global Franchise, Class NAV, JHF
II (JHAM) (B)(C)	188,097	2,465,952
Fundamental Large Cap Core, Class NAV, JHIT
(JHAM) (B)(C)	23,082	1,267,883
Global Equity, Class NAV, JHF II (JHAM) (B)(C)	294,147	3,509,170
Global Shareholder Yield, Class NAV, JHF III
(Epoch)	230,666	2,613,448
International Growth, Class NAV, JHF III
(Wellington)	37,819	1,079,739
International Growth Stock, Class NAV, JHF II
(Invesco)	90,785	1,221,965
International Small Cap, Class NAV, JHF II
(Franklin Templeton)	47,075	1,020,593
International Small Company, Class NAV, JHF II
(DFA)	81,704	1,022,121
International Value, Class NAV, JHF II
(Templeton)	71,340	1,170,691
International Value Equity, Class NAV, JHF III
(JHAM) (B)(C)	130,010	1,084,286
Mid Cap Stock, Class NAV, JHF II (Wellington)	90,984	2,379,239
Mid Value, Class NAV, JHF II (T. Rowe Price)	150,718	2,574,259
Small Cap Stock, Class NAV, JHF II
(Wellington) (E)	60,999	739,313
Small Cap Value, Class NAV, JHF II
(Wellington)	45,165	1,044,214
Strategic Equity Allocation, Class NAV, JHF II
(JHAM) (B)(C)	2,176,676	29,298,058
Strategic Growth, Class NAV, JHF III
(JHAM) (B)(C)	61,386	1,260,261
Value Equity, Class NAV, JHIT (Barrow Hanley)	67,152	858,875
Fixed income - 59.5%
Asia Pacific Total Return Bond, Class NAV, JHF
II (JHAM) (B)(C)	420,352	3,989,142
Bond, Class NAV, JHSB (JHAM) (B)(C)	1,237,786	19,086,667
Core Bond, Class NAV, JHF II (Wells Capital)	1,402,682	17,729,900
Emerging Markets Debt, Class NAV, JHF II
(JHAM) (B)(C)	841,424	7,446,599
Floating Rate Income, Class NAV, JHF II (Bain
Capital)	1,009,390	8,519,254

38 JOHN HANCOCK MULTIMANAGER LIFETIME PORTFOLIOS | ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

MULTIMANAGER 2010 LIFETIME PORTFOLIO (continued)

	Shares or
	Principal
	Amount	Value
Fixed income - (continued)
Global Bond, Class NAV, JHF II (PIMCO)	245,639	$3,122,067
Global Short Duration Credit, Class NAV, JHBT
(JHAM) (B)(C)	300,831	2,659,341
High Yield, Class NAV, JHBT (JHAM) (B)(C)	802,858	2,753,802
High Yield, Class NAV, JHF II (WAMCO)	172,352	1,396,048
Real Return Bond, Class NAV, JHF II (PIMCO)	1,030,022	11,237,542
Short Duration Credit Opportunities,
Class NAV, JHF II (Stone Harbor)	737,178	6,914,727
Short Term Government Income, Class NAV,
JHF II (JHAM) (B)(C)	146,642	1,362,303
Spectrum Income, Class NAV, JHF II
(T. Rowe Price)	699,669	7,297,544
Strategic Income Opportunities, Class NAV, JHF
II (JHAM) (B)(C)	1,270,750	13,152,266
Total Return, Class NAV, JHF II (PIMCO)	1,329,023	17,729,163
U.S. High Yield Bond, Class NAV, JHF II (Wells
Capital)	179,715	2,012,803
Alternative and specialty - 6.0%
Absolute Return Currency, Class NAV, JHF II
(First Quadrant) (F)	492,833	4,529,134
Diversified Real Assets, Class NAV, JHIT
(Deutsche/JHAM/Wellington) (B)(F)(G)	363,214	3,784,694
Global Absolute Return Strategies, Class NAV,
JHF II (Standard Life) (F)	442,866	4,503,944
TOTAL AFFILIATED INVESTMENT COMPANIES (Cost
$189,629,248)		$210,727,608
SHORT-TERM INVESTMENTS - 0.9%
U.S. Government - 0.9%
U.S. Treasury Bill, 1.875%, 09/13/2018 *	410,900	410,704
U.S. Treasury Bill, 1.952%, 10/25/2018 *	539,500	537,979
U.S. Treasury Bill, 2.072%, 11/29/2018 *	1,093,000	1,087,614
Money market funds - 0.0%
State Street Institutional U.S. Government
Money Market Fund, Premier Class,
1.8679% (H)	3,693	3,693
TOTAL SHORT-TERM INVESTMENTS (Cost $2,038,772)		$2,039,990
Total investments (Cost $191,668,020) - 100.0%		$212,767,598
Other assets and liabilities, net - (0.0%)		(59,063)
TOTAL NET ASSETS - 100.0%		$212,708,535

Percentages are based upon net assets.

Security Abbreviations and Legend

JHBT	John Hancock Bond Trust
JHF II	John Hancock Funds II
JHF III	John Hancock Funds III
JHIT	John Hancock Investment Trust
JHIT II	John Hancock Investment Trust II
JHSB	John Hancock Sovereign Bond Fund
(A)	The underlying funds’ subadvisor is shown parenthetically.
(B)	The subadvisor is an affiliate of the advisor.
(C)	Manulife Asset Management (US) LLC is doing business as John Hancock Asset Management.
(D)	Formerly known as Small Company Growth Fund.
MULTIMANAGER 2010 LIFETIME PORTFOLIO (continued)

(E)	Formerly known as Small Cap Growth Fund.
(F)	Non-income producing.
(G)	Manulife Asset Management (North America) Limited is doing business as John Hancock Asset Management.
(H)	The rate shown is the annualized seven-day yield as of 8-31-18.
*	Yield represents either the annualized yield at the date of purchase, the stated coupon rate or, for floating rate securities, the rate at period end.

SEE NOTES TO FINANCIAL STATEMENTS	ANNUAL REPORT | JOHN HANCOCK MULTIMANAGER LIFETIME PORTFOLIOS 39

Financial statements

STATEMENTS OF ASSETS AND LIABILITIES 8-31-18

	Multimanager	Multimanager	Multimanager	Multimanager
	2060 Lifetime	2055 Lifetime	2050 Lifetime	2045 Lifetime
	Portfolio	Portfolio	Portfolio	Portfolio
Assets
Unaffiliated investments, at value	$221,553	$520,004	$1,100,368	$2,155,560
Affiliated investments, at value	54,661,042	185,778,416	405,494,139	797,131,312
Total investments, at value	54,882,595	186,298,420	406,594,507	799,286,872
Dividends and interest receivable	5,802	20,047	44,551	89,442
Receivable for fund shares sold	328,350	249,877	46,906	38,589
Receivable for investments sold	—	—	215,557	509,001
Receivable due from advisor	1,543	4,628	6,668	4,247
Other assets	51,620	51,243	48,347	45,062
Total assets	55,269,910	186,624,215	406,956,536	799,973,213
Liabilities
Payable for investments purchased	334,969	272,892	43,261	84,773
Payable for fund shares repurchased	169	149	271,051	560,124
Payable to affiliates
Accounting and legal services fees	2,440	8,853	19,798	39,268
Transfer agent fees	156	1,091	5,077	10,255
Distribution and service fees	8	105	672	1,161
Trustees’ fees	143	192	286	455
Other liabilities and accrued expenses	80,014	82,588	79,608	85,074
Total liabilities	417,899	365,870	419,753	781,110
Net assets	$54,852,011	$186,258,345	$406,536,783	$799,192,103
Net assets consist of
Paid-in capital	$50,490,561	$161,552,358	$333,370,776	$562,440,023
Undistributed net investment income (loss)	99,011	344,184	683,422	1,386,015
Accumulated net realized gain (loss) on investments	2,384,078	10,139,150	23,634,575	51,176,095
Net unrealized appreciation (depreciation) on investments	1,878,361	14,222,653	48,848,010	184,189,970
Net assets	$54,852,011	$186,258,345	$406,536,783	$799,192,103
Unaffiliated investments, at cost	$221,521	$519,871	$1,100,079	$2,155,014
Affiliated investments, at cost	$52,782,713	$171,555,896	$356,646,418	$612,941,888
Net asset value per share
The portfolios have an unlimited number of shares authorized with no par value. Net asset value is calculated by dividing the net assets of each class of shares by the number of outstanding shares in the class.
Class A1
Net assets	$1,496,896	$11,327,693	$53,483,708	$108,684,516
Shares outstanding	115,972	929,312	4,024,023	8,766,578
Net asset value, offering price and redemption price per share	$12.91	$12.19	$13.29	$12.40
Class I
Net assets	$50,538	$54,485	$60,539	$81,382
Shares outstanding	3,904	4,457	4,544	6,521
Net asset value, offering price and redemption price per share	$12.95	$12.22	$13.32	$12.48
Class R1
Net assets	$50,572	$49,908	$1,380,315	$2,033,239
Shares outstanding	3,919	4,096	104,151	164,654
Net asset value, offering price and redemption price per share	$12.90	$12.18	$13.25	$12.35
Class R2
Net assets	$72,804	$435,766	$996,113	$2,404,447
Shares outstanding	5,636	35,747	74,972	193,427
Net asset value, offering price and redemption price per share	$12.92	$12.19	$13.29	$12.43
Class R3
Net assets	$50,572	$212,307	$1,183,652	$1,217,488
Shares outstanding	3,919	17,444	89,229	98,496
Net asset value, offering price and redemption price per share	$12.90	$12.17	$13.27	$12.36
Class R4
Net assets	$55,648	$50,649	$665,443	$262,958
Shares outstanding	4,303	4,146	50,018	21,156
Net asset value, offering price and redemption price per share	$12.93	$12.22	$13.30	$12.43
Class R5
Net assets	$117,704	$222,565	$277,273	$2,728,544
Shares outstanding	9,094	18,194	20,789	218,271
Net asset value, offering price and redemption price per share	$12.94	$12.23	$13.34	$12.50
Class R6
Net assets	$1,402,393	$3,277,362	$8,507,563	$12,630,937
Shares outstanding	108,256	267,874	637,761	1,012,023
Net asset value, offering price and redemption price per share	$12.95	$12.23	$13.34	$12.48

40 JOHN HANCOCK MULTIMANAGER LIFETIME PORTFOLIOS | ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

STATEMENTS OF ASSETS AND LIABILITIES 8-31-18
Continued

	Multimanager	Multimanager	Multimanager	Multimanager
	2060 Lifetime	2055 Lifetime	2050 Lifetime	2045 Lifetime
	Portfolio	Portfolio	Portfolio	Portfolio
Class 1
Net assets	$51,554,884	$170,627,610	$339,982,177	$669,148,592
Shares outstanding	3,982,693	13,953,267	25,519,554	53,585,739
Net asset value, offering price and redemption price per share	$12.94	$12.23	$13.32	$12.49
Maximum offering price per share
Class A (net asset value per share ÷ 95%)[2]	$13.59	$12.83	$13.99	$13.05

[1]	Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.
[2]	On single retail sales of less than $50,000. On sales of $50,000 or more and on group sales the offering price is reduced.

SEE NOTES TO FINANCIAL STATEMENTS	ANNUAL REPORT | JOHN HANCOCK MULTIMANAGER LIFETIME PORTFOLIOS 41

STATEMENTS OF ASSETS AND LIABILITIES 8-31-18
Continued

	Multimanager	Multimanager	Multimanager	Multimanager
	2040 Lifetime	2035 Lifetime	2030 Lifetime	2025 Lifetime
	Portfolio	Portfolio	Portfolio	Portfolio
Assets
Unaffiliated investments, at value	$2,385,120	$3,288,100	$10,919,566	$11,808,650
Affiliated investments, at value	869,759,455	1,094,718,357	1,288,991,945	1,336,099,609
Total investments, at value	872,144,575	1,098,006,457	1,299,911,511	1,347,908,259
Dividends and interest receivable	119,750	300,682	605,003	963,697
Receivable for fund shares sold	1,072,817	51,547	43,856	126,260
Receivable for investments sold	26	1,830,805	652,270	470,431
Receivable due from advisor	5	6	7	8
Other assets	45,007	51,293	56,386	62,301
Total assets	873,382,180	1,100,240,790	1,301,269,033	1,349,530,956
Liabilities
Payable for investments purchased	1,155,054	298,134	607,512	974,034
Payable for fund shares repurchased	45,776	1,898,129	714,892	630,723
Payable to affiliates
Accounting and legal services fees	42,828	54,143	63,965	66,252
Transfer agent fees	11,933	14,362	17,558	16,610
Distribution and service fees	971	1,895	1,657	1,747
Trustees’ fees	481	570	654	681
Other liabilities and accrued expenses	84,957	85,521	86,142	86,232
Total liabilities	1,342,000	2,352,754	1,492,380	1,776,279
Net assets	$872,040,180	$1,097,888,036	$1,299,776,653	$1,347,754,677
Net assets consist of
Paid-in capital	$621,925,599	$801,152,422	$981,235,946	$1,058,197,001
Undistributed net investment income (loss)	1,781,534	3,567,203	6,732,700	9,965,507
Accumulated net realized gain (loss) on investments	55,742,139	63,818,061	69,219,526	67,777,936
Net unrealized appreciation (depreciation) on investments	192,590,908	229,350,350	242,588,481	211,814,233
Net assets	$872,040,180	$1,097,888,036	$1,299,776,653	$1,347,754,677
Unaffiliated investments, at cost	$2,384,446	$3,286,620	$10,915,519	$11,803,275
Affiliated investments, at cost	$677,169,221	$865,369,487	$1,046,407,511	$1,124,290,751
Net asset value per share
The portfolios have an unlimited number of shares authorized with no par value. Net asset value is calculated by dividing the net assets of each class of shares by the number of outstanding shares in the class.
Class A1
Net assets	$127,662,418	$152,404,108	$185,975,487	$176,446,397
Shares outstanding	10,164,067	12,314,851	15,672,137	15,398,066
Net asset value, offering price and redemption price per share	$12.56	$12.38	$11.87	$11.46
Class I
Net assets	$122,301	$346,939	$754,896	$80,697
Shares outstanding	9,674	27,837	63,703	7,061
Net asset value, offering price and redemption price per share	$12.64	$12.46	$11.85	$11.43
Class R1
Net assets	$2,497,385	$6,470,453	$4,372,415	$4,530,119
Shares outstanding	199,648	524,865	370,906	397,974
Net asset value, offering price and redemption price per share	$12.51	$12.33	$11.79	$11.38
Class R2
Net assets	$651,372	$2,063,817	$2,347,365	$2,722,510
Shares outstanding	51,759	166,182	199,100	239,074
Net asset value, offering price and redemption price per share	$12.58	$12.42	$11.79	$11.39
Class R3
Net assets	$2,600,425	$2,068,847	$1,627,889	$2,673,945
Shares outstanding	208,048	167,537	137,942	234,765
Net asset value, offering price and redemption price per share	$12.50	$12.35	$11.80	$11.39
Class R4
Net assets	$252,447	$627,270	$509,068	$758,903
Shares outstanding	20,082	50,432	43,059	66,362
Net asset value, offering price and redemption price per share	$12.57	$12.44	$11.82	$11.44
Class R5
Net assets	$829,719	$1,007,586	$1,902,293	$1,635,258
Shares outstanding	65,602	80,848	160,589	143,082
Net asset value, offering price and redemption price per share	$12.65	$12.46	$11.85	$11.43
Class R6
Net assets	$14,475,995	$17,411,898	$21,190,690	$22,697,534
Shares outstanding	1,146,365	1,397,671	1,788,951	1,986,741
Net asset value, offering price and redemption price per share	$12.63	$12.46	$11.85	$11.42

42 JOHN HANCOCK MULTIMANAGER LIFETIME PORTFOLIOS | ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

STATEMENTS OF ASSETS AND LIABILITIES 8-31-18
Continued

	Multimanager	Multimanager	Multimanager	Multimanager
	2040 Lifetime	2035 Lifetime	2030 Lifetime	2025 Lifetime
	Portfolio	Portfolio	Portfolio	Portfolio
Class 1
Net assets	$722,948,118	$915,487,118	$1,081,096,550	$1,136,209,314
Shares outstanding	57,211,012	73,443,469	91,223,342	99,394,175
Net asset value, offering price and redemption price per share	$12.64	$12.47	$11.85	$11.43
Maximum offering price per share
Class A (net asset value per share ÷ 95%)[2]	$13.22	$13.03	$12.49	$12.06

[1]	Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.
[2]	On single retail sales of less than $50,000. On sales of $50,000 or more and on group sales the offering price is reduced.

SEE NOTES TO FINANCIAL STATEMENTS	ANNUAL REPORT | JOHN HANCOCK MULTIMANAGER LIFETIME PORTFOLIOS 43

STATEMENTS OF ASSETS AND LIABILITIES 8-31-18
Continued

	Multimanager	Multimanager	Multimanager
	2020 Lifetime	2015 Lifetime	2010 Lifetime
	Portfolio	Portfolio	Portfolio
Assets
Unaffiliated investments, at value	$8,643,053	$3,486,680	$2,039,990
Affiliated investments, at value	927,772,218	361,721,043	210,727,608
Total investments, at value	936,415,271	365,207,723	212,767,598
Dividends and interest receivable	854,963	376,877	230,721
Receivable for fund shares sold	15,479	245,349	2,257
Receivable for investments sold	1,222,315	25	154,400
Receivable due from advisor	6	5,342	4,464
Other assets	58,927	47,588	42,743
Total assets	938,566,961	365,882,904	213,202,183
Liabilities
Payable for investments purchased	865,763	541,519	234,226
Payable for fund shares repurchased	1,251,449	92,005	160,708
Payable to affiliates
Accounting and legal services fees	46,846	18,550	10,631
Transfer agent fees	16,323	9,312	4,407
Distribution and service fees	1,572	682	183
Trustees’ fees	530	292	219
Other liabilities and accrued expenses	85,476	83,993	83,274
Total liabilities	2,267,959	746,353	493,648
Net assets	$936,299,002	$365,136,551	$212,708,535
Net assets consist of
Paid-in capital	$760,366,843	$303,546,128	$183,705,636
Undistributed net investment income (loss)	8,818,667	4,004,426	2,525,750
Accumulated net realized gain (loss) on investments	39,279,377	13,823,859	5,377,571
Net unrealized appreciation (depreciation) on investments	127,834,115	43,762,138	21,099,578
Net assets	$936,299,002	$365,136,551	$212,708,535
Unaffiliated investments, at cost	$8,638,577	$3,484,754	$2,038,772
Affiliated investments, at cost	$799,942,579	$317,960,831	$189,629,248
Net asset value per share
The portfolios have an unlimited number of shares authorized with no par value. Net asset value is calculated by dividing the net assets of each class of shares by the number of outstanding shares in the class.
Class A1
Net assets	$171,973,433	$98,846,529	$46,288,449
Shares outstanding	16,135,818	10,141,685	5,005,639
Net asset value, offering price and redemption price per share	$10.66	$9.75	$9.25
Class I
Net assets	$705,234	$609,805	$157,990
Shares outstanding	66,078	62,504	17,076
Net asset value, offering price and redemption price per share	$10.67	$9.76	$9.25
Class R1
Net assets	$4,465,028	$1,486,811	$527,920
Shares outstanding	421,058	153,255	57,353
Net asset value, offering price and redemption price per share	$10.60	$9.70	$9.20
Class R2
Net assets	$1,440,389	$47,042	$452,181
Shares outstanding	135,747	4,854	48,968
Net asset value, offering price and redemption price per share	$10.61	$9.69	$9.23
Class R3
Net assets	$1,565,509	$2,556,148	$151,429
Shares outstanding	147,487	263,325	16,445
Net asset value, offering price and redemption price per share	$10.61	$9.71	$9.21
Class R4
Net assets	$210,991	$65,475	$72,767
Shares outstanding	19,868	6,736	7,873
Net asset value, offering price and redemption price per share	$10.62	$9.72	$9.24
Class R5
Net assets	$5,383,762	$1,206,363	$43,082
Shares outstanding	505,086	123,706	4,655
Net asset value, offering price and redemption price per share	$10.66	$9.75	$9.25
Class R6
Net assets	$16,997,153	$7,076,124	$3,753,992
Shares outstanding	1,596,381	725,273	405,229
Net asset value, offering price and redemption price per share	$10.65	$9.76	$9.26

44 JOHN HANCOCK MULTIMANAGER LIFETIME PORTFOLIOS | ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

STATEMENTS OF ASSETS AND LIABILITIES 8-31-18
Continued

	Multimanager	Multimanager	Multimanager
	2020 Lifetime	2015 Lifetime	2010 Lifetime
	Portfolio	Portfolio	Portfolio
Class 1
Net assets	$733,557,503	$253,242,254	$161,260,725
Shares outstanding	68,826,548	25,969,893	17,415,294
Net asset value, offering price and redemption price per share	$10.66	$9.75	$9.26
Maximum offering price per share
Class A (net asset value per share ÷ 95%)[2]	$11.22	$10.26	$9.74

[1]	Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.
[2]	On single retail sales of less than $50,000. On sales of $50,000 or more and on group sales the offering price is reduced.

SEE NOTES TO FINANCIAL STATEMENTS	ANNUAL REPORT | JOHN HANCOCK MULTIMANAGER LIFETIME PORTFOLIOS 45

STATEMENTS OF OPERATIONS For the year ended 8-31-18

	Multimanager	Multimanager	Multimanager	Multimanager
	2060 Lifetime	2055 Lifetime	2050 Lifetime	2045 Lifetime
	Portfolio	Portfolio	Portfolio	Portfolio
Investment income
Interest	$1,098	$1,458	$2,943	$5,748
Income distributions received from affiliated investments	485,432	2,369,476	5,750,659	11,895,110
Other income received from advisor	77,312	317,417	721,586	1,523,876
Total investment income	563,842	2,688,351	6,475,188	13,424,734
Expenses
Investment management fees	40,843	171,082	402,049	817,065
Distribution and service fees	22,896	110,154	341,546	697,272
Accounting and legal services fees	5,648	24,384	57,475	117,163
Transfer agent fees	1,460	11,128	56,153	119,004
Trustees’ fees	798	2,783	6,184	12,236
Custodian fees	35,831	41,515	41,515	41,515
State registration fees	108,581	111,311	113,346	116,766
Printing and postage	15,293	17,731	22,570	28,551
Professional fees	46,456	50,108	51,146	69,819
Other	12,144	13,068	14,869	18,684
Total expenses	289,950	553,264	1,106,853	2,038,075
Less expense reductions	(265,777)	(432,280)	(710,604)	(1,223,616)
Net expenses	24,173	120,984	396,249	814,459
Net investment income	539,669	2,567,367	6,078,939	12,610,275
Realized and unrealized gain (loss)
Net realized gain (loss) on
Affiliated investments	330,812	485,578	1,672,010	8,096,612
Capital gain distributions received from affiliated investments	2,671,000	13,375,178	32,636,013	67,757,370
	3,001,812	13,860,756	34,308,023	75,853,982
Change in net unrealized appreciation (depreciation) of
Unaffiliated investments	32	133	289	546
Affiliated investments	208,938	886,886	1,159,748	(2,647,253)
	208,970	887,019	1,160,037	(2,646,707)
Net realized and unrealized gain	3,210,782	14,747,775	35,468,060	73,207,275
Increase (decrease) in net assets from operations	$3,750,451	$17,315,142	$41,546,999	$85,817,550

46 JOHN HANCOCK MULTIMANAGER LIFETIME PORTFOLIOS | ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

STATEMENTS OF OPERATIONS For the year ended 8-31-18
Continued

	Multimanager	Multimanager	Multimanager	Multimanager
	2040 Lifetime	2035 Lifetime	2030 Lifetime	2025 Lifetime
	Portfolio	Portfolio	Portfolio	Portfolio
Investment income
Interest	$6,583	$11,567	$48,942	$56,562
Income distributions received from affiliated investments	13,058,331	17,836,620	23,667,052	27,979,241
Other income received from advisor	1,676,117	2,068,127	2,626,191	2,604,756
Total investment income	14,741,031	19,916,314	26,342,185	30,640,559
Expenses
Investment management fees	901,177	1,152,089	1,433,732	1,562,051
Distribution and service fees	770,598	963,459	1,145,266	1,156,530
Accounting and legal services fees	127,276	160,070	190,176	198,325
Transfer agent fees	133,976	158,637	196,709	188,412
Trustees’ fees	13,252	16,614	19,753	20,495
Custodian fees	41,515	41,515	41,515	41,515
State registration fees	112,747	120,071	117,930	117,901
Printing and postage	28,999	30,977	33,518	33,979
Professional fees	65,543	70,417	74,956	76,275
Other	19,237	21,270	23,001	23,377
Total expenses	2,214,320	2,735,119	3,276,556	3,418,860
Less expense reductions	(1,311,583)	(1,615,572)	(1,937,621)	(2,077,275)
Net expenses	902,737	1,119,547	1,338,935	1,341,585
Net investment income	13,838,294	18,796,767	25,003,250	29,298,974
Realized and unrealized gain (loss)
Net realized gain (loss) on
Affiliated investments	8,863,402	12,580,332	18,637,314	23,969,803
Capital gain distributions received from affiliated investments	71,585,842	83,098,995	87,938,214	79,738,516
	80,449,244	95,679,327	106,575,528	103,708,319
Change in net unrealized appreciation (depreciation) of
Unaffiliated investments	674	1,480	4,047	5,375
Affiliated investments	(3,013,632)	(7,703,288)	(19,495,405)	(32,186,953)
	(3,012,958)	(7,701,808)	(19,491,358)	(32,181,578)
Net realized and unrealized gain	77,436,286	87,977,519	87,084,170	71,526,741
Increase (decrease) in net assets from operations	$91,274,580	$106,774,286	$112,087,420	$100,825,715

SEE NOTES TO FINANCIAL STATEMENTS	ANNUAL REPORT | JOHN HANCOCK MULTIMANAGER LIFETIME PORTFOLIOS 47

STATEMENTS OF OPERATIONS For the year ended 8-31-18
Continued

	Multimanager	Multimanager	Multimanager
	2020 Lifetime	2015 Lifetime	2010 Lifetime
	Portfolio	Portfolio	Portfolio
Investment income
Interest	$43,504	$18,084	$10,937
Income distributions received from affiliated investments	22,204,560	9,698,943	5,790,361
Other income received from advisor	1,904,085	852,854	532,136
Total investment income	24,152,149	10,569,881	6,333,434
Expenses
Investment management fees	1,146,111	462,154	266,646
Distribution and service fees	931,590	464,626	238,851
Accounting and legal services fees	142,662	58,147	33,431
Transfer agent fees	179,236	105,691	52,448
Trustees’ fees	14,821	6,091	3,644
Custodian fees	41,515	41,515	41,515
State registration fees	118,032	113,199	109,599
Printing and postage	29,292	22,828	19,493
Professional fees	68,073	55,430	51,667
Other	20,223	14,892	13,545
Total expenses	2,691,555	1,344,573	830,839
Less expense reductions	(1,583,652)	(775,349)	(540,234)
Net expenses	1,107,903	569,224	290,605
Net investment income	23,044,246	10,000,657	6,042,829
Realized and unrealized gain (loss)
Net realized gain (loss) on
Affiliated investments	15,450,550	8,689,189	4,709,499
Capital gain distributions received from affiliated investments	48,165,004	15,981,300	7,310,404
	63,615,554	24,670,489	12,019,903
Change in net unrealized appreciation (depreciation) of
Unaffiliated investments	4,476	1,926	1,218
Affiliated investments	(27,801,777)	(15,890,226)	(9,162,615)
	(27,797,301)	(15,888,300)	(9,161,397)
Net realized and unrealized gain	35,818,253	8,782,189	2,858,506
Increase (decrease) in net assets from operations	$58,862,499	$18,782,846	$8,901,335
48 JOHN HANCOCK MULTIMANAGER LIFETIME PORTFOLIOS | ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

STATEMENTS OF CHANGES IN NET ASSETS

	Multimanager 2060 Lifetime		Multimanager 2055 Lifetime		Multimanager 2050 Lifetime
	Portfolio		Portfolio		Portfolio
	Year ended	Year ended	Year ended	Year ended	Year ended	Year ended
	8-31-18	8-31-17	8-31-18	8-31-17	8-31-18	8-31-17
Increase (decrease) in net assets
From operations
Net investment income (loss)	$539,669	$128,136	$2,567,367	$1,941,907	$6,078,939	$5,612,142
Net realized gain (loss)	3,001,812	347,140	13,860,756	3,846,850	34,308,023	11,956,260
Change in net unrealized appreciation (depreciation)	208,970	1,592,052	887,019	12,762,160	1,160,037	34,423,840
Increase (decrease) in net assets resulting from
operations	3,750,451	2,067,328	17,315,142	18,550,917	41,546,999	51,992,242
Distributions to shareholders
From net investment income
Class A	(11,477)	(1,587)	(122,181)	(40,482)	(636,307)	(388,991)
Class I	(724)	(1,454)	(804)	(1,603)	(1,050)	(1,621)
Class R1	(540)	(1,131)	(590)	(1,263)	(11,536)	(7,909)
Class R2	(795)	(1,332)	(1,765)	(1,824)	(10,797)	(6,238)
Class R3	(540)	(1,131)	(1,829)	(1,511)	(11,886)	(7,829)
Class R4	(785)	(1,423)	(762)	(1,630)	(8,669)	(7,756)
Class R5	(1,707)	(1,662)	(3,299)	(2,083)	(2,180)	(3,043)
Class R6	(7,216)	(1,548)	(15,741)	(7,390)	(80,943)	(46,206)
Class 1	(456,897)	(78,619)	(2,345,291)	(1,788,314)	(5,293,424)	(5,094,484)
From net realized gain
Class A	(29,238)	(98)	(394,330)	(94,820)	(2,327,946)	(1,272,848)
Class I	(1,489)	(74)	(2,122)	(3,032)	(3,162)	(4,328)
Class R1	(1,495)	(74)	(2,059)	(3,187)	(55,879)	(32,794)
Class R2	(1,818)	(74)	(5,338)	(3,958)	(41,901)	(21,486)
Class R3	(1,495)	(74)	(6,587)	(3,882)	(52,578)	(28,648)
Class R4	(1,657)	(74)	(2,083)	(3,187)	(28,293)	(22,236)
Class R5	(3,311)	(80)	(8,324)	(3,720)	(6,270)	(7,673)
Class R6	(13,853)	(74)	(39,187)	(13,037)	(228,912)	(115,175)
Class 1	(904,172)	(3,854)	(6,009,367)	(3,250,172)	(15,413,114)	(13,068,589)
Total distributions	(1,439,209)	(94,363)	(8,961,659)	(5,225,095)	(24,214,847)	(20,137,854)
Portfolio share transactions
From portfolio share transactions	27,035,768	20,876,569	33,690,526	25,934,268	20,494,739	1,166,434
Total portfolio share transactions	27,035,768	20,876,569	33,690,526	25,934,268	20,494,739	1,166,434
Total increase (decrease)	29,347,010	22,849,534	42,044,009	39,260,090	37,826,891	33,020,822
Net assets
Beginning of year	25,505,001	2,655,467	144,214,336	104,954,246	368,709,892	335,689,070
End of year	$54,852,011	$25,505,001	$186,258,345	$144,214,336	$406,536,783	$368,709,892
Undistributed net investment income (loss)	$99,011	$40,020	$344,184	$269,068	$683,422	$660,638

SEE NOTES TO FINANCIAL STATEMENTS	ANNUAL REPORT | JOHN HANCOCK MULTIMANAGER LIFETIME PORTFOLIOS 49

STATEMENTS OF CHANGES IN NET ASSETS 8-31-18
Continued

	Multimanager 2045 Lifetime		Multimanager 2040 Lifetime		Multimanager 2035 Lifetime
	Portfolio		Portfolio		Portfolio
	Year ended	Year ended	Year ended	Year ended	Year ended	Year ended
	8-31-18	8-31-17	8-31-18	8-31-17	8-31-18	8-31-17
Increase (decrease) in net assets
From operations
Net investment income (loss)	$12,610,275	$12,579,523	$13,838,294	$13,441,426	$18,796,767	$18,468,970
Net realized gain (loss)	75,853,982	45,937,066	80,449,244	46,906,444	95,679,327	63,467,520
Change in net unrealized appreciation (depreciation)	(2,646,707)	55,585,522	(3,012,958)	61,946,820	(7,701,808)	66,479,839
Increase (decrease) in net assets resulting from
operations	85,817,550	114,102,111	91,274,580	122,294,690	106,774,286	148,416,329
Distributions to shareholders
From net investment income
Class A	(1,415,154)	(1,087,042)	(1,562,194)	(1,160,224)	(2,000,440)	(1,425,510)
Class I	(1,022)	(1,761)	(2,454)	(1,630)	(5,728)	(1,681)
Class R1	(18,927)	(22,272)	(22,715)	(27,277)	(68,491)	(48,759)
Class R2	(20,926)	(11,439)	(15,565)	(10,917)	(21,988)	(9,988)
Class R3	(14,087)	(17,174)	(22,551)	(25,002)	(25,156)	(26,038)
Class R4	(5,847)	(8,668)	(5,359)	(19,226)	(8,583)	(12,345)
Class R5	(36,241)	(33,070)	(15,761)	(20,886)	(15,980)	(22,176)
Class R6	(133,313)	(44,863)	(135,512)	(48,976)	(204,069)	(73,373)
Class 1	(10,991,798)	(11,401,055)	(11,855,439)	(12,097,487)	(16,171,969)	(16,206,248)
From net realized gain
Class A	(7,669,419)	(4,132,164)	(7,914,809)	(4,383,173)	(9,863,474)	(4,975,302)
Class I	(4,584)	(5,477)	(10,263)	(5,034)	(23,658)	(4,836)
Class R1	(135,556)	(110,886)	(152,448)	(134,862)	(434,906)	(219,977)
Class R2	(121,448)	(46,037)	(84,330)	(43,624)	(115,387)	(36,789)
Class R3	(92,142)	(78,113)	(138,319)	(112,906)	(147,319)	(107,791)
Class R4	(29,105)	(29,263)	(24,582)	(64,490)	(38,387)	(38,428)
Class R5	(156,729)	(98,909)	(63,603)	(62,091)	(63,923)	(61,417)
Class R6	(560,821)	(130,502)	(531,865)	(141,468)	(794,942)	(197,731)
Class 1	(47,554,648)	(34,114,127)	(47,861,911)	(35,966,645)	(64,666,562)	(44,890,762)
Total distributions	(68,961,767)	(51,372,822)	(70,419,680)	(54,325,918)	(94,670,962)	(68,359,151)
Portfolio share transactions
From portfolio share transactions	2,123,362	(75,655,501)	8,670,330	(68,462,198)	25,375,354	(85,613,171)
Total portfolio share transactions	2,123,362	(75,655,501)	8,670,330	(68,462,198)	25,375,354	(85,613,171)
Total increase (decrease)	18,979,145	(12,926,212)	29,525,230	(493,426)	37,478,678	(5,555,993)
Net assets
Beginning of year	780,212,958	793,139,170	842,514,950	843,008,376	1,060,409,358	1,065,965,351
End of year	$799,192,103	$780,212,958	$872,040,180	$842,514,950	$1,097,888,036	$1,060,409,358
Undistributed net investment income (loss)	$1,386,015	$1,409,595	$1,781,534	$1,577,202	$3,567,203	$3,287,475

50 JOHN HANCOCK MULTIMANAGER LIFETIME PORTFOLIOS | ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

STATEMENTS OF CHANGES IN NET ASSETS 8-31-18
Continued

	Multimanager 2030 Lifetime Portfolio		Multimanager 2025 Lifetime Portfolio		Multimanager 2020 Lifetime Portfolio
	Year ended 8-31-18	Year ended 8-31-17	Year ended 8-31-18	Year ended 8-31-17	Year ended 8-31-18	Year ended 8-31-17
Increase (decrease) in net assets
From operations
Net investment income (loss)	$25,003,250	$24,316,496	$29,298,974	$29,242,360	$23,044,246	$24,883,752
Net realized gain (loss)	106,575,528	75,563,779	103,708,319	76,910,669	63,615,554	52,125,005
Change in net unrealized appreciation (depreciation)	(19,491,358)	66,407,265	(32,181,578)	51,723,599	(27,797,301)	26,183,642
Increase (decrease) in net assets resulting from operations	112,087,420	166,287,540	100,825,715	157,876,628	58,862,499	103,192,399
Distributions to shareholders
From net investment income
Class A	(2,771,354)	(2,068,772)	(3,045,329)	(2,343,118)	(3,195,117)	(2,571,116)
Class I	(5,336)	(5,591)	(3,569)	(2,792)	(11,967)	(2,928)
Class R1	(53,397)	(49,891)	(64,448)	(63,753)	(69,750)	(58,626)
Class R2	(36,748)	(33,185)	(44,168)	(24,694)	(30,350)	(30,794)
Class R3	(29,294)	(35,666)	(46,555)	(76,308)	(33,559)	(59,836)
Class R4	(12,061)	(20,351)	(13,580)	(13,154)	(11,382)	(18,221)
Class R5	(28,452)	(37,647)	(27,132)	(47,907)	(117,515)	(107,901)
Class R6	(239,680)	(89,687)	(349,773)	(78,055)	(327,426)	(118,703)
Class 1	(20,911,016)	(21,534,702)	(24,748,967)	(26,528,955)	(19,207,089)	(22,545,957)
From net realized gain
Class A	(12,085,001)	(6,098,736)	(10,969,745)	(5,805,038)	(9,283,102)	(5,712,608)
Class I	(19,922)	(13,881)	(11,120)	(5,943)	(30,566)	(5,695)
Class R1	(291,910)	(183,435)	(280,381)	(190,851)	(240,581)	(153,069)
Class R2	(169,500)	(102,579)	(167,185)	(63,734)	(92,142)	(70,877)
Class R3	(149,103)	(121,900)	(192,050)	(214,700)	(109,855)	(148,246)
Class R4	(48,461)	(54,212)	(45,834)	(29,811)	(30,870)	(37,500)
Class R5	(102,476)	(90,314)	(82,314)	(99,049)	(292,878)	(204,694)
Class R6	(842,526)	(209,911)	(1,038,252)	(157,842)	(799,970)	(220,812)
Class 1	(75,319,170)	(51,669,853)	(75,094,700)	(54,858,045)	(47,873,648)	(42,775,854)
Total distributions	(113,115,407)	(82,420,313)	(116,225,102)	(90,603,749)	(81,757,767)	(74,843,437)
Portfolio share transactions
From portfolio share transactions	21,396,965	(95,424,139)	8,515,829	(117,658,830)	(29,929,466)	(123,665,435)
Total portfolio share transactions	21,396,965	(95,424,139)	8,515,829	(117,658,830)	(29,929,466)	(123,665,435)
Total increase (decrease)	20,368,978	(11,556,912)	(6,883,558)	(50,385,951)	(52,824,734)	(95,316,473)
Net assets
Beginning of year	1,279,407,675	1,290,964,587	1,354,638,235	1,405,024,186	989,123,736	1,084,440,209
End of year	$1,299,776,653	$1,279,407,675	$1,347,754,677	$1,354,638,235	$936,299,002	$989,123,736
Undistributed net investment income (loss)	$6,732,700	$5,811,479	$9,965,507	$9,000,026	$8,818,667	$8,775,361

SEE NOTES TO FINANCIAL STATEMENTS	ANNUAL REPORT | JOHN HANCOCK MULTIMANAGER LIFETIME PORTFOLIOS 51

STATEMENTS OF CHANGES IN NET ASSETS 8-31-18
Continued

	Multimanager 2015 Lifetime Portfolio		Multimanager 2010 Lifetime Portfolio
	Year ended 8-31-18	Year ended 8-31-17	Year ended 8-31-18	Year ended 8-31-17
Increase (decrease) in net assets
From operations
Net investment income (loss)	$10,000,657	$11,837,544	$6,042,829	$7,093,756
Net realized gain (loss)	24,670,489	20,406,852	12,019,903	8,657,418
Change in net unrealized appreciation (depreciation)	(15,888,300)	6,753,956	(9,161,397)	3,952,953
Increase (decrease) in net assets resulting from operations	18,782,846	38,998,352	8,901,335	19,704,127
Distributions to shareholders
From net investment income
Class A	(2,226,738)	(1,894,646)	(1,187,983)	(1,099,240)
Class I	(11,316)	(2,617)	(4,249)	(2,807)
Class R1	(33,159)	(46,803)	(11,213)	(14,909)
Class R2	(2,245)	(3,713)	(9,453)	(1,218)
Class R3	(50,721)	(126,940)	(3,249)	(12,422)
Class R4	(2,511)	(2,919)	(6,548)	(26,695)
Class R5	(36,741)	(35,333)	(8,829)	(9,149)
Class R6	(138,906)	(30,262)	(100,952)	(4,652)
Class 1	(7,914,326)	(10,412,643)	(4,988,324)	(6,295,926)
From net realized gain
Class A	(5,441,239)	(3,608,176)	(1,996,762)	(1,709,172)
Class I	(24,630)	(4,426)	(6,389)	(3,907)
Class R1	(94,233)	(102,739)	(21,351)	(26,192)
Class R2	(5,689)	(7,292)	(16,496)	(1,954)
Class R3	(137,662)	(266,197)	(6,033)	(21,135)
Class R4	(5,759)	(5,185)	(10,360)	(38,920)
Class R5	(78,258)	(58,398)	(12,990)	(12,446)
Class R6	(290,617)	(49,141)	(146,044)	(6,221)
Class 1	(16,855,864)	(17,212,061)	(7,345,909)	(8,566,047)
Total distributions	(33,350,614)	(33,869,491)	(15,883,134)	(17,853,012)
Portfolio share transactions
From portfolio share transactions	(45,494,437)	(74,816,163)	(25,716,559)	(34,896,044)
Total portfolio share transactions	(45,494,437)	(74,816,163)	(25,716,559)	(34,896,044)
Total increase (decrease)	(60,062,205)	(69,687,302)	(32,698,358)	(33,044,929)
Net assets
Beginning of year	425,198,756	494,886,058	245,406,893	278,451,822
End of year	$365,136,551	$425,198,756	$212,708,535	$245,406,893
Undistributed net investment income (loss)	$4,004,426	$4,418,475	$2,525,750	$2,802,837

52 JOHN HANCOCK MULTIMANAGER LIFETIME PORTFOLIOS | ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

Financial highlights

Multimanager 2060 Lifetime Portfolio
Per share operating performance for a share outstanding throughout each period												Ratios and supplemental data
		Income (loss) from investment operations				Less distributions						Ratios to average net assets
Period ended	Net asset value, beginning of period ($)	Net investment income (loss) ($)[1,2]		Net real- ized and unrealized gain (loss) on invest- ments ($)	Total from investment operations ($)	From net investment income ($)	From net realized gain ($)	Total distribu- tions ($)	Net asset value, end of period ($)	Total return (%)[3,4]		Expenses before reductions (%)[5]		Expenses including reductions (%)[5]		Net investment income (loss) (%)[2]		Net assets, end of period (in thou- sands)	Portfolio turnover (%)
Class A
08-31-2018	12.12	0.13	[6]	1.19	1.32	(0.15)	(0.38)	(0.53)	12.91	11.08		1.09		0.41		1.06	[6]	1,497	21
08-31-2017	10.61	0.08	[6]	1.56	1.64	(0.12)	(0.01)	(0.13)	12.12	15.59		2.63		0.42		0.71	[6]	640	24
08-31-2016[7]	10.00	(0.01)[6]		0.62	0.61	—	—	—	10.61	6.10	[8]	23.24	[9]	0.43	[9]	(0.12)[6,9]		118	10
Class I
08-31-2018	12.15	0.15	[6]	1.22	1.37	(0.19)	(0.38)	(0.57)	12.95	11.45		0.79		0.11		1.20	[6]	51	21
08-31-2017	10.62	0.18	[6]	1.50	1.68	(0.14)	(0.01)	(0.15)	12.15	16.04		2.32		0.11		1.57	[6]	121	24
08-31-2016[7]	10.00	0.01	[6]	0.61	0.62	—	—	—	10.62	6.20	[8]	22.93	[9]	0.11	[9]	0.20	[6,9]	106	10
Class R1
08-31-2018	12.12	0.10	[6]	1.20	1.30	(0.14)	(0.38)	(0.52)	12.90	10.89		1.19		0.51		0.80	[6]	51	21
08-31-2017	10.60	0.13	[6]	1.51	1.64	(0.11)	(0.01)	(0.12)	12.12	15.63		2.73		0.51		1.17	[6]	121	24
08-31-2016[7]	10.00	(0.01)[6]		0.61	0.60	—	—	—	10.60	6.00	[8]	23.33	[9]	0.52	[9]	(0.21)[6,9]		106	10
Class R2
08-31-2018	12.14	0.13	[6]	1.20	1.33	(0.17)	(0.38)	(0.55)	12.92	11.13		0.98		0.30		1.03	[6]	73	21
08-31-2017	10.61	0.16	[6]	1.51	1.67	(0.13)	(0.01)	(0.14)	12.14	15.92		2.49		0.27		1.38	[6]	129	24
08-31-2016[7]	10.00	—	[6,10]	0.61	0.61	—	—	—	10.61	6.10	[8]	23.08	[9]	0.27	[9]	0.04	[6,9]	106	10
Class R3
08-31-2018	12.12	0.10	[6]	1.20	1.30	(0.14)	(0.38)	(0.52)	12.90	10.89		1.19		0.51		0.80	[6]	51	21
08-31-2017	10.60	0.13	[6]	1.51	1.64	(0.11)	(0.01)	(0.12)	12.12	15.63		2.73		0.51		1.17	[6]	121	24
08-31-2016[7]	10.00	(0.01)[6]		0.61	0.60	—	—	—	10.60	6.00	[8]	23.33	[9]	0.52	[9]	(0.21)[6,9]		106	10
Class R4
08-31-2018	12.14	0.15	[6]	1.20	1.35	(0.18)	(0.38)	(0.56)	12.93	11.33		0.94		0.16		1.19	[6]	56	21
08-31-2017	10.62	0.17	[6]	1.50	1.67	(0.14)	(0.01)	(0.15)	12.14	15.90		2.48		0.17		1.51	[6]	125	24
08-31-2016[7]	10.00	0.01	[6]	0.61	0.62	—	—	—	10.62	6.20	[8]	23.08	[9]	0.17	[9]	0.14	[6,9]	106	10
Class R5
08-31-2018	12.16	0.16	[6]	1.20	1.36	(0.20)	(0.38)	(0.58)	12.94	11.37		0.72		0.04		1.28	[6]	118	21
08-31-2017	10.62	0.18	[6]	1.52	1.70	(0.15)	(0.01)	(0.16)	12.16	16.22		2.24		0.02		1.59	[6]	168	24
08-31-2016[7]	10.00	0.01	[6]	0.61	0.62	—	—	—	10.62	6.20	[8]	22.83	[9]	0.02	[9]	0.29	[6,9]	106	10
Class R6
08-31-2018	12.16	0.14	[6]	1.23	1.37	(0.20)	(0.38)	(0.58)	12.95	11.47		0.69		—		1.10	[6]	1,402	21
08-31-2017	10.62	0.18	[6]	1.52	1.70	(0.15)	(0.01)	(0.16)	12.16	16.24		2.23		—		1.58	[6]	142	24
08-31-2016[7]	10.00	0.01	[6]	0.61	0.62	—	—	—	10.62	6.20	[8]	22.83	[9]	—	[9]	0.31	[6,9]	106	10
Class 1
08-31-2018	12.15	0.18	[6]	1.19	1.37	(0.20)	(0.38)	(0.58)	12.94	11.43		0.73		0.05		1.40	[6]	51,555	21
08-31-2017	10.62	0.11	[6]	1.58	1.69	(0.15)	(0.01)	(0.16)	12.15	16.10		2.26		0.05		0.98	[6]	23,938	24
08-31-2016[7]	10.00	—	[6,10]	0.62	0.62	—	—	—	10.62	6.20	[8]	22.86	[9]	0.05	[9]	0.20	[6,9]	1,794	10

[1]	Based on average daily shares outstanding.
[2]	Net investment income is affected by the timing and frequency of the declaration of dividends by the underlying funds in which the portfolio invests.
[3]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[4]	Does not reflect the effect of sales charges, if any.
[5]	Ratios do not include expenses indirectly incurred from underlying funds and can vary based on the mix of underlying funds held by the portfolio.
[6]

Net investment income (loss) per share and net investment income (loss) ratio reflect other income received from the Advisor for reimbursement of indirect net expenses associated with the portfolio’s investments in underlying investment companies of $0.02, $0.02 and $0.002 per share and 0.20%, 0.18% and 0.07%, for the periods ended 8-31-18, 8-31-17 and 8-31-16, respectively.

[7]	Period from 3-30-16 (commencement of operations) to 8-31-16.
[8]	Not annualized.
[9]	Annualized.
[10]	Less than $0.005 per share.

SEE NOTES TO FINANCIAL STATEMENTS	ANNUAL REPORT | JOHN HANCOCK MULTIMANAGER LIFETIME PORTFOLIOS 53

Financial highlights continued

Multimanager 2055 Lifetime Portfolio
Per share operating performance for a share outstanding throughout each period											Ratios and supplemental data
		Income (loss) from investment operations				Less distributions					Ratios to average net assets
Period ended	Net asset value, beginning of period ($)	Net investment income (loss) ($)[1,2]		Net real- ized and unrealized gain (loss) on invest- ments ($)	Total from investment operations ($)	From net investment income ($)	From net realized gain ($)	Total distribu- tions ($)	Net asset value, end of period ($)	Total return (%)[3,4]	Expenses before reductions (%)[5]		Expenses including reductions (%)[5]		Net investment income (loss) (%)[2]		Net assets, end of period (in thou- sands)	Portfolio turnover (%)
Class A
08-31-2018	11.59	0.14	[6]	1.12	1.26	(0.16)	(0.50)	(0.66)	12.19	11.09	0.67		0.41		1.21	[6]	11,328	14
08-31-2017	10.46	0.10	[6]	1.48	1.58	(0.13)	(0.32)	(0.45)	11.59	15.73	0.71		0.42		0.96	[6]	7,046	33
08-31-2016	10.00	0.07	[6]	0.64	0.71	(0.10)	(0.15)	(0.25)	10.46	7.23	0.83		0.43		0.89	[6]	2,217	7
08-31-2015	10.64	0.07	[6]	(0.51)	(0.44)	(0.10)	(0.10)	(0.20)	10.00	(4.23)	3.73		0.44		0.66	[6]	554	18
08-31-2014[7]	10.00	(0.02)		0.66	0.64	—	—	—	10.64	6.40 [8]	23.48	[9]	0.60	[9]	(0.43)[9]		132	24
Class I
08-31-2018	11.62	0.15	[6]	1.14	1.29	(0.19)	(0.50)	(0.69)	12.22	11.47	0.37		0.11		1.24	[6]	54	14
08-31-2017	10.49	0.18	[6]	1.44	1.62	(0.17)	(0.32)	(0.49)	11.62	16.05	0.40		0.11		1.62	[6]	111	33
08-31-2016	10.03	0.16	[6]	0.59	0.75	(0.14)	(0.15)	(0.29)	10.49	7.56	0.51		0.11		1.56	[6]	100	7
08-31-2015[10]	10.51	0.01	[6]	(0.49)	(0.48)	—	—	—	10.03	(4.57)[8]	0.85	[9]	0.11	[9]	0.23	[6,9]	95	18[11]
Class R1
08-31-2018	11.59	0.10	[6]	1.13	1.23	(0.14)	(0.50)	(0.64)	12.18	10.89	0.77		0.51		0.82	[6]	50	14
08-31-2017	10.45	0.13	[6]	1.45	1.58	(0.12)	(0.32)	(0.44)	11.59	15.73	0.81		0.51		1.22	[6]	116	33
08-31-2016	10.00	0.12	[6]	0.58	0.70	(0.10)	(0.15)	(0.25)	10.45	7.05	0.92		0.52		1.15	[6]	105	7
08-31-2015	10.63	0.10	[6]	(0.55)	(0.45)	(0.08)	(0.10)	(0.18)	10.00	(4.32)	7.59		0.59		0.94	[6]	100	18
08-31-2014[7]	10.00	(0.03)		0.66	0.63	—	—	—	10.63	6.30 [8]	21.55	[9]	0.85	[9]	(0.66)[9]		106	24
Class R2
08-31-2018	11.61	0.05	[6]	1.20	1.25	(0.17)	(0.50)	(0.67)	12.19	10.98	0.72		0.46		0.41	[6]	436	14
08-31-2017	10.47	0.15	[6]	1.45	1.60	(0.14)	(0.32)	(0.46)	11.61	15.94	0.62		0.33		1.35	[6]	166	33
08-31-2016	10.02	0.17	[6]	0.55	0.72	(0.12)	(0.15)	(0.27)	10.47	7.31	0.72		0.32		1.55	[6]	118	7
08-31-2015	10.64	0.12	[6]	(0.54)	(0.42)	(0.10)	(0.10)	(0.20)	10.02	(4.04)	7.08		0.34		1.15	[6]	107	18
08-31-2014[7]	10.00	(0.02)		0.66	0.64	—	—	—	10.64	6.40 [8]	21.02	[9]	0.60	[9]	(0.41)[9]		106	24
Class R3
08-31-2018	11.58	0.09	[6]	1.14	1.23	(0.14)	(0.50)	(0.64)	12.17	10.85	0.87		0.61		0.80	[6]	212	14
08-31-2017	10.45	0.12	[6]	1.45	1.57	(0.12)	(0.32)	(0.44)	11.58	15.61	0.84		0.55		1.06	[6]	187	33
08-31-2016	10.00	0.10	[6]	0.60	0.70	(0.10)	(0.15)	(0.25)	10.45	7.05	0.95		0.55		1.03	[6]	120	7
08-31-2015	10.64	0.09	[6]	(0.54)	(0.45)	(0.09)	(0.10)	(0.19)	10.00	(4.34)	7.15		0.56		0.89	[6]	124	18
08-31-2014[7]	10.00	(0.03)		0.67	0.64	—	—	—	10.64	6.40 [8]	21.60	[9]	0.75	[9]	(0.56)[9]		106	24
Class R4
08-31-2018	11.62	0.14	[6]	1.14	1.28	(0.18)	(0.50)	(0.68)	12.22	11.32	0.52		0.16		1.18	[6]	51	14
08-31-2017	10.48	0.17	[6]	1.45	1.62	(0.16)	(0.32)	(0.48)	11.62	16.10	0.56		0.17		1.57	[6]	117	33
08-31-2016	10.03	0.15	[6]	0.58	0.73	(0.13)	(0.15)	(0.28)	10.48	7.42	0.67		0.17		1.51	[6]	105	7
08-31-2015	10.65	0.14	[6]	(0.54)	(0.40)	(0.12)	(0.10)	(0.22)	10.03	(3.86)	7.30		0.19		1.34	[6]	100	18
08-31-2014[7]	10.00	(0.01)		0.66	0.65	—	—	—	10.65	6.50 [8]	21.13	[9]	0.35	[9]	(0.17)[9]		106	24
Class R5
08-31-2018	11.64	0.17	[6]	1.12	1.29	(0.20)	(0.50)	(0.70)	12.23	11.35	0.31		0.05		1.43	[6]	223	14
08-31-2017	10.50	0.17	[6]	1.47	1.64	(0.18)	(0.32)	(0.50)	11.64	16.24	0.32		0.03		1.57	[6]	157	33
08-31-2016	10.04	0.16	[6]	0.59	0.75	(0.14)	(0.15)	(0.29)	10.50	7.62	0.42		0.02		1.63	[6]	118	7
08-31-2015	10.66	0.16	[6]	(0.55)	(0.39)	(0.13)	(0.10)	(0.23)	10.04	(3.71)	7.09		0.03		1.51	[6]	101	18
08-31-2014[7]	10.00	—	[12]	0.66	0.66	—	—	—	10.66	6.60 [8]	21.19	[9]	0.15	[9]	0.03	[9]	106	24
Class R6
08-31-2018	11.63	0.13	[6]	1.17	1.30	(0.20)	(0.50)	(0.70)	12.23	11.48	0.27		—		1.07	[6]	3,277	14
08-31-2017	10.49	0.17	[6]	1.47	1.64	(0.18)	(0.32)	(0.50)	11.63	16.28	0.31		—		1.58	[6]	463	33
08-31-2016	10.04	0.12	[6]	0.63	0.75	(0.15)	(0.15)	(0.30)	10.49	7.58	0.42		—		1.45	[6]	362	7
08-31-2015	10.67	0.13	[6]	(0.52)	(0.39)	(0.14)	(0.10)	(0.24)	10.04	(3.76)	6.34		—		1.28	[6]	177	18
08-31-2014[7]	10.00	—	[12]	0.67	0.67	—	—	—	10.67	6.70 [8]	23.05	[9]	0.10	[9]	0.09	[9]	106	24
54 JOHN HANCOCK MULTIMANAGER LIFETIME PORTFOLIOS | ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

Multimanager 2055 Lifetime Portfolio (continued)
Per share operating performance for a share outstanding throughout each period												Ratios and supplemental data
		Income (loss) from investment operations				Less distributions						Ratios to average net assets
Period ended	Net asset value, beginning of period ($)	Net investment income (loss) ($)[1,2]		Net real- ized and unrealized gain (loss) on invest- ments ($)	Total from investment operations ($)	From net investment income ($)	From net realized gain ($)	Total distribu- tions ($)	Net asset value, end of period ($)	Total return (%)[3,4]		Expenses before reductions (%)[5]		Expenses including reductions (%)[5]		Net investment income (loss) (%)[2]		Net assets, end of period (in thou- sands)	Portfolio turnover (%)
Class 1
08-31-2018	11.63	0.19	[6]	1.11	1.30	(0.20)	(0.50)	(0.70)	12.23	11.42		0.31		0.05		1.57	[6]	170,628	14
08-31-2017	10.49	0.18	[6]	1.45	1.63	(0.17)	(0.32)	(0.49)	11.63	16.22		0.34		0.05		1.61	[6]	135,851	33
08-31-2016	10.03	0.12	[6]	0.63	0.75	(0.14)	(0.15)	(0.29)	10.49	7.63		0.45		0.05		1.39	[6]	101,710	7
08-31-2015	10.66	0.11	[6]	(0.51)	(0.40)	(0.13)	(0.10)	(0.23)	10.03	(3.80)		0.95		0.05		1.02	[6]	44,994	18
08-31-2014[7]	10.00	—	[12]	0.66	0.66	—	—	—	10.66	6.60	[8]	5.88	[9]	0.15	[9]	0.04	[9]	6,679	24

[1]	Based on average daily shares outstanding.
[2]	Net investment income is affected by the timing and frequency of the declaration of dividends by the underlying funds in which the portfolio invests.
[3]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[4]	Does not reflect the effect of sales charges, if any.
[5]	Ratios do not include expenses indirectly incurred from underlying funds and can vary based on the mix of underlying funds held by the portfolio.
[6]

Net investment income (loss) per share and net investment income (loss) ratio reflect other income received from the Advisor for reimbursement of indirect net expenses associated with the portfolio’s investments in underlying investment companies of $0.02, $0.02, $0.01 and $0.01 per share and 0.19%, 0.19%, 0.12% and 0.09%, for the periods ended 8-31-18, 8-31-17, 8-31-16 and 8-31-15, respectively.

[7]	Period from 3-26-14 (commencement of operations) to 8-31-14.
[8]	Not annualized.
[9]	Annualized.
[10]	The inception date for Class I shares is 3-27-15.
[11]	Portfolio turnover is shown for the period from 9-1-14 to 8-31-15.
[12]	Less than $0.005 per share.

SEE NOTES TO FINANCIAL STATEMENTS	ANNUAL REPORT | JOHN HANCOCK MULTIMANAGER LIFETIME PORTFOLIOS 55

Financial highlights continued

Multimanager 2050 Lifetime Portfolio
Per share operating performance for a share outstanding throughout each period											Ratios and supplemental data
		Income (loss) from investment operations				Less distributions					Ratios to average net assets
Period ended	Net asset value, beginning of period ($)	Net investment income (loss) ($)[1,2]		Net real- ized and unrealized gain (loss) on invest- ments ($)	Total from investment operations ($)	From net investment income ($)	From net realized gain ($)	Total distribu- tions ($)	Net asset value, end of period ($)	Total return (%)[3,4]	Expenses before reductions (%)[5]		Expenses including reductions (%)[5]		Net investment income (loss) (%)[2]		Net assets, end of period (in thou- sands)	Portfolio turnover (%)
Class A
08-31-2018	12.73	0.16	[6]	1.20	1.36	(0.17)	(0.63)	(0.80)	13.29	11.00	0.59		0.41		1.22	[6]	53,484	18
08-31-2017	11.65	0.14	[6]	1.62	1.76	(0.16)	(0.52)	(0.68)	12.73	15.87	0.59		0.42		1.18	[6]	42,799	38
08-31-2016	11.42	0.11	[6]	0.68	0.79	(0.13)	(0.43)	(0.56)	11.65	7.16	0.59		0.43		1.10	[6]	24,261	11
08-31-2015	12.44	0.12	[6]	(0.62)	(0.50)	(0.11)	(0.41)	(0.52)	11.42	(4.21)	0.61		0.45		0.95	[6]	14,346	11
08-31-2014	10.73	0.05		2.04	2.09	(0.10)	(0.28)	(0.38)	12.44	19.70	0.90		0.60		0.43		8,305	10
Class I
08-31-2018	12.75	0.18	[6]	1.23	1.41	(0.21)	(0.63)	(0.84)	13.32	11.29	0.29		0.11		1.34	[6]	61	18
08-31-2017	11.68	0.19	[6]	1.59	1.78	(0.19)	(0.52)	(0.71)	12.75	16.19	0.28		0.11		1.59	[6]	116	38
08-31-2016	11.44	0.18	[6]	0.66	0.84	(0.17)	(0.43)	(0.60)	11.68	7.58	0.28		0.11		1.55	[6]	97	11
08-31-2015[7]	11.99	0.01	[6]	(0.56)	(0.55)	—	—	—	11.44	(4.59)[8]	0.28	[9]	0.10	[9]	0.22	[6,9]	95	11	[10]
Class R1
08-31-2018	12.70	0.11	[6]	1.20	1.31	(0.13)	(0.63)	(0.76)	13.25	10.58	0.94		0.76		0.86	[6]	1,380	18
08-31-2017	11.63	0.10	[6]	1.61	1.71	(0.12)	(0.52)	(0.64)	12.70	15.47	0.95		0.75		0.81	[6]	1,060	38
08-31-2016	11.40	0.09	[6]	0.67	0.76	(0.10)	(0.43)	(0.53)	11.63	6.88	0.87		0.71		0.77	[6]	696	11
08-31-2015	12.43	0.05	[6]	(0.59)	(0.54)	(0.08)	(0.41)	(0.49)	11.40	(4.54)	1.56		0.72		0.44	[6]	638	11
08-31-2014	10.72	0.07		1.99	2.06	(0.07)	(0.28)	(0.35)	12.43	19.44	4.80		0.86		0.59		409	10
Class R2
08-31-2018	12.73	0.14	[6]	1.21	1.35	(0.16)	(0.63)	(0.79)	13.29	10.92	0.71		0.53		1.07	[6]	996	18
08-31-2017	11.65	0.12	[6]	1.63	1.75	(0.15)	(0.52)	(0.67)	12.73	15.79	0.67		0.50		1.00	[6]	840	38
08-31-2016	11.42	0.10	[6]	0.68	0.78	(0.12)	(0.43)	(0.55)	11.65	7.08	0.63		0.47		0.98	[6]	498	11
08-31-2015	12.44	0.13	[6]	(0.63)	(0.50)	(0.11)	(0.41)	(0.52)	11.42	(4.21)	1.60		0.50		1.06	[6]	265	11
08-31-2014	10.73	0.08		2.01	2.09	(0.10)	(0.28)	(0.38)	12.44	19.70	5.16		0.61		0.71		458	10
Class R3
08-31-2018	12.70	0.14	[6]	1.20	1.34	(0.14)	(0.63)	(0.77)	13.27	10.85	0.82		0.63		1.08	[6]	1,184	18
08-31-2017	11.64	0.12	[6]	1.60	1.72	(0.14)	(0.52)	(0.66)	12.70	15.53	0.86		0.65		1.00	[6]	819	38
08-31-2016	11.41	0.09	[6]	0.69	0.78	(0.12)	(0.43)	(0.55)	11.64	7.03	0.74		0.57		0.92	[6]	573	11
08-31-2015	12.43	0.10	[6]	(0.62)	(0.52)	(0.09)	(0.41)	(0.50)	11.41	(4.36)	2.62		0.58		0.80	[6]	158	11
08-31-2014	10.73	0.05		2.01	2.06	(0.08)	(0.28)	(0.36)	12.43	19.44	11.01		0.75		0.43		184	10
Class R4
08-31-2018	12.74	0.18	[6]	1.21	1.39	(0.20)	(0.63)	(0.83)	13.30	11.17	0.54		0.26		1.39	[6]	665	18
08-31-2017	11.67	0.18	[6]	1.59	1.77	(0.18)	(0.52)	(0.70)	12.74	15.98	0.51		0.24		1.52	[6]	467	38
08-31-2016	11.44	0.16	[6]	0.66	0.82	(0.16)	(0.43)	(0.59)	11.67	7.41	0.50		0.23		1.40	[6]	424	11
08-31-2015	12.46	0.09	[6]	(0.56)	(0.47)	(0.14)	(0.41)	(0.55)	11.44	(3.97)	2.22		0.22		0.76	[6]	319	11
08-31-2014	10.75	0.12		1.99	2.11	(0.12)	(0.28)	(0.40)	12.46	19.94	12.39		0.35		0.99		131	10
Class R5
08-31-2018	12.77	0.15	[6]	1.27	1.42	(0.22)	(0.63)	(0.85)	13.34	11.44	0.22		0.04		1.16	[6]	277	18
08-31-2017	11.69	0.20	[6]	1.60	1.80	(0.20)	(0.52)	(0.72)	12.77	16.29	0.20		0.03		1.68	[6]	185	38
08-31-2016	11.45	0.16	[6]	0.69	0.85	(0.18)	(0.43)	(0.61)	11.69	7.65	0.18		0.02		1.56	[6]	166	11
08-31-2015	12.48	0.19	[6]	(0.65)	(0.46)	(0.16)	(0.41)	(0.57)	11.45	(3.85)	3.52		0.01		1.55	[6]	122	11
08-31-2014	10.76	0.16		1.98	2.14	(0.14)	(0.28)	(0.42)	12.48	20.23	1.80		0.16		1.39		131	10
Class R6
08-31-2018	12.77	0.18	[6]	1.25	1.43	(0.23)	(0.63)	(0.86)	13.34	11.48	0.19		—		1.40	[6]	8,508	18
08-31-2017	11.69	0.19	[6]	1.62	1.81	(0.21)	(0.52)	(0.73)	12.77	16.31	0.18		—		1.57	[6]	3,528	38
08-31-2016	11.46	0.16	[6]	0.68	0.84	(0.18)	(0.43)	(0.61)	11.69	7.62	0.18		—		1.53	[6]	3,185	11
08-31-2015	12.48	0.16	[6]	(0.60)	(0.44)	(0.17)	(0.41)	(0.58)	11.46	(3.72)	0.41		—		1.36	[6]	2,085	11
08-31-2014	10.76	0.08		2.07	2.15	(0.15)	(0.28)	(0.43)	12.48	20.29	2.34		0.11		0.64		1,223	10

56 JOHN HANCOCK MULTIMANAGER LIFETIME PORTFOLIOS | ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

Multimanager 2050 Lifetime Portfolio (continued)
Per share operating performance for a share outstanding throughout each period											Ratios and supplemental data
		Income (loss) from investment operations				Less distributions					Ratios to average net assets
Period ended	Net asset value, beginning of period ($)	Net investment income (loss) ($)[1,2]		Net real- ized and unrealized gain (loss) on invest- ments ($)	Total from investment operations ($)	From net investment income ($)	From net realized gain ($)	Total distribu- tions ($)	Net asset value, end of period ($)	Total return (%)[3,4]	Expenses before reductions (%)[5]	Expenses including reductions (%)[5]	Net investment income (loss) (%)[2]		Net assets, end of period (in thou- sands)	Portfolio turnover (%)
Class 1
08-31-2018	12.75	0.21	[6]	1.21	1.42	(0.22)	(0.63)	(0.85)	13.32	11.44	0.23	0.05	1.60	[6]	339,982	18
08-31-2017	11.68	0.20	[6]	1.59	1.79	(0.20)	(0.52)	(0.72)	12.75	16.18	0.22	0.05	1.68	[6]	318,895	38
08-31-2016	11.44	0.17	[6]	0.67	0.84	(0.17)	(0.43)	(0.60)	11.68	7.67	0.22	0.05	1.54	[6]	305,789	11
08-31-2015	12.47	0.17	[6]	(0.63)	(0.46)	(0.16)	(0.41)	(0.57)	11.44	(3.86)	0.19	0.05	1.42	[6]	258,387	11
08-31-2014	10.76	0.12		2.01	2.13	(0.14)	(0.28)	(0.42)	12.47	20.14	0.17	0.16	1.03		232,040	10

[1]	Based on average daily shares outstanding.
[2]	Net investment income is affected by the timing and frequency of the declaration of dividends by the underlying funds in which the portfolio invests.
[3]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[4]	Does not reflect the effect of sales charges, if any.
[5]	Ratios do not include expenses indirectly incurred from underlying funds and can vary based on the mix of underlying funds held by the portfolio.
[6]

Net investment income (loss) per share and net investment income (loss) ratio reflect other income received from the Advisor for reimbursement of indirect net expenses associated with the portfolio’s investments in underlying investment companies of $0.02, $0.02, $0.01 and $0.01 per share and 0.18%, 0.19%, 0.11% and 0.08%, for the periods ended 8-31-18, 8-31-17, 8-31-16 and 8-31-15, respectively.

[7]	The inception date for Class I shares is 3-27-15.
[8]	Not annualized.
[9]	Annualized.
[10]	Portfolio turnover is shown for the period from 9-1-14 to 8-31-15.

SEE NOTES TO FINANCIAL STATEMENTS	ANNUAL REPORT | JOHN HANCOCK MULTIMANAGER LIFETIME PORTFOLIOS 57

Financial highlights continued

Multimanager 2045 Lifetime Portfolio
Per share operating performance for a share outstanding throughout each period											Ratios and supplemental data
		Income (loss) from investment operations				Less distributions					Ratios to average net assets
Period ended	Net asset value, beginning of period ($)	Net investment income (loss) ($)[1,2]		Net real- ized and unrealized gain (loss) on invest- ments ($)	Total from investment operations ($)	From net investment income ($)	From net realized gain ($)	Total distribu- tions ($)	Net asset value, end of period ($)	Total return (%)[3,4]	Expenses before reductions (%)[5]		Expenses including reductions (%)[5]		Net investment income (loss) (%)[2]		Net assets, end of period (in thou- sands)	Portfolio turnover (%)
Class A
08-31-2018	12.17	0.15	[6]	1.16	1.31	(0.16)	(0.92)	(1.08)	12.40	11.12	0.56		0.41		1.26	[6]	108,685	19
08-31-2017	11.24	0.14	[6]	1.54	1.68	(0.15)	(0.60)	(0.75)	12.17	15.83	0.56		0.42		1.24	[6]	98,637	30
08-31-2016	11.14	0.12	[6]	0.65	0.77	(0.13)	(0.54)	(0.67)	11.24	7.18	0.55		0.43		1.15	[6]	70,954	15
08-31-2015	12.27	0.13	[6]	(0.63)	(0.50)	(0.11)	(0.52)	(0.63)	11.14	(4.28)	0.54		0.44		1.06	[6]	52,732	12
08-31-2014	10.65	0.08		1.99	2.07	(0.10)	(0.35)	(0.45)	12.27	19.71	0.59		0.58		0.68		44,703	14
Class I
08-31-2018	12.25	0.15	[6]	1.20	1.35	(0.20)	(0.92)	(1.12)	12.48	11.37	0.27		0.11		1.18	[6]	81	19
08-31-2017	11.31	0.19	[6]	1.54	1.73	(0.19)	(0.60)	(0.79)	12.25	16.20	0.25		0.11		1.67	[6]	118	30
08-31-2016	11.20	0.18	[6]	0.64	0.82	(0.17)	(0.54)	(0.71)	11.31	7.58	0.24		0.11		1.57	[6]	96	15
08-31-2015[7]	11.74	0.01	[6]	(0.55)	(0.54)	—	—	—	11.20	(4.60)[8]	0.22	[9]	0.11	[9]	0.22	[6,9]	95	12	[10]
Class R1
08-31-2018	12.13	0.11	[6]	1.15	1.26	(0.12)	(0.92)	(1.04)	12.35	10.71	0.89		0.73		0.91	[6]	2,033	19
08-31-2017	11.20	0.14	[6]	1.51	1.65	(0.12)	(0.60)	(0.72)	12.13	15.51	0.90		0.75		1.19	[6]	1,820	30
08-31-2016	11.10	0.12	[6]	0.61	0.73	(0.09)	(0.54)	(0.63)	11.20	6.84	0.91		0.75		1.04	[6]	1,955	15
08-31-2015	12.23	0.07	[6]	(0.60)	(0.53)	(0.08)	(0.52)	(0.60)	11.10	(4.54)	1.01		0.75		0.59	[6]	2,083	12
08-31-2014	10.62	0.05		1.98	2.03	(0.07)	(0.35)	(0.42)	12.23	19.39	2.00		0.83		0.44		1,447	14
Class R2
08-31-2018	12.21	0.12	[6]	1.17	1.29	(0.15)	(0.92)	(1.07)	12.43	10.90	0.67		0.51		0.95	[6]	2,404	19
08-31-2017	11.27	0.11	[6]	1.58	1.69	(0.15)	(0.60)	(0.75)	12.21	15.80	0.65		0.50		0.95	[6]	1,653	30
08-31-2016	11.16	0.10	[6]	0.67	0.77	(0.12)	(0.54)	(0.66)	11.27	7.18	0.64		0.50		0.95	[6]	822	15
08-31-2015	12.30	0.11	[6]	(0.62)	(0.51)	(0.11)	(0.52)	(0.63)	11.16	(4.36)	1.36		0.50		0.94	[6]	464	12
08-31-2014	10.67	0.08		2.00	2.08	(0.10)	(0.35)	(0.45)	12.30	19.76	3.96		0.58		0.69		524	14
Class R3
08-31-2018	12.14	0.13	[6]	1.15	1.28	(0.14)	(0.92)	(1.06)	12.36	10.81	0.82		0.66		1.05	[6]	1,217	19
08-31-2017	11.22	0.14	[6]	1.51	1.65	(0.13)	(0.60)	(0.73)	12.14	15.50	0.80		0.65		1.24	[6]	1,209	30
08-31-2016	11.11	0.19	[6]	0.56	0.75	(0.10)	(0.54)	(0.64)	11.22	7.04	0.79		0.65		1.55	[6]	1,362	15
08-31-2015	12.25	0.10	[6]	(0.63)	(0.53)	(0.09)	(0.52)	(0.61)	11.11	(4.51)	0.90		0.65		0.81	[6]	2,070	12
08-31-2014	10.63	0.06		1.99	2.05	(0.08)	(0.35)	(0.43)	12.25	19.58	1.69		0.73		0.50		2,027	14
Class R4
08-31-2018	12.20	0.22	[6]	1.11	1.33	(0.18)	(0.92)	(1.10)	12.43	11.23	0.52		0.26		1.79	[6]	263	19
08-31-2017	11.27	0.15	[6]	1.55	1.70	(0.17)	(0.60)	(0.77)	12.20	16.00	0.50		0.25		1.33	[6]	489	30
08-31-2016	11.16	0.18	[6]	0.62	0.80	(0.15)	(0.54)	(0.69)	11.27	7.46	0.48		0.25		1.58	[6]	559	15
08-31-2015	12.30	0.17	[6]	(0.65)	(0.48)	(0.14)	(0.52)	(0.66)	11.16	(4.12)	0.73		0.25		1.39	[6]	629	12
08-31-2014	10.67	0.10		2.00	2.10	(0.12)	(0.35)	(0.47)	12.30	20.04	2.05		0.33		0.89		1,215	14
Class R5
08-31-2018	12.27	0.19	[6]	1.17	1.36	(0.21)	(0.92)	(1.13)	12.50	11.42	0.21		0.06		1.53	[6]	2,729	19
08-31-2017	11.32	0.20	[6]	1.55	1.75	(0.20)	(0.60)	(0.80)	12.27	16.35	0.21		0.05		1.70	[6]	1,408	30
08-31-2016	11.22	0.16	[6]	0.65	0.81	(0.17)	(0.54)	(0.71)	11.32	7.56	0.19		0.05		1.51	[6]	1,917	15
08-31-2015	12.36	0.17	[6]	(0.63)	(0.46)	(0.16)	(0.52)	(0.68)	11.22	(3.90)	0.40		0.05		1.42	[6]	1,638	12
08-31-2014	10.72	0.12		2.01	2.13	(0.14)	(0.35)	(0.49)	12.36	20.27	1.36		0.13		1.01		1,399	14
Class R6
08-31-2018	12.25	0.18	[6]	1.18	1.36	(0.21)	(0.92)	(1.13)	12.48	11.48	0.16		—		1.44	[6]	12,631	19
08-31-2017	11.31	0.16	[6]	1.58	1.74	(0.20)	(0.60)	(0.80)	12.25	16.34	0.15		—		1.40	[6]	4,941	30
08-31-2016	11.20	0.13	[6]	0.70	0.83	(0.18)	(0.54)	(0.72)	11.31	7.72	0.14		—		1.50	[6]	3,314	15
08-31-2015	12.35	0.16	[6]	(0.62)	(0.46)	(0.17)	(0.52)	(0.69)	11.20	(3.94)	0.39		—		1.36	[6]	1,781	12
08-31-2014	10.70	0.14		2.01	2.15	(0.15)	(0.35)	(0.50)	12.35	20.46	0.70		0.08		1.19		1,496	14

58 JOHN HANCOCK MULTIMANAGER LIFETIME PORTFOLIOS | ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

Multimanager 2045 Lifetime Portfolio (continued)
Per share operating performance for a share outstanding throughout each period											Ratios and supplemental data
		Income (loss) from investment operations				Less distributions					Ratios to average net assets
Period ended	Net asset value, beginning of period ($)	Net investment income (loss) ($)[1,2]		Net real- ized and unrealized gain (loss) on invest- ments ($)	Total from investment operations ($)	From net investment income ($)	From net realized gain ($)	Total distribu- tions ($)	Net asset value, end of period ($)	Total return (%)[3,4]	Expenses before reductions (%)[5]	Expenses including reductions (%)[5]	Net investment income (loss) (%)[2]		Net assets, end of period (in thou- sands)	Portfolio turnover (%)
Class 1
08-31-2018	12.25	0.20	[6]	1.17	1.37	(0.21)	(0.92)	(1.13)	12.49	11.52	0.20	0.05	1.63	[6]	669,149	19
08-31-2017	11.31	0.20	[6]	1.54	1.74	(0.20)	(0.60)	(0.80)	12.25	16.27	0.19	0.05	1.70	[6]	669,937	30
08-31-2016	11.21	0.18	[6]	0.63	0.81	(0.17)	(0.54)	(0.71)	11.31	7.56	0.17	0.05	1.59	[6]	712,160	15
08-31-2015	12.35	0.18	[6]	(0.64)	(0.46)	(0.16)	(0.52)	(0.68)	11.21	(3.90)	0.15	0.05	1.49	[6]	705,106	12
08-31-2014	10.71	0.14		1.99	2.13	(0.14)	(0.35)	(0.49)	12.35	20.29	0.14	0.13	1.16		767,166	14

[1]	Based on average daily shares outstanding.
[2]	Net investment income is affected by the timing and frequency of the declaration of dividends by the underlying funds in which the portfolio invests.
[3]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[4]	Does not reflect the effect of sales charges, if any.
[5]	Ratios do not include expenses indirectly incurred from underlying funds and can vary based on the mix of underlying funds held by the portfolio.
[6]

Net investment income (loss) per share and net investment income (loss) ratio reflect other income received from the Advisor for reimbursement of indirect net expenses associated with the portfolio’s investments in underlying investment companies of $0.02, $0.02, $0.01 and $0.01 per share and 0.19%, 0.19%, 0.12% and 0.09%, for the periods ended 8-31-18, 8-31-17, 8-31-16 and 8-31-15, respectively.

[7]	The inception date for Class I shares is 3-27-15.
[8]	Not annualized.
[9]	Annualized.
[10]	Portfolio turnover is shown for the period from 9-1-14 to 8-31-15.

SEE NOTES TO FINANCIAL STATEMENTS	ANNUAL REPORT | JOHN HANCOCK MULTIMANAGER LIFETIME PORTFOLIOS 59

Financial highlights continued

Multimanager 2040 Lifetime Portfolio
Per share operating performance for a share outstanding throughout each period											Ratios and supplemental data
		Income (loss) from investment operations				Less distributions					Ratios to average net assets
Period ended	Net asset value, beginning of period ($)	Net investment income (loss) ($)[1,2]		Net real- ized and unrealized gain (loss) on invest- ments ($)	Total from investment operations ($)	From net investment income ($)	From net realized gain ($)	Total distribu- tions ($)	Net asset value, end of period ($)	Total return (%)[3,4]	Expenses before reductions (%)[5]		Expenses including reductions (%)[5]		Net investment income (loss) (%)[2]		Net assets, end of period (in thou- sands)	Portfolio turnover (%)
Class A
08-31-2018	12.29	0.16	[6]	1.13	1.29	(0.17)	(0.85)	(1.02)	12.56	10.83	0.56		0.41		1.26	[6]	127,662	19
08-31-2017	11.35	0.14	[6]	1.56	1.70	(0.16)	(0.60)	(0.76)	12.29	15.81	0.56		0.42		1.24	[6]	108,511	32
08-31-2016	11.24	0.12	[6]	0.66	0.78	(0.13)	(0.54)	(0.67)	11.35	7.20	0.55		0.43		1.14	[6]	77,804	14
08-31-2015	12.36	0.13	[6]	(0.63)	(0.50)	(0.11)	(0.51)	(0.62)	11.24	(4.27)	0.54		0.44		1.05	[6]	55,527	12
08-31-2014	10.71	0.08		2.01	2.09	(0.10)	(0.34)	(0.44)	12.36	19.79	0.58		0.58		0.66		45,469	14
Class I
08-31-2018	12.36	0.27	[6]	1.07	1.34	(0.21)	(0.85)	(1.06)	12.64	11.16	0.26		0.11		2.15	[6]	122	19
08-31-2017	11.41	0.19	[6]	1.55	1.74	(0.19)	(0.60)	(0.79)	12.36	16.18	0.25		0.11		1.66	[6]	104	32
08-31-2016	11.30	0.18	[6]	0.63	0.81	(0.16)	(0.54)	(0.70)	11.41	7.51	0.24		0.11		1.57	[6]	96	14
08-31-2015[7]	11.84	0.01	[6]	(0.55)	(0.54)	—	—	—	11.30	(4.56)[8]	0.22	[9]	0.10	[9]	0.22	[6,9]	95	12	[10]
Class R1
08-31-2018	12.24	0.11	[6]	1.14	1.25	(0.13)	(0.85)	(0.98)	12.51	10.50	0.90		0.75		0.86	[6]	2,497	19
08-31-2017	11.31	0.11	[6]	1.54	1.65	(0.12)	(0.60)	(0.72)	12.24	15.39	0.90		0.75		0.92	[6]	2,758	32
08-31-2016	11.20	0.10	[6]	0.64	0.74	(0.09)	(0.54)	(0.63)	11.31	6.86	0.89		0.75		0.89	[6]	2,479	14
08-31-2015	12.33	0.09	[6]	(0.63)	(0.54)	(0.08)	(0.51)	(0.59)	11.20	(4.60)	1.00		0.75		0.75	[6]	2,308	12
08-31-2014	10.69	0.05		2.00	2.05	(0.07)	(0.34)	(0.41)	12.33	19.45	1.62		0.83		0.46		2,258	14
Class R2
08-31-2018	12.31	0.22	[6]	1.06	1.28	(0.16)	(0.85)	(1.01)	12.58	10.71	0.67		0.52		1.77	[6]	651	19
08-31-2017	11.37	0.14	[6]	1.55	1.69	(0.15)	(0.60)	(0.75)	12.31	15.69	0.64		0.50		1.23	[6]	1,288	32
08-31-2016	11.26	0.14	[6]	0.63	0.77	(0.12)	(0.54)	(0.66)	11.37	7.10	0.65		0.50		1.32	[6]	851	14
08-31-2015	12.38	0.13	[6]	(0.63)	(0.50)	(0.11)	(0.51)	(0.62)	11.26	(4.26)	0.88		0.50		1.09	[6]	501	12
08-31-2014	10.73	0.03		2.06	2.09	(0.10)	(0.34)	(0.44)	12.38	19.75	2.11		0.58		0.22		1,489	14
Class R3
08-31-2018	12.24	0.12	[6]	1.13	1.25	(0.14)	(0.85)	(0.99)	12.50	10.53	0.81		0.65		0.98	[6]	2,600	19
08-31-2017	11.30	0.14	[6]	1.53	1.67	(0.13)	(0.60)	(0.73)	12.24	15.61	0.80		0.65		1.25	[6]	1,874	32
08-31-2016	11.19	0.16	[6]	0.59	0.75	(0.10)	(0.54)	(0.64)	11.30	6.98	0.79		0.65		1.30	[6]	2,142	14
08-31-2015	12.32	0.10	[6]	(0.63)	(0.53)	(0.09)	(0.51)	(0.60)	11.19	(4.51)	0.87		0.65		0.86	[6]	2,763	12
08-31-2014	10.68	0.08		1.98	2.06	(0.08)	(0.34)	(0.42)	12.32	19.58	1.22		0.73		0.66		3,213	14
Class R4
08-31-2018	12.30	0.22	[6]	1.09	1.31	(0.19)	(0.85)	(1.04)	12.57	10.97	0.50		0.24		1.72	[6]	252	19
08-31-2017	11.36	0.18	[6]	1.54	1.72	(0.18)	(0.60)	(0.78)	12.30	16.00	0.50		0.25		1.54	[6]	345	32
08-31-2016	11.25	0.14	[6]	0.66	0.80	(0.15)	(0.54)	(0.69)	11.36	7.39	0.49		0.25		1.29	[6]	1,098	14
08-31-2015	12.38	0.21	[6]	(0.69)	(0.48)	(0.14)	(0.51)	(0.65)	11.25	(4.10)	0.73		0.25		1.73	[6]	888	12
08-31-2014	10.73	0.10		2.01	2.11	(0.12)	(0.34)	(0.46)	12.38	20.03	1.94		0.33		0.87		1,349	14
Class R5
08-31-2018	12.37	0.21	[6]	1.14	1.35	(0.22)	(0.85)	(1.07)	12.65	11.22	0.21		0.06		1.65	[6]	830	19
08-31-2017	11.42	0.20	[6]	1.55	1.75	(0.20)	(0.60)	(0.80)	12.37	16.25	0.20		0.05		1.72	[6]	818	32
08-31-2016	11.31	0.25	[6]	0.57	0.82	(0.17)	(0.54)	(0.71)	11.42	7.58	0.19		0.05		2.00	[6]	1,425	14
08-31-2015	12.44	0.18	[6]	(0.64)	(0.46)	(0.16)	(0.51)	(0.67)	11.31	(3.89)	0.29		0.05		1.48	[6]	2,411	12
08-31-2014	10.77	0.16		2.00	2.16	(0.15)	(0.34)	(0.49)	12.44	20.36	0.57		0.13		1.33		2,271	14
Class R6
08-31-2018	12.35	0.18	[6]	1.17	1.35	(0.22)	(0.85)	(1.07)	12.63	11.29	0.16		—		1.43	[6]	14,476	19
08-31-2017	11.41	0.18	[6]	1.57	1.75	(0.21)	(0.60)	(0.81)	12.35	16.24	0.15		—		1.53	[6]	4,053	32
08-31-2016	11.29	0.16	[6]	0.68	0.84	(0.18)	(0.54)	(0.72)	11.41	7.74	0.14		—		1.64	[6]	3,376	14
08-31-2015	12.42	0.15	[6]	(0.60)	(0.45)	(0.17)	(0.51)	(0.68)	11.29	(3.85)	0.41		—		1.29	[6]	1,762	12
08-31-2014	10.76	0.14		2.01	2.15	(0.15)	(0.34)	(0.49)	12.42	20.34	0.70		0.08		1.16		1,232	14
60 JOHN HANCOCK MULTIMANAGER LIFETIME PORTFOLIOS | ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

Multimanager 2040 Lifetime Portfolio (continued)
Per share operating performance for a share outstanding throughout each period											Ratios and supplemental data
		Income (loss) from investment operations				Less distributions					Ratios to average net assets
Period ended	Net asset value, beginning of period ($)	Net investment income (loss) ($)[1,2]		Net real- ized and unrealized gain (loss) on invest- ments ($)	Total from investment operations ($)	From net investment income ($)	From net realized gain ($)	Total distribu- tions ($)	Net asset value, end of period ($)	Total return (%)[3,4]	Expenses before reductions (%)[5]	Expenses including reductions (%)[5]	Net investment income (loss) (%)[2]		Net assets, end of period (in thou- sands)	Portfolio turnover (%)
Class 1
08-31-2018	12.36	0.21	[6]	1.14	1.35	(0.22)	(0.85)	(1.07)	12.64	11.23	0.20	0.05	1.65	[6]	722,948	19
08-31-2017	11.41	0.20	[6]	1.55	1.75	(0.20)	(0.60)	(0.80)	12.36	16.26	0.19	0.05	1.70	[6]	722,764	32
08-31-2016	11.30	0.18	[6]	0.64	0.82	(0.17)	(0.54)	(0.71)	11.41	7.59	0.17	0.05	1.58	[6]	753,738	14
08-31-2015	12.43	0.18	[6]	(0.64)	(0.46)	(0.16)	(0.51)	(0.67)	11.30	(3.89)	0.15	0.05	1.49	[6]	737,363	12
08-31-2014	10.77	0.14		2.01	2.15	(0.15)	(0.34)	(0.49)	12.43	20.27	0.14	0.13	1.16		796,874	14

[1]	Based on average daily shares outstanding.
[2]	Net investment income is affected by the timing and frequency of the declaration of dividends by the underlying funds in which the portfolio invests.
[3]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[4]	Does not reflect the effect of sales charges, if any.
[5]	Ratios do not include expenses indirectly incurred from underlying funds and can vary based on the mix of underlying funds held by the portfolio.
[6]

Net investment income (loss) per share and net investment income (loss) ratio reflect other income received from the Advisor for reimbursement of indirect net expenses associated with the portfolio’s investments in underlying investment companies of $0.02, $0.02, $0.01 and $0.01 per share and 0.19%, 0.19%, 0.12% and 0.09%, for the periods ended 8-31-18, 8-31-17, 8-31-16 and 8-31-15, respectively.

[7]	The inception date for Class I shares is 3-27-15.
[8]	Not annualized.
[9]	Annualized.
[10]	Portfolio turnover is shown for the period from 9-1-14 to 8-31-15.

SEE NOTES TO FINANCIAL STATEMENTS	ANNUAL REPORT | JOHN HANCOCK MULTIMANAGER LIFETIME PORTFOLIOS 61

Financial highlights continued

Multimanager 2035 Lifetime Portfolio
Per share operating performance for a share outstanding throughout each period											Ratios and supplemental data
		Income (loss) from investment operations				Less distributions					Ratios to average net assets
Period ended	Net asset value, beginning of period ($)	Net investment income (loss) ($)[1,2]		Net real- ized and unrealized gain (loss) on invest- ments ($)	Total from investment operations ($)	From net investment income ($)	From net realized gain ($)	Total distribu- tions ($)	Net asset value, end of period ($)	Total return (%)[3,4]	Expenses before reductions (%)[5]		Expenses including reductions (%)[5]		Net investment income (loss) (%)[2]		Net assets, end of period (in thou- sands)	Portfolio turnover (%)
Class A
08-31-2018	12.28	0.17	[6]	1.02	1.19	(0.18)	(0.91)	(1.09)	12.38	10.05	0.56		0.41		1.38	[6]	152,404	19
08-31-2017	11.40	0.16	[6]	1.46	1.62	(0.16)	(0.58)	(0.74)	12.28	15.05	0.55		0.42		1.38	[6]	125,348	35
08-31-2016	11.31	0.13	[6]	0.64	0.77	(0.13)	(0.55)	(0.68)	11.40	7.12	0.54		0.43		1.23	[6]	89,978	18
08-31-2015	12.42	0.13	[6]	(0.64)	(0.51)	(0.11)	(0.49)	(0.60)	11.31	(4.23)	0.54		0.44		1.08	[6]	66,902	12
08-31-2014	10.78	0.09		1.99	2.08	(0.10)	(0.34)	(0.44)	12.42	19.57	0.59		0.58		0.74		55,885	14
Class I
08-31-2018	12.36	0.21	[6]	1.02	1.23	(0.22)	(0.91)	(1.13)	12.46	10.30	0.26		0.11		1.72	[6]	347	19
08-31-2017	11.47	0.19	[6]	1.48	1.67	(0.20)	(0.58)	(0.78)	12.36	15.41	0.24		0.11		1.62	[6]	273	35
08-31-2016	11.38	0.19	[6]	0.62	0.81	(0.17)	(0.55)	(0.72)	11.47	7.43	0.23		0.11		1.64	[6]	96	18
08-31-2015[7]	11.92	0.01	[6]	(0.55)	(0.54)	—	—	—	11.38	(4.53)[8]	0.22	[9]	0.10	[9]	0.27	[6,9]	95	12	[10]
Class R1
08-31-2018	12.24	0.14	[6]	1.00	1.14	(0.14)	(0.91)	(1.05)	12.33	9.63	0.88		0.73		1.10	[6]	6,470	19
08-31-2017	11.36	0.12	[6]	1.47	1.59	(0.13)	(0.58)	(0.71)	12.24	14.72	0.88		0.75		1.00	[6]	5,658	35
08-31-2016	11.27	0.12	[6]	0.62	0.74	(0.10)	(0.55)	(0.65)	11.36	6.78	0.88		0.75		1.03	[6]	4,233	18
08-31-2015	12.39	0.09	[6]	(0.64)	(0.55)	(0.08)	(0.49)	(0.57)	11.27	(4.57)	0.94		0.75		0.73	[6]	4,451	12
08-31-2014	10.75	0.05		2.00	2.05	(0.07)	(0.34)	(0.41)	12.39	19.35	1.39		0.83		0.44		3,745	14
Class R2
08-31-2018	12.32	0.14	[6]	1.04	1.18	(0.17)	(0.91)	(1.08)	12.42	9.91	0.66		0.51		1.17	[6]	2,064	19
08-31-2017	11.44	0.12	[6]	1.50	1.62	(0.16)	(0.58)	(0.74)	12.32	14.91	0.64		0.50		1.02	[6]	1,577	35
08-31-2016	11.34	0.14	[6]	0.64	0.78	(0.13)	(0.55)	(0.68)	11.44	7.11	0.63		0.50		1.23	[6]	639	18
08-31-2015	12.46	0.11	[6]	(0.63)	(0.52)	(0.11)	(0.49)	(0.60)	11.34	(4.30)	1.32		0.50		0.91	[6]	486	12
08-31-2014	10.81	0.09		2.00	2.09	(0.10)	(0.34)	(0.44)	12.46	19.61	5.07		0.58		0.72		605	14
Class R3
08-31-2018	12.26	0.15	[6]	1.00	1.15	(0.15)	(0.91)	(1.06)	12.35	9.72	0.81		0.66		1.23	[6]	2,069	19
08-31-2017	11.38	0.15	[6]	1.45	1.60	(0.14)	(0.58)	(0.72)	12.26	14.81	0.80		0.65		1.26	[6]	2,157	35
08-31-2016	11.29	0.13	[6]	0.62	0.75	(0.11)	(0.55)	(0.66)	11.38	6.88	0.77		0.65		1.16	[6]	2,144	18
08-31-2015	12.41	0.12	[6]	(0.65)	(0.53)	(0.10)	(0.49)	(0.59)	11.29	(4.47)	0.88		0.65		1.01	[6]	2,009	12
08-31-2014	10.77	0.07		1.99	2.06	(0.08)	(0.34)	(0.42)	12.41	19.42	1.37		0.73		0.57		2,831	14
Class R4
08-31-2018	12.34	0.19	[6]	1.02	1.21	(0.20)	(0.91)	(1.11)	12.44	10.17	0.50		0.25		1.53	[6]	627	19
08-31-2017	11.46	0.20	[6]	1.44	1.64	(0.18)	(0.58)	(0.76)	12.34	15.18	0.50		0.25		1.68	[6]	509	35
08-31-2016	11.36	0.18	[6]	0.63	0.81	(0.16)	(0.55)	(0.71)	11.46	7.38	0.47		0.25		1.55	[6]	736	18
08-31-2015	12.48	0.16	[6]	(0.65)	(0.49)	(0.14)	(0.49)	(0.63)	11.36	(4.06)	0.65		0.25		1.35	[6]	758	12
08-31-2014	10.83	0.12		2.00	2.12	(0.13)	(0.34)	(0.47)	12.48	19.85	1.57		0.33		0.98		1,536	14
Class R5
08-31-2018	12.36	0.21	[6]	1.02	1.23	(0.22)	(0.91)	(1.13)	12.46	10.36	0.21		0.06		1.71	[6]	1,008	19
08-31-2017	11.48	0.22	[6]	1.45	1.67	(0.21)	(0.58)	(0.79)	12.36	15.39	0.20		0.05		1.84	[6]	796	35
08-31-2016	11.38	0.18	[6]	0.65	0.83	(0.18)	(0.55)	(0.73)	11.48	7.60	0.18		0.05		1.53	[6]	1,153	18
08-31-2015	12.50	0.18	[6]	(0.64)	(0.46)	(0.17)	(0.49)	(0.66)	11.38	(3.86)	0.38		0.05		1.50	[6]	1,358	12
08-31-2014	10.84	0.16		1.99	2.15	(0.15)	(0.34)	(0.49)	12.50	20.15	1.14		0.13		1.33		1,271	14
Class R6
08-31-2018	12.35	0.20	[6]	1.05	1.25	(0.23)	(0.91)	(1.14)	12.46	10.51	0.16		—		1.61	[6]	17,412	19
08-31-2017	11.47	0.20	[6]	1.47	1.67	(0.21)	(0.58)	(0.79)	12.35	15.46	0.15		—		1.73	[6]	6,317	35
08-31-2016	11.38	0.10	[6]	0.73	0.83	(0.19)	(0.55)	(0.74)	11.47	7.56	0.13		—		1.39	[6]	4,037	18
08-31-2015	12.50	0.20	[6]	(0.66)	(0.46)	(0.17)	(0.49)	(0.66)	11.38	(3.81)	0.51		—		1.63	[6]	924	12
08-31-2014	10.84	0.16		1.99	2.15	(0.15)	(0.34)	(0.49)	12.50	20.20	0.51		0.08		1.37		1,178	14

62 JOHN HANCOCK MULTIMANAGER LIFETIME PORTFOLIOS | ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

Multimanager 2035 Lifetime Portfolio (continued)
Per share operating performance for a share outstanding throughout each period											Ratios and supplemental data
		Income (loss) from investment operations				Less distributions					Ratios to average net assets
Period ended	Net asset value, beginning of period ($)	Net investment income (loss) ($)[1,2]		Net real- ized and unrealized gain (loss) on invest- ments ($)	Total from investment operations ($)	From net investment income ($)	From net realized gain ($)	Total distribu- tions ($)	Net asset value, end of period ($)	Total return (%)[3,4]	Expenses before reductions (%)[5]	Expenses including reductions (%)[5]	Net investment income (loss) (%)[2]		Net assets, end of period (in thou- sands)	Portfolio turnover (%)
Class 1
08-31-2018	12.36	0.22	[6]	1.02	1.24	(0.22)	(0.91)	(1.13)	12.47	10.45	0.20	0.05	1.78	[6]	915,487	19
08-31-2017	11.47	0.21	[6]	1.47	1.68	(0.21)	(0.58)	(0.79)	12.36	15.49	0.18	0.05	1.82	[6]	917,775	35
08-31-2016	11.38	0.19	[6]	0.63	0.82	(0.18)	(0.55)	(0.73)	11.47	7.50	0.17	0.05	1.65	[6]	962,950	18
08-31-2015	12.50	0.19	[6]	(0.65)	(0.46)	(0.17)	(0.49)	(0.66)	11.38	(3.86)	0.15	0.05	1.54	[6]	959,123	12
08-31-2014	10.84	0.14		2.01	2.15	(0.15)	(0.34)	(0.49)	12.50	20.15	0.14	0.13	1.19		1,038,396	14

[1]	Based on average daily shares outstanding.
[2]	Net investment income is affected by the timing and frequency of the declaration of dividends by the underlying funds in which the portfolio invests.
[3]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[4]	Does not reflect the effect of sales charges, if any.
[5]	Ratios do not include expenses indirectly incurred from underlying funds and can vary based on the mix of underlying funds held by the portfolio.
[6]

Net investment income (loss) per share and net investment income (loss) ratio reflect other income received from the Advisor for reimbursement of indirect net expenses associated with the portfolio’s investments in underlying investment companies of $0.02, $0.02, $0.01 and $0.01 per share and 0.19%, 0.19%, 0.12% and 0.10%, for the periods ended 8-31-18, 8-31-17, 8-31-16 and 8-31-15, respectively.

[7]	The inception date for Class I shares is 3-27-15.
[8]	Not annualized.
[9]	Annualized.
[10]	Portfolio turnover is shown for the period from 9-1-14 to 8-31-15.

SEE NOTES TO FINANCIAL STATEMENTS	ANNUAL REPORT | JOHN HANCOCK MULTIMANAGER LIFETIME PORTFOLIOS 63

Financial highlights continued

Multimanager 2030 Lifetime Portfolio
Per share operating performance for a share outstanding throughout each period											Ratios and supplemental data
		Income (loss) from investment operations				Less distributions					Ratios to average net assets
Period ended	Net asset value, beginning of period ($)	Net investment income (loss) ($)[1,2]		Net real- ized and unrealized gain (loss) on invest- ments ($)	Total from investment operations ($)	From net investment income ($)	From net realized gain ($)	Total distribu- tions ($)	Net asset value, end of period ($)	Total return (%)[3,4]	Expenses before reductions (%)[5]		Expenses including reductions (%)[5]		Net investment income (loss) (%)[2]		Net assets, end of period (in thou- sands)	Portfolio turnover (%)
Class A
08-31-2018	11.91	0.19	[6]	0.83	1.02	(0.20)	(0.86)	(1.06)	11.87	8.79	0.56		0.41		1.60	[6]	185,975	20
08-31-2017	11.17	0.18	[6]	1.28	1.46	(0.18)	(0.54)	(0.72)	11.91	13.84	0.55		0.42		1.55	[6]	160,943	36
08-31-2016	11.10	0.15	[6]	0.59	0.74	(0.16)	(0.51)	(0.67)	11.17	6.99	0.54		0.43		1.46	[6]	116,337	18
08-31-2015	12.19	0.15	[6]	(0.62)	(0.47)	(0.13)	(0.49)	(0.62)	11.10	(3.98)	0.53		0.44		1.31	[6]	85,386	14
08-31-2014	10.65	0.10		1.87	1.97	(0.12)	(0.31)	(0.43)	12.19	18.80	0.59		0.58		0.90		73,551	15
Class I
08-31-2018	11.90	0.20	[6]	0.84	1.04	(0.23)	(0.86)	(1.09)	11.85	9.01	0.26		0.11		1.70	[6]	755	20
08-31-2017	11.16	0.21	[6]	1.28	1.49	(0.21)	(0.54)	(0.75)	11.90	14.22	0.24		0.11		1.89	[6]	324	36
08-31-2016	11.08	0.11	[6]	0.68	0.79	(0.20)	(0.51)	(0.71)	11.16	7.43	0.23		0.11		1.53	[6]	288	18
08-31-2015[7]	11.58	0.03	[6]	(0.53)	(0.50)	—	—	—	11.08	(4.32)[8]	0.21	[9]	0.10	[9]	0.50	[6,9]	96	14	[10]
Class R1
08-31-2018	11.84	0.15	[6]	0.82	0.97	(0.16)	(0.86)	(1.02)	11.79	8.39	0.89		0.73		1.27	[6]	4,372	20
08-31-2017	11.11	0.13	[6]	1.28	1.41	(0.14)	(0.54)	(0.68)	11.84	13.44	0.90		0.75		1.20	[6]	4,348	36
08-31-2016	11.04	0.10	[6]	0.61	0.71	(0.13)	(0.51)	(0.64)	11.11	6.65	0.86		0.75		1.02	[6]	4,118	18
08-31-2015	12.13	0.13	[6]	(0.63)	(0.50)	(0.10)	(0.49)	(0.59)	11.04	(4.24)	0.95		0.75		1.09	[6]	2,915	14
08-31-2014	10.61	0.08		1.84	1.92	(0.09)	(0.31)	(0.40)	12.13	18.40	1.31		0.83		0.68		3,685	15
Class R2
08-31-2018	11.84	0.18	[6]	0.82	1.00	(0.19)	(0.86)	(1.05)	11.79	8.66	0.66		0.51		1.52	[6]	2,347	20
08-31-2017	11.11	0.16	[6]	1.28	1.44	(0.17)	(0.54)	(0.71)	11.84	13.74	0.63		0.50		1.44	[6]	3,254	36
08-31-2016	11.04	0.10	[6]	0.64	0.74	(0.16)	(0.51)	(0.67)	11.11	6.93	0.63		0.50		1.14	[6]	1,988	18
08-31-2015	12.14	0.15	[6]	(0.63)	(0.48)	(0.13)	(0.49)	(0.62)	11.04	(4.08)	0.95		0.50		1.29	[6]	845	14
08-31-2014	10.61	0.10		1.86	1.96	(0.12)	(0.31)	(0.43)	12.14	18.78	2.21		0.58		0.86		1,156	15
Class R3
08-31-2018	11.86	0.16	[6]	0.81	0.97	(0.17)	(0.86)	(1.03)	11.80	8.39	0.81		0.66		1.38	[6]	1,628	20
08-31-2017	11.12	0.15	[6]	1.29	1.44	(0.16)	(0.54)	(0.70)	11.86	13.65	0.79		0.65		1.35	[6]	2,879	36
08-31-2016	11.05	0.17	[6]	0.55	0.72	(0.14)	(0.51)	(0.65)	11.12	6.76	0.78		0.65		1.47	[6]	1,822	18
08-31-2015	12.15	0.14	[6]	(0.63)	(0.49)	(0.12)	(0.49)	(0.61)	11.05	(4.22)	0.86		0.65		1.20	[6]	2,210	14
08-31-2014	10.62	0.09		1.85	1.94	(0.10)	(0.31)	(0.41)	12.15	18.59	1.18		0.73		0.82		3,604	15
Class R4
08-31-2018	11.87	0.22	[6]	0.80	1.02	(0.21)	(0.86)	(1.07)	11.82	8.88	0.51		0.25		1.85	[6]	509	20
08-31-2017	11.14	0.20	[6]	1.27	1.47	(0.20)	(0.54)	(0.74)	11.87	13.99	0.50		0.25		1.81	[6]	820	36
08-31-2016	11.07	0.19	[6]	0.57	0.76	(0.18)	(0.51)	(0.69)	11.14	7.20	0.48		0.25		1.72	[6]	995	18
08-31-2015	12.16	0.20	[6]	(0.64)	(0.44)	(0.16)	(0.49)	(0.65)	11.07	(3.75)	0.71		0.25		1.71	[6]	949	14
08-31-2014	10.63	0.13		1.86	1.99	(0.15)	(0.31)	(0.46)	12.16	19.02	1.89		0.33		1.11		1,252	15
Class R5
08-31-2018	11.89	0.22	[6]	0.84	1.06	(0.24)	(0.86)	(1.10)	11.85	9.19	0.21		0.06		1.90	[6]	1,902	20
08-31-2017	11.16	0.23	[6]	1.26	1.49	(0.22)	(0.54)	(0.76)	11.89	14.20	0.19		0.05		2.06	[6]	1,305	36
08-31-2016	11.09	0.25	[6]	0.54	0.79	(0.21)	(0.51)	(0.72)	11.16	7.41	0.18		0.05		2.21	[6]	1,775	18
08-31-2015	12.19	0.20	[6]	(0.62)	(0.42)	(0.19)	(0.49)	(0.68)	11.09	(3.63)	0.28		0.05		1.74	[6]	2,356	14
08-31-2014	10.65	0.18		1.84	2.02	(0.17)	(0.31)	(0.48)	12.19	19.30	0.43		0.13		1.54		2,577	15
Class R6
08-31-2018	11.89	0.21	[6]	0.85	1.06	(0.24)	(0.86)	(1.10)	11.85	9.24	0.16		—		1.79	[6]	21,191	20
08-31-2017	11.16	0.20	[6]	1.30	1.50	(0.23)	(0.54)	(0.77)	11.89	14.26	0.14		—		1.76	[6]	7,367	36
08-31-2016	11.09	0.16	[6]	0.63	0.79	(0.21)	(0.51)	(0.72)	11.16	7.47	0.13		—		1.81	[6]	4,806	18
08-31-2015	12.19	0.22	[6]	(0.64)	(0.42)	(0.19)	(0.49)	(0.68)	11.09	(3.58)	0.31		—		1.87	[6]	2,028	14
08-31-2014	10.64	0.17		1.86	2.03	(0.17)	(0.31)	(0.48)	12.19	19.47	0.32		0.08		1.44		2,554	15

64 JOHN HANCOCK MULTIMANAGER LIFETIME PORTFOLIOS | ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

Multimanager 2030 Lifetime Portfolio (continued)
Per share operating performance for a share outstanding throughout each period											Ratios and supplemental data
		Income (loss) from investment operations				Less distributions					Ratios to average net assets
Period ended	Net asset value, beginning of period ($)	Net investment income (loss) ($)[1,2]		Net real- ized and unrealized gain (loss) on invest- ments ($)	Total from investment operations ($)	From net investment income ($)	From net realized gain ($)	Total distribu- tions ($)	Net asset value, end of period ($)	Total return (%)[3,4]	Expenses before reductions (%)[5]	Expenses including reductions (%)[5]	Net investment income (loss) (%)[2]		Net assets, end of period (in thou- sands)	Portfolio turnover (%)
Class 1
08-31-2018	11.90	0.23	[6]	0.82	1.05	(0.24)	(0.86)	(1.10)	11.85	9.09	0.20	0.05	1.98	[6]	1,081,097	20
08-31-2017	11.16	0.22	[6]	1.28	1.50	(0.22)	(0.54)	(0.76)	11.90	14.29	0.18	0.05	1.99	[6]	1,098,168	36
08-31-2016	11.09	0.21	[6]	0.58	0.79	(0.21)	(0.51)	(0.72)	11.16	7.41	0.16	0.05	1.89	[6]	1,158,836	18
08-31-2015	12.19	0.20	[6]	(0.62)	(0.42)	(0.19)	(0.49)	(0.68)	11.09	(3.63)	0.15	0.05	1.73	[6]	1,144,249	14
08-31-2014	10.65	0.16		1.86	2.02	(0.17)	(0.31)	(0.48)	12.19	19.30	0.14	0.13	1.39		1,246,619	15

[1]	Based on average daily shares outstanding.
[2]	Net investment income is affected by the timing and frequency of the declaration of dividends by the underlying funds in which the portfolio invests.
[3]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[4]	Does not reflect the effect of sales charges, if any.
[5]	Ratios do not include expenses indirectly incurred from underlying funds and can vary based on the mix of underlying funds held by the portfolio.
[6]

Net investment income (loss) per share and net investment income (loss) ratio reflect other income received from the Advisor for reimbursement of indirect net expenses associated with the portfolio’s investments in underlying investment companies of $0.02, $0.02, $0.01, and $0.01 per share and 0.20%, 0.20%, 0.13% and 0.10% for the periods ended 8-31-18, 8-31-17, 8-31-16 and 8-31-15, respectively.

[7]	The inception date for Class I shares is 3-27-15.
[8]	Not annualized.
[9]	Annualized.
[10]	Portfolio turnover is shown for the period from 9-1-14 to 8-31-15.

SEE NOTES TO FINANCIAL STATEMENTS	ANNUAL REPORT | JOHN HANCOCK MULTIMANAGER LIFETIME PORTFOLIOS 65

Financial highlights continued

Multimanager 2025 Lifetime Portfolio
Per share operating performance for a share outstanding throughout each period											Ratios and supplemental data
		Income (loss) from investment operations				Less distributions					Ratios to average net assets
Period ended	Net asset value, beginning of period ($)	Net investment income (loss) ($)[1,2]		Net real- ized and unrealized gain (loss) on invest- ments ($)	Total from investment operations ($)	From net investment income ($)	From net realized gain ($)	Total distribu- tions ($)	Net asset value, end of period ($)	Total return (%)[3,4]	Expenses before reductions (%)[5]		Expenses including reductions (%)[5]		Net investment income (loss) (%)[2]		Net assets, end of period (in thou- sands)	Portfolio turnover (%)
Class A
08-31-2018	11.62	0.21	[6]	0.63	0.84	(0.22)	(0.78)	(1.00)	11.46	7.40	0.56		0.41		1.83	[6]	176,446	21
08-31-2017	11.07	0.20	[6]	1.08	1.28	(0.21)	(0.52)	(0.73)	11.62	12.22	0.55		0.42		1.78	[6]	157,054	37
08-31-2016	11.01	0.19	[6]	0.54	0.73	(0.20)	(0.47)	(0.67)	11.07	6.91	0.54		0.43		1.76	[6]	110,938	21
08-31-2015	12.04	0.18	[6]	(0.59)	(0.41)	(0.16)	(0.46)	(0.62)	11.01	(3.59)	0.53		0.44		1.59	[6]	88,278	15
08-31-2014	10.65	0.14		1.68	1.82	(0.14)	(0.29)	(0.43)	12.04	17.38	0.58		0.58		1.18		74,977	15
Class I
08-31-2018	11.59	0.24	[6]	0.63	0.87	(0.25)	(0.78)	(1.03)	11.43	7.73	0.27		0.11		2.09	[6]	81	21
08-31-2017	11.04	0.23	[6]	1.08	1.31	(0.24)	(0.52)	(0.76)	11.59	12.61	0.24		0.11		2.05	[6]	165	37
08-31-2016	10.98	0.24	[6]	0.52	0.76	(0.23)	(0.47)	(0.70)	11.04	7.26	0.22		0.11		2.16	[6]	97	21
08-31-2015[7]	11.42	0.04	[6]	(0.48)	(0.44)	—	—	—	10.98	(3.85)[8]	0.21	[9]	0.10	[9]	0.83	[6,9]	96	15	[10]
Class R1
08-31-2018	11.55	0.18	[6]	0.61	0.79	(0.18)	(0.78)	(0.96)	11.38	7.01	0.87		0.72		1.56	[6]	4,530	21
08-31-2017	11.01	0.16	[6]	1.07	1.23	(0.17)	(0.52)	(0.69)	11.55	11.82	0.86		0.73		1.49	[6]	4,199	37
08-31-2016	10.94	0.20	[6]	0.50	0.70	(0.16)	(0.47)	(0.63)	11.01	6.67	0.88		0.75		1.66	[6]	3,999	21
08-31-2015	11.98	0.14	[6]	(0.59)	(0.45)	(0.13)	(0.46)	(0.59)	10.94	(3.94)	0.92		0.75		1.19	[6]	5,346	15
08-31-2014	10.60	0.11		1.67	1.78	(0.11)	(0.29)	(0.40)	11.98	17.09	1.30		0.83		0.93		4,313	15
Class R2
08-31-2018	11.56	0.20	[6]	0.62	0.82	(0.21)	(0.78)	(0.99)	11.39	7.26	0.66		0.50		1.75	[6]	2,723	21
08-31-2017	11.01	0.16	[6]	1.11	1.27	(0.20)	(0.52)	(0.72)	11.56	12.20	0.64		0.50		1.49	[6]	2,593	37
08-31-2016	10.95	0.15	[6]	0.57	0.72	(0.19)	(0.47)	(0.66)	11.01	6.85	0.60		0.49		1.51	[6]	1,324	21
08-31-2015	11.99	0.18	[6]	(0.60)	(0.42)	(0.16)	(0.46)	(0.62)	10.95	(3.70)	1.02		0.50		1.56	[6]	770	15
08-31-2014	10.60	0.12		1.70	1.82	(0.14)	(0.29)	(0.43)	11.99	17.46	2.75		0.58		1.05		912	15
Class R3
08-31-2018	11.56	0.18	[6]	0.62	0.80	(0.19)	(0.78)	(0.97)	11.39	7.09	0.81		0.65		1.60	[6]	2,674	21
08-31-2017	11.02	0.19	[6]	1.05	1.24	(0.18)	(0.52)	(0.70)	11.56	11.92	0.80		0.65		1.73	[6]	3,537	37
08-31-2016	10.95	0.18	[6]	0.53	0.71	(0.17)	(0.47)	(0.64)	11.02	6.78	0.77		0.65		1.67	[6]	4,464	21
08-31-2015	12.00	0.18	[6]	(0.63)	(0.45)	(0.14)	(0.46)	(0.60)	10.95	(3.92)	0.83		0.65		1.52	[6]	3,676	15
08-31-2014	10.61	0.12		1.68	1.80	(0.12)	(0.29)	(0.41)	12.00	17.28	1.11		0.73		1.04		4,784	15
Class R4
08-31-2018	11.60	0.22	[6]	0.64	0.86	(0.24)	(0.78)	(1.02)	11.44	7.56	0.52		0.26		1.96	[6]	759	21
08-31-2017	11.05	0.22	[6]	1.08	1.30	(0.23)	(0.52)	(0.75)	11.60	12.45	0.49		0.25		1.99	[6]	785	37
08-31-2016	10.99	0.22	[6]	0.53	0.75	(0.22)	(0.47)	(0.69)	11.05	7.11	0.47		0.25		2.00	[6]	418	21
08-31-2015	12.03	0.22	[6]	(0.61)	(0.39)	(0.19)	(0.46)	(0.65)	10.99	(3.43)	0.67		0.25		1.91	[6]	397	15
08-31-2014	10.63	0.18		1.68	1.86	(0.17)	(0.29)	(0.46)	12.03	17.78	1.51		0.33		1.58		1,388	15
Class R5
08-31-2018	11.60	0.23	[6]	0.64	0.87	(0.26)	(0.78)	(1.04)	11.43	7.71	0.21		0.05		2.06	[6]	1,635	21
08-31-2017	11.05	0.27	[6]	1.05	1.32	(0.25)	(0.52)	(0.77)	11.60	12.68	0.19		0.05		2.47	[6]	1,182	37
08-31-2016	10.99	0.23	[6]	0.54	0.77	(0.24)	(0.47)	(0.71)	11.05	7.34	0.18		0.05		2.06	[6]	1,926	21
08-31-2015	12.03	0.23	[6]	(0.60)	(0.37)	(0.21)	(0.46)	(0.67)	10.99	(3.24)	0.31		0.05		1.96	[6]	2,114	15
08-31-2014	10.63	0.21		1.67	1.88	(0.19)	(0.29)	(0.48)	12.03	18.01	0.85		0.13		1.82		1,733	15
Class R6
08-31-2018	11.59	0.24	[6]	0.64	0.88	(0.27)	(0.78)	(1.05)	11.42	7.77	0.17		—		2.14	[6]	22,698	21
08-31-2017	11.04	0.21	[6]	1.11	1.32	(0.25)	(0.52)	(0.77)	11.59	12.75	0.14		—		1.88	[6]	8,987	37
08-31-2016	10.98	0.20	[6]	0.57	0.77	(0.24)	(0.47)	(0.71)	11.04	7.40	0.13		—		2.04	[6]	3,830	21
08-31-2015	12.02	0.25	[6]	(0.61)	(0.36)	(0.22)	(0.46)	(0.68)	10.98	(3.20)	0.50		—		2.13	[6]	1,007	15
08-31-2014	10.63	0.21		1.66	1.87	(0.19)	(0.29)	(0.48)	12.02	17.97	0.29		0.08		1.84		1,067	15
66 JOHN HANCOCK MULTIMANAGER LIFETIME PORTFOLIOS | ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

Multimanager 2025 Lifetime Portfolio (continued)
Per share operating performance for a share outstanding throughout each period											Ratios and supplemental data
		Income (loss) from investment operations				Less distributions					Ratios to average net assets
Period ended	Net asset value, beginning of period ($)	Net investment income (loss) ($)[1,2]		Net real- ized and unrealized gain (loss) on invest- ments ($)	Total from investment operations ($)	From net investment income ($)	From net realized gain ($)	Total distribu- tions ($)	Net asset value, end of period ($)	Total return (%)[3,4]	Expenses before reductions (%)[5]	Expenses including reductions (%)[5]	Net investment income (loss) (%)[2]		Net assets, end of period (in thou- sands)	Portfolio turnover (%)
Class 1
08-31-2018	11.60	0.25	[6]	0.62	0.87	(0.26)	(0.78)	(1.04)	11.43	7.71	0.20	0.05	2.21	[6]	1,136,209	21
08-31-2017	11.05	0.25	[6]	1.07	1.32	(0.25)	(0.52)	(0.77)	11.60	12.68	0.18	0.05	2.22	[6]	1,176,137	37
08-31-2016	10.99	0.24	[6]	0.53	0.77	(0.24)	(0.47)	(0.71)	11.05	7.34	0.16	0.05	2.20	[6]	1,278,028	21
08-31-2015	12.03	0.23	[6]	(0.60)	(0.37)	(0.21)	(0.46)	(0.67)	10.99	(3.24)	0.15	0.05	2.02	[6]	1,308,200	15
08-31-2014	10.64	0.19		1.68	1.87	(0.19)	(0.29)	(0.48)	12.03	17.89	0.13	0.13	1.65		1,393,300	15

[1]	Based on average daily shares outstanding.
[2]	Net investment income is affected by the timing and frequency of the declaration of dividends by the underlying funds in which the portfolio invests.
[3]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[4]	Does not reflect the effect of sales charges, if any.
[5]	Ratios do not include expenses indirectly incurred from underlying funds and can vary based on the mix of underlying funds held by the portfolio.
[6]

Net investment income (loss) per share and net investment income (loss) ratio reflect other income received from the Advisor for reimbursement of indirect net expenses associated with the portfolio’s investments in underlying investment companies of $0.02, $0.02, $0.01, and $0.01 per share and 0.19%, 0.20%, 0.13% and 0.10%, for the periods ended 8-31-18, 8-31-17, 8-31-16 and 8-31-15, respectively.

[7]	The inception date for Class I shares is 3-27-15.
[8]	Not annualized.
[9]	Annualized.
[10]	Portfolio turnover is shown for the period from 9-1-14 to 8-31-15.

SEE NOTES TO FINANCIAL STATEMENTS	ANNUAL REPORT | JOHN HANCOCK MULTIMANAGER LIFETIME PORTFOLIOS 67

Financial highlights continued

Multimanager 2020 Lifetime Portfolio
Per share operating performance for a share outstanding throughout each period											Ratios and supplemental data
		Income (loss) from investment operations				Less distributions					Ratios to average net assets
Period ended	Net asset value, beginning of period ($)	Net investment income (loss) ($)[1,2]		Net real- ized and unrealized gain (loss) on invest- ments ($)	Total from investment operations ($)	From net investment income ($)	From net realized gain ($)	Total distribu- tions ($)	Net asset value, end of period ($)	Total return (%)[3,4]	Expenses before reductions (%)[5]		Expenses including reductions (%)[5]		Net investment income (loss) (%)[2]		Net assets, end of period (in thou- sands)	Portfolio turnover (%)
Class A
08-31-2018	10.93	0.22	[6]	0.41	0.63	(0.23)	(0.67)	(0.90)	10.66	5.92	0.57		0.41		2.02	[6]	171,973	19
08-31-2017	10.64	0.22	[6]	0.82	1.04	(0.23)	(0.52)	(0.75)	10.93	10.42	0.55		0.42		2.05	[6]	144,135	35
08-31-2016	10.69	0.21	[6]	0.47	0.68	(0.23)	(0.50)	(0.73)	10.64	6.72	0.54		0.43		2.07	[6]	112,709	20
08-31-2015	11.69	0.22	[6]	(0.60)	(0.38)	(0.19)	(0.43)	(0.62)	10.69	(3.38)	0.54		0.44		1.96	[6]	85,398	18
08-31-2014	10.53	0.16		1.47	1.63	(0.18)	(0.29)	(0.47)	11.69	15.79	0.59		0.58		1.46		77,843	17
Class I
08-31-2018	10.94	0.23	[6]	0.43	0.66	(0.26)	(0.67)	(0.93)	10.67	6.23	0.28		0.11		2.21	[6]	705	19
08-31-2017	10.65	0.24	[6]	0.83	1.07	(0.26)	(0.52)	(0.78)	10.94	10.76	0.24		0.11		2.31	[6]	155	35
08-31-2016	10.69	0.26	[6]	0.46	0.72	(0.26)	(0.50)	(0.76)	10.65	7.16	0.23		0.11		2.47	[6]	99	20
08-31-2015[7]	11.07	0.06	[6]	(0.44)	(0.38)	—	—	—	10.69	(3.43)[8]	0.22	[9]	0.10	[9]	1.17	[6,9]	97	18	[10]
Class R1
08-31-2018	10.88	0.18	[6]	0.40	0.58	(0.19)	(0.67)	(0.86)	10.60	5.49	0.91		0.74		1.71	[6]	4,465	19
08-31-2017	10.59	0.17	[6]	0.83	1.00	(0.19)	(0.52)	(0.71)	10.88	10.09	0.90		0.75		1.57	[6]	4,253	35
08-31-2016	10.64	0.19	[6]	0.45	0.64	(0.19)	(0.50)	(0.69)	10.59	6.38	0.88		0.75		1.79	[6]	3,091	20
08-31-2015	11.64	0.19	[6]	(0.59)	(0.40)	(0.17)	(0.43)	(0.60)	10.64	(3.65)	0.93		0.74		1.66	[6]	3,098	18
08-31-2014	10.50	0.14		1.44	1.58	(0.15)	(0.29)	(0.44)	11.64	15.36	1.32		0.83		1.23		3,553	17
Class R2
08-31-2018	10.89	0.20	[6]	0.41	0.61	(0.22)	(0.67)	(0.89)	10.61	5.74	0.67		0.51		1.86	[6]	1,440	19
08-31-2017	10.60	0.21	[6]	0.82	1.03	(0.22)	(0.52)	(0.74)	10.89	10.37	0.65		0.50		2.02	[6]	1,778	35
08-31-2016	10.65	0.18	[6]	0.49	0.67	(0.22)	(0.50)	(0.72)	10.60	6.66	0.62		0.50		1.84	[6]	1,370	20
08-31-2015	11.65	0.21	[6]	(0.59)	(0.38)	(0.19)	(0.43)	(0.62)	10.65	(3.40)	0.91		0.49		1.87	[6]	1,105	18
08-31-2014	10.50	0.15		1.47	1.62	(0.18)	(0.29)	(0.47)	11.65	15.73	2.24		0.58		1.33		1,233	17
Class R3
08-31-2018	10.89	0.20	[6]	0.39	0.59	(0.20)	(0.67)	(0.87)	10.61	5.59	0.82		0.65		1.84	[6]	1,566	19
08-31-2017	10.61	0.22	[6]	0.78	1.00	(0.20)	(0.52)	(0.72)	10.89	10.09	0.80		0.65		2.10	[6]	2,259	35
08-31-2016	10.65	0.22	[6]	0.44	0.66	(0.20)	(0.50)	(0.70)	10.61	6.59	0.78		0.65		1.99	[6]	3,009	20
08-31-2015	11.66	0.20	[6]	(0.60)	(0.40)	(0.18)	(0.43)	(0.61)	10.65	(3.63)	0.83		0.65		1.81	[6]	3,419	18
08-31-2014	10.51	0.16		1.45	1.61	(0.17)	(0.29)	(0.46)	11.66	15.56	1.12		0.73		1.42		4,269	17
Class R4
08-31-2018	10.89	0.27	[6]	0.37	0.64	(0.24)	(0.67)	(0.91)	10.62	6.11	0.52		0.25		2.51	[6]	211	19
08-31-2017	10.61	0.25	[6]	0.80	1.05	(0.25)	(0.52)	(0.77)	10.89	10.55	0.50		0.25		2.35	[6]	513	35
08-31-2016	10.66	0.27	[6]	0.43	0.70	(0.25)	(0.50)	(0.75)	10.61	6.94	0.48		0.25		2.52	[6]	870	20
08-31-2015	11.66	0.27	[6]	(0.62)	(0.35)	(0.22)	(0.43)	(0.65)	10.66	(3.15)	0.72		0.25		2.41	[6]	1,064	18
08-31-2014	10.51	0.20		1.45	1.65	(0.21)	(0.29)	(0.50)	11.66	16.00	2.00		0.33		1.80		1,151	17
Class R5
08-31-2018	10.93	0.25	[6]	0.42	0.67	(0.27)	(0.67)	(0.94)	10.66	6.29	0.22		0.06		2.37	[6]	5,384	19
08-31-2017	10.64	0.25	[6]	0.83	1.08	(0.27)	(0.52)	(0.79)	10.93	10.84	0.20		0.05		2.40	[6]	4,687	35
08-31-2016	10.69	0.27	[6]	0.45	0.72	(0.27)	(0.50)	(0.77)	10.64	7.14	0.18		0.05		2.60	[6]	4,130	20
08-31-2015	11.70	0.26	[6]	(0.59)	(0.33)	(0.25)	(0.43)	(0.68)	10.69	(3.03)	0.23		0.05		2.35	[6]	4,494	18
08-31-2014	10.55	0.24		1.43	1.67	(0.23)	(0.29)	(0.52)	11.70	16.16	0.40		0.13		2.10		3,896	17
Class R6
08-31-2018	10.92	0.25	[6]	0.42	0.67	(0.27)	(0.67)	(0.94)	10.65	6.36	0.17		—		2.32	[6]	16,997	19
08-31-2017	10.63	0.24	[6]	0.84	1.08	(0.27)	(0.52)	(0.79)	10.92	10.92	0.15		—		2.31	[6]	10,285	35
08-31-2016	10.69	0.25	[6]	0.47	0.72	(0.28)	(0.50)	(0.78)	10.63	7.11	0.13		—		2.70	[6]	3,713	20
08-31-2015	11.69	0.28	[6]	(0.60)	(0.32)	(0.25)	(0.43)	(0.68)	10.69	(2.90)	0.32		—		2.52	[6]	2,285	18
08-31-2014	10.53	0.23		1.45	1.68	(0.23)	(0.29)	(0.52)	11.69	16.35	0.30		0.08		2.06		1,745	17

68 JOHN HANCOCK MULTIMANAGER LIFETIME PORTFOLIOS | ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

Multimanager 2020 Lifetime Portfolio (continued)
Per share operating performance for a share outstanding throughout each period											Ratios and supplemental data
		Income (loss) from investment operations				Less distributions					Ratios to average net assets
Period ended	Net asset value, beginning of period ($)	Net investment income (loss) ($)[1,2]		Net real- ized and unrealized gain (loss) on invest- ments ($)	Total from investment operations ($)	From net investment income ($)	From net realized gain ($)	Total distribu- tions ($)	Net asset value, end of period ($)	Total return (%)[3,4]	Expenses before reductions (%)[5]	Expenses including reductions (%)[5]	Net investment income (loss) (%)[2]		Net assets, end of period (in thou- sands)	Portfolio turnover (%)
Class 1
08-31-2018	10.93	0.26	[6]	0.41	0.67	(0.27)	(0.67)	(0.94)	10.66	6.29	0.21	0.05	2.44	[6]	733,558	19
08-31-2017	10.64	0.26	[6]	0.82	1.08	(0.27)	(0.52)	(0.79)	10.93	10.84	0.18	0.05	2.50	[6]	821,058	35
08-31-2016	10.69	0.27	[6]	0.45	0.72	(0.27)	(0.50)	(0.77)	10.64	7.14	0.17	0.05	2.52	[6]	955,449	20
08-31-2015	11.70	0.27	[6]	(0.60)	(0.33)	(0.25)	(0.43)	(0.68)	10.69	(3.03)	0.15	0.05	2.39	[6]	1,032,205	18
08-31-2014	10.54	0.22		1.46	1.68	(0.23)	(0.29)	(0.52)	11.70	16.27	0.14	0.13	1.95		1,158,072	17

[1]	Based on average daily shares outstanding.
[2]	Net investment income is affected by the timing and frequency of the declaration of dividends by the underlying funds in which the portfolio invests.
[3]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[4]	Does not reflect the effect of sales charges, if any.
[5]	Ratios do not include expenses indirectly incurred from underlying funds and can vary based on the mix of underlying funds held by the portfolio.
[6]	Net investment income (loss) per share and net investment income (loss) ratio reflect other income received from the Advisor for reimbursement of indirect net expenses associated with the portfolio’s investments in underlying investment companies of $0.02, $0.02, $0.02 and $0.01 per share and 0.20%, 0.21%, 0.14% and 0.12% for periods ended 8-31-18, 8-31-17, 8-31-16 and 8-31-15, respectively.
[7]	The inception date for Class I shares is 3-27-15.
[8]	Not annualized.
[9]	Annualized.
[10]	Portfolio turnover is shown for the period from 9-1-14 to 8-31-15.

SEE NOTES TO FINANCIAL STATEMENTS	ANNUAL REPORT | JOHN HANCOCK MULTIMANAGER LIFETIME PORTFOLIOS 69

Financial highlights continued

Multimanager 2015 Lifetime Portfolio
Per share operating performance for a share outstanding throughout each period											Ratios and supplemental data
		Income (loss) from investment operations				Less distributions					Ratios to average net assets
Period ended	Net asset value, beginning of period ($)	Net investment income (loss) ($)[1,2]		Net real- ized and unrealized gain (loss) on invest- ments ($)	Total from investment operations ($)	From net investment income ($)	From net realized gain ($)	Total distribu- tions ($)	Net asset value, end of period ($)	Total return (%)[3,4]	Expenses before reductions (%)[5]		Expenses including reductions (%)[5]		Net investment income (loss) (%)[2]		Net assets, end of period (in thou- sands)	Portfolio turnover (%)
Class A
08-31-2018	10.13	0.22	[6]	0.23	0.45	(0.24)	(0.59)	(0.83)	9.75	4.54	0.60		0.41		2.22	[6]	98,847	17
08-31-2017	10.02	0.22	[6]	0.60	0.82	(0.24)	(0.47)	(0.71)	10.13	8.81	0.58		0.42		2.26	[6]	90,426	38
08-31-2016	10.25	0.22	[6]	0.41	0.63	(0.25)	(0.61)	(0.86)	10.02	6.63	0.56		0.43		2.32	[6]	73,985	19
08-31-2015	11.35	0.24	[6]	(0.58)	(0.34)	(0.23)	(0.53)	(0.76)	10.25	(3.13)	0.55		0.44		2.26	[6]	62,597	16
08-31-2014	10.43	0.19		1.23	1.42	(0.21)	(0.29)	(0.50)	11.35	13.93	0.59		0.58		1.74		61,465	20
Class I
08-31-2018	10.14	0.24	[6]	0.24	0.48	(0.27)	(0.59)	(0.86)	9.76	4.85	0.31		0.11		2.49	[6]	610	17
08-31-2017	10.02	0.22	[6]	0.65	0.87	(0.28)	(0.47)	(0.75)	10.14	9.27	0.27		0.11		2.27	[6]	369	38
08-31-2016	10.25	0.27	[6]	0.39	0.66	(0.28)	(0.61)	(0.89)	10.02	6.98	0.25		0.11		2.74	[6]	95	19
08-31-2015[7]	10.58	0.06	[6]	(0.39)	(0.33)	—	—	—	10.25	(3.12)[8]	0.23	[9]	0.10	[9]	1.40	[6,9]	97	16	[10]
Class R1
08-31-2018	10.09	0.19	[6]	0.22	0.41	(0.21)	(0.59)	(0.80)	9.70	4.10	0.94		0.74		1.92	[6]	1,487	17
08-31-2017	9.98	0.19	[6]	0.60	0.79	(0.21)	(0.47)	(0.68)	10.09	8.48	0.93		0.75		1.98	[6]	1,867	38
08-31-2016	10.21	0.20	[6]	0.40	0.60	(0.22)	(0.61)	(0.83)	9.98	6.29	0.90		0.75		2.05	[6]	2,200	19
08-31-2015	11.32	0.19	[6]	(0.57)	(0.38)	(0.20)	(0.53)	(0.73)	10.21	(3.48)	1.07		0.75		1.82	[6]	2,238	16
08-31-2014	10.40	0.18		1.22	1.40	(0.19)	(0.29)	(0.48)	11.32	13.69	2.09		0.83		1.63		1,184	20
Class R2
08-31-2018	10.09	0.17	[6]	0.25	0.42	(0.23)	(0.59)	(0.82)	9.69	4.16	0.71		0.51		1.71	[6]	47	17
08-31-2017	9.98	0.19	[6]	0.63	0.82	(0.24)	(0.47)	(0.71)	10.09	8.88	0.66		0.50		1.94	[6]	584	38
08-31-2016	10.22	0.23	[6]	0.39	0.62	(0.25)	(0.61)	(0.86)	9.98	6.54	0.65		0.50		2.17	[6]	158	19
08-31-2015	11.33	0.25	[6]	(0.60)	(0.35)	(0.23)	(0.53)	(0.76)	10.22	(3.23)	1.81		0.50		2.33	[6]	143	16
08-31-2014	10.41	0.18		1.24	1.42	(0.21)	(0.29)	(0.50)	11.33	13.96	5.76		0.58		1.62		366	20
Class R3
08-31-2018	10.10	0.19	[6]	0.23	0.42	(0.22)	(0.59)	(0.81)	9.71	4.20	0.86		0.66		1.93	[6]	2,556	17
08-31-2017	9.98	0.23	[6]	0.58	0.81	(0.22)	(0.47)	(0.69)	10.10	8.70	0.82		0.65		2.31	[6]	3,126	38
08-31-2016	10.21	0.23	[6]	0.38	0.61	(0.23)	(0.61)	(0.84)	9.98	6.40	0.80		0.65		2.25	[6]	5,620	19
08-31-2015	11.32	0.22	[6]	(0.59)	(0.37)	(0.21)	(0.53)	(0.74)	10.21	(3.38)	0.82		0.65		2.04	[6]	6,405	16
08-31-2014	10.41	0.18		1.22	1.40	(0.20)	(0.29)	(0.49)	11.32	13.69	1.03		0.73		1.62		6,277	20
Class R4
08-31-2018	10.11	0.24	[6]	0.22	0.46	(0.26)	(0.59)	(0.85)	9.72	4.62	0.56		0.26		2.45	[6]	65	17
08-31-2017	10.00	0.25	[6]	0.59	0.84	(0.26)	(0.47)	(0.73)	10.11	9.04	0.52		0.25		2.54	[6]	95	38
08-31-2016	10.23	0.26	[6]	0.39	0.65	(0.27)	(0.61)	(0.88)	10.00	6.85	0.49		0.25		2.63	[6]	109	19
08-31-2015	11.34	0.26	[6]	(0.58)	(0.32)	(0.26)	(0.53)	(0.79)	10.23	(2.98)	1.51		0.25		2.43	[6]	182	16
08-31-2014	10.43	0.22		1.22	1.44	(0.24)	(0.29)	(0.53)	11.34	14.11	6.96		0.33		2.03		251	20
Class R5
08-31-2018	10.14	0.26	[6]	0.22	0.48	(0.28)	(0.59)	(0.87)	9.75	4.81	0.26		0.06		2.66	[6]	1,206	17
08-31-2017	10.02	0.26	[6]	0.61	0.87	(0.28)	(0.47)	(0.75)	10.14	9.34	0.22		0.05		2.61	[6]	1,292	38
08-31-2016	10.26	0.30	[6]	0.36	0.66	(0.29)	(0.61)	(0.90)	10.02	6.96	0.20		0.05		2.78	[6]	1,442	19
08-31-2015	11.37	0.28	[6]	(0.58)	(0.30)	(0.28)	(0.53)	(0.81)	10.26	(2.77)	0.36		0.05		2.62	[6]	1,767	16
08-31-2014	10.45	0.26		1.21	1.47	(0.26)	(0.29)	(0.55)	11.37	14.40	1.13		0.13		2.41		1,360	20
Class R6
08-31-2018	10.14	0.24	[6]	0.25	0.49	(0.28)	(0.59)	(0.87)	9.76	4.96	0.21		—		2.49	[6]	7,076	17
08-31-2017	10.03	0.23	[6]	0.64	0.87	(0.29)	(0.47)	(0.76)	10.14	9.29	0.17		—		2.39	[6]	3,109	38
08-31-2016	10.26	0.26	[6]	0.41	0.67	(0.29)	(0.61)	(0.90)	10.03	7.11	0.15		—		3.10	[6]	830	19
08-31-2015	11.37	0.31	[6]	(0.60)	(0.29)	(0.29)	(0.53)	(0.82)	10.26	(2.72)	0.89		—		2.88	[6]	394	16
08-31-2014	10.45	0.27		1.20	1.47	(0.26)	(0.29)	(0.55)	11.37	14.46	0.50		0.08		2.48		656	20

70 JOHN HANCOCK MULTIMANAGER LIFETIME PORTFOLIOS | ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

Multimanager 2015 Lifetime Portfolio (continued)
Per share operating performance for a share outstanding throughout each period											Ratios and supplemental data
		Income (loss) from investment operations				Less distributions					Ratios to average net assets
Period ended	Net asset value, beginning of period ($)	Net investment income (loss) ($)[1,2]		Net real- ized and unrealized gain (loss) on invest- ments ($)	Total from investment operations ($)	From net investment income ($)	From net realized gain ($)	Total distribu- tions ($)	Net asset value, end of period ($)	Total return (%)[3,4]	Expenses before reductions (%)[5]	Expenses including reductions (%)[5]	Net investment income (loss) (%)[2]		Net assets, end of period (in thou- sands)	Portfolio turnover (%)
Class 1
08-31-2018	10.14	0.26	[6]	0.22	0.48	(0.28)	(0.59)	(0.87)	9.75	4.81	0.24	0.05	2.62	[6]	253,242	17
08-31-2017	10.02	0.27	[6]	0.60	0.87	(0.28)	(0.47)	(0.75)	10.14	9.34	0.21	0.05	2.70	[6]	324,331	38
08-31-2016	10.26	0.29	[6]	0.37	0.66	(0.29)	(0.61)	(0.90)	10.02	6.96	0.18	0.05	2.79	[6]	410,447	19
08-31-2015	11.37	0.29	[6]	(0.59)	(0.30)	(0.28)	(0.53)	(0.81)	10.26	(2.77)	0.16	0.05	2.69	[6]	486,633	16
08-31-2014	10.45	0.25		1.22	1.47	(0.26)	(0.29)	(0.55)	11.37	14.40	0.14	0.13	2.27		602,569	20

[1]	Based on average daily shares outstanding.
[2]	Net investment income is affected by the timing and frequency of the declaration of dividends by the underlying funds in which the portfolio invests.
[3]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[4]	Does not reflect the effect of sales charges, if any.
[5]	Ratios do not include expenses indirectly incurred from underlying funds and can vary based on the mix of underlying funds held by the portfolio.
[6]	Net investment income (loss) per share and net investment income (loss) ratio reflect other income received from the Advisor for reimbursement of indirect net expenses associated with the portfolio’s investments in underlying investment companies of $0.02, $0.02, $0.02 and $0.01 per share and 0.21%, 0.22%, 0.15% and 0.12% for the periods ended 8-31-18, 8-31-17, 8-31-16 and 8-31-15, respectively.
[7]	The inception date for Class I shares is 3-27-15.
[8]	Not annualized.
[9]	Annualized.
[10]	Portfolio turnover is shown for the period from 9-1-14 to 8-31-15.

SEE NOTES TO FINANCIAL STATEMENTS	ANNUAL REPORT | JOHN HANCOCK MULTIMANAGER LIFETIME PORTFOLIOS 71

Financial highlights continued

Multimanager 2010 Lifetime Portfolio
Per share operating performance for a share outstanding throughout each period											Ratios and supplemental data
		Income (loss) from investment operations				Less distributions					Ratios to average net assets
Period ended	Net asset value, beginning of period ($)	Net investment income (loss) ($)[1,2]		Net real- ized and unrealized gain (loss) on invest- ments ($)	Total from investment operations ($)	From net investment income ($)	From net realized gain ($)	Total distribu- tions ($)	Net asset value, end of period ($)	Total return (%)[3,4]	Expenses before reductions (%)[5]		Expenses including reductions (%)[5]		Net investment income (loss) (%)[2]		Net assets, end of period (in thou- sands)	Portfolio turnover (%)
Class A
08-31-2018	9.54	0.22	[6]	0.12	0.34	(0.23)	(0.40)	(0.63)	9.25	3.65	0.64		0.41		2.36	[6]	46,288	20
08-31-2017	9.49	0.22	[6]	0.46	0.68	(0.24)	(0.39)	(0.63)	9.54	7.71	0.61		0.42		2.38	[6]	47,800	39
08-31-2016	9.59	0.24	[6]	0.36	0.60	(0.26)	(0.44)	(0.70)	9.49	6.63	0.59		0.43		2.55	[6]	42,691	20
08-31-2015	10.57	0.25	[6]	(0.55)	(0.30)	(0.25)	(0.43)	(0.68)	9.59	(2.97)	0.57		0.44		2.50	[6]	41,187	16
08-31-2014	9.97	0.21		0.98	1.19	(0.22)	(0.37)	(0.59)	10.57	12.33	0.60		0.59		2.00		39,227	23
Class I
08-31-2018	9.55	0.24	[6]	0.12	0.36	(0.26)	(0.40)	(0.66)	9.25	3.84	0.35		0.11		2.57	[6]	158	20
08-31-2017	9.49	0.23	[6]	0.49	0.72	(0.27)	(0.39)	(0.66)	9.55	8.17	0.30		0.11		2.51	[6]	202	39
08-31-2016	9.60	0.27	[6]	0.35	0.62	(0.29)	(0.44)	(0.73)	9.49	6.87	0.27		0.11		2.91	[6]	96	20
08-31-2015[7]	9.88	0.07	[6]	(0.35)	(0.28)	—	—	—	9.60	(2.83)[8]	0.26	[9]	0.11	[9]	1.61	[6,9]	97	16	[10]
Class R1
08-31-2018	9.50	0.19	[6]	0.12	0.31	(0.21)	(0.40)	(0.61)	9.20	3.25	0.89		0.65		2.09	[6]	528	20
08-31-2017	9.44	0.18	[6]	0.49	0.67	(0.22)	(0.39)	(0.61)	9.50	7.53	0.89		0.70		1.93	[6]	653	39
08-31-2016	9.55	0.21	[6]	0.35	0.56	(0.23)	(0.44)	(0.67)	9.44	6.20	0.88		0.71		2.26	[6]	486	20
08-31-2015	10.53	0.22	[6]	(0.55)	(0.33)	(0.22)	(0.43)	(0.65)	9.55	(3.24)	1.39		0.75		2.17	[6]	531	16
08-31-2014	9.93	0.17		1.00	1.17	(0.20)	(0.37)	(0.57)	10.53	12.11	4.01		0.84		1.65		531	23
Class R2
08-31-2018	9.53	0.21	[6]	0.11	0.32	(0.22)	(0.40)	(0.62)	9.23	3.45	0.75		0.51		2.21	[6]	452	20
08-31-2017	9.47	0.16	[6]	0.53	0.69	(0.24)	(0.39)	(0.63)	9.53	7.75	0.67		0.48		1.71	[6]	522	39
08-31-2016	9.59	0.59	[6]	(0.02)	0.57	(0.25)	(0.44)	(0.69)	9.47	6.33	0.71		0.50		4.18	[6]	70	20
08-31-2015	10.57	0.25	[6]	(0.55)	(0.30)	(0.25)	(0.43)	(0.68)	9.59	(2.97)	1.22		0.50		2.49	[6]	561	16
08-31-2014	9.96	0.21		0.99	1.20	(0.22)	(0.37)	(0.59)	10.57	12.45	2.81		0.59		1.99		681	23
Class R3
08-31-2018	9.51	0.19	[6]	0.12	0.31	(0.21)	(0.40)	(0.61)	9.21	3.30	0.90		0.66		2.03	[6]	151	20
08-31-2017	9.45	0.22	[6]	0.45	0.67	(0.22)	(0.39)	(0.61)	9.51	7.60	0.85		0.65		2.36	[6]	254	39
08-31-2016	9.56	0.32	[6]	0.25	0.57	(0.24)	(0.44)	(0.68)	9.45	6.30	0.83		0.65		3.01	[6]	598	20
08-31-2015	10.55	0.23	[6]	(0.56)	(0.33)	(0.23)	(0.43)	(0.66)	9.56	(3.23)	1.01		0.65		2.27	[6]	1,183	16
08-31-2014	9.94	0.19		1.00	1.19	(0.21)	(0.37)	(0.58)	10.55	12.31	2.09		0.74		1.82		1,200	23
Class R4
08-31-2018	9.54	0.25	[6]	0.10	0.35	(0.25)	(0.40)	(0.65)	9.24	3.70	0.57		0.23		2.67	[6]	73	20
08-31-2017	9.48	0.25	[6]	0.46	0.71	(0.26)	(0.39)	(0.65)	9.54	8.03	0.56		0.25		2.71	[6]	247	39
08-31-2016	9.59	0.24	[6]	0.37	0.61	(0.28)	(0.44)	(0.72)	9.48	6.73	0.53		0.25		2.65	[6]	980	20
08-31-2015	10.58	0.25	[6]	(0.54)	(0.29)	(0.27)	(0.43)	(0.70)	9.59	(2.82)	0.85		0.24		2.47	[6]	879	16
08-31-2014	9.97	0.23		1.00	1.23	(0.25)	(0.37)	(0.62)	10.58	12.72	3.39		0.34		2.21		607	23
Class R5
08-31-2018	9.55	0.31	[6]	0.06	0.37	(0.27)	(0.40)	(0.67)	9.25	3.90	0.30		0.05		3.20	[6]	43	20
08-31-2017	9.50	0.25	[6]	0.47	0.72	(0.28)	(0.39)	(0.67)	9.55	8.13	0.25		0.05		2.74	[6]	364	39
08-31-2016	9.61	0.30	[6]	0.33	0.63	(0.30)	(0.44)	(0.74)	9.50	6.95	0.23		0.05		3.07	[6]	266	20
08-31-2015	10.59	0.30	[6]	(0.56)	(0.26)	(0.29)	(0.43)	(0.72)	9.61	(2.52)	1.20		0.04		2.95	[6]	233	16
08-31-2014	9.98	0.28		0.97	1.25	(0.27)	(0.37)	(0.64)	10.59	12.93	1.81		0.14		2.75		213	23
Class R6
08-31-2018	9.56	0.25	[6]	0.12	0.37	(0.27)	(0.40)	(0.67)	9.26	3.95	0.25		—		2.69	[6]	3,754	20
08-31-2017	9.50	0.22	[6]	0.51	0.73	(0.28)	(0.39)	(0.67)	9.56	8.29	0.20		—		2.40	[6]	2,044	39
08-31-2016	9.61	0.62	[6]	0.01	0.63	(0.30)	(0.44)	(0.74)	9.50	7.01	0.18		—		4.33	[6]	67	20
08-31-2015	10.60	0.31	[6]	(0.57)	(0.26)	(0.30)	(0.43)	(0.73)	9.61	(2.56)	1.04		—		3.06	[6]	171	16
08-31-2014	9.99	0.27		0.98	1.25	(0.27)	(0.37)	(0.64)	10.60	12.97	0.58		0.09		2.57		506	23
72 JOHN HANCOCK MULTIMANAGER LIFETIME PORTFOLIOS | ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

Multimanager 2010 Lifetime Portfolio (continued)
Per share operating performance for a share outstanding throughout each period											Ratios and supplemental data
		Income (loss) from investment operations				Less distributions					Ratios to average net assets
Period ended	Net asset value, beginning of period ($)	Net investment income (loss) ($)[1,2]		Net real- ized and unrealized gain (loss) on invest- ments ($)	Total from investment operations ($)	From net investment income ($)	From net realized gain ($)	Total distribu- tions ($)	Net asset value, end of period ($)	Total return (%)[3,4]	Expenses before reductions (%)[5]	Expenses including reductions (%)[5]	Net investment income (loss) (%)[2]		Net assets, end of period (in thou- sands)	Portfolio turnover (%)
Class 1
08-31-2018	9.56	0.25	[6]	0.12	0.37	(0.27)	(0.40)	(0.67)	9.26	3.90	0.29	0.05	2.72	[6]	161,261	20
08-31-2017	9.50	0.26	[6]	0.47	0.73	(0.28)	(0.39)	(0.67)	9.56	8.24	0.24	0.05	2.83	[6]	193,321	39
08-31-2016	9.61	0.29	[6]	0.34	0.63	(0.30)	(0.44)	(0.74)	9.50	6.95	0.21	0.05	2.96	[6]	233,197	20
08-31-2015	10.60	0.30	[6]	(0.57)	(0.27)	(0.29)	(0.43)	(0.72)	9.61	(2.61)	0.17	0.05	2.96	[6]	268,891	16
08-31-2014	9.99	0.25		1.00	1.25	(0.27)	(0.37)	(0.64)	10.60	12.92	0.14	0.14	2.46		352,261	23

[1]	Based on average daily shares outstanding.
[2]	Net investment income is affected by the timing and frequency of the declaration of dividends by the underlying funds in which the portfolio invests.
[3]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[4]	Does not reflect the effect of sales charges, if any.
[5]	Ratios do not include expenses indirectly incurred from underlying funds and can vary based on the mix of underlying funds held by the portfolio.
[6]	Net investment income (loss) per share and net investment income (loss) ratio reflect other income received from the Advisor for reimbursement of indirect net expenses associated with the portfolio’s investments in underlying investment companies of $0.02, $0.02, $0.02 and $0.01 per share and 0.23%, 0.24%, 0.17% and 0.14% for the periods ended 8-31-18, 8-31-17, 8-31-16 and 8-31-15, respectively.
[7]	The inception date for Class I shares is 3-27-15.
[8]	Not annualized.
[9]	Annualized.
[10]	Portfolio turnover is shown for the period from 9-1-14 to 8-31-15.

SEE NOTES TO FINANCIAL STATEMENTS	ANNUAL REPORT | JOHN HANCOCK MULTIMANAGER LIFETIME PORTFOLIOS 73

Notes to financial statements

Note 1 — Organization

John Hancock Funds II (the Trust) is an open-end management investment company organized as a Massachusetts business trust and registered under the Investment Company Act of 1940, as amended (the 1940 Act). It is a series company with multiple investment series, eleven of which (collectively, Multimanager Lifetime Portfolios, or the portfolios, and each individually, the portfolio) are presented in this report. The portfolios operate as "fund of funds", investing in Class NAV shares of affiliated underlying funds of the Trust and other funds in the John Hancock funds complex and other permitted investments.

The portfolios may offer multiple classes of shares. The shares currently offered by the portfolios are detailed in the Statements of assets and liabilities. Class A shares are offered to all investors. Class I shares are offered to institutions and certain investors. Class R1, Class R2, Class R3, Class R4 and Class R5 shares are available only to certain retirement and 529 plans. Class R6 shares are only available to certain retirement plans, institutions and other investors. Class 1 shares are offered only to certain affiliates of Manulife Financial Corporation (MFC). Shareholders of each class have exclusive voting rights to matters that affect that class. The distribution and service fees if any, and transfer agent fees for each class may differ.

The investment objective of each portfolio is to seek high total return through the portfolio's target retirement date, with a greater focus on income beyond the target date. Total return, commonly understood as the combination of income and capital appreciation, includes interest, capital gains, dividends, and distributions realized over a given period of time.

The accounting policies of the John Hancock underlying funds in which the portfolios invest are outlined in the underlying funds' shareholder reports, which include the underlying funds' financial statements, available without charge by calling 800-344-1029 or visiting jhinvestments.com, on the Securities and Exchange Commission (SEC) website at sec.gov or at the SEC's public reference room in Washington, D.C. The underlying funds are not covered by this report.

Note 2 — Significant accounting policies

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (US GAAP), which require management to make certain estimates and assumptions as of the date of the financial statements. Actual results could differ from those estimates and those differences could be significant. The portfolios qualify as investment companies under Topic 946 of Accounting Standards Codification of US GAAP.

Events or transactions occurring after the end of the fiscal period through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the portfolios:

Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 p.m., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the net asset value (NAV) may be determined as of the regularly scheduled close of the NYSE pursuant to the portfolios' Valuation Policies and Procedures.

In order to value the securities, the portfolios use the following valuation techniques: Investments by the portfolios in underlying affiliated funds and/or other open-end management investment companies are valued at their respective NAVs each business day. Debt obligations are valued based on the evaluated prices provided by an independent pricing vendor or from broker-dealers. Independent pricing vendors utilize matrix pricing which takes into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data, as well as broker supplied prices.

The portfolios use a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities, including registered investment companies. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the portfolio's own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.

As of August 31, 2018, all investments are categorized as Level 1 under the hierarchy described above, except for U.S. Treasury bills which are categorized as Level 2.

Security transactions and related investment income. Investment security transactions are accounted for on a trade date plus one basis for daily NAV calculations. However, for financial reporting purposes, investment transactions are reported on trade date. Interest income is accrued as earned. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds from litigation. Income and capital gain distributions from underlying funds are recorded on ex-date.

Line of credit. The portfolios may have the ability to borrow from banks for temporary or emergency purposes, including meeting redemption requests that otherwise might require the untimely sale of securities. Pursuant to the portfolio's custodian agreement, the custodian may loan money to the portfolios to make properly authorized payments. The portfolios are obligated to repay the custodian for any overdraft, including any related costs or expenses. The custodian may have a lien, security interest or security entitlement in any portfolio property that is not otherwise segregated or pledged, to the extent of any overdraft, and to the maximum extent permitted by law.

The portfolios and other affiliated funds have entered into a syndicated line of credit agreement with Citibank, N.A. as the administrative agent that enables them to participate in a $750 million unsecured committed line of credit. Excluding commitments designated for a certain fund and subject to the needs of all other affiliated funds, the portfolios can borrow up to an aggregate commitment amount of $500 million, subject to asset coverage and other limitations as specified in the agreement. A commitment fee payable at the end of each calendar quarter, based on the average daily unused portion of the line of credit, is charged to each participating portfolio based on a combination of fixed and asset based allocations and is reflected in Other expenses on the Statement of operations. For the year ended August 31, 2018, the portfolios had no borrowings under the line of credit.

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Commitment fees for the year ended August 31, 2018 were as follows:

Portfolio	Commitment fee
Multimanager 2060 Lifetime Portfolio	$2,036
Multimanager 2055 Lifetime Portfolio	2,297
Multimanager 2050 Lifetime Portfolio	2,764
Multimanager 2045 Lifetime Portfolio	3,603
Multimanager 2040 Lifetime Portfolio	3,743
Multimanager 2035 Lifetime Portfolio	4,206
Multimanager 2030 Lifetime Portfolio	4,632
Multimanager 2025 Lifetime Portfolio	4,743
Multimanager 2020 Lifetime Portfolio	3,969
Multimanager 2015 Lifetime Portfolio	2,785
Multimanager 2010 Lifetime Portfolio	2,428

Expenses. Within the John Hancock group of funds complex, expenses that are directly attributable to an individual portfolio are allocated to such portfolio. Expenses that are not readily attributable to a specific portfolio are allocated among all portfolios in an equitable manner, taking into consideration, among other things, the nature and type of expense and the portfolio's relative net assets. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Class allocations. Income, common expenses and realized and unrealized gains (losses) are determined at the portfolio level and allocated daily to each class of shares based on the net assets of the class. Class-specific expenses, such as distribution and service fees, if any, and transfer agent fees, for all classes, are charged daily at the class level based on the net assets of each class and the specific expense rates applicable to each class.

Federal income taxes. Each portfolio intends to continue to qualify as a regulated investment company by complying with the applicable provisions of the Internal Revenue Code and will not be subject to federal income tax on taxable income that is distributed to shareholders. Therefore, no federal income tax provision is required.

As of August 31, 2018, the portfolios had no uncertain tax positions that would require financial statement recognition, derecognition or disclosure. The portfolios' federal tax returns are subject to examination by the Internal Revenue Service for a period of three years.

For federal income tax purposes, the costs of investments owned on August 31, 2018, including short-term investments, were as follows:

Portfolio	Aggregate cost	Unrealized appreciation	Unrealized (depreciation)	Net unrealized appreciation/ (depreciation)
Multimanager 2060 Lifetime Portfolio	$53,144,331	$1,860,199	($121,935)	$1,738,264
Multimanager 2055 Lifetime Portfolio	174,296,019	12,314,640	(312,239)	12,002,401
Multimanager 2050 Lifetime Portfolio	363,624,913	43,310,027	(340,433)	42,969,594
Multimanager 2045 Lifetime Portfolio	625,246,157	174,540,116	(499,401)	174,040,715
Multimanager 2040 Lifetime Portfolio	690,035,099	183,038,337	(928,861)	182,109,476
Multimanager 2035 Lifetime Portfolio	882,218,112	217,529,174	(1,740,829)	215,788,345
Multimanager 2030 Lifetime Portfolio	1,073,163,579	231,175,438	(4,427,506)	226,747,932
Multimanager 2025 Lifetime Portfolio	1,151,879,495	203,684,110	(7,655,346)	196,028,764
Multimanager 2020 Lifetime Portfolio	820,216,841	122,896,432	(6,698,002)	116,198,430
Multimanager 2015 Lifetime Portfolio	326,885,220	41,135,710	(2,813,207)	38,322,503
Multimanager 2010 Lifetime Portfolio	195,343,576	19,438,393	(2,014,371)	17,424,022

Distribution of income and gains. Distributions to shareholders from net investment income and net realized gains, if any, are recorded on the ex-date. The portfolios generally declare and pay dividends and capital gain distributions, if any, annually.

The tax character of distributions for the year ended August 31, 2018 was as follows:

Portfolio	Ordinary income	Long term capital gains	Total
Multimanager 2060 Lifetime Portfolio	$776,194	$663,015	$1,439,209
Multimanager 2055 Lifetime Portfolio	4,003,632	$4,958,027	8,961,659
Multimanager 2050 Lifetime Portfolio	9,866,669	14,348,178	24,214,847
Multimanager 2045 Lifetime Portfolio	24,578,395	44,383,372	68,961,767
Multimanager 2040 Lifetime Portfolio	26,799,372	43,620,308	70,419,680
Multimanager 2035 Lifetime Portfolio	33,850,853	60,820,109	94,670,962
Multimanager 2030 Lifetime Portfolio	40,380,964	72,734,443	113,115,407
Multimanager 2025 Lifetime Portfolio	43,022,943	73,202,159	116,225,102
Multimanager 2020 Lifetime Portfolio	31,929,038	49,828,729	81,757,767

ANNUAL REPORT   |   JOHN HANCOCK MULTIMANAGER LIFETIME PORTFOLIOS       75

Portfolio	Ordinary income	Long term capital gains	Total
Multimanager 2015 Lifetime Portfolio	$13,747,352	$19,603,262	$33,350,614
Multimanager 2010 Lifetime Portfolio	7,880,107	8,003,027	15,883,134

The tax character of distributions for the year ended August 31, 2017 was as follows:

Portfolio	Ordinary income	Long term capital gains	Total
Multimanager 2060 Lifetime Portfolio	$94,363	—	$94,363
Multimanager 2055 Lifetime Portfolio	1,925,093	$3,300,002	5,225,095
Multimanager 2050 Lifetime Portfolio	5,797,706	14,340,148	20,137,854
Multimanager 2045 Lifetime Portfolio	13,153,784	38,219,038	51,372,822
Multimanager 2040 Lifetime Portfolio	13,973,837	40,352,081	54,325,918
Multimanager 2035 Lifetime Portfolio	18,524,902	49,834,249	68,359,151
Multimanager 2030 Lifetime Portfolio	24,687,554	57,732,759	82,420,313
Multimanager 2025 Lifetime Portfolio	30,079,054	60,524,695	90,603,749
Multimanager 2020 Lifetime Portfolio	26,275,408	48,568,029	74,843,437
Multimanager 2015 Lifetime Portfolio	12,991,459	20,878,032	33,869,491
Multimanager 2010 Lifetime Portfolio	7,743,903	10,109,109	17,853,012

Distributions paid by the portfolios with respect to each class of shares are calculated in the same manner, at the same time and in the same amount, except for the effect of class level expenses that may be applied differently to each class. As of August 31, 2018, the components of distributable earnings on a tax basis were as follows:

Portfolio	Undistributed ordinary income	Undistributed long term capital gains
Multimanager 2060 Lifetime Portfolio	$116,373	$2,506,813
Multimanager 2055 Lifetime Portfolio	416,919	12,286,667
Multimanager 2050 Lifetime Portfolio	805,375	29,391,038
Multimanager 2045 Lifetime Portfolio	3,109,245	59,602,120
Multimanager 2040 Lifetime Portfolio	3,835,043	64,170,062
Multimanager 2035 Lifetime Portfolio	6,126,830	74,820,439
Multimanager 2030 Lifetime Portfolio	9,673,753	82,119,022
Multimanager 2025 Lifetime Portfolio	13,224,097	80,304,815
Multimanager 2020 Lifetime Portfolio	10,747,308	48,986,421
Multimanager 2015 Lifetime Portfolio	4,704,094	18,563,826
Multimanager 2010 Lifetime Portfolio	2,970,362	8,608,514

Such distributions and distributable earnings, on a tax basis, are determined in conformity with income tax regulations, which may differ from US GAAP. Distributions in excess of tax basis earnings and profits, if any, are reported in the portfolios' financial statements as a return of capital. Short-term gains from underlying funds are treated as ordinary income for tax purposes.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences, if any, will reverse in a subsequent period. Book-tax differences are primarily attributable to wash sale loss deferrals.

Note 3 — Guarantees and indemnifications

Under the Trust's organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust, including the portfolios. Additionally, in the normal course of business, the Trust enters into contracts with service providers that contain general indemnification clauses. The Trust's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust that have not yet occurred. The risk of material loss from such claims is considered remote.

Note 4 — Fees and transactions with affiliates

John Hancock Advisers, LLC (the Advisor) serves as investment advisor for the portfolios. John Hancock Funds, LLC (the Distributor), an affiliate of the Advisor, serves as principal underwriter of the portfolios. The Advisor and the Distributor are indirect, wholly owned subsidiaries of MFC.

Management fee. The portfolios have an investment management agreement with the Advisor under which the portfolios pay a daily management fee to the Advisor. Aggregate net assets include the net assets of the portfolios, similar portfolios of John Hancock Variable Insurance Trust (JHVIT), and similar portfolios of the Trust. JHVIT funds are advised by an affiliate of the Advisor, John Hancock Investment Management Services, LLC, and are distributed by an affiliate of the Advisor, John Hancock Distributors, LLC. The advisor has subadvisory agreements with John Hancock Asset Management a division of Manulife Asset Management (North America) Limited and John Hancock Asset Management a division of Manulife Asset Management (US) LLC, which are indirectly wholly owned subsidiaries of MFC and affiliates of the Advisor, act as subadvisors to the portfolios. The portfolios are not responsible for payment of the subadvisory fees.

ANNUAL REPORT   |   JOHN HANCOCK MULTIMANAGER LIFETIME PORTFOLIOS       76

The management fee has two components: (1) a fee on assets invested in a fund of the Trust or John Hancock Funds III (JHF III) (Assets in a fund of the Trust or JHF III); and (2) a fee on assets invested in investments other than a fund of the Trust or JHF III (Other assets).

Management fees are determined in accordance with the following schedule:

	First $7.5 billion of aggregate net assets	Excess over $7.5 billion of aggregate net assets
Assets in a fund of the Trust or JHF III	0.060%	0.050%
Other assets	0.510%	0.500%

Expense reimbursements. The Advisor has contractually agreed to reduce its management fee and/or make payment to each portfolio in an amount equal to the amount by which "Other expenses" of each portfolio exceed 0.05% of the average net assets on an annualized basis of each portfolio. "Other expenses" means all of the expenses of each portfolio, excluding certain expenses such as management fees, taxes, brokerage commissions, interest expense, litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of each portfolio's business, class specific fees, underlying fund expenses (acquired fund fees), and short dividend expense. The expense limitation agreement expires on December 31, 2018, unless renewed by mutual agreement of the portfolios and the Advisor based upon a determination that this is appropriate under the circumstances at that time.

The Advisor has contractually agreed to waive and/or reimburse all class-specific expenses for Class R6 shares of each portfolio, including Rule 12b-1 fees, transfer agency fees and service fees, and shareholder servicing fees, and all other class level expenses, as applicable, to the extent they exceed 0.00% of average net assets (on an annualized basis) attributable to Class R6 shares (the class expense waiver). The current expense limitation agreement expires on December 31, 2018, unless renewed by mutual agreement of the portfolios and the Advisor based upon a determination that this is appropriate under the circumstances at that time.

Prior to January 1, 2018, the Advisor had contractually agreed to waive and/or reimburse all class-specific expenses for Class R1, Class R2, Class R3, Class R4, and Class R5 shares of each portfolio, including Rule 12b-1 fees, transfer agency fees and service fees, and shareholder servicing fees, and all other class level expenses, as applicable, to the extent they exceed 0.75%, 0.50%, 0.65%, 0.25%, and 0.05% of average net assets attributable to Class R1, Class R2, Class R3, Class R4, and Class R5 shares (the class expense waiver).

Effective January 1, 2018, the Advisor has contractually agreed to waive its management fees and/or reimburse certain expenses including underlying fund expenses (acquired fund fees) to reduce the total annual portfolio operating expenses by the amount indicated below of the respective portfolio's average net assets. This expense limitation agreement expires on December 31, 2018, unless renewed by mutual agreement of the portfolios and the Advisor based upon a determination that this is appropriate under the circumstances at that time.

Portfolio		Portfolio
Multimanager 2060 Lifetime Portfolio	0.31%	Multimanager 2030 Lifetime Portfolio	0.31%
Multimanager 2055 Lifetime Portfolio	0.30%	Multimanager 2025 Lifetime Portfolio	0.30%
Multimanager 2050 Lifetime Portfolio	0.29%	Multimanager 2020 Lifetime Portfolio	0.31%
Multimanager 2045 Lifetime Portfolio	0.30%	Multimanager 2015 Lifetime Portfolio	0.34%
Multimanager 2040 Lifetime Portfolio	0.30%	Multimanager 2010 Lifetime Portfolio	0.36%
Multimanager 2035 Lifetime Portfolio	0.29%

Prior to January 1, 2018, these waivers were as follows:

Portfolio		Portfolio
Multimanager 2060 Lifetime Portfolio	0.29%	Multimanager 2030 Lifetime Portfolio	0.29%
Multimanager 2055 Lifetime Portfolio	0.29%	Multimanager 2025 Lifetime Portfolio	0.29%
Multimanager 2050 Lifetime Portfolio	0.29%	Multimanager 2020 Lifetime Portfolio	0.31%
Multimanager 2045 Lifetime Portfolio	0.29%	Multimanager 2015 Lifetime Portfolio	0.33%
Multimanager 2040 Lifetime Portfolio	0.29%	Multimanager 2010 Lifetime Portfolio	0.35%
Multimanager 2035 Lifetime Portfolio	0.29%

Payments under this arrangement are intended to reimburse the portfolios for indirect net expenses associated with the portfolios' investments in underlying funds. Amounts received in excess of portfolio level operating expenses are included as Other income received from advisor in the Statements of operations.

Prior to January 1, 2018, the Advisor contractually agreed to waive its management fees and/or reduce expenses by 0.002% of each portfolio's average net assets.

Additionally, the Advisor has voluntarily agreed to waive its management fee for each portfolio so that the aggregate management fee retained by the Advisor with respect to both the portfolio and its underlying investments (after payment of subadvisory fees) does not exceed 0.51% of the portfolio's first $7.5 billion of average annual net assets and 0.50% of the portfolio's average annual net assets in excess of $7.5 billion. The Advisor may terminate this voluntary waiver at any time upon notice to the Trust.

ANNUAL REPORT   |   JOHN HANCOCK MULTIMANAGER LIFETIME PORTFOLIOS       77

For the year ended August 31, 2018, the expense reductions under these agreements amounted to the following and reflected as a reduction of total expenses in the Statements of operations:

	Expense Reimbursement by Class
Portfolio	Class A	Class I	Class R1	Class R2	Class R3	Class R4	Class R5	Class R6	Class I	Total
Multimanager 2060 Lifetime Portfolio	$7,606	$519	$519	$611	$519	$551	$1,093	$5,848	$248,435	$265,701
Multimanager 2055 Lifetime Portfolio	25,753	178	176	936	519	177	636	5,194	398,641	432,210
Multimanager 2050 Lifetime Portfolio	91,845	145	2,276	1,709	2,015	1,094	399	12,138	598,379	710,000
Multimanager 2045 Lifetime Portfolio	165,488	142	3,037	3,244	1,987	503	3,793	16,537	1,028,558	1,223,289
Multimanager 2040 Lifetime Portfolio	184,509	164	3,844	1,256	3,440	472	1,511	17,465	1,098,614	1,311,275
Multimanager 2035 Lifetime Portfolio	212,621	492	9,135	2,833	3,033	867	1,461	22,494	1,362,065	1,615,001
Multimanager 2030 Lifetime Portfolio	267,578	528	6,633	3,585	3,404	996	2,490	26,347	1,625,401	1,936,962
Multimanager 2025 Lifetime Portfolio	262,385	280	6,466	4,080	4,707	1,188	2,411	30,591	1,764,410	2,076,518
Multimanager 2020 Lifetime Portfolio	263,899	958	6,717	2,414	2,982	620	8,621	27,919	1,269,145	1,583,275
Multimanager 2015 Lifetime Portfolio	188,651	866	3,200	397	5,208	185	2,503	12,803	561,442	775,255
Multimanager 2010 Lifetime Portfolio	113,498	420	1,241	1,044	387	453	422	9,390	413,183	540,038

Expenses waived or reimbursed in the current fiscal period are not subject to recapture in future periods.

The investment management fees, including the impact of the waivers and reimbursements as described above, incurred for the year ended August 31, 2018 were equivalent to a net annual effective rate of 0.00% of the portfolios' average daily net assets.

Accounting and legal services. Pursuant to a service agreement, the portfolios reimburse the Advisor for all expenses associated with providing the administrative, financial, legal, compliance, accounting and recordkeeping services to the portfolios, including the preparation of all tax returns, periodic reports to shareholders and regulatory reports, among other services. These expenses are allocated to each share class based on its relative net assets at the time the expense was incurred. These accounting and legal services fees incurred for the year ended August 31, 2018 amounted to an annual rate of 0.01% of the portfolio's average daily net assets.

Distribution and service plans. The portfolios have a distribution agreement with the Distributor. The portfolios have adopted distribution and service plans with respect to Class A, Class R1, Class R2, Class R3, Class R4 and Class 1 shares pursuant to Rule 12b-1 under the 1940 Act, to pay the Distributor for services provided as the distributor of shares of the portfolio. In addition, under a service plan for Class R1, Class R2, Class R3, Class R4 and Class R5 shares, the portfolios pay for certain other services. The portfolios may pay up to the following contractual rates of distribution and service fees under these arrangements, expressed as an annual percentage of average daily net assets for each class of the portfolios' shares.

Class	Rule 12b-1 fee	Service fee	Class	Rule 12b-1 fee	Service fee
Class A	0.30%	—	Class R4	0.25%	0.10%
Class R1	0.50%	0.25%	Class R5	—	0.05%
Class R2	0.25%	0.25%	Class 1	0.05%	—
Class R3	0.50%	0.15%

The portfolios' Distributor has contractually agreed to waive 0.10% of Rule12b-1 fees for Class R4 shares. The current waiver agreement expires on December 31, 2018, unless renewed by mutual agreement of the portfolios and the Distributor based upon a determination that this is appropriate under the circumstances at the time. This contractual waiver amounted to the following for Class R4 shares for the year ended August 31, 2018:

Portfolio	Class R4
Multimanager 2060 Lifetime Portfolio	$76
Multimanager 2055 Lifetime Portfolio	70
Multimanager 2050 Lifetime Portfolio	604
Multimanager 2045 Lifetime Portfolio	327
Multimanager 2040 Lifetime Portfolio	308
Multimanager 2035 Lifetime Portfolio	571
Multimanager 2030 Lifetime Portfolio	659
Multimanager 2025 Lifetime Portfolio	757
Multimanager 2020 Lifetime Portfolio	377
Multimanager 2015 Lifetime Portfolio	94
Multimanager 2010 Lifetime Portfolio	196

ANNUAL REPORT   |   JOHN HANCOCK MULTIMANAGER LIFETIME PORTFOLIOS       78

Sales charges. Class A shares are assessed up-front sales charges of up to 5.00% of net asset value for such shares. The following table summarizes the net up-front sales charges received by the Distributor during the year ended August 31, 2018:

	Multimanager Lifetime 2060 Portfolio	Multimanager Lifetime 2055 Portfolio	Multimanager Lifetime 2050 Portfolio	Multimanager Lifetime 2045 Portfolio	Multimanager Lifetime 2040 Portfolio	Multimanager Lifetime 2035 Portfolio	Multimanager Lifetime 2030 Portfolio	Multimanager Lifetime 2025 Portfolio	Multimanager Lifetime 2020 Portfolio	Multimanager Lifetime 2015 Portfolio	Multimanager Lifetime 2010 Portfolio
Net Sales Charges	$3,645	$5,817	$15,629	$21,892	$20,691	$34,822	$38,657	$27,342	$28,363	$7,802	$3,540
Retained for Printing Prospectuses, advertising and sales literature	589	952	2,368	2,917	2,924	5,326	6,378	4,320	4,648	432	544
Sales commissions to unrelated broker-dealers	2,549	4,782	12,561	17,341	16,466	28,652	31,393	22,402	23,708	7,370	2,996
Sales commissions to affiliated sales personnel	507	83	700	1,634	1,301	844	886	620	7	—	—

Class A shares may be subject to contingent deferred sales charges (CDSCs). Certain Class A shares that are acquired through purchases of $1 million or more and are redeemed within one year of purchase are subject to a 1.00% sales charge. CDSCs are applied to the lesser of the current market value at the time of redemption or the original purchase cost of the shares being redeemed. Proceeds from CDSCs are used to compensate the Distributor for providing distribution-related services in connection with the sale of these shares. During the year ended August 31, 2018, CDSCs received by the Distributor for Class A shares were as follows:

Portfolio	Class A
Multimanager 2055 Lifetime Portfolio	$47
Multimanager 2045 Lifetime Portfolio	478
Multimanager 2040 Lifetime Portfolio	675
Multimanager 2035 Lifetime Portfolio	206
Multimanager 2030 Lifetime Portfolio	178
Multimanager 2025 Lifetime Portfolio	65
Multimanager 2020 Lifetime Portfolio	194
Multimanager 2015 Lifetime Portfolio	139
Multimanager 2010 Lifetime Portfolio	43

Transfer agent fees. The John Hancock group of funds has a complex-wide transfer agent agreement with John Hancock Signature Services, Inc. (Signature Services), an affiliate of the Advisor. The transfer agent fees paid to Signature Services are determined based on the cost to Signature Services (Signature Services Cost) of providing recordkeeping services. It also includes out-of-pocket expenses, including payments made to third-parties for recordkeeping services provided to their clients who invest in one or more John Hancock funds. In addition, Signature Services Cost may be reduced by certain fees that Signature Services receives in connection with retirement and small accounts. Signature Services Cost is calculated monthly and allocated, as applicable, to five categories of share classes: Retail Share and Institutional Share Classes of Non-Municipal Bond Funds, Class R6 Shares, Retirement Share Classes and Municipal Bond Share Classes. Within each of these categories, the applicable costs are allocated to the affected John Hancock affiliated funds and/or classes, based on the relative average daily net assets.

Class level expenses. Class level expenses for the year ended August 31, 2018 were:

Portfolio	Class	Distribution and service fees	Transfer agent fees
Multimanager 2060 Lifetime Portfolio	Class A	$3,375	$1,214
	Class I	—	80
	Class R1	358	9
	Class R2	246	11
	Class R3	357	9
	Class R4	190	10
	Class R5	48	20
	Class R6	—	107
	Class 1	18,322	—
	Total	$22,896	$1,460
Multimanager 2055 Lifetime Portfolio	Class A	$29,773	$10,704
	Class I	—	78
	Class R1	347	9
	Class R2	1,619	44
	Class R3	1,200	25
	Class R4	176	9
	Class R5	91	30

ANNUAL REPORT   |   JOHN HANCOCK MULTIMANAGER LIFETIME PORTFOLIOS       79

Portfolio	Class	Distribution and service fees	Transfer agent fees
	Class R6	—	$229
	Class 1	$76,948	—
	Total	$110,154	$11,128
Multimanager 2050 Lifetime Portfolio	Class A	$152,472	$54,789
	Class I	—	92
	Class R1	9,245	154
	Class R2	4,858	117
	Class R3	6,812	135
	Class R4	2,118	75
	Class R5	70	27
	Class R6	—	764
	Class 1	165,971	—
	Total	$341,546	$56,153
Multimanager 2045 Lifetime Portfolio	Class A	$324,861	$116,691
	Class I	—	107
	Class R1	14,111	242
	Class R2	10,344	257
	Class R3	8,213	157
	Class R4	1,164	41
	Class R5	1,185	297
	Class R6	—	1,212
	Class 1	337,394	—
	Total	$697,272	$119,004
Multimanager 2040 Lifetime Portfolio	Class A	$366,633	$131,712
	Class I	—	123
	Class R1	18,423	312
	Class R2	4,341	108
	Class R3	14,255	274
	Class R4	1,033	39
	Class R5	475	121
	Class R6	—	1,287
	Class 1	365,438	—
	Total	$770,598	$133,976
Multimanager 2035 Lifetime Portfolio	Class A	$431,713	$155,103
	Class I	—	379
	Class R1	44,513	767
	Class R2	9,332	232
	Class R3	12,960	249
	Class R4	1,943	71
	Class R5	476	120
	Class R6	—	1,716
	Class 1	462,522	—
	Total	$963,459	$158,637
Multimanager 2030 Lifetime Portfolio	Class A	$537,048	$192,937
	Class I	—	401
	Class R1	31,377	540
	Class R2	12,136	305
	Class R3	14,673	283
	Class R4	2,287	83
	Class R5	800	200
	Class R6	—	1,960
	Class 1	546,945	—
	Total	$1,145,266	$196,709
Multimanager 2025 Lifetime Portfolio	Class A	$513,495	$184,447
	Class I	—	206

ANNUAL REPORT   |   JOHN HANCOCK MULTIMANAGER LIFETIME PORTFOLIOS       80

Portfolio	Class	Distribution and service fees	Transfer agent fees
	Class R1	$29,797	$528
	Class R2	12,826	323
	Class R3	19,403	376
	Class R4	2,652	94
	Class R5	695	188
	Class R6	—	2,250
	Class 1	577,662	—
	Total	$1,156,530	$188,412
Multimanager 2020 Lifetime Portfolio	Class A	$487,140	$175,003
	Class I	—	670
	Class R1	29,588	504
	Class R2	7,238	181
	Class R3	11,541	224
	Class R4	1,288	48
	Class R5	2,478	643
	Class R6	—	1,963
	Class 1	392,317	—
	Total	$931,590	$179,236
Multimanager 2015 Lifetime Portfolio	Class A	$288,792	$103,713
	Class I	—	504
	Class R1	11,871	202
	Class R2	1,125	29
	Class R3	17,048	328
	Class R4	328	12
	Class R5	645	157
	Class R6	—	746
	Class 1	144,817	—
	Total	$464,626	$105,691
Multimanager 2010 Lifetime Portfolio	Class A	$143,736	$51,601
	Class I	—	203
	Class R1	3,359	65
	Class R2	2,185	55
	Class R3	1,049	20
	Class R4	635	24
	Class R5	93	24
	Class R6	—	456
	Class 1	87,794	—
	Total	$238,851	$52,448

Trustee expenses. The portfolios compensate each Trustee who is not an employee of the Advisor or its affiliates. The costs of paying Trustee compensation and expenses are allocated to the portfolios based on their net assets relative to other funds within the John Hancock group of funds complex.

Note 5 — Portfolio share transactions

Transactions in portfolio shares for the years ended August 31, 2018 and 2017 were as follows:

Multimanager 2060 Lifetime Portfolio

		Year ended 8-31-18		Year ended 8-31-17
	Shares	Amount	Shares	Amount
Class A shares
Sold	119,188	$1,510,044	54,604	$635,907
Distributions reinvested	3,281	40,715	38	409
Repurchased	(59,306)	(751,848)	(12,962)	(151,522)
Net increase	63,163	$798,911	41,680	$484,794

ANNUAL REPORT   |   JOHN HANCOCK MULTIMANAGER LIFETIME PORTFOLIOS       81

		Year ended 8-31-18		Year ended 8-31-17
	Shares	Amount	Shares	Amount
Class I shares
Repurchased	(6,096)	(77,968)	—	—
Net decrease	(6,096)	$(77,968)	—	—
Class R1 shares
Repurchased	(6,081)	(77,472)	—	—
Net decrease	(6,081)	$(77,472)	—	—
Class R2 shares
Sold	1,024	$12,924	726	$8,361
Distributions reinvested	38	469	—	—
Repurchased	(6,090)	(78,129)	(62)	(693)
Net increase (decrease)	(5,028)	$(64,736)	664	$7,668
Class R3 shares
Repurchased	(6,081)	(77,472)	—	—
Net decrease	(6,081)	$(77,472)	—	—
Class R4 shares
Sold	353	$4,457	282	$3,217
Distributions reinvested	20	246	1	10
Repurchased	(6,342)	(81,452)	(18)	(212)
Net increase (decrease)	(5,969)	$(76,749)	265	$3,015
Class R5 shares
Sold	9,077	$114,266	3,782	$43,282
Distributions reinvested	222	2,762	13	135
Repurchased	(14,000)	(178,486)	—	—
Net increase (decrease)	(4,701)	$(61,458)	3,795	$43,417
Class R6 shares
Sold	110,275	$1,387,867	3,712	$43,191
Distributions reinvested	1,514	18,808	—	—
Repurchased	(15,177)	(192,704)	(2,068)	(24,320)
Net increase	96,612	$1,213,971	1,644	$18,871
Class 1 shares
Sold	2,373,475	$30,029,958	1,997,195	$22,551,137
Distributions reinvested	109,587	1,361,068	7,560	80,890
Repurchased	(470,026)	(5,932,285)	(204,015)	(2,313,223)
Net increase	2,013,036	$25,458,741	1,800,740	$20,318,804
Total net increase	2,138,855	$27,035,768	1,848,788	$20,876,569

Multimanager 2055 Lifetime Portfolio

		Year ended 8-31-18		Year ended 8-31-17
	Shares	Amount	Shares	Amount
Class A shares
Sold	619,901	$7,434,827	634,774	$6,925,400
Distributions reinvested	44,071	516,511	13,239	135,302
Repurchased	(342,419)	(4,095,841)	(252,262)	(2,766,251)
Net increase	321,553	$3,855,497	395,751	$4,294,451
Class I shares
Sold	303	$3,629	74	$847
Distributions reinvested	8	99	—	—
Repurchased	(5,443)	(66,930)	—	—
Net increase (decrease)	(5,132)	$(63,202)	74	$847
Class R1 shares
Repurchased	(5,904)	(71,970)	—	—
Net decrease	(5,904)	$(71,970)	—	—

ANNUAL REPORT   |   JOHN HANCOCK MULTIMANAGER LIFETIME PORTFOLIOS       82

		Year ended 8-31-18		Year ended 8-31-17
	Shares	Amount	Shares	Amount
Class R2 shares
Sold	37,112	$440,739	3,296	$35,842
Distributions reinvested	372	4,369	110	1,126
Repurchased	(16,077)	(193,628)	(348)	(3,886)
Net increase	21,407	$251,480	3,058	$33,082
Class R3 shares
Sold	15,858	$189,385	5,516	$60,207
Distributions reinvested	493	5,782	94	965
Repurchased	(15,018)	(182,392)	(955)	(10,376)
Net increase	1,333	$12,775	4,655	$50,796
Class R4 shares
Sold	—	—	61	$666
Distributions reinvested	4	42	—	—
Repurchased	(5,919)	(72,718)	—	—
Net increase (decrease)	(5,915)	$(72,676)	61	$666
Class R5 shares
Sold	18,339	$215,799	4,560	$49,232
Distributions reinvested	746	8,762	81	832
Repurchased	(14,365)	(174,291)	(2,375)	(27,328)
Net increase	4,720	$50,270	2,266	$22,736
Class R6 shares
Sold	249,228	$2,963,603	35,276	$383,327
Distributions reinvested	4,683	54,928	1,509	15,434
Repurchased	(25,818)	(311,009)	(31,538)	(358,042)
Net increase	228,093	$2,707,522	5,247	$40,719
Class 1 shares
Sold	2,784,976	$33,395,675	3,212,183	$34,741,664
Distributions reinvested	712,247	8,354,658	492,521	5,038,486
Repurchased	(1,228,553)	(14,729,503)	(1,718,097)	(18,289,179)
Net increase	2,268,670	$27,020,830	1,986,607	$21,490,971
Total net increase	2,828,825	$33,690,526	2,397,719	$25,934,268

Multimanager 2050 Lifetime Portfolio

		Year ended 8-31-18		Year ended 8-31-17
	Shares	Amount	Shares	Amount
Class A shares
Sold	1,584,452	$20,760,345	2,300,125	$27,594,588
Distributions reinvested	231,760	2,961,888	148,074	1,661,385
Repurchased	(1,154,783)	(15,108,654)	(1,167,640)	(14,030,101)
Net increase	661,429	$8,613,579	1,280,559	$15,225,872
Class I shares
Sold	489	$6,543	775	$9,116
Distributions reinvested	84	1,069	—	—
Repurchased	(5,144)	(69,232)	—	—
Net increase (decrease)	(4,571)	$(61,620)	775	$9,116
Class R1 shares
Sold	24,597	$320,336	39,054	$461,950
Distributions reinvested	3,091	39,501	2,226	24,972
Repurchased	(7,037)	(91,502)	(17,619)	(212,601)
Net increase	20,651	$268,335	23,661	$274,321

ANNUAL REPORT   |   JOHN HANCOCK MULTIMANAGER LIFETIME PORTFOLIOS       83

		Year ended 8-31-18		Year ended 8-31-17
	Shares	Amount	Shares	Amount
Class R2 shares
Sold	36,748	$473,865	36,974	$444,527
Distributions reinvested	4,114	52,617	2,423	27,211
Repurchased	(31,876)	(415,065)	(16,148)	(192,213)
Net increase	8,986	$111,417	23,249	$279,525
Class R3 shares
Sold	52,677	$687,234	28,380	$338,313
Distributions reinvested	5,044	64,463	3,251	36,477
Repurchased	(32,993)	(436,270)	(16,354)	(197,340)
Net increase	24,728	$315,427	15,277	$177,450
Class R4 shares
Sold	12,296	$161,370	10,168	$119,630
Distributions reinvested	2,892	36,962	2,018	22,639
Repurchased	(1,800)	(23,412)	(11,888)	(146,763)
Net increase (decrease)	13,388	$174,920	298	$(4,494)
Class R5 shares
Sold	23,498	$307,023	2,943	$35,227
Distributions reinvested	412	5,275	277	3,102
Repurchased	(17,597)	(234,352)	(2,932)	(36,689)
Net increase	6,313	$77,946	288	$1,640
Class R6 shares
Sold	524,012	$6,824,508	179,196	$2,174,085
Distributions reinvested	24,226	309,855	14,370	161,380
Repurchased	(186,798)	(2,462,057)	(189,760)	(2,284,345)
Net increase	361,440	$4,672,306	3,806	$51,120
Class 1 shares
Sold	2,650,413	$34,680,896	2,858,633	$34,095,074
Distributions reinvested	1,620,230	20,706,538	1,618,812	18,163,073
Repurchased	(3,754,880)	(49,065,005)	(5,663,500)	(67,106,263)
Net increase (decrease)	515,763	$6,322,429	(1,186,055)	$(14,848,116)
Total net increase	1,608,127	$20,494,739	161,858	$1,166,434

Multimanager 2045 Lifetime Portfolio

		Year ended 8-31-18		Year ended 8-31-17
	Shares	Amount	Shares	Amount
Class A shares
Sold	2,290,656	$28,379,265	3,622,975	$41,632,267
Distributions reinvested	744,716	8,877,029	473,008	5,080,108
Repurchased	(2,370,805)	(29,175,441)	(2,304,684)	(26,376,192)
Net increase	664,567	$8,080,853	1,791,299	$20,336,183
Class I shares
Sold	4,641	$56,519	6,103	$70,481
Distributions reinvested	108	1,288	51	554
Repurchased	(7,901)	(101,484)	(4,999)	(57,314)
Net increase (decrease)	(3,152)	$(43,677)	1,155	$13,721
Class R1 shares
Sold	35,777	$438,084	67,033	$759,324
Distributions reinvested	8,604	102,387	9,669	103,654
Repurchased	(29,773)	(364,608)	(101,158)	(1,130,002)
Net increase (decrease)	14,608	$175,863	(24,456)	$(267,024)

ANNUAL REPORT   |   JOHN HANCOCK MULTIMANAGER LIFETIME PORTFOLIOS       84

		Year ended 8-31-18		Year ended 8-31-17
	Shares	Amount	Shares	Amount
Class R2 shares
Sold	69,918	$850,420	79,718	$919,375
Distributions reinvested	10,791	129,061	4,142	44,605
Repurchased	(22,741)	(280,604)	(21,306)	(245,091)
Net increase	57,968	$698,877	62,554	$718,889
Class R3 shares
Sold	49,576	$606,416	57,391	$652,656
Distributions reinvested	8,927	106,228	8,880	95,287
Repurchased	(59,526)	(732,732)	(88,167)	(1,004,059)
Net decrease	(1,023)	$(20,088)	(21,896)	$(256,116)
Class R4 shares
Sold	6,288	$78,249	27,936	$316,367
Distributions reinvested	2,927	34,952	3,528	37,931
Repurchased	(28,170)	(353,714)	(40,917)	(481,629)
Net decrease	(18,955)	$(240,513)	(9,453)	$(127,331)
Class R5 shares
Sold	108,635	$1,329,762	49,692	$574,731
Distributions reinvested	16,094	192,970	12,232	131,979
Repurchased	(21,271)	(260,847)	(116,427)	(1,383,031)
Net increase (decrease)	103,458	$1,261,885	(54,503)	$(676,321)
Class R6 shares
Sold	794,620	$9,747,134	286,635	$3,362,398
Distributions reinvested	57,989	694,134	16,283	175,365
Repurchased	(244,039)	(3,016,960)	(192,555)	(2,245,092)
Net increase	608,570	$7,424,308	110,363	$1,292,671
Class 1 shares
Sold	2,353,734	$28,966,017	2,211,404	$25,450,309
Distributions reinvested	4,887,016	58,546,447	4,222,188	45,515,182
Repurchased	(8,327,901)	(102,726,610)	(14,706,605)	(167,655,664)
Net decrease	(1,087,151)	$(15,214,146)	(8,273,013)	$(96,690,173)
Total net increase (decrease)	338,890	$2,123,362	(6,417,950)	$(75,655,501)

Multimanager 2040 Lifetime Portfolio

		Year ended 8-31-18		Year ended 8-31-17
	Shares	Amount	Shares	Amount
Class A shares
Sold	2,632,570	$32,918,959	3,929,752	$45,471,873
Distributions reinvested	771,289	9,324,884	500,868	5,429,414
Repurchased	(2,069,135)	(25,714,154)	(2,456,235)	(28,445,965)
Net increase	1,334,724	$16,529,689	1,974,385	$22,455,322
Class I shares
Sold	30,373	$382,813	—	—
Distributions reinvested	75	905	—	—
Repurchased	(29,220)	(366,827)	—	—
Net increase	1,228	$16,891	—	—
Class R1 shares
Sold	59,443	$740,530	92,484	$1,060,042
Distributions reinvested	11,759	141,934	11,946	129,256
Repurchased	(96,823)	(1,214,125)	(98,322)	(1,154,307)
Net increase (decrease)	(25,621)	$(331,661)	6,108	$34,991

ANNUAL REPORT   |   JOHN HANCOCK MULTIMANAGER LIFETIME PORTFOLIOS       85

		Year ended 8-31-18		Year ended 8-31-17
	Shares	Amount	Shares	Amount
Class R2 shares
Sold	28,914	$360,446	51,497	$615,389
Distributions reinvested	6,495	78,716	4,184	45,483
Repurchased	(88,219)	(1,105,317)	(25,946)	(294,474)
Net increase (decrease)	(52,810)	$(666,155)	29,735	$366,398
Class R3 shares
Sold	83,485	$1,031,343	53,930	$624,336
Distributions reinvested	13,350	160,870	12,758	137,908
Repurchased	(41,942)	(520,538)	(103,067)	(1,178,762)
Net increase (decrease)	54,893	$671,675	(36,379)	$(416,518)
Class R4 shares
Sold	5,108	$64,013	34,404	$395,984
Distributions reinvested	2,476	29,940	7,723	83,716
Repurchased	(15,559)	(195,211)	(110,675)	(1,339,753)
Net decrease	(7,975)	$(101,258)	(68,548)	$(860,053)
Class R5 shares
Sold	35,873	$446,321	14,451	$168,964
Distributions reinvested	6,532	79,364	7,626	82,977
Repurchased	(42,909)	(536,474)	(80,753)	(955,642)
Net decrease	(504)	$(10,789)	(58,676)	$(703,701)
Class R6 shares
Sold	965,982	$11,990,071	259,286	$3,067,712
Distributions reinvested	55,064	667,377	17,536	190,443
Repurchased	(202,847)	(2,537,643)	(244,648)	(2,886,193)
Net increase	818,199	$10,119,805	32,174	$371,962
Class 1 shares
Sold	2,844,472	$35,517,153	2,967,865	$34,352,384
Distributions reinvested	4,923,112	59,717,350	4,421,723	48,064,132
Repurchased	(9,044,828)	(112,792,370)	(14,959,482)	(172,127,115)
Net decrease	(1,277,244)	$(17,557,867)	(7,569,894)	$(89,710,599)
Total net increase (decrease)	844,890	$8,670,330	(5,691,095)	$(68,462,198)

Multimanager 2035 Lifetime Portfolio

		Year ended 8-31-18		Year ended 8-31-17
	Shares	Amount	Shares	Amount
Class A shares
Sold	3,572,215	$44,140,122	4,547,530	$52,883,705
Distributions reinvested	973,761	11,636,457	572,954	6,245,192
Repurchased	(2,436,916)	(29,960,365)	(2,805,357)	(32,472,962)
Net increase	2,109,060	$25,816,214	2,315,127	$26,655,935
Class I shares
Sold	19,571	$245,752	18,191	$218,346
Distributions reinvested	2,084	25,035	—	—
Repurchased	(15,903)	(198,741)	(4,495)	(53,357)
Net increase	5,752	$72,046	13,696	$164,989
Class R1 shares
Sold	110,510	$1,357,117	129,684	$1,492,874
Distributions reinvested	29,375	350,441	19,637	213,653
Repurchased	(77,372)	(954,656)	(59,451)	(692,987)
Net increase	62,513	$752,902	89,870	$1,013,540

ANNUAL REPORT   |   JOHN HANCOCK MULTIMANAGER LIFETIME PORTFOLIOS       86

		Year ended 8-31-18		Year ended 8-31-17
	Shares	Amount	Shares	Amount
Class R2 shares
Sold	64,370	$793,095	80,612	$943,215
Distributions reinvested	10,640	127,678	3,612	39,512
Repurchased	(36,803)	(456,320)	(12,084)	(142,977)
Net increase	38,207	$464,453	72,140	$839,750
Class R3 shares
Sold	96,431	$1,188,490	95,612	$1,111,207
Distributions reinvested	14,433	172,475	12,289	133,829
Repurchased	(119,258)	(1,463,210)	(120,297)	(1,387,006)
Net decrease	(8,394)	$(102,245)	(12,396)	$(141,970)
Class R4 shares
Sold	5,821	$71,612	8,337	$96,420
Distributions reinvested	3,914	46,970	4,641	50,773
Repurchased	(521)	(6,468)	(35,988)	(434,748)
Net increase (decrease)	9,214	$112,114	(23,010)	$(287,555)
Class R5 shares
Sold	19,897	$245,223	22,216	$260,658
Distributions reinvested	6,653	79,903	7,641	83,593
Repurchased	(10,117)	(125,261)	(65,900)	(804,697)
Net increase (decrease)	16,433	$199,865	(36,043)	$(460,446)
Class R6 shares
Sold	1,190,165	$14,695,260	236,115	$2,827,216
Distributions reinvested	83,251	999,010	24,804	271,104
Repurchased	(387,120)	(4,860,701)	(101,592)	(1,184,132)
Net increase	886,296	$10,833,569	159,327	$1,914,188
Class 1 shares
Sold	3,421,804	$42,218,971	3,819,106	$44,369,577
Distributions reinvested	6,730,935	80,838,531	5,584,736	61,097,010
Repurchased	(10,949,790)	(135,831,066)	(19,084,920)	(220,778,189)
Net decrease	(797,051)	$(12,773,564)	(9,681,078)	$(115,311,602)
Total net increase (decrease)	2,322,030	$25,375,354	(7,102,367)	$(85,613,171)

Multimanager 2030 Lifetime Portfolio

		Year ended 8-31-18		Year ended 8-31-17
	Shares	Amount	Shares	Amount
Class A shares
Sold	3,817,533	$45,440,966	5,454,801	$61,773,524
Distributions reinvested	1,272,738	14,661,943	752,879	8,025,688
Repurchased	(2,927,065)	(34,573,791)	(3,111,725)	(35,114,291)
Net increase	2,163,206	$25,529,118	3,095,955	$34,684,921
Class I shares
Sold	59,708	$708,093	12,693	$141,511
Distributions reinvested	1,680	19,282	1,219	12,948
Repurchased	(24,918)	(302,111)	(12,454)	(138,968)
Net increase	36,470	$425,264	1,458	$15,491
Class R1 shares
Sold	98,818	$1,153,747	183,693	$2,038,855
Distributions reinvested	24,673	282,996	18,013	191,297
Repurchased	(119,777)	(1,414,873)	(205,263)	(2,293,563)
Net increase (decrease)	3,714	$21,870	(3,557)	$(63,411)

ANNUAL REPORT   |   JOHN HANCOCK MULTIMANAGER LIFETIME PORTFOLIOS       87

		Year ended 8-31-18		Year ended 8-31-17
	Shares	Amount	Shares	Amount
Class R2 shares
Sold	41,563	$488,079	136,685	$1,574,064
Distributions reinvested	9,324	106,762	8,679	92,001
Repurchased	(126,525)	(1,509,745)	(49,551)	(571,709)
Net increase (decrease)	(75,638)	$(914,904)	95,813	$1,094,356
Class R3 shares
Sold	64,731	$771,310	191,319	$2,129,199
Distributions reinvested	15,540	178,396	14,837	157,566
Repurchased	(185,202)	(2,222,908)	(127,111)	(1,421,206)
Net increase (decrease)	(104,931)	$(1,273,202)	79,045	$865,559
Class R4 shares
Sold	10,242	$122,318	25,745	$287,193
Distributions reinvested	5,277	60,522	7,028	74,563
Repurchased	(41,559)	(496,949)	(52,975)	(611,489)
Net decrease	(26,040)	$(314,109)	(20,202)	$(249,733)
Class R5 shares
Sold	55,549	$651,158	63,498	$712,038
Distributions reinvested	11,415	130,928	12,060	127,961
Repurchased	(16,096)	(189,227)	(124,981)	(1,418,549)
Net increase (decrease)	50,868	$592,859	(49,423)	$(578,550)
Class R6 shares
Sold	1,521,620	$17,878,900	527,038	$6,010,837
Distributions reinvested	94,351	1,082,205	28,237	299,598
Repurchased	(446,410)	(5,294,173)	(366,592)	(4,204,540)
Net increase	1,169,561	$13,666,932	188,683	$2,105,895
Class 1 shares
Sold	4,011,966	$47,212,891	3,707,635	$41,546,806
Distributions reinvested	8,382,420	96,230,187	6,893,084	73,204,555
Repurchased	(13,465,421)	(159,779,941)	(22,143,126)	(248,050,028)
Net decrease	(1,071,035)	$(16,336,863)	(11,542,407)	$(133,298,667)
Total net increase (decrease)	2,146,175	$21,396,965	(8,154,635)	$(95,424,139)

Multimanager 2025 Lifetime Portfolio

		Year ended 8-31-18		Year ended 8-31-17
	Shares	Amount	Shares	Amount
Class A shares
Sold	3,736,590	$43,107,041	5,158,649	$57,359,670
Distributions reinvested	1,227,441	13,735,069	757,414	7,960,426
Repurchased	(3,079,349)	(35,254,853)	(2,422,537)	(26,884,163)
Net increase	1,884,682	$21,587,257	3,493,526	$38,435,933
Class I shares
Sold	35,171	$405,617	24,644	$277,547
Distributions reinvested	867	9,663	199	2,079
Repurchased	(43,234)	(498,471)	(19,343)	(221,675)
Net increase (decrease)	(7,196)	$(83,191)	5,500	$57,951
Class R1 shares
Sold	91,196	$1,032,197	119,430	$1,308,535
Distributions reinvested	15,214	169,333	16,177	169,208
Repurchased	(71,976)	(822,396)	(135,437)	(1,504,516)
Net increase (decrease)	34,434	$379,134	170	$(26,773)

ANNUAL REPORT   |   JOHN HANCOCK MULTIMANAGER LIFETIME PORTFOLIOS       88

		Year ended 8-31-18		Year ended 8-31-17
	Shares	Amount	Shares	Amount
Class R2 shares
Sold	73,232	$824,720	175,831	$1,932,563
Distributions reinvested	17,238	191,685	7,699	80,454
Repurchased	(75,745)	(858,279)	(79,432)	(887,024)
Net increase	14,725	$158,126	104,098	$1,125,993
Class R3 shares
Sold	47,074	$540,558	97,980	$1,079,246
Distributions reinvested	21,419	238,605	27,794	291,008
Repurchased	(139,704)	(1,622,368)	(224,995)	(2,481,309)
Net decrease	(71,211)	$(843,205)	(99,221)	$(1,111,055)
Class R4 shares
Sold	11,799	$134,996	33,802	$372,809
Distributions reinvested	5,329	59,414	4,104	42,965
Repurchased	(18,444)	(219,162)	(8,061)	(88,266)
Net increase (decrease)	(1,316)	$(24,752)	29,845	$327,508
Class R5 shares
Sold	78,676	$881,898	28,774	$319,706
Distributions reinvested	9,814	109,234	14,034	146,799
Repurchased	(47,350)	(534,723)	(115,177)	(1,268,933)
Net increase (decrease)	41,140	$456,409	(72,369)	$(802,428)
Class R6 shares
Sold	1,573,921	$18,007,641	596,536	$6,647,532
Distributions reinvested	124,822	1,388,025	22,574	235,897
Repurchased	(487,438)	(5,531,713)	(190,502)	(2,122,756)
Net increase	1,211,305	$13,863,953	428,608	$4,760,673
Class 1 shares
Sold	4,039,771	$45,918,570	4,091,076	$45,486,897
Distributions reinvested	8,970,680	99,843,666	7,780,784	81,387,000
Repurchased	(15,039,244)	(172,740,138)	(26,095,877)	(287,300,529)
Net decrease	(2,028,793)	$(26,977,902)	(14,224,017)	$(160,426,632)
Total net increase (decrease)	1,077,770	$8,515,829	(10,333,860)	$(117,658,830)

Multimanager 2020 Lifetime Portfolio

		Year ended 8-31-18		Year ended 8-31-17
	Shares	Amount	Shares	Amount
Class A shares
Sold	5,382,608	$57,752,370	5,408,357	$57,186,288
Distributions reinvested	1,181,456	12,357,784	818,483	8,183,313
Repurchased	(3,613,456)	(38,713,643)	(3,634,411)	(38,214,516)
Net increase	2,950,608	$31,396,511	2,592,429	$27,155,085
Class I shares
Sold	88,852	$965,686	12,063	$128,430
Distributions reinvested	3,273	34,206	156	1,559
Repurchased	(40,180)	(429,887)	(7,360)	(78,382)
Net increase	51,945	$570,005	4,859	$51,607
Class R1 shares
Sold	103,973	$1,097,377	194,527	$2,003,516
Distributions reinvested	26,229	273,832	17,477	174,423
Repurchased	(100,011)	(1,073,947)	(112,964)	(1,203,715)
Net increase	30,191	$297,262	99,040	$974,224

ANNUAL REPORT   |   JOHN HANCOCK MULTIMANAGER LIFETIME PORTFOLIOS       89

		Year ended 8-31-18		Year ended 8-31-17
	Shares	Amount	Shares	Amount
Class R2 shares
Sold	42,825	$469,044	58,252	$622,006
Distributions reinvested	8,815	91,939	10,194	101,636
Repurchased	(79,226)	(859,672)	(34,403)	(360,140)
Net increase (decrease)	(27,586)	$(298,689)	34,043	$363,502
Class R3 shares
Sold	30,457	$323,877	107,767	$1,132,597
Distributions reinvested	13,737	143,413	20,850	208,082
Repurchased	(104,121)	(1,130,603)	(204,965)	(2,114,355)
Net decrease	(59,927)	$(663,313)	(76,348)	$(773,676)
Class R4 shares
Sold	4,673	$50,512	20,429	$214,302
Distributions reinvested	4,059	42,252	5,595	55,722
Repurchased	(35,918)	(377,547)	(60,942)	(641,893)
Net decrease	(27,186)	$(284,783)	(34,918)	$(371,869)
Class R5 shares
Sold	82,445	$879,821	152,005	$1,579,676
Distributions reinvested	39,310	410,393	31,322	312,595
Repurchased	(45,386)	(491,890)	(142,681)	(1,525,788)
Net increase	76,369	$798,324	40,646	$366,483
Class R6 shares
Sold	1,241,995	$13,221,798	732,235	$7,758,798
Distributions reinvested	108,195	1,127,396	34,088	339,515
Repurchased	(695,515)	(7,411,791)	(173,801)	(1,795,953)
Net increase	654,675	$6,937,403	592,522	$6,302,360
Class 1 shares
Sold	2,360,441	$25,454,442	2,205,729	$23,282,290
Distributions reinvested	6,425,358	67,080,737	6,545,272	65,321,811
Repurchased	(15,069,090)	(161,217,365)	(23,422,519)	(246,337,252)
Net decrease	(6,283,291)	$(68,682,186)	(14,671,518)	$(157,733,151)
Total net decrease	(2,634,202)	$(29,929,466)	(11,419,245)	$(123,665,435)

Multimanager 2015 Lifetime Portfolio

		Year ended 8-31-18		Year ended 8-31-17
	Shares	Amount	Shares	Amount
Class A shares
Sold	2,525,702	$24,974,646	3,361,612	$33,002,956
Distributions reinvested	790,876	7,616,132	584,066	5,466,858
Repurchased	(2,099,992)	(20,641,158)	(2,407,011)	(23,657,973)
Net increase	1,216,586	$11,949,620	1,538,667	$14,811,841
Class I shares
Sold	62,840	$612,885	26,906	$269,452
Distributions reinvested	3,308	31,821	—	—
Repurchased	(40,002)	(387,944)	—	—
Net increase	26,146	$256,762	26,906	$269,452
Class R1 shares
Sold	12,872	$126,848	68,365	$670,338
Distributions reinvested	12,201	117,255	11,823	110,431
Repurchased	(56,888)	(565,151)	(115,634)	(1,144,138)
Net decrease	(31,815)	$(321,048)	(35,446)	$(363,369)

ANNUAL REPORT   |   JOHN HANCOCK MULTIMANAGER LIFETIME PORTFOLIOS       90

		Year ended 8-31-18		Year ended 8-31-17
	Shares	Amount	Shares	Amount
Class R2 shares
Sold	4,407	$43,200	102,447	$1,025,578
Distributions reinvested	557	5,338	1,159	10,805
Repurchased	(58,022)	(595,157)	(61,536)	(615,018)
Net increase (decrease)	(53,058)	$(546,619)	42,070	$421,365
Class R3 shares
Sold	35,676	$348,546	101,555	$986,163
Distributions reinvested	19,603	188,383	42,092	393,137
Repurchased	(101,599)	(1,030,129)	(397,018)	(3,823,434)
Net decrease	(46,320)	$(493,200)	(253,371)	$(2,444,134)
Class R4 shares
Sold	880	$8,732	1,147	$11,294
Distributions reinvested	862	8,270	870	8,104
Repurchased	(4,429)	(42,763)	(3,522)	(33,994)
Net decrease	(2,687)	$(25,761)	(1,505)	$(14,596)
Class R5 shares
Sold	25,204	$247,090	46,836	$455,184
Distributions reinvested	11,967	114,998	10,035	93,731
Repurchased	(40,945)	(398,000)	(73,256)	(726,597)
Net decrease	(3,774)	$(35,912)	(16,385)	$(177,682)
Class R6 shares
Sold	596,423	$5,892,295	336,451	$3,351,004
Distributions reinvested	44,649	429,523	8,501	79,403
Repurchased	(222,292)	(2,159,639)	(121,172)	(1,213,806)
Net increase	418,780	$4,162,179	223,780	$2,216,601
Class 1 shares
Sold	1,219,580	$12,024,590	922,742	$9,117,134
Distributions reinvested	2,577,543	24,770,190	2,957,677	27,624,704
Repurchased	(9,822,980)	(97,235,238)	(12,834,229)	(126,277,479)
Net decrease	(6,025,857)	$(60,440,458)	(8,953,810)	$(89,535,641)
Total net decrease	(4,501,999)	$(45,494,437)	(7,429,094)	$(74,816,163)

Multimanager 2010 Lifetime Portfolio

		Year ended 8-31-18		Year ended 8-31-17
	Shares	Amount	Shares	Amount
Class A shares
Sold	648,959	$6,091,182	822,888	$7,612,360
Distributions reinvested	337,267	3,092,734	314,914	2,793,284
Repurchased	(989,274)	(9,194,528)	(629,010)	(5,861,969)
Net increase (decrease)	(3,048)	$(10,612)	508,792	$4,543,675
Class I shares
Sold	9,504	$87,388	10,999	$100,639
Distributions reinvested	793	7,259	—	—
Repurchased	(14,341)	(135,288)	—	—
Net increase (decrease)	(4,044)	$(40,641)	10,999	$100,639
Class R1 shares
Sold	3,050	$28,190	68,148	$622,229
Distributions reinvested	2,329	21,284	3,456	30,552
Repurchased	(16,828)	(159,550)	(54,253)	(507,516)
Net increase (decrease)	(11,449)	$(110,076)	17,351	$145,265

ANNUAL REPORT   |   JOHN HANCOCK MULTIMANAGER LIFETIME PORTFOLIOS       91

		Year ended 8-31-18		Year ended 8-31-17
	Shares	Amount	Shares	Amount
Class R2 shares
Sold	22,803	$208,237	50,838	$472,458
Distributions reinvested	2,833	25,950	358	3,172
Repurchased	(31,401)	(293,789)	(3,846)	(36,421)
Net increase (decrease)	(5,765)	$(59,602)	47,350	$439,209
Class R3 shares
Sold	2,405	$22,354	9,807	$88,896
Distributions reinvested	1,014	9,282	3,792	33,557
Repurchased	(13,669)	(130,420)	(50,188)	(462,505)
Net decrease	(10,250)	$(98,784)	(36,589)	$(340,052)
Class R4 shares
Sold	2,148	$20,085	14,638	$135,994
Distributions reinvested	1,846	16,907	7,414	65,615
Repurchased	(22,054)	(201,004)	(99,486)	(937,658)
Net decrease	(18,060)	$(164,012)	(77,434)	$(736,049)
Class R5 shares
Sold	1,447	$13,261	9,518	$88,112
Distributions reinvested	2,382	21,820	2,440	21,595
Repurchased	(37,319)	(342,939)	(1,828)	(16,776)
Net increase (decrease)	(33,490)	$(307,858)	10,130	$92,931
Class R6 shares
Sold	275,796	$2,603,992	215,951	$2,056,400
Distributions reinvested	26,965	246,995	1,227	10,872
Repurchased	(111,301)	(1,027,547)	(10,508)	(97,393)
Net increase	191,460	$1,823,440	206,670	$1,969,879
Class 1 shares
Sold	1,867,132	$17,421,534	1,453,458	$13,487,846
Distributions reinvested	1,346,532	12,334,234	1,677,424	14,861,973
Repurchased	(6,030,173)	(56,504,182)	(7,445,873)	(69,461,360)
Net decrease	(2,816,509)	$(26,748,414)	(4,314,991)	$(41,111,541)
Total net decrease	(2,711,155)	$(25,716,559)	(3,627,722)	$(34,896,044)

Affiliates of the Trust owned shares of the following classes of the portfolios on August 31, 2018. Such concentration of shareholders' capital could have a material effect on the portfolios if such shareholders redeem from the portfolios.

Portfolio	Class	% by Class
Multimanager 2060 Lifetime Portfolio	I	100%
Multimanager 2060 Lifetime Portfolio	R1	100%
Multimanager 2060 Lifetime Portfolio	R2	69%
Multimanager 2060 Lifetime Portfolio	R3	100%
Multimanager 2060 Lifetime Portfolio	R4	91%
Multimanager 2060 Lifetime Portfolio	R6	1%
Multimanager 2060 Lifetime Portfolio	1	100%
Multimanager 2055 Lifetime Portfolio	A	1%
Multimanager 2055 Lifetime Portfolio	I	92%
Multimanager 2055 Lifetime Portfolio	R1	100%
Multimanager 2055 Lifetime Portfolio	R4	98%
Multimanager 2055 Lifetime Portfolio	1	100%
Multimanager 2050 Lifetime Portfolio	I	82%
Multimanager 2050 Lifetime Portfolio	1	100%
Multimanager 2045 Lifetime Portfolio	R6	7%
Multimanager 2045 Lifetime Portfolio	I	59%
Multimanager 2045 Lifetime Portfolio	1	100%
Multimanager 2040 Lifetime Portfolio	I	40%
Multimanager 2040 Lifetime Portfolio	1	100%

ANNUAL REPORT   |   JOHN HANCOCK MULTIMANAGER LIFETIME PORTFOLIOS       92

Portfolio	Class	% by Class
Multimanager 2035 Lifetime Portfolio	R6	1%
Multimanager 2035 Lifetime Portfolio	1	100%
Multimanager 2030 Lifetime Portfolio	R6	3%
Multimanager 2030 Lifetime Portfolio	1	100%
Multimanager 2025 Lifetime Portfolio	1	100%
Multimanager 2020 Lifetime Portfolio	R6	30%
Multimanager 2020 Lifetime Portfolio	1	100%
Multimanager 2015 Lifetime Portfolio	R6	1%
Multimanager 2015 Lifetime Portfolio	1	100%
Multimanager 2010 Lifetime Portfolio	1	100%

Note 6 — Purchase and sale of securities

The following summarizes the purchases and sales of the affiliated underlying funds for the year ended August 31, 2018:

Portfolio	Purchases	Sales
Multimanager 2060 Lifetime Portfolio	$36,656,258	$7,956,481
Multimanager 2055 Lifetime Portfolio	62,985,091	22,748,565
Multimanager 2050 Lifetime Portfolio	102,884,377	68,926,214
Multimanager 2045 Lifetime Portfolio	159,190,896	147,712,071
Multimanager 2040 Lifetime Portfolio	189,597,446	168,208,108
Multimanager 2035 Lifetime Portfolio	234,834,014	205,413,535
Multimanager 2030 Lifetime Portfolio	273,026,932	262,616,171
Multimanager 2025 Lifetime Portfolio	281,787,341	292,125,947
Multimanager 2020 Lifetime Portfolio	184,716,660	234,049,753
Multimanager 2015 Lifetime Portfolio	68,393,250	124,789,060
Multimanager 2010 Lifetime Portfolio	44,630,268	74,899,066

Note 7 — Investment in affiliated underlying funds

The portfolios invest primarily in affiliated underlying funds that are managed by the Advisor and its affiliates. The portfolios do not invest in the affiliated underlying funds for the purpose of exercising management or control; however, the portfolios' investment may represent a significant portion of each underlying fund's net assets. At August 31, 2018, the portfolios did not hold 5% or more of the net assets of the underlying funds.

Information regarding each portfolio's purchases and sales of the affiliated underlying funds as well as income and capital gains earned, if any, during the period is as follows:

					Dividends and distributions
Portfolio	Beginning share amount	Shares purchased	Shares sold	Ending share amount	Income distributions received	Capital gains distributions received	Realized gain (loss)*	Change in unrealized appreciation (depreciation)	Ending value
Multimanager 2060 Lifetime Portfolio
Absolute Return Currency	33,082	37,012	(28,336)	41,758	—	—	($19,844)	($3,020)	$383,760
Asia Pacific Total Return Bond	4,497	6,420	(1,700)	9,217	$1,171	—	262	(2,484)	87,465
Blue Chip Growth	13,388	15,805	(5,173)	24,020	—	$81,527	30,565	68,064	1,031,663
Bond	14,286	22,978	(5,706)	31,558	13,247	—	(1,914)	(11,969)	486,631
Capital Appreciation	27,238	36,869	(11,153)	52,954	635	114,025	15,753	39,036	998,175
Capital Appreciation Value	91,427	128,127	(21,359)	198,195	19,178	124,009	9,536	45,004	2,431,856
Core Bond	6,013	9,692	(2,461)	13,244	2,619	—	(636)	(3,424)	167,408
Disciplined Value	26,756	33,133	(6,591)	53,298	7,680	29,978	13,374	59,964	1,217,859
Disciplined Value International	5,381	7,535	(1,262)	11,654	1,019	1,446	803	(3,251)	158,611
Diversified Real Assets	—	180,515	(5,541)	174,974	—	—	94	46,320	1,823,230
Emerging Markets	62,509	95,158	(10,663)	147,004	12,159	—	23,155	(102,533)	1,636,151
Emerging Markets Debt	10,617	19,712	(3,254)	27,075	8,843	—	928	(21,339)	239,610
Emerging Markets Equity	63,113	94,709	(12,515)	145,307	5,992	9,405	32,705	(95,719)	1,636,151
Equity Income	35,595	47,499	(8,462)	74,632	20,625	58,879	13,921	28,305	1,565,038
Financial Industries	21,627	28,864	(6,100)	44,391	12,408	29,531	13,602	26,975	928,221

ANNUAL REPORT   |   JOHN HANCOCK MULTIMANAGER LIFETIME PORTFOLIOS       93

					Dividends and distributions
Portfolio	Beginning share amount	Shares purchased	Shares sold	Ending share amount	Income distributions received	Capital gains distributions received	Realized gain (loss)*	Change in unrealized appreciation (depreciation)	Ending value
Floating Rate Income	15,157	14,176	(8,509)	20,824	$6,361	—	($1,282)	$917	$175,754
Fundamental Global Franchise	22,389	30,076	(10,185)	42,280	2,873	$42,957	2,890	(19,534)	554,284
Fundamental Large Cap Core	8,653	11,346	(2,251)	17,748	4,376	39,531	2,924	48,878	974,894
Global Absolute Return Strategies	30,781	29,944	(22,855)	37,870	—	—	975	(12,518)	385,140
Global Bond	1,723	2,355	(639)	3,439	12	—	230	(603)	43,705
Global Equity	38,136	53,461	(8,103)	83,494	9,763	36,991	5,761	(834)	996,079
Global Income	2,779	2,493	(5,272)	—	1,485	—	(1,527)	(501)	—
Global Real Estate	13,186	9,285	(22,471)	—	2,516	—	(1,238)	(2,778)	—
Global Shareholder Yield	24,541	34,652	(5,879)	53,314	14,252	—	2,853	(7,865)	604,047
Global Short Duration Credit	3,589	5,810	(1,250)	8,149	2,505	—	(115)	(1,746)	72,037
Health Sciences	60,957	88,824	(20,384)	129,397	—	61,947	1,678	43,769	659,926
High Yield (JHAM)	9,768	13,626	(3,561)	19,833	2,890	—	(138)	(1,124)	68,028
High Yield (WAMCO)	2,115	2,922	(780)	4,257	1,468	—	(65)	(165)	34,481
International Growth	14,121	24,423	(3,557)	34,987	3,295	—	8,167	35,292	998,893
International Growth Stock	36,520	33,201	(5,186)	64,535	15,567	—	6,262	(41,062)	868,646
International Small Cap	22,322	30,044	(4,961)	47,405	6,927	—	18,985	(30,301)	1,027,746
International Small Company	38,574	52,123	(8,543)	82,154	11,215	—	17,282	(26,496)	1,027,746
International Value	20,922	31,851	(5,040)	47,733	10,397	—	7,519	(29,664)	783,292
International Value Equity	53,236	78,289	(12,574)	118,951	18,124	7,639	8,514	(42,121)	992,052
Mid Cap Stock	37,744	42,667	(6,674)	73,737	—	92,859	26,639	235,131	1,928,228
Mid Value	52,102	79,832	(4,011)	127,923	9,285	56,705	776	92,531	2,184,919
Natural Resources	35,643	18,731	(54,374)	—	8,021	—	33,259	17,141	—
Real Estate Equity	12,372	10,643	(23,015)	—	2,032	5,170	(18,780)	2,304	—
Real Return Bond	9,880	18,423	(4,428)	23,875	5,026	—	(801)	(3,331)	260,474
Science & Technology	23,376	88,353	(18,172)	93,557	—	213,834	(43,895)	(63,538)	560,408
Short Duration Credit Opportunities	10,132	10,461	(6,082)	14,511	3,908	—	(150)	(4,125)	136,112
Short Term Government Income	13,331	24,000	(5,747)	31,584	2,707	—	(963)	(3,091)	293,417
Small Cap Growth	9,212	14,996	(1,410)	22,798	—	71,303	3,444	(5,569)	440,008
Small Cap Stock	19,927	19,401	(3,234)	36,094	—	5,771	6,322	75,259	437,458
Small Cap Value	11,061	19,309	(950)	29,420	3,337	16,817	452	62,284	680,180
Small Company Value	5,128	9,798	(425)	14,501	779	26,236	402	29,251	453,435
Spectrum Income	8,635	12,341	(3,151)	17,825	4,542	973	98	(6,263)	185,912
Strategic Equity Allocation	659,985	963,587	(168,000)	1,455,572	200,812	1,457,063	79,415	(265,898)	19,592,000
Strategic Growth	26,781	32,008	(10,169)	48,620	2,785	70,487	23,749	66,002	998,175
Strategic Income Opportunities	15,472	22,277	(5,415)	32,334	8,864	—	161	(15,145)	334,652
Total Return	12,707	20,379	(5,209)	27,877	6,271	—	(544)	(6,514)	371,878
U.S. High Yield Bond	2,201	3,042	(806)	4,437	1,841	—	4	(577)	49,690
Value Equity	26,608	34,149	(6,377)	54,380	5,620	15,917	9,240	21,613	695,517
					$485,432	$2,671,000	$330,807	$208,938	$54,661,042
Multimanager 2055 Lifetime Portfolio
Absolute Return Currency	188,769	83,687	(113,740)	158,716	—	—	($81,415)	($1,083)	$1,458,598
Asia Pacific Total Return Bond	25,659	13,474	(7,852)	31,281	$5,881	—	1,357	(10,542)	296,852
Blue Chip Growth	75,744	22,624	(16,616)	81,752	—	$409,295	87,599	282,664	3,511,267
Bond	81,522	51,616	(25,670)	107,468	56,716	—	(10,674)	(52,760)	1,657,156

ANNUAL REPORT   |   JOHN HANCOCK MULTIMANAGER LIFETIME PORTFOLIOS       94

					Dividends and distributions
Portfolio	Beginning share amount	Shares purchased	Shares sold	Ending share amount	Income distributions received	Capital gains distributions received	Realized gain (loss)*	Change in unrealized appreciation (depreciation)	Ending value
Capital Appreciation	153,463	64,833	(37,089)	181,207	$3,187	$572,447	$44,931	$108,537	$3,415,748
Capital Appreciation Value	519,756	191,032	(38,909)	671,879	96,281	622,568	1,456	94,115	8,243,950
Core Bond	34,740	21,228	(10,840)	45,128	11,766	—	(4,533)	(15,277)	570,422
Disciplined Value	152,106	44,575	(16,987)	179,694	39,035	152,365	53,562	264,731	4,106,017
Disciplined Value International	30,628	10,690	(2,026)	39,292	5,179	7,347	1,977	(4,101)	534,759
Diversified Real Assets	—	613,990	(24,064)	589,926	—	—	1,568	184,874	6,147,029
Emerging Markets	356,778	165,126	(24,548)	497,356	61,302	—	40,595	(254,367)	5,535,572
Emerging Markets Debt	62,538	43,872	(14,747)	91,663	37,975	—	3,242	(84,113)	811,216
Emerging Markets Equity	360,220	160,275	(27,000)	493,495	30,453	47,803	72,948	(191,937)	5,556,758
Equity Income	202,812	68,684	(19,873)	251,623	91,849	295,593	19,017	161,544	5,276,535
Financial Industries	123,403	49,877	(23,488)	149,792	62,774	149,401	59,946	121,361	3,132,148
Floating Rate Income	85,039	28,501	(42,625)	70,915	27,433	—	(2,476)	1,865	598,520
Fundamental Global Franchise	127,002	51,886	(36,342)	142,546	14,424	215,660	28,859	(137,829)	1,868,773
Fundamental Large Cap Core	49,049	15,612	(4,572)	60,089	22,242	200,917	7,808	174,511	3,300,711
Global Absolute Return Strategies	176,036	45,742	(77,887)	143,891	—	—	(21,372)	(18,245)	1,463,376
Global Bond	9,820	4,971	(3,111)	11,680	63	—	821	(1,962)	148,451
Global Equity	216,778	82,817	(18,096)	281,499	49,012	185,710	8,860	(17,022)	3,358,285
Global Income	15,604	6,099	(21,703)	—	6,884	—	(3,718)	(4,767)	—
Global Real Estate	74,848	18,368	(93,216)	—	12,576	—	720	(16,621)	—
Global Shareholder Yield	139,450	53,576	(13,278)	179,748	59,460	—	4,523	(13,027)	2,036,547
Global Short Duration Credit	20,126	14,463	(6,868)	27,721	10,496	—	(693)	(7,077)	245,056
Health Sciences	342,223	168,490	(67,926)	442,787	—	310,702	(26,592)	135,431	2,258,211
High Yield (JHAM)	55,645	29,381	(17,479)	67,547	12,369	—	(1,077)	(4,862)	231,687
High Yield (WAMCO)	12,072	6,223	(3,802)	14,493	6,546	—	(704)	(851)	117,396
International Growth	97,632	26,051	(5,723)	117,960	16,663	—	16,221	228,797	3,367,771
International Growth Stock	205,031	46,590	(7,073)	244,548	78,152	—	12,783	(118,017)	3,291,612
International Small Cap	126,726	44,329	(11,228)	159,827	34,938	—	40,152	(8,426)	3,465,051
International Small Company	218,404	79,338	(20,760)	276,982	56,489	—	43,076	(21,522)	3,465,051
International Value	88,889	81,433	(9,391)	160,931	52,383	—	17,254	(80,808)	2,640,871
International Value Equity	302,258	124,396	(25,610)	401,044	92,117	38,825	12,514	(116,872)	3,344,707
Mid Cap Stock	212,353	56,144	(12,409)	256,088	—	466,465	24,961	959,790	6,696,711
Mid Value	296,224	151,041	(15,882)	431,383	46,695	285,191	3,759	390,646	7,368,013
Natural Resources	190,464	54,535	(244,999)	—	40,103	—	224,541	53,661	—
Real Estate Equity	70,371	25,472	(95,843)	—	10,203	25,957	(115,066)	39,829	—
Real Return Bond	56,304	45,183	(20,276)	81,211	21,834	—	(4,627)	(15,081)	886,017
Science & Technology	132,198	262,172	(72,581)	321,789	—	1,073,523	(149,515)	(459,751)	1,927,518
Short Duration Credit Opportunities	56,763	24,340	(31,792)	49,311	16,764	—	6,365	(22,502)	462,537
Short Term Government Income	76,068	61,215	(29,633)	107,650	12,160	—	(5,774)	(14,509)	1,000,067
Small Cap Growth	51,949	29,766	(2,537)	79,178	—	311,015	3,333	(29,106)	1,528,142
Small Cap Stock	112,362	18,886	(5,894)	125,354	—	28,971	(408)	330,905	1,519,288
Small Cap Value	62,681	42,115	(3,021)	101,775	16,751	84,426	3,671	240,072	2,353,040
Small Company Value	29,099	22,864	(1,480)	50,483	3,906	131,555	(3,867)	101,460	1,578,590
Spectrum Income	49,247	25,848	(14,571)	60,524	19,475	4,884	(610)	(24,961)	631,267

ANNUAL REPORT   |   JOHN HANCOCK MULTIMANAGER LIFETIME PORTFOLIOS       95

					Dividends and distributions
Portfolio	Beginning share amount	Shares purchased	Shares sold	Ending share amount	Income distributions received	Capital gains distributions received	Realized gain (loss)*	Change in unrealized appreciation (depreciation)	Ending value
Strategic Equity Allocation	3,749,252	1,453,549	(295,333)	4,907,468	$1,008,263	$7,315,404	($31,214)	($1,478,796)	$66,054,521
Strategic Growth	151,028	47,838	(33,247)	165,619	14,154	358,254	89,670	224,684	3,400,163
Strategic Income Opportunities	88,157	46,517	(24,988)	109,686	37,796	—	(1,033)	(59,493)	1,135,246
Total Return	73,390	45,065	(23,472)	94,983	29,893	—	(5,703)	(32,748)	1,267,074
U.S. High Yield Bond	12,556	6,614	(4,065)	15,105	8,270	—	(444)	(2,503)	169,178
Value Equity	151,123	45,782	(13,563)	183,342	28,564	80,900	18,938	108,947	2,344,941
					$2,369,476	$13,375,178	$485,512	$886,886	$185,778,416
Multimanager 2050 Lifetime Portfolio
Absolute Return Currency	481,008	161,975	(277,744)	365,239	—	—	($112,859)	($75,884)	$3,356,542
Asia Pacific Total Return Bond	65,387	24,963	(21,973)	68,377	$14,315	—	3,429	(24,746)	648,894
Blue Chip Growth	193,195	41,515	(57,023)	177,687	—	$998,146	417,307	435,657	7,631,676
Bond	207,744	99,804	(72,632)	234,916	133,150	—	(30,559)	(122,218)	3,622,406
Capital Appreciation	391,312	124,703	(124,419)	391,596	7,763	1,394,382	215,883	103,983	7,381,584
Capital Appreciation Value	1,325,311	293,621	(156,252)	1,462,680	234,339	1,515,276	4,189	142,657	17,947,081
Core Bond	88,525	41,185	(31,063)	98,647	27,929	—	(12,363)	(36,192)	1,246,895
Disciplined Value	387,639	63,688	(60,766)	390,561	95,413	372,424	185,583	570,165	8,924,321
Disciplined Value International	78,098	14,279	(7,195)	85,182	12,666	17,968	8,012	(6,958)	1,159,326
Diversified Real Assets	—	1,353,474	(74,004)	1,279,470	—	—	6,576	432,599	13,332,082
Emerging Markets	909,736	266,893	(91,415)	1,085,214	149,627	—	188,136	(609,564)	12,078,428
Emerging Markets Debt	159,382	78,527	(37,708)	200,201	89,763	—	7,468	(194,783)	1,771,778
Emerging Markets Equity	918,514	268,619	(108,996)	1,078,137	74,476	116,907	357,836	(530,775)	12,139,828
Equity Income	517,144	100,404	(70,442)	547,106	218,588	719,791	62,065	368,042	11,472,805
Financial Industries	314,616	83,722	(71,987)	326,351	152,945	364,006	211,729	221,757	6,824,003
Floating Rate Income	216,954	55,397	(117,337)	155,014	64,799	—	(21,696)	20,868	1,308,316
Fundamental Global Franchise	323,838	90,512	(105,704)	308,646	35,108	524,897	108,147	(384,586)	4,046,344
Fundamental Large Cap Core	125,069	23,743	(17,897)	130,915	54,395	491,369	85,014	319,640	7,191,185
Global Absolute Return Strategies	448,748	75,837	(190,622)	333,963	—	—	(134,555)	46,362	3,396,407
Global Bond	25,051	8,940	(8,460)	25,531	152	—	3,648	(6,060)	324,502
Global Equity	552,755	119,422	(60,482)	611,695	119,290	452,002	31,237	(66,150)	7,297,520
Global Income	39,741	11,391	(51,132)	—	16,579	—	(3,214)	(16,653)	—
Global Real Estate	190,852	31,813	(222,665)	—	30,594	—	5,060	(42,428)	—
Global Shareholder Yield	355,580	77,286	(43,697)	389,169	138,953	—	19,456	(33,598)	4,409,284
Global Short Duration Credit	51,280	28,526	(19,210)	60,596	25,106	—	(3,823)	(14,244)	535,673
Health Sciences	872,624	356,921	(280,791)	948,754	—	756,223	(5,124)	218,369	4,838,644
High Yield (JHAM)	141,963	52,909	(47,219)	147,653	29,152	—	(1,847)	(12,219)	506,449
High Yield (WAMCO)	30,762	11,359	(10,440)	31,681	15,492	—	(2,764)	(1,036)	256,619
International Growth	250,811	23,415	(18,178)	256,048	40,818	—	80,995	534,948	7,310,157
International Growth Stock	522,909	63,459	(25,259)	561,109	190,254	—	46,454	(268,290)	7,552,531
International Small Cap	323,135	58,518	(33,985)	347,668	85,242	—	132,111	(4,783)	7,537,439
International Small Company	556,903	110,922	(65,834)	601,991	137,912	—	139,065	(47,544)	7,530,905
International Value	278,296	98,502	(28,552)	348,246	127,859	—	(2,740)	(129,341)	5,714,710
International Value Equity	770,719	167,433	(70,736)	867,416	225,284	94,951	35,367	(253,194)	7,234,246

ANNUAL REPORT   |   JOHN HANCOCK MULTIMANAGER LIFETIME PORTFOLIOS       96

					Dividends and distributions
Portfolio	Beginning share amount	Shares purchased	Shares sold	Ending share amount	Income distributions received	Capital gains distributions received	Realized gain (loss)*	Change in unrealized appreciation (depreciation)	Ending value
Mid Cap Stock	541,474	84,496	(61,443)	564,527	—	$1,138,591	$140,798	$2,087,873	$14,762,391
Mid Value	755,333	271,503	(69,682)	957,154	$113,654	694,146	15,877	918,803	16,348,192
Natural Resources	502,743	88,839	(591,582)	—	97,884	—	(605,208)	1,305,305	—
Real Estate Equity	179,436	51,689	(231,125)	—	24,832	63,176	(143,707)	(36,807)	—
Real Return Bond	143,645	91,010	(57,134)	177,521	51,018	—	(11,971)	(36,037)	1,936,759
Science & Technology	337,088	594,027	(239,252)	691,863	—	2,616,786	(435,215)	(1,078,557)	4,144,262
Short Duration Credit Opportunities	144,587	45,788	(82,585)	107,790	39,620	—	5,766	(42,503)	1,011,067
Short Term Government Income	193,847	120,932	(79,465)	235,314	28,859	—	(15,502)	(34,246)	2,186,064
Small Cap Growth	132,462	55,408	(14,340)	173,530	—	731,223	20,172	(86,365)	3,349,138
Small Cap Stock	286,508	27,702	(39,480)	274,730	—	70,865	10,242	754,942	3,329,733
Small Cap Value	159,828	81,397	(14,895)	226,330	40,906	206,173	11,742	549,170	5,232,743
Small Company Value	74,198	45,497	(7,382)	112,313	9,542	321,384	(22,809)	237,674	3,512,028
Spectrum Income	125,570	46,668	(39,937)	132,301	45,929	11,887	(310)	(59,358)	1,379,897
Strategic Equity Allocation	9,560,159	2,071,650	(958,238)	10,673,571	2,465,449	17,889,432	294,539	(4,230,002)	143,666,264
Strategic Growth	385,101	82,058	(107,608)	359,551	34,616	876,156	331,458	370,698	7,381,584
Strategic Income Opportunities	224,910	83,196	(68,342)	239,764	88,981	—	(7,428)	(132,265)	2,481,554
Total Return	187,020	86,967	(66,362)	207,625	71,944	—	(14,922)	(81,557)	2,769,718
U.S. High Yield Bond	32,010	11,813	(10,804)	33,019	19,605	—	(1,929)	(5,062)	369,809
Value Equity	385,343	68,930	(55,183)	399,090	69,857	197,852	75,443	224,241	5,104,356
					$5,750,659	$32,636,013	$1,670,259	$1,159,748	$405,494,139
Multimanager 2045 Lifetime Portfolio
Absolute Return Currency	991,342	268,224	(533,627)	725,939	—	—	($261,806)	($112,970)	$6,671,378
Asia Pacific Total Return Bond	138,489	31,783	(37,179)	133,093	$29,657	—	121	(42,941)	1,263,050
Blue Chip Growth	409,213	69,556	(130,545)	348,224	—	$2,073,456	1,708,800	12,252	14,956,205
Bond	428,544	159,241	(130,013)	457,772	269,348	—	(55,487)	(254,437)	7,058,848
Capital Appreciation	828,890	215,018	(276,435)	767,473	16,171	2,904,533	1,104,336	(503,882)	14,466,860
Capital Appreciation Value	2,807,318	405,537	(358,027)	2,854,828	488,178	3,156,651	112,940	85,156	35,028,743
Core Bond	184,935	61,513	(55,002)	191,446	56,967	—	(21,262)	(77,683)	2,419,875
Disciplined Value	821,147	72,143	(128,588)	764,702	198,493	774,776	162,662	1,374,678	17,473,450
Disciplined Value International	165,429	13,191	(11,632)	166,988	26,426	37,488	5,307	3,885	2,272,703
Diversified Real Assets	—	2,689,204	(182,007)	2,507,197	—	—	20,091	872,074	26,124,989
Emerging Markets	1,927,033	357,439	(171,803)	2,112,669	310,123	—	219,662	(967,743)	23,514,001
Emerging Markets Debt	335,504	125,840	(66,806)	394,538	182,248	—	(18,756)	(356,104)	3,491,659
Emerging Markets Equity	1,945,628	377,572	(222,319)	2,100,881	154,517	242,552	463,460	(704,579)	23,655,915
Equity Income	1,095,431	119,998	(148,739)	1,066,690	450,139	1,499,251	116,305	750,750	22,368,497
Financial Industries	662,159	90,163	(116,036)	636,286	318,722	758,554	123,928	732,358	13,304,739
Floating Rate Income	459,419	74,027	(231,811)	301,635	131,316	—	(21,740)	20,213	2,545,797
Fundamental Global Franchise	686,019	122,857	(202,339)	606,537	72,820	1,088,744	258,933	(845,270)	7,951,703
Fundamental Large Cap Core	264,925	32,308	(40,007)	257,226	113,467	1,024,992	112,424	690,490	14,129,436
Global Absolute Return Strategies	941,889	76,229	(351,859)	666,259	—	—	(118,285)	(53,127)	6,775,854
Global Bond	52,777	11,406	(14,487)	49,696	314	—	5,102	(9,506)	631,633
Global Equity	1,170,238	142,204	(109,675)	1,202,767	247,703	938,572	35,090	(129,022)	14,349,015
Global Income	83,399	16,234	(99,633)	—	33,966	—	(8,393)	(31,370)	—
Global Real Estate	404,269	48,570	(452,839)	—	63,105	—	16,966	(90,516)	—
Global Shareholder Yield	753,202	72,709	(67,149)	758,762	280,280	—	(209)	(14,138)	8,596,768

ANNUAL REPORT   |   JOHN HANCOCK MULTIMANAGER LIFETIME PORTFOLIOS       97

					Dividends and distributions
Portfolio	Beginning share amount	Shares purchased	Shares sold	Ending share amount	Income distributions received	Capital gains distributions received	Realized gain (loss)*	Change in unrealized appreciation (depreciation)	Ending value
Global Short Duration Credit	107,292	44,006	(33,439)	117,859	$50,764	—	($11,208)	($25,435)	$1,041,874
Health Sciences	1,848,421	513,546	(502,544)	1,859,423	—	$1,573,886	(253,192)	604,059	9,483,058
High Yield (JHAM)	300,290	70,470	(83,591)	287,169	58,945	—	(4,468)	(24,586)	984,991
High Yield (WAMCO)	65,166	14,597	(18,096)	61,667	31,765	—	(2,186)	(6,291)	499,500
International Growth	531,459	10,697	(40,522)	501,634	84,448	—	93,336	1,197,765	14,321,652
International Growth Stock	1,107,642	51,212	(44,278)	1,114,576	394,427	—	30,588	(446,358)	15,002,192
International Small Cap	684,474	56,985	(62,668)	678,791	176,792	—	272,908	58,432	14,716,183
International Small Company	1,179,650	104,322	(103,965)	1,180,007	285,842	—	202,225	30,802	14,761,881
International Value	610,478	112,689	(41,598)	681,569	265,149	—	958	(240,208)	11,184,548
International Value Equity	1,632,245	190,853	(128,863)	1,694,235	470,029	198,104	28,102	(439,638)	14,129,919
Mid Cap Stock	1,146,968	131,696	(156,246)	1,122,418	—	2,359,820	284,054	4,205,586	29,351,227
Mid Value	1,587,941	459,872	(146,304)	1,901,509	235,143	1,436,141	10,901	1,915,152	32,477,782
Natural Resources	1,055,933	136,232	(1,192,165)	—	202,879	—	(1,774,761)	3,254,179	—
Real Estate Equity	378,969	85,069	(464,038)	—	51,223	130,319	644,284	(1,011,903)	—
Real Return Bond	304,175	148,363	(106,780)	345,758	104,110	—	(20,292)	(76,751)	3,772,220
Science & Technology	714,032	1,160,643	(518,721)	1,355,954	—	5,430,920	(774,151)	(2,391,932)	8,122,167
Short Duration Credit Opportunities	302,321	66,997	(159,509)	209,809	80,288	—	(9,076)	(64,083)	1,968,008
Short Term Government Income	409,834	189,076	(140,880)	458,030	59,103	—	(26,868)	(75,148)	4,255,101
Small Cap Growth	280,586	96,614	(34,106)	343,094	—	1,497,795	35,365	(176,988)	6,621,715
Small Cap Stock	606,891	32,823	(96,867)	542,847	—	147,025	76,553	1,470,554	6,579,305
Small Cap Value	338,552	147,851	(39,674)	446,729	84,524	426,011	(14,529)	1,149,855	10,328,385
Small Company Value	157,168	85,143	(19,192)	223,119	19,714	664,003	(27,255)	459,223	6,976,918
Spectrum Income	265,706	60,386	(68,573)	257,519	92,981	24,612	(5,706)	(114,064)	2,685,923
Strategic Equity Allocation	20,250,588	3,374,967	(2,571,369)	21,054,186	5,117,293	37,129,776	4,390,534	(12,763,226)	283,389,350
Strategic Growth	815,733	126,233	(237,297)	704,669	72,222	1,827,995	983,044	395,601	14,466,860
Strategic Income Opportunities	475,871	108,013	(116,098)	467,786	180,266	—	(16,327)	(265,259)	4,841,587
Total Return	390,783	131,493	(118,559)	403,717	147,739	—	(41,668)	(157,402)	5,385,591
U.S. High Yield Bond	67,727	15,590	(19,047)	64,270	40,251	—	(7,761)	(7,126)	719,821
Value Equity	816,246	87,134	(120,547)	782,833	145,253	411,394	60,481	549,369	10,012,436
					$11,895,110	$67,757,370	$8,084,074	($2,647,253)	$797,131,312
Multimanager 2040 Lifetime Portfolio
Absolute Return Currency	1,089,086	277,765	(574,285)	792,566	—	—	($288,390)	($121,498)	$7,283,678
Asia Pacific Total Return Bond	149,272	60,852	(39,375)	170,749	$36,746	—	(6,556)	(47,991)	1,620,407
Blue Chip Growth	445,595	75,197	(141,909)	378,883	—	$2,248,570	1,822,328	43,217	16,273,040
Bond	593,832	305,776	(171,403)	728,205	411,111	—	(75,642)	(394,287)	11,228,918
Capital Appreciation	901,467	229,605	(297,265)	833,807	17,468	3,137,440	1,072,028	(410,244)	15,717,266
Capital Appreciation Value	3,032,184	463,295	(400,685)	3,094,794	523,070	3,382,264	150,498	99,182	37,973,120
Core Bond	252,441	125,640	(72,474)	305,607	86,106	—	(28,444)	(120,304)	3,862,873
Disciplined Value	887,364	91,924	(152,108)	827,180	213,142	831,957	191,843	1,473,548	18,901,072
Disciplined Value International	178,680	18,554	(16,387)	180,847	28,303	40,150	6,824	2,549	2,461,330
Diversified Real Assets	—	2,925,001	(199,631)	2,725,370	—	—	33,170	912,877	28,398,359
Emerging Markets	2,080,834	419,798	(200,277)	2,300,355	333,254	—	245,350	(1,068,016)	25,602,956
Emerging Markets Debt	361,693	208,635	(66,767)	503,561	223,256	—	(18,844)	(447,821)	4,456,516
Emerging Markets Equity	2,097,320	461,550	(269,067)	2,289,803	163,810	257,139	534,658	(799,307)	25,783,185

ANNUAL REPORT   |   JOHN HANCOCK MULTIMANAGER LIFETIME PORTFOLIOS       98

					Dividends and distributions
Portfolio	Beginning share amount	Shares purchased	Shares sold	Ending share amount	Income distributions received	Capital gains distributions received	Realized gain (loss)*	Change in unrealized appreciation (depreciation)	Ending value
Equity Income	1,181,304	147,017	(170,023)	1,158,298	$484,279	$1,608,617	$137,124	$809,356	$24,289,505
Financial Industries	713,264	119,119	(143,426)	688,957	341,578	812,950	143,527	794,664	14,406,094
Floating Rate Income	496,305	138,726	(248,644)	386,387	159,279	—	(19,217)	17,317	3,261,103
Fundamental Global Franchise	740,910	139,234	(223,930)	656,214	78,301	1,170,688	279,323	(907,033)	8,602,966
Fundamental Large Cap Core	286,146	36,703	(45,749)	277,100	121,559	1,098,090	137,940	736,339	15,221,114
Global Absolute Return Strategies	1,015,897	94,403	(386,538)	723,762	—	—	(126,906)	(58,157)	7,360,663
Global Bond	56,951	22,043	(15,249)	63,745	390	—	1,044	(6,321)	810,203
Global Equity	1,261,282	164,533	(130,019)	1,295,796	265,437	1,005,769	56,454	(147,186)	15,458,847
Global Income	89,972	31,056	(121,028)	—	41,261	—	(16,473)	(31,694)	—
Global Real Estate	435,937	58,411	(494,348)	—	67,495	—	19,901	(96,698)	—
Global Shareholder Yield	813,376	108,575	(94,483)	827,468	303,502	—	9,046	(22,894)	9,375,216
Global Short Duration Credit	115,914	70,119	(35,250)	150,783	62,075	—	(12,237)	(32,569)	1,332,924
Health Sciences	1,958,160	568,581	(555,315)	1,971,426	—	1,654,408	(223,094)	603,545	10,054,272
High Yield (JHAM)	323,598	130,984	(86,610)	367,972	72,044	—	(5,741)	(28,059)	1,262,143
High Yield (WAMCO)	70,190	27,483	(18,737)	78,936	38,490	—	(2,866)	(6,232)	639,385
International Growth	572,638	26,997	(56,653)	542,982	89,760	—	104,000	1,294,889	15,502,134
International Growth Stock	1,196,119	63,553	(62,577)	1,197,095	423,427	—	48,473	(493,837)	16,112,894
International Small Cap	739,301	73,758	(76,935)	736,124	190,125	—	308,708	38,110	15,959,178
International Small Company	1,274,139	142,114	(141,226)	1,275,027	307,395	—	223,515	22,632	15,950,593
International Value	651,529	151,247	(61,955)	740,821	285,338	—	(4,940)	(258,484)	12,156,873
International Value Equity	1,761,265	255,169	(170,433)	1,846,001	503,439	212,186	32,930	(477,862)	15,395,647
Mid Cap Stock	1,238,839	154,676	(191,056)	1,202,459	—	2,537,779	334,581	4,490,462	31,444,301
Mid Value	1,716,300	512,856	(177,686)	2,051,470	253,125	1,545,967	9,718	2,064,710	35,039,103
Natural Resources	1,140,950	137,528	(1,278,478)	—	217,860	—	(1,692,143)	3,281,086	—
Real Estate Equity	408,143	95,170	(503,313)	—	54,088	137,608	633,188	(1,021,194)	—
Real Return Bond	327,447	226,630	(111,693)	442,384	128,146	—	(24,100)	(94,904)	4,826,410
Science & Technology	758,341	1,223,131	(548,982)	1,432,490	—	5,687,125	(768,216)	(2,531,882)	8,580,615
Short Duration Credit Opportunities	327,034	114,251	(172,695)	268,590	97,261	—	(16,268)	(74,283)	2,519,376
Short Term Government Income	882,788	485,433	(280,147)	1,088,074	135,083	—	(55,360)	(175,119)	10,108,210
Small Cap Growth	303,061	109,607	(43,840)	368,828	—	1,615,356	17,611	(174,196)	7,118,373
Small Cap Stock	655,502	37,470	(111,061)	581,911	—	158,121	72,291	1,588,829	7,052,760
Small Cap Value	365,670	168,106	(51,851)	481,925	90,988	458,594	(22,074)	1,242,082	11,142,105
Small Company Value	169,757	94,529	(23,562)	240,724	21,223	714,850	(33,907)	499,365	7,527,453
Spectrum Income	286,395	114,200	(70,350)	330,245	113,663	30,487	(15,543)	(132,095)	3,444,452
Strategic Equity Allocation	21,267,832	3,576,606	(2,850,221)	21,994,217	5,350,937	38,825,427	4,617,240	(13,294,125)	296,042,160
Strategic Growth	887,203	135,348	(257,687)	764,864	77,942	1,972,773	1,090,828	417,270	15,702,658
Strategic Income Opportunities	511,889	202,417	(115,220)	599,086	220,574	—	(23,925)	(321,054)	6,200,536
Total Return	533,171	266,970	(156,978)	643,163	221,378	—	(61,825)	(232,291)	8,579,801
U.S. High Yield Bond	72,987	29,394	(20,093)	82,288	48,731	—	(9,238)	(8,491)	921,621
Value Equity	881,627	103,800	(141,405)	844,022	155,892	441,527	68,589	590,467	10,795,047
					$13,058,331	$71,585,842	$8,850,781	($3,013,632)	$869,759,455
Multimanager 2035 Lifetime Portfolio
Absolute Return Currency	1,574,856	416,946	(763,297)	1,228,505	—	—	($399,675)	($179,609)	$11,289,959
Asia Pacific Total Return Bond	412,675	107,480	(65,613)	454,542	$95,547	—	(11,164)	(131,832)	4,313,605

ANNUAL REPORT   |   JOHN HANCOCK MULTIMANAGER LIFETIME PORTFOLIOS       99

					Dividends and distributions
Portfolio	Beginning share amount	Shares purchased	Shares sold	Ending share amount	Income distributions received	Capital gains distributions received	Realized gain (loss)*	Change in unrealized appreciation (depreciation)	Ending value
Blue Chip Growth	537,275	93,543	(176,756)	454,062	—	$2,684,023	$2,312,747	($44,826)	$19,501,983
Bond	1,244,989	451,599	(216,586)	1,480,002	$838,290	—	(100,730)	(847,192)	22,821,628
Capital Appreciation	1,089,777	291,044	(378,795)	1,002,026	20,904	3,754,530	1,602,060	(771,875)	18,888,196
Capital Appreciation Value	3,712,441	515,391	(447,415)	3,780,417	635,247	4,107,622	224,159	121,157	46,385,715
Core Bond	528,247	175,275	(90,408)	613,114	173,850	—	(36,052)	(260,763)	7,749,767
Disciplined Value	1,045,784	104,301	(176,292)	973,793	249,802	975,051	228,649	1,746,253	22,251,161
Disciplined Value International	155,132	16,917	(14,492)	157,557	24,423	34,646	7,449	1,521	2,144,348
Diversified Real Assets	—	3,496,766	(250,152)	3,246,614	—	—	33,493	1,078,559	33,829,719
Emerging Markets	2,328,072	500,097	(235,222)	2,592,947	371,206	—	292,522	(1,220,653)	28,859,496
Emerging Markets Debt	973,845	447,917	(101,383)	1,320,379	574,856	—	(26,885)	(1,168,265)	11,685,356
Emerging Markets Equity	2,348,587	543,300	(310,835)	2,581,052	184,959	290,336	598,911	(897,469)	29,062,650
Equity Income	1,393,646	162,706	(202,592)	1,353,760	569,523	1,879,672	209,492	922,091	28,388,355
Financial Industries	857,773	138,774	(174,660)	821,887	408,846	973,046	221,712	918,997	17,185,664
Floating Rate Income	1,471,471	298,202	(436,753)	1,332,920	531,567	—	(172,637)	161,205	11,249,845
Fundamental Global Franchise	902,896	175,118	(286,418)	791,596	94,039	1,405,989	353,601	(1,103,240)	10,377,821
Fundamental Large Cap Core	335,740	36,846	(47,822)	324,764	141,708	1,280,098	168,380	857,260	17,839,278
Global Absolute Return Strategies	1,477,977	117,297	(474,536)	1,120,738	—	—	(176,492)	(90,742)	11,397,905
Global Bond	158,104	39,099	(27,510)	169,693	1,016	—	1,899	(17,278)	2,156,801
Global Equity	1,542,648	193,760	(148,882)	1,587,526	322,251	1,221,043	96,234	(194,992)	18,939,188
Global Income	257,131	55,308	(312,439)	—	112,262	—	7,989	(139,474)	—
Global Real Estate	534,165	62,073	(596,238)	—	82,234	—	25,480	(119,381)	—
Global Shareholder Yield	992,859	119,580	(117,057)	995,382	370,749	—	53,221	(65,074)	11,277,677
Global Short Duration Credit	319,495	145,002	(64,425)	400,072	164,782	—	(18,950)	(99,392)	3,536,634
Health Sciences	2,158,539	657,045	(652,071)	2,163,513	—	1,810,498	(212,659)	656,529	11,033,916
High Yield (JHAM)	919,277	238,111	(148,897)	1,008,491	197,976	—	(11,221)	(80,810)	3,459,124
High Yield (WAMCO)	199,780	48,777	(32,065)	216,492	105,952	—	(5,597)	(18,804)	1,753,587
International Growth	677,508	35,267	(69,484)	643,291	107,217	—	123,789	1,532,244	18,365,949
International Growth Stock	1,363,705	69,321	(68,801)	1,364,225	480,611	—	72,312	(576,095)	18,362,464
International Small Cap	859,620	80,598	(82,711)	857,507	219,979	—	320,465	81,222	18,590,744
International Small Company	1,481,503	154,848	(146,782)	1,489,569	355,668	—	250,364	37,964	18,634,505
International Value	813,084	159,609	(66,205)	906,488	347,250	—	2,089	(306,083)	14,875,460
International Value Equity	2,049,176	264,737	(173,644)	2,140,269	581,946	245,275	51,647	(568,519)	17,849,841
Mid Cap Stock	1,447,044	182,490	(212,658)	1,416,876	—	2,949,779	383,817	5,285,282	37,051,303
Mid Value	2,011,141	644,361	(218,628)	2,436,874	297,384	1,816,282	13,385	2,441,978	41,621,800
Natural Resources	1,330,885	193,184	(1,524,069)	—	251,296	—	(2,018,804)	3,882,909	—
Real Estate Equity	500,737	105,672	(606,409)	—	66,451	169,062	835,303	(1,311,875)	—
Real Return Bond	905,788	373,925	(165,616)	1,114,097	325,573	—	(33,431)	(263,799)	12,154,798
Science & Technology	851,546	1,327,779	(623,998)	1,555,327	—	6,190,228	(638,731)	(2,942,869)	9,316,408
Short Duration Credit Opportunities	902,393	234,124	(360,880)	775,637	277,665	—	12,896	(275,348)	7,275,470
Short Term Government Income	1,106,314	480,981	(226,008)	1,361,287	168,634	—	(44,851)	(241,083)	12,646,359
Small Cap Growth	336,484	123,778	(47,529)	412,733	—	1,778,774	63,611	(212,050)	7,965,751
Small Cap Stock	727,795	43,662	(119,446)	652,011	—	174,625	100,458	1,750,092	7,902,369
Small Cap Value	405,948	205,876	(54,426)	557,398	104,242	525,394	(20,069)	1,414,970	12,887,051
Small Company Value	188,444	117,643	(27,885)	278,202	24,313	818,912	(33,018)	567,623	8,699,372

ANNUAL REPORT   |   JOHN HANCOCK MULTIMANAGER LIFETIME PORTFOLIOS       100

					Dividends and distributions
Portfolio	Beginning share amount	Shares purchased	Shares sold	Ending share amount	Income distributions received	Capital gains distributions received	Realized gain (loss)*	Change in unrealized appreciation (depreciation)	Ending value
Spectrum Income	789,167	202,137	(114,192)	877,112	$302,181	$78,983	($26,866)	($361,110)	$9,148,283
Strategic Equity Allocation	24,823,777	4,187,288	(3,303,853)	25,707,212	6,209,727	45,058,688	6,526,042	(16,363,730)	346,019,075
Strategic Growth	1,072,479	177,419	(329,869)	920,029	93,249	2,360,209	1,372,811	466,037	18,888,196
Strategic Income Opportunities	1,410,855	358,886	(180,057)	1,589,684	586,138	—	(41,722)	(871,162)	16,453,229
Total Return	1,123,544	374,534	(196,379)	1,301,699	448,877	—	(80,683)	(508,986)	17,364,669
U.S. High Yield Bond	207,507	52,155	(34,028)	225,634	133,962	—	(6,845)	(40,382)	2,527,098
Value Equity	1,038,594	119,772	(162,370)	995,996	182,268	516,230	114,073	667,581	12,738,785
					$17,836,620	$83,098,995	$12,563,978	($7,703,288)	$1,094,718,357
Multimanager 2030 Lifetime Portfolio
Absolute Return Currency	2,282,787	434,177	(978,313)	1,738,651	—	—	($397,592)	($375,411)	$15,978,200
Asia Pacific Total Return Bond	851,874	189,024	(85,239)	955,659	$198,712	—	(32,419)	(265,708)	9,069,202
Blue Chip Growth	586,118	106,362	(200,045)	492,435	—	$2,901,619	2,636,720	(163,033)	21,150,065
Bond	2,644,427	717,895	(276,577)	3,085,745	1,726,037	—	(128,781)	(1,809,677)	47,582,192
Capital Appreciation	1,188,684	324,093	(426,178)	1,086,599	22,607	4,060,525	2,109,473	(1,193,821)	20,482,388
Capital Appreciation Value	4,490,435	560,113	(601,969)	4,448,579	748,856	4,842,238	395,141	12,519	54,584,061
Core Bond	1,057,255	345,040	(112,269)	1,290,026	360,425	—	(52,230)	(560,551)	16,305,927
Disciplined Value	1,136,971	105,421	(213,741)	1,028,651	264,571	1,032,698	301,188	1,804,894	23,504,674
Disciplined Value International	211,973	18,614	(21,968)	208,619	32,506	46,113	16,565	(248)	2,839,299
Diversified Real Assets	—	3,761,515	(267,860)	3,493,655	—	—	36,309	1,152,339	36,403,887
Emerging Markets	2,265,948	478,820	(283,033)	2,461,735	350,200	—	309,852	(1,127,971)	27,399,107
Emerging Markets Debt	2,043,394	903,128	(144,874)	2,801,648	1,215,144	—	(36,158)	(2,485,465)	24,794,587
Emerging Markets Equity	2,287,812	519,352	(372,761)	2,434,403	174,338	273,664	551,612	(768,337)	27,411,379
Equity Income	1,509,630	180,332	(256,314)	1,433,648	604,857	1,990,724	405,166	823,175	30,063,592
Financial Industries	948,753	128,895	(194,774)	882,874	440,173	1,047,604	299,949	928,746	18,460,883
Floating Rate Income	2,869,647	400,019	(1,147,286)	2,122,380	878,603	—	(852,440)	848,744	17,912,884
Fundamental Global Franchise	1,108,549	213,747	(303,014)	1,019,282	121,514	1,816,768	285,821	(1,261,429)	13,362,788
Fundamental Large Cap Core	386,894	46,998	(69,597)	364,295	159,076	1,436,990	259,069	908,411	20,010,703
Global Absolute Return Strategies	2,056,687	89,426	(563,170)	1,582,943	—	—	(149,250)	(208,326)	16,098,532
Global Bond	326,100	69,683	(38,724)	357,059	2,105	—	1,968	(35,828)	4,538,224
Global Equity	1,848,986	228,411	(229,741)	1,847,656	377,342	1,429,788	189,741	(291,980)	22,042,536
Global Income	521,533	101,614	(623,147)	—	228,153	—	(160,176)	(106,235)	—
Global Real Estate	644,338	65,736	(710,074)	—	96,595	—	37,303	(143,928)	—
Global Shareholder Yield	1,126,306	106,507	(130,129)	1,102,684	407,018	—	127,362	(131,814)	12,493,413
Global Short Duration Credit	662,928	271,565	(90,470)	844,023	343,615	—	(85,052)	(160,613)	7,461,161
Health Sciences	2,189,607	638,557	(692,244)	2,135,920	—	1,786,810	(180,334)	611,423	10,893,191
High Yield (JHAM)	1,865,829	407,210	(188,506)	2,084,533	403,621	—	(13,723)	(170,793)	7,149,949
High Yield (WAMCO)	404,781	87,030	(43,729)	448,082	216,418	—	(6,655)	(41,606)	3,629,466
International Growth	702,671	23,431	(81,404)	644,698	107,129	—	156,661	1,525,332	18,406,142
International Growth Stock	1,572,456	69,131	(115,241)	1,526,346	537,536	—	167,168	(711,394)	20,544,614
International Small Cap	903,129	76,465	(105,223)	874,371	224,079	—	503,102	(59,061)	18,956,365
International Small Company	1,558,398	125,751	(168,450)	1,515,699	362,106	—	472,074	(152,785)	18,961,400
International Value	783,951	132,968	(71,953)	844,966	325,188	—	10,669	(294,076)	13,865,890

ANNUAL REPORT   |   JOHN HANCOCK MULTIMANAGER LIFETIME PORTFOLIOS       101

					Dividends and distributions
Portfolio	Beginning share amount	Shares purchased	Shares sold	Ending share amount	Income distributions received	Capital gains distributions received	Realized gain (loss)*	Change in unrealized appreciation (depreciation)	Ending value
International Value Equity	2,268,607	254,634	(232,691)	2,290,550	$627,590	$264,512	$124,471	($657,111)	$19,103,188
Mid Cap Stock	1,553,977	215,441	(395,920)	1,373,498	—	3,079,628	1,012,812	4,791,648	35,916,966
Mid Value	2,164,604	412,960	(268,668)	2,308,896	299,493	1,829,165	41,038	2,463,474	39,435,950
Natural Resources	1,360,114	146,095	(1,506,209)	—	250,227	—	(1,992,547)	3,897,311	—
Real Estate Equity	603,467	124,066	(727,533)	—	77,069	196,073	1,343,311	(1,885,273)	—
Real Return Bond	1,869,808	818,468	(232,187)	2,456,089	707,233	—	(47,991)	(590,299)	26,795,934
Science & Technology	884,853	1,439,294	(665,256)	1,658,891	—	6,598,966	(854,764)	(2,958,510)	9,936,754
Short Duration Credit Opportunities	1,869,874	435,039	(582,032)	1,722,881	604,971	—	(56,508)	(520,503)	16,160,624
Short Term Government Income	1,333,165	806,995	(206,702)	1,933,458	227,975	—	(42,006)	(339,493)	17,961,824
Small Cap Growth	312,937	119,429	(87,635)	344,731	—	1,607,356	26,876	(180,490)	6,653,315
Small Cap Stock	676,863	46,143	(176,085)	546,921	—	157,001	254,405	1,395,119	6,628,679
Small Cap Value	377,569	164,262	(78,614)	463,217	91,543	461,387	(25,420)	1,255,688	10,709,574
Small Company Value	175,271	91,986	(38,618)	228,639	21,370	719,794	(47,712)	513,229	7,149,544
Spectrum Income	1,632,326	364,070	(150,196)	1,846,200	629,253	164,714	(38,667)	(767,615)	19,255,861
Strategic Equity Allocation	26,701,829	4,488,642	(4,387,331)	26,803,140	6,488,653	47,086,710	10,246,433	(20,140,474)	360,770,266
Strategic Growth	1,169,816	199,311	(371,446)	997,681	101,197	2,561,386	1,535,275	457,232	20,482,388
Strategic Income Opportunities	2,921,950	640,010	(206,364)	3,355,596	1,220,595	—	(55,857)	(1,841,376)	34,730,419
Total Return	2,237,592	734,781	(250,980)	2,721,393	924,858	—	(129,194)	(1,079,089)	36,303,382
U.S. High Yield Bond	420,571	90,976	(44,958)	466,589	273,728	—	(46,735)	(48,395)	5,225,795
Value Equity	1,128,623	113,333	(193,107)	1,048,849	192,773	545,981	193,217	644,029	13,414,781
					$23,667,052	$87,938,214	$18,618,540	($19,495,405)	$1,288,991,945
Multimanager 2025 Lifetime Portfolio
Absolute Return Currency	2,526,429	406,802	(1,018,229)	1,915,002	—	—	($408,402)	($426,760)	$17,598,866
Asia Pacific Total Return Bond	1,204,622	214,843	(90,717)	1,328,748	$278,093	—	(30,415)	(382,471)	12,609,820
Blue Chip Growth	523,058	91,459	(195,750)	418,767	—	$2,501,188	3,014,355	(875,041)	17,986,022
Bond	4,285,174	955,245	(346,260)	4,894,159	2,771,359	—	(150,019)	(2,928,263)	75,467,925
Capital Appreciation	1,059,001	281,320	(417,807)	922,514	19,454	3,494,232	2,277,244	(1,482,623)	17,389,381
Capital Appreciation Value	4,773,475	532,276	(780,126)	4,525,625	772,632	4,995,977	735,656	(323,142)	55,529,419
Core Bond	1,719,114	451,282	(147,774)	2,022,622	567,600	—	(63,484)	(902,490)	25,565,944
Disciplined Value	1,051,460	83,939	(222,636)	912,763	236,579	923,437	345,684	1,565,657	20,856,624
Disciplined Value International	204,595	16,613	(27,632)	193,576	30,453	43,200	29,413	(9,658)	2,634,572
Diversified Real Assets	—	3,598,493	(392,147)	3,206,346	—	—	4,692	1,074,434	33,410,122
Emerging Markets	1,792,761	382,599	(249,599)	1,925,761	269,302	—	287,087	(919,425)	21,433,721
Emerging Markets Debt	2,527,014	1,140,272	(154,225)	3,513,061	1,508,823	—	(37,779)	(3,078,714)	31,090,586
Emerging Markets Equity	1,810,059	438,334	(331,466)	1,916,927	134,166	210,605	496,506	(649,165)	21,584,602
Equity Income	1,394,144	151,477	(275,884)	1,269,737	541,884	1,780,039	508,495	626,045	26,626,386
Financial Industries	903,590	123,812	(221,167)	806,235	405,020	963,940	451,735	711,262	16,858,383
Floating Rate Income	4,775,741	638,972	(1,418,254)	3,996,459	1,612,862	—	(1,183,796)	1,166,503	33,730,113
Fundamental Global Franchise	1,178,590	208,981	(334,468)	1,053,103	127,039	1,899,380	356,473	(1,375,389)	13,806,180
Fundamental Large Cap Core	339,658	40,401	(72,990)	307,069	135,411	1,223,220	304,686	706,313	16,867,320
Global Absolute Return Strategies	2,285,710	51,290	(596,071)	1,740,929	—	—	(429,006)	45,478	17,705,243
Global Bond	446,902	78,578	(44,779)	480,701	2,851	—	3,813	(49,174)	6,109,710
Global Equity	1,964,628	228,684	(306,224)	1,887,088	388,579	1,472,365	288,013	(378,452)	22,512,958
Global Income	806,154	133,064	(939,218)	—	350,814	—	(229,544)	(174,690)	—
Global Real Estate	680,642	69,397	(750,039)	—	99,052	—	45,562	(151,827)	—

ANNUAL REPORT   |   JOHN HANCOCK MULTIMANAGER LIFETIME PORTFOLIOS       102

					Dividends and distributions
Portfolio	Beginning share amount	Shares purchased	Shares sold	Ending share amount	Income distributions received	Capital gains distributions received	Realized gain (loss)*	Change in unrealized appreciation (depreciation)	Ending value
Global Shareholder Yield	967,001	78,289	(138,000)	907,290	$338,349	—	$164,386	($158,222)	$10,279,590
Global Short Duration Credit	1,030,345	379,964	(126,583)	1,283,726	517,852	—	(122,308)	(250,816)	11,348,134
Health Sciences	1,974,919	604,951	(729,857)	1,850,013	—	$1,564,336	(133,091)	514,707	9,435,068
High Yield (JHAM)	2,892,019	542,410	(263,837)	3,170,592	616,627	—	(17,058)	(262,046)	10,875,131
High Yield (WAMCO)	627,414	118,947	(64,176)	682,185	330,135	—	(14,578)	(56,511)	5,525,701
International Growth	616,460	47,435	(116,494)	547,401	92,758	—	244,656	1,224,313	15,628,298
International Growth Stock	1,266,156	49,578	(135,082)	1,180,652	420,764	—	208,022	(604,281)	15,891,571
International Small Cap	755,641	74,066	(124,601)	705,106	182,007	—	600,926	(213,457)	15,286,690
International Small Company	1,302,190	121,783	(200,210)	1,223,763	294,093	—	607,997	(326,763)	15,309,273
International Value	573,661	200,885	(91,283)	683,263	264,285	—	5,127	(235,585)	11,212,346
International Value Equity	1,895,934	211,563	(263,482)	1,844,015	509,024	214,540	162,004	(565,144)	15,379,083
Mid Cap Stock	1,364,370	192,430	(404,240)	1,152,560	—	2,631,184	1,300,833	3,617,822	30,139,446
Mid Value	1,896,546	377,557	(310,152)	1,963,951	258,170	1,576,781	60,751	2,109,542	33,544,286
Natural Resources	1,207,530	135,844	(1,343,374)	—	210,915	—	(1,533,751)	3,185,151	—
Real Estate Equity	639,437	133,195	(772,632)	—	79,304	201,761	2,285,670	(2,835,315)	—
Real Return Bond	3,188,431	1,029,556	(310,546)	3,907,441	1,133,190	—	(57,879)	(966,848)	42,630,177
Science & Technology	812,754	1,268,864	(642,082)	1,439,536	—	5,791,913	(620,433)	(2,719,887)	8,622,822
Short Duration Credit Opportunities	3,206,707	688,234	(726,839)	3,168,102	1,084,451	—	(215,094)	(838,598)	29,716,795
Short Term Government Income	709,027	667,992	(106,717)	1,270,302	142,943	—	(21,127)	(216,845)	11,801,108
Small Cap Growth	281,313	107,588	(89,292)	299,609	—	1,396,264	50,494	(174,298)	5,782,449
Small Cap Stock	608,462	51,572	(184,819)	475,215	—	137,178	308,169	1,132,506	5,759,604
Small Cap Value	339,427	160,330	(91,411)	408,346	81,261	409,565	(36,180)	1,124,571	9,440,965
Small Company Value	157,549	86,604	(42,613)	201,540	18,994	639,770	(51,900)	462,847	6,302,170
Spectrum Income	2,795,155	510,722	(193,483)	3,112,394	1,061,862	278,997	(37,041)	(1,313,697)	32,462,269
Strategic Equity Allocation	24,912,947	4,188,661	(5,072,942)	24,028,666	5,883,682	42,701,276	12,522,898	(21,204,132)	323,425,838
Strategic Growth	1,042,191	159,506	(354,674)	847,023	86,878	2,198,952	1,736,228	(25,788)	17,389,381
Strategic Income Opportunities	5,003,595	872,894	(236,185)	5,640,304	2,059,453	—	(38,861)	(3,137,200)	58,377,146
Total Return	3,663,330	964,146	(329,693)	4,297,783	1,470,357	—	(159,026)	(1,761,688)	57,332,431
U.S. High Yield Bond	651,769	120,291	(62,482)	709,578	417,466	—	(51,852)	(90,180)	7,947,275
Value Equity	1,041,150	99,015	(211,262)	928,903	172,448	488,416	153,157	610,481	11,880,665
					$27,979,241	$79,738,516	$23,918,108	($32,186,953)	$1,336,099,609
Multimanager 2020 Lifetime Portfolio
Absolute Return Currency	2,135,857	418,658	(794,413)	1,760,102	—	—	($405,390)	($317,103)	$16,175,336
Asia Pacific Total Return Bond	1,183,601	146,945	(140,489)	1,190,057	$260,621	—	(49,594)	(331,558)	11,293,643
Blue Chip Growth	312,949	60,061	(138,381)	234,629	—	$1,477,324	2,370,653	(1,127,501)	10,077,330
Bond	4,258,939	720,177	(604,315)	4,374,801	2,567,002	—	(239,540)	(2,662,848)	67,459,428
Capital Appreciation	635,874	177,398	(294,546)	518,726	11,532	2,071,201	1,639,342	(1,191,333)	9,777,994
Capital Appreciation Value	3,530,853	415,962	(729,625)	3,217,190	578,168	3,738,543	710,823	(472,447)	39,474,920
Core Bond	2,356,239	437,078	(317,331)	2,475,986	731,591	—	(139,477)	(1,117,830)	31,296,462
Disciplined Value	609,181	62,334	(161,473)	510,042	138,866	542,036	291,964	815,992	11,654,456
Disciplined Value International	39,112	2,868	(6,506)	35,474	5,887	8,351	7,426	(3,300)	482,799
Diversified Real Assets	—	2,151,630	(190,160)	1,961,470	—	—	29,238	681,964	20,438,522
Emerging Markets	862,768	207,618	(140,944)	929,442	130,419	—	149,499	(424,296)	10,344,689
Emerging Markets Debt	2,237,816	841,660	(161,297)	2,918,179	1,277,134	—	(33,451)	(2,586,759)	25,825,883

ANNUAL REPORT   |   JOHN HANCOCK MULTIMANAGER LIFETIME PORTFOLIOS       103

					Dividends and distributions
Portfolio	Beginning share amount	Shares purchased	Shares sold	Ending share amount	Income distributions received	Capital gains distributions received	Realized gain (loss)*	Change in unrealized appreciation (depreciation)	Ending value
Emerging Markets Equity	871,093	221,029	(174,191)	917,931	$64,695	$101,554	$269,622	($328,886)	$10,335,904
Equity Income	811,306	94,255	(195,586)	709,975	313,863	1,045,243	374,858	277,560	14,888,173
Financial Industries	507,909	81,728	(155,483)	434,154	228,298	543,346	422,268	231,349	9,078,165
Floating Rate Income	4,551,786	414,517	(1,465,574)	3,500,729	1,474,661	—	(1,161,989)	1,147,679	29,546,150
Fundamental Global Franchise	908,816	186,437	(270,470)	824,783	103,809	1,552,068	202,525	(1,040,634)	10,812,899
Fundamental Large Cap Core	188,163	24,305	(49,786)	162,682	75,918	685,791	213,221	335,220	8,936,112
Global Absolute Return Strategies	2,013,107	42,212	(475,000)	1,580,319	—	—	(342,803)	8,428	16,071,842
Global Bond	515,236	62,746	(70,603)	507,379	3,146	—	14,068	(63,434)	6,448,781
Global Equity	1,441,279	185,786	(300,612)	1,326,453	287,296	1,088,594	213,035	(296,510)	15,824,579
Global Income	772,488	94,502	(866,990)	—	320,907	—	(231,969)	(136,822)	—
Global Real Estate	493,365	44,470	(537,835)	—	72,327	—	35,528	(115,030)	—
Global Shareholder Yield	781,931	57,909	(133,386)	706,454	273,086	—	171,562	(169,612)	8,004,120
Global Short Duration Credit	991,029	296,101	(165,831)	1,121,299	479,812	—	(161,951)	(178,489)	9,912,281
Health Sciences	895,621	269,743	(363,100)	802,264	—	718,163	(77,774)	229,398	4,091,547
High Yield (JHAM)	2,743,567	398,003	(390,826)	2,750,744	558,722	—	(21,049)	(236,813)	9,435,052
High Yield (WAMCO)	596,379	86,381	(89,588)	593,172	300,104	—	(10,097)	(58,621)	4,804,695
International Growth	316,820	9,526	(60,550)	265,796	46,996	—	145,786	605,646	7,588,475
International Growth Stock	628,803	28,993	(76,725)	581,071	211,878	—	102,896	(294,502)	7,821,220
International Small Cap	399,062	26,584	(69,793)	355,853	96,722	—	503,000	(287,806)	7,714,904
International Small Company	687,760	49,367	(118,976)	618,151	156,301	—	471,721	(314,557)	7,733,064
International Value	468,533	54,321	(71,936)	450,918	183,446	—	140,416	(278,663)	7,399,558
International Value Equity	953,179	92,378	(156,350)	889,207	258,470	108,938	99,251	(295,970)	7,415,986
Mid Cap Stock	773,242	123,898	(245,328)	651,812	—	1,498,923	856,610	1,927,861	17,044,885
Mid Value	1,078,672	196,958	(200,432)	1,075,198	145,809	890,532	52,531	1,165,255	18,364,381
Natural Resources	682,565	65,343	(747,908)	—	118,422	—	(674,615)	1,597,492	—
Real Estate Equity	464,597	87,340	(551,937)	—	58,084	147,773	2,170,991	(2,577,976)	—
Real Return Bond	3,186,914	824,384	(504,538)	3,506,760	1,060,723	—	(89,922)	(882,382)	38,258,749
Science & Technology	373,829	755,202	(340,713)	788,318	—	3,340,159	(1,053,315)	(913,356)	4,722,024
Short Duration Credit Opportunities	3,151,727	499,161	(721,794)	2,929,094	1,060,182	—	(244,722)	(761,071)	27,474,906
Short Term Government Income	518,798	502,281	(122,870)	898,209	104,601	—	(23,895)	(152,123)	8,344,359
Small Cap Growth	161,923	61,118	(53,889)	169,152	—	796,980	(32,742)	(33,371)	3,264,637
Small Cap Stock	350,230	30,025	(110,428)	269,827	—	79,456	316,738	509,080	3,270,306
Small Cap Value	195,366	81,517	(54,894)	221,989	45,938	231,531	(20,674)	628,258	5,132,396
Small Company Value	90,690	42,940	(24,069)	109,561	10,714	360,877	(29,554)	253,175	3,425,975
Spectrum Income	2,735,767	345,004	(301,265)	2,779,506	992,462	260,707	(56,358)	(1,202,732)	28,990,249
Strategic Equity Allocation	14,658,710	2,503,414	(3,638,566)	13,523,558	3,483,073	25,282,943	7,453,170	(12,659,425)	182,027,086
Strategic Growth	625,781	110,801	(260,304)	476,278	51,625	1,306,678	1,339,730	(348,757)	9,777,994
Strategic Income Opportunities	4,897,385	618,314	(477,004)	5,038,695	1,922,154	—	(93,841)	(2,862,084)	52,150,492
Total Return	3,846,343	716,130	(528,474)	4,033,999	1,458,024	—	(241,072)	(1,695,320)	53,813,547
U.S. High Yield Bond	619,231	84,546	(88,039)	615,738	379,636	—	(25,312)	(106,326)	6,896,265
Value Equity	604,610	71,692	(156,443)	519,859	101,436	287,293	130,135	310,113	6,648,998
					$22,204,560	$48,165,004	$15,437,501	($27,801,777)	$927,772,218
Multimanager 2015 Lifetime Portfolio
Absolute Return Currency	985,685	123,120	(369,523)	739,282	—	—	($125,517)	($179,910)	$6,794,000

ANNUAL REPORT   |   JOHN HANCOCK MULTIMANAGER LIFETIME PORTFOLIOS       104

					Dividends and distributions
Portfolio	Beginning share amount	Shares purchased	Shares sold	Ending share amount	Income distributions received	Capital gains distributions received	Realized gain (loss)*	Change in unrealized appreciation (depreciation)	Ending value
Asia Pacific Total Return Bond	692,689	67,125	(130,737)	629,077	$142,803	—	($41,049)	($165,612)	$5,969,941
Blue Chip Growth	93,499	17,151	(48,560)	62,090	—	$412,888	935,533	(591,977)	2,666,752
Bond	2,109,556	240,456	(414,634)	1,935,378	1,184,165	—	(132,015)	(1,215,087)	29,843,533
Capital Appreciation	189,824	51,931	(104,563)	137,192	3,221	578,444	680,244	(559,086)	2,586,060
Capital Appreciation Value	1,483,564	184,238	(429,668)	1,238,134	233,976	1,512,931	606,393	(539,836)	15,191,906
Core Bond	2,012,770	237,535	(383,404)	1,866,901	579,725	—	(152,021)	(852,102)	23,597,626
Disciplined Value	188,411	22,369	(67,134)	143,646	41,396	161,582	128,615	202,498	3,282,302
Disciplined Value International	10,599	1,212	(3,092)	8,719	1,536	2,178	3,210	(1,652)	118,664
Diversified Real Assets	—	760,421	(85,628)	674,793	—	—	4,171	258,843	7,031,341
Emerging Markets	278,876	28,047	(60,621)	246,302	40,744	—	64,496	(132,890)	2,741,341
Emerging Markets Debt	1,117,555	329,395	(125,362)	1,321,588	593,608	—	(18,370)	(1,189,232)	11,696,050
Emerging Markets Equity	281,567	34,465	(75,210)	240,822	20,410	32,039	108,661	(101,227)	2,711,661
Equity Income	250,779	29,677	(80,221)	200,235	92,701	311,398	440,013	(242,047)	4,198,925
Financial Industries	84,547	16,720	(35,540)	65,727	36,784	87,545	73,364	34,914	1,374,344
Floating Rate Income	2,310,988	184,279	(833,351)	1,661,916	724,500	—	(509,700)	502,690	14,026,574
Fundamental Global Franchise	381,856	75,855	(140,803)	316,908	42,392	633,809	103,192	(450,150)	4,154,668
Fundamental Large Cap Core	58,112	9,475	(21,793)	45,794	22,604	204,187	90,950	68,434	2,515,476
Global Absolute Return Strategies	919,624	15,307	(269,942)	664,989	—	—	(58,077)	(81,199)	6,762,944
Global Bond	381,587	35,483	(78,584)	338,486	2,183	—	49,425	(85,531)	4,302,163
Global Equity	605,336	81,747	(180,320)	506,763	115,843	438,941	151,601	(185,758)	6,045,680
Global Income	373,323	38,655	(411,978)	—	146,360	—	(96,506)	(69,493)	—
Global Real Estate	207,369	13,724	(221,093)	—	29,401	—	13,876	(45,621)	—
Global Shareholder Yield	406,383	30,816	(101,761)	335,438	134,772	—	174,277	(169,275)	3,800,517
Global Short Duration Credit	495,067	131,949	(128,501)	498,515	222,811	—	(125,343)	(31,578)	4,406,871
Health Sciences	212,346	64,177	(101,322)	175,201	—	163,590	(19,522)	50,225	893,526
High Yield (JHAM)	1,315,776	157,943	(284,323)	1,189,396	251,729	—	(4,116)	(112,486)	4,079,629
High Yield (WAMCO)	285,980	35,048	(65,094)	255,934	135,703	—	17,862	(49,624)	2,073,067
International Growth	112,265	8,653	(35,057)	85,861	16,267	—	90,778	174,591	2,451,329
International Growth Stock	204,248	12,587	(43,630)	173,205	66,265	—	73,298	(126,299)	2,331,341
International Small Cap	129,104	12,535	(37,019)	104,620	30,270	—	220,759	(145,140)	2,268,152
International Small Company	222,503	24,892	(65,683)	181,712	48,941	—	226,815	(169,675)	2,273,217
International Value	163,850	21,926	(43,605)	142,171	61,528	—	122,502	(162,240)	2,333,030
International Value Equity	330,092	40,159	(89,775)	280,476	86,258	36,355	72,741	(131,436)	2,339,168
Mid Cap Stock	254,048	40,598	(99,216)	195,430	—	474,481	488,199	369,851	5,110,484
Mid Value	354,423	65,657	(89,415)	330,665	47,537	290,332	23,322	362,653	5,647,757
Natural Resources	222,340	24,970	(247,310)	—	38,053	—	(161,587)	455,261	—
Real Estate Equity	195,278	32,984	(228,262)	—	23,918	60,850	1,050,338	(1,215,543)	—
Real Return Bond	1,628,567	307,342	(343,304)	1,592,605	498,884	—	(40,343)	(421,517)	17,375,321
Science & Technology	92,175	177,245	(92,044)	177,376	—	793,460	(334,111)	(135,667)	1,062,485
Short Duration Credit Opportunities	1,495,532	202,630	(445,383)	1,252,779	471,343	—	(149,174)	(291,886)	11,751,064
Short Term Government Income	—	176,767	(30,037)	146,730	14,093	—	(3,778)	(19,083)	1,363,126
Small Cap Growth	48,274	17,988	(20,185)	46,077	—	226,868	(5,396)	(15,295)	889,289
Small Cap Stock	104,414	9,306	(40,293)	73,427	—	22,960	128,292	105,069	889,932

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					Dividends and distributions
Portfolio	Beginning share amount	Shares purchased	Shares sold	Ending share amount	Income distributions received	Capital gains distributions received	Realized gain (loss)*	Change in unrealized appreciation (depreciation)	Ending value
Small Cap Value	58,228	31,080	(23,978)	65,330	$14,191	$71,525	($7,771)	$184,916	$1,510,427
Small Company Value	27,035	15,861	(10,614)	32,282	3,314	111,637	(12,642)	75,092	1,009,451
Spectrum Income	1,284,124	128,398	(235,555)	1,176,967	437,557	114,571	28,615	(579,330)	12,275,762
Strategic Equity Allocation	5,279,543	1,014,119	(1,865,158)	4,428,504	1,209,570	8,787,503	3,965,689	(5,742,755)	59,607,668
Strategic Growth	186,810	34,548	(95,516)	125,842	14,442	365,537	607,683	(337,498)	2,583,533
Strategic Income Opportunities	2,298,727	227,139	(390,972)	2,134,894	846,894	—	(29,297)	(1,264,984)	22,096,154
Total Return	2,173,802	251,084	(413,253)	2,011,633	768,233	—	(159,751)	(874,406)	26,835,183
U.S. High Yield Bond	296,956	33,918	(64,724)	266,150	171,763	—	22,704	(81,374)	2,980,875
Value Equity	186,871	22,103	(62,709)	146,265	30,255	85,689	101,153	30,238	1,870,734
					$9,698,943	$15,981,300	$8,682,685	($15,890,226)	$361,721,043
Multimanager 2010 Lifetime Portfolio
Absolute Return Currency	627,338	114,497	(249,002)	492,833	—	—	($101,517)	($85,135)	$4,529,134
Asia Pacific Total Return Bond	463,278	57,822	(100,748)	420,352	$94,117	—	(28,240)	(105,870)	3,989,142
Blue Chip Growth	45,996	11,891	(27,061)	30,826	—	$203,438	452,150	(279,852)	1,323,984
Bond	1,294,448	182,639	(239,301)	1,237,786	746,091	—	(81,919)	(767,155)	19,086,667
Capital Appreciation	91,669	33,596	(58,408)	66,857	1,558	279,919	322,954	(260,335)	1,260,261
Capital Appreciation Value	838,478	125,861	(271,037)	693,302	130,444	843,472	364,066	(320,836)	8,506,816
Core Bond	1,490,544	190,558	(278,420)	1,402,682	429,024	—	(113,909)	(631,480)	17,729,900
Disciplined Value	87,160	13,888	(34,823)	66,225	19,052	74,367	94,881	59,991	1,513,245
Disciplined Value International	4,641	713	(1,537)	3,817	669	950	1,159	(281)	51,949
Diversified Real Assets	—	410,827	(47,613)	363,214	—	—	5,009	137,564	3,784,694
Emerging Markets	117,200	20,410	(34,817)	102,793	16,832	—	30,370	(53,552)	1,144,091
Emerging Markets Debt	708,030	244,080	(110,686)	841,424	378,513	—	(16,118)	(747,628)	7,446,599
Emerging Markets Equity	118,331	24,571	(40,754)	102,148	8,552	13,425	47,253	(38,110)	1,150,184
Equity Income	116,100	19,696	(43,279)	92,517	42,391	142,107	202,707	(107,740)	1,940,071
Floating Rate Income	1,400,079	122,918	(513,607)	1,009,390	434,161	—	(290,525)	289,289	8,519,254
Fundamental Global Franchise	222,070	55,798	(89,771)	188,097	24,922	372,612	54,125	(255,846)	2,465,952
Fundamental Large Cap Core	29,418	5,328	(11,664)	23,082	11,363	102,644	47,091	33,850	1,267,883
Global Absolute Return Strategies	593,393	16,911	(167,438)	442,866	—	—	(21,127)	(65,195)	4,503,944
Global Bond	276,400	40,048	(70,809)	245,639	1,567	—	38,880	(62,778)	3,122,067
Global Equity	352,212	56,790	(114,855)	294,147	66,877	253,405	92,499	(107,093)	3,509,170
Global Income	247,521	27,346	(274,867)	—	94,732	—	(93,636)	(15,193)	—
Global Real Estate	122,764	12,473	(135,237)	—	17,209	—	10,761	(27,737)	—
Global Shareholder Yield	279,592	34,098	(83,024)	230,666	91,775	—	126,197	(117,402)	2,613,448
Global Short Duration Credit	289,125	90,958	(79,252)	300,831	130,377	—	(75,664)	(14,839)	2,659,341
High Yield (JHAM)	889,660	118,850	(205,652)	802,858	167,158	—	(1,813)	(75,054)	2,753,802
High Yield (WAMCO)	193,236	26,824	(47,708)	172,352	90,170	—	19,534	(40,216)	1,396,048
International Growth	49,733	4,983	(16,897)	37,819	7,135	—	57,034	60,707	1,079,739
International Growth Stock	108,421	8,582	(26,218)	90,785	34,707	—	44,763	(68,891)	1,221,965
International Small Cap	58,213	8,624	(19,762)	47,075	13,404	—	119,681	(82,403)	1,020,593
International Small Company	100,327	14,849	(33,472)	81,704	21,660	—	119,797	(91,000)	1,022,121
International Value	81,951	14,908	(25,519)	71,340	30,430	—	67,616	(83,473)	1,170,691

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					Dividends and distributions
Portfolio	Beginning share amount	Shares purchased	Shares sold	Ending share amount	Income distributions received	Capital gains distributions received	Realized gain (loss)*	Change in unrealized appreciation (depreciation)	Ending value
International Value Equity	153,610	24,486	(48,086)	130,010	$39,946	$16,836	$39,471	($62,979)	$1,084,286
Mid Cap Stock	118,783	25,983	(53,782)	90,984	—	218,994	250,574	149,514	2,379,239
Mid Value	165,702	37,889	(52,873)	150,718	21,618	132,034	15,116	166,558	2,574,259
Natural Resources	103,382	16,071	(119,453)	—	17,305	—	(26,117)	168,120	—
Real Estate Equity	116,552	23,793	(140,345)	—	13,936	35,454	582,079	(677,018)	—
Real Return Bond	1,053,084	199,449	(222,511)	1,030,022	318,934	—	(30,207)	(266,825)	11,237,542
Short Duration Credit Opportunities	872,196	134,733	(269,751)	737,178	272,309	—	(89,056)	(162,764)	6,914,727
Short Term Government Income	53,815	122,455	(29,628)	146,642	15,916	—	(6,375)	(20,487)	1,362,303
Small Cap Stock	86,843	12,947	(38,791)	60,999	—	18,720	68,443	124,820	739,313
Small Cap Value	40,369	22,747	(17,951)	45,165	9,808	49,436	(7,243)	128,732	1,044,214
Spectrum Income	764,922	101,231	(166,484)	699,669	256,008	67,344	31,752	(351,548)	7,297,544
Strategic Equity Allocation	2,604,501	580,536	(1,008,361)	2,176,676	587,293	4,267,830	2,083,101	(2,860,660)	29,298,058
Strategic Growth	90,214	22,184	(51,012)	61,386	7,040	178,176	287,890	(156,510)	1,260,261
Strategic Income Opportunities	1,368,525	185,238	(283,013)	1,270,750	495,299	—	54,413	(804,914)	13,152,266
Total Return	1,417,152	178,175	(266,304)	1,329,023	502,069	—	(101,081)	(576,178)	17,729,163
U.S. High Yield Bond	200,786	26,947	(48,018)	179,715	114,135	—	10,658	(49,243)	2,012,803
Value Equity	86,058	14,280	(33,186)	67,152	13,855	39,241	48,637	12,460	858,875
					$5,790,361	$7,310,404	$4,706,114	($9,162,615)	$210,727,608
*Realized gain (loss) on affiliated investments on the Statements of operations includes litigation proceeds which are not reflected in the above table.

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REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Trustees of John Hancock Funds II and Shareholders of John Hancock Multimanager 2060 Lifetime Portfolio, John Hancock Multimanager 2055 Lifetime Portfolio, John Hancock Multimanager 2050 Lifetime Portfolio, John Hancock Multimanager 2045 Lifetime Portfolio, John Hancock Multimanager 2040 Lifetime Portfolio, John Hancock Multimanager 2035 Lifetime Portfolio, John Hancock Multimanager 2030 Lifetime Portfolio, John Hancock Multimanager 2025 Lifetime Portfolio, John Hancock Multimanager 2020 Lifetime Portfolio, John Hancock Multimanager 2015 Lifetime Portfolio, and John Hancock Multimanager 2010 Lifetime Portfolio

Opinions on the Financial Statements

We have audited the accompanying statements of assets and liabilities, including the portfolios' investments, of John Hancock Multimanager 2060 Lifetime Portfolio, John Hancock Multimanager 2055 Lifetime Portfolio, John Hancock Multimanager 2050 Lifetime Portfolio, John Hancock Multimanager 2045 Lifetime Portfolio, John Hancock Multimanager 2040 Lifetime Portfolio, John Hancock Multimanager 2035 Lifetime Portfolio, John Hancock Multimanager 2030 Lifetime Portfolio, John Hancock Multimanager 2025 Lifetime Portfolio, John Hancock Multimanager 2020 Lifetime Portfolio, John Hancock Multimanager 2015 Lifetime Portfolio, and John Hancock Multimanager 2010 Lifetime Portfolio (eleven of the funds constituting John Hancock Funds II, hereafter collectively referred to as the "Funds") as of August 31, 2018, the related statements of operations for the year ended August 31, 2018, the statements of changes in net assets for each of the two years in the period ended August 31, 2018, including the related notes, and the financial highlights for each of the periods indicated therein (collectively referred to as the "financial statements"). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds as of August 31, 2018, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period ended August 31, 2018 and each of the financial highlights for each of the periods indicated therein in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinions

These financial statements are the responsibility of the Funds' management. Our responsibility is to express an opinion on the Funds' financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) ("PCAOB") and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of August 31, 2018 by correspondence with the custodian, transfer agent and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinions.

/s/ PricewaterhouseCoopers LLP

Boston, Massachusetts

October 24, 2018

We have served as the auditor of one or more investment companies in the John Hancock group of funds since 1988.

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TAX INFORMATION

Unaudited

For federal income tax purposes, the following information is furnished with respect to the distributions of the portfolios, if any, paid during its taxable year ended August 31, 2018.

Each portfolio reports the maximum amount allowable of its net taxable income as eligible for the corporate dividends-received deduction.

Each portfolio reports the maximum amount allowable of its net taxable income as qualified dividend income as provided in the Jobs and Growth Tax Relief Reconciliation Act of 2003.

The portfolios below have the following amounts as foreign tax credits, which represent taxes paid on the income derived from foreign sources.

Portfolio	Foreign sourced income	Foreign tax credit
Multimanager 2050 Lifetime Portfolio	$1,099,077	$132,515
Multimanager 2045 Lifetime Portfolio	2,278,288	274,999
Multimanager 2040 Lifetime Portfolio	2,449,185	295,312
Multimanager 2035 Lifetime Portfolio	2,886,826	345,676
Multimanager 2030 Lifetime Portfolio	3,101,845	363,757
Multimanager 2025 Lifetime Portfolio	2,659,224	310,084
Multimanager 2020 Lifetime Portfolio	1,598,952	182,905

The portfolios below paid the following amounts in capital gain dividends.

Portfolio	Capital Gain	Portfolio	Capital Gain
Multimanager 2060 Lifetime Portfolio	$663,015	Multimanager 2030 Lifetime Portfolio	$72,734,443
Multimanager 2055 Lifetime Portfolio	4,958,027	Multimanager 2025 Lifetime Portfolio	73,202,159
Multimanager 2050 Lifetime Portfolio	14,348,178	Multimanager 2020 Lifetime Portfolio	49,828,729
Multimanager 2045 Lifetime Portfolio	44,383,372	Multimanager 2015 Lifetime Portfolio	19,603,262
Multimanager 2040 Lifetime Portfolio	43,620,308	Multimanager 2010 Lifetime Portfolio	8,003,027
Multimanager 2035 Lifetime Portfolio	60,820,109

Eligible shareholders will be mailed a 2018 Form 1099-DIV in early 2019. This will reflect the tax character of all distributions paid in calendar year 2018.

Please consult a tax advisor regarding the tax consequences of your investment in a portfolio.

ANNUAL REPORT   |   JOHN HANCOCK MULTIMANAGER LIFETIME PORTFOLIOS       109

CONTINUATION OF INVESTMENT ADVISORY AND SUBADVISORY AGREEMENTS

EVALUATION OF ADVISORY AND SUBADVISORY AGREEMENTS BY THE BOARD OF TRUSTEES

This section describes the evaluation by the Board of Trustees (the "Board") of John Hancock Funds II (the "Trust") of the Advisory Agreement (the "Advisory Agreement") and each of the Subadvisory Agreements (the "Subadvisory Agreements") with respect to each of the portfolios of the Trust included in this report (the "Funds" or the "Funds of Funds"). The Advisory Agreement and Subadvisory Agreements are collectively referred to as the Agreements. Prior to the June 18-21, 2018 in-person meeting at which the Agreements were approved, the Board also discussed and considered information regarding the proposed continuation of the Agreements at an in-person meeting held on May 29-31, 2018.

Approval of Advisory and Subadvisory Agreements

At in-person meetings held on June 18-21, 2018, the Board, including the Trustees who are not parties to any Agreement or considered to be interested persons of the Trust under the Investment Company Act of 1940, as amended (the "1940 Act") (the "Independent Trustees"), reapproved for an annual period, the continuation of the Advisory Agreement between the Trust and John Hancock Advisers, LLC (the "Advisor") and the applicable Subadvisory Agreements between the Advisor and the investment subadvisors (each, a "Subadvisor" and collectively, the "Subadvisors") with respect to each of the Funds identified in Appendix A.

In considering the Advisory Agreement and the Subadvisory Agreements with respect to each Fund, the Board received in advance of the meetings a variety of materials relating to each Fund, the Advisor and each Subadvisor, including comparative performance, fee and expense information for peer groups of similar mutual funds prepared by an independent third-party provider of mutual fund data; performance information for the Funds' benchmark indices; and, with respect to each Subadvisor, comparative performance information for comparably managed accounts, as applicable; and other information provided by the Advisor and the Subadvisors regarding the nature, extent and quality of services provided by the Advisor and the Subadvisors under their respective Agreements, as well as information regarding the Advisor's revenues and costs of providing services to the Funds and any compensation paid to affiliates of the Advisor. At the meetings at which the renewal of the Advisory Agreement and Subadvisory Agreements are considered, particular focus is given to information concerning Fund performance, comparability of fees and total expenses, and profitability. However, the Board notes that the evaluation process with respect to the Advisor and the Subadvisors is an ongoing one. In this regard, the Board also took into account discussions with management and information provided to the Board (including its various committees) at prior meetings with respect to the services provided by the Advisor and the Subadvisors to the Funds, including quarterly performance reports prepared by management containing reviews of investment results, and prior presentations from the Subadvisors with respect to the Funds they manage. The information received and considered by the Board in connection with the May and June meetings and throughout the year was both written and oral. The Board noted the affiliation of the Subadvisors with the Advisor, noting any potential conflicts of interest. The Board also considered the nature, quality, and extent of the services, to be provided to the Funds by the Advisor's affiliates, including distribution services. The Board considered the Advisory Agreement and the Subadvisory Agreement separately in the course of its review. In doing so, the Board noted the respective roles of the Advisor and Subadvisor in providing services to the Funds. In addition, although the Board approved the renewal of the Agreements for all the Funds at the June meeting, the Board considered each Fund separately.

Throughout the process, the Board asked questions of and requested additional information from management. The Board is assisted by counsel for the Trust and the Independent Trustees are also separately assisted by independent legal counsel throughout the process. The Independent Trustees also received a memorandum from their independent legal counsel discussing the legal standards for their consideration of the proposed continuation of the Agreements and discussed the proposed continuation of the Agreements in private sessions with their independent legal counsel at which no representatives of management were present.

Approval of Advisory Agreement

In approving the Advisory Agreement with respect to each Fund, the Board, including the Independent Trustees, considered a variety of factors, including those discussed below. The Board also considered other factors (including conditions and trends prevailing generally in the economy, the securities markets and the industry) and did not treat any single factor as determinative, and each Trustee may have attributed different weights to different factors. The Board's conclusions may be based in part on its consideration of the advisory and subadvisory arrangements in prior years and on the Board's ongoing regular review of Fund performance and operations throughout the year.

Nature, Extent and Quality of Services. Among the information received by the Board from the Advisor relating to the nature, extent and quality of services provided to the Funds, the Board reviewed information provided by the Advisor relating to its operations and personnel, descriptions of its organizational and management structure, and information regarding the Advisor's compliance and regulatory history, including its Form ADV. The Board also noted that on a regular basis it receives and reviews information from the Trust's Chief Compliance Officer ("CCO") regarding the Funds' compliance policies and procedures established pursuant to Rule 38a-1 under the 1940 Act. The Board observed that the scope of services provided by the Advisor, and of the undertakings required of the Advisor in connection with those services, including maintaining and monitoring its own and the fund's compliance programs, risk management programs, liquidity management programs and cybersecurity programs, had expanded over time as a result of regulatory, market and other developments. The Board considered that the Advisor is responsible for the management of the day-to-day operations of the Funds, including but not limited to, general supervision of and coordination of the services provided by the Subadvisors, and is also responsible for monitoring and reviewing the activities of the Subadvisors and third-party service providers. The Board also considered the significant risks assumed by the Advisor in connection with the services provided to the Funds including entrepreneurial risk in sponsoring new Funds and ongoing risks including investment, operational, enterprise, litigation, regulatory and compliance risks with respect to all Funds.

In considering the nature, extent and quality of the services provided by the Advisor, the Trustees also took into account their knowledge of the Advisor's management and the quality of the performance of the Advisor's duties, through Board meetings, discussions and reports during the preceding year and through each Trustee's experience as a Trustee of the Trust and of the other trusts in the complex.

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In the course of their deliberations regarding the Advisory Agreement, the Board considered, among other things:

(a)	the skills and competency with which the Advisor has in the past managed the Trust's affairs and its subadvisory relationships, the Advisor's oversight and monitoring of the Subadvisors' investment performance and compliance programs, such as the Subadvisors' compliance with fund policies and objectives, review of brokerage matters including with respect to trade allocation and best execution, and the Advisor's timeliness in responding to performance issues;
(b)	the background, qualifications and skills of the Advisor's personnel;
(c)	the Advisor's compliance policies and procedures and its responsiveness to regulatory changes and fund industry developments;
(d)	the Advisor's administrative capabilities, including its ability to supervise the other service providers for the Funds, as well as the Advisor's oversight of any securities lending activity, its monitoring of class action litigation and collection of class action settlements on behalf of the Funds, and bringing loss recovery actions on behalf of the Funds;
(e)	the financial condition of the Advisor and whether it has the financial wherewithal to provide a high level and quality of services to the Funds;
(f)	the Advisor's initiatives intended to improve various aspects of the Trust's operations and investor experience with the Funds; and
(g)	the Advisor's reputation and experience in serving as an investment adviser to the Trust and the benefit to shareholders of investing in funds that are part of a family of funds offering a variety of investments.

The Board concluded that the Advisor may reasonably be expected to continue to provide a high quality of services under the Advisory Agreement with respect to the Funds.

Investment Performance. In considering each Fund's performance, the Board noted that it reviews at its regularly scheduled meetings information about the Funds' performance results. In connection with the consideration of the Advisory Agreement, the Board:

(a)	reviewed information prepared by management regarding the Funds' performance;
(b)	considered the comparative performance of each Fund's respective benchmark;
(c)	considered the performance of comparable funds, if any, as included in the report prepared by an independent third-party provider of fund data; and
(d)	took into account the Advisor's analysis of each Fund's performance and its plans and recommendations regarding the Trust's subadvisory arrangements generally and with respect to particular Funds.

The Board noted that while it found the data provided by the independent third-party generally useful it recognized its limitations, including in particular that the data may vary depending on the end date selected and that the results of the performance comparisons may vary depending on the selection of the peer group. The Board concluded that the performance of each of the Funds outperformed the historical performance of comparable funds.

Fees and Expenses. The Board reviewed comparative information prepared by an independent third-party provider of mutual fund data including, among other data, each Fund's contractual and net management fees (and subadvisory fees, to the extent available) and total expenses as compared to similarly situated investment companies deemed to be comparable to the Fund in light of the nature, extent and quality of the management and advisory and subadvisory services provided by the Advisor and the Subadvisor. The Board considered each Fund's ranking within a smaller group of peer funds chosen by the independent third-party provider, as well as the Fund's ranking within broader groups of funds. In comparing each Fund's contractual and net management fees to that of comparable funds, the Board noted that such fees include both advisory and administrative costs.

The Board took into account management's discussion with respect to the overall management fee and the fees of the Subadvisor, including the amount of the advisory fee retained by the Advisor after payment of the subadvisory fee, in each case in light of the services rendered for those amounts and the risks undertaken by the Advisor. The Board also noted that the Advisor pays the subadvisory fees of the Funds. In addition, the Board took into account that management had agreed to implement an overall fee waiver across the complex, which is discussed further below. The Board also noted management's discussion of the Funds' expenses, as well as any actions taken over the past several years to reduce the Funds' operating expenses. The Board also noted that, in addition, the Advisor is currently waiving fees and/or reimbursing expenses with respect to each Fund and that each Fund has breakpoints in its contractual management fee schedule that reduces management fees as assets increase. The Board reviewed information provided by the Advisor concerning investment advisory fees charged by the Advisor or one of its advisory affiliates to other clients (including other funds in the complex) having similar investment mandates, if any. The Board considered any differences between the Advisor's and a Subadvisor's services to a Fund and the services they provide to other comparable clients or funds. The Board concluded that the advisory fee paid with respect to each of the Funds is reasonable in light of the nature, extent and quality of the services provided to the Funds under the Advisory Agreement.

In addition, the Trustees reviewed the advisory fee to be paid to the Advisor for each Fund, each of which is a fund of funds, and concluded that the advisory fee paid to the Advisor with respect to each Fund is based on services provided that are in addition to, rather than duplicative of, the services provided pursuant to the advisory agreements for the underlying funds of the Fund and that the additional services are necessary because of the differences between the investment policies, strategies and techniques of a Fund and those of its underlying funds.

Profitability/Fall out Benefits. In considering the costs of the services to be provided and the profits to be realized by the Advisor and its affiliates (including each Subadvisor) from the Advisor's relationship with the Trust, the Board:

(a)	reviewed financial information of the Advisor;

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(b)	reviewed and considered information presented by the Advisor regarding the net profitability to the Advisor and its affiliates, of each Fund;
(c)	received and reviewed profitability information with respect to the John Hancock fund complex as a whole and with respect to each Fund;
(d)	received information with respect to the Advisor's allocation methodologies used in preparing the profitability data and considered that the Advisor hired an independent third-party consultant to provide an analysis of the Advisor's allocation methodologies;
(e)	considered that the John Hancock insurance companies that are affiliates of the Advisor, as shareholders of the Trust directly or through their separate accounts, receive certain tax credits or deductions relating to foreign taxes paid and dividends received by certain Funds of the Trust and noted that these tax benefits, which are not available to participants in qualified retirement plans under applicable income tax law, are reflected in the profitability analysis reviewed by the Board;
(f)	considered that the Advisor also provides administrative services to the Funds on a cost basis pursuant to an administrative services agreement;
(g)	noted that affiliates of the Advisor provide transfer agency services and distribution services to the funds, and that the Trust's distributor also receives Rule 12b-1 payments to support distribution of the Funds;
(h)	noted that the funds' Subadvisors are affiliates of the Advisor;
(i)	noted that the Advisor also derives reputational and other indirect benefits from providing advisory services to the Funds;
(j)	noted that the subadvisory fees for the Funds are paid by the Advisor;
(k)	with respect to each Fund, the Board noted that the advisory fee is in addition to the fees received by the Advisor and its affiliates with regard to the underlying funds in which the Funds may invest;
(l)	considered the Advisor's ongoing costs and expenditures necessary to improve services, meet new regulatory and compliance requirements, and adapt to other challenges impacting the fund industry; and
(m)	considered that the Advisor should be entitled to earn a reasonable level of profits in exchange for the level of services it provides to each Fund and the risks that it assumes as Advisor, including entrepreneurial, operational, reputational, litigation and regulatory risk.

Based upon its review, the Board concluded that the level of profitability, if any, of the Advisor and its affiliates (the Subadvisors), from their relationship with each Fund was reasonable and not excessive.

Economies of Scale. In considering the extent to which a Fund may realize any economies of scale and whether fee levels reflect these economies of scale for the benefit of Fund shareholders, the Board:

(a)	considered that with respect to the John Hancock underlying funds in which the Funds invest, the Advisor has agreed to waive a portion of its management fee for such funds and for each of the other John Hancock funds in the complex (except as discussed below) (the Participating Portfolios) or otherwise reimburse the expenses of the Participating Portfolios (the Reimbursement). This waiver is based upon the aggregate net assets of all the Participating Portfolios. The funds that are not Participating Portfolios as of the date of this annual report are each of the funds of funds of the Trust and John Hancock Variable Insurance Trust and John Hancock Collateral Trust. The Funds of Funds also benefit from such overall management fee waiver through their investment in underlying funds that include certain of the Participating Portfolios, which are subject to the Reimbursement);
(b)	reviewed the Trust's advisory fee structure and concluded that (i) the Funds' fee structures contain breakpoints at the advisory fee level and (ii) although economies of scale cannot be measured with precision, these arrangements permit shareholders of the Funds to benefit from economies of scale if those Funds grow. The Board also took into account management's discussion of the Funds' advisory fee structure; and
(c)	considered the effect of the Funds' growth in size on their performance and fees. The Board also noted that if the Funds' assets increase over time, the Funds may realize other economies of scale.

Approval of Subadvisory Agreements

In making its determination with respect to approval of the Subadvisory Agreements, the Board reviewed:

(1)	information relating to each Subadvisor's business, including current subadvisory services to the Trust (and other funds in the John Hancock Fund Complex);
(2)	the historical and current performance of each Fund and comparative performance information relating to the Fund's benchmark and comparable funds; and
(3)	the subadvisory fee for each Fund, and comparative fee information, where available, prepared by an independent third party provider of fund data.

Nature, Extent and Quality of Services. With respect to the services provided by each of the Subadvisors with respect to each Fund, the Board received information provided to the Board by each Subadvisor, including each Subadvisor's Form ADV, as well as took into account information presented throughout the past year. The Board considered each Subadvisor's current level of staffing and its overall resources, as well as received information relating to a Subadvisor's compensation program. The Board reviewed each Subadvisor's history and investment experience, as well as information regarding the qualifications, background and responsibilities of each Subadvisor's investment and compliance personnel who provide services to the Funds. The Board also considered, among other things, each Subadvisor's compliance program and any disciplinary history. The Board also considered each Subadvisor's risk assessment and monitoring process. The Board reviewed each Subadvisor's regulatory history, including whether it was involved in any regulatory actions or investigations as well as material litigation, and any settlements and amelioratory

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actions undertaken, as appropriate. The Board noted that the Advisor conducts regular, periodic reviews of each Subadvisor and its operations, including regarding investment processes and organizational and staffing matters. The Board also noted that the CCO and his staff conduct regular, periodic compliance reviews with each of the Subadvisors and present reports to the Independent Trustees regarding the same, which includes evaluating the regulatory compliance systems of the Subadvisors and procedures reasonably designed by them to assure compliance with the federal securities laws. The Board also took into account the financial condition of each Subadvisor.

The Board considered each Subadvisor's investment process and philosophy. The Board took into account that each Subadvisor's responsibilities include the development and maintenance of an investment program for the applicable Fund that is consistent with the Fund's investment objective, the selection of investment securities and the placement of orders for the purchase and sale of such securities, as well as the implementation of compliance controls related to performance of these services. The Board also received information with respect to each Subadvisor's brokerage policies and practices, including with respect to best execution and soft dollars.

Subadvisor Compensation. In considering the cost of services to be provided by each Subadvisor and the profitability to that Subadvisor of its relationship with the Funds, the Board noted that the fees under the Subadvisory Agreements are paid by the Advisor and not the Funds. The Board also received information and took into account any other potential conflicts of interest the Advisor might have in connection with the Subadvisory Agreements.

In addition, the Board considered other potential indirect benefits that the Subadvisors and their affiliates may receive from the Subadvisors' relationship with the Funds, such as the opportunity to provide advisory services to additional funds in the John Hancock fund complex and reputational benefits.

Subadvisory Fees. The Board considered that each Fund pays an advisory fee to the Advisor and that, in turn, the Advisor pays a subadvisory fee to each Subadvisor. As noted above, the Board also considered, if available, each Fund's subadvisory fees as compared to similarly situated investment companies deemed to be comparable to the Fund as included in the report prepared by the independent third party provider of fund data, to the extent applicable. The Board noted that the limited size of the Lipper peer group was not sufficient for comparative purposes. The Board also took into account the subadvisory fees paid by the Advisor to the Subadvisor with respect to the Funds to fees charged by each Fund's Subadvisor to manage other subadvised portfolios and portfolios not subject to regulation under the 1940 Act, as applicable.

Subadvisor Performance. As noted above, the Board considered each Fund's performance as compared to the Fund's respective peer group and the benchmark index and noted that the Board reviews information about the Fund's performance results at its regularly scheduled meetings. The Board noted the Advisor's expertise and resources in monitoring the performance, investment style, and risk-adjusted performance of each Subadvisor. The Board was mindful of the Advisor's focus on each Subadvisor's performance. The Board also noted each Subadvisor's long-term performance record for similar accounts, as applicable.

The Board's decision to approve the Subadvisory Agreements with respect to each Fund was based on a number of determinations, including the following:

(1)	each Subadvisor has extensive experience and demonstrated skills as a manager;
(2)	the performance of each Fund has outperformed the historical performance of comparable funds;
(3)	the subadvisory fees are reasonable in relation to the level and quality of services being provided under the Subadvisory Agreement; and
(4)	noted that the subadvisory fees are paid by the Advisor and not the Funds.

In addition, in the case of each Fund, the Trustees reviewed the subadvisory fee to be paid to each Subadvisor for the fund and concluded that the subadvisory fee to be paid to the Subadvisor with respect to each Fund is based on services provided that are in addition to, rather than duplicative of, the services provided pursuant to the subadvisory agreements for the underlying funds of the Fund and that the additional services are necessary because of the differences between the investment policies, strategies and techniques of the Fund and those of its underlying funds.

Additional information relating to each Fund's fees and expenses and performance that the Board considered in approving the Advisory Agreement and Subadvisory Agreements for a particular Fund is set forth in Appendix A.

* * *

Based on the Board's evaluation of all factors that the Board deemed to be material, including those factors described above, the Board, including the Independent Trustees, concluded that renewal of the Advisory Agreement and each of the Subadvisory Agreements with respect to each Fund would be in the best interest of each of the respective Funds and its shareholders. Accordingly, the Board, and the Independent Trustees voting separately, approved the Advisory Agreement and Subadvisory Agreements with respect to each Fund for an additional one-year period.

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APPENDIX A

Portfolio (subadvisors)	Performance of fund, as of 12.31.2017	Fees and expenses	Comments
Multimanager 2010 Lifetime Portfolio (Manulife Asset Management (US)) (Manulife Asset Management (North America))	Benchmark Index - The fund underperformed for the one-, three-, five and ten-year periods. Lipper Category - The fund outperformed the average for the one-, three-, five- and ten-year periods.

Subadvisor fee comparative data not provided due to limited size of Lipper peer group for this purpose.

Net management fees for this fund are equal to the peer group median.

Total expenses for this fund are lower than the peer group median.

The Board took into account management's discussion of the fund's performance, including the favorable performance relative to the peer group for the one-, three-, five- and ten-year periods.
Multimanager 2015 Lifetime Portfolio (Manulife Asset Management (US)) (Manulife Asset Management (North America))	Benchmark Index - The fund underperformed for the one-, three-, five- and ten-year periods. Lipper Category - The fund outperformed the average for the one-, three-, five- and ten-year periods.

Subadvisor fee comparative data not provided due to limited size of Lipper peer group for this purpose.

Net management fees for this fund are equal to the peer group median.

Total expenses for this fund are lower than the peer group median.

The Board took into account management's discussion of the fund's performance, including the favorable performance relative to the peer group for the one-, three-, five- and ten-year periods.
Multimanager 2020 Lifetime Portfolio (Manulife Asset Management (US)) (Manulife Asset Management (North America))	Benchmark Index - The fund underperformed for the one-, three-, five- and ten-year periods. Lipper Category - The fund outperformed the average for the one-, three-, five- and ten-year periods.

Subadvisor fee comparative data not provided due to limited size of Lipper peer group for this purpose.

Net management fees for this fund are equal to the peer group median.

Total expenses for this fund are lower than the peer group median.

The Board took into account management's discussion of the fund's performance, including the favorable performance relative to the peer group for the one-, three-, five- and ten-year periods.
Multimanager 2025 Lifetime Portfolio (Manulife Asset Management (US)) (Manulife Asset Management (North America))	Benchmark Index - The fund underperformed for the one-, three-, five- and ten-year periods. Lipper Category - The fund outperformed the average for the one-, three-, five- and ten-year periods.

Subadvisor fee comparative data not provided due to limited size of Lipper peer group for this purpose.

Net management fees for this fund are equal to the peer group median.

Total expenses for this fund are lower than the peer group median.

The Board took into account management's discussion of the fund's performance, including the favorable performance relative to the peer group for the one-, three-, five- and ten-year periods.
Multimanager 2030 Lifetime Portfolio (Manulife Asset Management (US)) (Manulife Asset Management (North America))	Benchmark Index - The fund underperformed for the one-, three-, five- and ten-year periods. Lipper Category - The fund outperformed the average for the one-, three-, five- and ten-year periods.

Subadvisor fee comparative data not provided due to limited size of Lipper peer group for this purpose.

Net management fees for this fund are equal to the peer group median.

Total expenses for this fund are lower than the peer group median.

The Board took into account management's discussion of the fund's performance, including the favorable performance relative to the peer group for the one-, three-, five- and ten-year periods.
Multimanager 2035 Lifetime Portfolio (Manulife Asset Management (US)) (Manulife Asset Management (North America))	Benchmark Index - The fund underperformed for the one-, three-, five- and ten-year periods. Lipper Category - The fund outperformed the average for the one-, three-, five- and ten-year periods.

Subadvisor fee comparative data not provided due to limited size of Lipper peer group for this purpose.

Net management fees for this fund are equal to the peer group median.

Total expenses for this fund are lower than the peer group median.

The Board took into account management's discussion of the fund's performance, including the favorable performance relative to the peer group for the one-, three-, five- and ten-year periods.
Multimanager 2040 Lifetime Portfolio (Manulife Asset Management (US)) (Manulife Asset Management (North America))	Benchmark Index - The fund underperformed for the one-, three-, five- and ten-year periods. Lipper Category - The fund outperformed the average for the one-, three-, five- and ten-year periods.

Subadvisor fee comparative data not provided due to limited size of Lipper peer group for this purpose.

Net management fees for this fund are equal to the peer group median.

Total expenses for this fund are lower than the peer group median.

The Board took into account management's discussion of the fund's performance, including the favorable performance relative to the peer group for the one-, three-, five- and ten-year periods.
Multimanager 2045 Lifetime Portfolio (Manulife Asset Management (US)) (Manulife Asset Management (North America))	Benchmark Index - The fund underperformed for the one-, three-, five- and ten-year periods Lipper Category - The fund outperformed the average for the one-, three-, five- and ten-year periods.

Subadvisor fee comparative data not provided due to limited size of Lipper peer group for this purpose.

Net management fees for this fund are equal to the peer group median.

Total expenses for this fund are lower than the peer group median.

The Board took into account management's discussion of the fund's performance, including the favorable performance relative to the peer group for the one-, three-, five- and ten-year periods.

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Portfolio (subadvisors)	Performance of fund, as of 12.31.2017	Fees and expenses	Comments
Multimanager 2050 Lifetime Portfolio (Manulife Asset Management (US)) (Manulife Asset Management (North America))	Benchmark Index - The fund underperformed for the one-, three-, five- and ten-year periods Lipper Category - The fund outperformed the average for the one-, three-, five- and ten-year periods.

Subadvisor fee comparative data not provided due to limited size of Lipper peer group for this purpose.

Net management fees for this fund are equal to the peer group median.

Total expenses for this fund are lower than the peer group median.

The Board took into account management's discussion of the fund's performance, including the favorable performance relative to the peer group for the one-, three-, five- and ten-year periods.
Multimanager 2055 Lifetime Portfolio (Manulife Asset Management (US)) (Manulife Asset Management (North America))	Benchmark Index - The fund underperformed for the one- and three-year period. Lipper Category - The fund outperformed the average for the one- and three-year periods.

Subadvisor fee comparative data not provided due to limited size of Lipper peer group for this purpose.

Net management fees for this fund are equal to the peer group median.

Total expenses for this fund are lower than the peer group median.

The Board took into account management's discussion of the fund's performance, including the favorable performance relative to the peer group for the one- and three-year periods. .
Multimanager 2060 Lifetime Portfolio (Manulife Asset Management (US)) (Manulife Asset Management (North America))

Benchmark Index - The fund underperformed for the one-year period and since inception on March 31, 2016.

Lipper Category - The fund outperformed for the one-year period and since its inception on March 31, 2016.

Subadvisor fee comparative data not provided due to limited size of Lipper peer group for this purpose.

Net management fees for this fund are equal to the peer group median.

Total expenses for this fund are lower than the peer group median.

The Board took into account management's discussion of the fund's performance, including the favorable performance relative to the peer group for the one- year period and since the fund's inception on March 31, 2016.

The Board also noted the relatively short performance history of the fund.

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Trustees and Officers

This chart provides information about the Trustees and Officers who oversee your John Hancock fund. Officers elected by the Trustees manage the day-to-day operations of the portfolios and execute policies formulated by the Trustees.

Independent Trustees

Name, year of birth Position(s) held with Trust Principal occupation(s) and other directorships during past 5 years	Trustee of the Trust since[1]	Number of John Hancock funds overseen by Trustee

Hassell H. McClellan, Born: 1945	2005	216
Trustee and Chairperson of the Board
Director/Trustee, Virtus Funds (since 2008); Director, The Barnes Group (since 2010); Associate Professor, The Wallace E. Carroll School of Management, Boston College (retired 2013). Trustee (since 2014) and Chairperson of the Board (since 2017), John Hancock Collateral Trust; Trustee (since 2015) and Chairperson of the Board (since 2017), John Hancock Exchange-Traded Fund Trust; Trustee (since 2012) and Chairperson of the Board (since 2017), John Hancock retail funds[3]; Trustee (2005-2006 and since 2012) and Chairperson of the Board (since 2017), John Hancock Funds III; Trustee (since 2005) and Chairperson of the Board (since 2017), John Hancock Variable Insurance Trust and John Hancock Funds II.

Charles L. Bardelis,[2] Born: 1941	2005	216
Trustee
Director, Island Commuter Corp. (marine transport). Trustee, John Hancock Collateral Trust (since 2014), Trustee, John Hancock Exchange-Traded Fund Trust (since 2015); Trustee, John Hancock retail funds[3] (since 2012); Trustee, John Hancock Funds III (2005-2006 and since 2012); Trustee, John Hancock Variable Insurance Trust (since 1988); Trustee, John Hancock Funds II (since 2005).

James R. Boyle, Born: 1959	2015	216
Trustee
Chief Executive Officer, Foresters Financial (since 2018); Chairman and Chief Executive Officer, Zillion Group, Inc. (formerly HealthFleet, Inc.) (healthcare) (2014-2018); Executive Vice President and Chief Executive Officer, U.S. Life Insurance Division of Genworth Financial, Inc. (insurance) (January 2014-July 2014); Senior Executive Vice President, Manulife Financial Corporation, President and Chief Executive Officer, John Hancock (1999-2012); Chairman and Director, John Hancock Advisers, LLC, John Hancock Funds, LLC, and John Hancock Investment Management Services, LLC (2005-2010). Trustee, John Hancock Collateral Trust and John Hancock Exchange-Traded Fund Trust (since 2015); Trustee, John Hancock retail funds[3] (2005-2010; 2012-2014 and since 2015); Trustee, John Hancock Variable Insurance Trust and John Hancock Funds II (2005-2014 and since 2015).

Peter S. Burgess,[2] Born: 1942	2005	216
Trustee
Consultant (financial, accounting, and auditing matters) (since 1999); Certified Public Accountant; Partner, Arthur Andersen (independent public accounting firm) (prior to 1999); Director, Lincoln Educational Services Corporation (since 2004); Director, Symetra Financial Corporation (2010-2016)); Director, PMA Capital Corporation (2004-2010). Trustee, John Hancock Collateral Trust (since 2014); Trustee, John Hancock Exchange-Traded Fund Trust (since 2015); Trustee, John Hancock retail funds[3] (since 2012); Trustee, John Hancock Funds III (2005-2006 and since 2012); Trustee, John Hancock Variable Insurance Trust and John Hancock Funds II (since 2005).

William H. Cunningham, Born: 1944	2012	216
Trustee
Professor, University of Texas, Austin, Texas (since 1971); former Chancellor, University of Texas System and former President of the University of Texas, Austin, Texas; Chairman (since 2009) and Director (since 2006), Lincoln National Corporation (insurance); Director, Southwest Airlines (since 2000); former Director, LIN Television (2009-2014). Trustee, John Hancock retail funds[3] (since 1986); Trustee, John Hancock Variable Insurance Trust (since 2012); Trustee, John Hancock Funds II (2005-2006 and since 2012); Trustee, John Hancock Collateral Trust (since 2014); Trustee, John Hancock Exchange-Traded Fund Trust (since 2015).

Grace K. Fey, Born: 1946	2008	216
Trustee
Chief Executive Officer, Grace Fey Advisors (since 2007); Director and Executive Vice President, Frontier Capital Management Company (1988-2007); Director, Fiduciary Trust (since 2009). Trustee, John Hancock Collateral Trust (since2014); Trustee, John Hancock Exchange-Traded Fund Trust (since 2015); Trustee, John Hancock retail funds[3] (since 2012); Trustee, John Hancock Variable Insurance Trust and John Hancock Funds II (since 2008).

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Independent Trustees (continued)

Name, year of birth Position(s) held with Trust Principal occupation(s) and other directorships during past 5 years	Trustee of the Trust since[1]	Number of John Hancock funds overseen by Trustee

Theron S. Hoffman,[2] Born: 1947	2008	216
Trustee
Chief Executive Officer, T. Hoffman Associates, LLC (consulting firm) (since 2003); Director, The Todd Organization (consulting firm) (2003-2010); President, Westport Resources Management (investment management consulting firm) (2006-2008); Board Member, Senior Managing Director, Partner, and Operating Head, Putnam Investments (2000-2003); Executive Vice President, The Thomson Corp. (financial and legal information publishing) (1997-2000). Trustee, John Hancock Collateral Trust (since 2014); Trustee, John Hancock Exchange-Traded Fund Trust (since 2015); Trustee, John Hancock retail funds[3] (since 2012); Trustee, John Hancock Variable Insurance Trust and John Hancock Funds II (since 2008).

Deborah C. Jackson, Born: 1952	2012	216
Trustee
President, Cambridge College, Cambridge, Massachusetts (since 2011); Board of Directors, National Association of Corporate Directors/New England (since 2015); Board of Directors, Association of Independent Colleges and Universities of Massachusetts (since 2014); Chief Executive Officer, American Red Cross of Massachusetts Bay (2002-2011); Board of Directors of Eastern Bank Corporation (since 2001); Board of Directors of Eastern Bank Charitable Foundation (since 2001); Board of Directors of American Student Assistance Corporation (1996-2009); Board of Directors of Boston Stock Exchange (2002-2008); Board of Directors of Harvard Pilgrim Healthcare (health benefits company) (2007-2011). Trustee, John Hancock retail funds[3] (since 2008); Trustee, John Hancock Variable Insurance Trust and John Hancock Funds II (since 2012); Trustee, John Hancock Collateral Trust (since 2014); and Trustee, John Hancock Exchange-Traded Fund Trust (since 2015).

James M. Oates, Born: 1946	2005	216
Trustee
Managing Director, Wydown Group (financial consulting firm) (since 1994); Chairman and Director, Emerson Investment Management, Inc. (2000-2015); Independent Chairman, Hudson Castle Group, Inc. (formerly IBEX Capital Markets, Inc.) (financial services company) (1997-2011); Director, Stifel Financial (since 1996); Director, Investor Financial Services Corporation (1995-2007); Director, Connecticut River Bancorp (1998-2014); Director/Trustee, Virtus Funds (since 1988). Trustee (since 2014) and Chairperson of the Board (2014-2016), John Hancock Collateral Trust; Trustee (since 2015) and Chairperson of the Board (2015-2016), John Hancock Exchange-Traded Fund Trust; Trustee (since 2012) and Chairperson of the Board (2012-2016), John Hancock retail funds[3]; Trustee (2005-2006 and since 2012) and Chairperson of the Board (2012-2016), John Hancock Funds III; Trustee (since 2004) and Chairperson of the Board (2005-2016), John Hancock Variable Insurance Trust; Trustee (since 2005) and Chairperson of the Board, John Hancock Funds II (2005-2016).

Steven R. Pruchansky, Born: 1944	2012	216
Trustee and Vice Chairperson of the Board
Managing Director, Pru Realty (since 2017); Chairman and Chief Executive Officer, Greenscapes of Southwest Florida, Inc. (since 2000); Director and President, Greenscapes of Southwest Florida, Inc. (until 2000); Member, Board of Advisors, First American Bank (until 2010); Managing Director, Jon James, LLC (real estate) (since 2000); Partner, Right Funding, LLC (2014-2017); Director, First Signature Bank & Trust Company (until 1991); Director, Mast Realty Trust (until 1994); President, Maxwell Building Corp. (until 1991). Trustee (since 1992) and Chairperson of the Board (2011-2012), John Hancock retail funds[3]; Trustee and Vice Chairperson of the Board, John Hancock retail funds[3] John Hancock Variable Insurance Trust, and John Hancock Funds II (since 2012); Trustee and Vice Chairperson of the Board, John Hancock Collateral Trust (since 2014); Trustee and Vice Chairperson of the Board, John Hancock Exchange-Traded Fund Trust (since 2015).

Gregory A. Russo, Born: 1949	2012	216
Trustee
Director and Audit Committee Chairman (since 2012), and Member, Audit Committee and Finance Committee (since 2011), NCH Healthcare System, Inc. (holding company for multi-entity healthcare system); Director and Member (since 2012) and Finance Committee Chairman (since 2014), The Moorings, Inc. (nonprofit continuing care community); Vice Chairman, Risk & Regulatory Matters, KPMG LLP (KPMG) (2002-2006); Vice Chairman, Industrial Markets, KPMG (1998-2002); Chairman and Treasurer, Westchester County, New York, Chamber of Commerce (1986-1992); Director, Treasurer, and Chairman of Audit and Finance Committees, Putnam Hospital Center (1989-1995); Director and Chairman of Fundraising Campaign, United Way of Westchester and Putnam Counties, New York (1990-1995). Trustee, John Hancock retail funds[3] (since 2008); Trustee, John Hancock Variable Insurance Trust and John Hancock Funds II (since 2012); Trustee, John Hancock Collateral Trust (since 2014); Trustee, John Hancock Exchange-Traded Fund Trust (since 2015).

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Non-Independent Trustees4

Name, year of birth Position(s) held with Trust Principal occupation(s) and other directorships during past 5 years	Trustee of the Trust since[1]	Number of John Hancock funds overseen by Trustee

Andrew G. Arnott, Born: 1971	2017	216
President and Non-Independent Trustee
Executive Vice President, John Hancock Financial Services (since 2009, including prior positions); Director and Executive Vice President, John Hancock Advisers, LLC (since 2005, including prior positions); Director and Executive Vice President, John Hancock Investment Management Services, LLC (since 2006, including prior positions); President, John Hancock Funds, LLC (since 2004, including prior positions); President, John Hancock retail funds,[3] John Hancock Variable Insurance Trust, and John Hancock Funds II (since 2007, including prior positions); President, John Hancock Collateral Trust and John Hancock Exchange-Traded Fund Trust (since 2014). Trustee, John Hancock retail funds, John Hancock Variable Insurance Trust, John Hancock Funds II, John Hancock Collateral Trust, and John Hancock Exchange-Traded Fund Trust (since 2017).

Marianne Harrison, Born: 1963	2018	216
Non-Independent Trustee
President and CEO, John Hancock (since 2017); President and CEO, Manulife Canadian Division (2013-2017); Member, Board of Directors, American Council of Life Insurers (ACLI) (since 2018); Member, Board of Directors, Communitech, an industry-led innovation center that fosters technology companies in Canada (since 2017); Member, Board of Directors, Manulife Assurance Canada (since 2015); Board Member, St. Mary's General Hospital Foundation (since 2014); Member, Board of Directors, Manulife Bank of Canada (since 2013); Member, Standing Committee of the Canadian Life & Health Assurance Association (since 2013); Member, Board of Directors, John Hancock USA, John Hancock Life & Health, John Hancock New York (2012-2013). Trustee, John Hancock Collateral Trust, John Hancock Exchange-Traded Fund Trust, John Hancock retail funds[3], John Hancock Variable Insurance Trust, and John Hancock Funds II (since 2018).

Warren A. Thomson, Born: 1955	2012	216
Non-Independent Trustee
Senior Executive Vice President and Chief Investment Officer, Manulife Financial Corporation and The Manufacturers Life Insurance Company (since 2009); Chairman, Manulife Asset Management (since 2001, including prior positions); Director and Chairman, Manulife Asset Management Limited (since 2006); Director and Chairman, Hancock Natural Resources Group, Inc. (since 2013). Trustee, John Hancock retail funds,[3] John Hancock Variable Insurance Trust, and John Hancock Funds II (since 2012); Trustee, John Hancock Collateral Trust (since 2014); and Trustee, John Hancock Exchange-Traded Fund Trust (since 2015).

ANNUAL REPORT   |   JOHN HANCOCK MULTIMANAGER LIFETIME PORTFOLIOS       118

Principal officers who are not Trustees

Name, year of birth Position(s) held with Trust Principal occupation(s) during past 5 years	Officer of the Trust since

John J. Danello, Born: 1955	2014
Senior Vice President, Secretary, and Chief Legal Officer
Vice President and Chief Counsel, John Hancock Wealth Management (since 2005); Senior Vice President (since 2007) and Chief Legal Counsel (2007-2010), John Hancock Funds, LLC and The Berkeley Financial Group, LLC; Senior Vice President (since 2006, including prior positions) and Chief Legal Officer and Secretary (since 2014), John Hancock retail funds,[3] John Hancock Funds II and John Hancock Variable Insurance Trust; Senior Vice President, Chief Legal Officer and Secretary, John Hancock Collateral Trust and John Hancock Exchange-Traded Fund Trust (since 2014); Vice President, John Hancock Life & Health Insurance Company (since 2009); Vice President, John Hancock Life Insurance Company (USA) and John Hancock Life Insurance Company of New York (since 2010); and Senior Vice President, Secretary, and Chief Legal Counsel (2007-2014, including prior positions) of John Hancock Advisers, LLC and John Hancock Investment Management Services, LLC.

Francis V. Knox, Jr., Born: 1947	2005
Chief Compliance Officer
Vice President, John Hancock Financial Services (since 2005); Chief Compliance Officer, John Hancock retail funds,[3] John Hancock Variable Insurance Trust, John Hancock Funds II, John Hancock Advisers, LLC, and John Hancock Investment Management Services, LLC (since 2005); Chief Compliance Officer, John Hancock Collateral Trust and John Hancock Exchange-Traded Fund Trust (since 2014).

Charles A. Rizzo, Born: 1957	2007
Chief Financial Officer
Vice President, John Hancock Financial Services (since 2008); Senior Vice President, John Hancock Advisers, LLC and John Hancock Investment Management Services, LLC (since 2008); Chief Financial Officer, John Hancock retail funds,[3] John Hancock Variable Insurance Trust and John Hancock Funds II (since 2007); Chief Financial Officer, John Hancock Collateral Trust and John Hancock Exchange-Traded Fund Trust (since 2014).

Salvatore Schiavone, Born: 1965	2009
Treasurer
Assistant Vice President, John Hancock Financial Services (since 2007); Vice President, John Hancock Advisers, LLC and John Hancock Investment Management Services, LLC (since 2007); Treasurer, John Hancock retail funds[3] (since 2007, including prior positions); Treasurer, John Hancock Variable Insurance Trust and John Hancock Funds II (2007-2009 and since 2010, including prior positions); Treasurer, John Hancock Collateral Trust and John Hancock Exchange-Traded Fund Trust (since 2014).

The business address for all Trustees and Officers is 601 Congress Street, Boston, Massachusetts 02210-2805.

The Statement of Additional Information of the fund includes additional information about members of the Board of Trustees of the Trust and is available without charge, upon request, by calling 800-225-5291.

1	Each Trustee holds office until his or her successor is elected and qualified, or until the Trustee's death, retirement, resignation, or removal.
2	Member of the Audit Committee.
3	"John Hancock retail funds" comprises John Hancock Funds III and 36 other John Hancock funds consisting of 26 series of other John Hancock trusts and 10 closed-end funds.
4	The Trustee is a Non-Independent Trustee due to current or former positions with the Advisor and certain affiliates.
ANNUAL REPORT   |   JOHN HANCOCK MULTIMANAGER LIFETIME PORTFOLIOS       119

More information

Trustees

Hassell H. McClellan, Chairperson
Steven R. Pruchansky, Vice Chairperson
Andrew G. Arnott†
Charles L. Bardelis*
James R. Boyle
Peter S. Burgess*
William H. Cunningham
Grace K. Fey
Marianne Harrison†#
Theron S. Hoffman*
Deborah C. Jackson
James M. Oates
Gregory A. Russo
Warren A. Thomson†

Officers

Andrew G. Arnott
President

John J. Danello
Senior Vice President, Secretary,
and Chief Legal Officer

Francis V. Knox, Jr.
Chief Compliance Officer

Charles A. Rizzo
Chief Financial Officer

Salvatore Schiavone
Treasurer

Investment advisor

John Hancock Advisers, LLC

Subadvisors

John Hancock Asset Management a division of Manulife Asset Management (US) LLC
John Hancock Asset Management a division of Manulife Asset Management (North America) Limited

Principal distributor

John Hancock Funds, LLC

Custodian

State Street Bank and Trust Company

Transfer agent

John Hancock Signature Services, Inc.

Legal counsel

K&L Gates LLP

Independent registered public accounting firm

PricewaterhouseCoopers LLP

*Member of the Audit Committee
†Non-Independent Trustee
#Effective 6-19-18

The portfolios' proxy voting policies and procedures, as well as the portfolio proxy voting record for the most recent twelve-month period ended June 30, are available free of charge on the Securities and Exchange Commission (SEC) website at sec.gov or on our website.

The portfolios' complete list of portfolio holdings, for the first and third fiscal quarters, is filed with the SEC on Form N-Q. The portfolios' Form N-Q is available on our website and the SEC's website, sec.gov, and can be reviewed and copied (for a fee) at the SEC's Public Reference Room in Washington, DC. Call 800-SEC-0330 to receive information on the operation of the SEC's Public Reference Room.

We make this information on your portfolio, as well as monthly portfolio holdings, and other portfolio details available on our website at jhinvestments.com or by calling 800-225-5291.

You can also contact us:
800-225-5291 jhinvestments.com	Regular mail: John Hancock Signature Services, Inc. P.O. Box 55913 Boston, MA 02205-5913	Express mail: John Hancock Signature Services, Inc. Suite 55913 30 Dan Road Canton, MA 02021

ANNUAL REPORT   |   JOHN HANCOCK MULTIMANAGER LIFETIME PORTFOLIOS       120

John Hancock family of funds

DOMESTIC EQUITY FUNDS

Blue Chip Growth

Classic Value

Disciplined Value

Disciplined Value Mid Cap

Equity Income

Financial Industries

Fundamental All Cap Core

Fundamental Large Cap Core

Fundamental Large Cap Value

Natural Resources

New Opportunities

Regional Bank

Small Cap Core

Small Cap Growth

Small Cap Value

Strategic Growth

U.S. Global Leaders Growth

U.S. Growth

Value Equity

GLOBAL AND INTERNATIONAL EQUITY FUNDS

Disciplined Value International

Emerging Markets

Emerging Markets Equity

Fundamental Global Franchise

Global Equity

Global Shareholder Yield

Greater China Opportunities

International Growth

International Small Company

International Value Equity

INCOME FUNDS

Bond

California Tax-Free Income

Emerging Markets Debt

Floating Rate Income

Government Income

High Yield

High Yield Municipal Bond

Income

Investment Grade Bond

Money Market

Short Duration Credit Opportunities

Spectrum Income

Strategic Income Opportunities

Tax-Free Bond

ALTERNATIVE AND SPECIALTY FUNDS

Absolute Return Currency

Alternative Asset Allocation

Enduring Assets

Global Absolute Return Strategies

Global Conservative Absolute Return

Global Focused Strategies

Redwood

Seaport Long/Short

Technical Opportunities

A fund's investment objectives, risks, charges, and expenses should be considered carefully before investing. The prospectus contains this and other important information about the fund. To obtain a prospectus, contact your financial professional, call John Hancock Investments at 800-225-5291, or visit our website at jhinvestments.com. Please read the prospectus carefully before investing or sending money.

ASSET ALLOCATION

Balanced

Income Allocation

Multi-Index Lifetime Portfolios

Multi-Index Preservation Portfolios

Multimanager Lifestyle Portfolios

Multimanager Lifetime Portfolios

Retirement Income 2040

EXCHANGE-TRADED FUNDS

John Hancock Multifactor Consumer Discretionary ETF

John Hancock Multifactor Consumer Staples ETF

John Hancock Multifactor Developed International ETF

John Hancock Multifactor Energy ETF

John Hancock Multifactor Financials ETF

John Hancock Multifactor Healthcare ETF

John Hancock Multifactor Industrials ETF

John Hancock Multifactor Large Cap ETF

John Hancock Multifactor Materials ETF

John Hancock Multifactor Mid Cap ETF

John Hancock Multifactor Small Cap ETF

John Hancock Multifactor Technology ETF

John Hancock Multifactor Utilities ETF

ENVIRONMENTAL, SOCIAL, AND GOVERNANCE FUNDS

ESG All Cap Core

ESG Core Bond

ESG International Equity

ESG Large Cap Core

CLOSED-END FUNDS

Financial Opportunities

Hedged Equity & Income

Income Securities Trust

Investors Trust

Preferred Income

Preferred Income II

Preferred Income III

Premium Dividend

Tax-Advantaged Dividend Income

Tax-Advantaged Global Shareholder Yield

John Hancock Multifactor ETF shares are bought and sold at market price (not NAV), and are not individually redeemed from the fund. Brokerage commissions will reduce returns.

John Hancock ETFs are distributed by Foreside Fund Services, LLC, and are subadvised by Dimensional Fund Advisors LP. Foreside is not affiliated with John Hancock Funds, LLC or Dimensional Fund Advisors LP.

Dimensional Fund Advisors LP receives compensation from John Hancock in connection with licensing rights to the John Hancock Dimensional indexes. Dimensional Fund Advisors LP does not sponsor, endorse, or sell, and makes no representation as to the advisability of investing in, John Hancock Multifactor ETFs.

John Hancock Investments

A trusted brand

John Hancock Investments is a premier asset manager representing one of
America's most trusted brands, with a heritage of financial stewardship dating back to 1862. Helping our shareholders pursue their financial goals is at the core of everything we do. It's why we support the role of professional financial advice and operate with the highest standards of conduct and integrity.

A better way to invest

We serve investors globally through a unique multimanager approach: We search the world to find proven portfolio teams with specialized expertise for every strategy we offer, then we apply robust investment oversight to ensure they continue to meet our uncompromising standards and serve the best interests of our shareholders.

Results for investors

Our unique approach to asset management enables us to provide a diverse set of investments backed by some of the world's best managers, along with strong risk-adjusted returns across asset classes.

John Hancock Funds, LLC ■ Member FINRA, SIPC
601 Congress Street ■ Boston, MA 02210-2805 ■ 800-225-5291 ■ jhinvestments.com

This report is for the information of the shareholders of John Hancock Multimanager Lifetime Portfolios. It is not authorized for distribution to prospective investors unless preceded or accompanied by a prospectus.

MF601569	LCA 8/18 10/18

JOHN HANCOCK

Funds II

8.31.18

Annual Report

John Hancock®

John Hancock Funds II

Annual report — table of contents

Manager’s commentary and fund performance (See below for each fund’s page #)	3
Shareholder expense example	24
Portfolio of investments (See below for each fund’s page #)	26
Statements of assets and liabilities	133
Statements of operations	138
Statements of changes in net assets	143
Financial highlights	147
Notes to financial statements	152
Report of independent registered public accounting firm	176
Federal tax information	177
Evaluation of advisory and subadvisory agreements by the Board of Trustees	178
Appendix A	182
Trustees and officers information	187
For more information	192

Fund	Manager’s commentary and fund performance	Portfolio of investments
Capital Appreciation Fund	4	26
Capital Appreciation Value Fund	5	27
Health Sciences Fund	6	33
International Growth Stock Fund	7	35
International Small Cap Fund	8	36
International Strategic Equity Allocation Fund	9	38
International Value Fund	10	55
Mid Cap Stock Fund	11	57
Mid Value Fund	12	59
Multi-Index Lifestyle Aggressive Portfolio	13	61
Multi-Index Lifestyle Balanced Portfolio	14	61
Multi-Index Lifestyle Conservative Portfolio	15	62
Multi-Index Lifestyle Growth Portfolio	16	62
Multi-Index Lifestyle Moderate Portfolio	17	63
Real Estate Securities Fund	18	63
Science & Technology Fund	19	64
Small Cap Stock Fund (Formerly, Small Cap Growth Fund)	20	66
Small Company Value Fund	21	68
Strategic Equity Allocation Fund	22	70
U.S. Strategic Equity Allocation Fund	23	109

2

John Hancock Funds II

Manager’s commentary and fund performance

Fund performance

In the following pages we have set forth information regarding the performance of certain funds of John Hancock Funds II (the Trust). There are several ways to evaluate a fund’s historical performance. One can look at the total percentage change in value, the average annual percentage change, or the growth of a hypothetical $10,000 investment. With respect to all performance information presented, it is important to understand that past performance does not guarantee future results. Return and principal fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

Performance tables

The performance tables show two types of total return information: cumulative and average annual total returns. A cumulative total return is an expression of a fund’s total change in share value in percentage terms over a set period of time—one, five, and ten years (or since the fund’s inception if less than the applicable period). An average annual total return takes the fund’s cumulative total return for a time period greater than one year and shows what would have happened if the fund had performed at a constant rate each year. The tables show all cumulative and average annual total returns, net of fees and expenses of the Trust, but do not reflect the expenses of any insurance company separate accounts (including a possible contingent deferred sales charge) that may invest in the funds, as applicable. If these were included, performance would be lower.

Graph—Change in value of $10,000 investment and comparative indexes

The performance graph for each fund (or portfolio), shows the change in value of a $10,000 investment over the life or ten-year period of each fund (or portfolio) whichever is shorter. Each fund’s (or portfolio’s) performance is compared with the performance of one or more broad-based securities indexes as a “benchmark.” All performance information includes the reinvestment of dividends and capital gain distributions, as well as the deduction of ongoing management fees and fund (or portfolio) operating expenses. The benchmarks used for comparison are unmanaged and include reinvestment of dividends and capital gains distributions, if any, but do not reflect any fees or expenses. Funds (or portfolios), that invest in multiple asset classes are compared with a customized benchmark. This benchmark comprises a set percentage allocation from each of the asset classes in which the fund invests.

Portfolio manager’s commentary

Finally, we have provided a commentary by each portfolio manager regarding each fund’s (or portfolio’s) performance during the period ended August 31, 2018. The views expressed are those of the portfolio managers as of August 31, 2018, and are subject to change based on market and other conditions. Information about a fund’s (or portfolio’s) holdings, asset allocation, or country diversification is historical and is no indication of future fund composition, which will vary. Information provided in this report should not be considered a recommendation to purchase or sell securities. The funds (or portfolios) are not insured by the Federal Deposit Insurance Corp., are not deposits or other obligations of, or guaranteed by, banks, and are subject to investment risks, including loss of principal amount invested. For a more detailed discussion of the risks associated with the funds (or portfolios), see the funds’ prospectuses.

Standard & Poor’s, Standard & Poor’s 500, “S&P 500,” and “S&P MidCap 400 Index” are trademarks of S&P Global, Inc. “Russell 1000,” “Russell 2000,” “Russell 3000,” and “Russell Midcap” are trademarks of Frank Russell Company. “EAFE” and “MSCI” are trademarks of MSCI, Inc. “Bloomberg Barclays” is a registered trademark of Bloomberg LP. “Lipper” is a registered trademark of Reuters S.A. None of the funds in the Trust is sponsored, endorsed, managed, advised, sold, or promoted by any of these companies, and none of these companies makes any representation regarding the advisability of investing in the Trust.

3

Capital Appreciation Fund

Subadvisor: Jennison Associates LLC
Portfolio Managers: Michael A. Del Balso, Kathleen A. McCarragher, Spiros “Sig” Segalas

INVESTMENT OBJECTIVE & POLICIES  >  The fund seeks long-term growth of capital. Under normal market conditions, the fund invests at least 65% of the fund’s total assets in equity and equity-related securities of companies that, at the time of investment, exceed $1 billion in market capitalization and that the subadvisor believes to have above-average growth prospects.

CHANGE IN VALUE OF $10,000 INVESTMENT AND COMPARATIVE INDEX

Sector Composition*	% of Total
Information technology	51.6
Consumer discretionary	21.1
Health care	10.9
Industrials	5.4
Consumer staples	4.1
Financials	4.1
Energy	1.0
Materials	1.0
Real estate	0.4
Short-term investments and other	0.4

* As a percentage of net assets.

PORTFOLIO MANAGERS’ COMMENTARY

Performance  >  For the year ended August 31, 2018, the Capital Appreciation Fund Class NAV shares returned 26.76% and the Russell 1000 Growth Index returned 27.23%.

Environment  >  Equity returns were strong in the period, as global economies advanced at a healthy pace, long-term interest rates remained low, and central banks tightened monetary policy gradually in light of subdued inflation. Solid U.S. data included accelerating economic expansion, robust employment, strong corporate profit growth, accumulating cash on company balance sheets, and rising business and consumer confidence. Reduced regulatory pressures and corporate taxation likewise contributed to market performance. However, trade-related tensions gathered steam, as threats from Washington sparked retaliatory measures from global trade partners.

The fund’s health care positions lagged the benchmark sector. Celgene Corp. declined on pipeline disappointments. Still largely tied to its leading product, the company is in the early stages of its diversification strategy. Allergan PLC’s results reflected potential patent expirations and constraints on its ability to raise drug prices. Weak performance from Regeneron Pharmaceuticals, Inc. reflected fears of potential competition and slower-than-expected product launches. In consumer discretionary, cable operator Charter Communications, Inc. declined as subscriber metrics fell short of expectations and capital expenditures dampened free cash flow. Tesla, Inc. was also weak, hampered by lower-than-expected vehicle production. We unwound the positions in Allergan, Regeneron, and Charter prior to period end.

Consumer discretionary holdings were strong contributors to performance. Amazon.com, Inc. advanced as strong execution across all business segments led to better-than-expected revenue, gross margin, and operating margin. Netflix, Inc. continued to raise its competitive barriers with investments in content, resulting in strong subscriber growth and increased pricing and operating leverage.

In information technology, Microsoft Corp. benefited from strong account control and minimal competition in two areas shifting to a subscription profile — Office and Windows. A differentiated hybrid cloud strategy is enabling the company to increase its share of technology capital spending; Office 365 is driving operating income improvements in the company’s productivity and business process segment. Adobe Systems, Inc. has transformed into a subscription-based provider of digital services in two of the fastest-growing enterprise software markets — content creation and digital marketing. Salesforce.com, Inc. benefited from the shift to cloud computing, corporate focus on customer-facing applications, the emergence of mobile as a primary user interface into enterprise applications, and demand for analytical capabilities to optimize business processes.

PERFORMANCE TABLE[1,2]	Average Annual Total Return			Cumulative Total Return
Periods Ending August 31, 2018	1-year	5-year	10-year	5-year	10-year
Capital Appreciation Fund Class 1	26.71	18.13	13.21	129.99	245.91
Capital Appreciation Fund Class NAV	26.76	18.19	13.26	130.63	247.30
Russell 1000 Growth Index[3,4]	27.23	17.47	12.84	123.72	234.82

1	Performance does not reflect the deduction of taxes on fund distributions or redemptions of fund shares. Past performance does not guarantee future results.
2	Since inception, a portion of the Capital Appreciation Fund expenses was reimbursed. If such expenses had not been reimbursed, returns would be lower.
3	The Russell 1000 Growth Index is an unmanaged index composed of the Russell 1000 Index securities that have a greater-than-average growth orientation.
4	It is not possible to invest directly in an index. Index figures do not reflect expenses or sales charges, which would result in lower returns.

The expense ratios of the fund, both net (including any fee waivers or expense limitations) and gross (excluding any fee waivers or expense limitations), are set forth according to the most recent publicly available prospectuses for the fund and may differ from the expense ratios disclosed in the financial highlights tables in this report. The net expenses equal the gross expenses and are as follows: Class 1 shares – 0.79% and Class NAV shares – 0.74%.

4

Capital Appreciation Value Fund

Subadvisor: T. Rowe Price Associates, Inc.
Portfolio Manager: David R. Giroux

INVESTMENT OBJECTIVE & POLICIES  >  The fund seeks long-term capital appreciation. Common stocks typically constitute at least 50% of the fund’s total assets. The remaining assets are generally invested in other securities, including convertible securities, corporate and government debt, bank loans, foreign securities, futures, and options.

CHANGE IN VALUE OF $10,000 INVESTMENT AND COMPARATIVE INDEX

Portfolio Composition*	% of Total
Common stocks	66.7
Corporate bonds	17.4
U.S. Government	4.2
Preferred securities	3.7
Term loans	2.4
Short-term investments and other	5.6

* As a percentage of net assets.

PORTFOLIO MANAGER’S COMMENTARY

Performance  >  For the year ended August 31, 2018, the Capital Appreciation Value Fund Class NAV shares returned 11.61% and the S&P 500 Index returned 19.66%.

Environment  >  Overall, U.S. stocks posted strong returns for the 12-month period ended August 31, 2018. Shares were propelled by robust corporate earnings growth, solid economic expansion, and federal tax cuts passed in late 2017 that helped shift the economy into higher gear.

Market volatility picked up noticeably in 2018, in part because of rising interest rates. More concerning, however, was an increase in global trade tensions stemming from President Trump’s efforts to place tariffs on imports from various trading partners, including Mexico, Canada, the European Union, and China. Many countries retaliated or threatened to retaliate with their own tariffs on U.S. goods, sparking fears of global trade wars.

In this environment, the S&P 500 Index posted solid, positive returns. Every sector advanced, led by information technology, consumer discretionary, and energy. The utilities and consumer staples sectors increased the least.

From an asset class perspective, the fund’s underlying equity holdings slightly trailed the S&P 500 Index. The portfolio’s bond holdings posted slightly positive gains and outperformed the Bloomberg Barclays U.S. Aggregate Bond Index.

Among equities, the financials sector was the greatest detractor from relative performance due to stock selection. Shares of State Street Corp. slumped after the custodial bank announced plans to buy financial data firm Charles River Development, as investors worried that the $2.6 billion deal price was excessive. Stock choices in the industrials and business services sector also weighed on relative results.

The health care sector was the leading contributor to relative performance due to stock selection. Scientific instruments maker PerkinElmer, Inc. generated strong, broad-based organic revenue growth and raised full-year guidance amid a supportive environment for the life sciences tools and services industry. Stock choices in the information technology sector also aided relative results.

The fund held equity options throughout the reporting period, generating gross exposure of approximately 7% of net assets. During the 12-month period ending 08/31/2018, the covered call strategy represented, on average, 8.46% of the overall portfolio. The covered call strategy had a small positive impact on performance; the impact of options was slightly negative.

PERFORMANCE TABLE[1,2]	Average Annual Total Return				Cumulative Total Return
Periods Ending August 31, 2018	1-year	5-year	10-year	Since Inception	5-year	10-year	Since Inception
Capital Appreciation Value Fund Class NAV (began 1/6/11)	11.61	11.42	—	11.22	71.68	—	125.69
S&P 500 Index[3,4]	19.66	14.52	—	13.69	97.01	—	166.98

1	Performance does not reflect the deduction of taxes on fund distributions or redemptions of fund shares. Past performance does not guarantee future results.
2	Since inception, a portion of the Capital Appreciation Value Fund expenses was reimbursed. If such expenses had not been reimbursed, returns would be lower.
3	The S&P 500 Index is an unmanaged index that includes 500 widely traded common stocks.
4	It is not possible to invest directly in an index. Index figures do not reflect expenses or sales charges, which would result in lower returns.

The expense ratios of the fund, both net (including any fee waivers or expense limitations) and gross (excluding any fee waivers or expense limitations), are set forth according to the most recent publicly available prospectus for the fund and may differ from the expense ratios disclosed in the financial highlights tables in this report. For Class NAV shares, the net expense equals the gross expense and is 0.85%.

5

Health Sciences Fund

Subadvisor: T. Rowe Price Associates, Inc.
Portfolio Manager: Ziad Bakri

INVESTMENT OBJECTIVE & POLICIES  >  The fund seeks long-term capital appreciation. Under normal market conditions, the fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in common stocks of companies engaged, at the time of investment, in the research, development, production, or distribution of products or services related to healthcare, medicine, or the life sciences.

CHANGE IN VALUE OF $10,000 INVESTMENT AND COMPARATIVE INDEXES

Industry Composition*	% of Total
Biotechnology	36.0
Health care equipment and supplies	21.9
Health care providers and services	21.9
Pharmaceuticals	12.6
Life sciences tools and services	5.9
Health care technology	1.2
Specialty retail	0.3
Software	0.1
Insurance	0.1

* As a percentage of total investments.

PORTFOLIO MANAGERS’ COMMENTARY

Performance  >  For the year ended August 31, 2018, the Health Sciences Fund Class NAV shares returned 22.04% and the Lipper Health/Biotechnology Index returned 20.50%.

Environment  >  U.S. stocks posted excellent returns for the one-year period ended August 31, 2018. Shares were propelled by strong corporate earnings growth, solid economic growth, and federal tax cuts passed in late 2017 that helped shift the economy into higher gear in the last few months. Market volatility picked up noticeably since the beginning of 2018, in part because of rising interest rates: The Federal Reserve pressed ahead with normalizing monetary policy, and the 10-year Treasury yield reached a seven-year high in May. More concerning, however, was an increase in global trade tensions in the last few months stemming from President Trump’s efforts to place tariffs on imports from various trading partners, including Mexico, Canada, the European Union, and China. Many countries retaliated or threatened to retaliate with their own tariffs on U.S. goods.

Stock selection in biotechnology led relative results. Shares of Bioverativ, Inc., a mid-cap biotech focused on nonmalignant hematological disorders, surged on the announcement that it would be acquired by French pharmaceutical firm Sanofi. We sold Bioverativ on the news. Neurocrine Biosciences, Inc.’s shares benefited from the continued success of the company’s commercial launch of a drug for the treatment of tardive dyskinesia (TD). We think Neurocrine has several promising pipeline candidates that could lead to further revenue diversification for the company.

Pharmaceuticals also added value due to stock picks. Shares of AbbVie, Inc. ultimately posted gains despite a pullback during the period following disappointing Phase II trial results for its small-cell lung cancer treatment. We maintain a favorable view of the company, which still has a large number of late-stage assets in development. Shares of Endoycte, Inc. have climbed steadily on positive sentiment regarding its prostate cancer drug candidate, which has shown some success in the early stages of an ongoing trial.

Conversely, stock choices in life sciences detracted from relative returns. Shares of Agilent Technologies, Inc. traded lower following the release of mixed second-quarter results as core revenue growth was weighed down by disruptions in its China operations. We view the issues as transitory against a demand backdrop that we believe is stronger and healthier than at any point over the current business cycle, and we maintain a favorable view of the company.

PERFORMANCE TABLE[1,2]	Average Annual Total Return				Cumulative Total Return
Periods Ending August 31, 2018	1-year	5-year	10-year	Since Inception	5-year	10-year	Since Inception
Health Sciences Fund Class NAV (began 9/30/11)	22.04	18.04	—	23.10	129.13	—	321.54
S&P 500 Index[3,4]	19.66	14.52	—	16.59	97.01	—	189.40
Lipper Health/Biotechnology Index[4,5]	20.50	16.99	—	21.44	119.14	—	283.75

1	Performance does not reflect the deduction of taxes on fund distributions or redemptions of fund shares. Past performance does not guarantee future results.
2	Since inception, a portion of the Health Sciences Fund expenses was reimbursed. If such expenses were not reimbursed, returns would be lower.
3	The S&P 500 Index is an unmanaged index that includes 500 widely traded stocks.
4	It is not possible to invest directly in an index. Index figures do not reflect expenses or sales charges, which would result in lower returns.
5	The Lipper Health/Biotechnology Index measures the performance of health and biotech funds.

The expense ratios of the fund, both net (including any fee waivers or expense limitations) and gross (excluding any fee waivers or expense limitations), are set forth according to the most recent publicly available prospectus for the fund and may differ from the expense ratios disclosed in the financial highlights tables in this report. For Class NAV shares, the net expense equals the gross expense and is 1.14%.

6

International Growth Stock Fund

Subadvisor: Invesco Advisers, Inc.
Portfolio Managers: Brentley Bates, CFA, CPA, Mathew Dennis, CFA, Mark Jason, CFA, Richard Nield, CFA, Clas Olsson

INVESTMENT OBJECTIVE & POLICIES  >  The fund seeks to achieve long-term growth of capital. The fund invests primarily in a diversified portfolio of international securities whose issuers are considered by the fund’s portfolio managers to have potential for earnings or revenue growth. Under normal market conditions, the fund will invest at least 80% of its net assets (plus any borrowings for investment purposes) in stocks of any market capitalization.

CHANGE IN VALUE OF $10,000 INVESTMENT AND COMPARATIVE INDEX

Sector Composition*	% of Total
Financials	21.0
Information technology	18.0
Consumer staples	17.9
Industrials	17.2
Consumer discretionary	8.5
Health care	5.6
Energy	4.6
Materials	3.0
Short-term investments and other	4.2

* As a percentage of net assets.

PORTFOLIO MANAGERS’ COMMENTARY

Performance  >  For the year ended August 31, 2018, the International Growth Stock Fund Class NAV shares declined 0.17% and the MSCI AC World ex-U.S.A. Growth Index returned 6.15%.

Environment  >  Developed and emerging international equity markets delivered generally positive returns supported by firmer global economic growth, as well as stronger corporate fundamentals. The first quarter of 2018 saw the return of significant volatility, with global markets experiencing their biggest swings in over a year. Significant market and currency volatility continued over the next few months. Many international stocks struggled as investors worried that heightened global trade tensions would derail economic growth. Other concerns such as geopolitical uncertainty and the potential impact of higher interest rates also weakened investor sentiment. Despite anxieties around simmering trade disputes, the U.S. economy recorded fastest rate of growth since 2014 in the second quarter of 2018. In August, the downgrading of risk to the global economy boosted global equity markets and speculation mounted that the Trump administration would continue to de-escalate global trade skirmishes. Weakness in emerging equity markets was broad based.

Relative underperformance was driven primarily by stock selection in the financials, consumer staples and industrials sectors. At the sector level, stock selection in the financials sector was the leading detractor from relative performance. Within financials, key detractors included emerging markets (EM) banks such as Akbank Turk AS (Turkey) and Banco Bradesco SA (Brazil), as well as developed markets banks Intesa Sanpaolo SpA (Italy), ING Groep NV (Netherlands) and Mediobanca Banca di Credito Finanziario SpA (Italy). Exchange operator B3 SA (Brazil) was also weak. Security selection in the consumer staples sector was another key detractor from relative performance. Portfolio holdings in the food, beverage & tobacco industry were weak and dragged on relative performance. Holdings in the industrials sector underperformed those of the benchmark index and detracted from relative return. CK Hutchison Holdings, Ltd. (Hong Kong) was a notable detractor in the sector during the reporting period. From a geographic perspective, overweight exposure in the weak Brazil and Turkey markets were among the largest detractors from relative performance. Security selection and an underweight in Japan also detracted from relative return. The portfolio’s cash position in the rising market environment detracted from relative.

Conversely, having no exposure in the weaker real estate sector was a large positive for relative performance. Stock selection and an overweight in the energy sector was another notable contributor to relative results. Canada-based Suncor Energy, Inc. and Cenovus Energy, Inc. were key contributors during the reporting period. We sold Cenovus, locking in gains. An underweight in the weaker telecommunication services sector contributed to relative results as well. Geographically, stock selection in Canada, Spain and Germany led relative performance.

PERFORMANCE TABLE[1,2]	Average Annual Total Return				Cumulative Total Return
Periods Ending August 31, 2018	1-year	5-year	10-year	Since Inception	5-year	10-year	Since Inception
International Growth Stock Fund Class NAV (began 9/16/10)	–0.17	4.84	—	5.85	26.66	—	57.22
MSCI AC World ex-USA Growth Index[3,4]	6.15	7.23	—	6.51	41.80	—	65.18

1	Performance does not reflect the deduction of taxes on fund distributions or redemptions of fund shares. Past performance does not guarantee future results.
2	Since inception, a portion of the International Growth Stock Fund expenses was reimbursed. If such expenses had not been reimbursed, returns would be lower.
3	The MSCI AC World ex-U.S.A. Growth Index (gross of foreign withholding taxes on dividends) is a free float-adjusted market capitalization-weighted index that is designed to measure the equity market performance of developed markets and emerging markets, excluding the Unites States of America, that have higher than average growth characteristics.
4	It is not possible to invest directly in an index. Index figures do not reflect expenses or sales charges, which would result in lower returns.

The expense ratios of the fund, both net (including any fee waivers or expense limitations) and gross (excluding any fee waivers or expense limitations), are set forth according to the most recent publicly available prospectus for the fund and may differ from the expense ratios disclosed in the financial highlights tables in this report. For Class NAV shares, the net expense equals the gross expense and is 0.86%.

7

International Small Cap Fund

Subadvisor: Franklin Templeton Investment Corp.
Portfolio Managers: Harlan B. Hodes, CPA, David Tuttle, CFA

INVESTMENT OBJECTIVE & POLICIES  >  The fund seeks long-term capital appreciation. Under normal market conditions, the fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in investments of smaller companies outside the U.S., including emerging markets, which, at the time of investment, have total stock market capitalizations or annual revenues of $4 billion or less.

CHANGE IN VALUE OF $10,000 INVESTMENT AND COMPARATIVE INDEX

Sector Composition*	% of Total
Consumer discretionary	25.4
Industrials	19.9
Financials	12.1
Information technology	12.0
Consumer staples	6.9
Health care	5.9
Materials	5.3
Energy	3.5
Real estate	3.3
Short-term investments and other	5.7

* As a percentage of net assets.

PORTFOLIO MANAGERS’ COMMENTARY

Performance  >  For the year ended August 31, 2018, the International Small Cap Fund Class NAV shares returned 3.23% and the MSCI AC World ex U.S.A Small Cap Index returned 5.73%.

Environment  >  During the 12-month period under review, international small-capitalization stocks slightly underperformed their larger-capitalization counterparts. Rising trade tensions and their potential to slow global economic growth weighed on investor sentiment. Concerns also arose that the global economic growth cycle might be coming to an end, as pockets of Europe, Asia and Latin America faced various challenges. Economic optimism in the U.S. was counterbalanced by escalating trade tensions as President Donald Trump threatened to renegotiate trade deals and levy new tariffs, prompting the country’s trade partners to respond in kind.

Several holdings contributed to the relative shortfall. The shares of IDOM, Inc., Japan’s largest specialist in used-car purchasing, fell on weak financial results. Looking at the longer term, we believe IDOM could benefit from the growing structural and demographical demand for used cars in Japan, which is still low compared to the U.S. IDOM’s larger scale also gives it a competitive advantage when it comes to the company’s ability to grow its dealership network in Japan. Alamos Gold, Inc. is a Toronto-based mid-tier gold miner with mines in Canada, Mexico and Turkey. Alamos’ share price has struggled since it acquired Richmont Mines in September 2017. More recently, shareholders were not pleased as the company issued guidance about a projected rise in mining costs. A delay in operational licenses needed for the development of Turkish assets also weighed on the stock. Nevertheless, the stock remained cheaply valued as of the end of the period, according to our analysis. During the period, the U.S. dollar rose in value against most foreign currencies, which also hurt performance because investments in securities with non-U.S. currency exposure lost value as the U.S. dollar rose.

Other stocks performed well during the period under review. Capcom Company, Ltd. is a small-capitalization game software developer based in Japan. Sales of packaged games, downloadable games for consoles, PC games, and mobile games are its main earnings drivers. The company has continued to develop popular game franchises with the 2018 release of “Monster Hunter: World,” a major hit in the U.S., Japan, and Europe. We sold Capcom prior to period end, locking in gains. Belgian technology firm Barco NV, which is in the midst of a multi-year overhaul to increase efficiency and profitability, was another contributor. We believe there are further opportunities to increase growth through improved sales channels and a larger global footprint. Earnings margins can also increase, in our view, through improved designs, higher service revenue and factory automation.

PERFORMANCE TABLE[1,2]	Average Annual Total Return			Cumulative Total Return
Periods Ending August 31, 2018	1-year	5-year	10-year	5-year	10-year
International Small Cap Fund Class 1	3.24	6.36	6.09	36.12	80.68
International Small Cap Fund Class NAV	3.23	6.42	6.14	36.47	81.41
MSCI AC World ex U.S.A. Small Cap Index[3,4]	5.73	8.44	7.08	49.93	98.17
S&P Citigroup Global ex U.S. <$2 Billion Index[4,5]	3.49	7.64	6.35	44.47	85.07

1	Performance does not reflect the deduction of taxes on fund distributions or redemptions of fund shares. Past performance does not guarantee future results.
2	Since inception, a portion of the International Small Cap Fund expenses was reimbursed. If such expenses had not been reimbursed, returns would be lower.
3	The MSCI AC World ex U.S.A. Small Cap Index (gross of foreign withholding taxes on dividends) is a free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of smaller cap stocks in developed and emerging markets, excluding the United States of America.
4	The S&P Citigroup Global ex U.S. <$2 billion Index is an unmanaged index which follows an objective, free float weighted, rules-based methodology, capturing the broad investable opportunity set.
5	It is not possible to invest directly in an index. Index figures do not reflect expenses or sales charges, which would result in lower returns.

The expense ratios of the fund, both net (including any fee waivers or expense limitations) and gross (excluding any fee waivers or expense limitations), are set forth according to the most recent publicly available prospectuses for the fund and may differ from the expense ratios disclosed in the financial highlights tables in this report. The net expenses equal the gross expenses and are as follows: Class 1 shares – 1.10% and Class NAV shares – 1.05%.

8

International Strategic Equity Allocation Fund

Subadvisor: John Hancock Asset Management
Portfolio Manager: Nathan W. Thooft, CFA

INVESTMENT OBJECTIVE & POLICIES  >  The fund seeks capital appreciation. The fund seeks to achieve its investment objective by investing under normal market conditions at least 80% of its net assets (plus any borrowings for investment purposes) in equity securities of any market capitalization, including futures on indexes of equity securities. The fund invests primarily in foreign securities.

CHANGE IN VALUE OF $10,000 INVESTMENT AND COMPARATIVE INDEX

Sector Composition*	% of Total
Financials	23.3
Industrials	11.9
Information technology	10.5
Consumer discretionary	10.4
Consumer staples	9.0
Health care	8.2
Materials	7.5
Energy	6.6
Telecommunication services	3.5
Real estate	3.1
Utilities	2.8
Short-term investments and other	3.2

* As a percentage of net assets.

PORTFOLIO MANAGER’S COMMENTARY

Performance  >  For the year ended August 31, 2018, the International Strategic Equity Allocation Fund Class NAV shares returned 1.81% and the MSCI AC World ex-U.S.A. Index returned 3.68%.

Environment  >  U.S. stocks posted double-digit gains over the year as tax-cuts from late 2017 carried the S&P 500 Index higher through January.

At that point, there was a general sense that the market was ripe for profit-taking. Concerns about rising inflation and interest rates were catalysts for the sharp pullback that occurred near the beginning of February. In March, worries about a possible U.S. trade war with China kept investors on the defensive, as President Trump announced tariffs on about $50 billion in Chinese goods.

Although international trade continued to be a concern for the remainder of the period, the S&P 500 Index posted gains in each of the period’s final five months, as investors refocused on the strength of the U.S. economy and prospects for robust earnings growth.

Foreign stocks in developed markets lagged their U.S. counterparts over the reporting period, hampered by a surge in the value of the U.S. dollar beginning in mid-April. The U.S. dollar benefited from rising U.S. interest rates and uncertainty about the economic prospects for the eurozone and Japan. Emerging markets stocks, as a group, also finished with muted gains, and Latin America securities, in particular, weighed on performance.

At the end of the 12-month period, the yield of the bellwether 10-year U.S. Treasury note was 2.86%, up from 2.12% a year earlier. Rising market interest rates weighed on investment-grade bonds. The U.S. Federal Reserve also increased the short-term fed funds rate three times — by 0.25% each time — in December 2017, March 2018 and June of 2018, as the central bank continued to normalize its monetary policy.

From an asset allocation perspective, overweight positions in certain developed markets, including Italy, detracted from relative returns, as did an overweight in Korean positions. An underweight position in the emerging Indian market was also a negative factor. An overweight position in certain developed markets and an overweight position in Taiwan (within emerging markets) were small positive factors in performance.

PERFORMANCE TABLE[1,2]	Average Annual Total Return				Cumulative Total Return
Periods Ending August 31, 2018	1-year	5-year	10-year	Since Inception	5-year	10-year	Since Inception
International Strategic Equity Allocation Fund Class NAV (began 10/17/16)	1.81	—	—	10.41	—	—	20.39
MSCI AC World ex-U.S.A. Index[3,4]	3.68	—	—	12.35	—	—	24.38

1	Performance does not reflect the deduction of taxes on fund distributions or redemptions of fund shares. Past performance does not guarantee future results.
2	Since inception, a portion of the International Strategic Equity Allocation Fund expenses was reimbursed. If such expenses had not been reimbursed, returns would be lower.
3	The MSCI AC World ex-U.S.A. Index (gross of foreign withholding taxes on dividends) is a free-float adjusted market capitalization weighted index designed to measure the equity market performance of developed markets and emerging markets, excluding the United States.
4	It is not possible to invest directly in an index. Index figures do not reflect expenses or sales charges, which would result in lower returns.

The expense ratios of the fund, both net (including any fee waivers or expense limitations) and gross (excluding any fee waivers or expense limitations), are set forth according to the most recent publicly available prospectus for the fund and may differ from the expense ratios disclosed in the financial highlights tables in this report. For Class NAV shares, the net expenses equal the gross expenses and are 0.69%.

9

International Value Fund

Subadvisor: Templeton Investment Counsel, LLC
Portfolio Managers: Peter A. Nori, CFA, Christopher Peel, CFA, Tucker Scott, CFA

INVESTMENT OBJECTIVE & POLICIES  >  The fund seeks long-term growth of capital. Under normal market conditions, the fund invests primarily in equity securities of companies located outside the U.S., including emerging markets.

CHANGE IN VALUE OF $10,000 INVESTMENT AND COMPARATIVE INDEX

Sector Composition*	% of Total
Financials	20.0
Health care	18.9
Energy	13.1
Information technology	10.5
Industrials	8.2
Materials	7.1
Telecommunication services	6.5
Consumer discretionary	6.2
Consumer staples	2.5
Utilities	2.0
Real estate	0.4
Short-term investments and other	4.6

* As a percentage of net assets.

PORTFOLIO MANAGERS’ COMMENTARY

Performance  >  For the year ended August 31, 2018, the International Value Fund Class NAV shares returned 0.17% and the MSCI EAFE Index returned 4.90%.

Environment  >  International equities advanced during the 12 months under review, a period when global economic growth and tailwinds from the U.S. tax reform ultimately gave way to concerns about rising trade tensions and less accommodative monetary policy.

The fund’s relative underperformance was primarily due to stock selection, most notably in the materials sector. A handful of precious metals holdings were among the 10 biggest detractors during a period when the price of gold declined nearly 10% as the U.S. dollar strengthened and interest rates rose. However, we believe history suggests that a modest exposure to gold and silver miners can help optimize risk-adjusted returns over time, and we view these investments as attractive portfolio hedges at a time when global debt is high and economic and market cycles look increasingly mature. We have maintained select investments in a handful of what we consider undervalued precious metals companies with resilient balance sheets, low cost positions and identifiable value catalysts.

Stock selection and an underweighting in the industrials sector also detracted, pressured by U.K.-based professional services firm Capita PLC. Its stock declined sharply earlier in 2018 after management announced plans to halt dividends and sell shares to raise capital. The combination of a significantly dilutive equity issuance and new guidance for negative free cash flows suggested to us that the firm’s finances are more impaired than initially portrayed by outgoing management, and we liquidated the position during the period. During the period, the U.S. dollar rose in value against most foreign currencies, which hurt the fund’s performance because investments in securities with non-U.S. currency exposure lost value as the U.S. dollar rose.

On the flip side, an overweighting in energy contributed to relative performance as the sector benefited from higher oil prices. U.K. oil and gas firm BP PLC was a significant energy contributor. At current oil prices, we believe BP can generate substantial free cash flow that will likely be returned to shareholders through improved dividends and share repurchases. We continue to find compelling opportunities in the energy sector, although have been taking profits in some high-volatility oil services stocks and focusing instead on what we view as more stable integrated oil firms as the commodity cycle matures. Stock selection and an overweighting in the health care sector also benefited relative performance.

PERFORMANCE TABLE[1,2]	Average Annual Total Return			Cumulative Total Return
Periods Ending August 31, 2018	1-year	5-year	10-year	5-year	10-year
International Value Fund Class 1	0.06	3.09	3.38	16.46	39.47
International Value Fund Class NAV	0.17	3.15	3.44	16.78	40.26
MSCI EAFE Index[3,4]	4.90	6.22	4.14	35.22	50.07

1	Performance does not reflect the deduction of taxes on fund distributions or redemptions of fund shares. Past performance does not guarantee future results.
2	Since inception, a portion of the International Value Fund expenses was reimbursed. If such expenses had not been reimbursed, returns would be lower.
3	The MSCI EAFE Index (gross of foreign withholding taxes on dividends) (Europe, Australasia, Far East) is a free-float-adjusted market capitalization index that is designed to measure developed market equity performance.
4	It is not possible to invest directly in an index. Index figures do not reflect expenses or sales charges, which would result in lower returns.

The expense ratios of the fund, both net (including any fee waivers or expense limitations) and gross (excluding any fee waivers or expense limitations), are set forth according to the most recent publicly available prospectuses for the fund and may differ from the expense ratios disclosed in the financial highlights tables in this report. The net expenses equal the gross expenses and are as follows: Class 1 shares – 0.91% and Class NAV shares – 0.86%.

10

Mid Cap Stock Fund

Subadvisor: Wellington Management Company LLP
Portfolio Managers: Mario E. Abularach, CFA, CMT, Michael T. Carmen, CFA, Stephen Mortimer

INVESTMENT OBJECTIVE & POLICIES  >  The fund seeks long-term growth and capital appreciation. Under normal market conditions, the fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in equity securities of medium-sized companies with significant capital appreciation potential.

CHANGE IN VALUE OF $10,000 INVESTMENT AND COMPARATIVE INDEX

Sector Composition*	% of Total
Information technology	32.7
Health care	20.5
Consumer discretionary	19.6
Industrials	11.6
Financials	2.5
Consumer staples	2.2
Materials	2.2
Real estate	1.5
Energy	1.1
Short-term investments and other	6.1

* As a percentage of net assets.

PORTFOLIO MANAGERS’ COMMENTARY

Performance  >  For the year ended August 31, 2018, the Mid Cap Stock Fund Class NAV shares returned 28.75% and the Russell Midcap Growth Index returned 25.06%.

Environment  >  U.S. equities posted positive results over the period. Despite continued White House turmoil and heightened U.S. tensions with Russia and North Korea, strong employment data and corporate earnings helped propel the market to a series of new highs during the first half of the period. The U.S. Federal Reserve raised its benchmark interest rate by 25 basis points three times during the year, in line with expectations. In December, tax reform was a key area of focus, culminating with a tax reform bill signed into law om December and effective January 1, 2018. Entering 2018, bullish sentiment was exceptionally strong, as better-than-expected corporate profits helped drive U.S. equities higher. Signs of inflation entered the market in February and lead to heightened levels of volatility. By the summer of 2018, talk of tariffs and trade wars had progressed to implementation, raising concerns in an otherwise strong economy. However, positive sentiment persisted, fueled by robust earnings growth, fiscal stimulus, the announcement of a preliminary trade deal between the U.S. and Mexico, and expectations for stronger U.S. economic growth relative to other regions of the world.

Within the fund, stock selection drove outperformance. Security selection was particularly strong in the health care sector, while selection within information technology and consumer staples was also favorable. This was partially offset by unfavorable selection in the consumer discretionary and industrials sectors. Sector allocation, a product of the bottom-up stock selection process, also contributed to relative performance. Underweight exposure to the materials and real estate sectors aided results, while overweight exposure to the consumer discretionary sector in the second half of the period detracted.

Top contributors to relative performance during the period included Wayfair, Inc., an online home furnishings provider, Exact Sciences Corp., a molecular diagnostics healthcare company, and ServiceNow, Inc., a software-as-a-service and cloud computing company. Top detractors from relative performance included Dollar Tree, Inc., a discount retailer, Uber Technologies Inc., a private ridesharing company, and Floor & Decor Holdings, Inc., a specialty home improvement retailer. We continue to hold all three names as of the end of the period.

At the end of the period, the fund held overweight allocations to the health care and consumer discretionary sectors. The financials, industrials, and real estate sectors represented the fund’s largest underweights.

PERFORMANCE TABLE[1,2]	Average Annual Total Return			Cumulative Total Return
Periods Ending August 31, 2018	1-year	5-year	10-year	5-year	10-year
Mid Cap Stock Fund Class 1	28.68	14.28	10.42	94.94	169.50
Mid Cap Stock Fund Class NAV	28.75	14.35	10.48	95.48	171.03
Russell Midcap Growth Index[3,4]	25.06	14.19	11.64	94.18	200.75

1	Performance does not reflect the deduction of taxes on fund distributions or redemptions of fund shares. Past performance does not guarantee future results.
2	Since inception, a portion of the Mid Cap Stock Fund expenses was reimbursed. If such expenses had not been reimbursed, returns would be lower.
3	The Russell Midcap Growth Index is an unmanaged index that contains those stocks from the Russell Midcap Index with a greater than average growth orientation.
4	It is not possible to invest directly in an index. Index figures do not reflect expenses or sales charges, which would result in lower returns.

The expense ratios of the fund, both net (including any fee waivers or expense limitations) and gross (excluding any fee waivers or expense limitations), are set forth according to the most recent publicly available prospectuses for the fund and may differ from the expense ratios disclosed in the financial highlights tables in this report. The net expenses equal the gross expenses and are as follows: Class 1 shares – 0.92% and Class NAV shares – 0.87%.

11

Mid Value Fund

Subadvisor: T. Rowe Price Associates, Inc.
Portfolio Manager: David J. Wallack

INVESTMENT OBJECTIVE & POLICIES  >  The fund seeks long-term capital appreciation. Under normal market conditions, the fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in companies with market capitalizations that are within the S&P MidCap 400 Index or the Russell Midcap Value Index.

CHANGE IN VALUE OF $10,000 INVESTMENT AND COMPARATIVE INDEX

Sector Composition*	% of Total
Financials	17.0
Health care	15.3
Consumer staples	11.9
Energy	10.7
Industrials	9.2
Real estate	7.2
Materials	6.8
Utilities	6.2
Consumer discretionary	5.5
Information technology	1.3
Telecommunication services	0.2
Short-term investments and other	8.7

* As a percentage of net assets.

PORTFOLIO MANAGER’S COMMENTARY

Performance  >  For the year ended August 31, 2018, the Mid Value Fund Class NAV shares returned 12.96% and the Russell Midcap Value Index returned 12.67%.

Environment  >  U.S. stocks posted excellent returns for the one-year period ended August 31, 2018. Shares were propelled by strong corporate earnings growth, solid economic growth, and federal tax cuts passed in late 2017 that helped shift the economy into higher gear in the last few months. Market volatility picked up noticeably since the beginning of 2018, in part because of rising interest rates: The Federal Reserve pressed ahead with normalizing monetary policy, and the 10-year Treasury yield reached a seven-year high in May. More concerning, however, was an increase in global trade tensions in the last few months stemming from President Trump’s efforts to place tariffs on imports from various trading partners, including Mexico, Canada, the European Union, and China. Many countries retaliated or threatened to retaliate with their own tariffs on U.S. goods.

Stock selection in industrials led relative results for the period. Textron, Inc. is an industrial conglomerate firm with Cessna private planes and Bell helicopters among its many brands. An uptick in business jet demand after several years of sluggish sales bolstered shares. C.H. Robinson Worldwide, Inc. operates in the fragmented for-hire truck transportation market. The firm profits as a market maker between shippers and trucking companies that can carry their freight. Recent trends have shown rates rising year over year. Stock selection in utilities, along with an underweight position, also boosted relative returns. NRG Energy, Inc. is a New Jersey-based merchant power generator. The company benefited from the continued recovery in natural gas power prices. FirstEnergy Corp. is one of the largest regulated utilities in the United States with customers in Ohio, Pennsylvania, and New Jersey. The firm issued equity during the period, which cleared up some investor concern over a precarious financial situation, and also provided investors with a rationale for focusing on opportunities ahead, like potentially separating the non-regulated portion of the business, rather than the overhang of leverage.

Conversely, materials, notably holdings in metals and mining, detracted most from relative results due to stock picks. Franco-Nevada Corp. is a gold-focused royalty and investment company. Newmont Mining Corp. is the second-largest gold miner in the world. Share prices for both companies were pressured as the prospect for higher interest rates and tighter monetary policy negated any lift in gold prices. A relative underweight in information technology also detracted as the sector was a strong performer for the year.

PERFORMANCE TABLE[1,2]	Average Annual Total Return				Cumulative Total Return
Periods Ending August 31, 2018	1-year	5-year	10-year	Since Inception	5-year	10-year	Since Inception
Mid Value Fund Class NAV (began 1/2/09)	12.96	11.95	—	14.68	75.86	—	275.38
Russell Midcap Value Index[3,4]	12.67	11.81	—	15.25	74.72	—	293.62

1	Performance does not reflect the deduction of taxes on fund distributions or redemptions of fund shares. Past performance does not guarantee future results.
2	Since inception, a portion of the Mid Value Fund expenses was reimbursed. If such expenses had not been reimbursed, returns would be lower.
3	The Russell Midcap Value Index is an unmanaged index that measures the performance of those Russell Midcap companies with lower price-to-book ratios and lower forecasted growth values. The stocks are also members of the Russell 1000 Value Index.
4	It is not possible to invest directly in an index. Index figures do not reflect expenses or sales charges, which would result in lower returns.

The expense ratios of the fund, both net (including any fee waivers or expense limitations) and gross (excluding any fee waivers or expense limitations), are set forth according to the most recent publicly available prospectus for the fund and may differ from the expense ratios disclosed in the financial highlights tables in this report. For Class NAV shares, the net expense equals the gross expense and is 0.99%.

12

Multi-Index Lifestyle Aggressive Portfolio

Subadvisors: John Hancock Asset Management and John Hancock Asset Management a division of Manulife Asset Management (North America)
Limited (John Hancock Asset Management (North America))
Portfolio Managers: Robert E. Sykes, CFA, Nathan W. Thooft, CFA

INVESTMENT OBJECTIVE & POLICIES  >  The portfolio seeks long-term growth of capital. Current income is not a consideration. The portfolio operates as a fund of funds and normally invests approximately 100% of its assets in underlying funds that invest primarily in equity securities.

CHANGE IN VALUE OF $10,000 INVESTMENT AND COMPARATIVE INDEXES

Asset Allocation*	% of Total
Affiliated investment companies	66.5
Large Blend	66.5
Unaffiliated investment companies	33.5
Equity	33.5

* As a percentage of net assets.

PORTFOLIO MANAGERS’ COMMENTARY

Performance  >  For the year ended August 31, 2018, the Multi-Index Lifestyle Aggressive Portfolio Class 1 shares returned 12.69% and a blend of 70% Russell 3000 Index and 30% MSCI AC World ex-U.S.A. Index returned 14.94%.

Environment  >  U.S. stocks posted double-digit gains over the year as tax-cuts from late 2017 carried the S&P 500 Index higher through January.

At that point, there was a general sense that the market was ripe for profit-taking. Concerns about rising inflation and interest rates were catalysts for the sharp pullback that occurred near the beginning of February. In March, worries about a possible U.S. trade war with China kept investors on the defensive, as President Trump announced tariffs on about $50 billion in Chinese goods.

Although international trade continued to be a concern for the remainder of the period, the S&P 500 Index posted gains in each of the period’s final five months, as investors refocused on the strength of the U.S. economy and prospects for robust earnings growth.

Foreign stocks in developed markets lagged their U.S. counterparts over the reporting period, hampered by a surge in the value of the U.S. dollar beginning in mid-April. The U.S. dollar benefited from rising U.S. interest rates and uncertainty about the economic prospects for the eurozone and Japan. Emerging markets stocks, as a group, also finished with muted gains, and Latin America, in particular, weighed on performance.

At the end of the 12-month period, the yield of the bellwether 10-year U.S. Treasury note was 2.86%, up from 2.12% a year earlier. Rising market interest rates weighed on investment-grade bonds. The U.S. Federal Reserve also increased the short-term fed funds rate three times — by 0.25% each time — in December 2017, March 2018 and June of 2018, as the central bank continued to normalize its monetary policy.

The fund’s exposure comes primarily from positions in Strategic Equity Allocation (JHAM) and various ETFs.

From an asset allocation perspective, overweight positions in defensive equity and international developed equity detracted from returns, as did an underweight position in U.S. large-cap equity. Specific managers whose funds detracted from relative performance included Fundamental Large Cap Core (JHAM), Strategic Equity Allocation International (JHAM), and International Value (Franklin Templeton).

From an asset allocation perspective, the fund’s overweight position in U.S. small-capitalization equity, as well as in the health care and information technology sectors, contributed to returns over the period. On a manager selection basis, Mid Cap Stock (Wellington), International Growth (Wellington) and Disciplined Value (Boston Partners) all contributed to returns.

PERFORMANCE TABLE[1,2]	Average Annual Total Return				Cumulative Total Return
Periods Ending August 31, 2018	1-year	5-year	10-year	Since Inception	5-year	10-year	Since Inception
Multi-Index Lifestyle Aggressive Portfolio Class R6 (began 12/30/13)	12.73	—	—	8.75	—	—	47.98
Multi-Index Lifestyle Aggressive Portfolio Class 1 (began 12/30/13)	12.69	—	—	8.74	—	—	47.89
S&P 500 Index[3,4]	19.66	—	—	12.52	—	—	73.52
MSCI EAFE Index[4,5]	4.90	—	—	3.89	—	—	19.52
Blended Index[4,6]	14.94	—	—	9.54	—	—	53.09

1	Performance does not reflect the deduction of taxes on fund distributions or redemptions of fund shares. Past performance does not guarantee future results.
2	Since inception, a portion of the Multi-Index Lifestyle Aggressive Portfolio expenses was reimbursed. If such expenses had not been reimbursed, returns would be lower.
3	The S&P 500 Index is an unmanaged index that includes 500 widely-traded common Stocks.
4	It is not possible to invest directly in an index. Index figures do not reflect expenses or sales charges, which would result in lower returns.
5	The MSCI EAFE Index (Europe, Australasia, Far East) (gross of foreign withholding taxes on dividends) is a free-float-adjusted market capitalization index that is designed to measure developed market equity performance.
6	The Blended Index is composed of 70% Russell 3000 Index and 30% MSCI AC World ex-U.S.A. Index.

The expense ratios of the portfolio, both net (including any fee waivers or expense limitations) and gross (excluding any fee waivers or expense limitations), are set forth according to the most recent publicly available prospectuses for the fund and may differ from the expense ratios disclosed in the financial highlights tables in this report. For Class 1 and R6 shares the gross expenses are 0.70% and 0.66%, respectively, and the net expenses are 0.68% and 0.64%, respectively.

13

Multi-Index Lifestyle Balanced Portfolio

Subadvisors: John Hancock Asset Management and John Hancock Asset Management (North America)
Portfolio Managers: Robert E. Sykes, CFA, Nathan W. Thooft, CFA

INVESTMENT OBJECTIVE & POLICIES  >  The portfolio seeks a balance between a high level of current income and growth of capital, with a greater emphasis on growth of capital. The portfolio operates as a fund of funds and normally invests approximately 60% of its assets in underlying funds that invest primarily in equity securities and approximately 40% in underlying funds that invest primarily in fixed-income securities.

CHANGE IN VALUE OF $10,000 INVESTMENT AND COMPARATIVE INDEXES

Asset Allocation*	% of Total
Affiliated investment companies	39.6
Large Blend	39.6
Unaffiliated investment companies	60.3
Fixed Income	40.2
Equity	20.1
Short-term investments and other	0.1

* As a percentage of net assets.

PORTFOLIO MANAGERS’ COMMENTARY

Performance  >  For the year ended August 31, 2018, the Multi-Index Lifestyle Balanced Portfolio Class 1 shares returned 7.25% and a blend of 42% Russell 3000 Index, 18% MSCI AC World ex-U.S.A. Index, 8% ICE Bank of America Merrill Lynch U.S. High Yield Master II Index, and 32% Bloomberg Barclays U.S. Aggregate Bond Index returned 8.73%.

Environment  >  U.S. stocks posted double-digit gains over the year as tax-cuts from late 2017 carried the S&P 500 Index higher through January.

At that point, there was a general sense that the market was ripe for profit-taking. Concerns about rising inflation and interest rates were catalysts for the sharp pullback that occurred near the beginning of February. In March, worries about a possible U.S. trade war with China kept investors on the defensive, as President Trump announced tariffs on about $50 billion in Chinese goods.

Although international trade continued to be a concern for the remainder of the period, the S&P 500 Index posted gains in each of the period’s final five months, as investors refocused on the strength of the U.S. economy and prospects for robust earnings growth.

Foreign stocks in developed markets lagged their U.S. counterparts over the reporting period, hampered by a surge in the value of the U.S. dollar beginning in mid-April. The U.S. dollar benefited from rising U.S. interest rates and uncertainty about the economic prospects for the eurozone and Japan. Emerging markets stocks, as a group, also finished with muted gains, and Latin America, in particular, weighed on performance.

At the end of the 12-month period, the yield of the bellwether 10-year U.S. Treasury note was 2.86%, up from 2.12% a year earlier. Rising market interest rates weighed on investment-grade bonds. The U.S. Federal Reserve also increased the short-term fed funds rate three times — by 0.25% each time — in December 2017, March 2018 and June of 2018, as the central bank continued to normalize its monetary policy.

The fund’s exposure comes primarily from positions in Strategic Equity Allocation (JHAM) and various ETFs.

From an asset allocation perspective, an underweight position in U.S. large-capitalization equity, as well as overweight positions in defensive equity and absolute return, detracted from performance from an asset allocation perspective. Fundamental Large Cap Core (JHAM), Strategic Income Opportunities (JHAM), and International Strategic Equity Allocation (JHAM) all detracted from returns on a manager selection basis.

Conversely, underweight positions in U.S. core fixed income and international developed equity contributed to returns over the period, as did an overweight position in multisector fixed income. Mid Cap Stock (Wellington), International Growth (Wellington), and Disciplined Value (Boston Partners) all contributed to returns in terms of manager selection.

PERFORMANCE TABLE[1,2]	Average Annual Total Return				Cumulative Total Return
Periods Ending August 31, 2018	1-year	5-year	10-year	Since Inception	5-year	10-year	Since Inception
Multi-Index Lifestyle Balanced Portfolio Class R6 (began 12/30/13)	7.38	—	—	6.27	—	—	32.83
Multi-Index Lifestyle Balanced Portfolio Class 1 (began 12/30/13)	7.25	—	—	6.23	—	—	32.60
S&P 500 Index[3,4]	19.66	—	—	12.52	—	—	73.52
Bloomberg Barclays U.S. Aggregate Bond Index[4,5]	–1.05	—	—	2.51	—	—	12.26
Blended Index[4,6]	8.73	—	—	7.01	—	—	37.23

1	Performance does not reflect the deduction of taxes on fund distributions or redemptions of fund shares. Past performance does not guarantee future results.
2	Since inception, a portion of the Multi-Index Lifestyle Balanced Portfolio expenses was reimbursed. If such expenses had not been reimbursed, returns would be lower.
3	The S&P 500 Index is an unmanaged index that includes 500 widely-traded common Stocks.
4	It is not possible to invest directly in an index. Index figures do not reflect expenses or sales charges, which would result in lower returns.
5	The Bloomberg Barclays U.S. Aggregate Bond Index is an unmanaged index of dollar-denominated and nonconvertible investment-grade debt issues.
6	The Blended Index is composed of 42% Russell 3000 Index, 18% MSCI AC World ex-U.S.A. Index, 8% ICE Bank of America Merrill Lynch U.S. High Yield Master II Index, and 32% Bloomberg Barclays U.S. Aggregate Bond Index.

The expense ratios of the portfolio, both net (including any fee waivers or expense limitations) and gross (excluding any fee waivers or expense limitations), are set forth according to the most recent publicly available prospectuses for the fund and may differ from the expense ratios disclosed in the financial highlights tables in this report. For Class 1 and R6 shares the gross expenses equal the net expenses and are 0.71% and 0.67%, respectively.

14

Multi-Index Lifestyle Conservative Portfolio

Subadvisors: John Hancock Asset Management and John Hancock Asset Management (North America)
Portfolio Managers: Robert E. Sykes, CFA, Nathan W. Thooft, CFA

INVESTMENT OBJECTIVE & POLICIES  >  The portfolio seeks a high level of current income and with some consideration given to growth of capital. The portfolio operates as a fund of funds and normally invests approximately 80% of its assets in underlying funds that invest primarily in fixed-income securities and approximately 20% in underlying funds that invest primarily in equity securities.

CHANGE IN VALUE OF $10,000 INVESTMENT AND COMPARATIVE INDEXES

Asset Allocation*	% of Total
Affiliated investment companies	12.1
Large Blend	12.1
Unaffiliated investment companies	87.9
Fixed Income	80.0
Equity	7.9

* As a percentage of net assets.

PORTFOLIO MANAGERS’ COMMENTARY

Performance  >  For the year ended August 31, 2018, the Multi-Index Lifestyle Conservative Portfolio Class 1 shares returned 1.57% and a blend of 14% Russell 3000 Index, 6% MSCI AC World ex-U.S.A. Index, 16% ICE Bank of America Merrill Lynch U.S. High Yield Master II Index, and 64% Bloomberg Barclays U.S. Aggregate Bond Index returned 2.73%.

Environment  >  U.S. stocks posted double-digit gains over the year as tax-cuts from late 2017 carried the S&P 500 Index higher through January.

At that point, there was a general sense that the market was ripe for profit-taking. Concerns about rising inflation and interest rates were catalysts for the sharp pullback that occurred near the beginning of February. In March, worries about a possible U.S. trade war with China kept investors on the defensive, as President Trump announced tariffs on about $50 billion in Chinese goods.

Although international trade continued to be a concern for the remainder of the period, the S&P 500 Index posted gains in each of the period’s final five months, as investors refocused on the strength of the U.S. economy and prospects for robust earnings growth.

Foreign stocks in developed markets lagged their U.S. counterparts over the reporting period, hampered by a surge in the value of the U.S. dollar beginning in mid-April. The U.S. dollar benefited from rising U.S. interest rates and uncertainty about the economic prospects for the eurozone and Japan. Emerging markets stocks, as a group, also finished with muted gains, and Latin America, in particular, weighed on performance.

At the end of the 12-month period, the yield of the bellwether 10-year U.S. Treasury note was 2.86%, up from 2.12% a year earlier. Rising market interest rates weighed on investment-grade bonds. The U.S. Federal Reserve also increased the short-term fed funds rate three times — by 0.25% each time — in December 2017, March 2018 and June of 2018, as the central bank continued to normalize its monetary policy.

The fund’s exposure comes primarily from positions in Strategic Equity Allocation (JHAM) and various ETFs.

From an asset allocation perspective, overweight positions in defensive equity and absolute return, as well as an underweight position in U.S. high yield, detracted from returns on an asset allocation basis. On a manager selection basis, Enduring Equity (Wellington), Strategic Income Opportunities (JHAM), and Absolute Return Currency (First Quadrant) all detracted from returns.

Conversely, underweight position in U.S. core fixed income, as well as overweight positions in bank loans and multisector fixed income, contributed to returns over the period. Bond (JHAM), Total Return (PIMCO), and Global Bond (PIMCO) contributed to returns on a manager selection basis.

PERFORMANCE TABLE[1,2]	Average Annual Total Return				Cumulative Total Return
Periods Ending August 31, 2018	1-year	5-year	10-year	Since Inception	5-year	10-year	Since Inception
Multi-Index Lifestyle Conservative Portfolio Class R6 (began 12/30/13)	1.61	—	—	3.64	—	—	18.19
Multi-Index Lifestyle Conservative Portfolio Class 1 (began 12/30/13)	1.57	—	—	3.61	—	—	18.00
S&P 500 Index[3,4]	19.66	—	—	12.52	—	—	73.52
Bloomberg Barclays U.S. Aggregate Bond Index[4,5]	–1.05	—	—	2.51	—	—	12.26
Blended Index[4,6]	2.73	—	—	4.38	—	—	22.18

1	Performance does not reflect the deduction of taxes on fund distributions or redemptions of fund shares. Past performance does not guarantee future results.
2	Since inception, a portion of the Multi-Index Lifestyle Conservative Portfolio expenses was reimbursed. If such expenses had not been reimbursed, returns would be lower.
3	The S&P 500 Index is an unmanaged index that includes 500 widely-traded common Stocks.
4	It is not possible to invest directly in an index. Index figures do not reflect expense or sales charges, which would result in lower returns.
5	The Bloomberg Barclays U.S. Aggregate Bond Index is an unmanaged index of dollar-denominated and nonconvertible investment-grade debt issues.
6	The Blended Index is composed of 14% Russell 3000 Index, 6% MSCI AC World ex-U.S.A. Index, 16% ICE Bank of America Merrill Lynch U.S. High Yield Master II Index, and 64% Bloomberg Barclays U.S. Aggregate Bond Index.

The expense ratios of the portfolio, both net (including any fee waivers or expense limitations) and gross (excluding any fee waivers or expense limitations), are set forth according to the most recent publicly available prospectuses for the fund and may differ from the expense ratios disclosed in the financial highlights tables in this report. For Class 1 and Class R6 shares the gross expenses are 0.80% and 0.76%, respectively, and the net expenses are 0.75% and 0.71%, respectively.

15

Multi-Index Lifestyle Growth Portfolio

Subadvisors: John Hancock Asset Management and John Hancock Asset Management (North America)
Portfolio Managers: Robert E. Sykes, CFA, Nathan W. Thooft, CFA

INVESTMENT OBJECTIVE & POLICIES  >   The portfolio seeks long-term growth of capital. Current income is also a consideration. The portfolio operates as a fund of funds and normally invests approximately 80% of its assets in underlying funds that invest primarily in equity securities, and approximately 20% in underlying funds that invest primarily in fixed-income securities.

CHANGE IN VALUE OF $10,000 INVESTMENT AND COMPARATIVE INDEXES

Asset Allocation*	% of Total
Affiliated investment companies	52.9
Large Blend	52.9
Unaffiliated investment companies	47.0
Fixed Income	26.6
Equity	20.4
Short-term investments and other	0.1

* As a percentage of net assets.

PORTFOLIO MANAGERS’ COMMENTARY

Performance  >  For the year ended August 31, 2018, the Multi-Index Lifestyle Growth Portfolio Class 1 shares returned 9.75% and a blend of 56% Russell 3000 Index, 24% MSCI AC World ex-U.S.A. Index, 4% ICE Bank of America Merrill Lynch U.S. High Yield Master II Index, and 16% Bloomberg Barclays U.S. Aggregate Bond Index returned 11.81%.

Environment  >  U.S. stocks posted double-digit gains over the year as tax-cuts from late 2017 carried the S&P 500 Index higher through January.

At that point, there was a general sense that the market was ripe for profit-taking. Concerns about rising inflation and interest rates were catalysts for the sharp pullback that occurred near the beginning of February. In March, worries about a possible U.S. trade war with China kept investors on the defensive, as President Trump announced tariffs on about $50 billion in Chinese goods.

Although international trade continued to be a concern for the remainder of the period, the S&P 500 Index posted gains in each of the period’s final five months, as investors refocused on the strength of the U.S. economy and prospects for robust earnings growth.

Foreign stocks in developed markets lagged their U.S. counterparts over the reporting period, hampered by a surge in the value of the U.S. dollar beginning in mid-April. The U.S. dollar benefited from rising U.S. interest rates and uncertainty about the economic prospects for the eurozone and Japan. Emerging markets stocks, as a group, also finished with muted gains, and Latin America, in particular, weighed on performance.

At the end of the 12-month period, the yield of the bellwether 10-year U.S. Treasury note was 2.86%, up from 2.12% a year earlier. Rising market interest rates weighed on investment-grade bonds. The U.S. Federal Reserve also increased the short-term fed funds rate three times — by 0.25% each time — in December 2017, March 2018 and June of 2018, as the central bank continued to normalize its monetary policy.

The fund’s exposure comes primarily from positions in Strategic Equity Allocation (JHAM) and various ETFs.

From an asset allocation perspective, an underweight position in U.S. large-capitalization equity, as well as overweight positions in defensive equity and absolute return, detracted from returns. From a manager selection perspective, International Strategic Equity Allocation (JHAM), Fundamental Large Cap Core (JHAM) and International Growth (Invesco) all detracted from returns.

Conversely, an underweight position in fixed income contributed to returns, as did overweight positions in the health care and information technology sectors. Disciplined Value (Boston Partners), Mid Cap Stock (Wellington) and International Growth (Wellington) were managers that contributed positively to returns.

PERFORMANCE TABLE[1,2]	Average Annual Total Return				Cumulative Total Return
Periods Ending August 31, 2018	1-year	5-year	10-year	Since Inception	5-year	10-year	Since Inception
Multi-Index Lifestyle Growth Portfolio Class R6 (began 12/30/13)	9.85	—	—	7.50	—	—	40.22
Multi-Index Lifestyle Growth Portfolio Class 1 (began 12/30/13)	9.75	—	—	7.47	—	—	39.99
S&P 500 Index[3,4]	19.66	—	—	12.52	—	—	73.52
Bloomberg Barclays U.S. Aggregate Bond Index[4,5]	–1.05	—	—	2.51	—	—	12.26
Blended Index[4,6]	11.81	—	—	8.29	—	—	45.06

1	Performance does not reflect the deduction of taxes on fund distributions or redemptions of fund shares. Past performance does not guarantee future results.
2	Since inception, a portion of the Multi-Index Lifestyle Growth Portfolio expenses was reimbursed. If such expenses had not been reimbursed, returns would be lower.
3	The S&P 500 Index is an unmanaged index that includes 500 widely-traded common Stocks.
4	It is not possible to invest directly in an index. Index figures do not reflect expenses or sales charges, which would result in lower returns.
5	The Bloomberg Barclays U.S. Aggregate Bond Index is an unmanaged index of dollar-denominated and nonconvertible investment-grade debt issues.
6	The Blended Index is composed of 56% Russell 3000 Index, 24% MSCI AC World ex-U.S.A. Index, 4% ICE Bank of America Merrill Lynch U.S. High Yield Master II Index, and 16% Bloomberg Barclays U.S. Aggregate Bond Index.

The expense ratios of the portfolio, both net (including any fee waivers or expense limitations) and gross (excluding any fee waivers or expense limitations), are set forth according to the most recent publicly available prospectuses for the fund and may differ from the expense ratios disclosed in the financial highlights tables in this report. For Class 1 and R6 shares the gross expenses equal the net expenses and are 0.69% and 0.66%, respectively.

16

Multi-Index Lifestyle Moderate Portfolio

Subadvisors: John Hancock Asset Management and John Hancock Asset Management (North America)
Portfolio Managers: Robert E. Sykes, CFA, Nathan W. Thooft, CFA

INVESTMENT OBJECTIVE & POLICIES  >  The portfolio seeks a balance between a high level of current income and growth of capital, with greater emphasis on income. The portfolio operates as a fund of funds and normally invests approximately 60% of its assets in underlying funds that invest primarily in fixed-income securities and approximately 40% in underlying funds that invest primarily in equity securities.

CHANGE IN VALUE OF $10,000 INVESTMENT AND COMPARATIVE INDEXES

Asset Allocation*	% of Total
Affiliated investment companies	25.9
Large Blend	25.9
Unaffiliated investment companies	74.0
Fixed Income	60.8
Equity	13.2
Short-term investments and other	0.1

* As a percentage of net assets.

PORTFOLIO MANAGERS’ COMMENTARY

Performance  >  For the year ended August 31, 2018, the Multi-Index Lifestyle Moderate Portfolio Class 1 shares returned 4.34% and a blend of 28% Russell 3000 Index, 12% MSCI AC World ex-U.S.A. Index, 12% ICE Bank of America Merrill Lynch U.S. High Yield Master II Index, and 48% Bloomberg Barclays U.S. Aggregate Bond Index returned 5.71%.

Environment  >  U.S. stocks posted double-digit gains over the year as tax-cuts from late 2017 carried the S&P 500 Index higher through January.

At that point, there was a general sense that the market was ripe for profit-taking. Concerns about rising inflation and interest rates were catalysts for the sharp pullback that occurred near the beginning of February. In March, worries about a possible U.S. trade war with China kept investors on the defensive, as President Trump announced tariffs on about $50 billion in Chinese goods.

Although international trade continued to be a concern for the remainder of the period, the S&P 500 Index posted gains in each of the period’s final five months, as investors refocused on the strength of the U.S. economy and prospects for robust earnings growth.

Foreign stocks in developed markets lagged their U.S. counterparts over the reporting period, hampered by a surge in the value of the U.S. dollar beginning in mid-April. The U.S. dollar benefited from rising U.S. interest rates and uncertainty about the economic prospects for the eurozone and Japan. Emerging markets stocks, as a group, also finished with muted gains, and Latin America, in particular, weighed on performance.

At the end of the 12-month period, the yield of the bellwether 10-year U.S. Treasury note was 2.86%, up from 2.12% a year earlier. Rising market interest rates weighed on investment-grade bonds. The U.S. Federal Reserve also increased the short-term fed funds rate three times — by 0.25% each time — in December 2017, March 2018 and June of 2018, as the central bank continued to normalize its monetary policy.

The fund’s exposure comes primarily from positions in Strategic Equity Allocation (JHAM) and various ETFs.

From an asset allocation perspective, overweight positions in defensive equity and absolute return, as well as an underweight position in U.S. high yield, detracted from returns from an asset allocation perspective. Fundamental Large Cap Core (JHAM), International Strategic Equity Allocation (JHAM), and Strategic Income Opportunities (JHAM) all detracted from returns from a manager selection standpoint.

Conversely, an overweight position in bank loans contributed to returns over the period, as did underweight positions in U.S. core fixed income and international developed equity. Bond (JHAM), International Growth (Wellington), and Mid Cap Stock (Wellington) all contributed to returns on a manager selection basis.

PERFORMANCE TABLE[1,2]	Average Annual Total Return				Cumulative Total Return
Periods Ending August 31, 2018	1-year	5-year	10-year	Since Inception	5-year	10-year	Since Inception
Multi-Index Lifestyle Moderate Portfolio Class R6 (began 12/30/13)	4.37	—	—	4.86	—	—	24.84
Multi-Index Lifestyle Moderate Portfolio Class 1 (began 12/30/13)	4.34	—	—	4.83	—	—	24.64
S&P 500 Index[3,4]	19.66	—	—	12.52	—	—	73.52
Bloomberg Barclays U.S. Aggregate Bond Index[4,5]	–1.05	—	—	2.51	—	—	12.26
Blended Index[4,6]	5.71	—	—	5.71	—	—	29.60

1	Performance does not reflect the deduction of taxes on fund distributions or redemptions of fund shares. Past performance does not predict future performance.
2	Since inception, a portion of the Multi-Index Lifestyle Moderate Portfolio expenses was reimbursed. If such expenses had not been reimbursed, returns would be lower.
3	The S&P 500 Index is an unmanaged index comprised of 500 widely traded U.S. common stocks.
4	It is not possible to invest directly in an index. Index figures do not reflect expenses or sales charges, which would result in lower returns.
5	The Bloomberg Barclays U.S. Aggregate Bond Index is an unmanaged index of dollar-denominated and non-convertible investment-grade debt issues.
6	The Blended Index is composed of 28% Russell 3000 Index, 12% MSCI AC World ex-U.S.A. Index, 12% ICE Bank of America Merrill Lynch U.S. High Yield Master II Index, and 48% Bloomberg Barclays U.S. Aggregate Bond Index.

The expense ratios of the portfolio, both net (including any fee waivers or expense limitations) and gross (excluding any fee waivers or expense limitations), are set forth according to the most recent publicly available prospectuses for the fund and may differ from the expense ratios disclosed in the financial highlights tables in this report. For Class 1 and Class R6 shares the gross expenses are 0.77% and 0.74%, respectively, and the net expenses are is 0.74% and 0.71%, respectively.

17

Real Estate Securities Fund

Subadvisor: Deutsche Investment Management Americas Inc.
Portfolio Managers: Robert Thomas, John W. Vojticek, David W. Zonavetch, CPA

INVESTMENT OBJECTIVE & POLICIES  >  The fund seeks to achieve a combination of long-term capital appreciation and current income. Under normal market conditions, the fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in equity securities of real estate investment trusts (REITs) and real estate companies.

CHANGE IN VALUE OF $10,000 INVESTMENT AND COMPARATIVE INDEX

Portfolio Composition*	% of Total
Retail REITs	21.6
Residential REITs	17.2
Specialized REITs	16.1
Office REITs	13.5
Health care REITs	11.6
Industrial REITs	9.5
Hotel and resort REITs	6.6
Diversified REITs	2.6
Real estate operating companies	0.8
Hotels, resorts and cruise lines	0.5

* As a percentage of net assets.

PORTFOLIO MANAGERS’ COMMENTARY

Performance  >  For the year ended August 31, 2018, the Real Estate Securities Fund Class 1 shares returned 6.20% and the MSCI U.S. REIT Index returned 6.40%.

Environment  >  Over the past one-year, U.S. REITs lagged the broader equity market (as represented by the S&P 500 Index). During the fourth quarter of 2017, U.S. stocks benefited from a robust corporate earnings season and signs of progress from the Trump administration on its plan to cut corporate taxes. Moving into 2018, equity markets got off to a strong start as companies indicated the tax overhaul would boost earnings. Heading into March, however, U.S. data was heavily scrutinized leading up to the U.S. Federal Reserve’s (Fed) second quarter point interest rate hike of the period. Employment data was strong, but wages remained stagnant, which calmed fears of an accelerated rate-hike schedule. Meanwhile, threats of a trade war and mixed macro data contributed to heightened volatility and the more defensive market segments such as utilities and REITs, saw some improvement. Geopolitical uncertainty continued to weigh on markets but focus increasingly turned to earnings season in the U.S. where first quarter earnings were solid. Investor anxiety about a rapid rise in interest rates was eased further after a tame inflation reading. In June, the Fed hiked interest rates for the third time in the period and the U.S. 10-year yield was broadly steady for a time. The U.S. equity market rallied for most of July before a late month rout in technology tempered gains. On the macro front, data remained generally supportive. Retail sales rose more than expected in July and the jobs market remained buoyant. Looking ahead, the Fed looks set to continue to raise rates in a gradual fashion.

For the annual reporting period ending August 31, 2018, the fund slightly trailed the MSCI U.S. REIT Index. Sector positioning had a negative effect on relative performance, and weak stock selection in the healthcare and office segments was also a factor in the shortfall. Sector allocation was negative, as overweight allocations to the underperforming self-storage and specialty segments detracted. Partially offsetting these factors, the fund got a boost from strong stock selection, particularly in the specialty, data centers, and apartments segments. The underweight to the underperforming healthcare space also benefited relative performance.

During the last year, the fund’s largest overweight segments included specialty and data centers, while the healthcare and retail segments were the largest underweight sectors.

PERFORMANCE TABLE[1,2]	Average Annual Total Return			Cumulative Total Return
Periods Ending August 31, 2018	1-year	5-year	10-year	5-year	10-year
Real Estate Securities Fund Class 1	6.20	10.44	7.63	64.27	108.58
MSCI U.S. REIT Index[3,4]	6.40	10.45	7.77	64.34	111.32

1	Performance does not reflect the deduction of taxes on fund distributions or redemptions of fund shares. Past performance does not guarantee future results.
2	Since inception, a portion of the Real Estate Securities Fund expenses was reimbursed. If such expenses had not been reimbursed, returns would be lower.
3	The MSCI U.S. REIT Index is an unmanaged index consisting of the most actively traded REITs.
4	It is not possible to invest directly in an index. Index figures do not reflect expenses or sales charges, which would result in lower returns.

The expense ratios of the fund, both net (including any fee waivers or expense limitations) and gross (excluding any fee waivers or expense limitations), are set forth according to the most recent publicly available prospectus for the fund and may differ from the expense ratios disclosed in the financial highlights tables in this report. For Class 1 shares, the net expense equals the gross expense and is 0.79%.

18

Science & Technology Fund

Subadvisors: T. Rowe Price Associates Inc. and Allianz Global Investors U.S., LLC
Portfolio Managers: Ken Allen (T. Rowe), Huachen Chen (Allianz), Walter C. Price (Allianz)

INVESTMENT OBJECTIVE & POLICIES  >  The fund seeks long-term growth of capital. Current income is incidental to the fund’s objective. Under normal market conditions, the fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in the common stocks of companies expected to benefit from the development, advancement, and/or use of science and technology.

CHANGE IN VALUE OF $10,000 INVESTMENT AND COMPARATIVE INDEXES

Sector Composition*	% of Total
Information technology	78.4
Consumer discretionary	16.1
Health care	0.8
Materials	0.6
Industrials	0.4
Short-term investments and other	3.7

* As a percentage of net assets.

PORTFOLIO MANAGERS’ COMMENTARY

Performance  >  For the year ended August 31, 2018, the Science & Technology Fund Class NAV shares returned 30.59% and the Lipper Science & Technology Index returned 29.07%.

Environment  >  The information technology sector delivered very strong performance during the twelve-month period. The sector’s performance was boosted by multiple factors, including robust earnings growth across most of the sector and improving global growth. Technology stocks generally outperformed the broader market, driven by healthy gains from smaller software and services companies. The semiconductor segment performed well in the first half but lagged in the second half of the period amid a slew of negative data points concerning demand in the consumer smartphone segment.

Allianz Global Investors US LLC

Stock selection was the primary driver of outperformance, while industry allocation slightly detracted. Overweight positions in some high-growth software companies including Square, Inc, Paycom Software, Inc., and Okta, Inc. as well as an overweight position in NetApp, Inc. These stocks performed well during the period due to higher demand for their innovative product offerings, which led to consistently strong operational results. Conversely, overweight positions in semiconductor companies such as Microchip Technology, Inc. and Skyworks Solutions, Inc. hurt relative returns. We sold the position in Skyworks before period end.

We continue to believe the technology sector can provide some of the best absolute and relative return opportunities in the equity markets — especially for bottom-up stock pickers. The growth in technology is coming from the creation of new markets. Sectors such as automobiles, advertising, security, retail, and manufacturing are all being shaped and transformed by advances in technology.

T. Rowe Price Associates, Inc.

Stock picks in software led relative results. For much of the period, Red Hat, Inc. gained on strength that resulted from the company’s adoption of its services to the cloud. However, at the end of June the stock gave back a substantial portion of its quarterly gains after the company reported weak quarterly results. Shares of Intuit, Inc. increased after the company reported a solid increase in TurboTax Online sales and raised full-year revenue guidance. We believe the market under appreciates how Intuit’s dominant market position and transition to a software-as-a-service model will lead to higher growth and margins long term.

Stock selection in media detracted most from relative results. Shares of Liberty Global PLC declined following the announcement that Vodafone would look to acquire Liberty’s German and central European cable assets. Near-term uncertainty regarding how the resulting proceeds would be utilized has weighed on shares. Shares of Mail.Ru Group, Ltd. were pressured by geopolitical concerns amid increasing tensions between the U.S. and Russia. Investors reacted negatively to recent alterations to the shareholder structure, which, in our view, has substantially reduced sanctions risk for the company.

PERFORMANCE TABLE[1,2]	Average Annual Total Return				Cumulative Total Return
Periods Ending August 31, 2018	1-year	5-year	10-year	Since Inception	5-year	10-year	Since Inception
Science & Technology Fund Class NAV (began 2/14/13)	30.59	21.34	—	21.58	163.03	—	195.38
S&P 500 Index[3,4]	19.66	14.52	—	14.71	97.01	—	113.93
Lipper Science & Technology Index[4,5]	29.07	19.81	—	19.90	146.88	—	173.57

1	Performance does not reflect the deduction of taxes on fund distributions or redemptions of fund shares. Past performance does not guarantee future results.
2	Since inception, a portion of the Science & Technology Fund expenses was reimbursed. If such expenses had not been reimbursed, returns would be lower.
3	S&P 500 Index is an unmanaged index that includes 500 widely traded stocks.
4	It is not possible to invest directly in an index. Index figures do not reflect expenses or sales charges, which would result in lower returns.
5	The Lipper Science & Technology Index consists of the 30 largest funds in the Lipper peer category that invest primarily in the equity securities of domestic companies engaged in science and technology.

The expense ratios of the fund, both net (including any fee waivers or expense limitations) and gross (excluding any fee waivers or expense limitations), are set forth according to the most recent publicly available prospectus for the fund and may differ from the expense ratios disclosed in the financial highlights tables in this report. For Class NAV shares, the net expenses equal the gross expenses and are 1.07%.

19

Small Cap Stock Fund (formerly Small Cap Growth Fund)

Subadvisor: Wellington Management Company, LLP
Portfolio Managers: Mario E. Abularach, CFA, CMT, Steven C. Angeli, CFA, Stephen Mortimer

INVESTMENT OBJECTIVE & POLICIES  >  The fund seeks long-term capital appreciation. Under normal market conditions, the fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in small-cap companies.

CHANGE IN VALUE OF $10,000 INVESTMENT AND COMPARATIVE INDEX

Sector Composition*	% of Total
Health care	26.7
Information technology	21.8
Industrials	13.1
Consumer discretionary	13.1
Financials	7.8
Materials	5.1
Real estate	2.8
Energy	2.3
Telecommunication services	1.7
Consumer staples	1.3
Short-term investments and other	4.3

* As a percentage of net assets.

PORTFOLIO MANAGERS’ COMMENTARY

Performance  >  For the year ended August 31, 201, the Small Cap Stock Fund (formerly Small Cap Growth Fund) Class NAV shares returned 32.38% and the Russell 2000 Growth Index returned 30.72%.

Environment  >  U.S. equities posted positive results over the trailing twelve-month period. Despite continued White House turmoil and heightened U.S. tensions with Russia and North Korea, strong employment data and corporate earnings helped propel the S&P 500 Index to a series of new highs during the first half of the period. Remaining steady with expectations, the U.S. Federal Reserve raised the federal funds rate by 25 basis points three times during the reporting period. Tax reform was a key area of focus in December, culminating with a tax reform bill signed into law in December and effective January 1, 2018. Entering 2018, bullish sentiment was exceptionally strong as better-than-expected corporate profits helped drive the S&P Index up. Signs of inflation entered the market in February and led to heightened levels of volatility. By the summer of 2018, talk of tariffs and trade wars had progressed to implementation, raising concerns in an otherwise strong economy. Positive sentiment was further fueled by robust earnings growth, fiscal stimulus, the announcement of a preliminary trade deal between the U.S. and Mexico, and expectations for stronger U.S. economic growth relative to other regions of the world.

Strong stock selection within information technology was the primary driver of relative outperformance. Positive selection in the consumer discretionary and consumer staples sectors also aided relative performance. These results were partially offset by weak stock selection in the industrials, financials, and real estate sectors. Sector allocation, a by-product of the manager’s bottom-up stock selection, partially offset positive security selection. In particular, an underweight to the health care and materials sectors weighed on relative results.

Top relative contributors for the period included The Trade Desk, Inc. (information technology), a real-time bidding platform for advertising spending, Planet Fitness, Inc., (consumer discretionary), a large U.S.-based franchisor and operator of fitness centers, and Okta, Inc. (information technology), a US-based identity management company. We unwound the position in Okta, partially based on valuation concerns.

Top relative detractors for the period included Tower Semiconductor, Ltd. (information technology), an independent foundry providing semiconductor integrated circuits manufacturing and related design services, Floor & Décor Holdings, Inc. (consumer discretionary), a specialty retailer of flooring and accessories, and JetBlue Airways Corp. (industrials), a U.S.-based low-cost airline. The fund’s position in Tower Semiconductor was eliminated during the period.

PERFORMANCE TABLE[1,2]	Average Annual Total Return				Cumulative Total Return
Periods Ending August 31, 2018	1-year	5-year	10-year	Since Inception	5-year	10-year	Since Inception
Small Cap Stock Fund Class NAV (began 9/10/08)	32.38	11.91	—	10.61	75.56	—	173.45
Russell 2000 Growth Index[3,4]	30.72	14.20	—	12.42	94.23	—	221.53

1	Performance does not reflect the deduction of taxes on fund distributions or redemptions of fund shares. Past performance does not guarantee future results.
2	Since inception, a portion of the Small Cap Growth Fund expenses was reimbursed. If such expenses had not been reimbursed, returns would be lower.
3	The Russell 2000 Growth Index is an unmanaged index that contains those securities from the Russell 2000 Index with a greater than average growth orientation.
4	It is not possible to invest directly in an index. Index figures do not reflect expenses or sales charges, which would result in lower returns.

The expense ratios of the fund, both net (including any fee waivers or expense limitations) and gross (excluding any fee waivers or expense limitations), are set forth according to the most recent publicly available prospectus for the fund and may differ from the expense ratios disclosed in the financial highlights tables in this report. For Class NAV shares, the net expense equals the gross expense and is 1.07%.

20

Small Company Value Fund

Subadvisor: T. Rowe Price Associates, Inc.
Portfolio Manager: J. David Wagner, CFA

INVESTMENT OBJECTIVE & POLICIES  >  The fund seeks long-term growth of capital. Under normal market conditions, the fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in companies with market capitalizations that do not exceed the maximum market capitalization of any security in the Russell 2000 Index at the time of investment.

CHANGE IN VALUE OF $10,000 INVESTMENT AND COMPARATIVE INDEXES

Sector Composition*	% of Total
Financials	26.7
Industrials	13.4
Consumer discretionary	11.0
Information technology	10.1
Real estate	8.7
Health care	7.5
Energy	6.7
Utilities	6.1
Materials	4.5
Consumer staples	3.7
Short-term investments and other	1.6

* As a percentage of net assets.

PORTFOLIO MANAGER’S COMMENTARY

Performance  >  For the year ended August 31, 2018, the Small Company Value Fund Class NAV shares returned 20.94% and the Russell 2000 Value Index returned 20.05%.

Environment  >  U.S. stocks posted excellent returns for the one-year period ended August 31, 2018. Shares were propelled by strong corporate earnings growth, solid economic growth, and federal tax cuts passed in late 2017 that helped shift the economy into higher gear in the last few months. Market volatility picked up noticeably beginning in early 2018, in part because of rising interest rates. More concerning, however, was an increase in global trade tensions in the last few months stemming from President Trump’s efforts to place tariffs on imports from various trading partners, including Mexico, Canada, the European Union, and China. Many countries retaliated or threatened to retaliate with their own tariffs on U.S. goods.

Stock selection in health care, notably within health care providers and services and health care equipment and supplies, led relative results. An overweight position in the sector also proved helpful. Shares of diagnostic testing solutions firm Quidel Corp. appreciated following its opportunistic acquisition of assets divested from large health care firm Abbott Laboratories. This action meaningfully expanded Quidel’s scale of business. Shares of Haemonetics Corp., a maker of products for the processing and handling of blood and related materials, moved up steadily as restructuring efforts under a new management team have begun to bear fruit. Molina Healthcare, Inc. is a Medicaid managed care company. Recent contract wins and a decision to focus on its core health plan business, illustrate progress in the company’s operational turnaround.

Stock choices in information technology also aided relative returns. Shares of software-as-a-service provider Callidus Software, Inc. were boosted by the announcement that the company would be acquired. Likewise, shares of CSRA, Inc., a provider of information technology solutions to the U.S. government, spiked on the announcement that the company would be acquired by General Dynamics (not held). We sold both Callidus and CSRA prior to period end.

Conversely, consumer discretionary detracted due to stock picks. Lumber Liquidators Holdings, Inc. is a retailer of hardwood flooring and related products. Although shares have recovered from lows stemming from a scathing 2015 “60 Minutes” report accusing the company of skirting safety regulations, recent quarterly results have tempered investor enthusiasm regarding the progress of turnaround efforts. Shares of LCI Industries, a supplier of components for recreational vehicles and manufactured housing, have declined on margin pressure tied to price costs, disappointing earnings, and the perception of excess channel inventory.

PERFORMANCE TABLE[1,2]	Average Annual Total Return			Cumulative Total Return
Periods Ending August 31, 2018	1-year	5-year	10-year	5-year	10-year
Small Company Value Fund Class 1	20.90	12.07	9.60	76.82	150.00
Small Company Value Fund Class NAV	20.94	12.13	9.65	77.22	151.18
Russell 2000 Value Index[3,4]	20.05	11.72	9.27	74.01	142.74

1	Performance does not reflect the deduction of taxes on fund distributions or redemptions of fund shares. Past performance does not guarantee future results.
2	Since inception, a portion of the Small Company Value Fund expenses was reimbursed. If such expenses had not been reimbursed, returns would be lower.
3	The Russell 2000 Value Index is an unmanaged index that measures the performance of those Russell 2000 companies with lower price-to-book ratios and lower forecasted growth values.
4	It is not possible to invest directly in an index. Index figures do not reflect expenses or sales charges, which would result in lower returns.

The expense ratios of the fund, both net (including any fee waivers or expense limitations) and gross (excluding any fee waivers or expense limitations), are set forth according to the most recent publicly available prospectuses for the fund and may differ from the expense ratios disclosed in the financial highlights tables in this report. The net expenses equal the gross expenses and are as follows: Class 1 shares – 1.27% and Class NAV shares – 1.22%.

21

Strategic Equity Allocation Fund

Subadvisor: John Hancock Asset Management
Portfolio Manager: Nathan W. Thooft, CFA

INVESTMENT OBJECTIVE & POLICIES  >  The fund seeks capital appreciation. The fund seeks to achieve its objective by investing under normal market conditions at least 80% of its net assets (plus any borrowings for investment purposes) in U.S. and foreign equity securities of any market capitalization, including futures on indexes of equity securities.

CHANGE IN VALUE OF $10,000 INVESTMENT AND COMPARATIVE INDEXES

Sector Composition*	% of Total
Information technology	19.4
Financials	17.5
Industrials	11.9
Health care	11.6
Consumer discretionary	10.8
Energy	5.8
Consumer staples	5.7
Materials	4.7
Real estate	3.5
Utilities	2.8
Telecommunication services	2.4
Short-term investments and other	3.9

* As a percentage of net assets.

PORTFOLIO MANAGER’S COMMENTARY

Performance  >  For the year ended August 31, 2018, the Strategic Equity Allocation Fund Class NAV shares returned 12.48% and a blend of 70% Russell 3000 Index and 30% MSCI AC World ex-U.S.A. Index returned 15.10%.

Environment  >  U.S. stocks posted double-digit gains over the year as tax-cuts from late 2017 carried the S&P 500 Index higher through January.

At that point, there was a general sense that the market was ripe for profit-taking. Concerns about rising inflation and interest rates were catalysts for the sharp pullback that occurred near the beginning of February. In March, worries about a possible U.S. trade war with China kept investors on the defensive, as President Trump announced tariffs on about $50 billion in Chinese goods.

Although international trade continued to be a concern for the remainder of the period, the S&P 500 Index posted gains in each of the period’s final five months, as investors refocused on the strength of the U.S. economy and prospects for robust earnings growth.

Foreign stocks in developed markets lagged their U.S. counterparts over the reporting period, hampered by a surge in the value of the U.S. dollar beginning in mid-April. The U.S. dollar benefited from rising U.S. interest rates and uncertainty about the economic prospects for the eurozone and Japan. Emerging markets stocks, as a group, also finished with muted gains, and Latin America, in particular, weighed on performance.

At the end of the 12-month period, the yield of the bellwether 10-year U.S. Treasury note was 2.86%, up from 2.12% a year earlier. Rising market interest rates weighed on investment-grade bonds. The U.S. Federal Reserve also increased the short-term fed funds rate three times — by 0.25% each time — in December 2017, March 2018 and June of 2018, as the central bank continued to normalize its monetary policy.

From an asset allocation perspective, an overweight position in international equity detracted from relative returns over the period, as did underweight positions in small-cap equity, mid-cap equity, the information technology sector (within the U.S. sleeve) and India (within the international sleeve). Overweight positions in U.S. large-capitalization equity and the energy sector (within the U.S. sleeve), as well as underweight positions in the real estate sector (within the U.S. sleeve) and Switzerland (within the international sleeve), contributed positively to relative performance.

PERFORMANCE TABLE[1,2]	Average Annual Total Return				Cumulative Total Return
Periods Ending August 31, 2018	1-year	5-year	10-year	Since Inception	5-year	10-year	Since Inception
Strategic Equity Allocation Fund Class NAV (began 4/13/12)	12.48	10.83	—	11.50	67.25	—	100.26
S&P 500 Index[3,4]	19.66	14.52	—	14.87	97.01	—	142.13
Blended Index[4,5]	15.10	11.75	—	12.35	74.31	—	110.22

1	Performance does not reflect the deduction of taxes on fund distributions or redemptions of fund shares. Past performance does not guarantee future results.
2	Since inception, a portion of the Strategic Equity Allocation Fund expenses was reimbursed. If such expenses had not been reimbursed, returns would be lower.
3	The S&P 500 Index is an unmanaged index that includes 500 widely traded common stocks.
4	It is not possible to invest directly in an index. Index figures do not reflect expenses or sales charges, which would result in lower returns.
5	The Blended Index is composed of 70% Russell 3000 Index and 30% MSCI AC World ex-U.S.A. Index.

The expense ratios of the fund, both net (including any fee waivers or expense limitations) and gross (excluding any fee waivers or expense limitations), are set forth according to the most recent publicly available prospectus for the fund and may differ from the expense ratios disclosed in the financial highlights tables in this report. For Class NAV shares, the net expenses equal the gross expenses and are 0.67%.

22

U.S. Strategic Equity Allocation Fund

Subadvisor: John Hancock Asset Management
Portfolio Manager: Nathan W. Thooft, CFA

INVESTMENT OBJECTIVE & POLICIES  >  The fund seeks capital appreciation. The fund seeks to achieve its objective by investing under normal market conditions at least 80% of its net assets (plus any borrowings for investment purposes) in U.S. equity securities of any market capitalization, including futures on indexes of equity securities.

CHANGE IN VALUE OF $10,000 INVESTMENT AND COMPARATIVE INDEX

Sector Composition*	% of Total
Information technology	25.9
Health care	14.2
Financials	14.0
Industrials	12.2
Consumer discretionary	11.3
Energy	5.5
Real estate	3.8
Consumer staples	3.5
Materials	3.0
Utilities	3.0
Telecommunication services	1.7
Short-term investments and other	1.9

* As a percentage of net assets.

PORTFOLIO MANAGER’S COMMENTARY

Performance  >  For the year ended August 31, 2018, the U.S. Strategic Equity Allocation Fund Class NAV shares returned 20.43% and the Russell 3000 Index returned 20.25%.

Environment  >  U.S. stocks posted double-digit gains over the year as tax-cuts from late 2017 carried the S&P 500 Index higher through January.

At that point, there was a general sense that the market was ripe for profit-taking. Concerns about rising inflation and interest rates were catalysts for the sharp pullback that occurred near the beginning of February. In March, worries about a possible U.S. trade war with China kept investors on the defensive, as President Trump announced tariffs on about $50 billion in Chinese goods.

Although international trade continued to be a concern for the remainder of the period, the S&P 500 Index posted gains in each of the period’s final five months, as investors refocused on the strength of the U.S. economy and prospects for robust earnings growth.

Foreign stocks in developed markets lagged their U.S. counterparts over the reporting period, hampered by a surge in the value of the U.S. dollar beginning in mid-April. The U.S. dollar benefited from rising U.S. interest rates and uncertainty about the economic prospects for the eurozone and Japan. Emerging markets stocks, as a group, also finished with muted gains, and Latin America, in particular, weighed on performance.

At the end of the 12-month period, the yield of the bellwether 10-year U.S. Treasury note was 2.86%, up from 2.12% a year earlier. Rising market interest rates weighed on investment-grade bonds. The U.S. Federal Reserve also increased the short-term fed funds rate three times — by 0.25% each time — in December 2017, March 2018 and June of 2018, as the central bank continued to normalize its monetary policy.

From an asset allocation perspective, underweight positions in the utilities and real estate sectors contributed positively to relative returns. Overweight positions in the energy sector, as well as the internet and software services and health care equipment and services industries, also had a favorable impact

An underweight position in the information technology services industry detracted from returns, as did an underweight position in software. An overweight position in food and staples retailing industry also detracted from relative performance.

PERFORMANCE TABLE[1,2]	Average Annual Total Return				Cumulative Total Return
Periods Ending August 31, 2018	1-year	5-year	10-year	Since Inception	5-year	10-year	Since Inception
U.S. Strategic Equity Allocation Fund Class NAV (began 9/26/16)	20.43	—	—	18.94	—	—	39.80
Russell 3000 Index[3,4]	20.25	—	—	18.84	—	—	39.58

1	Performance does not reflect the deduction of taxes on fund distributions or redemptions of fund shares. Past performance does not guarantee future results.
2	Since inception, a portion of the U.S. Strategic Equity Allocation Fund expenses was reimbursed. If such expenses had not been reimbursed, returns would be lower.
3	The Russell 3000 Index is an unmanaged index of the 3,000 largest U.S. companies based on total market capitalization, which represents approximately 98% of the investable U.S. equity market.
4	It is not possible to invest directly in an index. Index figures do not reflect expenses or sales charges, which would result in lower returns.

The expense ratios of the fund, both net (including any fee waivers or expense limitations) and gross (excluding any fee waivers or expense limitations), are set forth according to the most recent publicly available prospectus for the fund and may differ from the expense ratios disclosed in the financial highlights tables in this report. For Class NAV shares, the net expenses equal the gross expenses and are 0.66%.

23

John Hancock Funds II

Shareholder expense example

As a shareholder of John Hancock Funds II, you incur ongoing costs, such as management fees, distribution (12b-1) fees and other expenses. In the case of Multi-Index Lifestyle Aggressive Portfolio, Multi-Index Lifestyle Balanced Portfolio, Multi-Index Lifestyle Conservative Portfolio, Multi-Index Lifestyle Growth Portfolio and Multi-Index Lifestyle Moderate Portfolio, in addition to the operating expenses which the portfolio bears directly, the portfolio indirectly bears a pro rata share of the operating expenses of the underlying funds in which the portfolio invests. Because the underlying funds have varied operating expenses and transaction costs and the portfolio may own different proportions of the underlying funds at different times, the amount of expenses incurred indirectly by the portfolio will vary. If these indirect expenses were included, your expenses paid during the period would have been higher.

These examples are intended to help you understand your ongoing costs (in dollars) of investing in a fund so you can compare these costs with the ongoing costs of investing in other mutual funds. The examples are based on an investment of $1,000 at the beginning of the period and held for the entire period (March 1, 2018 through August 31, 2018).

Actual expenses:

The first line of each share class in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses paid during period ended” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes:

The second line of each share class in the following table provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio for the share class and an assumed annualized rate of return of 5% per year before expenses, which is not the actual return of the share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in a fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. Please remember that these hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs and insurance-related charges. Therefore, the second line of each share class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

				Expenses
		Account	Ending	paid during	Annualized
		value on	value on	period ended	expense
		3-1-2018	8-31-2018	8-31-2018[1]	ratio
Capital Appreciation Fund
Class 1	Actual expenses/actual returns	$1,000.00	$1,091.10	$4.11	0.78%
	Hypothetical example	1,000.00	1,021.30	3.97	0.78%
Class NAV	Actual expenses/actual returns	1,000.00	1,091.50	3.85	0.73%
	Hypothetical example	1,000.00	1,021.50	3.72	0.73%
Capital Appreciation Value Fund
Class NAV	Actual expenses/actual returns	$1,000.00	$1,066.00	$4.22	0.81%
	Hypothetical example	1,000.00	1,021.10	4.13	0.81%
Health Sciences Fund
Class NAV	Actual expenses/actual returns	$1,000.00	$1,148.60	$5.63	1.04%
	Hypothetical example	1,000.00	1,020.00	5.30	1.04%
International Growth Stock Fund
Class NAV	Actual expenses/actual returns	$1,000.00	$956.00	$4.19	0.85%
	Hypothetical example	1,000.00	1,020.90	4.33	0.85%
International Small Cap Fund
Class 1	Actual expenses/actual returns	$1,000.00	$953.80	$5.37	1.09%
	Hypothetical example	1,000.00	1,019.70	5.55	1.09%
Class NAV	Actual expenses/actual returns	1,000.00	953.80	5.12	1.04%
	Hypothetical example	1,000.00	1,020.00	5.30	1.04%
International Strategic Equity Allocation Fund
Class NAV	Actual expenses/actual returns	$1,000.00	$961.40	$2.72	0.55%
	Hypothetical example	1,000.00	1,022.40	2.80	0.55%
International Value Fund
Class 1	Actual expenses/actual returns	$1,000.00	$977.40	$4.49	0.90%
	Hypothetical example	1,000.00	1,020.70	4.58	0.90%
Class NAV	Actual expenses/actual returns	1,000.00	977.90	4.24	0.85%
	Hypothetical example	1,000.00	1,020.90	4.33	0.85%

24

John Hancock Funds II

Shareholder expense example

				Expenses
		Account	Ending	paid during	Annualized
		value on	value on	period ended	expense
		3-1-2018	8-31-2018	8-31-2018[1]	ratio
Mid Cap Stock Fund
Class 1	Actual expenses/actual returns	$1,000.00	$1,159.90	$4.95	0.91%
	Hypothetical example	1,000.00	1,020.60	4.63	0.91%
Class NAV	Actual expenses/actual returns	1,000.00	1,160.70	4.68	0.86%
	Hypothetical example	1,000.00	1,020.90	4.38	0.86%
Mid Value Fund
Class NAV	Actual expenses/actual returns	$1,000.00	$1,057.60	$4.88	0.94%
	Hypothetical example	1,000.00	1,020.50	4.79	0.94%
Multi-Index Lifestyle Aggressive Portfolio
Class R6	Actual expenses/actual returns	$1,000.00	$1,040.40	$1.34	0.26%[2]
	Hypothetical example	1,000.00	1,023.90	1.33	0.26%[2]
Class 1	Actual expenses/actual returns	1,000.00	1,040.40	1.49	0.29%[2]
	Hypothetical example	1,000.00	1,023.70	1.48	0.29%[2]
Multi-Index Lifestyle Balanced Portfolio
Class R6	Actual expenses/actual returns	$1,000.00	$1,031.20	$1.84	0.36%[2]
	Hypothetical example	1,000.00	1,023.40	1.84	0.36%[2]
Class 1	Actual expenses/actual returns	1,000.00	1,030.10	2.05	0.40%[2]
	Hypothetical example	1,000.00	1,023.20	2.04	0.40%[2]
Multi-Index Lifestyle Conservative Portfolio
Class R6	Actual expenses/actual returns	$1,000.00	$1,018.10	$2.44	0.48%[2]
	Hypothetical example	1,000.00	1,022.80	2.45	0.48%[2]
Class 1	Actual expenses/actual returns	1,000.00	1,016.90	2.75	0.54%[2]
	Hypothetical example	1,000.00	1,022.50	2.75	0.54%[2]
Multi-Index Lifestyle Growth Portfolio
Class R6	Actual expenses/actual returns	$1,000.00	$1,034.60	$1.54	0.30%[2]
	Hypothetical example	1,000.00	1,023.70	1.53	0.30%[2]
Class 1	Actual expenses/actual returns	1,000.00	1,034.70	1.74	0.34%[2]
	Hypothetical example	1,000.00	1,023.50	1.73	0.34%[2]
Multi-Index Lifestyle Moderate Portfolio
Class R6	Actual expenses/actual returns	$1,000.00	$1,025.00	$2.25	0.44%[2]
	Hypothetical example	1,000.00	1,023.00	2.24	0.44%[2]
Class 1	Actual expenses/actual returns	1,000.00	1,023.90	2.45	0.48%[2]
	Hypothetical example	1,000.00	1,022.80	2.45	0.48%[2]
Real Estate Securities Fund
Class 1	Actual expenses/actual returns	$1,000.00	$1,162.20	$4.36	0.80%
	Hypothetical example	1,000.00	1,021.20	4.08	0.80%
Science & Technology Fund
Class NAV	Actual expenses/actual returns	$1,000.00	$1,099.10	$5.61	1.06%
	Hypothetical example	1,000.00	1,019.90	5.40	1.06%
Small Cap Stock Fund
Class NAV	Actual expenses/actual returns	$1,000.00	$1,183.60	$5.89	1.07%
	Hypothetical example	1,000.00	1,019.80	5.45	1.07%
Small Company Value Fund
Class 1	Actual expenses/actual returns	$1,000.00	$1,147.30	$5.90	1.09%
	Hypothetical example	1,000.00	1,019.70	5.55	1.09%
Class NAV	Actual expenses/actual returns	1,000.00	1,147.50	5.63	1.04%
	Hypothetical example	1,000.00	1,020.00	5.30	1.04%
Strategic Equity Allocation Fund
Class NAV	Actual expenses/actual returns	$1,000.00	$1,035.40	$2.77	0.54%
	Hypothetical example	1,000.00	1,022.50	2.75	0.54%
U.S. Strategic Equity Allocation Fund
Class NAV	Actual expenses/actual returns	$1,000.00	$1,089.60	$2.79	0.53%
	Hypothetical example	1,000.00	1,022.50	2.70	0.53%

[1]	Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

[2]	Ratios do not include expenses indirectly incurred by the underlying funds and can vary based on the mix of underlying funds held by the portfolios.

25

John Hancock Funds II
Portfolio of Investments — August 31, 2018 (showing percentage of total net assets)

Capital Appreciation Fund

	Shares or
	Principal
	Amount	Value
COMMON STOCKS – 99.6%
Consumer discretionary – 21.1%
Automobiles – 1.7%
Tesla, Inc. (A)(B)	100,568	$30,337,343
Hotels, restaurants and leisure – 3.4%
Chipotle Mexican Grill, Inc. (A)	25,477	12,106,161
Marriott International, Inc., Class A	251,440	31,799,617
McDonald’s Corp.	110,008	17,846,598
		61,752,376
Internet and direct marketing retail – 11.2%
Amazon.com, Inc. (A)	57,214	115,155,190
Booking Holdings, Inc. (A)	11,362	22,173,511
Netflix, Inc. (A)	177,646	65,316,881
		202,645,582
Specialty retail – 1.9%
The Home Depot, Inc.	150,513	30,218,495
Tiffany & Company	41,134	5,045,085
		35,263,580
Textiles, apparel and luxury goods – 2.9%
Kering SA	47,464	25,852,423
NIKE, Inc., Class B	328,037	26,964,641
		52,817,064
		382,815,945
Consumer staples – 4.1%
Beverages – 0.8%
Monster Beverage Corp. (A)	246,960	15,037,394
Food and staples retailing – 1.9%
Costco Wholesale Corp.	147,719	34,437,730
Personal products – 1.4%
The Estee Lauder Companies, Inc.,
Class A	174,630	24,469,156
		73,944,280
Energy – 1.0%
Oil, gas and consumable fuels – 1.0%
Concho Resources, Inc. (A)	136,462	18,715,763
Financials – 4.1%
Banks – 3.0%
JPMorgan Chase & Co.	307,063	35,183,279
The PNC Financial Services Group, Inc.	131,729	18,908,381
		54,091,660
Capital markets – 1.1%
The Goldman Sachs Group, Inc.	85,365	20,300,651
		74,392,311
Health care – 10.9%
Biotechnology – 4.0%
Alexion Pharmaceuticals, Inc. (A)	145,948	17,840,684
BioMarin Pharmaceutical, Inc. (A)	177,967	17,793,141
Celgene Corp. (A)	190,893	18,029,844
Vertex Pharmaceuticals, Inc. (A)	106,359	19,612,600
		73,276,269
Health care equipment and supplies – 0.6%
Intuitive Surgical, Inc. (A)	18,337	10,268,720
Health care providers and services – 1.8%
UnitedHealth Group, Inc.	120,788	32,426,746
Life sciences tools and services – 1.8%
Illumina, Inc. (A)	95,044	33,724,463
Pharmaceuticals – 2.7%
AstraZeneca PLC, ADR	634,494	24,326,500
Bristol-Myers Squibb Company	408,266	24,720,506
		49,047,006
		198,743,204

Capital Appreciation Fund (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Industrials – 5.4%
Aerospace and defense – 3.3%
Safran SA	51,990	$6,755,508
The Boeing Company	153,800	52,721,102
		59,476,610
Air freight and logistics – 0.2%
FedEx Corp.	12,139	2,961,309
Machinery – 1.9%
Caterpillar, Inc.	143,033	19,860,132
Parker-Hannifin Corp.	89,013	15,630,683
		35,490,815
		97,928,734
Information technology – 51.6%
Internet software and services – 14.9%
Alibaba Group Holding, Ltd., ADR (A)	326,073	57,066,036
Alphabet, Inc., Class A (A)	41,992	51,725,746
Alphabet, Inc., Class C (A)	42,533	51,813,275
Facebook, Inc., Class A (A)	340,635	59,859,789
Tencent Holdings, Ltd.	1,145,679	49,249,456
		269,714,302
IT services – 10.9%
FleetCor Technologies, Inc. (A)	119,650	25,573,991
Mastercard, Inc., Class A	322,263	69,467,012
PayPal Holdings, Inc. (A)	314,045	28,995,775
Square, Inc., Class A (A)	169,168	14,995,052
Visa, Inc., Class A	403,191	59,224,726
		198,256,556
Semiconductors and semiconductor equipment – 5.1%
Broadcom, Inc.	85,209	18,663,327
NVIDIA Corp.	189,445	53,173,423
Texas Instruments, Inc.	183,536	20,629,446
		92,466,196
Software – 16.0%
Activision Blizzard, Inc.	346,486	24,981,641
Adobe Systems, Inc. (A)	201,923	53,208,730
Microsoft Corp.	771,545	86,667,647
Red Hat, Inc. (A)	176,102	26,015,548
salesforce.com, Inc. (A)	375,329	57,305,232
Splunk, Inc. (A)	164,228	21,045,818
Workday, Inc., Class A (A)	143,956	22,246,960
		291,471,576
Technology hardware, storage and peripherals – 4.7%
Apple, Inc.	375,487	85,472,106
		937,380,736
Materials – 1.0%
Chemicals – 1.0%
Albemarle Corp.	181,446	17,331,722
Real estate – 0.4%
Equity real estate investment trusts – 0.4%
Crown Castle International Corp.	64,033	7,301,683
TOTAL COMMON STOCKS (Cost $762,249,830)		$1,808,554,378

SECURITIES LENDING COLLATERAL – 1.7%
John Hancock Collateral Trust,
2.0611% (C)(D)	3,072,318	30,741,917
TOTAL SECURITIES LENDING COLLATERAL
(Cost $30,735,623)		$30,741,917

The accompanying notes are an integral part of the financial statements.	26

John Hancock Funds II
Portfolio of Investments — August 31, 2018 (showing percentage of total net assets)

Capital Appreciation Fund (continued)

	Shares or
	Principal
	Amount	Value
SHORT-TERM INVESTMENTS – 0.5%
Money market funds – 0.5%
State Street Institutional U.S. Government Money
Market Fund, Premier Class, 1.8679% (C)	8,562,485	$8,562,485
TOTAL SHORT-TERM INVESTMENTS (Cost $8,562,485)		$8,562,485
Total Investments (Capital Appreciation Fund)
(Cost $801,547,938) – 101.8%		$1,847,858,780
Other assets and liabilities, net – (1.8%)		(32,350,912)
TOTAL NET ASSETS – 100.0%		$1,815,507,868

Security Abbreviations and Legend

ADR	American Depositary Receipt
(A)	Non-income producing security.
(B)	All or a portion of this security is on loan as of 8-31-18.
(C)	The rate shown is the annualized seven-day yield as of 8-31-18.
(D)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.

Capital Appreciation Value Fund

	Shares or
	Principal
	Amount	Value
COMMON STOCKS – 66.7%
Consumer discretionary – 8.7%
Auto components – 1.1%
Adient PLC (A)	112,905	$4,887,657
Lear Corp.	1,154	187,179
Magna International, Inc.	251,387	13,605,064
		18,679,900
Hotels, restaurants and leisure – 3.8%
Aramark	802,960	32,985,597
McDonald’s Corp.	106,992	17,357,312
Yum! Brands, Inc.	206,239	17,920,100
		68,263,009
Internet and direct marketing retail – 3.8%
Amazon.com, Inc. (B)	23,664	47,628,769
Booking Holdings, Inc. (B)	10,200	19,905,810
		67,534,579
		154,477,488
Consumer staples – 1.0%
Beverages – 0.5%
Keurig Dr. Pepper, Inc.	370,040	8,436,912
Food products – 0.1%
The Kraft Heinz Company	38,135	2,222,126
Tobacco – 0.4%
Philip Morris International, Inc.	100,171	7,802,319
		18,461,357
Energy – 1.3%
Oil, gas and consumable fuels – 1.3%
Canadian Natural Resources, Ltd.	215,700	7,370,469
Enterprise Products Partners LP	435,008	12,441,229
TOTAL SA	61,729	3,870,890
		23,682,588
Financials – 8.0%
Banks – 2.5%
The PNC Financial Services Group, Inc.	309,041	44,359,745
Capital markets – 2.4%
Intercontinental Exchange, Inc.	176,229	13,433,937
State Street Corp.	331,289	28,792,327
		42,226,264

Capital Appreciation Value Fund (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Insurance – 3.1%
Marsh & McLennan Companies, Inc.	659,102	$55,779,802
		142,365,811
Health care – 14.1%
Biotechnology – 0.2%
Biogen, Inc. (B)	9,633	3,405,169
Health care equipment and supplies – 6.5%
Abbott Laboratories	371,798	24,850,978
Becton, Dickinson and Company	206,236	54,007,021
Danaher Corp.	351,800	36,425,372
		115,283,371
Health care providers and services – 2.2%
Aetna, Inc.	42,874	8,586,376
Anthem, Inc.	43,800	11,595,174
UnitedHealth Group, Inc. (C)	74,000	19,866,040
		40,047,590
Life sciences tools and services – 5.2%
PerkinElmer, Inc.	666,171	61,574,186
Thermo Fisher Scientific, Inc. (C)	132,443	31,667,121
		93,241,307
		251,977,437
Industrials – 5.3%
Commercial services and supplies – 2.1%
Republic Services, Inc.	225,840	16,567,622
Waste Connections, Inc.	264,803	21,022,710
		37,590,332
Industrial conglomerates – 0.6%
Roper Technologies, Inc.	33,417	9,970,630
Machinery – 1.8%
Fortive Corp. (A)	384,577	32,296,776
Professional services – 0.8%
Equifax, Inc.	114,029	15,276,465
		95,134,203
Information technology – 19.4%
Electronic equipment, instruments and components – 1.2%
TE Connectivity, Ltd.	237,613	21,784,360
Internet software and services – 2.6%
Alphabet, Inc., Class A (B)	7,938	9,778,028
Alphabet, Inc., Class C (B)	10,100	12,303,719
Facebook, Inc., Class A (B)	141,900	24,936,087
		47,017,834
IT services – 8.3%
Adyen NV (B)(D)	900	630,984
Fidelity National Information Services, Inc.	390,318	42,220,698
Fiserv, Inc. (B)	610,330	48,869,123
Mastercard, Inc., Class A (C)	34,915	7,526,277
Visa, Inc., Class A	333,040	48,920,246
		148,167,328
Semiconductors and semiconductor equipment – 2.2%
Maxim Integrated Products, Inc.	274,800	16,617,156
Texas Instruments, Inc. (C)	202,949	22,811,468
		39,428,624
Software – 4.5%
Intuit, Inc.	94,670	20,777,225
Microsoft Corp.	529,600	59,489,968
		80,267,193
Technology hardware, storage and peripherals – 0.6%
Apple, Inc.	43,500	9,901,905
		346,567,244

The accompanying notes are an integral part of the financial statements.	27

John Hancock Funds II
Portfolio of Investments — August 31, 2018 (showing percentage of total net assets)

Capital Appreciation Value Fund (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Materials – 0.3%
Chemicals – 0.3%
The Sherwin-Williams Company	10,291	$4,688,374
Real estate – 1.6%
Equity real estate investment trusts – 1.6%
American Tower Corp.	192,591	28,719,170
Utilities – 7.0%
Electric utilities – 3.2%
American Electric Power Company, Inc.	277,099	19,876,311
Eversource Energy	213,291	13,315,757
NextEra Energy, Inc.	53,490	9,098,649
PG&E Corp.	44,167	2,039,632
Xcel Energy, Inc.	244,280	11,737,654
		56,068,003
Multi-utilities – 3.8%
CMS Energy Corp.	248,275	12,225,061
DTE Energy Company	264,870	29,437,652
NiSource, Inc.	982,553	26,597,710
		68,260,423
		124,328,426
TOTAL COMMON STOCKS (Cost $894,866,257)		$1,190,402,098

PREFERRED SECURITIES – 3.7%
Financials – 1.4%
Banks – 1.3%
U.S. Bancorp, 5.500%	100,000	2,561,000
U.S. Bancorp (6.500% to 1-15-22, then 3
month LIBOR + 4.468%)	27,000	755,460
Wells Fargo & Company, Series L, 7.500%	15,091	19,557,785
		22,874,245
Capital markets – 0.1%
State Street Corp., 6.000%	13,831	360,021
The Charles Schwab Corp., 5.950%	8,000	207,360
The Charles Schwab Corp., 6.000%	72,000	1,879,920
		2,447,301
		25,321,546
Health care – 1.1%
Health care equipment and supplies – 1.1%
Becton, Dickinson and Company, 6.125%	287,542	18,880,008
Industrials – 0.3%
Machinery – 0.3%
Fortive Corp., 5.000%	5,052	5,401,548
Utilities – 0.9%
Electric utilities – 0.7%
Alabama Power Company, 5.000%	50,000	1,304,000
NextEra Energy, Inc., 6.123%	31,974	1,825,715
SCE Trust II, 5.100%	9,890	239,635
SCE Trust III (5.750% to 3-15-24, then 3
month LIBOR + 2.990%)	80,739	2,153,309
SCE Trust IV (5.375% to 9-15-25, then 3
month LIBOR + 3.132%)	180,000	4,606,200
SCE Trust V (5.450% to 3-15-26, then 3
month LIBOR + 3.790%)	50,000	1,291,000
SCE Trust VI, 5.000%	50,000	1,167,000
		12,586,859
Multi-utilities – 0.2%
DTE Energy Company, 5.250%	165,000	4,060,650
		16,647,509
TOTAL PREFERRED SECURITIES (Cost $60,411,354)		$66,250,611

Capital Appreciation Value Fund (continued)

	Shares or
	Principal
	Amount	Value
U.S. GOVERNMENT AND AGENCY
OBLIGATIONS – 4.2%
U.S. Government – 4.2%
U.S. Treasury Note
2.250%, 11/15/2027	$78,200,000	$74,332,766
TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS
(Cost $76,506,574)		$74,332,766

CORPORATE BONDS - 17.4%
Consumer discretionary - 5.8%
Amazon.com, Inc.
2.600%, 12/05/2019	$1,568,000	1,566,290
AutoZone, Inc.
1.625%, 04/21/2019	215,000	213,395
2.500%, 04/15/2021	900,000	879,854
CCO Holdings LLC
5.000%, 02/01/2028 (D)	4,910,000	4,598,362
5.125%, 05/01/2027 (D)	4,895,000	4,668,606
5.250%, 03/15/2021 to 09/30/2022	5,030,000	5,065,300
5.750%, 09/01/2023 to 01/15/2024	4,255,000	4,329,096
Cedar Fair LP
5.375%, 06/01/2024 to 04/15/2027	4,053,000	3,997,129
Charter Communications Operating LLC
3.579%, 07/23/2020	575,000	576,673
Dollar Tree, Inc. (3 month LIBOR +
0.700%)
3.055%, 04/17/2020 (E)	610,000	611,268
Hilton Domestic Operating Company, Inc.
4.250%, 09/01/2024	800,000	778,000
KFC Holding Company/Pizza Hut
Holdings LLC/Taco Bell of
America LLC
4.750%, 06/01/2027 (D)	7,645,000	7,281,863
5.000%, 06/01/2024 (D)	1,910,000	1,905,225
5.250%, 06/01/2026 (D)	2,458,000	2,458,000
McDonald’s Corp.
2.100%, 12/07/2018	255,000	254,782
Netflix, Inc.
4.375%, 11/15/2026	8,210,000	7,735,380
4.875%, 04/15/2028 (D)	14,765,000	13,989,838
5.875%, 02/15/2025	3,638,000	3,756,235
5.875%, 11/15/2028 (D)	13,320,000	13,350,769
Sirius XM Radio, Inc.
6.000%, 07/15/2024 (D)	1,560,000	1,620,996
Tesla, Inc.
5.300%, 08/15/2025 (D)	6,595,000	5,704,675
Unitymedia GmbH
6.125%, 01/15/2025 (D)	3,675,000	3,840,375
Yum! Brands, Inc.
3.750%, 11/01/2021	6,270,000	6,183,788
3.875%, 11/01/2020 to 11/01/2023	4,665,000	4,604,250
5.300%, 09/15/2019	1,030,000	1,048,272
5.350%, 11/01/2043	1,045,000	901,313
6.875%, 11/15/2037	1,230,000	1,214,625
		103,134,359
Consumer staples - 1.1%
Anheuser-Busch InBev Finance, Inc.
2.650%, 02/01/2021	925,000	914,242
3.300%, 02/01/2023	1,175,000	1,165,752
Anheuser-Busch InBev Finance, Inc. (3
month LIBOR + 1.260%)
3.623%, 02/01/2021 (E)	1,750,000	1,797,584
Aramark Services, Inc.
5.000%, 04/01/2025 to 02/01/2028 (D)	3,770,000	3,765,869
B&G Foods, Inc.
4.625%, 06/01/2021	975,000	970,125

The accompanying notes are an integral part of the financial statements.	28

John Hancock Funds II
Portfolio of Investments — August 31, 2018 (showing percentage of total net assets)

Capital Appreciation Value Fund (continued)

	Shares or
	Principal
	Amount	Value
CORPORATE BONDS (continued)
Consumer staples (continued)
Philip Morris International, Inc.
2.000%, 02/21/2020	$1,920,000	$1,894,768
2.625%, 02/18/2022	2,380,000	2,327,916
Philip Morris International, Inc. (3 month
LIBOR + 0.420%)
2.751%, 02/21/2020 (E)	1,275,000	1,278,460
Reckitt Benckiser Treasury Services PLC
(3 month LIBOR + 0.560%)
2.846%, 06/24/2022 (D)(E)	2,110,000	2,111,140
Spectrum Brands, Inc.
6.125%, 12/15/2024	725,000	741,313
6.625%, 11/15/2022	1,570,000	1,615,138
The Kroger Company
2.000%, 01/15/2019	645,000	643,168
		19,225,475
Energy - 0.4%
EQT Corp.
8.125%, 06/01/2019	941,000	975,999
Matador Resources Company
6.875%, 04/15/2023	1,650,000	1,732,500
NGL Energy Partners LP
5.125%, 07/15/2019	470,000	470,823
NuStar Logistics LP
4.800%, 09/01/2020	725,000	731,344
Shell International Finance BV (3 month
LIBOR + 0.450%)
2.806%, 05/11/2020 (E)	3,385,000	3,408,864
		7,319,530
Financials - 2.8%
KFW
2.875%, 04/03/2028	39,200,000	38,874,097
Marsh & McLennan Companies, Inc.
2.350%, 03/06/2020	810,000	799,544
2.750%, 01/30/2022	865,000	847,046
3.300%, 03/14/2023	315,000	311,953
State Street Corp. (5.250% to 9-15-20,
then 3 month LIBOR + 3.597%)
09/15/2020 (F)	1,550,000	1,598,050
The Bank of New York Mellon Corp.
(4.625% to 9-20-26, then 3 month
LIBOR + 3.131%)
09/20/2026 (F)	1,900,000	1,828,750
The Bank of New York Mellon Corp.
(4.950% to 6-20-20, then 3 month
LIBOR + 3.420%)
06/20/2020 (F)	2,450,000	2,501,940
The PNC Financial Services Group, Inc.
(5.000% to 11-1-26, then 3 month
LIBOR + 3.300%)
11/01/2026 (F)	2,965,000	2,965,000
U.S. Bancorp (5.300% to 4-15-27, then 3
month LIBOR + 2.914%)
04/15/2027 (F)	1,155,000	1,158,350
		50,884,730
Health care - 1.6%
Becton, Dickinson and Company
2.675%, 12/15/2019	1,307,000	1,300,321
3.363%, 06/06/2024	2,905,000	2,811,281
Becton, Dickinson and Company (3 month
LIBOR + 1.030%)
3.055%, 06/06/2022 (E)	1,895,000	1,905,754
Elanco Animal Health, Inc.
3.912%, 08/27/2021 (D)	400,000	401,158
4.272%, 08/28/2023 (D)	750,000	753,142

Capital Appreciation Value Fund (continued)

	Shares or
	Principal
	Amount	Value
CORPORATE BONDS (continued)
Health care (continued)
Elanco Animal Health, Inc. (continued)
4.900%, 08/28/2028 (D)	$760,000	$765,785
Fresenius Medical Care US Finance, Inc.
5.750%, 02/15/2021 (D)	575,000	602,600
HCA, Inc.
3.750%, 03/15/2019	1,050,000	1,053,675
4.250%, 10/15/2019	1,830,000	1,850,423
6.500%, 02/15/2020	8,895,000	9,233,010
Hologic, Inc.
4.375%, 10/15/2025 (D)	2,245,000	2,160,813
Medtronic Global Holdings SCA
1.700%, 03/28/2019	2,350,000	2,339,123
Medtronic, Inc.
2.500%, 03/15/2020	995,000	988,540
Teleflex, Inc.
4.625%, 11/15/2027	1,390,000	1,323,975
4.875%, 06/01/2026	1,576,000	1,552,360
Universal Health Services, Inc.
3.750%, 08/01/2019 (D)	290,000	290,000
		29,331,960
Industrials - 0.9%
Caterpillar Financial Services Corp.
2.250%, 12/01/2019	810,000	805,733
Continental Airlines 2009-2 Class A Pass
Through Trust
7.250%, 05/10/2021	243,730	253,479
Continental Airlines 2012-1 Class A Pass
Through Trust
4.150%, 10/11/2025	1,002,696	1,015,831
Continental Airlines 2012-1 Class B Pass
Through Trust
6.250%, 10/11/2021	214,558	219,922
Delta Air Lines 2011-1 Class A Pass
Through Trust
5.300%, 10/15/2020	63,165	63,721
Fortive Corp.
1.800%, 06/15/2019	205,000	203,047
Lennox International, Inc.
3.000%, 11/15/2023	510,000	485,900
Northrop Grumman Corp.
2.550%, 10/15/2022	2,940,000	2,848,362
Roper Technologies, Inc.
3.650%, 09/15/2023	1,850,000	1,851,302
4.200%, 09/15/2028	1,650,000	1,648,130
Sensata Technologies BV
5.000%, 10/01/2025 (D)	1,475,000	1,471,313
5.625%, 11/01/2024 (D)	415,000	429,525
Sensata Technologies UK Financing
Company PLC
6.250%, 02/15/2026 (D)	1,000,000	1,051,250
Trinity Acquisition PLC
4.400%, 03/15/2026	1,035,000	1,035,432
US Airways 2010-1 Class A Pass Through
Trust
6.250%, 10/22/2024	54,809	58,475
US Airways 2012-2 Class A Pass Through
Trust
4.625%, 12/03/2026	198,838	204,345
US Airways 2012-2 Class B Pass Through
Trust
6.750%, 12/03/2022	265,375	278,962
US Airways 2013-1 Class A Pass Through
Trust
3.950%, 05/15/2027	483,388	480,730

The accompanying notes are an integral part of the financial statements.	29

John Hancock Funds II
Portfolio of Investments — August 31, 2018 (showing percentage of total net assets)

Capital Appreciation Value Fund (continued)

	Shares or
	Principal
	Amount	Value
CORPORATE BONDS (continued)
Industrials (continued)
US Airways 2013-1 Class B Pass Through
Trust
5.375%, 05/15/2023	$360,293	$368,904
Welbilt, Inc.
9.500%, 02/15/2024	1,545,000	1,691,775
Xylem, Inc.
3.250%, 11/01/2026	400,000	378,728
4.875%, 10/01/2021	100,000	104,251
		16,949,117
Information technology - 0.8%
Amphenol Corp.
2.200%, 04/01/2020	1,400,000	1,379,738
3.200%, 04/01/2024	700,000	676,608
Apple, Inc.
1.500%, 09/12/2019	5,420,000	5,366,290
Fiserv, Inc.
2.700%, 06/01/2020	1,590,000	1,576,478
Solera LLC
10.500%, 03/01/2024 (D)	4,365,000	4,790,588
		13,789,702
Materials - 0.9%
Ecolab, Inc.
2.000%, 01/14/2019	1,260,000	1,257,510
Reynolds Group Issuer, Inc.
5.125%, 07/15/2023 (D)	1,975,000	1,967,594
5.750%, 10/15/2020	8,251,952	8,262,267
6.875%, 02/15/2021	1,405,209	1,422,774
Reynolds Group Issuer, Inc. (3 month
LIBOR + 3.500%)
5.848%, 07/15/2021 (D)(E)	2,660,000	2,689,925
		15,600,070
Real estate - 0.9%
American Tower Corp.
3.300%, 02/15/2021	965,000	961,998
Crown Castle International Corp.
4.875%, 04/15/2022	2,950,000	3,044,680
5.250%, 01/15/2023	6,725,000	7,072,341
SBA Communications Corp.
4.875%, 07/15/2022	5,680,000	5,751,000
		16,830,019
Telecommunication services - 0.7%
Level 3 Financing, Inc.
5.375%, 08/15/2022	1,682,000	1,698,820
5.625%, 02/01/2023	1,750,000	1,771,368
Verizon Communications, Inc.
3.125%, 03/16/2022	2,350,000	2,332,072
Verizon Communications, Inc. (3 month
LIBOR + 1.000%)
3.145%, 03/16/2022 (E)	2,350,000	2,388,648
Zayo Group LLC
5.750%, 01/15/2027 (D)	3,675,000	3,684,188
		11,875,096
Utilities - 1.5%
Berkshire Hathaway Energy Company
2.400%, 02/01/2020	980,000	972,703
Dominion Energy, Inc.
2.962%, 07/01/2019	255,000	255,263
DTE Energy Company
3.700%, 08/01/2023	935,000	939,594
3.800%, 03/15/2027	3,775,000	3,722,416
Edison International
2.125%, 04/15/2020	2,350,000	2,304,479

Capital Appreciation Value Fund (continued)

	Shares or
	Principal
	Amount	Value
CORPORATE BONDS (continued)
Utilities (continued)
Eversource Energy
2.750%, 03/15/2022	$1,275,000	$1,248,846
2.900%, 10/01/2024	850,000	811,583
3.300%, 01/15/2028	2,015,000	1,921,383
NiSource, Inc.
3.490%, 05/15/2027	3,805,000	3,674,911
4.375%, 05/15/2047	2,100,000	2,073,024
NiSource, Inc. (5.650% to 6-15-23, then 5
Year CMT + 2.843%)
06/15/2023 (D)(F)	1,750,000	1,771,875
NSTAR Electric Company
3.200%, 05/15/2027	1,735,000	1,680,550
Pacific Gas & Electric Company
3.300%, 03/15/2027	215,000	198,058
The Southern Company
1.850%, 07/01/2019	1,080,000	1,072,292
Virginia Electric & Power Company
3.150%, 01/15/2026	690,000	668,921
3.500%, 03/15/2027	1,645,000	1,628,316
Xcel Energy, Inc.
4.000%, 06/15/2028	1,560,000	1,577,594
		26,521,808
TOTAL CORPORATE BONDS (Cost $315,086,844)		$311,461,866

TERM LOANS (G) – 2.4%
Consumer discretionary – 0.1%
Formula One Management, Ltd. (1 month
LIBOR + 2.500%)
4.576%, 02/01/2024	2,025,000	2,008,800
Consumer staples – 0.0%
Prestige Brands, Inc. (1 month LIBOR +
2.000%)
4.076%, 01/26/2024	128,632	128,411
Energy – 0.2%
BCP Raptor LLC (1 month LIBOR +
4.250%)
6.326%, 06/24/2024	2,973,611	2,876,969
Financials – 0.9%
HUB International, Ltd. (3 month LIBOR
+ 3.000%)
5.335%, 04/25/2025	14,225,000	14,206,365
Vantiv LLC (1 month LIBOR + 1.500%)
3.563%, 01/16/2023	1,239,313	1,238,284
		15,444,649
Health care – 0.3%
Change Healthcare Holdings LLC (1
month LIBOR + 2.750%)
4.826%, 03/01/2024	4,657,788	4,659,092
NVA Holdings, Inc. (1 month LIBOR +
2.750%)
4.826%, 02/02/2025	1,222,500	1,217,158
		5,876,250
Industrials – 0.5%
Institutional Shareholder Services, Inc. (3
month LIBOR + 3.750%)
6.071%, 10/16/2024	34,497	34,540
6.087%, 10/16/2024	378,515	378,988
Trans Union LLC (1 month LIBOR +
1.750%)
3.826%, 08/09/2022	3,881,642	3,876,790
Trans Union LLC (1 month LIBOR +
2.000%)
4.076%, 06/19/2025	2,725,000	2,733,529
The accompanying notes are an integral part of the financial statements.	30

John Hancock Funds II
Portfolio of Investments — August 31, 2018 (showing percentage of total net assets)

Capital Appreciation Value Fund (continued)

	Shares or
	Principal
	Amount	Value
TERM LOANS (G)(continued)
Industrials (continued)
Welbilt, Inc. (1 month LIBOR + 2.750%)
4.826%, 03/03/2023	$2,534,289	$2,540,625
		9,564,472
Information technology – 0.2%
Cypress Intermediate Holdings III, Inc. (1
month LIBOR + 3.000%)
5.080%, 04/27/2024	2,019,473	2,016,323
Fiserv, Inc. (1 month LIBOR + 1.250%)
3.326%, 10/25/2018	330,000	328,350
Kronos, Inc. (2 and 3 month LIBOR +
3.000%)
5.343%, 11/01/2023	1,382,000	1,384,764
		3,729,437
Materials – 0.1%
HB Fuller Company (3 month LIBOR +
2.000%)
4.077%, 10/20/2024	1,165,347	1,164,054
Telecommunication services – 0.1%
Zayo Group LLC (1 month LIBOR +
2.250%)
4.326%, 01/19/2024	2,025,000	2,031,683
TOTAL TERM LOANS (Cost $42,853,189)		$42,824,725

SECURITIES LENDING COLLATERAL – 1.8%
John Hancock Collateral Trust,
2.0611% (H)(I)	3,134,913	31,368,255
TOTAL SECURITIES LENDING COLLATERAL
(Cost $31,367,764)		$31,368,255

SHORT-TERM INVESTMENTS – 6.8%
Money market funds – 6.8%
State Street Institutional U.S. Government Money
Market Fund, Premier Class, 1.8679% (H)	8,116,124	8,116,124

Capital Appreciation Value Fund (continued)

	Shares or
	Principal
	Amount	Value
SHORT-TERM INVESTMENTS (continued)
Money market funds (continued)
T. Rowe Price Government Money Fund,
1.9797% (H)	114,272,790	$114,272,790
		122,388,914
TOTAL SHORT-TERM INVESTMENTS (Cost $122,388,914)		$122,388,914
Total Investments (Capital Appreciation Value Fund)
(Cost $1,543,480,896) – 103.0%		$1,839,029,235
Other assets and liabilities, net – (3.0%)		(53,765,304)
TOTAL NET ASSETS – 100.0%		$1,785,263,931

Security Abbreviations and Legend

CMT	Constant Maturity Treasury
LIBOR	London Interbank Offered Rate
(A)	All or a portion of this security is on loan as of 8-31-18.
(B)	Non-income producing security.
(C)	All or a portion of this security is segregated at the custodian as collateral for certain derivatives.
(D)	These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration.
(E)	Variable rate obligation. The coupon rate shown represents the rate at period end.
(F)	Perpetual bonds have no stated maturity date. Date shown as maturity date is next call date.
(G)	Term loans are variable rate obligations. The coupon rate shown represents the rate at period end.
(H)	The rate shown is the annualized seven-day yield as of 8-31-18.
(I)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.

DERIVATIVES
WRITTEN OPTIONS

Options on securities
Counterparty (OTC)/		Exercise		Expiration	Number of	Notional
Exchange-traded	Name of issuer	price		date	contracts	amount	Premium	Value
Calls
Citigroup Global
Markets, Inc.	Abbott Laboratories	USD	65.00	Jan 2019	723	72,300	$171,166	$(276,967)
Citigroup Global
Markets, Inc.	Abbott Laboratories	USD	67.50	Jan 2019	574	57,400	75,150	(138,989)
Deutsche Bank
Securities, Inc.	Abbott Laboratories	USD	67.50	Jan 2019	302	30,200	55,369	(73,126)
Citigroup Global
Markets, Inc.	Alphabet, Inc., Class A	USD	1,200.00	Jan 2019	53	5,300	316,509	(430,580)
Credit Suisse Securities
(USA) LLC	Alphabet, Inc., Class A	USD	1,200.00	Jan 2019	36	3,600	175,752	(292,469)
Citigroup Global
Markets, Inc.	Alphabet, Inc., Class A	USD	1,260.00	Jan 2019	8	800	42,954	(46,886)
Citigroup Global
Markets, Inc.	Alphabet, Inc., Class C	USD	1,200.00	Jan 2019	36	3,600	167,671	(292,469)
Credit Suisse Securities
(USA) LLC	Alphabet, Inc., Class C	USD	1,200.00	Jan 2019	18	1,800	89,406	(146,235)
Citigroup Global
Markets, Inc.	Alphabet, Inc., Class C	USD	1,260.00	Jan 2019	29	2,900	148,113	(169,963)
Citigroup Global
Markets, Inc.	Amazon.com, Inc.	USD	2,000.00	Jan 2019	24	2,400	218,489	(360,116)

The accompanying notes are an integral part of the financial statements.	31

John Hancock Funds II
Portfolio of Investments — August 31, 2018 (showing percentage of total net assets)

Capital Appreciation Value Fund (continued)

Options on securities (continued)
Counterparty (OTC)/		Exercise		Expiration	Number of	Notional
Exchange-traded	Name of issuer	price		date	contracts	amount	Premium	Value
Citigroup Global
Markets, Inc.	Amazon.com, Inc.	USD	2,300.00	Jan 2020	26	2,600	$277,727	$(520,000)
Credit Suisse Securities
(USA) LLC	American Tower Corp.	USD	155.00	Jan 2019	142	14,200	52,010	(41,150)
JPMorgan Clearing Corp.	American Tower Corp.	USD	155.00	Jan 2019	154	15,400	55,073	(44,627)
JPMorgan Clearing Corp.	American Tower Corp.	USD	160.00	Jan 2019	156	15,600	80,226	(23,258)
JPMorgan Clearing Corp.	American Tower Corp.	USD	165.00	Jan 2019	156	15,600	59,763	(10,781)
Citigroup Global
Markets, Inc.	Anthem, Inc.	USD	260.00	Jan 2019	160	16,000	149,791	(242,402)
Citigroup Global
Markets, Inc.	Anthem, Inc.	USD	270.00	Jan 2019	120	12,000	116,534	(117,747)
Citigroup Global
Markets, Inc.	Anthem, Inc.	USD	270.00	Jan 2019	158	15,800	100,324	(155,034)
Credit Suisse Securities
(USA) LLC	Apple, Inc.	USD	200.00	Jan 2019	435	43,500	290,223	(1,401,518)
Citigroup Global
Markets, Inc.	Booking Holdings, Inc.	USD	2,300.00	Jan 2019	20	2,000	140,428	(33,734)
Citigroup Global
Markets, Inc.	Enterprise Products Partners LP	USD	30.00	Jan 2019	1,604	160,400	130,671	(93,040)
Citigroup Global
Markets, Inc.	Facebook, Inc., Class A	USD	180.00	Jan 2019	294	29,400	318,484	(325,154)
Citigroup Global
Markets, Inc.	Facebook, Inc., Class A	USD	200.00	Jan 2019	94	9,400	60,329	(41,561)
Citigroup Global
Markets, Inc.	Intercontinental Exchange, Inc.	USD	80.00	Jan 2019	623	62,300	167,506	(94,177)
JPMorgan Clearing Corp.	Intuit, Inc.	USD	190.00	Jan 2019	262	26,200	237,003	(890,028)
Goldman Sachs &
Company	Mastercard, Inc., Class A	USD	180.00	Jan 2019	134	13,400	166,711	(516,121)
Goldman Sachs &
Company	Mastercard, Inc., Class A	USD	180.00	Jan 2019	40	4,000	51,400	(154,066)
Goldman Sachs &
Company	Mastercard, Inc., Class A	USD	185.00	Jan 2019	135	13,500	140,801	(460,009)
Goldman Sachs &
Company	Mastercard, Inc., Class A	USD	185.00	Jan 2019	40	4,000	43,628	(136,299)
JPMorgan Clearing Corp.	Microsoft Corp.	USD	100.00	Jan 2019	515	51,500	224,679	(741,771)
JPMorgan Clearing Corp.	Microsoft Corp.	USD	105.00	Jan 2019	198	19,800	89,985	(207,670)
RBC Capital Markets LLC	Microsoft Corp.	USD	105.00	Jan 2019	241	24,100	79,289	(252,769)
Deutsche Bank
Securities, Inc.	Microsoft Corp.	USD	110.00	Jan 2019	914	91,400	270,310	(655,452)
JPMorgan Clearing Corp.	Microsoft Corp.	USD	110.00	Jan 2019	198	19,800	62,766	(141,991)
RBC Capital Markets LLC	Microsoft Corp.	USD	110.00	Jan 2019	241	24,100	51,333	(172,827)
Citigroup Global
Markets, Inc.	Philip Morris International, Inc.	USD	115.00	Jan 2019	258	25,800	103,484	(342)
Citigroup Global
Markets, Inc.	State Street Corp.	USD	100.00	Jan 2019	289	28,900	226,024	(14,878)
Goldman Sachs &
Company	Texas Instruments, Inc.	USD	125.00	Jan 2019	300	30,000	132,086	(51,762)
Goldman Sachs &
Company	Texas Instruments, Inc.	USD	130.00	Jan 2019	301	30,100	97,248	(27,894)
Goldman Sachs &
Company	Texas Instruments, Inc.	USD	130.00	Jan 2020	37	3,700	26,851	(21,721)
Credit Suisse Securities
(USA) LLC	The PNC Financial Services Group, Inc.	USD	140.00	Jan 2019	50	5,000	30,963	(44,491)
Credit Suisse Securities
(USA) LLC	The PNC Financial Services Group, Inc.	USD	145.00	Jan 2019	50	5,000	23,978	(30,125)
Credit Suisse Securities
(USA) LLC	The PNC Financial Services Group, Inc.	USD	150.00	Jan 2019	49	4,900	18,019	(18,801)
Credit Suisse Securities
(USA) LLC	The PNC Financial Services Group, Inc.	USD	155.00	Jan 2019	49	4,900	13,261	(11,014)
Credit Suisse Securities
(USA) LLC	The PNC Financial Services Group, Inc.	USD	165.00	Jan 2019	402	40,200	143,514	(22,101)
Citigroup Global
Markets, Inc.	The PNC Financial Services Group, Inc.	USD	180.00	Jan 2019	40	4,000	20,440	(351)

The accompanying notes are an integral part of the financial statements.	32

John Hancock Funds II
Portfolio of Investments — August 31, 2018 (showing percentage of total net assets)

Capital Appreciation Value Fund (continued)

Options on securities (continued)
Counterparty (OTC)/		Exercise		Expiration	Number of	Notional
Exchange-traded	Name of issuer	price		date	contracts	amount	Premium	Value
Merrill Lynch, Pierce,
Fenner & Smith, Inc.	Thermo Fisher Scientific, Inc.	USD	230.00	Jan 2019	156	15,600	$154,639	$(268,920)
Merrill Lynch, Pierce,
Fenner & Smith, Inc.	Thermo Fisher Scientific, Inc.	USD	240.00	Jan 2019	156	15,600	106,723	(172,854)
Citigroup Global
Markets, Inc.	UnitedHealth Group, Inc.	USD	260.00	Jan 2019	56	5,600	52,192	(97,425)
Goldman Sachs &
Company	UnitedHealth Group, Inc.	USD	260.00	Jan 2019	152	15,200	86,788	(264,440)
Citigroup Global
Markets, Inc.	UnitedHealth Group, Inc.	USD	270.00	Jan 2019	163	16,300	129,326	(189,098)
Goldman Sachs &
Company	UnitedHealth Group, Inc.	USD	270.00	Jan 2019	356	35,600	143,751	(413,000)
Citigroup Global
Markets, Inc.	Visa, Inc., Class A	USD	105.00	Jan 2019	100	10,000	61,709	(428,218)
Citigroup Global
Markets, Inc.	Visa, Inc., Class A	USD	110.00	Jan 2019	100	10,000	45,616	(380,790)
Citigroup Global
Markets, Inc.	Visa, Inc., Class A	USD	115.00	Jan 2019	100	10,000	32,809	(331,196)
Citigroup Global
Markets, Inc.	Visa, Inc., Class A	USD	120.00	Jan 2019	106	10,600	41,546	(301,727)
Citigroup Global
Markets, Inc.	Visa, Inc., Class A	USD	120.00	Jan 2019	165	16,500	64,481	(469,669)
Citigroup Global
Markets, Inc.	Visa, Inc., Class A	USD	125.00	Jan 2019	133	13,300	47,481	(320,111)
Credit Suisse Securities
(USA) LLC	Visa, Inc., Class A	USD	135.00	Jan 2019	393	39,300	167,677	(601,970)
Credit Suisse Securities
(USA) LLC	Visa, Inc., Class A	USD	140.00	Jan 2019	201	20,100	86,832	(231,521)
Credit Suisse Securities
(USA) LLC	Visa, Inc., Class A	USD	140.00	Jan 2019	177	17,700	82,659	(203,877)
Credit Suisse Securities
(USA) LLC	Visa, Inc., Class A	USD	150.00	Jan 2020	157	15,700	145,445	(233,682)
Credit Suisse Securities
(USA) LLC	Visa, Inc., Class A	USD	155.00	Jan 2020	157	15,700	118,158	(196,256)
Credit Suisse Securities
(USA) LLC	Visa, Inc., Class A	USD	160.00	Jan 2020	248	24,800	170,966	(257,992)
Credit Suisse Securities
(USA) LLC	Visa, Inc., Class A	USD	165.00	Jan 2020	91	9,100	60,806	(78,117)
Citigroup Global
Markets, Inc.	Yum! Brands, Inc.	USD	95.00	Jan 2019	431	43,100	76,158	(30,252)
							$7,589,203	$(15,415,581)
Exchange-traded	Booking Holdings, Inc.	USD	1,900.00	Jan 2019	11	1,100	155,971	(163,680)
Exchange-traded	Booking Holdings, Inc.	USD	2,000.00	Jan 2019	11	1,100	119,932	(104,280)
Exchange-traded	Visa, Inc., Class A	USD	125.00	Jan 2019	130	13,000	47,805	(306,800)
							$323,708	$(574,760)
							$7,912,911	$(15,990,341)

Derivatives Currency Abbreviations

USD       U.S. Dollar

OTC is an abbreviation for over-the-counter. See Notes to financial statements regarding investment transactions and other derivatives information.

Health Sciences Fund

	Shares or
	Principal
	Amount	Value
COMMON STOCKS – 99.5%
Consumer discretionary – 0.1%
Specialty retail – 0.1%
JAND, Inc., Class A (A)(B)(C)	16,938	$277,106

Health Sciences Fund (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Financials – 0.1%
Insurance – 0.1%
Trupanion, Inc. (C)	4,000	$152,760

The accompanying notes are an integral part of the financial statements.	33

John Hancock Funds II
Portfolio of Investments — August 31, 2018 (showing percentage of total net assets)

Health Sciences Fund (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Health care – 99.3%
Biotechnology – 36.0%
AbbVie, Inc.	15,544	$1,491,912
Abcam PLC	18,162	357,381
Abeona Therapeutics, Inc. (C)	28,668	441,487
AC Immune SA (C)	7,546	70,102
Acceleron Pharma, Inc. (C)	28,417	1,535,086
Acerta Pharma BV, Class B (A)(B)(C)	4,892,850	420,296
Achillion Pharmaceuticals, Inc. (C)	85,331	294,392
Agios Pharmaceuticals, Inc. (C)	17,038	1,375,307
Aimmune Therapeutics, Inc. (C)	28,287	789,490
Alder Biopharmaceuticals, Inc. (C)	49,834	901,995
Alexion Pharmaceuticals, Inc. (C)	54,128	6,616,607
Alkermes PLC (C)	14,804	663,811
Allakos, Inc. (C)	5,726	222,398
Alnylam Pharmaceuticals, Inc. (C)	17,426	2,137,647
Amarin Corp. PLC, ADR (C)	57,145	180,578
Amgen, Inc.	10,560	2,109,994
Amicus Therapeutics, Inc. (C)	40,065	540,076
AnaptysBio, Inc. (C)	3,500	310,240
Apellis Pharmaceuticals, Inc. (C)	8,141	157,610
Aptinyx, Inc. (C)	4,591	110,092
Arbutus Biopharma Corp. (C)	7,100	64,610
Arcus Biosciences, Inc. (C)	9,713	139,867
Argenx SE, ADR (C)	13,603	1,276,369
Array BioPharma, Inc. (C)	47,766	743,717
Ascendis Pharma A/S, ADR (C)	18,139	1,287,506
Atara Biotherapeutics, Inc. (C)	16,927	693,161
Audentes Therapeutics, Inc. (C)	22,061	803,020
Autolus Therapeutics PLC (C)	4,188	124,384
Avrobio, Inc. (C)	4,785	164,365
BeiGene, Ltd., ADR (C)	10,528	1,869,036
Biogen, Inc. (C)	12,867	4,548,356
BioMarin Pharmaceutical, Inc. (C)	32,900	3,289,342
Bluebird Bio, Inc. (C)	21,013	3,536,488
Blueprint Medicines Corp. (C)	18,443	1,414,025
Cara Therapeutics, Inc. (C)	14,674	295,975
Celgene Corp. (C)	8,768	828,138
Corvus Pharmaceuticals, Inc. (C)	13,479	147,730
CytomX Therapeutics, Inc. (C)	15,001	337,372
Denali Therapeutics, Inc. (C)	9,400	184,522
Dyax Corp. (B)(C)	37,631	148,642
Editas Medicine, Inc. (C)	8,738	286,869
Enanta Pharmaceuticals, Inc. (C)	10,624	966,040
Exact Sciences Corp. (C)	26,700	1,999,563
Exelixis, Inc. (C)	21,711	407,950
Fate Therapeutics, Inc. (C)	11,200	144,368
FibroGen, Inc. (C)	18,916	1,156,713
Five Prime Therapeutics, Inc. (C)	8,263	115,682
Forty Seven, Inc. (C)	5,856	86,786
G1 Therapeutics, Inc. (C)	13,613	826,037
Gilead Sciences, Inc.	33,248	2,517,871
Global Blood Therapeutics, Inc. (C)	13,615	666,454
GlycoMimetics, Inc. (C)	22,586	332,466
Homology Medicines, Inc. (C)	9,681	161,189
ImmunoGen, Inc. (C)	23,100	235,389
Immunomedics, Inc. (C)	103,710	2,775,280
Incyte Corp. (C)	48,853	3,610,725
Insmed, Inc. (C)	67,150	1,338,300
Ionis Pharmaceuticals, Inc. (C)	7,943	362,916
Iovance Biotherapeutics, Inc. (C)	44,100	780,570
Ironwood Pharmaceuticals, Inc. (C)	61,643	1,186,011
Loxo Oncology, Inc. (C)	15,290	2,583,704
MacroGenics, Inc. (C)	14,776	323,151
Madrigal Pharmaceuticals, Inc. (C)	3,701	885,316
Merus NV (C)	5,482	117,479

Health Sciences Fund (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Biotechnology (continued)
Minerva Neurosciences, Inc. (C)	20,715	$215,436
Mirati Therapeutics, Inc. (C)	4,700	265,785
Momenta Pharmaceuticals, Inc. (C)	7,100	188,150
Myovant Sciences, Ltd. (C)	15,223	369,158
Neurocrine Biosciences, Inc. (C)	53,415	6,567,374
Prothena Corp. PLC (C)	8,925	135,839
PTC Therapeutics, Inc. (C)	6,310	263,379
Radius Health, Inc. (C)	12,803	263,358
Regeneron Pharmaceuticals, Inc. (C)	8,197	3,334,130
REGENXBIO, Inc. (C)	5,200	366,340
Rhythm Pharmaceuticals, Inc. (C)	5,024	158,256
Rocket Pharmaceuticals, Inc. (C)	8,545	203,798
Sage Therapeutics, Inc. (C)	42,266	6,942,613
Sarepta Therapeutics, Inc. (C)	33,284	4,594,523
Scholar Rock Holding Corp. (C)	5,325	90,578
Seattle Genetics, Inc. (C)	35,055	2,690,822
Shire PLC, ADR	10,524	1,844,541
Spark Therapeutics, Inc. (C)	23,056	1,420,480
TESARO, Inc. (C)	11,274	365,841
Tocagen, Inc. (C)	6,087	59,348
Ultragenyx Pharmaceutical, Inc. (C)	21,715	1,839,912
Vertex Pharmaceuticals, Inc. (C)	57,742	10,647,625
Vital Therapies, Inc. (C)	11,600	93,380
Xencor, Inc. (C)	39,466	1,649,284
Zafgen, Inc. (C)	10,100	96,152
Zai Lab, Ltd., ADR (C)	7,310	166,156
Zeneca, Inc. (B)(C)	33,315	20,489
		111,342,702
Health care equipment and supplies – 21.6%
Align Technology, Inc. (C)	8,149	3,149,507
AtriCure, Inc. (C)	18,900	652,995
Becton, Dickinson and Company	55,672	14,578,827
Danaher Corp.	36,369	3,765,646
DexCom, Inc. (C)	12,592	1,818,033
GenMark Diagnostics, Inc. (C)	77,387	662,433
Glaukos Corp. (C)	11,304	772,854
Hologic, Inc. (C)	91,908	3,654,262
Insulet Corp. (C)	6,400	667,328
Integer Holdings Corp. (C)	2,300	183,770
Intuitive Surgical, Inc. (C)	27,631	15,473,360
K2M Group Holdings, Inc. (C)	14,986	409,717
Lantheus Holdings, Inc. (C)	29,866	480,843
Neuronetics, Inc. (C)	5,372	177,545
Nevro Corp. (C)	5,300	357,326
Novocure, Ltd. (C)	21,800	982,090
NuVasive, Inc. (C)	13,000	912,470
Penumbra, Inc. (C)	5,934	823,936
Quidel Corp. (C)	20,473	1,573,964
Stryker Corp.	41,186	6,978,144
Tandem Diabetes Care, Inc. (C)	2,300	105,087
Teleflex, Inc.	8,643	2,138,537
The Cooper Companies, Inc.	10,446	2,671,878
ViewRay, Inc. (C)	23,506	236,940
West Pharmaceutical Services, Inc.	18,900	2,212,245
Wright Medical Group NV (C)	47,611	1,379,767
		66,819,504
Health care providers and services – 21.9%
Acadia Healthcare Company, Inc. (C)	23,217	964,202
Aetna, Inc.	9,300	1,862,511
Anthem, Inc.	32,294	8,549,191
Centene Corp. (C)	46,019	6,740,863
Cigna Corp.	39,846	7,504,596
CVS Health Corp.	18,000	1,354,320
DaVita, Inc. (C)	10,810	749,025

The accompanying notes are an integral part of the financial statements.	34

John Hancock Funds II
Portfolio of Investments — August 31, 2018 (showing percentage of total net assets)

Health Sciences Fund (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Health care providers and services (continued)
Encompass Health Corp.	3,100	$252,929
Express Scripts Holding Company (C)	5,900	519,318
HCA Healthcare, Inc.	40,975	5,495,157
Humana, Inc.	15,227	5,074,550
Molina Healthcare, Inc. (C)	19,162	2,644,356
UnitedHealth Group, Inc.	81,951	22,000,565
Universal Health Services, Inc., Class B	5,259	684,511
WellCare Health Plans, Inc. (C)	11,539	3,491,355
		67,887,449
Health care technology – 1.2%
athenahealth, Inc. (C)	9,852	1,516,223
HTG Molecular Diagnostics, Inc. (C)	38,815	174,279
Teladoc Health, Inc. (C)	26,300	2,039,565
		3,730,067
Life sciences tools and services – 5.9%
Agilent Technologies, Inc.	86,949	5,872,535
Bruker Corp.	29,963	1,066,084
Illumina, Inc. (C)	6,733	2,389,070
Mettler-Toledo International, Inc. (C)	1,916	1,119,825
Quanterix Corp. (C)	18,929	316,682
Thermo Fisher Scientific, Inc.	31,667	7,571,580
		18,335,776
Pharmaceuticals – 12.7%
Allergan PLC	14,681	2,814,495
Amneal Pharmaceuticals, Inc. (C)	12,374	285,839
Assembly Biosciences, Inc. (C)	4,171	166,840
Astellas Pharma, Inc.	75,600	1,281,692
AstraZeneca PLC, ADR	91,360	3,502,742
Bristol-Myers Squibb Company	46,875	2,838,281
Chugai Pharmaceutical Company, Ltd.	9,200	532,936
Cymabay Therapeutics, Inc. (C)	10,300	140,389
Daiichi Sankyo Company, Ltd.	33,800	1,319,271
Eisai Company, Ltd.	14,000	1,267,796
Eli Lilly & Company	39,600	4,183,740
Endocyte, Inc. (C)	48,784	962,020
GW Pharmaceuticals PLC, ADR (C)	7,017	1,029,955
Intra-Cellular Therapies, Inc. (C)	8,800	193,072
Jazz Pharmaceuticals PLC (C)	4,100	700,772
Kyowa Hakko Kirin Company, Ltd.	21,700	384,923
Merck & Company, Inc.	97,729	6,703,232
MyoKardia, Inc. (C)	11,259	694,117
Nektar Therapeutics (C)	17,900	1,190,171
Novartis AG	26,722	2,216,914
Odonate Therapeutics, Inc. (C)	4,287	82,268
Pfizer, Inc.	92,700	3,848,904
Reata Pharmaceuticals, Inc., Class A (C)	4,059	350,535
TherapeuticsMD, Inc. (C)	74,083	480,058
Theravance Biopharma, Inc. (C)	13,371	387,358
Tricida, Inc. (C)	8,152	251,326
WaVe Life Sciences, Ltd. (C)	6,378	339,947
Zogenix, Inc. (C)	23,000	1,110,900
		39,260,493
		307,375,991
TOTAL COMMON STOCKS (Cost $242,330,479)		$307,805,857

PREFERRED SECURITIES – 0.7%
Consumer discretionary – 0.2%
Specialty retail – 0.2%
JAND, Inc., Series D (A)(B)(C)	37,822	618,768
Health care – 0.4%
Health care equipment and supplies – 0.4%
Becton, Dickinson and Company, 6.125%	10,563	693,567

Health Sciences Fund (continued)

	Shares or
	Principal
	Amount	Value
PREFERRED SECURITIES (continued)
Health care equipment and supplies (continued)
Sartorius AG	2,819	$512,121
		1,205,688
Information technology – 0.1%
Software – 0.1%
Doximity, Inc. (A)(B)(C)	63,738	310,404
TOTAL PREFERRED SECURITIES (Cost $1,741,122)		$2,134,860

CONVERTIBLE BONDS - 0.1%
Health care - 0.1%
Ironwood Pharmaceuticals, Inc.
2.250%, 06/15/2022	$368,000	494,977
TOTAL CONVERTIBLE BONDS (Cost $460,724)		$494,977

RIGHTS – 0.0%
Wright Medical Group NV (Expiration
Date: 1-2-24) (C)(D)	10,400	14,040
TOTAL RIGHTS (Cost $26,000)		$14,040

SHORT-TERM INVESTMENTS – 0.0%
Money market funds – 0.0%
T. Rowe Price Government Money Fund,
1.9797% (E)	1,000	1,000
TOTAL SHORT-TERM INVESTMENTS (Cost $1,000)		$1,000
Total Investments (Health Sciences Fund)
(Cost $244,559,325) – 100.3%		$310,450,734
Other assets and liabilities, net – (0.3%)		(1,011,817)
TOTAL NET ASSETS – 100.0%		$309,438,917

Security Abbreviations and Legend

ADR	American Depositary Receipt
(A)	Direct placement securities are restricted as to resale, and the fund has limited rights to registration under the Securities Act of 1933. For more information on this security refer to the Notes to financial statements.
(B)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(C)	Non-income producing security.
(D)	Strike price and/or expiration date not available.
(E)	The rate shown is the annualized seven-day yield as of 8-31-18.

International Growth Stock Fund

	Shares or
	Principal
	Amount	Value
COMMON STOCKS - 95.8%
Australia - 3.8%
Amcor, Ltd.	1,404,755	$14,454,384
Brambles, Ltd.	1,132,322	8,943,029
CSL, Ltd.	33,947	5,565,170
		28,962,583
Brazil - 3.7%
B3 SA - Brasil Bolsa Balcao	2,411,440	12,882,800
Banco Bradesco SA, ADR	1,492,632	10,358,866
Kroton Educacional SA	2,096,297	5,259,914
		28,501,580
Canada - 9.7%
Canadian National Railway Company	126,927	11,288,236
CGI Group, Inc., Class A (A)	424,539	27,876,434
Great-West Lifeco, Inc.	235,300	5,740,959
Nutrien, Ltd.	148,913	8,368,796
PrairieSky Royalty, Ltd.	587,990	10,813,609

The accompanying notes are an integral part of the financial statements.	35

John Hancock Funds II
Portfolio of Investments — August 31, 2018 (showing percentage of total net assets)

International Growth Stock Fund (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Canada (continued)
Suncor Energy, Inc.	235,937	$9,712,288
		73,800,322
China - 5.0%
Baidu, Inc., ADR (A)	41,430	9,383,065
Henan Shuanghui Investment &
Development Company Ltd., Class A	2,631,658	8,965,391
Kweichow Moutai Company, Ltd., Class A	100,471	9,701,427
Wuliangye Yibin Company Ltd., Class A	638,005	5,795,544
Yum China Holdings, Inc.	108,192	4,184,867
		38,030,294
Denmark - 1.4%
Carlsberg A/S, Class B	90,777	11,087,215
France - 7.9%
Essilor International Cie Generale
d’Optique SA	63,616	9,192,189
Pernod Ricard SA	82,864	13,080,023
Schneider Electric SE	188,376	15,308,396
Vinci SA	143,991	13,759,034
Vivendi SA	361,010	9,383,018
		60,722,660
Germany - 9.7%
Allianz SE	76,024	16,203,932
Deutsche Boerse AG	175,159	24,171,813
Deutsche Post AG	225,856	8,213,790
GEA Group AG	173,574	6,593,134
SAP SE	160,230	19,235,314
		74,417,983
Hong Kong - 3.0%
CK Hutchison Holdings, Ltd.	1,182,372	13,631,679
Galaxy Entertainment Group, Ltd.	1,309,910	9,702,582
		23,334,261
Italy - 2.6%
FinecoBank Banca Fineco SpA	272,555	3,249,133
Intesa Sanpaolo SpA	3,056,683	7,546,211
Mediobanca Banca di Credito
Finanziario SpA	966,709	9,001,660
		19,797,004
Japan - 7.0%
Asahi Group Holdings, Ltd.	242,000	10,928,063
FANUC Corp.	48,288	9,468,539
Hoya Corp.	219,000	12,796,166
Japan Tobacco, Inc.	192,300	5,055,808
Kao Corp.	122,400	9,498,090
Keyence Corp.	10,746	6,083,400
		53,830,066
Mexico - 2.5%
Fomento Economico Mexicano SAB de
CV, ADR	199,187	19,098,050
Netherlands - 4.5%
ING Groep NV	671,404	9,120,228
Royal Dutch Shell PLC, B Shares	248,915	8,239,532
Wolters Kluwer NV	271,709	17,238,144
		34,597,904
Singapore - 2.0%
United Overseas Bank, Ltd.	776,734	15,308,262
South Korea - 3.4%
NAVER Corp.	23,799	16,069,442
Samsung Electronics Company, Ltd.	232,962	10,127,011
		26,196,453
Spain - 1.5%
Amadeus IT Group SA	123,161	11,421,127

International Growth Stock Fund (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Sweden - 3.0%
Investor AB, B Shares	501,583	$22,644,683
Switzerland - 6.9%
Cie Financiere Richemont SA	157,016	13,864,675
Julius Baer Group, Ltd. (A)	158,710	8,421,374
Kuehne + Nagel International AG	55,355	8,936,675
Novartis AG	187,940	15,591,913
UBS Group AG (A)	368,533	5,752,792
		52,567,429
Taiwan - 2.4%
Taiwan Semiconductor
Manufacturing Company, Ltd.	2,177,000	18,240,411
Thailand - 0.8%
Kasikornbank PCL, NVDR	932,800	6,015,247
Turkey - 0.5%
Akbank Turk AS	4,310,098	3,791,826
United Kingdom - 10.7%
British American Tobacco PLC	251,168	12,145,757
Compass Group PLC	545,651	11,748,508
Informa PLC	1,097,167	10,849,015
Reckitt Benckiser Group PLC	156,742	13,351,580
RELX PLC	815,040	18,102,468
TechnipFMC PLC	213,692	6,552,432
Unilever NV	152,599	8,774,673
		81,524,433
United States - 3.8%
Broadcom, Inc.	88,627	19,411,972
Philip Morris International, Inc.	120,005	9,347,189
		28,759,161
TOTAL COMMON STOCKS (Cost $576,338,542)		$732,648,954

SHORT-TERM INVESTMENTS - 4.1%
Money market funds - 4.1%
JPMorgan U.S. Treasury Plus Money
Market Fund, Institutional Class,
1.7986% (B)	30,858,331	30,858,331
TOTAL SHORT-TERM INVESTMENTS (Cost $30,858,331)		$30,858,331
Total Investments (International Growth Stock Fund)
(Cost $607,196,873) - 99.9%		$763,507,285
Other assets and liabilities, net - 0.1%		1,103,981
TOTAL NET ASSETS - 100.0%		$764,611,266

Security Abbreviations and Legend

ADR	American Depositary Receipt
NVDR	Non-Voting Depositary Receipt
(A)	Non-income producing security.
(B)	The rate shown is the annualized seven-day yield as of 8-31-18.

International Small Cap Fund

	Shares or
	Principal
	Amount	Value
COMMON STOCKS - 92.1%
Belgium - 2.8%
Barco NV	62,241	$8,564,728
Ontex Group NV	255,247	7,326,684
		15,891,412
Brazil - 2.2%
Camil Alimentos SA	3,322,700	5,612,476
Grendene SA	1,714,400	3,013,701
M Dias Branco SA	344,100	3,574,396
		12,200,573

The accompanying notes are an integral part of the financial statements.	36

John Hancock Funds II
Portfolio of Investments — August 31, 2018 (showing percentage of total net assets)

International Small Cap Fund (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Canada - 8.7%
Alamos Gold, Inc., Class A	543,400	$2,385,529
Badger Daylighting, Ltd. (A)	323,800	7,198,037
Canaccord Genuity Group, Inc. (A)	1,140,406	6,160,814
Canada Goose Holdings, Inc. (B)	61,000	3,705,341
Canadian Western Bank	279,620	7,606,521
Gran Tierra Energy, Inc. (B)	1,416,000	4,893,609
Mullen Group, Ltd.	433,770	5,341,520
Russel Metals, Inc.	133,200	2,912,028
ShawCor, Ltd.	235,700	4,956,021
The North West Company, Inc. (A)	186,700	4,130,290
		49,289,710
China - 5.6%
China ZhengTong Auto Services
Holdings, Ltd.	6,127,500	3,761,488
Goodbaby International Holdings, Ltd.	11,563,000	4,746,576
Greatview Aseptic Packaging
Company, Ltd.	7,167,500	3,832,500
Hollysys Automation Technologies, Ltd.	288,686	6,264,486
Shanghai Haohai Biological Technology
Company, Ltd., H Shares (C)	686,300	5,135,729
Xtep International Holdings, Ltd.	12,364,000	8,260,953
		32,001,732
Denmark - 1.2%
Nilfisk Holding A/S (B)	144,459	7,035,660
Finland - 4.2%
Amer Sports OYJ (B)	336,094	11,298,732
Huhtamaki OYJ	265,808	9,523,160
Outotec OYJ (B)	383,714	2,889,708
		23,711,600
Germany - 4.5%
Gerresheimer AG	114,174	9,548,227
Jenoptik AG	209,619	8,246,794
zooplus AG (B)	47,485	7,804,749
		25,599,770
Hong Kong - 4.0%
PAX Global Technology, Ltd. (A)	10,000,000	4,946,342
Stella International Holdings, Ltd.	2,057,500	2,070,050
Techtronic Industries Company, Ltd.	1,798,200	11,009,094
Value Partners Group, Ltd.	7,086,000	4,835,979
		22,861,465
India - 1.3%
DCB Bank, Ltd.	195,600	494,420
Dewan Housing Finance Corp., Ltd.	721,494	6,796,904
Welspun India, Ltd.	97,748	104,331
		7,395,655
Italy - 4.7%
Azimut Holding SpA	204,517	3,252,822
Interpump Group SpA	321,790	10,136,761
Technogym SpA (C)	951,685	9,485,771
Tod’s SpA (A)	50,393	3,494,851
		26,370,205
Japan - 20.2%
Anicom Holdings, Inc.	210,800	7,117,762
Asahi Company, Ltd.	227,500	2,950,524
Asics Corp.	518,000	7,743,750
Bunka Shutter Company, Ltd.	576,800	4,279,594
Daibiru Corp.	491,200	5,116,755
Descente, Ltd.	309,760	6,085,769
Dowa Holdings Company, Ltd.	199,600	5,966,977
Fuji Oil Holdings, Inc.	263,300	8,003,947
Idec Corp.	213,800	4,470,866
IDOM, Inc. (A)	915,300	3,091,630

International Small Cap Fund (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Japan (continued)
Kobayashi Pharmaceutical Company, Ltd.	89,600	$6,429,737
Meitec Corp.	155,811	7,506,149
Morita Holdings Corp.	247,900	5,338,343
N Field Company, Ltd.	304,800	4,860,193
Nihon Parkerizing Company, Ltd.	318,500	4,226,259
Shinoken Group Company, Ltd.	169,300	2,655,335
Square Enix Holdings Company, Ltd.	65,500	2,984,359
TechnoPro Holdings, Inc.	116,200	7,240,957
Tsumura & Company	334,200	11,414,517
Ushio, Inc.	183,300	2,416,766
Zojirushi Corp.	343,400	4,602,737
		114,502,926
Luxembourg - 2.7%
Grand City Properties SA	277,467	7,571,424
Stabilus SA	85,414	7,506,986
		15,078,410
Netherlands - 4.1%
Aalberts Industries NV	25,671	1,102,105
Accell Group NV	154,295	3,172,151
Arcadis NV	374,349	6,646,001
Beter Bed Holding NV (A)	92,900	590,463
Intertrust NV (C)	230,367	4,219,374
PostNL NV (A)	2,312,248	7,753,045
		23,483,139
Norway - 0.5%
Ekornes ASA	1,130	18,708
XXL ASA (C)	468,713	2,607,313
		2,626,021
Philippines - 0.5%
Vista Land & Lifescapes, Inc.	25,009,100	2,993,585
Poland - 0.8%
CCC SA	79,332	4,620,693
Singapore - 0.1%
Sakari Resources, Ltd. (B)(D)	1,380,000	784,234
South Korea - 2.6%
BNK Financial Group, Inc.	652,144	4,888,160
DGB Financial Group, Inc.	897,396	8,261,837
Hyundai Mipo Dockyard
Company, Ltd. (B)	20,111	1,766,084
		14,916,081
Spain - 1.3%
Construcciones y Auxiliar de
Ferrocarriles SA	167,291	7,429,332
Sweden - 4.4%
Cloetta AB, B Shares	1,274,423	3,825,080
Duni AB	202,823	2,594,483
Granges AB	345,161	4,043,155
Tethys Oil AB	349,460	3,909,255
Thule Group AB (C)	452,920	10,728,269
		25,100,242
Switzerland - 3.8%
Bucher Industries AG	26,005	9,111,856
Logitech International SA	126,540	6,259,934
Luxoft Holding, Inc. (B)	76,600	3,569,560
Tecan Group AG	11,214	2,682,040
		21,623,390
Taiwan - 5.2%
Chicony Electronics Company, Ltd.	2,434,611	5,123,973
Giant Manufacturing Company, Ltd.	1,238,746	5,347,119
King Yuan Electronics Company, Ltd.	9,666,000	6,830,477
Merida Industry Company, Ltd.	875,000	4,202,551

The accompanying notes are an integral part of the financial statements.	37

John Hancock Funds II
Portfolio of Investments — August 31, 2018 (showing percentage of total net assets)

International Small Cap Fund (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Taiwan (continued)
Tripod Technology Corp.	2,564,000	$7,914,798
		29,418,918
Thailand - 0.1%
LPN Development PCL	839,200	253,939
United Kingdom - 6.6%
Bellway PLC	62,378	2,363,135
Bovis Homes Group PLC	196,434	2,870,820
Card Factory PLC	1,080,529	2,665,434
De La Rue PLC	358,179	2,197,209
Greggs PLC	479,150	6,609,454
Man Group PLC	4,001,390	8,928,599
Oxford Instruments PLC	567,631	7,132,905
SIG PLC	2,706,516	4,565,569
		37,333,125
TOTAL COMMON STOCKS (Cost $405,452,520)		$522,521,817

PREFERRED SECURITIES - 0.4%
Brazil - 0.4%
Alpargatas SA	771,700	2,292,497
TOTAL PREFERRED SECURITIES (Cost $1,860,667)		$2,292,497

EXCHANGE-TRADED FUNDS - 1.8%
iShares MSCI EAFE Small-Cap ETF	159,700	10,017,981
TOTAL EXCHANGE-TRADED FUNDS (Cost $10,193,177)		$10,017,981

SECURITIES LENDING COLLATERAL - 3.8%
John Hancock Collateral Trust,
2.0611% (E)(F)	2,110,894	21,121,812
TOTAL SECURITIES LENDING COLLATERAL
(Cost $21,115,367)		$21,121,812

SHORT-TERM INVESTMENTS - 4.8%
U.S. Government Agency - 4.8%
Federal Home Loan Bank Discount Note
1.830%, 09/04/2018 *	$27,300,000	27,300,000
TOTAL SHORT-TERM INVESTMENTS (Cost $27,295,837)		$27,300,000
Total Investments (International Small Cap Fund)
(Cost $465,917,568) - 102.9%		$583,254,107
Other assets and liabilities, net - (2.9%)		(16,173,625)
TOTAL NET ASSETS - 100.0%		$567,080,482

Security Abbreviations and Legend

(A)	All or a portion of this security is on loan as of 8-31-18.
(B)	Non-income producing security.
(C)	These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration.
(D)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(E)	The rate shown is the annualized seven-day yield as of 8-31-18.
(F)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.
*	Yield represents either the annualized yield at the date of purchase, the stated coupon rate or, for floating rate securities, the rate at period end.

International Strategic Equity Allocation Fund

	Shares or
	Principal
	Amount	Value
COMMON STOCKS - 92.5%
Australia - 5.3%
AGL Energy, Ltd.	63,584	$950,526
Alumina, Ltd.	236,126	488,639
Amcor, Ltd.	111,910	1,151,510
AMP, Ltd.	283,474	681,569
APA Group	114,259	821,313
Aristocrat Leisure, Ltd.	55,766	1,268,520
ASX, Ltd.	18,707	911,164
Aurizon Holdings, Ltd.	194,318	588,244
AusNet Services	169,829	201,288
Australia & New Zealand Banking
Group, Ltd. (A)	283,391	6,022,297
Bank of Queensland, Ltd.	37,377	309,355
Bendigo & Adelaide Bank, Ltd.	46,276	386,258
BHP Billiton PLC	186,865	3,997,880
BHP Billiton, Ltd.	311,481	7,482,537
BlueScope Steel, Ltd.	53,982	671,910
Boral, Ltd.	113,688	572,287
Brambles, Ltd.	154,109	1,217,146
Caltex Australia, Ltd.	24,925	541,629
Challenger, Ltd.	53,209	414,748
CIMIC Group, Ltd.	9,500	336,936
Coca-Cola Amatil, Ltd.	48,703	329,633
Cochlear, Ltd.	5,563	865,031
Commonwealth Bank of Australia (A)	169,949	8,713,793
Computershare, Ltd.	44,549	616,356
Crown Resorts, Ltd.	36,612	374,410
CSL, Ltd.	43,849	7,188,474
Dexus	98,510	760,509
Domino’s Pizza Enterprises, Ltd. (A)	5,918	230,583
Flight Centre Travel Group, Ltd.	5,371	225,535
Fortescue Metals Group, Ltd.	151,558	417,623
Goodman Group (A)	156,927	1,208,685
Harvey Norman Holdings, Ltd. (A)	54,555	141,308
Healthscope, Ltd.	167,927	264,950
Incitec Pivot, Ltd.	161,904	456,644
Insurance Australia Group, Ltd.	235,842	1,310,706
LendLease Group	56,576	834,375
Macquarie Group, Ltd.	31,392	2,936,203
Medibank Pvt., Ltd.	278,205	608,756
Mirvac Group	358,577	628,231
MMG, Ltd. (B)	184,000	92,329
National Australia Bank, Ltd. (A)	263,604	5,390,675
Newcrest Mining, Ltd.	73,722	1,022,681
Oil Search, Ltd.	131,793	850,708
Orica, Ltd.	36,554	463,137
Origin Energy, Ltd. (B)	169,978	972,784
QBE Insurance Group, Ltd.	135,491	1,075,178
Ramsay Health Care, Ltd.	13,701	549,222
REA Group, Ltd.	4,980	327,467
Santos, Ltd.	171,106	836,114
Scentre Group	516,775	1,529,988
SEEK, Ltd.	32,119	519,439
Sonic Healthcare, Ltd.	38,782	732,110
South32, Ltd.	502,095	1,255,809
Stockland	236,305	703,072
Suncorp Group, Ltd.	129,800	1,447,491
Sydney Airport	106,738	554,224
Tabcorp Holdings, Ltd.	185,381	640,920
Telstra Corp., Ltd.	404,602	904,153
The GPT Group	174,378	648,636
TPG Telecom, Ltd. (A)	35,648	221,576
Transurban Group	215,490	1,866,074
Treasury Wine Estates, Ltd.	69,636	978,849
Vicinity Centres	318,443	635,043
Wesfarmers, Ltd.	109,949	4,079,560

The accompanying notes are an integral part of the financial statements.	38

John Hancock Funds II
Portfolio of Investments — August 31, 2018 (showing percentage of total net assets)

International Strategic Equity Allocation Fund (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Australia (continued)
Westpac Banking Corp. (A)	330,063	$6,778,830
Woodside Petroleum, Ltd.	87,068	2,309,935
Woolworths Group, Ltd.	126,383	2,579,691
		97,093,256
Austria - 0.2%
ANDRITZ AG	6,480	383,947
Erste Group Bank AG (B)	26,757	1,065,626
OMV AG	13,081	693,517
Raiffeisen Bank International AG	13,046	371,378
voestalpine AG	10,226	459,643
		2,974,111
Belgium - 0.7%
Ageas	17,627	912,740
Anheuser-Busch InBev SA	67,340	6,278,997
Colruyt SA	5,159	306,683
Groupe Bruxelles Lambert SA	7,196	755,358
KBC Group NV	22,269	1,583,326
Proximus SADP	13,392	308,496
Solvay SA	6,508	866,515
Telenet Group Holding NV (A)(B)	4,516	247,041
UCB SA (A)	11,264	1,031,102
Umicore SA (A)	18,364	1,024,333
		13,314,591
Brazil - 1.0%
Ambev SA	422,100	1,953,447
Atacadao Distribuicao Comercio e
Industria, Ltd.	34,900	124,585
B3 SA - Brasil Bolsa Balcao	184,220	984,171
Banco Bradesco SA	90,506	557,955
Banco do Brasil SA	77,000	569,026
Banco Santander Brasil SA	36,900	313,457
BB Seguridade Participacoes SA	65,400	393,065
BR Malls Participacoes SA (B)	73,435	164,968
BRF SA (B)	47,200	233,271
CCR SA	108,500	249,333
Centrais Eletricas Brasileiras SA (B)	20,400	79,234
Cia de Saneamento Basico do Estado de
Sao Paulo	30,500	182,711
Cia Siderurgica Nacional SA (B)	55,800	120,283
Cielo SA	109,360	405,425
Cosan SA	14,100	120,468
EDP - Energias do Brasil SA	26,800	88,235
Embraer SA	59,300	285,355
Engie Brasil Energia SA	14,300	129,550
Equatorial Energia SA	14,800	207,115
Fibria Celulose SA	22,300	433,506
Hypera SA	31,000	208,539
IRB Brasil Resseguros SA	10,300	150,311
JBS SA	85,300	196,857
Klabin SA	62,400	327,083
Kroton Educacional SA	125,000	313,643
Localiza Rent a Car SA	44,615	235,830
Lojas Renner SA	63,490	440,818
M Dias Branco SA	9,000	93,489
Magazine Luiza SA	6,800	217,451
Multiplan Empreendimentos
Imobiliarios SA	24,700	112,976
Natura Cosmeticos SA	17,300	123,174
Odontoprev SA	23,200	74,616
Petrobras Distribuidora SA	30,800	149,573
Petroleo Brasileiro SA	266,500	1,444,679
Porto Seguro SA	9,600	129,348

International Strategic Equity Allocation Fund (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Brazil (continued)
Raia Drogasil SA	20,600	$389,433
Rumo SA (B)	97,400	340,282
Sul America SA	20,096	113,330
Suzano Papel e Celulose SA	39,600	459,963
TIM Participacoes SA	74,800	225,698
Ultrapar Participacoes SA	32,100	324,460
Vale SA	283,870	3,736,984
WEG SA	74,820	351,588
		17,755,285
Canada - 7.2%
Agnico Eagle Mines, Ltd.	22,467	774,380
Alimentation Couche-Tard, Inc., Class B	41,668	1,994,955
AltaGas, Ltd. (A)	26,242	487,639
ARC Resources, Ltd.	34,770	369,015
Atco, Ltd., Class I	8,308	248,349
Aurora Cannabis, Inc. (A)(B)	62,856	423,857
Bank of Montreal	62,379	5,113,166
Barrick Gold Corp.	112,602	1,151,906
BCE, Inc.	15,989	652,180
BlackBerry, Ltd. (B)	49,595	527,873
Bombardier, Inc., Class B (A)(B)	202,542	668,932
Brookfield Asset Management, Inc.,
Class A	81,643	3,488,440
CAE, Inc.	27,154	542,040
Cameco Corp.	38,527	400,327
Canadian Imperial Bank of Commerce	42,581	3,990,541
Canadian National Railway Company	71,254	6,336,965
Canadian Natural Resources, Ltd.	116,929	3,992,610
Canadian Pacific Railway, Ltd.	13,953	2,934,834
Canadian Tire Corp., Ltd., Class A	6,156	770,184
Canadian Utilities, Ltd., Class A	13,663	332,414
CCL Industries, Inc., Class B	14,587	702,747
Cenovus Energy, Inc.	100,555	932,349
CGI Group, Inc., Class A (B)	25,192	1,654,178
CI Financial Corp.	28,602	460,262
Constellation Software, Inc.	1,960	1,494,541
Crescent Point Energy Corp.	53,723	329,748
Dollarama, Inc.	30,180	1,141,290
ECN Capital Corp.	6,400	18,048
Emera, Inc.	6,856	216,923
Empire Company, Ltd., Class A (A)	17,089	325,804
Enbridge, Inc.	162,391	5,538,715
Encana Corp.	93,863	1,242,876
Fairfax Financial Holdings, Ltd.	2,796	1,535,036
Finning International, Inc.	16,968	394,360
First Capital Realty, Inc.	19,498	305,394
First Quantum Minerals, Ltd.	66,603	835,472
Fortis, Inc.	41,721	1,365,763
Franco-Nevada Corp.	17,920	1,145,507
George Weston, Ltd.	5,336	415,595
Gildan Activewear, Inc.	21,684	639,055
Goldcorp, Inc.	83,743	904,809
Great-West Lifeco, Inc. (A)	32,940	803,686
H&R Real Estate Investment Trust (A)	16,732	260,404
Husky Energy, Inc.	34,954	578,013
Hydro One, Ltd. (C)	34,373	507,825
IGM Financial, Inc.	9,782	272,922
Imperial Oil, Ltd. (A)	28,830	898,480
Industrial Alliance Insurance & Financial
Services, Inc.	11,867	491,958
Intact Financial Corp.	14,545	1,153,569
Inter Pipeline, Ltd.	37,565	690,275
Keyera Corp. (A)	20,273	558,634
The accompanying notes are an integral part of the financial statements.	39

John Hancock Funds II
Portfolio of Investments — August 31, 2018 (showing percentage of total net assets)

International Strategic Equity Allocation Fund (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Canada (continued)
Kinross Gold Corp. (B)	121,052	$361,765
Linamar Corp. (A)	4,921	216,373
Loblaw Companies, Ltd.	19,037	984,672
Lundin Mining Corp.	65,149	310,519
Magna International, Inc.	33,270	1,801,424
Methanex Corp.	6,642	484,637
Metro, Inc.	24,037	752,607
National Bank of Canada (A)	33,663	1,684,698
Nutrien, Ltd.	62,008	3,484,802
Onex Corp.	8,709	624,779
Open Text Corp.	25,978	1,018,815
Pembina Pipeline Corp.	48,853	1,666,243
Power Corp. of Canada	38,462	862,079
Power Financial Corp.	28,614	667,221
PrairieSky Royalty, Ltd. (A)	20,991	386,041
Restaurant Brands International, Inc.	22,565	1,294,245
RioCan Real Estate Investment Trust (A)	17,789	344,330
Rogers Communications, Inc., Class B	35,361	1,832,269
Royal Bank of Canada	138,636	11,012,266
Saputo, Inc. (A)	23,237	711,533
Seven Generations Energy, Ltd.,
Class A (B)	26,019	306,247
Shaw Communications, Inc., Class B	44,375	894,981
Shopify, Inc., Class A (B)	8,407	1,223,106
SmartCentres Real Estate Investment Trust	8,355	198,151
SNC-Lavalin Group, Inc.	17,582	707,726
Sun Life Financial, Inc.	61,174	2,431,491
Suncor Energy, Inc.	157,626	6,488,635
Teck Resources, Ltd., Class B	49,630	1,118,481
TELUS Corp. (A)	20,154	747,320
The Bank of Nova Scotia	115,509	6,685,360
The Toronto-Dominion Bank	176,881	10,660,299
Thomson Reuters Corp.	28,413	1,263,671
Tourmaline Oil Corp.	25,265	411,597
TransCanada Corp.	84,792	3,611,295
Turquoise Hill Resources, Ltd. (B)	102,424	237,812
Vermilion Energy, Inc. (A)	14,308	454,348
West Fraser Timber Company, Ltd.	6,024	399,615
Wheaton Precious Metals Corp. (A)	42,885	734,796
WSP Global, Inc.	10,306	554,866
		132,645,960
Chile - 0.3%
Aguas Andinas SA, Class A	225,787	121,609
Antofagasta PLC	34,619	362,634
Banco de Chile	2,256,288	324,245
Banco de Credito e Inversiones SA	3,963	253,614
Banco Santander Chile	5,910,797	449,427
Cencosud SA	128,301	302,376
Cia Cervecerias Unidas SA	13,573	178,927
Colbun SA	737,989	155,849
Empresa Nacional de
Telecomunicaciones SA	12,218	100,476
Empresas CMPC SA	107,860	421,109
Empresas COPEC SA	34,400	524,009
Enel Americas SA	2,565,596	380,556
Enel Chile SA	2,468,485	241,356
Itau CorpBanca	13,094,664	123,993
Latam Airlines Group SA	26,076	244,639
SACI Falabella	64,528	509,137
		4,693,956
China - 6.0%
3SBio, Inc. (C)	105,600	201,605
51job, Inc., ADR (B)	1,900	146,889

International Strategic Equity Allocation Fund (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
China (continued)
58.com, Inc., ADR (A)(B)	7,400	$562,992
AAC Technologies Holdings, Inc.	58,600	651,290
Agile Group Holdings, Ltd.	131,900	215,733
Agricultural Bank of China, Ltd., H Shares	2,345,200	1,136,429
Air China, Ltd., H Shares	159,300	149,519
Alibaba Group Holding, Ltd., ADR (A)(B)	92,500	16,188,425
Aluminum Corp. of China, Ltd., H
Shares (A)(B)	300,600	125,988
Angang Steel Company, Ltd., H Shares	82,000	80,790
Anhui Conch Cement Company, Ltd., H
Shares (A)	98,600	601,503
ANTA Sports Products, Ltd.	86,500	471,705
Autohome, Inc., ADR (A)	4,700	388,267
AviChina Industry & Technology
Company, Ltd., H Shares	162,000	93,997
BAIC Motor Corp., Ltd., H Shares (C)	134,500	113,163
Baidu, Inc., ADR (B)	22,100	5,005,208
Bank of China, Ltd., H Shares	6,365,600	2,860,429
Bank of Communications Company, Ltd.,
H Shares	700,900	506,526
BBMG Corp., H Shares	178,000	66,306
Beijing Capital International Airport
Company, Ltd., H Shares	128,900	137,398
BYD Company, Ltd., H Shares (A)	49,000	288,874
BYD Electronic International
Company, Ltd.	51,400	54,118
CAR, Inc. (A)(B)	57,000	45,783
CGN Power Company, Ltd., H Shares (C)	877,900	208,246
China Cinda Asset Management
Company, Ltd., H Shares	739,200	191,328
China CITIC Bank Corp., Ltd., H Shares	723,000	451,722
China Coal Energy Company, Ltd.,
H Shares	156,000	66,433
China Communications
Construction Company, Ltd., H Shares	358,500	356,200
China Communications Services Corp.,
Ltd., H Shares	183,200	151,780
China Conch Venture Holdings, Ltd.	130,300	448,380
China Construction Bank Corp., H Shares	7,707,500	6,788,275
China Eastern Airlines Corp., Ltd.,
H Shares	106,000	68,264
China Everbright Bank Company, Ltd.,
H Shares	193,000	80,698
China Evergrande Group (A)	211,900	761,547
China Galaxy Securities Company, Ltd., H
Shares (A)	304,000	148,933
China Huarong Asset Management
Company, Ltd., H Shares (C)	839,600	174,537
China Huishan Dairy Holdings
Company, Ltd. (B)(D)	175,000	0
China International Capital Corp., Ltd., H
Shares (C)	79,200	145,174
China International Marine Containers
Group Company, Ltd., H Shares	32,700	34,783
China Life Insurance Company, Ltd.,
H Shares	600,200	1,359,340
China Literature, Ltd. (B)(C)	13,800	97,148
China Longyuan Power Group Corp., Ltd.,
H Shares	261,700	220,548
China Medical System Holdings, Ltd.	114,300	189,447
China Merchants Bank Company, Ltd.,
H Shares	312,700	1,201,117
China Minsheng Banking Corp., Ltd.,
H Shares	501,020	358,959

The accompanying notes are an integral part of the financial statements.	40

John Hancock Funds II
Portfolio of Investments — August 31, 2018 (showing percentage of total net assets)

International Strategic Equity Allocation Fund (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
China (continued)
China Molybdenum Company, Ltd., H
Shares (A)	285,100	$117,155
China National Building Material
Company, Ltd., H Shares	313,700	293,942
China Oilfield Services, Ltd., H Shares	137,700	122,240
China Pacific Insurance Group
Company, Ltd., H Shares	214,400	800,099
China Petroleum & Chemical Corp.,
H Shares	2,041,300	2,053,929
China Railway Construction Corp., Ltd.,
H Shares	150,500	182,064
China Railway Group, Ltd., H Shares	309,600	267,581
China Railway Signal & Communication
Corp., Ltd., H Shares (C)	113,000	79,939
China Reinsurance Group Corp., H Shares	569,000	112,405
China Resources Pharmaceutical
Group, Ltd. (C)	120,100	192,195
China Shenhua Energy Company, Ltd.,
H Shares	272,000	607,513
China Southern Airlines Company, Ltd.,
H Shares	140,800	93,209
China Telecom Corp., Ltd., H Shares	1,109,100	521,613
China Vanke Company, Ltd., H Shares	101,300	351,451
China Zhongwang Holdings, Ltd.	124,800	58,560
Chongqing Changan Automobile
Company, Ltd., B Shares	55,100	48,313
Chongqing Rural Commercial Bank
Company, Ltd., H Shares	191,700	103,399
CIFI Holdings Group Company, Ltd.	292,000	169,599
CITIC Securities Company, Ltd., H Shares	183,200	328,534
CNOOC, Ltd.	1,427,500	2,532,916
COSCO SHIPPING Development
Company, Ltd., H Shares (B)	286,000	41,565
COSCO SHIPPING Energy Transportation
Company, Ltd., H Shares (A)	94,000	41,105
COSCO SHIPPING Holdings
Company, Ltd., H Shares (B)	197,000	82,154
Country Garden Holdings Company, Ltd.	610,300	909,834
CRRC Corp., Ltd., H Shares	336,500	278,988
CSPC Pharmaceutical Group, Ltd.	374,300	945,371
Ctrip.com International, Ltd., ADR (A)(B)	31,400	1,229,310
Dali Foods Group Company, Ltd. (C)	156,500	113,684
Datang International Power Generation
Company, Ltd., H Shares	234,000	59,965
Dongfeng Motor Group Company, Ltd.,
H Shares	225,300	251,858
ENN Energy Holdings, Ltd.	61,100	556,997
Fang Holdings, Ltd., ADR (B)	15,900	48,813
Fosun International, Ltd.	208,000	376,860
Future Land Development Holdings, Ltd.	136,000	105,377
Fuyao Glass Industry Group
Company, Ltd., H Shares (C)	38,500	142,112
GDS Holdings, Ltd., ADR (A)(B)	4,500	171,765
Geely Automobile Holdings, Ltd.	395,300	841,627
Genscript Biotech Corp. (B)	60,000	129,365
GF Securities Company, Ltd., H
Shares (A)	110,400	138,674
GOME Retail Holdings, Ltd. (A)(B)	822,200	79,649
Great Wall Motor Company, Ltd., H
Shares (A)	236,400	145,631
Greentown China Holdings, Ltd. (A)	66,000	66,510
Guangzhou Automobile Group
Company, Ltd., H Shares	245,080	266,310

International Strategic Equity Allocation Fund (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
China (continued)
Guangzhou R&F Properties
Company, Ltd., H Shares	73,600	$148,737
Guotai Junan Securities Company, Ltd., H
Shares (C)	45,600	94,280
Haitian International Holdings, Ltd.	48,400	97,131
Haitong Securities Company, Ltd.,
H Shares	266,900	236,126
Hengan International Group Company, Ltd.	58,100	523,456
HengTen Networks Group, Ltd. (B)	1,696,000	71,419
Huadian Power International Corp., Ltd.,
H Shares	124,000	46,135
Huaneng Power International, Inc.,
H Shares	349,700	224,761
Huaneng Renewables Corp., Ltd.,
H Shares	363,700	116,404
Huatai Securities Company, Ltd., H
Shares (C)	124,700	186,908
Huazhu Group, Ltd., ADR	10,500	361,410
Industrial & Commercial Bank of
China, Ltd., H Shares	5,561,800	4,107,934
Inner Mongolia Yitai Coal Company, Ltd.,
Class B	81,100	97,631
JD.com, Inc., ADR (B)	57,800	1,809,140
Jiangsu Expressway Company, Ltd.,
H Shares	92,900	117,492
Jiangxi Copper Company, Ltd., H
Shares (A)	95,400	113,157
Kaisa Group Holdings, Ltd.	162,000	60,354
Kingdee International Software Group
Company, Ltd.	164,000	187,138
Kingsoft Corp., Ltd.	63,200	115,086
KWG Group Holdings, Ltd.	96,500	103,392
Legend Holdings Corp., H Shares (C)	25,400	78,656
Lenovo Group, Ltd.	582,000	379,759
Logan Property Holdings Company, Ltd.	104,000	130,124
Longfor Group Holdings, Ltd.	119,400	332,114
Luye Pharma Group, Ltd. (C)	87,500	82,444
Meitu, Inc. (B)(C)	130,700	70,822
Metallurgical Corp. of China, Ltd.,
H Shares	218,000	59,766
Minth Group, Ltd. (A)	64,600	264,912
Momo, Inc., ADR (B)	9,300	430,497
NetEase, Inc., ADR	6,300	1,245,573
New China Life Insurance Company, Ltd.,
H Shares	67,300	305,239
New Oriental Education & Technology
Group, Inc., ADR	11,400	896,040
Noah Holdings, Ltd., ADR (A)(B)	2,200	103,488
PetroChina Company, Ltd., H Shares	1,686,700	1,240,170
PICC Property & Casualty Company, Ltd.,
H Shares	562,950	634,763
Ping An Insurance Group Company of
China, Ltd., H Shares	418,800	4,039,682
Postal Savings Bank of China
Company, Ltd., H Shares (C)	212,000	124,957
Semiconductor Manufacturing International
Corp. (A)(B)	240,800	283,589
Shandong Weigao Group Medical Polymer
Company, Ltd., H Shares	144,000	136,412
Shanghai Electric Group Company, Ltd., H
Shares (A)	204,000	63,960
Shanghai Fosun Pharmaceutical Group
Company, Ltd., H Shares	45,600	184,375

The accompanying notes are an integral part of the financial statements.	41

John Hancock Funds II
Portfolio of Investments — August 31, 2018 (showing percentage of total net assets)

International Strategic Equity Allocation Fund (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
China (continued)
Shanghai Lujiazui Finance & Trade Zone
Development Company, Ltd., B Shares	70,000	$94,528
Shanghai Pharmaceuticals Holding
Company, Ltd., H Shares	73,700	193,595
Shenzhou International Group
Holdings, Ltd.	60,400	793,333
Shui On Land, Ltd.	277,000	66,063
Sihuan Pharmaceutical Holdings
Group, Ltd.	289,400	64,215
SINA Corp. (B)	5,100	361,896
Sino-Ocean Group Holding, Ltd.	231,500	117,787
Sinopec Engineering Group
Company, Ltd., H Shares	100,500	104,804
Sinopec Shanghai Petrochemical
Company, Ltd., H Shares	283,700	166,769
Sinopharm Group Company, Ltd.,
H Shares	95,500	475,249
Sinotrans, Ltd., H Shares	155,000	65,029
Sinotruk Hong Kong, Ltd. (A)	52,500	78,410
SOHO China, Ltd.	158,700	63,727
Sunac China Holdings, Ltd.	194,300	637,593
Sunny Optical Technology Group
Company, Ltd.	57,100	727,800
TAL Education Group, ADR (B)	26,500	784,400
Tencent Holdings, Ltd.	456,100	19,606,449
The People’s Insurance Company Group of
China, Ltd., H Shares	635,200	275,537
Tingyi Cayman Islands Holding Corp.	158,700	283,569
Tong Ren Tang Technologies
Company, Ltd., H Shares	43,000	62,402
TravelSky Technology, Ltd., H Shares (A)	71,500	183,591
Tsingtao Brewery Company, Ltd.,
H Shares	31,000	147,426
Uni-President China Holdings, Ltd.	99,000	97,556
Vipshop Holdings, Ltd., ADR (B)	34,800	242,904
Want Want China Holdings, Ltd.	402,500	328,938
Weibo Corp., ADR (A)(B)	3,780	290,077
Weichai Power Company, Ltd., H Shares	164,000	173,932
Wuxi Biologics Cayman, Inc. (A)(B)(C)	39,500	390,438
Xinjiang Goldwind Science & Technology
Company, Ltd., H Shares	47,200	50,579
Xinyi Solar Holdings, Ltd.	226,000	67,409
Yangzijiang Shipbuilding Holdings, Ltd.	89,100	69,479
Yanzhou Coal Mining Company, Ltd.,
H Shares	156,700	181,408
Yum China Holdings, Inc.	29,384	1,136,573
Yuzhou Properties Company, Ltd.	128,000	68,114
YY, Inc., ADR (B)	3,700	282,791
Zhaojin Mining Industry Company, Ltd.,
H Shares	80,000	62,397
Zhejiang Expressway Company, Ltd.,
H Shares	109,800	87,176
ZhongAn Online P&C Insurance
Company, Ltd., H Shares (A)(B)(C)	12,500	53,653
Zhongsheng Group Holdings, Ltd.	43,000	94,422
Zhuzhou CRRC Times Electric
Company, Ltd., H Shares	44,900	242,473
Zijin Mining Group Company, Ltd.,
H Shares	437,200	163,366
ZTE Corp., H Shares	57,700	112,156
		109,111,422
Colombia - 0.1%
Bancolombia SA	21,529	231,818

International Strategic Equity Allocation Fund (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Colombia (continued)
Cementos Argos SA	43,348	$128,358
Ecopetrol SA	472,295	530,259
Grupo Argos SA	27,593	173,014
Grupo de Inversiones Suramericana SA	22,689	268,143
Interconexion Electrica SA ESP	40,777	180,984
		1,512,576
Czech Republic - 0.0%
CEZ AS	10,141	257,069
Komercni banka AS	4,579	190,400
Moneta Money Bank AS (C)	28,114	98,269
O2 Czech Republic AS	3,215	37,989
		583,727
Denmark - 1.6%
A.P. Moller - Maersk A/S, Series A	423	610,821
A.P. Moller - Maersk A/S, Series B	748	1,159,244
Carlsberg A/S, Class B	12,016	1,467,596
Chr. Hansen Holding A/S	11,108	1,129,670
Coloplast A/S, B Shares	13,516	1,449,313
Danske Bank A/S	84,844	2,500,445
DSV A/S	21,545	2,023,154
Genmab A/S (B)	6,987	1,212,636
H Lundbeck A/S	7,826	460,875
ISS A/S	18,770	657,535
Novo Nordisk A/S, B Shares	200,496	9,869,652
Novozymes A/S, B Shares	25,400	1,394,274
Orsted A/S (C)	21,249	1,344,971
Pandora A/S (A)	12,637	759,244
Tryg A/S (A)	14,645	360,157
Vestas Wind Systems A/S (A)	23,284	1,633,103
William Demant Holding A/S (B)	11,635	474,311
		28,507,001
Finland - 0.7%
Elisa OYJ	12,115	518,349
Fortum OYJ	38,304	969,505
Kone OYJ, B Shares	29,200	1,576,551
Metso OYJ	9,059	318,151
Neste OYJ	11,040	958,524
Nokia OYJ	485,634	2,710,485
Nokian Renkaat OYJ	9,943	410,498
Orion OYJ, Class B	9,027	331,983
Sampo OYJ, A Shares	39,133	2,002,715
Stora Enso OYJ, R Shares	47,598	885,897
UPM-Kymmene OYJ	46,112	1,778,751
Wartsila OYJ ABP	38,203	806,584
		13,267,993
France - 8.6%
Accor SA	19,160	959,618
Aeroports de Paris	3,020	664,456
Air Liquide SA	43,798	5,512,081
Airbus SE (A)	59,398	7,332,150
Alstom SA	15,774	695,678
Amundi SA (C)	6,149	443,445
Arkema SA	6,947	871,484
Atos SE	9,655	1,159,404
AXA SA	200,063	5,041,758
BioMerieux	4,207	370,326
BNP Paribas SA	114,920	6,765,698
Bollore SA	89,261	427,819
Bouygues SA	22,356	988,230
Bureau Veritas SA	26,800	689,533
Capgemini SE	16,307	2,101,918
Carrefour SA	59,306	1,061,177

The accompanying notes are an integral part of the financial statements.	42

John Hancock Funds II
Portfolio of Investments — August 31, 2018 (showing percentage of total net assets)

International Strategic Equity Allocation Fund (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
France (continued)
Casino Guichard Perrachon SA (A)	5,640	$179,658
Cie de Saint-Gobain	50,957	2,197,212
CNP Assurances	19,425	448,967
Compagnie Generale des Etablissements
Michelin SCA	17,392	2,058,499
Covivio	3,711	388,147
Credit Agricole SA	116,200	1,589,915
Danone SA	61,687	4,857,856
Dassault Aviation SA (A)	252	468,730
Dassault Systemes SE	13,185	2,139,686
Edenred	23,988	916,633
Eiffage SA	7,930	893,387
Electricite de France SA	59,880	980,155
Engie SA	186,611	2,739,066
Essilor International Cie Generale
d’Optique SA	21,237	3,068,639
Eurazeo SA	4,568	347,267
Eutelsat Communications SA	17,753	420,269
Faurecia SA	7,735	474,444
Gecina SA	4,581	787,582
Getlink	47,199	594,597
Hermes International	3,234	2,105,460
ICADE	3,298	321,691
Iliad SA	2,705	349,204
Imerys SA	3,610	259,460
Ingenico Group SA	6,037	424,419
Ipsen SA	3,843	684,836
JCDecaux SA	7,503	247,169
Kering SA	7,749	4,220,692
Klepierre SA	20,780	746,898
Legrand SA	27,086	2,040,772
L’Oreal SA	25,760	6,167,112
LVMH Moet Hennessy Louis Vuitton SE	28,513	9,995,295
Natixis SA	96,136	642,958
Orange SA	203,588	3,296,021
Pernod Ricard SA	21,671	3,420,752
Peugeot SA	60,126	1,656,739
Publicis Groupe SA	21,159	1,353,025
Remy Cointreau SA	2,276	318,653
Renault SA	19,667	1,698,662
Rexel SA	30,965	487,284
Safran SA	34,104	4,431,438
Sanofi	115,418	9,911,355
Schneider Electric SE	54,926	4,463,567
SCOR SE	17,660	713,911
SEB SA	2,287	426,569
Societe BIC SA	2,561	236,950
Societe Generale SA	78,456	3,212,570
Sodexo SA (A)	9,228	962,413
Suez	38,002	550,005
Teleperformance	5,870	1,128,662
Thales SA	10,821	1,525,217
TOTAL SA	246,135	15,434,632
Ubisoft Entertainment SA (B)	7,948	856,302
Unibail-Rodamco-Westfield	11,383	2,390,520
Unibail-Rodamco-Westfield (Amsterdam
Stock Exchange) (B)	54,617	570,405
Valeo SA	24,445	1,109,476
Veolia Environnement SA	54,456	1,147,128
Vinci SA	51,438	4,915,149
Vivendi SA	105,940	2,753,489
Wendel SA	2,801	414,717
		158,227,061

International Strategic Equity Allocation Fund (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Germany - 4.6%
1&1 Drillisch AG	3,468	$175,580
adidas AG	12,286	3,065,727
Allianz SE	29,093	6,200,950
Axel Springer SE	3,125	227,026
BASF SE	60,204	5,563,196
Bayer AG	58,918	5,498,499
Bayerische Motoren Werke AG	21,779	2,108,360
Beiersdorf AG	6,579	765,800
Brenntag AG	10,074	607,249
Commerzbank AG (B)	65,886	623,197
Continental AG	7,225	1,324,591
Covestro AG (C)	12,658	1,077,723
Daimler AG	59,514	3,848,801
Delivery Hero SE (B)(C)	5,972	329,032
Deutsche Bank AG	129,176	1,456,264
Deutsche Boerse AG	12,664	1,747,623
Deutsche Lufthansa AG	15,599	407,565
Deutsche Post AG	64,659	2,351,478
Deutsche Telekom AG (B)	217,746	3,511,520
Deutsche Wohnen SE	23,111	1,168,345
E.ON SE	144,437	1,541,958
Evonik Industries AG	10,700	398,760
Fraport AG Frankfurt Airport
Services Worldwide	2,698	242,525
Fresenius Medical Care AG &
Company KGaA	14,159	1,433,046
Fresenius SE & Company KGaA	27,333	2,087,442
GEA Group AG	11,370	431,885
Hannover Rueck SE	4,293	589,587
HeidelbergCement AG	9,755	776,664
Henkel AG & Company KGaA	6,828	761,910
HOCHTIEF AG	1,244	201,914
HUGO BOSS AG	4,129	329,734
Infineon Technologies AG	74,696	1,899,457
Innogy SE (C)	9,022	391,983
K+S AG	12,574	286,037
KION Group AG	4,639	316,753
LANXESS AG	5,699	447,629
Linde AG	7,654	1,543,518
Linde AG	5,325	1,212,407
MAN SE	2,220	241,295
Merck KGaA	8,502	893,378
METRO AG	11,662	182,199
MTU Aero Engines AG	3,402	747,229
Muenchener
Rueckversicherungs-Gesellschaft AG	10,412	2,243,110
OSRAM Licht AG	6,557	294,307
ProSiebenSat.1 Media SE	15,246	400,793
Puma SE	543	297,469
RWE AG	33,973	861,657
SAP SE	64,345	7,724,498
Siemens AG	50,135	6,507,734
Siemens Healthineers AG (B)(C)	9,728	442,087
Symrise AG	8,052	751,873
Telefonica Deutschland Holding AG	48,232	200,653
thyssenkrupp AG	28,558	659,901
TUI AG	38,911	718,232
Uniper SE	13,135	401,414
United Internet AG	8,007	421,339
Volkswagen AG	2,160	347,694
Vonovia SE	31,725	1,627,325
Wirecard AG	7,707	1,714,083

The accompanying notes are an integral part of the financial statements.	43

John Hancock Funds II
Portfolio of Investments — August 31, 2018 (showing percentage of total net assets)

International Strategic Equity Allocation Fund (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Germany (continued)
Zalando SE (B)(C)	7,288	$383,351
		85,013,356
Hong Kong - 3.3%
AIA Group, Ltd.	1,051,400	9,078,060
Alibaba Health Information
Technology, Ltd. (B)	281,100	284,846
Alibaba Pictures Group, Ltd. (B)	1,065,600	129,091
ASM Pacific Technology, Ltd.	26,200	276,552
Beijing Enterprises Holdings, Ltd.	42,500	204,067
Beijing Enterprises Water
Group, Ltd. (A)(B)	456,500	249,147
BOC Hong Kong Holdings, Ltd.	319,500	1,560,373
Brilliance China Automotive
Holdings, Ltd.	245,500	389,570
China Agri-Industries Holdings, Ltd.	160,000	63,650
China Everbright International, Ltd.	204,200	172,010
China Everbright, Ltd.	71,100	124,616
China First Capital Group, Ltd. (B)	242,000	129,531
China Gas Holdings, Ltd.	139,200	442,731
China Jinmao Holdings Group, Ltd.	438,900	207,230
China Mengniu Dairy Company, Ltd. (B)	219,900	635,342
China Merchants Port Holdings
Company, Ltd.	108,300	221,249
China Mobile, Ltd.	491,900	4,626,574
China Overseas Land & Investment, Ltd.	307,500	974,630
China Power International
Development, Ltd.	337,000	73,476
China Resources Beer Holdings
Company, Ltd.	117,200	499,279
China Resources Cement Holdings, Ltd.	202,000	236,226
China Resources Gas Group, Ltd.	71,100	324,068
China Resources Land, Ltd.	223,700	780,323
China Resources Power Holdings
Company, Ltd.	157,100	283,237
China State Construction International
Holdings, Ltd.	169,500	176,543
China Taiping Insurance Holdings
Company, Ltd.	132,800	421,920
China Traditional Chinese Medicine
Holdings Company, Ltd.	172,000	125,466
China Travel International Investment
Hong Kong, Ltd.	166,000	53,972
China Unicom Hong Kong, Ltd.	489,300	570,654
Chong Sing Holdings FinTech
Group, Ltd. (A)(B)	1,288,000	90,296
CITIC, Ltd.	467,600	665,677
CK Asset Holdings, Ltd.	226,000	1,611,772
CK Hutchison Holdings, Ltd.	235,000	2,709,337
CK Infrastructure Holdings, Ltd.	57,000	417,100
CLP Holdings, Ltd.	143,000	1,680,471
COSCO SHIPPING Ports, Ltd.	127,700	135,250
Dairy Farm International Holdings, Ltd.	28,900	267,932
Far East Horizon, Ltd.	165,800	156,932
Fullshare Holdings, Ltd. (A)(B)	568,300	227,451
Galaxy Entertainment Group, Ltd.	207,000	1,533,261
GCL-Poly Energy Holdings, Ltd. (B)	993,300	67,160
Guangdong Investment, Ltd.	234,900	417,014
Haier Electronics Group Company, Ltd.	102,700	267,826
Hang Lung Group, Ltd.	77,000	215,919
Hang Lung Properties, Ltd.	174,000	343,851
Hang Seng Bank, Ltd.	66,600	1,806,797
Henderson Land Development
Company, Ltd.	114,310	604,859

International Strategic Equity Allocation Fund (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Hong Kong (continued)
HK Electric Investments & HK Electric
Investments, Ltd. (A)(C)	221,000	$223,235
HKT Trust & HKT, Ltd.	323,000	417,366
Hong Kong & China Gas Company, Ltd.	803,860	1,656,154
Hong Kong Exchanges & Clearing, Ltd.	102,400	2,917,563
Hongkong Land Holdings, Ltd.	101,500	702,596
Hysan Development Company, Ltd.	54,000	277,091
Jardine Matheson Holdings, Ltd.	18,800	1,187,330
Jardine Strategic Holdings, Ltd.	19,100	693,496
Jiayuan International Group, Ltd.	74,000	147,873
Kerry Properties, Ltd.	56,000	212,370
Kingboard Holdings, Ltd.	58,200	207,186
Kingboard Laminates Holdings, Ltd.	82,500	78,000
Kunlun Energy Company, Ltd.	246,900	258,121
Lee & Man Paper Manufacturing, Ltd.	120,500	115,620
Li & Fung, Ltd.	512,000	145,516
Link REIT	189,000	1,883,827
Melco Resorts & Entertainment, Ltd., ADR	21,300	508,644
MTR Corp., Ltd.	129,500	667,486
New World Development Company, Ltd.	523,000	699,009
Nine Dragons Paper Holdings, Ltd.	138,900	157,734
NWS Holdings, Ltd.	134,000	238,836
PCCW, Ltd.	359,000	190,787
Power Assets Holdings, Ltd.	119,500	838,801
Shanghai Industrial Holdings, Ltd.	36,900	87,983
Shangri-La Asia, Ltd.	109,000	168,231
Shenzhen International Holdings, Ltd.	70,000	131,369
Shenzhen Investment, Ltd.	246,000	80,607
Shimao Property Holdings, Ltd.	96,900	289,380
Sino Biopharmaceutical, Ltd.	534,900	677,937
Sino Land Company, Ltd.	279,000	473,015
SJM Holdings, Ltd.	171,000	193,608
Skyworth Digital Holdings, Ltd.	140,000	45,338
SSY Group, Ltd.	114,000	106,069
Sun Art Retail Group, Ltd.	196,700	226,961
Sun Hung Kai Properties, Ltd.	138,000	2,049,203
Swire Pacific, Ltd., Class A	43,000	486,660
Swire Properties, Ltd.	101,000	397,077
Techtronic Industries Company, Ltd.	119,000	728,552
The Bank of East Asia, Ltd.	106,800	395,703
The Wharf Holdings, Ltd.	105,000	299,854
Towngas China Company, Ltd. (B)	74,000	68,214
WH Group, Ltd. (C)	762,000	575,485
Wharf Real Estate Investment
Company, Ltd.	105,000	696,659
Wheelock & Company, Ltd.	70,000	439,536
Yue Yuen Industrial Holdings, Ltd.	64,000	177,423
Yuexiu Property Company, Ltd.	520,000	94,177
		59,847,020
Hungary - 0.1%
MOL Hungarian Oil & Gas PLC	36,283	370,258
OTP Bank NYRT	22,663	833,803
Richter Gedeon Nyrt	14,205	278,935
		1,482,996
Indonesia - 0.4%
Adaro Energy Tbk PT	1,035,100	131,241
AKR Corporindo Tbk PT	152,100	37,284
Astra International Tbk PT	1,501,900	739,710
Bank Central Asia Tbk PT	730,900	1,231,043
Bank Danamon Indonesia Tbk PT	219,000	101,108
Bank Mandiri Persero Tbk PT	1,383,800	644,764
Bank Negara Indonesia Persero Tbk PT	543,500	287,897
Bank Rakyat Indonesia Persero Tbk PT	4,122,500	890,734

The accompanying notes are an integral part of the financial statements.	44

John Hancock Funds II
Portfolio of Investments — August 31, 2018 (showing percentage of total net assets)

International Strategic Equity Allocation Fund (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Indonesia (continued)
Bank Tabungan Negara Persero Tbk PT	348,900	$65,204
Bumi Serpong Damai Tbk PT (B)	643,200	52,464
Charoen Pokphand Indonesia Tbk PT	548,000	185,288
Gudang Garam Tbk PT	36,000	178,439
Hanjaya Mandala Sampoerna Tbk PT	690,500	179,563
Indah Kiat Pulp & Paper Corp. Tbk PT	198,100	257,030
Indocement Tunggal Prakarsa Tbk PT	136,200	163,872
Indofood CBP Sukses Makmur Tbk PT	162,200	95,502
Indofood Sukses Makmur Tbk PT	324,500	140,441
Jasa Marga Persero Tbk PT	181,100	55,743
Kalbe Farma Tbk PT	1,494,700	136,518
Matahari Department Store Tbk PT	201,500	102,643
Pakuwon Jati Tbk PT	1,257,200	43,959
Perusahaan Gas Negara Persero Tbk PT	738,600	107,433
Semen Indonesia Persero Tbk PT	220,500	141,538
Surya Citra Media Tbk PT	473,500	67,523
Telekomunikasi Indonesia Persero Tbk PT	3,743,100	889,073
Tower Bersama Infrastructure Tbk PT	162,300	61,194
Unilever Indonesia Tbk PT	111,400	331,496
United Tractors Tbk PT	121,200	283,143
Waskita Karya Persero Tbk PT	381,700	49,152
		7,650,999
Ireland - 0.7%
AerCap Holdings NV (B)	8,100	461,457
AIB Group PLC	73,889	416,968
Bank of Ireland Group PLC	86,935	712,218
CRH PLC	75,676	2,510,497
DCC PLC	7,841	707,862
James Hardie Industries PLC	42,617	648,878
Kerry Group PLC, Class A	14,259	1,627,396
Paddy Power Betfair PLC	7,618	694,838
Ryanair Holdings PLC, ADR (B)	2,140	218,002
Shire PLC	80,564	4,712,249
Smurfit Kappa Group PLC	20,287	828,513
		13,538,878
Isle of Man - 0.0%
GVC Holdings PLC	48,200	688,604
Israel - 0.1%
Azrieli Group, Ltd.	1,281	66,528
Bank Hapoalim BM	33,139	248,290
Bank Leumi Le-Israel BM	45,428	305,155
Bezeq The Israeli Telecommunication
Corp., Ltd.	70,883	84,707
Check Point Software
Technologies, Ltd. (B)	4,300	499,617
Elbit Systems, Ltd.	750	96,665
Frutarom Industries, Ltd.	1,269	129,386
Israel Chemicals, Ltd.	23,347	136,420
Mizrahi Tefahot Bank, Ltd.	4,137	74,662
Nice, Ltd. (B)	2,019	233,106
Teva Pharmaceutical Industries, Ltd.	16,734	383,940
Teva Pharmaceutical Industries, Ltd.,
ADR (A)	15,000	343,650
		2,602,126
Italy - 0.7%
Assicurazioni Generali SpA	53,035	883,638
Atlantia SpA	21,341	444,819
Davide Campari-Milano SpA	24,280	214,975
Enel SpA	351,706	1,738,817
Eni SpA	109,382	2,029,808
Ferrari NV	5,286	692,073
Intesa Sanpaolo SpA	642,659	1,586,570

International Strategic Equity Allocation Fund (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Italy (continued)
Leonardo SpA	17,433	$195,232
Luxottica Group SpA	7,204	477,695
Mediobanca Banca di Credito
Finanziario SpA	26,054	242,606
Moncler SpA	7,612	344,445
Pirelli & C. SpA (A)(B)(C)	16,624	133,956
Poste Italiane SpA (C)	25,680	197,821
Prysmian SpA	9,935	256,207
Recordati SpA	4,451	155,928
Snam SpA	94,818	389,294
Telecom Italia SpA (B)	494,110	314,660
Telecom Italia SpA	256,273	142,643
Terna Rete Elettrica Nazionale SpA	58,705	308,391
UniCredit SpA	86,798	1,254,618
		12,004,196
Japan - 19.3%
ABC-Mart, Inc.	3,400	185,335
Acom Company, Ltd. (A)	41,000	167,360
Aeon Company, Ltd. (A)	61,800	1,338,310
AEON Financial Service
Company, Ltd. (A)	11,600	237,264
Aeon Mall Company, Ltd.	10,500	175,533
AGC, Inc.	19,300	772,092
Air Water, Inc.	15,300	274,235
Aisin Seiki Company, Ltd.	16,700	772,424
Ajinomoto Company, Inc.	47,000	797,440
Alfresa Holdings Corp.	19,300	483,785
Alps Electric Company, Ltd.	19,300	579,997
Amada Holdings Company, Ltd.	35,000	374,056
ANA Holdings, Inc. (A)	11,900	411,852
Aozora Bank, Ltd.	11,600	409,744
Asahi Group Holdings, Ltd.	36,900	1,666,304
Asahi Kasei Corp.	129,700	1,900,564
Asics Corp. (A)	16,400	245,169
Astellas Pharma, Inc.	200,800	3,404,286
Bandai Namco Holdings, Inc.	20,500	794,486
Benesse Holdings, Inc.	7,400	230,999
Bridgestone Corp.	62,100	2,283,993
Brother Industries, Ltd.	22,900	469,778
Calbee, Inc. (A)	8,300	264,013
Canon, Inc.	102,200	3,279,253
Casio Computer Company, Ltd. (A)	20,000	321,058
Central Japan Railway Company	14,700	2,951,423
Chubu Electric Power Company, Inc.	62,300	904,719
Chugai Pharmaceutical Company, Ltd.	23,000	1,332,340
Coca-Cola Bottlers Japan Holdings, Inc.	13,800	391,171
Concordia Financial Group, Ltd.	112,500	539,842
Credit Saison Company, Ltd.	16,200	268,121
CyberAgent, Inc. (A)	10,400	590,831
CYBERDYNE, Inc. (A)(B)	11,300	88,877
Dai Nippon Printing Company, Ltd.	25,000	560,765
Daicel Corp.	27,000	305,296
Daifuku Company, Ltd. (A)	10,400	539,735
Dai-ichi Life Holdings, Inc.	111,700	2,128,198
Daiichi Sankyo Company, Ltd.	57,900	2,259,936
Daikin Industries, Ltd.	25,400	3,236,432
Daito Trust Construction Company, Ltd.	7,400	1,109,145
Daiwa House Industry Company, Ltd.	58,200	1,773,008
Daiwa House REIT Investment Corp. (A)	170	394,258
Daiwa Securities Group, Inc.	165,900	994,033
DeNA Company, Ltd.	10,800	186,723
Denso Corp.	44,500	2,144,078
Dentsu, Inc.	22,200	1,036,504

The accompanying notes are an integral part of the financial statements.	45

John Hancock Funds II
Portfolio of Investments — August 31, 2018 (showing percentage of total net assets)

International Strategic Equity Allocation Fund (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Japan (continued)
Disco Corp.	2,900	$518,530
Don Quijote Holdings Company, Ltd.	12,200	592,118
East Japan Railway Company	31,500	2,848,309
Eisai Company, Ltd.	25,700	2,327,312
Electric Power Development
Company, Ltd.	15,000	396,810
FamilyMart UNY Holdings
Company, Ltd. (A)	7,800	679,644
FANUC Corp.	19,800	3,882,478
Fast Retailing Company, Ltd.	6,000	2,796,498
Fuji Electric Company, Ltd.	61,000	491,380
FUJIFILM Holdings Corp.	39,700	1,676,861
Fujitsu, Ltd.	202,000	1,476,989
Fukuoka Financial Group, Inc.	75,000	420,505
Hakuhodo DY Holdings, Inc.	24,000	404,922
Hamamatsu Photonics KK	14,600	586,949
Hankyu Hanshin Holdings, Inc.	23,500	838,102
Hikari Tsushin, Inc.	2,200	415,651
Hino Motors, Ltd.	26,600	280,068
Hirose Electric Company, Ltd.	3,300	392,152
Hisamitsu Pharmaceutical
Company, Inc. (A)	5,900	430,998
Hitachi Chemical Company, Ltd.	10,700	224,302
Hitachi Construction Machinery
Company, Ltd.	11,100	331,762
Hitachi High-Technologies Corp.	7,100	278,547
Hitachi Metals, Ltd.	22,000	254,113
Hitachi, Ltd.	494,000	3,224,621
Honda Motor Company, Ltd.	166,800	4,941,151
Hoshizaki Corp.	5,400	511,413
Hoya Corp.	38,900	2,272,926
Hulic Company, Ltd.	30,700	290,469
Idemitsu Kosan Company, Ltd.	13,900	701,578
IHI Corp.	15,100	527,308
Iida Group Holdings Company, Ltd. (A)	15,100	278,643
Inpex Corp.	103,600	1,132,699
Isetan Mitsukoshi Holdings, Ltd.	34,500	390,017
Isuzu Motors, Ltd.	56,700	818,577
ITOCHU Corp.	145,200	2,537,203
J Front Retailing Company, Ltd. (A)	23,600	335,352
Japan Airlines Company, Ltd.	12,000	432,451
Japan Airport Terminal Company, Ltd.	4,800	214,821
Japan Exchange Group, Inc.	51,400	905,690
Japan Post Bank Company, Ltd.	41,600	486,014
Japan Post Holdings Company, Ltd.	165,600	1,966,717
Japan Prime Realty Investment Corp. (A)	80	289,393
Japan Real Estate Investment Corp. (A)	132	702,166
Japan Retail Fund Investment Corp. (A)	259	468,706
Japan Tobacco, Inc.	112,400	2,955,137
JFE Holdings, Inc.	50,500	1,103,886
JGC Corp.	21,300	428,628
JSR Corp.	19,700	382,142
JTEKT Corp.	21,200	296,757
JXTG Holdings, Inc.	332,100	2,338,272
Kajima Corp.	92,000	661,551
Kakaku.com, Inc.	14,100	260,358
Kamigumi Company, Ltd.	11,000	223,222
Kaneka Corp.	25,000	228,176
Kansai Paint Company, Ltd.	18,200	359,702
Kao Corp.	50,600	3,926,498
Kawasaki Heavy Industries, Ltd.	14,600	399,196
KDDI Corp.	185,200	4,896,658
Keihan Holdings Company, Ltd.	9,400	344,852
Keikyu Corp. (A)	22,700	392,245

International Strategic Equity Allocation Fund (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Japan (continued)
Keio Corp.	10,200	$505,497
Keisei Electric Railway Company, Ltd.	13,300	446,070
Keyence Corp.	10,000	5,661,083
Kikkoman Corp.	15,100	756,395
Kintetsu Group Holdings Company, Ltd.	17,100	670,719
Kirin Holdings Company, Ltd.	83,800	2,070,887
Kobayashi Pharmaceutical Company, Ltd.	5,100	365,978
Kobe Steel, Ltd.	31,800	266,216
Koito Manufacturing Company, Ltd.	10,700	661,418
Komatsu, Ltd.	94,300	2,673,659
Konami Holdings Corp.	9,600	401,550
Konica Minolta, Inc.	46,500	472,892
Kose Corp.	3,100	571,589
Kubota Corp.	101,400	1,584,951
Kuraray Company, Ltd.	32,800	475,363
Kurita Water Industries, Ltd.	10,100	299,796
Kyocera Corp.	33,000	2,079,790
Kyowa Hakko Kirin Company, Ltd.	26,700	473,615
Kyushu Electric Power Company, Inc.	39,000	436,374
Kyushu Railway Company	16,400	492,723
Lawson, Inc. (A)	4,900	287,319
LINE Corp. (A)(B)	7,400	337,650
Lion Corp.	23,000	484,225
LIXIL Group Corp.	27,300	534,798
M3, Inc.	21,600	951,516
Mabuchi Motor Company, Ltd.	5,000	207,088
Makita Corp.	23,000	1,042,770
Marubeni Corp.	160,700	1,316,689
Marui Group Company, Ltd. (A)	20,400	450,484
Maruichi Steel Tube, Ltd.	5,300	162,420
Mazda Motor Corp.	58,400	675,951
McDonald’s Holdings Company
Japan, Ltd.	6,800	298,653
Mebuki Financial Group, Inc.	84,800	300,557
Medipal Holdings Corp.	17,600	354,955
MEIJI Holdings Company, Ltd.	12,500	829,928
MINEBEA MITSUMI, Inc.	39,500	740,818
MISUMI Group, Inc.	29,100	749,782
Mitsubishi Chemical Holdings Corp.	131,600	1,179,103
Mitsubishi Corp.	138,300	3,943,910
Mitsubishi Electric Corp.	187,500	2,531,152
Mitsubishi Estate Company, Ltd.	120,400	1,996,535
Mitsubishi Gas Chemical Company, Inc.	16,700	347,158
Mitsubishi Heavy Industries, Ltd.	31,200	1,157,658
Mitsubishi Materials Corp.	10,800	292,033
Mitsubishi Motors Corp.	68,900	491,057
Mitsubishi Tanabe Pharma Corp.	26,000	433,654
Mitsubishi UFJ Financial Group, Inc.	1,209,000	7,308,024
Mitsubishi UFJ Lease & Finance
Company, Ltd.	41,400	232,787
Mitsui & Company, Ltd.	174,300	2,903,627
Mitsui Chemicals, Inc.	18,900	488,474
Mitsui Fudosan Company, Ltd.	90,900	2,079,868
Mitsui OSK Lines, Ltd.	11,800	316,970
Mizuho Financial Group, Inc.	2,465,100	4,329,479
MS&AD Insurance Group Holdings, Inc.	49,700	1,527,218
Murata Manufacturing Company, Ltd.	18,500	3,190,057
Nabtesco Corp.	11,600	302,335
Nagoya Railroad Company, Ltd.	17,700	403,306
NEC Corp.	26,800	739,916
Nexon Company, Ltd. (B)	45,200	567,264
NGK Insulators, Ltd.	26,900	437,744
NGK Spark Plug Company, Ltd.	16,400	466,235
NH Foods, Ltd.	9,400	342,969

The accompanying notes are an integral part of the financial statements.	46

John Hancock Funds II
Portfolio of Investments — August 31, 2018 (showing percentage of total net assets)

International Strategic Equity Allocation Fund (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Japan (continued)
Nidec Corp.	22,900	$3,315,033
Nikon Corp.	33,000	631,434
Nintendo Company, Ltd.	11,600	4,175,422
Nippon Building Fund, Inc.	135	785,922
Nippon Electric Glass Company, Ltd.	8,700	278,921
Nippon Express Company, Ltd.	7,700	482,041
Nippon Paint Holdings Company, Ltd.	15,000	592,905
Nippon Prologis REIT, Inc.	170	331,140
Nippon Steel & Sumitomo Metal Corp.	78,100	1,569,934
Nippon Telegraph & Telephone Corp.	70,700	3,145,513
Nippon Yusen KK	15,700	295,803
Nissan Chemical Industries, Ltd.	13,200	629,267
Nissan Motor Company, Ltd.	236,600	2,216,401
Nisshin Seifun Group, Inc.	20,300	406,021
Nissin Foods Holdings Company, Ltd.	6,000	382,625
Nitori Holdings Company, Ltd.	8,200	1,244,181
Nitto Denko Corp.	17,000	1,319,473
NOK Corp.	8,000	152,751
Nomura Holdings, Inc.	355,600	1,629,047
Nomura Real Estate Holdings, Inc.	12,800	277,277
Nomura Real Estate Master Fund, Inc. (A)	386	537,753
Nomura Research Institute, Ltd.	11,600	576,736
NSK, Ltd.	36,800	417,152
NTT Data Corp.	64,800	831,502
NTT DOCOMO, Inc.	139,400	3,612,651
Obayashi Corp.	66,700	624,416
Obic Company, Ltd.	6,500	610,235
Odakyu Electric Railway Company, Ltd.	29,500	637,571
Oji Holdings Corp.	89,000	609,143
Olympus Corp.	29,900	1,216,479
Omron Corp.	19,800	886,603
Ono Pharmaceutical Company, Ltd.	39,100	1,027,302
Oracle Corp. Japan	3,900	326,861
Oriental Land Company, Ltd.	20,400	2,184,704
ORIX Corp.	136,100	2,188,722
Osaka Gas Company, Ltd.	37,600	701,751
Otsuka Corp.	10,700	387,086
Otsuka Holdings Company, Ltd.	40,100	1,881,291
Panasonic Corp.	225,400	2,685,086
Park24 Company, Ltd.	9,900	290,125
Persol Holdings Company, Ltd.	18,200	406,898
Pola Orbis Holdings, Inc.	9,400	331,273
Rakuten, Inc.	88,400	675,878
Recruit Holdings Company, Ltd.	112,700	3,435,200
Renesas Electronics Corp. (B)	85,600	646,628
Resona Holdings, Inc.	214,900	1,218,962
Ricoh Company, Ltd. (A)	68,900	722,159
Rinnai Corp.	3,400	252,944
Rohm Company, Ltd.	9,700	876,360
Ryohin Keikaku Company, Ltd.	2,400	712,661
Sankyo Company, Ltd.	4,200	160,770
Santen Pharmaceutical Company, Ltd.	37,600	579,039
SBI Holdings, Inc.	23,100	636,745
Secom Company, Ltd.	21,400	1,759,699
Sega Sammy Holdings, Inc.	17,800	286,922
Seibu Holdings, Inc.	22,800	410,598
Seiko Epson Corp.	28,700	490,502
Sekisui Chemical Company, Ltd.	38,600	670,566
Sekisui House, Ltd.	63,900	1,042,020
Seven & i Holdings Company, Ltd. (A)	77,000	3,131,143
Seven Bank, Ltd.	55,100	171,598
SG Holdings Company, Ltd.	9,900	234,113
Sharp Corp. (A)	17,900	424,556
Shimadzu Corp.	22,800	675,085

International Strategic Equity Allocation Fund (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Japan (continued)
Shimamura Company, Ltd. (A)	2,300	$212,516
Shimano, Inc.	7,600	1,172,679
Shimizu Corp.	56,700	495,458
Shin-Etsu Chemical Company, Ltd.	37,500	3,512,557
Shinsei Bank, Ltd.	17,000	261,285
Shionogi & Company, Ltd.	28,700	1,667,983
Shiseido Company, Ltd.	38,700	2,724,494
Showa Shell Sekiyu KK	19,400	391,322
SMC Corp.	5,800	1,932,337
SoftBank Group Corp.	84,500	7,823,630
Sohgo Security Services Company, Ltd.	7,300	320,969
Sompo Holdings, Inc.	34,700	1,480,736
Sony Corp.	129,500	7,363,712
Sony Financial Holdings, Inc.	18,800	374,369
Stanley Electric Company, Ltd.	13,100	453,107
Start Today Company, Ltd.	20,800	715,710
Subaru Corp.	62,600	1,859,412
SUMCO Corp.	24,100	430,455
Sumitomo Chemical Company, Ltd.	153,000	868,400
Sumitomo Corp.	115,600	1,874,575
Sumitomo Dainippon Pharma
Company, Ltd.	16,400	348,978
Sumitomo Electric Industries, Ltd.	77,500	1,225,708
Sumitomo Heavy Industries, Ltd.	11,400	370,924
Sumitomo Metal Mining Company, Ltd.	23,900	771,115
Sumitomo Mitsui Financial Group, Inc.	137,500	5,405,601
Sumitomo Mitsui Trust Holdings, Inc.	33,600	1,348,196
Sumitomo Realty & Development
Company, Ltd.	36,000	1,246,086
Sumitomo Rubber Industries, Ltd.	17,600	260,851
Sundrug Company, Ltd.	7,600	272,719
Suntory Beverage & Food, Ltd.	14,300	585,739
Suruga Bank, Ltd.	16,700	90,656
Suzuken Company, Ltd.	7,400	336,039
Suzuki Motor Corp.	35,000	2,275,371
Sysmex Corp.	17,000	1,474,179
T&D Holdings, Inc.	58,400	887,370
Taiheiyo Cement Corp.	12,400	374,902
Taisei Corp.	21,900	978,161
Taisho Pharmaceutical Holdings
Company, Ltd.	3,700	401,049
Taiyo Nippon Sanso Corp. (A)	13,300	195,770
Takashimaya Company, Ltd. (A)	14,500	234,059
Takeda Pharmaceutical Company, Ltd. (A)	72,800	3,032,935
TDK Corp.	13,300	1,491,710
Teijin, Ltd.	18,300	362,357
Terumo Corp.	30,900	1,703,459
The Bank of Kyoto, Ltd.	5,200	262,532
The Chiba Bank, Ltd.	62,300	409,246
The Chugoku Electric Power
Company, Inc.	27,200	339,582
The Kansai Electric Power Company, Inc.	72,300	1,034,337
The Shizuoka Bank, Ltd.	46,400	410,283
The Yokohama Rubber Company, Ltd.	12,200	256,275
THK Company, Ltd.	12,400	331,932
Tobu Railway Company, Ltd.	19,300	538,101
Toho Company, Ltd. (A)	11,700	359,073
Toho Gas Company, Ltd.	7,600	254,503
Tohoku Electric Power Company, Inc.	43,900	549,477
Tokio Marine Holdings, Inc.	69,700	3,284,391
Tokyo Century Corp.	4,400	243,154
Tokyo Electric Power Company
Holdings, Inc. (B)	148,600	686,900
Tokyo Electron, Ltd.	16,100	2,741,023

The accompanying notes are an integral part of the financial statements.	47

John Hancock Funds II
Portfolio of Investments — August 31, 2018 (showing percentage of total net assets)

International Strategic Equity Allocation Fund (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Japan (continued)
Tokyo Gas Company, Ltd.	39,300	$930,517
Tokyo Tatemono Company, Ltd.	20,100	246,228
Tokyu Corp.	50,300	828,770
Tokyu Fudosan Holdings Corp.	52,700	358,702
Toppan Printing Company, Ltd.	50,000	389,675
Toray Industries, Inc.	142,500	1,066,566
Toshiba Corp. (B)	664,000	1,978,847
Tosoh Corp.	26,700	418,930
TOTO, Ltd.	14,500	612,560
Toyo Seikan Group Holdings, Ltd.	15,700	297,161
Toyo Suisan Kaisha, Ltd.	9,100	335,172
Toyoda Gosei Company, Ltd.	6,700	167,163
Toyota Industries Corp.	15,100	855,005
Toyota Motor Corp.	233,600	14,542,222
Toyota Tsusho Corp.	21,800	742,676
Trend Micro, Inc.	12,000	754,533
Tsuruha Holdings, Inc.	3,700	422,312
Unicharm Corp.	40,900	1,335,910
United Urban Investment Corp.	286	451,293
USS Company, Ltd.	22,500	423,828
West Japan Railway Company	16,900	1,133,203
Yahoo Japan Corp. (A)	146,300	502,498
Yakult Honsha Company, Ltd.	11,400	810,374
Yamada Denki Company, Ltd. (A)	64,500	319,673
Yamaguchi Financial Group, Inc.	18,800	206,797
Yamaha Corp.	14,200	677,803
Yamaha Motor Company, Ltd.	28,800	729,484
Yamato Holdings Company, Ltd.	31,700	942,550
Yamazaki Baking Company, Ltd.	12,400	241,234
Yaskawa Electric Corp. (A)	24,700	829,282
Yokogawa Electric Corp.	23,500	481,832
		353,235,509
Jersey, Channel Islands - 0.0%
Randgold Resources, Ltd.	8,158	532,398
Luxembourg - 0.2%
ArcelorMittal	68,040	2,052,165
Eurofins Scientific SE	1,166	659,077
Millicom International Cellular SA	6,124	352,675
Reinet Investments SCA	3,000	58,089
RTL Group SA	2,505	187,889
SES SA	37,147	745,890
Tenaris SA	19,910	334,106
		4,389,891
Macau - 0.1%
MGM China Holdings, Ltd.	82,000	154,829
Sands China, Ltd.	209,600	1,024,166
Wynn Macau, Ltd.	134,800	375,571
		1,554,566
Malaysia - 0.2%
AirAsia Group BHD	52,000	43,455
Alliance Bank Malaysia BHD	32,100	32,226
AMMB Holdings BHD	55,300	55,075
Astro Malaysia Holdings BHD	45,600	19,300
Axiata Group BHD	92,500	107,732
British American Tobacco Malaysia BHD	4,800	39,518
CIMB Group Holdings BHD	155,500	229,988
Dialog Group BHD	117,200	99,047
DiGi.Com BHD	103,500	118,357
FGV Holdings BHD	55,500	20,346
Fraser & Neave Holdings BHD	4,000	37,000
Gamuda BHD	67,000	60,280
Genting BHD	72,100	151,116
International Strategic Equity Allocation Fund (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Malaysia (continued)
Genting Malaysia BHD	101,500	$128,719
Genting Plantations BHD	6,700	15,378
HAP Seng Consolidated BHD	20,300	48,494
Hartalega Holdings BHD	44,700	77,007
Hong Leong Bank BHD	21,200	105,923
Hong Leong Financial Group BHD	7,200	34,313
IHH Healthcare BHD	82,500	111,826
IJM Corp. BHD	99,300	45,104
IOI Corp. BHD	60,800	66,758
IOI Properties Group BHD	56,100	23,887
Kuala Lumpur Kepong BHD	13,900	83,318
Malayan Banking BHD	119,600	289,595
Malaysia Airports Holdings BHD	29,600	67,258
Maxis BHD	78,000	109,535
MISC BHD	39,100	56,362
My EG Services BHD	72,600	26,257
Nestle Malaysia BHD	2,000	71,477
Petronas Chemicals Group BHD	73,600	169,183
Petronas Dagangan BHD	5,600	36,971
Petronas Gas BHD	23,400	106,323
PPB Group BHD	18,600	75,991
Press Metal Aluminium Holdings BHD	43,700	52,840
Public Bank BHD	93,100	568,582
RHB Bank BHD	33,300	43,723
Sime Darby BHD	81,100	50,251
Sime Darby Plantation BHD	79,000	102,872
Sime Darby Property BHD	102,600	31,406
SP Setia BHD Group	49,300	31,511
Telekom Malaysia BHD	38,300	30,824
Tenaga Nasional BHD	100,400	382,737
Top Glove Corp. BHD	23,700	64,214
UMW Holdings BHD	12,400	17,971
Westports Holdings BHD	32,000	28,897
YTL Corp. BHD	110,378	35,660
		4,204,607
Mexico - 0.9%
Alfa SAB de CV, Class A	314,500	414,335
Alsea SAB de CV (A)	50,900	181,698
America Movil SAB de CV, Series L	3,485,500	2,931,759
Arca Continental SAB de CV	45,900	283,853
Banco Santander Mexico SA, B Shares	190,680	302,110
Cemex SAB de CV (B)	1,510,748	1,070,676
Coca-Cola Femsa SAB de CV, Series L	54,900	330,401
El Puerto de Liverpool SAB de CV,
Series C1	18,600	131,274
Fibra Uno Administracion SA de CV	349,100	456,812
Fomento Economico Mexicano SAB
de CV	201,700	1,931,987
Fresnillo PLC	18,846	219,353
Gruma SAB de CV, Class B	22,370	283,014
Grupo Aeroportuario del Pacifico SAB de
CV, B Shares	37,200	384,379
Grupo Aeroportuario del Sureste SAB de
CV, B Shares	21,635	405,709
Grupo Bimbo SAB de CV, Series A (A)	171,100	357,241
Grupo Carso SAB de CV, Series A1	47,000	174,541
Grupo Financiero Banorte SAB de CV,
Series O	268,500	1,831,341
Grupo Financiero Inbursa SAB de CV,
Series O	239,800	381,566
Grupo Mexico SAB de CV, Series B	363,300	1,063,169
Grupo Televisa SAB	253,100	912,632
Industrias Penoles SAB de CV	14,185	240,314

The accompanying notes are an integral part of the financial statements.	48

John Hancock Funds II
Portfolio of Investments — August 31, 2018 (showing percentage of total net assets)

International Strategic Equity Allocation Fund (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Mexico (continued)
Infraestructura Energetica Nova SAB
de CV	55,600	$259,386
Kimberly-Clark de Mexico SAB de CV,
Class A	157,600	277,415
Mexichem SAB de CV	109,335	368,947
Promotora y Operadora de Infraestructura
SAB de CV	23,550	250,289
Wal-Mart de Mexico SAB de CV	542,400	1,501,836
		16,946,037
Netherlands - 2.7%
ABN AMRO Group NV (C)	25,679	695,407
Aegon NV	116,523	700,016
Akzo Nobel NV	15,485	1,448,957
ASML Holding NV	25,163	5,145,221
EXOR NV	4,667	303,678
Heineken Holding NV	7,180	685,070
Heineken NV	15,953	1,578,197
ING Groep NV	238,728	3,242,837
Koninklijke Ahold Delhaize NV	76,467	1,862,694
Koninklijke DSM NV	11,185	1,175,447
Koninklijke KPN NV (A)	202,586	517,521
Koninklijke Philips NV	57,815	2,583,305
Koninklijke Vopak NV	4,001	206,523
NN Group NV	19,935	855,777
NXP Semiconductors NV (B)	21,100	1,965,254
QIAGEN NV (B)	14,929	578,797
Randstad NV	7,484	469,571
Royal Dutch Shell PLC, A Shares (London
Stock Exchange)	406,865	13,236,849
Royal Dutch Shell PLC, B Shares	331,471	10,972,283
Wolters Kluwer NV	17,800	1,129,293
		49,352,697
New Zealand - 0.1%
a2 Milk Company, Ltd. (B)	45,682	381,327
Auckland International Airport, Ltd.	60,915	288,026
Fisher & Paykel Healthcare Corp., Ltd.	35,609	386,192
Fletcher Building, Ltd.	54,499	229,383
Meridian Energy, Ltd.	77,176	165,511
Ryman Healthcare, Ltd.	25,869	241,108
Spark New Zealand, Ltd.	116,216	306,836
		1,998,383
Norway - 0.6%
Aker BP ASA (A)	11,807	417,878
DNB ASA	108,895	2,213,838
Equinor ASA	129,463	3,320,753
Gjensidige Forsikring ASA	23,584	394,245
Marine Harvest ASA (A)	46,693	1,008,462
Norsk Hydro ASA	151,187	833,604
Orkla ASA	89,734	738,030
Schibsted ASA, B Shares	10,758	349,038
Telenor ASA	83,739	1,575,231
Yara International ASA	20,047	922,430
		11,773,509
Peru - 0.1%
Cia de Minas Buenaventura SAA, ADR	10,200	128,418
Credicorp, Ltd.	4,053	883,635
Southern Copper Corp.	5,200	226,928
		1,238,981
Philippines - 0.4%
Aboitiz Equity Ventures, Inc.	261,380	261,808
Aboitiz Power Corp.	205,200	142,078

International Strategic Equity Allocation Fund (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Philippines (continued)
Alliance Global Group, Inc. (B)	567,600	$146,550
Ayala Corp.	33,630	629,550
Ayala Land, Inc.	997,600	830,661
Bank of the Philippine Islands	125,800	220,647
BDO Unibank, Inc.	264,920	644,986
DMCI Holdings, Inc.	558,700	133,814
Globe Telecom, Inc.	4,660	184,473
GT Capital Holdings, Inc.	11,969	196,170
International Container Terminal
Services, Inc.	65,180	114,192
JG Summit Holdings, Inc.	387,860	435,478
Jollibee Foods Corp.	57,390	309,234
Manila Electric Company	28,930	201,997
Megaworld Corp.	1,577,600	135,483
Metro Pacific Investments Corp.	1,988,100	202,819
Metropolitan Bank & Trust Company	110,590	151,541
PLDT, Inc.	11,395	297,605
Robinsons Land Corp.	289,300	115,325
Security Bank Corp.	31,030	112,977
SM Investments Corp.	32,640	590,160
SM Prime Holdings, Inc.	1,370,600	1,000,381
Universal Robina Corp.	116,660	304,524
		7,362,453
Poland - 0.3%
Alior Bank SA (B)	6,372	116,991
Bank Handlowy w Warszawie SA	2,103	38,598
Bank Millennium SA (B)	42,698	103,630
Bank Polska Kasa Opieki SA	12,178	383,711
Bank Zachodni WBK SA	2,481	252,216
CCC SA	2,061	120,043
CD Projekt SA (B)	4,808	267,867
Cyfrowy Polsat SA (B)	18,026	109,316
Dino Polska SA (B)(C)	3,460	85,027
Grupa Azoty SA	3,463	35,509
Grupa Lotos SA	6,459	121,432
Jastrzebska Spolka Weglowa SA (B)	3,759	78,137
KGHM Polska Miedz SA (B)	10,024	245,240
LPP SA (A)	93	231,661
mBank SA	1,042	115,219
Orange Polska SA (B)	44,904	58,941
PGE Polska Grupa Energetyczna SA (B)	60,997	148,018
PLAY Communications SA (C)	7,935	46,382
Polski Koncern Naftowy ORLEN SA	21,406	567,480
Polskie Gornictwo Naftowe i
Gazownictwo SA	121,877	190,930
Powszechna Kasa Oszczednosci Bank
Polski SA	62,544	712,697
Powszechny Zaklad Ubezpieczen SA	44,750	538,912
		4,567,957
Portugal - 0.1%
EDP - Energias de Portugal SA	210,809	823,156
Galp Energia SGPS SA	40,638	824,774
Jeronimo Martins SGPS SA	21,135	316,262
		1,964,192
Romania - 0.0%
NEPI Rockcastle PLC	9,460	90,091
Singapore - 0.4%
Ascendas Real Estate Investment Trust	86,100	171,817
BOC Aviation, Ltd. (C)	15,900	116,523
CapitaLand Commercial Trust	86,700	111,848
CapitaLand Mall Trust	84,700	132,140
CapitaLand, Ltd.	91,100	227,711

The accompanying notes are an integral part of the financial statements.	49

John Hancock Funds II
Portfolio of Investments — August 31, 2018 (showing percentage of total net assets)

International Strategic Equity Allocation Fund (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Singapore (continued)
City Developments, Ltd.	14,700	$99,404
ComfortDelGro Corp., Ltd.	76,500	127,537
DBS Group Holdings, Ltd.	63,300	1,150,733
Genting Singapore, Ltd.	215,400	167,920
Golden Agri-Resources, Ltd.	231,900	48,145
Jardine Cycle & Carriage, Ltd.	3,500	82,716
Keppel Corp., Ltd.	51,500	245,157
Oversea-Chinese Banking Corp., Ltd.	111,100	914,346
SATS, Ltd.	23,500	86,773
Sembcorp Industries, Ltd.	34,000	67,664
Singapore Airlines, Ltd.	19,600	139,911
Singapore Exchange, Ltd.	27,600	149,160
Singapore Press Holdings, Ltd.	55,200	112,656
Singapore Technologies Engineering, Ltd.	54,700	133,008
Singapore Telecommunications, Ltd.	288,460	679,055
Suntec Real Estate Investment Trust	72,900	99,311
United Overseas Bank, Ltd.	47,200	930,241
UOL Group, Ltd.	18,300	92,122
Venture Corp., Ltd.	9,700	128,062
Wilmar International, Ltd.	69,900	162,970
		6,376,930
South Africa - 0.5%
Absa Group, Ltd.	17,206	190,301
Anglo American Platinum, Ltd.	1,177	34,469
AngloGold Ashanti, Ltd.	9,300	74,285
Aspen Pharmacare Holdings, Ltd.	9,345	185,249
Bid Corp., Ltd.	8,042	171,591
Capitec Bank Holdings, Ltd.	980	66,929
Clicks Group, Ltd.	5,473	75,588
Coronation Fund Managers, Ltd.	5,617	22,004
Discovery, Ltd.	9,588	114,248
Exxaro Resources, Ltd.	6,262	63,472
FirstRand, Ltd.	81,786	393,455
Fortress REIT, Ltd., Class A	23,298	26,143
Fortress REIT, Ltd., Class B	25,155	27,039
Gold Fields, Ltd.	18,848	46,551
Growthpoint Properties, Ltd.	69,357	120,067
Hyprop Investments, Ltd.	5,912	41,038
Imperial Holdings, Ltd.	3,798	53,218
Investec PLC	58,928	387,635
Investec, Ltd.	6,632	43,405
Kumba Iron Ore, Ltd.	1,617	29,150
Liberty Holdings, Ltd.	4,305	34,060
Life Healthcare Group Holdings, Ltd.	32,358	58,704
Mediclinic International PLC	31,998	204,911
MMI Holdings, Ltd.	29,578	34,493
Mr. Price Group, Ltd.	6,122	93,851
MTN Group, Ltd.	40,989	248,178
Naspers, Ltd., N Shares	10,629	2,360,231
Nedbank Group, Ltd.	5,528	104,566
Netcare, Ltd.	25,268	50,418
Old Mutual, Ltd. (B)	126,997	259,795
Pick n Pay Stores, Ltd.	8,791	43,369
Pioneer Foods Group, Ltd.	3,124	22,431
PSG Group, Ltd.	3,727	57,035
Rand Merchant Investment Holdings, Ltd.	22,531	62,631
Redefine Properties, Ltd.	121,664	85,689
Remgro, Ltd.	12,657	184,650
Resilient REIT, Ltd.	7,511	29,117
RMB Holdings, Ltd.	14,757	84,694
Sanlam, Ltd.	44,612	240,778
Sappi, Ltd.	11,189	76,423
Sasol, Ltd.	13,513	529,295

International Strategic Equity Allocation Fund (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
South Africa (continued)
Shoprite Holdings, Ltd.	10,621	$147,441
Standard Bank Group, Ltd.	31,408	398,080
Steinhoff International Holdings NV (B)	75,434	14,378
Telkom SA SOC, Ltd.	6,057	20,725
The Bidvest Group, Ltd.	8,468	124,441
The Foschini Group, Ltd.	5,573	66,210
The SPAR Group, Ltd.	4,684	65,346
Tiger Brands, Ltd.	3,363	65,471
Truworths International, Ltd.	11,033	64,572
Vodacom Group, Ltd.	14,386	123,723
Woolworths Holdings, Ltd.	19,952	73,610
		8,195,153
South Korea - 1.3%
Amorepacific Corp.	1,034	244,220
AMOREPACIFIC Group	938	81,220
BGF Company, Ltd.	46	390
BGF retail Company, Ltd.	248	38,192
BNK Financial Group, Inc.	8,188	61,373
Celltrion Healthcare Company, Ltd. (A)(B)	1,109	90,118
Celltrion Pharm, Inc. (B)	492	35,422
Celltrion, Inc. (A)(B)	2,686	652,059
Cheil Worldwide, Inc.	2,196	38,071
CJ CheilJedang Corp.	267	82,120
CJ Corp.	475	56,327
CJ ENM Company, Ltd.	361	81,676
CJ Logistics Corp. (B)	257	35,551
Coway Company, Ltd.	1,564	128,380
Daelim Industrial Company, Ltd.	911	67,018
Daewoo Engineering & Construction
Company, Ltd. (B)	5,560	26,159
DB Insurance Company, Ltd.	1,808	103,949
DGB Financial Group, Inc.	5,335	49,116
Dongsuh Companies, Inc.	1,013	20,611
Doosan Bobcat, Inc.	1,120	35,806
Doosan Heavy Industries & Construction
Company, Ltd. (B)	2,031	25,799
E-MART, Inc.	669	128,896
GS Engineering & Construction Corp.	1,634	70,244
GS Holdings Corp.	1,595	76,080
GS Retail Company, Ltd.	853	28,485
Hana Financial Group, Inc.	9,972	382,384
Hankook Tire Company, Ltd.	2,367	99,195
Hanmi Pharm Company, Ltd.	203	90,706
Hanmi Science Company, Ltd.	420	32,778
Hanon Systems	5,978	64,444
Hanssem Company, Ltd.	344	25,493
Hanwha Life Insurance Company, Ltd.	12,752	55,556
HDC Hyundai Development
Co-Engineering & Construction (B)	1,152	57,851
HLB, Inc. (B)	994	92,809
Hotel Shilla Company, Ltd.	1,009	97,813
Hyundai Department Store Company, Ltd.	451	40,335
Hyundai Engineering & Construction
Company, Ltd.	2,517	135,487
Hyundai Glovis Company, Ltd.	607	65,976
Hyundai Heavy Industries
Company, Ltd. (B)	1,182	125,341
Hyundai Heavy Industries Holdings
Company, Ltd. (B)	318	107,881
Hyundai Marine & Fire Insurance
Company, Ltd.	2,330	77,841
Hyundai Mobis Company, Ltd.	2,278	458,412
Hyundai Motor Company	5,085	571,039

The accompanying notes are an integral part of the financial statements.	50

John Hancock Funds II
Portfolio of Investments — August 31, 2018 (showing percentage of total net assets)

International Strategic Equity Allocation Fund (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
South Korea (continued)
Hyundai Steel Company	2,591	$123,929
Industrial Bank of Korea	8,070	108,026
ING Life Insurance Korea, Ltd. (C)	1,254	39,202
Kakao Corp.	1,468	164,724
Kangwon Land, Inc.	3,828	99,576
KB Financial Group, Inc.	13,153	608,136
KCC Corp.	190	55,380
KEPCO Plant Service & Engineering
Company, Ltd.	733	23,965
Kia Motors Corp.	8,475	244,063
Korea Aerospace Industries, Ltd. (B)	2,198	82,516
Korea Electric Power Corp.	8,309	227,722
Korea Gas Corp. (B)	890	42,076
Korea Investment Holdings Company, Ltd.	1,352	86,533
Korea Zinc Company, Ltd.	267	97,208
Korean Air Lines Company, Ltd.	1,550	39,035
KT&G Corp.	3,942	357,570
Kumho Petrochemical Company, Ltd.	595	54,482
LG Chem, Ltd.	1,531	502,933
LG Corp.	3,087	198,318
LG Display Company, Ltd.	7,557	144,068
LG Electronics, Inc.	3,432	236,611
LG Household & Health Care, Ltd.	318	361,308
LG Innotek Company, Ltd.	461	59,435
Lotte Chemical Corp.	556	157,837
Lotte Corp. (B)	940	40,699
Lotte Shopping Company, Ltd.	361	58,345
Medy-Tox, Inc.	136	81,865
Mirae Asset Daewoo Company, Ltd.	12,978	95,762
NAVER Corp.	926	625,249
NCSoft Corp.	563	195,921
Netmarble Corp. (C)	825	86,270
NH Investment & Securities
Company, Ltd.	4,593	55,462
OCI Company, Ltd.	579	60,047
Orion Corp.	702	67,520
Ottogi Corp.	38	24,744
Pan Ocean Company, Ltd. (B)	7,907	36,648
Pearl Abyss Corp. (B)	181	41,405
POSCO	2,593	756,585
Posco Daewoo Corp.	1,634	26,755
S-1 Corp.	539	41,483
Samsung Biologics Company, Ltd. (B)(C)	533	221,706
Samsung C&T Corp.	2,455	271,204
Samsung Card Company, Ltd.	910	28,810
Samsung Electro-Mechanics
Company, Ltd.	1,810	261,595
Samsung Electronics Company, Ltd.	157,410	6,842,716
Samsung Engineering Company, Ltd. (B)	5,075	76,764
Samsung Fire & Marine
Insurance Company, Ltd.	1,125	267,803
Samsung Heavy Industries
Company, Ltd. (B)	12,461	79,275
Samsung Life Insurance Company, Ltd.	2,631	218,643
Samsung SDI Company, Ltd.	1,864	394,788
Samsung SDS Company, Ltd.	1,124	244,919
Samsung Securities Company, Ltd.	2,043	59,286
Shinhan Financial Group Company, Ltd.	14,179	556,908
Shinsegae, Inc.	237	69,096
SillaJen, Inc. (B)	1,645	112,866
SK Holdings Company, Ltd.	1,024	242,023
SK Hynix, Inc.	19,108	1,425,070
SK Innovation Company, Ltd.	2,177	377,410
SK Telecom Company, Ltd.	657	154,693

International Strategic Equity Allocation Fund (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
South Korea (continued)
S-Oil Corp.	1,422	$152,666
ViroMed Company, Ltd. (B)	438	93,326
Woori Bank	15,212	222,815
Yuhan Corp.	276	59,250
		23,681,668
Spain - 2.1%
ACS Actividades de Construccion y
Servicios SA	23,619	982,614
Aena SME SA (C)	6,169	1,091,039
Amadeus IT Group SA	40,101	3,718,698
Banco Bilbao Vizcaya Argentaria SA	610,525	3,793,541
Banco de Sabadell SA	513,993	785,922
Banco Santander SA (A)	1,477,996	7,344,513
Bankia SA	110,175	412,726
Bankinter SA	61,150	543,390
CaixaBank SA	328,230	1,463,121
Enagas SA	20,377	566,187
Endesa SA	29,185	652,968
Ferrovial SA (A)	44,025	950,655
Grifols SA	27,308	802,921
Iberdrola SA	545,752	4,055,182
Industria de Diseno Textil SA	99,838	3,016,972
Mapfre SA	115,136	338,938
Naturgy Energy Group SA	31,953	857,650
Red Electrica Corp. SA	39,425	826,410
Repsol SA	124,049	2,385,826
Siemens Gamesa Renewable Energy
SA (B)	21,230	316,376
Telefonica SA	427,757	3,460,850
		38,366,499
Sweden - 1.9%
Alfa Laval AB	26,672	714,989
Assa Abloy AB, B Shares	91,381	1,863,500
Atlas Copco AB, A Shares	61,179	1,744,067
Atlas Copco AB, B Shares	35,767	945,937
Boliden AB	24,697	646,735
Electrolux AB, Series B	21,654	483,178
Epiroc AB, Class A (B)	60,891	632,537
Epiroc AB, Class B (B)	36,330	347,443
Essity AB, Class B	55,259	1,432,175
Hennes & Mauritz AB, B Shares (A)	79,936	1,078,052
Hexagon AB, B Shares	23,565	1,399,298
Husqvarna AB, B Shares (A)	38,731	307,964
ICA Gruppen AB (A)	7,471	227,562
Industrivarden AB, C Shares	14,829	316,859
Investor AB, B Shares	41,697	1,882,471
Kinnevik AB, B Shares	21,405	703,360
L E Lundbergforetagen AB, B Shares	7,216	242,448
Lundin Petroleum AB	16,616	577,606
Modern Times Group MTG AB, B Shares	1,044	37,405
Nordea Bank AB	276,764	2,990,748
Sandvik AB	103,073	1,804,256
Securitas AB, B Shares	27,990	498,129
Skandinaviska Enskilda Banken AB,
Series A	148,179	1,581,884
Skanska AB, B Shares (A)	30,631	575,206
SKF AB, B Shares	34,446	662,139
Svenska Handelsbanken AB, A Shares	138,957	1,684,943
Swedbank AB, A Shares	82,344	1,917,326
Swedish Match AB	16,529	883,616
Tele2 AB, B Shares	32,189	397,048
Telefonaktiebolaget LM Ericsson, B Shares	279,957	2,362,223
Telia Company AB	256,533	1,137,837

The accompanying notes are an integral part of the financial statements.	51

John Hancock Funds II
Portfolio of Investments — August 31, 2018 (showing percentage of total net assets)

International Strategic Equity Allocation Fund (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Sweden (continued)
Volvo AB, B Shares	143,041	$2,464,153
		34,543,094
Switzerland - 5.6%
ABB, Ltd.	146,285	3,445,254
Adecco Group AG	12,865	787,432
Baloise Holding AG	4,122	633,475
Barry Callebaut AG	171	304,851
Chocoladefabriken Lindt & Spruengli AG	8	704,990
Chocoladefabriken Lindt & Spruengli AG,
Participation Certificates	82	610,667
Cie Financiere Richemont SA	41,380	3,653,897
Clariant AG (B)	15,860	396,226
Coca-Cola HBC AG (B)	17,825	610,328
Credit Suisse Group AG (B)	203,012	3,040,017
Dufry AG (A)(B)	2,526	312,653
EMS-Chemie Holding AG	648	409,252
Ferguson PLC	20,841	1,672,511
Geberit AG	2,914	1,325,160
Givaudan SA	728	1,770,462
Glencore PLC (B)	1,022,067	4,163,961
Julius Baer Group, Ltd. (B)	17,664	937,276
Kuehne + Nagel International AG	4,236	683,872
LafargeHolcim, Ltd. (B)	38,496	1,872,631
Lonza Group AG (B)	5,906	1,901,000
Nestle SA	246,899	20,696,838
Novartis AG	176,557	14,647,555
Pargesa Holding SA, BR Shares	2,932	237,948
Partners Group Holding AG	1,362	1,069,380
Roche Holding AG	55,752	13,823,913
Schindler Holding AG	1,561	360,517
Schindler Holding AG,
Participation Certificates	3,229	769,706
SGS SA	420	1,105,579
Sika AG	10,214	1,512,757
Sonova Holding AG	4,373	829,415
STMicroelectronics NV	69,803	1,440,220
Straumann Holding AG	815	649,286
Swiss Life Holding AG (B)	2,843	1,029,773
Swiss Prime Site AG (B)	5,421	499,532
Swiss Re AG	25,503	2,294,515
Swisscom AG	2,031	906,509
Temenos AG (B)	4,739	855,345
The Swatch Group AG	4,638	375,570
The Swatch Group AG, BR Shares	2,409	1,026,192
UBS Group AG (B)	305,988	4,776,466
Vifor Pharma AG	3,602	663,329
Zurich Insurance Group AG	12,177	3,707,041
		102,513,301
Taiwan - 3.5%
Acer, Inc. (B)	296,000	248,039
Advantech Company, Ltd.	34,699	236,273
Airtac International Group	12,000	115,303
ASE Industrial Holding Company, Ltd. (B)	353,000	868,635
Asia Cement Corp.	221,000	301,369
Asustek Computer, Inc.	71,000	605,039
AU Optronics Corp.	874,000	379,115
Catcher Technology Company, Ltd.	66,000	808,799
Cathay Financial Holding Company, Ltd.	853,000	1,462,051
Chailease Holding Company, Ltd.	117,480	399,676
Chang Hwa Commercial Bank, Ltd.	504,350	313,810
Cheng Shin Rubber Industry
Company, Ltd.	193,000	294,805
Chicony Electronics Company, Ltd.	61,526	129,490

International Strategic Equity Allocation Fund (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Taiwan (continued)
China Airlines, Ltd.	285,000	$87,366
China Development Financial
Holding Corp.	1,353,000	489,380
China Life Insurance Company, Ltd.	290,990	289,631
China Steel Corp.	1,266,000	1,036,296
Chunghwa Telecom Company, Ltd.	383,000	1,353,671
Compal Electronics, Inc.	424,000	265,861
CTBC Financial Holding Company, Ltd.	1,772,000	1,246,149
Delta Electronics, Inc.	211,000	846,066
E.Sun Financial Holding Company, Ltd.	971,864	715,281
Eclat Textile Company, Ltd.	17,340	210,462
Eva Airways Corp.	178,750	90,800
Evergreen Marine Corp. Taiwan, Ltd.	228,900	97,265
Far Eastern New Century Corp.	324,000	377,383
Far EasTone Telecommunications
Company, Ltd.	158,000	376,875
Feng TAY Enterprise Company, Ltd.	33,000	200,155
First Financial Holding Company, Ltd.	987,659	661,051
Formosa Chemicals & Fibre Corp.	357,000	1,430,654
Formosa Petrochemical Corp.	124,000	509,181
Formosa Plastics Corp.	452,000	1,656,979
Formosa Taffeta Company, Ltd.	88,000	102,433
Foxconn Technology Company, Ltd.	93,000	236,450
Fubon Financial Holding Company, Ltd.	677,000	1,122,434
General Interface Solution Holding, Ltd.	16,000	99,255
Giant Manufacturing Company, Ltd.	34,000	146,763
Globalwafers Company, Ltd.	22,000	281,313
Highwealth Construction Corp.	85,000	138,092
Hiwin Technologies Corp.	22,153	199,856
Hon Hai Precision Industry Company, Ltd.	1,665,000	4,374,019
Hotai Motor Company, Ltd.	27,000	234,088
HTC Corp. (B)	61,000	88,680
Hua Nan Financial Holdings
Company, Ltd.	742,055	434,983
Innolux Corp.	909,000	338,917
Inventec Corp.	251,000	225,284
Largan Precision Company, Ltd.	10,000	1,533,769
Lite-On Technology Corp.	215,000	258,692
Macronix International	185,641	200,201
MediaTek, Inc.	152,000	1,245,238
Mega Financial Holding Company, Ltd.	1,097,000	922,065
Micro-Star International Company, Ltd.	69,000	238,521
Nan Ya Plastics Corp.	523,000	1,455,408
Nanya Technology Corp.	106,000	240,963
Nien Made Enterprise Company, Ltd.	16,000	124,095
Novatek Microelectronics Corp.	58,000	284,391
Pegatron Corp.	199,000	428,919
Phison Electronics Corp.	14,000	115,901
Pou Chen Corp.	224,000	246,983
Powertech Technology, Inc.	74,000	219,507
President Chain Store Corp.	58,000	633,226
Quanta Computer, Inc.	274,000	471,420
Realtek Semiconductor Corp.	45,000	218,401
Ruentex Development Company, Ltd.	98,600	111,034
Ruentex Industries, Ltd.	65,000	133,348
Shin Kong Financial Holding
Company, Ltd.	878,000	347,281
SinoPac Financial Holdings Company, Ltd.	1,060,601	388,737
Standard Foods Corp.	38,600	65,389
Synnex Technology International Corp.	141,000	188,719
TaiMed Biologics, Inc. (B)	17,000	126,741
Taishin Financial Holding Company, Ltd.	980,088	461,152
Taiwan Business Bank	308,990	111,717
Taiwan Cement Corp.	424,800	586,362

The accompanying notes are an integral part of the financial statements.	52

John Hancock Funds II
Portfolio of Investments — August 31, 2018 (showing percentage of total net assets)

International Strategic Equity Allocation Fund (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Taiwan (continued)
Taiwan Cooperative Financial Holding
Company, Ltd.	876,777	$521,177
Taiwan High Speed Rail Corp.	188,000	158,616
Taiwan Mobile Company, Ltd.	160,000	557,499
Taiwan Semiconductor
Manufacturing Company, Ltd.	2,487,816	20,844,642
Teco Electric & Machinery Company, Ltd.	182,000	133,308
Uni-President Enterprises Corp.	488,000	1,234,830
United Microelectronics Corp.	1,210,000	685,880
Vanguard International
Semiconductor Corp.	90,000	218,401
Walsin Technology Corp.	32,000	328,717
Win Semiconductors Corp.	36,000	195,563
Winbond Electronics Corp.	296,000	166,699
Wistron Corp.	285,040	201,902
WPG Holdings, Ltd.	163,000	206,444
Yageo Corp.	25,556	582,292
Yuanta Financial Holding Company, Ltd.	1,022,000	517,832
Zhen Ding Technology Holding, Ltd.	41,000	105,164
		64,142,623
Thailand - 0.4%
Advanced Info Service PCL	58,900	363,579
Airports of Thailand PCL, Foreign
Quota Shares	242,900	495,378
Bangkok Bank PCL	15,100	96,026
Bangkok Dusit Medical Services PCL,
Foreign Quota Shares	139,600	112,004
Bangkok Expressway & Metro PCL	396,500	101,770
Banpu PCL	107,600	66,772
Berli Jucker PCL	66,200	117,290
BTS Group Holdings PCL, Foreign
Quota Shares	310,800	87,830
Bumrungrad Hospital PCL, Foreign
Quota Shares	21,500	119,198
Central Pattana PCL, Foreign Quota Shares	80,582	203,103
Charoen Pokphand Foods PCL	196,300	154,438
CP ALL PCL, Foreign Quota Shares	287,400	592,799
Delta Electronics Thailand PCL	81,300	173,272
Electricity Generating PCL	7,800	53,919
Energy Absolute PCL	76,600	90,785
Glow Energy PCL	30,200	86,730
Home Product Center PCL, Foreign
Quota Shares	211,100	94,148
Indorama Ventures PCL	97,500	178,834
IRPC PCL	509,600	108,247
Kasikornbank PCL	29,200	188,299
Kasikornbank PCL, Foreign Quota Shares	75,600	489,825
KCE Electronics PCL	200	277
Krung Thai Bank PCL, Foreign
Quota Shares	208,400	123,591
Land & Houses PCL	177,400	61,263
Minor International PCL, Foreign
Quota Shares	141,000	170,136
PTT Exploration & Production PCL	81,600	355,533
PTT Global Chemical PCL, Foreign
Quota Shares	130,200	325,413
PTT PCL	609,100	977,936
Robinson PCL (A)	26,300	52,444
Thai Oil PCL, Foreign Quota Shares	54,700	140,853
Thai Union Group PCL	88,700	47,434
The Siam Cement PCL, Foreign
Quota Shares	21,900	302,535

International Strategic Equity Allocation Fund (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Thailand (continued)
The Siam Commercial Bank PCL, Foreign
Quota Shares	105,500	$477,051
TMB Bank PCL	602,900	40,543
True Corp. PCL, Foreign Quota Shares	666,600	136,504
		7,185,759
Turkey - 0.0%
Akbank Turk AS	54,592	48,028
Anadolu Efes Biracilik Ve Malt Sanayii AS	4,810	15,330
Arcelik AS	5,831	11,801
Aselsan Elektronik Sanayi Ve Ticaret AS	8,442	33,312
BIM Birlesik Magazalar AS	5,149	57,358
Coca-Cola Icecek AS	1,550	6,757
Emlak Konut Gayrimenkul Yatirim
Ortakligi AS	44,707	12,520
Eregli Demir ve Celik Fabrikalari TAS	34,853	62,933
Ford Otomotiv Sanayi AS	1,645	16,778
Haci Omer Sabanci Holding AS	23,547	25,586
KOC Holding AS	19,534	44,641
Petkim Petrokimya Holding AS	19,895	16,708
TAV Havalimanlari Holding AS	4,466	22,470
Tofas Turk Otomobil Fabrikasi AS	2,445	8,549
Tupras Turkiye Petrol Rafinerileri AS	2,903	52,195
Turk Hava Yollari AO (B)	13,672	33,954
Turkcell Iletisim Hizmetleri AS	26,873	43,249
Turkiye Garanti Bankasi AS	57,316	52,082
Turkiye Halk Bankasi AS	15,042	14,076
Turkiye Is Bankasi AS, Class C	39,125	23,824
Turkiye Sise ve Cam Fabrikalari AS	15,955	14,998
Turkiye Vakiflar Bankasi TAO, Class D	18,547	9,803
Ulker Biskuvi Sanayi AS (B)	3,539	7,998
Yapi ve Kredi Bankasi AS (B)	42,075	10,803
		645,753
United Arab Emirates - 0.0%
NMC Health PLC	9,192	468,686
United Kingdom - 10.1%
3i Group PLC	86,262	1,004,446
Admiral Group PLC	18,992	512,528
Anglo American PLC	93,238	1,872,322
Ashtead Group PLC	43,794	1,343,843
Associated British Foods PLC	31,545	937,756
AstraZeneca PLC	112,154	8,464,658
Auto Trader Group PLC (C)	82,986	483,842
Aviva PLC	363,416	2,286,392
Babcock International Group PLC	21,805	201,830
BAE Systems PLC	281,859	2,217,935
Barclays PLC	1,510,803	3,460,816
Barratt Developments PLC	89,534	629,909
Berkeley Group Holdings PLC	11,300	534,501
BP PLC	1,762,542	12,551,304
British American Tobacco PLC	203,113	9,821,956
BT Group PLC	746,596	2,107,717
Bunzl PLC	29,418	915,904
Burberry Group PLC	36,954	1,073,994
Centrica PLC	494,611	918,741
CNH Industrial NV	43,985	526,290
Coca-Cola European Partners PLC	6,168	260,980
Coca-Cola European Partners PLC (New
York Stock Exchange)	7,000	298,480
Compass Group PLC	139,983	3,013,999
ConvaTec Group PLC (C)	120,322	333,880
Croda International PLC	11,537	763,526
Diageo PLC	217,824	7,618,261
Direct Line Insurance Group PLC	128,520	552,128

The accompanying notes are an integral part of the financial statements.	53

John Hancock Funds II
Portfolio of Investments — August 31, 2018 (showing percentage of total net assets)

International Strategic Equity Allocation Fund (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
United Kingdom (continued)
easyJet PLC	14,031	$277,960
Experian PLC	81,125	2,020,291
Fiat Chrysler Automobiles NV (B)	46,768	791,775
G4S PLC	136,365	441,363
GlaxoSmithKline PLC	439,124	8,893,495
Hammerson PLC	69,876	427,931
Hargreaves Lansdown PLC	25,124	717,616
HSBC Holdings PLC	1,771,589	15,419,792
Imperial Brands PLC	84,432	3,008,256
Informa PLC	110,148	1,089,166
InterContinental Hotels Group PLC	15,934	983,977
International Consolidated Airlines
Group SA	57,530	516,385
Intertek Group PLC	14,200	946,542
ITV PLC	320,116	669,682
J Sainsbury PLC	154,116	648,735
John Wood Group PLC	59,431	553,762
Johnson Matthey PLC	17,111	777,085
Kingfisher PLC	190,647	677,746
Land Securities Group PLC	64,991	773,593
Legal & General Group PLC	542,336	1,792,219
Lloyds Banking Group PLC	6,377,568	4,912,754
London Stock Exchange Group PLC	27,535	1,653,146
Marks & Spencer Group PLC	142,860	558,937
Meggitt PLC	68,271	477,070
Melrose Industries PLC	428,718	1,240,787
Merlin Entertainments PLC (C)	62,565	301,886
Micro Focus International PLC	38,563	654,677
Mondi PLC	32,385	902,445
Mondi, Ltd.	2,931	81,781
National Grid PLC	297,890	3,132,021
Next PLC	12,667	904,407
Pearson PLC	68,972	820,220
Persimmon PLC	27,287	863,275
Prudential PLC	231,401	5,202,964
Reckitt Benckiser Group PLC	59,197	5,042,512
RELX NV	59,164	1,312,021
RELX PLC	93,328	2,072,864
Rio Tinto PLC	106,368	5,051,654
Rio Tinto, Ltd.	39,960	2,088,085
Rolls-Royce Holdings PLC (B)	147,367	1,921,220
Royal Mail PLC	79,330	461,320
RSA Insurance Group PLC	94,953	779,030
Schroders PLC	10,960	437,877
Segro PLC	87,799	750,674
Severn Trent PLC	20,694	537,496
Sky PLC	91,176	1,822,934
Smith & Nephew PLC	77,207	1,362,540
Smiths Group PLC	34,905	730,814
SSE PLC	89,322	1,451,556
St. James’s Place PLC	46,522	683,580
Standard Chartered PLC	247,998	2,021,670
Standard Life Aberdeen PLC	237,506	977,293
Taylor Wimpey PLC	289,111	628,902
Tesco PLC	860,696	2,750,456
The British Land Company PLC	81,897	675,456
The Royal Bank of Scotland Group PLC	424,043	1,329,268
The Sage Group PLC	95,286	737,053
The Weir Group PLC	21,299	518,228
Travis Perkins PLC	22,158	331,111
Unilever NV	94,751	5,448,326
Unilever PLC	109,043	6,213,767
United Utilities Group PLC	59,776	575,335
Vodafone Group PLC	2,361,905	5,032,823

International Strategic Equity Allocation Fund (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
United Kingdom (continued)
Whitbread PLC	16,179	$964,518
Wm Morrison Supermarkets PLC	195,814	668,950
WPP PLC	112,394	1,864,010
		185,085,022
United States - 0.1%
Bausch Health Companies, Inc. (B)	30,161	696,592
Carnival PLC	16,079	967,068
Nexteer Automotive Group, Ltd.	66,861	112,777
OneMarket, Ltd. (B)	8,279	6,254
		1,782,691
TOTAL COMMON STOCKS (Cost $1,667,576,207)		$1,694,713,564

PREFERRED SECURITIES - 1.0%
Brazil - 0.5%
Banco Bradesco SA	300,383	2,092,968
Braskem SA, A Shares	15,500	225,321
Centrais Eletricas Brasileiras SA, B
Shares (B)	19,400	86,210
Cia Brasileira de Distribuicao	14,100	282,720
Cia Energetica de Minas Gerais	78,000	142,859
Gerdau SA	92,200	363,087
Itau Unibanco Holding SA	289,100	3,000,235
Itausa - Investimentos Itau SA	398,160	937,457
Lojas Americanas SA	65,600	251,248
Petroleo Brasileiro SA	350,800	1,658,788
Telefonica Brasil SA	39,900	392,035
		9,432,928
Chile - 0.0%
Embotelladora Andina SA, B Shares	22,759	87,402
Sociedad Quimica y Minera de Chile SA,
B Shares	10,700	465,864
		553,266
Colombia - 0.1%
Bancolombia SA	43,362	472,603
Grupo Aval Acciones y Valores SA	347,059	136,720
Grupo de Inversiones Suramericana SA	10,455	121,294
		730,617
Germany - 0.3%
Bayerische Motoren Werke AG	3,613	302,977
FUCHS PETROLUB SE	4,500	263,470
Henkel AG & Company KGaA	11,700	1,493,349
Porsche Automobil Holding SE	10,109	639,591
Sartorius AG	2,329	423,105
Schaeffler AG	10,874	147,613
Volkswagen AG	12,192	1,993,004
		5,263,109
South Korea - 0.1%
Amorepacific Corp.	296	38,430
Hyundai Motor Company	795	55,939
Hyundai Motor Company, 2nd Preferred	1,234	94,883
LG Chem, Ltd.	255	45,792
LG Household & Health Care, Ltd.	68	45,729
Samsung Electronics Company, Ltd.	28,277	1,007,547
		1,288,320
TOTAL PREFERRED SECURITIES (Cost $20,499,395)		$17,268,240

EXCHANGE-TRADED FUNDS - 3.3%
iShares MSCI India ETF (A)	1,336,511	47,686,712
KraneShares Bosera MSCI China A ETF	50,987	1,415,909
VanEck Vectors Russia ETF	605,982	12,137,819
TOTAL EXCHANGE-TRADED FUNDS (Cost $60,151,519)		$61,240,440

The accompanying notes are an integral part of the financial statements.	54

John Hancock Funds II
Portfolio of Investments — August 31, 2018 (showing percentage of total net assets)

International Strategic Equity Allocation Fund (continued)

	Shares or
	Principal
	Amount	Value
RIGHTS - 0.0%
China Everbright International (Expiration
Date: 9-14-18; Strike Price: HKD
6.00) (B)	75,629	$4,722
Hiwin Technologies Corp. (Expiration
Date: 9-4-18; Strike Price: TWD
250.00) (B)	836	735
TOTAL RIGHTS (Cost $0)		$5,457

WARRANTS - 0.0%
BTS Group Holdings PCL (Expiration
Date: 12-31-19; Strike Price: THB
10.50) (B)	34,533	169
TOTAL WARRANTS (Cost $0)		$169

SECURITIES LENDING COLLATERAL - 3.0%
John Hancock Collateral Trust,
2.0611% (E)(F)	5,510,937	55,142,991
TOTAL SECURITIES LENDING COLLATERAL
(Cost $55,132,180)		$55,142,991

SHORT-TERM INVESTMENTS - 2.2%
U.S. Government Agency - 2.2%
Federal Home Loan Bank Discount Note
1.850%, 09/04/2018 *	$40,000,000	40,000,000
TOTAL SHORT-TERM INVESTMENTS (Cost $39,993,834)		$40,000,000
Total Investments (International Strategic Equity Allocation Fund) (Cost $1,843,353,135) - 102.0%		$1,868,370,861
Other assets and liabilities, net - (2.0%)		(35,871,749)
TOTAL NET ASSETS - 100.0%		$1,832,499,112

International Strategic Equity Allocation Fund (continued)

Currency Abbreviations

HKD	Hong Kong Dollar
THB	Thai Bhat
TWD	New Taiwan Dollar

Security Abbreviations and Legend

ADR	American Depositary Receipt
(A)	All or a portion of this security is on loan as of 8-31-18.
(B)	Non-income producing security.
(C)	These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration.
(D)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(E)	The rate shown is the annualized seven-day yield as of 8-31-18.
(F)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.
*	Yield represents either the annualized yield at the date of purchase, the stated coupon rate or, for floating rate securities, the rate at period end.

DERIVATIVES

FUTURES

						Unrealized
	Number of		Expiration	Notional	Notional	appreciation
Open contracts	contracts	Position	date	basis*	value*	(depreciation)
Canadian Dollar Currency Futures	52	Long	Sep 2018	$4,006,801	$3,985,540	$(21,261)
Mini MSCI EAFE Index Futures	426	Long	Sep 2018	42,648,438	41,722,440	(925,998)
Mini MSCI Emerging Markets Index Futures	228	Long	Sep 2018	12,694,174	12,025,860	(668,314)
S&P/Toronto Stock Exchange 60 Index Futures	27	Long	Sep 2018	3,945,521	3,993,517	47,996
Japanese Yen Currency Futures	582	Short	Sep 2018	(66,250,009)	(65,598,675)	651,334
						$(916,243)

*	Notional basis refers to the contractual amount agreed upon at inception of open contracts; notional value represents the current value of the open contract.

See Notes to financial statements regarding investment transactions and other derivatives information.

International Value Fund

	Shares or
	Principal
	Amount	Value
COMMON STOCKS - 95.4%
Canada - 5.1%
Alamos Gold, Inc., Class A (A)	2,587,360	$11,358,510
Barrick Gold Corp. (A)	648,110	6,753,306
Cenovus Energy, Inc.	939,200	8,708,291
Husky Energy, Inc.	766,100	12,668,535
Wheaton Precious Metals Corp.	1,000,200	17,137,526
		56,626,168
China - 8.6%
Baidu, Inc., ADR (B)	96,940	21,954,971

International Value Fund (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
China (continued)
China Life Insurance Company, Ltd.,
H Shares	4,685,000	$10,610,646
China Telecom Corp., Ltd., H Shares	37,021,589	17,411,365
NetEase, Inc., ADR	36,600	7,236,186
Shanghai Pharmaceuticals Holding
Company, Ltd., H Shares	5,067,400	13,311,057
Sinopec Engineering Group
Company, Ltd., H Shares	11,008,500	11,479,913

The accompanying notes are an integral part of the financial statements.	55

John Hancock Funds II
Portfolio of Investments — August 31, 2018 (showing percentage of total net assets)

International Value Fund (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
China (continued)
Sinopharm Group Company, Ltd.,
H Shares	2,629,200	$13,084,014
		95,088,152
Denmark - 1.3%
A.P. Moller - Maersk A/S, Series B	3,960	6,137,175
Vestas Wind Systems A/S	125,885	8,829,375
		14,966,550
France - 7.7%
AXA SA	540,747	13,627,284
BNP Paribas SA	378,407	22,277,997
Compagnie Generale des Etablissements
Michelin SCA	73,739	8,727,671
Sanofi	275,791	23,683,157
TOTAL SA	104,861	6,575,623
Veolia Environnement SA	496,846	10,466,171
		85,357,903
Germany - 7.5%
Bayer AG	167,261	15,609,566
E.ON SE	1,102,313	11,767,901
Gerresheimer AG	142,551	11,921,359
Merck KGaA	113,232	11,898,262
MorphoSys AG (B)	77,272	9,129,128
Siemens AG	90,184	11,706,263
Telefonica Deutschland Holding AG	2,793,283	11,620,499
		83,652,978
Hong Kong - 3.7%
China Mobile, Ltd.	1,480,000	13,920,165
CK Hutchison Holdings, Ltd.	1,497,000	17,259,055
Kunlun Energy Company, Ltd.	5,666,000	5,923,501
Value Partners Group, Ltd.	5,187,400	3,540,242
		40,642,963
India - 0.9%
Hero MotoCorp, Ltd.	136,463	6,278,747
Jain Irrigation Systems, Ltd.	2,638,337	3,189,331
		9,468,078
Ireland - 3.2%
Bank of Ireland Group PLC	1,694,294	13,880,558
CRH PLC	216,251	7,173,973
Shire PLC	238,563	13,953,728
		35,008,259
Israel - 2.8%
Teva Pharmaceutical Industries, Ltd., ADR	1,371,250	31,415,338
Italy - 2.0%
Eni SpA	1,197,889	22,229,297
Japan - 10.2%
Astellas Pharma, Inc.	1,091,900	18,511,653
Ezaki Glico Company, Ltd.	135,200	6,806,935
Inpex Corp.	677,700	7,409,560
Kirin Holdings Company, Ltd.	50,500	1,247,969
Mitsui Fudosan Company, Ltd.	188,400	4,310,749
Panasonic Corp.	1,122,500	13,371,822
Seven & i Holdings Company, Ltd.	236,000	9,596,750
SoftBank Group Corp.	152,900	14,156,604
Sumitomo Metal Mining Company, Ltd.	183,700	5,926,938
Sumitomo Rubber Industries, Ltd.	742,900	11,010,599
Suntory Beverage & Food, Ltd.	254,700	10,432,703
Taiheiyo Cement Corp.	327,300	9,895,599
		112,677,881
Luxembourg - 1.3%
SES SA	733,508	14,728,414

International Value Fund (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Netherlands - 8.6%
Aegon NV	1,821,830	$10,944,700
Flow Traders (C)	180,378	5,272,312
ING Groep NV	792,476	10,764,847
NXP Semiconductors NV (B)	120,300	11,204,742
QIAGEN NV (B)	326,444	12,656,220
Royal Dutch Shell PLC, B Shares	996,086	32,972,228
SBM Offshore NV	719,897	11,647,215
		95,462,264
Singapore - 1.4%
Singapore Telecommunications, Ltd.	6,491,600	15,281,673
Singapore Telecommunications, Ltd.,
ADR (A)	6,800	159,256
		15,440,929
South Korea - 7.2%
Hana Financial Group, Inc.	369,435	14,166,281
KB Financial Group, Inc., ADR	333,783	15,290,599
Lotte Chemical Corp.	11,800	3,349,769
Samsung Electronics Company, Ltd.,
GDR (C)	43,700	46,664,837
		79,471,486
Sweden - 0.6%
Getinge AB, B Shares	569,372	6,783,030
Switzerland - 4.4%
Landis+Gyr Group AG (A)(B)	89,375	6,314,637
Roche Holding AG	111,314	27,600,714
UBS Group AG (B)	964,626	15,057,790
		48,973,141
Taiwan - 2.1%
Quanta Computer, Inc.	3,979,000	6,845,919
Taiwan Semiconductor
Manufacturing Company, Ltd.	1,946,000	16,304,933
		23,150,852
Thailand - 2.0%
Bangkok Bank PCL	583,500	3,710,656
Bangkok Bank PCL, NVDR	1,900,300	11,902,333
Kasikornbank PCL, Foreign Quota Shares	183,700	1,190,222
Kasikornbank PCL, NVDR	862,300	5,560,621
		22,363,832
United Kingdom - 14.8%
Aviva PLC	1,238,515	7,791,981
BAE Systems PLC	1,333,413	10,492,564
Barclays PLC	6,123,443	14,027,049
BP PLC	5,182,179	36,903,010
Cobham PLC (B)	4,008,782	6,479,215
HSBC Holdings PLC	1,970,495	17,151,057
Johnson Matthey PLC	384,052	17,441,476
Kingfisher PLC	4,165,329	14,807,652
SIG PLC	4,931,006	8,318,018
Standard Chartered PLC	2,875,136	23,437,994
Travis Perkins PLC	502,334	7,506,459
		164,356,475
TOTAL COMMON STOCKS (Cost $941,171,674)		$1,057,863,990

SECURITIES LENDING COLLATERAL - 1.2%
John Hancock Collateral Trust,
2.0611% (D)(E)	1,356,003	13,568,299
TOTAL SECURITIES LENDING COLLATERAL
(Cost $13,565,557)		$13,568,299

The accompanying notes are an integral part of the financial statements.	56

John Hancock Funds II
Portfolio of Investments — August 31, 2018 (showing percentage of total net assets)

International Value Fund (continued)

	Shares or
	Principal
	Amount	Value
SHORT-TERM INVESTMENTS - 3.0%
U.S. Government Agency - 3.0%
Federal Home Loan Bank Discount Note
1.830%, 09/04/2018 *	$33,400,000	$33,400,000
TOTAL SHORT-TERM INVESTMENTS (Cost $33,394,907)		$33,400,000
Total Investments (International Value Fund) (Cost $988,132,138) - 99.6%		$1,104,832,289
Other assets and liabilities, net - 0.4%		4,429,269
TOTAL NET ASSETS - 100.0%		$1,109,261,558

Security Abbreviations and Legend

ADR	American Depositary Receipt
GDR	Global Depositary Receipt
NVDR	Non-Voting Depositary Receipt
(A)	All or a portion of this security is on loan as of 8-31-18.
(B)	Non-income producing security.
(C)	These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration.
(D)	The rate shown is the annualized seven-day yield as of 8-31-18.
(E)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.
*	Yield represents either the annualized yield at the date of purchase, the stated coupon rate or, for floating rate securities, the rate at period end.

Mid Cap Stock Fund

	Shares or
	Principal
	Amount	Value
COMMON STOCKS – 88.0%
Consumer discretionary – 18.6%
Automobiles – 1.2%
Ferrari NV (A)	159,036	$20,848,034
Hotels, restaurants and leisure – 7.5%
Hilton Grand Vacations, Inc. (B)	326,781	10,672,667
Hilton Worldwide Holdings, Inc.	504,546	39,162,861
Marriott Vacations Worldwide Corp.	130,815	15,566,985
Melco Resorts & Entertainment, Ltd., ADR	758,874	18,121,911
Planet Fitness, Inc., Class A (B)	346,503	17,799,859
Vail Resorts, Inc.	90,327	26,921,962
		128,246,245
Household durables – 0.8%
Mohawk Industries, Inc. (B)	69,661	13,346,351
Internet and direct marketing retail – 3.4%
Shutterfly, Inc. (B)	191,425	14,869,894
TripAdvisor, Inc. (B)	294,387	15,988,158
Wayfair, Inc., Class A (B)	203,491	27,505,878
		58,363,930
Leisure products – 1.1%
Polaris Industries, Inc.	164,401	17,829,288
Multiline retail – 2.0%
Dollar Tree, Inc. (B)	425,888	34,288,243
Specialty retail – 1.5%
Floor & Decor Holdings, Inc., Class A (B)	663,023	24,372,725
JAND, Inc., Class A (B)(C)(D)	57,523	941,076
		25,313,801
Textiles, apparel and luxury goods – 1.1%
Under Armour, Inc., Class A (A)(B)	208,088	4,255,400

Mid Cap Stock Fund (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Textiles, apparel and luxury goods (continued)
Under Armour, Inc., Class C (A)(B)	795,191	$15,084,773
		19,340,173
		317,576,065
Consumer staples – 2.2%
Beverages – 0.7%
Monster Beverage Corp. (B)	209,622	12,763,884
Food products – 1.5%
Lamb Weston Holdings, Inc.	372,309	25,168,088
		37,931,972
Energy – 1.1%
Oil, gas and consumable fuels – 1.1%
WPX Energy, Inc. (B)	975,278	18,598,551
Financials – 2.5%
Capital markets – 2.5%
TD Ameritrade Holding Corp.	737,312	43,184,364
Health care – 20.5%
Biotechnology – 6.5%
Bluebird Bio, Inc. (B)	27,416	4,614,113
Exact Sciences Corp. (A)(B)	856,406	64,136,245
Ionis Pharmaceuticals, Inc. (A)(B)	317,207	14,493,188
Sage Therapeutics, Inc. (B)	92,339	15,167,604
Seattle Genetics, Inc. (B)	145,363	11,158,064
		109,569,214
Health care equipment and supplies – 12.1%
Align Technology, Inc. (B)	118,153	45,664,953
Baxter International, Inc.	327,900	24,385,923
DexCom, Inc. (B)	288,170	41,605,985
Edwards Lifesciences Corp. (B)	228,692	32,986,534
Haemonetics Corp. (B)	260,950	29,132,458
Insulet Corp. (B)	313,388	32,676,967
		206,452,820
Health care technology – 1.5%
Veeva Systems, Inc., Class A (B)	248,803	25,965,081
Pharmaceuticals – 0.4%
Ono Pharmaceutical Company, Ltd.	262,030	6,884,496
		348,871,611
Industrials – 11.5%
Aerospace and defense – 1.1%
Harris Corp.	115,995	18,850,347
Airlines – 1.4%
JetBlue Airways Corp. (B)	1,231,207	23,491,430
Commercial services and supplies – 1.0%
The Brink’s Company	219,309	16,470,106
Construction and engineering – 0.7%
Willscot Corp. (A)(B)	711,044	12,407,718
Electrical equipment – 1.9%
Rockwell Automation, Inc.	179,429	32,469,472
Machinery – 1.3%
IDEX Corp.	141,478	21,675,844
Professional services – 3.1%
CoStar Group, Inc. (B)	120,682	53,360,753
Road and rail – 1.0%
J.B. Hunt Transport Services, Inc. (A)	140,535	16,969,601
		195,695,271
Information technology – 29.3%
Electronic equipment, instruments and components – 2.8%
II-VI, Inc. (B)	384,244	19,116,139

The accompanying notes are an integral part of the financial statements.	57

John Hancock Funds II
Portfolio of Investments — August 31, 2018 (showing percentage of total net assets)

Mid Cap Stock Fund (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Electronic equipment, instruments and
components (continued)
Zebra Technologies Corp., Class A (B)	166,999	$28,680,408
		47,796,547
Internet software and services – 6.1%
2U, Inc. (B)	295,041	26,364,864
GoDaddy, Inc., Class A (B)	294,551	23,994,124
Okta, Inc. (B)	126,879	7,844,929
Shopify, Inc., Class A (A)(B)	112,441	16,379,280
Spotify Technology SA (B)	156,762	29,709,534
		104,292,731
Semiconductors and semiconductor equipment – 4.7%
Advanced Micro Devices, Inc. (A)(B)	1,330,619	33,491,680
Microchip Technology, Inc. (A)	180,010	15,486,260
Teradyne, Inc.	744,063	30,647,955
		79,625,895
Software – 14.7%
Autodesk, Inc. (B)	165,915	25,608,980
Birst, Inc. (B)(D)	748,062	142,132
DraftKings, Inc. (B)(C)(D)	2,143,227	5,464,286
Fair Isaac Corp. (B)	90,596	20,925,864
Guidewire Software, Inc. (B)	530,372	53,339,512
ServiceNow, Inc. (B)	306,652	60,214,187
Workday, Inc., Class A (B)	419,762	64,870,019
Zuora, Inc. (B)	615,254	16,692,970
Zuora, Inc., Class A (B)	110,885	3,058,202
		250,316,152
Technology hardware, storage and peripherals – 1.0%
Logitech International SA	330,816	16,316,675
Logitech International SA	15,913	787,216
		17,103,891
		499,135,216
Materials – 2.2%
Construction materials – 1.1%
Vulcan Materials Company	173,385	19,211,058
Containers and packaging – 1.1%
Packaging Corp. of America	169,702	18,653,644
		37,864,702
Real estate – 0.1%
Real estate management and development – 0.1%
WeWork Companies, Inc.,
Class A (B)(C)(D)	15,058	939,920
TOTAL COMMON STOCKS (Cost $1,057,550,505)		$1,499,797,672

PREFERRED SECURITIES – 5.8%
Consumer discretionary – 1.0%
Diversified consumer services – 0.2%
The Honest Company, Inc. (B)(C)(D)	142,030	4,272,262
Internet and direct marketing retail – 0.7%
Coupang LLC (B)(C)(D)	2,300,670	11,066,223
One Kings Lane, Inc. (B)(D)	529,764	84,762
		11,150,985
Specialty retail – 0.1%
JAND, Inc., Series D (B)(C)(D)	128,449	2,101,426
		17,524,673
Information technology – 3.4%
Internet software and services – 2.2%
Lookout, Inc., Series F (B)(C)(D)	392,767	3,287,460
Uber Technologies, Inc. (B)(C)(D)	809,084	35,154,700
		38,442,160
Mid Cap Stock Fund (continued)

	Shares or
	Principal
	Amount	Value
PREFERRED SECURITIES (continued)
Software – 1.2%
Essence Group Holdings Corp. (B)(C)(D)	2,958,957	$8,433,027
MarkLogic Corp., Series F (B)(C)(D)	507,686	5,518,547
Pinterest, Inc., Series G (B)(C)(D)	960,835	6,110,911
		20,062,485
		58,504,645
Real estate – 1.4%
Real estate management and development – 1.4%
WeWork Companies, Inc.,
Series D1 (B)(C)(D)	205,905	12,852,590
WeWork Companies, Inc.,
Series D2 (B)(C)(D)	161,782	10,098,432
		22,951,022
TOTAL PREFERRED SECURITIES (Cost $55,103,756)		$98,980,340

WARRANTS – 0.1%
Willscot Corp. (Expiration Date: 10-16-20;
Strike Price: $11.50) (B)	778,240	2,396,979
TOTAL WARRANTS (Cost $669,286)		$2,396,979

SECURITIES LENDING COLLATERAL – 4.7%
John Hancock Collateral Trust,
2.0611% (E)(F)	8,076,355	80,812,816
TOTAL SECURITIES LENDING COLLATERAL
(Cost $80,791,537)		$80,812,816

SHORT-TERM INVESTMENTS – 5.4%
Repurchase agreement – 5.4%
Societe Generale SA Tri-Party Repurchase
Agreement dated 8-31-18 at 1.950% to
be repurchased at $91,819,890 on
9-4-18, collateralized by $14,674,575
Federal Home Loan Mortgage Corp.,
4.000% - 4.500% due 4-1-26 to 11-1-44
(valued at $15,210,665 including
interest), $3,408,336 Federal National
Mortgage Association, 3.500% due
10-1-28 (valued at $3,466,835 including
interest), $11,297,568 Government
National Mortgage Association, 3.500%
due 4-20-46 (valued at $11,378,071
including interest), $5,800,700
U.S. Treasury Bills, 0.000% due 9-13-18
to 8-15-19 (valued at $5,666,498
including interest), $25,535,600
U.S. Treasury Bonds, 3.125% - 4.625%
due 2-15-40 to 8-15-44 (valued at
$26,168,335 including interest)
and $32,178,200 U.S. Treasury Notes,
1.250% - 2.125% due 12-31-18 to
5-15-25 (valued at $31,745,604
including interest)	$91,800,000	91,800,000
TOTAL SHORT-TERM INVESTMENTS (Cost $91,800,000)		$91,800,000
Total Investments (Mid Cap Stock Fund) (Cost $1,285,915,084) – 104.0%		$1,773,787,807
Other assets and liabilities, net – (4.0%)		(68,798,521)
TOTAL NET ASSETS – 100.0%		$1,704,989,286

Security Abbreviations and Legend

ADR	American Depositary Receipt
(A)	All or a portion of this security is on loan as of 8-31-18.
(B)	Non-income producing security.

The accompanying notes are an integral part of the financial statements.	58

John Hancock Funds II
Portfolio of Investments — August 31, 2018 (showing percentage of total net assets)

Mid Cap Stock Fund (continued)

(C)	Direct placement securities are restricted as to resale, and the fund has limited rights to registration under the Securities Act of 1933. For more information on this security refer to the Notes to financial statements.
(D)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(E)	The rate shown is the annualized seven-day yield as of 8-31-18.
(F)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.

Mid Value Fund

	Shares or
	Principal
	Amount	Value
COMMON STOCKS – 91.0%
Consumer discretionary – 5.5%
Diversified consumer services – 1.0%
Strategic Education, Inc.	106,680	$14,803,984
Leisure products – 0.1%
Mattel, Inc. (A)(B)	112,688	1,738,776
Media – 2.5%
News Corp., Class A	1,221,680	15,967,358
Scholastic Corp.	81,783	3,438,157
Tribune Media Company, Class A	35,800	1,320,662
Viacom, Inc., Class B	501,719	14,690,332
		35,416,509
Specialty retail – 1.1%
The Gap, Inc.	67,000	2,033,450
Tiffany & Company	107,307	13,161,204
		15,194,654
Textiles, apparel and luxury goods – 0.8%
Ralph Lauren Corp.	92,214	12,246,941
		79,400,864
Consumer staples – 11.6%
Beverages – 1.4%
Carlsberg A/S, Class B	169,828	20,742,237
Food and staples retailing – 2.6%
Sysco Corp.	121,883	9,119,286
The Kroger Company	879,830	27,714,645
		36,833,931
Food products – 5.6%
Archer-Daniels-Midland Company	288,363	14,533,495
Bunge, Ltd.	493,664	32,078,287
Campbell Soup Company (B)	183,400	7,235,130
Flowers Foods, Inc.	1,119,719	22,562,338
General Mills, Inc.	89,005	4,095,120
Hostess Brands, Inc. (A)	80,270	943,975
		81,448,345
Household products – 0.8%
Kimberly-Clark Corp.	95,700	11,057,178
Personal products – 1.2%
Edgewell Personal Care Company (A)(B)	295,783	16,702,866
		166,784,557
Energy – 10.7%
Energy equipment and services – 1.2%
Frank’s International NV (A)(B)	560,881	4,952,579
SEACOR Holdings, Inc. (A)	53,315	2,743,057
SEACOR Marine Holdings, Inc. (A)	181,151	3,709,972
Tidewater, Inc. (A)(B)	168,000	5,376,000
		16,781,608
Oil, gas and consumable fuels – 9.5%
Apache Corp.	448,543	19,659,640
ARC Resources, Ltd.	380,700	4,040,379
Cameco Corp.	1,041,578	10,842,827

Mid Value Fund (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Oil, gas and consumable fuels (continued)
EQT Corp.	726,547	$37,068,428
Hess Corp.	512,393	34,504,545
Imperial Oil, Ltd. (B)	652,296	20,358,158
Murphy Oil Corp.	344,451	10,619,424
		137,093,401
		153,875,009
Financials – 17.0%
Banks – 2.9%
Fifth Third Bancorp	715,062	21,044,275
Popular, Inc.	170,784	8,597,267
Westamerica Bancorporation (B)	184,254	11,797,784
		41,439,326
Capital markets – 2.8%
Franklin Resources, Inc.	375,543	11,919,735
Lazard, Ltd., Class A	96,065	4,624,569
Northern Trust Corp.	210,759	22,648,162
Waddell & Reed Financial, Inc.,
Class A (B)	85,500	1,711,710
		40,904,176
Consumer finance – 1.9%
Ally Financial, Inc.	283,249	7,613,733
Synchrony Financial	647,036	20,491,630
		28,105,363
Diversified financial services – 2.4%
Groupe Bruxelles Lambert SA	31,230	3,278,177
Jefferies Financial Group, Inc.	611,206	14,192,203
Pargesa Holding SA, BR Shares	87,658	7,113,931
Voya Financial, Inc.	202,001	10,114,190
		34,698,501
Insurance – 6.4%
Brighthouse Financial, Inc. (A)	185,262	7,690,226
Brown & Brown, Inc.	565,719	17,243,115
CNA Financial Corp.	314,045	14,100,621
Kemper Corp.	142,896	11,624,590
Loews Corp.	452,996	22,790,229
Marsh & McLennan Companies, Inc.	164,792	13,946,347
The Progressive Corp.	63,372	4,279,511
		91,674,639
Thrifts and mortgage finance – 0.6%
Capitol Federal Financial, Inc.	632,771	8,358,905
		245,180,910
Health care – 15.3%
Biotechnology – 2.4%
Alkermes PLC (A)	317,123	14,219,795
Incyte Corp. (A)	100,300	7,413,173
Seattle Genetics, Inc. (A)	156,893	12,043,107
		33,676,075
Health care equipment and supplies – 5.1%
Baxter International, Inc.	366,737	27,274,231
DENTSPLY SIRONA, Inc.	261,000	10,419,120
DexCom, Inc. (A)	45,712	6,599,899
Hologic, Inc. (A)	403,024	16,024,234
Zimmer Biomet Holdings, Inc.	109,342	13,517,951
		73,835,435
Health care providers and services – 4.7%
Cardinal Health, Inc.	211,256	11,025,451
Henry Schein, Inc. (A)	86,300	6,703,784
MEDNAX, Inc. (A)	181,951	8,615,380
Patterson Companies, Inc. (B)	809,073	18,244,596

The accompanying notes are an integral part of the financial statements.	59

John Hancock Funds II
Portfolio of Investments — August 31, 2018 (showing percentage of total net assets)

Mid Value Fund (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Health care providers and services (continued)
Select Medical Holdings Corp. (A)	1,158,718	$22,942,616
		67,531,827
Pharmaceuticals – 3.1%
Amneal Pharmaceuticals, Inc. (A)	94,111	2,173,964
Mylan NV (A)	35,700	1,396,941
Perrigo Company PLC	354,429	27,117,363
Teva Pharmaceutical Industries, Ltd., ADR	431,326	9,881,679
Zoetis, Inc.	45,469	4,119,491
		44,689,438
		219,732,775
Industrials – 9.2%
Aerospace and defense – 3.5%
Cobham PLC (A)	3,061,450	4,948,103
Textron, Inc.	665,826	45,961,966
		50,910,069
Air freight and logistics – 2.4%
C.H. Robinson Worldwide, Inc.	249,990	24,019,039
Expeditors International of
Washington, Inc.	146,825	10,759,336
		34,778,375
Commercial services and supplies – 0.7%
Cintas Corp.	45,886	9,790,696
Machinery – 2.0%
AGCO Corp.	100,939	6,022,021
Wabtec Corp. (B)	56,478	6,117,697
Xylem, Inc.	218,039	16,551,340
		28,691,058
Road and rail – 0.6%
Kansas City Southern	69,564	8,066,641
		132,236,839
Information technology – 1.3%
Electronic equipment, instruments and components – 1.1%
AVX Corp.	245,596	5,194,355
National Instruments Corp.	216,960	10,359,840
		15,554,195
Semiconductors and semiconductor equipment – 0.2%
Marvell Technology Group, Ltd.	153,157	3,167,287
		18,721,482
Materials – 6.8%
Chemicals – 0.5%
CF Industries Holdings, Inc.	57,915	3,008,684
FMC Corp.	50,080	4,279,336
		7,288,020
Construction materials – 1.2%
Vulcan Materials Company	150,616	16,688,253
Containers and packaging – 0.1%
WestRock Company	15,687	864,040
Metals and mining – 5.0%
Barrick Gold Corp. (B)	1,362,007	14,192,113
Cia de Minas Buenaventura SAA, ADR	472,700	5,951,293
Franco-Nevada Corp.	275,379	17,603,154
Newmont Mining Corp.	700,032	21,721,993
Nucor Corp.	212,646	13,290,375
		72,758,928
		97,599,241
Real estate – 7.2%
Equity real estate investment trusts – 5.9%
Equity Commonwealth (A)	625,684	20,059,429
Equity Residential	263,929	17,881,190

Mid Value Fund (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Equity real estate investment trusts (continued)
Forest City Realty Trust, Inc., Class A	307,231	$7,726,860
Rayonier, Inc.	604,806	21,065,393
Regency Centers Corp.	130,802	8,636,856
Weyerhaeuser Company	277,580	9,634,802
		85,004,530
Real estate management and development – 1.3%
Realogy Holdings Corp. (B)	700,699	14,987,952
The St. Joe Company (A)	230,321	3,961,521
		18,949,473
		103,954,003
Telecommunication services – 0.2%
Wireless telecommunication services – 0.2%
Telephone & Data Systems, Inc.	94,062	2,825,622
Utilities – 6.2%
Electric utilities – 4.7%
Entergy Corp.	76,302	6,378,084
FirstEnergy Corp.	1,033,552	38,634,174
PG&E Corp.	491,565	22,700,472
		67,712,730
Independent power and renewable electricity producers – 1.0%
NRG Energy, Inc.	71,814	2,541,497
Vistra Energy Corp. (A)	523,859	12,331,641
		14,873,138
Multi-utilities – 0.5%
SCANA Corp.	191,600	7,345,944
		89,931,812
TOTAL COMMON STOCKS (Cost $1,048,190,020)		$1,310,243,114

PREFERRED SECURITIES – 0.3%
Consumer staples – 0.3%
Food products – 0.3%
Bunge, Ltd., 4.875% (B)	31,449	3,333,594
TOTAL PREFERRED SECURITIES (Cost $3,563,298)		$3,333,594

SECURITIES LENDING COLLATERAL – 6.6%
John Hancock Collateral Trust,
2.0611% (C)(D)	9,486,141	94,919,276
TOTAL SECURITIES LENDING COLLATERAL
(Cost $94,903,331)		$94,919,276

SHORT-TERM INVESTMENTS – 8.7%
Money market funds – 8.7%
State Street Institutional U.S. Government Money
Market Fund, Premier Class, 1.8679% (C)	1,316,369	1,316,369
T. Rowe Price Government Money Fund,
1.9797% (C)	124,008,263	124,008,263
		125,324,632
TOTAL SHORT-TERM INVESTMENTS (Cost $125,324,632)		$125,324,632
Total Investments (Mid Value Fund)
(Cost $1,271,981,281) – 106.6%		$1,533,820,616
Other assets and liabilities, net – (6.6%)		(94,412,401)
TOTAL NET ASSETS – 100.0%		$1,439,408,215

Security Abbreviations and Legend

ADR	American Depositary Receipt
(A)	Non-income producing security.
(B)	All or a portion of this security is on loan as of 8-31-18.
(C)	The rate shown is the annualized seven-day yield as of 8-31-18.

The accompanying notes are an integral part of the financial statements.	60

John Hancock Funds II
Portfolio of Investments — August 31, 2018 (showing percentage of total net assets)

Mid Value Fund (continued)

(D)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.

Multi-Index Lifestyle Aggressive Portfolio

	Shares or
	Principal
	Amount	Value
AFFILIATED INVESTMENT COMPANIES (A) - 66.5%
Equity - 66.5%
Strategic Equity Allocation, Class NAV, JHF II
(JHAM) (B)(C)	16,193,308	$217,961,923
TOTAL AFFILIATED INVESTMENT
COMPANIES (Cost $213,009,499)		$217,961,923

UNAFFILIATED INVESTMENT COMPANIES - 33.5%
Exchange-traded funds - 33.5%
Financial Select Sector SPDR Fund	202,037	5,723,708
iShares Edge MSCI Min Vol USA ETF	289,401	16,377,203
iShares Global Infrastructure ETF	21,973	936,489
Vanguard Dividend Appreciation ETF	99,754	10,909,097
Vanguard Energy ETF	42,657	4,397,084
Vanguard FTSE All World ex-US Small-Cap ETF	57,065	6,535,084
Vanguard FTSE Developed Markets ETF	27,923	1,204,040
Vanguard FTSE Emerging Markets ETF	327,216	13,756,161
Vanguard Global ex-U.S. Real Estate ETF	16,253	939,423
Vanguard Health Care ETF	24,821	4,394,806
Vanguard Information Technology ETF	18,965	3,846,102
Vanguard Materials ETF	13,980	1,876,675
Vanguard Mid-Cap ETF	134,886	22,343,866
Vanguard Real Estate ETF	33,884	2,847,950
Vanguard S&P 500 ETF	14,119	3,765,820
Vanguard Small-Cap ETF	60,553	10,031,210
TOTAL UNAFFILIATED INVESTMENT
COMPANIES (Cost $95,425,938)		$109,884,718

SHORT-TERM INVESTMENTS - 0.1%
Money market funds - 0.1%
State Street Institutional U.S. Government Money
Market Fund, Premier Class, 1.8679% (D)	251,637	251,637
TOTAL SHORT-TERM INVESTMENTS
(Cost $251,637)		$251,637
Total Investments (Multi-Index Lifestyle
Aggressive Portfolio) (Cost $308,687,074) - 100.1%		$328,098,278
Other assets and liabilities, net - (0.1%)		(228,832)
TOTAL NET ASSETS - 100.0%		$327,869,446

Security Abbreviations and Legend

JHAM	John Hancock Asset Management
JHF II	John Hancock Funds II
(A)	The underlying funds’ subadvisor is shown parenthetically.
(B)	The subadvisor is an affiliate of the advisor.
(C)	Manulife Asset Management (US) LLC is doing business as John Hancock Asset Management.
(D)	The rate shown is the annualized seven-day yield as of 8-31-18.

Multi-Index Lifestyle Balanced Portfolio

	Shares or
	Principal
	Amount	Value
AFFILIATED INVESTMENT COMPANIES (A) - 39.6%
Equity - 39.6%
Strategic Equity Allocation, Class NAV, JHF II
(JHAM) (B)(C)	25,613,800	$344,761,748
TOTAL AFFILIATED INVESTMENT
COMPANIES (Cost $334,621,287)		$344,761,748

Multi-Index Lifestyle Balanced Portfolio (continued)

	Shares or
	Principal
	Amount	Value
UNAFFILIATED INVESTMENT COMPANIES - 60.3%
Exchange-traded funds - 60.3%
Financial Select Sector SPDR Fund	381,202	$10,799,453
Invesco Senior Loan ETF	1,817,987	41,922,780
iShares Edge MSCI Min Vol USA ETF	770,782	43,618,553
iShares Global Infrastructure ETF	40,619	1,731,182
iShares JP Morgan USD Emerging Markets
Bond ETF	183,802	19,501,392
iShares TIPS Bond ETF	91,300	10,233,817
SPDR Bloomberg Barclays High Yield Bond
ETF (D)	547,044	19,693,584
SPDR Bloomberg Barclays Short Term High
Yield Bond ETF	474,676	13,077,324
Vanguard Dividend Appreciation ETF	267,433	29,246,473
Vanguard Energy ETF	79,910	8,237,123
Vanguard FTSE All World ex-US Small-Cap ETF	73,094	8,370,725
Vanguard FTSE Developed Markets ETF	1,008	43,465
Vanguard FTSE Emerging Markets ETF	178,013	7,483,667
Vanguard Global ex-U.S. Real Estate ETF	30,377	1,755,791
Vanguard Health Care ETF	32,558	5,764,719
Vanguard Information Technology ETF	27,466	5,570,105
Vanguard Intermediate-Term Corporate
Bond ETF	914,497	76,973,210
Vanguard Materials ETF	26,274	3,527,022
Vanguard Mid-Cap ETF	184,675	30,591,414
Vanguard Real Estate ETF (D)	63,056	5,299,857
Vanguard S&P 500 ETF	165	44,009
Vanguard Short-Term Bond ETF	455,655	35,673,230
Vanguard Short-Term Corporate Bond ETF	499,475	39,158,840
Vanguard Short-Term Inflation-Protected
Securities ETF	418,230	20,493,270
Vanguard Small-Cap ETF	75,213	12,459,786
Vanguard Total Bond Market ETF	785,050	62,270,166
Xtrackers USD High Yield Corporate Bond ETF	216,823	10,795,617
TOTAL UNAFFILIATED INVESTMENT
COMPANIES (Cost $503,758,514)		$524,336,574

SECURITIES LENDING COLLATERAL - 2.9%
John Hancock Collateral Trust, 2.0611% (E)(F)	2,520,301	25,218,381
TOTAL SECURITIES LENDING
COLLATERAL (Cost $25,215,580)		$25,218,381

SHORT-TERM INVESTMENTS - 0.1%
Money market funds - 0.1%
State Street Institutional U.S. Government Money
Market Fund, Premier Class, 1.8679% (E)	273,357	273,357
TOTAL SHORT-TERM INVESTMENTS
(Cost $273,357)		$273,357
Total Investments (Multi-Index Lifestyle
Balanced Portfolio) (Cost $863,868,738) - 102.9%		$894,590,060
Other assets and liabilities, net - (2.9%)		(24,865,442)
TOTAL NET ASSETS - 100.0%		$869,724,618

Security Abbreviations and Legend

JHAM	John Hancock Asset Management
JHF II	John Hancock Funds II
(A)	The underlying funds’ subadvisor is shown parenthetically.
(B)	The subadvisor is an affiliate of the advisor.
(C)	Manulife Asset Management (US) LLC is doing business as John Hancock Asset Management.
(D)	All or a portion of this security is on loan as of 8-31-18.
(E)	The rate shown is the annualized seven-day yield as of 8-31-18.

The accompanying notes are an integral part of the financial statements.	61

John Hancock Funds II
Portfolio of Investments — August 31, 2018 (showing percentage of total net assets)

Multi-Index Lifestyle Balanced Portfolio (continued)

(F)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.

Multi-Index Lifestyle Conservative Portfolio

	Shares or
	Principal
	Amount	Value
AFFILIATED INVESTMENT COMPANIES (A) - 12.1%
Equity - 12.1%
Strategic Equity Allocation, Class NAV, JHF II
(JHAM) (B)(C)	1,404,814	$18,908,791
TOTAL AFFILIATED INVESTMENT
COMPANIES (Cost $18,068,380)		$18,908,791

UNAFFILIATED INVESTMENT COMPANIES - 87.9%
Exchange-traded funds - 87.9%
Invesco Senior Loan ETF	536,656	12,375,286
iShares Edge MSCI Min Vol USA ETF	84,158	4,762,501
iShares Global Infrastructure ETF	5,248	223,670
iShares JP Morgan USD Emerging Markets
Bond ETF	47,106	4,997,947
iShares TIPS Bond ETF	32,945	3,692,805
SPDR Bloomberg Barclays High Yield Bond
ETF (D)	141,931	5,109,516
SPDR Bloomberg Barclays Short Term High
Yield Bond ETF	116,048	3,197,122
Vanguard Dividend Appreciation ETF	29,026	3,174,283
Vanguard Energy ETF	10,140	1,045,231
Vanguard FTSE Developed Markets ETF	180	7,762
Vanguard FTSE Emerging Markets ETF	6,299	264,810
Vanguard Global ex-U.S. Real Estate ETF	3,887	224,669
Vanguard Intermediate-Term Bond ETF	104,335	8,475,132
Vanguard Intermediate-Term Corporate
Bond ETF	333,050	28,032,819
Vanguard Materials ETF	3,343	448,764
Vanguard Mid-Cap ETF	6,982	1,156,568
Vanguard Real Estate ETF	8,060	677,443
Vanguard Short-Term Bond ETF	148,310	11,611,190
Vanguard Short-Term Corporate Bond ETF	196,225	15,384,040
Vanguard Short-Term Inflation-Protected
Securities ETF	151,097	7,403,753
Vanguard Small-Cap ETF	2,223	368,262
Vanguard Total Bond Market ETF	281,985	22,367,050
Xtrackers USD High Yield Corporate Bond ETF	47,068	2,343,516
TOTAL UNAFFILIATED INVESTMENT
COMPANIES (Cost $138,098,828)		$137,344,139

SECURITIES LENDING COLLATERAL - 3.3%
John Hancock Collateral Trust, 2.0611% (E)(F)	515,277	5,155,911
TOTAL SECURITIES LENDING
COLLATERAL (Cost $5,155,579)		$5,155,911

SHORT-TERM INVESTMENTS - 0.0%
Money market funds - 0.0%
State Street Institutional U.S. Government Money
Market Fund, Premier Class, 1.8679% (E)	77,943	77,943
TOTAL SHORT-TERM INVESTMENTS
(Cost $77,943)		$77,943
Total Investments (Multi-Index Lifestyle
Conservative Portfolio) (Cost $161,400,730) - 103.3%		$161,486,784
Other assets and liabilities, net - (3.3%)		(5,154,868)
TOTAL NET ASSETS - 100.0%		$156,331,916

Security Abbreviations and Legend

JHAM	John Hancock Asset Management
JHF II	John Hancock Funds II

Multi-Index Lifestyle Conservative Portfolio (continued)

(A)	The underlying funds’ subadvisor is shown parenthetically.
(B)	The subadvisor is an affiliate of the advisor.
(C)	Manulife Asset Management (US) LLC is doing business as John Hancock Asset Management.
(D)	All or a portion of this security is on loan as of 8-31-18.
(E)	The rate shown is the annualized seven-day yield as of 8-31-18.
(F)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.

Multi-Index Lifestyle Growth Portfolio

	Shares or
	Principal
	Amount	Value
AFFILIATED INVESTMENT COMPANIES (A) - 52.9%
Equity - 52.9%
Strategic Equity Allocation, Class NAV, JHF II
(JHAM) (B)(C)	29,901,875	$402,479,231
TOTAL AFFILIATED INVESTMENT
COMPANIES (Cost $392,636,925)		$402,479,231

UNAFFILIATED INVESTMENT COMPANIES - 47.0%
Exchange-traded funds - 47.0%
Financial Select Sector SPDR Fund	403,377	11,427,670
Invesco Senior Loan ETF	726,493	16,752,931
iShares Edge MSCI Min Vol USA ETF	700,265	39,627,996
iShares Global Infrastructure ETF	43,121	1,837,817
iShares JP Morgan USD Emerging Markets
Bond ETF	101,096	10,726,286
iShares TIPS Bond ETF	38,582	4,324,656
SPDR Bloomberg Barclays High Yield Bond
ETF (D)	233,423	8,403,228
SPDR Bloomberg Barclays Short Term High
Yield Bond ETF	207,346	5,712,382
Vanguard Dividend Appreciation ETF	242,877	26,561,029
Vanguard Energy ETF	84,883	8,749,740
Vanguard FTSE All World ex-US Small-Cap ETF	102,262	11,711,044
Vanguard FTSE Developed Markets ETF	209,712	9,042,781
Vanguard FTSE Emerging Markets ETF	386,154	16,233,914
Vanguard Global ex-U.S. Real Estate ETF	32,074	1,853,877
Vanguard Health Care ETF	39,712	7,031,407
Vanguard Information Technology ETF	31,706	6,429,977
Vanguard Intermediate-Term Corporate
Bond ETF	406,937	34,251,887
Vanguard Materials ETF	27,638	3,710,125
Vanguard Mid-Cap ETF	236,053	39,102,179
Vanguard Real Estate ETF (D)	67,007	5,631,938
Vanguard S&P 500 ETF	144	38,408
Vanguard Short-Term Bond ETF	206,227	16,145,512
Vanguard Short-Term Corporate Bond ETF	221,689	17,380,418
Vanguard Short-Term Inflation-Protected
Securities ETF	176,757	8,661,093
Vanguard Small-Cap ETF	86,131	14,268,461
Vanguard Total Bond Market ETF	349,776	27,744,232
Xtrackers USD High Yield Corporate Bond ETF	98,794	4,918,953
TOTAL UNAFFILIATED INVESTMENT
COMPANIES (Cost $332,286,392)		$358,279,941

SECURITIES LENDING COLLATERAL - 1.9%
John Hancock Collateral Trust, 2.0611% (E)(F)	1,412,330	14,131,915
TOTAL SECURITIES LENDING
COLLATERAL (Cost $14,131,670)		$14,131,915

The accompanying notes are an integral part of the financial statements.	62

John Hancock Funds II
Portfolio of Investments — August 31, 2018 (showing percentage of total net assets)

Multi-Index Lifestyle Growth Portfolio (continued)

	Shares or
	Principal
	Amount	Value
SHORT-TERM INVESTMENTS - 0.0%
Money market funds - 0.0%
State Street Institutional U.S. Government Money
Market Fund, Premier Class, 1.8679% (E)	401,513	$401,513
TOTAL SHORT-TERM INVESTMENTS
(Cost $401,513)		$401,513
Total Investments (Multi-Index Lifestyle
Growth Portfolio) (Cost $739,456,500) - 101.8%		$775,292,600
Other assets and liabilities, net - (1.8%)		(13,954,972)
TOTAL NET ASSETS - 100.0%		$761,337,628

Security Abbreviations and Legend

JHAM	John Hancock Asset Management
JHF II	John Hancock Funds II
(A)	The underlying funds’ subadvisor is shown parenthetically.
(B)	The subadvisor is an affiliate of the advisor.
(C)	Manulife Asset Management (US) LLC is doing business as John Hancock Asset Management.
(D)	All or a portion of this security is on loan as of 8-31-18.
(E)	The rate shown is the annualized seven-day yield as of 8-31-18.
(F)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.

Multi-Index Lifestyle Moderate Portfolio

	Shares or
	Principal
	Amount	Value
AFFILIATED INVESTMENT COMPANIES (A) - 25.9%
Equity - 25.9%
Strategic Equity Allocation, Class NAV, JHF II
(JHAM) (B)(C)	4,624,884	$62,250,937
TOTAL AFFILIATED INVESTMENT
COMPANIES (Cost $60,475,068)		$62,250,937

UNAFFILIATED INVESTMENT COMPANIES - 74.0%
Exchange-traded funds - 74.0%
Invesco Senior Loan ETF	647,474	14,930,750
iShares Edge MSCI Min Vol USA ETF	221,213	12,518,444
iShares Global Infrastructure ETF	8,899	379,275
iShares JP Morgan USD Emerging Markets
Bond ETF	68,528	7,270,821
iShares TIPS Bond ETF	35,149	3,939,851
SPDR Bloomberg Barclays High Yield Bond
ETF (D)	218,706	7,873,416
SPDR Bloomberg Barclays Short Term High
Yield Bond ETF	178,588	4,920,099
Vanguard Dividend Appreciation ETF	76,321	8,346,465
Vanguard Energy ETF	17,323	1,785,655
Vanguard FTSE Developed Markets ETF	278	11,987
Vanguard FTSE Emerging Markets ETF	4,467	187,793
Vanguard Global ex-U.S. Real Estate ETF	6,620	382,636
Vanguard Intermediate-Term Bond ETF	68,992	5,604,220
Vanguard Intermediate-Term Corporate
Bond ETF	406,955	34,253,404
Vanguard Materials ETF	5,685	763,154
Vanguard Mid-Cap ETF	29,073	4,815,942
Vanguard Real Estate ETF	13,781	1,158,293
Vanguard S&P 500 ETF	46	12,269
Vanguard Short-Term Bond ETF	134,403	10,522,411
Vanguard Short-Term Corporate Bond ETF	231,048	18,114,163
Vanguard Short-Term Inflation-Protected
Securities ETF	161,014	7,889,686
Vanguard Small-Cap ETF	8,114	1,344,165

Multi-Index Lifestyle Moderate Portfolio (continued)

	Shares or
	Principal
	Amount	Value
UNAFFILIATED INVESTMENT COMPANIES (continued)
Exchange-traded funds (continued)
Vanguard Total Bond Market ETF	345,409	$27,397,842
Xtrackers USD High Yield Corporate Bond ETF	72,311	3,600,365
TOTAL UNAFFILIATED INVESTMENT
COMPANIES (Cost $175,909,279)		$178,023,106

SECURITIES LENDING COLLATERAL - 3.3%
John Hancock Collateral Trust, 2.0611% (E)(F)	792,912	7,933,955
TOTAL SECURITIES LENDING
COLLATERAL (Cost $7,933,216)		$7,933,955

SHORT-TERM INVESTMENTS - 0.1%
Money market funds - 0.1%
State Street Institutional U.S. Government Money
Market Fund, Premier Class, 1.8679% (E)	206,369	206,369
TOTAL SHORT-TERM INVESTMENTS
(Cost $206,369)		$206,369
Total Investments (Multi-Index Lifestyle
Moderate Portfolio) (Cost $244,523,932) - 103.3%		$248,414,367
Other assets and liabilities, net - (3.3%)		(8,000,733)
TOTAL NET ASSETS - 100.0%		$240,413,634

Security Abbreviations and Legend

JHAM	John Hancock Asset Management
JHF II	John Hancock Funds II
(A)	The underlying funds’ subadvisor is shown parenthetically.
(B)	The subadvisor is an affiliate of the advisor.
(C)	Manulife Asset Management (US) LLC is doing business as John Hancock Asset Management.
(D)	All or a portion of this security is on loan as of 8-31-18.
(E)	The rate shown is the annualized seven-day yield as of 8-31-18.
(F)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.

Real Estate Securities Fund

	Shares or
	Principal
	Amount	Value
COMMON STOCKS – 100.0%
Consumer discretionary – 0.5%
Hotels, restaurants and leisure – 0.5%
Hotels, resorts and cruise lines – 0.5%
Extended Stay America, Inc.	95,604	$1,929,289
Real estate – 99.5%
Equity real estate investment trusts – 98.7%
Diversified REITs – 2.6%
STORE Capital Corp.	376,115	10,835,873
Health care REITs – 11.6%
Medical Properties Trust, Inc.	149,513	2,250,171
Omega Healthcare Investors, Inc.	209,662	6,929,329
Physicians Realty Trust	368,066	6,437,474
Ventas, Inc.	246,383	14,750,950
Welltower, Inc.	278,335	18,567,728
		48,935,652
Hotel and resort REITs – 6.6%
Host Hotels & Resorts, Inc.	289,311	6,228,866
LaSalle Hotel Properties	52,456	1,841,730
MGM Growth Properties LLC, Class A	74,294	2,283,055

The accompanying notes are an integral part of the financial statements.	63

John Hancock Funds II
Portfolio of Investments — August 31, 2018 (showing percentage of total net assets)

Real Estate Securities Fund (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)

Ryman Hospitality Properties, Inc.	119,456	$10,599,331
Sunstone Hotel Investors, Inc.	415,715	6,975,698
		27,928,680
Industrial REITs – 9.5%
Americold Realty Trust	122,352	3,046,565
First Industrial Realty Trust, Inc.	141,710	4,599,907
Prologis, Inc.	366,393	24,614,301
Rexford Industrial Realty, Inc.	232,781	7,565,383
		39,826,156
Office REITs – 13.5%
Alexandria Real Estate Equities, Inc.	124,926	16,034,252
Boston Properties, Inc.	120,526	15,722,617
Columbia Property Trust, Inc.	191,835	4,619,387
Cousins Properties, Inc.	634,929	5,936,586
Douglas Emmett, Inc.	316,802	12,374,286
JBG SMITH Properties	62,705	2,348,929
		57,036,057
Residential REITs – 17.2%
Camden Property Trust	145,545	13,835,508
Equity LifeStyle Properties, Inc.	148,910	14,426,401
Equity Residential	347,049	23,512,570
Invitation Homes, Inc.	228,160	5,332,099
Mid-America Apartment Communities, Inc.	148,658	15,395,022
		72,501,600
Retail REITs – 21.6%
Acadia Realty Trust	165,842	4,729,814
Agree Realty Corp.	139,620	7,968,113
Brixmor Property Group, Inc.	316,787	5,771,859
National Retail Properties, Inc.	91,192	4,203,039
Realty Income Corp.	275,421	16,131,408
Regency Centers Corp.	154,816	10,222,500
Retail Properties of America, Inc., Class A	283,766	3,612,341
Simon Property Group, Inc.	187,800	34,373,034
The Macerich Company	68,411	4,018,462
		91,030,570
Specialized REITs – 16.1%
CoreSite Realty Corp.	106,905	12,451,225
CubeSmart	377,934	11,545,884
CyrusOne, Inc.	143,742	9,624,964
Equinix, Inc.	32,889	14,343,880
Extra Space Storage, Inc.	110,906	10,226,642
Public Storage	32,516	6,912,251
VICI Properties, Inc.	121,606	2,542,781
		67,647,627
		415,742,215
Real estate management and
development – 0.8%
Real estate operating companies – 0.8%
Essential Properties Realty Trust, Inc. (A)	231,169	3,296,470
		419,038,685
TOTAL COMMON STOCKS (Cost $355,659,100)		$420,967,974

Real Estate Securities Fund (continued)

	Shares or
	Principal
	Amount	Value
SHORT-TERM INVESTMENTS – 0.1%
Money market funds – 0.1%
State Street Institutional U.S. Government
Money Market Fund, Premier Class,
1.8679% (B)	221,310	$221,310
TOTAL SHORT-TERM INVESTMENTS
(Cost $221,310)		$221,310
Total Investments (Real Estate Securities Fund)
(Cost $355,880,410) – 100.1%		$421,189,284
Other assets and liabilities, net – (0.1%)		(283,523)
TOTAL NET ASSETS – 100.0%		$420,905,761

Security Abbreviations and Legend

(A)	Non-income producing security.
(B)	The rate shown is the annualized seven-day yield as of 8-31-18.

Science & Technology Fund

	Shares or
	Principal
	Amount	Value
COMMON STOCKS – 92.9%
Consumer discretionary – 16.1%
Automobiles – 0.8%
Tesla, Inc. (A)(B)	6,961	$2,099,855
Internet and direct marketing retail – 12.8%
Amazon.com, Inc. (A)	7,116	14,322,444
Booking Holdings, Inc. (A)	2,885	5,630,222
Ctrip.com International, Ltd., ADR (A)	197,817	7,744,536
Netflix, Inc. (A)	7,360	2,706,125
Zalando SE (A)(C)	36,517	1,920,797
		32,324,124
Media – 2.5%
Liberty Global PLC, Series C (A)	113,885	2,948,483
Naspers, Ltd., N Shares	845	187,790
Naspers, Ltd., N Shares (B)	53,800	2,421,538
News Corp., Class A	47,240	617,427
		6,175,238
		40,599,217
Health care – 0.8%
Biotechnology – 0.3%
Grifols SA, ADR	36,066	784,436
Health care equipment and supplies – 0.4%
Intuitive Surgical, Inc. (A)	1,775	994,000
Health care technology – 0.1%
Veeva Systems, Inc., Class A (A)	1,570	163,845
		1,942,281
Industrials – 0.4%
Electrical equipment – 0.4%
Bloom Energy Corp., Class A (A)(B)	15,185	454,791
Sensata Technologies Holding PLC (A)	12,856	680,725
		1,135,516
Information technology – 75.0%
Communications equipment – 2.7%
Arista Networks, Inc. (A)	7,985	2,387,355
Lumentum Holdings, Inc. (A)(B)	20,762	1,409,740
Palo Alto Networks, Inc. (A)	13,310	3,076,607
		6,873,702
Electronic equipment, instruments and components – 2.1%
CDW Corp.	3,045	266,620
Cognex Corp.	5,665	304,775
Coherent, Inc. (A)	7,711	1,469,717

The accompanying notes are an integral part of the financial statements.	64

John Hancock Funds II
Portfolio of Investments — August 31, 2018 (showing percentage of total net assets)

Science & Technology Fund (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Electronic equipment, instruments and
components (continued)
Corning, Inc.	22,300	$747,273
Flex, Ltd. (A)	7,795	107,493
IPG Photonics Corp. (A)	1,670	293,052
Largan Precision Company, Ltd.	12,000	1,840,522
Samsung SDI Company, Ltd.	1,610	340,992
		5,370,444
Internet software and services – 18.7%
Alibaba Group Holding, Ltd., ADR (A)	11,125	1,946,986
Alphabet, Inc., Class A (A)	3,460	4,262,028
Alphabet, Inc., Class C (A)	7,130	8,685,695
Baidu, Inc., ADR (A)	500	113,240
Dropbox, Inc., Class A (A)	200	5,370
Facebook, Inc., Class A (A)	59,866	10,520,252
GrubHub, Inc. (A)	7,710	1,111,088
Mail.Ru Group, Ltd., GDR (A)	118,452	2,555,456
Mimecast, Ltd. (A)	1,885	78,397
MongoDB, Inc. (A)(B)	19,080	1,372,997
NAVER Corp.	3,614	2,440,225
NetEase, Inc., ADR	3,660	723,619
New Relic, Inc. (A)	6,315	648,929
Nutanix, Inc., Class A (A)	24,250	1,365,760
Okta, Inc. (A)	50,165	3,101,702
Tencent Holdings, Ltd.	132,275	5,686,123
Twilio, Inc., Class A (A)	30,965	2,497,637
Yandex NV, Class A (A)	3,265	104,904
		47,220,408
IT services – 6.4%
Capgemini SE	1,500	193,344
DXC Technology Company	32,165	2,929,910
Mastercard, Inc., Class A	6,715	1,447,485
PayPal Holdings, Inc. (A)	21,310	1,967,552
Perspecta, Inc.	12,995	302,264
Square, Inc., Class A (A)	88,320	7,828,685
Visa, Inc., Class A	9,600	1,410,144
		16,079,384
Semiconductors and semiconductor equipment – 14.9%
Advanced Micro Devices, Inc. (A)(B)	44,510	1,120,317
Applied Materials, Inc.	35,500	1,527,210
ASML Holding NV	640	131,232
Broadcom, Inc.	18,893	4,138,134
Cree, Inc. (A)	29,605	1,424,297
Infineon Technologies AG	13,450	342,021
Intel Corp.	3,095	149,891
Lam Research Corp.	26,500	4,586,885
Marvell Technology Group, Ltd.	137,185	2,836,986
Maxim Integrated Products, Inc.	31,800	1,922,946
Microchip Technology, Inc. (B)	24,445	2,103,003
Micron Technology, Inc. (A)	126,627	6,650,450
NVIDIA Corp.	9,935	2,788,556
ON Semiconductor Corp. (A)	13,435	286,703
Qorvo, Inc. (A)	19,100	1,529,719
QUALCOMM, Inc.	23,598	1,621,419
SK Hynix, Inc.	6,898	514,451
Taiwan Semiconductor
Manufacturing Company, Ltd., ADR	20,140	878,104
Teradyne, Inc.	22,675	933,983
Texas Instruments, Inc.	17,909	2,012,972
		37,499,279
Software – 22.5%
Activision Blizzard, Inc.	8,460	609,966
Adobe Systems, Inc. (A)	1,430	376,819
Aspen Technology, Inc. (A)	1,320	152,275

Science & Technology Fund (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Software (continued)
Atlassian Corp. PLC, Class A (A)	8,760	$788,488
Autodesk, Inc. (A)	2,290	353,462
AVEVA Group PLC	7,090	261,202
Electronic Arts, Inc. (A)	1,740	197,333
Ellie Mae, Inc. (A)	9,463	997,116
ForeScout Technologies, Inc. (A)	2,175	78,452
Guidewire Software, Inc. (A)	1,265	127,221
HubSpot, Inc. (A)	3,270	469,899
Intuit, Inc.	4,935	1,083,084
Microsoft Corp.	117,861	13,239,326
Paycom Software, Inc. (A)	31,175	4,835,866
Proofpoint, Inc. (A)	26,815	3,181,600
RealPage, Inc. (A)	7,880	491,712
Red Hat, Inc. (A)	24,654	3,642,135
RingCentral, Inc., Class A (A)	35,120	3,271,428
salesforce.com, Inc. (A)	22,629	3,454,996
ServiceNow, Inc. (A)	28,210	5,539,316
Sophos Group PLC (C)	42,540	289,149
Symantec Corp.	98,053	1,976,748
Synopsys, Inc. (A)	26,527	2,709,468
Tableau Software, Inc., Class A (A)	18,315	2,048,716
Take-Two Interactive Software, Inc. (A)	16,545	2,209,750
Temenos AG (A)	2,925	527,935
Workday, Inc., Class A (A)	21,895	3,383,653
Zendesk, Inc. (A)	4,170	287,271
Zscaler, Inc. (A)(B)	5,720	244,759
		56,829,145
Technology hardware, storage and peripherals – 7.7%
Apple, Inc.	30,020	6,833,453
NetApp, Inc.	76,595	6,649,212
Pure Storage, Inc., Class A (A)	17,750	476,410
Samsung Electronics Company, Ltd.	125,645	5,461,868
		19,420,943
		189,293,305
Materials – 0.6%
Chemicals – 0.6%
DowDuPont, Inc.	21,773	1,526,940
TOTAL COMMON STOCKS (Cost $187,298,115)		$234,497,259

PREFERRED SECURITIES – 1.0%
Information technology – 1.0%
Internet software and services – 1.0%
Airbnb, Inc., Series E (A)(D)(E)	16,398	1,643,572
Didi Chuxing, Inc. (A)(D)(E)	16,798	855,557
		2,499,129
TOTAL PREFERRED SECURITIES (Cost $1,987,267)		$2,499,129

EXCHANGE-TRADED FUNDS – 2.4%
Altaba, Inc. (A)	85,645	5,956,610
TOTAL EXCHANGE-TRADED FUNDS (Cost $3,742,181)		$5,956,610

SECURITIES LENDING COLLATERAL – 3.3%
John Hancock Collateral Trust,
2.0611% (F)(G)	834,886	8,353,956
TOTAL SECURITIES LENDING COLLATERAL
(Cost $8,353,070)		$8,353,956

SHORT-TERM INVESTMENTS – 6.1%
Money market funds – 4.3%
State Street Institutional U.S. Government Money
Market Fund, Premier Class, 1.8679% (F)	2,000,000	2,000,000
T. Rowe Price Government Money Fund,
1.9797% (F)	8,898,888	8,898,888
		10,898,888

The accompanying notes are an integral part of the financial statements.	65

John Hancock Funds II
Portfolio of Investments — August 31, 2018 (showing percentage of total net assets)

Science & Technology Fund (continued)

	Shares or
	Principal
	Amount	Value
SHORT-TERM INVESTMENTS (continued)
Repurchase agreement – 1.8%
Repurchase Agreement with State Street Corp. dated 8-31-18 at 0.900% to be repurchased at $4,521,452 on 9-4-18, collateralized by $3,940,000 U.S. Treasury Notes, 7.250% due 8-15-22 (valued at $4,614,406, including interest)	$4,521,000	$4,521,000
TOTAL SHORT-TERM INVESTMENTS (Cost $15,419,888)		$15,419,888
Total Investments (Science & Technology Fund)
(Cost $216,800,521) – 105.7%		$266,726,842
Other assets and liabilities, net – (5.7%)		(14,356,755)
TOTAL NET ASSETS – 100.0%		$252,370,087

Security Abbreviations and Legend

ADR	American Depositary Receipt
GDR	Global Depositary Receipt
(A)	Non-income producing security.
(B)	All or a portion of this security is on loan as of 8-31-18.
(C)	These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration.
(D)	Direct placement securities are restricted as to resale, and the fund has limited rights to registration under the Securities Act of 1933. For more information on this security refer to the Notes to financial statements.
(E)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(F)	The rate shown is the annualized seven-day yield as of 8-31-18.
(G)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.

Small Cap Stock Fund

	Shares or
	Principal
	Amount	Value
COMMON STOCKS – 95.2%
Consumer discretionary – 12.9%
Hotels, restaurants and leisure – 5.5%
Boyd Gaming Corp.	113,365	$4,128,753
Marriott Vacations Worldwide Corp.	29,094	3,462,186
Planet Fitness, Inc., Class A (A)	81,449	4,184,035
Wingstop, Inc.	29,692	1,987,879
		13,762,853
Household durables – 0.7%
TopBuild Corp. (A)	11,883	740,073
TRI Pointe Group, Inc. (A)	61,667	893,555
		1,633,628
Internet and direct marketing retail – 3.1%
Shutterfly, Inc. (A)	43,331	3,365,952
Stitch Fix, Inc., Class A (A)(B)	53,441	2,168,636
Wayfair, Inc., Class A (A)	17,268	2,334,116
		7,868,704
Specialty retail – 2.6%
Five Below, Inc. (A)	13,358	1,555,806
Floor & Decor Holdings, Inc., Class A (A)	78,815	2,897,239
MarineMax, Inc. (A)	64,007	1,440,158
Sleep Number Corp. (A)	20,500	690,850
		6,584,053

Small Cap Stock Fund (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Textiles, apparel and luxury goods – 1.0%
Under Armour, Inc., Class A (A)(B)	6,755	$138,140
Under Armour, Inc., Class C (A)	121,357	2,302,142
		2,440,282
		32,289,520
Consumer staples – 1.3%
Beverages – 0.1%
MGP Ingredients, Inc.	3,100	239,041
Food and staples retailing – 1.2%
Performance Food Group Company (A)	89,797	2,972,281
		3,211,322
Energy – 2.3%
Oil, gas and consumable fuels – 2.3%
Centennial Resource Development, Inc.,
Class A (A)(B)	168,419	3,245,434
Viper Energy Partners LP	63,841	2,484,053
		5,729,487
Financials – 7.8%
Banks – 4.9%
BancorpSouth Bank	74,455	2,591,034
CenterState Bank Corp.	75,409	2,309,024
Sterling Bancorp	103,554	2,366,209
Texas Capital Bancshares, Inc. (A)	26,596	2,364,384
Union Bankshares Corp.	61,436	2,555,738
		12,186,389
Consumer finance – 1.5%
Green Dot Corp., Class A (A)	23,541	2,016,757
OneMain Holdings, Inc. (A)	47,920	1,758,664
		3,775,421
Mortgage real estate investment trusts – 0.6%
Hannon Armstrong Sustainable
Infrastructure Capital, Inc.	65,487	1,411,900
Thrifts and mortgage finance – 0.8%
MGIC Investment Corp. (A)	162,838	2,071,299
		19,445,009
Health care – 26.7%
Biotechnology – 9.6%
Amicus Therapeutics, Inc. (A)	85,017	1,146,029
Arena Pharmaceuticals, Inc. (A)	25,805	1,002,266
Blueprint Medicines Corp. (A)	21,003	1,610,300
CRISPR Therapeutics AG (A)	26,500	1,501,755
Exact Sciences Corp. (A)	48,527	3,634,187
G1 Therapeutics, Inc. (A)(B)	16,088	976,220
Galapagos NV, ADR (A)	8,195	830,645
Heron Therapeutics, Inc. (A)(B)	40,904	1,576,849
Ironwood Pharmaceuticals, Inc. (A)	55,262	1,063,241
Karyopharm Therapeutics, Inc. (A)	62,576	1,317,225
Loxo Oncology, Inc. (A)	10,551	1,782,908
Neurocrine Biosciences, Inc. (A)	16,729	2,056,831
Portola Pharmaceuticals, Inc. (A)(B)	27,498	820,815
REGENXBIO, Inc. (A)	17,052	1,201,313
Rhythm Pharmaceuticals, Inc. (A)	26,100	822,150
Sage Therapeutics, Inc. (A)	10,516	1,727,358
Spark Therapeutics, Inc. (A)(B)	17,322	1,067,208
		24,137,300
Health care equipment and supplies – 7.6%
DexCom, Inc. (A)	15,727	2,270,664
Globus Medical, Inc., Class A (A)	49,267	2,624,453
Haemonetics Corp. (A)	20,334	2,270,088
Hill-Rom Holdings, Inc.	28,409	2,763,343
Insulet Corp. (A)	53,032	5,529,647

The accompanying notes are an integral part of the financial statements.	66

John Hancock Funds II
Portfolio of Investments — August 31, 2018 (showing percentage of total net assets)

Small Cap Stock Fund (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Health care equipment and supplies (continued)
Merit Medical Systems, Inc. (A)	58,364	$3,434,721
		18,892,916
Health care providers and services – 1.8%
Amedisys, Inc. (A)	21,234	2,654,462
Molina Healthcare, Inc. (A)	13,904	1,918,752
		4,573,214
Health care technology – 3.4%
HMS Holdings Corp. (A)	96,400	3,089,620
Omnicell, Inc. (A)	49,903	3,430,831
Veeva Systems, Inc., Class A (A)	19,235	2,007,365
		8,527,816
Life sciences tools and services – 2.4%
PRA Health Sciences, Inc. (A)	32,686	3,451,642
Syneos Health, Inc. (A)	49,247	2,454,963
		5,906,605
Pharmaceuticals – 1.9%
Aerie Pharmaceuticals, Inc. (A)	40,819	2,504,246
MyoKardia, Inc. (A)	26,290	1,620,779
Revance Therapeutics, Inc. (A)	21,503	589,182
		4,714,207
		66,752,058
Industrials – 13.1%
Aerospace and defense – 0.6%
Axon Enterprise, Inc. (A)	21,138	1,442,880
Airlines – 0.8%
JetBlue Airways Corp. (A)	111,817	2,133,468
Commercial services and supplies – 1.4%
The Brink’s Company	45,362	3,406,686
Electrical equipment – 1.1%
EnerSys	34,398	2,854,690
Machinery – 6.4%
Actuant Corp., Class A	106,597	3,139,282
Altra Industrial Motion Corp. (B)	37,470	1,463,204
ITT, Inc.	66,101	3,907,230
Rexnord Corp. (A)	155,750	4,521,423
SPX FLOW, Inc. (A)	63,226	3,031,054
		16,062,193
Professional services – 2.1%
CoStar Group, Inc. (A)	6,200	2,741,392
TriNet Group, Inc. (A)	40,781	2,408,934
		5,150,326
Trading companies and distributors – 0.7%
Beacon Roofing Supply, Inc. (A)	1,050	38,934
SiteOne Landscape Supply, Inc. (A)	18,728	1,692,449
		1,731,383
		32,781,626
Information technology – 21.5%
Electronic equipment, instruments and components – 1.6%
II-VI, Inc. (A)	32,795	1,631,551
Zebra Technologies Corp., Class A (A)	13,542	2,325,703
		3,957,254
Internet software and services – 9.4%
2U, Inc. (A)	29,898	2,671,685
Carbonite, Inc. (A)	59,019	2,452,239
Etsy, Inc. (A)	43,864	2,135,738
Five9, Inc. (A)	59,282	2,848,500
Mimecast, Ltd. (A)	87,190	3,626,232
SendGrid, Inc. (A)	89,022	3,228,828
The Trade Desk, Inc., Class A (A)	26,584	3,771,738

Small Cap Stock Fund (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Internet software and services (continued)
Wix.com, Ltd. (A)	24,256	$2,694,842
		23,429,802
IT services – 2.8%
Acxiom Corp. (A)(B)	55,124	2,518,616
EPAM Systems, Inc. (A)	16,585	2,370,494
ManTech International Corp., Class A	30,822	2,044,115
		6,933,225
Semiconductors and semiconductor equipment – 0.6%
Entegris, Inc.	48,393	1,640,523
Software – 7.1%
DraftKings, Inc. (A)(C)(D)	151,487	386,225
Everbridge, Inc. (A)	46,908	2,824,331
Fair Isaac Corp. (A)	13,293	3,070,417
Globant SA (A)	46,200	2,997,456
Guidewire Software, Inc. (A)	21,326	2,144,756
HubSpot, Inc. (A)	19,741	2,836,782
Proofpoint, Inc. (A)	9,614	1,140,701
Zuora, Inc. (A)	72,373	1,963,605
Zuora, Inc., Class A (A)(B)	13,024	359,209
		17,723,482
		53,684,286
Materials – 5.1%
Chemicals – 3.5%
Cabot Corp.	41,751	2,710,475
Ferro Corp. (A)(B)	174,561	3,831,613
Ingevity Corp. (A)	21,040	2,125,250
		8,667,338
Metals and mining – 1.6%
Carpenter Technology Corp. (B)	68,531	4,089,245
		12,756,583
Real estate – 2.8%
Equity real estate investment trusts – 2.2%
Agree Realty Corp.	27,800	1,586,546
Corporate Office Properties Trust	62,013	1,908,760
Xenia Hotels & Resorts, Inc.	79,222	1,921,926
		5,417,232
Real estate management and development – 0.6%
Kennedy-Wilson Holdings, Inc.	77,095	1,653,688
		7,070,920
Telecommunication services – 1.7%
Diversified telecommunication services – 0.9%
Vonage Holdings Corp. (A)	152,617	2,164,109
Wireless telecommunication services – 0.8%
Boingo Wireless, Inc. (A)	58,583	1,937,926
		4,102,035
TOTAL COMMON STOCKS (Cost $171,350,506)		$237,822,846

PREFERRED SECURITIES – 0.5%
Consumer discretionary – 0.2%
Diversified consumer services – 0.2%
The Honest Company, Inc.,
Series D (A)(C)(D)	12,795	447,697
Information technology – 0.3%
Software – 0.3%
MarkLogic Corp., Series F (A)(C)(D)	72,325	786,173
TOTAL PREFERRED SECURITIES (Cost $1,425,432)		$1,233,870

The accompanying notes are an integral part of the financial statements.	67

John Hancock Funds II
Portfolio of Investments — August 31, 2018 (showing percentage of total net assets)

Small Cap Stock Fund (continued)

Shares or
Principal
Amount		Value
SECURITIES LENDING COLLATERAL – 4.2%
John Hancock Collateral Trust,
2.0611% (E)(F)	1,060,068	$10,607,149
TOTAL SECURITIES LENDING COLLATERAL
(Cost $10,603,993)		$10,607,149

SHORT-TERM INVESTMENTS – 4.2%
Repurchase agreement – 4.2%
Deutsche Bank Tri-Party Repurchase Agreement dated 8-31-18 at 1.970% to be repurchased at $10,402,276 on 9-4-18, collateralized by $10,611,400 U.S. Treasury Notes, 2.750% due 8-31-23 (valued at $10,608,089 including interest)	$10,400,000	10,400,000
TOTAL SHORT-TERM INVESTMENTS (Cost $10,400,000)		$10,400,000
Total Investments (Small Cap Stock Fund)
(Cost $193,779,931) – 104.1%		$260,063,865
Other assets and liabilities, net – (4.1%)		(10,322,208)
TOTAL NET ASSETS – 100.0%		$249,741,657

Security Abbreviations and Legend

ADR	American Depositary Receipt
(A)	Non-income producing security.
(B)	All or a portion of this security is on loan as of 8-31-18.
(C)	Direct placement securities are restricted as to resale, and the fund has limited rights to registration under the Securities Act of 1933. For more information on this security refer to the Notes to financial statements.
(D)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(E)	The rate shown is the annualized seven-day yield as of 8-31-18.
(F)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.

Small Company Value Fund

	Shares or
	Principal
	Amount	Value
COMMON STOCKS – 98.4%
Consumer discretionary – 11.0%
Auto components – 1.4%
Dorman Products, Inc. (A)	26,800	$2,170,264
LCI Industries (B)	17,000	1,580,150
Visteon Corp. (A)	4,600	507,794
		4,258,208
Distributors – 0.9%
Pool Corp.	16,444	2,701,091
Diversified consumer services – 1.5%
American Public Education, Inc. (A)	40,900	1,421,275
Strategic Education, Inc.	21,762	3,019,913
		4,441,188
Hotels, restaurants and leisure – 0.8%
ILG, Inc.	52,100	1,778,173
Red Robin Gourmet Burgers, Inc. (A)	15,900	656,670
		2,434,843
Household durables – 1.3%
Cavco Industries, Inc. (A)	13,300	3,263,820
CSS Industries, Inc.	32,889	456,499
		3,720,319
Media – 1.1%
Cable One, Inc.	2,637	2,209,120

Small Company Value Fund (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Media (continued)
Scholastic Corp. (B)	22,500	$945,900
		3,155,020
Specialty retail – 2.6%
Aaron’s, Inc.	60,700	3,018,004
Boot Barn Holdings, Inc. (A)(B)	29,160	872,759
Express, Inc. (A)	96,400	1,081,608
Lumber Liquidators Holdings, Inc. (A)(B)	66,504	1,159,165
Monro, Inc. (B)	4,600	326,370
Party City Holdco, Inc. (A)(B)	75,235	1,154,857
		7,612,763
Textiles, apparel and luxury goods – 1.4%
Crocs, Inc. (A)	53,700	1,109,442
Culp, Inc.	34,900	884,715
Steven Madden, Ltd.	37,792	2,197,605
		4,191,762
		32,515,194
Consumer staples – 3.7%
Food and staples retailing – 1.0%
BJ’s Wholesale Club Holdings, Inc. (A)	21,986	648,587
PriceSmart, Inc. (B)	16,900	1,467,765
SpartanNash Company	41,040	876,204
		2,992,556
Food products – 2.2%
Nomad Foods, Ltd. (A)	173,900	3,625,815
Post Holdings, Inc. (A)	19,530	1,899,488
The Simply Good Foods Company (A)	61,590	1,108,620
		6,633,923
Household products – 0.5%
Energizer Holdings, Inc.	22,400	1,424,416
		11,050,895
Energy – 6.7%
Energy equipment and services – 2.5%
Frank’s International NV (A)(B)	269,200	2,377,036
Keane Group, Inc. (A)	132,229	1,623,772
Oceaneering International, Inc. (A)	64,000	1,809,280
TETRA Technologies, Inc. (A)	370,380	1,700,044
		7,510,132
Oil, gas and consumable fuels – 4.2%
Centennial Resource Development, Inc.,
Class A (A)(B)	144,360	2,781,817
International Seaways, Inc. (A)	68,920	1,414,238
Jagged Peak Energy, Inc. (A)(B)	86,276	1,139,706
Kosmos Energy, Ltd. (A)	115,200	1,041,408
Matador Resources Company (A)	94,000	3,077,560
WPX Energy, Inc. (A)	157,800	3,009,246
		12,463,975
		19,974,107
Financials – 26.7%
Banks – 16.2%
Atlantic Capital Bancshares, Inc. (A)	46,407	846,928
BankUnited, Inc.	80,500	3,122,595
CoBiz Financial, Inc.	96,400	2,222,020
Columbia Banking System, Inc.	67,000	2,830,750
East West Bancorp, Inc.	34,985	2,217,699
FB Financial Corp. (B)	39,984	1,758,496
Glacier Bancorp, Inc. (B)	60,540	2,765,467
Heritage Commerce Corp.	58,300	923,472
Heritage Financial Corp.	42,523	1,543,585
Home BancShares, Inc.	215,100	5,035,490
Hope Bancorp, Inc.	83,300	1,458,583
Howard Bancorp, Inc. (A)	42,978	749,966

The accompanying notes are an integral part of the financial statements.	68

John Hancock Funds II
Portfolio of Investments — August 31, 2018 (showing percentage of total net assets)
Small Company Value Fund (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Banks (continued)
Live Oak Bancshares, Inc.	33,631	$1,017,338
National Bank Holdings Corp., Class A	64,150	2,575,623
Origin Bancorp, Inc.	21,700	879,284
Pinnacle Financial Partners, Inc.	19,680	1,270,344
Popular, Inc.	56,700	2,854,278
Prosperity Bancshares, Inc.	31,400	2,349,976
SVB Financial Group (A)	6,586	2,125,632
Texas Capital Bancshares, Inc. (A)	24,300	2,160,270
Towne Bank	83,500	2,722,100
Webster Financial Corp.	36,180	2,365,448
Wintrust Financial Corp.	27,200	2,408,560
		48,203,904
Capital markets – 2.1%
Cboe Global Markets, Inc.	9,539	961,531
Focus Financial Partners, Inc., Class A (A)	7,780	327,460
Hercules Capital, Inc.	113,700	1,537,224
Houlihan Lokey, Inc.	26,626	1,252,221
Main Street Capital Corp. (B)	29,200	1,178,512
Virtus Investment Partners, Inc.	8,619	1,111,851
		6,368,799
Consumer finance – 1.5%
Green Dot Corp., Class A (A)	50,700	4,343,469
Insurance – 2.5%
Assured Guaranty, Ltd. (B)	34,812	1,418,241
Employers Holdings, Inc.	30,500	1,398,425
ProAssurance Corp.	42,600	2,059,710
Safety Insurance Group, Inc.	12,400	1,199,080
State Auto Financial Corp.	38,600	1,211,654
		7,287,110
Mortgage real estate investment trusts – 0.8%
Hannon Armstrong Sustainable
Infrastructure Capital, Inc.	66,500	1,433,740
Redwood Trust, Inc.	55,130	936,107
		2,369,847
Thrifts and mortgage finance – 3.6%
Beneficial Bancorp, Inc.	99,471	1,750,690
Meridian Bancorp, Inc.	61,400	1,099,060
PCSB Financial Corp.	47,822	981,307
PDL Community Bancorp (A)(B)	48,866	725,171
Radian Group, Inc.	99,600	2,024,868
Sterling Bancorp, Inc.	53,011	649,385
United Financial Bancorp, Inc.	97,000	1,723,690
WSFS Financial Corp.	32,904	1,605,715
		10,559,886
		79,133,015
Health care – 7.5%
Biotechnology – 0.2%
Momenta Pharmaceuticals, Inc. (A)	24,000	636,000
Health care equipment and supplies – 4.9%
Atrion Corp.	4,861	3,184,198
Avanos Medical, Inc. (A)(B)	50,100	3,612,210
Haemonetics Corp. (A)	12,409	1,385,341
Quidel Corp. (A)	57,300	4,405,224
West Pharmaceutical Services, Inc.	16,413	1,921,142
		14,508,115
Health care providers and services – 2.4%
Molina Healthcare, Inc. (A)	19,222	2,652,636
Select Medical Holdings Corp. (A)	100,828	1,996,394
The Ensign Group, Inc.	63,300	2,473,131
		7,122,161
		22,266,276

Small Company Value Fund (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Industrials – 13.4%
Aerospace and defense – 1.5%
Cubic Corp.	30,300	$2,293,710
Triumph Group, Inc. (B)	101,239	2,105,771
		4,399,481
Building products – 0.6%
Universal Forest Products, Inc.	46,700	1,749,382
Commercial services and supplies – 2.0%
Brady Corp., Class A	26,540	1,073,543
Matthews International Corp., Class A	20,700	1,074,330
McGrath RentCorp	30,467	1,767,086
MSA Safety, Inc.	13,000	1,314,170
Stericycle, Inc. (A)	10,300	635,407
		5,864,536
Construction and engineering – 0.7%
Aegion Corp. (A)	83,800	2,091,648
Electrical equipment – 0.4%
Bloom Energy Corp., Class A (A)	5,829	174,579
Thermon Group Holdings, Inc. (A)	40,800	1,093,440
		1,268,019
Machinery – 3.5%
Blue Bird Corp. (A)	40,120	920,754
CIRCOR International, Inc.	37,971	1,722,365
ESCO Technologies, Inc. (B)	32,250	2,181,713
Hillenbrand, Inc.	23,160	1,184,634
Lydall, Inc. (A)	21,709	929,145
RBC Bearings, Inc. (A)	13,600	2,037,416
Sun Hydraulics Corp.	29,291	1,474,509
		10,450,536
Marine – 0.4%
Kirby Corp. (A)	14,036	1,225,343
Professional services – 1.4%
FTI Consulting, Inc. (A)	32,900	2,507,638
Huron Consulting Group, Inc. (A)	9,800	485,100
Navigant Consulting, Inc. (A)	50,010	1,194,739
		4,187,477
Road and rail – 2.4%
Genesee & Wyoming, Inc., Class A (A)	23,200	2,039,048
Landstar System, Inc.	29,837	3,455,125
Universal Logistics Holdings, Inc.	41,600	1,522,560
		7,016,733
Trading companies and distributors – 0.5%
Beacon Roofing Supply, Inc. (A)	38,765	1,437,406
		39,690,561
Information technology – 10.1%
Communications equipment – 0.6%
Harmonic, Inc. (A)	338,035	1,842,291
Electronic equipment, instruments and components – 4.3%
Belden, Inc.	48,000	3,490,560
Knowles Corp. (A)	112,200	2,034,186
Littelfuse, Inc.	21,674	4,845,439
Mesa Laboratories, Inc.	6,100	1,224,575
Methode Electronics, Inc.	31,270	1,239,856
		12,834,616
Internet software and services – 1.6%
Cision, Ltd. (A)	95,275	1,725,430
GTT Communications, Inc. (A)(B)	36,910	1,588,976
Q2 Holdings, Inc. (A)(B)	19,770	1,231,671
		4,546,077
IT services – 0.8%
Conduent, Inc. (A)	95,900	2,222,962

The accompanying notes are an integral part of the financial statements.	69

John Hancock Funds II
Portfolio of Investments — August 31, 2018 (showing percentage of total net assets)

Small Company Value Fund (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
IT services (continued)
Endava PLC, ADR (A)	8,853	$232,126
		2,455,088
Semiconductors and semiconductor equipment – 1.5%
Cabot Microelectronics Corp.	16,300	1,837,499
Cree, Inc. (A)	17,900	861,169
MaxLinear, Inc. (A)	50,300	969,784
Rudolph Technologies, Inc. (A)	28,100	781,180
		4,449,632
Software – 1.3%
Ceridian HCM Holding, Inc. (A)(B)	21,336	821,436
RealPage, Inc. (A)(B)	15,700	979,680
Rosetta Stone, Inc. (A)	45,490	718,742
Zendesk, Inc. (A)	17,300	1,191,797
		3,711,655
		29,839,359
Materials – 4.5%
Chemicals – 1.8%
American Vanguard Corp.	48,100	1,053,390
KMG Chemicals, Inc.	36,881	2,857,540
Minerals Technologies, Inc.	21,900	1,470,585
		5,381,515
Containers and packaging – 0.8%
Myers Industries, Inc.	103,258	2,297,491
Metals and mining – 1.7%
Carpenter Technology Corp.	41,200	2,458,404
Constellium NV, Class A (A)	87,100	1,014,715
New Gold, Inc. (A)	293,800	285,309
Reliance Steel & Aluminum Company	12,819	1,126,662
		4,885,090
Paper and forest products – 0.2%
Clearwater Paper Corp. (A)	24,378	708,181
		13,272,277
Real estate – 8.7%
Equity real estate investment trusts – 8.7%
Acadia Realty Trust	42,260	1,205,255
American Campus Communities, Inc.	31,690	1,328,762
Cedar Realty Trust, Inc.	368,500	1,647,195
Douglas Emmett, Inc.	32,600	1,273,356
EastGroup Properties, Inc.	26,200	2,548,474
Healthcare Realty Trust, Inc.	71,300	2,207,448
JBG SMITH Properties	47,207	1,768,374
Kilroy Realty Corp.	20,100	1,470,114
PotlatchDeltic Corp.	37,600	1,816,080
PS Business Parks, Inc.	14,200	1,852,106
Retail Opportunity Investments Corp.	52,330	1,032,994
Saul Centers, Inc.	25,300	1,518,000
Sunstone Hotel Investors, Inc.	128,100	2,149,518
Terreno Realty Corp.	62,900	2,415,989
Washington Real Estate Investment Trust	51,600	1,628,496
		25,862,161
Utilities – 6.1%
Electric utilities – 1.7%
MGE Energy, Inc.	14,000	916,300
PNM Resources, Inc.	70,130	2,731,564
Portland General Electric Company	30,100	1,396,640
		5,044,504
Gas utilities – 3.1%
Atmos Energy Corp.	16,600	1,531,018
Chesapeake Utilities Corp.	35,600	3,061,600
ONE Gas, Inc.	39,000	3,062,670
RGC Resources, Inc.	10,295	277,244

Small Company Value Fund (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Gas utilities (continued)
South Jersey Industries, Inc. (B)	35,761	$1,186,550
		9,119,082
Multi-utilities – 0.9%
NorthWestern Corp.	34,200	2,050,632
SCANA Corp. (B)	20,325	779,261
		2,829,893
Water utilities – 0.4%
California Water Service Group	30,200	1,242,730
		18,236,209
TOTAL COMMON STOCKS (Cost $171,377,672)		$291,840,054

WARRANTS – 0.0%
The Simply Good Foods Company
(Expiration Date: 7-7-22; Strike Price:
$11.50) (A)	12,533	83,344
TOTAL WARRANTS (Cost $25,192)		$83,344

SECURITIES LENDING COLLATERAL – 5.1%
John Hancock Collateral Trust,
2.0611% (C)(D)	1,501,334	15,022,500
TOTAL SECURITIES LENDING COLLATERAL
(Cost $15,019,978)		$15,022,500

SHORT-TERM INVESTMENTS – 1.3%
Money market funds – 1.3%
State Street Institutional U.S. Government Money
Market Fund, Premier Class, 1.8679% (C)	500,000	500,000
T. Rowe Price Government Money Fund,
1.9797% (C)	3,433,402	3,433,402
		3,933,402
TOTAL SHORT-TERM INVESTMENTS (Cost $3,933,402)		$3,933,402
Total Investments (Small Company Value Fund)
(Cost $190,356,244) – 104.8%		$310,879,300
Other assets and liabilities, net – (4.8%)		(14,256,712)
TOTAL NET ASSETS – 100.0%		$296,622,588

Security Abbreviations and Legend

ADR	American Depositary Receipt
(A)	Non-income producing security.
(B)	All or a portion of this security is on loan as of 8-31-18.
(C)	The rate shown is the annualized seven-day yield as of 8-31-18.
(D)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.

Strategic Equity Allocation Fund

	Shares or
	Principal
	Amount	Value
COMMON STOCKS – 94.4%
Consumer discretionary – 10.7%
Auto components – 0.5%
Adient PLC	24,693	$1,068,960
Aisin Seiki Company, Ltd.	27,500	1,271,955
American Axle & Manufacturing
Holdings, Inc. (A)	13,027	230,708
Aptiv PLC	8,183	720,186
BorgWarner, Inc.	6,985	305,733
Bridgestone Corp.	102,400	3,766,194
Cheng Shin Rubber Industry
Company, Ltd.	318,730	486,855
China First Capital Group, Ltd. (A)	398,000	213,030

The accompanying notes are an integral part of the financial statements.	70

John Hancock Funds II
Portfolio of Investments — August 31, 2018 (showing percentage of total net assets)

Strategic Equity Allocation Fund (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Auto components (continued)
Compagnie Generale des Etablissements
Michelin SCA	28,679	$3,394,406
Continental AG	11,915	2,184,422
Cooper Tire & Rubber Company	5,956	171,831
Cooper-Standard Holdings, Inc. (A)	2,079	287,796
Dana, Inc.	55,307	1,082,358
Delphi Technologies PLC	23,473	826,954
Denso Corp.	73,416	3,537,293
Dorman Products, Inc. (A)	3,179	257,435
Faurecia SA	12,765	782,969
Fox Factory Holding Corp. (A)	4,297	283,817
Fuyao Glass Industry Group
Company, Ltd., H Shares (B)	63,600	234,761
Gentex Corp.	71,651	1,675,200
Gentherm, Inc. (A)	4,351	214,069
Hankook Tire Company, Ltd.	3,902	163,523
Hanon Systems	9,857	106,260
Hyundai Mobis Company, Ltd.	3,756	755,836
Koito Manufacturing Company, Ltd.	17,676	1,092,637
LCI Industries	2,888	268,440
Linamar Corp.	8,104	356,328
Magna International, Inc.	54,877	2,971,348
Minth Group, Ltd.	106,500	436,736
Modine Manufacturing Company (A)	5,924	99,819
Motorcar Parts of America, Inc. (A)	2,420	64,227
Nexteer Automotive Group, Ltd.	109,917	185,401
NGK Spark Plug Company, Ltd.	27,000	767,582
NOK Corp.	13,200	252,039
Nokian Renkaat OYJ	16,412	677,570
Pirelli & C. SpA (A)(B)	27,460	221,272
Standard Motor Products, Inc.	2,509	127,382
Stanley Electric Company, Ltd.	21,600	747,108
Stoneridge, Inc. (A)	3,232	96,734
Sumitomo Electric Industries, Ltd.	127,800	2,021,231
Sumitomo Rubber Industries, Ltd.	29,000	429,812
Superior Industries International, Inc.	3,097	67,205
Tenneco, Inc.	5,985	256,098
The Goodyear Tire & Rubber Company	7,000	158,830
The Yokohama Rubber Company, Ltd.	20,100	422,223
Tower International, Inc.	2,375	80,275
Toyoda Gosei Company, Ltd.	11,000	274,446
Toyota Industries Corp.	24,829	1,405,889
Valeo SA	40,313	1,829,667
Visteon Corp. (A)	7,730	853,315
		40,186,165
Automobiles – 1.0%
Astra International Tbk PT	2,480,008	1,221,443
BAIC Motor Corp., Ltd., H Shares (B)	222,000	186,782
Bayerische Motoren Werke AG	35,915	3,476,814
Brilliance China Automotive
Holdings, Ltd.	403,300	639,973
BYD Company, Ltd., H Shares (C)	86,194	508,147
Chongqing Changan Automobile
Company, Ltd., B Shares	90,800	79,615
Daimler AG	98,149	6,347,328
Dongfeng Motor Group Company, Ltd.,
H Shares	371,580	415,381
Ferrari NV	8,726	1,142,455
Fiat Chrysler Automobiles NV (A)	77,148	1,306,099
Ford Motor Company	109,151	1,034,751
Ford Otomotiv Sanayi AS	2,758	28,130
Geely Automobile Holdings, Ltd.	651,300	1,386,672
General Motors Company	34,541	1,245,203
Great Wall Motor Company, Ltd., H
Shares (C)	389,750	240,100

Strategic Equity Allocation Fund (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Automobiles (continued)
Guangzhou Automobile Group
Company, Ltd., H Shares	402,046	$436,872
Harley-Davidson, Inc.	4,294	183,010
Honda Motor Company, Ltd.	274,927	8,144,218
Hyundai Motor Company	8,385	941,623
Isuzu Motors, Ltd.	93,400	1,348,414
Kia Motors Corp.	13,974	402,423
Mazda Motor Corp.	96,380	1,115,550
Mitsubishi Motors Corp.	113,600	809,637
Nissan Motor Company, Ltd.	390,125	3,654,579
Peugeot SA	99,153	2,732,098
Renault SA	32,431	2,801,096
Subaru Corp.	103,200	3,065,356
Suzuki Motor Corp.	57,800	3,757,612
Thor Industries, Inc.	12,822	1,223,732
Tofas Turk Otomobil Fabrikasi AS	4,119	14,402
Toyota Motor Corp.	385,200	23,979,709
UMW Holdings BHD	20,800	30,145
Volkswagen AG	3,581	576,429
Winnebago Industries, Inc.	3,688	136,272
Yamaha Motor Company, Ltd.	47,400	1,200,609
		75,812,679
Distributors – 0.1%
Core-Mark Holding Company, Inc.	5,538	198,094
Funko, Inc., Class A (A)	1,507	38,308
Genuine Parts Company	30,890	3,084,367
Imperial Holdings, Ltd.	6,236	87,379
Jardine Cycle & Carriage, Ltd.	5,854	138,349
LKQ Corp. (A)	60,661	2,094,018
Pool Corp.	10,589	1,739,349
Weyco Group, Inc.	867	30,752
		7,410,616
Diversified consumer services – 0.1%
Adtalem Global Education, Inc. (A)	22,794	1,090,693
American Public Education, Inc. (A)	1,934	67,207
Benesse Holdings, Inc.	12,200	380,836
Career Education Corp. (A)	8,160	130,152
Carriage Services, Inc.	1,892	43,081
Chegg, Inc. (A)	12,571	407,049
Graham Holdings Company, Class B	1,151	647,610
H&R Block, Inc.	13,018	352,267
Houghton Mifflin Harcourt Company (A)	12,887	83,121
K12, Inc. (A)	4,586	75,944
Kroton Educacional SA	205,980	516,834
Laureate Education, Inc., Class A (A)	6,002	95,852
New Oriental Education & Technology
Group, Inc., ADR	18,800	1,477,680
Regis Corp. (A)	4,261	91,143
Service Corp. International	47,970	2,012,821
Sotheby’s (A)	14,023	673,384
Strategic Education, Inc.	2,457	340,958
TAL Education Group, ADR (A)	43,662	1,292,395
Weight Watchers International, Inc. (A)	4,558	341,394
		10,120,421
Hotels, restaurants and leisure – 1.2%
Accor SA	31,591	1,582,213
Alsea SAB de CV	83,900	299,498
Aristocrat Leisure, Ltd.	91,973	2,092,120
BBX Capital Corp.	8,077	60,012
Belmond, Ltd., Class A (A)	10,980	183,915
Biglari Holdings, Inc., Class B (A)	195	38,522
BJ’s Restaurants, Inc.	2,426	183,648
Bloomin’ Brands, Inc.	9,907	191,205
Bojangles’, Inc. (A)	2,318	33,843

The accompanying notes are an integral part of the financial statements.	71

John Hancock Funds II
Portfolio of Investments — August 31, 2018 (showing percentage of total net assets)

Strategic Equity Allocation Fund (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Hotels, restaurants and leisure (continued)
Boyd Gaming Corp.	31,187	$1,135,831
Brinker International, Inc. (C)	16,609	735,447
Carnival Corp.	28,427	1,747,976
Carnival PLC	26,513	1,594,624
Carrols Restaurant Group, Inc. (A)	4,244	67,055
Century Casinos, Inc. (A)	3,943	31,544
China Travel International Investment
Hong Kong, Ltd.	274,000	89,086
Chipotle Mexican Grill, Inc. (A)	1,784	847,721
Churchill Downs, Inc.	4,351	1,229,593
Chuy’s Holdings, Inc. (A)	2,039	59,029
Compass Group PLC	230,841	4,970,297
Cracker Barrel Old Country Store, Inc. (C)	8,519	1,270,098
Crown Resorts, Ltd.	60,368	617,347
Darden Restaurants, Inc.	9,361	1,086,250
Dave & Buster’s Entertainment, Inc. (A)	4,730	275,144
Del Frisco’s Restaurant Group, Inc. (A)	2,756	26,044
Del Taco Restaurants, Inc. (A)	3,866	49,987
Denny’s Corp. (A)	7,479	112,709
Dine Brands Global, Inc.	1,977	164,921
Domino’s Pizza Enterprises, Ltd.	9,755	380,083
Domino’s Pizza, Inc.	11,062	3,302,671
Drive Shack, Inc. (A)	7,547	46,791
Dunkin’ Brands Group, Inc. (C)	21,708	1,582,296
El Pollo Loco Holdings, Inc. (A)	2,910	34,629
Eldorado Resorts, Inc. (A)	23,458	1,127,157
Fiesta Restaurant Group, Inc. (A)	2,863	82,311
Flight Centre Travel Group, Ltd.	8,856	371,873
Galaxy Entertainment Group, Ltd.	342,000	2,533,213
Genting BHD	119,400	250,253
Genting Malaysia BHD	167,860	212,874
Genting Singapore, Ltd.	355,600	277,215
Golden Entertainment, Inc. (A)	2,204	63,938
GVC Holdings PLC	79,474	1,135,399
Hilton Worldwide Holdings, Inc.	20,541	1,594,392
Huazhu Group, Ltd., ADR	17,400	598,908
ILG, Inc.	40,142	1,370,046
InterContinental Hotels Group PLC	26,286	1,623,252
International Speedway Corp., Class A	9,280	409,712
Jack in the Box, Inc.	10,899	987,885
Jollibee Foods Corp.	94,660	510,056
Kangwon Land, Inc.	6,310	164,139
Lindblad Expeditions Holdings, Inc. (A)	3,033	46,071
Marriott International, Inc., Class A	21,293	2,692,926
Marriott Vacations Worldwide Corp.	8,831	1,050,889
McDonald’s Corp.	55,743	9,043,187
McDonald’s Holdings Company
Japan, Ltd.	10,600	465,547
Melco Resorts & Entertainment, Ltd., ADR	35,100	838,188
Merlin Entertainments PLC (B)	103,169	497,808
MGM China Holdings, Ltd.	135,600	256,035
MGM Resorts International	36,438	1,056,338
Minor International PCL	56,200	67,813
Minor International PCL, Foreign
Quota Shares	174,330	210,353
Monarch Casino & Resort, Inc. (A)	1,463	68,834
Nathan’s Famous, Inc.	351	31,134
Norwegian Cruise Line Holdings, Ltd. (A)	13,132	704,007
Oriental Land Company, Ltd.	33,600	3,598,333
Paddy Power Betfair PLC	12,556	1,145,230
Papa John’s International, Inc. (C)	8,838	407,609
Penn National Gaming, Inc. (A)	10,116	348,597
Pinnacle Entertainment, Inc. (A)	6,163	211,021
Planet Fitness, Inc., Class A (A)	10,402	534,351
PlayAGS, Inc. (A)	2,004	64,208

Strategic Equity Allocation Fund (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Hotels, restaurants and leisure (continued)
Potbelly Corp. (A)	3,115	$42,208
RCI Hospitality Holdings, Inc.	1,184	38,397
Red Lion Hotels Corp. (A)	2,643	36,077
Red Robin Gourmet Burgers, Inc. (A)	1,565	64,635
Red Rock Resorts, Inc., Class A	8,240	268,954
Restaurant Brands International, Inc. (C)	37,223	2,134,974
Royal Caribbean Cruises, Ltd.	11,711	1,435,510
Ruth’s Hospitality Group, Inc.	3,430	105,644
Sands China, Ltd.	345,652	1,688,955
Scientific Games Corp. (A)	20,539	622,332
SeaWorld Entertainment, Inc. (A)	6,500	190,580
Shake Shack, Inc., Class A (A)	2,930	177,119
Shangri-La Asia, Ltd.	178,500	275,498
Six Flags Entertainment Corp. (C)	20,328	1,373,156
SJM Holdings, Ltd.	283,384	320,851
Sodexo SA	15,214	1,586,705
Sonic Corp. (C)	4,252	152,477
Speedway Motorsports, Inc.	1,597	28,570
Starbucks Corp.	99,549	5,320,894
Tabcorp Holdings, Ltd.	305,737	1,057,026
Texas Roadhouse, Inc.	25,161	1,734,851
The Cheesecake Factory, Inc. (C)	16,144	858,376
The Habit Restaurants, Inc.,
Class A (A)(C)	2,955	48,905
The Wendy’s Company	46,941	828,509
Town Sports International
Holdings, Inc. (A)	1,924	17,605
TUI AG	64,181	1,184,677
Whitbread PLC	26,674	1,590,188
Wingstop, Inc.	3,392	227,094
Wyndham Destinations, Inc.	26,107	1,153,929
Wyndham Hotels & Resorts, Inc.	26,092	1,480,721
Wynn Macau, Ltd.	222,350	619,497
Wynn Resorts, Ltd.	5,926	879,063
Yum China Holdings, Inc.	48,408	1,872,421
Yum! Brands, Inc.	22,754	1,977,095
Zoe’s Kitchen, Inc. (A)(C)	2,644	36,223
		94,202,967
Household durables – 0.7%
Arcelik AS	9,682	19,594
AV Homes, Inc. (A)	1,607	34,470
Barratt Developments PLC	147,599	1,038,425
Bassett Furniture Industries, Inc.	1,442	33,671
Beazer Homes USA, Inc. (A)	3,864	49,498
Berkeley Group Holdings PLC	18,629	881,173
Casio Computer Company, Ltd.	32,900	528,140
Cavco Industries, Inc. (A)	1,014	248,836
Century Communities, Inc. (A)	3,036	88,803
Coway Company, Ltd.	2,578	211,613
D.R. Horton, Inc.	48,762	2,170,397
Electrolux AB, Series B	35,728	797,219
Ethan Allen Interiors, Inc.	3,012	67,017
Flexsteel Industries, Inc.	1,071	38,213
Garmin, Ltd.	16,699	1,137,870
GoPro, Inc., Class A (A)(C)	13,824	88,612
Green Brick Partners, Inc. (A)	3,178	33,210
Haier Electronics Group Company, Ltd.	169,300	441,509
Hamilton Beach Brands Holding Company,
Class A	915	21,182
Hamilton Beach Brands Holding Company,
Class B	765	17,710
Hanssem Company, Ltd.	568	42,093
Helen of Troy, Ltd. (A)	10,110	1,202,585
Hooker Furniture Corp.	1,415	59,501
Hovnanian Enterprises, Inc., Class A (A)	16,336	25,484

The accompanying notes are an integral part of the financial statements.	72

John Hancock Funds II
Portfolio of Investments — August 31, 2018 (showing percentage of total net assets)

Strategic Equity Allocation Fund (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Household durables (continued)
Husqvarna AB, B Shares	63,903	$508,116
Iida Group Holdings Company, Ltd.	24,900	459,484
Installed Building Products, Inc. (A)	2,624	122,147
iRobot Corp. (A)(C)	3,205	363,768
KB Home	32,175	799,549
La-Z-Boy, Inc.	5,506	183,075
Leggett & Platt, Inc.	16,243	738,082
Lennar Corp., A Shares	42,088	2,174,687
LG Electronics, Inc.	5,658	390,078
LGI Homes, Inc. (A)(C)	2,161	124,474
M/I Homes, Inc. (A)	3,267	84,648
MDC Holdings, Inc.	5,297	167,915
Meritage Homes Corp. (A)	4,528	195,383
Mohawk Industries, Inc. (A)	9,626	1,844,245
Newell Brands, Inc.	65,594	1,424,702
Nien Made Enterprise Company, Ltd.	25,300	196,225
Nikon Corp.	54,300	1,038,996
NVR, Inc. (A)	882	2,353,573
Panasonic Corp.	371,720	4,428,127
Persimmon PLC	44,989	1,423,315
PulteGroup, Inc.	38,686	1,081,274
Rinnai Corp.	5,700	424,053
Roku, Inc. (A)(C)	5,154	306,611
SEB SA	3,772	703,548
Sekisui Chemical Company, Ltd.	63,600	1,104,870
Sekisui House, Ltd.	105,300	1,717,131
Sharp Corp. (C)	29,540	700,635
Skyline Champion Corp.	831	24,024
Skyworth Digital Holdings, Ltd.	232,000	75,132
Sony Corp.	213,500	12,140,169
Steinhoff International Holdings NV (A)	123,315	23,504
Taylor Morrison Home Corp., Class A (A)	13,192	256,716
Taylor Wimpey PLC	476,574	1,036,693
Techtronic Industries Company, Ltd.	196,500	1,203,029
Tempur Sealy International, Inc. (A)(C)	12,098	670,108
Toll Brothers, Inc.	36,942	1,338,409
TopBuild Corp. (A)	4,145	258,151
TRI Pointe Group, Inc. (A)	57,617	834,870
Tupperware Brands Corp.	19,485	633,652
Turtle Beach Corp. (A)(C)	966	22,131
Universal Electronics, Inc. (A)	1,753	75,730
Vuzix Corp. (A)(C)	3,254	21,151
Whirlpool Corp.	8,440	1,054,831
William Lyon Homes, Class A (A)	3,779	73,955
ZAGG, Inc. (A)	3,344	54,173
		54,131,964
Internet and direct marketing retail – 2.7%
1-800-Flowers.com, Inc., Class A (A)	3,351	40,380
Amazon.com, Inc. (A)	73,349	147,630,266
Booking Holdings, Inc. (A)	8,779	17,132,657
CJ ENM Company, Ltd.	596	134,844
Ctrip.com International, Ltd., ADR (A)	51,800	2,027,970
Duluth Holdings, Inc., Class B (A)	1,024	29,635
Expedia Group, Inc.	20,322	2,652,021
Gaia, Inc. (A)	1,543	27,003
Groupon, Inc. (A)	52,427	223,863
JD.com, Inc., ADR (A)	95,300	2,982,890
Lands’ End, Inc. (A)	1,274	32,742
Liberty Expedia Holdings, Inc.,
Series A (A)	6,495	299,744
Liberty TripAdvisor Holdings, Inc.,
Class A (A)	8,685	137,657
Netflix, Inc. (A)	79,779	29,333,143
Nutrisystem, Inc.	3,543	131,091
Overstock.com, Inc. (A)(C)	2,497	72,912

Strategic Equity Allocation Fund (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Internet and direct marketing retail (continued)
PetMed Express, Inc. (C)	2,376	$87,175
Rakuten, Inc.	145,842	1,115,061
Shutterfly, Inc. (A)	3,893	302,408
Start Today Company, Ltd.	34,300	1,180,233
TripAdvisor, Inc. (A)	16,790	911,865
Vipshop Holdings, Ltd., ADR (A)	57,300	399,954
Zalando SE (A)(B)	12,019	632,200
		207,517,714
Leisure products – 0.2%
Acushnet Holdings Corp.	4,049	109,525
American Outdoor Brands Corp. (A)	6,571	92,191
Bandai Namco Holdings, Inc.	33,800	1,309,932
Brunswick Corp.	22,806	1,514,775
Callaway Golf Company	11,123	253,716
Clarus Corp.	3,470	35,915
Giant Manufacturing Company, Ltd.	49,661	214,365
Hasbro, Inc.	18,138	1,801,285
HLB, Inc. (A)	1,639	153,032
Johnson Outdoors, Inc., Class A	607	61,477
Malibu Boats, Inc., Class A (A)	2,487	119,898
Mattel, Inc. (A)	47,285	729,608
MCBC Holdings, Inc. (A)	2,300	63,411
Nautilus, Inc. (A)	3,816	55,904
Polaris Industries, Inc.	15,365	1,666,334
Sankyo Company, Ltd.	7,484	286,477
Sega Sammy Holdings, Inc.	29,300	472,292
Shimano, Inc.	12,400	1,913,318
Sturm Ruger & Company, Inc.	1,962	128,413
Vista Outdoor, Inc. (A)	6,911	127,646
Yamaha Corp.	23,400	1,116,942
		12,226,456
Media – 1.1%
Alibaba Pictures Group, Ltd. (A)	1,764,900	213,807
AMC Entertainment Holdings, Inc.,
Class A (C)	6,221	118,510
AMC Networks, Inc., Class A (A)	12,029	755,541
Astro Malaysia Holdings BHD	76,300	32,293
Axel Springer SE	5,153	374,355
Cable One, Inc.	1,229	1,029,582
CBS Corp., Class B	22,867	1,212,408
Central European Media Enterprises, Ltd.,
Class A (A)(C)	11,104	42,195
Charter Communications, Inc., Class A (A)	13,245	4,111,248
Cheil Worldwide, Inc.	3,612	62,620
China Literature, Ltd. (A)(B)	22,800	160,505
Cinemark Holdings, Inc.	27,804	1,037,645
Clear Channel Outdoor Holdings, Inc.,
Class A	5,744	26,135
Comcast Corp., Class A	328,273	12,142,818
CyberAgent, Inc.	17,100	971,462
Cyfrowy Polsat SA (A)	29,721	180,238
Daily Journal Corp. (A)(C)	157	37,437
Dentsu, Inc.	36,644	1,710,883
Discovery, Inc., Series A (A)(C)	13,785	383,637
Discovery, Inc., Series C (A)	25,008	641,205
DISH Network Corp., Class A (A)	14,842	524,665
Emerald Expositions Events, Inc.	3,063	47,844
Entercom Communications Corp.,
Class A (C)	15,424	121,078
Entravision Communications Corp.,
Class A	8,377	43,979
Eros International PLC (A)(C)	3,757	42,454
Eutelsat Communications SA	29,261	692,698
Gannett Company, Inc.	13,386	137,608

The accompanying notes are an integral part of the financial statements.	73

John Hancock Funds II
Portfolio of Investments — August 31, 2018 (showing percentage of total net assets)

Strategic Equity Allocation Fund (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Media (continued)
Gray Television, Inc. (A)	9,557	$166,770
Grupo Televisa SAB	417,297	1,504,696
Hakuhodo DY Holdings, Inc.	39,500	666,433
Hemisphere Media Group, Inc. (A)	2,701	37,004
IMAX Corp. (A)	6,480	152,280
Informa PLC	181,542	1,795,130
ITV PLC	527,768	1,104,093
JCDecaux SA	12,364	407,302
John Wiley & Sons, Inc., Class A	11,743	758,011
Liberty Latin America, Ltd., Class A (A)	6,439	126,913
Liberty Latin America, Ltd., Class C (A)	12,177	239,035
Liberty Media Corp.-Liberty Braves,
Class A (A)	1,568	41,834
Liberty Media Corp.-Liberty Braves,
Class C (A)	3,969	105,456
Live Nation Entertainment, Inc. (A)	35,523	1,764,783
Loral Space & Communications, Inc. (A)	1,556	69,009
MDC Partners, Inc., Class A (A)	7,575	36,739
Media General, Inc. (A)(D)	18,354	1,762
Meredith Corp. (C)	15,038	776,713
Modern Times Group MTG AB, B Shares	1,722	61,685
MSG Networks, Inc., Class A (A)	7,060	171,558
Naspers, Ltd., N Shares	17,519	3,890,194
National CineMedia, Inc.	9,343	85,021
New Media Investment Group, Inc.	7,068	112,381
News Corp., Class A	30,473	398,282
News Corp., Class B	10,597	144,119
Nexstar Media Group, Inc., Class A	5,294	434,108
Omnicom Group, Inc.	15,130	1,048,812
Pearson PLC	113,706	1,352,204
ProSiebenSat.1 Media SE	25,147	661,072
Publicis Groupe SA	34,874	2,230,033
Reading International, Inc., Class A (A)	2,426	39,059
RTL Group SA	4,132	309,922
Schibsted ASA, B Shares	17,759	576,182
Scholastic Corp.	3,306	138,984
SES SA	61,238	1,229,620
SFX Entertainment, Inc. (A)(D)	8,025	0
Shaw Communications, Inc., Class B	73,152	1,475,372
Sinclair Broadcast Group, Inc., Class A	8,521	246,683
Singapore Press Holdings, Ltd.	90,600	184,903
Sky PLC	150,331	3,005,664
Surya Citra Media Tbk PT	779,500	111,159
TEGNA, Inc.	82,085	955,469
Telenet Group Holding NV (A)	7,494	409,946
The EW Scripps Company, Class A	5,686	83,414
The Interpublic Group of Companies, Inc.	30,444	710,867
The Marcus Corp.	2,327	94,476
The New York Times Company, Class A	48,914	1,139,696
The Walt Disney Company	106,380	11,916,688
Toho Company, Ltd.	19,200	589,247
tronc, Inc. (A)	2,201	36,317
Twenty-First Century Fox, Inc., Class A	73,924	3,356,150
Twenty-First Century Fox, Inc., Class B	31,762	1,426,114
Viacom, Inc., Class B	22,912	670,863
Vivendi SA	174,660	4,539,577
WideOpenWest, Inc. (A)	3,897	45,400
World Wrestling Entertainment, Inc.,
Class A	15,445	1,350,047
WPP PLC	185,301	3,073,155
		84,913,256
Multiline retail – 0.4%
Big Lots, Inc. (C)	15,993	688,499
Canadian Tire Corp., Ltd., Class A	10,147	1,269,502
Dillard’s, Inc., Class A (C)	6,584	517,371

Strategic Equity Allocation Fund (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Multiline retail (continued)
Dollar General Corp.	30,791	$3,317,114
Dollar Tree, Inc. (A)	28,799	2,318,607
Dollarama, Inc.	49,763	1,881,842
Don Quijote Holdings Company, Ltd.	20,100	975,538
El Puerto de Liverpool SAB de CV,
Series C1	30,775	217,202
Harvey Norman Holdings, Ltd.	90,174	233,567
Hyundai Department Store Company, Ltd.	743	66,450
Isetan Mitsukoshi Holdings, Ltd.	56,940	643,697
J Front Retailing Company, Ltd.	39,000	554,183
J.C. Penney Company, Inc. (A)(C)	38,082	67,405
Kohl’s Corp.	19,112	1,511,950
Lojas Renner SA	104,696	726,916
Lotte Shopping Company, Ltd.	595	96,164
Macy’s, Inc.	41,395	1,512,987
Magazine Luiza SA	11,200	358,155
Marks & Spencer Group PLC	235,401	921,006
Marui Group Company, Ltd.	33,600	741,973
Matahari Department Store Tbk PT	332,000	169,119
Next PLC	20,884	1,491,096
Nordstrom, Inc.	14,482	910,194
Ollie’s Bargain Outlet Holdings, Inc. (A)	18,897	1,645,929
Robinson PCL	43,900	87,540
Ryohin Keikaku Company, Ltd.	4,000	1,187,767
SACI Falabella	105,826	842,596
Shinsegae, Inc.	391	113,994
Takashimaya Company, Ltd.	24,000	387,408
Target Corp.	65,706	5,749,275
Woolworths Holdings, Ltd.	40,516	149,478
		31,354,524
Specialty retail – 1.6%
Aaron’s, Inc.	24,411	1,213,715
ABC-Mart, Inc.	5,567	303,459
Abercrombie & Fitch Company, Class A	8,118	175,917
Advance Auto Parts, Inc.	10,735	1,760,862
American Eagle Outfitters, Inc.	62,912	1,633,196
America’s Car-Mart, Inc. (A)	730	60,919
Asbury Automotive Group, Inc. (A)	2,386	177,757
Ascena Retail Group, Inc. (A)	21,473	98,346
At Home Group, Inc. (A)	3,142	108,116
AutoNation, Inc. (A)	15,450	700,658
AutoZone, Inc. (A)	3,576	2,742,363
Barnes & Noble Education, Inc. (A)	5,136	30,713
Barnes & Noble, Inc.	7,659	40,210
Bed Bath & Beyond, Inc.	52,583	943,339
Best Buy Company, Inc.	33,663	2,678,228
Boot Barn Holdings, Inc. (A)	2,366	70,814
Caleres, Inc.	4,992	202,076
Camping World Holdings, Inc.,
Class A (C)	3,910	80,976
CarMax, Inc. (A)	26,891	2,098,843
Carvana Company (A)(C)	3,387	219,274
Chico’s FAS, Inc.	15,340	139,901
Citi Trends, Inc.	1,604	49,628
Conn’s, Inc. (A)	2,358	96,678
Dick’s Sporting Goods, Inc.	20,388	763,327
DSW, Inc., Class A	8,103	269,506
Dufry AG (A)	4,165	515,519
Express, Inc. (A)	8,981	100,767
Fast Retailing Company, Ltd.	9,800	4,567,608
Five Below, Inc. (A)	21,009	2,446,918
Foot Locker, Inc.	14,127	696,461
Francesca’s Holdings Corp. (A)	4,630	29,076
GameStop Corp., Class A (C)	11,932	158,338
Genesco, Inc. (A)	2,363	120,159

The accompanying notes are an integral part of the financial statements.	74

John Hancock Funds II
Portfolio of Investments — August 31, 2018 (showing percentage of total net assets)

Strategic Equity Allocation Fund (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Specialty retail (continued)
GNC Holdings, Inc., Class A (A)(C)	11,099	$34,407
GOME Retail Holdings, Ltd. (A)(C)	1,355,741	131,334
Group 1 Automotive, Inc.	2,385	183,860
Guess?, Inc.	6,826	167,237
Haverty Furniture Companies, Inc.	2,447	54,079
Hennes & Mauritz AB, B Shares (C)	131,784	1,777,296
Hibbett Sports, Inc. (A)	2,323	47,738
Hikari Tsushin, Inc.	3,600	680,156
Home Product Center PCL	68,200	30,416
Home Product Center PCL, Foreign
Quota Shares	288,373	128,611
Hotai Motor Company, Ltd.	45,000	390,146
Hotel Shilla Company, Ltd.	1,663	161,212
Hudson, Ltd., Class A (A)	4,793	98,736
Industria de Diseno Textil SA	164,607	4,974,189
Kingfisher PLC	314,184	1,116,920
Kirkland’s, Inc. (A)	2,115	19,225
L Brands, Inc.	37,112	980,870
Lithia Motors, Inc., Class A	2,785	240,624
Lowe’s Companies, Inc.	115,631	12,574,871
Lumber Liquidators Holdings, Inc. (A)	3,464	60,378
MarineMax, Inc. (A)	2,658	59,805
Monro, Inc. (C)	3,770	267,482
Mr. Price Group, Ltd.	10,069	154,358
Murphy USA, Inc. (A)	11,742	974,351
National Vision Holdings, Inc. (A)	4,064	179,832
Nitori Holdings Company, Ltd.	13,400	2,033,173
Office Depot, Inc.	66,212	221,810
O’Reilly Automotive, Inc. (A)	11,471	3,847,603
Party City Holdco, Inc. (A)	4,180	64,163
Petrobras Distribuidora SA	50,800	246,698
Rent-A-Center, Inc. (A)	5,346	78,800
RH (A)(C)	2,290	364,110
Ross Stores, Inc.	54,887	5,257,077
Sally Beauty Holdings, Inc. (A)(C)	46,375	714,175
Shimamura Company, Ltd.	3,800	351,114
Shoe Carnival, Inc.	1,329	59,087
Signet Jewelers, Ltd.	22,422	1,439,492
Sleep Number Corp. (A)	4,362	146,999
Sonic Automotive, Inc., Class A	2,875	61,813
Sportsman’s Warehouse
Holdings, Inc. (A)(C)	4,878	27,853
Tailored Brands, Inc.	5,943	139,898
The Buckle, Inc. (C)	3,499	90,099
The Cato Corp., Class A	2,715	58,237
The Children’s Place, Inc.	1,884	265,173
The Foschini Group, Ltd.	9,157	108,789
The Gap, Inc.	34,200	1,037,970
The Home Depot, Inc.	161,563	32,437,004
The Michaels Companies, Inc. (A)	29,056	493,661
The TJX Companies, Inc.	86,417	9,503,277
Tiffany & Company	13,236	1,623,395
Tile Shop Holdings, Inc.	5,318	40,683
Tilly’s, Inc., Class A	1,854	43,606
Tractor Supply Company	15,910	1,404,535
Truworths International, Ltd.	18,134	106,132
Ulta Beauty, Inc. (A)	8,561	2,225,860
Urban Outfitters, Inc. (A)	21,040	977,939
USS Company, Ltd.	37,100	698,845
Williams-Sonoma, Inc. (C)	20,032	1,406,847
Winmark Corp.	301	44,909
Yamada Denki Company, Ltd.	106,400	527,336
Zhongsheng Group Holdings, Ltd.	71,500	157,004
Zumiez, Inc. (A)	2,327	72,486
		119,159,452

Strategic Equity Allocation Fund (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Textiles, apparel and luxury goods – 1.1%
adidas AG	20,258	$5,054,968
ANTA Sports Products, Ltd.	142,200	775,450
Asics Corp.	27,100	405,127
Burberry Group PLC	60,939	1,771,076
Carter’s, Inc.	12,282	1,301,032
CCC SA	3,402	198,149
Cie Financiere Richemont SA	68,236	6,025,308
Crocs, Inc. (A)	8,078	166,891
Culp, Inc.	1,492	37,822
Deckers Outdoor Corp. (A)	11,718	1,427,721
Eclat Textile Company, Ltd.	28,957	351,463
Feng TAY Enterprise Company, Ltd.	54,998	333,579
Formosa Taffeta Company, Ltd.	147,000	171,109
Fossil Group, Inc. (A)	5,435	123,211
G-III Apparel Group, Ltd. (A)	5,135	233,540
Gildan Activewear, Inc.	35,764	1,054,010
Hanesbrands, Inc. (C)	62,787	1,101,284
HengTen Networks Group, Ltd. (A)	2,800,000	117,908
Hermes International	5,333	3,471,980
HUGO BOSS AG	6,805	543,432
Kering SA	12,777	6,959,304
Li & Fung, Ltd.	845,200	240,215
LPP SA	153	381,120
Luxottica Group SpA	11,905	789,415
LVMH Moet Hennessy Louis Vuitton SE	47,015	16,481,158
Michael Kors Holdings, Ltd. (A)	24,789	1,800,177
Moncler SpA	12,592	569,790
Movado Group, Inc.	1,863	79,364
NIKE, Inc., Class B	191,347	15,728,723
Oxford Industries, Inc.	1,968	183,201
Pandora A/S	20,836	1,251,849
Perry Ellis International, Inc. (A)	1,603	44,131
Pou Chen Corp.	369,971	407,930
Puma SE	888	486,467
PVH Corp.	11,887	1,701,743
Ralph Lauren Corp.	8,234	1,093,558
Rocky Brands, Inc.	937	28,251
Ruentex Industries, Ltd.	93,465	191,744
Shenzhou International Group
Holdings, Ltd.	99,400	1,305,585
Skechers U.S.A., Inc., Class A (A)	35,531	1,047,454
Steven Madden, Ltd.	6,822	396,699
Tapestry, Inc.	43,361	2,197,969
The Swatch Group AG	7,523	609,187
The Swatch Group AG, BR Shares	3,993	1,700,949
Under Armour, Inc., Class A (A)(C)	35,827	732,662
Under Armour, Inc., Class C (A)	19,261	365,381
Unifi, Inc. (A)	1,978	62,920
Vera Bradley, Inc. (A)	2,960	43,394
VF Corp.	47,702	4,394,785
Wolverine World Wide, Inc.	10,865	425,691
Yue Yuen Industrial Holdings, Ltd.	106,000	293,857
		86,659,733
		823,695,947
Consumer staples – 5.6%
Beverages – 1.1%
Ambev SA	696,005	3,221,059
Anadolu Efes Biracilik Ve Malt Sanayii AS	7,903	25,189
Anheuser-Busch InBev SA	111,030	10,352,762
Arca Continental SAB de CV	75,642	467,783
Asahi Group Holdings, Ltd.	61,461	2,775,411
Brown-Forman Corp., Class B	20,656	1,078,656
Carlsberg A/S, Class B	19,811	2,419,651

The accompanying notes are an integral part of the financial statements.	75

John Hancock Funds II
Portfolio of Investments — August 31, 2018 (showing percentage of total net assets)

Strategic Equity Allocation Fund (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Beverages (continued)
China Resources Beer Holdings
Company, Ltd.	193,599	$824,743
Cia Cervecerias Unidas SA	22,046	290,622
Coca-Cola Amatil, Ltd.	80,220	542,945
Coca-Cola Bottlers Japan Holdings, Inc.	22,700	643,448
Coca-Cola Bottling Company Consolidated	579	98,175
Coca-Cola European Partners PLC	9,895	418,675
Coca-Cola European Partners PLC (New
York Stock Exchange)	12,500	533,000
Coca-Cola Femsa SAB de CV, Series L	90,558	545,000
Coca-Cola HBC AG (A)	29,382	1,006,043
Coca-Cola Icecek AS	2,691	11,731
Constellation Brands, Inc., Class A	12,044	2,507,561
Craft Brew Alliance, Inc. (A)	1,828	34,641
Davide Campari-Milano SpA	39,992	354,087
Diageo PLC	359,147	12,560,983
Fomento Economico Mexicano SAB
de CV	332,586	3,185,681
Fraser & Neave Holdings BHD	6,600	61,049
Heineken Holding NV	11,533	1,100,403
Heineken NV	26,284	2,600,214
Kirin Holdings Company, Ltd.	138,127	3,413,428
MGP Ingredients, Inc. (C)	1,567	120,831
Molson Coors Brewing Company, Class B	13,312	888,443
Monster Beverage Corp. (A)	29,939	1,822,986
National Beverage Corp. (A)(C)	1,395	164,387
PepsiCo, Inc.	104,293	11,681,859
Pernod Ricard SA	35,723	5,638,836
Primo Water Corp. (A)	3,285	65,700
Remy Cointreau SA (C)	3,746	524,460
Suntory Beverage & Food, Ltd.	23,600	966,673
The Boston Beer Company, Inc.,
Class A (A)	3,275	992,816
The Coca-Cola Company	280,155	12,486,508
Treasury Wine Estates, Ltd.	114,792	1,613,586
Tsingtao Brewery Company, Ltd.,
H Shares	45,900	218,285
		88,258,310
Food and staples retailing – 1.3%
Aeon Company, Ltd. (C)	102,000	2,208,860
Alimentation Couche-Tard, Inc., Class B	68,699	3,289,129
Atacadao Distribuicao Comercio e
Industria, Ltd.	57,500	205,261
Berli Jucker PCL	109,600	194,183
BGF retail Company, Ltd.	408	62,831
Bid Corp., Ltd.	13,236	282,415
BIM Birlesik Magazalar AS	8,475	94,408
Carrefour SA	97,754	1,749,131
Casey’s General Stores, Inc.	9,821	1,121,264
Casino Guichard Perrachon SA	9,287	295,829
Cencosud SA	213,151	502,347
Clicks Group, Ltd.	9,162	126,536
Colruyt SA	8,471	503,567
Costco Wholesale Corp.	58,583	13,657,455
CP ALL PCL	12,600	25,989
CP ALL PCL, Foreign Quota Shares	461,100	951,078
Dairy Farm International Holdings, Ltd.	47,700	442,227
Dino Polska SA (A)(B)	5,701	140,098
Dongsuh Companies, Inc.	1,656	33,693
E-MART, Inc.	1,103	212,514
Empire Company, Ltd., Class A	28,158	536,836
FamilyMart UNY Holdings Company, Ltd.	12,900	1,124,026
George Weston, Ltd.	8,790	684,610
GS Retail Company, Ltd.	1,401	46,786
ICA Gruppen AB	12,271	373,767

Strategic Equity Allocation Fund (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Food and staples retailing (continued)
Ingles Markets, Inc., Class A	1,843	$66,256
J Sainsbury PLC	253,919	1,068,848
Jeronimo Martins SGPS SA	34,826	521,131
Koninklijke Ahold Delhaize NV	125,985	3,068,918
Lawson, Inc.	8,000	469,092
Loblaw Companies, Ltd.	31,376	1,622,897
METRO AG	19,237	300,545
Metro, Inc.	39,604	1,240,015
Performance Food Group Company (A)	11,957	395,777
Pick n Pay Stores, Ltd.	14,363	70,858
President Chain Store Corp.	95,274	1,040,170
PriceSmart, Inc.	2,657	230,760
Raia Drogasil SA	33,986	642,489
Rite Aid Corp. (A)(C)	126,027	172,657
Seven & i Holdings Company, Ltd.	126,746	5,154,019
Shoprite Holdings, Ltd.	17,468	242,491
SpartanNash Company	4,286	91,506
Sprouts Farmers Market, Inc. (A)	32,083	849,237
Sun Art Retail Group, Ltd.	324,100	373,961
Sundrug Company, Ltd.	12,500	448,551
SUPERVALU, Inc. (A)	4,548	146,855
Sysco Corp.	66,148	4,949,193
Tesco PLC	1,419,008	4,534,621
The Andersons, Inc.	3,294	134,560
The Chefs’ Warehouse, Inc. (A)	2,625	77,175
The Kroger Company	105,670	3,328,605
The SPAR Group, Ltd.	7,659	106,849
Tsuruha Holdings, Inc.	6,200	707,657
United Natural Foods, Inc. (A)	19,169	680,691
Village Super Market, Inc., Class A	1,247	36,387
Walgreens Boots Alliance, Inc.	113,259	7,765,037
Wal-Mart de Mexico SAB de CV	894,400	2,476,480
Walmart, Inc.	194,390	18,634,225
Weis Markets, Inc.	1,194	55,628
Wesfarmers, Ltd.	181,266	6,725,692
Wm Morrison Supermarkets PLC	322,468	1,101,635
Woolworths Group, Ltd.	208,339	4,252,537
		102,648,845
Food products – 1.4%
a2 Milk Company, Ltd. (A)	75,341	628,904
Ajinomoto Company, Inc.	77,500	1,314,927
Archer-Daniels-Midland Company	42,818	2,158,027
Associated British Foods PLC	52,007	1,546,047
B&G Foods, Inc. (C)	7,790	248,891
Barry Callebaut AG	281	500,953
BRF SA (A)	77,810	384,551
Calavo Growers, Inc. (C)	1,859	196,775
Calbee, Inc.	13,600	432,600
Cal-Maine Foods, Inc.	3,686	182,273
Campbell Soup Company (C)	12,890	508,511
Charoen Pokphand Foods PCL	323,200	254,275
Charoen Pokphand Indonesia Tbk PT	905,303	306,098
China Agri-Industries Holdings, Ltd.	264,000	105,022
China Huishan Dairy Holdings
Company, Ltd. (A)(D)	280,500	0
China Mengniu Dairy Company, Ltd. (A)	363,153	1,049,232
Chocoladefabriken Lindt & Spruengli AG	13	1,145,607
Chocoladefabriken Lindt & Spruengli AG,
Participation Certificates	137	1,020,261
CJ CheilJedang Corp.	439	135,022
Conagra Brands, Inc.	29,991	1,102,169
Dali Foods Group Company, Ltd. (B)	258,500	187,778
Danone SA	101,698	8,008,702
Darling Ingredients, Inc. (A)	19,350	382,743
Dean Foods Company	11,034	84,079

The accompanying notes are an integral part of the financial statements.	76

John Hancock Funds II
Portfolio of Investments — August 31, 2018 (showing percentage of total net assets)

Strategic Equity Allocation Fund (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Food products (continued)
Farmer Brothers Company (A)	1,346	$39,034
FGV Holdings BHD	92,000	33,727
Flowers Foods, Inc.	48,541	978,101
Fresh Del Monte Produce, Inc.	3,486	130,516
Freshpet, Inc. (A)	3,174	117,914
General Mills, Inc.	43,144	1,985,055
Genting Plantations BHD	11,300	25,935
Golden Agri-Resources, Ltd.	381,340	79,170
Gruma SAB de CV, Class B	36,843	466,119
Grupo Bimbo SAB de CV, Series A	282,100	588,999
Hormel Foods Corp. (C)	19,809	775,522
Hostess Brands, Inc. (A)	11,621	136,663
Indofood CBP Sukses Makmur Tbk PT	265,400	156,264
Indofood Sukses Makmur Tbk PT	535,817	231,897
Ingredion, Inc.	18,902	1,910,425
IOI Corp. BHD	100,800	110,678
J&J Snack Foods Corp.	1,759	255,935
JBS SA	140,481	324,205
John B. Sanfilippo & Son, Inc.	1,025	74,897
Kellogg Company	17,485	1,255,248
Kerry Group PLC, Class A	20,937	2,389,557
Kerry Group PLC, Class A	2,564	292,299
Kikkoman Corp.	24,900	1,247,300
Kuala Lumpur Kepong BHD	22,900	137,264
Lamb Weston Holdings, Inc.	38,260	2,586,376
Lancaster Colony Corp.	7,315	1,143,115
Landec Corp. (A)	3,637	48,918
Limoneira Company	1,681	51,859
M Dias Branco SA	14,702	152,719
Marine Harvest ASA (C)	77,005	1,663,131
McCormick & Company, Inc. (C)	8,818	1,101,192
MEIJI Holdings Company, Ltd.	20,300	1,347,803
Mondelez International, Inc., Class A	110,632	4,726,199
Nestle Malaysia BHD	3,200	114,364
Nestle SA	407,069	34,123,400
NH Foods, Ltd.	15,500	565,533
Nisshin Seifun Group, Inc.	33,500	670,035
Nissin Foods Holdings Company, Ltd.	9,917	632,415
Orion Corp.	1,156	111,186
Orkla ASA	147,952	1,216,852
Ottogi Corp.	63	41,023
Pioneer Foods Group, Ltd.	5,051	36,268
Post Holdings, Inc. (A)(C)	17,606	1,712,360
PPB Group BHD	30,720	125,507
Sanderson Farms, Inc.	7,652	809,276
Saputo, Inc.	38,292	1,172,527
Seneca Foods Corp., Class A (A)	987	31,880
Sime Darby Plantation BHD	130,500	169,935
Standard Foods Corp.	61,402	104,016
Thai Union Group PCL	145,600	77,863
The Hain Celestial Group, Inc. (A)	27,192	776,604
The Hershey Company	10,912	1,096,874
The J.M. Smucker Company	8,556	884,519
The Kraft Heinz Company	42,143	2,455,673
The Simply Good Foods Company (A)	7,223	130,014
Tiger Brands, Ltd.	5,558	108,204
Tingyi Cayman Islands Holding Corp.	260,600	465,647
Tootsie Roll Industries, Inc. (C)	7,034	202,579
Toyo Suisan Kaisha, Ltd.	15,000	552,481
TreeHouse Foods, Inc. (A)	14,738	767,850
Tyson Foods, Inc., Class A	23,077	1,449,466
Ulker Biskuvi Sanayi AS (A)	5,812	13,135
Uni-President China Holdings, Ltd.	163,000	160,623
Uni-President Enterprises Corp.	804,805	2,036,470
Universal Robina Corp.	192,400	502,232
Strategic Equity Allocation Fund (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Food products (continued)
Want Want China Holdings, Ltd.	664,612	$543,146
WH Group, Ltd. (B)	1,256,270	948,772
Wilmar International, Ltd.	115,100	268,352
Yakult Honsha Company, Ltd.	18,800	1,336,406
Yamazaki Baking Company, Ltd.	20,500	398,815
		105,259,785
Household products – 0.5%
Central Garden & Pet Company (A)	1,560	61,932
Central Garden & Pet Company,
Class A (A)	3,827	139,035
Church & Dwight Company, Inc.	13,891	785,953
Colgate-Palmolive Company	46,122	3,062,962
Energizer Holdings, Inc.	15,617	993,085
Essity AB, Class B	91,052	2,359,838
Henkel AG & Company KGaA	11,269	1,257,460
Kimberly-Clark Corp.	17,983	2,077,756
Kimberly-Clark de Mexico SAB de CV,
Class A	259,435	456,670
Lion Corp.	38,000	800,024
Oil-Dri Corp. of America	745	30,284
Reckitt Benckiser Group PLC	97,590	8,312,932
The Clorox Company	7,174	1,040,087
The Procter & Gamble Company	131,736	10,927,501
Unicharm Corp.	68,388	2,233,746
Unilever Indonesia Tbk PT	184,145	547,965
WD-40 Company	1,605	284,807
		35,372,037
Personal products – 0.7%
Amorepacific Corp.	1,705	402,703
AMOREPACIFIC Group	1,547	133,952
Beiersdorf AG	10,847	1,262,595
Coty, Inc., Class A (C)	20,924	258,621
Edgewell Personal Care Company (A)	20,507	1,158,030
elf Beauty, Inc. (A)	2,968	41,226
Hengan International Group Company, Ltd.	95,100	856,809
Inter Parfums, Inc.	2,087	136,281
Kao Corp.	83,400	6,471,737
Kobayashi Pharmaceutical Company, Ltd.	8,300	595,612
Kose Corp.	5,100	940,355
LG Household & Health Care, Ltd.	524	595,363
L’Oreal SA	42,462	10,165,653
Medifast, Inc.	1,375	314,531
Natura Cosmeticos SA	28,440	202,490
Natural Health Trends Corp.	1,023	27,079
Nu Skin Enterprises, Inc., Class A	14,551	1,158,260
Pola Orbis Holdings, Inc.	15,500	546,248
Shiseido Company, Ltd.	64,000	4,505,624
The Estee Lauder Companies, Inc.,
Class A	12,213	1,711,286
Unilever NV	156,168	8,979,873
Unilever PLC	179,763	10,243,747
USANA Health Sciences, Inc. (A)	1,501	198,057
		50,906,132
Tobacco – 0.6%
22nd Century Group, Inc. (A)(C)	15,259	41,352
Altria Group, Inc.	137,575	8,050,889
British American Tobacco Malaysia BHD	7,998	65,848
British American Tobacco PLC	334,885	16,194,118
Gudang Garam Tbk PT	59,282	293,839
Hanjaya Mandala Sampoerna Tbk PT	1,139,200	296,246
Imperial Brands PLC	139,204	4,959,762
Japan Tobacco, Inc.	185,200	4,869,138
KT&G Corp.	6,496	589,238
Philip Morris International, Inc.	114,322	8,904,541

The accompanying notes are an integral part of the financial statements.	77

John Hancock Funds II
Portfolio of Investments — August 31, 2018 (showing percentage of total net assets)

Strategic Equity Allocation Fund (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Tobacco (continued)
Swedish Match AB	27,249	$1,456,692
Turning Point Brands, Inc.	995	33,492
Universal Corp.	2,935	175,513
Vector Group, Ltd. (C)	11,510	178,750
		46,109,418
		428,554,527
Energy – 5.8%
Energy equipment and services – 0.5%
Apergy Corp. (A)	20,251	915,750
Archrock, Inc.	15,294	193,469
Baker Hughes, a GE Company	65,662	2,164,876
Basic Energy Services, Inc. (A)	2,637	23,364
Bristow Group, Inc. (A)	3,982	43,643
C&J Energy Services, Inc. (A)	7,762	162,614
Cactus, Inc., Class A (A)	4,433	151,520
CARBO Ceramics, Inc. (A)(C)	2,834	24,514
China Oilfield Services, Ltd., H Shares	227,500	201,957
Core Laboratories NV	11,540	1,321,907
Covia Holdings Corp. (A)	3,767	42,680
Dialog Group BHD	194,612	164,468
Diamond Offshore Drilling, Inc. (A)(C)	24,597	428,480
Dril-Quip, Inc. (A)	14,508	763,846
Ensco PLC, Class A (C)	114,365	782,257
Era Group, Inc. (A)	2,835	33,850
Exterran Corp. (A)	3,965	108,601
Forum Energy Technologies, Inc. (A)	9,899	118,293
Frank’s International NV (A)(C)	9,349	82,552
FTS International, Inc. (A)	2,882	31,788
Halliburton Company	132,443	5,283,151
Helix Energy Solutions Group, Inc. (A)	17,046	159,551
Helmerich & Payne, Inc.	16,209	1,062,824
ION Geophysical Corp. (A)	1,346	24,161
John Wood Group PLC	98,226	915,247
Keane Group, Inc. (A)	6,703	82,313
Key Energy Services, Inc. (A)	1,554	20,761
Liberty Oilfield Services, Inc.,
Class A (A)(C)	1,947	38,239
Mammoth Energy Services, Inc.	1,042	28,634
Matrix Service Company (A)	3,297	68,907
McDermott International, Inc. (A)	68,285	1,320,632
Nabors Industries, Ltd.	92,208	568,923
National Oilwell Varco, Inc.	55,427	2,608,949
Natural Gas Services Group, Inc. (A)	1,837	40,598
Newpark Resources, Inc. (A)	10,844	113,862
Nine Energy Service, Inc. (A)	1,054	31,599
Noble Corp. PLC (A)	29,765	181,567
Nordic American Offshore, Ltd.	710	675
Ocean Rig UDW, Inc., Class A (A)	6,460	174,937
Oceaneering International, Inc. (A)	37,577	1,062,302
Oil States International, Inc. (A)	7,119	240,978
Patterson-UTI Energy, Inc.	58,034	994,122
Pioneer Energy Services Corp. (A)	9,663	30,922
ProPetro Holding Corp. (A)	8,543	130,024
Rowan Companies PLC, Class A (A)	45,110	633,344
Schlumberger, Ltd.	206,579	13,047,530
SEACOR Holdings, Inc. (A)	2,026	104,238
SEACOR Marine Holdings, Inc. (A)	2,000	40,960
Select Energy Services, Inc., Class A (A)	5,517	75,307
Solaris Oilfield Infrastructure, Inc.,
Class A (A)(C)	3,236	55,724
Superior Energy Services, Inc. (A)	58,886	529,974
TechnipFMC PLC	59,025	1,807,936
Tenaris SA	32,582	546,752
TETRA Technologies, Inc. (A)	15,231	69,910

Strategic Equity Allocation Fund (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Energy equipment and services (continued)
Tidewater, Inc. (A)	2,957	$94,624
Transocean, Ltd. (A)	114,763	1,389,780
U.S. Silica Holdings, Inc. (C)	9,328	197,660
Unit Corp. (A)	6,289	165,338
		41,703,384
Oil, gas and consumable fuels – 5.3%
Abraxas Petroleum Corp. (A)	20,206	45,464
Adaro Energy Tbk PT	1,704,545	216,121
Aker BP ASA	19,443	688,134
Alta Mesa Resources, Inc. (A)	11,769	55,785
Anadarko Petroleum Corp.	78,678	5,066,863
Andeavor	21,111	3,225,550
Apache Corp.	58,142	2,548,364
ARC Resources, Ltd.	57,305	608,180
Arch Coal, Inc., Class A	2,226	197,379
Ardmore Shipping Corp. (A)	4,428	30,996
Banpu PCL	176,900	109,777
Bonanza Creek Energy, Inc. (A)	2,240	69,440
BP PLC	2,906,094	20,694,771
Cabot Oil & Gas Corp.	60,476	1,441,143
California Resources Corp. (A)	5,369	223,028
Callon Petroleum Company (A)	85,379	964,783
Caltex Australia, Ltd.	41,054	892,115
Cameco Corp.	63,522	660,045
Canadian Natural Resources, Ltd.	192,801	6,583,305
Carrizo Oil & Gas, Inc. (A)	9,324	225,827
Cenovus Energy, Inc.	165,807	1,537,368
Chesapeake Energy Corp. (A)(C)	238,568	1,056,856
Chevron Corp.	283,262	33,555,217
China Coal Energy Company, Ltd.,
H Shares	258,000	109,869
China Petroleum & Chemical Corp.,
H Shares	3,363,839	3,384,649
China Shenhua Energy Company, Ltd.,
H Shares	448,900	1,002,618
Cimarex Energy Company	12,994	1,097,733
Clean Energy Fuels Corp. (A)	17,214	47,339
Cloud Peak Energy, Inc. (A)	9,806	23,142
CNOOC, Ltd.	2,354,116	4,177,075
CNX Resources Corp. (A)	51,313	817,929
Concho Resources, Inc. (A)	28,836	3,954,857
ConocoPhillips	174,368	12,803,842
CONSOL Energy, Inc. (A)	3,336	143,114
Cosan SA	23,194	198,166
Crescent Point Energy Corp.	88,587	543,741
CVR Energy, Inc. (C)	1,887	71,800
Delek US Holdings, Inc.	9,874	538,133
Denbury Resources, Inc. (A)	52,432	292,046
Devon Energy Corp.	76,256	3,273,670
DHT Holdings, Inc.	11,411	53,403
Dorian LPG, Ltd. (A)	3,905	29,756
Earthstone Energy, Inc., Class A (A)	2,799	23,456
Ecopetrol SA	775,572	870,757
Empresas COPEC SA	56,016	846,786
Enagas SA	33,651	935,010
Enbridge, Inc.	267,754	9,132,361
Encana Corp.	154,782	2,049,527
Energen Corp. (A)	25,492	1,976,905
Energy Absolute PCL	123,870	146,808
Energy Fuels, Inc. (A)	10,656	33,993
Energy XXI Gulf Coast, Inc. (A)	4,353	39,395
Eni SpA	180,358	3,346,904
EOG Resources, Inc.	85,669	10,128,646
EQT Corp.	36,203	1,847,077
Equinor ASA	213,434	5,474,626

The accompanying notes are an integral part of the financial statements.	78

John Hancock Funds II
Portfolio of Investments — August 31, 2018 (showing percentage of total net assets)

Strategic Equity Allocation Fund (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Oil, gas and consumable fuels (continued)
Evolution Petroleum Corp.	3,644	$36,622
Exxaro Resources, Ltd.	10,328	104,685
Exxon Mobil Corp.	626,944	50,262,100
Formosa Petrochemical Corp.	204,900	841,381
Frontline, Ltd. (A)	9,501	51,685
Galp Energia SGPS SA	66,974	1,359,275
GasLog, Ltd.	4,861	81,665
Golar LNG, Ltd.	11,175	285,633
Green Plains, Inc.	4,764	84,561
Grupa Lotos SA	10,637	199,981
GS Holdings Corp.	2,638	125,831
Gulfport Energy Corp. (A)	61,713	725,745
Halcon Resources Corp. (A)(C)	16,474	75,451
Hess Corp.	38,463	2,590,098
HighPoint Resources Corp. (A)	13,249	73,002
HollyFrontier Corp.	24,653	1,837,142
Husky Energy, Inc.	57,644	953,224
Idemitsu Kosan Company, Ltd.	22,900	1,155,836
Imperial Oil, Ltd.	47,535	1,481,416
Inner Mongolia Yitai Coal Company, Ltd.,
Class B	133,700	160,952
Inpex Corp.	170,800	1,867,423
Inter Pipeline, Ltd.	61,918	1,137,773
International Seaways, Inc. (A)	2,586	53,065
IRPC PCL	837,300	177,856
Jagged Peak Energy, Inc. (A)(C)	7,800	103,038
JXTG Holdings, Inc.	547,650	3,855,927
Keyera Corp.	33,411	920,659
Kinder Morgan, Inc.	281,732	4,986,656
Koninklijke Vopak NV	6,637	342,587
Kunlun Energy Company, Ltd.	407,090	425,591
Laredo Petroleum, Inc. (A)	18,634	154,476
Lilis Energy, Inc. (A)(C)	5,828	31,005
Lundin Petroleum AB	27,439	953,834
Marathon Oil Corp.	121,806	2,620,047
Marathon Petroleum Corp.	69,261	5,699,488
Matador Resources Company (A)	38,819	1,270,934
Midstates Petroleum Company, Inc. (A)	2,164	25,167
MOL Hungarian Oil & Gas PLC	61,524	627,836
Murphy Oil Corp.	42,557	1,312,032
Neste OYJ	18,198	1,579,998
Newfield Exploration Company (A)	26,099	711,981
Noble Energy, Inc.	71,599	2,127,922
Nordic American Tankers, Ltd. (C)	18,785	41,891
Northern Oil and Gas, Inc. (A)	13,415	46,282
Oasis Petroleum, Inc. (A)	101,816	1,370,443
Occidental Petroleum Corp.	113,087	9,032,259
Oil Search, Ltd.	217,310	1,402,705
OMV AG	21,562	1,143,152
ONEOK, Inc.	58,711	3,869,642
Origin Energy, Ltd. (A)	280,272	1,603,990
Overseas Shipholding Group, Inc.,
Class A (A)	7,157	24,549
Panhandle Oil and Gas, Inc., Class A	2,244	41,851
Par Pacific Holdings, Inc. (A)	3,777	76,711
PBF Energy, Inc., Class A	29,364	1,524,579
PDC Energy, Inc. (A)	7,861	414,196
Peabody Energy Corp.	9,449	390,338
Pembina Pipeline Corp.	80,545	2,747,171
Penn Virginia Corp. (A)	1,460	129,852
PetroChina Company, Ltd., H Shares	2,780,139	2,044,135
Petroleo Brasileiro SA	439,509	2,382,549
Petronas Dagangan BHD	9,400	62,058
Phillips 66	63,514	7,527,044
Pioneer Natural Resources Company	24,526	4,284,692

Strategic Equity Allocation Fund (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Oil, gas and consumable fuels (continued)
Polski Koncern Naftowy ORLEN SA	35,295	$935,681
Polskie Gornictwo Naftowe i
Gazownictwo SA	200,816	314,594
PrairieSky Royalty, Ltd. (C)	34,597	636,267
PTT Exploration & Production PCL	133,900	583,406
PTT PCL	1,023,000	1,642,469
QEP Resources, Inc. (A)	62,194	620,074
Range Resources Corp.	59,342	974,396
Renewable Energy Group, Inc. (A)	4,372	117,825
Repsol SA	204,447	3,932,104
Resolute Energy Corp. (A)	2,652	87,410
REX American Resources Corp. (A)	713	57,454
Ring Energy, Inc. (A)	7,009	82,706
Royal Dutch Shell PLC, A Shares (London
Stock Exchange)	670,823	21,824,463
Royal Dutch Shell PLC, B Shares	546,515	18,090,678
Sanchez Energy Corp. (A)(C)	9,918	26,084
SandRidge Energy, Inc. (A)	3,594	57,001
Santos, Ltd.	282,143	1,378,694
Scorpio Tankers, Inc.	35,596	68,344
SemGroup Corp., Class A	9,451	228,714
Seven Generations Energy, Ltd.,
Class A (A)	42,889	504,808
Ship Finance International, Ltd. (C)	9,469	134,460
Showa Shell Sekiyu KK	31,900	643,463
SilverBow Resources, Inc. (A)	895	27,620
SK Innovation Company, Ltd.	3,590	622,371
SM Energy Company	26,884	808,940
Snam SpA	156,000	640,486
S-Oil Corp.	2,346	251,866
Southwestern Energy Company (A)	203,571	1,144,069
SRC Energy, Inc. (A)	28,768	267,830
Suncor Energy, Inc.	259,904	10,698,883
Talos Energy, Inc. (A)	2,416	83,400
Teekay Corp.	8,301	56,281
Teekay Tankers, Ltd., Class A (C)	27,464	29,661
Tellurian, Inc. (A)(C)	9,906	95,791
Thai Oil PCL	12,300	31,673
Thai Oil PCL, Foreign Quota Shares	77,500	199,563
The Williams Companies, Inc.	179,047	5,298,001
TOTAL SA	405,804	25,447,079
Tourmaline Oil Corp.	41,646	678,463
TransCanada Corp.	139,817	5,954,811
Tupras Turkiye Petrol Rafinerileri AS	4,781	85,962
Ultra Petroleum Corp. (A)(C)	20,236	26,509
Ultrapar Participacoes SA	52,951	535,217
United Tractors Tbk PT	199,737	466,617
Uranium Energy Corp. (A)(C)	21,056	36,006
Valero Energy Corp.	62,929	7,418,071
Vermilion Energy, Inc.	23,588	749,032
W&T Offshore, Inc. (A)	11,203	75,844
Westmoreland Coal Company (A)	12,108	1,636
WildHorse Resource Development
Corp. (A)(C)	3,251	70,677
Woodside Petroleum, Ltd.	143,554	3,808,509
World Fuel Services Corp.	25,754	721,885
WPX Energy, Inc. (A)	104,558	1,993,921
Yanzhou Coal Mining Company, Ltd.,
H Shares	233,510	270,330
		405,281,412
		446,984,796
Financials – 16.0%
Banks – 8.5%
1st Constitution Bancorp	1,334	28,214

The accompanying notes are an integral part of the financial statements.	79

John Hancock Funds II
Portfolio of Investments — August 31, 2018 (showing percentage of total net assets)

Strategic Equity Allocation Fund (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Banks (continued)
1st Source Corp.	1,690	$94,623
ABN AMRO Group NV (B)	42,322	1,146,108
Absa Group, Ltd.	28,288	312,869
Access National Corp.	2,013	54,633
ACNB Corp.	1,208	43,246
Agricultural Bank of China, Ltd., H Shares	3,867,800	1,874,244
AIB Group PLC	121,804	687,358
Akbank Turk AS	89,966	79,148
Alior Bank SA (A)	10,487	192,543
Allegiance Bancshares, Inc. (A)	1,514	67,449
Alliance Bank Malaysia BHD	53,040	53,248
American National Bankshares, Inc.	1,266	52,096
Ameris Bancorp	4,696	233,156
AMMB Holdings BHD	91,600	91,228
Aozora Bank, Ltd.	18,870	666,541
Arrow Financial Corp.	1,527	60,087
Associated Banc-Corp.	44,240	1,205,540
Atlantic Capital Bancshares, Inc. (A)	3,311	60,426
Australia & New Zealand Banking
Group, Ltd.	467,280	9,930,061
Banc of California, Inc. (C)	4,987	100,488
BancFirst Corp.	2,021	128,940
Banco Bilbao Vizcaya Argentaria SA	1,006,536	6,254,167
Banco Bradesco SA	149,298	920,398
Banco de Chile	3,502,625	501,554
Banco de Credito e Inversiones SA	6,229	398,628
Banco de Sabadell SA	847,493	1,295,857
Banco do Brasil SA	126,994	938,479
Banco Espirito Santo SA (A)	322,715	32
Banco Santander Brasil SA	60,826	516,702
Banco Santander Chile	9,601,333	729,051
Banco Santander Mexico SA, B Shares	314,510	498,304
Banco Santander SA	2,436,896	12,109,476
Bancolombia SA	35,165	378,646
BancorpSouth Bank	32,530	1,132,044
Bangkok Bank PCL	24,657	156,801
Bank Central Asia Tbk PT	1,206,330	2,031,802
Bank Danamon Indonesia Tbk PT	360,901	166,621
Bank Handlowy w Warszawie SA	3,438	63,100
Bank Hapoalim BM	58,385	437,442
Bank Leumi Le-Israel BM	79,290	532,618
Bank Mandiri Persero Tbk PT	2,284,056	1,064,226
Bank Millennium SA (A)	70,334	170,703
Bank Negara Indonesia Persero Tbk PT	894,753	473,959
Bank of America Corp.	1,388,957	42,960,440
Bank of China, Ltd., H Shares	10,494,922	4,715,970
Bank of Commerce Holdings	2,769	35,720
Bank of Communications Company, Ltd.,
H Shares	1,156,576	835,833
Bank of Hawaii Corp.	11,059	919,335
Bank of Ireland Group PLC	143,272	1,173,757
Bank of Marin Bancorp	852	75,104
Bank of Montreal	102,842	8,429,892
Bank of Queensland, Ltd.	61,539	509,333
Bank of the Philippine Islands	191,167	335,298
Bank OZK	31,772	1,285,495
Bank Polska Kasa Opieki SA	20,060	632,060
Bank Rakyat Indonesia Persero Tbk PT	6,803,910	1,470,097
Bank Tabungan Negara Persero Tbk PT	573,000	107,085
Bank Zachodni WBK SA	4,091	415,887
Bankia SA	189,292	709,103
Bankinter SA	100,759	895,361
Bankwell Financial Group, Inc.	1,119	35,249
Banner Corp.	3,694	237,635
Bar Harbor Bankshares	2,014	59,312

Strategic Equity Allocation Fund (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Banks (continued)
Barclays PLC	2,491,050	$5,706,301
Baycom Corp. (A)(C)	1,725	45,195
BB&T Corp.	117,809	6,086,013
BCB Bancorp, Inc.	2,423	35,982
BDO Unibank, Inc.	437,900	1,066,131
Bendigo & Adelaide Bank, Ltd.	76,218	636,177
Berkshire Hills Bancorp, Inc.	4,556	192,491
Blue Hills Bancorp, Inc.	2,748	63,204
BNK Financial Group, Inc.	13,452	100,830
BNP Paribas SA	189,466	11,154,422
BOC Hong Kong Holdings, Ltd.	526,500	2,571,317
Boston Private Financial Holdings, Inc.	9,832	142,072
Bridge Bancorp, Inc.	2,024	70,840
Brookline Bancorp, Inc.	9,132	165,746
Bryn Mawr Bank Corp.	2,276	111,069
Business First Bancshares, Inc.	1,308	33,851
Byline Bancorp, Inc. (A)	1,879	42,898
C&F Financial Corp.	475	29,593
Cadence BanCorp	5,170	146,053
CaixaBank SA	541,077	2,411,904
Cambridge Bancorp	500	44,765
Camden National Corp.	1,852	84,710
Canadian Imperial Bank of Commerce	70,198	6,578,709
Capital City Bank Group, Inc.	1,648	40,409
Capitec Bank Holdings, Ltd.	1,612	110,091
Capstar Financial Holdings, Inc.	1,405	24,545
Carolina Financial Corp.	2,241	92,217
Cathay General Bancorp	28,951	1,224,627
CB Financial Services, Inc. (C)	967	31,041
CBTX, Inc.	2,268	82,941
CenterState Bank Corp.	9,610	294,258
Central Pacific Financial Corp.	3,380	95,755
Central Valley Community Bancorp	1,918	41,448
Century Bancorp, Inc., Class A	469	33,416
Chang Hwa Commercial Bank, Ltd.	830,926	517,007
Chemical Financial Corp.	26,970	1,540,526
Chemung Financial Corp.	567	23,814
China CITIC Bank Corp., Ltd., H Shares	1,191,700	744,560
China Construction Bank Corp., H Shares	12,707,496	11,191,951
China Development Financial
Holding Corp.	2,229,000	806,228
China Everbright Bank Company, Ltd.,
H Shares	319,295	133,506
China Merchants Bank Company, Ltd.,
H Shares	515,674	1,980,763
China Minsheng Banking Corp., Ltd.,
H Shares	826,300	592,008
Chongqing Rural Commercial Bank
Company, Ltd., H Shares	316,600	170,768
CIMB Group Holdings BHD	256,700	379,666
Citigroup, Inc.	375,503	26,750,834
Citizens & Northern Corp.	1,927	53,975
Citizens Financial Group, Inc.	70,111	2,885,769
City Holding Company	1,637	132,728
Civista Bancshares, Inc.	1,734	41,408
CNB Financial Corp.	1,948	60,057
CoBiz Financial, Inc.	4,597	105,961
Codorus Valley Bancorp, Inc.	1,392	43,556
Columbia Banking System, Inc.	8,577	362,378
Comerica, Inc.	25,718	2,506,991
Commerce Bancshares, Inc.	24,543	1,744,026
Commerzbank AG (A)	108,631	1,027,507
Commonwealth Bank of Australia	280,226	14,367,978
Community Bank System, Inc.	5,715	377,933
Community Bankers Trust Corp. (A)	3,600	32,580

The accompanying notes are an integral part of the financial statements.	80

John Hancock Funds II
Portfolio of Investments — August 31, 2018 (showing percentage of total net assets)

Strategic Equity Allocation Fund (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Banks (continued)
Community Trust Bancorp, Inc.	1,755	$86,697
Concordia Financial Group, Ltd.	185,400	889,659
ConnectOne Bancorp, Inc.	3,662	90,268
Credicorp, Ltd.	6,700	1,460,734
Credit Agricole SA	191,567	2,621,123
CTBC Financial Holding Company, Ltd.	2,921,090	2,054,240
Cullen/Frost Bankers, Inc.	15,189	1,684,308
Customers Bancorp, Inc. (A)	3,414	84,326
CVB Financial Corp.	12,200	293,410
Danske Bank A/S	139,853	4,121,618
DBS Group Holdings, Ltd.	104,372	1,897,381
DGB Financial Group, Inc.	8,762	80,667
DNB ASA	179,486	3,648,952
E.Sun Financial Holding Company, Ltd.	1,601,988	1,179,044
Eagle Bancorp, Inc. (A)	3,708	199,676
East West Bancorp, Inc.	37,911	2,403,178
Enterprise Bancorp, Inc.	1,285	46,221
Enterprise Financial Services Corp.	2,554	143,790
Equity Bancshares, Inc., Class A (A)	1,615	65,553
Erste Group Bank AG (A)	44,105	1,756,524
Esquire Financial Holdings, Inc. (A)	1,077	28,002
Evans Bancorp, Inc.	842	40,037
Farmers & Merchants Bancorp, Inc.	1,181	53,724
Farmers National Banc Corp.	3,498	55,443
FB Financial Corp.	1,436	63,155
FCB Financial Holdings, Inc., Class A (A)	4,919	254,804
Fidelity D&D Bancorp, Inc.	468	27,841
Fidelity Southern Corp.	2,710	65,853
Fifth Third Bancorp	97,732	2,876,253
Financial Institutions, Inc.	1,959	63,276
First Bancorp	3,377	140,888
First BanCorp (PR) (A)	25,113	219,739
First Bancorp, Inc.	1,655	48,458
First Bank	2,896	41,413
First Busey Corp.	4,956	158,840
First Business Financial Services, Inc.	1,431	31,711
First Choice Bancorp	919	24,951
First Commonwealth Financial Corp.	11,155	186,846
First Community Bancshares, Inc.	2,024	67,946
First Community Corp.	1,293	32,519
First Connecticut Bancorp, Inc.	1,877	59,501
First Financial Bancorp	11,201	351,711
First Financial Bankshares, Inc. (C)	7,637	461,275
First Financial Corp.	1,484	76,352
First Financial Holding Company, Ltd.	1,626,801	1,088,836
First Financial Northwest, Inc.	1,495	26,103
First Foundation, Inc. (A)	4,030	65,205
First Horizon National Corp.	85,606	1,576,863
First Internet Bancorp	1,117	35,130
First Interstate BancSystem, Inc., Class A	3,767	174,977
First Merchants Corp.	5,634	271,108
First Mid-Illinois Bancshares, Inc.	1,461	60,032
First Midwest Bancorp, Inc.	11,875	322,763
Flushing Financial Corp.	3,437	89,087
FNB Corp.	84,732	1,139,645
Franklin Financial Network, Inc. (A)	1,584	61,222
Fukuoka Financial Group, Inc.	124,000	695,235
Fulton Financial Corp.	66,043	1,201,983
German American Bancorp, Inc.	2,492	93,674
Glacier Bancorp, Inc.	9,958	454,881
Great Southern Bancorp, Inc.	1,283	76,082
Great Western Bancorp, Inc.	6,830	297,378
Green Bancorp, Inc.	2,838	68,112
Grupo Financiero Banorte SAB de CV,
Series O	442,650	3,019,156

Strategic Equity Allocation Fund (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Banks (continued)
Grupo Financiero Inbursa SAB de CV,
Series O	395,400	$629,155
Guaranty Bancorp	3,083	96,344
Guaranty Bancshares, Inc.	1,221	38,400
Hana Financial Group, Inc.	16,436	630,252
Hancock Whitney Corp.	32,276	1,663,828
Hang Seng Bank, Ltd.	109,695	2,975,925
Hanmi Financial Corp.	3,779	98,632
HarborOne Bancorp, Inc. (A)	1,880	37,055
Heartland Financial USA, Inc.	3,205	194,864
Heritage Commerce Corp.	4,815	76,270
Heritage Financial Corp.	3,808	138,230
Hilltop Holdings, Inc.	8,673	179,965
Home BancShares, Inc.	59,942	1,403,242
HomeTrust Bancshares, Inc. (A)	2,240	64,512
Hong Leong Bank BHD	35,000	174,873
Hong Leong Financial Group BHD	11,900	56,712
Hope Bancorp, Inc.	15,328	268,393
Horizon Bancorp, Inc.	4,449	90,893
Howard Bancorp, Inc. (A)	1,921	33,521
HSBC Holdings PLC	2,921,002	25,424,294
Hua Nan Financial Holdings
Company, Ltd.	1,222,305	716,500
Huntington Bancshares, Inc.	156,089	2,530,203
IBERIABANK Corp.	6,553	567,817
Independent Bank Corp. (MA)	3,086	281,135
Independent Bank Corp. (MI)	2,468	61,577
Independent Bank Group, Inc.	2,533	175,410
Industrial & Commercial Bank of
China, Ltd., H Shares	9,169,623	6,772,662
Industrial Bank of Korea	13,275	177,700
ING Groep NV	393,490	5,345,082
International Bancshares Corp.	20,548	962,674
Intesa Sanpaolo SpA	1,059,776	2,616,324
Investar Holding Corp.	1,572	43,151
Investors Bancorp, Inc.	28,152	360,346
Itau CorpBanca	22,526,792	213,306
Japan Post Bank Company, Ltd.	68,600	801,457
JPMorgan Chase & Co.	502,960	57,629,157
Kasikornbank PCL	49,300	317,915
Kasikornbank PCL, Foreign Quota Shares	123,459	799,910
KB Financial Group, Inc.	21,681	1,002,433
KBC Group NV	36,358	2,585,045
KeyCorp	153,171	3,227,313
Komercni banka AS	7,983	331,941
Krung Thai Bank PCL	83,300	49,401
Krung Thai Bank PCL, Foreign
Quota Shares	259,000	153,599
Lakeland Bancorp, Inc.	5,275	101,808
Lakeland Financial Corp.	2,751	135,542
LegacyTexas Financial Group, Inc.	5,699	263,693
Live Oak Bancshares, Inc.	3,015	91,204
Lloyds Banking Group PLC	10,515,705	8,100,454
M&T Bank Corp.	20,451	3,622,895
Macatawa Bank Corp.	3,711	46,276
Malayan Banking BHD	197,333	477,814
MB Financial, Inc.	31,726	1,537,442
mBank SA	1,719	190,078
MBT Financial Corp.	3,042	33,310
Mebuki Financial Group, Inc.	139,800	495,494
Mediobanca Banca di Credito
Finanziario SpA	42,950	399,934
Mega Financial Holding Company, Ltd.	1,808,275	1,519,915
Mercantile Bank Corp.	1,970	69,758
Metropolitan Bank & Trust Company	182,300	249,804

The accompanying notes are an integral part of the financial statements.	81

John Hancock Funds II
Portfolio of Investments — August 31, 2018 (showing percentage of total net assets)

Strategic Equity Allocation Fund (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Banks (continued)
Metropolitan Bank Holding Corp. (A)	858	$35,384
Mid Penn Bancorp, Inc.	814	24,786
Middlefield Banc Corp.	592	29,363
Midland States Bancorp, Inc.	2,499	86,041
MidSouth Bancorp, Inc.	2,402	36,871
MidWestOne Financial Group, Inc.	1,620	54,335
Mitsubishi UFJ Financial Group, Inc.	1,992,700	12,045,234
Mizrahi Tefahot Bank, Ltd.	7,823	141,185
Mizuho Financial Group, Inc.	4,060,300	7,131,142
Moneta Money Bank AS (B)	42,465	148,430
MutualFirst Financial, Inc.	919	34,922
National Australia Bank, Ltd.	434,649	8,888,499
National Bank Holdings Corp., Class A	3,195	128,279
National Bank of Canada	55,498	2,777,452
National Bankshares, Inc. (C)	973	44,758
National Commerce Corp. (A)	1,786	78,584
NBT Bancorp, Inc.	4,953	200,497
Nedbank Group, Ltd.	9,089	171,925
Nicolet Bankshares, Inc. (A)	1,068	59,124
Nordea Bank AB	456,358	4,931,461
Northrim BanCorp, Inc.	1,129	50,297
Norwood Financial Corp.	1,003	39,358
Oak Valley Bancorp	1,161	24,346
OFG Bancorp (C)	5,186	84,013
Ohio Valley Banc Corp.	689	29,041
Old Line Bancshares, Inc.	1,897	64,877
Old National Bancorp	17,476	354,763
Old Second Bancorp, Inc.	3,784	58,463
Opus Bank	2,360	66,906
Origin Bancorp, Inc.	1,948	78,933
Orrstown Financial Services, Inc.	1,302	33,917
OTP Bank NYRT	36,717	1,350,869
Oversea-Chinese Banking Corp., Ltd.	183,278	1,508,365
Pacific Premier Bancorp, Inc. (A)	5,366	212,225
PacWest Bancorp	32,740	1,653,043
Park National Corp.	1,497	164,895
Parke Bancorp, Inc.	1,186	27,337
Peapack Gladstone Financial Corp.	2,265	75,674
Penns Woods Bancorp, Inc.	807	36,541
Peoples Bancorp, Inc.	2,106	75,521
Peoples Financial Services Corp.	1,001	46,026
People’s United Financial, Inc.	58,427	1,081,484
People’s Utah Bancorp	1,905	68,866
Pinnacle Financial Partners, Inc.	19,355	1,249,365
Postal Savings Bank of China
Company, Ltd., H Shares (B)	350,000	206,297
Powszechna Kasa Oszczednosci Bank
Polski SA	103,128	1,175,157
Preferred Bank	1,633	99,956
Premier Financial Bancorp, Inc.	1,917	37,382
Prosperity Bancshares, Inc.	18,274	1,367,626
Public Bank BHD	154,062	940,889
QCR Holdings, Inc.	1,542	67,077
Raiffeisen Bank International AG	21,718	618,241
RBB Bancorp	1,741	49,880
Regions Financial Corp.	168,197	3,273,114
Reliant Bancorp, Inc.	1,524	41,986
Renasant Corp.	5,628	262,771
Republic Bancorp, Inc., Class A	1,037	50,409
Republic First Bancorp, Inc. (A)	6,154	48,001
Resona Holdings, Inc.	354,400	2,010,236
RHB Bank BHD	55,241	72,531
Royal Bank of Canada	228,578	18,156,625
S&T Bancorp, Inc.	3,913	182,581
Sandy Spring Bancorp, Inc.	3,865	150,735

Strategic Equity Allocation Fund (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Banks (continued)
SB One Bancorp (C)	1,208	$33,582
Seacoast Banking Corp. of Florida (A)	5,261	166,353
Security Bank Corp.	51,150	186,232
Select Bancorp, Inc. (A)	2,480	31,769
ServisFirst Bancshares, Inc.	5,508	237,395
Seven Bank, Ltd.	90,900	283,089
Shinhan Financial Group Company, Ltd.	23,371	917,942
Shinsei Bank, Ltd.	28,000	430,351
Shore Bancshares, Inc.	2,032	38,181
Sierra Bancorp	1,934	57,382
Signature Bank	14,046	1,625,684
Simmons First National Corp., Class A	10,667	337,077
SinoPac Financial Holdings Company, Ltd.	1,745,772	639,869
Skandinaviska Enskilda Banken AB,
Series A	244,325	2,608,290
SmartFinancial, Inc. (A)	1,763	43,335
Societe Generale SA	129,337	5,295,999
South State Corp.	4,187	345,218
Southern First Bancshares, Inc. (A)	997	41,475
Southern National Bancorp of
Virginia, Inc.	2,824	49,561
Southside Bancshares, Inc.	3,791	134,960
Standard Bank Group, Ltd.	51,693	655,181
Standard Chartered PLC	408,909	3,333,422
State Bank Financial Corp.	4,287	139,670
Sterling Bancorp	58,992	1,347,967
Stock Yards Bancorp, Inc.	2,527	97,795
Sumitomo Mitsui Financial Group, Inc.	226,479	8,903,667
Sumitomo Mitsui Trust Holdings, Inc.	55,438	2,224,443
Summit Financial Group, Inc.	1,585	39,942
SunTrust Banks, Inc.	67,953	4,998,623
Suruga Bank, Ltd.	27,500	149,284
SVB Financial Group (A)	7,721	2,491,953
Svenska Handelsbanken AB, A Shares	229,144	2,778,518
Swedbank AB, A Shares	135,778	3,161,501
Synovus Financial Corp.	31,041	1,553,912
Taishin Financial Holding Company, Ltd.	1,615,665	760,204
Taiwan Business Bank	504,586	182,437
Taiwan Cooperative Financial Holding
Company, Ltd.	1,444,524	858,658
TCF Financial Corp.	44,021	1,115,932
Texas Capital Bancshares, Inc. (A)	12,997	1,155,433
The Bancorp, Inc. (A)	6,478	64,974
The Bank of East Asia, Ltd.	175,493	650,216
The Bank of Kyoto, Ltd.	9,000	454,382
The Bank of Nova Scotia	190,438	11,022,055
The Bank of NT Butterfield & Son, Ltd.	6,162	325,600
The Bank of Princeton (A)	968	31,847
The Chiba Bank, Ltd.	102,600	673,975
The Community Financial Corp.	910	30,303
The First Bancshares, Inc.	1,526	62,642
The First of Long Island Corp.	3,090	67,362
The PNC Financial Services Group, Inc.	69,611	9,991,963
The Royal Bank of Scotland Group PLC	699,306	2,192,156
The Shizuoka Bank, Ltd.	76,500	676,436
The Siam Commercial Bank PCL	25,000	113,045
The Siam Commercial Bank PCL, Foreign
Quota Shares	148,509	671,530
The Toronto-Dominion Bank	291,637	17,576,437
TMB Bank PCL	989,100	66,514
Tompkins Financial Corp.	1,630	143,228
Towne Bank	7,631	248,771
TriCo Bancshares	3,013	117,145
TriState Capital Holdings, Inc. (A)	2,688	79,968
Triumph Bancorp, Inc. (A)	2,797	118,733

The accompanying notes are an integral part of the financial statements.	82

John Hancock Funds II
Portfolio of Investments — August 31, 2018 (showing percentage of total net assets)

Strategic Equity Allocation Fund (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Banks (continued)
Trustmark Corp.	25,491	$904,421
Turkiye Garanti Bankasi AS	94,525	85,893
Turkiye Halk Bankasi AS	24,668	23,084
Turkiye Is Bankasi AS, Class C	64,680	39,385
Turkiye Vakiflar Bankasi TAO, Class D	30,392	16,064
U.S. Bancorp	232,640	12,588,150
UMB Financial Corp.	16,727	1,258,539
Umpqua Holdings Corp.	57,606	1,232,768
UniCredit SpA	143,122	2,068,745
Union Bankshares Corp.	7,658	318,573
United Bankshares, Inc.	39,213	1,544,992
United Community Banks, Inc.	9,171	278,248
United Overseas Bank, Ltd.	77,857	1,534,443
Univest Corp. of Pennsylvania	3,450	98,325
Valley National Bancorp	106,879	1,287,892
Veritex Holdings, Inc. (A)	2,849	87,236
Washington Trust Bancorp, Inc.	1,729	103,740
Webster Financial Corp.	24,096	1,575,396
Wells Fargo & Company	649,617	37,989,602
WesBanco, Inc.	6,168	304,413
Westamerica Bancorporation (C)	3,093	198,045
Westpac Banking Corp.	544,231	11,177,375
Wintrust Financial Corp.	14,726	1,303,987
Woori Bank	25,065	367,135
Yamaguchi Financial Group, Inc.	30,900	339,895
Yapi ve Kredi Bankasi AS (A)	69,416	17,822
Zions Bancorporation	27,242	1,451,726
		649,646,892
Capital markets – 2.5%
3i Group PLC	142,210	1,655,917
Affiliated Managers Group, Inc.	7,669	1,120,364
Ameriprise Financial, Inc.	21,071	2,991,239
Amundi SA (B)	10,136	730,971
Arlington Asset Investment Corp.,
Class A (C)	3,562	36,226
Artisan Partners Asset Management, Inc.,
Class A	5,798	192,204
ASX, Ltd.	30,841	1,502,170
B. Riley Financial, Inc.	2,527	57,868
B3 SA - Brasil Bolsa Balcao	303,776	1,622,883
BlackRock, Inc.	18,886	9,047,527
Blucora, Inc. (A)	5,548	200,838
BrightSphere Investment Group PLC	9,747	123,689
Brookfield Asset Management, Inc.,
Class A	134,674	5,754,347
Cboe Global Markets, Inc.	18,785	1,893,528
China Cinda Asset Management
Company, Ltd., H Shares	1,219,600	315,670
China Everbright, Ltd.	117,084	205,211
China Galaxy Securities Company, Ltd.,
H Shares	501,000	245,446
China Huarong Asset Management
Company, Ltd., H Shares (B)	1,384,300	287,770
China International Capital Corp., Ltd., H
Shares (B)	130,400	239,023
CI Financial Corp.	47,113	758,140
CITIC Securities Company, Ltd., H Shares	302,400	542,296
CME Group, Inc.	53,677	9,378,982
Cohen & Steers, Inc.	2,680	111,408
Coronation Fund Managers, Ltd.	9,143	35,817
Cowen, Inc. (A)(C)	3,518	53,474
Credit Suisse Group AG (A)	334,785	5,013,261
Daiwa Securities Group, Inc.	273,518	1,638,854
Deutsche Bank AG	213,026	2,401,539
Deutsche Boerse AG	20,877	2,881,002

Strategic Equity Allocation Fund (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Capital markets (continued)
Diamond Hill Investment Group, Inc.	399	$74,449
Donnelley Financial Solutions, Inc. (A)	4,088	85,398
E*TRADE Financial Corp. (A)	38,583	2,270,995
Eaton Vance Corp.	31,188	1,644,543
Evercore, Inc., Class A	10,655	1,131,028
FactSet Research Systems, Inc.	10,171	2,333,126
Federated Investors, Inc., Class B	36,397	842,955
Franklin Resources, Inc.	45,628	1,448,233
GAIN Capital Holdings, Inc. (C)	3,407	25,110
GF Securities Company, Ltd., H Shares	182,100	228,736
Greenhill & Company, Inc.	2,571	70,703
Guotai Junan Securities Company, Ltd., H
Shares (B)	75,400	155,893
Haitong Securities Company, Ltd.,
H Shares	439,900	389,179
Hamilton Lane, Inc., Class A	1,736	84,682
Hargreaves Lansdown PLC	41,443	1,183,739
Hong Kong Exchanges & Clearing, Ltd.	168,877	4,811,613
Houlihan Lokey, Inc.	3,412	160,466
Huatai Securities Company, Ltd., H
Shares (B)	205,500	308,017
IGM Financial, Inc.	16,160	450,870
Interactive Brokers Group, Inc., Class A	18,702	1,162,516
Intercontinental Exchange, Inc.	87,359	6,659,377
INTL. FCStone, Inc. (A)	1,826	101,818
Invesco, Ltd.	61,151	1,473,739
Investec PLC	97,157	639,111
Investec, Ltd.	10,997	71,972
Investment Technology Group, Inc.	3,967	86,798
Janus Henderson Group PLC	47,193	1,333,202
Japan Exchange Group, Inc.	86,298	1,520,606
Julius Baer Group, Ltd. (A)	29,138	1,546,102
Korea Investment Holdings Company, Ltd.	2,227	142,536
Ladenburg Thalmann Financial
Services, Inc.	13,659	47,124
Legg Mason, Inc.	22,360	697,632
London Stock Exchange Group PLC	45,400	2,725,734
Macquarie Group, Ltd.	51,776	4,842,776
MarketAxess Holdings, Inc.	9,839	1,867,639
Mirae Asset Daewoo Company, Ltd.	21,388	157,817
Moelis & Company, Class A	4,607	267,436
Moody’s Corp.	26,033	4,634,395
Morgan Stanley	213,623	10,431,211
MSCI, Inc.	13,155	2,371,320
Nasdaq, Inc.	20,170	1,925,025
Natixis SA	158,598	1,060,700
NH Investment & Securities
Company, Ltd.	7,559	91,277
Noah Holdings, Ltd., ADR (A)(C)	3,600	169,344
Nomura Holdings, Inc.	586,400	2,686,370
Northern Trust Corp.	31,538	3,389,073
Oppenheimer Holdings, Inc., Class A	1,272	39,686
Partners Group Holding AG	2,245	1,762,671
Piper Jaffray Companies	1,737	133,749
PJT Partners, Inc., Class A	2,323	134,548
Pzena Investment Management, Inc.,
Class A	2,735	24,834
Raymond James Financial, Inc.	20,536	1,910,669
Reinet Investments SCA	5,005	96,912
S&P Global, Inc.	39,152	8,106,422
Safeguard Scientifics, Inc. (A)	2,992	30,818
Samsung Securities Company, Ltd.	3,356	97,388
SBI Holdings, Inc.	38,064	1,049,224
Schroders PLC	18,072	722,020
SEI Investments Company	34,330	2,165,536

The accompanying notes are an integral part of the financial statements.	83

John Hancock Funds II
Portfolio of Investments — August 31, 2018 (showing percentage of total net assets)

Strategic Equity Allocation Fund (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Capital markets (continued)
Silvercrest Asset Management Group, Inc.,
Class A	1,511	$23,949
Singapore Exchange, Ltd.	45,300	244,816
St. James’s Place PLC	76,694	1,126,922
State Street Corp.	56,823	4,938,487
Stifel Financial Corp.	26,926	1,504,356
T. Rowe Price Group, Inc.	36,082	4,181,543
The Bank of New York Mellon Corp.	158,127	8,246,323
The Charles Schwab Corp.	185,314	9,412,098
The Goldman Sachs Group, Inc.	54,920	13,060,525
Thomson Reuters Corp.	46,865	2,084,325
UBS Group AG (A)	504,598	7,876,758
Virtus Investment Partners, Inc.	832	107,328
Waddell & Reed Financial, Inc.,
Class A (C)	9,553	191,251
Westwood Holdings Group, Inc.	1,044	60,061
WisdomTree Investments, Inc.	14,186	116,609
Yuanta Financial Holding Company, Ltd.	1,687,187	854,871
		191,144,748
Consumer finance – 0.4%
Acom Company, Ltd.	67,600	275,939
AEON Financial Service Company, Ltd.	19,100	390,667
American Express Company	110,084	11,666,702
Capital One Financial Corp.	75,576	7,488,826
Chong Sing Holdings FinTech
Group, Ltd. (A)	2,128,000	149,185
Credit Saison Company, Ltd.	26,700	441,903
Curo Group Holdings Corp. (A)	938	28,947
Discover Financial Services	52,984	4,139,110
Elevate Credit, Inc. (A)	2,768	25,908
Encore Capital Group, Inc. (A)(C)	3,077	119,234
Enova International, Inc. (A)	3,942	130,874
EZCORP, Inc., Class A (A)	6,101	67,721
FirstCash, Inc.	5,231	425,280
Green Dot Corp., Class A (A)	5,622	481,637
LendingClub Corp. (A)	37,880	136,747
Navient Corp.	69,731	951,131
Nelnet, Inc., Class A	2,153	124,120
PRA Group, Inc. (A)	5,319	194,409
Regional Management Corp. (A)	1,157	38,563
Samsung Card Company, Ltd.	1,498	47,426
SLM Corp. (A)	113,872	1,334,580
Synchrony Financial	107,668	3,409,846
World Acceptance Corp. (A)	734	87,060
		32,155,815
Diversified financial services – 1.1%
AMP, Ltd.	467,370	1,123,713
Ayala Corp.	55,615	1,041,107
Banco Latinoamericano de Comercio
Exterior SA	3,611	74,639
Berkshire Hathaway, Inc., Class B (A)	298,255	62,251,784
Cannae Holdings, Inc. (A)	8,012	155,753
Chailease Holding Company, Ltd.	194,160	660,546
Challenger, Ltd.	87,741	683,912
Eurazeo SA	7,525	572,061
EXOR NV	7,706	501,423
Far East Horizon, Ltd.	273,700	259,060
FGL Holdings (A)	16,967	147,783
FirstRand, Ltd.	134,653	647,787
Fubon Financial Holding Company, Ltd.	1,116,659	1,851,366
Groupe Bruxelles Lambert SA	11,870	1,245,980
Grupo de Inversiones Suramericana SA	35,147	415,374
GT Capital Holdings, Inc.	19,740	323,536
Haci Omer Sabanci Holding AS	38,891	42,259

Strategic Equity Allocation Fund (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Diversified financial services (continued)
Industrivarden AB, C Shares	24,471	$522,884
Investor AB, B Shares	68,759	3,104,223
Jefferies Financial Group, Inc.	48,888	1,135,179
Kinnevik AB, B Shares	35,294	1,159,747
L E Lundbergforetagen AB, B Shares	11,950	401,504
Marlin Business Services Corp.	1,183	33,834
Metro Pacific Investments Corp.	3,281,900	334,808
Mitsubishi UFJ Lease & Finance
Company, Ltd.	68,300	384,042
NewStar Financial, Inc. (A)(D)	5,608	2,761
On Deck Capital, Inc. (A)	6,398	52,592
Onex Corp.	14,370	1,030,896
ORIX Corp.	224,400	3,608,736
Pargesa Holding SA, BR Shares	4,847	393,361
PSG Group, Ltd.	6,173	94,466
Remgro, Ltd.	20,798	303,418
RMB Holdings, Ltd.	24,421	140,159
Standard Life Aberdeen PLC	391,557	1,611,189
Tokyo Century Corp.	7,200	397,889
Wendel SA	4,622	684,333
		87,394,104
Insurance – 3.4%
Admiral Group PLC	31,285	844,276
Aegon NV (C)	192,132	1,154,236
Aflac, Inc.	118,801	5,493,358
Ageas	29,063	1,504,901
AIA Group, Ltd.	1,733,509	14,967,558
Alleghany Corp.	4,001	2,527,752
Allianz SE	47,973	10,225,051
Ambac Financial Group, Inc. (A)	5,309	112,179
American Equity Investment Life
Holding Company	10,609	393,488
American Financial Group, Inc.	18,150	2,021,184
American International Group, Inc.	136,647	7,265,521
AMERISAFE, Inc.	2,245	143,231
AmTrust Financial Services, Inc.	13,254	192,713
Aon PLC	35,684	5,194,163
Argo Group International Holdings, Ltd.	3,788	241,296
Arthur J. Gallagher & Company	25,597	1,846,568
Aspen Insurance Holdings, Ltd.	15,608	642,269
Assicurazioni Generali SpA	87,462	1,457,236
Assurant, Inc.	7,138	733,929
Aviva PLC	599,254	3,770,153
AXA SA	329,837	8,312,149
Baloise Holding AG	6,802	1,045,340
BB Seguridade Participacoes SA	107,708	647,343
Brighthouse Financial, Inc. (A)	17,787	738,338
Brown & Brown, Inc.	59,989	1,828,465
Cathay Financial Holding Company, Ltd.	1,407,890	2,413,137
China Life Insurance Company, Ltd.	479,703	477,463
China Life Insurance Company, Ltd.,
H Shares	990,176	2,242,562
China Pacific Insurance Group
Company, Ltd., H Shares	353,579	1,319,488
China Reinsurance Group Corp., H Shares	934,000	184,509
China Taiping Insurance Holdings
Company, Ltd.	219,000	695,786
Chubb, Ltd.	70,491	9,533,203
Cincinnati Financial Corp.	24,326	1,865,074
Citizens, Inc. (A)(C)	6,959	58,456
CNO Financial Group, Inc.	63,443	1,371,003
CNP Assurances	32,030	740,302
Dai-ichi Life Holdings, Inc.	184,200	3,509,524
DB Insurance Company, Ltd.	2,979	171,274
Direct Line Insurance Group PLC	211,649	909,257

The accompanying notes are an integral part of the financial statements.	84

John Hancock Funds II
Portfolio of Investments — August 31, 2018 (showing percentage of total net assets)

Strategic Equity Allocation Fund (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Insurance (continued)
Discovery, Ltd.	15,746	$187,625
eHealth, Inc. (A)	2,365	69,034
EMC Insurance Group, Inc.	1,254	32,203
Employers Holdings, Inc.	3,763	172,534
Enstar Group, Ltd. (A)	1,362	290,787
Everest Re Group, Ltd.	6,677	1,489,105
Fairfax Financial Holdings, Ltd.	4,611	2,531,492
FBL Financial Group, Inc., Class A	1,196	97,295
FedNat Holding Company	2,482	65,277
First American Financial Corp.	29,185	1,659,459
Genworth Financial, Inc., Class A (A)	190,686	886,690
Gjensidige Forsikring ASA	38,897	650,226
Global Indemnity, Ltd.	1,073	42,308
Goosehead Insurance, Inc., Class A (A)	1,280	39,706
Great-West Lifeco, Inc. (C)	54,336	1,325,715
Greenlight Capital Re, Ltd., Class A (A)	3,975	51,079
Hannover Rueck SE	7,077	971,930
Hanwha Life Insurance Company, Ltd.	21,011	91,538
HCI Group, Inc.	955	38,678
Health Insurance Innovations, Inc.,
Class A (A)(C)	1,435	75,912
Heritage Insurance Holdings, Inc.	2,505	36,698
Horace Mann Educators Corp.	4,862	225,111
Hyundai Marine & Fire Insurance
Company, Ltd.	3,839	128,254
Industrial Alliance Insurance & Financial
Services, Inc.	19,550	810,464
ING Life Insurance Korea, Ltd. (B)	2,065	64,555
Insurance Australia Group, Ltd.	388,911	2,161,388
Intact Financial Corp.	23,977	1,901,624
Investors Title Company	199	38,606
IRB Brasil Resseguros SA	16,900	246,627
James River Group Holdings, Ltd.	3,039	124,447
Japan Post Holdings Company, Ltd.	272,500	3,236,293
Kemper Corp.	22,467	1,827,690
Kinsale Capital Group, Inc.	2,242	136,246
Legal & General Group PLC	894,176	2,954,930
Liberty Holdings, Ltd.	7,047	55,753
Lincoln National Corp.	33,468	2,194,831
Loews Corp.	37,646	1,893,970
Maiden Holdings, Ltd.	8,524	32,391
Mapfre SA	189,978	559,257
Marsh & McLennan Companies, Inc.	78,719	6,661,989
MBIA, Inc. (A)	10,670	109,581
Medibank Pvt., Ltd.	458,661	1,003,618
Mercury General Corp.	9,555	515,015
MetLife, Inc.	149,880	6,877,993
MMI Holdings, Ltd.	48,442	56,492
MS&AD Insurance Group Holdings, Inc.	81,868	2,515,700
Muenchener
Rueckversicherungs-Gesellschaft AG	17,168	3,698,578
National General Holdings Corp.	7,320	199,909
National Western Life Group, Inc., Class A	284	92,570
New China Life Insurance Company, Ltd.,
H Shares	111,000	503,440
NI Holdings, Inc. (A)	1,682	28,392
NN Group NV (C)	32,866	1,410,879
Old Mutual, Ltd. (A)	209,149	427,852
Old Republic International Corp.	65,623	1,455,518
PICC Property & Casualty Company, Ltd.,
H Shares	930,248	1,048,916
Ping An Insurance Group Company of
China, Ltd., H Shares	690,810	6,663,444
Porto Seguro SA	15,823	213,195
Poste Italiane SpA (B)	42,488	327,296

Strategic Equity Allocation Fund (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Insurance (continued)
Power Corp. of Canada	63,424	$1,421,572
Power Financial Corp.	47,203	1,100,680
Powszechny Zaklad Ubezpieczen SA	73,811	888,886
Primerica, Inc.	16,638	2,033,996
Principal Financial Group, Inc.	39,155	2,160,964
ProAssurance Corp.	6,311	305,137
Protective Insurance Corp., Class B	1,488	34,968
Prudential Financial, Inc.	62,767	6,166,858
Prudential PLC	381,587	8,579,871
QBE Insurance Group, Ltd.	223,400	1,772,766
Rand Merchant Investment Holdings, Ltd.	37,043	102,971
Reinsurance Group of America, Inc.	16,882	2,411,594
RenaissanceRe Holdings, Ltd.	10,530	1,400,069
RLI Corp.	4,581	352,600
RSA Insurance Group PLC	156,454	1,283,612
Safety Insurance Group, Inc.	1,679	162,359
Sampo OYJ, A Shares	64,508	3,301,327
Samsung Fire & Marine
Insurance Company, Ltd.	1,856	441,815
Samsung Life Insurance Company, Ltd.	4,338	360,499
Sanlam, Ltd.	73,394	396,118
SCOR SE	29,082	1,175,646
Selective Insurance Group, Inc.	6,815	437,523
Shin Kong Financial Holding
Company, Ltd.	1,449,101	573,172
Sompo Holdings, Inc.	57,160	2,439,161
Sony Financial Holdings, Inc.	31,000	617,311
State Auto Financial Corp.	2,009	63,063
Stewart Information Services Corp.	2,676	119,831
Sul America SA	33,094	186,632
Sun Life Financial, Inc.	100,877	4,009,571
Suncorp Group, Ltd.	214,076	2,387,303
Swiss Life Holding AG (A)	4,684	1,696,608
Swiss Re AG	42,044	3,782,713
T&D Holdings, Inc.	96,200	1,461,729
The Allstate Corp.	51,767	5,206,207
The Hanover Insurance Group, Inc.	11,130	1,363,314
The Hartford Financial Services
Group, Inc.	51,004	2,569,071
The Navigators Group, Inc.	2,422	169,540
The People’s Insurance Company Group of
China, Ltd., H Shares	1,047,200	454,254
The Progressive Corp.	88,207	5,956,619
The Travelers Companies, Inc.	42,137	5,545,229
Third Point Reinsurance, Ltd. (A)	9,718	130,221
Tiptree, Inc.	4,486	29,159
Tokio Marine Holdings, Inc.	114,814	5,410,240
Torchmark Corp.	17,067	1,500,531
Trupanion, Inc. (A)(C)	2,901	110,789
Tryg A/S	23,981	589,752
United Fire Group, Inc.	2,421	119,912
United Insurance Holdings Corp.	2,562	53,366
Universal Insurance Holdings, Inc.	3,713	165,600
Unum Group	30,910	1,139,961
W.R. Berkley Corp.	25,149	1,968,161
Willis Towers Watson PLC	20,060	2,954,236
XL Group, Ltd.	39,319	2,256,517
ZhongAn Online P&C Insurance
Company, Ltd., H Shares (A)(B)(C)	20,700	88,849
Zurich Insurance Group AG	20,078	6,112,336
		259,524,629
Mortgage real estate investment trusts – 0.0%
AG Mortgage Investment Trust, Inc.	3,382	63,582
Anworth Mortgage Asset Corp.	12,028	58,697

The accompanying notes are an integral part of the financial statements.	85

John Hancock Funds II
Portfolio of Investments — August 31, 2018 (showing percentage of total net assets)

Strategic Equity Allocation Fund (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Mortgage real estate investment trusts (continued)
Apollo Commercial Real Estate
Finance, Inc.	14,271	$277,286
Arbor Realty Trust, Inc.	6,330	77,606
Ares Commercial Real Estate Corp.	3,651	53,378
ARMOUR Residential REIT, Inc.	4,473	105,205
Blackstone Mortgage Trust, Inc., Class A	11,236	382,698
Capstead Mortgage Corp.	10,223	85,873
Cherry Hill Mortgage Investment Corp.	1,816	33,778
Colony Credit Real Estate, Inc.	9,876	198,310
Dynex Capital, Inc.	7,469	47,876
Exantas Capital Corp.	4,144	49,106
Granite Point Mortgage Trust, Inc.	4,848	92,791
Great Ajax Corp.	2,818	38,438
Hannon Armstrong Sustainable
Infrastructure Capital, Inc.	6,126	132,077
Invesco Mortgage Capital, Inc.	12,542	203,557
KKR Real Estate Finance Trust, Inc.	1,584	33,581
Ladder Capital Corp.	9,851	171,112
MTGE Investment Corp.	4,662	91,375
New York Mortgage Trust, Inc.	13,794	88,282
Orchid Island Capital, Inc.	6,763	53,698
PennyMac Mortgage Investment Trust	6,639	132,647
Redwood Trust, Inc.	8,345	141,698
Sutherland Asset Management Corp.	2,240	38,416
TPG RE Finance Trust, Inc.	3,599	74,319
Two Harbors Investment Corp.	8,529	133,223
Western Asset Mortgage Capital Corp.	5,033	56,017
		2,914,626
Thrifts and mortgage finance – 0.1%
BankFinancial Corp.	2,244	35,792
Beneficial Bancorp, Inc.	8,116	142,842
BofI Holding, Inc. (A)(C)	6,870	255,839
BSB Bancorp, Inc. (A)	1,208	40,226
Capitol Federal Financial, Inc.	14,537	192,034
Charter Financial Corp.	1,653	41,176
Columbia Financial, Inc. (A)	5,917	100,175
Dime Community Bancshares, Inc.	3,992	72,455
Entegra Financial Corp. (A)	1,091	30,003
Essent Group, Ltd. (A)	11,303	490,098
Federal Agricultural Mortgage Corp.,
Class C	1,043	80,384
First Defiance Financial Corp.	2,322	74,281
Flagstar Bancorp, Inc. (A)	3,302	109,131
FS Bancorp, Inc.	499	29,107
Hingham Institution for Savings	163	35,373
Home Bancorp, Inc.	1,050	48,038
HomeStreet, Inc. (A)	3,021	88,968
Kearny Financial Corp.	11,599	158,906
LendingTree, Inc. (A)(C)	2,981	755,236
Merchants Bancorp	1,971	51,463
Meridian Bancorp, Inc.	5,657	101,260
Meta Financial Group, Inc.	1,123	97,252
MGIC Investment Corp. (A)	43,923	558,701
New York Community Bancorp, Inc.	128,307	1,381,866
NMI Holdings, Inc., Class A (A)	7,446	160,834
Northfield Bancorp, Inc.	5,503	89,589
Northwest Bancshares, Inc.	10,839	197,487
OceanFirst Financial Corp.	5,524	161,301
Ocwen Financial Corp. (A)	14,431	60,322
OP Bancorp (A)(C)	2,277	27,552
Oritani Financial Corp.	5,002	81,032
PCSB Financial Corp.	2,315	47,504
PennyMac Financial Services, Inc.,
Class A	2,391	50,570
PHH Corp. (A)	4,298	46,633
Strategic Equity Allocation Fund (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Thrifts and mortgage finance (continued)
Provident Financial Services, Inc.	7,147	$180,319
Radian Group, Inc.	25,492	518,252
Riverview Bancorp, Inc.	3,176	31,284
SI Financial Group, Inc.	2,261	31,315
Southern Missouri Bancorp, Inc.	1,016	40,640
Sterling Bancorp, Inc.	2,573	31,519
Territorial Bancorp, Inc.	1,240	37,051
Timberland Bancorp, Inc.	1,013	35,972
TrustCo Bank Corp.	11,640	107,670
United Community Financial Corp.	6,021	62,317
United Financial Bancorp, Inc.	6,216	110,458
Walker & Dunlop, Inc.	3,263	177,834
Washington Federal, Inc.	31,744	1,082,470
Waterstone Financial, Inc.	3,129	52,880
Western New England Bancorp, Inc.	3,961	42,185
WMIH Corp. (A)	69,400	104,794
WSFS Financial Corp.	3,547	173,094
		8,713,484
		1,231,494,298
Health care – 11.6%
Biotechnology – 1.9%
3SBio, Inc. (B)	174,100	332,381
AbbVie, Inc.	231,816	22,249,700
Abeona Therapeutics, Inc. (A)(C)	3,824	58,890
ACADIA Pharmaceuticals, Inc. (A)(C)	11,879	168,919
Acceleron Pharma, Inc. (A)	4,664	251,949
Achaogen, Inc. (A)(C)	4,180	22,112
Achillion Pharmaceuticals, Inc. (A)	17,353	59,868
Acorda Therapeutics, Inc. (A)	5,308	152,870
Adamas Pharmaceuticals, Inc. (A)(C)	2,686	61,859
Aduro Biotech, Inc. (A)	8,188	60,591
Adverum Biotechnologies, Inc. (A)	7,267	55,229
Agenus, Inc. (A)(C)	11,212	24,779
Aimmune Therapeutics, Inc. (A)	5,252	146,583
Akebia Therapeutics, Inc. (A)	6,541	53,702
Albireo Pharma, Inc. (A)	1,221	42,222
Alder Biopharmaceuticals, Inc. (A)	7,093	128,383
Alexion Pharmaceuticals, Inc. (A)	34,758	4,248,818
AMAG Pharmaceuticals, Inc. (A)	4,197	102,407
Amgen, Inc.	103,012	20,582,828
Amicus Therapeutics, Inc. (A)	22,607	304,742
AnaptysBio, Inc. (A)	2,226	197,313
Apellis Pharmaceuticals, Inc. (A)	4,442	85,997
Arbutus Biopharma Corp. (A)(C)	4,658	42,388
Arena Pharmaceuticals, Inc. (A)	5,982	232,341
ArQule, Inc. (A)	10,832	71,816
Array BioPharma, Inc. (A)	24,269	377,868
Arrowhead Pharmaceuticals, Inc. (A)	10,417	153,755
Atara Biotherapeutics, Inc. (A)	4,884	200,000
Athenex, Inc. (A)(C)	5,239	86,077
Athersys, Inc. (A)(C)	15,516	31,963
Audentes Therapeutics, Inc. (A)	3,879	141,196
AVEO Pharmaceuticals, Inc. (A)(C)	14,141	42,282
Avid Bioservices, Inc. (A)(C)	6,689	48,963
Bellicum Pharmaceuticals, Inc. (A)(C)	5,365	38,789
BioCryst Pharmaceuticals, Inc. (A)	12,317	88,190
Biogen, Inc. (A)	32,070	11,336,424
Biohaven Pharmaceutical Holding
Company, Ltd. (A)	3,326	125,922
BioSpecifics Technologies Corp. (A)	856	45,916
BioTime, Inc. (A)(C)	12,933	35,566
Blueprint Medicines Corp. (A)	4,946	379,210
Cara Therapeutics, Inc. (A)(C)	3,410	68,780
CareDx, Inc. (A)	4,016	97,629

The accompanying notes are an integral part of the financial statements.	86

John Hancock Funds II
Portfolio of Investments — August 31, 2018 (showing percentage of total net assets)

Strategic Equity Allocation Fund (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Biotechnology (continued)
CASI Pharmaceuticals, Inc. (A)	6,238	$43,354
Catalyst Pharmaceuticals, Inc. (A)	12,372	41,694
Celgene Corp. (A)	107,557	10,158,759
Celltrion, Inc. (A)	4,428	1,074,949
Cellular Biomedicine Group, Inc. (A)	1,541	32,746
ChemoCentryx, Inc. (A)	2,882	37,985
Chimerix, Inc. (A)	6,787	27,080
Clovis Oncology, Inc. (A)	5,710	204,133
Coherus Biosciences, Inc. (A)	5,749	115,842
Concert Pharmaceuticals, Inc. (A)	2,756	43,462
Corbus Pharmaceuticals
Holdings, Inc. (A)(C)	6,901	40,371
CSL, Ltd.	72,308	11,853,914
Cue Biopharma, Inc. (A)	2,555	24,579
Cytokinetics, Inc. (A)	6,020	47,558
CytomX Therapeutics, Inc. (A)	4,707	105,860
Deciphera Pharmaceuticals, Inc. (A)	996	36,842
Denali Therapeutics, Inc. (A)(C)	2,233	43,834
Dicerna Pharmaceuticals, Inc. (A)	5,491	87,032
Dyax Corp. (A)(D)	25,454	100,543
Dynavax Technologies Corp. (A)	7,542	104,457
Eagle Pharmaceuticals, Inc. (A)(C)	1,250	86,413
Editas Medicine, Inc. (A)	5,528	181,484
Emergent BioSolutions, Inc. (A)	5,325	330,150
Enanta Pharmaceuticals, Inc. (A)	1,999	181,769
Epizyme, Inc. (A)	6,441	76,004
Esperion Therapeutics, Inc. (A)(C)	2,794	138,275
Exelixis, Inc. (A)	73,789	1,386,495
Fate Therapeutics, Inc. (A)(C)	6,226	80,253
FibroGen, Inc. (A)	8,886	543,379
Five Prime Therapeutics, Inc. (A)	4,196	58,744
Flexion Therapeutics, Inc. (A)(C)	4,115	94,234
G1 Therapeutics, Inc. (A)	2,473	150,062
Genmab A/S (A)	11,521	1,999,538
Genomic Health, Inc. (A)	2,511	153,598
Geron Corp. (A)(C)	19,633	112,497
Gilead Sciences, Inc.	202,405	15,328,131
Global Blood Therapeutics, Inc. (A)	6,000	293,700
GlycoMimetics, Inc. (A)(C)	4,173	61,427
Grifols SA	45,051	1,324,604
Halozyme Therapeutics, Inc. (A)	14,995	276,058
Heron Therapeutics, Inc. (A)(C)	7,617	293,635
Homology Medicines, Inc. (A)(C)	1,458	24,276
ImmunoGen, Inc. (A)	15,454	157,476
Immunomedics, Inc. (A)(C)	15,633	418,339
Incyte Corp. (A)	26,120	1,930,529
Inovio Pharmaceuticals, Inc. (A)	10,950	57,597
Insmed, Inc. (A)	9,203	183,416
Insys Therapeutics, Inc. (A)(C)	3,651	34,137
Intellia Therapeutics, Inc. (A)(C)	4,060	125,576
Intercept Pharmaceuticals, Inc. (A)	2,623	293,251
Intrexon Corp. (A)(C)	8,452	129,992
Invitae Corp. (A)	8,037	119,028
Iovance Biotherapeutics, Inc. (A)	9,935	175,850
Ironwood Pharmaceuticals, Inc. (A)	16,582	319,038
Kadmon Holdings, Inc. (A)	9,305	40,105
Karyopharm Therapeutics, Inc. (A)	5,925	124,721
Keryx Biopharmaceuticals, Inc. (A)	12,359	42,144
Kindred Biosciences, Inc. (A)	3,718	55,398
Kura Oncology, Inc. (A)	3,114	63,837
La Jolla Pharmaceutical Company (A)(C)	2,687	61,908
Lexicon Pharmaceuticals, Inc. (A)(C)	5,522	63,890
Ligand Pharmaceuticals, Inc. (A)	2,474	642,473
Loxo Oncology, Inc. (A)	3,153	532,794
MacroGenics, Inc. (A)	4,855	106,179

Strategic Equity Allocation Fund (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Biotechnology (continued)
Madrigal Pharmaceuticals, Inc. (A)(C)	692	$165,533
MannKind Corp. (A)	18,632	20,495
MediciNova, Inc. (A)	5,107	62,152
Medy-Tox, Inc.	225	135,439
Mersana Therapeutics, Inc. (A)	1,761	24,566
MiMedx Group, Inc. (A)(C)	13,263	70,294
Minerva Neurosciences, Inc. (A)	4,311	44,834
Miragen Therapeutics, Inc. (A)(C)	3,548	22,033
Mirati Therapeutics, Inc. (A)	2,187	123,675
Momenta Pharmaceuticals, Inc. (A)	9,225	244,463
Myriad Genetics, Inc. (A)	7,764	386,570
Natera, Inc. (A)	3,651	100,914
Novavax, Inc. (A)(C)	47,687	74,392
OPKO Health, Inc. (A)(C)	38,628	228,678
Ovid therapeutics, Inc. (A)	1,890	12,606
Palatin Technologies, Inc. (A)	26,124	26,385
PDL BioPharma, Inc. (A)	19,055	46,113
Pieris Pharmaceuticals, Inc. (A)(C)	6,925	38,365
PolarityTE, Inc. (A)	1,178	33,667
Portola Pharmaceuticals, Inc. (A)	7,813	233,218
Progenics Pharmaceuticals, Inc. (A)	9,347	73,187
Prothena Corp. PLC (A)	5,116	77,866
PTC Therapeutics, Inc. (A)	5,428	226,565
Puma Biotechnology, Inc. (A)	3,491	153,429
Radius Health, Inc. (A)	4,943	101,678
Regeneron Pharmaceuticals, Inc. (A)	11,703	4,760,195
REGENXBIO, Inc. (A)	3,396	239,248
Repligen Corp. (A)	4,719	258,979
Retrophin, Inc. (A)	4,854	153,823
Rhythm Pharmaceuticals, Inc. (A)	1,555	48,983
Rigel Pharmaceuticals, Inc. (A)	21,322	72,708
Rocket Pharmaceuticals, Inc. (A)	2,635	62,845
Sangamo Therapeutics, Inc. (A)	12,194	222,541
Savara, Inc. (A)	3,279	38,561
Selecta Biosciences, Inc. (A)(C)	2,622	35,554
Shire PLC	132,847	7,770,345
SillaJen, Inc. (A)	2,712	186,075
Solid Biosciences, Inc. (A)	1,132	48,302
Sorrento Therapeutics, Inc. (A)(C)	10,628	58,985
Spark Therapeutics, Inc. (A)	3,766	232,023
Spectrum Pharmaceuticals, Inc. (A)	11,865	255,453
Stemline Therapeutics, Inc. (A)	3,580	61,218
Synergy Pharmaceuticals, Inc. (A)(C)	32,362	63,106
Syros Pharmaceuticals, Inc. (A)	3,294	40,483
T2 Biosystems, Inc. (A)	3,708	24,213
TaiMed Biologics, Inc. (A)	27,000	201,295
TG Therapeutics, Inc. (A)	7,316	92,913
Ultragenyx Pharmaceutical, Inc. (A)	5,602	474,657
United Therapeutics Corp. (A)	11,393	1,401,225
Vanda Pharmaceuticals, Inc. (A)	6,246	120,704
Veracyte, Inc. (A)	3,440	43,482
Verastem, Inc. (A)(C)	6,706	66,792
Vericel Corp. (A)	4,612	56,266
Vertex Pharmaceuticals, Inc. (A)	40,162	7,405,873
Viking Therapeutics, Inc. (A)	5,382	70,343
ViroMed Company, Ltd. (A)	721	153,626
Vital Therapies, Inc. (A)(C)	4,079	32,836
Voyager Therapeutics, Inc. (A)(C)	2,725	59,242
Xencor, Inc. (A)	5,544	231,684
Zafgen, Inc. (A)	3,047	29,007
ZIOPHARM Oncology, Inc. (A)(C)	17,148	50,072
		143,965,389
Health care equipment and supplies – 2.3%
Abbott Laboratories	262,582	17,550,981
ABIOMED, Inc. (A)	6,752	2,745,228

The accompanying notes are an integral part of the financial statements.	87

John Hancock Funds II
Portfolio of Investments — August 31, 2018 (showing percentage of total net assets)

Strategic Equity Allocation Fund (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Health care equipment and supplies (continued)
Accuray, Inc. (A)	11,007	$44,028
Align Technology, Inc. (A)	10,557	4,080,175
AngioDynamics, Inc. (A)	4,384	98,289
Anika Therapeutics, Inc. (A)	1,796	74,336
Antares Pharma, Inc. (A)	19,301	68,326
AtriCure, Inc. (A)	4,066	140,480
Atrion Corp.	168	110,048
Avanos Medical, Inc. (A)	17,827	1,285,327
AxoGen, Inc. (A)	3,941	172,813
Baxter International, Inc.	75,181	5,591,211
Becton, Dickinson and Company	39,975	10,468,253
BioMerieux	6,940	610,900
Boston Scientific Corp. (A)	209,537	7,451,136
Cantel Medical Corp.	9,276	899,772
Cardiovascular Systems, Inc. (A)	3,938	151,731
Cerus Corp. (A)	15,634	121,633
Cochlear, Ltd.	9,176	1,426,838
Coloplast A/S, B Shares	22,285	2,389,608
CONMED Corp.	2,972	239,038
ConvaTec Group PLC (B)	198,419	550,592
CryoLife, Inc. (A)	4,235	146,955
CryoPort, Inc. (A)(C)	3,114	44,219
Cutera, Inc. (A)	1,642	55,828
CYBERDYNE, Inc. (A)(C)	18,600	146,294
CytoSorbents Corp. (A)	3,551	52,022
Danaher Corp.	92,857	9,614,414
DENTSPLY SIRONA, Inc.	37,918	1,513,687
Edwards Lifesciences Corp. (A)	31,171	4,496,105
Endologix, Inc. (A)	10,638	24,467
Essilor International Cie Generale
d’Optique SA	35,015	5,059,474
Fisher & Paykel Healthcare Corp., Ltd.	58,807	637,783
GenMark Diagnostics, Inc. (A)	6,684	57,215
Glaukos Corp. (A)	3,962	270,882
Globus Medical, Inc., Class A (A)	27,613	1,470,945
Haemonetics Corp. (A)	19,978	2,230,344
Hartalega Holdings BHD	74,000	127,483
Heska Corp. (A)	796	85,172
Hill-Rom Holdings, Inc.	17,341	1,686,759
Hologic, Inc. (A)	37,545	1,492,789
Hoya Corp.	64,100	3,745,361
ICU Medical, Inc. (A)	3,987	1,220,022
IDEXX Laboratories, Inc. (A)	13,178	3,347,739
Inogen, Inc. (A)	2,084	552,072
Integer Holdings Corp. (A)	3,683	294,272
Integra LifeSciences Holdings Corp. (A)	18,457	1,097,638
IntriCon Corp. (A)	770	56,903
Intuitive Surgical, Inc. (A)	16,790	9,402,400
Invacare Corp.	4,034	61,317
iRhythm Technologies, Inc. (A)	2,830	263,445
K2M Group Holdings, Inc. (A)	4,994	136,536
Koninklijke Philips NV	95,320	4,259,101
Lantheus Holdings, Inc. (A)	4,513	72,659
LeMaitre Vascular, Inc.	1,953	73,257
LivaNova PLC (A)	17,143	2,152,304
Masimo Corp. (A)	12,465	1,469,499
Medtronic PLC	203,056	19,576,629
Meridian Bioscience, Inc.	5,246	82,362
Merit Medical Systems, Inc. (A)	5,811	341,977
Natus Medical, Inc. (A)	3,823	142,598
Neogen Corp. (A)	5,947	555,688
Nevro Corp. (A)	3,420	230,576
Novocure, Ltd. (A)	8,541	384,772
NuVasive, Inc. (A)	19,503	1,368,916
Nuvectra Corp. (A)	1,877	43,809

Strategic Equity Allocation Fund (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Health care equipment and supplies (continued)
NxStage Medical, Inc. (A)	7,729	$219,040
Olympus Corp.	49,306	2,006,009
OraSure Technologies, Inc. (A)	7,262	116,265
Orthofix Medical, Inc. (A)	2,079	111,351
OrthoPediatrics Corp. (A)	966	33,636
Oxford Immunotec Global PLC (A)	3,391	49,916
Quidel Corp. (A)	3,885	298,679
ResMed, Inc.	19,823	2,208,480
Rockwell Medical, Inc. (A)(C)	6,790	33,339
RTI Surgical, Inc. (A)	8,047	36,010
Senseonics Holdings, Inc. (A)	8,868	36,181
Shandong Weigao Group Medical Polymer
Company, Ltd., H Shares	236,500	224,038
Siemens Healthineers AG (A)(B)	16,027	728,342
Sientra, Inc. (A)	2,810	70,587
Smith & Nephew PLC	127,317	2,246,882
Sonova Holding AG	7,212	1,367,880
STAAR Surgical Company (A)	4,973	237,212
STERIS PLC	22,140	2,533,259
Straumann Holding AG	1,343	1,069,928
Stryker Corp.	47,168	7,991,674
Surmodics, Inc. (A)	1,582	124,583
Sysmex Corp.	28,300	2,454,073
Tactile Systems Technology, Inc. (A)	2,067	139,874
Tandem Diabetes Care, Inc. (A)	5,311	242,660
Teleflex, Inc.	11,916	2,948,376
Terumo Corp.	50,873	2,804,533
The Cooper Companies, Inc.	6,962	1,780,740
Top Glove Corp. BHD	39,200	106,211
TransEnterix, Inc. (A)(C)	18,699	108,454
Utah Medical Products, Inc.	454	41,246
Varex Imaging Corp. (A)	4,539	142,525
Varian Medical Systems, Inc. (A)	12,982	1,454,244
ViewRay, Inc. (A)	6,172	62,214
West Pharmaceutical Services, Inc.	19,251	2,253,330
William Demant Holding A/S (A)	19,184	782,053
Wright Medical Group NV (A)	12,650	366,597
Zimmer Biomet Holdings, Inc.	29,103	3,598,004
		177,443,857
Health care providers and services – 2.0%
Acadia Healthcare Company, Inc. (A)	21,470	891,649
Addus HomeCare Corp. (A)	904	58,670
Aetna, Inc.	48,118	9,636,592
Alfresa Holdings Corp.	31,900	799,624
Amedisys, Inc. (A)	3,384	423,034
American Renal Associates
Holdings, Inc. (A)	1,815	39,839
AmerisourceBergen Corp.	24,758	2,227,477
AMN Healthcare Services, Inc. (A)	5,558	324,031
Anthem, Inc.	38,523	10,198,194
Apollo Medical Holdings, Inc. (A)(C)	2,999	45,735
Bangkok Dusit Medical Services PCL	37,100	29,766
Bangkok Dusit Medical Services PCL,
Foreign Quota Shares	207,012	166,091
BioScrip, Inc. (A)(C)	16,535	47,952
BioTelemetry, Inc. (A)	3,860	238,548
Brookdale Senior Living, Inc. (A)	22,536	223,557
Bumrungrad Hospital PCL	10,600	58,768
Bumrungrad Hospital PCL, Foreign
Quota Shares	25,400	140,820
Capital Senior Living Corp. (A)	3,352	29,732
Cardinal Health, Inc.	48,671	2,540,139
Celltrion Healthcare Company, Ltd. (A)	1,828	148,544
Centene Corp. (A)	30,199	4,423,550
Chemed Corp.	4,170	1,349,162

The accompanying notes are an integral part of the financial statements.	88

John Hancock Funds II
Portfolio of Investments — August 31, 2018 (showing percentage of total net assets)

Strategic Equity Allocation Fund (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Health care providers and services (continued)
Cigna Corp.	37,212	$7,008,508
Civitas Solutions, Inc. (A)	2,061	32,976
Community Health Systems, Inc. (A)	11,477	44,531
CorVel Corp. (A)	1,103	65,573
Cross Country Healthcare, Inc. (A)	4,450	44,545
CVS Health Corp.	151,224	11,378,094
DaVita, Inc. (A)	20,327	1,408,458
Diplomat Pharmacy, Inc. (A)	6,756	139,579
Encompass Health Corp.	25,855	2,109,509
Envision Healthcare Corp. (A)	15,968	724,308
Express Scripts Holding Company (A)	83,436	7,344,037
Fresenius Medical Care AG &
Company KGaA	23,354	2,363,674
Fresenius SE & Company KGaA	45,077	3,442,555
HCA Healthcare, Inc.	41,864	5,614,381
HealthEquity, Inc. (A)	6,400	602,944
Healthscope, Ltd.	276,992	437,027
Henry Schein, Inc. (A)	22,489	1,746,946
Humana, Inc.	20,949	6,981,464
IHH Healthcare BHD	116,509	157,923
Laboratory Corp. of America Holdings (A)	14,735	2,547,239
LHC Group, Inc. (A)	3,646	360,699
Life Healthcare Group Holdings, Ltd.	53,790	97,587
LifePoint Health, Inc. (A)	14,344	923,754
Magellan Health, Inc. (A)	2,903	213,371
McKesson Corp.	30,875	3,975,156
Mediclinic International PLC	52,801	338,132
Medipal Holdings Corp.	29,000	584,868
MEDNAX, Inc. (A)	24,724	1,170,681
Molina Healthcare, Inc. (A)	12,427	1,714,926
National HealthCare Corp.	1,420	109,439
National Research Corp.	1,349	52,813
Netcare, Ltd.	41,992	83,787
NMC Health PLC	15,167	773,346
Odontoprev SA	38,400	123,503
Owens & Minor, Inc.	7,414	125,890
Patterson Companies, Inc.	31,101	701,328
PetIQ, Inc. (A)(C)	1,320	51,691
Quest Diagnostics, Inc.	19,871	2,185,413
R1 RCM, Inc. (A)	12,253	122,162
RadNet, Inc. (A)	4,741	65,663
Ramsay Health Care, Ltd.	22,606	906,186
Ryman Healthcare, Ltd.	42,567	396,740
Select Medical Holdings Corp. (A)	12,832	254,074
Shanghai Pharmaceuticals Holding
Company, Ltd., H Shares	121,500	319,156
Sinopharm Group Company, Ltd.,
H Shares	157,200	782,294
Sonic Healthcare, Ltd.	63,965	1,207,500
Surgery Partners, Inc. (A)(C)	2,420	41,987
Suzuken Company, Ltd.	12,300	558,550
Tenet Healthcare Corp. (A)	31,268	1,054,357
The Ensign Group, Inc.	5,848	228,481
The Providence Service Corp. (A)	1,355	90,975
Tivity Health, Inc. (A)	4,759	163,710
Triple-S Management Corp., Class B (A)	2,605	56,711
UnitedHealth Group, Inc.	143,898	38,630,857
Universal Health Services, Inc., Class B	14,349	1,867,666
US Physical Therapy, Inc.	1,464	183,366
WellCare Health Plans, Inc. (A)	12,856	3,889,840
		152,642,404
Health care technology – 0.1%
Alibaba Health Information
Technology, Ltd. (A)	463,400	469,575
Allscripts Healthcare Solutions, Inc. (A)	67,651	988,381

Strategic Equity Allocation Fund (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Health care technology (continued)
Castlight Health, Inc., B Shares (A)(C)	10,179	$30,537
Cerner Corp. (A)	44,548	2,900,520
Computer Programs & Systems, Inc. (C)	1,461	39,885
Evolent Health, Inc., Class A (A)(C)	8,088	206,244
HealthStream, Inc.	3,113	98,775
HMS Holdings Corp. (A)	9,870	316,334
Inovalon Holdings, Inc., Class A (A)(C)	8,374	92,114
Inspire Medical Systems, Inc. (A)(C)	995	54,715
M3, Inc.	35,700	1,572,644
Medidata Solutions, Inc. (A)	22,325	1,897,179
Nextgen Healthcare, Inc. (A)	6,325	144,779
Omnicell, Inc. (A)	4,542	312,263
Simulations Plus, Inc.	1,497	31,212
Tabula Rasa HealthCare, Inc. (A)	2,055	180,162
Teladoc Health, Inc. (A)	7,349	569,915
Vocera Communications, Inc. (A)	3,544	117,519
		10,022,753
Life sciences tools and services – 0.6%
Accelerate Diagnostics, Inc. (A)(C)	3,252	79,999
Agilent Technologies, Inc.	49,706	3,357,143
Bio-Rad Laboratories, Inc., Class A (A)	5,300	1,724,090
Bio-Techne Corp.	9,831	1,889,223
Cambrex Corp. (A)	3,930	264,882
Charles River Laboratories
International, Inc. (A)	12,536	1,548,321
Codexis, Inc. (A)	6,106	105,023
Enzo Biochem, Inc. (A)	6,107	28,031
Eurofins Scientific SE	1,924	1,087,530
Genscript Biotech Corp. (A)	98,000	211,296
Harvard Bioscience, Inc. (A)	4,847	28,840
Illumina, Inc. (A)	22,263	7,899,580
IQVIA Holdings, Inc. (A)	23,167	2,944,294
Lonza Group AG (A)	9,742	3,135,716
Luminex Corp.	4,904	138,342
Medpace Holdings, Inc. (A)	1,451	86,755
Mettler-Toledo International, Inc. (A)	3,807	2,225,039
NanoString Technologies, Inc. (A)	2,946	47,637
NeoGenomics, Inc. (A)	6,786	93,986
Pacific Biosciences of
California, Inc. (A)(C)	15,375	76,721
PerkinElmer, Inc.	16,600	1,534,338
PRA Health Sciences, Inc. (A)	13,244	1,398,566
QIAGEN NV (A)	24,620	954,514
Samsung Biologics Company, Ltd. (A)(B)	879	365,627
Syneos Health, Inc. (A)	21,159	1,054,776
Thermo Fisher Scientific, Inc.	59,916	14,325,916
Waters Corp. (A)	11,453	2,170,114
Wuxi Biologics Cayman, Inc. (A)(B)	64,500	637,550
		49,413,849
Pharmaceuticals – 4.7%
Aclaris Therapeutics, Inc. (A)(C)	3,402	54,160
Aerie Pharmaceuticals, Inc. (A)	4,245	260,431
Akcea Therapeutics, Inc. (A)(C)	1,610	42,520
Akorn, Inc. (A)	35,802	561,733
Allergan PLC	54,793	10,504,366
Amneal Pharmaceuticals, Inc. (A)	10,424	240,794
Amphastar Pharmaceuticals, Inc. (A)	4,465	84,746
Ampio Pharmaceuticals, Inc. (A)(C)	9,961	6,265
ANI Pharmaceuticals, Inc. (A)	987	57,443
Aratana Therapeutics, Inc. (A)	6,162	32,659
Aspen Pharmacare Holdings, Ltd.	15,396	305,199
Assembly Biosciences, Inc. (A)	2,071	82,840
Assertio Therapeutics, Inc. (A)	7,500	47,850
Astellas Pharma, Inc.	331,100	5,613,337

The accompanying notes are an integral part of the financial statements.	89

John Hancock Funds II
Portfolio of Investments — August 31, 2018 (showing percentage of total net assets)

Strategic Equity Allocation Fund (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Pharmaceuticals (continued)
AstraZeneca PLC	184,939	$13,958,041
Aurora Cannabis, Inc. (A)(C)	103,654	698,970
Australis Capital, Inc. (A)(D)	3,049	467
Bausch Health Companies, Inc. (A)	49,742	1,148,831
Bayer AG	97,156	9,067,017
Bristol-Myers Squibb Company	262,750	15,909,513
Catalent, Inc. (A)	37,496	1,567,333
Celltrion Pharm, Inc. (A)	811	58,389
China Medical System Holdings, Ltd.	189,000	313,258
China Resources Pharmaceutical
Group, Ltd. (B)	197,500	316,057
China Traditional Chinese Medicine
Holdings Company, Ltd.	286,000	208,623
Chugai Pharmaceutical Company, Ltd.	37,900	2,195,463
Clearside Biomedical, Inc. (A)	3,657	24,904
Collegium Pharmaceutical, Inc. (A)(C)	3,603	61,611
Corcept Therapeutics, Inc. (A)	11,711	175,899
Corium International, Inc. (A)(C)	3,666	35,780
CSPC Pharmaceutical Group, Ltd.	619,300	1,564,169
Cymabay Therapeutics, Inc. (A)	7,172	97,754
Daiichi Sankyo Company, Ltd.	95,400	3,723,623
Dermira, Inc. (A)	4,605	43,840
Dova Pharmaceuticals, Inc. (A)	1,503	38,251
Durect Corp. (A)	20,748	27,180
Eisai Company, Ltd.	42,454	3,844,500
Eli Lilly & Company	153,826	16,251,717
Eloxx Pharmaceuticals, Inc. (A)	2,766	50,673
Endo International PLC (A)	26,705	457,991
Endocyte, Inc. (A)	7,769	153,205
GlaxoSmithKline PLC	724,148	14,666,075
H Lundbeck A/S	12,903	759,860
Hanmi Pharm Company, Ltd.	334	149,241
Hanmi Science Company, Ltd.	693	54,084
Hisamitsu Pharmaceutical Company, Inc.	9,700	708,590
Horizon Pharma PLC (A)	19,752	417,557
Hypera SA	51,179	344,284
Innoviva, Inc. (A)	8,361	121,402
Intersect ENT, Inc. (A)	3,569	104,572
Intra-Cellular Therapies, Inc. (A)	5,426	119,046
Ipsen SA	6,340	1,129,808
Johnson & Johnson	429,097	57,795,075
Kalbe Farma Tbk PT	2,475,610	226,109
Kyowa Hakko Kirin Company, Ltd.	43,928	779,211
Lannett Company, Inc. (A)(C)	3,630	19,421
Luye Pharma Group, Ltd. (B)	144,000	135,680
Mallinckrodt PLC (A)	31,530	1,086,524
Marinus Pharmaceuticals, Inc. (A)	4,619	32,980
Merck & Company, Inc.	434,177	29,780,200
Merck KGaA	14,024	1,473,618
Mitsubishi Tanabe Pharma Corp.	42,800	713,861
Mylan NV (A)	81,663	3,195,473
MyoKardia, Inc. (A)	3,648	224,899
Nektar Therapeutics (A)	24,248	1,612,250
Novartis AG	291,139	24,153,506
Novo Nordisk A/S, B Shares	330,550	16,271,707
Ocular Therapeutix, Inc. (A)	4,484	30,267
Omeros Corp. (A)(C)	5,547	143,556
Ono Pharmaceutical Company, Ltd.	64,400	1,692,026
Optinose, Inc. (A)	2,078	30,900
Orion OYJ, Class B	14,885	547,419
Otsuka Holdings Company, Ltd.	65,500	3,072,932
Pacira Pharmaceuticals, Inc. (A)	4,815	227,027
Paratek Pharmaceuticals, Inc. (A)(C)	4,183	42,876
Perrigo Company PLC	21,242	1,625,225
Pfizer, Inc.	938,413	38,962,908

Strategic Equity Allocation Fund (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Pharmaceuticals (continued)
Phibro Animal Health Corp., Class A	2,404	$113,469
Prestige Consumer Healthcare, Inc. (A)	20,257	779,895
Reata Pharmaceuticals, Inc.,
Class A (A)(C)	1,927	166,416
Recordati SpA	7,335	256,959
Revance Therapeutics, Inc. (A)	4,071	111,545
Richter Gedeon Nyrt	23,761	466,580
Roche Holding AG	91,930	22,794,371
Sanofi	190,310	16,342,559
Santen Pharmaceutical Company, Ltd.	62,000	954,798
Shanghai Fosun Pharmaceutical Group
Company, Ltd., H Shares	74,800	302,439
Shionogi & Company, Ltd.	47,363	2,752,637
Sienna Biopharmaceuticals, Inc. (A)(C)	2,177	36,269
SIGA Technologies, Inc. (A)	6,682	54,993
Sihuan Pharmaceutical Holdings
Group, Ltd.	476,800	105,797
Sino Biopharmaceutical, Ltd.	881,750	1,117,538
SSY Group, Ltd.	190,000	176,782
Sumitomo Dainippon Pharma
Company, Ltd.	27,000	574,536
Supernus Pharmaceuticals, Inc. (A)	5,825	258,048
Taisho Pharmaceutical Holdings
Company, Ltd.	6,100	661,188
Takeda Pharmaceutical Company, Ltd.	119,892	4,994,840
Teva Pharmaceutical Industries, Ltd.	7,600	174,372
Teva Pharmaceutical Industries, Ltd., ADR	43,836	1,004,283
The Medicines Company (A)(C)	8,221	325,634
TherapeuticsMD, Inc. (A)(C)	20,413	132,276
Theravance Biopharma, Inc. (A)(C)	5,278	152,904
Tong Ren Tang Technologies
Company, Ltd., H Shares	71,000	103,035
UCB SA	18,575	1,700,343
Vifor Pharma AG	5,944	1,094,622
WaVe Life Sciences, Ltd. (A)	2,143	114,222
Yuhan Corp.	455	97,676
Zoetis, Inc.	79,487	7,201,522
Zogenix, Inc. (A)	4,208	203,246
		357,663,365
		891,151,617
Industrials – 11.9%
Aerospace and defense – 2.3%
AAR Corp.	3,779	176,366
Aerojet Rocketdyne Holdings, Inc. (A)	8,272	290,430
Aerovironment, Inc. (A)	2,506	220,428
Airbus SE	97,934	12,089,042
Arconic, Inc.	95,009	2,126,301
Aselsan Elektronik Sanayi Ve Ticaret AS	13,902	54,858
Astronics Corp. (A)	2,565	111,603
AviChina Industry & Technology
Company, Ltd., H Shares	267,300	155,095
Axon Enterprise, Inc. (A)	6,210	423,895
BAE Systems PLC	464,677	3,656,534
Bombardier, Inc., Class B (A)	334,003	1,103,106
CAE, Inc.	44,746	893,206
Cubic Corp.	2,987	226,116
Curtiss-Wright Corp.	11,567	1,549,400
Dassault Aviation SA	414	770,054
Ducommun, Inc. (A)	1,349	54,891
Elbit Systems, Ltd.	1,289	166,134
Embraer SA	97,608	469,696
Engility Holdings, Inc. (A)	2,212	76,779
Esterline Technologies Corp. (A)	9,873	848,584
General Dynamics Corp.	58,880	11,387,392

The accompanying notes are an integral part of the financial statements.	90

John Hancock Funds II
Portfolio of Investments — August 31, 2018 (showing percentage of total net assets)

Strategic Equity Allocation Fund (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Aerospace and defense (continued)
Harris Corp.	25,940	$4,215,509
Huntington Ingalls Industries, Inc.	10,928	2,671,568
KLX, Inc. (A)	19,195	1,417,359
Korea Aerospace Industries, Ltd. (A)	3,622	135,975
Kratos Defense & Security
Solutions, Inc. (A)	10,661	142,431
L3 Technologies, Inc.	18,247	3,899,749
Leonardo SpA	28,722	321,657
Lockheed Martin Corp.	53,506	17,143,857
Maxar Technologies, Ltd.	6,656	206,669
Meggitt PLC	112,480	785,999
Mercury Systems, Inc. (A)	5,603	305,420
Moog, Inc., Class A	3,786	298,753
MTU Aero Engines AG	5,606	1,231,320
National Presto Industries, Inc. (C)	572	75,847
Northrop Grumman Corp.	36,653	10,940,554
Raytheon Company	62,727	12,510,273
Rockwell Collins, Inc.	35,466	4,821,603
Rolls-Royce Holdings PLC (A)	242,971	3,167,619
Safran SA	56,226	7,305,928
Singapore Technologies Engineering, Ltd.	89,900	218,600
Teledyne Technologies, Inc. (A)	9,357	2,220,042
Thales SA	17,831	2,513,266
The Boeing Company	115,499	39,591,902
The KeyW Holding Corp. (A)(C)	6,235	53,060
TransDigm Group, Inc. (A)	10,373	3,630,550
Triumph Group, Inc.	5,951	123,781
United Technologies Corp.	157,553	20,749,730
Vectrus, Inc. (A)	1,393	45,718
Wesco Aircraft Holdings, Inc. (A)	6,565	79,765
		177,674,414
Air freight and logistics – 0.4%
Air Transport Services Group, Inc. (A)	7,018	142,816
Atlas Air Worldwide Holdings, Inc. (A)	2,766	168,449
Bollore SA	147,386	706,405
C.H. Robinson Worldwide, Inc.	17,408	1,672,561
Deutsche Post AG	106,595	3,876,570
Echo Global Logistics, Inc. (A)	3,398	112,814
Expeditors International of
Washington, Inc.	22,815	1,671,883
FedEx Corp.	33,646	8,207,942
Forward Air Corp.	3,465	222,661
Hub Group, Inc., Class A (A)	3,881	205,111
Hyundai Glovis Company, Ltd.	998	108,474
Radiant Logistics, Inc. (A)	5,870	25,535
Royal Mail PLC	130,790	760,572
SG Holdings Company, Ltd.	16,300	385,458
Sinotrans, Ltd., H Shares	256,000	107,403
United Parcel Service, Inc., Class B	94,625	11,627,520
Yamato Holdings Company, Ltd.	52,300	1,555,059
		31,557,233
Airlines – 0.3%
Air China, Ltd., H Shares	264,566	248,322
AirAsia Group BHD	86,846	72,574
Alaska Air Group, Inc.	15,364	1,036,916
Allegiant Travel Company	1,514	206,283
American Airlines Group, Inc.	59,358	2,402,812
ANA Holdings, Inc.	19,700	681,805
China Airlines, Ltd.	467,000	143,157
China Eastern Airlines Corp., Ltd.,
H Shares	176,000	113,344
China Southern Airlines Company, Ltd.,
H Shares	230,800	152,789
Delta Air Lines, Inc.	86,834	5,078,052

Strategic Equity Allocation Fund (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Airlines (continued)
Deutsche Lufthansa AG	25,758	$672,994
easyJet PLC	22,958	454,810
Eva Airways Corp.	350,653	178,121
Hawaiian Holdings, Inc.	5,952	247,008
International Consolidated Airlines
Group SA	91,657	822,704
Japan Airlines Company, Ltd.	19,800	713,544
JetBlue Airways Corp. (A)	82,809	1,579,996
Korean Air Lines Company, Ltd.	2,571	64,748
Latam Airlines Group SA	45,523	424,620
Ryanair Holdings PLC, ADR (A)	3,547	361,333
Singapore Airlines, Ltd.	31,540	225,143
SkyWest, Inc.	6,023	393,302
Southwest Airlines Company	71,849	4,404,344
Spirit Airlines, Inc. (A)	8,085	384,199
Turk Hava Yollari AO (A)	22,089	54,858
United Continental Holdings, Inc. (A)	31,393	2,744,376
		23,862,154
Building products – 0.5%
AAON, Inc.	4,949	199,941
Advanced Drainage Systems, Inc.	5,214	163,459
AGC, Inc.	31,884	1,275,513
Allegion PLC	17,709	1,544,579
American Woodmark Corp. (A)	1,676	142,376
AO Smith Corp.	34,949	2,029,838
Apogee Enterprises, Inc.	3,334	164,099
Armstrong Flooring, Inc. (A)	2,942	51,514
Assa Abloy AB, B Shares	150,636	3,071,863
Builders FirstSource, Inc. (A)	13,505	210,948
Caesarstone, Ltd. (C)	3,038	57,570
Cie de Saint-Gobain	83,992	3,621,637
Continental Building Products, Inc. (A)	4,329	161,472
CSW Industrials, Inc. (A)	1,891	105,896
Daikin Industries, Ltd.	41,900	5,338,837
Fortune Brands Home & Security, Inc.	28,140	1,490,857
Geberit AG	4,801	2,183,283
Gibraltar Industries, Inc. (A)	3,821	173,473
Griffon Corp.	3,547	64,733
Insteel Industries, Inc.	2,244	86,057
JELD-WEN Holding, Inc. (A)	8,313	202,172
Johnson Controls International PLC	193,513	7,308,986
KCC Corp.	313	91,232
Lennox International, Inc.	9,712	2,163,931
LIXIL Group Corp.	45,100	883,493
Masco Corp.	65,839	2,499,907
Masonite International Corp. (A)	3,225	215,914
NCI Building Systems, Inc. (A)	5,110	86,359
Patrick Industries, Inc. (A)	2,840	181,760
PGT Innovations, Inc. (A)	5,763	140,041
Quanex Building Products Corp.	4,345	71,258
Simpson Manufacturing Company, Inc.	4,846	372,027
TOTO, Ltd.	24,000	1,013,892
Trex Company, Inc. (A)	6,975	590,783
Universal Forest Products, Inc.	7,080	265,217
		38,224,917
Commercial services and supplies – 0.5%
ABM Industries, Inc.	7,854	249,129
ACCO Brands Corp.	12,571	155,880
Advanced Disposal Services, Inc. (A)	8,399	224,085
Babcock International Group PLC	35,975	332,990
Brady Corp., Class A	5,488	221,990
Brambles, Ltd.	253,964	2,005,789
Casella Waste Systems, Inc., Class A (A)	4,786	135,827
CECO Environmental Corp.	4,458	37,626

The accompanying notes are an integral part of the financial statements.	91

John Hancock Funds II
Portfolio of Investments — August 31, 2018 (showing percentage of total net assets)

Strategic Equity Allocation Fund (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Commercial services and supplies (continued)
China Everbright International, Ltd.	336,300	$283,286
Cimpress NV (A)	2,590	362,600
Cintas Corp.	11,125	2,373,741
Clean Harbors, Inc. (A)	13,379	917,666
Copart, Inc. (A)	26,126	1,680,163
Covanta Holding Corp.	13,773	243,093
Dai Nippon Printing Company, Ltd.	41,200	924,141
Deluxe Corp.	18,048	1,068,803
Edenred	39,539	1,510,865
Ennis, Inc.	3,134	68,321
Essendant, Inc.	4,722	68,138
G4S PLC	224,668	727,170
Healthcare Services Group, Inc. (C)	28,077	1,157,053
Heritage-Crystal Clean, Inc. (A)	2,008	46,786
Herman Miller, Inc.	22,599	865,542
HNI Corp.	16,527	728,841
Interface, Inc.	7,081	166,758
ISS A/S	30,947	1,084,109
KEPCO Plant Service & Engineering
Company, Ltd.	1,202	39,298
Kimball International, Inc., Class B	4,474	78,161
Knoll, Inc.	5,726	134,790
LSC Communications, Inc.	4,243	51,892
Matthews International Corp., Class A	3,701	192,082
McGrath RentCorp	2,823	163,734
Mobile Mini, Inc.	5,284	226,684
MSA Safety, Inc.	12,929	1,306,993
Multi-Color Corp.	1,655	102,196
Park24 Company, Ltd.	17,400	509,916
PICO Holdings, Inc. (A)	3,084	36,854
Pitney Bowes, Inc.	71,478	518,930
Quad/Graphics, Inc.	3,961	90,192
Republic Services, Inc.	31,892	2,339,597
Rollins, Inc.	25,118	1,509,089
RR Donnelley & Sons Company	9,030	45,692
S-1 Corp.	885	68,112
Secom Company, Ltd.	35,194	2,893,963
Securitas AB, B Shares	46,167	821,619
Societe BIC SA	4,200	388,593
Sohgo Security Services Company, Ltd.	12,100	532,017
SP Plus Corp. (A)	2,706	105,263
Steelcase, Inc., Class A	10,027	146,394
Stericycle, Inc. (A)	10,842	668,843
Team, Inc. (A)(C)	3,600	83,880
Tetra Tech, Inc.	6,488	452,862
The Brink’s Company	19,246	1,445,375
Toppan Printing Company, Ltd.	83,000	646,860
UniFirst Corp.	1,776	328,915
US Ecology, Inc.	2,613	190,096
Viad Corp.	2,374	146,238
VSE Corp.	1,097	42,322
Waste Management, Inc.	54,872	4,987,865
		38,935,709
Construction and engineering – 0.5%
ACS Actividades de Construccion y
Servicios SA	38,932	1,619,673
AECOM (A)	41,948	1,411,131
Aegion Corp. (A)	3,932	98,143
Ameresco, Inc., Class A (A)	2,558	36,707
Argan, Inc.	1,808	71,958
Bouygues SA	36,841	1,628,523
China Communications
Construction Company, Ltd., H Shares	590,265	586,478
China Railway Construction Corp., Ltd.,
H Shares	248,300	300,375

Strategic Equity Allocation Fund (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Construction and engineering (continued)
China Railway Group, Ltd., H Shares	511,900	$442,425
China State Construction International
Holdings, Ltd.	280,100	291,739
CIMIC Group, Ltd.	15,669	555,730
Comfort Systems USA, Inc.	4,322	248,083
Daelim Industrial Company, Ltd.	1,498	110,202
Daewoo Engineering & Construction
Company, Ltd. (A)	9,140	43,003
Dycom Industries, Inc. (A)	11,701	981,831
Eiffage SA	13,069	1,472,337
EMCOR Group, Inc.	22,029	1,764,523
Ferrovial SA	72,548	1,566,562
Fluor Corp.	26,383	1,514,648
Gamuda BHD	110,800	99,687
Granite Construction, Inc.	17,054	779,027
Great Lakes Dredge & Dock Corp. (A)	7,962	43,592
GS Engineering & Construction Corp.	2,688	115,554
HC2 Holdings, Inc. (A)	5,923	37,137
HDC Hyundai Development
Co-Engineering & Construction (A)	1,896	95,213
HOCHTIEF AG	2,050	332,736
Hyundai Engineering & Construction
Company, Ltd.	4,146	223,175
IJM Corp. BHD	164,400	74,674
Infrastructure and Energy
Alternatives, Inc. (A)	2,495	26,447
Jacobs Engineering Group, Inc.	28,434	2,066,867
JGC Corp.	35,100	706,330
Kajima Corp.	152,000	1,092,996
KBR, Inc.	53,370	1,119,703
MasTec, Inc. (A)	7,632	334,282
Metallurgical Corp. of China, Ltd.,
H Shares	361,000	98,971
MYR Group, Inc. (A)	1,961	68,184
Northwest Pipe Company (A)	1,407	25,410
NV5 Global, Inc. (A)	1,002	88,627
Obayashi Corp.	110,000	1,029,772
Orion Group Holdings, Inc. (A)	3,905	33,661
Primoris Services Corp.	4,935	123,671
Quanta Services, Inc. (A)	30,646	1,060,045
Samsung Engineering Company, Ltd. (A)	8,354	126,363
Shimizu Corp.	93,500	817,024
Sinopec Engineering Group
Company, Ltd., H Shares	165,500	172,587
Skanska AB, B Shares	50,523	948,748
SNC-Lavalin Group, Inc.	28,969	1,166,085
Sterling Construction Company, Inc. (A)	3,478	50,605
Taisei Corp.	36,100	1,612,402
Tutor Perini Corp. (A)	4,571	93,020
Valmont Industries, Inc.	5,901	828,500
Vinci SA	84,805	8,103,505
Waskita Karya Persero Tbk PT	626,700	80,700
Willscot Corp. (A)(C)	4,257	74,285
WSP Global, Inc.	16,988	914,618
		39,408,274
Electrical equipment – 0.9%
ABB, Ltd.	241,195	5,680,537
Acuity Brands, Inc.	10,727	1,639,515
Allied Motion Technologies, Inc.	886	43,272
AMETEK, Inc.	46,977	3,615,350
Atkore International Group, Inc. (A)	4,697	128,604
AZZ, Inc.	3,103	166,786
Doosan Heavy Industries & Construction
Company, Ltd. (A)	3,342	42,452
Eaton Corp. PLC	93,348	7,760,953

The accompanying notes are an integral part of the financial statements.	92

John Hancock Funds II
Portfolio of Investments — August 31, 2018 (showing percentage of total net assets)

Strategic Equity Allocation Fund (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Electrical equipment (continued)
Emerson Electric Company	134,299	$10,304,762
Encore Wire Corp.	2,453	123,263
Energous Corp. (A)	2,923	37,473
EnerSys	15,973	1,325,599
Enphase Energy, Inc. (A)(C)	10,374	50,729
Fuji Electric Company, Ltd.	101,000	813,595
Generac Holdings, Inc. (A)	7,101	394,034
Hubbell, Inc.	14,355	1,813,898
Legrand SA	44,637	3,363,129
Mabuchi Motor Company, Ltd.	8,200	339,625
Melrose Industries PLC	706,746	2,045,456
Mitsubishi Electric Corp.	309,218	4,174,280
Neoplux Company, Ltd. (A)	255	1,830
Nidec Corp.	37,700	5,457,498
nVent Electric PLC	42,479	1,193,235
OSRAM Licht AG	10,811	485,244
Plug Power, Inc. (A)(C)	26,732	52,662
Powell Industries, Inc.	1,228	48,076
Preformed Line Products Company	401	32,762
Prysmian SpA	16,361	421,922
Regal Beloit Corp.	11,507	963,136
Rockwell Automation, Inc.	26,070	4,717,627
Schneider Electric SE	89,074	7,238,588
Schneider Electric SE	1,474	120,044
Shanghai Electric Group Company, Ltd.,
H Shares	337,436	105,797
Siemens Gamesa Renewable Energy
SA (A)	34,997	521,535
Sunrun, Inc. (A)	11,212	147,101
Teco Electric & Machinery Company, Ltd.	298,600	218,714
Thermon Group Holdings, Inc. (A)	3,978	106,610
TPI Composites, Inc. (A)	1,710	47,931
Vestas Wind Systems A/S	38,390	2,692,613
Vicor Corp. (A)	2,055	128,335
Xinjiang Goldwind Science & Technology
Company, Ltd., H Shares	77,600	83,155
Zhuzhou CRRC Times Electric
Company, Ltd., H Shares	73,900	399,081
		69,046,808
Industrial conglomerates – 1.5%
3M Company	123,484	26,045,245
Aboitiz Equity Ventures, Inc.	431,420	432,127
Alfa SAB de CV, Class A	518,500	683,092
Alliance Global Group, Inc. (A)	936,900	241,901
BGF Company, Ltd.	127	1,077
Carlisle Companies, Inc.	15,946	2,022,112
CITIC, Ltd.	771,633	1,098,498
CJ Corp.	784	92,970
CK Hutchison Holdings, Ltd.	387,972	4,472,966
DCC PLC	12,922	1,166,563
DMCI Holdings, Inc.	922,100	220,851
Far Eastern New Century Corp.	535,133	623,303
Fosun International, Ltd.	342,900	621,274
General Electric Company	1,815,481	23,492,324
Grupo Carso SAB de CV, Series A1	77,700	288,550
HAP Seng Consolidated BHD	33,700	80,505
Honeywell International, Inc.	155,851	24,789,660
Jardine Matheson Holdings, Ltd.	31,032	1,959,852
Jardine Strategic Holdings, Ltd.	31,500	1,143,723
JG Summit Holdings, Inc.	639,960	718,529
Keihan Holdings Company, Ltd.	15,500	568,638
Keppel Corp., Ltd.	84,831	403,823
KOC Holding AS	32,244	73,686
LG Corp.	5,085	326,675
Lotte Corp. (A)	1,548	67,024

Strategic Equity Allocation Fund (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Industrial conglomerates (continued)
NWS Holdings, Ltd.	221,230	$394,310
Raven Industries, Inc.	4,287	207,491
Roper Technologies, Inc.	20,762	6,194,758
Samsung C&T Corp.	4,046	446,961
Seibu Holdings, Inc.	37,700	678,927
Sembcorp Industries, Ltd.	55,900	111,248
Shanghai Industrial Holdings, Ltd.	61,170	145,851
Siemens AG	82,664	10,730,107
Sime Darby BHD	134,200	83,153
SK Holdings Company, Ltd.	1,688	398,960
SM Investments Corp.	53,965	975,734
Smiths Group PLC	57,536	1,204,648
The Bidvest Group, Ltd.	13,265	194,935
Toshiba Corp. (A)	1,095,000	3,263,307
Turkiye Sise ve Cam Fabrikalari AS	26,037	24,475
		116,689,833
Machinery – 2.3%
Actuant Corp., Class A	7,296	214,867
AGCO Corp.	17,273	1,030,507
Airtac International Group	20,000	192,171
Alamo Group, Inc.	1,151	109,690
Albany International Corp., Class A	3,413	263,313
Alfa Laval AB	43,982	1,179,013
Alstom SA	25,981	1,145,833
Altra Industrial Motion Corp. (C)	3,434	134,098
Amada Holdings Company, Ltd.	57,700	616,658
American Railcar Industries, Inc. (C)	981	44,949
ANDRITZ AG	10,426	617,750
Astec Industries, Inc.	2,713	131,987
Atlas Copco AB, A Shares	100,860	2,875,276
Atlas Copco AB, B Shares	58,985	1,559,988
Barnes Group, Inc.	5,747	391,141
Blue Bird Corp. (A)(C)	1,867	42,848
Briggs & Stratton Corp.	5,007	100,941
Caterpillar, Inc.	126,823	17,609,374
Chart Industries, Inc. (A)	3,652	275,909
China Conch Venture Holdings, Ltd.	214,600	738,467
China International Marine Containers
Group Company, Ltd., H Shares	54,000	57,439
CIRCOR International, Inc.	1,984	89,994
CNH Industrial NV	72,464	867,046
Columbus McKinnon Corp.	2,670	113,555
Commercial Vehicle Group, Inc. (A)	4,064	39,665
Crane Company	13,278	1,212,016
CRRC Corp., Ltd., H Shares	556,700	461,554
Cummins, Inc.	32,237	4,571,207
Daifuku Company, Ltd.	17,200	892,638
Deere & Company	66,951	9,627,554
DMC Global, Inc.	1,713	67,235
Donaldson Company, Inc.	33,980	1,719,388
Doosan Bobcat, Inc.	1,840	58,825
Douglas Dynamics, Inc.	2,645	121,141
Dover Corp.	30,272	2,599,457
Energy Recovery, Inc. (A)(C)	4,676	45,310
EnPro Industries, Inc.	2,435	182,795
Epiroc AB, Class A (A)	100,378	1,042,729
Epiroc AB, Class B (A)	59,921	573,057
ESCO Technologies, Inc.	3,016	204,032
Evoqua Water Technologies Corp. (A)	9,015	174,711
FANUC Corp.	32,600	6,392,356
Federal Signal Corp.	6,955	181,039
Flowserve Corp.	29,587	1,542,074
Fortive Corp.	63,325	5,318,034
Franklin Electric Company, Inc.	5,485	268,217
FreightCar America, Inc. (A)	1,832	30,979

The accompanying notes are an integral part of the financial statements.	93

John Hancock Funds II
Portfolio of Investments — August 31, 2018 (showing percentage of total net assets)

Strategic Equity Allocation Fund (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Machinery (continued)
GEA Group AG	18,745	$712,019
Global Brass & Copper Holdings, Inc.	2,598	100,153
Graco, Inc.	43,852	2,061,483
Graham Corp.	1,453	40,408
Haitian International Holdings, Ltd.	80,700	161,952
Harsco Corp. (A)	9,617	271,680
Hillenbrand, Inc.	7,343	375,594
Hino Motors, Ltd.	43,800	461,164
Hitachi Construction Machinery
Company, Ltd.	18,200	543,969
Hiwin Technologies Corp.	36,145	326,092
Hoshizaki Corp.	9,200	871,296
Hurco Companies, Inc.	869	37,280
Hyster-Yale Materials Handling, Inc.	1,266	78,112
Hyundai Heavy Industries
Company, Ltd. (A)	1,947	206,463
Hyundai Heavy Industries Holdings
Company, Ltd. (A)	523	177,426
IDEX Corp.	20,072	3,075,231
IHI Corp.	24,900	869,533
Illinois Tool Works, Inc.	63,296	8,790,548
Ingersoll-Rand PLC	51,155	5,181,490
ITT, Inc.	22,867	1,351,668
John Bean Technologies Corp.	3,701	437,828
JTEKT Corp.	34,900	488,528
Kadant, Inc.	1,273	128,637
Kawasaki Heavy Industries, Ltd.	24,100	658,947
Kennametal, Inc.	30,992	1,265,713
KION Group AG	7,647	522,139
Komatsu, Ltd.	155,400	4,406,005
Kone OYJ, B Shares	48,118	2,597,953
Kubota Corp.	167,200	2,613,448
Kurita Water Industries, Ltd.	16,689	495,376
LB Foster Company, Class A (A)	1,454	33,079
Lincoln Electric Holdings, Inc.	16,139	1,519,648
Lindsay Corp.	1,247	119,425
Lydall, Inc. (A)	2,050	87,740
Makita Corp.	37,900	1,718,303
MAN SE	3,657	397,483
Manitex International, Inc. (A)	2,281	24,133
Meritor, Inc. (A)	9,887	214,152
Metso OYJ	14,942	524,761
Milacron Holdings Corp. (A)	8,226	174,391
Miller Industries, Inc.	1,548	44,582
MINEBEA MITSUMI, Inc.	65,100	1,220,942
MISUMI Group, Inc.	48,000	1,236,753
Mitsubishi Heavy Industries, Ltd.	51,440	1,908,651
Mueller Industries, Inc.	6,762	216,181
Mueller Water Products, Inc., Class A	18,383	212,691
Nabtesco Corp.	19,100	497,810
Navistar International Corp. (A)	5,845	254,667
NGK Insulators, Ltd.	44,400	722,521
NN, Inc.	3,474	69,480
Nordson Corp.	13,375	1,859,393
NSK, Ltd.	60,700	688,073
Omega Flex, Inc.	365	32,394
Oshkosh Corp.	19,340	1,358,828
PACCAR, Inc.	76,258	5,217,572
Parker-Hannifin Corp.	26,704	4,689,222
Park-Ohio Holdings Corp.	1,144	47,419
Pentair PLC	35,956	1,563,367
Proto Labs, Inc. (A)	3,196	496,818
RBC Bearings, Inc. (A)	2,769	414,824
REV Group, Inc. (C)	3,776	64,230
Rexnord Corp. (A)	12,256	355,792

Strategic Equity Allocation Fund (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Machinery (continued)
Samsung Heavy Industries
Company, Ltd. (A)	20,525	$130,577
Sandvik AB	169,934	2,974,632
Schindler Holding AG	2,668	616,181
Schindler Holding AG,
Participation Certificates	5,239	1,248,835
Sinotruk Hong Kong, Ltd. (C)	87,000	129,936
SKF AB, B Shares	56,812	1,092,070
SMC Corp.	9,696	3,230,331
Snap-on, Inc.	11,815	2,088,656
Spartan Motors, Inc.	4,170	60,257
SPX Corp. (A)	5,011	170,324
SPX FLOW, Inc. (A)	4,991	239,269
Standex International Corp.	1,487	160,447
Stanley Black & Decker, Inc.	32,091	4,509,748
Sumitomo Heavy Industries, Ltd.	18,700	608,445
Sun Hydraulics Corp.	3,450	173,673
Tennant Company	2,082	159,377
Terex Corp.	18,890	731,988
The Gorman-Rupp Company	2,098	76,913
The Greenbrier Companies, Inc.	3,730	216,340
The Manitowoc Company, Inc. (A)	4,261	98,813
The Timken Company	17,866	869,181
The Toro Company	27,739	1,686,254
The Weir Group PLC	35,108	854,219
THK Company, Ltd.	20,400	546,082
Titan International, Inc.	6,402	47,887
TriMas Corp. (A)	5,463	167,714
Trinity Industries, Inc.	39,060	1,399,910
Twin Disc, Inc. (A)(C)	1,160	29,638
Volvo AB, B Shares	235,840	4,062,791
Wabash National Corp.	6,763	123,357
Wabtec Corp. (C)	22,422	2,428,751
Wartsila OYJ ABP	62,962	1,329,321
Watts Water Technologies, Inc., Class A	3,217	265,242
WEG SA	123,298	579,393
Weichai Power Company, Ltd., H Shares	270,680	287,073
Woodward, Inc.	20,772	1,673,392
Xylem, Inc.	40,439	3,069,724
Yangzijiang Shipbuilding Holdings, Ltd.	146,300	114,083
		173,273,111
Marine – 0.1%
A.P. Moller - Maersk A/S, Series A	697	1,006,482
A.P. Moller - Maersk A/S, Series B	1,232	1,909,342
COSCO SHIPPING Development
Company, Ltd., H Shares (A)	472,000	68,596
COSCO SHIPPING Energy Transportation
Company, Ltd., H Shares	154,000	67,342
COSCO SHIPPING Holdings
Company, Ltd., H Shares (A)(C)	324,500	135,324
Costamare, Inc.	5,907	41,526
Eagle Bulk Shipping, Inc. (A)	6,414	32,134
Evergreen Marine Corp. Taiwan, Ltd.	377,748	160,514
Kirby Corp. (A)	14,057	1,227,176
Kuehne + Nagel International AG	6,989	1,128,325
Matson, Inc.	5,030	187,921
MISC BHD	64,700	93,264
Mitsui OSK Lines, Ltd.	19,400	521,120
Nippon Yusen KK	25,900	487,980
Pan Ocean Company, Ltd. (A)	12,985	60,184
Safe Bulkers, Inc. (A)	7,012	19,563
Scorpio Bulkers, Inc.	7,385	50,218
		7,197,011

The accompanying notes are an integral part of the financial statements.	94

John Hancock Funds II
Portfolio of Investments — August 31, 2018 (showing percentage of total net assets)

Strategic Equity Allocation Fund (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Professional services – 0.6%
51job, Inc., ADR (A)	3,100	$239,661
Acacia Research Corp. (A)	7,388	28,813
Adecco Group AG	21,184	1,296,615
ASGN, Inc. (A)	5,990	554,614
Barrett Business Services, Inc.	864	64,826
Bureau Veritas SA	44,146	1,135,822
CBIZ, Inc. (A)	5,980	142,922
CRA International, Inc.	984	56,245
Equifax, Inc.	15,020	2,012,229
Experian PLC	133,724	3,330,198
Exponent, Inc.	6,056	317,032
Forrester Research, Inc.	1,251	61,549
Franklin Covey Company (A)	1,313	33,613
FTI Consulting, Inc. (A)	4,383	334,072
GP Strategies Corp. (A)	1,745	33,242
Heidrick & Struggles International, Inc.	2,268	100,246
Hill International, Inc. (A)	6,877	29,227
Huron Consulting Group, Inc. (A)	2,635	130,433
ICF International, Inc.	2,099	171,383
IHS Markit, Ltd. (A)	48,707	2,678,885
InnerWorkings, Inc. (A)	5,855	45,786
Insperity, Inc.	4,509	540,404
Intertek Group PLC	23,401	1,559,867
Kelly Services, Inc., Class A	3,745	94,411
Kforce, Inc.	2,778	116,815
Korn/Ferry International	6,671	447,824
ManpowerGroup, Inc.	17,224	1,614,406
Mistras Group, Inc. (A)	2,254	51,414
Navigant Consulting, Inc. (A)	5,294	126,474
Nielsen Holdings PLC	49,664	1,291,264
Persol Holdings Company, Ltd.	30,100	672,947
Randstad NV	12,330	773,623
Recruit Holdings Company, Ltd.	185,700	5,660,308
Reis, Inc.	1,298	29,919
RELX NV	99,037	2,196,239
RELX PLC	153,821	3,416,457
Resources Connection, Inc.	3,726	61,665
Robert Half International, Inc.	17,270	1,350,169
SEEK, Ltd.	52,914	855,740
SGS SA	692	1,821,571
Teleperformance	9,671	1,859,500
The Dun & Bradstreet Corp.	9,703	1,386,753
TriNet Group, Inc. (A)	5,150	304,211
TrueBlue, Inc. (A)	4,931	144,478
Verisk Analytics, Inc. (A)	19,781	2,355,719
WageWorks, Inc. (A)	4,726	252,841
Willdan Group, Inc. (A)	1,039	32,593
Wolters Kluwer NV	29,314	1,859,775
		43,674,800
Road and rail – 1.1%
ArcBest Corp.	3,043	146,368
Aurizon Holdings, Ltd.	320,582	970,470
Avis Budget Group, Inc. (A)	26,821	834,401
BTS Group Holdings PCL, Foreign
Quota Shares	511,500	144,546
Canadian National Railway Company	117,505	10,450,291
Canadian Pacific Railway, Ltd.	23,015	4,840,910
CAR, Inc. (A)	95,000	76,306
Central Japan Railway Company	24,288	4,876,471
CJ Logistics Corp. (A)	423	58,514
ComfortDelGro Corp., Ltd.	126,200	210,395
Covenant Transportation Group, Inc.,
Class A (A)	1,514	45,223
CSX Corp.	119,898	8,891,636
Daseke, Inc. (A)	5,252	47,215
Strategic Equity Allocation Fund (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Road and rail (continued)
DSV A/S	35,523	$3,335,736
East Japan Railway Company	52,000	4,701,971
Genesee & Wyoming, Inc., Class A (A)	15,738	1,383,213
Hankyu Hanshin Holdings, Inc.	38,000	1,355,229
Heartland Express, Inc.	5,632	115,174
Hertz Global Holdings, Inc. (A)	6,610	116,402
J.B. Hunt Transport Services, Inc.	10,930	1,319,798
Kansas City Southern	13,975	1,620,541
Keikyu Corp.	37,400	646,254
Keio Corp.	16,820	833,573
Keisei Electric Railway Company, Ltd.	21,935	735,679
Kintetsu Group Holdings Company, Ltd.	28,300	1,110,021
Knight-Swift Transportation Holdings, Inc.	33,591	1,146,461
Kyushu Railway Company	27,100	814,195
Landstar System, Inc.	11,007	1,274,611
Localiza Rent a Car SA	73,596	389,021
Marten Transport, Ltd.	4,692	103,459
MTR Corp., Ltd.	213,368	1,099,769
Nagoya Railroad Company, Ltd.	29,100	663,063
Nippon Express Company, Ltd.	12,680	793,803
Norfolk Southern Corp.	38,222	6,644,512
Odakyu Electric Railway Company, Ltd.	48,500	1,048,210
Old Dominion Freight Line, Inc.	17,850	2,720,340
Rumo SA (A)	160,700	561,430
Ryder System, Inc.	13,892	1,067,461
Saia, Inc. (A)	3,014	238,860
Tobu Railway Company, Ltd.	31,800	886,611
Tokyu Corp.	82,993	1,367,436
Union Pacific Corp.	105,223	15,848,688
Universal Logistics Holdings, Inc.	1,062	38,869
Werner Enterprises, Inc.	17,302	641,039
West Japan Railway Company	27,500	1,843,969
YRC Worldwide, Inc. (A)	4,239	40,567
		88,098,711
Trading companies and distributors – 0.7%
AerCap Holdings NV (A)	13,800	786,186
Aircastle, Ltd.	5,572	116,566
AKR Corporindo Tbk PT	250,200	61,331
Applied Industrial Technologies, Inc.	4,494	346,263
Ashtead Group PLC	72,209	2,215,847
Beacon Roofing Supply, Inc. (A)	8,067	299,124
BlueLinx Holdings, Inc. (A)	1,106	39,739
BMC Stock Holdings, Inc. (A)	8,073	181,643
BOC Aviation, Ltd. (B)	26,200	192,006
Brenntag AG	16,606	1,000,987
Bunzl PLC	48,464	1,508,889
CAI International, Inc. (A)	2,224	60,026
DXP Enterprises, Inc. (A)	1,954	89,669
Fastenal Company	61,210	3,572,216
Ferguson PLC	34,356	2,757,111
Finning International, Inc.	27,959	649,806
Foundation Building Materials, Inc. (A)	1,915	26,446
GATX Corp.	14,254	1,203,750
GMS, Inc. (A)	3,871	96,194
H&E Equipment Services, Inc.	3,798	132,208
Herc Holdings, Inc. (A)	2,877	151,273
ITOCHU Corp.	239,437	4,183,886
Kaman Corp.	3,208	209,194
Marubeni Corp.	265,000	2,171,266
Mitsubishi Corp.	228,000	6,501,888
Mitsui & Company, Ltd.	287,300	4,786,067
MRC Global, Inc. (A)	9,998	206,059
MSC Industrial Direct Company, Inc.,
Class A	11,998	1,025,589
Nexeo Solutions, Inc. (A)	4,162	41,662

The accompanying notes are an integral part of the financial statements.	95

John Hancock Funds II
Portfolio of Investments — August 31, 2018 (showing percentage of total net assets)

Strategic Equity Allocation Fund (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Trading companies and distributors (continued)
NOW, Inc. (A)	41,197	$708,176
Posco Daewoo Corp.	2,687	43,996
Rexel SA	51,017	802,833
Rush Enterprises, Inc., Class A	2,969	127,548
Rush Enterprises, Inc., Class B	1,114	49,350
SiteOne Landscape Supply, Inc. (A)	4,705	425,191
Sumitomo Corp.	190,655	3,091,667
Systemax, Inc.	1,452	52,998
Textainer Group Holdings, Ltd. (A)	3,339	50,419
Titan Machinery, Inc. (A)	2,419	43,687
Toyota Tsusho Corp.	35,993	1,226,199
Travis Perkins PLC	36,465	544,904
Triton International, Ltd.	6,223	235,105
United Rentals, Inc. (A)	16,190	2,523,535
Veritiv Corp. (A)	1,421	67,853
W.W. Grainger, Inc.	11,356	4,020,819
Watsco, Inc.	8,384	1,467,116
		50,094,287
Transportation infrastructure – 0.2%
Aena SME SA (B)	10,180	1,800,411
Aeroports de Paris	4,984	1,096,569
Airports of Thailand PCL	21,400	43,644
Airports of Thailand PCL, Foreign
Quota Shares	379,500	773,964
Atlantia SpA	35,230	734,312
Auckland International Airport, Ltd.	100,423	474,833
Bangkok Expressway & Metro PCL	654,500	167,991
Beijing Capital International Airport
Company, Ltd., H Shares	212,711	226,735
CCR SA	178,915	411,147
China Merchants Port Holdings
Company, Ltd.	178,231	364,114
COSCO SHIPPING Ports, Ltd.	211,308	223,801
Fraport AG Frankfurt Airport
Services Worldwide	4,442	399,293
Getlink	77,855	980,788
Grupo Aeroportuario del Pacifico SAB de
CV, B Shares	61,400	634,432
Grupo Aeroportuario del Sureste SAB de
CV, B Shares	35,715	669,743
International Container Terminal
Services, Inc.	107,500	188,334
Japan Airport Terminal Company, Ltd.	7,900	353,560
Jasa Marga Persero Tbk PT	297,954	91,711
Jiangsu Expressway Company, Ltd.,
H Shares	153,155	193,697
Kamigumi Company, Ltd.	18,200	369,331
Malaysia Airports Holdings BHD	48,822	110,934
Promotora y Operadora de Infraestructura
SAB de CV	38,840	412,790
SATS, Ltd.	38,800	143,268
Shenzhen International Holdings, Ltd.	115,000	215,820
Sydney Airport	176,231	915,055
Taiwan High Speed Rail Corp.	308,632	260,394
TAV Havalimanlari Holding AS	7,420	37,333
Transurban Group	355,471	3,078,255
Westports Holdings BHD	53,000	47,860
Zhejiang Expressway Company, Ltd.,
H Shares	179,882	142,818
		15,562,937
		913,300,199
Information technology – 19.4%
Communications equipment – 0.9%
Acacia Communications, Inc. (A)(C)	3,301	134,582

Strategic Equity Allocation Fund (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Communications equipment (continued)
ADTRAN, Inc.	5,896	$101,411
Applied Optoelectronics, Inc. (A)(C)	2,256	93,308
Arista Networks, Inc. (A)	8,998	2,690,222
ARRIS International PLC (A)	45,810	1,186,937
BYD Electronic International
Company, Ltd.	85,300	89,810
CalAmp Corp. (A)(C)	4,206	98,841
Calix, Inc. (A)	6,025	46,995
Casa Systems, Inc. (A)	1,835	26,956
Ciena Corp. (A)	54,417	1,718,489
Cisco Systems, Inc.	873,155	41,710,614
Comtech Telecommunications Corp.	2,762	99,018
Digi International, Inc. (A)	3,506	47,156
Extreme Networks, Inc. (A)	13,819	86,645
F5 Networks, Inc. (A)	12,183	2,304,049
Finisar Corp. (A)(C)	13,679	279,052
Harmonic, Inc. (A)	10,807	58,898
Infinera Corp. (A)	17,915	160,339
InterDigital, Inc.	13,147	1,085,942
Juniper Networks, Inc.	64,141	1,823,529
Lumentum Holdings, Inc. (A)(C)	23,867	1,620,569
Motorola Solutions, Inc.	28,684	3,681,878
NETGEAR, Inc. (A)	3,708	262,712
NetScout Systems, Inc. (A)	30,986	774,650
Nokia OYJ	800,634	4,468,593
Oclaro, Inc. (A)	20,017	190,962
Plantronics, Inc.	12,517	841,393
Quantenna Communications, Inc. (A)	4,239	77,447
Ribbon Communications, Inc. (A)	6,677	46,205
Telefonaktiebolaget LM Ericsson, B Shares	461,584	3,894,756
ViaSat, Inc. (A)(C)	20,798	1,306,530
Viavi Solutions, Inc. (A)	26,965	302,008
ZTE Corp., H Shares	95,115	184,883
		71,495,379
Electronic equipment, instruments and components – 1.4%
AAC Technologies Holdings, Inc.	96,800	1,075,851
Alps Electric Company, Ltd.	31,900	958,647
Amphenol Corp., Class A	58,159	5,500,678
Anixter International, Inc. (A)	3,513	253,287
Arrow Electronics, Inc. (A)	22,925	1,777,375
AU Optronics Corp.	1,442,851	625,866
Avnet, Inc.	30,869	1,494,060
AVX Corp.	5,575	117,911
Badger Meter, Inc.	3,349	184,028
Bel Fuse, Inc., Class B	1,361	38,993
Belden, Inc.	15,418	1,121,197
Benchmark Electronics, Inc.	5,638	145,742
China Railway Signal & Communication
Corp., Ltd., H Shares (B)	186,000	131,581
Cognex Corp.	45,250	2,434,450
Coherent, Inc. (A)	6,508	1,240,425
Control4 Corp. (A)	3,120	101,119
Corning, Inc.	149,650	5,014,772
CTS Corp.	3,857	142,516
Daktronics, Inc.	5,000	40,550
Delta Electronics Thailand PCL	51,300	109,334
Delta Electronics, Inc.	347,898	1,394,999
Electro Scientific Industries, Inc. (A)	3,853	84,573
ePlus, Inc. (A)	1,605	166,358
Fabrinet (A)	4,262	204,022
FARO Technologies, Inc. (A)	2,028	138,310
Fitbit, Inc., Class A (A)(C)	24,903	149,916
FLIR Systems, Inc.	23,873	1,497,792
Foxconn Technology Company, Ltd.	154,180	391,998
General Interface Solution Holding, Ltd.	27,000	167,492

The accompanying notes are an integral part of the financial statements.	96

John Hancock Funds II
Portfolio of Investments — August 31, 2018 (showing percentage of total net assets)

Strategic Equity Allocation Fund (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Electronic equipment, instruments and
components (continued)
Hamamatsu Photonics KK	24,100	$968,867
Hexagon AB, B Shares	38,875	2,308,410
Hirose Electric Company, Ltd.	5,430	645,268
Hitachi High-Technologies Corp.	11,700	459,013
Hitachi, Ltd.	815,000	5,319,967
Hon Hai Precision Industry Company, Ltd.	2,746,216	7,214,409
II-VI, Inc. (A)	7,287	362,528
Ingenico Group SA	9,956	699,934
Innolux Corp.	1,499,300	559,007
Insight Enterprises, Inc. (A)	4,139	228,224
IPG Photonics Corp. (A)	8,186	1,436,479
Itron, Inc. (A)	4,052	269,053
Jabil, Inc.	44,819	1,324,850
KEMET Corp. (A)	6,605	170,673
Keyence Corp.	16,403	9,285,868
Keysight Technologies, Inc. (A)	48,901	3,173,186
Kimball Electronics, Inc. (A)	3,229	63,934
Kingboard Holdings, Ltd.	96,200	342,462
Kingboard Laminates Holdings, Ltd.	135,500	128,108
Knowles Corp. (A)	10,405	188,643
Kyocera Corp.	54,400	3,428,503
Largan Precision Company, Ltd.	16,590	2,544,522
LG Display Company, Ltd.	12,465	237,635
LG Innotek Company, Ltd.	759	97,855
Littelfuse, Inc.	6,532	1,460,294
Maxwell Technologies, Inc. (A)	5,606	20,013
Mesa Laboratories, Inc.	396	79,497
Methode Electronics, Inc.	4,279	169,662
MTS Systems Corp.	2,147	116,153
Murata Manufacturing Company, Ltd.	30,499	5,259,106
Napco Security Technologies, Inc. (A)	1,726	26,063
National Instruments Corp.	28,150	1,344,163
Nippon Electric Glass Company, Ltd.	14,300	458,457
nLight, Inc. (A)	858	26,435
Novanta, Inc. (A)	3,858	295,523
Omron Corp.	32,667	1,462,760
OSI Systems, Inc. (A)	2,003	156,014
PAR Technology Corp. (A)	1,452	37,287
Park Electrochemical Corp.	2,404	51,398
PC Connection, Inc.	1,371	54,429
Plexus Corp. (A)	3,853	243,856
Rogers Corp. (A)	2,177	300,578
Samsung Electro-Mechanics
Company, Ltd.	2,984	431,269
Samsung SDI Company, Ltd.	2,926	619,715
Sanmina Corp. (A)	8,021	247,047
ScanSource, Inc. (A)	3,009	122,316
Shimadzu Corp.	37,600	1,113,297
Sunny Optical Technology Group
Company, Ltd.	94,250	1,201,315
SYNNEX Corp.	11,256	1,091,494
Synnex Technology International Corp.	232,544	311,245
TDK Corp.	22,000	2,467,490
TE Connectivity, Ltd.	64,284	5,893,557
Tech Data Corp. (A)	13,634	991,874
Trimble, Inc. (A)	65,206	2,745,173
TTM Technologies, Inc. (A)	11,194	209,328
Venture Corp., Ltd.	16,000	211,236
Vishay Intertechnology, Inc.	50,129	1,193,070
Vishay Precision Group, Inc. (A)	1,281	55,467
Walsin Technology Corp.	53,000	544,438
WPG Holdings, Ltd.	269,000	340,695
Yageo Corp.	41,726	950,725
Yaskawa Electric Corp. (C)	40,700	1,366,468

Strategic Equity Allocation Fund (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Electronic equipment, instruments and
components (continued)
Yokogawa Electric Corp.	38,700	$793,484
Zebra Technologies Corp., Class A (A)	13,971	2,399,380
Zhen Ding Technology Holding, Ltd.	79,817	204,728
		105,227,739
Internet software and services – 2.4%
58.com, Inc., ADR (A)	12,100	920,568
Akamai Technologies, Inc. (A)	12,745	957,659
Alarm.com Holdings, Inc. (A)	3,674	206,809
Alibaba Group Holding, Ltd., ADR (A)	152,556	26,698,826
Alphabet, Inc., Class A (A)	22,907	28,216,843
Alphabet, Inc., Class C (A)	23,284	28,364,336
Alteryx, Inc., Class A (A)	3,286	190,752
Amber Road, Inc. (A)	3,373	29,446
Appfolio, Inc., Class A (A)	1,756	149,962
Apptio, Inc., Class A (A)	3,944	153,027
Auto Trader Group PLC (B)	136,824	797,742
Autohome, Inc., ADR	7,800	644,358
Baidu, Inc., ADR (A)	36,400	8,243,872
Benefitfocus, Inc. (A)	2,410	106,281
Box, Inc., Class A (A)	15,061	369,898
Brightcove, Inc. (A)	4,545	37,269
Carbonite, Inc. (A)	3,173	131,838
Care.com, Inc. (A)	2,393	46,496
CarGurus, Inc. (A)	5,830	287,536
Cars.com, Inc. (A)	27,268	733,782
ChannelAdvisor Corp. (A)	3,250	42,413
Cision, Ltd. (A)	4,721	85,497
Cloudera, Inc. (A)	12,401	186,139
Cornerstone OnDemand, Inc. (A)	6,324	357,685
Coupa Software, Inc. (A)	6,294	451,343
Delivery Hero SE (A)(B)	9,843	542,306
DeNA Company, Ltd.	17,900	309,477
eBay, Inc. (A)	70,687	2,446,477
eGain Corp. (A)	2,191	31,331
Endurance International Group
Holdings, Inc. (A)	8,455	81,591
Envestnet, Inc. (A)	5,240	331,168
Etsy, Inc. (A)	14,130	687,990
Facebook, Inc., Class A (A)	183,174	32,189,167
Fang Holdings, Ltd., ADR (A)	26,100	80,127
Five9, Inc. (A)	6,723	323,040
Gogo, Inc. (A)(C)	7,804	35,040
GTT Communications, Inc. (A)(C)	4,146	178,485
Hortonworks, Inc. (A)	8,219	183,448
Instructure, Inc. (A)	3,720	152,334
Internap Corp. (A)(C)	2,737	36,731
j2 Global, Inc.	18,348	1,514,994
Kakaku.com, Inc.	23,200	428,390
Kakao Corp.	2,420	271,548
Leaf Group, Ltd. (A)	2,310	25,526
Limelight Networks, Inc. (A)	13,288	67,370
Liquidity Services, Inc. (A)	3,633	26,158
LivePerson, Inc. (A)	6,715	180,634
LogMeIn, Inc.	13,661	1,174,163
MINDBODY, Inc., Class A (A)	5,092	188,913
Momo, Inc., ADR (A)	15,400	712,866
NAVER Corp.	1,527	1,031,052
NetEase, Inc., ADR	10,404	2,056,975
New Relic, Inc. (A)	5,230	537,435
OneMarket, Ltd. (A)	13,636	10,301
Pandora Media, Inc. (A)(C)	30,527	282,069
Q2 Holdings, Inc. (A)	4,332	269,884
QuinStreet, Inc. (A)	4,528	68,690
Quotient Technology, Inc. (A)	9,471	141,591

The accompanying notes are an integral part of the financial statements.	97

John Hancock Funds II
Portfolio of Investments — August 31, 2018 (showing percentage of total net assets)

Strategic Equity Allocation Fund (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Internet software and services (continued)
REA Group, Ltd.	8,218	$540,385
SendGrid, Inc. (A)	1,110	40,260
Shopify, Inc., Class A (A)	13,865	2,017,172
ShotSpotter, Inc. (A)	888	50,652
Shutterstock, Inc.	2,250	123,840
SINA Corp. (A)	8,500	603,160
SPS Commerce, Inc. (A)	1,995	196,049
Stamps.com, Inc. (A)	2,035	505,596
TechTarget, Inc. (A)	2,418	58,008
Telaria, Inc. (A)	6,072	24,956
Tencent Holdings, Ltd.	751,912	32,322,541
The Meet Group, Inc. (A)	8,966	45,727
The Trade Desk, Inc., Class A (A)(C)	3,733	529,638
TrueCar, Inc. (A)	11,131	143,145
Tucows, Inc., Class A (A)(C)	1,132	66,279
Twitter, Inc. (A)	52,447	1,845,085
United Internet AG	13,201	694,653
VeriSign, Inc. (A)	7,193	1,140,882
Web.com Group, Inc. (A)	4,803	134,244
Weibo Corp., ADR (A)	6,300	483,462
XO Group, Inc. (A)	2,869	86,242
Yahoo Japan Corp. (C)	241,307	828,819
Yelp, Inc. (A)	9,591	451,928
Yext, Inc. (A)	9,615	239,029
YY, Inc., ADR (A)	6,100	466,223
		188,645,623
IT services – 3.4%
Accenture PLC, Class A	121,139	20,480,971
Acxiom Corp. (A)	29,468	1,346,393
Alliance Data Systems Corp.	9,600	2,290,368
Amadeus IT Group SA	66,116	6,131,141
Atos SE	15,912	1,910,761
Automatic Data Processing, Inc.	83,155	12,202,996
Broadridge Financial Solutions, Inc.	20,694	2,796,587
CACI International, Inc., Class A (A)	2,883	562,185
Capgemini SE	26,882	3,464,990
Cardtronics PLC, Class A (A)	4,768	167,309
Cass Information Systems, Inc.	1,443	103,218
CGI Group, Inc., Class A (A)	41,536	2,727,372
Cielo SA	180,224	668,135
Cognizant Technology Solutions Corp.,
Class A	108,109	8,478,989
Computershare, Ltd.	73,473	1,016,529
ConvergeOne Holdings, Inc.	3,260	29,796
Convergys Corp.	34,605	855,782
CoreLogic, Inc. (A)	21,359	1,085,892
CSG Systems International, Inc.	3,948	147,458
DXC Technology Company	51,271	4,670,275
Everi Holdings, Inc. (A)	8,105	70,270
EVERTEC, Inc.	7,136	171,621
Exela Technologies, Inc. (A)(C)	6,538	39,097
ExlService Holdings, Inc. (A)	3,943	252,667
Fidelity National Information Services, Inc.	63,941	6,916,498
Fiserv, Inc. (A)	75,259	6,025,988
FleetCor Technologies, Inc. (A)	16,725	3,574,802
Fujitsu, Ltd.	333,000	2,434,836
Gartner, Inc. (A)	15,616	2,338,652
GDS Holdings, Ltd., ADR (A)	7,400	282,458
Global Payments, Inc.	29,752	3,706,504
IBM Corp.	159,560	23,372,349
Jack Henry & Associates, Inc.	20,224	3,204,291
Leidos Holdings, Inc.	37,330	2,641,844
ManTech International Corp., Class A	3,060	202,939
Mastercard, Inc., Class A	171,689	37,009,281
MAXIMUS, Inc.	24,690	1,641,885

Strategic Equity Allocation Fund (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
IT services (continued)
MoneyGram International, Inc. (A)	4,280	$27,863
My EG Services BHD	119,800	43,327
NIC, Inc.	7,737	129,982
Nomura Research Institute, Ltd.	19,100	949,626
NTT Data Corp.	106,900	1,371,722
Obic Company, Ltd.	10,700	1,004,540
Otsuka Corp.	17,700	640,319
Paychex, Inc.	57,081	4,181,183
PayPal Holdings, Inc. (A)	209,570	19,349,598
Perficient, Inc. (A)	4,037	115,983
Perspecta, Inc.	54,307	1,263,181
Presidio, Inc. (A)	3,950	59,724
PRGX Global, Inc. (A)	2,960	28,268
Sabre Corp.	66,133	1,726,733
Samsung SDS Company, Ltd.	1,852	403,549
Science Applications International Corp.	16,063	1,449,204
ServiceSource International, Inc. (A)	10,578	33,744
Sykes Enterprises, Inc. (A)	4,648	140,556
Syntel, Inc. (A)	4,187	170,578
Teradata Corp. (A)	31,636	1,311,945
The Hackett Group, Inc.	3,040	62,229
The Western Union Company	97,067	1,836,508
Total System Services, Inc.	33,446	3,248,944
Travelport Worldwide, Ltd.	14,685	272,700
TravelSky Technology, Ltd., H Shares	117,800	302,475
TTEC Holdings, Inc.	1,728	45,274
Unisys Corp. (A)(C)	6,119	113,813
Virtusa Corp. (A)	3,333	194,181
Visa, Inc., Class A	335,114	49,224,895
WEX, Inc. (A)	10,483	1,994,076
Wirecard AG	12,705	2,825,661
Worldpay, Inc., Class A (A)	308	29,924
		259,575,434
Semiconductors and semiconductor equipment – 3.6%
Advanced Energy Industries, Inc. (A)	4,649	276,987
Advanced Micro Devices, Inc. (A)(C)	148,124	3,728,281
Alpha & Omega Semiconductor, Ltd. (A)	2,568	36,491
Ambarella, Inc. (A)(C)	3,835	146,919
Amkor Technology, Inc. (A)	12,268	107,100
Analog Devices, Inc.	70,047	6,924,146
Applied Materials, Inc.	192,208	8,268,788
Aquantia Corp. (A)	2,734	34,558
ASE Industrial Holding Company, Ltd. (A)	582,422	1,433,179
ASM Pacific Technology, Ltd.	43,200	455,994
ASML Holding NV	41,487	8,483,060
Axcelis Technologies, Inc. (A)	3,855	77,871
AXT, Inc. (A)(C)	4,965	39,224
Broadcom, Inc.	76,747	16,809,895
Brooks Automation, Inc.	8,186	322,610
Cabot Microelectronics Corp.	3,010	339,317
CEVA, Inc. (A)	2,696	82,498
Cirrus Logic, Inc. (A)	23,454	1,030,803
Cohu, Inc.	3,420	90,220
Cree, Inc. (A)	38,176	1,836,647
Cypress Semiconductor Corp.	93,796	1,614,229
Diodes, Inc. (A)	4,682	177,541
Disco Corp.	4,900	876,136
Entegris, Inc.	16,726	567,011
First Solar, Inc. (A)	21,380	1,113,470
FormFactor, Inc. (A)	8,733	134,925
GCL-Poly Energy Holdings, Ltd. (A)	1,637,500	110,716
Globalwafers Company, Ltd.	37,000	473,117
Hanergy Thin Film Power
Group, Ltd. (A)(D)	1,136,000	31,118
Ichor Holdings, Ltd. (A)(C)	3,080	79,864

The accompanying notes are an integral part of the financial statements.	98

John Hancock Funds II
Portfolio of Investments — August 31, 2018 (showing percentage of total net assets)

Strategic Equity Allocation Fund (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Semiconductors and semiconductor equipment (continued)
Impinj, Inc. (A)(C)	2,322	$49,877
Infineon Technologies AG	122,005	3,102,475
Inphi Corp. (A)	5,166	191,504
Integrated Device Technology, Inc. (A)	49,451	2,101,173
Intel Corp.	889,197	43,063,811
KLA-Tencor Corp.	27,862	3,237,843
Kopin Corp. (A)(C)	8,896	20,639
Lam Research Corp.	31,803	5,504,781
Lattice Semiconductor Corp. (A)	14,202	116,314
MACOM Technology Solutions
Holdings, Inc. (A)	5,454	125,715
Macronix International	307,021	331,100
MaxLinear, Inc. (A)	7,493	144,465
MediaTek, Inc.	250,752	2,054,248
Microchip Technology, Inc. (C)	42,256	3,635,284
Micron Technology, Inc. (A)	224,422	11,786,643
MKS Instruments, Inc.	14,307	1,329,120
Monolithic Power Systems, Inc.	10,155	1,521,930
Nanometrics, Inc. (A)	2,720	119,163
Nanya Technology Corp.	174,196	395,989
NeoPhotonics Corp. (A)	4,565	40,126
Novatek Microelectronics Corp.	95,900	470,226
NVE Corp.	574	65,252
NVIDIA Corp.	115,190	32,331,529
NXP Semiconductors NV (A)	34,800	3,241,272
PDF Solutions, Inc. (A)	3,598	31,375
Phison Electronics Corp.	25,884	214,284
Photronics, Inc. (A)	8,234	88,104
Power Integrations, Inc.	3,379	247,850
Powertech Technology, Inc.	121,199	359,514
Qorvo, Inc. (A)	23,596	1,889,804
QUALCOMM, Inc.	284,399	19,541,055
Rambus, Inc. (A)	12,609	154,082
Realtek Semiconductor Corp.	74,584	361,982
Renesas Electronics Corp. (A)	141,200	1,066,633
Rohm Company, Ltd.	16,000	1,445,542
Rudolph Technologies, Inc. (A)	3,748	104,194
Semiconductor Manufacturing International
Corp. (A)(C)	396,799	467,307
Semtech Corp. (A)	7,682	459,000
Sigma Designs, Inc. (A)	4,860	851
Silicon Laboratories, Inc. (A)	16,358	1,603,084
SK Hynix, Inc.	31,514	2,350,306
Skyworks Solutions, Inc.	34,976	3,193,309
SMART Global Holdings, Inc. (A)	1,162	38,334
STMicroelectronics NV	115,098	2,374,769
SUMCO Corp.	39,700	709,090
SunPower Corp. (A)(C)	7,612	51,153
Synaptics, Inc. (A)	13,164	635,295
Taiwan Semiconductor
Manufacturing Company, Ltd.	4,101,915	34,368,669
Teradyne, Inc.	50,056	2,061,807
Texas Instruments, Inc.	186,513	20,964,061
Tokyo Electron, Ltd.	26,415	4,497,147
Ultra Clean Holdings, Inc. (A)	4,615	70,425
United Microelectronics Corp.	1,995,774	1,131,291
Vanguard International
Semiconductor Corp.	148,302	359,881
Veeco Instruments, Inc. (A)	5,902	70,824
Versum Materials, Inc.	28,504	1,134,174
Win Semiconductors Corp.	59,000	320,506
Winbond Electronics Corp.	489,000	275,391
Xcerra Corp. (A)	6,451	93,410
Xilinx, Inc.	49,769	3,873,521
Xinyi Solar Holdings, Ltd.	374,000	111,552

Strategic Equity Allocation Fund (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Semiconductors and semiconductor equipment (continued)
Xperi Corp.	5,993	$94,090
		277,496,860
Software – 4.2%
8x8, Inc. (A)	10,782	244,751
A10 Networks, Inc. (A)	6,465	45,061
ACI Worldwide, Inc. (A)	43,969	1,249,159
Activision Blizzard, Inc.	128,316	9,251,584
Adobe Systems, Inc. (A)	83,529	22,010,727
Agilysys, Inc. (A)	2,100	33,747
Altair Engineering, Inc., Class A (A)	2,970	124,057
American Software, Inc., Class A	3,615	64,998
ANSYS, Inc. (A)	13,809	2,568,198
Autodesk, Inc. (A)	37,374	5,768,677
Avaya Holdings Corp. (A)	12,299	287,305
Blackbaud, Inc.	18,378	1,921,787
BlackBerry, Ltd. (A)	81,791	870,557
Blackline, Inc. (A)	3,806	200,805
Bottomline Technologies, Inc. (A)	4,733	312,236
CA, Inc.	56,644	2,481,007
Cadence Design Systems, Inc. (A)	44,630	2,099,395
Carbon Black, Inc. (A)	1,040	26,343
CD Projekt SA (A)	7,929	441,747
CDK Global, Inc.	32,368	2,017,174
Check Point Software
Technologies, Ltd. (A)	6,900	801,711
Citrix Systems, Inc. (A)	21,931	2,500,573
CommVault Systems, Inc. (A)	15,723	1,095,107
Constellation Software, Inc.	3,232	2,464,468
Dassault Systemes SE	21,738	3,527,671
Digimarc Corp. (A)	1,423	42,050
Ebix, Inc. (C)	2,823	224,852
Electronic Arts, Inc. (A)	51,310	5,819,067
Ellie Mae, Inc. (A)	4,014	422,955
Everbridge, Inc. (A)	3,108	187,133
Fair Isaac Corp. (A)	7,807	1,803,261
ForeScout Technologies, Inc. (A)	3,458	124,730
Fortinet, Inc. (A)	37,824	3,168,138
Glu Mobile, Inc. (A)	13,265	102,141
HubSpot, Inc. (A)	4,279	614,892
Imperva, Inc. (A)	4,159	196,097
Intuit, Inc.	40,968	8,991,247
Kingdee International Software Group
Company, Ltd.	272,000	310,375
Kingsoft Corp., Ltd.	103,400	188,290
Konami Holdings Corp.	15,800	660,884
LINE Corp. (A)	12,100	552,104
Manhattan Associates, Inc. (A)	17,483	1,013,839
Micro Focus International PLC	63,575	1,079,304
Microsoft Corp.	1,293,663	145,317,165
MicroStrategy, Inc., Class A (A)	1,129	168,221
Mitek Systems, Inc. (A)	4,329	31,385
MobileIron, Inc. (A)	9,555	46,820
Model N, Inc. (A)	3,135	53,295
Monotype Imaging Holdings, Inc.	4,960	102,176
NCSoft Corp.	927	322,591
Netmarble Corp. (B)	1,359	142,110
Nexon Company, Ltd. (A)	74,600	936,237
Nice, Ltd. (A)	3,222	372,000
Nintendo Company, Ltd.	19,139	6,889,086
OneSpan, Inc. (A)	3,794	71,138
Open Text Corp.	42,829	1,679,684
Oracle Corp.	502,278	24,400,665
Oracle Corp. Japan	6,500	544,769
Paylocity Holding Corp. (A)	3,455	274,465
Pearl Abyss Corp. (A)	297	67,941

The accompanying notes are an integral part of the financial statements.	99

John Hancock Funds II
Portfolio of Investments — August 31, 2018 (showing percentage of total net assets)

Strategic Equity Allocation Fund (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Software (continued)
Progress Software Corp.	5,368	$219,712
PROS Holdings, Inc. (A)	3,322	122,515
PTC, Inc. (A)	30,190	3,017,189
QAD, Inc., Class A	1,218	73,872
Qualys, Inc. (A)	3,984	362,743
Rapid7, Inc. (A)	4,325	164,999
Red Hat, Inc. (A)	29,118	4,301,602
Rosetta Stone, Inc. (A)	2,628	41,522
SailPoint Technologies Holding, Inc. (A)	4,608	142,525
salesforce.com, Inc. (A)	119,867	18,301,294
SAP SE	106,096	12,736,589
Symantec Corp.	102,823	2,072,912
Synopsys, Inc. (A)	24,374	2,489,560
Take-Two Interactive Software, Inc. (A)	18,604	2,484,750
Telenav, Inc. (A)	5,070	28,392
Temenos AG (A)	7,815	1,410,534
The Sage Group PLC	157,083	1,215,067
The Ultimate Software Group, Inc. (A)	7,609	2,356,279
TiVo Corp.	14,299	195,181
Trend Micro, Inc.	20,200	1,270,130
Tyler Technologies, Inc. (A)	9,316	2,300,586
Ubisoft Entertainment SA (A)	13,104	1,411,795
Upland Software, Inc. (A)	1,905	70,904
Varonis Systems, Inc. (A)	3,292	243,279
Verint Systems, Inc. (A)	7,507	364,465
VirnetX Holding Corp. (A)(C)	7,332	24,562
Workiva, Inc. (A)	3,349	123,411
Zix Corp. (A)	7,119	39,510
Zscaler, Inc. (A)(C)	1,680	71,887
		326,987,718
Technology hardware, storage and peripherals – 3.5%
3D Systems Corp. (A)(C)	13,121	267,012
Acer, Inc. (A)	488,008	408,936
Advantech Company, Ltd.	56,764	386,518
Apple, Inc.	914,353	208,134,173
Asustek Computer, Inc.	117,354	1,000,052
Brother Industries, Ltd.	37,800	775,441
Canon, Inc.	168,596	5,409,671
Catcher Technology Company, Ltd.	109,475	1,341,565
Chicony Electronics Company, Ltd.	89,224	187,784
Compal Electronics, Inc.	700,148	439,015
Cray, Inc. (A)	4,870	105,679
Diebold Nixdorf, Inc. (C)	9,329	44,313
Electronics For Imaging, Inc. (A)	5,354	186,266
FUJIFILM Holdings Corp.	65,415	2,763,019
Hewlett Packard Enterprise Company	278,266	4,599,737
HP, Inc.	300,120	7,397,958
HTC Corp. (A)	100,900	146,686
Immersion Corp. (A)	3,714	43,157
Inventec Corp.	412,495	370,233
Konica Minolta, Inc.	76,600	779,001
Legend Holdings Corp., H Shares (B)	41,900	129,751
Lenovo Group, Ltd.	960,564	626,774
Lite-On Technology Corp.	354,018	425,960
Meitu, Inc. (A)(B)	215,300	116,664
Micro-Star International Company, Ltd.	112,300	388,202
NCR Corp. (A)	30,952	879,346
NEC Corp.	44,100	1,217,547
NetApp, Inc.	48,464	4,207,160
Pegatron Corp.	328,500	708,039
Quanta Computer, Inc.	453,000	779,392
Ricoh Company, Ltd.	113,600	1,190,671
Samsung Electronics Company, Ltd.	259,538	11,282,282
Seagate Technology PLC	56,801	3,041,126
Seiko Epson Corp.	47,369	809,567

Strategic Equity Allocation Fund (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Technology hardware, storage and peripherals (continued)
Stratasys, Ltd. (A)(C)	6,138	$153,143
Super Micro Computer, Inc. (A)	4,650	95,372
USA Technologies, Inc. (A)	6,208	100,880
Western Digital Corp.	56,590	3,578,752
Wistron Corp.	470,581	333,325
Xerox Corp.	32,896	916,483
		265,766,652
		1,495,195,405
Materials – 4.7%
Chemicals – 2.4%
A Schulman, Inc. (D)	3,214	6,139
Advanced Emissions Solutions, Inc. (C)	2,555	29,178
AdvanSix, Inc. (A)	3,617	122,399
AgroFresh Solutions, Inc. (A)	4,531	30,131
Air Liquide SA	72,216	9,088,524
Air Products & Chemicals, Inc.	33,973	5,649,370
Air Water, Inc.	25,200	451,680
Akzo Nobel NV	25,513	2,387,286
Albemarle Corp.	15,494	1,479,987
American Vanguard Corp.	3,522	77,132
Arkema SA	11,450	1,436,369
Asahi Kasei Corp.	213,900	3,134,389
Ashland Global Holdings, Inc.	16,327	1,374,733
Balchem Corp.	3,802	421,604
BASF SE	99,275	9,173,559
Cabot Corp.	16,175	1,050,081
CF Industries Holdings, Inc.	37,340	1,939,813
Chase Corp.	852	105,605
Chr. Hansen Holding A/S	18,314	1,862,511
Clariant AG (A)	26,213	654,872
Covestro AG (B)	20,873	1,777,157
Croda International PLC	19,023	1,258,958
Daicel Corp.	44,500	503,173
DowDuPont, Inc.	356,922	25,030,940
Eastman Chemical Company	22,700	2,202,581
Ecolab, Inc.	40,261	6,058,475
EMS-Chemie Holding AG	1,025	647,350
Evonik Industries AG	17,664	658,288
Ferro Corp. (A)	10,045	220,488
FMC Corp.	21,859	1,867,852
Formosa Chemicals & Fibre Corp.	588,471	2,358,258
Formosa Plastics Corp.	745,040	2,731,228
Frutarom Industries, Ltd.	1,977	201,573
FutureFuel Corp.	3,383	50,170
GCP Applied Technologies, Inc. (A)	8,567	215,888
Givaudan SA	1,201	2,920,775
Grupa Azoty SA	5,551	56,919
Hawkins, Inc.	1,343	55,466
HB Fuller Company	5,959	339,603
Hitachi Chemical Company, Ltd.	17,600	368,946
Incitec Pivot, Ltd.	266,934	752,874
Indorama Ventures PCL	161,300	295,855
Ingevity Corp. (A)	4,977	502,727
Innophos Holdings, Inc.	2,323	101,538
Innospec, Inc.	2,873	222,945
International Flavors & Fragrances, Inc.	11,526	1,501,723
Intrepid Potash, Inc. (A)	11,804	40,134
Israel Chemicals, Ltd.	37,137	216,997
Johnson Matthey PLC	28,215	1,281,370
JSR Corp.	32,600	632,377
K+S AG	20,741	471,821
Kaneka Corp.	42,000	383,335
Kansai Paint Company, Ltd.	30,000	592,914
KMG Chemicals, Inc.	1,723	133,498

The accompanying notes are an integral part of the financial statements.	100

John Hancock Funds II
Portfolio of Investments — August 31, 2018 (showing percentage of total net assets)

Strategic Equity Allocation Fund (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Chemicals (continued)
Koninklijke DSM NV	18,429	$1,936,722
Koppers Holdings, Inc. (A)	2,465	87,384
Kraton Corp. (A)	3,663	172,271
Kronos Worldwide, Inc.	2,740	55,156
Kumho Petrochemical Company, Ltd.	981	89,826
Kuraray Company, Ltd.	54,100	784,058
LANXESS AG	9,401	738,401
LG Chem, Ltd.	2,523	828,805
Linde AG	12,310	2,482,446
Linde AG	9,071	2,065,299
Lotte Chemical Corp.	917	260,317
LyondellBasell Industries NV, Class A	48,764	5,499,604
Methanex Corp.	10,956	799,410
Mexichem SAB de CV	180,380	608,686
Minerals Technologies, Inc.	13,443	902,697
Mitsubishi Chemical Holdings Corp.	216,850	1,942,920
Mitsubishi Gas Chemical Company, Inc.	27,500	571,667
Mitsui Chemicals, Inc.	31,200	806,369
Nan Ya Plastics Corp.	863,610	2,403,259
NewMarket Corp.	2,406	964,902
Nippon Paint Holdings Company, Ltd.	24,800	980,269
Nissan Chemical Industries, Ltd.	21,700	1,034,477
Nitto Denko Corp.	27,944	2,168,901
Novozymes A/S, B Shares	42,430	2,329,095
Nutrien, Ltd.	102,253	5,746,540
OCI Company, Ltd.	953	98,834
Olin Corp.	43,750	1,344,438
OMNOVA Solutions, Inc. (A)	5,672	51,332
Orica, Ltd.	60,271	763,628
Petkim Petrokimya Holding AS	32,683	27,448
Petronas Chemicals Group BHD	122,045	280,543
PolyOne Corp.	30,340	1,282,168
PPG Industries, Inc.	37,328	4,126,237
PQ Group Holdings, Inc. (A)	4,387	78,089
Praxair, Inc.	42,983	6,799,481
PTT Global Chemical PCL	10,300	25,743
PTT Global Chemical PCL, Foreign
Quota Shares	204,711	511,641
Quaker Chemical Corp.	1,535	276,515
Rayonier Advanced Materials, Inc.	6,145	128,431
RPM International, Inc.	34,989	2,361,758
Sasol, Ltd.	22,269	872,262
Sensient Technologies Corp.	16,052	1,140,013
Shin-Etsu Chemical Company, Ltd.	61,937	5,801,523
Sika AG	16,844	2,494,699
Sinopec Shanghai Petrochemical
Company, Ltd., H Shares	467,999	275,106
Solvay SA	10,749	1,431,185
Stepan Company	2,417	215,621
Sumitomo Chemical Company, Ltd.	252,000	1,430,305
Symrise AG	13,281	1,240,139
Taiyo Nippon Sanso Corp.	22,000	323,831
Teijin, Ltd.	30,200	597,988
The Chemours Company	46,549	2,029,536
The Mosaic Company	49,649	1,552,524
The Scotts Miracle-Gro Company	10,140	757,661
The Sherwin-Williams Company	12,428	5,661,948
Toray Industries, Inc.	234,900	1,758,149
Tosoh Corp.	44,100	691,940
Trecora Resources (A)	2,761	38,654
Tredegar Corp.	3,137	68,857
Trinseo SA	5,112	394,391
Tronox, Ltd., Class A	11,110	179,871
Umicore SA	30,307	1,690,501
Valvoline, Inc.	51,199	1,101,802

Strategic Equity Allocation Fund (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Chemicals (continued)
Yara International ASA	33,078	$1,522,028
		184,815,859
Construction materials – 0.3%
Anhui Conch Cement Company, Ltd.,
H Shares	162,610	991,991
Asia Cement Corp.	363,687	495,945
BBMG Corp., H Shares	294,000	109,516
Boral, Ltd.	187,357	943,122
Cementos Argos SA	66,120	195,789
Cemex SAB de CV (A)	2,490,888	1,765,307
China National Building Material
Company, Ltd., H Shares	513,900	481,532
China Resources Cement Holdings, Ltd.	334,000	390,591
CRH PLC	124,751	4,138,513
Eagle Materials, Inc.	12,552	1,158,926
Fletcher Building, Ltd.	89,954	378,611
Grupo Argos SA	46,875	293,916
HeidelbergCement AG	16,094	1,281,353
Imerys SA	5,939	426,850
Indocement Tunggal Prakarsa Tbk PT	220,120	264,842
James Hardie Industries PLC	70,239	1,069,441
LafargeHolcim, Ltd. (A)	63,463	3,087,145
Martin Marietta Materials, Inc.	9,032	1,794,839
Semen Indonesia Persero Tbk PT	356,092	228,574
Summit Materials, Inc., Class A (A)	13,266	282,168
Taiheiyo Cement Corp.	20,500	619,797
Taiwan Cement Corp.	701,600	968,436
The Siam Cement PCL	1,900	26,247
The Siam Cement PCL, Foreign
Quota Shares	33,963	469,177
U.S. Concrete, Inc. (A)(C)	1,932	93,122
Vulcan Materials Company	19,922	2,207,358
		24,163,108
Containers and packaging – 0.3%
Amcor, Ltd.	184,457	1,897,984
AptarGroup, Inc.	16,323	1,709,181
Avery Dennison Corp.	14,338	1,508,071
Ball Corp.	54,614	2,287,234
Bemis Company, Inc.	23,804	1,173,061
CCL Industries, Inc., Class B	24,041	1,158,205
Greif, Inc., Class A	9,775	539,385
Greif, Inc., Class B	699	39,738
International Paper Company	64,836	3,315,713
Klabin SA	102,842	539,068
Myers Industries, Inc.	3,767	83,816
Owens-Illinois, Inc. (A)	42,309	747,600
Packaging Corp. of America	13,489	1,482,711
Sealed Air Corp.	28,575	1,146,143
Silgan Holdings, Inc.	19,389	528,350
Smurfit Kappa Group PLC	33,438	1,365,592
Sonoco Products Company	26,050	1,459,842
Toyo Seikan Group Holdings, Ltd.	25,800	488,328
UFP Technologies, Inc. (A)	974	34,334
WestRock Company	40,529	2,232,337
		23,736,693
Metals and mining – 1.5%
Agnico Eagle Mines, Ltd.	37,009	1,275,605
AK Steel Holding Corp. (A)(C)	37,617	167,019
Allegheny Technologies, Inc. (A)(C)	47,748	1,290,628
Alumina, Ltd.	388,312	803,569
Aluminum Corp. of China, Ltd., H
Shares (A)	495,980	207,877
Angang Steel Company, Ltd., H Shares (C)	136,000	133,994
Anglo American Platinum, Ltd.	1,880	55,057

The accompanying notes are an integral part of the financial statements.	101

John Hancock Funds II
Portfolio of Investments — August 31, 2018 (showing percentage of total net assets)

Strategic Equity Allocation Fund (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Metals and mining (continued)
Anglo American PLC	153,645	$3,085,371
AngloGold Ashanti, Ltd.	16,063	128,306
Antofagasta PLC	56,931	596,354
ArcelorMittal	112,137	3,382,172
Barrick Gold Corp.	185,542	1,898,073
BHP Billiton PLC	307,982	6,589,135
BHP Billiton, Ltd.	513,446	12,334,196
BlueScope Steel, Ltd.	88,943	1,107,063
Boliden AB	40,757	1,067,294
Carpenter Technology Corp.	17,806	1,062,484
Century Aluminum Company (A)	6,005	75,783
China Molybdenum Company, Ltd.,
H Shares	535,900	220,216
China Steel Corp.	2,084,958	1,706,660
China Zhongwang Holdings, Ltd.	206,400	96,850
Cia de Minas Buenaventura SAA, ADR	17,400	219,066
Cia Siderurgica Nacional SA (A)	91,966	198,242
Cleveland-Cliffs, Inc. (A)	35,275	354,514
Coeur Mining, Inc. (A)	21,949	124,670
Commercial Metals Company	44,360	958,176
Compass Minerals International, Inc. (C)	12,871	805,081
Eregli Demir ve Celik Fabrikalari TAS	57,325	103,509
First Quantum Minerals, Ltd.	109,779	1,377,075
Fortescue Metals Group, Ltd.	249,582	687,728
Franco-Nevada Corp.	29,517	1,886,826
Freeport-McMoRan, Inc.	205,758	2,890,900
Fresnillo PLC	31,021	361,062
Glencore PLC (A)	1,684,780	6,863,914
Gold Fields, Ltd.	31,297	77,298
Gold Resource Corp.	6,733	34,742
Goldcorp, Inc.	137,979	1,490,808
Grupo Mexico SAB de CV, Series B	598,600	1,751,755
Havilah Mining Corp. (A)	2,060	479
Haynes International, Inc.	1,560	61,464
Hecla Mining Company	53,332	151,463
Hitachi Metals, Ltd.	36,300	419,286
Hyundai Steel Company	4,264	203,949
Industrias Penoles SAB de CV	23,360	395,751
Jastrzebska Spolka Weglowa SA (A)	6,172	128,295
JFE Holdings, Inc.	83,300	1,820,865
Jiangxi Copper Company, Ltd., H Shares	157,225	186,489
Kaiser Aluminum Corp.	1,929	211,399
KGHM Polska Miedz SA (A)	16,482	403,236
Kinross Gold Corp. (A)	199,205	595,325
Kobe Steel, Ltd.	52,500	439,508
Korea Zinc Company, Ltd.	442	160,922
Kumba Iron Ore, Ltd.	2,659	47,934
Lundin Mining Corp.	107,233	511,103
Maruichi Steel Tube, Ltd.	8,600	263,549
Materion Corp.	2,375	151,525
Mitsubishi Materials Corp.	17,800	481,313
MMG, Ltd. (A)	304,000	152,543
Newcrest Mining, Ltd.	121,468	1,685,013
Newmont Mining Corp.	80,968	2,512,437
Nippon Steel & Sumitomo Metal Corp.	128,778	2,588,640
Norsk Hydro ASA	249,233	1,374,203
Nucor Corp.	47,435	2,964,688
Olympic Steel, Inc.	1,247	27,484
POSCO	4,278	1,248,233
Press Metal Aluminium Holdings BHD	72,600	87,784
Randgold Resources, Ltd.	13,429	876,391
Reliance Steel & Aluminum Company	18,926	1,663,406
Rio Tinto PLC	175,310	8,325,888
Rio Tinto, Ltd.	65,834	3,440,103
Royal Gold, Inc.	17,126	1,306,029

Strategic Equity Allocation Fund (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Metals and mining (continued)
Ryerson Holding Corp. (A)	2,083	$21,663
Schnitzer Steel Industries, Inc., Class A	3,137	82,660
South32, Ltd.	827,131	2,068,763
Southern Copper Corp. (C)	8,800	384,032
Steel Dynamics, Inc.	61,730	2,822,913
Sumitomo Metal Mining Company, Ltd.	39,400	1,271,210
SunCoke Energy, Inc. (A)	7,821	87,282
Synalloy Corp.	1,214	27,861
Tahoe Resources, Inc. (A)	36,789	126,554
Teck Resources, Ltd., Class B	81,774	1,842,891
thyssenkrupp AG	47,072	1,087,709
TimkenSteel Corp. (A)	4,914	68,845
Turquoise Hill Resources, Ltd. (A)	168,387	390,968
United States Steel Corp.	46,256	1,372,878
Universal Stainless & Alloy
Products, Inc. (A)	995	30,129
Vale SA	467,971	6,160,567
voestalpine AG	16,819	755,985
Warrior Met Coal, Inc.	4,166	100,192
Wheaton Precious Metals Corp.	70,628	1,210,147
Worthington Industries, Inc.	16,354	761,769
Zhaojin Mining Industry Company, Ltd.,
H Shares	132,000	102,956
Zijin Mining Group Company, Ltd.,
H Shares	721,229	269,496
		113,403,239
Paper and forest products – 0.2%
Boise Cascade Company	4,596	200,845
Clearwater Paper Corp. (A)	2,098	60,947
Domtar Corp.	16,439	836,745
Empresas CMPC SA	183,545	716,599
Fibria Celulose SA	36,656	712,583
Indah Kiat Pulp & Paper Corp. Tbk PT	326,800	424,014
KapStone Paper and Packaging Corp.	10,340	355,179
Lee & Man Paper Manufacturing, Ltd.	198,000	189,981
Louisiana-Pacific Corp.	55,121	1,607,328
Mondi PLC	53,363	1,487,025
Mondi, Ltd.	4,804	134,042
Neenah, Inc.	1,940	177,025
Nine Dragons Paper Holdings, Ltd.	228,900	259,937
Oji Holdings Corp.	146,000	999,267
PH Glatfelter Company	5,294	101,804
Sappi, Ltd.	18,620	127,179
Schweitzer-Mauduit International, Inc.	3,653	148,641
Stora Enso OYJ, R Shares	78,537	1,461,731
Suzano Papel e Celulose SA	65,309	758,579
UPM-Kymmene OYJ	76,062	2,934,051
Verso Corp., Class A (A)	4,056	127,318
West Fraser Timber Company, Ltd.	9,927	658,529
		14,479,349
		360,598,248
Real estate – 3.5%
Equity real estate investment trusts – 2.7%
Acadia Realty Trust	9,478	270,313
Agree Realty Corp.	3,401	194,095
Alexander & Baldwin, Inc.	25,903	607,943
Alexander’s, Inc.	244	88,067
Alexandria Real Estate Equities, Inc.	16,026	2,056,937
American Assets Trust, Inc.	4,533	179,054
American Campus Communities, Inc.	35,763	1,499,543
American Tower Corp.	73,575	10,971,504
Americold Realty Trust	6,258	155,824
Apartment Investment & Management
Company, Class A	27,800	1,217,640

The accompanying notes are an integral part of the financial statements.	102

John Hancock Funds II
Portfolio of Investments — August 31, 2018 (showing percentage of total net assets)

Strategic Equity Allocation Fund (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Equity real estate investment trusts (continued)
Armada Hoffler Properties, Inc.	5,542	$86,400
Ascendas Real Estate Investment Trust	142,500	284,366
Ashford Hospitality Trust, Inc.	10,606	68,833
AvalonBay Communities, Inc.	22,266	4,081,135
Bluerock Residential Growth REIT, Inc.	3,744	37,028
Boston Properties, Inc.	25,315	3,302,342
Braemar Hotels & Resorts, Inc.	3,899	45,033
Camden Property Trust	24,274	2,307,486
CapitaLand Commercial Trust	143,300	184,865
CapitaLand Mall Trust	139,900	218,256
CareTrust REIT, Inc.	9,100	167,895
CatchMark Timber Trust, Inc., Class A	6,321	79,265
CBL & Associates Properties, Inc.	20,907	93,245
Cedar Realty Trust, Inc.	11,707	52,330
Chatham Lodging Trust	5,397	115,766
Chesapeake Lodging Trust	6,982	229,778
City Office REIT, Inc.	4,704	60,729
Clipper Realty, Inc.	2,614	31,891
Community Healthcare Trust, Inc.	2,254	69,942
CoreCivic, Inc.	45,073	1,166,940
CorEnergy Infrastructure Trust, Inc.	1,569	58,728
CorePoint Lodging, Inc.	4,774	99,538
CoreSite Realty Corp.	9,015	1,049,977
Corporate Office Properties Trust	26,726	822,626
Cousins Properties, Inc.	159,105	1,487,632
Covivio	6,128	640,949
Crown Castle International Corp.	68,806	7,845,948
CyrusOne, Inc.	25,932	1,736,407
Daiwa House REIT Investment Corp.	280	649,366
Dexus	162,519	1,254,663
DiamondRock Hospitality Company	23,462	280,606
Digital Realty Trust, Inc.	32,912	4,090,303
Douglas Emmett, Inc.	41,790	1,632,317
Duke Realty Corp.	57,881	1,649,030
Easterly Government Properties, Inc.	5,331	107,953
EastGroup Properties, Inc.	3,952	384,411
Education Realty Trust, Inc.	29,904	1,237,428
Emlak Konut Gayrimenkul Yatirim
Ortakligi AS	73,819	20,673
EPR Properties	16,918	1,187,305
Equinix, Inc.	13,113	5,718,973
Equity Residential	60,304	4,085,596
Essex Property Trust, Inc.	11,603	2,857,587
Extra Space Storage, Inc.	22,178	2,045,033
Farmland Partners, Inc.	5,299	37,411
Federal Realty Investment Trust	12,588	1,644,119
Fibra Uno Administracion SA de CV	575,900	753,589
First Industrial Realty Trust, Inc.	47,191	1,531,820
Fortress REIT, Ltd., Class A	38,256	42,927
Fortress REIT, Ltd., Class B	41,454	44,559
Four Corners Property Trust, Inc.	7,124	191,921
Franklin Street Properties Corp.	12,898	110,536
Front Yard Residential Corp.	6,660	81,385
Gecina SA	7,558	1,299,395
Getty Realty Corp.	3,799	110,589
Gladstone Commercial Corp.	3,839	76,434
Gladstone Land Corp.	2,373	32,510
Global Net Lease, Inc.	8,209	178,053
Goodman Group	258,933	1,994,349
Government Properties Income Trust	12,000	202,920
Gramercy Property Trust	18,924	517,571
Growthpoint Properties, Ltd.	113,853	197,096
H&R Real Estate Investment Trust	27,625	429,934
Hammerson PLC	115,223	705,645
HCP, Inc.	76,098	2,056,929

Strategic Equity Allocation Fund (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Equity real estate investment trusts (continued)
Healthcare Realty Trust, Inc.	47,162	$1,460,136
Hersha Hospitality Trust	4,178	98,601
Highwoods Properties, Inc.	27,060	1,345,964
Hospitality Properties Trust	43,001	1,246,599
Host Hotels & Resorts, Inc.	116,431	2,506,759
Hyprop Investments, Ltd.	9,736	67,582
ICADE	5,451	531,695
Independence Realty Trust, Inc.	10,745	110,996
Industrial Logistics Properties Trust	2,436	58,635
InfraREIT, Inc.	5,193	108,482
Innovative Industrial Properties, Inc.	796	36,138
Investors Real Estate Trust	15,220	82,949
Iron Mountain, Inc.	44,436	1,604,140
iStar, Inc.	7,353	82,280
Japan Prime Realty Investment Corp.	133	481,115
Japan Real Estate Investment Corp.	216	1,148,998
Japan Retail Fund Investment Corp.	427	772,732
JBG SMITH Properties	24,381	913,312
Jernigan Capital, Inc.	1,949	38,999
Kilroy Realty Corp.	25,861	1,891,474
Kimco Realty Corp.	71,169	1,217,702
Kite Realty Group Trust	10,103	176,600
Klepierre SA	34,279	1,232,091
Lamar Advertising Company, Class A	21,989	1,694,252
Land Securities Group PLC	107,204	1,276,063
LaSalle Hotel Properties	41,876	1,470,266
Lexington Realty Trust	26,205	244,755
Liberty Property Trust	38,667	1,691,681
Life Storage, Inc.	12,171	1,187,890
Link REIT	311,425	3,104,077
LTC Properties, Inc.	4,635	215,296
Mack-Cali Realty Corp.	34,422	751,776
MedEquities Realty Trust, Inc.	4,389	47,006
Medical Properties Trust, Inc.	95,429	1,436,206
Mid-America Apartment Communities, Inc.	19,559	2,025,530
Mirvac Group	591,402	1,036,139
Monmouth Real Estate Investment Corp.	9,006	156,614
National Health Investors, Inc.	4,655	368,909
National Retail Properties, Inc.	40,253	1,855,261
National Storage Affiliates Trust	5,870	166,473
New Senior Investment Group, Inc.	9,728	61,676
NexPoint Residential Trust, Inc.	2,104	67,959
Nippon Building Fund, Inc.	222	1,292,404
Nippon Prologis REIT, Inc.	280	545,407
Nomura Real Estate Master Fund, Inc.	637	887,431
NorthStar Realty Europe Corp.	5,706	78,286
Omega Healthcare Investors, Inc.	51,962	1,717,344
One Liberty Properties, Inc.	2,046	58,904
Pebblebrook Hotel Trust	7,998	308,803
Pennsylvania Real Estate Investment Trust	8,399	85,670
Physicians Realty Trust	21,781	380,950
Piedmont Office Realty Trust, Inc.,
Class A	14,698	291,608
PotlatchDeltic Corp.	23,043	1,112,977
Preferred Apartment Communities, Inc.,
Class A	4,772	85,037
Prologis, Inc.	104,490	7,019,638
PS Business Parks, Inc.	2,276	296,859
Public Storage	24,726	5,256,253
QTS Realty Trust, Inc., Class A	6,066	277,398
Ramco-Gershenson Properties Trust	9,405	131,294
Rayonier, Inc.	33,855	1,179,170
Realty Income Corp.	48,548	2,843,456
Redefine Properties, Ltd.	199,162	140,272
Regency Centers Corp.	24,898	1,644,015
The accompanying notes are an integral part of the financial statements.	103

John Hancock Funds II
Portfolio of Investments — August 31, 2018 (showing percentage of total net assets)

Strategic Equity Allocation Fund (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Equity real estate investment trusts (continued)
Resilient REIT, Ltd.	12,415	$48,127
Retail Opportunity Investments Corp.	13,251	261,575
Rexford Industrial Realty, Inc.	9,501	308,783
RioCan Real Estate Investment Trust	29,377	568,631
RLJ Lodging Trust	20,434	447,709
Ryman Hospitality Properties, Inc.	5,212	462,461
Sabra Health Care REIT, Inc.	67,735	1,597,191
Saul Centers, Inc.	1,431	85,860
SBA Communications Corp. (A)	18,099	2,809,508
Scentre Group	852,554	2,524,101
Segro PLC	144,924	1,239,093
Select Income REIT	7,618	156,550
Senior Housing Properties Trust	62,174	1,188,145
Seritage Growth Properties, Class A	3,802	195,727
Simon Property Group, Inc.	51,671	9,457,343
SL Green Realty Corp.	15,813	1,650,877
SmartCentres Real Estate Investment Trust	13,826	327,904
Spirit MTA REIT (A)	5,432	58,231
STAG Industrial, Inc.	11,600	334,892
Stockland	389,822	1,159,823
Summit Hotel Properties, Inc.	12,477	171,309
Sunstone Hotel Investors, Inc.	26,446	443,764
Suntec Real Estate Investment Trust	120,700	164,428
Tanger Factory Outlet Centers, Inc.	35,489	853,865
Taubman Centers, Inc.	15,958	1,031,046
Terreno Realty Corp.	6,481	248,935
The British Land Company PLC	135,122	1,114,439
The GEO Group, Inc.	46,568	1,181,430
The GPT Group	287,703	1,070,169
The Macerich Company	20,896	1,227,431
Tier REIT, Inc.	5,493	130,953
UDR, Inc.	41,462	1,657,236
UMH Properties, Inc.	4,283	68,357
Unibail-Rodamco-Westfield (A)	8,864	1,862,289
Unibail-Rodamco-Westfield	9,903	2,079,702
Unibail-Rodamco-Westfield (Amsterdam
Stock Exchange) (A)	90,130	941,290
United Urban Investment Corp.	473	746,369
Uniti Group, Inc.	43,213	899,695
Universal Health Realty Income Trust	1,563	119,179
Urban Edge Properties	40,619	928,550
Urstadt Biddle Properties, Inc., Class A	3,636	82,719
Ventas, Inc.	61,996	3,711,701
Vicinity Centres	525,331	1,047,617
Vornado Realty Trust	26,764	2,060,828
Washington Prime Group, Inc.	22,524	174,336
Washington Real Estate Investment Trust	9,302	293,571
Weingarten Realty Investors	31,183	964,490
Welltower, Inc.	61,419	4,097,261
Weyerhaeuser Company	125,867	4,368,844
Whitestone REIT	4,900	66,836
Xenia Hotels & Resorts, Inc.	12,600	305,676
		203,809,016
Real estate management and development – 0.8%
Aeon Mall Company, Ltd.	17,300	289,212
Agile Group Holdings, Ltd.	216,400	353,939
Altisource Portfolio Solutions SA (A)(C)	1,241	44,862
Ayala Land, Inc.	1,648,700	1,372,806
Azrieli Group, Ltd.	1,970	102,311
BR Malls Participacoes SA (A)	121,119	272,087
Brookfield Property Partners LP	37,924	757,722
Bumi Serpong Damai Tbk PT (A)	1,058,600	86,346
CapitaLand, Ltd.	151,000	377,435
CBRE Group, Inc., Class A (A)	51,142	2,496,241
Central Pattana PCL	25,000	63,011

Strategic Equity Allocation Fund (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Real estate management and development (continued)
Central Pattana PCL, Foreign Quota Shares	109,100	$274,981
China Evergrande Group (C)	348,335	1,251,880
China Jinmao Holdings Group, Ltd.	724,300	341,984
China Overseas Land & Investment, Ltd.	508,997	1,613,279
China Resources Land, Ltd.	366,705	1,279,159
China Vanke Company, Ltd., H Shares	167,100	579,737
CIFI Holdings Group Company, Ltd.	430,000	249,752
City Developments, Ltd.	24,400	164,998
CK Asset Holdings, Ltd.	372,698	2,657,982
Consolidated-Tomoka Land Company	590	37,040
Country Garden Holdings Company, Ltd.	1,006,767	1,500,885
Daito Trust Construction Company, Ltd.	12,200	1,828,589
Daiwa House Industry Company, Ltd.	95,900	2,921,501
Dalian Wanda Commercial Properties
Company, Ltd., H Shares (A)(B)	37,400	251,597
Deutsche Wohnen SE	38,101	1,926,139
First Capital Realty, Inc.	32,217	504,610
Forestar Group, Inc. (A)	1,334	34,284
FRP Holdings, Inc. (A)	890	58,117
Fullshare Holdings, Ltd. (A)(C)	940,600	376,456
Future Land Development Holdings, Ltd.	224,000	173,561
Greentown China Holdings, Ltd.	109,000	109,842
Guangzhou R&F Properties
Company, Ltd., H Shares	121,500	245,537
Hang Lung Group, Ltd.	126,000	353,322
Hang Lung Properties, Ltd.	287,000	567,156
Henderson Land Development
Company, Ltd.	187,706	993,227
HFF, Inc., Class A	4,471	203,028
Highwealth Construction Corp.	140,687	228,561
Hongkong Land Holdings, Ltd.	167,300	1,158,071
Hulic Company, Ltd.	50,500	477,807
Hysan Development Company, Ltd.	88,557	454,413
IOI Properties Group BHD	94,133	40,081
Jiayuan International Group, Ltd.	124,000	247,787
Jones Lang LaSalle, Inc.	11,902	1,815,293
Kaisa Group Holdings, Ltd.	267,000	99,473
Kennedy-Wilson Holdings, Inc.	14,893	319,455
Kerry Properties, Ltd.	92,768	351,806
KWG Group Holdings, Ltd.	159,000	170,356
Land & Houses PCL	294,000	101,529
LendLease Group	93,320	1,376,267
Logan Property Holdings Company, Ltd.	172,000	215,205
Longfor Group Holdings, Ltd.	196,900	547,682
Marcus & Millichap, Inc. (A)	2,296	83,597
Megaworld Corp.	2,604,300	223,656
Mitsubishi Estate Company, Ltd.	198,500	3,291,627
Mitsui Fudosan Company, Ltd.	149,904	3,429,928
Multiplan Empreendimentos
Imobiliarios SA	40,801	186,620
NEPI Rockcastle PLC	15,595	148,516
New World Development Company, Ltd.	862,257	1,152,438
Newmark Group, Inc., Class A	2,898	37,239
Nomura Real Estate Holdings, Inc.	21,200	459,240
Pakuwon Jati Tbk PT	2,067,200	72,282
RE/MAX Holdings, Inc., Class A	2,111	103,967
Redfin Corp. (A)(C)	8,928	176,864
Robinsons Land Corp.	477,500	190,348
Ruentex Development Company, Ltd.	163,800	184,457
Shanghai Lujiazui Finance & Trade Zone
Development Company, Ltd., B Shares	115,426	155,870
Shenzhen Investment, Ltd.	406,000	133,034
Shimao Property Holdings, Ltd.	160,200	478,417
Shui On Land, Ltd.	456,500	108,872
Sime Darby Property BHD	169,800	51,976

The accompanying notes are an integral part of the financial statements.	104

John Hancock Funds II
Portfolio of Investments — August 31, 2018 (showing percentage of total net assets)

Strategic Equity Allocation Fund (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Real estate management and development (continued)
Sino Land Company, Ltd.	459,075	$778,313
Sino-Ocean Group Holding, Ltd.	382,058	194,390
SM Prime Holdings, Inc.	2,265,100	1,653,263
SOHO China, Ltd.	261,600	105,047
SP Setia BHD Group	81,800	52,284
Sumitomo Realty & Development
Company, Ltd.	59,983	2,076,220
Sun Hung Kai Properties, Ltd.	227,500	3,378,213
Sunac China Holdings, Ltd.	319,600	1,048,763
Swire Pacific, Ltd., Class A	71,000	803,555
Swire Properties, Ltd.	166,400	654,194
Swiss Prime Site AG (A)	8,955	825,181
Tejon Ranch Company (A)	2,625	58,354
The RMR Group, Inc., Class A	781	73,765
The St. Joe Company (A)	4,611	79,309
The Wharf Holdings, Ltd.	173,125	494,402
Tokyo Tatemono Company, Ltd.	33,100	405,480
Tokyu Fudosan Holdings Corp.	86,800	590,802
UOL Group, Ltd.	30,300	152,530
Vonovia SE	52,308	2,683,116
Wharf Real Estate Investment
Company, Ltd.	173,125	1,148,658
Wheelock & Company, Ltd.	116,000	728,374
Yuexiu Property Company, Ltd.	858,000	155,393
Yuzhou Properties Company, Ltd.	211,000	112,281
		63,239,236
		267,048,252
Telecommunication services – 2.4%
Diversified telecommunication services – 1.6%
AT&T, Inc.	1,115,896	35,641,718
ATN International, Inc.	1,271	93,075
BCE, Inc.	26,392	1,076,510
Bezeq The Israeli Telecommunication
Corp., Ltd.	105,931	126,591
BT Group PLC	1,231,049	3,475,388
CenturyLink, Inc.	148,939	3,181,337
China Communications Services Corp.,
Ltd., H Shares	300,700	249,127
China Telecom Corp., Ltd., H Shares	1,828,996	860,181
China Unicom Hong Kong, Ltd.	808,316	942,711
Chunghwa Telecom Company, Ltd.	631,479	2,231,891
Cincinnati Bell, Inc. (A)	5,616	73,008
Cogent Communications Holdings, Inc.	4,886	267,264
Consolidated Communications
Holdings, Inc. (C)	8,706	102,818
Deutsche Telekom AG (A)	359,002	5,789,496
Elisa OYJ	19,957	853,872
Frontier Communications Corp. (C)	10,004	52,021
HKT Trust & HKT, Ltd.	531,322	686,549
Iliad SA	4,461	575,894
Intelsat SA (A)	4,755	104,467
Iridium Communications, Inc. (A)	11,372	230,283
Koninklijke KPN NV	333,923	853,028
LG Uplus Corp.	1,136	16,018
Nippon Telegraph & Telephone Corp.	116,500	5,183,198
O2 Czech Republic AS	7,182	84,863
Ooma, Inc. (A)	2,522	40,352
Orange Polska SA (A)	74,031	97,172
Orange SA	335,686	5,434,626
ORBCOMM, Inc. (A)	9,178	99,031
PCCW, Ltd.	591,000	314,082
pdvWireless, Inc. (A)	1,341	40,297
Proximus SADP	22,026	507,386
Singapore Telecommunications, Ltd.	175,950	414,198

Strategic Equity Allocation Fund (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Diversified telecommunication services (continued)
Singapore Telecommunications, Ltd.	300,050	$710,825
Spark New Zealand, Ltd.	191,289	505,046
Swisscom AG	3,350	1,495,226
Telecom Italia SpA (A)	818,438	521,198
Telecom Italia SpA	417,390	232,321
Telefonica Deutschland Holding AG	79,376	330,216
Telefonica SA	705,335	5,706,633
Telekom Malaysia BHD	63,518	51,120
Telekomunikasi Indonesia Persero Tbk PT	6,178,160	1,467,455
Telenor ASA	138,049	2,596,866
Telia Company AB	423,010	1,876,235
Telkom SA SOC, Ltd.	10,047	34,378
Telstra Corp., Ltd.	667,343	1,491,288
TELUS Corp.	33,254	1,233,074
Tower Bersama Infrastructure Tbk PT	267,500	100,859
TPG Telecom, Ltd.	58,805	365,511
True Corp. PCL	218,800	44,805
True Corp. PCL, Foreign Quota Shares	733,800	150,265
Verizon Communications, Inc.	633,679	34,453,127
Vonage Holdings Corp. (A)	25,951	367,985
		123,432,885
Wireless telecommunication services – 0.8%
1&1 Drillisch AG	5,709	289,038
Advanced Info Service PCL	97,000	598,763
America Movil SAB de CV, Series L	5,747,800	4,834,647
Axiata Group BHD	152,853	178,023
Boingo Wireless, Inc. (A)	4,891	161,794
China Mobile, Ltd.	811,170	7,629,473
DiGi.Com BHD	170,820	195,340
Empresa Nacional de
Telecomunicaciones SA	19,671	161,766
Far EasTone Telecommunications
Company, Ltd.	260,595	621,593
Globe Telecom, Inc.	7,685	304,222
KDDI Corp.	305,067	8,065,920
Maxis BHD	128,860	180,958
Millicom International Cellular SA	9,630	554,583
MTN Group, Ltd. (C)	67,477	408,556
NII Holdings, Inc. (A)	10,806	62,026
NTT DOCOMO, Inc.	229,600	5,950,249
PLAY Communications SA (B)	13,083	76,474
PLDT, Inc.	18,790	490,741
Rogers Communications, Inc., Class B	58,321	3,021,966
Shenandoah Telecommunications Company	5,569	212,457
SK Telecom Company, Ltd.	1,081	254,525
SoftBank Group Corp.	139,226	12,890,556
Spok Holdings, Inc.	2,634	40,432
Taiwan Mobile Company, Ltd.	264,000	919,873
Tele2 AB, B Shares	55,292	682,021
Telephone & Data Systems, Inc.	24,290	729,672
TIM Participacoes SA	123,289	372,007
Turkcell Iletisim Hizmetleri AS	44,422	71,492
Vodacom Group, Ltd.	23,605	203,009
Vodafone Group PLC	3,894,552	8,298,663
		58,460,839
		181,893,724
Utilities – 2.8%
Electric utilities – 1.5%
ALLETE, Inc.	19,442	1,459,705
Alliant Energy Corp.	35,706	1,529,645
American Electric Power Company, Inc.	74,097	5,314,978
AusNet Services	279,642	331,441
Centrais Eletricas Brasileiras SA (A)	32,800	127,396
CEZ AS	17,016	431,346

The accompanying notes are an integral part of the financial statements.	105

John Hancock Funds II
Portfolio of Investments — August 31, 2018 (showing percentage of total net assets)

Strategic Equity Allocation Fund (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Electric utilities (continued)
Chubu Electric Power Company, Inc.	102,700	$1,491,406
CK Infrastructure Holdings, Ltd.	94,000	687,849
CLP Holdings, Ltd.	235,500	2,767,487
Duke Energy Corp.	107,445	8,728,832
Edison International	50,220	3,300,961
EDP - Energias de Portugal SA	347,421	1,356,587
EDP - Energias do Brasil SA	44,032	144,968
El Paso Electric Company	4,776	292,769
Electricite de France SA	98,733	1,616,121
Emera, Inc.	11,255	356,106
Endesa SA	48,059	1,075,240
Enel Americas SA	4,203,746	624,715
Enel Chile SA	4,044,037	395,406
Enel SpA	579,853	2,866,758
Entergy Corp.	26,709	2,232,605
Equatorial Energia SA	24,278	339,753
Evergy, Inc.	39,686	2,264,086
Eversource Energy	48,694	3,039,966
Exelon Corp.	146,919	6,421,829
FirstEnergy Corp.	71,453	2,670,913
Fortis, Inc.	68,749	2,250,542
Fortum OYJ	63,201	1,599,663
Hawaiian Electric Industries, Inc.	28,478	1,004,419
HK Electric Investments & HK Electric
Investments, Ltd. (B)	363,000	366,670
Hydro One, Ltd. (B)	56,568	835,733
Iberdrola SA	899,637	6,684,689
IDACORP, Inc.	19,087	1,867,663
Interconexion Electrica SA ESP	71,771	318,548
Korea Electric Power Corp.	13,690	375,196
Kyushu Electric Power Company, Inc.	64,300	719,457
Manila Electric Company	47,620	332,496
MGE Energy, Inc.	4,239	277,443
NextEra Energy, Inc.	72,534	12,338,033
OGE Energy Corp.	52,258	1,924,662
Orsted A/S (B)	35,034	2,217,502
Otter Tail Corp.	4,753	227,669
PG&E Corp.	78,003	3,602,179
PGE Polska Grupa Energetyczna SA (A)	100,502	243,883
Pinnacle West Capital Corp.	18,926	1,486,637
PNM Resources, Inc.	30,253	1,178,354
Portland General Electric Company	10,516	487,942
Power Assets Holdings, Ltd.	197,500	1,386,303
PPL Corp.	101,715	3,025,004
Red Electrica Corp. SA	64,968	1,361,828
SSE PLC	147,191	2,391,982
Tenaga Nasional BHD	165,536	631,044
Terna Rete Elettrica Nazionale SpA	96,866	508,858
The Chugoku Electric Power
Company, Inc.	44,800	559,311
The Kansai Electric Power Company, Inc.	119,300	1,706,728
The Southern Company	151,559	6,635,253
Tohoku Electric Power Company, Inc.	72,400	906,198
Tokyo Electric Power Company
Holdings, Inc. (A)	245,000	1,132,506
Xcel Energy, Inc.	79,613	3,825,405
		116,278,668
Gas utilities – 0.3%
AltaGas, Ltd.	43,243	803,558
APA Group	188,418	1,354,376
Atmos Energy Corp.	29,059	2,680,112
Beijing Enterprises Holdings, Ltd.	70,214	337,139
Chesapeake Utilities Corp.	1,891	162,626
China Gas Holdings, Ltd.	229,400	729,616
China Resources Gas Group, Ltd.	118,700	541,025

Strategic Equity Allocation Fund (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Gas utilities (continued)
ENN Energy Holdings, Ltd.	100,400	$915,262
Hong Kong & China Gas Company, Ltd.	1,323,990	2,727,751
Infraestructura Energetica Nova SAB
de CV	91,535	427,030
Korea Gas Corp. (A)	1,458	68,930
National Fuel Gas Company	22,482	1,248,425
Naturgy Energy Group SA	52,646	1,413,066
New Jersey Resources Corp.	33,120	1,510,272
Northwest Natural Gas Company	3,389	219,946
ONE Gas, Inc.	19,758	1,551,596
Osaka Gas Company, Ltd.	62,000	1,157,143
Perusahaan Gas Negara Persero Tbk PT	1,217,369	177,072
Petronas Gas BHD	38,699	175,837
RGC Resources, Inc.	1,409	37,944
South Jersey Industries, Inc. (C)	10,145	336,611
Southwest Gas Holdings, Inc.	18,314	1,416,038
Spire, Inc.	5,727	426,948
Toho Gas Company, Ltd.	11,745	393,308
Tokyo Gas Company, Ltd.	64,800	1,534,286
Towngas China Company, Ltd. (A)	122,000	112,462
UGI Corp.	45,295	2,448,195
		24,906,574
Independent power and renewable electricity producers – 0.1%
Aboitiz Power Corp.	338,200	234,165
AES Corp.	107,906	1,452,415
Atlantic Power Corp. (A)	17,711	38,964
CGN Power Company, Ltd., H Shares (B)	1,448,200	343,526
China Longyuan Power Group Corp., Ltd.,
H Shares	432,500	364,490
China Power International
Development, Ltd.	555,000	121,006
China Resources Power Holdings
Company, Ltd.	257,132	463,585
Colbun SA	1,196,018	251,348
Datang International Power Generation
Company, Ltd., H Shares	384,000	98,404
Electric Power Development
Company, Ltd.	24,800	656,058
Electricity Generating PCL	12,900	89,174
Energy Development Corp. (A)	32,200	4,239
Engie Brasil Energia SA	23,447	212,417
Glow Energy PCL	49,600	142,444
Huadian Power International Corp., Ltd.,
H Shares	206,000	76,643
Huaneng Power International, Inc.,
H Shares	574,464	369,223
Huaneng Renewables Corp., Ltd.,
H Shares	600,400	192,161
Meridian Energy, Ltd.	126,612	271,532
NRG Energy, Inc.	43,878	1,552,842
NRG Yield, Inc., Class A	4,441	87,443
NRG Yield, Inc., Class C	7,660	152,051
Ormat Technologies, Inc.	4,774	251,351
Pattern Energy Group, Inc., Class A (C)	10,018	204,167
TerraForm Power, Inc., Class A	8,846	98,898
Uniper SE	21,614	660,537
		8,389,083
Multi-utilities – 0.8%
AGL Energy, Ltd.	104,786	1,566,456
Ameren Corp.	35,902	2,270,083
Atco, Ltd., Class I	13,659	408,305
Avista Corp.	7,461	382,824
Black Hills Corp. (C)	20,325	1,196,126

The accompanying notes are an integral part of the financial statements.	106

John Hancock Funds II
Portfolio of Investments — August 31, 2018 (showing percentage of total net assets)

Strategic Equity Allocation Fund (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Multi-utilities (continued)
Canadian Utilities, Ltd., Class A	22,489	$547,146
CenterPoint Energy, Inc.	67,769	1,883,301
Centrica PLC	815,210	1,514,258
CMS Energy Corp.	46,318	2,280,698
Consolidated Edison, Inc.	47,795	3,772,459
Dominion Energy, Inc.	100,138	7,086,766
DTE Energy Company	27,230	3,026,342
E.ON SE	238,101	2,541,873
Engie SA	307,606	4,515,012
Innogy SE (B)	14,860	645,628
MDU Resources Group, Inc.	51,100	1,425,179
National Grid PLC	491,099	5,163,443
NiSource, Inc.	56,651	1,533,543
NorthWestern Corp.	18,728	1,122,931
Public Service Enterprise Group, Inc.	79,296	4,151,146
RWE AG	55,999	1,420,298
SCANA Corp.	19,327	740,997
Sempra Energy	39,054	4,533,388
Suez	62,626	906,386
Unitil Corp.	1,759	88,917
Vectren Corp.	21,738	1,547,746
Veolia Environnement SA	89,736	1,890,303
WEC Energy Group, Inc.	50,529	3,414,750
YTL Corp. BHD	182,497	58,959
		61,635,263
Water utilities – 0.1%
Aguas Andinas SA, Class A	386,604	208,226
American States Water Company	4,269	257,976
American Water Works Company, Inc.	25,830	2,260,900
Aqua America, Inc.	46,546	1,730,580
AquaVenture Holdings, Ltd. (A)	1,696	30,833
Artesian Resources Corp., Class A	1,172	42,110
Beijing Enterprises Water Group, Ltd. (A)	754,800	411,952
Cadiz, Inc. (A)(C)	3,025	29,040
California Water Service Group	5,685	233,938
Cia de Saneamento Basico do Estado de
Sao Paulo	50,298	301,311
Connecticut Water Service, Inc.	1,422	97,421
Consolidated Water Company, Ltd.	2,252	30,402
Guangdong Investment, Ltd.	387,280	687,530
Middlesex Water Company	1,982	90,776
Pure Cycle Corp. (A)	2,805	31,556
Severn Trent PLC	34,099	885,673
SJW Group	2,028	117,441
The York Water Company	1,799	54,150
United Utilities Group PLC	98,493	947,984
		8,449,799
		219,659,387
TOTAL COMMON STOCKS (Cost $6,587,600,710)		$7,259,576,400

PREFERRED SECURITIES – 0.4%
Consumer discretionary – 0.1%
Auto components – 0.0%
Schaeffler AG	17,948	243,641
Automobiles – 0.1%
Bayerische Motoren Werke AG	5,964	500,124
Hyundai Motor Company	1,312	92,317
Hyundai Motor Company, 2nd Preferred	2,035	156,472
Porsche Automobil Holding SE	16,670	1,054,700
Volkswagen AG	20,093	3,284,558
		5,088,171
Media – 0.0%
GCI Liberty, Inc., 5.000% (C)	974	24,126

Strategic Equity Allocation Fund (continued)

	Shares or
	Principal
	Amount	Value
PREFERRED SECURITIES (continued)
Multiline retail – 0.0%
Lojas Americanas SA	108,126	$414,123
		5,770,061
Consumer staples – 0.1%
Beverages – 0.0%
Embotelladora Andina SA, B Shares	41,003	157,464
Food and staples retailing – 0.0%
Cia Brasileira de Distribuicao	23,300	467,190
Household products – 0.1%
Henkel AG & Company KGaA	19,287	2,461,722
Personal products – 0.0%
Amorepacific Corp.	488	63,357
LG Household & Health Care, Ltd.	112	75,318
		138,675
		3,225,051
Energy – 0.0%
Oil, gas and consumable fuels – 0.0%
Petroleo Brasileiro SA	578,233	2,734,224
Financials – 0.2%
Banks – 0.2%
Banco Bradesco SA	495,239	3,450,660
Bancolombia SA	71,200	776,009
Grupo Aval Acciones y Valores SA	602,766	237,454
Itau Unibanco Holding SA	476,678	4,946,890
Itausa - Investimentos Itau SA	656,259	1,545,143
		10,956,156
Diversified financial services – 0.0%
Grupo de Inversiones Suramericana SA	18,894	219,199
		11,175,355
Health care – 0.0%
Health care equipment and supplies – 0.0%
Sartorius AG	3,841	697,785
Information technology – 0.0%
Technology hardware, storage and peripherals – 0.0%
Samsung Electronics Company, Ltd.	46,646	1,662,057
Materials – 0.0%
Chemicals – 0.0%
Braskem SA, A Shares	25,483	370,442
FUCHS PETROLUB SE	7,426	434,784
LG Chem, Ltd.	422	75,782
Sociedad Quimica y Minera de Chile SA,
B Shares	17,595	766,064
		1,647,072
Metals and mining – 0.0%
Gerdau SA	151,883	598,120
		2,245,192
Telecommunication services – 0.0%
Diversified telecommunication services – 0.0%
Telefonica Brasil SA	65,754	646,062
Utilities – 0.0%
Electric utilities – 0.0%
Centrais Eletricas Brasileiras SA, B
Shares (A)	32,779	145,663
Cia Energetica de Minas Gerais	128,448	235,256
		380,919
TOTAL PREFERRED SECURITIES (Cost $33,857,216)		$28,536,706

EXCHANGE-TRADED FUNDS – 1.3%
iShares MSCI India ETF (C)	2,188,232	78,076,118
iShares MSCI Russia ETF	94,648	3,064,702

The accompanying notes are an integral part of the financial statements.	107

John Hancock Funds II
Portfolio of Investments — August 31, 2018 (showing percentage of total net assets)

Strategic Equity Allocation Fund (continued)

	Shares or
	Principal
	Amount	Value
EXCHANGE-TRADED FUNDS (continued)
KraneShares Bosera MSCI China A ETF	86,071	$2,390,192
VanEck Vectors Russia ETF (C)	877,760	17,581,533
TOTAL EXCHANGE-TRADED FUNDS (Cost $98,858,777)		$101,112,545

RIGHTS – 0.0%
China Everbright International, Ltd.
(Expiration Date: 9-13-18; Strike
Price: HKD 6.00) (A)	124,555	7,776
Community Health Systems, Inc. (A)(E)	70,775	1,748
TOTAL RIGHTS (Cost $4,600)		$9,524

WARRANTS – 0.0%
BTS Group Holdings PCL (A)(E)	56,833	278
TOTAL WARRANTS (Cost $0)		$278

SECURITIES LENDING COLLATERAL – 1.1%
John Hancock Collateral Trust,
2.0611% (F)(G)	8,329,959	83,350,402
TOTAL SECURITIES LENDING COLLATERAL
(Cost $83,330,826)		$83,350,402

SHORT-TERM INVESTMENTS – 3.3%
U.S. Government Agency – 3.0%
Federal Home Loan Bank Discount Note
1.870%, 09/19/2018 *	$5,000,000	4,995,960
1.890%, 09/14/2018 *	15,000,000	14,991,915
1.895%, 09/06/2018 *	61,500,000	61,493,358
1.905%, 09/10/2018 *	25,000,000	24,991,925
1.910%, 09/07/2018 *	10,000,000	9,998,380
1.945%, 10/04/2018 *	37,000,000	36,936,804
2.000%, 10/17/2018 *	65,000,000	64,840,815
Tennessee Valley Authority Discount Note
1.920%, 09/18/2018 *	15,000,000	14,988,690
		233,237,847
Repurchase agreement – 0.3%
Repurchase Agreement with State Street
Corp. dated 8-31-18 at 0.900% to be
repurchased at $24,801,480 on 9-4-18,
collateralized by $26,015,000
U.S. Treasury Notes, 1.875% - 2.000%
due 7-31-22 (valued at $25,300,514,
including interest)	24,799,000	24,799,000
TOTAL SHORT-TERM INVESTMENTS (Cost $258,007,114)		$258,036,847
Total Investments (Strategic Equity Allocation Fund)
(Cost $7,061,659,243) – 100.5%		$7,730,622,702
Other assets and liabilities, net – (0.5%)		(40,383,455)
TOTAL NET ASSETS – 100.0%		$7,690,239,247

Strategic Equity Allocation Fund (continued)

Currency Abbreviations

HKD	Hong Kong Dollar

Security Abbreviations and Legend

ADR	American Depositary Receipt
(A)	Non-income producing security.
(B)	These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration.
(C)	All or a portion of this security is on loan as of 8-31-18.
(D)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(E)	Strike price and/or expiration date not available.
(F)	The rate shown is the annualized seven-day yield as of 8-31-18.
(G)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.
*	Yield represents either the annualized yield at the date of purchase, the stated coupon rate or, for floating rate securities, the rate at period end.

DERIVATIVES

FUTURES

						Unrealized
	Number of		Expiration	Notional	Notional	appreciation
Open contracts	contracts	Position	date	basis*	value*	(depreciation)
Canadian Dollar Currency Futures	142	Long	Sep 2018	$10,920,534	$10,883,590	$(36,944)
E-Mini Russell 2000 Index Futures	50	Long	Sep 2018	4,262,946	4,351,500	88,554
MSCI EAFE Index Futures	1,177	Long	Sep 2018	117,323,198	115,275,380	(2,047,818)
MSCI Emerging Markets Index Futures	644	Long	Sep 2018	35,451,659	33,967,780	(1,483,879)
S&P 500 Index E-Mini Futures	737	Long	Sep 2018	104,750,557	106,942,385	2,191,828
S&P Mid 400 Index E-Mini Futures	90	Long	Sep 2018	17,984,423	18,410,400	425,977
S&P/TSX 60 Index Futures	75	Long	Sep 2018	11,011,293	11,093,103	81,810
						$(780,472)

* Notional basis refers to the contractual amount agreed upon at inception of open contracts; notional value represents the current value of the open contract.

The accompanying notes are an integral part of the financial statements.	108

John Hancock Funds II
Portfolio of Investments — August 31, 2018 (showing percentage of total net assets)

FORWARD FOREIGN CURRENCY CONTRACTS

Contractual
					settlement	Unrealized	Unrealized
Contract to buy		Contract to sell		Counterparty (OTC)	date	appreciation	depreciation
USD	109,434,414	JPY	12,014,971,191	State Street Trust Canada	9/21/2018	$1,180,872	—
						$1,180,872	—

Derivatives Currency Abbreviations

JPY	Japanese Yen
USD	U.S. Dollar

OTC is an abbreviation for over-the-counter. See Notes to financial statements regarding investment transactions and other derivatives information.

U.S. Strategic Equity Allocation Fund

	Shares or
	Principal
	Amount	Value
COMMON STOCKS – 98.1%
Consumer discretionary – 11.3%
Auto components – 0.2%
Adient PLC	9,271	$401,342
American Axle & Manufacturing
Holdings, Inc. (A)	4,871	86,265
Aptiv PLC	3,105	273,271
BorgWarner, Inc.	2,644	115,728
Cooper Tire & Rubber Company	2,223	64,134
Cooper-Standard Holdings, Inc. (A)	780	107,975
Dana, Inc.	20,885	408,719
Delphi Technologies PLC	8,932	314,674
Dorman Products, Inc. (A)	1,183	95,799
Fox Factory Holding Corp. (A)	1,604	105,944
Gentex Corp.	27,191	635,726
Gentherm, Inc. (A)	1,626	79,999
LCI Industries	1,081	100,479
Modine Manufacturing Company (A)	2,247	37,862
Motorcar Parts of America, Inc. (A)	918	24,364
Standard Motor Products, Inc.	930	47,216
Stoneridge, Inc. (A)	1,224	36,634
Superior Industries International, Inc.	1,173	25,454
Tenneco, Inc.	2,231	95,464
The Goodyear Tire & Rubber Company	2,648	60,083
Tower International, Inc.	902	30,488
Visteon Corp. (A)	2,934	323,884
		3,471,504
Automobiles – 0.1%
Ford Motor Company	41,413	392,595
General Motors Company	13,109	472,579
Harley-Davidson, Inc.	1,620	69,044
Thor Industries, Inc.	4,866	464,411
Winnebago Industries, Inc.	1,373	50,732
		1,449,361
Distributors – 0.2%
Core-Mark Holding Company, Inc.	2,061	73,722
Funko, Inc., Class A (A)	515	13,091
Genuine Parts Company	11,623	1,160,557
LKQ Corp. (A)	22,814	787,539
Pool Corp.	4,019	660,161
Weyco Group, Inc.	318	11,279
		2,706,349
Diversified consumer services – 0.1%
Adtalem Global Education, Inc. (A)	8,616	412,276
American Public Education, Inc. (A)	733	25,472
Career Education Corp. (A)	3,037	48,440
Carriage Services, Inc.	713	16,235
Chegg, Inc. (A)	4,707	152,413
Graham Holdings Company, Class B	437	245,878
H&R Block, Inc.	4,898	132,540
Houghton Mifflin Harcourt Company (A)	4,730	30,509
K12, Inc. (A)	1,740	28,814

U.S. Strategic Equity Allocation Fund (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Diversified consumer services (continued)
Laureate Education, Inc., Class A (A)	2,215	$35,374
Regis Corp. (A)	1,561	33,390
Service Corp. International	18,204	763,840
Sotheby’s (A)	5,298	254,410
Strategic Education, Inc.	921	127,807
Weight Watchers International, Inc. (A)	1,704	127,630
		2,435,028
Hotels, restaurants and leisure – 1.2%
BBX Capital Corp.	3,065	22,773
Belmond, Ltd., Class A (A)	4,057	67,955
Biglari Holdings, Inc., Class B (A)	64	12,643
BJ’s Restaurants, Inc.	904	68,433
Bloomin’ Brands, Inc.	3,701	71,429
Bojangles’, Inc. (A)	882	12,877
Boyd Gaming Corp.	11,783	429,137
Brinker International, Inc. (B)	6,271	277,680
Carnival Corp.	10,708	658,435
Carrols Restaurant Group, Inc. (A)	1,612	25,470
Century Casinos, Inc. (A)	1,498	11,984
Chipotle Mexican Grill, Inc. (A)	672	319,321
Churchill Downs, Inc.	1,646	465,160
Chuy’s Holdings, Inc. (A)	774	22,407
Cracker Barrel Old Country Store, Inc. (B)	3,220	480,070
Darden Restaurants, Inc.	3,527	409,273
Dave & Buster’s Entertainment, Inc. (A)	1,762	102,496
Del Frisco’s Restaurant Group, Inc. (A)	1,044	9,866
Del Taco Restaurants, Inc. (A)	1,467	18,968
Denny’s Corp. (A)	2,846	42,889
Dine Brands Global, Inc. (B)	735	61,314
Domino’s Pizza, Inc.	4,198	1,253,355
Drive Shack, Inc. (A)	2,874	17,819
Dunkin’ Brands Group, Inc. (B)	8,238	600,468
El Pollo Loco Holdings, Inc. (A)	1,106	13,161
Eldorado Resorts, Inc. (A)	8,901	427,693
Fiesta Restaurant Group, Inc. (A)	1,052	30,245
Golden Entertainment, Inc. (A)	836	24,252
Hilton Worldwide Holdings, Inc.	7,731	600,080
ILG, Inc.	15,161	517,445
International Speedway Corp., Class A	3,488	153,995
Jack in the Box, Inc.	4,120	373,437
Lindblad Expeditions Holdings, Inc. (A)	1,155	17,544
Marriott International, Inc., Class A	8,012	1,013,278
Marriott Vacations Worldwide Corp.	3,339	397,341
McDonald’s Corp.	20,983	3,404,072
MGM Resorts International	13,722	397,801
Monarch Casino & Resort, Inc. (A)	556	26,160
Nathan’s Famous, Inc.	136	12,063
Norwegian Cruise Line Holdings, Ltd. (A)	4,947	265,209
Papa John’s International, Inc. (B)	3,345	154,271
Penn National Gaming, Inc. (A)	3,792	130,672
Pinnacle Entertainment, Inc. (A)	2,316	79,300

The accompanying notes are an integral part of the financial statements.	109

John Hancock Funds II
Portfolio of Investments — August 31, 2018 (showing percentage of total net assets)

U.S. Strategic Equity Allocation Fund (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Hotels, restaurants and leisure (continued)
Planet Fitness, Inc., Class A (A)	3,893	$199,983
PlayAGS, Inc. (A)	728	23,325
Potbelly Corp. (A)	1,180	15,989
RCI Hospitality Holdings, Inc.	449	14,561
Red Lion Hotels Corp. (A)	920	12,558
Red Robin Gourmet Burgers, Inc. (A)	593	24,491
Red Rock Resorts, Inc., Class A	3,093	100,956
Royal Caribbean Cruises, Ltd.	4,411	540,700
Ruth’s Hospitality Group, Inc.	1,301	40,071
Scientific Games Corp. (A)	7,766	235,310
SeaWorld Entertainment, Inc. (A)	2,421	70,984
Shake Shack, Inc., Class A (A)	1,096	66,253
Six Flags Entertainment Corp. (B)	7,715	521,148
Sonic Corp. (B)	1,583	56,766
Speedway Motorsports, Inc.	600	10,734
Starbucks Corp.	37,476	2,003,092
Texas Roadhouse, Inc.	9,508	655,577
The Cheesecake Factory, Inc. (B)	6,093	323,965
The Habit Restaurants, Inc.,
Class A (A)(B)	988	16,351
The Wendy’s Company	17,814	314,417
Town Sports International
Holdings, Inc. (A)	729	6,670
Wingstop, Inc.	1,268	84,893
Wyndham Destinations, Inc.	9,908	437,934
Wyndham Hotels & Resorts, Inc.	9,902	561,939
Wynn Resorts, Ltd.	2,231	330,947
Yum! Brands, Inc.	8,564	744,126
Zoe’s Kitchen, Inc. (A)	999	13,686
		20,927,667
Household durables – 0.5%
AV Homes, Inc. (A)	563	12,076
Bassett Furniture Industries, Inc.	552	12,889
Beazer Homes USA, Inc. (A)	1,468	18,805
Cavco Industries, Inc. (A)	379	93,007
Century Communities, Inc. (A)	1,121	32,789
D.R. Horton, Inc.	18,367	817,515
Ethan Allen Interiors, Inc.	1,137	25,298
Flexsteel Industries, Inc.	380	13,558
Garmin, Ltd.	6,402	436,232
GoPro, Inc., Class A (A)(B)	5,239	33,582
Green Brick Partners, Inc. (A)	1,207	12,613
Hamilton Beach Brands Holding Company,
Class A	348	8,056
Hamilton Beach Brands Holding Company,
Class B	294	6,806
Helen of Troy, Ltd. (A)	3,823	454,746
Hooker Furniture Corp.	517	21,740
Hovnanian Enterprises, Inc., Class A (A)	6,231	9,720
Installed Building Products, Inc. (A)	978	45,526
iRobot Corp. (A)(B)	1,201	136,314
KB Home	12,166	302,325
La-Z-Boy, Inc.	2,056	68,362
Leggett & Platt, Inc.	6,126	278,365
Lennar Corp., A Shares	15,854	819,176
LGI Homes, Inc. (A)(B)	820	47,232
M/I Homes, Inc. (A)	1,204	31,196
MDC Holdings, Inc.	1,976	62,639
Meritage Homes Corp. (A)	1,693	73,053
Mohawk Industries, Inc. (A)	3,602	690,107
Newell Brands, Inc.	24,697	536,419
NVR, Inc. (A)	335	893,931
PulteGroup, Inc.	14,618	408,573
Roku, Inc. (A)(B)	1,927	114,637
Skyline Champion Corp.	311	8,991

U.S. Strategic Equity Allocation Fund (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Household durables (continued)
Taylor Morrison Home Corp., Class A (A)	4,935	$96,035
Tempur Sealy International, Inc. (A)	4,591	254,295
Toll Brothers, Inc.	14,019	507,908
TopBuild Corp. (A)	1,551	96,596
TRI Pointe Group, Inc. (A)	21,781	315,607
Tupperware Brands Corp.	7,361	239,380
Turtle Beach Corp. (A)(B)	366	8,385
Universal Electronics, Inc. (A)	638	27,562
Vuzix Corp. (A)(B)	1,227	7,976
Whirlpool Corp.	3,180	397,436
William Lyon Homes, Class A (A)	1,434	28,063
ZAGG, Inc. (A)	1,269	20,558
		8,526,079
Internet and direct marketing retail – 4.4%
1-800-Flowers.com, Inc., Class A (A)	1,210	14,581
Amazon.com, Inc. (A)	27,613	55,576,961
Booking Holdings, Inc. (A)	3,305	6,449,873
Duluth Holdings, Inc., Class B (A)	388	11,229
Expedia Group, Inc.	7,650	998,325
Gaia, Inc. (A)	583	10,203
Groupon, Inc. (A)	19,586	83,632
Lands’ End, Inc. (A)	484	12,439
Liberty Expedia Holdings, Inc.,
Series A (A)	2,424	111,868
Liberty TripAdvisor Holdings, Inc.,
Class A (A)	3,225	51,116
Netflix, Inc. (A)	30,034	11,042,901
Nutrisystem, Inc.	1,317	48,729
Overstock.com, Inc. (A)(B)	920	26,864
PetMed Express, Inc. (B)	898	32,948
Shutterfly, Inc. (A)	1,458	113,257
TripAdvisor, Inc. (A)	6,322	343,348
		74,928,274
Leisure products – 0.1%
Acushnet Holdings Corp.	1,491	40,332
American Outdoor Brands Corp. (A)	2,491	34,949
Brunswick Corp.	8,655	574,865
Callaway Golf Company	4,154	94,753
Clarus Corp.	1,187	12,285
Hasbro, Inc.	6,831	678,387
Johnson Outdoors, Inc., Class A	230	23,294
Malibu Boats, Inc., Class A (A)	944	45,510
Mattel, Inc. (A)	17,819	274,947
MCBC Holdings, Inc. (A)	875	24,124
Nautilus, Inc. (A)	1,441	21,111
Polaris Industries, Inc.	5,831	632,372
Sturm Ruger & Company, Inc.	725	47,451
Vista Outdoor, Inc. (A)	2,556	47,209
		2,551,589
Media – 1.1%
AMC Entertainment Holdings, Inc.,
Class A (B)	2,297	43,758
AMC Networks, Inc., Class A (A)	4,565	286,728
Cable One, Inc.	466	390,387
CBS Corp., Class B	8,607	456,343
Central European Media Enterprises, Ltd.,
Class A (A)(B)	3,982	15,132
Charter Communications, Inc., Class A (A)	4,999	1,551,690
Cinemark Holdings, Inc.	10,552	393,801
Comcast Corp., Class A	123,581	4,571,261
Daily Journal Corp. (A)(B)	55	13,115
Discovery, Inc., Series A (A)(B)	4,738	131,859
Discovery, Inc., Series C (A)	9,849	252,528
DISH Network Corp., Class A (A)	5,590	197,607

The accompanying notes are an integral part of the financial statements.	110

John Hancock Funds II
Portfolio of Investments — August 31, 2018 (showing percentage of total net assets)

U.S. Strategic Equity Allocation Fund (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Media (continued)
Emerald Expositions Events, Inc.	1,165	$18,197
Entercom Communications Corp.,
Class A (B)	5,706	44,792
Entravision Communications Corp.,
Class A	2,953	15,503
Eros International PLC (A)(B)	1,419	16,035
Gannett Company, Inc.	5,066	52,078
Gray Television, Inc. (A)	3,560	62,122
Hemisphere Media Group, Inc. (A)	1,028	14,084
IMAX Corp. (A)	2,415	56,753
John Wiley & Sons, Inc., Class A	4,456	287,635
Liberty Latin America, Ltd., Class A (A)	2,340	46,121
Liberty Latin America, Ltd., Class C (A)	4,614	90,573
Liberty Media Corp.-Liberty Braves,
Class A (A)	528	14,087
Liberty Media Corp.-Liberty Braves,
Class C (A)	1,512	40,174
Live Nation Entertainment, Inc. (A)	13,481	669,736
Loral Space & Communications, Inc. (A)	592	26,255
MDC Partners, Inc., Class A (A)	2,893	14,031
Media General, Inc. (A)(C)	7,175	689
Meredith Corp. (B)	5,684	293,579
MSG Networks, Inc., Class A (A)	2,643	64,225
National CineMedia, Inc.	3,432	31,231
New Media Investment Group, Inc.	2,613	41,547
News Corp., Class A	11,473	149,952
News Corp., Class B	3,994	54,318
Nexstar Media Group, Inc., Class A	1,984	162,688
Omnicom Group, Inc.	5,695	394,777
Reading International, Inc., Class A (A)	868	13,975
Scholastic Corp.	1,256	52,802
SFX Entertainment, Inc. (A)(C)	1,600	0
Sinclair Broadcast Group, Inc., Class A	3,196	92,524
TEGNA, Inc.	31,029	361,178
The EW Scripps Company, Class A	2,082	30,543
The Interpublic Group of Companies, Inc.	11,466	267,731
The Marcus Corp.	857	34,794
The New York Times Company, Class A	18,488	430,770
The Walt Disney Company	40,049	4,486,289
tronc, Inc. (A)	836	13,794
Twenty-First Century Fox, Inc., Class A	28,131	1,277,147
Twenty-First Century Fox, Inc., Class B	11,643	522,771
Viacom, Inc., Class B	8,623	252,481
WideOpenWest, Inc. (A)	1,397	16,275
World Wrestling Entertainment, Inc.,
Class A	5,836	510,125
		19,328,590
Multiline retail – 0.4%
Big Lots, Inc.	6,036	259,850
Dillard’s, Inc., Class A	2,497	196,214
Dollar General Corp.	11,595	1,249,129
Dollar Tree, Inc. (A)	10,848	873,372
J.C. Penney Company, Inc. (A)(B)	14,013	24,803
Kohl’s Corp.	7,200	569,592
Macy’s, Inc.	15,590	569,815
Nordstrom, Inc.	5,475	344,104
Ollie’s Bargain Outlet Holdings, Inc. (A)	7,141	621,981
Target Corp.	24,739	2,164,663
		6,873,523
Specialty retail – 2.2%
Aaron’s, Inc.	9,236	459,214
Abercrombie & Fitch Company, Class A	3,022	65,487
Advance Auto Parts, Inc.	3,966	650,543
American Eagle Outfitters, Inc.	23,778	617,277

U.S. Strategic Equity Allocation Fund (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Specialty retail (continued)
America’s Car-Mart, Inc. (A)	275	$22,949
Asbury Automotive Group, Inc. (A)	887	66,082
Ascena Retail Group, Inc. (A)	7,887	36,122
At Home Group, Inc. (A)	1,188	40,879
AutoNation, Inc. (A)	5,863	265,887
AutoZone, Inc. (A)	1,347	1,032,987
Barnes & Noble Education, Inc. (A)	1,939	11,595
Barnes & Noble, Inc.	2,870	15,068
Bed Bath & Beyond, Inc.	19,849	356,091
Best Buy Company, Inc.	12,677	1,008,582
Boot Barn Holdings, Inc. (A)	897	26,847
Caleres, Inc.	1,866	75,536
Camping World Holdings, Inc.,
Class A (B)	1,437	29,760
CarMax, Inc. (A)	10,128	790,490
Carvana Company (A)(B)	1,261	81,637
Chico’s FAS, Inc.	5,702	52,002
Citi Trends, Inc.	608	18,812
Conn’s, Inc. (A)	865	35,465
Dick’s Sporting Goods, Inc.	7,737	289,673
DSW, Inc., Class A	3,028	100,711
Express, Inc. (A)	3,404	38,193
Five Below, Inc. (A)	7,935	924,189
Foot Locker, Inc.	5,321	262,325
Francesca’s Holdings Corp. (A)	1,638	10,287
GameStop Corp., Class A (B)	4,441	58,932
Genesco, Inc. (A)	871	44,290
GNC Holdings, Inc., Class A (A)(B)	4,212	13,057
Group 1 Automotive, Inc.	887	68,379
Guess?, Inc.	2,540	62,230
Haverty Furniture Companies, Inc.	872	19,271
Hibbett Sports, Inc. (A)	878	18,043
Hudson, Ltd., Class A (A)	1,812	37,327
Kirkland’s, Inc. (A)	796	7,236
L Brands, Inc.	13,974	369,333
Lithia Motors, Inc., Class A	1,044	90,202
Lowe’s Companies, Inc.	43,535	4,734,431
Lumber Liquidators Holdings, Inc. (A)	1,309	22,816
MarineMax, Inc. (A)	1,005	22,613
Monro, Inc. (B)	1,415	100,394
Murphy USA, Inc. (A)	4,433	367,850
National Vision Holdings, Inc. (A)	2,093	92,615
Office Depot, Inc.	24,723	82,822
O’Reilly Automotive, Inc. (A)	4,320	1,449,014
Party City Holdco, Inc. (A)	1,578	24,222
Pier 1 Imports, Inc.	4,173	7,678
Rent-A-Center, Inc. (A)	1,957	28,846
RH (A)	854	135,786
Ross Stores, Inc.	20,664	1,979,198
Sally Beauty Holdings, Inc. (A)	17,519	269,793
Shoe Carnival, Inc.	504	22,408
Signet Jewelers, Ltd.	8,466	543,517
Sleep Number Corp. (A)	1,624	54,729
Sonic Automotive, Inc., Class A	1,084	23,306
Sportsman’s Warehouse
Holdings, Inc. (A)(B)	1,851	10,569
Tailored Brands, Inc.	2,207	51,953
The Buckle, Inc.	1,325	34,119
The Cato Corp., Class A	1,028	22,051
The Children’s Place, Inc.	704	99,088
The Gap, Inc.	12,877	390,817
The Home Depot, Inc.	60,826	12,212,036
The Michaels Companies, Inc. (A)	11,027	187,349
The TJX Companies, Inc.	32,532	3,577,544
Tiffany & Company	4,987	611,656

The accompanying notes are an integral part of the financial statements.	111

John Hancock Funds II
Portfolio of Investments — August 31, 2018 (showing percentage of total net assets)

U.S. Strategic Equity Allocation Fund (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Specialty retail (continued)
Tile Shop Holdings, Inc.	1,889	$14,451
Tilly’s, Inc., Class A	705	16,582
Tractor Supply Company	5,995	529,239
Ulta Beauty, Inc. (A)	3,224	838,240
Urban Outfitters, Inc. (A)	7,985	371,143
Williams-Sonoma, Inc. (B)	7,602	533,888
Winmark Corp.	117	17,456
Zumiez, Inc. (A)	883	27,505
		37,680,714
Textiles, apparel and luxury goods – 0.8%
Carter’s, Inc.	4,661	493,740
Crocs, Inc. (A)	2,993	61,835
Culp, Inc.	558	14,145
Deckers Outdoor Corp. (A)	4,423	538,898
Fossil Group, Inc. (A)	2,025	45,907
G-III Apparel Group, Ltd. (A)	1,914	87,049
Hanesbrands, Inc. (B)	23,639	414,628
Michael Kors Holdings, Ltd. (A)	9,333	677,762
Movado Group, Inc.	704	29,990
NIKE, Inc., Class B	72,037	5,921,441
Oxford Industries, Inc.	730	67,956
Perry Ellis International, Inc. (A)	600	16,518
PVH Corp.	4,475	640,641
Ralph Lauren Corp.	3,099	411,578
Rocky Brands, Inc.	347	10,462
Skechers U.S.A., Inc., Class A (A)	13,484	397,508
Steven Madden, Ltd.	2,546	148,050
Superior Group of Companies, Inc.	464	8,793
Tapestry, Inc.	16,325	827,514
Under Armour, Inc., Class A (A)(B)	13,500	276,075
Under Armour, Inc., Class C (A)	7,245	137,438
Unifi, Inc. (A)	739	23,508
Vera Bradley, Inc. (A)	1,121	16,434
VF Corp.	17,960	1,654,655
Wolverine World Wide, Inc.	4,056	158,914
		13,081,439
		193,960,117
Consumer staples – 3.5%
Beverages – 0.7%
Brown-Forman Corp., Class B	7,761	405,279
Coca-Cola Bottling Company Consolidated	213	36,116
Constellation Brands, Inc., Class A	4,543	945,853
Craft Brew Alliance, Inc. (A)	691	13,094
MGP Ingredients, Inc. (B)	594	45,803
Molson Coors Brewing Company, Class B	5,065	338,038
Monster Beverage Corp. (A)	11,272	686,352
National Beverage Corp. (A)(B)	520	61,277
PepsiCo, Inc.	39,261	4,397,625
Primo Water Corp. (A)	1,247	24,940
The Boston Beer Company, Inc.,
Class A (A)	1,239	375,603
The Coca-Cola Company	105,463	4,700,486
		12,030,466
Food and staples retailing – 1.2%
Casey’s General Stores, Inc.	3,727	425,512
Costco Wholesale Corp.	22,056	5,141,915
Ingles Markets, Inc., Class A	700	25,165
Performance Food Group Company (A)	4,483	148,387
PriceSmart, Inc.	987	85,721
Rite Aid Corp. (A)(B)	46,876	64,220
SpartanNash Company	1,585	33,840
Sprouts Farmers Market, Inc. (A)	12,175	322,272
SUPERVALU, Inc. (A)	1,696	54,764

U.S. Strategic Equity Allocation Fund (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Food and staples retailing (continued)
Sysco Corp.	24,904	$1,863,317
The Andersons, Inc.	1,218	49,755
The Chefs’ Warehouse, Inc. (A)	996	29,282
The Kroger Company	39,789	1,253,354
United Natural Foods, Inc. (A)	7,243	257,199
Village Super Market, Inc., Class A	470	13,715
Walgreens Boots Alliance, Inc.	42,642	2,923,536
Walmart, Inc.	73,181	7,015,131
Weis Markets, Inc.	452	21,059
		19,728,144
Food products – 0.7%
Archer-Daniels-Midland Company	16,124	812,650
B&G Foods, Inc. (B)	2,911	93,006
Calavo Growers, Inc. (B)	694	73,460
Cal-Maine Foods, Inc.	1,377	68,093
Campbell Soup Company	4,904	193,463
Conagra Brands, Inc.	11,298	415,202
Darling Ingredients, Inc. (A)	7,224	142,891
Dean Foods Company	4,083	31,112
Farmer Brothers Company (A)	510	14,790
Flowers Foods, Inc.	18,420	371,163
Fresh Del Monte Produce, Inc.	1,322	49,496
Freshpet, Inc. (A)	1,169	43,428
General Mills, Inc.	16,243	747,340
Hormel Foods Corp. (B)	7,174	280,862
Hostess Brands, Inc. (A)	4,347	51,121
Ingredion, Inc.	7,173	724,975
J&J Snack Foods Corp.	661	96,176
John B. Sanfilippo & Son, Inc.	377	27,547
Kellogg Company	6,641	476,757
Lamb Weston Holdings, Inc.	14,519	981,484
Lancaster Colony Corp.	2,764	431,930
Landec Corp. (A)	1,303	17,525
Limoneira Company	589	18,171
McCormick & Company, Inc.	3,348	418,098
Mondelez International, Inc., Class A	41,650	1,779,288
Post Holdings, Inc. (A)(B)	6,681	649,794
Sanderson Farms, Inc.	2,892	305,858
Seneca Foods Corp., Class A (A)	375	12,113
The Hain Celestial Group, Inc. (A)	10,319	294,711
The Hershey Company	4,108	412,936
The J.M. Smucker Company	3,222	333,090
The Kraft Heinz Company	15,877	925,153
The Simply Good Foods Company (A)	2,681	48,258
Tootsie Roll Industries, Inc. (B)	2,667	76,810
TreeHouse Foods, Inc. (A)	5,593	291,395
Tyson Foods, Inc., Class A	8,688	545,693
		12,255,839
Household products – 0.4%
Central Garden & Pet Company (A)	576	22,867
Central Garden & Pet Company,
Class A (A)	1,442	52,388
Church & Dwight Company, Inc.	5,229	295,857
Colgate-Palmolive Company	17,354	1,152,479
Energizer Holdings, Inc.	5,926	376,834
Kimberly-Clark Corp.	6,770	782,206
Oil-Dri Corp. of America	281	11,423
The Clorox Company	2,700	391,446
The Procter & Gamble Company	49,589	4,113,408
WD-40 Company	601	106,647
		7,305,555
Personal products – 0.1%
Coty, Inc., Class A (B)	7,874	97,323
Edgewell Personal Care Company (A)	7,739	437,021
The accompanying notes are an integral part of the financial statements.	112

John Hancock Funds II
Portfolio of Investments — August 31, 2018 (showing percentage of total net assets)

U.S. Strategic Equity Allocation Fund (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Personal products (continued)
elf Beauty, Inc. (A)	1,058	$14,696
Inter Parfums, Inc.	775	50,608
Medifast, Inc.	515	117,806
Natural Health Trends Corp.	386	10,217
Nu Skin Enterprises, Inc., Class A	5,522	439,551
The Estee Lauder Companies, Inc.,
Class A	4,597	644,132
USANA Health Sciences, Inc. (A)	560	73,892
		1,885,246
Tobacco – 0.4%
22nd Century Group, Inc. (A)(B)	5,757	15,601
Altria Group, Inc.	51,789	3,030,692
Philip Morris International, Inc.	43,032	3,351,762
Turning Point Brands, Inc.	379	12,757
Universal Corp.	1,099	65,720
Vector Group, Ltd. (B)	4,324	67,152
		6,543,684
		59,748,934
Energy – 5.5%
Energy equipment and services – 0.9%
Apergy Corp. (A)	7,685	347,516
Archrock, Inc.	5,701	72,118
Baker Hughes, a GE Company	24,735	815,513
Basic Energy Services, Inc. (A)	1,002	8,878
Bristow Group, Inc. (A)	1,506	16,506
C&J Energy Services, Inc. (A)	2,895	60,650
Cactus, Inc., Class A (A)	1,652	56,465
CARBO Ceramics, Inc. (A)(B)	1,064	9,204
Core Laboratories NV	4,379	501,614
Covia Holdings Corp. (A)	1,428	16,179
Diamond Offshore Drilling, Inc. (A)(B)	9,314	162,250
Dril-Quip, Inc. (A)	5,481	288,575
Ensco PLC, Class A (B)	43,402	296,870
Era Group, Inc. (A)	1,000	11,940
Exterran Corp. (A)	1,471	40,291
Forum Energy Technologies, Inc. (A)	3,671	43,868
Frank’s International NV (A)(B)	3,424	30,234
FTS International, Inc. (A)	1,101	12,144
Halliburton Company	49,859	1,988,876
Helix Energy Solutions Group, Inc. (A)	6,313	59,090
Helmerich & Payne, Inc.	6,099	399,911
ION Geophysical Corp. (A)	508	9,119
Keane Group, Inc. (A)	2,476	30,405
Key Energy Services, Inc. (A)	590	7,882
Liberty Oilfield Services, Inc.,
Class A (A)(B)	738	14,494
Mammoth Energy Services, Inc.	396	10,882
Matrix Service Company (A)	1,248	26,083
McDermott International, Inc. (A)	25,782	498,624
Nabors Industries, Ltd.	34,994	215,913
National Oilwell Varco, Inc.	20,873	982,492
Natural Gas Services Group, Inc. (A)	694	15,337
Newpark Resources, Inc. (A)	4,000	42,000
Nine Energy Service, Inc. (A)	399	11,962
Noble Corp. PLC (A)	11,092	67,661
Nordic American Offshore, Ltd.	294	279
Ocean Rig UDW, Inc., Class A (A)	2,416	65,425
Oceaneering International, Inc. (A)	14,185	401,010
Oil States International, Inc. (A)	2,659	90,007
Patterson-UTI Energy, Inc.	22,024	377,271
Pioneer Energy Services Corp. (A)	3,653	11,690
ProPetro Holding Corp. (A)	3,188	48,521
Rowan Companies PLC, Class A (A)	17,036	239,185
Schlumberger, Ltd.	77,766	4,911,701

U.S. Strategic Equity Allocation Fund (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Energy equipment and services (continued)
SEACOR Holdings, Inc. (A)	768	$39,514
SEACOR Marine Holdings, Inc. (A)	756	15,483
Select Energy Services, Inc., Class A (A)	2,094	28,583
Solaris Oilfield Infrastructure, Inc.,
Class A (A)(B)	1,226	21,112
Superior Energy Services, Inc. (A)	22,233	200,097
TechnipFMC PLC	22,229	680,874
TETRA Technologies, Inc. (A)	5,770	26,484
Tidewater, Inc. (A)	1,088	34,816
Transocean, Ltd. (A)	43,553	527,427
U.S. Silica Holdings, Inc. (B)	3,478	73,699
Unit Corp. (A)	2,334	61,361
		15,026,085
Oil, gas and consumable fuels – 4.6%
Abraxas Petroleum Corp. (A)	7,600	17,100
Alta Mesa Resources, Inc. (A)	4,452	21,102
Anadarko Petroleum Corp.	29,620	1,907,528
Andeavor	7,949	1,214,528
Apache Corp.	21,888	959,351
Arch Coal, Inc., Class A	834	73,951
Ardmore Shipping Corp. (A)	1,678	11,746
Bonanza Creek Energy, Inc. (A)	819	25,389
Cabot Oil & Gas Corp.	22,766	542,514
California Resources Corp. (A)	2,007	83,371
Callon Petroleum Company (A)	32,216	364,041
Carrizo Oil & Gas, Inc. (A)	3,474	84,140
Chesapeake Energy Corp. (A)(B)	90,535	401,070
Chevron Corp.	106,634	12,631,864
Cimarex Energy Company	4,891	413,192
Clean Energy Fuels Corp. (A)	6,512	17,908
Cloud Peak Energy, Inc. (A)	3,702	8,737
CNX Resources Corp. (A)	19,473	310,400
Concho Resources, Inc. (A)	10,856	1,488,900
ConocoPhillips	65,644	4,820,239
CONSOL Energy, Inc. (A)	1,242	53,282
CVR Energy, Inc.	715	27,206
Delek US Holdings, Inc.	3,690	201,105
Denbury Resources, Inc. (A)	19,550	108,894
Devon Energy Corp.	28,712	1,232,606
DHT Holdings, Inc.	4,313	20,185
Dorian LPG, Ltd. (A)	1,355	10,325
Earthstone Energy, Inc., Class A (A)	1,044	8,749
Energen Corp. (A)	9,674	750,219
Energy Fuels, Inc. (A)	3,626	11,567
Energy XXI Gulf Coast, Inc. (A)	1,534	13,883
EOG Resources, Inc.	32,251	3,813,036
EQT Corp.	13,629	695,352
Evolution Petroleum Corp.	1,346	13,527
Exxon Mobil Corp.	236,015	18,921,323
Frontline, Ltd. (A)	3,607	19,622
GasLog, Ltd.	1,841	30,929
Golar LNG, Ltd.	4,178	106,790
Green Plains, Inc.	1,746	30,992
Gulfport Energy Corp. (A)	23,262	273,561
Halcon Resources Corp. (A)(B)	6,205	28,419
Hess Corp.	14,486	975,487
HighPoint Resources Corp. (A)	5,001	27,556
HollyFrontier Corp.	9,282	691,695
International Seaways, Inc. (A)	979	20,089
Jagged Peak Energy, Inc. (A)(B)	2,874	37,966
Kinder Morgan, Inc.	106,081	1,877,634
Laredo Petroleum, Inc. (A)	6,921	57,375
Lilis Energy, Inc. (A)(B)	2,198	11,693
Marathon Oil Corp.	45,863	986,513
Marathon Petroleum Corp.	26,076	2,145,794

The accompanying notes are an integral part of the financial statements.	113

John Hancock Funds II
Portfolio of Investments — August 31, 2018 (showing percentage of total net assets)

U.S. Strategic Equity Allocation Fund (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Oil, gas and consumable fuels (continued)
Matador Resources Company (A)	14,647	$479,543
Midstates Petroleum Company, Inc. (A)	799	9,292
Murphy Oil Corp.	16,150	497,905
Newfield Exploration Company (A)	9,827	268,081
Noble Energy, Inc.	26,948	800,895
Nordic American Tankers, Ltd. (B)	6,672	14,879
Northern Oil and Gas, Inc. (A)	5,069	17,488
Oasis Petroleum, Inc. (A)	38,417	517,093
Occidental Petroleum Corp.	42,574	3,400,385
ONEOK, Inc.	22,101	1,456,677
Overseas Shipholding Group, Inc.,
Class A (A)	2,723	9,340
Panhandle Oil and Gas, Inc., Class A	837	15,610
Par Pacific Holdings, Inc. (A)	1,436	29,165
PBF Energy, Inc., Class A	11,739	609,489
PDC Energy, Inc. (A)	2,933	154,540
Peabody Energy Corp.	3,550	146,651
Penn Virginia Corp. (A)	541	48,117
Phillips 66	23,911	2,833,693
Pioneer Natural Resources Company	9,233	1,613,005
QEP Resources, Inc. (A)	23,603	235,322
Range Resources Corp.	22,520	369,778
Renewable Energy Group, Inc. (A)	1,659	44,710
Resolute Energy Corp. (A)	1,003	33,059
REX American Resources Corp. (A)	257	20,709
Ring Energy, Inc. (A)	2,640	31,152
Sanchez Energy Corp. (A)(B)	3,747	9,855
SandRidge Energy, Inc. (A)	1,348	21,379
Scorpio Tankers, Inc.	13,497	25,914
SemGroup Corp., Class A	3,523	85,257
Ship Finance International, Ltd.	3,575	50,765
SilverBow Resources, Inc. (A)	333	10,276
SM Energy Company	10,202	306,978
Southwestern Energy Company (A)	76,795	431,588
SRC Energy, Inc. (A)	10,727	99,868
Talos Energy, Inc. (A)	909	31,379
Teekay Corp.	3,141	21,296
Teekay Tankers, Ltd., Class A (B)	10,394	11,226
Tellurian, Inc. (A)(B)	3,746	36,224
The Williams Companies, Inc.	67,400	1,994,366
Ultra Petroleum Corp. (A)(B)	7,673	10,052
Uranium Energy Corp. (A)(B)	7,426	12,698
Valero Energy Corp.	23,692	2,792,813
W&T Offshore, Inc. (A)	4,239	28,698
WildHorse Resource Development
Corp. (A)(B)	1,228	26,697
World Fuel Services Corp.	9,703	271,975
WPX Energy, Inc. (A)	39,201	747,563
Zion Oil & Gas, Inc. (A)	2,767	5,119
		79,289,009
		94,315,094
Financials – 14.0%
Banks – 6.3%
1st Constitution Bancorp	450	9,518
1st Source Corp.	643	36,002
Access National Corp.	769	20,871
ACNB Corp.	403	14,427
Allegiance Bancshares, Inc. (A)	557	24,814
American National Bankshares, Inc.	484	19,917
Ameris Bancorp	1,765	87,632
Arrow Financial Corp.	583	22,941
Associated Banc-Corp.	16,789	457,500
Atlantic Capital Bancshares, Inc. (A)	1,266	23,105
Banc of California, Inc. (B)	1,844	37,157

U.S. Strategic Equity Allocation Fund (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Banks (continued)
BancFirst Corp.	768	$48,998
BancorpSouth Bank	12,284	427,483
Bank of America Corp.	522,911	16,173,637
Bank of Commerce Holdings	917	11,829
Bank of Hawaii Corp.	4,197	348,897
Bank of Marin Bancorp	313	27,591
Bank OZK	12,057	487,826
Bankwell Financial Group, Inc.	431	13,577
Banner Corp.	1,388	89,290
Bar Harbor Bankshares	774	22,794
Baycom Corp. (A)	656	17,187
BB&T Corp.	44,356	2,291,431
BCB Bancorp, Inc.	914	13,573
Berkshire Hills Bancorp, Inc.	1,705	72,036
Blue Hills Bancorp, Inc.	1,035	23,805
Boston Private Financial Holdings, Inc.	3,675	53,104
Bridge Bancorp, Inc.	774	27,090
Brookline Bancorp, Inc.	3,465	62,890
Bryn Mawr Bank Corp.	848	41,382
Business First Bancshares, Inc.	497	12,862
Byline Bancorp, Inc. (A)	626	14,292
C&F Financial Corp.	181	11,276
Cadence BanCorp	2,104	59,438
Cambridge Bancorp	190	17,011
Camden National Corp.	708	32,384
Capital City Bank Group, Inc.	628	15,399
Carolina Financial Corp.	855	35,183
Cathay General Bancorp	10,935	462,551
CB Financial Services, Inc. (B)	367	11,781
CBTX, Inc.	836	30,573
CenterState Bank Corp.	3,657	111,977
Central Pacific Financial Corp.	1,297	36,744
Central Valley Community Bancorp	732	15,819
Century Bancorp, Inc., Class A	181	12,896
Chemical Financial Corp.	10,199	582,567
Chemung Financial Corp.	217	9,114
Citigroup, Inc.	141,370	10,071,199
Citizens & Northern Corp.	662	18,543
Citizens Financial Group, Inc.	26,411	1,087,077
City Holding Company	623	50,513
Civista Bancshares, Inc.	670	16,000
CNB Financial Corp.	744	22,938
CoBiz Financial, Inc.	1,696	39,093
Codorus Valley Bancorp, Inc.	487	15,238
Columbia Banking System, Inc.	3,213	135,749
Comerica, Inc.	9,683	943,899
Commerce Bancshares, Inc.	9,314	661,853
Community Bank System, Inc.	2,154	142,444
Community Bankers Trust Corp. (A)	1,382	12,507
Community Trust Bancorp, Inc.	667	32,950
ConnectOne Bancorp, Inc.	1,393	34,337
Cullen/Frost Bankers, Inc.	5,764	639,170
Customers Bancorp, Inc. (A)	1,303	32,184
CVB Financial Corp.	4,567	109,836
Eagle Bancorp, Inc. (A)	1,413	76,090
East West Bancorp, Inc.	14,387	911,992
Enterprise Financial Services Corp.	957	53,879
Equity Bancshares, Inc., Class A (A)	618	25,085
Esquire Financial Holdings, Inc. (A)	411	10,686
Evans Bancorp, Inc.	323	15,359
Farmers & Merchants Bancorp, Inc.	447	20,334
Farmers National Banc Corp.	1,337	21,191
FB Financial Corp.	551	24,233
FCB Financial Holdings, Inc., Class A (A)	1,869	96,814
Fidelity D&D Bancorp, Inc.	177	10,530

The accompanying notes are an integral part of the financial statements.	114

John Hancock Funds II
Portfolio of Investments — August 31, 2018 (showing percentage of total net assets)

U.S. Strategic Equity Allocation Fund (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Banks (continued)
Fidelity Southern Corp.	1,032	$25,078
Fifth Third Bancorp	36,803	1,083,112
Financial Institutions, Inc.	745	24,064
First Bancorp	1,285	53,610
First BanCorp (PR) (A)	9,398	82,233
First Bank	990	14,157
First Busey Corp.	1,854	59,421
First Business Financial Services, Inc.	547	12,122
First Choice Bancorp	349	9,475
First Commonwealth Financial Corp.	4,230	70,853
First Community Bancshares, Inc.	769	25,815
First Community Corp.	495	12,449
First Connecticut Bancorp, Inc.	677	21,461
First Financial Bancorp	4,189	131,535
First Financial Bankshares, Inc. (B)	2,862	172,865
First Financial Corp.	536	27,577
First Financial Northwest, Inc.	495	8,643
First Foundation, Inc. (A)	1,546	25,014
First Horizon National Corp.	32,487	598,411
First Internet Bancorp	430	13,524
First Interstate BancSystem, Inc., Class A	1,335	62,011
First Merchants Corp.	2,142	103,073
First Mid-Illinois Bancshares, Inc.	558	22,928
First Midwest Bancorp, Inc.	4,473	121,576
First Northwest Bancorp (A)	610	10,211
Flushing Financial Corp.	1,311	33,981
FNB Corp.	32,156	432,498
Franklin Financial Network, Inc. (A)	580	22,417
Fulton Financial Corp.	24,939	453,890
German American Bancorp, Inc.	952	35,786
Glacier Bancorp, Inc.	3,736	170,660
Great Southern Bancorp, Inc.	491	29,116
Great Western Bancorp, Inc.	2,563	111,593
Green Bancorp, Inc.	1,076	25,824
Guaranty Bancorp	1,140	35,625
Guaranty Bancshares, Inc.	464	14,593
Hancock Whitney Corp.	12,171	627,415
Hanmi Financial Corp.	1,433	37,401
HarborOne Bancorp, Inc. (A)	738	14,546
Heartland Financial USA, Inc.	1,222	74,298
Heritage Commerce Corp.	1,831	29,003
Heritage Financial Corp.	1,447	52,526
Hilltop Holdings, Inc.	3,254	67,521
Home BancShares, Inc.	22,648	530,190
HomeTrust Bancshares, Inc. (A)	812	23,386
Hope Bancorp, Inc.	5,763	100,910
Horizon Bancorp, Inc.	1,695	34,629
Howard Bancorp, Inc. (A)	738	12,878
Huntington Bancshares, Inc.	58,779	952,808
IBERIABANK Corp.	2,453	212,552
Independent Bank Corp. (MA)	1,174	106,951
Independent Bank Corp. (MI)	941	23,478
Independent Bank Group, Inc.	939	65,026
International Bancshares Corp.	7,779	364,446
Investar Holding Corp.	541	14,850
Investors Bancorp, Inc.	10,576	135,373
JPMorgan Chase & Co.	189,348	21,695,494
KeyCorp	57,687	1,215,465
Lakeland Bancorp, Inc.	2,009	38,774
Lakeland Financial Corp.	1,025	50,502
LCNB Corp.	601	11,179
LegacyTexas Financial Group, Inc.	2,123	98,231
Live Oak Bancshares, Inc.	1,147	34,697
M&T Bank Corp.	7,699	1,363,878
Macatawa Bank Corp.	1,419	17,695

U.S. Strategic Equity Allocation Fund (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Banks (continued)
MB Financial, Inc.	11,979	$580,502
MBT Financial Corp.	1,163	12,735
Mercantile Bank Corp.	751	26,593
Metropolitan Bank Holding Corp. (A)	327	13,485
Mid Penn Bancorp, Inc.	312	9,500
Middlefield Banc Corp.	227	11,259
Midland States Bancorp, Inc.	933	32,123
MidSouth Bancorp, Inc.	908	13,938
MidWestOne Financial Group, Inc.	581	19,487
MutualFirst Financial, Inc.	298	11,324
National Bank Holdings Corp., Class A	1,213	48,702
National Bankshares, Inc. (B)	371	17,066
National Commerce Corp. (A)	684	30,096
NBT Bancorp, Inc.	1,860	75,293
Nicolet Bankshares, Inc. (A)	410	22,698
Northrim BanCorp, Inc.	428	19,067
Norwood Financial Corp.	328	12,871
Oak Valley Bancorp	441	9,248
OFG Bancorp (B)	1,967	31,865
Ohio Valley Banc Corp.	230	9,695
Old Line Bancshares, Inc.	727	24,863
Old National Bancorp	6,563	133,229
Old Second Bancorp, Inc.	1,372	21,197
Opus Bank	896	25,402
Origin Bancorp, Inc.	739	29,944
Orrstown Financial Services, Inc.	498	12,973
Pacific Premier Bancorp, Inc. (A)	2,002	79,179
PacWest Bancorp	12,424	627,288
Park National Corp.	560	61,684
Parke Bancorp, Inc.	455	10,488
Peapack Gladstone Financial Corp.	870	29,067
Penns Woods Bancorp, Inc.	307	13,901
Peoples Bancorp, Inc.	799	28,652
Peoples Financial Services Corp.	380	17,472
People’s United Financial, Inc.	22,004	407,294
People’s Utah Bancorp	727	26,281
Pinnacle Financial Partners, Inc.	7,345	474,120
Preferred Bank	600	36,726
Premier Financial Bancorp, Inc.	728	14,196
Prosperity Bancshares, Inc.	6,935	519,015
QCR Holdings, Inc.	598	26,013
RBB Bancorp	663	18,995
Regions Financial Corp.	63,358	1,232,947
Reliant Bancorp, Inc.	584	16,089
Renasant Corp.	2,108	98,423
Republic Bancorp, Inc., Class A	397	19,298
Republic First Bancorp, Inc. (A)	2,222	17,332
S&T Bancorp, Inc.	1,460	68,124
Sandy Spring Bancorp, Inc.	1,472	57,408
SB One Bancorp	466	12,955
Seacoast Banking Corp. of Florida (A)	2,004	63,366
Select Bancorp, Inc. (A)	789	10,107
ServisFirst Bancshares, Inc.	2,066	89,045
Shore Bancshares, Inc.	775	14,562
Sierra Bancorp	697	20,680
Signature Bank	5,330	616,894
Simmons First National Corp., Class A	4,005	126,558
SmartFinancial, Inc. (A)	620	15,240
South State Corp.	1,578	130,106
Southern First Bancshares, Inc. (A)	384	15,974
Southern National Bancorp of
Virginia, Inc.	1,024	17,971
Southside Bancshares, Inc.	1,436	51,122
State Bank Financial Corp.	1,627	53,008
Sterling Bancorp	22,388	511,566

The accompanying notes are an integral part of the financial statements.	115

John Hancock Funds II
Portfolio of Investments — August 31, 2018 (showing percentage of total net assets)

U.S. Strategic Equity Allocation Fund (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Banks (continued)
Stock Yards Bancorp, Inc.	935	$36,185
Summit Financial Group, Inc.	607	15,296
SunTrust Banks, Inc.	25,572	1,881,076
SVB Financial Group (A)	2,908	938,557
Synovus Financial Corp.	11,780	589,707
TCF Financial Corp.	16,706	423,497
Texas Capital Bancshares, Inc. (A)	4,932	438,455
The Bancorp, Inc. (A)	2,459	24,664
The Bank of NT Butterfield & Son, Ltd.	2,337	123,487
The Bank of Princeton (A)	370	12,173
The Community Financial Corp.	351	11,688
The First Bancshares, Inc.	589	24,178
The First of Long Island Corp.	1,180	25,724
The PNC Financial Services Group, Inc.	26,209	3,762,040
Tompkins Financial Corp.	622	54,655
Towne Bank	2,865	93,399
TriCo Bancshares	1,091	42,418
TriState Capital Holdings, Inc. (A)	996	29,631
Triumph Bancorp, Inc. (A)	1,065	45,209
Trustmark Corp.	9,643	342,134
U.S. Bancorp	87,575	4,738,683
UMB Financial Corp.	6,352	477,924
Umpqua Holdings Corp.	21,861	467,825
Union Bankshares Corp.	2,869	119,350
United Bankshares, Inc.	14,844	584,854
United Community Banks, Inc.	3,426	103,945
Univest Corp. of Pennsylvania	1,311	37,364
Valley National Bancorp	40,444	487,350
Veritex Holdings, Inc. (A)	1,055	32,304
Washington Trust Bancorp, Inc.	660	39,600
Webster Financial Corp.	9,144	597,835
Wells Fargo & Company	244,559	14,301,810
WesBanco, Inc.	2,308	113,909
Westamerica Bancorporation (B)	1,145	73,314
Wintrust Financial Corp.	5,588	494,817
Zions Bancorporation	10,264	546,969
		109,011,524
Capital markets – 2.8%
Affiliated Managers Group, Inc.	2,886	421,616
Ameriprise Financial, Inc.	7,931	1,125,885
Arlington Asset Investment Corp.,
Class A (B)	1,381	14,045
Artisan Partners Asset Management, Inc.,
Class A	2,168	71,869
B. Riley Financial, Inc.	971	22,236
BlackRock, Inc.	7,110	3,406,117
Blucora, Inc. (A)	2,081	75,332
BrightSphere Investment Group PLC	3,656	46,395
Cboe Global Markets, Inc.	7,070	712,656
CME Group, Inc.	20,208	3,530,944
Cohen & Steers, Inc.	1,028	42,734
Cowen, Inc. (A)(B)	1,285	19,532
Diamond Hill Investment Group, Inc.	151	28,175
Donnelley Financial Solutions, Inc. (A)	1,504	31,419
E*TRADE Financial Corp. (A)	14,530	855,236
Eaton Vance Corp.	11,835	624,060
Evercore, Inc., Class A	4,044	429,271
FactSet Research Systems, Inc.	3,860	885,445
Federated Investors, Inc., Class B	13,756	318,589
Franklin Resources, Inc.	17,177	545,198
GAIN Capital Holdings, Inc. (B)	1,314	9,684
Greenhill & Company, Inc.	947	26,043
Hamilton Lane, Inc., Class A	667	32,536
Houlihan Lokey, Inc.	1,304	61,327
Interactive Brokers Group, Inc., Class A	7,097	441,150

U.S. Strategic Equity Allocation Fund (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Capital markets (continued)
Intercontinental Exchange, Inc.	32,885	$2,506,824
INTL. FCStone, Inc. (A)	682	38,028
Invesco, Ltd.	23,022	554,830
Investment Technology Group, Inc.	1,475	32,273
Janus Henderson Group PLC	17,909	505,929
Ladenburg Thalmann Financial
Services, Inc.	5,246	18,099
Legg Mason, Inc.	8,486	264,763
MarketAxess Holdings, Inc.	3,734	708,788
Moelis & Company, Class A	1,731	100,485
Moody’s Corp.	9,800	1,744,596
Morgan Stanley	80,427	3,927,250
MSCI, Inc.	4,954	893,008
Nasdaq, Inc.	7,595	724,867
Northern Trust Corp.	11,876	1,276,195
Oppenheimer Holdings, Inc., Class A	464	14,477
Piper Jaffray Companies	650	50,050
PJT Partners, Inc., Class A	885	51,259
Raymond James Financial, Inc.	7,778	723,665
S&P Global, Inc.	14,738	3,051,503
Safeguard Scientifics, Inc. (A)	1,067	10,990
SEI Investments Company	13,028	821,806
State Street Corp.	21,392	1,859,179
Stifel Financial Corp.	10,176	568,533
T. Rowe Price Group, Inc.	13,585	1,574,366
The Bank of New York Mellon Corp.	59,531	3,104,542
The Charles Schwab Corp.	69,718	3,540,977
The Goldman Sachs Group, Inc.	20,676	4,916,960
Virtus Investment Partners, Inc.	311	40,119
Waddell & Reed Financial, Inc.,
Class A (B)	3,567	71,411
Westwood Holdings Group, Inc.	398	22,897
WisdomTree Investments, Inc.	5,282	43,418
		47,539,581
Consumer finance – 0.7%
American Express Company	41,416	4,389,268
Capital One Financial Corp.	28,441	2,818,219
Curo Group Holdings Corp. (A)	359	11,079
Discover Financial Services	19,943	1,557,947
Elevate Credit, Inc. (A)	1,071	10,025
Encore Capital Group, Inc. (A)(B)	1,145	44,369
Enova International, Inc. (A)	1,496	49,667
EZCORP, Inc., Class A (A)	2,308	25,619
FirstCash, Inc.	1,963	159,592
Green Dot Corp., Class A (A)	2,103	180,164
LendingClub Corp. (A)	14,124	50,988
Navient Corp.	26,455	360,846
Nelnet, Inc., Class A	819	47,215
PRA Group, Inc. (A)	1,991	72,771
Regional Management Corp. (A)	442	14,732
SLM Corp. (A)	43,213	506,456
Synchrony Financial	40,532	1,283,648
World Acceptance Corp. (A)	278	32,974
		11,615,579
Diversified financial services – 1.4%
Banco Latinoamericano de Comercio
Exterior SA	1,312	27,119
Berkshire Hathaway, Inc., Class B (A)	112,282	23,435,499
Cannae Holdings, Inc. (A)	2,988	58,087
FGL Holdings (A)	6,331	55,143
Jefferies Financial Group, Inc.	17,883	415,243
Marlin Business Services Corp.	450	12,870
NewStar Financial, Inc. (A)(C)	2,317	1,141

The accompanying notes are an integral part of the financial statements.	116

John Hancock Funds II
Portfolio of Investments — August 31, 2018 (showing percentage of total net assets)

U.S. Strategic Equity Allocation Fund (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Diversified financial services (continued)
On Deck Capital, Inc. (A)	2,432	$19,991
		24,025,093
Insurance – 2.6%
Aflac, Inc.	44,700	2,066,928
Alleghany Corp.	1,518	959,042
Ambac Financial Group, Inc. (A)	2,026	42,809
American Equity Investment Life
Holding Company	3,967	147,136
American Financial Group, Inc.	6,888	767,048
American International Group, Inc.	51,459	2,736,075
AMERISAFE, Inc.	841	53,656
AmTrust Financial Services, Inc.	4,944	71,886
Aon PLC	13,429	1,954,725
Argo Group International Holdings, Ltd.	1,426	90,836
Arthur J. Gallagher & Company	9,633	694,925
Aspen Insurance Holdings, Ltd.	5,923	243,731
Assurant, Inc.	2,694	276,997
Brighthouse Financial, Inc. (A)	6,801	282,310
Brown & Brown, Inc.	22,765	693,877
Chubb, Ltd.	26,542	3,589,540
Cincinnati Financial Corp.	9,167	702,834
Citizens, Inc. (A)(B)	2,644	22,210
CNO Financial Group, Inc.	23,978	518,165
eHealth, Inc. (A)	858	25,045
EMC Insurance Group, Inc.	484	12,429
Employers Holdings, Inc.	1,413	64,786
Enstar Group, Ltd. (A)	515	109,953
Everest Re Group, Ltd.	2,516	561,118
FBL Financial Group, Inc., Class A	455	37,014
FedNat Holding Company	934	24,564
First American Financial Corp.	11,075	629,725
Genworth Financial, Inc., Class A (A)	71,957	334,600
Global Indemnity, Ltd.	410	16,166
Goosehead Insurance, Inc., Class A (A)	486	15,076
Greenlight Capital Re, Ltd., Class A (A)	1,438	18,478
HCI Group, Inc.	365	14,783
Health Insurance Innovations, Inc.,
Class A (A)(B)	522	27,614
Heritage Insurance Holdings, Inc.	962	14,093
Horace Mann Educators Corp.	1,826	84,544
Investors Title Company	73	14,162
James River Group Holdings, Ltd.	1,135	46,478
Kemper Corp.	8,492	690,824
Kinsale Capital Group, Inc.	859	52,201
Lincoln National Corp.	12,608	826,833
Loews Corp.	14,190	713,899
Maiden Holdings, Ltd.	3,124	11,871
Marsh & McLennan Companies, Inc.	29,629	2,507,502
MBIA, Inc. (A)	3,962	40,690
Mercury General Corp.	3,626	195,441
MetLife, Inc.	56,411	2,588,701
National General Holdings Corp.	2,753	75,184
National Western Life Group, Inc., Class A	108	35,203
Old Republic International Corp.	24,903	552,349
Primerica, Inc.	6,303	770,542
Principal Financial Group, Inc.	14,781	815,763
ProAssurance Corp.	2,366	114,396
Protective Insurance Corp., Class B	523	12,291
Prudential Financial, Inc.	23,687	2,327,248
Reinsurance Group of America, Inc.	6,406	915,097
RenaissanceRe Holdings, Ltd.	3,996	531,308
RLI Corp.	1,732	133,312
Safety Insurance Group, Inc.	641	61,985
Selective Insurance Group, Inc.	2,564	164,609
State Auto Financial Corp.	770	24,170

U.S. Strategic Equity Allocation Fund (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Insurance (continued)
Stewart Information Services Corp.	1,001	$44,825
The Allstate Corp.	19,496	1,960,713
The Hanover Insurance Group, Inc.	4,224	517,398
The Hartford Financial Services
Group, Inc.	19,216	967,910
The Navigators Group, Inc.	912	63,840
The Progressive Corp.	33,216	2,243,076
The Travelers Companies, Inc.	15,871	2,088,624
Third Point Reinsurance, Ltd. (A)	3,628	48,615
Tiptree, Inc.	1,735	11,278
Torchmark Corp.	6,420	564,446
Trupanion, Inc. (A)(B)	1,099	41,971
United Fire Group, Inc.	924	45,766
United Insurance Holdings Corp.	981	20,434
Universal Insurance Holdings, Inc.	1,392	62,083
Unum Group	11,627	428,804
W.R. Berkley Corp.	9,544	746,913
Willis Towers Watson PLC	7,548	1,111,594
XL Group, Ltd.	14,605	838,181
		43,933,248
Mortgage real estate investment trusts – 0.0%
AG Mortgage Investment Trust, Inc.	1,200	22,560
Anworth Mortgage Asset Corp.	4,529	22,102
Apollo Commercial Real Estate
Finance, Inc.	5,356	104,067
Arbor Realty Trust, Inc.	2,327	28,529
Ares Commercial Real Estate Corp.	1,403	20,512
ARMOUR Residential REIT, Inc.	1,667	39,208
Blackstone Mortgage Trust, Inc., Class A	4,273	145,538
Capstead Mortgage Corp.	3,887	32,651
Cherry Hill Mortgage Investment Corp.	690	12,834
Colony Credit Real Estate, Inc.	3,692	74,135
Dynex Capital, Inc.	2,603	16,685
Exantas Capital Corp.	1,582	18,747
Granite Point Mortgage Trust, Inc.	1,874	35,868
Great Ajax Corp.	1,079	14,718
Hannon Armstrong Sustainable
Infrastructure Capital, Inc.	2,281	49,178
Invesco Mortgage Capital, Inc.	4,753	77,141
KKR Real Estate Finance Trust, Inc.	606	12,847
Ladder Capital Corp.	3,747	65,085
MTGE Investment Corp.	1,760	34,496
New York Mortgage Trust, Inc.	5,077	32,493
Orchid Island Capital, Inc.	2,469	19,604
PennyMac Mortgage Investment Trust	2,510	50,150
Redwood Trust, Inc.	3,188	54,132
Sutherland Asset Management Corp.	873	14,972
TPG RE Finance Trust, Inc.	1,220	25,193
Western Asset Mortgage Capital Corp.	1,823	20,290
		1,043,735
Thrifts and mortgage finance – 0.2%
BankFinancial Corp.	848	13,526
Beneficial Bancorp, Inc.	3,067	53,979
BofI Holding, Inc. (A)(B)	2,572	95,781
BSB Bancorp, Inc. (A)	468	15,584
Capitol Federal Financial, Inc.	5,518	72,893
Charter Financial Corp.	627	15,619
Columbia Financial, Inc. (A)	2,257	38,211
Dime Community Bancshares, Inc.	1,520	27,588
Entegra Financial Corp. (A)	364	10,010
Essent Group, Ltd. (A)	4,229	183,369
Federal Agricultural Mortgage Corp.,
Class C	397	30,597
First Defiance Financial Corp.	881	28,183

The accompanying notes are an integral part of the financial statements.	117

John Hancock Funds II
Portfolio of Investments — August 31, 2018 (showing percentage of total net assets)

U.S. Strategic Equity Allocation Fund (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Thrifts and mortgage finance (continued)
Flagstar Bancorp, Inc. (A)	1,231	$40,685
FS Bancorp, Inc.	191	11,141
Hingham Institution for Savings	63	13,672
Home Bancorp, Inc.	401	18,346
HomeStreet, Inc. (A)	1,117	32,896
Kearny Financial Corp.	4,307	59,006
LendingTree, Inc. (A)(B)	1,125	285,019
Merchants Bancorp	750	19,583
Meridian Bancorp, Inc.	2,151	38,503
Meta Financial Group, Inc.	426	36,892
MGIC Investment Corp. (A)	16,410	208,735
New York Community Bancorp, Inc.	48,692	524,413
NMI Holdings, Inc., Class A (A)	2,775	59,940
Northfield Bancorp, Inc.	2,030	33,048
Northwest Bancshares, Inc.	4,019	73,226
OceanFirst Financial Corp.	2,065	60,298
Ocwen Financial Corp. (A)	5,477	22,894
OP Bancorp (A)(B)	866	10,479
Oritani Financial Corp.	1,884	30,521
PCSB Financial Corp.	870	17,852
PennyMac Financial Services, Inc.,
Class A	914	19,331
PHH Corp. (A)	1,617	17,544
Provident Financial Services, Inc.	2,672	67,415
Radian Group, Inc.	9,551	194,172
Riverview Bancorp, Inc.	1,204	11,859
SI Financial Group, Inc.	714	9,889
Southern Missouri Bancorp, Inc.	349	13,960
Sterling Bancorp, Inc.	954	11,687
Territorial Bancorp, Inc.	472	14,103
Timberland Bancorp, Inc.	383	13,600
TrustCo Bank Corp.	4,395	40,654
United Community Financial Corp.	2,287	23,670
United Financial Bancorp, Inc.	2,359	41,919
Walker & Dunlop, Inc.	1,221	66,545
Washington Federal, Inc.	12,001	409,234
Waterstone Financial, Inc.	1,184	20,010
Western New England Bancorp, Inc.	1,514	16,124
WMIH Corp. (A)	26,570	40,121
WSFS Financial Corp.	1,331	64,953
		3,279,279
		240,448,039
Health care – 14.2%
Biotechnology – 2.6%
AbbVie, Inc.	87,269	8,376,079
Abeona Therapeutics, Inc. (A)(B)	1,441	22,191
ACADIA Pharmaceuticals, Inc. (A)(B)	4,433	63,037
Acceleron Pharma, Inc. (A)	1,735	93,725
Achaogen, Inc. (A)(B)	1,578	8,348
Achillion Pharmaceuticals, Inc. (A)	6,562	22,639
Acorda Therapeutics, Inc. (A)	1,973	56,822
Adamas Pharmaceuticals, Inc. (A)	1,015	23,375
Aduro Biotech, Inc. (A)	3,101	22,947
Adverum Biotechnologies, Inc. (A)	2,742	20,839
Agenus, Inc. (A)	4,246	9,384
Aimmune Therapeutics, Inc. (A)	1,957	54,620
Akebia Therapeutics, Inc. (A)	2,376	19,507
Albireo Pharma, Inc. (A)	459	15,872
Alder Biopharmaceuticals, Inc. (A)	2,635	47,694
Alexion Pharmaceuticals, Inc. (A)	13,085	1,599,510
AMAG Pharmaceuticals, Inc. (A)	1,547	37,747
Amgen, Inc.	38,780	7,748,632
Amicus Therapeutics, Inc. (A)	8,443	113,812
AnaptysBio, Inc. (A)	830	73,571

U.S. Strategic Equity Allocation Fund (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Biotechnology (continued)
Apellis Pharmaceuticals, Inc. (A)	1,626	$31,479
Arbutus Biopharma Corp. (A)(B)	1,657	15,079
Arena Pharmaceuticals, Inc. (A)	2,231	86,652
ArQule, Inc. (A)	3,921	25,996
Array BioPharma, Inc. (A)	9,068	141,189
Arrowhead Pharmaceuticals, Inc. (A)	3,883	57,313
Atara Biotherapeutics, Inc. (A)	1,825	74,734
Athenex, Inc. (A)(B)	1,931	31,726
Athersys, Inc. (A)(B)	5,859	12,070
Audentes Therapeutics, Inc. (A)	1,442	52,489
AVEO Pharmaceuticals, Inc. (A)(B)	4,865	14,546
Avid Bioservices, Inc. (A)	2,360	17,275
Bellicum Pharmaceuticals, Inc. (A)(B)	2,029	14,670
BioCryst Pharmaceuticals, Inc. (A)	4,663	33,387
Biogen, Inc. (A)	12,073	4,267,685
Biohaven Pharmaceutical Holding
Company, Ltd. (A)	1,231	46,606
BioSpecifics Technologies Corp. (A)	302	16,199
BioTime, Inc. (A)(B)	4,468	12,287
Blueprint Medicines Corp. (A)	1,843	141,303
Calithera Biosciences, Inc. (A)	1,530	8,339
Cara Therapeutics, Inc. (A)(B)	1,235	24,910
CareDx, Inc. (A)	1,517	36,878
CASI Pharmaceuticals, Inc. (A)	2,357	16,381
Catalyst Pharmaceuticals, Inc. (A)	4,673	15,748
Celgene Corp. (A)	40,490	3,824,281
Cellular Biomedicine Group, Inc. (A)	583	12,389
ChemoCentryx, Inc. (A)	1,089	14,353
Chimerix, Inc. (A)	2,333	9,309
Clovis Oncology, Inc. (A)	2,134	76,291
Coherus Biosciences, Inc. (A)	2,126	42,839
Concert Pharmaceuticals, Inc. (A)	1,044	16,464
Corbus Pharmaceuticals
Holdings, Inc. (A)(B)	2,605	15,239
Cue Biopharma, Inc. (A)	964	9,274
Cytokinetics, Inc. (A)	2,279	18,004
CytomX Therapeutics, Inc. (A)	1,744	39,223
Deciphera Pharmaceuticals, Inc. (A)	349	12,910
Denali Therapeutics, Inc. (A)(B)	839	16,470
Dicerna Pharmaceuticals, Inc. (A)	2,005	31,779
Dynavax Technologies Corp. (A)	2,855	39,542
Eagle Pharmaceuticals, Inc. (A)(B)	461	31,869
Editas Medicine, Inc. (A)(B)	2,062	67,695
Emergent BioSolutions, Inc. (A)	1,982	122,884
Enanta Pharmaceuticals, Inc. (A)	748	68,016
Epizyme, Inc. (A)	2,440	28,792
Esperion Therapeutics, Inc. (A)	1,034	51,173
Exelixis, Inc. (A)	28,002	526,158
Fate Therapeutics, Inc. (A)(B)	2,354	30,343
FibroGen, Inc. (A)	3,319	202,957
Five Prime Therapeutics, Inc. (A)	1,525	21,350
Flexion Therapeutics, Inc. (A)(B)	1,515	34,694
G1 Therapeutics, Inc. (A)	914	55,462
Genomic Health, Inc. (A)	934	57,133
Geron Corp. (A)(B)	7,432	42,585
Gilead Sciences, Inc.	76,195	5,770,247
Global Blood Therapeutics, Inc. (A)	2,235	109,403
GlycoMimetics, Inc. (A)(B)	1,580	23,258
Halozyme Therapeutics, Inc. (A)	5,596	103,022
Heron Therapeutics, Inc. (A)	2,844	109,636
Homology Medicines, Inc. (A)	551	9,174
Idera Pharmaceuticals, Inc. (A)	1,053	11,014
ImmunoGen, Inc. (A)	5,749	58,582
Immunomedics, Inc. (A)(B)	5,843	156,359
Incyte Corp. (A)	9,833	726,757

The accompanying notes are an integral part of the financial statements.	118

John Hancock Funds II
Portfolio of Investments — August 31, 2018 (showing percentage of total net assets)

U.S. Strategic Equity Allocation Fund (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Biotechnology (continued)
Inovio Pharmaceuticals, Inc. (A)	4,138	$21,766
Insmed, Inc. (A)	3,434	68,440
Insys Therapeutics, Inc. (A)(B)	1,375	12,856
Intellia Therapeutics, Inc. (A)(B)	1,500	46,395
Intercept Pharmaceuticals, Inc. (A)	976	109,117
Intrexon Corp. (A)(B)	3,138	48,262
Invitae Corp. (A)	2,923	43,290
Iovance Biotherapeutics, Inc. (A)	3,694	65,384
Ironwood Pharmaceuticals, Inc. (A)	6,170	118,711
Kadmon Holdings, Inc. (A)	3,511	15,132
Karyopharm Therapeutics, Inc. (A)	2,188	46,057
Keryx Biopharmaceuticals, Inc. (A)	4,444	15,154
Kindred Biosciences, Inc. (A)	1,285	19,147
Kura Oncology, Inc. (A)	1,134	23,247
La Jolla Pharmaceutical Company (A)(B)	985	22,694
Lexicon Pharmaceuticals, Inc. (A)(B)	2,002	23,163
Ligand Pharmaceuticals, Inc. (A)	923	239,694
Loxo Oncology, Inc. (A)	1,178	199,058
MacroGenics, Inc. (A)	1,788	39,104
Madrigal Pharmaceuticals, Inc. (A)(B)	258	61,716
MannKind Corp. (A)	7,029	7,732
MediciNova, Inc. (A)	1,829	22,259
Mersana Therapeutics, Inc. (A)(B)	664	9,263
MiMedx Group, Inc. (A)(B)	4,792	25,398
Minerva Neurosciences, Inc. (A)	1,625	16,900
Miragen Therapeutics, Inc. (A)(B)	1,340	8,321
Mirati Therapeutics, Inc. (A)	811	45,862
Momenta Pharmaceuticals, Inc. (A)	3,437	91,081
Myriad Genetics, Inc. (A)	2,899	144,341
Natera, Inc. (A)	1,339	37,010
Novavax, Inc. (A)(B)	18,069	28,188
OPKO Health, Inc. (A)(B)	14,392	85,201
Organovo Holdings, Inc. (A)	5,128	6,615
Palatin Technologies, Inc. (A)	9,831	9,929
PDL BioPharma, Inc. (A)	7,188	17,395
Pieris Pharmaceuticals, Inc. (A)	2,615	14,487
PolarityTE, Inc. (A)	444	12,690
Portola Pharmaceuticals, Inc. (A)	2,914	86,983
Progenics Pharmaceuticals, Inc. (A)	3,423	26,802
Prothena Corp. PLC (A)	1,865	28,385
PTC Therapeutics, Inc. (A)	2,024	84,482
Puma Biotechnology, Inc. (A)	1,302	57,223
Radius Health, Inc. (A)	1,830	37,643
Regeneron Pharmaceuticals, Inc. (A)	4,406	1,792,141
REGENXBIO, Inc. (A)	1,270	89,472
Repligen Corp. (A)	1,756	96,369
Retrophin, Inc. (A)	1,804	57,169
Rhythm Pharmaceuticals, Inc. (A)	558	17,577
Rigel Pharmaceuticals, Inc. (A)	7,709	26,288
Rocket Pharmaceuticals, Inc. (A)	949	22,634
Sangamo Therapeutics, Inc. (A)	4,550	83,038
Savara, Inc. (A)	1,233	14,500
Selecta Biosciences, Inc. (A)	911	12,353
Solid Biosciences, Inc. (A)	429	18,305
Sorrento Therapeutics, Inc. (A)(B)	4,021	22,317
Spark Therapeutics, Inc. (A)(B)	1,405	86,562
Spectrum Pharmaceuticals, Inc. (A)	4,426	95,292
Stemline Therapeutics, Inc. (A)	1,353	23,136
Synergy Pharmaceuticals, Inc. (A)(B)	11,659	22,735
Synlogic, Inc. (A)	875	9,258
Syros Pharmaceuticals, Inc. (A)	1,243	15,276
T2 Biosystems, Inc. (A)	1,392	9,090
TG Therapeutics, Inc. (A)	2,685	34,100
Tocagen, Inc. (A)	866	8,444
Ultragenyx Pharmaceutical, Inc. (A)	2,093	177,340

U.S. Strategic Equity Allocation Fund (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Biotechnology (continued)
United Therapeutics Corp. (A)	4,323	$531,686
Vanda Pharmaceuticals, Inc. (A)	2,308	44,602
Veracyte, Inc. (A)	1,181	14,928
Verastem, Inc. (A)(B)	2,408	23,984
Vericel Corp. (A)	1,745	21,289
Vertex Pharmaceuticals, Inc. (A)	15,120	2,788,128
Viking Therapeutics, Inc. (A)	2,037	26,624
Vital Therapies, Inc. (A)	1,420	11,431
Voyager Therapeutics, Inc. (A)(B)	979	21,283
Xencor, Inc. (A)	2,072	86,589
Zafgen, Inc. (A)	1,150	10,948
ZIOPHARM Oncology, Inc. (A)(B)	6,501	18,983
		44,698,670
Health care equipment and supplies – 3.2%
Abbott Laboratories	98,856	6,607,535
ABIOMED, Inc. (A)	2,542	1,033,526
Accuray, Inc. (A)	4,168	16,672
Align Technology, Inc. (A)	3,975	1,536,298
AngioDynamics, Inc. (A)	1,659	37,195
Anika Therapeutics, Inc. (A)	656	27,152
Antares Pharma, Inc. (A)	6,938	24,561
AtriCure, Inc. (A)	1,506	52,032
Atrion Corp.	62	40,613
Avanos Medical, Inc. (A)	6,734	485,521
AxoGen, Inc. (A)	1,494	65,512
Baxter International, Inc.	28,301	2,104,745
Becton, Dickinson and Company	15,051	3,941,405
Boston Scientific Corp. (A)	78,884	2,805,115
Cantel Medical Corp.	3,520	341,440
Cardiovascular Systems, Inc. (A)	1,456	56,100
Cerus Corp. (A)	5,791	45,054
CONMED Corp.	1,109	89,197
CryoLife, Inc. (A)	1,571	54,514
CryoPort, Inc. (A)(B)	1,178	16,728
Cutera, Inc. (A)	621	21,114
CytoSorbents Corp. (A)	1,345	19,704
Danaher Corp.	34,949	3,618,619
DENTSPLY SIRONA, Inc.	14,275	569,858
Edwards Lifesciences Corp. (A)	11,734	1,692,512
Endologix, Inc. (A)	4,027	9,262
FONAR Corp. (A)	329	8,620
GenMark Diagnostics, Inc. (A)	2,531	21,665
Glaukos Corp. (A)	1,474	100,777
Globus Medical, Inc., Class A (A)	10,427	555,446
Haemonetics Corp. (A)	7,549	842,770
Heska Corp. (A)	302	32,314
Hill-Rom Holdings, Inc.	6,581	640,134
Hologic, Inc. (A)	14,134	561,968
ICU Medical, Inc. (A)	1,513	462,978
IDEXX Laboratories, Inc. (A)	4,962	1,260,546
Inogen, Inc. (A)	780	206,630
Integer Holdings Corp. (A)	1,377	110,022
Integra LifeSciences Holdings Corp. (A)	7,004	416,528
IntriCon Corp. (A)	275	20,323
Intuitive Surgical, Inc. (A)	6,321	3,539,760
Invacare Corp.	1,470	22,344
iRhythm Technologies, Inc. (A)	1,057	98,396
K2M Group Holdings, Inc. (A)	1,849	50,552
Lantheus Holdings, Inc. (A)	1,713	27,579
LeMaitre Vascular, Inc.	710	26,632
LivaNova PLC (A)	6,475	812,936
Masimo Corp. (A)	4,730	557,620
Medtronic PLC	76,448	7,370,352
Meridian Bioscience, Inc.	1,906	29,924
Merit Medical Systems, Inc. (A)	2,169	127,646
The accompanying notes are an integral part of the financial statements.	119

John Hancock Funds II
Portfolio of Investments — August 31, 2018 (showing percentage of total net assets)

U.S. Strategic Equity Allocation Fund (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Health care equipment and supplies (continued)
Natus Medical, Inc. (A)	1,421	$53,003
Neogen Corp. (A)	2,219	207,343
Nevro Corp. (A)	1,296	87,376
Novocure, Ltd. (A)	3,190	143,710
NuVasive, Inc. (A)	7,359	516,528
Nuvectra Corp. (A)	643	15,008
NxStage Medical, Inc. (A)	2,886	81,789
OraSure Technologies, Inc. (A)	2,691	43,083
Orthofix Medical, Inc. (A)	767	41,081
OrthoPediatrics Corp. (A)	365	12,709
Oxford Immunotec Global PLC (A)	1,284	18,900
Pulse Biosciences, Inc. (A)	486	6,979
Quidel Corp. (A)	1,453	111,707
ResMed, Inc.	7,463	831,453
Rockwell Medical, Inc. (A)(B)	2,305	11,318
RTI Surgical, Inc. (A)	3,046	13,631
Senseonics Holdings, Inc. (A)	3,325	13,566
Sientra, Inc. (A)	1,064	26,728
STAAR Surgical Company (A)	1,854	88,436
STERIS PLC	8,402	961,357
Stryker Corp.	17,755	3,008,230
Surmodics, Inc. (A)	582	45,833
Tactile Systems Technology, Inc. (A)	782	52,918
Tandem Diabetes Care, Inc. (A)	1,978	90,375
Teleflex, Inc.	4,522	1,118,878
The Cooper Companies, Inc.	2,620	670,144
TransEnterix, Inc. (A)(B)	6,894	39,985
Utah Medical Products, Inc.	171	15,535
Varex Imaging Corp. (A)	1,689	53,035
Varian Medical Systems, Inc. (A)	4,886	547,330
ViewRay, Inc. (A)	2,244	22,620
West Pharmaceutical Services, Inc.	7,306	855,167
Wright Medical Group NV (A)	4,717	136,699
Zimmer Biomet Holdings, Inc.	10,955	1,354,367
		54,513,267
Health care providers and services – 3.0%
Acadia Healthcare Company, Inc. (A)	8,148	338,386
Addus HomeCare Corp. (A)	341	22,131
Aetna, Inc.	18,108	3,626,489
Amedisys, Inc. (A)	1,262	157,763
American Renal Associates
Holdings, Inc. (A)	687	15,080
AmerisourceBergen Corp.	9,324	838,880
AMN Healthcare Services, Inc. (A)	2,080	121,264
Anthem, Inc.	14,503	3,839,379
Apollo Medical Holdings, Inc. (A)(B)	1,097	16,729
BioScrip, Inc. (A)(B)	6,243	18,105
BioTelemetry, Inc. (A)	1,440	88,992
Brookdale Senior Living, Inc. (A)	8,397	83,298
Capital Senior Living Corp. (A)	1,270	11,265
Cardinal Health, Inc.	18,321	956,173
Centene Corp. (A)	11,369	1,665,331
Chemed Corp.	1,582	511,840
Cigna Corp.	14,008	2,638,267
Civitas Solutions, Inc. (A)	781	12,496
Community Health Systems, Inc. (A)	4,344	16,855
CorVel Corp. (A)	403	23,958
Cross Country Healthcare, Inc. (A)	1,691	16,927
CVS Health Corp.	56,934	4,283,714
DaVita, Inc. (A)	7,626	528,406
Diplomat Pharmacy, Inc. (A)	2,512	51,898
Encompass Health Corp.	9,812	800,561
Envision Healthcare Corp. (A)	6,011	272,659
Express Scripts Holding Company (A)	31,409	2,764,620
HCA Healthcare, Inc.	15,771	2,115,049

U.S. Strategic Equity Allocation Fund (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Health care providers and services (continued)
HealthEquity, Inc. (A)	2,395	$225,633
Henry Schein, Inc. (A)	8,470	657,950
Humana, Inc.	7,887	2,628,422
Laboratory Corp. of America Holdings (A)	5,547	958,910
LHC Group, Inc. (A)	1,360	134,545
LifePoint Health, Inc. (A)	5,422	349,177
Magellan Health, Inc. (A)	1,089	80,042
McKesson Corp.	11,623	1,496,461
MEDNAX, Inc. (A)	9,382	444,238
Molina Healthcare, Inc. (A)	4,716	650,808
National HealthCare Corp.	520	40,076
National Research Corp.	514	20,123
Owens & Minor, Inc.	2,739	46,508
Patterson Companies, Inc.	11,721	264,309
PetIQ, Inc. (A)(B)	461	18,053
Quest Diagnostics, Inc.	7,481	822,760
R1 RCM, Inc. (A)	4,652	46,380
RadNet, Inc. (A)	1,794	24,847
Select Medical Holdings Corp. (A)	4,797	94,981
Surgery Partners, Inc. (A)	914	15,858
Tenet Healthcare Corp. (A)	11,809	398,199
The Ensign Group, Inc.	2,187	85,446
The Providence Service Corp. (A)	513	34,443
Tivity Health, Inc. (A)	1,773	60,991
Triple-S Management Corp., Class B (A)	985	21,443
UnitedHealth Group, Inc.	54,171	14,542,747
Universal Health Services, Inc., Class B	5,402	703,124
US Physical Therapy, Inc.	545	68,261
WellCare Health Plans, Inc. (A)	4,893	1,480,475
		52,251,725
Health care technology – 0.2%
Allscripts Healthcare Solutions, Inc. (A)	25,539	373,125
Castlight Health, Inc., B Shares (A)(B)	3,848	11,544
Cerner Corp. (A)	16,772	1,092,025
Computer Programs & Systems, Inc. (B)	557	15,206
Evolent Health, Inc., Class A (A)(B)	3,014	76,857
HealthStream, Inc.	1,148	36,426
HMS Holdings Corp. (A)	3,685	118,104
Inovalon Holdings, Inc., Class A (A)(B)	3,096	34,056
Inspire Medical Systems, Inc. (A)	356	19,576
Medidata Solutions, Inc. (A)	8,435	716,806
Omnicell, Inc. (A)	1,700	116,875
Quality Systems, Inc. (A)	2,353	53,860
Simulations Plus, Inc.	569	11,864
Tabula Rasa HealthCare, Inc. (A)	762	66,805
Teladoc Health, Inc. (A)	2,931	227,299
Vocera Communications, Inc. (A)	1,312	43,506
		3,013,934
Life sciences tools and services – 1.0%
Accelerate Diagnostics, Inc. (A)	1,187	29,200
Agilent Technologies, Inc.	18,711	1,263,741
Bio-Rad Laboratories, Inc., Class A (A)	2,011	654,178
Bio-Techne Corp.	3,731	716,986
Cambrex Corp. (A)	1,460	98,404
Charles River Laboratories
International, Inc. (A)	4,757	587,537
ChromaDex Corp. (A)(B)	1,775	8,041
Codexis, Inc. (A)	2,315	39,818
Enzo Biochem, Inc. (A)	2,307	10,589
Harvard Bioscience, Inc. (A)	1,828	10,877
Illumina, Inc. (A)	8,382	2,974,185
IQVIA Holdings, Inc. (A)	8,722	1,108,479
Luminex Corp.	1,830	51,624
Medpace Holdings, Inc. (A)	533	31,868

The accompanying notes are an integral part of the financial statements.	120

John Hancock Funds II
Portfolio of Investments — August 31, 2018 (showing percentage of total net assets)

U.S. Strategic Equity Allocation Fund (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Life sciences tools and services (continued)
Mettler-Toledo International, Inc. (A)	1,434	$838,116
NanoString Technologies, Inc. (A)	1,034	16,720
NeoGenomics, Inc. (A)	2,567	35,553
Pacific Biosciences of
California, Inc. (A)(B)	5,564	27,764
PerkinElmer, Inc.	6,250	577,688
PRA Health Sciences, Inc. (A)	5,726	604,666
Syneos Health, Inc. (A)	8,499	423,675
Thermo Fisher Scientific, Inc.	22,552	5,392,183
Waters Corp. (A)	4,310	816,659
		16,318,551
Pharmaceuticals – 4.2%
Aclaris Therapeutics, Inc. (A)	1,231	19,598
Aerie Pharmaceuticals, Inc. (A)	1,585	97,240
Akcea Therapeutics, Inc. (A)(B)	579	15,291
Akorn, Inc. (A)	13,493	211,705
Allergan PLC	20,628	3,954,594
Amneal Pharmaceuticals, Inc. (A)	3,877	89,559
Amphastar Pharmaceuticals, Inc. (A)	1,621	30,767
Ampio Pharmaceuticals, Inc. (A)	3,754	2,361
ANI Pharmaceuticals, Inc. (A)	357	20,777
Aratana Therapeutics, Inc. (A)	2,320	12,296
Assembly Biosciences, Inc. (A)	759	30,360
Assertio Therapeutics, Inc. (A)	2,713	17,309
Bristol-Myers Squibb Company	98,914	5,989,243
Catalent, Inc. (A)	14,229	594,772
Clearside Biomedical, Inc. (A)	1,375	9,364
Collegium Pharmaceutical, Inc. (A)(B)	1,361	23,273
Corcept Therapeutics, Inc. (A)	4,363	65,532
Corium International, Inc. (A)(B)	1,378	13,449
Cymabay Therapeutics, Inc. (A)	2,710	36,937
Dermira, Inc. (A)	1,642	15,632
Dova Pharmaceuticals, Inc. (A)	566	14,405
Durect Corp. (A)	7,835	10,264
Eli Lilly & Company	57,909	6,118,086
Eloxx Pharmaceuticals, Inc. (A)	1,044	19,126
Endo International PLC (A)	9,946	170,574
Endocyte, Inc. (A)	2,882	56,833
Horizon Pharma PLC (A)	7,372	155,844
Innoviva, Inc. (A)	3,099	44,997
Intersect ENT, Inc. (A)	1,352	39,614
Intra-Cellular Therapies, Inc. (A)	2,008	44,056
Johnson & Johnson	161,531	21,756,610
Lannett Company, Inc. (A)(B)	1,374	7,351
Mallinckrodt PLC (A)	11,896	409,936
Marinus Pharmaceuticals, Inc. (A)	1,738	12,409
Merck & Company, Inc.	163,447	11,210,830
Mylan NV (A)	30,766	1,203,874
MyoKardia, Inc. (A)	1,360	83,844
Nektar Therapeutics (A)	9,130	607,054
Neos Therapeutics, Inc. (A)(B)	1,496	8,602
Ocular Therapeutix, Inc. (A)	1,689	11,401
Omeros Corp. (A)(B)	2,059	53,287
Optinose, Inc. (A)	736	10,944
Pacira Pharmaceuticals, Inc. (A)	1,784	84,116
Paratek Pharmaceuticals, Inc. (A)(B)	1,584	16,236
Perrigo Company PLC	7,997	611,850
Pfizer, Inc.	353,270	14,667,770
Phibro Animal Health Corp., Class A	890	42,008
Prestige Consumer Healthcare, Inc. (A)	7,643	294,256
Reata Pharmaceuticals, Inc.,
Class A (A)(B)	708	61,143
Revance Therapeutics, Inc. (A)	1,505	41,237
Sienna Biopharmaceuticals, Inc. (A)(B)	817	13,611
SIGA Technologies, Inc. (A)	2,400	19,752

U.S. Strategic Equity Allocation Fund (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Pharmaceuticals (continued)
Supernus Pharmaceuticals, Inc. (A)	2,170	$96,131
Teligent, Inc. (A)(B)	1,871	7,559
Tetraphase Pharmaceuticals, Inc. (A)	2,503	8,861
The Medicines Company (A)	3,062	121,286
TherapeuticsMD, Inc. (A)(B)	7,534	48,820
Theravance Biopharma, Inc. (A)	1,947	56,405
WaVe Life Sciences, Ltd. (A)	786	41,894
Zoetis, Inc.	29,924	2,711,114
Zogenix, Inc. (A)	1,572	75,928
		72,319,977
		243,116,124
Industrials – 12.2%
Aerospace and defense – 3.1%
AAR Corp.	1,428	66,645
Aerojet Rocketdyne Holdings, Inc. (A)	3,099	108,806
Aerovironment, Inc. (A)	932	81,979
Arconic, Inc.	35,782	800,801
Astronics Corp. (A)	947	41,204
Axon Enterprise, Inc. (A)	2,324	158,636
Cubic Corp.	1,113	84,254
Curtiss-Wright Corp.	4,390	588,041
Ducommun, Inc. (A)	509	20,711
Engility Holdings, Inc. (A)	809	28,080
Esterline Technologies Corp. (A)	3,727	320,336
General Dynamics Corp.	22,164	4,286,518
Harris Corp.	9,742	1,583,172
Huntington Ingalls Industries, Inc.	4,115	1,005,994
KLX, Inc. (A)	7,253	535,562
Kratos Defense & Security
Solutions, Inc. (A)	3,952	52,799
L3 Technologies, Inc.	6,871	1,468,470
Lockheed Martin Corp.	20,143	6,454,019
Maxar Technologies, Ltd.	2,489	77,283
Mercury Systems, Inc. (A)	2,089	113,871
Moog, Inc., Class A	1,417	111,815
National Presto Industries, Inc. (B)	216	28,642
Northrop Grumman Corp.	13,799	4,118,864
Raytheon Company	23,616	4,709,975
Rockwell Collins, Inc.	13,353	1,815,340
Teledyne Technologies, Inc. (A)	3,551	842,510
The Boeing Company	43,481	14,904,852
The KeyW Holding Corp. (A)(B)	2,353	20,024
TransDigm Group, Inc. (A)	3,905	1,366,750
Triumph Group, Inc.	2,197	45,698
United Technologies Corp.	59,316	7,811,917
Vectrus, Inc. (A)	529	17,362
Wesco Aircraft Holdings, Inc. (A)	2,491	30,266
		53,701,196
Air freight and logistics – 0.5%
Air Transport Services Group, Inc. (A)	2,619	53,297
Atlas Air Worldwide Holdings, Inc. (A)	1,035	63,032
C.H. Robinson Worldwide, Inc.	6,555	629,804
Echo Global Logistics, Inc. (A)	1,250	41,500
Expeditors International of
Washington, Inc.	8,593	629,695
FedEx Corp.	12,666	3,089,871
Forward Air Corp.	1,291	82,960
Hub Group, Inc., Class A (A)	1,445	76,368
United Parcel Service, Inc., Class B	35,622	4,377,231
		9,043,758
Airlines – 0.4%
Alaska Air Group, Inc.	5,789	390,700
Allegiant Travel Company	567	77,254

The accompanying notes are an integral part of the financial statements.	121

John Hancock Funds II
Portfolio of Investments — August 31, 2018 (showing percentage of total net assets)

U.S. Strategic Equity Allocation Fund (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Airlines (continued)
American Airlines Group, Inc.	22,347	$904,607
Delta Air Lines, Inc.	32,691	1,911,770
Hawaiian Holdings, Inc.	2,227	92,421
JetBlue Airways Corp. (A)	31,425	599,589
SkyWest, Inc.	2,259	147,513
Southwest Airlines Company	27,050	1,658,165
Spirit Airlines, Inc. (A)	3,026	143,796
United Continental Holdings, Inc. (A)	11,823	1,033,567
		6,959,382
Building products – 0.5%
AAON, Inc.	1,842	74,417
Advanced Drainage Systems, Inc.	1,945	60,976
Allegion PLC	6,670	581,757
American Woodmark Corp. (A)	625	53,094
AO Smith Corp.	13,165	764,623
Apogee Enterprises, Inc.	1,238	60,934
Armstrong Flooring, Inc. (A)	1,112	19,471
Builders FirstSource, Inc. (A)	5,048	78,850
Caesarstone, Ltd. (B)	1,086	20,580
Continental Building Products, Inc. (A)	1,609	60,016
CSW Industrials, Inc. (A)	699	39,144
Fortune Brands Home & Security, Inc.	10,602	561,694
Gibraltar Industries, Inc. (A)	1,425	64,695
Griffon Corp.	1,294	23,616
Insteel Industries, Inc.	827	31,715
JELD-WEN Holding, Inc. (A)	3,106	75,538
Johnson Controls International PLC	73,053	2,759,212
Lennox International, Inc.	3,686	821,278
Masco Corp.	24,800	941,656
Masonite International Corp. (A)	1,209	80,943
NCI Building Systems, Inc. (A)	1,938	32,752
Patrick Industries, Inc. (A)	1,062	67,968
PGT Innovations, Inc. (A)	2,147	52,172
Quanex Building Products Corp.	1,590	26,076
Simpson Manufacturing Company, Inc.	1,837	141,026
Trex Company, Inc. (A)	2,616	221,575
Universal Forest Products, Inc.	2,657	99,531
		7,815,309
Commercial services and supplies – 0.6%
ABM Industries, Inc.	2,933	93,035
ACCO Brands Corp.	4,691	58,168
Advanced Disposal Services, Inc. (A)	3,149	84,015
Brady Corp., Class A	2,054	83,084
Casella Waste Systems, Inc., Class A (A)	1,783	50,602
CECO Environmental Corp.	1,691	14,272
Cimpress NV (A)	971	135,940
Cintas Corp.	4,190	894,020
Clean Harbors, Inc. (A)	5,077	348,231
Copart, Inc. (A)	9,838	632,682
Covanta Holding Corp.	5,161	91,092
Deluxe Corp.	6,835	404,769
Ennis, Inc.	1,142	24,896
Essendant, Inc.	1,725	24,892
Healthcare Services Group, Inc. (B)	10,603	436,950
Heritage-Crystal Clean, Inc. (A)	713	16,613
Herman Miller, Inc.	8,549	327,427
HNI Corp.	6,250	275,625
Interface, Inc.	2,627	61,866
Kimball International, Inc., Class B	1,701	29,716
Knoll, Inc.	2,127	50,070
LSC Communications, Inc.	1,611	19,703
Matthews International Corp., Class A	1,386	71,933
McGrath RentCorp	1,070	62,060
Mobile Mini, Inc.	1,981	84,985

U.S. Strategic Equity Allocation Fund (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Commercial services and supplies (continued)
MSA Safety, Inc.	4,882	$493,521
Multi-Color Corp.	615	37,976
PICO Holdings, Inc. (A)	1,086	12,978
Pitney Bowes, Inc.	26,988	195,933
Quad/Graphics, Inc.	1,456	33,153
Republic Services, Inc.	12,004	880,613
Rollins, Inc.	9,532	572,683
RR Donnelley & Sons Company	3,436	17,386
SP Plus Corp. (A)	1,004	39,056
Steelcase, Inc., Class A	3,731	54,473
Stericycle, Inc. (A)	4,082	251,819
Team, Inc. (A)(B)	1,321	30,779
Tetra Tech, Inc.	2,438	170,172
The Brink’s Company	7,272	546,127
UniFirst Corp.	664	122,973
US Ecology, Inc.	977	71,077
Viad Corp.	884	54,454
VSE Corp.	418	16,126
Waste Management, Inc.	20,655	1,877,540
		9,855,485
Construction and engineering – 0.3%
AECOM (A)	15,919	535,515
Aegion Corp. (A)	1,492	37,240
Ameresco, Inc., Class A (A)	968	13,891
Argan, Inc.	658	26,188
Comfort Systems USA, Inc.	1,622	93,103
Dycom Industries, Inc. (A)	4,424	371,218
EMCOR Group, Inc.	8,331	667,313
Fluor Corp.	9,939	570,598
Granite Construction, Inc.	6,447	294,499
Great Lakes Dredge & Dock Corp. (A)	3,018	16,524
HC2 Holdings, Inc. (A)	2,258	14,158
Infrastructure and Energy
Alternatives, Inc. (A)	859	9,105
Jacobs Engineering Group, Inc.	10,718	779,091
KBR, Inc.	20,159	422,936
MasTec, Inc. (A)	2,858	125,180
MYR Group, Inc. (A)	720	25,034
Northwest Pipe Company (A)	532	9,608
NV5 Global, Inc. (A)	368	32,550
Orion Group Holdings, Inc. (A)	1,370	11,809
Primoris Services Corp.	1,832	45,910
Quanta Services, Inc. (A)	11,385	393,807
Sterling Construction Company, Inc. (A)	1,321	19,221
Tutor Perini Corp. (A)	1,677	34,127
Valmont Industries, Inc.	2,239	314,356
Willscot Corp. (A)	1,530	26,699
		4,889,680
Electrical equipment – 0.8%
Acuity Brands, Inc.	4,071	622,212
Allied Motion Technologies, Inc.	337	16,459
AMETEK, Inc.	17,673	1,360,114
Atkore International Group, Inc. (A)	1,744	47,751
AZZ, Inc.	1,156	62,135
Eaton Corp. PLC	35,129	2,920,625
Emerson Electric Company	50,548	3,878,548
Encore Wire Corp.	911	45,778
Energous Corp. (A)	1,105	14,166
EnerSys	6,035	500,845
Enphase Energy, Inc. (A)(B)	3,933	19,232
Generac Holdings, Inc. (A)	2,661	147,659
Hubbell, Inc.	5,447	688,283
nVent Electric PLC	16,121	452,839
Plug Power, Inc. (A)(B)	10,110	19,917

The accompanying notes are an integral part of the financial statements.	122

John Hancock Funds II
Portfolio of Investments — August 31, 2018 (showing percentage of total net assets)

U.S. Strategic Equity Allocation Fund (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Electrical equipment (continued)
Powell Industries, Inc.	459	$17,970
Preformed Line Products Company	152	12,418
Regal Beloit Corp.	4,367	365,518
Rockwell Automation, Inc.	9,873	1,786,618
Sunrun, Inc. (A)	4,186	54,920
Thermon Group Holdings, Inc. (A)	1,470	39,396
TPI Composites, Inc. (A)	649	18,191
Vicor Corp. (A)	763	47,649
		13,139,243
Industrial conglomerates – 1.8%
3M Company	46,485	9,804,616
Carlisle Companies, Inc.	6,051	767,327
General Electric Company	683,504	8,844,542
Honeywell International, Inc.	58,670	9,332,050
Raven Industries, Inc.	1,597	77,295
Roper Technologies, Inc.	7,814	2,331,463
		31,157,293
Machinery – 2.4%
Actuant Corp., Class A	2,702	79,574
AGCO Corp.	6,555	391,071
Alamo Group, Inc.	426	40,598
Albany International Corp., Class A	1,267	97,749
Altra Industrial Motion Corp.	1,279	49,945
American Railcar Industries, Inc. (B)	369	16,908
Astec Industries, Inc.	1,031	50,158
Barnes Group, Inc.	2,163	147,214
Blue Bird Corp. (A)	711	16,317
Briggs & Stratton Corp.	1,842	37,135
Caterpillar, Inc.	47,744	6,629,254
Chart Industries, Inc. (A)	1,364	103,050
CIRCOR International, Inc.	727	32,977
Columbus McKinnon Corp.	991	42,147
Commercial Vehicle Group, Inc. (A)	1,544	15,069
Crane Company	5,039	459,960
Cummins, Inc.	12,127	1,719,609
Deere & Company	25,205	3,624,479
DMC Global, Inc.	649	25,473
Donaldson Company, Inc.	12,895	652,487
Douglas Dynamics, Inc.	983	45,021
Dover Corp.	11,400	978,918
Energy Recovery, Inc. (A)(B)	1,770	17,151
EnPro Industries, Inc.	911	68,389
ESCO Technologies, Inc.	1,128	76,309
Evoqua Water Technologies Corp. (A)	3,371	65,330
Federal Signal Corp.	2,593	67,496
Flowserve Corp.	11,144	580,825
Fortive Corp.	23,846	2,002,587
Franklin Electric Company, Inc.	2,053	100,392
FreightCar America, Inc. (A)	637	10,772
Global Brass & Copper Holdings, Inc.	957	36,892
Graco, Inc.	16,642	782,340
Graham Corp.	549	15,268
Harsco Corp. (A)	3,583	101,220
Hillenbrand, Inc.	2,749	140,611
Hurco Companies, Inc.	328	14,071
Hyster-Yale Materials Handling, Inc.	480	29,616
IDEX Corp.	7,617	1,167,001
Illinois Tool Works, Inc.	23,837	3,310,483
Ingersoll-Rand PLC	19,263	1,951,149
ITT, Inc.	8,678	512,957
John Bean Technologies Corp.	1,387	164,082
Kadant, Inc.	472	47,696
Kennametal, Inc.	11,696	477,665
LB Foster Company, Class A (A)	507	11,534

U.S. Strategic Equity Allocation Fund (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Machinery (continued)
Lincoln Electric Holdings, Inc.	6,124	$576,636
Lindsay Corp.	473	45,299
Lydall, Inc. (A)	755	32,314
Manitex International, Inc. (A)	864	9,141
Meritor, Inc. (A)	3,706	80,272
Milacron Holdings Corp. (A)	3,063	64,936
Miller Industries, Inc.	586	16,877
Mueller Industries, Inc.	2,529	80,852
Mueller Water Products, Inc., Class A	6,869	79,474
Navistar International Corp. (A)	2,183	95,113
NN, Inc.	1,270	25,400
Nordson Corp.	5,076	705,666
Omega Flex, Inc.	139	12,336
Oshkosh Corp.	7,339	515,638
PACCAR, Inc.	28,684	1,962,559
Parker-Hannifin Corp.	10,054	1,765,482
Park-Ohio Holdings Corp.	437	18,114
Pentair PLC	13,545	588,937
Proto Labs, Inc. (A)	1,196	185,918
RBC Bearings, Inc. (A)	1,041	155,952
REV Group, Inc.	1,374	23,372
Rexnord Corp. (A)	4,572	132,725
Snap-on, Inc.	4,378	773,943
Spartan Motors, Inc.	1,578	22,802
SPX Corp. (A)	1,871	63,595
SPX FLOW, Inc. (A)	1,864	89,360
Standex International Corp.	554	59,777
Stanley Black & Decker, Inc.	12,069	1,696,057
Sun Hydraulics Corp.	1,285	64,687
Tennant Company	778	59,556
Terex Corp.	7,169	277,799
The Gorman-Rupp Company	794	29,108
The Greenbrier Companies, Inc.	1,391	80,678
The Manitowoc Company, Inc. (A)	1,574	36,501
The Timken Company	6,780	329,847
The Toro Company	10,527	639,936
Titan International, Inc.	2,425	18,139
TriMas Corp. (A)	2,042	62,689
Trinity Industries, Inc.	14,823	531,256
Twin Disc, Inc. (A)	439	11,216
Wabash National Corp.	2,511	45,801
Wabtec Corp. (B)	8,509	921,695
Watts Water Technologies, Inc., Class A	1,206	99,435
Woodward, Inc.	7,849	632,315
Xylem, Inc.	15,224	1,155,654
		41,881,808
Marine – 0.0%
Costamare, Inc.	2,226	15,649
Eagle Bulk Shipping, Inc. (A)	2,423	12,139
Kirby Corp. (A)	5,335	465,746
Matson, Inc.	1,880	70,237
Safe Bulkers, Inc. (A)	2,632	7,343
Scorpio Bulkers, Inc.	2,659	18,081
		589,195
Professional services – 0.4%
Acacia Research Corp. (A)	2,790	10,881
ASGN, Inc. (A)	2,243	207,679
Barrett Business Services, Inc.	318	23,860
CBIZ, Inc. (A)	2,276	54,396
CRA International, Inc.	374	21,378
Equifax, Inc.	5,655	757,600
Exponent, Inc.	2,272	118,939
Forrester Research, Inc.	477	23,468
Franklin Covey Company (A)	498	12,749

The accompanying notes are an integral part of the financial statements.	123

John Hancock Funds II
Portfolio of Investments — August 31, 2018 (showing percentage of total net assets)

U.S. Strategic Equity Allocation Fund (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Professional services (continued)
FTI Consulting, Inc. (A)	1,651	$125,839
GP Strategies Corp. (A)	664	12,649
Heidrick & Struggles International, Inc.	837	36,995
Hill International, Inc. (A)	2,613	11,105
Huron Consulting Group, Inc. (A)	978	48,411
ICF International, Inc.	785	64,095
IHS Markit, Ltd. (A)	18,332	1,008,260
InnerWorkings, Inc. (A)	2,232	17,454
Insperity, Inc.	1,692	202,786
Kelly Services, Inc., Class A	1,419	35,773
Kforce, Inc.	1,030	43,312
Korn/Ferry International	2,494	167,422
ManpowerGroup, Inc.	6,536	612,619
Mistras Group, Inc. (A)	811	18,499
Navigant Consulting, Inc. (A)	1,971	47,087
Nielsen Holdings PLC	18,699	486,174
Reis, Inc.	493	11,364
Resources Connection, Inc.	1,419	23,484
Robert Half International, Inc.	6,507	508,717
The Dun & Bradstreet Corp.	3,682	526,231
TriNet Group, Inc. (A)	1,931	114,064
TrueBlue, Inc. (A)	1,837	53,824
Verisk Analytics, Inc. (A)	7,446	886,744
WageWorks, Inc. (A)	1,756	93,946
Willdan Group, Inc. (A)	396	12,423
		6,400,227
Road and rail – 1.0%
ArcBest Corp.	1,134	54,545
Avis Budget Group, Inc. (A)	10,131	315,175
Covenant Transportation Group, Inc.,
Class A (A)	576	17,205
CSX Corp.	45,145	3,347,953
Daseke, Inc. (A)	1,994	17,926
Genesee & Wyoming, Inc., Class A (A)	5,972	524,879
Heartland Express, Inc.	2,139	43,743
Hertz Global Holdings, Inc. (A)	2,440	42,968
J.B. Hunt Transport Services, Inc.	4,116	497,007
Kansas City Southern	5,262	610,182
Knight-Swift Transportation Holdings, Inc.	12,748	435,089
Landstar System, Inc.	4,177	483,697
Marten Transport, Ltd.	1,779	39,227
Norfolk Southern Corp.	14,386	2,500,862
Old Dominion Freight Line, Inc.	6,774	1,032,358
Ryder System, Inc.	5,272	405,100
Saia, Inc. (A)	1,130	89,553
Union Pacific Corp.	39,616	5,966,962
Universal Logistics Holdings, Inc.	377	13,798
USA Truck, Inc. (A)	399	8,742
Werner Enterprises, Inc.	6,531	241,974
YRC Worldwide, Inc. (A)	1,615	15,456
		16,704,401
Trading companies and distributors – 0.4%
Aircastle, Ltd.	2,067	43,242
Applied Industrial Technologies, Inc.	1,679	129,367
Beacon Roofing Supply, Inc. (A)	3,016	111,833
BlueLinx Holdings, Inc. (A)	418	15,019
BMC Stock Holdings, Inc. (A)	3,015	67,838
CAI International, Inc. (A)	846	22,834
DXP Enterprises, Inc. (A)	741	34,004
Fastenal Company	23,050	1,345,198
Foundation Building Materials, Inc. (A)	738	10,192
GATX Corp.	5,391	455,270
GMS, Inc. (A)	1,433	35,610
H&E Equipment Services, Inc.	1,412	49,152

U.S. Strategic Equity Allocation Fund (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Trading companies and distributors (continued)
Herc Holdings, Inc. (A)	1,074	$56,471
Kaman Corp.	1,215	79,230
MRC Global, Inc. (A)	3,728	76,834
MSC Industrial Direct Company, Inc.,
Class A	4,553	389,190
Nexeo Solutions, Inc. (A)	1,587	15,886
NOW, Inc. (A)	15,539	267,115
Rush Enterprises, Inc., Class A	1,120	48,115
Rush Enterprises, Inc., Class B	399	17,676
SiteOne Landscape Supply, Inc. (A)	1,763	159,322
Systemax, Inc.	546	19,929
Textainer Group Holdings, Ltd. (A)	1,267	19,132
Titan Machinery, Inc. (A)	913	16,489
Triton International, Ltd.	2,327	87,914
United Rentals, Inc. (A)	6,096	950,184
Veritiv Corp. (A)	514	24,544
W.W. Grainger, Inc.	4,277	1,514,357
Watsco, Inc.	3,182	556,818
		6,618,765
		208,755,742
Information technology – 25.9%
Communications equipment – 1.4%
Acacia Communications, Inc. (A)(B)	1,222	49,821
ADTRAN, Inc.	2,167	37,272
Applied Optoelectronics, Inc. (A)	855	35,363
Arista Networks, Inc. (A)	3,387	1,012,645
ARRIS International PLC (A)	17,384	450,419
CalAmp Corp. (A)(B)	1,554	36,519
Calix, Inc. (A)	2,130	16,614
Casa Systems, Inc. (A)	695	10,210
Ciena Corp. (A)	20,557	649,190
Cisco Systems, Inc.	328,692	15,701,617
Comtech Telecommunications Corp.	1,044	37,427
Digi International, Inc. (A)	1,324	17,808
Extreme Networks, Inc. (A)	5,119	32,096
F5 Networks, Inc. (A)	4,583	866,737
Finisar Corp. (A)(B)	5,108	104,203
Harmonic, Inc. (A)	3,907	21,293
Infinera Corp. (A)	6,680	59,786
InterDigital, Inc.	4,971	410,605
Juniper Networks, Inc.	24,131	686,044
KVH Industries, Inc. (A)	830	10,334
Lumentum Holdings, Inc. (A)(B)	9,016	612,186
Motorola Solutions, Inc.	10,797	1,385,903
NETGEAR, Inc. (A)	1,389	98,411
NetScout Systems, Inc. (A)	11,704	292,600
Oclaro, Inc. (A)	7,474	71,302
Plantronics, Inc.	4,731	318,018
Quantenna Communications, Inc. (A)	1,608	29,378
Ribbon Communications, Inc. (A)	2,529	17,501
ViaSat, Inc. (A)(B)	7,858	493,640
Viavi Solutions, Inc. (A)	10,075	112,840
		23,677,782
Electronic equipment, instruments and components – 1.1%
Amphenol Corp., Class A	21,877	2,069,127
Anixter International, Inc. (A)	1,310	94,451
Arrow Electronics, Inc. (A)	8,700	674,511
Avnet, Inc.	11,714	566,958
AVX Corp.	2,098	44,373
Badger Meter, Inc.	1,247	68,523
Bel Fuse, Inc., Class B	515	14,755
Belden, Inc.	5,821	423,303
Benchmark Electronics, Inc.	2,133	55,138
Cognex Corp.	17,172	923,854

The accompanying notes are an integral part of the financial statements.	124

John Hancock Funds II
Portfolio of Investments — August 31, 2018 (showing percentage of total net assets)

U.S. Strategic Equity Allocation Fund (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Electronic equipment, instruments and
components (continued)
Coherent, Inc. (A)	2,470	$470,782
Control4 Corp. (A)	1,180	38,244
Corning, Inc.	56,332	1,887,685
CTS Corp.	1,461	53,984
Daktronics, Inc.	1,769	14,347
Electro Scientific Industries, Inc. (A)	1,414	31,037
ePlus, Inc. (A)	609	63,123
Fabrinet (A)	1,589	76,065
FARO Technologies, Inc. (A)	752	51,286
Fitbit, Inc., Class A (A)	9,246	55,661
FLIR Systems, Inc.	8,983	563,593
II-VI, Inc. (A)	2,733	135,967
Insight Enterprises, Inc. (A)	1,548	85,357
IPG Photonics Corp. (A)	3,082	540,829
Itron, Inc. (A)	1,509	100,198
Jabil, Inc.	17,008	502,756
KEMET Corp. (A)	2,465	63,696
Keysight Technologies, Inc. (A)	18,557	1,204,164
Kimball Electronics, Inc. (A)	1,174	23,245
Knowles Corp. (A)	3,871	70,181
Littelfuse, Inc.	2,479	554,205
Maxwell Technologies, Inc. (A)	1,832	6,540
Mesa Laboratories, Inc.	150	30,113
Methode Electronics, Inc.	1,596	63,281
MTS Systems Corp.	796	43,064
Napco Security Technologies, Inc. (A)	652	9,845
National Instruments Corp.	10,682	510,066
nLight, Inc. (A)	325	10,013
Novanta, Inc. (A)	1,442	110,457
OSI Systems, Inc. (A)	745	58,028
PAR Technology Corp. (A)	549	14,098
Park Electrochemical Corp.	907	19,392
PC Connection, Inc.	523	20,763
Plexus Corp. (A)	1,441	91,201
Rogers Corp. (A)	814	112,389
Sanmina Corp. (A)	2,994	92,215
ScanSource, Inc. (A)	1,117	45,406
SYNNEX Corp.	4,247	411,832
TE Connectivity, Ltd.	24,186	2,217,372
Tech Data Corp. (A)	5,147	374,444
Trimble, Inc. (A)	24,745	1,041,765
TTM Technologies, Inc. (A)	4,178	78,129
Vishay Intertechnology, Inc.	18,945	450,891
Vishay Precision Group, Inc. (A)	483	20,914
Zebra Technologies Corp., Class A (A)	5,302	910,565
		18,264,181
Internet software and services – 2.4%
Akamai Technologies, Inc. (A)	4,801	360,747
Alarm.com Holdings, Inc. (A)	1,371	77,174
Alphabet, Inc., Class A (A)	8,624	10,623,043
Alphabet, Inc., Class C (A)	8,765	10,677,435
Alteryx, Inc., Class A (A)	1,244	72,214
Amber Road, Inc. (A)	1,278	11,157
Appfolio, Inc., Class A (A)	653	55,766
Apptio, Inc., Class A (A)	1,493	57,928
Benefitfocus, Inc. (A)	916	40,396
Box, Inc., Class A (A)	5,626	138,175
Brightcove, Inc. (A)	1,723	14,129
Carbonite, Inc. (A)	1,178	48,946
Care.com, Inc. (A)	907	17,623
CarGurus, Inc. (A)	2,179	107,468
Cars.com, Inc. (A)	10,305	277,308
ChannelAdvisor Corp. (A)	1,234	16,104
Cision, Ltd. (A)	1,734	31,403

U.S. Strategic Equity Allocation Fund (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Internet software and services (continued)
Cloudera, Inc. (A)	4,613	$69,241
Cornerstone OnDemand, Inc. (A)	2,366	133,821
Coupa Software, Inc. (A)	2,353	168,734
eBay, Inc. (A)	26,611	921,007
eGain Corp. (A)	828	11,840
Endurance International Group
Holdings, Inc. (A)	3,217	31,044
Envestnet, Inc. (A)	1,956	123,619
Etsy, Inc. (A)	5,280	257,083
Facebook, Inc., Class A (A)	68,958	12,117,989
Five9, Inc. (A)	2,519	121,038
Gogo, Inc. (A)(B)	2,966	13,317
GTT Communications, Inc. (A)(B)	1,552	66,814
Hortonworks, Inc. (A)	3,061	68,322
Instructure, Inc. (A)	1,409	57,699
Internap Corp. (A)	964	12,937
j2 Global, Inc.	6,938	572,871
Leaf Group, Ltd. (A)	875	9,669
Limelight Networks, Inc. (A)	5,043	25,568
Liquidity Services, Inc. (A)	1,242	8,942
LivePerson, Inc. (A)	2,504	67,358
LogMeIn, Inc.	5,184	445,565
MINDBODY, Inc., Class A (A)	1,904	70,638
New Relic, Inc. (A)	1,957	201,101
Pandora Media, Inc. (A)(B)	11,403	105,364
Q2 Holdings, Inc. (A)	1,621	100,988
QuinStreet, Inc. (A)	1,715	26,017
Quotient Technology, Inc. (A)	3,516	52,564
SendGrid, Inc. (A)	420	15,233
ShotSpotter, Inc. (A)	336	19,165
Shutterstock, Inc.	833	45,848
SPS Commerce, Inc. (A)	745	73,211
Stamps.com, Inc. (A)	763	189,567
TechTarget, Inc. (A)	917	21,999
Telaria, Inc. (A)	2,293	9,424
The Meet Group, Inc. (A)	3,400	17,340
The Trade Desk, Inc., Class A (A)(B)	1,397	198,206
TrueCar, Inc. (A)	4,131	53,125
Tucows, Inc., Class A (A)(B)	430	25,177
Twitter, Inc. (A)	19,747	694,699
VeriSign, Inc. (A)	2,708	429,516
Web.com Group, Inc. (A)	1,783	49,835
XO Group, Inc. (A)	1,089	32,735
Yelp, Inc. (A)	3,585	168,925
Yext, Inc. (A)	3,610	89,745
		40,621,916
IT services – 5.1%
Accenture PLC, Class A	45,607	7,710,775
Acxiom Corp. (A)	11,133	508,667
Alliance Data Systems Corp.	3,614	862,228
Automatic Data Processing, Inc.	31,310	4,594,743
Broadridge Financial Solutions, Inc.	7,792	1,053,011
CACI International, Inc., Class A (A)	1,080	210,600
Cardtronics PLC, Class A (A)	1,770	62,109
Cass Information Systems, Inc.	536	38,340
Cognizant Technology Solutions Corp.,
Class A	40,698	3,191,944
ConvergeOne Holdings, Inc.	1,146	10,474
Convergys Corp.	13,061	322,999
CoreLogic, Inc. (A)	8,106	412,109
CSG Systems International, Inc.	1,476	55,129
DXC Technology Company	19,301	1,758,128
Everi Holdings, Inc. (A)	2,956	25,629
EVERTEC, Inc.	2,672	64,262
Exela Technologies, Inc. (A)(B)	2,492	14,902

The accompanying notes are an integral part of the financial statements.	125

John Hancock Funds II
Portfolio of Investments — August 31, 2018 (showing percentage of total net assets)

U.S. Strategic Equity Allocation Fund (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
IT services (continued)
ExlService Holdings, Inc. (A)	1,479	$94,774
Fidelity National Information Services, Inc.	24,071	2,603,760
Fiserv, Inc. (A)	28,332	2,268,543
FleetCor Technologies, Inc. (A)	6,311	1,348,913
Gartner, Inc. (A)	5,879	880,439
Global Payments, Inc.	11,229	1,398,909
IBM Corp.	60,064	8,798,175
Jack Henry & Associates, Inc.	7,675	1,216,027
Leidos Holdings, Inc.	14,167	1,002,599
ManTech International Corp., Class A	1,143	75,804
Mastercard, Inc., Class A	64,633	13,932,289
MAXIMUS, Inc.	9,329	620,379
MoneyGram International, Inc. (A)	1,640	10,676
NIC, Inc.	2,876	48,317
Paychex, Inc.	21,491	1,574,216
PayPal Holdings, Inc. (A)	78,896	7,284,468
Perficient, Inc. (A)	1,535	44,101
Perspecta, Inc.	20,506	476,970
Presidio, Inc. (A)	1,437	21,727
PRGX Global, Inc. (A)	1,126	10,753
Sabre Corp.	25,097	655,283
Science Applications International Corp.	6,068	547,455
ServiceSource International, Inc. (A)	4,022	12,830
Sykes Enterprises, Inc. (A)	1,737	52,527
Syntel, Inc. (A)	1,570	63,962
Teradata Corp. (A)	12,005	497,847
The Hackett Group, Inc.	1,105	22,619
The Western Union Company	36,527	691,091
Total System Services, Inc.	12,591	1,223,090
Travelport Worldwide, Ltd.	5,507	102,265
TTEC Holdings, Inc.	659	17,266
Unisys Corp. (A)(B)	2,265	42,129
Virtusa Corp. (A)	1,246	72,592
Visa, Inc., Class A	126,155	18,530,908
WEX, Inc. (A)	3,978	756,695
		87,896,447
Semiconductors and semiconductor equipment – 4.5%
Advanced Energy Industries, Inc. (A)	1,735	103,371
Advanced Micro Devices, Inc. (A)(B)	55,767	1,403,655
Alpha & Omega Semiconductor, Ltd. (A)	974	13,841
Ambarella, Inc. (A)(B)	1,430	54,783
Amkor Technology, Inc. (A)	4,545	39,678
Analog Devices, Inc.	26,367	2,606,378
Applied Materials, Inc.	72,353	3,112,626
Aquantia Corp. (A)	1,036	13,095
Axcelis Technologies, Inc. (A)	1,421	28,704
AXT, Inc. (A)(B)	1,881	14,860
Broadcom, Inc.	28,891	6,327,996
Brooks Automation, Inc.	3,073	121,107
Cabot Microelectronics Corp.	1,125	126,821
CEVA, Inc. (A)	994	30,416
Cirrus Logic, Inc. (A)	8,862	389,485
Cohu, Inc.	1,294	34,136
Cree, Inc. (A)	14,424	693,939
Cypress Semiconductor Corp.	35,595	612,590
Diodes, Inc. (A)	1,751	66,398
Entegris, Inc.	6,263	212,316
First Solar, Inc. (A)	8,114	422,577
FormFactor, Inc. (A)	3,246	50,151
Ichor Holdings, Ltd. (A)(B)	1,169	30,312
Impinj, Inc. (A)(B)	882	18,945
Inphi Corp. (A)	1,929	71,508
Integrated Device Technology, Inc. (A)	18,688	794,053
Intel Corp.	334,745	16,211,700
KLA-Tencor Corp.	10,487	1,218,694

U.S. Strategic Equity Allocation Fund (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Semiconductors and semiconductor equipment (continued)
Kopin Corp. (A)(B)	3,367	$7,811
Lam Research Corp.	11,972	2,072,233
Lattice Semiconductor Corp. (A)	5,263	43,104
MACOM Technology Solutions
Holdings, Inc. (A)(B)	2,023	46,630
MaxLinear, Inc. (A)	2,785	53,695
Microchip Technology, Inc. (B)	15,903	1,368,135
Micron Technology, Inc. (A)	84,484	4,437,100
MKS Instruments, Inc.	5,429	504,354
Monolithic Power Systems, Inc.	3,854	577,599
Nanometrics, Inc. (A)	1,007	44,117
NeoPhotonics Corp. (A)	1,732	15,224
NVE Corp.	217	24,669
NVIDIA Corp.	43,365	12,171,688
PDF Solutions, Inc. (A)	1,368	11,929
Photronics, Inc. (A)	3,014	32,250
Power Integrations, Inc.	1,264	92,714
Qorvo, Inc. (A)	8,883	711,439
QUALCOMM, Inc.	107,064	7,356,367
Rambus, Inc. (A)	4,711	57,568
Rudolph Technologies, Inc. (A)	1,387	38,559
Semtech Corp. (A)	2,878	171,961
Silicon Laboratories, Inc. (A)	6,184	606,032
Skyworks Solutions, Inc.	13,166	1,202,056
SMART Global Holdings, Inc. (A)	439	14,483
SunPower Corp. (A)(B)	2,884	19,380
Synaptics, Inc. (A)	4,969	239,804
Teradyne, Inc.	18,996	782,445
Texas Instruments, Inc.	70,212	7,891,829
Ultra Clean Holdings, Inc. (A)	1,749	26,690
Veeco Instruments, Inc. (A)	2,239	26,868
Versum Materials, Inc.	10,817	430,408
Xcerra Corp. (A)	2,442	35,360
Xilinx, Inc.	18,735	1,458,145
Xperi Corp.	2,215	34,776
		77,431,557
Software – 6.3%
8x8, Inc. (A)	4,019	91,231
A10 Networks, Inc. (A)	2,454	17,104
ACI Worldwide, Inc. (A)	16,604	471,720
Activision Blizzard, Inc.	48,308	3,483,007
Adobe Systems, Inc. (A)	31,447	8,286,599
Agilysys, Inc. (A)	795	12,776
Altair Engineering, Inc., Class A (A)	1,099	45,905
American Software, Inc., Class A	1,303	23,428
ANSYS, Inc. (A)	5,200	967,096
Autodesk, Inc. (A)	14,071	2,171,859
Avaya Holdings Corp. (A)	4,592	107,269
Blackbaud, Inc.	6,946	726,343
Blackline, Inc. (A)	1,423	75,077
Bottomline Technologies, Inc. (A)	1,776	117,163
CA, Inc.	21,336	934,517
Cadence Design Systems, Inc. (A)	16,659	783,639
Carbon Black, Inc. (A)	395	10,005
CDK Global, Inc.	12,283	765,477
Citrix Systems, Inc. (A)	8,257	941,463
CommVault Systems, Inc. (A)	5,938	413,582
Digimarc Corp. (A)	540	15,957
Ebix, Inc. (B)	1,061	84,509
Electronic Arts, Inc. (A)	19,318	2,190,854
Ellie Mae, Inc. (A)	1,500	158,055
Everbridge, Inc. (A)	1,160	69,844
Fair Isaac Corp. (A)	2,963	684,394
ForeScout Technologies, Inc. (A)	1,284	46,314
Fortinet, Inc. (A)	14,354	1,202,291

The accompanying notes are an integral part of the financial statements.	126

John Hancock Funds II
Portfolio of Investments — August 31, 2018 (showing percentage of total net assets)

U.S. Strategic Equity Allocation Fund (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Software (continued)
Glu Mobile, Inc. (A)	5,024	$38,685
HubSpot, Inc. (A)	1,600	229,920
Imperva, Inc. (A)	1,558	73,460
Intuit, Inc.	15,424	3,385,105
Manhattan Associates, Inc. (A)	6,635	384,764
Microsoft Corp.	487,019	54,706,844
MicroStrategy, Inc., Class A (A)	417	62,133
Mitek Systems, Inc. (A)	1,643	11,912
MobileIron, Inc. (A)	3,427	16,792
Model N, Inc. (A)	1,191	20,247
Monotype Imaging Holdings, Inc.	1,833	37,760
OneSpan, Inc. (A)	1,440	27,000
Oracle Corp.	189,085	9,185,749
Paylocity Holding Corp. (A)	1,291	102,557
Progress Software Corp.	2,006	82,106
PROS Holdings, Inc. (A)	1,235	45,547
PTC, Inc. (A)	11,457	1,145,013
QAD, Inc., Class A	463	28,081
Qualys, Inc. (A)	1,488	135,482
Rapid7, Inc. (A)	1,605	61,231
Red Hat, Inc. (A)	10,963	1,619,564
Rosetta Stone, Inc. (A)	997	15,753
SailPoint Technologies Holding, Inc. (A)	1,709	52,859
salesforce.com, Inc. (A)	45,126	6,889,838
Symantec Corp.	38,714	780,474
Synopsys, Inc. (A)	9,179	937,543
Take-Two Interactive Software, Inc. (A)	7,005	935,588
Telenav, Inc. (A)	1,739	9,738
The Ultimate Software Group, Inc. (A)	2,888	894,327
TiVo Corp.	5,342	72,918
Tyler Technologies, Inc. (A)	3,535	872,968
Upland Software, Inc. (A)	722	26,873
Varonis Systems, Inc. (A)	1,233	91,119
Verint Systems, Inc. (A)	2,804	136,134
VirnetX Holding Corp. (A)(B)	2,783	9,323
Workiva, Inc. (A)	1,233	45,436
Zix Corp. (A)	2,715	15,068
Zscaler, Inc. (A)(B)	638	27,300
		108,110,689
Technology hardware, storage and peripherals – 5.1%
3D Systems Corp. (A)(B)	4,887	99,450
Apple, Inc.	344,217	78,354,066
Cray, Inc. (A)	1,807	39,212
Diebold Nixdorf, Inc. (B)	3,543	16,829
Electronics For Imaging, Inc. (A)	1,995	69,406
Hewlett Packard Enterprise Company	104,764	1,731,749
HP, Inc.	112,971	2,784,735
Immersion Corp. (A)	1,410	16,384
NCR Corp. (A)	11,746	333,704
NetApp, Inc.	18,246	1,583,935
Seagate Technology PLC	21,384	1,144,899
Stratasys, Ltd. (A)(B)	2,269	56,612
Super Micro Computer, Inc. (A)	1,719	35,257
USA Technologies, Inc. (A)	2,355	38,269
Western Digital Corp.	21,301	1,347,075
Xerox Corp.	12,382	344,963
		87,996,545
		443,999,117
Materials – 3.0%
Chemicals – 1.9%
A Schulman, Inc. (C)	1,188	2,269
Advanced Emissions Solutions, Inc.	966	11,032
AdvanSix, Inc. (A)	1,350	45,684
AgroFresh Solutions, Inc. (A)	1,703	11,325

U.S. Strategic Equity Allocation Fund (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Chemicals (continued)
Air Products & Chemicals, Inc.	12,758	$2,121,528
Albemarle Corp.	5,833	557,168
American Vanguard Corp.	1,334	29,215
Ashland Global Holdings, Inc.	6,196	521,703
Balchem Corp.	1,418	157,242
Cabot Corp.	6,138	398,479
CF Industries Holdings, Inc.	14,065	730,677
Chase Corp.	324	40,160
DowDuPont, Inc.	134,377	9,423,859
Eastman Chemical Company	8,547	829,315
Ecolab, Inc.	15,154	2,280,374
Ferro Corp. (A)	3,749	82,291
FMC Corp.	8,231	703,339
FutureFuel Corp.	1,212	17,974
GCP Applied Technologies, Inc. (A)	3,196	80,539
Hawkins, Inc.	475	19,618
HB Fuller Company	2,221	126,575
Ingevity Corp. (A)	1,873	189,192
Innophos Holdings, Inc.	880	38,465
Innospec, Inc.	1,076	83,498
International Flavors & Fragrances, Inc.	4,340	565,459
Intrepid Potash, Inc. (A)	4,464	15,178
KMG Chemicals, Inc.	641	49,665
Koppers Holdings, Inc. (A)	911	32,295
Kraton Corp. (A)	1,366	64,243
Kronos Worldwide, Inc.	1,040	20,935
LyondellBasell Industries NV, Class A	18,358	2,070,415
Minerals Technologies, Inc.	5,079	341,055
NewMarket Corp.	913	366,150
Olin Corp.	16,603	510,210
OMNOVA Solutions, Inc. (A)	2,156	19,512
PolyOne Corp.	11,456	484,131
PPG Industries, Inc.	14,054	1,553,529
PQ Group Holdings, Inc. (A)	1,664	29,619
Praxair, Inc.	16,185	2,560,305
Quaker Chemical Corp.	577	103,941
Rayonier Advanced Materials, Inc.	2,274	47,527
RPM International, Inc.	13,278	896,265
Sensient Technologies Corp.	6,070	431,091
Stepan Company	897	80,021
The Chemours Company	17,665	770,194
The Mosaic Company	18,706	584,937
The Scotts Miracle-Gro Company	3,848	287,523
The Sherwin-Williams Company	4,679	2,131,659
Trecora Resources (A)	1,045	14,630
Tredegar Corp.	1,190	26,121
Trinseo SA	1,908	147,202
Tronox, Ltd., Class A	4,154	67,253
Valvoline, Inc.	19,430	418,134
		33,190,720
Construction materials – 0.1%
Eagle Materials, Inc.	4,763	439,768
Forterra, Inc. (A)	796	6,734
Martin Marietta Materials, Inc.	3,403	676,244
Summit Materials, Inc., Class A (A)	4,954	105,372
U.S. Concrete, Inc. (A)(B)	713	34,367
Vulcan Materials Company	7,509	831,997
		2,094,482
Containers and packaging – 0.4%
AptarGroup, Inc.	6,194	648,574
Avery Dennison Corp.	5,402	568,182
Ball Corp.	20,613	863,272
Bemis Company, Inc.	9,033	445,146
Greif, Inc., Class A	3,680	203,062

The accompanying notes are an integral part of the financial statements.	127

John Hancock Funds II
Portfolio of Investments — August 31, 2018 (showing percentage of total net assets)

U.S. Strategic Equity Allocation Fund (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Containers and packaging (continued)
Greif, Inc., Class B	269	$15,293
International Paper Company	24,415	1,248,583
Myers Industries, Inc.	1,382	30,750
Owens-Illinois, Inc. (A)	16,056	283,710
Packaging Corp. of America	5,081	558,504
Sealed Air Corp.	10,767	431,864
Silgan Holdings, Inc.	7,357	200,478
Sonoco Products Company	9,885	553,955
UFP Technologies, Inc. (A)	369	13,007
WestRock Company	15,265	840,796
		6,905,176
Metals and mining – 0.5%
AK Steel Holding Corp. (A)(B)	14,053	62,395
Allegheny Technologies, Inc. (A)(B)	18,030	487,351
Carpenter Technology Corp.	6,725	401,281
Century Aluminum Company (A)	2,276	28,723
Cleveland-Cliffs, Inc. (A)	13,188	132,539
Coeur Mining, Inc. (A)	8,309	47,195
Commercial Metals Company	16,745	361,692
Compass Minerals International, Inc. (B)	4,862	304,118
Freeport-McMoRan, Inc.	76,725	1,077,986
Gold Resource Corp.	2,543	13,122
Havilah Mining Corp. (A)	781	182
Haynes International, Inc.	567	22,340
Hecla Mining Company	19,838	56,340
Kaiser Aluminum Corp.	720	78,905
Materion Corp.	886	56,527
Newmont Mining Corp.	30,585	949,053
Nucor Corp.	17,872	1,117,000
Olympic Steel, Inc.	471	10,381
Reliance Steel & Aluminum Company	7,182	631,226
Royal Gold, Inc.	6,499	495,614
Ryerson Holding Corp. (A)	790	8,216
Schnitzer Steel Industries, Inc., Class A	1,183	31,172
Steel Dynamics, Inc.	23,426	1,071,271
SunCoke Energy, Inc. (A)	2,962	33,056
Synalloy Corp.	460	10,557
Tahoe Resources, Inc. (A)	13,567	46,670
TimkenSteel Corp. (A)	1,862	26,087
United States Steel Corp.	17,554	521,003
Universal Stainless & Alloy
Products, Inc. (A)	375	11,355
Warrior Met Coal, Inc.	1,582	38,047
Worthington Industries, Inc.	6,166	287,212
		8,418,616
Paper and forest products – 0.1%
Boise Cascade Company	1,718	75,077
Clearwater Paper Corp. (A)	756	21,962
Domtar Corp.	6,238	317,514
KapStone Paper and Packaging Corp.	3,867	132,831
Louisiana-Pacific Corp.	20,816	606,995
Neenah, Inc.	726	66,248
PH Glatfelter Company	2,008	38,614
Schweitzer-Mauduit International, Inc.	1,365	55,542
Verso Corp., Class A (A)	1,540	48,341
		1,363,124
		51,972,118
Real estate – 3.8%
Equity real estate investment trusts – 3.7%
Acadia Realty Trust	3,559	101,503
Agree Realty Corp.	1,296	73,963
Alexander & Baldwin, Inc.	9,774	229,396
Alexander’s, Inc.	95	34,288

U.S. Strategic Equity Allocation Fund (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Equity real estate investment trusts (continued)
Alexandria Real Estate Equities, Inc.	6,034	$774,464
American Assets Trust, Inc.	1,710	67,545
American Campus Communities, Inc.	13,571	569,032
American Tower Corp.	27,694	4,129,729
Americold Realty Trust	2,351	58,540
Apartment Investment & Management
Company, Class A	10,469	458,542
Armada Hoffler Properties, Inc.	2,059	32,100
Ashford Hospitality Trust, Inc.	3,904	25,337
AvalonBay Communities, Inc.	8,382	1,536,337
Bluerock Residential Growth REIT, Inc.	1,313	12,986
Boston Properties, Inc.	9,531	1,243,319
Braemar Hotels & Resorts, Inc.	1,413	16,320
Camden Property Trust	9,211	875,598
CareTrust REIT, Inc.	3,396	62,656
CatchMark Timber Trust, Inc., Class A	2,397	30,058
CBL & Associates Properties, Inc.	7,731	34,480
Cedar Realty Trust, Inc.	4,463	19,950
Chatham Lodging Trust	2,007	43,050
Chesapeake Lodging Trust	2,625	86,389
City Office REIT, Inc.	1,710	22,076
Community Healthcare Trust, Inc.	821	25,476
CoreCivic, Inc.	17,030	440,907
CorEnergy Infrastructure Trust, Inc.	593	22,196
CorePoint Lodging, Inc.	1,770	36,905
CoreSite Realty Corp.	3,598	419,059
Corporate Office Properties Trust	10,142	312,171
Cousins Properties, Inc.	60,143	562,337
Crown Castle International Corp.	25,902	2,953,605
CyrusOne, Inc.	9,841	658,953
DiamondRock Hospitality Company	8,813	105,403
Digital Realty Trust, Inc.	12,383	1,538,959
Douglas Emmett, Inc.	15,859	619,453
Duke Realty Corp.	21,784	620,626
Easterly Government Properties, Inc.	2,027	41,047
EastGroup Properties, Inc.	1,496	145,516
Education Realty Trust, Inc.	11,328	468,753
EPR Properties	6,420	450,556
Equinix, Inc.	4,936	2,152,738
Equity Residential	22,706	1,538,332
Essex Property Trust, Inc.	4,368	1,075,751
Extra Space Storage, Inc.	8,352	770,138
Farmland Partners, Inc.	1,695	11,967
Federal Realty Investment Trust	4,738	618,830
First Industrial Realty Trust, Inc.	17,924	581,813
Four Corners Property Trust, Inc.	2,665	71,795
Franklin Street Properties Corp.	4,787	41,025
Front Yard Residential Corp.	2,514	30,721
Getty Realty Corp.	1,410	41,045
Gladstone Commercial Corp.	1,396	27,794
Global Net Lease, Inc.	3,059	66,350
Government Properties Income Trust	4,469	75,571
Gramercy Property Trust	7,091	193,939
HCP, Inc.	28,658	774,626
Healthcare Realty Trust, Inc.	17,830	552,017
Hersha Hospitality Trust	1,587	37,453
Highwoods Properties, Inc.	10,269	510,780
Hospitality Properties Trust	16,318	473,059
Host Hotels & Resorts, Inc.	43,850	944,091
Independence Realty Trust, Inc.	3,982	41,134
Industrial Logistics Properties Trust	889	21,398
InfraREIT, Inc.	1,978	41,320
Innovative Industrial Properties, Inc.	306	13,892
Investors Real Estate Trust	5,611	30,580
Iron Mountain, Inc.	16,728	603,881
The accompanying notes are an integral part of the financial statements.	128

John Hancock Funds II
Portfolio of Investments — August 31, 2018 (showing percentage of total net assets)

U.S. Strategic Equity Allocation Fund (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Equity real estate investment trusts (continued)
iStar, Inc.	2,839	$31,768
JBG SMITH Properties	9,252	346,580
Jernigan Capital, Inc.	692	13,847
Kilroy Realty Corp.	9,814	717,796
Kimco Realty Corp.	26,815	458,805
Kite Realty Group Trust	3,763	65,777
Lamar Advertising Company, Class A	8,344	642,905
LaSalle Hotel Properties	15,815	555,265
Lexington Realty Trust	9,792	91,457
Liberty Property Trust	14,674	641,988
Life Storage, Inc.	4,619	450,814
LTC Properties, Inc.	1,745	81,055
Mack-Cali Realty Corp.	13,000	283,920
MedEquities Realty Trust, Inc.	1,524	16,322
Medical Properties Trust, Inc.	36,215	545,036
Mid-America Apartment Communities, Inc.	7,364	762,616
Monmouth Real Estate Investment Corp.	3,375	58,691
National Health Investors, Inc.	1,753	138,925
National Retail Properties, Inc.	15,276	704,071
National Storage Affiliates Trust	2,202	62,449
New Senior Investment Group, Inc.	3,679	23,325
NexPoint Residential Trust, Inc.	780	25,194
NorthStar Realty Europe Corp.	2,169	29,759
Omega Healthcare Investors, Inc.	19,719	651,713
One Liberty Properties, Inc.	749	21,564
Pebblebrook Hotel Trust	2,995	115,637
Pennsylvania Real Estate Investment Trust	3,186	32,497
Physicians Realty Trust	8,121	142,036
Piedmont Office Realty Trust, Inc.,
Class A	5,540	109,914
PotlatchDeltic Corp.	8,720	421,176
Preferred Apartment Communities, Inc.,
Class A	1,810	32,254
Prologis, Inc.	39,336	2,642,592
PS Business Parks, Inc.	861	112,300
Public Storage	9,308	1,978,695
QTS Realty Trust, Inc., Class A	2,269	103,761
Ramco-Gershenson Properties Trust	3,501	48,874
Rayonier, Inc.	12,847	447,461
Realty Income Corp.	18,282	1,070,777
Regency Centers Corp.	9,375	619,031
Retail Opportunity Investments Corp.	4,977	98,246
Rexford Industrial Realty, Inc.	3,578	116,285
RLJ Lodging Trust	7,652	167,655
Ryman Hospitality Properties, Inc.	1,962	174,088
Sabra Health Care REIT, Inc.	25,605	603,766
Saul Centers, Inc.	535	32,100
SBA Communications Corp. (A)	6,812	1,057,427
Select Income REIT	2,845	58,465
Senior Housing Properties Trust	23,594	450,881
Seritage Growth Properties, Class A	1,422	73,205
Simon Property Group, Inc.	19,451	3,560,117
SL Green Realty Corp.	5,958	622,015
Spirit MTA REIT (A)	2,074	22,233
STAG Industrial, Inc.	4,350	125,585
Summit Hotel Properties, Inc.	4,673	64,160
Sunstone Hotel Investors, Inc.	9,921	166,474
Tanger Factory Outlet Centers, Inc.	13,406	322,548
Taubman Centers, Inc.	6,056	391,278
Terreno Realty Corp.	2,428	93,259
The GEO Group, Inc.	17,602	446,563
The Macerich Company	7,877	462,695
Tier REIT, Inc.	2,094	49,921
UDR, Inc.	15,622	624,411
UMH Properties, Inc.	1,575	25,137

U.S. Strategic Equity Allocation Fund (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Equity real estate investment trusts (continued)
Uniti Group, Inc.	16,399	$341,427
Universal Health Realty Income Trust	579	44,149
Urban Edge Properties	15,378	351,541
Urstadt Biddle Properties, Inc., Class A	1,391	31,645
Ventas, Inc.	23,345	1,397,665
Vornado Realty Trust	10,079	776,083
Washington Prime Group, Inc.	8,386	64,908
Washington Real Estate Investment Trust	3,487	110,050
Weingarten Realty Investors	11,833	365,995
Welltower, Inc.	23,127	1,542,802
Weyerhaeuser Company	47,378	1,644,490
Whitestone REIT	1,784	24,334
Xenia Hotels & Resorts, Inc.	4,743	115,065
		63,218,935
Real estate management and development – 0.1%
Altisource Portfolio Solutions SA (A)(B)	470	16,991
Brookfield Property Partners LP	14,286	285,434
CBRE Group, Inc., Class A (A)	19,253	939,739
Consolidated-Tomoka Land Company	204	12,807
Forestar Group, Inc. (A)	503	12,927
FRP Holdings, Inc. (A)	341	22,267
HFF, Inc., Class A	1,666	75,653
Jones Lang LaSalle, Inc.	4,517	688,933
Kennedy-Wilson Holdings, Inc.	5,592	119,948
Marcus & Millichap, Inc. (A)	852	31,021
Newmark Group, Inc., Class A	1,127	14,482
RE/MAX Holdings, Inc., Class A	805	39,646
Redfin Corp. (A)(B)	3,300	65,373
Tejon Ranch Company (A)	997	22,163
The RMR Group, Inc., Class A	298	28,146
The St. Joe Company (A)	1,694	29,137
		2,404,667
		65,623,602
Telecommunication services – 1.7%
Diversified telecommunication services – 1.7%
AT&T, Inc.	420,094	13,417,802
ATN International, Inc.	469	34,345
CenturyLink, Inc.	55,469	1,184,818
Cincinnati Bell, Inc. (A)	2,064	26,832
Cogent Communications Holdings, Inc.	1,829	100,046
Consolidated Communications
Holdings, Inc. (B)	3,184	37,603
Frontier Communications Corp. (B)	3,612	18,782
Intelsat SA (A)	1,759	38,645
Iridium Communications, Inc. (A)(B)	4,260	86,265
Ooma, Inc. (A)	898	14,368
ORBCOMM, Inc. (A)	3,385	36,524
pdvWireless, Inc. (A)	468	14,063
Verizon Communications, Inc.	238,587	12,971,975
Vonage Holdings Corp. (A)	9,702	137,574
Windstream Holdings, Inc. (A)	1,865	8,784
		28,128,426
Wireless telecommunication services – 0.0%
Boingo Wireless, Inc. (A)	1,816	60,073
NII Holdings, Inc. (A)	3,930	22,558
Shenandoah Telecommunications Company	2,085	79,543
Spok Holdings, Inc.	1,004	15,411
Telephone & Data Systems, Inc.	9,218	276,909
		454,494
		28,582,920
Utilities – 3.0%
Electric utilities – 1.6%
ALLETE, Inc.	7,349	551,763

The accompanying notes are an integral part of the financial statements.	129

John Hancock Funds II
Portfolio of Investments — August 31, 2018 (showing percentage of total net assets)

U.S. Strategic Equity Allocation Fund (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Electric utilities (continued)
Alliant Energy Corp.	13,439	$575,727
American Electric Power Company, Inc.	27,888	2,000,406
Duke Energy Corp.	40,445	3,285,752
Edison International	18,901	1,242,363
El Paso Electric Company	1,787	109,543
Entergy Corp.	10,060	840,915
Evergy, Inc.	14,936	852,099
Eversource Energy	18,329	1,144,279
Exelon Corp.	55,302	2,417,250
FirstEnergy Corp.	26,904	1,005,672
Hawaiian Electric Industries, Inc.	10,807	381,163
IDACORP, Inc.	7,213	705,792
MGE Energy, Inc.	1,580	103,411
NextEra Energy, Inc.	27,302	4,644,070
OGE Energy Corp.	19,831	730,376
Otter Tail Corp.	1,780	85,262
PG&E Corp.	29,363	1,355,983
Pinnacle West Capital Corp.	7,121	559,355
PNM Resources, Inc.	11,426	445,043
Portland General Electric Company	3,925	182,120
PPL Corp.	38,313	1,139,429
The Southern Company	57,051	2,497,693
Xcel Energy, Inc.	29,965	1,439,818
		28,295,284
Gas utilities – 0.3%
Atmos Energy Corp.	11,027	1,017,020
Chesapeake Utilities Corp.	704	60,544
National Fuel Gas Company	8,532	473,782
New Jersey Resources Corp.	12,512	570,547
Northwest Natural Gas Company	1,264	82,034
ONE Gas, Inc.	7,475	587,012
RGC Resources, Inc.	454	12,226
South Jersey Industries, Inc.	3,792	125,819
Southwest Gas Holdings, Inc.	6,927	535,596
Spire, Inc.	2,141	159,612
UGI Corp.	17,189	929,065
		4,553,257
Independent power and renewable electricity producers – 0.1%
AES Corp.	40,620	546,745
Atlantic Power Corp. (A)	6,178	13,592
NRG Energy, Inc.	16,694	590,801
NRG Yield, Inc., Class A	1,664	32,764
NRG Yield, Inc., Class C	2,826	56,096
Ormat Technologies, Inc.	1,787	94,086
Pattern Energy Group, Inc., Class A (B)	3,700	75,406
TerraForm Power, Inc., Class A	3,254	36,380
		1,445,870
Multi-utilities – 0.9%
Ameren Corp.	13,514	854,490
Avista Corp.	2,826	145,002
Black Hills Corp. (B)	7,681	452,027
CenterPoint Energy, Inc.	25,515	709,062
CMS Energy Corp.	17,438	858,647
Consolidated Edison, Inc.	17,981	1,419,240
Dominion Energy, Inc.	37,694	2,667,604
DTE Energy Company	10,251	1,139,296
MDU Resources Group, Inc.	19,392	540,843
NiSource, Inc.	21,364	578,323
NorthWestern Corp.	7,070	423,917
Public Service Enterprise Group, Inc.	29,848	1,562,543
SCANA Corp.	7,280	279,115
Sempra Energy	14,702	1,706,608
Unitil Corp.	670	33,869

U.S. Strategic Equity Allocation Fund (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Multi-utilities (continued)
Vectren Corp.	8,249	$587,329
WEC Energy Group, Inc.	19,016	1,285,101
		15,243,016
Water utilities – 0.1%
American States Water Company	1,601	96,748
American Water Works Company, Inc.	9,733	851,929
Aqua America, Inc.	17,663	656,710
AquaVenture Holdings, Ltd. (A)	587	10,672
Artesian Resources Corp., Class A	446	16,025
Cadiz, Inc. (A)(B)	1,161	11,146
California Water Service Group	2,130	87,650
Connecticut Water Service, Inc.	540	36,995
Consolidated Water Company, Ltd.	847	11,435
Middlesex Water Company	729	33,388
Pure Cycle Corp. (A)	1,061	11,936
SJW Group	770	44,591
The York Water Company	652	19,625
		1,888,850
		51,426,277
TOTAL COMMON STOCKS (Cost $1,470,566,592)		$1,681,948,084

PREFERRED SECURITIES – 0.0%
Consumer discretionary – 0.0%
Media – 0.0%
GCI Liberty, Inc., 5.000% (B)	361	8,942
TOTAL PREFERRED SECURITIES (Cost $2,897)		$8,942

SECURITIES LENDING COLLATERAL – 0.9%
John Hancock Collateral Trust,
2.0611% (D)(E)	1,585,967	15,869,347
TOTAL SECURITIES LENDING COLLATERAL
(Cost $15,864,609)		$15,869,347

SHORT-TERM INVESTMENTS – 2.3%
U.S. Government Agency – 1.9%
Federal Home Loan Bank Discount Note
1.850%, 09/04/2018 *	$18,000,000	18,000,000
1.870%, 09/19/2018 *	5,000,000	4,995,960
1.895%, 09/06/2018 *	8,400,000	8,399,093
		31,395,053
Repurchase agreement – 0.4%
Repurchase Agreement with State Street
Corp. dated 8-31-18 at 0.900% to be
repurchased at $6,792,679 on 9-4-18,
collateralized by $7,105,000
U.S. Treasury Notes, 1.750% - 7.250%
due 5-31-22 to 8-15-22 (valued at
$6,938,181 including interest)	6,792,000	6,792,000
TOTAL SHORT-TERM INVESTMENTS (Cost $38,182,339)		$38,187,053
Total Investments (U.S. Strategic Equity Allocation Fund)
(Cost $1,524,616,437) – 101.3%		$1,736,013,426
Other assets and liabilities, net – (1.3%)		(21,817,199)
TOTAL NET ASSETS – 100.0%		$1,714,196,227

Security Abbreviations and Legend

(A)	Non-income producing security.
(B)	All or a portion of this security is on loan as of 8-31-18.
(C)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(D)	The rate shown is the annualized seven-day yield as of 8-31-18.
(E)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.

The accompanying notes are an integral part of the financial statements.	130

John Hancock Funds II
Portfolio of Investments — August 31, 2018 (showing percentage of total net assets)

U.S. Strategic Equity Allocation Fund (continued)

*     Yield represents either the annualized yield at the date of purchase, the stated coupon rate or, for floating rate securities, the rate at period end.

DERIVATIVES

FUTURES

						Unrealized
	Number of		Expiration	Notional	Notional	appreciation
Open contracts	contracts	Position	date	basis*	value*	(depreciation)
E-Mini Russell 2000 Index Futures	19	Long	Sep 2018	$1,602,568	$1,653,570	$51,002
S&P 500 Index E-Mini Futures	199	Long	Sep 2018	28,420,753	28,875,895	455,142
S&P Mid 400 Index E-Mini Futures	28	Long	Sep 2018	5,642,276	5,727,680	85,404
						$591,548

*      Notional basis refers to the contractual amount agreed upon at inception of open contracts; notional value represents the current value of the open contract.

See Notes to financial statements regarding investment transactions and other derivatives information.

The accompanying notes are an integral part of the financial statements.	131

John Hancock Funds II
Portfolio of Investments — August 31, 2018 (showing percentage of total net assets)

The following funds had the following country composition as a percentage of net assets on 8-31-18:

Mid Value Fund
United States	87.9%
Canada	4.7%
Ireland	2.9%
Denmark	1.4%
Other countries	3.1%
TOTAL	100.0%
Science & Technology Fund
United States	83.3%
China	6.8%
South Korea	3.5%
United Kingdom	1.4%
Taiwan	1.1%
Russia	1.1%
South Africa	1.0%
Other countries	1.8%
TOTAL	100.0%
Strategic Equity Allocation Fund
United States	62.0%
Japan	7.6%
United Kingdom	4.3%
France	3.4%
Canada	2.8%
Switzerland	2.4%
China	2.3%
Australia	2.1%
Germany	1.9%
Taiwan	1.4%
Other countries	9.8%
TOTAL	100.0%

The accompanying notes are an integral part of the financial statements.	132

John Hancock Funds II
Statements of assets and liabilities — August 31, 2018

	Capital	Capital		International
	Appreciation	Appreciation	Health Sciences	Growth Stock
Assets	Fund	Value Fund	Fund	Fund
Unaffiliated investments, at value	$1,817,116,863	$1,807,660,980	$310,450,734	$763,507,285
Affiliated investments, at value	30,741,917	31,368,255	—	—
Total investments, at value	1,847,858,780	1,839,029,235	310,450,734	763,507,285
Foreign currency, at value	1,124,748	1,082	3,649	83,925
Dividends and interest receivable	1,823,673	6,424,158	174,418	1,920,250
Receivable for fund shares sold	149,304	—	12,398	3,200
Receivable for investments sold	3,867,391	4,125,285	2,434,248	4,442,256
Receivable for securities lending income	39,096	4,379	—	—
Other assets	59,649	61,773	12,430	30,469
Total assets	1,854,922,641	1,849,645,912	313,087,877	769,987,385

Liabilities
Written options, at value	—	15,990,341	—	—
Due to custodian	—	—	416,100	16,323
Payable for investments purchased	3,423,196	9,381,083	209,301	5,176,310
Payable for fund shares repurchased	4,920,737	7,287,000	2,913,773	—
Payable upon return of securities loaned	30,739,450	31,366,250	—	—
Payable to affiliates
Accounting and legal services fees	88,771	88,337	15,287	37,719
Trustees’ fees	831	924	271	421
Other liabilities and accrued expenses	241,788	268,046	94,228	145,346
Total liabilities	39,414,773	64,381,981	3,648,960	5,376,119
Net assets	$1,815,507,868	$1,785,263,931	$309,438,917	$764,611,266

Net assets consist of
Paid-in capital	$523,115,335	$1,342,016,175	$234,296,053	$604,795,811
Undistributed net investment income (loss)	2,405,261	33,697,652	(940,104)	(1,126,957)
Accumulated net realized gain (loss) on investments	243,669,158	122,079,205	10,191,725	4,639,009
Net unrealized appreciation (depreciation) on investments	1,046,318,114	287,470,899	65,891,243	156,303,403
Net assets	$1,815,507,868	$1,785,263,931	$309,438,917	$764,611,266
Unaffiliated investments, including repurchase agreements, at cost	$770,812,315	$1,512,113,132	$244,559,325	$607,196,873
Affiliated investments, at cost	$30,735,623	$31,367,764	—	—
Foreign currency, at cost	$1,127,412	$1,092	$3,679	$98,012
Premiums received on written options	—	$7,912,911	—	—
Securities loaned, at value	$30,133,110	$30,717,010	—	—

Net asset value per share
The funds have an unlimited number of shares authorized with no par value. Net asset value is calculated by dividing the net assets of each class of shares by the number of outstanding shares in the class.

Class 1
Net assets	$687,446,980	—	—	—
Shares outstanding	36,572,417	—	—	—
Net asset value, offering price and redemption price per share	$18.80	—	—	—

Class NAV
Net assets	$1,128,060,888	$1,785,263,931	$309,438,917	$764,611,266
Shares outstanding	59,852,452	145,522,985	60,667,533	56,827,959
Net asset value, offering price and redemption price per share	$18.85	$12.27	$5.10	$13.45

The accompanying notes are an integral part of the financial statements.	133

John Hancock Funds II
Statements of assets and liabilities — August 31, 2018

		International
	International	Strategic Equity	International	Mid Cap Stock
Assets	Small Cap Fund	Allocation Fund	Value Fund	Fund
Unaffiliated investments, at value	$562,132,295	$1,813,227,870	$1,091,263,990	$1,601,174,991
Affiliated investments, at value	21,121,812	55,142,991	13,568,299	80,812,816
Repurchase agreements, at value	—	—	—	91,800,000
Total investments, at value	583,254,107	1,868,370,861	1,104,832,289	1,773,787,807
Receivable for futures variation margin	—	765,273	—	—
Cash	19,937	6,093,575	11,080	112,077
Foreign currency, at value	3,636,513	1,972,831	4,036,386	—
Collateral held at broker for futures contracts	—	4,090,832	—	—
Dividends and interest receivable	1,145,037	6,628,169	3,788,975	696,620
Receivable for fund shares sold	12,590	—	166,367	—
Receivable for investments sold	339,677	483	21,558,665	15,638,571
Receivable for securities lending income	91,856	40,251	57,081	18,638
Other assets	21,947	66,674	47,304	1,930,628
Total assets	588,521,664	1,888,028,949	1,134,498,147	1,792,184,341

Liabilities
Foreign capital gains tax payable	64,657	—	—	—
Payable for investments purchased	24,240	—	11,269,847	5,261,879
Payable for fund shares repurchased	54,609	—	169,510	796,896
Payable upon return of securities loaned	21,121,038	55,148,434	13,556,892	80,819,907
Payable to affiliates
Accounting and legal services fees	28,517	91,701	55,547	80,269
Trustees’ fees	333	912	586	770
Other liabilities and accrued expenses	147,788	288,790	184,207	235,334
Total liabilities	21,441,182	55,529,837	25,236,589	87,195,055
Net assets	$567,080,482	$1,832,499,112	$1,109,261,558	$1,704,989,286

Net assets consist of
Paid-in capital	$400,221,458	$1,579,552,642	$994,117,983	$988,711,086
Undistributed net investment income (loss)	6,754,165	29,741,067	16,969,042	—
Accumulated net realized gain (loss) on investments	42,848,748	199,073,127	(18,563,029)	227,275,493
Net unrealized appreciation (depreciation) on investments	117,256,111	24,132,276	116,737,562	489,002,707
Net assets	$567,080,482	$1,832,499,112	$1,109,261,558	$1,704,989,286
Unaffiliated investments, including repurchase agreements, at cost	$444,802,201	$1,788,220,955	$974,566,581	$1,205,123,547
Affiliated investments, at cost	$21,115,367	$55,132,180	$13,565,557	$80,791,537
Foreign currency, at cost	$3,655,770	$1,964,663	$4,036,584	—
Securities loaned, at value	$20,105,901	$53,076,240	$13,184,129	$79,117,441

Net asset value per share
The funds have an unlimited number of shares authorized with no par value. Net asset value is calculated by dividing the net assets of each class of shares by the number of outstanding shares in the class.

Class 1
Net assets	$74,969,224	—	$168,873,611	$446,537,080
Shares outstanding	3,457,106	—	10,262,915	17,237,737
Net asset value, offering price and redemption price per share	$21.69	—	$16.45	$25.90

Class NAV
Net assets	$492,111,258	$1,832,499,112	$940,387,947	$1,258,452,206
Shares outstanding	22,694,467	163,537,011	57,305,794	48,108,128
Net asset value, offering price and redemption price per share	$21.68	$11.21	$16.41	$26.16

The accompanying notes are an integral part of the financial statements.	134

John Hancock Funds II
Statements of assets and liabilities — August 31, 2018

		Multi-Index	Multi-Index	Multi-Index
		Lifestyle	Lifestyle	Lifestyle
		Aggressive	Balanced	Conservative
Assets	Mid Value Fund	Portfolio	Portfolio	Portfolio
Unaffiliated investments, at value	$1,438,901,340	$110,136,355	$524,609,931	$137,422,082
Affiliated investments, at value	94,919,276	217,961,923	369,980,129	24,064,702
Total investments, at value	1,533,820,616	328,098,278	894,590,060	161,486,784
Cash	—	16	—	—
Foreign currency, at value	12,424	—	—	—
Dividends and interest receivable	2,165,040	509	1,363	237
Receivable for fund shares sold	14,408	129,431	634,832	75,845
Receivable for investments sold	1,162,784	42	134,304	15,622
Receivable for securities lending income	14,417	2,471	11,174	3,411
Receivable due from advisor	—	2,410	—	2,679
Other assets	39,551	5,920	8,341	4,478
Total assets	1,537,229,240	328,239,077	895,380,074	161,589,056

Liabilities
Payable for investments purchased	2,612,226	287,367	325,754	27,070
Payable for fund shares repurchased	—	343	221	—
Payable upon return of securities loaned	94,933,352	—	25,220,192	5,156,350
Payable to affiliates
Accounting and legal services fees	69,433	15,571	41,954	7,678
Transfer agent fees	—	38	51	—
Trustees’ fees	690	219	425	173
Other liabilities and accrued expenses	205,324	66,093	66,859	65,869
Total liabilities	97,821,025	369,631	25,655,456	5,257,140
Net assets	$1,439,408,215	$327,869,446	$869,724,618	$156,331,916

Net assets consist of
Paid-in capital	$1,120,586,299	$284,865,165	$800,423,924	$154,481,948
Undistributed net investment income (loss)	3,835,608	172,848	1,714,945	582,803
Accumulated net realized gain (loss) on investments	53,146,820	23,420,229	36,864,427	1,181,111
Net unrealized appreciation (depreciation) on investments	261,839,488	19,411,204	30,721,322	86,054
Net assets	$1,439,408,215	$327,869,446	$869,724,618	$156,331,916
Unaffiliated investments, including repurchase agreements, at cost	$1,177,077,950	$95,677,575	$504,031,871	$138,176,771
Affiliated investments, at cost	$94,903,331	$213,009,499	$359,836,867	$23,223,959
Foreign currency, at cost	$12,403	—	—	—
Securities loaned, at value	$92,987,638	—	$24,704,293	$5,053,785

Net asset value per share
The funds have an unlimited number of shares authorized with no par value. Net asset value is calculated by dividing the net assets of each class of shares by the number of outstanding shares in the class.

Class R6
Net assets	—	$3,723,841	$4,910,036	$321
Shares outstanding	—	283,722	416,544	30
Net asset value, offering price and redemption price per share	—	$13.12	$11.79	$10.57[1]

Class 1
Net assets	—	$324,145,605	$864,814,582	$156,331,595
Shares outstanding	—	24,714,980	73,388,998	14,802,767
Net asset value, offering price and redemption price per share	—	$13.12	$11.78	$10.56

Class NAV
Net assets	$1,439,408,215	—	—	—
Shares outstanding	84,259,666	—	—	—
Net asset value, offering price and redemption price per share	$17.08	—	—	—

[1]	Net asset value, offering price and redemption price per share of $10.57 is calculated using Net assets of $320.87 and Shares outstanding of 30.351.

The accompanying notes are an integral part of the financial statements.	135

John Hancock Funds II
Statements of assets and liabilities — August 31, 2018

	Multi-Index	Multi-Index
	Lifestyle	Lifestyle		Science &
	Growth	Moderate	Real Estate	Technology
Assets	Portfolio	Portfolio	Securities Fund	Fund
Unaffiliated investments, at value	$358,681,454	$178,229,475	$421,189,284	$253,851,886
Affiliated investments, at value	416,611,146	70,184,892	—	8,353,956
Repurchase agreements, at value	—	—	—	4,521,000
Total investments, at value	775,292,600	248,414,367	421,189,284	266,726,842
Cash	—	—	—	2,345
Foreign currency, at value	—	—	—	219,510
Dividends and interest receivable	1,109	484	221,596	156,569
Receivable for fund shares sold	651,790	140,863	—	4,731
Receivable for investments sold	—	9,794	4,428,285	314,527
Receivable for securities lending income	4,009	5,643	—	9,066
Receivable due from advisor	—	2,623	—	—
Other assets	7,884	5,616	18,157	13,275
Total assets	775,957,392	248,579,390	425,857,322	267,446,865

Liabilities
Payable for investments purchased	383,958	152,819	3,272,564	1,422,817
Payable for fund shares repurchased	393	10	1,559,587	1,519,725
Payable upon return of securities loaned	14,131,670	7,935,106	—	8,356,551
Payable to subadvisor	—	—	—	3,670,404
Payable to affiliates
Accounting and legal services fees	36,595	11,624	20,418	12,483
Transfer agent fees	52	9	—	—
Trustees’ fees	389	207	295	278
Other liabilities and accrued expenses	66,707	65,981	98,697	94,520
Total liabilities	14,619,764	8,165,756	4,951,561	15,076,778
Net assets	$761,337,628	$240,413,634	$420,905,761	$252,370,087

Net assets consist of
Paid-in capital	$678,538,921	$230,089,981	$349,988,417	$128,413,156
Undistributed net investment income (loss)	2,779,094	762,929	3,417,381	(18,339)
Accumulated net realized gain (loss) on investments	44,183,513	5,670,289	2,191,089	74,044,647
Net unrealized appreciation (depreciation) on investments	35,836,100	3,890,435	65,308,874	49,930,623
Net assets	$761,337,628	$240,413,634	$420,905,761	$252,370,087
Unaffiliated investments, including repurchase agreements, at cost	$332,687,905	$176,115,648	$355,880,410	$208,447,451
Affiliated investments, at cost	$406,768,595	$68,408,284	—	$8,353,070
Foreign currency, at cost	—	—	—	$214,129
Securities loaned, at value	$13,845,318	$7,769,736	—	$8,181,159

Net asset value per share
The funds have an unlimited number of shares authorized with no par value. Net asset value is calculated by dividing the net assets of each class of shares by the number of outstanding shares in the class.

Class R6
Net assets	$5,069,784	$917,418	—	—
Shares outstanding	403,612	82,305	—	—
Net asset value, offering price and redemption price per share	$12.56	$11.15	—	—

Class 1
Net assets	$756,267,844	$239,496,216	$420,905,761	—
Shares outstanding	60,285,266	21,490,652	32,463,977	—
Net asset value, offering price and redemption price per share	$12.54	$11.14	$12.97	—

Class NAV
Net assets	—	—	—	$252,370,087
Shares outstanding	—	—	—	42,110,282
Net asset value, offering price and redemption price per share	—	—	—	$5.99

The accompanying notes are an integral part of the financial statements.	136

John Hancock Funds II
Statements of assets and liabilities — August 31, 2018

				U.S. Strategic
	Small Cap Stock	Small Company	Strategic Equity	Equity
Assets	Fund	Value Fund	Allocation Fund	Allocation Fund
Unaffiliated investments, at value	$239,056,716	$295,856,800	$7,622,473,300	$1,713,352,079
Affiliated investments, at value	10,607,149	15,022,500	83,350,402	15,869,347
Repurchase agreements, at value	10,400,000	—	24,799,000	6,792,000
Total investments, at value	260,063,865	310,879,300	7,730,622,702	1,736,013,426
Unrealized appreciation on forward foreign currency contracts	—	—	1,180,872	—
Receivable for futures variation margin	—	—	50,924	16,444
Cash	95,361	—	36,256	4,928
Foreign currency, at value	—	—	9,835,212	—
Collateral held at broker for futures contracts	—	—	22,846,597	3,546,000
Dividends and interest receivable	37,686	181,424	18,785,607	3,042,919
Receivable for fund shares sold	—	7,467	94,456	—
Receivable for investments sold	631,685	673,013	5,015	1,210
Receivable for securities lending income	4,026	9,860	76,169	12,248
Other assets	138,341	10,357	242,137	62,106
Total assets	260,970,964	311,761,421	7,783,775,947	1,742,699,281

Liabilities
Payable for investments purchased	517,390	27,658	750,202	285,029
Payable for fund shares repurchased	—	—	7,756,155	11,974,735
Payable upon return of securities loaned	10,614,673	15,018,045	83,360,298	15,873,962
Payable to affiliates
Accounting and legal services fees	11,757	14,159	374,637	86,918
Trustees’ fees	214	213	3,279	938
Other liabilities and accrued expenses	85,273	78,758	1,292,129	281,472
Total liabilities	11,229,307	15,138,833	93,536,700	28,503,054
Net assets	$249,741,657	$296,622,588	$7,690,239,247	$1,714,196,227

Net assets consist of
Paid-in capital	$144,587,783	$158,446,427	$6,199,904,970	$1,221,067,122
Undistributed net investment income (loss)	—	279,967	83,064,081	14,725,890
Accumulated net realized gain (loss) on investments	38,809,333	17,373,138	737,578,505	266,372,327
Net unrealized appreciation (depreciation) on investments	66,344,541	120,523,056	669,691,691	212,030,888
Net assets	$249,741,657	$296,622,588	$7,690,239,247	$1,714,196,227
Unaffiliated investments, including repurchase agreements, at cost	$183,175,938	$175,336,266	$6,978,328,417	$1,508,751,828
Affiliated investments, at cost	$10,603,993	$15,019,978	$83,330,826	$15,864,609
Foreign currency, at cost	—	—	$9,877,032	—
Securities loaned, at value	$10,391,456	$14,621,340	$80,940,107	$15,501,671

Net asset value per share
The funds have an unlimited number of shares authorized with no par value. Net asset value is calculated by dividing the net assets of each class of shares by the number of outstanding shares in the class.

Class 1
Net assets	—	$80,156,757	—	—
Shares outstanding	—	2,560,387	—	—
Net asset value, offering price and redemption price per share	—	$31.31	—	—

Class NAV
Net assets	$249,741,657	$216,465,831	$7,690,239,247	$1,714,196,227
Shares outstanding	20,603,705	6,921,543	571,371,667	130,519,728
Net asset value, offering price and redemption price per share	$12.12	$31.27	$13.46	$13.13

The accompanying notes are an integral part of the financial statements.	137

John Hancock Funds II
Statements of operations — For the year ended August 31, 2018

	Capital	Capital		International
	Appreciation	Appreciation	Health Sciences	Growth Stock
Investment income	Fund	Value Fund	Fund	Fund
Dividends	$13,579,810	$38,869,113	$2,352,453	$20,136,152
Non-cash dividends	2,415,254	—	—	—
Securities lending	284,324	86,148	—	—
Interest	124,015	18,321,366	25,871	538,617
Income distributions received from affiliated investments	—	—	—	—
Less foreign taxes withheld	(460,732)	(161,208)	(31,567)	(1,591,722)
Total investment income	15,942,671	57,115,419	2,346,757	19,083,047

Expenses
Investment management fees	12,636,658	14,998,760	3,291,983	6,384,705
Distribution and service fees	317,594	—	—	—
Accounting and legal services fees	259,511	266,266	45,919	116,045
Trustees’ fees	27,183	27,465	3,555	13,579
Custodian fees	251,129	279,442	44,041	303,678
Printing and postage	9,576	8,936	7,522	8,772
Professional fees	84,929	93,134	68,908	83,622
Other	79,029	56,911	15,767	31,915
Total expenses	13,665,609	15,730,914	3,477,695	6,942,316
Less expense reductions	(152,336)	(764,394)	(196,851)	(68,331)
Net expenses	13,513,273	14,966,520	3,280,844	6,873,985
Net investment income (loss)	2,429,398	42,148,899	(934,087)	12,209,062

Realized and unrealized gain (loss)
Net realized gain (loss) on
Unaffiliated investments and foreign currency transactions	325,255,137	151,339,200	17,778,722	26,087,754
Affiliated investments	(4,081)	1,531	—	—
Written options	—	269,716	—	—
	325,251,056	151,610,447	17,778,722	26,087,754
Change in net unrealized appreciation (depreciation) of
Unaffiliated investments and translation of assets and liabilities in foreign currencies	101,100,457	10,246,525	47,102,203	(37,439,447)
Affiliated investments	7,503	947	—	—
Written options	—	(1,769,204)	—	—
	101,107,960	8,478,268	47,102,203	(37,439,447)
Net realized and unrealized gain (loss)	426,359,016	160,088,715	64,880,925	(11,351,693)

Increase in net assets from operations	$428,788,414	$202,237,614	$63,946,838	$857,369

The accompanying notes are an integral part of the financial statements.	138

John Hancock Funds II
Statements of operations — For the year ended August 31, 2018

		International
	International	Strategic Equity	International	Mid Cap Stock
Investment income	Small Cap Fund	Allocation Fund	Value Fund	Fund
Dividends	$14,226,312	$57,436,628	$33,108,650	$6,532,465
Securities lending	1,173,448	788,589	457,790	593,170
Interest	380,821	746,475	523,702	538,496
Income distributions received from affiliated investments	—	—	—	—
Less foreign taxes withheld	(1,433,493)	(5,393,359)	(2,767,340)	(38,066)
Total investment income	14,347,088	53,578,333	31,322,802	7,626,065

Expenses
Investment management fees	5,887,772	12,313,473	9,447,883	13,359,390
Distribution and service fees	43,515	—	96,908	195,205
Accounting and legal services fees	87,817	285,912	170,066	232,651
Trustees’ fees	9,000	31,993	19,167	24,086
Custodian fees	272,781	674,315	381,710	212,289
Printing and postage	9,933	9,797	8,425	5,367
Professional fees	71,703	118,930	93,034	99,476
Other	23,331	78,105	44,268	58,534
Total expenses	6,405,852	13,512,525	10,261,461	14,186,998
Less expense reductions	(51,731)	(2,554,677)	(100,100)	(136,037)
Net expenses	6,354,121	10,957,848	10,161,361	14,050,961
Net investment income (loss)	7,992,967	42,620,485	21,161,441	(6,424,896)

Realized and unrealized gain (loss)
Net realized gain (loss) on
Unaffiliated investments and foreign currency transactions	68,751,980	253,913,737	46,735,418	253,979,075
Affiliated investments	(2,814)	(7,405)	(734)	(7,453)
Futures contracts	—	75,253	—	—
	68,749,166	253,981,585	46,734,684	253,971,622
Change in net unrealized appreciation (depreciation) of
Unaffiliated investments and translation of assets and liabilities in foreign currencies	(53,996,592)	(247,473,379)	(62,605,024)	161,547,318
Affiliated investments	3,425	9,993	2,336	19,126
Futures contracts	—	(2,198,002)	—	—
	(53,993,167)	(249,661,388)	(62,602,688)	161,566,444
Net realized and unrealized gain (loss)	14,755,999	4,320,197	(15,868,004)	415,538,066

Increase in net assets from operations	$22,748,966	$46,940,682	$5,293,437	$409,113,170

The accompanying notes are an integral part of the financial statements.	139

John Hancock Funds II
Statements of operations — For the year ended August 31, 2018

		Multi-Index	Multi-Index	Multi-Index
		Lifestyle	Lifestyle	Lifestyle
		Aggressive	Balanced	Conservative
Investment income	Mid Value Fund	Portfolio	Portfolio	Portfolio
Dividends	$21,461,803	$1,869,475	$14,090,765	$4,026,533
Securities lending	222,664	12,104	188,298	55,872
Interest	1,539,275	2,823	11,425	4,075
Income distributions received from affiliated investments	—	3,465,461	5,825,054	326,731
Less foreign taxes withheld	(264,127)	—	—	—
Total investment income	22,959,615	5,349,863	20,115,542	4,413,211

Expenses
Investment management fees	13,175,108	564,844	2,578,403	654,262
Distribution and service fees	—	147,166	408,377	74,687
Accounting and legal services fees	200,086	43,260	119,573	21,778
Transfer agent fees	—	267	398	28
Trustees’ fees	19,500	4,990	13,561	2,555
Custodian fees	200,715	40,441	40,441	40,441
State registration fees	—	4,114	4,414	2,652
Printing and postage	7,769	8,847	8,959	8,821
Professional fees	76,885	41,938	51,196	39,414
Other	38,403	11,743	20,525	9,877
Total expenses	13,718,466	867,610	3,245,847	854,515
Less expense reductions	(748,624)	(5,266)	—	(49,634)
Net expenses	12,969,842	862,344	3,245,847	804,881
Net investment income	9,989,773	4,487,519	16,869,695	3,608,330

Realized and unrealized gain (loss)
Net realized gain (loss) on
Unaffiliated investments and foreign currency transactions	70,724,364	3,216,877	1,800,447	(274,984)
Affiliated investments	(15,551)	(613,562)	(416,974)	90,455
Capital gain distributions received from unaffiliated investments	—	—	44,019	24,020
Capital gain distributions received from affiliated investments	—	25,135,025	42,249,184	2,369,781
	70,708,813	27,738,340	43,676,676	2,209,272
Change in net unrealized appreciation (depreciation) of
Unaffiliated investments and translation of assets and liabilities in
foreign currencies	85,769,773	7,280,734	5,420,301	(2,979,525)
Affiliated investments	16,655	(5,859,092)	(9,869,256)	(612,638)
	85,786,428	1,421,642	(4,448,955)	(3,592,163)
Net realized and unrealized gain (loss)	156,495,241	29,159,982	39,227,721	(1,382,891)

Increase in net assets from operations	$166,485,014	$33,647,501	$56,097,416	$2,225,439

The accompanying notes are an integral part of the financial statements.	140

John Hancock Funds II
Statements of operations — For the year ended August 31, 2018

	Multi-Index	Multi-Index
	Lifestyle	Lifestyle		Science &
	Growth	Moderate	Real Estate	Technology
Investment income	Portfolio	Portfolio	Securities Fund	Fund
Dividends	$8,537,707	$5,112,597	$12,696,533	$1,289,881
Securities lending	115,587	82,438	4,413	56,561
Interest	7,905	4,474	11,910	288,191
Income distributions received from affiliated investments	6,718,706	1,069,728	—	—
Less foreign taxes withheld	—	—	—	(45,470)
Total investment income	15,379,905	6,269,237	12,712,856	1,589,163

Expenses
Investment management fees	1,808,437	853,435	3,064,089	2,821,612
Distribution and service fees	354,023	113,069	218,863	—
Accounting and legal services fees	103,792	33,098	63,376	39,620
Transfer agent fees	453	123	—	—
Trustees’ fees	11,808	3,926	6,712	3,840
Custodian fees	40,441	40,441	58,536	77,588
State registration fees	4,406	4,406	—	—
Printing and postage	8,931	8,836	8,150	7,661
Professional fees	49,267	40,784	65,018	51,829
Other	19,146	11,488	38,992	18,432
Total expenses	2,400,704	1,109,606	3,523,736	3,020,582
Less expense reductions	—	(27,323)	(37,079)	(130,656)
Net expenses	2,400,704	1,082,283	3,486,657	2,889,926
Net investment income (loss)	12,979,201	5,186,954	9,226,199	(1,300,763)

Realized and unrealized gain (loss)
Net realized gain (loss) on
Unaffiliated investments and foreign currency transactions	3,593,445	(311,154)	10,043,322	104,167,454
Affiliated investments	(942,799)	(100,678)	204	(489)
Capital gain distributions received from unaffiliated investments	19,568	24,570	—	—
Capital gain distributions received from affiliated investments	48,730,848	7,758,747	—	—
	51,401,062	7,371,485	10,043,526	104,166,965
Change in net unrealized appreciation (depreciation) of
Unaffiliated investments and translation of assets and liabilities in
foreign currencies	10,990,504	(1,366,245)	4,311,541	(26,682,792)
Affiliated investments	(11,052,457)	(1,776,068)	228	1,221
	(61,953)	(3,142,313)	4,311,769	(26,681,571)
Net realized and unrealized gain (loss)	51,339,109	4,229,172	14,355,295	77,485,394

Increase in net assets from operations	$64,318,310	$9,416,126	$23,581,494	$76,184,631

The accompanying notes are an integral part of the financial statements.	141

John Hancock Funds II
Statements of operations — For the year ended August 31, 2018

				U.S. Strategic
	Small Cap Stock	Small Company	Strategic Equity	Equity
Investment income	Fund	Value Fund	Allocation Fund	Allocation Fund
Dividends	$915,332	$3,776,637	$171,522,450	$32,833,851
Securities lending	117,464	63,362	1,732,080	315,806
Interest	47,106	62,349	2,520,646	478,714
Income distributions received from affiliated investments	—	—	—	—
Less foreign taxes withheld	—	(6,005)	(8,749,326)	(1,616)
Total investment income	1,079,902	3,896,343	167,025,850	33,626,755

Expenses
Investment management fees	2,375,742	2,958,126	47,638,156	11,636,580
Distribution and service fees	—	40,597	—	—
Accounting and legal services fees	34,358	40,999	1,107,286	270,754
Trustees’ fees	3,781	4,267	118,331	40,322
Custodian fees	34,827	42,227	1,764,662	283,745
Printing and postage	9,277	8,051	9,850	8,849
Professional fees	61,980	48,063	222,994	109,202
Other	17,442	16,907	208,524	53,948
Total expenses	2,537,407	3,159,237	51,069,803	12,403,400
Less expense reductions	(20,063)	(177,165)	(9,884,702)	(2,414,197)
Net expenses	2,517,344	2,982,072	41,185,101	9,989,203
Net investment income (loss)	(1,437,442)	914,271	125,840,749	23,637,552

Realized and unrealized gain (loss)
Net realized gain (loss) on
Unaffiliated investments and foreign currency transactions	45,627,723	24,545,687	1,205,255,069	310,725,307
Affiliated investments	(3,720)	(908)	(12,579)	(4,239)
Futures contracts	—	—	25,529,978	10,661,459
Forward foreign currency contracts	—	—	(1,978,540)	—
	45,624,003	24,544,779	1,228,793,928	321,382,527
Change in net unrealized appreciation (depreciation) of
Unaffiliated investments and translation of assets and liabilities in
foreign currencies	22,932,019	27,172,328	(443,068,767)	7,289,645
Affiliated investments	3,340	2,677	23,016	5,810
Futures contracts	—	—	(5,414,669)	(335,344)
Forward foreign currency contracts	—	—	1,180,872	—
	22,935,359	27,175,005	(447,279,548)	6,960,111
Net realized and unrealized gain (loss)	68,559,362	51,719,784	781,514,380	328,342,638

Increase in net assets from operations	$67,121,920	$52,634,055	$907,355,129	$351,980,190

The accompanying notes are an integral part of the financial statements.	142

John Hancock Funds II
Statements of changes in net assets

			Capital Appreciation Value
	Capital Appreciation Fund		Fund		Health Sciences Fund
	Year ended	Year ended	Year ended	Year ended	Year ended	Year ended
Increase (decrease) in net assets	8-31-18	8-31-17	8-31-18	8-31-17	8-31-18	8-31-17
From operations
Net investment income (loss)	$2,429,398	$1,846,174	$42,148,899	$29,895,420	$(934,087)	$(461,122)
Net realized gain (loss)	325,251,056	325,456,429	151,610,447	169,436,579	17,778,722	47,502,224
Change in net unrealized appreciation
(depreciation)	101,107,960	99,319,427	8,478,268	8,531,469	47,102,203	(20,835,408)
Increase in net assets resulting from
operations	428,788,414	426,622,030	202,237,614	207,863,468	63,946,838	26,205,694
Distributions to shareholders
From net investment income
Class 1	(413,971)	(335,780)	—	—	—	—
Class NAV	(1,309,672)	(1,426,495)	(25,903,482)	(34,666,083)	—	—
From net realized gain
Class 1	(122,735,798)	(59,182,847)	—	—	—	—
Class NAV	(235,231,678)	(145,033,287)	(167,496,641)	(67,805,945)	(53,030,597)	(50,343,681)
Total distributions	(359,691,119)	(205,978,409)	(193,400,123)	(102,472,028)	(53,030,597)	(50,343,681)
From fund share transactions
Fund share transactions	(58,038,624)	(380,329,544)	(103,988,750)	(325,748,742)	(21,862,280)	128,316,247
Total from fund share transactions	(58,038,624)	(380,329,544)	(103,988,750)	(325,748,742)	(21,862,280)	128,316,247
Total increase (decrease)	11,058,671	(159,685,923)	(95,151,259)	(220,357,302)	(10,946,039)	104,178,260

Net assets
Beginning of year	1,804,449,197	1,964,135,120	1,880,415,190	2,100,772,492	320,384,956	216,206,696
End of year	$1,815,507,868	$1,804,449,197	$1,785,263,931	$1,880,415,190	$309,438,917	$320,384,956

Undistributed net investment income (loss)	$2,405,261	$1,722,854	$33,697,652	$15,938,866	$(940,104)	$(101,564)

	International Growth Stock		International Small Cap		International Strategic
	Fund		Fund		Equity Allocation Fund
	Year ended	Year ended	Year ended	Year ended	Year ended	Period ended
Increase (decrease) in net assets	8-31-18	8-31-17	8-31-18	8-31-17	8-31-18	8-31-17[1]
From operations
Net investment income (loss)	$12,209,062	$13,157,351	$7,992,967	$8,374,843	$42,620,485	$38,700,884
Net realized gain (loss)	26,087,754	9,765,563	68,749,166	29,521,333	253,981,585	35,364,878
Change in net unrealized appreciation
(depreciation)	(37,439,447)	87,634,318	(53,993,167)	83,432,769	(249,661,388)	273,793,664
Increase in net assets resulting from
operations	857,369	110,557,232	22,748,966	121,328,945	46,940,682	347,859,426
Distributions to shareholders
From net investment income
Class 1	—	—	(987,038)	(1,135,947)	—	—
Class NAV	(20,790,426)	(12,870,075)	(6,306,166)	(8,507,122)	(48,834,637)	(4,972,148)
From net realized gain
Class NAV	—	—	—	—	(86,313,353)	(1,738,059)
Total distributions	(20,790,426)	(12,870,075)	(7,293,204)	(9,643,069)	(135,147,990)	(6,710,207)
From fund share transactions
Fund share transactions	(36,175,182)	(56,735,020)	(66,075,100)	(107,940,564)	(128,083,063)	1,707,640,264
Total from fund share transactions	(36,175,182)	(56,735,020)	(66,075,100)	(107,940,564)	(128,083,063)	1,707,640,264
Total increase (decrease)	(56,108,239)	40,952,137	(50,619,338)	3,745,312	(216,290,371)	2,048,789,483

Net assets
Beginning of year	820,719,505	779,767,368	617,699,820	613,954,508	2,048,789,483	—
End of year	$764,611,266	$820,719,505	$567,080,482	$617,699,820	$1,832,499,112	$2,048,789,483

Undistributed net investment income (loss)	$(1,126,957)	$7,786,411	$6,754,165	$5,972,018	$29,741,067	$33,710,252
1	Period from 10-17-16 (commencement of operations) to 8-31-17.

The accompanying notes are an integral part of the financial statements.	143

John Hancock Funds II
Statements of changes in net assets

	International Value Fund		Mid Cap Stock Fund		Mid Value Fund
	Year ended	Year ended	Year ended	Year ended	Year ended	Year ended
Increase (decrease) in net assets	8-31-18	8-31-17	8-31-18	8-31-17	8-31-18	8-31-17
From operations
Net investment income (loss)	$21,161,441	$27,947,388	$(6,424,896)	$(2,011,833)	$9,989,773	$8,850,487
Net realized gain (loss)	46,734,684	22,110,260	253,971,622	162,136,217	70,708,813	85,090,430
Change in net unrealized appreciation
(depreciation)	(62,602,688)	178,078,000	161,566,444	104,637,805	85,786,428	(5,263,145)
Increase in net assets resulting from
operations	5,293,437	228,135,648	409,113,170	264,762,189	166,485,014	88,677,772
Distributions to shareholders
From net investment income
Class 1	(4,629,635)	(4,346,857)	—	—	—	—
Class NAV	(23,439,685)	(30,949,632)	—	—	(10,768,549)	(7,324,173)
From net realized gain
Class 1	—	—	(34,657,303)	(1,560,989)	—	—
Class NAV	—	—	(110,968,976)	(5,661,822)	(65,769,230)	(71,236,452)
Total distributions	(28,069,320)	(35,296,489)	(145,626,279)	(7,222,811)	(76,537,779)	(78,560,625)
From fund share transactions
Fund share transactions	(61,261,952)	(532,970,789)	(168,863,357)	(400,701,210)	124,964,945	292,449,349
Issued in reorganization	—	—	—	266,892,549	—	—
Total from fund share transactions	(61,261,952)	(532,970,789)	(168,863,357)	(133,808,661)	124,964,945	292,449,349
Total increase (decrease)	(84,037,835)	(340,131,630)	94,623,534	123,730,717	214,912,180	302,566,496

Net assets
Beginning of year	1,193,299,393	1,533,431,023	1,610,365,752	1,486,635,035	1,224,496,035	921,929,539
End of year	$1,109,261,558	$1,193,299,393	$1,704,989,286	$1,610,365,752	$1,439,408,215	$1,224,496,035

Undistributed net investment income (loss)	$16,969,042	$22,422,210	—	$(428,032)	$3,835,608	$4,442,452

	Multi-Index Lifestyle		Multi-Index Lifestyle		Multi-Index Lifestyle
	Aggressive Portfolio		Balanced Portfolio		Conservative Portfolio
	Year ended	Year ended	Year ended	Year ended	Year ended	Year ended
Increase (decrease) in net assets	8-31-18	8-31-17	8-31-18	8-31-17	8-31-18	8-31-17
From operations
Net investment income (loss)	$4,487,519	$2,322,701	$16,869,695	$9,706,392	$3,608,330	$2,109,667
Net realized gain (loss)	27,738,340	8,243,001	43,676,676	15,045,690	2,209,272	1,116,341
Change in net unrealized appreciation
(depreciation)	1,421,642	15,245,931	(4,448,955)	25,006,951	(3,592,163)	1,003,846
Increase in net assets resulting from
operations	33,647,501	25,811,633	56,097,416	49,759,033	2,225,439	4,229,854
Distributions to shareholders
From net investment income
Class R6	(17,845)	(2,297)	(58,057)	(2,347)	(5,566)	(5,570)
Class 1	(4,498,431)	(2,226,925)	(15,979,737)	(9,313,083)	(3,400,395)	(1,979,763)
From net realized gain
Class R6	(44,294)	(1,983)	(66,696)	(973)	(2,984)	(1,488)
Class 1	(11,432,597)	(1,957,132)	(19,912,911)	(3,694,184)	(1,441,009)	(491,666)
Total distributions	(15,993,167)	(4,188,337)	(36,017,401)	(13,010,587)	(4,849,954)	(2,478,487)
From fund share transactions
Fund share transactions	64,991,064	118,513,154	130,805,550	332,433,289	28,803,225	53,690,780
Total from fund share transactions	64,991,064	118,513,154	130,805,550	332,433,289	28,803,225	53,690,780
Total increase	82,645,398	140,136,450	150,885,565	369,181,735	26,178,710	55,442,147

Net assets
Beginning of year	245,224,048	105,087,598	718,839,053	349,657,318	130,153,206	74,711,059
End of year	$327,869,446	$245,224,048	$869,724,618	$718,839,053	$156,331,916	$130,153,206

Undistributed net investment income (loss)	$172,848	$200,100	$1,714,945	$973,358	$582,803	$366,604

The accompanying notes are an integral part of the financial statements.	144

John Hancock Funds II
Statements of changes in net assets

	Multi-Index Lifestyle		Multi-Index Lifestyle
	Growth Portfolio		Moderate Portfolio		Real Estate Securities Fund
	Year ended	Year ended	Year ended	Year ended	Year ended	Year ended
Increase (decrease) in net assets	8-31-18	8-31-17	8-31-18	8-31-17	8-31-18	8-31-17
From operations
Net investment income (loss)	$12,979,201	$7,146,836	$5,186,954	$2,883,242	$9,226,199	$11,807,990
Net realized gain (loss)	51,401,062	17,010,024	7,371,485	2,322,240	10,043,526	30,344,013
Change in net unrealized appreciation
(depreciation)	(61,953)	29,260,376	(3,142,313)	4,752,162	4,311,769	(53,791,747)
Increase (decrease) in net assets resulting
from operations	64,318,310	53,417,236	9,416,126	9,957,644	23,581,494	(11,639,744)
Distributions to shareholders
From net investment income
Class R6	(41,542)	(13,475)	(23,075)	(12,038)	—	—
Class 1	(11,993,755)	(6,206,406)	(4,871,069)	(2,670,595)	(5,992,330)	(20,672,063)
From net realized gain
Class R6	(77,719)	(8,164)	(17,239)	(3,018)	—	—
Class 1	(22,812,765)	(3,844,555)	(3,281,187)	(647,491)	(25,590,309)	(45,093,392)
Total distributions	(34,925,781)	(10,072,600)	(8,192,570)	(3,333,142)	(31,582,639)	(65,765,455)
From fund share transactions
Fund share transactions	120,365,726	290,851,823	40,647,557	103,070,574	(73,247,819)	(85,193,001)
Total from fund share transactions	120,365,726	290,851,823	40,647,557	103,070,574	(73,247,819)	(85,193,001)
Total increase (decrease)	149,758,255	334,196,459	41,871,113	109,695,076	(81,248,964)	(162,598,200)

Net assets
Beginning of year	611,579,373	277,382,914	198,542,521	88,847,445	502,154,725	664,752,925
End of year	$761,337,628	$611,579,373	$240,413,634	$198,542,521	$420,905,761	$502,154,725

Undistributed net investment income (loss)	$2,779,094	$1,896,882	$762,929	$427,942	$3,417,381	—

	Science & Technology Fund		Small Cap Stock Fund		Small Company Value Fund
	Year ended	Year ended	Year ended	Year ended	Year ended	Year ended
Increase (decrease) in net assets	8-31-18	8-31-17	8-31-18	8-31-17	8-31-18	8-31-17
From operations
Net investment income (loss)	$(1,300,763)	$(831,886)	$(1,437,442)	$(894,769)	$914,271	$1,161,812
Net realized gain (loss)	104,166,965	199,157,281	45,624,003	21,769,592	24,544,779	33,482,359
Change in net unrealized appreciation
(depreciation)	(26,681,571)	(42,294,039)	22,935,359	16,071,111	27,175,005	(35,173)
Increase in net assets resulting from
operations	76,184,631	156,031,356	67,121,920	36,945,934	52,634,055	34,608,998
Distributions to shareholders
From net investment income
Class 1	—	—	—	—	(228,734)	(700,493)
Class NAV	—	(1,244,469)	—	—	(645,291)	(1,158,535)
From net realized gain
Class 1	—	—	—	—	(8,942,989)	(10,193,313)
Class NAV	(190,090,318)	(55,294,192)	(5,928,321)	—	(21,735,059)	(15,946,691)
Total distributions	(190,090,318)	(56,538,661)	(5,928,321)	—	(31,552,073)	(27,999,032)
From fund share transactions
Fund share transactions	10,937,127	(510,462,148)	(49,455,297)	(1,999,817)	23,806,626	(24,267,486)
Total from fund share transactions	10,937,127	(510,462,148)	(49,455,297)	(1,999,817)	23,806,626	(24,267,486)
Total increase (decrease)	(102,968,560)	(410,969,453)	11,738,302	34,946,117	44,888,608	(17,657,520)

Net assets
Beginning of year	355,338,647	766,308,100	238,003,355	203,057,238	251,733,980	269,391,500
End of year	$252,370,087	$355,338,647	$249,741,657	$238,003,355	$296,622,588	$251,733,980

Undistributed net investment income (loss)	$(18,339)	—	—	$(896,974)	$279,967	$254,627

The accompanying notes are an integral part of the financial statements.	145

John Hancock Funds II
Statements of changes in net assets

	Strategic Equity Allocation		U.S. Strategic Equity
	Fund		Allocation Fund
	Year ended	Year ended	Year ended	Period ended
Increase (decrease) in net assets	8-31-18	8-31-17	8-31-18	8-31-17[2]
From operations
Net investment income (loss)	$125,840,749	$129,160,078	$23,637,552	$22,750,272
Net realized gain (loss)	1,228,793,928	748,662,197	321,382,527	32,275,827
Change in net unrealized appreciation (depreciation)	(447,279,548)	273,439,812	6,960,111	205,070,777
Increase in net assets resulting from operations	907,355,129	1,151,262,087	351,980,190	260,096,876
Distributions to shareholders
From net investment income
Class NAV	(135,027,969)	(122,909,561)	(25,755,420)	(5,881,152)
From net realized gain
Class NAV	(979,359,364)	(510,291,738)	(87,315,949)	—
Total distributions	(1,114,387,333)	(633,201,299)	(113,071,369)	(5,881,152)
From fund share transactions
Fund share transactions	260,826,547	(20,430,003)	(479,911,077)	1,700,982,759
Total from fund share transactions	260,826,547	(20,430,003)	(479,911,077)	1,700,982,759
Total increase (decrease)	53,794,343	497,630,785	(241,002,256)	1,955,198,483

Net assets
Beginning of year	7,636,444,904	7,138,814,119	1,955,198,483	—
End of year	$7,690,239,247	$7,636,444,904	$1,714,196,227	$1,955,198,483

Undistributed net investment income (loss)	$83,064,081	$88,020,280	$14,725,890	$16,873,991

2 Period 9-26-16 (commencement of operations) to 8-31-17.

The accompanying notes are an integral part of the financial statements.	146

John Hancock Funds II
Financial highlights

Per share operating performance for a share outstanding throughout each period										Ratios and supplemental data
		Income (loss) from investment operations			Less distributions					Ratios to average net assets
Period ended	Net asset value, beginning of period ($)	Net investment income (loss) ($)[1]	Net real- ized and unrealized gain (loss) on invest- ments ($)	Total from investment operations ($)	From net investment income ($)	From net realized gain ($)	Total distribu- tions ($)	Net asset value, end of period ($)	Total return (%)[2]	Expenses before reductions (%)		Expenses including reductions (%)		Net investment income (loss) (%)	Net assets, end of period (in millions)	Portfolio turnover (%)
Capital Appreciation Fund
Class 1
08-31-2018	18.56	0.02	4.25	4.27	(0.01)	(4.02)	(4.03)	18.80	26.71	0.79		0.78		0.11	687	39
08-31-2017	16.60	0.01	3.89	3.90	(0.01)	(1.93)	(1.94)	18.56	26.53	0.79		0.78		0.07	582	45
08-31-2016	18.12	0.01	0.83	0.84	— [3]	(2.36)	(2.36)	16.60	4.41	0.79		0.78		0.05	551	32
08-31-2015	18.30	— [3]	1.22	1.22	—	(1.40)	(1.40)	18.12	7.01	0.78		0.77		0.01	588	33
08-31-2014	15.07	— [3]	4.19	4.19	(0.01)	(0.95)	(0.96)	18.30	28.39	0.78		0.78		(0.02)	588	45
Class NAV
08-31-2018	18.60	0.03	4.26	4.29	(0.02)	(4.02)	(4.04)	18.85	26.76	0.74		0.73		0.15	1,128	39
08-31-2017	16.63	0.02	3.90	3.92	(0.02)	(1.93)	(1.95)	18.60	26.62	0.74		0.73		0.11	1,222	45
08-31-2016	18.15	0.02	0.83	0.85	(0.01)	(2.36)	(2.37)	16.63	4.45	0.74		0.73		0.10	1,413	32
08-31-2015	18.32	0.01	1.22	1.23	—	(1.40)	(1.40)	18.15	7.06	0.73		0.72		0.06	1,519	33
08-31-2014	15.08	0.01	4.20	4.21	(0.02)	(0.95)	(0.97)	18.32	28.49	0.73		0.73		0.03	1,781	45
1. Based on average daily shares outstanding. 2. Total returns would have been lower had certain expenses not been reduced during the applicable periods. 3. Less than $0.005 per share.
Capital Appreciation Value Fund
Class NAV
08-31-2018	12.26	0.27	1.06	1.33	(0.18)	(1.14)	(1.32)	12.27	11.61	0.85		0.81		2.28	1,785	78
08-31-2017	11.62	0.18	1.06	1.24	(0.20)	(0.40)	(0.60)	12.26	11.26	0.85		0.81		1.51	1,880	61
08-31-2016	11.86	0.16	1.03	1.19	(0.18)	(1.25)	(1.43)	11.62	10.94	0.85		0.81		1.39	2,101	64
08-31-2015	12.70	0.14	0.59	0.73	(0.17)	(1.40)	(1.57)	11.86	5.90	0.84		0.80		1.22	2,000	90
08-31-2014	12.41	0.16	1.88	2.04	(0.18)	(1.57)	(1.75)	12.70	17.68	0.85		0.81		1.25	1,987	63
1. Based on average daily shares outstanding. 2. Total returns would have been lower had certain expenses not been reduced during the applicable periods.
Health Sciences Fund
Class NAV
08-31-2018	5.01	(0.01)	0.95	0.94	—	(0.85)	(0.85)	5.10	22.04	1.10		1.04		(0.30)	309	46
08-31-2017	5.59	(0.01)	0.74	0.73	—	(1.31)	(1.31)	5.01	18.48	1.14		1.07		(0.27)	320	131
08-31-2016	18.69	(0.03)	(0.64)	(0.67)	(0.02)	(12.41)	(12.43)	5.59	(8.77)	1.10		1.04		(0.32)	216	46
08-31-2015	20.26	0.01	4.41	4.42	—	(5.99)	(5.99)	18.69	26.42	0.99		0.94		0.06	368	44
08-31-2014	17.77	(0.08)	6.02	5.94	—	(3.45)	(3.45)	20.26	37.34	1.04		0.99		(0.45)	620	61
1. Based on average daily shares outstanding. 2. Total returns would have been lower had certain expenses not been reduced during the applicable periods.
International Growth Stock Fund
Class NAV
08-31-2018	13.83	0.21	(0.23)	(0.02)	(0.36)	—	(0.36)	13.45	(0.17)	0.86		0.85		1.51	765	41
08-31-2017	12.53	0.19	1.29	1.48	(0.18)	—	(0.18)	13.83	12.02	0.85		0.84		1.50	821	37
08-31-2016	12.31	0.19	0.40	0.59	(0.16)	(0.21)	(0.37)	12.53	4.80	0.85		0.85		1.59	780	23
08-31-2015	14.25	0.20	(1.51)	(1.31)	(0.25)	(0.38)	(0.63)	12.31	(9.39)	0.88		0.87		1.49	751	22
08-31-2014	12.14	0.23	2.09	2.32	(0.21)	—	(0.21)	14.25	19.26	0.92		0.92		1.68	690	26
1. Based on average daily shares outstanding. 2. Total returns would have been lower had certain expenses not been reduced during the applicable periods.
International Small Cap Fund
Class 1
08-31-2018	21.25	0.29	0.40	0.69	(0.25)	—	(0.25)	21.69	3.24	1.09		1.08		1.28	75	30
08-31-2017	17.74	0.25	3.53	3.78	(0.27)	—	(0.27)	21.25	21.75	1.10		1.09		1.36	88	20
08-31-2016	18.03	0.24	(0.36)	(0.12)	(0.17)	—	(0.17)	17.74	(0.69)	1.06	[3]	1.05	[3]	1.30	78	42
08-31-2015	19.47	0.21	(1.55)	(1.34)	(0.10)	—	(0.10)	18.03	(6.89)	1.09		1.09		1.14	98	29
08-31-2014	16.87	0.16	2.71	2.87	(0.27)	—	(0.27)	19.47	17.10	1.14		1.14		0.84	116	23
Class NAV
08-31-2018	21.25	0.30	0.39	0.69	(0.26)	—	(0.26)	21.68	3.23	1.04		1.03		1.31	492	30
08-31-2017	17.74	0.26	3.53	3.79	(0.28)	—	(0.28)	21.25	21.82	1.05		1.04		1.39	530	20
08-31-2016	18.03	0.25	(0.36)	(0.11)	(0.18)	—	(0.18)	17.74	(0.64)	1.01		1.00		1.39	536	42
08-31-2015	19.46	0.23	(1.55)	(1.32)	(0.11)	—	(0.11)	18.03	(6.79)	1.04		1.04		1.24	696	29
08-31-2014	16.86	0.17	2.71	2.88	(0.28)	—	(0.28)	19.46	17.17	1.09		1.09		0.89	581	23

1. Based on average daily shares outstanding. 2. Total returns would have been lower had certain expenses not been reduced during the applicable periods. 3. Includes reimbursement for overbilling of custody expenses in prior years of 0.01%.

The accompanying notes are an integral part of the financial statements.	147

John Hancock Funds II
Financial highlights

Per share operating performance for a share outstanding throughout each period										Ratios and supplemental data
		Income (loss) from investment operations			Less distributions					Ratios to average net assets
Period ended	Net asset value, beginning of period ($)	Net investment income (loss) ($)[1]	Net real- ized and unrealized gain (loss) on invest- ments ($)	Total from investment operations ($)	From net investment income ($)	From net realized gain ($)	Total distribu- tions ($)	Net asset value, end of period ($)	Total return (%)[2]	Expenses before reductions (%)		Expenses including reductions (%)		Net investment income (loss) (%)	Net assets, end of period (in millions)	Portfolio turnover (%)
International Strategic Equity Allocation Fund
Class NAV
08-31-2018	11.78	0.25	(0.01)	0.24	(0.29)	(0.52)	(0.81)	11.21	1.81	0.68		0.55		2.15	1,832	94
08-31-2017[3]	10.00	0.23	1.59	1.82	(0.03)	(0.01)	(0.04)	11.78	18.26 [4]	0.69	[5]	0.56	[5]	2.43 [5]	2,049	112
1. Based on average daily shares outstanding. 2. Total returns would have been lower had certain expenses not been reduced during the applicable periods. 3. Period from 10-17-16 (commencement of operations) to 8-31-17. 4. Not annualized. 5. Annualized.
International Value Fund
Class 1
08-31-2018	16.82	0.29	(0.27)	0.02	(0.39)	—	(0.39)	16.45	0.06	0.91		0.90		1.72	169	29
08-31-2017	14.80	0.29	2.09	2.38	(0.36)	—	(0.36)	16.82	16.35	0.91		0.90		1.85	206	31
08-31-2016	14.53	0.29	0.25	0.54	(0.27)	—	(0.27)	14.80	3.86	0.90		0.90		2.06	186	24
08-31-2015	18.11	0.26	(3.42)	(3.16)	(0.42)	—	(0.42)	14.53	(17.54)	0.93		0.92		1.62	205	32
08-31-2014	15.74	0.47	2.16	2.63	(0.26)	—	(0.26)	18.11	16.80	0.97		0.96		2.69	281	28
Class NAV
08-31-2018	16.77	0.31	(0.27)	0.04	(0.40)	—	(0.40)	16.41	0.17	0.86		0.85		1.81	940	29
08-31-2017	14.76	0.29	2.08	2.37	(0.36)	—	(0.36)	16.77	16.38	0.86		0.85		1.85	987	31
08-31-2016	14.49	0.28	0.27	0.55	(0.28)	—	(0.28)	14.76	3.93	0.85		0.85		2.06	1,347	24
08-31-2015	18.07	0.27	(3.42)	(3.15)	(0.43)	—	(0.43)	14.49	(17.55)	0.88		0.87		1.69	1,569	32
08-31-2014	15.70	0.49	2.15	2.64	(0.27)	—	(0.27)	18.07	16.90	0.92		0.91		2.81	1,793	28
1. Based on average daily shares outstanding. 2. Total returns would have been lower had certain expenses not been reduced during the applicable periods.
Mid Cap Stock Fund
Class 1
08-31-2018	22.14	(0.10)	6.01	5.91	—	(2.15)	(2.15)	25.90	28.68	0.92		0.91		(0.44)	447	67
08-31-2017	18.86	(0.03)	3.40	3.37	—	(0.09)	(0.09)	22.14	17.86	0.92		0.91		(0.16)	365	89
08-31-2016	20.57	(0.04)	0.61	0.57	—	(2.28)	(2.28)	18.86	3.02	0.92		0.91		(0.23)	340	79
08-31-2015	22.57	(0.06)	1.03	0.97	—	(2.97)	(2.97)	20.57	4.81	0.91		0.91		(0.29)	366	79
08-31-2014	21.40	(0.09)	3.97	3.88	—	(2.71)	(2.71)	22.57	19.04	0.92		0.91		(0.43)	361	107
Class NAV
08-31-2018	22.33	(0.09)	6.07	5.98	—	(2.15)	(2.15)	26.16	28.75	0.87		0.86		(0.39)	1,258	67
08-31-2017	19.01	(0.02)	3.43	3.41	—	(0.09)	(0.09)	22.33	17.99	0.87		0.86		(0.12)	1,245	89
08-31-2016	20.71	(0.03)	0.61	0.58	—	(2.28)	(2.28)	19.01	3.06	0.87		0.86		(0.18)	1,147	79
08-31-2015	22.69	(0.05)	1.04	0.99	—	(2.97)	(2.97)	20.71	4.83	0.86		0.86		(0.24)	1,195	79
08-31-2014	21.49	(0.08)	3.99	3.91	—	(2.71)	(2.71)	22.69	19.10	0.87		0.86		(0.38)	1,328	107
1. Based on average daily shares outstanding. 2. Total returns would have been lower had certain expenses not been reduced during the applicable periods.
Mid Value Fund
Class NAV
08-31-2018	16.00	0.12	1.90	2.02	(0.13)	(0.81)	(0.94)	17.08	12.96	0.99		0.94		0.72	1,439	39
08-31-2017	15.88	0.16	1.52	1.68	(0.14)	(1.42)	(1.56)	16.00	10.83	0.99		0.94		0.98	1,224	55
08-31-2016	15.45	0.17	1.94	2.11	(0.20)	(1.48)	(1.68)	15.88	15.18	0.99		0.93		1.17	922	56
08-31-2015	18.20	0.15	(0.72)	(0.57)	(0.14)	(2.04)	(2.18)	15.45	(3.55)	1.03		0.97		0.88	957	47
08-31-2014	14.94	0.13	3.75	3.88	(0.09)	(0.53)	(0.62)	18.20	26.44	1.04		0.98		0.77	1,085	40
1. Based on average daily shares outstanding. 2. Total returns would have been lower had certain expenses not been reduced during the applicable periods.

The accompanying notes are an integral part of the financial statements.	148

John Hancock Funds II
Financial highlights

Per share operating performance for a share outstanding throughout each period											Ratios and supplemental data
		Income (loss) from investment operations			Less distributions						Ratios to average net assets
Period ended	Net asset value, beginning of period ($)	Net investment income (loss) ($)[1]	Net real- ized and unrealized gain (loss) on invest- ments ($)	Total from investment operations ($)	From net investment income ($)	From net realized gain ($)	Total distribu- tions ($)	Net asset value, end of period ($)	Total return (%)[2]		Expenses before reductions (%)	Expenses including reductions (%)	Net investment income (loss) (%)	Net assets, end of period (in millions)		Portfolio turnover (%)
Multi-Index Lifestyle Aggressive Portfolio
Class R6
08-31-2018	12.31	0.12[3]	1.42	1.54	(0.21)	(0.52)	(0.73)	13.12	12.73		0.26[4]	0.25[4]	0.93[3]	4		15
08-31-2017	10.94	0.18[3]	1.54	1.72	(0.19)	(0.16)	(0.35)	12.31	16.07		0.27[4]	0.25[4]	1.57[3]	—	[5]	13
08-31-2016	10.19	0.16[3]	0.78	0.94	(0.15)	(0.04)	(0.19)	10.94	9.34		0.32[4]	0.26[4]	1.44[3]	—	[5]	14
08-31-2015	10.77	0.21[3]	(0.63)	(0.42)	(0.14)	(0.02)	(0.16)	10.19	(3.97)		0.59[4]	0.28[4]	1.93[3]	—	[5]	14
08-31-2014[6]	10.00	—[3]	0.77	0.77	—	—	—	10.77	7.70	[7]	10.62[4,8]	0.38[4,8]	(0.04)[3,8]	—	[5]	2
Class 1
08-31-2018	12.31	0.19[3]	1.34	1.53	(0.20)	(0.52)	(0.72)	13.12	12.69		0.29[4]	0.29[4]	1.52[3]	324		15
08-31-2017	10.94	0.16[3]	1.55	1.71	(0.18)	(0.16)	(0.34)	12.31	16.04		0.31[4]	0.29[4]	1.37[3]	245		13
08-31-2016	10.19	0.13[3]	0.81	0.94	(0.15)	(0.04)	(0.19)	10.94	9.30		0.35[4]	0.29[4]	1.42[3]	105		14
08-31-2015	10.77	0.10[3]	(0.51)	(0.41)	(0.15)	(0.02)	(0.17)	10.19	(3.93)		0.57[4]	0.30[4]	0.97[3]	45		14
08-31-2014[6]	10.00	—[3]	0.77	0.77	—	—	—	10.77	7.70	[7]	9.53[4,8]	0.33[4,8]	(0.04)[3,8]	5		2

1. Based on average daily shares outstanding. 2. Total returns would have been lower had certain expenses not been reduced during the applicable periods. 3. Net investment income is affected by the timing and frequency of the declaration of dividends by the underlying funds in which the portfolio invests. 4. Ratios do not include expenses indirectly incurred from underlying funds and can vary based on the mix of underlying funds held by the portfolio. 5. Less than $500,000. 6. Period from 12-30-13 (commencement of operations) to 8-31-14. 7. Not annualized. 8. Annualized.

Multi-Index Lifestyle Balanced Portfolio
Class R6
08-31-2018	11.48	0.21[3]	0.63	0.84	(0.24)	(0.29)	(0.53)	11.79	7.38		0.36[4]	0.36[4]	1.86[3]	5		17
08-31-2017	10.78	0.23[3]	0.80	1.03	(0.23)	(0.10)	(0.33)	11.48	9.79		0.36[4]	0.36[4]	2.14[3]	—	[5]	22
08-31-2016	10.17	0.26[3]	0.59	0.85	(0.22)	(0.02)	(0.24)	10.78	8.49		0.37[4]	0.37[4]	2.38[3]	—	[5]	11
08-31-2015	10.64	0.21[3]	(0.49)	(0.28)	(0.18)	(0.01)	(0.19)	10.17	(2.69)		0.57[4]	0.40[4]	2.02[3]	—	[5]	18
08-31-2014[6]	10.00	0.07[3]	0.60	0.67	(0.03)	—	(0.03)	10.64	6.73	[7]	6.84[4,8]	0.50[4,8]	1.00[3,8]	—	[5]	2
Class 1
08-31-2018	11.48	0.24[3]	0.58	0.82	(0.23)	(0.29)	(0.52)	11.78	7.25		0.40[4]	0.40[4]	2.06[3]	865		17
08-31-2017	10.78	0.21[3]	0.81	1.02	(0.22)	(0.10)	(0.32)	11.48	9.75		0.40[4]	0.40[4]	1.90[3]	719		22
08-31-2016	10.17	0.20[3]	0.64	0.84	(0.21)	(0.02)	(0.23)	10.78	8.44		0.41[4]	0.41[4]	2.09[3]	350		11
08-31-2015	10.64	0.17[3]	(0.45)	(0.28)	(0.18)	(0.01)	(0.19)	10.17	(2.67)		0.50[4]	0.41[4]	1.58[3]	141		18
08-31-2014[6]	10.00	0.05[3]	0.62	0.67	(0.03)	—	(0.03)	10.64	6.74	[7]	5.74[4,8]	0.45[4,8]	0.66[3,8]	9		2

1. Based on average daily shares outstanding. 2. Total returns would have been lower had certain expenses not been reduced during the applicable periods. 3. Net investment income is affected by the timing and frequency of the declaration of dividends by the underlying funds in which the portfolio invests. 4. Ratios do not include expenses indirectly incurred from underlying funds and can vary based on the mix of underlying funds held by the portfolio. 5. Less than $500,000. 6. Period from 12-30-13 (commencement of operations) to 8-31-14. 7. Not annualized. 8. Annualized.

Multi-Index Lifestyle Conservative Portfolio
Class R6
08-31-2018	10.75	0.28[3]	(0.11)	0.17	(0.25)	(0.10)	(0.35)	10.57	1.61		0.53[4]	0.50[4]	2.62[3]	—	[5]	24
08-31-2017	10.65	0.24[3]	0.17	0.41	(0.24)	(0.07)	(0.31)	10.75	3.95		0.55[4]	0.50[4]	2.32[3]	—	[5]	36
08-31-2016	10.13	0.30[3]	0.47	0.77	(0.24)	(0.01)	(0.25)	10.65	7.71		0.60[4]	0.50[4]	2.72[3]	—	[5]	21
08-31-2015	10.49	0.22[3]	(0.38)	(0.16)	(0.19)	(0.01)	(0.20)	10.13	(1.57)		1.08[4]	0.52[4]	2.12[3]	—	[5]	18
08-31-2014[6]	10.00	0.14[3]	0.41	0.55	(0.06)	—	(0.06)	10.49	5.55	[7]	19.53[4,8]	0.63[4,8]	1.99[3,8]	—	[5]	11
Class 1
08-31-2018	10.74	0.25[3]	(0.09)	0.16	(0.24)	(0.10)	(0.34)	10.56	1.57		0.57[4]	0.54[4]	2.41[3]	156		24
08-31-2017	10.65	0.23[3]	0.16	0.39	(0.23)	(0.07)	(0.30)	10.74	3.82		0.59[4]	0.54[4]	2.19[3]	130		36
08-31-2016	10.13	0.22[3]	0.54	0.76	(0.23)	(0.01)	(0.24)	10.65	7.68		0.63[4]	0.53[4]	2.43[3]	74		21
08-31-2015	10.49	0.22[3]	(0.38)	(0.16)	(0.19)	(0.01)	(0.20)	10.13	(1.56)		1.07[4]	0.53[4]	2.12[3]	29		18
08-31-2014[6]	10.00	0.09[3]	0.47	0.56	(0.07)	—	(0.07)	10.49	5.57	[7]	18.44[4,8]	0.58[4,8]	1.29[3,8]	2		11

1. Based on average daily shares outstanding. 2. Total returns would have been lower had certain expenses not been reduced during the applicable periods. 3. Net investment income is affected by the timing and frequency of the declaration of dividends by the underlying funds in which the portfolio invests. 4. Ratios do not include expenses indirectly incurred from underlying funds and can vary based on the mix of underlying funds held by the portfolio. 5. Less than $500,000. 6. Period from 12-30-13 (commencement of operations) to 8-31-14. 7. Not annualized. 8. Annualized.

The accompanying notes are an integral part of the financial statements.	149

John Hancock Funds II
Financial highlights

Per share operating performance for a share outstanding throughout each period										Ratios and supplemental data
		Income (loss) from investment operations			Less distributions					Ratios to average net assets
Period ended	Net asset value, beginning of period ($)	Net investment income (loss) ($)[1]	Net real- ized and unrealized gain (loss) on invest- ments ($)	Total from investment operations ($)	From net investment income ($)	From net realized gain ($)	Total distribu- tions ($)	Net asset value, end of period ($)	Total return (%)[2]	Expenses before reductions (%)	Expenses including reductions (%)	Net investment income (loss) (%)	Net assets, end of period (in millions)	Portfolio turnover (%)
Multi-Index Lifestyle Growth Portfolio
Class R6
08-31-2018	12.02	0.17[3]	1.00	1.17	(0.22)	(0.41)	(0.63)	12.56	9.85	0.30[4]	0.30[4]	1.44[3]	5	16
08-31-2017	10.97	0.22[3]	1.15	1.37	(0.20)	(0.12)	(0.32)	12.02	12.82	0.31[4]	0.31[4]	1.90[3]	1	15
08-31-2016	10.25	0.22[3]	0.69	0.91	(0.16)	(0.03)	(0.19)	10.97	8.95	0.32[4]	0.32[4]	2.01[3]	1	11
08-31-2015	10.71	0.09[3]	(0.41)	(0.32)	(0.13)	(0.01)	(0.14)	10.25	(3.04)	0.44[4]	0.32[4]	0.84[3]	1	11
08-31-2014[5]	10.00	0.03[3]	0.68	0.71	—	—	—	10.71	7.10 [6]	6.32[4,7]	0.44[4,7]	0.43[3,7]	—[8]	21
Class 1
08-31-2018	12.01	0.22[3]	0.93	1.15	(0.21)	(0.41)	(0.62)	12.54	9.75	0.34[4]	0.34[4]	1.83[3]	756	16
08-31-2017	10.96	0.19[3]	1.18	1.37	(0.20)	(0.12)	(0.32)	12.01	12.78	0.34[4]	0.34[4]	1.67[3]	611	15
08-31-2016	10.24	0.16[3]	0.75	0.91	(0.16)	(0.03)	(0.19)	10.96	8.92	0.36[4]	0.35[4]	1.71[3]	277	11
08-31-2015	10.71	0.13[3]	(0.45)	(0.32)	(0.14)	(0.01)	(0.15)	10.24	(3.05)	0.46[4]	0.35[4]	1.19[3]	116	11
08-31-2014[5]	10.00	0.02[3]	0.69	0.71	—	—	—	10.71	7.10 [6]	5.22[4,7]	0.39[4,7]	0.29[3,7]	10	21

1. Based on average daily shares outstanding. 2. Total returns would have been lower had certain expenses not been reduced during the applicable periods. 3. Net investment income is affected by the timing and frequency of the declaration of dividends by the underlying funds in which the portfolio invests. 4. Ratios do not include expenses indirectly incurred from underlying funds and can vary based on the mix of underlying funds held by the portfolio. 5. Period from 12-30-13 (commencement of operations) to 8-31-14. 6. Not annualized. 7. Annualized. 8. Less than $500,000.

Multi-Index Lifestyle Moderate Portfolio
Class R6
08-31-2018	11.08	0.26[3]	0.21	0.47	(0.24)	(0.16)	(0.40)	11.15	4.37	0.45[4]	0.44[4]	2.37[3]	1	20
08-31-2017	10.67	0.25[3]	0.45	0.70	(0.23)	(0.06)	(0.29)	11.08	6.75	0.47[4]	0.44[4]	2.30[3]	1	24
08-31-2016	10.12	0.26[3]	0.55	0.81	(0.24)	(0.02)	(0.26)	10.67	8.17	0.51[4]	0.44[4]	2.53[3]	1	15
08-31-2015	10.55	0.22[3]	(0.45)	(0.23)	(0.19)	(0.01)	(0.20)	10.12	(2.25)	0.88[4]	0.45[4]	2.14[3]	1	16
08-31-2014[5]	10.00	0.11[3]	0.49	0.60	(0.05)	—	(0.05)	10.55	5.97 [6]	16.64[4,7]	0.57[4,7]	1.54[3,7]	—[8]	6
Class 1
08-31-2018	11.07	0.25[3]	0.22	0.47	(0.24)	(0.16)	(0.40)	11.14	4.34	0.49[4]	0.48[4]	2.28[3]	239	20
08-31-2017	10.67	0.23[3]	0.46	0.69	(0.23)	(0.06)	(0.29)	11.07	6.61	0.50[4]	0.47[4]	2.10[3]	198	24
08-31-2016	10.12	0.22[3]	0.59	0.81	(0.24)	(0.02)	(0.26)	10.67	8.13	0.55[4]	0.47[4]	2.37[3]	88	15
08-31-2015	10.54	0.21[3]	(0.43)	(0.22)	(0.19)	(0.01)	(0.20)	10.12	(2.15)	0.81[4]	0.47[4]	1.99[3]	43	16
08-31-2014[5]	10.00	0.09[3]	0.50	0.59	(0.05)	—	(0.05)	10.54	5.90[6]	15.54[4,7]	0.52[4,7]	1.32[3,7]	2	6

1. Based on average daily shares outstanding. 2. Total returns would have been lower had certain expenses not been reduced during the applicable periods. 3. Net investment income is affected by the timing and frequency of the declaration of dividends by the underlying funds in which the portfolio invests. 4. Ratios do not include expenses indirectly incurred from underlying funds and can vary based on the mix of underlying funds held by the portfolio. 5. Period from 12-30-13 (commencement of operations) to 8-31-14. 6. Not annualized. 7. Annualized. 8. Less than $500,000.

Real Estate Securities Fund
Class 1
08-31-2018	13.12	0.26	0.49	0.75	(0.17)	(0.73)	(0.90)	12.97	6.20	0.81	0.80	2.11	421	158
08-31-2017	14.95	0.28	(0.52)	(0.24)	(0.50)	(1.09)	(1.59)	13.12	(0.86)	0.79	0.79	2.09	502	159
08-31-2016	13.39	0.45[3]	2.79	3.24	(0.27)	(1.41)	(1.68)	14.95	25.93	0.79	0.78	3.20[3]	665	141
08-31-2015	14.68	0.23	(0.15)	0.08	(0.25)	(1.12)	(1.37)	13.39	(0.30)	0.79	0.78	1.57	521	169
08-31-2014	13.41	0.26	2.64	2.90	(0.31)	(1.32)	(1.63)	14.68	24.28	0.79	0.78	1.89	567	108

1. Based on average daily shares outstanding. 2. Total returns would have been lower had certain expenses not been reduced during the applicable periods. 3. Net investment income (loss) per share and ratio of net investment income (loss) to average net assets reflect a special dividend received by the fund, which amounted to $0.12 and 0.88%, respectively.

Science & Technology Fund
Class NAV
08-31-2018	13.85	(0.03)	2.33	2.30	—	(10.16)	(10.16)	5.99	30.59	1.10	1.05	(0.47)	252	108
08-31-2017	11.75	(0.02)	3.17	3.15	(0.02)	(1.03)	(1.05)	13.85	29.39	1.07	1.03	(0.13)	355	93
08-31-2016	12.56	0.02	2.03	2.05	—	(2.86)	(2.86)	11.75	18.08	1.07	1.02	0.18	766	98
08-31-2015	14.54	(0.04)	0.06	0.02	—	(2.00)	(2.00)	12.56	(0.23)	1.05	1.01	(0.29)	829	113
08-31-2014	11.23	(0.02)	3.59	3.57	(0.01)	(0.25)	(0.26)	14.54	32.14	1.05	1.01	(0.17)	1,026	97
1. Based on average daily shares outstanding. 2. Total returns would have been lower had certain expenses not been reduced during the applicable periods.
The accompanying notes are an integral part of the financial statements.	150

John Hancock Funds II
Financial highlights

Per share operating performance for a share outstanding throughout each period										Ratios and supplemental data
		Income (loss) from investment operations			Less distributions					Ratios to average net assets
Period ended	Net asset value, beginning of period ($)	Net investment income (loss) ($)[1]	Net real- ized and unrealized gain (loss) on invest- ments ($)	Total from investment operations ($)	From net investment income ($)	From net realized gain ($)	Total distribu- tions ($)	Net asset value, end of period ($)	Total return (%)[2]	Expenses before reductions (%)	Expenses including reductions (%)	Net investment income (loss) (%)	Net assets, end of period (in millions)	Portfolio turnover (%)
Small Cap Stock Fund
Class NAV
08-31-2018	9.39	(0.06)	3.05	2.99	—	(0.26)	(0.26)	12.12	32.38	1.07	1.06	(0.61)	250	92
08-31-2017	7.92	(0.04)	1.51	1.47	—	—	—	9.39	18.56	1.11	1.10	(0.43)	238	101
08-31-2016	9.91	(0.04)	(0.69)	(0.73)	—	(1.26)	(1.26)	7.92	(7.44)	1.11	1.11	(0.48)	203	100
08-31-2015	11.06	(0.06)	0.22	0.16	—	(1.31)	(1.31)	9.91	1.14	1.10	1.09	(0.56)	213	93
08-31-2014	10.22	(0.09)	2.03	1.94	—	(1.10)	(1.10)	11.06	19.49	1.11	1.10	(0.83)	240	100
1. Based on average daily shares outstanding. 2. Total returns would have been lower had certain expenses not been reduced during the applicable periods.
Small Company Value Fund
Class 1
08-31-2018	29.04	0.09	5.65	5.74	(0.09)	(3.38)	(3.47)	31.31	20.90	1.15	1.09	0.29	80	31
08-31-2017	28.49	0.13	4.01	4.14	(0.23)	(3.36)	(3.59)	29.04	14.65	1.15	1.09	0.44	81	22
08-31-2016	32.83	0.23	3.68	3.91	(0.30)	(7.95)	(8.25)	28.49	15.69	1.14	1.08	0.82	84	29
08-31-2015	37.30	0.30	(1.53)	(1.23)	(0.23)	(3.01)	(3.24)	32.83	(3.69)	1.13	1.07	0.87	85	31
08-31-2014	32.79	0.15	4.60	4.75	(0.05)	(0.19)	(0.24)	37.30	14.48	1.12	1.06	0.42	110	20
Class NAV
08-31-2018	29.01	0.10	5.64	5.74	(0.10)	(3.38)	(3.48)	31.27	20.94	1.10	1.04	0.34	216	31
08-31-2017	28.46	0.14	4.01	4.15	(0.24)	(3.36)	(3.60)	29.01	14.72	1.10	1.04	0.49	171	22
08-31-2016	32.82	0.24	3.67	3.91	(0.32)	(7.95)	(8.27)	28.46	15.70	1.09	1.03	0.87	186	29
08-31-2015	37.28	0.32	(1.52)	(1.20)	(0.25)	(3.01)	(3.26)	32.82	(3.61)	1.08	1.02	0.93	198	31
08-31-2014	32.77	0.17	4.60	4.77	(0.07)	(0.19)	(0.26)	37.28	14.54	1.07	1.01	0.47	281	20
1. Based on average daily shares outstanding. 2. Total returns would have been lower had certain expenses not been reduced during the applicable periods.
Strategic Equity Allocation Fund
Class NAV
08-31-2018	13.99	0.22	1.42	1.64	(0.26)	(1.91)	(2.17)	13.46	12.48	0.66	0.54	1.64	7,690	115
08-31-2017	13.14	0.24	1.85	2.09	(0.24)	(1.00)	(1.24)	13.99	17.12	0.66	0.53	1.78	7,636	67
08-31-2016	12.88	0.23	0.79	1.02	(0.21)	(0.55)	(0.76)	13.14	8.25	0.67	0.53	1.83	7,139	47
08-31-2015	13.96	0.23	(0.72)	(0.49)	(0.24)	(0.35)	(0.59)	12.88	(3.71)	0.66	0.53	1.67	6,118	32
08-31-2014	11.82	0.23	2.31	2.54	(0.20)	(0.20)	(0.40)	13.96	21.80	0.66	0.52	1.79	5,942	19
1. Based on average daily shares outstanding. 2. Total returns would have been lower had certain expenses not been reduced during the applicable periods.
U.S. Strategic Equity Allocation Fund
Class NAV
08-31-2018	11.57	0.15	2.14	2.29	(0.17)	(0.56)	(0.73)	13.13	20.43	0.66	0.53	1.26	1,714	128
08-31-2017[3]	10.00	0.15	1.46	1.61	(0.04)	—	(0.04)	11.57	16.08 [4]	0.66[5]	0.53[5]	1.45 [5]	1,955	119
1. Based on average daily shares outstanding. 2. Total returns would have been lower had certain expenses not been reduced during the applicable periods. 3. Period from 9-26-16 (commencement of operations) to 8-31-17. 4. Not annualized. 5. Annualized.

The accompanying notes are an integral part of the financial statements.	151

John Hancock Funds II

Notes to financial statements

1.  ORGANIZATION  John Hancock Funds II (the Trust) is an open-end management investment company organized as a Massachusetts business trust and registered under the Investment Company Act of 1940, as amended (the 1940 Act). It is a series company with multiple investment series (the funds), twenty of which are presented in this report.

Multi-Index Lifestyle Aggressive Portfolio, Multi-Index Lifestyle Balanced Portfolio, Multi-Index Lifestyle Conservative Portfolio, Multi-Index Lifestyle Growth Portfolio and Multi-Index Lifestyle Moderate Portfolio (collectively, the Multi-Index Lifestyle Portfolios) operate as “funds-of-funds” investing in shares of mutual funds (underlying funds). The accounting policies of the John Hancock underlying funds in which the funds invest are outlined in the underlying funds’ shareholder reports, which include the underlying funds’ financial statements, available without charge by calling 800-344-1029 or visiting jhinvestments.com, on the Securities and Exchange Commission (SEC) website at sec.gov or at the SEC’s public reference room in Washington, D.C.

The funds may offer multiple classes of shares. The shares currently offered are detailed in the Statements of assets and liabilities. Class R6 shares are only available to certain retirement plans, institutions and other investors. Class 1 shares are offered only to certain affiliates of Manulife Financial Corporation (MFC). Class NAV shares are offered to John Hancock affiliated funds of funds, retirement plans for employees of John Hancock and/or MFC, and certain 529 plans. Shareholders of each class have exclusive voting rights to matters that affect that class. The distribution and service fees, if any, and transfer agent fees for each class may differ.

Effective February 12, 2018, Small Cap Growth Fund changed its name to Small Cap Stock Fund.

2.  SIGNIFICANT ACCOUNTING POLICIES The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (US GAAP), which require management to make certain estimates and assumptions as of the date of the financial statements. Actual results could differ from those estimates and those differences could be significant. The funds qualify as investment companies under Topic 946 of Accounting Standards Codification of US GAAP.

Events or transactions occurring after the end of the fiscal period through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the funds:

Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 p.m., Eastern Time (ET). In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the net asset value (NAV) may be determined as of the regularly scheduled close of the NYSE pursuant to the fund’s Valuation Policies and Procedures.

In order to value the securities, the funds use the following valuation techniques: Equity securities, including exchange-traded funds, held by the funds are typically valued at the last sale price or official closing price on the exchange or principal market where the security trades. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Except for investments in exchange-traded funds, investments by the funds in open-end mutual funds, including John Hancock Collateral Trust (JHCT), are valued at their respective NAVs each business day. Debt obligations are valued based on the evaluated prices provided by an independent pricing vendor or from broker-dealers. Independent pricing vendors utilize matrix pricing which takes into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data, as well as broker supplied prices. Options listed on an exchange are valued at the mean of the most recent bid and ask prices from the exchange where the option trades. Futures contracts are typically valued at settlement prices, which are the official closing prices published by the exchange on which they trade. Foreign index futures that trade in the electronic trading market subsequent to the close of regular trading may be valued at the last traded price in the electronic trading market as of 4:00 p.m. ET, or may be fair valued based on fair value adjustment factors provided by an independent pricing vendor in order to adjust for events that may occur between the close of foreign exchanges or markets and the close of the NYSE. Foreign securities and currencies, including forward foreign currency contracts, are valued in U.S. dollars based on foreign currency exchange rates supplied by an independent pricing vendor.

In certain instances, the Pricing Committee may determine to value equity securities using prices obtained from another exchange or market if trading on the exchange or market on which prices are typically obtained did not open for trading as scheduled, or if trading closed earlier than scheduled, and trading occurred as normal on another exchange or market.

Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the fund’s Pricing Committee following procedures established by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed. Trading in foreign securities may be completed before the scheduled daily close of trading on the NYSE. Significant events at the issuer or market level may affect the values of securities between the time when the valuation of the securities is generally determined and the close of the NYSE. If a significant event occurs, these securities may be fair valued, as determined in good faith by the fund’s Pricing Committee, following procedures established by the Board of Trustees. The funds use fair value adjustment factors provided by an independent pricing vendor to value certain foreign securities in order to adjust for events that may occur between the close of foreign exchanges or markets and the close of the NYSE.

The funds use a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the fund’s own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.

As of August 31, 2018, all investments of Multi-Index Lifestyle Aggressive Portfolio, Multi-Index Lifestyle Balanced Portfolio, Multi-Index Lifestyle Conservative Portfolio, Multi-Index Lifestyle Growth Portfolio, Multi-Index Lifestyle Moderate Portfolio, Real Estate Securities Fund and Small Company Value Fund are categorized as Level 1 under the hierarchy described above.

152

SIGNIFICANT ACCOUNTING POLICIES, CONTINUED

The following is a summary of the values by input classification of the remaining funds’ investments as of August 31, 2018, by major security category or type:

	Total Value at 8-31-18	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Capital Appreciation Fund
Investments in securities:
Assets
Common stocks
Consumer discretionary	$382,815,945	$356,963,522	$25,852,423	—
Consumer staples	73,944,280	73,944,280	—	—
Energy	18,715,763	18,715,763	—	—
Financials	74,392,311	74,392,311	—	—
Health care	198,743,204	198,743,204	—	—
Industrials	97,928,734	91,173,226	6,755,508	—
Information technology	937,380,736	888,131,280	49,249,456	—
Materials	17,331,722	17,331,722	—	—
Real estate	7,301,683	7,301,683	—	—
Securities lending collateral	30,741,917	30,741,917	—	—
Short-term investments	8,562,485	8,562,485	—	—
Total investments in securities	$1,847,858,780	$1,766,001,393	$81,857,387	—

Capital Appreciation Value Fund
Investments in securities:
Assets
Common stocks
Consumer discretionary	$154,477,488	$154,477,488	—	—
Consumer staples	18,461,357	18,461,357	—	—
Energy	23,682,588	19,811,698	$3,870,890	—
Financials	142,365,811	142,365,811	—	—
Health care	251,977,437	251,977,437	—	—
Industrials	95,134,203	95,134,203	—	—
Information technology	346,567,244	345,936,260	630,984	—
Materials	4,688,374	4,688,374	—	—
Real estate	28,719,170	28,719,170	—	—
Utilities	124,328,426	124,328,426	—	—
Preferred securities	66,250,611	66,250,611	—	—
U.S. Government and Agency obligations	74,332,766	—	74,332,766	—
Corporate bonds	311,461,866	—	311,461,866	—
Term loans	42,824,725	—	42,824,725	—
Securities lending collateral	31,368,255	31,368,255	—	—
Short-term investments	122,388,914	122,388,914	—	—
Total investments in securities	$1,839,029,235	$1,405,908,004	$433,121,231	—
Derivatives:
Liabilities
Written options	($15,990,341)	($574,760)	($15,415,581)	—

Health Sciences Fund
Investments in securities:
Assets
Common stocks
Consumer discretionary	$277,106	—	—	$277,106
Financials	152,760	$152,760	—	—
Health care	307,375,991	299,425,651	$7,360,913	589,427
Preferred securities
Consumer discretionary	618,768	—	—	618,768
Health care	1,205,688	693,567	512,121	—
Information technology	310,404	—	—	310,404
Convertible bonds	494,977	—	494,977	—
Rights	14,040	14,040	—	—
Short-term investments	1,000	1,000	—	—
Total investments in securities	$310,450,734	$300,287,018	$8,368,011	$1,795,705

153

SIGNIFICANT ACCOUNTING POLICIES, CONTINUED

	Total Value at 8-31-18	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
International Growth Stock Fund
Investments in securities:
Assets
Common stocks
Australia	$28,962,583	—	$28,962,583	—
Brazil	28,501,580	$28,501,580	—	—
Canada	73,800,322	73,800,322	—	—
China	38,030,294	13,567,932	24,462,362	—
Denmark	11,087,215	—	11,087,215	—
France	60,722,660	—	60,722,660	—
Germany	74,417,983	—	74,417,983	—
Hong Kong	23,334,261	—	23,334,261	—
Italy	19,797,004	—	19,797,004	—
Japan	53,830,066	—	53,830,066	—
Mexico	19,098,050	19,098,050	—	—
Netherlands	34,597,904	—	34,597,904	—
Singapore	15,308,262	—	15,308,262	—
South Korea	26,196,453	—	26,196,453	—
Spain	11,421,127	—	11,421,127	—
Sweden	22,644,683	—	22,644,683	—
Switzerland	52,567,429	—	52,567,429	—
Taiwan	18,240,411	—	18,240,411	—
Thailand	6,015,247	—	6,015,247	—
Turkey	3,791,826	—	3,791,826	—
United Kingdom	81,524,433	—	81,524,433	—
United States	28,759,161	28,759,161	—	—
Short-term investments	30,858,331	30,858,331	—	—
Total investments in securities	$763,507,285	$194,585,376	$568,921,909	—

International Small Cap Fund
Investments in securities:
Assets
Common stocks
Belgium	$15,891,412	—	$15,891,412	—
Brazil	12,200,573	$12,200,573	—	—
Canada	49,289,710	49,289,710	—	—
China	32,001,732	6,264,486	25,737,246	—
Denmark	7,035,660	—	7,035,660	—
Finland	23,711,600	—	23,711,600	—
Germany	25,599,770	—	25,599,770	—
Hong Kong	22,861,465	—	22,861,465	—
India	7,395,655	—	7,395,655	—
Italy	26,370,205	—	26,370,205	—
Japan	114,502,926	—	114,502,926	—
Luxembourg	15,078,410	—	15,078,410	—
Netherlands	23,483,139	—	23,483,139	—
Norway	2,626,021	—	2,626,021	—
Philippines	2,993,585	—	2,993,585	—
Poland	4,620,693	—	4,620,693	—
Singapore	784,234	—	—	$784,234
South Korea	14,916,081	—	14,916,081	—
Spain	7,429,332	—	7,429,332	—
Sweden	25,100,242	—	25,100,242	—
Switzerland	21,623,390	9,829,494	11,793,896	—
Taiwan	29,418,918	—	29,418,918	—
Thailand	253,939	—	253,939	—
United Kingdom	37,333,125	—	37,333,125	—
Preferred securities	2,292,497	2,292,497	—	—
Exchange-traded funds	10,017,981	10,017,981	—	—
Securities lending collateral	21,121,812	21,121,812	—	—
Short-term investments	27,300,000	—	27,300,000	—
Total investments in securities	$583,254,107	$111,016,553	$471,453,320	$784,234

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	Total Value at 8-31-18	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
International Strategic Equity Allocation Fund
Investments in securities:
Assets
Common stocks
Australia	$97,093,256	—	$97,093,256	—
Austria	2,974,111	—	2,974,111	—
Belgium	13,314,591	—	13,314,591	—
Brazil	17,755,285	$17,755,285	—	—
Canada	132,645,960	132,645,960	—	—
Chile	4,693,956	—	4,693,956	—
China	109,111,422	31,686,458	77,424,964	—
Colombia	1,512,576	1,512,576	—	—
Czech Republic	583,727	—	583,727	—
Denmark	28,507,001	—	28,507,001	—
Finland	13,267,993	—	13,267,993	—
France	158,227,061	—	158,227,061	—
Germany	85,013,356	—	85,013,356	—
Hong Kong	59,847,020	$508,644	59,338,376	—
Hungary	1,482,996	—	1,482,996	—
Indonesia	7,650,999	—	7,650,999	—
Ireland	13,538,878	679,459	12,859,419	—
Isle of Man	688,604	—	688,604	—
Israel	2,602,126	843,267	1,758,859	—
Italy	12,004,196	—	12,004,196	—
Japan	353,235,509	—	353,235,509	—
Jersey, Channel Islands	532,398	—	532,398	—
Luxembourg	4,389,891	—	4,389,891	—
Macau	1,554,566	—	1,554,566	—
Malaysia	4,204,607	—	4,204,607	—
Mexico	16,946,037	16,726,684	219,353	—
Netherlands	49,352,697	1,965,254	47,387,443	—
New Zealand	1,998,383	—	1,998,383	—
Norway	11,773,509	—	11,773,509	—
Peru	1,238,981	1,238,981	—	—
Philippines	7,362,453	—	7,362,453	—
Poland	4,567,957	—	4,567,957	—
Portugal	1,964,192	—	1,964,192	—
Romania	90,091	—	90,091	—
Singapore	6,376,930	—	6,376,930	—
South Africa	8,195,153	—	8,195,153	—
South Korea	23,681,668	—	23,681,668	—
Spain	38,366,499	—	38,366,499	—
Sweden	34,543,094	—	34,543,094	—
Switzerland	102,513,301	—	102,513,301	—
Taiwan	64,142,623	—	64,142,623	—
Thailand	7,185,759	—	7,185,759	—
Turkey	645,753	—	645,753	—
United Arab Emirates	468,686	—	468,686	—
United Kingdom	185,085,022	298,480	184,786,542	—
United States	1,782,691	696,592	1,086,099	—
Preferred securities
Brazil	9,432,928	9,432,928	—	—
Chile	553,266	—	553,266	—
Colombia	730,617	730,617	—	—
Germany	5,263,109	—	5,263,109	—
South Korea	1,288,320	—	1,288,320	—
Exchange-traded funds	61,240,440	61,240,440	—	—
Rights	5,457	—	5,457	—
Warrants	169	—	169	—
Securities lending collateral	55,142,991	55,142,991	—	—
Short-term investments	40,000,000	—	40,000,000	—
Total investments in securities	$1,868,370,861	$333,104,616	$1,535,266,245	—
Derivatives:
Assets
Futures	$699,330	$699,330	—	—
Liabilities
Futures	(1,615,573)	(1,615,573)	—	—

155

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	Total Value at 8-31-18	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
International Value Fund
Investments in securities:
Assets
Common stocks
Canada	$56,626,168	$56,626,168	—	—
China	95,088,152	29,191,157	$65,896,995	—
Denmark	14,966,550	—	14,966,550	—
France	85,357,903	—	85,357,903	—
Germany	83,652,978	—	83,652,978	—
Hong Kong	40,642,963	—	40,642,963	—
India	9,468,078	—	9,468,078	—
Ireland	35,008,259	—	35,008,259	—
Israel	31,415,338	31,415,338	—	—
Italy	22,229,297	—	22,229,297	—
Japan	112,677,881	—	112,677,881	—
Luxembourg	14,728,414	—	14,728,414	—
Netherlands	95,462,264	11,204,742	84,257,522	—
Singapore	15,440,929	159,256	15,281,673	—
South Korea	79,471,486	15,290,599	64,180,887	—
Sweden	6,783,030	—	6,783,030	—
Switzerland	48,973,141	—	48,973,141	—
Taiwan	23,150,852	—	23,150,852	—
Thailand	22,363,832	—	22,363,832	—
United Kingdom	164,356,475	—	164,356,475	—
Securities lending collateral	13,568,299	13,568,299	—	—
Short-term investments	33,400,000	—	33,400,000	—
Total investments in securities	$1,104,832,289	$157,455,559	$947,376,730	—

Mid Cap Stock Fund
Investments in securities:
Assets
Common stocks
Consumer discretionary	$317,576,065	$316,634,989	—	$941,076
Consumer staples	37,931,972	37,931,972	—	—
Energy	18,598,551	18,598,551	—	—
Financials	43,184,364	43,184,364	—	—
Health care	348,871,611	341,987,115	$6,884,496	—
Industrials	195,695,271	195,695,271	—	—
Information technology	499,135,216	460,519,153	33,009,645	5,606,418
Materials	37,864,702	37,864,702	—	—
Real estate	939,920	—	—	939,920
Preferred securities	98,980,340	—	—	98,980,340
Warrants	2,396,979	2,396,979	—	—
Securities lending collateral	80,812,816	80,812,816	—	—
Short-term investments	91,800,000	—	91,800,000	—
Total investments in securities	$1,773,787,807	$1,535,625,912	$131,694,141	$106,467,754

Mid Value Fund
Investments in securities:
Assets
Common stocks
Consumer discretionary	$79,400,864	$79,400,864	—	—
Consumer staples	166,784,557	146,042,320	$20,742,237	—
Energy	153,875,009	153,875,009	—	—
Financials	245,180,910	234,788,802	10,392,108	—
Health care	219,732,775	219,732,775	—	—
Industrials	132,236,839	127,288,736	4,948,103	—
Information technology	18,721,482	18,721,482	—	—
Materials	97,599,241	97,599,241	—	—
Real estate	103,954,003	103,954,003	—	—
Telecommunication services	2,825,622	2,825,622	—	—
Utilities	89,931,812	89,931,812	—	—
Preferred securities	3,333,594	3,333,594	—	—
Securities lending collateral	94,919,276	94,919,276	—	—
Short-term investments	125,324,632	125,324,632	—	—
Total investments in securities	$1,533,820,616	$1,497,738,168	$36,082,448	—

156

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	Total Value at 8-31-18	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Science & Technology Fund
Investments in securities:
Assets
Common stocks
Consumer discretionary	$40,599,217	$38,490,630	$2,108,587	—
Health care	1,942,281	1,942,281	—	—
Industrials	1,135,516	1,135,516	—	—
Information technology	189,293,305	168,840,017	20,453,288	—
Materials	1,526,940	1,526,940	—	—
Preferred securities	2,499,129	—	—	$2,499,129
Exchange-traded funds	5,956,610	5,956,610	—	—
Securities lending collateral	8,353,956	8,353,956	—	—
Short-term investments	15,419,888	10,898,888	4,521,000	—
Total investments in securities	$266,726,842	$237,144,838	$27,082,875	$2,499,129

Small Cap Stock Fund
Investments in securities:
Assets
Common stocks
Consumer discretionary	$32,289,520	$32,289,520	—	—
Consumer staples	3,211,322	3,211,322	—	—
Energy	5,729,487	5,729,487	—	—
Financials	19,445,009	19,445,009	—	—
Health care	66,752,058	66,752,058	—	—
Industrials	32,781,626	32,781,626	—	—
Information technology	53,684,286	51,334,456	$1,963,605	$386,225
Materials	12,756,583	12,756,583	—	—
Real estate	7,070,920	7,070,920	—	—
Telecommunication services	4,102,035	4,102,035	—	—
Preferred securities	1,233,870	—	—	1,233,870
Securities lending collateral	10,607,149	10,607,149	—	—
Short-term investments	10,400,000	—	10,400,000	—
Total investments in securities	$260,063,865	$246,080,165	$12,363,605	$1,620,095

Strategic Equity Allocation Fund
Investments in securities:
Assets
Common stocks
Consumer discretionary	$823,695,947	$541,329,262	$282,364,923	$1,762
Consumer staples	428,554,527	181,023,193	247,531,334	—
Energy	446,984,796	301,926,068	145,058,728	—
Financials	1,231,494,298	738,047,066	493,444,471	2,761
Health care	891,151,617	648,675,193	242,375,414	101,010
Industrials	913,300,199	580,740,945	332,559,254	—
Information technology	1,495,195,405	1,234,692,184	260,472,103	31,118
Materials	360,598,248	172,677,126	187,914,983	6,139
Real estate	267,048,252	177,100,908	89,947,344	—
Telecommunication services	181,893,724	86,491,368	95,402,356	—
Utilities	219,659,387	143,550,928	76,108,459	—
Preferred securities
Consumer discretionary	5,770,061	438,249	5,331,812	—
Consumer staples	3,225,051	467,190	2,757,861	—
Energy	2,734,224	2,734,224	—	—
Financials	11,175,355	11,175,355	—	—
Health care	697,785	—	697,785	—
Information technology	1,662,057	—	1,662,057	—
Materials	2,245,192	968,562	1,276,630	—
Telecommunication services	646,062	646,062	—	—
Utilities	380,919	380,919	—	—
Exchange-traded funds	101,112,545	101,112,545	—	—
Rights	9,524	1,748	7,776	—
Warrants	278	—	278	—
Securities lending collateral	83,350,402	83,350,402	—	—
Short-term investments	258,036,847	—	258,036,847	—
Total investments in securities	$7,730,622,702	$5,007,529,497	$2,722,950,415	$142,790

157

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	Total Value at 8-31-18	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Strategic Equity Allocation Fund (continued)
Derivatives:
Assets
Futures	$2,788,169	$2,788,169	—	—
Forward foreign currency contracts	1,180,872	—	$1,180,872	—
Liabilities
Futures	(3,568,641)	(3,568,641)	—	—

U.S. Strategic Equity Allocation Fund
Investments in securities:
Assets
Common stocks
Consumer discretionary	$193,960,117	$193,952,622	$6,806	$689
Consumer staples	59,748,934	59,748,934	—	—
Energy	94,315,094	94,315,094	—	—
Financials	240,448,039	240,446,898	—	1,141
Health care	243,116,124	243,116,124	—	—
Industrials	208,755,742	208,755,742	—	—
Information technology	443,999,117	443,999,117	—	—
Materials	51,972,118	51,969,849	—	2,269
Real estate	65,623,602	65,623,602	—	—
Telecommunication services	28,582,920	28,582,920	—	—
Utilities	51,426,277	51,426,277	—	—
Preferred securities	8,942	8,942	—	—
Securities lending collateral	15,869,347	15,869,347	—	—
Short-term investments	38,187,053	—	38,187,053	—
Total investments in securities	$1,736,013,426	$1,697,815,468	$38,193,859	$4,099
Derivatives:
Assets
Futures	$591,548	$591,548	—	—

For the International Growth Stock Fund, securities with a market value of approximately $31.4 million at the beginning of the year were transferred from Level 2 to 1 during the period since quoted prices in active markets for identical securities became available.

The following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value. Transfers into or out of Level 3 represent the beginning value of any security or instrument where a change in the level has occurred from the beginning to the end of the period.

Mid Cap Stock Fund
	Common Stocks	Preferred Securities	Totals
Balance as of 8-31-17	$7,712,625	$119,209,438	$126,922,063
Realized gain (loss)	(295,518)	(22,600)	(318,118)
Change in unrealized appreciation (depreciation)	2,113,143	(2,829,587)	(716,444)
Purchases	—	—	—
Sales	(2,042,836)	(17,376,911)	(19,419,747)
Transfers into Level 3	—	—	—
Transfers out of Level 3	—	—	—
Balance as of 8-31-18	$7,487,414	$98,980,340	$106,467,754
Change in unrealized at period end*	$2,048,133	$5,296,015	$7,344,148

Science & Technology Fund
	Common Stocks	Preferred Securities	Totals
Balance as of 8-31-17	$86,351	$3,555,106	$3,641,457
Realized gain (loss)	9,689	336,077	345,766
Change in unrealized appreciation (depreciation)	25,368	(47,384)	(22,016)
Purchases	—	—	—
Sales	(121,408)	(1,344,670)	(1,466,078)
Transfers into Level 3	—	—	—
Transfers out of Level 3	—	—	—
Balance as of 8-31-18	—	$2,499,129	$2,499,129
Change in unrealized at period end*	—	($99,700)	($99,700)

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Small Cap Stock Fund
	Common stocks	Preferred securities	Totals
Balance as of 8-31-17	$234,805	$1,981,963	$2,216,768
Realized gain (loss)	—	—	—
Change in unrealized appreciation (depreciation)	151,420	(748,093)	(596,673)
Purchases	—	—	—
Sales	—	—	—
Transfers into Level 3	—	—	—
Transfers out of Level 3	—	—	—
Balance as of 8-31-18	$386,225	$1,233,870	$1,620,095
Change in unrealized at period end*	$151,420	$176,348	$327,768

*	Change in unrealized appreciation (depreciation) attributable to Level 3 securities held at period end.

The valuation techniques and significant unobservable inputs used in the fair value measurement of the fund’s Level 3 securities are outlined in the table below.

Mid Cap Stock Fund	Fair Value at 8-31-18	Valuation Technique	Significant Unobservable Inputs	Input/Range
Common Stocks	$6,404,206	Market Approach	Prior / recent transactions	$2.55 – $62.42 (weighted average $11.34)

	$941,076	Market Approach	EV to revenue multiple Discount	5.41x 17.5%

	$142,132	Market Approach	Expected future value Discount	$0.24 20%
$7,487,414

Preferred Securities	$13,078,269	Market Approach	EV to revenue multiple Discount Allocated using OPM – Volatility	2.90x – 6.71x (weighted average 3.99x) 17.5% – 25% (weighted average 21.84%) 20% – 40% (weighted average 30.95%)

	$16,645,364	Market Approach	EV to revenue multiple Discount	1.26x – 6.77x (weighted average 3.81x) 17.5%

	$84,762	Market Approach	Expected future value Discount	$0.36 54.92%

	$11,066,223	Market Approach	EV to gross profit multiple Discount	9.6x 17.5%

	$58,105,722	Market Approach	Prior / recent transactions	$43.45 – $62.42 (weighted average $50.94)
$98,980,340

Total	$106,467,754

Science & Technology Fund	Fair Value at 8-31-18	Valuation Technique	Significant Unobservable Inputs	Input/Range
Preferred Securities	$1,643,572	Market Approach	EV to revenue multiple Discount	5.15x 17.5%

	$855,557	Market Approach	Prior / recent transactions	$50.93

Total	$2,499,129

Small Cap Stock Fund	Fair Value at 8-31-18	Valuation Technique	Significant Unobservable Inputs	Input/Range
Common Stocks	$386,225	Market Approach	Prior / recent transactions	$2.55

Preferred Securities	$1,233,870	Market Approach	EV to revenue multiple Discount Allocated using OPM – Volatility	2.90x – 3.22x (weighted average 3.10x) 17.5% – 25% (weighted average 20.22%) 20% – 40% (weighted average 32.74%)

Total	$1,620,095

A change to unobservable inputs of a fund’s Level 3 securities may result in changes to the fair value measurement, as follows:

Significant Unobservable Input	Impact to Valuation if input increases	Impact to Valuation if input decreases
Allocated using Options Pricing Method (OPM) – Volatility	Variable	Variable
Discount	Decrease	Increase
Enterprise value (“EV”) to gross profit multiple	Increase	Decrease
Enterprise value (EV) to revenue multiple	Increase	Decrease
Expected future value	Increase	Decrease
Prior/recent transactions	Increase	Decrease

159

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Repurchase agreements. The funds may enter into repurchase agreements. When a fund enters into a repurchase agreement, it receives collateral that is held in a segregated account by the fund’s custodian, or for tri-party repurchase agreements, collateral is held at a third-party custodian bank in a segregated account for the benefit of the funds. The collateral amount is marked-to-market and monitored on a daily basis to ensure that the collateral held is in an amount not less than the principal amount of the repurchase agreement plus any accrued interest. Collateral received by a fund for repurchase agreements is disclosed in the Portfolio of Investments as part of the caption related to the repurchase agreement.

Repurchase agreements are typically governed by the terms and conditions of the Master Repurchase Agreement and/or Global Master Repurchase Agreement (collectively, MRA). Upon an event of default, the non-defaulting party may close out all transactions traded under the MRA and net amounts owed. Absent an event of default, assets and liabilities resulting from repurchase agreements are not offset in the Statements of assets and liabilities. In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the collateral value may decline or the counterparty may have insufficient assets to pay back claims resulting from close-out of the transactions.

Security transactions and related investment income. Investment security transactions are accounted for on a trade date plus one basis for daily NAV calculations. However, for financial reporting purposes, investment transactions are reported on trade date. Interest income is accrued as earned. Interest income includes coupon interest and amortization/accretion of premiums/discounts on debt securities. Debt obligations may be placed in a non-accrual status and related interest income may be reduced by stopping current accruals and writing off interest receivable when the collection of all or a portion of interest has become doubtful. Dividend income is recorded on the ex-date, except for dividends of foreign securities where the dividend may not be known until after the ex-date. In those cases, dividend income, net of withholding taxes, is recorded when the fund becomes aware of the dividends. Non-cash dividends, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a tax return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain if amounts are estimable. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds from litigation. Income and capital gain distributions from underlying funds are recorded on ex-date.

Real estate investment trusts. The funds may invest in real estate investment trusts (REITs). Distributions from REITs may be recorded as income and subsequently characterized by the REIT at the end of the fiscal year as a reduction of cost of investments and/or as a realized gain. As a result, the fund will estimate the components of distributions from these securities. Such estimates are revised when the actual components of the distributions are known.

Securities lending. The funds may lend their securities to earn additional income. They receive cash collateral from the borrower in an amount not less than the market value of the loaned securities. The funds will invest its collateral in JHCT, an affiliate of the funds, which has a floating NAV and is registered with the SEC as an investment company. JHCT invests in short-term money market investments. The funds will receive the benefit of any gains and bear any losses generated by JHCT with respect to the cash collateral.

The funds have the right to recall loaned securities on demand. If a borrower fails to return loaned securities when due, then the lending agent is responsible and indemnifies the respective fund for the lent securities. The lending agent uses the collateral received from the borrower to purchase replacement securities of the same issue, type, class and series of the loaned securities. If the value of the collateral is less than the purchase cost of replacement securities, the lending agent is responsible for satisfying the shortfall but only to the extent that the shortfall is not due to any decrease in the value of JHCT.

Although the risk of the loss of the securities lent is mitigated by receiving collateral from the borrower and through lending agent indemnification, the funds could experience a delay in recovering securities or could experience a lower than expected return if the borrower fails to return the securities on a timely basis. The funds receive compensation for lending their securities by retaining a portion of the return on the investment of the collateral and compensation from fees earned from borrowers of the securities. Securities lending income received by the funds is net of fees retained by the securities lending agent. Net income received from JHCT is a component of securities lending income as recorded on the Statements of operations.

Obligations to repay collateral received by the funds are shown on the Statements of assets and liabilities as Payable upon return of securities loaned and are secured by the loaned securities.

As of August 31, 2018, the funds loaned securities as follows:

Fund	Market value of securities on loan	Cash collateral received
Capital Appreciation Fund	$30,133,110	$30,739,450
Capital Appreciation Value Fund	30,717,010	31,366,250
International Small Cap Fund	20,105,901	21,121,038
International Strategic Equity Allocation Fund	53,076,240	55,148,434
International Value Fund	13,184,129	13,556,892
Mid Cap Stock Fund	79,117,441	80,819,907
Mid Value Fund	92,987,638	94,933,352
Multi-Index Lifestyle Balanced Portfolio	24,704,293	25,220,192
Multi-Index Lifestyle Conservative Portfolio	5,053,785	5,156,350
Multi-Index Lifestyle Growth Portfolio	13,845,318	14,131,670
Multi-Index Lifestyle Moderate Portfolio	7,769,736	7,935,106
Science & Technology Fund	8,181,159	8,356,551
Small Cap Stock Fund	10,391,456	10,614,673
Small Company Value Fund	14,621,340	15,018,045
Strategic Equity Allocation Fund	80,940,107	83,360,298
U.S. Strategic Equity Allocation Fund	15,501,671	15,873,962

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Foreign investing. Assets, including investments and liabilities denominated in foreign currencies, are translated into U.S. dollar values each day at the prevailing exchange rate. Purchases and sales of securities, income and expenses are translated into U.S. dollars at the prevailing exchange rate on the date of the transaction. The effect of changes in foreign currency exchange rates on the value of securities is reflected as a component of the realized and unrealized gains (losses) on investments. Foreign investments are subject to a decline in the value of a foreign currency versus the U.S. dollar, which reduces the dollar value of securities denominated in that currency.

Funds that invest internationally generally carry more risk than funds that invest strictly in U.S. securities. These risks are heightened for investments in emerging markets. Risks can result from differences in economic and political conditions, regulations, market practices (including higher transaction costs), accounting standards and other factors.

Foreign taxes. The funds may be subject to withholding tax on income, capital gains or repatriation taxes imposed by certain countries, a portion of which may be recoverable. Foreign taxes are accrued based upon the fund’s understanding of the tax rules and rates that exist in the foreign markets in which it invests. Taxes are accrued based on gains realized by the fund as a result of certain foreign security sales. In certain circumstances, estimated taxes are accrued based on unrealized appreciation of such securities. Investment income is recorded net of foreign withholding taxes, less any amounts reclaimable.

Line of credit. The funds may have the ability to borrow from banks for temporary or emergency purposes, including meeting redemption requests that otherwise might require the untimely sale of securities. Pursuant to the funds’ custodian agreement, the custodian may loan money to the funds to make properly authorized payments. The funds are obligated to repay the custodian for any overdraft, including any related costs or expenses. The custodian may have a lien, security interest or security entitlement in any fund property that is not otherwise segregated or pledged, to the extent of any overdraft, and to the maximum extent permitted by law. Any overdrafts at period end are presented under the caption Due to custodian in the Statements of assets and liabilities.

The funds, excluding Real Estate Securities Fund, and other affiliated funds, have entered into a syndicated line of credit agreement with Citibank, N.A. as the administrative agent that enables them to participate in a $750 million unsecured committed line of credit. Excluding commitments designated for a certain fund and subject to the needs of all other affiliated funds, a fund can borrow up to an aggregate commitment amount of $500 million, subject to asset coverage and other limitations as specified in the agreement.

Real Estate Securities Fund and other affiliated funds have entered into a separate unsecured $50 million line of credit agreement with BNP Paribas.

A commitment fee payable at the end of each calendar quarter, based on the average daily unused portion of each line of credit, is charged to each participating fund based on a combination of fixed and asset based allocations and is reflected in Other expenses on the Statements of operations.

Commitment fees for the year ended August 31, 2018, were as follows:

Fund	Commitment Fee
Capital Appreciation Fund	$5,666
Capital Appreciation Value Fund	5,753
Health Sciences Fund	2,603
International Growth Stock Fund	3,640
International Small Cap Fund	3,218
International Strategic Equity Allocation Fund	6,061
International Value Fund	4,481
Mid Cap Stock Fund	4,226
Mid Value Fund	4,714
Multi-Index Lifestyle Aggressive Portfolio	2,554
Multi-Index Lifestyle Balanced Portfolio	$3,618
Multi-Index Lifestyle Conservative Portfolio	2,260
Multi-Index Lifestyle Growth Portfolio	3,392
Multi-Index Lifestyle Moderate Portfolio	2,417
Real Estate Securities Fund	9,330
Science & Technology Fund	2,539
Small Cap Stock Fund	2,432
Small Company Value Fund	2,523
Strategic Equity Allocation Fund	17,732
U.S. Strategic Equity Allocation Fund	5,820

Expenses. Within the John Hancock group of funds complex, expenses that are directly attributable to an individual fund are allocated to such fund. Expenses that are not readily attributable to a specific fund are allocated among all funds in an equitable manner, taking into consideration, among other things, the nature and type of expense and the fund’s relative net assets. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Class allocations. Income, common expenses and realized and unrealized gains (losses) are determined at the fund level and allocated daily to each class of shares based on the net assets of the class. Class-specific expenses, such as distribution and service fees, if any, and transfer agent fees, for all classes, are charged daily at the class level based on the net assets of each class and the specific expense rates applicable to each class.

Federal income taxes. Each fund intends to continue to qualify as a regulated investment company by complying with the applicable provisions of the Internal Revenue Code and will not be subject to federal income tax on taxable income that is distributed to shareholders. Therefore, no federal income tax provision is required.

For federal income tax purposes, as of August 31, 2018, certain funds have capital loss carryforwards available to offset future net realized capital gains. The following table details the capital loss carryforwards available as of August 31, 2018:

	No Expiration Date
Fund	Short Term	Long Term
International Value Fund	$4,981,599	$4,976,882

As of August 31, 2018, the funds had no uncertain tax positions that would require financial statement recognition, derecognition or disclosure. The funds’ federal tax returns are subject to examination by the Internal Revenue Service for a period of three years.

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For federal income tax purposes, the costs of investments owned on August 31, 2018, including short-term investments, were as follows:

Fund	Aggregate cost	Unrealized appreciation	Unrealized (depreciation)	Net unrealized appreciation/ (depreciation)
Capital Appreciation Fund	$810,425,790	$1,040,345,582	($2,912,592)	$1,037,432,990
Capital Appreciation Value Fund	1,540,008,965	309,791,037	(26,761,108)	283,029,929
Health Sciences Fund	246,771,085	70,410,911	(6,731,262)	63,679,649
International Growth Stock Fund	618,573,969	175,864,418	(30,931,102)	144,933,316
International Small Cap Fund	466,705,310	149,616,803	(33,068,006)	116,548,797
International Strategic Equity Allocation Fund	1,854,544,823	101,627,203	(88,717,408)	12,909,795
International Value Fund	997,866,510	161,332,072	(54,366,293)	106,965,779
Mid Cap Stock Fund	1,292,911,760	508,360,097	(27,484,050)	480,876,047
Mid Value Fund	1,293,047,083	277,979,699	(37,206,166)	240,773,533
Multi-Index Lifestyle Aggressive Portfolio	310,632,346	17,572,128	(106,196)	17,465,932
Multi-Index Lifestyle Balanced Portfolio	867,397,489	34,205,355	(7,012,784)	27,192,571
Multi-Index Lifestyle Conservative Portfolio	162,470,248	1,420,813	(2,404,277)	(983,464)
Multi-Index Lifestyle Growth Portfolio	742,645,798	35,960,354	(3,313,552)	32,646,802
Multi-Index Lifestyle Moderate Portfolio	245,943,729	5,414,826	(2,944,188)	2,470,638
Real Estate Securities Fund	360,548,588	61,433,007	(792,311)	60,640,696
Science & Technology Fund	218,367,151	53,257,036	(4,897,345)	48,359,691
Small Cap Stock Fund	193,891,031	68,301,421	(2,128,587)	66,172,834
Small Company Value Fund	194,853,682	118,895,685	(2,870,067)	116,025,618
Strategic Equity Allocation Fund	7,196,915,027	733,045,014	(198,936,939)	534,108,075
U.S. Strategic Equity Allocation Fund	1,560,506,660	195,312,323	(19,214,009)	176,098,314

Distribution of income and gains. Distributions to shareholders from net investment income and net realized gains, if any, are recorded on the ex-date. Multi-Index Lifestyle Balanced Portfolio, Multi-Index Lifestyle Conservative Portfolio and Multi-Index Lifestyle Moderate Portfolio generally declare and pay dividends from net investment income quarterly. All other funds generally declare and pay dividends from net investment income annually. All funds generally declare and pay capital gain distributions, if any, annually.

The tax character of distributions for the year ended August 31, 2018 was as follows:

	2018 Distributions
Fund	Ordinary Income	Long Term Capital Gains	Total
Capital Appreciation Fund	$24,123,692	$335,567,427	$359,691,119
Capital Appreciation Value Fund	43,930,389	149,469,734	193,400,123
Health Sciences Fund	2,963,673	50,066,924	53,030,597
International Growth Stock Fund	20,790,426	—	20,790,426
International Small Cap Fund	7,293,204	—	7,293,204
International Strategic Equity Allocation Fund	117,797,413	17,350,577	135,147,990
International Value Fund	28,069,320	—	28,069,320
Mid Cap Stock Fund	31,077,104	114,549,175	145,626,279
Mid Value Fund	28,122,812	48,414,967	76,537,779
Multi-Index Lifestyle Aggressive Portfolio	6,764,081	9,229,086	15,993,167
Multi-Index Lifestyle Balanced Portfolio	19,995,400	16,022,001	36,017,401
Multi-Index Lifestyle Conservative Portfolio	3,568,850	1,281,104	4,849,954
Multi-Index Lifestyle Growth Portfolio	16,055,676	18,870,105	34,925,781
Multi-Index Lifestyle Moderate Portfolio	5,427,524	2,765,046	8,192,570
Real Estate Securities Fund	5,992,330	25,590,309	31,582,639
Science & Technology Fund	55,154,140	134,936,178	190,090,318
Small Cap Stock Fund	216,223	5,712,098	5,928,321
Small Company Value Fund	1,983,072	29,569,001	31,552,073
Strategic Equity Allocation Fund	202,352,724	912,034,609	1,114,387,333
U.S. Strategic Equity Allocation Fund	83,729,869	29,341,500	113,071,369

The tax character of distributions for the year ended August 31, 2017 was as follows:

	2017 Distributions
Fund	Ordinary Income	Long Term Capital Gains	Total
Capital Appreciation Fund	$1,762,275	$204,216,134	$205,978,409
Capital Appreciation Value Fund	34,666,083	67,805,945	102,472,028
Health Sciences Fund	1,176,319	49,167,362	50,343,681
International Growth Stock Fund	12,870,075	—	12,870,075
International Small Cap Fund	9,643,069	—	9,643,069
International Strategic Equity Allocation Fund	5,966,577	743,630	6,710,207
International Value Fund	35,296,489	—	35,296,489
Mid Cap Stock Fund	2,906,443	4,316,368	7,222,811
Mid Value Fund	16,644,567	61,916,058	78,560,625
Multi-Index Lifestyle Aggressive Portfolio	2,229,222	1,959,115	4,188,337
Multi-Index Lifestyle Balanced Portfolio	9,325,324	3,685,263	13,010,587
Multi-Index Lifestyle Conservative Portfolio	2,076,446	402,041	2,478,487
Multi-Index Lifestyle Growth Portfolio	6,224,335	3,848,265	10,072,600
Multi-Index Lifestyle Moderate Portfolio	2,687,040	646,102	3,333,142
Real Estate Securities Fund	29,793,308	35,972,147	65,765,455
Science & Technology Fund	6,440,476	50,098,185	56,538,661
Small Company Value Fund	1,859,028	26,140,004	27,999,032

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	2017 Distributions
Fund	Ordinary Income	Long Term Capital Gains	Total
Strategic Equity Allocation Fund	$122,909,561	$510,291,738	$633,201,299
U.S. Strategic Equity Allocation Fund	5,811,152	—	5,811,152

Distributions paid by the fund with respect to each class of shares are calculated in the same manner, at the same time and in the same amount, except for the effect of class level expenses that may be applied differently to each class. Net capital losses that are a result of security transactions occurring after October 31, 2017, are treated as occurring on September 1, 2018, the first day of the funds’ next taxable year. Qualified late year ordinary losses are treated as occurring on September 1, 2018, the first day of the funds’ next taxable year. As of August 31, 2018, the components of distributable earnings on a tax basis were as follows:

Fund	Undistributed Ordinary Income	Undistributed Long Term Capital Gains	Capital Loss Carryforward	Post-October Deferral	Qualified Late Year Ordinary Losses
Capital Appreciation Fund	$11,659,867	$243,292,404	—	—	—
Capital Appreciation Value Fund	33,713,832	143,471,258	—	$16,967,253	—
Health Sciences Fund	—	14,346,268	—	1,942,783	$940,104
International Growth Stock Fund	6,214,519	8,674,629	—	—	—
International Small Cap Fund	7,177,068	43,213,587	—	—	—
International Strategic Equity Allocation Fund	31,372,646	219,377,906	—	10,774,675	—
International Value Fund	18,098,866	—	$9,958,481	—	—
Mid Cap Stock Fund	59,418,099	174,854,070	—	—	—
Mid Value Fund	24,557,631	53,490,599	—	—	—
Multi-Index Lifestyle Aggressive Portfolio	172,848	25,365,501	—	—	—
Multi-Index Lifestyle Balanced Portfolio	1,714,945	40,393,178	—	—	—
Multi-Index Lifestyle Conservative Portfolio	582,803	2,250,629	—	—	—
Multi-Index Lifestyle Growth Portfolio	2,779,094	47,372,811	—	—	—
Multi-Index Lifestyle Moderate Portfolio	762,929	7,090,086	—	—	—
Real Estate Securities Fund	3,417,381	6,859,267	—	—	—
Science & Technology Fund	15,355,065	60,237,873	—	—	—
Small Cap Stock Fund	10,355,421	28,565,012	—	—	—
Small Company Value Fund	928,721	21,221,822	—	—	—
Strategic Equity Allocation Fund	119,567,483	836,330,887	—	—	—
U.S. Strategic Equity Allocation Fund	38,648,353	278,340,087	—	—	—

Such distributions and distributable earnings, on a tax basis, are determined in conformity with income tax regulations, which may differ from US GAAP. Distributions in excess of tax basis earnings and profits, if any, are reported in the fund’s financial statements as a return of capital. Short-term gains from underlying funds are treated as ordinary income for tax purposes.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences, if any, will reverse in a subsequent period. Book-tax differences are primarily attributable to net operating losses, foreign currency transactions, investments in passive foreign investment companies, wash sale loss deferrals, derivative transactions, expiration of capital loss carryforwards and amortization and accretion on debt securities.

3.  DERIVATIVE INSTRUMENTS The funds may invest in derivatives in order to meet their investment objective. Derivatives include a variety of different instruments that may be traded in the over-the-counter (OTC) market, on a regulated exchange or through a clearing facility. The risks in using derivatives vary depending upon the structure of the instruments, including the use of leverage, optionality, the liquidity or lack of liquidity of the contract, the creditworthiness of the counterparty or clearing organization and the volatility of the position. Some derivatives involve risks that are potentially greater than the risks associated with investing directly in the referenced securities or other referenced underlying instrument. Specifically, the funds are exposed to the risk that the counterparty to an OTC derivatives contract will be unable or unwilling to make timely settlement payments or otherwise honor its obligations. OTC derivatives transactions typically can only be closed out with the other party to the transaction.

Forward foreign currency contracts and certain options are typically traded through the OTC market. Certain forwards and options are regulated by the Commodity Futures Trading Commission. Derivative counterparty risk is managed through an ongoing evaluation of the creditworthiness of all potential counterparties and, if applicable, designated clearing organizations. The funds attempt to reduce its exposure to counterparty risk for derivatives traded in the OTC market, whenever possible, by entering into an International Swaps and Derivatives Association (ISDA) Master Agreement with each of its OTC counterparties. The ISDA gives each party to the agreement the right to terminate all transactions traded under the agreement if there is certain deterioration in the credit quality or contractual default of the other party, as defined in the ISDA. Upon an event of default or a termination of the ISDA, the non-defaulting party has the right to close out all transactions and to net amounts owed.

As defined by the ISDA, the funds may have collateral agreements with certain counterparties to mitigate counterparty risk on OTC derivatives. Subject to established minimum levels, collateral for OTC transactions is generally determined based on the net aggregate unrealized gain or loss on contracts with a particular counterparty. Collateral pledged to the funds is held in a segregated account by a third-party agent or held by the custodian bank for the benefit of the funds and can be in the form of cash or debt securities issued by the U.S. government or related agencies; collateral posted by the funds for OTC transactions is held in a segregated account at the funds’ custodian and is noted in the accompanying Portfolio of Investments, or if cash is posted, on the Statements of assets and liabilities. The funds risk of loss due to counterparty risk is equal to the asset value of outstanding contracts offset by collateral received.

Futures and certain options are traded or cleared on an exchange or central clearinghouse. Exchange-traded transactions generally present less counterparty risk to a fund than OTC transactions. The exchange or clearinghouse stands between a fund and the broker to the contract and therefore, credit risk is generally limited to the failure of the exchange or clearinghouse and the clearing member.

Futures. A futures contract is a contractual agreement to buy or sell a particular currency or financial instrument at a pre-determined price in the future. Risks related to the use of futures contracts include possible illiquidity of the futures markets, contract prices that can be highly volatile and imperfectly correlated to movements in the underlying financial instrument and potential losses in excess of the amounts recognized on the Statements of assets and liabilities. Use of long futures contracts subjects the fund to the risk of loss up to the notional value of the futures contracts. Use of short futures contracts subjects the fund to unlimited risk of loss.

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Upon entering into a futures contract, the fund is required to deposit initial margin with the broker in the form of cash or securities. The amount of required margin is generally based on a percentage of the contract value; this amount is the initial margin for the trade. The margin deposit must then be maintained at the established level over the life of the contract. Futures margin receivable/payable is included on the Statements of assets and liabilities. Futures contracts are marked-to-market daily and an appropriate payable or receivable for the change in value (variation margin) and unrealized gain or loss is recorded by the fund. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

The following table details how the funds used futures contracts during the year ended August 31, 2018. In addition, the table summarizes the range of notional contract amounts held by the funds, as measured at each quarter end:

Fund	Reason	USD Notional range
International Strategic Equity Allocation Fund	To maintain diversity of the fund	$59.7 million to $127.3 million
Strategic Equity Allocation Fund	To gain exposure to foreign bond markets, gain exposure to treasuries markets, maintain diversity of the future fund, manage against anticipated interest rate changes, and manage duration of the fund	$178.9 million to $300.9 million
U.S. Strategic Equity Allocation Fund	To gain exposure to foreign bond markets, gain exposure to treasuries markets, maintain diversity of the future fund, manage against anticipated interest rate changes, and manage duration of the fund	$35.2 million to $72.3 million

Forward foreign currency contracts. A forward foreign currency contract is an agreement between two parties to buy and sell specific currencies at a price that is set on the date of the contract. The forward contract calls for delivery of the currencies on a future date that is specified in the contract. Risks related to the use of forwards include the possible failure of counterparties to meet the terms of the forward agreement, the failure of the counterparties to timely post collateral if applicable, the risk that currency movements will not favor the fund thereby reducing the fund’s total return, and the potential for losses in excess of the amounts recognized on the Statements of assets and liabilities.

The market value of a forward foreign currency contract fluctuates with changes in foreign currency exchange rates. Forward foreign currency contracts are marked-to-market daily and the change in value is recorded by the fund as an unrealized gain or loss. Realized gains or losses, equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed, are recorded upon delivery or receipt of the currency or settlement with the counterparty.

The following table details how the funds used forward foreign currency contracts during the year ended August 31, 2018. In addition, the table summarizes the range of notional contract amounts held by the funds, as measured at each quarter end:

Fund	Reason	USD Notional range
Strategic Equity Allocation Fund	To manage against anticipated changes in currency exchange rates, manage currency exposure and maintain diversity and liquidity of the fund	Up to $272.8 million

Options. There are two types of options, put options and call options. Options are traded either OTC or on an exchange. A call option gives the purchaser of the option the right to buy (and the seller the obligation to sell) the underlying instrument at the exercise price. A put option gives the purchaser of the option the right to sell (and the writer the obligation to buy) the underlying instrument at the exercise price. Writing puts and buying calls may increase the fund’s exposure to changes in the value of the underlying instrument. Buying puts and writing calls may decrease the fund’s exposure to such changes. Risks related to the use of options include the loss of premiums, possible illiquidity of the options markets, trading restrictions imposed by an exchange and movements in underlying security values, and for written options, potential losses in excess of the amounts recognized on the Statements of assets and liabilities. In addition, OTC options are subject to the risks of all OTC derivatives contracts.

When a fund purchases an option, the premium paid by the fund is included in the portfolio of investments and subsequently “marked-to-market” to reflect current market value. If the purchased option expires, the fund realizes a loss equal to the cost of the option. If a fund exercises a call option, the cost of the securities acquired by exercising the call is increased by the premium paid to buy the call. If a fund exercises a put option, it realizes a gain or loss from the sale of the underlying security and the proceeds from such sale are decreased by the premium paid. If a fund enters into a closing sale transaction, the fund realizes a gain or loss, depending on whether proceeds from the closing sale are greater or less than the original cost. When a fund writes an option, the premium received is included as a liability and subsequently “marked-to-market” to reflect the current market value of the option written. Premiums received from writing options that expire unexercised are recorded as realized gains. Premiums received from writing options which are exercised or are closed are added to or offset against the proceeds or amount paid on the transaction to determine the realized gain or loss. If a put option on a security is exercised, the premium received reduces the cost basis of the securities purchased by the fund.

The following table details how the funds used purchase options contracts during the year ended August 31, 2018. In addition, the table summarizes the range of market values for purchased options contracts held by the funds, as measured at each quarter end:

Fund	Reason	Market value range
Capital Appreciation Value Fund	To manage against anticipated changes in securities markets	Up to $2.2 million. At August 31, 2018, there were no open purchased options.
Health Sciences Fund	To maintain diversity	Up to $32,715. At August 31, 2018, there were no open purchased options.

The following table details how the funds used written options contracts during the year ended August 31, 2018. In addition, the table summarizes the range of market values for written options contracts held by the funds, as measured at each quarter end:

Fund	Reason	Market value range
Capital Appreciation Value Fund	To manage against anticipated changes in securities markets.	$7.3 million to $21.6 million

Fair value of derivative instruments by risk category

The table below summarizes the fair value of derivatives held by the funds at August 31, 2018 by risk category:

Fund	Risk	Statements of assets and liabilities location	Financial Instruments Location	Asset Derivatives Fair Value	Liability Derivatives Fair Value
Capital Appreciation Value Fund	Equity	Written options, at value	Written options	—	($15,990,341)
				—	($15,990,341)

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Fund	Risk	Statements of assets and liabilities location	Financial Instruments Location	Asset Derivatives Fair Value	Liability Derivatives Fair Value
International Strategic Equity Allocation Fund	Equity	Receivable/payable for futures variation margin	Futures†	$47,996	($1,594,312)
	Foreign currency	Receivable/payable for futures variation margin	Futures†	651,334	(21,261)
				$699,330	($1,615,573)
Strategic Equity Allocation Fund	Equity	Receivable/payable for futures variation margin	Futures†	$2,788,169	($3,531,697)
	Foreign currency	Receivable/payable for futures variation margin	Futures†	—	(36,944)
	Foreign currency	Unrealized appreciation/depreciation for forward foreign currency contracts	Forward foreign currency contracts	1,180,872	—
				$3,969,041	($3,568,641)
U.S. Strategic Equity Allocation Fund	Equity	Receivable/payable for futures variation margin	Futures†	$591,548	—
				$591,548	—

†	Reflects cumulative appreciation/depreciation on futures as disclosed in the Portfolio of Investments. Only the year end variation margin is separately disclosed on the Statements of assets and liabilities.

For financial reporting purposes, the funds do not offset OTC derivative assets or liabilities that are subject to master netting arrangements, as defined by the ISDAs, in the Statements of assets and liabilities. In the event of default by the counterparty or a termination of the agreement, the ISDA allows an offset of amounts across the various transactions between the funds and the applicable counterparty.

Effect of derivative instruments on the Statements of operations

The table below summarizes the net realized gain (loss) included in the net increase (decrease) in net assets from operations, classified by derivative instrument and risk category, for the year ended August 31, 2018:

	Statements of Operations Location—Net Realized Gain (Loss) on:
Fund	Risk	Unaffiliated Investments and Foreign Currency Transactions[1]	Futures Contracts	Forward Foreign Currency Contracts	Written Options	Total
Capital Appreciation Value Fund	Equity	$2,451,835	—	—	$269,716	$2,721,551
	Total	$2,451,835	—	—	$269,716	$2,721,551
Health Sciences Fund	Equity	$68,339	—	—	—	$68,339
	Total	$68,339	—	—	—	$68,339
International Strategic Equity Allocation Fund	Equity	—	$1,204,480	—	—	$1,204,480
	Foreign currency	—	(1,129,227)	—	—	(1,129,227)
	Total	—	$75,253	—	—	$75,253
Strategic Equity Allocation Fund	Equity	—	$25,391,874	—	—	$25,391,874
	Foreign currency	—	138,104	($1,978,540)	—	(1,840,436)
	Total	—	$25,529,978	($1,978,540)	—	$23,551,438
U.S. Strategic Equity Allocation Fund	Equity	—	$10,661,459	—	—	$10,661,459
	Total	—	$10,661,459	—	—	$10,661,459

1	Realized gain/loss associated with purchased options is included in this caption on the Statements of operations.

The table below summarizes the net change in unrealized appreciation (depreciation) included in the net increase (decrease) in net assets from operations, classified by derivative instrument and risk category, for the year ended August 31, 2018:

	Statements of Operations Location—Change in Unrealized Appreciation (Depreciation) of:
Fund	Risk	Unaffiliated Investments and Foreign Currency Transactions[1]	Futures Contracts	Forward Foreign Currency Contracts	Written Options	Total
Capital Appreciation Value Fund	Equity	—	—	—	($1,769,204)	($1,769,204)
	Total	—	—	—	($1,769,204)	($1,769,204)
Health Sciences Fund	Equity	($8,045)	—	—	—	($8,045)
	Total	($8,045)	—	—	—	($8,045)
International Strategic Equity Allocation Fund	Equity	—	($2,670,400)	—	—	($2,670,400)
	Foreign currency	—	$472,398	—	—	472,398
	Total	—	($2,198,002)	—	—	($2,198,002)
Strategic Equity Allocation Fund	Foreign currency	—	($425,070)	$1,180,872	—	$755,802
	Equity	—	(4,989,599)	—	—	(4,989,599)
	Total	—	($5,414,669)	$1,180,872	—	($4,233,797)
U.S. Strategic Equity Allocation Fund	Equity	—	($335,344)	—	—	($335,344)
	Total	—	($335,344)	—	—	($335,344)

1	Change in unrealized appreciation/depreciation associated with purchased options is included in this caption on the Statements of operations.

165

4.  GUARANTEES AND INDEMNIFICATIONS Under the Trust’s organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust, including the funds. Additionally, in the normal course of business, the Trust enters into contracts with service providers that contain general indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust that have not yet occurred. The risk of material loss from such claims is considered remote.

5.  FEES AND TRANSACTIONS WITH AFFILIATES John Hancock Advisers, LLC (the Advisor) serves as investment advisor for the fund. John Hancock Funds, LLC (the Distributor), an affiliate of the Advisor, serves as principal underwriter of the funds. The Advisor and the Distributor are indirect, wholly owned subsidiaries of Manulife Financial Corporation (MFC).

Management fee. The funds have an investment management agreement with the Advisor under which the funds pay a monthly management fee to the Advisor equivalent on an annual basis as detailed below. Aggregate net assets generally include the net assets of the funds and the net assets of a similar fund of John Hancock Variable Insurance Trust (JHVIT), unless otherwise noted below. JHVIT funds are advised by an affiliate of the Advisor, John Hancock Investment Management Services, LLC, and are distributed by an affiliate of the Advisor, John Hancock Distributors, LLC.

•	Capital Appreciation Fund — a) 0.850% of the first $300 million of aggregate net assets; b) 0.800% of the next $200 million of aggregate net assets; c) 0.700% of the next $500 million of aggregate net assets; and d) 0.670% of the excess over $1 billion of aggregate net assets.

•	Capital Appreciation Value Fund — If net assets are less than $500 million, then the following fee schedule shall apply: a) 0.950% of the first $250 million of aggregate net assets and b) 0.850% of the excess over $250 million of aggregate net assets. If net assets equal or exceed $500 million but are less than $2 billion, then the following fee schedule shall apply: a) 0.850% of the first $1 billion of aggregate net assets and b) 0.800% of the excess over $1 billion of aggregate net assets. If net assets equal or exceed $2 billion but are less than $3 billion, then the following fee schedule shall apply: a) 0.850% of the first $500 million of aggregate net assets and b) 0.800% of the excess over $500 million of aggregate net assets. If net assets equal or exceed $3 billion, then the management fee to be paid is 0.800% of aggregate net assets.

•	Health Sciences Fund — a) 1.050% of the first $500 million of aggregate net assets and b) 1.000% of the next $250 million of aggregate net assets; and c) 0.950% of excess over $750 million of aggregate net assets. However, when aggregate net assets exceed $750 million, the management fee is 0.95% on all net assets.

•	International Growth Stock Fund — a) 0.850% of the first $250 million of aggregate net assets; b) 0.800% of the next $500 million of aggregate net assets; and c) 0.750% of the excess over $750 million of aggregate net assets.

•	International Small Cap Fund — a) 1.050% of the first $200 million of average net assets; b) 0.950% of the next $300 million of average net assets; and c) 0.850% of the excess over $500 million of average net assets.

•	International Strategic Equity Allocation Fund, Strategic Equity Allocation Fund and U.S. Strategic Equity Allocation Fund — Aggregate net assets include these three funds and JHVIT Strategic Equity Allocation. The management fee paid is as follows: a) 0.675% of the first $2.5 billion of aggregate net assets; b) 0.650% of the next $5 billion of aggregate net assets; c) 0.625% of the next $2.5 billion of aggregate net assets; d) 0.600% of the next $5 billion of aggregate net assets; e) 0.595% of the next $10 billion of aggregate net assets; and f) 0.590% of the excess over $25 billion of aggregate net assets.

•	International Value Fund — Aggregate net assets are the aggregate net assets of the fund, JHF II Global Fund, JHF II International Small Cap Fund, JHVIT International Value Trust, JHVIT Mutual Shares Trust and JHVIT Global Trust. The management fee paid is as follows: a) 0.950% of the first $150 million of aggregate net assets; b) 0.850% of the next $150 million of aggregate net assets; and c) 0.800% of the excess over $300 million of aggregate net assets. However, when aggregate net assets exceed $300 million, then the management fee rate is 0.800% of aggregate net assets.

•	Mid Cap Stock Fund — a) 0.875% of the first $200 million of aggregate net assets; b) 0.850% of the next $300 million of aggregate net assets; and c) 0.825% of the excess over $500 million of aggregate net assets.

•	Mid Value Fund — a) 1.050% of the first $20 million of aggregate net assets; b) 0.950% of the next $30 million of aggregate net assets; and c) 0.950% of the excess over $50 million of aggregate net assets. However, when aggregate net assets exceed $50 million, then the management fee rate is 0.950% of all aggregate net assets of the fund.

•	Multi-Index Lifestyle Portfolios — Each fund pays the Advisor a management fee for its services to the fund. The management fee has two components: (a) a fee on assets invested in a fund of John Hancock Funds II (JHF II), John Hancock Funds III (JHF III) or John Hancock Variable Insurance Trust (JHVIT); and (b) a fee on assets invested in investments other than a fund of JHF II, JHF III or JHVIT (other assets). The fee on assets invested in a fund of JHF II, JHF III or JHVIT is stated as an annual percentage of the current value of the net assets of the fund (together with the assets of the Multimanager Lifestyle Portfolios, JHVIT Lifestyle PS Series and Lifestyle MVPs) and is equivalent to the sum of a) 0.050% for the first $7.5 billion of aggregate net assets and b) 0.040% of the excess over $7.5 billion of aggregate net assets. The fee on other assets is stated as an annual percentage of the current value of the net assets of the fund and is equivalent to the sum of: a) 0.500% of the first $7.5 billion of aggregate net assets and b) 0.490% of the excess over $7.5 billion of aggregate net assets.

•	Real Estate Securities Fund — 0.700% of aggregate net assets.

•	Science & Technology Fund — a) 1.050% of the first $500 million of aggregate net assets and (b) 1.000% of the excess over $500 million of aggregate net assets.

•	Small Cap Stock Fund — a) 1.050% of the first $50 million of aggregate net assets and b) 1.000% of the excess over $50 million of aggregate net assets.

•	Small Company Value Fund — a) 1.050% of the first $500 million of aggregate net assets and b) 1.000% of the excess over $500 million of aggregate net assets.

The organizations described below act as the subadvisors to the Trust and its funds pursuant to Subadvisory Agreements with the Advisor. Fund management is allocated among the following managers:

Fund	Subadvisor(s)
Science & Technology Fund	Allianz Global Investors U.S. LLC; T. Rowe Price Associates, Inc.
Real Estate Securities Fund	Deutsche Investment Management Americas Inc.
International Small Cap Fund	Franklin Templeton Investments Corp.
International Growth Stock Fund	Invesco Advisers, Inc.
Capital Appreciation Fund	Jennison Associates, LLC

166

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Fund	Subadvisor(s)
Multi-Index Lifestyle Aggressive Portfolio	John Hancock Asset Management a division of Manulife Asset Management (North America) Limited1,2, and John Hancock Asset
Multi-Index Lifestyle Balanced Portfolio	Management a division of Manulife Asset Management (US) LLC[1,3]
Multi-Index Lifestyle Conservative Portfolio
Multi-Index Lifestyle Growth Portfolio
Multi-Index Lifestyle Moderate Portfolio
International Strategic Equity Allocation Fund	John Hancock Asset Management a division of Manulife Asset Management (US) LLC[1,3]
Strategic Equity Allocation Fund
U.S. Strategic Equity Allocation Fund
Capital Appreciation Value Fund	T. Rowe Price Associates, Inc.
Health Sciences Fund
Mid Value Fund
Small Company Value Fund
International Value Fund	Templeton Investment Counsel, LLC
Mid Cap Stock Fund	Wellington Management Company, LLP
Small Cap Stock Fund

1  An affiliate of the Advisor.

2  Manulife Asset Management (North America) Limited is doing business as John Hancock Asset Management.

3  Manulife Asset Management (US) LLC is doing business as John Hancock Asset Management.

The funds are not responsible for payment of the subadvisory fees.

Expense reimbursements. The Advisor has voluntarily agreed to waive a portion of its management fee if certain expenses of the respective funds exceed the percentage of average net assets as detailed below. Expenses excluded from this waiver are taxes, brokerage commissions, interest expense, litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the funds’ business, management fees, class specific expenses, acquired fund fees and short dividends. This expense reduction will continue in effect until terminated by the Advisor.

Fund	Expense limitation as a percentage of average net assets
Capital Appreciation Fund	0.20%
Capital Appreciation Value Fund	0.20%
Health Sciences Fund	0.20%
International Growth Stock Fund	0.25%
International Small Cap Fund	0.25%
International Strategic Equity Allocation Fund	0.25%
International Value Fund	0.25%
Mid Cap Stock Fund	0.20%
Mid Value Fund	0.20%
Real Estate Securities Fund	0.20%
Science & Technology Fund	0.20%
Small Cap Stock Fund	0.20%
Small Company Value Fund	0.20%
Strategic Equity Allocation Fund	0.20%
U.S. Strategic Equity Allocation	0.20%

The Advisor has contractually agreed to waive a portion of its management fee and/or reimburse expenses for certain funds of the John Hancock group of funds complex, including the funds (the participating portfolios). This waiver is based upon aggregate net assets of all the participating portfolios. The amount of the reimbursement is calculated daily and allocated among all the participating portfolios in proportion to the daily net assets of each fund. During the year end August 31, 2018, this waiver amounted to 0.01% of each fund’s average net assets. This agreement expires on June 30, 2020 unless renewed by mutual agreement of the fund and the Advisor based upon a determination that this is appropriate under the circumstances at that time.

The Advisor has contractually agreed to waive its management fee on International Value Fund so that the amount retained by the Advisor after payment of the subadvisory fees for the fund does not exceed 0.45% of the fund’s average net assets. The expense reimbursement shall continue in effect until December 31, 2018 and may terminate any time thereafter.

The Advisor has contractually agreed to waive all or a portion of its management fee and/or reimburse or pay operating expenses of each Multi-Index Lifestyle Portfolio in an amount equal to the amount by which the expenses of the portfolio exceed 0.05% of the average net assets, excluding taxes, brokerage commissions, interest expense, litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the portfolios’ business, acquired fund fees, short dividend expense, management fees, and class specific expenses. This expense limitation shall continue in effect until December 31, 2018, unless renewed by mutual agreement of the portfolios and the Advisor.

The Advisor has voluntarily agreed to waive its management fee on International Strategic Equity Allocation Fund, Strategic Equity Allocation Fund and U.S. Strategic Equity Allocation Fund so that the amount retained by the Advisor after payment of the subadvisory fees for the fund does not exceed 0.45% of the funds’ average net assets. This voluntary expense reimbursement may be terminated at any time by the Advisor on notice to the funds.

The Advisor has voluntarily agreed to waive a portion of its management fees for the funds subadvised by T. Rowe Price Associates, Inc. which include Capital Appreciation Value Fund, Health Sciences Fund, Mid Value Fund, Science & Technology Fund and Small Company Value Fund. This voluntary waiver is the amount that the subadvisory fee is reduced by T. Rowe Price Associates, Inc. This voluntary expense reimbursement may terminate at any time.

The Advisor has voluntarily agreed to waive its advisory fee for each Multi-Index Lifestyle Portfolio so that the aggregate advisory fee retained by the Advisor with respect to both the portfolio and its underlying investments after payment of subadvisory fees does not exceed 0.50% of the funds’ first $7.5 billion of average annual net assets and 0.49% of the funds’ average annual net assets in excess of $7.5 billion. The Advisor may terminate this voluntary waiver at any time upon notice to the Trust.

167

FEES AND TRANSACTIONS WITH AFFILIATES, CONTINUED

For the year ended August 31, 2018, the waivers under these agreements amounted to:

Expense Reimbursement by Class
Fund	Class R6	Class 1	Class NAV	Total
Capital Appreciation Fund	—	$53,879	$98,457	$152,336
Capital Appreciation Value Fund	—	—	764,394	764,394
Health Sciences Fund	—	—	196,851	196,851
International Growth Stock Fund	—	—	68,331	68,331
International Small Cap Fund	—	7,375	44,356	51,731
International Strategic Equity Allocation Fund	—	—	2,554,677	2,554,677
International Value Fund	—	16,419	83,681	100,100
Mid Cap Stock Fund	—	33,108	102,929	136,037
Mid Value Fund	—	—	748,624	748,624
Multi-Index Lifestyle Aggressive Portfolio	$54	5,212	—	5,266
Multi-Index Lifestyle Conservative Portfolio	77	49,557	—	49,634
Multi-Index Lifestyle Moderate Portfolio	141	27,182	—	27,323
Real Estate Securities Fund	—	37,079	—	37,079
Science & Technology Fund	—	—	130,656	130,656
Small Cap Stock Fund	—	—	20,063	20,063
Small Company Value Fund	—	50,726	126,439	177,165
Strategic Equity Allocation Fund	—	—	9,884,702	9,884,702
U.S. Strategic Equity Allocation Fund	—	—	2,414,197	2,414,197

Expenses waived or reimbursed in the current fiscal period are not subject to recapture in future fiscal periods.

The net investment management fees incurred for the year ended August 31, 2018, including the impact of waivers and reimbursements were equivalent to an annual effective rate of the funds’ average net assets as follows:

Fund	Annual Effective Rate
Capital Appreciation Fund	0.69%
Capital Appreciation Value Fund	0.77%
Health Sciences Fund	0.98%
International Growth Stock Fund	0.78%
International Small Cap Fund	0.96%
International Strategic Equity Allocation Fund	0.49%
International Value Fund	0.79%
Mid Cap Stock Fund	0.82%
Mid Value Fund	0.90%
Multi-Index Lifestyle Aggressive Portfolio	0.19%
Multi-Index Lifestyle Balanced Portfolio	0.31%
Multi-Index Lifestyle Conservative Portfolio	0.40%
Multi-Index Lifestyle Growth Portfolio	0.25%
Multi-Index Lifestyle Moderate Portfolio	0.36%
Real Estate Securities Fund	0.69%
Science & Technology Fund	0.98%
Small Cap Stock Fund	1.00%
Small Company Value Fund	0.98%
Strategic Equity Allocation Fund	0.49%
U.S. Strategic Equity Allocation Fund	0.49%

Accounting and legal services. Pursuant to a service agreement, the funds reimburse the Advisor for all expenses associated with providing the administrative, financial, legal, compliance, accounting and recordkeeping services to the fund, including the preparation of all tax returns, periodic reports to shareholders and regulatory reports, among other services. These expenses are allocated to each share class based on its relative net assets at the time the expense was incurred. These accounting and legal services fees incurred for the year ended August 31, 2018 amounted to an annual rate of 0.01% of the fund’s average daily net assets.

Distribution and service plans. The funds have a distribution agreement with the Distributor. The funds have adopted distribution and service plans with respect to Class 1 shares pursuant to Rule 12b-1 under the 1940 Act, to pay the Distributor for services provided as the distributor of shares of the fund. The fund may pay up to the 0.05% of distribution and service fees under these arrangements, expressed as an annual percentage of average daily net assets for Class 1 shares.

Transfer agent fees. The John Hancock group of funds has a complex-wide transfer agent agreement with John Hancock Signature Services, Inc. (Signature Services), an affiliate of the Advisor. The transfer agent fees paid to Signature Services are determined based on the cost to Signature Services (Signature Services Cost) of providing recordkeeping services. It also includes out-of-pocket expenses, including payments made to third-parties for recordkeeping services provided to their clients who invest in one or more John Hancock funds. In addition, Signature Services Cost may be reduced by certain fees that Signature Services receives in connection with retirement and small accounts. Signature Services Cost is calculated monthly and allocated, as applicable, to five categories of share classes: Retail Share and Institutional Share Classes of Non-Municipal Bond Funds, Class R6 Shares, Retirement Share Classes and Municipal Bond Share Classes. Within each of these categories, the applicable costs are allocated to the affected John Hancock affiliated funds and/or classes, based on the relative average daily net assets.

Class level expenses. Class level expenses for the year ended August 31, 2018 were:

Fund	Class	Distribution and Service Fees	Transfer Agent Fees
Capital Appreciation Fund	Class 1	$317,594	—
Total		$317,594	—
International Small Cap Fund	Class 1	$43,515	—
Total		$43,515	—
International Value Fund	Class 1	$96,908	—
Total		$96,908	—
Mid Cap Stock Fund	Class 1	$195,205	—
Total		$195,205	—
Multi-Index Lifestyle Aggressive Portfolio	Class 1	$147,166	—
	Class R6	—	$267
Total		$147,166	$267

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FEES AND TRANSACTIONS WITH AFFILIATES, CONTINUED

Fund	Class	Distribution and Service Fees	Transfer Agent Fees
Multi-Index Lifestyle Balanced Portfolio	Class 1	$408,377	—
	Class R6	—	$398
Total		$408,377	$398
Multi-Index Lifestyle Conservative Portfolio	Class 1	$74,687	—
	Class R6	—	$28
Total		$74,687	$28
Multi-Index Lifestyle Growth Portfolio	Class 1	$354,023	—
	Class R6	—	$453
Total		$354,023	$453
Multi-Index Lifestyle Moderate Portfolio	Class 1	$113,069	—
	Class R6	—	$123
Total		$113,069	$123
Real Estate Securities Fund	Class 1	$218,863	—
Total		$218,863	—
Small Company Value Fund	Class 1	$40,597	—
Total		$40,597	—

Trustee expenses. The funds compensate each Trustee who is not an employee of the Advisor or its affiliates. The costs of paying Trustee compensation and expenses are allocated to the funds based on their net assets relative to other funds within the John Hancock group of funds complex.

Interfund lending program. Pursuant to an Exemptive Order issued by the SEC, the funds, along with certain other funds advised by the Advisor or its affiliates, may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from, or lend money to, other participating affiliated funds. At period end, no interfund loans were outstanding. Interest expense is included in Other expenses on the Statements of operations. The fund’s activity in this program during the period for which loans were outstanding was as follows:

Fund	Borrower or Lender	Weighted Average Loan Balance	Days Outstanding	Weighted Average Interest Rate	Interest Income (Expense)
Capital Appreciation Fund	Borrower	$13,908,000	5	1.318%	($2,545)
International Strategic Equity Allocation Fund	Borrower	9,033,748	4	1.480%	(1,486)
Mid Cap Stock Fund	Borrower	10,698,314	1	1.480%	(439)
Capital Appreciation Fund	Lender	8,272,015	2	1.250%	574
Capital Appreciation Value Fund	Lender	11,408,403	1	1.715%	543
Health Sciences Fund	Lender	1,446,926	1	1.480%	59
Mid Value Fund	Lender	1,822,910	1	1.715%	87
Science & Technology Fund	Lender	4,566,802	1	1.905%	242
Small Company Value Fund	Lender	3,485,680	1	1.480%	143
Strategic Equity Allocation Fund	Lender	3,005,247	1	1.715%	143

6.  FUND SHARE TRANSACTIONS Transactions in funds shares for the years ended August 31, 2018 and 2017 were as follows:

Capital Appreciation Fund	Year ended 8/31/18		Year ended 8/31/17
	Shares	Amount	Shares	Amount
Class 1 shares
Sold	2,059,953	$37,211,997	741,976	$12,682,657
Distributions reinvested	7,653,808	123,149,769	4,035,161	59,518,627
Repurchased	(4,502,733)	(80,529,470)	(6,638,798)	(108,822,830)
Net increase (decrease)	5,211,028	$79,832,296	(1,861,661)	($36,621,546)
Class NAV shares
Sold	2,388,705	$41,956,421	2,840,220	$47,485,926
Distributions reinvested	14,664,684	236,541,350	9,916,031	146,459,782
Repurchased	(22,916,720)	(416,368,691)	(31,973,792)	(537,653,706)
Net decrease	(5,863,331)	($137,870,920)	(19,217,541)	($343,707,998)
Total net decrease	(652,303)	($58,038,624)	(21,079,202)	($380,329,544)

Capital Appreciation Value Fund	Year ended 8/31/18		Year ended 8/31/17
	Shares	Amount	Shares	Amount
Class NAV shares
Sold	1,365,330	$16,328,847	644,831	$7,640,618
Distributions reinvested	16,935,212	193,400,123	9,231,714	102,472,028
Repurchased	(26,193,826)	(313,717,720)	(37,282,089)	(435,861,388)
Net decrease	(7,893,284)	($103,988,750)	(27,405,544)	($325,748,742)
Total net decrease	(7,893,284)	($103,988,750)	(27,405,544)	($325,748,742)

Health Sciences Fund	Year ended 8/31/18		Year ended 8/31/17
	Shares	Amount	Shares	Amount
Class NAV shares
Sold	3,227,929	$14,738,620	51,596,379	$256,744,369
Distributions reinvested	12,361,444	53,030,597	12,339,137	50,343,681
Repurchased	(18,856,218)	(89,631,497)	(38,680,722)	(178,771,803)
Net increase (decrease)	(3,266,845)	($21,862,280)	25,254,794	$128,316,247
Total net increase (decrease)	(3,266,845)	($21,862,280)	25,254,794	$128,316,247

169

FUND SHARE TRANSACTIONS, CONTINUED

International Growth Stock Fund	Year ended 8/31/18		Year ended 8/31/17
	Shares	Amount	Shares	Amount
Class NAV shares
Sold	490,455	$6,928,101	12,686,917	$152,231,393
Distributions reinvested	1,479,746	20,790,426	1,086,082	12,870,075
Repurchased	(4,483,093)	(63,893,709)	(16,678,995)	(221,836,488)
Net decrease	(2,512,892)	($36,175,182)	(2,905,996)	($56,735,020)
Total net decrease	(2,512,892)	($36,175,182)	(2,905,996)	($56,735,020)

International Small Cap Fund	Year ended 8/31/18		Year ended 8/31/17
	Shares	Amount	Shares	Amount
Class 1 shares
Sold	389,331	$8,864,794	609,370	$11,955,603
Distributions reinvested	44,302	987,038	67,899	1,135,947
Repurchased	(1,099,325)	(24,585,709)	(924,342)	(16,990,516)
Net decrease	(665,692)	($14,733,877)	(247,073)	($3,898,966)
Class NAV shares
Sold	582,981	$12,880,359	1,240,503	$21,389,573
Distributions reinvested	283,169	6,306,166	508,495	8,507,122
Repurchased	(3,120,844)	(70,527,748)	(7,035,380)	(133,938,293)
Net decrease	(2,254,694)	($51,341,223)	(5,286,382)	($104,041,598)
Total net decrease	(2,920,386)	($66,075,100)	(5,533,455)	($107,940,564)

International Strategic Equity Allocation Fund	Year ended 8/31/18		Period ended 8/31/17[1]
	Shares	Amount	Shares	Amount
Class NAV shares
Sold	963,399	$11,175,489	201,400,133	$2,009,925,640
Distributions reinvested	11,670,811	135,147,990	680,548	6,710,207
Repurchased	(22,974,008)	(274,406,542)	(28,203,872)	(308,995,583)
Net increase (decrease)	(10,339,798)	($128,083,063)	173,876,809	$1,707,640,264
Total net increase (decrease)	(10,339,798)	($128,083,063)	173,876,809	$1,707,640,264

1 Period from 10-17-16 (commencement of operations) to 8-31-17.

International Value Fund	Year ended 8/31/18		Year ended 8/31/17
	Shares	Amount	Shares	Amount
Class 1 shares
Sold	353,050	$6,069,938	834,569	$13,373,414
Distributions reinvested	271,852	4,629,635	290,760	4,346,857
Repurchased	(2,602,870)	(44,381,769)	(1,459,447)	(23,171,277)
Net decrease	(1,977,968)	($33,682,196)	(334,118)	($5,451,006)
Class NAV shares
Sold	2,399,074	$40,665,330	1,015,575	$16,022,499
Distributions reinvested	1,380,429	23,439,685	2,077,157	30,949,632
Repurchased	(5,343,564)	(91,684,771)	(35,485,757)	(574,491,914)
Net decrease	(1,564,061)	($27,579,756)	(32,393,025)	($527,519,783)
Total net decrease	(3,542,029)	($61,261,952)	(32,727,143)	($532,970,789)

Mid Cap Stock Fund	Year ended 8/31/18		Year ended 8/31/17
	Shares	Amount	Shares	Amount
Class 1 shares
Sold	1,609,413	$38,067,540	992,081	$20,336,323
Distributions reinvested	1,612,718	34,657,303	84,883	1,560,989
Repurchased	(2,488,768)	(56,260,308)	(2,576,907)	(50,315,508)
Net increase (decrease)	733,363	$16,464,535	(1,499,943)	($28,418,196)
Class NAV shares
Sold	878,155	$19,850,202	3,539,724	$66,967,208
Issued in reorganization (Note 12)	—	—	13,457,544	266,892,549
Distributions reinvested	5,113,778	110,968,976	305,384	5,661,822
Repurchased	(13,635,230)	(316,147,070)	(21,881,778)	(444,912,044)
Net decrease	(7,643,297)	($185,327,892)	(4,579,126)	($105,390,465)
Total net decrease	(6,909,934)	($168,863,357)	(6,079,069)	($133,808,661)

Mid Value Fund	Year ended 8/31/18		Year ended 8/31/17
	Shares	Amount	Shares	Amount
Class NAV shares
Sold	10,587,469	$175,276,419	24,303,195	$389,113,364
Distributions reinvested	4,710,017	76,537,779	5,029,489	78,560,625
Repurchased	(7,589,384)	(126,849,253)	(10,825,627)	(175,224,640)
Net increase	7,708,102	$124,964,945	18,507,057	$292,449,349
Total net increase	7,708,102	$124,964,945	18,507,057	$292,449,349

170

FUND SHARE TRANSACTIONS, CONTINUED

Multi-Index Lifestyle Aggressive Portfolio	Year ended 8/31/18		Year ended 8/31/17
	Shares	Amount	Shares	Amount
Class R6 shares
Sold	340,399	$4,465,533	1,901	$21,778
Distributions reinvested	4,955	62,139	392	4,280
Repurchased	(75,890)	(959,812)	(288)	(3,250)
Net increase	269,464	$3,567,860	2,005	$22,808
Class 1 shares
Sold	6,117,435	$78,408,321	10,633,000	$122,393,955
Distributions reinvested	1,270,417	15,931,028	383,858	4,184,057
Repurchased	(2,585,535)	(32,916,145)	(698,761)	(8,087,666)
Net increase	4,802,317	$61,423,204	10,318,097	$118,490,346
Total net increase	5,071,781	$64,991,064	10,320,102	$118,513,154

Multi-Index Lifestyle Balanced Portfolio	Year ended 8/31/18		Year ended 8/31/17
	Shares	Amount	Shares	Amount
Class R6 shares
Sold	442,651	$5,242,309	743	$8,338
Distributions reinvested	10,638	122,527	3	29
Repurchased	(47,502)	(548,796)	(2)	(23)
Net increase	405,787	$4,816,040	744	$8,344
Class 1 shares
Sold	14,139,095	$164,864,626	31,375,531	$345,639,509
Distributions reinvested	3,112,966	35,892,648	1,137,831	12,190,570
Repurchased	(6,464,248)	(74,767,764)	(2,328,320)	(25,405,134)
Net increase	10,787,813	$125,989,510	30,185,042	$332,424,945
Total net increase	11,193,600	$130,805,550	30,185,786	$332,433,289

Multi-Index Lifestyle Conservative Portfolio	Year ended 8/31/18		Year ended 8/31/17
	Shares	Amount	Shares	Amount
Class R6 shares
Sold	3,597	$38,504	5,644	$59,577
Distributions reinvested	806	8,550	679	7,058
Repurchased	(31,425)	(328,683)	(761)	(8,004)
Net increase (decrease)	(27,022)	($281,629)	5,562	$58,631
Class 1 shares
Sold	4,354,922	$46,338,603	6,883,076	$72,357,323
Distributions reinvested	457,698	4,841,404	217,413	2,260,456
Repurchased	(2,095,900)	(22,095,153)	(2,009,087)	(20,985,630)
Net increase	2,716,720	$29,084,854	5,091,402	$53,632,149
Total net increase	2,689,698	$28,803,225	5,096,964	$53,690,780

Multi-Index Lifestyle Growth Portfolio	Year ended 8/31/18		Year ended 8/31/17
	Shares	Amount	Shares	Amount
Class R6 shares
Sold	514,443	$6,451,755	5,449	$61,276
Distributions reinvested	9,832	119,261	1,996	21,639
Repurchased	(189,642)	(2,347,168)	(17,582)	(192,629)
Net increase (decrease)	334,633	$4,223,848	(10,137)	($109,714)
Class 1 shares
Sold	12,233,923	$150,906,278	25,951,587	$295,173,939
Distributions reinvested	2,871,825	34,806,520	928,067	10,050,961
Repurchased	(5,672,640)	(69,570,920)	(1,261,202)	(14,263,363)
Net increase	9,433,108	$116,141,878	25,618,452	$290,961,537
Total net increase	9,767,741	$120,365,726	25,608,315	$290,851,823

Multi-Index Lifestyle Moderate Portfolio	Year ended 8/31/18		Year ended 8/31/17
	Shares	Amount	Shares	Amount
Class R6 shares
Sold	79,833	$897,222	2,484	$26,701
Distributions reinvested	3,654	40,314	1,429	15,056
Repurchased	(53,875)	(591,774)	(2,976)	(31,640)
Net increase	29,612	$345,762	937	$10,117
Class 1 shares
Sold	5,239,152	$58,204,475	10,739,662	$115,290,825
Distributions reinvested	738,849	8,152,256	290,300	3,060,800
Repurchased	(2,363,718)	(26,054,936)	(1,428,926)	(15,291,168)
Net increase	3,614,283	$40,301,795	9,601,036	$103,060,457
Total net increase	3,643,895	$40,647,557	9,601,973	$103,070,574

Real Estate Securities Fund	Year ended 8/31/18		Year ended 8/31/17
	Shares	Amount	Shares	Amount
Class 1 shares
Sold	556,083	$6,624,072	464,159	$6,452,069
Distributions reinvested	2,601,535	31,582,639	5,364,229	65,765,455
Repurchased	(8,969,166)	(111,454,530)	(12,012,571)	(157,410,525)
Net decrease	(5,811,548)	($73,247,819)	(6,184,183)	($85,193,001)
Total net decrease	(5,811,548)	($73,247,819)	(6,184,183)	($85,193,001)

171

FUND SHARE TRANSACTIONS, CONTINUED

Science & Technology Fund	Year ended 8/31/18		Year ended 8/31/17
	Shares	Amount	Shares	Amount
Class NAV shares
Sold	1,361,343	$8,488,588	528,526	$6,499,291
Distributions reinvested	37,791,316	190,090,318	5,235,061	56,538,661
Repurchased	(22,700,748)	(187,641,779)	(45,329,007)	(573,500,100)
Net increase (decrease)	16,451,911	$10,937,127	(39,565,420)	($510,462,148)
Total net increase (decrease)	16,451,911	$10,937,127	(39,565,420)	($510,462,148)

Small Cap Stock Fund	Year ended 8/31/18		Year ended 8/31/17
	Shares	Amount	Shares	Amount
Class NAV shares
Sold	478,898	$4,844,423	4,492,149	$39,251,817
Distributions reinvested	592,240	5,928,321	—	—
Repurchased	(5,813,078)	(60,228,041)	(4,778,547)	(41,251,634)
Net decrease	(4,741,940)	($49,455,297)	(286,398)	($1,999,817)
Total net decrease	(4,741,940)	($49,455,297)	(286,398)	($1,999,817)

Small Company Value Fund	Year ended 8/31/18		Year ended 8/31/17
	Shares	Amount	Shares	Amount
Class 1 shares
Sold	113,787	$3,346,023	422,584	$12,674,256
Distributions reinvested	320,690	9,171,723	379,047	10,893,806
Repurchased	(661,617)	(19,483,071)	(946,372)	(27,093,515)
Net decrease	(227,140)	($6,965,325)	(144,741)	($3,525,453)
Class NAV shares
Sold	1,098,486	$33,564,463	873,401	$24,832,607
Distributions reinvested	783,626	22,380,350	596,001	17,105,226
Repurchased	(847,188)	(25,172,862)	(2,112,631)	(62,679,866)
Net increase (decrease)	1,034,924	$30,771,951	(643,229)	($20,742,033)
Total net increase (decrease)	807,784	$23,806,626	(787,970)	($24,267,486)

Strategic Equity Allocation Fund	Year ended 8/31/18		Year ended 8/31/17
	Shares	Amount	Shares	Amount
Class NAV shares
Sold	18,670,861	$246,293,127	37,960,382	$499,812,858
Distributions reinvested	86,453,633	1,114,387,333	51,147,116	633,201,299
Repurchased	(79,546,351)	(1,099,853,913)	(86,549,458)	(1,153,444,160)
Net increase (decrease)	25,578,143	$260,826,547	2,558,040	($20,430,003)
Total net increase (decrease)	25,578,143	$260,826,547	2,558,040	($20,430,003)

U.S. Strategic Equity Allocation Fund	Year ended 8/31/18		Period ended 8/31/17[1]
	Shares	Amount	Shares	Amount
Class NAV shares
Sold	2,733,618	$32,778,764	270,869,078	$2,742,772,883
Distributions reinvested	9,469,964	113,071,369	553,781	5,881,152
Repurchased	(50,643,140)	(625,761,210)	(102,463,573)	(1,047,671,276)
Net increase (decrease)	(38,439,558)	($479,911,077)	168,959,286	$1,700,982,759
Total net increase (decrease)	(38,439,558)	($479,911,077)	168,959,286	$1,700,982,759

1 Period from 9-26-16 (commencement of operations) to 8-31-17.

For all funds, affiliates of the funds owned 100% of shares of Class 1 and Class NAV, respectively, on August 31, 2018, with the exception of Capital Appreciation Fund and International Value Fund, where affiliates held 76.2% and 85.4% of Class NAV, respectively. Such concentration of shareholders’ capital could have a material effect on the fund if such shareholders redeem from the fund.

7.  PURCHASE AND SALE OF SECURITIES Purchases and sales of securities, other than short-term investments and in-kind activity, are aggregated below for the year ended August 31, 2018.

Fund	Purchases	Sales
Capital Appreciation Fund	$686,747,406	$1,095,718,824
Capital Appreciation Value Fund	1,355,449,717	1,432,195,449
Health Sciences Fund	144,685,960	219,992,677
International Growth Stock Fund	311,873,909	329,560,011
International Small Cap Fund	175,702,030	247,198,694
International Strategic Equity Allocation Fund	1,801,672,740	2,027,962,515
International Value Fund	329,774,240	382,764,106
Mid Cap Stock Fund	1,042,426,177	1,470,913,857
Mid Value Fund	555,631,829	508,304,233
Multi-Index Lifestyle Aggressive Portfolio	123,806,253	45,068,853
Multi-Index Lifestyle Balanced Portfolio	295,109,039	140,969,225
Multi-Index Lifestyle Conservative Portfolio	65,294,801	35,255,905
Multi-Index Lifestyle Growth Portfolio	259,597,187	112,438,045
Multi-Index Lifestyle Moderate Portfolio	91,773,533	46,257,252
Real Estate Securities Fund	694,265,923	786,204,988
Science & Technology Fund	282,964,969	447,788,892

172

PURCHASE AND SALE OF SECURITIES, CONTINUED

Fund	Purchases	Sales
Small Cap Stock Fund	$215,056,161	$277,274,330
Small Company Value Fund	85,255,137	91,342,727
Strategic Equity Allocation Fund	8,568,889,964	9,306,201,353
U.S. Strategic Equity Allocation Fund	2,313,071,580	2,831,553,739

8.  INDUSTRY OR SECTOR RISK Certain funds generally invest a large percentage of its assets in one or more particular industries or sectors of the economy. If a large percentage of the fund’s assets are economically tied to a single or small number of industries or sectors of the economy, the fund will be less diversified than a more broadly diversified fund, and it may cause the fund to underperform if that industry or sector underperforms. In addition, focusing on a particular industry or sector may make the fund’s NAV more volatile. Further, a fund that invests in particular industries or sectors is particularly susceptible to the impact of market, economic, regulatory and other factors affecting those industries or sectors. Financial services companies can be hurt by economic declines, changes in interest rates regulatory and market impacts.

9.  INVESTMENT BY AFFILIATED FUNDS Certain investors in the funds are affiliated funds that are managed by the Advisor and its affiliates. The affiliated funds do not invest in the fund for the purpose of exercising management or control; however, this investment may represent a significant portion of the fund’s net assets. At August 31, 2018, the following funds had an affiliate ownership of 5% or more of the fund’s net assets:

Fund
Capital Appreciation Fund	47.3%
Capital Appreciation Value Fund	99.5%
Health Sciences Fund	100.0%
International Growth Stock Fund	99.1%
International Small Cap Fund	86.8%
International Strategic Equity Allocation Fund	100.0%
International Value Fund	72.4%
Mid Cap Stock Fund	73.8%
Mid Value Fund	100.0%
Science & Technology Fund	99.9%
Small Cap Stock Fund	100.0%
Small Company Value Fund	73.0%
Strategic Equity Allocation Fund	100.0%
U.S. Strategic Equity Allocation Fund	100.0%

10.  INVESTMENT IN AFFILIATED UNDERLYING FUNDS John Hancock Multi-Index Lifestyle Portfolios invest primarily in affiliated underlying funds that are managed by the Advisor and its affiliates. The funds do not invest in the affiliated underlying funds for the purpose of exercising management or control; however, the fund’s investment may represent a significant portion of each underlying fund’s net assets. At August 31, 2018, Multi-Index Lifestyle Growth Portfolio held more than 5% of the net assets of the John Hancock Funds II Strategic Equity Allocation Fund - 5.2%.

Information regarding each portfolio’s purchases and sales of the affiliated underlying funds as well as income and capital gains earned, if any, during the period is as follows:

					Dividends and distributions
Fund	Beginning share amount	Shares purchased	Shares sold	Ending share amount	Income distributions received	Capital gain distributions received	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Ending value
Capital Appreciation Fund
John Hancock Collateral Trust*	2,822,028	28,692,270	(28,441,980)	3,072,318	—	—	($4,081)	$7,503	$30,741,917
Capital Appreciation Value Fund
John Hancock Collateral Trust*	1,142,930	21,990,697	(19,998,714)	3,134,913	—	—	$1,531	$947	$31,368,255
International Small Cap Fund
John Hancock Collateral Trust*	3,495,581	21,011,690	(22,396,377)	2,110,894	—	—	($2,814)	$3,425	$21,121,812
International Strategic Equity Allocation Fund
John Hancock Collateral Trust*	3,849,337	70,867,354	(69,205,754)	5,510,937	—	—	($7,405)	$9,993	$55,142,991
International Value Fund
John Hancock Collateral Trust*	756,785	65,852,852	(65,253,634)	1,356,003	—	—	($734)	$2,336	$13,568,299
Mid Cap Stock Fund
John Hancock Collateral Trust*	8,878,220	88,482,500	(89,284,365)	8,076,355	—	—	($7,453)	$19,126	$80,812,816
Mid Value Fund
John Hancock Collateral Trust*	3,877,123	53,186,461	(47,577,443)	9,486,141	—	—	($15,551)	$16,655	$94,919,276
Multi-Index Lifestyle Aggressive Portfolio
John Hancock Collateral Trust*	—	4,081,489	(4,081,489)	—	—	—	($600)	—	—
Strategic Equity Allocation	11,751,624	5,603,780	(1,162,096)	16,193,308	$3,465,461	$25,135,025	(612,962)	($5,859,092)	$217,961,923
					$3,465,461	$25,135,025	($613,562)	($5,859,092)	$217,961,923
Multi-Index Lifestyle Balanced Portfolio
John Hancock Collateral Trust*	—	20,661,023	(18,140,722)	2,520,301	—	—	($3,954)	$2,801	$25,218,381
Strategic Equity Allocation	20,403,818	6,846,998	(1,637,016)	25,613,800	$5,825,054	$42,249,184	(413,020)	(9,872,057)	344,761,748
					$5,825,054	$42,249,184	($416,974)	($9,869,256)	$369,980,129
Multi-Index Lifestyle Conservative Portfolio
John Hancock Collateral Trust*	—	6,815,105	(6,299,828)	515,277	—	—	($771)	$332	$5,155,911
Strategic Equity Allocation	1,140,612	678,196	(413,994)	1,404,814	$326,731	$2,369,781	91,226	(612,970)	18,908,791
					$326,731	$2,369,781	$90,455	($612,638)	$24,064,702
Multi-Index Lifestyle Growth Portfolio
John Hancock Collateral Trust*	—	20,024,012	(18,611,682)	1,412,330	—	—	($692)	$245	$14,131,915
Strategic Equity Allocation	23,212,450	8,800,201	(2,110,776)	29,901,875	$6,718,706	$48,730,848	(942,107)	(11,052,702)	402,479,231
					$6,718,706	$48,730,848	($942,799)	($11,052,457)	$416,611,146

173

INVESTMENT IN AFFILIATED UNDERLYING FUNDS, CONTINUED

					Dividends and distributions
Fund	Beginning share amount	Shares purchased	Shares sold	Ending share amount	Income distributions received	Capital gain distributions received	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Ending value
Multi-Index Lifestyle Moderate Portfolio
John Hancock Collateral Trust*	—	7,272,136	(6,479,224)	792,912	—	—	($1,889)	$739	$7,933,955
Strategic Equity Allocation	3,728,451	1,564,715	(668,282)	4,624,884	$1,069,728	$7,758,747	(98,789)	(1,776,807)	62,250,937
					$1,069,728	$7,758,747	($100,678)	($1,776,068)	$70,184,892
Real Estate Securities Fund
John Hancock Collateral Trust*	558,261	2,035,846	(2,594,107)	—	—	—	$204	$228	—
Science & Technology Fund
John Hancock Collateral Trust*	767,110	8,015,314	(7,947,538)	834,886	—	—	($489)	$1,221	$8,353,956
Small Cap Stock Fund
John Hancock Collateral Trust	2,309,507	14,324,791	(15,574,230)	1,060,068	—	—	($3,720)	$3,340	$10,607,149
Small Company Value Fund
John Hancock Collateral Trust*	840,872	8,910,479	(8,250,017)	1,501,334	—	—	($908)	$2,677	$15,022,500
Strategic Equity Allocation Fund
John Hancock Collateral Trust*	7,911,058	103,913,827	(103,494,926)	8,329,959	—	—	($12,579)	$23,016	$83,350,402
U.S. Strategic Equity Allocation Fund
John Hancock Collateral Trust*	2,195,373	15,049,760	(15,659,166)	1,585,967	—	—	($4,239)	$5,810	$15,869,347

*  Refer to the Securities lending note within Note 2 for details regarding this investment.

11.  INTERFUND TRADING The funds are permitted to purchase or sell securities from or to certain other affiliated funds, as set forth in Rule 17a-7 of the 1940 Act, under specified conditions outlined in procedures adopted by the Board of Trustees of the Trust. The procedures have been designed to ensure that any purchase or sale of securities by the funds from or to another fund that is or could be considered an affiliate complies with Rule 17a-7 of the 1940 Act. Further, as defined under the procedures, each transaction is effected at the current market price. Pursuant to these procedures, for the year ended August 31, 2018 the funds engaged in securities purchases and sales with affiliated funds, some of which have different fiscal reporting periods, as follows:

Fund	Purchases	Sales
JHF II Capital Appreciation Value Fund	$17,731,903	$4,012,146
JHF II Health Sciences Fund	—	90,080
JHF II International Small Cap Fund	457,221	362,556
JHF II Mid Value Fund	535,627	442,967
JHF II Science & Technology Fund	421,112	—
JHF II Small Company Value Fund	331,230	468,767

12.  REORGANIZATION  On December 8, 2016, the shareholders of JHF II Alpha Opportunities Fund (the Acquired Fund) voted to approve an Agreement and Plan of Reorganization (the Agreement) which provided for an exchange of shares of the JHF II Mid Cap Stock Fund (the Acquiring Fund) with a value equal to the net assets transferred.

The Agreement provided for (a) the acquisition of all the assets, subject to all of the liabilities, of the Acquired Fund in exchange for shares of the Acquiring Fund with a value equal to the net assets transferred; (b) the liquidation of the Acquired Fund; and (c) the distribution to Acquired Fund’s shareholders of such Acquiring Fund’s shares. The reorganization was intended to consolidate the Acquired Fund with a fund with a similar investment objective and achieve economies of scale. As a result of the reorganization, the Acquiring Fund is the legal and accounting survivor.

Based on the opinion of tax counsel, the reorganization did not qualify as a tax-free reorganization for federal income tax purposes; however, it is not expected to be a taxable event for contract owners. Thus, the investments were transferred to the Acquiring Fund at market value. All distributable amounts of net income and realized gains from the Acquired Fund were distributed prior to the reorganization. In addition, the expenses of the reorganization were borne by the Acquired Fund. The effective time of the reorganization occurred immediately after the close of regularly scheduled trading on the New York Stock Exchange (NYSE) on March 24, 2017. The following outlines the reorganization:

Acquiring Fund	Acquired Fund	Net Asset Value of the Acquired Fund	Appreciation of the Acquired Fund’s Investment	Shares Redeemed by the Acquired Fund	Shares Issued by the Acquiring Fund	Acquiring Fund Net Assets Prior to Combination	Acquiring Fund Total Net Assets After Combination
JHF II Mid Cap Stock Fund	JHF II Alpha Opportunities Fund	$266,892,549	$12,634,289	23,300,809	13,457,544	$1,540,405,769	$1,807,298,318

See Note 6 for capital shares issued in connection with the above referenced reorganization.

13.  DIRECT PLACEMENT SECURITIES  Certain funds may hold private placement securities which are restricted as to resale and the fund has limited rights to registration under the Securities Act of 1933. Disposal may involve time-consuming negotiations and expenses, and prompt sale at an acceptable price may be difficult to achieve. The following table summarizes the direct placement securities held at August 31, 2018.

Fund	Issuer, Description	Original acquisition date	Acquisition cost	Beginning share amount	Ending share amount	Value as a percentage of fund’s net assets	Value as of 8-31-18
Health Sciences Fund	Acerta Pharma BV, Class B	2/8/2016	$146,475	4,892,850	4,892,850	0.1%	$420,296
Health Sciences Fund	Doximity, Inc.	4/10/2014	307,268	63,738	63,738	0.1%	310,404

174

DIRECT PLACEMENT SECURITIES, CONTINUED

Fund	Issuer, Description	Original acquisition date	Acquisition cost	Beginning share amount	Ending share amount	Value as a percentage of fund’s net assets	Value as of 8-31-18
Health Sciences Fund	JAND, Inc., Class A	4/23/2015	$194,538	16,938	16,938	0.1%	$277,106
Health Sciences Fund	JAND, Inc., Series D	4/23/2015	434,397	37,822	37,822	0.2%	618,768
							$1,626,574
Mid Cap Stock Fund	Coupang LLC	11/20/2014	$7,607,320	2,300,670	2,300,670	0.6%	$11,066,223
Mid Cap Stock Fund	DraftKings, Inc.	12/4/2014	3,259,192	2,143,227	2,143,227	0.3%	5,464,286
Mid Cap Stock Fund	Essence Group Holdings Corp.	5/1/2014	5,083,384	2,958,957	2,958,957	0.5%	8,433,027
Mid Cap Stock Fund	JAND, Inc., Class A	4/23/2015	635,744	57,523	57,523	0.1%	941,076
Mid Cap Stock Fund	JAND, Inc., Series D	4/23/2015	1,419,614	128,449	128,449	0.1%	2,101,426
Mid Cap Stock Fund	Lookout, Inc., Series F	7/31/2014	4,276,874	392,767	392,767	0.2%	3,287,460
Mid Cap Stock Fund	MarkLogic Corp., Series F	4/27/2015	5,713,656	507,686	507,686	0.3%	5,518,547
Mid Cap Stock Fund	Pinterest, Inc., Series G	3/16/2015	6,593,991	960,835	960,835	0.4%	6,110,911
Mid Cap Stock Fund	The Honest Company, Inc.	8/20/2014	3,966,620	142,030	142,030	0.3%	4,272,262
Mid Cap Stock Fund	Uber Technologies, Inc.	6/5/2014	12,551,361	1,336,524	809,084	2.1%	35,154,700
	Sold: 527,440 shares
Mid Cap Stock Fund	WeWork Companies, Inc., Class A	12/8/2014	250,733	41,429	15,058	0.1%	939,920
	Sold: 26,371 shares
Mid Cap Stock Fund	WeWork Companies, Inc., Series D1	12/8/2014	4,418,925	205,905	205,905	0.8%	12,852,590
Mid Cap Stock Fund	WeWork Companies, Inc., Series D2	12/8/2014	3,472,011	161,782	161,782	0.6%	10,098,432
							$106,240,860
Science & Technology Fund	Airbnb, Inc., Series E	7/14/2015	$1,526,562	16,398	16,398	0.7%	$1,643,572
Science & Technology Fund	Didi Chuxing, Inc.	10/19/2015	460,705	16,798	16,798	0.3%	855,557
							$2,499,129
Small Cap Stock Fund	DraftKings, Inc.	7/13/2015	$571,817	151,487	151,487	0.2%	$386,225
Small Cap Stock Fund	MarkLogic Corp., Series F	4/27/2015	839,997	72,325	72,325	0.3%	786,173
Small Cap Stock Fund	The Honest Company, Inc., Series D	8/3/2015	585,435	12,795	12,795	0.2%	447,697
							$1,620,095

14.  OTHER MATTERS On June 30, 2016, Science & Technology Fund received a reimbursement from T. Rowe Price Associates Inc., the fund’s subadvisor, due to a proxy voting error by the subadvisor in relation to a tender offer for shares of Dell Inc. The fund received a payment from the subadvisor of approximately $6.0 million reflecting the difference between the tender offer price of $13.75 per share and the Delaware Chancery Court’s valuation opinion of $17.62 a share, plus interest accrued at the statutory rate, and minus a pro rata share of attorneys’ fees. The reimbursement agreement with the subadvisor allowed for adjustments to the payment made to the fund should the appraisal value change at a future date. On December 14, 2017, the Delaware Supreme Court reversed and remanded the appraisal decision by the Delaware Chancery Court related to the Dell Inc. tender offer. Beginning in June 2018, settlement action between Dell Inc. and the remaining petitioners commenced. After consultation with T. Rowe Price, it became clear that the last remaining petitioners would be settling soon and that the Delaware Chancery Court action would be concluded. As a result of this consultation, on August 21, 2018, the fund accrued a loss contingency for $3.7 million based on an appraisal value of $13.83 per share plus accrued interest and the fund’s obligations under the reimbursement agreement. This is reflected as Payable to subadvisor on the Statement of assets and liabilities. The full amount was subsequently paid to the subadvisor on October 18, 2018.

175

John Hancock Funds II

Report of independent registered public accounting firm

To the Board of Trustees of John Hancock Funds II and Shareholders of John Hancock Capital Appreciation Fund, John Hancock Capital Appreciation Value Fund, John Hancock Health Sciences Fund, John Hancock International Growth Stock Fund, John Hancock International Small Cap Fund, John Hancock International Strategic Equity Allocation Fund, John Hancock International Value Fund, John Hancock Mid Cap Stock Fund, John Hancock Mid Value Fund, John Hancock Multi-Index Lifestyle Aggressive Portfolio, John Hancock Multi-Index Lifestyle Balanced Portfolio, John Hancock Multi-Index Lifestyle Conservative Portfolio, John Hancock Multi-Index Lifestyle Growth Portfolio, John Hancock Multi-Index Lifestyle Moderate Portfolio, John Hancock Real Estate Securities Fund, John Hancock Science and & Technology Fund, John Hancock Small Cap Stock Fund, John Hancock Small Company Value Fund, John Hancock Strategic Equity Allocation Fund, and John Hancock U.S. Strategic Equity Allocation Fund

Opinions on the Financial Statements

We have audited the accompanying statements of assets and liabilities, including the portfolio of investments, of each of the funds listed in the table below (twenty of the funds constituting John Hancock Funds II, hereafter collectively referred to as the “Funds”) as of August 31, 2018, the related statements of operations, the statements of changes in net assets, including the related notes, and the financial highlights for each of the periods listed in the table below (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds as of August 31, 2018, the results of each of their operations, the changes in each of their net assets, and each of the financial highlights for each of the periods listed in the table below in conformity with accounting principles generally accepted in the United States of America.

Individual fund comprising the John Hancock Funds II Trust	Statement of operations	Statements of changes in net assets	Financial Highlights
John Hancock Capital Appreciation Fund
John Hancock Capital Appreciation Value Fund
John Hancock Health Sciences Fund
John Hancock International Growth Stock Fund
John Hancock International Small Cap Fund
John Hancock International Value Fund
John Hancock Mid Cap Stock Fund
John Hancock Mid Value Fund
John Hancock Real Estate Securities Fund
John Hancock Science & Technology Fund
John Hancock Small Cap Stock Fund
John Hancock Small Company Value Fund
John Hancock Strategic Equity Allocation Fund
	For the year ended August 31, 2018	For the years ended August 31, 2018 and 2017	For each of the five years in the period ended August 31, 2018
John Hancock Multi-Index Lifestyle Aggressive Portfolio
John Hancock Multi-Index Lifestyle Balanced Portfolio
John Hancock Multi-Index Lifestyle Conservative Portfolio
John Hancock Multi-Index Lifestyle Growth Portfolio
John Hancock Multi-Index Lifestyle Moderate Portfolio
	For the year ended August 31, 2018	For the years ended August 31, 2018 and 2017	For the years ended August 31, 2018, 2017, 2016, and 2015, and for the period December 30, 2013 (commencement of operations) through August 31, 2014
John Hancock International Strategic Equity Allocation Fund	For the year ended August 31, 2018	For the year ended August 31, 2018 and for the period October 17, 2016 (commencement of operations) through August 31, 2017
John Hancock U.S. Strategic Equity Allocation Fund	For the year ended August 31, 2018	For the year ended August 31, 2018 and for the period September 26, 2016 (commencement of operations) through August 31, 2017

Basis for Opinions

These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of August 31, 2018 by correspondence with the custodians, transfer agents, agent banks and brokers; when replies were not received from agent banks and brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinions.

/s/ PricewaterhouseCoopers LLP
Boston, Massachusetts
October 26, 2018

We have served as the auditor of one or more investment companies in the John Hancock group of funds since 1988.

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Federal tax information (Unaudited)

For federal income tax purposes, the following information is furnished with respect to the distributions of the funds, if any, paid during its taxable year ended August 31, 2018.

Dividend Received Deduction  The funds report the maximum amount allowable of their net taxable income as eligible for the corporate dividends-received deduction.

Qualified Dividend Income  The funds report the maximum amount allowable of their net taxable income as qualified dividend income as provided in the Jobs and Growth Tax Relief Reconciliation Act of 2003.

Foreign Tax Credit  The following table details the income derived from foreign sources and the amounts the funds intend to pass through as foreign tax credits for the year ended August 31, 2018:

Fund	Foreign Sourced Income	Foreign Tax Credit
International Growth Stock Fund	$19,857,787	$1,591,069
International Small Cap Fund	12,161,261	1,209,208
International Strategic Equity Allocation Fund	44,987,742	3,767,499
International Value Fund	28,359,248	2,010,848

Long Term Capital Gains  The funds below paid the following amounts in capital gain dividends.

Fund	Capital Gains
Capital Appreciation Fund	$335,567,427
Capital Appreciation Value Fund	149,469,734
Health Sciences Fund	50,066,924
International Strategic Equity Allocation Fund	17,350,577
Mid Cap Stock Fund	114,549,175
Mid Value Fund	48,414,967
Multi-Index Lifestyle Aggressive	9,229,086
Multi-Index Lifestyle Balanced	16,022,001
Multi-Index Lifestyle Conservative	1,281,104
Multi-Index Lifestyle Growth	18,870,105
Multi-Index Lifestyle Moderate	2,765,046
Real Estate Securities Fund	25,590,309
Science & Technology Fund	134,936,178
Small Cap Stock Fund	5,712,098
Small Company Value Fund	29,569,001
Strategic Equity Allocation Fund	912,034,609
U.S. Strategic Equity Allocation Fund	29,341,500

Please consult a tax advisor regarding the tax consequences of your investment in the fund.

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Evaluation of advisory and subadvisory agreements by the board of trustees

This section describes the evaluation by the Board of Trustees (the “Board”) of John Hancock Funds II (the “Trust”) of the Advisory Agreement (the “Advisory Agreement”) with John Hancock Advisers, LLC (the “Advisor”) and each of the Subadvisory Agreements (collectively, the “Subadvisory Agreements”) with respect to each of the portfolios of the Trust included in this report (the “Funds”). The Advisory Agreement and Subadvisory Agreements are collectively referred to as the Agreements. Prior to the June 18-21, 2018 in-person meeting at which the Agreements were approved, the Board also discussed and considered information regarding the proposed continuation of the Agreements at an in-person meeting held on May 29-31, 2018.

Approval of Advisory and Subadvisory Agreements

At in-person meetings held on June 18-21, 2018, the Board, including the Trustees who are not parties to any Agreement or considered to be interested persons of the Trust under the Investment Company Act of 1940, as amended (the 1940 Act) (the “Independent Trustees”), reapproved for an annual period, the continuation of the Advisory Agreement between the Trust and the Advisor and the applicable Subadvisory Agreements between the Advisor and the investment subadvisors (each, “Subadvisor” and collectively, the “Subadvisors”) with respect to each of the Funds identified below in Appendix A.

In considering the Advisory Agreement and the Subadvisory Agreements with respect to each Fund, the Board received in advance of the meetings a variety of materials relating to each Fund, the Advisor and each Subadvisor, including comparative performance, fee and expense information for peer groups of similar mutual funds prepared by an independent third-party provider of mutual fund data; performance information for the Funds’ benchmark indices; and, with respect to each Subadvisor, comparative performance information for comparably managed accounts, as applicable; and other information provided by the Advisor and the Subadvisors regarding the nature, extent and quality of services provided by the Advisor and the Subadvisors under their respective Agreements, as well as information regarding the Advisor’s revenues and costs of providing services to the Funds and any compensation paid to affiliates of the Advisor. At the meetings at which the renewal of the Advisory Agreement and Subadvisory Agreements are considered, particular focus is given to information concerning Fund performance, comparability of fees and total expenses, and profitability. However, the Board notes that the evaluation process with respect to the Advisor and the Subadvisors is an ongoing one. In this regard, the Board also took into account discussions with management and information provided to the Board (including its various committees) at prior meetings with respect to the services provided by the Advisor and the Subadvisors to the Funds, including quarterly performance reports prepared by management containing reviews of investment results, and prior presentations from the Subadvisors with respect to the Funds they manage. The information received and considered by the Board in connection with the May and June meetings and throughout the year was both written and oral. The Board noted the affiliation of certain of the Subadvisors with the Advisor, noting any potential conflicts of interest. The Board also considered the nature, quality, and extent of the services, if any, to be provided to the Funds by the Advisor’s affiliates, including distribution services. The Board considered the Advisory Agreement and the Subadvisory Agreement separately in the course of its review. In doing so, the Board noted the respective roles of the Advisor and Subadvisor in providing services to the Funds. In addition, although the Board approved the renewal of the Agreements for all the Funds at the June meeting, the Board considered each Fund separately.

Throughout the process, the Board asked questions of and requested additional information from management. The Board is assisted by counsel for the Trust and the Independent Trustees are also separately assisted by independent legal counsel throughout the process. The Independent Trustees also received a memorandum from their independent legal counsel discussing the legal standards for their consideration of the proposed continuation of the Agreements and discussed the proposed continuation of the Agreements in private sessions with their independent legal counsel at which no representatives of management were present.

Approval of Advisory Agreement

In approving the Advisory Agreement with respect to each Fund, the Board, including the Independent Trustees, considered a variety of factors, including those discussed below. The Board also considered other factors (including conditions and trends prevailing generally in the economy, the securities markets and the industry) and did not treat any single factor as determinative, and each Trustee may have attributed different weights to different factors. The Board’s conclusions may be based in part on its consideration of the advisory and subadvisory arrangements in prior years and on the Board’s ongoing regular review of Fund performance and operations throughout the year.

Nature, Extent and Quality of Services. Among the information received by the Board from the Advisor relating to the nature, extent and quality of services provided to the Funds, the Board reviewed information provided by the Advisor relating to its operations and personnel, descriptions of its organizational and management structure, and information regarding the Advisor’s compliance and regulatory history, including its Form ADV. The Board also noted that on a regular basis it receives and reviews information from the Trust’s Chief Compliance Officer (“CCO”) regarding the Funds’ compliance policies and procedures established pursuant to Rule 38a-1 under the 1940 Act. The Board observed that the scope of services provided by the Advisor, and of the undertakings required of the Advisor in connection with those services, including maintaining and monitoring its own and the fund’s compliance programs, risk management programs, liquidity management programs and cybersecurity programs, had expanded over time as a result of regulatory, market and other developments. The Board considered that the Advisor is responsible for the management of the day-to-day operations of the Funds, including but not limited to, general supervision of and coordination of the services provided by the Subadvisors, and is also responsible for monitoring and reviewing the activities of the Subadvisors and other third-party service providers. The Board also considered the significant risk assumed by the Advisor in connection with the services provided to the Funds including entrepreneurial risk in sponsoring new Funds and ongoing risks including investment, operational, enterprise, litigation, regulatory and compliance risks with respect to all Funds.

In considering the nature, extent and quality of the services provided by the Advisor, the Trustees also took into account their knowledge of the Advisor’s management and the quality of the performance of the Advisor’s duties, through Board meetings, discussions and reports during the preceding year and through each Trustee’s experience as a Trustee of the Trust and of the other trusts in the complex.

In the course of their deliberations regarding the Advisory Agreement, the Board considered, among other things:

(a)  the skills and competency with which the Advisor has in the past managed the Trust’s affairs and its subadvisory relationships, the Advisor’s oversight and monitoring of the Subadvisors’ investment performance and compliance programs, such as the Subadvisors’ compliance with fund policies and objectives, review of brokerage matters including with respect to trade allocation and best execution, and the Advisor’s timeliness in responding to performance issues;

(b)  the background, qualifications and skills of the Advisor’s personnel;

(c)  the Advisor’s compliance policies and procedures and its responsiveness to regulatory changes and fund industry developments;

(d)  the Advisor’s administrative capabilities, including its ability to supervise the other service providers for the Funds, as well as the Advisor’s oversight of any securities lending activity, its monitoring of class action litigation and collection of class action settlements on behalf of the fund, and bringing loss recovery actions on behalf of the fund;

(e)  the financial condition of the Advisor and whether it has the financial wherewithal to provide a high level and quality of services to the Funds;

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(f)  the Advisor’s initiative intended to improve various aspects of the Trust’s operations and investor experience with the Funds; and

(g)  the Advisor’s reputation and experience in serving as an investment adviser to the Trust and the benefit to shareholders of investing in funds that are part of a family of funds offering a variety of investments.

The Board concluded that the Advisor may reasonably be expected to continue to provide a high quality of services under the Advisory Agreement with respect to the Funds.

Investment Performance. In considering each Fund’s performance, the Board noted that it reviews at its regularly scheduled meetings information about the Funds’ performance results. In connection with the consideration of the Advisory Agreement, the Board:

(a)  reviewed information prepared by management regarding the Funds’ performance;

(b)  considered the comparative performance of each Fund’s respective benchmark;

(c)  considered the performance of comparable funds, if any, as included in the report prepared by an independent third-party provider of mutual fund data; and

(d)  took into account the Advisor’s analysis of each Fund’s performance and its plans and recommendations regarding the Trust’s subadvisory arrangements generally and with respect to particular Funds.

The Board noted that while it found the data provided by the independent third-party generally useful it recognized its limitations, including in particular that the data may vary depending on the end date selected and that the results of the performance comparisons may vary depending on the selection of the peer group. The Board reviewed Fund performance against each Fund’s respective benchmarks and also concluded that the performance of each of the Funds has generally been in line with or generally outperformed the historical performance of comparable funds and/or each Fund’s respective benchmark, with certain exceptions noted in Appendix A. In such cases, the Board concluded that such performance is being monitored and reasonably addressed, where appropriate.

Fees and Expenses. The Board reviewed comparative information prepared by an independent third-party provider of mutual fund data including, among other data, each Fund’s contractual and net management fees (and subadvisory fees, to the extent available) and total expenses as compared to similarly situated investment companies deemed to be comparable to the Fund in light of the nature, extent and quality of the management and advisory and subadvisory services provided by the Advisor and the Subadvisor. The Board considered each Fund’s ranking within a smaller group of peer funds chosen by the independent third-party provider, as well as the Fund’s ranking within broader groups of funds. In comparing each Fund’s contractual and net management fees to that of comparable funds, the Board noted that such fees include both advisory and administrative costs.

The Board took into account management’s discussion of the Funds’ expenses. The Board took into account management’s discussion with respect to the overall management fee and the fees of the Subadvisor, including the amount of the advisory fee retained by the Advisor after payment of the subadvisory fee, in each case in light of the services rendered for those amounts and the risks undertaken by the Advisor. The Board also noted that the Advisor pays the subadvisory fees of the Funds, and that such fees are negotiated at arm’s length with respect to the unaffiliated Subadvisors. The Board also took into account that management had agreed to implement an overall fee waiver across the complex, which is discussed further below. The Board also noted management’s discussion of the Funds’ expenses, as well as any actions taken over the past several years to reduce the Funds’ operating expenses. The Board reviewed information provided by the Advisor concerning investment advisory fee charged by the Advisor or one of its advisory affiliates to other clients (including other funds in the complex) having similar investment mandates, if any. The Board considered any differences between the Advisor’s and each Subadvisor’s services to a Fund and the services they provide to other comparable clients or funds. The Board concluded that the advisory fee paid with respect to each of the Funds is reasonable in light of the nature, extent and quality of the services provided to the Funds under the Advisory Agreement.

In addition, in the case of the Multi-Index Lifestyle Funds (each a “Fund of Funds”), the Trustees reviewed the advisory fee to be paid to the Advisor for each Fund of Funds, and concluded that such fee is based on services provided that are in addition to, rather than duplicative of, the services provided pursuant to the advisory agreements for the underlying funds of the Fund of Funds, and that the additional services are necessary because of the differences between the investment policies, strategies and techniques of a Fund of Funds and those of its underlying funds.

Profitability/Fall out benefits. In considering the costs of the services to be provided and the profits to be realized by the Advisor and its affiliates (including the Subadvisors that are affiliated with the Advisor) from the Advisor’s relationship with the Trust, the Board:

(a)  reviewed financial information of the Advisor;

(b)  reviewed and considered information presented by the Advisor regarding the net profitability to the Advisor and its affiliates, of each Fund;

(c)  received and reviewed profitability information with respect to the John Hancock fund complex as a whole and with respect to each Fund;

(d)  received information with respect to the Advisor’s allocation methodologies used in preparing the profitability data and considered that the Advisor hired an independent third-party consultant to provide an analysis of the Advisor’s allocation methodologies;

(e)  considered that the John Hancock insurance companies that are affiliates of the Advisor, as shareholders of the Trust directly or through their separate accounts, receive certain tax credits or deductions relating to foreign taxes paid and dividends received by certain Funds of the Trust and noted that these tax benefits, which are not available to participants in qualified retirement plans under applicable income tax law, are reflected in the profitability analysis reviewed by the Board;

(f)  considered that the Advisor also provides administrative services to the Funds on a cost basis pursuant to an administrative services agreement;

(g)  noted that certain of the Funds’ Subadvisors are affiliates of the Advisor;

(h)  noted that affiliates of the Advisor provide transfer agency services and distribution services to the fund, and that the fund’s distributor also receives Rule 12b-1 payments to support distribution of the fund;

(i)   noted that the Advisor also derives reputational and other indirect benefits from providing advisory services to the Funds;

(j)  noted that the subadvisory fees for the Funds are paid by the Advisor and are negotiated at arms’ length with respect to the unaffiliated Subadvisors;

(k)  with respect to each Fund of Funds, the Board noted that the advisory fee is in addition to the fees received by the Advisor and its affiliates with regard to the underlying portfolios in which each Fund of Funds may invest;

(l)  considered the Advisor’s ongoing costs and expenditures necessary to improve services, meet new regulatory and compliance requirements, and adapt to other challenges impacting the fund industry; and

(m)  considered that the Advisor should be entitled to earn a reasonable level of profits in exchange for the level of services it provides to each Fund and the risks that it assumes as Advisor, including entrepreneurial, operational, reputational, litigation and regulatory risk.

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Based upon its review, the Board concluded that the level of profitability, if any, of the Advisor and its affiliates (including any Subadvisors that are affiliated with the Advisor), from their relationship with each Fund was reasonable and not excessive.

Economies of Scale. In considering the extent to which a Fund may realize any economies of scale and whether fee levels reflect these economies of scale for the benefit of Fund shareholders, the Board:

(a)  considered that the Advisor has contractually agreed to waive a portion of its management fee for certain funds of the John Hancock Fund Complex, including the fund (the participating portfolios) or otherwise reimburse the expenses of the participating portfolios (the reimbursement). This waiver is based upon aggregate net assets of all the participating portfolios. The amount of the reimbursement is calculated daily and allocated among all the participating portfolios in proportion to the daily net assets of each fund. The Multi-Index Lifestyle Funds benefit from the waiver through their investment, to the extent that they invest in participating portfolios and;

(b)  reviewed the Trust’s advisory fee structure and the incorporation therein of any subadvisory fee breakpoints in the advisory fees charged and concluded that (i) most of the Funds’ fee structures contain breakpoints at the subadvisory fee level and that such breakpoints are reflected as breakpoints in the advisory fees for Funds and (ii) although economies of scale cannot be measured with precision, these arrangements permit shareholders of Funds with advisory fee breakpoints to benefit from economies of scale if those Funds grow. The Board also took into account management’s discussion of the Funds’ advisory fee structure, including with respect to those Funds that did not currently have breakpoints; and

(c)  considered the effect of the Funds’ growth in size on their performance and fees. The Board also noted that if the Funds’ assets increase over time, the Funds may realize other economies of scale.

Approval of Subadvisory Agreements

In making its determination with respect to approval of the Subadvisory Agreements, the Board reviewed:

(1)	information relating to each Subadvisor’s business, including current subadvisory services to the Trust (and other funds in the John Hancock family of funds);

(2)	the historical and current performance of each Fund and comparative performance information relating to the Fund’s benchmark and comparable funds;

(3)	the subadvisory fee for each Fund, and comparative fee information, where available, prepared by an independent third party provider of mutual fund data; and

(4)	information relating to the nature and scope of any material relationships and their significance to the Trust’s Advisor and unaffiliated Subadvisors.

Nature, Extent and Quality of Services. With respect to the services provided by each of the Subadvisors with respect to each Fund, the Board received information provided to the Board by each Subadvisor, including each Subadvisor’s Form ADV, as well as took into account information presented throughout the past year. The Board considered each Subadvisor’s current level of staffing and its overall resources, as well as received information relating to a Subadvisor’s compensation program. The Board reviewed each Subadvisor’s history and investment experience, as well as information regarding the qualifications, background and responsibilities of each Subadvisor’s investment and compliance personnel who provide services to the Funds. The Board also considered, among other things, each Subadvisor’s compliance program and any disciplinary history. The Board also considered each Subadvisor’s risk assessment and monitoring process. The Board reviewed each Subadvisor’s regulatory history, including whether it was involved in any regulatory actions or investigations as well as material litigation, and any settlements and amelioratory actions undertaken, as appropriate. The Board noted that the Advisor conducts regular, periodic reviews of each Subadvisor and its operations, including regarding investment processes and organizational and staffing matters. The Board also noted that the CCO and his staff conduct regular, periodic compliance reviews with each of the Subadvisors and present reports to the Independent Trustees regarding the same, which includes evaluating the regulatory compliance systems of the Subadvisors and procedures reasonably designed by them to assure compliance with the federal securities laws. The Board also took into account the financial condition of each Subadvisor.

The Board considered each Subadvisor’s investment process and philosophy. The Board took into account that each Subadvisor’s responsibilities include the development and maintenance of an investment program for the applicable Fund that is consistent with the Fund’s investment objective, the selection of investment securities and the placement of orders for the purchase and sale of such securities, as well as the implementation of compliance controls related to performance of these services. The Board also received information with respect to each Subadvisor’s brokerage policies and practices, including with respect to best execution and soft dollars.

Subadvisor Compensation. In considering the cost of services to be provided by each Subadvisor and the profitability to that Subadvisor of its relationship with the Fund, the Board noted that the fees under the Subadvisory Agreements are paid by the Advisor and not the Funds. The Board also received information and took into account any other potential conflicts of interest the Advisor might have in connection with the Subadvisory Agreements. The Board also relied on the ability of the Advisor to negotiate each Subadvisory Agreement with Subadvisors that are not affiliated with the Advisor and the fees thereunder at arm’s length. As a result, the costs of the services to be provided and the profits to be realized by unaffiliated Subadvisors from their relationship with the Trust were not a material factor in the Board’s consideration of the Subadvisory Agreements.

The Board also received information regarding the nature and scope (including their significance to the Advisor and its affiliates and to unaffiliated Subadvisors) of any material relationships with respect to the unaffiliated Subadvisors, which include arrangements in which unaffiliated Subadvisors or their affiliates provide advisory, distribution or management services in connection with financial products sponsored by the Trust’s Advisor or its affiliates, and may include shares of the Trust, other registered investment companies, a 529 education savings plan, managed separate accounts and exempt group annuity contracts sold to qualified plans.

In addition, the Board considered other potential indirect benefits that the Subadvisors and their affiliates may receive from a Subadvisor’s relationship with the Fund, such as the opportunity to provide advisory services to additional funds in the John Hancock fund complex and reputational benefits.

Subadvisory Fees. The Board considered that the Fund pays an advisory fee to the Advisor and that, in turn, the Advisor pays subadvisory fees to each Subadvisor. As noted above, the Board also considered, if available, each Fund’s subadvisory fees as compared to similarly situated investment companies deemed to be comparable to the Fund as included in the report prepared by the independent third party provider of fund data, to the extent applicable. The Board noted that the limited size of the Lipper peer group was not sufficient for comparative purposes. The Board also took into account the subadvisory fees paid by the Advisor to a Subadvisor with respect to the Funds to fees charged by each Fund’s Subadvisor to manage other subadvised portfolios and portfolios not subject to regulation under the 1940 Act, as applicable.

Subadvisor Performance. As noted above, the Board considered each Fund’s performance as compared to the Fund’s respective peer group and the benchmark index and noted that the Board reviews information about the Fund’s performance results at its regularly scheduled meetings. The Board noted the Advisor’s expertise and resources in monitoring the performance, investment style, and risk-adjusted performance of each Subadvisor. The Board was mindful of the

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Advisor’s focus on each Subadvisor’s performance. The Board also noted each Subadvisor’s long-term performance record for similar accounts, as applicable.

The Board’s decision to approve the Subadvisory Agreements with respect to each Fund was based on a number of determinations, including the following:

(1)	each Subadvisor has extensive experience and demonstrated skills as a manager;

(2)	although not without variation, the performance of each Fund managed by a Subadvisor generally has been in line with or outperformed the historical performance of comparable funds and/or each Fund’s respective benchmark, with the exceptions noted in Appendix A (with respect to such exceptions, the Board concluded that performance is being monitored and reasonably addressed);

(3)	the subadvisory fees are reasonable in relation to the level and quality of services being provided under the Subadvisory Agreements; and

(4)	the subadvisory fees are paid by the Advisor and not the Funds, and that the fee structure for certain of the Funds contains breakpoints, certain breakpoints are reflected as breakpoints in the advisory fees for the Funds in order to permit shareholders to benefit from economies of scale if those Funds grow.

In addition, in the case of each Fund of Funds, the Trustees reviewed the subadvisory fee to be paid to the Subadvisor for the Fund of Funds and concluded that the subadvisory fee to be paid to the Subadvisor with respect to each Fund of Funds is based on services provided that are in addition to, rather than duplicative of, the services provided pursuant to the subadvisory agreements for the underlying portfolios of the Fund of Funds and that the additional services are necessary because of the differences between the investment policies, strategies and techniques of a Fund of Funds and those of its underlying portfolios. Additional information relating to each Fund’s fees and expenses and performance that the Board considered in approving the Advisory Agreement and Subadvisory Agreements for a particular Fund is set forth in Appendix A.

* * *

Based on the Board’s evaluation of all factors that the Board deemed to be material, including those factors described above, the Board, including the Independent Trustees, concluded that renewal of the Advisory Agreement and each of the Subadvisory Agreements with respect to each Fund would be in the best interest of each of the respective Funds and its shareholders. Accordingly, the Board, and the Independent Trustees voting separately, approved the Advisory Agreement and Subadvisory Agreements with respect to each Fund for an additional one-year period.

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Appendix A

Portfolio (subadvisors)	Performance of fund, as of 12.31.2017	Fees and expenses	Comments

JHF II Capital Appreciation Fund (Jennison Associates LLC)	Benchmark Index — The fund outperformed for the one-, three-, five- and ten-year periods. Lipper Category — The fund outperformed the average for the one-, three-, five- and ten-year periods.
The Subadvisory fee for the fund is lower than the peer group median.

Net management fees for this fund are lower than the peer group median.

Total expenses for this fund are lower than the peer group median.

The Board took into account management’s discussion of the fund’s performance, including the favorable performance relative to benchmark index and the peer group for the one-, three-, five- and ten-year periods.

JHF II Capital Appreciation Value Fund (T. Rowe Price Associates, Inc.)
Benchmark Index — The fund outperformed for the one-, three- and five-year periods.
Lipper Category — The fund underperformed the average for the one-year period and outperformed the average for the three- and five-year periods.

Subadvisory fee comparative data not provided due to limited size of Lipper peer group for this purpose.
Net management fees for this fund are higher than the peer group median.

Total expenses for this fund are lower than the peer group median.

The Board took into account management’s discussion of the fund’s performance, including the favorable performance relative to the benchmark index for the one-, three- and five-year periods and to the peer group for the three- and five-year periods.

The Board took into account management’s discussion of the fund’s expenses.

JHF II Health Sciences Fund (T. Rowe Price Associates, Inc.)	Benchmark Index — The fund outperformed for the one-, three- and five-year periods. Lipper Category — The fund outperformed the average for the one-, three- and five-year periods.
Subadvisor fee comparative data not provided due to limited size of Lipper peer group for this purpose.

Net management fees for this fund are equal to the peer group median.

Total expenses for this fund are lower than the peer group median.

The Board took into account management’s discussion of the fund’s performance, including the favorable performance relative to the benchmark index and to the peer group for the one-, three- and five-year periods.

JHF II International Growth Stock Fund (Invesco Advisers, Inc.)
Benchmark Index — The fund underperformed for the one-, three- and five-year periods.

Lipper Category — The fund underperformed the average for the one- and three-year periods and outperformed the average for the five-year period.

The Subadvisory fee for the fund is lower than the peer group median.

Net management fees for this fund are lower than the peer group median.

Total expenses for this fund are lower than the peer group median.
The Board took into account management’s discussion of the fund’s performance, including the favorable performance relative to the peer group for the five-year period.

JHF II International Small Cap Fund (Franklin Templeton Investments Corp.)
Benchmark Index — The fund outperformed for the one-year period and underperformed for the three-, five- and ten-year periods.

Lipper Category — The fund outperformed the average for the one-year period and underperformed the average for the three-, five-, and ten-year periods.

Subadvisor fee comparative data not provided due to limited size of Lipper peer group for this purpose.

Net management fees for this fund are higher than the peer group median.

Total expenses for this fund are lower than the peer group median.

The Board took into account management’s discussion of the fund’s performance, including the favorable performance relative to the benchmark index and to the peer group for the one-year period.

The Board took into account management’s discussion of the fund’s expenses.

182

John Hancock Funds II

Appendix A

Portfolio (subadvisors)	Performance of fund, as of 12.31.2017	Fees and expenses	Comments

JHF II International Strategic Equity Allocation Fund (Manulife Asset Management (United States))	Benchmark Index- The fund underperformed for the one-year period. Lipper Category- The fund outperformed the average for the one-year period.
Subadvisor fee comparative data not provided due to limited size of Lipper peer group for this purpose.

Net management fees for this fund are lower than the peer group median.

Total expenses for this fund are lower than the peer group median.

The Board took into account management’s discussion of the fund’s performance, including the favorable performance relative to the peer group for the one-year period.

The Board also noted the relatively short performance history of the fund.

JHF II International Value Fund (Templeton Investment Counsel, LLC)
Benchmark Index — The fund underperformed for the one-, three-, five and ten-year periods.

Lipper Category — The fund underperformed the average for the one-, three- and five-year periods and outperformed the average for ten-year period.

Subadvisor fee comparative data not provided due to limited size of Lipper peer group for this purpose.

Net management fees for this fund are higher than the peer group median.

Total expenses for this fund are lower than the peer group median.

The Board took into account management’s discussion of the fund’s performance, including the favorable performance relative to the peer group for the ten- year period.

The Board took into account management’s discussion of the fund’s expenses.

JHF II Mid Cap Stock Fund (Wellington Management Company, LLP)
Benchmark Index — The fund outperformed for the one-year period and underperformed for the three-, five- and ten-year periods.

Lipper Category — The fund outperformed the average for the one-, three- and five-year periods and underperformed the average for the ten-year period.

Subadvisor fee comparative data not provided due to limited size of Lipper peer group for this purpose.

Net management fees for this fund are higher than the peer group median.

Total expenses for this fund are lower than the peer group median.

The Board took into account management’s discussion of the fund’s performance, including the favorable performance relative to the benchmark for the one-year period and the peer group for the one-, three- and five-year periods.

The Board took into account management’s discussion of the fund’s expenses.

JHF II Mid Value Fund (T. Rowe Price Associates, Inc.)
Benchmark Index — The fund underperformed for the one- and five-year periods and outperformed for the three-year period.

Lipper Category — The fund underperformed for the average for the one-year period and outperformed for the average for the three- and five-year periods.

Subadvisor fee comparative data not provided due to limited size of Lipper peer group for this purpose.

Net management fees for this fund are higher than the peer group median.

Total expenses for this fund are higher than the peer group median.

The Board took into account management’s discussion of the fund’s performance, including the favorable performance relative to the benchmark index for the three-year period and to the peer group for the three- and five-year periods.

The Board took into account management’s discussion of the fund’s expenses.

183

John Hancock Funds II

Appendix A

Portfolio (subadvisors)	Performance of fund, as of 12.31.2017	Fees and expenses	Comments

Multi-Index Lifestyle Aggressive Portfolio (Manulife Asset Management (US)) (Manulife Asset Management (North America))	Benchmark Index-The fund underperformed for the one- and three-year periods. Lipper Category-The fund outperformed the average for the one- and three-year periods.
Subadvisory fee comparative data not provided due to limited size of Lipper peer group for this purpose.

Net management fees for this fund are higher than the peer group median.

Total expenses for this fund are lower than the peer group median.

The Board took into account management’s discussion of the fund’s performance, including the favorable performance relative to the peer group for the one- and three-year periods.

The Board took into account management’s discussion of the fund’s expenses.

Multi-Index Lifestyle Balanced Portfolio (Manulife Asset Management (US)) (Manulife Asset Management (North America))	Benchmark Index-The fund underperformed for the one- and three-year periods. Lipper Category-The fund outperformed the average for the one- and three-year periods.
Subadvisory fee comparative data not provided due to limited size of Lipper peer group for this purpose.

Net management fees for this fund are higher than the peer group median.

Total expenses for this fund are lower than the peer group median.

The Board took into account management’s discussion of the fund’s performance, including the favorable performance relative to the peer group for the one- and three-year periods.

The Board took into account management’s discussion of the fund’s expenses.

Multi-Index Lifestyle Conservative Portfolio (Manulife Asset Management (US)) (Manulife Asset Management (North America))	Benchmark Index-The fund underperformed for the one- and three-year periods. Lipper Category-The fund underperformed the average for the one- and three-year periods.
Subadvisory fee comparative data not provided due to limited size of Lipper peer group for this purpose.

Net management fees for this fund are higher than the peer group median.

Total expenses for this fund are lower than the peer group median.
The Board took into account management’s discussion of the fund’s performance. The Board took into account management’s discussion of the fund’s expenses.

Multi-Index Lifestyle Growth Portfolio (Manulife Asset Management (US)) (Manulife Asset Management (North America))	Benchmark Index-The fund underperformed for the one- and three-year periods. Lipper Category-The fund outperformed the average for the one- and three-year periods.
Subadvisory fee comparative data not provided due to limited size of Lipper peer group for this purpose.

Net management fees for this fund are higher than the peer group median.

Total expenses for this fund are lower than the peer group median.

The Board took into account management’s discussion of the fund’s performance, including the favorable performance relative to the peer group for the one- and three-year periods.

The Board took into account management’s discussion of the fund’s expenses.

Multi-Index Lifestyle Moderate Portfolio (Manulife Asset Management (US)) (Manulife Asset Management (North America))	Benchmark Index-The fund underperformed for the one- and three-year periods. Lipper Category-The fund underperformed the average for the one- and three-year periods.
Subadvisory fee comparative data not provided due to limited size of Lipper peer group for this purpose.

Net management fees for this fund are higher than the peer group median.

Total expenses for this fund are lower than the peer group median.
The Board took into account management’s discussion of the fund’s performance. The Board took into account management’s discussion of the fund’s expenses.

184

John Hancock Funds II

Appendix A

Portfolio (subadvisors)	Performance of fund, as of 12.31.2017	Fees and expenses	Comments

JHF II Real Estate Securities Fund (Deutsche Investment Management Americas Inc./RREEF America LLC)
Benchmark Index — The fund outperformed for the one-year period and underperformed for the three-, five- and ten-year periods.

Lipper Category — The fund outperformed the average for the one-, three-, five- and ten-year periods.

Subadvisory fee comparative data not provided due to limited size of Lipper peer group for this purpose.

Net management fees for this fund are lower than the peer group median.

Total expenses for this fund are lower than the peer group median.

The Board took into account management’s discussion of the fund’s performance, including the favorable performance relative to the benchmark for the one-year period and to the peer group for the one-, three-, five- and ten-year periods.

JHF II Science & Technology Fund (Allianz Global Investors U.S. LLC) (T. Rowe Price Associates, Inc.)	Benchmark Index — The fund outperformed for the one- and three-year periods. Lipper Category — The fund outperformed the average for the one- and three-year periods.
Subadvisor fee comparative data not provided due to limited size of Lipper peer group for this purpose.

Net management fees for this fund are higher than the peer group median.

Total expenses for this fund are higher than the peer group median.

The Board took into account management’s discussion of the fund’s performance, including the favorable performance relative to the benchmark index and to the peer group for the one- and three- year periods.

The Board took into account management’s discussion of the fund’s expenses.

JHF II Small Cap Stock Fund (Wellington Management Company, LLP)
Benchmark Index- The fund outperformed for the one-year period and underperformed for the three- and five-year periods.

Lipper Category- The fund outperformed the average for the one-year period and underperformed the average for the three- and five-year periods.

Subadvisor fee comparative data not provided due to limited size of Lipper peer group for this purpose.

Net management fees for this fund are higher than the peer group median.

Total expenses for this fund are higher than the peer group median.

The Board took into account management’s discussion of the fund’s performance, including the favorable performance relative to the benchmark index and to the peer group for the one-year period.

The Board took into account management’s discussion of the fund’s expenses.

JHF II Small Company Value Fund (T. Rowe Price Associates, Inc.)
Benchmark Index — The fund outperformed for the one-, three- and ten-year periods and underperformed for the five-year period.

Lipper Category — The fund underperformed the average for the one-and five-year periods and outperformed the average for the three-and ten-year periods.

The Subadvisory fee for the fund is higher than the peer group median.

Subadvisor fee comparative data not provided due to limited size of Lipper peer group for this purpose.

Net management fees for this fund are higher than the peer group median.

Total expenses for this fund are lower than the peer group median.

The Board took into account management’s discussion of the fund’s performance including the favorable performance relative to the benchmark index for the one-, three- and ten-year periods and to the peer group for the three- and ten-year periods.

The Board took into account management’s discussion of the fund’s expenses.

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Appendix A

Portfolio (subadvisors)	Performance of fund, as of 12.31.2017	Fees and expenses	Comments

JHF II Strategic Equity Allocation Fund (Manulife Asset Management (United States))
Benchmark Index — The fund underperformed for the one-, three- and five-year periods.

Lipper Category — The fund underperformed the average for the one-year period and outperformed the average for the three- and five-year period.

Subadvisor fee comparative data not provided due to limited size of Lipper peer group for this purpose.

Net management fees for this fund are lower than the peer group median.

Total expenses for this fund are lower than the peer group median.
The Board took into account management’s discussion of the fund’s performance, including the favorable performance relative to the peer group for the three- and five-year periods.

JHF II U.S. Strategic Equity Allocation Fund (Manulife Asset Management (United States))	Benchmark Index- The fund underperformed for the one-year period. Lipper Category- The fund outperformed for the one-year period.
Subadvisor fee comparative data not provided due to limited size of Lipper peer group for this purpose.

Net management fees for this fund are lower than the peer group median.

Total expenses for this fund are lower than the peer group median.

The Board took into account management’s discussion of the fund’s performance, including the favorable performance relative to the peer group for the one-year period.

The Board also noted the relatively short performance history of the fund.

186

John Hancock Funds II

Trustees and officers information

This chart provides information about the Trustees and Officers of John Hancock Funds II who oversee your John Hancock funds. Officers elected by the Trustees manage the day-to-day operations of the Funds and execute policies formulated by the Trustees.

INDEPENDENT TRUSTEES

Name, Year of Birth	Position with the Trust[1]	Principal Occupation(s) and Other Directorships During Past Five Years
Hassell H. McClellan Born: 1945	Trustee (since 2005) and Chairperson of the Board (since 2017)
Director/Trustee, Virtus Funds (since 2008); Director, The Barnes Group (since 2010); Associate Professor, The Wallace E. Carroll School of Management, Boston College (retired 2013).

Trustee (since 2014) and Chairperson of the Board (since 2017), John Hancock Collateral Trust; Trustee (since 2015) and Chairperson of the Board (since 2017), John Hancock Exchange-Traded Fund Trust; Trustee (since 2012) and Chairperson of the Board (since 2017), John Hancock retail funds[2]; Trustee (2005–2006 and since 2012) and Chairperson of the Board (since 2017), John Hancock Funds III; Trustee (since 2005) and Chairperson of the Board (since 2017), John Hancock Variable Insurance Trust and John Hancock Funds II.

Charles L. Bardelis[3] Born: 1941	Trustee (since 2005)
Director, Island Commuter Corp. (marine transport).

Trustee, John Hancock Collateral Trust (since 2014); Trustee, John Hancock Exchange-Traded Fund Trust (since 2015); Trustee, John Hancock retail funds[2] (since 2012); Trustee, John Hancock Funds III (2005–2006 and since 2012); Trustee, John Hancock Variable Insurance Trust (since 1988); Trustee, John Hancock Funds II (since 2005).

James R. Boyle Born: 1959	Trustee (since 2015)
Chief Executive Officer, Foresters Financial (since 2018); Chairman and Chief Executive Officer, Zillion Group, Inc. (formerly HealthFleet, Inc.) (healthcare) (2014–2018); Executive Vice President and Chief Executive Officer, U.S. Life Insurance Division of Genworth Financial, Inc. (insurance) (January 2014–July 2014); Senior Executive Vice President, Manulife Financial Corporation, President and Chief Executive Officer, John Hancock (1999–2012); Chairman and Director, John Hancock Advisers, LLC, John Hancock Funds, LLC, and John Hancock Investment Management Services, LLC (2005–2010).

Trustee, John Hancock Collateral Trust and John Hancock Exchange-Traded Fund Trust (since 2015); Trustee, John Hancock retail funds[2] (2005–2010; 2012–2014 and since 2015); Trustee, John Hancock Variable Insurance Trust and John Hancock Funds II (2005–2014 and since 2015).

Peter S. Burgess[3] Born: 1942	Trustee (since 2005)
Consultant (financial, accounting, and auditing matters) (since 1999); Certified Public Accountant; Partner, Arthur Andersen (independent public accounting firm) (prior to 1999); Director, Lincoln Educational Services Corporation (since 2004); Director, Symetra Financial Corporation (2010–2016); Director, PMA Capital Corporation (2004–2010).

Trustee, John Hancock Collateral Trust (since 2014); Trustee, John Hancock Exchange-Traded Fund Trust (since 2015); Trustee, John Hancock retail funds[2] (since 2012); Trustee, John Hancock Funds III (2005–2006 and since 2012); Trustee, John Hancock Variable Insurance Trust and John Hancock Funds II (since 2005).

187

John Hancock Funds II

Trustees and officers information

Name, Year of Birth	Position with the Trust[1]	Principal Occupation(s) and Other Directorships During Past Five Years
William H. Cunningham Born: 1944	Trustee (since 2012 and 2005-2006)
Professor, University of Texas, Austin, Texas (since 1971); former Chancellor, University of Texas System and former President of the University of Texas, Austin, Texas; Chairman (since 2009) and Director (since 2006), Lincoln National Corporation (insurance); Director, Southwest Airlines (since 2000); former Director, LIN Television (2009–2014).

Trustee, John Hancock retail funds[2] (since 1986); Trustee, John Hancock Variable Insurance Trust (since 2012); Trustee, John Hancock Funds II (2005–2006 and since 2012); Trustee, John Hancock Collateral Trust (since 2014); Trustee, John Hancock Exchange-Traded Fund Trust (since 2015).

Grace K. Fey Born: 1946	Trustee (since 2008)
Chief Executive Officer, Grace Fey Advisors (since 2007); Director and Executive Vice President, Frontier Capital Management Company (1988–2007); Director, Fiduciary Trust (since 2009).

Trustee, John Hancock Collateral Trust (since 2014); Trustee, John Hancock Exchange-Traded Fund Trust (since 2015); Trustee, John Hancock retail funds[2] (since 2012); Trustee, John Hancock Variable Insurance Trust and John Hancock Funds II (since 2008).

Theron S. Hoffman[3] Born: 1947	Trustee (since 2008)
Chief Executive Officer, T. Hoffman Associates, LLC (consulting firm) (since 2003); Director, The Todd Organization (consulting firm) (2003–2010); President, Westport Resources Management (investment management consulting firm) (2006–2008); Senior Managing Director, Partner, and Operating Head, Putnam Investments (2000–2003); Executive Vice President, The Thomson Corp. (financial and legal information publishing) (1997–2000).

Trustee, John Hancock Collateral Trust (since 2014); Trustee, John Hancock Exchange-Traded Fund Trust (since 2015); Trustee, John Hancock retail funds[2] (since 2012); Trustee, John Hancock Variable Insurance Trust and John Hancock Funds II (since 2008).

Deborah C. Jackson Born: 1952	Trustee (since 2012)
President, Cambridge College, Cambridge, Massachusetts (since 2011); Board of Directors, National Association of Corporate Directors/New England (since 2015); Board of Directors, Association of Independent Colleges and Universities of Massachusetts (since 2014); Chief Executive Officer, American Red Cross of Massachusetts Bay (2002–2011); Board of Directors of Eastern Bank Corporation (since 2001); Board of Directors of Eastern Bank Charitable Foundation (since 2001); Board of Directors of American Student Assistance Corporation (1996–2009); Board of Directors of Boston Stock Exchange (2002–2008); Board of Directors of Harvard Pilgrim Healthcare (health benefits company) (2007–2011).

Trustee, John Hancock retail funds[2] (since 2008); Trustee, John Hancock Variable Insurance Trust and John Hancock Funds II (since 2012); Trustee, John Hancock Collateral Trust (since 2014); Trustee, John Hancock Exchange-Traded Fund Trust (since 2015).

188

John Hancock Funds II

Trustees and officers information

Name, Year of Birth	Position with the Trust[1]	Principal Occupation(s) and Other Directorships During Past Five Years
James M. Oates Born: 1946	Trustee (since 2005)
Managing Director, Wydown Group (financial consulting firm) (since 1994); Chairman and Director, Emerson Investment Management, Inc. (2000–2015); Independent Chairman, Hudson Castle Group, Inc. (formerly IBEX Capital Markets, Inc.) (financial services company) (1997–2011); Director, Stifel Financial (since 1996); Director, Investor Financial Services Corporation (1995–2007); Director, Connecticut River Bancorp (1998–2014); Director/Trustee, Virtus Funds (since 1988).

Trustee (since 2014) and Chairperson of the Board (2014–2016), John Hancock Collateral Trust; Trustee (since 2015) and Chairperson of the Board (2015–2016), John Hancock Exchange-Traded Fund Trust; Trustee (since 2012) and Chairperson of the Board (2012–2016), John Hancock retail funds[2]; Trustee (2005–2006 and since 2012) and Chairperson of the Board (2012–2016), John Hancock Funds III; Trustee (since 2004) and Chairperson of the Board (2005–2016), John Hancock Variable Insurance Trust; Trustee (since 2005) and Chairperson of the Board, John Hancock Funds II (2005–2016).

Steven R. Pruchansky Born: 1944	Trustee and Vice Chairperson of the Board (since 2012)
Managing Director, Pru Realty (since 2017); Chairman and Chief Executive Officer, Greenscapes of Southwest Florida, Inc. (since 2000); Director and President, Greenscapes of Southwest Florida, Inc. (until 2000); Member, Board of Advisors, First American Bank (until 2010); Managing Director, Jon James, LLC (real estate) (since 2000); Partner, Right Funding, LLC (2014–2017); Director, First Signature Bank & Trust Company (until 1991); Director, Mast Realty Trust (until 1994); President, Maxwell Building Corp. (until 1991).

Trustee (since 1992) and Chairperson of the Board (2011–2012), John Hancock retail funds[2]; Trustee and Vice Chairperson of the Board, John Hancock retail funds, John Hancock Variable Insurance Trust and John Hancock Funds II (since 2012); Trustee, and Vice Chairperson of the Board, John Hancock Collateral Trust (2014–2017); Trustee and Vice Chairperson of the Board, John Hancock Exchange-Traded Fund Trust (since 2015).

Gregory A Russo Born: 1949	Trustee (since 2012)
Director and Audit Committee Chairman (since 2012), and Member, Audit Committee and Finance Committee (since 2011), NCH Healthcare System, Inc. (holding company for multi-entity healthcare system); Director and Member (since 2012), and Finance Committee Chairman (since 2014), The Moorings, Inc. (nonprofit continuing care community); Vice Chairman, Risk & Regulatory Matters, KPMG LLP (KPMG) (2002–2006); Vice Chairman, Industrial Markets, KPMG (1998–2002); Chairman and Treasurer, Westchester County, New York, Chamber of Commerce (1986–1992); Director, Treasurer and Chairman of Audit and Finance Committees, Putnam Hospital Center (1989–1995); Director and Chairman of Fundraising Campaign, United Way of Westchester and Putnam Counties, New York (1990–1995).

Trustee, John Hancock retail funds[2] (since 2008); Trustee, John Hancock Variable Insurance Trust and John Hancock Funds II (since 2012); Trustee, John Hancock Collateral Trust (since 2014); Trustee, John Hancock Exchange-Traded Fund Trust (since 2015).

189

John Hancock Funds II

Trustees and officers information

NON-INDEPENDENT TRUSTEES4

Name, Year of Birth	Position with the Trust[1]	Principal Occupation(s) and Other Directorships During Past Five Years
Andrew G. Arnott Born: 1971	President and Trustee (Since 2017)
Executive Vice President, John Hancock Financial Services (since 2009, including prior positions); Director and Executive Vice President, John Hancock Advisers, LLC (since 2005, including prior positions); Director and Executive Vice President, John Hancock Investment Management Services, LLC (since 2006, including prior positions); President, John Hancock Funds, LLC (since 2004, including prior positions); President, John Hancock retail funds[2], John Hancock Variable Insurance Trust and John Hancock Funds II (since 2007, including prior positions); President, John Hancock Collateral Trust and John Hancock Exchange-Traded Fund Trust (since 2014).

Trustee, John Hancock Collateral Trust, John Hancock Exchange-Traded Fund Trust, John Hancock retail funds[2], John Hancock Variable Insurance Trust, and John Hancock Funds II (since 2017).

Marianne Harrison* Born: 1963	Trustee (since 2018)
President and CEO, John Hancock (since 2017); President and CEO, Manulife Canadian Division (2013–2017); Member, Board of Directors, American Council of Life Insurers (ACLI) (since 2018); Member, Board of Directors, Communitech, an industry-led innovation center that fosters technology companies in Canada (since 2017); Member, Board of Directors, Manulife Assurance Canada (since 2015); Board Member, St. Mary’s General Hospital Foundation (since 2014); Member, Board of Directors, Manulife Bank of Canada (since 2013); Member, Standing Committee of the Canadian Life & Health Assurance Association (since 2013); Member, Board of Directors, John Hancock USA, John Hancock Life & Health, John Hancock New York (2012–2013).
Trustee, John Hancock Collateral Trust, John Hancock Exchange-Traded Fund Trust, John Hancock retail funds[3], John Hancock Variable Insurance Trust, and John Hancock Funds II (since 2018).

Warren A. Thomson Born: 1955	Trustee (since 2012)
Senior Executive Vice President and Chief Investment Officer, Manulife Financial Corporation and The Manufacturers Life Insurance Company (since 2009); Chairman, Manulife Asset Management (since 2001, including prior positions); Director and Chairman, Manulife Asset Management Limited (since 2006); Director and Chairman, Hancock Natural Resources Group, Inc. (since 2013).
Trustee, John Hancock retail funds[2], John Hancock Variable Insurance Trust and John Hancock Funds II (since 2012); Trustee, John Hancock Collateral Trust (since 2014); Trustee, John Hancock Exchange-Traded Fund Trust (since 2015).

190

John Hancock Funds II

Trustees and officers information

PRINCIPAL OFFICERS WHO ARE NOT TRUSTEES

Name, Year of Birth	Position with the Trust	Principal Occupation(s) and Other Directorships During Past Five Years
John J. Danello Born: 1955	Senior Vice President (since 2006, including prior positions); and Secretary and Chief Legal Officer (since 2014)
Vice President and Chief Counsel, John Hancock Wealth Management (since 2005); Senior Vice President (since 2007) and Chief Legal Counsel (2007–2010), John Hancock Funds, LLC and The Berkeley Financial Group, LLC; Senior Vice President (since 2006, including prior positions) and Chief Legal Officer and Secretary (since 2014), John Hancock retail funds[2], John Hancock Funds II and John Hancock Variable Insurance Trust; Senior Vice President, Secretary and Chief Legal Officer, John Hancock Collateral Trust and John Hancock Exchange-Traded Fund Trust (since 2014); Vice President, John Hancock Life & Health Insurance Company (since 2009); Vice President, John Hancock Life Insurance Company (USA) and John Hancock Life Insurance Company of New York (since 2010); and Senior Vice President, Secretary and Chief Legal Counsel (2007–2014, including prior positions) of John Hancock Advisers, LLC and John Hancock Investment Management Services, LLC.

Francis V. Knox, Jr. Born: 1947	Chief Compliance Officer (since 2005)
Vice President, John Hancock Financial Services (since 2005); Chief Compliance Officer, John Hancock retail funds[2], John Hancock Variable Insurance Trust, John Hancock Funds II, John Hancock Advisers, LLC, and John Hancock Investment Management Services, LLC (since 2005); Chief Compliance Officer, John Hancock Collateral Trust and John Hancock Exchange-Traded Fund Trust (since 2014).

Charles A. Rizzo Born: 1957	Chief Financial Officer (since 2007)
Vice President, John Hancock Financial Services (since 2008); Senior Vice President, John Hancock Advisers, LLC and John Hancock Investment Management Services, LLC (since 2008); Chief Financial Officer, John Hancock retail funds[2], John Hancock Variable Insurance Trust and John Hancock Funds II (since 2007); Chief Financial Officer, John Hancock Collateral Trust and John Hancock Exchange-Traded Fund Trust (since 2014).

Salvatore Schiavone Born: 1965	Treasurer (2007-2009 and since 2010, including prior positions)
Assistant Vice President, John Hancock Financial Services (since 2007); Vice President, John Hancock Advisers, LLC and John Hancock Investment Management Services, LLC (since 2007); Treasurer, John Hancock retail funds[2] (since 2007, including prior positions); Treasurer, John Hancock Variable Insurance Trust and John Hancock Funds II (2007–2009 and since 2010, including prior positions); Treasurer, John Hancock Collateral Trust and John Hancock Exchange-Traded Fund Trust (since 2014).

1	Because the Trust does not hold regular annual shareholders meetings, each Trustee holds office for an indefinite term until his/her successor is duly elected and qualified or until he/she dies, retires, resigns, is removed or becomes disqualified.
2	John Hancock retail funds currently is composed of John Hancock Funds III and 36 other John Hancock funds consisting of 26 series of other John Hancock trusts and 10 closed-end funds. The information for the John Hancock retail funds category relates to service as a Trustee or Officer for any of these funds for the stated period.
3	Member of the audit committee.
4	Because Mr. Thomson is a senior executive or director of the advisor and/or its affiliates, he is considered an “interested person” of the Trust, as defined in the Investment Company Act of 1940.

* Non-Independent Trustee, effective 6-19-18.

The business address for all Trustees and Officers is 601 Congress Street, Boston, Massachusetts 02210-2805.

The Statement of Additional Information of the fund includes additional information about members of the Board of Trustees of the Trust and is available without charge, upon request, by calling 1-800-225-5291.

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John Hancock Funds II

For more information

The Statement of Additional Information, a separate document with supplemental information not contained in the prospectus, includes additional information on the Board of Trustees and can be obtained without charge by calling 800-344-1029 or on the Securities and Exchange Commission (SEC) website at sec.gov.

PROXY VOTING POLICY A description of the trust’s proxy voting policies and procedures and information regarding how the trust voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available without charge, upon request, by calling 800-344-1029 or on the SEC website at sec.gov.

QUARTERLY PORTFOLIO DISCLOSURE The trust files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The trust’s Form N-Q is available electronically on the SEC website (sec.gov); hard copies may be reviewed and copied at the SEC’s Public Reference Room, 450 Fifth Street, N.W., Washington, DC 20549. For more information on the Public Reference Room, call 800-SEC-0330.

The report is certified under the Sarbanes-Oxley Act, which requires mutual funds and other public companies to affirm that, to the best of their knowledge, the information in their financial reports is fairly and accurately stated in all material respects.

192

John Hancock Funds II

Annual report — table of contents

Manager’s commentary and fund performance (See below for each fund’s page #)	3
Shareholder expense example	12
Portfolio of investments (See below for each fund’s page #)	13
Statements of assets and liabilities	86
Statements of operations	88
Statements of changes in net assets	90
Statement of cash flows	92
Financial highlights	93
Notes to financial statements	95
Report of independent registered public accounting firm	115
Federal tax information	116
Evaluation of advisory and subadvisory agreements by the Board of Trustees	117
Appendix A	121
Trustees and officers information	123
For more information	128

Fund	Manager’s commentary and fund performance	Portfolio of investments
Asia Pacific Total Return Bond Fund	4	13
Core Bond Fund	5	15
Global Bond Fund	6	25
High Yield Fund	7	43
Real Return Bond Fund	8	50
Short Term Government Income Fund	9	61
Total Return Fund	10	63
U.S. High Yield Bond Fund	11	79

2

John Hancock Funds II

Manager’s commentary and fund performance

Fund performance

In the following pages we have set forth information regarding the performance of certain funds of John Hancock Funds II (the Trust). There are several ways to evaluate a fund’s historical performance. One can look at the total percentage change in value, the average annual percentage change, or the growth of a hypothetical $10,000 investment. With respect to all performance information presented, it is important to understand that past performance does not guarantee future results. Return and principal fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

Performance tables

The performance tables show two types of total return information: cumulative and average annual total returns. A cumulative total return is an expression of a fund’s total change in share value in percentage terms over a set period of time—one, five, and ten years (or since the fund’s inception if less than the applicable period). An average annual total return takes the fund’s cumulative total return for a time period greater than one year and shows what would have happened if the fund had performed at a constant rate each year. The tables show all cumulative and average annual total returns, net of fees and expenses of the Trust, but do not reflect the expenses of any insurance company separate accounts (including a possible contingent deferred sales charge) that may invest in the funds, as applicable. If these were included, performance would be lower.

Graph—Change in value of $10,000 investment and comparative indexes

The performance graph for each fund (or portfolio), shows the change in value of a $10,000 investment over the life or ten-year period of each fund (or portfolio) whichever is shorter. Each fund’s (or portfolio’s) performance is compared with the performance of one or more broad-based securities indexes as a “benchmark.” All performance information includes the reinvestment of dividends and capital gain distributions, as well as the deduction of ongoing management fees and fund (or portfolio) operating expenses. The benchmarks used for comparison are unmanaged and include reinvestment of dividends and capital gains distributions, if any, but do not reflect any fees or expenses. Funds (or portfolios), that invest in multiple asset classes are compared with a customized benchmark. This benchmark comprises a set percentage allocation from each of the asset classes in which the fund invests.

Portfolio manager’s commentary

Finally, we have provided a commentary by each portfolio manager regarding each fund’s (or portfolio’s) performance during the period ended August 31, 2018. The views expressed are those of the portfolio managers as of August 31, 2018, and are subject to change based on market and other conditions. Information about a fund’s (or portfolio’s) holdings, asset allocation, or country diversification is historical and is no indication of future fund composition, which will vary. Information provided in this report should not be considered a recommendation to purchase or sell securities. The funds (or portfolios) are not insured by the Federal Deposit Insurance Corp., are not deposits or other obligations of, or guaranteed by, banks, and are subject to investment risks, including loss of principal amount invested. For a more detailed discussion of the risks associated with the funds (or portfolios), see the funds’ prospectuses.

“Bloomberg Barclays” is a registered trademark of Bloomberg LP. “J.P. Morgan” is a registered trademark of J.P. Morgan Securities LLC (the Investable Index Business). “FTSE” is a trading name of FTSE International Limited. Bank of America Merrill Lynch and its derivative and related logos are trademarks of Bank of America Corporation.

3

Asia Pacific Total Return Bond Fund

Subadvisor: John Hancock Asset Management a division of Manulife Asset Management (US) LLC (John Hancock Asset Management)
Portfolio Managers: Neal Capecci, Endre Pedersen, Jimond Wong, CFA, CPA

INVESTMENT OBJECTIVE & POLICIES  >  The fund seeks to maximize total return. The fund seeks to generate capital appreciation and income by investing at least 80% of net assets (plus borrowings for investment purposes) in a diversified portfolio of bonds issued by governments, government agencies, international organizations issuing supranational bonds, and corporate issuers in Asia and the Asian region, including Australia and New Zealand.

CHANGE IN VALUE OF $10,000 INVESTMENT AND COMPARATIVE INDEXES

Portfolio Composition*	% of Total
Corporate bonds	48.3
Foreign government obligations	38.9
U.S. Government	1.7
Other assets and liabilities, net	11.1

* As a percentage of net assets.

PORTFOLIO MANAGERS’ COMMENTARY

Performance  >  For the year ended August 31, 2018, the Asia Pacific Total Return Bond Fund Class NAV shares declined 1.05% and a blend of 50% J.P. Morgan Asia Credit Index and 50% J.P. Morgan Emerging Local Markets Plus Asia Index declined 0.40%.

Environment  >  Over the period, the U.S. Federal Reserve Board raised the federal funds rate by 25 basis points three times to between 1.75% and 2%. The 10-year US Treasury yield rose from 2.12% to 2.86% amid interest rate increases, stronger U.S. economic growth data and higher wage growth.

S&P Global Ratings downgraded China’s sovereign credit rating from AA– to A+ and indicated that a prolonged period of credit growth could increase the country’s economic and financial risk. The agency revised China’s rating outlook to stable, expecting the country to maintain its robust economic performance and improve its fiscal position. Moody’s Corp. and Fitch Ratings, Inc. upgraded Indonesia’s sovereign rating to Baa2 and BBB, respectively, citing the effectiveness of government policies in supporting economic stability. Indonesia local currency bond yields rose as Bank Indonesia raised its key interest rates to stabilize the country’s currency and financial market. Moody’s also upgraded India’s sovereign rating to Baa2 amid positive economic reforms. Indian government bond yields rose as higher oil prices fueled concerns of resurgent inflation and fiscal slippage.

Asian high-yield credit underperformed investment-grade credit amid wider credit spreads and investors’ risk-off sentiment. The JP Morgan Asian Investment Grade Corporate Bond Index returned –0.48% and the JP Morgan Asian High Yield Corporate Bond Index returned –1.57% in U.S.-dollar terms.

The fund lagged its blended reference index, which is structurally built with a greater allocation to shorter-dated instruments than traditional indexes and those instruments performed better in the period. The fund’s overweight exposure to Indonesia and India local currency bonds also detracted from performance amid a weaker currency and higher local yields.

The fund’s U.S.-dollar interest rate positioning kept it ahead of some traditional Asian bond indices and peers amid higher U.S. Treasury yields. The fund’s overall security selection in Asian corporate bonds, especially in the U.S.-dollar denominated Asian credit universe, was also a positive factor.

PERFORMANCE TABLE[1,2]	Average Annual Total Return				Cumulative Total Return
Periods Ending August 31, 2018	1-year	5-year	10-year	Since Inception	5-year	10-year	Since Inception
Asia Pacific Total Return Bond Fund Class NAV (began 1/16/13)	–1.05	3.18	—	1.40	16.93	—	8.16
J.P. Morgan Asia Credit Index[3,4]	–0.90	4.99	—	3.45	27.54	—	21.02
J.P. Morgan Emerging Local Markets Plus Asia Index[4,5]	0.06	0.77	—	–0.09	3.92	—	–0.51
Blended Index[4,6]	–0.40	2.88	—	1.68	15.23	—	9.84

1	Performance does not reflect the deduction of taxes on fund distributions or redemptions of fund shares. Past performance does not guarantee future results.
2	Since inception, a portion of the Asia Pacific Total Return Bond Fund expenses was reimbursed. If such expenses had not been reimbursed, returns would be lower.
3	The J.P. Morgan Asia Credit Index measures the performance of Asia ex Japan U.S.D. denominated bond market.
4	It is not possible to invest directly in an index. Index figures do not reflect expenses or sales charges, which would result in lower returns.
5	The J.P. Morgan Emerging Local Markets Plus Asia Index tracks total returns for local-currency-denominated money market instruments in over 20 emerging markets countries.
6	The Blended Index is 50% J.P. Morgan Asia Credit Index and 50% J.P. Morgan Emerging Local Markets Plus Asia Index.

The expense ratios of the fund, both net (including any fee waivers or expense limitations) and gross (excluding any fee waivers or expense limitations), are set forth according to the most recent publicly available prospectus for the fund and may differ from the expense ratios disclosed in the financial highlights tables in this report. For Class NAV shares the net expense equals the gross expense and is 0.80%.

4

Core Bond Fund

Subadvisor: Wells Capital Management, Inc.
Portfolio Managers: Maulik Bhansali, CFA, Thomas O’Connor, CFA, Jarad Vasquez

INVESTMENT OBJECTIVE & POLICIES  >  The fund seeks total return consisting of income and capital appreciation. Under normal market conditions, the fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in a broad range of investment grade debt securities, including U.S. Government obligations, corporate bonds, mortgage-backed and other asset-backed securities, and money market instruments.

CHANGE IN VALUE OF $10,000 INVESTMENT AND COMPARATIVE INDEX

Portfolio Composition*	% of Total
U.S. Government Agency	26.9
U.S. Government	24.0
Corporate bonds	20.8
Asset backed securities	13.3
Collateralized mortgage obligations	10.7
Foreign government obligations	0.7
Municipal bonds	0.5
Short-term investments	3.1

* As a percentage of total investments.

PORTFOLIO MANAGERS’ COMMENTARY

Performance  >  For the year ended August 31, 2018, the Core Bond Fund Class NAV shares declined 1.54% and the Bloomberg Barclays U.S. Aggregate Bond Index declined 1.05%.

Environment  >  Early in the period, trends of low volatility and a healthy risk appetite prevailed. Credit spreads continued to tighten, and the Chicago Board Options Exchange Market Volatility Index declined to single-digit territory toward year end 2017.

As we turned to 2018, investors saw negative returns for fixed income as bond yields rose sharply, driven by fears of emerging inflation and the upcoming reversal of central bank stimulus. In early February, risk sentiment shifted rapidly. U.S. Treasury yields continued their path higher and risk assets, including equities and high-yield bonds, sold off sharply due to fears about both monetary and trade policies. Credit spreads widened significantly.

Rising rates weighed on bond prices in the first part of the year, but fixed income rebounded somewhat during late spring, as U.S. Treasury yields remained fairly range bound. The 10-year Treasury ended the period at 2.86%, up from 2.12% a year earlier, and after piercing the 3.00% threshold in May. The curve of the two-year to 10-year section of the Treasury yield curve flattened to a level not seen since before the 2008 financial crisis.

As widely anticipated at its June meeting, the Fed raised its federal funds target rate by 25 bps, the third such increase since our last annual review and the second under the leadership of Chairman Jerome Powell. While appeasing those with a more hawkish bent by signaling additional increases throughout the year, the Fed continues with a somewhat dovish tone, indicating that any moves would be data-dependent and gradual, perhaps resulting in small adjustments over a more prolonged period, potentially extending into next year.

Positioning in the non-U.S. banks, non-bank financials and cable/media subsectors detracted modestly as did a small sector underweight to lower coupon mortgage backed securities (MBS), as mortgage spreads tightened.

Security selection within asset backed securities (ABS) along with an overweight, particularly in bonds backed by student loan collateral, was the largest contributor.

Consistent with our bottom-up relative value process, we maintain a neutral duration. We continue to favor an overweight to ABS on stable fundamentals in core sectors and attractive risk-adjusted valuations, while maintaining a small overweight in commercial MBS. Driven by bottom-up security selection, we shifted from an underweight position to MBS to an overweight. We maintained our neutral stance to credit. We believe we are positioned now to take advantage of security selection opportunities as they arise.

PERFORMANCE TABLE[1,2]	Average Annual Total Return			Cumulative Total Return
Periods Ending August 31, 2018	1-year	5-year	10-year	5-year	10-year
Core Bond Fund Class 1	–1.58	2.32	4.09	12.15	49.30
Core Bond Fund Class NAV	–1.54	2.37	4.14	12.45	50.00
Bloomberg Barclays U.S. Aggregate Bond Index[3,4]	–1.05	2.49	3.70	13.06	43.80

1	Performance does not reflect the deduction of taxes on fund distributions or redemptions of fund shares. Past performance does not guarantee future results.
2	Since inception, a portion of the Core Bond Fund expenses was reimbursed. If such expenses had not been reimbursed, returns would be lower.
3	The Bloomberg Barclays U.S. Aggregate Bond Index is an unmanaged index of dollar-denominated and nonconvertible investment-grade debt issues.
4	It is not possible to invest directly in an index. Index figures do not reflect expenses or sales charges, which would result in lower returns.

The expense ratios of the fund, both net (including any fee waivers or expense limitations) and gross (excluding any fee waivers or expense limitations), are set forth according to the most recent publicly available prospectuses for the fund and may differ from the expense ratios disclosed in the financial highlights tables in this report. The net expenses equal the gross expenses and are as follows: Class 1 shares – 0.66% and Class NAV shares – 0.61%.

5

Global Bond Fund

Subadvisor: Pacific Investment Management Company LLC
Portfolio Manager: Andrew Balls, Sachin Gupta, Lorenzo Pagani, Ph.D

INVESTMENT OBJECTIVE & POLICIES  >  The fund seeks maximum total return, consistent with preservation of capital and prudent investment management. Under normal market conditions, the fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in fixed-income instruments that are economically tied to at least three countries, one of which may be the United States, which may be represented by futures contracts (including related options) with respect to such securities, and options on such securities.

CHANGE IN VALUE OF $10,000 INVESTMENT AND COMPARATIVE INDEXES

Portfolio Composition*	% of Total
Corporate bonds	37.2
U.S. Government Agency	18.9
Foreign government obligations	17.6
Collateralized mortgage obligations	12.3
U.S. Government	6.9
Asset backed securities	4.7
Municipal bonds	1.1
Term loans	0.1
Escrow shares	0.1
Preferred securities	0.1
Short-term investments	1.0

* As a percentage of total investments.

PORTFOLIO MANAGERS’ COMMENTARY

Performance  >  For the year ended August 31, 2018, the Global Bond Fund Class NAV shares declined 0.81% and the Bloomberg Barclays Global Aggregate Bond Index declined 1.36%.

Environment  >  At the end of 2017, geopolitics continued to capture headlines, but markets were broadly resilient. Anticipation for — and passage of — fiscal stimulus in the U.S., as well as an uptick in growth momentum contributed to tighter credit spreads and allowed U.S. equities to finish the year out strong. After a year of low volatility and strong risk asset returns, the start to 2018 was highlighted by the return of volatility. Solid growth data kept central banks on track, but rising interest rates and geopolitical concerns contributed to more challenged performance across equities and credit. Fears of a global trade war exacerbated the extent of swings in risk markets. Tariff announcements by the U.S. administration first on steel and aluminum imports, then on certain Chinese goods, resulted in retaliatory measures from China.

The second half of the period can be described by solid growth momentum in the U.S., contrasted with some softening in growth in other developed regions. Solid fundamental data and higher inflation kept the U.S. Federal Reserve on track with policy normalization even as other central banks like the European Central Bank softened rhetoric. With divergence in both growth trends and central bank activity, the U.S. dollar strengthened against virtually all counterparts. The period ended with extreme bouts of volatility within emerging market currencies, largely driven by a strong dollar and increasing trade tensions.

Over the period, U.S. treasuries rose across the yield curve, and the short end rose relatively more than the long end, causing the curve to flatten. Globally, government yields in Japan and Europe, specifically in the U.K. and Italy, rose in tandem. Spreads within emerging markets (EM) widened over the period and certain EM currencies faced bouts of volatility, particularly within Turkey and Argentina.

The fund’s duration was 5.45 years as of August 31, 2018. Overall, interest rate strategies were positive for relative performance over the period. Interest rate positioning in the U.S. added to performance, as did positions within developed global markets, such as the U.K., Italy, and Germany. In addition, select Brazilian local interest rate exposure added to performance.

Spread sectors were overall positive. An allocation to non-agency mortgage-backed securities (MBS) more than offset shallow losses from agency MBS. Furthermore, selection within select covered securities, specifically German bank debentures (pfandbriefes), as well as exposure to investment grade and high yield credit added to performance.

Positioning within external emerging market sovereign debt detracted. Overall, currency strategies broadly detracted. Gains from euro positioning relative to the U.S. dollar were more than offset by losses driven by exposure to the Swedish krona and Turkish lira.

PERFORMANCE TABLE[1,2]	Average Annual Total Return			Cumulative Total Return
Periods Ending August 31, 2018	1-year	5-year	10-year	5-year	10-year
Global Bond Fund Class 1	–0.93	2.05	3.87	10.70	46.16
Global Bond Fund Class NAV	–0.81	2.10	3.92	10.96	46.94
Bloomberg Barclays Global Aggregate Bond Index[3,4]	–1.36	1.34	2.73	6.86	30.96

1	Performance does not reflect the deduction of taxes on fund distributions or redemptions of fund shares. Past performance does not guarantee future results.
2	Since inception, a portion of the Global Bond Fund expenses was reimbursed. If such expenses had not been reimbursed, returns would be lower.
3	The Bloomberg Barclays Global Aggregate Bond Index is an unmanaged index of global investment-grade debt securities.
4	It is not possible to invest directly in an index. Index figures do not reflect expenses or sales charges, which would result in lower returns.

The expense ratios of the fund, both net (including any fee waivers or expense limitations) and gross (excluding any fee waivers or expense limitations), are set forth according to the most recent publicly available prospectuses for the fund and may differ from the expense ratios disclosed in the financial highlights tables in this report. The net expenses equal the gross expenses and are as follows: Class 1 shares – 0.83% and Class NAV shares – 0.78%.

6

High Yield Fund

Subadvisor: Western Asset Management Company
Portfolio Managers: Michael C. Buchanan, S. Kenneth Leech

INVESTMENT OBJECTIVE & POLICIES  >  The fund seeks to realize an above-average total return over a market cycle of three to five years, consistent with reasonable risk. Under normal market conditions, the fund invests at least 80% of its net assets (plus any borrowings for investment purposes) at the time of investment in high yield securities.

CHANGE IN VALUE OF $10,000 INVESTMENT AND COMPARATIVE INDEX

Portfolio Composition*	% of Total
Corporate bonds	86.4
Common stocks	4.1
Term loans	3.4
Convertible bonds	1.6
Foreign government obligations	1.4
Preferred securities	0.7
Collateralized mortgage obligations	0.4
Short-term investments and other	2.0

* As a percentage of net assets.

PORTFOLIO MANAGERS’ COMMENTARY

Performance  >  For the year ended August 31, 2018, the High Yield Fund Class NAV shares returned 4.80% and the FTSE U.S. High-Yield Market Index returned 3.55%.

Market Environment  >  The high yield market was the only fixed income credit asset class to generate positive returns for the period. High yield benefited from its negative correlation to U.S. treasuries. Five-year U.S. Treasuries were down about 2% for the period during which the Federal Reserve Bank hiked rates 3 times. The negative correlation is attributable to the fact that rates generally rise when the economy is improving, and an improving economy disproportionately favors those companies that are relatively highly levered. There were factors that could have derailed the asset class. Catastrophic hurricanes at the start of the period, rising tensions with North Korea after their launch of a ballistic missile over Japan, an ongoing Special Counsel investigation into Russian collusion during the 2016 Presidential election, and the implementation of trade tariffs against China and select other trading partners. Individually or collectively these issues could have been catalysts for investor sentiment to embrace a risk-off mentality. However, the period was defined by consistently stronger than forecast economic reports and solid corporate earnings. Stocks hit record highs, oil prices rose about 50%, and tax reform cut corporate tax rates typically from 35% to 21%. Year-over-year corporate credit fundamentals for the average high yield issuer remained supportive with no change in leverage as interest coverage rose notably.

The fund outperformed its benchmark, the FTSE U.S. High-Yield Market Index, and also outperformed the median Morningstar High Yield category manager. Issue selection was the major contributor to performance. Specifically, positions in Berry Petroleum Corp., Bausch Health Companies, Inc. were significant outperformers.

The fund’s quality positioning detracted from relative performance due to an underweight position (especially in the last 6 months) to the lowest rating categories, which outperformed higher quality rating categories. Sub-sector allocation had a neutral impact on performance as the benefit of an overweight to outperforming transportation and an underweight to underperforming technology fixed income was offset by the drag of overweights to underperforming banking and communications.

PERFORMANCE TABLE[1,2]	Average Annual Total Return			Cumulative Total Return
Periods Ending August 31, 2018	1-year	5-year	10-year	5-year	10-year
High Yield Fund Class 1	4.81	4.31	7.63	23.52	108.69
High Yield Fund Class NAV	4.80	4.37	7.68	23.82	109.56
FTSE U.S. High Yield Market Index[3,4]	3.55	5.27	8.11	29.27	118.05

1	Performance does not reflect the deduction of taxes on fund distributions or redemptions of fund shares. Past performance does not guarantee future results.
2	Since inception, a portion of the High Yield Fund expenses was reimbursed. If such expenses had not been reimbursed, returns would be lower.
3	The FTSE U.S. High-Yield Market Index is an unmanaged index that measures the performance of below-investment grade debt issued by corporations domiciled in the U.S. or Canada.
4	It is not possible to invest directly in an index. Index figures do not reflect expenses or sales charges, which would result in lower returns.

The expense ratios of the fund, both net (including any fee waivers or expense limitations) and gross (excluding any fee waivers or expense limitations), are set forth according to the most recent publicly available prospectuses for the fund and may differ from the expense ratios disclosed in the financial highlights tables in this report. The net expenses equal the gross expenses and are as follows: Class 1 shares – 0.79% and Class NAV shares – 0.74%.

7

Real Return Bond Fund

Subadvisor: Pacific Investment Management Company LLC
Portfolio Managers: Jeremie Banet, Mihir Worah

INVESTMENT OBJECTIVE & POLICIES  >  The fund seeks maximum real return, consistent with preservation of capital and prudent investment management. Under normal market conditions, the fund invests at least 80% of its net assets (plus borrowings for investment purposes) in inflation-indexed bonds of varying maturities issued by the U.S. and foreign governments, their agencies or instrumentalities, and corporations, which may be represented by forwards or derivatives such as options, futures contracts, or swap agreements.

CHANGE IN VALUE OF $10,000 INVESTMENT AND COMPARATIVE INDEX

Portfolio Composition*	% of Total
U.S. Government	74.7
U.S. Government Agency	12.8
Asset backed securities	3.3
Corporate bonds	2.6
Foreign government obligations	2.6
Collateralized mortgage obligations	1.1
Short-term investments	2.9

* As a percentage of total investments.

PORTFOLIO MANAGERS’ COMMENTARY

Performance  >   For the year ended August 31, 2018, the Real Return Bond Fund Class NAV shares returned 0.25% and the Bloomberg Barclays Global Real U.S. TIPS Index returned 0.83%.

Environment  >  At the end of 2017, geopolitics continued to capture headlines, but markets were broadly resilient. Anticipation for — and passage of — fiscal stimulus in the U.S., as well as an uptick in growth momentum contributed to tighter credit spreads and allowed U.S. equities to finish the year out strong. After a year of low volatility and strong risk asset returns, the start to 2018 was highlighted by the return of volatility. Solid growth data kept central banks on track, but rising interest rates and geopolitical concerns contributed to more challenged performance across equities and credit. Fears of a global trade war exacerbated the extent of swings in risk markets. Tariff announcements by the U.S. administration first on steel and aluminum imports, then on certain Chinese goods, resulted in retaliatory measures from China.

The second half of the period can be described by solid growth momentum in the U.S., contrasted with some softening in growth in other developed regions. Solid fundamental data and higher inflation kept the U.S. Federal Reserve on track with policy normalization even as other central banks like the European Central Bank softened rhetoric. With divergence in both growth trends and central bank activity, the U.S. dollar strengthened against virtually all counterparts. The period ended with extreme bouts of volatility within emerging market currencies, largely driven by a strong dollar and increasing trade tensions.

Over the period, U.S. treasuries rose across the yield curve, and the short end rose relatively more than the long end, causing the curve to flatten. Globally, government yields in Japan and Europe, specifically in the U.K. and Italy, rose in tandem. Spreads within emerging markets (EM) widened over the period and certain EM currencies faced bouts of volatility, particularly within Turkey and Argentina.

Modest off-benchmark exposure to spread sectors detracted from performance. Specifically, exposure to U.S.D.- denominated emerging market debt detracted from performance, as did positioning within investment grade and high yield credit. An overweight to real rates in the U.S. detracted as real rates rose during the period. Currency strategies were generally neutral to performance over the period.

Relative value positioning, particularly an overweight to U.S. breakeven inflation relative to U.K. and Eurozone inflation, added to performance as inflation expectations rose in the U.S. during the period. An underweight to duration, predominantly implemented in a short position to U.K. and European nominal interest rates, contributed to performance.

PERFORMANCE TABLE[1,2]	Average Annual Total Return			Cumulative Total Return
Periods Ending August 31, 2018	1-year	5-year	10-year	5-year	10-year
Real Return Bond Fund Class 1	0.21	1.47	2.97	7.59	33.95
Real Return Bond Fund Class NAV	0.25	1.53	3.02	7.87	34.68
Bloomberg Barclays U.S. TIPS Index[3,4]	0.83	1.88	3.03	9.74	34.73

1	Performance does not reflect the deduction of taxes on fund distributions or redemptions of fund shares. Past performance does not guarantee future results.
2	Since inception, a portion of the Real Return Bond Fund expenses was reimbursed. If such expenses had not been reimbursed, returns would be lower.
3	The Bloomberg Barclays U.S. TIPS Index is an unmanaged index that consists of Inflation-Protection securities issued by the U.S. Treasury.
4	It is not possible to invest directly in an index. Index figures do not reflect expenses or sales charges, which would result in lower returns.

The expense ratios of the fund, both net (including any fee waivers or expense limitations) and gross (excluding any fee waivers or expense limitations), are set forth according to the most recent publicly available prospectuses for the fund and may differ from the expense ratios disclosed in the financial highlights tables in this report. The net expenses equal the gross expenses and are as follows: Class 1 shares – 0.89% and Class NAV shares – 0.84%.

8

Short Term Government Income Fund

Subadvisor: John Hancock Asset Management
Portfolio Managers: Jeffrey N. Given, Howard C. Greene

INVESTMENT OBJECTIVE & POLICIES  >  The fund seeks a high level of current income consistent with preservation of capital; maintaining a stable share price is a secondary goal. The fund seeks to achieve its objectives by investing under normal circumstances at least 80% of its net assets (plus borrowings for investment purposes) in obligations issued or guaranteed by the U.S. government and its agencies, authorities or instrumentalities (U.S. government securities). Under normal circumstances, the fund’s effective duration is no more than 3 years.

CHANGE IN VALUE OF $10,000 INVESTMENT AND COMPARATIVE INDEX

Portfolio Composition*	% of Total
U.S. Government Agency	63.9
U.S. Government	31.5
Collateralized mortgage obligations	2.6
Short-term investments and other	2.0

* As a percentage of net assets.

PORTFOLIO MANAGERS’ COMMENTARY

Performance  >  For the year ended August 31, 2018, the Short Term Government Income Fund Class NAV shares declined 0.96% and the Bloomberg Barclays U.S. Government 1-5 Year Index declined 0.66%.

Environment  >  Short-term U.S. government bonds declined for the 12-month period and short-term bond yields increased sharply. The U.S. economy grew at an annual rate of 4.2% for the 12 months ended June 30, 2018, the fastest year-over-year growth rate in three years. The pick-up in economic activity was driven in part by federal tax reform legislation, approved in December 2017, that lowered both individual and corporate tax rates. Job growth remained robust during the 12-month period, pushing the unemployment rate down to an 18-year low of 3.8%. In addition, retail sales increased, industrial production accelerated, and the housing market remained on solid footing.

The improving economic environment, along with rising inflation, led the U.S. Federal Reserve (Fed) to raise its short-term interest rate target three times over the 12-month period. The Fed’s most recent rate hike in June 2018 lifted the federal funds rate to its highest level in a decade.

The Fed’s interest rate increases and expectations of further rate hikes going forward pushed short-term bond yields significantly higher for the reporting period, resulting in price declines and negative overall returns for short-term bonds.

The fund’s return trailed that of the benchmark. The primary factor behind this underperformance was a modest position in commercial mortgage-backed securities, which declined more than other segments of the short-term bond market. On the positive side, an overweight position in callable short-term U.S. government agency notes and an underweight position in short-term U.S. Treasury securities added valued during the period.

The fund’s duration (a measure of interest rate sensitivity) was shorter than that of the benchmark throughout the 12-month period, which meant that the fund had less sensitivity to yield fluctuations than the benchmark. This positioning contributed to performance as short-term bond yields rose meaningfully during the period.

PERFORMANCE TABLE[1,2]	Average Annual Total Return				Cumulative Total Return
Periods Ending August 31, 2018	1-year	5-year	10-year	Since Inception	5-year	10-year	Since Inception
Short Term Government Income Fund Class NAV (began 1/2/09)	–0.96	0.46	—	0.99	2.34	—	10.01
Bloomberg Barclays U.S. Government 1–5 Year Index[3,4]	–0.66	0.86	—	1.33	4.39	—	13.62

1	Performance does not reflect the deduction of taxes on fund distributions or redemptions of fund shares. Past performance does not guarantee future results.
2	Since inception, a portion of the Short Term Government Income Fund expenses was reimbursed. If such expenses had not been reimbursed, returns would be lower.
3	The Bloomberg Barclays U.S. Government 1–5 Year Index is an unmanaged index of securities issued by the U.S. government with maturities of one to five years.
4	It is not possible to invest directly in an index. Index figures do not reflect expenses or sales charges, which would result in lower returns.

The expense ratios of the fund, both net (including any fee waivers or expense limitations) and gross (excluding any fee waivers or expense limitations), are set forth according to the most recent publicly available prospectus for the fund and may differ from the expense ratios disclosed in the financial highlights tables in this report. For Class NAV shares, the net expense equals the gross expense and is 0.63%.

9

Total Return Fund

Subadvisor: Pacific Investment Management Company, LLC
Portfolio Managers: Mark R. Kiesel, Scott A. Mather, Mihir P. Worah

INVESTMENT OBJECTIVE & POLICIES  >  The fund seeks maximum total return, consistent with preservation of capital and prudent investment management. Under normal market conditions, the fund invests at least 65% of its net assets in a diversified portfolio of fixed income instruments of varying maturities, which may be represented by forwards or derivatives, such as options, futures contracts, or swap agreements.

CHANGE IN VALUE OF $10,000 INVESTMENT AND COMPARATIVE INDEX

Portfolio Composition*	% of Total
U.S. Government Agency	34.6
Corporate bonds	28.0
Asset backed securities	10.5
U.S. Government	10.1
Collateralized mortgage obligations	7.0
Foreign government obligations	1.3
Municipal bonds	0.3
Preferred securities	0.2
Short-term investments	8.0

* As a percentage of total investments.

PORTFOLIO MANAGERS’ COMMENTARY

Performance  >  For the year ended August 31, 2018, the Total Return Fund Class NAV shares declined 0.78% and the Bloomberg Barclays U.S. Aggregate Bond Index declined 1.05%.

Environment  >  At the end of 2017, geopolitics continued to capture headlines, but markets were broadly resilient. Anticipation for — and passage of — fiscal stimulus in the U.S., as well as an uptick in growth momentum contributed to tighter credit spreads and allowed U.S. equities to finish the year out strong. After a year of low volatility and strong risk asset returns, the start to 2018 was highlighted by the return of volatility. Solid growth data kept central banks on track, but rising interest rates and geopolitical concerns contributed to more challenged performance across equities and credit. Fears of a global trade war exacerbated the extent of swings in risk markets. Tariff announcements by the U.S. administration first on steel and aluminum imports, then on certain Chinese goods, resulted in retaliatory measures from China.

The second half of the period can be described by solid growth momentum in the U.S., contrasted with some softening in growth in other developed regions. Solid fundamental data and higher inflation kept the U.S. Federal Reserve on track with policy normalization even as other central banks like the European Central Bank softened rhetoric. With divergence in both growth trends and central bank activity, the U.S. dollar strengthened against virtually all counterparts. The period ended with extreme bouts of volatility within emerging market currencies, largely driven by a strong dollar and increasing trade tensions.

Over the period, U.S. treasuries rose across the yield curve, and the short end rose relatively more than the long end, causing the curve to flatten. Globally, government yields in Japan and Europe, specifically in the U.K. and Italy, rose in tandem. Spreads within emerging markets (EM) widened over the period and certain EM currencies faced bouts of volatility, particularly within Turkey and Argentina.

Overall interest rate and curve positioning strategies were positive for returns. Specifically, within the United States, tactical positioning in nominal rates was additive as rates rose across the yield curve. Within spread strategies, allocations to, and selection within the securitized sector, specifically non-Agency mortgage-backed securities and other structured products added to performance.

An underweight to investment grade credit detracted from performance, as spreads tightened across the credit spectrum. Currency strategies broadly detracted, attributed largely to two positions: a long Swedish krona positioning against the U.S. dollar as the krona depreciated; and long U.S. dollar bias position against the South Korean won as the won modestly appreciated.

PERFORMANCE TABLE[1,2]	Average Annual Total Return			Cumulative Total Return
Periods Ending August 31, 2018	1-year	5-year	10-year	5-year	10-year
Total Return Fund Class NAV	–0.78	2.73	4.60	14.39	56.79
Bloomberg Barclays U.S. Aggregate Bond Index[3,4]	–1.05	2.49	3.70	13.06	43.80

1	Performance does not reflect the deduction of taxes on fund distributions or redemptions of fund shares. Past performance does not guarantee future results.
2	Since inception, a portion of the Total Return Fund expenses was reimbursed. If such expenses had not been reimbursed, returns would be lower.
3	The Bloomberg Barclays U.S. Aggregate Bond Index is an unmanaged index of dollar-denominated and nonconvertible investment-grade debt issues.
4	It is not possible to invest directly in an index. Index figures do not reflect expenses or sales charges, which would result in lower returns.

The expense ratios of the fund, both net (including any fee waivers or expense limitations) and gross (excluding any fee waivers or expense limitations), are set forth according to the most recent publicly available prospectuses for the fund and may differ from the expense ratios disclosed in the financial highlights tables in this report. For Class NAV shares, the net expenses equal the gross expenses and are 0.72%.

10

U.S. High Yield Bond Fund

Subadvisor: Wells Capital Management, Inc.
Portfolio Managers: Niklas Nordenfelt, CFA, Philip Susser

INVESTMENT OBJECTIVE & POLICIES  >  The fund seeks total return with a high level of current income. Under normal market conditions, the fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in U.S. corporate debt securities that are, at the time of investment, below investment grade, including preferred and other convertible securities that are below-investment-grade (sometimes referred to as “junk bonds” or high yield securities).

CHANGE IN VALUE OF $10,000 INVESTMENT AND COMPARATIVE INDEX

Portfolio Composition*	% of Total
Corporate bonds	93.7
Term loans	2.4
Convertible bonds	1.2
Short-term investments and other	2.7

* As a percentage of net assets.

PORTFOLIO MANAGERS’ COMMENTARY

Performance  >  For the year ended August 31, 2018, the U.S. High Yield Bond Fund Class NAV shares returned 3.58% and the ICE Bank of America Merrill Lynch U.S. High Yield Master II Index returned 3.26%.

Environment  >  High yield has been supported by solid and recently accelerating economic growth, lack of aggressive issuance over the last several years, and the tail winds from tax reform. These factors were offset to some extent by rising interest rates. Corporate revenue and earnings were generally strong over the period. As a result, high yield spreads over treasuries narrowed compared to where they were in the prior year which has to some extent mitigated the rise in interest rates. Over the trailing 12-month period, lower quality bonds outperformed, which is not unusual in the latter stages of an economic cycle when interest rates begin to rise.

While we tend to think that the economy should continue to grow and company fundamentals will continue to improve, we are always on the lookout for potential threats to that growth. Growing concerns include gradually rising inflation, potential trade wars, and increasing instability in several emerging market currencies and bonds markets, among others. As of August 31, 2018, these concerns seem relatively contained and have not impacted high yield spreads meaningfully. While we continue to remain cautiously optimistic that this environment will continue in the near term, we are cognizant that stable markets such as this never last forever and the lower spreads go, the less compensation investors receive for the risk of an ultimate sell-off.

Overall industry selection had a positive impact on relative performance. An overweight to energy was by far the largest contributing sector over the period. The portfolio also benefited from an underweight to bonds with a 7- to 10-year average life and a corresponding overweight to bonds with a less than or equal to 3-year average life. Security selection was generally a positive contributor to performance.

An overweight to single B’s and CCC bonds detracted from performance. An underweight to health care, which outperformed the broader market, and an overweight to real estate, which lagged the broader index, both detracted modestly from relative performance.

PERFORMANCE TABLE[1,2]	Average Annual Total Return			Cumulative Total Return
Periods Ending August 31, 2018	1-year	5-year	10-year	5-year	10-year
U.S. High Yield Bond Fund Class 1	3.52	5.30	7.25	29.45	101.37
U.S. High Yield Bond Fund Class NAV	3.58	5.35	7.30	29.80	102.32
ICE BofA Merrill Lynch U.S. High Yield Master II Index[3,4]	3.26	5.63	8.38	31.50	123.52

1	Performance does not reflect the deduction of taxes on fund distributions or redemptions of fund shares. Past performance does not guarantee future results.
2	Since inception, a portion of the U.S. High Yield Bond Fund expenses was reimbursed. If such expenses had not been reimbursed, returns would be lower.
3	The ICE BofA Merrill Lynch U.S. High Yield Master II Index is an unmanaged index composed of U.S. currency high-yield bonds issued by U.S. and non-U.S. issuers.
4	It is not possible to invest directly in an index. Index figures do not reflect expenses or sales charges, which would result in lower returns.

The expense ratios of the fund, both net (including any fee waivers or expense limitations) and gross (excluding any fee waivers or expense limitations), are set forth according to the most recent publicly available prospectuses for the fund and may differ from the expense ratios disclosed in the financial highlights tables in this report. The net expenses equal the gross expenses and are as follows: Class 1 shares – 0.85% and Class NAV shares – 0.80%.

11

John Hancock Funds II
Shareholder expense example

As a shareholder of John Hancock Funds II, you incur ongoing costs, such as management fees, distribution (12b-1) fees and other expenses.

These examples are intended to help you understand your ongoing costs (in dollars) of investing in a fund so you can compare these costs with the ongoing costs of investing in other mutual funds. The examples are based on an investment of $1,000 at the beginning of the period and held for the entire period (March 1, 2018 through August 31, 2018).

Actual expenses:

The first line of each share class in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses paid during period ended” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes:

The second line of each share class in the following table provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio for the share class and an assumed annualized rate of return of 5% per year before expenses, which is not the actual return of the share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. Please remember that these hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs and insurance-related charges. Therefore, the second line of each share class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

				Expenses
		Account	Ending	paid during	Annualized
		value on	value on	period ended	expense
		3-1-2018	8-31-2018	8-31-2018[1]	ratio
Asia Pacific Total Return Bond Fund
Class NAV	Actual expenses/actual returns	$1,000.00	$982.40	$3.95	0.79%
	Hypothetical example	1,000.00	1,021.20	4.02	0.79%
Core Bond Fund
Class 1	Actual expenses/actual returns	$1,000.00	$1,007.80	$3.34	0.66%
	Hypothetical example	1,000.00	1,021.90	3.36	0.66%
Class NAV	Actual expenses/actual returns	1,000.00	1,008.10	3.09	0.61%
	Hypothetical example	1,000.00	1,022.10	3.11	0.61%
Global Bond Fund
Class 1	Actual expenses/actual returns	$1,000.00	$984.50	$4.30	0.86%
	Hypothetical example	1,000.00	1,020.90	4.38	0.86%
Class NAV	Actual expenses/actual returns	1,000.00	984.50	4.05	0.81%
	Hypothetical example	1,000.00	1,021.10	4.13	0.81%
High Yield Fund
Class 1	Actual expenses/actual returns	$1,000.00	$1,028.80	$4.04	0.79%
	Hypothetical example	1,000.00	1,021.20	4.02	0.79%
Class NAV	Actual expenses/actual returns	1,000.00	1,029.40	3.79	0.74%
	Hypothetical example	1,000.00	1,021.50	3.77	0.74%
Real Return Bond Fund
Class 1	Actual expenses/actual returns	$1,000.00	$1,015.30	$5.89	1.16%
	Hypothetical example	1,000.00	1,019.40	5.90	1.16%
Class NAV	Actual expenses/actual returns	1,000.00	1,015.70	5.64	1.11%
	Hypothetical example	1,000.00	1,019.60	5.65	1.11%
Short Term Government Income Fund
Class NAV	Actual expenses/actual returns	$1,000.00	$1,004.60	$2.98	0.59%
	Hypothetical example	1,000.00	1,022.20	3.01	0.59%
Total Return Fund
Class NAV	Actual expenses/actual returns	$1,000.00	$1,012.90	$3.20	0.63%
	Hypothetical example	1,000.00	1,022.00	3.21	0.63%
U.S. High Yield Bond Fund
Class 1	Actual expenses/actual returns	$1,000.00	$1,016.00	$4.32	0.85%
	Hypothetical example	1,000.00	1,020.90	4.33	0.85%
Class NAV	Actual expenses/actual returns	1,000.00	1,016.20	4.07	0.80%
	Hypothetical example	1,000.00	1,021.20	4.08	0.80%

[1]	Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

12

John Hancock Funds II
Portfolio of Investments — August 31, 2018 (showing percentage of total net assets)

Asia Pacific Total Return Bond Fund

		Shares or
		Principal
		Amount	Value
U.S. GOVERNMENT AND AGENCY
OBLIGATIONS - 1.7%
U.S. Government - 1.7%
U.S. Treasury Bond
2.875%, 11/15/2046		$6,000,000	$5,829,609
TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS
(Cost $5,794,662)			$5,829,609

FOREIGN GOVERNMENT OBLIGATIONS - 38.9%
Canada - 0.4%
Province of British Columbia
6.600%, 01/09/2020 (A)	INR	106,000,000	1,474,294
China - 3.1%
The Export-Import Bank of China
2.875%, 04/26/2026		$4,000,000	3,692,128
3.650%, 05/14/2019	CNY	20,000,000	2,920,193
4.000%, 11/28/2047		$4,800,000	4,458,096
			11,070,417
India - 7.9%
Export-Import Bank of India
3.375%, 08/05/2026		4,000,000	3,698,112
Republic of India
7.170%, 01/08/2028	INR	500,000,000	6,697,182
7.590%, 01/11/2026		450,000,000	6,165,282
7.680%, 12/15/2023		85,000,000	1,179,451
8.120%, 12/10/2020		450,000,000	6,392,616
9.150%, 11/14/2024		250,000,000	3,695,296
			27,827,939
Indonesia - 6.2%
Republic of Indonesia
6.625%, 05/15/2033	IDR	196,112,000,000	11,449,852
7.000%, 05/15/2027		24,000,000,000	1,507,128
8.250%, 05/15/2036		45,000,000,000	2,967,923
8.375%, 03/15/2024 to 09/15/2026		87,516,000,000	5,978,462
			21,903,365
Malaysia - 4.9%
Government of Malaysia
3.418%, 08/15/2022	MYR	7,500,000	1,805,924
3.620%, 11/30/2021		36,500,000	8,918,035
4.181%, 07/15/2024		18,000,000	4,434,767
4.392%, 04/15/2026		8,000,000	1,979,016
			17,137,742
Philippines - 3.5%
Republic of Philippines
3.500%, 04/21/2023	PHP	247,000,000	4,160,440
3.625%, 09/09/2025		142,233,286	2,271,567
3.700%, 02/02/2042		$3,600,000	3,378,650
3.900%, 11/26/2022	PHP	131,000,000	2,333,686
			12,144,343
Singapore - 1.9%
Republic of Singapore
2.000%, 07/01/2020	SGD	6,500,000	4,750,467
3.125%, 09/01/2022		2,500,000	1,899,517
			6,649,984
South Korea - 8.4%
Export-Import Bank of Korea
2.125%, 02/11/2021		$1,400,000	1,355,725
2.625%, 12/30/2020		3,600,000	3,537,490
Republic of Korea
1.750%, 06/10/2020	KRW	4,200,000,000	3,767,522
2.250%, 06/10/2021		7,900,000,000	7,155,932
2.375%, 03/10/2023		8,000,000,000	7,261,986
5.000%, 06/10/2020		1,000,000,000	947,688

Asia Pacific Total Return Bond Fund (continued)

		Shares or
		Principal
		Amount	Value
FOREIGN GOVERNMENT OBLIGATIONS (continued)
South Korea (continued)
Republic of Korea (continued)
5.750%, 09/10/2018	KRW	6,000,000,000	$5,394,410
			29,420,753
Sri Lanka - 0.9%
Republic of Sri Lanka
6.250%, 10/04/2020 (A)		$3,000,000	3,044,703
Thailand - 1.1%
Kingdom of Thailand
1.200%, 07/14/2021	THB	130,053,600	3,967,382
Vietnam - 0.6%
Socialist Republic of Vietnam
6.750%, 01/29/2020		$2,000,000	2,083,486
TOTAL FOREIGN GOVERNMENT OBLIGATIONS
(Cost $148,085,045)			$136,724,408

CORPORATE BONDS - 48.3%
Australia - 1.6%
FMG Resources August 2006 Pty, Ltd.
4.750%, 05/15/2022 (A)		2,900,000	2,845,770
5.125%, 05/15/2024 (A)		600,000	580,500
Shandong Energy Australia Pty, Ltd.
4.550%, 07/26/2020		2,200,000	2,140,107
			5,566,377
Canada - 1.2%
Nexen Energy ULC
5.875%, 03/10/2035		3,700,000	4,285,074
China - 8.9%
Central China Real Estate, Ltd.
8.000%, 01/28/2020		2,000,000	2,007,084
China Cinda Finance 2015 I, Ltd.
4.250%, 04/23/2025		2,500,000	2,445,400
China Construction Bank Corp. (3.875%
to 5-13-20, then 5 Year CMT +
2.425%)
05/13/2025		4,000,000	3,969,500
China Merchants Finance Company, Ltd.
5.000%, 05/04/2022		2,000,000	2,054,716
Chinalco Capital Holdings, Ltd.
4.000%, 08/25/2021		2,000,000	1,930,882
Country Garden Holdings Company, Ltd.
4.750%, 01/17/2023		2,100,000	1,912,277
Health & Happiness H&H International
Holdings, Ltd.
7.250%, 06/21/2021		1,000,000	1,022,000
7.250%, 06/21/2021 (A)		1,600,000	1,635,200
Hilong Holding, Ltd.
7.250%, 06/22/2020		2,000,000	1,965,278
Industrial & Commercial Bank of
China, Ltd.
4.875%, 09/21/2025		2,500,000	2,550,150
Times China Holdings, Ltd.
7.850%, 06/04/2021		2,000,000	1,960,406
West China Cement, Ltd.
6.500%, 09/11/2019		1,500,000	1,515,389
Yingde Gases Investment, Ltd.
6.250%, 01/19/2023 (A)		3,400,000	3,247,704
Yuzhou Properties Company, Ltd.
6.375%, 03/06/2021		3,200,000	3,094,954
			31,310,940
Hong Kong - 6.9%
Chong Hing Bank, Ltd. (3.876% to
7-26-22, then 5 Year CMT + 2.030%)
07/26/2027		3,000,000	2,866,578

The accompanying notes are an integral part of the financial statements.	13

John Hancock Funds II
Portfolio of Investments — August 31, 2018 (showing percentage of total net assets)

Asia Pacific Total Return Bond Fund (continued)

		Shares or
		Principal
		Amount	Value
CORPORATE BONDS (continued)
Hong Kong (continued)
CNAC HK Finbridge Company, Ltd.
3.500%, 07/19/2022		$3,500,000	$3,402,742
Concord New Energy Group, Ltd.
7.900%, 01/23/2021		2,000,000	1,900,594
HLP Finance, Ltd.
4.750%, 06/25/2022		4,000,000	4,106,004
Huarong Finance II Company, Ltd.
4.875%, 11/22/2026		3,000,000	2,954,364
MCC Holding Hong Kong Corp., Ltd.
2.950%, 05/31/2020		3,200,000	3,139,475
Weichai International Hong Kong Energy
Group Company, Ltd. (3.750% to
9-14-22, then 5 Year CMT + 6.084%)
09/14/2022 (B)		3,100,000	2,860,190
Zoomlion HK SPV Company, Ltd.
6.125%, 12/20/2022		3,300,000	3,143,283
			24,373,230
India - 3.2%
Adani Ports & Special Economic
Zone, Ltd.
4.000%, 07/30/2027 (A)		2,200,000	2,017,756
HPCL-Mittal Energy, Ltd.
5.250%, 04/28/2027		2,000,000	1,830,986
NTPC, Ltd.
4.250%, 02/26/2026		1,500,000	1,455,636
Reliance Industries, Ltd.
4.875%, 02/10/2045 (A)		3,000,000	2,940,504
Vedanta Resources PLC
7.125%, 05/31/2023		3,000,000	2,919,000
			11,163,882
Indonesia - 5.4%
ABM Investama Tbk PT
7.125%, 08/01/2022 (A)		2,800,000	2,593,262
Jasa Marga Persero Tbk PT
7.500%, 12/11/2020 (A)	IDR	11,300,000,000	721,100
Pelabuhan Indonesia II PT
4.250%, 05/05/2025 (A)		$1,500,000	1,464,000
Pertamina Persero PT
6.450%, 05/30/2044		2,000,000	2,179,236
Perusahaan Listrik Negara PT
4.125%, 05/15/2027 (A)		3,400,000	3,204,891
5.500%, 11/22/2021		4,000,000	4,170,000
Saka Energi Indonesia PT
4.450%, 05/05/2024 (A)		5,000,000	4,713,285
			19,045,774
Isle of Man - 0.7%
Gohl Capital, Ltd.
4.250%, 01/24/2027		2,700,000	2,591,023
Macau - 0.9%
Sands China, Ltd.
5.400%, 08/08/2028 (A)		3,200,000	3,230,119
Malaysia - 3.1%
IOI Investment L BHD
4.375%, 06/27/2022		4,915,000	4,936,130
Press Metal Labuan, Ltd.
4.800%, 10/30/2022		2,000,000	1,882,292
SSG Resources, Ltd.
4.250%, 10/04/2022		4,000,000	3,986,544
			10,804,966
Mauritius - 1.1%
Greenko Investment Company
4.875%, 08/16/2023 (A)		1,100,000	995,717

Asia Pacific Total Return Bond Fund (continued)

		Shares or
		Principal
		Amount	Value
CORPORATE BONDS (continued)
Mauritius (continued)
HT Global IT Solutions Holdings, Ltd.
7.000%, 07/14/2021		$2,900,000	$2,941,038
			3,936,755
Netherlands - 0.7%
Bharti Airtel International
Netherlands BV
5.125%, 03/11/2023 (A)		1,600,000	1,597,469
5.125%, 03/11/2023		800,000	798,734
			2,396,203
Singapore - 3.7%
Alam Synergy Pte, Ltd.
6.950%, 03/27/2020 (A)		800,000	762,000
Indika Energy Capital III Pte, Ltd.
5.875%, 11/09/2024 (A)		2,300,000	2,115,867
5.875%, 11/09/2024		800,000	735,954
ONGC Videsh Vankorneft Pte, Ltd.
3.750%, 07/27/2026		1,500,000	1,406,753
Singapore Post, Ltd. (4.250% to 3-2-22,
then 10 Year Singapore Swap Offered
Rate + 3.692%)
03/02/2022 (B)	SGD	5,000,000	3,752,767
TBG Global Pte, Ltd.
5.250%, 02/10/2022		$2,500,000	2,440,583
TBLA International Pte, Ltd.
7.000%, 01/24/2023		2,000,000	1,731,262
			12,945,186
South Korea - 4.6%
Busan Bank Company, Ltd.
3.625%, 07/25/2026		4,000,000	3,701,484
DB Insurance Company, Ltd.
3.865%, 05/25/2027	KRW	8,000,000,000	7,178,109
The Korea Development Bank
7.000%, 11/30/2022 (A)	IDR	52,000,000,000	3,318,398
Woori Bank (5.250% to 5-16-22, then 5
Year CMT + 3.347%)
05/16/2022 (A)(B)		$2,100,000	2,047,288
			16,245,279
Supranational - 3.0%
Asian Development Bank
2.850%, 10/21/2020	CNY	20,000,000	2,868,205
International Bank for Reconstruction &
Development
3.000%, 02/02/2023	NZD	1,800,000	1,210,993
International Finance Corp.
3.100%, 09/24/2019	CNY	20,000,000	2,907,732
6.450%, 10/30/2018	INR	250,000,000	3,514,566
			10,501,496
Taiwan - 0.6%
WTT Investment, Ltd.
5.500%, 11/21/2022 (A)		$1,900,000	1,900,365
Thailand - 1.1%
PTTEP Canada International
Finance, Ltd.
6.350%, 06/12/2042		900,000	1,097,779
Thaioil Treasury Center Company, Ltd.
4.875%, 01/23/2043		2,700,000	2,736,157
			3,833,936
United States - 1.6%
Incitec Pivot Finance LLC
3.950%, 08/03/2027		2,225,000	2,089,010
Morgan Stanley
4.750%, 11/16/2018	AUD	2,000,000	1,444,034

The accompanying notes are an integral part of the financial statements.	14

John Hancock Funds II
Portfolio of Investments — August 31, 2018 (showing percentage of total net assets)

Asia Pacific Total Return Bond Fund (continued)

	Shares or
	Principal
	Amount	Value
CORPORATE BONDS (continued)
United States (continued)
Reliance Holding USA, Inc.
5.400%, 02/14/2022	$2,000,000	$2,080,819
		5,613,863
TOTAL CORPORATE BONDS (Cost $176,741,370)		$169,744,468
Total Investments (Asia Pacific Total Return Bond Fund)
(Cost $330,621,077) - 88.9%		$312,298,485
Other assets and liabilities, net - 11.1%		39,042,605
TOTAL NET ASSETS - 100.0%		$351,341,090

Currency Abbreviations

AUD	Australian Dollar
CNY	Chinese Yuan Renminbi

Asia Pacific Total Return Bond Fund (continued)

IDR	Indonesian Rupiah
INR	Indian Rupee
KRW	Korean Won
MYR	Malaysian Ringgit
NZD	New Zealand Dollar
PHP	Philippine Peso
SGD	Singapore Dollar
THB	Thai Bhat

Security Abbreviations and Legend

CMT	Constant Maturity Treasury
(A)	These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration. Rule 144A securities amounted to $46,450,192 or 13.2% of the fund’s net assets as of 8-31-18.
(B)	Perpetual bonds have no stated maturity date. Date shown as maturity date is next call date.

DERIVATIVES

FORWARD FOREIGN CURRENCY CONTRACTS

Contractual
			settlement	Unrealized	Unrealized
Contract to buy	Contract to sell	Counterparty (OTC)	date	appreciation	depreciation
USD 14,000,000	INR 980,350,000	RBC Dominion Securities	9/24/2018	$204,938	—
				$204,938	—

Derivatives Currency Abbreviations

INR	Indian Rupee
USD	U.S. Dollar

OTC is an abbreviation for over-the-counter. See Notes to financial statements regarding investment transactions and other derivatives information.

Core Bond Fund

	Shares or
	Principal
	Amount	Value
U.S. GOVERNMENT AND AGENCY
OBLIGATIONS – 55.2%
U.S. Government – 26.1%
U.S. Treasury Bonds
2.500%, 02/15/2046 to 05/15/2046	$16,257,000	$14,655,083
2.750%, 08/15/2047 to 11/15/2047	29,895,000	28,293,439
3.000%, 11/15/2045 to 02/15/2048	21,298,000	21,203,812
3.125%, 05/15/2048	15,657,000	15,970,752
U.S. Treasury Notes
1.125%, 07/31/2021	8,053,000	7,700,052
1.500%, 07/15/2020 to 08/15/2026	42,335,000	39,416,929
1.625%, 08/31/2022	7,042,000	6,746,566
1.875%, 01/31/2022 to 09/30/2022	90,084,000	87,454,875
2.000%, 10/31/2021 to 10/31/2022	28,816,000	28,156,227
2.125%, 12/31/2022	10,203,000	9,944,338
2.250%, 02/15/2027	23,186,000	22,145,347
2.375%, 01/31/2023	3,171,000	3,122,320
2.625%, 07/31/2020 to 06/30/2023	22,645,000	22,580,931
2.750%, 08/15/2021 to 02/15/2028	63,449,000	63,401,855
2.875%, 07/31/2025 to 08/15/2028	75,591,000	75,661,489
		446,454,015
U.S. Government Agency – 29.1%
Federal Home Loan Mortgage Corp.
2.803%, (12 month LIBOR +
1.640%), 01/01/2047 (A)	1,603,600	1,587,142
3.500%, 12/01/2045 to 03/01/2048	12,779,033	12,729,107
3.860%, (12 month LIBOR +
1.640%), 07/01/2048 (A)	944,000	959,118
4.000%, 04/01/2034 to 08/01/2048	22,772,645	23,303,976

Core Bond Fund (continued)

	Shares or
	Principal
	Amount	Value
U.S. GOVERNMENT AND AGENCY
OBLIGATIONS (continued)
U.S. Government Agency (continued)
Federal Home Loan
Mortgage Corp. (continued)
4.500%, TBA (B)	$16,000,000	$16,601,152
4.500%, 06/01/2039 to 07/01/2039	132,558	138,386
5.000%, 06/01/2044 to 06/01/2048	5,188,449	5,553,510
Federal National Mortgage Association
2.590%, 10/09/2019 (C)	4,225,000	4,105,500
2.668%, (12 month LIBOR +
1.610%), 05/01/2046 (A)	1,332,808	1,319,909
2.950%, (12 month LIBOR +
1.599%), 08/01/2047 (A)	1,342,811	1,336,245
3.000%, 11/01/2046	2,646,563	2,589,673
3.025%, (12 month LIBOR +
1.610%), 12/01/2047 (A)	1,808,474	1,793,144
3.132%, (12 month LIBOR +
1.620%), 03/01/2047 (A)	1,844,277	1,848,973
3.500%, 09/01/2033 to 02/01/2048	62,652,112	62,723,364
3.500%, 05/01/2042 to 06/01/2042 (B)	17,259,000	17,326,408
3.730%, (12 month LIBOR +
1.620%), 08/01/2048 (A)	1,808,000	1,840,239
3.750%, (12 month LIBOR +
1.620%), 07/01/2048 to
08/01/2048 (A)	2,703,480	2,750,889
4.000%, 02/01/2032 to 08/01/2048	104,092,856	106,588,268
4.500%, TBA (B)	4,100,000	4,252,284
4.500%, 05/01/2034 to 07/01/2048	9,814,764	10,231,099

The accompanying notes are an integral part of the financial statements.	15

John Hancock Funds II
Portfolio of Investments — August 31, 2018 (showing percentage of total net assets)

Core Bond Fund (continued)

	Shares or
	Principal
	Amount	Value
U.S. GOVERNMENT AND AGENCY
OBLIGATIONS (continued)
U.S. Government Agency (continued)
Federal National
Mortgage Association (continued)
5.000%, TBA (B)	$3,700,000	$3,899,932
5.000%, 07/01/2044 to 08/01/2056	15,018,744	15,997,832
Federal National Mortgage
Association TBA
4.000%, (B)	18,500,000	18,832,911
4.500%, (B)	20,000,000	20,766,284
Government National
Mortgage Association
3.500%, 05/20/2046 to 01/20/2048	16,334,895	16,408,434
4.000%, 03/20/2048 to 04/20/2048	3,549,090	3,639,890
4.500%, TBA (B)	26,900,000	27,891,398
4.500%, 05/20/2045 to 08/20/2048	8,087,283	8,415,309
4.500%, 09/20/2048 (B)	13,299,000	13,831,171
5.000%, TBA (B)	10,900,000	11,416,924
5.000%, 12/20/2039 to 08/20/2048	73,057,463	76,811,958
5.000%, 09/20/2048 (B)	598,000	629,023
		498,119,452
TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS
(Cost $954,241,003)		$944,573,467

FOREIGN GOVERNMENT OBLIGATIONS – 0.8%
Indonesia – 0.2%
Republic of Indonesia
2.950%, 01/11/2023	2,767,000	2,658,152
Japan – 0.1%
Japan Bank For International
Cooperation
3.125%, 07/20/2021	2,082,000	2,083,800
Mexico – 0.1%
Government of Mexico
4.600%, 02/10/2048	984,000	920,040
5.750%, 10/12/2110	412,000	413,030
		1,333,070
Paraguay – 0.1%
Republic of Paraguay
6.100%, 08/11/2044 (D)	1,445,000	1,585,888
Saudi Arabia – 0.1%
Kingdom of Saudi Arabia
4.000%, 04/17/2025 (D)	625,000	625,391
5.000%, 04/17/2049 (D)	1,243,000	1,221,538
		1,846,929
South Korea – 0.2%
Export-Import Bank of Korea
2.500%, 11/01/2020	1,198,000	1,177,113
3.000%, 11/01/2022	1,602,000	1,565,800
		2,742,913
Uruguay – 0.0%
Republic of Uruguay
4.975%, 04/20/2055	825,000	827,475
TOTAL FOREIGN GOVERNMENT OBLIGATIONS
(Cost $13,069,105)		$13,078,227

CORPORATE BONDS – 22.6%
Consumer discretionary – 1.5%
21st Century Fox America, Inc.
4.950%, 10/15/2045	610,000	667,120
Charter Communications Operating LLC
3.750%, 02/15/2028	693,000	639,804
4.200%, 03/15/2028	1,017,000	969,870
4.464%, 07/23/2022	610,000	622,179

Core Bond Fund (continued)

	Shares or
	Principal
	Amount	Value
CORPORATE BONDS (continued)
Consumer discretionary (continued)
Charter Communications
Operating LLC (continued)
5.375%, 04/01/2038 to 05/01/2047	$849,000	$797,534
5.750%, 04/01/2048	1,692,000	1,663,658
Dollar General Corp.
4.125%, 05/01/2028	1,532,000	1,527,237
Ford Motor Company
5.291%, 12/08/2046	2,125,000	1,886,129
Ford Motor Credit Company LLC
3.813%, 10/12/2021	732,000	721,994
3.815%, 11/02/2027	1,661,000	1,493,953
4.140%, 02/15/2023	477,000	469,859
General Motors Company
5.150%, 04/01/2038	1,255,000	1,190,799
5.400%, 04/01/2048 (E)	187,000	176,419
General Motors Financial Company, Inc.
4.150%, 06/19/2023	632,000	630,295
Lennar Corp.
4.750%, 11/29/2027	1,750,000	1,669,063
McDonald’s Corp.
4.450%, 09/01/2048	546,000	540,612
Starbucks Corp.
3.750%, 12/01/2047	544,000	479,805
3.800%, 08/15/2025	3,457,000	3,454,461
4.000%, 11/15/2028	2,074,000	2,076,884
The Brooklyn Union Gas Company
4.273%, 03/15/2048 (D)	634,000	636,185
The Walt Disney Company
4.125%, 06/01/2044	884,000	874,474
Time Warner Cable LLC
6.550%, 05/01/2037	455,000	491,335
Warner Media LLC
3.800%, 02/15/2027	905,000	868,023
4.850%, 07/15/2045	582,000	543,659
5.350%, 12/15/2043	317,000	310,018
5.375%, 10/15/2041	508,000	500,883
		25,902,252
Consumer staples – 1.6%
BAT Capital Corp.
2.297%, 08/14/2020 (D)	954,000	936,648
2.764%, 08/15/2022 (D)	1,248,000	1,208,927
3.222%, 08/15/2024 (D)	1,297,000	1,239,978
4.390%, 08/15/2037 (D)	539,000	501,534
4.540%, 08/15/2047 (D)	670,000	618,114
Church & Dwight Company, Inc.
2.450%, 08/01/2022	480,000	462,902
3.150%, 08/01/2027	791,000	741,976
3.950%, 08/01/2047	238,000	217,432
Constellation Brands, Inc.
3.200%, 02/15/2023	2,242,000	2,190,817
3.600%, 02/15/2028	848,000	800,302
Costco Wholesale Corp.
2.750%, 05/18/2024	1,420,000	1,383,723
3.000%, 05/18/2027	2,131,000	2,048,580
General Mills, Inc.
4.550%, 04/17/2038	863,000	845,418
4.700%, 04/17/2048 (E)	752,000	734,120
Kraft Heinz Foods Company
2.800%, 07/02/2020	1,884,000	1,868,129
4.375%, 06/01/2046	2,201,000	1,923,290
4.625%, 01/30/2029	2,440,000	2,435,868
Reynolds American, Inc.
5.850%, 08/15/2045	1,259,000	1,372,366
Walmart, Inc.
3.400%, 06/26/2023	1,708,000	1,728,437

The accompanying notes are an integral part of the financial statements.	16

John Hancock Funds II
Portfolio of Investments — August 31, 2018 (showing percentage of total net assets)

Core Bond Fund (continued)

	Shares or
	Principal
	Amount	Value
CORPORATE BONDS (continued)
Consumer staples (continued)
Walmart, Inc. (continued)
3.700%, 06/26/2028	$3,241,000	$3,270,868
3.950%, 06/28/2038	825,000	830,466
		27,359,895
Energy – 2.7%
Anadarko Petroleum Corp.
3.450%, 07/15/2024	1,045,000	1,013,148
4.850%, 03/15/2021	706,000	727,917
Andeavor Logistics LP
3.500%, 12/01/2022	720,000	708,526
5.200%, 12/01/2047	1,020,000	1,012,011
Apache Corp.
5.100%, 09/01/2040	264,000	262,887
5.250%, 02/01/2042	380,000	387,827
Cenovus Energy, Inc.
5.400%, 06/15/2047	390,000	386,535
Cimarex Energy Company
3.900%, 05/15/2027	614,000	589,635
4.375%, 06/01/2024	2,237,000	2,265,728
Concho Resources, Inc.
4.300%, 08/15/2028	1,014,000	1,013,729
Devon Energy Corp.
5.000%, 06/15/2045	996,000	1,004,464
Ecopetrol SA
5.875%, 05/28/2045	440,000	436,216
Enbridge Energy Partners LP
7.375%, 10/15/2045	365,000	477,420
Enbridge, Inc.
2.900%, 07/15/2022	1,496,000	1,458,497
Encana Corp.
6.500%, 02/01/2038	1,005,000	1,192,450
6.625%, 08/15/2037	585,000	698,706
Energy Transfer Equity LP
5.500%, 06/01/2027	1,919,000	2,012,551
Energy Transfer Partners LP
6.000%, 06/15/2048	315,000	334,310
6.125%, 12/15/2045	1,157,000	1,222,995
6.500%, 02/01/2042	344,000	377,626
Exxon Mobil Corp.
4.114%, 03/01/2046	1,686,000	1,726,435
Hess Corp.
5.600%, 02/15/2041	260,000	263,286
5.800%, 04/01/2047	533,000	555,650
HollyFrontier Corp.
5.875%, 04/01/2026	820,000	882,467
Kinder Morgan, Inc.
3.150%, 01/15/2023	1,469,000	1,441,609
5.000%, 02/15/2021 (D)	1,939,000	2,008,036
Marathon Petroleum Corp.
4.750%, 09/15/2044	692,000	671,649
MPLX LP
4.700%, 04/15/2048	1,053,000	984,001
5.200%, 03/01/2047	631,000	629,465
Northwest Pipeline LLC
4.000%, 04/01/2027 (D)	1,647,000	1,611,080
Petroleos Mexicanos
2.378%, 04/15/2025	612,500	598,732
2.460%, 12/15/2025	2,055,000	2,008,463
5.350%, 02/12/2028 (D)	1,620,000	1,511,460
6.350%, 02/12/2048 (D)	655,000	581,313
6.500%, 03/13/2027	1,095,000	1,108,578
6.750%, 09/21/2047	765,000	708,145
Schlumberger Finance Canada, Ltd.
2.650%, 11/20/2022 (D)	2,523,000	2,450,006

Core Bond Fund (continued)

	Shares or
	Principal
	Amount	Value
CORPORATE BONDS (continued)
Energy (continued)
Schlumberger Holdings Corp.
4.000%, 12/21/2025 (D)	$2,480,000	$2,493,263
The Williams Companies, Inc.
3.750%, 06/15/2027	937,000	898,648
4.550%, 06/24/2024	787,000	803,244
4.850%, 03/01/2048	435,000	421,694
5.400%, 03/04/2044	639,000	663,919
5.750%, 06/24/2044	836,000	898,700
Western Gas Partners LP
5.300%, 03/01/2048	1,238,000	1,179,406
5.500%, 08/15/2048	871,000	844,598
		45,527,025
Financials – 6.6%
AerCap Ireland Capital DAC
3.500%, 01/15/2025	1,609,000	1,535,447
American Express Company
3.400%, 02/27/2023	3,110,000	3,082,979
3.700%, 08/03/2023	2,892,000	2,901,981
American International Group, Inc.
4.200%, 04/01/2028	978,000	971,246
6.250%, 05/01/2036	548,000	632,661
Aon PLC
3.875%, 12/15/2025	1,060,000	1,060,627
Banco Santander SA
3.800%, 02/23/2028	600,000	555,012
4.250%, 04/11/2027	935,000	899,048
4.379%, 04/12/2028	1,600,000	1,546,863
Bank of America Corp.
3.248%, 10/21/2027	1,885,000	1,770,249
3.300%, 01/11/2023	1,732,000	1,718,573
4.000%, 04/01/2024	1,629,000	1,655,032
4.450%, 03/03/2026	1,011,000	1,013,142
Bank of America Corp. (2.738% to
1-23-21, then 3 month LIBOR +
0.370%) 01/23/2022	1,266,000	1,246,603
Bank of America Corp. (3.593% to
7-21-27, then 3 month LIBOR +
1.370%) 07/21/2028	1,326,000	1,269,113
Bank of America Corp. (3.864% to
7-23-23, then 3 month LIBOR +
0.940%) 07/23/2024	3,784,000	3,801,380
Bank of America Corp. (4.244% to
4-24-37, then 3 month LIBOR +
1.814%) 04/24/2038	1,361,000	1,339,474
Banque Federative du Credit Mutuel SA
3.750%, 07/20/2023 (D)	2,855,000	2,852,817
Berkshire Hathaway Finance Corp.
4.200%, 08/15/2048	1,373,000	1,390,238
BNP Paribas SA
3.500%, 03/01/2023 (D)	3,651,000	3,573,533
4.400%, 08/14/2028 (D)	778,000	772,544
Brighthouse Financial, Inc.
3.700%, 06/22/2027	670,000	598,135
Capital One Financial Corp.
2.400%, 10/30/2020	1,265,000	1,241,491
3.200%, 01/30/2023	880,000	858,476
4.250%, 04/30/2025	2,240,000	2,250,161
Capital One NA
2.650%, 08/08/2022	924,000	891,422
Citibank N.A.
3.400%, 07/23/2021	2,476,000	2,481,095
Citigroup, Inc.
3.200%, 10/21/2026	629,000	590,022
4.450%, 09/29/2027	2,903,000	2,875,700

The accompanying notes are an integral part of the financial statements.	17

John Hancock Funds II
Portfolio of Investments — August 31, 2018 (showing percentage of total net assets)

Core Bond Fund (continued)

	Shares or
	Principal
	Amount	Value
CORPORATE BONDS (continued)
Financials (continued)
Citigroup, Inc. (2.876% to 7-24-22, then
3 month LIBOR + 0.950%)
07/24/2023	$616,000	$598,091
Citigroup, Inc. (3.878% to 1-24-38, then
3 month LIBOR + 1.168%)
01/24/2039	482,000	446,267
Citigroup, Inc. (4.044% to 6-1-23, then 3
month LIBOR + 1.023%) 06/01/2024	2,261,000	2,280,571
Citigroup, Inc. (4.075% to 4-23-28, then
3 month LIBOR + 1.192%)
04/23/2029	612,000	602,383
Comerica, Inc.
3.700%, 07/31/2023	3,786,000	3,795,986
Credit Agricole SA
3.750%, 04/24/2023 (D)	1,205,000	1,187,374
Danske Bank A/S
3.875%, 09/12/2023 (D)	1,465,000	1,457,726
4.375%, 06/12/2028 (D)	967,000	961,794
DNB Bank ASA
2.125%, 10/02/2020 (D)	1,590,000	1,551,743
Fifth Third Bank
3.950%, 07/28/2025	2,580,000	2,598,870
HSBC Holdings PLC
2.650%, 01/05/2022	838,000	815,406
Intesa Sanpaolo SpA
3.875%, 07/14/2027 to 01/12/2028 (D)	6,235,000	5,327,000
4.375%, 01/12/2048 (D)	712,000	545,247
JPMorgan Chase & Co.
2.295%, 08/15/2021	994,000	968,784
2.950%, 10/01/2026	2,920,000	2,732,533
JPMorgan Chase & Co. (3.514% to
6-18-21, then 3 month LIBOR +
0.610%) 06/18/2022	3,066,000	3,080,621
JPMorgan Chase & Co. (3.559% to
4-23-23, then 3 month LIBOR +
0.730%) 04/23/2024	649,000	645,794
JPMorgan Chase & Co. (3.882% to
7-24-37, then 3 month LIBOR +
1.360%) 07/24/2038	2,435,000	2,270,078
JPMorgan Chase & Co. (4.260% to
2-22-47, then 3 month LIBOR +
1.580%) 02/22/2048	685,000	658,316
Liberty Mutual Group, Inc.
4.250%, 06/15/2023 (D)	624,000	634,536
Lloyds Banking Group PLC
4.050%, 08/16/2023	3,217,000	3,207,378
4.344%, 01/09/2048	1,140,000	1,002,870
4.375%, 03/22/2028	2,011,000	1,978,685
MetLife, Inc.
4.600%, 05/13/2046	795,000	815,310
Morgan Stanley
2.625%, 11/17/2021	1,717,000	1,676,709
2.750%, 05/19/2022	8,000	7,800
Morgan Stanley (3.971% to 7-22-37,
then 3 month LIBOR + 1.455%)
07/22/2038	911,000	852,732
New York Life Global Funding
3.250%, 08/06/2021 (D)	1,575,000	1,580,377
PNC Bank NA
3.500%, 06/08/2023	930,000	935,169
4.050%, 07/26/2028	2,150,000	2,175,823
Pricoa Global Funding I
3.450%, 09/01/2023 (D)	2,780,000	2,774,026
Prudential Financial, Inc.
4.600%, 05/15/2044	320,000	328,812

Core Bond Fund (continued)

	Shares or
	Principal
	Amount	Value
CORPORATE BONDS (continued)
Financials (continued)
Sumitomo Mitsui Financial Group, Inc.
3.748%, 07/19/2023	$2,470,000	$2,482,216
Temasek Financial I, Ltd.
3.625%, 08/01/2028 (D)	403,000	406,049
The Goldman Sachs Group, Inc.
3.500%, 11/16/2026	932,000	887,321
The Goldman Sachs Group, Inc. (4.223%
to 5-1-28, then 3 month LIBOR +
1.301%) 05/01/2029	1,915,000	1,891,773
The Goldman Sachs Group, Inc. (4.411%
to 4-23-38, then 3 month LIBOR +
1.430%) 04/23/2039	1,745,000	1,704,307
UBS Group Funding Switzerland AG
2.650%, 02/01/2022 (D)	2,960,000	2,872,559
Voya Financial, Inc.
3.125%, 07/15/2024	1,809,000	1,720,676
4.800%, 06/15/2046	510,000	510,153
XLIT, Ltd.
5.250%, 12/15/2043	622,000	680,050
5.500%, 03/31/2045	517,000	555,444
6.250%, 05/15/2027	771,000	883,251
		112,463,674
Health care – 2.4%
Abbott Laboratories
3.750%, 11/30/2026	2,056,000	2,038,447
4.900%, 11/30/2046	1,377,000	1,496,253
AbbVie, Inc.
2.500%, 05/14/2020	2,485,000	2,461,917
Allergan Finance LLC
4.625%, 10/01/2042	296,000	285,687
Anthem, Inc.
2.950%, 12/01/2022	1,360,000	1,326,011
Becton, Dickinson and Company
2.404%, 06/05/2020	2,100,000	2,065,444
2.894%, 06/06/2022	1,815,000	1,766,977
3.700%, 06/06/2027	1,385,000	1,326,218
4.685%, 12/15/2044	1,255,000	1,231,726
Celgene Corp.
2.750%, 02/15/2023	2,244,000	2,158,677
2.875%, 02/19/2021	660,000	653,409
4.350%, 11/15/2047	403,000	368,000
4.550%, 02/20/2048	1,270,000	1,198,582
CVS Health Corp.
4.300%, 03/25/2028	2,555,000	2,535,738
4.780%, 03/25/2038	1,161,000	1,154,953
5.050%, 03/25/2048	1,040,000	1,053,982
GlaxoSmithKline Capital, Inc.
3.375%, 05/15/2023	3,193,000	3,196,919
Johnson & Johnson
2.625%, 01/15/2025	670,000	650,652
3.400%, 01/15/2038	1,320,000	1,244,674
3.500%, 01/15/2048	750,000	701,386
Sanofi
3.375%, 06/19/2023	2,762,000	2,776,424
3.625%, 06/19/2028	3,067,000	3,087,601
Stryker Corp.
3.375%, 11/01/2025	1,002,000	978,404
3.650%, 03/07/2028	1,814,000	1,775,607
UnitedHealth Group, Inc.
3.150%, 06/15/2021	1,354,000	1,354,872
3.500%, 06/15/2023	45,000	45,296
3.850%, 06/15/2028	2,155,000	2,176,655
4.250%, 06/15/2048	947,000	949,919
		42,060,430

The accompanying notes are an integral part of the financial statements.	18

John Hancock Funds II
Portfolio of Investments — August 31, 2018 (showing percentage of total net assets)

Core Bond Fund (continued)

	Shares or
	Principal
	Amount	Value
CORPORATE BONDS (continued)
Industrials – 2.1%
Air Lease Corp.
3.625%, 04/01/2027 to 12/01/2027	$3,330,000	$3,108,780
Burlington Northern Santa Fe LLC
4.050%, 06/15/2048	975,000	948,454
4.150%, 12/15/2048	1,148,000	1,140,932
Delta Air Lines, Inc.
3.800%, 04/19/2023	1,814,000	1,794,852
4.375%, 04/19/2028	1,165,000	1,137,432
ERAC USA Finance LLC
4.500%, 02/15/2045 (D)	310,000	296,943
FedEx Corp.
4.400%, 01/15/2047	406,000	384,482
4.550%, 04/01/2046	1,095,000	1,072,800
General Electric Company
4.500%, 03/11/2044	2,462,000	2,382,478
5.875%, 01/14/2038	1,240,000	1,415,341
John Deere Capital Corp.
2.650%, 06/24/2024	1,530,000	1,470,082
Mexico City Airport Trust
5.500%, 07/31/2047 (D)	1,655,000	1,468,697
Northrop Grumman Corp.
2.080%, 10/15/2020	1,450,000	1,420,179
2.550%, 10/15/2022	2,036,000	1,972,539
3.250%, 08/01/2023 to 01/15/2028	2,748,000	2,686,350
4.030%, 10/15/2047	278,000	259,805
Penske Truck Leasing Company LP
3.950%, 03/10/2025 (D)	983,000	972,561
4.125%, 08/01/2023 (D)	2,477,000	2,490,505
The Boeing Company
3.550%, 03/01/2038	540,000	522,045
3.625%, 03/01/2048	172,000	163,030
United Technologies Corp.
3.650%, 08/16/2023	2,427,000	2,434,872
3.950%, 08/16/2025	1,040,000	1,044,594
4.125%, 11/16/2028	2,774,000	2,772,509
4.450%, 11/16/2038	705,000	700,311
4.625%, 11/16/2048	388,000	391,694
Valmont Industries, Inc.
5.000%, 10/01/2044	630,000	580,720
5.250%, 10/01/2054	1,085,000	968,640
		36,001,627
Information technology – 1.1%
Alibaba Group Holding, Ltd.
4.000%, 12/06/2037	408,000	381,798
Apple, Inc.
2.850%, 05/11/2024	1,243,000	1,213,927
3.200%, 05/11/2027	1,735,000	1,687,042
3.750%, 11/13/2047	1,288,000	1,220,123
4.250%, 02/09/2047	1,272,000	1,314,264
4.375%, 05/13/2045	630,000	657,531
Dell International LLC
6.020%, 06/15/2026 (D)	310,000	328,405
8.350%, 07/15/2046 (D)	492,000	602,433
Hewlett Packard Enterprise Company
6.350%, 10/15/2045	1,282,000	1,321,470
Microsoft Corp.
2.000%, 08/08/2023	1,565,000	1,485,972
4.100%, 02/06/2037	1,036,000	1,075,955
4.250%, 02/06/2047	2,337,000	2,463,007
NXP BV
3.875%, 09/01/2022 (D)	1,236,000	1,225,185
4.625%, 06/01/2023 (D)	2,168,000	2,200,520
Oracle Corp.
2.625%, 02/15/2023	852,000	831,041
2.950%, 11/15/2024	468,000	455,036

Core Bond Fund (continued)

	Shares or
	Principal
	Amount	Value
CORPORATE BONDS (continued)
Information technology (continued)
Oracle Corp. (continued)
3.800%, 11/15/2037	$477,000	$457,879
4.000%, 11/15/2047	392,000	376,787
		19,298,375
Materials – 0.8%
Barrick North America Finance LLC
5.700%, 05/30/2041	774,000	842,243
CF Industries, Inc.
3.400%, 12/01/2021 (D)	1,923,000	1,899,196
4.500%, 12/01/2026 (D)	1,286,000	1,283,537
International Paper Company
5.150%, 05/15/2046	1,814,000	1,855,186
Southern Copper Corp.
5.875%, 04/23/2045	785,000	851,000
7.500%, 07/27/2035	235,000	290,225
Syngenta Finance NV
5.182%, 04/24/2028 (D)	575,000	553,714
5.676%, 04/24/2048 (D)	390,000	358,842
The Royal Bank Of Scotland Group PLC
(4.892% to 5-18-28, then 3 month
LIBOR + 1.754%) 05/18/2029	1,329,000	1,328,878
The Sherwin-Williams Company
2.750%, 06/01/2022	1,537,000	1,495,719
3.450%, 06/01/2027	632,000	601,949
Vale Overseas, Ltd.
6.250%, 08/10/2026	1,040,000	1,142,835
Vulcan Materials Company
4.500%, 06/15/2047	740,000	671,809
		13,175,133
Real estate – 1.0%
American Tower Corp.
3.600%, 01/15/2028	1,035,000	971,806
DDR Corp.
4.250%, 02/01/2026 (E)	262,000	258,605
4.625%, 07/15/2022	1,750,000	1,799,146
Mid-America Apartments LP
3.600%, 06/01/2027	617,000	596,438
3.750%, 06/15/2024	1,600,000	1,583,496
4.000%, 11/15/2025	825,000	821,673
4.300%, 10/15/2023	690,000	704,249
Public Storage
2.370%, 09/15/2022	1,717,000	1,655,808
3.094%, 09/15/2027	1,362,000	1,291,857
Regency Centers LP
3.600%, 02/01/2027	626,000	601,969
4.125%, 03/15/2028	786,000	784,185
Store Capital Corp.
4.500%, 03/15/2028	2,425,000	2,385,804
Tanger Properties LP
3.750%, 12/01/2024	790,000	764,829
3.875%, 12/01/2023	890,000	873,098
Washington Prime Group LP
5.950%, 08/15/2024	640,000	621,237
WEA Finance LLC
3.150%, 04/05/2022 (D)	1,570,000	1,543,156
		17,257,356
Telecommunication services – 0.9%
AT&T, Inc.
3.400%, 05/15/2025	320,000	304,032
4.500%, 03/09/2048	317,000	273,665
4.750%, 05/15/2046	630,000	568,290
4.900%, 08/15/2037 (D)	418,000	399,592
5.150%, 02/15/2050 (D)	1,016,000	946,543
5.250%, 03/01/2037	1,182,000	1,172,002

The accompanying notes are an integral part of the financial statements.	19

John Hancock Funds II
Portfolio of Investments — August 31, 2018 (showing percentage of total net assets)

Core Bond Fund (continued)

	Shares or
	Principal
	Amount	Value
CORPORATE BONDS (continued)
Telecommunication
services (continued)
AT&T, Inc. (continued)
5.450%, 03/01/2047	$1,735,000	$1,717,150
Telefonica Emisiones SAU
5.213%, 03/08/2047	550,000	541,128
Verizon Communications, Inc.
4.125%, 08/15/2046	1,271,000	1,122,628
4.150%, 03/15/2024	631,000	645,884
4.272%, 01/15/2036	645,000	607,944
4.329%, 09/21/2028 (D)	2,207,000	2,223,452
4.400%, 11/01/2034	1,373,000	1,325,875
5.500%, 03/16/2047	1,403,000	1,512,703
Vodafone Group PLC
3.750%, 01/16/2024	2,230,000	2,211,037
5.250%, 05/30/2048	126,000	126,731
		15,698,656
Utilities – 1.9%
Alliant Energy Finance LLC
4.250%, 06/15/2028 (D)	1,669,000	1,671,141
American Transmission Systems, Inc.
5.000%, 09/01/2044 (D)	353,000	380,994
Appalachian Power Company
3.300%, 06/01/2027	970,000	934,802
Broadcom Corp.
3.500%, 01/15/2028	908,000	819,800
Dominion Energy, Inc.
1.600%, 08/15/2019	1,300,000	1,284,902
2.000%, 08/15/2021	905,000	868,695
4.250%, 06/01/2028	1,496,000	1,508,306
4.700%, 12/01/2044	554,000	565,806
Duke Energy Corp.
1.800%, 09/01/2021	1,360,000	1,302,978
Duquesne Light Holdings, Inc.
3.616%, 08/01/2027 (D)	1,983,000	1,877,829
Electricite de France SA
6.000%, 01/22/2114 (D)	1,037,000	1,091,250
FirstEnergy Transmission LLC
5.450%, 07/15/2044 (D)	264,000	294,731
Georgia Power Company
4.300%, 03/15/2042	320,000	308,523
Indiana Michigan Power Company
4.250%, 08/15/2048	472,000	474,272
4.550%, 03/15/2046	685,000	718,020
IPALCO Enterprises, Inc.
3.700%, 09/01/2024	1,630,000	1,574,612
Mid-Atlantic Interstate
Transmission LLC
4.100%, 05/15/2028 (D)	1,238,000	1,244,647
Pacific Gas & Electric Company
3.300%, 03/15/2027 to 12/01/2027	1,848,000	1,698,106
3.950%, 12/01/2047	545,000	478,619
4.300%, 03/15/2045	931,000	868,046
5.800%, 03/01/2037	187,000	206,785
6.050%, 03/01/2034	437,000	491,053
PPL Capital Funding, Inc.
3.100%, 05/15/2026	947,000	886,943
Sempra Energy
2.900%, 02/01/2023	664,000	642,560
4.000%, 02/01/2048	2,358,000	2,134,851
South Carolina Electric & Gas Company
4.250%, 08/15/2028	1,034,000	1,037,990
5.100%, 06/01/2065	236,000	241,346
Southern California Edison Company
3.700%, 08/01/2025	757,000	760,363
4.125%, 03/01/2048	3,213,000	3,108,580

Core Bond Fund (continued)

	Shares or
	Principal
	Amount	Value
CORPORATE BONDS (continued)
Utilities (continued)
Southern Company Gas Capital Corp.
2.450%, 10/01/2023	$980,000	$925,420
Southwestern Electric Power Company
2.750%, 10/01/2026	321,000	297,117
3.850%, 02/01/2048	835,000	772,057
3.900%, 04/01/2045	430,000	400,618
		31,871,762
TOTAL CORPORATE BONDS
(Cost $392,134,761)		$386,616,185

MUNICIPAL BONDS – 0.6%
County of Clark (Nevada)
6.820%, 07/01/2045	1,115,000	1,610,696
Los Angeles Community College District
(California)
6.750%, 08/01/2049	1,530,000	2,237,610
North Texas Tollway Authority
6.718%, 01/01/2049	1,495,000	2,140,466
Port Authority of New York & New
Jersey
4.458%, 10/01/2062	2,210,000	2,349,672
State of California
7.600%, 11/01/2040	490,000	740,395
State of Illinois
5.100%, 06/01/2033	315,000	304,007
The Ohio State University
4.800%, 06/01/2111	600,000	643,218
TOTAL MUNICIPAL BONDS (Cost $9,339,063)		$10,026,064

COLLATERALIZED MORTGAGE
OBLIGATIONS – 11.6%
Commercial and residential – 4.1%
Benchmark Mortgage Trust
Series 2018-B1, Class ASB
3.602%, 01/15/2051 (F)	532,000	533,989
CD Mortgage Trust
Series 2016-CD1, Class A1,
1.443%, 08/10/2049	342,828	334,294
Series 2016-CD1, Class ASB,
2.622%, 08/10/2049	1,295,000	1,237,204
Series 2017-CD4, Class ASB,
3.317%, 05/10/2050	702,000	696,995
Series 2017-CD6, Class ASB,
3.332%, 11/13/2050	1,764,000	1,748,299
Series 2018-CD7, Class A4,
4.279%, 08/15/2051	1,621,000	1,694,032
CFCRE Commercial Mortgage Trust
Series 2016-C3, Class A1,
1.793%, 01/10/2048	525,491	517,804
Series 2016-C4, Class A4,
3.283%, 05/10/2058	863,000	839,587
Series 2016-C4, Class ASB,
3.091%, 05/10/2058	945,000	924,848
Series 2016-C7, Class A2,
3.585%, 12/10/2054	934,000	927,006
Series 2016-C7, Class A3,
3.838%, 12/10/2054	579,000	584,131
Series 2017-C8, Class A1,
1.965%, 06/15/2050	476,519	466,427
Series 2017-C8, Class A4,
3.572%, 06/15/2050	560,000	552,143
Series 2017-C8, Class ASB,
3.367%, 06/15/2050	733,000	723,523
The accompanying notes are an integral part of the financial statements.	20

John Hancock Funds II
Portfolio of Investments — August 31, 2018 (showing percentage of total net assets)

Core Bond Fund (continued)

	Shares or
	Principal
	Amount	Value
COLLATERALIZED MORTGAGE
OBLIGATIONS (continued)
Commercial and
residential (continued)
Citigroup Commercial Mortgage Trust
Series 2015-GC29, Class AS
3.457%, 04/10/2048	$421,000	$414,829
Commercial Mortgage Trust (Cantor
Fitzgerald/Deutsche Bank AG)
Series 2012-CR3, Class A3,
2.822%, 10/15/2045	734,040	721,472
Series 2012-CR4, Class A2,
1.801%, 10/15/2045	106,803	105,144
Series 2013-CR10, Class A2,
2.972%, 08/10/2046	36,345	36,067
Series 2013-CR11, Class A1,
1.468%, 08/10/2050	58,258	58,128
Series 2013-CR12, Class A4,
4.046%, 10/10/2046	758,000	782,167
Series 2014-CR16, Class ASB,
3.653%, 04/10/2047	940,000	950,315
Series 2014-UBS4, Class AM,
3.968%, 08/10/2047	969,000	971,240
Series 2014-UBS6, Class A5,
3.644%, 12/10/2047	1,326,000	1,334,468
Series 2016-COR1, Class ASB,
2.972%, 10/10/2049	562,000	546,020
Commercial Mortgage Trust
(Citigroup/Deutsche Bank AG)
Series 2018-COR3, Class A3
4.228%, 05/10/2051	687,000	713,298
Commercial Mortgage Trust (Deutsche
Bank AG)
Series 2015-DC1, Class A5
3.350%, 02/10/2048	1,012,000	1,000,665
Commercial Mortgage Trust (Deutsche
Bank AG/Jefferies & Company)
Series 2014-UBS5, Class ASB
3.548%, 09/10/2047	195,000	196,476
Commercial Mortgage Trust (Deutsche
Bank AG/UBS)
Series 2014-UBS2, Class A5
3.961%, 03/10/2047	248,000	253,849
CSAIL Commercial Mortgage Trust
Series 2015-C3, Class A4,
3.718%, 08/15/2048	986,000	993,651
Series 2015-C4, Class A4,
3.808%, 11/15/2048	2,404,000	2,431,897
Series 2016-C5, Class ASB,
3.352%, 11/15/2048	279,000	279,499
Series 2016-C7, Class A5,
3.502%, 11/15/2049	1,501,000	1,478,570
CSMC Trust
Series 2016-NXSR, Class A4
3.795%, 12/15/2049 (F)	1,228,000	1,236,175
DBJPM Mortgage Trust
Series 2017-C6, Class ASB
3.121%, 06/10/2050	416,000	406,696
GS Mortgage Securities Trust
Series 2012-GCJ7, Class AAB,
2.935%, 05/10/2045	131,104	130,993
Series 2013-GC16, Class A2,
3.033%, 11/10/2046	446,586	446,419
Series 2014-GC18, Class A3,
3.801%, 01/10/2047	623,000	637,023
Series 2015-GC35, Class A4,
3.506%, 10/10/2048	885,000	881,936

Core Bond Fund (continued)

	Shares or
	Principal
	Amount	Value
COLLATERALIZED MORTGAGE
OBLIGATIONS (continued)
Commercial and
residential (continued)
GS Mortgage Securities Trust (continued)
Series 2016-GS3, Class A4,
2.850%, 10/10/2049	$572,000	$541,562
Series 2016-GS3, Class AAB,
2.777%, 10/10/2049	857,000	833,806
Impact Funding Affordable Multifamily
Housing Mortgage Loan Trust
Series 2010-1, Class A1
5.314%, 01/25/2051 (D)	1,645,905	1,743,869
JPMBB Commercial Mortgage
Securities Trust
Series 2013-C15, Class A2,
2.977%, 11/15/2045	503,039	502,260
Series 2014-C23, Class A4,
3.670%, 09/15/2047	793,000	802,547
Series 2015-C28, Class A2,
2.773%, 10/15/2048	542,000	540,002
Series 2015-C28, Class A3,
2.912%, 10/15/2048	3,160,000	3,061,134
Series 2015-C28, Class A4,
3.227%, 10/15/2048	1,097,000	1,078,061
JPMCC Commercial Mortgage
Securities Trust
Series 2017-JP5, Class ASB,
3.548%, 03/15/2050	2,500,000	2,504,219
Series 2017-JP6, Class ASB,
3.282%, 07/15/2050	781,000	770,675
JPMDB Commercial Mortgage
Securities Trust
Series 2017-C5, Class ASB,
3.491%, 03/15/2050	281,000	280,480
Series 2018-C8, Class ASB,
4.145%, 06/15/2051	841,000	871,041
JPMorgan Chase Commercial Mortgage
Securities Trust
Series 2010-CNTR, Class A2,
4.311%, 08/05/2032 (D)	1,444,091	1,470,511
Series 2012-CBX, Class A4,
3.483%, 06/15/2045	1,197,000	1,203,716
Series 2013-C13, Class A2,
2.665%, 01/15/2046	507,777	506,878
Series 2014-C20, Class A2,
2.872%, 07/15/2047	516,000	515,864
Series 2015-JP1, Class ASB,
3.733%, 01/15/2049	843,000	856,834
Series 2016-JP2, Class A1,
1.324%, 08/15/2049	879,259	861,854
Series 2016-JP2, Class ASB,
2.713%, 08/15/2049	770,000	745,235
JPMorgan Mortgage Trust
Series 2016-5, Class A1,
2.616%, 12/25/2046 (D)(F)	993,160	977,535
Series 2017-5, Class A1,
3.172%, 10/26/2048 (D)(F)	9,529,974	9,430,859
Morgan Stanley Bank of America Merrill
Lynch Trust
Series 2015-C25, Class A5,
3.635%, 10/15/2048	913,000	916,098
Series 2015-C25, Class ASB,
3.383%, 10/15/2048	2,640,000	2,634,971
Series 2015-C27, Class A4,
3.753%, 12/15/2047	226,000	228,282

The accompanying notes are an integral part of the financial statements.	21

John Hancock Funds II
Portfolio of Investments — August 31, 2018 (showing percentage of total net assets)

Core Bond Fund (continued)

	Shares or
	Principal
	Amount	Value
COLLATERALIZED MORTGAGE
OBLIGATIONS (continued)
Commercial and
residential (continued)
Morgan Stanley Bank of America Merrill
Lynch Trust (continued)
Series 2016-C28, Class A4,
3.544%, 01/15/2049	$479,000	$477,526
Morgan Stanley Capital I Trust
Series 2016-UB11, Class A1,
1.445%, 08/15/2049	897,924	880,106
Series 2016-UB11, Class ASB,
2.606%, 08/15/2049	646,000	619,085
Series 2016-UBS9, Class A1,
1.711%, 03/15/2049	460,390	452,316
Series 2018-H3, Class A5,
4.177%, 07/15/2051	1,351,000	1,399,181
UBS Commercial Mortgage Trust
Series 2017-C7, Class A4,
3.679%, 12/15/2050	533,000	529,974
Series 2018-C, Class A4,
4.117%, 03/15/2051 (F)	1,387,000	1,425,781
Series 2018-C10, Class A4,
4.313%, 05/15/2051	685,000	715,197
UBS-Barclays Commercial Mortgage
Trust
Series 2012-C2, Class A4
3.525%, 05/10/2063	1,137,000	1,145,193
		70,309,931
U.S. Government Agency – 7.5%
Federal Home Loan Mortgage Corp.
Series 356, Class 300,
3.000%, 09/15/2047	1,525,985	1,479,167
Series 360, Class 300,
3.000%, 11/15/2047	3,568,628	3,473,471
Series 3838, Class QE,
3.500%, 01/15/2029	106,823	106,798
Series 4576, Class HN,
3.500%, 08/15/2041	3,186,319	3,211,118
Series 4640, Class LD,
4.000%, 09/15/2043	3,883,993	3,993,899
Series 4700, Class QJ,
4.000%, 07/15/2044	3,674,091	3,782,581
Series 4705, Class A,
4.500%, 09/15/2042	2,491,900	2,607,230
Series 4742, Class PA,
3.000%, 10/15/2047	11,705,178	11,419,805
Series 4763, Class CA,
3.000%, 09/15/2038	661,752	656,364
Series 4767 KA, Class KA,
3.000%, 03/15/2048	3,270,518	3,237,653
Series 4782, Class BA,
4.500%, 11/15/2044	4,084,704	4,245,167
Series 4786, Class DP,
4.500%, 07/15/2042	1,863,043	1,928,145
Series 4787, Class AK,
3.000%, 05/15/2048	4,807,275	4,631,099
Series 4796, Class AK,
3.000%, 05/15/2048	6,295,674	6,065,585
Series 4802, Class A,
3.000%, 06/15/2048	5,939,053	5,723,461
Federal National Mortgage Association
Series 1998-61, Class PL,
6.000%, 11/25/2028	610	658
Series 2013-30, Class CA,
1.500%, 04/25/2043	668,597	618,451

Core Bond Fund (continued)

	Shares or
	Principal
	Amount	Value
COLLATERALIZED MORTGAGE
OBLIGATIONS (continued)
U.S. Government Agency (continued)
Federal National
Mortgage Association (continued)
Series 2014-40, Class EP,
3.500%, 10/25/2042	$896,354	$906,177
Series 2017-13, Class PA,
3.000%, 08/25/2046	1,975,343	1,950,105
Series 2017-M7, Class A2,
2.961%, 02/25/2027 (F)	633,000	610,680
Series 2018-12, Class P,
3.000%, 03/25/2046	2,134,843	2,091,761
Series 2018-14, Class KC,
3.000%, 03/25/2048	3,069,911	3,073,647
Series 2018-15, Class AB,
3.000%, 03/25/2048	840,793	833,644
Series 2018-15, Class CA,
3.000%, 03/25/2048	808,968	799,784
Series 2018-38, Class LA,
3.000%, 06/25/2048	6,235,902	5,999,683
Series 2018-4, Class HC,
2.500%, 12/25/2047	1,723,946	1,643,914
Series 2018-43, Class CT,
3.000%, 06/25/2048	5,942,729	5,710,736
Series 2018-45, Class GA,
3.000%, 06/25/2048	12,890,002	12,386,799
Series 2018-50, Class BA,
3.000%, 07/25/2048	12,699,723	12,222,549
Series 2018-56, Class CH,
3.000%, 08/25/2048	2,940,000	2,838,305
Series 2018-57, Class PT,
3.000%, 08/25/2048	6,321,000	6,088,912
Series 2018-59, Class DA,
3.000%, 08/25/2048	6,436,000	6,202,063
Series 2018-63, Class DA,
3.500%, 09/25/2048	1,714,000	1,695,253
Series 2018-8, Class KL,
2.500%, 03/25/2047	2,214,000	2,101,352
Government National
Mortgage Association
Series 2012-141, Class WA,
4.530%, 11/16/2041 (F)	603,929	638,177
Series 2017-167, Class BQ,
2.500%, 08/20/2044	2,837,469	2,739,688
		127,713,881
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
(Cost $200,383,083)		$198,023,812

ASSET BACKED SECURITIES – 14.5%
Ally Auto Receivables Trust
Series 2015-1, Class A4
1.750%, 05/15/2020	753,260	751,683
Series 2015-2, Class A4
1.840%, 06/15/2020	713,000	711,372
Series 2018-1, Class A4
2.510%, 02/15/2023	811,000	799,552
Series 2018-2, Class A4
3.090%, 06/15/2023	1,822,000	1,821,813
Ally Master Owner Trust
Series 2018-4, Class A
3.300%, 07/17/2023	1,660,000	1,666,374
Americredit Automobile Receivables
Trust
Series 2018-1, Class A3
3.070%, 12/19/2022	788,000	787,768

The accompanying notes are an integral part of the financial statements.	22

John Hancock Funds II
Portfolio of Investments — August 31, 2018 (showing percentage of total net assets)

Core Bond Fund (continued)

	Shares or
	Principal
	Amount	Value
ASSET BACKED SECURITIES (continued)
Avis Budget Rental Car Funding
AESOP LLC
Series 2016-2A, Class A
2.720%, 11/20/2022 (D)	$969,000	$947,568
Series 2017-1A, Class A
3.070%, 09/20/2023 (D)	2,245,000	2,206,182
Capital Auto Receivables Asset Trust
Series 2015-3, Class A4
2.130%, 05/20/2020	935,000	934,079
Series 2015-4, Class A4
2.010%, 07/20/2020	1,420,000	1,417,046
Series 2016-2, Class A4
1.630%, 01/20/2021	57,000	56,541
Series 2016-2, Class A4
1.980%, 10/20/2020	765,000	762,412
Series 2016-3, Class A4
1.690%, 03/20/2021	674,000	667,341
Citibank Credit Card Issuance Trust
Series 2018-A2, Class A2 (1 month
LIBOR + 0.330%)
2.407%, 01/20/2025 (A)	3,418,000	3,419,365
Series 2018-A6, Class A6
3.210%, 12/07/2024	1,725,000	1,730,471
College Ave Student Loans LLC
Series 2017-A, Class A1 (1 month
LIBOR + 1.650%)
3.714%, 11/26/2046 (A)(D)	1,430,852	1,460,391
Series 2018-A, Class A2
4.130%, 12/26/2047 (D)	941,443	946,101
Discover Card Execution Note Trust
Series 2017-A2 , Class A2
2.390%, 07/15/2024	919,000	899,185
Ford Credit Auto Owner Trust
Series 2015-A, Class A4
1.640%, 06/15/2020	678,086	676,492
Series 2017-1, Class A
2.620%, 08/15/2028 (D)	2,132,000	2,085,281
Series 2017-A, Class A4
1.920%, 04/15/2022	1,180,000	1,156,808
Series 2018-1, Class A
3.190%, 07/15/2031 (D)	2,763,000	2,715,106
Series 2018-2, Class A
3.470%, 01/15/2030 (D)	7,344,000	7,380,292
GM Financial Consumer Automobile
Receivables Trust
Series 2018-3, Class A4
3.160%, 01/16/2024	985,000	985,327
Hertz Vehicle Financing II LP
Series 2015-1A, Class A
2.730%, 03/25/2021 (D)	4,872,000	4,830,705
Series 2015-3A, Class A
2.670%, 09/25/2021 (D)	2,840,000	2,795,966
Series 2016-2A, Class A
2.950%, 03/25/2022 (D)	1,214,000	1,197,122
Series 2016-3A, Class A
2.270%, 07/25/2020 (D)	1,787,000	1,775,009
Series 2016-3A, Class B
3.110%, 07/25/2020 (D)	711,000	708,746
Series 2016-4A, Class A
2.650%, 07/25/2022 (D)	3,524,000	3,431,987
Series 2017-1A, Class A
2.960%, 10/25/2021 (D)	1,483,000	1,467,311
Series 2017-2A, Class A
3.290%, 10/25/2023 (D)	2,366,000	2,314,413

Core Bond Fund (continued)

	Shares or
	Principal
	Amount	Value
ASSET BACKED SECURITIES (continued)
Hertz Vehicle Financing LLC
Series 2018-2A, Class A
3.650%, 06/27/2022 (D)	$1,641,000	$1,642,492
Series 2018-3A, Class A
4.030%, 07/25/2024 (D)	2,563,000	2,574,214
Honda Auto Receivables Owner Trust
Series 2018-2, Class A4
3.160%, 08/19/2024	1,391,000	1,396,128
Kubota Credit Owner Trust
Series 2018-1A, Class A4
3.210%, 01/15/2025 (D)	1,043,000	1,041,574
Mercedes-Benz Auto Receivables Trust
Series 18-1, Class A4
3.310%, 10/15/2024	1,003,000	1,006,565
Navient Private Education Loan Trust
Series 2014-AA, Class A3 (1 month
LIBOR + 1.600%)
3.663%, 10/15/2031 (A)(D)	2,054,000	2,118,279
Series 2014-CTA, Class A (1 month
LIBOR + 0.700%)
2.763%, 09/16/2024 (A)(D)	562,143	562,787
Series 2015-CA, Class B
3.250%, 05/15/2040 (D)	915,000	915,315
Series 2016-AA, Class A2A
3.910%, 12/15/2045 (D)	3,219,672	3,260,143
Series 2016-AA, Class A2B (1 month
LIBOR + 2.150%)
4.213%, 12/15/2045 (A)(D)	1,073,224	1,117,256
Series 2017-A, Class A1 (1 month
LIBOR + 0.400%)
2.463%, 12/16/2058 (A)(D)	1,162,988	1,163,997
Series 2017-A, Class A2B (1 month
LIBOR + 0.900%)
2.963%, 12/16/2058 (A)(D)	2,627,000	2,644,687
Series 2018-BA, Class A2A
3.820%, 12/15/2059 (D)	1,365,000	1,369,646
Series 2018-BA, Class A2B (1 month
LIBOR + 0.720%)
2.783%, 12/15/2059 (A)(D)	1,191,000	1,193,721
Navient Private Education Refi
Loan Trust
Series 2018-A, Class A2
3.190%, 02/18/2042 (D)	719,000	710,670
Series 2018-CA, Class A2
3.800%, 06/16/2042 (D)	750,000	750,558
Navient Student Loan Trust
Series 2014-1, Class A3 (1 month
LIBOR + 0.510%)
2.574%, 06/25/2031 (A)	1,643,388	1,642,251
Series 2016-1A, Class A (1 month
LIBOR + 0.700%)
2.764%, 02/25/2070 (A)(D)	6,480,631	6,505,135
Series 2016-3A, Class A2 (1 month
LIBOR + 0.850%)
2.914%, 06/25/2065 (A)(D)	1,040,000	1,045,567
Series 2017-4A, Class A2 (1 month
LIBOR + 0.500%)
2.565%, 09/27/2066 (A)(D)	1,245,000	1,249,107
Series 2018-3A, Class A3 (1month
LIBOR + 0.800%)
2.888%, 03/25/2067 (A)(D)	1,747,000	1,748,036
Nelnet Student Loan Trust
Series 2004-3, Class A5 (3 month
LIBOR + 0.180%)
2.515%, 10/27/2036 (A)	757,341	748,344

The accompanying notes are an integral part of the financial statements.	23

John Hancock Funds II
Portfolio of Investments — August 31, 2018 (showing percentage of total net assets)

Core Bond Fund (continued)

	Shares or
	Principal
	Amount	Value
ASSET BACKED SECURITIES (continued)
Nelnet Student Loan Trust (continued)
Series 2004-4, Class A5 (3 month
LIBOR + 0.160%)
2.495%, 01/25/2037 (A)	$663,179	$657,485
Series 2005-1, Class A5 (3 month
LIBOR + 0.110%)
2.445%, 10/25/2033 (A)	5,361,717	5,328,683
Series 2005-2, Class A5 (3 month
LIBOR + 0.100%)
2.432%, 03/23/2037 (A)	5,038,771	5,005,139
Series 2005-3, Class A5 (3 month
LIBOR + 0.120%)
2.452%, 12/24/2035 (A)	6,848,473	6,792,870
Series 2005-4, Class A4 (3 month
LIBOR + 0.180%)
2.512%, 03/22/2032 (A)	826,194	816,466
Series 2006-2, Class A6 (3 month
LIBOR + 0.380%)
2.715%, 04/25/2031 (A)(D)	3,440,000	3,445,373
Series 2010-2A, Class A (3 month
LIBOR + 0.850%)
3.185%, 09/25/2048 (A)(D)	3,384,164	3,408,866
Series 2010-4A, Class A (1 month
LIBOR + 0.800%)
2.864%, 04/25/2046 (A)(D)	580,612	585,912
Series 2012-4A, Class A (1 month
LIBOR + 0.700%)
2.764%, 09/27/2038 (A)(D)	5,395,392	5,432,813
Series 2014-1A, Class A (1 month
LIBOR + 0.570%)
2.634%, 09/25/2041 (A)(D)	793,164	794,472
Series 2016-1A, Class A (1 month
LIBOR + 0.800%)
2.864%, 09/25/2065 (A)(D)	2,772,976	2,804,605
Series 2017-2A, Class A (1 month
LIBOR + 0.770%)
2.834%, 09/25/2065 (A)(D)	3,007,941	3,022,924
Series 2017-3A, Class A (1 month
LIBOR + 0.850%)
2.915%, 02/25/2066 (A)(D)	3,142,480	3,160,653
Series 2018-2A, Class A (1 month
LIBOR + 0.650%)
2.715%, 07/26/2066 (A)(D)	5,506,004	5,507,165
Series 2018-3A, Class A2 (1 month
LIBOR + 0.440%)
2.522%, 09/27/2066 (A)(D)	2,704,000	2,703,997
SLM Private Education Loan Trust
Series 2013-B, Class A2B (1 month
LIBOR + 1.100%)
3.163%, 06/17/2030 (A)(D)	425,642	427,357
Series 2013-C, Class A2A
2.940%, 10/15/2031 (D)	378,903	379,404
SLM Student Loan Trust
Series 2003-1, Class ASC (3 month
LIBOR + 0.750%)
3.091%, 12/15/2032 (A)(D)	1,097,896	1,093,123
Series 2004-10, Class A7A (3 month
LIBOR + 0.600%)
2.935%, 10/25/2029 (A)(D)	2,777,000	2,795,371
Series 2005-10, ClassA5 (3 month
LIBOR + 0.130%)
2.465%, 07/26/2021 (A)	944,246	935,774
Series 2005-4, Class A3 (3 month
LIBOR + 0.120%)
2.455%, 01/25/2027 (A)	3,528,430	3,517,517

Core Bond Fund (continued)

	Shares or
	Principal
	Amount	Value
ASSET BACKED SECURITIES (continued)
SLM Student Loan Trust (continued)
Series 2005-7, Class A4 (3 month
LIBOR + 0.150%)
2.485%, 10/25/2029 (A)	$2,638,050	$2,634,419
Series 2006-1, Class A5 (3 month
LIBOR + 0.110%)
2.445%, 07/26/2021 (A)	4,331,092	4,288,006
Series 2006-3, Class A5 (3 month
LIBOR + 0.100%)
2.435%, 01/25/2021 (A)	2,097,538	2,076,597
Series 2007-1, Class A6 (3 month
LIBOR + 0.140%)
2.475%, 01/27/2042 (A)	507,000	490,392
Series 2007-2, Class A4 (3 month
LIBOR + 0.060%)
2.395%, 07/25/2022 (A)	2,873,000	2,824,280
Series 2010-1, Class A (1 month
LIBOR + 0.400%)
2.464%, 03/25/2025 (A)	461,596	454,050
Series 2012-1, Class A3 (1 month
LIBOR + 0.950%)
2.041%, 09/25/2028 (A)	4,802,108	4,813,186
Series 2012-2, Class A (1 month
LIBOR + 0.700%)
2.764%, 01/25/2029 (A)	2,439,302	2,426,905
Series 2012-6, Class A3 (1 month
LIBOR + 0.750%)
2.814%, 05/26/2026 (A)	765,434	765,433
Series 2013-4, Class4 A (1 month
LIBOR + 0.550%)
2.614%, 06/25/2043 (A)	593,293	596,433
SMB Private Education Loan Trust
Series 2015-A, Class A2A
2.490%, 06/15/2027 (D)	661,372	653,344
Series 2015-A, Class A2B (1 month
LIBOR + 1.000%)
3.063%, 06/15/2027 (A)(D)	1,861,759	1,876,309
Series 2015-B, Class A2A
2.980%, 07/15/2027 (D)	624,255	620,271
Series 2015-B, Class A2B (1 month
LIBOR + 1.200%)
3.263%, 07/15/2027 (A)(D)	2,517,229	2,543,261
Series 2015-C, Class A2B (1 month
LIBOR + 1.400%)
3.463%, 07/15/2027 (A)(D)	703,627	713,097
Series 2016-A, Class A2A
2.700%, 05/15/2031 (D)	5,112,407	5,002,832
Series 2016-A, Class A2B (1 month
LIBOR + 1.500%)
3.563%, 05/15/2031 (A)(D)	9,020,569	9,268,445
Series 2016-B, Class A2B (1 month
LIBOR + 1.450%)
3.513%, 02/17/2032 (A)(D)	4,517,156	4,601,252
Series 2016-C, Class A2A
2.340%, 09/15/2034 (D)	3,689,000	3,590,610
Series 2016-C, Class A2B (1 month
LIBOR + 1.100%)
3.163%, 09/15/2034 (A)(D)	2,806,000	2,842,163
Series 2017-A, Class A2B (1 month
LIBOR + 0.900%)
2.963%, 09/15/2034 (A)(D)	750,000	754,946
Series 2017-B, Class A2B (1 month
LIBOR + 0.750%)
2.813%, 10/15/2035 (A)(D)	2,628,000	2,636,367

The accompanying notes are an integral part of the financial statements.	24

John Hancock Funds II
Portfolio of Investments — August 31, 2018 (showing percentage of total net assets)

Core Bond Fund (continued)

	Shares or
	Principal
	Amount	Value
ASSET BACKED SECURITIES (continued)
SMB Private Education
Loan Trust (continued)
Series 2018-A, Class A2B (1 month
LIBOR + 0.800%)
2.863%, 02/15/2036 (A)(D)	$1,067,000	$1,071,022
Series 2018-B, Class A2A
3.600%, 01/15/2037 (D)	2,335,000	2,344,297
Series 2018-B, Class A2B (1 month
LIBOR + 0.720%)
2.783%, 01/15/2037 (A)(D)	2,107,000	2,106,804
Sofi Professional Loan Program
Series 2018-C, Class A2FX
3.590%, 01/25/2048 (D)	3,390,000	3,406,520
SoFi Professional Loan Program LLC
Series 2016-A, Class A2
2.760%, 12/26/2036 (D)	1,290,930	1,275,305
Series 2016-D, Class A1 (1 month
LIBOR + 0.950%)
3.014%, 01/25/2039 (A)(D)	243,629	245,003
Series 2016-E, Class A1 (1 month
LIBOR + 0.850%)
2.914%, 07/25/2039 (A)(D)	685,116	688,307
Series 2017-A, Class A1 (1 month
LIBOR + 0.700%)
2.764%, 03/26/2040 (A)(D)	532,133	533,701
Series 2017-B, Class A2FX
2.740%, 05/25/2040 (D)	1,304,000	1,286,418
Series 2017-C, Class A2B
2.630%, 07/25/2040 (D)	1,870,000	1,825,876
Series 2017-D, Class A2FX
2.650%, 09/25/2040 (D)	206,000	200,754
Series 2017-E, Class A1 (1 month
LIBOR + 0.500%)
2.564%, 11/26/2040 (A)(D)	630,414	632,340
Series 2017-E, Class A2B
2.720%, 11/26/2040 (D)	3,269,000	3,176,183
Series 2018-A, Class A2B
2.950%, 02/25/2042 (D)	355,000	347,954
Series 2018-B, Class A2FX
3.340%, 08/25/2047 (D)	2,835,000	2,828,792
Synchrony Credit Card Master
Note Trust
Series 2015-1, Class A
2.370%, 03/15/2023	970,000	960,899
Series 2018-2, Class A (3 month
LIBOR + 0.130%)
3.470%, 05/15/2026	3,860,000	3,886,910
Volkswagen Auto Loan Enhanced Trust
Series 2018-1, Class A4
3.150%, 07/22/2024	686,000	686,559
World Financial Network Credit Card
Master Trust
Series 2015-B, Class A
2.550%, 06/17/2024	146,000	144,280
Series 2016-A, Class A
2.030%, 04/15/2025	4,239,000	4,106,262
Series 2016-C, Class A
1.720%, 08/15/2023	1,279,000	1,261,099
Series 2017-A, Class A
2.120%, 03/15/2024	2,337,000	2,300,501
Series 2017-C, Class A
2.310%, 08/15/2024	4,240,000	4,169,171

Core Bond Fund (continued)

	Shares or
	Principal
	Amount	Value
ASSET BACKED SECURITIES (continued)
World Omni Auto Receivables Trust
Series 2014-B, Class A4
1.680%, 12/15/2020	$643,977	$642,679
Series 2018-B, Class A3
2.870%, 07/17/2023	728,000	726,052
TOTAL ASSET BACKED SECURITIES
(Cost $247,755,801)		$247,854,536

SECURITIES LENDING COLLATERAL – 0.1%
John Hancock Collateral Trust,
2.0611% (G)(H)	122,515	1,225,895
TOTAL SECURITIES LENDING COLLATERAL
(Cost $1,225,676)		$1,225,895

SHORT-TERM INVESTMENTS – 3.3%
Money market funds – 3.3%
State Street Institutional
U.S. Government Money Market
Fund, Premier Class, 1.8679% (G)	57,015,861	57,015,861
TOTAL SHORT-TERM INVESTMENTS (Cost $57,015,861)		$57,015,861
Total Investments (Core Bond Fund)
(Cost $1,875,164,353) – 108.7%		$1,858,414,047
Other assets and liabilities, net – (8.7%)		(149,004,619)
TOTAL NET ASSETS – 100.0%		$1,709,409,428

Security Abbreviations and Legend

LIBOR	London Interbank Offered Rate
TBA	To Be Announced. A forward mortgage-backed securities trade issued by a U.S. Government Agency, to be delivered at an agreed-upon future settlement date.
(A)	Variable rate obligation. The coupon rate shown represents the rate at period end.
(B)	Security purchased or sold on a when-issued or delayed delivery basis.
(C)	Zero coupon bonds are issued at a discount from their principal amount in lieu of paying interest periodically. Rate shown is the effective yield at period end.
(D)	These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration. Rule 144A securities amounted to $245,212,905 or 14.3% of the fund’s net assets as of 8-31-18.
(E)	All or a portion of this security is on loan as of 8-31-18.
(F)	Variable or floating rate security, the interest rate of which adjusts periodically based on a weighted average of interest rates and prepayments on the underlying pool of assets. The interest rate shown is the current rate as of period end.
(G)	The rate shown is the annualized seven-day yield as of 8-31-18.
(H)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.

Global Bond Fund

	Shares or
	Principal
	Amount	Value
U.S. GOVERNMENT AND AGENCY
OBLIGATIONS - 33.8%
U.S. Government - 9.1%
U.S. Treasury Bonds
2.750%, 11/15/2042	$4,300,000	$4,102,133
3.000%, 05/15/2045 (A)	600,000	597,539

The accompanying notes are an integral part of the financial statements.	25

John Hancock Funds II
Portfolio of Investments — August 31, 2018 (showing percentage of total net assets)

Global Bond Fund (continued)

		Shares or
		Principal
		Amount	Value
U.S. GOVERNMENT AND AGENCY
OBLIGATIONS (continued)
U.S. Government (continued)
U.S. Treasury Inflation
Protected Securities
0.125%, 04/15/2022 (B)		$1,450,638	$1,415,468
0.125%, 07/15/2024 (A)		1,379,547	1,336,330
0.500%, 01/15/2028		3,166,929	3,078,684
1.000%, 02/15/2048 (B)		1,021,870	1,043,159
1.375%, 02/15/2044		324,351	357,762
2.500%, 01/15/2029		5,516,014	6,426,228
3.875%, 04/15/2029		306,552	400,170
U.S. Treasury Notes
2.000%, 08/15/2025 to 11/15/2026 (A)		500,000	473,090
2.625%, 06/15/2021 (A)		200,000	199,633
2.875%, 04/30/2025 to 05/15/2028		5,760,000	5,781,311
			25,211,507
U.S. Government Agency - 24.7%
Federal National Mortgage Association
2.853%, (12 month Treasury Average
Index + 1.200%), 11/01/2042 to
10/01/2044 (C)		743,202	752,966
3.448%, (12 month Treasury Average
Index + 1.821%), 11/01/2035 (C)		67,858	70,250
3.500%, TBA (B)		36,600,000	36,347,043
3.510%, (12 month LIBOR +
1.760%), 09/01/2035 (C)		31,311	32,809
4.000%, TBA (B)		30,500,000	30,982,486
4.500%, 05/01/2029 to 11/01/2044		284,763	297,705
4.662%, (12 month LIBOR +
1.912%), 07/01/2035 (C)		22,143	23,288
			68,506,547
TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS
(Cost $93,730,235)			$93,718,054

FOREIGN GOVERNMENT OBLIGATIONS - 23.0%
Argentina - 0.1%
Republic of Argentina
3.375%, 01/15/2023	EUR	300,000	263,968
Canada - 3.4%
Government of Canada
1.500%, 12/01/2044	CAD	346,695	326,658
Province of Alberta
1.250%, 06/01/2020		1,500,000	1,130,586
2.350%, 06/01/2025		2,200,000	1,647,454
Province of British Columbia
2.300%, 06/18/2026		1,200,000	893,205
Province of Ontario
2.400%, 06/02/2026		200,000	148,802
2.450%, 06/29/2022		$1,100,000	1,073,135
3.150%, 06/02/2022	CAD	600,000	470,386
3.500%, 06/02/2024		3,100,000	2,480,000
Province of Quebec
3.000%, 09/01/2023		1,500,000	1,171,471
			9,341,697
France - 1.5%
Government of France
2.000%, 05/25/2048 (D)	EUR	3,300,000	4,199,001
Israel - 0.2%
Government of Israel
3.250%, 01/17/2028		$300,000	290,889
4.125%, 01/17/2048		200,000	192,334
			483,223

Global Bond Fund (continued)

		Shares or
		Principal
		Amount	Value
FOREIGN GOVERNMENT OBLIGATIONS (continued)
Italy - 3.1%
Republic of Italy
2.950%, 09/01/2038 (D)	EUR	2,100,000	$2,189,162
3.450%, 03/01/2048 (D)		5,400,000	5,897,451
6.000%, 08/04/2028	GBP	300,000	458,190

			8,544,803
Japan - 3.2%
Development Bank of Japan, Inc.
1.625%, 09/01/2021 (D)		$1,100,000	1,050,438
Government of Japan
0.500%, 09/20/2046	JPY	330,000,000	2,742,368
1.600%, 03/20/2033		90,000,000	952,952
Japan Bank for International Cooperation
2.000%, 11/04/2021		$200,000	193,253
2.375%, 11/16/2022		300,000	290,481
2.500%, 06/01/2022		400,000	390,911
3.250%, 07/20/2023		400,000	401,387
Japan Finance Organization for
Municipalities
2.625%, 04/20/2022 (D)		1,300,000	1,269,855
Tokyo Metropolitan Government
2.000%, 05/17/2021 (D)		600,000	580,841
2.500%, 06/08/2022 (D)		1,200,000	1,168,163
			9,040,649
Kuwait - 1.0%
State of Kuwait
2.750%, 03/20/2022 (D)		1,000,000	978,265
3.500%, 03/20/2027 (D)		2,000,000	1,974,032
			2,952,297
Norway - 0.4%
Kommunalbanken AS
6.500%, 04/12/2021	AUD	1,300,000	1,032,241
Poland - 0.4%
Republic of Poland
2.250%, 04/25/2022	PLN	3,900,000	1,055,520
3.250%, 07/25/2025		100,000	27,466
			1,082,986
Qatar - 1.1%
Government of Qatar
3.875%, 04/23/2023 (D)		$1,400,000	1,405,124
4.500%, 01/20/2022		600,000	617,400
4.500%, 04/23/2028 (D)		1,000,000	1,019,621
			3,042,145
Saudi Arabia - 2.1%
Kingdom of Saudi Arabia
2.375%, 10/26/2021		2,400,000	2,315,947
3.625%, 03/04/2028 (D)		900,000	862,848
4.000%, 04/17/2025 (D)		1,000,000	1,000,625
4.500%, 04/17/2030 (D)		1,600,000	1,611,109
			5,790,529
Slovenia - 1.5%
Republic of Slovenia
4.125%, 02/18/2019 (D)		1,900,000	1,909,485
4.125%, 02/18/2019		1,200,000	1,206,000
5.250%, 02/18/2024		924,000	999,230
			4,114,715
Spain - 1.8%
Autonomous Community of Andalusia
4.850%, 03/17/2020	EUR	900,000	1,122,924
Autonomous Community of Catalonia
4.220%, 04/26/2035		100,000	120,713
4.900%, 09/15/2021		600,000	750,266
4.950%, 02/11/2020		900,000	1,099,236

The accompanying notes are an integral part of the financial statements.	26

John Hancock Funds II
Portfolio of Investments — August 31, 2018 (showing percentage of total net assets)

Global Bond Fund (continued)

		Shares or
		Principal
		Amount	Value
FOREIGN GOVERNMENT OBLIGATIONS (continued)
Spain (continued)
Kingdom of Spain
1.950%, 04/30/2026 (D)	EUR	100,000	$123,422
2.900%, 10/31/2046 (D)		1,400,000	1,734,572
			4,951,133
United Arab Emirates - 0.3%
Abu Dhabi Government
2.500%, 10/11/2022 (D)		$300,000	289,132
3.125%, 10/11/2027 (D)		600,000	565,424
			854,556
United Kingdom - 2.9%
Government of United Kingdom
1.500%, 07/22/2047	GBP	1,400,000	1,702,083
3.250%, 01/22/2044		2,300,000	3,859,187
4.250%, 12/07/2040		1,300,000	2,447,120
			8,008,390
TOTAL FOREIGN GOVERNMENT OBLIGATIONS
(Cost $65,907,208)			$63,702,333

CORPORATE BONDS - 49.0%
Australia - 0.2%
Volkswagen Financial Services Australia
Pty, Ltd.
2.950%, 06/22/2020	AUD	700,000	503,946
Brazil - 0.7%
Petrobras Global Finance BV
5.999%, 01/27/2028 (D)		$1,849,000	1,660,402
7.250%, 03/17/2044		400,000	366,400
			2,026,802
Canada - 2.5%
Air Canada Pass Through Trust
3.300%, 07/15/2031 (D)		200,000	190,380
Bank of Montreal
1.750%, 06/15/2021 (D)		2,500,000	2,410,470
Canadian Imperial Bank of Commerce
3.150%, 06/27/2021 (D)		300,000	300,022
Enbridge, Inc.
2.900%, 07/15/2022		400,000	389,972
Enbridge, Inc. (3 month LIBOR +
0.400%)
2.731%, 01/10/2020 (C)		100,000	99,995
Enbridge, Inc. (3 month LIBOR +
0.700%)
3.041%, 06/15/2020 (C)		400,000	401,528
Fairfax Financial Holdings, Ltd.
2.750%, 03/29/2028 (D)	EUR	300,000	353,054
Royal Bank of Canada
2.300%, 03/22/2021		$1,200,000	1,176,748
The Bank of Nova Scotia
1.875%, 04/26/2021		1,700,000	1,648,001
			6,970,170
Cayman Islands - 0.1%
Ambac LSNI LLC (3 month LIBOR +
5.000%)
7.337%, 02/12/2023 (C)(D)		48,889	49,500
Tencent Holdings, Ltd.
3.595%, 01/19/2028		200,000	189,936
			239,436
Denmark - 3.7%
AP Moller - Maersk A/S
2.875%, 09/28/2020 (D)		400,000	394,758
BRFkredit A/S
2.000%, 10/01/2047	DKK	5,190,179	814,870
3.000%, 10/01/2047		42,104	6,983

Global Bond Fund (continued)

		Shares or
		Principal
		Amount	Value
CORPORATE BONDS (continued)
Denmark (continued)
Nordea Kredit Realkreditaktieselskab
2.000%, 10/01/2047	DKK	18,203,309	$2,859,945
2.500%, 10/01/2037 to 10/01/2047		990,767	163,378
Nykredit Realkredit A/S
2.000%, 10/01/2047		5,682,537	892,127
2.500%, 10/01/2037 to 10/01/2047		11,198,855	1,843,950
Realkredit Danmark A/S
2.000%, 10/01/2047		20,111,191	3,157,503
2.500%, 07/01/2047		84,350	13,666
			10,147,180
France - 2.7%
Credit Agricole SA (8.125% to 9-19-18,
then 5 Year U.S. Swap Rate +
6.283%)
09/19/2033		$1,000,000	1,001,918
Dexia Credit Local SA
0.750%, 01/25/2023	EUR	600,000	714,799
1.875%, 09/15/2021 (D)		$2,500,000	2,412,078
2.000%, 01/22/2021	EUR	800,000	977,209
2.250%, 02/18/2020 (D)		$2,400,000	2,378,378
			7,484,382
Germany - 1.7%
Deutsche Bank AG
4.250%, 10/14/2021		2,200,000	2,189,684
KFW
0.250%, 09/15/2025 (B)	EUR	1,200,000	1,387,955
5.000%, 03/19/2024	AUD	100,000	80,567
Landwirtschaftliche Rentenbank
5.375%, 04/23/2024	NZD	1,500,000	1,119,024
			4,777,230
Guernsey, Channel Islands - 0.6%
Credit Suisse Group Funding
Guernsey, Ltd.
3.800%, 06/09/2023		$250,000	248,442
4.550%, 04/17/2026		1,250,000	1,265,243
			1,513,685
Hong Kong - 0.1%
AIA Group, Ltd.
3.900%, 04/06/2028 (D)		200,000	198,887
India - 0.1%
ICICI Bank, Ltd. (3 month LIBOR +
1.120%)
3.441%, 12/04/2018 (C)		200,000	200,044
Indian Railway Finance Corp., Ltd.
3.835%, 12/13/2027		200,000	186,454
			386,498
Ireland - 0.1%
Shire Acquisitions Investments Ireland
DAC
1.900%, 09/23/2019		400,000	395,342
Italy - 0.6%
Banca Carige SpA
3.875%, 10/24/2018	EUR	1,435,000	1,670,928
Japan - 2.0%
Central Nippon Expressway
Company, Ltd. (3 month LIBOR +
0.540%)
2.881%, 08/04/2020 (C)		$1,600,000	1,603,056
Mizuho Financial Group, Inc.
2.953%, 02/28/2022		1,500,000	1,470,864
ORIX Corp.
3.250%, 12/04/2024		100,000	95,937

The accompanying notes are an integral part of the financial statements.	27

John Hancock Funds II
Portfolio of Investments — August 31, 2018 (showing percentage of total net assets)

Global Bond Fund (continued)

		Shares or
		Principal
		Amount	Value
CORPORATE BONDS (continued)
Japan (continued)
Sumitomo Mitsui Financial Group, Inc.
(3 month LIBOR + 1.680%)
4.007%, 03/09/2021 (C)		$2,400,000	$2,472,351
			5,642,208
Jersey, Channel Islands - 0.1%
AA Bond Company, Ltd.
2.750%, 07/31/2043	GBP	100,000	121,402
2.875%, 07/31/2043		200,000	251,684
			373,086
Luxembourg - 0.2%
Allergan Funding SCS
3.450%, 03/15/2022		$100,000	99,231
3.850%, 06/15/2024		300,000	298,924
Emerald Bay SA
3.196%, 10/08/2020 (D)(E)	EUR	236,000	256,131
			654,286
Macau - 0.2%
Sands China, Ltd.
5.125%, 08/08/2025 (D)		$200,000	201,171
5.400%, 08/08/2028 (D)		200,000	201,882
			403,053
Netherlands - 1.7%
Cooperatieve Rabobank UA
6.875%, 03/19/2020	EUR	900,000	1,146,286
ING Bank NV (4.125% to 11-21-18,
then 5 Year U.S. ISDAFIX + 2.700%)
11/21/2023		$1,900,000	1,903,553
Mylan NV
3.150%, 06/15/2021		700,000	689,615
Schaeffler Finance BV
4.750%, 05/15/2023 (D)		300,000	303,000
Stichting AK Rabobank Certificaten
6.500%, 12/29/2049 (F)	EUR	100,000	138,421
Teva Pharmaceutical Finance
Netherlands III BV
2.200%, 07/21/2021		$500,000	467,518
			4,648,393
Norway - 0.4%
DNB Boligkreditt AS
2.500%, 03/28/2022 (D)		1,200,000	1,170,908
Qatar - 0.2%
Ras Laffan Liquefied Natural Gas
Company, Ltd. III
6.750%, 09/30/2019		400,000	415,001
Russia - 0.1%
Sberbank of Russia
3.080%, 03/07/2019	EUR	300,000	349,175
Singapore - 0.4%
BOC Aviation, Ltd.
3.500%, 09/18/2027 (D)		$200,000	184,811
Clifford Capital Pte, Ltd.
3.380%, 03/07/2028		300,000	294,497
Oversea-Chinese Banking Corp., Ltd. (3
month LIBOR + 0.450%)
2.762%, 05/17/2021 (C)(D)		400,000	400,767
PSA Treasury Pte, Ltd.
2.500%, 04/12/2026		200,000	183,713
			1,063,788
South Korea - 0.2%
Kookmin Bank
2.125%, 10/21/2020		500,000	487,196

Global Bond Fund (continued)

		Shares or
		Principal
		Amount	Value
CORPORATE BONDS (continued)
Spain - 0.1%
Banco Bilbao Vizcaya Argentaria SA
(6.750% to 2-18-20, then 5 Year Euro
Swap Rate + 6.604%)
02/18/2020 (F)	EUR	200,000	$238,829
Supranational - 1.1%
African Development Bank
5.250%, 03/23/2022	AUD	3,200,000	2,521,073
European Stability Mechanism
1.850%, 12/01/2055 (B)	EUR	300,000	368,558
			2,889,631
Sweden - 5.3%
Lansforsakringar Hypotek AB
1.250%, 09/20/2023	SEK	23,800,000	2,670,995
2.250%, 09/21/2022		23,300,000	2,726,623
Nordea Hypotek AB
1.000%, 04/08/2022		23,900,000	2,676,322
Stadshypotek AB
4.500%, 09/21/2022		12,000,000	1,525,689
Sveriges Sakerstallda Obligationer AB
1.250%, 06/15/2022		15,000,000	1,696,155
2.000%, 06/17/2026		4,000,000	460,244
Swedbank Hypotek AB
1.000%, 06/15/2022		24,900,000	2,790,094
			14,546,122
Switzerland - 3.0%
Credit Suisse AG
6.500%, 08/08/2023		$1,200,000	1,282,324
Credit Suisse Group AG (2.997% to
12-14-22, then 3 month LIBOR +
1.200%)
12/14/2023 (D)		800,000	767,636
Credit Suisse Group AG (3 month
LIBOR + 1.200%)
3.536%, 12/14/2023 (C)(D)		1,400,000	1,411,068
UBS AG
2.200%, 06/08/2020 (D)		1,000,000	981,903
5.125%, 05/15/2024		900,000	910,480
7.625%, 08/17/2022		950,000	1,055,688
UBS AG (3 month LIBOR + 0.580%)
2.901%, 06/08/2020 (C)(D)		1,500,000	1,504,922
UBS Group Funding Switzerland AG (3
month LIBOR + 0.950%)
3.264%, 08/15/2023 (C)(D)		500,000	502,081
			8,416,102
United Arab Emirates - 0.2%
First Abu Dhabi Bank PJSC
2.250%, 02/11/2020		600,000	590,674
United Kingdom - 7.2%
Barclays Bank PLC
7.625%, 11/21/2022		1,000,000	1,084,385
Barclays PLC (7.000% to 9-15-19, then
5 Year British Pound Swap Rate +
5.084%)
09/15/2019 (F)	GBP	400,000	526,680
Barclays PLC (8.250% to 12-15-18, then
5 Year U.S. Swap Rate + 6.705%)
12/15/2018 (F)		$600,000	607,284
BAT International Finance PLC
2.750%, 06/15/2020 (D)		400,000	396,376
HSBC Holdings PLC (3 month LIBOR +
0.600%)
2.922%, 05/18/2021 (C)		300,000	300,894

The accompanying notes are an integral part of the financial statements.	28

John Hancock Funds II
Portfolio of Investments — August 31, 2018 (showing percentage of total net assets)

Global Bond Fund (continued)

		Shares or
		Principal
		Amount	Value
CORPORATE BONDS (continued)
United Kingdom (continued)
HSBC Holdings PLC (3 month LIBOR +
1.000%)
3.322%, 05/18/2024 (C)		$200,000	$200,558
HSBC Holdings PLC (3.950% to
5-18-23, then 3 month LIBOR +
0.987%)
05/18/2024		400,000	400,673
HSBC Holdings PLC (6.500% to
3-23-28, then 5 Year U.S. ISDAFIX +
3.606%)
03/23/2028 (F)		300,000	293,625
Imperial Brands Finance PLC
2.950%, 07/21/2020 (D)		200,000	198,706
Lloyds Bank PLC
4.875%, 03/30/2027	GBP	1,000,000	1,592,018
Lloyds Banking Group PLC (7.000% to
6-27-19, then 5 Year British Pound
Swap Rate + 5.060%)
06/27/2019 (F)		1,000,000	1,331,286
Nationwide Building Society (3.766% to
3-8-23, then 3 month LIBOR +
1.064%)
03/08/2024 (D)		$500,000	490,271
RAC Bond Company PLC
4.870%, 05/06/2046	GBP	200,000	262,198
Reckitt Benckiser Treasury Services PLC
2.375%, 06/24/2022 (D)		$600,000	579,005
Santander UK Group Holdings PLC
2.875%, 08/05/2021		1,600,000	1,562,222
Santander UK PLC (3 month LIBOR +
1.480%)
3.816%, 03/14/2019 (C)		2,400,000	2,417,241
Tesco PLC
5.125%, 04/10/2047	EUR	600,000	865,198
6.125%, 02/24/2022	GBP	50,000	73,145
Tesco Property Finance 6 PLC
5.411%, 07/13/2044		193,786	281,463
The Royal Bank of Scotland Group PLC
4.800%, 04/05/2026		$1,300,000	1,317,731
The Royal Bank of Scotland Group PLC
(3 month LIBOR + 1.470%)
3.784%, 05/15/2023 (C)		1,300,000	1,313,749
The Royal Bank of Scotland Group PLC
(3.498% to 5-15-22, then 3 month
LIBOR + 1.480%)
05/15/2023		1,200,000	1,166,397
The Royal Bank of Scotland Group PLC
(7.500% to 8-10-20, then 5 Year
U.S. Swap Rate + 5.800%)
08/10/2020 (F)		200,000	204,978
Virgin Media Secured Finance PLC
4.875%, 01/15/2027	GBP	700,000	881,424
Virgin Money PLC
2.250%, 04/21/2020		1,100,000	1,435,784
Vodafone Group PLC
3.750%, 01/16/2024		$200,000	198,299
			19,981,590
United States - 13.3%
Ally Financial, Inc.
8.000%, 11/01/2031		100,000	122,250
Ambac Assurance Corp.
5.100%, 06/07/2020 (D)		10,734	14,545
American Honda Finance Corp. (3
month LIBOR + 0.350%)
2.691%, 11/05/2021 (C)		200,000	200,410
Global Bond Fund (continued)

		Shares or
		Principal
		Amount	Value
CORPORATE BONDS (continued)
United States (continued)
American International Group, Inc.
4.200%, 04/01/2028		$200,000	$198,619
American Tower Corp.
1.950%, 05/22/2026	EUR	200,000	235,115
Anheuser-Busch InBev Finance, Inc.
3.300%, 02/01/2023		$600,000	595,277
AT&T, Inc.
1.800%, 09/05/2026 (D)	EUR	1,100,000	1,283,236
AT&T, Inc. (3 month LIBOR + 0.750%)
2.975%, 06/01/2021 (C)		$1,400,000	1,406,861
AT&T, Inc. (3 month LIBOR + 1.180%)
3.490%, 06/12/2024 (C)		800,000	801,272
AutoNation, Inc.
5.500%, 02/01/2020		800,000	823,657
Bank of America Corp. (5.875% to
3-15-28, then 3 month LIBOR +
2.931%)
03/15/2028 (F)		400,000	400,000
BAT Capital Corp.
3.557%, 08/15/2027 (D)		200,000	187,333
4.390%, 08/15/2037 (D)		300,000	279,147
BAT Capital Corp. (3 month LIBOR +
0.590%)
2.909%, 08/14/2020 (C)(D)		1,100,000	1,103,941
Bayer US Finance II LLC
4.250%, 12/15/2025 (D)		800,000	801,672
Bayer US Finance II LLC (3 month
LIBOR + 1.010%)
3.302%, 12/15/2023 (C)(D)		400,000	403,000
Campbell Soup Company
3.300%, 03/15/2021		100,000	99,478
3.650%, 03/15/2023		200,000	195,532
Cardinal Health, Inc.
1.948%, 06/14/2019		900,000	894,439
CenterPoint Energy Resources Corp.
3.550%, 04/01/2023		100,000	99,464
CH Robinson Worldwide, Inc.
4.200%, 04/15/2028		100,000	99,139
Charter Communications Operating LLC
4.464%, 07/23/2022		1,500,000	1,529,949
6.384%, 10/23/2035		300,000	320,594
Charter Communications Operating LLC
(3 month LIBOR + 1.650%)
3.986%, 02/01/2024 (C)		100,000	102,240
CIT Group, Inc.
5.375%, 05/15/2020		100,000	103,000
Citigroup, Inc. (2.876% to 7-24-22, then
3 month LIBOR + 0.950%)
07/24/2023		100,000	97,093
Citigroup, Inc. (3.142% to 1-24-22, then
3 month LIBOR + 0.722%)
01/24/2023		200,000	197,123
Conagra Brands, Inc. (3 month LIBOR +
0.500%)
2.839%, 10/09/2020 (C)		300,000	299,066
Consolidated Edison Company of New
York, Inc. (3 month LIBOR +
0.400%)
2.741%, 06/25/2021 (C)		100,000	100,397
Continental Resources, Inc.
4.375%, 01/15/2028		200,000	198,558
CVS Health Corp.
3.350%, 03/09/2021		100,000	100,025
3.700%, 03/09/2023		200,000	199,456
4.100%, 03/25/2025		100,000	100,114

The accompanying notes are an integral part of the financial statements.	29

John Hancock Funds II
Portfolio of Investments — August 31, 2018 (showing percentage of total net assets)

Global Bond Fund (continued)

		Shares or
		Principal
		Amount	Value
CORPORATE BONDS (continued)
United States (continued)
CVS Health Corp. (continued)
4.300%, 03/25/2028		$100,000	$99,246
4.780%, 03/25/2038		100,000	99,479
Dell International LLC
4.420%, 06/15/2021 (D)		100,000	101,697
Discover Financial Services
4.100%, 02/09/2027		400,000	387,548
Discovery Communications LLC (3
month LIBOR + 0.710%)
3.035%, 09/20/2019 (C)		300,000	301,225
Dominion Energy, Inc. (3 month LIBOR
+ 0.600%)
2.914%, 05/15/2020 (C)(D)		500,000	500,232
Duke Energy Corp. (3 month LIBOR +
0.500%)
2.819%, 05/14/2021 (C)(D)		500,000	499,867
EMC Corp.
2.650%, 06/01/2020		1,300,000	1,271,203
Enable Midstream Partners LP
4.950%, 05/15/2028		200,000	198,550
Energy Transfer Partners LP
4.150%, 10/01/2020		200,000	202,649
5.750%, 09/01/2020		100,000	103,780
EPR Properties
4.500%, 06/01/2027		200,000	192,819
EQT Corp.
2.500%, 10/01/2020		200,000	195,693
3.000%, 10/01/2022		300,000	291,103
4.875%, 11/15/2021		400,000	412,214
Equifax, Inc. (3 month LIBOR +
0.870%)
3.184%, 08/15/2021 (C)		100,000	100,666
Equinix, Inc.
2.875%, 03/15/2024	EUR	200,000	234,021
Fidelity National Information
Services, Inc.
0.400%, 01/15/2021		200,000	232,842
1.700%, 06/30/2022	GBP	200,000	256,545
GATX Corp.
2.500%, 07/30/2019		$200,000	199,425
GATX Corp. (3 month LIBOR +
0.720%)
3.061%, 11/05/2021 (C)		200,000	200,633
General Mills, Inc.
3.200%, 04/16/2021		100,000	99,805
General Mills, Inc. (3 month LIBOR +
1.010%)
3.346%, 10/17/2023 (C)		100,000	101,104
General Motors Financial Company, Inc.
3.200%, 07/13/2020		300,000	299,024
General Motors Financial Company, Inc.
(3 month LIBOR + 0.850%)
3.189%, 04/09/2021 (C)		100,000	100,366
Harris Corp. (3 month LIBOR +
0.475%)
2.794%, 02/27/2019 (C)		200,000	200,105
Harris Corp. (3 month LIBOR +
0.480%)
2.819%, 04/30/2020 (C)		400,000	400,304
JPMorgan Chase & Co. (3.220% to
3-1-24, then 3 month LIBOR +
1.155%)
03/01/2025		700,000	680,863

Global Bond Fund (continued)

	Shares or
	Principal
	Amount	Value
CORPORATE BONDS (continued)
United States (continued)
JPMorgan Chase & Co. (3.797% to
7-23-23, then 3 month LIBOR +
0.890%)
07/23/2024	$1,400,000	$1,404,725
JPMorgan Chase Bank N.A. (3 month
LIBOR + 0.340%)
2.675%, 04/26/2021 (C)	700,000	700,608
JPMorgan Chase Bank N.A. (3.086% to
4-26-20, then 3 month LIBOR +
0.350%)
04/26/2021	500,000	499,586
Kilroy Realty LP
3.450%, 12/15/2024	100,000	96,535
Kimco Realty Corp.
3.300%, 02/01/2025	200,000	190,697
Kraft Heinz Foods Company (3 month
LIBOR + 0.570%)
2.911%, 02/10/2021 (C)	500,000	500,913
Masco Corp.
3.500%, 04/01/2021	200,000	199,732
McDonald’s Corp. (3 month LIBOR +
0.430%)
2.769%, 10/28/2021 (C)	200,000	200,837
Morgan Stanley (3 month LIBOR +
0.550%)
2.891%, 02/10/2021 (C)	800,000	802,067
Morgan Stanley (3.737% to 4-24-23,
then 3 month LIBOR + 0.847%)
04/24/2024	200,000	199,215
MUFG Americas Holdings Corp.
3.000%, 02/10/2025	700,000	669,678
National Rural Utilities Cooperative
Finance Corp. (3 month LIBOR +
0.375%)
2.575%, 06/30/2021 (C)	500,000	500,148
Navient Corp.
5.500%, 01/15/2019	600,000	604,680
NextEra Energy Capital Holdings, Inc. (3
month LIBOR + 0.315%)
2.636%, 09/03/2019 (C)	700,000	701,159
Nissan Motor Acceptance Corp.
1.550%, 09/13/2019 (D)	600,000	591,349
Penske Truck Leasing Company LP
3.950%, 03/10/2025 (D)	800,000	791,504
QVC, Inc.
3.125%, 04/01/2019	400,000	400,132
S&P Global, Inc.
3.300%, 08/14/2020	200,000	200,508
Sempra Energy (3 month LIBOR +
0.450%)
2.791%, 03/15/2021 (C)	300,000	300,262
Southern Power Company (3 month
LIBOR + 0.550%)
2.875%, 12/20/2020 (C)(D)	300,000	300,167
Spectra Energy Partners LP (3 month
LIBOR + 0.700%)
3.018%, 06/05/2020 (C)	200,000	201,059
Spirit AeroSystems, Inc. (3 month
LIBOR + 0.800%)
3.118%, 06/15/2021 (C)	100,000	100,255
Sprint Spectrum Company LLC
4.738%, 03/20/2025 (D)	200,000	200,000

The accompanying notes are an integral part of the financial statements.	30

John Hancock Funds II
Portfolio of Investments — August 31, 2018 (showing percentage of total net assets)

Global Bond Fund (continued)

		Shares or
		Principal
		Amount	Value
CORPORATE BONDS (continued)
United States (continued)
The Goldman Sachs Group, Inc. (4.223%
to 5-1-28, then 3 month LIBOR +
1.301%)
05/01/2029		$700,000	$691,510
The Southern Company
2.350%, 07/01/2021		300,000	291,050
Toyota Motor Credit Corp. (3 month
LIBOR + 0.400%)
2.712%, 05/17/2022 (C)		300,000	300,989
Tyson Foods, Inc.
2.250%, 08/23/2021		100,000	96,731
United Technologies Corp.
3.350%, 08/16/2021		200,000	200,554
Verizon Communications, Inc.
2.625%, 08/15/2026		200,000	181,125
4.125%, 03/16/2027		400,000	401,882
4.329%, 09/21/2028 (D)		595,000	599,436
Viacom, Inc.
2.750%, 12/15/2019		513,000	508,300
WEA Finance LLC
3.750%, 09/17/2024 (D)		300,000	296,706
Wells Fargo & Company
2.625%, 07/22/2022		500,000	483,880
3.000%, 02/19/2025		300,000	285,966
WestRock Company
3.750%, 03/15/2025 (D)		100,000	98,485
Zimmer Biomet Holdings, Inc.
2.700%, 04/01/2020		600,000	595,055
			36,942,495
Virgin Islands, British - 0.2%
CNPC General Capital, Ltd.
2.750%, 05/14/2019		400,000	398,505
TOTAL CORPORATE BONDS (Cost $137,055,763)			$135,525,528

MUNICIPAL BONDS - 1.5%
United States - 1.5%
American Municipal Power, Inc. (Ohio)
7.334%, 02/15/2028		600,000	738,540
California Infrastructure & Economic
Development Bank
6.486%, 05/15/2049		400,000	529,148
City of Los Angeles Wastewater System
Revenue
5.713%, 06/01/2039		200,000	247,018
State of California (1 month LIBOR +
0.780%)
2.861%, 04/01/2047 (C)		2,500,000	2,514,875
TOTAL MUNICIPAL BONDS (Cost $4,025,864)			$4,029,581

TERM LOANS (G) - 0.1%
United States - 0.1%
CenturyLink, Inc. (1 month LIBOR +
2.750%), 4.826% 01/31/2025		298,500	294,918
TOTAL TERM LOANS (Cost $297,220)			$294,918

COLLATERALIZED MORTGAGE OBLIGATIONS - 16.1%
Commercial and residential - 15.5%
Adjustable Rate Mortgage Trust,
Series 2005-5, Class 2A1,
4.065%, 09/25/2035 (H)		35,965	33,968
Alba PLC, Series 2005-1, Class A3 (3
month GBP LIBOR + 0.190%),
0.801%, 11/25/2042 (C)	GBP	721,229	893,243

Global Bond Fund (continued)

		Shares or
		Principal
		Amount	Value
COLLATERALIZED MORTGAGE
OBLIGATIONS (continued)
Commercial and
residential (continued)
American Home Mortgage Investment
Trust, Series 2004-3, Class 5A (12
month LIBOR + 1.500%),
3.703%, 10/25/2034 (C)		$21,814	$21,846
Banc of America Funding Corp.
Series 2006-A, Class 1A1,
3.862%, 02/20/2036 (H)		232,147	230,770
Series 2006-J, Class 4A1,
4.051%, 01/20/2047 (H)		45,983	44,134
Bear Stearns Adjustable Rate
Mortgage Trust
Series 2003-5, Class 1A2,
4.117%, 08/25/2033 (H)		13,826	13,680
Series 2003-7, Class 6A,
3.866%, 10/25/2033 (H)		25,415	25,669
Series 2003-9, Class 2A1,
3.832%, 02/25/2034 (H)		4,838	4,927
Series 2004-2, Class 22A,
4.168%, 05/25/2034 (H)		55,306	54,052
Series 2004-2, Class 23A,
3.124%, 05/25/2034 (H)		23,429	21,444
Series 2005-4, Class 3A1,
3.990%, 08/25/2035 (H)		155,516	142,912
Bear Stearns ALT-A Trust
Series 2005-7, Class 22A1,
4.024%, 09/25/2035 (H)		584,439	476,103
Series 2005-9, Class 24A1,
3.611%, 11/25/2035 (H)		311,104	270,732
Series 2006-8, Class 3A1 (1 month
LIBOR + 0.160%),
2.224%, 02/25/2034 (C)		30,341	30,326
Bear Stearns Structured Products, Inc.
Trust, Series 2007-R6, Class 1A1,
3.729%, 01/26/2036 (H)		343,375	302,066
BellaVista Mortgage Trust,
Series 2005-2, Class 2A1 (1 month
LIBOR + 0.250%),
2.327%, 05/20/2045 (C)		241,185	175,753
Business Mortgage Finance 7 PLC,
Series 7X, Class A1 (3 month GBP
LIBOR + 2.000%),
2.804%, 02/15/2041 (C)	GBP	444,367	573,119
Casa d’Este Finance SRL, Series 1,
Class A2 (3 month EURIBOR +
0.350%),
0.029%, 09/15/2040 (C)	EUR	87,685	101,667
Chase Mortgage Finance Trust,
Series 2007-A2, Class 7A1,
3.559%, 07/25/2037 (H)		$33,367	29,699
Citigroup Mortgage Loan Trust, Inc.
Series 2005-11, Class A1A (1 Year
CMT + 2.400%),
4.490%, 05/25/2035 (C)		70,935	71,308
Series 2005-11, Class A2A (1 Year
CMT + 2.400%),
3.630%, 10/25/2035 (C)		240,847	243,938
Series 2005-5, Class 1A4,
4.517%, 08/25/2035 (H)		3,085,866	2,745,566
Series 2005-6, Class A1R (1 Year
CMT + 2.100%),
3.410%, 09/25/2035 (C)		97,959	99,402
Series 2005-7, Class 1A2,
3.656%, 09/25/2035 (H)		834,683	767,518

The accompanying notes are an integral part of the financial statements.	31

John Hancock Funds II
Portfolio of Investments — August 31, 2018 (showing percentage of total net assets)

Global Bond Fund (continued)

	Shares or
	Principal
	Amount	Value
COLLATERALIZED MORTGAGE
OBLIGATIONS (continued)
Commercial and
residential (continued)
Countrywide Alternative Loan Trust
Series 2005-21CB, Class A3,
5.250%, 06/25/2035	$50,466	$46,762
Series 2005-45, Class 2A1 (12 month
Treasury Average Index + 2.050%),
3.798%, 10/20/2035 (C)	987,286	751,501
Series 2005-56, Class 2A2 (12 month
Treasury Average Index + 2.040%),
3.055%, 11/25/2035 (C)	36,953	34,073
Series 2005-56, Class 2A3 (12 month
Treasury Average Index + 1.500%),
2.525%, 11/25/2035 (C)	36,928	33,575
Series 2006-OA19, Class A1 (1 month
LIBOR + 0.180%),
1.770%, 02/20/2047 (C)	946,486	770,495
Series 2006-OA2, Class A5 (1 month
LIBOR + 0.230%),
1.820%, 05/20/2046 (C)	2,482,168	1,958,152
Series 2007-11T1, Class A12 (1
month LIBOR + 0.350%),
2.415%, 05/25/2037 (C)	165,544	92,686
Series 2007-16CB, Class 5A1,
6.250%, 08/25/2037	81,379	69,522
Series 2006-OA1, Class 2A1 (1 month
LIBOR + 0.210%),
1.800%, 03/20/2046 (C)	558,316	508,882
Countrywide Home Loan Mortgage Pass
Through Trust
Series 2004-12, Class 11A1,
3.913%, 08/25/2034 (H)	14,478	13,681
Series 2004-22, Class A3,
3.518%, 11/25/2034 (H)	67,099	66,846
Series 2005-R2, Class 1AF1 (1 month
LIBOR + 0.340%),
2.405%, 06/25/2035 (C)(D)	121,898	117,331
Series 2004-12, Class 12A1,
4.206%, 08/25/2034 (H)	97,398	95,318
Series 2004-25, Class 1A1 (1 month
LIBOR + 0.660%),
2.725%, 02/25/2035 (C)	84,370	82,719
Series 2004-25, Class 2A1 (1 month
LIBOR + 0.680%),
2.745%, 02/25/2035 (C)	98,228	94,761
Series 2005-HYB9, Class 5A1 (12
month LIBOR + 1.750%),
3.537%, 02/20/2036 (C)	203,381	185,778
Series 2005-HYB9, Class 3A2A (12
month LIBOR + 1.750%),
3.462%, 02/20/2036 (C)	120,343	106,023
Credit Suisse First Boston Mortgage
Securities Corp.
Series 2003-AR18, Class 2A3,
3.570%, 07/25/2033 (H)	3,969	3,986
Series 2003-AR20, Class 2A1,
4.162%, 08/25/2033 (H)	4,015	4,014
Deutsche ALT-A Securities Mortgage
Loan Trust, Series 2007-OA4,
Class 3A1 (1 month LIBOR +
0.190%),
2.254%, 08/25/2047 (C)	1,273,832	1,135,305

Global Bond Fund (continued)

		Shares or
		Principal
		Amount	Value
COLLATERALIZED MORTGAGE
OBLIGATIONS (continued)
Commercial and
residential (continued)
Eurosail PLC, Series 2006-1X,
Class A2C (3 month GBP LIBOR +
0.160%),
0.785%, 06/10/2044 (C)	GBP	617,345	$794,985
Eurosail-UK PLC
Series 2007-3A, Class A3C (3 month
GBP LIBOR + 0.950%),
1.577%, 06/13/2045 (C)(D)		897,337	1,153,031
Series 2007-3X, Class A3C (3 month
GBP LIBOR + 0.950%),
1.577%, 06/13/2045 (C)		833,242	1,070,671
First Flexible PLC, Series 7, Class A (3
month GBP LIBOR + 0.240%),
0.871%, 09/15/2033 (C)		56,510	72,902
First Horizon Mortgage Pass Through
Trust, Series 2005-AR3, Class 2A1,
4.277%, 08/25/2035 (H)		$21,461	17,908
GMACM Mortgage Corp. Loan Trust,
Series 2004-AR1, Class 22A1,
4.242%, 06/25/2034 (H)		6,012	5,900
Great Hall Mortgages PLC
Series 2006-1, Class A2B (3 month
EURIBOR + 0.150%),
0.000%, 06/18/2038 (C)	EUR	740,161	846,560
Series 2007-1, Class A2A (3 month
GBP LIBOR + 0.130%),
0.761%, 03/18/2039 (C)	GBP	735,306	939,387
Series 2007-1, Class A2B (3 month
EURIBOR + 0.130%),
0.000%, 03/18/2039 (C)	EUR	855,007	982,053
GreenPoint Mortgage Pass-Through
Certificates, Series 2003-1, Class A1,
4.105%, 10/25/2033 (H)		$3,201	3,194
GS Mortgage Securities Trust,
Series 2012-GCJ9, Class XA IO,
2.124%, 11/10/2045		2,566,030	172,152
GSR Mortgage Loan Trust,
Series 2003-1, Class A2 (1 Year CMT
+ 1.750%),
3.830%, 03/25/2033 (C)		24,960	24,816
HarborView Mortgage Loan Trust,
Series 2005-4, Class 3A1,
4.096%, 07/19/2035 (H)		13,648	12,900
IndyMac Index Mortgage Loan Trust
Series 2004-AR11, Class 2A,
3.638%, 12/25/2034 (H)		23,571	23,458
Series 2006-AR4, Class A1A (1 month
LIBOR + 0.210%),
2.275%, 05/25/2046 (C)		1,200,645	1,163,169
JPMorgan Alternative Loan Trust
Series 2005-A2, Class 2A1,
3.619%, 12/25/2035 (H)		898,641	803,037
Series 2006-A6, Class 2A1,
5.500%, 11/25/2036 (H)		1,848	1,491
JPMorgan Mortgage Trust
Series 2003-A2, Class 3A1,
3.689%, 11/25/2033 (H)		26,681	26,993
Series 2006-A1, Class 3A2,
3.689%, 02/25/2036 (H)		270,446	227,630
Series 2007-A1, Class 5A6,
3.843%, 07/25/2035 (H)		92,419	91,895

The accompanying notes are an integral part of the financial statements.	32

John Hancock Funds II
Portfolio of Investments — August 31, 2018 (showing percentage of total net assets)

Global Bond Fund (continued)

		Shares or
		Principal
		Amount	Value
COLLATERALIZED MORTGAGE
OBLIGATIONS (continued)
Commercial and
residential (continued)
Ludgate Funding PLC
Series 2006-1X, Class A2A (3 month
GBP LIBOR + 0.190%),
0.807%, 12/01/2060 (C)	GBP	804,082	$1,000,447
Series 2008-W1X, Class A1 (3 month
GBP LIBOR + 0.600%),
1.280%, 01/01/2061 (C)		1,232,379	1,568,598
Merrill Lynch Mortgage Investors Trust
Series 2003-A2, Class 1A1,
4.100%, 02/25/2033 (H)		$44,575	43,725
Series 2005-2, Class 1A (6 month
LIBOR + 1.250%),
3.717%, 10/25/2035 (C)		148,579	149,967
Series 2003-C, Class A1 (1 month
LIBOR + 0.660%),
2.724%, 06/25/2028 (C)		136,231	134,762
Morgan Stanley Mortgage Loan Trust,
Series 2006-2, Class 4A,
6.000%, 02/25/2036		660,844	676,089
MRFC Mortgage Pass Through Trust,
Series 200-TBC3, Class A1 (1 month
LIBOR + 0.440%),
2.503%, 12/15/2030 (C)		151,095	146,358
NCUA Guaranteed Notes Trust
Series 2010-R1, Class 1A (1 month
LIBOR + 0.450%),
2.530%, 10/07/2020 (C)		813,351	815,924
Series 2010-R2, Class 2A (1 month
LIBOR + 0.470%),
2.550%, 11/05/2020 (C)		7,253,596	7,284,072
Real Estate Asset Liquidity Trust,
Series 2018-1A, Class A1,
3.129%, 08/12/2053 (D)	CAD	298,470	228,125
Residential Accredit Loans Trust
Series 2007-QO2, Class A1 (1 month
LIBOR + 0.150%),
2.214%, 02/25/2047 (C)		$224,834	140,711
Series 2007-QS1, Class 1A1,
6.000%, 01/25/2037		642,701	597,623
Series 2006-QO3, Class A1 (1 month
LIBOR + 0.210%),
2.274%, 04/25/2046 (C)		696,297	330,313
Residential Asset Securitization Trust,
Series 2006-R1, Class A2 (1 month
LIBOR + 0.400%),
2.465%, 01/25/2046 (C)		244,850	123,199
Residential Funding Mortgage Securities
Trust, Series 2005-SA4, Class 1A21,
4.292%, 09/25/2035 (H)		69,861	59,366
Ripon Mortgages PLC, Series 1A,
Class A1 (3 month GBP LIBOR +
0.800%),
1.604%, 08/20/2056 (C)(D)	GBP	1,726,859	2,233,136
RMAC Securities PLC,
Series 2006-NS1X, Class A2A (3
month GBP LIBOR + 0.150%),
0.779%, 06/12/2044 (C)		572,393	710,137
Sequoia Mortgage Trust, Series 5,
Class A (1 month LIBOR + 0.700%),
2.777%, 10/19/2026 (C)		$30,846	31,015

Global Bond Fund (continued)

		Shares or
		Principal
		Amount	Value
COLLATERALIZED MORTGAGE
OBLIGATIONS (continued)
Commercial and
residential (continued)
Structured Adjustable Rate Mortgage
Loan Trust
Series 2004-1, Class 4A1,
4.002%, 02/25/2034 (H)		$41,861	$41,762
Series 2004-1, Class 4A2,
4.002%, 02/25/2034 (H)		230,236	231,894
Series 2004-12, Class 7A1,
3.916%, 09/25/2034 (H)		61,675	62,571
Series 2004-19, Class 2A1 (12 month
Treasury Average Index + 1.400%),
3.054%, 01/25/2035 (C)		289,813	270,904
Series 2004-4, Class 3A2,
3.999%, 04/25/2034 (H)		70,636	71,696
Structured Asset Mortgage Investments II
Trust, Series 2006-AR3, Class 12A1
(1 month LIBOR + 0.220%),
2.284%, 05/25/2036 (C)		812,770	738,043
Structured Asset Securities Corp.
Mortgage Loan Trust,
Series 2006-RF4, Class 1A1 (1 month
LIBOR + 0.290%),
2.354%, 10/25/2036 (C)(D)		305,128	271,375
SWAN Trust, Series 2010-1, Class A (1
month BBSW + 1.300%),
3.178%, 04/25/2041 (C)	AUD	329,627	237,493
Thornburg Mortgage Securities Trust
Series 2007-3, Class 2A1 (12 month
LIBOR + 1.250%),
4.049%, 06/25/2047 (C)		$107,551	98,792
Series 2007-3, Class 3A1 (12 month
LIBOR + 1.250%),
4.049%, 06/25/2047 (C)		222,387	202,504
Series 2007-3, Class 4A1 (12 month
LIBOR + 1.250%),
4.049%, 06/25/2047 (C)		91,135	81,622
Uropa Securities PLC
Series 2008-1, Class A (3 month GBP
LIBOR + 0.200%),
0.825%, 06/10/2059 (C)	GBP	266,827	335,225
Series 2008-1, Class B (3 month GBP
LIBOR + 0.750%),
1.375%, 06/10/2059 (C)		51,002	61,839
Series 2008-1, Class M1 (3 month
GBP LIBOR + 0.350%),
0.975%, 06/10/2059 (C)		61,527	75,705
Series 2008-1, Class M2 (3 month
GBP LIBOR + 0.550%),
1.175%, 06/10/2059 (C)		48,574	59,894
WaMu Mortgage
Pass-Through Certificates
Series 2002-AR17, Class 1A (12
month Treasury Average Index +
1.200%),
2.854%, 11/25/2042 (C)		$125,371	119,120
Series 2003-AR5, Class A7,
4.091%, 06/25/2033 (H)		19,926	20,137
Series 2005-AR13, Class A1A1 (1
month LIBOR + 0.290%),
2.354%, 10/25/2045 (C)		57,201	57,204
Series 2005-AR2, Class 2A1A (1
month LIBOR + 0.310%),
2.374%, 01/25/2045 (C)		90,287	89,737

The accompanying notes are an integral part of the financial statements.	33

John Hancock Funds II
Portfolio of Investments — August 31, 2018 (showing percentage of total net assets)

Global Bond Fund (continued)

	Shares or
	Principal
	Amount	Value
COLLATERALIZED MORTGAGE
OBLIGATIONS (continued)
Commercial and
residential (continued)
WaMu Mortgage
Pass-Through Certificates (continued)
Series 2006-AR10, Class 2A1,
3.466%, 09/25/2036 (H)	$89,929	$89,667
Series 2006-AR13, Class 2A (COFI +
1.500%),
2.434%, 10/25/2046 (C)	1,097,959	1,066,900
Series 2006-AR17, Class 1A1A (12
month Treasury Average Index +
0.810%),
2.463%, 12/25/2046 (C)	184,155	181,117
Washington Mutual Mortgage
Pass-Through Certificates,
Series 2006-AR5, Class 3A (12 month
Treasury Average Index + 0.940%),
2.688%, 07/25/2046 (C)	148,273	106,544
Wells Fargo Alternative Loan Trust,
Series 2007-PA3, Class 1A1,
5.750%, 07/25/2037	111,469	103,883
Wells Fargo Mortgage Backed Securities
Trust, Series 2004-S, Class A1,
4.383%, 09/25/2034 (H)	32,504	33,309
		42,961,888
U.S. Government Agency - 0.6%
Federal Home Loan Mortgage Corp.
Series 4579, Class FD (1 month
LIBOR + 0.350%),
2.442%, 01/15/2038 (C)	607,111	606,417
Series 4579, Class SD IO,
1.394%, 01/15/2038	607,111	25,606
Series T-63, Class 1A1 (12 month
Treasury Average Index + 1.200%),
2.756%, 02/25/2045 (C)	88,201	88,133
Federal National Mortgage Association
Series 2003-W6, Class F (1 month
LIBOR + 0.350%),
2.414%, 09/25/2042 (C)	179,718	178,773
Series 2004-W2, Class 5AF (1 month
LIBOR + 0.350%),
2.415%, 03/25/2044 (C)	72,918	72,845
Series 2005-120, Class NF (1 month
LIBOR + 0.100%),
2.165%, 01/25/2021 (C)	1	1
Series 2006-15, Class FC (1 month
LIBOR + 0.130%),
2.090%, 03/25/2036 (C)	84,866	84,224
Series 2006-48, Class TF (1 month
LIBOR + 0.400%),
2.465%, 06/25/2036 (C)	37,717	37,839
Series 2006-5, Class 3A2,
3.838%, 05/25/2035 (H)	103,694	108,737
Series 2009-104, Class FA (1 month
LIBOR + 0.800%),
2.865%, 12/25/2039 (C)	283,541	287,793
Series 2010-46, Class WF (1 month
LIBOR + 0.750%),
2.814%, 05/25/2040 (C)	146,444	149,805
		1,640,173
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
(Cost $45,372,067)		$44,602,061

Global Bond Fund (continued)

		Shares or
		Principal
		Amount	Value
ASSET BACKED SECURITIES - 6.1%
Argent Securities Trust,
Series 2006-M1, Class A1 (1 month
LIBOR + 0.150%)
2.215%, 07/25/2036 (C)		$1,785,832	$1,511,632
Bavarian Sky Europe SA,
Series CH2, Class A (1 month
EURIBOR + 0.400%)
0.031%, 07/15/2026 (C)	EUR	400,000	464,709
Carlyle Global Market Strategies
CLO, Ltd.,
Series 2014-5A, Class A1R (3 month
LIBOR + 1.140%)
3.479%, 10/16/2025 (C)(D)		$2,500,000	2,500,078
CVC Cordatus Loan Fund IV, Ltd.,
Series 4A, Class AR (6 month
EURIBOR + 0.780%)
0.780%, 01/24/2028 (C)(D)	EUR	900,000	1,045,590
Driver Multi-Compartment SA,
Series 14, Class A (1 month
EURIBOR + 0.400%)
0.030%, 02/21/2026 (C)		312,168	363,201
Evans Grove CLO, Ltd.,
Series 2018-1A, Class A1 (3 month
LIBOR + 0.920%)
3.239%, 05/28/2028 (C)(D)		$200,000	198,588
Flagship VII, Ltd.,
Series 2013-7A, Class A1R (3 month
LIBOR + 1.120%)
3.468%, 01/20/2026 (C)(D)		1,534,766	1,534,823
Holland Park CLO DAC,
Series 1A, Class A1R (3 month
EURIBOR + 0.930%)
0.611%, 05/14/2027 (C)(D)	EUR	1,036,336	1,202,582
Long Beach Mortgage Loan Trust,
Series 2004-4, Class 1A1 (1 month
LIBOR + 0.560%)
2.625%, 10/25/2034 (C)		$134,514	130,477
New Century Home Equity Loan Trust,
Series 2001-NC1, Class M3
3.822%, 06/20/2031 (H)		2,003,347	1,854,930
Oak Hill Credit Partners X, Ltd.,
Series 2014-10A, Class AR (3 month
LIBOR + 1.130%)
3.478%, 07/20/2026 (C)(D)		2,400,000	2,401,176
RAMP Trust,
Series 2005-NC1, Class AI4 (1 month
LIBOR + 0.340%)
2.405%, 12/25/2035 (C)		932,292	788,136
Red & Black Auto Germany 4 UG
haftungsbeschrankt,
Series 4, Class A (1 month EURIBOR
+ 0.500%)
0.130%, 09/15/2025 (C)	EUR	232,053	270,110
SACO I Trust,
Series 2005-10, Class 1A (1 month
LIBOR + 0.520%)
2.584%, 06/25/2036 (C)		$55,339	51,501
SC Germany Auto UG
haftungsbeschraenkt,
Series 2017-1, Class A (1 month
EURIBOR + 0.400%)
0.031%, 12/13/2026 (C)	EUR	251,931	293,186
Sudbury Mill CLO, Ltd.,
Series 2013-1A, Class A1R (3 month
LIBOR + 1.150%)
3.486%, 01/17/2026 (C)(D)		$2,188,042	2,188,711

The accompanying notes are an integral part of the financial statements.	34

John Hancock Funds II
Portfolio of Investments — August 31, 2018 (showing percentage of total net assets)

Global Bond Fund (continued)

		Shares or
		Principal
		Amount	Value
ASSET BACKED SECURITIES (continue)
Terwin Mortgage Trust,
Series 2003-6HE, Class A1 (1 month
LIBOR + 0.940%)
3.004%, 11/25/2033 (C)		$14,892	$14,530
Venture XVII CLO, Ltd.,
Series 2014-17A, Class ARR (3 month
LIBOR + 0.880%)
3.219%, 04/15/2027 (C)(D)		100,000	99,724
TOTAL ASSET BACKED SECURITIES (Cost $16,778,587)			$16,913,684

COMMON STOCKS - 0.0%
United States - 0.0%
Rescap Liquidating Trust (I)		3,662	10,254
TOTAL COMMON STOCKS (Cost $858)			$10,254

PREFERRED SECURITIES - 0.1%
United Kingdom - 0.1%
Nationwide Building Society,
10.250% (C)		1,020	200,671
TOTAL PREFERRED SECURITIES (Cost $215,658)			$200,671

ESCROW SHARES - 0.1%
United States - 0.1%
Lehman Brothers Holdings, Inc.
5.625%, 01/24/2013 (I)	EUR	3,600,000	106,560
6.875%, 05/02/2018 (I)		$4,200,000	126,840
TOTAL ESCROW SHARES (Cost $0)			$233,400

PURCHASED OPTIONS - 0.0%
Calls - 0.0%
Exchange Traded Option on Euro-OAT
Futures (Expiration Date: 10-26-18;
Strike Price: $176.00; Notional
Amount: 17,600,000) (I)		176	2,057
Over the Counter Option on the EUR vs.
USD (Expiration Date: 6-24-21; Strike
Price: EUR 1.29;
Counterparty: Morgan Stanley Bank
N.A.) (I)(J)		230,000	12,745
Over the Counter Option on the USD vs.
JPY (Expiration Date: 4-17-20; Strike
Price: $120.00; Counterparty: Bank of
America, N.A.) (I)(J)		1,811,000	10,009
Over the Counter Option on the USD vs.
JPY (Expiration Date: 4-17-20; Strike
Price: $120.00;
Counterparty: Deutsche Bank
AG) (I)(J)		1,424,000	7,870
Over the Counter Option on the USD vs.
JPY (Expiration Date: 4-20-20; Strike
Price: $120.00;
Counterparty: Goldman Sachs
Bank) (I)(J)		2,185,000	12,105
			44,786
Puts - 0.0%
Exchange Traded Option on 10-Year
U.S. Treasury Note Futures
(Expiration Date: 11-23-18; Strike
Price: $109.50; Notional
Amount: 1,000) (I)		1	1
Exchange Traded Option on 10-Year
U.S. Treasury Note Futures
(Expiration Date: 11-23-18; Strike
Price: $110.00; Notional
Amount: 77,000) (I)		77	77

Global Bond Fund (continued)

	Shares or
	Principal
	Amount	Value
PURCHASED OPTIONS (continued)
Puts (continued)
Exchange Traded Option on 5-Year
U.S. Treasury Note Futures
(Expiration Date: 11-23-18; Strike
Price: $104.75; Notional
Amount: 64,000) (I)	64	$64
Exchange Traded Option on 5-Year
U.S. Treasury Note Futures
(Expiration Date: 11-23-18; Strike
Price: $107.25; Notional
Amount: 185,000) (I)	185	1,445
Exchange Traded Option on 5-Year
U.S. Treasury Note Futures
(Expiration Date: 11-23-18; Strike
Price: $107.50; Notional
Amount: 28,000) (I)	28	219
Exchange Traded Option on Euro BOBL
Futures (Expiration Date: 11-23-18;
Strike Price: $125.75; Notional
Amount: 17,600,000) (I)	176	1,029
Exchange Traded Option on U.S. Bond
Futures (Expiration Date: 11-23-18;
Strike Price: $125.00; Notional
Amount: 59,000) (I)	59	59
Over the Counter Option on the EUR vs.
USD (Expiration Date: 2-26-19; Strike
Price: EUR 1.15;
Counterparty: Goldman Sachs
Bank) (I)(J)	1,200,000	17,764
Over the Counter Option on the EUR vs.
USD (Expiration Date: 6-24-21; Strike
Price: EUR 1.29;
Counterparty: Morgan Stanley Bank
N.A.) (I)(J)	230,000	17,757
Over the Counter Option on the USD vs.
ZAR (Expiration Date: 9-6-18; Strike
Price: $13.12; Counterparty: HSBC
Bank USA) (I)(J)	900,000	1
		38,416
TOTAL PURCHASED OPTIONS (Cost $158,949)		$83,202

SHORT-TERM INVESTMENTS - 1.2%
Foreign government - 0.4%
Argentina Treasury Bill
2.966%, 12/14/2018 *	$1,200,000	1,186,138
Repurchase agreement - 0.8%
Repurchase Agreement with State Street
Corp. dated 8-31-18 at 0.900% to be
repurchased at $2,270,227 on 9-4-18,
collateralized by $2,380,000
U.S. Treasury Notes, 2.000% due
7-31-22 (valued at $2,317,946,
including interest)	2,270,000	2,270,000
TOTAL SHORT-TERM INVESTMENTS (Cost $3,459,852)		$3,456,138
Total Investments (Global Bond Fund)
(Cost $367,002,261) - 131.0%		$362,769,824
Other assets and liabilities, net - (31.0%)		(85,900,895)
TOTAL NET ASSETS - 100.0%		$276,868,929

The accompanying notes are an integral part of the financial statements.	35

John Hancock Funds II
Portfolio of Investments — August 31, 2018 (showing percentage of total net assets)

Global Bond Fund (continued)

	Shares or
	Principal
	Amount	Value
SALE COMMITMENTS
OUTSTANDING - (0.2%)
U.S. Government Agency - (0.2)%
Federal National Mortgage Association
3.500%, TBA (B)	$(300,000)	$(298,206)
4.500%, TBA (B)	(300,000)	(311,143)
TOTAL SALE COMMITMENTS OUTSTANDING
(Cost $(610,008))		$(609,349)

SECURITIES SOLD SHORT - (0.1%)
U.S. Government - (0.1)%
U.S. Treasury Note
2.875%, 05/15/2028	(260,000)	(260,040)
TOTAL SECURITIES SOLD SHORT (Cost $(257,865))		$(260,040)

Currency Abbreviations

AUD	Australian Dollar
CAD	Canadian Dollar
DKK	Danish Krone
EUR	Euro
GBP	Pound Sterling
JPY	Japanese Yen
NZD	New Zealand Dollar
PLN	Polish Zloty
SEK	Swedish Krona

Security Abbreviations and Legend

BBSW	Bank Bill Swap Rate
CMT	Constant Maturity Treasury
COFI	11th Federal Home Loan Bank District Cost of Funds Index
EURIBOR	Euro Interbank Offered Rate
IO	Interest-Only Security - (Interest Tranche of Stripped Mortgage Pool). Rate shown is the annualized yield at the end of the period.

Global Bond Fund (continued)

ISDAFIX	International Swaps and Derivatives Association Fixed Interest Rate Swap Rate
LIBOR	London Interbank Offered Rate
TBA	To Be Announced. A forward mortgage-backed securities trade issued by a U.S. Government Agency, to be delivered at an agreed-upon future settlement date.
(A)	All or a portion of this security is segregated at the custodian as collateral for certain derivatives.
(B)	Security purchased or sold on a when-issued or delayed delivery basis.
(C)	Variable rate obligation. The coupon rate shown represents the rate at period end.
(D)	These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration. Rule 144A securities amounted to $72,953,724 or 26.3% of the fund’s net assets as of 8-31-18.
(E)	Zero coupon bonds are issued at a discount from their principal amount in lieu of paying interest periodically. Rate shown is the effective yield at period end.
(F)	Perpetual bonds have no stated maturity date. Date shown as maturity date is next call date.
(G)	Term loans are variable rate obligations. The coupon rate shown represents the rate at period end.
(H)	Variable or floating rate security, the interest rate of which adjusts periodically based on a weighted average of interest rates and prepayments on the underlying pool of assets. The interest rate shown is the current rate as of period end.
(I)	Non-income producing security.
(J)	For this type of option, notional amounts are equivalent to number of contracts.
*	Yield represents either the annualized yield at the date of purchase, the stated coupon rate or, for floating rate securities, the rate at period end.

DERIVATIVES

FUTURES

						Unrealized
	Number of		Expiration	Notional	Notional	appreciation
Open contracts	contracts	Position	date	basis*	value*	(depreciation)
10-Year Japan Government Bond Futures	12	Long	Sep 2018	$16,267,048	$16,241,199	$(25,849)
10-Year U.S. Treasury Note Futures	78	Long	Dec 2018	9,397,273	9,380,719	(16,554)
3-Month Sterling Futures	295	Long	Dec 2018	47,414,587	47,385,903	(28,684)
3-Year Australian Treasury Bond Futures	10	Long	Sep 2018	797,255	802,339	5,084
5-Year U.S. Treasury Note Futures	281	Long	Dec 2018	31,877,992	31,864,961	(13,031)
Euro SCHATZ Futures	6	Long	Dec 2018	779,352	779,711	359
Euro-BTP Italian Government Bond Futures	9	Long	Sep 2018	1,282,173	1,281,398	(775)
Euro-Buxl Futures	7	Long	Dec 2018	1,440,058	1,440,932	874
Eurodollar Futures	7	Long	Sep 2018	1,712,901	1,708,788	(4,113)
Eurodollar Futures	605	Long	Mar 2019	147,244,501	147,075,500	(169,001)
Eurodollar Futures	74	Long	Dec 2019	17,977,595	17,953,325	(24,270)
German Euro BOBL Futures	176	Long	Dec 2018	26,835,972	26,886,869	50,897
Ultra U.S. Treasury Bond Futures	28	Long	Dec 2018	4,457,086	4,460,750	3,664
3-Month Sterling Futures	295	Short	Dec 2019	(47,304,632)	(47,247,264)	57,368
Euro-BTP Italian Government Bond Futures	116	Short	Dec 2018	(16,397,774)	(16,262,664)	135,110
Eurodollar Futures	7	Short	Sep 2019	(1,708,087)	(1,698,988)	9,099
Eurodollar Futures	605	Short	Mar 2020	(146,824,574)	(146,780,563)	44,011
Eurodollar Futures	74	Short	Dec 2020	(17,959,044)	(17,957,025)	2,019
Euro-OAT Futures	176	Short	Dec 2018	(31,165,217)	(31,164,743)	474
German Euro BUND Futures	18	Short	Dec 2018	(3,344,913)	(3,359,257)	(14,344)
U.K. Long Gilt Bond Futures	47	Short	Dec 2018	(7,467,543)	(7,453,953)	13,590
						$25,928

* Notional basis refers to the contractual amount agreed upon at inception of open contracts; notional value represents the current value of the open contract.

The accompanying notes are an integral part of the financial statements.	36

John Hancock Funds II
Portfolio of Investments — August 31, 2018 (showing percentage of total net assets)

FORWARD FOREIGN CURRENCY CONTRACTS

					Contractual
					settlement	Unrealized	Unrealized
Contract to buy		Contract to sell		Counterparty (OTC)	date	appreciation	depreciation
AUD	835,000	USD	606,578	HSBC Bank USA	11/15/2018	—	($6,194)
AUD	1,000,000	USD	794,700	HSBC Bank USA	12/6/2018	—	(75,603)
AUD	530,000	USD	421,350	HSBC Bank USA	2/7/2019	—	(40,002)
BRL	1,889,327	USD	485,538	Deutsche Bank AG	9/5/2018	—	(21,684)
BRL	63,986	USD	15,473	Goldman Sachs Bank USA	9/5/2018	$236	—
BRL	1,825,341	USD	441,405	Nomura Global Financial Products, Inc.	9/5/2018	6,741	—
BRL	1,825,341	USD	468,517	Nomura Global Financial Products, Inc.	10/2/2018	—	(21,730)
CHF	1,623,000	USD	1,644,415	JPMorgan Chase Bank N.A.	11/15/2018	40,535	—
CLP	295,737,800	USD	447,206	BNP Paribas SA	9/20/2018	—	(13,013)
CLP	181,130,600	USD	272,139	Citibank N.A.	9/20/2018	—	(6,209)
CNY	1,217,000	USD	182,866	Citibank N.A.	9/19/2018	—	(5,051)
CNY	45,684,082	USD	7,178,968	HSBC Bank USA	9/19/2018	—	(504,091)
CNY	13,298,082	USD	1,946,127	Barclays Bank PLC Wholesale	11/14/2018	—	(5,517)
CNY	25,215,000	USD	3,709,561	Citibank N.A.	11/14/2018	—	(29,896)
CNY	8,388,000	USD	1,234,364	HSBC Bank USA	11/14/2018	—	(10,290)
CNY	3,059,000	USD	446,524	BNP Paribas SA	7/12/2019	—	(2,754)
CNY	3,059,000	USD	446,068	Citibank N.A.	7/12/2019	—	(2,298)
CNY	22,033,802	USD	3,210,423	HSBC Bank USA	7/12/2019	—	(13,976)
COP	896,956,500	USD	312,000	BNP Paribas SA	9/18/2018	—	(17,781)
COP	3,330,913,030	USD	1,126,927	Citibank N.A.	9/18/2018	—	(34,322)
COP	2,886,000	USD	1,000	Deutsche Bank AG	9/18/2018	—	(53)
COP	1,687,385,700	USD	585,000	Standard Chartered Bank London	9/18/2018	—	(31,505)
CZK	5,746,991	USD	262,487	Goldman Sachs Bank USA	11/15/2018	—	(3,158)
DKK	1,375,000	USD	216,213	HSBC Bank USA	10/1/2018	—	(1,672)
EUR	706,432	NZD	1,218,000	BNP Paribas SA	9/4/2018	14,161	—
EUR	206,000	RON	969,539	Goldman Sachs Bank USA	9/17/2018	—	(3,159)
EUR	606,000	RON	2,854,866	Goldman Sachs Bank USA	9/18/2018	—	(9,902)
EUR	397,000	RON	1,868,878	Goldman Sachs Bank USA	9/19/2018	—	(6,092)
EUR	113,000	SEK	1,163,769	Deutsche Bank AG	4/23/2019	3,965	—
EUR	155,000	SEK	1,610,528	Natwest Markets PLC	4/23/2019	3,856	—
EUR	23,660,500	USD	27,326,658	Citibank N.A.	11/15/2018	287,873	—
EUR	390,000	USD	491,478	Deutsche Bank AG	12/14/2018	—	(35,255)
EUR	700,000	USD	880,411	Deutsche Bank AG	1/24/2019	—	(58,623)
EUR	580,000	USD	700,234	HSBC Bank USA	5/28/2019	—	(11,920)
EUR	16,000	USD	20,456	Morgan Stanley Bank, N.A.	6/28/2021	—	(254)
HUF	69,912,000	USD	255,895	Bank of America, N.A.	11/5/2018	—	(6,446)
IDR	8,184,165,000	USD	579,000	Bank of America, N.A.	9/19/2018	—	(32,809)
IDR	6,170,266,280	USD	424,015	Citibank N.A.	9/19/2018	—	(12,226)
IDR	2,626,692,000	USD	186,000	Goldman Sachs Bank USA	9/19/2018	—	(10,701)
IDR	13,227,762,360	USD	921,153	HSBC Bank USA	9/19/2018	—	(38,365)
IDR	7,131,245,000	USD	493,000	JPMorgan Chase Bank N.A.	9/19/2018	—	(17,078)
IDR	24,397,494,640	USD	1,641,271	Standard Chartered Bank London	12/19/2018	—	(51,420)
ILS	1,430,321	USD	389,369	Goldman Sachs Bank USA	11/2/2018	8,998	—
INR	49,497,080	USD	716,000	Barclays Bank PLC Wholesale	9/19/2018	—	(18,407)
INR	25,195,440	USD	366,000	BNP Paribas SA	9/19/2018	—	(10,905)
INR	42,680,800	USD	620,000	Credit Suisse International	9/19/2018	—	(18,473)
INR	56,702,685	USD	813,000	Goldman Sachs Bank USA	9/19/2018	—	(13,854)
INR	14,559,121	USD	209,839	HSBC Bank USA	9/19/2018	—	(4,648)
INR	79,111,725	USD	1,155,000	Nomura Global Financial Products, Inc.	9/19/2018	—	(40,030)
INR	29,427,000	USD	425,000	BNP Paribas SA	10/29/2018	—	(12,780)
INR	7,329,000	USD	105,000	Nomura Global Financial Products, Inc.	10/29/2018	—	(2,334)
INR	256,095,991	USD	3,602,571	BNP Paribas SA	12/19/2018	—	(39,376)
JPY	4,757,200,000	USD	43,175,249	UBS AG	11/15/2018	—	(142,793)
KRW	194,360,000	USD	172,000	Credit Suisse International	9/19/2018	2,257	—
KRW	64,636,221	USD	58,000	Goldman Sachs Bank USA	9/19/2018	—	(49)
KRW	3,650,926,526	USD	3,396,590	Standard Chartered Bank London	9/19/2018	—	(123,290)
KRW	828,833,611	USD	741,951	BNP Paribas SA	12/19/2018	3,037	—
MXN	95,402,763	USD	5,064,271	JPMorgan Chase Bank N.A.	10/26/2018	—	(110,666)
MXN	6,736,399	USD	314,000	Deutsche Bank AG	3/14/2019	28,398	—
MXN	2,757,300	USD	140,000	HSBC Bank USA	3/14/2019	148	—
MYR	3,433,335	USD	857,476	Morgan Stanley Bank, N.A.	9/19/2018	—	(25,556)
MYR	3,433,335	USD	830,914	Goldman Sachs Bank USA	12/19/2018	—	(1,655)
NOK	7,210,000	USD	868,541	HSBC Bank USA	11/15/2018	—	(6,389)
PEN	5,849	USD	1,783	BNP Paribas SA	9/18/2018	—	(12)
SEK	2,277,032	EUR	222,000	Credit Suisse International	4/23/2019	—	(8,828)
SGD	4,723,942	USD	3,468,261	Barclays Bank PLC Wholesale	9/19/2018	—	(25,950)
SGD	686,952	USD	502,314	Nomura Global Financial Products, Inc.	12/19/2018	—	(787)

The accompanying notes are an integral part of the financial statements.	37

John Hancock Funds II
Portfolio of Investments — August 31, 2018 (showing percentage of total net assets)

Global Bond Fund (continued)

FORWARD FOREIGN CURRENCY CONTRACTS (continued)

					Contractual
					settlement	Unrealized	Unrealized
Contract to buy		Contract to sell		Counterparty (OTC)	date	appreciation	depreciation
THB	27,802,734	USD	875,125	Morgan Stanley Bank, N.A.	9/19/2018	—	($25,378)
THB	27,802,734	USD	854,548	HSBC Bank USA	12/19/2018	—	(2,347)
TRY	16,675,310	USD	3,313,570	Standard Chartered Bank London	10/19/2018	—	(841,236)
TWD	10,749,658	USD	352,000	Goldman Sachs Bank USA	9/4/2018	—	(2,019)
TWD	15,362,664	USD	501,000	Nomura Global Financial Products, Inc.	9/6/2018	—	(731)
TWD	19,683,335	USD	642,000	Standard Chartered Bank London	9/6/2018	—	(1,032)
TWD	11,971,994	USD	392,000	HSBC Bank USA	9/7/2018	—	(2,065)
TWD	27,098,003	USD	882,499	BNP Paribas SA	9/19/2018	$1,436	—
TWD	10,749,658	USD	352,714	Goldman Sachs Bank USA	9/19/2018	—	(2,061)
TWD	35,045,999	USD	1,147,169	HSBC Bank USA	9/19/2018	—	(3,971)
TWD	41,101,502	USD	1,339,000	Nomura Global Financial Products, Inc.	9/19/2018	1,727	—
TWD	23,511,434	USD	765,599	Standard Chartered Bank London	9/19/2018	1,341	—
USD	2,389,935	AUD	3,288,954	Bank of America, N.A.	11/15/2018	25,100	—
USD	582,752	AUD	802,000	BNP Paribas SA	11/15/2018	6,095	—
USD	984,154	AUD	1,353,000	Citibank N.A.	11/15/2018	11,316	—
USD	55,041	AUD	74,000	Citibank N.A.	12/6/2018	1,828	—
USD	456,878	BRL	1,889,327	Deutsche Bank AG	9/5/2018	—	(6,977)
USD	17,000	BRL	63,986	Goldman Sachs Bank USA	9/5/2018	1,291	—
USD	469,722	BRL	1,825,341	Nomura Global Financial Products, Inc.	9/5/2018	21,577	—
USD	368,000	BRL	1,408,226	Deutsche Bank AG	3/14/2019	28,592	—
USD	140,000	BRL	472,500	HSBC Bank USA	3/14/2019	26,119	—
USD	1,044,991	CAD	1,359,000	Citibank N.A.	9/4/2018	3,612	—
USD	1,948,865	CNY	13,298,082	Barclays Bank PLC Wholesale	9/19/2018	5,890	—
USD	3,714,917	CNY	25,215,000	Citibank N.A.	9/19/2018	30,767	—
USD	1,236,111	CNY	8,388,000	HSBC Bank USA	9/19/2018	10,544	—
USD	1,486,935	CNY	10,162,158	Bank of America, N.A.	11/14/2018	3,955	—
USD	1,244,083	CNY	8,520,267	Barclays Bank PLC Wholesale	11/14/2018	706	—
USD	447,995	CNY	3,059,000	BNP Paribas SA	11/14/2018	1,590	—
USD	447,549	CNY	3,059,000	Citibank N.A.	11/14/2018	1,145	—
USD	3,220,407	CNY	22,033,802	HSBC Bank USA	11/14/2018	4,979	—
USD	382,111	CNY	2,611,838	Bank of America, N.A.	7/12/2019	3,211	—
USD	466,044	CNY	3,141,137	Citibank N.A.	7/12/2019	10,359	—
USD	3,120,406	CNY	21,290,827	HSBC Bank USA	7/12/2019	31,742	—
USD	162,828	CNY	1,108,000	JPMorgan Chase Bank N.A.	7/12/2019	2,090	—
USD	144,000	COP	416,872,800	Goldman Sachs Bank USA	9/18/2018	7,258	—
USD	62,246	DKK	395,000	Bank of America, N.A.	10/1/2018	614	—
USD	9,287,175	DKK	58,826,823	Standard Chartered Bank London	10/1/2018	108,438	—
USD	491,366	EUR	390,000	Standard Chartered Bank London	12/14/2018	35,143	—
USD	701,503	EUR	564,000	UBS AG	12/14/2018	41,734	—
USD	877,489	EUR	730,000	HSBC Bank USA	1/24/2019	20,481	—
USD	1,394,863	EUR	1,102,000	Citibank N.A.	2/7/2019	99,553	—
USD	680,448	EUR	583,000	Citibank N.A.	5/28/2019	—	(11,426)
USD	210,220	GBP	162,000	Bank of America, N.A.	9/4/2018	196	—
USD	14,305,916	GBP	10,908,000	Citibank N.A.	9/4/2018	164,238	—
USD	14,399,922	GBP	11,070,000	Royal Bank of Canada	10/2/2018	32,535	—
USD	411,441	GBP	307,000	Citibank N.A.	6/18/2019	7,989	—
USD	2,566,964	IDR	37,340,130,640	Standard Chartered Bank London	9/19/2018	74,975	—
USD	169,000	INR	11,650,860	Bank of America, N.A.	9/19/2018	4,797	—
USD	3,646,429	INR	256,095,991	BNP Paribas SA	9/19/2018	37,111	—
USD	491,000	INR	35,017,285	Goldman Sachs Bank USA	10/4/2018	—	(1,343)
USD	444,400	INR	30,761,368	Standard Chartered Bank London	10/29/2018	13,488	—
USD	301,000	INR	21,713,721	Goldman Sachs Bank USA	12/19/2018	—	(1,114)
USD	121,000	JPY	13,431,000	Citibank N.A.	9/19/2018	6	—
USD	173,000	JPY	19,358,700	Citibank N.A.	9/25/2018	—	(1,470)
USD	204,303	JPY	22,400,000	Citibank N.A.	11/15/2018	1,678	—
USD	1,311,362	KRW	1,465,920,100	Bank of America, N.A.	9/19/2018	—	(2,934)
USD	852,601	KRW	954,274,347	BNP Paribas SA	9/19/2018	—	(2,970)
USD	1,331,593	KRW	1,489,728,300	Morgan Stanley Bank, N.A.	9/19/2018	—	(4,048)
USD	80,500	KRW	89,496,680	BNP Paribas SA	10/29/2018	198	—
USD	373,000	KRW	414,365,700	Citibank N.A.	12/19/2018	552	—
USD	222,000	KRW	246,797,400	HSBC Bank USA	12/19/2018	169	—
USD	832,727	MYR	3,433,335	Goldman Sachs Bank USA	9/19/2018	807	—
USD	581,467	NOK	4,855,000	UBS AG	11/15/2018	919	—
USD	93,188	NZD	137,000	Citibank N.A.	9/4/2018	2,549	—
USD	449,488	PLN	1,679,982	Bank of America, N.A.	10/5/2018	—	(3,977)
USD	13,707,404	SEK	123,465,394	Citibank N.A.	11/15/2018	130,368	—
The accompanying notes are an integral part of the financial statements.	38

John Hancock Funds II
Portfolio of Investments — August 31, 2018 (showing percentage of total net assets)

Global Bond Fund (continued)

FORWARD FOREIGN CURRENCY CONTRACTS (continued)

					Contractual
					settlement	Unrealized	Unrealized
Contract to buy		Contract to sell		Counterparty (OTC)	date	appreciation	depreciation
USD	3,040,131	SGD	4,036,990	Bank of America, N.A.	9/19/2018	$98,398	—
USD	501,242	SGD	686,952	Nomura Global Financial Products, Inc.	9/19/2018	664	—
USD	851,539	THB	27,802,734	HSBC Bank USA	9/19/2018	1,791	—
USD	167,552	TRY	847,764	Goldman Sachs Bank USA	10/19/2018	41,860	—
USD	3,313,570	TRY	15,794,000	HSBC Bank USA	10/19/2018	971,901	—
USD	4,599	TRY	33,547	UBS AG	10/19/2018	—	($375)
USD	352,309	TWD	10,749,658	Goldman Sachs Bank USA	9/4/2018	2,328	—
USD	1,146,118	TWD	35,045,999	HSBC Bank USA	9/6/2018	4,881	—
USD	389,333	TWD	11,971,994	Standard Chartered Bank London	9/7/2018	—	(601)
USD	3,618,494	TWD	106,322,211	BNP Paribas SA	9/19/2018	150,274	—
USD	415,000	TWD	12,771,210	Citibank N.A.	9/19/2018	—	(1,596)
USD	605,000	TWD	18,413,175	Nomura Global Financial Products, Inc.	9/19/2018	4,364	—
USD	888,809	TWD	27,098,003	BNP Paribas SA	12/19/2018	—	(1,211)
USD	81,123	ZAR	1,154,000	Bank of America, N.A.	11/2/2018	3,223	—
ZAR	2,825,000	USD	189,746	Citibank N.A.	11/2/2018	953	—
ZAR	7,649,000	USD	567,311	HSBC Bank USA	11/2/2018	—	(50,973)
						$2,703,650	($2,719,686)

WRITTEN OPTIONS

Foreign currency options

		Exercise		Expiration	Notional
Description	Counterparty (OTC)	price		date	amount*	Premium	Value
Calls
British Pound versus U.S. Dollar	Citibank N.A.	GBP	1.44	Jun 2019	884,000	$12,736	$(6,161)
Euro versus U.S. Dollar	Goldman Sachs Bank USA	EUR	135.00	Feb 2019	1,200,000	13,988	(10,576)
U.S. Dollar versus Chinese Yuan	Goldman Sachs Bank USA	USD	7.00	Nov 2018	1,156,000	7,653	(4,697)
U.S. Dollar versus Japanese Yen	HSBC Bank USA	USD	112.00	Sep 2018	700,000	2,240	(1,389)
U.S. Dollar versus South African Rand	HSBC Bank USA	USD	14.35	Sep 2018	900,000	9,090	(24,043)
						$45,707	$(46,866)
Puts
Australian Dollar versus U.S. Dollar	Goldman Sachs Bank USA	AUD	0.70	Nov 2018	900,000	4,241	(6,316)
British Pound versus U.S. Dollar	Citibank N.A.	GBP	1.32	Jun 2019	873,000	27,711	(37,177)
U.S. Dollar versus Mexican Peso	Goldman Sachs Bank USA	USD	18.50	Oct 2018	1,400,000	17,374	(6,734)
U.S. Dollar versus Mexican Peso	JPMorgan Chase Bank	USD	18.00	Nov 2018	1,000,000	6,090	(3,629)
						$55,416	$(53,856)
						$101,123	$(100,722)

* For this type of option, notional amounts are equivalent to number of contracts.

Interest rate swaptions

		Floating	Pay/receive
		rate	floating	Exercise	Expiration	Notional
Description	Counterparty (OTC)	index	rate	rate	date	amount*		Premium	Value
Calls
10-Year Interest Rate Swap	Citibank N.A.	3 month USD LIBOR	Receive	2.750%	Oct 2018	USD	1,800,000	$6,705	$(1,438)
								$6,705	$(1,438)
Puts
10-Year Interest Rate Swap	Citibank N.A.	3 month USD LIBOR	Pay	3.200%	Oct 2018	USD	1,800,000	6,323	(1,378)
								$6,323	$(1,378)
								$13,028	$(2,816)

* For this type of option, notional amounts are equivalent to number of contracts.

Credit default swaptions

	Counterparty		Buy/sell	Exercise	Expiration		Notional
Description	(OTC)	Index	protection	rate	date		amount*	Premium	Value
Calls
5-Year Credit Default Swap	Barclays Bank PLC Wholesale	ITRAXX.O.EU29	Buy	0.475%	Sep 2018	EUR	6,500,000	$3,323	—
								$3,323	—
Puts
5-Year Credit Default Swap	Barclays Bank PLC Wholesale	ITRAXX.O.EU29	Sell	0.750%	Sep 2018	EUR	6,500,000	12,888	$(4,275)
5-Year Credit Default Swap	BNP Paribas SA	CDX.O.IG30	Sell	0.900%	Sep 2018	USD	900,000	1,103	(7)

The accompanying notes are an integral part of the financial statements.	39

John Hancock Funds II
Portfolio of Investments — August 31, 2018 (showing percentage of total net assets)

Global Bond Fund (continued)

Credit default swaptions

	Counterparty		Buy/sell	Exercise	Expiration		Notional
Description	(OTC)	Index	protection	rate	date		amount*	Premium	Value
5-Year Credit Default Swap	Citibank N.A.	CDX.O.IG30	Sell	0.900%	Sep 2018	USD	800,000	$1,058	$(6)
								$15,049	$(4,288)
								$18,372	$(4,288)

* For this type of option, notional amounts are equivalent to number of contracts.

Inflation floors

		Initial		Expiration		Notional
Description	Counterparty (OTC)	index	Exercise index	date		amount*	Premium	Value
Floor- CPURNSA Index	Citibank N.A.	217.965	Maximum of ((1+0.0%)[10] - (Final
			Index/Initial Index)) or $0	Sep 2020	USD	1,700,000	$21,930	—
							$21,930	—

* For this type of option, notional amounts are equivalent to number of contracts.

SWAPS

Interest rate swaps

								Unamortized
					Fixed	Floating		upfront	Unrealized
Counterparty (OTC)/	Notional		Payments	Payments	payment	payment	Maturity	payment paid	appreciation
Centrally cleared	amount	Currency	made	received	frequency	frequency	date	(received)	(depreciation)	Value
Goldman Sachs Bank USA	6,580,600,000	KRW	Fixed 2.010%	KRW CD KSDA Bloomberg	Quarterly	Quarterly	Jul 2027	—	$11,156	$11,156
								—	$11,156	$11,156
Centrally cleared	170,000,000	USD	USD LIBOR BBA	Fixed 1.750%	At Maturity	Quarterly	Apr 2019	$(139,889)	(558,088)	(697,977)
Centrally cleared	26,900,000	GBP	GBP LIBOR BBA	Fixed 1.000%	At Maturity	Quarterly	Sep 2019	6,579	18,545	25,124
Centrally cleared	21,200,000	GBP	GBP LIBOR BBA	Fixed 1.250%	At Maturity	Quarterly	Dec 2019	30,880	36,952	67,832
Centrally cleared	28,620,000	NZD	NZD BBR FRA	Fixed 2.500%	Semi-Annual	Quarterly	Feb 2020	(120,797)	221,187	100,390
Centrally cleared	170,000,000	USD	Fixed 2.000%	USD LIBOR BBA	At Maturity	Quarterly	Apr 2020	95,690	719,902	815,592
Centrally cleared	34,600,000	USD	Fixed 1.750%	USD LIBOR BBA	Semi-Annual	Quarterly	Jun 2020	609,663	79,717	689,380
Centrally cleared	17,000,000	CAD	CAD BA CDOR	Fixed 2.300%	Semi-Annual	Semi-Annual	Jul 2020	(25,275)	11,133	(14,142)
Centrally cleared	26,900,000	GBP	Fixed 1.000%	GBP LIBOR BBA	At Maturity	Quarterly	Sep 2020	75,140	(10,810)	64,330
Centrally cleared	10,000,000	EUR	EUR EURIBOR Reuters	Fixed 0.000%	Annual	Semi-Annual	Sep 2020	383	32,130	32,513
Centrally cleared	5,500,000	GBP	GBP LIBOR BBA	Fixed 1.250%	Semi-Annual	Semi-Annual	Sep 2020	(423)	18,766	18,343
Centrally cleared	7,100,000	USD	USD LIBOR BBA	Fixed 2.750%	Semi-Annual	Quarterly	Nov 2020	(21,777)	(1,325)	(23,102)
Centrally cleared	21,200,000	GBP	Fixed 1.500%	GBP LIBOR BBA	At Maturity	Quarterly	Dec 2020	(33,290)	(37,895)	(71,185)
Centrally cleared	500,000	BRL	BRL CDI	Fixed 8.880%	At Maturity	At Maturity	Jan 2021	(2,542)	1,341	(1,201)
Centrally cleared	1,600,000	USD	Fixed 1.750%	USD LIBOR BBA	Semi-Annual	Quarterly	Jun 2021	42,313	7,668	49,981
Centrally cleared	510,000,000	JPY	Fixed 0.500%	JPY LIBOR BBA	Semi-Annual	Semi-Annual	Sep 2021	(23,402)	(45,246)	(68,648)
Centrally cleared	5,900,000	USD	1 Month LIBOR + 0.084%	USD LIBOR BBA	Quarterly	Quarterly	Jun 2022	—	4,806	4,806
Centrally cleared	4,200,000	USD	1 Month LIBOR + 0.070%	USD LIBOR BBA	Quarterly	Quarterly	Jun 2022	—	5,612	5,612
Centrally cleared	21,600,000	USD	1 Month LIBOR + 0.085%	USD LIBOR BBA	Quarterly	Quarterly	Jun 2022	(1,231)	16,357	15,126
Centrally cleared	16,700,000	MXN	MXN TIIE Banxico	Fixed 5.825%	Monthly	Monthly	Jan 2023	(67,177)	(3,696)	(70,873)
Centrally cleared	84,400,000	ZAR	ZAR JIBAR SAFEX	Fixed 7.250%	Quarterly	Quarterly	Jun 2023	15,922	(183,306)	(167,384)
Centrally cleared	2,400,000	USD	Fixed 2.000%	USD LIBOR BBA	Semi-Annual	Quarterly	Jun 2023	110,561	(13,647)	96,914
Centrally cleared	3,500,000	GBP	Fixed 1.500%	GBP LIBOR BBA	Semi-Annual	Semi-Annual	Sep 2023	(730)	(31,605)	(32,335)
Centrally cleared	20,700,000	EUR	EUR EURIBOR Reuters	Fixed 0.500%	Annual	Semi-Annual	Sep 2023	(120,245)	380,290	260,045
Centrally cleared	6,400,000	EUR	EUR EURIBOR Reuters	Fixed 0.500%	Annual	Semi-Annual	Dec 2023	(21,786)	78,419	56,633
Centrally cleared	24,800,000	USD	Fixed 1.750%	USD LIBOR BBA	Semi-Annual	Quarterly	Dec 2023	(395,342)	1,813,607	1,418,265
Centrally cleared	2,160,000,000	JPY	JPY LIBOR BBA	Fixed 0.100%	Semi-Annual	Semi-Annual	Mar 2024	(64,021)	(16,508)	(80,529)
				USD Federal Funds Rate
Centrally cleared	600,000	USD	Fixed 2.696%	Compounded OIS	Annual	Annual	Apr 2025	—	(5,338)	(5,338)
				USD Federal Funds Rate
Centrally cleared	1,900,000	USD	Fixed 2.683%	Compounded OIS	Annual	Annual	Apr 2025	710	(16,098)	(15,388)
				USD Federal Funds Rate
Centrally cleared	600,000	USD	Fixed 2.710%	Compounded OIS	Annual	Annual	Apr 2025	—	(5,853)	(5,853)
				USD Federal Funds Rate
Centrally cleared	1,200,000	USD	Fixed 2.714%	Compounded OIS	Annual	Annual	Apr 2025	(18)	(11,988)	(12,006)
				USD Federal Funds Rate
Centrally cleared	600,000	USD	Fixed 2.684%	Compounded OIS	Annual	Annual	Apr 2025	(18)	(4,882)	(4,900)
				USD Federal Funds Rate
Centrally cleared	600,000	USD	Fixed 2.673%	Compounded OIS	Annual	Annual	Apr 2025	—	(4,495)	(4,495)
Centrally cleared	1,200,000	EUR	Fixed 0.500%	EUR EURIBOR Reuters	Annual	Semi-Annual	Dec 2025	14,058	(3,422)	10,636
Centrally cleared	2,100,000	CAD	Fixed 1.850%	CAD BA CDOR	Semi-Annual	Semi-Annual	Sep 2027	106,941	(7,875)	99,066
Centrally cleared	300,000	USD	USD LIBOR BBA	Fixed 2.500%	Semi-Annual	Quarterly	Dec 2027	(10,639)	(508)	(11,147)
Centrally cleared	320,000,000	JPY	Fixed 0.300%	JPY LIBOR BBA	Semi-Annual	Semi-Annual	Mar 2028	13,766	(4,101)	9,665
Centrally cleared	30,000,000	JPY	Fixed 0.380%	JPY LIBOR BBA	Semi-Annual	Semi-Annual	Jun 2028	479	(1,205)	(726)

The accompanying notes are an integral part of the financial statements.	40

John Hancock Funds II
Portfolio of Investments — August 31, 2018 (showing percentage of total net assets)

Global Bond Fund (continued)

Interest rate swaps (continued)

								Unamortized
					Fixed	Floating		upfront	Unrealized
Counterparty (OTC)/	Notional		Payments	Payments	payment	payment	Maturity	paid	appreciation
Centrally cleared	amount	Currency	made	received	frequency	frequency	date	(received)	(depreciation)	Value
Centrally cleared	80,000,000	JPY	Fixed 0.380%	JPY LIBOR BBA	Semi-Annual	Semi-Annual	Jun 2028	$(75)	$(3,225)	$(3,300)
Centrally cleared	180,000,000	JPY	Fixed 0.300%	JPY LIBOR BBA	Semi-Annual	Semi-Annual	Jun 2028	6,413	2,144	8,557
Centrally cleared	21,300,000	EUR	EUR EURIBOR Reuters	Fixed 1.250%	Annual	Semi-Annual	Sep 2028	322,463	573,848	896,311
Centrally cleared	12,300,000	EUR	EUR EURIBOR Reuters	Fixed 1.250%	Annual	Semi-Annual	Dec 2028	210,074	231,632	441,706
Centrally cleared	1,435,000,000	JPY	Fixed 0.450%	JPY LIBOR BBA	Semi-Annual	Semi-Annual	Mar 2029	(107,404)	67,024	(40,380)
Centrally cleared	360,000,000	JPY	JPY LIBOR BBA	Fixed 1.500%	Semi-Annual	Semi-Annual	Jun 2033	40,475	394,242	434,717
Centrally cleared	351,781,000	JPY	Fixed 0.750%	JPY LIBOR BBA	Semi-Annual	Semi-Annual	Dec 2038	45,927	(429)	45,498
Centrally cleared	900,000	USD	Fixed 2.750%	USD LIBOR BBA	Semi-Annual	Quarterly	Dec 2047	(35,668)	82,649	46,981
Centrally cleared	90,000,000	JPY	Fixed 1.000%	JPY LIBOR BBA	Semi-Annual	Semi-Annual	Mar 2048	(19,163)	14,309	(4,854)
Centrally cleared	1,400,000	USD	Fixed 2.500%	USD LIBOR BBA	Semi-Annual	Quarterly	Jun 2048	147,748	(1,554)	146,194
Centrally cleared	1,400,000	EUR	Fixed 1.500%	EUR EURIBOR Reuters	Annual	Semi-Annual	Sep 2048	7,237	(19,394)	(12,157)
Centrally cleared	1,300,000	GBP	Fixed 1.750%	GBP LIBOR BBA	Semi-Annual	Semi-Annual	Sep 2048	(68,343)	21,440	(46,903)
Centrally cleared	7,650,000	EUR	Fixed 1.500%	EUR EURIBOR Reuters	Annual	Semi-Annual	Sep 2048	147,166	(213,595)	(66,429)
Centrally cleared	800,000	EUR	Fixed 1.500%	EUR EURIBOR Reuters	Annual	Semi-Annual	Dec 2048	18,733	(21,531)	(2,798)
Centrally cleared	2,600,000	USD	Fixed 3.000%	USD LIBOR BBA	Semi-Annual	Quarterly	Dec 2048	72,121	(63,485)	8,636
Centrally cleared	3,500,000	USD	Fixed 2.955%	USD LIBOR BBA	Semi-Annual	Quarterly	Nov 2049	—	46,635	46,635
Centrally cleared	200,000	USD	Fixed 2.953%	USD LIBOR BBA	Semi-Annual	Quarterly	Nov 2049	—	2,765	2,765
								$862,187	$3,592,016	$4,454,203
								$862,187	$3,603,172	$4,465,359

Credit default swaps - Buyer

								Unamortized
								upfront
				USD	Pay	Fixed		payment	Unrealized
Counterparty (OTC)/	Reference	Notional		notional	fixed	payment	Maturity	paid	appreciation
Centrally cleared	obligation	amount	Currency	amount	rate	frequency	date	(received)	(depreciation)	Value
Bank of America N.A.	Government of Japan	100,000	USD	$100,000	1.000%	Quarterly	Jun 2022	$(2,661)	$(542)	$(3,203)
Barclays Captial	Government of Japan	900,000	USD	900,000	1.000%	Quarterly	Jun 2022	(24,195)	(4,629)	(28,824)
	People’s Republic of
Barclays Captial	China	400,000	USD	400,000	1.000%	Quarterly	Jun 2023	(7,352)	(612)	(7,964)
Barclays Captial	Republic of Korea	1,000,000	USD	1,000,000	1.000%	Quarterly	Jun 2023	(25,058)	(2,991)	(28,049)
BNP Paribas SA	Government of Japan	1,800,000	USD	1,800,000	1.000%	Quarterly	Jun 2022	(48,773)	(8,876)	(57,649)
BNP Paribas SA	Republic of Korea	1,700,000	USD	1,700,000	1.000%	Quarterly	Jun 2023	(39,778)	(7,933)	(47,711)
Citibank N.A.	Government of Japan	200,000	USD	200,000	1.000%	Quarterly	Jun 2022	(5,344)	(1,061)	(6,405)
Goldman Sachs
International	Government of Japan	1,100,000	USD	1,100,000	1.000%	Quarterly	Jun 2022	(29,603)	(5,627)	(35,230)
Goldman Sachs	People’s Republic of
International	China	900,000	USD	900,000	1.000%	Quarterly	Jun 2023	(16,746)	(1,173)	(17,919)
HSBC Bank	Republic of Korea	400,000	USD	400,000	1.000%	Quarterly	Jun 2023	(9,616)	(1,619)	(11,235)
				$8,500,000				$(209,126)	$(35,063)	$(244,189)
Centrally cleared	BASF SE	400,000	EUR	425,980	1.000%	Quarterly	Dec 2020	(6,188)	(4,097)	(10,285)
Centrally cleared	Fortum OYJ	100,000	EUR	106,255	1.000%	Quarterly	Dec 2020	(961)	(1,458)	(2,419)
	Reynolds
Centrally cleared	American, Inc.	1,400,000	USD	1,400,000	1.000%	Quarterly	Dec 2020	(23,485)	(5,264)	(28,749)
Centrally cleared	United Utilities PLC	200,000	EUR	216,950	1.000%	Quarterly	Dec 2020	(1,997)	(2,002)	(3,999)
	iTraxx Europe Series 28
Centrally cleared	Version 1	18,800,000	EUR	23,176,230	1.000%	Quarterly	Dec 2022	(1,145,415)	719,858	(425,557)
				$25,325,415				$(1,178,046)	$707,037	$(471,009)
				$33,825,415				$(1,387,172)	$671,974	$(715,198)

Credit default swaps - Seller

									Unamortized
		Implied			USD		Fixed		upfront	Unrealized
Counterparty (OTC)/	Reference	credit	Notional		notional	Received	payment	Maturity	payment paid	appreciation
Centrally cleared	obligation	spread	amount	Currency	amount	fixed rate	frequency	date	(received)	(depreciation)	Value
JPMorgan Chase Bank	A.P. Moller - Maersk A/S	0.851%	700,000	EUR	$826,035	1.000%	Quarterly	Jun 2022	$(3,038)	$9,261	$6,223
					$826,035				$(3,038)	$9,261	$6,223
Centrally cleared	Daimler AG	0.437%	100,000	EUR	122,630	1.000%	Quarterly	Dec 2020	1,376	398	1,774
Centrally cleared	Exelon Generation Company LLC	0.593%	1,200,000	USD	1,200,000	1.000%	Quarterly	Jun 2022	(24,012)	44,038	20,026
Centrally cleared	Ryder System, Inc.	0.467%	200,000	USD	200,000	1.000%	Quarterly	Jun 2022	2,883	1,375	4,258
Centrally cleared	CDX.EM.29	0.236%	1,600,000	USD	1,600,000	1.000%	Quarterly	Jun 2023	(27,658)	(60,778)	(88,436)
Centrally cleared	iTraxx Europe Series 29 Version 1	0.688%	6,000,000	EUR	6,985,801	1.000%	Quarterly	Jun 2023	130,127	(13,095)	117,032

The accompanying notes are an integral part of the financial statements.	41

John Hancock Funds II
Portfolio of Investments — August 31, 2018 (showing percentage of total net assets)

Global Bond Fund (continued)

Credit default swaps - Seller (continued)

									Unamortized
		Implied			USD		Fixed		upfront	Unrealized
Counterparty (OTC)/	Reference	credit	Notional		notional	Received	payment	Maturity	payment paid	appreciation
Centrally cleared	obligation	spread	amount	Currency	amount	fixed rate	frequency	date	(received)	(depreciation)	Value
Centrally cleared	Tesco PLC	0.145%	200,000	EUR	$244,660	1.000%	Quarterly	Jun 2025	$(6,300)	$153	(6,147)
Centrally cleared	Royal Dutch Shell PLC	0.682%	400,000	EUR	422,140	1.000%	Quarterly	Dec 2026	(9,556)	22,397	12,841
					$10,775,231				$66,860	$(5,512)	$61,348
					$11,601,266				$63,822	$3,749	$67,571

Currency swaps

						Notional		Notional	Unamortized
						amount of		amount of	upfront	Unrealized
			Payment	Maturity		currency		currency	payment	appreciation
Counterparty (OTC)	Receive	Pay	frequency	date		received		delivered	paid	(depreciation)	Value
Deutsche Bank AG	Floating rate equal to 3 Month GBP LIBOR less 0.055% based on the notional amount of the currency received	Floating rate equal to 3 Month USD LIBOR based on the notional amount of the currency delivered	Quarterly	Oct 2026	GBP	800,000	USD	976,000	$3,639	$47,126	$50,765
Royal Bank of Scotland	Floating rate equal to 3 Month GBP LIBOR less 0.055% based on the notional amount of the currency received	Floating rate equal to 3 Month USD LIBOR based on the notional amount of the currency delivered	Quarterly	Oct 2026	GBP	1,100,000	USD	1,342,220	32,285	37,296	69,581
									$35,924	$84,422	$120,346

Derivatives Currency Abbreviations

AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CHF	Swiss Franc
CLP	Chilean Peso
CNY	Chinese Yuan Renminbi
COP	Colombian Peso
CZK	Czech Republic Koruna
DKK	Danish Krone
EUR	Euro
GBP	Pound Sterling
HUF	Hungarian Forint
IDR	Indonesian Rupiah
ILS	Israeli New Shekel
INR	Indian Rupee
JPY	Japanese Yen
KRW	Korean Won
MXN	Mexican Peso
MYR	Malaysian Ringgit
NOK	Norwegian Krone
NZD	New Zealand Dollar
PEN	Peruvian Nuevo Sol
PLN	Polish Zloty
RON	Romanian New Leu
SEK	Swedish Krona
SGD	Singapore Dollar
THB	Thai Bhat
TRY	Turkish Lira
TWD	New Taiwan Dollar
USD	U.S. Dollar
ZAR	South African Rand

Derivatives Abbreviations

BBA	The British Banker’s Association
BBR	Bank Bill Rate
CDOR	Canadian Dollar Offered Rate

The accompanying notes are an integral part of the financial statements.	42

John Hancock Funds II
Portfolio of Investments — August 31, 2018 (showing percentage of total net assets)

Global Bond Fund (continued)

EURIBOR	Euro Interbank Offered Rate
JIBAR	Johannesburg Interbank Agreed Rate
KSDA	Korea Securities Dealers Association
LIBOR	London Interbank Offered Rate
OIS	Overnight Index Swap
TIIE	Tasa de Interes Interbancario de Equilibrio (Interbank Equilibrium Interest Rate)

OTC is an abbreviation for over-the-counter. See Notes to financial statements regarding investment transactions and other derivatives information.

High Yield Fund

		Shares or
		Principal
		Amount	Value
FOREIGN GOVERNMENT OBLIGATIONS – 1.4%
Argentina – 0.7%
Provincia de Buenos Aires
7.875%, 06/15/2027		$1,370,000	$986,414
Republic of Argentina
5.625%, 01/26/2022		490,000	414,050
6.875%, 04/22/2021		230,000	205,047
6.875%, 01/26/2027		670,000	524,275
7.500%, 04/22/2026		680,000	561,347
7.625%, 04/22/2046		250,000	184,003
			2,875,136
Brazil – 0.3%
Federative Republic of Brazil
10.000%, 01/01/2021	BRL	239,000	59,997
10.000%, 01/01/2023		5,202,000	1,247,221
10.000%, 01/01/2027		206,000	46,017
			1,353,235
Ecuador – 0.2%
Republic of Ecuador
7.875%, 01/23/2028 (A)		$880,000	754,600
Indonesia – 0.0%
Republic of Indonesia
8.375%, 03/15/2034	IDR	543,000,000	36,416
Mexico – 0.2%
Government of Mexico
6.500%, 06/09/2022	MXN	17,886,000	894,223
TOTAL FOREIGN GOVERNMENT OBLIGATIONS (Cost
$7,886,022)			$5,913,610

CORPORATE BONDS – 86.4%
Consumer discretionary – 21.1%
Adient Global Holdings, Ltd.
4.875%, 08/15/2026 (A)		$560,000	504,000
Altice France SA
7.375%, 05/01/2026 (A)		5,590,000	5,492,175
Altice Luxembourg SA
7.750%, 05/15/2022 (A)		1,220,000	1,175,775
AMC Entertainment Holdings, Inc.
6.125%, 05/15/2027 (B)		840,000	823,200
Bossier Casino Venture Holdco, Inc.
(0.000% Cash or 14.000% PIK)
14.000%, 02/09/2023 (A)(C)		2,694,415	2,694,415
Boyne USA, Inc.
7.250%, 05/01/2025 (A)		520,000	551,200
Brinker International, Inc.
5.000%, 10/01/2024 (A)		610,000	588,650
Carmike Cinemas, Inc.
6.000%, 06/15/2023 (A)		1,060,000	1,078,550
Carriage Services, Inc.
6.625%, 06/01/2026 (A)		1,080,000	1,098,900
Carrols Restaurant Group, Inc.
8.000%, 05/01/2022		1,700,000	1,772,250
CCO Holdings LLC
5.125%, 05/01/2027 (A)		1,350,000	1,287,563
5.750%, 02/15/2026 (A)		215,000	215,000

High Yield Fund (continued)

	Shares or
	Principal
	Amount	Value
CORPORATE BONDS (continued)
Consumer discretionary (continued)
Century Communities, Inc.
5.875%, 07/15/2025	$2,040,000	$1,912,500
Charter Communications Operating LLC
4.908%, 07/23/2025	4,350,000	4,435,571
6.484%, 10/23/2045	1,030,000	1,098,083
CSC Holdings LLC
6.625%, 10/15/2025 (A)	1,430,000	1,485,413
10.125%, 01/15/2023 (A)	570,000	624,150
10.875%, 10/15/2025 (A)	1,008,000	1,173,060
Delphi Technologies PLC
5.000%, 10/01/2025 (A)	730,000	689,522
DISH DBS Corp.
5.875%, 11/15/2024	1,040,000	904,800
7.750%, 07/01/2026	6,910,000	6,236,275
Downstream Development Authority of
the Quapaw Tribe of Oklahoma
10.500%, 02/15/2023 (A)	1,130,000	1,127,175
ESH Hospitality, Inc.
5.250%, 05/01/2025 (A)	750,000	726,563
Fontainebleau Las Vegas Holdings LLC
10.250%, 06/15/2015 (A)(D)	2,983,778	298
frontdoor, Inc.
6.750%, 08/15/2026 (A)	690,000	706,388
GLP Capital LP
5.375%, 04/15/2026	1,420,000	1,474,599
5.750%, 06/01/2028	1,210,000	1,282,358
Golden Nugget, Inc.
8.750%, 10/01/2025 (A)	1,470,000	1,550,850
Hanesbrands, Inc.
4.625%, 05/15/2024 (A)	970,000	945,750
4.875%, 05/15/2026 (A)	800,000	770,000
Hilton Worldwide Finance LLC
4.625%, 04/01/2025	240,000	237,000
4.875%, 04/01/2027	1,020,000	1,003,425
IHO Verwaltungs GmbH (4.125% Cash
or 4.875% PIK) 4.125%,
09/15/2021 (A)	290,000	288,550
IHO Verwaltungs GmbH (4.750% Cash
or 5.500% PIK) 4.750%,
09/15/2026 (A)	660,000	627,000
International Game Technology PLC
6.500%, 02/15/2025 (A)	700,000	735,000
JB Poindexter & Company, Inc.
7.125%, 04/15/2026 (A)	1,080,000	1,116,450
L Brands, Inc.
5.250%, 02/01/2028 (B)	1,580,000	1,358,800
Lennar Corp.
4.500%, 04/30/2024	600,000	588,930
4.750%, 11/29/2027	1,470,000	1,402,013
Levi Strauss & Company
5.000%, 05/01/2025	1,260,000	1,266,300
LGI Homes, Inc.
6.875%, 07/15/2026 (A)	1,060,000	1,053,375
Lions Gate Capital Holdings LLC
5.875%, 11/01/2024 (A)	2,020,000	2,083,125

The accompanying notes are an integral part of the financial statements.	43

John Hancock Funds II
Portfolio of Investments — August 31, 2018 (showing percentage of total net assets)

High Yield Fund (continued)

		Shares or
		Principal
		Amount	Value
CORPORATE BONDS (continued)
Consumer discretionary (continued)
Marston’s Issuer PLC (5.641% to
7-15-19, then 3 month GBP LIBOR +
2.550%) 07/15/2035	GBP	380,000	$437,210
Meredith Corp.
6.875%, 02/01/2026 (A)		$960,000	972,000
MGM Growth Properties Operating
Partnership LP
4.500%, 09/01/2026		740,000	704,850
MGM Resorts International
4.625%, 09/01/2026		1,380,000	1,300,650
Monitronics International, Inc.
9.125%, 04/01/2020 (B)		823,000	600,790
Murphy Oil USA, Inc.
5.625%, 05/01/2027		980,000	977,550
NCL Corp., Ltd.
4.750%, 12/15/2021 (A)		1,259,000	1,266,869
Netflix, Inc.
5.875%, 02/15/2025		1,020,000	1,053,150
New Red Finance, Inc.
4.250%, 05/15/2024 (A)		570,000	544,350
5.000%, 10/15/2025 (A)		840,000	810,600
Party City Holdings, Inc.
6.625%, 08/01/2026 (A)		980,000	987,350
Scientific Games International, Inc.
5.000%, 10/15/2025 (A)		720,000	684,000
10.000%, 12/01/2022		2,250,000	2,379,600
Service Corp. International
4.625%, 12/15/2027		1,720,000	1,651,200
5.375%, 05/15/2024		440,000	448,800
Silversea Cruise Finance, Ltd.
7.250%, 02/01/2025 (A)		1,382,000	1,501,198
Speedway Motorsports, Inc.
5.125%, 02/01/2023		1,000,000	990,000
Sugarhouse HSP Gaming Prop Mezz LP
5.875%, 05/15/2025 (A)		530,000	494,888
Taylor Morrison Communities, Inc.
5.875%, 04/15/2023 (A)		970,000	970,291
The EW Scripps Company
5.125%, 05/15/2025 (A)		590,000	563,450
The ServiceMaster Company LLC
5.125%, 11/15/2024 (A)		930,000	913,725
Time Warner Cable LLC
7.300%, 07/01/2038		1,050,000	1,219,972
TopBuild Corp.
5.625%, 05/01/2026 (A)		1,400,000	1,386,000
Viking Cruises, Ltd.
5.875%, 09/15/2027 (A)		2,410,000	2,367,825
Virgin Media Finance PLC
6.375%, 04/15/2023 (A)		1,044,000	1,075,320
Virgin Media Secured Finance PLC
5.500%, 08/15/2026 (A)		2,110,000	2,073,075
VOC Escrow, Ltd.
5.000%, 02/15/2028 (A)		920,000	886,264
Weight Watchers International, Inc.
8.625%, 12/01/2025 (A)		960,000	1,039,200
William Lyon Homes, Inc.
5.875%, 01/31/2025		820,000	777,975
6.000%, 09/01/2023 (A)		890,000	859,117
			88,122,270
Consumer staples – 2.7%
Alliance One International, Inc.
8.500%, 04/15/2021 (A)		560,000	578,200
9.875%, 07/15/2021 (B)		660,000	631,950
Central Garden & Pet Company
5.125%, 02/01/2028		640,000	602,400

High Yield Fund (continued)

		Shares or
		Principal
		Amount	Value
CORPORATE BONDS (continued)
Consumer staples (continued)
Central Garden &
Pet Company (continued)
6.125%, 11/15/2023		$450,000	$464,063
Co-operative Group Holdings 2011, Ltd.
6.875%, 07/08/2020	GBP	387,000	536,827
7.500%, 07/08/2026		720,000	1,106,131
Cott Holdings, Inc.
5.500%, 04/01/2025 (A)		$1,000,000	979,350
Kraft Heinz Foods Company
7.125%, 08/01/2039 (A)		1,170,000	1,417,282
Lamb Weston Holdings, Inc.
4.625%, 11/01/2024 (A)		170,000	167,025
4.875%, 11/01/2026 (A)		1,760,000	1,733,600
Pilgrim’s Pride Corp.
5.875%, 09/30/2027 (A)		430,000	408,500
Sally Holdings LLC
5.625%, 12/01/2025 (B)		1,140,000	1,045,950
Spectrum Brands, Inc.
5.750%, 07/15/2025		830,000	838,300
6.125%, 12/15/2024		770,000	787,325
			11,296,903
Energy – 14.4%
Blue Racer Midstream LLC
6.125%, 11/15/2022 (A)		1,340,000	1,366,773
6.625%, 07/15/2026 (A)		1,160,000	1,168,700
Carrizo Oil & Gas, Inc.
8.250%, 07/15/2025		1,710,000	1,833,975
Cheniere Corpus Christi Holdings LLC
5.875%, 03/31/2025		1,400,000	1,487,500
Chesapeake Energy Corp.
5.375%, 06/15/2021		460,000	458,275
5.750%, 03/15/2023		990,000	960,300
8.000%, 01/15/2025 (B)		650,000	663,813
Covey Park Energy LLC
7.500%, 05/15/2025 (A)		1,510,000	1,538,313
DCP Midstream Operating LP
6.750%, 09/15/2037 (A)		1,000,000	1,077,500
Diamondback Energy, Inc.
5.375%, 05/31/2025		1,210,000	1,237,225
Endeavor Energy Resources LP
5.500%, 01/30/2026 (A)		850,000	847,875
5.750%, 01/30/2028 (A)		590,000	588,525
EP Energy LLC
6.375%, 06/15/2023		1,790,000	1,127,700
8.000%, 02/15/2025 (A)		1,110,000	801,975
9.375%, 05/01/2024 (A)		1,210,000	952,875
Extraction Oil & Gas, Inc.
5.625%, 02/01/2026 (A)		1,460,000	1,366,925
7.375%, 05/15/2024 (A)		1,080,000	1,098,900
Genesis Energy LP
5.625%, 06/15/2024		1,760,000	1,641,200
Gulfport Energy Corp.
6.375%, 05/15/2025		900,000	892,125
KCA Deutag UK Finance PLC
7.250%, 05/15/2021 (A)		1,260,000	1,178,100
9.875%, 04/01/2022 (A)		450,000	448,875
MEG Energy Corp.
6.375%, 01/30/2023 (A)		960,000	871,200
7.000%, 03/31/2024 (A)		3,270,000	2,971,613
Murray Energy Corp. (9.000% Cash and
3.000% PIK) 9.000%, 04/15/2024 (A)		410,000	293,150
NGL Energy Partners LP
5.125%, 07/15/2019		540,000	540,945
7.500%, 11/01/2023		1,820,000	1,860,950

The accompanying notes are an integral part of the financial statements.	44

John Hancock Funds II
Portfolio of Investments — August 31, 2018 (showing percentage of total net assets)

High Yield Fund (continued)

	Shares or
	Principal
	Amount		Value
CORPORATE BONDS (continued)
Energy (continued)
NGPL PipeCo LLC
4.375%, 08/15/2022 (A)		$700,000	$705,250
4.875%, 08/15/2027 (A)		450,000	453,483
7.768%, 12/15/2037 (A)		1,060,000	1,309,100
Oasis Petroleum, Inc.
6.250%, 05/01/2026 (A)		590,000	600,325
6.875%, 03/15/2022		871,000	887,331
Petrobras Global Finance BV
6.850%, 06/05/2115		920,000	756,700
7.375%, 01/17/2027		480,000	476,016
Precision Drilling Corp.
7.125%, 01/15/2026 (A)		1,280,000	1,316,800
Pride International LLC
7.875%, 08/15/2040		360,000	335,700
QEP Resources, Inc.
5.250%, 05/01/2023		470,000	458,250
5.625%, 03/01/2026		810,000	774,563
Range Resources Corp.
4.875%, 05/15/2025 (B)		200,000	191,500
5.000%, 03/15/2023 (B)		1,300,000	1,271,790
Rockies Express Pipeline LLC
6.875%, 04/15/2040 (A)		1,600,000	1,856,000
7.500%, 07/15/2038 (A)		1,100,000	1,309,000
SemGroup Corp.
5.625%, 11/15/2023		1,560,000	1,509,300
Shelf Drilling Holdings, Ltd.
8.250%, 02/15/2025 (A)		1,580,000	1,619,500
Targa Resources Partners LP
4.250%, 11/15/2023		1,060,000	1,028,200
5.125%, 02/01/2025		10,000	10,050
5.875%, 04/15/2026 (A)		2,490,000	2,552,250
Teine Energy, Ltd.
6.875%, 09/30/2022 (A)		1,370,000	1,376,850
The Williams Companies, Inc.
7.500%, 01/15/2031		1,840,000	2,245,812
8.750%, 03/15/2032		70,000	93,800
Transocean Guardian, Ltd.
5.875%, 01/15/2024 (A)		770,000	773,850
Transocean Pontus, Ltd.
6.125%, 08/01/2025 (A)		1,060,000	1,081,200
Transocean, Inc.
6.800%, 03/15/2038		770,000	634,288
7.500%, 01/15/2026 (A)		350,000	356,563
Trinidad Drilling, Ltd.
6.625%, 02/15/2025 (A)		1,870,000	1,851,300
Vesta Energy Corp.
8.125%, 07/24/2023 (A)	CAD	920,000	700,575
WPX Energy, Inc.
5.750%, 06/01/2026		$430,000	433,763
6.000%, 01/15/2022		210,000	216,825
8.250%, 08/01/2023		1,570,000	1,781,950
			60,243,191
Financials – 8.1%
Ally Financial, Inc.
3.500%, 01/27/2019		550,000	550,550
8.000%, 11/01/2031		480,000	586,800
ASP AMC Merger Sub, Inc.
8.000%, 05/15/2025 (A)		1,620,000	1,239,300
Banco Mercantil del Norte SA (6.875%
to 7-6-22, then 5 Year CMT +
5.035%) 07/06/2022 (A)(E)		200,000	200,500
Bank of America Corp. (5.875% to
3-15-28, then 3 month LIBOR +
2.931%) 03/15/2028 (E)		680,000	680,000

High Yield Fund (continued)

	Shares or
	Principal
	Amount		Value
CORPORATE BONDS (continued)
Financials (continued)
Bank of America Corp. (6.500% to
10-23-24, then 3 month LIBOR +
4.174%) 10/23/2024 (E)		$570,000	$614,888
Barclays Bank PLC
7.625%, 11/21/2022		200,000	216,877
Barclays PLC
4.836%, 05/09/2028		200,000	189,928
Barclays PLC (8.000% to 12-15-20, then
5 Year Euro Swap Rate + 6.750%)
12/15/2020 (E)	EUR	980,000	1,255,588
BNP Paribas SA (7.375% to 8-19-25,
then 5 Year U.S. Swap Rate +
5.150%) 08/19/2025 (A)(E)		$550,000	579,150
Centennial Resource Production LLC
5.375%, 01/15/2026 (A)		730,000	717,225
CIT Group, Inc.
5.250%, 03/07/2025		270,000	274,556
6.125%, 03/09/2028		830,000	867,350
Citigroup, Inc. (5.950% to 5-15-25, then
3 month LIBOR + 3.905%)
05/15/2025 (E)		920,000	936,974
Citigroup, Inc. (6.300% to 5-15-24, then
3 month LIBOR + 3.423%)
05/15/2024 (E)		2,090,000	2,147,475
Cooperatieve Rabobank UA
5.250%, 08/04/2045		330,000	352,396
Credit Agricole SA (8.125% to 12-23-25,
then 5 Year U.S. Swap Rate +
6.185%) 12/23/2025 (A)(E)		1,000,000	1,098,915
Credit Suisse Group AG (7.500% to
7-17-23, then 5 Year U.S. Swap Rate
+ 4.600%) 07/17/2023 (A)(E)		210,000	217,140
DAE Funding LLC
4.500%, 08/01/2022 (A)		928,000	914,080
5.000%, 08/01/2024 (A)		1,330,000	1,306,725
Donnelley Financial Solutions, Inc.
8.250%, 10/15/2024		1,000,000	1,047,500
Fidelity & Guaranty Life Holdings, Inc.
5.500%, 05/01/2025 (A)		860,000	851,400
FirstCash, Inc.
5.375%, 06/01/2024 (A)		1,040,000	1,040,000
Galaxy Bidco, Ltd.
6.375%, 11/15/2020	GBP	1,070,000	1,379,711
Genworth Holdings, Inc.
7.700%, 06/15/2020		$580,000	603,200
HSBC Holdings PLC (6.375% to
3-30-25, then 5 Year U.S. ISDAFIX +
4.368%) 03/30/2025 (E)		1,430,000	1,433,575
HSBC Holdings PLC (6.375% to
9-17-24, then 5 Year U.S. ISDAFIX +
3.705%) 09/17/2024 (E)		680,000	678,300
HSBC Holdings PLC (6.500% to
3-23-28, then 5 Year U.S. ISDAFIX +
3.606%) 03/23/2028 (E)		1,440,000	1,409,400
Intesa Sanpaolo SpA
5.017%, 06/26/2024 (A)		200,000	180,865
NatWest Markets NV
7.750%, 05/15/2023		820,000	912,794
Navient Corp.
5.875%, 10/25/2024		1,030,000	996,525
6.500%, 06/15/2022		240,000	248,172
6.625%, 07/26/2021		720,000	749,700
6.750%, 06/25/2025 to 06/15/2026		2,120,000	2,099,750
8.000%, 03/25/2020		1,000,000	1,060,250

The accompanying notes are an integral part of the financial statements.	45

John Hancock Funds II
Portfolio of Investments — August 31, 2018 (showing percentage of total net assets)

High Yield Fund (continued)

		Shares or
		Principal
		Amount	Value
CORPORATE BONDS (continued)
Financials (continued)
Quicken Loans, Inc.
5.250%, 01/15/2028 (A)		$2,630,000	$2,409,738
5.750%, 05/01/2025 (A)		480,000	475,200
Radian Group, Inc.
4.500%, 10/01/2024		390,000	384,150
The Royal Bank of Scotland Group PLC
(8.625% to 8-15-21, then 5 Year
U.S. Swap Rate + 7.598%)
08/15/2021 (E)		870,000	931,248
			33,837,895
Health care – 8.8%
Air Medical Group Holdings, Inc.
6.375%, 05/15/2023 (A)		530,000	477,000
Bausch Health Companies, Inc.
5.500%, 03/01/2023 to 11/01/2025 (A)		2,300,000	2,206,458
5.625%, 12/01/2021 (A)		390,000	386,100
6.125%, 04/15/2025 (A)		340,000	316,200
7.000%, 03/15/2024 (A)		1,590,000	1,677,450
7.500%, 07/15/2021 (A)		890,000	904,133
8.500%, 01/31/2027 (A)		1,000,000	1,027,500
9.250%, 04/01/2026 (A)		1,290,000	1,368,406
BioScrip, Inc.
8.875%, 02/15/2021 (B)		1,601,000	1,532,958
Centene Corp.
5.375%, 06/01/2026 (A)		1,450,000	1,496,879
6.125%, 02/15/2024		330,000	346,913
DaVita, Inc.
5.125%, 07/15/2024		820,000	790,578
DJO Finance LLC
8.125%, 06/15/2021 (A)		2,000,000	2,065,600
Endo Finance LLC
5.375%, 01/15/2023 (A)		565,000	483,075
6.000%, 02/01/2025 (A)		630,000	521,325
7.250%, 01/15/2022 (A)		580,000	556,800
HCA, Inc.
4.500%, 02/15/2027		1,440,000	1,425,600
5.500%, 06/15/2047		3,240,000	3,248,100
5.625%, 09/01/2028		3,870,000	3,879,675
HLF Financing Sarl LLC
7.250%, 08/15/2026 (A)		900,000	912,690
Immucor, Inc.
11.125%, 02/15/2022 (A)		230,000	230,575
Jaguar Holding Company II
6.375%, 08/01/2023 (A)		1,104,000	1,109,520
Nidda BondCo Gmbh
5.000%, 09/30/2025	EUR	920,000	1,039,769
NVA Holdings, Inc.
6.875%, 04/01/2026 (A)		$1,610,000	1,599,938
Polaris Intermediate Corp. (8.500% Cash
or 9.250% PIK) 8.500%,
12/01/2022 (A)		610,000	629,825
RegionalCare Hospital Partners
Holdings, Inc.
8.250%, 05/01/2023 (A)		930,000	988,125
Tenet Healthcare Corp.
4.375%, 10/01/2021		390,000	389,025
7.500%, 01/01/2022 (A)		2,340,000	2,450,425
8.125%, 04/01/2022		1,820,000	1,922,375
Teva Pharmaceutical Finance
Netherlands III BV
2.200%, 07/21/2021		1,080,000	1,009,838
			36,992,855

High Yield Fund (continued)

	Shares or
	Principal
	Amount	Value
CORPORATE BONDS (continued)
Industrials – 8.9%
Ahern Rentals, Inc.
7.375%, 05/15/2023 (A)	$770,000	$757,526
Allison Transmission, Inc.
4.750%, 10/01/2027 (A)	1,050,000	987,000
5.000%, 10/01/2024 (A)	1,600,000	1,576,000
ARD Securities Finance SARL (8.750%
Cash or 8.750% PIK) 8.750%,
01/31/2023 (A)	575,131	573,693
Ashtead Capital, Inc.
4.375%, 08/15/2027 (A)	750,000	722,813
5.250%, 08/01/2026 (A)	1,230,000	1,263,825
BBA US Holdings, Inc.
5.375%, 05/01/2026 (A)	1,190,000	1,192,975
Beacon Roofing Supply, Inc.
4.875%, 11/01/2025 (A)	1,220,000	1,125,450
BlueLine Rental Finance Corp.
9.250%, 03/15/2024 (A)	2,060,000	2,163,000
BWX Technologies, Inc.
5.375%, 07/15/2026 (A)	800,000	808,000
Cleaver-Brooks, Inc.
7.875%, 03/01/2023 (A)	930,000	960,225
Continental Airlines 2000-1 Class B Pass
Through Trust
8.388%, 05/01/2022	143	155
Core & Main LP
6.125%, 08/15/2025 (A)	580,000	556,800
Covanta Holding Corp.
5.875%, 07/01/2025	1,100,000	1,096,667
Flexi-Van Leasing, Inc.
10.000%, 02/15/2023 (A)	1,060,000	922,200
GFL Environmental, Inc.
5.375%, 03/01/2023 (A)	710,000	674,500
Navios Maritime Acquisition Corp.
8.125%, 11/15/2021 (A)	2,680,000	2,304,800
Neovia Logistics Services LLC
8.875%, 08/01/2020 (A)	1,290,000	1,178,738
Neovia Logistics Services LLC
(10.000% Cash or 10.750% PIK)
10.000%, 04/01/2020 (A)	460,000	304,750
Park Aerospace Holdings, Ltd.
4.500%, 03/15/2023 (A)	1,350,000	1,334,813
5.250%, 08/15/2022 (A)	800,000	815,000
Park-Ohio Industries, Inc.
6.625%, 04/15/2027	828,000	846,630
Prime Security Services Borrower LLC
9.250%, 05/15/2023 (A)	1,184,000	1,268,419
Standard Industries, Inc.
4.750%, 01/15/2028 (A)	1,350,000	1,255,905
5.375%, 11/15/2024 (A)	360,000	361,800
The ADT Corp.
4.125%, 06/15/2023 (B)	510,000	485,138
6.250%, 10/15/2021	660,000	696,300
The Brink’s Company
4.625%, 10/15/2027 (A)	990,000	925,650
The Hertz Corp.
5.875%, 10/15/2020 (B)	1,390,000	1,382,619
United Rentals North America, Inc.
4.625%, 10/15/2025	370,000	361,675
4.875%, 01/15/2028	1,310,000	1,248,594
5.500%, 07/15/2025 to 05/15/2027	2,540,000	2,575,275
Waste Pro USA, Inc.
5.500%, 02/15/2026 (A)	880,000	849,200
XPO CNW, Inc.
6.700%, 05/01/2034	1,450,000	1,450,000

The accompanying notes are an integral part of the financial statements.	46

John Hancock Funds II
Portfolio of Investments — August 31, 2018 (showing percentage of total net assets)

High Yield Fund (continued)

	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Industrials (continued)
XPO Logistics, Inc.
6.125%, 09/01/2023 (A)	$1,400,000	$1,442,000
6.500%, 06/15/2022 (A)	635,000	655,936
		37,124,071
Information technology – 3.0%
Alliance Data Systems Corp.
5.375%, 08/01/2022 (A)	1,720,000	1,728,600
CDK Global, Inc.
4.875%, 06/01/2027	490,000	481,425
5.875%, 06/15/2026	1,230,000	1,262,767
CommScope Technologies LLC
5.000%, 03/15/2027 (A)	830,000	807,175
Dell International LLC
5.875%, 06/15/2021 (A)	500,000	514,425
7.125%, 06/15/2024 (A)	750,000	801,788
First Data Corp.
5.000%, 01/15/2024 (A)	1,000,000	1,002,050
7.000%, 12/01/2023 (A)	10,000	10,405
j2 Cloud Services LLC
6.000%, 07/15/2025 (A)	1,110,000	1,141,913
Match Group, Inc.
5.000%, 12/15/2027 (A)	730,000	717,225
6.375%, 06/01/2024	710,000	755,263
Travelport Corporate Finance PLC
6.000%, 03/15/2026 (A)	842,000	856,735
Vantiv LLC
4.375%, 11/15/2025 (A)	830,000	790,575
Verscend Escrow Corp.
9.750%, 08/15/2026 (A)	1,720,000	1,762,484
		12,632,830
Materials – 8.4%
Alcoa Nederland Holding BV
6.125%, 05/15/2028 (A)	1,890,000	1,951,425
6.750%, 09/30/2024 (A)	690,000	731,400
7.000%, 09/30/2026 (A)	1,530,000	1,650,488
Ardagh Packaging Finance PLC
6.000%, 02/15/2025 (A)	1,670,000	1,632,425
7.250%, 05/15/2024 (A)	270,000	283,838
Berry Global, Inc.
4.500%, 02/15/2026 (A)	910,000	853,125
BHP Billiton Finance USA, Ltd.
(6.750% to 10-20-25, then 5 Year
U.S. Swap Rate + 5.093%)
10/19/2075 (A)	1,060,000	1,163,350
Cemex SAB de CV
5.700%, 01/11/2025 (A)	560,000	561,400
6.125%, 05/05/2025 (A)	550,000	563,750
First Quantum Minerals, Ltd.
6.500%, 03/01/2024 (A)	400,000	376,000
6.875%, 03/01/2026 (A)	650,000	605,313
7.250%, 04/01/2023 (A)	1,400,000	1,368,500
7.500%, 04/01/2025 (A)	1,030,000	1,016,050
Flex Acquisition Company, Inc.
7.875%, 07/15/2026 (A)	1,190,000	1,191,488
Freeport-McMoRan, Inc.
3.550%, 03/01/2022	1,090,000	1,051,850
4.550%, 11/14/2024	710,000	683,375
5.450%, 03/15/2043	4,000,000	3,568,400
FXI Holdings, Inc.
7.875%, 11/01/2024 (A)	1,130,000	1,089,038
Hudbay Minerals, Inc.
7.250%, 01/15/2023 (A)	710,000	722,425
7.625%, 01/15/2025 (A)	1,810,000	1,839,413
High Yield Fund (continued)

	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Materials (continued)
Mercer International, Inc.
5.500%, 01/15/2026 (A)	$750,000	$731,250
6.500%, 02/01/2024	1,450,000	1,486,250
Midwest Vanadium Pty, Ltd.
11.500%, 02/15/2018 (A)(D)	1,953,148	2,517
New Enterprise Stone & Lime
Company, Inc.
6.250%, 03/15/2026 (A)	600,000	610,500
Northwest Acquisitions ULC
7.125%, 11/01/2022 (A)	720,000	735,300
Olin Corp.
5.000%, 02/01/2030	830,000	792,650
Pactiv LLC
7.950%, 12/15/2025	1,710,000	1,855,350
8.375%, 04/15/2027	1,360,000	1,475,600
Teck Resources, Ltd.
4.750%, 01/15/2022	1,020,000	1,043,919
5.200%, 03/01/2042	1,440,000	1,348,200
Valvoline, Inc.
4.375%, 08/15/2025	980,000	935,900
5.500%, 07/15/2024	1,300,000	1,329,250
		35,249,739
Real estate – 2.8%
CoreCivic, Inc.
4.625%, 05/01/2023	270,000	261,900
4.750%, 10/15/2027	1,170,000	1,050,075
5.000%, 10/15/2022	870,000	867,825
CTR Partnership LP
5.250%, 06/01/2025	660,000	643,500
Five Point Operating Company LP
7.875%, 11/15/2025 (A)	2,010,000	2,035,125
Hunt Companies, Inc.
6.250%, 02/15/2026 (A)	1,170,000	1,093,950
MPT Operating Partnership LP
5.000%, 10/15/2027	2,330,000	2,283,400
5.500%, 05/01/2024	160,000	162,000
Sabra Health Care LP
5.125%, 08/15/2026	580,000	562,393
The GEO Group, Inc.
5.125%, 04/01/2023	380,000	366,700
5.875%, 10/15/2024	1,170,000	1,140,750
Uniti Group LP
6.000%, 04/15/2023 (A)	350,000	336,000
WeWork Companies, Inc.
7.875%, 05/01/2025 (A)	1,130,000	1,094,857
		11,898,475
Telecommunication services – 6.7%
CenturyLink, Inc.
5.625%, 04/01/2025 (B)	420,000	410,550
6.450%, 06/15/2021	990,000	1,029,600
Cogent Communications Group, Inc.
5.375%, 03/01/2022 (A)	2,240,000	2,279,200
Intelsat Jackson Holdings SA
5.500%, 08/01/2023	1,480,000	1,350,056
8.000%, 02/15/2024 (A)	1,220,000	1,284,050
Level 3 Financing, Inc.
5.250%, 03/15/2026	880,000	862,488
5.625%, 02/01/2023	430,000	435,250
Sprint Capital Corp.
8.750%, 03/15/2032	2,190,000	2,419,950
Sprint Communications, Inc.
11.500%, 11/15/2021	1,811,000	2,132,453
Sprint Corp.
7.250%, 09/15/2021	1,310,000	1,373,456

The accompanying notes are an integral part of the financial statements.	47

John Hancock Funds II
Portfolio of Investments — August 31, 2018 (showing percentage of total net assets)

High Yield Fund (continued)

	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Telecommunication
services (continued)
Sprint Corp. (continued)
7.625%, 02/15/2025 (B)	$120,000	$127,350
7.625%, 03/01/2026	180,000	189,029
7.875%, 09/15/2023	4,850,000	5,219,813
Telecom Italia SpA
5.303%, 05/30/2024 (A)	2,101,000	2,095,748
T-Mobile USA, Inc.
4.750%, 02/01/2028	1,480,000	1,393,864
6.000%, 04/15/2024	250,000	259,375
6.500%, 01/15/2026	2,230,000	2,357,534
UPC Holding BV
5.500%, 01/15/2028 (A)	1,500,000	1,396,875
UPCB Finance IV, Ltd.
5.375%, 01/15/2025 (A)	390,000	385,164
Windstream Services LLC
10.500%, 06/30/2024 (A)	1,250,000	1,000,000
		28,001,805
Utilities – 1.5%
NRG Energy, Inc.
7.250%, 05/15/2026	70,000	75,600
NRG REMA LLC
9.681%, 07/02/2026	3,719,464	2,622,222
Red Oak Power LLC
9.200%, 11/30/2029	720,000	818,100
Suburban Propane Partners LP
5.875%, 03/01/2027	920,000	869,400
Vistra Operations Company LLC
5.500%, 09/01/2026 (A)	1,640,000	1,669,192
		6,054,514
TOTAL CORPORATE BONDS (Cost
$368,536,621)		$361,454,548

CONVERTIBLE BONDS – 1.6%
Consumer discretionary – 0.8%
DISH Network Corp.
2.375%, 03/15/2024	830,000	728,535
3.375%, 08/15/2026	220,000	206,933
GCI Liberty, Inc.
1.750%, 09/30/2046 (A)	530,000	553,921
Liberty Media Corp.
2.125%, 03/31/2048 (A)	1,050,000	1,066,569
Live Nation Entertainment, Inc.
2.500%, 03/15/2023 (A)	700,000	724,933
		3,280,891
Energy – 0.2%
Cheniere Energy, Inc.
4.250%, 03/15/2045	260,000	205,837
Chesapeake Energy Corp.
5.500%, 09/15/2026	530,000	513,005
		718,842
Health care – 0.1%
Jazz Investments I, Ltd.
1.500%, 08/15/2024	520,000	536,097
Industrials – 0.1%
FTI Consulting, Inc.
2.000%, 08/15/2023 (A)	530,000	528,728
Information technology – 0.4%
Cree, Inc.
0.875%, 09/01/2023 (A)	180,000	184,807
Finisar Corp.
0.500%, 12/15/2036	110,000	101,364

High Yield Fund (continued)

	Shares or Principal Amount	Value
CONVERTIBLE BONDS (continued)
Information technology (continued)
Palo Alto Networks, Inc.
0.750%, 07/01/2023 (A)	$300,000	$315,449
Twitter, Inc.
0.250%, 06/15/2024 (A)	160,000	152,377
1.000%, 09/15/2021	760,000	712,630
		1,466,627
TOTAL CONVERTIBLE BONDS (Cost
$6,601,456)		$6,531,185

TERM LOANS (F) – 3.4%
Consumer discretionary – 1.6%
American Media, Inc. (3 month LIBOR
+8.000%) 10.242%, 09/30/2019 (C)	1,140,000	1,117,913
CWGS Group LLC (1 month LIBOR +
2.750%) 4.830%, 11/08/2023	1,285,400	1,266,762
PetSmart, Inc. (1 month LIBOR +
3.000%) 5.090%, 03/11/2022	1,905,490	1,638,722
Pisces Midco, Inc. (3 month LIBOR +
3.750%) 6.087%, 04/12/2025	1,120,000	1,123,270
Spencer Gifts LLC (1 month LIBOR +
8.250%) 10.320%, 06/29/2022	1,440,000	1,042,200
TOMS Shoes LLC (3 month LIBOR +
5.500%) 7.810%, 10/28/2020	671,258	522,910
		6,711,777
Energy – 0.9%
Chesapeake Energy Corp. (1 month
LIBOR + 7.500%) 9.576%,
08/23/2021	840,000	875,851
Eastern Power LLC (1 month LIBOR +
3.750%) 5.826%, 10/02/2023	803,247	802,018
Murray Energy Corp. (1 month LIBOR
+7.250%) 9.326%, 10/17/2022	815,414	760,226
Permian Production Partners LLC (1
month LIBOR + 6.000%) 8.080%,
05/18/2024	850,000	837,250
Temple Generation I LLC (1 month
LIBOR + 8.000%) 10.242%,
02/07/2023	598,501	602,989
		3,878,334
Health care – 0.9%
Immucor, Inc. (2 month LIBOR +
5.000%) 7.169%, 06/15/2021	838,082	847,158
Lantheus Medical Imaging, Inc. (1
month LIBOR + 3.750%) 5.826%,
06/30/2022	1,027,000	1,028,284
Radnet Management, Inc. (Prime Rate +
2.750% and 3 month LIBOR +
3.750%) 6.113%, 06/30/2023	1,621,169	1,629,777
		3,505,219
TOTAL TERM LOANS (Cost $14,673,085)		$14,095,330

COLLATERALIZED MORTGAGE
OBLIGATIONS – 0.4%
Commercial and residential – 0.4%
JPMBB Commercial Mortgage Securities
Trust
Series 2015-C31, Class E
4.771%, 08/15/2048 (A)(G)	1,100,000	761,674

The accompanying notes are an integral part of the financial statements.	48

John Hancock Funds II
Portfolio of Investments — August 31, 2018 (showing percentage of total net assets)

High Yield Fund (continued)

	Shares or Principal Amount	Value
COLLATERALIZED MORTGAGE
OBLIGATIONS (continued)
Commercial and
residential (continued)
Wells Fargo Commercial Mortgage Trust
Series 2015-C28, Class E
3.000%, 05/15/2048 (A)	$1,200,000	$767,831
		1,529,505
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
(Cost $1,594,871)		$1,529,505

COMMON STOCKS – 4.1%
Consumer discretionary – 0.7%
Bossier Casino Venture
Holdco, Inc. (A)(C)(H)	163,507	2,369,216
New Cotai, Inc., Class B (C)(H)(I)	11	691,258
		3,060,474
Energy – 3.3%
Berry Petroleum Corp. (H)	413,537	6,777,871
Blue Ridge Mountain Resources, Inc. (H)	225,352	1,295,774
Hercules Offshore, Inc. (C)(H)	120,022	45,559
KCAD Holdings I, Ltd. (C)(H)	752,218,031	4,663,752
MWO Holdings LLC (C)(H)	1,134	147,885
Temple Generation I LLC (H)	40,418	912,760
		13,843,601
Industrials – 0.1%
Jack Cooper Holdings Corp. (C)(H)	2,163	0
Tricer Holdco SCA (C)(H)	79,355	184,897
		184,897
TOTAL COMMON STOCKS (Cost $26,225,859)		$17,088,972

PREFERRED SECURITIES – 0.7%
Energy – 0.0%
Sanchez Energy Corp., 6.500%	20,750	217,875
Financials – 0.6%
GMAC Capital Trust I (3 month LIBOR
+ 5.785%), 8.099% (J)	90,100	2,414,680
Industrials – 0.1%
Tricer Holdco SCA (C)	38,088,315	380,883
Materials – 0.0%
Berry Global Group, Inc.	3,062	45,930
TOTAL PREFERRED SECURITIES (Cost $5,839,105)		$3,059,368

ESCROW CERTIFICATES – 0.0%
Magellan Health, Inc.
9.750%, 05/15/2020 (C)(H)	4,380,000	1,134
TOTAL ESCROW CERTIFICATES (Cost $0)		$1,134

SECURITIES LENDING COLLATERAL – 1.9%
John Hancock Collateral Trust,
2.0611% (K)(L)	815,185	8,156,823
TOTAL SECURITIES LENDING COLLATERAL (Cost
$8,156,344)		$8,156,823

SHORT-TERM INVESTMENTS – 0.7%
Money market funds – 0.7%
State Street Institutional Treasury Plus
Money Market Fund, Premier Class,
1.8647% (K)	2,830,428	2,830,428
TOTAL SHORT-TERM INVESTMENTS (Cost $2,830,428)		$2,830,428
Total Investments (High Yield Fund)
(Cost $442,343,791) – 100.6%		$420,660,903
Other assets and liabilities, net – (0.6%)		(2,523,653)
TOTAL NET ASSETS – 100.0%		$418,137,250

High Yield Fund (continued)

Currency Abbreviations

BRL	Brazilian Real
CAD	Canadian Dollar
EUR	Euro
GBP	Pound Sterling
IDR	Indonesian Rupiah
MXN	Mexican Peso

Security Abbreviations and Legend

CMT	Constant Maturity Treasury
ISDAFIX	International Swaps and Derivatives Association Fixed Interest Rate Swap Rate
LIBOR	London Interbank Offered Rate
PIK	Pay-in-Kind Security - Represents a payment-in-kind which may pay interest in additional par and/or cash. Rates shown are the current rate and most recent payment rate.
(A)	These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration. Rule 144A securities amounted to $201,783,637 or 48.3% of the fund’s net assets as of 8-31-18.
(B)	All or a portion of this security is on loan as of 8-31-18.
(C)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(D)	Non-income producing - Issuer is in default.
(E)	Perpetual bonds have no stated maturity date. Date shown as maturity date is next call date.
(F)	Term loans are variable rate obligations. The coupon rate shown represents the rate at period end.
(G)	Variable or floating rate security, the interest rate of which adjusts periodically based on a weighted average of interest rates and prepayments on the underlying pool of assets. The interest rate shown is the current rate as of period end.
(H)	Non-income producing security.
(I)	Direct placement securities are restricted as to resale, and the fund has limited rights to registration under the Securities Act of 1933. For more information on this security refer to the Notes to financial statements.
(J)	Variable rate obligation. The coupon rate shown represents the rate at period end.
(K)	The rate shown is the annualized seven-day yield as of 8-31-18.
(L)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.

The accompanying notes are an integral part of the financial statements.	49

John Hancock Funds II
Portfolio of Investments — August 31, 2018 (showing percentage of total net assets)

High Yield Fund (continued)

DERIVATIVES

FUTURES

						Unrealized
	Number of		Expiration	Notional	Notional	appreciation
Open contracts	contracts	Position	date	basis*	value*	(depreciation)
5-Year U.S. Treasury Note Futures	177	Long	Dec 2018	$20,089,639	$20,071,524	$(18,115)
U.S. Treasury Long Bond Futures	16	Short	Dec 2018	(2,313,234)	(2,307,500)	5,734
						$(12,381)

* Notional basis refers to the contractual amount agreed upon at inception of open contracts; notional value represents the current value of the open contract.

FORWARD FOREIGN CURRENCY CONTRACTS

					Contractual
					settlement	Unrealized	Unrealized
Contract to buy		Contract to sell		Counterparty (OTC)	date	appreciation	depreciation
CAD	39,735	USD	30,324	Citibank N.A.	10/18/2018	$150	—
EUR	5,152,083	USD	6,073,571	Citibank N.A.	10/18/2018	—	($73,712)
MXN	3,526,523	USD	183,927	Citibank N.A.	10/18/2018	—	(596)
USD	700,767	CAD	920,562	Barclays Bank PLC Wholesale	10/18/2018	—	(5,245)
USD	2,979,391	EUR	2,552,083	BNP Paribas SA	10/18/2018	7,362	—
USD	2,457,676	GBP	1,852,333	Citibank N.A.	10/18/2018	51,886	—
						$59,398	($79,553)

SWAPS

Credit default swaps - Buyer

								Unamortized
								upfront
				USD	Pay	Fixed		payment	Unrealized
Counterparty (OTC)/	Reference	Notional		notional	fixed	payment	Maturity	paid	appreciation
Centrally cleared	obligation	amount	Currency	amount	rate	frequency	date	(received)	(depreciation)	Value
Credit Suisse	Toll Brothers Finance
International	Corp.	900,000	USD	$900,000	1.000%	Quarterly	Dec 2022	$(7,269)	$14,063	$6,794
JPMorgan Chase Bank	Toll Brothers Finance
N.A	Corp.	900,000	USD	900,000	1.000%	Quarterly	Dec 2022	(7,378)	14,172	6,794
				$1,800,000				$(14,647)	$28,235	$13,588

Credit default swaps - Seller

									Unamortized
		Implied			USD		Fixed		upfront	Unrealized
Counterparty (OTC)/	Reference	credit	Notional		notional	Received	payment	Maturity	payment paid	appreciation
Centrally cleared	obligation	spread	amount	Currency	amount	fixed rate	frequency	date	(received)	(depreciation)	Value
Centrally cleared	CDX.NA.IG.29	1.040%	1,800,000	USD	$1,800,000	1.000%	Quarterly	Dec 2027	$3,089	$(4,911)	$ (1,822)
					$1,800,000				$3,089	$(4,911)	$(1,822)

Derivatives Currency Abbreviations

CAD	Canadian Dollar
EUR	Euro
GBP	Pound Sterling
MXN	Mexican Peso
USD	U.S. Dollar

OTC is an abbreviation for over-the-counter. See Notes to financial statements regarding investment transactions and other derivatives information.

Real Return Bond Fund

	Shares or Principal Amount	Value
U.S. GOVERNMENT AND AGENCY
OBLIGATIONS – 117.4%
U.S. Government – 100.2%
U.S. Treasury Bonds
3.000%, 02/15/2048	$70,000	$69,647
U.S. Treasury Inflation
Protected Securities
0.125%, 04/15/2019 to 07/15/2026	205,279,239	201,236,438

Real Return Bond Fund (continued)

	Shares or Principal Amount	Value
U.S. GOVERNMENT AND AGENCY
OBLIGATIONS (continued)
U.S. Government (continued)
0.125%, 01/15/2022 (A)	$2,527,168	$2,473,930
0.250%, 01/15/2025	144,031,460	139,551,609
0.375%, 07/15/2023 to 07/15/2025	61,575,523	60,567,397
0.375%, 01/15/2027 (A)	1,835,891	1,774,934

The accompanying notes are an integral part of the financial statements.	50

John Hancock Funds II
Portfolio of Investments — August 31, 2018 (showing percentage of total net assets)

Real Return Bond Fund (continued)

		Shares or Principal Amount	Value
U.S. GOVERNMENT AND AGENCY
OBLIGATIONS (continued)
U.S. Government (continued)
0.500%, 01/15/2028		$42,424,141	$41,242,010
0.625%, 07/15/2021 to 02/15/2043		204,017,109	202,253,613
0.750%, 02/15/2042 to 02/15/2045		16,651,972	16,002,782
0.875%, 02/15/2047		43,947,752	43,448,189
1.000%, 02/15/2046 to 02/15/2048		41,203,270	42,020,605
1.125%, 01/15/2021		921,504	929,004
1.250%, 07/15/2020		22,402,051	22,679,002
1.375%, 01/15/2020 to 02/15/2044		31,019,191	33,622,850
1.750%, 01/15/2028		20,177,670	21,878,321
1.875%, 07/15/2019		22,776,316	23,055,385
2.000%, 01/15/2026		15,077,176	16,401,853
2.125%, 02/15/2040 to 02/15/2041		33,883,489	42,030,905
2.375%, 01/15/2025 (B)		126,072,817	138,771,728
2.375%, 01/15/2027		2,498,960	2,819,819
2.500%, 01/15/2029		49,328,422	57,468,254
3.375%, 04/15/2032		6,968,718	9,202,701
3.625%, 04/15/2028		77,646,558	97,621,337
3.875%, 04/15/2029		20,382,642	26,607,310
			1,243,729,623
U.S. Government Agency – 17.2%
Federal National Mortgage Association
2.853%, (12 month Treasury Average
Index + 1.200%), 10/01/2044 (C)		18,895	19,153
3.500%, TBA (B)		123,250,000	122,397,221
4.000%, TBA (B)		89,000,000	90,428,524
			212,844,898
TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS
(Cost $1,481,278,917)			$1,456,574,521

FOREIGN GOVERNMENT OBLIGATIONS – 3.5%
Argentina – 0.3%
Republic of Argentina
5.875%, 01/11/2028		1,500,000	1,089,750
6.875%, 01/26/2027		3,000,000	2,347,500
			3,437,250
Australia – 0.7%
Commonwealth of Australia
1.250%, 02/21/2022	AUD	4,100,000	3,433,885
3.000%, 09/20/2025		5,540,000	5,632,423
			9,066,308
Canada – 0.2%
Government of Canada
4.250%, 12/01/2026	CAD	2,890,128	2,898,566
Cyprus – 0.2%
Republic of Cyprus
2.750%, 06/27/2024	EUR	200,000	245,180
3.750%, 07/26/2023		520,000	668,476
3.875%, 05/06/2022		490,000	624,044
4.250%, 11/04/2025		450,000	599,060
			2,136,760
Italy – 0.5%
Republic of Italy
2.350%, 09/15/2019		2,751,264	3,271,097
2.350%, 09/15/2024 (D)		2,924,367	3,495,434
			6,766,531
New Zealand – 0.3%
Dominion of New Zealand, Inflation
Linked Bond
2.111%, 09/20/2025	NZD	3,600,000	2,691,842
3.000%, 09/20/2030		600,000	493,787
			3,185,629

Real Return Bond Fund (continued)

		Shares or Principal Amount	Value
FOREIGN GOVERNMENT OBLIGATIONS (continued)
Qatar – 0.2%
Government of Qatar
3.875%, 04/23/2023 (D)		$1,200,000	$1,204,392
5.103%, 04/23/2048 (D)		900,000	925,551
			2,129,943
Spain – 0.0%
Autonomous Community of Catalonia
4.950%, 02/11/2020	EUR	300,000	366,412
United Kingdom – 1.1%
Government of United Kingdom
4.250%, 12/07/2027	GBP	900,000	1,465,799
Government of United Kingdom,
Inflation Linked Bond
0.125%, 03/22/2026		3,872,628	5,781,577
0.125%, 03/22/2046		144,127	292,170
0.125%, 08/10/2048		430,210	906,717
0.125%, 11/22/2056		524,939	1,264,544
0.125%, 11/22/2065		565,253	1,598,776
1.875%, 11/22/2022		1,259,158	1,917,438
			13,227,021
TOTAL FOREIGN GOVERNMENT OBLIGATIONS (Cost
$46,514,163)			$43,214,420

CORPORATE BONDS – 3.5%
Consumer discretionary – 0.0%
Time Warner Cable LLC
8.250%, 04/01/2019		$100,000	102,981
Volkswagen Group of America
Finance LLC
2.125%, 05/23/2019 (D)		300,000	298,620
			401,601
Consumer staples – 0.1%
BAT Capital Corp. (3 month LIBOR +
0.590%) 2.909%, 08/14/2020 (C)(D)		900,000	903,224
Energy – 0.5%
Enbridge, Inc. (3 month LIBOR +
0.400%) 2.731%, 01/10/2020 (C)		1,000,000	999,951
Gazprom OAO
4.625%, 10/15/2018	EUR	500,000	582,403
Petrobras Global Finance BV
4.375%, 05/20/2023		$200,000	187,800
5.999%, 01/27/2028 (D)		2,638,000	2,368,924
5.999%, 01/27/2028		200,000	179,593
6.125%, 01/17/2022		238,000	242,998
7.375%, 01/17/2027		1,500,000	1,487,550
			6,049,219
Financials – 2.0%
American Tower Corp.
2.800%, 06/01/2020		100,000	99,182
Bank of America Corp. (5.875% to
3-15-28, then 3 month LIBOR +
2.931%) 03/15/2028 (E)		770,000	770,000
BRFkredit A/S
2.500%, 10/01/2047	DKK	8,147	1,323
Credit Suisse Group Funding
Guernsey, Ltd.
3.800%, 09/15/2022		$500,000	500,146
Deutsche Bank AG
4.250%, 10/14/2021		4,200,000	4,180,306
General Motors Financial Company, Inc.
2.350%, 10/04/2019		100,000	99,396
HSBC Holdings PLC
6.000%, 03/29/2040	GBP	400,000	658,217

The accompanying notes are an integral part of the financial statements.	51

John Hancock Funds II
Portfolio of Investments — August 31, 2018 (showing percentage of total net assets)

Real Return Bond Fund (continued)

		Shares or
		Principal
		Amount	Value
CORPORATE BONDS (continued)
Financials (continued)
ING Bank NV
2.625%, 12/05/2022 (D)		$1,200,000	$1,172,748
Intesa Sanpaolo SpA
6.500%, 02/24/2021 (D)		600,000	621,797
JPMorgan Chase & Co. (3 month
LIBOR + 3.470%) 5.809%,
10/30/2018 (C)(E)		1,500,000	1,510,500
Lehman Brothers Holdings, Inc.
5.316%, 04/05/2011 (F)	EUR	36,000	1,421
Lloyds Banking Group PLC (3 month
LIBOR + 0.800%) 3.130%,
06/21/2021 (C)		$900,000	903,019
National Rural Utilities Cooperative
Finance Corp. (3 month LIBOR +
0.375%) 2.575%, 06/30/2021 (C)		600,000	600,178
Navient Corp.
5.500%, 01/15/2019		900,000	907,020
Nordea Kredit Realkreditaktieselskab
2.500%, 10/01/2047	DKK	3,237	526
Nykredit Realkredit A/S
2.500%, 10/01/2047		19,625	3,186
Realkredit Danmark A/S
2.500%, 07/01/2047		84,288	13,656
The Goldman Sachs Group, Inc. (2.876%
to 10-31-21, then 3 month LIBOR +
0.821%) 10/31/2022		$900,000	880,112
The Goldman Sachs Group, Inc. (3
month LIBOR + 1.200%) 3.541%,
09/15/2020 (C)		2,000,000	2,031,660
The Royal Bank of Scotland Group PLC
(3 month LIBOR + 1.550%) 3.885%,
06/25/2024 (C)		1,300,000	1,309,305
The Royal Bank of Scotland Group PLC
(4.519% to 6-25-23, then 3 month
LIBOR + 1.550%) 06/25/2024		800,000	801,612
The Toronto-Dominion Bank
2.250%, 03/15/2021 (D)		1,800,000	1,763,509
UBS AG (3 month LIBOR + 0.320%)
2.639%, 12/07/2018 (C)(D)		2,700,000	2,701,293
UBS AG (3 month LIBOR + 0.580%)
2.901%, 06/08/2020 (C)(D)		2,800,000	2,809,187
			24,339,299
Industrials – 0.1%
AerCap Ireland Capital DAC
3.750%, 05/15/2019		100,000	100,566
4.625%, 10/30/2020		300,000	306,744
International Lease Finance Corp.
5.875%, 04/01/2019		100,000	101,618
6.250%, 05/15/2019		400,000	408,855
8.250%, 12/15/2020		200,000	219,587
Ryder System, Inc.
2.450%, 09/03/2019		100,000	99,460
			1,236,830
Information technology – 0.1%
Dell International LLC
3.480%, 06/01/2019 (D)		200,000	200,661
eBay, Inc.
2.750%, 01/30/2023		700,000	675,802
VMware, Inc.
2.950%, 08/21/2022		280,000	271,612
3.900%, 08/21/2027		100,000	94,659
			1,242,734

Real Return Bond Fund (continued)

	Shares or
	Principal
	Amount	Value
CORPORATE BONDS (continued)
Telecommunication services – 0.4%
AT&T, Inc.
5.150%, 02/15/2050 (D)	$900,000	$838,473
5.300%, 08/15/2058 (D)	300,000	284,397
AT&T, Inc. (3 month LIBOR + 0.750%)
2.975%, 06/01/2021 (C)	1,900,000	1,909,312
AT&T, Inc. (3 month LIBOR + 0.950%)
3.289%, 07/15/2021 (C)	2,400,000	2,429,803
Telefonica Emisiones SAU
5.877%, 07/15/2019	200,000	204,973
		5,666,958
Utilities – 0.3%
Consolidated Edison Company of New
York, Inc. (3 month LIBOR +
0.400%) 2.741%, 06/25/2021 (C)	500,000	501,984
Dominion Energy Gas Holdings LLC (3
month LIBOR + 0.600%) 2.926%,
06/15/2021 (C)	900,000	899,518
NextEra Energy Capital Holdings, Inc. (3
month LIBOR + 0.315%) 2.636%,
09/03/2019 (C)	2,240,000	2,243,707
Sempra Energy (3 month LIBOR +
0.450%) 2.791%, 03/15/2021 (C)	500,000	500,436
		4,145,645
TOTAL CORPORATE BONDS (Cost
$44,786,657)		$43,985,510

MUNICIPAL BONDS – 0.1%
Tobacco Settlement Finance Authority
(West Virginia)
7.467%, 06/01/2047	590,000	593,434
TOTAL MUNICIPAL BONDS (Cost $564,894)		$593,434

COLLATERALIZED MORTGAGE
OBLIGATIONS – 1.4%
Commercial and residential – 1.4%
Banc of America Alternative Loan Trust
Series 2004-12, Class 1CB1
6.000%, 01/25/2035	1,982,612	2,009,215
Banc of America Mortgage Trust
Series 2005-A, Class 2A2
3.698%, 02/25/2035 (G)	162,472	161,010
Bear Stearns ALT-A Trust
Series 2003-3, Class 1A,
4.180%, 10/25/2033 (G)	1,719	1,789
Series 2004-9, Class 6A1,
4.345%, 09/25/2034 (G)	47,076	46,855
Bear Stearns ARM Trust
Series 2003-3, Class 3A2
4.046%, 05/25/2033 (G)	25,975	26,311
Bella Vista Mortgage Trust
Series 2005-1, Class 1A1 (1 month
LIBOR + 0.600%)
2.681%, 01/22/2045 (C)	482,828	463,248
Chevy Chase Funding LLC
Mortgage-Backed Certificates
Series 2004-A, Class A1 (1 month
LIBOR + 0.360%)
2.829%, 03/25/2035 (C)(D)	1,066,617	1,060,675
Citicorp Mortgage Securities Trust
Series 2007-3, Class 3A1
5.500%, 04/25/2037	115,807	115,590
Citigroup Mortgage Loan Trust, Inc.
Series 2005-11, Class A1A (1 Year
CMT + 2.400%),
4.490%, 05/25/2035 (C)	15,763	15,846

The accompanying notes are an integral part of the financial statements.	52

John Hancock Funds II
Portfolio of Investments — August 31, 2018 (showing percentage of total net assets)

Real Return Bond Fund (continued)

		Shares or
		Principal
		Amount	Value
COLLATERALIZED MORTGAGE
OBLIGATIONS (continued)
Commercial and
residential (continued)
Citigroup Mortgage Loan
Trust, Inc. (continued)
Series 2005-6, Class A3 (1 Year CMT
+ 1.800%),
3.890%, 09/25/2035 (C)		$15,561	$15,205
Series 2015-2, Class 1A1 (1 month
LIBOR + 0.200%),
2.291%, 06/25/2047 (C)(D)		844,532	844,461
Countrywide Alternative Loan Trust
Series 2004-18CB, Class 4A1
5.500%, 09/25/2034		680,207	693,417
CSMC Trust
Series 2010-16, Class B9,
4.028%, 06/25/2050 (D)(G)		2,143,580	1,707,665
Series 2015-12R, Class 2A2 (1 month
LIBOR + 0.500%),
2.591%, 11/30/2037 (C)(D)		1,500,000	1,313,205
GSR Mortgage Loan Trust
Series 2004-12, Class 3A6
3.654%, 12/25/2034 (G)		496,186	500,291
HarborView Mortgage Loan Trust
Series 2004-1, Class 2A,
3.886%, 04/19/2034 (G)		1,896,913	1,894,577
Series 2005-9, Class B1 (1 month
LIBOR + 0.600%),
2.677%, 06/20/2035 (C)		1,367,271	1,357,080
JPMorgan Mortgage Trust
Series 2007-A1, Class 4A2
4.577%, 07/25/2035 (G)		108,668	111,873
LMREC, Inc.
Series 2015-CRE1, Class AR (1
month LIBOR + 0.980%)
3.057%, 02/22/2032 (C)(D)		790,000	790,277
MASTR Alternative Loan Trust
Series 2006-2, Class 2A1 (1 month
LIBOR + 0.400%)
2.464%, 03/25/2036 (C)		481,975	94,983
New York Mortgage Trust
Series 2006-1, Class 2A3
3.820%, 05/25/2036 (G)		492,757	478,515
Residential Accredit Loans Trust
Series 2006-QO6, Class A1 (1 month
LIBOR + 0.180%)
2.244%, 06/25/2046 (C)		723,453	313,960
Structured Adjustable Rate Mortgage
Loan Trust
Series 2005-19XS, Class 1A1 (1
month LIBOR + 0.320%)
2.385%, 10/25/2035 (C)		1,165,831	1,136,700
SWAN Trust
Series 2010-1, Class A (1 month
BBSW + 1.300%)
3.178%, 04/25/2041 (C)	AUD	329,627	237,493
Thornburg Mortgage Securities Trust
Series 2007-4, Class 2A1
3.852%, 09/25/2037 (G)		$1,433,790	1,433,441
WaMu Mortgage
Pass-Through Certificates
Series 2006-5, Class 3A6 ,
6.268%, 07/25/2036		548,625	224,998
Series 2007-HY3, Class 4A1,
3.726%, 03/25/2037 (G)		286,450	284,257
			17,332,937

Real Return Bond Fund (continued)

		Shares or
		Principal
		Amount	Value
COLLATERALIZED MORTGAGE
OBLIGATIONS (continued)
U.S. Government Agency – 0.0%
Federal National Mortgage Association
Series 2003-34, Class A1,
6.000%, 04/25/2043		$7,211	$7,945
Series 2004-T3, Class 1A1,
6.000%, 02/25/2044		7,940	8,711
Series 2004-W12, Class 1A1,
6.000%, 07/25/2044		47,246	52,154
Series 2007-63, Class FC (1 month
LIBOR + 0.350%),
2.415%, 07/25/2037 (C)		202,278	201,956
			270,766
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
(Cost $17,866,174)			$17,603,703

ASSET BACKED SECURITIES – 4.5%
ABFC Trust
Series 2005-WF1, Class M2 (1 month
LIBOR + 0.600%)
2.664%, 10/25/2034 (C)		304,117	306,160
Aurium CLO, Ltd.
Series 2A, Class AR
0.680%, 10/13/2029 (D)	EUR	500,000	576,326
B&M CLO, Ltd.
Series 2014-1A, Class A1R (3 month
LIBOR + 0.730%)
3.069%, 04/16/2026 (C)(D)		$352,731	351,612
Barings Euro
Series 2016-1A, Class A1R
0.680%, 07/27/2030 (D)	EUR	400,000	463,015
Bayview Opportunity Master Fund IVb
Trust
Series 2018-SBR2, Class A1
3.844%, 04/28/2033 (D)		$249,536	249,677
CIFC Funding, Ltd.
Series 2015-5A, Class A1 R (3 month
LIBOR + 0.860%)
3.195%, 10/25/2027 (C)(D)		1,120,000	1,116,193
CIT Mortgage Loan Trust
Series 2007-1, Class 1A (1 month
LIBOR + 1.350%)
3.414%, 10/25/2037 (C)(D)		1,835,298	1,849,627
Citigroup Mortgage Loan Trust, Inc.
Series 2005-HE4, Class M3 (1 month
LIBOR + 0.460%)
2.524%, 10/25/2035 (C)		1,400,000	1,295,500
Series 2006-AMC1, Class A1 (1
month LIBOR + 0.145%)
2.209%, 09/25/2036 (C)(D)		2,226,291	2,142,127
Series 2007-OPX1, Class A5A
5.764%, 01/25/2037		425,153	296,091
Countrywide Asset-Backed Certificates
Series 2005-8, Class M5 (1 month
LIBOR + 0.975%)
3.040%, 12/25/2035 (C)		500,000	509,020
Credit-Based Asset Servicing &
Securitization LLC
Series 2005-CB3, Class M4 (1 month
LIBOR + 1.050%)
3.114%, 05/25/2035 (C)		100,000	99,689
Crown Point CLO 5, Ltd.
Series 2018-5A, Class A (3 month
LIBOR + 0.940%)
3.276%, 07/17/2028 (C)(D)		4,900,000	4,899,920

The accompanying notes are an integral part of the financial statements.	53

John Hancock Funds II
Portfolio of Investments — August 31, 2018 (showing percentage of total net assets)

Real Return Bond Fund (continued)

		Shares or
		Principal
		Amount	Value
ASSET BACKED SECURITIES (continued)
CSMC Trust
Series 2017-1A, Class A
4.500%, 03/25/2021		$858,910	$862,908
CVP Cascade CLO-1, Ltd.
Series 2013-CLO1, Class A1R (3
month LIBOR + 1.150%)
3.489%, 01/16/2026 (C)(D)		302,907	302,990
CWABS Asset-Backed Certificates Trust
Series 2005-11, Class MV3 (1 month
LIBOR + 0.530%)
2.595%, 02/25/2036 (C)		1,900,000	1,886,544
Elm Park CLO DAC
Series 1A, Class A1R (3 month
EURIBOR + 0.620%)
0.620%, 04/16/2029 (C)(D)	EUR	400,000	462,589
Evans Grove CLO, Ltd.
Series 2018-1A, Class A1 (3 month
LIBOR + 0.920%)
3.239%, 05/28/2028 (C)(D)		$1,600,000	1,588,704
First Franklin Mortgage Loan Trust
Series 2006-FF10, Class A5 (1 month
LIBOR + 0.310%)
2.374%, 07/25/2036 (C)		1,500,000	1,423,575
Halcyon Loan Advisors Funding, Ltd.
Series 2015-1A, Class AR (3 month
LIBOR + 0.920%)
3.268%, 04/20/2027 (C)(D)		500,000	499,675
Home Equity Asset Trust
Series 2004-3, Class M1 (1 month
LIBOR + 0.855%)
2.919%, 08/25/2034 (C)		426,885	423,008
ICG US CLO, Ltd.
Series 2015-2A, Class AR (3 month
LIBOR + 0.850%)
3.189%, 01/16/2028 (C)(D)		710,000	707,981
JMP Credit Advisors CLO IIIR, Ltd.
Series 2014-1RA, Class A (3 month
LIBOR + 0.850%)
3.186%, 01/17/2028 (C)(D)		900,000	892,545
Long Beach Mortgage Loan Trust
Series 2006-WL1, Class 1A1 (1
month LIBOR + 0.460%)
2.525%, 01/25/2046 (C)		27,500	27,505
Loomis Sayles CLO II, Ltd.
Series 2015-2A, Class A1R (3 month
LIBOR + 0.900%)
3.239%, 04/15/2028 (C)(D)		1,190,000	1,188,170
Monarch Grove CLO, Ltd
Series 2018-1A, Class A1 (3 month
LIBOR + 0.880%)
3.215%, 01/25/2028 (C)(D)		1,600,000	1,587,413
Morgan Stanley ABS Capital I, Inc.
Trust
Series 2004-NC7, Class M3 (1 month
LIBOR + 0.975%)
3.040%, 07/25/2034 (C)		88,840	87,886
Series 2005-HE2, Class M2 (1 month
LIBOR + 0.660%)
2.725%, 01/25/2035 (C)		1,003,645	987,352
Navient Student Loan Trust
Series 2016-7A, Class A (1 month
LIBOR + 1.150%)
3.214%, 03/25/2066 (C)(D)		1,334,729	1,356,763

Real Return Bond Fund (continued)

		Shares or
		Principal
		Amount	Value
ASSET BACKED SECURITIES (continued)
Neuberger Berman CLO XIX, Ltd.
Series 2015-19A, Class A1R2 (3
month LIBOR + 0.800%)
3.139%, 07/15/2027 (C)(D)		$950,000	$946,372
Octagon Investment Partners XXIII, Ltd.
Series 2015-1A, Class A1R (3 month
LIBOR + 0.850%)
3.189%, 07/15/2027 (C)(D)		340,000	338,596
Penta CLO 2 BV
Series 2015-2A, Class AR (3 month
EURIBOR + 0.790%)
0.790%, 08/04/2028 (C)(D)	EUR	1,000,000	1,160,233
RASC Series Trust
Series 2005-KS8, Class M4 (1 month
LIBOR + 0.590%)
2.655%, 08/25/2035 (C)		$3,000,000	3,019,702
RMAT LP
Series 2018-NPL1, Class A1
4.090%, 05/25/2048 (D)		959,766	958,293
SLM Student Loan Trust
Series 2008-9, Class A (3 month
LIBOR + 1.500%)
3.835%, 04/25/2023 (C)		4,220,066	4,297,931
Sound Point CLO IX, Ltd.
Series 2015-2A, Class AR (3 month
LIBOR + 0.880%)
3.228%, 07/20/2027 (C)(D)		300,000	299,323
Sound Point CLO VIII, Ltd.
Series 2015-1A, Class AR (3 month
LIBOR + 0.860%)
3.199%, 04/15/2027 (C)(D)		900,000	897,782
Structured Asset Investment Loan Trust
Series 2005-10, Class A1 (1 month
LIBOR + 0.220%)
2.284%, 12/25/2035 (C)		757,718	753,825
Symphony CLO XV, Ltd.
Series 2014-15A, Class AR (3 month
LIBOR + 1.180%)
3.516%, 10/17/2026 (C)(D)		400,000	400,133
Symphony CLO XVII, Ltd.
Series 2016-17A, Class AR (3 month
LIBOR + 0.880%)
3.219%, 04/15/2028 (C)(D)		320,000	319,302
Telos CLO, Ltd.
Series 2014-5A, Class A1R (3 month
LIBOR + 0.950%)
3.286%, 04/17/2028 (C)(D)		510,000	509,424
TICP CLO I, Ltd.
Series 2015-1A, Class AR (3 month
LIBOR + 0.800%)
3.148%, 07/20/2027 (C)(D)		350,000	348,702
TICP CLO III-2, Ltd.
Series 2018-3R, Class A (3 month
LIBOR + 0.840%)
3.199%, 04/20/2028 (C)(D)		560,000	554,222
Tralee CLO III, Ltd.
Series 2014-3A, Class AR (3 month
LIBOR + 1.030%)
3.378%, 10/20/2027 (C)(D)		700,000	700,108
Venture XII CLO, Ltd.
Series 2012-12A, Class ARR (3 month
LIBOR + 0.800%)
3.119%, 02/28/2026 (C)(D)		3,700,000	3,686,621

The accompanying notes are an integral part of the financial statements.	54

John Hancock Funds II
Portfolio of Investments — August 31, 2018 (showing percentage of total net assets)

Real Return Bond Fund (continued)

		Shares or
		Principal
		Amount	Value
ASSET BACKED SECURITIES (continued)
Venture XVI CLO, Ltd.
Series 2014-16A, Class ARR (3 month
LIBOR + 0.850%)
3.189%, 01/15/2028 (C)(D)		$4,900,000	$4,884,805
Venture XVII CLO, Ltd.
Series 2014-17A, Class ARR (3 month
LIBOR + 0.880%)
3.219%, 04/15/2027 (C)(D)		530,000	528,536
Venture XXI CLO, Ltd.
Series 2015-21A, Class AR (3 month
LIBOR + 0.880%)
3.219%, 07/15/2027 (C)(D)		600,000	598,695
VOLT LVII LLC
Series 2017-NPL4, Class A1
3.375%, 04/25/2047 (D)		282,155	281,283
VOLT LXII LLC
Series 2017-NPL9, Class A1
3.125%, 09/25/2047 (D)		1,363,207	1,347,939
TOTAL ASSET BACKED SECURITIES (Cost
$55,131,909)			$55,272,392

COMMON STOCKS – 0.0%
Financials – 0.0%
Rescap Liquidating Trust (H)		1,029	2,881
TOTAL COMMON STOCKS (Cost $242)			$2,881

SHORT-TERM INVESTMENTS – 3.8%
Banker’s acceptance – 1.2%
Bank of Montreal
1.688%, 09/14/2018 *	CAD	300,000	229,733
1.688%, 09/28/2018 *		1,300,000	994,864
1.697%, 09/26/2018 *		800,000	612,279
Canadian Imperial Bank of Commerce
1.688%, 09/17/2018 *		200,000	153,134
HSBC Bank Canada
1.719%, 09/17/2018 *		1,000,000	765,671
1.723%, 09/26/2018 *		1,200,000	918,418
1.742%, 09/27/2018 *		200,000	153,064
1.744%, 09/28/2018 *		200,000	153,056
Royal Bank of Canada
1.688%, 09/14/2018 *		400,000	306,311
The Bank of Nova Scotia
1.688%, 09/14/2018 *		300,000	229,733
1.689%, 09/11/2018 *		600,000	459,531
1.693%, 09/26/2018 *		1,800,000	1,377,628
1.693%, 10/01/2018 *		400,000	306,124
1.697%, 09/28/2018 *		2,300,000	1,760,143
1.710%, 09/20/2018 *		100,000	76,556
1.710%, 09/21/2018 *		2,800,000	2,143,491
1.719%, 09/24/2018 *		2,700,000	2,066,648
The Toronto-Dominion Bank
1.680%, 09/28/2018 *		2,100,000	1,607,393
1.688%, 09/25/2018 *		900,000	688,848
			15,002,625
Certificate of deposit – 0.2%
Barclays Bank PLC
1.940%, 09/04/2018 *		$2,400,000	2,399,986
Foreign government – 2.1%
Argentina Treasury Bill
2.959%, 11/16/2018 *		1,798,000	1,782,762
2.966%, 10/26/2018 *		600,000	596,512
2.996%, 09/28/2018 *		500,000	498,630
2.996%, 10/12/2018 *		700,000	697,068
Hellenic Republic Treasury Bill
1.062%, 10/05/2018 *	EUR	1,080,000	1,252,883

Real Return Bond Fund (continued)

		Shares or
		Principal
		Amount	Value
SHORT-TERM INVESTMENTS (continued)
Foreign government (continued)
Japan Treasury Discount Bill
(0.151)%, 10/29/2018 *	JPY	2,410,000,000	$21,694,490
			26,522,345
Repurchase agreement – 0.3%
Repurchase Agreement with State Street
Corp. dated 8-31-18 at 0.900% to be
repurchased at $3,709,371 on 9-4-18,
collateralized by $3,915,000
U.S. Treasury Notes, 1.750% due
6-30-22 (valued at $3,784,587,
including interest)		$3,709,000	$3,709,000
TOTAL SHORT-TERM INVESTMENTS (Cost $47,762,424)			$47,633,956
Total Investments (Real Return Bond Fund)
(Cost $1,693,905,380) – 134.2%			$1,664,880,817
Other assets and liabilities, net – (34.2%)			(424,216,384)
TOTAL NET ASSETS – 100.0%			$1,240,664,433

SALE COMMITMENTS
OUTSTANDING - (1.9)%
U.S. Government Agency - (1.9)%
Federal National Mortgage Association
3.000%, TBA (B)		$(24,400,000)	$(23,582,893)
TOTAL SALE COMMITMENTS OUTSTANDING (Cost
$(23,639,406))			$(23,582,893)

Currency Abbreviations

AUD	Australian Dollar
CAD	Canadian Dollar
DKK	Danish Krone
EUR	Euro
GBP	Pound Sterling
JPY	Japanese Yen
NZD	New Zealand Dollar

Security Abbreviations and Legend

BBSW	Bank Bill Swap Rate
CMT	Constant Maturity Treasury
EURIBOR	Euro Interbank Offered Rate
LIBOR	London Interbank Offered Rate
TBA	To Be Announced. A forward mortgage-backed securities trade issued by a U.S. Government Agency, to be delivered at an agreed-upon future settlement date.
(A)	All or a portion of this security is segregated at the custodian as collateral for certain derivatives.
(B)	Security purchased or sold on a when-issued or delayed delivery basis.
(C)	Variable rate obligation. The coupon rate shown represents the rate at period end.
(D)	These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration.
(E)	Perpetual bonds have no stated maturity date. Date shown as maturity date is next call date.
(F)	Non-income producing - Issuer is in default.
(G)	Variable or floating rate security, the interest rate of which adjusts periodically based on a weighted average of interest rates and prepayments on the underlying pool of assets. The interest rate shown is the current rate as of period end.
(H)	Non-income producing security.

The accompanying notes are an integral part of the financial statements.	55

John Hancock Funds II
Portfolio of Investments — August 31, 2018 (showing percentage of total net assets)

Real Return Bond Fund (continued)

*	Yield represents either the annualized yield at the date of purchase, the stated coupon rate or, for floating rate securities, the rate at period end.

DERIVATIVES

FUTURES

						Unrealized
	Number of		Expiration	Notional	Notional	appreciation
Open contracts	contracts	Position	date	basis*	value*	(depreciation)
10-Year U.S. Treasury Note Futures	272	Long	Dec 2018	$32,769,978	$32,712,250	$(57,728)
2-Year U.S. Treasury Note Futures	16	Long	Dec 2018	3,381,765	3,381,750	(15)
5-Year U.S. Treasury Note Futures	603	Long	Dec 2018	68,405,269	68,379,258	(26,011)
Eurodollar Futures	8	Long	Sep 2018	1,956,210	1,952,900	(3,310)
Eurodollar Futures	8	Long	Dec 2018	1,954,010	1,947,700	(6,310)
Eurodollar Futures	8	Long	Mar 2019	1,952,610	1,944,800	(7,810)
Eurodollar Futures	8	Long	Jun 2019	1,951,410	1,942,800	(8,610)
Eurodollar Futures	8	Long	Sep 2019	1,950,410	1,941,700	(8,710)
Eurodollar Futures	8	Long	Dec 2019	1,949,510	1,940,900	(8,610)
10-Year Australian Treasury Bond Futures	29	Short	Sep 2018	(2,660,522)	(2,722,602)	(62,080)
10-Year Japan Government Bond Futures	6	Short	Sep 2018	(8,135,297)	(8,120,601)	14,696
10-Year Ultra U.S. Treasury Bond Futures	323	Short	Dec 2018	(41,447,032)	(41,359,141)	87,891
3-Year Australian Treasury Bond Futures	56	Short	Sep 2018	(4,466,902)	(4,493,097)	(26,195)
Euro-BTP Italian Government Bond Futures	22	Short	Dec 2018	(3,098,066)	(3,084,298)	13,768
Euro-OAT Futures	125	Short	Dec 2018	(22,134,320)	(22,134,050)	270
German Euro BOBL Futures	20	Short	Sep 2018	(3,052,983)	(3,070,184)	(17,201)
German Euro BUND Futures	22	Short	Dec 2018	(4,088,230)	(4,105,758)	(17,528)
U.K. Long Gilt Bond Futures	260	Short	Dec 2018	(41,261,328)	(41,234,635)	26,693
U.S. Treasury Long Bond Futures	510	Short	Dec 2018	(73,575,462)	(73,551,562)	23,900
Ultra U.S. Treasury Bond Futures	5	Short	Dec 2018	(793,508)	(796,562)	(3,054)
						$(85,954)

*	Notional basis refers to the contractual amount agreed upon at inception of open contracts; notional value represents the current value of the open contract.

FORWARD FOREIGN CURRENCY CONTRACTS

					Contractual
					settlement	Unrealized	Unrealized
Contract to buy		Contract to sell		Counterparty (OTC)	date	appreciation	depreciation
BRL	2,333,806	USD	564,362	Citibank N.A.	9/5/2018	$8,618	—
BRL	2,333,806	USD	600,568	Nomura Global Financial Products Inc	9/5/2018	—	($27,587)
CAD	9,059,000	USD	7,007,705	Citibank N.A.	9/4/2018	—	(65,942)
CNY	20,118,130	USD	2,955,289	HSBC Bank USA	9/19/2018	—	(15,840)
CNY	20,304,828	USD	2,953,000	JPMorgan Chase Bank	9/19/2018	13,728	—
COP	8,520,894,250	USD	2,877,465	Citibank N.A.	9/18/2018	—	(82,447)
EUR	13,933,000	USD	16,259,243	Citibank N.A.	9/4/2018	—	(86,515)
EUR	692,000	USD	805,959	JPMorgan Chase Bank N.A.	9/4/2018	—	(2,720)
IDR	24,354,084,000	USD	1,695,967	HSBC Bank USA	9/19/2018	—	(70,635)
IDR	24,354,084,000	USD	1,638,351	Standard Chartered Bank London	12/19/2018	—	(51,329)
INR	238,238,075	USD	3,482,504	BNP Paribas SA	9/19/2018	—	(124,866)
JPY	741,814,851	USD	6,686,251	Standard Chartered Bank	9/4/2018	—	(9,851)
JPY	741,814,851	USD	6,682,764	BNP Paribas SA	10/2/2018	6,254	—
KRW	2,744,059,990	USD	2,448,632	BNP Paribas SA	9/19/2018	11,601	—
KRW	1,396,753,200	USD	1,242,000	Goldman Sachs Bank USA	9/19/2018	10,283	—
KRW	1,288,218,600	USD	1,146,000	JPMorgan Chase Bank	9/19/2018	8,974	—
MXN	18,237,000	USD	969,904	JPMorgan Chase Bank N.A.	10/26/2018	—	(22,982)
SGD	1,726,652	USD	1,257,000	BNP Paribas SA	9/19/2018	1,202	—
SGD	1,716,156	USD	1,252,212	Nomura Global Financial Products Inc	9/19/2018	—	(1,658)
TWD	38,207,598	USD	1,244,304	BNP Paribas SA	9/19/2018	2,024	—
TWD	38,584,457	USD	1,257,000	Nomura Global Financial Products Inc	9/19/2018	1,621	—
USD	12,036,482	AUD	16,313,000	Standard Chartered Bank	9/4/2018	309,066	—
USD	11,803,141	AUD	16,313,000	Goldman Sachs Bank USA	10/2/2018	76,171	—
USD	622,000	BRL	2,333,806	Citibank N.A.	9/5/2018	49,020	—
USD	564,362	BRL	2,333,806	Nomura Global Financial Products Inc	9/5/2018	—	(8,618)
USD	599,026	BRL	2,333,806	Nomura Global Financial Products Inc	10/2/2018	27,783	—
USD	6,949,857	CAD	9,059,000	HSBC Bank USA	9/4/2018	8,095	—
USD	456,940	CAD	600,000	HSBC Bank USA	9/11/2018	—	(2,883)
USD	761,629	CAD	1,000,000	JPMorgan Chase Bank N.A.	9/14/2018	—	(4,788)
USD	760,074	CAD	1,000,000	Citibank N.A.	9/17/2018	—	(6,389)
USD	152,333	CAD	200,000	JPMorgan Chase Bank N.A.	9/17/2018	—	(960)

The accompanying notes are an integral part of the financial statements.	56

John Hancock Funds II
Portfolio of Investments — August 31, 2018 (showing percentage of total net assets)

Real Return Bond Fund (continued)

FORWARD FOREIGN CURRENCY CONTRACTS (continued)

					Contractual
					settlement	Unrealized	Unrealized
Contract to buy		Contract to sell		Counterparty (OTC)	date	appreciation	depreciation
USD	76,778	CAD	100,000	Citibank N.A.	9/20/2018	$127	—
USD	2,139,670	CAD	2,800,000	UBS AG	9/21/2018	—	($6,600)
USD	2,067,930	CAD	2,700,000	Citibank N.A.	9/24/2018	—	(1,811)
USD	691,079	CAD	900,000	Goldman Sachs Bank USA	9/25/2018	1,151	—
USD	1,083,298	CAD	1,400,000	BNP Paribas SA	9/26/2018	10,056	—
USD	1,393,328	CAD	1,800,000	Citibank N.A.	9/26/2018	13,445	—
USD	462,654	CAD	600,000	JPMorgan Chase Bank N.A.	9/26/2018	2,693	—
USD	153,578	CAD	200,000	JPMorgan Chase Bank N.A.	9/27/2018	255	—
USD	153,576	CAD	200,000	BNP Paribas SA	9/28/2018	249	—
USD	1,006,326	CAD	1,300,000	Goldman Sachs Bank USA	9/28/2018	9,704	—
USD	3,384,052	CAD	4,400,000	JPMorgan Chase Bank N.A.	9/28/2018	10,871	—
USD	306,795	CAD	400,000	JPMorgan Chase Bank N.A.	10/1/2018	123	—
USD	7,011,675	CAD	9,059,000	Citibank N.A.	10/2/2018	66,199	—
USD	6,352,215	CNY	40,422,958	HSBC Bank USA	9/19/2018	446,035	—
USD	2,949,526	CNY	20,118,130	HSBC Bank USA	12/19/2018	16,094	—
USD	17,083,302	EUR	14,625,000	Bank of America, N.A.	9/4/2018	107,337	—
USD	13,453,197	EUR	11,508,000	Citibank N.A.	10/2/2018	68,518	—
USD	1,011,072	EUR	810,000	Deutsche Bank AG London	10/5/2018	68,767	—
USD	335,082	EUR	270,000	HSBC Bank USA	10/5/2018	20,980	—
USD	15,757,754	GBP	12,015,000	Citibank N.A.	9/4/2018	180,905	—
USD	823,062	GBP	641,000	Standard Chartered Bank	9/4/2018	—	(7,963)
USD	16,463,001	GBP	12,656,000	Royal Bank of Canada	10/2/2018	37,196	—
USD	1,661,148	IDR	24,354,084,000	Standard Chartered Bank London	9/19/2018	35,815	—
USD	3,357,000	INR	231,299,650	Goldman Sachs Bank USA	9/19/2018	97,152	—
USD	6,669,797	JPY	741,814,851	BNP Paribas SA	9/4/2018	—	(6,603)
USD	816,234	JPY	90,000,000	Bank of America, N.A.	10/29/2018	3,096	—
USD	6,342,878	JPY	700,000,000	Barclays Bank PLC Wholesale	10/29/2018	18,472	—
USD	6,249,292	JPY	690,000,000	BNP Paribas SA	10/29/2018	15,236	—
USD	8,428,303	JPY	930,000,000	UBS AG	10/29/2018	25,878	—
USD	1,488,000	KRW	1,648,376,640	Barclays Bank PLC Wholesale	9/19/2018	10,120	—
USD	1,051,000	KRW	1,164,140,150	Nomura Global Financial Products Inc	9/19/2018	7,270	—
USD	2,434,239	KRW	2,616,515,000	Standard Chartered Bank London	9/19/2018	88,358	—
USD	2,456,414	KRW	2,744,059,990	BNP Paribas SA	12/19/2018	—	(10,053)
USD	3,033,706	NZD	4,460,000	Citibank N.A.	9/4/2018	82,969	—
USD	2,539,000	SGD	3,442,808	Nomura Global Financial Products Inc	9/19/2018	30,244	—
USD	1,254,890	SGD	1,716,156	Nomura Global Financial Products Inc	12/19/2018	1,966	—
USD	2,539,000	TWD	76,792,055	Nomura Global Financial Products Inc	9/19/2018	34,051	—
USD	1,253,201	TWD	38,207,598	BNP Paribas SA	12/19/2018	—	(1,708)
						$2,045,772	($620,748)
WRITTEN OPTIONS

Options on exchange-traded futures contracts

	Exercise		Expiration	Number of	Notional
Name of issuer	price		date	contracts	amount	Premium	Value
Puts
10-Year U.S. Treasury Bond Futures	USD	120.00	Oct 2018	41	41,000	$26,214	$(21,139)
Euro BUND Futures	EUR	160.00	Sep 2018	63	6,300,000	31,296	(22,572)
Euro BUND Futures	EUR	159.50	Oct 2018	34	3,400,000	34,204	(21,957)
U.S. Treasury Bond Futures	USD	142.00	Sep 2018	31	31,000	18,406	(5,328)
U.S. Treasury Bond Futures	USD	142.00	Oct 2018	20	20,000	13,101	(12,188)
						$123,221	$(83,184)

Foreign currency options

		Exercise		Expiration	Notional
Description	Counterparty (OTC)	price		date	amount*	Premium	Value
Calls
U.S. Dollar versus Brazilian Real	JPMorgan Chase Bank	USD	4.00	Oct 2018	2,490,000	$57,980	$(117,543)
						$57,980	$(117,543)

* For this type of option, notional amounts are equivalent to number of contracts.

The accompanying notes are an integral part of the financial statements.	57

John Hancock Funds II
Portfolio of Investments — August 31, 2018 (showing percentage of total net assets)

Real Return Bond Fund (continued)

Interest rate swaptions

		Floating	Pay/receive
		rate	floating	Exercise	Expiration	Notional
Description	Counterparty (OTC)	index	rate	rate	date	amount*		Premium	Value
Puts
5-Year Interest Rate Swap	Citibank N.A.	3 month USD LIBOR	Pay	3.250%	Dec 2018	USD	12,100,000	$68,365	$(22,899)
								$68,365	$(22,899)

* For this type of option, notional amounts are equivalent to number of contracts.

Credit default swaptions

	Counterparty		Buy/sell	Exercise	Expiration	Notional
Description	(OTC)	Index	protection	rate	date	amount*		Premium	Value
Puts
5-Year Credit Default Swap	BNP Paribas	CDX.O.IG30	Sell	0.900%	Sep 2018	USD	6,700,000	$8,710	$(52)
5-Year Credit Default Swap	Citibank N.A.	CDX.O.IG30	Sell	0.900%	Sep 2018	USD	4,400,000	5,830	(34)
5-Year Credit Default Swap	Citibank N.A.	ITRAXX.O.EU29	Sell	1.045%	Sep 2018	EUR	15,700,000	32,144	(2,180)
5-Year Credit Default Swap	Barclays Bank PLC	ITRAXX.O.EU29	Sell	1.045%	Oct 2018	EUR	8,300,000	10,076	(5,109)
5-Year Credit Default Swap	Barclays Bank PLC	ITRAXX.O.EU29	Sell	1.045%	Nov 2018	EUR	6,900,000	9,556	(10,017)
								$66,316	$(17,392)

* For this type of option, notional amounts are equivalent to number of contracts.

Inflation floors

		Initial		Expiration	Notional
Description	Counterparty (OTC)	index	Exercise index	date	amount*		Premium	Value
Floor- CPURNSA Index	Citibank N.A.	216.687	Maximum of ((1+0.0%)[10] -
			(Final Index/Initial Index)) or $0	Apr 2020	USD	23,900,000	$213,520	—
Floor- YOY CPURNSA Index	JPMorgan Chase Bank	238.812	Maximum of (0.0% - (Final
			Index/Initial Index - 1)) or $0	Mar 2020	USD	5,900,000	66,670	$(4,425)
Floor- YOY CPURNSA Index	JPMorgan Chase Bank	238.643	Maximum of (0.0% - (Final
			Index/Initial Index - 1)) or $0	Oct 2020	USD	3,000,000	55,371	(4,530)
							$335,561	$(8,955)

* For this type of option, notional amounts are equivalent to number of contracts.

Inflation caps

		Initial		Expiration	Notional
Description	Counterparty (OTC)	index	Exercise index	date	amount*		Premium	Value
Cap- CPURNSA Index			Maximum of ((Final Index/Initial
	JPMorgan Chase Bank	233.900	Index - 1) - 4.000%) or $0	Apr 2024	USD	5,700,000	$41,468	$(308)
Cap- CPURNSA Index			Maximum of ((Final Index/Initial
	JPMorgan Chase Bank	234.800	Index - 1) - 4.000%) or $0	May 2024	USD	500,000	3,475	(31)
Cap- Eurostat Eurozone HICP Ex			Maximum of ((Final Index/Initial
Tob	Goldman Sachs Bank USA	117.200	Index - 1) - 3.000%) or $0	Jun 2035	EUR	1,700,000	77,340	(7,647)
							$122,283	$(7,986)

* For this type of option, notional amounts are equivalent to number of contracts.

Interest rate floors

		Strike	Floating	Expiration	Notional
Description	Counterparty (OTC)	rate	rate index	date	amount*		Premium	Value
1 Year Interest Rate Floor	Morgan Stanley Capital
	Group, Inc.	0.000%	3 month USD LIBOR	Jan 2020	USD	102,300,000	$79,283	$(150,097)
							$79,283	$(150,097)

* For this type of option, notional amounts are equivalent to number of contracts.

SWAPS

Interest rate swaps

								Unamortized
					Fixed	Floating		upfront	Unrealized
Counterparty (OTC)/	Notional		Payments	Payments	payment	payment	Maturity	payment paid	appreciation
Centrally cleared	amount	Currency	made	received	frequency	frequency	date	(received)	(depreciation)	Value
Centrally cleared	43,920,000	USD	Fixed 1.750%	USD LIBOR BBA	Semi-Annual	Quarterly	Jun 2020	$802,153	$72,921	$875,074
Centrally cleared	2,700,000	USD	USD LIBOR BBA	Fixed 2.250%	Semi-Annual	Quarterly	Dec 2022	2,926	(73,914)	(70,988)
Centrally cleared	9,300,000	USD	USD LIBOR BBA	Fixed 2.000%	Semi-Annual	Quarterly	Jun 2023	(344,920)	(36,044)	(380,964)
Centrally cleared	70,000,000	JPY	Fixed 1.000%	JPY LIBOR BBA	Semi-Annual	Semi-Annual	Sep 2023	(5,630)	(24,291)	(29,921)
Centrally cleared	8,000,000	USD	USD LIBOR BBA	Fixed 2.655%	Semi-Annual	Quarterly	Oct 2023	—	(95,853)	(95,853)

The accompanying notes are an integral part of the financial statements.	58

John Hancock Funds II
Portfolio of Investments — August 31, 2018 (showing percentage of total net assets)

Real Return Bond Fund (continued)

Interest rate swaps (continued)

								Unamortized
					Fixed	Floating		upfront	Unrealized
Counterparty (OTC)/	Notional		Payments	Payments	payment	payment	Maturity	payment paid	appreciation
Centrally cleared	amount	Currency	made	received	frequency	frequency	date	(received)	(depreciation)	Value
Centrally cleared	4,000,000	USD	USD LIBOR BBA	Fixed 2.670%	Semi-Annual	Quarterly	Nov 2023	—	$(46,677)	$(46,677)
Centrally cleared	4,000,000	USD	USD LIBOR BBA	Fixed 2.681%	Semi-Annual	Quarterly	Dec 2023	—	(45,886)	(45,886)
Centrally cleared	8,200,000	USD	USD LIBOR BBA	Fixed 2.500%	Semi-Annual	Quarterly	Dec 2023	$(70,568)	(92,988)	(163,556)
Centrally cleared	3,600,000	USD	USD LIBOR BBA	Fixed 2.750%	Semi-Annual	Quarterly	Dec 2023	(24,331)	(3,163)	(27,494)
Centrally cleared	4,700,000	USD	Fixed 2.300%	USD LIBOR BBA	Semi-Annual	Quarterly	Apr 2026	(18,330)	154,012	135,682
Centrally cleared	4,800,000	USD	Fixed 1.850%	USD LIBOR BBA	Semi-Annual	Quarterly	Jul 2026	(7,560)	239,755	232,195
Centrally cleared	33,300,000	USD	Fixed 2.000%	USD LIBOR BBA	Semi-Annual	Quarterly	Jul 2026	545,594	849,219	1,394,813
Centrally cleared	39,900,000	USD	Fixed 2.400%	USD LIBOR BBA	Semi-Annual	Quarterly	Dec 2026	247,484	740,979	988,463
Centrally cleared	11,550,000	USD	Fixed 1.750%	USD LIBOR BBA	Semi-Annual	Quarterly	Dec 2026	(279,389)	1,291,606	1,012,217
Centrally cleared	728,000,000	JPY	Fixed 0.300%	JPY LIBOR BBA	Semi-Annual	Semi-Annual	Sep 2027	(12,012)	18,102	6,090
Centrally cleared	290,000,000	JPY	Fixed 0.300%	JPY LIBOR BBA	Semi-Annual	Semi-Annual	Mar 2028	(4,312)	13,071	8,759
Centrally cleared	1,800,000	NZD	Fixed 3.250%	NZD BBR FRA	Semi-Annual	Quarterly	Mar 2028	5,255	(64,470)	(59,215)
Centrally cleared	26,970,000	USD	Fixed 3.100%	USD LIBOR BBA	Semi-Annual	Quarterly	Apr 2028	(82,218)	4,148	(78,070)
Centrally cleared	1,300,000	USD	Fixed 2.250%	USD LIBOR BBA	Semi-Annual	Quarterly	Jun 2028	70,298	6,390	76,688
Centrally cleared	7,850,000	USD	Fixed 2.765%	USD LIBOR BBA	Semi-Annual	Quarterly	Jul 2028	89,938	44,340	134,278
Centrally cleared	5,180,000	GBP	Fixed 1.500%	USD LIBOR BBA	Semi-Annual	Semi-Annual	Sep 2028	131,843	(102,988)	28,855
Centrally cleared	1,040,000,000	JPY	Fixed 0.450%	JPY LIBOR BBA	Semi-Annual	Semi-Annual	Mar 2029	(60,152)	30,887	(29,265)
Centrally cleared	5,800,000	JPY	Fixed 1.500%	JPY LIBOR BBA	Semi-Annual	Semi-Annual	Dec 2045	(17,241)	9,928	(7,313)
				USD Federal
				Funds Rate
Centrally cleared	4,380,000	USD	Fixed 2.000%	Compounded OIS	Annual	Annual	Dec 2047	9,369	491,814	501,183
				USD Federal
				Funds Rate
Centrally cleared	2,856,000	USD	Fixed 2.478%	Compounded OIS	Annual	Annual	Dec 2047	8,648	37,131	45,779
				USD Federal
				Funds Rate
Centrally cleared	670,000	USD	Fixed 2.499%	Compounded OIS	Annual	Annual	Dec 2047	—	7,801	7,801
				USD Federal
				Funds Rate
Centrally cleared	1,000,000	USD	Fixed 2.428%	Compounded OIS	Annual	Annual	Dec 2047	—	26,427	26,427
Centrally cleared	500,000	USD	Fixed 2.150%	USD LIBOR BBA	Semi-Annual	Quarterly	Jun 2048	—	88,532	88,532
Centrally cleared	3,810,000	USD	Fixed 2.500%	USD LIBOR BBA	Semi-Annual	Quarterly	Jun 2048	369,244	28,614	397,858
Centrally cleared	5,810,000	GBP	Fixed 1.750%	GBP LIBOR BBA	Semi-Annual	Semi-Annual	Sep 2048	(361,552)	151,930	(209,622)
Centrally cleared	470,000	USD	Fixed 2.948%	USD LIBOR BBA	Semi-Annual	Quarterly	Oct 2048	—	6,241	6,241
Centrally cleared	1,000,000	USD	Fixed 2.969%	USD LIBOR BBA	Semi-Annual	Quarterly	Oct 2048	—	8,978	8,978
Centrally cleared	300,000	USD	Fixed 2.951%	USD LIBOR BBA	Semi-Annual	Quarterly	Nov 2048	—	3,879	3,879
								$994,537	$3,740,431	$4,734,968

Credit default swaps - Buyer

								Unamortized
								upfront
				USD	Pay	Fixed		payment	Unrealized
Counterparty (OTC)/	Reference	Notional		notional	fixed	payment	Maturity	paid	appreciation
Centrally cleared	obligation	amount	Currency	amount	rate	frequency	date	(received)	(depreciation)	Value
	iTraxx Europe Series 26
Centrally cleared	Version 1	5,400,000	EUR	$6,028,831	1.000%	Quarterly	Dec 2021	$(68,108)	$(66,881)	$(134,989)
	iTraxx Europe Series 28
Centrally cleared	Version 1	14,900,000	EUR	18,061,144	1.000%	Quarterly	Dec 2022	(661,023)	323,747	(337,276)
Centrally cleared	CDX.NA.HY.30	5,163,000	USD	5,163,000	5.000%	Quarterly	Jun 2023	(307,218)	(101,377)	(408,595)
				$29,252,975				$(1,036,349)	$155,489	$(880,860)

Credit default swaps - Seller

									Unamortized
		Implied			USD		Fixed		upfront	Unrealized
Counterparty (OTC)/	Reference	credit	Notional		notional	Received	payment	Maturity	payment paid	appreciation
Centrally cleared	obligation	spread	amount	Currency	amount	fixed rate	frequency	date	(received)	(depreciation)	Value
Citibank N.A.	Federative Republic of Brazil	2.360%	200,000	USD	$200,000	1.000%	Quarterly	Jun 2021	$(9,921)	$3,185	$(6,736)
Credit Suissue International	Federative Republic of Brazil	2.360%	100,000	USD	100,000	1.000%	Quarterly	Jun 2021	(4,039)	671	(3,368)
Deutsche Bank	Republic of Italy	0.848%	2,400,000	USD	2,400,000	1.000%	Quarterly	Mar 2019	(4,531)	11,411	6,880
Deutsche Bank	Federative Republic of Brazil	2.360%	500,000	USD	500,000	1.000%	Quarterly	Jun 2021	(24,684)	7,844	(16,840)
Goldman Sachs International	CMBX.NA.AAA Indices	0.379%	5,100,000	USD	5,100,000	0.500%	Monthly	Oct 2057	(249,701)	284,129	34,428
HSBC Bank USA N.A.	Republic of Argentina	6.376%	300,000	USD	300,000	5.000%	Quarterly	Dec 2018	1,497	295	1,792
HSBC Bank USA N.A.	Federative Republic of Brazil	2.360%	2,600,000	USD	2,600,000	1.000%	Quarterly	Jun 2021	(105,321)	17,754	(87,567)

The accompanying notes are an integral part of the financial statements.	59

John Hancock Funds II
Portfolio of Investments — August 31, 2018 (showing percentage of total net assets)

Real Return Bond Fund (continued)

Credit default swaps - Seller (continued)

									Unamortized
		Implied			USD		Fixed		upfront	Unrealized
Counterparty (OTC)/	Reference	credit	Notional		notional	Received	payment	Maturity	payment paid	appreciation
Centrally cleared	obligation	spread	amount	Currency	amount	fixed rate	frequency	date	(received)	(depreciation)	Value
HSBC Bank USA N.A.	Federative Republic of Brazil	2.664%	1,100,000	USD	1,100,000	1.000%	Quarterly	Jun 2022	$(54,204)	$(6,642)	(60,846)
JPMorgan Chase Bank, N.A.	Federative Republic of Brazil	2.360%	200,000	USD	200,000	1.000%	Quarterly	Jun 2021	(8,150)	1,414	(6,736)
Merrill Lynch International	CMBX.NA.AAA Indices	0.379%	2,100,000	USD	2,100,000	0.500%	Monthly	Oct 2057	(136,944)	151,120	14,176
					$14,600,000				$(595,998)	$471,181	$(124,817)
Centrally cleared	Daimler AG	0.437%	450,000	EUR	551,835	1.000%	Quarterly	Dec 2020	6,191	1,793	7,984
					$551,835				$6,191	$1,793	$7,984
					$15,151,835				$(589,807)	$472,974	$(116,833)

Inflation swaps

									Unamortized
Counterparty						Fixed	Floating		upfront	Unrealized
(OTC)/	Notional		USD notional	Payments	Payments	payment	payment		payment paid	appreciation
Centrally cleared	amount	Currency	amount	made	received	frequency	frequency	Maturity date	(received)	(depreciation)	Value
Bank of America
N.A.	11,700,000	USD	$11,700,000	Fixed 1.570%	USA CPI U	At Maturity	At Maturity	Nov 2020	—	$327,220	$327,220
Deutsche Bank AG	1,100,000	USD	1,100,000	Fixed 2.500%	USA CPI U	At Maturity	At Maturity	Jul 2022	$3,784	(88,163)	(84,379)
Morgan Stanley
Capital
Services LLC	1,900,000	USD	1,900,000	USA CPI U	Fixed 1.800%	At Maturity	At Maturity	Jul 2026	—	(98,207)	(98,207)
Morgan Stanley
Capital
Services LLC	900,000	USD	900,000	USA CPI U	Fixed 1.805%	At Maturity	At Maturity	Sep 2026	—	(45,600)	(45,600)
			$15,600,000						$3,784	$95,250	$99,034
Centrally cleared	2,160,000	USD	2,160,000	Fixed 2.070%	USA CPI U	At Maturity	At Maturity	Mar 2019	69	(6,102)	(6,033)
Centrally cleared	3,740,000	USD	3,740,000	Fixed 1.925%	USA CPI U	At Maturity	At Maturity	May 2019	—	8,435	8,435
Centrally cleared	580,000	EUR	711,341	Fixed 1.000%	FRC EXT CPI	At Maturity	At Maturity	Apr 2020	—	3,710	3,710
Centrally cleared	6,700,000	USD	6,700,000	Fixed 2.168%	USA CPI U	At Maturity	At Maturity	Jul 2020	—	43,832	43,832
Centrally cleared	7,300,000	EUR	8,281,846	Fixed 1.315%	EUR EXT CPI	At Maturity	At Maturity	Aug 2020	1,320	(45,874)	(44,554)
Centrally cleared	10,840,000	EUR	12,543,967	Fixed 1.160%	FRC EXT CPI	At Maturity	At Maturity	Aug 2020	7,107	13,406	20,513
Centrally cleared	4,400,000	USD	4,400,000	Fixed 2.027%	USA CPI U	At Maturity	At Maturity	Nov 2020	—	51,611	51,611
Centrally cleared	4,100,000	USD	4,100,000	Fixed 2.021%	USA CPI U	At Maturity	At Maturity	Nov 2020	—	48,752	48,752
Centrally cleared	2,400,000	EUR	2,793,000	Fixed 1.345%	FRC EXT CPI	At Maturity	At Maturity	Jun 2021	—	3,973	3,973
Centrally cleared	2,700,000	USD	2,700,000	Fixed 1.550%	USA CPI U	At Maturity	At Maturity	Jul 2021	61,328	39,380	100,708
Centrally cleared	2,160,000	USD	2,160,000	Fixed 1.603%	USA CPI U	At Maturity	At Maturity	Sep 2021	44,292	28,526	72,818
Centrally cleared	2,300,000	USD	2,300,000	Fixed 2.069%	USA CPI U	At Maturity	At Maturity	Jul 2022	—	32,979	32,979
Centrally cleared	3,790,000	EUR	4,702,360	FRC EXT CPI	Fixed 1.350%	At Maturity	At Maturity	Jan 2023	1,036	(17,402)	(16,366)
Centrally cleared	13,000,000	USD	13,000,000	Fixed 2.210%	USA CPI U	At Maturity	At Maturity	Feb 2023	—	78,697	78,697
Centrally cleared	8,120,000	USD	8,120,000	Fixed 2.263%	USA CPI U	At Maturity	At Maturity	Apr 2023	(773)	6,918	6,145
Centrally cleared	1,980,000	USD	1,980,000	Fixed 2.263%	USA CPI U	At Maturity	At Maturity	May 2023	—	2,511	2,511
Centrally cleared	3,030,000	USD	3,030,000	Fixed 2.281%	USA CPI U	At Maturity	At Maturity	May 2023	—	(2,981)	(2,981)
Centrally cleared	3,520,000	EUR	4,078,450	FRC EXT CPI	Fixed 1.535%	At Maturity	At Maturity	Jun 2023	—	1,982	1,982
Centrally cleared	2,700,000	USD	2,700,000	USA CPI U	Fixed 1.730%	At Maturity	At Maturity	Jul 2026	(122,662)	(35,179)	(157,841)
Centrally cleared	7,300,000	USD	7,300,000	USA CPI U	Fixed 1.762%	At Maturity	At Maturity	Aug 2026	(304,092)	(86,733)	(390,825)
Centrally cleared	2,160,000	USD	2,160,000	USA CPI U	Fixed 1.801%	At Maturity	At Maturity	Sep 2026	(84,769)	(24,780)	(109,549)
Centrally cleared	1,300,000	USD	1,300,000	USA CPI U	Fixed 1.780%	At Maturity	At Maturity	Sep 2026	(53,623)	(15,297)	(68,920)
Centrally cleared	4,200,000	USD	4,200,000	USA CPI U	Fixed 2.080%	At Maturity	At Maturity	Jul 2027	—	(119,158)	(119,158)
Centrally cleared	2,060,000	USD	2,060,000	USA CPI U	Fixed 2.180%	At Maturity	At Maturity	Sep 2027	—	(43,752)	(43,752)
Centrally cleared	2,000,000	USD	2,000,000	USA CPI U	Fixed 2.150%	At Maturity	At Maturity	Sep 2027	—	(48,869)	(48,869)
Centrally cleared	4,600,000	USD	4,600,000	USA CPI U	Fixed 2.156%	At Maturity	At Maturity	Oct 2027	—	(108,090)	(108,090)
Centrally cleared	1,590,000	EUR	1,974,064	FRC EXT CPI	Fixed 1.575%	At Maturity	At Maturity	Jan 2028	—	175	175
Centrally cleared	6,600,000	USD	6,600,000	USA CPI U	Fixed 2.335%	At Maturity	At Maturity	Feb 2028	13,505	(13,176)	329
Centrally cleared	6,660,000	EUR	8,304,243	FRC EXT CPI	Fixed 1.590%	At Maturity	At Maturity	Feb 2028	(174)	14,691	14,517
Centrally cleared	970,000	EUR	1,208,765	FRC EXT CPI	Fixed 1.606%	At Maturity	At Maturity	Feb 2028	—	4,072	4,072
Centrally cleared	1,600,000	EUR	1,981,601	EUR EXT CPI	Fixed 1.535%	At Maturity	At Maturity	Mar 2028	198	(9,092)	(8,894)
Centrally cleared	2,980,000	USD	2,980,000	USA CPI U	Fixed 2.360%	At Maturity	At Maturity	May 2028	—	6,544	6,544
Centrally cleared	1,980,000	USD	1,980,000	USA CPI U	Fixed 2.353%	At Maturity	At Maturity	May 2028	—	2,921	2,921
Centrally cleared	3,030,000	USD	3,030,000	USA CPI U	Fixed 2.364%	At Maturity	At Maturity	May 2028	—	7,605	7,605
Centrally cleared	3,030,000	EUR	3,542,223	EUR EXT CPI	Fixed 1.620%	At Maturity	At Maturity	May 2028	185	6,659	6,844
Centrally cleared	500,000	USD	500,000	USA CPI U	Fixed 2.370%	At Maturity	At Maturity	Jun 2028	(92)	863	771
Centrally cleared	4,800,000	EUR	5,602,319	FRC EXT CPI	Fixed 1.620%	At Maturity	At Maturity	Jul 2028	—	18,557	18,557
Centrally cleared	1,900,000	GBP	2,335,004	UK RPI	Fixed 3.190%	At Maturity	At Maturity	Apr 2030	(91,802)	71,002	(20,800)
Centrally cleared	2,800,000	GBP	3,415,710	UK RPI	Fixed 3.350%	At Maturity	At Maturity	May 2030	(26,271)	98,978	72,707
Centrally cleared	4,400,000	GBP	5,524,970	UK RPI	Fixed 3.400%	At Maturity	At Maturity	Jun 2030	22,145	123,334	145,479

The accompanying notes are an integral part of the financial statements.	60

John Hancock Funds II
Portfolio of Investments — August 31, 2018 (showing percentage of total net assets)

Real Return Bond Fund (continued)

Inflation swaps (continued)

									Unamortized
Counterparty						Fixed	Floating		upfront	Unrealized
(OTC)/	Notional		USD notional	Payments	Payments	payment	payment		payment paid	appreciation
Centrally cleared	amount	Currency	amount	made	received	frequency	frequency	Maturity date	(received)	(depreciation)	Value
Centrally cleared	5,570,000	GBP	$7,204,811	UK RPI	Fixed 3.325%	At Maturity	At Maturity	Aug 2030	$(20,348)	$67,575	$47,227
Centrally cleared	600,000	GBP	740,060	UK RPI	Fixed 3.140%	At Maturity	At Maturity	Apr 2031	(53,749)	15,495	(38,254)
Centrally cleared	3,700,000	GBP	4,668,104	UK RPI	Fixed 3.100%	At Maturity	At Maturity	Jun 2031	(330,088)	17,441	(312,647)
Centrally cleared	3,410,000	GBP	4,414,660	UK RPI	Fixed 3.530%	At Maturity	At Maturity	Oct 2031	54,638	49,422	104,060
Centrally cleared	4,350,000	GBP	5,684,014	UK RPI	Fixed 3.470%	At Maturity	At Maturity	Sep 2032	(21,382)	87,657	66,275
Centrally cleared	1,100,000	EUR	1,353,235	Fixed 1.710%	EUR EXT CPI	At Maturity	At Maturity	Mar 2033	(1,553)	382	(1,171)
Centrally cleared	500,000	GBP	651,675	UK RPI	Fixed 3.358%	At Maturity	At Maturity	Apr 2035	(10,317)	17,988	7,671
Centrally cleared	1,220,000	EUR	1,513,655	FRC EXT CPI	Fixed 1.910%	At Maturity	At Maturity	Jan 2038	3,145	29,001	32,146
Centrally cleared	1,190,000	GBP	1,494,549	Fixed 3.585%	UK RPI	At Maturity	At Maturity	Oct 2046	(96,759)	(33,060)	(129,819)
Centrally cleared	3,160,000	GBP	4,322,786	Fixed 3.428%	UK RPI	At Maturity	At Maturity	Mar 2047	165,786	(130,251)	35,535
Centrally cleared	1,100,000	EUR	1,353,235	EUR EXT CPI	Fixed 1.946%	At Maturity	At Maturity	Mar 2048	3,011	(5,048)	(2,037)
			$196,200,647						$(840,689)	$260,230	$(580,459)
			$211,800,647						$(836,905)	$355,480	$(481,425)

Derivatives Currency Abbreviations

AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CNY	Chinese Yuan Renminbi
COP	Colombian Peso
EUR	Euro
GBP	Pound Sterling
IDR	Indonesian Rupiah
INR	Indian Rupee
JPY	Japanese Yen
KRW	Korean Won
MXN	Mexican Peso
NZD	New Zealand Dollar
SGD	Singapore Dollar
TWD	New Taiwan Dollar
USD	U.S. Dollar

Derivatives Abbreviations

BBA	The British Banker’s Association
BBR	Bank Bill Rate
CPI	Consumer Price Index
LIBOR	London Interbank Offered Rate
OIS	Overnight Index Swap
RPI	Retail Price Index

OTC is an abbreviation for over-the-counter. See Notes to financial statements regarding investment transactions and other derivatives information.

Short Term Government Income Fund

	Shares or
	Principal
	Amount	Value
U.S. GOVERNMENT AND AGENCY
OBLIGATIONS – 95.4%
U.S. Government – 31.5%
U.S. Treasury Notes
1.125%, 06/30/2021	$6,045,000	$5,788,560
1.250%, 06/30/2019 to 03/31/2021	14,730,000	14,363,710
1.375%, 09/30/2020	2,855,000	2,782,175
1.500%, 05/15/2020	6,590,000	6,468,239
1.625%, 06/30/2020	30,450,000	29,907,609
1.750%, 11/30/2021	6,715,000	6,514,337
1.875%, 04/30/2022 to 07/31/2022	29,155,000	28,236,194
2.625%, 06/30/2023	11,255,000	11,191,251
2.750%, 08/15/2021 to 07/31/2023	12,935,000	12,943,142
		118,195,217

Short Term Government Income Fund (continued)

	Shares or
	Principal
	Amount	Value
U.S. GOVERNMENT AND AGENCY
OBLIGATIONS (continued)
U.S. Government Agency – 63.9%
Federal Agricultural Mortgage Corp.
0.970%, 07/26/2019	$7,370,000	$7,269,893
1.430%, 04/18/2019	5,250,000	5,219,393
1.640%, 04/17/2020	7,095,000	6,972,576
1.675%, 02/24/2020	3,760,000	3,704,089
1.750%, 06/15/2020	3,775,000	3,708,990
2.000%, 01/15/2021	10,055,000	9,867,917
Federal Farm Credit Bank
1.290%, 07/13/2020	3,590,000	3,498,006
1.440%, 08/16/2021	4,680,000	4,501,748
1.680%, 04/05/2021	4,290,000	4,174,088
1.950%, 11/02/2021	9,500,000	9,254,891
2.090%, 11/15/2021	4,800,000	4,656,811

The accompanying notes are an integral part of the financial statements.	61

John Hancock Funds II
Portfolio of Investments — August 31, 2018 (showing percentage of total net assets)

Short Term Government Income Fund (continued)

	Shares or Principal Amount	Value
U.S. GOVERNMENT AND AGENCY
OBLIGATIONS (continued)
U.S. Government Agency (continued)
Federal Farm Credit Bank (continued)
2.230%, 11/15/2022	$8,880,000	$8,651,855
3.000%, 06/29/2022	4,530,000	4,530,005
Federal Home Loan Bank
1.125%, 10/11/2019	4,345,000	4,277,309
1.550%, 10/26/2020	4,075,000	3,971,332
1.700%, 04/26/2021	4,450,000	4,327,598
1.750%, 07/13/2020	9,745,000	9,585,357
1.875%, 11/29/2021	10,000,000	9,734,290
1.950%, 11/05/2020	3,300,000	3,238,716
2.260%, 10/04/2022	5,690,000	5,582,761
Federal Home Loan Mortgage Corp.
1.250%, 07/26/2019	3,590,000	3,550,883
1.300%, 08/23/2019	5,800,000	5,732,476
1.375%, 08/15/2019 to 04/20/2020	9,710,000	9,597,610
1.765%, 06/26/2020	8,195,000	8,049,211
2.000%, 11/20/2020 to 02/26/2021	14,045,000	13,802,300
3.000%, 07/01/2030 to 09/01/2032	4,565,278	4,536,460
3.500%, 06/01/2030 to 05/01/2033	18,428,213	18,674,427
5.500%, 07/01/2040	642,807	700,634
Federal National Mortgage Association
1.250%, 08/23/2019	5,745,000	5,675,658
1.500%, 11/30/2020	9,430,000	9,188,017
1.900%, 11/24/2020	3,800,000	3,726,318
1.950%, 11/09/2020	5,740,000	5,641,450
2.500%, 10/01/2027	1,031,079	1,012,387
3.000%, 01/01/2027 to 03/01/2031	14,603,855	14,554,864
3.500%, 12/01/2025 to 03/01/2032	6,048,592	6,124,962
5.500%, 05/01/2034 to 08/01/2040	875,106	953,558
6.500%, 01/01/2039	511,923	576,701
Tennessee Valley Authority
3.875%, 02/15/2021	10,745,000	11,020,760
		239,846,301
TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS
(Cost $365,479,371)		$358,041,518

COLLATERALIZED MORTGAGE
OBLIGATIONS – 2.6%
U.S. Government Agency – 2.6%
Federal Home Loan Mortgage Corp.
Series 4482, Class MA,
2.000%, 04/15/2031	457,262	449,625
Series K017, Class X1 IO,
1.484%, 12/25/2021	19,262,642	681,701
Series K018, Class X1 IO,
1.501%, 01/25/2022	2,429,386	87,723
Series K022, Class X1 IO,
1.365%, 07/25/2022	7,029,817	280,050
Series K026, Class X1 IO,
1.127%, 11/25/2022	2,999,620	102,629
Series K030, Class X1 IO,
0.312%, 04/25/2023	129,969,336	1,050,308
Series K038, Class X1 IO,
1.322%, 03/25/2024	4,752,308	250,180
Series K706, Class X1 IO,
1.694%, 10/25/2018	2,162,316	706
Series K707, Class X1 IO,
1.629%, 12/25/2018	927,226	1,666
Series K709, Class X1 IO,
1.628%, 03/25/2019	1,999,961	8,603
Series K710, Class X1 IO,
1.858%, 05/25/2019	2,629,437	18,510
Series K711, Class X1 IO,
1.798%, 07/25/2019	4,947,785	38,707

Short Term Government Income Fund (continued)

	Shares or Principal Amount	Value
COLLATERALIZED MORTGAGE
OBLIGATIONS (continued)
U.S. Government Agency (continued)
Federal Home Loan
Mortgage Corp. (continued)
Series K715, Class X1 IO,
1.260%, 01/25/2021	$14,825,628	$323,095
Series K718, Class X1 IO,
0.760%, 01/25/2022	14,077,188	254,599
Federal National Mortgage Association
Series 2013-100, Class CA,
4.000%, 03/25/2039	735,797	746,240
Series 2014-28, Class BD,
3.500%, 08/25/2043	1,168,126	1,176,912
Government National
Mortgage Association
Series 2012-114, Class IO,
0.785%, 01/16/2053	976,656	51,585
Series 2017-109, Class IO,
0.611%, 04/16/2057	2,636,674	149,191
Series 2017-124, Class IO,
0.706%, 01/16/2059	3,258,012	213,109
Series 2017-135, Class IO,
0.840%, 10/16/2058	2,601,645	181,397
Series 2017-140, Class IO,
0.609%, 02/16/2059	1,903,712	117,128
Series 2017-159, Class IO,
0.545%, 06/16/2059	2,931,761	164,389
Series 2017-169, Class IO,
0.733%, 01/16/2060	5,664,872	373,606
Series 2017-20, Class IO,
0.748%, 12/16/2058	3,443,632	211,793
Series 2017-3, Class IO,
0.908%, 09/16/2058	3,191,624	240,129
Series 2017-41, Class IO,
0.791%, 07/16/2058	2,408,345	169,141
Series 2017-46, Class IO,
0.619%, 11/16/2057	2,604,344	155,498
Series 2017-61, Class IO,
0.768%, 05/16/2059	1,547,959	116,665
Series 2017-74, Class IO,
0.778%, 09/16/2058	3,396,763	210,868
Series 2017-89, Class IO,
0.765%, 07/16/2059	3,430,116	252,676
Series 2018-081, Class IO,
0.448%, 01/16/2060	6,313,989	337,134
Series 2018-114, Class IO,
0.540%, 04/16/2060	5,695,000	334,217
Series 2018-68, Class IO,
0.479%, 01/16/2060	7,146,309	374,293
Series 2018-69, Class IO,
0.535%, 04/16/2060	6,322,344	391,533
Series 2018-9, Class IO,
0.558%, 01/16/2060	3,369,360	193,188
		9,708,794
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
(Cost $10,157,666)		$9,708,794

SHORT-TERM INVESTMENTS – 1.8%
U.S. Government Agency – 0.6%
Federal Agricultural Mortgage Corp.
Discount Note
1.830%, 09/04/2018 *	484,000	484,000
Federal Home Loan Bank Discount Note
1.830%, 09/04/2018 *	1,924,000	1,924,000
		2,408,000

The accompanying notes are an integral part of the financial statements.	62

John Hancock Funds II
Portfolio of Investments — August 31, 2018 (showing percentage of total net assets)

Short Term Government Income Fund (continued)

	Shares or Principal Amount	Value
SHORT-TERM INVESTMENTS (continued)
Repurchase agreement – 1.2%
Barclays Tri-Party Repurchase
Agreement dated 8-31-18 at 1.940%
to be repurchased at $4,125,889 on
9-4-18, collateralized by $3,962,700
U.S. Treasury Inflation Indexed Notes,
0.125% due 4-15-20 (valued at
$4,208,465, including interest)	$4,125,000	$4,125,000
Repurchase Agreement with State Street
Corp. dated 8-31-18 at 0.900% to be
repurchased at $176,018 on 9-4-18,
collateralized by $190,000
U.S. Treasury Notes, 1.750% due
5-31-22 (valued at $184,097,
including interest	176,000	$176,000
		4,301,000
TOTAL SHORT-TERM INVESTMENTS (Cost $6,708,633)		$6,709,000
Total Investments (Short Term Government Income Fund)
(Cost $382,345,670) – 99.8%		$374,459,312
Other assets and liabilities, net – 0.2%		700,420
TOTAL NET ASSETS – 100.0%		$375,159,732

Security Abbreviations and Legend

IO	Interest-Only Security - (Interest Tranche of Stripped Mortgage Pool). Rate shown is the annualized yield at the end of the period.
*	Yield represents either the annualized yield at the date of purchase, the stated coupon rate or, for floating rate securities, the rate at period end.

Total Return Fund

	Shares or Principal Amount	Value
U.S. GOVERNMENT AND AGENCY
OBLIGATIONS – 75.8%
U.S. Government – 17.2%
U.S. Treasury Bonds
2.500%, 02/15/2045	$20,300,000	$18,358,813
2.750%, 08/15/2042 to 11/15/2042	52,300,000	49,903,992
2.875%, 05/15/2043	10,800,000	10,525,781
3.000%, 05/15/2042 to 02/15/2048	40,200,000	40,040,848
3.125%, 02/15/2043 to 08/15/2044	51,600,000	52,549,000
3.375%, 05/15/2044	13,700,000	14,560,531
3.625%, 08/15/2043 to 02/15/2044	12,300,000	13,602,953
3.750%, 11/15/2043	14,900,000	16,810,809
4.250%, 05/15/2039	1,500,000	1,797,480
4.375%, 05/15/2040	3,600,000	4,396,781
4.500%, 08/15/2039	2,400,000	2,971,031
4.625%, 02/15/2040	2,100,000	2,646,410
U.S. Treasury Notes
1.875%, 07/31/2022 to 08/31/2022 (A)	20,600,000	19,937,790
2.000%, 10/31/2022 (A)	800,000	776,688
2.125%, 09/30/2024 (A)	54,600,000	52,561,031
2.250%, 08/15/2027	52,400,000	49,878,250
2.375%, 05/15/2027	28,400,000	27,367,172
		378,685,360
U.S. Government Agency – 58.6%
Federal Home Loan Mortgage Corp.
3.500%, TBA (B)	10,000,000	9,942,137
3.551%, (12 month LIBOR +
1.801%), 11/01/2035 (C)	22,040	23,071
4.000%, TBA (B)	24,000,000	24,437,510
4.000%, 05/01/2029 to 09/01/2035	422,417	434,187

Total Return Fund (continued)

	Shares or Principal Amount	Value
U.S. GOVERNMENT AND AGENCY
OBLIGATIONS (continued)
U.S. Government Agency (continued)
Federal Home Loan
Mortgage Corp. (continued)
4.078%, (1 Year CMT + 2.700%),
01/01/2029 (C)	$12,523	$13,000
4.427%, (12 month LIBOR +
1.792%), 06/01/2034 (C)	29,769	31,281
4.500%, TBA (B)	11,000,000	11,426,613
4.500%, 10/01/2025 to 10/01/2041	238,704	249,599
5.500%, 04/01/2035 to 01/01/2040	737,793	804,082
6.000%, 08/01/2022 to 05/01/2040	9,627,693	10,647,695
Federal National Mortgage Association
2.310%, 08/01/2022	3,126,860	3,047,829
2.640%, 06/01/2022	3,620,029	3,576,257
2.853%, (12 month Treasury Average
Index + 1.200%), 06/01/2043 (C)	222,071	224,961
2.870%, 09/01/2027	3,010,680	2,891,171
2.940%, 07/01/2022	1,449,635	1,445,988
3.000%, TBA (B)	249,000,000	241,486,289
3.000%, 04/01/2022 to 05/01/2022	95,776	95,958
3.008%, (12 month LIBOR +
1.258%), 11/01/2034 (C)	68,164	70,015
3.053%, (12 month Treasury Average
Index + 1.400%), 10/01/2040 (C)	21,709	22,116
3.155%, 05/01/2022	4,995,165	5,020,663
3.330%, 11/01/2021	300,559	303,711
3.384%, (12 month LIBOR +
1.565%), 01/01/2035 (C)	27,785	28,824
3.448%, (12 month Treasury Average
Index + 1.821%), 11/01/2035 (C)	57,679	59,712
3.486%, (12 month LIBOR +
1.736%), 09/01/2035 (C)	35,890	37,584
3.500%, TBA (B)	392,000,000	389,358,072
3.500%, 01/01/2021 to 10/01/2030	1,983,692	2,009,602
3.741%, (1 Year CMT + 2.182%),
09/01/2035 (C)	501,545	528,428
3.917%, (12 month LIBOR +
1.506%), 05/01/2035 (C)	74,769	77,458
3.993%, (COFI + 1.254%),
05/01/2036 (C)	195,114	198,384
4.000%, TBA (B)	448,000,000	455,655,182
4.000%, 09/01/2018 to 08/01/2041	7,162,735	7,338,974
4.044%, (1 Year CMT + 2.238%),
01/01/2036 (C)	3,027,326	3,169,335
4.050%, (1 Year CMT + 2.175%),
03/01/2035 (C)	4,644	4,886
4.303%, (12 month LIBOR +
1.678%), 05/01/2035 (C)	24,928	26,019
4.392%, (12 month LIBOR +
1.715%), 06/01/2035 (C)	121,500	127,650
4.500%, TBA (B)	14,000,000	14,519,994
4.500%, 03/01/2019 to 07/01/2042	5,665,884	5,907,209
4.516%, (12 month LIBOR +
1.777%), 07/01/2034 (C)	43,371	45,418
5.000%, TBA (B)	5,000,000	5,286,194
5.000%, 03/01/2023 to 05/01/2041	1,505,581	1,601,736
5.500%, 03/01/2021 to 09/01/2041	25,624,112	27,859,730
6.000%, TBA (B)	1,000,000	1,083,981
6.000%, 03/01/2021 to 05/01/2041	8,360,959	9,195,608
6.500%, 03/01/2036 to 11/01/2037	4,095	4,620
Government National
Mortgage Association
2.750%, (1 Year CMT + 1.500%),
09/20/2021 (C)	5,110	5,139
3.000%, 12/15/2044	551,620	541,789

The accompanying notes are an integral part of the financial statements.	63

John Hancock Funds II
Portfolio of Investments — August 31, 2018 (showing percentage of total net assets)

Total Return Fund (continued)

		Shares or Principal Amount	Value
U.S. GOVERNMENT AND AGENCY
OBLIGATIONS (continued)
U.S. Government Agency (continued)
Government National
Mortgage Association (continued)
3.125%, (1 Year CMT + 1.500%),
10/20/2029 to 11/20/2029 (C)		$81,733	$83,564
3.375%, (1 Year CMT + 1.500%),
02/20/2024 to 02/20/2032 (C)		151,506	154,582
3.500%, TBA (B)		21,000,000	21,058,812
3.625%, (1 Year CMT + 1.500%),
05/20/2023 to 05/20/2030 (C)		64,087	64,971
4.000%, TBA (B)		14,500,000	14,826,307
4.000%, 10/20/2044		49,423	50,884
5.000%, TBA (B)		8,000,000	8,342,206
5.000%, 10/15/2033 to 09/15/2040		6,565,808	7,039,422
U.S. Small Business Administration
5.130%, 09/01/2023		11,395	11,762
5.520%, 06/01/2024		201,389	208,384
			1,292,706,555
TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS
(Cost $1,690,314,348)			$1,671,391,915

FOREIGN GOVERNMENT OBLIGATIONS – 2.2%
Argentina – 0.3%
Republic of Argentina
6.250%, 04/22/2019		6,850,000	6,695,875
Canada – 0.5%
Province of Ontario
1.650%, 09/27/2019		5,500,000	5,438,529
3.150%, 06/02/2022	CAD	1,400,000	1,097,568
4.400%, 04/14/2020		$800,000	819,896
Province of Quebec
3.500%, 07/29/2020		1,000,000	1,011,393
3.500%, 12/01/2022	CAD	600,000	477,876
4.250%, 12/01/2021		2,800,000	2,268,558
			11,113,820
Greece – 0.2%
Republic of Greece
4.750%, 04/17/2019 (D)	EUR	3,700,000	4,385,322
Japan – 0.6%
Japan Bank for International Cooperation
2.875%, 07/21/2027		$6,600,000	6,393,239
Japan Finance Organization for
Municipalities
2.625%, 04/20/2022 (D)		7,000,000	6,837,681
			13,230,920
Qatar – 0.6%
Government of Qatar
4.500%, 04/23/2028 (D)		6,000,000	6,117,726
5.103%, 04/23/2048 (D)		5,700,000	5,861,823
			11,979,549
TOTAL FOREIGN GOVERNMENT OBLIGATIONS (Cost
$49,509,009)			$47,405,486

CORPORATE BONDS – 47.4%
Consumer discretionary – 4.6%
Amazon.com, Inc.
3.150%, 08/22/2027		3,900,000	3,763,620
Charter Communications Operating LLC
3.579%, 07/23/2020		5,000,000	5,014,548
4.464%, 07/23/2022		8,380,000	8,547,315
Daimler Finance North America LLC
2.300%, 02/12/2021 (D)		4,000,000	3,900,598
3.100%, 05/04/2020 (D)		5,700,000	5,689,036

Total Return Fund (continued)

	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Consumer discretionary (continued)
Daimler Finance North
America LLC (continued)
3.350%, 05/04/2021 (D)	$5,700,000	$5,699,024
Daimler Finance North America LLC (3
month LIBOR + 0.430%) 2.768%,
02/12/2021 (C)(D)	11,800,000	11,803,090
Discovery Communications LLC
5.625%, 08/15/2019	300,000	307,379
Ford Motor Credit Company LLC
2.343%, 11/02/2020	5,200,000	5,040,429
2.551%, 10/05/2018	7,566,000	7,564,109
2.597%, 11/04/2019	4,100,000	4,060,722
General Motors Financial Company, Inc.
2.450%, 11/06/2020	5,800,000	5,668,095
3.150%, 01/15/2020	4,300,000	4,302,064
3.200%, 07/13/2020	3,300,000	3,289,266
General Motors Financial Company, Inc.
(3 month LIBOR + 0.930%) 3.267%,
04/13/2020 (C)	6,500,000	6,545,615
McDonald’s Corp. (3 month LIBOR +
0.430%) 2.769%, 10/28/2021 (C)	5,600,000	5,623,444
Sands China, Ltd.
4.600%, 08/08/2023 (D)	5,800,000	5,848,991
5.125%, 08/08/2025 (D)	5,800,000	5,833,956
Wynn Las Vegas LLC
5.500%, 03/01/2025 (D)	2,800,000	2,770,320
		101,271,621
Consumer staples – 1.4%
BAT Capital Corp.
2.764%, 08/15/2022 (D)	3,600,000	3,487,289
3.557%, 08/15/2027 (D)	5,500,000	5,151,654
Campbell Soup Company
4.250%, 04/15/2021	500,000	507,179
Keurig Dr Pepper, Inc.
4.057%, 05/25/2023 (D)	5,700,000	5,732,182
Mondelez International, Inc.
3.625%, 05/07/2023	5,600,000	5,590,469
Philip Morris International, Inc.
2.375%, 08/17/2022	6,800,000	6,561,019
Reckitt Benckiser Treasury Services PLC
2.375%, 06/24/2022 (D)	3,700,000	3,570,534
		30,600,326
Energy – 1.1%
Andeavor Logistics LP
5.500%, 10/15/2019	1,695,000	1,730,765
Enbridge, Inc. (3 month LIBOR +
0.700%) 3.041%, 06/15/2020 (C)	5,300,000	5,320,251
Energy Transfer Partners LP
4.500%, 11/01/2023	4,500,000	4,583,700
Kerr-McGee Corp.
6.950%, 07/01/2024	2,363,000	2,695,297
Odebrecht Drilling Norbe VIII/IX, Ltd.
6.350%, 12/01/2021 (D)	2,287,333	2,235,891
Odebrecht Drilling Norbe VIII/IX, Ltd.
(7.350% Cash or 6.350% PIK)
7.350%, 12/01/2026 (D)	3,999,777	2,179,878
Odebrecht Offshore Drilling
Finance, Ltd.
6.720%, 12/01/2022 (D)	122,566	115,214
Odebrecht Offshore Drilling
Finance, Ltd. (1.000% Cash or
6.720% PIK) 7.720%, 12/01/2026 (D)	395,296	106,734
Odebrecht Oil & Gas Finance, Ltd.
0.000%, 10/01/2018 (D)(E)	2,223,425	16,676

The accompanying notes are an integral part of the financial statements.	64

John Hancock Funds II
Portfolio of Investments — August 31, 2018 (showing percentage of total net assets)

Total Return Fund (continued)

		Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Energy (continued)
ONEOK Partners LP
8.625%, 03/01/2019		$2,900,000	$2,979,806
Petrobras Global Finance BV
6.125%, 01/17/2022		2,409,000	2,459,589
			24,423,801
Financials – 29.9%
AerCap Ireland Capital DAC
3.500%, 01/15/2025		5,800,000	5,534,862
4.125%, 07/03/2023		4,000,000	3,991,825
4.450%, 10/01/2025		5,800,000	5,800,693
Ally Financial, Inc.
4.750%, 09/10/2018		8,700,000	8,700,870
Ambac LSNI LLC (3 month LIBOR +
5.000%) 7.337%, 02/12/2023 (C)(D)		5,399,811	5,467,309
American Express Company
3.375%, 05/17/2021		5,600,000	5,618,758
American International Group, Inc.
6.400%, 12/15/2020		1,900,000	2,031,478
Aviation Capital Group LLC
3.875%, 05/01/2023 (D)		5,600,000	5,589,824
Banco do Brasil SA
6.000%, 01/22/2020 (D)		2,800,000	2,873,528
Bank of America Corp.
2.650%, 04/01/2019		2,800,000	2,801,082
3.300%, 01/11/2023		3,400,000	3,373,642
Bank of America Corp. (3 month LIBOR
+ 0.650%) 2.987%, 10/01/2021 (C)		7,000,000	7,039,989
Bank of America Corp. (3 month LIBOR
+ 0.790%) 3.108%, 03/05/2024 (C)		3,400,000	3,387,862
Bank of America Corp. (3 month LIBOR
+ 1.000%) 3.342%, 04/24/2023 (C)		4,400,000	4,452,556
Bank of America Corp. (3.864% to
7-23-23, then 3 month LIBOR +
0.940%) 07/23/2024		5,800,000	5,826,639
Barclays Bank PLC (14.000% to
6-15-19, then 3 month GBP LIBOR +
13.400%) 06/15/2019 (E)	GBP	600,000	845,000
Barclays PLC (3 month LIBOR +
1.625%) 3.956%, 01/10/2023 (C)		$4,600,000	4,683,794
Barclays PLC (3 month LIBOR +
2.110%) 4.450%, 08/10/2021 (C)		10,400,000	10,806,713
Barclays PLC (5 Year U.S. Swap Rate +
4.842%) 3.200%, 08/10/2021		5,700,000	5,606,069
Barclays PLC (6.500% to 9-15-19, then
5 Year Euro Swap Rate + 5.875%)
09/15/2019 (E)	EUR	1,800,000	2,161,315
Barclays PLC (7.000% to 9-15-19, then
5 Year British Pound Swap Rate +
5.084%) 09/15/2019 (E)	GBP	1,800,000	2,370,061
Barclays PLC (7.750% to 9-15-23, then
5 Year U.S. Swap Rate + 4.842%)
09/15/2023 (E)		$5,500,000	5,548,400
Barclays PLC (7.875% to 9-15-22, then
5 Year British Pound Swap Rate +
6.099%) 09/15/2022 (E)	GBP	4,300,000	5,936,960
BBVA Bancomer SA
6.500%, 03/10/2021 (D)		$1,500,000	1,567,500
Blackstone CQP Holdco LP
6.000%, 08/18/2021 (D)		4,600,000	4,553,871
6.500%, 03/20/2021 (D)		11,800,000	11,831,386
Boston Properties LP
3.850%, 02/01/2023		5,200,000	5,249,967
Capital One Financial Corp.
2.400%, 10/30/2020		5,800,000	5,692,213
4.250%, 04/30/2025		5,000,000	5,022,680

Total Return Fund (continued)

	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Financials (continued)
Capital One Financial Corp. (3 month
LIBOR + 0.450%) 2.789%,
10/30/2020 (C)	$5,800,000	$5,787,896
CIT Group, Inc.
3.875%, 02/19/2019	1,300,000	1,307,150
Citibank N.A.
3.050%, 05/01/2020	7,900,000	7,900,888
3.400%, 07/23/2021	5,800,000	5,811,934
Citibank N.A. (3 month LIBOR +
0.320%) 2.663%, 05/01/2020 (C)	7,900,000	7,906,373
Citigroup, Inc.
2.700%, 10/27/2022	200,000	193,227
2.750%, 04/25/2022	6,600,000	6,431,894
2.900%, 12/08/2021	5,000,000	4,924,729
Citigroup, Inc. (3 month LIBOR +
0.960%) 3.295%, 04/25/2022 (C)	6,600,000	6,697,237
Compass Bank
3.500%, 06/11/2021	5,600,000	5,589,988
Cooperatieve Rabobank UA
4.375%, 08/04/2025	1,500,000	1,495,230
Corp. Financiera de Desarrollo SA
3.250%, 07/15/2019 (D)	4,100,000	4,100,000
Credit Suisse Group Funding
Guernsey, Ltd.
3.450%, 04/16/2021	2,900,000	2,892,953
3.750%, 03/26/2025	5,800,000	5,631,048
3.800%, 09/15/2022 to 06/09/2023	9,300,000	9,263,576
Deutsche Bank AG
3.300%, 11/16/2022	8,200,000	7,792,965
3.950%, 02/27/2023	4,200,000	4,085,743
4.250%, 10/14/2021	7,800,000	7,763,426
Deutsche Bank AG (3 month LIBOR +
0.970%) 3.307%, 07/13/2020 (C)	3,700,000	3,680,166
Deutsche Bank AG (3 month LIBOR +
1.910%) 4.250%, 05/10/2019 (C)	8,400,000	8,455,012
Goldman Sachs Bank USA
3.200%, 06/05/2020	5,000,000	5,018,939
Goodman US Finance Three LLC
3.700%, 03/15/2028 (D)	5,000,000	4,754,481
HSBC Holdings PLC
3.400%, 03/08/2021	5,300,000	5,300,310
HSBC Holdings PLC (3 month LIBOR +
2.240%) 4.561%, 03/08/2021 (C)	4,100,000	4,275,533
HSBC Holdings PLC (3.033% to
11-22-22, then 3 month LIBOR +
0.923%) 11/22/2023	7,400,000	7,167,964
ING Bank NV
2.625%, 12/05/2022 (D)	3,000,000	2,931,870
Jefferies Finance LLC
7.375%, 04/01/2020 (D)	3,500,000	3,561,250
JPMorgan Chase & Co.
2.400%, 06/07/2021	4,400,000	4,310,841
2.750%, 06/23/2020	9,100,000	9,052,319
JPMorgan Chase & Co. (3 month
LIBOR + 0.610%) 2.945%,
06/18/2022 (C)	6,700,000	6,719,450
JPMorgan Chase Bank N.A. (3 month
LIBOR + 0.250%) 2.588%,
02/13/2020 (C)	7,000,000	7,005,180
JPMorgan Chase Bank N.A. (3.086% to
4-26-20, then 3 month LIBOR +
0.350%) 04/26/2021	14,300,000	14,288,169
Lloyds Bank PLC
2.400%, 03/17/2020	1,500,000	1,483,266
The accompanying notes are an integral part of the financial statements.	65

John Hancock Funds II
Portfolio of Investments — August 31, 2018 (showing percentage of total net assets)

Total Return Fund (continued)

		Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Financials (continued)
Lloyds Bank PLC (12.000% to 12-16-24,
then 3 month LIBOR + 11.756%)
12/16/2024 (D)(E)		$10,220,000	$12,394,039
Lloyds Banking Group PLC
4.375%, 03/22/2028		5,800,000	5,706,799
Lloyds Banking Group PLC (3 month
LIBOR + 0.800%) 3.130%,
06/21/2021 (C)		5,900,000	5,919,790
Lloyds Banking Group PLC (7.000% to
6-27-19, then 5 Year British Pound
Swap Rate + 5.060%) 06/27/2019 (E)	GBP	2,200,000	2,928,829
LoanCore Capital Markets LLC
6.875%, 06/01/2020 (D)		$3,800,000	3,857,000
Mitsubishi UFJ Financial Group, Inc.
3.455%, 03/02/2023		3,600,000	3,582,749
Mitsubishi UFJ Financial Group, Inc. (3
month LIBOR + 1.880%) 4.180%,
03/01/2021 (C)		2,057,000	2,128,650
Mitsubishi UFJ Trust & Banking Corp.
2.450%, 10/16/2019 (D)		3,000,000	2,981,356
Mizuho Bank, Ltd.
2.400%, 03/26/2020 (D)		1,000,000	988,907
National Australia Bank, Ltd.
2.250%, 03/16/2021 (D)		4,700,000	4,599,342
Nationwide Building Society (4.363% to
8-1-23, then 3 month LIBOR +
1.392%) 08/01/2024 (D)		5,100,000	5,128,264
Navient Corp.
4.875%, 06/17/2019		2,800,000	2,818,900
New York Life Global Funding
2.900%, 01/17/2024 (D)		6,100,000	5,916,206
Nordea Kredit Realkreditaktieselskab
1.000%, 10/01/2018	DKK	262,700,000	40,925,397
Nykredit Realkredit A/S
1.000%, 10/01/2018		36,400,000	5,670,515
2.000%, 10/01/2018		25,700,000	4,006,226
Preferred Term Securities XVI, Ltd. (3
month LIBOR + 0.500%) 2.841%,
03/23/2035 (C)(D)		$4,426,939	4,213,118
Realty Income Corp.
3.250%, 10/15/2022		7,600,000	7,532,323
Regions Bank (3.374% to 8-13-20, then
3 month LIBOR + 0.500%)
08/13/2021		5,600,000	5,600,781
Royal Bank of Canada
2.300%, 03/22/2021		4,700,000	4,608,928
Santander Holdings USA, Inc.
3.400%, 01/18/2023		3,900,000	3,789,637
Santander UK Group Holdings PLC
2.875%, 08/05/2021		4,200,000	4,100,834
Simon Property Group LP
2.750%, 06/01/2023		8,400,000	8,156,480
Skandinaviska Enskilda Banken AB
3.250%, 05/17/2021 (D)		5,700,000	5,679,588
Skandinaviska Enskilda Banken AB (3
month LIBOR + 0.430%) 2.742%,
05/17/2021 (C)(D)		5,600,000	5,604,967
Springleaf Finance Corp.
6.125%, 05/15/2022		2,000,000	2,055,000
6.875%, 03/15/2025		4,600,000	4,601,380
Sprint Spectrum Company LLC
4.738%, 03/20/2025 (D)		5,300,000	5,300,000
Sumitomo Mitsui Banking Corp.
2.514%, 01/17/2020		6,000,000	5,950,934

Total Return Fund (continued)

	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Financials (continued)
Sumitomo Mitsui Banking Corp. (3
month LIBOR + 0.310%) 2.643%,
10/18/2019 (C)	$7,000,000	$7,010,080
Sumitomo Mitsui Financial Group, Inc.
(3 month LIBOR + 0.740%) 3.073%,
10/18/2022 (C)	6,800,000	6,817,408
Sumitomo Mitsui Financial Group, Inc.
(3 month LIBOR + 1.680%) 4.007%,
03/09/2021 (C)	3,500,000	3,605,512
Sumitomo Mitsui Trust Bank, Ltd. (3
month LIBOR + 0.510%) 2.824%,
03/06/2019 (C)(D)	200,000	200,366
Svenska Handelsbanken AB
3.350%, 05/24/2021	5,900,000	5,916,808
Synchrony Bank
3.650%, 05/24/2021	5,800,000	5,762,985
The Charles Schwab Corp.
2.650%, 01/25/2023	10,900,000	10,608,037
The Goldman Sachs Group, Inc.
3.200%, 02/23/2023	6,000,000	5,893,486
3.500%, 01/23/2025	8,400,000	8,175,060
The Goldman Sachs Group, Inc. (2.876%
to 10-31-21, then 3 month LIBOR +
0.821%) 10/31/2022	8,200,000	8,018,799
The Royal Bank of Scotland Group PLC
(4.519% to 6-25-23, then 3 month
LIBOR + 1.550%) 06/25/2024	5,000,000	5,010,077
The Royal Bank of Scotland Group PLC
(7.648% to 9-30-31, then 3 month
LIBOR + 2.500%) 09/30/2031 (E)	5,000,000	6,193,750
The Toronto-Dominion Bank
2.250%, 03/15/2021 (D)	1,000,000	979,727
2.500%, 01/18/2023 (D)	6,900,000	6,753,721
U.S. Bank N.A. (3 month LIBOR +
0.320%) 2.655%, 04/26/2021 (C)	6,800,000	6,825,092
UBS AG (3 month LIBOR + 0.580%)
2.901%, 06/08/2020 (C)(D)	7,800,000	7,825,592
UBS AG (3 month LIBOR + 0.850%)
3.150%, 06/01/2020 (C)	300,000	302,396
UBS Group Funding Switzerland AG
3.000%, 04/15/2021 (D)	12,900,000	12,762,425
4.125%, 04/15/2026 (D)	4,900,000	4,897,197
Wells Fargo & Company (3 month
LIBOR + 1.230%) 3.572%,
10/31/2023 (C)	5,800,000	5,924,304
Wells Fargo & Company, Series K (3
month LIBOR + 3.770%) 6.111%,
12/15/2018 (C)(E)	5,800,000	5,874,820
Wells Fargo Bank N.A.
3.550%, 08/14/2023	7,800,000	7,824,063
Wells Fargo Bank N.A. (3 month LIBOR
+ 0.650%) 2.964%, 12/06/2019 (C)	3,700,000	3,723,628
Wells Fargo Bank N.A. (3.325% to
7-23-20, then 3 month LIBOR +
0.490%) 07/23/2021	5,700,000	5,710,830
Westpac Banking Corp.
2.100%, 02/25/2021 (D)	6,200,000	6,042,050
3.050%, 05/15/2020	5,700,000	5,694,899
		659,047,904
Health care – 2.1%
AbbVie, Inc.
2.900%, 11/06/2022	500,000	487,755
Allergan Funding SCS
3.450%, 03/15/2022	700,000	694,617

The accompanying notes are an integral part of the financial statements.	66

John Hancock Funds II
Portfolio of Investments — August 31, 2018 (showing percentage of total net assets)

Total Return Fund (continued)

	Shares or
	Principal
	Amount	Value
CORPORATE BONDS (continued)
Health care (continued)
Allergan Sales LLC
5.000%, 12/15/2021 (D)	$6,500,000	$6,748,766
Baxalta, Inc.
2.875%, 06/23/2020	5,500,000	5,488,923
Bayer US Finance II LLC
3.875%, 12/15/2023 (D)	6,800,000	6,799,076
Becton, Dickinson and Company
2.133%, 06/06/2019	5,000,000	4,972,558
CVS Health Corp.
2.800%, 07/20/2020	6,700,000	6,653,997
CVS Pass-Through Trust
6.943%, 01/10/2030	209,597	235,927
Endo Finance LLC
5.750%, 01/15/2022 (D)	1,750,000	1,618,750
GlaxoSmithKline Capital PLC
3.125%, 05/14/2021	5,700,000	5,707,351
Medtronic, Inc.
2.500%, 03/15/2020	4,150,000	4,123,055
Zimmer Biomet Holdings, Inc.
2.700%, 04/01/2020	3,800,000	3,768,682
		47,299,457
Industrials – 1.2%
ERAC USA Finance LLC
2.350%, 10/15/2019 (D)	600,000	595,344
General Electric Company (5.000% to
1-21-21, then 3 month LIBOR +
3.330%) 01/21/2021 (E)	1,000,000	984,375
International Lease Finance Corp.
7.125%, 09/01/2018 (D)	1,900,000	1,900,000
8.250%, 12/15/2020	1,200,000	1,317,523
Park Aerospace Holdings, Ltd.
3.625%, 03/15/2021 (D)	2,930,000	2,878,725
4.500%, 03/15/2023 (D)	7,000,000	6,921,250
Textron, Inc. (3 month LIBOR +
0.550%) 2.890%, 11/10/2020 (C)	5,700,000	5,694,540
United Technologies Corp.
3.650%, 08/16/2023	5,800,000	5,818,813
		26,110,570
Information technology – 1.2%
Broadcom Corp.
3.625%, 01/15/2024	5,900,000	5,711,724
Dell International LLC
4.420%, 06/15/2021 (D)	3,000,000	3,050,916
5.450%, 06/15/2023 (D)	4,200,000	4,408,067
DXC Technology Company (3 month
LIBOR + 0.950%) 3.250%,
03/01/2021 (C)	6,600,000	6,600,564
eBay, Inc.
2.750%, 01/30/2023	5,470,000	5,280,908
Hewlett Packard Enterprise Company
2.850%, 10/05/2018	2,338,000	2,338,313
		27,390,492
Materials – 0.8%
Gerdau Holdings, Inc.
7.000%, 01/20/2020 (D)	1,500,000	1,554,390
Martin Marietta Materials, Inc. (3 month
LIBOR + 0.500%) 2.825%,
12/20/2019 (C)	4,000,000	4,008,199
Rio Oil Finance Trust
9.250%, 07/06/2024 (D)	532,664	567,952
9.750%, 01/06/2027 (D)	5,284,083	5,663,639
Syngenta Finance NV
4.441%, 04/24/2023 (D)	5,000,000	5,013,928
		16,808,108

Total Return Fund (continued)

		Shares or
		Principal
		Amount	Value
CORPORATE BONDS (continued)
Real estate – 2.0%
Alexandria Real Estate Equities, Inc.
3.950%, 01/15/2028		$2,800,000	$2,716,050
4.300%, 01/15/2026		3,999,000	4,007,631
Essex Portfolio LP
3.250%, 05/01/2023		1,600,000	1,564,149
National Retail Properties, Inc.
3.500%, 10/15/2027		5,900,000	5,575,059
Physicians Realty LP
4.300%, 03/15/2027		7,250,000	7,071,151
Public Storage
3.094%, 09/15/2027		5,900,000	5,596,151
Spirit Realty LP
4.450%, 09/15/2026		200,000	193,228
Tesco Property Finance 6 PLC
5.411%, 07/13/2044	GBP	3,290,484	4,779,244
Washington Prime Group LP
5.950%, 08/15/2024		$12,000,000	11,648,195
			43,150,858
Telecommunication services – 1.1%
AT&T, Inc. (3 month LIBOR + 0.650%)
2.989%, 01/15/2020 (C)		5,600,000	5,631,850
AT&T, Inc. (3 month LIBOR + 0.750%)
2.975%, 06/01/2021 (C)		6,600,000	6,632,346
AT&T, Inc. (3 month LIBOR + 0.950%)
3.289%, 07/15/2021 (C)		5,500,000	5,568,299
Verizon Communications, Inc.
3.376%, 02/15/2025		6,558,000	6,383,102
			24,215,597
Utilities – 2.0%
Dominion Energy, Inc. (3 month LIBOR
+ 0.600%) 2.914%, 05/15/2020 (C)(D)		6,800,000	6,803,155
Eversource Energy
2.750%, 03/15/2022		1,300,000	1,273,334
FirstEnergy Corp.
3.900%, 07/15/2027		2,000,000	1,964,099
NextEra Energy Capital Holdings, Inc. (3
month LIBOR + 0.400%) 2.711%,
08/21/2020 (C)		6,600,000	6,598,730
Pacific Gas & Electric Company
3.300%, 12/01/2027		4,800,000	4,405,008
4.250%, 08/01/2023 (D)		5,600,000	5,635,952
Sempra Energy (3 month LIBOR +
0.450%) 2.791%, 03/15/2021 (C)		6,900,000	6,906,020
Southern Power Company (3 month
LIBOR + 0.550%) 2.875%,
12/20/2020 (C)(D)		3,200,000	3,201,779
The Chugoku Electric Power
Company, Inc.
2.701%, 03/16/2020		1,000,000	991,733
The Southern Company (3 month
LIBOR + 0.700%) 3.037%,
09/30/2020 (C)(D)		5,800,000	5,819,536
			43,599,346
TOTAL CORPORATE BONDS (Cost
$1,051,812,147)			$1,043,918,080

MUNICIPAL BONDS – 0.4%
Chicago Transit Authority, Series A
(Illinois)
6.300%, 12/01/2021		115,000	120,713
City of Chicago (Illinois)
5.633%, 01/01/2020		2,100,000	2,117,283
7.750%, 01/01/2042		1,600,000	1,743,200

The accompanying notes are an integral part of the financial statements.	67

John Hancock Funds II
Portfolio of Investments — August 31, 2018 (showing percentage of total net assets)

Total Return Fund (continued)

	Shares or
	Principal
	Amount	Value
MUNICIPAL BONDS (continued)
Iowa Tobacco Settlement Authority
6.500%, 06/01/2023	$485,000	$493,201
University of California
6.270%, 05/15/2031	5,300,000	5,440,397
TOTAL MUNICIPAL BONDS (Cost $9,567,661)		$9,914,794

COLLATERALIZED MORTGAGE
OBLIGATIONS – 11.8%
Commercial and residential – 8.3%
Alliance Bancorp Trust
Series 2007-OA1, Class A1 (1 month
LIBOR + 0.240%)
2.304%, 07/25/2037 (C)	918,423	807,371
American Home Mortgage Investment
Trust
Series 2004-4, Class 4A (6 month
LIBOR + 2.000%)
4.530%, 02/25/2045 (C)	43,522	44,221
Banc of America Mortgage Trust
Series 2005-F, Class 2A2
4.316%, 07/25/2035 (F)	590,889	551,893
BCAP LLC Trust
Series 2011-RR4, Class 8A1,
5.250%, 02/26/2036 (D)(F)	1,346,368	1,069,689
Series 2011-RR5, Class 12A1,
4.945%, 03/26/2037 (D)	331,325	333,563
Series 2011-RR5, Class 5A1,
5.250%, 08/26/2037 (D)(F)	1,519,654	1,554,488
Series 2012-RR10, Class 8A2,
4.000%, 03/26/2036 (D)(F)	391,024	390,118
Bear Stearns Adjustable Rate
Mortgage Trust
Series 2004-8, Class 2A1,
3.788%, 11/25/2034 (F)	492,158	479,835
Series 2005-1, Class 2A1,
3.790%, 03/25/2035 (F)	1,174,853	1,146,443
Series 2003-8, Class 2A1,
3.814%, 01/25/2034 (F)	127,114	130,026
Bear Stearns ALT-A Trust
Series 2005-7, Class 22A1,
4.024%, 09/25/2035 (F)	312,607	254,660
Series 2005-8, Class 21A1,
3.772%, 10/25/2035 (F)	3,266,060	3,296,401
Bella Vista Mortgage Trust
Series 2005-1, Class 2A (1 month
LIBOR + 0.540%)
2.621%, 02/22/2035 (C)	862,432	822,549
CGMS Commercial Mortgage Trust
Series 2017-MDRA, Class A
3.656%, 07/10/2030 (D)	3,000,000	2,969,302
Citigroup Commercial Mortgage Trust
Series 2017-1500, Class A (1 month
LIBOR + 0.850%)
2.913%, 07/15/2032 (C)(D)	5,600,000	5,601,814
Citigroup Mortgage Loan Trust, Inc.
Series 2005-11, Class A1A (1 Year
CMT + 2.400%),
4.490%, 05/25/2035 (C)	165,515	166,385
Series 2005-11, Class A2A (1 Year
CMT + 2.400%),
3.630%, 10/25/2035 (C)	1,219,771	1,235,430
Series 2005-6, Class A1R (1 Year
CMT + 2.100%),
3.410%, 09/25/2035 (C)	1,398,148	1,418,735

Total Return Fund (continued)

	Shares or
	Principal
	Amount	Value
COLLATERALIZED MORTGAGE
OBLIGATIONS (continued)
Commercial and
residential (continued)
Citigroup Mortgage Loan
Trust, Inc. (continued)
Series 2005-6, Class A2 (1 Year CMT
+ 2.150%),
4.240%, 09/25/2035 (C)	$4,212,343	$4,265,709
Series 2007-10, Class 2A3A,
4.256%, 09/25/2037 (F)	1,871,084	1,793,369
Countrywide Alternative Loan Trust
Series 2004-27CB, Class A1,
6.000%, 12/25/2034	1,678,135	1,691,255
Series 2005-31, Class 2A1 (1 month
LIBOR + 0.300%),
2.365%, 08/25/2035 (C)	3,432,097	3,205,389
Series 2006-OC6, Class 2A2A (1
month LIBOR + 0.160%),
2.225%, 07/25/2036 (C)	224,478	216,450
Series 2006-OC7, Class 2A2A (1
month LIBOR + 0.170%),
2.235%, 07/25/2046 (C)	2,128,905	2,030,113
Series 2007-J1, Class 2A8,
6.000%, 03/25/2037	1,845,324	1,187,509
Series 2007-OA6, Class A1B (1
month LIBOR + 0.200%),
2.265%, 06/25/2037 (C)	4,301,806	4,160,538
Series 2005-62, Class 2A1 (12 month
Treasury Average Index + 1.000%),
2.748%, 12/25/2035 (C)	2,204,627	2,009,282
Series 2005-81, Class A1 (1 month
LIBOR + 0.280%),
2.345%, 02/25/2037 (C)	2,489,150	2,237,717
Countrywide Home Loan Mortgage Pass
Through Trust
Series 2004-22, Class A3,
3.518%, 11/25/2034 (F)	456,272	454,553
Series 2004-HYB9, Class 1A1,
3.599%, 02/20/2035 (F)	409,184	413,080
Series 2005-28, Class A4,
5.500%, 12/25/2035	906,098	800,865
Series 2005-HYB9, Class 3A2A (12
month LIBOR + 1.750%),
3.462%, 02/20/2036 (C)	98,462	86,746
Credit Suisse Commercial Mortgage
Trust
Series 2010-18, Class R
3.500%, 04/26/2038 (D)(F)	708,860	704,898
Credit Suisse First Boston Mortgage
Securities Corp.
Series 2005-8, Class 2A1
6.000%, 09/25/2035	4,201,696	3,035,598
CSAIL Commercial Mortgage Trust
Series 2016-C7, Class ASB
3.314%, 11/15/2049	3,000,000	2,971,460
DSLA Mortgage Loan Trust
Series 2006-AR2, Class 1A1A (1
month LIBOR + 0.190%)
2.267%, 10/19/2036 (C)	2,114,517	1,762,797
First Horizon Mortgage Pass-Through
Trust
Series 2004-AR7, Class 4A1
3.767%, 02/25/2035 (F)	553,238	554,544

The accompanying notes are an integral part of the financial statements.	68

John Hancock Funds II
Portfolio of Investments — August 31, 2018 (showing percentage of total net assets)

Total Return Fund (continued)

		Shares or
		Principal
		Amount	Value
COLLATERALIZED MORTGAGE
OBLIGATIONS (continued)
Commercial and
residential (continued)
GreenPoint Mortgage Funding Trust
Series 2006-AR2, Class 4A1 (12
month Treasury Average Index +
2.000%)
3.654%, 03/25/2036 (C)		$2,787,477	$2,612,183
GS Mortgage Securities Trust
Series 2016-GS4, Class 225B,
2.994%, 11/10/2029 (D)		3,305,000	3,256,970
Series 2016-RENT, Class A,
3.203%, 02/10/2029 (D)		4,700,000	4,690,428
GSMPS Mortgage Loan Trust
Series 2006-RP1, Class 1AF2 (1
month LIBOR + 0.350%)
2.414%, 01/25/2036 (C)(D)		226,142	201,348
GSR Mortgage Loan Trust
Series 2005-AR6, Class 2A1,
3.714%, 09/25/2035 (F)		3,746,699	3,817,232
Series 2005-AR7, Class 6A1,
3.692%, 11/25/2035 (F)		405,624	409,411
HarborView Mortgage Loan Trust
Series 2005-2, Class 2A1A (1 month
LIBOR + 0.440%)
2.522%, 05/19/2035 (C)		141,363	135,824
Hilton USA Trust
Series 2016-SFP, Class A
2.828%, 11/05/2035 (D)		5,800,000	5,646,245
HomeBanc Mortgage Trust
Series 2005-4, Class A1 (1 month
LIBOR + 0.270%)
2.334%, 10/25/2035 (C)		2,785,189	2,775,726
IndyMac INDX Mortgage Loan Trust
Series 2006-R1, Class A3
3.660%, 12/25/2035 (F)		3,731,871	3,557,018
JPMorgan Alternative Loan Trust
Series 2006-S3, Class A6
6.120%, 08/25/2036		968,789	912,792
JPMorgan Chase Commercial Mortgage
Securities Trust
Series 2016-JP4, Class ASB,
3.474%, 12/15/2049 (F)		5,000,000	4,991,556
Series 2018-LAQ, Class A (1 month
LIBOR + 1.000%),
3.063%, 06/15/2032 (C)(D)		6,700,000	6,710,469
Series 2018-PHH, Class A (1 month
LIBOR + 0.910%),
2.973%, 06/15/2035 (C)(D)		5,600,000	5,608,715
JPMorgan Mortgage Trust
Series 2005-S3, Class 1A2
5.750%, 01/25/2036		58,837	46,905
Landmark Mortgage Securities No. 3
PLC
Series 3, Class A (3 month GBP
LIBOR + 0.280%)
1.036%, 04/17/2044 (C)	GBP	1,680,978	2,083,044
Lehman XS Trust
Series 2007-4N, Class 3A2A (12
month Treasury Average Index +
0.750%)
2.498%, 03/25/2047 (C)		$3,198,101	3,074,897
Merrill Lynch Alternative Note Asset
Trust
Series 2007-F1, Class 2A8
6.000%, 03/25/2037		2,500,252	1,933,703

Total Return Fund (continued)

	Shares or
	Principal
	Amount	Value
COLLATERALIZED MORTGAGE
OBLIGATIONS (continued)
Commercial and
residential (continued)
Merrill Lynch Mortgage Investors Trust
Series 2005-1, Class 2A5,
3.738%, 04/25/2035 (F)	$192,614	$184,230
Series 2005-2, Class 1A (6 month
LIBOR + 1.250%),
3.717%, 10/25/2035 (C)	1,591,916	1,606,793
Series 2005-2, Class 3A (1 month
LIBOR + 1.000%),
3.082%, 10/25/2035 (C)	87,342	83,438
Series 2005-3, Class 4A (1 month
LIBOR + 0.250%),
2.314%, 11/25/2035 (C)	15,279	14,815
Series 2005-A6, Class 2A3 (1 month
LIBOR + 0.380%),
2.444%, 08/25/2035 (C)	639,475	640,440
Morgan Stanley Bank of America Merrill
Lynch Trust
Series 2016-C32, Class ASB
3.514%, 12/15/2049	2,500,000	2,500,847
Morgan Stanley Capital I Trust
Series 2014-CPT, Class AM,
3.516%, 07/13/2029 (D)(F)	4,800,000	4,791,700
Series 2016-UB12, Class ASB,
3.436%, 12/15/2049	3,000,000	2,992,099
Morgan Stanley Re-REMIC Trust
Series 2010-R4, Class 4B (1 month
LIBOR + 0.230%)
3.126%, 02/26/2037 (C)(D)	5,027,362	4,333,231
Opteum Mortgage Acceptance Corp.
Series 2005-5, Class 1A1D (1 month
LIBOR + 0.380%)
2.444%, 12/25/2035 (C)	1,099,836	1,087,993
PHH Alternative Mortgage Trust
Series 2007-1, Class 1A1 (1 month
LIBOR + 0.160%)
2.224%, 02/25/2037 (C)	6,115,912	5,193,078
RBSGC Mortgage Loan Trust
Series 2005-A, Class 1A
5.500%, 04/25/2035	981,318	950,010
RBSSP Resecuritization Trust
Series 2011-3, Class 2A1 (1 month
LIBOR + 0.250%),
2.341%, 02/26/2037 (C)(D)	1,943,172	1,933,256
Series 2011-4, Class 6A1 (1 month
LIBOR + 0.240%),
2.331%, 06/27/2036 (C)(D)	1,900,000	1,614,620
Residential Accredits Loans, Inc. Trust
Series 2005-QS13, Class 2A1 (1
month LIBOR + 0.700%),
2.764%, 09/25/2035 (C)	2,281,214	1,957,461
Series 2007-QO3, Class A1 (1 month
LIBOR + 0.160%),
2.224%, 03/25/2047 (C)	2,141,542	1,960,931
Residential Asset Securitization Trust
Series 2005-A1, Class A1
5.500%, 04/25/2035	2,499,873	2,554,398
Residential Funding Mortgage Securities
I Trust
Series 2004-S9, Class 1A23
5.500%, 12/25/2034	29,485	29,791

The accompanying notes are an integral part of the financial statements.	69

John Hancock Funds II
Portfolio of Investments — August 31, 2018 (showing percentage of total net assets)

Total Return Fund (continued)

	Shares or
	Principal
	Amount	Value
COLLATERALIZED MORTGAGE
OBLIGATIONS (continued)
Commercial and
residential (continued)
RESIMAC Bastille Trust Series
Series 2018-1NCA, Class A1 (1
month LIBOR + 0.850%)
2.987%, 12/16/2059 (C)(D)	$5,600,000	$5,600,000
Sequoia Mortgage Trust
Series 6, Class A (1 month LIBOR +
0.640%)
2.717%, 04/19/2027 (C)	1,263,944	1,197,479
Structured Adjustable Rate Mortgage
Loan Trust
Series 2005-1, Class 2A
4.023%, 02/25/2035 (F)	6,971,315	6,928,059
Structured Asset Mortgage Investments
II Trust
Series 2005-AR5, Class A3 (1 month
LIBOR + 0.250%),
2.327%, 07/19/2035 (C)	550,194	535,056
Series 2005-AR8, Class A1A (1 month
LIBOR + 0.280%),
2.344%, 02/25/2036 (C)	235,463	219,587
Series 2007-AR2, Class 2A1 (1 month
LIBOR + 0.260%),
2.324%, 03/25/2037 (C)	1,224,090	897,177
WaMu Mortgage
Pass-Through Certificates
Series 2002-AR17, Class 1A (12
month Treasury Average Index +
1.200%),
2.854%, 11/25/2042 (C)	68,502	65,086
Series 2002-AR9, Class 1A (12 month
Treasury Average Index + 1.400%),
3.054%, 08/25/2042 (C)	168,202	164,073
Series 2004-CB1, Class 6A,
6.000%, 06/25/2034	1,455,430	1,575,130
Series 2004-CB4, Class 11A,
6.000%, 12/25/2034	4,060,422	4,245,125
Series 2005-AR13, Class A1A1 (1
month LIBOR + 0.290%),
2.354%, 10/25/2045 (C)	6,139,529	6,139,853
Series 2005-AR19, Class A1A1 (1
month LIBOR + 0.270%),
2.604%, 12/25/2045 (C)	873,456	873,386
Series 2006-8, Class A6,
4.596%, 10/25/2036	3,139,938	1,926,792
Wells Fargo Mortgage Backed
Securities Trust
Series 2004-CC, Class A1,
3.766%, 01/25/2035 (F)	234,874	240,176
Series 2005-AR4, Class 1A3,
3.996%, 04/25/2035 (F)	2,788,462	2,836,141
Series 2006-AR10, Class 1A1,
4.257%, 07/25/2036 (F)	910,232	889,964
Series 2006-AR2, Class 2A1,
3.863%, 03/25/2036 (F)	626,739	636,767
Series 2006-AR2, Class 2A5,
3.863%, 03/25/2036 (F)	986,835	977,303
Series 2007-4, Class A14,
6.000%, 04/25/2037	3,196,186	3,218,814
		181,914,360
U.S. Government Agency – 3.5%
Federal Home Loan Mortgage Corp.
Series 2204, Class Z,
7.500%, 12/20/2029	121,185	134,702

Total Return Fund (continued)

	Shares or
	Principal
	Amount	Value
COLLATERALIZED MORTGAGE
OBLIGATIONS (continued)
U.S. Government Agency (continued)
Federal Home Loan
Mortgage Corp. (continued)
Series 2362, Class ZA,
6.500%, 09/15/2031	$64,892	$73,062
Series 2503, Class PZ,
6.000%, 09/15/2032	200,592	221,225
Series 2906, Class GZ,
5.000%, 09/15/2034	84,549	89,774
Series 2935, Class HJ,
5.000%, 02/15/2035	84,929	90,394
Series 4611, Class BF (1 month
LIBOR + 0.400%),
2.463%, 06/15/2041 (C)	4,731,560	4,757,112
Series 4620, Class AF (1 month
LIBOR + 0.440%),
2.532%, 11/15/2042 (C)	4,754,830	4,763,781
Series T-63, Class 1A1 (12 month
Treasury Average Index + 1.200%),
2.756%, 02/25/2045 (C)	56,128	56,085
Federal National Mortgage Association
Series 2002-56, Class ZQ,
6.000%, 09/25/2032	817,250	902,817
Series 2003-23, Class KP,
5.000%, 04/25/2033	83,359	88,319
Series 2003-W1, Class 1A1,
5.417%, 12/25/2042 (F)	95,438	99,526
Series 2003-W6, Class F (1 month
LIBOR + 0.350%),
2.414%, 09/25/2042 (C)	486,296	483,739
Series 2005-120, Class NF (1 month
LIBOR + 0.100%),
2.165%, 01/25/2021 (C)	39	39
Series 2005-9, Class ZA,
5.000%, 02/25/2035	193,095	206,197
Series 2006-5, Class 3A2,
3.838%, 05/25/2035 (F)	43,206	45,307
Series 2007-73, Class A1 (1 month
LIBOR + 0.060%),
2.125%, 07/25/2037 (C)	294,468	289,481
Series 2015-38, Class DF (1 month
LIBOR + 0.310%),
2.402%, 06/25/2055 (C)	3,948,364	3,943,725
Series 2016-62, Class AF (1 month
LIBOR + 0.450%),
2.542%, 09/25/2046 (C)	1,818,370	1,819,947
Government National
Mortgage Association
Series 2005-21, Class Z,
5.000%, 03/20/2035	312,921	332,210
Series 2015-H16, Class FM (1 month
LIBOR + 0.600%),
2.700%, 07/20/2065 (C)	7,448,361	7,496,866
Series 2015-H31, Class FT (1 month
LIBOR + 0.650%),
2.750%, 11/20/2065 (C)	4,324,650	4,338,305
Series 2016-154, Class WF (1 month
LIBOR + 0.400%),
2.482%, 11/20/2045 (C)	2,808,157	2,796,623
Series 2016-H07, Class FK (1 month
LIBOR + 1.000%),
3.100%, 03/20/2066 (C)	7,590,075	7,771,942
Series 2016-H20, Class PT (12 month
LIBOR),
4.702%, 09/20/2066 (C)	5,637,627	6,242,487

The accompanying notes are an integral part of the financial statements.	70

John Hancock Funds II
Portfolio of Investments — August 31, 2018 (showing percentage of total net assets)

Total Return Fund (continued)

	Shares or
	Principal
	Amount	Value
COLLATERALIZED MORTGAGE
OBLIGATIONS (continued)
U.S. Government Agency (continued)
Government National
Mortgage Association (continued)
Series 2017-H01, Class FC (1 month
LIBOR + 0.950%),
3.050%, 12/20/2066 (C)	$4,825,141	$4,930,065
Series 2017-H07, Class FG (1 month
LIBOR + 0.460%),
2.560%, 02/20/2067 (C)	4,692,354	4,701,720
Series 2017-H15, Class FE (12 month
LIBOR + 0.800%),
3.524%, 07/20/2067 (C)	4,784,309	4,941,519
Series 2017-H18, Class FB (12 month
LIBOR + 0.800%),
2.500%, 09/20/2067 (C)	4,997,456	5,172,245
Series 2018-38, Class WF (1 month
LIBOR + 0.300%),
2.382%, 10/20/2043 (C)	10,616,491	10,604,218
		77,393,432
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
(Cost $256,999,200)		$259,307,792

ASSET BACKED SECURITIES – 17.7%
Allegro CLO I, Ltd.
Series 2013-1A, Class A1R (3 month
LIBOR + 1.220%)
3.559%, 01/30/2026 (C)(D)	4,204,262	4,206,070
Ally Auto Receivables Trust
Series 2018-3, Class A2
2.720%, 05/17/2021	3,800,000	3,800,709
Ally Master Owner Trust
Series 2018-3, Class A (1 month
LIBOR + 0.320%)
2.390%, 07/15/2022 (C)	5,000,000	4,993,089
AmeriCredit Automobile
Receivables Trust
Series 2017-1, Class A2A
1.510%, 05/18/2020	783,895	783,096
Series 2018-1, Class A1
2.450%, 05/20/2019	1,103,298	1,103,309
Series 2018-1, Class A2B (1 month
LIBOR + 0.230%)
2.307%, 07/19/2021 (C)	3,800,000	3,799,824
Apidos CLO XVI
Series 2013-16A, Class A1R (3 month
LIBOR + 0.980%)
3.322%, 01/19/2025 (C)(D)	1,964,801	1,965,833
Apidos CLO XVIII
Series 2014-18A, Class A1R (3 month
LIBOR + 1.120%)
3.467%, 07/22/2026 (C)(D)	4,500,000	4,501,017
Ares XXIX CLO, Ltd.
Series 2014-1A, Class A1R (3 month
LIBOR + 1.190%)
3.526%, 04/17/2026 (C)(D)	3,429,835	3,430,750
Bear Stearns Asset Backed Securities I
Trust
Series 2005-CL1, Class A1 (1 month
LIBOR + 0.500%)
2.059%, 09/25/2034 (C)	1,891,900	1,820,629
Bear Stearns Asset Backed Securities
Trust
Series 2005-1, Class M2 (1 month
LIBOR + 2.100%)
4.164%, 03/25/2035 (C)	1,700,043	1,698,467

Total Return Fund (continued)

	Shares or
	Principal
	Amount	Value
ASSET BACKED SECURITIES (continued)
BlueMountain CLO, Ltd.
Series 2013-3A, Class AR (3 month
LIBOR + 0.890%)
3.229%, 10/29/2025 (C)(D)	$2,264,965	$2,263,839
Capital Auto Receivables Asset Trust
Series 2018-1, Class A2B (1 month
LIBOR + 0.170%)
2.247%, 10/20/2020 (C)(D)	5,800,000	5,796,928
Capital One Multi-Asset Execution Trust
Series 2014-A3, Class A3 (1 month
LIBOR + 0.380%)
2.443%, 01/18/2022 (C)	3,915,000	3,921,514
Series 2016-A1, Class A1 (1 month
LIBOR + 0.450%)
2.513%, 02/15/2022 (C)	6,900,000	6,916,415
Carlyle Global Market Strategies
CLO, Ltd.
Series 2014-5A, Class A1R (3 month
LIBOR + 1.140%)
3.479%, 10/16/2025 (C)(D)	5,000,000	5,000,155
Chase Issuance Trust
Series 2017-A1, Class A (1 month
LIBOR + 0.300%)
2.363%, 01/15/2022 (C)	5,100,000	5,112,545
Chesapeake Funding II LLC
Series 2018-2A, Class A1
3.230%, 08/15/2030 (D)	5,000,000	4,999,422
CIFC Funding, Ltd.
Series 2015-5A, Class A1 R (3 month
LIBOR + 0.860%)
3.195%, 10/25/2027 (C)(D)	3,400,000	3,388,443
CIT Mortgage Loan Trust
Series 2007-1, Class 1A (1 month
LIBOR + 1.350%)
3.414%, 10/25/2037 (C)(D)	3,796,087	3,825,724
Citigroup Mortgage Loan Trust
Series 2004-OPT1, Class, M3 (1
month LIBOR + 0.945%)
3.009%, 10/25/2034 (C)	5,000,000	5,039,014
Series 2006-WF2, Class A2E
6.351%, 05/25/2036	5,861,969	3,443,461
Series 2007-AMC1, Class A1 (1
month LIBOR + 0.160%)
2.224%, 12/25/2036 (C)(D)	2,979,264	1,947,363
Countrywide Asset-Backed Certificates
Series 2005-1, Class MV6 (1 month
LIBOR + 0.730%)
3.055%, 07/25/2035 (C)	4,300,000	4,321,715
Series 2005-17, Class MV1 (1 month
LIBOR + 0.460%)
2.525%, 05/25/2036 (C)	5,300,000	5,214,639
Series 2005-8, Class M6 (1 month
LIBOR + 1.035%)
3.100%, 12/25/2035 (C)	1,000,000	975,481
Series 2005-BC4, Class M7 (1 month
LIBOR + 1.725%)
3.790%, 05/25/2035 (C)	2,000,000	2,040,767
Series 2006-11, Class 2AV (1 month
LIBOR + 0.150%)
2.215%, 09/25/2046 (C)	2,278,226	2,252,634
Series 2006-25, Class 2A4 (1 month
LIBOR + 0.220%)
2.285%, 06/25/2047 (C)	9,100,000	8,537,594
Series 2006-26, Class 1A (1 month
LIBOR + 0.140%)
2.205%, 06/25/2037 (C)	2,938,498	2,770,492

The accompanying notes are an integral part of the financial statements.	71

John Hancock Funds II
Portfolio of Investments — August 31, 2018 (showing percentage of total net assets)

Total Return Fund (continued)

	Shares or Principal Amount	Value
ASSET BACKED SECURITIES (continued)
Countrywide
Asset-Backed Certificates (continued)
Series 2007-2, Class 2A3 (1 month
LIBOR + 0.140%)
2.205%, 08/25/2037 (C)	$1,791,012	$1,758,431
Series 2007-9, Class 1A (1 month
LIBOR + 0.200%)
2.265%, 06/25/2047 (C)	2,692,604	2,371,755
Credit-Based Asset Servicing &
Securitization LLC
Series 2007-CB6, Class A3 (1 month
LIBOR + 0.220%)
2.284%, 07/25/2037 (C)(D)	3,151,892	2,134,531
CSAB Mortgage-Backed Trust
Series 2006-3, Class A3B (1 month
LIBOR + 0.230%)
2.294%, 11/25/2036 (C)	9,652,901	2,768,607
CVP Cascade CLO-1, Ltd.
Series 2013-CLO1, Class A1R (3
month LIBOR + 1.150%)
3.489%, 01/16/2026 (C)(D)	3,407,701	3,408,634
Daimler Trucks Retail Trust
Series 2018-1, Class A1
2.200%, 04/15/2019 (D)	553,494	553,421
Dryden XXV Senior Loan Fund
Series 2012-25A, Class ARR (3 month
LIBOR + 0.900%)
3.239%, 10/15/2027 (C)(D)	5,900,000	5,890,389
ECMC Group Student Loan Trust
Series 2018-1A, Class A (1 month
LIBOR + 0.750%)
2.814%, 02/27/2068 (C)(D)	5,745,567	5,759,871
EMC Mortgage Loan Trust
Series 2001-A Class A (1 month
LIBOR + 0.740%)
2.804%, 05/25/2040 (C)(D)	217,773	213,519
Emerson Park CLO, Ltd.
Series 2013-1A, Class A1AR (3
month LIBOR + 0.980%)
3.319%, 07/15/2025 (C)(D)	916,506	916,593
Evans Grove CLO, Ltd.
Series 2018-1A, Class A1 (3 month
LIBOR + 0.920%)
3.239%, 05/28/2028 (C)(D)	4,700,000	4,666,818
Exeter Automobile Receivables Trust
Series 2017-1A, Class A
1.960%, 03/15/2021 (D)	784,525	783,261
Figueroa CLO, Ltd.
Series 2014-1A, Class AR (3 month
LIBOR + 0.900%)
3.239%, 01/15/2027 (C)(D)	5,600,000	5,599,905
First Franklin Mortgage Loan Trust
Series 2004-FFH3, Class M2 (1 month
LIBOR + 0.930%)
2.994%, 10/25/2034 (C)	4,436,958	4,319,608
Series 2006-FF17, Class A5 (1 month
LIBOR + 0.150%)
2.214%, 12/25/2036 (C)	2,318,494	2,014,477
First Investors Auto Owner Trust
Series 2017-1A, Class A1
1.690%, 04/15/2021 (D)	1,274,283	1,270,613
Flagship VII, Ltd.
Series 2013-7A, Class A1R (3 month
LIBOR + 1.120%)
3.468%, 01/20/2026 (C)(D)	3,069,532	3,069,646

Total Return Fund (continued)

	Shares or Principal Amount	Value
ASSET BACKED SECURITIES (continued)
Ford Credit Floorplan Master Owner
Trust A
Series 2018-1, Class A2 (1 month
LIBOR + 0.280%)
2.343%, 05/15/2023 (C)	$8,000,000	$8,001,268
Gallatin CLO IX, Ltd.
Series 2018-1A, Class A (3 month
LIBOR + 1.050%)
3.390%, 01/21/2028 (C)(D)	5,600,000	5,600,000
GM Financial Automobile Leasing Trust
Series 2017-1, Class A2A
1.670%, 09/20/2019	1,276,737	1,275,310
GM Financial Consumer Automobile
Series 2017-1A, Class A2A
1.510%, 03/16/2020 (D)	1,543,317	1,540,815
Golden Credit Card Trust
Series 2017-1A, Class A (1 month
LIBOR + 0.400%)
2.463%, 02/15/2021 (C)(D)	5,000,000	5,005,818
GSAA Trust
Series 2005-7, Class AF4
5.058%, 05/25/2035	3,100,000	3,153,606
GSAMP Trust
Series 2007-FM1, Class A2A (1
month LIBOR + 0.070%)
2.134%, 12/25/2036 (C)	221,366	132,795
Hertz Fleet Lease Funding LP
Series 2018-1, Class A1 (1 month
LIBOR + 0.500%)
2.586%, 05/10/2032 (C)(D)	5,600,000	5,604,927
Home Equity Mortgage Loan
Asset-Backed Trust
Series 2007-A, Class 1A (1 month
LIBOR + 0.220%)
2.285%, 04/25/2037 (C)	1,733,888	1,398,141
HSI Asset Loan Obligation Trust
Series 2007-WF1, Class A1 (1 month
LIBOR + 0.060%)
2.124%, 12/25/2036 (C)	357,420	155,618
Hyundai Auto Lease Securitization Trust
Series 2017-B, Class A2A
1.690%, 12/16/2019 (D)	2,875,456	2,868,567
Jamestown CLO V, Ltd.
Series 2014-5A, Class AR (3 month
LIBOR + 1.220%)
3.556%, 01/17/2027 (C)(D)	2,210,156	2,210,976
KVK CLO, Ltd.
Series 2013-1A, Class AR (3 month
LIBOR + 0.900%)
3.239%, 01/15/2028 (C)(D)	6,000,000	5,989,752
LoanCore Issuer, Ltd.
Series 2018-CRE1, Class A (1 month
LIBOR + 1.130%)
3.193%, 05/15/2028 (C)(D)	5,600,000	5,612,099
LP Credit Card ABS Master Trust
Series 2018-1, Class A (1 month
LIBOR + 1.550%)
3.614%, 08/20/2024 (C)(D)	5,421,472	5,421,472
M360 LLC
Series 2018-CRE1, Class A
4.395%, 07/24/2028 (D)	5,600,000	5,603,160
Mastr Asset Backed Securities Trust
Series 2005-WF1, Class M2 (1 month
LIBOR + 0.645%)
2.709%, 06/25/2035 (C)	195,559	195,657

The accompanying notes are an integral part of the financial statements.	72

John Hancock Funds II
Portfolio of Investments — August 31, 2018 (showing percentage of total net assets)

Total Return Fund (continued)

	Shares or Principal Amount	Value
ASSET BACKED SECURITIES (continued)
Mastr Asset Backed
Securities Trust (continued)
Series 2006-NC2, Class A3 (1 month
LIBOR + 0.110%)
2.174%, 08/25/2036 (C)	$2,440,890	$1,333,251
Series 2007-HE2, Class A1 (1 month
LIBOR + 1.150%)
3.214%, 08/25/2037 (C)	3,518,912	3,017,710
Merrill Lynch Mortgage Investors Trust
Series 2006-HE6, Class A2C (1 month
LIBOR + 0.230%)
2.294%, 11/25/2037 (C)	2,656,425	1,503,956
Morgan Stanley ABS Capital I, Inc.
Series 2007-NC2, Class A2FP (1
month LIBOR + 0.150%)
2.214%, 02/25/2037 (C)	1,699,249	1,083,472
Morgan Stanley ABS Capital I, Inc.
Trust
Series 2006-HE6, Class A2D (1 month
LIBOR + 0.240%)
2.305%, 09/25/2036 (C)	5,712,752	2,939,720
Series 2006-WMC1, Class A2C (1
month LIBOR + 0.310%)
2.374%, 12/25/2035 (C)	2,074,082	2,054,636
Morgan Stanley Capital I, Inc. Trust
Series 2006-HE2, Class A2C (1 month
LIBOR + 0.180%)
2.244%, 03/25/2036 (C)	93,542	73,331
Morgan Stanley Home Equity Loan Trust
Series 2007-2, Class A2 (1 month
LIBOR + 0.170%)
2.234%, 04/25/2037 (C)	1,115,130	746,967
Morgan Stanley Mortgage Loan Trust
Series 2007-5AX, Class 2A3 (1 month
LIBOR + 0.230%)
2.294%, 02/25/2037 (C)	966,972	476,230
Mountain Hawk III CLO, Ltd.
Series 2014-3A, Class AR (3 month
LIBOR + 1.200%)
3.533%, 04/18/2025 (C)(D)	3,946,732	3,948,176
Navient Private Education Loan Trust
Series 2018-BA, Class A1 (1 month
LIBOR + 0.350%)
2.413%, 12/15/2059 (C)(D)	4,223,809	4,223,540
Navient Private Education Refi Loan
Trust
Series 2018-CA, Class A1
3.010%, 06/16/2042 (D)	5,600,000	5,602,590
Navient Student Loan Trust
Series 2017-3A, Class A1 (1 month
LIBOR + 0.300%)
2.365%, 07/26/2066 (C)(D)	2,863,734	2,865,669
Nelnet Student Loan Trust
Series 2006-1, Class A5 (3 month
LIBOR + 0.110%)
2.440%, 08/23/2027 (C)	3,903,686	3,900,273
Series 2008-4, Class A4 (3 month
LIBOR + 1.480%)
3.815%, 04/25/2024 (C)	3,766,096	3,786,257
Neuberger Berman CLO XIX, Ltd.
Series 2015-19A, Class A1R2 (3
month LIBOR + 0.800%)
3.139%, 07/15/2027 (C)(D)	5,000,000	4,980,905

Total Return Fund (continued)

	Shares or Principal Amount	Value
ASSET BACKED SECURITIES (continued)
New Century Home Equity Loan Trust
Series 2005-2, Class M4 (1 month
LIBOR + 0.945%)
3.010%, 06/25/2035 (C)	$3,067,429	$3,039,575
Series 2005-4, Class M2 (1 month
LIBOR + 0.510%)
2.470%, 09/25/2035 (C)	529,378	527,967
Series 2005-C, Class A2C (1 month
LIBOR + 0.250%)
2.315%, 12/25/2035 (C)	306,760	306,582
NovaStar Mortgage Funding Trust
Series 2007-1, Class A2A1 (1 month
LIBOR + 0.100%)
2.165%, 03/25/2037 (C)	579,203	279,197
Oak Hill Credit Partners X, Ltd.
Series 2014-10A, Class AR (3 month
LIBOR + 1.130%)
3.478%, 07/20/2026 (C)(D)	5,000,000	5,002,450
Oaktree CLO, Ltd.
Series 2014-2A, Class A1AR (3
month LIBOR + 1.220%)
3.568%, 10/20/2026 (C)(D)	5,200,000	5,201,914
Octagon Investment Partners XIX, Ltd.
Series 2014-1A, Class AR (3 month
LIBOR + 1.100%)
3.439%, 04/15/2026 (C)(D)	3,929,092	3,930,000
OHA Credit Partners IX, Ltd.
Series 2013-9A, Class A1R (3 month
LIBOR + 1.010%)
3.358%, 10/20/2025 (C)(D)	2,863,467	2,863,702
OneMain Direct Auto Receivables Trust
Series 2018-1A, Class A
3.430%, 12/16/2024 (D)	5,600,000	5,606,108
Ownit Mortgage Loan Trust
Series 2006-1, Class AF2
3.396%, 10/25/2035	2,065,110	1,289,643
OZLM IX, Ltd.
Series 2014-9A, Class A1R (3 month
LIBOR + 1.220%)
3.568%, 01/20/2027 (C)(D)	5,400,000	5,394,535
Palmer Square CLO, Ltd.
Series 2013-2A, Class A1AR (3
month LIBOR + 1.220%)
3.556%, 10/17/2027 (C)(D)	4,500,000	4,501,787
Park Place Securities, Inc.
Series 2005-WCW3, Class M1 (1
month LIBOR + 0.480%)
2.544%, 08/25/2035 (C)	417,934	418,205
Series 2005-WCW3, Class M2 (1
month LIBOR + 0.490%)
2.554%, 08/25/2035 (C)	2,000,000	1,931,006
RASC Trust
Series 2004-KS9, Class AI6
4.620%, 10/25/2034 (F)	35,291	34,059
Series 2005-KS4, Class M2 (1 month
LIBOR + 0.870%)
2.935%, 05/25/2035 (C)	555,957	558,583
Regatta V Funding, Ltd.
Series 2014-1A, Class A1BR (3 month
LIBOR + 1.160%)
3.495%, 10/25/2026 (C)(D)	5,300,000	5,301,187
Saratoga Investment Corp. CLO, Ltd.
Series 2013-1A, Class A1R (3 month
LIBOR + 1.550%)
3.898%, 10/20/2025 (C)(D)	4,500,000	4,504,109

The accompanying notes are an integral part of the financial statements.	73

John Hancock Funds II
Portfolio of Investments — August 31, 2018 (showing percentage of total net assets)

Total Return Fund (continued)

	Shares or Principal Amount	Value
ASSET BACKED SECURITIES (continued)
Securitized Asset Backed
Receivables LLC Trust
Series 2006-FR3, Class A3 (1 month
LIBOR + 0.250%)
2.314%, 05/25/2036 (C)	$2,052,542	$1,328,438
Series 2007-HE1, Class A2A (1 month
LIBOR + 0.060%)
2.125%, 12/25/2036 (C)	399,850	142,891
Seneca Park CLO, Ltd.
Series 2014-1A, Class AR (3 month
LIBOR + 1.120%)
3.456%, 07/17/2026 (C)(D)	3,000,000	3,000,213
SLM Student Loan Trust
Series 2007-3, Class A3 (3 month
LIBOR + 0.040%)
2.375%, 04/25/2019 (C)	752,140	750,238
Series 2008-9, Class A (3 month
LIBOR + 1.500%)
3.835%, 04/25/2023 (C)	2,714,820	2,764,911
SoFi Consumer Loan Program LLC
Series 2016-3, Class A
3.050%, 12/26/2025 (D)	2,274,536	2,266,697
SoFi Professional Loan Program LLC
Series 2017-B, Class A1FX
1.830%, 05/25/2040 (D)	2,293,414	2,279,308
Series 2018-B, Class A1FX
2.640%, 08/25/2047 (D)	6,070,332	6,042,725
Specialty Underwriting & Residential
Finance Trust
Series 2004-BC2, Class M1 (1 month
LIBOR + 0.825%)
2.889%, 05/25/2035 (C)	327,295	326,457
Series 2005-BC2, Class M3 (1 month
LIBOR + 0.975%)
3.039%, 12/25/2035 (C)	1,829,731	1,825,235
SpringCastle America Funding LLC
Series 2016-AA, Class A
3.050%, 04/25/2029 (D)	2,658,650	2,647,823
Staniford Street CLO, Ltd.
Series 2014-1A, Class AR (3 month
LIBOR + 1.180%)
3.521%, 06/15/2025 (C)(D)	3,627,893	3,628,295
Structured Asset Investment Loan Trust
Series 2006-1, Class A4 (1 month
LIBOR + 0.310%)
2.374%, 01/25/2036 (C)	6,404,446	5,914,714
Sudbury Mill CLO, Ltd.
Series 2013-1A, Class A1R (3 month
LIBOR + 1.150%)
3.486%, 01/17/2026 (C)(D)	3,850,954	3,852,132
Series 2013-1A, Class A2R (3 month
LIBOR + 1.170%)
3.506%, 01/17/2026 (C)(D)	3,850,954	3,852,232
Symphony CLO XII, Ltd.
Series 2013-12A, Class AR (3 month
LIBOR + 1.030%)
3.369%, 10/15/2025 (C)(D)	2,246,200	2,246,270
TICP CLO III-2, Ltd.
Series 2018-3R, Class A (3 month
LIBOR + 0.840%)
3.199%, 04/20/2028 (C)(D)	4,500,000	4,453,574
Trillium Credit Card Trust II
Series 2018-1A, Class A (1 month
LIBOR + 0.250%)
2.315%, 02/27/2023 (C)(D)	9,100,000	9,105,342
Total Return Fund (continued)

	Shares or Principal Amount	Value
ASSET BACKED SECURITIES (continued)
VOLT LVII LLC
Series 2017-NPL4, Class A1
3.375%, 04/25/2047 (D)	$458,502	$457,085
VOLT LXII LLC
Series 2017-NPL9, Class A1
3.125%, 09/25/2047 (D)	4,392,557	4,343,359
WaMu Asset-Backed Certificates Trust
Series 2007-HE3, Class 1A (1 month
LIBOR + 0.225%)
2.289%, 05/25/2037 (C)	3,728,395	3,568,608
Westlake Automobile Receivables Trust
Series 2017-1A, Class A2
1.780%, 04/15/2020 (D)	791,725	791,147
Series 2018-3A, Class A2A
2.980%, 01/18/2022 (D)	3,600,000	3,599,875
WhiteHorse X, Ltd.
Series 2015-10A, Class A1R (3 month
LIBOR + 0.930%)
3.266%, 04/17/2027 (C)(D)	5,600,000	5,599,899
Z Capital Credit Partners CLO, Ltd.
Series 2015-1A, Class A1R (3 month
LIBOR + 0.950%)
3.289%, 07/16/2027 (C)(D)	6,000,000	5,985,000
TOTAL ASSET BACKED SECURITIES (Cost
$384,075,218)		$391,140,758

PREFERRED SECURITIES – 0.3%
Real estate – 0.3%
Sovereign Real Estate Investment Trust,
12.000% (D)	5,520	6,486,000
TOTAL PREFERRED SECURITIES (Cost $7,424,400)		$6,486,000

PURCHASED OPTIONS – 0.0%
Calls – 0.0%
Exchange Traded Option on 10-Year
Canada Government Bond Futures
(Expiration Date: 11-16-18; Strike
Price: CAD 158.00; Notional
Amount: 54,000) (G)	54	207
Exchange Traded Option on 10-Year
Canada Government Bond Futures
(Expiration Date: 11-16-18; Strike
Price: CAD 159.00; Notional
Amount: 110,000) (G)	110	421
Exchange Traded Option on 30-Year
U.S. Treasury Note Futures
(Expiration Date: 11-23-18; Strike
Price: $178.00; Notional
Amount: 211,000) (G)	211	211
Exchange Traded Option on 30-Year
U.S. Treasury Note Futures
(Expiration Date: 11-23-18; Strike
Price: $180.00; Notional
Amount: 635,000) (G)	635	635
Exchange Traded Option on Euro BTP
Futures (Expiration Date: 10-26-18;
Strike Price: $158.00; Notional
Amount 29,100,000) (G)	291	3,357
Exchange Traded Option on Euro-OAT
Futures (Expiration Date: 10-26-18;
Strike Price: $176.00; Notional
Amount 100,400,000) (G)	1,004	11,604
Exchange Traded Option on U.S. Bond
Futures (Expiration Date: 11-23-18;
Strike Price: $175.00; Notional
Amount: 271,000) (G)	271	271

The accompanying notes are an integral part of the financial statements.	74

John Hancock Funds II
Portfolio of Investments — August 31, 2018 (showing percentage of total net assets)

Total Return Fund (continued)

		Shares or Principal Amount	Value
PURCHASED OPTIONS (continued)
Calls (continued)
Exchange Traded Option on U.S. Bond
Futures (Expiration Date: 11-23-18;
Strike Price: $184.00; Notional
Amount: 19,000) (G)		19	$19
			16,725
Puts – 0.0%
Exchange Traded Option on 10-Year
U.S. Treasury Futures (Expiration
Date: 11-23-18; Strike Price: $109.50;
Notional Amount: 810,000) (G)		810	810
Exchange Traded Option on 10-Year
U.S. Treasury Futures (Expiration
Date: 11-23-18; Strike Price: $110.00;
Notional Amount: 546,000) (G)		546	546
Exchange Traded Option on 5-Year
U.S. Treasury Futures (Expiration
Date: 11-23-18; Strike Price: $107.00;
Notional Amount: 1,705,000) (G)		1,705	1,705
Exchange Traded Option on 5-Year
U.S. Treasury Futures (Expiration
Date: 11-23-18; Strike Price: $107.25;
Notional Amount: 2,226,000) (G)		2,226	17,392
Exchange Traded Option on 5-Year
U.S. Treasury Futures (Expiration
Date: 11-23-18; Strike Price: $107.50;
Notional Amount: 454,000) (G)		454	3,547
Exchange Traded Option on Euro BUND
Futures (Expiration Date: 11-23-18;
Strike Price: $145.00; Notional
Amount 24,600,000) (G)		246	2,856
Over the Counter Option on 30 Year
Interest Rate Swap. Receive a floating
rate based on 3-month LIBOR and
pay a fixed rate of 2.943% (Expiration
Date: 12-12-19; Strike Rate: 2.943%;
Counterparty: Goldman Sachs &
Company) (G)(H)		2,000,000	127,521
Over the Counter Option on 30 Year
Interest Rate Swap. Receive a floating
rate based on 3-month LIBOR and
pay a fixed rate of 2.945% (Expiration
Date: 12-9-19; Strike Rate: 2.945%;
Counterparty: Merrill Lynch Pierce
Fenner & Smith) (G)(H)		7,700,000	486,863
			641,240
TOTAL PURCHASED OPTIONS (Cost $545,146)			$657,965

SHORT-TERM INVESTMENTS – 13.6%
Banker’s acceptance – 0.3%
HSBC Bank Canada
1.742%, 09/27/2018 *	CAD	7,800,000	5,969,480
Foreign government – 12.9%
Argentina Treasury Bill
2.966%, 01/11/2019 *		$3,200,000	3,155,734
2.973%, 11/16/2018 *		2,400,000	2,379,660
6.694%, 10/26/2018 *		3,500,000	3,479,655
Federative Republic of Brazil
5.848%, 01/01/2019 *	BRL	93,300,000	22,421,229
Hellenic Republic Treasury Bill
0.694%, 11/02/2018 *	EUR	3,800,000	4,405,693
1.186%, 03/15/2019 *		5,100,000	5,893,304
Japan Treasury Discount Bill
(0.157)%, 11/05/2018 *	JPY	9,940,000,000	89,481,113
(0.153)%, 11/26/2018 *		5,000,000,000	45,014,760

Total Return Fund (continued)

		Shares or Principal Amount	Value
SHORT-TERM INVESTMENTS (continued)
Foreign government (continued)
Japan Treasury Discount Bill (continued)
(0.153)%, 11/26/2018 *	JPY	5,530,000,000	$49,786,325
(0.151)%, 10/29/2018 *		3,450,000,000	31,056,427
(0.136)%, 10/09/2018 *		2,510,000,000	22,592,892
(0.128)%, 09/10/2018 *		420,000,000	3,780,102
			283,446,894
U.S. Government – 0.0%
U.S. Treasury Bill
2.012%, 11/08/2018 (A)*		$179,000	178,341
Repurchase agreement – 0.4%
Repurchase Agreement with State Street
Corp. dated 8-31-18 at 0.900% to be
repurchased at $9,057,906 on 9-4-18,
collateralized by $9,560,000
U.S. Treasury Notes, 1.750% due
6-30-22 (valued at $9,241,547,
including interest)		9,057,000	$9,057,000
TOTAL SHORT-TERM INVESTMENTS (Cost $302,191,229)			$298,651,715
Total Investments (Total Return Fund)
(Cost $3,752,438,358) – 169.2%			$3,728,874,505
Other assets and liabilities, net – (69.2%)			(1,525,140,502)
TOTAL NET ASSETS – 100.0%			$2,203,734,003

Currency Abbreviations

BRL	Brazilian Real
CAD	Canadian Dollar
DKK	Danish Krone
EUR	Euro
GBP	Pound Sterling
JPY	Japanese Yen

Security Abbreviations and Legend

CMT	Constant Maturity Treasury
COFI	11th Federal Home Loan Bank District Cost of Funds Index
LIBOR	London Interbank Offered Rate
PIK	Pay-in-Kind Security - Represents a payment-in-kind which may pay interest in additional par and/or cash. Rates shown are the current rate and most recent payment rate.
TBA	To Be Announced. A forward mortgage-backed securities trade issued by a U.S. Government Agency, to be delivered at an agreed-upon future settlement date.
(A)	All or a portion of this security is segregated at the custodian as collateral for certain derivatives.
(B)	Security purchased or sold on a when-issued or delayed delivery basis.
(C)	Variable rate obligation. The coupon rate shown represents the rate at period end.
(D)	These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration. Rule 144A securities amounted to $612,504,561 or 27.8% of the fund’s net assets as of 8-31-18.
(E)	Perpetual bonds have no stated maturity date. Date shown as maturity date is next call date.
(F)	Variable or floating rate security, the interest rate of which adjusts periodically based on a weighted average of interest rates and prepayments on the underlying pool of assets. The interest rate shown is the current rate as of period end.
(G)	Non-income producing security.
(H)	For this type of option, notional amounts are equivalent to number of contracts.

The accompanying notes are an integral part of the financial statements.	75

John Hancock Funds II
Portfolio of Investments — August 31, 2018 (showing percentage of total net assets)

Total Return Fund (continued)

*	Yield represents either the annualized yield at the date of purchase, the stated coupon rate or, for floating rate securities, the rate at period end.

DERIVATIVES

FUTURES

						Unrealized
	Number of		Expiration	Notional	Notional	appreciation
Open contracts	contracts	Position	date	basis*	value*	(depreciation)
10-Year U.S. Treasury Note Futures	1,356	Long	Dec 2018	$163,002,419	$163,080,188	$77,769
5-Year U.S. Treasury Note Futures	4,386	Long	Dec 2018	497,482,482	497,365,549	(116,933)
Eurodollar Futures	94	Long	Mar 2019	22,846,797	22,851,400	4,603
Eurodollar Futures	119	Long	Sep 2019	28,870,786	28,882,788	12,002
German Euro BUND Futures	257	Long	Dec 2018	47,781,037	47,962,721	181,684
10-Year Australian Treasury Bond Futures	760	Short	Sep 2018	(69,733,183)	(71,352,565)	(1,619,382)
10-Year Canada Government Bond Futures	206	Short	Dec 2018	(21,213,722)	(21,277,195)	(63,473)
Euro-BTP Italian Government Bond Futures	645	Short	Dec 2018	(90,584,163)	(90,426,018)	158,145
Euro-Buxl Futures	126	Short	Dec 2018	(25,920,544)	(25,936,772)	(16,228)
Eurodollar Futures	45	Short	Jun 2020	(10,926,300)	(10,918,688)	7,612
Eurodollar Futures	79	Short	Dec 2020	(19,139,644)	(19,170,338)	(30,694)
Euro-OAT Futures	1,043	Short	Dec 2018	(184,256,747)	(184,686,516)	(429,769)
U.S. Treasury Long Bond Futures	1,150	Short	Dec 2018	(165,922,666)	(165,851,563)	71,103
						$(1,763,561)

*       Notional basis refers to the contractual amount agreed upon at inception of open contracts; notional value represents the current value of the open contract.

FORWARD FOREIGN CURRENCY CONTRACTS

					Contractual
					settlement	Unrealized	Unrealized
Contract to buy		Contract to sell		Counterparty (OTC)	date	appreciation	depreciation
BRL	7,798,779	USD	1,885,904	Citibank N.A.	9/5/2018	$28,800	—
BRL	4,283,954	USD	1,100,934	Deutsche Bank AG London	9/5/2018	—	($49,166)
BRL	4,549,481	USD	1,173,000	JPMorgan Chase Bank N.A.	9/5/2018	—	(56,042)
BRL	41,400,000	USD	11,085,228	BNP Paribas SA	10/2/2018	—	(951,797)
BRL	36,900,000	USD	9,445,554	JPMorgan Chase Bank N.A.	10/2/2018	—	(413,583)
BRL	11,300,000	USD	3,000,053	Goldman Sachs Bank USA	1/3/2019	—	(258,478)
CAD	11,366,000	USD	8,640,672	Bank of America, N.A.	9/4/2018	68,904	—
CAD	32,922,000	USD	25,280,542	JPMorgan Chase Bank N.A.	9/4/2018	—	(52,956)
CAD	38,299,000	USD	29,643,464	Citibank N.A.	10/2/2018	—	(279,870)
EUR	2,717,000	SEK	28,914,640	BNP Paribas SA	9/4/2018	—	(7,988)
EUR	2,572,000	SEK	27,393,207	JPMorgan Chase Bank N.A.	9/4/2018	—	(9,932)
EUR	12,267,760	USD	14,344,704	UBS AG	10/2/2018	—	(76,366)
EUR	23,767,000	USD	27,938,132	Bank of America, N.A.	11/15/2018	—	(199,304)
EUR	14,623,000	USD	16,872,828	Citibank N.A.	11/15/2018	193,898	—
EUR	8,073,000	USD	9,419,827	HSBC Bank USA	11/15/2018	2,295	—
GBP	25,332,000	USD	33,223,090	Citibank N.A.	9/4/2018	—	(381,414)
GBP	25,332,000	USD	32,646,868	Societe Generale	10/2/2018	230,699	—
GBP	6,375,000	USD	8,155,588	Societe Generale	11/15/2018	134,397	—
GBP	8,579,000	USD	10,939,100	UBS AG	11/15/2018	216,943	—
INR	259,303,498	USD	3,684,000	Goldman Sachs Bank USA	9/27/2018	—	(34,129)
INR	641,285,760	USD	9,104,000	Nomura Global Financial Products, Inc.	9/27/2018	—	(77,472)
INR	5,682,150	USD	81,000	Goldman Sachs Bank USA	9/28/2018	—	(1,033)
INR	206,167,500	USD	2,940,000	HSBC Bank USA	9/28/2018	—	(38,516)
INR	163,096,670	USD	2,321,000	JPMorgan Chase Bank N.A.	9/28/2018	—	(25,670)
JPY	2,460,000,000	USD	22,344,716	JPMorgan Chase Bank N.A.	11/5/2018	—	(107,589)
JPY	684,600,000	USD	6,232,000	JPMorgan Chase Bank N.A.	11/15/2018	—	(39,278)
JPY	4,663,700,000	USD	42,326,664	UBS AG	11/15/2018	—	(139,986)
MXN	848,807,259	USD	43,859,007	Citibank N.A.	10/26/2018	213,676	—
MXN	144,404,206	USD	7,390,071	Citibank N.A.	11/14/2018	86,314	—
MXN	135,282,794	USD	6,949,875	Goldman Sachs Bank USA	11/14/2018	54,258	—
MXN	100,842,000	USD	5,232,973	HSBC Bank USA	11/14/2018	—	(11,978)
SEK	300,086,809	USD	33,316,307	Citibank N.A.	11/15/2018	—	(316,865)
THB	7,317,037	USD	224,105	HSBC Bank USA	9/19/2018	—	(471)
USD	1,250,759	AUD	1,687,000	BNP Paribas SA	9/4/2018	37,975	—
USD	703,894	AUD	956,000	JPMorgan Chase Bank N.A.	9/4/2018	16,626	—
USD	2,085,263	BRL	7,798,779	Citibank N.A.	9/5/2018	170,559	—
USD	1,035,947	BRL	4,283,954	Deutsche Bank AG	9/5/2018	—	(15,820)
USD	1,100,157	BRL	4,549,481	JPMorgan Chase Bank N.A.	9/5/2018	—	(16,800)

The accompanying notes are an integral part of the financial statements.	76

John Hancock Funds II
Portfolio of Investments — August 31, 2018 (showing percentage of total net assets)

Total Return Fund (continued)
FORWARD FOREIGN CURRENCY CONTRACTS (continued)

					Contractual
					settlement	Unrealized	Unrealized
Contract to buy		Contract to sell		Counterparty (OTC)	date	appreciation	depreciation
USD	23,202,062	BRL	78,300,000	JPMorgan Chase Bank N.A.	10/2/2018	$4,036,660	—
USD	28,327,691	BRL	104,600,000	JPMorgan Chase Bank N.A.	1/3/2019	2,949,921	—
USD	29,626,679	CAD	38,299,000	Citibank N.A.	9/4/2018	278,786	—
USD	4,594,624	CAD	5,989,000	HSBC Bank USA	9/4/2018	5,352	—
USD	5,989,562	CAD	7,800,000	JPMorgan Chase Bank N.A.	9/27/2018	9,950	—
USD	12,431,300	DKK	76,542,000	Bank of America, N.A.	10/1/2018	488,468	—
USD	11,412,723	DKK	70,746,000	BNP Paribas SA	10/1/2018	374,240	—
USD	9,729,890	DKK	59,112,000	Societe Generale	10/1/2018	506,657	—
USD	15,448,265	DKK	95,030,000	Standard Chartered Bank	10/1/2018	620,754	—
USD	4,335,265	DKK	26,875,000	UBS AG	10/1/2018	141,965	—
USD	4,610,650	EUR	3,800,000	Bank of America, N.A.	11/2/2018	180,042	—
USD	12,550,314	EUR	10,865,000	Citibank N.A.	11/15/2018	—	($130,394)
USD	10,632,851	EUR	9,133,000	JPMorgan Chase Bank N.A.	11/15/2018	—	(26,412)
USD	6,540,893	EUR	5,100,000	HSBC Bank USA	3/15/2019	527,411	—
USD	32,609,172	GBP	25,332,000	Societe Generale	9/4/2018	—	(232,504)
USD	11,203,086	GBP	8,671,000	Citibank N.A.	11/15/2018	—	(72,593)
USD	61,598,562	GBP	48,104,000	Societe Generale	11/15/2018	—	(955,385)
USD	3,849,679	JPY	420,000,000	JPMorgan Chase Bank N.A.	9/10/2018	68,470	—
USD	10,366,105	JPY	1,140,000,000	Barclays Bank PLC Wholesale	10/9/2018	81,371	—
USD	363,735	JPY	40,000,000	BNP Paribas SA	10/9/2018	2,868	—
USD	5,545,253	JPY	610,000,000	Citibank N.A.	10/9/2018	42,018	—
USD	6,544,562	JPY	720,000,000	UBS AG	10/9/2018	48,940	—
USD	1,088,312	JPY	120,000,000	Bank of America, N.A.	10/29/2018	4,128	—
USD	9,061,254	JPY	1,000,000,000	Barclays Bank PLC Wholesale	10/29/2018	26,389	—
USD	8,875,807	JPY	980,000,000	BNP Paribas SA	10/29/2018	21,639	—
USD	12,234,633	JPY	1,350,000,000	UBS AG	10/29/2018	37,566	—
USD	14,230,132	JPY	1,580,000,000	BNP Paribas SA	11/5/2018	—	(52,251)
USD	83,492,554	JPY	9,240,000,000	Citibank N.A.	11/5/2018	—	(32,266)
USD	14,231,516	JPY	1,580,000,000	UBS AG	11/5/2018	—	(50,866)
USD	18,552,829	JPY	2,038,000,000	Citibank N.A.	11/15/2018	117,584	—
USD	33,329,289	JPY	3,673,700,000	JPMorgan Chase Bank N.A.	11/15/2018	97,907	—
USD	40,278,154	JPY	4,460,000,000	Barclays Bank PLC Wholesale	11/26/2018	—	(96,711)
USD	14,908,536	JPY	1,650,000,000	BNP Paribas SA	11/26/2018	—	(28,353)
USD	39,927,733	JPY	4,420,000,000	UBS AG	11/26/2018	—	(85,026)
USD	40,034,610	MXN	753,903,746	JPMorgan Chase Bank N.A.	10/26/2018	889,608	—
USD	733,255	MXN	14,012,000	BNP Paribas SA	11/14/2018	7,798	—
USD	4,009,832	SEK	36,320,000	Bank of America, N.A.	11/15/2018	15,856	—
USD	230,313	THB	7,317,037	Morgan Stanley and Company International PLC	9/19/2018	6,679	—
USD	224,897	THB	7,317,037	HSBC Bank USA	12/19/2018	618	—
ZAR	1,924,000	USD	142,874	Standard Chartered Bank	11/2/2018	—	(12,996)
						$13,044,989	($5,338,260)

WRITTEN OPTIONS

Foreign currency options

		Exercise		Expiration	Notional
Description	Counterparty (OTC)	price		date	amount*	Premium	Value
Calls
U.S. Dollar versus Mexican Peso	HSBC Bank USA	USD	19.34	Sep 2018	5,800,000	$37,555	$(11,918)
U.S. Dollar versus Mexican Peso	Citibank N.A.	USD	20.00	Sep 2018	8,900,000	64,970	(4,388)
U.S. Dollar versus Mexican Peso	BNP Paribas SA	USD	19.95	Sep 2018	14,500,000	115,275	(36,975)
						$217,800	$(53,281)
Puts
Australian Dollar versus U.S. Dollar	HSBC Bank USA	AUD	0.72	Sep 2018	12,200,000	37,794	(41,450)
Australian Dollar versus U.S. Dollar	HSBC Bank USA	AUD	0.71	Sep 2018	5,900,000	21,668	(14,905)
Australian Dollar versus U.S. Dollar	Goldman Sachs Bank USA	AUD	0.72	Sep 2018	7,817,000	20,267	(54,336)
Australian Dollar versus U.S. Dollar	JPMorgan Chase Bank	AUD	0.72	Sep 2018	4,283,000	11,972	(32,081)
U.S. Dollar versus Canadian Dollar	Goldman Sachs Bank USA	USD	1.29	Sep 2018	9,900,000	34,007	(27,869)
U.S. Dollar versus Canadian Dollar	BNP Paribas SA	USD	1.28	Oct 2018	10,300,000	59,328	(49,213)
						$185,036	$(219,854)
						$402,836	$(273,135)

* For this type of option, notional amounts are equivalent to number of contracts.

The accompanying notes are an integral part of the financial statements.	77

John Hancock Funds II
Portfolio of Investments — August 31, 2018 (showing percentage of total net assets)

Total Return Fund (continued)

Interest rate swaptions

		Floating	Pay/receive
		rate	floating	Exercise	Expiration	Notional
Description	Counterparty (OTC)	index	rate	rate	date	amount*		Premium	Value
Puts
	Merril Lynch Pierce Fenner &
5-Year Interest Rate Swap	Smith	3 month USD LIBOR	Pay	2.750%	Dec 2019	USD	33,900,000	$370,280	$(655,851)
5-Year Interest Rate Swap	Goldman Sachs & Company	3 month USD LIBOR	Pay	2.750%	Dec 2019	USD	8,600,000	93,818	(166,942)
								$464,098	$(822,793)

*	For this type of option, notional amounts are equivalent to number of contracts.

Inflation floors

		Initial		Expiration	Notional
Description	Counterparty (OTC)	index	Exercise index	date	amount*		Premium	Value
Floor- CPURNSA Index	Deutsche Bank AG	215.950	Maximum of ((1+0.0%)[10] - (Final
			Index/Initial Index)) or $0	Mar 2020	USD	1,600,000	$12,000	—
Floor- CPURNSA Index	Citibank N.A.	215.950	Maximum of ((1+0.0%)[10] - (Final
			Index/Initial Index)) or $0	Mar 2020	USD	4,500,000	38,060	—
Floor- CPURNSA Index	Citibank N.A.	216.670	Maximum of ((1+0.0%)[10] - (Final
			Index/Initial Index)) or $0	Apr 2020	USD	11,000,000	98,100	—
Floor- CPURNSA Index	Citibank N.A.	217.970	Maximum of ((1+0.0%)[10] - (Final
			Index/Initial Index)) or $0	Sep 2020	USD	4,100,000	52,890	—
							$201,050	—

*	For this type of option, notional amounts are equivalent to number of contracts.

SWAPS

Interest rate swaps

								Unamortized
					Fixed	Floating		upfront	Unrealized
Counterparty (OTC)/	Notional		Payments	Payments	payment	payment	Maturity	payment paid	appreciation
Centrally cleared	amount	Currency	made	received	frequency	frequency	date	(received)	(depreciation)	Value
Centrally cleared	196,300,000	USD	USD LIBOR BBA	Fixed 1.963%	Semi-Annual	Quarterly	Dec 2019	$(1,341,357)	$(692,913)	$(2,034,270)
Centrally cleared	185,400,000	BRL	BRL CDI	Fixed 7.500%	At Maturity	At Maturity	Jan 2020	(200,445)	(268,292)	(468,737)
Centrally cleared	257,300,000	BRL	BRL CDI	Fixed 7.750%	At Maturity	At Maturity	Jan 2020	(157,883)	(298,483)	(456,366)
Centrally cleared	199,800,000	BRL	BRL CDI	Fixed 8.475%	At Maturity	At Maturity	Jan 2020	(41,999)	(69,999)	(111,998)
Centrally cleared	177,800,000	BRL	BRL CDI	Fixed 9.200%	At Maturity	At Maturity	Jan 2021	430,365	(619,673)	(189,308)
Centrally cleared	77,200,000	USD	USD LIBOR BBA	Fixed 2.800%	Semi-Annual	Quarterly	Aug 2023	(1,743,441)	1,410,182	(333,259)
Centrally cleared	20,900,000	GBP	Fixed 1.500%	GBP LIBOR BBA	Semi-Annual	Semi-Annual	Sep 2023	(130,797)	(62,290)	(193,087)
Centrally cleared	7,200,000	CAD	Fixed 2.300%	CAD BA CDOR	Semi-Annual	Semi-Annual	Dec 2025	46,794	49,802	96,596
Centrally cleared	10,810,000,000	JPY	Fixed 0.300%	JPY LIBOR BBA	Semi-Annual	Semi-Annual	Mar 2026	(622,049)	157,705	(464,344)
Centrally cleared	13,340,000,000	JPY	Fixed 0.300%	JPY LIBOR BBA	Semi-Annual	Semi-Annual	Mar 2026	(7,698,834)	7,125,158	(573,676)
Centrally cleared	2,380,000,000	JPY	Fixed 0.300%	JPY LIBOR BBA	Semi-Annual	Semi-Annual	Sep 2027	(760,754)	780,665	19,911
Centrally cleared	49,500,000	USD	Fixed 2.500%	USD LIBOR BBA	Semi-Annual	Quarterly	Dec 2027	(1,350,707)	3,189,914	1,839,207
Centrally cleared	1,260,000,000	JPY	Fixed 0.300%	JPY LIBOR BBA	Semi-Annual	Semi-Annual	Mar 2028	(332,734)	370,791	38,057
Centrally cleared	90,000,000	JPY	Fixed 0.380%	JPY LIBOR BBA	Semi-Annual	Semi-Annual	Jun 2028	(25,934)	23,755	(2,179)
Centrally cleared	870,000,000	JPY	Fixed 0.399%	JPY LIBOR BBA	Semi-Annual	Semi-Annual	Jun 2028	(340,162)	304,277	(35,885)
Centrally cleared	53,300,000	USD	Fixed 2.250%	USD LIBOR BBA	Semi-Annual	Quarterly	Jun 2028	2,887,155	257,036	3,144,191
Centrally cleared	26,300,000	GBP	Fixed 1.500%	GBP LIBOR BBA	Semi-Annual	Semi-Annual	Sep 2028	363,647	(217,144)	146,503
Centrally cleared	100,200,000	EUR	EUR EURIBOR Reuters	Fixed 1.250%	Annual	Semi-Annual	Sep 2028	2,823,277	1,393,171	4,216,448
Centrally cleared	19,200,000	EUR	EUR EURIBOR Reuters	Fixed 1.250%	Annual	Semi-Annual	Dec 2028	329,463	360,029	689,492
Centrally cleared	8,100,000	GBP	Fixed 1.500%	GBP LIBOR BBA	Semi-Annual	Semi-Annual	Dec 2028	135,230	(65,671)	69,559
Centrally cleared	840,000,000	JPY	Fixed 0.450%	JPY LIBOR BBA	Semi-Annual	Semi-Annual	Mar 2029	(62,044)	38,407	(23,637)
Centrally cleared	2,580,000,000	JPY	Fixed 0.750%	JPY LIBOR BBA	Semi-Annual	Semi-Annual	Mar 2038	86,207	7,756	93,963
Centrally cleared	21,100,000	EUR	EUR EURIBOR Reuters	Fixed 1.501%	Annual	Semi-Annual	Jul 2042	—	359,589	359,589
Centrally cleared	1,400,000	CAD	Fixed 1.750%	CAD BA CDOR	Semi-Annual	Semi-Annual	Dec 2046	107,286	107,024	214,310
Centrally cleared	160,000,000	JPY	Fixed 1.000%	JPY LIBOR BBA	Semi-Annual	Semi-Annual	Mar 2048	(4,982)	(3,612)	(8,594)
Centrally cleared	3,300,000	USD	Fixed 2.940%	USD LIBOR BBA	Semi-Annual	Quarterly	Aug 2048	322,445	(276,351)	46,094
Centrally cleared	3,800,000	USD	Fixed 2.930%	USD LIBOR BBA	Semi-Annual	Quarterly	Aug 2048	402,964	(342,033)	60,931
Centrally cleared	10,400,000	USD	Fixed 2.905%	USD LIBOR BBA	Semi-Annual	Quarterly	Aug 2048	1,024,664	(804,174)	220,490
Centrally cleared	7,800,000	GBP	Fixed 1.750%	GBP LIBOR BBA	Semi-Annual	Semi-Annual	Sep 2048	(410,057)	128,636	(281,421)
Centrally cleared	7,700,000	EUR	EUR EURIBOR Reuters	Fixed 1.500%	Annual	Semi-Annual	Sep 2048	(87,996)	154,859	66,863
Centrally cleared	14,000,000	GBP	Fixed 1.500%	GBP LIBOR BBA	Semi-Annual	Semi-Annual	Dec 2048	65,897	577,996	643,893
								$(6,286,781)	$13,076,117	$6,789,336

The accompanying notes are an integral part of the financial statements.	78

John Hancock Funds II
Portfolio of Investments — August 31, 2018 (showing percentage of total net assets)

Total Return Fund (continued)

Credit default swaps - Seller

									Unamortized
		Implied			USD		Fixed		upfront	Unrealized
Counterparty (OTC)/	Reference	credit	Notional		notional	Received	payment	Maturity	payment paid	appreciation
Centrally cleared	obligation	spread	amount	Currency	amount	fixed rate	frequency	date	(received)	(depreciation)	Value
Bank of America N.A.	Republic of Colombia	0.663%	3,700,000	USD	$3,700,000	1.000%	Quarterly	Jun 2021	$20,897	$20,257	$41,154
BNP Paribas SA	Petroleo Brasileiro SA	2.081%	300,000	USD	300,000	1.000%	Quarterly	Mar 2020	(17,258)	12,976	(4,282)
BNP Paribas SA	Russian Federation	1.671%	2,700,000	USD	2,700,000	1.000%	Quarterly	Jun 2020	(77,052)	3,648	(73,404)
Citibank N.A.	Republic of Colombia	0.663%	100,000	USD	100,000	1.000%	Quarterly	Jun 2021	592	520	1,112
Goldman Sachs International	Petroleo Brasileiro SA	1.850%	300,000	USD	300,000	1.000%	Quarterly	Dec 2019	(8,534)	5,889	(2,645)
Goldman Sachs International	Russian Federation	1.671%	2,400,000	USD	2,400,000	1.000%	Quarterly	Jun 2020	(65,439)	191	(65,248)
HSBC Bank USA	Argentine Republic	6.377%	4,600,000	USD	4,600,000	5.000%	Quarterly	Dec 2018	24,700	2,271	26,971
HSBC Bank USA	Petroleo Brasileiro SA	2.081%	100,000	USD	100,000	1.000%	Quarterly	Mar 2020	(5,453)	4,026	(1,427)
HSBC Bank USA	Republic of Colombia	0.663%	1,900,000	USD	1,900,000	1.000%	Quarterly	Jun 2021	11,758	9,375	21,133
HSBC Bank USA	Russian Federation	1.671%	400,000	USD	400,000	1.000%	Quarterly	Jun 2020	(11,246)	371	(10,875)
Merrill Lynch Internation, Ltd.	CMBX.NA.AAA.9	0.444%	8,000,000	USD	8,000,000	0.500%	Monthly	Sep 2058	(308,276)	337,054	28,778
Nomura Global Financial
Products, Inc.	Russian Federation	1.671%	16,600,000	USD	16,600,000	1.000%	Quarterly	Jun 2020	(477,897)	26,297	(451,600)
					$41,100,000				$(913,208)	$422,875	$(490,333)
Centrally cleared	Daimler AG	0.437%	4,500,000	EUR	5,528,697	1.000%	Quarterly	Dec 2020	51,565	28,274	79,839
Centrally cleared	CDX.NA.IG.28	0.489%	33,400,000	USD	33,400,000	1.000%	Quarterly	Jun 2022	487,652	192,552	680,204
Centrally cleared	Simon Property Group LP	0.399%	3,500,000	USD	3,500,000	1.000%	Quarterly	Jun 2022	(8,631)	91,773	83,142
Centrally cleared	Tesco PLC	0.730%	3,000,000	EUR	3,685,798	1.000%	Quarterly	Jun 2022	(550,298)	592,769	42,471
Centrally cleared	Ford Motor Credit Company LLC	1.197%	2,100,000	USD	2,100,000	5.000%	Quarterly	Dec 2022	330,303	7,969	338,272
Centrally cleared	CDX.NA.IG.30	0.602%	28,200,000	USD	28,200,000	1.000%	Quarterly	Jun 2020	(483,793)	(71,645)	(555,438)
Centrally cleared	The Royal Bank of Scotland PLC	1.181%	5,800,000	EUR	6,613,447	1.000%	Quarterly	Jun 2020	(9,274)	(34,308)	(43,582)
					$83,027,942				$(182,476)	$807,384	$624,908
					$124,127,942				$(1,095,684)	$1,230,259	$134,575

Derivatives Currency Abbreviations

AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
DKK	Danish Krone
EUR	Euro
GBP	Pound Sterling
INR	Indian Rupee
JPY	Japanese Yen
MXN	Mexican Peso
SEK	Swedish Krona
THB	Thai Bhat
USD	U.S. Dollar
ZAR	South African Rand

Derivatives Abbreviations

BBA	The British Banker’s Association
CDOR	Canadian Dollar Offered Rate
EURIBOR	Euro Interbank Offered Rate
LIBOR	London Interbank Offered Rate

OTC is an abbreviation for over-the-counter. See Notes to financial statements regarding investment transactions and other derivatives information.

U.S. High Yield Bond Fund

	Shares or
	Principal
	Amount	Value
CORPORATE BONDS – 93.7%
Consumer discretionary – 21.9%
Altice US Finance I Corp.
5.375%, 07/15/2023 (A)	$630,000	$633,938
5.500%, 05/15/2026 (A)	875,000	859,688
Asbury Automotive Group, Inc.
6.000%, 12/15/2024	2,390,000	2,395,975
Brinker International, Inc.
5.000%, 10/01/2024 (A)	350,000	337,750
Carriage Services, Inc.
6.625%, 06/01/2026 (A)	375,000	381,563

U.S. High Yield Bond Fund (continued)

	Shares or
	Principal
	Amount	Value
CORPORATE BONDS (continued)
Consumer discretionary (continued)
CCM Merger, Inc.
6.000%, 03/15/2022 (A)	$2,775,000	$2,816,625
CCO Holdings LLC
4.000%, 03/01/2023 (A)	50,000	47,688
5.000%, 02/01/2028 (A)	125,000	117,066
5.125%, 02/15/2023	20,000	20,025
5.125%, 05/01/2023 to 05/01/2027 (A)	1,735,000	1,723,438
5.250%, 09/30/2022	310,000	312,131
5.375%, 05/01/2025 (A)	2,395,000	2,380,031

The accompanying notes are an integral part of the financial statements.	79

John Hancock Funds II
Portfolio of Investments — August 31, 2018 (showing percentage of total net assets)

U.S. High Yield Bond Fund (continued)

	Shares or
	Principal
	Amount	Value
CORPORATE BONDS (continued)
Consumer discretionary (continued)
CCO Holdings LLC (continued)
5.750%, 02/15/2026 (A)	$2,700,000	$2,700,000
5.875%, 04/01/2024 (A)	470,000	479,400
Cequel Communications Holdings I LLC
7.750%, 07/15/2025 (A)	1,125,000	1,196,719
Cinemark USA, Inc.
5.125%, 12/15/2022	700,000	703,500
Cooper Tire & Rubber Company
7.625%, 03/15/2027	2,410,000	2,681,125
Eagle Intermediate Global Holding BV
7.500%, 05/01/2025 (A)	200,000	199,500
EMI Music Publishing Group North
America Holdings, Inc.
7.625%, 06/15/2024 (A)	1,125,000	1,210,781
ESH Hospitality, Inc.
5.250%, 05/01/2025 (A)	2,975,000	2,882,031
GLP Capital LP
4.375%, 04/15/2021	75,000	76,125
4.875%, 11/01/2020	25,000	25,625
5.375%, 11/01/2023	625,000	657,813
Gray Television, Inc.
5.125%, 10/15/2024 (A)	975,000	955,500
5.875%, 07/15/2026 (A)	2,000,000	2,000,000
Group 1 Automotive, Inc.
5.000%, 06/01/2022	925,000	915,750
5.250%, 12/15/2023 (A)	500,000	486,250
Hilton Domestic Operating
Company, Inc.
5.125%, 05/01/2026 (A)	225,000	225,281
KFC Holding Company/Pizza Hut
Holdings LLC/Taco Bell of
America LLC
5.000%, 06/01/2024 (A)	650,000	648,375
5.250%, 06/01/2026 (A)	650,000	650,000
Lamar Media Corp.
5.375%, 01/15/2024	250,000	254,375
Levi Strauss & Company
5.000%, 05/01/2025	175,000	175,875
Lithia Motors, Inc.
5.250%, 08/01/2025 (A)	1,025,000	982,975
Live Nation Entertainment, Inc.
4.875%, 11/01/2024 (A)	925,000	909,969
5.375%, 06/15/2022 (A)	250,000	254,688
5.625%, 03/15/2026 (A)(B)	150,000	150,750
LKQ Corp.
4.750%, 05/15/2023	2,750,000	2,756,875
MGM Growth Properties Operating
Partnership LP
4.500%, 01/15/2028	275,000	253,523
National CineMedia LLC
6.000%, 04/15/2022	2,075,000	2,106,125
Nexstar Broadcasting, Inc.
6.125%, 02/15/2022 (A)	1,300,000	1,321,938
Nielsen Finance LLC
5.000%, 04/15/2022 (A)	3,000,000	2,913,150
Outfront Media Capital LLC
5.250%, 02/15/2022	230,000	231,148
5.625%, 02/15/2024	375,000	379,219
Penske Automotive Group, Inc.
3.750%, 08/15/2020	415,000	409,813
5.375%, 12/01/2024	1,113,000	1,097,696
5.750%, 10/01/2022	2,000,000	2,040,000
Pinnacle Entertainment, Inc.
5.625%, 05/01/2024	275,000	288,750

U.S. High Yield Bond Fund (continued)

	Shares or
	Principal
	Amount	Value
CORPORATE BONDS (continued)
Consumer discretionary (continued)
Salem Media Group, Inc.
6.750%, 06/01/2024 (A)	$2,075,000	$1,846,750
Service Corp. International
4.625%, 12/15/2027	425,000	408,000
7.500%, 04/01/2027	450,000	501,750
8.000%, 11/15/2021	2,145,000	2,359,500
Sonic Automotive, Inc.
5.000%, 05/15/2023	1,450,000	1,366,625
6.125%, 03/15/2027	350,000	328,125
Speedway Motorsports, Inc.
5.125%, 02/01/2023	650,000	643,500
The EW Scripps Company
5.125%, 05/15/2025 (A)	2,000,000	1,910,000
The Nielsen Company Luxembourg
SARL
5.000%, 02/01/2025 (A)	400,000	388,000
The William Carter Company
5.250%, 08/15/2021	300,000	304,125
Wolverine World Wide, Inc.
5.000%, 09/01/2026 (A)	1,200,000	1,158,000
Wyndham Hotels & Resorts, Inc.
5.375%, 04/15/2026 (A)	1,000,000	992,500
		59,453,437
Consumer staples – 1.8%
Aramark Services, Inc.
5.000%, 02/01/2028 (A)	150,000	147,000
5.125%, 01/15/2024	370,000	375,731
B&G Foods, Inc.
4.625%, 06/01/2021	1,000,000	995,000
5.250%, 04/01/2025 (B)	600,000	582,750
Central Garden & Pet Company
5.125%, 02/01/2028	150,000	141,188
Cott Holdings, Inc.
5.500%, 04/01/2025 (A)	375,000	367,256
Darling Ingredients, Inc.
5.375%, 01/15/2022	150,000	151,875
Lamb Weston Holdings, Inc.
4.625%, 11/01/2024 (A)	25,000	24,563
4.875%, 11/01/2026 (A)	25,000	24,625
Pilgrim’s Pride Corp.
5.750%, 03/15/2025 (A)	940,000	909,450
5.875%, 09/30/2027 (A)	125,000	118,750
Pinnacle Foods Finance LLC
5.875%, 01/15/2024	50,000	52,500
Prestige Brands, Inc.
6.375%, 03/01/2024 (A)(B)	705,000	711,380
Spectrum Brands, Inc.
5.750%, 07/15/2025	275,000	277,750
		4,879,818
Energy – 20.4%
Andeavor Logistics LP
5.250%, 01/15/2025	425,000	435,094
6.375%, 05/01/2024	275,000	291,500
Archrock Partners LP
6.000%, 04/01/2021 to 10/01/2022	2,000,000	1,995,000
Baytex Energy Corp.
5.125%, 06/01/2021 (A)	1,400,000	1,361,500
5.625%, 06/01/2024 (A)	710,000	670,950
Bristow Group, Inc.
6.250%, 10/15/2022	2,450,000	1,727,250
8.750%, 03/01/2023 (A)(B)	500,000	477,500
Carrizo Oil & Gas, Inc.
8.250%, 07/15/2025	525,000	563,063

The accompanying notes are an integral part of the financial statements.	80

John Hancock Funds II
Portfolio of Investments — August 31, 2018 (showing percentage of total net assets)

U.S. High Yield Bond Fund (continued)

	Shares or
	Principal
	Amount	Value
CORPORATE BONDS (continued)
Energy (continued)
Cheniere Energy Partners LP
5.250%, 10/01/2025	$2,975,000	$2,975,000
Continental Resources, Inc.
3.800%, 06/01/2024	325,000	319,871
4.375%, 01/15/2028	175,000	173,738
DCP Midstream Operating LP
2.700%, 04/01/2019	475,000	472,031
Denbury Resources, Inc.
6.375%, 08/15/2021	2,125,000	2,038,672
9.250%, 03/31/2022 (A)	451,000	482,006
Diamond Offshore Drilling, Inc.
4.875%, 11/01/2043	1,000,000	712,500
Enable Midstream Partners LP
2.400%, 05/15/2019	1,875,000	1,866,340
EnLink Midstream Partners LP
4.150%, 06/01/2025	75,000	70,573
4.400%, 04/01/2024	1,904,000	1,855,238
4.850%, 07/15/2026	725,000	703,788
Ensco PLC
5.750%, 10/01/2044	2,575,000	1,873,313
Era Group, Inc.
7.750%, 12/15/2022	1,600,000	1,576,000
Gulfport Energy Corp.
6.000%, 10/15/2024 (B)	625,000	617,188
Hilcorp Energy I LP
5.000%, 12/01/2024 (A)	1,250,000	1,207,813
5.750%, 10/01/2025 (A)	1,250,000	1,240,625
Hornbeck Offshore Services, Inc.
5.000%, 03/01/2021	550,000	396,000
5.875%, 04/01/2020	585,000	456,300
Murphy Oil Corp.
4.450%, 12/01/2022	1,175,000	1,172,253
5.750%, 08/15/2025	125,000	125,219
6.875%, 08/15/2024	585,000	617,872
Nabors Industries, Inc.
5.750%, 02/01/2025 (A)	800,000	769,484
NGPL PipeCo LLC
4.375%, 08/15/2022 (A)	225,000	226,688
4.875%, 08/15/2027 (A)	350,000	352,709
7.768%, 12/15/2037 (A)	3,675,000	4,538,625
Oceaneering International, Inc.
6.000%, 02/01/2028	550,000	545,771
PDC Energy, Inc.
6.125%, 09/15/2024	400,000	398,000
Rockies Express Pipeline LLC
5.625%, 04/15/2020 (A)	3,550,000	3,660,938
6.875%, 04/15/2040 (A)	1,357,000	1,574,120
7.500%, 07/15/2038 (A)	201,000	239,190
Sabine Pass Liquefaction LLC
6.250%, 03/15/2022	1,050,000	1,130,628
SemGroup Corp.
5.625%, 07/15/2022 to 11/15/2023	1,625,000	1,595,938
6.375%, 03/15/2025	1,925,000	1,881,688
7.250%, 03/15/2026	910,000	905,450
Southwestern Energy Company
6.200%, 01/23/2025 (B)	15,000	15,019
7.500%, 04/01/2026 (B)	250,000	261,875
7.750%, 10/01/2027 (B)	250,000	264,375
Summit Midstream Holdings LLC
5.750%, 04/15/2025	125,000	120,625
Tallgrass Energy Partners LP
5.500%, 09/15/2024 (A)	4,425,000	4,552,219
Teekay Corp.
8.500%, 01/15/2020 (B)	1,950,000	2,010,938

U.S. High Yield Bond Fund (continued)

	Shares or
	Principal
	Amount	Value
CORPORATE BONDS (continued)
Energy (continued)
Trinidad Drilling, Ltd.
6.625%, 02/15/2025 (A)(B)	$50,000	$49,500
Ultra Resources, Inc.
6.875%, 04/15/2022 (A)	790,000	385,125
7.125%, 04/15/2025 (A)	2,350,000	1,039,875
USA Compression Partners LP
6.875%, 04/01/2026 (A)	500,000	515,000
Western Gas Partners LP
5.375%, 06/01/2021	10,000	10,363
		55,518,340
Financials – 4.0%
Ally Financial, Inc.
8.000%, 03/15/2020	200,000	212,250
AmWINS Group, Inc.
7.750%, 07/01/2026 (A)	700,000	737,625
CIT Group, Inc.
4.125%, 03/09/2021	40,000	40,150
5.250%, 03/07/2025	10,000	10,169
5.375%, 05/15/2020	50,000	51,500
6.125%, 03/09/2028	50,000	52,250
FirstCash, Inc.
5.375%, 06/01/2024 (A)	450,000	450,000
HUB International, Ltd.
7.000%, 05/01/2026 (A)	425,000	422,259
LPL Holdings, Inc.
5.750%, 09/15/2025 (A)	5,575,000	5,449,564
MSCI, Inc.
5.375%, 05/15/2027 (A)	200,000	205,500
Springleaf Finance Corp.
6.000%, 06/01/2020	1,475,000	1,511,875
7.125%, 03/15/2026	600,000	597,042
8.250%, 10/01/2023	225,000	248,063
USIS Merger Sub, Inc.
6.875%, 05/01/2025 (A)	875,000	870,625
		10,858,872
Health care – 9.5%
Bausch Health Companies, Inc.
5.500%, 03/01/2023 to 11/01/2025 (A)	2,075,000	1,972,418
5.875%, 05/15/2023 (A)	1,025,000	979,900
6.125%, 04/15/2025 (A)(B)	1,265,000	1,176,450
6.500%, 03/15/2022 (A)	175,000	181,125
7.000%, 03/15/2024 (A)	325,000	342,875
7.500%, 07/15/2021 (A)	41,000	41,651
8.500%, 01/31/2027 (A)	250,000	256,875
Centene Corp.
5.375%, 06/01/2026 (A)	450,000	464,549
6.125%, 02/15/2024	200,000	210,250
Change Healthcare Holdings LLC
5.750%, 03/01/2025 (A)	1,825,000	1,783,938
Charles River Laboratories
International, Inc.
5.500%, 04/01/2026 (A)	250,000	253,750
Community Health Systems, Inc.
5.125%, 08/01/2021 (B)	1,575,000	1,519,875
DaVita, Inc.
5.000%, 05/01/2025	675,000	639,563
Encompass Health Corp.
5.125%, 03/15/2023	195,000	194,513
HCA, Inc.
4.250%, 10/15/2019	135,000	136,507
5.875%, 03/15/2022	1,500,000	1,593,750
Hill-Rom Holdings, Inc.
5.000%, 02/15/2025 (A)	25,000	24,313
5.750%, 09/01/2023 (A)	325,000	334,750

The accompanying notes are an integral part of the financial statements.	81

John Hancock Funds II
Portfolio of Investments — August 31, 2018 (showing percentage of total net assets)

U.S. High Yield Bond Fund (continued)

	Shares or
	Principal
	Amount	Value
CORPORATE BONDS (continued)
Health care (continued)
Hologic, Inc.
4.375%, 10/15/2025 (A)	$1,250,000	$1,203,125
4.625%, 02/01/2028 (A)	150,000	140,625
IQVIA, Inc.
4.875%, 05/15/2023 (A)	250,000	250,625
5.000%, 10/15/2026 (A)	200,000	197,500
Kinetic Concepts, Inc.
7.875%, 02/15/2021 (A)	1,600,000	1,654,000
LifePoint Health, Inc.
5.500%, 12/01/2021	400,000	406,500
MEDNAX, Inc.
5.250%, 12/01/2023 (A)	175,000	174,563
MPH Acquisition Holdings LLC
7.125%, 06/01/2024 (A)	2,225,000	2,302,875
NVA Holdings, Inc.
6.875%, 04/01/2026 (A)	150,000	149,063
Polaris Intermediate Corp. (8.500% Cash
or 9.250% PIK) 8.500%,
12/01/2022 (A)	400,000	413,000
Select Medical Corp.
6.375%, 06/01/2021	1,975,000	1,994,750
Surgery Center Holdings, Inc.
6.750%, 07/01/2025 (A)(B)	325,000	313,625
8.875%, 04/15/2021 (A)	1,025,000	1,067,281
Tenet Healthcare Corp.
4.625%, 07/15/2024	775,000	759,136
Vizient, Inc.
10.375%, 03/01/2024 (A)	2,350,000	2,567,375
WellCare Health Plans, Inc
5.375%, 08/15/2026 (A)	100,000	103,000
		25,804,095
Industrials – 7.5%
ACCO Brands Corp.
5.250%, 12/15/2024 (A)	25,000	24,875
Advanced Disposal Services, Inc.
5.625%, 11/15/2024 (A)	1,925,000	1,925,000
Allison Transmission, Inc.
4.750%, 10/01/2027 (A)	575,000	540,500
5.000%, 10/01/2024 (A)	2,625,000	2,585,625
BBA US Holdings, Inc.
5.375%, 05/01/2026 (A)	975,000	977,438
Covanta Holding Corp.
5.875%, 03/01/2024 to 07/01/2025	1,000,000	1,002,235
6.375%, 10/01/2022	2,022,000	2,059,913
IHS Markit, Ltd.
4.750%, 02/15/2025 (A)	1,000,000	1,014,000
5.000%, 11/01/2022 (A)	1,275,000	1,315,991
KAR Auction Services, Inc.
5.125%, 06/01/2025 (A)	3,250,000	3,185,000
RBS Global, Inc.
4.875%, 12/15/2025 (A)	650,000	625,625
Ritchie Bros Auctioneers, Inc.
5.375%, 01/15/2025 (A)	2,650,000	2,623,500
Sensata Technologies BV
5.625%, 11/01/2024 (A)	1,600,000	1,656,000
Sensata Technologies UK Financing
Company PLC
6.250%, 02/15/2026 (A)	250,000	262,813
Waste Pro USA, Inc.
5.500%, 02/15/2026 (A)	250,000	241,250
Wrangler Buyer Corp.
6.000%, 10/01/2025 (A)	200,000	193,000
		20,232,765

U.S. High Yield Bond Fund (continued)

	Shares or
	Principal
	Amount	Value
CORPORATE BONDS (continued)
Information technology – 6.8%
Cardtronics, Inc.
5.125%, 08/01/2022	$852,000	$836,238
5.500%, 05/01/2025 (A)	1,400,000	1,326,500
CDK Global, Inc.
4.875%, 06/01/2027	150,000	147,375
5.000%, 10/15/2024	600,000	615,000
5.875%, 06/15/2026	125,000	128,330
CommScope Technologies LLC
6.000%, 06/15/2025 (A)	525,000	543,375
Dell International LLC
5.875%, 06/15/2021 (A)	1,825,000	1,877,651
7.125%, 06/15/2024 (A)	2,200,000	2,351,910
Fair Isaac Corp.
5.250%, 05/15/2026 (A)	100,000	100,750
First Data Corp.
5.000%, 01/15/2024 (A)	1,550,000	1,553,178
5.375%, 08/15/2023 (A)	200,000	203,530
5.750%, 01/15/2024 (A)	625,000	637,500
7.000%, 12/01/2023 (A)	1,100,000	1,144,550
Gartner, Inc.
5.125%, 04/01/2025 (A)	1,675,000	1,695,938
Infor Software Parent LLC (7.125%
Cash or 7.875% PIK) 7.125%,
05/01/2021 (A)	475,000	479,308
Infor US, Inc.
6.500%, 05/15/2022	355,000	359,604
NCR Corp.
4.625%, 02/15/2021	475,000	466,688
5.000%, 07/15/2022	1,510,000	1,472,250
5.875%, 12/15/2021	900,000	908,235
6.375%, 12/15/2023	750,000	752,813
Symantec Corp.
5.000%, 04/15/2025 (A)	125,000	123,891
Tempo Acquisition LLC
6.750%, 06/01/2025 (A)	575,000	559,188
Vantiv LLC
4.375%, 11/15/2025 (A)	325,000	309,563
		18,593,365
Materials – 4.3%
ArcelorMittal
6.125%, 06/01/2025	175,000	190,596
Ardagh Packaging Finance PLC
4.250%, 09/15/2022 (A)	200,000	197,250
4.625%, 05/15/2023 (A)	150,000	148,688
6.000%, 02/15/2025 (A)	1,000,000	977,500
7.250%, 05/15/2024 (A)	475,000	499,344
Ball Corp.
4.375%, 12/15/2020	750,000	759,375
4.875%, 03/15/2026	250,000	248,125
5.000%, 03/15/2022	175,000	180,469
5.250%, 07/01/2025	75,000	77,250
Berry Global, Inc.
5.125%, 07/15/2023	250,000	248,750
6.000%, 10/15/2022	640,000	658,400
Crown Americas LLC
4.750%, 02/01/2026 (A)(B)	550,000	528,000
Flex Acquisition Company, Inc.
6.875%, 01/15/2025 (A)	875,000	842,188
7.875%, 07/15/2026 (A)	250,000	250,313
Novelis Corp.
6.250%, 08/15/2024 (A)	125,000	126,563
OI European Group BV
4.000%, 03/15/2023 (A)	350,000	332,063
Owens-Brockway Glass Container, Inc.
5.000%, 01/15/2022 (A)	175,000	175,438

The accompanying notes are an integral part of the financial statements.	82

John Hancock Funds II
Portfolio of Investments — August 31, 2018 (showing percentage of total net assets)

U.S. High Yield Bond Fund (continued)

	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Materials (continued)
Owens-Brockway Glass
Container, Inc. (continued)
5.375%, 01/15/2025 (A)	$850,000	$839,375
5.875%, 08/15/2023 (A)	913,000	935,825
6.375%, 08/15/2025 (A)	1,700,000	1,742,500
Reynolds Group Issuer, Inc.
5.125%, 07/15/2023 (A)	150,000	149,438
Sealed Air Corp.
5.125%, 12/01/2024 (A)	1,165,000	1,179,563
Silgan Holdings, Inc.
5.500%, 02/01/2022	75,000	75,844
The Scotts Miracle-Gro Company
6.000%, 10/15/2023	50,000	50,750
Valvoline, Inc.
5.500%, 07/15/2024	250,000	255,625
		11,669,232
Real estate – 4.3%
CoreCivic, Inc.
4.625%, 05/01/2023	300,000	291,000
5.000%, 10/15/2022	800,000	798,000
Equinix, Inc.
5.375%, 01/01/2022	100,000	102,980
5.750%, 01/01/2025	650,000	669,500
5.875%, 01/15/2026	625,000	648,438
Iron Mountain, Inc.
4.375%, 06/01/2021 (A)	975,000	977,438
5.250%, 03/15/2028 (A)	450,000	425,813
6.000%, 08/15/2023	250,000	256,563
MPT Operating Partnership LP
5.000%, 10/15/2027	725,000	710,500
5.250%, 08/01/2026	800,000	800,000
5.500%, 05/01/2024	715,000	723,938
6.375%, 03/01/2024	60,000	63,258
Sabra Health Care LP
5.375%, 06/01/2023 (B)	500,000	506,250
5.500%, 02/01/2021	1,350,000	1,376,156
SBA Communications Corp.
4.000%, 10/01/2022	525,000	513,314
4.875%, 07/15/2022	100,000	101,250
The GEO Group, Inc.
5.125%, 04/01/2023	210,000	202,650
5.875%, 01/15/2022 to 10/15/2024	1,665,000	1,666,288
6.000%, 04/15/2026 (B)	975,000	940,875
		11,774,211
Telecommunication services – 7.0%
CSC Holdings LLC
5.375%, 02/01/2028 (A)	375,000	359,419
GCI LLC
6.750%, 06/01/2021	500,000	506,100
Intelsat Connect Finance SA
9.500%, 02/15/2023 (A)(B)	275,000	274,093
Intelsat Jackson Holdings SA
5.500%, 08/01/2023	3,400,000	3,101,480
Intelsat Luxembourg SA
7.750%, 06/01/2021 (B)	625,000	602,344
Level 3 Financing, Inc.
5.125%, 05/01/2023	665,000	663,564
5.250%, 03/15/2026	475,000	465,548
5.375%, 08/15/2022 to 05/01/2025	2,090,000	2,091,688
5.625%, 02/01/2023	285,000	288,480
6.125%, 01/15/2021	880,000	885,227
Sprint Capital Corp.
6.875%, 11/15/2028	190,000	188,575
6.900%, 05/01/2019	1,375,000	1,405,938

U.S. High Yield Bond Fund (continued)

	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Telecommunication
services (continued)
Sprint Capital Corp. (continued)
8.750%, 03/15/2032	$1,350,000	$1,491,750
Sprint Communications, Inc.
7.000%, 08/15/2020 (B)	760,000	796,100
T-Mobile USA, Inc.
4.000%, 04/15/2022 (B)	375,000	372,656
4.500%, 02/01/2026	75,000	71,531
4.750%, 02/01/2028	75,000	70,635
5.125%, 04/15/2025	250,000	251,990
5.375%, 04/15/2027	825,000	829,290
6.375%, 03/01/2025	1,550,000	1,612,000
Zayo Group LLC
5.750%, 01/15/2027 (A)	675,000	676,658
6.375%, 05/15/2025	1,814,000	1,895,630
		18,900,696
Utilities – 6.2%
AmeriGas Partners LP
5.750%, 05/20/2027	100,000	98,750
Enable Oklahoma Intrastate
Transmission LLC
6.250%, 03/15/2020 (A)(B)	1,000,000	1,034,163
NextEra Energy Operating Partners LP
4.250%, 09/15/2024 (A)(B)	125,000	121,875
NSG Holdings LLC
7.750%, 12/15/2025 (A)	2,790,452	3,066,009
Pattern Energy Group, Inc.
5.875%, 02/01/2024 (A)	3,775,000	3,803,313
Rockpoint Gas Storage Canada, Ltd.
7.000%, 03/31/2023 (A)	987,000	994,403
Southern Star Central Corp.
5.125%, 07/15/2022 (A)	1,950,000	1,950,000
TerraForm Power Operating LLC
4.250%, 01/31/2023 (A)	3,700,000	3,607,500
5.000%, 01/31/2028 (A)	425,000	397,906
6.125%, 03/01/2026 (A)	950,000	919,125
6.625%, 06/15/2025 (A)(B)	850,000	905,250
		16,898,294
TOTAL CORPORATE BONDS (Cost
$253,394,972)		$254,583,125

CONVERTIBLE BONDS – 1.2%
Consumer discretionary – 0.1%
DISH Network Corp.
3.375%, 08/15/2026	200,000	188,121
Energy – 1.1%
Hornbeck Offshore Services, Inc.
1.500%, 09/01/2019 (B)	2,625,000	2,313,680
Nabors Industries, Inc.
0.750%, 01/15/2024	950,000	747,899
		3,061,579
TOTAL CONVERTIBLE BONDS (Cost
$3,231,149)		$3,249,700

TERM LOANS (C) – 2.4%
Consumer discretionary – 0.5%
Advantage Sales & Marketing, Inc. (1
month LIBOR + 3.250%) 5.326%,
07/23/2021	930,662	867,265
CCM Merger, Inc. (1 month LIBOR +
2.750%) 4.826%, 08/08/2021	352,565	353,887
		1,221,152
The accompanying notes are an integral part of the financial statements.	83

John Hancock Funds II
Portfolio of Investments — August 31, 2018 (showing percentage of total net assets)

U.S. High Yield Bond Fund (continued)

	Shares or Principal Amount	Value
TERM LOANS (C) (continued)
Energy – 0.1%
Chesapeake Energy Corp. (1 month
LIBOR + 7.500%) 9.576%,
08/23/2021	$300,000	$312,804
Financials – 0.2%
Capital Automotive LP (1 month LIBOR
+ 6.000%) 8.080%, 03/24/2025	428,659	437,233
Health care – 0.2%
Press Ganey Holdings, Inc. (1 month
LIBOR + 2.750%) 4.826%,
10/23/2023	645,465	646,472
Information technology – 1.4%
Ancestry.com Operations, Inc. (1 month
LIBOR + 3.250%) 5.330%,
10/19/2023	3,737,160	3,738,095
TOTAL TERM LOANS (Cost $6,389,923)		$6,355,756

RIGHTS – 0.0%
Texas Competitive Electric Holdings
Company LLC (D)(E)	215,025	146,217
TOTAL RIGHTS (Cost $1,079,996)		$146,217

ESCROW CERTIFICATES – 0.0%
Texas Competitive Electric Holdings
Company LLC
11.500%, 10/01/2020 (D)(F)	13,200,000	0
TOTAL ESCROW CERTIFICATES (Cost $6,477)		$0

SECURITIES LENDING COLLATERAL – 3.4%
John Hancock Collateral Trust,
2.0611% (G)(H)	932,792	9,333,606
TOTAL SECURITIES LENDING COLLATERAL (Cost
$9,330,828)		$9,333,606

SHORT-TERM INVESTMENTS – 1.1%
Money market funds – 1.1%
State Street Institutional
U.S. Government Money Market
Fund, Premier Class, 1.8679% (G)	2,871,043	2,871,043
TOTAL SHORT-TERM INVESTMENTS (Cost $2,871,043)		$2,871,043
Total Investments (U.S. High Yield Bond Fund)
(Cost $276,304,388) – 101.8%		$276,539,447
Other assets and liabilities, net – (1.8%)		(4,955,533)
TOTAL NET ASSETS – 100.0%		$271,583,914

Security Abbreviations and Legend

LIBOR	London Interbank Offered Rate
PIK	Pay-in-Kind Security - Represents a payment-in-kind which may pay interest in additional par and/or cash. Rates shown are the current rate and most recent payment rate.
(A)	These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration. Rule 144A securities amounted to $146,406,521 or 53.9% of the fund’s net assets as of 8-31-18.
(B)	All or a portion of this security is on loan as of 8-31-18.
(C)	Term loans are variable rate obligations. The coupon rate shown represents the rate at period end.
(D)	Non-income producing security.
(E)	Strike price and/or expiration date not available.
(F)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(G)	The rate shown is the annualized seven-day yield as of 8-31-18.

U.S. High Yield Bond Fund (continued)

(H)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.

The accompanying notes are an integral part of the financial statements.	84

John Hancock Funds II
Portfolio of Investments — August 31, 2018 (showing percentage of total net assets)

U.S. High Yield Bond Fund (continued)

The following funds had the following country composition as a percentage of net assets, unless otherwise indicated, on 8-31-18:

High Yield Fund
United States	78.3%
Canada	5.4%
United Kingdom	4.7%
Netherlands	1.8%
France	1.7%
Cayman Islands	1.2%
Luxembourg	1.0%
Other countries	5.9%
TOTAL	100.0%
Total Return Fund (as a percentage of total investments)
United States	75.4%
Japan	7.8%
Cayman Islands	4.6%
United Kingdom	3.2%
Denmark	1.4%
Canada	1.3%
Brazil	1.0%
Other countries	5.3%
TOTAL	100.0%

The accompanying notes are an integral part of the financial statements.	85

John Hancock Funds II
Statements of assets and liabilities — August 31, 2018

	Asia Pacific
	Total Return		Global Bond
Assets	Bond Fund	Core Bond Fund	Fund	High Yield Fund
Unaffiliated investments, at value	$312,298,485	$1,857,188,152	$360,499,824	$412,504,080
Affiliated investments, at value	—	1,225,895	—	8,156,823
Repurchase agreements, at value	—	—	2,270,000	—
Total investments, at value	312,298,485	1,858,414,047	362,769,824	420,660,903
Swap contracts, at value	—	—	137,725	13,588
Receivable for centrally cleared swaps	—	—	2,130,216	63,269
Unrealized appreciation on forward foreign currency contracts	204,938	—	2,703,650	59,398
Receivable for futures variation margin	—	—	192,466	95,487
Cash	23,186,242	35,344	—	—
Foreign currency, at value	11,868,149	—	1,261,940	221,874
Collateral held at broker for futures contracts	—	—	—	18,996
Dividends and interest receivable	3,892,388	7,913,966	2,230,927	6,124,784
Receivable for fund shares sold	8,251	79,425	18,845	79
Receivable for investments sold	—	199,263,516	425,374	409,136
Receivable for delayed delivery securities sold	—	—	97,925,580	—
Receivable for securities lending income	—	580	—	11,653
Other assets	22,257	57,864	65,023	17,695
Total assets	351,480,710	2,065,764,742	469,861,570	427,696,862

Liabilities
Payable for sale commitments outstanding, at value	—	—	609,349	—
Payable for open reverse repurchase agreements	—	—	15,481,665	—
Payable for sale-buybacks	—	—	5,565,772	—
Unrealized depreciation on forward foreign currency contracts	—	—	2,719,686	79,553
Written options, at value	—	—	107,826	—
Swap contracts, at value	—	—	244,189	—
Securities sold short, at value	—	—	260,040	—
Due to custodian	—	—	2,256	477,050
Payable for collateral on OTC derivatives	—	—	960,000	—
Payable for collateral on open reverse repurchase agreements	—	—	480,000	—
Payable for investments purchased	—	353,819,732	1,906,403	—
Payable for delayed delivery securities purchased	—	—	164,501,910	—
Payable for fund shares repurchased	—	969,276	—	682,777
Payable upon return of securities loaned	—	1,225,675	—	8,159,422
Payable to affiliates
Accounting and legal services fees	17,360	84,955	13,724	20,854
Trustees’ fees	235	844	229	292
Other liabilities and accrued expenses	122,025	254,832	139,592	139,664
Total liabilities	139,620	356,355,314	192,992,641	9,559,612
Net assets	$351,341,090	$1,709,409,428	$276,868,929	$418,137,250

Net assets consist of
Paid-in capital	$371,822,637	$1,767,045,836	$282,971,085	$512,625,284
Undistributed net investment income (loss)	6,422,307	11,625,855	2,143,089	4,837,278
Accumulated net realized gain (loss) on investments	(8,699,822)	(52,511,957)	(8,086,694)	(77,629,458)
Net unrealized appreciation (depreciation) on investments, and translation of assets and liabilities in foreign currencies	(18,204,032)	(16,750,306)	(158,551)	(21,695,854)
Net assets	$351,341,090	$1,709,409,428	$276,868,929	$418,137,250
Unaffiliated investments, including repurchase agreements, at cost	$330,621,077	$1,873,938,677	$367,002,261	$434,187,447
Affiliated investments, at cost	—	$1,225,676	—	$8,156,344
Foreign currency, at cost	$11,901,121	—	$1,121,149	$225,078
Proceeds received from investments sold short	—	—	257,865	—
Proceeds received on sale commitments outstanding	—	—	$610,008	—
Premiums received on written options	—	—	$154,453	—
Net unamortized upfront payment on swap contracts	—	—	$(176,240)	$(14,647)
Collateral held at broker for centrally cleared swaps	—	—	1,889,000	57,000
Securities loaned, at value	—	$1,179,256	—	$7,880,555

Net asset value per share
The funds have an unlimited number of shares authorized with no par value. Net asset value is calculated by dividing the net assets of each class of shares by the number of outstanding shares in the class.

Class 1
Net assets	—	$160,933,594	$50,515,441	$282,025,701
Shares outstanding	—	12,713,212	3,971,088	34,527,155
Net asset value, offering price and redemption price per share	—	$12.66	$12.72	$8.17

Class NAV
Net assets	$351,341,090	$1,548,475,834	$226,353,488	$136,111,549
Shares outstanding	37,005,516	122,509,249	17,808,414	16,868,307
Net asset value, offering price and redemption price per share	$9.49	$12.64	$12.71	$8.07

The accompanying notes are an integral part of the financial statements.	86

John Hancock Funds II
Statements of assets and liabilities — August 31, 2018

		Short Term
	Real Return	Government	Total Return	U.S. High Yield
Assets	Bond Fund	Income Fund	Fund	Bond Fund
Unaffiliated investments, at value	$1,661,171,817	$370,158,312	$3,719,817,505	$267,205,841
Affiliated investments, at value	—	—	—	9,333,606
Repurchase agreements, at value	3,709,000	4,301,000	9,057,000	—
Total investments, at value	1,664,880,817	374,459,312	3,728,874,505	276,539,447
Swap contracts, at value	384,496	—	119,148	—
Receivable for centrally cleared swaps	4,097,451	—	2,975,348	—
Unrealized appreciation on forward foreign currency contracts	2,045,772	—	13,044,989	—
Receivable for futures variation margin	—	—	1,066,718	—
Cash	796,805	497	208,714	—
Foreign currency, at value	3,136,833	—	8,344,620	—
Collateral held at broker for futures contracts	1,690,694	—	1,680,000	—
Dividends and interest receivable	3,889,320	1,446,766	13,410,240	4,411,976
Receivable for fund shares sold	193,455	6,478	13,680	82,182
Receivable for investments sold	4,918,802	—	—	—
Receivable for delayed delivery securities sold	418,648,512	—	984,399,340	—
Receivable for securities lending income	—	—	—	11,257
Other assets	41,680	11,766	72,736	12,005
Total assets	2,104,724,637	375,924,819	4,754,210,038	281,056,867

Liabilities
Payable for sale commitments outstanding, at value	23,582,893	—	—	—
Payable for open reverse repurchase agreements	139,425,695	—	341,170,720	—
Payable for sale-buybacks	87,218,603	—	5,803,008	—
Unrealized depreciation on forward foreign currency contracts	620,748	—	5,338,260	—
Written options, at value	408,056	—	1,095,928	—
Swap contracts, at value	410,279	—	609,481	—
Payable for futures variation margin	24,342	—	—	—
Payable for collateral on OTC derivatives	1,902,000	—	10,377,000	—
Payable for collateral on sale commitments	547,000	—	2,210,000	—
Payable for collateral on open reverse repurchase agreements	—	—	333,000	—
Payable for investments purchased	2,027,250	337,592	3,499,785	—
Payable for delayed delivery securities purchased	607,521,469	—	2,179,034,995	—
Payable for fund shares repurchased	34,580	281,744	509,017	31,444
Payable upon return of securities loaned	—	—	—	9,331,954
Payable to affiliates
Accounting and legal services fees	61,634	18,571	109,307	13,390
Trustees’ fees	627	290	1,055	226
Other liabilities and accrued expenses	275,028	126,890	384,479	95,939
Total liabilities	864,060,204	765,087	2,550,476,035	9,472,953
Net assets	$1,240,664,433	$375,159,732	$2,203,734,003	$271,583,914

Net assets consist of
Paid-in capital	$1,301,606,053	$395,510,967	$2,277,381,401	$286,203,584
Undistributed net investment income (loss)	17,593,678	1,523,884	14,088,249	2,886,665
Accumulated net realized gain (loss) on investments	(55,928,073)	(13,988,761)	(84,750,441)	(17,741,394)
Net unrealized appreciation (depreciation) on investments, and
translation of assets and liabilities in foreign currencies	(22,607,225)	(7,886,358)	(2,985,206)	235,059
Net assets	$1,240,664,433	$375,159,732	$2,203,734,003	$271,583,914
Unaffiliated investments, including repurchase agreements, at cost	$1,693,905,380	$382,345,670	$3,752,438,358	$266,973,560
Affiliated investments, at cost	—	—	—	$9,330,828
Foreign currency, at cost	$3,166,918	—	$7,945,563	—
Proceeds received on sale commitments outstanding	$23,639,406	—	—	—
Premiums received on written options	$853,009	—	$1,067,984	—
Net unamortized upfront payment on swap contracts	$(592,214)	—	$(913,208)	—
Securities loaned, at value	—	—	—	$9,131,277

Net asset value per share
The funds have an unlimited number of shares authorized with no par value. Net asset value is calculated by dividing the net assets of each class of shares by the number of outstanding shares in the class.

Class 1
Net assets	$72,799,032	—	—	$75,264,350
Shares outstanding	6,589,040	—	—	6,712,592
Net asset value, offering price and redemption price per share	$11.05	—	—	$11.21

Class NAV
Net assets	$1,167,865,401	$375,159,732	$2,203,734,003	$196,319,564
Shares outstanding	107,043,317	40,367,939	165,267,525	17,526,452
Net asset value, offering price and redemption price per share	$10.91	$9.29	$13.33	$11.20

The accompanying notes are an integral part of the financial statements.	87

John Hancock Funds II
Statements of operations — For the year ended August 31, 2018

	Asia Pacific
	Total Return		Global Bond
Investment income	Bond Fund	Core Bond Fund	Fund	High Yield Fund
Interest	$16,334,602	$49,128,900	$8,485,443	$28,629,416
Dividends	—	—	33,127	524,100
Securities lending	—	12,331	—	150,154
Less foreign taxes withheld	(515,710)	—	—	(331)
Total investment income	15,818,892	49,141,231	8,518,570	29,303,339

Expenses
Investment management fees	2,653,980	10,362,654	2,061,742	3,105,724
Distribution and service fees	—	87,341	27,138	154,498
Accounting and legal services fees	53,254	256,394	42,217	65,236
Trustees’ fees	5,758	27,272	4,835	6,851
Custodian fees	147,084	234,233	82,835	69,346
Interest Expense	—	—	49,362	—
Printing and postage	6,587	10,207	8,944	8,133
Professional fees	86,087	115,240	119,297	92,780
Other	19,680	65,717	20,763	21,352
Total expenses	2,972,430	11,159,058	2,417,133	3,523,920
Less expense reductions	(31,375)	(151,111)	(24,959)	(38,332)
Net expenses	2,941,055	11,007,947	2,392,174	3,485,588
Net investment income	12,877,837	38,133,284	6,126,396	25,817,751

Realized and unrealized gain (loss)
Net realized gain (loss) on
Unaffiliated investments and foreign currency transactions	(2,820,128)	(31,777,011)	(7,066,054)	698,645
Affiliated investments	—	(313)	—	(2,467)
Futures contracts	4,950,061	—	(2,775,489)	(551,165)
Forward foreign currency contracts	1,335,649	—	(4,481,636)	(98,318)
Written options	—	—	546,750	80,520
Swap contracts	—	—	8,754,699	(360,535)
	3,465,582	(31,777,324)	(5,021,730)	(233,320)
Change in net unrealized appreciation (depreciation) of
Unaffiliated investments and translation of assets and liabilities in foreign currencies	(20,283,481)	(34,850,500)	(7,991,776)	(5,984,322)
Affiliated investments	—	248	—	2,285
Futures contracts	304,059	—	(19,582)	(44,441)
Forward foreign currency contracts	197,579	—	3,914,897	(150,674)
Written options	—	—	(103,619)	—
Swap contracts	—	—	916,682	23,324
	(19,781,843)	(34,850,252)	(3,283,398)	(6,153,828)
Net realized and unrealized gain (loss)	(16,316,261)	(66,627,576)	(8,305,128)	(6,387,148)

Increase (decrease) in net assets from operations	$(3,438,424)	$(28,494,292)	$(2,178,732)	$19,430,603

The accompanying notes are an integral part of the financial statements.	88

John Hancock Funds II
Statements of operations — For the year ended August 31, 2018

		Short Term
	Real Return	Government	Total Return	U.S. High Yield
Investment income	Bond Fund	Income Fund	Fund	Bond Fund
Interest	$45,531,617	$6,661,859	$67,738,527	$17,085,534
Dividends	4,683	—	662,400	(2,139)
Securities lending	—	—	—	97,982
Less foreign taxes withheld	—	—	(2,756)	—
Total investment income	45,536,300	6,661,859	68,398,171	17,181,377

Expenses
Investment management fees	8,836,165	2,054,349	15,469,258	2,121,083
Distribution and service fees	37,328	—	—	39,925
Accounting and legal services fees	184,463	52,667	331,141	41,239
Trustees’ fees	19,821	5,154	34,226	4,362
Custodian fees	216,197	64,101	483,859	43,517
Interest Expense	4,155,324	—	185,056	—
Printing and postage	8,439	7,582	8,104	8,049
Professional fees	128,988	79,343	151,751	71,251
Other	44,220	14,357	15,011	43,248
Total expenses	13,630,945	2,277,553	16,678,406	2,372,674
Less expense reductions	(108,715)	(104,973)	(1,882,776)	(24,258)
Net expenses	13,522,230	2,172,580	14,795,630	2,348,416
Net investment income	32,014,070	4,489,279	53,602,541	14,832,961

Realized and unrealized gain (loss)
Net realized gain (loss) on
Unaffiliated investments and foreign currency transactions	(11,552,363)	(518,533)	(14,872,597)	1,166,689
Affiliated investments	—	—	—	(873)
Futures contracts	(883,595)	—	(24,838,488)	—
Forward foreign currency contracts	2,386,106	—	(14,748,202)	—
Written options	2,364,151	—	6,626,883	—
Swap contracts	1,657,950	—	3,871,694	—
	(6,027,751)	(518,533)	(43,960,710)	1,165,816
Change in net unrealized appreciation (depreciation) of
Unaffiliated investments and translation of assets and liabilities in foreign currencies	(29,075,282)	(7,418,684)	(61,219,917)	(6,008,543)
Affiliated investments	—	—	—	2,851
Futures contracts	210,931	—	(2,120,784)	—
Forward foreign currency contracts	2,198,317	—	24,684,786	—
Written options	(40,856)	—	(2,623,174)	—
Swap contracts	3,597,158	—	10,325,913	—
	(23,109,732)	(7,418,684)	(30,953,176)	(6,005,692)
Net realized and unrealized gain (loss)	(29,137,483)	(7,937,217)	(74,913,886)	(4,839,876)

Increase (decrease) in net assets from operations	$2,876,587	$(3,447,938)	$(21,311,345)	$9,993,085

The accompanying notes are an integral part of the financial statements.	89

John Hancock Funds II
Statements of changes in net assets

	Asia Pacific Total Return
	Bond Fund		Core Bond Fund		Global Bond Fund
	Year ended	Year ended	Year ended	Year ended	Year ended	Year ended
Increase (decrease) in net assets	8-31-18	8-31-17	8-31-18	8-31-17	8-31-18	8-31-17
From operations
Net investment income (loss)	$12,877,837	$12,913,642	$38,133,284	$27,800,576	$6,126,396	$6,989,973
Net realized gain (loss)	3,465,582	(4,369,827)	(31,777,324)	(6,838,169)	(5,021,730)	(9,573,129)
Change in net unrealized appreciation
(depreciation)	(19,781,843)	3,736,017	(34,850,252)	(3,624,231)	(3,283,398)	2,410,691
Increase (decrease) in net assets resulting
from operations	(3,438,424)	12,279,832	(28,494,292)	17,338,176	(2,178,732)	(172,465)
Distributions to shareholders
From net investment income
Class 1	—	—	(3,900,050)	(3,674,590)	—	(1,523,354)
Class NAV	(8,195,100)	(6,046,154)	(36,310,504)	(25,852,743)	(113,062)	(11,164,725)
From net realized gain
Class 1	—	—	—	(2,209,566)	—	(213,199)
Class NAV	—	—	—	(13,708,646)	—	(1,531,174)
Total distributions	(8,195,100)	(6,046,154)	(40,210,554)	(45,445,545)	(113,062)	(14,432,452)
From fund share transactions
Fund share transactions	(19,103,757)	(36,017,171)	(26,776,250)	387,125,263	(30,516,162)	(172,950,048)
Total from fund share transactions	(19,103,757)	(36,017,171)	(26,776,250)	387,125,263	(30,516,162)	(172,950,048)
Total increase (decrease)	(30,737,281)	(29,783,493)	(95,481,096)	359,017,894	(32,807,956)	(187,554,965)

Net assets
Beginning of year	382,078,371	411,861,864	1,804,890,524	1,445,872,630	309,676,885	497,231,850
End of year	$351,341,090	$382,078,371	$1,709,409,428	$1,804,890,524	$276,868,929	$309,676,885

Undistributed net investment income (loss)	$6,422,307	$3,187,564	$11,625,855	$9,599,220	$2,143,089	$809,364

					Short Term Government
	High Yield Fund		Real Return Bond Fund		Income Fund
	Year ended	Year ended	Year ended	Year ended	Year ended	Year ended
Increase (decrease) in net assets	8-31-18	8-31-17	8-31-18	8-31-17	8-31-18	8-31-17
From operations
Net investment income (loss)	$25,817,751	$29,996,003	$32,014,070	$20,467,200	$4,489,279	$2,111,478
Net realized gain (loss)	(233,320)	(2,790,524)	(6,027,751)	3,547,216	(518,533)	85,873
Change in net unrealized appreciation
(depreciation)	(6,153,828)	13,493,150	(23,109,732)	(8,178,552)	(7,418,684)	(1,503,530)
Increase (decrease) in net assets resulting
from operations	19,430,603	40,698,629	2,876,587	15,835,864	(3,447,938)	693,821
Distributions to shareholders
From net investment income
Class 1	(18,406,783)	(21,922,361)	(1,953,893)	(2,061,080)	—	—
Class NAV	(8,659,212)	(10,784,173)	(32,685,071)	(25,314,134)	(4,912,447)	(3,871,626)
Total distributions	(27,065,995)	(32,706,534)	(34,638,964)	(27,375,214)	(4,912,447)	(3,871,626)
From fund share transactions
Fund share transactions	(59,796,507)	(50,749,010)	45,412,387	246,313,713	108,142,678	(34,507,396)
Total from fund share transactions	(59,796,507)	(50,749,010)	45,412,387	246,313,713	108,142,678	(34,507,396)
Total increase (decrease)	(67,431,899)	(42,756,915)	13,650,010	234,774,363	99,782,293	(37,685,201)

Net assets
Beginning of year	485,569,149	528,326,064	1,227,014,423	992,240,060	275,377,439	313,062,640
End of year	$418,137,250	$485,569,149	$1,240,664,433	$1,227,014,423	$375,159,732	$275,377,439

Undistributed net investment income (loss)	$4,837,278	$5,578,004	$17,593,678	$7,589,695	$1,523,884	$965,530

The accompanying notes are an integral part of the financial statements.	90

John Hancock Funds II
Statements of changes in net assets

	Total Return Fund		U.S. High Yield Bond Fund
	Year ended	Year ended	Year ended	Year ended
Increase (decrease) in net assets	8-31-18	8-31-17	8-31-18	8-31-17
From operations
Net investment income (loss)	$53,602,541	$45,771,586	$14,832,961	$17,592,481
Net realized gain (loss)	(43,960,710)	(2,002,377)	1,165,816	(7,552,911)
Change in net unrealized appreciation (depreciation)	(30,953,176)	19,334,470	(6,005,692)	16,255,990
Increase (decrease) in net assets resulting from operations	(21,311,345)	63,103,679	9,993,085	26,295,560
Distributions to shareholders
From net investment income
Class 1	—	—	(4,205,135)	(4,908,055)
Class NAV	(60,808,773)	(50,272,553)	(10,944,667)	(14,210,317)
Total distributions	(60,808,773)	(50,272,553)	(15,149,802)	(19,118,372)
From fund share transactions
Fund share transactions	(29,210,405)	302,253,871	(19,427,827)	(72,673,509)
Total from fund share transactions	(29,210,405)	302,253,871	(19,427,827)	(72,673,509)
Total increase (decrease)	(111,330,523)	315,084,997	(24,584,544)	(65,496,321)

Net assets
Beginning of year	2,315,064,526	1,999,979,529	296,168,458	361,664,779
End of year	$2,203,734,003	$2,315,064,526	$271,583,914	$296,168,458

Undistributed net investment income (loss)	$14,088,249	$19,728,282	$2,886,665	$3,074,544

The accompanying notes are an integral part of the financial statements.	91

John Hancock Funds II
Statement of cash flows — August 31, 2018

Real Return
Bond Fund
Cash flows from operating activities
Net increase in net assets from operations	$2,876,587
Adjustments to reconcile net increase in net assets from operations to net cash provided by operating activities:
Long-term investments purchased	(728,999,732)
Long-term investments sold	787,683,432
Sales commitments purchased	(3,532,387,754)
Sales commitments sold	3,347,763,577
Net purchases and sales in short-term investments	(11,582,778)
Net amortization of premium (discount)	(26,874,440)
(Increase) Decrease in assets:
Unrealized appreciation on forward foreign currency contracts	(1,292,072)
Receivable for centrally cleared swaps	(476,368)
Unrealized appreciation of swap contracts	(241,701)
Foreign currency, at value	(1,955,846)
Collateral held at broker for futures contracts	(1,420)
Dividends and interest receivable	(1,114,562)
Receivable for investments sold	(1,214,879)
Receivable for delayed delivery securities sold	(362,990,948)
Other assets	(36,079)
Increase (Decrease) in liabilities:
Payable for futures variation margin	(271,265)
Unrealized depreciation on forward foreign currency contracts	(906,245)
Written options, at value	47,534
Unrealized depreciation of swap contracts	46,879
Payable for collateral on OTC derivatives	1,080,000
Payable for collateral on sale commitments	547,000
Payable for investments purchased	(244,472)
Payable for delayed delivery securities purchased	545,851,313
Payable to affiliates	32,180
Other liabilities and accrued expenses	205,271
Net change in unrealized (appreciation) depreciation on:
Investments	28,944,565
Net realized (gain) loss on:
Investments	11,812,467
Net cash provided by operating activities	$56,300,244

Cash flows provided by (used in) financing activities
Borrowings under sale-buybacks	5,391,137,069
Repayments of sale-buybacks	(5,391,117,345)
Decrease in payable for sale-buybacks	(206,240,381)
Increase in payable for open reverse repurchase agreement	139,425,695
Fund shares sold	162,790,871
Fund shares repurchased	(152,017,448)
Increase in receivable for fund shares sold	65,361
Decrease in payable for fund shares repurchased	(1,513,834)
Net cash used in financing activities	$(57,470,012)
Net decrease in cash	$(1,169,768)

Cash at beginning of year	$1,966,573

Cash at end of year	$796,805

Supplemental disclosure of cash flow information:
Cash paid for interest	$4,155,324
Noncash financing activities not included herein consists of reinvestment distributions:	$34,638,964

The accompanying notes are an integral part of the financial statements.	92

John Hancock Funds II
Financial highlights

Per share operating performance for a share outstanding throughout each period										Ratios and supplemental data
		Income (loss) from
		investment operations			Less distributions					Ratios to average net assets
			Net real-
			ized and									Net	Net
	Net asset	Net	unrealized	Total from				Net asset		Expenses	Expenses	invest-	assets,
	value,	investment	gain (loss)	investment	From net	From net	Total	value,	Total	before	including	ment	end of	Portfolio
	beginning	income	on invest-	operations	investment	realized	distribu-	end of	return	reductions	reductions	income	period	turnover
Period ended	of period ($)	(loss) ($)[1]	ments ($)	($)	income ($)	gain ($)	tions ($)	period ($)	(%)[2]	(%)	(%)	(loss) (%)	(in millions)	(%)
Asia Pacific Total Return Bond Fund
Class NAV
08-31-2018	9.80	0.34	(0.44)	(0.10)	(0.21)	—	(0.21)	9.49	(1.05)	0.80	0.79	3.48	351	70
08-31-2017	9.64	0.32	(0.01)	0.31	(0.15)	—	(0.15)	9.80	3.30	0.80	0.79	3.32	382	53
08-31-2016	8.94	0.32	0.64	0.96	(0.26)	—	(0.26)	9.64	10.96	0.81	0.80	3.44	412	54
08-31-2015	9.63	0.30	(0.74)	(0.44)	(0.25)	—	(0.25)	8.94	(4.65)	0.83	0.82	3.21	422	35
08-31-2014	9.25	0.28	0.45	0.73	(0.33)	(0.02)	(0.35)	9.63	8.12	0.87	0.86	3.00	443	31
1. Based on average daily shares outstanding. 2. Total returns would have been lower had certain expenses not been reduced during the applicable periods.
Core Bond Fund
Class 1
08-31-2018	13.15	0.27	(0.48)	(0.21)	(0.28)	—	(0.28)	12.66	(1.58)	0.67	0.66	2.08	161	277
08-31-2017	13.49	0.22	(0.17)	0.05	(0.24)	(0.15)	(0.39)	13.15	0.46	0.67	0.66	1.70	190	363
08-31-2016	13.01	0.21	0.51	0.72	(0.24)	—	(0.24)	13.49	5.59	0.67	0.66	1.59	220	471
08-31-2015	13.08	0.18	(0.03)	0.15	(0.22)	—	(0.22)	13.01	1.14	0.68	0.67	1.39	168	408
08-31-2014	12.60	0.20	0.57	0.77	(0.24)	(0.05)	(0.29)	13.08	6.22	0.68	0.68	1.59	93	332
Class NAV
08-31-2018	13.13	0.27	(0.47)	(0.20)	(0.29)	—	(0.29)	12.64	(1.54)	0.62	0.61	2.14	1,548	277
08-31-2017	13.47	0.23	(0.17)	0.06	(0.25)	(0.15)	(0.40)	13.13	0.51	0.62	0.61	1.77	1,615	363
08-31-2016	12.99	0.22	0.50	0.72	(0.24)	—	(0.24)	13.47	5.65	0.62	0.61	1.64	1,226	471
08-31-2015	13.06	0.19	(0.04)	0.15	(0.22)	—	(0.22)	12.99	1.19	0.63	0.62	1.44	1,044	408
08-31-2014	12.58	0.21	0.57	0.78	(0.25)	(0.05)	(0.30)	13.06	6.29	0.63	0.63	1.64	415	332
1. Based on average daily shares outstanding. 2. Total returns would have been lower had certain expenses not been reduced during the applicable periods.
Global Bond Fund
Class 1
08-31-2018	12.84	0.26	(0.38)	(0.12)	—	—	—	12.72	(0.93)	0.86	0.85	2.04	51	31
08-31-2017	13.09	0.18	(0.08)	0.10	(0.31)	(0.04)	(0.35)	12.84	1.05	0.83	0.82	1.48	59	56
08-31-2016	11.87	0.19	1.03	1.22	— [3]	—	— [3]	13.09	10.30	0.82	0.81	1.55	66	71
08-31-2015	12.64	0.20	(0.97)	(0.77)	—	—	—	11.87	(6.09)	0.83	0.82	1.64	57	61
08-31-2014	11.84	0.24	0.56	0.80	—	—	—	12.64	6.76	0.86	0.85	1.96	69	97
Class NAV
08-31-2018	12.82	0.27	(0.37)	(0.10)	(0.01)	—	(0.01)	12.71	(0.81)	0.81	0.80	2.09	226	31
08-31-2017	13.08	0.19	(0.09)	0.10	(0.32)	(0.04)	(0.36)	12.82	1.03	0.78	0.77	1.51	250	56
08-31-2016	11.86	0.20	1.03	1.23	(0.01)	—	(0.01)	13.08	10.36	0.77	0.76	1.60	431	71
08-31-2015	12.62	0.20	(0.96)	(0.76)	—	—	—	11.86	(6.02)	0.78	0.77	1.68	466	61
08-31-2014	11.82	0.25	0.55	0.80	—	—	—	12.62	6.77	0.81	0.80	2.02	540	97
1. Based on average daily shares outstanding. 2. Total returns would have been lower had certain expenses not been reduced during the applicable periods. 3. Less than $0.005 per share.
High Yield Fund
Class 1
08-31-2018	8.30	0.47	(0.12)	0.35	(0.48)	—	(0.48)	8.17	4.81	0.79	0.79	5.69	282	60
08-31-2017	8.17	0.49	0.17	0.66	(0.53)	—	(0.53)	8.30	8.31	0.79	0.78	5.89	339	56
08-31-2016	8.33	0.55	(0.14)	0.41	(0.57)	—	(0.57)	8.17	5.60	0.79	0.78	7.10	343	58
08-31-2015	9.63	0.60	(1.23)	(0.63)	(0.67)	—	(0.67)	8.33	(6.78)	0.77	0.76	6.72	384	59
08-31-2014	9.31	0.61	0.34	0.95	(0.63)	—	(0.63)	9.63	10.53	0.76	0.75	6.44	502	70
Class NAV
08-31-2018	8.21	0.47	(0.12)	0.35	(0.49)	—	(0.49)	8.07	4.80	0.74	0.74	5.74	136	60
08-31-2017	8.09	0.49	0.16	0.65	(0.53)	—	(0.53)	8.21	8.33	0.74	0.73	5.95	147	56
08-31-2016	8.25	0.55	(0.14)	0.41	(0.57)	—	(0.57)	8.09	5.72	0.74	0.73	7.15	185	58
08-31-2015	9.54	0.60	(1.22)	(0.62)	(0.67)	—	(0.67)	8.25	(6.69)	0.72	0.71	6.73	214	59
08-31-2014	9.23	0.61	0.34	0.95	(0.64)	—	(0.64)	9.54	10.57	0.71	0.70	6.50	447	70
1. Based on average daily shares outstanding. 2. Total returns would have been lower had certain expenses not been reduced during the applicable periods.

The accompanying notes are an integral part of the financial statements.	93

John Hancock Funds II
Financial highlights

Per share operating performance for a share outstanding throughout each period										Ratios and supplemental data
		Income (loss) from
		investment operations			Less distributions					Ratios to average net assets
			Net real-
			ized and									Net	Net
	Net asset	Net	unrealized	Total from				Net asset		Expenses	Expenses	invest-	assets,
	value,	investment	gain (loss)	investment	From net	From net	Total	value,	Total	before	including	ment	end of	Portfolio
	beginning	income	on invest-	operations	investment	realized	distribu-	end of	return	reductions	reductions	income	period	turnover
Period ended	of period ($)	(loss) ($)[1]	ments ($)	($)	income ($)	gain ($)	tions ($)	period ($)	(%)[2]	(%)	(%)	(loss) (%)	(in millions)	(%)
Real Return Bond Fund
Class 1
08-31-2018	11.32	0.27	(0.25)	0.02	(0.29)	—	(0.29)	11.05	0.21	1.11	1.10	2.44	73	46
08-31-2017	11.49	0.21	(0.09)	0.12	(0.29)	—	(0.29)	11.32	1.10	0.89	0.88	1.89	79	81
08-31-2016	11.15	0.09	0.40	0.49	(0.15)	—	(0.15)	11.49	4.42	0.81	0.80	0.82	83	58
08-31-2015	11.96	0.04	(0.57)	(0.53)	(0.28)	—	(0.28)	11.15	(4.51)	0.83	0.82	0.36	86	52
08-31-2014	11.49	0.25	0.49	0.74	(0.27)	—	(0.27)	11.96	6.50	0.81	0.80	2.12	103	40
Class NAV
08-31-2018	11.18	0.27	(0.24)	0.03	(0.30)	—	(0.30)	10.91	0.25	1.06	1.05	2.50	1,168	46
08-31-2017	11.35	0.21	(0.08)	0.13	(0.30)	—	(0.30)	11.18	1.16	0.84	0.83	1.92	1,148	81
08-31-2016	11.01	0.16	0.33	0.49	(0.15)	—	(0.15)	11.35	4.50	0.76	0.75	1.49	909	58
08-31-2015	11.82	0.07	(0.60)	(0.53)	(0.28)	—	(0.28)	11.01	(4.54)	0.78	0.77	0.58	479	52
08-31-2014	11.35	0.26	0.49	0.75	(0.28)	—	(0.28)	11.82	6.62	0.76	0.75	2.27	456	40
1. Based on average daily shares outstanding. 2. Total returns would have been lower had certain expenses not been reduced during the applicable periods.
Short Term Government Income Fund
Class NAV
08-31-2018	9.51	0.11	(0.20)	(0.09)	(0.13)	—	(0.13)	9.29	(0.96)	0.62	0.59	1.22	375	20
08-31-2017	9.65	0.08	(0.07)	0.01	(0.15)	—	(0.15)	9.51	0.16	0.63	0.61	0.85	275	68
08-31-2016	9.70	0.07	0.03	0.10	(0.15)	—	(0.15)	9.65	1.03	0.62	0.62	0.75	313	72
08-31-2015	9.79	0.06	0.01	0.07	(0.16)	—	(0.16)	9.70	0.76	0.62	0.61	0.61	226	31
08-31-2014	9.79	0.07	0.06	0.13	(0.13)	—	(0.13)	9.79	1.36	0.62	0.62	0.67	232	53
1. Based on average daily shares outstanding. 2. Total returns would have been lower had certain expenses not been reduced during the applicable periods.
Total Return Fund
Class NAV
08-31-2018	13.80	0.31	(0.43)	(0.12)	(0.35)	—	(0.35)	13.33	(0.78)	0.72	0.64	2.33	2,204	34
08-31-2017	13.78	0.29	0.06	0.35	(0.33)	—	(0.33)	13.80	2.64	0.72	0.64	2.18	2,315	38
08-31-2016	13.67	0.30	0.36	0.66	(0.46)	(0.09)	(0.55)	13.78	4.91	0.72	0.68	2.26	2,000	31
08-31-2015	13.96	0.28	(0.09)	0.19	(0.45)	(0.03)	(0.48)	13.67	1.46	0.71	0.68	2.06	1,849	63
08-31-2014	13.68	0.22	0.52	0.74	(0.27)	(0.19)	(0.46)	13.96	5.52	0.72	0.69	1.56	2,178	130
1. Based on average daily shares outstanding. 2. Total returns would have been lower had certain expenses not been reduced during the applicable periods.
U.S. High Yield Bond Fund
Class 1
08-31-2018	11.41	0.58	(0.19)	0.39	(0.59)	—	(0.59)	11.21	3.52	0.86	0.86	5.14	75	51
08-31-2017	11.15	0.61	0.31	0.92	(0.66)	—	(0.66)	11.41	8.53	0.88	0.87	5.42	84	68
08-31-2016	11.20	0.64	0.02	0.66	(0.71)	—	(0.71)	11.15	6.50	0.85	0.84	6.01	80	59
08-31-2015	12.59	0.66	(0.82)	(0.16)	(0.75)	(0.48)	(1.23)	11.20	(1.29)	0.83	0.82	5.61	87	40
08-31-2014	12.49	0.70	0.44	1.14	(0.80)	(0.24)	(1.04)	12.59	9.60	0.82	0.81	5.59	95	54
Class NAV
08-31-2018	11.40	0.59	(0.19)	0.40	(0.60)	—	(0.60)	11.20	3.58	0.81	0.81	5.20	196	51
08-31-2017	11.14	0.62	0.30	0.92	(0.66)	—	(0.66)	11.40	8.59	0.83	0.82	5.52	212	68
08-31-2016	11.19	0.64	0.03	0.67	(0.72)	—	(0.72)	11.14	6.56	0.80	0.80	6.03	281	59
08-31-2015	12.58	0.67	(0.82)	(0.15)	(0.76)	(0.48)	(1.24)	11.19	(1.24)	0.78	0.77	5.65	261	40
08-31-2014	12.48	0.71	0.44	1.15	(0.81)	(0.24)	(1.05)	12.58	9.66	0.77	0.76	5.64	391	54
1. Based on average daily shares outstanding. 2. Total returns would have been lower had certain expenses not been reduced during the applicable periods.

The accompanying notes are an integral part of the financial statements.	94

John Hancock Funds II

Notes to financial statements

1.  ORGANIZATION John Hancock Funds II (the Trust) is an open-end management investment company organized as a Massachusetts business trust and registered under the Investment Company Act of 1940, as amended (the 1940 Act). It is a series company with multiple investment series (the funds), eight of which are presented in this report.

The funds may offer multiple classes of shares. The shares currently offered by the Trust are detailed in the Statements of assets and liabilities. Class 1 shares are offered only to certain affiliates of Manulife Financial Corporation (MFC). Class NAV shares are offered to John Hancock affiliated funds of funds, retirement plans for employees of John Hancock and/or Manulife Financial Corporation, and certain 529 plans. Shareholders of each class have exclusive voting rights to matters that affect that class. The distribution and service fees, if any, for each class may differ.

2.   SIGNIFICANT ACCOUNTING POLICIES The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (US GAAP), which require management to make certain estimates and assumptions as of the date of the financial statements. Actual results could differ from those estimates and those differences could be significant. The funds qualify as investment companies under Topic 946 of Accounting Standards Codification of US GAAP.

Events or transactions occurring after the end of the fiscal period through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the funds:

Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 p.m., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the net asset value (NAV) may be determined as of the regularly scheduled close of the NYSE pursuant to the fund’s Valuation Policies and Procedures.

In order to value the securities, the funds use the following valuation techniques: Equity securities, held by the funds are typically valued at the last sale price or official closing price on the exchange or principal market where the security trades. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Investments by the funds in open-end mutual funds, including John Hancock Collateral Trust (JHCT), are valued at their respective NAVs each business day. Debt obligations are valued based on the evaluated prices provided by an independent pricing vendor or from broker-dealers. Independent pricing vendors utilize matrix pricing which takes into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data, as well as broker supplied prices. Options listed on an exchange are valued at the mean of the most recent bid and ask prices from the exchange where the option trades. Swaps and unlisted options are valued using evaluated prices obtained from an independent pricing vendor. Futures contracts are typically valued at settlement prices, which are the official closing prices published by the exchange on which they trade. Foreign equity index futures that trade in the electronic trading market subsequent to the close of regular trading and have sufficient liquidity will be valued at the last traded price in the electronic trading market as of 4:00 p.m. ET, or may be fair valued based on fair value adjustment factors provided by an independent pricing vendor in order to adjust for events that may occur between the close of foreign exchanges or markets and the close of the NYSE. Foreign securities and currencies, including forward foreign currency contracts, are valued in U.S. dollars based on foreign currency exchange rates supplied by an independent pricing vendor.

In certain instances, the Pricing Committee may determine to value equity securities using prices obtained from another exchange or market if trading on the exchange or market on which prices are typically obtained did not open for trading as scheduled, or if trading closed earlier than scheduled, and trading occurred as normal on another exchange or market.

Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the fund’s Pricing Committee following procedures established by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed. Trading in foreign securities may be completed before the scheduled daily close of trading on the NYSE. Significant events at the issuer or market level may affect the values of securities between the time when the valuation of the securities is generally determined and the close of the NYSE. If a significant event occurs, these securities may be fair valued, as determined in good faith by the fund’s Pricing Committee, following procedures established by the Board of Trustees. The funds use fair value adjustment factors provided by an independent pricing vendor to value certain foreign securities in order to adjust for events that may occur between the close of foreign exchanges or markets and the close of the NYSE.

The funds use a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the fund’s own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.

All investments of Asia Pacific Total Return Bond Fund and Short Term Government Income Fund are categorized as Level 2 under the hierarchy described above.

All investments of Core Bond Fund are categorized as Level 2 under the hierarchy described above, except for securities lending collateral and money market funds, which are categorized as Level 1.

The following is a summary of the values by input classification of the remaining funds’ investments as of August 31, 2018, by major security category or type:

95

SIGNIFICANT ACCOUNTING POLICIES, CONTINUED

	Total Value at 8-31-18	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Global Bond Fund
Investments in securities:
Assets
U.S. Government and Agency obligations	$93,718,054	—	$93,718,054	—
Foreign government obligations	63,702,333	—	63,702,333	—
Corporate bonds	135,525,528	—	135,525,528	—
Municipal bonds	4,029,581	—	4,029,581	—
Term loans	294,918	—	294,918	—
Collateralized mortgage obligations	44,602,061	—	44,602,061	—
Asset backed securities	16,913,684	—	16,913,684	—
Common stocks	10,254	$10,254	—	—
Preferred securities	200,671	—	200,671	—
Escrow shares	233,400	—	233,400	—
Purchased options	83,202	4,951	78,251	—
Short-term investments	3,456,138	—	3,456,138	—
Total investments in securities	$362,769,824	$15,205	$362,754,619	—
Liabilities
Sale commitments outstanding	($609,349)	—	($609,349)	—
Securities sold short	(260,040)	—	(260,040)	—
Reverse repurchase agreements	(15,481,665)	—	(15,481,665)	—
Derivatives:
Assets
Futures	$322,549	$322,549	—	—
Forward foreign currency contracts	2,703,650	—	$2,703,650	—
Swap contracts	6,211,909	—	6,211,909	—
Liabilities
Futures	(296,621)	(296,621)	—	—
Forward foreign currency contracts	(2,719,686)	—	(2,719,686)	—
Written options	(107,826)	—	(107,826)	—
Swap contracts	(2,273,831)	—	(2,273,831)	—

High Yield Fund
Investments in securities:
Assets
Foreign government obligations	$5,913,610	—	$5,913,610	—
Corporate bonds	361,454,548	—	358,760,133	$2,694,415
Convertible bonds	6,531,185	—	6,531,185	—
Term loans	14,095,330	—	12,977,417	1,117,913
Collateralized mortgage obligations	1,529,505	—	1,529,505	—
Common stocks	17,088,972	$6,777,871	2,208,534	8,102,567
Preferred securities	3,059,368	2,414,680	263,805	380,883
Escrow certificates	1,134	—	—	1,134
Securities lending collateral	8,156,823	8,156,823	—	—
Short-term investments	2,830,428	2,830,428	—	—
Total investments in securities	$420,660,903	$20,179,802	$388,184,189	$12,296,912
Derivatives:
Assets
Futures	$5,734	$5,734	—	—
Forward foreign currency contracts	59,398	—	$59,398	—
Swap contracts	13,588	—	13,588	—
Liabilities
Futures	(18,115)	(18,115)	—	—
Forward foreign currency contracts	(79,553)	—	(79,553)	—
Swap contracts	(1,822)	—	(1,822)	—

Real Return Bond Fund
Investments in securities:
Assets
U.S. Government and Agency obligations	$1,456,574,521	—	$1,456,574,521	—
Foreign government obligations	43,214,420	—	43,214,420	—
Corporate bonds	43,985,510	—	43,985,510	—
Municipal bonds	593,434	—	593,434	—
Collateralized mortgage obligations	17,603,703	—	17,603,703	—
Asset backed securities	55,272,392	—	55,272,392	—
Common stocks	2,881	$2,881	—	—
Short-term investments	47,633,956	—	47,633,956	—
Total investments in securities	$1,664,880,817	$2,881	$1,664,877,936	—

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	Total Value at 8-31-18	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Real Return Bond Fund (continued)
Liabilities
Sale commitments outstanding	($23,582,893)	—	($23,582,893)	—
Reverse repurchase agreements	(139,425,695)	—	(139,425,695)	—
Derivatives:
Assets
Futures	$167,218	$167,218	—	—
Forward foreign currency contracts	2,045,772	—	$2,045,772	—
Swap contracts	7,422,373	—	7,422,373	—
Liabilities
Futures	(253,172)	(253,172)	—	—
Forward foreign currency contracts	(620,748)	—	(620,748)	—
Written options	(408,056)	(83,184)	(324,872)	—
Swap contracts	(4,166,523)	—	(4,166,523)	—

Total Return Fund
Investments in securities:
Assets
U.S. Government and Agency obligations	$1,671,391,915	—	$1,671,391,915	—
Foreign government obligations	47,405,486	—	47,405,486	—
Corporate bonds	1,043,918,080	—	1,043,918,080	—
Municipal bonds	9,914,794	—	9,914,794	—
Collateralized mortgage obligations	259,307,792	—	259,307,792	—
Asset backed securities	391,140,758	—	391,140,758	—
Preferred securities	6,486,000	—	6,486,000	—
Purchased options	657,965	$43,581	614,384	—
Short-term investments	298,651,715	—	298,651,715	—
Total investments in securities	$3,728,874,505	$43,581	$3,728,830,924	—
Liabilities
Reverse repurchase agreements	($341,170,720)	—	($341,170,720)	—
Derivatives:
Assets
Futures	$512,918	$512,918	—	—
Forward foreign currency contracts	13,044,989	—	$13,044,989	—
Swap contracts	13,309,173	—	13,309,173	—
Liabilities
Futures	(2,276,479)	(2,276,479)	—	—
Forward foreign currency contracts	(5,338,260)	—	(5,338,260)	—
Written options	(1,095,928)	—	(1,095,928)	—
Swap contracts	(6,385,262)	—	(6,385,262)	—

U.S. High Yield Bond Fund
Investments in securities:
Assets
Corporate bonds	$254,583,125	—	$254,583,125	—
Convertible bonds	3,249,700	—	3,249,700	—
Term loans	6,355,756	—	6,355,756	—
Rights	146,217	—	146,217	—
Securities lending collateral	9,333,606	$9,333,606	—	—
Short-term investments	2,871,043	2,871,043	—	—
Total investments in securities	$276,539,447	$12,204,649	$264,334,798	—

The following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value. Transfers into or out of Level 3 represent the beginning value of any security or instrument where a change in the level has occurred from the beginning to the end of the period and in all cases were transferred into or out of Level 2. Securities were transferred into Level 3 because of a lack of observable market data, which resulted from an absence of market activity for these securities. In addition, securities were transferred from Level 3 since observable market data became available.

High Yield Fund
	Common Stocks	Preferred Securities	Corporate bonds	Term Loans	Escrow certificates	Totals
Balance as of 8-31-17	$4,128,515	$352,692	$2,392,473	$438,311	$1,134	$7,313,125
Realized gain (loss)	—	—	(39,476)	9,046	—	(30,430)
Change in unrealized appreciation (depreciation)	3,974,052	—	(9,374)	(4,618)	—	3,960,060
Purchases	—	28,191	350,792	1,117,913	—	1,496,896
Sales	—	—	—	(442,739)	—	(442,739)
Transfers into Level 3	—	—	—	—	—	—
Transfers out of Level 3	—	—	—	—	—	—
Balance as of 8-31-18	$8,102,567	$380,883	$2,694,415	$1,117,913	$1,134	$12,296,912
Change in unrealized at period end*	$3,974,052	—	($9,957)	($1,943)	—	$3,962,152

* Change in unrealized appreciation (depreciation) attributable to Level 3 securities held at period end.

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The valuation techniques and significant amounts of unobservable inputs used in the fair value measurement of the funds’ Level 3 securities are outlined in the tables below:

High Yield Fund	Fair Value at 8-31-18	Valuation Technique	Significant Unobservable Inputs	Input/Range
Common Stocks	$5,687,792	Market Approach	EV/EBITDA multiple Discount	7.26x – 12.46x (weighted average 7.94x) 17.5% – 25% (weighted average 17.9%)

	$2,369,216	Market Approach	Pending transaction value	$14.49
	$45,559	Market Approach	Estimated liquidation value	$0.00 – $0.38 (weighted average $0.38)
	$8,012,567

Preferred Securities	$380,883	Market Approach	Estimated liquidation value	$0.01

Escrow Certificates	$1,134	Market Approach	Estimated liquidation value	$0.03

Corporate Bonds	$2,694,415	Market Approach	Pending transaction value	$100.00
Term loans	$1,117,913	Market Approach	Prior / recent transactions	$98.06

Total	$12,296,912

A change to unobservable inputs of a fund’s Level 3 securities may result in changes to the fair value measurement, as follows:

Significant Unobservable Input	Impact to Valuation if input increases	Impact to Valuation if input decreases
Discount	Decrease	Increase
Enterprise value to earnings before interest, taxes, depreciation and amortization (EV/EBITDA) multiple	Increase	Decrease
Estimated liquidation value	Increase	Decrease
Pending transaction value	Increase	Decrease
Prior/recent transactions	Increase	Decrease

Repurchase agreements. The funds may enter into repurchase agreements. When the funds enter into a repurchase agreement, it receives collateral that is held in a segregated account by a fund’s custodian, or for tri-party repurchase agreements, collateral is held at a third-party custodian bank in a segregated account for the benefit of the funds. The collateral amount is marked-to-market and monitored on a daily basis to ensure that the collateral held is in an amount not less than the principal amount of the repurchase agreement plus any accrued interest. Collateral received by a fund for repurchase agreements is disclosed in the Fund’s investments as part of the caption related to the repurchase agreement.

Repurchase agreements are typically governed by the terms and conditions of the Master Repurchase Agreement and/or Global Master Repurchase Agreement (collectively, MRA). Upon an event of default, the non-defaulting party may close out all transactions traded under the MRA and net amounts owed. Absent an event of default, assets and liabilities resulting from repurchase agreements are not offset in the Statement of assets and liabilities. In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the collateral value may decline or the counterparty may have insufficient assets to pay back claims resulting from close-out of the transactions.

In a reverse repurchase agreement, the funds deliver a security, as collateral, in exchange for cash to a financial institution, the counterparty, with a simultaneous agreement to repurchase the same or substantially the same security at an agreed upon price and date. The funds are entitled to receive principal and interest payments, if any, made on the security delivered to the counterparty during the term of the agreements. In addition, the funds may receive cash collateral from the counterparty to cover appreciation on the underlying security which is shown on the Statements of assets and liabilities as Payable for collateral on open reverse repurchase agreements. Obligations to repay cash received by a fund is shown on the Statements of assets and liabilities as Payable for open reverse repurchase agreement.

Because reverse repurchase agreements may be considered to be the practical equivalent of borrowing funds (and the counterparty making a loan), they constitute a form of leverage. In the event of a default by the counterparty, recovery of the security transferred by the fund may be delayed or the fund may incur a loss equal to the amount by which the value of the security transferred by the fund exceeds the repurchase price payable by the fund.

The following table summarizes the open reverse repurchase agreements at August 31, 2018:

Fund	Counterparty	Borrowing rate	Settlement date	Maturity date	Borrowing amount	Payable for reverse repurchase agreements
Global Bond Fund	Bank of Montreal[1]	2.170%	7/24/2018	10/24/2018	$4,074,250	$4,083,582
Global Bond Fund	Bank of Nova Scotia[2]	2.110%	8/2/2018	10/5/2018	2,989,250	2,994,331
Global Bond Fund	Royal Bank of Scotland[3]	2.160%	7/25/2018	10/25/2018	5,520,625	5,532,881
Global Bond Fund	Royal Bank of Scotland[4]	2.200%	8/10/2018	11/13/2018	2,364,080	2,367,114
Global Bond Fund	Royal Bank of Scotland[5]	2.240%	8/22/2018	11/20/2018	503,475	503,757
Real Return Bond Fund	Bank of Montreal[6]	2.130%	8/21/2018	10/9/2018	139,343,250	139,425,695
Total Return Fund	Bank of America[7]	2.080%	8/9/2018	10/9/2018	2,496,000	2,499,173
Total Return Fund	Bank of America[8]	2.100%	8/13/2018	10/16/2018	11,803,500	11,815,894
Total Return Fund	Bank of Montreal[9]	2.130%	8/8/2018	10/9/2018	66,045,763	66,135,640
Total Return Fund	Bank of Montreal[10]	2.150%	8/9/2018	10/12/2018	25,234,000	25,267,155
Total Return Fund	Bank of Nova Scotia[11]	2.110%	8/2/2018	10/5/2018	5,693,500	5,703,177
Total Return Fund	Bank of Nova Scotia[12]	2.130%	8/9/2018	10/10/2018	23,220,375	23,250,600
Total Return Fund	Credit Agricole[13]	2.180%	8/14/2018	10/17/2018	5,101,875	5,107,127
Total Return Fund	Royal Bank of Canada[14]	2.120%	8/8/2018	10/9/2018	19,560,000	19,586,493
Total Return Fund	Royal Bank of Canada[15]	2.170%	8/16/2018	10/17/2018	17,788,755	17,804,839
Total Return Fund	Royal Bank of Canada[16]	2.170%	8/31/2018	10/17/2018	8,763,000	8,763,000
Total Return Fund	Royal Bank of Canada[17]	2.250%	8/23/2018	11/27/2018	5,721,375	5,724,236
Total Return Fund	Royal Bank of Canada[18]	2.260%	8/31/2018	11/29/2018	12,028,000	12,028,000
Total Return Fund	Royal Bank of Canada[19]	2.260%	8/24/2018	11/29/2018	8,930,000	8,933,924

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Fund	Counterparty	Borrowing rate	Settlement date	Maturity date	Borrowing amount	Payable for reverse repurchase agreements
Total Return Fund	Royal Bank of Scotland[20]	2.140%	7/18/2018	10/18/2018	$21,990,625	$22,048,143
Total Return Fund	Royal Bank of Scotland[21]	2.140%	7/23/2018	10/23/2018	12,245,000	12,273,388
Total Return Fund	Royal Bank of Scotland[22]	2.170%	7/27/2018	10/29/2018	7,892,500	7,909,151
Total Return Fund	Royal Bank of Scotland[23]	2.200%	8/10/2018	11/13/2018	2,910,125	2,913,860
Total Return Fund	Standard Chartered Bank[24]	2.070%	8/7/2018	9/7/2018	77,610,869	77,717,972
Total Return Fund	Standard Chartered Bank[25]	2.250%	8/22/2018	11/23/2018	5,685,750	5,688,948

[1]	Reverse repurchase agreement with Bank of Montreal dated 7/24/2018 at 2.170% to be repurchased at $4,096,844 on 10/24/2018, collateralized by $4,300,000 U.S. Treasury Bonds, 2.750% due 11/15/2042 (valued at $4,102,133, including interest)
[2]	Reverse repurchase agreement with Bank of Nova Scotia dated 8/2/2018 at 2.110% to be repurchased at $3,000,463 on 10/5/2018, collateralized by $2,581,964 U.S. Treasury Inflation Indexed Bonds, 2.500% due 1/15/2029 (valued at $3,008,022, including interest)
[3]	Reverse repurchase agreement with Royal Bank of Scotland dated 7/25/2018 at 2.160% to be repurchased at $5,551,099 on 10/25/2018, collateralized by $5,500,000 U.S. Treasury Notes, 2.875% due 4/30/2025 (valued at $5,521,270, including interest)
[4]	Reverse repurchase agreement with Royal Bank of Scotland dated 8/10/2018 at 2.200% to be repurchased at $2,377,805 on 11/13/2018, collateralized by $2,038,000 U.S. Treasury Inflation Indexed Bonds, 2.500% due 1/15/2029 (valued at $2,374,297, including interest)
[5]	Reverse repurchase agreement with Royal Bank of Scotland dated 8/22/2018 at 2.240% to be repurchased at $506,294 on 11/20/2018, collateralized by $519,983 U.S. Treasury Inflation Indexed Notes, 0.125% due 7/15/2024 (valued at $503,694, including interest)
[6]	Reverse repurchase agreement with Bank of Montreal dated 8/21/2018 at 2.130% to be repurchased at $139,747,229 on 10/9/2018, collateralized by $144,232,246 U.S. Treasury Inflation Indexed Notes, 0.125%–0.250% due 4/15/2020 to 1/15/2025 (valued at $140,045,349, including interest)
[7]	Reverse repurchase agreement with Bank of America dated 8/9/2018 at 2.080% to be repurchased at $2,504,797 on 10/9/2018, collateralized by $2,600,000 U.S. Treasury Notes, 2.375% due 5/15/2027 (valued at $2,505,445, including interest)
[8]	Reverse repurchase agreement with Bank of America dated 8/13/2018 at 2.100% to be repurchased at $11,847,566 on 10/16/2018, collateralized by $12,200,000 U.S. Treasury Notes, 2.375% due 5/15/2027 (valued at $11,756,320, including interest)
[9]	Reverse repurchase agreement with Bank of Montreal dated 8/8/2018 at 2.130% to be repurchased at $66,288,041 on 10/9/2018, collateralized by $17,966,000 U.S. Treasury Bonds, 2.500%–4.625% due 5/15/2039 to 2/15/2045 (valued at $18,170,092, including interest) and $50,297,000 U.S. Treasury Notes, 1.875%–2.250% due 7/31/2022 to 8/15/2027 (valued at $47,991,506, including interest)
[10]	Reverse repurchase agreement with Bank of Montreal dated 8/9/2018 at 2.150% to be repurchased at $25,330,450 on 10/12/2018, collateralized by $24,800,000 U.S. Treasury Bonds, 3.125% due 8/15/2044 (valued at $25,257,250, including interest)
[11]	Reverse repurchase agreement with Bank of Nova Scotia dated 8/2/2018 at 2.110% to be repurchased at $5,714,857 on 10/5/2018, collateralized by $5,900,000 U.S. Treasury Bonds, 2.875% due 5/15/2043 (valued at $5,750,195, including interest)
[12]	Reverse repurchase agreement with Bank of Nova Scotia dated 8/9/2018 at 2.130% to be repurchased at $23,305,555 on 10/10/2018, collateralized by $23,900,000 U.S. Treasury Bonds, 2.750%–3.375% due 8/15/2042 to 5/15/2044 (valued at $23,300,563, including interest)
[13]	Reverse repurchase agreement with Credit Agricole dated 8/14/2018 at 2.180% to be repurchased at $5,121,648 on 10/17/2018, collateralized by $4,500,000 U.S. Treasury Bonds, 3.750% due 11/15/2043 (valued at $5,077,090, including interest)
[14]	Reverse repurchase agreement with Royal Bank of Canada dated 8/8/2018 at 2.120% to be repurchased at $19,631,416 on 10/9/2018, collateralized by $19,200,000 U.S. Treasury Bonds, 3.125% due 8/15/2044 (valued at $19,554,000, including interest)
[15]	Reverse repurchase agreement with Royal Bank of Canada dated 8/16/2018 at 2.170% to be repurchased at $17,855,236 on 10/17/2018, collateralized by $18,771,000 U.S. Treasury Bonds, 2.500%–4.500% due 8/15/2039 to 2/15/2045 (valued at $17,776,554, including interest)
[16]	Reverse repurchase agreement with Royal Bank of Canada dated 8/31/2018 at 2.170% to be repurchased at $8,787,826 on 10/17/2018, collateralized by $9,200,000 U.S. Treasury Notes, 2.250% due 8/15/2027 (valued at $8,757,250, including interest)
[17]	Reverse repurchase agreement with Royal Bank of Canada dated 8/23/2018 at 2.250% to be repurchased at $5,755,703 on 11/27/2018, collateralized by $5,700,000 U.S. Treasury Bonds, 3.000% due 2/15/2048 (valued at $5,671,277, including interest)
[18]	Reverse repurchase agreement with Royal Bank of Canada dated 8/31/2018 at 2.260% to be repurchased at $12,095,958 on 11/29/2018, collateralized by $12,400,000 U.S. Treasury Notes, 2.375% due 5/15/2027 (valued at $11,949,047, including interest)
[19]	Reverse repurchase agreement with Royal Bank of Canada dated 8/24/2018 at 2.260% to be repurchased at $8,984,379 on 11/29/2018, collateralized by $8,000,000 U.S. Treasury Bonds, 3.625% due 8/15/2043 (valued at $8,844,062, including interest)
[20]	Reverse repurchase agreement with Royal Bank of Scotland dated 7/18/2018 at 2.140% to be repurchased at $22,110,889 on 10/18/2018, collateralized by $22,700,000 U.S. Treasury Bonds, 2.750% due 11/15/2042 (valued at $21,655,445, including interest)
[21]	Reverse repurchase agreement with Royal Bank of Scotland dated 7/23/2018 at 2.140% to be repurchased at $12,311,967 on 10/23/2018, collateralized by $10,800,000 U.S. Treasury Bonds, 3.375%–3.750% due 11/15/2043 to 5/15/2044 (valued at $12,158,844, including interest)
[22]	Reverse repurchase agreement with Royal Bank of Scotland dated 7/27/2018 at 2.170% to be repurchased at $7,937,220 on 10/29/2018, collateralized by $8,200,000 U.S. Treasury Notes, 2.125% due 9/30/2024 (valued at $7,893,781, including interest)
[23]	Reverse repurchase agreement with Royal Bank of Scotland dated 8/10/2018 at 2.200% to be repurchased at $2,927,020 on 11/13/2018, collateralized by $3,100,000 U.S. Treasury Bonds, 2.750% due 11/15/2042 (valued at $2,957,352, including interest)
[24]	Reverse repurchase agreement with Standard Chartered Bank dated 8/7/2018 at 2.070% to be repurchased at $77,749,210 on 9/7/2018, collateralized by $31,200,000 U.S. Treasury Bonds, 2.750%–4.375% due 5/15/2040 to 11/15/2044 (valued at $32,231,191, including interest) and $47,015,000 U.S. Treasury Notes, 2.125%–2.375% due 9/30/2024 to 5/15/2027 (valued at $45,260,455, including interest)
[25]	Reverse repurchase agreement with Standard Chartered Bank dated 8/22/2018 at 2.250% to be repurchased at $5,718,798 on 11/23/2018, collateralized by $5,700,000 U.S. Treasury Bonds, 3.000% due 2/15/2048 (valued at $5,671,277, including interest)

The average borrowings and the weighted average interest rate for the year ended August 31, 2018 were as follows:

Fund	Average Borrowings	Weighted average annual interest rate
Global Bond Fund	$17,122,913	(0.27%)
Real Return Bond Fund	196,983,904	(0.04%)
Total Return Fund	11,466,577	(0.03%)

When-issued/delayed-delivery securities. The funds may purchase or sell debt securities on a when-issued or delayed-delivery basis, or in a “To Be Announced” (TBA) or “forward commitment” transaction, with delivery or payment to occur at a later date beyond the normal settlement period. TBA securities resulting from these transactions are included in the Portfolio of Investments or in a schedule to the Portfolio of Investments (Sale Commitments Outstanding). At the time a fund enters into

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a commitment to purchase or sell a security, the transaction is recorded and the value of the security is reflected in the fund’s NAV. The price of such security and the date that the security will be delivered and paid for are fixed at the time the transaction is negotiated. The value of the security may vary with market fluctuations. No interest accrues to the portfolio until settlement takes place. At the time that the portfolio enters into this type of transaction, the fund is required to have sufficient cash and/or liquid securities to cover its commitments.

Certain risks may arise upon entering into when-issued or delayed-delivery securities transactions, including the potential inability of counterparties to meet the terms of their contracts, and the issuer’s failure to issue the securities due to political, economic or other factors. Additionally, losses may arise due to declines in the value of the securities purchased or increase in the value of securities sold prior to settlement date. As a result, the counterparties have pledged cash collateral for these transactions which is recorded as Payable for collateral on sale commitments on the Statements of assets and liabilities.

Sale-Buybacks. Certain funds may enter into financing transactions referred to as sale-buybacks, which are governed by the terms of the MRA. A sale-buyback transaction consists of a sale of a security by a fund to counterparty, with a simultaneous agreement to repurchase the same or substantially the same security at an agreed-upon price and date. The fund is not entitled to receive principal and interest payments, if any, made on the security sold to the counterparty during the term of the agreement. The agreed-upon repurchase value of the securities to be repurchased by the fund are reflected as a liability on the Statements of assets and liabilities. The fund will recognize income represented by the price differential between the price received for the transferred security and the agreed-upon repurchase price. This is commonly referred to as the price drop. A price drop consists of the foregone interest and inflationary income adjustments, if any, the fund would have otherwise received had the security not been sold along with negotiated financing terms. Foregone interest and inflationary income adjustments, if any, are recorded as components of interest income on the Statements of operations. Interest payments based upon negotiated financing terms made by the fund to counterparties are recorded as a component of interest expense on the Statements of operations. In periods of increased demand for the security, the fund may receive a fee for use of the security by the counterparty, which may result in income to the funds. The average borrowings by the funds and the weighted average interest rate for the year ended August 31, 2018 were as follows:

Fund	Average Borrowings	Weighted average interest rate
Global Bond Fund	$2,979,677	1.63%
Real Return Fund	249,741,382	1.64%
Total Return Fund	14,678,398	1.04%

The counterparties to sale-buyback transactions at August 31, 2018 were as follows:

Fund	Counterparty	Payable for funds borrowed	Market value of securities	Net exposure
Global Bond Fund	Barclays Capital, Inc.	($2,475,482)	$2,474,223	($1,259)
	BNP Paribas	(3,090,290)	3,088,095	($2,195)
		($5,565,772)	$5,562,318	($3,454)
Real Return Bond Fund	BNP Paribas	($87,218,603)	$86,657,148	($561,455)
Total Return Fund	Barclays Capital, Inc.	($5,803,008)	$5,747,018	($55,990)

Term loans (Floating rate loans). The funds may invest in term loans, which are debt securities and are often rated below investment grade at the time of purchase. Term loans are generally subject to legal or contractual restrictions on resale and generally have longer settlement periods than conventional debt securities. Term loans involve special types of risk, including credit risk, interest-rate risk, counterparty risk and risk associated with extended settlement. The liquidity of term loans, including the volume and frequency of secondary market trading in such loans, varies significantly over time and among individual loans. During periods of infrequent trading, valuing a term loan can be more difficult and buying and selling a term loan at an acceptable price can be more difficult and delayed, which could result in a loss.

A fund’s ability to receive payments of principal, interest and other amounts in connection with term loans will depend primarily on the financial condition of the borrower. The fund’s failure to receive scheduled payments on a term loan due to a default, bankruptcy or other reason would adversely affect the fund’s income and would likely reduce the value of its assets. Transactions in loan investments typically take a significant amount of time (i.e., seven days or longer) to settle. This could pose a liquidity risk to the fund and, if the fund’s exposure to such investments is substantial, could impair the fund’s ability to meet redemptions. Because term loans may not be rated by independent credit rating agencies, a decision to invest in a particular loan could depend exclusively on the subadvisor’s credit analysis of the borrower and/or term loan agents. There is greater risk that the fund may have limited rights to enforce the terms of an underlying loan than for other types of debt instruments.

Security transactions and related investment income. Investment security transactions are accounted for on a trade date plus one basis for daily NAV calculations. However, for financial reporting purposes, investment transactions are reported on trade date. Interest income is accrued as earned. Interest income includes coupon interest and amortization/accretion of premiums/discounts on debt securities. Debt obligations may be placed in a non-accrual status and related interest income may be reduced by stopping current accruals and writing off interest receivable when the collection of all or a portion of interest has become doubtful. Dividend income is recorded on the ex-date, except for dividends of foreign securities where the dividend may not be known until after the ex-date. In those cases, dividend income, net of withholding taxes, is recorded when the fund becomes aware of the dividends. Non-cash dividends, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a tax return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain if amounts are estimable. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds from litigation.

Inflation-indexed bonds. Inflation-indexed bonds are securities that generally have a lower coupon interest rate fixed at issuance but whose principal value is periodically adjusted based on a rate of inflation, such as the Consumer Price Index. Over the life of an inflation-indexed bond, interest is paid on the inflation adjusted principal value as described above. Increases in the principal amount of these securities are recorded as interest income. Decreases in the principal amount of these securities may reduce interest income to the extent of income previously recorded. If these decreases are in excess of income previously recorded, an adjustment to the cost of the security is made.

Payment-in-kind bonds. The funds may invest in payment-in-kind bonds (PIK Bonds). PIK Bonds allow the issuer, at its option, to make current interest payments on the bonds either in cash or in additional bonds. The market prices of PIK Bonds are affected to a greater extent by interest rate changes and thereby tend to be more volatile than securities which pay cash interest periodically. Income on these securities is computed at the contractual rate specified and is added to the principal balance of the bond. This income is required to be distributed to shareholders. Because no cash is received at the time income accrues on these securities, the funds may need to sell other investments to make distributions.

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Securities lending. The funds may lend their securities to earn additional income. They receive cash collateral from the borrower in an amount not less than the market value of the loaned securities. The funds will invest its collateral in JHCT, an affiliate of the funds, which has a floating NAV and is registered with the Securities and Exchange Commission as an investment company. JHCT invests in short-term money market investments. The funds will receive the benefit of any gains and bear any losses generated by JHCT with respect to the cash collateral.

The funds have the right to recall loaned securities on demand. If a borrower fails to return loaned securities when due, then the lending agent is responsible and indemnifies the respective fund for the lent securities. The lending agent uses the collateral received from the borrower to purchase replacement securities of the same issue, type, class and series of the loaned securities. If the value of the collateral is less than the purchase cost of replacement securities, the lending agent is responsible for satisfying the shortfall but only to the extent that the shortfall is not due to any decrease in the value of JHCT.

Although the risk of the loss of the securities lent is mitigated by receiving collateral from the borrower and through lending agent indemnification, the funds could experience a delay in recovering securities or could experience a lower than expected return if the borrower fails to return the securities on a timely basis. The funds receive compensation for lending their securities by retaining a portion of the return on the investment of the collateral and compensation from fees earned from borrowers of the securities. Securities lending income received by the funds is net of fees retained by the securities lending agent. Net income received from JHCT is a component of securities lending income as recorded on the Statement of operations.

Obligations to repay collateral received by the funds are shown on the Statements of assets and liabilities as Payable upon return of securities loaned and are secured by the loaned securities.

The following table summarizes the value of securities loaned by the funds and the corresponding cash collateral received at August 31, 2018:

Fund	Market value of securities on loan	Cash collateral received
Core Bond Fund	$1,179,256	$1,225,675
High Yield Fund	7,880,555	8,159,422
U.S. High Yield Bond Fund	9,131,277	9,331,954

Foreign investing. Assets, including investments and liabilities denominated in foreign currencies, are translated into U.S. dollar values each day at the prevailing exchange rate. Purchases and sales of securities, income and expenses are translated into U.S. dollars at the prevailing exchange rate on the date of the transaction. The effect of changes in foreign currency exchange rates on the value of securities is reflected as a component of the realized and unrealized gains (losses) on investments. Foreign investments are subject to a decline in the value of a foreign currency versus the U.S. dollar, which reduces the dollar value of securities denominated in that currency.

Funds that invest internationally generally carry more risk than funds that invest strictly in U.S. securities. These risks are heightened for investments in emerging markets. Risks can result from differences in economic and political conditions, regulations, market practices (including higher transaction costs), accounting standards and other factors.

Foreign taxes. The funds may be subject to withholding tax on income, capital gains or repatriation taxes imposed by certain countries, a portion of which may be recoverable. Foreign taxes are accrued based upon the fund’s understanding of the tax rules and rates that exist in the foreign markets in which it invests. Taxes are accrued based on gains realized by the fund as a result of certain foreign security sales. In certain circumstances, estimated taxes are accrued based on unrealized appreciation of such securities. Investment income is recorded net of foreign withholding taxes, less any amounts reclaimable.

Stripped securities. Stripped securities are financial instruments structured to separate principal and interest cash flows so that one class receives principal payments from the underlying assets (PO or principal only), while the other class receives the interest cash flows (IO or interest only). Both PO and IO investments represent an interest in the cash flows of an underlying stripped security. If the underlying assets experience greater than anticipated prepayments of principal, the fund may fail to fully recover its initial investment in an IO security. The market value of these securities can be extremely volatile in response to changes in interest rates or prepayments on the underlying securities. In addition, these securities also have the risk that the fund may not receive all or part of its principal or interest payments because the borrower or issuer has defaulted on its obligation.

Mortgage and asset backed securities. The funds may invest in mortgage-related securities, such as mortgage-backed securities, and other asset-backed securities, which are debt obligations that represent interests in pools of mortgages or other income-bearing assets, such as consumer loans or receivables. Such securities often involve risks that are different from the risks associated with investing in other types of debt securities. Mortgage-backed and other asset-backed securities are subject to changes in the payment patterns of borrowers of the underlying debt. When interest rates fall, borrowers are more likely to refinance or prepay their debt before its stated maturity. This may result in the funds having to reinvest the proceeds in lower yielding securities, effectively reducing the funds’ income. Conversely, if interest rates rise and borrowers repay their debt more slowly than expected, the time in which the mortgage-backed and other asset-backed securities are paid off could be extended, reducing the fund’s cash available for reinvestment in higher yielding securities. The timely payment of principal and interest of certain mortgage-related securities is guaranteed with the full faith and credit of the U.S. Government. Pools created and guaranteed by non-governmental issuers, including government-sponsored corporations (e.g. FNMA), may be supported by various forms of insurance or guarantees, but there can be no assurance that private insurers or guarantors can meet their obligations under the insurance policies or guarantee arrangements. The funds are also subject to risks associated with securities with contractual cash flows including asset-backed and mortgage related securities such as collateralized mortgage obligations, mortgage pass-through securities and commercial mortgage-backed securities. The value, liquidity and related income of these securities are sensitive to changes in economic conditions, including real estate value, pre-payments, delinquencies and/or defaults, and may be adversely affected by shifts in the market’s perception of the issuers and changes in interest rates.

Line of credit. The funds may have the ability to borrow from banks for temporary or emergency purposes, including meeting redemption requests that otherwise might require the untimely sale of securities. Pursuant to the funds’ custodian agreement, the custodian may loan money to the funds to make properly authorized payments. The funds are obligated to repay the custodian for any overdraft, including any related costs or expenses. The custodian may have a lien, security interest or security entitlement in any fund property that is not otherwise segregated or pledged, to the extent of any overdraft, and to the maximum extent permitted by law. Any overdrafts at period end are presented under the caption Due to custodian in the Statement of assets and liabilities.

The funds and other affiliated funds, excluding Core Bond Fund and U.S. High Yield Bond Fund, have entered into a syndicated line of credit agreement with Citibank, N.A. as the administrative agent that enables them to participate in a $750 million unsecured committed line of credit. Excluding commitments designated for a certain

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fund and subject to the needs of all other affiliated funds, a fund can borrow up to an aggregate commitment amount of $500 million, subject to asset coverage and other limitations as specified in the agreement.

Core Bond Fund, U.S. High Yield Bond Fund, and other affiliated funds have entered into a separate unsecured $50 million line of credit agreement with BNP Paribas.

A commitment fee payable at the end of each calendar quarter, based on the average daily unused portion of each line of credit, is charged to each participating fund based on a combination of fixed and asset based allocations and is reflected in Other expenses on the Statements of operations.

Commitment fees for the year ended August 31, 2018 were as follows:

Portfolio	Commitment Fee
Asia Pacific Total Return Bond Fund	$2,718
Core Bond Fund	18,446
Global Bond Fund	2,565
High Yield Fund	2,889
Real Return Bond Fund	4,585
Short Term Government Income Fund	2,708
Total Return Fund	6,647
U.S. High Yield Bond Fund	7,522

Expenses. Within the John Hancock group of funds complex, expenses that are directly attributable to an individual fund are allocated to such fund. Expenses that are not readily attributable to a specific fund are allocated among all funds in an equitable manner, taking into consideration, among other things, the nature and type of expense and the fund’s relative net assets. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Class allocations. Income, common expenses and realized and unrealized gains (losses) are determined at the fund level and allocated daily to each class of shares based on the net assets of the class. Class-specific expenses, such as distribution and service fees, if any, for all classes, are charged daily at the class level based on the net assets of each class and the specific expense rates applicable to each class.

Federal income taxes. Each fund intends to continue to qualify as a regulated investment company by complying with the applicable provisions of the Internal Revenue Code and will not be subject to federal income tax on taxable income that is distributed to shareholders. Therefore, no federal income tax provision is required.

For federal income tax purposes, as of August 31, 2018, certain funds have capital loss carryforwards available to offset future net realized capital gains. The following table details the capital loss carryforwards available as of August 31, 2018:

	No Expiration Date
Fund	Short Term	Long Term
Asia Pacific Total Return Bond Fund	—	$5,808,868
Core Bond Fund	$37,565,656	9,026,456
Global Bond Fund	1,200,828	5,306,412
High Yield Fund	4,146,436	72,297,245
Real Return Bond Fund	23,041,385	23,416,979
Short Term Government Income Fund	3,060,792	9,865,173
Total Return Fund	30,419,543	49,460,693
U.S. High Yield Bond Fund	—	16,566,589

As of August 31, 2018, the High Yield Fund had capital loss carryforwards of $229,714,878 that expired unused.

As of August 31, 2018, the funds had no uncertain tax positions that would require financial statement recognition, derecognition or disclosure. The fund’s federal tax returns are subject to examination by the Internal Revenue Service for a period of three years.

For federal income tax purposes, the costs of investments owned on August 31, 2018, including short-term investments, were as follows:

Fund	Aggregate cost	Unrealized appreciation	Unrealized (depreciation)	Net unrealized appreciation/ (depreciation)
Asia Pacific Total Return Bond Fund	$333,716,968	$1,388,950	($22,602,495)	($21,213,545)
Core Bond Fund	1,881,084,198	5,189,188	(27,859,339)	(22,670,151)
Global Bond Fund	367,765,232	7,300,294	(9,324,947)	(2,024,653)
High Yield Fund	443,521,179	12,025,056	(34,906,102)	(22,881,046)
Real Return Bond Fund	1,679,870,212	11,530,009	(45,915,433)	(34,385,424)
Short Term Government Income Fund	383,408,466	113,082	(9,062,236)	(8,949,154)
Total Return Fund	3,755,604,332	28,450,240	(43,408,916)	(14,958,676)
U.S. High Yield Bond Fund	277,479,193	6,140,225	(7,079,971)	(939,746)

Distribution of income and gains. Distributions to shareholders from net investment income and net realized gains, if any, are recorded on the ex-date. Core Bond Fund, High Yield Fund, Real Return Bond Fund, Short Term Government Income Fund, Total Return Fund and U.S. High Yield Bond Fund generally declare and pay dividends from net investment income quarterly. All other funds generally declare and pay dividends from net investment income annually. All funds generally declare and pay capital gain distributions, if any, annually.

The tax character of distributions for the year ended August 31, 2018 was as follows:

	2018 Distributions
Fund	Ordinary Income	Total
Asia Pacific Total Return Bond Fund	$8,195,100	$8,195,100
Core Bond Fund	40,210,554	40,210,554
Global Bond Fund	113,062	113,062
High Yield Fund	27,065,995	27,065,995
Real Return Bond Fund	34,638,964	34,638,964

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	2018 Distributions
Fund	Ordinary Income	Total
Short Term Government Income Fund	$4,912,447	$4,912,447
Total Return Fund	60,808,773	60,808,773
U.S. High Yield Bond Fund	15,149,802	15,149,802

The tax character of distributions for the year ended August 31, 2017 was as follows:

	2017 Distributions
Fund	Ordinary Income	Long Term Capital Gains	Total
Asia Pacific Total Return Bond Fund	$6,046,154	—	$6,046,154
Core Bond Fund	44,541,976	$903,569	45,445,545
Global Bond Fund	12,688,523	1,743,929	14,432,452
High Yield Fund	32,706,534	—	32,706,534
Real Return Bond Fund	27,375,214	—	27,375,214
Short Term Government Income Fund	3,871,626	—	3,871,626
Total Return Fund	50,272,553	—	50,272,553
U.S. High Yield Bond Fund	19,118,372	—	19,118,372

Distributions paid by the funds with respect to each class of shares are calculated in the same manner, at the same time and in the same amount, except for the effect of class level expenses that may be applied differently to each class. As of August 31, 2018, the components of distributable earnings on a tax basis were as follows:

Fund	Undistributed Ordinary Income	Capital Loss Carryforward
Asia Pacific Total Return Bond Fund	$6,627,244	$5,808,868
Core Bond Fund	11,625,855	46,592,112
Global Bond Fund	2,774,171	6,507,240
High Yield Fund	4,840,447	76,443,681
Real Return Bond Fund	20,049,740	46,458,364
Short Term Government Income Fund	1,523,884	12,925,965
Total Return Fund	20,834,467	79,880,236
U.S. High Yield Bond Fund	2,886,665	16,566,589

Such distributions and distributable earnings, on a tax basis, are determined in conformity with income tax regulations, which may differ from US GAAP. Distributions in excess of tax basis earnings and profits, if any, are reported in the fund’s financial statements as a return of capital. Short-term gains from underlying funds are treated as ordinary income for tax purposes.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences, if any, will reverse in a subsequent period. Book-tax differences are primarily attributable to foreign currency transactions, wash sale loss deferrals, derivative transactions, amortization and accretion on debt securities, expiration of capital loss carryforwards, and straddle loss deferrals.

Statement of cash flows. A Statement of cash flows is presented when a fund has a significant amount of borrowing during the period, based on the average total borrowing in relation to total assets, or when a certain percentage of the fund’s investments is classified as Level 3 in the fair value hierarchy. Information on financial transactions that have been settled through the receipt and disbursement of cash is presented in the Statement of cash flows. The cash amount shown in the Statement of cash flows is the amount included in the fund’s Statement of assets and liabilities and represents the cash on hand at the fund’s custodian and does not include any short-term investments or Collateral held at broker for futures contracts. A Statement of cash flows is presented for Real Return Bond Fund given the level of borrowing activity during the period.

3.  DERIVATIVE INSTRUMENTS The funds may invest in derivatives in order to meet their investment objective. Derivatives include a variety of different instruments that may be traded in the over-the-counter (OTC) market, on a regulated exchange or through a clearing facility. The risks in using derivatives vary depending upon the structure of the instruments, including the use of leverage, optionality, the liquidity or lack of liquidity of the contract, the creditworthiness of the counterparty or clearing organization and the volatility of the position. Some derivatives involve risks that are potentially greater than the risks associated with investing directly in the referenced securities or other referenced underlying instrument. Specifically, the funds are exposed to the risk that the counterparty to an OTC derivatives contract will be unable or unwilling to make timely settlement payments or otherwise honor its obligations. OTC derivatives transactions typically can only be closed out with the other party to the transaction.

Forward foreign currency contracts, certain options and certain swaps are typically traded through the OTC market. Certain forwards, options and swaps are regulated by the Commodity Futures Trading Commission. Derivative counterparty risk is managed through an ongoing evaluation of the creditworthiness of all potential counterparties and, if applicable, designated clearing organizations. The funds attempt to reduce its exposure to counterparty risk for derivatives traded in the OTC market, whenever possible, by entering into an International Swaps and Derivatives Association (ISDA) Master Agreement with each of its OTC counterparties. The ISDA gives each party to the agreement the right to terminate all transactions traded under the agreement if there is certain deterioration in the credit quality or contractual default of the other party, as defined in the ISDA. Upon an event of default or a termination of the ISDA, the non-defaulting party has the right to close out all transactions and to net amounts owed.

As defined by the ISDA, the funds may have collateral agreements with certain counterparties to mitigate counterparty risk on OTC derivatives. Subject to established minimum levels, collateral for OTC transactions is generally determined based on the net aggregate unrealized gain or loss on contracts with a particular counterparty. Collateral pledged to the funds is held in a segregated account by a third-party agent or held by the custodian bank for the benefit of the funds and can be in the form of cash or debt securities issued by the U.S. government or related agencies; collateral posted by the fund for OTC transactions is held in a segregated account at the fund’s custodian and is noted in the accompanying Portfolio of Investments, or if cash is posted, on the Statement of assets and liabilities. The fund’s risk of loss due to counterparty risk is equal to the asset value of outstanding contracts offset by collateral received.

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Futures, certain options and centrally-cleared swaps are traded or cleared on an exchange or central clearinghouse. Exchange-traded or centrally-cleared transactions generally present less counterparty risk to a fund than OTC transactions. The exchange or clearinghouse stands between a fund and the broker to the contract and therefore, credit risk is generally limited to the failure of the exchange or clearinghouse and the clearing member.

Centrally-cleared swap contracts are subject to clearinghouse rules, including initial and variation margin requirements, daily settlement of obligations and the clearing-house guarantee of payments to the broker. There is, however, still counterparty risk due to the potential insolvency of the broker with respect to any margin held in the brokers’ customer accounts. While clearing members are required to segregate customer assets from their own assets, in the event of insolvency, there may be a shortfall in the amount of margin held by the broker for its clients. Collateral or margin requirements for exchange-traded or centrally-cleared derivatives are set by the broker or applicable clearinghouse. Margin for exchange-traded and centrally-cleared transactions is detailed in the Statements of assets and liabilities as Collateral held at broker for futures contracts and receivable for centrally-cleared swaps, respectively. Securities pledged by the funds for exchange-traded and centrally-cleared transactions, if any, are identified in the Portfolio of investments.

Futures. A futures contract is a contractual agreement to buy or sell a particular currency or financial instrument at a pre-determined price in the future. Risks related to the use of futures contracts include possible illiquidity of the futures markets, contract prices that can be highly volatile and imperfectly correlated to movements in the underlying financial instrument and potential losses in excess of the amounts recognized on the Statement of assets and liabilities. Use of long futures contracts subjects the fund to the risk of loss up to the notional value of the futures contracts. Use of short futures contracts subjects the fund to unlimited risk of loss.

Upon entering into a futures contract, the fund is required to deposit initial margin with the broker in the form of cash or securities. The amount of required margin is generally based on a percentage of the contract value; this amount is the initial margin for the trade. The margin deposit must then be maintained at the established level over the life of the contract. Futures margin receivable / payable is included on the Statement of assets and liabilities. Futures contracts are marked-to-market daily and an appropriate payable or receivable for the change in value (variation margin) and unrealized gain or loss is recorded by the fund. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

The following table details how the funds used futures contracts during the year ended August 31, 2018. In addition, the table summarizes the range of notional contract amounts held by the funds, as measured at each quarter end:

Fund	Reason	USD Notional
Asia Pacific Total Return Bond Fund	To manage against anticipated interest rate changes and manage duration. At August 31, 2018, there were no open futures contracts.	Up to $108.8 million
Global Bond Fund	To gain exposure to foreign bond markets, gain exposure to treasuries markets, maintain diversity of the fund, manage against anticipated interest rate changes, and manage duration of the fund.	$410.0 million to $606.5 million
High Yield Fund	To manage against anticipated interest rate changes.	$22.4 million to $23.5 million
Real Return Bond Fund	To gain exposure to foreign bond markets, gain exposure to treasuries market, maintain diversity of the fund, manage against anticipated interest rate changes, and manage duration of the fund.	$154.5 million to $325.7 million
Total Return Fund	To gain exposure to foreign bond markets, gain exposure to treasuries market, maintain diversity of the fund, manage against anticipated interest rate changes, and manage duration of the fund.	$1.3 billion to $1.9 billion

Forward foreign currency contracts. A forward foreign currency contract is an agreement between two parties to buy and sell specific currencies at a price that is set on the date of the contract. The forward contract calls for delivery of the currencies on a future date that is specified in the contract. Risks related to the use of forwards include the possible failure of counterparties to meet the terms of the forward agreement, the failure of the counterparties to timely post collateral if applicable, the risk that currency movements will not favor the fund thereby reducing the fund’s total return, and the potential for losses in excess of the amounts recognized on the Statement of assets and liabilities.

The market value of a forward foreign currency contract fluctuates with changes in foreign currency exchange rates. Forward foreign currency contracts are marked-to-market daily and the change in value is recorded by the fund as an unrealized gain or loss. Realized gains or losses, equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed, are recorded upon delivery or receipt of the currency or settlement with the counterparty.

The following table details how the funds used forward foreign currency contracts during the year ended August 31, 2018. In addition, the table summarizes the range of notional contract amounts held by the funds, as measured at each quarter end:

Fund	Reason	USD Notional
Asia Pacific Total Return Bond Fund	To manage against anticipated currency exchange rates.	$14.0 million to $81.1 million
Global Bond Fund	To manage against anticipated changes in currency exchange rates, manage currency exposure, and to maintain diversity of the fund.	$254.0 million to $481.1 million
High Yield Fund	To manage against anticipated changes in currency exchange rates.	$7.7 million to $12.4 million
Real Return Bond Fund	To manage against anticipated changes in currency exchange rates, manage currency exposure, and to maintain diversity of the fund.	$143.3 million to $415.0 million
Total Return Fund	To manage against anticipated changes in currency exchange rates, manage currency exposure, and to maintain diversity of the fund.	$1.1 billion to $2.0 billion

Options. There are two types of options, put options and call options. Options are traded either OTC or on an exchange. A call option gives the purchaser of the option the right to buy (and the seller the obligation to sell) the underlying instrument at the exercise price. A put option gives the purchaser of the option the right to sell (and the writer the obligation to buy) the underlying instrument at the exercise price. Writing puts and buying calls may increase the fund’s exposure to changes in the value of the underlying instrument. Buying puts and writing calls may decrease the fund’s exposure to such changes. Risks related to the use of options include the loss of premiums, possible illiquidity of the options markets, trading restrictions imposed by an exchange and movements in underlying security values, and for written options, potential losses in excess of the amounts recognized on the Statement of assets and liabilities. In addition, OTC options are subject to the risks of all OTC derivatives contracts.

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When the fund purchases an option, the premium paid by the fund is included in the portfolio of investments and subsequently “marked-to-market” to reflect current market value. If the purchased option expires, the fund realizes a loss equal to the cost of the option. If a fund exercises a call option, the cost of the securities acquired by exercising the call is increased by the premium paid to buy the call. If a fund exercises a put option, it realizes a gain or loss from the sale of the underlying security and the proceeds from such sale are decreased by the premium paid. If a fund enters into a closing sale transaction, the fund realizes a gain or loss, depending on whether proceeds from the closing sale are greater or less than the original cost. When a fund writes an option, the premium received is included as a liability and subsequently “marked-to-market” to reflect the current market value of the option written. Premiums received from writing options that expire unexercised are recorded as realized gains. Premiums received from writing options which are exercised or are closed are added to or offset against the proceeds or amount paid on the transaction to determine the realized gain or loss. If a put option on a security is exercised, the premium received reduces the cost basis of the securities purchased by the fund.

An interest rate swaption is an option to enter into an interest rate swap. A credit default swaption is an option to enter into a credit default swap. Inflation floors (OTC) are instruments where in return for a premium, one party agrees to make payments to the other to the extent that the interest rate exceeds a specified rate (based on the Consumer Price Index or other designated measure), or “floor.” Inflation caps (OTC) are instruments where in return for a premium, one party agrees to make payments to the other to the extent that the interest rate exceeds a specified rate (based on the Consumer Price Index or other designated measure), or “cap.” Inflation floors (OTC) are instruments where in return for a premium, one party agrees to make payments to the other to the extent that the interest rate exceeds a specified rate (based on the Consumer Price Index or other designated measure), or “floor.” Inflation caps (OTC) are instruments where in return for a premium, one party agrees to make payments to the other to the extent that the interest rate exceeds a specified rate (based on the Consumer Price Index or other designated measure), or “cap.” An interest rate cap or floor is an over-the-counter investment instrument designed to protect lenders of adjustable or floating-rate securities from losses due to changing interest rates. An interest rate cap seller pays a buyer when the indexed interest rate rises above the cap’s strike rate, thus hedging against losses on rising rates. An interest rate floor seller pays a buyer when the indexed interest rate falls below the floors’ strike rate, thus hedging against losses on falling rates. Fundamentally, interest rate floors and caps are put options placed on a floating-rate index.

The following table details how the funds used purchase options contracts during the year ended August 31, 2018. In addition, the table summarizes the range of market values for purchased options contracts held by the funds, as measured at each quarter end:

Fund	Reason	Market value range
Global Bond Fund	To manage duration of the fund, manage against anticipated interest rate changes and currency exchange rates, to maintain diversity and gain exposure to foreign currencies	$83,000 to $243,000
Real Return Bond Fund	To maintain diversity. At August 31, 2018, there were no open purchased options contracts.	Up to $724,000
Total Return Fund	To maintain diversity	$438,000 to $1.6 million

The following table details how the funds used written options contracts during the year ended August 31, 2018. In addition, the table summarizes the range of market values for written options contracts held by the funds, as measured at each quarter end:

Fund	Reason	Market value range
Global Bond Fund	To manage against anticipated currency exchange rates, manage against anticipated interest rate changes, gain exposure to foreign currencies, manage duration of the fund and maintain diversity.	$93,000 to $246,000
High Yield Fund	To manage against anticipated interest rate changes.	Up to $52,800
Real Return Bond Fund
To manage against anticipated changes in currency exchange rates, gain exposure to foreign currencies, manage duration, manage against anticipated interest rate changes, to gain exposure to treasuries market and maintain diversity.
$260,000 to $691,000
Total Return Fund
To manage against anticipated changes in currency exchange rates, gain exposure to foreign currencies, manage against anticipated interest rate changes, manage duration of the fund and maintain diversity.
$505,000 to $3.7 million

Swaps. Swap agreements are agreements between the fund and counterparty to exchange cash flows, assets, foreign currencies or market-linked returns at specified intervals. Swap agreements are privately negotiated in the OTC market (OTC swaps) or may be executed on a registered commodities exchange (centrally-cleared swaps). Swaps are marked-to-market daily and the change in value is recorded as a component of unrealized appreciation/depreciation of swap contracts. The value of the swap will typically impose collateral posting obligations on the party that is considered out-of-the-money on the swap.

Upfront payments made/received by the fund are amortized/accreted for financial reporting purposes, with the unamortized/unaccreted portion included in the Statement of assets and liabilities. A termination payment by the counterparty or a fund is recorded as realized gain or loss, as well as the net periodic payments received or paid by the fund.

Entering into swap agreements involves, to varying degrees, elements of credit, market and documentation risk that may provide outcomes that are in excess of the amounts recognized on the Statement of assets and liabilities. Such risks involve the possibility that there will be no liquid market for the swap, or that a counterparty may default on its obligation or delay payment under the swap terms. The counterparty may disagree or contest the terms of the swap. In addition to interest rate risk, market risks may also impact the swap. The fund may also suffer losses if it is unable to terminate or assign outstanding swaps or reduce its exposure through offsetting transactions.

Interest rate swaps. Interest rate swaps represent an agreement between the fund and a counterparty to exchange cash flows based on the difference between two interest rates applied to a notional amount. The payment flows are usually netted against each other, with the difference being paid by one party to the other. The fund settles accrued net interest receivable or payable under the swap contracts at specified, future intervals.

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The following table details how the funds used interest rate swap contracts during the year ended August 31, 2018. In addition, the table summarizes the range of notional contract amounts held by the funds, as measured at each quarter end:

Fund	Reason	USD Notional range
Global Bond Fund	To manage duration, manage against anticipated interest rate changes, and as a substitute for securities purchased.	$754.7 million to $881.0 million
Real Return Bond Fund	To manage duration, manage against anticipated interest rate changes, and gain exposure to treasuries market.	$423.2 million to $579.2 million
Total Return Fund	To manage duration, manage against anticipated interest rate changes, and as a substitute for securities purchased.	$246.3 million to $1.2 billion

Credit default swaps. Credit default swaps (CDS) involve the exchange of a fixed rate premium (paid by the Buyer), for protection against the loss in value of an underlying debt instrument, referenced entity or index, in the event of a defined credit event (such as payment default or bankruptcy). Under the terms of the swap, one party acts as a “guarantor” (the Seller), receiving the premium and agreeing to contingent payments that are specified within the credit default agreement. The fund may enter into CDS in which it may act as either Buyer or Seller. By acting as the Seller, the fund may incur economic leverage since it would be obligated to pay the Buyer the notional amount of the contract in the event of a default. The amount of loss in such case could be significant, but would typically be reduced by any recovery value on the underlying credit.

Credit default swaps — Buyer

The following table details how the funds used credit default swap contracts as a buyer of protection during the year ended August 31, 2018. In addition, the table summarizes the range of notional contract amounts held by the funds, as measured at each quarter end:

Fund	Reason	USD Notional range
Global Bond Fund	To manage against potential credit events, gain exposure to a credit index and as a substitute for securities purchased.	$33.8 million to $54.8 million
High Yield Fund	To manage against potential credit events.	Up to $10.3 million
Real Return Bond Fund	To manage against potential credit events and, gain exposure to a credit index.	$25.1 million to $42.3 million

Credit default swaps — Seller

Implied credit spreads are utilized in determining the market value of CDS agreements in which the fund is the Seller at period end. The implied credit spread generally represents the yield of the instrument above a credit-risk free rate, such as the U.S. Treasury Bond Yield, and may include upfront payments required to be made to enter into the agreement. It also serves as an indicator of the current status of the payment/performance risk and represents the likelihood or risk of default for the credit derivative. Wider credit spreads represent a deterioration of the referenced entity’s creditworthiness and an increased risk of default or other credit event occurring as defined under the terms of the agreement.

For CDS agreements where implied credit spreads are not reported or available, the average credit rating on the underlying index is shown. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s creditworthiness and a greater likelihood of a credit event occurring. This is also represented by a decrease in the average credit rating of the underlying index. The maximum potential amount of future payments (undiscounted) that a fund as the Seller could be required to make under any CDS agreement equals the notional amount of the agreement.

The following table details how the funds used credit default swap contracts as a seller of protection during the year ended August 31, 2018. In addition, the table summarizes the range of notional contract amounts held by the funds, as measured at each quarter end:

Fund	Reason	USD Notional range
Global Bond Fund	To take a long position in the exposure of the benchmark credit, gain exposure to a credit index and as a substitute for securities purchased.	$4.6 million to $11.6 million
High Yield Fund	To take a long position in the exposure of the benchmark credit.	Up to $1.8 million
Real Return Bond Fund	To take a long position in the exposure of the benchmark credit, gain exposure to a credit index and as a substitute for securities purchased.	$14.3 million to $16.8 million
Total Return Fund	To take a long position in exposure of the benchmark credit and gain exposure to a credit index.	$90.3 million to $377.5 million

Currency Swaps. A currency swap is an agreement between a fund and a counterparty to exchange cash flows based on the notional difference among two or more currencies.

The following table details how the funds used currency swaps during the year ended August 31, 2018. In addition, the table summarizes the range of notional contract amounts held by the funds, as measured at each quarter-end:

Fund	Reason	USD Notional range
Global Bond Fund	To manage against anticipated currency exchange rate changes, maintain diversity, and as a substitute for securities purchased.	$2.3 million to $55.7 million

Inflation Swaps. In an inflation swap, one party pays a fixed rate on a notional principal amount while the other party pays a floating rate linked to an inflation index on that same notional amount. The party paying the floating rate pays the inflation adjusted rate multiplied by the notional principal amount. If the average inflation rate over the term of the swap is the same as the fixed rate of the swap, the two legs will have the same value and the swap will break even.

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The following table details how the funds used inflation swaps during the year ended August 31, 2018. In addition, the table summarizes the range of notional contract amounts held by the funds, as measured at each quarter-end:

Fund	Reason	USD Notional range
Real Return Bond Fund	To take a position on current versus future inflation expectations.	$119.0 million to $211.8 million

Total Return Swaps. The funds may enter into total return swap contracts to obtain synthetic exposure to a specific reference asset or index without owning, taking physical custody of, or short selling the underlying assets. Total return swaps are commitments where one party pays a fixed or variable rate premium (the Buyer) in exchange for a market-linked return (the Seller). The Seller pays the total return of a specific reference asset or index and in return receives interest payments from the Buyer To the extent the total return of the underlying asset or index exceeds or falls short of the offsetting interest rate obligation, the Buyer will receive or make a payment to the Seller. The fund may enter into total return swaps in which it may act as either the Buyer or the Seller. Total return swap contracts are subject to the risk associated with the investment in the underlying reference asset or index. The risk in the case of short total return swap contracts is unlimited based on the potential for unlimited increases in the market value of the underlying reference asset or index.

The following table details how the funds used total return swaps during the year ended August 31, 2018. In addition, the table summarizes the range of notional contract amounts held by the funds, as measured at each quarter-end:

Fund	Reason	USD Notional range
Real Return Bond Fund	To gain exposure to treasuries markets and as a substitute for securities purchased. At August 31, 2018, there were no open total return swaps contracts.	Up to $12.6 million

Volatility Swaps. Volatility swap agreements involve two parties agreeing to exchange cash flows based on the measured volatility of a specified underlying asset. One party agrees to exchange a “fixed rate” or strike price payment for the “floating rate” or realized price volatility on the underlying asset with respect to the notional amount. At inception, the strike price is generally chosen such that the fair value of the swap is zero. At the maturity date, a net cash flow is exchanged, where the payoff amount is equivalent to the difference between the realized price volatility of the underlying asset and the strike price multiplied by the notional amount. As a receiver of the realized price volatility, a fund would receive the payoff amount when the realized price volatility of the underlying asset is greater than the strike price and would owe the payoff amount when the price volatility is less than the strike price. As a payer of the realized price volatility a fund would owe the payoff amount when the realized price volatility of the underlying asset is greater than the strike price and would receive the payoff amount when the volatility is less than the strike price. Payments on volatility swaps will be greater if they are based upon the mathematical square of volatility (which is referred to as “variance”). This type of volatility swap is referred to as a variance swap.

The following table details how the funds used volatility swaps during the year ended August 31, 2018. In addition, the table summarizes the range of notional contract amounts held by the funds, as measured at each quarter-end:

Fund	Reason	USD Notional range
Global Bond Fund	To gain direct exposure to the volatility of an asset. At August 31, 2018, there were no open volatility swaps contracts.	Up to $18,000

Fair value of derivative instruments by risk category

The table below summarizes the fair value of derivatives held by the funds at August 31, 2018 by risk category:

Fund	Risk	Statements of assets and liabilities location	Financial Instruments Location	Asset Derivatives Fair Value	Liability Derivatives Fair Value
Asia Pacific Total Return Bond Fund	Foreign currency	Unrealized appreciation/depreciation on forward foreign currency contracts	Forward foreign currency contracts	$204,938	—
				$204,938	—
Global Bond Fund	Interest rate	Receivable/payable for futures	Futures†	$322,549	($296,621)
	Foreign currency	Unrealized appreciation/ depreciation on forward foreign currency contracts	Forward foreign currency contracts	2,703,650	(2,719,686)
	Foreign currency	Unaffiliated investments, at value*	Purchased options	78,251	—
	Interest rate	Unaffiliated investments, at value*	Purchased options	4,951	—
	Credit	Written Options, at Value	Written options	—	(4,288)
	Foreign currency	Written options, at value	Written options	—	(100,722)
	Interest rate	Written options, at value	Written options	—	(2,816)
	Credit	Swap contracts, at value	Credit default swapsˆ	162,154	(809,781)
	Foreign currency	Swap contracts, at value	Currency swapsˆ	120,346	—
	Interest rate	Swap contracts, at value	Interest rate swapsˆ	5,929,409	(1,464,050)
				$9,321,310	($5,397,964)
High Yield Fund	Interest rate	Receivable/payable for futures	Futures†	$5,734	($18,115)
	Foreign currency	Unrealized appreciation/depreciation on forward foreign currency contracts	Forward foreign currency contracts	59,398	(79,553)
	Credit	Swap contracts, at value	Credit default swapsˆ	13,588	(1,822)
				$78,720	($99,490)

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Fund	Risk	Statements of assets and liabilities location	Financial Instruments Location	Asset Derivatives Fair Value	Liability Derivatives Fair Value
Real Return Bond Fund	Interest rate	Receivable/payable for futures	Futures†	$167,218	($253,172)
	Foreign currency	Unrealized appreciation/ depreciation on forward foreign currency contracts	Forward foreign currency contracts	2,045,772	(620,748)
	Credit	Written options, at value	Written options	—	(17,392)
	Foreign currency	Written options, at value	Written options	—	(117,543)
	Interest rate	Written options, at value	Written options	—	(273,121)
	Credit	Swap contracts, at value	Credit default swapsˆ	65,260	(1,062,953)
	Interest rate	Swap contracts, at value	Inflation swapsˆ	1,377,321	(1,858,746)
	Interest rate	Swap contracts, at value	Interest rate swapsˆ	5,979,792	(1,244,824)
				$9,635,363	($5,448,499)
Total Return Fund	Interest rate	Receivable/payable for futures	Futures†	$512,918	($2,276,479)
	Foreign currency	Unrealized appreciation/ depreciation on forward foreign currency contracts	Forward foreign currency contracts	13,044,989	(5,338,260)
	Interest rate	Unaffiliated investments, at value*	Purchased options	657,965	—
	Interest rate	Written options, at value	Written options	—	(822,793)
	Foreign currency	Written options, at value	Written options	—	(273,135)
	Interest rate	Swap contracts, at value	Interest rate swapsˆ	11,966,097	(5,176,761)
	Credit	Swap contracts, at value	Credit default swapsˆ	1,343,076	(1,208,501)
				$27,525,045	($15,095,929)
†	Reflects cumulative appreciation/depreciation on futures as disclosed in the Portfolio of investments. Only the year end variation margin is separately disclosed on the Statements of assets and liabilities.
*	Purchased options are included in the Portfolio of investments
ˆ	Reflects cumulative value of swap contracts. Receivable/Payable for centrally cleared swaps, which includes value and margin, and swap contracts at value, which represents OTC swaps, are shown separately on the Statements of assets and liabilities.

For financial reporting purposes, the funds do not offset OTC derivative assets or liabilities that are subject to master netting arrangements, as defined by the ISDAs, in the Statements of assets and liabilities. In the event of default by the counterparty or a termination of the agreement, the ISDA allows an offset of amounts across the various transactions between the funds and the applicable counterparty.

OTC Financial Instruments	Asset	Liability
Global Bond Fund
Credit default swaps	$6,223	($244,189)
Currency swaps	120,346	—
Forward foreign currency contracts	2,703,650	(2,719,686)
Interest rate swaps	11,156	—
Purchased options	78,251	—
Written options	—	(107,826)
Totals	$2,919,626	($3,071,701)

Counterparty	Total Market Value of OTC Derivatives	Collateral Posted by Counterparty	Collateral Posted by Fund	Net Exposure
Global Bond Fund
Bank of America, N.A.	$100,134	—	—	$100,134
Barclays Capital PLC	(112,390)	—	—	(112,390)
BNP Paribas SA	7,733	—	—	7,733
Citibank N.A.	597,727	$597,727	—	—
Credit Suisse International	(25,044)	—	—	(25,044)
Deutsche Bank AG	(3,002)	—	—	(3,002)
Goldman Sachs Bank USA	20,373	—	—	20,373
Goldman Sachs International	(53,149)	—	—	(53,149)
HSBC Bank USA	263,583	260,000	—	3,583
JPMorgan Chase Bank, N.A.	(82,525)	—	$71,768	(10,757)
Morgan Stanley Bank, N.A.	(24,734)	—	—	(24,734)
Natwest Markets PLC	3,856	—	—	3,856
Nomura Global Financial Products, Inc.	(30,539)	—	—	(30,539)
Royal Bank of Canada	32,535	10,000	—	22,535
Royal Bank of Scotland PLC	69,581	—	—	69,581
Standard Chartered Bank London	(815,699)	—	815,699	—
UBS AG	(100,515)	—	81,849	(18,666)
Totals	($152,075)	$867,727	$969,316	($50,486)

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Effect of derivative instruments on the Statements of operations

The table below summarizes the net realized gain (loss) included in the net increase (decrease) in net assets from operations, classified by derivative instrument and risk category, for the year ended August 31, 2018:

	Statements of operations Location—Net realized gain (loss) on:
Fund	Risk	Unaffiliated Investments and Foreign Currency Transactions[1]	Futures Contracts	Forward Foreign Currency Contracts	Written Options	Swap Contracts	Total
Asia Pacific Total Return Bond Fund	Foreign currency	—	—	$1,335,649	—	—	$1,335,649
	Interest rate	—	$4,950,061	—	—	—	4,950,061
		—	$4,950,061	$1,335,649	—	—	$6,285,710
Global Bond Fund	Credit	—	—	—	$20,790	($1,290,468)	($1,269,678)
	Foreign currency	$26,553	—	($4,481,636)	363,370	6,753,458	2,661,745
	Interest rate	(198,525)	($2,775,489)	—	162,590	3,291,709	480,285
		($171,972)	($2,775,489)	($4,481,636)	$546,750	$8,754,699	$1,872,352
High Yield Fund	Credit	—	—	—	$80,520	($360,535)	($280,015)
	Foreign currency	—	—	($98,318)	—	—	(98,318)
	Interest rate	—	($551,165)	—	—	—	(551,165)
		—	($551,165)	($98,318)	$80,520	($360,535)	(929,498)
Real Return Bond Fund	Credit	—	—	—	$1,205,600	($1,503,486)	($297,886)
	Foreign currency	$19,413	—	$2,386,106	102,855	—	2,508,374
	Interest rate	(318,834)	($883,595)	—	1,055,696	3,161,436	3,014,703
		($299,421)	($883,595)	$2,386,106	$2,364,151	$1,657,950	$5,225,191
Total Return Fund	Credit	($8,250)	—	—	$126,333	$1,818,068	$1,936,151
	Foreign currency	(53,389)	—	($14,748,202)	3,770,122	—	(11,031,469)
	Interest rate	(21,406)	(24,838,488)	—	2,730,428	2,053,626	(20,075,840)
		($83,045)	($24,838,488)	($14,748,202)	$6,626,883	$3,871,694	($29,171,158)

1	Realized gain/loss associated with purchased options is included in this caption on the Statements of operations.

The table below summarizes the net change in unrealized appreciation (depreciation) included in the net increase (decrease) in net assets from operations, classified by derivative instrument and risk category, for the year ended August 31, 2018:

	Statements of operations Location—Change in unrealized appreciation (depreciation) of:
Fund	Risk	Unaffiliated Investments and Foreign Currency Transactions[1]	Futures Contracts	Forward Foreign Currency Contracts	Written Options	Swap Contracts	Total
Asia Pacific Total Return Bond Fund	Interest rate	—	$304,059	—	—	—	$304,059
	Foreign currency	—	—	$197,579	—	—	197,579
		—	$304,059	$197,579	—	—	$501,638
Global Bond Fund	Credit	—	—	—	$14,084	$966,281	$980,365
	Foreign currency	($48,680)	—	$3,914,897	(112,402)	(2,559,137)	1,194,678
	Interest rate	234,082	($19,582)	—	(5,301)	2,509,538	2,718,737
		$185,402	($19,582)	$3,914,897	($103,619)	$916,682	$4,893,780
High Yield Fund	Credit	—	—	—	—	$23,324	$23,324
	Foreign currency	—	—	($150,674)	—	—	(150,674)
	Interest rate	—	($44,441)	—	—	—	(44,441)
		—	($44,441)	($150,674)	—	$23,324	($171,791)

Real Return Bond Fund	Credit	—	—	—	$48,924	$579,813	$628,737
	Foreign currency	—	—	$2,198,317	(29,093)	—	2,169,224
	Interest rate	$324,726	$210,931	—	(60,687)	3,017,345	3,492,315
		$324,726	$210,931	$2,198,317	($40,856)	$3,597,158	$6,290,276
Total Return Fund	Credit	—	—	—	—	$527,193	$527,193
	Foreign currency	—	—	$24,684,786	($554,643)	—	24,130,143
	Interest rate	$1,580,994	($2,120,784)	—	(2,068,531)	9,798,720	7,190,399
		$1,580,994	($2,120,784)	$24,684,786	($2,623,174)	$10,325,913	$31,847,735

1	Change in unrealized appreciation/depreciation associated with purchased options is included in this caption on the Statements of operations.

4.  GUARANTEES AND INDEMNIFICATIONS Under the Trust’s organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust, including the funds. Additionally, in the normal course of business, the Trust enters into contracts with service providers that contain general indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust that have not yet occurred. The risk of material loss from such claims is considered remote.

5.  FEES AND TRANSACTIONS WITH AFFILIATES John Hancock Advisers, LLC (the Advisor) serves as investment advisor for the fund. John Hancock Funds, LLC (the Distributor), an affiliate of the Advisor, serves as principal underwriter of the fund. The Advisor and the Distributor are indirect, wholly owned subsidiaries of MFC.

Management fee. The funds have an investment management agreement with the Advisor under which the funds pay a monthly management fee to the Advisor equivalent on an annual basis as detailed below. Aggregate net assets generally include the net assets of the funds and the net assets of a similar fund of John Hancock

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Variable Insurance Trust (JHVIT), unless otherwise noted below. JHVIT funds are advised by an affiliate of the Advisor, John Hancock Investment Management Services, LLC, and are distributed by an affiliate of the Advisor, John Hancock Distributors, LLC.

•	Asia Pacific Total Return Bond Fund — a) 0.725% of the first $250 million of average net assets; b) 0.700% of the next 250 million of average net assets and c) 0.600% of the excess over $500 million of average net assets.

•	Core Bond Fund — Effective July 1, 2018, management fees are: a) 0.690% of the first $200 million of aggregate net assets; b) 0.640% of the next $200 million of aggregate net assets; and c) 0.570% of the next $600 million of aggregate net assets.; d) 0.560% of the next $1 billion of average net assets; and e) 0.550% of the excess over $2 billion of aggregate net assets. Prior to July 1, 2018, management fees were: a) 0.690% of the first $200 million of aggregate net assets; b) 0.640% of the next $200 million of aggregate net assets; and c) 0.570% of the excess over $400 million of aggregate net assets.

•	Global Bond Fund— a) 0.700% of the first $1 billion of aggregate net assets and b) 0.650% of the excess over $1 billion of aggregate net assets.

•	High Yield Fund — a) 0.700% of the first $500 million of aggregate net assets and b) 0.650% of the excess over $500 million of aggregate net assets.

•	Real Return Bond Fund — Effective July 1, 2018, management fees are: a) 0.700% of the first $1 billion of average net assets; b) 0.650% of the next $1 billion of aggregate net assets; and c) 0.625% of the excess over $2 billion of average net assets. Prior to July 1, 2018, management fees were: a) 0.700% of the first $1 billion of average net assets; and b) 0.650% of the excess over $1 billion of average net assets.

•	Short Term Government Income Fund — a) 0.570% of the first $250 million of aggregate net assets; and b) 0.550% of the excess over $250 million of aggregate net assets.

•	Total Return Fund — a) 0.700% of the first $1 billion of average net assets; and b) 0.650% of the excess over $1 billion of average net assets.

•	U.S. High Yield Bond Fund — a) 0.750% of the first $200 million of average net assets and b) 0.720% of the excess over $200 million of average net assets.

The organizations described below act as the subadvisors to the Trust and its funds pursuant to Subadvisory Agreements with the Advisor. Fund management is allocated among the following managers:

Fund	Subadvisor
Asia Pacific Total Return Bond Fund	John Hancock Asset Management a division of Manulife Asset Management (US) LLC[1,2]
Short Term Government Income Fund
Global Bond Fund	Pacific Investment Management Company LLC
Real Return Bond Fund
Total Return Fund
Core Bond Fund	Wells Capital Management, Incorporated
U.S. High Yield Bond Fund
High Yield Fund	Western Asset Management Company

1  An affiliate of the Advisor.
2  Manulife Asset Management (US) LLC is doing business as John Hancock Asset Management.

The funds are not responsible for payment of the subadvisory fees.

Expense reimbursements. The Advisor has voluntarily agreed to waive a portion of its management fee if certain expenses of the respective funds exceed the percentage of average net assets as detailed below. Expenses excluded from this waiver are taxes, brokerage commissions, interest expense, litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the funds’ business, management fees, class specific expenses, acquired fund fees and short dividends. This expense reduction will continue in effect until terminated by the Advisor.

Fund	Expense limitation as a percentage of average net assets
Asia Pacific Total Return Bond Fund	0.15%
Core Bond Fund	0.15%
Global Bond Fund	0.15%
High Yield Fund	0.15%
Real Return Bond Fund	0.15%
Short Term Government Income Fund	0.15%
Total Return Fund	0.15%
U.S. High Yield Bond Fund	0.15%

The Advisor has contractually agreed to waive a portion of its management fee and/or reimburse expenses for certain funds of the John Hancock group of funds complex, including the funds (the participating portfolios). This waiver is based upon aggregate net assets of all the participating portfolios. The amount of the reimbursement is calculated daily and allocated among all the participating portfolios in proportion to the daily net assets of each fund. During the year ended August 31, 2018, this waiver amounted to 0.01% of each fund’s average net assets. This agreement expires on June 30, 2020, unless renewed by mutual agreement of the funds and the Advisor based upon a determination that this is appropriate under the circumstances at that time.

The Advisor had voluntarily agreed to reduce its management fee that would be payable by Total Return Fund (after giving effect to asset-based breakpoints) by 0.09% of Total Return Fund’s average daily net assets. The advisor may terminate this voluntary waiver at any time upon notice to the fund.

The Advisor has voluntarily agreed to waive its management fee on Short Term Government Income Fund so that the amount retained by the Advisor after payment of the subadvisory fees for the fund does not exceed 0.02% of the fund’s average net assets. This voluntary expense reimbursement may be terminated at any time by the Advisor on notice to the fund.

Prior to January 1, 2018, the Advisor had contractually agreed to reduce its management fee on Total Return Fund by 0.025% on aggregate net assets of the fund and another fund that equals or exceeds $3 billion.

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For the year ended August 31, 2018, the waivers under these agreements amounted to:

Expense Reimbursement by Class
Fund	Class 1	Class NAV	Total
Asia Pacific Total Return Bond Fund	—	$31,375	$31,375
Core Bond Fund	$14,795	136,316	151,111
Global Bond Fund	4,597	20,362	24,959
High Yield Fund	26,176	12,156	38,332
Real Return Bond Fund	6,323	102,392	108,715
Short Term Government Income Fund	—	104,973	104,973
Total Return Fund	—	1,882,776	1,882,776
U.S. High Yield Bond Fund	6,765	17,493	24,258

Expenses waived or reimbursed in the current fiscal period are not subject to recapture in future fiscal periods.

The net investment management fees incurred for the year ended August 31, 2018, including the impact of waivers and reimbursements were equivalent to an annual net effective rate of the funds’ average net assets as follows:

Fund	Annual Effective Rate
Asia Pacific Total Return Bond Fund	0.71%
Core Bond Fund	0.57%
Global Bond Fund	0.69%
High Yield Fund	0.68%
Real Return Bond Fund	0.68%
Short Term Government Income Fund	0.53%
Total Return Fund	0.59%
U.S. High Yield Bond Fund	0.73%

Accounting and legal services. Pursuant to a service agreement, the funds reimburse the Advisor for all expenses associated with providing the administrative, financial, legal, compliance, accounting and recordkeeping services to the fund, including the preparation of all tax returns, periodic reports to shareholders and regulatory reports, among other services. These expenses are allocated to each share class based on its relative net assets at the time the expense was incurred. These accounting and legal services fees incurred for the year ended August 31, 2018 amounted to an annual rate of 0.01% of the fund’s average daily net assets.

Distribution and service plans. Certain funds have a distribution agreement with the Distributor. The funds have adopted distribution and service plans with respect to Class 1 shares pursuant to Rule 12b-1 under the 1940 Act, to pay the Distributor for services provided as the distributor of shares of the fund. The funds may pay up to the 0.05% of distribution and service fees under these arrangements, expressed as an annual percentage of average daily net assets for each class of the fund’s shares.

Trustee expenses. The funds compensate each Trustee who is not an employee of the Advisor or its affiliates. The costs of paying Trustee compensation and expenses are allocated to the funds based on their net assets relative to other funds within the John Hancock group of funds complex.

6.  FUND SHARE TRANSACTIONS Transactions in funds shares for the years ended August 31, 2018 and 2017 were as follows:

Asia Pacific Total Return Bond Fund	Year ended 8/31/18		Year ended 8/31/17
	Shares	Amount	Shares	Amount
Class NAV shares
Sold	1,084,203	$10,489,646	981,530	$9,237,152
Distributions reinvested	846,601	8,195,100	658,622	6,046,154
Repurchased	(3,909,780)	(37,788,503)	(5,359,077)	(51,300,477)
Total net decrease	(1,978,976)	($19,103,757)	(3,718,925)	($36,017,171)

Core Bond Fund	Year ended 8/31/18		Year ended 8/31/17
	Shares	Amount	Shares	Amount
Class 1 shares
Sold	1,331,359	$17,027,903	1,314,395	$17,163,497
Distributions reinvested	304,362	3,900,050	455,450	5,884,156
Repurchased	(3,355,158)	(42,842,768)	(3,648,836)	(47,941,451)
Net decrease	(1,719,437)	($21,914,815)	(1,878,991)	($24,893,798)
Class NAV shares
Sold	10,104,987	$130,032,752	38,425,686	$495,693,933
Distributions reinvested	2,840,192	36,310,504	3,066,036	39,561,389
Repurchased	(13,465,225)	(171,204,691)	(9,466,222)	(123,236,261)
Net increase (decrease)	(520,046)	($4,861,435)	32,025,500	$412,019,061
Total net increase (decrease)	(2,239,483)	($26,776,250)	30,146,509	$387,125,263

Global Bond Fund	Year ended 8/31/18		Year ended 8/31/17
	Shares	Amount	Shares	Amount
Class 1 shares
Sold	567,963	$7,276,765	643,942	$8,078,107
Distributions reinvested	—	—	148,423	1,736,553
Repurchased	(1,225,796)	(15,709,222)	(1,207,409)	(14,825,869)
Net decrease	(657,833)	($8,432,457)	(415,044)	($5,011,209)
Class NAV shares
Sold	768,957	$9,820,605	3,534,891	$43,599,825
Distributions reinvested	8,888	113,062	1,086,978	12,695,899
Repurchased	(2,483,670)	(32,017,372)	(18,068,625)	(224,234,563)
Net decrease	(1,705,825)	($22,083,705)	(13,446,756)	($167,938,839)
Total net decrease	(2,363,658)	($30,516,162)	(13,861,800)	($172,950,048)

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FUND SHARE TRANSACTIONS, CONTINUED

High Yield Bond Fund	Year ended 8/31/18		Year ended 8/31/17
	Shares	Amount	Shares	Amount
Class 1 shares
Sold	1,341,544	$10,994,041	3,736,526	$30,704,413
Distributions reinvested	2,262,482	18,406,783	2,695,553	21,922,361
Repurchased	(9,866,536)	(80,838,742)	(7,633,154)	(62,813,354)
Net decrease	(6,262,510)	($51,437,918)	(1,201,075)	($10,186,580)
Class NAV shares
Sold	362,603	$2,944,417	227,495	$1,864,515
Distributions reinvested	1,078,097	8,659,212	1,342,159	10,784,173
Repurchased	(2,480,913)	(19,962,218)	(6,544,181)	(53,211,118)
Net decrease	(1,040,213)	($8,358,589)	(4,974,527)	($40,562,430)
Total net decrease	(7,302,723)	($59,796,507)	(6,175,602)	($50,749,010)

Real Return Bond Fund	Year ended 8/31/18		Year ended 8/31/17
	Shares	Amount	Shares	Amount
Class 1 shares
Sold	833,819	$9,282,952	979,496	$11,037,543
Distributions reinvested	176,066	1,953,893	183,443	2,061,080
Repurchased	(1,362,660)	(15,182,351)	(1,442,850)	(16,206,386)
Net decrease	(352,775)	($3,945,506)	(279,911)	($3,107,763)
Class NAV shares
Sold	13,824,409	$153,507,919	28,360,613	$313,876,707
Distributions reinvested	2,983,590	32,685,071	2,283,164	25,314,134
Repurchased	(12,493,239)	(136,835,097)	(8,040,145)	(89,769,365)
Net increase	4,314,760	$49,357,893	22,603,632	$249,421,476
Total net increase	3,961,985	$45,412,387	22,323,721	$246,313,713

Short Term Government Income Fund	Year ended 8/31/18		Year ended 8/31/17
	Shares	Amount	Shares	Amount
Class NAV shares
Sold	16,451,370	$154,959,469	7,051,017	$66,939,039
Distributions reinvested	525,773	4,912,447	406,858	3,871,626
Repurchased	(5,552,910)	(51,729,238)	(10,943,615)	(105,318,061)
Total net increase (decrease)	11,424,233	$108,142,678	(3,485,740)	($34,507,396)

Total Return Fund	Year ended 8/31/18		Year ended 8/31/17
	Shares	Amount	Shares	Amount
Class NAV shares
Sold	9,524,319	$129,605,932	32,956,952	$443,939,904
Distributions reinvested	4,519,642	60,808,773	3,746,966	50,272,553
Repurchased	(16,498,640)	(219,625,110)	(14,150,516)	(191,958,586)
Total net increase (decrease)	(2,454,679)	($29,210,405)	22,553,402	$302,253,871

U.S. High Yield Bond Fund	Year ended 8/31/18		Year ended 8/31/17
	Shares	Amount	Shares	Amount
Class 1 shares
Sold	897,426	$10,163,442	1,726,441	$19,399,330
Distributions reinvested	375,076	4,205,135	441,814	4,908,055
Repurchased	(1,959,087)	(22,100,277)	(1,973,297)	(22,222,700)
Net increase (decrease)	(686,585)	($7,731,700)	194,958	$2,084,685

Class NAV shares
Sold	372,162	$4,214,066	209,497	$2,366,810
Distributions reinvested	977,334	10,944,667	1,281,698	14,210,317
Repurchased	(2,397,799)	(26,854,860)	(8,180,801)	(91,335,321)
Net decrease	(1,048,303)	($11,696,127)	(6,689,606)	($74,758,194)
Total net decrease	(1,734,888)	($19,427,827)	(6,494,648)	($72,673,509)

Affiliates of the funds owned 100% of shares of Class 1 and Class NAV, on August 31, 2018 with the exception of Core Bond Fund were affiliates owned 66.1% of shares of Class NAV. Such concentration of shareholders’ capital could have a material effect on the fund if such shareholders redeem from the fund.

7.  PURCHASE AND SALE OF SECURITIES Purchases and sales of securities, other than short-term securities, are aggregated below for the year ended August 31, 2018.

	Purchases		Sales and maturities
Fund	U.S. Government	Other Issuers	U.S. Government	Other Issuers
Asia Pacific Total Return Bond Fund	$22,029,648	$242,138,264	$27,915,664	$277,837,322
Core Bond Fund	3,225,765,645	2,079,954,939	3,354,505,973	1,907,526,379
Global Bond Fund	30,017,681	82,000,386	19,000,249	113,771,901
High Yield Fund	—	269,742,976	—	330,506,487
Real Return Bond Fund	541,614,122	187,385,610	621,646,440	166,036,992
Short Term Government Income Fund	66,446,246	113,039,320	31,974,242	41,166,461
Total Return Fund	183,767,120	1,121,581,525	224,036,576	809,901,209
U.S. High Yield Bond Fund	—	145,450,513	—	163,591,006

112

8.  INDUSTRY OR SECTOR RISK Certain funds generally invest a large percentage of its assets in one or more particular industries or sectors of the economy. If a large percentage of the fund’s assets are economically tied to a single or small number of industries or sectors of the economy, the fund will be less diversified than a more broadly diversified fund, and it may cause the fund to underperform if that industry or sector underperforms. In addition, focusing on a particular industry or sector may make the fund’s NAV more volatile. Further, a fund that invests in particular industries or sectors is particularly susceptible to the impact of market, economic, regulatory and other factors affecting those industries or sectors. Financial services companies can be hurt by economic declines, changes in interest rates regulatory and market impacts.

9.  INVESTMENT BY AFFILIATED FUNDS Certain investors in the fund are affiliated funds that are managed by the Advisor and its affiliates. The affiliated funds do not invest in the fund for the purpose of exercising management or control; however, this investment may represent a significant portion of the fund’s net assets. The following funds had an affiliate ownership of 5% or more of the funds’ net assets:

Fund	Affiliated Concentration
Asia Pacific Total Return Bond Fund	100.0%
Core Bond Fund	59.8%
Global Bond Fund	81.8%
High Yield Fund	32.6%
Real Return Bond Fund	94.1%
Short Term Government Income Fund	100.0%
Total Return Fund	100.0%
U.S. High Yield Bond Fund	72.3%

10.  INVESTMENT IN AFFILIATED UNDERLYING FUNDS  Certain funds may invest in affiliated underlying funds that are managed by the Advisor and its affiliates. Information regarding the fund’s purchases and sales of the affiliated underlying funds as well as income and capital gains earned, if any, during the period is as follows:

					Dividends and distributions
Fund	Beginning share amount	Shares purchased	Shares sold	Ending share amount	Income distributions received	Capital gain distributions received	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Ending value
Core Bond Fund
John Hancock Collateral Trust*	73,398	661,478	(612,361)	122,515	—	—	($313)	$248	$1,225,895
High Yield Fund
John Hancock Collateral Trust*	1,386,782	4,874,309	(5,445,906)	815,185	—	—	($2,467)	$2,285	$8,156,823
U.S. High Yield Bond Fund
John Hancock Collateral Trust*	646,965	7,855,095	(7,569,268)	932,792	—	—	($873)	$2,851	$9,333,606

* Refer to the Securities lending note within Note 2 for details regarding these investments.

11.  INTERFUND TRADING  The funds are permitted to purchase or sell securities from or to certain other affiliated funds, as set forth in Rule 17a-7 of the 1940 Act, under specified conditions outlined in procedures adopted by the Board of Trustees of the Trust. The procedures have been designed to ensure that any purchase or sale of securities by the funds from or to another fund that is or could be considered an affiliate complies with Rule 17a-7 of the 1940 Act. Further, as defined under the procedures, each transaction is effected at the current market price. Pursuant to these procedures, for the year ended August 31, 2018 the funds engaged in securities purchases and sales with affiliated funds, some of which have different fiscal reporting periods, as follows:

Fund	Purchases	Sales
Global Bond Fund	$6,867,083	$1,276,749
Real Return Bond Fund	1,810,192	907,301
Total Return Fund	168,830,589	16,373,382
U.S. High Yield Bond Fund	9,667,195	1,923,625

12.  DIRECT PLACEMENT SECURITIES  The funds may hold private placement securities which are restricted as to resale and the fund has limited rights to registration under the Securities Act of 1933. Disposal may involve time-consuming negotiations and expenses, and prompt sale at an acceptable price may be difficult to achieve. The following table summarizes the direct placement securities held at August 31, 2018.

Fund	Issuer, Description	Original acquisition date	Acquisition cost	Beginning share amount	Ending share amount	Value as a percentage of portfolio’s net assets	Value as of 8-31-18
High Yield Fund	New Cotai, Inc., Class B	4/12/2013	$0	11	11	0.2%	$691,258

13.  OTHER MATTERS In or around May 2015, certain John Hancock Funds, including U.S. High Yield Bond Fund, were served with a complaint brought by the Motors Liquidation Avoidance Action Trust (the “Motors Trust”). The complaint seeks disgorgement of certain amounts paid to the Term Loan Lenders as holders of indebtedness issued by General Motors pursuant to a $1.5 billion term loan, dated as of November 29, 2006 (as amended, the “Term Loan”) and argues that because certain of the collateral securing the Term Loan was allegedly released, the Term Loan is undersecured. The total amount at issue for the U.S. High Yield Bond Fund is approximately $9.2 million. The John Hancock Funds have joined a group of defendants represented by the law firm Kasowitz, Benson, Torres & Friedman LLP (the “Joint Defense Group”), and, through counsel, have been vigorously defending the action. Additionally, the John Hancock Funds have brought cross-claims against JPMorgan Chase Bank N.A. (“JPMorgan”) related to JPMorgan’s actions as administrative agent of the Term Loan.

On December 12, 2017, the parties commenced mediation to try and extrapolate the Bankruptcy Court’s decision to each asset that may constitute the Term Loan Lenders’ remaining collateral. The trial on the value of the remaining collateral commenced on April 24, 2017, and closing arguments took place on June 5, 2017. The trial focused on 40 representative assets (the “Representative Assets”), to address, inter alia: (1) whether the Representative Assets are fixtures and thus constitute the Term Loan Lenders’ remaining col-lateral, and (2) the value of, and the valuation methodology that should apply in valuing, each of the Representative Assets. On September 26, 2017 the judge issued an opinion and on October 10, 2017, the plaintiffs filed a motion for permission to appeal the judge’s decision. On September 7, 2018, the District Court denied the plantiff’s request for an interlocutory appeal of judge’s ruling. The parties continue to negotiate through the mediation process.

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OTHER MATTERS, CONTINUED

The U.S. High Yield Bond Fund cannot predict the outcome of these proceedings. If the proceeding were to be decided in a manner adverse to the U.S. High Yield Bond Fund, or if the U.S. High Yield Bond Fund enters into a settlement agreement with the plaintiffs, depending upon the circumstances, the payment of such judgement or settlement could have an adverse effect on the U.S. High Yield Bond Fund’s net asset value.

14. NEW ACCOUNTING PRONOUNCEMENT   In March 2017, the Financial Accounting Standards Board issued Accounting Standards Update (ASU) 2017-08, Premium Amortization on Purchased Callable Debt Securities, which shortens the premium amortization period for purchased non-contingently callable debt securities. The standard is effective for annual periods beginning after December 15, 2018 and interim periods within those fiscal years. At this time, management is evaluating the impact of ASU 2017-08 to the funds.

114

John Hancock Funds II

Report of independent registered public accounting firm

To the Board of Trustees of John Hancock Funds II and Shareholders of John Hancock Asia Pacific Total Return Bond Fund, John Hancock Core Bond Fund, John Hancock Global Bond Fund, John Hancock High Yield Fund, John Hancock Real Return Bond Fund, John Hancock Short Term Government Income Fund, John Hancock Total Return Fund, and John Hancock U.S. High Yield Bond Fund.

Opinions on the Financial Statements

We have audited the accompanying statements of assets and liabilities, including the portfolio of investments, of each of the funds listed in the table below (eight of the funds constituting John Hancock Funds II, hereafter collectively referred to as the “Funds”) as of August 31, 2018, the related statements of operations, and for John Hancock Real Return Bond Fund, the statement of cash flows, the statements of changes in net assets, including the related notes, and the financial highlights for each of the periods listed in the table below (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds as of August 31, 2018, the results of each of their operations, and for John Hancock Real Return Bond Fund, its cash flows, the changes in each of their net assets, and each of the financial highlights for each of the periods listed in the table below in conformity with accounting principles generally accepted in the United States of America.

Individual fund comprising the John Hancock Funds II Trust	Statement of operations	Statement of cash flows*	Statements of changes in net assets	Financial Highlights
John Hancock Asia Pacific Total Return Bond Fund
John Hancock Core Bond Fund
John Hancock Global Bond Fund
John Hancock High Yield Fund
John Hancock Real Return Bond Fund
John Hancock Short Term Government Income Fund
John Hancock Total Return Fund
John Hancock U.S. High Yield Bond Fund
	For the year ended August 31, 2018	For the year ended August 31, 2018	For the years ended August 31, 2018 and 2017	For each of the five years in the period ended August 31, 2018

*	Statement of cash flows for the year ended August 31, 2018 is only applicable to John Hancock Real Return Bond Fund

Basis for Opinions

These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of August 31, 2018 by correspondence with the custodians, transfer agent, agent banks and brokers; when replies were not received from agent banks and brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinions.

/s/ PricewaterhouseCoopers LLP
Boston, Massachusetts
October 26, 2018

We have served as the auditor of one or more investment companies in the John Hancock group of funds since 1988.

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John Hancock Funds II

Federal tax information (Unaudited)

For federal income tax purposes, the following information is furnished with respect to the distributions of the funds, if any, paid during its taxable year ended August 31, 2018.

Dividend Received Deduction  The funds report the maximum amount allowable of their net taxable income as eligible for the corporate dividends-received deduction.

Qualified Dividend Income  The funds report the maximum amount allowable of their net taxable income as qualified dividend income as provided in the Jobs and Growth Tax Relief Reconciliation Act of 2003.

Foreign Tax Credit  The income derived from foreign sources and the amount the fund intends to pass through as foreign tax credits for Asia Pacific Total Return Bond Fund amounted to $16,185,166 and $925,158, respectively, for the year ended August 31, 2018.

Please consult a tax advisor regarding the tax consequences of your investment in the fund.

116

John Hancock Funds II

Evaluation of advisory and subadvisory agreements by the board of trustees

This section describes the evaluation by the Board of Trustees (the “Board”) of John Hancock Funds II (the “Trust”) of the Advisory Agreement (the “Advisory Agreement”) with John Hancock Advisers, LLC (the “Advisor”) and each of the Subadvisory Agreements (collectively, the “Subadvisory Agreements”) with respect to each of the portfolios of the Trust included in this report (the “Funds”). The Advisory Agreement and Subadvisory Agreements are collectively referred to as the Agreements. Prior to the June 18-21, 2018 in-person meeting at which the Agreements were approved, the Board also discussed and considered information regarding the proposed continuation of the Agreements at an in-person meeting held on May 29-31, 2018.

Approval of Advisory and Subadvisory Agreements

At in-person meetings held on June 18-21, 2018, the Board, including the Trustees who are not parties to any Agreement or considered to be interested persons of the Trust under the Investment Company Act of 1940, as amended (the “1940 Act”) (the “Independent Trustees”), reapproved for an annual period, the continuation of the Advisory Agreement between the Trust and the Advisor and the applicable Subadvisory Agreements between the Advisor and the investment subadvisors (each, a “Subadvisor” and collectively, the “Subadvisors”) with respect to each of the Funds identified below in Appendix A.

In considering the Advisory Agreement and the Subadvisory Agreements with respect to each Fund, the Board received in advance of the meetings a variety of materials relating to each Fund, the Advisor and each Subadvisor, including comparative performance, fee and expense information for peer groups of similar mutual funds prepared by an independent third-party provider of mutual fund data; performance information for the Funds’ benchmark indices; and, with respect to each Subadvisor, comparative performance information for comparably managed accounts, as applicable; and other information provided by the Advisor and the Subadvisors regarding the nature, extent and quality of services provided by the Advisor and the Subadvisors under their respective Agreements, as well as information regarding the Advisor’s revenues and costs of providing services to the Funds and any compensation paid to affiliates of the Advisor. At the meetings at which the renewal of the Advisory Agreement and Subadvisory Agreements are considered, particular focus is given to information concerning Fund performance, comparability of fees and total expenses, and profitability. However, the Board notes that the evaluation process with respect to the Advisor and the Subadvisors is an ongoing one. In this regard, the Board also took into account discussions with management and information provided to the Board (including its various committees) at prior meetings with respect to the services provided by the Advisor and the Subadvisors to the Funds, including quarterly performance reports prepared by management containing reviews of investment results, and prior presentations from the Subadvisors with respect to the Funds they manage. The information received and considered by the Board in connection with the May and June meetings and throughout the year was both written and oral. The Board noted the affiliation of certain of the Subadvisors with the Advisor, noting any potential conflicts of interest. The Board also considered the nature, quality, and extent of the services, if any, to be provided to the Funds by the Advisor’s affiliates, including distribution services. The Board considered the Advisory Agreement and the Subadvisory Agreement separately in the course of its review. In doing so, the Board noted the respective roles of the Advisor and Subadvisor in providing services to the Funds. In addition, although the Board approved the renewal of the Agreements for all the Funds at the June meeting, the Board considered each Fund separately.

Throughout the process, the Board asked questions of and requested additional information from management. The Board is assisted by counsel for the Trust and the Independent Trustees are also separately assisted by independent legal counsel throughout the process. The Independent Trustees also received a memorandum from their independent legal counsel discussing the legal standards for their consideration of the proposed continuation of the Agreements and discussed the proposed continuation of the Agreements in private sessions with their independent legal counsel at which no representatives of management were present.

Approval of Advisory Agreement

In approving the Advisory Agreement with respect to each Fund, the Board, including the Independent Trustees, considered a variety of factors, including those discussed below. The Board also considered other factors (including conditions and trends prevailing generally in the economy, the securities markets and the industry) and did not treat any single factor as determinative, and each Trustee may have attributed different weights to different factors. The Board’s conclusions may be based in part on its consideration of the advisory and subadvisory arrangements in prior years and on the Board’s ongoing regular review of Fund performance and operations throughout the year.

Nature, Extent and Quality of Services. Among the information received by the Board from the Advisor relating to the nature, extent and quality of services provided to the Funds, the Board reviewed information provided by the Advisor relating to its operations and personnel, descriptions of its organizational and management structure, and information regarding the Advisor’s compliance and regulatory history, including its Form ADV. The Board also noted that on a regular basis it receives and reviews information from the Trust’s Chief Compliance Officer (“CCO”) regarding the Funds’ compliance policies and procedures established pursuant to Rule 38a-1 under the 1940 Act. The Board observed that the scope of services provided by the Advisor, and of the undertakings required of the Advisor in connection with those services, including maintaining and monitoring its own and the fund’s compliance programs, risk management programs, liquidity management programs and cybersecurity programs, had expanded over time as a result of regulatory, market and other developments. The Board considered that the Advisor is responsible for the management of the day-to-day operations of the Funds, including but not limited to, general supervision of and coordination of the services provided by the Subadvisors, and is also responsible for monitoring and reviewing the activities of the Subadvisors and other third-party service providers. The Board also considered the significant risk assumed by the Advisor in connection with the services provided to the Funds including entrepreneurial risk in sponsoring new Funds and ongoing risks including investment, operational, enterprise, litigation, regulatory and compliance risks with respect to all Funds.

In considering the nature, extent and quality of the services provided by the Advisor, the Trustees also took into account their knowledge of the Advisor’s management and the quality of the performance of the Advisor’s duties, through Board meetings, discussions and reports during the preceding year and through each Trustee’s experience as a Trustee of the Trust and of the other trusts in the complex.

In the course of their deliberations regarding the Advisory Agreement, the Board considered, among other things:

(a)  the skills and competency with which the Advisor has in the past managed the Trust’s affairs and its subadvisory relationships, the Advisor’s oversight and monitoring of the Subadvisors’ investment performance and compliance programs, such as the Subadvisors’ compliance with fund policies and objectives, review of brokerage matters including with respect to trade allocation and best execution, and the Advisor’s timeliness in responding to performance issues;

(b)  the background, qualifications and skills of the Advisor’s personnel;

(c)  the Advisor’s compliance policies and procedures and its responsiveness to regulatory changes and fund industry developments;

(d)  the Advisor’s administrative capabilities, including its ability to supervise the other service providers for the Funds, as well as the Advisor’s oversight of any securities lending activity, its monitoring of class action litigation and collection of class action settlements on behalf of the fund, and bringing loss recovery actions on behalf of the fund;

(e)  the financial condition of the Advisor and whether it has the financial wherewithal to provide a high level and quality of services to the Funds;

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John Hancock Funds II

Evaluation of advisory and subadvisory agreements by the board of trustees

(f)  the Advisor’s initiative intended to improve various aspects of the Trust’s operations and investor experience with the Funds; and

(g)  the Advisor’s reputation and experience in serving as an investment adviser to the Trust and the benefit to shareholders of investing in funds that are part of a family of funds offering a variety of investments.

The Board concluded that the Advisor may reasonably be expected to continue to provide a high quality of services under the Advisory Agreement with respect to the Funds.

Investment Performance. In considering each Fund’s performance, the Board noted that it reviews at its regularly scheduled meetings information about the Funds’ performance results. In connection with the consideration of the Advisory Agreement, the Board:

(a)  reviewed information prepared by management regarding the Funds’ performance;

(b)  considered the comparative performance of each Fund’s respective benchmark;

(c)  considered the performance of comparable funds, if any, as included in the report prepared by an independent third-party provider of fund data; and

(d)  took into account the Advisor’s analysis of each Fund’s performance and its plans and recommendations regarding the Trust’s subadvisory arrangements generally and with respect to particular Funds.

The Board noted that while it found the data provided by the independent third-party generally useful it recognized its limitations, including in particular that the data may vary depending on the end date selected and that the results of the performance comparisons may vary depending on the selection of the peer group. The Board reviewed Fund performance against each Fund’s respective benchmarks and also concluded that the performance of each of the Funds has generally been in line with or generally outperformed the historical performance of comparable funds and/or each Fund’s respective benchmark, with certain exceptions noted in Appendix A. In such cases, the Board concluded that such performance is being monitored and reasonably addressed, where appropriate.

Fees and Expenses. The Board reviewed comparative information prepared by an independent third-party provider of mutual fund data including, among other data, each Fund’s contractual and net management fees (and subadvisory fees, to the extent available) and total expenses as compared to similarly situated investment companies deemed to be comparable to the Fund in light of the nature, extent and quality of the management and advisory and subadvisory services provided by the Advisor and the Subadvisor. The Board considered each Fund’s ranking within a smaller group of peer funds chosen by the independent third-party provider, as well as the Fund’s ranking within broader groups of funds. In comparing each Fund’s contractual and net management fees to that of comparable funds, the Board noted that such fees include both advisory and administrative costs.

The Board took into account management’s discussion of the fund’s expenses. The Board also took into account management’s discussion with respect to the overall management fee, the fees of the Subadvisor, including the amount of the advisory fee retained by the Advisor after payment of the subadvisory fee, in each case in light of the services rendered for those amounts and the risks undertaken by the Advisor. The Board also noted that the Advisor pays the subadvisory fees of the Funds, and that such fees are negotiated at arm’s length with respect to the unaffiliated Subadvisors. The Board also took into account that management had agreed to implement an overall fee waiver across the complex, which is discussed further below. The Board also noted management’s discussion of the Funds’ expenses, as well as any actions taken over the past several years to reduce the Funds’ operating expenses. The Board reviewed information provided by the Advisor concerning investment advisory fee charged by the Advisor or one of its advisory affiliates to other clients (including other funds in the complex) having similar investment mandates, if any. The Board considered any differences between the Advisor’s and each Subadvisor’s services to a Fund and the services they provide to other comparable clients or funds. The Board concluded that the advisory fee paid with respect to each of the Funds is reasonable in light of the nature, extent and quality of the services provided to the Funds under the Advisory Agreement.

Profitability/Fall out benefits. In considering the costs of the services to be provided and the profits to be realized by the Advisor and its affiliates (including the Subadvisors that are affiliated with the Advisor) from the Advisor’s relationship with the Trust, the Board:

(a)  reviewed financial information of the Advisor;

(b)  reviewed and considered information presented by the Advisor regarding the net profitability to the Advisor and its affiliates, of each Fund;

(c)  received and reviewed profitability information with respect to the John Hancock fund complex as a whole and with respect to each Fund;

(d)  received information with respect to the Advisor’s allocation methodologies used in preparing the profitability data and considered that the Advisor hired an independent third-party consultant to provide an analysis of the Advisor’s allocation methodologies;

(e)  considered that the John Hancock insurance companies that are affiliates of the Advisor, as shareholders of the Trust directly or through their separate accounts, receive certain tax credits or deductions relating to foreign taxes paid and dividends received by certain Funds of the Trust and noted that these tax benefits, which are not available to participants in qualified retirement plans under applicable income tax law, are reflected in the profitability analysis reviewed by the Board;

(f)  considered that the Advisor also provides administrative services to the Funds on a cost basis pursuant to an administrative services agreement;

(g)  noted that certain of the Funds’ Subadvisors are affiliates of the Advisor;

(h)  noted that affiliates of the Advisor provide transfer agency services and distribution services to the fund, and that the fund’s distributor also receives Rule 12b-1 payments to support distribution of the fund;

(i)  noted that the Advisor also derives reputational and other indirect benefits from providing advisory services to the Funds;

(j)  noted that the subadvisory fees for the Funds are paid by the Advisor and are negotiated at arms’ length with respect to the unaffiliated Subadvisors;

(k)  with respect to each Fund of the Funds, the Board noted that the advisory fee is in addition to the fees received by the Advisor and its affiliates with regard to the underlying portfolios in which each Fund of Funds may invest;

(l)  considered the Advisor’s ongoing costs and expenditures necessary to improve services, meet new regulatory and compliance requirements, and adapt to other challenges impacting the fund industry; and

(m)  considered that the Advisor should be entitled to earn a reasonable level of profits in exchange for the level of services it provides to the fund and the risks that it assumes as Advisor, including entrepreneurial, operational, reputational, litigation and regulatory risk.

Based upon its review, the Board concluded that the level of profitability, if any, of the Advisor and its affiliates (including any Subadvisors that are affiliated with the Advisor), from their relationship with each Fund was reasonable and not excessive.

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Economies of Scale. In considering the extent to which a Fund may realize any economies of scale and whether fee levels reflect these economies of scale for the benefit of Fund shareholders, the Board:

(a)  considered that the Advisor has contractually agreed to waive a portion of its management fee for certain funds of the John Hancock Fund Complex, including the fund (the participating portfolios) or otherwise reimburse the expenses of the participating portfolios (the reimbursement). This waiver is based upon aggregate net assets of all the participating portfolios. The amount of the reimbursement is calculated daily and allocated among all the participating portfolios in proportion to the daily net assets of each fund;

(b)  reviewed the fund’s advisory fee structure and concluded that: (i) the fund’s fee structure contains breakpoints at the subadvisory fee level and that such breakpoints are reflected as breakpoints in the advisory fees for the fund; and (ii) although economies of scale cannot be measured with precision, these arrangements permit shareholders of the fund to benefit from economies of scale if the fund grows. The Board also took into account management’s discussion of the fund’s advisory fee structure; and

(c)  considered the effect of the Funds’ growth in size on their performance and fees. The Board also noted that if the Funds’ assets increase over time, the Funds may realize other economies of scale.

Approval of Subadvisory Agreements

In making its determination with respect to approval of the Subadvisory Agreements, the Board reviewed:

(1)	information relating to each Subadvisor’s business, including current subadvisory services to the Trust (and other funds in the John Hancock family of funds);

(2)	the historical and current performance of each Fund and comparative performance information relating to the Fund’s benchmark and comparable funds;

(3)	the subadvisory fee for each Fund, and comparative fee information, where available, prepared by an independent third party provider of fund data; and

(4)	information relating to the nature and scope of any material relationships and their significance to the Trust’s Advisor and unaffiliated Subadvisors.

Nature, Extent and Quality of Services. With respect to the services provided by each of the Subadvisors with respect to each Fund, the Board received information provided to the Board by each Subadvisor, including each Subadvisor’s Form ADV, as well as took into account information presented throughout the past year. The Board considered each Subadvisor’s current level of staffing and its overall resources, as well as received information relating to a Subadvisor’s compensation program. The Board reviewed each Subadvisor’s history and investment experience, as well as information regarding the qualifications, background and responsibilities of each Subadvisor’s investment and compliance personnel who provide services to the Funds. The Board also considered, among other things, each Subadvisor’s compliance program and any disciplinary history. The Board also considered each Subadvisor’s risk assessment and monitoring process. The Board reviewed each Subadvisor’s regulatory history, including whether it was involved in any regulatory actions or investigations as well as material litigation, and any settlements and amelioratory actions undertaken, as appropriate. The Board noted that the Advisor conducts regular, periodic reviews of each Subadvisor and its operations, including regarding investment processes and organizational and staffing matters. The Board also noted that the CCO and his staff conduct regular, periodic compliance reviews with each of the Subadvisors and present reports to the Independent Trustees regarding the same, which includes evaluating the regulatory compliance systems of the Subadvisors and procedures reasonably designed by them to assure compliance with the federal securities laws. The Board also took into account the financial condition of each Subadvisor.

The Board considered each Subadvisor’s investment process and philosophy. The Board took into account that each Subadvisor’s responsibilities include the development and maintenance of an investment program for the applicable Fund that is consistent with the Fund’s investment objective, the selection of investment securities and the placement of orders for the purchase and sale of such securities, as well as the implementation of compliance controls related to performance of these services. The Board also received information with respect to each Subadvisor’s brokerage policies and practices, including with respect to best execution and soft dollars.

Subadvisor Compensation. In considering the cost of services to be provided by each Subadvisor and the profitability to that Subadvisor of its relationship with the Fund, the Board noted that the fees under the Subadvisory Agreements are paid by the Advisor and not the Funds. The Board also received information and took into account any other potential conflicts of interest the Advisor might have in connection with the Subadvisory Agreements. The Board also relied on the ability of the Advisor to negotiate each Subadvisory Agreement with Subadvisors that are not affiliated with the Advisor and the fees thereunder at arm’s length. As a result, the costs of the services to be provided and the profits to be realized by unaffiliated Subadvisors from their relationship with the Trust were not a material factor in the Board’s consideration of the Subadvisory Agreements.

The Board also received information regarding the nature and scope (including their significance to the Advisor and its affiliates and to unaffiliated Subadvisors) of any material relationships with respect to the unaffiliated Subadvisors, which include arrangements in which unaffiliated Subadvisors or their affiliates provide advisory, distribution or management services in connection with financial products sponsored by the Trust’s Advisor or its affiliates, and may include shares of the Trust, other registered investment companies, a 529 education savings plan, managed separate accounts and exempt group annuity contracts sold to qualified plans.

In addition, the Board considered other potential indirect benefits that the Subadvisors and their affiliates may receive from a Subadvisor’s relationship with the Fund, such as the opportunity to provide advisory services to additional funds in the John Hancock fund complex and reputational benefits.

Subadvisory Fees. The Board considered that the Fund pays an advisory fee to the Advisor and that, in turn, the Advisor pays subadvisory fees to each Subadvisor. As noted above, the Board also considered, if available, each Fund’s subadvisory fees as compared to similarly situated investment companies deemed to be comparable to the Fund as included in the report prepared by the independent third party provider of fund data, to the extent applicable. The Board also took into account the subadvisory fees paid by the Advisor to a Subadvisor with respect to the Funds to fees charged by each Fund’s Subadvisor to manage other subadvised portfolios and portfolios not subject to regulation under the 1940 Act, as applicable.

Subadvisor Performance. As noted above, the Board considered each Fund’s performance as compared to the Fund’s respective peer group and the benchmark index and noted that the Board reviews information about the Fund’s performance results at its regularly scheduled meetings. The Board noted the Advisor’s expertise and resources in monitoring the performance, investment style, and risk-adjusted performance of each Subadvisor. The Board was mindful of the Advisor’s focus on each Subadvisor’s performance. The Board also noted each Subadvisor’s long-term performance record for similar accounts, as applicable.

The Board’s decision to approve the Subadvisory Agreements with respect to each Fund was based on a number of determinations, including the following:

(1)	each Subadvisor has extensive experience and demonstrated skills as a manager;

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(2)	although not without variation, the performance of each Fund managed by a Subadvisor generally has been in line with or outperformed the historical performance of comparable funds and/or each Fund’s respective benchmark, with the exceptions noted in Appendix A (with respect to such exceptions, the Board concluded that performance is being monitored and reasonably addressed);

(3)	the subadvisory fees are reasonable in relation to the level and quality of services being provided under the Subadvisory Agreements; and

(4)	the subadvisory fees are paid by the Advisor and not the Funds, and that the fee structure for certain of the Funds contains breakpoints, certain breakpoints are reflected as breakpoints in the advisory fees for the Funds in order to permit shareholders to benefit from economies of scale if those Funds grow.

* * *

Based on the Board’s evaluation of all factors that the Board deemed to be material, including those factors described above, the Board, including the Independent Trustees, concluded that renewal of the Advisory Agreement and each of the Subadvisory Agreements with respect to each Fund would be in the best interest of each of the respective Funds and its shareholders. Accordingly, the Board, and the Independent Trustees voting separately, approved the Advisory Agreement and Subadvisory Agreements with respect to each Fund for an additional one-year period.

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Appendix A

Portfolio (subadvisors)	Performance of fund, as of 12.31.2017	Fees and expenses	Comments

Asia Pacific Total Return Bond Fund (Manulife Asset Management(United States))
Benchmark Index — The fund underperformed for the one-year period and outperformed for the three-year period.
Lipper Category — The fund underperformed the average for the one-year period and outperformed the average for the three-year period.

The Subadvisory fees for this fund are higher than the peer group median.
Net management fees for this fund are higher than the peer group median.
Total expenses for this fund are higher than the peer group median.

The Board took into account management’s discussion of the fund’s performance, including the favorable performance relative to the benchmark index and the peer group for the three-year period.
The Board took into account management’s discussion of the fund’s expenses.

Core Bond Fund (Wells Capital Management, Inc.)
Benchmark Index — The fund underperformed for the one-, three- and five-year periods and outperformed for the ten-year period.
Lipper Category — The fund underperformed the average for the one-, three- and five-year periods and outperformed the average for the ten-year period.

Subadvisory fee comparative data not provided due to limited size of Lipper peer group for this purpose.
Net management fees for this fund are higher than the peer group median.
Total expenses for this fund are lower than the peer group median.

The Board took into account management’s discussion of the fund’s performance, including the favorable performance relative to the benchmark index and the peer group for the ten-year period.
The Board took into account management’s discussion of the fund’s expenses.

Global Bond Fund (Pacific Investment Management Company, LLC)
Benchmark Index — The fund outperformed for the one-, three-, five- and ten-year periods.
Lipper category — The fund outperformed the average for the one-, three- and ten-year periods and underperformed the average for the five-year period.

Subadvisory fee comparative data not provided due to limited size of Lipper peer group for this purpose.
Net management fees for this fund are higher than the peer group median.
Total expenses for this fund are lower than the peer group median.

The Board took into account management’s discussion of the fund’s performance, including the favorable performance relative to the benchmark index for the one-, three-, five- and ten-year periods and to the peer group for the one-, three- and ten-year periods.
The Board took into account management’s discussion of the fund’s expenses.

High Yield Fund (Western Asset Management)
Benchmark Index — The fund outperformed for the one-year period and underperformed for the three-, five- and ten-year periods.
Lipper Category — The fund outperformed the average for the one-, three- and ten-year periods and underperformed the average for the five-year period.

Subadvisory fee comparative data not provided due to limited size of Lipper peer group for this purpose.
Net management fees for this fund are higher than the peer group median.
Total expenses for this fund are lower than the peer group median.

The Board took into account management’s discussion of the fund’s performance, including the favorable performance relative to the benchmark index for the one-year period and to the peer group for the one-, three- and ten-year periods.
The Board took into account management’s discussion of the fund’s expenses.

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Appendix A

Portfolio (subadvisors)	Performance of fund, as of 12.31.2017	Fees and expenses	Comments

Real Return Bond Fund (Pacific Investment Management Company, LLC)
Benchmark Index — The fund outperformed for the one-year period and underperformed for the three-, five- and ten-year periods.
Lipper Category — The fund outperformed the average for the one-, three- and ten-year periods and underperformed the average for the five-year period.

Subadvisory fee comparative data not provided due to limited size of Lipper peer group for this purpose.
Net management fees for this fund are higher than the peer group median.
Total expenses for this fund are higher than the peer group median.

The Board took into account management’s discussion of the fund’s performance, including the favorable performance relative to the benchmark index for the one-year period and to the peer group average for the one-, three- and ten-year periods.
The Board took into account management’s discussion of the fund’s expenses.

Short Term Government Income Fund (Manulife Asset Management (United States))
Benchmark Index — The fund underperformed for the one-, three- and five-year periods.
Lipper Category — The fund underperformed the average for the one- and three- year periods and was in line with the average for the five-year period.

Subadvisory fee comparative data not provided due to limited size of Lipper peer group for this purpose.
Net management fees for this fund are higher than the peer group median.
Total expenses for this fund are higher than the peer group median.

The Board took into account management’s discussion of the fund’s performance, including that the fund’s performance was equal to the peer group average for the five-year period.
The Board took into account management’s discussion of the fund’s expenses.

Total Return Fund (Pacific Investment Management Company, LLC)
Benchmark Index — The fund outperformed for the one-, three-, five- and ten-year periods.
Lipper Category — The fund outperformed the average for the one-, three- and ten-year periods and underperformed the average for the five-year period.

Subadvisory fee comparative data not provided due to limited size of Lipper peer group for this purpose.
Net management fees for this fund are higher than the peer group median.
Total expenses for this fund are higher than the peer group median

The Board took into account management’s discussion of the fund’s performance, including the favorable performance relative to the benchmark index for the one-, three-, five- and ten-year periods and to the peer group for the one-, three- and ten-year periods.
The Board took into account management’s discussion of the fund’s expenses.

U.S. High Yield Bond Fund (Wells Capital Management, Inc.)
Benchmark Index — The fund outperformed the average for the one-year period and underperformed the average for the three-, five- and ten-year periods.
Lipper Category — The fund outperformed the average for the one-, three-, five- and ten-year periods.

Subadvisory fee comparative data not provided due to limited size of Lipper peer group for this purpose.
Net management fees for this fund are higher than the peer group median.
Total expenses for this fund are lower than the peer group median

The Board took into account management’s discussion of the fund’s performance, including the favorable performance relative to the benchmark index for the one-year period and to the peer group for the one-, three-, five- and ten-year periods.
The Board took into account management’s discussion of the fund’s expenses.

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Trustees and officers information

This chart provides information about the Trustees and Officers of John Hancock Funds II who oversee your John Hancock funds. Officers elected by the Trustees manage the day-to-day operations of the Funds and execute policies formulated by the Trustees.

INDEPENDENT TRUSTEES

Name, Year of Birth	Position with the Trust[1]	Principal Occupation(s) and Other Directorships During Past Five Years
Hassell H. McClellan Born: 1945	Trustee (since 2005) and Chairperson of the Board (since 2017)
Director/Trustee, Virtus Funds (since 2008); Director, The Barnes Group (since 2010); Associate Professor, The Wallace E. Carroll School of Management, Boston College (retired 2013).

Trustee (since 2014) and Chairperson of the Board (since 2017), John Hancock Collateral Trust; Trustee (since 2015) and Chairperson of the Board (since 2017), John Hancock Exchange-Traded Fund Trust; Trustee (since 2012) and Chairperson of the Board (since 2017), John Hancock retail funds[2]; Trustee (2005–2006 and since 2012) and Chairperson of the Board (since 2017), John Hancock Funds III; Trustee (since 2005) and Chairperson of the Board (since 2017), John Hancock Variable Insurance Trust and John Hancock Funds II.

Charles L. Bardelis[3] Born: 1941	Trustee (since 2005)
Director, Island Commuter Corp. (marine transport).

Trustee, John Hancock Collateral Trust (since 2014); Trustee, John Hancock Exchange-Traded Fund Trust (since 2015); Trustee, John Hancock retail funds[2] (since 2012); Trustee, John Hancock Funds III (2005–2006 and since 2012); Trustee, John Hancock Variable Insurance Trust (since 1988); Trustee, John Hancock Funds II (since 2005).

James R. Boyle Born: 1959	Trustee (since 2015)
Chief Executive Officer, Foresters Financial (since 2018); Chairman and Chief Executive Officer, Zillion Group, Inc. (formerly HealthFleet, Inc.) (healthcare) (2014–2018); Executive Vice President and Chief Executive Officer, U.S. Life Insurance Division of Genworth Financial, Inc. (insurance) (January 2014–July 2014); Senior Executive Vice President, Manulife Financial Corporation, President and Chief Executive Officer, John Hancock (1999–2012); Chairman and Director, John Hancock Advisers, LLC, John Hancock Funds, LLC, and John Hancock Investment Management Services, LLC (2005–2010).

Trustee, John Hancock Collateral Trust and John Hancock Exchange-Traded Fund Trust (since 2015); Trustee, John Hancock retail funds[2] (2005–2010; 2012–2014 and since 2015); Trustee, John Hancock Variable Insurance Trust and John Hancock Funds II (2005–2014 and since 2015).

Peter S. Burgess[3] Born: 1942	Trustee (since 2005)
Consultant (financial, accounting, and auditing matters) (since 1999); Certified Public Accountant; Partner, Arthur Andersen (independent public accounting firm) (prior to 1999); Director, Lincoln Educational Services Corporation (since 2004); Director, Symetra Financial Corporation (2010–2016); Director, PMA Capital Corporation (2004–2010).

Trustee, John Hancock Collateral Trust (since 2014); Trustee, John Hancock Exchange-Traded Fund Trust (since 2015); Trustee, John Hancock retail funds[2] (since 2012); Trustee, John Hancock Funds III (2005–2006 and since 2012); Trustee, John Hancock Variable Insurance Trust and John Hancock Funds II (since 2005).

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Trustees and officers information

Name, Year of Birth	Position with the Trust[1]	Principal Occupation(s) and Other Directorships During Past Five Years
William H. Cunningham Born: 1944	Trustee (since 2012 and 2005-2006)
Professor, University of Texas, Austin, Texas (since 1971); former Chancellor, University of Texas System and former President of the University of Texas, Austin, Texas; Chairman (since 2009) and Director (since 2006), Lincoln National Corporation (insurance); Director, Southwest Airlines (since 2000); former Director, LIN Television (2009–2014).

Trustee, John Hancock retail funds[2] (since 1986); Trustee, John Hancock Variable Insurance Trust (since 2012); Trustee, John Hancock Funds II (2005–2006 and since 2012); Trustee, John Hancock Collateral Trust (since 2014); Trustee, John Hancock Exchange-Traded Fund Trust (since 2015).

Grace K. Fey Born: 1946	Trustee (since 2008)
Chief Executive Officer, Grace Fey Advisors (since 2007); Director and Executive Vice President, Frontier Capital Management Company (1988–2007); Director, Fiduciary Trust (since 2009).

Trustee, John Hancock Collateral Trust (since 2014); Trustee, John Hancock Exchange-Traded Fund Trust (since 2015); Trustee, John Hancock retail funds[2] (since 2012); Trustee, John Hancock Variable Insurance Trust and John Hancock Funds II (since 2008).

Theron S. Hoffman[3] Born: 1947	Trustee (since 2008)
Chief Executive Officer, T. Hoffman Associates, LLC (consulting firm) (since 2003); Director, The Todd Organization (consulting firm) (2003–2010); President, Westport Resources Management (investment management consulting firm) (2006–2008); Senior Managing Director, Partner, and Operating Head, Putnam Investments (2000–2003); Executive Vice President, The Thomson Corp. (financial and legal information publishing) (1997–2000).

Trustee, John Hancock Collateral Trust (since 2014); Trustee, John Hancock Exchange-Traded Fund Trust (since 2015); Trustee, John Hancock retail funds[2] (since 2012); Trustee, John Hancock Variable Insurance Trust and John Hancock Funds II (since 2008).

Deborah C. Jackson Born: 1952	Trustee (since 2012)
President, Cambridge College, Cambridge, Massachusetts (since 2011); Board of Directors, National Association of Corporate Directors/New England (since 2015); Board of Directors, Association of Independent Colleges and Universities of Massachusetts (since 2014); Chief Executive Officer, American Red Cross of Massachusetts Bay (2002–2011); Board of Directors of Eastern Bank Corporation (since 2001); Board of Directors of Eastern Bank Charitable Foundation (since 2001); Board of Directors of American Student Assistance Corporation (1996–2009); Board of Directors of Boston Stock Exchange (2002–2008); Board of Directors of Harvard Pilgrim Healthcare (health benefits company) (2007–2011).

Trustee, John Hancock retail funds[2] (since 2008); Trustee, John Hancock Variable Insurance Trust and John Hancock Funds II (since 2012); Trustee, John Hancock Collateral Trust (since 2014); Trustee, John Hancock Exchange-Traded Fund Trust (since 2015).

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Trustees and officers information

Name, Year of Birth	Position with the Trust[1]	Principal Occupation(s) and Other Directorships During Past Five Years
James M. Oates Born: 1946	Trustee (since 2005)
Managing Director, Wydown Group (financial consulting firm) (since 1994); Chairman and Director, Emerson Investment Management, Inc. (2000–2015); Independent Chairman, Hudson Castle Group, Inc. (formerly IBEX Capital Markets, Inc.) (financial services company) (1997–2011); Director, Stifel Financial (since 1996); Director, Investor Financial Services Corporation (1995–2007); Director, Connecticut River Bancorp (1998–2014); Director/Trustee, Virtus Funds (since 1988).

Trustee (since 2014) and Chairperson of the Board (2014–2016), John Hancock Collateral Trust; Trustee (since 2015) and Chairperson of the Board (2015–2016), John Hancock Exchange-Traded Fund Trust; Trustee (since 2012) and Chairperson of the Board (2012–2016), John Hancock retail funds[2]; Trustee (2005–2006 and since 2012) and Chairperson of the Board (2012–2016), John Hancock Funds III; Trustee (since 2004) and Chairperson of the Board (2005–2016), John Hancock Variable Insurance Trust; Trustee (since 2005) and Chairperson of the Board, John Hancock Funds II (2005–2016).

Steven R. Pruchansky Born: 1944	Trustee and Vice Chairperson of the Board (since 2012)
Managing Director, Pru Realty (since 2017); Chairman and Chief Executive Officer, Greenscapes of Southwest Florida, Inc. (since 2000); Director and President, Greenscapes of Southwest Florida, Inc. (until 2000); Member, Board of Advisors, First American Bank (until 2010); Managing Director, Jon James, LLC (real estate) (since 2000); Partner, Right Funding, LLC (2014–2017); Director, First Signature Bank & Trust Company (until 1991); Director, Mast Realty Trust (until 1994); President, Maxwell Building Corp. (until 1991).

Trustee (since 1992) and Chairperson of the Board (2011–2012), John Hancock retail funds[2]; Trustee and Vice Chairperson of the Board, John Hancock retail funds, John Hancock Variable Insurance Trust and John Hancock Funds II (since 2012); Trustee, and Vice Chairperson of the Board, John Hancock Collateral Trust (2014–2017); Trustee and Vice Chairperson of the Board, John Hancock Exchange-Traded Fund Trust (since 2015).

Gregory A Russo Born: 1949	Trustee (since 2012)
Director and Audit Committee Chairman (since 2012), and Member, Audit Committee and Finance Committee (since 2011), NCH Healthcare System, Inc. (holding company for multi-entity healthcare system); Director and Member (since 2012), and Finance Committee Chairman (since 2014), The Moorings, Inc. (nonprofit continuing care community); Vice Chairman, Risk & Regulatory Matters, KPMG LLP (KPMG) (2002–2006); Vice Chairman, Industrial Markets, KPMG (1998–2002); Chairman and Treasurer, Westchester County, New York, Chamber of Commerce (1986–1992); Director, Treasurer and Chairman of Audit and Finance Committees, Putnam Hospital Center (1989–1995); Director and Chairman of Fundraising Campaign, United Way of Westchester and Putnam Counties, New York (1990–1995).

Trustee, John Hancock retail funds[2] (since 2008); Trustee, John Hancock Variable Insurance Trust and John Hancock Funds II (since 2012); Trustee, John Hancock Collateral Trust (since 2014); Trustee, John Hancock Exchange-Traded Fund Trust (since 2015).

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NON-INDEPENDENT TRUSTEES4

Name, Year of Birth	Position with the Trust[1]	Principal Occupation(s) and Other Directorships During Past Five Years
Andrew G. Arnott Born: 1971	President and Trustee (Since 2017)
Executive Vice President, John Hancock Financial Services (since 2009, including prior positions); Director and Executive Vice President, John Hancock Advisers, LLC (since 2005, including prior positions); Director and Executive Vice President, John Hancock Investment Management Services, LLC (since 2006, including prior positions); President, John Hancock Funds, LLC (since 2004, including prior positions); President, John Hancock retail funds[2], John Hancock Variable Insurance Trust and John Hancock Funds II (since 2007, including prior positions); President, John Hancock Collateral Trust and John Hancock Exchange-Traded Fund Trust (since 2014).

Trustee, John Hancock Collateral Trust, John Hancock Exchange-Traded Fund Trust, John Hancock retail funds[2], John Hancock Variable Insurance Trust, and John Hancock Funds II (since 2017).

Marianne Harrison* Born: 1963	Trustee (since 2018)
President and CEO, John Hancock (since 2017); President and CEO, Manulife Canadian Division (2013–2017); Member, Board of Directors, American Council of Life Insurers (ACLI) (since 2018); Member, Board of Directors, Communitech, an industry-led innovation center that fosters technology companies in Canada (since 2017); Member, Board of Directors, Manulife Assurance Canada (since 2015); Board Member, St. Mary’s General Hospital Foundation (since 2014); Member, Board of Directors, Manulife Bank of Canada (since 2013); Member, Standing Committee of the Canadian Life & Health Assurance Association (since 2013); Member, Board of Directors, John Hancock USA, John Hancock Life & Health, John Hancock New York (2012–2013).
Trustee, John Hancock Collateral Trust, John Hancock Exchange-Traded Fund Trust, John Hancock retail funds[3], John Hancock Variable Insurance Trust, and John Hancock Funds II (since 2018).

Warren A. Thomson Born: 1955	Trustee (since 2012)
Senior Executive Vice President and Chief Investment Officer, Manulife Financial Corporation and The Manufacturers Life Insurance Company (since 2009); Chairman, Manulife Asset Management (since 2001, including prior positions); Director and Chairman, Manulife Asset Management Limited (since 2006); Director and Chairman, Hancock Natural Resources Group, Inc. (since 2013).
Trustee, John Hancock retail funds[2], John Hancock Variable Insurance Trust and John Hancock Funds II (since 2012); Trustee, John Hancock Collateral Trust (since 2014); Trustee, John Hancock Exchange-Traded Fund Trust (since 2015).

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PRINCIPAL OFFICERS WHO ARE NOT TRUSTEES

Name, Year of Birth	Position with the Trust	Principal Occupation(s) and Other Directorships During Past Five Years
John J. Danello Born: 1955	Senior Vice President (since 2006, including prior positions); and Secretary and Chief Legal Officer (since 2014)
Vice President and Chief Counsel, John Hancock Wealth Management (since 2005); Senior Vice President (since 2007) and Chief Legal Counsel (2007–2010), John Hancock Funds, LLC and The Berkeley Financial Group, LLC; Senior Vice President (since 2006, including prior positions) and Chief Legal Officer and Secretary (since 2014), John Hancock retail funds[2], John Hancock Funds II and John Hancock Variable Insurance Trust; Senior Vice President, Secretary and Chief Legal Officer, John Hancock Collateral Trust and John Hancock Exchange-Traded Fund Trust (since 2014); Vice President, John Hancock Life & Health Insurance Company (since 2009); Vice President, John Hancock Life Insurance Company (USA) and John Hancock Life Insurance Company of New York (since 2010); and Senior Vice President, Secretary and Chief Legal Counsel (2007–2014, including prior positions) of John Hancock Advisers, LLC and John Hancock Investment Management Services, LLC.

Francis V. Knox, Jr. Born: 1947	Chief Compliance Officer (since 2005)
Vice President, John Hancock Financial Services (since 2005); Chief Compliance Officer, John Hancock retail funds[2], John Hancock Variable Insurance Trust, John Hancock Funds II, John Hancock Advisers, LLC, and John Hancock Investment Management Services, LLC (since 2005); Chief Compliance Officer, John Hancock Collateral Trust and John Hancock Exchange-Traded Fund Trust (since 2014).

Charles A. Rizzo Born: 1957	Chief Financial Officer (since 2007)
Vice President, John Hancock Financial Services (since 2008); Senior Vice President, John Hancock Advisers, LLC and John Hancock Investment Management Services, LLC (since 2008); Chief Financial Officer, John Hancock retail funds[2], John Hancock Variable Insurance Trust and John Hancock Funds II (since 2007); Chief Financial Officer, John Hancock Collateral Trust and John Hancock Exchange-Traded Fund Trust (since 2014).

Salvatore Schiavone Born: 1965	Treasurer (2007-2009 and since 2010, including prior positions)
Assistant Vice President, John Hancock Financial Services (since 2007); Vice President, John Hancock Advisers, LLC and John Hancock Investment Management Services, LLC (since 2007); Treasurer, John Hancock retail funds[2] (since 2007, including prior positions); Treasurer, John Hancock Variable Insurance Trust and John Hancock Funds II (2007–2009 and since 2010, including prior positions); Treasurer, John Hancock Collateral Trust and John Hancock Exchange-Traded Fund Trust (since 2014).

1	Because the Trust does not hold regular annual shareholders meetings, each Trustee holds office for an indefinite term until his/her successor is duly elected and qualified or until he/she dies, retires, resigns, is removed or becomes disqualified.
2	John Hancock retail funds currently is composed of John Hancock Funds III and 36 other John Hancock funds consisting of 26 series of other John Hancock trusts and 10 closed-end funds. The information for the John Hancock retail funds category relates to service as a Trustee or Officer for any of these funds for the stated period.
3	Member of the audit committee.
4	Because Mr. Thomson is a senior executive or director of the advisor and/or its affiliates, he is considered an “interested person” of the Trust, as defined in the Investment Company Act of 1940.

* Non-Independent Trustee, effective 6-19-18.

The business address for all Trustees and Officers is 601 Congress Street, Boston, Massachusetts 02210-2805.

The Statement of Additional Information of the fund includes additional information about members of the Board of Trustees of the Trust and is available without charge, upon request, by calling 1-800-225-5291.

127

John Hancock Funds II

For more information

The Statement of Additional Information, a separate document with supplemental information not contained in the prospectus, includes additional information on the Board of Trustees and can be obtained without charge by calling 800-344-1029 or on the Securities and Exchange Commission (SEC) website at sec.gov.

PROXY VOTING POLICY A description of the trust’s proxy voting policies and procedures and information regarding how the trust voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available without charge, upon request, by calling 800-344-1029 or on the SEC website at sec.gov.

QUARTERLY PORTFOLIO DISCLOSURE The trust files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The trust’s Form N-Q is available electronically on the SEC website (sec.gov); hard copies may be reviewed and copied at the SEC’s Public Reference Room, 450 Fifth Street, N.W., Washington, DC 20549. For more information on the Public Reference Room, call 800-SEC-0330.

The report is certified under the Sarbanes-Oxley Act, which requires mutual funds and other public companies to affirm that, to the best of their knowledge, the information in their financial reports is fairly and accurately stated in all material respects.
128

ITEM 2. CODE OF ETHICS.

(a) As of the end of the fiscal year August 31, 2018 the registrant has adopted a code of ethics, as defined in Item 2 of Form N-CSR that applies to its Principal Executive Officer and Principal Chief Financial Officer. A copy of the code of ethics is filed as an exhibit to this Form N-CSR.

(b) Not applicable

(c) Not applicable

(d) Not applicable

(e) Not applicable

(f)(1) A copy of the code of ethics is filed as an exhibit to this Form N-CSR.

(f)(2) Not applicable.

(f)(3) The Registrant will provide a copy of the Code of Ethics to any person without charge, upon request by calling the following toll free number (800) 344-1029.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

The Board of Trustees has determined that at least one member of its audit committee is an “audit committee financial expert”. Peter S. Burgess is an audit committee financial expert and is “independent”, pursuant to general instructions on Form N-CSR Item 3.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.
(a)	AUDIT FEES:
2018: $2,657,626
2017: $2,749,857

These fees represent aggregate fees billed for the last two fiscal years (the “Reporting Periods”) for professional services rendered by the principal accountant for the audits of the Registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filing or engagements for such Reporting Periods.

(b)	AUDIT RELATED FEES:
2018: $263,885
2017: $257,275

These fees represent the aggregate fees billed for the Reporting Periods for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the Registrant’s financial statements and are not reported under paragraph (a) of this Item. Such fees relate to professional services rendered by the principal accountant for separate audit reports in connection with security counts pursuant to Rule 17f-2 under the Investment Company Act of 1940 and service provider internal controls reviews. Additionally, amounts billed to control affiliates for service provider internal controls reviews were $110,200 and $106,517 for the fiscal years ended August 31, 2018 and 2017, respectively.

(c)	TAX FEES:
2018: $0 2017: $18,886

These fees represent aggregate fees billed for the Reporting Periods for professional services rendered by the principal accountant for tax compliance, tax advice and tax planning. The tax fees for the year ended August 31, 2018 was $0 as the tax services for the reporting period were provided by a service provider other than the principal accountant.

(d)	ALL OTHER FEES:
2018: $19,044
2017: $127,629

These fees represent all other fees billed to the Registrant for products and services provided by the principal accountant. Such fees relate primarily to procedures performed in connection with supplemental filings required for mergers and new share class launches. These fees were billed to the Registrant and were approved by the Registrant’s audit committee.

(e)	(1) Audit Committee Pre-Approval Policies and Procedures:

The Trust’s Audit Committee must pre-approve all audit and non-audit services provided by the independent registered public accounting firm (the “Auditor”) relating to the operations or financial reporting of the funds. Prior to the commencement of any audit or non-audit services to a fund, the Audit Committee reviews the services to determine whether they are appropriate and permissible under applicable law.

The Trust’s Audit Committee has adopted policies and procedures to, among other purposes, provide a framework for the Committee’s consideration of audit-related and non-audit services by the Auditor. The policies and procedures require that any audit-related and non-audit service provided by the Auditor and any non-audit service provided by the Auditor to a fund service provider that relates directly to the operations and financial reporting of a fund are subject to approval by the Audit Committee before such service is provided. Audit-related services provided by the Auditor that are expected to exceed $25,000 per instance/per fund are subject to specific pre-approval by the Audit Committee. Tax services provided by the Auditor that are expected to exceed $30,000 per instance/per fund are subject to specific pre-approval by the Audit Committee.

All audit services, as well as the audit-related and non-audit services that are expected to exceed the amounts stated above, must be approved in advance of provision of the service by formal resolution of the Audit Committee. At the regularly scheduled Audit Committee meetings, the Committee reviews a report summarizing the services, including fees, provided by the Auditor.

(2) Amount approved by the Audit Committee pursuant paragraph (c) (7) (i) (C) of Rule 2-01 of Regulation S-X: None.

(f)	Not applicable.

(g)	The aggregate non-audit fees billed by the registrant’s principal accountant for services rendered to the registrant and rendered to the registrant’s control affiliates for each of the last two fiscal years of the registrant were $3,918,505 for the fiscal year ended August 31, 2018 and $8,059,017 for the fiscal year ended August 31, 2017.

(h)	The audit committee of the registrant has considered the non-audit services provided by the registrant’s principal accountant to the control affiliates and has determined that the services that were non pre-approved are compatible with maintaining the principal accountant’s independence.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS

Peter S. Burgess – Chairman Charles L. Bardelis Theron S. Hoffman

ITEM 6. SCHEDULE OF INVESTMENTS.

(a)	This schedule is included as part of the Report to shareholders filed under Item 1 of this form, except for Emerging Markets Fund, International Small Company Fund, New Opportunities Fund and Spectrum Income Fund, which follow:

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of John Hancock Funds II and Shareholders of John Hancock Emerging Markets Fund

Opinion on the Financial Statements

We have audited the accompanying statement of assets and liabilities, including the fund’s investments, of John Hancock Emerging Markets Fund (one of the funds constituting John Hancock Funds II, referred to hereafter as the “Fund”) as of August 31, 2018, the related statement of operations for the year ended August 31, 2018, the statement of changes in net assets for each of the two years in the period ended August 31, 2018, including the related notes, and the financial highlights for each of the periods indicated therein (included in Item 1 of this Form N-CSR) and the fund’s investments (included in Item 6 of this Form N-CSR) as of August 31, 2018 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of August 31, 2018, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended August 31, 2018 and the financial highlights for each of the periods indicated therein in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of August 31, 2018 by correspondence with the custodian, transfer agent and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP
Boston, Massachusetts
October 24, 2018

We have served as the auditor of one or more investment companies in the John Hancock group of funds since 1988.

Fund’s investments
AS OF 8-31-18
	Shares	Value
Common stocks 97.5%		$1,128,312,803
(Cost $902,741,631)
Australia 0.0%		289,029
MMG, Ltd. (A)	576,000	289,029
Brazil 5.0%		57,687,621
AES Tiete Energia SA	112,090	265,839
AES Tiete Energia SA	83	40
Aliansce Shopping Centers SA	42,849	159,168
Alliar Medicos A Frente Sa (A)	22,309	69,450
Alupar Investimento SA	54,150	202,077
Ambev SA	79,500	367,920
Ambev SA, ADR	623,359	2,898,619
Anima Holding SA	9,500	30,321
Arezzo Industria e Comercio SA	22,591	219,471
Atacadao Distribuicao Comercio e Industria, Ltd.	32,700	116,731
B2W Cia Digital (A)	50,320	326,399
B3 SA - Brasil Bolsa Balcao	268,588	1,434,896
Banco Bradesco SA	154,302	951,247
Banco BTG Pactual SA	11,304	56,893
Banco do Brasil SA	90,261	667,024
Banco Santander Brasil SA	43,800	372,070
BB Seguridade Participacoes SA	115,029	691,343
BR Malls Participacoes SA (A)	319,204	717,075
BR Properties SA	43,824	98,986
Brasil Brokers Participacoes SA (A)	22,108	1,845
BrasilAgro - Co Brasileira de Propriedades Agricolas	11,916	42,274
Braskem SA, ADR	27,544	799,327
BRF SA (A)	86,753	428,749
CCR SA	392,855	902,782
Centrais Eletricas Brasileiras SA (A)	60,900	236,537
Cia Brasileira de Distribuicao, ADR	4,802	95,944
Cia de Locacao das Americas	18,200	124,399
Cia de Saneamento Basico do Estado de Sao Paulo	83,692	501,359
Cia de Saneamento de Minas Gerais-COPASA	24,635	253,299
Cia de Saneamento do Parana	37,240	401,374
Cia Energetica de Minas Gerais	56,004	96,523
Cia Hering	45,135	181,843
Cia Paranaense de Energia	8,800	40,186
Cia Paranaense de Energia, ADR (B)	7,367	37,203
Cia Siderurgica Nacional SA (A)	73,420	158,265
Cia Siderurgica Nacional SA, ADR (A)	229,187	485,876
Cielo SA	241,920	896,858
Construtora Tenda SA (A)	25,333	183,478
Cosan Logistica SA (A)	113,884	269,255
SEE NOTES TO FINANCIAL STATEMENTS	ANNUAL REPORT | JOHN HANCOCK EMERGING MARKETS FUND	1

	Shares	Value
Brazil (continued)
Cosan SA	51,444	$439,530
CSU Cardsystem SA	11,821	19,735
CVC Brasil Operadora e Agencia de Viagens SA	55,302	577,717
Cyrela Brazil Realty SA Empreendimentos e Participacoes	127,695	342,664
Cyrela Commercial Properties SA Empreendimentos e Participacoes (A)	2,100	4,640
Dimed SA Distribuidora da Medicamentos	300	21,433
Direcional Engenharia SA (A)	42,025	69,644
Duratex SA	146,838	348,250
EcoRodovias Infraestrutura e Logistica SA	87,516	152,553
EDP - Energias do Brasil SA	110,767	364,682
Embraer SA	191,368	920,874
Embraer SA, ADR	4,646	89,157
Energisa SA	50,351	373,327
Eneva SA (A)	20,900	66,347
Engie Brasil Energia SA	43,835	397,121
Equatorial Energia SA	73,437	1,027,696
Estacio Participacoes SA	195,730	1,083,144
Even Construtora e Incorporadora SA (A)	83,357	71,014
Ez Tec Empreendimentos e Participacoes SA	25,934	102,193
Fibria Celulose SA, ADR	33,340	646,463
Fleury SA	79,365	500,769
Fras-Le SA	8,100	9,347
Gafisa SA (A)	23,344	64,706
Gerdau SA	47,328	147,802
Gerdau SA, ADR	128,835	502,457
Gol Linhas Aereas Inteligentes SA, ADR (A)(B)	4,265	23,543
Grendene SA	42,603	74,891
Guararapes Confeccoes SA	3,494	90,114
Helbor Empreendimentos SA (A)	67,745	16,466
Hypera SA	37,632	253,153
Iguatemi Empresa de Shopping Centers SA	27,700	208,374
Industrias Romi SA	4,700	8,770
Instituto Hermes Pardini Sa	11,100	40,224
International Meal Company Alimentacao SA	75,900	139,758
Iochpe Maxion SA	59,721	329,902
Itau Unibanco Holding SA	68,334	627,456
JBS SA	418,122	964,952
JHSF Participacoes SA (A)	31,500	9,203
JSL SA (A)	44,200	45,034
Kepler Weber SA (A)	7,800	18,384
Klabin SA	82,018	429,914
Kroton Educacional SA	313,213	785,897
Light SA	32,703	111,443
Linx SA	17,600	74,322
Localiza Rent a Car SA	135,423	715,832
2	JOHN HANCOCK EMERGING MARKETS FUND | ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Shares	Value
Brazil (continued)
Lojas Americanas SA	23,580	$65,650
Lojas Renner SA	214,051	1,486,181
M Dias Branco SA	12,887	133,866
Magazine Luiza SA	20,503	655,647
Magnesita Refratarios SA (A)	15,110	263,389
Mahle-Metal Leve SA	19,156	118,658
Marcopolo SA	54,300	35,595
Marfrig Global Foods SA (A)	109,883	154,313
Marisa Lojas SA (A)	27,589	27,636
Mills Estruturas e Servicos de Engenharia SA (A)	50,117	26,701
Minerva SA (A)	39,365	56,248
Movida Participacoes Sa	32,035	47,347
MRV Engenharia e Participacoes SA	141,304	450,996
Multiplan Empreendimentos Imobiliarios SA	49,347	225,709
Multiplus SA	24,497	146,329
Natura Cosmeticos SA	67,535	480,841
Odontoprev SA	111,309	357,995
Paranapanema SA (A)	131,000	37,951
Petro Rio SA (A)	2,663	61,804
Petroleo Brasileiro SA	424,358	2,300,416
Petroleo Brasileiro SA, ADR	63,594	603,507
Porto Seguro SA	41,284	556,251
Portobello SA	50,300	48,162
Profarma Distribuidora de Produtos Farmaceuticos SA (A)	17,156	20,007
QGEP Participacoes SA	38,800	116,216
Qualicorp SA	126,257	488,525
Raia Drogasil SA	56,376	1,065,761
Restoque Comercio e Confeccoes de Roupas SA	17,502	114,299
Rumo SA (A)	207,425	724,671
Santos Brasil Participacoes SA	128,440	88,294
Sao Carlos Empreendimentos e Participacoes SA	7,900	54,695
Sao Martinho SA	81,585	379,572
Ser Educacional SA (C)	17,648	69,325
SLC Agricola SA	22,726	368,249
Smiles Fidelidade SA	25,000	318,615
Sonae Sierra Brasil SA	8,200	42,660
Springs Global Participacoes SA (A)	7,759	13,430
Sul America SA	135,001	761,330
Suzano Papel e Celulose SA	92,753	1,077,348
T4F Entretenimento SA	11,900	22,117
Technos SA (A)	18,685	8,074
Tecnisa SA (A)	52,976	12,876
Tegma Gestao Logistica SA	9,700	40,723
Terra Santa Agro SA (A)	2,000	5,008
TIM Participacoes SA	190,700	575,410
TOTVS SA	4,301	28,131
SEE NOTES TO FINANCIAL STATEMENTS	ANNUAL REPORT | JOHN HANCOCK EMERGING MARKETS FUND	3

	Shares	Value
Brazil (continued)
TPI - Triunfo Participacoes e Investimentos SA	33,690	$11,663
Transmissora Alianca de Energia Eletrica SA	132,511	653,917
Trisul SA	14,300	9,198
Tupy SA	31,122	182,005
Ultrapar Participacoes SA	75,393	762,056
Ultrapar Participacoes SA, ADR (B)	9,433	96,405
Unipar Carbocloro Sa	1,100	10,965
Usinas Siderurgicas de Minas Gerais SA	45,044	125,961
Vale SA	847,476	11,156,530
Valid Solucoes e Servicos de Seguranca em Meios de Pagamento e Identificacao SA	31,438	113,847
Via Varejo SA	101,664	421,822
Vulcabras Azaleia SA (A)	49,665	66,454
WEG SA	35,282	165,794
Wiz Solucoes e Corretagem de Seguros SA	38,413	80,634
Chile 1.3%		15,070,112
AES Gener SA	876,513	220,475
Aguas Andinas SA, Class A	857,868	462,050
Banco de Chile	570,900	82,042
Banco de Chile, ADR	2,163	188,960
Banco de Credito e Inversiones SA	9,542	610,645
Banco Santander Chile	9,776,796	743,378
Besalco SA	142,142	126,480
CAP SA	39,718	357,096
Cementos BIO BIO SA	2,795	3,739
Cencosud SA	334,788	789,017
Cia Cervecerias Unidas SA	47,823	630,430
Cia Sud Americana de Vapores SA (A)	7,867,490	233,755
Clinica Las Condes Sa (A)	180	10,435
Colbun SA	1,511,389	319,176
Cristalerias de Chile SA	62,943	546,285
Empresa Nacional de Telecomunicaciones SA	56,098	461,326
Empresas AquaChile SA (A)	108,468	74,741
Empresas CMPC SA	151,125	590,025
Empresas COPEC SA	33,006	502,774
Empresas Hites SA	55,395	44,393
Empresas La Polar SA (A)	858,065	42,049
Enel Americas SA	1,398,821	207,488
Enel Americas SA, ADR	111,347	826,195
Enel Chile SA	2,511,070	245,520
Enel Chile SA, ADR	215,735	1,050,629
Engie Energia Chile SA	222,922	406,350
Forus SA	22,681	60,915
Grupo Security SA	562,917	241,743
Inversiones Aguas Metropolitanas SA	243,608	355,124
4	JOHN HANCOCK EMERGING MARKETS FUND | ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Shares	Value
Chile (continued)
Inversiones La Construccion SA	17,438	$284,324
Itau CorpBanca	36,208,953	342,862
Latam Airlines Group SA	46,164	433,099
Latam Airlines Group SA, ADR (B)	11,638	108,001
Masisa SA	1,342,694	76,858
Molibdenos y Metales SA	7,542	91,459
Multiexport Foods SA	221,232	107,131
Parque Arauco SA	143,637	357,440
PAZ Corp. SA	115,321	179,565
Ripley Corp. SA	433,009	368,779
SACI Falabella	85,539	674,918
Salfacorp SA	145,201	220,496
Sigdo Koppers SA	195,751	310,076
SMU SA (A)	177,031	49,625
Sociedad Matriz SAAM SA	2,705,270	245,330
Socovesa SA	411,319	220,355
SONDA SA	202,120	268,601
Vina Concha y Toro SA	152,549	297,958
China 13.0%		150,012,417
21Vianet Group, Inc., ADR (A)	13,942	135,935
361 Degrees International, Ltd.	133,000	38,172
3SBio, Inc. (C)	114,500	218,596
500.com, Ltd., ADR, Class A (A)(B)	4,724	61,601
51job, Inc., ADR (A)	1,588	122,768
58.com, Inc., ADR (A)(B)	5,727	435,710
AAC Technologies Holdings, Inc.	102,500	1,139,202
Acorn International, Inc.	300	5,790
Agile Group Holdings, Ltd.	445,250	728,242
Agricultural Bank of China, Ltd., H Shares	2,260,000	1,095,143
Air China, Ltd., H Shares	350,000	328,510
Alibaba Group Holding, Ltd., ADR (A)	57,694	10,097,027
Aluminum Corp. of China, Ltd., ADR (A)	8,474	89,231
Aluminum Corp. of China, Ltd., H Shares (A)	686,000	287,518
Angang Steel Company, Ltd., H Shares	162,000	159,610
Anhui Conch Cement Company, Ltd., H Shares	236,000	1,439,702
Anhui Expressway Company, Ltd., H Shares	84,000	48,722
ANTA Sports Products, Ltd.	193,000	1,052,476
Anton Oilfield Services Group (A)	456,000	62,857
Aowei Holdings, Ltd. (A)	10,063,000	2,526,355
Asia Cement China Holdings Corp.	104,000	111,088
Asia Plastic Recycling Holding, Ltd.	63,821	17,431
AVIC International Holdings, Ltd., H Shares (B)	100,000	51,709
AviChina Industry & Technology Company, Ltd., H Shares	1,148,000	666,101
BAIC Motor Corp., Ltd., H Shares (C)	448,000	376,929
Baidu, Inc., ADR (A)	13,200	2,989,536
SEE NOTES TO FINANCIAL STATEMENTS	ANNUAL REPORT | JOHN HANCOCK EMERGING MARKETS FUND	5

	Shares	Value
China (continued)
BAIOO Family Interactive, Ltd. (C)	230,000	$14,231
Bank of China, Ltd., H Shares	3,657,075	1,643,334
Bank of Chongqing Company, Ltd., H Shares	136,500	83,388
Bank of Communications Company, Ltd., H Shares	373,858	270,179
Baoye Group Company, Ltd., H Shares (A)	46,000	25,868
Baozun, Inc., ADR (A)(B)	1,271	67,859
BBMG Corp., H Shares (B)	526,500	196,124
Beijing Capital International Airport Company, Ltd., H Shares	280,415	298,903
Beijing Capital Land, Ltd., H Shares	220,000	88,115
Beijing Jingneng Clean Energy Company, Ltd., H Shares	322,000	68,543
Beijing North Star Company, Ltd., H Shares (B)	126,000	38,393
Beijing Urban Construction Design & Development Group Company, Ltd., H Shares (C)	29,000	12,755
Best Pacific International Holdings, Ltd. (B)	84,000	27,405
Billion Industrial Holdings, Ltd.	12,000	14,532
Bitauto Holdings, Ltd., ADR (A)(B)	5,583	132,373
Boer Power Holdings, Ltd. (A)	84,000	4,494
Boyaa Interactive International, Ltd. (A)(B)	72,000	18,176
BYD Company, Ltd., H Shares (B)	107,000	630,807
BYD Electronic International Company, Ltd.	193,983	204,239
C.banner International Holdings, Ltd. (A)	134,000	8,540
Cabbeen Fashion, Ltd.	106,000	34,183
CAR, Inc. (A)	198,000	159,037
Cayman Engley Industrial Company, Ltd.	9,589	48,738
Central China Real Estate, Ltd.	193,538	80,937
Central China Securities Company, Ltd., H Shares (B)	151,000	38,676
CGN Power Company, Ltd., H Shares (C)	554,000	131,414
Changshouhua Food Company, Ltd.	124,000	55,636
Changyou.com, Ltd., ADR	1,944	26,225
Chaowei Power Holdings, Ltd. (B)	174,000	83,996
Cheetah Mobile, Inc., ADR (A)	4,281	42,810
China Aircraft Leasing Group Holdings, Ltd.	59,500	63,718
China Animal Healthcare, Ltd. (A)(D)	182,000	13,681
China Aoyuan Property Group, Ltd.	348,000	260,281
China BlueChemical, Ltd., H Shares	417,000	145,716
China Cinda Asset Management Company, Ltd., H Shares	1,198,000	310,080
China CITIC Bank Corp., Ltd., H Shares	380,962	238,021
China Coal Energy Company, Ltd., H Shares	317,000	134,995
China Communications Construction Company, Ltd., H Shares	370,202	367,827
China Communications Services Corp., Ltd., H Shares	555,200	459,978
China Conch Venture Holdings, Ltd.	121,500	418,098
China Construction Bank Corp., H Shares	4,879,000	4,297,113
China Datang Corp. Renewable Power Company, Ltd., H Shares	804,000	123,151
China Distance Education Holdings, Ltd.	302	2,721
China Dongxiang Group Company, Ltd.	717,000	118,799
China Eastern Airlines Corp., Ltd., H Shares	390,000	251,161
6	JOHN HANCOCK EMERGING MARKETS FUND | ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Shares	Value
China (continued)
China Electronics Optics Valley Union Holding Company, Ltd.	556,000	$36,856
China Energy Engineering Corp., Ltd., H Shares	456,000	55,824
China Everbright Bank Company, Ltd., H Shares	212,000	88,643
China Evergrande Group (B)	600,566	2,158,373
China Financial Services Holdings, Ltd.	94,000	6,722
China Galaxy Securities Company, Ltd., H Shares (B)	476,500	233,443
China Greenland Broad Greenstate Group Company, Ltd.	116,000	11,821
China Hanking Holdings, Ltd.	139,000	18,081
China Harmony New Energy Auto Holding, Ltd. (B)	178,000	70,609
China Hongqiao Group, Ltd. (B)	407,000	343,981
China Huarong Asset Management Company, Ltd., H Shares (C)	2,541,000	528,227
China Huishan Dairy Holdings Company, Ltd. (A)(D)	235,000	0
China Huiyuan Juice Group, Ltd. (A)(D)	141,000	32,660
China International Capital Corp., Ltd., H Shares (C)	95,200	174,502
China International Marine Containers Group Company, Ltd., H Shares	96,600	102,752
China Lesso Group Holdings, Ltd.	317,000	182,940
China Life Insurance Company, Ltd., H Shares	319,000	722,475
China Lilang, Ltd.	111,000	123,122
China Logistics Property Holdings Company, Ltd. (A)(B)(C)	190,000	71,404
China Longyuan Power Group Corp., Ltd., H Shares	548,000	461,828
China Machinery Engineering Corp., H Shares	204,000	99,341
China Maple Leaf Educational Systems, Ltd.	200,000	109,390
China Medical System Holdings, Ltd.	286,800	475,357
China Meidong Auto Holdings, Ltd.	92,000	40,578
China Merchants Bank Company, Ltd., H Shares	346,961	1,332,717
China Merchants Securities Company, Ltd. (C)	17,600	20,391
China Minsheng Banking Corp., Ltd., H Shares	317,340	227,360
China Modern Dairy Holdings, Ltd. (A)	251,000	38,413
China Molybdenum Company, Ltd., H Shares (B)	360,000	147,934
China National Building Material Company, Ltd., H Shares	1,192,600	1,117,484
China Oilfield Services, Ltd., H Shares	256,000	227,258
China Online Education Group, ADR (A)	1,509	13,777
China Oriental Group Company, Ltd.	256,000	220,430
China Pacific Insurance Group Company, Ltd., H Shares	105,200	392,586
China Petroleum & Chemical Corp., ADR	25,384	2,520,885
China Petroleum & Chemical Corp., H Shares	1,266,000	1,273,832
China Pioneer Pharma Holdings, Ltd.	58,000	14,413
China Railway Construction Corp., Ltd., H Shares	330,335	399,615
China Railway Group, Ltd., H Shares	379,000	327,562
China Railway Signal & Communication Corp., Ltd., H Shares (C)	200,000	141,485
China Rare Earth Holdings, Ltd. (A)	58,800	2,735
China Reinsurance Group Corp., H Shares	436,000	86,131
China Resources Pharmaceutical Group, Ltd. (C)	226,000	361,665
China Resources Phoenix Healthcare Holdings Company, Ltd.	115,500	107,054
China Sanjiang Fine Chemicals Company, Ltd.	133,000	42,574
SEE NOTES TO FINANCIAL STATEMENTS	ANNUAL REPORT | JOHN HANCOCK EMERGING MARKETS FUND	7

	Shares	Value
China (continued)
China SCE Property Holdings, Ltd.	450,000	$202,009
China Shengmu Organic Milk, Ltd. (A)(B)(C)	927,000	46,091
China Shenhua Energy Company, Ltd., H Shares	456,500	1,019,594
China Shineway Pharmaceutical Group, Ltd.	44,000	62,180
China Silver Group, Ltd. (A)	348,000	45,696
China Southern Airlines Company, Ltd., H Shares	458,000	303,195
China Suntien Green Energy Corp., Ltd., H Shares	333,000	100,285
China Taifeng Beddings Holdings, Ltd. (A)(D)	46,000	6,330
China Telecom Corp., Ltd., H Shares	1,162,000	546,492
China Tian Lun Gas Holdings, Ltd. (B)	70,500	75,452
China Unienergy Group, Ltd. (A)	24,000	38,036
China Vanke Company, Ltd., H Shares	226,200	784,779
China XLX Fertiliser, Ltd.	50,000	20,276
China Yurun Food Group, Ltd. (A)	234,000	25,962
China ZhengTong Auto Services Holdings, Ltd.	260,000	159,606
China Zhongwang Holdings, Ltd.	367,400	172,396
Chinasoft International, Ltd. (A)	302,000	215,906
Chlitina Holding, Ltd.	17,000	152,141
Chongqing Machinery & Electric Company, Ltd., H Shares	442,000	33,785
Chongqing Rural Commercial Bank Company, Ltd., H Shares	581,000	313,380
CIFI Holdings Group Company, Ltd.	856,000	497,182
CITIC Securities Company, Ltd., H Shares	124,000	222,370
CNOOC, Ltd.	2,197,000	3,898,295
COFCO Meat Holdings, Ltd. (A)	238,000	36,393
Cogobuy Group (B)(C)	141,000	53,576
Coland Holdings, Ltd.	34,000	34,804
Colour Life Services Group Company, Ltd.	67,000	45,625
Consun Pharmaceutical Group, Ltd.	96,000	84,398
Coolpad Group, Ltd. (A)(D)	84,240	4,637
COSCO SHIPPING Development Company, Ltd., H Shares (A)	923,850	134,265
COSCO SHIPPING Energy Transportation Company, Ltd., H Shares (B)	284,000	124,190
COSCO SHIPPING Holdings Company, Ltd., H Shares (A)	276,500	115,307
Cosmo Lady China Holdings Company, Ltd. (C)	137,000	63,591
Country Garden Holdings Company, Ltd.	1,353,293	2,017,487
Country Garden Services Holdings Company, Ltd. (A)	144,642	247,681
CPMC Holdings, Ltd. (B)	108,000	46,022
CRCC High-Tech Equipment Corp., Ltd., H Shares	93,000	20,759
CRRC Corp., Ltd., H Shares	183,000	151,723
CSC Financial Company, Ltd., H Shares (A)(C)	74,000	44,912
CSMall Group, Ltd. (A)	93,200	18,056
CSPC Pharmaceutical Group, Ltd.	516,000	1,303,264
CSSC Offshore and Marine Engineering Group Company, Ltd., H Shares (A)(B)	28,000	23,372
CT Environmental Group, Ltd. (B)	916,000	119,070
Ctrip.com International, Ltd., ADR (A)(B)	24,014	940,148
8	JOHN HANCOCK EMERGING MARKETS FUND | ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Shares	Value
China (continued)
Dali Foods Group Company, Ltd. (C)	125,000	$90,802
Dalian Port PDA Company, Ltd., H Shares	370,828	50,098
Daphne International Holdings, Ltd. (A)	240,000	11,167
Datang International Power Generation Company, Ltd., H Shares	412,000	105,580
Differ Group Holding Company, Ltd. (A)	150,000	10,899
Dongfang Electric Corp., Ltd., H Shares (A)	54,800	30,396
Dongfeng Motor Group Company, Ltd., H Shares	414,000	462,802
Dongjiang Environmental Company, Ltd., H Shares (B)	25,900	32,356
Dongyue Group, Ltd.	276,000	201,446
Dynagreen Environmental Protection Group Company, Ltd., H Shares (A)(B)	71,000	30,126
E-Commodities Holdings, Ltd.	144,000	9,181
ENN Energy Holdings, Ltd.	134,000	1,221,565
Everbright Securities Company, Ltd., H Shares (B)(C)	26,600	25,940
Fang Holdings, Ltd., ADR (A)	23,055	70,779
Fantasia Holdings Group Company, Ltd.	520,500	70,387
First Tractor Company, Ltd., H Shares (A)	122,000	34,679
Fosun International, Ltd.	142,193	257,629
Fu Shou Yuan International Group, Ltd.	188,000	168,488
Fufeng Group, Ltd. (A)(B)	361,000	171,206
Fuguiniao Company, Ltd., H Shares (A)(D)	116,600	11,528
Future Land Development Holdings, Ltd.	588,000	455,599
Fuyao Glass Industry Group Company, Ltd., H Shares (C)	83,600	308,586
GDS Holdings, Ltd., ADR (A)	3,638	138,862
Geely Automobile Holdings, Ltd.	860,000	1,831,013
Genertec Universal Medical Group Company, Ltd. (C)	177,500	141,284
Genscript Biotech Corp. (A)	82,000	176,799
GF Securities Company, Ltd., H Shares (B)	109,200	137,166
Golden Eagle Retail Group, Ltd.	113,000	128,037
GOME Retail Holdings, Ltd. (A)(B)	2,499,000	242,085
Grand Baoxin Auto Group, Ltd.	148,950	40,858
Great Wall Motor Company, Ltd., H Shares (B)	464,000	285,840
Greatview Aseptic Packaging Company, Ltd.	306,000	163,620
Green Seal Holding, Ltd.	31,800	35,975
Greenland Hong Kong Holdings, Ltd.	173,250	57,918
Greentown China Holdings, Ltd.	197,000	198,521
Greentown Service Group Company, Ltd.	152,000	120,166
Guangdong Yueyun Transportation Company, Ltd., H Shares	61,000	23,863
Guangshen Railway Company, Ltd., ADR	24,988	551,235
Guangzhou Automobile Group Company, Ltd., H Shares	182,799	198,634
Guangzhou Baiyunshan Pharmaceutical Holdings Company, Ltd., H Shares	28,000	103,164
Guangzhou R&F Properties Company, Ltd., H Shares	282,199	570,290
Guodian Technology & Environment Group Corp., Ltd., H Shares (A)	174,000	7,981
Guolian Securities Company, Ltd., H Shares (A)(B)	40,500	12,760
SEE NOTES TO FINANCIAL STATEMENTS	ANNUAL REPORT | JOHN HANCOCK EMERGING MARKETS FUND	9

	Shares	Value
China (continued)
Guorui Properties, Ltd.	185,000	$57,297
Guotai Junan Securities Company, Ltd., H Shares (C)	33,000	68,229
Haichang Ocean Park Holdings, Ltd. (A)(C)	136,000	27,386
Hailiang Education Group, Inc. (A)	1,663	125,906
Haitian International Holdings, Ltd.	143,000	286,978
Haitong Securities Company, Ltd., H Shares	252,800	223,652
Harbin Bank Company, Ltd., H Shares (C)	190,000	41,668
Harbin Electric Company, Ltd., H Shares	154,000	48,451
Harmonicare Medical Holdings, Ltd. (A)(C)	44,000	11,836
HC Group, Inc. (B)	100,500	70,558
Hengan International Group Company, Ltd.	154,000	1,387,474
HengTen Networks Group, Ltd. (A)	1,112,000	46,826
Hilong Holding, Ltd.	223,000	25,884
Hiroca Holdings, Ltd.	26,000	77,861
Hisense Kelon Electrical Holdings Company, Ltd., H Shares (B)	58,000	46,994
Honghua Group, Ltd. (A)	442,000	32,694
Honworld Group, Ltd. (C)	23,000	10,966
Hopefluent Group Holdings, Ltd. (B)	16,000	6,222
HOSA International, Ltd.	86,000	3,178
Hua Hong Semiconductor, Ltd. (C)	61,000	166,554
Huadian Fuxin Energy Corp., Ltd., H Shares	614,000	126,956
Huadian Power International Corp., Ltd., H Shares	304,000	113,105
Huaneng Power International, Inc., H Shares	432,000	277,658
Huaneng Renewables Corp., Ltd., H Shares	1,300,000	416,072
Huatai Securities Company, Ltd., H Shares (C)	118,200	177,166
Huazhu Group, Ltd., ADR	15,362	528,760
Huishang Bank Corp., Ltd., H Shares	79,200	34,335
Hydoo International Holding, Ltd. (A)	216,000	11,283
Industrial & Commercial Bank of China, Ltd., H Shares	5,884,000	4,345,910
Inner Mongolia Yitai Coal Company, Ltd., H Shares	484,900	424,073
JD.com, Inc., ADR (A)	23,010	720,213
Jiangnan Group, Ltd. (A)(B)	534,000	28,217
Jiangsu Expressway Company, Ltd., H Shares	156,000	197,295
Jiangxi Copper Company, Ltd., H Shares (B)	185,000	219,434
Jingrui Holdings, Ltd.	69,000	23,135
JinkoSolar Holding Company, Ltd., ADR (A)(B)	6,454	84,741
JNBY Design, Ltd.	47,500	81,180
Jumei International Holding, Ltd. (A)(B)	16,300	31,133
Kaisa Group Holdings, Ltd.	468,000	174,357
Kangda International Environmental Company, Ltd. (A)(C)	172,000	24,109
Kasen International Holdings, Ltd.	127,000	56,661
Kinetic Mines and Energy, Ltd.	156,000	9,553
Kingdee International Software Group Company, Ltd.	156,000	178,009
Kingsoft Corp., Ltd.	123,000	223,982
Koradior Holdings, Ltd.	51,000	62,083
KWG Group Holdings, Ltd.	307,512	329,475
10	JOHN HANCOCK EMERGING MARKETS FUND | ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Shares	Value
China (continued)
Labixiaoxin Snacks Group, Ltd. (A)	121,000	$8,791
Launch Tech Company, Ltd.	13,000	14,368
Legend Holdings Corp., H Shares (C)	55,500	171,866
Lemtech Holdings Company, Ltd.	4,000	29,063
Lenovo Group, Ltd. (B)	1,782,000	1,162,768
Leoch International Technology, Ltd. (A)	118,000	11,450
Leyou Technologies Holdings, Ltd. (A)(B)	400,000	142,784
Li Ning Company, Ltd. (A)	205,000	216,372
Lianhua Supermarket Holdings Company, Ltd., H Shares (A)	124,200	31,679
Lifetech Scientific Corp. (A)	254,000	62,218
Link Motion, Inc., ADR (A)(B)	6,959	6,515
Livzon Pharmaceutical Group, Inc., H Shares	15,989	64,584
Logan Property Holdings Company, Ltd.	326,000	407,889
Longfor Group Holdings, Ltd.	346,500	963,799
LongiTech Smart Energy Holding, Ltd. (A)(B)	54,000	12,595
Lonking Holdings, Ltd.	312,000	107,422
Luye Pharma Group, Ltd. (C)	104,500	98,462
Maanshan Iron & Steel Company, Ltd., H Shares	394,000	206,615
Maoye International Holdings, Ltd.	379,000	34,319
Metallurgical Corp. of China, Ltd., H Shares	378,000	103,632
Minsheng Education Group Company, Ltd. (A)(B)(C)	46,000	10,446
Minth Group, Ltd.	164,000	672,532
Modern Land China Company, Ltd.	188,000	28,054
Momo, Inc., ADR (A)	19,217	889,555
Nature Home Holding Company, Ltd. (A)	54,000	10,943
NetEase, Inc., ADR	9,534	1,884,967
New Century Healthcare Holding Company, Ltd. (B)(C)	31,500	30,081
New China Life Insurance Company, Ltd., H Shares	50,000	226,775
New Oriental Education & Technology Group, Inc., ADR	5,694	447,548
Noah Holdings, Ltd., ADR (A)	2,185	102,782
NVC Lighting Holding, Ltd.	330,000	26,089
On-Bright Electronics, Inc.	8,160	56,308
O-Net Technologies Group, Ltd. (A)(B)	56,000	31,937
Orient Securities Company Ltd./China (C)	104,800	70,633
Ourgame International Holdings, Ltd. (A)	55,000	5,469
Ozner Water International Holding, Ltd. (C)	54,000	12,946
Pacific Online, Ltd.	180,000	24,539
Parkson Retail Group, Ltd. (A)	452,000	48,989
PetroChina Company, Ltd., H Shares	1,922,000	1,413,178
Phoenix New Media, Ltd., ADR (A)	4,800	24,576
PICC Property & Casualty Company, Ltd., H Shares	420,894	474,586
Ping An Insurance Group Company of China, Ltd., H Shares	790,000	7,620,222
Poly Culture Group Corp., Ltd., H Shares	9,200	12,942
Postal Savings Bank of China Company, Ltd., H Shares (C)	102,000	60,121
Powerlong Real Estate Holdings, Ltd.	320,000	163,661
PW Medtech Group, Ltd. (A)	143,000	29,154
SEE NOTES TO FINANCIAL STATEMENTS	ANNUAL REPORT | JOHN HANCOCK EMERGING MARKETS FUND	11

	Shares	Value
China (continued)
Q Technology Group Company, Ltd. (B)	89,000	$57,561
Qingdao Port International Company, Ltd., H Shares (A)(C)	158,000	119,857
Qingling Motors Company, Ltd., H Shares	196,000	53,463
Qinhuangdao Port Company, Ltd., H Shares (B)	114,500	27,005
Qinqin Foodstuffs Group Cayman Company, Ltd. (A)(B)	36,100	10,537
Qunxing Paper Holdings Company, Ltd. (A)(D)	969,268	0
Red Star Macalline Group Corp., Ltd., H Shares (C)	43,280	44,485
Redco Properties Group, Ltd. (B)(C)	248,000	158,350
Regal International Airport Group Company, Ltd.	52,000	48,179
Renhe Commercial Holdings Company, Ltd. (A)(B)	3,476,000	84,177
Ronshine China Holdings, Ltd. (A)	109,500	131,585
Sany Heavy Equipment International Holdings Company, Ltd.	275,000	97,542
Semiconductor Manufacturing International Corp., ADR (A)(B)	138,828	820,473
Shandong Chenming Paper Holdings, Ltd., H Shares (B)	99,876	69,431
Shandong Weigao Group Medical Polymer Company, Ltd., H Shares (B)	276,000	261,457
Shandong Xinhua Pharmaceutical Company, Ltd., H Shares	81,000	42,848
Shanghai Dasheng Agricultural Finance Technology Company, Ltd., H Shares (A)	512,000	3,589
Shanghai Electric Group Company, Ltd., H Shares	328,000	102,838
Shanghai Fosun Pharmaceutical Group Company, Ltd., H Shares	18,000	72,780
Shanghai Fudan Microelectronics Group Company, Ltd., H Shares (A)	14,000	14,311
Shanghai Fudan-Zhangjiang Bio-Pharmaceutical Company, Ltd., H Shares	41,000	21,687
Shanghai Haohai Biological Technology Company, Ltd., H Shares (C)	5,700	42,654
Shanghai Jin Jiang International Hotels Group Company, Ltd., H Shares	344,000	98,768
Shanghai Pharmaceuticals Holding Company, Ltd., H Shares	107,700	282,907
Shanghai Prime Machinery Company, Ltd., H Shares (A)	206,000	30,975
Shengjing Bank Company, Ltd., H Shares (C)	44,000	23,011
Shengli Oil & Gas Pipe Holdings, Ltd. (A)	450,000	11,700
Shenguan Holdings Group, Ltd.	400,000	20,899
Shenzhen Expressway Company, Ltd., H Shares	134,000	130,012
Shenzhou International Group Holdings, Ltd.	108,000	1,418,543
Shui On Land, Ltd.	799,067	190,572
Shunfeng International Clean Energy, Ltd. (A)	568,000	18,463
Sichuan Expressway Company, Ltd., H Shares	226,000	67,682
Sihuan Pharmaceutical Holdings Group, Ltd.	915,000	203,030
Silergy Corp.	8,000	157,787
SinoMedia Holding, Ltd.	54,000	13,010
Sino-Ocean Group Holding, Ltd.	764,681	389,068
Sinopec Engineering Group Company, Ltd., H Shares	296,500	309,197
Sinopec Shanghai Petrochemical Company, Ltd., H Shares	726,000	426,769
Sinopharm Group Company, Ltd., H Shares	220,800	1,098,794
Sinosoft Technology Group, Ltd.	228,000	76,516
12	JOHN HANCOCK EMERGING MARKETS FUND | ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Shares	Value
China (continued)
Sinotrans, Ltd., H Shares	461,574	$193,651
Sinotruk Hong Kong, Ltd. (B)	161,055	240,539
Skyfame Realty Holdings, Ltd.	184,000	126,899
SOHO China, Ltd.	496,500	199,373
Sohu.Com, Ltd. (A)(B)	4,624	98,722
Springland International Holdings, Ltd.	247,000	59,820
Sun King Power Electronics Group (B)	54,000	10,178
Sunac China Holdings, Ltd.	439,000	1,440,573
Suncity Group Holdings, Ltd. (A)	310,000	57,334
Sunny Optical Technology Group Company, Ltd.	98,000	1,249,113
Sunshine 100 China Holdings, Ltd. (A)(C)	77,000	39,277
TAL Education Group, ADR (A)	20,493	606,593
Tarena International, Inc., ADR (B)	4,850	41,225
Tencent Holdings, Ltd.	516,900	22,220,069
Tenwow International Holdings, Ltd. (D)	177,000	8,570
The People's Insurance Company Group of China, Ltd., H Shares	583,000	252,894
Tian Ge Interactive Holdings, Ltd. (C)	63,000	41,840
Tian Shan Development Holding, Ltd.	134,000	41,158
Tiangong International Company, Ltd. (B)	220,000	52,160
Tianjin Capital Environmental Protection Group Company, Ltd., H Shares (A)(B)	70,000	28,203
Tianneng Power International, Ltd.	224,700	279,296
Tingyi Cayman Islands Holding Corp.	410,000	732,599
Tong Ren Tang Technologies Company, Ltd., H Shares	164,000	237,997
Tonly Electronics Holdings, Ltd.	29,780	24,877
TravelSky Technology, Ltd., H Shares (B)	90,500	232,377
Trigiant Group, Ltd.	242,000	36,675
Tsaker Chemical Group, Ltd. (C)	13,000	8,948
Tsingtao Brewery Company, Ltd., H Shares	24,000	114,136
Tuniu Corp., ADR (A)(B)	1,300	9,737
Uni-President China Holdings, Ltd.	208,600	205,558
V1 Group, Ltd. (A)(D)	329,600	20,157
Vipshop Holdings, Ltd., ADR (A)	62,577	436,787
Wanguo International Mining Group, Ltd.	46,000	9,672
Want Want China Holdings, Ltd.	1,340,000	1,095,100
Weibo Corp., ADR (A)(B)	4,493	344,793
Weichai Power Company, Ltd., H Shares	489,600	519,252
Weiqiao Textile Company, H Shares	25,500	9,233
West China Cement, Ltd.	592,000	109,454
Wisdom Education International Holdings Company, Ltd.	76,000	43,246
Xiabuxiabu Catering Management China Holdings Company, Ltd. (B)(C)	94,000	148,099
Xiamen International Port Company, Ltd., H Shares	308,662	43,259
Xingda International Holdings, Ltd.	189,426	55,063
Xinhua Winshare Publishing and Media Company, Ltd., H Shares	86,650	57,761
SEE NOTES TO FINANCIAL STATEMENTS	ANNUAL REPORT | JOHN HANCOCK EMERGING MARKETS FUND	13

	Shares	Value
China (continued)
Xinjiang Goldwind Science & Technology Company, Ltd., H Shares	101,920	$109,216
Xinjiang Xinxin Mining Industry Company, Ltd., H Shares (A)	170,000	19,515
Xinyi Solar Holdings, Ltd.	856,000	255,317
Xinyuan Real Estate Company, Ltd., ADR	8,912	41,619
Xtep International Holdings, Ltd.	160,500	107,237
Xunlei, Ltd., ADR (A)(B)	3,300	31,416
Yadea Group Holdings, Ltd. (B)(C)	238,000	88,851
Yangtze Optical Fibre and Cable Joint Stock, Ltd., Company, H Shares (C)	34,500	117,292
Yanzhou Coal Mining Company, Ltd., H Shares	418,000	483,910
Yashili International Holdings, Ltd. (A)	178,000	35,838
YiChang HEC ChangJiang Pharmaceutical Company, Ltd., H Shares (C)	14,800	67,678
Yida China Holdings, Ltd.	28,000	9,450
Yihai International Holding, Ltd.	92,000	235,832
Yirendai, Ltd., ADR (B)	4,414	80,026
Youyuan International Holdings, Ltd. (A)(B)	96,000	36,336
Yuanda China Holdings, Ltd. (A)	252,000	2,826
Yum China Holdings, Inc.	36,446	1,409,731
Yunnan Water Investment Company, Ltd., H Shares	61,000	18,826
Yuzhou Properties Company, Ltd.	434,000	230,948
YY, Inc., ADR (A)	8,184	625,503
Zhaojin Mining Industry Company, Ltd., H Shares	114,000	88,916
Zhejiang Expressway Company, Ltd., H Shares	252,000	200,077
Zhejiang Glass Company, Ltd., H Shares (A)(D)	172,000	0
Zhengzhou Coal Mining Machinery Group Company, Ltd., H Shares	38,600	19,704
Zhong An Real Estate, Ltd. (A)	540,400	22,394
Zhongsheng Group Holdings, Ltd.	149,500	328,282
Zhou Hei Ya International Holdings Company, Ltd. (A)(B)(C)	130,000	77,906
Zhuzhou CRRC Times Electric Company, Ltd., H Shares	60,500	326,717
Zijin Mining Group Company, Ltd., H Shares	1,099,384	410,799
Zoomlion Heavy Industry Science and Technology Company, Ltd., H Shares	288,400	105,850
ZTE Corp., H Shares	33,040	64,223
ZTO Express Cayman, Inc. (B)	35,168	649,201
Colombia 0.5%		5,396,513
Almacenes Exito SA	82,011	426,996
Banco de Bogota SA	9,120	206,582
Bancolombia SA	33,910	365,132
Bancolombia SA, ADR	8,727	378,403
Bolsa de Valores de Colombia	15,170	57,769
Celsia SA ESP	110,137	163,607
Cementos Argos SA	68,506	202,854
CEMEX Latam Holdings SA (A)	52,537	108,656
14	JOHN HANCOCK EMERGING MARKETS FUND | ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Shares	Value
Colombia (continued)
Corp. Financiera Colombiana SA (A)	32,090	$254,727
Ecopetrol SA	1,217,765	1,367,220
Ecopetrol SA, ADR (B)	2,542	57,449
Empresa de Telecomunicaciones de Bogota (A)	50,637	5,652
Grupo Argos SA	23,804	149,256
Grupo Aval Acciones y Valores SA, ADR (B)	12,657	100,117
Grupo de Inversiones Suramericana SA	37,835	447,141
Grupo Energia Bogota SA ESP	207,964	139,614
Grupo Nutresa SA	39,193	343,276
Interconexion Electrica SA ESP	140,155	622,062
Czech Republic 0.2%		1,806,434
CEZ AS	40,590	1,028,934
Komercni banka AS	4,927	204,870
Moneta Money Bank AS (C)	92,273	322,528
O2 Czech Republic AS	14,415	170,329
Philip Morris CR AS	119	79,773
Egypt 0.1%		674,252
Commercial International Bank Egypt SAE, GDR	142,585	674,252
Greece 0.3%		3,154,938
Aegean Airlines SA	11,008	100,948
Alpha Bank AE (A)	35,802	65,584
Athens Water Supply & Sewage Company SA	9,971	63,070
Bank of Greece	2,764	46,262
Ellaktor SA (A)	29,391	60,148
FF Group (A)	6,657	15,111
Fourlis Holdings SA (A)	14,928	94,355
GEK Terna Holding Real Estate Construction SA (A)	18,488	110,224
Hellenic Exchanges - Athens Stock Exchange SA	11,360	58,932
Hellenic Petroleum SA	22,305	188,897
Hellenic Telecommunications Organization SA	42,743	544,545
Holding Company ADMIE IPTO SA	26,912	51,398
Intralot SA-Integrated Lottery Systems & Services (A)	84,682	72,563
JUMBO SA	16,648	248,838
LAMDA Development SA (A)	3,765	29,195
Marfin Investment Group Holdings SA (A)	311,954	36,428
Motor Oil Hellas Corinth Refineries SA	13,366	314,916
Mytilineos Holdings SA	33,135	331,666
National Bank of Greece SA (A)	29,342	8,223
OPAP SA	27,155	291,437
Piraeus Bank SA (A)	380	1,057
Piraeus Port Authority SA	2,954	55,568
Public Power Corp. SA (A)	26,912	52,190
Terna Energy SA	25,997	183,912
Titan Cement Company SA	5,632	129,471
SEE NOTES TO FINANCIAL STATEMENTS	ANNUAL REPORT | JOHN HANCOCK EMERGING MARKETS FUND	15

	Shares	Value
Hong Kong 3.9%		$45,058,239
Ajisen China Holdings, Ltd.	170,000	71,492
Alibaba Health Information Technology, Ltd. (A)	160,000	162,132
Alibaba Pictures Group, Ltd. (A)	2,350,000	284,688
AMVIG Holdings, Ltd.	405,333	104,870
Anxin-China Holdings, Ltd. (A)(D)	1,988,000	0
Asian Citrus Holdings, Ltd. (A)(D)	144,000	6,330
AVIC International Holding HK, Ltd. (A)	906,799	22,095
Beijing Enterprises Clean Energy Group, Ltd. (A)	5,102,857	102,141
Beijing Enterprises Holdings, Ltd.	76,930	369,386
Beijing Enterprises Medical & Health Group, Ltd. (A)	834,000	36,686
Beijing Enterprises Water Group, Ltd. (A)	990,000	540,320
Beijing Gas Blue Sky Holdings, Ltd. (A)	1,040,000	75,544
Beijing Properties Holdings, Ltd. (A)	834,000	31,366
Bosideng International Holdings, Ltd.	812,000	102,493
Brilliance China Automotive Holdings, Ltd.	374,000	593,479
C C Land Holdings, Ltd.	539,540	132,081
Canvest Environmental Protection Group Company, Ltd. (B)	108,000	56,965
Capital Environment Holdings, Ltd. (A)	666,000	17,408
Carnival Group International Holdings, Ltd. (A)(B)	1,630,000	67,528
Carrianna Group Holdings Company, Ltd.	130,000	18,715
CECEP COSTIN New Materials Group, Ltd. (A)(D)	162,000	0
Century Sunshine Group Holdings, Ltd. (A)	560,000	16,420
CGN New Energy Holdings Company, Ltd.	262,000	45,769
Chiho Environmental Group, Ltd. (A)(B)	80,000	29,724
China Aerospace International Holdings, Ltd.	502,755	41,636
China Agri-Industries Holdings, Ltd.	487,600	193,972
China All Access Holdings, Ltd. (B)	266,000	25,752
China Animation Characters Company, Ltd. (B)	51,000	17,742
China Chengtong Development Group, Ltd. (A)(B)	158,000	5,132
China Dynamics Holdings, Ltd. (A)	870,000	13,195
China Electronics Huada Technology Company, Ltd.	112,000	11,290
China Energine International Holdings, Ltd. (A)(B)	333,589	10,210
China Everbright International, Ltd.	433,000	364,742
China Everbright, Ltd.	219,000	383,838
China Fiber Optic Network System Group, Ltd. (A)(D)	419,600	7,485
China Foods, Ltd. (B)	274,000	136,280
China Gas Holdings, Ltd.	304,800	969,429
China Glass Holdings, Ltd. (A)	182,000	14,622
China Grand Pharmaceutical And Healthcare Holdings, Ltd. (A)(B)	172,000	118,337
China High Precision Automation Group, Ltd. (A)(D)	74,000	11,691
China High Speed Transmission Equipment Group Company, Ltd. (B)	58,000	64,520
China Jinmao Holdings Group, Ltd.	1,100,000	519,374
China Lumena New Materials Corp. (A)(B)(D)	1,272,000	0
China Mengniu Dairy Company, Ltd. (A)	156,000	450,720
China Merchants Land, Ltd.	384,000	58,269
16	JOHN HANCOCK EMERGING MARKETS FUND | ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Shares	Value
Hong Kong (continued)
China Merchants Port Holdings Company, Ltd.	175,697	$358,937
China Metal Recycling Holdings, Ltd. (A)(D)	14,579,934	0
China Metal Resources Utilization, Ltd. (A)(C)	132,000	78,571
China Minsheng Financial Holding Corp., Ltd. (A)(B)	1,940,000	98,913
China Mobile, Ltd., ADR	200,594	9,626,506
China New Town Development Company, Ltd.	1,070,332	31,119
China NT Pharma Group Company, Ltd.	112,500	21,516
China Nuclear Energy Technology Corp., Ltd. (A)	104,000	10,607
China Oceanwide Holdings, Ltd. (A)(B)	240,000	12,240
China Oil & Gas Group, Ltd. (A)	977,040	75,975
China Overseas Grand Oceans Group, Ltd.	408,000	144,225
China Overseas Land & Investment, Ltd.	584,000	1,851,004
China Overseas Property Holdings, Ltd.	440,667	141,649
China Power Clean Energy Development Company, Ltd. (B)	112,500	43,455
China Power International Development, Ltd.	744,666	162,358
China Properties Group, Ltd. (A)	246,000	39,484
China Resources Beer Holdings Company, Ltd.	161,981	690,049
China Resources Cement Holdings, Ltd.	357,518	418,094
China Resources Gas Group, Ltd.	232,000	1,057,437
China Resources Land, Ltd.	654,444	2,282,868
China Resources Power Holdings Company, Ltd.	322,882	582,127
China Ruifeng Renewable Energy Holdings, Ltd. (A)	212,000	15,937
China Singyes Solar Technologies Holdings, Ltd. (B)	149,160	47,154
China South City Holdings, Ltd.	938,000	165,054
China State Construction International Holdings, Ltd.	239,600	249,556
China Taiping Insurance Holdings Company, Ltd.	111,310	353,644
China Traditional Chinese Medicine Holdings Company, Ltd.	270,000	196,952
China Travel International Investment Hong Kong, Ltd.	500,000	162,566
China Unicom Hong Kong, Ltd., ADR	216,019	2,531,743
China Vast Industrial Urban Development Company, Ltd. (C)	37,000	16,873
China Water Affairs Group, Ltd.	242,000	277,396
China Water Industry Group, Ltd. (A)(B)	204,000	37,953
China Wood Optimization Holding, Ltd.	48,000	12,233
CIMC Enric Holdings, Ltd.	86,000	79,884
CITIC Dameng Holdings, Ltd. (A)	191,000	11,201
CITIC Resources Holdings, Ltd.	594,000	60,580
CITIC, Ltd.	294,923	419,853
Citychamp Watch & Jewellery Group, Ltd.	237,800	51,809
Clear Media, Ltd. (D)	87,000	56,531
Comba Telecom Systems Holdings, Ltd. (A)(B)	395,004	62,972
Concord New Energy Group, Ltd.	1,460,000	61,482
COSCO SHIPPING International Hong Kong Company, Ltd.	157,040	55,444
COSCO SHIPPING Ports, Ltd.	399,281	422,887
Coslight Technology International Group Company, Ltd. (A)	54,000	18,374
CP Pokphand Company, Ltd.	1,730,000	158,788
CWT International, Ltd. (A)(B)	790,000	20,916
SEE NOTES TO FINANCIAL STATEMENTS	ANNUAL REPORT | JOHN HANCOCK EMERGING MARKETS FUND	17

	Shares	Value
Hong Kong (continued)
Dah Chong Hong Holdings, Ltd.	225,000	$97,853
Dawnrays Pharmaceutical Holdings, Ltd.	222,000	60,826
DBA Telecommunication Asia Holdings, Ltd. (A)(D)	32,000	0
Digital China Holdings, Ltd. (A)	186,000	97,219
Dynasty Fine Wines Group, Ltd. (A)(D)	242,000	0
Embry Holdings, Ltd.	24,000	9,545
EVA Precision Industrial Holdings, Ltd.	132,000	12,457
Far East Horizon, Ltd.	470,000	444,860
FDG Electric Vehicles, Ltd. (A)	2,880,000	36,008
Fullshare Holdings, Ltd. (A)(B)	555,000	222,128
GCL New Energy Holdings, Ltd. (A)	1,456,000	54,839
GCL-Poly Energy Holdings, Ltd. (A)	4,428,000	299,389
Gemdale Properties & Investment Corp., Ltd.	900,000	86,103
Glorious Property Holdings, Ltd. (A)	793,000	44,005
Goldlion Holdings, Ltd.	261,000	109,752
Goldpac Group, Ltd.	91,000	22,511
Good Friend International Holdings, Inc.	42,000	9,364
Ground International Development, Ltd. (A)	85,000	14,617
Guangdong Investment, Ltd.	290,000	514,832
Guangdong Land Holdings, Ltd. (A)	142,000	35,482
Haier Electronics Group Company, Ltd.	206,000	537,218
Hanergy Thin Film Power Group, Ltd. (A)(D)	2,486,000	68,099
Health and Happiness H&H International Holdings, Ltd. (A)	54,000	342,283
Heng Tai Consumables Group, Ltd. (A)	130,000	4,972
Hengdeli Holdings, Ltd. (A)	588,400	24,021
Hi Sun Technology China, Ltd. (A)	378,000	56,474
HKC Holdings, Ltd.	42,016	35,476
Hopson Development Holdings, Ltd.	164,000	152,082
Hua Han Health Industry Holdings, Ltd. (A)(D)	1,415,910	33,464
IMAX China Holding, Inc. (C)	31,000	79,473
Inspur International, Ltd.	52,000	21,685
Jiayuan International Group, Ltd.	191,748	383,167
Jinchuan Group International Resources Company, Ltd. (A)(B)	663,000	89,633
Jinmao Hotel and Jinmao China Hotel Investments and Management, Ltd.	16,000	9,233
Joy City Property, Ltd.	784,000	95,951
Ju Teng International Holdings, Ltd.	189,722	35,771
K Wah International Holdings, Ltd.	239,990	132,193
Kingboard Holdings, Ltd.	168,648	600,370
Kingboard Laminates Holdings, Ltd.	274,000	259,053
KuangChi Science, Ltd. (A)(B)	354,000	32,036
Kunlun Energy Company, Ltd.	880,000	919,993
Lai Fung Holdings, Ltd.	39,388	47,698
Le Saunda Holdings, Ltd.	100,400	14,322
Lee & Man Chemical Company, Ltd.	30,000	22,680
Lee & Man Paper Manufacturing, Ltd.	342,000	328,148
18	JOHN HANCOCK EMERGING MARKETS FUND | ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Shares	Value
Hong Kong (continued)
Lee's Pharmaceutical Holdings, Ltd.	32,000	$28,667
Lifestyle China Group, Ltd. (A)	115,500	51,670
LVGEM China Real Estate Investment Company, Ltd.	32,000	11,016
Mingfa Group International Company, Ltd. (A)(D)	995,000	95,839
Minmetals Land, Ltd.	456,000	78,505
Nan Hai Corp., Ltd.	2,900,000	71,733
NetDragon Websoft Holdings, Ltd.	24,000	50,335
New Provenance Everlasting Holdings, Ltd. (A)(B)	2,330,000	13,371
New World Department Store China, Ltd. (A)	145,000	34,186
Nine Dragons Paper Holdings, Ltd.	374,000	424,712
North Mining Shares Company, Ltd. (A)	2,800,000	17,476
Overseas Chinese Town Asia Holdings, Ltd.	58,000	20,988
Panda Green Energy Group, Ltd. (A)	832,000	41,898
PAX Global Technology, Ltd.	165,000	81,615
Phoenix Media Investment Holdings, Ltd.	228,000	22,096
Poly Property Group Company, Ltd.	485,944	185,326
Pou Sheng International Holdings, Ltd.	348,000	67,861
Prosperity International Holdings HK, Ltd. (A)	540,000	4,061
REXLot Holdings, Ltd. (A)	4,565,304	11,626
Road King Infrastructure, Ltd.	57,000	96,845
Rotam Global Agrosciences, Ltd.	20,929	16,215
Seaspan Corp. (B)	10,428	96,146
Shanghai Industrial Holdings, Ltd.	110,041	262,377
Shanghai Industrial Urban Development Group, Ltd.	349,500	61,514
Shanghai Zendai Property, Ltd. (A)(B)	1,680,000	29,984
Shenzhen International Holdings, Ltd.	204,115	383,063
Shenzhen Investment, Ltd.	758,935	248,680
Shimao Property Holdings, Ltd.	405,000	1,209,481
Shougang Concord International Enterprises Company, Ltd. (A)	1,888,000	46,716
Shougang Fushan Resources Group, Ltd.	510,000	113,883
Silver Grant International Industries, Ltd. (A)	252,334	50,766
SIM Technology Group, Ltd.	289,000	11,051
Sino Biopharmaceutical, Ltd.	883,500	1,119,756
Sino Oil And Gas Holdings, Ltd. (A)(B)	279,000	9,247
Sinofert Holdings, Ltd. (A)(B)	436,000	50,027
Sinolink Worldwide Holdings, Ltd. (A)	334,000	30,249
Sinopec Kantons Holdings, Ltd.	238,000	106,207
Sinotrans Shipping, Ltd.	330,500	82,966
Skyworth Digital Holdings, Ltd.	444,025	143,795
SMI Holdings Group, Ltd. (A)(B)	231,200	68,959
Sparkle Roll Group, Ltd. (A)(B)	208,000	7,956
SRE Group, Ltd. (A)	908,000	20,602
SSY Group, Ltd.	522,733	486,367
Summi Group Holdings, Ltd.	152,000	7,754
Sun Art Retail Group, Ltd.	507,000	584,999
Symphony Holdings, Ltd.	150,000	20,077
SEE NOTES TO FINANCIAL STATEMENTS	ANNUAL REPORT | JOHN HANCOCK EMERGING MARKETS FUND	19

	Shares	Value
Hong Kong (continued)
TCL Electronics Holdings, Ltd.	155,600	$75,595
Tech Pro Technology Development, Ltd. (A)(D)	966,000	8,369
Texhong Textile Group, Ltd.	77,500	133,372
Tian An China Investment Company, Ltd.	396,000	217,583
Tianjin Development Holdings, Ltd.	38,000	14,295
Tianjin Port Development Holdings, Ltd. (A)	654,000	76,704
Tibet Water Resources, Ltd. (A)	332,000	100,277
Time Watch Investments, Ltd.	62,000	8,926
Tomson Group, Ltd.	183,758	58,559
Tongda Group Holdings, Ltd. (B)	1,020,000	153,454
Top Spring International Holdings, Ltd.	90,000	28,334
Towngas China Company, Ltd. (A)	189,672	174,843
TPV Technology, Ltd.	256,588	26,151
Truly International Holdings, Ltd. (A)	343,000	55,123
United Energy Group, Ltd.	1,872,000	307,799
Vinda International Holdings, Ltd.	39,000	65,317
Wasion Group Holdings, Ltd.	146,000	73,684
Wison Engineering Services Company, Ltd. (A)	96,000	13,702
Xinchen China Power Holdings, Ltd. (A)	131,000	13,199
Yanchang Petroleum International, Ltd. (A)	3,192,273	36,217
Yip's Chemical Holdings, Ltd.	148,000	51,882
Yuexiu Property Company, Ltd.	1,629,516	295,122
Yuexiu Transport Infrastructure, Ltd. (B)	130,000	101,097
Zhongyu Gas Holdings, Ltd. (B)	129,006	132,730
Zhuguang Holdings Group Company, Ltd. (A)(B)	276,000	54,171
Zhuhai Holdings Investment Group, Ltd.	218,000	25,002
Hungary 0.4%		4,059,443
Magyar Telekom Telecommunications PLC	183,970	269,665
MOL Hungarian Oil & Gas PLC	182,233	1,859,639
OTP Bank NYRT	41,601	1,530,558
Richter Gedeon Nyrt	20,349	399,581
India 13.6%		157,351,889
3M India, Ltd. (A)	371	134,568
5Paisa Capital, Ltd. (A)	5,663	25,058
8K Miles Software Services, Ltd.	4,309	19,964
Aarti Industries, Ltd.	13,770	267,554
Aban Offshore, Ltd. (A)	10,469	17,027
ABB India, Ltd.	4,994	92,413
Abbott India, Ltd.	689	80,386
ACC, Ltd.	10,025	232,590
Adani Enterprises, Ltd.	108,639	343,961
Adani Green Energy, Ltd. (A)	82,674	66,616
Adani Ports & Special Economic Zone, Ltd.	145,494	786,542
Adani Power, Ltd. (A)	454,018	228,693
20	JOHN HANCOCK EMERGING MARKETS FUND | ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Shares	Value
India (continued)
Adani Transmission, Ltd. (A)	79,630	$256,728
Aditya Birla Capital, Ltd. (A)	144,849	288,654
Aditya Birla Fashion and Retail, Ltd. (A)	141,078	397,598
Aegis Logistics, Ltd.	43,330	134,281
Agro Tech Foods, Ltd.	1,095	10,071
AIA Engineering, Ltd.	8,841	220,055
Ajanta Pharma, Ltd. (A)	9,615	172,437
Akzo Nobel India, Ltd.	5,022	122,065
Alembic Pharmaceuticals, Ltd.	18,393	155,902
Alembic, Ltd.	33,604	22,548
Alkyl Amines Chemicals	2,278	20,877
Allahabad Bank (A)	56,789	34,350
Allcargo Logistics, Ltd.	26,237	43,619
Amara Raja Batteries, Ltd.	16,755	200,131
Ambuja Cements, Ltd.	64,773	221,807
Anant Raj, Ltd.	30,231	21,194
Andhra Bank (A)	66,994	32,124
Apar Industries, Ltd.	4,039	35,264
APL Apollo Tubes, Ltd.	2,295	52,783
Apollo Hospitals Enterprise, Ltd.	22,461	373,845
Apollo Tyres, Ltd.	118,078	419,424
Arvind, Ltd.	50,474	287,332
Asahi India Glass, Ltd.	21,842	105,545
Ashapura Intimates Fashion, Ltd.	3,188	20,548
Ashiana Housing, Ltd.	9,207	19,733
Ashok Leyland, Ltd.	376,217	688,516
Ashoka Buildcon, Ltd.	21,517	41,896
Asian Granito India, Ltd.	2,741	9,074
Asian Paints, Ltd.	53,639	1,039,539
Astra Microwave Products, Ltd.	3,253	4,500
Astral Polytechnik, Ltd.	6,724	104,984
Atul, Ltd.	3,428	156,240
Aurobindo Pharma, Ltd.	100,089	1,007,217
Automotive Axles, Ltd.	1,424	27,935
Avanti Feeds, Ltd.	13,278	79,187
Axis Bank, Ltd. (A)	169,127	1,550,597
Bajaj Auto, Ltd.	13,307	517,206
Bajaj Corp., Ltd.	20,442	124,641
Bajaj Electricals, Ltd.	11,808	94,243
Bajaj Finance, Ltd.	35,872	1,446,588
Bajaj Finserv, Ltd.	16,105	1,536,342
Bajaj Hindusthan Sugar, Ltd. (A)	178,945	17,306
Bajaj Holdings & Investment, Ltd.	10,297	452,321
Balaji Amines, Ltd.	3,283	27,098
Balaji Telefilms, Ltd.	4,394	6,796
Balkrishna Industries, Ltd.	45,221	866,064
SEE NOTES TO FINANCIAL STATEMENTS	ANNUAL REPORT | JOHN HANCOCK EMERGING MARKETS FUND	21

	Shares	Value
India (continued)
Ballarpur Industries, Ltd. (A)	88,990	$11,800
Balmer Lawrie & Company, Ltd.	16,866	54,742
Balrampur Chini Mills, Ltd. (A)	77,573	83,614
Banco Products India, Ltd.	6,956	22,283
Bank of Baroda (A)	132,893	287,482
Bank of India (A)	55,900	79,712
Bank of Maharashtra (A)	28,201	5,235
Bata India, Ltd.	6,260	95,729
BEML, Ltd.	4,238	50,280
Berger Paints India, Ltd.	66,305	313,692
BF Utilities, Ltd. (A)	2,743	12,922
Bhansali Engineering Polymers, Ltd.	13,362	24,741
Bharat Electronics, Ltd.	176,349	283,475
Bharat Financial Inclusion, Ltd. (A)	6,325	103,851
Bharat Forge, Ltd.	69,342	664,987
Bharat Heavy Electricals, Ltd.	241,293	275,015
Bharat Petroleum Corp., Ltd.	107,503	549,285
Bharti Airtel, Ltd.	380,131	2,056,393
Bharti Infratel, Ltd.	64,371	259,764
Biocon, Ltd.	36,770	324,168
Birla Corp., Ltd.	6,926	73,540
Bliss Gvs Pharma, Ltd.	11,066	29,402
BLS International Services, Ltd.	4,026	9,516
Blue Dart Express, Ltd.	1,696	82,494
Blue Star, Ltd.	7,278	69,743
Bodal Chemicals, Ltd.	20,244	34,427
Bombay Dyeing & Manufacturing Company, Ltd.	15,007	57,111
Bombay Rayon Fashions, Ltd. (A)	6,972	1,380
Bosch, Ltd.	878	271,998
Brigade Enterprises, Ltd.	15,066	44,738
Britannia Industries, Ltd.	4,109	391,221
BSE, Ltd.	2,475	25,835
Cadila Healthcare, Ltd.	48,479	276,556
Can Fin Homes, Ltd.	19,419	87,560
Canara Bank (A)	47,423	190,081
Capital First, Ltd.	4,763	43,266
Caplin Point Laboratories, Ltd.	6,805	42,348
Carborundum Universal, Ltd.	16,322	85,680
Care Ratings, Ltd.	7,867	144,698
Castrol India, Ltd.	61,540	138,030
CCL Products India, Ltd.	26,452	108,493
Ceat, Ltd.	9,821	191,979
Central Bank of India (A)	10,366	10,007
Central Depository Services India, Ltd.	5,991	22,023
Century Plyboards India, Ltd.	28,588	89,982
Century Textiles & Industries, Ltd.	3,417	47,405
22	JOHN HANCOCK EMERGING MARKETS FUND | ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Shares	Value
India (continued)
Cera Sanitaryware, Ltd.	1,554	$60,193
CESC, Ltd.	24,066	337,507
CG Power and Industrial Solutions, Ltd. (A)	172,208	143,997
Chambal Fertilizers & Chemicals, Ltd.	75,728	177,198
Chennai Petroleum Corp., Ltd.	15,814	70,383
Chennai Super Kings Cricket, Ltd. (A)(D)	271,316	8,607
Cholamandalam Investment and Finance Company, Ltd.	8,969	186,664
Cipla, Ltd.	62,867	586,039
City Union Bank, Ltd.	58,455	166,624
Coal India, Ltd.	77,159	310,846
Coffee Day Enterprises, Ltd. (A)(C)	11,548	45,031
Colgate-Palmolive India, Ltd.	20,016	329,905
Container Corp. Of India, Ltd.	17,738	162,668
Coromandel International, Ltd.	35,263	209,088
Corp Bank (A)	67,269	26,528
Cox & Kings, Ltd.	38,917	124,761
CRISIL, Ltd.	6,647	165,032
Crompton Greaves Consumer Electricals, Ltd.	202,125	711,316
Cummins India, Ltd.	7,559	82,330
Cyient, Ltd.	19,112	196,729
D B Realty, Ltd. (A)	35,973	14,650
Dabur India, Ltd.	104,748	706,954
Dalmia Bharat, Ltd.	12,963	481,673
DB Corp., Ltd.	10,044	31,619
DCB Bank, Ltd.	69,066	174,579
DCM Shriram, Ltd.	16,548	90,284
Deepak Fertilisers & Petrochemicals Corp., Ltd.	10,021	35,664
Deepak Nitrite, Ltd.	6,386	23,584
Delta Corp., Ltd.	12,378	47,676
DEN Networks, Ltd. (A)	23,366	16,341
Dena Bank (A)	184,325	44,700
Dewan Housing Finance Corp., Ltd.	64,613	608,693
Dhampur Sugar Mills, Ltd.	6,521	8,142
Dhanuka Agritech, Ltd.	3,106	24,191
Dilip Buildcon, Ltd. (C)	14,958	177,016
Dish TV India, Ltd. (A)	149,432	150,669
Dishman Carbogen Amcis, Ltd. (A)	33,282	139,354
Divi's Laboratories, Ltd.	27,745	512,683
DLF, Ltd.	107,545	335,680
Dr. Lal PathLabs, Ltd. (C)	3,512	52,063
Dr. Reddy's Laboratories, Ltd.	26,727	940,118
Dredging Corp. of India, Ltd.	1,050	6,965
Dynamatic Technologies, Ltd.	876	20,238
eClerx Services, Ltd.	14,749	220,837
Edelweiss Financial Services, Ltd.	128,456	508,700
Eicher Motors, Ltd.	2,569	1,013,079
SEE NOTES TO FINANCIAL STATEMENTS	ANNUAL REPORT | JOHN HANCOCK EMERGING MARKETS FUND	23

	Shares	Value
India (continued)
EID Parry India, Ltd.	21,964	$67,161
EIH, Ltd.	41,907	106,246
Electrosteel Castings, Ltd.	54,318	16,783
Elgi Equipments, Ltd.	15,157	61,919
Emami, Ltd.	28,558	228,647
Engineers India, Ltd.	44,631	80,274
Entertainment Network India, Ltd.	1,131	11,169
Eris Lifesciences, Ltd. (A)(C)	5,216	53,361
Eros International Media, Ltd. (A)	10,396	16,205
Escorts, Ltd.	17,668	217,049
Essel Propack, Ltd.	72,642	125,550
Eveready Industries India, Ltd.	16,749	59,838
Excel Industries, Ltd.	557	12,968
Exide Industries, Ltd.	70,040	282,524
FDC, Ltd. (A)	17,683	61,078
Federal Bank, Ltd.	381,630	436,091
Federal-Mogul Goetze India, Ltd. (A)	8,475	53,543
Finolex Cables, Ltd.	29,330	226,811
Finolex Industries, Ltd. (A)	15,101	134,278
Firstsource Solutions, Ltd.	87,222	92,745
Fortis Healthcare, Ltd. (A)	101,311	209,814
Future Enterprises, Ltd. (A)	34,346	22,937
Future Lifestyle Fashions, Ltd.	7,167	43,685
Future Retail, Ltd. (A)	57,775	451,814
Gabriel India, Ltd.	25,791	51,026
GAIL India, Ltd.	123,797	648,539
Garware Technical Fibres, Ltd.	2,608	47,725
Gateway Distriparks, Ltd.	28,954	75,793
Gati, Ltd.	7,132	10,020
Gayatri Highways, Ltd. (A)	9,356	277
Gayatri Projects, Ltd. (A)	9,356	27,489
GE T&D India, Ltd.	15,263	59,646
Genus Power Infrastructures, Ltd.	2,326	1,298
Geojit Financial Services, Ltd.	14,269	13,493
GHCL, Ltd.	9,557	34,730
GIC Housing Finance, Ltd.	3,991	19,364
Gillette India, Ltd.	1,325	125,045
GlaxoSmithKline Consumer Healthcare, Ltd.	2,527	273,955
GlaxoSmithKline Pharmaceuticals, Ltd.	2,267	109,533
Glenmark Pharmaceuticals, Ltd.	53,004	498,021
GM Breweries, Ltd.	333	3,624
GMR Infrastructure, Ltd. (A)	718,535	213,185
GOCL Corp., Ltd.	4,419	21,018
Godfrey Phillips India, Ltd.	4,064	50,984
Godrej Consumer Products, Ltd.	44,680	916,554
Godrej Industries, Ltd.	8,664	79,101
24	JOHN HANCOCK EMERGING MARKETS FUND | ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Shares	Value
India (continued)
Godrej Properties, Ltd. (A)	6,768	$65,451
Granules India, Ltd.	20,311	33,204
Graphite India, Ltd.	11,525	166,518
Grasim Industries, Ltd.	48,846	738,650
Greaves Cotton, Ltd.	34,250	75,341
Greenply Industries, Ltd.	10,228	29,409
Grindwell Norton, Ltd.	6,454	48,793
GRUH Finance, Ltd.	66,570	313,024
Gujarat Alkalies & Chemicals, Ltd.	11,667	94,786
Gujarat Ambuja Exports, Ltd.	13,754	41,603
Gujarat Fluorochemicals, Ltd.	13,582	149,063
Gujarat Gas, Ltd.	10,769	118,083
Gujarat Industries Power Company, Ltd.	14,146	18,532
Gujarat Mineral Development Corp., Ltd.	39,451	63,961
Gujarat Narmada Valley Fertilizers & Chemicals, Ltd.	14,982	82,758
Gujarat Pipavav Port, Ltd.	76,757	120,220
Gujarat State Fertilizers & Chemicals, Ltd.	100,748	170,850
Gujarat State Petronet, Ltd.	56,519	153,252
Gulf Oil Lubricants India, Ltd.	9,424	110,055
GVK Power & Infrastructure, Ltd. (A)	119,260	19,700
Hathway Cable & Datacom, Ltd. (A)	89,649	23,936
Hatsun Agro Products, Ltd.	5,685	62,618
Havells India, Ltd.	40,356	413,158
HBL Power Systems, Ltd.	28,626	13,358
HCL Technologies, Ltd.	126,622	1,865,489
HDFC Bank, Ltd.	268,985	7,854,966
HEG, Ltd.	2,005	121,254
HeidelbergCement India, Ltd.	31,153	73,054
Heritage Foods, Ltd.	2,230	19,484
Hero MotoCorp, Ltd.	12,134	558,293
Hexaware Technologies, Ltd.	61,337	379,598
Hikal, Ltd.	22,545	51,121
Himachal Futuristic Communications, Ltd. (A)	173,576	62,946
Himadri Speciality Chemical, Ltd.	17,838	32,404
Himatsingka Seide, Ltd.	9,559	39,256
Hindalco Industries, Ltd.	181,032	609,286
Hinduja Global Solutions, Ltd.	1,486	17,336
Hinduja Ventures, Ltd.	1,516	14,198
Hindustan Oil Exploration Company, Ltd. (A)	2,006	4,354
Hindustan Petroleum Corp., Ltd.	102,082	366,312
Hindustan Unilever, Ltd.	93,897	2,353,395
Honeywell Automation India, Ltd.	353	111,949
Hotel Leela Venture, Ltd. (A)	59,669	13,803
Housing Development & Infrastructure, Ltd. (A)	99,484	45,831
Housing Development Finance Corp., Ltd.	139,191	3,816,202
HSIL, Ltd.	15,111	67,939
SEE NOTES TO FINANCIAL STATEMENTS	ANNUAL REPORT | JOHN HANCOCK EMERGING MARKETS FUND	25

	Shares	Value
India (continued)
HT Media, Ltd.	15,271	$11,887
Huhtamaki PPL, Ltd.	7,301	27,764
I G Petrochemicals, Ltd.	5,249	36,234
ICICI Bank, Ltd.	216,548	1,044,456
ICICI Prudential Life Insurance Company, Ltd. (C)	19,776	104,965
IDBI Bank, Ltd. (A)	104,650	93,288
Idea Cellular, Ltd. (A)	642,224	446,182
IDFC Bank, Ltd.	598,286	402,793
IDFC, Ltd.	362,150	269,653
IFB Industries, Ltd. (A)	1,789	30,090
IFCI, Ltd. (A)	266,296	64,918
Igarashi Motors India, Ltd.	1,943	20,131
IIFL Holdings, Ltd.	141,575	1,466,716
IL&FS Transportation Networks, Ltd. (A)	31,132	13,876
India Glycols, Ltd.	4,535	29,162
Indiabulls Housing Finance, Ltd.	96,180	1,711,786
Indiabulls Integrated Services, Ltd.	3,614	34,155
Indiabulls Real Estate, Ltd. (A)	95,549	207,541
Indiabulls Ventures, Ltd.	29,190	317,619
Indiabulls Ventures, Ltd.	5,473	25,935
Indian Bank (A)	36,959	173,873
Indian Hume Pipe Company, Ltd.	2,579	10,691
Indian Oil Corp., Ltd.	196,836	432,941
Indian Overseas Bank (A)	304,488	67,103
Indo Count Industries, Ltd.	11,826	13,082
Indoco Remedies, Ltd.	11,224	35,900
Indraprastha Gas, Ltd.	45,201	185,960
IndusInd Bank, Ltd.	15,328	412,940
INEOS Styrolution India, Ltd.	189	2,202
Info Edge India, Ltd.	3,346	78,045
Infosys, Ltd.	414,475	8,418,552
Ingersoll Rand India, Ltd.	4,135	34,696
Inox Leisure, Ltd. (A)	19,201	68,135
Insecticides India, Ltd.	990	9,014
Intellect Design Arena, Ltd. (A)	9,367	35,600
InterGlobe Aviation, Ltd. (C)	6,468	84,858
International Paper Appm, Ltd. (A)	1,536	10,148
Ipca Laboratories, Ltd.	15,161	164,720
IRB Infrastructure Developers, Ltd.	62,490	168,044
ITC, Ltd.	525,288	2,369,573
ITD Cementation India, Ltd.	17,190	33,756
J Kumar Infraprojects, Ltd.	13,221	48,306
Jagran Prakashan, Ltd.	48,839	88,074
Jai Corp., Ltd.	11,016	26,005
Jain Irrigation Systems, Ltd.	135,716	164,059
Jaiprakash Associates, Ltd. (A)	517,153	87,060
26	JOHN HANCOCK EMERGING MARKETS FUND | ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Shares	Value
India (continued)
Jaiprakash Power Ventures, Ltd. (A)	530,877	$32,970
Jamna Auto Industries, Ltd.	8,736	10,030
Jayant Agro-Organics, Ltd.	772	2,529
Jaypee Infratech, Ltd. (A)	132,566	6,848
JB Chemicals & Pharmaceuticals, Ltd.	5,240	25,106
Jet Airways India, Ltd. (A)	8,171	32,588
Jindal Poly Films, Ltd.	9,056	35,069
Jindal Saw, Ltd.	51,557	67,875
Jindal Stainless Hisar, Ltd. (A)	14,922	28,470
Jindal Stainless, Ltd. (A)	36,564	34,421
Jindal Steel & Power, Ltd. (A)	131,814	410,304
JITF Infralogistics, Ltd. (A)	10,930	3,740
JK Cement, Ltd.	7,815	87,641
JK Lakshmi Cement, Ltd.	11,136	52,000
JK Paper, Ltd.	23,194	50,762
JK Tyre & Industries, Ltd.	33,515	60,932
JM Financial, Ltd.	94,064	159,553
Johnson Controls-Hitachi Air Conditioning India, Ltd.	3,138	88,200
JSW Energy, Ltd. (A)	186,031	191,691
JSW Holdings, Ltd. (A)	692	22,948
JSW Steel, Ltd.	465,794	2,614,913
JTEKT India, Ltd.	22,305	41,236
Jubilant Foodworks, Ltd. (A)	25,732	565,744
Jubilant Life Sciences, Ltd. (A)	48,461	492,479
Just Dial, Ltd. (A)	11,947	94,220
Jyothy Laboratories, Ltd.	23,826	73,206
Kajaria Ceramics, Ltd.	36,236	239,409
Kalpataru Power Transmission, Ltd.	20,959	105,887
Kalyani Steels, Ltd.	3,418	14,074
Kansai Nerolac Paints, Ltd.	18,014	131,245
Kaveri Seed Company, Ltd. (A)	10,014	91,014
KCP, Ltd.	14,928	20,657
KEC International, Ltd.	44,197	188,838
KEI Industries, Ltd.	13,081	77,349
Kiri Industries, Ltd. (A)	2,103	16,794
Kirloskar Brothers, Ltd.	7,784	29,782
Kirloskar Oil Engines, Ltd.	5,185	21,761
Kitex Garments, Ltd.	5,395	10,049
KNR Constructions, Ltd.	11,959	41,178
Kolte-Patil Developers, Ltd.	8,939	35,331
Kotak Mahindra Bank, Ltd.	75,047	1,363,150
KPIT Technologies, Ltd.	76,782	328,348
KPR Mill, Ltd.	5,352	51,072
KRBL, Ltd.	34,245	187,298
KSB Pumps, Ltd.	1,308	14,265
L&T Finance Holdings, Ltd.	119,784	307,632
SEE NOTES TO FINANCIAL STATEMENTS	ANNUAL REPORT | JOHN HANCOCK EMERGING MARKETS FUND	27

	Shares	Value
India (continued)
LA Opala RG, Ltd.	2,816	$9,879
Lakshmi Machine Works, Ltd.	693	70,190
Larsen & Toubro Infotech, Ltd. (C)	6,110	154,034
Larsen & Toubro, Ltd.	104,802	2,027,886
Laurus Labs, Ltd. (C)	4,538	28,049
LG Balakrishnan & Bros, Ltd.	2,528	18,678
LIC Housing Finance, Ltd.	108,291	795,458
Linde India, Ltd.	5,028	29,019
LT Foods, Ltd.	58,567	45,747
Lumax Industries, Ltd.	951	26,189
Lupin, Ltd.	66,708	876,909
LUX Industries, Ltd.	400	9,653
Magma Fincorp, Ltd.	52,741	114,161
Mahanagar Gas, Ltd.	4,216	51,328
Maharashtra Seamless, Ltd.	10,417	71,754
Mahindra & Mahindra Financial Services, Ltd.	65,194	450,213
Mahindra & Mahindra, Ltd.	90,167	1,228,860
Mahindra CIE Automotive, Ltd. (A)	25,613	95,546
Mahindra Holidays & Resorts India, Ltd.	15,892	57,117
Mahindra Lifespace Developers, Ltd.	8,188	52,940
Maithan Alloys, Ltd.	2,024	16,544
Man Infraconstruction, Ltd. (A)	11,110	7,398
Manappuram Finance, Ltd.	199,628	281,970
Mangalore Refinery & Petrochemicals, Ltd.	63,972	73,040
Marico, Ltd.	124,048	648,691
Marksans Pharma, Ltd.	58,676	31,322
Maruti Suzuki India, Ltd.	15,037	1,931,398
Mastek, Ltd.	3,139	23,859
Max Financial Services, Ltd. (A)	51,552	326,107
Max India, Ltd. (A)	63,961	79,723
Mayur Uniquoters, Ltd.	6,681	37,479
McLeod Russel India, Ltd.	19,042	41,338
Meghmani Organics, Ltd.	27,903	35,222
Merck, Ltd.	2,119	104,650
Minda Corp., Ltd.	21,555	46,392
Minda Industries, Ltd.	23,097	140,539
Mindtree, Ltd.	62,832	989,894
Mirza International, Ltd.	11,910	16,519
MOIL, Ltd.	25,408	66,226
Monsanto India, Ltd.	1,981	81,204
Morepen Laboratories, Ltd. (A)	26,894	11,205
Motherson Sumi Systems, Ltd.	146,848	630,212
Motilal Oswal Financial Services, Ltd.	11,584	136,582
Mphasis, Ltd.	26,794	478,285
MPS, Ltd.	3,597	26,105
MRF, Ltd.	517	539,143
28	JOHN HANCOCK EMERGING MARKETS FUND | ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Shares	Value
India (continued)
Multi Commodity Exchange of India, Ltd.	1,816	$21,237
Muthoot Capital Services, Ltd. (A)	931	13,017
Muthoot Finance, Ltd.	45,300	261,076
Nagarjuna Fertilizers & Chemicals, Ltd. (A)	122,685	22,184
Narayana Hrudayalaya, Ltd. (A)	9,781	34,516
Natco Pharma, Ltd.	31,052	342,258
National Aluminium Company, Ltd.	219,789	232,628
Nava Bharat Ventures, Ltd.	49,149	89,726
Navin Fluorine International, Ltd.	3,008	29,328
Navkar Corp., Ltd. (A)(C)	7,918	12,861
Navneet Education, Ltd.	57,660	111,615
NBCC India, Ltd.	65,703	66,954
NCC, Ltd.	193,310	269,126
NESCO, Ltd.	10,280	71,463
Nestle India, Ltd.	4,168	680,461
Network18 Media & Investments, Ltd. (A)	16,581	11,230
NHPC, Ltd.	529,978	189,934
NIIT Technologies, Ltd.	15,502	308,047
NIIT, Ltd. (A)	20,285	27,513
Nilkamal, Ltd.	2,084	58,049
NLC India, Ltd.	42,723	46,720
NOCIL, Ltd.	15,421	39,130
NRB Bearings, Ltd.	12,906	31,341
NTPC, Ltd.	154,604	374,157
Oberoi Realty, Ltd.	29,982	189,689
OCL India, Ltd.	3,751	62,505
Oil & Natural Gas Corp., Ltd.	156,845	398,023
Oil India, Ltd.	36,939	111,430
Omaxe, Ltd.	12,110	37,868
Oracle Financial Services Software, Ltd.	3,655	215,671
Orient Cement, Ltd.	20,563	33,528
Orient Electric, Ltd.	7,442	17,825
Orient Paper & Industries, Ltd.	7,442	4,731
Oriental Bank of Commerce (A)	46,743	55,512
Page Industries, Ltd.	2,106	1,034,289
Panacea Biotec, Ltd. (A)	2,862	9,826
Panama Petrochem, Ltd.	6,370	12,427
Parag Milk Foods, Ltd. (A)(C)	10,107	44,382
Patel Engineering, Ltd. (A)	5,119	3,464
PC Jeweller, Ltd. (A)	31,602	37,713
Persistent Systems, Ltd.	15,270	177,825
Petronet LNG, Ltd.	205,797	719,995
Pfizer, Ltd.	2,773	141,636
Phillips Carbon Black, Ltd.	17,146	58,763
PI Industries, Ltd.	23,219	253,118
Pidilite Industries, Ltd.	32,614	537,607
SEE NOTES TO FINANCIAL STATEMENTS	ANNUAL REPORT | JOHN HANCOCK EMERGING MARKETS FUND	29

	Shares	Value
India (continued)
Piramal Enterprises, Ltd.	10,651	$482,381
PNB Housing Finance, Ltd. (C)	8,072	154,864
Polyplex Corp., Ltd.	2,618	21,231
Power Finance Corp., Ltd.	156,592	186,700
Power Grid Corp. of India, Ltd.	262,415	744,755
Power Mech Projects, Ltd.	840	11,658
Prabhat Dairy, Ltd. (A)	11,200	24,730
Praj Industries, Ltd.	18,806	21,868
Prakash Industries, Ltd. (A)	22,344	48,757
Prestige Estates Projects, Ltd.	39,931	133,521
Prime Focus, Ltd. (A)	22,077	26,418
Procter & Gamble Hygiene & Health Care, Ltd.	3,109	446,806
PSP Projects, Ltd.	1,686	12,022
PTC India Financial Services, Ltd.	58,744	16,179
PTC India, Ltd.	70,681	83,571
Punjab & Sind Bank (A)	14,183	6,543
Punjab National Bank (A)	89,062	110,704
Puravankara, Ltd.	9,088	12,116
PVR, Ltd.	11,461	221,891
Radico Khaitan, Ltd.	14,861	103,790
Rain Industries, Ltd.	60,385	163,888
Rajesh Exports, Ltd.	24,703	231,524
Rallis India, Ltd.	19,198	56,435
Ramco Industries, Ltd.	7,986	27,915
Ramco Systems, Ltd. (A)	1,024	5,221
Ramkrishna Forgings, Ltd.	3,509	30,548
Ramky Infrastructure, Ltd. (A)	2,268	6,535
Rane Holdings, Ltd.	843	23,047
Rashtriya Chemicals & Fertilizers, Ltd.	43,607	43,548
Ratnamani Metals & Tubes, Ltd.	4,786	60,760
Rattanindia Power, Ltd. (A)	88,088	5,043
Raymond, Ltd.	10,572	125,750
RBL Bank, Ltd. (C)	20,483	181,427
Redington India, Ltd.	114,877	170,822
Relaxo Footwears, Ltd.	6,993	83,323
Reliance Capital, Ltd.	46,273	307,360
Reliance Communications, Ltd. (A)	455,761	117,038
Reliance Home Finance, Ltd. (A)	73,285	67,693
Reliance Industries, Ltd.	385,941	6,752,754
Reliance Infrastructure, Ltd.	47,296	318,169
Reliance Power, Ltd. (A)	249,766	132,028
Repco Home Finance, Ltd.	17,535	134,498
Ruchi Soya Industries, Ltd. (A)	4,071	563
Rural Electrification Corp., Ltd.	383,870	649,476
Sadbhav Engineering, Ltd.	23,652	94,836
Sadbhav Infrastructure Project, Ltd.	11,584	20,430
30	JOHN HANCOCK EMERGING MARKETS FUND | ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Shares	Value
India (continued)
Sagar Cements, Ltd.	364	$3,849
Sanghi Industries, Ltd. (A)	15,870	19,498
Sanofi India, Ltd.	2,078	187,156
Sarda Energy & Minerals, Ltd.	1,436	8,588
Schaeffler India, Ltd.	1,623	125,900
Sequent Scientific, Ltd.	6,725	6,869
SH Kelkar & Company, Ltd. (C)	2,917	9,605
Shankara Building Products, Ltd.	773	17,454
Sharda Cropchem, Ltd.	6,824	38,862
Sheela Foam, Ltd. (A)	521	12,328
Shilpa Medicare, Ltd.	4,413	31,031
Shipping Corp. of India, Ltd. (A)	43,969	33,669
Shree Cement, Ltd.	1,631	438,040
Shriram City Union Finance, Ltd.	2,284	64,408
Shriram EPC, Ltd. (A)	24,858	5,444
Shriram Transport Finance Company, Ltd.	34,419	651,473
Siemens, Ltd.	3,098	44,617
Simplex Infrastructures, Ltd.	4,288	23,396
Sintex Industries, Ltd.	126,465	25,078
Sintex Plastics Technology, Ltd. (A)	175,870	92,485
SITI Networks, Ltd. (A)	54,239	8,716
Siyaram Silk Mills, Ltd.	2,360	18,797
SJVN, Ltd.	150,869	60,557
SKF India, Ltd.	3,375	85,382
Skipper, Ltd.	11,649	21,232
SML ISUZU, Ltd.	1,824	22,594
Sobha, Ltd.	17,481	113,169
Solar Industries India, Ltd.	7,252	119,757
Solara Active Pharma Sciences, Ltd. (A)	2,366	11,742
Somany Ceramics, Ltd.	4,903	32,992
Sonata Software, Ltd.	21,264	105,741
Srei Infrastructure Finance, Ltd.	67,965	52,737
SRF, Ltd.	6,349	181,109
Srikalahasthi Pipes, Ltd.	7,062	22,102
State Bank of India (A)	167,938	736,151
Steel Authority of India, Ltd. (A)	163,614	185,597
Sterlite Technologies, Ltd.	84,351	432,423
Strides Pharma Science, Ltd.	12,584	88,084
Subros, Ltd.	8,200	38,530
Sudarshan Chemical Industries, Ltd.	6,262	38,901
Sun Pharmaceutical Industries, Ltd.	103,354	951,240
Sun TV Network, Ltd.	28,203	305,811
Sundaram Finance Holdings, Ltd.	6,835	11,781
Sundaram Finance, Ltd.	6,835	153,566
Sundaram-Clayton, Ltd.	446	25,223
Sundram Fasteners, Ltd.	29,978	278,574
SEE NOTES TO FINANCIAL STATEMENTS	ANNUAL REPORT | JOHN HANCOCK EMERGING MARKETS FUND	31

	Shares	Value
India (continued)
Sunteck Realty, Ltd.	9,348	$67,131
Suprajit Engineering, Ltd.	12,926	43,754
Supreme Industries, Ltd.	14,661	248,542
Supreme Petrochem, Ltd.	9,949	36,375
Surya Roshni, Ltd.	6,261	27,427
Suven Life Sciences, Ltd.	16,662	65,850
Suzlon Energy, Ltd. (A)	1,081,977	109,986
Swaraj Engines, Ltd.	3,001	74,727
Symphony, Ltd.	4,172	63,897
Syndicate Bank (A)	74,500	42,272
Syngene International, Ltd. (C)	9,552	80,173
TAKE Solutions, Ltd.	23,694	67,780
Tamil Nadu Newsprint & Papers, Ltd.	9,750	41,144
Tasty Bite Eatables, Ltd.	94	14,649
Tata Chemicals, Ltd.	33,921	363,788
Tata Communications, Ltd.	27,850	212,334
Tata Consultancy Services, Ltd.	163,052	4,780,080
Tata Elxsi, Ltd.	8,668	175,714
Tata Global Beverages, Ltd.	140,195	465,008
Tata Metaliks, Ltd.	1,562	15,858
Tata Motors, Ltd. (A)	500,534	1,880,040
Tata Motors, Ltd., ADR (A)	7,425	137,734
Tata Sponge Iron, Ltd.	1,679	22,862
Tata Steel, Ltd.	148,671	1,261,103
Tata Teleservices Maharashtra, Ltd. (A)	81,950	5,839
TCI Express, Ltd.	4,096	40,586
Tech Mahindra, Ltd.	101,368	1,095,492
Techno Electric & Engineering Company, Ltd. (A)(D)	10,513	38,242
Tejas Networks, Ltd. (A)(C)	3,011	12,270
Texmaco Rail & Engineering, Ltd.	22,370	24,305
The Great Eastern Shipping Company, Ltd.	23,201	99,782
The India Cements, Ltd.	77,586	138,432
The Indian Hotels Company, Ltd.	117,770	229,317
The Jammu & Kashmir Bank, Ltd. (A)	89,221	69,870
The Karnataka Bank, Ltd.	57,876	97,584
The Karur Vysya Bank, Ltd.	165,214	217,816
The Lakshmi Vilas Bank, Ltd. (A)	29,037	38,948
The Phoenix Mills, Ltd.	19,688	176,996
The Ramco Cements, Ltd.	25,527	248,415
The South Indian Bank, Ltd.	369,240	91,272
The Tata Power Company, Ltd.	309,212	333,873
The Tinplate Company of India, Ltd.	3,175	9,193
Thermax, Ltd.	3,150	45,705
Thirumalai Chemicals, Ltd.	16,750	35,903
Thomas Cook India, Ltd.	11,754	41,448
Thyrocare Technologies, Ltd. (C)	4,633	42,691
32	JOHN HANCOCK EMERGING MARKETS FUND | ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Shares	Value
India (continued)
TI Financial Holdings, Ltd.	37,830	$310,296
Tide Water Oil Company India, Ltd.	484	39,488
Time Technoplast, Ltd.	53,560	115,787
Timken India, Ltd.	5,593	54,467
Titagarh Wagons, Ltd. (A)	16,437	20,466
Titan Company, Ltd.	36,213	456,726
Torrent Pharmaceuticals, Ltd.	12,875	330,188
Torrent Power, Ltd.	43,239	161,225
Tourism Finance Corp. of India, Ltd.	6,272	12,990
Transport Corp. of India, Ltd.	12,112	62,595
Trent, Ltd.	8,710	45,306
Trident, Ltd.	37,231	34,422
Triveni Engineering & Industries, Ltd. (A)	21,848	11,681
Triveni Turbine, Ltd.	25,196	43,309
TTK Prestige, Ltd.	859	86,654
Tube Investments of India, Ltd.	37,830	157,916
TV Today Network, Ltd.	7,739	49,366
TV18 Broadcast, Ltd. (A)	142,677	93,141
TVS Motor Company, Ltd.	37,216	299,381
TVS Srichakra, Ltd. (A)	851	35,094
UCO Bank (A)	99,465	29,073
Uflex, Ltd.	12,529	53,135
UltraTech Cement, Ltd.	10,234	644,825
Unichem Laboratories, Ltd.	12,784	41,538
Union Bank of India (A)	110,730	140,896
Unitech, Ltd. (A)	604,404	33,737
United Breweries, Ltd.	11,846	234,768
United Spirits, Ltd. (A)	68,540	612,464
UPL, Ltd.	200,042	2,015,064
VA Tech Wabag, Ltd.	10,460	57,435
Vaibhav Global, Ltd. (A)	1,546	15,066
Vakrangee, Ltd.	128,474	69,870
Vardhman Textiles, Ltd.	9,013	139,685
Vedanta, Ltd.	291,290	940,287
Vedanta, Ltd., ADR	73,731	942,282
Venky's India, Ltd.	2,059	80,580
Vesuvius India, Ltd.	690	11,392
V-Guard Industries, Ltd.	51,870	164,084
Vijaya Bank	105,517	95,918
Vinati Organics, Ltd.	3,358	66,816
VIP Industries, Ltd.	33,137	291,962
V-Mart Retail, Ltd.	1,740	77,639
Voltas, Ltd.	13,356	116,277
VRL Logistics, Ltd. (A)	11,200	49,983
VST Industries, Ltd.	2,691	125,426
VST Tillers Tractors, Ltd.	456	14,203
SEE NOTES TO FINANCIAL STATEMENTS	ANNUAL REPORT | JOHN HANCOCK EMERGING MARKETS FUND	33

	Shares	Value
India (continued)
WABCO India, Ltd.	1,073	$108,076
Welspun Corp., Ltd.	27,769	65,609
Welspun Enterprises, Ltd.	10,085	25,256
Welspun India, Ltd.	196,410	209,638
West Coast Paper Mills, Ltd.	11,997	58,082
Wheels India, Ltd.	626	9,203
Whirlpool of India, Ltd.	7,671	191,848
Wipro, Ltd.	184,188	780,180
Wockhardt, Ltd. (A)	13,070	122,130
Wonderla Holidays, Ltd.	2,364	10,550
Yes Bank, Ltd.	491,431	2,382,687
Zee Entertainment Enterprises, Ltd.	94,418	666,400
Zee Media Corp., Ltd. (A)	15,540	6,452
Zensar Technologies, Ltd.	5,480	129,952
Zuari Agro Chemicals, Ltd. (A)	5,446	24,448
Zydus Wellness, Ltd.	1,037	24,162
Indonesia 2.6%		29,834,260
Ace Hardware Indonesia Tbk PT	3,430,000	316,674
Adaro Energy Tbk PT	6,368,600	807,480
Adhi Karya Persero Tbk PT	791,838	80,152
Agung Podomoro Land Tbk PT (A)	2,485,700	25,653
AKR Corporindo Tbk PT	378,000	92,658
Alam Sutera Realty Tbk PT (A)	4,316,200	95,560
Alfa Energi Investama Tbk Pt (A)	27,900	9,763
Aneka Tambang Tbk PT	3,292,054	194,703
Arwana Citramulia Tbk PT	2,562,200	62,621
Asahimas Flat Glass Tbk PT	113,500	35,409
Astra Agro Lestari Tbk PT	183,433	168,108
Astra Graphia Tbk PT	514,000	54,078
Astra International Tbk PT	2,902,100	1,429,330
Astra Otoparts Tbk PT	132,400	13,081
Asuransi Kresna Mitra Tbk Pt (A)	277,300	13,649
Bakrie Telecom Tbk PT (A)	22,579,900	76,646
Bank Bukopin Tbk PT (A)	1,865,866	51,496
Bank Central Asia Tbk PT	855,600	1,441,074
Bank Danamon Indonesia Tbk PT	887,471	409,728
Bank Mandiri Persero Tbk PT	1,700,792	792,462
Bank Negara Indonesia Persero Tbk PT	1,471,703	779,575
Bank Pan Indonesia Tbk PT (A)	1,492,800	86,199
Bank Pembangunan Daerah Jawa Barat Dan Banten Tbk PT	995,700	130,541
Bank Pembangunan Daerah Jawa Timur Tbk PT	1,402,300	63,780
Bank Permata Tbk PT (A)	1,143,664	38,689
Bank Rakyat Indonesia Persero Tbk PT	10,064,400	2,174,580
Bank Tabungan Negara Persero Tbk PT	1,150,398	214,992
Bank Tabungan Pensiunan Nasional Tbk PT	323,000	88,202
34	JOHN HANCOCK EMERGING MARKETS FUND | ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Shares	Value
Indonesia (continued)
Barito Pacific Tbk PT	2,310,100	$269,107
Bayan Resources Tbk PT	98,000	131,451
Bekasi Fajar Industrial Estate Tbk PT	1,431,200	20,412
Benakat Integra Tbk PT (A)	3,785,000	13,844
Berlian Laju Tanker Tbk PT (A)(D)	11,916,666	0
BISI International Tbk PT	772,100	74,428
Bukit Asam Persero Tbk PT	1,536,500	422,558
Bumi Resources Tbk PT (A)	8,267,930	134,890
Bumi Serpong Damai Tbk PT (A)	2,323,800	189,545
Bumi Teknokultura Unggul Tbk PT (A)	2,019,200	17,667
Charoen Pokphand Indonesia Tbk PT	1,818,220	614,770
Ciputra Development Tbk PT	5,914,561	339,491
Citra Marga Nusaphala Persada Tbk PT (A)	2,197,375	198,981
Delta Dunia Makmur Tbk PT (A)	2,347,500	110,061
Dharma Satya Nusantara Tbk PT	603,500	16,394
Eagle High Plantations Tbk PT (A)	4,006,000	59,829
Elnusa Tbk PT	1,217,000	29,910
Energi Mega Persada Tbk PT (A)	3,280,501	30,507
Erajaya Swasembada Tbk PT	324,200	59,044
Fajar Surya Wisesa Tbk PT	146,500	79,574
Gajah Tunggal Tbk PT (A)	664,400	28,651
Garuda Indonesia Persero Tbk PT (A)	3,563,300	52,752
Global Mediacom Tbk PT	3,420,600	100,335
Gudang Garam Tbk PT	108,543	538,008
Hanson International Tbk PT (A)	24,774,500	238,922
Harum Energy Tbk PT	248,600	43,218
Holcim Indonesia Tbk PT (A)	1,126,300	79,561
Indah Kiat Pulp & Paper Corp. Tbk PT	784,400	1,017,739
Indika Energy Tbk PT	693,500	154,023
Indo Tambangraya Megah Tbk PT	159,600	306,682
Indocement Tunggal Prakarsa Tbk PT	320,000	385,014
Indofood CBP Sukses Makmur Tbk PT	293,800	172,986
Indofood Sukses Makmur Tbk PT	1,782,300	771,363
Indomobil Sukses Internasional Tbk PT	116,600	16,477
Indo-Rama Synthetics Tbk Pt (A)	83,300	35,089
Indosat Tbk PT	509,400	112,033
Industri Jamu Dan Farmasi Sido Muncul Tbk PT	835,800	47,106
Inovisi Infracom Tbk PT (A)(D)	671,012	5,330
Inti Agri Resources Tbk Pt (A)	3,647,900	68,324
Intikeramik Alamasri Industri Tbk Pt (A)	1,421,600	16,297
Intiland Development Tbk PT (A)	2,487,800	52,387
Japfa Comfeed Indonesia Tbk PT	2,015,000	300,893
Jasa Marga Persero Tbk PT	529,352	162,935
Kalbe Farma Tbk PT	3,109,900	284,042
Kawasan Industri Jababeka Tbk PT (A)	6,431,162	92,563
Krakatau Steel Persero Tbk PT (A)	1,223,690	34,573
SEE NOTES TO FINANCIAL STATEMENTS	ANNUAL REPORT | JOHN HANCOCK EMERGING MARKETS FUND	35

	Shares	Value
Indonesia (continued)
Kresna Graha Investama Tbk PT (A)	4,339,300	$221,063
Link Net Tbk PT	359,900	105,102
Lippo Cikarang Tbk PT (A)	191,300	24,630
Lippo Karawaci Tbk PT	6,085,925	147,007
Malindo Feedmill Tbk PT (A)	402,600	36,931
Matahari Department Store Tbk PT	693,700	353,368
Mayora Indah Tbk PT	4,432,900	867,433
Medco Energi Internasional Tbk PT (A)	4,277,866	252,710
Media Nusantara Citra Tbk PT	2,041,000	125,441
Metrodata Electronics Tbk PT	269,806	13,194
Mitra Adiperkasa Tbk PT	3,876,000	219,830
Mitra Keluarga Karyasehat Tbk PT (A)	512,600	63,493
Mitra Pinasthika Mustika Tbk Pt	161,200	10,727
MNC Investama Tbk PT (A)	8,560,700	61,553
MNC Vision Network PT (A)	430,900	25,435
Modernland Realty Tbk PT	3,192,300	55,108
Multipolar Tbk PT (A)	2,705,400	16,349
Nippon Indosari Corpindo Tbk PT	1,175,411	77,803
Nirvana Development Tbk PT (A)	5,351,300	32,602
Nusantara Infrastructure Tbk PT	5,592,400	81,968
Pabrik Kertas Tjiwi Kimia Tbk PT	476,200	465,635
Pakuwon Jati Tbk PT	6,313,500	220,758
Pan Brothers Tbk PT	1,101,200	37,400
Panin Financial Tbk PT (A)	8,171,400	113,262
Panin Sekuritas Tbk PT	22,500	2,354
Paninvest Tbk PT (A)	1,326,500	86,550
Pelayaran Tamarin Samudra Tbk Pt (A)	70,300	21,526
Perusahaan Gas Negara Persero Tbk PT	2,513,900	365,660
Perusahaan Perkebunan London Sumatra Indonesia Tbk PT	1,309,400	124,096
Pool Advista Indonesia Tbk PT (A)	278,600	90,984
PP Persero Tbk PT	1,328,887	171,580
PP Properti Tbk PT	5,263,900	46,477
Ramayana Lestari Sentosa Tbk PT	1,082,600	93,360
Resource Alam Indonesia Tbk PT	969,000	24,047
Rimo International Lestari Tbk PT (A)	8,932,500	80,075
Rukun Raharja Tbk PT	649,900	24,065
Salim Ivomas Pratama Tbk PT	1,343,200	46,059
Sampoerna Agro Tbk PT	618,600	96,141
Sarana Menara Nusantara Tbk PT	1,500,800	51,995
Sawit Sumbermas Sarana Tbk PT	1,670,300	147,403
Selamat Sempurna Tbk PT	3,844,600	364,143
Semen Baturaja Persero Tbk PT	513,900	96,632
Semen Indonesia Persero Tbk PT	802,500	515,121
Sentul City Tbk PT (A)	8,651,600	72,336
Siloam International Hospitals Tbk PT (A)	196,718	41,403
Sinar Mas Multiartha Tbk PT	37,000	23,109
36	JOHN HANCOCK EMERGING MARKETS FUND | ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Shares	Value
Indonesia (continued)
Sitara Propertindo Tbk Pt (A)	390,400	$26,109
Smartfren Telecom Tbk Pt (A)	914,700	7,270
Sri Rejeki Isman Tbk PT	3,450,300	80,572
Sugih Energy Tbk PT (A)	8,409,300	28,545
Summarecon Agung Tbk PT	3,759,000	168,477
Surya Citra Media Tbk PT	1,549,100	220,907
Surya Semesta Internusa Tbk PT	1,581,600	52,202
Suryainti Permata Tbk PT (A)(D)	1,802,000	0
Telekomunikasi Indonesia Persero Tbk PT	2,391,100	567,942
Telekomunikasi Indonesia Persero Tbk PT, ADR	38,054	900,738
Tempo Scan Pacific Tbk PT	242,800	24,411
Tiga Pilar Sejahtera Food Tbk PT (A)(D)	801,600	9,142
Timah Tbk PT	998,680	52,923
Tiphone Mobile Indonesia Tbk PT	179,500	9,569
Tower Bersama Infrastructure Tbk PT	769,100	289,983
Trada Alam Minera Tbk PT (A)	15,106,200	229,743
Trias Sentosa Tbk PT (A)	1,000,000	27,250
Truba Alam Manunggal Engineering Tbk PT (A)	19,436,000	6,597
Tunas Baru Lampung Tbk PT	1,502,600	119,026
Tunas Ridean Tbk PT	667,900	51,230
Unilever Indonesia Tbk PT	203,300	604,965
United Tractors Tbk PT	578,500	1,351,469
Vale Indonesia Tbk PT (A)	671,300	173,446
Visi Media Asia Tbk PT (A)	5,390,300	65,561
Waskita Beton Precast Tbk PT	3,164,900	83,866
Waskita Karya Persero Tbk PT	1,964,102	252,918
Wijaya Karya Beton Tbk PT	1,624,600	44,129
Wijaya Karya Persero Tbk PT	1,222,576	128,695
XL Axiata Tbk PT (A)	1,695,800	366,008
Malaysia 3.3%		38,552,305
7-Eleven Malaysia Holdings BHD	73,748	25,477
Aeon Company M BHD	333,100	155,786
AEON Credit Service M BHD	36,140	132,686
AFFIN Bank BHD	246,390	147,409
AirAsia Group BHD	588,300	491,621
AirAsia X BHD (A)	924,550	75,174
Ajinomoto Malaysia BHD	2,500	12,959
Alliance Bank Malaysia BHD	367,900	369,341
AMMB Holdings BHD	425,350	423,622
Amway Malaysia Holdings BHD	400	701
Ann Joo Resources BHD	82,300	38,545
APM Automotive Holdings BHD	102,500	88,420
Astro Malaysia Holdings BHD	450,300	190,583
Axiata Group BHD (B)	722,311	841,250
Batu Kawan BHD	33,400	138,479
SEE NOTES TO FINANCIAL STATEMENTS	ANNUAL REPORT | JOHN HANCOCK EMERGING MARKETS FUND	37

	Shares	Value
Malaysia (continued)
Benalec Holdings BHD	161,700	$10,797
Berjaya Assets BHD (A)	488,900	36,219
Berjaya Corp. BHD (A)	1,172,434	81,372
Berjaya Land BHD (A)	846,900	47,271
Berjaya Sports Toto BHD (B)	277,378	149,159
Bermaz Auto BHD (B)	311,400	162,075
BIMB Holdings BHD	148,600	142,746
Bintulu Port Holdings BHD	300	395
Bonia Corp. BHD	256,400	26,199
Boustead Holdings BHD	515,807	247,096
Boustead Plantations BHD	166,460	50,589
British American Tobacco Malaysia BHD	38,400	316,147
Bumi Armada BHD (A)(B)	1,134,400	152,873
Bursa Malaysia BHD	237,000	442,544
CAB Cakaran Corp. BHD	84,800	17,304
Cahya Mata Sarawak BHD (B)	263,400	219,710
Can-One BHD	19,500	11,434
Carlsberg Brewery Malaysia BHD	67,000	332,333
CB Industrial Product Holding BHD	134,440	40,867
CCM Duopharma Biotech BHD (B)	32,354	10,157
CIMB Group Holdings BHD	636,758	941,781
CJ Century Logistics Holdings BHD	12,300	1,943
Coastal Contracts BHD	120,166	32,120
CSC Steel Holdings BHD	40,500	11,817
Cypark Resources BHD	71,000	41,249
D&O Green Technologies BHD	290,600	52,141
Dagang Nexchange BHD	188,300	17,372
Daibochi BHD	26,208	12,901
Datasonic Group BHD	206,100	39,046
Dayang Enterprise Holdings BHD (A)	203,600	36,994
Dialog Group BHD	304,460	257,301
DiGi.Com BHD (B)	475,980	544,304
DRB-Hicom BHD (B)	313,300	172,550
Dutch Lady Milk Industries BHD	9,900	160,035
Eastern & Oriental BHD	272,367	102,514
Eco World Development Group BHD (A)	476,300	144,810
Eco World International Bhd (A)	82,700	22,332
Econpile Holdings BHD	302,900	61,120
Ekovest BHD (B)	466,600	78,754
Engtex Group Bhd	58,800	14,415
Evergreen Fibreboard BHD	202,650	26,083
FGV Holdings BHD	641,400	235,138
Fraser & Neave Holdings BHD	4,500	41,625
Frontken Corp. Bhd	112,900	23,630
Gabungan AQRS BHD	90,300	24,626
Gadang Holdings BHD	194,300	33,030
38	JOHN HANCOCK EMERGING MARKETS FUND | ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Shares	Value
Malaysia (continued)
Gamuda BHD	432,300	$388,943
Gas Malaysia BHD	132,500	94,920
Genting BHD	796,700	1,669,818
Genting Malaysia BHD	309,400	392,370
Genting Plantations BHD	53,700	123,251
George Kent Malaysia BHD	216,300	66,157
Globetronics Technology BHD (B)	218,086	149,307
GuocoLand Malaysia BHD	183,100	39,607
Hai-O Enterprise BHD	60,900	64,638
HAP Seng Consolidated BHD (B)	304,739	727,980
Hartalega Holdings BHD	318,200	548,176
Heineken Malaysia BHD	73,800	392,468
Hengyuan Refining Company BHD (B)	67,000	120,647
HeveaBoard BHD	135,300	27,301
Hiap Teck Venture BHD (A)	124,100	12,646
Hibiscus Petroleum BHD (A)(B)	435,200	100,960
Hock Seng LEE BHD	142,592	47,793
Hong Leong Bank BHD (B)	49,734	248,490
Hong Leong Financial Group BHD	61,761	294,334
Hong Leong Industries BHD	35,500	99,139
HSS Engineers BHD	32,500	7,461
Hua Yang BHD	156,021	17,851
Hume Industries BHD (A)	67,932	16,229
I-BHD	62,100	8,005
IGB BHD	45,400	30,697
IHH Healthcare BHD (B)	191,800	259,977
IJM Corp. BHD	776,360	352,639
IJM Plantations BHD	126,600	74,733
Inari Amertron BHD	775,836	422,276
Insas BHD	210,474	43,234
IOI Corp. BHD	414,700	455,340
IOI Properties Group BHD (B)	426,071	181,419
Iris Corp. BHD (A)	481,000	17,462
Iskandar Waterfront City BHD (A)	106,100	16,100
JAKS Resources BHD (A)(B)	100,800	23,866
Jaya Tiasa Holdings BHD	146,505	24,407
JCY International BHD	249,600	15,795
Karex BHD	217,100	36,178
Keck Seng Malaysia BHD	224,850	220,171
Kenanga Investment Bank BHD	312,317	56,129
Kerjaya Prospek Group BHD (B)	79,420	27,826
Kesm Industries BHD	4,500	19,297
Kian JOO CAN Factory BHD	306,700	188,213
Kim Loong Resources BHD	113,400	37,231
Kimlun Corp. BHD	104,915	35,027
KNM Group BHD (A)	816,270	35,623
SEE NOTES TO FINANCIAL STATEMENTS	ANNUAL REPORT | JOHN HANCOCK EMERGING MARKETS FUND	39

	Shares	Value
Malaysia (continued)
Kossan Rubber Industries	330,400	$357,641
KPJ Healthcare BHD	614,200	164,582
Kretam Holdings BHD	140,100	13,987
KSL Holdings BHD (A)	270,010	55,795
Kuala Lumpur Kepong BHD (B)	48,158	288,663
Kumpulan Fima BHD	93,300	38,315
Kumpulan Perangsang Selangor BHD	84,861	34,408
Lafarge Malaysia BHD (A)	102,200	80,936
Land & General BHD	1,323,140	62,483
Landmarks BHD (A)	232,900	37,754
LBS Bina Group BHD	287,100	61,831
Lii Hen Industries BHD	38,700	26,518
Lingkaran Trans Kota Holdings BHD	80,200	101,436
Lion Industries Corp. BHD (A)	73,400	16,909
LPI Capital BHD	50,520	210,243
Magni-Tech Industries BHD	34,500	40,010
Magnum BHD	271,800	126,991
Mah Sing Group BHD	440,112	126,293
Malakoff Corp. BHD (B)	367,000	85,635
Malayan Banking BHD	487,086	1,179,411
Malayan Flour Mills BHD (B)	126,800	36,314
Malayan United Industries BHD (A)	280,100	12,918
Malaysia Airports Holdings BHD	230,288	523,264
Malaysia Building Society BHD	450,424	116,105
Malaysia Marine and Heavy Engineering Holdings BHD	68,200	10,920
Malaysian Pacific Industries BHD	52,638	157,358
Malaysian Resources Corp. BHD (B)	827,500	140,501
Malton BHD	89,200	12,567
Matrix Concepts Holdings BHD	232,978	119,453
Maxis BHD (B)	255,985	359,479
MBM Resources BHD	151,150	85,341
Media Chinese International, Ltd.	286,200	19,844
Media Prima BHD (A)	353,580	35,144
Mega First Corp. BHD	62,700	53,690
MISC BHD	190,550	274,675
Mitrajaya Holdings BHD	185,250	20,513
MKH BHD	164,232	53,850
MMC Corp. BHD	297,300	100,371
MNRB Holdings BHD (A)(B)	82,650	32,136
MPHB Capital BHD (A)	145,400	43,757
Muda Holdings BHD	76,700	32,559
Mudajaya Group BHD (A)	232,800	27,760
Muhibbah Engineering M BHD	155,300	118,357
Mulpha International BHD (A)	74,070	37,805
My EG Services BHD	803,350	290,543
Nestle Malaysia BHD	2,800	100,068
40	JOHN HANCOCK EMERGING MARKETS FUND | ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Shares	Value
Malaysia (continued)
NTPM Holdings BHD	145,500	$19,989
OCK Group BHD	98,000	14,532
Oriental Holdings BHD	198,920	303,050
OSK Holdings BHD	455,717	110,334
Padini Holdings BHD	198,900	289,457
Panasonic Manufacturing Malaysia BHD	10,900	106,054
Pantech Group Holdings BHD	69,792	7,806
Paramount Corp. BHD	56,600	29,291
Parkson Holdings BHD (A)	205,145	21,120
Pentamaster Corp. BHD (A)(B)	68,472	56,920
PESTECH International BHD (A)	162,500	57,624
Petron Malaysia Refining & Marketing BHD	32,000	66,063
Petronas Chemicals Group BHD	368,600	847,295
Petronas Dagangan BHD	32,500	214,564
Petronas Gas BHD	89,600	407,116
Pharmaniaga BHD	12,000	8,884
PIE Industrial BHD	70,800	24,068
Pos Malaysia BHD (B)	105,400	92,436
PPB Group BHD (B)	84,200	344,001
Press Metal Aluminium Holdings BHD (B)	283,400	342,671
Protasco BHD	136,470	15,263
Public Bank BHD	408,860	2,496,996
QL Resources BHD (B)	234,990	333,143
RHB Bank BHD	117,562	154,359
Rimbunan Sawit BHD (A)(B)	338,000	21,763
Salcon BHD	363,242	22,030
Salutica BHD	61,000	8,142
Sam Engineering & Equipment M BHD	9,300	17,156
Sapura Energy BHD (A)(B)	1,592,657	130,767
Sarawak Oil Palms BHD	117,242	82,406
Scicom MSC BHD	29,300	13,176
Scientex BHD	100,800	204,711
SEG International BHD	33,942	5,368
Selangor Dredging BHD	226,100	42,941
Selangor Properties BHD	18,300	18,209
Serba Dinamik Holdings BHD	187,700	175,580
Shangri-La Hotels Malaysia BHD	36,700	51,147
SHL Consolidated BHD	113,500	70,432
Sime Darby BHD (B)	646,874	400,816
Sime Darby Plantation BHD	410,374	534,382
Sime Darby Property BHD	481,874	147,501
Sino Hua-An International BHD (A)	186,200	12,400
SKP Resources BHD (B)	343,700	103,451
SP Setia BHD Group	277,511	177,376
Star Media Group BHD	119,300	28,016
Sumatec Resources BHD (A)	422,000	3,050
SEE NOTES TO FINANCIAL STATEMENTS	ANNUAL REPORT | JOHN HANCOCK EMERGING MARKETS FUND	41

	Shares	Value
Malaysia (continued)
Sunway BHD	438,676	$166,355
Sunway Construction Group BHD	139,762	65,230
Supermax Corp. BHD	142,700	116,460
Suria Capital Holdings BHD	196,400	76,723
Syarikat Takaful Malaysia BHD	226,300	213,231
Ta Ann Holdings BHD	74,808	50,006
TA Enterprise BHD	421,100	68,103
TA Global BHD	678,340	49,519
Taliworks Corp. BHD	72,600	25,760
Tambun Indah Land BHD	114,000	25,782
Tan Chong Motor Holdings BHD	191,600	79,325
Tasek Corp. BHD	5,400	8,805
TDM BHD	233,854	14,185
Telekom Malaysia BHD (B)	249,956	201,168
Tenaga Nasional BHD	418,300	1,594,612
TH Plantations BHD	185,160	31,964
Thong Guan Industries BHD	9,900	6,569
TIME dotCom BHD	174,540	348,278
Tiong NAM Logistics Holdings (A)	107,610	26,039
Top Glove Corp. BHD (B)	220,100	596,351
Tropicana Corp. BHD	334,535	69,161
TSH Resources BHD	365,500	106,769
Tune Protect Group BHD	181,600	35,496
Uchi Technologies BHD	116,230	87,286
UEM Edgenta BHD	179,900	100,793
UEM Sunrise BHD	549,866	120,155
UMW Holdings BHD	121,900	176,667
Unisem M BHD (B)	276,620	194,389
United Malacca BHD	112,550	168,369
United Plantations BHD	22,900	152,187
United U-Li Corp. BHD	81,600	14,397
UOA Development BHD	284,300	167,908
Velesto Energy BHD (A)	1,427,131	93,049
ViTrox Corp. BHD	41,700	78,538
VS Industry BHD (B)	500,631	192,313
Wah Seong Corp. BHD (A)	60,600	17,939
WCT Holdings BHD	449,609	98,347
Wellcall Holdings BHD	248,550	78,685
Westports Holdings BHD	299,900	270,815
WTK Holdings BHD	97,600	14,358
Yinson Holdings BHD	230,400	257,765
YNH Property BHD	188,011	64,879
Yong Tai BHD (A)	29,700	6,234
YTL Corp. BHD	1,643,930	531,101
YTL Power International BHD	415,480	115,177
Zhulian Corp. BHD	71,300	24,972
42	JOHN HANCOCK EMERGING MARKETS FUND | ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Shares	Value
Malta 0.0%		$425,970
Brait SE (A)	167,713	425,970
Mexico 3.9%		45,382,749
Alfa SAB de CV, Class A (B)	1,295,711	1,707,020
Alpek SAB de CV	197,876	291,450
Alsea SAB de CV	193,973	692,425
America Movil SAB de CV, Series L	6,641,335	5,586,226
Arca Continental SAB de CV	94,055	581,652
Axtel SAB de CV (A)(B)	488,271	97,627
Banco del Bajio SA (C)	60,517	141,590
Banco Santander Mexico SA, B Shares	361,254	572,364
Becle SAB De CV (B)	87,935	124,824
Bio Pappel SAB de CV (A)	18,527	19,579
Bolsa Mexicana de Valores SAB de CV	126,093	253,965
Cemex SAB de CV (A)(B)	1,623,138	1,150,327
Cemex SAB de CV, ADR (A)	81,587	578,452
Coca-Cola Femsa SAB de CV, ADR (B)	3,500	211,470
Coca-Cola Femsa SAB de CV, Series L	24,051	144,745
Consorcio ARA SAB de CV	324,942	110,212
Controladora Vuela Cia de Aviacion SAB de CV, ADR (A)(B)	6,795	49,536
Controladora Vuela Cia de Aviacion SAB de CV, Class A (A)(B)	93,501	68,075
Corp. Inmobiliaria Vesta SAB de CV	218,601	309,504
Credito Real SAB de CV	103,305	133,611
Dine SAB de CV (A)	103,700	59,109
El Puerto de Liverpool SAB de CV, Series C1	25,740	181,666
Elementia SAB de CV (A)(B)(C)	22,179	16,125
Fomento Economico Mexicano SAB de CV	146,657	1,404,757
Fomento Economico Mexicano SAB de CV, ADR	980	93,962
Genomma Lab Internacional SAB de CV, Class B (A)(B)	390,955	338,666
Gentera SAB de CV (B)	550,296	558,498
Gruma SAB de CV, Class B	76,182	963,816
Grupo Aeromexico SAB de CV (A)(B)	130,793	182,238
Grupo Aeroportuario del Centro Norte SAB de CV	121,620	799,480
Grupo Aeroportuario del Pacifico SAB de CV, ADR	14,159	1,462,766
Grupo Aeroportuario del Sureste SAB de CV, ADR (B)	4,187	785,439
Grupo Bimbo SAB de CV, Series A	354,270	739,683
Grupo Carso SAB de CV, Series A1	178,049	661,210
Grupo Cementos de Chihuahua SAB de CV	57,873	378,404
Grupo Comercial Chedraui SA de CV (B)	142,240	334,954
Grupo Elektra SAB de CV (B)	13,647	639,304
Grupo Famsa SAB de CV, Class A (A)	78,525	48,664
Grupo Financiero Banorte SAB de CV, Series O	403,684	2,753,383
Grupo Financiero Inbursa SAB de CV, Series O (B)	316,347	503,367
Grupo GICSA SA de CV (A)	171,142	80,352
Grupo Gigante SAB de CV (A)	168,900	371,301
Grupo Herdez SAB de CV	127,871	275,014
SEE NOTES TO FINANCIAL STATEMENTS	ANNUAL REPORT | JOHN HANCOCK EMERGING MARKETS FUND	43

	Shares	Value
Mexico (continued)
Grupo Hotelero Santa Fe SAB de CV (A)	101,125	$57,165
Grupo Industrial Saltillo SAB de CV	90,238	137,540
Grupo KUO SAB de CV, Series B	206,101	497,311
Grupo Lala SAB de CV (B)	205,125	218,275
Grupo Mexico SAB de CV, Series B	1,227,284	3,591,549
Grupo Pochteca SAB de CV (A)	20,836	7,601
Grupo Rotoplas SAB de CV (A)(B)	34,602	42,942
Grupo Sanborns SAB de CV	209,244	211,377
Grupo Simec SAB de CV, Series B (A)	47,661	136,083
Grupo Sports World SAB de CV (A)	27,369	26,788
Grupo Televisa SAB (B)	623,188	2,247,101
Hoteles City Express SAB de CV (A)(B)	163,881	196,346
Impulsora del Desarrollo y el Empleo en America Latina SAB de CV (A)	116,601	186,144
Industrias Bachoco SAB de CV, Series B	80,156	389,384
Industrias CH SAB de CV, Series B (A)(B)	77,620	305,519
Industrias Penoles SAB de CV	54,136	917,141
Infraestructura Energetica Nova SAB de CV	104,705	488,471
Kimberly-Clark de Mexico SAB de CV, Class A	414,558	729,725
La Comer SAB de CV (A)	246,023	272,998
Maxcom Telecomunicaciones SAB de CV (A)(B)	7,567	2,495
Megacable Holdings SAB de CV	113,844	536,588
Mexichem SAB de CV	413,696	1,396,003
Minera Frisco SAB de CV, Series A1 (A)(B)	314,174	122,511
Nemak SAB de CV (B)(C)	178,041	148,265
Organizacion Cultiba SAB de CV	45,332	44,133
Organizacion Soriana SAB de CV, Series B (A)(B)	1,114,545	2,042,382
Promotora y Operadora de Infraestructura SAB de CV (B)	56,725	602,872
Promotora y Operadora de Infraestructura SAB de CV, L Shares	4,040	31,190
Qualitas Controladora SAB de CV	64,212	160,083
Rassini SAB de CV	23,561	88,706
Rassini SAB de CV, Class A	28,100	54,420
Regional SAB de CV (B)	124,856	765,137
Telesites SAB de CV (A)(B)	298,206	233,973
TV Azteca SAB de CV	590,813	70,507
Unifin Financiera SAB de CV	35,701	91,078
Vitro SAB de CV, Series A	52,549	159,502
Wal-Mart de Mexico SAB de CV	619,975	1,716,632
Netherlands 0.0%		338,163
VEON, Ltd.	116,608	338,163
Peru 0.2%		2,658,030
Cementos Pacasmayo SAA, ADR	4,994	54,035
Cia de Minas Buenaventura SAA, ADR	21,714	273,379
Credicorp, Ltd.	10,520	2,293,570
Fossal SAA, ADR (A)	633	383
44	JOHN HANCOCK EMERGING MARKETS FUND | ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Shares	Value
Peru (continued)
Grana y Montero SAA, ADR (A)	11,010	$36,663
Philippines 1.3%		15,362,272
8990 Holdings, Inc.	111,700	14,833
Aboitiz Equity Ventures, Inc.	258,870	259,294
Aboitiz Power Corp.	209,900	145,332
Alliance Global Group, Inc. (A)	1,069,700	276,189
Alsons Consolidated Resources, Inc.	629,000	14,697
Alsons Consolidated Resources, Inc. (A)(D)	3,145	1,053
Apex Mining Company, Inc. (A)	520,000	15,468
Atlas Consolidated Mining & Development Corp. (A)	664,800	43,024
Ayala Corp.	60,030	1,123,755
Ayala Land, Inc.	986,500	821,419
Bank of the Philippine Islands	126,110	221,191
BDO Unibank, Inc.	158,812	386,651
Belle Corp.	1,714,000	98,740
Bloomberry Resorts Corp.	1,388,100	248,062
Cebu Air, Inc.	105,830	142,550
CEMEX Holdings Philippines, Inc. (A)(C)	853,600	51,257
Century Pacific Food, Inc.	245,950	65,709
China Banking Corp.	336,135	200,526
Cirtek Holdings Philippines Corp.	17,900	10,715
COL Financial Group, Inc.	10,000	3,068
Cosco Capital, Inc.	972,300	108,916
D&L Industries, Inc.	795,300	156,799
DMCI Holdings, Inc.	1,290,200	309,014
DoubleDragon Properties Corp. (A)	198,010	94,444
Eagle Cement Corp.	35,100	10,660
East West Banking Corp. (A)	185,750	50,306
EEI Corp. (A)	180,500	34,503
Emperador, Inc.	709,200	96,808
Empire East Land Holdings, Inc. (A)	2,941,000	31,370
Energy Development Corp. (A)	862,398	113,542
Filinvest Land, Inc.	4,785,750	135,167
First Gen Corp.	528,400	168,058
First Philippine Holdings Corp.	146,190	177,596
Global Ferronickel Holdings, Inc. (A)	297,000	11,109
Globe Telecom, Inc.	8,835	349,747
GT Capital Holdings, Inc.	11,830	193,892
Integrated Micro-Electronics, Inc.	284,355	73,440
International Container Terminal Services, Inc.	186,990	327,596
JG Summit Holdings, Inc.	483,530	542,894
Jollibee Foods Corp.	89,610	482,845
Leisure & Resorts World Corp.	221,000	16,281
Lepanto Consolidated Mining Company, Class B (A)	3,304,363	7,973
Lopez Holdings Corp.	1,638,400	144,001
SEE NOTES TO FINANCIAL STATEMENTS	ANNUAL REPORT | JOHN HANCOCK EMERGING MARKETS FUND	45

	Shares	Value
Philippines (continued)
LT Group, Inc.	533,500	$171,592
Macroasia Corp.	40,950	15,046
Manila Electric Company	35,470	247,661
Manila Water Company, Inc.	401,900	183,446
Max's Group, Inc.	98,300	24,265
Megawide Construction Corp.	327,470	110,883
Megaworld Corp.	2,913,600	250,218
Melco Resorts and Entertainment Philippines Corp. (A)	642,800	81,990
Metro Pacific Investments Corp.	2,965,300	302,510
Metro Retail Stores Group, Inc.	118,000	6,354
Metropolitan Bank & Trust Company	113,767	155,894
Nickel Asia Corp.	481,200	48,894
Pepsi-Cola Products Philippines, Inc.	951,000	36,667
Petron Corp.	1,157,700	196,194
Philex Mining Corp.	67,800	5,197
Philippine National Bank (A)	294,580	264,592
Philweb Corp. (A)	30,740	2,948
Phinma Energy Corp.	644,000	11,806
Phoenix Petroleum Philippines, Inc.	100,600	22,212
Pilipinas Shell Petroleum Corp.	59,140	63,598
PLDT, Inc.	26,755	698,764
Premium Leisure Corp.	1,553,000	25,267
Puregold Price Club, Inc.	263,600	226,802
PXP Energy Corp. (A)	49,400	14,517
RFM Corp.	101,000	9,068
Rizal Commercial Banking Corp.	343,193	183,083
Robinsons Land Corp.	960,896	383,046
Robinsons Retail Holdings, Inc.	106,950	163,261
San Miguel Corp.	281,534	890,117
San Miguel Food and Beverage, Inc.	70,810	131,119
Security Bank Corp.	59,837	217,860
Semirara Mining & Power Corp.	335,720	182,098
SM Investments Corp.	18,000	325,456
SM Prime Holdings, Inc.	622,204	454,138
SSI Group, Inc.	197,000	8,069
Starmalls, Inc.	172,400	23,070
STI Education Systems Holdings, Inc.	883,000	13,878
The Philippine Stock Exchange, Inc.	20,064	73,163
Top Frontier Investment Holdings, Inc. (A)	25,432	142,214
Travellers International Hotel Group, Inc. (A)	443,000	42,359
Union Bank of the Philippines	324,171	461,357
Universal Robina Corp.	153,800	401,472
Vista Land & Lifescapes, Inc.	2,174,400	260,275
Wilcon Depot, Inc.	201,500	43,423
Xurpas, Inc. (A)	112,100	5,935
46	JOHN HANCOCK EMERGING MARKETS FUND | ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Shares	Value
Poland 1.6%		$18,687,407
Agora SA	42,459	121,546
Alior Bank SA (A)	28,678	526,531
Amica SA	1,682	57,663
Apator SA	6,846	49,909
Asseco Poland SA	35,138	435,321
Bank Handlowy w Warszawie SA	6,094	111,847
Bank Millennium SA (A)	167,485	406,492
Bank Polska Kasa Opieki SA	15,474	487,563
Bank Zachodni WBK SA	3,241	329,477
Bioton SA (A)	45,261	85,656
Boryszew SA (A)	66,275	121,451
Budimex SA	4,580	140,745
CCC SA (B)	6,859	399,503
CD Projekt SA (A)	30,674	1,708,935
Ciech SA	19,045	270,675
ComArch SA	2,066	82,134
Cyfrowy Polsat SA (A)	65,749	398,723
Dino Polska SA (A)(C)	9,239	227,042
Dom Development SA	481	9,550
Enea SA (A)	99,394	228,767
Energa SA	62,040	140,328
Eurocash SA (B)	29,649	162,665
Fabryki Mebli Forte SA (A)	12,688	154,029
Famur SA	49,841	77,006
Firma Oponiarska Debica SA	4,011	152,775
Getin Holding SA (A)	269,086	18,160
Getin Noble Bank SA (A)	162,956	33,091
Globe Trade Centre SA	37,662	90,326
Grupa Azoty SA	18,121	185,810
Grupa Kety SA	6,132	640,869
Grupa Lotos SA	44,695	840,289
Impexmetal SA (A)	34,818	37,463
ING Bank Slaski SA	4,150	201,322
Inter Cars SA (B)	1,889	145,984
Jastrzebska Spolka Weglowa SA (A)	14,941	310,573
KGHM Polska Miedz SA (A)	33,440	818,118
KRUK SA	4,951	276,298
LC Corp. SA	197,712	120,176
LPP SA	240	597,836
Lubelski Wegiel Bogdanka SA (A)(B)	4,334	69,389
mBank SA	3,309	365,893
Netia SA (A)	93,696	112,053
Neuca SA	1,416	99,712
Orange Polska SA (A)	199,477	261,832
Orbis SA (B)	50,376	1,160,274
Pfleiderer Group SA	2,108	21,603
SEE NOTES TO FINANCIAL STATEMENTS	ANNUAL REPORT | JOHN HANCOCK EMERGING MARKETS FUND	47

	Shares	Value
Poland (continued)
PGE Polska Grupa Energetyczna SA (A)	200,067	$485,492
PKP Cargo SA (A)	11,429	153,118
Polnord SA (A)	12,615	34,601
Polski Koncern Naftowy ORLEN SA	72,418	1,919,823
Polskie Gornictwo Naftowe i Gazownictwo SA	208,712	326,964
Powszechna Kasa Oszczednosci Bank Polski SA	82,439	939,403
Powszechny Zaklad Ubezpieczen SA	84,950	1,023,030
Quercus TFI SA (A)	1,139	974
Rafako SA (A)	20,666	18,396
Stalprodukt SA	377	47,134
Tauron Polska Energia SA (A)	437,267	236,308
Vistula Group SA (A)	47,944	56,851
Warsaw Stock Exchange	10,869	121,387
Wawel SA	80	18,206
Zespol Elektrowni Patnow Adamow Konin SA	5,285	12,316
Romania 0.0%		454,252
NEPI Rockcastle PLC	47,699	454,252
Russia 1.2%		13,988,274
Etalon Group PLC, GDR	39,928	93,021
Gazprom PJSC, ADR	279,882	1,234,530
Globaltrans Investment PLC, GDR	24,747	272,402
Lenta, Ltd. (A)	34,545	146,159
Lenta, Ltd. (A)	27,531	116,483
LUKOIL PJSC, ADR	31,466	2,174,383
Magnitogorsk Iron & Steel Works PJSC, GDR	56,009	534,820
Mail.Ru Group, Ltd., GDR (A)	5,431	117,167
Mechel PJSC, ADR (A)	20,978	55,801
MMC Norilsk Nickel PJSC, ADR	45,634	757,313
Novatek PJSC, GDR	3,674	614,388
Novolipetsk Steel PJSC, GDR	20,424	496,022
O'Key Group SA, GDR	7,545	14,361
PhosAgro PJSC, GDR	16,762	222,108
Ros Agro PLC, GDR	6,396	65,466
Rosneft Oil Company PJSC, GDR	145,352	925,803
Rostelecom PJSC, ADR	24,950	149,996
RusHydro PJSC, ADR	234,319	209,371
Sberbank of Russia PJSC, ADR	272,779	2,978,747
Severstal PJSC, GDR	24,703	397,501
Tatneft PJSC, ADR	5,308	368,034
Tatneft PJSC, ADR	13,502	939,064
TMK PJSC, GDR	24,035	101,221
VTB Bank PJSC, GDR	423,199	532,874
X5 Retail Group NV, GDR	20,599	471,239
48	JOHN HANCOCK EMERGING MARKETS FUND | ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Shares	Value
Singapore 0.0%		$67,235
Grindrod Shipping Holdings, Ltd. (A)	5,985	49,139
Technovator International, Ltd. (A)	84,000	18,096
South Africa 6.7%		77,565,954
Absa Group, Ltd.	189,539	2,096,328
Adcock Ingram Holdings, Ltd.	35,686	173,106
Adcorp Holdings, Ltd. (A)	54,688	63,020
Advtech, Ltd.	217,516	225,767
AECI, Ltd.	55,582	393,590
African Oxygen, Ltd.	36,213	73,261
African Phoenix Investments, Ltd. (A)	878,658	35,284
African Rainbow Minerals, Ltd.	52,209	447,197
Afrimat, Ltd.	22,968	38,144
Alexander Forbes Group Holdings, Ltd.	183,014	65,947
Allied Electronics Corp., Ltd., A Shares (A)	52,886	56,872
Alviva Holdings, Ltd.	96,796	119,868
Anglo American Platinum, Ltd.	8,292	242,835
AngloGold Ashanti, Ltd.	20,881	166,791
AngloGold Ashanti, Ltd., ADR (B)	173,142	1,369,553
ArcelorMittal South Africa, Ltd. (A)	224,228	49,138
Ascendis Health, Ltd. (A)	48,188	39,333
Aspen Pharmacare Holdings, Ltd.	78,920	1,564,454
Assore, Ltd.	14,286	298,818
Astral Foods, Ltd.	23,546	414,683
Attacq, Ltd. (A)	184,026	202,108
Aveng, Ltd. (A)	3,504,675	11,909
AVI, Ltd.	135,256	1,067,263
Barloworld, Ltd.	134,846	1,146,869
Bid Corp., Ltd.	80,220	1,711,646
Blue Label Telecoms, Ltd.	191,781	93,429
Capitec Bank Holdings, Ltd.	11,995	819,192
Cashbuild, Ltd.	10,860	229,022
Caxton and CTP Publishers & Printers, Ltd.	226,989	152,580
City Lodge Hotels, Ltd.	21,596	204,365
Clicks Group, Ltd.	97,551	1,347,278
Clover Industries, Ltd.	78,340	91,203
Consolidated Infrastructure Group, Ltd. (A)	32,430	7,947
Coronation Fund Managers, Ltd.	92,139	360,950
Curro Holdings, Ltd. (A)	56,304	122,659
DataTec, Ltd.	127,276	203,946
Dis-Chem Pharmacies, Ltd. (C)	19,706	45,381
Discovery, Ltd.	88,984	1,060,307
Distell Group Holdings, Ltd. (A)	14,217	118,006
DRDGOLD, Ltd.	236,387	51,179
enX Group, Ltd. (A)	8,796	7,483
EOH Holdings, Ltd.	49,184	133,671
SEE NOTES TO FINANCIAL STATEMENTS	ANNUAL REPORT | JOHN HANCOCK EMERGING MARKETS FUND	49

	Shares	Value
South Africa (continued)
Exxaro Resources, Ltd.	92,219	$934,738
Famous Brands, Ltd. (A)	33,669	233,260
FirstRand, Ltd. (B)	968,025	4,656,961
Gold Fields, Ltd., ADR	433,602	1,079,669
Grand Parade Investments, Ltd.	206,978	32,343
Grindrod, Ltd. (A)(B)	239,427	137,970
Group Five, Ltd. (A)	101,158	6,124
Harmony Gold Mining Company, Ltd.	57,569	93,486
Harmony Gold Mining Company, Ltd., ADR (B)	147,546	244,926
Hudaco Industries, Ltd.	18,219	179,692
Hulamin, Ltd.	133,602	43,654
Impala Platinum Holdings, Ltd. (A)	291,086	353,507
Imperial Holdings, Ltd. (B)	75,489	1,057,752
Investec, Ltd.	68,110	445,762
Invicta Holdings, Ltd.	10,662	24,618
Italtile, Ltd.	38,046	35,724
JSE, Ltd.	42,565	469,036
KAP Industrial Holdings, Ltd.	831,600	421,466
Kumba Iron Ore, Ltd.	25,559	460,754
Lewis Group, Ltd.	40,151	77,336
Liberty Holdings, Ltd.	66,373	525,119
Life Healthcare Group Holdings, Ltd. (B)	591,335	1,072,809
Long4Life, Ltd.	117,678	40,821
Massmart Holdings, Ltd.	54,983	414,420
Merafe Resources, Ltd.	893,075	91,740
Metair Investments, Ltd.	71,247	84,713
MiX Telematics, Ltd., ADR	6,373	106,684
MMI Holdings, Ltd.	528,839	616,721
Mpact, Ltd.	91,886	143,837
Mr. Price Group, Ltd.	73,975	1,134,040
MTN Group, Ltd. (B)	688,647	4,169,581
Murray & Roberts Holdings, Ltd.	185,890	196,198
Nampak, Ltd. (A)	306,956	329,314
Naspers, Ltd., N Shares	27,061	6,009,051
Nedbank Group, Ltd.	69,289	1,310,655
Netcare, Ltd.	454,980	907,826
Northam Platinum, Ltd. (A)	138,490	367,415
Novus Holdings, Ltd.	5,844	1,843
Oceana Group, Ltd.	24,837	133,340
Omnia Holdings, Ltd.	30,262	267,672
Peregrine Holdings, Ltd.	134,714	195,218
Pick n Pay Stores, Ltd.	170,682	842,032
Pioneer Foods Group, Ltd.	44,402	318,820
PPC, Ltd. (A)	784,329	327,828
PSG Group, Ltd.	42,303	647,366
Raubex Group, Ltd.	62,508	92,898
50	JOHN HANCOCK EMERGING MARKETS FUND | ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Shares	Value
South Africa (continued)
RCL Foods, Ltd.	10,269	$11,867
Reunert, Ltd.	84,912	439,856
Rhodes Food Group Pty, Ltd.	46,761	63,506
Royal Bafokeng Platinum, Ltd. (A)	23,299	36,363
Sanlam, Ltd.	555,485	2,998,037
Santam, Ltd.	21,283	439,213
Sappi, Ltd.	262,746	1,794,614
Sasol, Ltd. (B)	113,207	4,434,244
Sasol, Ltd., ADR	1,898	74,515
Shoprite Holdings, Ltd.	136,873	1,900,076
Sibanye Gold, Ltd., ADR (A)(B)	230,924	544,981
Spur Corp., Ltd.	52,155	95,783
Stadio Holdings, Ltd. (A)	51,931	15,522
Standard Bank Group, Ltd. (B)	340,391	4,314,277
Steinhoff International Holdings NV (A)(B)	459,608	87,602
Sun International, Ltd. (A)	53,018	193,039
Super Group, Ltd. (A)	196,035	526,092
Telkom SA SOC, Ltd.	142,718	488,335
The Bidvest Group, Ltd.	139,201	2,045,624
The Foschini Group, Ltd.	99,679	1,184,231
The SPAR Group, Ltd.	95,090	1,326,584
Tiger Brands, Ltd.	40,396	786,435
Tongaat Hulett, Ltd.	52,713	283,608
Transaction Capital, Ltd.	158,892	189,083
Trencor, Ltd.	107,179	244,707
Truworths International, Ltd.	204,709	1,198,093
Tsogo Sun Holdings, Ltd.	203,973	291,772
Vodacom Group, Ltd.	164,471	1,414,494
Wilson Bayly Holmes-Ovcon, Ltd.	22,674	231,230
Woolworths Holdings, Ltd.	393,848	1,453,050
South Korea 17.1%		198,120,320
3S Korea Company, Ltd. (A)	3,893	10,664
ABco Electronics Company, Ltd.	2,830	20,019
Able C&C Company, Ltd. (A)	4,580	55,524
ABOV Semiconductor Company, Ltd.	2,850	15,710
Ace Technologies Corp. (A)(B)	7,358	34,793
Actoz Soft Company, Ltd. (A)	1,680	18,025
Advanced Cosmeceutical Technology Company, Ltd. (A)	3,410	24,411
Advanced Nano Products Company, Ltd.	1,831	28,587
Aekyung Petrochemical Company, Ltd.	6,856	69,571
AfreecaTV Company, Ltd. (B)	3,889	131,645
Agabang&Company (A)	7,905	35,357
Ahn-Gook Pharmaceutical Company, Ltd.	1,780	20,782
Ahnlab, Inc.	1,272	66,495
AJ Networks Company, Ltd.	3,192	15,090
SEE NOTES TO FINANCIAL STATEMENTS	ANNUAL REPORT | JOHN HANCOCK EMERGING MARKETS FUND	51

	Shares	Value
South Korea (continued)
AJ Rent A Car Company, Ltd. (A)	6,629	$81,587
Ajin Industrial Company, Ltd. (A)	2,965	6,891
AK Holdings, Inc.	2,279	137,512
ALUKO Company, Ltd.	11,214	37,311
Aminologics Company, Ltd. (A)	4,205	9,559
Amorepacific Corp.	2,520	595,198
AMOREPACIFIC Group	5,931	513,556
Amotech Company, Ltd. (A)(B)	3,682	107,170
Anam Electronics Company, Ltd. (A)(B)	9,848	34,031
Ananti, Inc. (A)	2,754	18,385
Anapass, Inc.	2,164	39,239
Aprogen KIC, Inc. (A)	1,612	16,432
APS Holdings Corp. (A)	4,835	24,262
Asia Cement Company, Ltd.	375	41,899
ASIA Holdings Company, Ltd.	407	47,539
Asia Paper Manufacturing Company, Ltd.	2,041	76,369
Asiana Airlines, Inc. (A)	57,330	217,365
Atec Company, Ltd.	2,176	14,861
Atinum Investment Company, Ltd.	12,841	37,588
AUK Corp.	7,233	16,600
Aurora World Corp.	1,645	15,144
Austem Company, Ltd.	5,882	22,268
Autech Corp.	4,431	43,756
Avaco Company, Ltd. (A)	3,479	23,129
Baiksan Company, Ltd.	4,206	22,782
Bcworld Pharm Company, Ltd.	677	17,270
BGF Company, Ltd.	27,716	234,962
BGF retail Company, Ltd.	1,520	234,078
BH Company, Ltd. (A)	8,662	197,252
Binex Company, Ltd. (A)	4,534	48,641
Binggrae Company, Ltd.	1,185	74,612
BioSmart Company, Ltd. (A)	3,956	20,703
Biotoxtech Company, Ltd. (A)	1,643	19,273
Biovill Company, Ltd. (A)	4,344	9,483
BIT Computer Company, Ltd. (A)	3,660	22,184
Bixolon Company, Ltd.	3,460	19,744
Bluecom Company, Ltd.	4,144	19,239
BNK Financial Group, Inc.	67,858	508,631
Boditech Med, Inc.	2,834	40,472
Bohae Brewery Company, Ltd. (A)	21,260	16,763
BoKwang Industry Company, Ltd.	2,974	13,881
Bolak Company, Ltd. (B)	10,391	27,622
Bookook Securities Company, Ltd.	968	19,880
Boryung Medience Company, Ltd. (A)	1,653	17,874
Boryung Pharmaceutical Company, Ltd.	2,375	22,716
Bosung Power Technology Company, Ltd. (A)	9,037	24,868
52	JOHN HANCOCK EMERGING MARKETS FUND | ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Shares	Value
South Korea (continued)
Brain Contents Company, Ltd. (A)	20,858	$18,728
Bubang Company, Ltd. (A)	4,189	10,546
Busan City Gas Company, Ltd.	902	29,190
Byon Company, Ltd. (A)	11,160	26,177
Byucksan Corp.	16,282	46,354
CammSys Corp. (A)(B)	29,800	58,190
Capro Corp.	10,985	65,788
Caregen Company, Ltd.	589	44,328
Castec Korea Company, Ltd.	2,649	10,229
Cell Biotech Company, Ltd.	2,474	82,172
Celltrion Pharm, Inc. (A)	2,650	190,791
Celltrion, Inc. (A)(B)	8,272	2,008,127
Chabiotech Company, Ltd. (A)	3,839	66,461
Changhae Ethanol Company, Ltd.	2,989	34,504
Charm Engineering Company, Ltd. (A)	23,073	34,825
Cheil Worldwide, Inc.	11,205	194,257
Chemtronics Company, Ltd. (A)	4,900	31,858
Chemtros Company, Ltd. (A)	5,531	18,621
Cheryong Electric Company, Ltd.	2,770	22,726
ChinHung International, Inc. (A)	8,076	15,446
Chinyang Holdings Corp.	14,267	34,878
Choa Pharmaceutical Company (A)	3,347	16,414
Chokwang Paint, Ltd.	1,999	13,999
Chong Kun Dang Pharmaceutical Corp.	1,809	176,261
Chongkundang Holdings Corp.	1,391	82,712
Choong Ang Vaccine Laboratory	726	16,373
Chorokbaem Media Company, Ltd. (A)	18,233	25,387
Chosun Refractories Company, Ltd.	1,126	84,325
Chungdahm Learning, Inc.	1,846	36,131
CJ CGV Company, Ltd.	4,830	229,879
CJ CheilJedang Corp.	3,299	1,014,662
CJ Corp.	6,282	744,942
CJ ENM Company, Ltd.	1,304	295,028
CJ Freshway Corp.	2,124	60,492
CJ Hello Company, Ltd.	8,932	68,697
CJ Logistics Corp. (A)(B)	1,639	226,725
CKD Bio Corp.	1,764	32,316
Clean & Science Company, Ltd.	1,783	24,483
CMG Pharmaceutical Company, Ltd. (A)	9,973	45,764
Codi-M Company, Ltd. (A)(B)	20,317	25,920
Com2uS Corp. (B)	3,127	437,649
Commax Company, Ltd.	2,745	15,154
Coreana Cosmetics Company, Ltd.	3,383	19,080
Cosmax BTI, Inc.	1,013	27,329
Cosmax, Inc.	1,203	164,159
Cosmecca Korea Company, Ltd.	880	26,317
SEE NOTES TO FINANCIAL STATEMENTS	ANNUAL REPORT | JOHN HANCOCK EMERGING MARKETS FUND	53

	Shares	Value
South Korea (continued)
CosmoAM&T Company, Ltd. (A)	2,489	$57,782
Cosmochemical Company, Ltd. (A)(B)	3,900	65,309
COSON Company, Ltd. (A)	1,947	24,308
Coway Company, Ltd.	10,698	878,137
COWELL FASHION Company, Ltd.	10,879	56,369
Crown Confectionery Company, Ltd.	1,748	19,061
CROWNHAITAI Holdings Company, Ltd.	3,824	48,250
CrucialTec Company, Ltd. (A)(B)	12,118	28,227
CS Wind Corp.	699	18,266
CTC BIO, Inc. (A)	2,903	36,754
CTGen Company, Ltd. (A)(B)	7,350	28,197
Cuckoo Electronics Company, Ltd.	325	51,386
Cuckoo Homesys Company, Ltd. (A)	103	21,181
Curo Company, Ltd. (A)(B)	21,005	14,481
CUROCOM Company, Ltd. (A)	8,580	17,816
Cymechs, Inc.	2,915	29,046
D.I. Corp.	11,198	49,942
DA Technology Company, Ltd.	1,469	21,231
Dae Dong Industrial Company, Ltd.	4,494	28,214
Dae Han Flour Mills Company, Ltd.	511	81,440
Dae Hwa Pharmaceutical Company, Ltd.	1,986	55,987
Dae Hyun Company, Ltd.	5,941	14,375
Dae Won Chemical Company, Ltd. (A)	9,868	17,723
Dae Won Kang Up Company, Ltd.	17,327	64,002
Dae Young Packaging Company, Ltd. (A)	20,178	17,120
Daea TI Company, Ltd. (B)	13,163	99,177
Daechang Forging Company, Ltd.	330	13,718
Daeduck Electronics Company	13,878	103,955
Daeduck GDS Company, Ltd.	7,292	83,187
Daegu Department Store	3,466	29,715
Daehan New Pharm Company, Ltd. (A)	3,213	40,122
Daehan Steel Company, Ltd.	5,437	35,050
Dae-Il Corp.	6,013	36,507
Daejoo Electronic Materials Company, Ltd. (A)	1,205	32,033
Daekyo Company, Ltd.	7,335	47,823
Daelim B&Co Company, Ltd.	2,884	13,439
Daelim C&S Company, Ltd.	1,406	14,267
Daelim Industrial Company, Ltd.	7,166	527,173
Daeryuk Can Company, Ltd. (B)	5,701	30,981
Daesang Corp.	6,906	164,966
Daesang Holdings Company, Ltd.	8,580	64,815
Daesung Energy Company, Ltd.	3,360	17,597
Daesung Holdings Company, Ltd.	1,757	11,425
Daesung Industrial Company, Ltd. (A)	6,807	29,042
Daewon Cable Company, Ltd. (A)	9,500	15,039
Daewon Media Company, Ltd. (A)	2,310	15,971
54	JOHN HANCOCK EMERGING MARKETS FUND | ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Shares	Value
South Korea (continued)
Daewon Pharmaceutical Company, Ltd.	3,438	$60,566
Daewon San Up Company, Ltd.	1,661	9,731
Daewoo Electronic Components Company, Ltd. (A)	5,628	11,471
Daewoo Engineering & Construction Company, Ltd. (A)	40,165	188,974
Daewoo Shipbuilding & Marine Engineering Company, Ltd. (A)	16,284	415,853
Daewoong Company, Ltd.	5,720	95,249
Daewoong Pharmaceutical Company, Ltd.	276	50,779
Daihan Pharmaceutical Company, Ltd.	1,745	74,761
Daishin Securities Company, Ltd.	12,312	134,911
Daiyang Metal Company, Ltd. (A)	2,077	9,433
Danal Company, Ltd. (A)	9,178	37,369
Danawa Company, Ltd.	1,186	22,785
Daou Data Corp.	7,783	81,093
Daou Technology, Inc.	14,029	285,980
Dasan Networks, Inc. (A)	3,196	20,616
Dawonsys Company, Ltd.	2,745	38,635
Dayou Automotive Seat Technology Company, Ltd.	29,372	28,359
DB Financial Investment Company, Ltd.	15,795	59,600
DB HiTek Company, Ltd.	17,745	292,473
DB Insurance Company, Ltd.	21,078	1,211,858
DB, Inc. (A)	31,939	23,294
DCM Corp.	1,699	19,224
Deutsch Motors, Inc. (A)	4,260	21,347
Development Advance Solution Company, Ltd.	2,376	17,407
DGB Financial Group, Inc.	47,171	434,278
DHP Korea Company, Ltd. (B)	2,530	34,605
Digital Chosun Company, Ltd.	10,376	19,062
Digital Power Communications Company, Ltd.	11,622	40,069
DIO Corp. (A)	2,687	81,225
Display Tech Company, Ltd.	7,596	27,286
DMS Company, Ltd.	7,271	45,057
DNF Company, Ltd.	3,282	34,474
Dong A Eltek Company, Ltd.	2,865	23,937
Dong Ah Tire & Rubber Company, Ltd. (A)	1,936	22,522
Dong-A Socio Holdings Company, Ltd.	704	66,397
Dong-A ST Company, Ltd.	1,619	149,735
Dong-Ah Geological Engineering Company, Ltd.	2,970	47,855
Dongbang Transport Logistics Company, Ltd. (B)	12,725	20,512
Dongbu Corp. (A)	1,658	13,882
Dongbu Steel Company, Ltd. (A)	2,567	18,934
Dong-Il Corp.	500	34,350
Dongil Industries Company, Ltd.	659	40,543
Dongjin Semichem Company, Ltd.	13,536	135,395
DongKook Pharmaceutical Company, Ltd.	814	50,693
Dongkuk Industries Company, Ltd.	10,593	29,254
Dongkuk Steel Mill Company, Ltd.	24,595	206,442
SEE NOTES TO FINANCIAL STATEMENTS	ANNUAL REPORT | JOHN HANCOCK EMERGING MARKETS FUND	55

	Shares	Value
South Korea (continued)
Dongkuk Structures & Construction Company, Ltd.	11,984	$44,200
Dongsuh Companies, Inc.	2,572	52,330
Dongsung Chemical Company, Ltd.	1,620	18,911
DONGSUNG Corp.	8,103	44,099
Dongsung Finetec Company, Ltd. (A)	2,414	16,508
Dongwha Enterprise Company, Ltd.	1,354	35,081
Dongwha Pharmaceutical Company, Ltd.	6,493	67,611
Dongwon Company, Ltd. (A)	2,674	25,086
Dongwon Development Company, Ltd.	17,898	67,262
Dongwon F&B Company, Ltd.	369	95,464
Dongwon Industries Company, Ltd.	560	151,632
Dongwon Systems Corp.	1,235	35,904
Dongyang E&P, Inc.	1,940	17,346
Dongyang Steel Pipe Company, Ltd. (A)	16,918	39,026
Doosan Bobcat, Inc.	4,368	139,645
Doosan Corp.	2,451	257,428
Doosan Heavy Industries & Construction Company, Ltd. (A)	32,686	415,196
Doosan Infracore Company, Ltd. (A)(B)	68,615	586,173
DoubleUGames Company, Ltd.	1,586	99,324
Douzone Bizon Company, Ltd. (B)	8,022	410,689
DRB Holding Company, Ltd.	7,186	47,619
DST ROBOT Company, Ltd. (A)(B)	10,248	14,952
DTR Automotive Corp.	1,408	44,850
Duk San Neolux Company, Ltd. (A)	2,095	32,550
Duksan Hi-Metal Company, Ltd. (A)	1,504	8,512
DY Corp.	8,288	42,060
DY POWER Corp.	2,421	39,655
e Tec E&C, Ltd.	963	107,271
E1 Corp.	1,693	98,569
Eagon Industrial, Ltd.	2,195	22,879
Easy Bio, Inc.	20,602	134,154
Ecopro Company, Ltd. (A)(B)	5,349	189,044
e-Credible Company, Ltd.	1,274	17,001
Ehwa Technologies Information Company, Ltd. (A)	117,826	33,686
Elentec Company, Ltd. (A)	2,738	8,163
e-LITECOM Company, Ltd.	2,713	16,364
E-MART, Inc.	3,161	609,027
EM-Tech Company, Ltd.	2,998	49,910
EMW Company, Ltd. (A)	8,120	22,008
Enerzent Company, Ltd. (A)	11,828	32,348
Enex Company, Ltd.	5,367	6,772
ENF Technology Company, Ltd. (B)	4,942	66,345
Eo Technics Company, Ltd.	1,472	79,084
Esmo Corp. (A)(B)	3,323	29,026
Estechpharma Company, Ltd.	2,179	22,404
E-TRON Company, Ltd. (A)	32,140	7,625
56	JOHN HANCOCK EMERGING MARKETS FUND | ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Shares	Value
South Korea (continued)
Eugene Corp.	9,157	$54,841
Eugene Investment & Securities Company, Ltd. (A)	26,505	66,663
Eugene Technology Company, Ltd.	4,125	59,126
Eusu Holdings Company, Ltd. (A)	5,313	31,405
EVERDIGM Corp.	4,305	32,572
F&F Company, Ltd.	2,178	196,437
Farmsco	6,179	59,379
FarmStory Company, Ltd. (A)	16,510	18,838
Feelingk Company, Ltd. (A)	16,113	44,357
Feelux Company, Ltd. (B)	6,419	86,166
Fila Korea, Ltd.	17,765	665,991
Fine Semitech Corp.	8,278	45,419
Fine Technix Company, Ltd. (A)	8,732	18,478
FN Republic Company, Ltd. (A)	4,757	12,991
Foosung Company, Ltd. (A)(B)	23,819	248,026
Fursys, Inc.	1,610	43,984
Gabia, Inc.	3,279	25,850
Gamevil, Inc. (A)	1,221	60,494
Gaon Cable Company, Ltd.	1,122	21,041
Genic Company, Ltd. (A)(B)	2,713	34,226
Geumhwa PSC Company, Ltd.	327	10,105
Gigalane Company, Ltd. (A)	6,681	17,099
Global Display Company, Ltd. (A)(D)	4,255	4,511
Global Standard Technology Company, Ltd.	1,760	10,133
GNCO Company, Ltd. (A)	14,824	30,813
GOLFZON Company, Ltd.	1,250	45,190
Golfzon Newdin Holdings Company, Ltd.	7,428	31,299
Good People Company, Ltd. (A)(B)	7,441	32,473
Grand Korea Leisure Company, Ltd.	5,059	109,731
Green Cross Cell Corp.	117	5,646
Green Cross Corp.	507	89,246
Green Cross Holdings Corp.	4,927	135,587
GS Engineering & Construction Corp.	10,372	445,880
GS Global Corp.	21,478	59,740
GS Holdings Corp.	27,599	1,316,453
GS Home Shopping, Inc.	1,111	206,967
GS Retail Company, Ltd.	8,132	271,564
G-SMATT GLOBAL Company, Ltd. (A)(B)	3,680	35,692
Gwangju Shinsegae Company, Ltd.	248	46,790
Hae In Corp.	2,408	13,161
HAESUNG DS Company, Ltd.	3,118	48,749
Haimarrow Food Service Company, Ltd.	7,718	19,445
Haitai Confectionery & Foods Company, Ltd.	2,392	27,170
Halla Corp.	9,672	45,062
Halla Holdings Corp.	3,953	148,890
Han Kuk Carbon Company, Ltd. (B)	14,912	85,037
SEE NOTES TO FINANCIAL STATEMENTS	ANNUAL REPORT | JOHN HANCOCK EMERGING MARKETS FUND	57

	Shares	Value
South Korea (continued)
Hana Financial Group, Inc.	79,714	$3,056,697
Hana Micron, Inc. (A)	6,505	28,727
Hana Tour Service, Inc.	3,239	204,431
Hancom MDS, Inc.	1,602	28,711
Hancom, Inc.	4,601	71,905
Handok, Inc.	2,126	54,720
Handsome Company, Ltd.	3,370	117,750
Hanil Cement Company Ltd./New (A)	710	96,631
Hanil Cement Company, Ltd.	582	41,612
Hanil Vacuum Company, Ltd. (A)	19,263	32,960
Hanjin Heavy Industries & Construction Company, Ltd. (A)	29,550	69,476
Hanjin Heavy Industries & Construction Holdings Company, Ltd. (A)	7,525	22,985
Hanjin Kal Corp. (B)	19,761	321,125
Hanjin Transportation Company, Ltd.	3,281	87,397
Hankook Cosmetics Company, Ltd. (A)(B)	2,811	36,584
Hankook Cosmetics Manufacturing Company, Ltd.	541	22,316
Hankook Shell Oil Company, Ltd.	256	77,936
Hankook Tire Company, Ltd.	18,021	755,216
Hankuk Paper Manufacturing Company, Ltd.	1,497	28,234
Hanmi Pharm Company, Ltd.	918	410,188
Hanmi Science Company, Ltd.	698	54,474
Hanmi Semiconductor Company, Ltd.	7,032	77,059
HanmiGlobal Company, Ltd.	2,136	18,911
Hanon Systems	39,924	430,389
Hans Biomed Corp.	1,340	35,943
Hansae Company, Ltd.	5,224	87,492
Hansae MK Company, Ltd.	1,588	12,040
Hansae Yes24 Holdings Company, Ltd.	7,184	60,771
Hanshin Construction Company, Ltd.	2,741	46,030
Hanshin Machinery Company	10,735	25,471
Hansol Chemical Company, Ltd.	3,526	263,477
Hansol Holdings Company, Ltd.	15,348	71,114
Hansol HomeDeco Company, Ltd.	12,437	18,056
Hansol Paper Company, Ltd.	6,940	128,954
Hansol Technics Company, Ltd. (A)	8,553	74,879
Hanssem Company, Ltd.	2,661	197,201
Hanwha Aerospace Company, Ltd. (A)	18,107	406,588
Hanwha Chemical Corp.	38,516	700,489
Hanwha Corp.	22,991	657,869
Hanwha Galleria Timeworld Company, Ltd. (A)	571	16,909
Hanwha General Insurance Company, Ltd.	33,528	209,937
Hanwha Investment & Securities Company, Ltd. (A)	50,766	117,815
Hanwha Life Insurance Company, Ltd.	145,335	633,177
Hanyang Eng Company, Ltd.	4,490	67,331
Hanyang Securities Company, Ltd.	3,589	23,659
58	JOHN HANCOCK EMERGING MARKETS FUND | ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Shares	Value
South Korea (continued)
Harim Company, Ltd. (A)(B)	13,935	$39,309
HB Technology Company, Ltd. (B)	21,802	58,311
HDC Holdings Company, Ltd. (B)	6,618	145,636
HDC Hyundai Development Co-Engineering & Construction (A)	9,247	464,364
HDC Hyundai Engineering Plastics Company, Ltd.	9,361	50,852
HDC I-Controls Company, Ltd.	1,444	17,049
Heung-A Shipping Company, Ltd. (A)	66,228	32,584
Heungkuk Fire & Marine Insurance Company, Ltd. (A)	14,960	80,611
Hite Jinro Company, Ltd.	11,116	167,791
Hitejinro Holdings Company, Ltd.	5,212	37,437
Home Center Holdings Company, Ltd.	21,499	34,734
Homecast Company, Ltd. (A)	4,304	33,952
Hotel Shilla Company, Ltd.	4,381	424,696
HS Industries Company, Ltd. (B)	23,296	187,210
HS R&A Company, Ltd.	18,150	37,263
HSD Engine Company, Ltd. (A)	6,627	22,482
Huchems Fine Chemical Corp.	7,247	164,917
Hugel, Inc. (A)	435	167,418
Humax Company, Ltd. (A)	4,390	25,631
Humedix Company, Ltd.	886	26,959
Huneed Technologies (A)	4,041	33,386
Huons Company, Ltd.	3,288	293,678
Huons Global Company, Ltd.	1,689	89,477
Husteel Company, Ltd.	1,148	14,855
Huvis Corp.	4,092	35,171
Huvitz Company, Ltd.	2,214	24,151
Hwa Shin Company, Ltd.	6,498	18,853
Hwacheon Machine Tool Company, Ltd.	730	32,319
Hwail Pharm Company, Ltd.	2,270	16,090
Hwajin Company, Ltd. (A)	8,174	22,574
Hwangkum Steel & Technology Company, Ltd.	4,265	40,367
HwaSung Industrial Company, Ltd.	4,083	52,973
Hy-Lok Corp.	1,899	41,822
Hyosung Advanced Materials Corp. (A)	1,008	144,886
Hyosung Chemical Corp. (A)	718	121,908
Hyosung Corp. (B)	3,105	127,976
Hyosung Heavy Industries Corp. (A)	2,099	111,630
Hyosung TNC Company, Ltd. (A)	974	166,249
HyosungITX Company, Ltd.	1,716	17,419
Hyundai BNG Steel Company, Ltd.	2,838	31,196
Hyundai Construction Equipment Company, Ltd. (A)	1,829	193,741
Hyundai Corp.	1,462	37,625
Hyundai Corp. Holdings, Inc.	2,238	57,995
Hyundai Department Store Company, Ltd.	5,348	478,297
Hyundai Electric & Energy System Company, Ltd. (A)	546	29,049
Hyundai Elevator Company, Ltd. (B)	2,258	184,935
SEE NOTES TO FINANCIAL STATEMENTS	ANNUAL REPORT | JOHN HANCOCK EMERGING MARKETS FUND	59

	Shares	Value
South Korea (continued)
Hyundai Engineering & Construction Company, Ltd.	18,165	$977,803
Hyundai Glovis Company, Ltd.	4,966	539,763
Hyundai Greenfood Company, Ltd.	21,062	246,961
Hyundai Heavy Industries Company, Ltd. (A)	5,252	556,931
Hyundai Heavy Industries Holdings Company, Ltd. (A)	2,785	944,804
Hyundai Home Shopping Network Corp.	2,391	243,743
Hyundai Hy Communications & Network Company, Ltd.	18,609	68,387
Hyundai IBT Company, Ltd. (A)	4,520	21,379
Hyundai Livart Furniture Company, Ltd.	4,345	90,928
Hyundai Marine & Fire Insurance Company, Ltd.	26,885	898,182
Hyundai Merchant Marine Company, Ltd. (A)(B)	63,326	258,474
Hyundai Mipo Dockyard Company, Ltd. (A)	3,756	329,840
Hyundai Mobis Company, Ltd.	6,634	1,334,989
Hyundai Motor Company	15,011	1,685,715
Hyundai Motor Securities Company, Ltd.	6,164	54,893
Hyundai Pharmaceutical Company, Ltd.	6,292	30,930
Hyundai Rotem Company, Ltd. (A)	2,637	64,470
Hyundai Steel Company	20,882	998,794
Hyundai Telecommunication Company, Ltd.	1,711	17,131
Hyundai Wia Corp.	8,098	310,185
HyVision System, Inc.	4,321	60,205
i3system, Inc.	1,056	17,209
ICD Company, Ltd.	5,933	56,755
IHQ, Inc. (A)	26,766	52,670
Il Dong Pharmaceutical Company, Ltd.	2,157	48,518
IlDong Holdings Company, Ltd.	722	9,213
Iljin Diamond Company, Ltd.	978	22,014
Iljin Display Company, Ltd.	4,018	16,279
Iljin Electric Company, Ltd.	7,159	27,818
Iljin Holdings Company, Ltd. (A)	7,892	31,361
Iljin Materials Company, Ltd.	1,457	72,496
Ilshin Spinning Company, Ltd.	565	58,870
Ilsung Pharmaceuticals Company, Ltd.	495	45,610
Ilyang Pharmaceutical Company, Ltd. (A)	2,144	65,069
IM Company, Ltd. (A)	9,508	15,516
iMarketKorea, Inc.	8,736	54,919
InBody Company, Ltd.	3,380	89,022
INCON Company, Ltd. (A)	1,317	11,654
Industrial Bank of Korea	57,235	766,151
Infinitt Healthcare Company, Ltd. (A)	3,422	24,752
INITECH Company, Ltd. (A)	3,266	21,877
Innocean Worldwide, Inc.	1,629	85,467
InnoWireless, Inc. (A)	671	14,105
Innox Advanced Materials Company, Ltd. (A)	1,847	94,740
Inscobee, Inc. (A)	8,994	79,709
Insun ENT Company, Ltd. (A)	8,284	55,814
60	JOHN HANCOCK EMERGING MARKETS FUND | ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Shares	Value
South Korea (continued)
Intelligent Digital Integrated Security Company, Ltd.	2,466	$32,681
Interflex Company, Ltd. (A)	4,260	61,892
Interojo Company, Ltd.	2,844	85,546
Interpark Corp.	4,252	23,552
Interpark Holdings Corp.	19,796	45,789
INTOPS Company, Ltd.	8,844	73,674
Inzi Controls Company, Ltd.	6,581	33,892
Iones Company, Ltd. (A)	1,720	22,551
IS Dongseo Company, Ltd.	7,865	257,026
ISC Company, Ltd.	3,267	38,441
i-SENS, Inc.	2,721	54,278
ISU Chemical Company, Ltd.	3,953	41,718
IsuPetasys Company, Ltd.	10,043	36,299
It's Hanbul Company, Ltd.	934	37,149
J.ESTINA Company, Ltd.	2,296	14,614
Jahwa Electronics Company, Ltd.	4,584	52,229
JASTECH, Ltd.	4,955	37,601
Jayjun Cosmetic Company, Ltd. (A)	6,467	124,900
JB Financial Group Company, Ltd.	57,136	318,815
JC Hyun System, Inc.	6,153	42,724
Jcontentree Corp. (A)	11,532	69,541
Jeil Pharma Holdings, Inc.	684	15,354
Jeil Savings Bank (A)(D)	1,850	0
Jeju Air Company, Ltd.	2,105	74,002
Jeju Semiconductor Corp. (A)	5,157	22,566
Jinro Distillers Company, Ltd.	1,165	32,394
Jinsung T.E.C.	2,276	17,973
JLS Company, Ltd.	3,270	21,529
JoyCity Corp. (A)	1,576	19,395
JS Corp.	1,818	24,483
Jusung Engineering Company, Ltd.	13,935	113,522
JVM Company, Ltd.	992	38,406
JW Holdings Corp.	7,287	53,864
JW Life Science Corp.	1,900	45,142
JW Pharmaceutical Corp.	1,630	67,396
JYP Entertainment Corp. (A)	7,465	216,069
Kakao Corp.	4,593	515,381
Kanglim Company, Ltd. (A)	5,951	17,162
Kangnam Jevisco Company, Ltd.	1,435	34,729
Kangwon Land, Inc.	17,737	461,385
KAON Media Company, Ltd.	4,121	32,005
KB Financial Group, Inc.	20,855	964,243
KB Financial Group, Inc., ADR	27,240	1,247,864
KC Company, Ltd.	4,791	93,821
KC Cottrell Company, Ltd.	1,034	3,747
KC Green Holdings Company, Ltd.	2,730	10,540
SEE NOTES TO FINANCIAL STATEMENTS	ANNUAL REPORT | JOHN HANCOCK EMERGING MARKETS FUND	61

	Shares	Value
South Korea (continued)
KC Tech Company, Ltd.	2,884	$44,567
KCC Corp.	1,467	427,595
KCC Engineering & Construction Company, Ltd.	2,504	22,380
KEC Corp.	34,383	40,159
KEPCO Engineering & Construction Company, Inc.	2,025	37,983
KEPCO Plant Service & Engineering Company, Ltd.	4,360	142,547
Keyang Electric Machinery Company, Ltd.	11,445	42,766
KEYEAST Company, Ltd. (A)(B)	40,686	139,075
KG Chemical Corp.	4,776	116,680
KG Eco Technology Service Company, Ltd.	8,470	30,546
Kginicis Company, Ltd.	5,744	95,667
KGMobilians Company, Ltd.	7,616	54,025
KH Vatec Company, Ltd. (A)	4,141	40,369
Kia Motors Corp.	39,231	1,129,773
KINX, Inc.	966	25,470
KISCO Corp.	9,710	56,309
KISCO Holdings Company, Ltd.	5,305	57,401
Kishin Corp.	3,196	12,186
KISWIRE, Ltd.	2,522	59,045
Kiwi Media Group Company, Ltd. (A)	28,944	11,953
KIWOOM Securities Company, Ltd.	3,619	299,408
KleanNara Company, Ltd. (A)(B)	9,099	32,321
KM Corp.	1,199	10,612
KMH Company, Ltd. (A)	7,690	50,744
Kodaco Company, Ltd.	14,736	33,667
Koentec Company, Ltd.	8,472	44,309
Koh Young Technology, Inc. (B)	3,324	317,477
Kolmar BNH Company, Ltd.	2,786	67,213
Kolon Corp.	2,204	79,076
Kolon Global Corp.	2,729	19,503
Kolon Industries, Inc.	6,208	377,878
Kolon Life Science, Inc. (A)	1,820	130,995
Kolon Plastic, Inc.	3,135	19,484
KoMiCo, Ltd.	1,474	40,528
KONA I Company, Ltd. (A)	4,712	78,703
Kook Soon Dang Brewery Company, Ltd.	6,299	31,350
Kopla Company, Ltd.	1,818	6,190
Korea Aerospace Industries, Ltd. (A)	18,834	707,056
Korea Alcohol Industrial Company, Ltd.	4,535	33,028
Korea Asset In Trust Company, Ltd.	17,029	82,764
Korea Autoglass Corp.	3,257	38,321
Korea Cast Iron Pipe Industries Company, Ltd.	2,525	22,791
Korea Circuit Company, Ltd. (A)	5,821	35,756
Korea District Heating Corp.	985	57,486
Korea Electric Power Corp.	23,234	636,765
Korea Electric Power Corp., ADR (B)	24,906	339,220
62	JOHN HANCOCK EMERGING MARKETS FUND | ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Shares	Value
South Korea (continued)
Korea Electric Terminal Company, Ltd.	1,850	$72,448
Korea Electronic Certification Authority, Inc.	3,760	18,244
Korea Electronic Power Industrial Development Company, Ltd. (B)	9,265	29,012
Korea Flange Company, Ltd. (A)	14,325	26,447
Korea Gas Corp. (A)	6,715	317,464
Korea Information & Communications Company, Ltd. (A)	4,786	44,016
Korea Information Certificate Authority, Inc.	3,992	17,541
Korea Investment Holdings Company, Ltd.	12,443	796,396
Korea Kolmar Company, Ltd.	4,799	320,271
Korea Kolmar Holdings Company, Ltd.	988	35,392
Korea Line Corp. (A)	5,231	110,625
Korea Materials & Analysis Corp. (A)	1,354	14,106
Korea Petrochemical Industrial Company, Ltd.	1,376	266,222
Korea Real Estate Investment & Trust Company, Ltd.	69,179	179,033
Korea United Pharm, Inc.	1,983	50,915
Korea Zinc Company, Ltd.	1,756	639,318
Korean Air Lines Company, Ltd.	25,190	634,387
Korean Reinsurance Company, Ltd.	44,246	413,545
Kortek Corp.	3,512	56,476
KPM Tech Company, Ltd. (A)	17,404	25,880
KPX Chemical Company, Ltd.	1,060	64,120
KSS LINE, Ltd.	5,034	33,540
KT Corp.	5,722	148,550
KT Hitel Company, Ltd. (A)	5,175	25,996
KT Skylife Company, Ltd.	13,022	155,577
KT Submarine Company, Ltd.	4,928	18,786
KT&G Corp.	14,082	1,277,348
KTB Investment & Securities Company, Ltd. (A)	18,792	66,101
KTCS Corp.	7,253	15,805
Ktis Corp.	6,187	15,188
Kukbo Design Company, Ltd.	1,148	17,326
Kukdo Chemical Company, Ltd.	1,295	68,262
Kukdong Oil & Chemicals Company, Ltd.	2,025	6,274
Kukje Pharma Company, Ltd.	3,187	15,461
Kumho Industrial Company, Ltd.	4,612	44,321
Kumho Petrochemical Company, Ltd.	4,289	392,726
Kumho Tire Company, Inc. (A)	37,749	184,767
Kumkang Kind Company, Ltd.	1,697	35,594
Kwang Dong Pharmaceutical Company, Ltd.	14,584	98,514
Kwang Myung Electric Company, Ltd. (A)	8,658	22,496
Kwangju Bank Company, Ltd.	11,942	121,207
Kyeryong Construction Industrial Company, Ltd. (A)	3,342	74,537
Kyobo Securities Company, Ltd.	8,618	75,876
Kyongbo Pharmaceutical Company, Ltd.	3,624	40,669
Kyung Dong Navien Company, Ltd.	1,515	67,973
Kyung Nam Pharm Company, Ltd. (A)(D)	2,808	43,388
SEE NOTES TO FINANCIAL STATEMENTS	ANNUAL REPORT | JOHN HANCOCK EMERGING MARKETS FUND	63

	Shares	Value
South Korea (continued)
Kyungbang, Ltd.	4,710	$58,168
KyungDong City Gas Company, Ltd.	943	37,516
KyungDong Invest Company, Ltd.	382	16,689
Kyungdong Pharm Company, Ltd.	5,236	60,931
Kyung-In Synthetic Corp.	8,527	49,365
L&F Company, Ltd.	4,461	193,603
LB Semicon, Inc. (A)(B)	18,566	90,007
Leaders Cosmetics Company, Ltd. (A)	2,381	34,856
Lee Ku Industrial Company, Ltd.	8,860	14,319
LEENO Industrial, Inc.	3,067	169,252
LF Corp.	8,705	207,656
LG Chem, Ltd.	9,412	3,091,842
LG Corp.	15,580	1,000,904
LG Display Company, Ltd.	4,806	91,622
LG Display Company, Ltd., ADR (B)	195,759	1,853,838
LG Electronics, Inc.	36,789	2,536,333
LG Hausys, Ltd.	3,241	195,310
LG Household & Health Care, Ltd.	1,485	1,687,242
LG Innotek Company, Ltd. (B)	4,300	554,382
LG International Corp.	12,401	237,130
LG Uplus Corp.	74,627	1,052,242
LIG Nex1 Company, Ltd.	2,403	71,927
Lion Chemtech Company, Ltd.	1,096	10,684
Liveplex Company, Ltd. (A)	26,312	22,117
Lock & Lock Company, Ltd.	2,622	41,330
LOT Vacuum Company, Ltd.	4,019	38,987
Lotte Chemical Corp.	6,065	1,721,725
Lotte Chilsung Beverage Company, Ltd.	121	146,795
Lotte Confectionery Company, Ltd.	114	17,002
LOTTE Fine Chemical Company, Ltd. (B)	5,157	281,541
Lotte Food Company, Ltd.	184	135,485
LOTTE Himart Company, Ltd.	1,937	124,526
Lotte Non-Life Insurance Company, Ltd.	31,416	72,931
Lotte Shopping Company, Ltd.	1,670	269,907
LS Corp.	6,467	390,157
LS Industrial Systems Company, Ltd.	3,307	212,432
Lumens Company, Ltd. (A)	15,097	47,453
Lutronic Corp.	1,586	17,589
Macrogen, Inc. (A)	1,760	61,205
Maeil Dairies Company, Ltd.	981	75,331
Maeil Holdings Company, Ltd.	2,310	29,563
Magicmicro Company, Ltd. (A)	2,534	10,214
MAKUS, Inc.	3,139	14,281
Mando Corp.	11,655	374,139
Mcnex Company, Ltd.	3,026	45,021
Me2on Company, Ltd. (A)	4,972	32,457
64	JOHN HANCOCK EMERGING MARKETS FUND | ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Shares	Value
South Korea (continued)
Mediana Company, Ltd.	1,704	$12,928
Medipost Company, Ltd. (A)	724	66,618
Medy-Tox, Inc.	1,394	839,119
Meerecompany, Inc.	1,127	115,459
MegaStudy Company, Ltd.	2,661	33,965
MegaStudyEdu Company, Ltd.	2,875	69,678
Melfas, Inc. (A)	7,040	21,920
Meritz Financial Group, Inc.	17,335	191,465
Meritz Fire & Marine Insurance Company, Ltd.	25,524	418,437
Meritz Securities Company, Ltd.	111,535	396,644
META BIOMED Company, Ltd.	3,669	13,844
Mgame Corp. (A)	5,090	16,178
Mi Chang Oil Industrial Company, Ltd.	362	25,921
MiCo, Ltd. (A)	10,875	37,500
Minwise Company, Ltd.	3,086	59,862
Mirae Asset Daewoo Company, Ltd.	125,687	927,415
Mirae Asset Life Insurance Company, Ltd.	37,045	172,684
Mirae Corp. (A)	104,717	21,051
Miwon Specialty Chemical Company, Ltd.	999	58,943
MK Electron Company, Ltd.	6,599	53,982
MNTech Company, Ltd. (A)	6,966	23,564
Mobase Company, Ltd.	3,720	15,228
Modetour Network, Inc.	3,934	79,624
Moorim P&P Company, Ltd.	6,209	60,232
Moorim Paper Company, Ltd.	13,272	44,101
Motonic Corp.	3,493	29,868
MP Hankang Company, Ltd.	14,020	30,693
Muhak Company, Ltd.	7,066	92,057
Multicampus Corp.	751	28,589
MyungMoon Pharm Company, Ltd.	3,904	25,020
Namhae Chemical Corp.	3,474	42,325
Namsun Aluminum Company, Ltd. (A)	17,794	19,596
Namyang Dairy Products Company, Ltd.	137	77,776
NanoenTek, Inc. (A)	2,187	12,156
Nasmedia Company, Ltd.	1,316	52,237
NAVER Corp.	4,178	2,821,048
NCSoft Corp.	2,398	834,491
NeoPharm Company, Ltd.	1,420	64,278
Neowiz (A)	2,195	31,441
NEOWIZ HOLDINGS Corp. (A)	2,160	25,803
NEPES Corp. (B)	8,685	97,502
Netmarble Corp. (B)(C)	1,322	138,241
New Power Plasma Company, Ltd.	2,081	29,270
Nexen Corp.	11,578	64,161
Nexen Tire Corp.	15,810	140,491
Nexon GT Company, Ltd. (A)	1,577	10,563
SEE NOTES TO FINANCIAL STATEMENTS	ANNUAL REPORT | JOHN HANCOCK EMERGING MARKETS FUND	65

	Shares	Value
South Korea (continued)
Next Entertainment World Company, Ltd. (A)	1,937	$13,018
Nexteye Company, Ltd.	6,041	17,473
Nexturn Company, Ltd.	1,224	14,295
NH Investment & Securities Company, Ltd.	35,905	433,563
NHN Entertainment Corp. (A)	4,472	242,191
NHN KCP Corp. (A)	6,451	85,420
NICE Holdings Company, Ltd.	9,258	164,503
Nice Information & Telecommunication, Inc.	2,428	50,272
NICE Information Service Company, Ltd.	12,783	117,722
NICE Total Cash Management Company, Ltd.	6,534	77,114
NK Company, Ltd. (A)	19,139	26,876
Nong Shim Holdings Company, Ltd.	742	58,034
Nong Woo Bio Company, Ltd.	2,385	32,436
NongShim Company, Ltd.	566	126,848
Noroo Holdings Company, Ltd.	556	6,916
NOROO Paint & Coatings Company, Ltd.	4,906	50,468
NS Shopping Company, Ltd.	6,420	71,510
Nuri Telecom Company, Ltd. (A)	2,165	18,784
NUTRIBIOTECH Company, Ltd. (A)	3,229	56,128
OCI Company, Ltd.	6,498	673,897
Omnisystem Company, Ltd. (A)	7,529	17,566
Openbase, Inc.	10,308	27,981
Opto Device Technology Company, Ltd.	2,920	18,081
OPTRON-TEC, Inc. (A)	8,118	38,487
Orientbio, Inc. (A)	13,726	12,507
Orion Corp.	5,635	541,985
Orion Holdings Corp.	7,236	129,378
OSANGJAIEL Company, Ltd. (A)	1,410	12,916
Osstem Implant Company, Ltd. (A)	2,597	116,105
Osung Advanced Materials Company, Ltd. (A)	7,214	18,092
Ottogi Corp.	174	113,302
Paik Kwang Industrial Company, Ltd.	7,996	20,610
Pan Ocean Company, Ltd. (A)	64,996	301,249
Pang Rim Company, Ltd.	538	11,594
Pan-Pacific Company, Ltd. (A)	10,486	27,597
PaperCorea, Inc. (A)	4,660	5,086
Paradise Company, Ltd.	4,325	78,611
Partron Company, Ltd.	18,305	131,738
Paru Company, Ltd. (A)(B)	7,888	24,226
People & Technology, Inc. (A)	1,431	19,533
PHARMA RESEARCH PRODUCTS Company, Ltd.	612	23,715
PNE Solution Company, Ltd. (A)	1,649	22,653
Pobis TNC Company, Ltd. (A)	5,742	6,290
Poonglim Industrial Company, Ltd. (A)(D)	276	45
Poongsan Corp.	8,648	261,439
Poongsan Holdings Corp.	1,748	64,844
66	JOHN HANCOCK EMERGING MARKETS FUND | ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Shares	Value
South Korea (continued)
POSCO	12,494	$3,645,495
POSCO Chemtech Company, Ltd.	3,433	186,475
POSCO Coated & Color Steel Company, Ltd.	1,383	29,761
Posco Daewoo Corp.	13,704	224,386
Posco ICT Company, Ltd.	13,272	79,496
Posco M-Tech Company, Ltd.	11,680	50,655
Power Logics Company, Ltd. (A)	11,550	48,144
Protec Company, Ltd.	1,930	27,052
PS TEC Company, Ltd.	3,857	18,801
PSK, Inc.	4,537	87,239
Pulmuone Company, Ltd.	428	46,516
Pyeong Hwa Automotive Company, Ltd.	5,131	37,886
RaonSecure Company, Ltd. (A)	7,358	21,036
Rayence Company, Ltd.	1,256	22,050
Redrover Company, Ltd. (A)	11,926	37,895
Reyon Pharmaceutical Company, Ltd.	1,859	37,231
RFHIC Corp.	1,149	28,115
RFTech Company, Ltd.	10,902	47,883
Robostar Company, Ltd.	2,162	64,212
S Net Systems, Inc.	4,142	17,821
S&T Corp. (A)	1,678	24,185
S&T Dynamics Company, Ltd. (A)	7,440	45,764
S&T Holdings Company, Ltd.	4,250	49,449
S&T Motiv Company, Ltd.	4,404	127,419
S.Y. Panel Company, Ltd. (A)	4,684	27,174
S-1 Corp.	4,177	321,472
Sajo Industries Company, Ltd.	1,273	67,116
Sajodongaone Company, Ltd. (A)	8,289	10,762
SAJOHAEPYO Corp. (A)	1,028	11,636
Sam Chun Dang Pharm Company, Ltd.	3,567	146,976
SAM KANG M&T Company, Ltd. (A)(B)	5,151	18,762
Sam Kwang Glass Company, Ltd.	941	30,441
Sam Young Electronics Company, Ltd.	4,426	59,254
Sam Yung Trading Company, Ltd.	3,278	46,668
Sambo Motors Company, Ltd.	1,609	13,868
Sambon Precision & Electronics Company, Ltd.	1,092	16,982
Samchully Company, Ltd.	807	76,461
Samchuly Bicycle Company, Ltd.	2,156	13,333
Samho Development Company, Ltd.	9,277	41,954
Samho International Company, Ltd. (A)(B)	3,762	48,806
SAMHWA Paints Industrial Company, Ltd.	5,759	41,857
Samick Musical Instruments Company, Ltd.	15,645	26,829
Samick THK Company, Ltd.	3,450	45,709
Samji Electronics Company, Ltd.	4,921	48,794
Samjin LND Company, Ltd. (A)	6,451	13,914
Samjin Pharmaceutical Company, Ltd.	3,760	186,120
SEE NOTES TO FINANCIAL STATEMENTS	ANNUAL REPORT | JOHN HANCOCK EMERGING MARKETS FUND	67

	Shares	Value
South Korea (continued)
Samkee Automotive Company, Ltd.	6,372	$17,354
Sammok S-Form Company, Ltd.	1,863	24,761
SAMPYO Cement Company, Ltd.	12,169	44,676
Samsung C&T Corp.	6,023	665,361
Samsung Card Company, Ltd.	8,181	259,007
Samsung Electro-Mechanics Company, Ltd.	5,958	861,094
Samsung Electronics Company, Ltd.	1,080,915	46,988,083
Samsung Engineering Company, Ltd. (A)	10,346	156,494
Samsung Fire & Marine Insurance Company, Ltd.	6,511	1,549,922
Samsung Heavy Industries Company, Ltd. (A)	128,160	815,338
Samsung Life Insurance Company, Ltd.	7,771	645,790
Samsung Pharmaceutical Company, Ltd. (A)	14,896	44,764
Samsung SDI Company, Ltd.	7,503	1,589,106
Samsung SDS Company, Ltd.	2,854	621,884
Samsung Securities Company, Ltd.	17,369	504,034
SAMT Company, Ltd.	30,381	50,209
Samwha Capacitor Company, Ltd. (B)	3,085	243,973
Samwha Electric Company, Ltd.	1,382	36,672
Samyang Corp.	1,499	98,446
Samyang Foods Company, Ltd.	778	58,330
Samyang Holdings Corp.	1,700	155,700
Samyang Tongsang Company, Ltd.	690	24,986
Sang-A Frontec Company, Ltd.	1,692	25,464
Sangbo Corp. (A)	1,493	3,021
Sangsangin Company, Ltd. (A)	10,966	238,610
Sangsin Brake	4,958	25,564
Sangsin Energy Display Precision Company, Ltd.	2,530	33,496
SaraminHR Company, Ltd.	1,326	22,853
Satrec Initiative Company, Ltd.	678	17,792
SAVEZONE I&C CORP.	7,060	25,748
SBI Investment Korea Company, Ltd. (A)	23,259	22,945
SBS Contents Hub Company, Ltd. (A)	2,084	10,322
SBS Media Holdings Company, Ltd. (A)	19,895	45,032
SBW (A)	39,999	43,236
S-Connect Company, Ltd. (A)	20,114	38,945
SD Biotechnologies Company, Ltd.	1,103	13,524
SDN Company, Ltd. (A)	13,238	20,908
Seah Besteel Corp.	5,401	100,660
SeAH Holdings Corp.	939	104,134
SeAH Steel Corp.	1,178	72,330
Sebang Company, Ltd.	4,144	48,938
Sebang Global Battery Company, Ltd.	3,190	100,711
Sebo Manufacturing Engineer Corp.	1,674	17,523
Seegene, Inc. (A)	3,168	72,998
Sejong Industrial Company, Ltd.	2,914	20,726
Sejong Telecom, Inc. (A)	94,580	49,446
68	JOHN HANCOCK EMERGING MARKETS FUND | ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Shares	Value
South Korea (continued)
Sekonix Company, Ltd. (A)	3,194	$27,367
Sempio Foods Company	767	23,144
S-Energy Company, Ltd.	2,586	16,530
Seobu T&D (A)	7,960	72,912
Seohan Company, Ltd.	34,966	67,172
Seohee Construction Company, Ltd. (B)	71,344	95,186
Seojin System Company, Ltd.	1,750	61,406
Seoul Semiconductor Company, Ltd.	14,311	226,845
Seoulin Bioscience Company, Ltd.	1,238	12,845
SEOWONINTECH Company, Ltd.	2,979	14,556
Seoyon Company, Ltd.	4,762	20,852
Seoyon E-Hwa Company, Ltd.	4,567	24,903
Sewon Cellontech Company, Ltd. (A)	16,014	68,869
SEWOONMEDICAL Company, Ltd.	6,792	27,626
SFA Engineering Corp.	8,660	297,120
SFA Semicon Company, Ltd. (A)	33,987	61,676
SFC Company, Ltd. (A)	3,804	16,742
SG Corp. (A)	19,886	14,751
SG&G Corp. (A)	3,440	7,663
SGA Company, Ltd. (A)	18,302	11,521
SH Energy & Chemical Company, Ltd.	22,679	26,367
Shin Poong Pharmaceutical Company, Ltd. (A)	5,185	35,502
Shindaeyang Paper Company, Ltd.	720	62,095
Shinhan Financial Group Company, Ltd.	14,573	572,384
Shinhan Financial Group Company, Ltd., ADR	49,649	1,957,164
Shinil Industrial Company, Ltd.	16,493	20,144
Shinsegae Engineering & Construction Company, Ltd.	1,642	47,311
Shinsegae Food Company, Ltd.	478	50,010
Shinsegae Information & Communication Company, Ltd.	459	53,382
Shinsegae International, Inc.	220	39,950
Shinsegae, Inc.	2,476	721,863
Shinsung E&G Company, Ltd. (A)	33,032	41,063
Shinsung Tongsang Company, Ltd. (A)	21,954	20,584
Shinwha Intertek Corp. (A)	9,160	16,320
Shinwon Construction Company, Ltd. (A)	3,442	14,203
Shinwon Corp. (A)(B)	20,153	37,821
Shinyoung Securities Company, Ltd.	1,815	96,304
SHOWBOX Corp.	13,526	51,340
Signetics Corp. (A)	16,256	17,732
Silicon Works Company, Ltd.	2,960	123,146
Silla Company, Ltd.	4,002	51,594
SIMMTECH Company, Ltd.	6,422	53,434
SIMMTECH HOLDINGS Company, Ltd.	10,821	19,669
SIMPAC, Inc.	7,596	21,033
Sindoh Company, Ltd.	2,360	108,771
SJM Company, Ltd.	6,871	23,592
SEE NOTES TO FINANCIAL STATEMENTS	ANNUAL REPORT | JOHN HANCOCK EMERGING MARKETS FUND	69

	Shares	Value
South Korea (continued)
SK Bioland Company, Ltd.	2,676	$46,379
SK D&D Company, Ltd.	1,179	33,519
SK Discovery Company, Ltd.	4,934	142,671
SK Gas, Ltd.	1,896	145,071
SK Holdings Company, Ltd.	9,986	2,360,198
SK Hynix, Inc.	116,819	8,712,331
SK Innovation Company, Ltd.	11,175	1,937,326
SK Materials Company, Ltd.	1,827	296,077
SK Networks Company, Ltd. (B)	73,230	294,615
SK Securities Company, Ltd. (A)(B)	104,431	96,592
SK Telecom Company, Ltd.	2,824	664,921
SKC Company, Ltd.	6,910	292,033
SKC Solmics Company, Ltd. (A)	10,372	43,908
SKCKOLONPI, Inc.	3,819	181,826
SL Corp.	6,273	113,261
SM Entertainment Company, Ltd. (A)	2,420	105,520
S-MAC Company, Ltd. (A)(B)	24,743	32,706
SMCore, Inc.	1,300	16,454
SMEC Company, Ltd.	5,412	16,568
SNU Precision Company, Ltd. (A)	3,512	9,683
S-Oil Corp.	9,051	971,713
Solborn, Inc. (A)	7,452	36,839
Solco Biomedical Company, Ltd. (A)	37,159	17,202
Solid, Inc. (A)	10,176	43,045
Songwon Industrial Company, Ltd.	5,040	124,399
Soulbrain Company, Ltd.	4,463	264,881
SPC Samlip Company, Ltd.	525	58,943
Spigen Korea Company, Ltd.	907	42,370
Ssangyong Cement Industrial Company, Ltd.	32,395	177,535
Ssangyong Motor Company (A)	16,664	67,647
ST Pharm Company, Ltd.	358	11,188
Suheung Company, Ltd.	2,443	67,924
Sun Kwang Company, Ltd.	1,615	28,895
Sunchang Corp. (A)	1,434	8,412
SundayToz Corp. (A)	1,139	23,692
Sung Bo Chemicals Company, Ltd.	3,550	20,152
Sung Kwang Bend Company, Ltd.	8,626	90,243
Sungchang Enterprise Holdings, Ltd. (A)	23,786	56,733
Sungdo Engineering & Construction Company, Ltd.	3,374	18,673
Sungshin Cement Company, Ltd. (A)	7,489	69,897
Sungwoo Hitech Company, Ltd.	21,124	85,218
Sunjin Company, Ltd. (A)(B)	4,393	50,695
Sunny Electronics Corp. (A)	8,032	17,343
Supex BNP Company, Ltd. (A)	11,653	13,127
Suprema HQ, Inc. (A)	2,842	16,317
Suprema, Inc. (A)(B)	1,518	29,891
70	JOHN HANCOCK EMERGING MARKETS FUND | ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Shares	Value
South Korea (continued)
SurplusGlobal, Inc.	5,861	$24,271
Synopex, Inc. (A)(B)	31,308	89,535
Systems Technology, Inc.	4,450	50,587
Tae Kyung Industrial Company, Ltd.	5,487	31,550
Taekwang Industrial Company, Ltd.	157	226,918
Taewoong Company, Ltd. (A)	4,241	60,295
Taeyoung Engineering & Construction Company, Ltd.	17,940	217,561
Taihan Electric Wire Company, Ltd. (A)	26,785	28,634
Taihan Fiberoptics Company, Ltd. (A)	12,301	76,844
Taihan Textile Company, Ltd. (A)	990	10,623
Tailim Packaging Company, Ltd.	13,578	42,949
TBH Global Company, Ltd. (A)	6,290	28,159
TechWing, Inc.	5,985	85,225
Telechips, Inc.	1,961	19,187
Tellus Company, Ltd. (A)(B)	14,560	16,403
TES Company, Ltd.	6,524	121,562
Tesna Company, Ltd.	1,934	50,990
The LEADCORP, Inc.	5,571	30,725
The WillBes & Company (A)	17,010	24,059
Theragen Etex Company, Ltd. (A)(B)	3,166	38,481
Thinkware Systems Corp. (A)	1,825	14,245
TK Chemical Corp. (A)	15,696	31,362
TK Corp.	7,034	81,244
Tokai Carbon Korea Company, Ltd.	1,713	96,436
Tong Yang Moolsan Company, Ltd.	12,183	21,760
Tongyang Life Insurance Company, Ltd.	18,789	110,890
Tongyang pile, Inc.	3,203	12,211
Tongyang, Inc.	64,620	108,515
Tonymoly Company, Ltd.	1,162	15,647
Top Engineering Company, Ltd.	3,817	25,725
Toptec Company, Ltd. (A)	7,083	119,551
Tovis Company, Ltd.	7,136	50,052
TS Corp.	1,276	26,587
T'way Holdings, Inc. (A)	10,614	33,755
UBCare Company, Ltd.	7,097	31,624
Ubiquoss Holdings, Inc. (A)	2,955	15,218
Ubiquoss, Inc.	941	31,690
Ugint Company, Ltd. (A)	38,179	30,510
UIL Company, Ltd.	3,248	15,264
Uju Electronics Company, Ltd.	3,311	27,994
Unick Corp. (A)	4,518	20,977
Unid Company, Ltd. (B)	3,073	138,537
Union Semiconductor Equipment & Materials Company, Ltd.	10,893	61,714
Uniquest Corp.	1,997	15,097
Unison Company, Ltd. (A)(B)	27,876	57,177
UniTest, Inc.	6,745	116,701
SEE NOTES TO FINANCIAL STATEMENTS	ANNUAL REPORT | JOHN HANCOCK EMERGING MARKETS FUND	71

	Shares	Value
South Korea (continued)
Value Added Technology Company, Ltd.	2,526	$76,095
Viatron Technologies, Inc.	2,376	28,795
Vieworks Company, Ltd.	3,435	118,887
Visang Education, Inc.	3,857	28,650
Vitzro Tech Company, Ltd. (A)	2,927	21,867
Vitzrocell Company, Ltd. (A)	2,540	29,093
W Holding Company, Ltd. (A)	37,465	21,847
Webzen, Inc. (A)	3,531	62,943
WeMade Entertainment Company, Ltd.	1,395	39,662
Whanin Pharmaceutical Company, Ltd.	4,045	80,646
Winix, Inc.	1,168	14,211
Wins Company, Ltd.	2,144	27,052
Wiscom Company, Ltd. (A)	3,680	10,416
WiSoL Company, Ltd.	11,472	186,062
WIZIT Company, Ltd. (A)(B)	17,996	22,176
Won Ik Corp. (A)	3,451	22,603
WONIK CUBE Corp. (A)(B)	8,509	29,420
Wonik Holdings Company, Ltd. (A)	15,399	77,443
WONIK IPS Company, Ltd.	9,825	235,585
Wonik Materials Company, Ltd. (A)	1,373	76,056
Wonik QnC Corp. (A)	2,788	41,934
Wonik Tera Semicon Company, Ltd.	4,108	68,393
Wonpung Mulsan Company, Ltd. (A)	3,390	12,415
Woojin Plaimm Company, Ltd. (A)	917	3,767
Woongjin Company, Ltd. (A)	28,580	78,664
Woongjin Energy Company, Ltd. (A)	10,203	27,243
Woongjin Thinkbig Company, Ltd.	10,000	58,953
Woori Bank	95,884	1,404,442
Woori Bank, ADR	3,163	138,856
Woori Investment Bank Company, Ltd. (A)(B)	87,898	63,586
Woori Technology, Inc. (A)	17,714	27,777
Woorison F&G Company, Ltd. (A)	7,322	13,943
Woory Industrial Company, Ltd.	1,923	48,185
Wooshin Systems Company, Ltd.	1,951	15,995
WooSung Feed Company, Ltd.	5,600	16,163
Y G-1 Company, Ltd.	7,798	80,617
YeaRimDang Publishing Company, Ltd. (A)	7,276	57,736
YES24 Company, Ltd.	2,091	9,708
Yest Company, Ltd. (A)	1,399	15,505
YG Entertainment, Inc.	2,781	107,201
YG Plus (A)	7,488	17,098
Yik Corp. (A)	4,289	16,961
YJM Games Company, Ltd. (A)(B)	9,022	21,994
YMC Company, Ltd.	6,128	45,581
Yong Pyong Resort Company, Ltd.	10,750	65,403
Yonwoo Company, Ltd. (A)	808	20,444
72	JOHN HANCOCK EMERGING MARKETS FUND | ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Shares	Value
South Korea (continued)
Yoosung Enterprise Company, Ltd.	11,090	$31,638
Youlchon Chemical Company, Ltd.	5,165	61,047
Young In Frontier Company, Ltd. (A)	3,226	18,812
Young Poong Corp.	99	64,562
Young Poong Precision Corp.	5,018	34,948
Youngone Corp.	6,579	204,794
Youngone Holdings Company, Ltd.	3,996	188,409
YoungWoo DSP Company, Ltd. (A)	2,838	7,802
Yuanta Securities Korea Company, Ltd. (A)	42,303	133,844
Yuhan Corp.	1,148	246,444
YuHwa Securities Company, Ltd.	3,240	41,508
Yungjin Pharmaceutical Company, Ltd. (A)	7,246	52,116
Yuyang DNU Company, Ltd. (A)	3,301	30,079
Zeus Company, Ltd.	1,468	21,487
Spain 0.0%		113,941
AmRest Holdings SE (A)	1,043	113,941
Taiwan 17.0%		197,038,503
ABC Taiwan Electronics Corp.	30,420	38,209
Ability Enterprise Company, Ltd. (B)	131,782	62,401
Ability Opto-Electronics Technology Company, Ltd.	23,621	47,326
AcBel Polytech, Inc. (B)	173,000	114,056
Accton Technology Corp.	154,796	552,455
Acer, Inc. (A)	694,510	581,979
ACES Electronic Company, Ltd.	48,000	35,787
Acon Holding, Inc. (A)	46,000	8,743
Acter Company, Ltd.	19,550	136,330
Actron Technology Corp.	26,300	85,699
A-DATA Technology Company, Ltd.	97,242	165,532
Addcn Technology Company, Ltd.	5,000	47,939
Adlink Technology, Inc.	33,920	53,580
Advanced Ceramic X Corp.	12,000	98,270
Advanced International Multitech Company, Ltd.	58,000	69,870
Advanced Lithium Electrochemistry Cayman Company, Ltd. (A)	47,000	27,124
Advanced Optoelectronic Technology, Inc.	32,000	25,319
Advanced Wireless Semiconductor Company	48,000	89,853
Advancetek Enterprise Company, Ltd.	100,761	56,073
Advantech Company, Ltd.	54,854	373,512
Aerospace Industrial Development Corp.	246,000	244,314
AGV Products Corp. (A)	231,286	58,367
Airtac International Group (B)	36,736	352,980
Alchip Technologies, Ltd.	22,000	81,669
Alcor Micro Corp.	12,000	7,323
ALI Corp. (A)	123,000	53,305
All Ring Tech Company, Ltd.	18,000	36,011
SEE NOTES TO FINANCIAL STATEMENTS	ANNUAL REPORT | JOHN HANCOCK EMERGING MARKETS FUND	73

	Shares	Value
Taiwan (continued)
Allied Circuit Company, Ltd.	9,000	$33,425
Allis Electric Company, Ltd.	39,000	17,947
Alltek Technology Corp.	44,804	27,724
Alltop Technology Company, Ltd.	18,000	34,748
Alpha Networks, Inc.	156,000	89,610
Altek Corp.	101,000	103,803
Amazing Microelectronic Corp.	16,472	54,954
AMPOC Far-East Company, Ltd.	33,000	27,986
AmTRAN Technology Company, Ltd. (A)	404,775	170,014
Anderson Industrial Corp.	28,000	12,043
Anpec Electronics Corp.	46,380	91,248
Apacer Technology, Inc.	35,635	42,210
APAQ Technology Company, Ltd.	13,686	22,100
APCB, Inc.	84,000	76,427
Apex Biotechnology Corp.	27,060	24,757
Apex International Company, Ltd. (A)	62,030	73,965
Apex Science & Engineering	157,124	49,450
Arcadyan Technology Corp.	57,379	112,335
Ardentec Corp.	250,363	311,002
ASE Industrial Holding Company, Ltd. (A)	522,561	1,285,878
ASE Technology Holding Company, Ltd. (A)	201,530	987,491
Asia Cement Corp.	562,608	767,207
Asia Optical Company, Inc.	57,710	151,755
Asia Pacific Telecom Company, Ltd. (A)	900,000	214,558
Asia Polymer Corp.	150,171	82,911
Asia Tech Image, Inc.	12,000	16,957
Asia Vital Components Company, Ltd. (B)	147,667	140,782
ASMedia Technology, Inc.	9,260	161,070
ASPEED Technology, Inc.	7,000	163,120
ASROCK, Inc.	6,000	12,148
Asustek Computer, Inc.	111,528	950,406
Aten International Company, Ltd.	50,000	135,940
AU Optronics Corp.	1,253,000	543,514
AU Optronics Corp., ADR (B)	211,392	932,239
Audix Corp.	44,560	54,203
AURAS Technology Company, Ltd.	27,000	53,301
Aurora Corp.	12,600	44,708
Avermedia Technologies, Inc. (A)	59,000	23,813
Avision, Inc. (A)	54,916	10,398
AVY Precision Technology, Inc.	37,380	47,786
Awea Mechantronic Company, Ltd.	6,615	7,466
Axiomtek Company, Ltd.	18,000	34,208
Bank of Kaohsiung Company, Ltd.	226,757	72,090
Basso Industry Corp.	53,700	105,110
BenQ Materials Corp.	89,000	51,026
BES Engineering Corp.	606,200	163,129
74	JOHN HANCOCK EMERGING MARKETS FUND | ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Shares	Value
Taiwan (continued)
Bin Chuan Enterprise Company, Ltd.	17,000	$10,124
Biostar Microtech International Corp.	75,000	34,149
Bioteque Corp.	19,000	64,325
Boardtek Electronics Corp. (A)	28,000	29,962
Bothhand Enterprise, Inc.	19,000	35,013
Bright Led Electronics Corp.	40,000	17,397
Brighton-Best International Taiwan, Inc.	21,000	22,610
Browave Corp. (A)	5,000	6,387
C Sun Manufacturing, Ltd.	50,000	45,442
Cameo Communications, Inc. (A)	65,000	17,196
Capital Futures Corp.	17,600	31,320
Capital Securities Corp.	801,827	270,227
Career Technology MFG. Company, Ltd.	92,174	152,899
Casetek Holdings, Ltd.	77,378	150,524
Caswell, Inc.	7,000	24,949
Catcher Technology Company, Ltd.	212,000	2,597,962
Cathay Chemical Works	85,000	50,010
Cathay Financial Holding Company, Ltd.	1,130,619	1,937,893
Cathay Real Estate Development Company, Ltd.	233,000	132,029
Celxpert Energy Corp.	18,000	25,670
Center Laboratories, Inc. (B)	93,612	250,053
Central Reinsurance Company, Ltd.	59,666	34,401
Chailease Holding Company, Ltd.	356,959	1,214,401
Chain Chon Industrial Company, Ltd.	44,000	15,187
ChainQui Construction Development Company, Ltd.	36,480	37,035
Champion Building Materials Company, Ltd. (A)	163,852	41,424
Chang Hwa Commercial Bank, Ltd.	1,070,729	666,214
Chang Wah Electromaterials, Inc.	11,909	49,619
Chang Wah Technology Company, Ltd.	6,000	65,019
Channel Well Technology Company, Ltd.	71,000	68,176
Chant Sincere Company, Ltd.	11,000	9,027
Charoen Pokphand Enterprise (B)	85,465	144,448
Chaun-Choung Technology Corp.	20,000	62,459
CHC Healthcare Group	32,000	35,203
CHC Resources Corp.	49,500	91,732
Chen Full International Company, Ltd. (B)	49,000	61,541
Chenbro Micom Company, Ltd.	37,000	48,048
Cheng Loong Corp. (B)	324,480	226,798
Cheng Mei Materials Technology Corp. (A)	280,050	93,494
Cheng Shin Rubber Industry Company, Ltd. (B)	441,031	673,668
Cheng Uei Precision Industry Company, Ltd.	178,335	163,071
Chenming Mold Industry Corp.	44,000	22,721
Chia Chang Company, Ltd.	26,000	27,951
Chia Hsin Cement Corp.	164,089	77,513
Chian Hsing Forging Industrial Company, Ltd.	10,000	19,110
Chicony Electronics Company, Ltd.	239,455	503,966
SEE NOTES TO FINANCIAL STATEMENTS	ANNUAL REPORT | JOHN HANCOCK EMERGING MARKETS FUND	75

	Shares	Value
Taiwan (continued)
Chicony Power Technology Company, Ltd.	48,305	$69,521
Chieftek Precision Company, Ltd.	21,250	85,430
Chien Kuo Construction Company, Ltd.	129,872	47,205
Chilisin Electronics Corp.	65,052	236,038
Chime Ball Technology Company, Ltd.	14,646	24,097
China Airlines, Ltd.	1,273,820	390,485
China Bills Finance Corp.	404,000	185,519
China Chemical & Pharmaceutical Company, Ltd.	117,000	80,994
China Development Financial Holding Corp.	2,122,531	767,719
China Electric Manufacturing Corp.	169,000	54,815
China Fineblanking Technology Company, Ltd.	17,170	22,250
China General Plastics Corp. (B)	205,931	201,554
China Life Insurance Company, Ltd.	488,100	485,821
China Man-Made Fiber Corp.	517,271	196,270
China Metal Products Company, Ltd.	105,966	108,368
China Motor Corp.	213,905	179,593
China Petrochemical Development Corp. (A)	1,233,045	570,081
China Steel Chemical Corp. (B)	48,000	224,166
China Steel Corp.	1,905,038	1,559,386
China Steel Structure Company, Ltd.	23,000	20,860
China Synthetic Rubber Corp.	236,191	327,052
Chinese Maritime Transport, Ltd.	45,000	49,067
Ching Feng Home Fashions Company, Ltd. (A)	44,000	24,557
Chin-Poon Industrial Company, Ltd.	155,642	192,414
Chipbond Technology Corp.	218,000	499,660
ChipMOS TECHNOLOGIES, INC.	149,000	102,188
Chong Hong Construction Company, Ltd.	68,024	180,255
Chroma ATE, Inc.	82,440	455,057
Chun YU Works & Company, Ltd.	127,000	82,793
Chun Yuan Steel	191,381	67,625
Chung Hung Steel Corp. (A)	388,226	176,786
Chung Hwa Pulp Corp. (B)	182,898	60,412
Chung-Hsin Electric & Machinery Manufacturing Corp. (B)	141,125	94,333
Chunghwa Chemical Synthesis & Biotech Company, Ltd.	16,000	12,974
Chunghwa Picture Tubes, Ltd. (A)	3,394,320	220,637
Chunghwa Precision Test Tech Company, Ltd.	2,000	39,786
Chunghwa Telecom Company, Ltd.	141,000	498,349
Chunghwa Telecom Company, Ltd., ADR (B)	32,478	1,142,901
Chyang Sheng Dyeing & Finishing Company, Ltd.	62,000	33,912
Cleanaway Company, Ltd.	29,000	171,360
Clevo Company (A)	207,120	213,055
CMC Magnetics Corp. (A)	791,536	187,586
Collins Company, Ltd.	97,797	33,288
Compal Electronics, Inc.	1,337,895	838,902
Compeq Manufacturing Company, Ltd.	483,000	462,924
Compucase Enterprise	13,000	13,230
76	JOHN HANCOCK EMERGING MARKETS FUND | ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Shares	Value
Taiwan (continued)
Concord Securities Company, Ltd. (A)	167,000	$43,969
Concraft Holding Company, Ltd.	13,750	123,028
Continental Holdings Corp.	166,950	75,814
Contrel Technology Company, Ltd. (A)	48,000	27,211
Coremax Corp.	27,000	82,784
Coretronic Corp.	183,000	344,285
Co-Tech Development Corp. (B)	56,743	60,607
Coxon Precise Industrial Company, Ltd. (A)	51,231	37,196
Creative Sensor, Inc.	17,000	12,406
CSBC Corp. Taiwan (A)	60,324	69,198
CTBC Financial Holding Company, Ltd.	4,480,967	3,151,216
CTCI Corp.	194,000	297,203
Cub Elecparts, Inc.	29,774	256,630
CviLux Corp.	39,200	32,925
CX Technology Company, Ltd.	12,297	11,968
Cyberlink Corp.	38,326	92,732
CyberPower Systems, Inc.	19,000	53,329
CyberTAN Technology, Inc.	100,000	54,907
Cypress Technology Company, Ltd.	14,500	29,251
DA CIN Construction Company, Ltd.	73,000	51,844
Dadi Early-Childhood Education Group, Ltd.	6,299	43,024
Dafeng TV, Ltd.	21,097	24,529
Da-Li Development Company, Ltd.	72,710	70,023
Danen Technology Corp. (A)	69,000	9,581
Darfon Electronics Corp.	75,000	144,698
Darwin Precisions Corp.	106,894	83,583
Daxin Materials Corp.	22,000	58,043
De Licacy Industrial Company, Ltd.	109,439	80,397
Delpha Construction Company, Ltd. (A)	49,383	25,648
Delta Electronics, Inc.	470,253	1,885,617
Depo Auto Parts Industrial Company, Ltd.	51,000	125,351
Dimerco Express Corp.	46,000	29,660
D-Link Corp. (A)	306,657	121,287
DYNACOLOR, Inc.	23,000	28,520
Dynamic Electronics Company, Ltd. (A)	152,927	47,669
Dynapack International Technology Corp.	57,000	74,425
E Ink Holdings, Inc.	224,000	268,130
E.Sun Financial Holding Company, Ltd.	1,881,471	1,384,741
Eastern Media International Corp. (A)	168,931	82,586
Eclat Textile Company, Ltd.	44,532	540,503
ECOVE Environment Corp.	11,000	61,987
Edimax Technology Company, Ltd. (A)	101,359	33,966
Edison Opto Corp. (A)	24,000	12,701
Edom Technology Company, Ltd.	67,890	37,365
eGalax_eMPIA Technology, Inc.	18,774	30,540
Egis Technology, Inc.	28,000	144,239
SEE NOTES TO FINANCIAL STATEMENTS	ANNUAL REPORT | JOHN HANCOCK EMERGING MARKETS FUND	77

	Shares	Value
Taiwan (continued)
Elan Microelectronics Corp.	62,000	$109,556
E-LIFE MALL Corp.	43,000	91,441
Elite Advanced Laser Corp.	70,276	169,933
Elite Material Company, Ltd.	111,831	323,291
Elite Semiconductor Memory Technology, Inc.	94,000	112,558
Elitegroup Computer Systems Company, Ltd. (A)(B)	116,284	60,402
eMemory Technology, Inc.	24,000	247,085
Ennoconn Corp.	16,303	158,829
EnTie Commercial Bank Company, Ltd.	337,000	167,264
Epileds Technologies, Inc.	30,000	20,655
Epistar Corp.	359,810	415,429
Eson Precision Ind Company, Ltd.	38,000	40,903
Eternal Materials Company, Ltd.	364,966	319,711
E-Ton Solar Tech Company, Ltd. (A)	159,541	19,849
Etron Technology, Inc. (A)	130,000	52,750
Eurocharm Holdings Company, Ltd.	6,000	17,466
Eva Airways Corp.	1,265,222	642,695
Everest Textile Company, Ltd. (A)(B)	112,445	50,202
Evergreen International Storage & Transport Corp.	215,320	93,257
Evergreen Marine Corp. Taiwan, Ltd. (B)	765,632	325,336
Everlight Chemical Industrial Corp.	196,748	117,527
Everlight Electronics Company, Ltd.	199,000	205,949
Excelsior Medical Company, Ltd.	31,763	49,083
EZconn Corp.	12,000	14,895
Far Eastern Department Stores, Ltd.	468,558	267,041
Far Eastern International Bank	994,357	364,351
Far Eastern New Century Corp.	828,878	965,446
Far EasTone Telecommunications Company, Ltd. (B)	271,000	646,412
Faraday Technology Corp.	32,751	76,444
Farglory Land Development Company, Ltd.	138,526	142,076
Federal Corp. (A)	175,137	68,463
Feedback Technology Corp.	13,300	48,890
Feng Hsin Steel Company, Ltd.	143,000	270,176
Feng TAY Enterprise Company, Ltd.	113,739	689,862
First Copper Technology Company, Ltd. (A)	52,000	17,201
First Financial Holding Company, Ltd.	1,274,898	853,303
First Hi-Tec Enterprise Company, Ltd.	20,000	32,987
First Hotel	86,924	40,481
First Steamship Company, Ltd. (A)	246,229	83,771
FLEXium Interconnect, Inc.	146,352	471,060
Flytech Technology Company, Ltd.	63,125	157,275
FocalTech Systems Company, Ltd. (A)	114,342	99,836
Formosa Advanced Technologies Company, Ltd.	87,000	102,052
Formosa Chemicals & Fibre Corp.	517,440	2,073,607
Formosa International Hotels Corp.	27,171	123,382
Formosa Laboratories, Inc.	25,161	39,107
78	JOHN HANCOCK EMERGING MARKETS FUND | ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Shares	Value
Taiwan (continued)
Formosa Oilseed Processing Company, Ltd.	31,689	$85,450
Formosa Petrochemical Corp.	197,000	808,941
Formosa Plastics Corp.	436,880	1,601,551
Formosa Taffeta Company, Ltd.	251,000	292,166
Formosan Rubber Group, Inc.	117,180	54,386
Formosan Union Chemical	138,333	80,403
Founding Construction & Development Company, Ltd.	117,908	64,540
Foxconn Technology Company, Ltd. (B)	251,617	639,729
Foxsemicon Integrated Technology, Inc.	18,427	97,247
Froch Enterprise Company, Ltd.	52,000	25,054
FSP Technology, Inc.	64,603	46,393
Fubon Financial Holding Company, Ltd.	955,422	1,584,044
Fulgent Sun International Holding Company, Ltd.	46,314	77,207
Fullerton Technology Company, Ltd.	53,819	35,582
Fulltech Fiber Glass Corp. (B)	168,027	92,149
Fwusow Industry Company, Ltd.	140,310	83,544
G Shank Enterprise Company, Ltd.	49,562	40,423
Gallant Precision Machining Company, Ltd.	60,000	54,568
GEM Services, Inc.	19,800	48,106
Gemtek Technology Corp.	145,496	108,275
General Interface Solution Holding, Ltd.	62,000	384,612
General Plastic Industrial Company, Ltd.	19,000	19,219
Generalplus Technology, Inc.	12,000	14,589
Genesis Photonics, Inc. (A)	107,740	9,621
Genesys Logic, Inc.	13,000	14,602
Genius Electronic Optical Company, Ltd.	21,589	280,195
GeoVision, Inc.	30,703	28,244
Getac Technology Corp.	169,000	230,920
Giant Manufacturing Company, Ltd.	65,000	280,576
Giantplus Technology Company, Ltd.	154,000	67,221
Gigabyte Technology Company, Ltd.	158,719	270,819
Gigasolar Materials Corp. (A)	6,000	27,016
Gigastorage Corp. (A)	114,100	36,765
Ginko International Company, Ltd.	16,000	107,828
Gintech Energy Corp. (A)	180,829	76,572
Global Brands Manufacture, Ltd.	152,611	73,883
Global Lighting Technologies, Inc.	34,000	42,282
Global Mixed Mode Technology, Inc.	18,000	37,531
Global PMX Company, Ltd.	10,000	30,507
Global Unichip Corp.	29,000	295,692
Globalwafers Company, Ltd.	11,000	140,656
Globe Union Industrial Corp.	71,450	36,622
Gloria Material Technology Corp.	200,300	119,329
Gold Circuit Electronics, Ltd. (A)(B)	215,071	116,856
Goldsun Building Materials Company, Ltd. (B)	504,005	153,985
Gourmet Master Company, Ltd. (B)	21,494	154,129
SEE NOTES TO FINANCIAL STATEMENTS	ANNUAL REPORT | JOHN HANCOCK EMERGING MARKETS FUND	79

	Shares	Value
Taiwan (continued)
Grand Fortune Securities Company, Ltd.	78,000	$28,292
Grand Ocean Retail Group, Ltd.	35,000	37,343
Grand Pacific Petrochemical	359,000	346,229
Grand Plastic Technology Corp.	8,000	32,161
GrandTech CG Systems, Inc.	22,000	30,758
Grape King Bio, Ltd. (B)	40,000	283,008
Great China Metal Industry	102,000	85,688
Great Taipei Gas Company, Ltd.	179,000	162,027
Great Wall Enterprise Company, Ltd.	242,642	330,217
Greatek Electronics, Inc.	128,000	217,898
Green Energy Technology, Inc. (A)	121,000	48,480
Hannstar Board Corp.	149,467	145,914
HannStar Display Corp. (B)	1,242,980	332,027
HannsTouch Solution, Inc. (A)	264,735	73,844
Hanpin Electron Company, Ltd.	13,000	15,798
Harvatek Corp.	26,000	14,132
Hey Song Corp.	143,250	143,820
Hi-Clearance, Inc.	19,000	61,671
Highwealth Construction Corp.	222,860	362,060
HIM International Music, Inc.	8,395	33,928
Hitron Technology, Inc.	100,000	72,202
Hiwin Technologies Corp.	50,177	452,685
Ho Tung Chemical Corp. (A)	383,773	102,475
Hocheng Corp.	83,000	24,334
Holiday Entertainment Company, Ltd.	26,000	49,811
Holtek Semiconductor, Inc.	71,000	195,879
Hon Hai Precision Industry Company, Ltd.	2,425,440	6,371,724
Hong Pu Real Estate Development Company, Ltd.	102,000	68,732
Hong TAI Electric Industrial	121,000	40,373
Hong YI Fiber Industry Company	30,000	19,300
Horizon Securities Company, Ltd.	90,000	20,127
Hota Industrial Manufacturing Company, Ltd.	73,396	298,723
Hotai Motor Company, Ltd. (B)	66,000	572,214
Hotron Precision Electronic Industrial Company, Ltd.	21,420	30,709
Hsin Kuang Steel Company, Ltd.	76,153	88,375
Hsin Yung Chien Company, Ltd.	16,200	49,511
Hsing TA Cement Company, Ltd.	118,750	62,002
HTC Corp. (A)(B)	137,700	200,185
Hu Lane Associate, Inc. (B)	36,066	127,481
HUA ENG Wire & Cable Company, Ltd.	145,000	44,796
Hua Nan Financial Holdings Company, Ltd.	1,054,724	618,266
Huaku Development Company, Ltd.	112,353	238,361
Huang Hsiang Construction Company, Corp.	35,000	30,203
Hung Ching Development & Construction Company, Ltd.	66,000	65,171
Hung Sheng Construction, Ltd.	190,570	198,515
Huxen Corp.	33,000	46,939
80	JOHN HANCOCK EMERGING MARKETS FUND | ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Shares	Value
Taiwan (continued)
Hwa Fong Rubber Industrial Company, Ltd. (A)	102,324	$47,450
Ibase Technology, Inc.	47,285	69,520
Ichia Technologies, Inc. (A)(B)	105,300	59,317
I-Chiun Precision Industry Company, Ltd. (A)	53,000	21,581
Ideal Bike Corp. (A)	76,529	23,935
IEI Integration Corp.	82,000	101,484
Infortrend Technology, Inc.	116,000	45,504
Innodisk Corp.	28,345	131,186
Innolux Corp.	3,496,219	1,303,550
Inpaq Technology Company, Ltd.	34,000	45,079
Intai Technology Corp.	11,000	34,722
Integrated Service Technology, Inc.	16,000	30,810
International Games System Company, Ltd.	24,000	118,879
Inventec Corp.	668,705	600,193
Iron Force Industrial Company, Ltd.	13,000	35,338
I-Sheng Electric Wire & Cable Company, Ltd.	45,000	63,293
ITE Technology, Inc.	47,881	54,734
ITEQ Corp.	75,700	163,463
Jarllytec Company, Ltd.	17,000	27,778
Jentech Precision Industrial Company, Ltd.	15,000	32,008
Jess-Link Products Company, Ltd.	45,750	38,152
Jih Lin Technology Company, Ltd.	20,000	52,064
Jih Sun Financial Holdings Company, Ltd.	616,811	189,269
Jinli Group Holdings, Ltd.	37,161	24,033
Johnson Health Tech Company, Ltd.	30,400	36,261
Jourdeness Group, Ltd.	14,000	53,182
K Laser Technology, Inc.	66,000	31,577
Kaori Heat Treatment Company, Ltd.	29,341	50,446
Kaulin Manufacturing Company, Ltd.	70,490	42,096
KEE TAI Properties Company, Ltd.	149,973	59,109
Kenda Rubber Industrial Company, Ltd.	160,372	164,214
Kenmec Mechanical Engineering Company, Ltd. (A)	84,000	27,622
Kerry TJ Logistics Company, Ltd.	73,000	95,650
Kindom Construction Corp.	131,000	94,239
King Slide Works Company, Ltd.	8,000	101,839
King Yuan Electronics Company, Ltd. (B)	537,762	380,009
Kingpak Technology, Inc.	11,000	58,219
King's Town Bank Company, Ltd.	339,000	341,036
King's Town Construction Company, Ltd.	67,514	45,103
Kinik Company	50,000	106,641
Kinko Optical Company, Ltd. (A)	24,000	25,145
Kinpo Electronics, Inc. (B)	485,724	162,087
Kinsus Interconnect Technology Corp.	120,000	192,636
KMC Kuei Meng International, Inc.	24,150	82,622
KNH Enterprise Company, Ltd.	74,000	28,548
KS Terminals, Inc.	37,000	59,437
SEE NOTES TO FINANCIAL STATEMENTS	ANNUAL REPORT | JOHN HANCOCK EMERGING MARKETS FUND	81

	Shares	Value
Taiwan (continued)
Kung Long Batteries Industrial Company, Ltd.	26,000	$122,386
Kung Sing Engineering Corp. (A)	93,000	28,099
Kuo Toong International Company, Ltd. (A)(B)	91,356	66,079
Kuoyang Construction Company, Ltd.	151,543	60,178
Kwong Fong Industries Corp.	16,776	8,462
Kwong Lung Enterprise Company, Ltd.	21,000	33,544
KYE Systems Corp. (A)	153,702	54,056
L&K Engineering Company, Ltd.	56,952	62,275
La Kaffa International Company, Ltd.	8,394	21,449
LandMark Optoelectronics Corp.	19,000	162,838
Lanner Electronics, Inc.	43,873	63,824
Largan Precision Company, Ltd.	12,000	1,840,523
Laser Tek Taiwan Company, Ltd.	23,000	31,782
Laster Tech Corp., Ltd.	13,000	23,618
LCY Chemical Corp.	189,806	320,014
Lealea Enterprise Company, Ltd.	280,863	102,476
Ledlink Optics, Inc.	13,000	14,672
LEE CHI Enterprises Company, Ltd.	116,000	40,243
Lelon Electronics Corp.	34,085	63,256
Leofoo Development Company, Ltd. (A)	161,087	32,512
LES Enphants Company, Ltd.	35,486	13,119
Lextar Electronics Corp. (A)	146,000	97,614
Li Cheng Enterprise Company, Ltd.	39,390	50,958
Li Peng Enterprise Company, Ltd. (A)	219,760	65,831
Lian HWA Food Corp.	29,668	35,222
Lida Holdings, Ltd. (A)	20,000	48,460
Lien Hwa Industrial Corp.	233,778	277,444
Lingsen Precision Industries, Ltd.	157,101	55,009
Lion Travel Service Company, Ltd.	16,000	48,482
Lite-On Semiconductor Corp.	95,718	109,197
Lite-On Technology Corp.	671,250	807,659
Long Bon International Company, Ltd.	157,000	75,915
Long Chen Paper Company, Ltd.	240,736	178,930
Longwell Company	38,000	47,041
Lotes Company, Ltd.	25,000	191,192
Lucky Cement Corp. (A)	183,000	46,776
Lumax International Corp., Ltd.	40,855	89,207
Lung Yen Life Service Corp.	50,000	101,066
LuxNet Corp. (A)	16,291	12,114
Macauto Industrial Company, Ltd.	18,000	54,771
Machvision, Inc.	11,000	173,468
Macroblock, Inc.	6,100	23,299
Macronix International	857,707	924,976
Makalot Industrial Company, Ltd. (B)	78,813	408,639
Masterlink Securities Corp.	643,593	232,859
Materials Analysis Technology, Inc.	15,810	34,493
82	JOHN HANCOCK EMERGING MARKETS FUND | ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Shares	Value
Taiwan (continued)
Mayer Steel Pipe Corp.	36,407	$17,481
Mechema Chemicals International Corp.	6,000	16,233
MediaTek, Inc.	147,000	1,204,276
Mega Financial Holding Company, Ltd.	1,715,531	1,441,961
Meiloon Industrial Company, Ltd.	42,000	26,617
Mercuries & Associates Holding, Ltd.	178,448	139,490
Mercuries Life Insurance Company, Ltd. (A)	388,611	201,816
Merida Industry Company, Ltd.	13,162	63,216
Merry Electronics Company, Ltd.	62,585	338,868
Microbio Company, Ltd. (A)	130,000	76,202
Microlife Corp.	30,000	81,685
Micro-Star International Company, Ltd. (B)	147,488	509,841
Mildef Crete, Inc.	20,000	28,544
MIN AIK Technology Company, Ltd.	45,600	25,462
Mirle Automation Corp.	72,033	107,637
Mitac Holdings Corp. (B)	268,021	310,000
MJ International Company, Ltd.	8,000	14,328
Mobiletron Electronics Company, Ltd.	17,200	20,087
momo.com, Inc.	12,000	76,106
Motech Industries, Inc. (A)(B)	198,364	72,058
MPI Corp.	20,000	45,122
Nak Sealing Technologies Corp.	40,000	106,139
Namchow Holdings Company, Ltd.	73,000	123,637
Nan Kang Rubber Tire Company, Ltd. (B)	161,711	132,703
Nan Liu Enterprise Company, Ltd.	16,000	86,218
Nan Ren Lake Leisure Amusement Company, Ltd.	31,000	7,450
Nan Ya Plastics Corp.	724,860	2,017,145
Nan Ya Printed Circuit Board Corp. (A)(B)	89,930	84,015
Nang Kuang Pharmaceutical Company, Ltd.	12,000	13,135
Nantex Industry Company, Ltd.	105,040	109,810
Nanya Technology Corp.	198,985	452,341
National Petroleum Company, Ltd.	62,000	80,470
Neo Solar Power Corp. (A)(B)	391,100	125,562
Netronix, Inc. (A)	22,000	29,566
New Asia Construction & Development Corp. (A)	122,136	25,371
New Era Electronics Company, Ltd.	26,000	15,825
Nexcom International Company, Ltd.	17,000	13,286
Nichidenbo Corp.	53,478	131,382
Nien Hsing Textile Company, Ltd.	84,928	69,674
Nien Made Enterprise Company, Ltd. (B)	29,000	224,922
Nishoku Technology, Inc.	10,000	23,063
Novatek Microelectronics Corp.	124,000	608,009
Nuvoton Technology Corp.	30,000	54,855
O-Bank Company, Ltd.	154,000	41,118
Ocean Plastics Company, Ltd. (A)	42,000	36,923
OptoTech Corp.	141,098	104,872
SEE NOTES TO FINANCIAL STATEMENTS	ANNUAL REPORT | JOHN HANCOCK EMERGING MARKETS FUND	83

	Shares	Value
Taiwan (continued)
Orient Europharma Company, Ltd.	13,000	$25,529
Orient Semiconductor Electronics, Ltd. (A)	289,000	97,381
Oriental Union Chemical Corp. (B)	238,300	252,711
O-Ta Precision Industry Company, Ltd.	11,747	10,009
Pacific Construction Company	274,002	104,385
Pacific Hospital Supply Company, Ltd.	18,000	40,989
Pan Jit International, Inc. (A)(B)	119,000	161,307
Pan-International Industrial Corp.	174,443	128,389
Pao Long International Company, Ltd.	46,000	31,252
Parade Technologies, Ltd. (B)	22,000	326,149
Paragon Technologies Company, Ltd. (A)	23,808	18,972
Parpro Corp	17,000	19,887
PCL Technologies, Inc.	7,000	15,955
P-Duke Technology Company, Ltd.	16,500	39,876
Pegatron Corp.	566,321	1,220,632
PharmaEngine, Inc.	5,999	26,175
PharmaEssentia Corp. (A)	4,000	23,659
Pharmally International Holding Company, Ltd.	4,756	57,114
Phihong Technology Company, Ltd. (A)	151,786	55,872
Phison Electronics Corp.	51,000	422,209
Phoenix Tours International, Inc.	15,750	17,618
Pixart Imaging, Inc.	28,830	119,299
Planet Technology Corp.	8,000	15,063
Plotech Company, Ltd.	21,000	11,974
Polytronics Technology Corp.	31,000	69,049
Posiflex Technologies, Inc.	30,056	109,123
Pou Chen Corp.	983,448	1,084,350
Powertech Technology, Inc.	286,000	848,366
Poya International Company, Ltd.	33,866	347,367
President Chain Store Corp.	112,000	1,222,780
President Securities Corp.	339,942	153,874
Primax Electronics, Ltd. (B)	162,000	300,992
Prince Housing & Development Corp.	453,943	162,614
Prodisc Technology, Inc. (A)(D)	540,000	0
Promate Electronic Company, Ltd.	90,000	84,967
Promise Technology, Inc. (A)	38,000	15,519
Prosperity Dielectrics Company, Ltd.	25,086	79,798
P-Two Industries, Inc.	16,000	10,731
Qisda Corp.	448,440	305,275
QST International Corp.	17,000	51,591
Qualipoly Chemical Corp.	15,930	15,867
Quang Viet Enterprise Company, Ltd.	8,000	35,144
Quanta Computer, Inc.	518,000	891,225
Quanta Storage, Inc.	95,000	80,099
Quintain Steel Company, Ltd.	37,619	11,514
Radiant Opto-Electronics Corp.	205,343	451,039
84	JOHN HANCOCK EMERGING MARKETS FUND | ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Shares	Value
Taiwan (continued)
Radium Life Tech Company, Ltd. (A)	368,644	$202,838
Rafael Microelectronics, Inc.	9,000	41,611
Realtek Semiconductor Corp.	92,706	449,935
Rechi Precision Company, Ltd.	134,038	131,047
Rich Development Company, Ltd.	257,000	87,488
RichWave Technology Corp.	13,000	24,411
Ritek Corp. (A)	754,897	277,695
Roo Hsing Company, Ltd. (A)	369,000	173,545
Ruentex Development Company, Ltd.	269,846	303,876
Ruentex Industries, Ltd.	303,801	623,248
Sagittarius Life Science Corp.	5,000	8,985
Samebest Company, Ltd.	7,200	60,834
Sampo Corp.	148,997	65,217
San Fang Chemical Industry Company, Ltd.	92,012	83,596
San Far Property, Ltd.	32,000	15,632
San Shing Fastech Corp.	69,479	122,114
Sanitar Company, Ltd.	10,000	12,424
Sanyang Motor Company, Ltd.	169,389	114,944
SCI Pharmtech, Inc.	17,000	39,566
Scientech Corp.	18,000	48,212
SDI Corp.	43,000	123,660
Senao International Company, Ltd.	28,000	37,407
Senao Networks, Inc.	10,000	39,895
Sercomm Corp. (B)	92,000	161,731
Sesoda Corp.	98,385	86,777
Shan-Loong Transportation Company, Ltd.	34,000	33,204
Sheng Yu Steel Company, Ltd.	30,000	21,029
ShenMao Technology, Inc.	17,000	12,307
Shih Her Technologies, Inc.	11,000	12,579
Shih Wei Navigation Company, Ltd. (A)	123,230	32,144
Shihlin Electric & Engineering Corp.	257,213	351,244
Shin Hai Gas Corp.	2,491	3,236
Shin Kong Financial Holding Company, Ltd.	1,937,448	766,331
Shin Zu Shing Company, Ltd. (B)	58,933	171,514
Shining Building Business Company, Ltd. (A)	182,107	69,968
Shinkong Insurance Company, Ltd.	109,000	141,300
Shinkong Synthetic Fibers Corp.	489,287	217,650
Shinkong Textile Company, Ltd.	96,000	141,004
Shiny Chemical Industrial Company, Ltd.	26,954	97,010
Shuttle, Inc.	109,985	54,968
Sigurd Microelectronics Corp.	182,887	207,549
Silicon Integrated Systems Corp. (A)	170,183	58,474
Silitech Technology Corp. (A)	19,000	8,970
Simplo Technology Company, Ltd.	57,520	421,545
Sinbon Electronics Company, Ltd.	111,043	315,210
Sincere Navigation Corp.	138,000	73,174
SEE NOTES TO FINANCIAL STATEMENTS	ANNUAL REPORT | JOHN HANCOCK EMERGING MARKETS FUND	85

	Shares	Value
Taiwan (continued)
Sinher Technology, Inc.	16,000	$26,305
Sinmag Equipment Corp.	29,441	134,312
Sino-American Electronic Company, Ltd. (A)(D)	10,961	782
Sino-American Silicon Products, Inc. (A)	150,000	430,233
Sinon Corp.	153,150	86,032
SinoPac Financial Holdings Company, Ltd.	2,692,420	986,838
Sinphar Pharmaceutical Company, Ltd.	66,177	44,048
Sinyi Realty, Inc.	83,628	91,598
Sirtec International Company, Ltd.	47,000	38,133
Sitronix Technology Corp. (B)	55,000	173,486
Siward Crystal Technology Company, Ltd.	59,000	39,500
Soft-World International Corp.	30,000	70,740
Solar Applied Materials Technology Company (A)	74,843	51,164
Solartech Energy Corp. (A)	91,000	32,483
Solomon Technology Corp.	33,000	24,397
Solteam Electronics Company, Ltd.	12,000	13,125
Song Shang Electronics Company, Ltd.	20,800	12,813
Sonix Technology Company, Ltd.	21,000	21,179
Southeast Cement Company, Ltd.	282,000	127,978
Spirox Corp.	22,000	18,706
Sporton International, Inc.	57,794	259,415
St. Shine Optical Company, Ltd.	17,000	370,273
Standard Chemical & Pharmaceutical Company, Ltd.	38,000	39,466
Standard Foods Corp.	107,221	181,635
Stark Technology, Inc.	21,600	28,026
Sunny Friend Environmental Technology Company, Ltd.	18,000	134,817
Sunonwealth Electric Machine Industry Company, Ltd.	74,000	121,115
Sunplus Technology Company, Ltd. (B)	188,000	85,763
Sunrex Technology Corp.	69,232	36,414
Sunspring Metal Corp.	45,000	53,620
Supreme Electronics Company, Ltd.	179,890	184,249
Swancor Holding Company, Ltd. (A)	11,402	26,070
Sweeten Real Estate Development Company, Ltd.	81,876	57,170
Symtek Automation Asia Company, Ltd.	12,000	21,430
Syncmold Enterprise Corp. (B)	63,000	120,319
Synmosa Biopharma Corp. (A)	19,800	18,364
Synnex Technology International Corp.	333,188	445,950
Sysage Technology Company, Ltd.	50,741	51,265
Systex Corp.	65,000	137,213
T3EX Global Holdings Corp.	17,000	13,527
TA Chen Stainless Pipe (B)	338,106	511,577
Ta Ya Electric Wire & Cable	200,406	80,417
Ta Yih Industrial Company, Ltd.	11,000	25,737
Tah Hsin Industrial Corp.	97,500	83,970
TA-I Technology Company, Ltd. (B)	45,611	116,906
Tai Tung Communication Company, Ltd. (A)	24,000	13,671
86	JOHN HANCOCK EMERGING MARKETS FUND | ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Shares	Value
Taiwan (continued)
Taichung Commercial Bank Company, Ltd.	932,465	$317,377
TaiDoc Technology Corp.	24,253	136,731
Taiflex Scientific Company, Ltd.	74,220	100,355
TaiMed Biologics, Inc. (A)	8,000	59,643
Taimide Tech, Inc.	40,850	94,576
Tainan Enterprises Company, Ltd.	39,467	26,216
Tainan Spinning Company, Ltd.	518,397	226,976
Tainergy Tech Company, Ltd. (A)	137,000	32,570
Taishin Financial Holding Company, Ltd.	1,516,975	713,768
Taita Chemical Company, Ltd. (A)	49,000	22,823
Taiwan Business Bank	1,106,647	400,116
Taiwan Cement Corp.	875,298	1,208,196
Taiwan Chinsan Electronic Industrial Company, Ltd.	27,955	44,462
Taiwan Cogeneration Corp.	159,137	134,040
Taiwan Cooperative Financial Holding Company, Ltd.	1,387,760	824,917
Taiwan FamilyMart Company, Ltd.	15,000	97,468
Taiwan Fertilizer Company, Ltd.	197,000	271,627
Taiwan Fire & Marine Insurance Company, Ltd.	101,000	66,922
Taiwan FU Hsing Industrial Company, Ltd.	52,000	58,677
Taiwan Glass Industry Corp.	423,894	225,629
Taiwan High Speed Rail Corp. (B)	318,000	268,298
Taiwan Hon Chuan Enterprise Company, Ltd.	117,329	200,772
Taiwan Hopax Chemicals Manufacturing Company, Ltd.	68,000	44,401
Taiwan Kolin Company, Ltd. (A)(D)	400,000	0
Taiwan Land Development Corp. (A)(B)	291,353	83,773
Taiwan Line Tek Electronic (A)	34,623	31,447
Taiwan Mobile Company, Ltd.	225,700	786,422
Taiwan Navigation Company, Ltd.	73,000	43,845
Taiwan Paiho, Ltd.	98,342	219,519
Taiwan PCB Techvest Company, Ltd.	120,227	113,214
Taiwan Pulp & Paper Corp.	72,000	42,280
Taiwan Sakura Corp.	50,924	63,780
Taiwan Sanyo Electric Company, Ltd.	79,900	61,115
Taiwan Secom Company, Ltd.	79,430	226,822
Taiwan Semiconductor Company, Ltd.	118,000	282,388
Taiwan Semiconductor Manufacturing Company, Ltd.	4,579,000	38,366,027
Taiwan Shin Kong Security Company, Ltd.	119,460	142,950
Taiwan Styrene Monomer	191,821	139,646
Taiwan Surface Mounting Technology Corp.	116,636	125,459
Taiwan TEA Corp. (A)(B)	264,723	133,685
Taiwan Union Technology Corp.	115,000	448,015
Taiyen Biotech Company, Ltd.	37,000	37,225
Tatung Company, Ltd. (A)	663,526	810,014
TCI Company, Ltd.	22,073	402,536
Te Chang Construction Company, Ltd.	62,282	41,357
Teco Electric & Machinery Company, Ltd.	551,109	403,667
SEE NOTES TO FINANCIAL STATEMENTS	ANNUAL REPORT | JOHN HANCOCK EMERGING MARKETS FUND	87

	Shares	Value
Taiwan (continued)
Tehmag Foods Corp.	8,300	$57,659
Ten Ren Tea Company, Ltd.	35,000	43,523
Test Research, Inc.	45,596	80,038
Test Rite International Company, Ltd.	135,549	100,228
Tex-Ray Industrial Company, Ltd. (A)	40,000	14,398
The Ambassador Hotel	143,000	104,551
The Eslite Spectrum Corp.	3,000	13,044
The First Insurance Company, Ltd.	122,165	61,449
Thinking Electronic Industrial Company, Ltd.	46,000	131,689
Thye Ming Industrial Company, Ltd.	65,250	75,097
Ton Yi Industrial Corp.	306,000	134,488
Tong Hsing Electronic Industries, Ltd.	49,951	137,552
Tong Yang Industry Company, Ltd. (B)	160,043	228,585
Tong-Tai Machine & Tool Company, Ltd. (A)	66,590	44,893
TOPBI International Holdings, Ltd.	23,058	73,760
Topco Scientific Company, Ltd.	65,048	165,256
Topco Technologies Corp.	10,000	25,219
Topoint Technology Company, Ltd. (A)	40,248	25,430
Toung Loong Textile Manufacturing	40,000	60,407
TPK Holding Company, Ltd.	156,000	291,761
Transcend Information, Inc. (B)	65,000	157,267
Tripod Technology Corp.	132,770	409,847
TrueLight Corp. (A)	30,000	28,836
Tsang Yow Industrial Company, Ltd.	40,000	29,498
Tsann Kuen Enterprise Company, Ltd.	48,220	35,336
TSC Auto ID Technology Company, Ltd.	9,900	80,190
TSEC Corp. (A)	153,998	38,596
TSRC Corp.	184,706	192,408
Ttet Union Corp.	24,000	76,120
TTFB Company, Ltd.	4,000	30,610
TTY Biopharm Company, Ltd. (B)	72,094	206,141
Tul Corp.	8,000	22,962
Tung Ho Steel Enterprise Corp.	353,138	259,821
Tung Thih Electronic Company, Ltd.	27,258	80,183
TURVO International Company, Ltd. (A)	27,062	98,683
TWi Pharmaceuticals, Inc. (A)	15,000	33,270
TXC Corp.	127,659	148,237
TYC Brother Industrial Company, Ltd. (B)	91,531	88,105
Tycoons Group Enterprise Company, Ltd. (A)	135,355	40,118
Tyntek Corp.	75,702	50,308
UDE Corp.	25,000	24,707
Ultra Chip, Inc.	17,000	21,433
U-Ming Marine Transport Corp.	180,000	200,101
Unimicron Technology Corp.	584,855	334,981
Union Bank of Taiwan	864,691	287,257
Uni-President Enterprises Corp.	1,052,803	2,664,003
88	JOHN HANCOCK EMERGING MARKETS FUND | ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Shares	Value
Taiwan (continued)
Unitech Computer Company, Ltd.	61,039	$39,943
Unitech Printed Circuit Board Corp.	227,326	140,507
United Integrated Services Company, Ltd.	69,000	139,267
United Microelectronics Corp. (B)	5,091,468	2,886,064
United Orthopedic Corp.	10,836	17,052
United Radiant Technology	28,000	16,918
Unity Opto Technology Company, Ltd. (A)	115,389	41,133
Universal Cement Corp.	233,819	156,116
Universal Microwave Technology, Inc.	17,523	40,799
Unizyx Holding Corp. (A)	145,000	56,652
UPC Technology Corp.	334,541	167,242
Userjoy Technology Company, Ltd.	14,299	36,225
USI Corp.	370,318	166,393
Usun Technology Company, Ltd.	22,000	22,784
Utechzone Company, Ltd.	13,000	20,404
Vanguard International Semiconductor Corp.	186,000	451,363
Ve Wong Corp.	106,450	87,676
VHQ Media Holdings, Ltd. (A)	10,000	51,430
Victory New Materials, Ltd., Company	48,070	48,496
Visual Photonics Epitaxy Company, Ltd.	88,275	271,484
Vivotek, Inc.	13,325	34,642
Voltronic Power Technology Corp.	13,000	223,793
Wafer Works Corp.	143,000	220,369
Waffer Technology Company, Ltd. (A)	35,000	20,397
Wah Hong Industrial Corp. (A)	14,835	9,566
Wah Lee Industrial Corp.	86,000	155,203
Walsin Lihwa Corp.	699,000	494,577
Walsin Technology Corp.	339,805	3,490,617
Walton Advanced Engineering, Inc.	135,000	58,659
Wan Hai Lines, Ltd.	190,216	104,086
WAN HWA Enterprise Company	3,976	1,618
Waterland Financial Holdings Company, Ltd.	969,425	334,636
Wei Chuan Foods Corp. (A)	34,000	24,921
Weikeng Industrial Company, Ltd.	94,534	65,874
Well Shin Technology Company, Ltd.	35,420	58,865
Wha Yu Industrial Company, Ltd. (A)	21,000	12,804
Win Semiconductors Corp.	106,582	578,987
Winbond Electronics Corp. (B)	1,355,519	763,390
Winstek Semiconductor Company, Ltd.	23,000	24,283
Wintek Corp. (A)(D)	819,661	0
Wisdom Marine Lines Company, Ltd. (A)	162,671	159,842
Wistron Corp.	970,382	687,348
Wistron NeWeb Corp. (B)	125,483	280,290
Wowprime Corp.	35,000	89,642
WPG Holdings, Ltd.	424,760	537,969
WT Microelectronics Company, Ltd.	257,497	366,958
SEE NOTES TO FINANCIAL STATEMENTS	ANNUAL REPORT | JOHN HANCOCK EMERGING MARKETS FUND	89

	Shares	Value
Taiwan (continued)
WUS Printed Circuit Company, Ltd. (A)	93,400	$56,703
XAC Automation Corp.	23,000	22,989
Xxentria Technology Materials Corp. (A)	56,124	159,795
Yageo Corp. (B)	56,284	1,282,428
Yang Ming Marine Transport Corp. (A)	459,613	132,287
YC Company, Ltd.	179,054	93,042
YC INOX Company, Ltd.	146,100	124,181
YCC Parts Manufacturing Company, Ltd.	11,000	14,803
Yea Shin International Development Company, Ltd.	98,200	60,510
Yeong Guan Energy Technology Group Company, Ltd.	40,324	75,174
YFC-Boneagle Electric Company, Ltd.	33,000	45,477
YFY, Inc.	546,614	219,840
Yi Jinn Industrial Company, Ltd.	58,000	26,176
Yieh Phui Enterprise Company, Ltd.	442,311	145,449
Yonyu Plastics Company, Ltd.	21,450	25,675
Young Fast Optoelectronics Company, Ltd. (A)	38,000	21,718
Youngtek Electronics Corp.	44,058	67,299
Yuanta Financial Holding Company, Ltd.	1,584,369	802,775
Yuanta Futures Company, Ltd.	10,000	13,862
Yulon Finance Corp. (B)	55,000	184,519
Yulon Motor Company, Ltd.	408,900	280,298
Yung Chi Paint & Varnish Manufacturing Company, Ltd.	29,850	76,646
Yungshin Construction & Development Company, Ltd.	43,400	45,450
YungShin Global Holding Corp.	101,250	134,863
Yungtay Engineering Company, Ltd. (B)	116,000	176,903
Zeng Hsing Industrial Company, Ltd.	33,232	154,685
Zenitron Corp.	91,000	66,074
Zero One Technology Company, Ltd.	34,000	23,226
Zhen Ding Technology Holding, Ltd.	180,450	462,850
Zig Sheng Industrial Company, Ltd.	135,000	46,431
Zinwell Corp. (B)	125,000	92,789
Zippy Technology Corp.	70,000	84,355
ZongTai Real Estate Development Company, Ltd.	103,231	63,877
Thailand 3.3%		38,078,213
AAPICO Hitech PCL	34,300	35,126
Advanced Info Service PCL	153,491	947,471
Advanced Information Technology PCL	19,300	13,564
AEON Thana Sinsap Thailand PCL, NVDR	17,000	93,546
Airports of Thailand PCL, Foreign Quota Shares	550,200	1,122,095
Amata Corp. PCL (B)	131,600	85,687
Amata VN PCL	54,300	9,787
Ananda Development PCL (B)	478,200	71,280
AP Thailand PCL	463,678	133,206
Asia Aviation PCL, NVDR	604,500	82,435
Asia Plus Group Holdings PCL	303,900	35,498
90	JOHN HANCOCK EMERGING MARKETS FUND | ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Shares	Value
Thailand (continued)
Asia Sermkij Leasing PCL, NVDR	19,300	$13,923
Asian Insulators PCL (D)	1,650,880	76,668
Asian Phytoceuticals PCL	34,784	4,700
Bangchak Corp. PCL	195,700	215,329
Bangkok Airways PCL	284,500	112,983
Bangkok Aviation Fuel Services PCL	110,125	115,260
Bangkok Bank PCL	16,405	104,324
Bangkok Chain Hospital PCL	407,625	237,960
Bangkok Dusit Medical Services PCL, Foreign Quota Shares	427,900	343,314
Bangkok Expressway & Metro PCL	2,081,625	534,293
Bangkok Insurance PCL	11,270	120,166
Bangkok Land PCL	4,480,600	253,211
Bangkok Life Assurance PCL, NVDR	117,460	117,609
Bangkok Ranch PCL	94,100	14,954
Banpu PCL	673,100	417,699
Banpu Power PCL	163,800	124,680
Beauty Community PCL	738,300	255,035
BEC World PCL (A)(B)	524,800	121,920
Berli Jucker PCL	150,000	265,762
Better World Green PCL	256,000	7,749
Big Camera Corp. PCL (B)	720,600	40,298
BJC Heavy Industries PCL (A)	115,300	8,252
BTS Group Holdings PCL, Foreign Quota Shares	683,900	193,265
Bumrungrad Hospital PCL, Foreign Quota Shares	52,500	291,066
Buriram Sugar PCL	57,500	11,857
Cal-Comp Electronics Thailand PCL	820,392	49,921
Carabao Group PCL (B)	41,800	59,093
Central Pattana PCL, Foreign Quota Shares	230,800	581,719
Central Plaza Hotel PCL	183,200	222,530
CH Karnchang PCL	101,223	81,959
Charoen Pokphand Foods PCL	824,633	648,774
Christiani & Nielsen Thai	17,200	1,524
Chularat Hospital PCL	1,375,700	105,109
CIMB Thai Bank PCL (A)	279,200	7,426
CK Power PCL	923,100	119,685
Com7 PCL	96,300	56,529
Country Group Development PCL (A)	792,800	31,969
CP ALL PCL, Foreign Quota Shares	645,700	1,331,839
Delta Electronics Thailand PCL	83,500	177,961
Dhipaya Insurance PCL	99,800	75,928
Diamond Building Products PCL	44,900	8,158
Dynasty Ceramic PCL	1,282,600	102,681
Eastern Polymer Group PCL	137,600	38,264
Eastern Water Resources Development & Management PCL	207,800	71,121
Electricity Generating PCL	33,500	231,575
Energy Absolute PCL	352,700	418,012
SEE NOTES TO FINANCIAL STATEMENTS	ANNUAL REPORT | JOHN HANCOCK EMERGING MARKETS FUND	91

	Shares	Value
Thailand (continued)
Esso Thailand PCL	344,900	$166,522
Forth Smart Service PCL	96,100	26,731
Fortune Parts Industry PCL	149,400	11,504
G J Steel PCL (A)	1,507,550	11,526
GFPT PCL	219,400	99,236
Global Green Chemicals Pcl (B)	132,400	46,144
Global Power Synergy PCL	93,100	207,003
Glow Energy PCL	109,900	315,617
GMM Grammy PCL (A)	60,740	14,839
Golden Land Property Development PCL	257,000	80,123
Grand Canal Land PCL	1,088,200	99,144
Green River Holding Company, Ltd.	4,040	15,911
Group Lease PCL, NVDR (A)	32,600	7,765
Hana Microelectronics PCL	249,700	294,063
Home Product Center PCL, Foreign Quota Shares	964,112	429,982
Ichitan Group PCL	398,600	54,073
Indorama Ventures PCL	322,400	591,343
Intouch Holdings PCL	63,600	107,871
IRPC PCL	1,827,900	388,276
Italian-Thai Development PCL (A)	625,976	53,938
Jasmine International PCL	1,538,238	251,502
Jay Mart PCL	149,501	43,858
JMT Network Services PCL	48,200	18,418
JWD Infologistics PCL	111,400	26,558
Kang Yong Electric PCL	2,800	34,563
Kasikornbank PCL, Foreign Quota Shares	127,300	824,797
Kasikornbank PCL, NVDR	45,500	293,411
KCE Electronics PCL	178,200	246,765
KGI Securities Thailand PCL	412,600	55,995
Khon Kaen Sugar Industry PCL	710,900	71,684
Khonburi Sugar PCL (A)	69,700	9,159
Kiatnakin Bank PCL	118,600	279,948
Krung Thai Bank PCL, Foreign Quota Shares	543,450	322,291
Krungthai Card PCL	371,000	360,054
Ladprao General Hospital Pcl	49,300	9,564
Lam Soon Thailand PCL	75,400	11,015
Land & Houses PCL	490,300	169,319
Land & Houses PCL, NVDR	75,000	25,900
Lanna Resources PCL	118,800	57,378
LH Financial Group PCL (B)	1,847,600	90,314
Loxley PCL	406,500	27,580
LPN Development PCL	234,300	70,898
Major Cineplex Group PCL (B)	175,600	133,623
Malee Group PCL	36,000	15,193
Master Ad PCL	176,100	10,655
Maybank Kim Eng Securities Thailand PCL	75,200	30,078
92	JOHN HANCOCK EMERGING MARKETS FUND | ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Shares	Value
Thailand (continued)
MBK PCL	203,700	$157,147
MC Group PCL	92,500	37,025
MCOT PCL (A)	113,800	32,160
MCS Steel PCL	47,300	11,060
Mega Lifesciences PCL	96,600	104,099
Minor International PCL, Foreign Quota Shares	296,845	358,184
MK Restaurants Group PCL	63,900	141,545
Mono Technology PCL	435,300	28,736
Muang Thai Insurance PCL	2,600	8,662
Muangthai Capital PCL	167,600	213,726
Namyong Terminal PCL	123,500	19,434
Nation Multimedia Group PCL (A)(D)	951,500	11,047
Netbay PCL	13,600	13,813
Origin Property PCL	152,500	87,135
Padaeng Industry PCL	24,200	10,576
PCS Machine Group Holding PCL	133,800	29,025
Plan B Media PCL	66,400	13,803
Polyplex Thailand PCL	128,100	64,232
Precious Shipping PCL (A)	84,900	31,149
Premier Marketing PCL	127,100	33,794
Property Perfect PCL	2,099,500	73,787
Pruksa Holding PCL	277,900	171,496
PTG Energy PCL	274,900	98,333
PTT Exploration & Production PCL	244,228	1,064,108
PTT Global Chemical PCL, Foreign Quota Shares	538,492	1,345,871
PTT PCL	3,549,000	5,698,068
Quality Houses PCL	2,176,471	230,110
Raimon Land PCL	771,200	30,638
Rajthanee Hospital Pcl	15,900	12,000
Ratchaburi Electricity Generating Holding PCL	89,500	142,880
Ratchthani Leasing PCL	387,250	94,719
Regional Container Lines PCL	116,600	20,500
Robinson PCL (B)	59,400	118,448
Rojana Industrial Park PCL	473,760	76,056
RS PCL (B)	191,300	105,858
Saha-Union PCL	218,200	301,639
Sahaviriya Steel Industries PCL (A)(D)	447,113	19,740
Samart Corp. PCL (B)	223,100	47,735
Samart Digital Public Company, Ltd. (A)	426,000	3,252
Samart Telcoms PCL	214,700	56,403
Sansiri PCL	2,607,309	128,324
Sappe PCL	72,100	51,128
SC Asset Corp. PCL	814,093	88,082
Scan Inter PCL	82,500	9,632
SCG Ceramics PCL (A)	245,263	20,982
Sena Development Pcl	126,400	14,443
SEE NOTES TO FINANCIAL STATEMENTS	ANNUAL REPORT | JOHN HANCOCK EMERGING MARKETS FUND	93

	Shares	Value
Thailand (continued)
Siam City Cement PCL	14,941	$107,728
Siam Future Development PCL	239,243	66,554
Siam Global House PCL	210,740	123,075
Siam Wellness Group PCL	63,600	29,340
Siamgas & Petrochemicals PCL	369,600	135,576
Singha Estate PCL (A)	260,900	26,319
SNC Former PCL	50,600	22,428
Somboon Advance Technology PCL	113,107	82,260
SPCG PCL	195,800	124,452
Sri Ayudhya Capital PCL	25,800	30,355
Sri Trang Agro-Industry PCL (A)	271,100	104,439
Srisawad Corp. PCL	219,100	282,817
Srisawad Finance PCL	14,900	12,406
Srithai Superware PCL	589,700	22,879
Star Petroleum Refining PCL	593,700	270,345
STP & I PCL (A)(B)	260,770	36,829
Supalai PCL	264,250	195,391
Super Energy Corp. PCL (A)	5,679,900	130,112
SVI PCL	576,828	102,217
Symphony Communication PCL (A)	52,750	9,264
Synnex Thailand Pcl	48,200	18,700
Syntec Construction PCL	280,000	33,368
Taokaenoi Food & Marketing PCL	176,300	84,661
Tapaco PCL	15,700	3,404
Tata Steel Thailand PCL (A)	909,000	20,820
Thai Agro Energy PCL	55,500	3,733
Thai Airways International PCL (A)	392,211	156,973
Thai Central Chemical PCL	1,900	2,090
Thai Metal Trade PCL	54,800	24,453
Thai Oil PCL, Foreign Quota Shares	424,100	1,092,063
Thai Rayon PCL, NVDR	6,200	9,284
Thai Reinsurance PCL	523,600	17,926
Thai Stanley Electric PCL	18,200	146,229
Thai Union Group PCL	397,400	212,518
Thai Vegetable Oil PCL	136,500	123,049
Thai Wah PCL	59,300	16,488
Thaicom PCL	203,500	62,846
Thaifoods Group PCL	563,000	73,289
Thaire Life Assurance PCL	127,700	31,804
Thanachart Capital PCL	233,500	383,579
The Erawan Group PCL	399,300	98,871
The Siam Cement PCL, Foreign Quota Shares	22,050	304,607
The Siam Cement PCL, NVDR	48,700	672,759
The Siam Commercial Bank PCL, Foreign Quota Shares	177,531	802,762
Thitikorn PCL	84,000	28,983
Thoresen Thai Agencies PCL	382,937	84,251
94	JOHN HANCOCK EMERGING MARKETS FUND | ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Shares	Value
Thailand (continued)
Tipco Asphalt PCL, NVDR	232,200	$108,577
TIPCO Foods PCL	46,600	13,243
Tisco Financial Group PCL	59,800	149,868
TKS Technologies PCL	34,800	11,799
TMB Bank PCL	2,989,000	201,002
Total Access Communication PCL	150,700	210,876
Total Access Communication PCL, NVDR	131,900	184,569
TPC Power Holdings Company, Ltd.	34,800	11,170
TPI Polene PCL (B)	1,931,800	111,614
TPI Polene Power PCL	347,400	68,499
TRC Construction PCL	631,890	9,077
True Corp. PCL, Foreign Quota Shares	3,109,588	636,770
TTCL PCL (A)	53,400	13,713
TTW PCL	520,300	197,092
Unique Engineering & Construction PCL (B)	264,680	104,344
United Paper PCL	53,800	18,916
Univanich Palm Oil Pcl	42,900	8,783
Univentures PCL	348,200	88,921
Vanachai Group PCL	170,080	40,025
VGI Global Media PCL	532,100	125,156
Vibhavadi Medical Center PCL	1,142,300	81,653
Vinythai PCL	81,300	61,861
WHA Corp. PCL	837,900	102,968
Workpoint Entertainment PCL	78,840	96,957
Turkey 0.8%		8,616,643
Adana Cimento Sanayii TAS, Class A	28,167	25,346
Afyon Cimento Sanayi TAS (A)	16,048	13,113
Akbank Turk AS	388,875	342,114
Akcansa Cimento AS	18,547	27,049
Akenerji Elektrik Uretim AS (A)	91,387	9,064
Aksa Akrilik Kimya Sanayii AS	38,674	65,862
Aksa Enerji Uretim AS (A)	36,826	23,529
Aksigorta AS	31,563	15,118
Alarko Holding AS	23,955	17,463
Albaraka Turk Katilim Bankasi AS	162,360	31,190
Alkim Alkali Kimya AS	2,994	10,392
Anadolu Anonim Turk Sigorta Sirketi	171,976	114,117
Anadolu Cam Sanayii AS	84,473	42,152
Anadolu Efes Biracilik Ve Malt Sanayii AS	38,584	122,975
Anadolu Hayat Emeklilik AS	23,939	26,989
Arcelik AS	51,629	104,485
Aselsan Elektronik Sanayi Ve Ticaret AS	15,251	60,181
Aygaz AS	21,529	39,312
Bagfas Bandirma Gubre Fabrikalari AS (A)	10,105	9,428
Baticim Bati Anadolu Cimento Sanayii AS (A)	16,391	7,042
SEE NOTES TO FINANCIAL STATEMENTS	ANNUAL REPORT | JOHN HANCOCK EMERGING MARKETS FUND	95

	Shares	Value
Turkey (continued)
Bera Holding AS (A)	131,991	$35,499
Besiktas Futbol Yatirimlari Sanayi ve Ticaret AS (A)	51,910	17,847
BIM Birlesik Magazalar AS	43,081	479,905
Bolu Cimento Sanayii AS	34,401	24,619
Borusan Mannesmann Boru Sanayi ve Ticaret AS	24,583	29,131
Borusan Yatirim ve Pazarlama AS	884	5,346
Boyner Perakende Ve Tekstil Yatirimlari AS (A)	51,726	61,062
Brisa Bridgestone Sabanci Sanayi ve Ticaret AS (A)	8,741	7,949
Bursa Cimento Fabrikasi AS	9,487	7,095
Cimsa Cimento Sanayi VE Ticaret AS	23,444	36,095
Coca-Cola Icecek AS	25,325	110,398
Dogan Sirketler Grubu Holding AS (A)	561,309	105,313
Dogus Otomotiv Servis ve Ticaret AS	19,625	17,282
Eczacibasi Yatirim Holding Ortakligi AS	11,435	14,633
EGE Endustri VE Ticaret AS	731	43,575
EIS Eczacibasi Ilac ve Sinai ve Finansal Yatirimlar Sanayi ve Ticaret AS	68,681	38,809
Enka Insaat ve Sanayi AS	82,139	64,255
Erbosan Erciyas Boru Sanayii ve Ticaret AS	2,145	22,236
Eregli Demir ve Celik Fabrikalari TAS	312,675	564,583
Fenerbahce Futbol AS (A)	6,844	24,490
Ford Otomotiv Sanayi AS	20,408	208,149
Global Yatirim Holding AS (A)	46,033	23,437
Goldas Kuyumculuk Sanayi Ithalat Ve Bagli Ortakliklari (A)(D)	54,847	1,754
Goltas Goller Bolgesi Cimento Sanayi ve Ticaret AS	924	6,431
Goodyear Lastikleri TAS	33,270	19,925
Gozde Girisim Sermayesi Yatirim Ortakligi AS (A)	69,024	24,004
GSD Holding AS (A)	55,445	6,194
Gubre Fabrikalari TAS (A)	14,222	6,538
Hektas Ticaret TAS	36,684	54,682
Ihlas Holding AS (A)	334,671	18,345
Indeks Bilgisayar Sistemleri Muhendislik Sanayi ve Ticaret AS	10,208	9,468
Ipek Dogal Enerji Kaynaklari Arastirma Ve Uretim AS (A)	75,939	56,495
Is Finansal Kiralama AS (A)	40,272	13,927
Is Yatirim Menkul Degerler AS	64,156	19,363
Izmir Demir Celik Sanayi AS (A)	74,109	23,380
Kardemir Karabuk Demir Celik Sanayi ve Ticaret AS, Class A (A)	101,668	48,203
Kardemir Karabuk Demir Celik Sanayi ve Ticaret AS, Class B (A)	37,748	17,468
Kardemir Karabuk Demir Celik Sanayi ve Ticaret AS, Class D (A)	351,845	226,160
Karsan Otomotiv Sanayii Ve Ticaret AS (A)	118,556	25,007
Kerevitas Gida Sanayi ve Ticaret AS (A)	15,040	4,403
KOC Holding AS	104,671	239,202
Kordsa Teknik Tekstil AS	20,559	27,300
Koza Altin Isletmeleri AS (A)	9,287	62,412
Koza Anadolu Metal Madencilik Isletmeleri AS (A)	113,466	99,721
Logo Yazilim Sanayi Ve Ticaret AS (A)	4,051	20,880
96	JOHN HANCOCK EMERGING MARKETS FUND | ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Shares	Value
Turkey (continued)
Mardin Cimento Sanayii ve Ticaret AS	12,215	$6,446
Metro Ticari ve Mali Yatirimlar Holding AS (A)	120,069	13,950
Migros Ticaret AS (A)	11,041	22,759
NET Holding AS (A)	76,722	23,284
Netas Telekomunikasyon AS (A)	11,285	14,480
Nuh Cimento Sanayi AS	27,104	37,691
Otokar Otomotiv Ve Savunma Sanayi AS	1,237	13,446
Pegasus Hava Tasimaciligi AS (A)	13,061	47,514
Petkim Petrokimya Holding AS	272,906	229,194
Pinar SUT Mamulleri Sanayii AS	4,071	5,011
Sarkuysan Elektrolitik Bakir Sanayi ve Ticaret AS	43,467	20,863
Sasa Polyester Sanayi AS (A)	34,477	49,669
Sekerbank TAS (A)	98,408	15,470
Selcuk Ecza Deposu Ticaret ve Sanayi AS	44,655	21,216
Soda Sanayii AS	114,825	141,751
Tat Gida Sanayi AS	10,580	6,114
TAV Havalimanlari Holding AS	82,971	417,456
Tekfen Holding AS	52,891	165,239
Tofas Turk Otomobil Fabrikasi AS	38,075	133,133
Trakya Cam Sanayii AS	215,654	142,332
Tupras Turkiye Petrol Rafinerileri AS	25,427	457,173
Turcas Petrol AS	70,133	17,040
Turk Hava Yollari AO (A)	195,881	486,467
Turk Telekomunikasyon AS (A)	109,780	61,167
Turk Traktor ve Ziraat Makineleri AS	6,438	44,662
Turkcell Iletisim Hizmetleri AS	333,903	537,381
Turkiye Garanti Bankasi AS	329,175	299,114
Turkiye Halk Bankasi AS	167,418	156,671
Turkiye Is Bankasi AS, Class C	316,227	192,556
Turkiye Sinai Kalkinma Bankasi AS	755,302	87,605
Turkiye Sise ve Cam Fabrikalari AS	279,450	262,684
Turkiye Vakiflar Bankasi TAO, Class D	222,634	117,676
Ulker Biskuvi Sanayi AS (A)	42,295	95,584
Vestel Elektronik Sanayi ve Ticaret AS (A)	44,957	59,202
Yapi ve Kredi Bankasi AS (A)	278,734	71,564
Yatas Yatak ve Yorgan Sanayi ve Ticaret AS (A)	50,998	29,088
Zorlu Enerji Elektrik Uretim AS (A)	164,001	34,100
Ukraine 0.0%		432,660
Kernel Holding SA	32,446	432,660
United Kingdom 0.1%		1,317,231
Mondi, Ltd.	47,209	1,317,231
United States 0.1%		684,656
Bizlink Holding, Inc.	46,064	239,142
GCS Holdings, Inc.	10,000	18,507
SEE NOTES TO FINANCIAL STATEMENTS	ANNUAL REPORT | JOHN HANCOCK EMERGING MARKETS FUND	97

	Shares	Value
United States (continued)
IntelliEPI, Inc.	5,000	$10,383
Nexteer Automotive Group, Ltd.	247,000	416,624
Vietnam 0.0%		32,878

LVMC Holdings	9,233	32,878
Preferred securities 1.8%		$21,069,533
(Cost $24,291,931)
Brazil 1.6%		18,987,633
AES Tiete Energia SA	677	322
Alpargatas SA	12,183	36,192
Azul SA (A)	59,000	333,161
Banco ABC Brasil SA	39,225	142,046
Banco Bradesco SA	514,270	3,583,262
Banco do Estado do Rio Grande do Sul SA, B Shares	84,655	304,484
Banco Pan SA	89,891	36,635
Banco Pine SA (A)	35,728	20,175
Centrais Eletricas Brasileiras SA, B Shares (A)	62,554	277,977
Centrais Eletricas Santa Catarina	4,000	29,756
Cia Brasileira de Distribuicao	31,600	633,614
Cia de Gas de Sao Paulo COMGAS, A Shares	13,363	171,717
Cia de Saneamento do Parana	115,981	242,036
Cia de Transmissao de Energia Eletrica Paulista	18,218	256,066
Cia Energetica de Minas Gerais	322,744	591,115
Cia Energetica de Sao Paulo, B Shares	72,951	299,104
Cia Energetica do Ceara, A Shares	6,400	68,194
Cia Ferro Ligas da Bahia	19,876	105,111
Cia Paranaense de Energia, B Shares	30,700	153,685
Eucatex SA Industria e Comercio	24,300	18,554
Gerdau SA	94,700	372,932
Gol Linhas Aereas Inteligentes SA (A)	34,700	95,501
Grazziotin SA	3,200	17,653
Itau Unibanco Holding SA	678,141	7,037,642
Lojas Americanas SA	81,852	313,494
Marcopolo SA	225,212	209,559
Petroleo Brasileiro SA	431,486	2,040,318
Randon SA Implementos e Participacoes	88,425	142,849
Telefonica Brasil SA	55,799	548,250
Unipar Carbocloro SA	47,501	559,782
Usinas Siderurgicas de Minas Gerais SA, A Shares	174,859	346,447
Chile 0.1%		1,036,826
Coca-Cola Embonor SA, B Shares	32,235	80,378
Embotelladora Andina SA, B Shares	73,780	283,339
Sociedad Quimica y Minera de Chile SA, B Shares	15,460	673,109
98	JOHN HANCOCK EMERGING MARKETS FUND | ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Shares	Value
Colombia 0.1%		$945,790
Banco Davivienda SA	30,990	361,159
Bancolombia SA	19,666	214,340
Grupo Argos SA	4,425	25,712
Grupo Aval Acciones y Valores SA	364,450	143,571
Grupo de Inversiones Suramericana SA	17,326	201,008
Panama 0.0%		99,284

Avianca Holdings SA	141,988	99,284
Investment companies 0.1%		$757,894
(Cost $526,816)
South Korea 0.1%		757,894

Macquarie Korea Infrastructure Fund	93,749	757,894
Rights 0.0%		$46,357
(Cost $1,031)
Brighton-Best International Taiwan, Inc. (Expiration Date: 9-18-18; Strike Price: TWD 28.00) (A)	10,817	1,778
China Everbright International (Expiration Date: 9-14-18; Strike Price: HKD 6.00) (A)	141,111	8,810
China Synthetic Rubber Corp. (Expiration Date: 10-8-18; Strike Price: TWD 38.00) (A)	49,192	7,207
Ching Feng Home Fashions Company, Ltd. (Expiration Date: 9-12-18; Strike Price: TWD 17.00) (A)	3,666	18
Coland Holdings, Ltd. (Expiration Date: 10-9-18; Strike Price: TWD 30.00) (A)	5,290	250
Hatsun Agro Products, Ltd. (Expiration Date: 12-31-18; Strike Price: INR 110.00) (A)	160	1,247
Hiwin Technolgies Corp. (Expiration Date: 9-4-18; Strike Price: TWD 250.00) (A)	1,502	1,320
Jcontentree Corp. (Expiration Date: 9-10-18; Strike Price: KRW 5200.00) (A)	3,073	3,561
Kuo Yang Construction Company, Ltd. (Expiration Date: 9-4-18; Strike Price: TWD 11.00) (A)	25,231	986
TA Chen Stainless (Expiration Date: 12-12-17; Strike Price: TWD 18.00) (A)	64,439	9,231
Union Bank Of The Philippines (Expiration Date: 9-24-18; Strike Price: PHP 62.97) (A)	48,658	11,949
Warrants 0.0%		$17,449
(Cost $0)
Berjaya Assets BHD (Expiration Date: 6-10-23; Strike Price: MYR 0.35) (A)	244,450	3,866
BTS Group Holdings PCL (Expiration Date: 12-31-19; Strike Price: THB 10.50) (A)	75,988	371
Datasonic Group BHD (Expiration Date: 7-5-23; Strike Price: MYR 1.09) (A)	103,050	3,887
Jmt Network Services PCL (Expiration Date: 12-31-21; Strike Price: THB 19.00) (A)	12,050	625
Mitrajaya Holdings BHD (Expiration Date: 4-17-23; Strike Price: MYR 0.94) (A)	14,250	364
Protasco BHD (Expiration Date: 4-25-23; Strike Price: MYR 0.75) (A)	29,243	747
Salcon BHD (Expiration Date: 7-19-25; Strike Price: MYR 0.30) (A)	145,297	3,182
Samart Corp. PCL (Expiration Date: 5-18-21; Strike Price: THB 15.00) (A)	74,366	659
VGI Global Media PCL (Expiration Date: 12-31-22; Strike Price: THB 10.00) (A)	106,420	3,748

SEE NOTES TO FINANCIAL STATEMENTS	ANNUAL REPORT | JOHN HANCOCK EMERGING MARKETS FUND	99

	Yield (%)	Shares	Value
Securities lending collateral 3.7%			$42,730,222
(Cost $42,717,872)
John Hancock Collateral Trust (E)	2.0611(F)	4,270,417	42,730,222
Total investments (Cost $970,279,281) 103.1%			$1,192,934,258
Other assets and liabilities, net (3.1%)			(35,901,153)
Total net assets 100.0%			$1,157,033,105

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
Currency Abbreviations
HKD	Hong Kong Dollar
INR	Indian Rupee
KRW	Korean Won
MYR	Malaysian Ringgit
PHP	Philippine Peso
THB	Thai Bhat
TWD	New Taiwan Dollar

Security Abbreviations and Legend
ADR	American Depositary Receipt
GDR	Global Depositary Receipt
NVDR	Non-Voting Depositary Receipt
(A)	Non-income producing security.
(B)	All or a portion of this security is on loan as of 8-31-18.
(C)	These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration.
(D)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(E)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.
(F)	The rate shown is the annualized seven-day yield as of 8-31-18.
100	JOHN HANCOCK EMERGING MARKETS FUND | ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

DERIVATIVES
FUTURES
Open contracts	Number of contracts	Position	Expiration date	Notional basis*	Notional value*	Unrealized appreciation (depreciation)
Mini MSCI Emerging Markets Index Futures	44	Long	Sep 2018	$2,493,091	$2,320,780	$(172,311)
						$(172,311)
* Notional basis refers to the contractual amount agreed upon at inception of open contracts; notional value represents the current value of the open contract.
At 8-31-18, the aggregate cost of investments for federal income tax purposes was $979,459,559. Net unrealized appreciation aggregated to $213,302,388, of which $368,533,929 related to gross unrealized appreciation and $155,231,541 related to gross unrealized depreciation.
See Notes to financial statements regarding investment transactions and other derivatives information.
SEE NOTES TO FINANCIAL STATEMENTS	ANNUAL REPORT | JOHN HANCOCK EMERGING MARKETS FUND	101

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of John Hancock Funds II and Shareholders of John Hancock International Small Company Fund

Opinion on the Financial Statements

We have audited the accompanying statement of assets and liabilities, including the fund’s investments, of John Hancock International Small Company Fund (one of the funds constituting John Hancock Funds II, referred to hereafter as the “Fund”) as of August 31, 2018, the related statement of operations for the year ended August 31, 2018, the statement of changes in net assets for each of the two years in the period ended August 31, 2018, including the related notes, and the financial highlights for each of the periods indicated therein (included in Item 1 of this Form N-CSR) and the fund’s investments (included in Item 6 of this Form N-CSR) as of August 31, 2018 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of August 31, 2018, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended August 31, 2018 and the financial highlights for each of the periods indicated therein in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of August 31, 2018 by correspondence with the custodian, transfer agent and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP
Boston, Massachusetts
October 24, 2018

We have served as the auditor of one or more investment companies in the John Hancock group of funds since 1988.

Fund’s investments
AS OF 8-31-18
	Shares	Value
Common stocks 98.7%		$622,218,256
(Cost $510,976,483)
Australia 6.8%		42,608,572
3P Learning, Ltd. (A)	21,580	18,943
Accent Group, Ltd.	76,348	90,247
Adacel Technologies, Ltd.	11,849	13,385
Adairs, Ltd.	21,028	38,678
Adelaide Brighton, Ltd.	115,341	534,470
AED Oil, Ltd. (A)(B)	18,722	0
Aeon Metals, Ltd. (A)	46,964	12,267
Ainsworth Game Technology, Ltd. (C)	30,363	25,440
Alkane Resources, Ltd. (A)(C)	43,417	6,218
ALS, Ltd.	89,838	572,914
Altium, Ltd.	24,722	499,417
AMA Group, Ltd.	84,778	66,463
Amaysim Australia, Ltd. (C)	42,294	33,604
Ansell, Ltd.	33,176	600,294
AP Eagers, Ltd.	29,178	169,127
APN Outdoor Group, Ltd.	42,404	204,579
Apollo Tourism & Leisure, Ltd.	13,545	14,703
Appen, Ltd.	20,367	225,033
ARB Corp., Ltd.	19,298	275,962
Ardent Leisure Group	155,786	206,362
ARQ Group, Ltd. (C)	37,941	59,914
Asaleo Care, Ltd.	95,037	54,670
Atlas Arteria, Ltd.	112,630	557,406
AUB Group, Ltd.	17,859	186,134
Aurelia Metals, Ltd. (A)	176,268	78,860
Ausdrill, Ltd.	96,782	112,563
Ausdrill, Ltd. (A)	45,438	52,847
Austal, Ltd.	94,062	128,905
Austin Engineering, Ltd. (A)	63,990	10,125
Australian Agricultural Company, Ltd. (A)(C)	123,938	118,095
Australian Finance Group, Ltd.	24,519	27,634
Australian Pharmaceutical Industries, Ltd.	121,309	160,976
Australian Vintage, Ltd.	84,634	33,181
Auswide Bank, Ltd.	4,752	19,477
Automotive Holdings Group, Ltd.	66,559	113,140
Aveo Group	113,999	192,543
AVJennings, Ltd.	46,118	24,095
Baby Bunting Group, Ltd.	10,158	17,523
Bapcor, Ltd. (C)	70,657	378,206
Base Resources, Ltd. (A)	88,900	17,269
Beach Energy, Ltd.	525,374	734,362
SEE NOTES TO FINANCIAL STATEMENTS	ANNUAL REPORT | JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND	1

	Shares	Value
Australia (continued)
Beadell Resources, Ltd. (A)	123,034	$4,208
Bega Cheese, Ltd. (C)	50,441	284,557
Bell Financial Group, Ltd.	16,891	12,117
Bellamy's Australia, Ltd. (A)(C)	23,733	187,086
Bingo Industries, Ltd. (A)	15,577	35,896
Bingo Industries, Ltd.	38,631	89,023
Blackmores, Ltd. (C)	3,441	407,008
Blue Energy, Ltd. (A)	150,000	9,499
Blue Sky Alternative Investments, Ltd. (A)(C)	12,467	15,376
Bravura Solutions, Ltd.	33,720	102,533
Breville Group, Ltd.	23,948	234,290
Brickworks, Ltd.	22,057	277,567
Bubs Australia, Ltd. (A)	40,716	20,918
Buru Energy, Ltd. (A)	64,288	12,224
BWX, Ltd. (C)	28,245	87,451
Cabcharge Australia, Ltd.	32,294	53,110
Capilano Honey, Ltd.	1,673	25,261
Capitol Health, Ltd.	176,962	35,660
Capral, Ltd.	185,374	19,946
Cardno, Ltd. (A)	82,690	69,896
Carnarvon Petroleum, Ltd. (A)	328,922	87,973
carsales.com, Ltd.	62,746	700,362
Cash Converters International, Ltd. (A)	110,306	25,344
Catapult Group International, Ltd. (A)	14,492	12,973
Cedar Woods Properties, Ltd.	16,896	72,950
Centuria Capital Group	12,540	12,505
Civmec, Ltd.	40,300	16,537
Class, Ltd.	16,518	25,023
Clean Seas Seafood, Ltd. (A)	333,186	14,755
Cleanaway Waste Management, Ltd.	588,197	814,439
Clinuvel Pharmaceuticals, Ltd. (A)	6,936	73,725
Clover Corp., Ltd.	22,948	26,261
Codan, Ltd.	27,423	61,430
Collection House, Ltd.	43,772	48,669
Collins Foods, Ltd.	33,092	134,809
Cooper Energy, Ltd. (A)	443,898	141,716
Corporate Travel Management, Ltd.	15,938	375,034
Costa Group Holdings, Ltd.	53,702	279,557
Credit Corp. Group, Ltd.	16,619	275,868
CSG, Ltd. (A)	113,221	16,815
CSG, Ltd. (A)	6,141	3,621
CSR, Ltd.	158,315	490,812
CuDeco, Ltd. (A)(B)	21,846	3,691
Data#3, Ltd.	32,272	37,898
Decmil Group, Ltd. (A)	38,117	22,473
Dicker Data, Ltd.	6,644	14,664
2	JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND | ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Shares	Value
Australia (continued)
Domain Holdings Australia, Ltd.	65,705	$169,542
Domino's Pizza Enterprises, Ltd.	8,400	327,289
Donaco International, Ltd.	38,314	4,968
Dongfang Modern Agriculture Holding Group, Ltd. (A)	26,600	19,138
Doray Minerals, Ltd. (A)	22,556	5,483
Downer EDI, Ltd.	169,356	942,176
DuluxGroup, Ltd.	97,656	552,362
DWS, Ltd.	21,883	22,651
Eclipx Group, Ltd.	58,241	111,537
Elanor Investor Group (A)	8,694	12,047
Elders, Ltd.	32,491	155,847
Ellex Medical Lasers, Ltd. (A)	38,902	21,704
Energy Resources of Australia, Ltd. (A)	64,781	18,283
Energy World Corp., Ltd. (A)	226,411	24,369
EQT Holdings, Ltd.	5,139	87,800
ERM Power, Ltd.	49,837	54,119
Estia Health, Ltd.	28,726	63,041
Euroz, Ltd.	34,787	31,675
EVENT Hospitality and Entertainment, Ltd.	31,076	339,609
Fairfax Media, Ltd.	719,950	457,403
FAR, Ltd. (A)(C)	876,239	75,779
Finbar Group, Ltd.	69,516	46,131
Fleetwood Corp., Ltd.	32,879	55,345
FlexiGroup, Ltd.	72,533	116,574
Folkestone, Ltd.	26,892	27,057
Freedom Foods Group, Ltd.	11,660	54,935
Freedom Insurance Group, Ltd. (A)	38,740	5,840
G8 Education, Ltd. (C)	114,130	169,157
Galaxy Resources, Ltd. (A)(C)	116,511	228,211
Galilee Energy, Ltd. (A)	31,997	16,508
Gascoyne Resources, Ltd. (A)	7,269	1,590
Gascoyne Resources, Ltd. (Australian Securities Exchange) (A)	63,093	13,799
Gateway Lifestyle	75,083	120,790
GBST Holdings, Ltd.	13,763	19,771
Genworth Mortgage Insurance Australia, Ltd.	71,185	135,295
Global Construction Services, Ltd.	30,965	15,328
Gold Road Resources, Ltd. (A)	271,265	121,622
GrainCorp, Ltd., Class A	60,844	341,670
Grange Resources, Ltd.	206,285	34,174
Greencross, Ltd.	27,362	77,178
Greenland Minerals & Energy, Ltd. (A)	176,827	10,377
GUD Holdings, Ltd.	25,794	271,621
GWA Group, Ltd.	55,958	121,183
Hansen Technologies, Ltd.	46,149	119,302
Harvey Norman Holdings, Ltd. (C)	42,103	109,055
Healthscope, Ltd.	99,731	157,352
SEE NOTES TO FINANCIAL STATEMENTS	ANNUAL REPORT | JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND	3

	Shares	Value
Australia (continued)
Helloworld Travel, Ltd. (C)	4,675	$17,910
Highfield Resources, Ltd. (A)	40,292	22,032
Horizon Oil, Ltd. (A)	443,056	37,965
HT&E, Ltd. (C)	111,610	236,641
Huon Aquaculture Group, Ltd.	5,452	17,612
IDP Education, Ltd.	18,299	143,155
Iluka Resources, Ltd.	27,942	186,586
Imdex, Ltd. (A)	115,153	92,987
IMF Bentham, Ltd. (C)	55,649	106,678
Independence Group NL	143,639	439,426
Infigen Energy (A)	250,551	112,979
Infomedia, Ltd.	101,032	98,326
Inghams Group, Ltd. (C)	56,247	148,195
Integral Diagnostics, Ltd.	24,311	47,991
Integrated Research, Ltd.	23,574	42,075
International Ferro Metals, Ltd. (A)(B)	9,556	111
InvoCare, Ltd. (C)	29,842	276,548
IOOF Holdings, Ltd.	83,527	505,412
IPH, Ltd.	36,931	151,223
IRESS, Ltd.	36,769	355,622
iSelect, Ltd.	51,481	29,624
iSentia Group, Ltd.	35,198	9,099
IVE Group, Ltd.	34,635	56,336
Japara Healthcare, Ltd.	72,444	92,689
JB Hi-Fi, Ltd. (C)	32,312	614,570
Jumbo Interactive, Ltd.	11,374	53,445
Jupiter Mines, Ltd. (A)	50,025	12,384
Karoon Gas Australia, Ltd. (A)	56,253	46,285
Kingsgate Consolidated, Ltd. (A)	71,822	11,093
Kingsrose Mining, Ltd. (A)	30,003	1,234
Kogan.com, Ltd.	9,189	45,918
Lifestyle Communities, Ltd. (C)	15,596	67,353
Link Administration Holdings, Ltd.	89,075	500,805
Lovisa Holdings, Ltd.	10,617	83,050
MACA, Ltd.	60,062	55,410
Macmahon Holdings, Ltd. (A)(C)	350,904	66,960
Magellan Financial Group, Ltd.	20,878	421,381
MaxiTRANS Industries, Ltd.	51,752	22,545
Mayne Pharma Group, Ltd. (A)	371,268	316,042
McMillan Shakespeare, Ltd.	19,196	246,949
McPherson's, Ltd.	20,700	24,926
Medusa Mining, Ltd. (A)	50,437	12,971
Mesoblast, Ltd. (A)(C)	77,978	91,864
Metals X, Ltd. (C)	148,546	56,084
Metcash, Ltd. (C)	277,008	551,567
Metro Mining, Ltd. (A)	66,430	9,329
4	JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND | ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Shares	Value
Australia (continued)
Michael Hill International, Ltd.	43,259	$28,334
Michael Hill International, Ltd. (Australian Securities Exchange)	8,882	5,787
Millennium Minerals, Ltd. (A)	86,302	12,602
Mincor Resources NL (A)(C)	61,262	16,758
Mineral Resources, Ltd.	35,109	382,440
MMA Offshore, Ltd. (A)	237,016	39,196
MNF Group, Ltd.	8,989	32,532
MOD Resources, Ltd. (A)	20,408	6,512
Monadelphous Group, Ltd.	25,805	266,785
Monash IVF Group, Ltd.	42,419	37,089
Money3 Corp., Ltd.	24,886	37,097
Mortgage Choice, Ltd. (C)	31,859	37,601
Motorcycle Holdings, Ltd.	5,321	13,174
Mount Gibson Iron, Ltd.	215,287	76,017
Myer Holdings, Ltd. (C)	238,448	76,211
MYOB Group, Ltd.	111,637	237,739
MyState, Ltd.	25,754	89,640
Navigator Global Investments, Ltd.	34,265	142,389
Navitas, Ltd.	59,618	191,441
NetComm Wireless, Ltd. (A)(C)	27,395	15,631
New Hope Corp., Ltd.	52,852	144,667
NEXTDC, Ltd. (A)	2,401	12,275
nib Holdings, Ltd.	118,235	555,457
Nick Scali, Ltd.	13,053	63,347
Nine Entertainment Company Holdings, Ltd. (C)	201,203	349,597
Noni B, Ltd.	5,190	13,033
Northern Star Resources, Ltd.	149,037	800,180
NRW Holdings, Ltd. (A)	102,666	155,490
Nufarm, Ltd.	62,408	307,249
OceanaGold Corp. (C)	156,504	462,916
OFX Group, Ltd.	66,543	94,830
Onevue Holdings, Ltd. (A)	26,955	16,082
oOh!media, Ltd.	58,812	222,687
Orora, Ltd.	274,725	699,077
OZ Minerals, Ltd.	95,670	622,033
Pacific Current Group, Ltd.	9,714	48,979
Pacific Energy, Ltd.	12,516	5,071
Pacific Smiles Group, Ltd.	11,867	12,338
Pact Group Holdings, Ltd.	50,469	149,479
Panoramic Resources, Ltd. (A)	85,975	31,426
Pantoro, Ltd. (A)	102,502	16,970
Paragon Care, Ltd.	76,290	40,078
Paringa Resources, Ltd. (A)	54,766	8,042
Peet, Ltd.	111,550	98,167
Pendal Group, Ltd.	38,770	261,796
Perpetual, Ltd.	12,732	402,082
SEE NOTES TO FINANCIAL STATEMENTS	ANNUAL REPORT | JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND	5

	Shares	Value
Australia (continued)
Perseus Mining, Ltd. (A)	300,993	$76,926
Pioneer Credit, Ltd.	11,509	28,909
Platinum Asset Management, Ltd. (C)	49,370	192,585
PMP, Ltd. (A)	70,654	10,121
Praemium, Ltd. (A)	68,020	53,235
Premier Investments, Ltd.	29,251	414,062
Primary Health Care, Ltd.	178,837	358,085
Prime Media Group, Ltd. (A)	115,482	19,018
Pro Medicus, Ltd.	10,129	74,142
PSC Insurance Group, Ltd.	9,460	19,955
PWR Holdings, Ltd.	10,032	23,297
QMS Media, Ltd.	16,075	11,815
Qube Holdings, Ltd. (C)	222,829	443,012
Quintis, Ltd. (A)(B)	84,711	17,965
Ramelius Resources, Ltd. (A)(C)	159,170	54,277
RCR Tomlinson, Ltd.	49,441	39,811
RCR Tomlinson, Ltd. (A)	29,964	24,127
Reckon, Ltd.	25,906	16,153
Red River Resources, Ltd. (A)	130,095	17,743
Regis Healthcare, Ltd.	32,984	83,015
Regis Resources, Ltd.	119,151	358,399
Resolute Mining, Ltd.	222,951	200,631
Retail Food Group, Ltd. (C)	34,197	13,999
Ridley Corp., Ltd.	77,396	77,317
RPMGlobal Holdings, Ltd. (A)	1,806	779
Ruralco Holdings, Ltd.	7,211	14,641
RXP Services, Ltd.	37,930	14,303
Salmat, Ltd.	15,825	8,029
Sandfire Resources NL	45,259	230,783
Saracen Mineral Holdings, Ltd. (A)	220,163	297,733
Scottish Pacific Group, Ltd.	7,773	20,229
SeaLink Travel Group, Ltd.	16,401	50,297
Select Harvests, Ltd.	28,721	116,798
Senetas Corp., Ltd. (A)	298,765	22,620
Senex Energy, Ltd. (A)	394,271	131,536
Servcorp, Ltd.	13,949	41,447
Service Stream, Ltd.	75,404	96,491
Seven Group Holdings, Ltd.	28,848	433,352
Seven West Media, Ltd.	295,377	213,365
SG Fleet Group, Ltd.	23,167	67,318
Shine Corporate, Ltd.	13,336	9,006
Sigma Healthcare, Ltd.	413,072	169,434
Silver Chef, Ltd.	8,737	14,421
Silver Lake Resources, Ltd. (A)	139,346	48,743
Sirtex Medical, Ltd.	15,216	350,938
SmartGroup Corp., Ltd.	21,092	194,478
6	JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND | ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Shares	Value
Australia (continued)
Southern Cross Electrical Engineering, Ltd.	16,667	$8,740
Southern Cross Media Group, Ltd.	194,441	193,600
Spark Infrastructure Group	400,554	691,267
Specialty Fashion Group, Ltd. (A)	27,747	25,023
SpeedCast International, Ltd.	56,851	173,843
SRG, Ltd.	21,325	25,219
St. Barbara, Ltd.	133,150	375,746
Stanmore Coal, Ltd. (A)	21,223	13,759
Steadfast Group, Ltd.	198,531	423,394
Strike Energy, Ltd. (A)(C)	44,431	4,177
Sundance Energy Australia, Ltd. (A)	2,207,581	111,478
Sunland Group, Ltd.	30,172	38,802
Super Retail Group, Ltd.	39,181	263,605
Superloop, Ltd.	26,642	43,436
Syrah Resources, Ltd. (A)(C)	75,649	138,246
Tassal Group, Ltd.	58,126	185,816
Technology One, Ltd.	61,346	244,319
Terracom, Ltd. (A)	42,819	18,746
The Citadel Group, Ltd.	4,192	22,819
The Reject Shop, Ltd.	7,826	28,872
Thorn Group, Ltd.	45,862	22,275
Tiger Resources, Ltd. (A)(B)	420,741	14,821
Troy Resources, Ltd. (A)	137,215	11,249
Villa World, Ltd.	30,864	50,769
Village Roadshow, Ltd. (A)	25,935	42,002
Virgin Australia Holdings, Ltd. (A)(C)	305,078	49,572
Virgin Australia Holdings, Ltd. (A)(B)	252,517	908
Virtus Health, Ltd.	22,711	95,046
Vita Group, Ltd.	34,628	29,533
Vocus Group, Ltd. (A)	110,843	227,431
Watpac, Ltd. (A)	13,238	6,788
Webjet, Ltd.	29,799	364,696
Webster, Ltd.	16,290	19,444
Western Areas, Ltd.	84,713	159,081
Westgold Resources, Ltd. (A)	60,504	60,186
Whitehaven Coal, Ltd.	72,432	262,891
WorleyParsons, Ltd.	47,260	698,837
WPP AUNZ, Ltd.	101,689	62,838
Austria 1.5%		9,450,533
Agrana Beteiligungs AG	3,948	97,062
ams AG (A)	13,093	1,037,657
ANDRITZ AG	13,779	816,420
Austria Technologie & Systemtechnik AG	7,603	204,284
CA Immobilien Anlagen AG	21,078	773,986
DO & CO AG	2,199	157,539
SEE NOTES TO FINANCIAL STATEMENTS	ANNUAL REPORT | JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND	7

	Shares	Value
Austria (continued)
EVN AG	11,068	$206,758
FACC AG	6,411	161,816
Flughafen Wien AG	768	29,226
IMMOFINANZ AG (A)	22,621	602,757
Kapsch TrafficCom AG	1,690	74,701
Lenzing AG	2,680	325,366
Mayr Melnhof Karton AG	2,131	273,795
Oesterreichische Post AG	8,317	367,518
Palfinger AG	4,994	179,175
POLYTEC Holding AG (C)	4,411	54,634
Porr AG	3,596	110,212
Raiffeisen Bank International AG	13,355	380,175
Rhi Magnesita NV	6,830	433,442
Rosenbauer International AG	1,097	64,915
S IMMO AG	14,676	308,377
S&T AG (A)	2,110	62,165
Schoeller-Bleckmann Oilfield Equipment AG	3,435	372,143
Semperit AG Holding (A)(C)	2,820	53,159
Strabag SE	4,708	185,120
Telekom Austria AG (A)	42,354	365,889
UBM Development AG	500	24,428
UNIQA Insurance Group AG	43,062	420,855
Verbund AG	966	39,234
Vienna Insurance Group AG	10,086	275,060
Wienerberger AG	33,730	922,776
Zumtobel Group AG (A)(C)	8,698	69,889
Belgium 1.5%		9,674,693
Ackermans & van Haaren NV	6,520	1,162,691
AGFA-Gevaert NV (A)	52,772	231,742
Akka Technologies	3,079	244,815
Atenor	1,054	58,483
Banque Nationale de Belgique	55	169,783
Barco NV	3,185	438,275
Bekaert SA	11,249	286,625
Biocartis NV (A)(D)	7,728	105,403
bpost SA	21,976	333,080
Celyad SA (A)	1,226	36,871
Cie d'Entreprises CFE	2,113	238,196
Cie Immobiliere de Belgique SA	872	52,630
Deceuninck NV	17,777	45,382
D'ieteren SA	8,384	371,771
Econocom Group SA (A)(C)	34,482	122,135
Elia System Operator SA	7,808	487,666
Euronav NV (C)	38,775	336,295
EVS Broadcast Equipment SA	3,643	87,867
8	JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND | ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Shares	Value
Belgium (continued)
Exmar NV (A)	10,007	$68,788
Fagron	11,522	219,418
Galapagos NV (A)	12,388	1,254,934
Gimv NV	4,110	231,600
Ion Beam Applications (A)(C)	6,591	164,629
Jensen-Group NV	878	34,248
Kinepolis Group NV	4,232	273,229
Lotus Bakeries	81	237,937
MDxHealth (A)	13,603	53,117
Melexis NV	5,085	456,000
Nyrstar NV (A)(C)	19,891	102,566
Ontex Group NV	16,821	482,835
Orange Belgium SA	9,729	147,061
Picanol	683	67,845
Radisson Hospitality AB (A)	10,921	43,603
Recticel SA	14,373	170,920
Resilux	305	54,226
Roularta Media Group NV	668	13,571
Sioen Industries NV	2,343	70,876
Sipef SA	1,675	105,612
TER Beke SA	176	33,394
Tessenderlo Group SA (A)	9,350	353,897
ThromboGenics NV (A)	12,320	104,817
Van de Velde NV	1,691	57,132
Viohalco SA (A)	18,237	62,728
Bermuda 0.2%		1,267,710
Hiscox, Ltd.	57,948	1,267,710
Canada 8.6%		54,012,508
5N Plus, Inc. (A)	26,489	72,464
Absolute Software Corp.	12,902	77,807
Acadian Timber Corp.	2,634	38,551
Advantage Oil & Gas, Ltd. (A)	64,128	190,664
Aecon Group, Inc.	16,603	220,737
Africa Oil Corp. (A)	10,700	10,905
Ag Growth International, Inc.	4,200	196,998
AGF Management, Ltd., Class B	27,342	128,853
AGT Food & Ingredients, Inc. (C)	6,651	94,031
Aimia, Inc. (A)	46,062	145,069
AirBoss of America Corp.	4,809	45,031
AKITA Drilling, Ltd., Class A	300	1,264
Alamos Gold, Inc., Class A	106,904	470,214
Alaris Royalty Corp. (C)	14,697	212,515
Alcanna, Inc.	10,576	76,018
Alexco Resource Corp. (A)(C)	35,137	38,233
SEE NOTES TO FINANCIAL STATEMENTS	ANNUAL REPORT | JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND	9

	Shares	Value
Canada (continued)
Algoma Central Corp.	4,052	$43,035
Alio Gold, Inc. (A)	9,897	6,750
Altius Minerals Corp.	14,000	132,705
Altus Group, Ltd.	11,740	278,431
Americas Silver Corp. (A)	8,321	19,384
Amerigo Resources, Ltd. (A)	34,600	20,415
Andrew Peller, Ltd., Class A	9,193	119,685
Aritzia, Inc. (A)	7,700	96,235
Asanko Gold, Inc. (A)	16,631	13,764
Atco, Ltd., Class I	3,279	98,018
Athabasca Oil Corp. (A)	150,957	173,514
ATS Automation Tooling Systems, Inc. (A)	28,791	488,013
AutoCanada, Inc. (C)	8,443	82,295
B2Gold Corp. (A)	259,931	609,493
Badger Daylighting, Ltd. (C)	11,768	261,601
Baytex Energy Corp. (A)(C)	193,029	578,347
Bellatrix Exploration, Ltd. (A)	9,891	9,702
Birch Mountain Resources, Ltd. (A)(B)	11,200	1
Birchcliff Energy, Ltd.	85,383	310,781
Bird Construction, Inc.	10,185	60,173
Black Diamond Group, Ltd. (A)(C)	17,717	44,394
BlackPearl Resources, Inc. (A)	106,908	104,041
BMTC Group, Inc.	3,096	35,752
Bonavista Energy Corp. (C)	81,137	87,044
Bonterra Energy Corp.	10,135	149,734
Boralex, Inc., Class A (C)	18,434	271,354
Brookfield Real Estate Services, Inc.	2,800	34,887
BSM Technologies, Inc. (A)(C)	16,900	15,670
Calfrac Well Services, Ltd. (A)	36,548	142,831
Calian Group, Ltd.	2,739	65,064
Callidus Capital Corp.	4,449	6,682
Canaccord Genuity Group, Inc.	49,199	265,788
Canacol Energy, Ltd. (A)	37,069	117,882
Canadian Western Bank	28,013	762,039
Canfor Corp. (A)	18,680	430,714
Canfor Pulp Products, Inc.	10,068	211,158
CanWel Building Materials Group, Ltd.	21,055	101,968
Capital Power Corp.	29,367	615,694
Capstone Mining Corp. (A)	129,433	82,321
Cardinal Energy, Ltd. (C)	41,663	166,652
Cargojet, Inc.	900	52,062
Cascades, Inc.	27,305	277,653
Celestica, Inc. (A)	34,782	427,779
Centerra Gold, Inc. (A)	68,716	293,820
Centerra Gold, Inc. (New York Stock Exchange) (A)	1,244	5,309
Cervus Equipment Corp.	3,597	40,104
10	JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND | ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Shares	Value
Canada (continued)
CES Energy Solutions Corp.	78,102	$286,673
Chesswood Group, Ltd.	3,200	29,720
China Gold International Resources Corp., Ltd. (A)	90,882	127,444
Cineplex, Inc. (C)	17,505	441,448
Clearwater Seafoods, Inc. (C)	7,000	30,414
Cogeco Communications, Inc.	4,804	238,433
Cogeco, Inc.	1,592	75,721
Colliers International Group, Inc.	4,265	347,834
Colliers International Group, Inc. (New York Stock Exchange)	4,844	395,028
Computer Modelling Group, Ltd.	26,533	177,293
Conifex Timber, Inc. (A)	5,700	20,660
Continental Gold, Inc. (A)	56,476	152,334
Copper Mountain Mining Corp. (A)	78,268	67,772
Corby Spirit and Wine, Ltd.	3,744	58,240
Corridor Resources, Inc. (A)	11,000	5,732
Corus Entertainment, Inc., B Shares (C)	23,832	67,570
Crew Energy, Inc. (A)	57,594	81,647
CRH Medical Corp. (A)	23,692	98,581
Delphi Energy Corp. (A)	76,367	42,134
Denison Mines Corp. (A)	171,019	89,113
Detour Gold Corp. (A)	30,566	249,681
DHX Media, Ltd.	47,308	85,553
DIRTT Environmental Solutions (A)	13,608	71,533
Dorel Industries, Inc., Class B	8,944	173,534
DREAM Unlimited Corp., Class A (A)	9,678	57,697
Dundee Precious Metals, Inc. (A)	46,670	101,923
Dynacor Gold Mines, Inc. (A)	5,800	7,111
ECN Capital Corp.	11,948	33,692
EcoSynthetix, Inc. (A)	3,185	4,466
E-L Financial Corp., Ltd.	174	109,223
Eldorado Gold Corp. (A)	187,596	181,127
Element Fleet Management Corp.	17,921	96,540
Endeavour Silver Corp. (A)(C)	43,424	96,831
Endeavour Silver Corp. (New York Stock Exchange) (A)	1,400	3,136
Enercare, Inc.	25,390	563,249
Enerflex, Ltd.	28,152	340,413
Enerplus Corp.	62,600	774,225
Enghouse Systems, Ltd.	4,682	288,598
Ensign Energy Services, Inc.	47,038	241,137
Entertainment One, Ltd.	71,883	341,221
Equitable Group, Inc. (C)	4,656	231,801
Essential Energy Services, Ltd. (A)	57,270	22,381
Evertz Technologies, Ltd.	8,817	105,736
Exchange Income Corp. (C)	2,691	66,667
Exco Technologies, Ltd.	7,490	57,222
EXFO, Inc. (A)	8	35
SEE NOTES TO FINANCIAL STATEMENTS	ANNUAL REPORT | JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND	11

	Shares	Value
Canada (continued)
EXFO, Inc. (Toronto Stock Exchange) (A)	1,146	$5,067
Extendicare, Inc.	26,895	171,675
Fiera Capital Corp.	15,867	148,700
Firm Capital Mortgage Investment Corp.	7,600	76,408
First Majestic Silver Corp. (A)(C)	42,481	236,331
First Mining Gold Corp. (A)	127,000	35,521
First National Financial Corp.	4,398	98,205
FirstService Corp.	4,746	406,047
FirstService Corp. (New York Stock Exchange)	3,794	325,753
Fission Uranium Corp. (A)	139,747	72,818
Fortress Global Enterprises, Inc. (A)	2,404	4,790
Fortuna Silver Mines, Inc. (A)	58,107	266,268
Fraser Papers, Inc. (A)(B)	4,800	0
Freehold Royalties, Ltd. (C)	32,709	294,757
Gamehost, Inc.	4,700	45,019
GDI Integrated Facility Services, Inc. (A)	1,700	25,285
Gear Energy, Ltd. (A)	60,000	54,713
Genesis Land Development Corp.	1,561	4,486
Genworth MI Canada, Inc. (C)	17,625	592,902
Gibson Energy, Inc.	28,959	430,058
Glacier Media, Inc. (A)	8,800	5,260
Gluskin Sheff + Associates, Inc. (C)	9,442	121,118
GMP Capital, Inc.	23,708	45,054
goeasy, Ltd.	3,130	126,639
Golden Star Resources, Ltd. (A)	103,251	75,164
Golden Star Resources, Ltd. (New York Stock Exchange) (A)	13,800	10,157
Gran Tierra Energy, Inc. (A)	117,929	407,555
Granite Oil Corp. (C)	7,935	12,039
Great Canadian Gaming Corp. (A)	17,229	607,570
Great Panther Silver, Ltd. (A)	34,334	30,256
Great Panther Silver, Ltd. (New York Stock Exchange) (A)	1,300	1,131
Guardian Capital Group, Ltd., Class A	1,800	33,090
Guyana Goldfields, Inc. (A)	57,265	161,922
Hanfeng Evergreen, Inc. (A)(B)	3,700	14
Havilah Mining Corp. (A)	5,643	1,276
Heroux-Devtek, Inc. (A)	10,943	133,412
High Arctic Energy Services, Inc.	3,800	12,201
High Liner Foods, Inc. (C)	6,243	38,558
Home Capital Group, Inc. (A)(C)	23,012	258,510
Horizon North Logistics, Inc.	52,370	100,326
Hudbay Minerals, Inc.	77,782	363,579
Hudson's Bay Company	33,127	261,716
IAMGOLD Corp. (A)	140,574	573,068
IBI Group, Inc. (A)	7,200	27,531
Imperial Metals Corp. (A)	20,280	19,581
Indigo Books & Music, Inc. (A)	2,900	33,067
12	JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND | ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Shares	Value
Canada (continued)
Information Services Corp.	2,500	$32,395
Innergex Renewable Energy, Inc.	29,227	299,885
InPlay Oil Corp. (A)	7,300	8,223
Interfor Corp. (A)	22,629	389,462
International Tower Hill Mines, Ltd. (A)	4,097	1,915
Intertape Polymer Group, Inc.	20,029	286,699
Iron Bridge Resources, Inc. (A)	49,317	26,831
Jamieson Wellness, Inc.	5,896	117,062
Just Energy Group, Inc.	36,030	107,676
KAB Distribution, Inc. (A)(B)	18,405	0
K-Bro Linen, Inc.	3,186	96,044
Kelt Exploration, Ltd. (A)	50,655	355,555
Kinaxis, Inc. (A)	6,391	482,239
Kingsway Financial Services, Inc. (A)	2,175	5,367
Kirkland Lake Gold, Ltd.	35,698	667,183
Knight Therapeutics, Inc. (A)	37,873	250,745
KP Tissue, Inc.	1,200	8,947
Labrador Iron Ore Royalty Corp.	21,100	410,682
Largo Resources, Ltd. (A)	36,500	76,636
Lassonde Industries, Inc., Class A	300	54,961
Laurentian Bank of Canada	12,024	428,626
Leagold Mining Corp. (A)(C)	25,100	40,391
Leon's Furniture, Ltd.	7,841	109,413
Lightstream Resources, Ltd. (A)(B)	75,972	6,695
Lucara Diamond Corp.	95,630	160,483
Lundin Gold, Inc. (A)	14,300	53,693
Magellan Aerospace Corp.	4,483	60,117
Mainstreet Equity Corp. (A)	1,722	63,998
Major Drilling Group International, Inc. (A)	31,038	120,347
Mandalay Resources Corp. (A)	99,178	12,540
Maple Leaf Foods, Inc.	20,050	485,502
Marathon Gold Corp. (A)	15,600	10,878
Martinrea International, Inc.	31,411	339,865
Maxim Power Corp. (A)	6,300	11,683
Mediagrif Interactive Technologies, Inc.	4,600	34,720
Medical Facilities Corp.	11,330	136,394
MEG Energy Corp. (A)	68,978	435,539
Melcor Developments, Ltd.	4,800	54,621
Mitel Networks Corp. (A)	20,602	226,385
Morguard Corp.	1,278	165,748
Morneau Shepell, Inc.	16,770	354,162
Mountain Province Diamonds, Inc. (A)	10,600	22,012
MTY Food Group, Inc.	6,315	292,522
Mullen Group, Ltd. (C)	36,450	448,852
Nautilus Minerals, Inc. (A)	50,929	3,903
Nevsun Resources, Ltd.	114,785	434,512
SEE NOTES TO FINANCIAL STATEMENTS	ANNUAL REPORT | JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND	13

	Shares	Value
Canada (continued)
New Gold, Inc. (A)	140,306	$137,618
NFI Group, Inc.	10,330	405,997
Norbord, Inc.	6,946	264,321
North American Construction Group, Ltd.	7,035	53,692
Northland Power, Inc.	29,541	494,161
NuVista Energy, Ltd. (A)	57,105	330,378
Obsidian Energy, Ltd. (A)	166,821	163,625
Orbite Technologies, Inc. (A)(B)	105,500	8,084
Osisko Gold Royalties, Ltd. (C)	34,530	273,859
Painted Pony Energy, Ltd. (A)(C)	41,196	85,864
Pan American Silver Corp.	46,231	722,337
Paramount Resources, Ltd., Class A (A)(C)	25,426	280,563
Parex Resources, Inc. (A)	41,004	589,138
Parkland Fuel Corp.	25,002	778,990
Pason Systems, Inc.	15,987	260,937
Pengrowth Energy Corp. (A)	148,974	102,741
Peyto Exploration & Development Corp. (C)	11,222	93,044
Photon Control, Inc. (A)	12,000	19,678
PHX Energy Services Corp. (A)	11,019	22,460
Pine Cliff Energy, Ltd. (A)(C)	49,800	14,310
Pivot Technology Solutions, Inc.	9,400	11,741
Pizza Pizza Royalty Corp.	6,978	53,739
Points International, Ltd. (A)	3,410	52,261
Polaris Infrastructure, Inc.	5,700	52,676
Pollard Banknote, Ltd.	1,500	23,678
PolyMet Mining Corp. (A)(C)	20,250	16,448
Precision Drilling Corp. (A)	117,281	458,340
Premier Gold Mines, Ltd. (A)	37,845	54,520
Premium Brands Holdings Corp.	6,657	498,637
Pretium Resources, Inc. (A)	15,400	128,038
Pulse Seismic, Inc. (C)	17,551	32,816
Quarterhill, Inc.	36,398	53,272
Questerre Energy Corp., Class A (A)	41,900	15,090
RB Energy, Inc. (A)	50,909	31
Recipe Unlimited Corp.	3,191	70,960
Reitmans Canada, Ltd., Class A	15,656	51,347
Richelieu Hardware, Ltd.	16,854	401,009
Rocky Mountain Dealerships, Inc.	6,328	50,576
Rogers Sugar, Inc. (C)	32,887	136,588
Roxgold, Inc. (A)	74,700	55,524
Russel Metals, Inc.	19,286	421,632
Sabina Gold & Silver Corp. (A)	44,568	46,788
Sandstorm Gold, Ltd. (A)	66,910	259,436
Savaria Corp.	10,000	141,762
Seabridge Gold, Inc. (A)	2,300	26,084
Secure Energy Services, Inc.	61,804	385,032
14	JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND | ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Shares	Value
Canada (continued)
SEMAFO, Inc. (A)	120,667	$302,361
ShawCor, Ltd.	18,378	386,431
Sienna Senior Living, Inc. (C)	14,226	191,097
Sierra Metals, Inc. (A)	4,000	10,605
Sierra Wireless, Inc. (A)	13,360	251,946
Sleep Country Canada Holdings, Inc. (D)	11,309	276,529
Solium Capital, Inc. (A)	5,129	43,272
Sprott Resource Holdings, Inc. (A)	6,850	8,346
Sprott, Inc.	63,751	158,767
SSR Mining, Inc. (A)	39,997	348,173
Stantec, Inc.	10,474	264,298
Stella-Jones, Inc.	12,106	414,387
STEP Energy Services, Ltd. (A)(D)	9,024	47,713
Storm Resources, Ltd. (A)	12,100	27,260
Stornoway Diamond Corp. (A)	43,566	11,684
Strad Energy Services, Ltd. (A)	8,902	10,710
Street Capital Group, Inc. (A)(C)	13,900	9,054
Stuart Olson, Inc.	7,100	32,807
SunOpta, Inc. (A)	22,645	173,872
SunOpta, Inc. (New York Stock Exchange) (A)	2,100	16,065
Superior Plus Corp.	45,440	450,570
Supremex, Inc.	5,000	13,180
Surge Energy, Inc. (C)	91,176	159,995
Tamarack Valley Energy, Ltd. (A)	73,950	274,833
Taseko Mines, Ltd. (A)	53,246	41,618
Taseko Mines, Ltd. (New York Stock Exchange) (A)	5,290	4,130
TECSYS, Inc.	831	11,016
TeraGo, Inc. (A)	2,000	11,126
Teranga Gold Corp. (A)	28,603	85,919
Tervita Corp. (A)(C)	3,214	22,166
TFI International, Inc.	24,278	901,170
The Descartes Systems Group, Inc. (A)	20,006	698,447
The Intertain Group, Ltd. (A)(C)	3,000	30,161
The North West Company, Inc.	14,430	319,229
The Stars Group, Inc. (A)	2,289	65,004
Theratechnologies, Inc. (A)	15,900	132,195
Tidewater Midstream And Infrastructure, Ltd.	10,700	11,561
Timbercreek Financial Corp.	9,412	68,300
TMAC Resources, Inc. (A)	2,100	7,579
TMX Group, Ltd.	8,238	552,356
TORC Oil & Gas, Ltd.	71,817	385,776
Torex Gold Resources, Inc. (A)	11,491	77,575
Toromont Industries, Ltd.	10,423	521,070
Torstar Corp., Class B	17,964	17,345
Total Energy Services, Inc.	14,506	140,725
TransAlta Corp.	83,976	493,560
SEE NOTES TO FINANCIAL STATEMENTS	ANNUAL REPORT | JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND	15

	Shares	Value
Canada (continued)
TransAlta Renewables, Inc. (C)	34,262	$317,416
Transcontinental, Inc., Class A	21,610	526,423
TransGlobe Energy Corp.	27,604	92,436
Trevali Mining Corp. (A)	206,096	123,184
Trican Well Service, Ltd. (A)	112,770	248,872
Tricon Capital Group, Inc.	43,787	382,172
Trinidad Drilling, Ltd. (A)	109,522	149,386
Trisura Group, Ltd. (A)	1,900	40,752
Uni-Select, Inc.	13,505	219,392
Valener, Inc.	13,946	214,266
Vecima Networks, Inc.	1,797	12,393
Wajax Corp.	6,547	138,917
Wesdome Gold Mines, Ltd. (A)	62,161	156,236
Western Energy Services Corp. (A)	26,726	18,432
Western Forest Products, Inc.	138,426	241,848
WestJet Airlines, Ltd.	1,400	20,544
Westport Fuel Systems, Inc. (A)	2,300	8,372
Westshore Terminals Investment Corp.	15,865	326,539
Whitecap Resources, Inc.	75,140	464,659
Winpak, Ltd.	8,836	333,398
Xtreme Drilling Corp. (A)	5,159	7,788
Yamana Gold, Inc.	143,608	398,361
Yangarra Resources, Ltd. (A)	22,853	79,504
Yellow Pages, Ltd. (A)	4,514	34,521
ZCL Composites, Inc. (C)	9,830	58,679
Zenith Capital Corp. (A)(B)	5,300	893
China 0.1%		645,396
Bund Center Investment, Ltd.	55,500	24,492
China Chuanglian Education Financial Group, Ltd. (A)	948,000	12,469
Delong Holdings, Ltd. (A)	6,900	30,568
FIH Mobile, Ltd. (A)	866,000	112,587
Goodbaby International Holdings, Ltd.	283,000	116,171
Huan Yue Interactive Holdings, Ltd. (A)	176,000	25,808
Microport Scientific Corp. (C)	65,000	82,138
Nanfang Communication Holdings, Ltd.	52,000	30,819
New Sports Group, Ltd. (A)	372,500	29,943
Sino Gas & Energy Holdings, Ltd. (A)	564,204	97,267
Sino Grandness Food Industry Group, Ltd. (A)(C)	140,799	20,514
Sky Light Holdings, Ltd. (A)	52,000	4,509
TK Group Holdings, Ltd.	74,000	58,111
Colombia 0.0%		45,683
Frontera Energy Corp. (Toronto Stock Exchange) (A)	3,200	45,683
Denmark 2.3%		14,244,284
ALK-Abello A/S (A)	1,897	344,796
16	JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND | ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Shares	Value
Denmark (continued)
Alm Brand A/S	19,494	$167,172
Ambu A/S, Series B	37,345	1,402,083
Bang & Olufsen A/S (A)	10,302	240,478
Bavarian Nordic A/S (A)	7,896	227,030
Brodrene Hartmann A/S	809	46,188
Columbus A/S	19,422	52,533
D/S Norden A/S (A)	9,429	143,254
Dfds A/S	8,410	444,665
FLSmidth & Company A/S (C)	10,624	661,509
Fluegger A/S	225	11,692
GN Store Nord A/S	36,387	1,891,678
H+H International A/S, Class B (A)	5,268	104,148
Harboes Bryggeri A/S, Class B	1,452	19,484
IC Group A/S	2,299	61,866
ISS A/S	21,003	735,760
Jeudan A/S	537	86,961
Jyske Bank A/S	16,682	845,108
Matas A/S	3,775	36,917
Nilfisk Holding A/S (A)	7,602	370,244
NKT A/S (A)	8,273	211,421
NNIT A/S (D)	2,981	72,943
North Media AS	1,803	10,014
Parken Sport & Entertainment A/S	1,137	15,887
Per Aarsleff Holding A/S	5,489	218,895
Ringkjoebing Landbobank A/S	7,273	379,859
Rockwool International A/S, A Shares	297	114,978
Rockwool International A/S, B Shares	1,982	861,244
Royal Unibrew A/S	12,239	1,054,716
RTX A/S	2,386	68,659
Santa Fe Group A/S (A)	4,792	16,356
Scandinavian Tobacco Group A/S (D)	2,569	42,293
Schouw & Company A/S	3,789	299,583
SimCorp A/S	10,985	1,040,487
Solar A/S, B Shares	1,498	95,647
Spar Nord Bank A/S	26,888	263,011
Sydbank A/S	21,448	628,395
Tivoli A/S	271	28,681
TK Development A/S (A)	17,289	16,731
Topdanmark A/S	15,484	664,645
United International Enterprises	482	109,588
Veloxis Pharmaceuticals A/S (A)(C)	71,640	11,770
Vestjysk Bank A/S (A)	22,576	7,508
Zealand Pharma A/S (A)	8,130	117,407
Faeroe Islands 0.0%		16,498
BankNordik P/F	953	16,498
SEE NOTES TO FINANCIAL STATEMENTS	ANNUAL REPORT | JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND	17

	Shares	Value
Finland 2.6%		$16,566,353
Afarak Group OYJ (A)	11,970	11,324
Aktia Bank OYJ	12,408	129,924
Alma Media OYJ	11,325	87,383
Amer Sports OYJ (A)	33,027	1,110,294
Apetit OYJ	1,524	21,219
Asiakastieto Group OYJ (A)(D)	890	31,984
Aspo OYJ	5,505	63,671
Atria OYJ	3,641	38,052
BasWare OYJ (A)	2,688	104,902
Bittium OYJ	10,462	65,354
Cargotec OYJ, B Shares	12,137	587,649
Caverion OYJ (A)	29,112	235,671
Citycon OYJ	120,389	257,402
Cramo OYJ	11,717	247,720
Digia OYJ	3,370	11,975
Elisa OYJ	24,144	1,033,018
Ferratum OYJ	2,783	50,048
Finnair OYJ	19,718	172,008
Fiskars OYJ ABP	9,749	212,773
F-Secure OYJ	25,386	98,191
HKScan OYJ, A Shares	11,127	34,348
Huhtamaki OYJ	26,131	936,201
Ilkka-Yhtyma OYJ	2,083	7,415
Kemira OYJ	34,890	462,598
Kesko OYJ, A Shares	4,901	275,282
Kesko OYJ, B Shares	18,743	1,091,791
Konecranes OYJ	14,408	569,593
Lassila & Tikanoja OYJ	8,707	166,943
Lehto Group OYJ	1,623	16,072
Metsa Board OYJ	58,883	593,316
Metso OYJ	25,636	900,335
Nokian Renkaat OYJ	31,696	1,308,574
Olvi OYJ, A Shares	4,110	149,386
Oriola OYJ, B Shares	37,547	123,606
Orion OYJ, Class A	5,923	218,137
Orion OYJ, Class B	24,903	915,850
Outokumpu OYJ	90,690	532,695
Outotec OYJ (A)	50,915	383,435
Pihlajalinna OYJ	643	8,592
Ponsse OYJ	3,264	118,265
Poyry OYJ	12,889	115,147
QT Group OYJ (A)	2,996	29,962
Raisio OYJ, V Shares	29,283	103,653
Ramirent OYJ	24,377	201,379
Rapala VMC OYJ	617	2,600
Raute OYJ, A Shares	728	24,255
18	JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND | ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Shares	Value
Finland (continued)
Revenio Group OYJ	4,368	$79,605
Sanoma OYJ	23,627	245,159
SRV Group OYJ	8,532	26,428
Stockmann OYJ ABP, A Shares (A)	1,949	9,369
Stockmann OYJ ABP, B Shares (A)	10,220	49,794
Technopolis OYJ	44,950	242,809
Teleste OYJ	2,221	18,253
Tieto OYJ	14,792	480,120
Tikkurila OYJ	9,728	167,057
Tokmanni Group Corp.	8,619	78,022
Uponor OYJ	15,403	237,174
Vaisala OYJ, A Shares	5,392	121,742
Valmet OYJ	30,485	668,533
YIT OYJ	42,644	282,296
France 4.1%		25,813,332
ABC arbitrage	8,824	73,157
Actia Group	2,573	25,420
Air France-KLM (A)	47,681	457,760
AKWEL	3,689	89,694
Albioma SA	7,241	161,660
Altamir	5,040	97,603
Alten SA	6,551	678,346
Altran Technologies SA	60,140	662,814
Amplitude Surgical SAS (A)	4,624	16,976
APRIL SA	6,582	94,959
Archos (A)	432	365
Assystem	3,035	97,983
Aubay	2,137	102,773
Axway Software SA	2,311	49,591
Bastide le Confort Medical	1,001	51,967
Beneteau SA	11,528	184,473
Bigben Interactive	4,128	50,745
Boiron SA	2,245	174,988
Bonduelle SCA	4,356	145,113
Bourbon Corp. (A)(C)	4,510	26,101
Burelle SA	85	130,270
Casino Guichard Perrachon SA (C)	5,970	190,170
Catering International Services	1,089	20,483
Cegedim SA (A)	1,780	64,505
CGG SA (A)	24,771	68,907
Chargeurs SA	5,406	156,206
Cie des Alpes	2,897	100,715
Cie Plastic Omnium SA	9,660	383,065
Coface SA	25,025	234,787
Derichebourg SA	22,002	123,222
SEE NOTES TO FINANCIAL STATEMENTS	ANNUAL REPORT | JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND	19

	Shares	Value
France (continued)
Devoteam SA	1,595	$194,041
Edenred	26,248	1,002,992
Electricite de Strasbourg SA	351	46,698
Elior Group SA (D)	19,336	303,450
Elis SA	15,195	352,300
Eramet	2,724	233,379
Esso SA Francaise	871	45,835
Etablissements Maurel et Prom (A)	9,152	62,237
Europcar Mobility Group (D)	23,836	229,472
Eutelsat Communications SA	32,215	762,630
Exel Industries SA, A Shares	444	53,613
Fleury Michon SA	344	20,391
Fnac Darty SA (A)	5,255	442,951
Gaumont SA	489	78,339
Gaztransport Et Technigaz SA	5,930	405,721
GEA	126	13,890
Getlink	38,547	485,602
GL Events	2,254	62,976
Groupe Crit	997	82,288
Groupe Flo (A)	30,765	9,095
Groupe Gorge	1,438	23,790
Groupe Open	1,805	64,371
Guerbet	1,640	106,285
Haulotte Group SA	3,951	54,150
HERIGE SADCS	539	22,342
HiPay Group SA (A)	1,631	26,842
ID Logistics Group (A)	507	89,809
Imerys SA	5,682	408,380
Ingenico Group SA	12,604	886,098
Interparfums SA	1,115	51,705
IPSOS	10,785	341,870
Jacquet Metal Service	4,366	127,564
Kaufman & Broad SA	4,707	247,874
Korian SA	13,159	445,564
Lagardere SCA	36,324	1,073,067
Laurent-Perrier	809	103,554
Le Belier	517	27,716
Lectra	5,629	149,037
Linedata Services	957	39,476
LISI	4,899	201,374
LNA Sante SA	1,630	108,910
Maisons du Monde SA (D)	8,418	246,650
Maisons France Confort SA (C)	1,083	58,661
Manitou BF SA	3,627	131,548
Manutan International	731	65,399
Mersen SA	4,517	176,861
20	JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND | ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Shares	Value
France (continued)
METabolic EXplorer SA (A)	8,100	$18,788
Metropole Television SA	6,417	127,050
Neopost SA	10,560	283,436
Nexans SA	7,963	254,257
Nexity SA	10,836	662,207
Nicox (A)	6,072	55,008
NRJ Group	6,595	67,392
Oeneo SA	7,816	91,868
Onxeo SA (A)(C)	11,077	15,007
Onxeo SA (Copenhagen Stock Exchange) (A)	2,056	2,809
Parrot SA (A)	4,620	25,322
Pierre & Vacances SA (A)	1,671	59,293
Plastivaloire	1,440	23,839
PSB Industries SA	506	29,989
Rallye SA (C)	7,709	80,033
Recylex SA (A)(C)	4,454	36,284
Rexel SA	71,612	1,126,930
Robertet SA	258	152,667
Rothschild & Company	4,666	180,712
Rubis SCA	23,643	1,401,179
Samse SA	285	52,565
Sartorius Stedim Biotech	4,928	625,016
Savencia SA	1,381	117,421
Seche Environnement SA	1,291	40,684
Sequana SA (A)(C)	13,574	7,364
Societe BIC SA	6,035	558,373
Societe Marseillaise du Tunnel Prado-Carenage SA	219	5,281
Societe pour l'Informatique Industrielle	473	14,836
SOITEC (A)	5,261	408,520
Solocal Group (A)	162,705	195,873
Somfy SA	2,188	202,987
Sopra Steria Group	4,374	779,630
SPIE SA	21,507	407,890
Ste Industrielle d'Aviation Latecoere SA (A)	19,817	95,363
Stef SA	1,010	116,172
Synergie SA	2,704	118,228
Tarkett SA	7,845	229,367
Technicolor SA (A)(C)	88,478	121,571
Television Francaise 1	18,691	185,464
Tessi SA (A)	520	107,392
TFF Group	676	29,920
Thermador Groupe	2,052	138,790
Touax SCA (A)	979	9,278
Trigano SA	2,414	353,815
Union Financiere de France BQE SA	877	28,676
Vallourec SA (A)(C)	81,681	467,818
SEE NOTES TO FINANCIAL STATEMENTS	ANNUAL REPORT | JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND	21

	Shares	Value
France (continued)
Valneva SE (A)	12,819	$59,557
Vetoquinol SA	1,028	64,397
Vicat SA	5,563	336,334
VIEL & Cie SA	6,888	43,260
Vilmorin & Cie SA	1,679	116,483
Virbac SA (A)	1,142	176,043
Vranken-Pommery Monopole SA	828	23,279
Gabon 0.0%		35,327
Total Gabon	211	35,327
Georgia 0.1%		362,987
Bank of Georgia Group PLC	10,443	223,965
Georgia Capital PLC (A)	10,443	139,022
Germany 6.0%		38,004,196
7C Solarparken AG	3,470	10,754
Aareal Bank AG	17,178	698,493
Adler Modemaerkte AG	2,325	11,009
ADLER Real Estate AG	3,743	68,375
ADO Properties SA (D)	7,667	492,638
ADVA Optical Networking SE (A)	17,259	138,187
AIXTRON SE (A)	17,077	213,362
All for One Steeb AG	87	6,222
Allgeier SE	1,638	66,064
Amadeus Fire AG	1,502	173,150
Atoss Software AG	440	42,437
Aurubis AG	11,266	828,408
Basler AG	410	88,059
Bauer AG	3,326	61,938
BayWa AG	4,458	148,542
Bechtle AG	7,999	833,079
Bertrandt AG	1,720	165,116
bet-at-home.com AG	424	30,198
Bijou Brigitte AG	1,177	52,096
Bilfinger SE	11,197	540,028
Borussia Dortmund GmbH & Company KGaA	19,777	158,126
CANCOM SE	9,685	430,151
Carl Zeiss Meditec AG	6,863	607,522
CECONOMY AG	19,820	150,713
CENIT AG	2,412	47,029
CENTROTEC Sustainable AG	1,602	23,841
Cewe Stiftung & Company KGaA	1,447	133,036
comdirect bank AG	8,543	112,427
CompuGroup Medical SE	5,811	338,624
CropEnergies AG	7,965	42,661
CTS Eventim AG & Company KGaA	13,722	608,630
22	JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND | ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Shares	Value
Germany (continued)
Data Modul AG	635	$50,375
DEAG Deutsche Entertainment AG (A)	3,471	14,483
Delticom AG	2,124	22,245
Deutsche Beteiligungs AG	3,161	138,147
Deutsche EuroShop AG	14,974	511,406
Deutsche Pfandbriefbank AG (D)	29,420	430,689
Deutz AG	37,793	330,414
DIC Asset AG	17,976	206,981
Diebold Nixdorf AG	1,320	87,540
DMG Mori AG	7,212	379,390
Dr. Hoenle AG	1,598	142,181
Draegerwerk AG & Company KGaA	970	65,975
Duerr AG	12,504	576,119
Eckert & Ziegler AG	1,262	69,134
Elmos Semiconductor AG	4,049	104,590
ElringKlinger AG	9,007	109,475
Energiekontor AG	1,475	25,240
Euromicron AG (A)	2,304	18,112
Fielmann AG	6,383	430,850
First Sensor AG	2,622	64,235
Francotyp-Postalia Holding AG	2,607	11,190
Freenet AG	38,196	1,015,564
FUCHS PETROLUB SE	1,588	85,278
Gerresheimer AG	8,756	732,253
Gerry Weber International AG (A)	6,184	35,860
Gesco AG	2,765	97,454
GFT Technologies SE	5,329	86,041
Grammer AG	3,428	226,809
GRENKE AG	2,987	360,198
H&R GmbH & Company KGaA	3,701	35,735
Hamburger Hafen und Logistik AG	6,944	167,568
Heidelberger Druckmaschinen AG (A)	90,943	257,599
Hella GmbH & Company KGaA	6,278	378,956
HolidayCheck Group AG (A)	7,724	30,790
Hornbach Baumarkt AG	1,951	58,530
Hornbach Holding AG & Co KGaA	409	26,685
HUGO BOSS AG	15,267	1,219,192
Indus Holding AG	5,779	372,300
Isra Vision AG	4,815	335,093
IVU Traffic Technologies AG	5,399	34,612
Jenoptik AG	15,115	594,652
K+S AG	55,221	1,256,183
Kloeckner & Company SE	27,626	292,566
Koenig & Bauer AG	4,359	302,346
Krones AG	3,797	461,638
KSB SE & Company KGaA	73	28,387
SEE NOTES TO FINANCIAL STATEMENTS	ANNUAL REPORT | JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND	23

	Shares	Value
Germany (continued)
KWS Saat SE	551	$215,215
LANXESS AG	18,455	1,449,551
LEG Immobilien AG	13,995	1,707,676
Leifheit AG	1,989	42,769
Leoni AG	9,782	422,030
LPKF Laser & Electronics AG (A)	124	1,159
Manz AG (A)	1,315	55,055
MasterFlex SE	414	4,203
Mediclin AG	8,179	55,597
Medigene AG (A)	5,784	95,646
METRO AG	19,842	309,998
MLP SE	19,326	125,945
Nemetschek SE	5,811	954,619
Nexus AG	4,699	143,999
Nordex SE (A)	19,531	202,276
Norma Group SE	8,179	542,316
OHB SE	2,007	84,553
OSRAM Licht AG	11,713	525,730
Paragon GmbH & Co KGaA	613	33,403
PATRIZIA Immobilien AG	14,900	310,166
Pfeiffer Vacuum Technology AG	1,892	297,006
PNE AG	19,837	65,274
Progress-Werk Oberkirch AG	205	9,110
PSI Software AG	2,258	45,229
Puma SE	583	319,382
PVA TePla AG (A)	701	13,260
QSC AG	27,963	46,293
R Stahl AG (A)	823	25,182
Rational AG	245	195,398
Rheinmetall AG	10,997	1,199,302
RHOEN-KLINIKUM AG	9,450	248,160
RIB Software SE	8,427	192,547
Rocket Internet SE (A)(D)	17,727	613,107
SAF-Holland SA	13,030	201,911
Salzgitter AG	11,171	505,935
Schaltbau Holding AG (A)	1,868	63,307
Scout24 AG (D)	9,678	500,596
Secunet Security Networks AG	190	28,225
SGL Carbon SE (A)	1,552	19,379
SHW AG	1,989	72,023
Siltronic AG	4,685	679,187
Sixt Leasing SE	1,558	26,660
Sixt SE	3,355	430,959
SMA Solar Technology AG	3,445	125,018
SMT Scharf AG (A)	1,261	25,329
Softing AG	2,069	22,094
24	JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND | ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Shares	Value
Germany (continued)
Software AG	13,916	$686,244
STRATEC Biomedical AG	696	55,081
Stroeer SE & Company KGaA	6,630	393,404
Suedzucker AG	20,769	285,537
SUESS MicroTec SE (A)	6,836	117,504
Surteco Group SE	2,163	55,516
Syzygy AG	471	5,345
TAG Immobilien AG	34,766	855,055
Takkt AG	9,768	170,400
Technotrans AG	1,917	78,197
Tele Columbus AG (A)(D)	8,615	32,929
TLG Immobilien AG	17,934	484,329
Tom Tailor Holding SE (A)	9,911	69,914
Traffic Systems SE	1,525	29,558
Uniper SE	10,892	332,867
VERBIO Vereinigte BioEnergie AG	7,686	54,119
Vossloh AG	2,693	152,117
VTG AG	4,309	266,746
Wacker Neuson SE	8,617	238,234
Washtec AG	3,461	336,011
Wuestenrot & Wuerttembergische AG	5,828	134,626
XING SE	850	316,709
Gibraltar 0.0%		234,280
888 Holdings PLC	77,379	234,280
Greece 0.0%		86
Alapis Holding Industrial & Commercial SA (A)(B)	1,810	86
TT Hellenic Postbank SA (A)(B)	20,725	0
Greenland 0.0%		1,867
GronlandsBANKEN A/S	20	1,867
Guernsey, Channel Islands 0.0%		35,348
Raven Property Group, Ltd. (A)	68,430	35,348
Hong Kong 2.7%		16,858,825
Aeon Credit Service Asia Company, Ltd.	46,000	41,221
Aeon Stores Hong Kong Company, Ltd.	22,000	12,141
Agritrade Resources, Ltd. (C)	840,000	183,079
Alco Holdings, Ltd.	54,000	8,392
Allied Group, Ltd.	18,000	110,119
Allied Properties HK, Ltd.	546,000	118,345
Alltronics Holdings, Ltd.	45,000	9,237
APAC Resources, Ltd.	14,781	2,167
Applied Development Holdings, Ltd. (A)	555,000	42,438
APT Satellite Holdings, Ltd.	118,500	49,518
Asia Financial Holdings, Ltd.	94,000	56,914
SEE NOTES TO FINANCIAL STATEMENTS	ANNUAL REPORT | JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND	25

	Shares	Value
Hong Kong (continued)
Asia Investment Finance Group, Ltd. (A)	830,000	$6,875
Asia Pacific Silk Road Investment Company, Ltd. (A)	360,000	5,071
Asia Satellite Telecommunications Holdings, Ltd.	38,220	28,681
Asia Standard International Group, Ltd.	236,000	51,442
Asiasec Properties, Ltd.	103,000	54,352
Associated International Hotels, Ltd.	26,000	77,866
Auto Italia Holdings (A)	950,000	9,932
Ban Loong Holdings, Ltd. (A)	908,000	22,573
Best Food Holding Company, Ltd.	62,000	9,402
Bison Finance Group, Ltd. (A)	74,000	11,132
BOE Varitronix, Ltd.	95,000	30,046
Bonjour Holdings, Ltd. (A)	635,000	21,056
Bossini International Holdings, Ltd.	246,000	9,404
Bright Smart Securities & Commodities Group, Ltd.	220,000	50,555
Brightoil Petroleum Holdings, Ltd. (A)(B)	721,000	89,565
Brockman Mining, Ltd. (A)	855,430	19,897
Burwill Holdings, Ltd. (A)	1,216,000	35,983
Cafe de Coral Holdings, Ltd.	92,000	224,198
Camsing International Holding, Ltd. (A)	100,000	86,583
Cash Financial Services Group, Ltd. (A)	420,000	4,929
CCT Land Holdings, Ltd. (A)	16,480,000	20,997
Century City International Holdings, Ltd.	452,000	40,327
CGN Mining Company, Ltd.	300,000	14,523
Chen Hsong Holdings	40,000	11,720
Chevalier International Holdings, Ltd.	45,524	69,265
China Baoli Technologies Holdings, Ltd. (A)	252,500	21,172
China Best Group Holding, Ltd. (A)	1,400,000	21,430
China Display Optoelectronics Technology Holdings, Ltd.	176,000	11,664
China Energy Development Holdings, Ltd. (A)	1,256,000	20,483
China Flavors & Fragrances Company, Ltd.	68,000	22,971
China Fortune Financial Group, Ltd. (A)	394,000	6,340
China Goldjoy Group, Ltd.	1,432,000	83,959
China HKBridge Holdings, Ltd. (A)	102,000	13,103
China LNG Group, Ltd. (A)(C)	314,000	46,868
China Shandong Hi-Speed Financial Group, Ltd. (A)(C)	342,000	12,203
China Soft Power Technology Holdings, Ltd. (A)	756,000	5,781
China Solar Energy Holdings, Ltd. (A)(B)	127,000	2,913
China Star Entertainment, Ltd. (A)	378,000	23,121
China Strategic Holdings, Ltd. (A)	4,597,500	48,062
China Ting Group Holdings, Ltd.	384,000	18,603
China Tonghai International Financial, Ltd. (A)	80,000	7,850
Chinese Estates Holdings, Ltd.	106,000	138,877
Chinlink International Holdings, Ltd. (A)	105,000	12,309
Chinney Investments, Ltd.	36,000	13,765
Chong Hing Bank, Ltd.	19,000	34,535
Chow Sang Sang Holdings International, Ltd.	86,000	172,282
26	JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND | ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Shares	Value
Hong Kong (continued)
CHTC Fong's International Company, Ltd.	64,000	$12,145
Chuang's China Investments, Ltd.	210,000	13,654
Chuang's Consortium International, Ltd.	340,021	71,516
CITIC Telecom International Holdings, Ltd.	446,000	136,446
CK Life Sciences International Holdings, Inc.	890,000	56,749
CMMB Vision Holdings, Ltd. (A)	296,000	4,527
CNQC International Holdings, Ltd.	85,000	23,180
Common Splendor International Health Industry Group, Ltd. (A)	436,000	48,323
Continental Holdings, Ltd. (A)	510,000	7,280
Convenience Retail Asia, Ltd.	68,000	31,196
Convoy Global Holdings, Ltd. (A)(B)	630,000	11,394
Cosmopolitan International Holdings, Ltd. (A)	260,000	41,093
Cowell e Holdings, Inc. (C)	112,000	18,864
CP Lotus Corp. (A)	280,000	3,928
Crocodile Garments (A)	106,000	9,592
CSI Properties, Ltd.	1,976,333	96,995
CST Group, Ltd. (A)	5,143,040	17,704
Dah Sing Banking Group, Ltd.	118,848	245,136
Dah Sing Financial Holdings, Ltd.	42,344	263,368
Dickson Concepts International, Ltd.	63,500	27,767
Digital Domain Holdings, Ltd. (A)	2,670,000	40,867
DMX Technologies Group, Ltd. (A)(B)	34,000	2,700
DTXS Silk Road Investment Holdings Company, Ltd. (A)	34,000	17,229
Dynamic Holdings, Ltd.	36,000	31,204
Eagle Nice International Holdings, Ltd.	46,000	20,286
EcoGreen International Group, Ltd.	76,000	16,853
eForce Holdings, Ltd. (A)	488,000	11,201
EganaGoldpfeil Holdings, Ltd. (A)(B)	131,750	0
Elegance Optical International Holdings, Ltd. (A)	72,000	12,847
Emperor Capital Group, Ltd.	1,143,000	58,991
Emperor Entertainment Hotel, Ltd.	135,000	27,188
Emperor International Holdings, Ltd.	368,250	98,579
Emperor Watch & Jewellery, Ltd.	1,270,000	45,349
Enerchina Holdings, Ltd.	1,327,200	71,032
Energy International Investments Holdings, Ltd. (A)	700,000	21,135
ENM Holdings, Ltd. (A)	368,000	38,022
Esprit Holdings, Ltd. (A)	549,550	130,301
Fairwood Holdings, Ltd.	21,000	79,761
Far East Consortium International, Ltd.	349,478	180,402
Far East Holdings International, Ltd. (A)	321,000	20,248
First Pacific Company, Ltd.	490,000	223,046
First Shanghai Investments, Ltd. (A)	192,000	12,480
Fountain SET Holdings, Ltd.	188,000	26,116
Freeman FinTech Corp., Ltd. (A)	2,600,000	28,158
Future Bright Holdings, Ltd.	162,000	20,865
Genting Hong Kong, Ltd.	84,000	14,345
SEE NOTES TO FINANCIAL STATEMENTS	ANNUAL REPORT | JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND	27

	Shares	Value
Hong Kong (continued)
Get Nice Holdings, Ltd.	1,798,000	$58,485
Giordano International, Ltd.	325,708	183,096
Global Brands Group Holding, Ltd. (A)	1,666,000	80,753
Glorious Sun Enterprises, Ltd.	146,000	16,185
Gold Peak Industries Holdings, Ltd.	90,000	9,312
Gold-Finance Holdings, Ltd. (A)	180,000	47,015
Good Resources Holdings, Ltd. (A)	270,000	6,748
GR Properties, Ltd. (A)	62,000	6,325
Great Eagle Holdings, Ltd.	30,000	147,797
Greenheart Group, Ltd. (A)	88,000	8,417
Greentech Technology International, Ltd. (A)	510,000	6,041
G-Resources Group, Ltd. (A)	7,789,800	79,440
Guangnan Holdings, Ltd.	108,000	12,383
Guotai Junan International Holdings, Ltd.	757,600	141,096
Haitong International Securities Group, Ltd.	522,447	197,274
Hang Fung Gold Technology, Ltd. (A)(B)	310,000	0
Hang Lung Group, Ltd.	41,000	114,970
Hanison Construction Holdings, Ltd.	143,631	24,900
Hao Tian Development Group, Ltd. (A)	451,733	15,542
Harbour Centre Development, Ltd.	37,500	72,633
HKBN, Ltd.	222,500	330,571
HKR International, Ltd.	266,640	145,812
Hon Kwok Land Investment Company, Ltd.	64,000	33,519
Hong Kong Aircraft Engineering Company, Ltd.	12,000	105,507
Hong Kong Ferry Holdings Company, Ltd.	46,000	51,110
Hong Kong Finance Investment Holding Group, Ltd. (A)	222,000	26,055
Hong Kong International Construction Investment Management Group Company, Ltd.	152,000	29,078
Hong Kong Shanghai Alliance Holdings, Ltd.	58,000	5,249
Hong Kong Television Network, Ltd. (A)	75,000	26,776
Hong Kong Television Network, Ltd., ADR (A)	1,717	11,916
Hongkong Chinese, Ltd.	224,000	32,811
Hop Hing Group Holdings, Ltd.	920,000	17,124
Hopewell Holdings, Ltd.	142,500	501,263
Hsin Chong Group Holdings, Ltd. (A)(B)	736,000	32,821
Huarong International Financial Holdings, Ltd.	38,000	4,359
Huarong Investment Stock Corp., Ltd. (A)	140,000	6,968
Hung Hing Printing Group, Ltd.	76,216	12,339
Hutchison Telecommunications Hong Kong Holdings, Ltd.	388,000	139,946
Imagi International Holdings, Ltd. (A)	117,281	25,119
International Housewares Retail Company, Ltd.	79,000	19,939
IPE Group, Ltd.	220,000	29,454
IRC, Ltd. (A)	864,666	12,457
IT, Ltd.	146,808	79,715
ITC Properties Group, Ltd.	122,170	35,185
Jacobson Pharma Corp., Ltd.	114,000	27,747
28	JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND | ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Shares	Value
Hong Kong (continued)
Johnson Electric Holdings, Ltd.	95,000	$278,557
Kader Holdings Company, Ltd.	248,000	38,938
Kaisa Health Group Holdings, Ltd. (A)	540,000	18,252
Karrie International Holdings, Ltd.	130,000	17,567
Keck Seng Investments, Ltd.	1,000	867
Kerry Logistics Network, Ltd.	159,000	236,610
Kin Yat Holdings, Ltd.	58,000	12,715
Kingmaker Footwear Holdings, Ltd.	54,000	13,352
Kingston Financial Group, Ltd.	174,000	48,775
Kowloon Development Company, Ltd.	117,000	130,613
Kwoon Chung Bus Holdings, Ltd.	20,000	10,576
Lai Sun Development Company, Ltd.	71,886	109,977
Lai Sun Garment International, Ltd.	31,000	43,375
Landing International Development, Ltd. (A)	280,800	113,550
Landsea Green Group Company, Ltd.	300,000	37,106
Lifestyle International Holdings, Ltd.	170,000	331,578
Lippo China Resources, Ltd.	1,028,000	22,940
Lippo, Ltd.	31,250	12,863
Liu Chong Hing Investment, Ltd.	60,000	90,860
Luk Fook Holdings International, Ltd.	97,000	337,532
Lung Kee Bermuda Holdings, Ltd.	48,000	22,627
Magnificent Hotel Investment, Ltd.	438,000	11,164
Magnus Concordia Group, Ltd. (A)	440,000	12,558
Man Sang International, Ltd. (A)	126,000	7,549
Man Wah Holdings, Ltd.	351,200	230,220
Mandarin Oriental International, Ltd.	35,000	73,898
Mason Group Holdings, Ltd. (A)	7,229,000	147,398
Master Glory Group, Ltd. (A)	2,330,662	9,822
Maxnerva Technology Services, Ltd. (A)	66,000	8,261
Mei Ah Entertainment Group, Ltd. (A)	600,000	21,789
Meilleure Health International Industry Group, Ltd.	324,000	15,674
Midland Holdings, Ltd.	224,000	60,242
Midland IC&I, Ltd. (A)	148,000	5,470
Ming Fai International Holdings, Ltd.	41,000	5,435
Miramar Hotel & Investment	57,000	109,250
Modern Dental Group, Ltd.	135,000	29,935
Nameson Holdings, Ltd.	196,000	28,236
National Electronic Holdings	88,000	12,783
National United Resources Holdings, Ltd. (A)(B)	1,090,000	19,720
Neo-Neon Holdings, Ltd. (A)	134,000	11,104
NEW Concepts Holdings, Ltd. (A)(B)	44,000	17,608
New Times Energy Corp., Ltd. (A)	686,900	8,041
NewOcean Energy Holdings, Ltd. (A)	248,000	66,054
Nimble Holdings Company, Ltd. (A)	120,000	14,995
Noble Century Investment Holdings, Ltd. (A)	320,000	23,645
OP Financial, Ltd. (C)	376,000	142,457
SEE NOTES TO FINANCIAL STATEMENTS	ANNUAL REPORT | JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND	29

	Shares	Value
Hong Kong (continued)
Orange Sky Golden Harvest Entertainment Holdings, Ltd.	240,000	$8,107
Oriental Press Group, Ltd.	96,000	11,012
Oriental Watch Holdings, Ltd.	190,000	46,510
Pacific Andes International Holdings, Ltd. (A)(B)	2,171,305	0
Pacific Basin Shipping, Ltd.	1,274,000	305,196
Pacific Textiles Holdings, Ltd.	209,000	158,476
Pak Fah Yeow International, Ltd.	20,000	8,160
Paliburg Holdings, Ltd.	101,380	40,180
Paradise Entertainment, Ltd. (A)	176,000	18,626
PC Partner Group, Ltd.	24,000	16,417
Peace Mark Holdings, Ltd. (A)(B)	180,000	0
Perfect Shape Beauty Technology, Ltd.	92,000	22,988
Pico Far East Holdings, Ltd.	208,000	84,574
Playmates Holdings, Ltd.	640,000	83,206
Playmates Toys, Ltd.	164,000	15,881
Plover Bay Technologies, Ltd.	88,000	11,442
Polytec Asset Holdings, Ltd.	600,000	62,647
PT International Development Company, Ltd. (A)	271,327	14,356
Public Financial Holdings, Ltd.	94,000	39,150
PYI Corp., Ltd. (A)	1,336,801	23,177
Qianhai Health Holdings, Ltd.	800,000	4,386
Quali-Smart Holdings, Ltd. (A)	130,000	9,444
Rare Earth Magnesium Technology Group Holdings, Ltd. (A)	350,000	20,085
Realord Group Holdings, Ltd. (A)(C)	112,000	69,926
Regal Hotels International Holdings, Ltd.	99,200	55,872
Regent Pacific Group, Ltd. (A)	450,000	19,254
Regina Miracle International Holdings, Ltd. (D)	67,000	50,200
Sa Sa International Holdings, Ltd.	244,507	129,373
Samson Holding, Ltd.	120,000	9,786
SAS Dragon Holdings, Ltd.	84,000	26,858
SEA Holdings, Ltd.	68,484	99,895
Shenwan Hongyuan HK, Ltd.	120,000	29,367
Shougang Concord Grand Group, Ltd. (A)	863,000	16,497
Shun Ho Property Investments, Ltd.	7,227	2,458
Shun Tak Holdings, Ltd.	399,250	153,720
Shunten International Holdings, Ltd. (A)	248,000	8,210
Silver Base Group Holdings, Ltd. (A)	387,000	26,163
Sincere Watch Hong Kong, Ltd. (A)	1,190,000	15,926
Sing Tao News Corp., Ltd.	58,000	7,020
Singamas Container Holdings, Ltd.	502,000	64,022
SITC International Holdings Company, Ltd.	250,000	186,662
Sitoy Group Holdings, Ltd.	135,000	38,708
SmarTone Telecommunications Holdings, Ltd.	108,589	109,875
SOCAM Development, Ltd. (A)	25,426	7,684
Solartech International Holdings, Ltd. (A)(C)	680,000	99,620
Solomon Systech International, Ltd. (A)	504,000	17,020
30	JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND | ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Shares	Value
Hong Kong (continued)
Soundwill Holdings, Ltd.	25,500	$38,675
South China Financial Holdings, Ltd. (A)	3,250,000	10,365
South Shore Holdings, Ltd. (A)	198,000	20,250
Stella International Holdings, Ltd.	132,500	133,308
Stelux Holdings International, Ltd.	200,000	7,656
Success Universe Group, Ltd. (A)	360,000	13,077
Summit Ascent Holdings, Ltd. (A)	210,000	23,303
Sun Hung Kai & Company, Ltd.	169,318	92,994
SUNeVision Holdings, Ltd.	26,000	21,050
Sunwah Kingsway Capital Holdings, Ltd.	450,000	4,643
Synergy Group Holdings International, Ltd. (A)	104,000	18,172
TAI Cheung Holdings, Ltd.	115,000	124,286
Tai United Holdings, Ltd. (C)	115,000	7,621
Talent Property Group, Ltd. (A)	795,000	8,222
Tan Chong International, Ltd.	63,000	21,352
Tao Heung Holdings, Ltd.	95,000	17,062
Television Broadcasts, Ltd.	91,900	272,950
Termbray Industries International Holdings, Ltd. (A)	94,000	5,096
Texwinca Holdings, Ltd.	198,000	91,568
TFG International Group, Ltd. (A)	552,000	19,007
The Cross-Harbour Holdings, Ltd.	57,000	95,416
The Hongkong & Shanghai Hotels, Ltd.	184,500	267,565
The United Laboratories International Holdings, Ltd. (C)	164,500	148,859
Theme International Holdings, Ltd. (A)	570,000	12,788
TOM Group, Ltd. (A)	418,000	114,562
Town Health International Medical Group, Ltd. (A)(B)	798,000	70,154
Tradelink Electronic Commerce, Ltd.	186,000	28,914
Transport International Holdings, Ltd.	64,015	174,556
Trinity, Ltd. (A)	408,000	29,142
TSC Group Holdings, Ltd. (A)	111,000	8,068
Tsui Wah Holdings, Ltd.	170,000	19,288
Union Medical Healthcare, Ltd.	59,000	39,111
Universe International Financial Holdings, Ltd. (A)	265,000	25,342
Up Energy Development Group, Ltd. (A)(B)	898,000	1,476
Upbest Group, Ltd.	8,000	1,053
Value Convergence Holdings, Ltd. (A)	172,000	16,007
Value Partners Group, Ltd.	243,000	165,840
Valuetronics Holdings, Ltd.	84,150	45,970
Vanke Property Overseas, Ltd.	35,000	20,034
Vantage International Holdings, Ltd.	120,000	11,618
Vedan International Holdings, Ltd.	168,000	16,474
Victory City International Holdings, Ltd. (A)	674,701	12,731
Vitasoy International Holdings, Ltd.	184,000	590,971
VPower Group International Holdings, Ltd. (D)	111,000	45,256
VSTECS Holdings, Ltd.	218,400	108,832
VTech Holdings, Ltd.	30,700	339,759
SEE NOTES TO FINANCIAL STATEMENTS	ANNUAL REPORT | JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND	31

	Shares	Value
Hong Kong (continued)
Wai Kee Holdings, Ltd.	72,000	$39,022
Wan Kei Group Holdings, Ltd. (A)	165,000	19,760
Wang On Group, Ltd.	1,780,000	23,598
We Solutions, Ltd. (A)	392,000	52,381
Win Hanverky Holdings, Ltd.	152,000	13,366
Winfull Group Holdings, Ltd. (A)	1,368,000	18,134
Wing On Company International, Ltd.	23,000	84,998
Wing Tai Properties, Ltd.	68,000	52,955
Wonderful Sky Financial Group Holdings, Ltd. (A)	46,000	7,215
Yat Sing Holdings, Ltd. (A)	525,000	15,276
Yeebo International Holdings, Ltd.	66,000	13,382
YGM Trading, Ltd.	22,000	19,571
YTO Express Holdings, Ltd.	36,000	15,302
Yugang International, Ltd.	1,606,000	58,360
Yunfeng Financial Group, Ltd. (A)(C)	76,000	45,056
ZH International Holdings, Ltd. (A)	320,000	9,782
India 0.0%		185,438
Vedanta Resources PLC	17,071	185,438
Ireland 0.6%		3,542,173
C&C Group PLC	57,412	226,489
Datalex PLC	4,124	11,298
FBD Holdings PLC	8,155	100,664
Glanbia PLC	23,995	404,094
Grafton Group PLC	65,683	654,705
Greencore Group PLC	226,255	511,016
Hostelworld Group PLC (D)	6,486	21,949
IFG Group PLC	16,729	30,643
Independent News & Media PLC (A)	70,031	7,019
Irish Continental Group PLC	22,172	140,086
Kingspan Group PLC	9,420	458,463
Permanent TSB Group Holdings PLC (A)	5,691	14,194
Smurfit Kappa Group PLC	17,782	726,210
Tarsus Group PLC	10,899	41,636
UDG Healthcare PLC	20,254	193,707
Isle of Man 0.1%		425,452
Hansard Global PLC	11,952	9,534
Playtech PLC	60,239	415,918
Israel 1.1%		6,747,776
Adgar Investment and Development, Ltd.	13,357	23,196
ADO Group, Ltd. (A)	3,312	78,970
Africa Israel Properties, Ltd. (A)	4,092	107,841
Africa Israel Residences, Ltd.	512	8,810
Airport City, Ltd. (A)	17,559	212,821
32	JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND | ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Shares	Value
Israel (continued)
Albaad Massuot Yitzhak, Ltd.	668	$8,351
Allot Communications, Ltd. (A)	6,042	37,455
Alony Hetz Properties & Investments, Ltd.	17,270	181,062
Alrov Properties and Lodgings, Ltd.	2,216	69,395
Amot Investments, Ltd.	25,822	136,060
Arad, Ltd.	1,870	20,926
Arko Holdings, Ltd. (A)	77,819	45,324
Ashtrom Group, Ltd.	2,688	11,108
Ashtrom Properties, Ltd.	9,788	43,053
Atreyu Capital Markets, Ltd.	974	10,434
AudioCodes, Ltd.	9,075	96,385
Avgol Industries 1953, Ltd.	22,734	24,527
Azorim-Investment Development & Construction Company, Ltd. (A)	18,223	19,318
Bayside Land Corp.	189	84,729
Bet Shemesh Engines Holdings 1997, Ltd.	480	10,833
Big Shopping Centers, Ltd.	1,037	71,918
Blue Square Real Estate, Ltd.	1,517	59,231
Brainsway, Ltd. (A)	2,938	19,808
Camtek, Ltd.	4,488	44,521
Carasso Motors, Ltd.	1,613	9,136
Castro Model, Ltd.	317	9,290
Cellcom Israel, Ltd. (A)	12,876	75,602
Cellcom Israel, Ltd. (New York Stock Exchange) (A)	1,000	5,870
Ceragon Networks, Ltd. (A)	14,289	46,153
Clal Biotechnology Industries, Ltd. (A)	10,503	9,664
Clal Insurance Enterprises Holdings, Ltd. (A)	6,677	115,653
Cohen Development & Industrial Buildings, Ltd.	330	6,638
Compugen, Ltd. (A)	14,225	54,131
Danel Adir Yeoshua, Ltd.	928	48,015
Delek Automotive Systems, Ltd.	9,482	56,705
Delek Group, Ltd.	478	73,684
Delta Galil Industries, Ltd.	2,614	76,906
Dexia Israel Bank, Ltd.	106	18,884
Direct Insurance Financial Investments, Ltd.	3,707	42,714
Dor Alon Energy in Israel 1988, Ltd.	1,448	21,719
El Al Israel Airlines (A)	81,198	24,747
Electra Consumer Products 1970, Ltd.	2,575	25,827
Electra Real Estate, Ltd. (A)	4,640	12,602
Electra, Ltd.	501	126,219
Elron Electronic Industries, Ltd. (A)	3,504	13,128
Energix-Renewable Energies, Ltd. (A)	48,578	56,974
Enlight Renewable Energy, Ltd. (A)	116,899	61,680
Equital, Ltd. (A)	810	20,559
Evogene, Ltd. (A)	5,330	14,609
First International Bank of Israel, Ltd.	9,250	214,257
FMS Enterprises Migun, Ltd.	962	24,355
SEE NOTES TO FINANCIAL STATEMENTS	ANNUAL REPORT | JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND	33

	Shares	Value
Israel (continued)
Foresight Autonomous Holdings, Ltd. (A)	13,071	$7,340
Formula Systems 1985, Ltd.	2,529	104,868
Fox Wizel, Ltd.	2,776	55,116
Gilat Satellite Networks, Ltd. (A)	8,681	78,289
Gilat Satellite Networks, Ltd. (New York Stock Exchange) (A)	759	6,801
Hadera Paper, Ltd.	674	53,833
Ham-Let Israel-Canada, Ltd.	1,604	43,723
Harel Insurance Investments & Financial Services, Ltd.	27,703	226,160
Hilan, Ltd.	3,144	78,122
IDI Insurance Company, Ltd.	1,364	83,013
IES Holdings, Ltd.	528	25,304
Industrial Buildings Corp., Ltd. (A)	36,440	51,243
Inrom Construction Industries, Ltd.	11,987	45,477
Israel Canada T.R., Ltd.	10,692	9,117
Israel Discount Bank, Ltd., Class A	22,248	77,754
Isras Investment Company, Ltd.	184	21,617
Issta Lines, Ltd.	1,034	19,627
Jerusalem Oil Exploration (A)	2,191	122,591
Kamada, Ltd. (A)	6,944	40,715
Kerur Holdings, Ltd.	1,444	39,064
Klil Industries, Ltd.	300	27,873
Maabarot Products, Ltd.	1,244	14,065
Magic Software Enterprises, Ltd.	7,541	68,076
Malam - Team, Ltd.	98	10,696
Matrix IT, Ltd.	11,209	133,436
Maytronics, Ltd.	12,082	74,659
Mazor Robotics, Ltd. (A)	10,643	254,771
Mediterranean Towers, Ltd.	15,162	27,726
Mega Or Holdings, Ltd.	3,039	33,843
Melisron, Ltd.	3,674	162,362
Menora Mivtachim Holdings, Ltd.	7,452	88,279
Migdal Insurance & Financial Holding, Ltd.	107,971	115,790
Minrav Holdings, Ltd.	126	13,821
Mivtach Shamir Holdings, Ltd.	1,455	29,028
Naphtha Israel Petroleum Corp., Ltd.	10,647	67,277
Nawi Brothers, Ltd.	4,870	29,848
Neto ME Holdings, Ltd.	407	32,560
Nova Measuring Instruments, Ltd. (A)	6,254	188,094
NR Spuntech Industries, Ltd. (A)	3,901	12,838
Oil Refineries, Ltd.	376,673	197,377
One Software Technologies, Ltd.	407	16,707
Partner Communications Company, Ltd. (A)	26,415	118,013
Paz Oil Company, Ltd.	1,426	220,978
Perion Network, Ltd. (A)	4,172	15,103
Plasson Industries, Ltd.	1,061	51,273
Rami Levy Chain Stores Hashikma Marketing 2006, Ltd.	1,961	99,987
34	JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND | ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Shares	Value
Israel (continued)
Redhill Biopharma, Ltd. (A)	16,917	$12,568
Scope Metals Group, Ltd.	2,176	63,325
Shapir Engineering and Industry, Ltd.	16,608	54,614
Shikun & Binui, Ltd. (A)	55,757	116,859
Shufersal, Ltd.	33,420	219,427
SodaStream International, Ltd. (A)	314	44,543
Summit Real Estate Holdings, Ltd.	7,820	76,264
Suny Cellular Communication, Ltd. (A)	18,682	9,320
Tadiran Holdings, Ltd.	472	12,072
The Israel Land Development Company, Ltd. (A)	1,140	11,062
The Phoenix Holdings, Ltd.	18,426	104,464
Tower Semiconductor, Ltd. (A)	1	14
Union Bank of Israel (A)	5,355	24,499
YH Dimri Construction & Development, Ltd.	766	12,694
Italy 4.3%		27,100,850
A2A SpA	407,075	699,744
ACEA SpA	12,874	183,501
Aeffe SpA (A)(C)	10,932	34,612
Amplifon SpA	24,185	520,923
Anima Holding SpA (D)	72,626	337,407
Ansaldo STS SpA (A)	21,047	312,798
Arnoldo Mondadori Editore SpA (A)	37,670	57,571
AS Roma SpA (A)	56,520	35,206
Ascopiave SpA	20,582	74,286
Astaldi SpA (A)(C)	24,744	42,034
Autogrill SpA	31,810	334,305
Autostrade Meridionali SpA	562	15,727
Avio SpA	3,285	49,371
Azimut Holding SpA	31,771	505,315
B&C Speakers SpA	959	12,958
Banca Carige SpA (A)	14,180	147
Banca Farmafactoring SpA (D)	15,501	92,706
Banca Finnat Euramerica SpA	29,383	10,885
Banca Generali SpA	15,513	381,340
Banca IFIS SpA	6,823	160,566
Banca Mediolanum SpA	48,457	327,561
Banca Monte dei Paschi di Siena SpA (A)	1,513	3,637
Banca Popolare di Sondrio SCPA	132,027	514,281
Banca Profilo SpA	121,842	26,843
Banca Sistema SpA (D)	11,931	27,712
Banco BPM SpA (A)	375,752	847,536
Banco di Desio e della Brianza SpA	13,389	31,218
BasicNet SpA	9,465	43,949
BE	18,369	18,761
Biesse SpA	3,663	130,276
SEE NOTES TO FINANCIAL STATEMENTS	ANNUAL REPORT | JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND	35

	Shares	Value
Italy (continued)
BPER Banca	157,833	$697,104
Brembo SpA	39,175	524,123
Brunello Cucinelli SpA	7,437	327,854
Buzzi Unicem SpA	19,778	397,847
Cairo Communication SpA	24,706	90,221
Caltagirone Editore SpA (A)	5,211	7,318
Carraro SpA	6,932	19,083
Cembre SpA	981	28,235
Cementir Holding SpA	17,422	123,003
Cerved Group SpA	51,195	534,135
CIR-Compagnie Industriali Riunite SpA	140,053	158,043
Credito Emiliano SpA	25,291	159,407
Credito Valtellinese SpA (A)	2,313,120	257,485
Danieli & C Officine Meccaniche SpA	4,482	109,840
Datalogic SpA	5,394	201,263
De' Longhi SpA	15,589	509,681
DeA Capital SpA (A)	35,408	49,406
DiaSorin SpA	6,103	665,037
Digital Bros SpA	1,307	14,889
Ei Towers SpA	4,814	316,921
El.En. SpA	228	7,349
Elica SpA (A)	3,807	9,809
Emak SpA	19,156	27,141
Enav SpA (D)	55,730	275,524
ePrice SpA (A)(C)	3,924	6,962
ERG SpA	18,396	381,046
Esprinet SpA	11,223	47,246
Eurotech SpA (A)	10,718	29,547
Exprivia SpA (A)	11,606	15,746
Falck Renewables SpA	40,754	96,512
Fila SpA	3,192	68,855
Fincantieri SpA	165,509	245,372
FinecoBank Banca Fineco SpA	73,395	874,943
FNM SpA	37,416	25,475
GEDI Gruppo Editoriale SpA (A)(C)	54,336	20,534
Gefran SpA	1,600	12,233
Geox SpA (C)	22,422	57,632
Gruppo MutuiOnline SpA	6,380	105,742
Hera SpA	266,098	834,818
IMMSI SpA (A)	78,958	38,652
Industria Macchine Automatiche SpA	4,122	336,688
Infrastrutture Wireless Italiane SpA (D)	37,351	284,412
Intek Group SpA (A)	66,972	25,104
Interpump Group SpA	19,231	605,799
Iren SpA	223,727	524,727
Italgas SpA	105,178	568,301
36	JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND | ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Shares	Value
Italy (continued)
Italmobiliare SpA	2,419	$55,786
Juventus Football Club SpA (A)	144,708	206,141
La Doria SpA	4,179	47,954
Leonardo SpA	39,773	445,418
LU-VE SpA	505	5,757
Maire Tecnimont SpA (C)	41,492	192,687
MARR SpA	9,099	255,689
Massimo Zanetti Beverage Group SpA (D)	2,004	15,728
Mediaset SpA (A)	170,993	509,611
Moncler SpA	17,768	804,007
Mondo TV SpA (A)(C)	6,217	28,048
Newron Pharmaceuticals SpA (A)	4,038	43,257
Nice SpA	6,322	21,238
Openjobmetis SpA Agenzia per il Lavoro (A)	2,352	22,993
OVS SpA (A)(D)	40,270	120,633
Panariagroup Industrie Ceramiche SpA	1,941	6,629
Parmalat SpA	37,221	121,413
Piaggio & C SpA	55,186	119,565
Prima Industrie SpA	1,462	54,992
Prysmian SpA	37,616	970,055
RAI Way SpA (D)	17,702	95,752
Reno de Medici SpA	56,822	71,277
Reply SpA	4,292	283,947
Retelit SpA (C)	39,468	61,333
Rizzoli Corriere Della Sera Mediagroup SpA (A)	23,664	26,726
Sabaf SpA	2,648	42,446
SAES Getters SpA	1,603	38,524
Safilo Group SpA (A)(C)	16,568	68,310
Saipem SpA (A)	173,147	925,966
Salini Impregilo SpA (C)	63,047	153,663
Salvatore Ferragamo SpA	12,729	302,944
Saras SpA	149,160	377,270
Servizi Italia SpA	3,687	16,742
Sesa SpA	1,799	60,189
Societa Cattolica di Assicurazioni SCRL	53,324	432,768
Societa Iniziative Autostradali e Servizi SpA	20,359	283,820
Sogefi SpA (A)	10,059	23,441
SOL SpA	7,845	94,003
Tamburi Investment Partners SpA	29,843	228,818
Technogym SpA (D)	24,300	242,206
Tecnoinvestimenti SpA	3,892	25,543
Tiscali SpA (A)(C)	444,668	9,238
Tod's SpA (C)	3,519	244,049
TREVI - Finanziaria Industriale SpA (A)(C)	16,225	5,609
TXT e-solutions SpA	1,857	21,190
Unieuro SpA (D)	2,519	30,164
SEE NOTES TO FINANCIAL STATEMENTS	ANNUAL REPORT | JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND	37

	Shares	Value
Italy (continued)
Unione di Banche Italiane SpA (C)	295,689	$1,089,692
Unipol Gruppo SpA	152,365	629,102
UnipolSai Assicurazioni SpA	183,331	409,809
Vittoria Assicurazioni SpA	8,105	131,729
Zignago Vetro SpA	8,335	76,739
Japan 24.3%		153,230,063
A&D Company, Ltd.	5,600	46,086
Abist Company, Ltd.	600	23,503
Access Company, Ltd. (A)(C)	10,000	90,455
Achilles Corp.	4,400	90,405
AD Works Company, Ltd.	13,300	4,550
Adastria Company, Ltd. (C)	9,040	108,587
ADEKA Corp.	23,791	393,409
Ad-sol Nissin Corp.	1,300	21,970
Adtec Plasma Technology Company, Ltd.	1,400	16,724
Advan Company, Ltd.	6,900	63,035
Advance Create Company, Ltd.	1,600	32,772
Advanex, Inc.	1,000	17,954
Advantage Risk Management Company, Ltd.	1,800	17,561
Adventure, Inc.	600	52,876
Aeon Delight Company, Ltd.	3,900	140,314
Aeon Fantasy Company, Ltd. (C)	1,900	66,428
Aeon Hokkaido Corp.	5,400	38,612
Aeria, Inc. (C)	4,300	39,042
AFC-HD AMS Life Science Company, Ltd.	1,800	11,607
Agro-Kanesho Company, Ltd.	2,700	70,932
Ahresty Corp.	5,600	42,448
Ai Holdings Corp.	8,700	196,048
Aichi Corp. (C)	10,400	58,738
Aichi Steel Corp.	3,800	137,575
Aichi Tokei Denki Company, Ltd.	600	23,457
Aida Engineering, Ltd.	14,700	132,036
Aiful Corp. (A)	60,000	183,565
Aigan Company, Ltd.	4,300	13,478
Aiphone Company, Ltd.	3,100	44,940
Airport Facilities Company, Ltd.	6,300	35,421
Airtech Japan, Ltd.	2,500	17,000
Aisan Industry Company, Ltd.	12,500	105,850
AIT Corp.	1,500	13,244
Aizawa Securities Company, Ltd.	9,500	63,925
Ajis Company, Ltd.	1,600	51,592
Akatsuki Corp. (C)	6,800	22,359
Akatsuki, Inc.	1,300	44,855
Akebono Brake Industry Company, Ltd. (A)(C)	25,300	57,840
Albis Company, Ltd. (C)	2,200	59,806
38	JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND | ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Shares	Value
Japan (continued)
Alconix Corp. (C)	6,400	$93,490
Alinco, Inc.	4,200	40,188
Allied Telesis Holdings KK (A)	14,300	16,740
Alpen Company, Ltd.	5,700	102,560
Alpha Corp.	1,500	19,439
Alpha Systems, Inc.	1,820	44,511
Alpine Electronics, Inc.	10,415	231,250
Alps Logistics Company, Ltd.	4,500	34,012
Altech Corp.	3,600	88,732
Amano Corp.	16,500	344,986
Amiyaki Tei Company, Ltd.	900	35,589
Amuse, Inc.	3,200	93,058
Anabuki Kosan, Inc.	500	13,964
Anest Iwata Corp.	8,400	83,032
Anicom Holdings, Inc.	3,900	131,685
AOI Electronics Company, Ltd.	1,600	56,856
AOI TYO Holdings, Inc.	4,710	61,492
AOKI Holdings, Inc.	11,200	151,066
Aoyama Trading Company, Ltd.	12,900	391,784
Aoyama Zaisan Networks Company, Ltd.	2,200	39,809
Apaman Company, Ltd. (C)	3,100	28,175
Apic Yamada Corp. (A)	3,400	10,230
Arakawa Chemical Industries, Ltd.	5,500	83,685
Arata Corp.	2,800	132,325
Araya Industrial Company, Ltd.	1,200	20,499
Arcland Sakamoto Company, Ltd.	8,300	107,569
Arcland Service Holdings Company, Ltd.	3,200	57,661
Arcs Company, Ltd. (C)	10,384	254,582
Ardepro Company, Ltd. (C)	63,900	24,148
Arealink Company, Ltd.	2,100	58,870
Argo Graphics, Inc.	2,000	78,411
Arisawa Manufacturing Company, Ltd.	9,300	88,269
Arrk Corp. (A)	24,300	23,582
Artnature, Inc.	4,100	26,434
ArtSpark Holdings, Inc.	500	5,706
As One Corp.	1,800	129,699
Asahi Broadcasting Group Holdings Corp.	2,400	17,248
Asahi Company, Ltd.	4,200	54,471
Asahi Diamond Industrial Company, Ltd.	16,700	123,385
Asahi Holdings, Inc.	10,300	195,335
Asahi Kogyosha Company, Ltd.	1,300	37,135
Asahi Net, Inc.	3,000	13,842
Asahi Printing Company, Ltd.	3,100	32,960
ASAHI YUKIZAI CORP.	4,600	103,474
Asante, Inc.	1,400	29,567
Asanuma Corp.	23,000	69,526
SEE NOTES TO FINANCIAL STATEMENTS	ANNUAL REPORT | JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND	39

	Shares	Value
Japan (continued)
Ashimori Industry Company, Ltd.	1,599	$32,237
Asia Pile Holdings Corp.	8,100	63,772
ASKA Pharmaceutical Company, Ltd.	8,000	98,096
Asti Corp.	700	14,547
Asukanet Company, Ltd. (C)	2,200	29,155
Asunaro Aoki Construction Company, Ltd.	5,600	47,813
Ateam, Inc.	2,800	53,233
Atom Corp. (C)	20,700	196,985
Atrae, Inc. (A)	1,100	20,746
Atsugi Company, Ltd.	5,200	54,552
Aucnet, Inc.	1,000	11,814
Autobacs Seven Company, Ltd.	18,000	305,742
Aval Data Corp. (C)	900	18,304
Avant Corp.	1,200	15,189
Avex, Inc.	9,400	125,983
Axell Corp.	1,700	10,994
Axial Retailing, Inc.	3,800	133,372
Azia Company, Ltd.	1,000	12,330
Bando Chemical Industries, Ltd.	10,400	115,926
Bank of the Ryukyus, Ltd.	9,100	108,040
Baroque Japan, Ltd.	2,500	21,934
BayCurrent Consulting, Inc.	2,600	70,965
Beaglee, Inc. (A)	900	10,639
Beauty Garage, Inc.	100	1,936
Beenos, Inc. (A)	2,500	42,677
Belc Company, Ltd.	2,700	142,335
Bell System24 Holdings, Inc.	6,200	106,269
Belluna Company, Ltd.	12,200	134,246
Benefit One, Inc.	6,700	191,221
Bengo4.com, Inc. (A)	1,800	55,496
Billing System Corp.	200	13,700
Biofermin Pharmaceutical Company, Ltd.	1,500	37,256
B-Lot Company, Ltd.	500	6,699
BML, Inc.	5,600	156,888
Bookoff Corp.	2,900	20,223
Bourbon Corp.	1,500	33,659
BP Castrol KK	1,900	26,479
Br. Holdings Corp.	6,300	25,672
Brainpad, Inc. (A)(C)	900	35,143
Broadleaf Company, Ltd.	20,400	133,076
Broadmedia Corp. (A)	17,400	10,179
BRONCO BILLY Company, Ltd.	2,300	70,486
Bull-Dog Sauce Company, Ltd.	800	15,481
Bunka Shutter Company, Ltd.	15,300	113,519
Business Brain Showa-Ota, Inc.	800	15,720
C Uyemura & Company, Ltd.	2,000	134,870
40	JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND | ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Shares	Value
Japan (continued)
CAC Holdings Corp.	4,000	$37,759
Can Do Company, Ltd.	2,700	41,153
Canare Electric Company, Ltd.	800	14,451
Canon Electronics, Inc.	5,500	115,520
Capital Asset Planning, Inc.	100	4,925
Career Design Center Company, Ltd.	1,500	22,106
Careerindex, Inc.	1,600	17,610
Carenet, Inc.	700	5,347
Carlit Holdings Company, Ltd.	4,600	41,329
Cawachi, Ltd.	4,800	91,645
Central Automotive Products, Ltd.	2,100	31,439
Central Glass Company, Ltd.	10,686	252,676
Central Security Patrols Company, Ltd.	1,700	62,886
Central Sports Company, Ltd.	1,800	65,969
Ceres, Inc.	1,400	20,888
Charm Care Corp. KK	1,100	15,360
Chikaranomoto Holdings Company, Ltd.	1,000	10,221
Chilled & Frozen Logistics Holdings Company, Ltd.	3,300	36,689
CHIMNEY Company, Ltd.	1,300	34,033
Chino Corp.	1,500	20,948
Chiyoda Company, Ltd. (C)	4,100	81,134
Chiyoda Corp.	31,400	230,248
Chiyoda Integre Company, Ltd.	3,100	63,610
Chodai Company, Ltd.	1,500	12,295
Chofu Seisakusho Company, Ltd.	5,900	128,005
Chori Company, Ltd.	3,300	59,813
Chubu Shiryo Company, Ltd.	6,400	86,340
Chudenko Corp.	8,300	195,469
Chuetsu Pulp & Paper Company, Ltd.	3,000	44,687
Chugai Mining Company, Ltd. (A)	34,900	6,293
Chugai Ro Company, Ltd.	1,700	43,948
Chugoku Marine Paints, Ltd.	19,400	191,882
Chuo Gyorui Company, Ltd.	300	7,617
Chuo Spring Company, Ltd.	500	17,114
CI Takiron Corp.	10,400	57,637
Citizen Watch Company, Ltd.	53,800	368,712
CKD Corp.	12,500	184,629
CK-San-Etsu Company, Ltd.	800	23,610
Clarion Company, Ltd.	33,000	94,802
Cleanup Corp.	5,300	36,276
CMC Corp.	800	19,477
CMIC Holdings Company, Ltd.	2,700	57,903
CMK Corp.	15,300	107,513
cocokara fine, Inc.	4,030	240,002
Coco's Japan Company, Ltd.	1,900	40,127
COLOPL, Inc.	12,000	78,049
SEE NOTES TO FINANCIAL STATEMENTS	ANNUAL REPORT | JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND	41

	Shares	Value
Japan (continued)
Colowide Company, Ltd.	13,000	$360,733
Comany, Inc.	1,000	13,797
Computer Engineering & Consulting, Ltd.	7,400	161,752
Computer Institute of Japan, Ltd.	3,500	23,556
Comture Corp.	2,400	84,322
CONEXIO Corp.	3,500	67,276
COOKPAD, Inc.	13,800	58,694
Core Corp.	2,100	24,511
Corona Corp.	3,900	42,476
Cosel Company, Ltd.	6,200	74,347
Cosmos Initia Company, Ltd.	5,000	32,078
Cota Company, Ltd.	3,080	39,128
CRE, Inc.	1,600	13,289
Create Medic Company, Ltd.	1,300	14,188
Create Restaurants Holdings, Inc. (C)	7,500	89,579
Create SD Holdings Company, Ltd.	6,400	148,509
Creek & River Company, Ltd.	2,700	30,423
Cresco, Ltd.	1,400	36,601
CTI Engineering Company, Ltd.	4,100	56,132
CTS Company, Ltd.	5,700	44,639
Cube System, Inc.	2,300	19,395
Cyberstep, Inc. (A)	1,000	18,773
Cybozu, Inc.	7,200	44,322
D.A. Consortium Holdings, Inc.	4,800	159,138
Dai Nippon Toryo Company, Ltd.	6,600	74,416
Daibiru Corp. (C)	12,100	126,044
Dai-Dan Company, Ltd.	4,500	114,641
Daido Kogyo Company, Ltd.	2,400	25,314
Daido Metal Company, Ltd.	9,900	84,805
Daido Steel Company, Ltd.	5,300	241,708
Daidoh, Ltd.	7,200	25,846
Daihatsu Diesel Manufacturing Company, Ltd.	5,200	32,630
Daihen Corp.	24,000	131,094
Daiho Corp.	27,000	143,191
Dai-Ichi Cutter Kogyo Kk	600	11,384
Daiichi Jitsugyo Company, Ltd.	3,200	102,763
Daiichi Kigenso Kagaku-Kogyo Company, Ltd. (C)	7,000	88,355
Dai-ichi Seiko Company, Ltd.	2,900	43,571
Daiken Corp.	4,000	80,581
Daiken Medical Company, Ltd.	2,900	21,578
Daiki Aluminium Industry Company, Ltd.	8,000	53,670
Daiki Axis Company, Ltd.	1,500	15,503
Daiko Denshi Tsushin, Ltd.	2,000	16,893
Daikoku Denki Company, Ltd.	2,700	43,289
Daikokutenbussan Company, Ltd.	1,600	61,737
Daikokuya Holdings Company, Ltd. (A)	28,200	13,450
42	JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND | ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Shares	Value
Japan (continued)
Daikyo, Inc.	7,914	$161,775
Daikyonishikawa Corp.	5,700	70,756
Dainichi Company, Ltd.	2,100	13,903
Dainichiseika Color & Chemicals Manufacturing Company, Ltd.	4,100	126,463
Daio Paper Corp. (C)	17,900	253,437
Daiohs Corp.	1,700	20,490
Daiseki Company, Ltd.	9,500	249,836
Daiseki Eco. Solution Company, Ltd.	1,320	10,815
Daishinku Corp.	2,600	32,821
Daisue Construction Company, Ltd.	2,300	26,361
Daisyo Corp.	2,100	31,694
Daito Chemix Corp.	1,600	7,372
Daito Pharmaceutical Company, Ltd.	2,750	78,795
Daitron Company, Ltd.	2,000	35,583
Daiwa Industries, Ltd.	8,700	93,039
Daiwabo Holdings Company, Ltd.	4,300	256,426
Daiyu Lic Holdings Company, Ltd.	2,500	27,213
DCM Holdings Company, Ltd. (C)	27,220	248,610
DD Holdings Company, Ltd.	1,500	36,967
Dear Life Company, Ltd.	6,600	34,018
Delica Foods Holdings Company, Ltd.	900	12,182
Denki Kogyo Company, Ltd.	3,000	91,902
Densan System Company, Ltd.	1,100	21,193
Denyo Company, Ltd.	5,800	86,203
Descente, Ltd.	9,900	194,503
Designone Japan, Inc. (C)	900	7,317
Dexerials Corp.	14,400	158,281
Digital Arts, Inc. (C)	2,800	127,564
Digital Hearts Holdings Company, Ltd.	3,200	42,758
Digital Information Technologies Corp.	1,800	22,763
Dip Corp.	5,200	123,888
DKS Company, Ltd.	14,000	92,673
DMG Mori Company, Ltd.	21,600	357,121
Doshisha Company, Ltd.	6,500	132,480
Double Standard, Inc.	400	18,356
Doutor Nichires Holdings Company, Ltd.	7,693	135,320
Dowa Holdings Company, Ltd.	4,600	137,516
Dream Incubator, Inc.	600	11,145
Drecom Company, Ltd. (A)	2,300	13,288
DSB Company, Ltd.	2,200	11,354
DTS Corp.	5,400	221,314
Duskin Company, Ltd.	9,700	233,322
Dvx, Inc.	1,200	15,097
DyDo Group Holdings, Inc.	2,500	121,070
Dynic Corp.	2,300	19,744
Eagle Industry Company, Ltd.	7,700	108,964
SEE NOTES TO FINANCIAL STATEMENTS	ANNUAL REPORT | JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND	43

	Shares	Value
Japan (continued)
Earth Corp.	2,500	$113,337
EAT&Company, Ltd.	600	9,427
Ebara Foods Industry, Inc.	1,600	30,353
Ebara Jitsugyo Company, Ltd.	2,400	49,449
Eco's Company, Ltd.	3,000	44,774
EDION Corp.	19,500	223,236
Ef-On, Inc.	4,080	44,705
eGuarantee, Inc.	4,800	48,865
E-Guardian, Inc. (C)	1,800	44,351
Eidai Company, Ltd.	8,000	36,142
Eiken Chemical Company, Ltd.	7,000	144,953
Eizo Corp.	4,400	193,914
Elan Corp.	1,400	36,093
Elecom Company, Ltd.	4,600	121,594
Elematec Corp.	2,700	60,973
EM Systems Company, Ltd.	4,000	42,536
Endo Lighting Corp.	3,000	22,167
Eneres Company, Ltd. (A)	6,500	40,338
Enigmo, Inc. (A)	3,400	46,834
en-japan, Inc.	2,100	98,548
Enomoto Company, Ltd.	900	9,825
Enplas Corp.	3,100	88,509
Enshu, Ltd. (A)(C)	18,000	23,296
EPCO Company, Ltd.	700	9,315
EPS Holdings, Inc.	8,400	170,830
eRex Company, Ltd.	8,000	82,689
ES-Con Japan, Ltd.	9,700	73,548
ESCRIT, Inc.	1,400	9,894
Escrow Agent Japan Company, Ltd. (C)	4,000	15,278
ESPEC Corp.	5,500	112,587
Excel Company, Ltd.	1,400	26,195
Exedy Corp.	8,500	267,227
F&M Company, Ltd.	1,500	15,248
F@N Communications, Inc.	11,600	71,173
Faith, Inc.	1,610	17,763
FALCO HOLDINGS Company, Ltd.	2,000	32,623
FCC Company, Ltd.	8,400	260,478
FDK Corp. (A)	25,000	38,858
Feed One Company, Ltd.	30,940	57,065
Felissimo Corp.	1,900	21,645
Fenwal Controls of Japan, Ltd.	700	9,712
Ferrotec Holdings Corp.	10,200	130,806
FFRI, Inc. (A)	600	13,733
FIDEA Holdings Company, Ltd.	65,406	100,565
Fields Corp.	6,400	52,445
Financial Products Group Company, Ltd.	16,800	184,690
44	JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND | ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Shares	Value
Japan (continued)
FINDEX, Inc.	3,900	$26,032
First Brothers Company, Ltd.	900	11,600
First Juken Company, Ltd.	1,100	13,676
First-corp, Inc.	2,000	21,273
Fixstars Corp. (C)	4,000	56,638
FJ Next Company, Ltd.	5,300	46,167
Forval Corp.	1,600	13,210
Foster Electric Company, Ltd.	6,800	95,204
France Bed Holdings Company, Ltd.	7,400	62,513
Freebit Company, Ltd.	3,500	34,255
Freund Corp. (C)	3,000	25,780
Fronteo, Inc.	2,000	18,195
F-Tech, Inc.	3,400	38,031
FTGroup Company, Ltd.	3,900	68,560
Fudo Tetra Corp.	42,200	79,695
Fuji Company, Ltd.	6,100	115,304
Fuji Corp.	11,800	197,874
Fuji Corp.	1,900	43,700
Fuji Corp., Ltd.	7,900	63,972
Fuji Die Company, Ltd.	1,000	7,872
Fuji Kosan Company, Ltd.	1,100	6,323
Fuji Kyuko Company, Ltd.	5,000	142,953
Fuji Oil Company, Ltd.	19,700	80,611
Fuji Oil Holdings, Inc.	8,700	264,468
Fuji Pharma Company, Ltd.	4,400	70,500
Fuji Seal International, Inc.	7,900	278,391
Fuji Soft, Inc.	5,500	270,663
Fujibo Holdings, Inc.	2,800	78,605
Fujicco Company, Ltd.	6,200	135,257
Fujikura Kasei Company, Ltd.	7,000	42,258
Fujikura Rubber, Ltd.	6,700	36,377
Fujikura, Ltd.	61,100	377,034
Fujimi, Inc.	4,100	110,558
Fujimori Kogyo Company, Ltd.	3,900	122,306
Fujio Food System Company, Ltd.	2,800	50,779
Fujisash Company, Ltd.	26,500	25,038
Fujishoji Company, Ltd.	2,400	24,484
Fujita Kanko, Inc.	2,200	67,472
Fujitec Company, Ltd.	14,000	184,936
Fujitsu Frontech, Ltd.	3,400	37,576
Fujitsu General, Ltd.	13,500	222,683
Fujiya Company, Ltd.	2,800	61,938
FuKoKu Company, Ltd.	3,000	26,831
Fukuda Corp.	2,000	100,217
Fukui Computer Holdings, Inc.	1,700	33,424
Fukushima Industries Corp.	3,200	153,656
SEE NOTES TO FINANCIAL STATEMENTS	ANNUAL REPORT | JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND	45

	Shares	Value
Japan (continued)
Fukuyama Transporting Company, Ltd.	6,400	$300,562
Full Speed, Inc. (A)	1,100	8,483
FULLCAST Holdings Company, Ltd.	6,200	150,605
Fumakilla, Ltd.	2,000	30,060
Funai Electric Company, Ltd. (A)(C)	9,500	54,786
Funai Soken Holdings, Inc.	10,230	220,054
Furukawa Company, Ltd.	8,700	140,101
Furuno Electric Company, Ltd. (C)	7,700	95,352
Furusato Industries, Ltd.	3,100	47,660
Furuya Metal Company, Ltd.	700	35,229
Furyu Corp.	2,500	21,382
Fuso Chemical Company, Ltd.	5,000	124,613
Fuso Pharmaceutical Industries, Ltd.	1,900	47,483
Futaba Corp.	10,657	197,008
Futaba Industrial Company, Ltd.	16,900	112,908
Future Corp.	6,000	96,361
Fuyo General Lease Company, Ltd.	4,600	276,125
G-7 Holdings, Inc.	1,300	32,388
Gakken Holdings Company, Ltd.	1,300	51,034
Gakkyusha Company, Ltd.	2,400	38,813
Gakujo Company, Ltd.	3,300	42,181
Gecoss Corp.	5,000	52,213
Genki Sushi Company, Ltd. (C)	1,600	74,030
Genky DrugStores Company, Ltd.	2,000	72,447
Geo Holdings Corp.	10,500	152,716
Geomatec Company, Ltd.	900	7,158
Geostr Corp.	4,600	22,886
Gfoot Company, Ltd. (C)	5,700	38,871
Giken, Ltd. (C)	3,800	85,940
GL Sciences, Inc.	2,000	29,535
GLOBERIDE, Inc. (C)	2,800	82,886
Glory, Ltd.	10,500	279,863
GMO Cloud K.K.	800	27,700
GMO Financial Holdings, Inc. (C)	5,500	42,109
Godo Steel, Ltd.	3,000	62,772
Gokurakuyu Holdings Company, Ltd.	3,200	19,411
Goldcrest Company, Ltd.	6,270	104,245
Goldwin, Inc.	1,400	96,892
Golf Digest Online, Inc.	2,700	21,503
Grace Technology, Inc. (A)	900	21,171
Grandy House Corp.	5,700	23,324
Gree, Inc.	26,700	135,179
Greens Company, Ltd.	800	9,676
GS Yuasa Corp.	74,000	364,803
GSI Creos Corp.	1,100	14,151
G-Tekt Corp.	6,000	99,922
46	JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND | ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Shares	Value
Japan (continued)
Gumi, Inc. (A)	4,800	$32,714
Gun-Ei Chemical Industry Company, Ltd.	1,400	40,319
GungHo Online Entertainment, Inc.	39,200	83,602
Gunosy, Inc. (A)	2,800	45,250
Gunze, Ltd.	4,300	224,835
Gurunavi, Inc.	6,800	55,990
H2O Retailing Corp.	13,800	216,816
HABA Laboratories, Inc.	400	40,749
Hagihara Industries, Inc.	3,000	50,432
Hagiwara Electric Holdings Company, Ltd.	2,200	65,829
Hakudo Company, Ltd.	800	13,681
Hakuto Company, Ltd.	5,200	76,211
Hakuyosha Company, Ltd.	800	21,532
Halows Company, Ltd.	1,900	43,333
Hamakyorex Company, Ltd.	4,400	147,844
Hamee Corp.	1,000	13,828
Handsman Company, Ltd.	1,300	14,657
HANEDA ZENITH HOLDINGS Company, Ltd.	7,200	19,227
Hanwa Company, Ltd.	8,800	296,648
Happinet Corp. (C)	4,100	65,136
Harada Industry Company, Ltd.	2,900	21,290
Hard Off Corp. Company, Ltd.	2,200	18,936
Harima Chemicals Group, Inc.	4,300	36,776
Haruyama Holdings, Inc.	2,700	22,634
Hayashikane Sangyo Company, Ltd.	1,900	11,884
Hazama Ando Corp. (C)	43,600	327,213
Heiwa Corp.	12,200	292,251
Heiwa Real Estate Company, Ltd.	10,200	176,723
Heiwado Company, Ltd.	7,700	201,614
Helios Techno Holding Company, Ltd.	6,400	44,671
Hibino Corp.	700	9,085
Hibiya Engineering, Ltd.	5,400	92,290
Hiday Hidaka Corp.	5,570	112,728
HI-LEX CORP.	6,400	147,245
Himaraya Company, Ltd.	1,700	14,997
Hinokiya Group Company, Ltd.	1,500	39,284
Hioki EE Corp.	2,600	94,836
Hirakawa Hewtech Corp.	2,200	31,801
Hiramatsu, Inc.	9,800	39,208
Hirano Tecseed Company, Ltd.	2,700	55,356
Hirata Corp.	1,800	139,445
Hirose Tusyo, Inc.	600	15,497
Hiroshima Gas Company, Ltd.	12,400	40,934
HIS Company, Ltd.	6,400	210,037
Hisaka Works, Ltd.	7,700	79,068
Hitachi Zosen Corp.	49,280	211,906
SEE NOTES TO FINANCIAL STATEMENTS	ANNUAL REPORT | JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND	47

	Shares	Value
Japan (continued)
Hito Communications, Inc.	1,300	$21,065
Hochiki Corp.	4,600	68,093
Hoden Seimitsu Kako Kenkyusho Company, Ltd.	1,000	14,187
Hodogaya Chemical Company, Ltd.	2,100	63,502
Hogy Medical Company, Ltd.	5,600	193,353
Hokkaido Coca-Cola Bottling Company, Ltd.	200	6,639
Hokkaido Electric Power Company, Inc.	46,200	314,924
Hokkaido Gas Company, Ltd.	24,000	64,802
Hokkan Holdings, Ltd.	17,000	64,504
Hokko Chemical Industry Company, Ltd.	5,000	26,331
Hokuetsu Corp.	35,000	194,267
Hokuetsu Industries Company, Ltd.	6,800	71,439
Hokuhoku Financial Group, Inc.	22,600	316,755
Hokuriku Electric Industry Company, Ltd.	2,500	27,978
Hokuriku Electric Power Company (A)	36,600	359,287
Hokuriku Electrical Construction Company, Ltd.	1,600	14,144
Hokuto Corp.	6,700	115,001
Honda Tsushin Kogyo Company, Ltd.	4,800	36,322
H-One Company, Ltd.	6,500	77,912
Honeys Holdings Company, Ltd.	5,460	49,554
Honma Golf, Ltd. (D)	14,500	15,300
Hoosiers Holdings	11,500	75,409
Hosiden Corp.	17,000	164,321
Hosokawa Micron Corp.	1,700	102,885
Hotland Company, Ltd.	1,800	20,829
Hotto Link, Inc. (A)	2,400	20,426
House Do Company, Ltd.	1,400	33,441
Howa Machinery, Ltd.	5,300	47,012
HyAS&Company, Inc.	2,500	10,766
I K K, Inc.	3,000	21,090
I.K Company, Ltd. (C)	1,200	24,635
Ibiden Company, Ltd.	30,700	445,379
IBJ Leasing Company, Ltd.	8,400	219,105
IBJ, Inc.	2,600	16,525
Ichibanya Company, Ltd. (C)	2,500	101,310
Ichigo, Inc.	56,700	231,488
Ichiken Company, Ltd.	1,600	30,946
Ichikoh Industries, Ltd.	7,000	78,741
Ichinen Holdings Company, Ltd.	6,100	75,137
Ichiyoshi Securities Company, Ltd.	10,700	106,983
Icom, Inc.	3,300	72,594
Idec Corp.	7,800	163,109
IDOM, Inc. (C)	17,400	58,772
Ihara Science Corp.	1,200	26,654
Iino Kaiun Kaisha, Ltd.	30,300	160,489
IJT Technology Holdings Company, Ltd.	5,760	37,928
48	JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND | ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Shares	Value
Japan (continued)
Ikegami Tsushinki Company, Ltd.	19,000	$24,941
Imagica Robot Holdings, Inc.	5,400	32,037
Imasen Electric Industrial	5,200	52,011
Imuraya Group Company, Ltd.	1,800	58,650
Inaba Denki Sangyo Company, Ltd.	6,500	274,756
Inaba Seisakusho Company, Ltd.	3,600	42,248
Inabata & Company, Ltd.	14,000	210,664
Inageya Company, Ltd.	7,800	115,891
Ines Corp.	7,100	78,140
I-Net Corp.	2,900	48,110
Infocom Corp.	2,800	88,756
Infomart Corp. (C)	17,800	209,877
Information Development Company	1,100	16,715
Information Services International-Dentsu, Ltd.	3,200	113,014
Innotech Corp.	6,900	85,335
Insource Company, Ltd.	1,600	38,291
Intage Holdings, Inc.	9,400	86,210
Intellex Company, Ltd.	1,800	13,741
Intelligent Wave, Inc.	2,900	17,800
Inter Action Corp. (C)	3,100	51,458
Internet Initiative Japan, Inc.	8,700	185,650
Inui Global Logistics Company, Ltd.	4,890	42,563
I-O Data Device, Inc.	1,900	21,709
IR Japan Holdings, Ltd.	1,000	15,321
Iriso Electronics Company, Ltd. (C)	4,200	237,217
I'rom Group Company, Ltd.	1,500	25,354
ISB Corp.	1,300	26,300
Ise Chemicals Corp.	600	18,476
Iseki & Company, Ltd.	6,000	107,205
Ishihara Chemical Company, Ltd.	1,800	35,821
Ishihara Sangyo Kaisha, Ltd. (A)	11,500	171,170
Ishii Hyoki Company, Ltd. (A)	1,100	9,287
Ishii Iron Works Company, Ltd.	900	14,240
Ishizuka Glass Company, Ltd.	400	8,887
Isolite Insulating Products Company, Ltd.	2,200	12,619
Istyle, Inc.	10,100	122,541
ITbook Company, Ltd. (A)	2,900	13,937
Itfor, Inc.	5,600	49,608
Itochu Enex Company, Ltd.	11,400	109,286
Itochu-Shokuhin Company, Ltd.	1,400	73,565
Itoki Corp.	13,300	73,103
Itokuro, Inc. (A)	600	32,141
IwaiCosmo Holdings, Inc.	6,000	79,953
Iwaki & Company, Ltd.	9,000	40,287
Iwasaki Electric Company, Ltd.	3,000	41,820
Iwatani Corp.	9,000	315,977
SEE NOTES TO FINANCIAL STATEMENTS	ANNUAL REPORT | JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND	49

	Shares	Value
Japan (continued)
Iwatsu Electric Company, Ltd.	3,700	$25,380
Izutsuya Company, Ltd. (A)	2,500	6,161
J Trust Company, Ltd.	20,500	140,721
JAC Recruitment Company, Ltd.	3,600	78,165
Jaccs Company, Ltd.	8,600	187,612
Jafco Company, Ltd.	7,600	283,008
Jalux, Inc.	2,100	53,725
Jamco Corp.	2,600	73,890
Janome Sewing Machine Company, Ltd.	5,800	33,451
Japan Animal Referral Medical Center Company, Ltd. (A)	600	15,431
Japan Asia Group, Ltd.	6,100	23,332
Japan Asia Investment Company, Ltd. (A)	5,400	14,919
Japan Asset Marketing Company, Ltd. (A)	62,100	70,360
Japan Aviation Electronics Industry, Ltd.	11,000	201,309
Japan Best Rescue System Company, Ltd.	3,100	32,794
Japan Cash Machine Company, Ltd.	5,100	61,735
Japan Display, Inc. (A)	141,200	213,354
Japan Electronic Materials Corp.	2,600	20,973
Japan Elevator Service Holdings Company, Ltd.	1,700	44,672
Japan Foundation Engineering Company, Ltd.	8,200	28,844
Japan Investment Adviser Company, Ltd. (C)	1,700	67,896
Japan Lifeline Company, Ltd.	11,700	224,058
Japan Material Company, Ltd.	12,600	182,721
Japan Meat Company, Ltd.	2,000	38,940
Japan Medical Dynamic Marketing, Inc.	3,400	35,003
Japan Oil Transportation Company, Ltd.	600	16,185
Japan Petroleum Exploration Company, Ltd.	8,100	172,462
Japan Property Management Center Company, Ltd.	2,900	33,425
Japan Pulp & Paper Company, Ltd.	3,000	118,210
Japan Pure Chemical Company, Ltd.	700	15,090
Japan Securities Finance Company, Ltd.	31,500	175,108
Japan Transcity Corp.	12,000	55,890
Jastec Company, Ltd.	3,500	35,608
JBCC Holdings, Inc.	4,900	61,528
JCU Corp.	6,000	146,701
Jeol, Ltd.	19,000	197,271
JFLA Holdings, Inc.	2,400	9,724
JIG-SAW, Inc. (A)	900	27,879
Jimoto Holdings, Inc.	40,600	63,916
JINS, Inc. (C)	2,900	148,907
JK Holdings Company, Ltd.	6,100	41,533
JMS Company, Ltd.	6,400	35,400
Joban Kosan Company, Ltd.	2,000	33,405
J-Oil Mills, Inc.	3,600	123,427
Joshin Denki Company, Ltd.	4,000	107,949
JP-Holdings, Inc.	14,400	41,283
50	JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND | ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Shares	Value
Japan (continued)
JSP Corp.	4,800	$121,309
Juki Corp.	8,200	96,329
Justsystems Corp.	8,900	160,470
JVC Kenwood Corp.	45,628	129,711
K&O Energy Group, Inc.	4,100	66,008
kabu.com Securities Company, Ltd.	33,900	113,360
Kadokawa Dwango Corp.	17,057	186,332
Kadoya Sesame Mills, Inc.	400	21,817
Kaga Electronics Company, Ltd.	5,300	102,641
Kakiyasu Honten Company, Ltd.	2,100	47,932
Kamakura Shinsho, Ltd. (C)	4,400	41,922
Kameda Seika Company, Ltd.	3,000	132,933
Kamei Corp.	8,200	101,991
Kanaden Corp.	5,500	58,277
Kanagawa Chuo Kotsu Company, Ltd.	1,600	53,407
Kanamic Network Company, Ltd.	600	11,951
Kanamoto Company, Ltd.	6,500	202,227
Kandenko Company, Ltd.	27,000	270,246
Kaneko Seeds Company, Ltd.	2,800	38,328
Kanematsu Corp.	18,600	275,845
Kanematsu Electronics, Ltd.	3,300	112,307
Kanemi Company, Ltd.	500	14,197
Kansai Mirai Financial Group, Inc. (A)	20,822	189,103
Kansai Super Market, Ltd.	4,200	43,730
Kanto Denka Kogyo Company, Ltd.	9,300	98,335
Kappa Create Company, Ltd.	5,100	61,891
Kasai Kogyo Company, Ltd.	8,400	92,457
Katakura & Co-op Agri Corp.	1,100	11,234
Katakura Industries Company, Ltd.	7,100	84,801
Kato Sangyo Company, Ltd.	6,000	194,855
Kato Works Company, Ltd.	3,100	92,007
KAWADA TECHNOLOGIES, Inc.	1,300	70,455
Kawagishi Bridge Works Company, Ltd.	600	22,327
Kawai Musical Instruments Manufacturing Company, Ltd.	1,700	66,613
Kawasaki Kisen Kaisha, Ltd. (A)(C)	19,800	366,125
Kawasumi Laboratories, Inc.	5,500	34,021
Kawata Manufacturing Company, Ltd.	1,600	33,835
KeePer Technical Laboratory Company, Ltd.	1,200	11,857
Keihanshin Building Company, Ltd.	12,400	93,640
Keihin Company, Ltd.	1,000	13,959
Keihin Corp.	11,300	237,463
Keiyo Company, Ltd. (C)	13,800	65,673
KEL Corp.	1,900	19,407
Kenko Mayonnaise Company, Ltd.	3,200	84,687
Key Coffee, Inc.	4,900	93,280
KFC Holdings Japan, Ltd.	3,500	62,857
SEE NOTES TO FINANCIAL STATEMENTS	ANNUAL REPORT | JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND	51

	Shares	Value
Japan (continued)
KH Neochem Company, Ltd.	1,200	$44,803
KI Holdings Company, Ltd. (A)	3,000	11,321
Kimoto Company, Ltd.	15,600	43,299
Kimura Chemical Plants Company, Ltd.	5,900	23,555
Kimura Unity Company, Ltd.	100	1,077
King Jim Company, Ltd.	3,700	32,271
Kintetsu Department Store Company, Ltd. (A)	900	29,283
Kintetsu World Express, Inc.	7,900	156,129
Kirindo Holdings Company, Ltd.	1,400	24,009
Kissei Pharmaceutical Company, Ltd.	5,200	153,717
Ki-Star Real Estate Company, Ltd.	1,100	25,429
Kitagawa Corp.	2,800	72,134
Kitano Construction Corp.	15,000	56,014
Kitanotatsujin Corp. (C)	9,900	51,278
Kito Corp.	5,100	103,582
Kitz Corp.	23,600	206,727
KLab, Inc.	7,500	66,689
KNT-CT Holdings Company, Ltd. (A)	3,200	36,616
Koa Corp.	7,400	148,370
Koatsu Gas Kogyo Company, Ltd.	7,300	54,993
Kobe Bussan Company, Ltd.	2,200	107,817
Kobe Electric Railway Company, Ltd. (A)	1,600	57,775
Kobelco Eco-Solutions Company, Ltd.	1,200	19,972
Kogi Corp.	600	9,773
Kohnan Shoji Company, Ltd.	7,300	168,335
Kohsoku Corp.	3,200	35,074
Koike Sanso Kogyo Company, Ltd.	500	12,166
Kojima Company, Ltd. (A)	9,900	42,299
Kokusai Company, Ltd.	2,400	18,300
Kokuyo Company, Ltd.	20,973	363,831
KOMAIHALTEC, Inc.	1,200	25,348
Komatsu Seiren Company, Ltd.	9,200	72,746
Komatsu Wall Industry Company, Ltd.	2,000	37,857
KOMEDA Holdings Company, Ltd.	10,300	198,812
Komehyo Company, Ltd.	2,000	35,388
Komeri Company, Ltd.	8,500	208,749
Komori Corp. (C)	16,724	201,380
Konaka Company, Ltd.	6,300	28,557
Kondotec, Inc.	4,700	44,699
Konishi Company, Ltd.	8,300	131,056
Konoike Transport Company, Ltd.	7,900	129,971
Konoshima Chemical Company, Ltd. (C)	1,800	14,190
Kosaido Company, Ltd.	6,200	27,917
Koshidaka Holdings Company, Ltd. (C)	9,600	101,058
Kotobuki Spirits Company, Ltd.	4,900	215,888
Kourakuen Holdings Corp.	2,900	41,870
52	JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND | ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Shares	Value
Japan (continued)
Kozo Keikaku Engineering, Inc.	800	$16,080
Krosaki Harima Corp.	1,700	126,927
KRS Corp.	1,800	44,325
KU Holdings Company, Ltd.	3,500	28,154
Kumagai Gumi Company, Ltd.	8,100	218,836
Kumiai Chemical Industry Company, Ltd.	23,190	197,659
Kunimine Industries Company, Ltd.	2,100	19,342
Kura Corp.	2,800	165,692
Kurabo Industries, Ltd.	50,000	138,492
Kureha Corp.	3,900	274,528
Kurimoto, Ltd.	3,600	58,363
Kuriyama Holdings Corp.	1,800	34,906
Kuroda Precision Industries, Ltd.	900	17,464
Kushikatsu Tanaka Holdings Company	300	8,106
Kusuri no Aoki Holdings Company, Ltd.	2,900	211,522
KVK Corp.	1,500	20,956
KYB Corp.	5,400	221,347
Kyoden Company, Ltd.	3,900	25,542
Kyodo Printing Company, Ltd.	2,200	55,682
Kyoei Steel, Ltd.	7,300	133,530
Kyokuto Boeki Kaisha, Ltd.	10,000	33,718
Kyokuto Kaihatsu Kogyo Company, Ltd.	9,600	145,184
Kyokuto Securities Company, Ltd.	6,300	80,452
Kyokuyo Company, Ltd. (C)	2,800	79,277
KYORIN Holdings, Inc.	10,600	220,308
Kyoritsu Maintenance Company, Ltd.	5,480	259,223
Kyoritsu Printing Company, Ltd.	9,100	28,645
Kyosan Electric Manufacturing Company, Ltd.	12,000	70,238
Kyoto Kimono Yuzen Company, Ltd.	2,600	13,056
Kyowa Electronic Instruments Company, Ltd.	8,000	29,649
Kyowa Leather Cloth Company, Ltd.	5,000	43,898
Kyushu Financial Group, Inc.	4,300	20,916
LAC Company, Ltd.	4,100	70,964
Lacto Japan Company, Ltd.	700	38,077
LAND Company, Ltd. (A)	39,000	4,566
Laox Company, Ltd. (A)	12,200	45,962
Lasertec Corp.	9,400	349,802
LEC, Inc.	2,800	137,473
Leopalace21 Corp.	65,000	344,713
Life Corp.	3,500	85,192
LIFULL Company, Ltd.	13,100	80,498
Like Company, Ltd. (C)	3,100	44,637
LIKE Kidsnext Company, Ltd. (A)	1,600	16,599
Linical Company, Ltd.	3,200	49,455
Link And Motivation, Inc.	8,500	97,899
Lintec Corp.	12,300	336,018
SEE NOTES TO FINANCIAL STATEMENTS	ANNUAL REPORT | JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND	53

	Shares	Value
Japan (continued)
Litalico, Inc. (A)	1,500	$34,184
Lonseal Corp.	500	9,462
Look Holdings, Inc.	1,800	20,584
Luckland Company, Ltd.	1,000	24,633
M&A Capital Partners Company, Ltd. (A)(C)	1,500	91,251
Macnica Fuji Electronics Holdings, Inc.	10,800	193,699
Maeda Corp.	26,800	319,628
Maeda Kosen Company, Ltd.	4,900	87,839
Maeda Road Construction Company, Ltd.	16,000	310,130
Maezawa Industries, Inc.	5,000	19,419
Maezawa Kasei Industries Company, Ltd.	2,900	31,664
Maezawa Kyuso Industries Company, Ltd.	2,500	44,327
Makino Milling Machine Company, Ltd.	26,575	245,281
Mamezou Holdings Company, Ltd.	5,500	47,090
Mamiya-Op Company, Ltd.	2,000	18,563
Mandom Corp.	3,540	106,334
Mani, Inc.	6,200	270,712
MarkLines Company, Ltd.	2,000	33,499
Mars Engineering Corp.	2,800	58,174
Marubun Corp.	5,600	43,788
Marudai Food Company, Ltd.	35,000	137,341
Marufuji Sheet Piling Company, Ltd.	300	7,069
Maruha Nichiro Corp.	10,681	370,447
Maruka Machinery Company, Ltd.	1,800	32,584
Marumae Company, Ltd. (C)	3,000	31,433
Marusan Securities Company, Ltd.	14,661	125,272
Maruwa Company, Ltd.	2,500	186,673
Maruwa Unyu Kikan Company, Ltd.	3,000	101,500
Maruyama Manufacturing Company, Inc.	900	14,256
Maruzen CHI Holdings Company, Ltd. (A)	4,800	15,768
Maruzen Company, Ltd.	3,000	55,088
Maruzen Showa Unyu Company, Ltd.	19,000	95,390
Marvelous, Inc.	7,900	61,456
Matching Service Japan Company, Ltd.	500	33,095
Matsuda Sangyo Company, Ltd.	4,620	64,400
Matsui Construction Company, Ltd.	8,500	68,500
Matsuya Company, Ltd. (C)	4,400	46,588
Matsuya Foods Company, Ltd.	2,200	71,942
Max Company, Ltd.	8,000	114,480
Maxell Holdings, Ltd.	12,600	203,130
Maxvalu Nishinihon Company, Ltd.	900	14,457
Maxvalu Tokai Company, Ltd.	1,300	27,756
MCJ Company, Ltd.	16,000	144,646
MEC Company, Ltd. (C)	4,900	85,813
Media Do Holdings Company, Ltd.	1,700	40,181
Medical Data Vision Company, Ltd. (A)(C)	4,400	75,156
54	JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND | ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Shares	Value
Japan (continued)
Medical System Network Company, Ltd.	6,600	$25,603
Medius Holdings Company, Ltd.	1,600	12,456
Megachips Corp. (C)	4,800	91,620
Megmilk Snow Brand Company, Ltd.	11,700	295,228
Meidensha Corp.	51,086	174,726
Meiji Electric Industries Company, Ltd.	2,000	36,268
Meiji Shipping Company, Ltd.	6,300	22,886
Meiko Electronics Company, Ltd.	5,700	158,882
Meiko Network Japan Company, Ltd. (C)	6,400	61,481
Meisei Industrial Company, Ltd.	10,600	80,540
Meitec Corp.	6,600	317,953
Meito Sangyo Company, Ltd.	2,900	44,784
Meiwa Corp.	7,500	33,127
Meiwa Estate Company, Ltd.	3,300	20,057
Melco Holdings, Inc.	200	7,539
Menicon Company, Ltd.	5,000	114,462
Mercuria Investment Company, Ltd.	1,700	14,906
METAWATER Company, Ltd.	3,100	83,483
Micronics Japan Company, Ltd. (C)	6,800	53,482
Mie Kotsu Group Holdings, Inc.	14,600	70,898
Mikuni Corp.	8,400	54,838
Milbon Company, Ltd.	4,920	223,483
MIMAKI ENGINEERING COMPANY, LTD.	5,100	49,315
Mimasu Semiconductor Industry Company, Ltd.	4,200	68,093
Ministop Company, Ltd. (C)	4,000	72,354
Mipox Corp.	1,500	7,477
Miraca Holdings, Inc.	11,500	317,642
Miraial Company, Ltd.	1,500	16,744
Mirait Holdings Corp.	15,880	248,758
Miroku Jyoho Service Company, Ltd.	4,700	107,201
Misawa Homes Company, Ltd.	8,000	63,339
Mitani Corp.	4,200	199,678
Mitani Sangyo Company, Ltd.	8,100	24,547
Mitani Sekisan Company, Ltd.	3,200	88,500
Mito Securities Company, Ltd.	18,200	61,919
Mitsuba Corp.	10,300	84,691
Mitsubishi Kakoki Kaisha, Ltd.	1,900	31,646
Mitsubishi Logisnext Company, Ltd.	5,900	70,190
Mitsubishi Logistics Corp. (C)	5,600	128,129
Mitsubishi Paper Mills, Ltd.	8,438	47,128
Mitsubishi Pencil Company, Ltd.	5,700	103,065
Mitsubishi Research Institute, Inc.	1,700	64,596
Mitsubishi Shokuhin Company, Ltd.	3,300	91,041
Mitsubishi Steel Manufacturing Company, Ltd.	4,800	91,984
Mitsuboshi Belting, Ltd.	13,000	158,751
Mitsui E&S Holdings Company, Ltd.	20,900	326,523
SEE NOTES TO FINANCIAL STATEMENTS	ANNUAL REPORT | JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND	55

	Shares	Value
Japan (continued)
Mitsui High-Tec, Inc.	6,600	$95,699
Mitsui Home Company, Ltd.	7,000	61,603
Mitsui Matsushima Company, Ltd.	4,100	67,452
Mitsui Mining & Smelting Company, Ltd.	11,800	338,040
Mitsui Sugar Company, Ltd.	4,400	119,915
Mitsui-Soko Holdings Company, Ltd. (A)	35,000	117,976
Mitsumura Printing Company, Ltd.	400	8,427
Mitsuuroko Group Holdings Company, Ltd.	8,000	56,209
Mixi, Inc.	6,700	164,036
Miyaji Engineering Group, Inc.	2,000	51,035
Miyoshi Oil & Fat Company, Ltd.	2,600	30,298
Mizuho Medy Company, Ltd. (C)	800	19,485
Mizuno Corp.	5,000	133,237
Mobile Factory, Inc.	1,700	25,661
Mochida Pharmaceutical Company, Ltd.	2,800	216,394
Modec, Inc.	5,300	160,403
Molitec Steel Company, Ltd. (C)	3,400	18,928
Monex Group, Inc. (C)	50,400	239,421
Money Partners Group Company, Ltd.	4,700	16,529
MORESCO Corp.	2,000	29,152
Mori-Gumi Company, Ltd. (C)	3,900	14,286
Morinaga Milk Industry Company, Ltd.	9,600	260,403
Morita Holdings Corp.	7,400	159,354
Morito Company, Ltd.	4,800	37,403
Morozoff, Ltd.	900	46,292
Morpho, Inc. (A)	800	20,550
Mory Industries, Inc.	1,400	37,040
MrMax Holdings, Ltd.	8,400	44,327
MTI, Ltd.	9,900	56,549
Mugen Estate Company, Ltd.	2,300	14,902
m-up, Inc.	1,100	26,407
Murakami Corp.	2,100	50,767
Musashi Company, Ltd.	900	17,531
Musashi Seimitsu Industry Company, Ltd. (C)	5,400	181,993
Muto Seiko Company	1,300	8,248
Mutoh Holdings Company, Ltd.	600	12,673
Mynet, Inc. (A)	1,300	13,073
N Field Company, Ltd.	3,200	51,026
NAC Company, Ltd.	3,400	34,757
Nachi-Fujikoshi Corp.	4,300	208,609
Nadex Company, Ltd.	1,200	11,112
Nafco Company, Ltd.	3,200	52,825
Nagaileben Company, Ltd.	2,300	53,635
Nagano Keiki Company, Ltd.	3,000	32,323
Nagase & Company, Ltd.	20,200	336,738
Nagatanien Holdings Company, Ltd.	6,000	80,826
56	JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND | ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Shares	Value
Japan (continued)
Nagawa Company, Ltd. (C)	1,500	$74,762
Naigai Tec Corp.	300	6,375
Naigai Trans Line, Ltd.	700	10,820
Nakabayashi Company, Ltd.	6,000	35,796
Nakamoto Packs Company, Ltd.	800	13,300
Nakamura Choukou Company, Ltd. (A)(C)	800	17,014
Nakamuraya Company, Ltd.	1,000	41,243
Nakanishi, Inc.	10,900	219,090
Nakano Corp.	4,800	30,065
Nakayama Steel Works, Ltd.	7,400	44,754
Nakayamafuku Company, Ltd.	4,400	27,593
Nakayo, Inc.	1,000	14,978
Namura Shipbuilding Company, Ltd.	16,572	74,389
Narasaki Sangyo Company, Ltd.	8,000	28,568
Natori Company, Ltd.	2,500	39,383
NDS Company, Ltd.	1,700	94,525
NEC Capital Solutions, Ltd.	3,100	52,708
NEC Networks & System Integration Corp.	6,200	145,307
NET One Systems Company, Ltd.	15,900	368,266
Neturen Company, Ltd.	10,400	94,964
New Japan Chemical Company, Ltd. (A)	8,300	17,238
Nextage Company, Ltd. (C)	5,800	42,358
Nexyz Group Corp.	1,400	21,512
Nicca Chemical Company, Ltd.	2,500	26,454
Nice Holdings, Inc.	2,300	26,373
Nichia Steel Works, Ltd.	4,000	11,574
Nichias Corp.	27,000	350,990
Nichiban Company, Ltd.	2,500	60,897
Nichicon Corp.	13,673	156,286
Nichiden Corp.	3,800	67,367
Nichiha Corp.	6,900	193,739
NichiiGakkan Company, Ltd.	8,800	73,985
Nichi-iko Pharmaceutical Company, Ltd.	12,100	175,957
Nichimo Company, Ltd.	700	10,505
Nichireki Company, Ltd.	7,800	84,136
Nichirin Company, Ltd.	2,190	50,222
Nihon Chouzai Company, Ltd. (C)	2,480	77,285
Nihon Dempa Kogyo Company, Ltd.	4,700	21,225
Nihon Dengi Company, Ltd.	1,100	27,734
Nihon Denkei Company, Ltd.	1,400	21,703
Nihon Eslead Corp.	2,700	38,018
Nihon Flush Company, Ltd.	2,000	43,566
Nihon House Holdings Company, Ltd.	12,400	65,672
Nihon Kagaku Sangyo Company, Ltd.	3,200	41,356
Nihon Nohyaku Company, Ltd. (C)	15,800	112,463
Nihon Parkerizing Company, Ltd.	20,500	272,020
SEE NOTES TO FINANCIAL STATEMENTS	ANNUAL REPORT | JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND	57

	Shares	Value
Japan (continued)
Nihon Plast Company, Ltd. (C)	5,400	$50,100
Nihon Tokushu Toryo Company, Ltd.	3,400	73,428
Nihon Yamamura Glass Company, Ltd.	28,000	46,814
Niitaka Company, Ltd.	800	12,482
Nikkato Corp.	2,200	28,364
Nikkiso Company, Ltd.	17,600	209,683
Nikko Company, Ltd.	1,600	34,874
Nikkon Holdings Company, Ltd.	15,500	392,741
Nippi, Inc.	400	13,384
Nippo Corp.	5,300	98,370
Nippon Air Conditioning Services Company, Ltd.	7,000	50,537
Nippon Aqua Company, Ltd.	2,600	9,489
Nippon Beet Sugar Manufacturing Company, Ltd.	3,800	67,010
Nippon Carbide Industries Company, Inc.	2,500	39,602
Nippon Carbon Company, Ltd.	2,300	141,366
Nippon Ceramic Company, Ltd.	2,900	77,683
Nippon Chemical Industrial Company, Ltd.	2,500	91,600
Nippon Chemi-Con Corp.	4,727	155,312
Nippon Chemiphar Company, Ltd.	300	11,972
Nippon Coke & Engineering Company, Ltd.	46,000	47,149
Nippon Commercial Development Company, Ltd.	2,600	43,117
Nippon Computer Dynamics Company, Ltd.	1,200	12,531
Nippon Concept Corp.	800	9,357
Nippon Concrete Industries Company, Ltd.	13,000	40,312
Nippon Denko Company, Ltd. (C)	33,100	85,132
Nippon Densetsu Kogyo Company, Ltd.	8,400	162,996
Nippon Felt Company, Ltd.	2,700	12,219
Nippon Filcon Company, Ltd.	3,100	16,177
Nippon Fine Chemical Company, Ltd.	4,400	53,880
Nippon Flour Mills Company, Ltd.	16,000	267,627
Nippon Gas Company, Ltd.	5,000	236,256
Nippon Hume Corp.	6,700	54,845
Nippon Kanzai Company, Ltd.	4,100	78,561
Nippon Kayaku Company, Ltd.	16,100	188,988
Nippon Kinzoku Company, Ltd.	1,300	20,050
Nippon Kodoshi Corp. (C)	2,000	50,133
Nippon Koei Company, Ltd.	4,000	101,262
Nippon Koshuha Steel Company, Ltd.	2,400	16,601
Nippon Light Metal Holdings Company, Ltd.	151,800	334,441
Nippon Paper Industries Company, Ltd.	25,300	460,257
Nippon Parking Development Company, Ltd.	53,700	83,597
Nippon Pillar Packing Company, Ltd.	6,300	90,251
Nippon Piston Ring Company, Ltd.	2,100	42,513
Nippon Rietec Company, Ltd.	3,000	41,355
Nippon Seiki Company, Ltd.	12,000	223,027
Nippon Seisen Company, Ltd.	1,100	43,229
58	JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND | ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Shares	Value
Japan (continued)
Nippon Sharyo, Ltd. (A)(C)	20,000	$51,629
Nippon Sheet Glass Company, Ltd.	30,600	322,788
Nippon Signal Company, Ltd.	16,500	169,139
Nippon Soda Company, Ltd.	38,000	216,620
Nippon Steel & Sumikin Bussan Corp.	3,868	195,372
Nippon Suisan Kaisha, Ltd.	67,565	370,609
Nippon Systemware Company, Ltd.	1,900	35,233
Nippon Thompson Company, Ltd.	17,500	128,143
Nippon Valqua Industries, Ltd.	4,400	128,370
Nippon View Hotel Company, Ltd.	1,200	14,958
Nippon Yakin Kogyo Company, Ltd.	38,500	128,690
Nipro Corp.	27,800	371,246
Nireco Corp.	1,900	19,101
Nishikawa Rubber Company, Ltd.	3,300	61,739
Nishimatsu Construction Company, Ltd.	13,600	325,662
Nishimatsuya Chain Company, Ltd.	13,400	144,784
Nishi-Nippon Financial Holdings, Inc.	24,500	284,951
Nishi-Nippon Railroad Company, Ltd.	14,500	387,143
Nishio Rent All Company, Ltd.	5,400	168,817
Nissan Shatai Company, Ltd.	15,100	133,694
Nissan Tokyo Sales Holdings Company, Ltd.	8,300	26,148
Nissei ASB Machine Company, Ltd. (C)	1,800	80,871
Nissei Build Kogyo Company, Ltd.	7,900	75,347
Nissei Corp.	1,100	12,213
Nissei Plastic Industrial Company, Ltd.	4,800	51,394
Nissha Company, Ltd. (C)	8,500	176,628
Nisshin Fudosan Company, Ltd.	12,000	62,370
Nisshin Steel Company, Ltd.	12,696	177,729
Nisshinbo Holdings, Inc.	41,058	460,371
Nissin Corp.	4,500	94,208
Nissin Electric Company, Ltd. (C)	12,400	109,641
Nissin Kogyo Company, Ltd.	10,800	180,664
Nissin Sugar Company, Ltd.	3,700	75,498
Nissui Pharmaceutical Company, Ltd.	2,700	32,622
Nitta Corp.	5,000	180,670
Nitta Gelatin, Inc.	3,400	25,387
Nittan Valve Company, Ltd.	4,000	13,026
Nittetsu Mining Company, Ltd.	1,600	73,679
Nitto Boseki Company, Ltd.	8,045	184,872
Nitto FC Company, Ltd.	5,400	36,867
Nitto Kogyo Corp.	8,100	137,555
Nitto Kohki Company, Ltd.	2,500	54,538
Nitto Seiko Company, Ltd.	8,000	48,630
Nittoc Construction Company, Ltd.	7,600	44,977
Nittoku Engineering Company, Ltd.	3,700	117,720
NJS Company, Ltd.	1,900	29,898
SEE NOTES TO FINANCIAL STATEMENTS	ANNUAL REPORT | JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND	59

	Shares	Value
Japan (continued)
nms Holdings Company	2,400	$15,439
Noda Corp.	2,500	23,844
Noevir Holdings Company, Ltd.	900	52,699
NOF Corp.	12,600	418,056
Nohmi Bosai, Ltd.	6,300	133,331
Nojima Corp.	6,000	132,541
Nomura Company, Ltd.	8,400	167,774
Noritake Company, Ltd.	3,100	186,199
Noritsu Koki Company, Ltd.	6,000	156,151
Noritz Corp.	9,200	139,369
North Pacific Bank, Ltd.	85,100	287,482
Nozawa Corp.	2,600	28,323
NS Tool Company, Ltd.	2,000	53,353
NS United Kaiun Kaisha, Ltd.	3,800	79,845
NSD Company, Ltd.	6,106	127,509
NTN Corp.	25,800	105,937
NuFlare Technology, Inc.	1,000	55,585
OAK Capital Corp.	16,400	29,489
Oat Agrio Company, Ltd.	400	9,755
Obara Group, Inc.	3,100	154,202
Odawara Engineering Company, Ltd. (C)	700	19,826
Odelic Company, Ltd.	1,000	39,089
Oenon Holdings, Inc.	17,000	62,217
Ohashi Technica, Inc.	3,800	54,986
Ohba Company, Ltd.	600	3,346
Ohmoto Gumi Company, Ltd.	400	17,988
Ohsho Food Service Corp.	2,200	143,537
Oiles Corp.	5,972	128,579
Okabe Company, Ltd.	10,700	97,989
Okada Aiyon Corp.	2,200	37,283
Okamoto Industries, Inc.	14,000	153,790
Okamoto Machine Tool Works, Ltd.	1,300	48,705
Okamura Corp.	17,200	234,423
Okasan Securities Group, Inc.	43,000	206,064
Okaya Electric Industries Company, Ltd.	2,700	13,811
Oki Electric Industry Company, Ltd.	21,000	264,504
Okinawa Cellular Telephone Company	3,200	124,375
OKK Corp.	2,500	24,720
OKUMA Corp.	6,276	361,975
Okumura Corp.	7,800	236,811
Okura Industrial Company, Ltd.	2,600	50,813
Okuwa Company, Ltd.	7,000	65,711
Olympic Group Corp. (C)	3,100	25,025
ONO Sokki Company, Ltd.	2,000	14,687
Onoken Company, Ltd.	5,700	90,982
Onward Holdings Company, Ltd.	32,000	211,953
60	JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND | ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Shares	Value
Japan (continued)
Ootoya Holdings Company, Ltd.	2,000	$39,779
Open Door, Inc. (A)	2,500	75,218
OPT Holding, Inc. (C)	3,900	106,540
Optex Group Company, Ltd.	6,300	140,132
Optim Corp. (A)	600	21,075
Organo Corp.	2,000	56,371
Origin Electric Company, Ltd.	2,200	34,044
Oro Company, Ltd.	300	14,137
Osaka Organic Chemical Industry, Ltd.	4,800	60,029
Osaka Soda Company, Ltd.	4,100	116,585
Osaka Steel Company, Ltd.	4,000	72,514
OSAKA Titanium Technologies Company, Ltd. (C)	5,600	82,922
Osaki Electric Company, Ltd.	13,000	95,493
OSG Corp.	14,400	330,205
OSJB Holdings Corp.	30,200	77,908
Otsuka Kagu, Ltd. (C)	4,600	13,992
OUG Holdings, Inc.	1,200	29,976
Outsourcing, Inc.	16,200	304,647
Oyo Corp.	6,400	80,841
Ozu Corp. (C)	2,000	35,475
Pacific Industrial Company, Ltd.	11,900	192,695
Pacific Metals Company, Ltd. (A)	4,800	161,038
PAL GROUP Holdings Company, Ltd.	3,200	71,461
PALTAC Corp.	3,400	184,625
Paltek Corp.	1,800	9,747
PAPYLESS Company, Ltd. (C)	600	14,191
Paraca, Inc.	1,600	32,968
Paramount Bed Holdings Company, Ltd.	4,100	188,498
Parco Company, Ltd.	5,600	59,403
Paris Miki Holdings, Inc.	6,300	26,798
Parker Corp.	4,000	22,849
Pasco Corp. (A)	4,000	9,713
Pasona Group, Inc.	4,700	77,677
PC Depot Corp. (C)	10,500	51,811
PCI Holdings, Inc.	800	20,676
Pegasus Sewing Machine Manufacturing Company, Ltd.	5,500	50,554
Penta-Ocean Construction Company, Ltd.	68,400	401,198
People Company, Ltd.	1,200	15,313
Pepper Food Service Company, Ltd. (C)	2,900	99,556
Phil Company, Inc. (A)	700	31,345
PIA Corp.	1,100	51,294
Pickles Corp.	1,400	26,440
Pilot Corp.	5,100	290,352
Piolax, Inc.	7,800	170,694
Pioneer Corp. (A)	108,000	126,248
Plant Company, Ltd.	900	10,540
SEE NOTES TO FINANCIAL STATEMENTS	ANNUAL REPORT | JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND	61

	Shares	Value
Japan (continued)
Plenus Company, Ltd. (C)	5,900	$98,399
Poletowin Pitcrew Holdings, Inc.	2,700	61,820
Press Kogyo Company, Ltd.	26,700	139,818
Pressance Corp.	9,200	140,763
Prestige International, Inc.	13,000	149,332
Prima Meat Packers, Ltd.	33,000	163,816
Pronexus, Inc.	4,800	53,382
Properst Company, Ltd.	9,300	16,231
Pro-Ship, Inc.	500	10,593
Prospect Company, Ltd. (C)	148,000	58,588
Proto Corp.	3,400	48,868
PS Mitsubishi Construction Company, Ltd.	12,700	58,675
Punch Industry Company, Ltd.	4,200	34,990
Qol Company, Ltd.	4,500	89,609
Quick Company, Ltd.	2,200	39,802
Raccoon Company, Ltd.	4,700	27,809
Raito Kogyo Company, Ltd.	11,600	146,108
Rakus Company, Ltd.	1,200	22,688
Rasa Corp.	2,900	25,864
Rasa Industries, Ltd. (C)	2,100	50,585
Raysum Company, Ltd. (C)	4,300	67,725
RECOMM Company, Ltd. (C)	19,800	46,348
Relia, Inc.	7,000	91,100
Remixpoint, Inc.	2,700	25,982
Renaissance, Inc.	2,700	55,440
Renesas Easton Company, Ltd.	4,400	20,971
RENOVA, Inc. (A)	5,000	51,729
Renown, Inc. (A)	15,500	17,431
Resol Holdings Company, Ltd.	400	15,648
Resorttrust, Inc.	15,900	256,948
Retail Partners Company, Ltd. (C)	4,500	64,815
Rheon Automatic Machinery Company, Ltd.	4,600	82,000
Rhythm Watch Company, Ltd.	2,000	37,347
Riberesute Corp.	2,000	16,788
Ricoh Leasing Company, Ltd.	4,000	132,264
Ride On Express Holdings Company, Ltd.	1,600	25,107
Right On Company, Ltd.	4,700	43,370
Riken Corp.	2,700	141,906
Riken Keiki Company, Ltd.	5,400	119,680
Riken Technos Corp.	11,000	56,276
Riken Vitamin Company, Ltd.	2,400	84,391
Ringer Hut Company, Ltd. (C)	4,500	95,582
Rion Company, Ltd.	2,200	46,557
Riso Kagaku Corp.	6,900	167,730
Riso Kyoiku Company, Ltd. (C)	8,400	64,062
Rock Field Company, Ltd.	5,500	90,676
62	JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND | ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Shares	Value
Japan (continued)
Rokko Butter Company, Ltd.	3,600	$85,906
Roland DG Corp.	3,500	82,131
Rorze Corp. (C)	2,400	49,642
Round One Corp.	16,900	222,190
Royal Holdings Company, Ltd.	6,600	163,596
Rozetta Corp. (A)	1,200	19,694
RS Technologies Company, Ltd.	1,100	58,829
RVH, Inc. (A)	2,900	7,591
Ryobi, Ltd.	8,400	307,934
Ryoden Corp.	4,800	71,765
Ryosan Company, Ltd.	7,729	291,067
Ryoyo Electro Corp.	6,600	105,651
S Foods, Inc.	3,400	133,209
S Line Company, Ltd.	2,000	21,057
S&B Foods, Inc.	500	44,086
Sac's Bar Holdings, Inc.	6,000	47,786
Sagami Rubber Industries Company, Ltd.	2,000	44,399
Saibu Gas Company, Ltd.	8,400	193,142
Saison Information Systems Company, Ltd.	1,000	11,510
Saizeriya Company, Ltd. (C)	7,300	146,256
Sakai Chemical Industry Company, Ltd.	5,800	152,041
Sakai Heavy Industries, Ltd.	1,100	31,693
Sakai Moving Service Company, Ltd. (C)	2,000	108,790
Sakai Ovex Company, Ltd.	2,000	44,057
Sakata INX Corp.	11,100	147,569
Sakura Internet, Inc.	4,500	28,541
Sala Corp.	15,500	91,874
Samco, Inc.	1,600	17,665
SAMTY Company, Ltd. (C)	5,200	112,015
San Holdings, Inc.	1,200	29,591
San Ju San Financial Group, Inc. (A)	6,320	124,809
San-A Company, Ltd. (C)	4,200	195,885
San-Ai Oil Company, Ltd.	15,400	191,594
Sanden Holdings Corp.	5,800	76,131
Sanei Architecture Planning Company, Ltd.	2,700	45,298
Sangetsu Corp.	13,200	251,964
Sanix, Inc. (A)	12,300	29,831
Sanken Electric Company, Ltd.	36,437	208,952
Sanki Engineering Company, Ltd.	14,000	151,653
Sanko Gosei, Ltd.	3,100	13,169
Sanko Metal Industrial Company, Ltd.	600	18,428
Sankyo Frontier Company, Ltd.	1,000	33,081
Sankyo Seiko Company, Ltd.	10,400	44,811
Sankyo Tateyama, Inc.	8,300	102,890
Sanoh Industrial Company, Ltd.	8,900	52,752
Sanoyas Holdings Corp.	9,400	18,286
SEE NOTES TO FINANCIAL STATEMENTS	ANNUAL REPORT | JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND	63

	Shares	Value
Japan (continued)
Sansei Landic Company, Ltd.	1,100	$13,150
Sansei Technologies, Inc.	3,900	55,066
Sansha Electric Manufacturing Company, Ltd.	4,100	49,862
Sanshin Electronics Company, Ltd.	6,200	106,308
Sanyo Chemical Industries, Ltd.	3,200	155,381
Sanyo Denki Company, Ltd.	1,700	90,657
Sanyo Electric Railway Company, Ltd.	4,900	112,894
Sanyo Engineering & Construction, Inc.	1,900	14,484
Sanyo Housing Nagoya Company, Ltd. (C)	3,900	39,088
Sanyo Shokai, Ltd.	3,300	59,761
Sanyo Special Steel Company, Ltd. (C)	6,229	143,551
Sanyo Trading Company, Ltd.	3,100	57,949
Sapporo Holdings, Ltd. (C)	15,000	313,870
Sata Construction Company, Ltd.	1,800	6,913
Sato Holdings Corp.	6,400	206,528
Sato Shoji Corp.	3,400	35,426
Satori Electric Company, Ltd.	4,700	41,693
Sawada Holdings Company, Ltd.	7,000	60,135
Sawai Pharmaceutical Company, Ltd.	9,200	491,221
Saxa Holdings, Inc.	1,800	35,349
SBS Holdings, Inc.	5,100	62,412
Scala, Inc. (C)	5,700	61,884
Scroll Corp. (C)	9,200	63,542
Seed Company, Ltd.	3,300	62,675
Seibu Electric Industry Company, Ltd.	600	21,534
Seika Corp.	3,000	54,730
Seikagaku Corp.	10,100	142,468
Seikitokyu Kogyo Company, Ltd.	9,200	57,328
Seiko Holdings Corp.	7,200	201,326
Seiko PMC Corp.	3,000	28,137
Seikoh Giken Company, Ltd.	1,200	19,454
Seiren Company, Ltd.	11,900	202,548
Sekisui Jushi Corp.	7,800	154,262
Sekisui Plastics Company, Ltd.	8,100	73,817
Senko Group Holdings Company, Ltd.	26,400	217,383
Senshu Electric Company, Ltd.	2,300	63,369
Senshu Ikeda Holdings, Inc.	67,300	237,952
Senshukai Company, Ltd. (A)	7,500	30,384
SFP Holdings Company, Ltd.	2,300	38,404
Shibaura Electronics Company, Ltd.	2,200	89,953
Shibaura Mechatronics Corp.	10,000	37,650
Shibuya Corp.	3,800	141,043
Shidax Corp.	6,600	22,817
SHIFT, Inc. (A)	1,300	57,023
Shikibo, Ltd.	2,100	24,601
Shikoku Chemicals Corp.	10,000	131,364
64	JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND | ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Shares	Value
Japan (continued)
Shima Seiki Manufacturing, Ltd.	4,200	$196,080
Shimachu Company, Ltd.	12,800	418,074
Shimojima Company, Ltd.	1,800	16,695
Shin Nippon Air Technologies Company, Ltd.	3,600	51,914
Shin Nippon Biomedical Laboratories, Ltd. (A)	7,100	38,761
Shinagawa Refractories Company, Ltd.	2,100	95,591
Shindengen Electric Manufacturing Company, Ltd.	2,100	105,597
Shin-Etsu Polymer Company, Ltd.	11,800	99,175
Shinkawa, Ltd. (A)	6,100	37,603
Shin-Keisei Electric Railway Company, Ltd.	800	15,709
Shinko Electric Industries Company, Ltd.	19,400	182,656
Shinko Plantech Company, Ltd.	12,100	113,234
Shinko Shoji Company, Ltd.	6,700	99,118
Shinmaywa Industries, Ltd.	22,000	265,111
Shinnihon Corp.	6,400	68,235
Shinoken Group Company, Ltd.	6,400	100,379
Shinsho Corp.	1,500	43,853
Shinwa Company, Ltd.	2,600	51,743
Ship Healthcare Holdings, Inc.	10,000	384,612
Shizuki Electric Company, Inc.	5,000	36,237
Shizuoka Gas Company, Ltd.	17,400	143,110
Shobunsha Publications, Inc.	4,100	23,821
Shoei Company, Ltd. (C)	3,100	131,929
Shoei Foods Corp.	2,900	103,927
Shofu, Inc.	3,500	40,777
Shoko Company, Ltd. (A)	1,700	13,902
Showa Aircraft Industry Company, Ltd.	2,000	23,443
Showa Corp.	12,100	192,743
Showa Sangyo Company, Ltd.	5,800	152,766
Showa Shinku Company, Ltd.	900	12,443
Sigma Koki Company, Ltd.	1,800	32,654
SIGMAXYZ, Inc.	3,000	36,469
Siix Corp. (C)	7,600	152,524
Sinanen Holdings Company, Ltd.	2,400	58,222
Sinfonia Technology Company, Ltd.	32,000	114,480
Sinko Industries, Ltd.	4,700	71,279
Sintokogio, Ltd.	13,300	123,044
SK Kaken Company, Ltd.	1,000	88,233
SK-Electronics Company, Ltd.	1,900	38,952
SKY Perfect JSAT Holdings, Inc.	39,500	186,955
SMK Corp.	18,000	53,707
SMS Company, Ltd.	11,000	208,395
SNT Corp.	11,900	47,093
Soda Nikka Company, Ltd.	3,800	21,183
Sodick Company, Ltd.	13,200	128,094
Soft99 Corp.	1,300	13,084
SEE NOTES TO FINANCIAL STATEMENTS	ANNUAL REPORT | JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND	65

	Shares	Value
Japan (continued)
Softbank Technology Corp.	3,400	$75,102
Softbrain Company, Ltd.	6,100	25,011
Softcreate Holdings Corp.	2,100	32,162
Software Service, Inc. (C)	900	67,744
Sogo Medical Company, Ltd.	4,900	100,609
Soken Chemical & Engineering Company, Ltd.	1,900	36,575
Solasto Corp.	9,600	110,329
Soliton Systems KK	1,800	16,225
Solxyz Company, Ltd.	1,900	17,326
So-net Media Networks Corp. (A)	900	21,025
Soshin Electric Company, Ltd.	2,400	11,797
Sotoh Company, Ltd.	2,400	22,136
Sourcenext Corp. (C)	9,600	84,379
Space Company, Ltd.	2,970	35,541
Sparx Group Company, Ltd. (C)	28,400	67,204
SPK Corp.	900	19,950
S-Pool, Inc. (C)	3,500	55,191
SRA Holdings (C)	2,300	68,404
Srg Takamiya Company, Ltd.	6,000	36,743
SRS Holdings Company, Ltd.	1,700	15,307
ST Corp.	800	14,719
St. Marc Holdings Company, Ltd.	3,600	84,405
Star Mica Company, Ltd. (C)	2,800	54,599
Star Micronics Company, Ltd. (C)	5,500	99,220
Starts Corp., Inc.	6,800	154,484
Starzen Company, Ltd.	1,600	66,849
St-Care Holding Corp.	3,300	19,621
Stella Chemifa Corp. (C)	3,500	125,633
Step Company, Ltd.	2,000	27,894
Strike Company, Ltd. (C)	1,500	50,890
Studio Alice Company, Ltd. (C)	2,300	51,289
Subaru Enterprise Company, Ltd.	300	15,781
Sugimoto & Company, Ltd.	3,200	53,876
Sumida Corp.	7,100	93,345
Suminoe Textile Company, Ltd.	1,699	43,916
Sumiseki Holdings, Inc.	21,100	25,805
Sumitomo Densetsu Company, Ltd.	4,800	80,615
Sumitomo Mitsui Construction Company, Ltd.	41,560	274,252
Sumitomo Osaka Cement Company, Ltd.	104,000	445,348
Sumitomo Precision Products Company, Ltd.	9,000	31,684
Sumitomo Riko Company, Ltd.	10,700	104,130
Sumitomo Seika Chemicals Company, Ltd.	2,700	138,633
Sun Corp.	5,300	30,314
Sun Frontier Fudousan Company, Ltd.	8,800	108,419
Suncall Corp.	5,000	36,029
Sun-Wa Technos Corp.	2,900	38,683
66	JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND | ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Shares	Value
Japan (continued)
Suzuden Corp.	1,300	$16,206
Suzuki Company, Ltd.	1,400	10,703
SWCC Showa Holdings Company, Ltd.	6,500	46,440
Synchro Food Company, Ltd. (A)	1,500	12,355
System Information Company, Ltd.	1,100	13,175
Systemsoft Corp.	10,000	11,248
Systena Corp.	18,000	232,604
Syuppin Company, Ltd. (C)	3,300	42,020
T Hasegawa Company, Ltd.	6,000	117,947
T RAD Company, Ltd.	1,900	51,958
T&K Toka Company, Ltd.	5,700	59,634
Tachibana Eletech Company, Ltd.	5,000	85,631
Tachikawa Corp.	3,700	37,820
Tachi-S Company, Ltd.	9,400	149,680
Tadano, Ltd.	20,500	225,631
Taihei Dengyo Kaisha, Ltd.	5,500	136,071
Taiheiyo Kouhatsu, Inc.	1,200	10,782
Taiho Kogyo Company, Ltd.	5,600	58,662
Taikisha, Ltd.	6,200	199,823
Taisei Lamick Company, Ltd.	1,700	48,900
Taiyo Holdings Company, Ltd.	4,100	161,575
Takachiho Koheki Company, Ltd.	1,300	11,985
Takamatsu Construction Group Company, Ltd.	2,800	72,745
Takamatsu Machinery Company, Ltd.	1,100	10,173
Takano Company, Ltd.	2,000	18,541
Takaoka Toko Company, Ltd.	2,770	42,154
Takara Holdings, Inc.	15,800	156,623
Takara Leben Company, Ltd.	23,800	79,001
Takara Printing Company, Ltd.	1,100	18,131
Takara Standard Company, Ltd.	10,200	165,555
Takasago International Corp. (C)	4,000	141,678
Takasago Thermal Engineering Company, Ltd.	12,300	217,362
Takashima & Company, Ltd.	1,400	26,218
Take And Give Needs Company, Ltd.	3,980	77,165
Takebishi Corp.	1,600	23,397
Takeei Corp.	5,700	46,839
Takemoto Yohki Company, Ltd.	900	24,990
Takeuchi Manufacturing Company, Ltd.	9,400	240,551
Takihyo Company, Ltd.	1,600	31,770
Takisawa Machine Tool Company, Ltd.	2,600	42,251
Takuma Company, Ltd.	18,000	221,757
Tama Home Company, Ltd.	4,700	44,375
Tamron Company, Ltd.	5,100	101,139
Tamura Corp.	19,000	137,490
Tanabe Engineering Corp.	1,900	15,559
Tanseisha Company, Ltd.	7,800	88,449
SEE NOTES TO FINANCIAL STATEMENTS	ANNUAL REPORT | JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND	67

	Shares	Value
Japan (continued)
Tateru, Inc. (C)	5,700	$82,291
Tatsuta Electric Wire & Cable Company, Ltd.	11,300	61,685
Tayca Corp.	5,000	124,791
Tazmo Company, Ltd.	1,100	14,943
TBK Company, Ltd.	6,000	26,440
TDC Soft, Inc.	3,300	59,320
Teac Corp. (A)(C)	51,000	16,526
Tear Corp.	2,100	18,693
TechMatrix Corp.	4,200	80,169
TECHNO ASSOCIE Company, Ltd.	1,000	11,912
Techno Horizon Holdings Company, Ltd.	2,700	11,070
Techno Medica Company, Ltd.	1,500	27,799
Techno Ryowa, Ltd.	2,900	23,399
Techno Smart Corp.	3,200	29,217
TechnoPro Holdings, Inc.	6,200	386,351
Tecnos Japan, Inc.	3,400	28,842
Teikoku Electric Manufacturing Company, Ltd.	5,500	82,966
Teikoku Sen-I Company, Ltd.	5,000	115,193
Teikoku Tsushin Kogyo Company, Ltd.	2,800	32,241
Tekken Corp.	3,300	82,829
Tenma Corp.	5,300	88,185
Tenox Corp.	2,100	18,818
Tenpos Holdings Company, Ltd.	900	17,543
Teraoka Seisakusho Company, Ltd.	2,900	17,631
TESEC Corp.	1,400	23,144
T-Gaia Corp.	5,900	155,265
The 77 Bank, Ltd.	18,800	437,952
The Aichi Bank, Ltd.	2,700	120,109
The Akita Bank, Ltd.	5,400	138,938
The Aomori Bank, Ltd.	5,400	159,216
The Awa Bank, Ltd.	50,000	323,615
The Bank of Iwate, Ltd.	4,900	218,291
The Bank of Kochi, Ltd.	2,600	26,359
The Bank of Nagoya, Ltd.	4,800	165,682
The Bank of Okinawa, Ltd.	6,305	245,295
The Bank of Saga, Ltd.	4,900	101,428
The Bank of Toyama, Ltd.	500	18,357
The Chiba Kogyo Bank, Ltd.	17,600	77,803
The Chukyo Bank, Ltd.	3,500	72,734
The Daishi Bank, Ltd.	7,700	308,458
The Daito Bank, Ltd.	2,800	31,390
The Ehime Bank, Ltd.	11,150	122,963
The Eighteenth Bank, Ltd.	70,000	226,258
The First Bank of Toyama, Ltd.	7,400	30,078
The Fukui Bank, Ltd.	6,818	139,728
The Fukushima Bank, Ltd. (A)	7,400	45,701
68	JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND | ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Shares	Value
Japan (continued)
The Furukawa Battery Company, Ltd.	3,900	$31,000
The Hokkoku Bank, Ltd.	6,400	250,991
The Hokuetsu Bank, Ltd.	6,800	136,974
The Hyakugo Bank, Ltd.	67,600	279,063
The Hyakujushi Bank, Ltd.	63,000	185,997
The Japan Steel Works, Ltd.	11,500	294,514
The Japan Wool Textile Company, Ltd.	14,900	123,114
The Juroku Bank, Ltd.	8,100	210,179
The Keiyo Bank, Ltd.	64,000	273,981
The Kinki Sharyo Company, Ltd. (A)	1,200	25,435
The Kita-Nippon Bank, Ltd.	2,600	60,517
The Kiyo Bank, Ltd.	16,139	246,814
The Kosei Securities Company, Ltd.	1,900	20,053
The Michinoku Bank, Ltd.	5,500	90,377
The Miyazaki Bank, Ltd.	4,700	137,655
The Monogatari Corp.	1,100	102,858
The Musashino Bank, Ltd.	7,800	226,111
The Nagano Bank, Ltd.	2,500	38,878
The Nanto Bank, Ltd.	9,200	237,411
The Nippon Road Company, Ltd.	2,200	121,598
The Nisshin Oillio Group, Ltd.	8,700	235,194
The Ogaki Kyoritsu Bank, Ltd.	9,700	245,048
The Oita Bank, Ltd.	4,000	139,969
The Okinawa Electric Power Company, Inc.	12,100	243,194
The Pack Corp.	3,500	99,134
The San-In Godo Bank, Ltd.	41,500	349,752
The Shibusawa Warehouse Company, Ltd.	2,800	42,349
The Shiga Bank, Ltd.	60,000	299,116
The Shikoku Bank, Ltd.	11,800	138,951
The Shimane Bank, Ltd.	200	2,188
The Shimizu Bank, Ltd.	2,100	40,652
The Sumitomo Warehouse Company, Ltd.	31,952	198,819
The Taiko Bank, Ltd.	2,200	40,545
The Tochigi Bank, Ltd.	24,100	80,427
The Toho Bank, Ltd.	60,000	222,431
The Tohoku Bank, Ltd.	2,600	31,547
The Torigoe Company, Ltd.	4,000	35,168
The Tottori Bank, Ltd.	2,500	37,357
The Towa Bank, Ltd.	11,200	103,327
The Yamagata Bank, Ltd.	9,000	199,612
The Yamanashi Chuo Bank, Ltd.	48,255	173,201
The Zenitaka Corp.	600	27,357
Tigers Polymer Corp.	3,800	26,209
TKC Corp.	4,800	186,616
Toa Corp. (Hyogo)	6,400	69,299
Toa Corp. (Tokyo)	5,800	154,768
SEE NOTES TO FINANCIAL STATEMENTS	ANNUAL REPORT | JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND	69

	Shares	Value
Japan (continued)
Toa Oil Company, Ltd.	22,000	$53,997
Toa Road Corp.	1,100	35,370
Toabo Corp.	3,800	18,422
Toagosei Company, Ltd.	28,500	323,859
Toba, Inc.	800	21,537
Tobishima Corp.	44,200	74,737
Tobu Store Company, Ltd.	800	28,280
TOC Company, Ltd.	13,800	100,280
Tocalo Company, Ltd.	13,600	157,236
Toda Corp.	6,000	41,657
Toda Kogyo Corp.	1,300	33,993
Toei Animation Company, Ltd.	3,300	116,984
Toei Company, Ltd.	1,700	195,912
Toell Company, Ltd.	2,300	19,475
Toenec Corp.	2,200	62,641
Togami Electric Manufacturing Company, Ltd.	600	9,106
Toho Acetylene Company, Ltd.	900	12,455
Toho Company, Ltd.	2,100	42,742
Toho Holdings Company, Ltd.	13,900	366,006
Toho Titanium Company, Ltd.	9,900	103,718
Toho Zinc Company, Ltd.	3,800	126,265
Tohoku Steel Company, Ltd.	500	6,250
Tohokushinsha Film Corp.	3,700	23,129
Tohto Suisan Company, Ltd.	500	9,651
Tokai Corp.	5,000	112,903
TOKAI Holdings Corp.	17,000	164,349
Tokai Lease Company, Ltd.	300	5,575
Tokai Rika Company, Ltd.	14,000	294,796
Tokai Tokyo Financial Holdings, Inc.	48,400	280,856
Token Corp.	1,750	123,860
Tokushu Tokai Paper Company, Ltd.	2,600	105,275
Tokuyama Corp.	12,400	380,355
Tokyo Base Company, Ltd. (A)(C)	3,800	23,111
Tokyo Dome Corp.	25,800	217,460
Tokyo Electron Device, Ltd.	3,000	54,424
Tokyo Energy & Systems, Inc.	7,200	70,194
Tokyo Individualized Educational Institute, Inc.	3,300	49,610
Tokyo Keiki, Inc.	4,200	42,986
Tokyo Kiraboshi Financial Group, Inc.	8,258	185,828
Tokyo Ohka Kogyo Company, Ltd.	8,700	279,188
Tokyo Rakutenchi Company, Ltd.	1,200	53,841
Tokyo Rope Manufacturing Company, Ltd.	3,400	46,140
Tokyo Sangyo Company, Ltd.	3,500	25,343
Tokyo Seimitsu Company, Ltd.	9,700	301,423
Tokyo Steel Manufacturing Company, Ltd. (C)	25,200	201,506
Tokyo Tekko Company, Ltd.	2,000	31,579
70	JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND | ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Shares	Value
Japan (continued)
Tokyo Theatres Company, Inc.	1,500	$18,963
Tokyotokeiba Company, Ltd.	4,500	175,569
Tokyu Construction Company, Ltd.	19,900	182,843
Tokyu Recreation Company, Ltd.	800	34,970
Toli Corp.	14,000	44,080
Tomato Bank, Ltd.	2,100	27,191
Tomen Devices Corp.	400	9,881
Tomoe Corp.	7,600	31,913
Tomoe Engineering Company, Ltd.	2,200	49,673
Tomoegawa Company, Ltd.	2,000	4,840
Tomoku Company, Ltd.	3,400	62,148
TOMONY Holdings, Inc.	43,800	182,888
Tomy Company, Ltd.	20,600	202,722
Tonami Holdings Company, Ltd. (C)	1,900	110,654
Topcon Corp.	20,400	355,628
Toppan Forms Company, Ltd.	13,200	129,790
Topre Corp.	8,100	196,771
Topy Industries, Ltd.	5,700	154,524
Torex Semiconductor, Ltd.	900	13,753
Toridoll Holdings Corp. (C)	5,200	117,562
Torii Pharmaceutical Company, Ltd.	4,300	91,575
Torikizoku Company, Ltd. (C)	1,400	29,221
Torishima Pump Manufacturing Company, Ltd.	4,800	44,729
Tosei Corp.	10,800	103,905
Toshiba Machine Company, Ltd.	33,000	154,717
Toshiba Plant Systems & Services Corp.	10,600	228,999
Toshiba TEC Corp.	29,000	173,635
Tosho Company, Ltd.	3,400	132,036
Tosho Printing Company, Ltd.	5,700	44,697
Totech Corp.	1,400	37,970
Totetsu Kogyo Company, Ltd.	6,100	163,741
Totoku Electric Company, Ltd.	500	9,966
Toukei Computer Company, Ltd.	700	18,641
Tow Company, Ltd.	4,600	30,356
Towa Corp.	6,000	58,793
Towa Pharmaceutical Company, Ltd.	2,400	167,065
Toyo Construction Company, Ltd.	21,500	78,927
Toyo Corp.	6,100	49,192
Toyo Denki Seizo KK	1,600	23,281
Toyo Engineering Corp. (A)(C)	8,400	72,594
Toyo Gosei Company, Ltd.	1,400	16,217
Toyo Ink SC Holdings Company, Ltd.	9,800	250,755
Toyo Kanetsu KK	2,600	77,005
Toyo Logistics Company, Ltd.	6,100	19,195
Toyo Machinery & Metal Company, Ltd.	6,200	42,143
Toyo Securities Company, Ltd.	22,000	47,746
SEE NOTES TO FINANCIAL STATEMENTS	ANNUAL REPORT | JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND	71

	Shares	Value
Japan (continued)
Toyo Tanso Company, Ltd.	3,300	$96,676
Toyo Tire & Rubber Company, Ltd.	19,500	319,675
Toyo Wharf & Warehouse Company, Ltd.	1,900	28,250
Toyobo Company, Ltd.	22,706	414,163
TPR Company, Ltd.	5,500	129,004
Trancom Company, Ltd.	1,700	115,454
Transaction Company, Ltd.	2,400	17,067
Transcosmos, Inc.	600	14,503
Tri Chemical Laboratories, Inc. (C)	1,700	70,245
Trinity Industrial Corp.	2,000	11,815
Trusco Nakayama Corp.	9,400	251,053
Trust Tech, Inc.	1,900	83,378
TSI Holdings Company, Ltd.	21,305	141,246
Tsubaki Nakashima Company, Ltd.	5,800	118,417
Tsubakimoto Chain Company	32,000	286,193
Tsubakimoto Kogyo Company, Ltd.	1,000	29,475
Tsudakoma Corp. (A)	700	12,844
Tsugami Corp. (C)	13,000	138,152
Tsukada Global Holdings, Inc.	4,800	28,065
Tsukishima Kikai Company, Ltd.	7,100	96,169
Tsukuba Bank, Ltd.	25,800	62,211
Tsukui Corp.	12,400	117,623
Tsurumi Manufacturing Company, Ltd.	4,100	69,233
Tsutsumi Jewelry Company, Ltd.	2,500	48,451
Tsuzuki Denki Company, Ltd.	2,100	19,938
TTK Company, Ltd.	2,000	14,607
TV Asahi Holdings Corp.	3,900	72,512
Tv Tokyo Holdings Corp.	4,400	107,971
TYK Corp.	6,400	28,756
UACJ Corp.	8,371	190,320
Uchida Yoko Company, Ltd.	2,600	74,015
Uchiyama Holdings Company, Ltd.	3,300	14,956
Ueki Corp.	600	13,795
Ukai Company, Ltd.	600	23,892
UKC Holdings Corp.	4,500	99,135
Ulvac, Inc.	9,000	372,753
UMC Electronics Company, Ltd.	1,000	18,519
Umenohana Company, Ltd.	1,300	31,985
Uniden Holdings Corp.	20,000	52,298
UNIMAT Retirement Community Company, Ltd.	1,300	22,440
Union Tool Company	2,300	81,823
Unipres Corp.	10,900	211,892
United Arrows, Ltd.	5,700	209,251
United Super Markets Holdings, Inc.	13,400	152,993
UNITED, Inc. (C)	3,900	107,539
Unitika, Ltd. (A)	15,200	93,010
72	JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND | ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Shares	Value
Japan (continued)
Unizo Holdings Company, Ltd.	7,700	$147,241
Uoriki Company, Ltd.	2,000	27,637
Urbanet Corp. Company, Ltd.	3,800	12,024
Usen-Next Holdings Company, Ltd. (A)	2,900	42,480
U-Shin, Ltd. (A)	7,900	51,182
Ushio, Inc.	29,200	384,995
UT Group Company, Ltd. (A)	5,200	174,898
Utoc Corp.	4,300	19,802
Uzabase, Inc. (A)	1,100	32,150
V Technology Company, Ltd. (C)	1,100	188,944
Valor Holdings Company, Ltd.	8,900	188,803
Value HR Company, Ltd.	800	15,532
ValueCommerce Company, Ltd.	3,100	57,330
V-Cube, Inc. (A)	2,400	13,331
Vector, Inc.	6,700	152,951
VeriServe Corp.	400	16,061
VIA Holdings, Inc.	4,700	30,276
Village Vanguard Company, Ltd.	1,400	12,849
Vision, Inc. (A)	1,700	72,456
Visionary Holdings Company, Ltd. (A)	32,600	38,170
Vital KSK Holdings, Inc.	11,900	135,231
Vitec Holdings Company, Ltd.	2,600	50,453
Voyage Group, Inc.	2,500	34,806
VT Holdings Company, Ltd.	21,400	96,840
Wacoal Holdings Corp.	13,500	399,476
Wacom Company, Ltd.	15,000	67,273
Wakachiku Construction Company, Ltd.	3,500	49,183
Wakamoto Pharmaceutical Company, Ltd.	4,500	11,607
Wakita & Company, Ltd.	12,400	145,846
Warabeya Nichiyo Holdings Company, Ltd.	4,500	88,538
Waseda Academy Company, Ltd.	600	10,579
Watahan & Company, Ltd.	1,500	37,428
WATAMI Company, Ltd.	5,600	61,977
Watts Company, Ltd.	2,500	21,380
WDB Holdings Company, Ltd.	2,100	74,524
Weathernews, Inc.	1,700	49,773
West Holdings Corp.	5,100	36,354
Will Group, Inc.	1,900	18,059
WIN-Partners Company, Ltd.	3,500	41,031
WirelessGate, Inc.	2,500	17,075
Wood One Company, Ltd.	2,200	25,762
World Holdings Company, Ltd.	1,600	49,141
Wowow, Inc.	1,700	50,984
Xebio Holdings Company, Ltd.	8,300	120,527
YAC Holdings Company, Ltd.	2,200	17,189
Yachiyo Industry Company, Ltd.	2,500	24,953
SEE NOTES TO FINANCIAL STATEMENTS	ANNUAL REPORT | JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND	73

	Shares	Value
Japan (continued)
Yagi & Company, Ltd.	800	$12,960
Yahagi Construction Company, Ltd.	7,500	55,934
Yaizu Suisankagaku Industry Company, Ltd.	2,900	29,103
Yakuodo Company, Ltd. (C)	2,900	97,270
YAMABIKO Corp.	9,000	106,045
YAMADA Consulting Group Company, Ltd.	2,200	51,664
Yamaichi Electronics Company, Ltd.	6,700	97,116
YA-MAN, Ltd.	6,800	116,108
Yamashina Corp.	24,800	20,270
Yamashin-Filter Corp.	7,600	69,689
Yamatane Corp.	2,900	51,436
Yamato Corp.	5,900	33,729
Yamato International, Inc.	5,700	27,687
Yamato Kogyo Company, Ltd.	10,900	313,068
Yamaura Corp.	1,600	12,645
Yamaya Corp.	1,000	28,351
Yamazawa Company, Ltd.	1,000	15,631
Yamazen Corp.	15,100	168,101
Yaoko Company, Ltd.	3,900	216,472
Yashima Denki Company, Ltd.	3,600	29,912
Yasuda Logistics Corp.	5,700	47,981
Yasunaga Corp.	2,700	47,888
Yellow Hat, Ltd.	4,300	119,695
Yodogawa Steel Works, Ltd.	6,165	145,043
Yokogawa Bridge Holdings Corp.	8,900	178,301
Yokohama Reito Company, Ltd.	10,400	84,661
Yokowo Company, Ltd. (C)	3,700	51,025
Yomeishu Seizo Company, Ltd.	1,500	32,386
Yomiuri Land Company, Ltd.	800	32,343
Yondenko Corp.	800	19,194
Yondoshi Holdings, Inc.	4,559	96,552
Yorozu Corp.	6,100	91,062
Yoshinoya Holdings Company, Ltd.	4,900	82,520
Yossix Company, Ltd.	900	22,685
Yotai Refractories Company, Ltd.	5,000	41,194
Yuasa Funashoku Company, Ltd.	1,100	36,633
Yuasa Trading Company, Ltd.	3,800	132,523
Yuken Kogyo Company, Ltd.	1,200	25,863
Yume No Machi Souzou Iinkai Company, Ltd. (C)	6,400	192,565
Yumeshin Holdings Company, Ltd.	9,500	100,676
Yurtec Corp.	11,000	87,453
Yushiro Chemical Industry Company, Ltd.	2,800	37,567
Yutaka Giken Company, Ltd.	1,000	23,790
Zaoh Company, Ltd.	1,000	13,657
Zappallas, Inc. (A)	800	2,763
Zenrin Company, Ltd.	8,700	267,569
74	JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND | ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Shares	Value
Japan (continued)
ZERIA Pharmaceutical Company, Ltd.	4,900	$104,927
ZIGExN Company, Ltd. (A)	9,400	69,457
Zojirushi Corp.	9,400	125,992
Zuiko Corp.	1,100	31,365
Zuken, Inc.	3,100	47,395
Jersey, Channel Islands 0.1%		446,401
Centamin PLC	332,915	441,650
Lydian International, Ltd. (A)	31,000	4,751
Jordan 0.1%		465,816
Hikma Pharmaceuticals PLC	18,185	465,816
Liechtenstein 0.1%		363,545
Liechtensteinische Landesbank AG	3,126	205,257
VP Bank AG	940	158,288
Luxembourg 0.3%		2,152,758
APERAM SA	15,931	716,776
Corestate Capital Holding SA	662	33,052
d'Amico International Shipping SA (A)	36,923	7,470
Elcoteq SE (A)(B)	353	0
Grand City Properties SA	20,514	559,779
IVS Group SA	2,287	31,588
L'Occitane International SA	85,250	152,776
SES SA	1,314	26,384
Stabilus SA	5,873	516,174
Sword Group	2,509	108,759
Macau 0.0%		124,550
Macau Legend Development, Ltd.	562,000	93,860
Newtree Group Holdings, Ltd. (A)	430,000	30,690
Malaysia 0.0%		253,070
Lynas Corp., Ltd. (A)	159,031	250,822
Nam Cheong, Ltd. (A)	205,700	2,248
Malta 0.1%		519,007
Kindred Group PLC	42,203	519,007
Monaco 0.1%		325,745
Endeavour Mining Corp. (A)	16,365	248,422
Societe des Bains de Mer & du Cercle des Etrangers a Monaco (A)	1,252	77,323
Mongolia 0.0%		28,506
Mongolian Mining Corp. (A)	1,490,500	28,506
Netherlands 2.6%		16,269,144
Aalberts Industries NV	27,090	1,163,025
Accell Group NV	6,567	135,011
SEE NOTES TO FINANCIAL STATEMENTS	ANNUAL REPORT | JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND	75

	Shares	Value
Netherlands (continued)
AMG Advanced Metallurgical Group NV	9,104	$450,429
Amsterdam Commodities NV	5,362	124,635
Arcadis NV	23,729	421,273
Argenx SE (A)	3,874	361,109
ASM International NV	14,104	761,605
ASR Nederland NV	2,257	107,906
Atrium European Real Estate, Ltd. (A)	47,861	213,301
Basic-Fit NV (A)(D)	7,569	268,702
BE Semiconductor Industries NV (C)	22,317	485,790
Beter Bed Holding NV	4,223	26,841
BinckBank NV	26,520	171,165
Boskalis Westminster (C)	25,279	723,403
Brack Capital Properties NV (A)	690	79,486
Brunel International NV	6,432	96,337
Corbion NV	17,022	535,220
Euronext NV	13,094	861,499
Flow Traders (D)	9,320	272,417
ForFarmers NV	10,118	113,154
Fugro NV (A)(C)	27,979	359,247
Funcom NV (A)	18,595	41,430
Gemalto NV (A)	16,863	979,496
GrandVision NV (D)	2,946	72,433
Heijmans NV (A)	8,530	127,715
Hunter Douglas NV	1,944	154,892
IMCD NV	12,583	942,059
Intertrust NV (D)	15,501	283,914
KAS Bank NV	4,965	56,164
Kendrion NV	4,208	155,031
Koninklijke BAM Groep NV	75,061	307,813
Koninklijke Vopak NV	18,332	946,258
Lucas Bols NV (D)	1,528	30,171
Nederland Apparatenfabriek	1,373	77,078
OCI NV (A)	16,156	520,745
Ordina NV	30,265	63,324
PostNL NV (C)	140,572	471,343
SBM Offshore NV	52,508	849,527
Shop Apotheke Europe NV (A)(D)	758	47,284
SIF Holding NV	1,808	35,599
Signify NV (D)	11,444	322,591
Sligro Food Group NV	7,562	324,606
Takeaway.com NV (A)(D)	3,119	246,382
TKH Group NV	11,242	658,736
TomTom NV (A)	38,731	392,357
Van Lanschot Kempen NV	4,787	127,162
Wessanen (C)	22,809	303,479
76	JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND | ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Shares	Value
New Zealand 0.7%		$4,686,605
Abano Healthcare Group, Ltd.	1,804	10,292
Air New Zealand, Ltd.	130,113	284,051
Arvida Group, Ltd.	53,490	47,399
Chorus, Ltd.	98,246	300,345
Comvita, Ltd.	2,243	8,388
EBOS Group, Ltd.	22,462	314,173
Eroad, Ltd. (A)	5,969	13,838
Freightways, Ltd.	28,913	145,534
Genesis Energy, Ltd.	94,305	152,835
Gentrack Group, Ltd.	9,421	43,251
Hallenstein Glasson Holdings, Ltd. (C)	23,287	96,874
Heartland Bank, Ltd. (C)	67,213	77,399
Infratil, Ltd.	110,455	248,843
Investore Property, Ltd.	12,168	12,320
Kathmandu Holdings, Ltd.	35,271	76,299
Mainfreight, Ltd.	16,582	309,359
Metlifecare, Ltd.	37,102	155,818
Metro Performance Glass, Ltd.	22,396	12,440
NEW Zealand King Salmon Investments, Ltd.	10,031	18,252
NZME, Ltd.	72,696	30,960
NZX, Ltd.	63,699	44,232
Pacific Edge, Ltd. (A)	105,378	24,360
PGG Wrightson, Ltd.	18,780	8,071
Pike River Coal, Ltd. (A)(B)	57,122	0
Port of Tauranga, Ltd.	55,630	186,693
Pushpay Holdings, Ltd. (A)	7,585	19,368
Restaurant Brands New Zealand, Ltd. (C)	20,203	102,972
Sanford, Ltd.	9,221	46,868
Scales Corp., Ltd.	16,405	52,649
Serko, Ltd. (A)	6,476	12,666
Skellerup Holdings, Ltd.	36,142	50,699
SKY Network Television, Ltd.	109,970	156,551
SKYCITY Entertainment Group, Ltd.	170,373	457,651
Steel & Tube Holdings, Ltd.	21,933	18,009
Summerset Group Holdings, Ltd.	49,158	249,832
Synlait Milk, Ltd. (A)	11,226	95,044
Tegel Group Holdings, Ltd.	16,080	11,920
The New Zealand Refining Company, Ltd.	43,399	74,131
The Warehouse Group, Ltd.	25,288	34,139
Tilt Renewables, Ltd. (C)	8,448	12,810
Tourism Holdings, Ltd.	23,000	85,240
TOWER, Ltd. (A)	51,604	25,443
Trade Me Group, Ltd.	82,055	291,752
Trustpower, Ltd.	8,448	33,536
Vector, Ltd.	34,959	80,447
Vista Group International, Ltd.	24,986	68,600
SEE NOTES TO FINANCIAL STATEMENTS	ANNUAL REPORT | JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND	77

	Shares	Value
New Zealand (continued)
Z Energy, Ltd.	17,654	$84,252
Norway 0.9%		5,546,014
ABG Sundal Collier Holding ASA	106,600	73,628
AF Gruppen ASA	3,074	46,845
Akastor ASA (A)	39,742	80,208
Aker Solutions ASA (A)	38,025	258,866
American Shipping Company ASA (A)	18,608	63,266
Archer, Ltd. (A)(C)	30,245	25,717
Atea ASA (A)	16,328	241,938
Austevoll Seafood ASA	20,677	272,077
Avance Gas Holding, Ltd. (A)(D)	16,253	37,419
Axactor AB (A)(C)	33,909	98,249
B2Holding ASA	20,252	43,452
Bonheur ASA	5,857	73,787
Borregaard ASA	24,695	234,774
BW Offshore, Ltd. (A)	31,002	221,099
Data Respons ASA	3,771	11,929
DNO ASA (A)	160,917	312,011
DOF ASA (A)	46,244	37,857
Europris ASA (A)(D)	10,340	25,031
Frontline, Ltd. (A)	27,700	150,172
Grieg Seafood ASA	13,068	150,342
Hexagon Composites ASA (C)	25,619	79,034
Hoegh LNG Holdings, Ltd.	13,067	66,265
IDEX ASA (A)	60,820	31,931
Kongsberg Automotive ASA (A)	102,136	118,832
Kongsberg Gruppen ASA	9,669	182,725
Kvaerner ASA (A)	47,283	87,421
NEL ASA (A)(C)	269,912	114,974
Nordic Nanovector ASA (A)	5,368	36,890
Nordic Semiconductor ASA (A)(C)	29,379	180,113
Norway Royal Salmon ASA	3,672	88,704
Norwegian Air Shuttle ASA (A)(C)	6,255	195,045
Norwegian Finans Holding ASA (A)	9,262	119,576
Norwegian Property ASA	42,815	55,631
Ocean Yield ASA	12,113	92,200
Odfjell Drilling, Ltd. (A)	15,078	67,062
Odfjell SE, A Shares	7,780	29,303
Otello Corp. ASA (A)	38,500	90,639
Panoro Energy ASA (A)	11,702	30,884
Petroleum Geo-Services ASA (A)	88,655	343,463
PhotoCure ASA (A)	3,308	22,699
Prosafe SE (A)	11,685	40,753
Protector Forsikring ASA (A)	13,728	95,167
Q-Free ASA (A)(C)	14,930	14,228
78	JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND | ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Shares	Value
Norway (continued)
Sbanken ASA (D)	17,921	$180,795
Scatec Solar ASA (D)	23,014	161,833
Selvaag Bolig ASA	8,785	44,404
Sevan Marine ASA (A)	7,650	14,518
Solstad Farstad ASA (A)	76,364	42,845
Spectrum ASA	7,594	55,229
Treasure ASA	15,273	22,228
Veidekke ASA	21,410	205,204
Wilh Wilhelmsen Holding ASA, Class A	3,793	83,048
XXL ASA (D)	16,845	93,704
Peru 0.0%		173,567
Hochschild Mining PLC	77,484	173,567
Philippines 0.0%		17,899
Del Monte Pacific, Ltd. (A)	136,300	17,899
Portugal 0.5%		3,163,160
Altri SGPS SA	20,330	187,477
Banco Comercial Portugues SA (A)	3,603,145	1,049,748
CTT-Correios de Portugal SA (C)	38,752	150,662
Mota-Engil SGPS SA (A)	32,351	100,462
NOS SGPS SA	68,548	391,338
Novabase SGPS SA	2,054	6,486
REN - Redes Energeticas Nacionais SGPS SA	135,742	384,475
Semapa-Sociedade de Investimento & Gestao	7,571	156,562
Sonae Capital SGPS SA	38,685	38,681
Sonae SGPS SA	340,620	362,369
Teixeira Duarte SA (A)	65,968	19,329
The Navigator Company SA	63,154	315,571
Russia 0.0%		52,147
Petropavlovsk PLC (A)	599,352	52,147
Russian Federation 0.0%		160,705
Evraz PLC	24,851	160,705
Singapore 1.1%		7,209,420
Accordia Golf Trust	199,500	82,107
AEM Holdings, Ltd.	45,000	24,603
Amara Holdings, Ltd.	80,000	26,842
Ascendas India Trust	179,000	149,957
Avarga, Ltd.	74,200	12,174
Baker Technology, Ltd. (A)	20,200	7,420
Banyan Tree Holdings, Ltd.	78,000	29,529
Best World International, Ltd.	59,600	54,333
Bonvests Holdings, Ltd.	36,400	33,949
Boustead Projects, Ltd.	28,557	17,785
SEE NOTES TO FINANCIAL STATEMENTS	ANNUAL REPORT | JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND	79

	Shares	Value
Singapore (continued)
Boustead Singapore, Ltd.	72,689	$41,627
BreadTalk Group, Ltd.	52,000	37,687
Bukit Sembawang Estates, Ltd. (C)	52,200	231,207
BW LPG, Ltd. (A)(D)	29,341	114,466
Centurion Corp., Ltd.	85,000	26,905
China Aviation Oil Singapore Corp., Ltd. (C)	76,200	86,529
China Sunsine Chemical Holdings, Ltd.	44,800	38,873
Chip Eng Seng Corp., Ltd.	106,200	64,225
Chuan Hup Holdings, Ltd.	78,000	17,319
CITIC Envirotech, Ltd.	175,200	74,032
COSCO Shipping International Singapore Company, Ltd. (A)(C)	351,500	96,073
Creative Technology, Ltd. (A)(C)	11,500	48,138
CSE Global, Ltd.	136,600	44,296
CW Group Holdings, Ltd. (B)	135,000	3,973
Dasin Retail Trust	31,000	19,560
Delfi, Ltd.	46,000	36,773
Dyna-Mac Holdings, Ltd. (A)	135,000	9,894
Elec & Eltek International Company, Ltd.	5,000	7,052
Ezion Holdings, Ltd. (A)	714,520	38,537
Ezra Holdings, Ltd. (A)(B)	438,996	3,518
Far East Orchard, Ltd.	35,294	33,903
First Resources, Ltd. (C)	120,000	138,896
Food Empire Holdings, Ltd.	43,800	18,033
Fragrance Group, Ltd. (A)	200,000	20,685
Fraser and Neave, Ltd.	15,900	22,158
Frencken Group, Ltd.	61,300	18,968
Gallant Venture, Ltd. (A)	264,000	25,236
Geo Energy Resources, Ltd.	105,900	16,604
GK Goh Holdings, Ltd.	21,000	15,305
GL, Ltd.	137,000	75,904
Golden Agri-Resources, Ltd.	1,123,500	233,251
Golden Energy & Resources, Ltd.	67,800	14,071
GSH Corp., Ltd. (C)	51,600	16,592
GuocoLand, Ltd. (C)	56,800	79,940
Halcyon Agri Corp., Ltd.	88,757	32,336
Haw Par Corp., Ltd.	21,700	214,106
Health Management International, Ltd.	96,714	42,359
Hiap Hoe, Ltd.	38,000	23,878
Hi-P International, Ltd.	28,700	21,167
Ho Bee Land, Ltd.	50,300	95,189
Hong Fok Corp., Ltd.	89,836	44,483
Hong Leong Asia, Ltd. (A)	46,000	21,103
Hong Leong Finance, Ltd.	38,100	72,144
Hotel Grand Central, Ltd.	47,475	47,354
Hutchison Port Holdings Trust	147,900	36,235
Hwa Hong Corp., Ltd.	55,000	12,610
80	JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND | ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Shares	Value
Singapore (continued)
Hyflux, Ltd. (A)(C)	154,800	$1,084
iFAST Corp., Ltd.	25,600	21,071
IGG, Inc.	222,000	268,475
Indofood Agri Resources, Ltd.	58,100	7,903
Japfa, Ltd.	75,800	37,033
k1 Ventures, Ltd. (B)	36,000	19,934
Kenon Holdings, Ltd.	2,770	44,665
Keppel Infrastructure Trust	619,906	234,953
Keppel Telecommunications & Transportation, Ltd.	20,700	20,840
KSH Holdings, Ltd.	32,400	14,279
Lian Beng Group, Ltd.	83,500	31,329
Low Keng Huat Singapore, Ltd.	64,000	26,327
Lum Chang Holdings, Ltd.	41,200	10,197
M1, Ltd. (C)	81,800	95,287
Metro Holdings, Ltd.	127,600	102,294
Midas Holdings, Ltd. (A)(B)(C)	249,000	29,607
mm2 Asia, Ltd. (A)	83,000	23,582
Nera Telecommunications, Ltd.	47,200	10,300
NSL, Ltd.	29,000	25,184
OM Holdings, Ltd. (A)	39,630	38,908
OUE, Ltd.	77,000	88,072
Oxley Holdings, Ltd.	199,592	49,446
Pacc Offshore Services Holdings, Ltd. (A)	78,100	16,199
Pacific Century Regional Developments, Ltd.	52,900	15,008
Pan-United Corp., Ltd.	68,750	14,000
Penguin International, Ltd.	41,333	9,933
Perennial Real Estate Holdings, Ltd.	40,800	23,481
Q&M Dental Group Singapore, Ltd. (C)	48,100	17,196
QAF, Ltd.	39,234	22,553
Raffles Education Corp., Ltd. (A)	279,802	31,141
Raffles Medical Group, Ltd. (C)	151,853	118,436
RHT Health Trust	106,100	59,097
Rickmers Maritime (A)(B)	221,728	0
Riverstone Holdings, Ltd.	69,000	57,809
Roxy-Pacific Holdings, Ltd.	95,550	29,271
SBS Transit, Ltd.	20,500	39,126
Sembcorp Marine, Ltd. (C)	155,900	190,649
Sheng Siong Group, Ltd.	130,600	111,403
SHS Holdings, Ltd.	84,000	14,077
SIA Engineering Company, Ltd.	55,900	120,140
SIIC Environment Holdings, Ltd.	204,380	46,852
Sinarmas Land, Ltd.	300,000	72,318
Sing Holdings, Ltd.	79,000	22,691
Sing Investments & Finance, Ltd.	28,600	31,687
Singapore Post, Ltd.	298,800	250,362
Singapore Press Holdings, Ltd.	250,500	511,239
SEE NOTES TO FINANCIAL STATEMENTS	ANNUAL REPORT | JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND	81

	Shares	Value
Singapore (continued)
Singapore Reinsurance Corp., Ltd.	47,000	$10,611
Singapore Shipping Corp., Ltd.	83,800	17,415
Stamford Land Corp., Ltd.	142,600	50,958
StarHub, Ltd.	114,400	134,981
Straits Trading Company, Ltd.	14,200	21,210
Sunningdale Tech, Ltd.	30,260	30,648
Swiber Holdings, Ltd. (A)(B)	128,250	10,185
The Hour Glass, Ltd.	31,600	15,652
Thomson Medical Group, Ltd. (A)(C)	251,400	14,308
Tuan Sing Holdings, Ltd.	156,385	44,921
UMS Holdings, Ltd. (C)	115,450	62,797
United Engineers, Ltd.	101,100	187,778
United Industrial Corp., Ltd.	22,000	49,518
United Overseas Insurance, Ltd.	2,400	10,874
UOB-Kay Hian Holdings, Ltd.	118,524	108,690
Vibrant Group, Ltd.	72,876	9,183
Vicom, Ltd.	4,000	17,804
Wee Hur Holdings, Ltd.	102,000	17,075
Wheelock Properties Singapore, Ltd.	73,600	116,494
Wing Tai Holdings, Ltd.	118,217	173,946
Xinghua Port Holdings, Ltd.	64,375	8,375
XP Power, Ltd.	4,203	166,985
Yeo Hiap Seng, Ltd. (C)	8,834	6,432
Yongnam Holdings, Ltd. (A)	147,375	25,249
South Africa 0.0%		144,917
Caledonia Mining Corp. PLC	100	641
Lonmin PLC (A)	75,962	41,008
Petra Diamonds, Ltd. (A)	231,416	103,268
Spain 2.7%		16,859,212
Acciona SA (C)	9,302	818,244
Acerinox SA	52,021	698,399
Adveo Group International SA (A)	3,825	8,591
Alantra Partners SA	2,764	48,606
Almirall SA	19,193	354,293
Amper SA (A)(C)	307,165	120,561
Applus Services SA	34,927	477,351
Atresmedia Corp. de Medios de Comunicacion SA (C)	27,860	198,838
Azkoyen SA	4,660	45,060
Baron de Ley (A)	983	129,604
Bolsas y Mercados Espanoles SHMSF SA	20,191	661,018
Caja de Ahorros del Mediterraneo (A)(B)	1,684	0
Cellnex Telecom SA (D)	33,671	863,578
Cia de Distribucion Integral Logista Holdings SA	12,002	316,432
CIE Automotive SA	13,904	426,490
82	JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND | ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Shares	Value
Spain (continued)
Construcciones y Auxiliar de Ferrocarriles SA	6,313	$280,358
Deoleo SA (A)	79,183	15,118
Distribuidora Internacional de Alimentacion SA (C)	153,710	364,412
Duro Felguera SA (A)(C)	1,028,405	32,084
Ebro Foods SA	22,496	484,065
eDreams ODIGEO SA (A)	20,659	95,607
Elecnor SA	8,224	116,186
Enagas SA	49,238	1,368,106
Ence Energia y Celulosa SA	57,514	539,430
Ercros SA	32,244	201,247
Euskaltel SA (D)	22,434	190,908
Faes Farma SA	78,626	342,999
Fluidra SA	18,385	279,804
Fomento de Construcciones y Contratas SA (A)	9,834	137,427
Global Dominion Access SA (A)(D)	21,806	129,005
Grupo Catalana Occidente SA	12,159	508,588
Grupo Empresarial San Jose SA (A)	8,498	40,254
Grupo Ezentis SA (A)	65,836	54,277
Iberpapel Gestion SA	2,611	114,625
Indra Sistemas SA (A)	33,132	407,205
Laboratorios Farmaceuticos Rovi SA	1,848	35,929
Liberbank SA (A)	520,873	278,293
Mediaset Espana Comunicacion SA	48,282	352,660
Melia Hotels International SA	30,170	378,017
Miquel y Costas & Miquel SA	3,781	143,293
Natra SA (A)	21,388	23,795
NH Hotel Group SA	83,640	610,413
Obrascon Huarte Lain SA	48,890	160,688
Papeles y Cartones de Europa SA	12,990	251,485
Parques Reunidos Servicios Centrales SAU (D)	1,451	20,612
Pharma Mar SA (A)	46,893	90,315
Prim SA	2,446	36,397
Promotora de Informaciones SA, Class A (A)(C)	83,614	175,807
Prosegur Cia de Seguridad SA	78,788	475,221
Quabit Inmobiliaria SA (A)(C)	29,207	61,296
Realia Business SA (A)	53,191	64,851
Renta 4 Banco SA	1,156	10,198
Sacyr SA	153,603	450,003
Solaria Energia y Medio Ambiente SA (A)	17,187	116,526
Talgo SA (A)(D)	15,388	85,629
Tecnicas Reunidas SA	9,944	336,313
Telepizza Group SA (D)	2,139	13,232
Tubacex SA (A)	37,585	135,987
Tubos Reunidos SA (A)(C)	43,414	22,451
Vidrala SA	4,665	449,797
Viscofan SA	10,835	788,792
SEE NOTES TO FINANCIAL STATEMENTS	ANNUAL REPORT | JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND	83

	Shares	Value
Spain (continued)
Vocento SA (A)	14,712	$22,950
Zardoya Otis SA	42,897	399,492
Sweden 2.9%		18,312,858
AcadeMedia AB (A)(D)	6,071	31,279
Acando AB	29,164	114,428
AddLife AB	6,406	144,307
AddNode Group AB	4,732	51,721
AddTech AB, B Shares	16,942	372,499
AF AB, B Shares	16,162	364,185
Ahlsell AB (D)	46,034	264,535
Ahlstrom-Munksjo OYJ	6,205	113,986
Alimak Group AB (D)	8,712	120,997
Anoto Group AB (A)(C)	30,867	12,026
Arjo AB, B Shares	13,715	45,595
Atrium Ljungberg AB, B Shares	14,040	246,565
Attendo AB (D)	21,449	198,613
Avanza Bank Holding AB (C)	6,326	287,163
BE Group AB (A)	1,076	5,941
Beijer Alma AB	11,470	180,647
Beijer Electronics Group AB (A)	2,950	14,441
Beijer Ref AB	20,430	424,898
Bergman & Beving AB	9,300	98,659
Besqab AB	982	12,866
Betsson AB (A)	31,747	244,127
Bilia AB, A Shares	22,380	175,606
BillerudKorsnas AB (C)	10,108	119,396
BioGaia AB, B Shares	4,560	243,820
Biotage AB	10,183	144,131
Bjorn Borg AB (A)	6,665	16,168
Bonava AB	1,278	16,845
Bonava AB, B Shares	11,742	156,165
Bravida Holding AB (D)	46,761	358,006
Bufab AB	7,280	85,659
Bulten AB	5,708	66,679
Bure Equity AB	15,544	189,693
Byggmax Group AB	17,075	75,433
Capio AB (D)	5,784	33,033
Catena AB	5,502	115,864
Clas Ohlson AB, B Shares (C)	9,715	86,745
Cloetta AB, B Shares	69,461	208,482
Collector AB (A)	4,116	30,699
Com Hem Holding AB	20,479	345,551
Coor Service Management Holding AB (D)	5,148	43,268
Corem Property Group AB, B Shares	9,597	12,379
D Carnegie & Company AB (A)	4,144	78,854
84	JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND | ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Shares	Value
Sweden (continued)
Dedicare AB, B Shares	1,128	$7,587
Dios Fastigheter AB	27,891	178,134
Dometic Group AB (D)	23,644	224,432
Doro AB (A)	6,824	30,595
Duni AB	10,787	137,986
Dustin Group AB (D)	16,669	164,195
Eastnine AB	5,836	60,033
Elanders AB, B Shares (C)	2,728	23,584
Eltel AB (A)(D)	5,460	14,033
Enea AB (A)	4,257	44,257
eWork Group AB	1,387	15,319
Fabege AB	9,981	133,371
Fagerhult AB	5,400	49,057
FastPartner AB	7,767	50,116
Granges AB	24,711	289,460
Gunnebo AB	9,705	28,636
Haldex AB	13,702	131,397
Hemfosa Fastigheter AB	35,038	476,678
HIQ International AB (A)	14,412	92,050
HMS Networks AB	4,487	72,917
Hoist Finance AB (D)	6,782	53,221
Holmen AB	20,150	518,689
Humana AB	3,900	25,358
Indutrade AB	14,313	361,298
Inwido AB	12,221	94,296
ITAB Shop Concept AB, Class B	7,377	22,256
JM AB	20,498	421,788
KappAhl AB	17,702	67,430
Karo Pharma AB	49,020	186,160
Klovern AB, B Shares	143,746	196,986
KNOW IT AB	6,450	128,810
Kungsleden AB	55,531	434,214
Lagercrantz Group AB, B Shares	16,827	166,767
Lindab International AB	23,121	173,988
Loomis AB, B Shares	17,518	563,793
Medivir AB, B Shares (A)	6,375	26,629
Mekonomen AB	6,912	115,368
Modern Times Group MTG AB, B Shares	3,892	139,445
Momentum Group AB, Class B	7,946	102,387
MQ Holding AB	7,470	10,064
Mycronic AB (C)	22,378	232,862
NCC AB, B Shares	7,716	131,897
Nederman Holding AB	3,629	42,588
Net Insight AB, B Shares (A)	29,909	11,971
NetEnt AB (A)	41,870	166,701
New Wave Group AB, B Shares	17,221	130,147
SEE NOTES TO FINANCIAL STATEMENTS	ANNUAL REPORT | JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND	85

	Shares	Value
Sweden (continued)
Nobia AB	32,369	$240,711
Nobina AB (D)	25,079	184,933
Nolato AB, B Shares	5,977	422,260
Nordic Waterproofing Holding AS (D)	1,454	13,551
NP3 Fastigheter AB	7,813	50,662
OEM International AB, B Shares	6,311	140,900
Opus Group AB	64,359	48,133
Orexo AB (A)	5,079	24,620
Pandox AB	7,784	138,247
Peab AB	54,470	490,891
Platzer Fastigheter Holding AB, Series B	8,693	59,026
Pricer AB, B Shares	36,973	50,797
Proact IT Group AB	2,222	42,791
Qliro Group AB (A)	41,364	60,895
Ratos AB, B Shares	59,430	206,820
RaySearch Laboratories AB (A)	4,885	78,740
Recipharm AB, B Shares (A)	12,789	209,396
Resurs Holding AB (D)	21,879	159,852
Rottneros AB	18,906	23,239
Sagax AB, B Shares	12,229	160,448
SAS AB (A)	26,732	59,184
Scandi Standard AB	11,463	68,707
Scandic Hotels Group AB (D)	14,000	150,174
Sectra AB, B Shares (A)	4,527	136,178
Semcon AB	4,746	29,209
Sensys Gatso Group AB (A)	223,958	45,204
SkiStar AB	7,657	169,139
Sweco AB, B Shares	14,873	378,955
Systemair AB	3,664	45,175
Thule Group AB (D)	24,303	575,663
Troax Group AB	2,097	71,655
VBG Group AB, B Shares	1,227	20,342
Victoria Park AB, B Shares	2,717	11,885
Vitrolife AB	14,195	201,102
Wallenstam AB, B Shares	36,084	359,104
Wihlborgs Fastigheter AB	40,076	483,366
Switzerland 4.6%		29,277,583
Allreal Holding AG (A)	3,961	654,687
Alpiq Holding AG (A)	750	63,435
ALSO Holding AG (A)	1,557	185,291
APG SGA SA	362	133,174
Arbonia AG (A)	11,068	170,555
Aryzta AG (A)(C)	15,682	146,790
Ascom Holding AG	8,420	166,008
Autoneum Holding AG	758	180,123
86	JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND | ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Shares	Value
Switzerland (continued)
Bachem Holding AG, Class B	805	$106,710
Bank Cler AG	1,570	84,525
Banque Cantonale de Geneve	569	113,318
Banque Cantonale Vaudoise	495	370,928
Belimo Holding AG	116	590,519
Bell Food Group AG	540	167,792
Bellevue Group AG (A)	2,363	60,953
Berner Kantonalbank AG	1,316	298,145
BFW Liegenschaften AG (A)	704	31,163
BKW AG	4,563	323,670
Bobst Group SA	2,647	226,782
Bossard Holding AG, Class A	1,855	382,988
Bucher Industries AG	1,884	660,132
Burckhardt Compression Holding AG	1,020	367,332
Burkhalter Holding AG	964	87,555
Calida Holding AG (A)	1,142	41,251
Carlo Gavazzi Holding AG	125	38,581
Cavotec SA (A)	7,080	18,120
Cembra Money Bank AG	6,987	654,009
Cham Group AG (A)	41	18,246
Cicor Technologies, Ltd. (A)	495	30,694
Cie Financiere Tradition SA	544	59,449
Coltene Holding AG	810	96,208
Conzzeta AG	344	429,160
Daetwyler Holding AG	2,053	384,429
DKSH Holding AG	5,077	369,678
dormakaba Holding AG (A)	706	495,536
EDAG Engineering Group AG (A)	1,945	43,345
EFG International AG (A)	29,777	225,120
Emmi AG	578	441,538
Energiedienst Holding AG	1,013	31,855
Evolva Holding SA (A)	92,559	27,258
Feintool International Holding AG (A)	455	55,366
Fenix Outdoor International AG	949	106,886
Ferrexpo PLC	73,932	149,238
Flughafen Zurich AG	2,771	572,756
Forbo Holding AG	259	427,308
GAM Holding AG (A)	63,980	494,073
Georg Fischer AG	1,055	1,380,891
Gurit Holding AG (C)	113	96,348
Helvetia Holding AG	1,899	1,139,592
Hiag Immobilien Holding AG (A)	1,086	141,067
Highlight Communications AG (A)	4,309	26,416
HOCHDORF Holding AG (A)	291	58,595
Huber & Suhner AG	3,948	303,013
Hypothekarbank Lenzburg AG	7	32,780
SEE NOTES TO FINANCIAL STATEMENTS	ANNUAL REPORT | JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND	87

	Shares	Value
Switzerland (continued)
Implenia AG	4,773	$303,966
Inficon Holding AG (A)	483	245,734
Interroll Holding AG	193	399,104
Intershop Holding AG	585	304,144
Investis Holding SA (A)	864	53,655
IWG PLC	172,710	537,377
Jungfraubahn Holding AG	718	109,643
Kardex AG (A)	1,847	331,041
Komax Holding AG	1,106	371,201
Kudelski SA (A)	10,947	100,813
Lastminute.com NV (A)	912	13,183
LEM Holding SA	153	194,557
Luzerner Kantonalbank AG	937	491,897
MCH Group AG (A)	456	18,247
Meier Tobler Group AG (C)	876	18,166
Metall Zug AG, B Shares	59	201,211
Mikron Holding AG (A)	1,454	15,210
Mobilezone Holding AG	9,736	114,099
Mobimo Holding AG	2,150	535,317
OC Oerlikon Corp. AG (A)	52,335	761,916
Orascom Development Holding AG (A)(C)	4,769	62,383
Orell Fuessli Holding AG	223	21,173
Oriflame Holding AG	6,968	202,742
Orior AG	1,436	126,986
Panalpina Welttransport Holding AG	2,550	381,691
Phoenix Mecano AG	167	114,381
Plazza AG, Class A	376	87,665
PSP Swiss Property AG	10,664	1,059,054
Rieter Holding AG (C)	776	123,988
Romande Energie Holding SA	100	122,179
Schaffner Holding AG (A)	165	53,425
Schmolz & Bickenbach AG (A)	169,530	135,786
Schweiter Technologies AG	295	359,228
SFS Group AG (A)	3,523	429,222
Siegfried Holding AG (A)	1,181	559,886
St. Galler Kantonalbank AG	603	312,480
Sulzer AG	3,700	462,915
Sunrise Communications Group AG (A)(D)	8,527	777,342
Swiss Prime Site AG (A)	522	48,101
Swissquote Group Holding SA	2,821	208,772
Tamedia AG	741	97,836
Tecan Group AG	2,306	551,524
Thurgauer Kantonalbank	384	41,424
Tornos Holding AG (A)	3,182	33,338
u-blox Holding AG (A)	2,048	308,310
Valiant Holding AG	5,508	632,306
88	JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND | ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Shares	Value
Switzerland (continued)
Valora Holding AG (A)	1,068	$309,635
VAT Group AG (A)(D)	6,454	834,809
Vaudoise Assurances Holding SA	324	171,857
Vetropack Holding AG	56	122,498
Von Roll Holding AG (A)	15,969	20,980
Vontobel Holding AG	6,021	429,632
VZ Holding AG	683	211,377
Walliser Kantonalbank	446	49,250
Warteck Invest AG (A)	23	45,318
Ypsomed Holding AG (A)	1,158	177,061
Zehnder Group AG	3,041	143,957
Zug Estates Holding AG, B Shares	69	124,193
Zuger Kantonalbank AG	40	241,017
United Arab Emirates 0.0%		73,614
Gulf Marine Services PLC (A)	24,028	14,107
Lamprell PLC (A)	68,445	59,507
United Kingdom 14.6%		91,816,970
4imprint Group PLC	3,873	108,139
A.G. Barr PLC	31,753	288,988
AA PLC	196,865	284,996
Acacia Mining PLC (A)	42,296	60,339
Afren PLC (A)(B)	310,484	0
Aggreko PLC	59,399	646,213
Anglo Pacific Group PLC	30,338	59,207
Anglo-Eastern Plantations PLC	3,980	33,525
Arrow Global Group PLC	37,154	120,927
Ascential PLC	3,337	18,674
Ashmore Group PLC	91,144	420,864
Auto Trader Group PLC (D)	226,920	1,323,037
AVEVA Group PLC	16,863	621,246
Avon Rubber PLC	7,998	143,382
B&M European Value Retail SA	106,346	569,795
Babcock International Group PLC	57,194	529,395
Balfour Beatty PLC	203,970	767,485
BBA Aviation PLC	306,586	1,231,171
Beazley PLC	145,239	1,122,107
Bellway PLC	33,093	1,253,698
Biffa PLC (D)	4,695	15,181
Bloomsbury Publishing PLC	31,175	91,162
Bodycote PLC	57,196	705,133
Bovis Homes Group PLC	57,264	836,895
Braemar Shipping Services PLC	7,806	25,339
Brewin Dolphin Holdings PLC	87,892	414,130
Britvic PLC	65,082	688,681
SEE NOTES TO FINANCIAL STATEMENTS	ANNUAL REPORT | JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND	89

	Shares	Value
United Kingdom (continued)
BTG PLC (A)	56,033	$396,426
Cairn Energy PLC (A)	204,401	634,542
Cambian Group PLC	21,739	55,206
Capita PLC	234,420	452,327
Capital & Counties Properties PLC	173,375	581,797
Carclo PLC (A)	7,141	8,566
Card Factory PLC	61,392	151,441
Carillion PLC (A)	114,263	21,035
Carpetright PLC (A)	29,312	9,500
Carr's Group PLC	15,261	28,696
Castings PLC	8,508	46,135
Centaur Media PLC	19,732	11,367
Charles Stanley Group PLC	5,789	28,170
Charles Taylor PLC	13,110	47,965
Chemring Group PLC	90,536	230,327
Chesnara PLC	39,738	194,774
Cineworld Group PLC	271,010	1,092,583
Circassia Pharmaceuticals PLC (A)	16,959	16,561
City of London Investment Group PLC	2,365	12,023
Clarkson PLC	7,141	264,900
Clipper Logistics PLC	3,888	16,132
Close Brothers Group PLC	44,766	928,790
CLS Holdings PLC	49,740	146,334
CMC Markets PLC (D)	42,777	94,824
Cobham PLC (A)	550,062	889,041
Communisis PLC	54,344	39,444
Computacenter PLC	18,824	330,986
Concentric AB	13,692	216,241
Connect Group PLC	74,451	29,725
Consort Medical PLC	14,004	208,975
ConvaTec Group PLC (D)	39,404	109,342
Costain Group PLC	28,235	155,961
Countryside Properties PLC (D)	44,068	192,454
Countrywide PLC (A)	45,753	6,897
Cranswick PLC	14,824	621,104
Crest Nicholson Holdings PLC	68,100	338,702
CYBG PLC (C)	38,221	164,586
Daejan Holdings PLC	1,897	143,350
Daily Mail & General Trust PLC, Class A	79,962	782,881
Dairy Crest Group PLC	41,917	258,787
De La Rue PLC	27,225	167,009
Debenhams PLC (C)	306,827	52,085
Dechra Pharmaceuticals PLC	4,583	185,846
Devro PLC	47,678	119,419
DFS Furniture PLC	9,082	25,909
Dialight PLC (A)	7,641	51,504
90	JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND | ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Shares	Value
United Kingdom (continued)
Dialog Semiconductor PLC (A)	20,672	$485,001
Dignity PLC	14,690	194,080
Diploma PLC	33,357	630,874
DiscoverIE Group PLC	18,407	98,083
Dixons Carphone PLC	82,941	178,170
Domino's Pizza Group PLC	133,899	505,810
Drax Group PLC	136,454	676,617
Dunelm Group PLC	23,320	157,618
EI Group PLC (A)	194,966	395,552
Electrocomponents PLC	132,085	1,273,160
Elementis PLC	154,279	511,713
EnQuest PLC (A)	399,124	223,487
Equiniti Group PLC (D)	54,808	157,739
Essentra PLC	87,517	506,057
esure Group PLC	76,130	276,527
Euromoney Institutional Investor PLC	12,232	204,759
FDM Group Holdings PLC	11,603	142,467
Findel PLC (A)	18,987	62,550
Firstgroup PLC (A)	350,487	404,524
FLEX LNG, Ltd. (A)	26,182	36,790
Flybe Group PLC (A)	65,578	35,491
Forterra PLC (D)	9,581	34,000
Foxtons Group PLC	68,323	46,933
Fuller Smith & Turner PLC, Class A	9,499	117,123
Future PLC (A)	6,254	34,549
G4S PLC	8,853	28,654
Galliford Try PLC	33,520	422,731
Games Workshop Group PLC	9,278	428,793
Gem Diamonds, Ltd. (A)	36,843	52,782
Genel Energy PLC (A)	4,469	14,259
Genus PLC	11,427	422,535
Gocompare.Com Group PLC	84,342	112,024
Goodwin PLC	468	15,427
Grainger PLC	117,502	468,644
Greene King PLC	95,356	603,031
Greggs PLC	27,049	373,117
Gulf Keystone Petroleum, Ltd. (A)	60,671	210,600
Halfords Group PLC	68,278	291,954
Halma PLC	21,166	393,475
Hastings Group Holdings PLC (D)	13,226	46,266
Hays PLC	410,557	1,085,676
Headlam Group PLC	23,677	139,044
Helical PLC	41,845	184,598
Henry Boot PLC	21,120	74,052
Hill & Smith Holdings PLC	23,093	318,497
Hilton Food Group PLC	7,930	93,970
SEE NOTES TO FINANCIAL STATEMENTS	ANNUAL REPORT | JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND	91

	Shares	Value
United Kingdom (continued)
Hollywood Bowl Group PLC	4,056	$11,088
HomeServe PLC	72,572	979,971
Howden Joinery Group PLC	183,769	1,175,361
Hunting PLC	45,059	488,079
Huntsworth PLC	76,423	121,741
Ibstock PLC (D)	70,834	225,978
IG Group Holdings PLC	100,106	1,175,506
IMI PLC	52,608	826,012
Inchcape PLC	122,541	1,100,841
Indivior PLC (A)	184,508	648,686
Informa PLC	10,036	99,238
Inmarsat PLC	91,301	644,991
Intermediate Capital Group PLC	55,298	753,894
International Personal Finance PLC	54,449	155,225
Interserve PLC (A)(C)	51,611	44,359
IP Group PLC (A)	70,557	119,313
ITE Group PLC	207,963	225,638
J.D. Wetherspoon PLC	21,991	355,333
James Fisher & Sons PLC	16,505	384,467
Jardine Lloyd Thompson Group PLC	39,243	735,148
JD Sports Fashion PLC	89,893	593,017
John Laing Group PLC (D)	24,593	100,729
John Menzies PLC	24,953	190,705
John Wood Group PLC	132,358	1,233,276
JPJ Group PLC (A)	18,456	197,709
Jupiter Fund Management PLC	111,603	607,616
Just Group PLC	106,557	125,565
Kainos Group PLC	5,432	27,437
KAZ Minerals PLC (A)	36,708	223,090
KCOM Group PLC	159,090	201,375
Keller Group PLC	21,661	292,727
Kier Group PLC	33,026	407,106
Ladbrokes Coral Group PLC (A)(B)	281,251	39,380
Lancashire Holdings, Ltd.	73,742	581,783
Lookers PLC	97,856	133,629
Low & Bonar PLC	38,633	25,062
LSL Property Services PLC	18,865	69,760
Man Group PLC	481,704	1,074,862
Management Consulting Group PLC (A)	253,947	4,751
Marshalls PLC	65,884	385,835
Marston's PLC	259,507	312,157
McBride PLC (A)	49,931	84,432
McCarthy & Stone PLC (D)	9,810	14,172
McColl's Retail Group PLC	6,093	11,057
Mears Group PLC	28,992	146,348
Meggitt PLC	165,683	1,157,774
92	JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND | ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Shares	Value
United Kingdom (continued)
Merlin Entertainments PLC (D)	45,546	$219,766
Metro Bank PLC (A)	2,940	106,335
Millennium & Copthorne Hotels PLC	46,711	322,482
Mitchells & Butlers PLC	90,799	301,157
Mitie Group PLC	107,584	207,626
MJ Gleeson PLC	6,018	54,711
Moneysupermarket.com Group PLC	140,385	516,986
Morgan Advanced Materials PLC	78,025	344,238
Morgan Sindall Group PLC	12,479	237,819
Moss Bros Group PLC	9,995	5,867
Mothercare PLC (A)	74,060	25,809
Motorpoint Group PLC	12,238	36,790
MWB Group Holdings PLC (A)(B)	15,166	959
N. Brown Group PLC	58,390	114,400
National Express Group PLC	133,869	688,284
NCC Group PLC	57,088	163,178
NEX Group PLC	81,041	1,107,059
Non-Standard Finance PLC (D)	15,782	13,260
Norcros PLC	11,189	31,335
Northgate PLC	53,073	282,045
Ocado Group PLC (A)	104,166	1,451,402
On the Beach Group PLC (D)	23,024	157,348
OneSavings Bank PLC	47,832	258,026
Ophir Energy PLC (A)	194,659	103,349
Oxford Instruments PLC	12,655	159,024
Pagegroup PLC	96,985	767,187
Paragon Banking Group PLC	89,643	542,001
PayPoint PLC	19,163	233,416
Pendragon PLC	360,219	116,754
Pennon Group PLC	111,149	1,107,865
Petrofac, Ltd.	62,155	530,029
Pets at Home Group PLC	88,370	133,343
Phoenix Group Holdings	146,470	1,350,407
Photo-Me International PLC	68,328	109,656
Polypipe Group PLC	57,148	274,596
Porvair PLC	833	5,237
Premier Foods PLC (A)	298,095	163,213
Premier Oil PLC (A)	241,696	389,029
Provident Financial PLC (A)	26,845	237,764
PZ Cussons PLC	67,448	210,389
QinetiQ Group PLC	192,530	677,991
Quilter PLC (D)	66,249	120,965
R.E.A. Holdings PLC (A)	2,867	11,686
Rank Group PLC	42,436	95,214
Rathbone Brothers PLC	13,419	458,676
Reach PLC	104,184	92,938
SEE NOTES TO FINANCIAL STATEMENTS	ANNUAL REPORT | JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND	93

	Shares	Value
United Kingdom (continued)
Redrow PLC	70,152	$498,380
Renewi PLC	216,355	176,693
Renishaw PLC	10,988	779,497
Renold PLC (A)	36,501	16,198
Revolution Bars Group PLC	9,512	14,511
Ricardo PLC	15,814	161,027
Rightmove PLC (A)	38,260	244,526
River & Mercantile Group PLC	4,888	20,126
RM PLC	12,019	33,661
Robert Walters PLC	12,302	116,881
Rotork PLC	241,632	1,060,438
RPC Group PLC	122,530	1,135,102
RPS Group PLC	65,260	198,865
Saga PLC	141,229	231,906
Savills PLC	42,388	440,150
SDL PLC	23,705	145,492
Senior PLC	142,357	588,363
Serco Group PLC (A)	10,786	13,678
Severfield PLC	89,306	88,198
SIG PLC	241,537	407,444
Soco International PLC	54,822	63,410
Softcat PLC	27,954	308,090
Spectris PLC	28,286	864,762
Speedy Hire PLC	212,934	162,683
Spirax-Sarco Engineering PLC	4,357	403,291
Spire Healthcare Group PLC (D)	20,191	45,145
Spirent Communications PLC	171,818	263,779
Sportech PLC (A)	21,102	17,705
Sports Direct International PLC (A)	55,678	275,797
SSP Group PLC	101,798	916,676
St. Ives PLC	59,480	73,294
St. Modwen Properties PLC	67,612	345,875
Stagecoach Group PLC	117,038	247,125
Stallergenes Greer PLC (A)	729	24,660
SThree PLC	31,746	145,216
Stobart Group, Ltd.	77,375	238,909
Stock Spirits Group PLC	36,003	90,151
Stolt-Nielsen, Ltd.	8,345	134,205
STV Group PLC	2,900	14,768
Superdry PLC	13,239	204,785
Synthomer PLC	79,452	584,973
TalkTalk Telecom Group PLC (C)	177,479	295,449
Tate & Lyle PLC	139,490	1,214,250
Ted Baker PLC	7,617	218,082
Telecom Plus PLC	18,587	247,631
The Go-Ahead Group PLC	12,129	264,018
94	JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND | ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Shares	Value
United Kingdom (continued)
The Gym Group PLC (D)	33,785	$146,517
The Restaurant Group PLC	52,909	201,380
The Vitec Group PLC	6,566	107,792
The Weir Group PLC	328	7,981
Thomas Cook Group PLC	415,078	450,974
Topps Tiles PLC	52,481	43,408
TORM PLC (A)	1,425	9,268
TP ICAP PLC	144,158	533,528
Travis Perkins PLC	48,044	717,929
Trifast PLC	23,116	63,048
TT Electronics PLC	49,695	173,905
Tullow Oil PLC (A)	414,221	1,252,255
Tyman PLC	5,087	22,338
U & I Group PLC	40,978	122,108
Ultra Electronics Holdings PLC	25,302	526,539
Urban & Civic PLC	4,464	17,065
Vectura Group PLC (A)	190,648	197,644
Vesuvius PLC	83,547	673,071
Victrex PLC	25,692	1,056,185
Virgin Money Holdings UK PLC	71,164	352,767
Volex PLC (A)	21,791	24,442
Volution Group PLC	1,884	4,696
Vp PLC	1,735	25,311
WH Smith PLC	29,820	799,138
William Hill PLC	251,466	840,183
Wilmington PLC	8,311	19,749
Wincanton PLC	43,520	133,336
Xaar PLC	22,542	54,923
Zeal Network SE	1,756	43,610
United States 0.4%		2,664,813
Alacer Gold Corp. (A)	113,939	206,051
Argonaut Gold, Inc. (A)	64,122	89,427
BNK Petroleum, Inc. (A)	33,500	11,423
Cott Corp.	39,019	608,158
Cott Corp. (New York Stock Exchange)	3,270	51,012
Energy Fuels, Inc. (A)	20,569	65,253
Epsilon Energy, Ltd. (A)	19,200	38,253
Invesque, Inc.	11,900	96,390
Maxar Technologies, Ltd.	13,754	426,321
OneMarket, Ltd. (A)	22,960	17,345
PureTech Health PLC (A)	5,144	10,429
REC Silicon ASA (A)(C)	613,296	52,067
Reliance Worldwide Corp., Ltd.	93,130	356,436
Sims Metal Management, Ltd.	50,835	459,645

Tahoe Resources, Inc. (A)	51,329	176,603
SEE NOTES TO FINANCIAL STATEMENTS	ANNUAL REPORT | JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND	95

	Shares	Value

Preferred securities 0.2%		$1,522,413
(Cost $979,715)
Germany 0.2%		1,522,413
Biotest AG	4,108	115,829
Draegerwerk AG & Company KGaA	2,449	197,666
FUCHS PETROLUB SE	1,014	59,369
Jungheinrich AG	12,271	442,507
Sartorius AG	963	174,946
Sixt SE	4,655	388,993

STO SE & Company KGaA	546	62,223
Villeroy & Boch AG	4,296	80,880
Rights 0.0%		$6,650
(Cost $7,326)
Akatsuki Corp. (Expiration Date: 12-29-18; Strike Price: JPY 200.00) (A)	6,800	5,049
Nam Cheong, Ltd. (Expiration Date: 12-31-49; Strike Price: SGD 0.01) (A)	205,700	150
Steel & Tube Holdings, Ltd. (Expiration Date: 9-4-18; Strike Price: NZD 1.05) (A)	11,543	1,451
Warrants 0.0%		$6,413
(Cost $8,788)
Archos (Expiration Date: 1-2-19; Strike Price: EUR 0.76) (A)	432	15
Ezion Holdings, Ltd. (Expiration Date: 4-6-23; Strike Price: SGD 0.28) (A)(C)	260,891	5,223
Tervita Corp. (Expiration Date: 7-19-20; Strike Price: CAD 18.75) (A)	671	442
Thomson Medical Group, Ltd. (Expiration Date: 4-25-19; Strike Price: SGD 0.09) (A)	502,800	733

	Yield (%)	Shares	Value
Securities lending collateral 5.1%			$31,911,135
(Cost $31,903,342)
John Hancock Collateral Trust (E)	2.0611(F)	3,189,168	31,911,135
Total investments (Cost $543,875,654) 104.0%			$655,664,867
Other assets and liabilities, net (4.0%)			(24,942,516)
Total net assets 100.0%			$630,722,351

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
Currency Abbreviations
CAD	Canadian Dollar
EUR	Euro
JPY	Japanese Yen
NZD	New Zealand Dollar
SGD	Singapore Dollar

Security Abbreviations and Legend
ADR	American Depositary Receipt
(A)	Non-income producing security.
(B)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(C)	All or a portion of this security is on loan as of 8-31-18.
(D)	These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration.
(E)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.
96	JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND | ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

(F)	The rate shown is the annualized seven-day yield as of 8-31-18.
SEE NOTES TO FINANCIAL STATEMENTS	ANNUAL REPORT | JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND	97

DERIVATIVES
FUTURES
Open contracts	Number of contracts	Position	Expiration date	Notional basis*	Notional value*	Unrealized appreciation (depreciation)
Mini MSCI EAFE Index Futures	32	Long	Sep 2018	$3,224,869	$3,134,080	$(90,789)
						$(90,789)
* Notional basis refers to the contractual amount agreed upon at inception of open contracts; notional value represents the current value of the open contract.
At 8-31-18, the aggregate cost of investments for federal income tax purposes was $554,364,066. Net unrealized appreciation aggregated to $101,210,012, of which $168,083,566 related to gross unrealized appreciation and $66,873,554 related to gross unrealized depreciation.
See Notes to financial statements regarding investment transactions and other derivatives information.
98	JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND | ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of John Hancock Funds II and Shareholders of John Hancock New Opportunities Fund

Opinion on the Financial Statements

We have audited the accompanying statement of assets and liabilities, including the fund’s investments, of John Hancock New Opportunities Fund (one of the funds constituting John Hancock Funds II, referred to hereafter as the “Fund”) as of August 31, 2018, the related statement of operations for the year ended August 31, 2018, the statement of changes in net assets for each of the two years in the period ended August 31, 2018, including the related notes, and the financial highlights for each of the periods indicated therein (included in Item 1 of this Form N-CSR) and the fund’s investments (included in Item 6 of this Form N-CSR) as of August 31, 2018 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of August 31, 2018, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended August 31, 2018 and the financial highlights for each of the periods indicated therein in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of August 31, 2018 by correspondence with the custodian, transfer agent and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP
Boston, Massachusetts
October 24, 2018

We have served as the auditor of one or more investment companies in the John Hancock group of funds since 1988.

Fund’s investments
AS OF 8-31-18
	Shares	Value
Common stocks 98.9%		$612,585,084
(Cost $472,277,574)
Consumer discretionary 14.1%		87,323,978
Auto components 1.6%
Adient PLC (A)	9,231	399,610
American Axle & Manufacturing Holdings, Inc. (B)	25,609	453,535
BorgWarner, Inc.	2,191	95,900
Cooper Tire & Rubber Company (A)	12,144	350,354
Cooper-Standard Holdings, Inc. (B)	3,478	481,460
Dana, Inc.	9,437	184,682
Fox Factory Holding Corp. (B)	81,521	5,384,462
Gentex Corp. (A)	14,290	334,100
Gentherm, Inc. (B)	5,482	269,714
Horizon Global Corp. (B)	4,235	32,864
Modine Manufacturing Company (B)	11,129	187,524
Motorcar Parts of America, Inc. (B)	5,140	136,416
Shiloh Industries, Inc. (B)	5,848	52,515
Standard Motor Products, Inc. (A)	5,221	265,070
Stoneridge, Inc. (B)	5,301	158,659
Strattec Security Corp.	683	23,427
Superior Industries International, Inc.	3,530	76,601
The Goodyear Tire & Rubber Company	40,873	927,408
Tower International, Inc.	4,371	147,740
VOXX International Corp. (B)	6,716	36,266
Automobiles 0.1%
Thor Industries, Inc.	1,954	186,490
Winnebago Industries, Inc.	6,297	232,674
Distributors 0.5%
Core-Mark Holding Company, Inc.	4,530	162,038
Pool Corp.	16,540	2,716,860
Weyco Group, Inc.	824	29,227
Diversified consumer services 1.4%
Adtalem Global Education, Inc. (A)(B)	13,649	653,105
American Public Education, Inc. (B)	5,656	196,546
Ascent Capital Group, Inc., Class A (B)	1,985	4,069
Bridgepoint Education, Inc. (A)(B)	10,518	123,692
Career Education Corp. (A)(B)	6,782	108,173
Carriage Services, Inc.	2,792	63,574
Graham Holdings Company, Class B	1,095	616,102
Grand Canyon Education, Inc. (B)	55,632	6,627,996
Houghton Mifflin Harcourt Company (B)	20,636	133,102
K12, Inc. (B)	11,381	188,469
Laureate Education, Inc., Class A (B)	2,951	47,127
Regis Corp. (B)	7,003	149,794
SEE NOTES TO FINANCIAL STATEMENTS	ANNUAL REPORT | JOHN HANCOCK NEW OPPORTUNITIES FUND	1

	Shares	Value
Consumer discretionary (continued)
Diversified consumer services (continued)
Universal Technical Institute, Inc. (B)	5,699	$15,501
Hotels, restaurants and leisure 2.0%
Ark Restaurants Corp.	197	4,393
BBX Capital Corp.	11,228	83,424
Belmond, Ltd., Class A (B)	9,937	166,445
Biglari Holdings, Inc., Class A (B)	31	29,702
Biglari Holdings, Inc., Class B (B)	317	62,623
BJ's Restaurants, Inc.	1,904	144,133
Bojangles', Inc. (B)	5,821	84,987
Carrols Restaurant Group, Inc. (B)	6,927	109,447
Century Casinos, Inc. (B)	5,448	43,584
Chuy's Holdings, Inc. (B)	81,600	2,362,320
Dave & Buster's Entertainment, Inc. (B)	55,845	3,248,504
Del Frisco's Restaurant Group, Inc. (B)	5,361	50,661
Del Taco Restaurants, Inc. (B)	10,355	133,890
Drive Shack, Inc. (B)	2,682	16,628
El Pollo Loco Holdings, Inc. (B)	7,455	88,715
Eldorado Resorts, Inc. (B)	6,871	330,152
Extended Stay America, Inc.	20,498	413,650
Fiesta Restaurant Group, Inc. (B)	2,735	78,631
ILG, Inc. (A)	15,179	518,059
International Game Technology PLC	20,372	428,627
J Alexander's Holdings, Inc. (B)	3,506	43,474
Luby's, Inc. (B)	6,731	13,597
Marriott Vacations Worldwide Corp.	2,877	342,363
Monarch Casino & Resort, Inc. (B)	1,250	58,813
Papa John's International, Inc. (A)	65,400	3,016,248
Playa Hotels & Resorts NV (B)	4,475	46,227
Potbelly Corp. (B)	6,037	81,801
RCI Hospitality Holdings, Inc.	2,292	74,330
Red Lion Hotels Corp. (B)	4,044	55,201
Red Robin Gourmet Burgers, Inc. (B)	3,142	129,765
Speedway Motorsports, Inc.	9,637	172,406
The Habit Restaurants, Inc., Class A (B)	2,441	40,399
Zoe's Kitchen, Inc. (B)	1,253	17,166
Household durables 1.7%
AV Homes, Inc. (B)	6,369	136,615
Bassett Furniture Industries, Inc.	1,320	30,822
Cavco Industries, Inc. (B)	1,861	456,689
Century Communities, Inc. (B)	6,442	188,429
CSS Industries, Inc.	1,907	26,469
Emerson Radio Corp. (B)	6,514	9,510
Ethan Allen Interiors, Inc.	6,472	144,002
Flexsteel Industries, Inc.	1,332	47,526
2	JOHN HANCOCK NEW OPPORTUNITIES FUND | ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Shares	Value
Consumer discretionary (continued)
Household durables (continued)
Green Brick Partners, Inc. (B)	1,874	$19,583
Hamilton Beach Brands Holding Company, Class A	2,476	57,319
Helen of Troy, Ltd. (B)	3,160	375,882
Hooker Furniture Corp.	2,702	113,619
iRobot Corp. (A)(B)	10,500	1,191,750
KB Home	6,251	155,337
La-Z-Boy, Inc.	10,691	355,476
Libbey, Inc.	4,880	47,970
Lifetime Brands, Inc.	962	11,207
M/I Homes, Inc. (B)	2,518	65,241
MDC Holdings, Inc.	10,144	321,565
Meritage Homes Corp. (B)	4,328	186,753
PulteGroup, Inc.	24,885	695,536
Roku, Inc. (A)(B)	21,200	1,261,188
Skyline Champion Corp.	705	20,382
Taylor Morrison Home Corp., Class A (B)	18,578	361,528
The New Home Company, Inc. (B)	7,847	68,897
Toll Brothers, Inc.	31,553	1,143,165
TopBuild Corp. (B)	8,080	503,222
TRI Pointe Group, Inc. (B)	33,580	486,574
Tupperware Brands Corp.	56,825	1,847,949
Universal Electronics, Inc. (B)	1,808	78,106
William Lyon Homes, Class A (B)	6,087	119,123
ZAGG, Inc. (B)	6,430	104,166
Internet and direct marketing retail 0.6%
1-800-Flowers.com, Inc., Class A (B)	9,141	110,149
FTD Companies, Inc. (B)	6,423	22,994
Lands' End, Inc. (B)	864	22,205
Liberty Expedia Holdings, Inc., Series A (B)	10,848	500,635
Liberty TripAdvisor Holdings, Inc., Class A (B)	17,008	269,577
Shutterfly, Inc. (B)	325	25,246
Stitch Fix, Inc., Class A (A)(B)	39,500	1,602,910
Wayfair, Inc., Class A (A)(B)	9,860	1,332,776
Leisure products 0.2%
Acushnet Holdings Corp. (A)	9,104	246,263
American Outdoor Brands Corp. (B)	2,788	39,116
Callaway Golf Company (A)	21,696	494,886
JAKKS Pacific, Inc. (B)	3,041	7,755
Johnson Outdoors, Inc., Class A	535	54,185
Nautilus, Inc. (B)	5,065	74,202
Vista Outdoor, Inc. (B)	9,714	179,418
Media 0.7%
A.H. Belo Corp., Class A	4,469	19,664
AMC Entertainment Holdings, Inc., Class A (A)	8,076	153,848
SEE NOTES TO FINANCIAL STATEMENTS	ANNUAL REPORT | JOHN HANCOCK NEW OPPORTUNITIES FUND	3

	Shares	Value
Consumer discretionary (continued)
Media (continued)
Ballantyne Strong, Inc. (B)	1,790	$7,787
Beasley Broadcast Group, Inc., Class A	447	3,375
Cinemark Holdings, Inc. (A)	9,000	335,880
Entercom Communications Corp., Class A (A)	9,149	71,820
Entravision Communications Corp., Class A	12,577	66,029
Fluent, Inc. (B)	2,724	6,538
Gannett Company, Inc.	26,288	270,241
Gray Television, Inc. (B)	12,440	217,078
Hemisphere Media Group, Inc. (B)	4,664	63,897
IMAX Corp. (B)	6,607	155,265
John Wiley & Sons, Inc., Class A	3,754	242,321
Liberty Latin America, Ltd., Class A (B)	4,416	87,039
Liberty Latin America, Ltd., Class C (B)	7,173	140,806
Lions Gate Entertainment Corp., Class A (A)	9,631	226,521
Lions Gate Entertainment Corp., Class B	12,206	274,025
Media General, Inc. (B)(C)	5,000	480
Meredith Corp. (A)	8,505	439,283
New Media Investment Group, Inc.	12,367	196,635
Nexstar Media Group, Inc., Class A	4,955	406,310
Reading International, Inc., Class A (B)	4,950	79,695
Salem Media Group, Inc.	4,629	17,822
Scholastic Corp.	4,728	198,765
Sinclair Broadcast Group, Inc., Class A	4,289	124,167
TEGNA, Inc.	10,190	118,612
The EW Scripps Company, Class A (A)	12,244	179,619
The Marcus Corp. (A)	3,767	152,940
Townsquare Media Inc., Class A	2,297	20,512
Multiline retail 0.1%
Big Lots, Inc.	964	41,500
Dillard's, Inc., Class A	6,101	479,417
Fred's, Inc., Class A (B)	1,382	2,363
J.C. Penney Company, Inc. (A)(B)	40,520	71,720
Tuesday Morning Corp. (A)(B)	10,364	31,610
Specialty retail 4.4%
Aaron's, Inc.	9,312	462,993
Abercrombie & Fitch Company, Class A (A)	14,123	306,045
American Eagle Outfitters, Inc.	35,680	926,253
America's Car-Mart, Inc. (B)	2,886	240,837
Ascena Retail Group, Inc. (A)(B)	26,215	120,065
At Home Group, Inc. (B)	1,067	36,715
AutoNation, Inc. (B)	19,954	904,914
Barnes & Noble Education, Inc. (B)	12,606	75,384
Barnes & Noble, Inc.	11,216	58,884
Bed Bath & Beyond, Inc.	17,862	320,444
4	JOHN HANCOCK NEW OPPORTUNITIES FUND | ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Shares	Value
Consumer discretionary (continued)
Specialty retail (continued)
Big 5 Sporting Goods Corp. (A)	5,096	$29,047
Boot Barn Holdings, Inc. (B)	5,273	157,821
Build-A-Bear Workshop, Inc. (B)	3,383	31,124
Burlington Stores, Inc. (B)	45,778	7,698,919
Caleres, Inc.	10,226	413,948
Camping World Holdings, Inc., Class A (A)	89,500	1,853,545
Chico's FAS, Inc.	23,767	216,755
Citi Trends, Inc.	3,147	97,368
Conn's, Inc. (A)(B)	3,027	124,107
Destination Maternity Corp. (B)	3,213	16,129
Dick's Sporting Goods, Inc. (A)	10,907	408,358
DSW, Inc., Class A	14,835	493,412
Express, Inc. (B)	19,715	221,202
Five Below, Inc. (B)	42,880	4,994,234
Foot Locker, Inc.	12,209	601,904
Francesca's Holdings Corp. (A)(B)	6,007	37,724
GameStop Corp., Class A (A)	19,067	253,019
Genesco, Inc. (B)	5,442	276,726
Group 1 Automotive, Inc.	2,943	226,876
Guess?, Inc.	17,586	430,857
Haverty Furniture Companies, Inc.	3,731	82,455
Hibbett Sports, Inc. (A)(B)	5,518	113,395
Kirkland's, Inc. (B)	3,512	31,924
Lithia Motors, Inc., Class A	19,379	1,674,346
MarineMax, Inc. (B)	4,644	104,490
Monro, Inc.	3,860	273,867
Murphy USA, Inc. (B)	346	28,711
New York & Company, Inc. (B)	2,900	13,195
Office Depot, Inc.	72,335	242,322
Penske Automotive Group, Inc.	13,688	720,399
Pier 1 Imports, Inc.	22,118	40,697
Sears Hometown and Outlet Stores, Inc. (A)(B)	5,170	15,510
Shoe Carnival, Inc.	1,826	81,184
Signet Jewelers, Ltd.	9,949	638,726
Sonic Automotive, Inc., Class A	4,036	86,774
Stage Stores, Inc.	3,629	7,621
The Cato Corp., Class A	3,464	74,303
Tile Shop Holdings, Inc.	2,488	19,033
Tilly's, Inc., Class A	2,881	67,761
TravelCenters of America LLC (B)	9,249	40,233
Urban Outfitters, Inc. (B)	10,025	465,962
Vitamin Shoppe, Inc. (B)	6,405	81,984
Zumiez, Inc. (B)	4,435	138,150
SEE NOTES TO FINANCIAL STATEMENTS	ANNUAL REPORT | JOHN HANCOCK NEW OPPORTUNITIES FUND	5

	Shares	Value
Consumer discretionary (continued)
Textiles, apparel and luxury goods 0.8%
Crocs, Inc. (B)	7,985	$164,970
Culp, Inc.	1,922	48,723
Deckers Outdoor Corp. (B)	5,075	618,338
Delta Apparel, Inc. (B)	522	9,683
Fossil Group, Inc. (A)(B)	9,662	219,038
G-III Apparel Group, Ltd. (B)	11,383	517,699
Lakeland Industries, Inc. (B)	700	9,240
Movado Group, Inc.	2,782	118,513
Oxford Industries, Inc.	31,288	2,912,600
Perry Ellis International, Inc. (B)	1,793	49,361
Rocky Brands, Inc.	1,741	52,491
Superior Group of Companies, Inc.	640	12,128
Unifi, Inc. (A)(B)	3,710	118,015
Vera Bradley, Inc. (A)(B)	9,128	133,816
Consumer staples 2.2%		13,740,620
Beverages 0.0%
Craft Brew Alliance, Inc. (B)	5,110	96,835
Food and staples retailing 1.2%
Casey's General Stores, Inc.	1,914	218,521
Ingles Markets, Inc., Class A (A)	2,301	82,721
Natural Grocers by Vitamin Cottage, Inc. (A)(B)	7,328	142,236
Performance Food Group Company (B)	2,517	83,313
PriceSmart, Inc.	23,339	2,026,992
Smart & Final Stores, Inc. (B)	344,396	2,410,772
SpartanNash Company	5,433	115,995
SUPERVALU, Inc. (B)	5,816	187,799
The Andersons, Inc. (A)	6,535	266,955
The Chefs' Warehouse, Inc. (B)	4,944	145,354
United Natural Foods, Inc. (B)	11,667	414,295
US Foods Holding Corp. (B)	28,369	924,546
Village Super Market, Inc., Class A	3,115	90,896
Weis Markets, Inc.	6,029	280,891
Food products 0.8%
Alico, Inc.	490	15,827
Bunge, Ltd.	9,707	630,761
Darling Ingredients, Inc. (A)(B)	35,705	706,245
Dean Foods Company	17,233	131,315
Farmer Brothers Company (B)	3,051	88,479
Fresh Del Monte Produce, Inc. (A)	7,541	282,335
Hostess Brands, Inc. (B)	11,928	140,273
Ingredion, Inc.	3,170	320,392
John B. Sanfilippo & Son, Inc.	1,267	92,580
Landec Corp. (B)	4,288	57,674
6	JOHN HANCOCK NEW OPPORTUNITIES FUND | ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Shares	Value
Consumer staples (continued)
Food products (continued)
Limoneira Company	1,516	$46,769
Pilgrim's Pride Corp. (B)	3,967	73,350
Post Holdings, Inc. (B)	9,347	909,089
Sanderson Farms, Inc.	4,510	476,978
Seaboard Corp.	117	431,119
Seneca Foods Corp., Class A (B)	2,016	65,117
TreeHouse Foods, Inc. (B)	8,610	448,581
Household products 0.1%
Central Garden & Pet Company (B)	2,475	98,258
Central Garden & Pet Company, Class A (A)(B)	7,164	260,268
Oil-Dri Corp. of America	855	34,756
Orchids Paper Products Company (A)(B)	1,525	5,597
Spectrum Brands Holdings, Inc.	744	64,616
Personal products 0.1%
CCA Industries, Inc. (B)	300	855
Coty, Inc., Class A	33,445	413,380
Inter Parfums, Inc. (A)	2,346	153,194
Mannatech, Inc.	83	1,565
Natural Alternatives International, Inc. (B)	1,588	15,086
Nature's Sunshine Products, Inc. (B)	603	5,427
Tobacco 0.0%
Alliance One International, Inc. (B)	2,000	35,400
Universal Corp.	4,134	247,213
Energy 8.5%		52,581,547
Energy equipment and services 5.1%
Archrock, Inc.	7,529	95,242
Basic Energy Services, Inc. (A)(B)	6,367	56,412
Bristow Group, Inc. (A)(B)	10,620	116,395
CARBO Ceramics, Inc. (B)	883	7,638
Dawson Geophysical Company (B)	5,257	32,593
Diamond Offshore Drilling, Inc. (A)(B)	7,714	134,378
Dril-Quip, Inc. (A)(B)	73,384	3,863,668
Ensco PLC, Class A (A)	68,515	468,643
Era Group, Inc. (B)	6,242	74,529
Exterran Corp. (A)(B)	6,677	182,883
Forum Energy Technologies, Inc. (B)	19,898	237,781
Frank's International NV (A)(B)	644,628	5,692,065
Geospace Technologies Corp. (B)	116,076	1,640,154
Gulf Island Fabrication, Inc.	4,932	46,607
Helix Energy Solutions Group, Inc. (A)(B)	33,628	314,758
Helmerich & Payne, Inc.	50,519	3,312,531
Hornbeck Offshore Services, Inc. (B)	3,837	16,921
Independence Contract Drilling, Inc. (B)	3,895	17,021
SEE NOTES TO FINANCIAL STATEMENTS	ANNUAL REPORT | JOHN HANCOCK NEW OPPORTUNITIES FUND	7

	Shares	Value
Energy (continued)
Energy equipment and services (continued)
Keane Group, Inc. (B)	1,491	$18,309
Matrix Service Company (A)(B)	6,259	130,813
McDermott International, Inc. (B)	31,173	602,886
Mitcham Industries, Inc. (B)	2,782	11,128
Nabors Industries, Ltd.	49,626	306,192
Natural Gas Services Group, Inc. (B)	47,153	1,042,081
Newpark Resources, Inc. (A)(B)	162,643	1,707,752
Noble Corp. PLC (A)(B)	55,271	337,153
Nordic American Offshore, Ltd.	18	17
Oceaneering International, Inc. (B)	124,818	3,528,605
Oil States International, Inc. (B)	68,456	2,317,236
Parker Drilling Company (B)	1,883	7,419
Patterson-UTI Energy, Inc.	34,870	597,323
PHI, Inc. (B)	2,950	24,043
Pioneer Energy Services Corp. (B)	22,654	72,493
ProPetro Holding Corp. (B)	2,500	38,050
RigNet, Inc. (B)	1,542	25,135
Rowan Companies PLC, Class A (A)(B)	25,947	364,296
RPC, Inc.	201,993	2,763,264
SEACOR Holdings, Inc. (B)	2,696	138,709
SEACOR Marine Holdings, Inc. (B)	2,710	55,501
Smart Sand, Inc. (A)(B)	1,435	7,146
Superior Energy Services, Inc. (B)	30,445	274,005
TETRA Technologies, Inc. (B)	23,335	107,108
Tidewater, Inc. (B)	391	12,512
Transocean, Ltd. (A)(B)	39,547	478,914
U.S. Silica Holdings, Inc. (A)	10,029	212,515
Unit Corp. (B)	12,164	319,792
Oil, gas and consumable fuels 3.4%
Abraxas Petroleum Corp. (B)	540,100	1,215,225
Adams Resources & Energy, Inc.	139	6,380
Alta Mesa Resources, Inc. (A)(B)	3,577	16,955
Antero Resources Corp. (B)	54,699	1,012,478
Approach Resources, Inc. (A)(B)	10,446	22,563
Arch Coal, Inc., Class A	3,918	347,409
Ardmore Shipping Corp. (B)	2,870	20,090
Bonanza Creek Energy, Inc. (B)	2,851	88,381
Callon Petroleum Company (B)	40,817	461,232
Centennial Resource Development, Inc., Class A (A)(B)	21,849	421,030
Clean Energy Fuels Corp. (A)(B)	44,635	122,746
Cloud Peak Energy, Inc. (B)	19,153	45,201
CNX Resources Corp. (B)	39,748	633,583
CONSOL Energy, Inc. (B)	4,968	213,127
Contango Oil & Gas Company (B)	6,165	42,107
8	JOHN HANCOCK NEW OPPORTUNITIES FUND | ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Shares	Value
Energy (continued)
Oil, gas and consumable fuels (continued)
CVR Energy, Inc.	2,574	$97,941
Delek US Holdings, Inc.	14,368	783,056
Denbury Resources, Inc. (A)(B)	47,850	266,525
DHT Holdings, Inc.	4,313	20,185
Dorian LPG, Ltd. (B)	14,044	107,015
Earthstone Energy, Inc., Class A (B)	1,313	11,003
Eclipse Resources Corp. (A)(B)	57,236	81,847
EnLink Midstream LLC	17,535	285,821
EP Energy Corp., Class A (A)(B)	28,220	49,385
Extraction Oil & Gas, Inc. (B)	12,901	149,007
GasLog, Ltd.	8,051	135,257
Green Plains, Inc.	6,351	112,730
Gulfport Energy Corp. (B)	33,631	395,501
Halcon Resources Corp. (A)(B)	28,788	131,849
Hallador Energy Company	2,552	15,593
HighPoint Resources Corp. (B)	24,524	135,127
International Seaways, Inc. (B)	7,557	155,070
Laredo Petroleum, Inc. (B)	7,895	65,450
Matador Resources Company (B)	109,959	3,600,058
Midstates Petroleum Company, Inc. (B)	1,511	17,573
Murphy Oil Corp.	29,748	917,131
NACCO Industries, Inc., Class A	1,238	43,516
Oasis Petroleum, Inc. (B)	43,795	589,481
Overseas Shipholding Group, Inc., Class A (B)	19,221	65,928
Pacific Ethanol, Inc. (B)	9,266	17,142
Panhandle Oil and Gas, Inc., Class A	59	1,100
Par Pacific Holdings, Inc. (B)	5,395	109,572
PBF Energy, Inc., Class A	19,745	1,025,160
PDC Energy, Inc. (B)	12,193	642,449
Peabody Energy Corp.	15,436	637,661
Penn Virginia Corp. (B)	3,165	281,495
QEP Resources, Inc. (B)	43,591	434,602
Range Resources Corp.	32,813	538,789
Renewable Energy Group, Inc. (A)(B)	10,226	275,591
REX American Resources Corp. (B)	702	56,567
Ring Energy, Inc. (A)(B)	9,014	106,365
SandRidge Energy, Inc. (B)	3,085	48,928
Scorpio Tankers, Inc. (A)	56,535	108,547
SemGroup Corp., Class A	15,745	381,029
Ship Finance International, Ltd. (A)	3,011	42,756
SilverBow Resources, Inc. (B)	1,162	35,859
SM Energy Company	22,628	680,877
Southwestern Energy Company (B)	22,141	124,432
SRC Energy, Inc. (A)(B)	44,746	416,585
SEE NOTES TO FINANCIAL STATEMENTS	ANNUAL REPORT | JOHN HANCOCK NEW OPPORTUNITIES FUND	9

	Shares	Value
Energy (continued)
Oil, gas and consumable fuels (continued)
Talos Energy, Inc. (B)	638	$22,024
Teekay Tankers, Ltd., Class A	8,305	8,969
Whiting Petroleum Corp. (B)	11,675	594,374
WildHorse Resource Development Corp. (B)	2,508	54,524
World Fuel Services Corp.	12,259	343,620
WPX Energy, Inc. (B)	46,217	881,358
Financials 20.1%		124,342,726
Banks 10.3%
1st Source Corp.	3,710	207,723
Access National Corp.	1,791	48,608
Allegiance Bancshares, Inc. (B)	1,918	85,447
American National Bankshares, Inc.	539	22,180
Ameris Bancorp	69,160	3,433,794
Arrow Financial Corp.	1,236	48,637
Associated Banc-Corp.	34,403	937,482
Atlantic Capital Bancshares, Inc. (B)	4,294	78,366
Banc of California, Inc.	9,419	189,793
BancFirst Corp. (A)	5,246	334,695
BancorpSouth Bank	8,754	304,639
Bank of Commerce Holdings	3,052	39,371
Bank of Florida Corp. (B)(C)	2,087	0
Bank of Marin Bancorp	1,079	95,114
Bank OZK	7,436	300,861
BankUnited, Inc.	7,893	306,169
Banner Corp.	7,853	505,183
Bar Harbor Bankshares	2,084	61,374
BCB Bancorp, Inc.	1,400	20,790
Berkshire Hills Bancorp, Inc.	10,580	447,005
Blue Hills Bancorp, Inc.	7,267	167,141
BOK Financial Corp. (A)	1,558	159,773
Boston Private Financial Holdings, Inc.	17,266	249,494
Bridge Bancorp, Inc.	2,589	90,615
Brookline Bancorp, Inc.	18,279	331,764
Bryn Mawr Bank Corp.	4,954	241,755
C&F Financial Corp.	568	35,386
Camden National Corp. (A)	4,163	190,416
Capital City Bank Group, Inc.	3,796	93,078
Carolina Financial Corp.	3,873	159,374
CenterState Bank Corp.	1,738	53,218
Central Pacific Financial Corp.	5,713	161,849
Central Valley Community Bancorp	1,337	28,893
Century Bancorp, Inc., Class A	234	16,673
Chemical Financial Corp. (A)	13,049	745,359
CIT Group, Inc.	20,436	1,108,449
10	JOHN HANCOCK NEW OPPORTUNITIES FUND | ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Shares	Value
Financials (continued)
Banks (continued)
Citizens & Northern Corp.	2,868	$80,333
City Holding Company (A)	2,119	171,809
Civista Bancshares, Inc.	509	12,155
CNB Financial Corp.	2,721	83,888
CoBiz Financial, Inc. (A)	1,387	31,970
Columbia Banking System, Inc.	2,884	121,849
Community Bank System, Inc. (A)	6,955	459,934
Community Trust Bancorp, Inc.	4,066	200,860
ConnectOne Bancorp, Inc. (A)	7,577	186,773
Customers Bancorp, Inc. (B)	6,286	155,264
CVB Financial Corp.	7,809	187,806
Eagle Bancorp, Inc. (A)(B)	6,324	340,547
Enterprise Bancorp, Inc.	213	7,662
Enterprise Financial Services Corp. (A)	3,478	195,811
Equity Bancshares, Inc., Class A (B)	1,622	65,837
Farmers National Banc Corp.	7,522	119,224
FB Financial Corp.	2,194	96,492
FCB Financial Holdings, Inc., Class A (B)	5,997	310,645
Fidelity Southern Corp.	8,015	194,765
Financial Institutions, Inc.	5,394	174,226
First Bancorp	4,210	175,641
First BanCorp (PR) (A)(B)	49,299	431,366
First Bancorp, Inc.	1,814	53,114
First Busey Corp.	5,395	172,910
First Citizens BancShares, Inc., Class A	4,151	1,971,767
First Commonwealth Financial Corp. (A)	23,176	388,198
First Community Bancshares, Inc. (A)	4,892	164,224
First Connecticut Bancorp, Inc.	4,122	130,667
First Financial Bancorp	18,311	574,965
First Financial Corp.	1,254	64,518
First Financial Northwest, Inc.	2,061	35,985
First Foundation, Inc. (B)	4,564	73,846
First Hawaiian, Inc.	2,325	67,402
First Horizon National Corp.	19,303	355,561
First Internet Bancorp	1,438	45,225
First Interstate BancSystem, Inc., Class A	8,054	374,108
First Merchants Corp. (A)	6,536	314,512
First Mid-Illinois Bancshares, Inc.	1,032	42,405
First Midwest Bancorp, Inc.	15,733	427,623
Flushing Financial Corp.	7,110	184,291
FNB Corp.	59,843	804,888
Franklin Financial Network, Inc. (A)(B)	3,827	147,914
Fulton Financial Corp.	32,457	590,717
German American Bancorp, Inc.	2,197	82,585
SEE NOTES TO FINANCIAL STATEMENTS	ANNUAL REPORT | JOHN HANCOCK NEW OPPORTUNITIES FUND	11

	Shares	Value
Financials (continued)
Banks (continued)
Great Southern Bancorp, Inc.	3,601	$213,539
Great Western Bancorp, Inc.	13,258	577,253
Green Bancorp, Inc.	4,776	114,624
Guaranty Bancorp	4,401	137,531
Hancock Whitney Corp.	15,955	822,480
Hanmi Financial Corp.	6,194	161,663
HarborOne Bancorp, Inc. (B)	60,084	1,184,256
Heartland Financial USA, Inc.	4,743	288,374
Heritage Commerce Corp.	9,672	153,204
Heritage Financial Corp.	5,674	205,966
Hilltop Holdings, Inc.	13,802	286,392
Home BancShares, Inc.	4,752	111,244
HomeTrust Bancshares, Inc. (B)	5,077	146,218
Hope Bancorp, Inc.	31,909	558,727
Horizon Bancorp, Inc.	8,883	181,480
Howard Bancorp, Inc. (B)	775	13,524
IBERIABANK Corp.	9,962	863,207
Independent Bank Corp. (MA) (A)	3,735	340,259
Independent Bank Corp. (MI)	2,100	52,395
Independent Bank Group, Inc.	6,453	446,870
International Bancshares Corp.	15,841	742,151
Investors Bancorp, Inc.	58,119	743,923
Lakeland Bancorp, Inc. (A)	9,636	185,975
LegacyTexas Financial Group, Inc. (A)	9,070	419,669
Macatawa Bank Corp.	9,806	122,281
MB Financial, Inc.	10,622	514,742
MBT Financial Corp.	5,279	57,805
Mercantile Bank Corp. (A)	4,054	143,552
Midland States Bancorp, Inc.	2,466	84,904
MidSouth Bancorp, Inc.	729	11,190
MidWestOne Financial Group, Inc.	1,523	51,081
National Bank Holdings Corp., Class A	6,429	258,124
National Commerce Corp. (A)(B)	2,223	97,812
NBT Bancorp, Inc. (A)	8,019	324,609
Nicolet Bankshares, Inc. (B)	1,053	58,294
Northeast Bancorp	1,221	26,618
Northrim BanCorp, Inc.	1,302	58,004
OFG Bancorp	10,217	165,515
Old Line Bancshares, Inc.	390	13,338
Old National Bancorp (A)	27,179	551,734
Old Second Bancorp, Inc.	3,314	51,201
Opus Bank	8,853	250,983
Pacific Mercantile Bancorp (B)	3,866	39,047
Pacific Premier Bancorp, Inc. (A)(B)	6,036	238,724
12	JOHN HANCOCK NEW OPPORTUNITIES FUND | ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Shares	Value
Financials (continued)
Banks (continued)
PacWest Bancorp	24,101	$1,216,859
Park National Corp.	1,289	141,983
Peapack Gladstone Financial Corp.	5,994	200,260
Peoples Bancorp, Inc.	4,661	167,143
People's United Financial, Inc.	64,919	1,201,651
People's Utah Bancorp	1,598	57,768
Pinnacle Financial Partners, Inc.	58,806	3,795,927
Popular, Inc.	92,802	4,671,653
Premier Financial Bancorp, Inc.	903	17,609
Prosperity Bancshares, Inc.	13,013	973,893
QCR Holdings, Inc. (A)	1,243	54,071
Renasant Corp. (A)	7,841	366,096
Republic Bancorp, Inc., Class A	30,506	1,482,897
S&T Bancorp, Inc. (A)	8,305	387,511
Sandy Spring Bancorp, Inc.	5,612	218,868
Seacoast Banking Corp. of Florida (A)(B)	7,094	224,312
Shore Bancshares, Inc.	2,964	55,694
Sierra Bancorp	3,854	114,348
Signature Bank	1,158	134,027
Simmons First National Corp., Class A	15,062	475,959
South State Corp.	4,933	406,726
Southern First Bancshares, Inc. (B)	627	26,083
Southern National Bancorp of Virginia, Inc.	3,580	62,829
Southside Bancshares, Inc.	2,461	87,612
State Bank Financial Corp.	7,920	258,034
Sterling Bancorp (A)	33,433	763,944
TCF Financial Corp.	141,658	3,591,030
Texas Capital Bancshares, Inc. (B)	27,326	2,429,281
The Bancorp, Inc. (B)	18,271	183,258
The First Bancshares, Inc.	752	30,870
The First of Long Island Corp.	2,347	51,165
TierOne Corp. (B)(C)	1,301	1
Tompkins Financial Corp. (A)	2,856	250,957
Towne Bank (A)	5,528	180,213
TriCo Bancshares	4,330	168,350
TriState Capital Holdings, Inc. (A)(B)	8,357	248,621
Triumph Bancorp, Inc. (A)(B)	3,766	159,867
Trustmark Corp. (A)	16,202	574,847
Umpqua Holdings Corp. (A)	41,890	896,446
Union Bankshares Corp.	10,459	435,094
United Bankshares, Inc. (A)	13,090	515,746
United Community Banks, Inc. (A)	13,366	405,524
Univest Corp. of Pennsylvania	6,800	193,800
Valley National Bancorp (A)	34,872	420,208
SEE NOTES TO FINANCIAL STATEMENTS	ANNUAL REPORT | JOHN HANCOCK NEW OPPORTUNITIES FUND	13

	Shares	Value
Financials (continued)
Banks (continued)
Veritex Holdings, Inc. (B)	4,380	$134,116
Washington Trust Bancorp, Inc. (A)	1,814	108,840
WesBanco, Inc.	11,554	570,177
West Bancorporation, Inc.	1,800	43,470
Wintrust Financial Corp.	4,282	379,171
Capital markets 1.6%
Artisan Partners Asset Management, Inc., Class A (A)	53,420	1,770,873
Associated Capital Group, Inc., Class A	108	4,039
Blucora, Inc. (A)(B)	11,765	425,893
BrightSphere Investment Group PLC	195,220	2,477,342
Cowen, Inc. (A)(B)	6,263	95,198
GAIN Capital Holdings, Inc. (A)	11,270	83,060
Greenhill & Company, Inc. (A)	2,337	64,268
INTL. FCStone, Inc. (B)	1,915	106,780
Investment Technology Group, Inc.	4,951	108,328
Janus Henderson Group PLC	24,430	690,148
Legg Mason, Inc.	19,331	603,127
Oppenheimer Holdings, Inc., Class A	5,084	158,621
Piper Jaffray Companies	300	23,100
Pzena Investment Management, Inc., Class A	95,392	866,159
Stifel Financial Corp.	37,685	2,105,461
Virtus Investment Partners, Inc.	948	122,292
Waddell & Reed Financial, Inc., Class A (A)	15,185	304,004
Consumer finance 1.7%
Asta Funding, Inc.	290	1,073
Consumer Portfolio Services, Inc. (B)	5,992	23,129
Encore Capital Group, Inc. (A)(B)	59,361	2,300,239
Enova International, Inc. (A)(B)	5,481	181,969
EZCORP, Inc., Class A (B)	9,937	110,301
FirstCash, Inc.	1,593	129,511
Green Dot Corp., Class A (B)	1,303	111,628
LendingClub Corp. (A)(B)	22,870	82,561
Navient Corp.	54,891	748,713
Nelnet, Inc., Class A (A)	7,366	424,650
Nicholas Financial, Inc. (B)	75	883
OneMain Holdings, Inc. (B)	24,278	891,003
PRA Group, Inc. (A)(B)	10,369	378,987
Regional Management Corp. (B)	4,394	146,452
Santander Consumer USA Holdings, Inc.	39,326	848,655
SLM Corp. (B)	312,980	3,668,126
World Acceptance Corp. (A)(B)	2,374	281,580
Diversified financial services 0.2%
Cannae Holdings, Inc. (B)	1,903	36,994
Marlin Business Services Corp.	2,737	78,278
14	JOHN HANCOCK NEW OPPORTUNITIES FUND | ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Shares	Value
Financials (continued)
Diversified financial services (continued)
NewStar Financial, Inc. (B)(C)	16,196	$7,973
On Deck Capital, Inc. (B)	8,386	68,933
Voya Financial, Inc.	14,660	734,026
Insurance 3.3%
Ambac Financial Group, Inc. (B)	10,609	224,168
American Equity Investment Life Holding Company	16,914	627,340
American National Insurance Company	4,122	529,017
AMERISAFE, Inc. (A)	2,582	164,732
AmTrust Financial Services, Inc. (A)	38,017	552,767
Argo Group International Holdings, Ltd. (A)	6,422	409,081
Aspen Insurance Holdings, Ltd.	13,132	540,382
Assurant, Inc.	12,711	1,306,945
Assured Guaranty, Ltd.	24,142	983,545
Athene Holding, Ltd., Class A (B)	16,095	799,278
Atlas Financial Holdings, Inc. (B)	2,735	28,034
Axis Capital Holdings, Ltd.	2,567	147,654
CNO Financial Group, Inc.	15,751	340,379
Donegal Group, Inc., Class A	6,320	91,324
eHealth, Inc. (B)	507	14,799
EMC Insurance Group, Inc.	3,638	93,424
Employers Holdings, Inc.	5,979	274,137
Enstar Group, Ltd. (A)(B)	2,968	633,668
Everest Re Group, Ltd.	1,434	319,811
FBL Financial Group, Inc., Class A (A)	4,276	347,853
FedNat Holding Company	4,812	126,556
First American Financial Corp.	2,207	125,490
Genworth Financial, Inc., Class A (A)(B)	24,551	114,162
Global Indemnity, Ltd.	2,891	113,992
Greenlight Capital Re, Ltd., Class A (B)	9,056	116,370
Hallmark Financial Services, Inc. (B)	4,441	49,872
HCI Group, Inc.	2,133	86,387
Heritage Insurance Holdings, Inc.	192,750	2,823,788
Horace Mann Educators Corp.	9,493	439,526
Independence Holding Company	2,216	78,114
Investors Title Company	98	19,012
James River Group Holdings, Ltd.	1,652	67,649
Kemper Corp.	11,219	912,666
Maiden Holdings, Ltd. (A)	18,564	70,543
MBIA, Inc. (A)(B)	13,621	139,888
Mercury General Corp.	5,863	316,016
National General Holdings Corp. (A)	16,070	438,872
National Western Life Group, Inc., Class A (A)	504	164,279
Old Republic International Corp.	49,481	1,097,489
ProAssurance Corp.	4,492	217,188
SEE NOTES TO FINANCIAL STATEMENTS	ANNUAL REPORT | JOHN HANCOCK NEW OPPORTUNITIES FUND	15

	Shares	Value
Financials (continued)
Insurance (continued)
Protective Insurance Corp., Class B	1,111	$26,109
Reinsurance Group of America, Inc.	3,904	557,686
RenaissanceRe Holdings, Ltd.	932	123,919
Safety Insurance Group, Inc. (A)	2,837	274,338
Selective Insurance Group, Inc.	3,469	222,710
State Auto Financial Corp.	9,546	299,649
Stewart Information Services Corp.	3,174	142,132
The Hanover Insurance Group, Inc.	4,894	599,466
The Navigators Group, Inc. (A)	4,558	319,060
Third Point Reinsurance, Ltd. (A)(B)	23,855	319,657
Tiptree, Inc.	5,585	36,303
United Fire Group, Inc. (A)	3,131	155,078
United Insurance Holdings Corp. (A)	5,210	108,524
Universal Insurance Holdings, Inc. (A)	2,373	105,836
Unum Group	21,932	808,852
White Mountains Insurance Group, Ltd.	147	136,409
Mortgage real estate investment trusts 1.1%
Anworth Mortgage Asset Corp.	412,500	2,013,000
Capstead Mortgage Corp.	287,200	2,412,480
Granite Point Mortgage Trust, Inc. (A)	139,000	2,660,460
Thrifts and mortgage finance 1.9%
BankFinancial Corp.	3,904	62,269
Beneficial Bancorp, Inc. (A)	18,025	317,240
Capitol Federal Financial, Inc.	32,885	434,411
Charter Financial Corp.	4,663	116,155
Dime Community Bancshares, Inc.	8,928	162,043
ESSA Bancorp, Inc.	589	9,471
Federal Agricultural Mortgage Corp., Class C (A)	1,655	127,551
First Defiance Financial Corp.	4,830	154,512
Flagstar Bancorp, Inc. (A)(B)	13,582	448,885
FS Bancorp, Inc.	206	12,016
Hingham Institution for Savings	102	22,135
Home Bancorp, Inc.	2,190	100,193
HomeStreet, Inc. (A)(B)	93,198	2,744,681
Kearny Financial Corp. (A)	26,199	358,926
Luther Burbank Corp.	159,400	1,817,160
Meridian Bancorp, Inc.	9,946	178,033
Meta Financial Group, Inc. (A)	1,150	99,590
New York Community Bancorp, Inc.	89,742	966,521
NMI Holdings, Inc., Class A (A)(B)	11,338	244,901
Northfield Bancorp, Inc. (A)	11,750	191,290
Northwest Bancshares, Inc.	12,662	230,702
OceanFirst Financial Corp.	8,647	252,492
Ocwen Financial Corp. (B)	1,811	7,570
16	JOHN HANCOCK NEW OPPORTUNITIES FUND | ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Shares	Value
Financials (continued)
Thrifts and mortgage finance (continued)
Oritani Financial Corp.	13,875	$224,775
PHH Corp. (B)	10,138	109,997
Provident Financial Holdings, Inc.	768	14,131
Provident Financial Services, Inc.	15,537	391,999
Radian Group, Inc.	15,469	314,485
Riverview Bancorp, Inc.	5,611	55,268
SI Financial Group, Inc.	2,817	39,015
Territorial Bancorp, Inc.	1,321	39,471
Timberland Bancorp, Inc.	938	33,308
TrustCo Bank Corp. (A)	22,326	206,516
United Community Financial Corp.	13,113	135,720
United Financial Bancorp, Inc. (A)	12,680	225,324
Walker & Dunlop, Inc.	4,025	219,363
Washington Federal, Inc.	7,608	259,433
Waterstone Financial, Inc.	7,156	120,936
Western New England Bancorp, Inc.	7,462	79,470
WMIH Corp. (B)	160,756	242,742
WSFS Financial Corp.	5,364	261,763
Health care 12.0%		74,361,734
Biotechnology 3.2%
Abeona Therapeutics, Inc. (B)	22,400	344,960
Achillion Pharmaceuticals, Inc. (B)	32,241	111,231
Acorda Therapeutics, Inc. (B)	11,993	345,398
Adverum Biotechnologies, Inc. (B)	13,501	102,608
AMAG Pharmaceuticals, Inc. (A)(B)	26,454	645,478
Amarin Corp. PLC, ADR (B)	68,800	217,408
Amicus Therapeutics, Inc. (B)	162,328	2,188,181
Aptevo Therapeutics, Inc. (B)	4,366	24,100
Ardelyx, Inc. (B)	2,085	8,966
Calithera Biosciences, Inc. (B)	3,123	17,020
Catalyst Biosciences, Inc. (A)(B)	910	9,946
Celldex Therapeutics, Inc. (B)	13,842	6,949
Chimerix, Inc. (B)	15,413	61,498
Concert Pharmaceuticals, Inc. (B)	1,726	27,219
DBV Technologies SA, ADR (B)	59,664	1,326,927
Emergent BioSolutions, Inc. (B)	9,242	573,004
Five Prime Therapeutics, Inc. (B)	1,403	19,642
Global Blood Therapeutics, Inc. (B)	59,686	2,921,630
Heron Therapeutics, Inc. (B)	16,004	616,954
Immune Design Corp. (B)	2,878	10,936
Keryx Biopharmaceuticals, Inc. (A)(B)	61,300	209,033
Merrimack Pharmaceuticals, Inc. (A)(B)	4,165	24,657
Myriad Genetics, Inc. (B)	8,013	398,967
Neurocrine Biosciences, Inc. (B)	31,591	3,884,113
SEE NOTES TO FINANCIAL STATEMENTS	ANNUAL REPORT | JOHN HANCOCK NEW OPPORTUNITIES FUND	17

	Shares	Value
Health care (continued)
Biotechnology (continued)
Ophthotech Corp. (B)	7,647	$19,576
PDL BioPharma, Inc. (B)	47,024	113,798
Portola Pharmaceuticals, Inc. (A)(B)	72,140	2,153,379
Prothena Corp. PLC (B)	2,514	38,263
Ra Pharmaceuticals, Inc. (B)	2,517	30,707
Repligen Corp. (B)	3,481	191,037
Retrophin, Inc. (B)	77,277	2,448,908
Sierra Oncology, Inc. (B)	14,470	25,467
United Therapeutics Corp. (B)	4,381	538,819
Vanda Pharmaceuticals, Inc. (B)	17,500	338,188
Versartis, Inc. (B)	5,626	10,127
Zafgen, Inc. (B)	6,603	62,861
Health care equipment and supplies 3.6%
AngioDynamics, Inc. (B)	8,363	187,498
Anika Therapeutics, Inc. (B)	2,273	94,079
Avanos Medical, Inc. (A)(B)	9,875	711,988
Cardiovascular Systems, Inc. (B)	103,518	3,988,549
CONMED Corp.	5,155	414,617
CryoLife, Inc. (A)(B)	6,984	242,345
Electromed, Inc. (B)	2,000	9,320
FONAR Corp. (B)	820	21,484
Globus Medical, Inc., Class A (B)	126,724	6,750,587
Haemonetics Corp. (B)	5,077	566,796
ICU Medical, Inc. (B)	15,801	4,835,106
Integer Holdings Corp. (A)(B)	4,338	346,606
Invacare Corp.	10,063	152,958
Kewaunee Scientific Corp.	80	2,556
LivaNova PLC (B)	1,326	166,479
Merit Medical Systems, Inc. (B)	8,360	491,986
Natus Medical, Inc. (B)	2,624	97,875
Orthofix Medical, Inc. (B)	1,572	84,196
RTI Surgical, Inc. (B)	18,893	84,546
SeaSpine Holdings Corp. (B)	2,479	38,177
Wright Medical Group NV (B)	91,242	2,644,193
Health care providers and services 1.3%
Acadia Healthcare Company, Inc. (B)	54,665	2,270,237
Aceto Corp.	4,865	16,152
Addus HomeCare Corp. (B)	4,695	304,706
Brookdale Senior Living, Inc. (B)	36,757	364,629
Civitas Solutions, Inc. (B)	2,870	45,920
Community Health Systems, Inc. (B)	14,453	56,078
Cross Country Healthcare, Inc. (B)	6,620	66,266
Digirad Corp.	3,687	6,084
Diplomat Pharmacy, Inc. (B)	5,650	116,729
18	JOHN HANCOCK NEW OPPORTUNITIES FUND | ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Shares	Value
Health care (continued)
Health care providers and services (continued)
Envision Healthcare Corp. (B)	16,436	$745,537
InfuSystem Holdings, Inc. (B)	5,153	17,263
LHC Group, Inc. (A)(B)	7,516	743,558
LifePoint Health, Inc. (A)(B)	7,421	477,912
Magellan Health, Inc. (B)	4,535	333,323
MedCath Corp. (B)(C)	4,104	2,052
MEDNAX, Inc. (B)	13,669	647,227
National HealthCare Corp. (A)	3,473	267,664
Owens & Minor, Inc.	12,316	209,126
Patterson Companies, Inc. (A)	1,820	41,041
Premier, Inc., Class A (B)	4,300	190,189
Quorum Health Corp. (B)	4,043	18,396
Select Medical Holdings Corp. (A)(B)	28,308	560,498
Surgery Partners, Inc. (B)	9,453	164,010
The Ensign Group, Inc.	5,399	210,939
The Providence Service Corp. (B)	3,120	209,477
Triple-S Management Corp., Class B (B)	3,548	77,240
Health care technology 1.0%
Allscripts Healthcare Solutions, Inc. (B)	37,260	544,369
Evolent Health, Inc., Class A (A)(B)	10,873	277,262
HealthStream, Inc.	4,427	140,469
HMS Holdings Corp. (B)	12,332	395,241
Medidata Solutions, Inc. (B)	50,858	4,321,913
Quality Systems, Inc. (A)(B)	6,984	159,864
Life sciences tools and services 0.8%
Bruker Corp.	50,372	1,792,236
Harvard Bioscience, Inc. (B)	7,918	47,112
Luminex Corp. (A)	10,178	287,121
Syneos Health, Inc. (B)	61,042	3,042,944
Pharmaceuticals 2.1%
Amneal Pharmaceuticals, Inc. (B)	99,529	2,299,120
Amphastar Pharmaceuticals, Inc. (A)(B)	10,600	201,188
Assertio Therapeutics, Inc. (B)	9,680	61,758
Catalent, Inc. (B)	91,958	3,843,844
Cumberland Pharmaceuticals, Inc. (B)	631	3,729
Dova Pharmaceuticals, Inc. (B)	86,270	2,195,572
Endo International PLC (B)	28,246	484,419
Horizon Pharma PLC (B)	18,802	397,474
Mallinckrodt PLC (A)(B)	17,763	612,113
Melinta Therapeutics, Inc. (B)	3,194	14,932
Neos Therapeutics, Inc. (B)	28,800	165,600
Otonomy, Inc. (B)	10,415	31,245
Prestige Consumer Healthcare, Inc. (B)	6,167	237,430
Taro Pharmaceutical Industries, Ltd. (B)	388	40,988
SEE NOTES TO FINANCIAL STATEMENTS	ANNUAL REPORT | JOHN HANCOCK NEW OPPORTUNITIES FUND	19

	Shares	Value
Health care (continued)
Pharmaceuticals (continued)
Tetraphase Pharmaceuticals, Inc. (B)	4,983	$17,640
Zogenix, Inc. (B)	53,499	2,584,002
Industrials 21.2%		131,150,529
Aerospace and defense 2.0%
AAR Corp.	54,084	2,524,100
Aerovironment, Inc. (B)	4,769	419,481
Arotech Corp. (B)	2,211	7,407
Astronics Corp. (B)	403	17,535
CPI Aerostructures, Inc. (B)	1,951	16,291
Cubic Corp.	35,058	2,653,891
Ducommun, Inc. (B)	3,210	130,615
Engility Holdings, Inc. (B)	4,506	156,403
Esterline Technologies Corp. (A)(B)	6,456	554,893
HEICO Corp.	40,738	3,694,121
KLX, Inc. (B)	11,962	883,274
Mercury Systems, Inc. (A)(B)	6,789	370,068
Moog, Inc., Class A	4,966	391,867
National Presto Industries, Inc. (A)	1,152	152,755
SIFCO Industries, Inc. (B)	400	2,060
Sparton Corp. (B)	1,001	12,783
The KeyW Holding Corp. (A)(B)	10,060	85,611
Triumph Group, Inc. (A)	10,522	218,858
Vectrus, Inc. (B)	2,461	80,770
Wesco Aircraft Holdings, Inc. (A)(B)	20,541	249,573
Air freight and logistics 0.2%
Air Transport Services Group, Inc. (B)	6,252	127,228
Atlas Air Worldwide Holdings, Inc. (B)	4,648	283,063
Echo Global Logistics, Inc. (A)(B)	6,101	202,553
Forward Air Corp.	2,549	163,799
Hub Group, Inc., Class A (B)	7,136	377,138
Radiant Logistics, Inc. (B)	11,599	50,456
Airlines 1.2%
Alaska Air Group, Inc.	13,280	896,267
Allegiant Travel Company	29,100	3,964,875
Copa Holdings SA, Class A	1,951	155,963
Hawaiian Holdings, Inc.	6,205	257,508
JetBlue Airways Corp. (B)	60,839	1,160,808
SkyWest, Inc.	8,443	551,328
Spirit Airlines, Inc. (A)(B)	13,436	638,479
Building products 1.3%
Alpha Pro Tech, Ltd. (B)	4,132	15,082
American Woodmark Corp. (B)	42,907	3,644,950
Apogee Enterprises, Inc.	5,298	260,768
20	JOHN HANCOCK NEW OPPORTUNITIES FUND | ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Shares	Value
Industrials (continued)
Building products (continued)
Armstrong Flooring, Inc. (B)	6,632	$116,126
CSW Industrials, Inc. (B)	2,127	119,112
Gibraltar Industries, Inc. (A)(B)	5,923	268,904
Griffon Corp.	6,903	125,980
Insteel Industries, Inc.	3,280	125,788
JELD-WEN Holding, Inc. (B)	46,987	1,142,724
Masonite International Corp. (B)	3,345	223,948
Owens Corning	9,722	550,460
Quanex Building Products Corp. (A)	7,897	129,511
Simpson Manufacturing Company, Inc. (A)	8,888	682,332
Universal Forest Products, Inc. (A)	13,017	487,617
USG Corp. (B)	6,162	265,582
Commercial services and supplies 2.1%
ABM Industries, Inc.	13,711	434,913
ACCO Brands Corp.	25,103	311,277
Acme United Corp.	300	6,576
Advanced Disposal Services, Inc. (B)	6,644	177,262
AMREP Corp. (B)	120	881
ARC Document Solutions, Inc. (B)	18,059	58,150
Brady Corp., Class A	6,683	270,327
CECO Environmental Corp.	7,708	65,056
Civeo Corp. (B)	37,150	146,371
Clean Harbors, Inc. (B)	7,244	496,866
Deluxe Corp.	1,607	95,167
Ennis, Inc.	4,732	103,158
Essendant, Inc. (A)	8,722	125,858
Healthcare Services Group, Inc.	47,132	1,942,310
Heritage-Crystal Clean, Inc. (B)	5,154	120,088
HNI Corp.	4,386	193,423
Hudson Technologies, Inc. (A)(B)	7,240	13,539
LSC Communications, Inc.	5,821	71,191
Matthews International Corp., Class A (A)	2,518	130,684
McGrath RentCorp	5,512	319,696
Mobile Mini, Inc.	7,082	303,818
Multi-Color Corp.	1,563	96,515
NL Industries, Inc. (B)	5,369	42,415
PICO Holdings, Inc. (B)	5,367	64,136
Quad/Graphics, Inc.	2,458	55,969
Ritchie Brothers Auctioneers, Inc.	97,743	3,724,986
SP Plus Corp. (B)	5,544	215,662
Steelcase, Inc., Class A	11,762	171,725
Team, Inc. (A)(B)	103,764	2,417,701
Tetra Tech, Inc.	9,448	659,470
Viad Corp. (A)	4,281	263,710
SEE NOTES TO FINANCIAL STATEMENTS	ANNUAL REPORT | JOHN HANCOCK NEW OPPORTUNITIES FUND	21

	Shares	Value
Industrials (continued)
Commercial services and supplies (continued)
Virco Manufacturing Corp.	700	$3,465
VSE Corp.	2,544	98,148
Construction and engineering 1.8%
AECOM (B)	75,704	2,546,683
Aegion Corp. (B)	3,300	82,368
Argan, Inc.	2,178	86,684
Dycom Industries, Inc. (B)	36,824	3,089,902
EMCOR Group, Inc.	3,713	297,411
Granite Construction, Inc. (A)	9,788	447,116
Great Lakes Dredge & Dock Corp. (B)	12,708	69,576
Jacobs Engineering Group, Inc.	16,308	1,185,429
KBR, Inc.	26,154	548,711
MasTec, Inc. (B)	9,715	425,517
MYR Group, Inc. (B)	3,816	132,682
Northwest Pipe Company (B)	3,747	67,671
NV5 Global, Inc. (B)	1,255	111,005
Orion Group Holdings, Inc. (B)	9,419	81,192
Primoris Services Corp.	10,662	267,190
Quanta Services, Inc. (B)	29,835	1,031,993
Sterling Construction Company, Inc. (B)	5,962	86,747
The Goldfield Corp. (B)	10,094	47,947
Tutor Perini Corp. (B)	11,436	232,723
Valmont Industries, Inc.	1,104	155,002
Electrical equipment 1.6%
Acuity Brands, Inc.	15,501	2,369,173
Allied Motion Technologies, Inc.	304	14,847
AZZ, Inc.	6,658	357,868
Babcock & Wilcox Enterprises, Inc. (B)	4,212	5,897
Broadwind Energy, Inc. (B)	3,229	7,039
Encore Wire Corp.	4,077	204,869
FuelCell Energy, Inc. (A)(B)	4,647	5,437
Generac Holdings, Inc. (A)(B)	22,300	1,237,427
LSI Industries, Inc.	5,767	29,815
nVent Electric PLC	9,817	275,760
Powell Industries, Inc.	75,151	2,942,162
Preformed Line Products Company	1,172	95,752
Regal Beloit Corp.	8,269	692,115
Sunrun, Inc. (A)(B)	799	10,483
Thermon Group Holdings, Inc. (B)	51,928	1,391,670
Ultralife Corp. (B)	3,715	32,135
Industrial conglomerates 0.0%
Carlisle Companies, Inc.	1,214	153,947
Machinery 4.6%
Actuant Corp., Class A	10,657	313,849
22	JOHN HANCOCK NEW OPPORTUNITIES FUND | ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Shares	Value
Industrials (continued)
Machinery (continued)
AGCO Corp.	9,976	$595,168
Alamo Group, Inc.	3,001	285,995
Albany International Corp., Class A	3,697	285,224
Altra Industrial Motion Corp. (A)	943	36,824
American Railcar Industries, Inc.	3,956	181,264
ARC Group Worldwide, Inc. (B)	4,288	8,147
Astec Industries, Inc.	5,866	285,381
Barnes Group, Inc.	7,035	478,802
Briggs & Stratton Corp.	4,656	93,865
Chart Industries, Inc. (A)(B)	7,453	563,074
CIRCOR International, Inc.	3,781	171,506
Colfax Corp. (B)	20,232	706,501
Columbus McKinnon Corp.	4,693	199,593
Commercial Vehicle Group, Inc. (B)	2,321	22,653
DMC Global, Inc.	1,881	73,829
EnPro Industries, Inc. (A)	1,363	102,320
ESCO Technologies, Inc.	6,035	408,268
Federal Signal Corp.	12,553	326,755
Franklin Electric Company, Inc. (A)	5,913	289,146
FreightCar America, Inc. (B)	2,894	48,938
Gencor Industries, Inc. (B)	2,851	36,778
Graham Corp.	2,074	57,678
Hurco Companies, Inc.	1,523	65,337
Hyster-Yale Materials Handling, Inc. (A)	23,675	1,460,748
ITT, Inc.	12,921	763,760
John Bean Technologies Corp.	27,658	3,271,941
Kennametal, Inc.	3,830	156,417
LB Foster Company, Class A (B)	3,584	81,536
Lydall, Inc. (A)(B)	1,633	69,892
Milacron Holdings Corp. (B)	6,459	136,931
Miller Industries, Inc.	1,559	44,899
Mueller Industries, Inc.	859	27,462
NN, Inc. (A)	6,386	127,720
Oshkosh Corp.	306	21,500
Park-Ohio Holdings Corp.	3,122	129,407
Perma-Pipe International Holdings, Inc. (B)	780	7,215
REV Group, Inc. (A)	1,607	27,335
Rexnord Corp. (B)	7,562	219,525
Snap-on, Inc.	2,225	393,336
Spartan Motors, Inc.	205,858	2,974,648
SPX FLOW, Inc. (B)	4,776	228,961
Sun Hydraulics Corp.	41,313	2,079,696
Terex Corp. (A)	4,319	167,361
The Eastern Company	481	14,190
SEE NOTES TO FINANCIAL STATEMENTS	ANNUAL REPORT | JOHN HANCOCK NEW OPPORTUNITIES FUND	23

	Shares	Value
Industrials (continued)
Machinery (continued)
The Greenbrier Companies, Inc. (A)	46,039	$2,670,262
The Manitowoc Company, Inc. (B)	8,253	191,387
The Timken Company	9,712	472,489
Titan International, Inc.	279,034	2,087,174
TriMas Corp. (B)	3,804	116,783
Trinity Industries, Inc.	33,489	1,200,246
Twin Disc, Inc. (B)	2,590	66,175
Wabash National Corp.	13,255	241,771
Watts Water Technologies, Inc., Class A (A)	2,987	246,278
Woodward, Inc.	35,084	2,826,367
Marine 0.3%
Costamare, Inc.	26,369	185,374
Eagle Bulk Shipping, Inc. (B)	2,471	12,380
Kirby Corp. (B)	10,837	946,070
Matson, Inc.	8,022	299,702
Scorpio Bulkers, Inc.	24,679	167,817
Professional services 2.5%
Acacia Research Corp. (B)	5,327	20,775
ASGN, Inc. (B)	6,868	635,908
CBIZ, Inc. (A)(B)	9,216	220,262
CRA International, Inc.	2,047	117,007
Exponent, Inc.	94,306	4,936,919
Forrester Research, Inc.	58,584	2,882,333
Franklin Covey Company (B)	974	24,934
FTI Consulting, Inc. (B)	7,156	545,430
GP Strategies Corp. (B)	2,847	54,235
Heidrick & Struggles International, Inc.	5,958	263,344
Hill International, Inc. (B)	4,471	19,002
Huron Consulting Group, Inc. (B)	5,510	272,745
ICF International, Inc.	4,397	359,015
InnerWorkings, Inc. (B)	13,835	108,190
Kelly Services, Inc., Class A	5,734	144,554
Korn/Ferry International (A)	11,441	768,034
ManpowerGroup, Inc.	5,788	542,509
Mistras Group, Inc. (B)	3,943	89,940
Navigant Consulting, Inc. (B)	10,842	259,015
Nielsen Holdings PLC	10,680	277,680
RCM Technologies, Inc.	100	490
Red Violet, Inc. (B)	363	2,813
Reis, Inc.	300	6,915
Resources Connection, Inc.	8,503	140,725
TrueBlue, Inc. (B)	6,939	203,313
Volt Information Sciences, Inc. (B)	619	2,167
WageWorks, Inc. (B)	53,213	2,846,896
24	JOHN HANCOCK NEW OPPORTUNITIES FUND | ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Shares	Value
Industrials (continued)
Road and rail 1.1%
AMERCO (A)	2,271	$851,375
ArcBest Corp.	4,781	229,966
Covenant Transportation Group, Inc., Class A (B)	3,007	89,819
Genesee & Wyoming, Inc., Class A (B)	9,633	846,644
Heartland Express, Inc.	2,776	56,769
Hertz Global Holdings, Inc. (B)	8,974	158,032
Knight-Swift Transportation Holdings, Inc.	60,262	2,056,742
Marten Transport, Ltd. (A)	10,189	224,667
P.A.M. Transportation Services, Inc. (B)	629	36,652
Patriot Transportation Holding, Inc. (B)	22	446
Roadrunner Transportation Systems, Inc. (B)	10,106	13,138
Ryder System, Inc.	10,657	818,884
Saia, Inc. (B)	4,831	382,857
Schneider National, Inc., Class B	7,248	196,058
USA Truck, Inc. (B)	2,845	62,334
Werner Enterprises, Inc. (A)	16,797	622,329
Trading companies and distributors 2.4%
Air Lease Corp.	25,539	1,180,157
Aircastle, Ltd.	17,910	374,677
Beacon Roofing Supply, Inc. (B)	7,540	279,583
BMC Stock Holdings, Inc. (A)(B)	6,389	143,753
CAI International, Inc. (B)	4,598	124,100
DXP Enterprises, Inc. (B)	2,908	133,448
GATX Corp. (A)	8,253	696,966
GMS, Inc. (B)	7,373	183,219
Herc Holdings, Inc. (B)	141	7,414
Houston Wire & Cable Company (B)	3,838	31,472
Huttig Building Products, Inc. (B)	5,749	29,780
Kaman Corp.	5,529	360,546
Lawson Products, Inc. (B)	1,231	41,485
MRC Global, Inc. (B)	7,505	154,678
MSC Industrial Direct Company, Inc., Class A	800	68,384
Nexeo Solutions, Inc. (B)	1,437	14,384
NOW, Inc. (B)	18,549	318,857
Rush Enterprises, Inc., Class A	4,429	190,270
Rush Enterprises, Inc., Class B	7,059	312,714
SiteOne Landscape Supply, Inc. (B)	50,742	4,585,555
Textainer Group Holdings, Ltd. (B)	1,374	20,747
Titan Machinery, Inc. (B)	245,052	4,425,639
Transcat, Inc. (B)	551	13,417
Triton International, Ltd.	11,674	441,044
Univar, Inc. (B)	1,856	51,634
Veritiv Corp. (B)	3,711	177,200
WESCO International, Inc. (B)	9,257	566,066
SEE NOTES TO FINANCIAL STATEMENTS	ANNUAL REPORT | JOHN HANCOCK NEW OPPORTUNITIES FUND	25

	Shares	Value
Industrials (continued)
Trading companies and distributors (continued)
Willis Lease Finance Corp. (B)	281	$9,633
Transportation infrastructure 0.1%
Macquarie Infrastructure Corp. (A)	8,908	419,032
Information technology 14.5%		90,105,047
Communications equipment 1.0%
ADTRAN, Inc. (A)	18,738	322,294
Applied Optoelectronics, Inc. (A)(B)	38,600	1,596,496
ARRIS International PLC (B)	27,019	700,062
BK Technologies, Inc.	877	3,333
Black Box Corp. (B)	3,990	4,988
Calix, Inc. (B)	11,252	87,766
Ciena Corp. (A)(B)	9,575	302,379
Clearfield, Inc. (B)	1,400	19,110
Communications Systems, Inc.	1,201	4,107
Comtech Telecommunications Corp. (A)	6,558	235,104
Digi International, Inc. (B)	8,862	119,194
EchoStar Corp., Class A (B)	9,827	471,696
Finisar Corp. (A)(B)	23,606	481,562
Harmonic, Inc. (A)(B)	22,959	125,127
Infinera Corp. (B)	18,286	163,660
InterDigital, Inc.	4,359	360,053
KVH Industries, Inc. (B)	4,329	53,896
NETGEAR, Inc. (A)(B)	7,162	507,428
NetScout Systems, Inc. (B)	17,620	440,500
Network-1 Technologies, Inc.	3,000	8,700
Optical Cable Corp. (B)	100	385
Ribbon Communications, Inc. (B)	7,474	51,720
TESSCO Technologies, Inc.	1,368	24,419
Viavi Solutions, Inc. (B)	14,046	157,315
Electronic equipment, instruments and components 3.9%
ADDvantage Technologies Group, Inc. (B)	471	678
Anixter International, Inc. (B)	7,703	555,386
Arrow Electronics, Inc. (B)	19,689	1,526,488
Avnet, Inc.	26,252	1,270,597
AVX Corp.	33,861	716,160
Bel Fuse, Inc., Class B	2,788	79,876
Belden, Inc.	4,294	312,260
Benchmark Electronics, Inc. (A)	5,221	134,963
CTS Corp.	3,537	130,692
Daktronics, Inc.	10,214	82,836
Electro Scientific Industries, Inc. (B)	7,267	159,511
ePlus, Inc. (B)	2,780	288,147
Fabrinet (A)(B)	8,022	384,013
26	JOHN HANCOCK NEW OPPORTUNITIES FUND | ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Shares	Value
Information technology (continued)
Electronic equipment, instruments and components (continued)
FARO Technologies, Inc. (B)	3,814	$260,115
Flex, Ltd. (B)	26,157	360,705
II-VI, Inc. (B)	11,651	579,637
Insight Enterprises, Inc. (B)	3,585	197,677
Jabil, Inc.	36,327	1,073,826
KEMET Corp. (B)	7,514	194,162
Key Tronic Corp. (B)	1,300	10,400
Kimball Electronics, Inc. (A)(B)	7,326	145,055
Knowles Corp. (B)	19,304	349,982
Luna Innovations, Inc. (B)	1,900	7,068
Methode Electronics, Inc.	1,838	72,877
MTS Systems Corp. (A)	56,751	3,070,229
Napco Security Technologies, Inc. (B)	2,368	35,757
OSI Systems, Inc. (B)	1,622	126,338
PAR Technology Corp. (B)	3,623	93,039
Park Electrochemical Corp.	4,708	100,657
PC Connection, Inc.	4,089	162,333
PCM, Inc. (B)	2,932	66,850
Plexus Corp. (B)	7,200	455,688
RF Industries, Ltd.	33	389
Richardson Electronics, Ltd.	1,362	12,299
Rogers Corp. (A)(B)	33,503	4,625,759
Sanmina Corp. (B)	14,021	431,847
ScanSource, Inc. (B)	6,103	248,087
SYNNEX Corp. (A)	6,209	602,087
Tech Data Corp. (B)	6,796	494,409
TTM Technologies, Inc. (B)	23,232	434,438
Vishay Intertechnology, Inc. (A)	28,733	683,845
Vishay Precision Group, Inc. (B)	1,509	65,340
Zebra Technologies Corp., Class A (B)	20,463	3,514,316
Internet software and services 0.7%
Cars.com, Inc. (A)(B)	13,349	359,222
DHI Group, Inc. (B)	9,726	20,911
Limelight Networks, Inc. (B)	1,035	5,247
Liquidity Services, Inc. (B)	6,901	49,687
LogMeIn, Inc.	3,149	270,657
Marchex, Inc., Class B	8,477	24,414
Mimecast, Ltd. (B)	68,974	2,868,629
TechTarget, Inc. (B)	7,201	172,752
The Meet Group, Inc. (B)	23,573	120,222
XO Group, Inc. (B)	4,301	129,288
IT services 2.0%
Acxiom Corp. (B)	18,328	837,406
CACI International, Inc., Class A (B)	2,915	568,425
SEE NOTES TO FINANCIAL STATEMENTS	ANNUAL REPORT | JOHN HANCOCK NEW OPPORTUNITIES FUND	27

	Shares	Value
Information technology (continued)
IT services (continued)
Cardtronics PLC, Class A (B)	7,786	$273,211
Conduent, Inc. (B)	9,477	219,677
Convergys Corp.	17,085	422,512
EPAM Systems, Inc. (B)	38,384	5,486,225
ExlService Holdings, Inc. (B)	29,986	1,921,503
Luxoft Holding, Inc. (B)	377	17,568
ManTech International Corp., Class A	6,122	406,011
MAXIMUS, Inc.	25,901	1,722,417
Perficient, Inc. (B)	8,312	238,804
Perspecta, Inc.	2,280	53,033
PRGX Global, Inc. (B)	5,022	47,960
StarTek, Inc. (B)	742	4,497
Steel Connect, Inc. (B)	5,824	12,755
Sykes Enterprises, Inc. (B)	9,924	300,102
Virtusa Corp. (A)(B)	1,983	115,530
Semiconductors and semiconductor equipment 2.9%
Alpha & Omega Semiconductor, Ltd. (B)	2,175	30,907
Amkor Technology, Inc. (B)	56,269	491,228
Amtech Systems, Inc. (B)	5,338	29,306
Axcelis Technologies, Inc. (A)(B)	7,709	155,722
AXT, Inc. (B)	12,819	101,270
Brooks Automation, Inc. (A)	9,297	366,395
Cabot Microelectronics Corp.	25,273	2,849,025
CEVA, Inc. (B)	1,010	30,906
Cirrus Logic, Inc. (A)(B)	4,902	215,443
Cohu, Inc. (A)	4,581	120,847
Cree, Inc. (B)	16,288	783,616
CyberOptics Corp. (B)	1,507	33,606
Diodes, Inc. (B)	11,658	442,071
DSP Group, Inc. (B)	3,161	40,619
First Solar, Inc. (B)	9,898	515,488
FormFactor, Inc. (A)(B)	12,721	196,539
GSI Technology, Inc. (B)	5,171	36,249
Ichor Holdings, Ltd. (B)	1,885	48,878
inTEST Corp. (B)	3,449	30,179
Kulicke & Soffa Industries, Inc.	7,283	187,829
MACOM Technology Solutions Holdings, Inc. (A)(B)	68,032	1,568,138
MaxLinear, Inc. (A)(B)	1,293	24,929
MKS Instruments, Inc.	6,330	588,057
Nanometrics, Inc. (B)	4,430	194,078
NeoPhotonics Corp. (B)	9,309	81,826
ON Semiconductor Corp. (B)	24,709	527,290
PDF Solutions, Inc. (B)	5,059	44,114
Photronics, Inc. (A)(B)	13,551	144,996
28	JOHN HANCOCK NEW OPPORTUNITIES FUND | ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Shares	Value
Information technology (continued)
Semiconductors and semiconductor equipment (continued)
Power Integrations, Inc.	42,253	$3,099,258
Rambus, Inc. (B)	16,137	197,194
Rudolph Technologies, Inc. (B)	7,289	202,634
Sigma Designs, Inc. (B)	8,561	1,498
Silicon Laboratories, Inc. (B)	38,714	3,793,972
SolarEdge Technologies, Inc. (B)	1,346	64,541
Synaptics, Inc. (B)	3,943	190,289
Ultra Clean Holdings, Inc. (B)	8,161	124,537
Veeco Instruments, Inc. (A)(B)	10,158	121,896
Xcerra Corp. (B)	12,676	183,548
Xperi Corp.	3,065	48,121
Software 3.8%
Agilysys, Inc. (B)	5,560	89,349
Aware, Inc. (B)	2,100	7,455
Blackbaud, Inc.	32,697	3,419,125
Bottomline Technologies, Inc. (B)	50,819	3,352,529
HubSpot, Inc. (B)	36,943	5,308,709
MicroStrategy, Inc., Class A (B)	28,218	4,204,482
Monotype Imaging Holdings, Inc.	2,820	58,092
OneSpan, Inc. (B)	6,377	119,569
Rapid7, Inc. (B)	98,750	3,767,313
Seachange International, Inc. (B)	4,794	7,910
Synchronoss Technologies, Inc. (B)	3,161	19,725
The Rubicon Project, Inc. (B)	7,487	29,798
TiVo Corp. (A)	19,395	264,742
Tyler Technologies, Inc. (B)	11,198	2,765,346
Verint Systems, Inc. (B)	6,917	335,820
Technology hardware, storage and peripherals 0.2%
Cray, Inc. (A)(B)	5,194	112,710
Electronics For Imaging, Inc. (A)(B)	10,653	370,618
Intevac, Inc. (B)	3,303	19,075
Stratasys, Ltd. (B)	3,294	82,185
Super Micro Computer, Inc. (A)(B)	10,289	211,027
Xerox Corp.	22,457	625,652
Materials 4.5%		28,147,394
Chemicals 2.3%
AdvanSix, Inc. (A)(B)	1,151	38,950
AgroFresh Solutions, Inc. (B)	7,989	53,127
American Vanguard Corp.	6,557	143,598
Ashland Global Holdings, Inc.	10,845	913,149
Balchem Corp.	40,578	4,499,694
Flotek Industries, Inc. (B)	10,969	27,313
FutureFuel Corp.	9,798	145,304
SEE NOTES TO FINANCIAL STATEMENTS	ANNUAL REPORT | JOHN HANCOCK NEW OPPORTUNITIES FUND	29

	Shares	Value
Materials (continued)
Chemicals (continued)
Hawkins, Inc.	3,031	$125,180
HB Fuller Company	7,538	429,591
Huntsman Corp.	21,502	655,596
Innophos Holdings, Inc.	3,396	148,439
Innospec, Inc.	5,438	421,989
Intrepid Potash, Inc. (B)	43,384	147,506
KMG Chemicals, Inc.	2,986	231,355
Kraton Corp. (A)(B)	7,347	345,529
Kronos Worldwide, Inc.	932	18,761
LSB Industries, Inc. (B)	5,634	49,128
Minerals Technologies, Inc.	5,480	367,982
Olin Corp.	15,639	480,586
Platform Specialty Products Corp. (B)	61,161	810,995
PolyOne Corp.	81,850	3,458,981
PQ Group Holdings, Inc. (A)(B)	747	13,297
Rayonier Advanced Materials, Inc.	671	14,024
Stepan Company	4,985	444,712
Trecora Resources (B)	5,669	79,366
Tredegar Corp. (A)	4,557	100,026
Tronox, Ltd., Class A	7,352	119,029
Construction materials 0.0%
Summit Materials, Inc., Class A (B)	4,127	87,781
U.S. Concrete, Inc. (A)(B)	437	21,063
United States Lime & Minerals, Inc.	659	50,012
Containers and packaging 0.2%
Graphic Packaging Holding Company	37,217	529,226
Greif, Inc., Class A	6,030	332,735
Owens-Illinois, Inc. (A)(B)	4,031	71,228
Sonoco Products Company	10,447	585,450
UFP Technologies, Inc. (B)	238	8,390
Metals and mining 1.5%
Alcoa Corp. (B)	18,983	847,971
Allegheny Technologies, Inc. (A)(B)	9,596	259,380
Ampco-Pittsburgh Corp. (B)	2,828	21,351
Carpenter Technology Corp.	10,227	610,245
Century Aluminum Company (B)	5,919	74,698
Coeur Mining, Inc. (B)	15,355	87,216
Commercial Metals Company (A)	21,141	456,646
Ferroglobe PLC	8,069	66,811
Friedman Industries, Inc.	1,405	14,514
Gold Resource Corp.	6,906	35,635
Haynes International, Inc.	72,531	2,857,721
Hecla Mining Company	80,940	229,870
Kaiser Aluminum Corp.	367	40,220
30	JOHN HANCOCK NEW OPPORTUNITIES FUND | ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Shares	Value
Materials (continued)
Metals and mining (continued)
Materion Corp.	4,726	$301,519
Nexa Resources SA (B)	764	9,206
Olympic Steel, Inc.	2,536	55,893
Reliance Steel & Aluminum Company	14,013	1,231,603
Schnitzer Steel Industries, Inc., Class A	6,195	163,238
SunCoke Energy, Inc. (B)	14,332	159,945
Synalloy Corp.	380	8,721
TimkenSteel Corp. (B)	13,111	183,685
United States Steel Corp.	27,940	829,259
Universal Stainless & Alloy Products, Inc. (B)	1,778	53,838
Worthington Industries, Inc.	8,584	399,843
Paper and forest products 0.5%
Boise Cascade Company (A)	6,957	304,021
Clearwater Paper Corp. (B)	3,581	104,028
Domtar Corp.	14,139	719,675
KapStone Paper and Packaging Corp.	8,272	284,143
Louisiana-Pacific Corp.	17,773	518,261
Mercer International, Inc.	15,000	265,500
PH Glatfelter Company	5,630	108,265
Resolute Forest Products, Inc. (B)	19,668	270,435
Schweitzer-Mauduit International, Inc. (A)	6,217	252,970
Verso Corp., Class A (A)(B)	11,213	351,976
Real estate 1.4%		8,711,912
Equity real estate investment trusts 1.2%
Alexander & Baldwin, Inc.	5,443	127,747
Cedar Realty Trust, Inc.	300,400	1,342,788
CorePoint Lodging, Inc.	2,231	46,516
QTS Realty Trust, Inc., Class A	62,236	2,846,052
STAG Industrial, Inc.	103,759	2,995,522
Real estate management and development 0.2%
Consolidated-Tomoka Land Company	751	47,148
Forestar Group, Inc. (B)	869	22,333
FRP Holdings, Inc. (B)	390	25,467
Kennedy-Wilson Holdings, Inc. (A)	12,532	268,811
Rafael Holdings, Inc., Class B (B)	2,221	20,922
RE/MAX Holdings, Inc., Class A	4,025	198,231
Realogy Holdings Corp.	17,010	363,844
Tejon Ranch Company (B)	5,805	129,045
The Howard Hughes Corp. (A)(B)	1,499	195,425
The St. Joe Company (B)	4,771	82,061
Telecommunication services 0.3%		1,627,371
Diversified telecommunication services 0.1%
ATN International, Inc. (A)	4,088	299,364
SEE NOTES TO FINANCIAL STATEMENTS	ANNUAL REPORT | JOHN HANCOCK NEW OPPORTUNITIES FUND	31

	Shares	Value
Telecommunication services (continued)
Diversified telecommunication services (continued)
Cincinnati Bell, Inc. (B)	32	$416
Consolidated Communications Holdings, Inc. (A)	4,731	55,873
Frontier Communications Corp.	16,280	84,656
Iridium Communications, Inc. (B)	7,872	159,408
Wireless telecommunication services 0.2%
Spok Holdings, Inc.	5,703	87,541
Telephone & Data Systems, Inc.	23,680	711,347
United States Cellular Corp. (B)	5,350	228,766
Utilities 0.1%		492,226
Independent power and renewable electricity producers 0.1%
Ormat Technologies, Inc.	6,321	332,801
TerraForm Power, Inc., Class A	13,650	152,607
Water utilities 0.0%
Consolidated Water Company, Ltd.	505	6,818

	Yield (%)	Shares	Value
Securities lending collateral 10.1%			$62,481,534
(Cost $62,470,028)
John Hancock Collateral Trust (D)	2.0611(E)	6,244,344	62,481,534
Short-term investments 1.7%			$10,833,371
(Cost $10,833,371)
Money market funds 1.7%			10,833,371
State Street Institutional Treasury Money Market Fund, Premier Class	1.8675(E)	7,550,438	7,550,438
State Street Institutional U.S. Government Money Market Fund, Premier Class	1.8679(E)	3,282,933	3,282,933

Total investments (Cost $545,580,973) 110.7%	$685,899,989
Other assets and liabilities, net (10.7%)	(66,055,221)
Total net assets 100.0%	$619,844,768

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
Security Abbreviations and Legend
ADR	American Depositary Receipt
(A)	All or a portion of this security is on loan as of 8-31-18.
(B)	Non-income producing security.
(C)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(D)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.
(E)	The rate shown is the annualized seven-day yield as of 8-31-18.
At 8-31-18, the aggregate cost of investments for federal income tax purposes was $546,983,732. Net unrealized appreciation aggregated to $138,916,257, of which $162,588,271 related to gross unrealized appreciation and $23,672,014 related to gross unrealized depreciation.
32	JOHN HANCOCK NEW OPPORTUNITIES FUND | ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of John Hancock Funds II and Shareholders of John Hancock Spectrum Income Fund

Opinion on the Financial Statements

We have audited the accompanying statement of assets and liabilities, including the fund’s investments, of John Hancock Spectrum Income Fund (one of the funds constituting John Hancock Funds II, referred to hereafter as the “Fund”) as of August 31, 2018, the related statement of operations for the year ended August 31, 2018, the statement of changes in net assets for each of the two years in the period ended August 31, 2018, including the related notes, and the financial highlights for each of the periods indicated therein (included in Item 1 of this Form N-CSR) and the fund’s investments (included in Item 6 of this Form N-CSR) as of August 31, 2018 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of August 31, 2018, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended August 31, 2018 and the financial highlights for each of the periods indicated therein in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of August 31, 2018 by correspondence with the custodian, transfer agent, agent banks and brokers; when replies were not received from agent banks and brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP
Boston, Massachusetts
October 24, 2018

We have served as the auditor of one or more investment companies in the John Hancock group of funds since 1988.

Fund’s investments
AS OF 8-31-18
	Rate (%)	Maturity date	Par value^	Value
U.S. Government and Agency obligations 26.3%				$222,202,020
(Cost $220,618,723)
U.S. Government 11.2%				94,780,150
U.S. Treasury
Bond	2.500	02-15-45	2,295,000	2,075,612
Bond	2.500	02-15-46	1,380,000	1,244,264
Bond	2.500	05-15-46	12,365,800	11,143,711
Bond	2.750	08-15-42	615,000	587,037
Bond	2.750	11-15-42	595,000	567,621
Bond	2.750	08-15-47	1,050,000	993,932
Bond	2.750	11-15-47	1,290,000	1,220,864
Bond	2.875	08-15-45	700,000	680,641
Bond	2.875	11-15-46	90,000	87,444
Bond	3.000	05-15-42	765,000	763,625
Bond	3.000	11-15-44	1,275,000	1,269,571
Bond	3.000	05-15-45	2,885,000	2,873,167
Bond	3.000	11-15-45	2,325,000	2,315,101
Bond	3.000	05-15-47	1,045,000	1,039,897
Bond	3.000	02-15-48	940,000	935,263
Bond	3.000	08-15-48	860,000	855,666
Bond	3.125	02-15-43	2,705,000	2,754,028
Bond	3.125	08-15-44	1,410,000	1,435,997
Bond	3.125	05-15-48	790,000	805,831
Bond	3.375	05-15-44	920,000	977,788
Bond	3.500	02-15-39	690,000	747,302
Bond	3.625	08-15-43	1,365,000	1,509,018
Bond	3.625	02-15-44	1,335,000	1,477,470
Bond	4.375	05-15-41	1,325,000	1,624,471
Bond	4.625	02-15-40	645,000	812,826
Bond	4.750	02-15-37	320,000	403,325
Bond	5.375	02-15-31	155,000	194,997
Bond	6.125	11-15-27	70,000	88,380
Bond	6.125	08-15-29	660,000	860,088
Note	1.250	01-31-20	245,000	240,579
Note	1.375	09-15-20	430,000	419,317
Note	1.375	05-31-21	220,000	212,377
Note	1.500	06-15-20	300,000	294,176
Note	1.500	08-15-20	100,000	97,859
Note	1.500	08-15-26	450,000	407,320
Note	1.625	06-30-19	580,000	576,171
Note	1.625	11-30-20	825,000	806,470
Note	1.750	11-15-20	1,380,000	1,353,155
Note	1.750	06-30-22	610,000	588,221
Note	1.750	05-15-23	1,770,000	1,692,493
Note	1.875	12-15-20	765,000	751,672
SEE NOTES TO FINANCIAL STATEMENTS	ANNUAL REPORT | JOHN HANCOCK SPECTRUM INCOME FUND	1

	Rate (%)	Maturity date	Par value^	Value
U.S. Government (continued)
Note	1.875	08-31-24	1,080,000	$1,025,620
Note	2.000	10-31-22	1,640,000	1,592,209
Note	2.000	02-15-25	835,000	795,077
Note	2.000	11-15-26	75,000	70,380
Note	2.125	11-30-23	795,000	770,312
Note	2.125	05-15-25	1,270,000	1,216,571
Note	2.250	02-29-20	1,820,000	1,811,327
Note	2.250	03-31-20	230,000	228,760
Note	2.250	01-31-24	80,000	77,906
Note	2.250	02-15-27	1,475,000	1,408,798
Note	2.250	08-15-27	535,000	509,253
Note	2.250	11-15-27	295,000	280,411
Note	2.375	04-30-20	230,000	229,120
Note	2.375	05-15-27	590,000	568,543
Note	2.500	06-30-20	1,950,000	1,945,430
Note	2.500	08-15-23	130,000	128,492
Note	2.625	07-15-21	950,000	948,070
Note	2.625	02-28-23	60,000	59,707
Note	2.750	08-15-21	250,000	250,332
Note	2.750	11-15-23	350,000	349,850
Note	2.750	02-15-28	65,000	64,358
Note	2.875	08-15-28	20,000	20,018
Treasury Inflation Protected Security	0.125	04-15-19	40,863	40,542
Treasury Inflation Protected Security	0.125	04-15-20	1,484,866	1,465,493
Treasury Inflation Protected Security	0.125	04-15-21	3,969,520	3,894,937
Treasury Inflation Protected Security	0.125	01-15-22	1,761,336	1,724,231
Treasury Inflation Protected Security	0.125	04-15-22	4,478,024	4,369,455
Treasury Inflation Protected Security	0.125	07-15-22	978,478	959,147
Treasury Inflation Protected Security	0.125	01-15-23	1,272,429	1,239,182
Treasury Inflation Protected Security	0.125	07-15-26	994,550	948,643
Treasury Inflation Protected Security	0.250	01-15-25	1,425,559	1,381,219
Treasury Inflation Protected Security	0.375	07-15-25	899,342	879,529
Treasury Inflation Protected Security	0.375	01-15-27	493,187	476,812
Treasury Inflation Protected Security	0.375	07-15-27	636,589	616,091
Treasury Inflation Protected Security	0.500	01-15-28	2,168,300	2,107,881
Treasury Inflation Protected Security	0.625	04-15-23	2,448,731	2,434,064
Treasury Inflation Protected Security	0.625	01-15-24	3,330,452	3,310,946
Treasury Inflation Protected Security	0.625	01-15-26	393,427	389,354
Treasury Inflation Protected Security	0.625	02-15-43	122,091	114,309
Treasury Inflation Protected Security	0.750	02-15-45	166,928	160,235
Treasury Inflation Protected Security	0.875	02-15-47	29,019	28,689
Treasury Inflation Protected Security	1.000	02-15-46	643,380	655,469
Treasury Inflation Protected Security	1.000	02-15-48	37,807	38,595
Treasury Inflation Protected Security	1.125	01-15-21	1,108	1,117
Treasury Inflation Protected Security	1.250	07-15-20	1,211,082	1,226,055
Treasury Inflation Protected Security	1.750	01-15-28	158,766	172,147
2	JOHN HANCOCK SPECTRUM INCOME FUND | ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Rate (%)	Maturity date	Par value^	Value
U.S. Government (continued)
Treasury Inflation Protected Security	2.125	01-15-19	395,042	$395,860
Treasury Inflation Protected Security	2.125	02-15-40	371,890	460,495
Treasury Inflation Protected Security	2.125	02-15-41	223,220	278,607
Treasury Inflation Protected Security	2.500	01-15-29	522,261	608,441
Treasury Inflation Protected Security	3.875	04-15-29	204,777	267,314
U.S. Government Agency 15.1%				127,421,870
Federal Home Loan Bank Bond	2.625	05-28-20	345,000	344,884
Federal Home Loan Mortgage Corp.
15 Yr Pass Thru	4.500	11-01-18	326	326
15 Yr Pass Thru	4.500	01-01-19	554	554
15 Yr Pass Thru	4.500	05-01-19	714	717
15 Yr Pass Thru	5.000	10-01-18	184	184
15 Yr Pass Thru	5.000	11-01-18	197	197
15 Yr Pass Thru	5.000	12-01-23	43,690	45,125
15 Yr Pass Thru	5.000	07-01-25	1,050	1,069
15 Yr Pass Thru	5.500	11-01-18	282	282
15 Yr Pass Thru	5.500	01-01-21	18,630	19,057
15 Yr Pass Thru	5.500	11-01-21	717	728
15 Yr Pass Thru	6.000	07-01-21	1,717	1,772
15 Yr Pass Thru	6.000	08-01-21	1,025	1,059
15 Yr Pass Thru	6.000	08-01-21	1,393	1,436
15 Yr Pass Thru	6.000	10-01-21	5,976	6,181
15 Yr Pass Thru	6.000	10-01-21	2,437	2,516
15 Yr Pass Thru	6.000	11-01-21	692	717
15 Yr Pass Thru	6.000	08-01-22	516	534
30 Yr Pass Thru	3.000	12-01-42	99,561	97,009
30 Yr Pass Thru	3.000	12-01-42	64,016	62,295
30 Yr Pass Thru	3.000	02-01-43	22,830	22,216
30 Yr Pass Thru	3.000	03-01-43	15,824	15,398
30 Yr Pass Thru	3.000	04-01-43	54,274	52,814
30 Yr Pass Thru	3.000	06-01-43	31,889	31,032
30 Yr Pass Thru	3.000	09-01-43	58,433	56,862
30 Yr Pass Thru	3.000	11-01-46	265,722	257,830
30 Yr Pass Thru	3.000	11-01-46	616,900	598,579
30 Yr Pass Thru	3.500	09-01-42	460,533	460,963
30 Yr Pass Thru	3.500	09-01-42	44,480	44,508
30 Yr Pass Thru	3.500	11-01-42	163,979	164,132
30 Yr Pass Thru	3.500	11-01-42	159,032	159,131
30 Yr Pass Thru	3.500	01-01-44	115,180	115,288
30 Yr Pass Thru	3.500	03-01-44	61,830	61,869
30 Yr Pass Thru	3.500	03-01-46	227,905	227,868
30 Yr Pass Thru	4.000	10-01-40	9,790	10,042
30 Yr Pass Thru	4.000	10-01-40	2,362	2,423
30 Yr Pass Thru	4.000	11-01-40	5,231	5,366
SEE NOTES TO FINANCIAL STATEMENTS	ANNUAL REPORT | JOHN HANCOCK SPECTRUM INCOME FUND	3

	Rate (%)	Maturity date	Par value^	Value
U.S. Government Agency (continued)
30 Yr Pass Thru	4.000	11-01-40	44,275	$45,415
30 Yr Pass Thru	4.000	12-01-40	43,035	44,225
30 Yr Pass Thru	4.000	12-01-40	120,778	123,890
30 Yr Pass Thru	4.000	02-01-41	121,977	125,120
30 Yr Pass Thru	4.000	04-01-41	112,168	115,059
30 Yr Pass Thru	4.000	12-01-41	100,424	103,012
30 Yr Pass Thru	4.500	12-01-39	330,170	346,535
30 Yr Pass Thru	4.500	12-01-39	11,325	11,886
30 Yr Pass Thru	4.500	05-01-40	8,945	9,385
30 Yr Pass Thru	4.500	03-01-41	3,024	3,169
30 Yr Pass Thru	4.500	04-01-41	161,479	169,230
30 Yr Pass Thru	5.000	11-01-33	2,945	3,140
30 Yr Pass Thru	5.000	11-01-33	5,243	5,589
30 Yr Pass Thru	5.000	12-01-35	34,966	37,293
30 Yr Pass Thru	5.000	04-01-40	71,795	76,637
30 Yr Pass Thru	5.500	10-01-38	105,708	115,217
30 Yr Pass Thru	6.000	10-01-32	1,250	1,388
30 Yr Pass Thru	6.000	12-01-33	1,439	1,601
30 Yr Pass Thru	6.000	12-01-33	22,111	24,481
30 Yr Pass Thru	6.000	09-01-34	466	519
30 Yr Pass Thru	6.000	02-01-35	7,912	8,784
30 Yr Pass Thru	6.000	09-01-35	2,752	3,058
30 Yr Pass Thru	6.500	12-01-23	29	31
30 Yr Pass Thru	6.500	02-01-24	684	730
30 Yr Pass Thru	6.500	05-01-24	1,034	1,104
30 Yr Pass Thru	6.500	05-01-24	135	144
30 Yr Pass Thru	6.500	04-01-31	3,611	3,995
30 Yr Pass Thru	6.500	11-01-33	6,305	7,048
30 Yr Pass Thru	7.000	02-01-24	506	543
30 Yr Pass Thru	7.000	12-01-24	56	60
30 Yr Pass Thru	7.000	04-01-32	46,797	52,835
30 Yr Pass Thru	7.000	06-01-32	870	994
30 Yr Pass Thru	7.000	06-01-32	383	437
30 Yr Pass Thru	7.500	05-01-24	95	104
30 Yr Pass Thru	7.500	05-01-24	293	316
30 Yr Pass Thru	7.500	05-01-24	26	29
30 Yr Pass Thru	7.500	06-01-24	102	110
30 Yr Pass Thru (1 Year CMT + 2.250%) (A)	3.682	10-01-36	11,840	12,485
30 Yr Pass Thru (12 month LIBOR + 1.591%) (A)	3.341	09-01-35	5,037	5,290
30 Yr Pass Thru (12 month LIBOR + 1.625%) (A)	4.088	06-01-38	11,062	11,541
30 Yr Pass Thru (12 month LIBOR + 1.723%) (A)	3.473	01-01-36	840	879
30 Yr Pass Thru (12 month LIBOR + 1.725%) (A)	4.475	07-01-35	3,386	3,535
4	JOHN HANCOCK SPECTRUM INCOME FUND | ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Rate (%)	Maturity date	Par value^	Value
U.S. Government Agency (continued)
30 Yr Pass Thru (12 month LIBOR + 1.726%) (A)	4.467	07-01-35	9,911	$10,387
30 Yr Pass Thru (12 month LIBOR + 1.733%) (A)	3.608	02-01-37	13,332	14,020
30 Yr Pass Thru (12 month LIBOR + 1.742%) (A)	3.617	02-01-37	5,123	5,382
30 Yr Pass Thru (12 month LIBOR + 1.775%) (A)	4.184	05-01-37	9,726	10,205
30 Yr Pass Thru (12 month LIBOR + 1.785%) (A)	3.535	09-01-32	444	463
30 Yr Pass Thru (12 month LIBOR + 1.792%) (A)	3.621	03-01-36	4,206	4,433
30 Yr Pass Thru (12 month LIBOR + 1.815%) (A)	3.564	01-01-37	3,818	4,025
30 Yr Pass Thru (12 month LIBOR + 1.900%) (A)	3.650	11-01-35	839	887
30 Yr Pass Thru (12 month LIBOR + 1.966%) (A)	3.708	11-01-36	10,944	11,608
30 Yr Pass Thru (12 month LIBOR + 2.010%) (A)	3.762	12-01-36	4,371	4,639
30 Yr Pass Thru (12 month LIBOR + 2.155%) (A)	3.984	02-01-37	13,320	13,968
Federal National Mortgage Association
15 Yr Pass Thru (B)	2.500	TBA	1,220,000	1,186,207
15 Yr Pass Thru	2.500	05-01-30	198,895	194,357
15 Yr Pass Thru	2.500	05-01-32	229,251	223,232
15 Yr Pass Thru (B)	3.000	TBA	1,380,000	1,372,290
15 Yr Pass Thru	3.000	01-01-27	103,590	103,533
15 Yr Pass Thru	3.000	11-01-27	95,444	95,243
15 Yr Pass Thru	3.000	10-01-28	162,463	162,069
15 Yr Pass Thru	3.000	11-01-28	31,663	31,586
15 Yr Pass Thru (B)	3.000	10-01-30	192,457	191,630
15 Yr Pass Thru	3.500	11-01-32	232,622	236,051
15 Yr Pass Thru	3.500	03-01-33	504,080	509,779
15 Yr Pass Thru (B)	4.000	TBA	175,000	179,088
15 Yr Pass Thru	4.000	06-01-33	54,140	55,533
15 Yr Pass Thru	4.500	05-01-19	1,519	1,523
15 Yr Pass Thru	4.500	11-01-19	17,936	18,059
15 Yr Pass Thru	4.500	11-01-19	1,092	1,096
15 Yr Pass Thru	4.500	07-01-20	3,557	3,570
15 Yr Pass Thru	4.500	11-01-20	9,406	9,490
15 Yr Pass Thru	4.500	09-01-24	7,338	7,534
15 Yr Pass Thru	4.500	10-01-24	19,332	19,892
15 Yr Pass Thru	4.500	11-01-24	4,035	4,145
15 Yr Pass Thru	4.500	12-01-24	3,069	3,155
15 Yr Pass Thru	4.500	01-01-25	18,724	19,247
15 Yr Pass Thru	4.500	03-01-25	53,378	54,917
15 Yr Pass Thru	4.500	09-01-25	55,830	57,771
SEE NOTES TO FINANCIAL STATEMENTS	ANNUAL REPORT | JOHN HANCOCK SPECTRUM INCOME FUND	5

	Rate (%)	Maturity date	Par value^	Value
U.S. Government Agency (continued)
15 Yr Pass Thru	4.500	10-01-26	28,768	$29,538
15 Yr Pass Thru	5.000	11-01-18	69	69
15 Yr Pass Thru	5.000	12-01-18	166	166
15 Yr Pass Thru	5.000	04-01-19	186	186
15 Yr Pass Thru	5.000	05-01-19	3,191	3,205
15 Yr Pass Thru	5.000	10-01-19	4,603	4,642
15 Yr Pass Thru	5.000	01-01-20	1,515	1,530
15 Yr Pass Thru	5.000	05-01-20	7,579	7,683
15 Yr Pass Thru	5.000	06-01-20	6,517	6,602
15 Yr Pass Thru	5.000	12-01-20	5,454	5,525
15 Yr Pass Thru	5.000	02-01-22	364	373
15 Yr Pass Thru	5.000	09-01-22	8,695	8,843
15 Yr Pass Thru	5.000	03-01-23	2,625	2,695
15 Yr Pass Thru	5.000	05-01-23	3,829	3,932
15 Yr Pass Thru	5.000	09-01-23	11,763	12,170
15 Yr Pass Thru	5.000	09-01-23	911	934
15 Yr Pass Thru	5.000	01-01-24	37,138	38,321
15 Yr Pass Thru	5.000	09-01-25	24,244	24,839
15 Yr Pass Thru	5.500	10-01-18	28	28
15 Yr Pass Thru	5.500	10-01-18	5	5
15 Yr Pass Thru	5.500	12-01-18	20	20
15 Yr Pass Thru	5.500	02-01-19	396	398
15 Yr Pass Thru	5.500	02-01-19	7	7
15 Yr Pass Thru	5.500	03-01-19	91	92
15 Yr Pass Thru	5.500	07-01-19	335	338
15 Yr Pass Thru	5.500	08-01-19	268	270
15 Yr Pass Thru	5.500	08-01-19	514	518
15 Yr Pass Thru	5.500	09-01-19	346	350
15 Yr Pass Thru	5.500	10-01-19	616	622
15 Yr Pass Thru	5.500	06-01-20	2,017	2,051
15 Yr Pass Thru	5.500	07-01-20	1,714	1,736
15 Yr Pass Thru	5.500	05-01-21	9,030	9,264
15 Yr Pass Thru	5.500	01-01-22	240	247
15 Yr Pass Thru	5.500	05-01-22	1,284	1,326
15 Yr Pass Thru	5.500	06-01-22	2,798	2,889
15 Yr Pass Thru	5.500	10-01-22	1,436	1,487
15 Yr Pass Thru	5.500	05-01-23	2,067	2,147
15 Yr Pass Thru	5.500	01-01-25	16,635	17,104
15 Yr Pass Thru	6.000	03-01-21	8,459	8,673
15 Yr Pass Thru	6.000	10-01-21	22,548	23,306
15 Yr Pass Thru	6.000	11-01-21	1,989	2,063
15 Yr Pass Thru	6.000	01-01-22	2,562	2,653
15 Yr Pass Thru	6.000	09-01-22	8,223	8,578
15 Yr Pass Thru	6.000	02-01-23	20,216	20,983
15 Yr Pass Thru	6.000	03-01-23	1,653	1,717
20 Yr Pass Thru	3.000	11-01-36	304,973	298,894
6	JOHN HANCOCK SPECTRUM INCOME FUND | ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Rate (%)	Maturity date	Par value^	Value
U.S. Government Agency (continued)
20 Yr Pass Thru	3.000	11-01-36	146,726	$143,709
20 Yr Pass Thru	3.000	11-01-36	20,551	20,141
20 Yr Pass Thru	3.000	12-01-36	22,528	22,079
20 Yr Pass Thru	3.500	02-01-35	17,272	17,366
20 Yr Pass Thru	3.500	01-01-36	171,328	172,471
30 Yr Pass Thru	2.500	02-01-43	150,004	141,163
30 Yr Pass Thru	2.500	03-01-43	38,453	36,187
30 Yr Pass Thru (B)	3.000	TBA	3,670,000	3,550,970
30 Yr Pass Thru (B)	3.000	TBA	2,305,000	2,229,611
30 Yr Pass Thru	3.000	04-01-33	3,828	3,752
30 Yr Pass Thru	3.000	06-01-33	18,135	17,779
30 Yr Pass Thru	3.000	10-01-42	271,807	264,776
30 Yr Pass Thru	3.000	10-01-42	94,709	92,318
30 Yr Pass Thru	3.000	11-01-42	29,716	28,947
30 Yr Pass Thru	3.000	11-01-42	272,664	265,355
30 Yr Pass Thru	3.000	02-01-43	220,240	214,542
30 Yr Pass Thru	3.000	02-01-43	1,427,804	1,388,635
30 Yr Pass Thru	3.000	02-01-43	29,648	28,853
30 Yr Pass Thru	3.000	02-01-43	44,005	42,825
30 Yr Pass Thru	3.000	03-01-43	24,501	23,844
30 Yr Pass Thru	3.000	03-01-43	15,977	15,549
30 Yr Pass Thru	3.000	03-01-43	61,649	59,996
30 Yr Pass Thru	3.000	03-01-43	154,682	150,535
30 Yr Pass Thru	3.000	05-01-43	60,325	58,708
30 Yr Pass Thru	3.000	08-01-43	37,712	36,678
30 Yr Pass Thru	3.000	08-01-43	63,142	61,449
30 Yr Pass Thru	3.000	02-01-44	13,840	13,461
30 Yr Pass Thru	3.000	09-01-44	19,676	19,148
30 Yr Pass Thru	3.000	04-01-45	21,706	21,117
30 Yr Pass Thru	3.000	08-01-46	508,948	488,943
30 Yr Pass Thru	3.000	08-01-46	20,337	19,748
30 Yr Pass Thru	3.000	09-01-46	33,284	32,360
30 Yr Pass Thru	3.000	10-01-46	640,030	620,672
30 Yr Pass Thru	3.000	10-01-46	113,747	110,324
30 Yr Pass Thru	3.000	10-01-46	215,912	209,382
30 Yr Pass Thru	3.000	11-01-46	221,081	214,533
30 Yr Pass Thru	3.000	11-01-46	283,605	275,028
30 Yr Pass Thru	3.000	11-01-46	1,673,093	1,620,920
30 Yr Pass Thru	3.000	11-01-46	880,743	854,104
30 Yr Pass Thru	3.000	11-01-46	187,632	181,957
30 Yr Pass Thru	3.000	11-01-46	100,813	97,827
30 Yr Pass Thru	3.000	11-01-46	43,941	42,639
30 Yr Pass Thru	3.000	11-01-46	66,607	64,634
30 Yr Pass Thru	3.000	12-01-46	54,698	53,078
30 Yr Pass Thru	3.000	12-01-46	319,017	309,568
30 Yr Pass Thru	3.000	12-01-46	211,591	205,191
SEE NOTES TO FINANCIAL STATEMENTS	ANNUAL REPORT | JOHN HANCOCK SPECTRUM INCOME FUND	7

	Rate (%)	Maturity date	Par value^	Value
U.S. Government Agency (continued)
30 Yr Pass Thru	3.000	12-01-46	317,887	$308,570
30 Yr Pass Thru	3.000	12-01-46	193,829	187,966
30 Yr Pass Thru	3.000	01-01-47	124,387	120,664
30 Yr Pass Thru (B)	3.500	TBA	335,000	332,996
30 Yr Pass Thru	3.500	12-01-41	9,116	9,128
30 Yr Pass Thru	3.500	05-01-42	26,327	26,354
30 Yr Pass Thru	3.500	06-01-42	34,303	34,318
30 Yr Pass Thru	3.500	06-01-42	46,680	46,700
30 Yr Pass Thru	3.500	07-01-42	43,986	44,005
30 Yr Pass Thru	3.500	08-01-42	84,954	84,990
30 Yr Pass Thru	3.500	09-01-42	96,113	96,154
30 Yr Pass Thru	3.500	10-01-42	212,051	212,141
30 Yr Pass Thru	3.500	12-01-42	154,824	154,890
30 Yr Pass Thru	3.500	01-01-43	129,679	129,735
30 Yr Pass Thru	3.500	01-01-43	930,701	931,096
30 Yr Pass Thru	3.500	03-01-43	693,860	694,154
30 Yr Pass Thru	3.500	04-01-43	23,333	23,350
30 Yr Pass Thru	3.500	06-01-43	24,480	24,510
30 Yr Pass Thru	3.500	06-01-43	94,876	94,916
30 Yr Pass Thru	3.500	07-01-43	27,894	27,915
30 Yr Pass Thru	3.500	07-01-43	86,462	86,552
30 Yr Pass Thru	3.500	08-01-43	28,266	28,278
30 Yr Pass Thru	3.500	09-01-43	86,072	86,149
30 Yr Pass Thru	3.500	10-01-43	45,537	45,542
30 Yr Pass Thru	3.500	12-01-43	455,491	455,827
30 Yr Pass Thru	3.500	01-01-44	75,422	75,454
30 Yr Pass Thru	3.500	01-01-44	766,036	766,361
30 Yr Pass Thru	3.500	01-01-44	140,582	140,708
30 Yr Pass Thru	3.500	03-01-44	39,809	39,907
30 Yr Pass Thru	3.500	07-01-44	27,701	27,722
30 Yr Pass Thru	3.500	12-01-44	192,252	192,333
30 Yr Pass Thru	3.500	04-01-45	286,614	286,333
30 Yr Pass Thru	3.500	07-01-45	116,656	116,468
30 Yr Pass Thru	3.500	11-01-45	1,446,460	1,441,650
30 Yr Pass Thru	3.500	11-01-45	352,086	351,191
30 Yr Pass Thru	3.500	12-01-45	65,108	64,891
30 Yr Pass Thru	3.500	12-01-45	16,785	16,729
30 Yr Pass Thru	3.500	01-01-46	219,307	218,955
30 Yr Pass Thru	3.500	01-01-46	37,543	37,470
30 Yr Pass Thru	3.500	06-01-46	159,021	158,965
30 Yr Pass Thru	3.500	04-01-47	104,278	103,769
30 Yr Pass Thru	3.500	12-01-47	200,095	199,055
30 Yr Pass Thru	3.500	04-01-48	173,187	172,286
30 Yr Pass Thru	3.500	08-01-56	592,155	587,225
30 Yr Pass Thru (B)	4.000	TBA	590,000	600,894
30 Yr Pass Thru (B)	4.000	TBA	590,000	600,617
8	JOHN HANCOCK SPECTRUM INCOME FUND | ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Rate (%)	Maturity date	Par value^	Value
U.S. Government Agency (continued)
30 Yr Pass Thru	4.000	11-01-40	11,222	$11,515
30 Yr Pass Thru	4.000	11-01-40	1,747	1,792
30 Yr Pass Thru	4.000	11-01-40	328,954	336,827
30 Yr Pass Thru	4.000	12-01-40	1,707	1,750
30 Yr Pass Thru	4.000	01-01-41	129,479	132,780
30 Yr Pass Thru	4.000	02-01-41	18,357	18,825
30 Yr Pass Thru	4.000	02-01-41	25,073	25,713
30 Yr Pass Thru	4.000	02-01-41	148,909	152,705
30 Yr Pass Thru	4.000	02-01-41	1,144	1,173
30 Yr Pass Thru	4.000	03-01-41	10,019	10,275
30 Yr Pass Thru	4.000	03-01-41	15,225	15,613
30 Yr Pass Thru	4.000	09-01-41	1,115	1,143
30 Yr Pass Thru	4.000	10-01-41	406,162	416,517
30 Yr Pass Thru	4.000	11-01-41	25,604	26,257
30 Yr Pass Thru	4.000	01-01-42	330,312	338,630
30 Yr Pass Thru	4.000	02-01-42	112,358	115,187
30 Yr Pass Thru	4.000	08-01-42	329,829	338,135
30 Yr Pass Thru	4.000	09-01-43	368,947	378,008
30 Yr Pass Thru	4.000	06-01-45	920,525	940,542
30 Yr Pass Thru	4.000	09-01-45	20,650	21,086
30 Yr Pass Thru	4.000	10-01-45	112,384	114,757
30 Yr Pass Thru	4.000	12-01-45	196,680	201,172
30 Yr Pass Thru	4.000	12-01-45	23,279	23,771
30 Yr Pass Thru	4.000	12-01-45	58,085	59,339
30 Yr Pass Thru	4.000	03-01-46	264,914	270,674
30 Yr Pass Thru	4.000	09-01-46	17,360	17,732
30 Yr Pass Thru	4.000	02-01-47	63,062	64,394
30 Yr Pass Thru	4.000	03-01-47	503,351	513,038
30 Yr Pass Thru	4.000	05-01-47	67,848	69,154
30 Yr Pass Thru (B)	4.000	07-01-48	228,214	232,464
30 Yr Pass Thru (B)	4.500	TBA	250,700	260,012
30 Yr Pass Thru	4.500	02-01-41	821,139	860,170
30 Yr Pass Thru	4.500	04-01-42	63,202	66,206
30 Yr Pass Thru (B)	4.500	11-01-47	171,330	179,849
30 Yr Pass Thru (B)	4.500	05-01-48	360,045	377,947
30 Yr Pass Thru (B)	4.500	05-01-48	338,238	351,461
30 Yr Pass Thru	5.000	03-01-34	67,045	71,477
30 Yr Pass Thru	5.000	04-01-35	6,318	6,750
30 Yr Pass Thru	5.000	04-01-35	41,495	44,331
30 Yr Pass Thru	5.000	06-01-35	4,248	4,537
30 Yr Pass Thru	5.000	06-01-35	13,915	14,873
30 Yr Pass Thru	5.000	10-01-35	5,795	6,176
30 Yr Pass Thru	5.000	01-01-36	32,150	34,285
30 Yr Pass Thru	5.000	03-01-36	65,163	69,465
30 Yr Pass Thru	5.000	12-01-39	41,696	44,524
30 Yr Pass Thru	5.000	06-01-40	135,490	144,637
SEE NOTES TO FINANCIAL STATEMENTS	ANNUAL REPORT | JOHN HANCOCK SPECTRUM INCOME FUND	9

	Rate (%)	Maturity date	Par value^	Value
U.S. Government Agency (continued)
30 Yr Pass Thru	5.000	06-01-40	80,555	$85,994
30 Yr Pass Thru	5.000	06-01-40	27,225	29,063
30 Yr Pass Thru	5.500	04-01-35	4,778	5,215
30 Yr Pass Thru	5.500	01-01-36	19,173	20,871
30 Yr Pass Thru	5.500	06-01-36	80,509	87,356
30 Yr Pass Thru	5.500	08-01-37	37,565	40,882
30 Yr Pass Thru	5.500	08-01-37	34,628	37,656
30 Yr Pass Thru	5.500	08-01-37	1,356	1,475
30 Yr Pass Thru	5.500	08-01-37	20,679	22,487
30 Yr Pass Thru	5.500	02-01-38	72,163	78,532
30 Yr Pass Thru	5.500	02-01-38	9,240	10,056
30 Yr Pass Thru	5.500	06-01-38	19,830	21,632
30 Yr Pass Thru	5.500	12-01-38	12,387	13,491
30 Yr Pass Thru	5.500	11-01-39	14,406	15,541
30 Yr Pass Thru	5.500	12-01-39	7,124	7,771
30 Yr Pass Thru	5.500	03-01-40	13,527	14,711
30 Yr Pass Thru	6.000	11-01-32	22,396	24,646
30 Yr Pass Thru	6.000	03-01-33	20,533	22,674
30 Yr Pass Thru	6.000	04-01-33	19,555	21,613
30 Yr Pass Thru	6.000	02-01-34	7,717	8,510
30 Yr Pass Thru	6.000	02-01-34	57,773	63,775
30 Yr Pass Thru	6.000	03-01-34	13,329	14,705
30 Yr Pass Thru	6.000	08-01-34	29,775	32,921
30 Yr Pass Thru	6.000	11-01-34	17,700	19,556
30 Yr Pass Thru	6.000	11-01-34	1,505	1,662
30 Yr Pass Thru	6.000	12-01-34	531	588
30 Yr Pass Thru	6.000	04-01-35	18,012	19,900
30 Yr Pass Thru	6.000	05-01-35	2,976	3,302
30 Yr Pass Thru	6.000	12-01-35	13,497	14,948
30 Yr Pass Thru	6.000	03-01-36	4,810	5,316
30 Yr Pass Thru	6.000	11-01-36	35,066	38,754
30 Yr Pass Thru	6.000	02-01-37	2,845	3,156
30 Yr Pass Thru	6.000	02-01-37	16,963	18,750
30 Yr Pass Thru	6.000	03-01-37	13,506	14,925
30 Yr Pass Thru	6.000	08-01-37	125,869	139,210
30 Yr Pass Thru	6.000	10-01-37	2,402	2,649
30 Yr Pass Thru	6.000	03-01-38	32,672	36,219
30 Yr Pass Thru	6.000	05-01-38	657	723
30 Yr Pass Thru	6.000	08-01-38	10,822	12,022
30 Yr Pass Thru	6.000	09-01-38	64,361	71,556
30 Yr Pass Thru	6.000	10-01-38	21,319	23,510
30 Yr Pass Thru	6.000	10-01-38	2,006	2,215
30 Yr Pass Thru	6.000	07-01-39	42,391	46,858
30 Yr Pass Thru	6.000	09-01-39	44,699	49,387
30 Yr Pass Thru	6.000	04-01-40	12,198	13,474
30 Yr Pass Thru	6.000	10-01-40	33,019	36,491
10	JOHN HANCOCK SPECTRUM INCOME FUND | ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Rate (%)	Maturity date	Par value^	Value
U.S. Government Agency (continued)
30 Yr Pass Thru	6.500	07-01-32	6,542	$7,302
30 Yr Pass Thru	6.500	07-01-32	65,053	72,186
30 Yr Pass Thru	6.500	07-01-32	3,598	3,998
30 Yr Pass Thru	6.500	09-01-32	345	385
30 Yr Pass Thru	6.500	12-01-32	5,280	5,849
30 Yr Pass Thru	6.500	10-01-35	93,506	103,861
30 Yr Pass Thru	6.500	03-01-36	65,987	74,143
30 Yr Pass Thru	6.500	05-01-36	1,486	1,675
30 Yr Pass Thru	6.500	07-01-36	21,099	23,362
30 Yr Pass Thru	6.500	04-01-38	1,966	2,235
30 Yr Pass Thru	6.500	08-01-38	23,153	26,100
30 Yr Pass Thru	6.500	05-01-40	6,368	7,194
30 Yr Pass Thru	6.500	05-01-40	5,479	6,182
30 Yr Pass Thru	7.000	12-01-29	489	553
30 Yr Pass Thru	7.000	02-01-30	69	76
30 Yr Pass Thru	7.000	04-01-37	9,491	10,779
30 Yr Pass Thru (12 month LIBOR + 1.340%) (A)	3.090	12-01-35	4,472	4,632
30 Yr Pass Thru (12 month LIBOR + 1.587%) (A)	3.337	12-01-35	3,148	3,306
30 Yr Pass Thru (12 month LIBOR + 1.596%) (A)	4.262	07-01-35	6,723	7,034
30 Yr Pass Thru (12 month LIBOR + 1.634%) (A)	3.669	09-01-35	36,339	38,121
30 Yr Pass Thru (12 month LIBOR + 1.655%) (A)	4.191	08-01-37	10,782	11,297
30 Yr Pass Thru (12 month LIBOR + 1.750%) (A)	4.125	09-01-36	111	116
30 Yr Pass Thru (12 month LIBOR + 1.770%) (A)	3.645	12-01-35	989	1,044
30 Yr Pass Thru (12 month LIBOR + 1.856%) (A)	4.199	05-01-38	7,420	7,811
30 Yr Pass Thru (12 month LIBOR + 1.892%) (A)	3.642	12-01-35	1,158	1,216
30 Yr Pass Thru (12 month LIBOR +1.816%) (A)	4.517	08-01-36	25,652	26,862
30 Yr Pass Thru (6 month LIBOR + 1.364%) (A)	3.407	10-01-33	15,997	16,585
30 Yr Pass Thru (COFI + 1.250%) (A)	2.478	07-01-27	111	111
30 Yr Pass Thru (COFI + 1.250%) (A)	5.681	01-01-19	10	10
Note	1.500	07-30-20	290,000	283,871
Government National Mortgage Association
15 Yr Pass Thru	3.000	08-20-31	62,607	61,281
15 Yr Pass Thru	3.000	03-20-32	38,915	38,091
15 Yr Pass Thru	3.000	05-20-32	55,828	54,646
15 Yr Pass Thru	3.000	10-20-32	136,989	134,089
15 Yr Pass Thru	3.000	11-20-32	57,621	56,401
15 Yr Pass Thru	3.500	06-20-32	8,662	8,698
SEE NOTES TO FINANCIAL STATEMENTS	ANNUAL REPORT | JOHN HANCOCK SPECTRUM INCOME FUND	11

	Rate (%)	Maturity date	Par value^	Value
U.S. Government Agency (continued)
15 Yr Pass Thru	3.500	04-20-33	83,924	$84,270
15 Yr Pass Thru	3.500	05-20-33	88,877	89,243
15 Yr Pass Thru	3.500	07-20-33	145,000	145,597
15 Yr Pass Thru	5.000	02-15-19	591	593
15 Yr Pass Thru	5.000	06-15-20	2,918	2,960
15 Yr Pass Thru	5.000	06-15-20	786	798
15 Yr Pass Thru	6.000	07-20-19	453	457
15 Yr Pass Thru	6.000	08-20-19	219	221
15 Yr Pass Thru	6.000	10-20-20	2,820	2,888
30 Yr Pass Thru (B)	2.500	TBA	150,000	142,071
30 Yr Pass Thru	2.500	11-20-42	32,072	30,559
30 Yr Pass Thru	2.500	12-15-42	48,518	46,230
30 Yr Pass Thru	2.500	01-20-43	618,906	589,719
30 Yr Pass Thru	2.500	02-15-43	97,168	92,585
30 Yr Pass Thru	2.500	02-20-43	80,170	76,389
30 Yr Pass Thru	2.500	03-20-43	24,036	22,903
30 Yr Pass Thru	2.500	05-20-43	41,967	40,132
30 Yr Pass Thru	2.500	01-20-45	53,292	51,212
30 Yr Pass Thru (B)	3.000	TBA	2,085,000	2,039,532
30 Yr Pass Thru (B)	3.000	TBA	700,000	684,434
30 Yr Pass Thru	3.000	07-20-42	886,333	870,605
30 Yr Pass Thru	3.000	08-15-42	37,866	37,203
30 Yr Pass Thru	3.000	09-15-42	955,239	938,513
30 Yr Pass Thru	3.000	10-15-42	15,504	15,228
30 Yr Pass Thru	3.000	10-20-42	35,218	34,593
30 Yr Pass Thru	3.000	11-15-42	97,613	95,874
30 Yr Pass Thru	3.000	12-15-42	8,065	7,921
30 Yr Pass Thru	3.000	12-20-42	526,276	517,430
30 Yr Pass Thru	3.000	01-20-43	68,814	67,658
30 Yr Pass Thru	3.000	02-20-43	664,245	653,081
30 Yr Pass Thru	3.000	03-20-43	764,123	750,325
30 Yr Pass Thru	3.000	03-20-43	125,482	123,373
30 Yr Pass Thru	3.000	04-15-43	395,592	388,541
30 Yr Pass Thru	3.000	05-15-43	52,498	51,562
30 Yr Pass Thru	3.000	06-15-43	17,665	17,350
30 Yr Pass Thru	3.000	06-15-43	11,213	11,013
30 Yr Pass Thru	3.000	09-20-43	55,698	54,762
30 Yr Pass Thru	3.000	03-15-45	288,849	283,701
30 Yr Pass Thru	3.000	06-15-45	457,249	449,100
30 Yr Pass Thru	3.000	06-15-45	702,028	689,516
30 Yr Pass Thru	3.000	07-15-45	527,929	518,519
30 Yr Pass Thru	3.000	04-20-46	1,721,300	1,688,604
30 Yr Pass Thru	3.000	05-15-46	43,633	42,815
30 Yr Pass Thru	3.000	05-20-46	22,353	21,894
30 Yr Pass Thru	3.000	05-20-46	20,103	19,696
30 Yr Pass Thru	3.000	06-15-46	186,890	183,384
12	JOHN HANCOCK SPECTRUM INCOME FUND | ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Rate (%)	Maturity date	Par value^	Value
U.S. Government Agency (continued)
30 Yr Pass Thru	3.000	06-20-46	43,458	$42,524
30 Yr Pass Thru	3.000	06-20-46	218,330	214,182
30 Yr Pass Thru	3.000	07-15-46	155,338	152,375
30 Yr Pass Thru	3.000	07-15-46	357,680	350,970
30 Yr Pass Thru	3.000	07-20-46	21,606	21,168
30 Yr Pass Thru	3.000	07-20-46	38,562	37,769
30 Yr Pass Thru	3.000	07-20-46	37,631	36,845
30 Yr Pass Thru	3.000	07-20-46	55,030	53,865
30 Yr Pass Thru	3.000	07-20-46	14,145	13,854
30 Yr Pass Thru	3.000	07-20-46	76,476	74,904
30 Yr Pass Thru	3.000	08-20-46	22,891	22,413
30 Yr Pass Thru	3.000	08-20-46	25,117	24,601
30 Yr Pass Thru	3.000	08-20-46	22,076	21,622
30 Yr Pass Thru	3.000	09-20-46	21,660	21,208
30 Yr Pass Thru	3.000	09-20-46	22,535	22,072
30 Yr Pass Thru	3.000	09-20-46	2,582,072	2,532,219
30 Yr Pass Thru	3.000	10-20-46	369,922	362,780
30 Yr Pass Thru	3.000	11-20-46	2,512,023	2,463,522
30 Yr Pass Thru	3.000	12-20-46	75,770	74,260
30 Yr Pass Thru	3.000	07-20-47	257,085	251,800
30 Yr Pass Thru	3.000	02-20-48	164,546	161,112
30 Yr Pass Thru (B)	3.500	TBA	3,045,000	3,053,936
30 Yr Pass Thru	3.500	09-15-41	654,875	657,641
30 Yr Pass Thru	3.500	11-15-41	490,693	493,609
30 Yr Pass Thru	3.500	11-20-41	32,748	33,059
30 Yr Pass Thru	3.500	01-15-42	468,138	470,920
30 Yr Pass Thru	3.500	01-15-42	44,242	44,505
30 Yr Pass Thru	3.500	05-20-42	205,087	207,099
30 Yr Pass Thru	3.500	05-20-42	86,606	87,456
30 Yr Pass Thru	3.500	06-20-42	980,753	990,373
30 Yr Pass Thru	3.500	06-20-42	494,370	499,220
30 Yr Pass Thru	3.500	07-15-42	34,319	34,609
30 Yr Pass Thru	3.500	08-20-42	86,391	87,239
30 Yr Pass Thru	3.500	08-20-42	268,144	270,020
30 Yr Pass Thru	3.500	09-20-42	300,568	303,516
30 Yr Pass Thru	3.500	10-20-42	540,427	545,728
30 Yr Pass Thru	3.500	11-20-42	8,822	8,883
30 Yr Pass Thru	3.500	11-20-42	54,308	54,841
30 Yr Pass Thru	3.500	12-20-42	66,067	66,715
30 Yr Pass Thru	3.500	02-20-43	201,834	203,183
30 Yr Pass Thru	3.500	03-20-43	114,276	115,076
30 Yr Pass Thru	3.500	03-20-43	922,949	929,118
30 Yr Pass Thru	3.500	04-20-43	19,672	19,865
30 Yr Pass Thru	3.500	05-20-43	202,508	204,431
30 Yr Pass Thru	3.500	06-15-43	984,156	991,849
30 Yr Pass Thru	3.500	06-20-43	526,007	529,523
SEE NOTES TO FINANCIAL STATEMENTS	ANNUAL REPORT | JOHN HANCOCK SPECTRUM INCOME FUND	13

	Rate (%)	Maturity date	Par value^	Value
U.S. Government Agency (continued)
30 Yr Pass Thru	3.500	07-20-43	129,448	$130,677
30 Yr Pass Thru	3.500	09-20-43	322,746	325,811
30 Yr Pass Thru	3.500	10-15-43	26,918	27,128
30 Yr Pass Thru	3.500	01-20-44	38,953	39,140
30 Yr Pass Thru	3.500	08-20-44	82,205	82,600
30 Yr Pass Thru	3.500	09-20-44	50,616	50,859
30 Yr Pass Thru	3.500	10-20-44	24,716	24,835
30 Yr Pass Thru	3.500	10-20-44	26,906	27,035
30 Yr Pass Thru	3.500	11-20-44	112,311	112,851
30 Yr Pass Thru	3.500	01-20-45	37,431	37,611
30 Yr Pass Thru	3.500	02-15-45	95,174	95,680
30 Yr Pass Thru	3.500	02-20-45	50,132	50,374
30 Yr Pass Thru	3.500	02-20-45	32,565	32,722
30 Yr Pass Thru	3.500	04-20-45	1,121,751	1,126,445
30 Yr Pass Thru	3.500	05-20-45	41,725	41,900
30 Yr Pass Thru	3.500	05-20-45	20,252	20,337
30 Yr Pass Thru	3.500	08-20-45	460,442	462,369
30 Yr Pass Thru	3.500	09-20-45	471,155	473,126
30 Yr Pass Thru	3.500	01-20-46	17,409	17,482
30 Yr Pass Thru	3.500	02-20-46	38,866	39,028
30 Yr Pass Thru	3.500	03-20-46	85,337	85,827
30 Yr Pass Thru	3.500	07-20-46	185,329	186,046
30 Yr Pass Thru	3.500	07-20-46	1,225,891	1,230,830
30 Yr Pass Thru	3.500	08-20-46	589,036	591,132
30 Yr Pass Thru	3.500	08-20-46	116,559	116,974
30 Yr Pass Thru	3.500	08-20-46	1,136,301	1,140,878
30 Yr Pass Thru	3.500	09-20-46	48,114	48,286
30 Yr Pass Thru	3.500	09-20-46	117,315	117,733
30 Yr Pass Thru	3.500	03-20-47	289,233	290,398
30 Yr Pass Thru	3.500	09-20-47	2,702,387	2,713,695
30 Yr Pass Thru	3.500	12-20-47	695,769	698,680
30 Yr Pass Thru	3.500	02-20-48	355,362	356,794
30 Yr Pass Thru	3.500	02-20-48	259,552	260,639
30 Yr Pass Thru (B)	4.000	TBA	150,000	153,557
30 Yr Pass Thru	4.000	04-20-39	2,965	3,061
30 Yr Pass Thru	4.000	06-20-39	5,622	5,805
30 Yr Pass Thru	4.000	08-20-39	5,353	5,526
30 Yr Pass Thru	4.000	09-20-39	57,816	59,724
30 Yr Pass Thru	4.000	10-20-39	1,851	1,911
30 Yr Pass Thru	4.000	11-20-39	7,319	7,556
30 Yr Pass Thru	4.000	12-20-39	8,545	8,826
30 Yr Pass Thru	4.000	01-20-40	6,401	6,613
30 Yr Pass Thru	4.000	03-20-40	9,681	10,000
30 Yr Pass Thru	4.000	05-20-40	65,480	67,641
30 Yr Pass Thru	4.000	06-20-40	33,352	34,432
30 Yr Pass Thru	4.000	08-20-40	48,721	50,328
14	JOHN HANCOCK SPECTRUM INCOME FUND | ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Rate (%)	Maturity date	Par value^	Value
U.S. Government Agency (continued)
30 Yr Pass Thru	4.000	09-15-40	37,963	$39,216
30 Yr Pass Thru	4.000	09-20-40	90,179	93,155
30 Yr Pass Thru	4.000	10-20-40	355,175	366,789
30 Yr Pass Thru	4.000	11-20-40	18,703	19,315
30 Yr Pass Thru	4.000	02-15-41	15,457	15,938
30 Yr Pass Thru	4.000	02-20-41	11,573	11,948
30 Yr Pass Thru	4.000	03-15-41	170,383	175,899
30 Yr Pass Thru	4.000	03-15-41	20,647	21,290
30 Yr Pass Thru	4.000	04-20-41	11,158	11,519
30 Yr Pass Thru	4.000	05-20-41	415,478	429,064
30 Yr Pass Thru	4.000	07-15-41	430,745	444,628
30 Yr Pass Thru	4.000	07-15-41	51,676	53,341
30 Yr Pass Thru	4.000	07-15-41	36,730	37,914
30 Yr Pass Thru	4.000	10-15-41	150,832	155,693
30 Yr Pass Thru	4.000	10-20-41	155,745	160,789
30 Yr Pass Thru	4.000	07-20-42	840,874	867,581
30 Yr Pass Thru	4.000	09-20-42	16,140	16,652
30 Yr Pass Thru	4.000	11-20-42	76,615	79,048
30 Yr Pass Thru	4.000	04-20-43	127,602	131,655
30 Yr Pass Thru	4.000	07-20-43	69,960	72,183
30 Yr Pass Thru	4.000	02-20-44	591,863	609,552
30 Yr Pass Thru	4.000	05-15-44	490,496	505,845
30 Yr Pass Thru	4.000	09-20-45	91,242	92,600
30 Yr Pass Thru	4.000	11-20-45	2,283,274	2,348,660
30 Yr Pass Thru	4.000	12-20-45	672,797	692,064
30 Yr Pass Thru	4.000	03-20-46	229,950	236,463
30 Yr Pass Thru	4.000	05-20-46	134,531	138,342
30 Yr Pass Thru	4.000	03-20-47	427,776	439,090
30 Yr Pass Thru	4.000	04-20-47	1,483,429	1,522,201
30 Yr Pass Thru (B)	4.000	05-20-47	1,730,500	1,774,107
30 Yr Pass Thru	4.000	06-20-47	772,340	791,802
30 Yr Pass Thru	4.000	08-20-47	97,594	100,084
30 Yr Pass Thru (B)	4.000	01-20-48	151,075	154,929
30 Yr Pass Thru	4.000	02-20-48	73,754	75,577
30 Yr Pass Thru	4.000	03-20-48	226,822	229,986
30 Yr Pass Thru (B)	4.000	05-20-48	74,409	75,447
30 Yr Pass Thru (B)	4.500	TBA	190,000	197,395
30 Yr Pass Thru	4.500	06-20-34	46,047	48,273
30 Yr Pass Thru	4.500	05-15-39	124,099	130,987
30 Yr Pass Thru	4.500	06-15-39	223,677	236,000
30 Yr Pass Thru	4.500	08-15-39	99,891	105,332
30 Yr Pass Thru	4.500	10-20-39	118,921	125,057
30 Yr Pass Thru	4.500	11-20-39	19,604	20,615
30 Yr Pass Thru	4.500	12-20-39	361,565	380,220
30 Yr Pass Thru	4.500	02-20-40	88,555	93,124
30 Yr Pass Thru	4.500	03-20-40	66,180	69,595
SEE NOTES TO FINANCIAL STATEMENTS	ANNUAL REPORT | JOHN HANCOCK SPECTRUM INCOME FUND	15

	Rate (%)	Maturity date	Par value^	Value
U.S. Government Agency (continued)
30 Yr Pass Thru	4.500	05-20-40	456,269	$479,811
30 Yr Pass Thru	4.500	06-15-40	1,015,015	1,068,971
30 Yr Pass Thru	4.500	06-15-40	106,904	112,420
30 Yr Pass Thru	4.500	07-15-40	152,195	159,962
30 Yr Pass Thru	4.500	07-20-40	8,829	9,285
30 Yr Pass Thru	4.500	09-20-40	652,001	685,642
30 Yr Pass Thru	4.500	10-20-40	110,902	116,625
30 Yr Pass Thru	4.500	11-20-40	926,597	973,826
30 Yr Pass Thru	4.500	02-20-41	206,561	217,089
30 Yr Pass Thru	4.500	03-20-41	21,073	22,147
30 Yr Pass Thru	4.500	09-20-41	57,986	60,872
30 Yr Pass Thru	4.500	09-15-45	22,639	23,793
30 Yr Pass Thru	4.500	01-20-46	63,516	66,420
30 Yr Pass Thru	4.500	02-20-46	417,798	436,899
30 Yr Pass Thru	4.500	07-20-46	24,882	26,020
30 Yr Pass Thru	4.500	08-20-46	357,320	374,327
30 Yr Pass Thru	4.500	09-20-46	38,656	40,568
30 Yr Pass Thru	4.500	11-20-46	48,169	50,507
30 Yr Pass Thru	4.500	07-20-47	886,463	923,390
30 Yr Pass Thru	4.500	08-20-47	1,034,313	1,077,398
30 Yr Pass Thru	4.500	01-20-48	82,475	85,847
30 Yr Pass Thru	4.500	07-20-48	398,791	414,874
30 Yr Pass Thru (B)	5.000	TBA	2,380,000	2,499,749
30 Yr Pass Thru (B)	5.000	TBA	2,470,000	2,591,190
30 Yr Pass Thru	5.000	06-20-33	7,734	8,232
30 Yr Pass Thru	5.000	08-15-33	2,007	2,142
30 Yr Pass Thru	5.000	08-15-33	5,543	5,907
30 Yr Pass Thru	5.000	08-20-33	15,246	16,229
30 Yr Pass Thru	5.000	09-15-33	70,160	74,797
30 Yr Pass Thru	5.000	11-15-33	12,770	13,605
30 Yr Pass Thru	5.000	02-15-34	16,235	17,294
30 Yr Pass Thru	5.000	04-15-34	6,598	7,035
30 Yr Pass Thru	5.000	10-15-34	2,004	2,135
30 Yr Pass Thru	5.000	12-20-34	6,282	6,704
30 Yr Pass Thru	5.000	11-15-35	25,364	27,069
30 Yr Pass Thru	5.000	12-20-35	72,697	77,663
30 Yr Pass Thru	5.000	01-20-36	18,812	20,104
30 Yr Pass Thru	5.000	05-20-36	4,454	4,762
30 Yr Pass Thru	5.000	04-20-38	30,057	32,222
30 Yr Pass Thru	5.000	10-15-39	40,139	42,799
30 Yr Pass Thru	5.000	10-20-39	466,020	496,900
30 Yr Pass Thru	5.000	11-15-39	250,582	270,240
30 Yr Pass Thru	5.000	02-20-40	6,852	7,306
30 Yr Pass Thru	5.000	05-20-40	533,729	560,250
30 Yr Pass Thru	5.000	06-15-40	263,780	281,954
30 Yr Pass Thru	5.000	06-20-40	30,776	32,816
16	JOHN HANCOCK SPECTRUM INCOME FUND | ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Rate (%)	Maturity date	Par value^	Value
U.S. Government Agency (continued)
30 Yr Pass Thru	5.000	08-20-40	61,953	$66,038
30 Yr Pass Thru	5.000	09-20-40	77,917	83,056
30 Yr Pass Thru	5.000	10-20-40	16,244	17,321
30 Yr Pass Thru	5.000	03-20-41	322,438	344,606
30 Yr Pass Thru	5.000	04-20-41	117,921	125,624
30 Yr Pass Thru	5.000	08-20-42	102,579	110,113
30 Yr Pass Thru	5.000	12-20-45	302,942	317,995
30 Yr Pass Thru	5.000	06-20-47	71,205	75,077
30 Yr Pass Thru	5.000	07-20-47	162,409	170,479
30 Yr Pass Thru	5.000	08-20-47	904,063	952,376
30 Yr Pass Thru	5.000	09-20-47	555,171	584,666
30 Yr Pass Thru	5.000	10-20-47	153,771	161,989
30 Yr Pass Thru	5.000	11-20-47	652,113	686,962
30 Yr Pass Thru	5.000	12-20-47	357,092	376,063
30 Yr Pass Thru	5.000	01-20-48	289,355	304,275
30 Yr Pass Thru	5.000	02-20-48	179,475	188,729
30 Yr Pass Thru	5.000	04-20-48	328,552	345,494
30 Yr Pass Thru	5.000	05-20-48	658,023	691,748
30 Yr Pass Thru	5.000	05-20-48	29,123	30,525
30 Yr Pass Thru	5.000	05-20-48	59,866	62,747
30 Yr Pass Thru	5.000	06-20-48	33,818	35,446
30 Yr Pass Thru	5.000	07-20-48	1,726,499	1,814,986
30 Yr Pass Thru	5.000	08-20-48	145,000	151,978
30 Yr Pass Thru	5.500	02-15-29	890	957
30 Yr Pass Thru	5.500	03-15-29	1,124	1,209
30 Yr Pass Thru	5.500	10-20-32	29,901	32,151
30 Yr Pass Thru	5.500	11-20-32	2,001	2,152
30 Yr Pass Thru	5.500	12-20-32	644	692
30 Yr Pass Thru	5.500	02-20-33	262,949	282,952
30 Yr Pass Thru	5.500	04-15-33	136,649	148,565
30 Yr Pass Thru	5.500	04-20-33	1,533	1,650
30 Yr Pass Thru	5.500	05-20-33	4,015	4,323
30 Yr Pass Thru	5.500	06-20-33	2,635	2,837
30 Yr Pass Thru	5.500	07-15-33	22,371	24,372
30 Yr Pass Thru	5.500	07-15-33	216,159	235,538
30 Yr Pass Thru	5.500	07-20-33	172,783	186,023
30 Yr Pass Thru	5.500	08-20-33	3,753	4,042
30 Yr Pass Thru	5.500	09-15-33	27,496	29,912
30 Yr Pass Thru	5.500	09-20-33	13,396	14,430
30 Yr Pass Thru	5.500	10-20-33	1,708	1,840
30 Yr Pass Thru	5.500	11-20-33	4,968	5,353
30 Yr Pass Thru	5.500	12-15-33	12,237	13,326
30 Yr Pass Thru	5.500	12-15-33	169,103	184,419
30 Yr Pass Thru	5.500	12-20-33	1,980	2,134
30 Yr Pass Thru	5.500	02-20-34	7,282	7,850
30 Yr Pass Thru	5.500	04-20-34	2,700	2,912
SEE NOTES TO FINANCIAL STATEMENTS	ANNUAL REPORT | JOHN HANCOCK SPECTRUM INCOME FUND	17

	Rate (%)	Maturity date	Par value^	Value
U.S. Government Agency (continued)
30 Yr Pass Thru	5.500	05-20-34	30,481	$32,881
30 Yr Pass Thru	5.500	07-20-34	33,202	35,817
30 Yr Pass Thru	5.500	10-20-34	89,427	96,581
30 Yr Pass Thru	5.500	02-20-35	26,750	28,903
30 Yr Pass Thru	5.500	05-20-35	1,721	1,861
30 Yr Pass Thru	5.500	07-20-35	73,484	79,501
30 Yr Pass Thru	5.500	08-20-35	21,777	23,563
30 Yr Pass Thru	5.500	10-20-35	1,622	1,755
30 Yr Pass Thru	5.500	01-20-36	69,617	75,390
30 Yr Pass Thru	5.500	02-20-36	1,187	1,285
30 Yr Pass Thru	5.500	04-20-36	17,544	19,009
30 Yr Pass Thru	5.500	10-15-38	142,380	155,111
30 Yr Pass Thru	5.500	01-20-40	202,018	217,848
30 Yr Pass Thru	5.500	10-20-40	762	826
30 Yr Pass Thru	5.500	03-20-44	91,031	98,627
30 Yr Pass Thru	5.500	05-20-48	778,370	826,945
30 Yr Pass Thru	6.000	04-20-28	5,981	6,486
30 Yr Pass Thru	6.000	01-20-32	2,693	2,964
30 Yr Pass Thru	6.000	02-20-33	175,700	194,171
30 Yr Pass Thru	6.000	08-15-33	17,346	19,113
30 Yr Pass Thru	6.000	01-20-34	1,280	1,419
30 Yr Pass Thru	6.000	07-15-34	64,376	71,001
30 Yr Pass Thru	6.000	08-20-34	21,556	23,938
30 Yr Pass Thru	6.000	09-20-34	1,362	1,513
30 Yr Pass Thru	6.000	03-15-36	30,861	34,276
30 Yr Pass Thru	6.000	04-15-36	86,322	95,818
30 Yr Pass Thru	6.000	07-15-36	39,524	43,794
30 Yr Pass Thru	6.000	12-20-36	25,633	28,440
30 Yr Pass Thru	6.000	11-15-37	2,422	2,690
30 Yr Pass Thru	6.000	01-15-38	891	988
30 Yr Pass Thru	6.000	03-15-38	528	588
30 Yr Pass Thru	6.000	09-20-38	45,405	50,342
30 Yr Pass Thru	6.000	12-15-38	167,981	186,981
30 Yr Pass Thru	6.000	12-20-38	159,668	177,116
30 Yr Pass Thru	6.000	02-20-39	5,749	6,376
30 Yr Pass Thru	6.500	05-15-24	4,833	5,150
30 Yr Pass Thru	6.500	03-15-26	238	260
30 Yr Pass Thru	6.500	03-20-26	1,731	1,872
30 Yr Pass Thru	6.500	04-15-26	90	92
30 Yr Pass Thru	6.500	05-15-26	139	151
30 Yr Pass Thru	6.500	05-15-26	717	782
30 Yr Pass Thru	6.500	05-15-26	458	496
30 Yr Pass Thru	6.500	01-15-27	421	457
30 Yr Pass Thru	6.500	01-15-28	1,478	1,620
30 Yr Pass Thru	6.500	04-15-28	119	129
30 Yr Pass Thru	6.500	04-15-28	237	262
18	JOHN HANCOCK SPECTRUM INCOME FUND | ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Rate (%)	Maturity date	Par value^	Value
U.S. Government Agency (continued)
30 Yr Pass Thru	6.500	05-15-28	783	$862
30 Yr Pass Thru	6.500	05-15-28	276	302
30 Yr Pass Thru	6.500	05-15-28	1,034	1,142
30 Yr Pass Thru	6.500	08-15-28	359	398
30 Yr Pass Thru	6.500	08-15-28	471	503
30 Yr Pass Thru	6.500	08-15-28	227	252
30 Yr Pass Thru	6.500	08-15-28	76	78
30 Yr Pass Thru	6.500	08-15-28	99	109
30 Yr Pass Thru	6.500	09-15-28	283	313
30 Yr Pass Thru	6.500	09-15-28	756	840
30 Yr Pass Thru	6.500	09-15-28	441	485
30 Yr Pass Thru	6.500	10-15-28	506	561
30 Yr Pass Thru	6.500	10-15-28	450	497
30 Yr Pass Thru	6.500	10-20-28	3,144	3,464
30 Yr Pass Thru	6.500	02-15-29	1,567	1,736
30 Yr Pass Thru	6.500	02-20-29	19,805	21,845
30 Yr Pass Thru	6.500	03-15-29	528	588
30 Yr Pass Thru	6.500	04-15-29	100	104
30 Yr Pass Thru	6.500	04-20-29	166	183
30 Yr Pass Thru	6.500	07-15-29	1,125	1,249
30 Yr Pass Thru	6.500	05-15-31	210	236
30 Yr Pass Thru	6.500	06-15-31	2,098	2,356
30 Yr Pass Thru	6.500	06-15-31	250	276
30 Yr Pass Thru	6.500	08-15-31	447	503
30 Yr Pass Thru	6.500	08-15-31	442	494
30 Yr Pass Thru	6.500	08-20-31	124,103	138,888
30 Yr Pass Thru	6.500	10-20-31	21,689	24,305
30 Yr Pass Thru	6.500	08-15-32	744	838
30 Yr Pass Thru	6.500	08-15-32	1,155	1,301
30 Yr Pass Thru	6.500	09-20-32	50,429	56,385
30 Yr Pass Thru	6.500	02-15-33	3,998	4,522
30 Yr Pass Thru	6.500	02-15-33	3,770	4,264
30 Yr Pass Thru	6.500	02-15-33	5,864	6,593
30 Yr Pass Thru	6.500	02-15-33	5,482	6,194
30 Yr Pass Thru	6.500	02-15-33	1,197	1,353
30 Yr Pass Thru	6.500	03-15-33	3,553	4,019
30 Yr Pass Thru	6.500	12-20-33	1,761	1,975
30 Yr Pass Thru	7.000	12-20-23	188	201
30 Yr Pass Thru	7.000	01-15-24	130	138
30 Yr Pass Thru	7.000	01-15-24	666	710
30 Yr Pass Thru	7.000	01-15-24	158	169
30 Yr Pass Thru	7.000	01-15-24	74	78
30 Yr Pass Thru	7.000	01-15-24	89	96
30 Yr Pass Thru	7.000	01-15-24	7	7
30 Yr Pass Thru	7.000	01-15-24	419	453
30 Yr Pass Thru	7.000	01-15-24	5	5
SEE NOTES TO FINANCIAL STATEMENTS	ANNUAL REPORT | JOHN HANCOCK SPECTRUM INCOME FUND	19

	Rate (%)	Maturity date	Par value^	Value
U.S. Government Agency (continued)
30 Yr Pass Thru	7.000	04-15-24	578	$625
30 Yr Pass Thru	7.000	04-15-24	199	215
30 Yr Pass Thru	7.000	05-15-24	158	171
30 Yr Pass Thru	7.000	05-15-24	94	102
30 Yr Pass Thru	7.000	06-15-24	187	200
30 Yr Pass Thru	7.000	07-15-24	601	653
30 Yr Pass Thru	7.000	07-15-24	44	46
30 Yr Pass Thru	7.000	08-15-24	619	642
30 Yr Pass Thru	7.000	01-15-26	127	139
30 Yr Pass Thru	7.000	01-15-26	59	64
30 Yr Pass Thru	7.000	02-15-26	307	338
30 Yr Pass Thru	7.000	02-15-26	250	275
30 Yr Pass Thru	7.000	04-15-26	83	91
30 Yr Pass Thru	7.000	05-15-26	229	251
30 Yr Pass Thru	7.000	10-15-26	174	190
30 Yr Pass Thru	7.000	03-15-27	200	223
30 Yr Pass Thru	7.000	03-15-27	563	609
30 Yr Pass Thru	7.000	08-15-27	584	653
30 Yr Pass Thru	7.000	11-15-27	476	530
30 Yr Pass Thru	7.000	01-15-28	232	258
30 Yr Pass Thru	7.000	01-15-28	393	437
30 Yr Pass Thru	7.000	01-15-28	177	198
30 Yr Pass Thru	7.000	01-15-28	152	165
30 Yr Pass Thru	7.000	01-15-28	164	183
30 Yr Pass Thru	7.000	01-15-28	123	138
30 Yr Pass Thru	7.000	01-15-28	1,042	1,165
30 Yr Pass Thru	7.000	01-15-28	229	256
30 Yr Pass Thru	7.000	01-15-28	610	681
30 Yr Pass Thru	7.000	01-20-28	415	460
30 Yr Pass Thru	7.000	04-15-28	7,426	8,313
30 Yr Pass Thru	7.000	04-15-28	336	377
30 Yr Pass Thru	7.000	05-15-28	336	372
30 Yr Pass Thru	7.000	05-15-28	679	764
30 Yr Pass Thru	7.000	05-20-28	833	926
30 Yr Pass Thru	7.000	06-15-28	2,446	2,733
30 Yr Pass Thru	7.000	07-15-28	4,023	4,479
30 Yr Pass Thru	7.000	07-15-28	3,641	4,068
30 Yr Pass Thru	7.000	07-15-28	6,584	7,315
30 Yr Pass Thru	7.000	07-15-28	702	785
30 Yr Pass Thru	7.000	07-15-28	598	671
30 Yr Pass Thru	7.000	07-15-28	180	202
30 Yr Pass Thru	7.000	07-15-28	905	989
30 Yr Pass Thru	7.000	08-15-28	462	521
30 Yr Pass Thru	7.000	08-15-28	250	281
30 Yr Pass Thru	7.000	09-15-28	91	101
30 Yr Pass Thru	7.000	10-15-28	2,173	2,429
20	JOHN HANCOCK SPECTRUM INCOME FUND | ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Rate (%)	Maturity date	Par value^	Value
U.S. Government Agency (continued)
30 Yr Pass Thru	7.000	11-15-28	366	$409
30 Yr Pass Thru	7.000	11-15-28	893	1,000
30 Yr Pass Thru	7.000	11-20-28	899	1,005
30 Yr Pass Thru	7.000	01-15-29	872	983
30 Yr Pass Thru	7.000	03-15-29	120	132
30 Yr Pass Thru	7.000	03-15-29	358	403
30 Yr Pass Thru	7.000	04-15-29	1,011	1,134
30 Yr Pass Thru	7.000	05-15-29	172	193
30 Yr Pass Thru	7.000	06-20-29	476	532
30 Yr Pass Thru	7.000	07-15-29	283	317
30 Yr Pass Thru	7.000	07-15-29	839	936
30 Yr Pass Thru	7.000	08-15-29	10,504	11,848
30 Yr Pass Thru	7.000	08-20-29	2,983	3,347
30 Yr Pass Thru	7.000	10-20-29	706	791
30 Yr Pass Thru	7.000	08-20-30	983	1,115
30 Yr Pass Thru	7.000	10-20-30	2,612	2,962
30 Yr Pass Thru	7.000	02-20-31	512	580
30 Yr Pass Thru	7.000	04-15-31	342	389
30 Yr Pass Thru	7.000	04-15-31	316	357
30 Yr Pass Thru	7.000	04-20-31	1,221	1,380
30 Yr Pass Thru	7.000	05-20-31	838	947
30 Yr Pass Thru	7.000	07-15-31	357	407
30 Yr Pass Thru	7.000	07-15-31	60,597	68,701
30 Yr Pass Thru	7.000	07-20-31	735	831
30 Yr Pass Thru	7.000	08-15-31	408	460
30 Yr Pass Thru	7.000	08-15-31	183	208
30 Yr Pass Thru	7.000	08-15-31	345	392
30 Yr Pass Thru	7.000	09-15-31	741	847
30 Yr Pass Thru	7.000	09-15-31	587	671
30 Yr Pass Thru	7.000	09-15-31	1,351	1,531
30 Yr Pass Thru	7.000	11-15-31	188	208
30 Yr Pass Thru	7.000	11-15-31	676	772
30 Yr Pass Thru	7.000	12-15-31	498	566
30 Yr Pass Thru	7.000	02-15-32	324	371
30 Yr Pass Thru	7.000	05-15-32	386	443
30 Yr Pass Thru	7.000	07-15-32	160	184
30 Yr Pass Thru	7.000	08-15-32	639	726
30 Yr Pass Thru	7.000	01-20-34	606	690
30 Yr Pass Thru	9.250	11-15-19	84	87
30 Yr Pass Thru	9.250	12-15-19	137	142
30 Yr Pass Thru	9.750	02-15-21	647	689

30 Yr Pass Thru	10.250	11-15-20	567	602
SEE NOTES TO FINANCIAL STATEMENTS	ANNUAL REPORT | JOHN HANCOCK SPECTRUM INCOME FUND	21

	Rate (%)	Maturity date		Par value^	Value

Foreign government obligations 13.3%					$112,463,826
(Cost $120,143,030)
Albania 0.0%					126,346
Republic of Albania	5.750	11-12-20	EUR	100,000	126,346
Argentina 0.5%					4,306,500
Provincia de Buenos Aires (C)	7.875	06-15-27		150,000	108,002
Provincia de Buenos Aires (C)	9.125	03-16-24		150,000	126,000
Provincia de Buenos Aires (Argentina Deposit Rate Badlar Private Banks + 3.830%) (A)	36.245	05-31-22	ARS	1,963,000	41,760
Republic of Argentina	3.375	01-15-23	EUR	280,000	246,370
Republic of Argentina	5.250	01-15-28	EUR	100,000	81,217
Republic of Argentina	5.625	01-26-22		310,000	261,950
Republic of Argentina	5.875	01-11-28		530,000	385,045
Republic of Argentina	6.875	04-22-21		150,000	133,727
Republic of Argentina	7.125	07-06-36		200,000	145,500
Republic of Argentina	7.125	06-28-17		253,000	178,998
Republic of Argentina	7.500	04-22-26		1,680,000	1,386,857
Republic of Argentina	8.280	12-31-33		1,296,885	1,082,899
Republic of Argentina (2.500% to 3-31-19, then 3.750% to 3-31-29, then 5.250% thereafter)	2.500	12-31-38		100,000	54,000
Republic of Argentina, GDP-Linked Note (D)	4.399*	12-15-35		1,725,000	74,175
Australia 0.1%					622,919
Commonwealth of Australia	3.000	03-21-47	AUD	390,000	279,016
New South Wales Treasury Corp.	4.000	05-20-26	AUD	438,000	343,903
Austria 0.0%					236,401
Republic of Austria (C)	3.800	01-26-62	EUR	117,000	236,401
Bahamas 0.1%					1,205,960
Commonwealth of Bahamas (C)	6.000	11-21-28		1,180,000	1,205,960
Belgium 0.1%					738,434
Kingdom of Belgium (C)	4.250	03-28-41	EUR	319,000	567,232
Kingdom of Belgium (C)	5.000	03-28-35	EUR	94,000	171,202
Bermuda 0.0%					305,525
Government of Bermuda (C)	4.138	01-03-23		200,000	201,860
Government of Bermuda (C)	5.603	07-20-20		100,000	103,665
Brazil 0.5%					4,297,174
Federative Republic of Brazil	5.000	01-27-45		200,000	154,900
Federative Republic of Brazil	5.625	01-07-41		190,000	164,067
Federative Republic of Brazil	6.000	04-07-26		200,000	200,500
Federative Republic of Brazil	10.000	01-01-21	BRL	6,776,000	1,701,015
Federative Republic of Brazil	10.000	01-01-23	BRL	1,355,000	324,872
22	JOHN HANCOCK SPECTRUM INCOME FUND | ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Rate (%)	Maturity date		Par value^	Value
Brazil (continued)
Federative Republic of Brazil	10.000	01-01-25	BRL	6,101,000	$1,405,710
Federative Republic of Brazil, Inflation Linked Note	6.000	05-15-45	BRL	434,000	346,110
Canada 0.1%					1,291,584
Government of Canada	3.500	12-01-45	CAD	328,000	314,048
Province of Ontario	2.500	09-10-21		560,000	551,085
Province of Ontario	2.600	06-02-25	CAD	125,000	94,895
Province of Ontario	3.500	06-02-43	CAD	54,000	44,200
Province of Ontario	3.500	06-02-43	CAD	25,000	20,470
Province of Quebec	5.000	12-01-38	CAD	270,000	266,886
Chile 0.4%					3,204,121
Republic of Chile	4.500	03-01-21	CLP	730,000,000	1,115,630
Republic of Chile	4.500	03-01-26	CLP	1,345,000,000	2,028,476
Republic of Chile	4.700	09-01-30	CLP	40,000,000	60,015
Colombia 0.6%					5,385,663
Republic of Colombia	4.000	02-26-24		875,000	878,500
Republic of Colombia	5.000	06-15-45		450,000	452,813
Republic of Colombia	5.625	02-26-44		200,000	217,500
Republic of Colombia	6.000	04-28-28	COP	3,138,400,000	969,084
Republic of Colombia	6.125	01-18-41		200,000	228,500
Republic of Colombia	7.000	05-04-22	COP	140,000,000	47,768
Republic of Colombia	7.500	08-26-26	COP	5,030,800,000	1,735,171
Republic of Colombia	10.000	07-24-24	COP	2,210,600,000	856,327
Cyprus 0.2%					1,453,002
Republic of Cyprus	2.750	06-27-24	EUR	40,000	49,036
Republic of Cyprus	3.750	07-26-23	EUR	333,000	428,082
Republic of Cyprus	3.875	05-06-22	EUR	414,000	527,253
Republic of Cyprus	4.250	11-04-25	EUR	337,000	448,631
Czech Republic 0.1%					613,685
Government of Czech Republic	1.000	06-26-26	CZK	5,700,000	236,344
Government of Czech Republic	3.625	04-14-21	EUR	176,000	224,685
Government of Czech Republic	3.875	05-24-22	EUR	115,000	152,656
Dominican Republic 0.1%					463,248
Government of Dominican Republic	6.850	01-27-45		460,000	463,248
Ecuador 0.0%					397,000
Republic of Ecuador	9.625	06-02-27		200,000	190,500
Republic of Ecuador (C)	10.750	03-28-22		200,000	206,500
Egypt 0.1%					848,813
Arab Republic of Egypt (C)	7.500	01-31-27		260,000	259,037
Arab Republic of Egypt (C)	8.500	01-31-47		605,000	589,776
SEE NOTES TO FINANCIAL STATEMENTS	ANNUAL REPORT | JOHN HANCOCK SPECTRUM INCOME FUND	23

	Rate (%)	Maturity date		Par value^	Value
El Salvador 0.1%					$1,038,635
Republic of El Salvador	5.875	01-30-25		100,000	94,250
Republic of El Salvador (C)	6.375	01-18-27		260,000	247,260
Republic of El Salvador (C)	8.625	02-28-29		620,000	664,950
Republic of El Salvador	8.625	02-28-29		30,000	32,175
France 0.3%					2,228,683
Government of France	1.750	11-25-24	EUR	100,000	127,959
Government of France (C)	1.750	05-25-66	EUR	4,000	4,604
Government of France	3.250	05-25-45	EUR	1,201,000	1,934,432
Government of France	5.750	10-25-32	EUR	85,000	161,688
Germany 0.0%					115,991
Federal Republic of Germany	1.250	08-15-48	EUR	94,000	115,991
Ghana 0.2%					1,627,247
Republic of Ghana	8.125	01-18-26		1,200,000	1,227,173
Republic of Ghana	8.125	01-18-26		200,000	204,658
Republic of Ghana (C)	8.627	06-16-49		200,000	195,416
Grenada 0.0%					58,409
Government of Grenada	7.000	05-12-30		65,999	58,409
Hungary 0.1%					485,937
Republic of Hungary	2.500	10-24-24	HUF	49,000,000	172,985
Republic of Hungary	3.000	10-27-27	HUF	91,210,000	312,952
India 0.4%					3,389,679
National Highways Authority of India	7.300	05-18-22	INR	10,000,000	134,675
Republic of India	6.970	09-06-26	INR	30,000,000	395,345
Republic of India	7.160	05-20-23	INR	53,400,000	727,058
Republic of India	7.800	04-11-21	INR	38,700,000	545,214
Republic of India	8.120	12-10-20	INR	10,000,000	142,058
Republic of India	8.200	09-24-25	INR	27,000,000	382,788
Republic of India	8.400	07-28-24	INR	53,100,000	760,094
Republic of India	8.600	06-02-28	INR	20,850,000	302,447
Indonesia 0.9%					7,391,283
Perusahaan Penerbit SBSN Indonesia III	4.350	09-10-24		750,000	751,500
Perusahaan Penerbit SBSN Indonesia III	4.550	03-29-26		600,000	600,450
Republic of Indonesia	2.950	01-11-23		200,000	192,132
Republic of Indonesia	3.375	04-15-23		300,000	292,982
Republic of Indonesia (C)	3.700	01-08-22		480,000	478,545
Republic of Indonesia	3.750	06-14-28	EUR	422,000	546,570
Republic of Indonesia	4.625	04-15-43		220,000	211,822
Republic of Indonesia	5.250	01-17-42		300,000	309,580
Republic of Indonesia	6.125	05-15-28	IDR	21,154,000,000	1,240,805
Republic of Indonesia	7.000	05-15-27	IDR	3,210,000,000	201,578
Republic of Indonesia	8.250	06-15-32	IDR	4,345,000,000	289,567
Republic of Indonesia	8.250	05-15-36	IDR	3,665,000,000	241,721
24	JOHN HANCOCK SPECTRUM INCOME FUND | ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Rate (%)	Maturity date		Par value^	Value
Indonesia (continued)
Republic of Indonesia	8.375	03-15-24	IDR	4,810,000,000	$329,810
Republic of Indonesia	8.750	05-15-31	IDR	8,145,000,000	565,915
Republic of Indonesia	9.500	07-15-31	IDR	6,480,000,000	475,581
Republic of Indonesia	9.500	05-15-41	IDR	4,682,000,000	340,497
Republic of Indonesia	10.000	09-15-24	IDR	4,440,000,000	322,228
Ireland 0.2%					1,398,437
Republic of Ireland	1.000	05-15-26	EUR	488,000	584,708
Republic of Ireland	4.500	04-18-20	EUR	166,000	208,298
Republic of Ireland	5.400	03-13-25	EUR	394,000	605,431
Israel 0.2%					1,975,309
Government of Israel	1.500	01-18-27	EUR	230,000	272,727
Government of Israel	1.750	08-31-25	ILS	3,877,000	1,076,634
Government of Israel	3.750	03-31-47	ILS	600,000	185,992
Government of Israel	4.625	03-18-20	EUR	194,000	241,441
Government of Israel	5.500	01-31-42	ILS	490,000	198,515
Italy 0.5%					4,386,693
Republic of Italy	0.900	08-01-22	EUR	649,000	709,784
Republic of Italy	2.000	12-01-25	EUR	515,000	557,037
Republic of Italy	4.500	03-01-24	EUR	439,000	550,798
Republic of Italy	4.750	09-01-21	EUR	694,000	864,571
Republic of Italy	5.000	03-01-22	EUR	282,000	355,960
Republic of Italy	5.500	09-01-22	EUR	1,045,000	1,348,543
Ivory Coast 0.1%					530,180
Republic of Ivory Coast	5.750	12-31-32		356,125	319,979
Republic of Ivory Coast	6.625	03-22-48	EUR	200,000	210,201
Jamaica 0.1%					712,433
Government of Jamaica	7.875	07-28-45		200,000	230,000
Government of Jamaica	8.000	03-15-39		420,000	482,433
Japan 1.1%					9,120,745
Government of Japan	0.100	06-20-21	JPY	104,300,000	944,034
Government of Japan	0.600	06-20-37	JPY	30,300,000	274,166
Government of Japan	0.700	03-20-37	JPY	103,900,000	958,186
Government of Japan	1.200	12-20-34	JPY	208,700,000	2,100,631
Government of Japan	1.400	09-20-34	JPY	112,350,000	1,162,335
Government of Japan	1.400	03-20-55	JPY	23,600,000	243,415
Government of Japan	1.700	09-20-44	JPY	82,400,000	903,582
Government of Japan	2.200	09-20-39	JPY	12,850,000	150,536
Government of Japan	2.500	09-20-37	JPY	88,900,000	1,076,055
Government of Japan, CPI Linked Bond	0.100	03-10-24	JPY	33,152,000	309,411
Government of Japan, CPI Linked Bond	0.100	09-10-24	JPY	44,654,400	417,768
Government of Japan, CPI Linked Bond	0.100	03-10-25	JPY	61,913,000	580,626
SEE NOTES TO FINANCIAL STATEMENTS	ANNUAL REPORT | JOHN HANCOCK SPECTRUM INCOME FUND	25

	Rate (%)	Maturity date		Par value^	Value
Kenya 0.0%					$190,901
Republic of Kenya	7.250	02-28-28		200,000	190,901
Lebanon 0.2%					1,332,240
Republic of Lebanon	5.800	04-14-20		100,000	95,250
Republic of Lebanon	6.600	11-27-26		230,000	181,962
Republic of Lebanon	6.650	04-22-24		375,000	318,685
Republic of Lebanon	6.850	03-23-27		925,000	736,343
Malaysia 0.4%					3,370,798
Government of Malaysia	4.160	07-15-21	MYR	400,000	98,867
Government of Malaysia	4.232	06-30-31	MYR	1,967,000	465,741
Government of Malaysia	4.390	07-07-23	MYR	1,660,000	413,415
Government of Malaysia	4.392	04-15-26	MYR	3,480,000	860,872
Government of Malaysia	4.498	04-15-30	MYR	790,000	192,865
Government of Malaysia	4.736	03-15-46	MYR	5,095,000	1,211,795
Government of Malaysia	4.921	07-06-48	MYR	200,000	48,686
Government of Malaysia	4.935	09-30-43	MYR	320,000	78,557
Mexico 0.7%					6,088,645
Government of Mexico	3.625	03-15-22		264,000	264,370
Government of Mexico	3.750	01-11-28		500,000	475,500
Government of Mexico	4.000	10-02-23		80,000	80,200
Government of Mexico	4.000	10-02-23		4,000	4,010
Government of Mexico	4.125	01-21-26		200,000	198,300
Government of Mexico	4.600	01-23-46		445,000	413,628
Government of Mexico	4.750	03-08-44		310,000	296,205
Government of Mexico	6.500	06-10-21	MXN	19,900,000	1,005,320
Government of Mexico	7.500	06-03-27	MXN	1,932,000	98,431
Government of Mexico	7.750	05-29-31	MXN	33,330,000	1,713,581
Government of Mexico	7.750	11-13-42	MXN	2,910,000	147,949
Government of Mexico	8.000	06-11-20	MXN	7,603,000	398,507
Government of Mexico	8.500	05-31-29	MXN	11,250,000	612,568
Government of Mexico	8.500	11-18-38	MXN	800,000	43,940
Government of Mexico	10.000	12-05-24	MXN	5,810,000	336,136
Mongolia 0.1%					588,301
Government of Mongolia	5.125	12-05-22		200,000	193,252
Government of Mongolia	10.875	04-06-21		350,000	395,049
Morocco 0.0%					251,568
Kingdom of Morocco	4.500	10-05-20	EUR	200,000	251,568
Nigeria 0.0%					185,422
Federal Republic of Nigeria (C)	6.500	11-28-27		200,000	185,422
Norway 0.0%					92,026
Government of Norway (C)	3.000	03-14-24	NOK	714,000	92,026
26	JOHN HANCOCK SPECTRUM INCOME FUND | ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Rate (%)	Maturity date		Par value^	Value
Oman 0.1%					$834,902
Sultanate of Oman (C)	4.750	06-15-26		400,000	370,468
Sultanate of Oman	4.750	06-15-26		300,000	277,851
Sultanate of Oman (C)	6.750	01-17-48		200,000	186,583
Peru 0.2%					1,444,996
Republic of Peru	5.200	09-12-23	PEN	500,000	156,606
Republic of Peru (C)	6.150	08-12-32	PEN	2,510,000	786,239
Republic of Peru (C)	6.350	08-12-28	PEN	490,000	158,537
Republic of Peru	6.900	08-12-37	PEN	1,048,000	343,614
Philippines 0.0%					243,525
Republic of Philippines	4.950	01-15-21	PHP	13,000,000	243,525
Poland 0.3%					2,551,326
Republic of Poland	1.750	07-25-21	PLN	2,500,000	672,019
Republic of Poland	2.250	04-25-22	PLN	1,055,000	285,532
Republic of Poland	2.500	07-25-27	PLN	960,000	245,734
Republic of Poland	4.000	10-25-23	PLN	4,673,000	1,348,041
Portugal 0.1%					537,839
Republic of Portugal (C)	3.875	02-15-30	EUR	105,000	142,289
Republic of Portugal (C)	4.100	02-15-45	EUR	202,000	280,150
Republic of Portugal (C)	4.950	10-25-23	EUR	82,000	115,400
Qatar 0.1%					605,388
Government of Qatar (C)	3.875	04-23-23		400,000	401,464
Government of Qatar (C)	4.500	04-23-28		200,000	203,924
Romania 0.5%					4,066,959
Government of Romania	3.250	03-22-21	RON	800,000	196,224
Government of Romania	3.400	03-08-22	RON	1,200,000	291,633
Government of Romania	4.250	06-28-23	RON	2,090,000	517,907
Government of Romania	4.625	09-18-20	EUR	270,000	342,273
Government of Romania	4.750	02-24-25	RON	3,255,000	823,007
Government of Romania	4.875	11-07-19	EUR	125,000	153,342
Government of Romania	5.800	07-26-27	RON	920,000	245,181
Government of Romania	5.850	04-26-23	RON	3,750,000	997,964
Government of Romania	5.950	06-11-21	RON	1,910,000	499,428
Russia 0.4%					3,170,958
Government of Russia	7.050	01-19-28	RUB	13,850,000	185,915
Government of Russia	7.100	10-16-24	RUB	9,580,000	133,356
Government of Russia	7.600	07-20-22	RUB	105,932,000	1,544,239
Government of Russia	8.150	02-03-27	RUB	79,390,000	1,151,015
Government of Russia	8.500	09-17-31	RUB	10,590,000	156,433
Saudi Arabia 0.0%					377,502
Kingdom of Saudi Arabia	3.250	10-26-26		400,000	377,502
SEE NOTES TO FINANCIAL STATEMENTS	ANNUAL REPORT | JOHN HANCOCK SPECTRUM INCOME FUND	27

	Rate (%)	Maturity date		Par value^	Value
Senegal 0.0%					$398,349
Republic of Senegal	4.750	03-13-28	EUR	200,000	218,697
Republic of Senegal (C)	6.250	05-23-33		200,000	179,652
Serbia 0.1%					1,196,994
Republic of Serbia	7.250	09-28-21		1,100,000	1,196,994
Singapore 0.0%					350,271
Republic of Singapore	3.125	09-01-22	SGD	461,000	350,271
Slovenia 0.1%					1,293,424
Republic of Slovenia	1.250	03-22-27	EUR	423,000	506,852
Republic of Slovenia	1.500	03-25-35	EUR	99,000	114,294
Republic of Slovenia	2.125	07-28-25	EUR	185,000	238,396
Republic of Slovenia	5.125	03-30-26	EUR	82,000	126,850
Republic of Slovenia (C)	5.250	02-18-24		284,000	307,032
South Africa 0.7%					6,053,591
Republic of South Africa	5.375	07-24-44		200,000	174,099
Republic of South Africa	5.650	09-27-47		400,000	355,602
Republic of South Africa	5.875	05-30-22		250,000	259,138
Republic of South Africa	6.250	03-08-41		200,000	195,256
Republic of South Africa	6.500	02-28-41	ZAR	2,000,000	95,427
Republic of South Africa	7.000	02-28-31	ZAR	6,712,000	374,584
Republic of South Africa	7.000	02-28-31	ZAR	9,523,000	531,460
Republic of South Africa	7.750	02-28-23	ZAR	5,260,000	348,808
Republic of South Africa	8.000	01-31-30	ZAR	16,841,000	1,036,354
Republic of South Africa	8.250	03-31-32	ZAR	5,300,000	325,256
Republic of South Africa	8.500	01-31-37	ZAR	3,780,000	229,711
Republic of South Africa	10.500	12-21-26	ZAR	28,854,000	2,127,896
South Korea 0.2%					1,311,159
Republic of Korea	3.000	09-10-24	KRW	1,397,010,000	1,311,159
Spain 0.1%					922,449
Kingdom of Spain (C)	1.500	04-30-27	EUR	570,000	673,354
Kingdom of Spain (C)	3.450	07-30-66	EUR	90,000	119,002
Kingdom of Spain (C)	5.150	10-31-44	EUR	74,000	130,093
Sri Lanka 0.2%					2,044,457
Republic of Sri Lanka	5.750	01-18-22		300,000	298,243
Republic of Sri Lanka	5.875	07-25-22		200,000	198,290
Republic of Sri Lanka	6.125	06-03-25		200,000	191,500
Republic of Sri Lanka	6.125	06-03-25		200,000	191,431
Republic of Sri Lanka (C)	6.200	05-11-27		200,000	189,160
Republic of Sri Lanka	6.200	05-11-27		500,000	472,900
Republic of Sri Lanka	6.250	07-27-21		300,000	304,957
Republic of Sri Lanka	6.825	07-18-26		200,000	197,976
28	JOHN HANCOCK SPECTRUM INCOME FUND | ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Rate (%)	Maturity date		Par value^	Value
Thailand 0.4%					$3,022,087
Kingdom of Thailand	1.250	03-12-28	THB	12,515,033	361,420
Kingdom of Thailand	3.400	06-17-36	THB	10,300,000	321,021
Kingdom of Thailand	3.580	12-17-27	THB	1,800,000	58,710
Kingdom of Thailand	3.625	06-16-23	THB	20,740,000	671,212
Kingdom of Thailand	3.650	06-20-31	THB	20,470,000	668,511
Kingdom of Thailand	3.775	06-25-32	THB	3,901,000	127,918
Kingdom of Thailand	3.850	12-12-25	THB	9,800,000	325,417
Kingdom of Thailand	4.875	06-22-29	THB	13,430,000	487,878
Turkey 0.6%					4,989,494
Export Credit Bank Of Turkey	5.375	10-24-23		200,000	150,323
Hazine Mustesarligi Varlik Kiralama AS	4.489	11-25-24		630,000	506,211
Republic of Turkey	4.875	10-09-26		700,000	546,000
Republic of Turkey	4.875	04-16-43		200,000	133,120
Republic of Turkey	5.750	05-11-47		200,000	139,412
Republic of Turkey	6.000	03-25-27		1,000,000	822,971
Republic of Turkey	6.250	09-26-22		1,350,000	1,214,004
Republic of Turkey	6.875	03-17-36		130,000	104,355
Republic of Turkey	6.875	03-17-36		325,000	260,887
Republic of Turkey	7.375	02-05-25		150,000	136,704
Republic of Turkey	9.400	07-08-20	TRY	740,000	85,087
Republic of Turkey	10.400	03-20-24	TRY	1,603,000	144,769
Republic of Turkey	10.600	02-11-26	TRY	6,565,000	567,396
Republic of Turkey	11.875	01-15-30		150,000	178,255
Ukraine 0.2%					1,296,952
Republic of Ukraine (C)	7.750	09-01-20		600,000	596,268
Republic of Ukraine	7.750	09-01-21		200,000	198,200
Republic of Ukraine	7.750	09-01-22		100,000	98,250
Republic of Ukraine (C)	7.750	09-01-23		212,000	205,375
Republic of Ukraine	7.750	09-01-23		150,000	145,313
Republic of Ukraine, GDP-Linked Note (C)(D)	2.221*	05-31-40		100,000	53,546
United Kingdom 0.3%					2,323,910
Government of United Kingdom	1.625	10-22-71	GBP	131,000	169,513
Government of United Kingdom	3.500	01-22-45	GBP	360,000	633,005
Government of United Kingdom	4.250	12-07-46	GBP	129,000	258,488
Government of United Kingdom	4.250	12-07-46	GBP	455,000	911,720
Government of United Kingdom	4.750	12-07-30	GBP	199,000	351,184
Venezuela 0.1%					476,853
Republic of Venezuela (E)	6.000	12-09-20		525,000	127,313
Republic of Venezuela (E)	7.750	10-13-19		580,000	146,740
Republic of Venezuela (E)	9.250	09-15-27		250,000	65,000
Republic of Venezuela (E)	11.750	10-21-26		250,000	65,000
Republic of Venezuela (E)	12.750	08-23-22		280,000	72,800
SEE NOTES TO FINANCIAL STATEMENTS	ANNUAL REPORT | JOHN HANCOCK SPECTRUM INCOME FUND	29

	Rate (%)	Maturity date		Par value^	Value
Vietnam 0.1%					$894,504
Socialist Republic of Vietnam (C)	4.800	11-19-24		200,000	204,436
Socialist Republic of Vietnam	4.800	11-19-24		400,000	408,797

Socialist Republic of Vietnam	6.750	01-29-20		270,000	281,271
Corporate bonds 33.1%					$279,884,447
(Cost $286,894,648)
Consumer discretionary 4.5%					37,699,042
Auto components 0.1%
American Axle & Manufacturing, Inc.	6.250	04-01-25		495,000	492,525
Aptiv PLC	3.150	11-19-20		80,000	79,273
GKN Holdings PLC	6.750	10-28-19	GBP	13,000	17,784
Nemak SAB de CV (C)	4.750	01-23-25		205,000	199,055
Automobiles 0.3%
BMW US Capital LLC (3 month LIBOR + 0.410%) (A)(C)	2.747	04-12-21		80,000	80,183
BMW US Capital LLC (3 month LIBOR + 0.500%) (A)(C)	2.819	08-13-21		60,000	60,213
Daimler Finance North America LLC (C)	1.750	10-30-19		150,000	147,831
Daimler Finance North America LLC (C)	2.300	02-12-21		175,000	170,651
Ford Motor Credit Company LLC	2.021	05-03-19		200,000	198,570
General Motors Company (3 month LIBOR + 0.800%) (A)	3.143	08-07-20		200,000	200,911
General Motors Financial Company, Inc.	3.100	01-15-19		85,000	85,092
General Motors Financial Company, Inc.	3.200	07-13-20		115,000	114,626
General Motors Financial Company, Inc. (3 month LIBOR + 0.850%) (A)	3.189	04-09-21		55,000	55,201
Harley-Davidson Financial Services, Inc. (3 month LIBOR + 0.500%) (A)(C)	2.831	05-21-20		55,000	55,174
Hyundai Capital America (C)	1.750	09-27-19		65,000	63,872
Hyundai Capital America (C)	2.000	07-01-19		60,000	59,434
Hyundai Capital America (C)	2.500	03-18-19		110,000	109,931
Hyundai Capital America (C)	2.550	02-06-19		30,000	29,948
Nissan Motor Acceptance Corp. (C)	2.150	09-28-20		35,000	34,133
Tesla, Inc. (C)	5.300	08-15-25		1,540,000	1,332,100
Diversified consumer services 0.1%
Laureate Education, Inc. (C)	8.250	05-01-25		585,000	631,069
Verisure Midholding AB	5.750	12-01-23	EUR	100,000	117,245
Weight Watchers International, Inc. (C)	8.625	12-01-25		180,000	194,850
Hotels, restaurants and leisure 0.7%
Boyd Gaming Corp.	6.000	08-15-26		225,000	226,688
Caesars Resort Collection LLC (C)	5.250	10-15-25		431,000	412,144
Cedar Fair LP	5.375	04-15-27		250,000	242,500
Codere Finance 2 Luxembourg SA (C)	7.625	11-01-21		600,000	551,400
InterContinental Hotels Group PLC	3.875	11-28-22	GBP	100,000	139,398
Intralot Capital Luxembourg SA (C)	5.250	09-15-24	EUR	100,000	88,541
LHMC Finco Sarl (C)	6.250	12-20-23	EUR	205,000	246,511
30	JOHN HANCOCK SPECTRUM INCOME FUND | ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Rate (%)	Maturity date		Par value^	Value
Consumer discretionary (continued)
Hotels, restaurants and leisure (continued)
LTF Merger Sub, Inc. (C)	8.500	06-15-23		325,000	$338,813
Marriott Ownership Resorts, Inc. (C)	6.500	09-15-26		310,000	316,200
Merlin Entertainments PLC (C)	5.750	06-15-26		480,000	488,400
New Red Finance, Inc. (C)	5.000	10-15-25		215,000	207,475
Pinnacle Bidco PLC (C)	6.375	02-15-25	GBP	140,000	186,082
Royal Caribbean Cruises, Ltd.	2.650	11-28-20		20,000	19,662
Safari Verwaltungs GmbH (C)	5.375	11-30-22	EUR	100,000	118,289
Scientific Games International, Inc.	10.000	12-01-22		570,000	602,832
Seminole Hard Rock Entertainment, Inc. (C)	5.875	05-15-21		250,000	250,000
Silversea Cruise Finance, Ltd. (C)	7.250	02-01-25		215,000	233,544
Stars Group Holdings BV (C)	7.000	07-15-26		235,000	244,400
VOC Escrow, Ltd. (C)	5.000	02-15-28		265,000	255,282
Yum! Brands, Inc.	5.350	11-01-43		310,000	267,375
Yum! Brands, Inc.	6.875	11-15-37		300,000	296,250
Household durables 0.3%
D.R. Horton, Inc.	2.550	12-01-20		35,000	34,333
LGI Homes, Inc. (C)	6.875	07-15-26		180,000	178,875
Newell Brands, Inc.	2.150	10-15-18		55,000	54,975
Shea Homes LP (C)	5.875	04-01-23		150,000	148,500
Taylor Morrison Communities, Inc. (C)	5.875	04-15-23		200,000	200,060
Tempur Sealy International, Inc.	5.500	06-15-26		260,000	253,500
Tempur Sealy International, Inc.	5.625	10-15-23		130,000	130,000
Turkiye Sise ve Cam Fabrikalari AS	4.250	05-09-20		400,000	371,588
Weekley Homes LLC	6.625	08-15-25		435,000	411,075
William Lyon Homes, Inc. (C)	6.000	09-01-23		140,000	135,142
William Lyon Homes, Inc.	7.000	08-15-22		325,000	331,094
Internet and direct marketing retail 0.5%
Amazon.com, Inc.	1.900	08-21-20		55,000	53,972
Booking Holdings, Inc.	2.375	09-23-24	EUR	100,000	124,747
Booking Holdings, Inc.	3.600	06-01-26		235,000	229,648
Booking Holdings, Inc.	3.650	03-15-25		300,000	296,558
Expedia Group, Inc.	2.500	06-03-22	EUR	100,000	122,077
Expedia Group, Inc.	3.800	02-15-28		190,000	178,153
Expedia Group, Inc.	4.500	08-15-24		450,000	456,090
Expedia Group, Inc.	5.000	02-15-26		625,000	647,006
Expedia Group, Inc.	5.950	08-15-20		30,000	31,445
JD.com, Inc.	3.125	04-29-21		210,000	205,252
Netflix, Inc. (C)	4.875	04-15-28		280,000	265,300
Netflix, Inc. (C)	5.875	11-15-28		365,000	365,843
QVC, Inc.	3.125	04-01-19		260,000	260,086
QVC, Inc.	4.375	03-15-23		775,000	766,139
QVC, Inc.	5.125	07-02-22		295,000	300,858
Leisure products 0.1%
Mattel, Inc. (C)	6.750	12-31-25		410,000	401,570
SEE NOTES TO FINANCIAL STATEMENTS	ANNUAL REPORT | JOHN HANCOCK SPECTRUM INCOME FUND	31

	Rate (%)	Maturity date		Par value^	Value
Consumer discretionary (continued)
Media 2.3%
21st Century Fox America, Inc.	3.700	09-15-24		120,000	$119,867
Altice Financing SA (C)	7.500	05-15-26		615,000	585,788
Altice Finco SA (C)	4.750	01-15-28	EUR	100,000	97,910
Altice France SA (C)	6.250	05-15-24		200,000	197,500
Altice France SA (C)	7.375	05-01-26		600,000	589,500
Altice France SA (C)	8.125	02-01-27		230,000	233,450
Altice Luxembourg SA (C)	7.625	02-15-25		1,160,000	1,072,176
Altice Luxembourg SA (C)	7.750	05-15-22		600,000	578,250
AMC Entertainment Holdings, Inc.	5.750	06-15-25		630,000	611,497
AMC Networks, Inc.	4.750	08-01-25		170,000	164,050
CCO Holdings LLC (C)	5.000	02-01-28		915,000	856,925
CCO Holdings LLC (C)	5.125	05-01-27		290,000	276,588
CCO Holdings LLC (C)	5.500	05-01-26		615,000	607,313
CCO Holdings LLC (C)	5.875	05-01-27		270,000	268,313
Cequel Communications Holdings I LLC (C)	7.750	07-15-25		490,000	521,238
Charter Communications Operating LLC	3.579	07-23-20		100,000	100,291
Charter Communications Operating LLC	4.464	07-23-22		110,000	112,196
Charter Communications Operating LLC	4.908	07-23-25		1,025,000	1,045,163
Charter Communications Operating LLC (3 month LIBOR + 1.650%) (A)	3.986	02-01-24		215,000	219,817
Clear Channel Worldwide Holdings, Inc.	6.500	11-15-22		390,000	398,775
Clear Channel Worldwide Holdings, Inc.	7.625	03-15-20		275,000	276,031
Clear Channel Worldwide Holdings, Inc.	7.625	03-15-20		33,000	32,918
Comcast Corp.	3.150	03-01-26		315,000	300,039
Comcast Corp.	3.200	07-15-36		30,000	25,778
Comcast Corp.	3.300	02-01-27		904,000	867,609
Comcast Corp.	3.375	08-15-25		230,000	223,796
CSC Holdings LLC (C)	6.625	10-15-25		200,000	207,750
CSC Holdings LLC (C)	10.875	10-15-25		1,407,000	1,637,396
Discovery Communications LLC	2.200	09-20-19		40,000	39,675
DISH DBS Corp.	6.750	06-01-21		260,000	263,900
DISH DBS Corp.	7.750	07-01-26		335,000	302,338
EMI Music Publishing Group North America Holdings, Inc. (C)	7.625	06-15-24		100,000	107,625
Globo Comunicacao e Participacoes SA	5.125	03-31-27		200,000	185,502
iHeartCommunications, Inc. (E)	9.000	12-15-19		430,000	319,275
iHeartCommunications, Inc. (E)	9.000	09-15-22		315,000	233,100
Inter Media and Communication SpA (C)	4.875	12-31-22	EUR	100,000	116,117
LHMC Finco Sarl (C)	7.875	12-20-23		200,000	200,890
MDC Partners, Inc. (C)	6.500	05-01-24		515,000	461,569
Meredith Corp. (C)	6.875	02-01-26		225,000	227,813
NBCUniversal Media LLC	5.150	04-30-20		110,000	113,756
Omnicom Group, Inc.	3.650	11-01-24		370,000	361,686
Omnicom Group, Inc.	4.450	08-15-20		55,000	56,407
RELX Capital, Inc.	3.500	03-16-23		40,000	39,790
32	JOHN HANCOCK SPECTRUM INCOME FUND | ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Rate (%)	Maturity date		Par value^	Value
Consumer discretionary (continued)
Media (continued)
SES GLOBAL Americas Holdings GP (C)	2.500	03-25-19		25,000	$24,935
Sirius XM Radio, Inc. (C)	5.000	08-01-27		135,000	130,442
Sky PLC	1.875	11-24-23	EUR	100,000	122,293
TDF Infrastructure SAS	2.500	04-07-26	EUR	100,000	119,973
The EW Scripps Company (C)	5.125	05-15-25		125,000	119,375
Time Warner Cable LLC	6.550	05-01-37		125,000	134,982
Time Warner Cable LLC	7.300	07-01-38		120,000	139,425
Time Warner Cable LLC	8.250	04-01-19		230,000	236,856
Time Warner Cable LLC	8.750	02-14-19		55,000	56,404
Townsquare Media, Inc. (C)	6.500	04-01-23		350,000	328,125
Unitymedia GmbH (C)	6.125	01-15-25		495,000	517,275
Unitymedia Hessen GmbH & Company KG (C)	4.000	01-15-25	EUR	100,000	121,893
Univision Communications, Inc. (C)	5.125	02-15-25		50,000	45,875
Viacom, Inc.	2.750	12-15-19		125,000	123,855
Viacom, Inc.	5.625	09-15-19		50,000	51,272
Virgin Media Secured Finance PLC (C)	5.250	01-15-26		200,000	194,540
Virgin Media Secured Finance PLC (C)	5.500	08-15-26		200,000	196,500
VTR Finance BV (C)	6.875	01-15-24		825,000	842,325
WPP Finance	3.750	09-19-24		315,000	304,099
Ziggo Bond Finance BV (C)	6.000	01-15-27		625,000	567,188
Multiline retail 0.1%
Dollar Tree, Inc. (3 month LIBOR + 0.700%) (A)	3.036	04-17-20		95,000	95,197
Golden Eagle Retail Group, Ltd.	4.625	05-21-23		200,000	178,000
Marks & Spencer PLC	4.750	06-12-25	GBP	100,000	141,106
Specialty retail 0.0%
AutoZone, Inc.	1.625	04-21-19		20,000	19,851
O'Reilly Automotive, Inc.	4.875	01-14-21		265,000	274,196
Textiles, apparel and luxury goods 0.0%
INVISTA Finance LLC (C)	4.250	10-15-19		140,000	140,350
Consumer staples 1.1%					9,303,667
Beverages 0.1%
Anheuser-Busch InBev Finance, Inc.	3.650	02-01-26		335,000	327,712
Keurig Dr. Pepper, Inc. (C)	3.551	05-25-21		115,000	115,228
Sunshine Mid BV (C)	6.500	05-15-26	EUR	100,000	111,427
Food and staples retailing 0.2%
Albertsons Companies LLC	6.625	06-15-24		325,000	313,625
Cencosud SA	5.150	02-12-25		300,000	298,824
Iceland Bondco PLC	4.625	03-15-25	GBP	100,000	118,162
Inretail Pharma SA (C)	5.375	05-02-23		200,000	203,500
New Albertsons LP	7.450	08-01-29		150,000	126,000
New Albertsons LP	8.000	05-01-31		100,000	84,750
SEE NOTES TO FINANCIAL STATEMENTS	ANNUAL REPORT | JOHN HANCOCK SPECTRUM INCOME FUND	33

	Rate (%)	Maturity date		Par value^	Value
Consumer staples (continued)
Food and staples retailing (continued)
The Kroger Company	1.500	09-30-19		47,000	$46,299
The Kroger Company	2.300	01-15-19		20,000	19,973
Walmart, Inc.	3.125	06-23-21		115,000	115,527
Food products 0.7%
Adecoagro SA (C)	6.000	09-21-27		150,000	123,113
B&G Foods, Inc.	5.250	04-01-25		650,000	631,313
Bunge, Ltd. Finance Corp.	3.250	08-15-26		20,000	18,270
Bunge, Ltd. Finance Corp.	3.500	11-24-20		41,000	40,977
Bunge, Ltd. Finance Corp.	3.750	09-25-27		523,000	488,064
Bunge, Ltd. Finance Corp.	8.500	06-15-19		71,000	73,956
Campbell Soup Company (3 month LIBOR + 0.500%) (A)	2.645	03-16-20		65,000	64,928
Campbell Soup Company (3 month LIBOR + 0.630%) (A)	2.971	03-15-21		65,000	65,052
Cargill, Inc. (C)	3.250	03-01-23		350,000	347,502
Chobani LLC (C)	7.500	04-15-25		550,000	463,375
Darling Global Finance BV (C)	3.625	05-15-26	EUR	100,000	119,512
FAGE International SA (C)	5.625	08-15-26		400,000	351,000
General Mills, Inc. (3 month LIBOR + 0.540%) (A)	2.879	04-16-21		125,000	125,557
MARB BondCo PLC	7.000	03-15-24		200,000	188,252
Mead Johnson Nutrition Company	4.125	11-15-25		65,000	66,504
Minerva Luxembourg SA (C)	6.500	09-20-26		600,000	534,756
Mriya Agro Holding PLC (C)(E)	9.450	04-19-18		66,000	4,710
Mriya Agro Holding PLC (F)	12.000	12-31-18		200,000	200,000
Mriya Farming PLC (F)	0.500	12-31-25		434,000	30,805
Post Holdings, Inc. (C)	5.625	01-15-28		270,000	260,888
Post Holdings, Inc. (C)	5.750	03-01-27		155,000	153,063
Post Holdings, Inc. (C)	8.000	07-15-25		165,000	182,325
Sigma Holdco BV (C)	7.875	05-15-26		410,000	388,475
Tyson Foods, Inc.	2.250	08-23-21		45,000	43,529
Want Want China Finance, Ltd.	2.875	04-27-22		720,000	697,430
Household products 0.0%
Central Garden & Pet Company	5.125	02-01-28		265,000	249,431
Energizer Gamma Acquisition BV (C)	4.625	07-15-26	EUR	180,000	215,393
Personal products 0.0%
Avon International Operations, Inc. (C)	7.875	08-15-22		225,000	228,656
Prestige Brands, Inc. (C)	6.375	03-01-24		220,000	221,991
Tobacco 0.1%
BAT Capital Corp. (C)	2.297	08-14-20		125,000	122,726
BAT Capital Corp. (C)	2.297	08-14-20		65,000	63,742
BAT International Finance PLC	4.000	09-04-26	GBP	100,000	140,745
Reynolds American, Inc.	4.000	06-12-22		135,000	136,636
Reynolds American, Inc.	4.450	06-12-25		215,000	217,926
34	JOHN HANCOCK SPECTRUM INCOME FUND | ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Rate (%)	Maturity date	Par value^	Value
Consumer staples (continued)
Tobacco (continued)
Reynolds American, Inc.	5.850	08-15-45	120,000	$130,805
Reynolds American, Inc.	8.125	06-23-19	30,000	31,233
Energy 5.3%				45,060,438
Energy equipment and services 0.3%
Archrock Partners LP	6.000	10-01-22	441,000	439,898
CSI Compressco LP	7.250	08-15-22	115,000	106,519
CSI Compressco LP (C)	7.500	04-01-25	225,000	226,688
Ensco PLC	8.000	01-31-24	452,000	448,610
Rowan Companies, Inc.	7.375	06-15-25	161,000	154,560
Transocean Guardian, Ltd. (C)	5.875	01-15-24	190,000	190,950
Transocean, Inc. (C)	7.500	01-15-26	185,000	188,469
Transocean, Inc. (C)	9.000	07-15-23	140,000	151,025
USA Compression Partners LP (C)	6.875	04-01-26	180,000	185,400
Weatherford International, Ltd.	7.750	06-15-21	530,000	519,400
Weatherford International, Ltd.	9.875	02-15-24	60,000	56,700
Oil, gas and consumable fuels 5.0%
Alliance Resource Operating Partners LP (C)	7.500	05-01-25	195,000	207,431
Anadarko Petroleum Corp.	6.950	06-15-19	20,000	20,534
Anadarko Petroleum Corp.	8.700	03-15-19	33,000	33,990
APT Pipelines, Ltd. (C)	3.875	10-11-22	140,000	139,986
APT Pipelines, Ltd. (C)	4.250	07-15-27	555,000	550,371
Berry Petroleum Company LLC (C)	7.000	02-15-26	245,000	253,502
Boardwalk Pipelines LP	4.450	07-15-27	115,000	112,243
Boardwalk Pipelines LP	4.950	12-15-24	455,000	464,481
Boardwalk Pipelines LP	5.950	06-01-26	590,000	631,482
Bruin E&P Partners LLC (C)	8.875	08-01-23	210,000	217,613
Carrizo Oil & Gas, Inc.	8.250	07-15-25	185,000	198,413
Cenovus Energy, Inc.	4.250	04-15-27	345,000	333,240
Cenovus Energy, Inc.	5.700	10-15-19	180,000	184,338
Cheniere Corpus Christi Holdings LLC	5.875	03-31-25	200,000	212,500
Cheniere Corpus Christi Holdings LLC	7.000	06-30-24	450,000	497,813
Chesapeake Energy Corp.	6.125	02-15-21	180,000	183,600
Chesapeake Energy Corp.	8.000	01-15-25	245,000	250,206
Chesapeake Energy Corp.	8.000	06-15-27	135,000	136,688
China Shenhua Overseas Capital Company, Ltd.	3.125	01-20-20	235,000	233,024
Columbia Pipeline Group, Inc.	3.300	06-01-20	90,000	89,725
Concho Resources, Inc.	3.750	10-01-27	95,000	90,839
Consolidated Energy Finance SA (C)	6.500	05-15-26	180,000	181,350
Consolidated Energy Finance SA (C)	6.875	06-15-25	195,000	201,191
Consolidated Energy Finance SA (3 month LIBOR + 3.750%) (A)(C)	6.091	06-15-22	150,000	150,046
Cosan Luxembourg SA (C)	7.000	01-20-27	300,000	294,750
SEE NOTES TO FINANCIAL STATEMENTS	ANNUAL REPORT | JOHN HANCOCK SPECTRUM INCOME FUND	35

	Rate (%)	Maturity date	Par value^	Value
Energy (continued)
Oil, gas and consumable fuels (continued)
Covey Park Energy LLC (C)	7.500	05-15-25	315,000	$320,906
Crestwood Midstream Partners LP	6.250	04-01-23	245,000	252,656
CrownRock LP (C)	5.625	10-15-25	480,000	466,800
DCP Midstream LP (7.375% to 12-15-22, then 3 month LIBOR + 5.148%) (G)	7.375	12-15-22	260,000	260,000
DCP Midstream Operating LP (C)	6.750	09-15-37	407,000	438,543
DCP Midstream Operating LP	8.125	08-16-30	145,000	174,452
Enable Midstream Partners LP	2.400	05-15-19	40,000	39,815
Enbridge Energy Partners LP	7.375	10-15-45	600,000	784,801
Enbridge Energy Partners LP	9.875	03-01-19	25,000	25,794
Enbridge, Inc. (5.500% to 7-15-27, then 3 month LIBOR + 3.418%)	5.500	07-15-77	145,000	135,213
Enbridge, Inc. (6.000% to 1-15-27, then 3 month LIBOR + 3.890%)	6.000	01-15-77	360,000	350,100
Encana Corp.	6.500	05-15-19	155,000	158,613
Endeavor Energy Resources LP (C)	5.500	01-30-26	100,000	99,750
Endeavor Energy Resources LP (C)	5.750	01-30-28	100,000	99,750
EnLink Midstream Partners LP	2.700	04-01-19	80,000	79,605
Enterprise Products Operating LLC	2.550	10-15-19	65,000	64,720
Enterprise Products Operating LLC	2.800	02-15-21	70,000	69,376
EQT Midstream Partners LP	4.750	07-15-23	395,000	400,550
Exterran Energy Solutions LP	8.125	05-01-25	440,000	462,000
Exxon Mobil Corp. (3 month LIBOR + 0.370%) (A)	2.684	03-06-22	355,000	357,964
Gulfport Energy Corp.	6.375	05-15-25	160,000	158,600
Hess Corp.	4.300	04-01-27	345,000	335,223
Hess Corp.	5.800	04-01-47	335,000	349,236
Hess Corp.	7.875	10-01-29	175,000	213,062
Indigo Natural Resources LLC (C)	6.875	02-15-26	285,000	275,025
Jagged Peak Energy LLC (C)	5.875	05-01-26	140,000	137,900
KazMunayGas National Company JSC	4.750	04-19-27	300,000	297,983
KazMunayGas National Company JSC (C)	6.375	10-24-48	370,000	384,800
Kinder Morgan Energy Partners LP	9.000	02-01-19	60,000	61,457
Kosmos Energy, Ltd. (C)	7.875	08-01-21	640,000	649,600
Kosmos Energy, Ltd. (C)	7.875	08-01-21	200,000	203,000
Magnolia Oil & Gas Operating LLC (C)	6.000	08-01-26	285,000	285,713
Marathon Oil Corp.	2.700	06-01-20	40,000	39,581
Matador Resources Company (C)	5.875	09-15-26	455,000	463,054
MEG Energy Corp. (C)	6.500	01-15-25	563,000	560,185
Newfield Exploration Company	5.375	01-01-26	125,000	130,313
NGL Energy Partners LP	7.500	11-01-23	555,000	567,488
Noble Holding International, Ltd. (C)	7.875	02-01-26	135,000	138,375
Noble Holding International, Ltd.	8.950	04-01-45	240,000	217,200
Nostrum Oil & Gas Finance BV	8.000	07-25-22	200,000	190,952
NuStar Logistics LP	5.625	04-28-27	315,000	313,819
36	JOHN HANCOCK SPECTRUM INCOME FUND | ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Rate (%)	Maturity date		Par value^	Value
Energy (continued)
Oil, gas and consumable fuels (continued)
ONEOK Partners LP	8.625	03-01-19		63,000	$64,734
Origin Energy Finance, Ltd. (C)	3.500	10-09-18		480,000	480,038
Parsley Energy LLC (C)	5.625	10-15-27		345,000	349,313
PDC Energy, Inc.	5.750	05-15-26		225,000	218,250
Pertamina Persero PT	5.625	05-20-43		1,250,000	1,236,070
Pertamina Persero PT (C)	6.450	05-30-44		200,000	217,924
Peru LNG Srl (C)	5.375	03-22-30		200,000	203,375
Petrobras Global Finance BV (C)	5.999	01-27-28		38,000	34,124
Petrobras Global Finance BV	6.850	12-31-99		133,000	109,226
Petrobras Global Finance BV	6.850	06-05-15		137,000	112,683
Petrobras Global Finance BV	7.375	01-17-27		1,460,000	1,447,882
Petrobras Global Finance BV	8.750	05-23-26		1,560,000	1,665,612
Petroleos de Venezuela SA (E)	5.375	04-12-27		805,000	165,025
Petroleos de Venezuela SA (E)	6.000	05-16-24		2,005,000	380,950
Petroleos de Venezuela SA (E)	6.000	11-15-26		100,000	18,000
Petroleos de Venezuela SA (E)	8.500	10-27-20		477,750	402,743
Petroleos de Venezuela SA (E)	9.000	11-17-21		3,635,000	737,905
Petroleos de Venezuela SA (E)	9.750	05-17-35		180,000	37,800
Petroleos de Venezuela SA (E)	9.750	05-17-35		40,000	8,400
Petroleos de Venezuela SA (E)	12.750	02-17-22		558,000	124,155
Petroleos Mexicanos	3.750	03-15-19	EUR	100,000	118,164
Petroleos Mexicanos	4.625	09-21-23		410,000	402,948
Petroleos Mexicanos	4.875	01-24-22		375,000	377,156
Petroleos Mexicanos	4.875	02-21-28	EUR	250,000	299,967
Petroleos Mexicanos	5.125	03-15-23	EUR	335,000	430,385
Petroleos Mexicanos	5.375	03-13-22		185,000	189,070
Petroleos Mexicanos	5.500	01-21-21		355,000	364,940
Petroleos Mexicanos	5.625	01-23-46		900,000	741,510
Petroleos Mexicanos	6.375	02-04-21		650,000	679,250
Petroleos Mexicanos	6.500	03-13-27		955,000	966,842
Petroleos Mexicanos	6.500	06-02-41		1,750,000	1,602,388
Petroleos Mexicanos	6.750	09-21-47		930,000	860,882
Petroleos Mexicanos	6.875	08-04-26		400,000	414,000
Petroleos Mexicanos	7.190	09-12-24	MXN	1,000,000	45,537
Petroleos Mexicanos	7.470	11-12-26	MXN	3,030,000	134,409
Petroleos Mexicanos	8.000	05-03-19		115,000	118,134
Phillips 66 (3 month LIBOR + 0.600%) (A)	2.911	02-26-21		50,000	50,064
Phillips 66 (3 month LIBOR + 0.650%) (A)(C)	2.989	04-15-19		40,000	40,019
Plains All American Pipeline LP	2.600	12-15-19		15,000	14,881
Plains All American Pipeline LP	2.850	01-31-23		100,000	94,968
Plains All American Pipeline LP	3.850	10-15-23		235,000	232,089
Plains All American Pipeline LP	4.500	12-15-26		75,000	74,767
Plains All American Pipeline LP	4.650	10-15-25		380,000	384,304
Plains All American Pipeline LP	5.000	02-01-21		35,000	35,994
SEE NOTES TO FINANCIAL STATEMENTS	ANNUAL REPORT | JOHN HANCOCK SPECTRUM INCOME FUND	37

	Rate (%)	Maturity date		Par value^	Value
Energy (continued)
Oil, gas and consumable fuels (continued)
Plains All American Pipeline LP	5.750	01-15-20		35,000	$36,060
Sabine Pass Liquefaction LLC	4.200	03-15-28		155,000	150,679
Sabine Pass Liquefaction LLC	5.000	03-15-27		1,035,000	1,064,335
Sabine Pass Liquefaction LLC	5.625	02-01-21		100,000	104,287
Sabine Pass Liquefaction LLC	5.750	05-15-24		100,000	107,470
Sabine Pass Liquefaction LLC	5.875	06-30-26		100,000	108,121
Sable Permian Resources Land LLC (C)	7.125	11-01-20		250,000	160,000
Seven Generations Energy, Ltd. (C)	5.375	09-30-25		425,000	412,250
Southwestern Energy Company	6.200	01-23-25		275,000	275,344
Spectra Energy Partners LP	2.950	09-25-18		90,000	90,026
Summit Midstream Holdings LLC	5.500	08-15-22		100,000	99,500
Summit Midstream Holdings LLC	5.750	04-15-25		90,000	86,850
Summit Midstream Partners LP (9.500% to 12-15-22, then 3 month LIBOR + 7.430%) (G)	9.500	12-15-22		130,000	130,000
Sunoco LP (C)	4.875	01-15-23		245,000	241,702
Tallgrass Energy Partners LP (C)	5.500	09-15-24		310,000	318,913
Tapstone Energy LLC (C)	9.750	06-01-22		114,000	99,750
Targa Resources Partners LP	5.125	02-01-25		575,000	577,875
The Williams Companies, Inc.	3.350	08-15-22		20,000	19,680
The Williams Companies, Inc.	4.000	09-15-25		145,000	143,243
The Williams Companies, Inc.	4.850	03-01-48		210,000	203,576
The Williams Companies, Inc.	5.250	03-15-20		90,000	92,613
Transcanada Trust (4.650% to 5-18-27, then 3 month CDOR + 3.080%)	4.650	05-18-77	CAD	345,000	253,378
Transcanada Trust (5.300% to 3-15-27, then 3 month LIBOR + 3.208%)	5.300	03-15-77		440,000	421,850
Transcontinental Gas Pipe Line Company LLC (C)	4.000	03-15-28		175,000	172,213
Transcontinental Gas Pipe Line Company LLC (C)	4.600	03-15-48		250,000	245,550
TransMontaigne Partners LP	6.125	02-15-26		155,000	145,700
Tullow Oil PLC	6.250	04-15-22		200,000	198,000
Valero Energy Corp.	6.125	02-01-20		65,000	67,716
Western Gas Partners LP	4.000	07-01-22		375,000	373,204
Woodside Finance, Ltd. (C)	3.650	03-05-25		485,000	471,765
Woodside Finance, Ltd. (C)	3.700	09-15-26		422,000	406,265
Woodside Finance, Ltd. (C)	3.700	03-15-28		693,000	659,097
WPX Energy, Inc.	8.250	08-01-23		433,000	491,455
YPF SA (C)	8.500	03-23-21		235,000	226,305
YPF SA	8.750	04-04-24		150,000	139,127
YPF SA (Argentina Deposit Rate Badlar Private Banks + 4.000%) (A)(C)	27.540	07-07-20		65,000	28,113
38	JOHN HANCOCK SPECTRUM INCOME FUND | ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Rate (%)	Maturity date		Par value^	Value
Financials 7.6%					$64,204,728
Banks 4.0%
ABN AMRO Bank NV (C)	2.100	01-18-19		200,000	199,546
Akbank Turk AS	5.125	03-31-25		200,000	147,593
Akbank Turk AS (7.200% to 3-16-22, then 5 Year U.S. Swap Rate + 5.026%)	7.200	03-16-27		200,000	125,527
ANZ New Zealand International, Ltd. (C)	2.750	01-22-21		205,000	201,715
Banco de Bogota SA	4.375	08-03-27		300,000	288,375
Banco de Credito del Peru (C)	4.850	10-30-20	PEN	700,000	212,121
Banco do Brasil SA (9.000% to 6-18-24, then 10 Year CMT + 6.362%) (G)	9.000	06-18-24		410,000	387,983
Banco Macro SA (6.750% to 11-4-21, then 5 Year U.S. Swap Rate + 5.463%) (C)	6.750	11-04-26		300,000	240,003
Banco Santander Chile (C)	2.500	12-15-20		150,000	146,438
Banco Santander Chile (C)	3.875	09-20-22		150,000	149,939
Banco Santander Mexico SA (8.500% to 1-20-22, then 5 Year CMT + 6.472%) (G)	8.500	01-20-22		200,000	215,750
Banco Santander SA	3.125	02-23-23		200,000	191,655
Banco Santander SA	3.125	01-19-27	EUR	100,000	117,935
Banco Santander SA (6.750% to 4-25-22, then 5 Year Euro Swap Rate + 6.803%) (G)	6.750	04-25-22	EUR	200,000	249,561
Bank of America Corp.	2.503	10-21-22		45,000	43,282
Bank of America Corp.	2.625	04-19-21		45,000	44,287
Bank of America Corp.	3.300	01-11-23		530,000	525,891
Bank of America Corp.	4.000	04-01-24		500,000	507,990
Bank of America Corp. (1.379% to 2-7-24, then 3 month EURIBOR + 1.030%)	1.379	02-07-25	EUR	100,000	117,965
Bank of America Corp. (3 month LIBOR + 0.380%) (A)	2.727	01-23-22		60,000	59,878
Bank of America Corp. (3 month LIBOR + 0.650%) (A)	2.985	06-25-22		60,000	60,173
Bank of America Corp. (3 month LIBOR + 1.160%) (A)	3.508	01-20-23		110,000	111,912
Bank of America Corp. (3.366% to 1-23-25, then 3 month LIBOR + 0.810%)	3.366	01-23-26		300,000	289,658
Bank of America Corp. (3.824% to 1-20-27, then 3 month LIBOR + 1.575%)	3.824	01-20-28		1,175,000	1,147,853
Bank of America Corp. (3.864% to 7-23-23, then 3 month LIBOR + 0.940%)	3.864	07-23-24		1,210,000	1,215,557
Bank of Montreal	1.750	09-11-19		170,000	168,465
Bank of Montreal (3 month LIBOR + 0.460%) (A)	2.797	04-13-21		70,000	70,334
Bank Rakyat Indonesia Persero Tbk PT	4.625	07-20-23		200,000	202,301
Banque Federative du Credit Mutuel SA (C)	2.200	07-20-20		200,000	196,213
Banque Federative du Credit Mutuel SA (C)	2.500	10-29-18		225,000	225,002
SEE NOTES TO FINANCIAL STATEMENTS	ANNUAL REPORT | JOHN HANCOCK SPECTRUM INCOME FUND	39

	Rate (%)	Maturity date		Par value^	Value
Financials (continued)
Banks (continued)
Barclays Bank PLC	5.140	10-14-20		750,000	$769,670
Barclays PLC	1.875	12-08-23	EUR	100,000	118,104
Barclays PLC	3.684	01-10-23		295,000	288,491
Barclays PLC (7.875% to 9-15-22, then 5 Year British Pound Swap Rate + 6.099%) (G)	7.875	09-15-22	GBP	310,000	427,992
BB&T Corp.	2.150	02-01-21		80,000	78,119
BBVA Bancomer SA (C)	4.375	04-10-24		315,000	313,031
BBVA Bancomer SA	6.500	03-10-21		625,000	653,125
BNP Paribas SA (C)	2.950	05-23-22		200,000	194,269
BNP Paribas SA (C)	3.800	01-10-24		205,000	201,635
BPCE SA	2.500	12-10-18		250,000	250,022
BPCE SA (C)	3.000	05-22-22		250,000	243,561
BPCE SA (C)	3.500	10-23-27		315,000	291,523
BPCE SA (C)	4.500	03-15-25		200,000	197,590
BPCE SA (C)	5.150	07-21-24		200,000	204,583
CaixaBank SA (2.750% to 7-14-23, then 5 Year Euro Swap Rate + 2.350%)	2.750	07-14-28	EUR	500,000	588,672
CIT Group, Inc.	4.125	03-09-21		25,000	25,094
CIT Group, Inc.	5.250	03-07-25		130,000	132,194
CIT Group, Inc.	6.125	03-09-28		120,000	125,400
Citigroup, Inc.	2.050	06-07-19		35,000	34,815
Citigroup, Inc.	2.700	03-30-21		39,000	38,425
Citigroup, Inc.	2.900	12-08-21		105,000	103,419
Citigroup, Inc. (2.876% to 7-24-22, then 3 month LIBOR + 0.950%)	2.876	07-24-23		395,000	383,516
Citigroup, Inc. (3 month LIBOR + 0.790%) (A)	3.121	01-10-20		115,000	115,871
Citigroup, Inc. (3 month LIBOR + 1.380%) (A)	3.714	03-30-21		50,000	51,136
Citigroup, Inc. (3.887% to 1-10-27, then 3 month LIBOR + 1.563%)	3.887	01-10-28		315,000	306,768
Citizens Bank NA	2.300	12-03-18		250,000	249,906
Cooperatieve Rabobank UA (2.500% to 5-26-21, then 5 Year Euro Swap Rate + 1.400%)	2.500	05-26-26	EUR	100,000	120,940
Cooperatieve Rabobank UA	3.950	11-09-22		250,000	250,697
Credit Agricole SA	1.875	12-20-26	EUR	100,000	116,853
Credit Agricole SA (C)	3.250	10-04-24		290,000	273,267
Dexia Credit Local SA	0.625	01-21-22	EUR	150,000	178,001
DNB Bank ASA (6.500% to 3-26-22, then 5 Year U.S. Swap Rate + 5.080%) (G)	6.500	03-26-22		315,000	324,047
DNB Boligkreditt AS	1.875	11-21-22	EUR	165,000	205,484
European Investment Bank	1.250	05-12-25	SEK	5,080,000	573,478
European Investment Bank (C)	6.950	02-06-20	IDR	1,360,000,000	88,608
European Investment Bank	8.000	04-01-20	TRY	315,000	38,894
First Niagara Financial Group, Inc.	7.250	12-15-21		40,000	44,404
40	JOHN HANCOCK SPECTRUM INCOME FUND | ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Rate (%)	Maturity date		Par value^	Value
Financials (continued)
Banks (continued)
Freedom Mortgage Corp. (C)	8.125	11-15-24		260,000	$251,875
Freedom Mortgage Corp. (C)	8.250	04-15-25		185,000	179,219
HDFC Bank, Ltd.	8.100	03-22-25	INR	10,000,000	137,696
Heta Asset Resolution AG	2.375	12-13-22	EUR	600,000	751,353
HSBC Bank PLC	4.750	03-24-46	GBP	100,000	153,447
HSBC Holdings PLC	2.650	01-05-22		200,000	194,608
HSBC Holdings PLC	2.950	05-25-21		225,000	222,607
HSBC Holdings PLC (3.950% to 5-18-23, then 3 month LIBOR + 0.987%)	3.950	05-18-24		510,000	510,858
HSBC Holdings PLC (6.375% to 3-30-25, then 5 Year U.S. ISDAFIX + 4.368%) (G)	6.375	03-30-25		200,000	200,500
HSBC USA, Inc.	2.350	03-05-20		100,000	98,996
ING Bank NV (4.125% to 11-21-18, then 5 Year U.S. ISDAFIX + 2.700%)	4.125	11-21-23		200,000	200,374
ING Bank NV (3.625% to 2-25-21, then 5 Year Euro Swap Rate + 2.250%)	3.625	02-25-26	EUR	100,000	123,836
ING Groep NV (6.875% to 4-16-22, then 5 Year U.S. Swap Rate + 5.124%) (G)	6.875	04-16-22		320,000	325,462
Inter-American Development Bank	4.400	01-26-26	CAD	150,000	126,800
Inter-American Development Bank	7.000	02-04-19	IDR	800,000,000	52,802
Intesa Sanpaolo SpA (C)	3.125	07-14-22		200,000	185,765
Intesa Sanpaolo SpA (C)	3.875	01-12-28		600,000	509,842
Intesa Sanpaolo SpA	3.928	09-15-26	EUR	100,000	113,420
Intesa Sanpaolo SpA (C)	4.375	01-12-48		635,000	486,281
Intesa Sanpaolo SpA (7.000% to 1-19-21, then 5 Year Euro Swap Rate + 6.884%) (G)	7.000	01-19-21	EUR	645,000	770,029
Islandsbanki HF	1.750	09-07-20	EUR	100,000	118,978
Itau Unibanco Holding SA (6.125% to 12-12-22, then 5 Year CMT + 3.981%) (C)(G)	6.125	12-12-22		385,000	347,463
JPMorgan Chase & Co.	3.200	06-15-26		510,000	486,639
JPMorgan Chase & Co.	3.300	04-01-26		135,000	130,171
JPMorgan Chase & Co.	3.900	07-15-25		80,000	80,496
JPMorgan Chase & Co.	4.250	10-15-20		40,000	40,881
JPMorgan Chase & Co.	4.400	07-22-20		17,000	17,411
JPMorgan Chase & Co.	4.950	03-25-20		25,000	25,694
JPMorgan Chase & Co. (3 month LIBOR + 0.550%) (A)	2.607	03-09-21		105,000	105,363
JPMorgan Chase & Co. (3 month LIBOR + 1.230%) (A)	3.572	10-24-23		1,135,000	1,156,970
JPMorgan Chase & Co. (3.540% to 5-1-27, then 3 month LIBOR + 1.380%)	3.540	05-01-28		410,000	393,268
JPMorgan Chase & Co. (3.782% to 2-1-27, then 3 month LIBOR + 1.337%)	3.782	02-01-28		210,000	205,241
JPMorgan Chase & Co. (3.797% to 7-23-23, then 3 month LIBOR + 0.890%)	3.797	07-23-24		925,000	928,122
SEE NOTES TO FINANCIAL STATEMENTS	ANNUAL REPORT | JOHN HANCOCK SPECTRUM INCOME FUND	41

	Rate (%)	Maturity date		Par value^	Value
Financials (continued)
Banks (continued)
KFW	4.700	06-02-37	CAD	90,000	$84,517
KFW	6.000	08-20-20	AUD	289,000	222,657
Landsbankinn HF	1.625	03-15-21	EUR	320,000	379,707
Mitsubishi UFJ Financial Group, Inc. (3 month LIBOR + 0.650%) (A)	2.985	07-26-21		32,000	32,149
Mitsubishi UFJ Financial Group, Inc. (3 month LIBOR + 0.860%) (A)	3.195	07-26-23		55,000	55,377
Mitsubishi UFJ Financial Group, Inc. (3 month LIBOR + 0.920%) (A)	3.230	02-22-22		65,000	65,668
Mizuho Financial Group, Inc.	3.549	03-05-23		640,000	637,259
Nordea Hypotek AB	1.000	04-08-22	SEK	1,100,000	123,178
Regions Bank (3 month LIBOR + 0.380%) (A)	2.717	04-01-21		260,000	259,802
Sberbank of Russia	3.080	03-07-19	EUR	200,000	232,783
Standard Chartered Bank (F)	9.000	03-19-29	IDR	3,500,000,000	257,183
Standard Chartered PLC (C)	2.100	08-19-19		200,000	198,134
Standard Chartered PLC (4.000% to 10-21-20, then 5 Year Euro Swap Rate + 2.300%)	4.000	10-21-25	EUR	100,000	123,056
Standard Chartered PLC (7.500% to 4-2-22, then 5 Year U.S. Swap Rate + 6.301%) (C)(G)	7.500	04-02-22		820,000	846,650
Sumitomo Mitsui Banking Corp.	2.514	01-17-20		250,000	247,956
Sumitomo Mitsui Trust Bank, Ltd. (C)	1.950	09-19-19		200,000	197,633
SunTrust Bank (2.590% to 1-29-20, then 3 month LIBOR + 0.297%)	2.590	01-29-21		105,000	104,121
SunTrust Banks, Inc.	2.350	11-01-18		105,000	104,995
Svenska Handelsbanken AB	3.350	05-24-21		85,000	85,242
TC Ziraat Bankasi AS	4.750	04-29-21		300,000	238,364
The Bank of East Asia, Ltd. (5.500% to 12-2-20, then 5 Year CMT + 3.834%) (G)	5.500	12-02-20		200,000	197,819
The Royal Bank of Scotland Group PLC	3.875	09-12-23		270,000	263,087
The Royal Bank of Scotland Group PLC (3.498% to 5-15-22, then 3 month LIBOR + 1.480%)	3.498	05-15-23		295,000	286,857
The Toronto-Dominion Bank (3 month LIBOR + 0.240%) (A)	2.575	01-25-21		115,000	114,974
Turkiye Garanti Bankasi AS (6.125% to 5-24-22, then 5 Year U.S. Swap Rate + 4.220%)	6.125	05-24-27		200,000	130,806
UniCredit Bank Czech Republic & Slovakia AS	0.625	04-30-20	EUR	100,000	116,605
UniCredit SpA (C)	3.750	04-12-22		470,000	449,504
UniCredit SpA (C)	4.625	04-12-27		570,000	526,765
UniCredit SpA (9.250% to 6-3-22, then 5 Year Euro Swap Rate + 9.300%) (G)	9.250	06-03-22	EUR	555,000	708,638
Wells Fargo & Company	2.550	12-07-20		6,000	5,919
42	JOHN HANCOCK SPECTRUM INCOME FUND | ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Rate (%)	Maturity date		Par value^	Value
Financials (continued)
Banks (continued)
Wells Fargo Bank N.A. (3.325% to 7-23-20, then 3 month LIBOR + 0.490%)	3.325	07-23-21		250,000	$250,475
Capital markets 1.4%
Cboe Global Markets, Inc.	1.950	06-28-19		45,000	44,718
Credit Suisse AG	5.400	01-14-20		26,000	26,732
Credit Suisse Group AG (2.997% to 12-14-22, then 3 month LIBOR + 1.200%) (C)	2.997	12-14-23		250,000	239,886
Credit Suisse Group AG (7.125% to 7-29-22, then 5 Year U.S. Swap Rate + 5.108%) (G)	7.125	07-29-22		260,000	268,450
Credit Suisse Group AG (7.500% to 12-11-23, then 5 Year U.S. Swap Rate + 4.598%) (C)(G)	7.500	12-11-23		355,000	376,744
Credit Suisse Group Funding Guernsey, Ltd.	1.250	04-14-22	EUR	100,000	118,126
LPL Holdings, Inc. (C)	5.750	09-15-25		520,000	508,300
Morgan Stanley	1.375	10-27-26	EUR	100,000	113,648
Morgan Stanley	3.125	07-27-26		435,000	406,383
Morgan Stanley	3.625	01-20-27		780,000	750,713
Morgan Stanley	3.700	10-23-24		490,000	485,748
Morgan Stanley	3.750	02-25-23		1,005,000	1,011,305
Morgan Stanley	3.875	01-27-26		720,000	710,054
Morgan Stanley (3 month LIBOR + 0.550%) (A)	2.891	02-10-21		95,000	95,245
Morgan Stanley (3 month LIBOR + 0.850%) (A)	3.192	01-24-19		290,000	290,909
Morgan Stanley (3.591% to 7-22-27, then 3 month LIBOR + 1.340%)	3.591	07-22-28		255,000	242,772
The Charles Schwab Corp. (3 month LIBOR + 0.320%) (A)	2.649	05-21-21		75,000	75,276
The Goldman Sachs Group, Inc.	1.625	07-27-26	EUR	100,000	115,795
The Goldman Sachs Group, Inc.	1.950	07-23-19		40,000	39,731
The Goldman Sachs Group, Inc.	2.300	12-13-19		60,000	59,545
The Goldman Sachs Group, Inc.	2.750	09-15-20		15,000	14,869
The Goldman Sachs Group, Inc.	3.000	04-26-22		125,000	122,799
The Goldman Sachs Group, Inc.	3.500	11-16-26		760,000	723,566
The Goldman Sachs Group, Inc.	3.850	07-08-24		210,000	209,434
The Goldman Sachs Group, Inc.	3.850	01-26-27		585,000	569,176
The Goldman Sachs Group, Inc.	5.375	03-15-20		30,000	31,001
The Goldman Sachs Group, Inc.	5.500	10-12-21	GBP	15,000	21,442
The Goldman Sachs Group, Inc.	5.750	01-24-22		635,000	678,867
The Goldman Sachs Group, Inc.	6.000	06-15-20		10,000	10,473
The Goldman Sachs Group, Inc. (3 month LIBOR + 0.780%) (A)	3.122	10-31-22		35,000	35,111
The Goldman Sachs Group, Inc. (3 month LIBOR + 1.110%) (A)	3.445	04-26-22		80,000	80,984
SEE NOTES TO FINANCIAL STATEMENTS	ANNUAL REPORT | JOHN HANCOCK SPECTRUM INCOME FUND	43

	Rate (%)	Maturity date		Par value^	Value
Financials (continued)
Capital markets (continued)
The Goldman Sachs Group, Inc. (3 month LIBOR + 1.770%) (A)	4.081	02-25-21		100,000	$103,146
The Goldman Sachs Group, Inc. (3.272% to 9-29-24, then 3 month LIBOR + 1.201%)	3.272	09-29-25		745,000	716,858
The Goldman Sachs Group, Inc. (3.691% to 6-5-27, then 3 month LIBOR + 1.510%)	3.691	06-05-28		380,000	362,427
Thomson Reuters Corp.	3.350	05-15-26		95,000	88,754
UBS AG	1.375	04-16-21	EUR	246,000	296,653
UBS Group Funding Switzerland AG (C)	3.491	05-23-23		775,000	764,822
UBS Group Funding Switzerland AG (3 month LIBOR + 1.220%) (A)(C)	3.530	05-23-23		210,000	212,876
UBS Group Funding Switzerland AG (7.125% to 8-10-21, then 5 Year U.S. Swap Rate + 5.883%) (G)	7.125	08-10-21		510,000	536,801
Consumer finance 0.6%
Ally Financial, Inc.	5.125	09-30-24		75,000	76,688
American Express Credit Corp.	2.200	03-03-20		110,000	108,655
American Express Credit Corp.	2.375	05-26-20		15,000	14,825
Capital One Bank USA NA	3.375	02-15-23		790,000	772,585
Capital One Bank USA NA	8.800	07-15-19		250,000	262,376
Capital One Financial Corp.	2.500	05-12-20		30,000	29,691
Capital One Financial Corp.	3.300	10-30-24		195,000	187,325
Capital One NA	1.850	09-13-19		265,000	262,445
DAE Funding LLC (C)	4.000	08-01-20		190,000	188,575
DAE Funding LLC (C)	4.500	08-01-22		165,000	162,525
DAE Funding LLC (C)	5.000	08-01-24		175,000	171,938
Discover Financial Services	3.750	03-04-25		610,000	586,747
Discover Financial Services	3.850	11-21-22		185,000	184,316
Discover Financial Services	3.950	11-06-24		190,000	186,214
Discover Financial Services	4.100	02-09-27		150,000	145,330
Discover Financial Services	10.250	07-15-19		245,000	258,461
Navient Corp.	6.125	03-25-24		65,000	64,513
Navient Corp.	6.500	06-15-22		155,000	160,278
Navient Corp.	6.750	06-25-25		85,000	84,788
Navient Corp.	6.750	06-15-26		125,000	122,656
Navient Corp.	7.250	09-25-23		130,000	137,150
Navient Corp.	8.000	03-25-20		250,000	265,063
Santander Consumer Finance SA	0.900	02-18-20	EUR	200,000	235,188
Springleaf Finance Corp.	6.875	03-15-25		320,000	320,096
Springleaf Finance Corp.	7.125	03-15-26		305,000	303,496
Unifin Financiera SAB de CV	7.000	01-15-25		200,000	191,500
Diversified financial services 0.5%
AerCap Ireland Capital DAC	3.500	05-26-22		150,000	147,671
AerCap Ireland Capital DAC	3.650	07-21-27		235,000	217,666
44	JOHN HANCOCK SPECTRUM INCOME FUND | ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Rate (%)	Maturity date		Par value^	Value
Financials (continued)
Diversified financial services (continued)
AerCap Ireland Capital DAC	3.950	02-01-22		545,000	$544,595
Cabot Financial Luxembourg SA (C)	7.500	10-01-23	GBP	150,000	190,532
Cabot Financial Luxembourg SA	7.500	10-01-23	GBP	135,000	171,479
CRCC Yuxiang, Ltd.	3.500	05-16-23		440,000	429,204
CSCEC Finance Cayman II, Ltd.	2.900	07-05-22		450,000	434,683
Discover Bank	7.000	04-15-20		250,000	262,827
Emirates NBD Tier 1, Ltd. (5.750% to 5-30-19, then 6 Year U.S. Swap Rate + 4.513%) (G)	5.750	05-30-19		400,000	400,995
FirstRand Bank, Ltd. (6.250% to 4-23-23, then 5 Year U.S. Swap Rate + 3.561%)	6.250	04-23-28		200,000	199,284
GTLK Europe DAC	5.125	05-31-24		200,000	183,369
Leeds Building Society	2.625	04-01-21	EUR	150,000	183,613
NFP Corp. (C)	6.875	07-15-25		150,000	147,000
SF Holding Investment, Ltd.	4.125	07-26-23		200,000	200,738
WTT Investment, Ltd.	5.500	11-21-22		200,000	200,038
Insurance 1.0%
Acrisure LLC (C)	7.000	11-15-25		360,000	345,600
Aflac, Inc.	3.625	11-15-24		355,000	355,333
AIA Group, Ltd. (C)	3.900	04-06-28		1,195,000	1,186,954
AIG Global Funding (C)	3.350	06-25-21		55,000	54,994
Alliant Holdings Intermediate LLC (C)	8.250	08-01-23		315,000	326,813
American International Group, Inc.	2.300	07-16-19		50,000	49,809
American International Group, Inc.	6.400	12-15-20		35,000	37,422
AmWINS Group, Inc. (C)	7.750	07-01-26		310,000	326,663
Aon Corp.	5.000	09-30-20		15,000	15,497
Aon PLC	2.800	03-15-21		110,000	108,242
Arch Capital Finance LLC	4.011	12-15-26		150,000	149,642
AXA Equitable Holdings, Inc. (C)	3.900	04-20-23		85,000	84,724
AXA Equitable Holdings, Inc. (C)	4.350	04-20-28		485,000	469,701
AXA SA (3.875% to 10-8-25, then 11 Year Euro Swap Rate + 3.250%) (G)	3.875	10-08-25	EUR	100,000	121,589
Cloverie PLC (7.500% to 7-24-19, then 3 month EURIBOR + 5.850%)	7.500	07-24-39	EUR	50,000	61,625
CNA Financial Corp.	5.875	08-15-20		180,000	188,688
CNO Financial Group, Inc.	5.250	05-30-25		135,000	137,025
Fidelity National Financial, Inc. (C)	4.500	08-15-28		865,000	862,059
First American Financial Corp.	4.600	11-15-24		245,000	247,213
HUB International, Ltd. (C)	7.000	05-01-26		440,000	437,162
Liberty Mutual Group, Inc. (C)	4.850	08-01-44		335,000	342,675
Lincoln National Corp.	4.000	09-01-23		20,000	20,405
MetLife, Inc.	5.250	06-29-20	GBP	50,000	69,196
Nationstar Mortgage Holdings, Inc. (C)	8.125	07-15-23		245,000	254,188
New York Life Global Funding (3 month LIBOR + 0.320%) (A)(C)	2.661	08-06-21		90,000	90,186
Nuveen Finance LLC (C)	2.950	11-01-19		105,000	104,896
SEE NOTES TO FINANCIAL STATEMENTS	ANNUAL REPORT | JOHN HANCOCK SPECTRUM INCOME FUND	45

	Rate (%)	Maturity date		Par value^	Value
Financials (continued)
Insurance (continued)
Principal Financial Group, Inc. (4.700% to 5-15-20, then 3 month LIBOR + 3.044%)	4.700	05-15-55		265,000	$263,675
Principal Life Global Funding II (C)	1.500	04-18-19		45,000	44,684
Prudential Financial, Inc. (5.375% to 5-15-25, then 3 month LIBOR + 3.031%)	5.375	05-15-45		290,000	292,900
Reinsurance Group of America, Inc.	5.000	06-01-21		15,000	15,605
Reinsurance Group of America, Inc.	6.450	11-15-19		365,000	379,240
RSA Insurance Group PLC (5.125% to 10-10-25, then 5 Year U.K. Treasury + 3.852%)	5.125	10-10-45	GBP	100,000	139,370
Trinity Acquisition PLC	3.500	09-15-21		210,000	208,375
Unum Group	5.625	09-15-20		70,000	72,835
Voya Financial, Inc.	3.125	07-15-24		200,000	190,235
Willis North America, Inc.	3.600	05-15-24		575,000	562,528
XLIT, Ltd.	2.300	12-15-18		120,000	119,824
Thrifts and mortgage finance 0.1%
Housing Development Finance Corp., Ltd.	6.875	04-30-20	INR	50,000,000	682,046
Nationstar Mortgage LLC	6.500	07-01-21		185,000	185,000
Health care 2.3%					19,087,407
Biotechnology 0.3%
AbbVie, Inc.	3.600	05-14-25		140,000	136,660
Biogen, Inc.	2.900	09-15-20		45,000	44,845
Celgene Corp.	2.875	08-15-20		90,000	89,557
Celgene Corp.	2.875	02-19-21		50,000	49,501
Celgene Corp.	3.625	05-15-24		465,000	459,313
Celgene Corp.	3.875	08-15-25		395,000	389,260
Shire Acquisitions Investments Ireland DAC	1.900	09-23-19		165,000	163,079
Shire Acquisitions Investments Ireland DAC	1.900	09-23-19		155,000	153,201
Shire Acquisitions Investments Ireland DAC	2.875	09-23-23		200,000	190,881
Shire Acquisitions Investments Ireland DAC	2.875	09-23-23		365,000	348,552
Shire Acquisitions Investments Ireland DAC	3.200	09-23-26		770,000	717,125
Shire Acquisitions Investments Ireland DAC	3.200	09-23-26		80,000	74,568
Health care equipment and supplies 0.5%
Abbott Laboratories	2.350	11-22-19		30,000	29,798
Abbott Laboratories	2.900	11-30-21		80,000	79,130
Avantor, Inc. (C)	6.000	10-01-24		75,000	76,125
Avantor, Inc. (C)	9.000	10-01-25		715,000	737,344
Becton, Dickinson and Company	2.404	06-05-20		90,000	88,519
Becton, Dickinson and Company	2.675	12-15-19		130,000	129,336
Becton, Dickinson and Company	3.020	05-24-25	GBP	100,000	131,548
Becton, Dickinson and Company	3.363	06-06-24		270,000	261,289
Becton, Dickinson and Company	3.700	06-06-27		805,000	770,834
Becton, Dickinson and Company	3.734	12-15-24		195,000	191,955
46	JOHN HANCOCK SPECTRUM INCOME FUND | ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Rate (%)	Maturity date	Par value^	Value
Health care (continued)
Health care equipment and supplies (continued)
Becton, Dickinson and Company	4.669	06-06-47	615,000	$606,986
Becton, Dickinson and Company (3 month LIBOR + 0.875%) (A)	3.209	12-29-20	35,000	35,068
Hill-Rom Holdings, Inc. (C)	5.750	09-01-23	125,000	128,750
Kinetic Concepts, Inc. (C)	12.500	11-01-21	445,000	487,275
Health care providers and services 0.9%
Anthem, Inc.	2.500	11-21-20	40,000	39,400
Anthem, Inc.	3.500	08-15-24	390,000	382,963
Anthem, Inc.	3.650	12-01-27	150,000	142,851
Anthem, Inc.	4.650	01-15-43	120,000	117,527
Catholic Health Initiatives	2.950	11-01-22	85,000	82,388
Centene Corp.	6.125	02-15-24	100,000	105,125
Cigna Corp.	3.050	10-15-27	79,000	71,315
Community Health Systems, Inc. (C)	8.625	01-15-24	445,000	463,913
CVS Health Corp.	3.125	03-09-20	55,000	55,024
CVS Health Corp.	3.350	03-09-21	95,000	95,024
CVS Health Corp.	3.700	03-09-23	745,000	742,974
CVS Health Corp.	4.100	03-25-25	215,000	215,245
CVS Health Corp. (3 month LIBOR + 0.630%) (A)	2.957	03-09-20	45,000	45,268
CVS Health Corp. (3 month LIBOR + 0.720%) (A)	3.047	03-09-21	45,000	45,387
DaVita, Inc.	5.000	05-01-25	425,000	402,688
DaVita, Inc.	5.125	07-15-24	425,000	409,751
Eagle Holding Company II LLC (7.625% Cash or 8.375% PIK) (C)	7.625	05-15-22	100,000	101,250
Express Scripts Holding Company	2.250	06-15-19	10,000	9,960
Express Scripts Holding Company	4.500	02-25-26	115,000	116,112
Express Scripts Holding Company (3 month LIBOR + 0.750%) (A)	3.065	11-30-20	95,000	95,157
HCA, Inc.	3.750	03-15-19	195,000	195,683
HCA, Inc.	6.500	02-15-20	50,000	51,900
Humana, Inc.	2.625	10-01-19	75,000	74,705
Humana, Inc.	3.850	10-01-24	160,000	160,045
Kaiser Foundation Hospitals	3.500	04-01-22	200,000	201,339
Medco Health Solutions, Inc.	4.125	09-15-20	60,000	60,808
MEDNAX, Inc. (C)	5.250	12-01-23	285,000	284,288
Molina Healthcare, Inc.	5.375	11-15-22	225,000	229,500
MPH Acquisition Holdings LLC (C)	7.125	06-01-24	230,000	238,050
Polaris Intermediate Corp. (8.500% Cash or 9.250% PIK) (C)	8.500	12-01-22	480,000	495,600
Surgery Center Holdings, Inc. (C)	8.875	04-15-21	225,000	234,281
Team Health Holdings, Inc. (C)	6.375	02-01-25	295,000	255,913
Tenet Healthcare Corp.	5.125	05-01-25	290,000	288,188
Tenet Healthcare Corp.	6.750	06-15-23	425,000	425,000
Tenet Healthcare Corp.	8.125	04-01-22	450,000	475,313
SEE NOTES TO FINANCIAL STATEMENTS	ANNUAL REPORT | JOHN HANCOCK SPECTRUM INCOME FUND	47

	Rate (%)	Maturity date		Par value^	Value
Health care (continued)
Health care providers and services (continued)
Universal Health Services, Inc. (C)	3.750	08-01-19		55,000	$55,000
WellCare Health Plans, Inc (C)	5.375	08-15-26		215,000	221,450
Health care technology 0.0%
Change Healthcare Holdings LLC (C)	5.750	03-01-25		260,000	254,150
Life sciences tools and services 0.1%
Life Technologies Corp.	6.000	03-01-20		490,000	509,090
PerkinElmer, Inc.	1.875	07-19-26	EUR	100,000	117,974
Pharmaceuticals 0.5%
Bausch Health Companies, Inc. (C)	5.500	11-01-25		195,000	194,513
Bausch Health Companies, Inc. (C)	6.500	03-15-22		50,000	51,750
Bausch Health Companies, Inc. (C)	7.000	03-15-24		774,000	816,570
Bausch Health Companies, Inc. (C)	9.000	12-15-25		410,000	433,575
Bausch Health Companies, Inc. (C)	9.250	04-01-26		240,000	254,587
Bayer US Finance II LLC (C)	3.875	12-15-23		760,000	759,897
Elanco Animal Health, Inc. (C)	3.912	08-27-21		30,000	30,087
Elanco Animal Health, Inc. (C)	4.272	08-28-23		170,000	170,712
Elanco Animal Health, Inc. (C)	4.900	08-28-28		160,000	161,218
Endo Finance LLC (C)	6.000	02-01-25		250,000	206,875
Endo Finance LLC (C)	7.250	01-15-22		225,000	216,000
Johnson & Johnson	1.950	11-10-20		35,000	34,439
Teva Pharmaceutical Finance Netherlands III BV	1.700	07-19-19		155,000	152,375
Teva Pharmaceutical Finance Netherlands III BV	2.200	07-21-21		5,000	4,675
Teva Pharmaceutical Finance Netherlands III BV	6.000	04-15-24		455,000	462,036
Industrials 2.3%					19,827,109
Aerospace and defense 0.3%
Bombardier, Inc. (C)	7.500	12-01-24		170,000	178,925
Bombardier, Inc. (C)	8.750	12-01-21		350,000	386,750
General Dynamics Corp. (3 month LIBOR + 0.290%) (A)	2.628	05-11-20		25,000	25,099
General Dynamics Corp. (3 month LIBOR + 0.380%) (A)	2.718	05-11-21		40,000	40,270
Northrop Grumman Corp.	2.080	10-15-20		115,000	112,635
Rockwell Collins, Inc.	1.950	07-15-19		30,000	29,763
StandardAero Aviation Holdings, Inc. (C)	10.000	07-15-23		885,000	953,588
TransDigm UK Holdings PLC (C)	6.875	05-15-26		200,000	205,214
Triumph Group, Inc.	4.875	04-01-21		63,000	60,323
Triumph Group, Inc.	5.250	06-01-22		15,000	14,063
Triumph Group, Inc.	7.750	08-15-25		205,000	199,106
United Technologies Corp. (3 month LIBOR + 0.650%) (A)	2.965	08-16-21		55,000	55,116
48	JOHN HANCOCK SPECTRUM INCOME FUND | ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Rate (%)	Maturity date		Par value^	Value
Industrials (continued)
Air freight and logistics 0.2%
Mexico City Airport Trust	3.875	04-30-28		400,000	$360,500
Mexico City Airport Trust (C)	5.500	07-31-47		200,000	177,486
Mexico City Airport Trust	5.500	07-31-47		600,000	532,458
Park-Ohio Industries, Inc.	6.625	04-15-27		85,000	86,913
Promontoria Holding 264 BV (C)	6.750	08-15-23	EUR	360,000	417,430
Airlines 0.5%
American Airlines 2013-1 Class B Pass Through Trust (C)	5.625	01-15-21		62,091	63,140
American Airlines 2014-1 Class B Pass Through Trust	4.375	04-01-24		27,900	27,830
American Airlines 2015-1 Class B Pass Through Trust	3.700	11-01-24		50,564	49,431
American Airlines 2016-1 Class AA Pass Through Trust	3.575	07-15-29		185,397	181,578
American Airlines 2016-2 Class A Pass Through Trust	3.650	12-15-29		221,280	214,221
American Airlines 2016-3 Class A Pass Through Trust	3.250	04-15-30		279,610	265,462
American Airlines 2016-3 Class B Pass Through Trust	3.750	04-15-27		105,139	101,396
American Airlines 2017-1 Class B Pass Through Trust	4.950	08-15-26		219,375	222,534
American Airlines 2017-2 Class A Pass Through Trust	3.600	04-15-31		260,000	250,250
American Airlines 2017-2 Class AA Pass Through Trust	3.350	04-15-31		100,000	96,060
American Airlines 2017-2 Class B Pass Through Trust	3.700	04-15-27		135,000	130,613
Azul Investments LLP (C)	5.875	10-26-24		200,000	171,400
Continental Airlines 2012-1 Class A Pass Through Trust	4.150	10-11-25		116,856	118,386
Delta Air Lines 2009-1 Class A Pass Through Trust	7.750	06-17-21		11,941	12,478
Delta Air Lines 2010-2 Class A Pass Through Trust	4.950	11-23-20		21,937	22,073
Delta Air Lines 2011-1 Class A Pass Through Trust	5.300	10-15-20		24,451	24,666
Delta Air Lines, Inc.	2.600	12-04-20		20,000	19,598
Delta Air Lines, Inc.	2.875	03-13-20		135,000	133,982
Delta Air Lines, Inc.	3.625	03-15-22		215,000	213,063
Delta Air Lines, Inc.	3.800	04-19-23		35,000	34,631
Delta Air Lines, Inc.	4.375	04-19-28		355,000	346,599
Emirates Airline	4.500	02-06-25		269,282	265,823
Southwest Airlines Company	2.750	11-06-19		110,000	109,700
United Airlines 2014-1 Class B Pass Through Trust	4.750	10-11-23		224,682	226,030
United Airlines 2014-2 Class B Pass Through Trust	4.625	03-03-24		347,987	350,144
SEE NOTES TO FINANCIAL STATEMENTS	ANNUAL REPORT | JOHN HANCOCK SPECTRUM INCOME FUND	49

	Rate (%)	Maturity date		Par value^	Value
Industrials (continued)
Airlines (continued)
US Airways 2012-2 Class A Pass Through Trust	4.625	12-03-26		167,984	$172,637
US Airways 2013-1 Class A Pass Through Trust	3.950	05-15-27		182,200	181,198
Building products 0.0%
Masonite International Corp. (C)	5.625	03-15-23		125,000	127,813
PGT Escrow Issuer, Inc. (C)	6.750	08-01-26		180,000	184,669
Commercial services and supplies 0.2%
Advanced Disposal Services, Inc. (C)	5.625	11-15-24		150,000	150,000
Brambles USA, Inc. (C)	4.125	10-23-25		90,000	89,898
Prime Security Services Borrower LLC (C)	9.250	05-15-23		932,000	998,452
Red de Carreteras de Occidente SAPIB de CV (C)	9.000	06-10-28	MXN	2,000,000	100,075
The ADT Corp.	6.250	10-15-21		50,000	52,750
TMS International Corp. (C)	7.250	08-15-25		310,000	312,325
Construction and engineering 0.3%
Brand Industrial Services, Inc. (C)	8.500	07-15-25		245,000	251,738
CCCI Treasure, Ltd. (3.500% to 4-21-20, then 5 Year CMT + 7.192%) (G)	3.500	04-21-20		200,000	197,553
CRCC Yupeng, Ltd. (3.950% to 8-1-19, then 5 Year CMT + 7.251%) (G)	3.950	08-01-19		200,000	200,023
Eastern Creation II Investment Holdings, Ltd.	2.750	09-26-20		645,000	631,029
Heathrow Funding, Ltd. (C)	4.875	07-15-23		720,000	750,774
Kissner Holdings LP (C)	8.375	12-01-22		452,000	459,910
Transurban Finance Company Pty, Ltd.	1.875	09-16-24	EUR	200,000	243,009
Transurban Finance Company Pty, Ltd. (C)	3.375	03-22-27		170,000	159,723
Transurban Finance Company Pty, Ltd. (C)	4.125	02-02-26		50,000	49,714
Electrical equipment 0.0%
Sensata Technologies UK Financing Company PLC (C)	6.250	02-15-26		400,000	420,500
Industrial conglomerates 0.1%
Axtel SAB de CV (C)	6.375	11-14-24		200,000	194,252
Honeywell International, Inc.	1.800	10-30-19		75,000	74,369
Hutchison Whampoa International 14, Ltd.	3.625	10-31-24		250,000	246,479
Roper Technologies, Inc.	2.050	10-01-18		120,000	119,948
Roper Technologies, Inc.	3.000	12-15-20		20,000	19,898
Sigma Alimentos SA de CV	4.125	05-02-26		230,000	219,650
Machinery 0.2%
Apex Tool Group LLC (C)	9.000	02-15-23		375,000	365,625
CNH Industrial Capital LLC	3.375	07-15-19		42,000	42,245
CNH Industrial Capital LLC	3.875	10-15-21		85,000	84,788
CNH Industrial Capital LLC	4.375	11-06-20		95,000	96,188
Fortive Corp.	1.800	06-15-19		10,000	9,905
Grinding Media, Inc. (C)	7.375	12-15-23		50,000	52,485
50	JOHN HANCOCK SPECTRUM INCOME FUND | ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Rate (%)	Maturity date		Par value^	Value
Industrials (continued)
Machinery (continued)
PACCAR Financial Corp	3.100	05-10-21		90,000	$89,868
SIG Combibloc Holdings SCA (C)	7.750	02-15-23	EUR	100,000	120,841
Stanley Black & Decker, Inc.	2.451	11-17-18		230,000	229,929
Titan International, Inc.	6.500	11-30-23		200,000	196,500
Welbilt, Inc.	9.500	02-15-24		75,000	82,125
Marine 0.0%
Pelabuhan Indonesia III Persero PT	4.875	10-01-24		200,000	200,500
Professional services 0.0%
Equifax, Inc.	2.300	06-01-21		20,000	19,309
Equifax, Inc.	3.600	08-15-21		50,000	49,920
Equifax, Inc. (3 month LIBOR + 0.870%) (A)	3.184	08-15-21		45,000	45,300
Road and rail 0.1%
Avis Budget Car Rental LLC (C)	6.375	04-01-24		70,000	69,650
ERAC USA Finance LLC (C)	2.350	10-15-19		20,000	19,845
ERAC USA Finance LLC (C)	2.800	11-01-18		20,000	20,004
Europcar Mobility Group	4.125	11-15-24	EUR	155,000	179,847
JB Hunt Transport Services, Inc.	2.400	03-15-19		45,000	44,882
Kansas City Southern	2.350	05-15-20		200,000	196,543
Penske Truck Leasing Company LP (C)	2.500	06-15-19		130,000	129,368
Penske Truck Leasing Company LP (C)	3.200	07-15-20		80,000	79,773
Union Pacific Corp.	3.200	06-08-21		90,000	90,209
Trading companies and distributors 0.3%
Air Lease Corp.	2.125	01-15-20		95,000	93,707
Air Lease Corp.	2.500	03-01-21		20,000	19,548
Air Lease Corp.	2.750	01-15-23		190,000	181,185
American Builders & Contractors Supply Company, Inc. (C)	5.875	05-15-26		265,000	265,318
Avolon Holdings Funding, Ltd. (C)	5.500	01-15-23		325,000	333,938
GATX Corp.	2.500	07-30-19		45,000	44,871
GATX Corp.	2.600	03-30-20		110,000	108,877
H&E Equipment Services, Inc.	5.625	09-01-25		275,000	273,020
International Lease Finance Corp.	6.250	05-15-19		10,000	10,221
Park Aerospace Holdings, Ltd. (C)	4.500	03-15-23		115,000	113,706
Park Aerospace Holdings, Ltd. (C)	5.250	08-15-22		130,000	132,438
SMBC Aviation Capital Finance DAC (C)	4.125	07-15-23		410,000	411,706
Univar USA, Inc. (C)	6.750	07-15-23		320,000	330,000
Transportation infrastructure 0.1%
Autoridad del Canal de Panama (C)	4.950	07-29-35		200,000	206,000
Autostrade per l'Italia SpA	4.375	09-16-25	EUR	70,000	86,340
Delhi International Airport, Ltd. (C)	6.125	10-31-26		200,000	201,319
Jasa Marga Persero Tbk PT (C)	7.500	12-11-20	IDR	3,200,000,000	204,205
Rumo Luxembourg Sarl (C)	7.375	02-09-24		200,000	199,948
SEE NOTES TO FINANCIAL STATEMENTS	ANNUAL REPORT | JOHN HANCOCK SPECTRUM INCOME FUND	51

	Rate (%)	Maturity date		Par value^	Value
Information technology 2.1%					$17,721,380
Communications equipment 0.1%
CommScope Technologies LLC (C)	6.000	06-15-25		555,000	574,425
Gogo Intermediate Holdings LLC (C)	12.500	07-01-22		102,000	111,180
Hughes Satellite Systems Corp.	6.625	08-01-26		355,000	339,913
ViaSat, Inc. (C)	5.625	09-15-25		180,000	169,200
Electronic equipment, instruments and components 0.3%
Arrow Electronics, Inc.	4.000	04-01-25		180,000	176,365
Avnet, Inc.	3.750	12-01-21		252,000	251,683
Avnet, Inc.	4.625	04-15-26		105,000	104,932
Avnet, Inc.	4.875	12-01-22		205,000	211,992
Keysight Technologies, Inc.	3.300	10-30-19		385,000	383,751
Keysight Technologies, Inc.	4.600	04-06-27		1,170,000	1,193,195
Internet software and services 0.7%
Alibaba Group Holding, Ltd.	2.500	11-28-19		200,000	198,993
Alibaba Group Holding, Ltd.	3.600	11-28-24		1,425,000	1,410,125
Alibaba Group Holding, Ltd.	4.000	12-06-37		300,000	280,734
Baidu, Inc.	2.750	06-09-19		200,000	199,340
Baidu, Inc.	2.875	07-06-22		310,000	299,668
Baidu, Inc.	3.875	09-29-23		970,000	966,915
Baidu, Inc.	4.375	03-29-28		395,000	392,694
eBay, Inc.	2.150	06-05-20		60,000	59,125
GTT Communications, Inc. (C)	7.875	12-31-24		175,000	165,375
Match Group, Inc.	6.375	06-01-24		190,000	202,113
Sabre GLBL, Inc. (C)	5.375	04-15-23		100,000	100,750
Tencent Holdings, Ltd. (C)	2.875	02-11-20		455,000	453,293
Tencent Holdings, Ltd.	3.800	02-11-25		325,000	320,303
Tencent Holdings, Ltd. (C)	3.925	01-19-38		295,000	272,479
Travelport Corporate Finance PLC (C)	6.000	03-15-26		190,000	193,325
VeriSign, Inc.	4.750	07-15-27		225,000	216,844
IT services 0.1%
Alliance Data Systems Corp.	5.250	11-15-23	EUR	100,000	120,997
Banff Merger Sub, Inc. (C)	9.750	09-01-26		130,000	130,325
DXC Technology Company	2.875	03-27-20		70,000	69,388
DXC Technology Company (3 month LIBOR + 0.950%) (A)	3.250	03-01-21		140,000	140,012
Fidelity National Information Services, Inc.	2.250	08-15-21		85,000	82,264
Fidelity National Information Services, Inc.	3.625	10-15-20		20,000	20,150
Gartner, Inc. (C)	5.125	04-01-25		100,000	101,250
Sixsigma Networks Mexico SA de CV (C)	7.500	05-02-25		200,000	196,100
Vantiv LLC (C)	4.375	11-15-25		200,000	190,500
Semiconductors and semiconductor equipment 0.4%
Broadcom Corp.	2.375	01-15-20		130,000	128,608
Broadcom Corp.	3.000	01-15-22		410,000	399,760
Broadcom Corp.	3.125	01-15-25		825,000	763,002
Broadcom Corp.	3.625	01-15-24		1,130,000	1,093,940
52	JOHN HANCOCK SPECTRUM INCOME FUND | ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Rate (%)	Maturity date		Par value^	Value
Information technology (continued)
Semiconductors and semiconductor equipment (continued)
Broadcom Corp.	3.875	01-15-27		195,000	$182,304
Microchip Technology, Inc. (C)	3.922	06-01-21		285,000	284,751
Microchip Technology, Inc. (C)	4.333	06-01-23		355,000	353,600
NXP BV (C)	4.625	06-01-23		300,000	304,500
Software 0.3%
Activision Blizzard, Inc.	4.500	06-15-47		373,000	363,682
AssuredPartners, Inc. (C)	7.000	08-15-25		300,000	294,000
Fair Isaac Corp. (C)	5.250	05-15-26		150,000	151,125
RP Crown Parent LLC (C)	7.375	10-15-24		150,000	154,830
Seagate HDD Cayman	3.750	11-15-18		60,000	60,114
Solera LLC (C)	10.500	03-01-24		909,000	997,628
Veritas US, Inc. (C)	7.500	02-01-23		200,000	192,000
Veritas US, Inc. (C)	10.500	02-01-24		360,000	309,600
Technology hardware, storage and peripherals 0.2%
Apple, Inc.	1.800	11-13-19		105,000	104,055
Apple, Inc.	3.050	07-31-29	GBP	100,000	140,625
Dell International LLC (C)	3.480	06-01-19		185,000	185,611
Harland Clarke Holdings Corp. (C)	6.875	03-01-20		150,000	147,000
Harland Clarke Holdings Corp. (C)	8.375	08-15-22		425,000	398,438
Harland Clarke Holdings Corp. (C)	9.250	03-01-21		170,000	154,700
Hewlett Packard Enterprise Company (C)	2.100	10-04-19		45,000	44,571
Hewlett Packard Enterprise Company	2.850	10-05-18		36,000	36,005
Xerox Corp.	2.750	03-15-19		90,000	89,914
Xerox Corp.	5.625	12-15-19		85,000	87,319
Materials 2.4%					20,368,025
Chemicals 0.6%
CNAC HK Finbridge Company, Ltd.	4.625	03-14-23		1,000,000	1,010,325
CVR Partners LP (C)	9.250	06-15-23		760,000	810,350
Equate Petrochemical BV	4.250	11-03-26		400,000	393,390
Koppers, Inc. (C)	6.000	02-15-25		75,000	75,375
Kraton Polymers LLC (C)	5.250	05-15-26	EUR	100,000	121,335
Kraton Polymers LLC (C)	7.000	04-15-25		190,000	195,938
LyondellBasell Industries NV	5.000	04-15-19		97,000	97,746
OCI NV (C)	6.625	04-15-23		255,000	263,576
Platform Specialty Products Corp. (C)	5.875	12-01-25		125,000	124,063
Platform Specialty Products Corp. (C)	6.500	02-01-22		200,000	204,500
PQ Corp. (C)	6.750	11-15-22		75,000	78,375
Solvay Finance America LLC (C)	4.450	12-03-25		420,000	427,901
Syngenta Finance NV (C)	3.933	04-23-21		310,000	310,750
Syngenta Finance NV (C)	4.441	04-24-23		400,000	401,114
Syngenta Finance NV (C)	5.676	04-24-48		275,000	253,030
The Sherwin-Williams Company	2.250	05-15-20		220,000	216,999
SEE NOTES TO FINANCIAL STATEMENTS	ANNUAL REPORT | JOHN HANCOCK SPECTRUM INCOME FUND	53

	Rate (%)	Maturity date		Par value^	Value
Materials (continued)
Construction materials 0.1%
Boral Finance Pty, Ltd. (C)	3.000	11-01-22		35,000	$33,823
Boral Finance Pty, Ltd. (C)	3.750	05-01-28		365,000	345,811
Cemex SAB de CV	7.750	04-16-26		200,000	217,500
Martin Marietta Materials, Inc.	4.250	07-02-24		140,000	142,009
Martin Marietta Materials, Inc. (3 month LIBOR + 0.500%) (A)	2.825	12-20-19		45,000	45,092
Martin Marietta Materials, Inc. (3 month LIBOR + 0.650%) (A)	2.960	05-22-20		25,000	25,101
New Enterprise Stone & Lime Company, Inc. (C)	6.250	03-15-26		120,000	122,100
Summit Materials LLC (C)	5.125	06-01-25		130,000	122,850
Vulcan Materials Company (3 month LIBOR + 0.600%) (A)	2.941	06-15-20		55,000	55,100
Vulcan Materials Company (3 month LIBOR + 0.650%) (A)	2.950	03-01-21		115,000	115,299
Containers and packaging 0.4%
ARD Finance SA (6.625% Cash or 7.375% PIK)	6.625	09-15-23	EUR	100,000	119,557
ARD Finance SA (7.125% Cash or 7.875% PIK)	7.125	09-15-23		825,000	836,344
Ardagh Packaging Finance PLC (C)	7.250	05-15-24		700,000	735,875
BWAY Holding Company (C)	7.250	04-15-25		565,000	550,875
Crown Cork & Seal Company, Inc.	7.375	12-15-26		100,000	109,000
Kleopatra Holdings 1 SCA (8.500% Cash or 9.250% PIK)	8.500	06-30-23	EUR	560,000	489,206
Packaging Corp. of America	2.450	12-15-20		40,000	39,316
Pactiv LLC	7.950	12-15-25		175,000	189,875
Reynolds Group Issuer, Inc.	5.750	10-15-20		24,228	24,258
Reynolds Group Issuer, Inc. (C)	7.000	07-15-24		420,000	426,720
Reynolds Group Issuer, Inc. (3 month LIBOR + 3.500%) (A)(C)	5.839	07-15-21		200,000	202,250
Metals and mining 1.1%
ABJA Investment Company Pte, Ltd.	5.450	01-24-28		200,000	178,618
AK Steel Corp.	6.375	10-15-25		295,000	274,350
AK Steel Corp.	7.500	07-15-23		15,000	15,675
Alcoa Nederland Holding BV (C)	7.000	09-30-26		200,000	215,750
Aleris International, Inc. (C)	10.750	07-15-23		120,000	127,800
Anglo American Capital PLC (C)	4.125	09-27-22		200,000	200,498
ArcelorMittal	5.250	08-05-20		80,000	82,418
ArcelorMittal	5.500	03-01-21		35,000	36,268
Arconic, Inc.	5.870	02-23-22		205,000	213,118
Arconic, Inc.	6.150	08-15-20		300,000	312,000
Big River Steel LLC (C)	7.250	09-01-25		135,000	141,417
Carpenter Technology Corp.	5.200	07-15-21		195,000	199,522
Constellium NV (C)	4.250	02-15-26	EUR	100,000	117,931
Constellium NV (C)	5.750	05-15-24		250,000	249,063
54	JOHN HANCOCK SPECTRUM INCOME FUND | ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Rate (%)	Maturity date		Par value^	Value
Materials (continued)
Metals and mining (continued)
Constellium NV (C)	6.625	03-01-25		1,000,000	$1,017,500
Corp. Nacional del Cobre de Chile (C)	3.625	08-01-27		200,000	190,400
First Quantum Minerals, Ltd. (C)	7.250	05-15-22		400,000	391,250
First Quantum Minerals, Ltd. (C)	7.250	04-01-23		200,000	195,500
FMG Resources August 2006 Pty, Ltd. (C)	4.750	05-15-22		150,000	147,195
FMG Resources August 2006 Pty, Ltd. (C)	5.125	03-15-23		185,000	180,838
FMG Resources August 2006 Pty, Ltd. (C)	5.125	05-15-24		330,000	319,275
Freeport-McMoRan, Inc.	5.400	11-14-34		680,000	627,939
Freeport-McMoRan, Inc.	5.450	03-15-43		535,000	477,274
Hudbay Minerals, Inc. (C)	7.250	01-15-23		225,000	228,938
Hudbay Minerals, Inc. (C)	7.625	01-15-25		550,000	558,938
Joseph T Ryerson & Son, Inc. (C)	11.000	05-15-22		810,000	893,025
New Gold, Inc. (C)	6.375	05-15-25		470,000	399,500
Nyrstar Netherlands Holdings BV	8.500	09-15-19	EUR	160,000	187,555
Press Metal Labuan, Ltd.	4.800	10-30-22		200,000	188,229
Southern Copper Corp.	5.375	04-16-20		20,000	20,693
Vale Overseas, Ltd.	4.375	01-11-22		295,000	296,534
Zekelman Industries, Inc. (C)	9.875	06-15-23		475,000	515,969
Paper and forest products 0.2%
Celulosa Arauco y Constitucion SA	3.875	11-02-27		510,000	480,043
Celulosa Arauco y Constitucion SA	4.500	08-01-24		200,000	201,602
Celulosa Arauco y Constitucion SA	5.500	11-02-47		315,000	308,546
Celulosa Arauco y Constitucion SA	7.250	07-29-19		60,000	61,907
Norbord, Inc. (C)	6.250	04-15-23		175,000	182,219
Real estate 1.5%					12,874,763
Equity real estate investment trusts 1.3%
Alexandria Real Estate Equities, Inc.	3.450	04-30-25		480,000	463,174
Alexandria Real Estate Equities, Inc.	3.900	06-15-23		145,000	146,377
Alexandria Real Estate Equities, Inc.	3.950	01-15-28		295,000	286,155
Alexandria Real Estate Equities, Inc.	4.000	01-15-24		100,000	100,988
American Campus Communities Operating Partnership LP	3.350	10-01-20		75,000	74,834
American Campus Communities Operating Partnership LP	3.625	11-15-27		255,000	241,987
American Campus Communities Operating Partnership LP	3.750	04-15-23		185,000	183,984
American Campus Communities Operating Partnership LP	4.125	07-01-24		245,000	245,170
Boston Properties LP	2.750	10-01-26		320,000	292,795
Boston Properties LP	3.650	02-01-26		140,000	136,843
Brixmor Operating Partnership LP	3.650	06-15-24		485,000	469,831
Brixmor Operating Partnership LP	3.850	02-01-25		330,000	320,591
Brixmor Operating Partnership LP	3.875	08-15-22		205,000	204,653
Brixmor Operating Partnership LP	3.900	03-15-27		375,000	359,196
SEE NOTES TO FINANCIAL STATEMENTS	ANNUAL REPORT | JOHN HANCOCK SPECTRUM INCOME FUND	55

	Rate (%)	Maturity date		Par value^	Value
Real estate (continued)
Equity real estate investment trusts (continued)
Brixmor Operating Partnership LP	4.125	06-15-26		360,000	$351,582
Crown Castle International Corp.	2.250	09-01-21		125,000	120,420
Crown Castle International Corp.	3.400	02-15-21		50,000	49,938
Crown Castle International Corp.	4.450	02-15-26		720,000	725,968
Crown Castle International Corp.	5.250	01-15-23		80,000	84,132
Crown Castle Towers LLC (C)	3.222	05-15-42		25,000	24,713
Crown Castle Towers LLC (C)	3.663	05-15-25		120,000	118,470
Crown Castle Towers LLC (C)	3.720	07-15-43		195,000	195,626
DCT Industrial Operating Partnership LP	4.500	10-15-23		215,000	228,932
Essex Portfolio LP	3.375	04-15-26		305,000	291,925
Essex Portfolio LP	3.625	05-01-27		155,000	149,736
HCP, Inc.	2.625	02-01-20		5,000	4,964
Highwoods Realty LP	3.625	01-15-23		165,000	162,213
Highwoods Realty LP	4.125	03-15-28		115,000	113,602
Inmobiliaria Colonial Socimi SA	2.728	06-05-23	EUR	200,000	249,201
Kilroy Realty LP	3.800	01-15-23		170,000	169,652
MPT Operating Partnership LP	5.000	10-15-27		405,000	396,900
MPT Operating Partnership LP	5.250	08-01-26		10,000	10,000
MPT Operating Partnership LP	6.375	03-01-24		225,000	237,218
Prologis LP	2.250	06-30-29	GBP	100,000	122,696
Rayonier AM Products, Inc. (C)	5.500	06-01-24		15,000	14,292
Regency Centers LP	3.600	02-01-27		115,000	110,585
Regency Centers LP	4.125	03-15-28		195,000	194,550
Societe Fonciere Lyonnaise SA	2.250	11-16-22	EUR	200,000	246,373
Ventas Realty LP	4.400	01-15-29		780,000	783,735
VEREIT Operating Partnership LP	3.000	02-06-19		191,000	190,964
VEREIT Operating Partnership LP	3.950	08-15-27		627,000	597,314
VEREIT Operating Partnership LP	4.600	02-06-24		245,000	247,129
VEREIT Operating Partnership LP	4.875	06-01-26		678,000	688,537
VICI Properties 1 LLC	8.000	10-15-23		165,490	182,866
WEA Finance LLC (C)	2.700	09-17-19		200,000	199,367
Real estate management and development 0.2%
Akelius Residential Property AB	1.750	02-07-25	EUR	100,000	114,504
China Overseas Finance Cayman VI, Ltd.	4.250	05-08-19		200,000	200,989
Five Point Operating Company LP (C)	7.875	11-15-25		175,000	177,188
IRSA Propiedades Comerciales SA (C)	8.750	03-23-23		265,000	251,090
Residomo SRO (C)	3.375	10-15-24	EUR	100,000	116,953
Sun Hung Kai Properties Capital Market, Ltd.	4.500	02-14-22		695,000	713,087
The Howard Hughes Corp. (C)	5.375	03-15-25		315,000	311,063
Yanlord Land HK Company, Ltd.	6.750	04-23-23		200,000	199,711
Telecommunication services 1.9%					15,998,395
Diversified telecommunication services 1.0%
AT&T, Inc.	2.300	03-11-19		110,000	109,789
56	JOHN HANCOCK SPECTRUM INCOME FUND | ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Rate (%)	Maturity date		Par value^	Value
Telecommunication services (continued)
Diversified telecommunication services (continued)
CenturyLink, Inc.	7.500	04-01-24		270,000	$288,900
Deutsche Telekom International Finance BV (C)	4.375	06-21-28		1,385,000	1,392,784
Frontier Communications Corp. (C)	8.500	04-01-26		135,000	127,008
Grain Spectrum Funding LLC (C)	4.000	10-10-18		505,000	505,019
GTP Acquisition Partners I LLC (C)	2.350	06-15-20		330,000	323,164
Intelsat Connect Finance SA (C)	9.500	02-15-23		305,000	303,994
Intelsat Jackson Holdings SA	7.500	04-01-21		280,000	281,750
Intelsat Jackson Holdings SA (C)	9.500	09-30-22		870,000	1,009,200
Intelsat Jackson Holdings SA (C)	9.750	07-15-25		395,000	418,206
Iridium Communications, Inc. (C)	10.250	04-15-23		360,000	388,800
Level 3 Financing, Inc.	5.250	03-15-26		125,000	122,513
Level 3 Financing, Inc.	5.375	05-01-25		125,000	123,438
Radiate Holdco LLC (C)	6.875	02-15-23		180,000	173,700
SmarTone Finance, Ltd.	3.875	04-08-23		200,000	196,942
Telecom Italia SpA	2.375	10-12-27	EUR	200,000	217,437
Telecom Italia SpA (C)	5.303	05-30-24		405,000	403,988
Telecom Italia SpA	5.875	05-19-23	GBP	50,000	71,368
Telefonica Emisiones SAU	4.710	01-20-20	EUR	100,000	123,704
Telesat Canada (C)	8.875	11-15-24		200,000	214,250
UPCB Finance IV, Ltd. (C)	5.375	01-15-25		200,000	197,520
Verizon Communications, Inc.	3.376	02-15-25		316,000	307,572
Verizon Communications, Inc.	5.150	09-15-23		170,000	182,283
West Corp. (C)	8.500	10-15-25		135,000	122,850
Zayo Group LLC (C)	5.750	01-15-27		120,000	120,300
Zayo Group LLC	6.375	05-15-25		625,000	653,125
Wireless telecommunication services 0.9%
America Movil SAB de CV	3.125	07-16-22		460,000	450,877
America Movil SAB de CV	5.000	03-30-20		200,000	204,845
CC Holdings GS V LLC	3.849	04-15-23		635,000	632,334
MTN Mauritius Investments, Ltd.	5.373	02-13-22		290,000	280,274
MTN Mauritius Investments, Ltd.	6.500	10-13-26		500,000	486,044
Oztel Holdings SPC, Ltd. (C)	6.625	04-24-28		200,000	195,759
SBA Tower Trust (C)	2.898	10-11-44		265,000	263,063
SBA Tower Trust (C)	3.156	10-10-45		360,000	357,300
SBA Tower Trust (C)	3.168	04-09-47		295,000	289,807
SBA Tower Trust (C)	3.448	03-15-23		635,000	630,311
SBA Tower Trust (C)	3.869	10-15-49		550,000	552,139
SK Telecom Company, Ltd. (C)	3.750	04-16-23		420,000	419,240
Sprint Corp.	7.250	09-15-21		295,000	309,290
Sprint Corp.	7.625	03-01-26		321,000	337,101
Sprint Corp.	7.875	09-15-23		90,000	96,863
T-Mobile USA, Inc.	4.750	02-01-28		106,000	99,831
T-Mobile USA, Inc.	6.500	01-15-26		568,000	600,484
SEE NOTES TO FINANCIAL STATEMENTS	ANNUAL REPORT | JOHN HANCOCK SPECTRUM INCOME FUND	57

	Rate (%)	Maturity date		Par value^	Value
Telecommunication services (continued)
Wireless telecommunication services (continued)
Vodafone Group PLC	4.125	05-30-25		415,000	$414,098
Vodafone Group PLC	4.375	05-30-28		235,000	233,007
Vodafone Group PLC	5.000	05-30-38		770,000	766,124
Utilities 2.1%					17,739,493
Electric utilities 1.5%
American Transmission Systems, Inc. (C)	5.000	09-01-44		100,000	107,930
Ausgrid Finance Pty, Ltd. (C)	3.850	05-01-23		450,000	450,427
Ausgrid Finance Pty, Ltd. (C)	4.350	08-01-28		155,000	156,044
Comision Federal de Electricidad (C)	4.875	01-15-24		200,000	203,500
DPL, Inc.	7.250	10-15-21		400,000	433,000
Duke Energy Corp.	3.550	09-15-21		30,000	30,320
Eastern Power Networks PLC	5.750	03-08-24	GBP	30,000	45,837
EDP Finance BV (C)	4.900	10-01-19		100,000	101,279
Empresas Publicas de Medellin ESP	7.625	09-10-24	COP	153,000,000	48,218
Enel Americas SA	4.000	10-25-26		300,000	286,179
Enel Chile SA	4.875	06-12-28		380,000	389,500
Enel Finance International NV (C)	2.750	04-06-23		380,000	359,493
Enel Finance International NV (C)	3.625	05-25-27		615,000	565,840
Enel Finance International NV (C)	4.750	05-25-47		200,000	191,379
Enel Finance International NV	5.625	08-14-24	GBP	50,000	75,077
Eskom Holdings SOC, Ltd.	5.750	01-26-21		200,000	191,076
Eskom Holdings SOC, Ltd. (C)	6.350	08-10-28		600,000	599,856
Eskom Holdings SOC, Ltd.	6.750	08-06-23		200,000	190,450
Eskom Holdings SOC, Ltd.	7.125	02-11-25		1,900,000	1,798,882
Eskom Holdings SOC, Ltd. (C)	8.450	08-10-28		435,000	434,427
Exelon Generation Company LLC	2.950	01-15-20		105,000	104,617
Exelon Generation Company LLC	5.200	10-01-19		5,000	5,112
FirstEnergy Corp.	2.850	07-15-22		70,000	68,065
FirstEnergy Corp.	3.900	07-15-27		735,000	721,807
FirstEnergy Transmission LLC (C)	4.350	01-15-25		195,000	198,473
Huaneng Hong Kong Capital, Ltd. (3.600% to 10-30-22, then 5 Year CMT + 6.596%) (G)	3.600	10-30-22		305,000	279,135
Israel Electric Corp., Ltd. (C)	4.250	08-14-28		400,000	384,064
Mississippi Power Company (3 month LIBOR + 0.650%) (A)	2.987	03-27-20		30,000	30,009
NextEra Energy Capital Holdings, Inc.	1.649	09-01-18		30,000	30,000
NextEra Energy Capital Holdings, Inc.	2.300	04-01-19		30,000	29,932
NextEra Energy Capital Holdings, Inc. (3 month LIBOR + 0.550%) (A)	2.861	08-28-21		95,000	94,973
Pampa Energia SA (C)	7.500	01-24-27		150,000	119,250
Pennsylvania Electric Company	6.150	10-01-38		180,000	215,972
Perusahaan Listrik Negara PT	4.125	05-15-27		200,000	188,683
Perusahaan Listrik Negara PT (C)	5.450	05-21-28		300,000	309,982
PNM Resources, Inc.	3.250	03-09-21		65,000	64,584
58	JOHN HANCOCK SPECTRUM INCOME FUND | ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Rate (%)	Maturity date		Par value^	Value
Utilities (continued)
Electric utilities (continued)
San Diego Gas & Electric Company	1.914	02-01-22		32,500	$31,783
State Grid Overseas Investment 2016, Ltd. (C)	1.375	05-02-25	EUR	200,000	230,347
State Grid Overseas Investment 2016, Ltd. (C)	2.250	05-04-20		220,000	215,981
State Grid Overseas Investment 2016, Ltd. (C)	2.750	05-04-22		1,425,000	1,383,978
State Grid Overseas Investment 2016, Ltd.	2.875	05-18-26		200,000	185,235
State Grid Overseas Investment 2016, Ltd.	4.000	05-04-47		400,000	383,884
The Southern Company	1.850	07-01-19		100,000	99,286
The Southern Company	2.350	07-01-21		20,000	19,403
Vistra Operations Company LLC (C)	5.500	09-01-26		372,000	378,622
Gas utilities 0.1%
ENN Energy Holdings, Ltd.	3.250	10-23-19		200,000	198,449
Perusahaan Gas Negara Persero Tbk	5.125	05-16-24		200,000	202,629
Perusahaan Gas Negara Persero Tbk	5.125	05-16-24		200,000	202,629
Independent power and renewable electricity producers 0.3%
NRG Energy, Inc. (C)	5.750	01-15-28		195,000	196,950
NRG Energy, Inc.	6.625	01-15-27		540,000	564,975
NRG Energy, Inc.	7.250	05-15-26		965,000	1,042,200
TerraForm Power Operating LLC (C)	4.250	01-31-23		75,000	73,125
TerraForm Power Operating LLC (C)	5.000	01-31-28		115,000	107,669
TerraForm Power Operating LLC (C)	6.125	03-01-26		310,000	299,925
The AES Corp.	5.125	09-01-27		230,000	232,300
The AES Corp.	6.000	05-15-26		200,000	211,500
Vistra Energy Corp. (C)	8.000	01-15-25		60,000	66,000
Vistra Energy Corp. (C)	8.125	01-30-26		210,000	234,150
Multi-utilities 0.2%
Cometa Energia SA de CV (C)	6.375	04-24-35		200,000	195,500
Dominion Energy, Inc. (C)	1.500	09-30-18		50,000	49,970
Dominion Energy, Inc.	1.875	01-15-19		25,000	24,935
Dominion Energy, Inc.	2.579	07-01-20		30,000	29,588
Dominion Energy, Inc.	2.962	07-01-19		140,000	140,145
E.ON SE	1.625	05-22-29	EUR	100,000	117,037
NiSource, Inc.	4.375	05-15-47		273,000	269,493
Sempra Energy	1.625	10-07-19		35,000	34,447
Sempra Energy	3.250	06-15-27		72,000	67,299
Sempra Energy	3.400	02-01-28		145,000	136,257
Sempra Energy	3.800	02-01-38		130,000	119,379
Sempra Energy	4.000	02-01-48		465,000	420,995

Sempra Energy (3 month LIBOR + 0.500%) (A)	2.839	01-15-21		70,000	70,056
SEE NOTES TO FINANCIAL STATEMENTS	ANNUAL REPORT | JOHN HANCOCK SPECTRUM INCOME FUND	59

	Rate (%)	Maturity date		Par value^	Value

Convertible bonds 0.1%					$692,536
(Cost $711,705)
Consumer discretionary 0.1%					382,594
Hotels, restaurants and leisure 0.0%
Caesars Entertainment Corp.	5.000	10-01-24		66,780	108,891
Internet and direct marketing retail 0.1%
Ctrip.com International, Ltd.	1.250	09-15-22		280,000	273,703
Financials 0.0%					179,039
Insurance 0.0%
AXA SA (C)	7.250	05-15-21		159,000	179,039
Industrials 0.0%					27,402
Electrical equipment 0.0%
Tesla Energy Operations, Inc.	1.625	11-01-19		30,000	27,402
Materials 0.0%					103,501
Metals and mining 0.0%

Nyrstar NV	5.000	07-11-22	EUR	100,000	103,501
Municipal bonds 0.3%					$2,969,403
(Cost $2,824,004)
Chicago Metropolitan Water Reclamation District (Illinois)	5.720	12-01-38		165,000	202,036
Chicago O'Hare International Airport (Illinois)	6.395	01-01-40		150,000	197,055
City of New York (New York)	6.271	12-01-37		115,000	148,084
Commonwealth of Puerto Rico, Series A (E)	8.000	07-01-35		375,000	203,438
Denver City & County School District No. 1 (Colorado)	4.242	12-15-37		130,000	133,886
District of Columbia	5.591	12-01-34		40,000	46,659
East Bay Municipal Utility District (California)	5.874	06-01-40		135,000	171,582
Florida Hurricane Catastrophe Fund Finance Corp., Series A	2.995	07-01-20		265,000	265,217
Florida State Board of Administration Finance Corp.	2.163	07-01-19		170,000	169,357
JobsOhio Beverage System	4.532	01-01-35		125,000	134,663
Los Angeles Department of Airports (California)	7.053	05-15-40		185,000	260,998
Maryland State Transportation Authority	5.888	07-01-43		125,000	159,713
Metropolitan Transportation Authority (New York)	7.336	11-15-39		55,000	80,469
Port Authority of New York & New Jersey	4.458	10-01-62		340,000	361,488
South Carolina State Public Service Authority	4.322	12-01-27		260,000	264,633
State of Oregon	5.892	06-01-27		60,000	69,662
60	JOHN HANCOCK SPECTRUM INCOME FUND | ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Rate (%)	Maturity date	Par value^	Value

University of California	4.131	05-15-45	60,000	$60,664

Virginia Commonwealth Transportation Board	5.350	05-15-35	35,000	39,799
Term loans (H) 7.7%				$64,899,014
(Cost $65,042,895)
Consumer discretionary 1.6%				13,732,772
Auto components 0.2%
American Axle & Manufacturing, Inc. (1 and 2 month LIBOR + 2.250%)	4.373	04-06-24	165,750	165,584
Autokiniton US Holdings, Inc. (1 month LIBOR + 4.000%)	6.066	05-22-25	60,000	60,525
Innovative XCessories & Services LLC (1 month LIBOR + 4.750%)	6.820	11-29-22	79,585	79,287
TI Group Automotive Systems LLC (1 month LIBOR + 2.500%)	4.576	06-30-22	99,730	99,605
Truck Hero, Inc. (1 month LIBOR + 3.750%)	5.816	04-21-24	594,186	594,632
Truck Hero, Inc. (1 month LIBOR + 8.250%)	10.316	04-21-25	470,000	472,350
Automobiles 0.0%
CH Hold Corp. (1 month LIBOR + 3.000%)	5.076	02-01-24	98,173	98,480
CH Hold Corp. (1 month LIBOR + 7.250%)	9.326	02-01-25	220,000	222,200
Diversified consumer services 0.1%
Laureate Education, Inc. (1 month LIBOR + 3.500%)	5.576	04-26-24	375,269	375,678
SRS Distribution, Inc. (3 month LIBOR + 3.250%)	5.442	05-23-25	95,000	92,761
Weight Watchers International, Inc. (1 and 3 month LIBOR + 4.750%)	7.049	11-29-24	624,000	630,633
Hotels, restaurants and leisure 0.3%
Boyd Gaming Corp. (1 week LIBOR + 2.250%)	4.207	09-15-23	86,599	86,993
Caesars Resort Collection LLC (1 month LIBOR + 2.750%)	4.826	12-22-24	337,976	338,926
CCM Merger, Inc. (1 month LIBOR + 2.750%)	4.826	08-08-21	139,643	140,166
CityCenter Holdings LLC (I)	TBD	04-18-24	145,000	144,932
Equinox Holdings, Inc. (1 month LIBOR + 3.000%)	5.076	03-08-24	49,377	49,574
Equinox Holdings, Inc. (1 month LIBOR + 7.000%)	9.076	09-06-24	95,000	97,079
Fogo De Chao, Inc. (1 month LIBOR + 4.500%)	6.576	04-07-25	55,000	55,138
Four Seasons Hotels, Ltd. (1 month LIBOR + 2.000%)	4.076	11-30-23	172,375	172,222
Global Business Travel Holdings, Ltd. (3 month LIBOR + 2.500%)	4.838	07-20-25	55,000	55,206
Golden Nugget, Inc. (1 month LIBOR + 2.750%)	4.823	10-04-23	127,124	127,442
SEE NOTES TO FINANCIAL STATEMENTS	ANNUAL REPORT | JOHN HANCOCK SPECTRUM INCOME FUND	61

	Rate (%)	Maturity date	Par value^	Value
Consumer discretionary (continued)
Hotels, restaurants and leisure (continued)
IRB Holding Corp. (3 month LIBOR + 3.250%)	5.322	02-05-25	69,825	$70,125
KFC Holding Company (1 month LIBOR + 1.750%)	3.828	04-03-25	96,395	96,254
Kingpin Intermediate Holdings LLC (1 month LIBOR + 3.500%)	5.580	07-03-24	94,050	94,598
K-MAC Holdings Corp. (1 month LIBOR + 3.250%)	5.328	03-14-25	29,925	29,962
K-MAC Holdings Corp. (1 month LIBOR + 6.750%)	8.828	03-16-26	25,000	25,141
Life Time Fitness, Inc. (1 and 3 month LIBOR + 2.750%)	5.063	06-10-22	164,967	164,865
Marriott Ownership Resorts, Inc. (I)	TBD	08-09-25	55,000	55,069
New Red Finance, Inc. (I)	TBD	02-16-24	120,000	119,926
Playa Resorts Holding BV (1 month LIBOR + 2.750%)	4.830	04-29-24	128,701	127,575
Scientific Games International, Inc. (1 month LIBOR + 2.750%)	4.826	08-14-24	292,964	292,073
Stars Group Holdings BV (3 month LIBOR + 3.500%)	5.832	07-10-25	195,000	196,449
Station Casinos LLC (I)	TBD	06-08-23	80,000	105,191
Tacala Investment Corp. (1 month LIBOR + 3.250%)	5.326	01-31-25	39,900	39,991
Tacala Investment Corp. (1 month LIBOR + 7.000%)	9.076	01-30-26	75,000	75,891
Leisure products 0.0%
MND Holdings III Corp. (3 month LIBOR + 3.500%)	5.835	06-19-24	84,150	84,676
SRAM LLC (2 month LIBOR + 2.750% and Prime rate + 1.750%)	4.947	03-15-24	165,164	165,577
Media 0.7%
ABG Intermediate Holdings 2 LLC (1 month LIBOR + 3.500%)	5.576	09-26-24	221,365	221,641
ABG Intermediate Holdings 2 LLC (1 month LIBOR + 3.500%)	5.576	09-29-24	27,804	27,839
Advantage Sales & Marketing, Inc. (1 month LIBOR + 3.250%)	5.326	07-23-21	96,250	89,693
Altice Financing SA (1 month LIBOR + 2.750%)	4.814	07-15-25	265,625	256,992
Altice France SA (1 month LIBOR + 2.750%)	4.825	07-31-25	94,760	89,690
Altice France SA (3 month LIBOR + 4.000%)	6.067	08-14-26	75,000	72,897
Altice US Finance I Corp. (1 month LIBOR + 2.250%)	4.326	07-28-25	431,913	431,015
Charter Communications Operating LLC (1 month LIBOR + 2.000%)	4.080	04-30-25	149,250	149,250
Creative Artists Agency LLC (1 month LIBOR + 3.000%)	5.064	02-15-24	68,954	69,040
62	JOHN HANCOCK SPECTRUM INCOME FUND | ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Rate (%)	Maturity date	Par value^	Value
Consumer discretionary (continued)
Media (continued)
CSC Holdings LLC (1 month LIBOR + 2.250%)	4.314	07-17-25	577,041	$574,467
CSC Holdings LLC (1 month LIBOR + 2.500%)	4.564	01-25-26	154,613	154,651
Formula One Management, Ltd. (1 month LIBOR + 2.500%)	4.576	02-01-24	788,171	781,866
Hoya Midco LLC (1 month LIBOR + 3.500%)	5.576	06-30-24	327,000	324,276
iHeartCommunications, Inc. (E)	0.000	01-30-19	900,000	669,753
iHeartCommunications, Inc. (E)	0.000	07-30-19	85,000	63,192
JD Power & Associates (1 month LIBOR + 4.250%)	6.326	09-07-23	122,813	123,504
Lions Gate Capital Holdings LLC (1 month LIBOR + 2.250%)	4.315	03-24-25	124,688	124,532
Meredith Corp. (1 month LIBOR + 3.000%)	5.076	01-31-25	51,807	51,922
Mission Broadcasting, Inc. (3 month LIBOR + 2.500%)	4.582	01-17-24	14,054	14,101
NEP/NCP Holdco, Inc. (1 month LIBOR + 3.250%)	5.326	07-21-22	194,089	193,604
NEP/NCP Holdco, Inc. (1 month LIBOR + 7.000%)	9.068	01-23-23	18,046	18,092
Nexstar Broadcasting, Inc. (3 month LIBOR + 2.500%)	4.582	01-17-24	103,228	103,572
Telenet Financing USD LLC (1 month LIBOR + 2.250%)	4.313	08-15-26	45,000	44,425
Townsquare Media, Inc. (1 month LIBOR + 3.000%)	5.076	04-01-22	134,173	134,173
Unitymedia Finance LLC (1 month LIBOR + 2.000%)	4.063	06-01-23	75,000	74,875
Univision Communications, Inc. (1 month LIBOR + 2.750%)	4.826	03-15-24	275,775	264,468
VFH Parent LLC (3 month LIBOR + 3.250%)	5.586	12-30-21	57,881	58,315
Virgin Media Bristol LLC (1 month LIBOR + 2.500%)	4.563	01-15-26	145,000	144,901
WideOpenWest Finance LLC (1 month LIBOR + 3.250%)	5.310	08-18-23	250,944	244,169
Multiline retail 0.0%
BJ's Wholesale Club, Inc. (1 month LIBOR + 3.000%)	5.068	02-03-24	146,326	146,509
Specialty retail 0.3%
Academy, Ltd. (1 and 3 month LIBOR + 4.000%)	6.082	07-01-22	406,366	333,728
Bass Pro Group LLC (1 month LIBOR + 5.000%)	7.076	09-25-24	327,525	330,800
Harbor Freight Tools USA, Inc. (1 month LIBOR + 2.500%)	4.576	08-18-23	144,841	144,619
SEE NOTES TO FINANCIAL STATEMENTS	ANNUAL REPORT | JOHN HANCOCK SPECTRUM INCOME FUND	63

	Rate (%)	Maturity date	Par value^	Value
Consumer discretionary (continued)
Specialty retail (continued)
Jo-Ann Stores LLC (1 month LIBOR + 9.250%)	11.320	05-21-24	350,000	$345,625
Jo-Ann Stores LLC (3 month LIBOR + 5.000%)	7.348	10-20-23	766,073	766,709
KAR Auction Services, Inc. (1 month LIBOR + 2.500%)	4.625	03-09-23	95,693	95,972
Textiles, apparel and luxury goods 0.0%
SIWF Holdings, Inc. (1 month LIBOR + 4.250%)	6.314	06-15-25	95,000	95,119
Consumer staples 0.3%				2,304,494
Beverages 0.0%
Sunshine Investments BV (3 month LIBOR + 3.250%)	5.564	03-28-25	200,000	199,000
Food and staples retailing 0.1%
Albertson's LLC (3 month LIBOR + 3.000%)	5.337	12-21-22	294,901	294,011
Food products 0.1%
Atkins Nutritionals Holdings, Inc. (3 month LIBOR + 3.500%)	5.844	07-07-24	138,950	140,166
Chobani LLC (1 month LIBOR + 3.500%)	5.576	10-10-23	97,317	92,299
Hostess Brands LLC (1 month LIBOR + 2.250%)	4.326	08-03-22	116,534	116,097
Post Holdings, Inc. (1 month LIBOR + 2.000%)	4.070	05-24-24	183,374	183,163
Shearer's Foods LLC (1 month LIBOR + 6.750%)	8.826	06-30-22	165,000	155,100
Sigma US Corp. (1 month LIBOR + 3.000%)	5.082	07-02-25	220,000	219,314
Household products 0.1%
Diamond BC BV (1 month LIBOR + 3.000%)	5.076	09-06-24	417,900	408,322
Reynolds Group Holdings, Inc. (1 month LIBOR + 2.750%)	4.826	02-05-23	292,874	293,712
Personal products 0.0%
Albea Beauty Holdings SA (3 month LIBOR + 2.750%)	5.445	04-22-24	84,788	83,834
Anastasia Parent LLC (I)	TBD	08-02-25	120,000	119,476
Energy 0.3%				2,765,222
Energy equipment and services 0.0%
EFS Cogen Holdings I LLC (3 month LIBOR + 3.250%)	5.590	06-28-23	198,904	198,345
Thermon Holding Corp. (3 month LIBOR + 3.750%)	5.832	10-24-24	71,600	71,869
Oil, gas and consumable fuels 0.3%
BCP Raptor LLC (1 month LIBOR + 4.250%)	6.326	06-24-24	717,376	694,061
64	JOHN HANCOCK SPECTRUM INCOME FUND | ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Rate (%)	Maturity date	Par value^	Value
Energy (continued)
Oil, gas and consumable fuels (continued)
Brazos Delaware II LLC (1 month LIBOR + 4.000%)	6.078	05-21-25	250,000	$247,578
California Resources Corp. (1 month LIBOR + 10.375%)	12.440	12-31-21	85,000	93,979
California Resources Corp. (1 month LIBOR + 4.750%)	6.816	12-31-22	75,000	76,031
Chesapeake Energy Corp. (1 month LIBOR + 7.500%)	9.576	08-23-21	200,000	208,536
Consolidated Energy Finance SA (1 month LIBOR + 2.500%)	4.572	05-07-25	145,000	144,819
Eastern Power LLC (1 month LIBOR + 3.750%)	5.826	10-02-23	192,357	192,062
EMG Utica LLC (3 and 6 month LIBOR + 3.750%)	6.251	03-27-20	91,017	91,434
Granite Acquisition, Inc. (3 month LIBOR + 3.500%)	5.835	12-19-21	4,798	4,827
Granite Acquisition, Inc. (3 month LIBOR + 3.500%)	5.838	12-19-21	115,289	115,989
Lucid Energy Group II Borrower LLC (1 month LIBOR + 3.000%)	5.078	02-17-25	204,488	201,165
Oxbow Carbon LLC (1 month LIBOR + 3.500%)	5.826	01-04-23	53,625	53,927
Oxbow Carbon LLC (1 month LIBOR + 7.500%)	9.576	01-04-24	40,000	40,600
Vine Oil & Gas LP (1 month LIBOR + 6.875%)	8.470	12-12-21	330,000	330,000
Financials 1.1%				9,108,424
Banks 0.0%
Freedom Mortgage Corp. (3 month LIBOR + 4.750%)	6.815	02-23-22	63,121	63,489
Capital markets 0.2%
Aretec Group, Inc. (I)	TBD	08-15-25	145,000	145,363
Capital Automotive LP (1 month LIBOR + 6.000%)	8.080	03-24-25	285,237	290,941
Clipper Acquisitions Corp. (1 month LIBOR + 1.750%)	3.831	12-27-24	59,700	59,663
EIG Management Company LLC (3 month LIBOR + 3.750%)	6.060	02-22-25	54,863	55,182
Focus Financial Partners LLC (1 month LIBOR + 2.500%)	4.576	07-03-24	89,343	89,455
GGP Nimbus LP (I)	TBD	05-04-25	155,000	153,924
HarbourVest Partners LP (1 month LIBOR + 2.250%)	4.313	03-01-25	132,139	131,933
The Edelman Financial Center LLC (3 month LIBOR + 3.250%)	5.592	07-21-25	150,000	150,704
The Edelman Financial Center LLC (3 month LIBOR + 6.750%)	9.092	07-20-26	120,000	122,700
SEE NOTES TO FINANCIAL STATEMENTS	ANNUAL REPORT | JOHN HANCOCK SPECTRUM INCOME FUND	65

	Rate (%)	Maturity date	Par value^	Value
Financials (continued)
Capital markets (continued)
Virtus Investment Partners, Inc. (1 month LIBOR + 2.500%)	4.582	06-01-24	96,511	$96,753
Diversified financial services 0.1%
AlixPartners LLP (1 month LIBOR + 2.750%)	4.826	04-04-24	143,586	143,975
Bronco Midstream Funding LLC (3 month LIBOR + 3.500%)	5.570	08-14-23	8,431	8,470
Dakota Holding Corp. (3 month LIBOR + 3.250%)	5.585	02-13-25	204,488	204,786
NFP Corp. (1 month LIBOR + 3.000%)	5.076	01-08-24	123,249	123,095
Phoenix Services Merger Sub LLC (1 month LIBOR + 3.750%)	5.831	03-01-25	137,655	138,113
Russell Investments US Institutional Holdco, Inc. (1 month LIBOR + 3.250%)	5.326	06-01-23	29,548	29,548
Sam BidCo SAS (3 month LIBOR + 3.500%)	5.835	12-13-24	50,000	49,438
UFC Holdings LLC (1 month LIBOR + 3.250%)	5.330	08-18-23	191,938	192,623
UFC Holdings LLC (1 month LIBOR + 7.500%)	9.576	08-18-24	195,000	196,950
Insurance 0.8%
Acrisure LLC (3 month LIBOR + 4.250%)	6.593	11-22-23	513,792	514,948
Alliant Holdings Intermediate LLC (1 month LIBOR + 3.000%)	5.068	05-09-25	195,438	195,360
AmWINS Group, Inc. (1 month LIBOR + 2.750%)	4.827	01-25-24	74,937	75,030
Asurion LLC (1 month LIBOR + 3.000%)	5.076	08-04-22	1,109,448	1,114,762
Asurion LLC (1 month LIBOR + 3.000%)	5.076	11-03-23	511,165	512,627
Asurion LLC (1 month LIBOR + 3.000%)	5.076	11-03-24	380,000	380,950
Asurion LLC (1 month LIBOR + 6.500%)	8.576	08-04-25	3,295,000	3,388,347
Genworth Holdings, Inc. (1 month LIBOR + 4.500%)	6.568	03-07-23	59,850	61,160
HUB International, Ltd. (3 month LIBOR + 3.000%)	5.335	04-25-25	300,000	299,607
USI, Inc. (3 month LIBOR + 3.000%)	5.335	05-16-24	118,876	118,528
Health care 0.8%				6,714,390
Health care equipment and supplies 0.1%
Auris Luxembourg III Sarl (I)	TBD	07-20-25	335,000	337,234
Avantor, Inc. (1 month LIBOR + 4.000%)	6.076	11-21-24	94,887	95,938
Exactech, Inc. (1 month LIBOR + 3.750%)	5.826	02-14-25	49,875	49,937
Kinetic Concepts, Inc. (3 month LIBOR + 3.250%)	5.585	02-02-24	123,192	123,566
WW Medical & Healthcare Holdings Corp. (1 month LIBOR + 3.750%)	5.826	01-23-25	54,863	55,045
WW Medical & Healthcare Holdings Corp. (1 month LIBOR + 8.000%)	10.076	01-23-26	25,000	25,125
66	JOHN HANCOCK SPECTRUM INCOME FUND | ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Rate (%)	Maturity date		Par value^	Value
Health care (continued)
Health care providers and services 0.4%
ATI Holdings Acquisition, Inc. (1 month LIBOR + 3.500%)	5.568	05-10-23		98,000	$97,817
Aveanna Healthcare LLC (1 month LIBOR + 4.250%)	6.326	03-18-24		128,375	123,882
Catalent Pharma Solutions, Inc. (1 month LIBOR + 2.250%)	4.326	05-20-24		44,601	44,726
CHG Healthcare Services, Inc. (1 and 3 month LIBOR + 3.000%)	5.247	06-07-23		71,497	71,631
Elsan SAS (1 month EURIBOR + 3.750%)	3.750	10-31-22	EUR	25,000	29,142
Envision Healthcare Corp. (1 month LIBOR + 3.000%)	5.080	12-01-23		129,901	129,738
ExamWorks Group, Inc. (1 month LIBOR + 3.250%)	5.326	07-27-23		171,950	172,863
Explorer Holdings, Inc. (3 month LIBOR + 3.750%)	6.085	05-02-23		49,495	49,742
Gentiva Health Services, Inc. (3 month LIBOR + 3.750%)	6.125	07-02-25		90,000	90,563
HCA, Inc. (1 month LIBOR + 2.000%)	4.076	03-13-25		24,938	25,062
Midwest Physician Administrative Services LLC (1 month LIBOR + 2.750%)	4.815	08-15-24		89,551	88,152
Midwest Physician Administrative Services LLC (1 month LIBOR + 7.000%)	9.078	08-15-25		105,000	105,000
MPH Acquisition Holdings LLC (3 month LIBOR + 2.750%)	5.085	06-07-23		648,351	647,722
NVA Holdings, Inc. (1 month LIBOR + 2.750%)	4.826	02-02-25		234,500	233,475
Onex Schumacher Finance LP (1 month LIBOR + 4.000%)	6.076	07-31-22		71,595	71,953
PharMerica Corp. (1 month LIBOR + 3.500%)	5.568	12-06-24		294,263	295,919
PharMerica Corp. (1 month LIBOR + 7.750%)	9.818	12-07-25		125,000	124,531
Surgery Center Holdings, Inc. (3 month LIBOR + 3.250%)	5.570	09-02-24		99,250	99,084
U.S. Anesthesia Partners, Inc. (1 month LIBOR + 3.000%)	5.076	06-23-24		104,074	104,248
US Renal Care, Inc. (3 month LIBOR + 4.250%)	6.585	12-31-22		75,382	73,309
US Renal Care, Inc. (3 month LIBOR + 8.000%)	10.337	12-31-23		50,000	48,500
Wink Holdco, Inc. (1 month LIBOR + 3.000%)	5.076	12-02-24		199,000	198,403
Wink Holdco, Inc. (1 month LIBOR + 6.750%)	8.830	11-03-25		200,000	198,666
Health care technology 0.1%
Change Healthcare Holdings LLC (1 month LIBOR + 2.750%)	4.826	03-01-24		683,882	684,074
SEE NOTES TO FINANCIAL STATEMENTS	ANNUAL REPORT | JOHN HANCOCK SPECTRUM INCOME FUND	67

	Rate (%)	Maturity date	Par value^	Value
Health care (continued)
Health care technology (continued)
Press Ganey Holdings, Inc. (1 month LIBOR + 2.750%)	4.826	10-23-23	518,654	$519,463
Press Ganey Holdings, Inc. (1 month LIBOR + 6.500%)	8.576	10-21-24	116,255	117,417
Life sciences tools and services 0.1%
Albany Molecular Research, Inc. (1 month LIBOR + 3.250%)	5.326	08-30-24	29,775	29,738
Albany Molecular Research, Inc. (1 month LIBOR + 7.000%)	9.076	08-30-25	96,429	96,369
Jaguar Holding Company II (1 month LIBOR + 2.500%)	4.576	08-18-22	218,767	218,544
PAREXEL International Corp. (1 month LIBOR + 2.750%)	4.826	09-27-24	193,538	193,392
Pharmaceuticals 0.1%
Amneal Pharmaceuticals LLC (1 month LIBOR + 3.500%)	5.625	05-04-25	409,905	412,467
Bausch Health Companies, Inc. (1 month LIBOR + 3.000%)	5.082	06-01-25	363,975	365,125
Endo International PLC (1 month LIBOR + 4.250%)	6.375	04-29-24	94,050	94,520
Genoa Healthcare LLC (1 month LIBOR + 3.250%)	5.326	10-28-23	171,951	172,308
Industrials 0.6%				5,460,589
Aerospace and defense 0.1%
Maxar Technologies, Ltd. (1 month LIBOR + 2.750%)	4.830	10-04-24	94,000	91,768
StandardAero Aviation Holdings, Inc. (1 month LIBOR + 3.750%)	5.830	07-07-22	760,026	761,454
Building products 0.0%
CHI Doors Holdings Corp. (1 month LIBOR + 3.250%)	5.326	07-29-22	338,631	338,736
Commercial services and supplies 0.1%
Allied Universal Holdco LLC (1 month LIBOR + 3.750%)	5.826	07-28-22	145,000	142,825
Brightview Landscapes LLC (I)	TBD	08-15-25	190,000	190,095
Gopher Resource LLC (1 month LIBOR + 3.250%)	5.326	03-06-25	39,900	40,100
Prime Security Services Borrower LLC (1 month LIBOR + 2.750%)	4.826	05-02-22	202,085	202,499
Wrangler Buyer Corp. (1 month LIBOR + 2.750%)	4.826	09-27-24	294,237	295,561
Construction and engineering 0.1%
Brand Industrial Services, Inc. (3 month LIBOR + 4.250%)	6.596	06-21-24	317,273	318,726
Pike Corp. (1 month LIBOR + 3.500%)	5.580	03-23-25	110,246	110,963
USIC Holdings, Inc. (1 month LIBOR + 3.250%)	5.326	12-08-23	98,820	99,253
68	JOHN HANCOCK SPECTRUM INCOME FUND | ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Rate (%)	Maturity date	Par value^	Value
Industrials (continued)
Electrical equipment 0.1%
Brookfield WEC Holdings, Inc. (1 month LIBOR + 3.750%)	5.826	08-01-25	325,000	$326,706
Brookfield WEC Holdings, Inc. (1 month LIBOR + 6.750%)	8.826	08-03-26	65,000	65,894
Machinery 0.2%
Apex Tool Group LLC (1 month LIBOR + 3.750%)	5.826	02-01-22	152,085	152,330
Columbus McKinnon Corp. (3 month LIBOR + 2.500%)	4.835	01-31-24	57,488	57,560
Filtration Group Corp. (1 month LIBOR + 3.000%)	5.076	03-29-25	538,750	540,436
Gardner Denver, Inc. (1 month LIBOR + 2.750%)	4.826	07-30-24	357,455	358,416
Gates Global LLC (3 month LIBOR + 2.750%)	5.085	04-01-24	123,442	124,001
Global Brass & Copper, Inc. (1 month LIBOR + 2.500%)	4.625	05-29-25	122,813	123,120
Milacron LLC (1 month LIBOR + 2.500%)	4.576	09-28-23	104,742	104,350
Navistar, Inc. (1 month LIBOR + 3.500%)	5.580	11-06-24	99,500	99,707
Titan Acquisition, Ltd. (1 month LIBOR + 3.000%)	5.076	03-28-25	124,500	117,831
Welbilt, Inc. (1 month LIBOR + 2.750%)	4.826	03-03-23	154,184	154,570
Professional services 0.0%
Institutional Shareholder Services, Inc. (3 month LIBOR + 3.750%)	6.071	10-16-24	10,391	10,404
Institutional Shareholder Services, Inc. (3 month LIBOR + 3.750%)	6.088	10-16-24	114,010	114,153
Trans Union LLC (1 month LIBOR + 2.000%)	4.076	06-19-25	240,000	240,751
Trading companies and distributors 0.0%
Beacon Roofing Supply, Inc. (1 month LIBOR + 2.250%)	4.322	01-02-25	94,813	94,280
GYP Holdings III Corp. (1 month LIBOR + 2.750%)	4.826	06-01-25	49,875	49,408
Univar USA, Inc. (1 month LIBOR + 2.250%)	4.326	07-01-24	134,420	134,692
Information technology 1.9%				15,650,589
Electronic equipment, instruments and components 0.0%
Robertshaw US Holding Corp. (1 month LIBOR + 3.500%)	5.625	02-28-25	49,875	49,408
VeriFone Systems, Inc. (3 month LIBOR + 4.000%)	6.323	08-20-25	130,000	130,163
Internet software and services 0.7%
Ancestry.com Operations, Inc. (1 month LIBOR + 3.250%)	5.330	10-19-23	1,086,852	1,087,123
SEE NOTES TO FINANCIAL STATEMENTS	ANNUAL REPORT | JOHN HANCOCK SPECTRUM INCOME FUND	69

	Rate (%)	Maturity date		Par value^	Value
Information technology (continued)
Internet software and services (continued)
EIG Investors Corp. (1 and 3 month LIBOR + 3.750%)	6.061	02-09-23		559,024	$561,120
Go Daddy Operating Company LLC (1 month LIBOR + 2.250%)	4.326	02-15-24		117,303	117,596
GTT Communications, Inc. (1 month LIBOR + 2.750%)	4.830	05-31-25		190,000	186,156
Hyland Software, Inc. (1 month LIBOR + 3.250%)	5.326	07-01-22		206,931	208,017
Hyland Software, Inc. (1 month LIBOR + 7.000%)	9.076	07-07-25		100,000	101,094
Marketo, Inc. (3 month LIBOR + 3.250%)	5.594	02-07-25		105,000	104,475
Match Group, Inc. (1 month LIBOR + 2.500%)	4.578	11-16-22		109,375	109,922
MH Sub I LLC (1 month LIBOR + 3.750%)	5.828	09-13-24		252,913	253,861
MH Sub I LLC (1 month LIBOR + 7.500%)	9.578	09-15-25		105,000	106,050
Sabre GLBL, Inc. (1 month LIBOR + 2.000%)	4.076	02-22-24		113,284	113,390
Sedgwick Claims Management Services, Inc. (1 and 3 month LIBOR + 5.750%)	7.880	02-28-22		550,000	551,375
Sedgwick Claims Management Services, Inc. (1 month LIBOR + 2.750%)	4.826	03-01-21		72,433	72,252
TierPoint LLC (1 month LIBOR + 3.750%)	5.826	05-06-24		75,603	74,658
Uber Technologies, Inc. (1 month LIBOR + 3.500%)	5.568	07-13-23		1,613,663	1,619,311
Uber Technologies, Inc. (1 month LIBOR + 4.000%)	6.081	04-04-25		775,000	779,844
IT services 0.2%
Altran Technologies SA (3 month EURIBOR + 2.750%)	2.750	03-20-25	EUR	29,362	33,915
Altran Technologies SA (3 month LIBOR + 2.250%)	4.575	03-20-25		24,938	24,850
Banff Merger Sub, Inc. (I)	TBD	09-01-25		120,000	120,036
First Data Corp. (1 month LIBOR + 2.000%)	4.066	07-08-22		224,227	224,074
First Data Corp. (1 month LIBOR + 2.000%)	4.066	04-26-24		703,585	702,375
Peak 10 Holding Corp. (3 month LIBOR + 3.500%)	5.835	08-01-24		272,938	267,342
Peak 10 Holding Corp. (3 month LIBOR + 7.250%)	9.594	08-01-25		50,000	49,000
Travelport Finance Luxembourg Sarl (3 month LIBOR + 2.500%)	4.814	03-17-25		124,330	124,189
Semiconductors and semiconductor equipment 0.0%
Microchip Technology, Inc. (1 month LIBOR + 2.000%)	4.080	05-29-25		195,000	194,635
Software 0.9%
Applied Systems, Inc. (3 month LIBOR + 3.000%)	5.335	09-19-24		169,363	169,926
70	JOHN HANCOCK SPECTRUM INCOME FUND | ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Rate (%)	Maturity date		Par value^	Value
Information technology (continued)
Software (continued)
Applied Systems, Inc. (3 month LIBOR + 7.000%)	9.335	09-19-25		70,000	$71,750
Ascend Learning LLC (1 month LIBOR + 3.000%)	5.076	07-12-24		243,463	242,854
AssuredPartners, Inc. (1 month LIBOR + 3.250%)	5.326	10-22-24		261,300	261,038
AutoData, Inc. (3 month LIBOR + 3.250%)	5.358	12-13-24		99,750	99,999
AutoData, Inc. (3 month LIBOR + 7.250%)	9.358	12-12-25		25,000	25,188
Canyon Valor Companies, Inc. (3 month EURIBOR + 3.500%)	3.500	06-20-23	EUR	39,700	46,139
Canyon Valor Companies, Inc. (3 month LIBOR + 3.250%)	5.585	06-16-23		209,907	210,485
Cypress Intermediate Holdings III, Inc. (1 month LIBOR + 3.000%)	5.080	04-27-24		153,450	153,211
Cypress Intermediate Holdings III, Inc. (1 month LIBOR + 6.750%)	8.826	04-27-25		255,000	256,403
Dynatrace Intermediate LLC (I)	TBD	08-22-25		55,000	55,161
Information Resources, Inc. (3 month LIBOR + 4.250%)	6.568	01-18-24		246,875	248,006
Information Resources, Inc. (3 month LIBOR + 8.250%)	10.568	01-20-25		50,000	50,313
Kronos, Inc. (2 and 3 month LIBOR + 3.000%)	5.343	11-01-23		1,462,356	1,465,280
Kronos, Inc. (3 month LIBOR + 8.250%)	10.594	11-01-24		880,000	898,330
MA FinanceCo LLC (1 month LIBOR + 2.500%)	4.576	06-21-24		12,833	12,801
Renaissance Holdings Corp. (3 month LIBOR + 3.250%)	5.585	05-30-25		170,000	169,363
Renaissance Holdings Corp. (3 month LIBOR + 7.000%)	9.335	05-29-26		100,000	99,583
SCS Holdings I, Inc. (1 month LIBOR + 4.250%)	6.326	10-30-22		112,821	113,174
Seattle SpinCo, Inc. (1 month LIBOR + 2.500%)	4.576	06-21-24		86,667	86,450
SolarWinds Holdings, Inc. (1 month LIBOR + 3.000%)	5.076	02-05-24		318,400	319,346
Solera LLC (1 month LIBOR + 2.750%)	4.826	03-03-23		268,390	268,055
SS&C European Holdings Sarl (1 month LIBOR + 2.250%)	4.326	04-16-25		248,331	248,455
SS&C Technologies, Inc. (I)	TBD	04-16-25		355,000	355,075
SS&C Technologies, Inc. (1 month LIBOR + 2.250%)	4.326	04-16-25		638,383	638,702
Trader Corp. (1 month LIBOR + 3.000%)	5.065	09-28-23		96,217	96,277
Veritas US, Inc. (1 and 3 month LIBOR + 4.500%)	6.641	01-27-23		346,647	327,952
Technology hardware, storage and peripherals 0.1%
Cologix, Inc. (1 month LIBOR + 3.000%)	5.065	03-20-24		292,160	291,614
Cologix, Inc. (1 month LIBOR + 7.000%)	9.075	03-20-25		250,000	250,235
SEE NOTES TO FINANCIAL STATEMENTS	ANNUAL REPORT | JOHN HANCOCK SPECTRUM INCOME FUND	71

	Rate (%)	Maturity date	Par value^	Value
Information technology (continued)
Technology hardware, storage and peripherals (continued)
Harland Clarke Holdings Corp. (3 month LIBOR + 4.750%)	7.085	11-03-23	162,971	$153,193
Materials 0.6%				4,797,272
Chemicals 0.2%
ASP Chromaflo Dutch I BV (1 month LIBOR + 3.500%)	5.576	11-18-23	69,600	70,035
ASP Chromaflo Intermediate Holdings, Inc. (1 month LIBOR + 3.500%)	5.576	11-18-23	53,525	53,860
ASP Chromaflo Intermediate Holdings, Inc. (1 month LIBOR + 8.000%)	10.076	11-14-24	75,000	74,719
Cyanco Intermediate Corp. (1 month LIBOR + 3.500%)	8.470	03-16-25	54,863	55,188
Encapsys LLC (1 month LIBOR + 3.250%)	5.326	11-07-24	229,650	230,082
Encapsys LLC (1 month LIBOR + 7.500%)	9.576	11-07-25	170,000	170,425
HB Fuller Company (3 month LIBOR + 2.000%)	4.078	10-20-24	257,192	256,484
Kraton Polymers LLC (1 month LIBOR + 2.500%)	4.576	03-05-25	38,973	39,103
MacDermid, Inc. (1 month LIBOR + 2.500%)	4.579	06-07-20	323,570	324,227
MacDermid, Inc. (1 month LIBOR + 3.000%)	5.076	06-07-23	118,812	119,130
MedPlast Holdings, Inc. (3 month LIBOR + 3.750%)	6.088	07-02-25	95,000	95,713
Minerals Technologies, Inc. (3 month LIBOR + 4.750%)	4.750	05-09-21	100,000	100,000
New Arclin US Holding Corp. (3 month LIBOR + 3.500%)	5.835	02-14-24	44,663	44,886
PQ Corp. (1 month LIBOR + 2.500%)	4.576	02-08-25	265,424	265,567
Spectrum Holdings III Corp. (1 month LIBOR + 7.000%)	9.076	01-31-26	25,000	24,938
Construction materials 0.0%
Quikrete Holdings, Inc. (1 month LIBOR + 2.750%)	4.826	11-15-23	96,154	96,034
Containers and packaging 0.2%
BWAY Holding Company (3 month LIBOR + 3.250%)	5.582	04-03-24	583,952	581,447
Charter NEX US, Inc. (1 month LIBOR + 3.000%)	5.076	05-16-24	138,600	138,288
Consolidated Container Company LLC (1 month LIBOR + 2.750%)	4.826	05-22-24	34,738	34,764
Kloeckner Pentaplast of America, Inc. (1 month LIBOR + 4.250%)	6.326	06-30-22	255,208	246,914
KPEX Holdings, Inc. (1 month LIBOR + 3.250%)	5.326	01-31-25	22,693	22,594
LTI Holdings, Inc. (I)	TBD	08-10-25	95,000	95,238
LTI Holdings, Inc. (I)	TBD	08-10-26	25,000	24,906
72	JOHN HANCOCK SPECTRUM INCOME FUND | ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Rate (%)	Maturity date	Par value^	Value
Materials (continued)
Containers and packaging (continued)
NPC International, Inc. (1 month LIBOR + 3.500%)	5.576	04-19-24	39,600	$39,823
Proampac PG Borrower LLC (1 and 3 month LIBOR + 3.500%)	5.735	11-18-23	172,748	171,885
Metals and mining 0.2%
Aleris International, Inc. (1 month LIBOR + 4.750%)	6.826	02-27-23	595,000	602,997
Big River Steel LLC (3 month LIBOR + 5.000%)	7.335	08-23-23	293,099	297,496
Zekelman Industries, Inc. (3 month LIBOR + 2.250%)	4.582	06-14-21	520,852	520,529
Real estate 0.0%				212,987
Equity real estate investment trusts 0.0%
iStar, Inc. (1 month LIBOR + 2.750%)	4.829	06-28-23	70,000	69,913
VICI Properties 1 LLC (1 month LIBOR + 2.000%)	4.067	12-20-24	143,182	143,074
Telecommunication services 0.3%				2,886,422
Diversified telecommunication services 0.3%
CenturyLink, Inc. (1 month LIBOR + 2.750%)	4.826	01-31-25	402,975	398,139
Cyxtera DC Holdings, Inc. (3 month LIBOR + 3.000%)	5.090	05-01-24	193,050	194,015
Cyxtera DC Holdings, Inc. (3 month LIBOR + 7.250%)	9.340	05-01-25	85,000	84,929
Intelsat Jackson Holdings SA (1 month LIBOR + 3.750%)	5.815	11-27-23	353,704	305,013
Intelsat Jackson Holdings SA (1 month LIBOR + 4.500%)	6.565	01-02-24	220,000	230,542
Intelsat Jackson Holdings SA (1 month LIBOR + 6.625%)	6.625	01-02-24	495,000	528,483
Level 3 Parent LLC (1 month LIBOR + 2.250%)	4.317	02-22-24	370,000	370,359
Radiate Holdco LLC (1 month LIBOR + 3.000%)	5.076	02-01-24	217,569	216,210
Telesat Canada (3 month LIBOR + 2.500%)	4.840	11-17-23	170,000	170,107
West Corp. (1 month LIBOR + 4.000%)	6.076	10-10-24	74,538	74,188
Zayo Group LLC (1 month LIBOR + 2.250%)	4.326	01-19-24	160,843	161,374
Wireless telecommunication services 0.0%
Sprint Communications, Inc. (1 month LIBOR + 2.500%)	4.625	02-02-24	153,063	153,063
Utilities 0.2%				1,265,853
Electric utilities 0.1%
Exgen Renewables IV LLC (3 month LIBOR + 3.000%)	5.320	11-28-24	289,306	290,030
SEE NOTES TO FINANCIAL STATEMENTS	ANNUAL REPORT | JOHN HANCOCK SPECTRUM INCOME FUND	73

	Rate (%)	Maturity date	Par value^	Value
Utilities (continued)
Electric utilities (continued)
Helix Gen Funding LLC (1 month LIBOR + 3.750%)	5.826	06-02-24	36,023	$34,600
Vistra Operations Company LLC (1 month LIBOR + 2.000%)	4.065	12-31-25	145,000	144,638
Vistra Operations Company LLC (1 month LIBOR + 2.000%)	4.076	08-04-23	333,805	333,144
Vistra Operations Company LLC (1 month LIBOR + 2.250%)	4.326	12-14-23	98,500	98,467
Independent power and renewable electricity producers 0.1%
Calpine Corp. (3 month LIBOR + 2.500%)	4.840	01-15-23	146,989	147,172
Calpine Corp. (3 month LIBOR + 2.500%)	4.840	01-15-24	157,964	158,102

TerraForm Power Operating LLC (1 month LIBOR + 2.000%)	4.076	11-08-22	59,700	59,700
Collateralized mortgage obligations 3.4%				$28,869,067
(Cost $28,895,617)
Commercial and residential 2.4%				20,155,371
225 Liberty Street Trust Series 2016-225L, Class A (C)	3.597	02-10-36	100,000	99,558
280 Park Avenue Mortgage Trust
Series 2015-280P, Class A (1 month LIBOR + 0.880%) (A)(C)	2.943	09-15-34	300,000	300,468
Series 2015-280P, Class B (1 month LIBOR + 1.080%) (A)(C)	3.143	09-15-34	120,000	120,000
Ashford Hospitality Trust
Series 2018-ASHF, Class A (1 month LIBOR + 0.900%) (A)(C)	2.963	04-15-35	116,296	116,912
Series 2018-ASHF, Class C (1 month LIBOR + 1.400%) (A)(C)	3.463	04-15-35	70,000	69,968
Series 2018-ASHF,Class B (1 month LIBOR + 1.250%) (A)(C)	3.313	04-15-35	140,000	139,869
Atrium Hotel Portfolio Trust
Series 2017-ATRM, Class A (1 month LIBOR + 0.930%) (A)(C)	2.993	12-15-36	335,000	335,106
Series 2017-ATRM, Class B (1 month LIBOR + 1.500%) (A)(C)	3.563	12-15-36	125,000	125,040
Aventura Mall Trust Series 2018-AVM, Class A (C)(J)	4.112	07-05-40	485,000	501,098
BANK
Series 2017-BNK5, Class A5	3.390	06-15-60	370,000	362,964
Series 2017-BNK5, Class B (J)	3.896	06-15-60	95,000	93,423
Series 2017-BNK5, Class D (C)(J)	3.078	06-15-60	100,000	80,780
BBCCRE Trust Series 2015-GTP, Class C (C)(J)	4.700	08-10-33	280,000	284,369
BX Trust
Series 2017-IMC, Class B (1 month LIBOR + 1.400%) (A)(C)	3.463	10-15-32	100,000	100,124
Series 2017-IMC, Class D (1 month LIBOR + 2.250%) (A)(C)	4.313	10-15-32	340,000	341,273
74	JOHN HANCOCK SPECTRUM INCOME FUND | ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Rate (%)	Maturity date	Par value^	Value
Commercial and residential (continued)
BXP Trust Series 2017-GM, Class C (C)(J)	3.539	06-13-39	200,000	$190,393
CD Mortgage Trust
Series 2016-CD2, Class D (J)	2.914	11-10-49	90,000	73,271
Series 2017-CD6, Class A5	3.456	11-13-50	140,000	138,062
Citigroup Commercial Mortgage Trust
Series 2014-GC21, Class AS	4.026	05-10-47	365,000	368,688
Series 2015-GC27, Class A1	1.353	02-10-48	10,356	10,312
Series 2015-GC27, Class AS	3.571	02-10-48	60,000	59,414
Series 2015-GC33, Class AS	4.114	09-10-58	50,000	50,842
Series 2016-P3, Class A3	3.063	04-15-49	120,000	116,040
Series 2018-B2, Class A4	4.009	03-10-51	55,000	56,355
CLNS Trust Series 2017-IKPR, Class A (1 month LIBOR + 0.800%) (A)(C)	2.867	06-11-32	100,000	100,031
COLT Mortgage Loan Trust
Series 2017-1, Class A1 (C)(J)	2.614	05-27-47	43,259	43,079
Series 2017-1, Class A3 (C)(J)	3.074	05-27-47	43,259	43,150
Series 2017-2, Class A1A (C)(J)	2.415	10-25-47	59,376	58,963
Series 2017-2, Class A2A (C)(J)	2.568	10-25-47	56,549	56,181
Series 2017-2, Class A3A (C)(J)	2.773	10-25-47	56,549	56,183
Series 2018-1, Class A1 (C)(J)	2.930	02-25-48	173,031	172,240
Series 2018-1, Class A2 (C)(J)	2.981	02-25-48	70,625	70,290
Series 2018-2, Class A1 (C)(J)	3.470	07-27-48	124,644	124,630
Commercial Mortgage Trust (Cantor Fitzgerald/Deutsche Bank AG)
Series 2013-CR12, Class A4	4.046	10-10-46	255,000	263,130
Series 2014-CR21, Class A1	1.494	12-10-47	7,797	7,753
Series 2014-CR21, Class A3	3.528	12-10-47	465,000	466,521
Series 2014-UBS6, Class C (J)	4.612	12-10-47	110,000	107,196
Series 2015-CR22, Class A1	1.569	03-10-48	18,253	18,161
Series 2015-CR24, Class A1	1.652	08-10-48	10,306	10,279
Series 2015-CR24, Class A5	3.696	08-10-48	20,000	20,188
Series 2015-CR25, Class B (J)	4.696	08-10-48	430,000	443,331
Series 2015-CR26, Class A4	3.630	10-10-48	530,000	531,259
Series 2015-CR26, Class B (J)	4.642	10-10-48	225,000	230,304
Series 2015-LC23, Class A2	3.221	10-10-48	480,000	481,043
Series 2015-LC23, Class AM (J)	4.158	10-10-48	475,000	486,711
Commercial Mortgage Trust (Deutsche Bank AG) Series 2014-TWC, Class A (1 month LIBOR + 0.850%) (A)(C)	2.921	02-13-32	280,000	280,176
Commercial Mortgage Trust (Deutsche Bank AG/Jefferies & Company) Series 2015-PC1, Class B (J)	4.588	07-10-50	100,000	100,582
Credit Suisse Commercial Mortgage Trust
Series 2015-GLPB, Class A (C)	3.639	11-15-34	185,000	187,505
Series 2015-GLPB, Class B (C)(J)	3.938	11-15-34	190,000	190,929
CSAIL Commercial Mortgage Trust
Series 2015-C1, Class A1	1.684	04-15-50	18,276	18,154
SEE NOTES TO FINANCIAL STATEMENTS	ANNUAL REPORT | JOHN HANCOCK SPECTRUM INCOME FUND	75

	Rate (%)	Maturity date	Par value^	Value
Commercial and residential (continued)
Series 2015-C2, Class A1	1.454	06-15-57	48,147	$47,937
Series 2015-C3, Class A4	3.718	08-15-48	215,000	216,668
Series 2016-C6, Class A5	3.090	01-15-49	90,000	86,779
Series 2016-C7, Class AS (J)	3.958	11-15-49	140,000	140,777
Deephaven Residential Mortgage Trust
Series 2017-3A, Class A1 (C)(J)	2.577	10-25-47	65,851	65,403
Series 2018-1A, Class A1 (C)(J)	2.976	12-25-57	157,963	156,832
Series 2018-2A, Class A1 (C)(J)	3.479	04-25-58	434,310	433,814
Eleven Madison Mortgage Trust Series 2015-11MD, Class A (C)(J)	3.673	09-10-35	200,000	200,309
Flagstar Mortgage Trust Series 2017-2, Class B1 (C)(J)	4.139	10-25-47	142,617	142,080
Galton Funding Mortgage Trust
Series 2018-1, Class A23 (C)(J)	3.500	11-25-57	246,236	242,443
Series 2018-1, Class A33 (C)(J)	3.500	11-25-57	82,079	80,344
Great Wolf Trust
Series 2017, Class A (1 month LIBOR + 0.850%) (A)(C)	3.063	09-15-34	450,000	450,135
Series 2017, Class B (1 month LIBOR + 1.100%) (A)(C)	3.263	09-15-34	190,000	190,117
GS Mortgage Securities Trust
Series 2014-GC24, Class A1	1.509	09-10-47	32,118	31,971
Series 2014-GC26, Class A5	3.629	11-10-47	95,000	95,631
Series 2015-GC28, Class A1	1.528	02-10-48	31,564	31,332
Series 2015-GC34, Class AS	3.911	10-10-48	55,000	55,007
Series 2016-GS3, Class A1	1.429	10-10-49	13,702	13,411
GS Mortgage-Backed Securities Trust Series 2014-EB1A, Class 2A1 (C)(J)	2.460	07-25-44	69,805	68,278
Hilton Orlando Trust Series 2018-ORL, Class A (1 month LIBOR + 0.770%) (A)(C)	2.833	12-15-34	215,000	214,862
Homeward Opportunities Fund I Trust Series 2018-1, Class A1 (C)(J)	3.766	06-25-48	100,000	99,991
Hospitality Mortgage Trust Series 2017-HIT, Class A (1 month LIBOR + 0.850%) (A)(C)	2.933	05-08-30	200,000	200,187
InTown Hotel Portfolio Trust
Series 2018-STAY, Class B (1 month LIBOR + 1.050%) (A)(C)	3.113	01-15-33	100,000	99,967
Series 2018-STAY, Class C (1 month LIBOR + 1.250%) (A)(C)	3.313	01-15-33	100,000	100,061
JPMBB Commercial Mortgage Securities Trust
Series 2014-C22, Class A4	3.801	09-15-47	85,000	86,497
Series 2014-C26, Class A1	1.596	01-15-48	27,414	27,322
Series 2015-C27, Class A1	1.414	02-15-48	19,866	19,735
Series 2015-C28, Class A1	1.445	10-15-48	29,662	29,580
Series 2015-C30, Class A5	3.822	07-15-48	275,000	279,521
Series 2016-C4, Class AS	3.385	12-15-49	285,000	276,612
76	JOHN HANCOCK SPECTRUM INCOME FUND | ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Rate (%)	Maturity date	Par value^	Value
Commercial and residential (continued)
JPMCC Commercial Mortgage Securities Trust Series 2017-JP5, Class AS (J)	3.876	03-15-50	345,000	$345,599
JPMDB Commercial Mortgage Securities Trust Series 2017-C5, Class C (J)	4.512	03-15-50	145,000	145,880
JPMorgan Chase Commercial Mortgage Securities Trust
Series 2014-C20, Class A1	1.268	07-15-47	4,204	4,196
Series 2016-JP2, Class AS	3.055	08-15-49	135,000	128,505
Series 2016-JP3, Class A1	1.462	08-15-49	13,499	13,202
Series 2016-JP3, Class B (J)	3.397	08-15-49	90,000	86,138
Series 2018-WPT, Class AFX (C)	4.247	07-05-23	65,000	67,138
MetLife Securitization Trust Series 2017-1A, Class A (C)(J)	3.000	04-25-55	86,632	84,676
Morgan Stanley Bank of America Merrill Lynch Trust
Series 2014-C16, Class A1	1.294	06-15-47	3,966	3,959
Series 2014-C19, Class A1	1.573	12-15-47	25,778	25,640
Series 2015-C22, Class A4	3.306	04-15-48	95,000	93,666
Series 2015-C24, Class A4	3.732	05-15-48	105,000	105,966
Series 2015-C24, Class B (J)	4.495	05-15-48	60,000	60,797
Series 2016-C28, Class C (J)	4.746	01-15-49	460,000	461,980
Series 2016-C29, Class A4	3.325	05-15-49	45,000	44,102
Series 2016-C30, Class A1	1.389	09-15-49	22,161	21,618
Morgan Stanley Capital I Trust
Series 2015-MS1, Class AS (J)	4.165	05-15-48	20,000	20,374
Series 2017-CLS, Class B (1 month LIBOR + 0.850%) (A)(C)	2.913	11-15-34	55,000	55,000
Series 2017-CLS, Class C (1 month LIBOR + 1.000%) (A)(C)	3.063	11-15-34	45,000	45,000
Series 2017-H1, Class A5	3.530	06-15-50	300,000	296,573
Series 2017-H1, Class B	4.075	06-15-50	105,000	104,569
Series 2017-H1, Class C (J)	4.281	06-15-50	75,000	73,523
Series 2017-JWDR, Class B (1 month LIBOR + 1.200%) (A)(C)	3.263	11-15-34	195,000	195,000
One Market Plaza Trust Series 2017-1MKT, Class A (C)	3.613	02-10-32	275,000	274,963
Palisades Center Trust Series 2016-PLSD, Class A (C)	2.713	04-13-33	305,000	298,324
RETL RVP Series 2018-RVP, Class A (1 month LIBOR + 1.100%) (A)(C)	3.163	03-15-33	78,992	79,263
Seasoned Credit Risk Transfer Trust Series 2017-2, Class M1 (C)(J)	4.000	08-25-56	110,000	107,456
Sequoia Mortgage Trust
Series 2017-CH1, Class A2 (C)(J)	3.500	08-25-47	285,745	283,477
Series 2017-CH2, Class A19 (C)(J)	4.000	12-25-47	233,172	231,549
Series 2018-CH1, Class A11 (C)(J)	3.500	02-25-48	96,492	95,341
Series 2018-CH1, Class A2 (C)(J)	3.500	02-25-48	88,923	88,158
Series 2018-CH2, Class A21 (C)(J)	4.000	06-25-48	217,304	218,018
Series 2018-CH2, Class A3 (C)(J)	4.000	06-25-48	125,554	126,167
SEE NOTES TO FINANCIAL STATEMENTS	ANNUAL REPORT | JOHN HANCOCK SPECTRUM INCOME FUND	77

	Rate (%)	Maturity date	Par value^	Value
Commercial and residential (continued)
Series 2018-CH3, Class A19 (C)(J)	4.500	08-25-48	98,300	$99,602
Series 2018-CH3, Class A2 (C)(J)	4.000	08-25-48	344,051	346,148
UBS Commercial Mortgage Trust Series 2018-C9, Class AS (J)	4.318	03-15-51	170,000	174,085
Vendee Mortgage Trust Series 1996-3, Class 4 (J)	9.793	03-15-25	78	80
Verus Securitization Trust
Series 2018-1, Class A1 (C)(J)	2.929	02-25-48	79,381	78,508
Series 2018-2, Class A1 (C)(J)	3.677	06-01-58	303,586	303,531
Wells Fargo Commercial Mortgage Trust
Series 2015-C26, Class A1	1.454	02-15-48	18,362	18,200
Series 2015-C28, Class A1	1.531	05-15-48	17,490	17,403
Series 2015-C31, Class A4	3.695	11-15-48	285,000	287,382
Series 2015-LC20, Class A1	1.471	04-15-50	60,787	60,306
Series 2015-NSX2, Class C (J)	4.389	07-15-58	35,000	33,780
Series 2015-NXS2, Class A2	3.020	07-15-58	140,000	140,041
Series 2015-NXS2, Class AS (J)	4.121	07-15-58	45,000	45,732
Series 2015-SG1, Class A1	1.568	09-15-48	21,165	21,031
Series 2016-C33, Class A3	3.162	03-15-59	120,000	116,784
Series 2016-C35, Class AS	3.184	07-15-48	305,000	291,491
Series 2016-LC24, Class A1	1.441	10-15-49	10,597	10,502
Series 2016-LC24, Class AS	3.367	10-15-49	185,000	178,590
Series 2017-C38, Class A5	3.453	07-15-50	140,000	137,663
Series 2017-C38, Class B (J)	3.917	07-15-50	100,000	97,778
WF-RBS Commercial Mortgage Trust
Series 2013-C13, Class A4	3.001	05-15-45	275,000	271,174
Series 2014-C19, Class B (J)	4.723	03-15-47	51,000	52,653
Series 2014-C23, Class A1	1.663	10-15-57	9,971	9,925
Worldwide Plaza Trust Series 2017-WWP, Class A (C)	3.526	11-10-36	195,000	191,264
U.S. Government Agency 1.0%				8,713,696
Federal Home Loan Mortgage Corp.
Series 199, Class PO	1.143	08-01-28	841	750
Series 2014-HQ2, Class M2 (1 month LIBOR + 2.200%) (A)	4.265	09-25-24	190,327	196,236
Series 2015-DNA3, Class M2 (1 month LIBOR + 2.850%) (A)	4.915	04-25-28	144,911	150,122
Series 2015-HQ1, Class M2 (1 month LIBOR + 2.200%) (A)	4.265	03-25-25	29,485	29,576
Series 2015-HQ2, Class M2 (1 month LIBOR + 1.950%) (A)	4.015	05-25-25	194,522	199,746
Series 2016-DNA1, Class M2 (1 month LIBOR + 2.900%) (A)	4.965	07-25-28	217,816	223,343
Series 2016-DNA3, Class M2 (1 month LIBOR + 2.000%) (A)	4.065	12-25-28	218,488	221,586
Series 2016-HQA3, Class M2 (1 month LIBOR + 1.350%) (A)	3.415	03-25-29	250,000	253,392
Series 2017-DNA1, Class M2 (1 month LIBOR + 3.250%) (A)	5.315	07-25-29	250,000	272,037
78	JOHN HANCOCK SPECTRUM INCOME FUND | ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Rate (%)	Maturity date	Par value^	Value
U.S. Government Agency (continued)
Series 2017-HQ1, Class M1 (1 month LIBOR + 3.550%) (A)	5.615	08-25-29	250,000	$275,125
Series 2017-HQA2, Class M1 (1 month LIBOR + 0.800%) (A)	2.865	12-25-29	211,893	212,472
Series 2017-SC01, Class M1 (C)(J)	3.595	12-25-46	178,152	176,320
Series 2017-SC02, Class M1 (C)(J)	3.868	05-25-47	99,857	99,818
Series 2017-SPI1, Class M1 (C)(J)	3.985	09-25-47	173,939	174,603
Series 2018-DNA1, Class M1 (1 month LIBOR + 0.450%) (A)	2.515	07-25-30	81,241	80,996
Series 2018-DNA2, Class M1 (1 month LIBOR + 0.800%) (A)(C)	2.865	12-25-30	785,000	787,002
Series 2018-HQA1, Class M2 (1 month LIBOR + 2.300%) (A)	4.365	09-25-30	350,000	353,918
Series 2018-SPI1, Class M2 (C)(J)	3.745	02-25-48	55,000	49,420
Series 2018-SPI2, Class M1 (C)(J)	3.820	05-25-48	33,535	33,549
Series 2018-SPI2, Class M2 (C)(J)	3.820	05-25-48	40,000	37,169
Series 4448, Class JA	4.000	11-15-36	84,798	86,104
Federal National Mortgage Association
Series 2006-114, Class HE	5.500	12-25-36	74,110	80,457
Series 2014-C03, Class 1M1 (1 month LIBOR + 0.950%) (A)	3.015	10-25-29	74,483	74,867
Series 2014-C04, Class 2M1 (1 month LIBOR + 0.850%) (A)	2.915	11-25-29	47,485	47,644
Series 2016-83, Class FA (1 month LIBOR + 0.500%) (A)	2.565	11-25-46	44,051	44,457
Series 2016-85, Class FA (1 month LIBOR + 0.500%) (A)	2.565	11-25-46	76,909	77,761
Series 2016-85, Class FG (1 month LIBOR + 0.500%) (A)	2.565	11-25-46	75,520	76,074
Series 2016-C01, Class 2M1 (1 month LIBOR + 2.100%) (A)	4.165	08-25-28	1,952	1,954
Series 2016-C05, Class 2M1 (1 month LIBOR + 1.350%) (A)	3.415	01-25-29	30,334	30,428
Series 2017-90, Class KA	3.000	11-25-47	57,269	56,424
Series 2017-C02, Class 2M1 (1 month LIBOR + 1.150%) (A)	3.215	09-25-29	68,626	69,040
Series 2017-C02, Class 2M2 (1 month LIBOR + 3.650%) (A)	5.715	09-25-29	115,000	126,763
Series 2017-C03, Class 1M2 (1 month LIBOR + 3.000%) (A)	5.065	10-25-29	35,000	37,611
Series 2017-C05, Class 1M1 (1 month LIBOR + 0.550%) (A)	2.615	01-25-30	80,105	80,150
Series 2017-C05, Class 1M2 (1 month LIBOR + 2.200%) (A)	4.265	01-25-30	70,000	72,120
Series 2017-C06, Class 2M1 (1 month LIBOR + 0.750%) (A)	2.815	02-25-30	30,986	31,033
Series 2017-C06, Class 2M2 (1 month LIBOR + 2.800%) (A)	4.865	02-25-30	115,000	120,266
Series 2017-C07, Class 2M2 (1 month LIBOR + 2.500%) (A)	4.565	05-25-30	255,000	262,669
SEE NOTES TO FINANCIAL STATEMENTS	ANNUAL REPORT | JOHN HANCOCK SPECTRUM INCOME FUND	79

	Rate (%)	Maturity date	Par value^	Value
U.S. Government Agency (continued)
Series 2018-44, Class PC	4.000	06-25-44	447,537	$456,147
Series 2018-C02, Class 2M2 (1 month LIBOR + 2.200%) (A)	4.265	08-25-30	115,000	116,240
Series 2018-C03, Class 1M1 (1 month LIBOR + 0.680%) (A)	2.745	10-25-30	82,642	82,711
Series 2018-C03, Class 1M2 (1 month LIBOR + 2.150%) (A)	4.215	10-25-30	140,000	141,074
Series 2018-C04, Class 2M2 (1 month LIBOR + 2.550%) (A)	4.615	12-25-30	285,000	290,883
Series 2018-C05, Class 1M1 (1 month LIBOR + 0.720%) (A)	2.785	01-25-31	74,409	74,522
Series 319, Class 2 IO	6.500	02-25-32	2,601	581
Government National Mortgage Association
Series 2010-103, Class IN IO	4.500	02-20-39	8,898	418
Series 2010-127, Class JI IO	4.000	02-20-39	80,545	5,959
Series 2010-165, Class IP IO	4.000	04-20-38	325,197	13,048
Series 2010-87, Class HI IO	4.500	11-20-38	161,061	7,373
Series 2011-133, Class GB	3.500	09-20-41	100,000	98,309
Series 2011-41 Class AI IO	4.500	12-20-39	82,632	4,528
Series 2011-88, Class EI IO	4.500	11-20-39	12,713	684
Series 2011-94, Class AI IO	4.500	01-20-39	24,058	117
Series 2012-94, Class BI IO	4.000	05-20-37	138,190	17,698
Series 2013-24, Class OI IO	4.000	02-20-43	89,796	18,771
Series 2014-115, Class KI IO	3.000	06-20-37	147,760	15,302
Series 2014-119, Class I IO	4.000	08-20-44	376,404	66,662
Series 2014-129, Class BI IO	3.500	09-20-29	344,419	36,456
Series 2014-160, Class DI IO	3.500	04-20-39	328,977	33,362
Series 2015-100, Class AI IO	3.500	03-20-39	452,062	35,629
Series 2015-148, Class LI IO	3.500	06-20-39	351,602	40,567
Series 2015-148, Class LI IO	3.500	05-20-43	97,302	20,939
Series 2016-46, Class IO	3.500	04-20-46	899,352	153,642
Series 2016-60, Class IK IO	3.500	12-20-45	740,600	114,050
Series 2017-184, Class JH	3.000	12-20-47	116,438	114,971
Series 2017-87, Class KZ	3.500	06-20-47	312,485	308,375
Series 2018-71, Class EA	3.000	08-20-45	646,591	636,865
Series 2018-71, Class EB	3.000	12-20-44	457,127	451,683

Series 2018-8, Class DA	3.000	11-20-47	153,556	153,128
Asset backed securities 4.3%				$36,585,202
(Cost $36,842,697)
Asset backed securities 4.3%				36,585,202
Allegro CLO III, Ltd. Series 2015-3, Class A (3 month LIBOR + 0.840%) (A)(C)	3.175	07-25-27	250,000	249,336
Ally Auto Receivables Trust
Series 2015-2, Class B (C)	2.070	10-15-20	115,000	114,737
Series 2015-2, Class D (C)	3.010	03-15-22	30,000	30,026
Series 2016-1, Class B	1.990	03-15-21	115,000	114,278
80	JOHN HANCOCK SPECTRUM INCOME FUND | ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Rate (%)	Maturity date	Par value^	Value
Asset backed securities (continued)
Series 2016-1, Class D	2.840	09-15-22	30,000	$29,919
Series 2017-2, Class C	2.460	09-15-22	10,000	9,893
Series 2017-2, Class D	2.930	11-15-23	15,000	14,772
Ally Master Owner Trust Series 2018-4, Class A	3.300	07-17-23	45,000	45,173
American Express Credit Account Master Trust Series 2017-5, Class B (1 month LIBOR + 0.580%) (A)	2.643	02-18-25	200,000	200,770
AmeriCredit Automobile Receivables Trust
Series 2014-1, Class E (C)	3.580	08-09-21	30,000	30,041
Series 2014-2, Class E (C)	3.370	11-08-21	60,000	60,115
Series 2014-3, Class C	2.580	09-08-20	12,251	12,248
Series 2014-3, Class D	3.130	10-08-20	80,000	80,181
Series 2014-3, Class E (C)	3.720	03-08-22	120,000	120,322
Series 2014-4, Class C	2.470	11-09-20	28,363	28,348
Series 2014-4, Class E	3.660	03-08-22	115,000	115,336
Series 2015-2, Class D	3.000	06-08-21	40,000	40,004
Series 2015-3, Class D	3.340	08-08-21	45,000	45,161
Series 2015-4, Class A3	1.700	07-08-20	4,238	4,236
Series 2015-4, Class C	2.880	07-08-21	65,000	64,959
Series 2016-1, Class A3	1.810	10-08-20	18,747	18,729
Series 2016-1, Class C	2.890	01-10-22	875,000	873,987
Series 2016-2, Class C	2.870	11-08-21	45,000	44,933
Series 2016-3, Class D	2.710	09-08-22	115,000	113,083
Series 2016-4, Class A3	1.530	07-08-21	64,151	63,786
Series 2017-1, Class B	2.300	02-18-22	65,000	64,249
Series 2017-1, Class C	2.710	08-18-22	15,000	14,829
Series 2017-1, Class D	3.130	01-18-23	95,000	93,947
Series 2017-3, Class B	2.240	06-19-23	75,000	73,780
Series 2017-3, Class C	2.690	06-19-23	80,000	78,795
Series 2017-4, Class C	2.600	09-18-23	75,000	73,566
Series 2018-1, Class C	3.500	01-18-24	210,000	210,147
ARI Fleet Lease Trust
Series 2016-A, Class A2 (C)	1.820	07-15-24	9,279	9,271
Series 2017-A, Class A2 (C)	1.910	04-15-26	152,723	151,892
Series 2017-A, Class A3 (C)	2.280	04-15-26	100,000	98,574
Series 2018-A, Class A2 (C)	2.550	10-15-26	100,000	99,621
Ascentium Equipment Receivables Trust
Series 2016-1A, Class A3 (C)	1.920	12-10-19	25,751	25,718
Series 2017-1A, Class A2 (C)	1.870	07-10-19	18,059	18,034
Series 2017-1A, Class A3 (C)	2.290	06-10-21	50,000	49,501
Series 2018-1A, Class A2 (C)	2.920	12-10-20	40,000	39,990
Avis Budget Rental Car Funding AESOP LLC
Series 2013-1A, Class A (C)	1.920	09-20-19	85,000	84,965
Series 2013-2A, Class A (C)	2.970	02-20-20	475,000	475,239
Series 2013-2A, Class B (C)	3.660	02-20-20	100,000	100,131
SEE NOTES TO FINANCIAL STATEMENTS	ANNUAL REPORT | JOHN HANCOCK SPECTRUM INCOME FUND	81

	Rate (%)	Maturity date	Par value^	Value
Asset backed securities (continued)
Series 2014-1A, Class A (C)	2.560	07-20-20	390,000	$388,686
Series 2014-2A, Class A (C)	2.500	02-20-21	200,000	198,363
Series 2016-2A, Class A (C)	2.720	11-20-22	165,000	161,351
Series 2017-2A, Class A (C)	2.970	03-20-24	360,000	350,834
Barclays Dryrock Issuance Trust Series 2015-1, Class A	2.200	12-15-22	100,000	98,862
Barings CLO, Ltd. Series 2013-IA, Class AR (3 month LIBOR + 0.800%) (A)(C)	3.148	01-20-28	250,000	248,878
Bayview Mortgage Fund IVc Trust Series 2017-RT3, Class A (C)(J)	3.500	01-28-58	111,995	111,435
Bayview Opportunity Master Fund IVa Trust
Series 2017-RT1, Class A1 (C)(J)	3.000	03-28-57	71,261	69,899
Series 2017-SPL5, Class A (C)(J)	3.500	06-28-57	97,021	96,757
Bayview Opportunity Master Fund IVb Trust Series 2017-SPL4, Class A (C)(J)	3.500	01-28-55	75,816	75,488
Betony CLO 2, Ltd. Series 2018-1A, Class A1 (3 month LIBOR + 1.080%) (A)(C)	3.189	04-30-31	250,000	249,714
BlueMountain CLO, Ltd.
Series 2015-2A, Class A1R (3 month LIBOR + 0.930%) (A)(C)	3.260	07-18-27	250,000	249,752
Series 2015-2A, Class BR (3 month LIBOR + 1.500%) (A)(C)	3.833	07-18-27	250,000	249,364
Series 2015-2A, Class CR (3 month LIBOR + 2.050%) (A)(C)	4.383	07-18-27	250,000	249,304
BMW Vehicle Lease Trust
Series 2016-2, Class A3	1.430	09-20-19	25,359	25,275
Series 2017-1, Class A3	1.980	05-20-20	85,000	84,617
California Republic Auto Receivables Trust Series 2015-1, Class B	2.510	02-16-21	20,000	19,912
Capital Auto Receivables Asset Trust
Series 2015-4, Class A4	2.010	07-20-20	145,000	144,698
Series 2016-1, Class A3	1.730	04-20-20	8,642	8,632
Series 2016-2, Class A4	1.630	01-20-21	30,000	29,759
Series 2016-2, Class C	2.420	06-21-21	110,000	109,096
Series 2016-3, Class A3	1.540	08-20-20	9,593	9,564
Series 2017-1, Class B (C)	2.430	05-20-22	75,000	73,712
Series 2017-1, Class C (C)	2.700	09-20-22	15,000	14,758
Carlyle Global Market Strategies CLO, Ltd.
Series 2015-1A, Class AR (3 month LIBOR + 1.000%) (A)(C)	3.348	04-20-27	250,000	250,013
Series 2015-3A, Class A1R (3 month LIBOR + 1.000%) (A)(C)	3.339	07-28-28	250,000	249,996
CarMax Auto Owner Trust
Series 2016-1, Class A4	1.880	06-15-21	100,000	98,632
Series 2016-4, Class A3	1.400	08-15-21	98,618	97,496
Series 2016-4, Class C	2.260	07-15-22	40,000	39,180
Series 2017-4, Class C	2.700	10-16-23	15,000	14,720
CCG Receivables Trust
82	JOHN HANCOCK SPECTRUM INCOME FUND | ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Rate (%)	Maturity date	Par value^	Value
Asset backed securities (continued)
Series 2015-1, Class B (C)	2.600	01-17-23	100,000	$99,974
Series 2016-1, Class A2 (C)	1.690	09-14-22	42,255	42,077
Chrysler Capital Auto Receivables Trust Series 2016-BA, Class A3 (C)	1.640	07-15-21	80,887	80,469
CIFC Funding, Ltd. Series 2015-5A, Class A1 R (3 month LIBOR + 0.860%) (A)(C)	3.195	10-25-27	285,000	284,031
CNH Equipment Trust
Series 2015-B, Class A3	1.370	07-15-20	21,767	21,720
Series 2016-C, Class A3	1.440	12-15-21	90,000	88,920
Series 2017-C, Class B	2.540	05-15-25	5,000	4,887
DB Master Finance LLC
Series 2017-1A, Class A2I (C)	3.629	11-20-47	133,988	131,698
Series 2017-1A, Class A2II (C)	4.030	11-20-47	54,588	54,131
Diamond Resorts Owner Trust
Series 2014-1, Class A (C)	2.540	05-20-27	20,216	20,194
Series 2015-1, Class A (C)	2.730	07-20-27	24,695	24,677
Series 2015-2, Class A (C)	2.990	05-22-28	19,108	19,042
Domino's Pizza Master Issuer LLC Series 2018-1A, Class A2I (C)	4.116	07-25-48	234,413	235,713
Driven Brands Funding LLC Series 2018-1A, Class A2 (C)	4.739	04-20-48	189,525	189,806
Elara HGV Timeshare Issuer LLC Series 2014-A, Class A (C)	2.530	02-25-27	69,644	68,226
Enterprise Fleet Financing LLC
Series 2017-1, Class A2 (C)	2.130	07-20-22	418,165	415,976
Series 2017-2, Class A2 (C)	1.970	01-20-23	178,980	177,713
Series 2017-3, Class A2 (C)	2.130	05-22-23	100,000	99,071
Ford Credit Auto Lease Trust Series 2017-A, Class A4	2.020	06-15-20	50,000	49,708
Ford Credit Auto Owner Trust
Series 2016-C, Class B	1.730	03-15-22	80,000	78,024
Series 2016-C, Class C	1.930	04-15-23	55,000	53,842
Series 2018-1, Class C (C)	3.490	07-15-31	305,000	299,500
Ford Credit Floorplan Master Owner Trust A
Series 2016-3, Class B	1.750	07-15-21	30,000	29,703
Series 2016-5, Class B	2.160	11-15-21	450,000	445,099
Galaxy XXIX CLO, Ltd.
Series 2018-29A, Class A (3 month LIBOR + 0.790%) (A)(C)	3.120	11-15-26	250,000	249,077
Series 2018-29A, Class B (3 month LIBOR + 1.400%) (A)(C)	3.730	11-15-26	250,000	249,997
GM Financial Automobile Leasing Trust
Series 2016-2, Class A3	1.620	09-20-19	29,629	29,582
Series 2016-2, Class B	2.080	03-20-20	180,000	179,232
Series 2016-2, Class C	2.580	03-20-20	110,000	109,726
Series 2017-1, Class A4	2.260	08-20-20	10,000	9,933
Series 2018-1, Class C	3.110	12-20-21	35,000	34,756
Series 2018-1, Class D	3.370	10-20-22	75,000	74,514
Series 2018-2, Class C	3.500	04-20-22	35,000	35,002
SEE NOTES TO FINANCIAL STATEMENTS	ANNUAL REPORT | JOHN HANCOCK SPECTRUM INCOME FUND	83

	Rate (%)	Maturity date	Par value^	Value
Asset backed securities (continued)
GM Financial Consumer Automobile Receivables Trust
Series 2017-1A, Class C (C)	2.450	07-17-23	100,000	$98,029
Series 2018-2, Class C	3.310	12-18-23	150,000	149,415
GMF Floorplan Owner Revolving Trust
Series 2016-1, Class B (C)	2.410	05-17-21	200,000	199,211
Series 2017-1, Class A1 (C)	2.220	01-18-22	205,000	202,948
Series 2017-1, Class C (C)	2.970	01-18-22	100,000	99,574
Series 2017-3, Class C (C)	2.460	08-16-21	100,000	99,078
Series 2018-1, Class A (1 month LIBOR + 0.300%) (A)(C)	2.614	03-15-22	470,000	470,291
Series 2018-1, Class C (C)	3.250	03-15-22	235,000	234,858
GreatAmerica Leasing Receivables Funding LLC
Series 2017-1, Class A2 (C)	1.720	04-22-19	16,645	16,632
Series 2017-1, Class A3 (C)	2.060	06-22-20	100,000	99,503
Series 2018-1, Class A3 (C)	2.600	06-15-21	25,000	24,809
Halcyon Loan Advisors Funding, Ltd.
Series 2014-3A, Class AR (3 month LIBOR + 1.100%) (A)(C)	3.447	10-22-25	250,000	250,049
Series 2014-3A, Class B1R (3 month LIBOR + 1.700%) (A)(C)	4.047	10-22-25	250,000	250,012
Hardee's Funding LLC
Series 2018-1A, Class AI (C)	4.250	06-20-48	655,000	658,295
Series 2018-1A, Class AII (C)	4.959	06-20-48	200,000	201,750
Hilton Grand Vacations Trust
Series 2014-AA, Class A (C)	1.770	11-25-26	118,432	116,507
Series 2017-AA, Class A (C)	2.660	12-26-28	132,206	129,845
Huntington Auto Trust Series 2016-1, Class A4	1.930	04-15-22	120,000	118,355
Hyundai Auto Lease Securitization Trust
Series 2016-B, Class A3 (C)	1.520	10-15-19	52,987	52,936
Series 2016-C, Class A3 (C)	1.490	02-18-20	108,039	107,865
Series 2016-C, Class A4 (C)	1.650	07-15-20	100,000	99,564
Series 2017-C, Class A3 (C)	2.120	02-16-21	105,000	104,216
Series 2018-A, Class A3 (C)	2.810	04-15-21	135,000	134,737
Hyundai Auto Receivables Trust Series 2017-A, Class B	2.380	04-17-23	25,000	24,535
Jimmy Johns Funding LLC Series 2017-1A, Class A2I (C)	3.610	07-30-47	64,350	63,751
John Deere Owner Trust Series 2016-A, Class A3	1.360	04-15-20	23,360	23,278
KKR CLO 12, Ltd. Series 12, Class A1R (3 month LIBOR + 1.050%) (A)(C)	3.389	07-15-27	495,000	495,047
KKR CLO 13, Ltd.
Series 13, Class A1R (3 month LIBOR + 0.800%) (A)(C)	3.139	01-16-28	275,000	273,792
Series 13, Class B1R (3 month LIBOR + 1.150%) (A)(C)	3.489	01-16-28	250,000	245,847
Kubota Credit Owner Trust
84	JOHN HANCOCK SPECTRUM INCOME FUND | ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Rate (%)	Maturity date	Par value^	Value
Asset backed securities (continued)
Series 2015-1A, Class A4 (C)	1.790	08-16-21	237,462	$237,388
Series 2016-1A, Class A3 (C)	1.500	07-15-20	81,893	81,212
Madison Park Funding XVIII, Ltd. Series 2015-18A, Class A1R (3 month LIBOR + 1.190%) (A)(C)	3.537	10-21-30	500,000	500,987
Magnetite XVI, Ltd. Series 2015-16A, Class BR (3 month LIBOR + 1.200%) (A)(C)	3.533	01-18-28	280,000	275,818
Mill City Mortgage Loan Trust
Series 2016-1, Class A1 (C)(J)	2.500	04-25-57	116,544	114,223
Series 2018-1, Class A1 (C)(J)	3.250	05-25-62	190,239	188,606
MMAF Equipment Finance LLC
Series 2015-AA, Class A4 (C)	1.930	07-16-21	141,053	140,529
Series 2016-AA, Class A4 (C)	1.760	01-17-23	225,000	219,564
Series 2017-B, Class A3 (C)	2.210	10-17-22	190,000	187,169
Series 2017-B, Class A4 (C)	2.410	11-15-24	100,000	97,901
Series 2018-A, Class A4 (C)	3.390	01-10-25	185,000	185,630
MVW Owner Trust
Series 2013-1A, Class A (C)	2.150	04-22-30	38,403	37,704
Series 2014-1A, Class A (C)	2.250	09-22-31	61,519	60,196
Series 2017-1A, Class A (C)	2.420	12-20-34	162,850	158,292
Navient Private Education Loan Trust
Series 2017-A, Class A2A (C)	2.880	12-16-58	100,000	97,502
Series 2017-A, Class B (C)	3.910	12-16-58	100,000	96,760
Series 2018-BA, Class A2A (C)	3.610	12-15-59	185,000	185,630
Navient Private Education Refi Loan Trust Series 2018-A, Class A1 (C)	2.530	02-18-42	258,411	256,445
Navient Student Loan Trust
Series 2016-1A, Class A (1 month LIBOR + 0.700%) (A)(C)	2.765	02-25-70	321,040	322,254
Series 2018-1A, Class A2 (1 month LIBOR + 0.350%) (A)(C)	2.415	03-25-67	250,000	249,926
Series 2018-2A, Class A2 (1 month LIBOR + 0.380%) (A)(C)	2.445	03-25-67	335,000	334,765
Nelnet Student Loan Trust
Series 2005-4, Class A4 (3 month LIBOR + 0.180%) (A)	2.512	03-22-32	99,302	98,133
Series 2006-1, Class A3 (3 month LIBOR + 0.450%) (A)(C)	2.760	08-23-36	290,000	285,532
Series 2008-3, Class A4 (3 month LIBOR + 1.650%) (A)	3.961	11-25-24	156,448	158,652
Neuberger Berman CLO XIX, Ltd. Series 2015-19A, Class A2R2 (3 month LIBOR + 1.150%) (A)(C)	3.489	07-15-27	285,000	283,675
Neuberger Berman CLO XVI-S, Ltd. Series 2017-16SA, Class A (3 month LIBOR + 0.850%) (A)(C)	3.189	01-15-28	260,000	258,857
Nissan Auto Lease Trust
Series 2016-B, Class A4	1.610	01-18-22	45,000	44,832
Series 2017-A, Class A3	1.910	04-15-20	175,000	173,934
Nissan Master Owner Trust Receivables
SEE NOTES TO FINANCIAL STATEMENTS	ANNUAL REPORT | JOHN HANCOCK SPECTRUM INCOME FUND	85

	Rate (%)	Maturity date	Par value^	Value
Asset backed securities (continued)
Series 2016-A, Class A2	1.540	06-15-21	55,000	$54,476
Series 2017-C, Class A (1 month LIBOR + 0.320%) (A)	2.383	10-17-22	200,000	200,280
OCP CLO, Ltd.
Series 14-7A, Class A1RR (3 month LIBOR + 1.120%) (A)	3.462	07-20-29	495,000	495,000
Series 2015-10A, Class A1R (3 month LIBOR + 0.820%) (A)(C)	3.155	10-26-27	100,000	99,651
Octagon Investment Partners XXIII, Ltd. Series 2015-1A, Class A1R (3 month LIBOR + 0.850%) (A)(C)	3.189	07-15-27	500,000	497,935
OZLM VII, Ltd. Series 2014-7RA, Class A1R (3 month LIBOR + 1.010%) (A)(C)	3.346	07-17-29	400,000	399,404
OZLM VIII, Ltd. Series 2014-8A, Class A1AR (3 month LIBOR + 1.130%) (A)(C)	3.466	10-17-26	560,000	560,157
Planet Fitness Master Issuer LLC Series 2018-1A, Class A2I (C)	4.262	09-05-48	460,000	461,780
Santander Drive Auto Receivables Trust
Series 2014-3, Class D	2.650	08-17-20	40,209	40,211
Series 2015-2, Class D	3.020	04-15-21	285,000	285,276
Series 2015-3, Class D	3.490	05-17-21	75,000	75,414
Series 2015-4, Class D	3.530	08-16-21	40,000	40,160
Series 2015-5, Class C	2.740	12-15-21	76,637	76,631
Series 2015-5, Class D	3.650	12-15-21	100,000	100,506
Series 2016-1, Class B	2.470	12-15-20	6,545	6,544
Series 2016-1, Class D	4.020	04-15-22	170,000	172,059
Series 2016-3, Class C	2.460	03-15-22	68,000	67,495
Series 2017-1, Class B	2.100	06-15-21	45,000	44,834
Series 2017-1, Class C	2.580	05-16-22	55,000	54,672
Series 2018-1, Class C	2.960	03-15-24	100,000	99,043
Series 2018-2, Class B	3.030	09-15-22	210,000	209,414
Series 2018-2, Class C	3.350	07-17-23	130,000	129,733
Series 2018-3, Class C	3.510	08-15-23	365,000	365,291
Series 2018-4, Class B	3.270	01-17-23	25,000	24,982
Series 2018-4, Class C	3.560	07-15-24	160,000	160,139
Santander Retail Auto Lease Trust
Series 2017-A, Class A3 (C)	2.220	01-20-21	115,000	113,948
Series 2017-A, Class C (C)	2.960	11-21-22	235,000	231,812
Sierra Timeshare Receivables Funding LLC
Series 2014-2A, Class A (C)(J)	2.050	06-20-31	14,238	14,191
Series 2014-3A, Class A (C)	2.300	10-20-31	79,169	78,693
Series 2015-1A, Class A (C)	2.400	03-22-32	121,670	120,737
Series 2015-2A, Class A (C)	2.430	06-20-32	56,451	55,918
Series 2015-3A, Class A (C)	2.580	09-20-32	133,080	132,356
Series 2016-2A, Class A (C)	2.330	07-20-33	29,955	29,396
Series 2018-2A, Class B (C)	3.650	06-20-35	119,255	119,423
SLM Student Loan Trust
86	JOHN HANCOCK SPECTRUM INCOME FUND | ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Rate (%)	Maturity date	Par value^	Value
Asset backed securities (continued)
Series 2008-1, Class A4 (3 month LIBOR + 0.650%) (A)	2.985	01-25-22	107,519	$107,033
Series 2008-4, Class A4 (3 month LIBOR + 1.650%) (A)	3.985	07-25-22	210,973	215,403
Series 2008-5, Class A4 (3 month LIBOR + 1.700%) (A)	4.035	07-25-23	204,772	210,360
Series 2008-9, Class A (3 month LIBOR + 1.500%) (A)	3.835	04-25-23	240,571	245,009
Series 2010-1, Class A (1 month LIBOR + 0.400%) (A)	2.465	03-25-25	79,755	78,451
SMART ABS Trust
Series 2016-2US, Class A2A	1.450	08-14-19	7,948	7,936
Series 2016-2US, Class A3A	1.710	03-15-21	270,000	267,090
SMB Private Education Loan Trust
Series 2014-A, Class A2B (1 month LIBOR + 1.150%) (A)(C)	3.213	05-15-26	95,541	96,323
Series 2015-A, Class A2A (C)	2.490	06-15-27	327,887	323,907
Series 2015-A, Class A2B (1 month LIBOR + 1.000%) (A)(C)	3.063	06-15-27	79,972	80,597
Series 2015-B, Class A2A (C)	2.980	07-15-27	134,731	133,872
Series 2015-B, Class A3 (1 month LIBOR + 1.750%) (A)(C)	3.813	05-17-32	180,000	185,337
Series 2016-A, Class A2A (C)	2.700	05-15-31	86,636	84,779
Series 2016-B, Class A2A (C)	2.430	02-17-32	311,712	302,629
Series 2016-C, Class A2B (1 month LIBOR + 1.100%) (A)(C)	3.163	09-15-34	105,000	106,353
Series 2017-A, Class A2A (C)	2.880	09-15-34	195,000	191,265
Series 2018-B, Class A2A (C)	3.600	01-15-37	100,000	100,398
Symphony CLO XVII, Ltd. Series 2016-17A, Class AR (3 month LIBOR + 0.880%) (A)(C)	3.219	04-15-28	385,000	384,160
Synchrony Credit Card Master Note Trust
Series 2015-1, Class B	2.640	03-15-23	180,000	178,296
Series 2015-3, Class B	1.940	09-15-21	100,000	99,968
Series 2015-4, Class B	2.620	09-15-23	85,000	83,683
Series 2017-1, Class C	2.560	06-15-23	125,000	122,393
Series 2018-1, Class C	3.360	03-15-24	95,000	94,572
Taco Bell Funding LLC Series 2016-1A, Class A2I (C)	3.832	05-25-46	68,950	69,054
Towd Point Mortgage Trust
Series 2015-3, Class A1B (C)(J)	3.000	03-25-54	148,145	146,973
Series 2015-4, Class A1B (C)(J)	2.750	04-25-55	44,464	43,875
Series 2015-5, Class A1B (C)(J)	2.750	05-25-55	141,490	139,512
Series 2016-1, Class A1B (C)(J)	2.750	02-25-55	121,646	120,049
Series 2016-1, Class A3B (C)(J)	3.000	02-25-55	100,906	99,554
Series 2016-2, Class A1A (C)(J)	2.750	08-25-55	71,513	70,294
Series 2016-3, Class A1 (C)(J)	2.250	04-25-56	202,195	197,502
Series 2017-1, Class A1 (C)(J)	2.750	10-25-56	70,256	68,956
Series 2017-1, Class M1 (C)(J)	3.750	10-25-56	485,000	481,358
SEE NOTES TO FINANCIAL STATEMENTS	ANNUAL REPORT | JOHN HANCOCK SPECTRUM INCOME FUND	87

	Rate (%)	Maturity date	Par value^	Value
Asset backed securities (continued)
Series 2017-2, Class A1 (C)(J)	2.750	04-25-57	144,431	$141,781
Series 2017-3, Class A1 (C)(J)	2.750	07-25-57	286,968	280,511
Series 2017-4, Class A1 (C)(J)	2.750	06-25-57	135,446	132,119
Series 2017-5, Class A1 (1 month LIBOR + 0.600%) (A)(C)	2.665	02-25-57	107,656	107,754
Series 2017-6, Class A1 (C)(J)	2.750	10-25-57	151,016	147,665
Series 2018-1, Class A1 (C)(J)	3.000	01-25-58	91,236	89,767
Series 2018-2, Class A1 (C)(J)	3.250	03-25-58	848,402	839,446
Utility Debt Securitization Authority Series 2013-T, Class T1	2.042	06-15-21	107,000	106,781
VB-S1 Issuer LLC Series 2016-1A, Class F (C)	6.901	06-15-46	85,000	88,179
Verizon Owner Trust
Series 2016-2A, Class A (C)	1.680	05-20-21	100,000	99,224
Series 2017-1A, Class C (C)	2.650	09-20-21	105,000	103,695
Series 2017-3A, Class C (C)	2.530	04-20-22	100,000	98,144
Series 2018-1A, Class C (C)	3.200	09-20-22	100,000	99,545
Volvo Financial Equipment LLC
Series 2016-1A, Class A3 (C)	1.670	02-18-20	57,884	57,732
Series 2018-1A, Class B (C)	2.910	01-17-23	35,000	34,668
Volvo Financial Equipment Master Owner Trust Series 2017-A, Class A (1 month LIBOR + 0.500%) (A)(C)	2.563	11-15-22	100,000	100,109
Voya CLO, Ltd. Series 2016-1A, Class A2R (3 month LIBOR + 1.300%) (A)(C)	3.648	01-20-31	325,000	319,667
Wheels SPV 2 LLC Series 2016-1A, Class A2 (C)	1.590	05-20-25	57,318	57,128
World Omni Auto Receivables Trust Series 2018-B, Class B	3.170	01-15-25	120,000	119,509
World Omni Automobile Lease Securitization Trust
Series 2016-A, Class A3	1.450	08-15-19	64,315	64,155
Series 2018-A, Class B	3.060	05-15-23	25,000	24,887

	Shares	Value
Common stocks 9.8%		$82,831,188
(Cost $60,883,106)
Consumer discretionary 0.7%		6,236,089
Auto components 0.0%
Adient PLC (K)	7,760	335,930
Hotels, restaurants and leisure 0.1%
Caesars Entertainment Corp. (D)(K)	19,096	194,779
Las Vegas Sands Corp.	12,000	785,040
Leisure products 0.1%
Mattel, Inc. (D)	29,600	456,728
88	JOHN HANCOCK SPECTRUM INCOME FUND | ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Shares	Value
Consumer discretionary (continued)
Media 0.4%
Comcast Corp., Class A	23,336	$863,199
Liberty Broadband Corp., Series A (D)	1,675	135,675
Liberty Latin America, Ltd., Class C (D)	262	5,143
News Corp., Class A	43,414	567,421
The Walt Disney Company	2,600	291,252
Twenty-First Century Fox, Inc., Class B	39,000	1,751,100
Multiline retail 0.1%
Kohl's Corp.	6,800	537,948
Specialty retail 0.0%
L Brands, Inc.	11,800	311,874
Consumer staples 0.7%		5,677,813
Beverages 0.1%
PepsiCo, Inc.	4,246	475,594
Food and staples retailing 0.1%
Walmart, Inc.	9,600	920,256
Food products 0.2%
Archer-Daniels-Midland Company	10,853	546,991
Conagra Brands, Inc.	6,200	227,850
Kellogg Company	3,350	240,497
Mriya Farming PLC, Class B (D)(F)	2,794	0
Tyson Foods, Inc., Class A	15,900	998,679
Household products 0.2%
Kimberly-Clark Corp.	10,600	1,224,724
Personal products 0.0%
Coty, Inc., Class A (K)	13,193	163,065
Tobacco 0.1%
Philip Morris International, Inc.	11,300	880,157
Energy 1.1%		8,814,797
Oil, gas and consumable fuels 1.1%
Apache Corp.	15,599	683,704
Chevron Corp.	7,250	858,835
EQT Corp.	1,770	90,305
Exxon Mobil Corp.	26,500	2,124,505
Frontera Energy Corp. (D)	7,000	99,920
Frontera Energy Corp. (Toronto Stock Exchange) (D)	19,390	276,809
Hess Corp.	16,431	1,106,464
Occidental Petroleum Corp.	10,800	862,596
TOTAL SA	28,569	1,791,499
TransCanada Corp.	21,600	920,160
SEE NOTES TO FINANCIAL STATEMENTS	ANNUAL REPORT | JOHN HANCOCK SPECTRUM INCOME FUND	89

	Shares	Value
Financials 2.5%		$21,288,403
Banks 1.3%
Bank of America Corp.	4,228	130,772
Citigroup, Inc.	14,041	1,000,281
Fifth Third Bancorp	34,300	1,009,449
JPMorgan Chase & Co.	28,158	3,226,344
KeyCorp	32,610	687,093
The PNC Financial Services Group, Inc.	5,853	840,140
U.S. Bancorp	27,100	1,466,381
Wells Fargo & Company	46,600	2,725,168
Capital markets 0.5%
Ameriprise Financial, Inc.	1,208	171,488
Franklin Resources, Inc.	22,500	714,150
Morgan Stanley	29,800	1,455,134
Northern Trust Corp.	2,183	234,585
State Street Corp.	13,700	1,190,667
The Bank of New York Mellon Corp.	11,784	614,536
Insurance 0.7%
American International Group, Inc.	21,142	1,124,120
Brighthouse Financial, Inc. (D)	12,636	524,520
Chubb, Ltd.	9,195	1,243,532
Loews Corp.	17,681	889,531
Marsh & McLennan Companies, Inc.	4,809	406,986
MetLife, Inc.	27,166	1,246,648
Willis Towers Watson PLC	2,627	386,878
Health care 1.2%		10,476,561
Biotechnology 0.1%
Gilead Sciences, Inc.	13,650	1,033,715
Health care equipment and supplies 0.2%
Becton, Dickinson and Company	1,480	387,568
Medtronic PLC	13,300	1,282,253
Health care providers and services 0.3%
Anthem, Inc.	6,034	1,597,381
CVS Health Corp.	11,184	841,484
Pharmaceuticals 0.6%
Bristol-Myers Squibb Company	10,700	647,885
GlaxoSmithKline PLC	24,982	505,957
GlaxoSmithKline PLC, ADR	8,100	328,050
Johnson & Johnson	11,650	1,569,139
Merck & Company, Inc.	14,000	960,260
Pfizer, Inc.	31,861	1,322,869
Industrials 1.1%		9,465,621
Aerospace and defense 0.3%
Harris Corp.	8,800	1,430,088
90	JOHN HANCOCK SPECTRUM INCOME FUND | ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Shares	Value
Industrials (continued)
Aerospace and defense (continued)
Northrop Grumman Corp.	140	$41,789
The Boeing Company	4,218	1,445,888
Air freight and logistics 0.1%
United Parcel Service, Inc., Class B	9,046	1,111,572
Airlines 0.2%
Alaska Air Group, Inc.	7,200	485,928
Delta Air Lines, Inc.	6,800	397,664
Southwest Airlines Company	5,837	357,808
Building products 0.2%
Johnson Controls International PLC	37,595	1,419,963
Commercial services and supplies 0.0%
Stericycle, Inc. (D)	3,800	234,422
Electrical equipment 0.1%
Emerson Electric Company	9,030	692,872
nVent Electric PLC	5,550	155,900
Industrial conglomerates 0.0%
General Electric Company	24,624	318,635
Machinery 0.1%
Flowserve Corp.	2,986	155,630
Illinois Tool Works, Inc.	200	27,776
PACCAR, Inc.	2,300	157,366
Pentair PLC	6,550	284,794
Professional services 0.1%
Nielsen Holdings PLC	28,751	747,526
Information technology 0.8%		6,815,203
Communications equipment 0.2%
Cisco Systems, Inc.	30,900	1,476,093
Electronic equipment, instruments and components 0.0%
TE Connectivity, Ltd.	1,820	166,858
Semiconductors and semiconductor equipment 0.4%
Analog Devices, Inc.	1,105	109,229
Applied Materials, Inc.	10,641	457,776
QUALCOMM, Inc.	25,200	1,731,492
Texas Instruments, Inc.	5,500	618,200
Software 0.2%
CA, Inc.	1,600	70,080
Microsoft Corp.	16,651	1,870,407
Technology hardware, storage and peripherals 0.0%
Hewlett Packard Enterprise Company	10,900	180,177
Western Digital Corp.	2,133	134,891
SEE NOTES TO FINANCIAL STATEMENTS	ANNUAL REPORT | JOHN HANCOCK SPECTRUM INCOME FUND	91

	Shares	Value
Materials 0.6%		$4,918,586
Chemicals 0.4%
Akzo Nobel NV	1,645	153,925
CF Industries Holdings, Inc.	20,300	1,054,585
DowDuPont, Inc.	26,273	1,842,525
Construction materials 0.0%
Vulcan Materials Company	4,250	470,900
Containers and packaging 0.1%
International Paper Company	15,184	776,510
Metals and mining 0.1%
Constellium NV, Class A (D)	10,350	120,578
Nucor Corp.	7,993	499,563
Real estate 0.3%		2,204,873
Equity real estate investment trusts 0.3%
Equity Residential	10,400	704,600
Rayonier, Inc.	14,885	518,445
SL Green Realty Corp.	4,706	491,306
Weyerhaeuser Company	14,132	490,522
Telecommunication services 0.3%		2,796,778
Diversified telecommunication services 0.3%
AT&T, Inc.	3,979	127,089
CenturyLink, Inc.	9,375	200,250
Telefonica SA	52,586	425,456
Verizon Communications, Inc.	32,125	1,746,636
Wireless telecommunication services 0.0%
T-Mobile US, Inc. (D)	4,075	269,113
Vodafone Group PLC	13,250	28,234
Utilities 0.5%		4,136,464
Electric utilities 0.3%
Edison International	8,937	587,429
Evergy, Inc.	7,200	410,760
PG&E Corp.	10,623	490,570
The Southern Company	31,701	1,387,870
Multi-utilities 0.2%
NiSource, Inc.	38,654	1,046,364

Sempra Energy	1,839	213,471
Preferred securities 0.4%		$3,087,970
(Cost $2,687,918)
Health care 0.1%		1,014,578
Health care equipment and supplies 0.1%
Becton, Dickinson and Company, 6.125%	15,452	1,014,578
92	JOHN HANCOCK SPECTRUM INCOME FUND | ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Shares	Value
Utilities 0.3%		$2,073,392
Electric utilities 0.1%
NextEra Energy, Inc., 6.123%	14,714	840,169
Independent power and renewable electricity producers 0.1%
Vistra Energy Corp., 7.000%	3,325	315,975
Multi-utilities 0.1%
DTE Energy Company, 6.500%	3,151	166,562
Sempra Energy, 6.000%	6,168	633,947
Sempra Energy, 6.750%	1,129	116,739

	Contracts/ Notional amount	Value
Purchased options 0.0%		$39,020
(Cost $94,168)
Calls 0.0%		18,096
Over the Counter Option on 5 Year Credit Default Swap on CDX.IG.30 (Expiration date: 9-19-18; Strike Rate: 0.575%; Counterparty: Citibank NA) (D)(L)	3,600,000	682
Over the Counter Option on the EUR vs. GBP (Expiration Date:11-30-18; Strike Price: EUR 0.90; Counterparty: Citibank NA) (D)(L)	1,050,000	15,854
Over the Counter Option on the USD vs. BRL (Expiration Date:10-29-18; Strike Price: $4.48; Counterparty: Barclays Capital) (D)(L)	100,000	1,560
Puts 0.0%		20,924
Over the Counter Option on 5 Year Credit Default Swap on CDX.HY.30 (Expiration date: 10-17-18; Strike Rate: 1.025%; Counterparty: BNP Paribas SA) (D)(L)	2,600,000	2,753
Over the Counter Option on 5 Year Credit Default Swap on CDX.HY.30 (Expiration date: 10-17-18; Strike Rate: 1.050%; Counterparty: Goldman Sachs International) (D)(L)	1,900,000	5,391
Over the Counter Option on 5 Year Credit Default Swap on CDX.HY.30 (Expiration date: 9-19-18; Strike Rate: 1.000%; Counterparty: Barclays Capital) (D)(L)	5,300,000	19
Over the Counter Option on 5 Year Credit Default Swap on CDX.HY.30 (Expiration date: 9-19-18; Strike Rate: 1.060%; Counterparty: Barclays Bank PLC) (D)(L)	1,900,000	2,291
Over the Counter Option on 5 Year Credit Default Swap on CDX.HY.30 (Expiration date: 9-19-18; Strike Rate: 1.060%; Counterparty: Deutsche Bank AG) (D)(L)	1,900,000	2,291
Over the Counter Option on 5 Year Credit Default Swap on CDX.IG.30 (Expiration Date: 10-17-18; Strike Rate: 0.675%; Counterparty: JPMorgan Chase Bank NA) (D)(L)	3,800,000	3,194
Over the Counter Option on 5 Year Credit Default Swap on CDX.IG.30 (Expiration date: 9-19-18; Strike Rate: 0.625%; Counterparty: Bank of America NA) (D)(L)	3,790,000	2,149
Over the Counter Option on 5 Year Credit Default Swap on CDX.IG.30 (Expiration date: 9-19-18; Strike Rate: 0.625%; Counterparty: Bank of America NA) (D)(L)	3,800,000	2,155
Over the Counter Option on the EUR vs. USD (Expiration Date: 9-6-18; Strike Price: $1.51; Counterparty: Barclays Capital) (D)(L)	600,000	625
SEE NOTES TO FINANCIAL STATEMENTS	ANNUAL REPORT | JOHN HANCOCK SPECTRUM INCOME FUND	93

	Contracts/ Notional amount	Value
Puts (continued)
Over the Counter Option on the USD vs. BRL (Expiration Date: 9-13-18; Strike Price: $3.75; Counterparty: JPMorgan Chase Bank NA) (D)(L)	605,000	$56

	Yield (%)	Shares	Value
Securities lending collateral 0.1%			$704,697
(Cost $704,676)
John Hancock Collateral Trust (M)	2.0611(N)	70,427	704,697

	Yield* (%)	Maturity date		Par value^	Value
Short-term investments 3.4%					$29,385,169
(Cost $29,404,927)
Commercial paper 0.0%					423,128
Catholic Health Initiatives	2.750	09-20-18		200,000	199,780
Ford Motor Credit Company LLC	2.780	02-19-19		115,000	113,363
Intesa Sanpaolo SpA	2.100	09-27-18		110,000	109,985
Foreign government 0.1%					867,222
Argentina Treasury Bill	(2.699)	09-14-18	ARS	1,200,000	36,049
Egypt Treasury Bill	13.646	02-05-19	EGP	3,900,000	202,580
Egypt Treasury Bill	16.119	09-11-18	EGP	1,500,000	83,891
Egypt Treasury Bill	16.298	02-05-19	EGP	500,000	25,972
Egypt Treasury Bill	17.949	10-09-18	EGP	9,400,000	518,730

	Yield (%)	Shares	Value
Money market funds 2.9%			24,962,819
T. Rowe Price Government Money Fund	1.9797(N)	24,962,819	24,962,819

	Par value^	Value
Repurchase agreement 0.4%		3,132,000
Repurchase Agreement with State Street Corp. dated 8-31-18 at 0.900% to be repurchased at $3,132,313 on 9-4-18, collateralized by $3,270,000 U.S. Treasury Notes, 1.875% due 3-31-22 (valued at $3,198,685, including interest)	3,132,000	3,132,000

Total investments (Cost $855,748,114) 102.2%	$864,613,559
Other assets and liabilities, net (2.2%)	(18,947,831)
Total net assets 100.0%	$845,665,728

	Rate (%)	Maturity date	Par value^	Value
Sale commitments outstanding (2.2%)				$ (18,621,046)
(Proceeds received $(18,610,093))
U.S. Government Agency (2.2%)				(18,621,046)
Federal National Mortgage Association
15 Yr Pass Thru (B)	3.000	TBA	(1,380,000)	(1,372,290)
30 Yr Pass Thru (B)	3.000	TBA	(3,670,000)	(3,549,966)
30 Yr Pass Thru (B)	3.000	TBA	(3,670,000)	(3,550,970)
30 Yr Pass Thru (B)	4.000	TBA	(590,000)	(600,617)
94	JOHN HANCOCK SPECTRUM INCOME FUND | ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Rate (%)	Maturity date	Par value^	Value
U.S. Government Agency (continued)
30 Yr Pass Thru (B)	4.000	TBA	(590,000)	$(600,894)
Government National Mortgage Association
30 Yr Pass Thru (B)	3.000	TBA	(4,300,000)	(4,204,380)
30 Yr Pass Thru (B)	3.000	TBA	(2,085,000)	(2,039,532)
30 Yr Pass Thru (B)	4.500	TBA	(195,000)	(202,648)
30 Yr Pass Thru (B)	5.000	TBA	(2,380,000)	(2,499,749)

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
^All par values are denominated in U.S. dollars unless otherwise indicated.
Currency Abbreviations
ARS	Argentine Peso
AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CLP	Chilean Peso
COP	Colombian Peso
CZK	Czech Republic Koruna
EGP	Egyptian Pound
EUR	Euro
GBP	Pound Sterling
HUF	Hungarian Forint
IDR	Indonesian Rupiah
ILS	Israeli New Shekel
INR	Indian Rupee
JPY	Japanese Yen
KRW	Korean Won
MXN	Mexican Peso
MYR	Malaysian Ringgit
NOK	Norwegian Krone
PEN	Peruvian Nuevo Sol
PHP	Philippine Peso
PLN	Polish Zloty
RON	Romanian New Leu
RUB	Russian Ruble
SEK	Swedish Krona
SGD	Singapore Dollar
THB	Thai Bhat
TRY	Turkish Lira
ZAR	South African Rand
Security Abbreviations and Legend
ADR	American Depositary Receipt
CDOR	Canadian Dollar Offered Rate
CMT	Constant Maturity Treasury
COFI	11th Federal Home Loan Bank District Cost of Funds Index
CPI	Consumer Price Index
SEE NOTES TO FINANCIAL STATEMENTS	ANNUAL REPORT | JOHN HANCOCK SPECTRUM INCOME FUND	95

EURIBOR	Euro Interbank Offered Rate
IO	Interest-Only Security - (Interest Tranche of Stripped Mortgage Pool). Rate shown is the annualized yield at the end of the period.
ISDAFIX	International Swaps and Derivatives Association Fixed Interest Rate Swap Rate
LIBOR	London Interbank Offered Rate
PIK	Pay-in-Kind Security - Represents a payment-in-kind which may pay interest in additional par and/or cash. Rates shown are the current rate and most recent payment rate.
PO	Principal-Only Security - (Principal Tranche of Stripped Security). Rate shown is the annualized yield on date of purchase.
TBA	To Be Announced. A forward mortgage-backed securities trade issued by a U.S. Government Agency, to be delivered at an agreed-upon future settlement date.
(A)	Variable rate obligation. The coupon rate shown represents the rate at period end.
(B)	Security purchased or sold on a when-issued or delayed delivery basis.
(C)	These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration. Rule 144A securities amounted to $155,894,961 or 18.4% of the fund's net assets as of 8-31-18.
(D)	Non-income producing security.
(E)	Non-income producing - Issuer is in default.
(F)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(G)	Perpetual bonds have no stated maturity date. Date shown as maturity date is next call date.
(H)	Term loans are variable rate obligations. The coupon rate shown represents the rate at period end.
(I)	This position represents an unsettled loan commitment at period end. Certain details associated with this purchase are not known prior to the settlement date, including coupon rate, which is disclosed as TBD (To Be Determined).
(J)	Variable or floating rate security, the interest rate of which adjusts periodically based on a weighted average of interest rates and prepayments on the underlying pool of assets. The interest rate shown is the current rate as of period end.
(K)	All or a portion of this security is on loan as of 8-31-18.
(L)	For this type of option, notional amounts are equivalent to number of contracts.
(M)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.
(N)	The rate shown is the annualized seven-day yield as of 8-31-18.
*	Yield represents either the annualized yield at the date of purchase, the stated coupon rate or, for floating rate securities, the rate at period end.
96	JOHN HANCOCK SPECTRUM INCOME FUND | ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

DERIVATIVES
FUTURES
Open contracts	Number of contracts	Position	Expiration date	Notional basis*	Notional value*	Unrealized appreciation (depreciation)
10-Year Canada Government Bond Futures	13	Long	Dec 2018	$1,339,268	$1,342,736	$3,468
10-Year U.S. Treasury Note Futures	4	Long	Dec 2018	482,055	481,062	(993)
10-Year Ultra U.S. Treasury Bond Futures	8	Long	Dec 2018	1,026,699	1,024,375	(2,324)
2-Year U.S. Treasury Note Futures	322	Long	Dec 2018	68,086,425	68,057,719	(28,706)
3-Year South Korea Government Bond Futures	14	Long	Sep 2018	1,355,369	1,369,752	14,383
5-Year U.S. Treasury Note Futures	46	Long	Dec 2018	5,223,331	5,216,328	(7,003)
Euro-OAT Futures	4	Long	Dec 2018	706,298	708,290	1,992
U.S. Treasury Long Bond Futures	22	Long	Dec 2018	3,176,453	3,172,812	(3,641)
Ultra U.S. Treasury Bond Futures	120	Long	Dec 2018	19,205,352	19,117,498	(87,854)
10-Year U.S. Treasury Note Futures	168	Short	Dec 2018	(20,234,144)	(20,204,625)	29,519
10-Year Ultra U.S. Treasury Bond Futures	21	Short	Dec 2018	(2,695,024)	(2,688,984)	6,040
2-Year U.S. Treasury Note Futures	14	Short	Dec 2018	(2,960,105)	(2,959,031)	1,074
5-Year U.S. Treasury Note Futures	99	Short	Dec 2018	(11,241,617)	(11,226,445)	15,172
Euro SCHATZ Futures	9	Short	Dec 2018	(1,168,825)	(1,169,566)	(741)
Euro-BTP Italian Government Bond Futures	2	Short	Dec 2018	(281,851)	(280,391)	1,460
Euro-Buxl Futures	1	Short	Dec 2018	(203,478)	(205,847)	(2,369)
German Euro BOBL Futures	18	Short	Dec 2018	(2,743,297)	(2,749,793)	(6,496)
German Euro BUND Futures	1	Short	Dec 2018	(185,342)	(186,625)	(1,283)
U.K. Long Gilt Bond Futures	8	Short	Dec 2018	(1,270,202)	(1,268,758)	1,444
U.S. Treasury Long Bond Futures	2	Short	Dec 2018	(288,748)	(288,438)	310
Ultra U.S. Treasury Bond Futures	2	Short	Dec 2018	(320,075)	(318,625)	1,450
						$(65,098)
* Notional basis refers to the contractual amount agreed upon at inception of open contracts; notional value represents the current value of the open contract.
FORWARD FOREIGN CURRENCY CONTRACTS
Contract to buy		Contract to sell		Counterparty (OTC)	Contractual settlement date	Unrealized appreciation	Unrealized depreciation
ARS	4,068,000	USD	130,651	BNP Paribas SA	9/10/2018	—	$(21,050)
ARS	16,136,000	USD	550,717	BNP Paribas SA	10/5/2018	—	(128,308)
ARS	3,258,000	USD	104,928	Citibank N.A.	10/5/2018	—	(19,640)
ARS	422,000	USD	14,442	State Street Bank London	10/5/2018	—	(3,395)
ARS	4,362,000	USD	135,677	Citibank N.A.	11/13/2018	—	(26,408)
AUD	39,242	USD	30,037	Citibank N.A.	9/21/2018	—	(1,826)
AUD	1,067,000	USD	790,917	HSBC Bank USA	9/21/2018	—	(23,870)
AUD	825,000	USD	612,035	Bank of America, N.A.	10/19/2018	—	(18,923)
AUD	824,000	USD	611,935	BNP Paribas SA	10/19/2018	—	(19,542)
AUD	733,305	USD	541,414	Citibank N.A.	10/19/2018	—	(14,223)
AUD	38,213	USD	28,231	State Street Bank London	10/19/2018	—	(759)
BRL	799,000	USD	205,356	Barclays Bank PLC Wholesale	10/2/2018	—	(9,786)
BRL	1,974,695	USD	487,182	BNP Paribas SA	10/2/2018	—	(3,838)
BRL	5,823,623	USD	1,453,813	Deutsche Bank AG	10/2/2018	—	(28,371)
BRL	1,040,302	USD	267,941	HSBC Bank USA	10/2/2018	—	(13,307)
SEE NOTES TO FINANCIAL STATEMENTS	ANNUAL REPORT | JOHN HANCOCK SPECTRUM INCOME FUND	97

FORWARD FOREIGN CURRENCY CONTRACTS (continued)
Contract to buy		Contract to sell		Counterparty (OTC)	Contractual settlement date	Unrealized appreciation	Unrealized depreciation
BRL	3,273,062	USD	852,975	State Street Bank London	10/2/2018	—	$(51,831)
BRL	560,377	USD	136,581	BNP Paribas SA	11/5/2018	$200	—
BRL	1,874,623	USD	458,455	Deutsche Bank AG	11/5/2018	—	(884)
BRL	166,000	USD	44,231	State Street Bank London	11/5/2018	—	(3,713)
CAD	2,140,017	USD	1,629,337	Canadian Imperial Bank of Commerce	10/19/2018	11,949	—
CAD	890,000	USD	684,859	Goldman Sachs International	10/19/2018	—	(2,274)
CAD	293,000	USD	225,389	State Street Bank London	10/19/2018	—	(673)
CHF	651,000	USD	664,035	UBS AG London	11/23/2018	12,278	—
CLP	326,324,067	USD	498,561	Barclays Bank PLC Wholesale	9/7/2018	—	(19,752)
CLP	338,157,000	USD	520,089	BNP Paribas SA	9/7/2018	—	(23,918)
CLP	65,207,000	USD	99,401	HSBC Bank USA	9/7/2018	—	(3,724)
CLP	15,734,000	USD	24,856	State Street Bank London	9/7/2018	—	(1,770)
CLP	246,739,471	USD	378,653	BNP Paribas SA	10/5/2018	—	(16,214)
CNY	1,325,000	USD	191,872	HSBC Bank USA	11/9/2018	1,509	—
COP	572,520,000	USD	188,951	HSBC Bank USA	11/2/2018	—	(1,538)
COP	2,240,228,048	USD	773,377	JPMorgan Chase Bank N.A. London	11/2/2018	—	(40,045)
CZK	53,888,542	USD	2,454,500	Goldman Sachs International	10/12/2018	—	(25,400)
CZK	751,000	USD	34,465	State Street Bank London	10/12/2018	—	(612)
CZK	23,694,000	USD	1,117,441	Bank of America, N.A.	12/18/2018	—	(46,699)
CZK	944,000	USD	42,899	State Street Bank London	12/18/2018	—	(239)
DKK	2,047,000	USD	324,902	Citibank N.A.	10/12/2018	—	(5,216)
EUR	24,000	USD	27,489	State Street Bank London	10/19/2018	462	—
EUR	90,000	USD	103,313	Bank of America, N.A.	11/16/2018	1,735	—
EUR	87,570	USD	99,830	BNP Paribas SA	11/16/2018	2,382	—
EUR	270,000	USD	310,364	Citibank N.A.	11/16/2018	4,781	—
EUR	180,000	USD	206,950	State Street Bank London	11/16/2018	3,147	—
EUR	180,000	USD	209,520	UBS AG London	11/16/2018	576	—
EUR	87,000	USD	109,714	Bank of America, N.A.	12/18/2018	—	(7,905)
EUR	358,460	USD	422,979	State Street Bank London	12/18/2018	—	(3,506)
GBP	264,000	USD	336,844	Barclays Bank PLC Wholesale	11/23/2018	6,575	—
GBP	263,178	USD	336,376	BNP Paribas SA	11/23/2018	5,974	—
GBP	264,000	USD	336,861	Citibank N.A.	11/23/2018	6,558	—
GBP	283,000	USD	362,707	JPMorgan Chase Bank N.A. London	11/23/2018	5,428	—
GBP	110,119	USD	141,118	State Street Bank London	11/23/2018	2,128	—
HUF	52,721,361	USD	187,918	Bank of America, N.A.	10/12/2018	—	(119)
HUF	337,433,698	USD	1,223,131	HSBC Bank USA	10/12/2018	—	(21,158)
HUF	4,737,297	USD	17,218	State Street Bank London	10/12/2018	—	(343)
IDR	13,160,372,911	USD	899,178	Barclays Bank PLC Wholesale	11/2/2018	—	(32,388)
IDR	3,344,354,485	USD	227,060	HSBC Bank USA	11/2/2018	—	(6,789)
IDR	546,307,000	USD	36,024	JPMorgan Chase Bank N.A. London	11/2/2018	—	(42)
ILS	56,000	USD	15,389	State Street Bank London	9/20/2018	162	—
98	JOHN HANCOCK SPECTRUM INCOME FUND | ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

FORWARD FOREIGN CURRENCY CONTRACTS (continued)
Contract to buy		Contract to sell		Counterparty (OTC)	Contractual settlement date	Unrealized appreciation	Unrealized depreciation
JPY	22,037,000	USD	201,626	HSBC Bank USA	9/7/2018	—	$(3,266)
JPY	517,797,445	USD	4,638,640	Citibank N.A.	10/19/2018	$36,179	—
JPY	517,798,000	USD	4,635,779	HSBC Bank USA	10/19/2018	39,044	—
JPY	12,448,000	USD	111,820	State Street Bank London	10/19/2018	564	—
KRW	112,228,836	USD	102,402	Barclays Bank PLC Wholesale	9/7/2018	—	(1,644)
KRW	227,468,000	USD	203,392	Goldman Sachs International	9/7/2018	826	—
KRW	170,601,000	USD	152,647	HSBC Bank USA	9/7/2018	517	—
KRW	23,724,000	USD	21,234	BNP Paribas SA	11/9/2018	58	—
KRW	31,632,000	USD	28,290	HSBC Bank USA	11/9/2018	99	—
KRW	1,896,836	USD	1,702	Barclays Bank PLC Wholesale	12/7/2018	3	—
KRW	7,588,000	USD	6,804	Goldman Sachs International	12/7/2018	13	—
KRW	62,278,000	USD	55,903	HSBC Bank USA	12/7/2018	47	—
MXN	12,780,828	USD	663,677	BNP Paribas SA	11/16/2018	—	(2,161)
MXN	2,795,000	USD	149,002	Deutsche Bank AG	11/16/2018	—	(4,337)
MXN	3,679,000	USD	193,755	Goldman Sachs International	11/16/2018	—	(3,336)
MYR	1,847,974	USD	450,539	JPMorgan Chase Bank N.A. London	11/9/2018	—	(3,733)
NOK	149,399	USD	17,957	UBS AG London	11/16/2018	—	(92)
NZD	173,000	USD	114,245	JPMorgan Chase Bank N.A. London	11/16/2018	227	—
PEN	732,000	USD	223,769	BNP Paribas SA	9/7/2018	—	(1,973)
PEN	309,000	USD	94,121	JPMorgan Chase Bank N.A. London	9/7/2018	—	(494)
PEN	79,000	USD	24,100	State Street Bank London	9/7/2018	—	(163)
PEN	595,000	USD	179,444	HSBC Bank USA	12/7/2018	111	—
PHP	11,132,000	USD	209,445	HSBC Bank USA	10/5/2018	—	(2,299)
PLN	1,065,692	USD	288,989	BNP Paribas SA	10/12/2018	—	(1,288)
PLN	5,408,627	USD	1,439,586	Citibank N.A.	11/16/2018	21,755	—
PLN	689,000	USD	182,824	Goldman Sachs International	11/16/2018	3,335	—
RON	101,000	USD	25,458	State Street Bank London	10/12/2018	—	(216)
RUB	39,364,033	USD	602,077	State Street Bank London	10/12/2018	—	(20,739)
SEK	797,000	USD	89,497	Citibank N.A.	11/16/2018	—	(1,847)
SEK	2,391,836	USD	267,335	JPMorgan Chase Bank N.A. London	11/16/2018	—	(4,294)
SGD	34,000	USD	24,831	State Street Bank London	11/9/2018	—	(32)
THB	9,448,000	USD	282,508	Barclays Bank PLC Wholesale	11/2/2018	6,658	—
THB	9,449,290	USD	283,767	BNP Paribas SA	11/2/2018	5,439	—
THB	13,340,000	USD	400,657	JPMorgan Chase Bank N.A. London	11/2/2018	7,628	—
TRY	2,964,867	USD	610,569	Barclays Bank PLC Wholesale	9/14/2018	—	(161,744)
TRY	1,307,945	USD	250,558	BNP Paribas SA	9/14/2018	—	(52,560)
TRY	1,020,000	USD	209,439	Citibank N.A.	9/14/2018	—	(55,030)
TRY	395,055	USD	82,514	Deutsche Bank AG	9/14/2018	—	(22,710)
TRY	277,000	USD	55,393	State Street Bank London	9/14/2018	—	(13,460)
TWD	22,483,000	USD	733,301	Barclays Bank PLC Wholesale	9/7/2018	—	(1,017)
SEE NOTES TO FINANCIAL STATEMENTS	ANNUAL REPORT | JOHN HANCOCK SPECTRUM INCOME FUND	99

FORWARD FOREIGN CURRENCY CONTRACTS (continued)
Contract to buy		Contract to sell		Counterparty (OTC)	Contractual settlement date	Unrealized appreciation	Unrealized depreciation
TWD	6,266,000	USD	208,360	Goldman Sachs International	9/7/2018	—	$(4,273)
TWD	1,208,000	USD	39,189	JPMorgan Chase Bank N.A. London	9/7/2018	$156	—
TWD	888,000	USD	29,039	JPMorgan Chase Bank N.A. London	11/9/2018	38	—
USD	274,606	ARS	7,734,000	BNP Paribas SA	9/10/2018	66,236	—
USD	105,038	ARS	4,107,000	BNP Paribas SA	10/5/2018	—	(2,475)
USD	102,572	ARS	3,258,000	Citibank N.A.	10/5/2018	17,284	—
USD	129,048	ARS	3,907,000	Deutsche Bank AG	11/13/2018	31,177	—
USD	265,602	AUD	347,000	Citibank N.A.	9/21/2018	16,150	—
USD	531,976	AUD	720,000	HSBC Bank USA	9/21/2018	14,380	—
USD	104,437	BRL	418,000	Barclays Bank PLC Wholesale	10/2/2018	2,124	—
USD	187,054	BRL	725,770	BNP Paribas SA	10/2/2018	9,408	—
USD	667,793	BRL	2,602,000	Deutsche Bank AG	10/2/2018	30,904	—
USD	1,746,573	BRL	6,690,966	State Street Bank London	10/2/2018	108,833	—
USD	373,049	BRL	1,403,000	Deutsche Bank AG	11/5/2018	30,595	—
USD	137,632	BRL	516,000	Goldman Sachs International	11/5/2018	11,683	—
USD	355,402	BRL	1,333,932	HSBC Bank USA	11/5/2018	29,807	—
USD	438,026	BRL	1,647,000	State Street Bank London	11/5/2018	36,015	—
USD	95,670	CAD	126,000	Citibank N.A.	9/21/2018	—	(912)
USD	94,825	CAD	125,000	HSBC Bank USA	9/21/2018	—	(990)
USD	192,652	CAD	252,000	JPMorgan Chase Bank N.A. London	9/21/2018	—	(512)
USD	822,276	CAD	1,080,000	Canadian Imperial Bank of Commerce	10/19/2018	—	(6,030)
USD	131,681	CAD	171,000	Royal Bank of Canada (UK)	10/19/2018	533	—
USD	32,123	CAD	41,669	State Street Bank London	10/19/2018	165	—
USD	194,824	CHF	191,000	UBS AG London	11/23/2018	—	(3,602)
USD	583,228	CLP	366,767,000	Barclays Bank PLC Wholesale	9/7/2018	45,079	—
USD	441,063	CLP	276,680,067	BNP Paribas SA	9/7/2018	35,096	—
USD	162,724	CLP	101,975,000	State Street Bank London	9/7/2018	13,098	—
USD	246,922	CLP	158,943,000	BNP Paribas SA	10/5/2018	13,448	—
USD	163,122	CLP	105,960,689	Citibank N.A.	10/5/2018	7,475	—
USD	82,920	CLP	52,981,000	HSBC Bank USA	10/5/2018	5,096	—
USD	724,670	CLP	466,198,575	State Street Bank London	10/5/2018	39,865	—
USD	311,684	CLP	204,547,962	Barclays Bank PLC Wholesale	11/5/2018	11,198	—
USD	310,135	CLP	204,549,000	BNP Paribas SA	11/5/2018	9,648	—
USD	104,209	CLP	68,183,000	Citibank N.A.	11/5/2018	4,047	—
USD	104,319	CLP	68,183,000	State Street Bank London	11/5/2018	4,157	—
USD	296,271	CLP	195,618,067	Barclays Bank PLC Wholesale	12/7/2018	8,852	—
USD	196,111	CLP	130,414,000	BNP Paribas SA	12/7/2018	4,496	—
USD	99,412	CLP	65,207,000	HSBC Bank USA	12/7/2018	3,604	—
USD	57,952	COP	168,176,000	Barclays Bank PLC Wholesale	11/2/2018	2,900	—
USD	244,822	COP	751,443,000	Deutsche Bank AG	11/2/2018	—	(1,160)
100	JOHN HANCOCK SPECTRUM INCOME FUND | ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

FORWARD FOREIGN CURRENCY CONTRACTS (continued)
Contract to buy		Contract to sell		Counterparty (OTC)	Contractual settlement date	Unrealized appreciation	Unrealized depreciation
USD	1,178,102	COP	3,470,063,171	JPMorgan Chase Bank N.A. London	11/2/2018	$42,187	—
USD	49,848	COP	148,496,040	State Street Bank London	11/2/2018	1,238	—
USD	19,327	CZK	427,000	JPMorgan Chase Bank N.A. London	10/12/2018	80	—
USD	20,452	CZK	460,000	State Street Bank London	10/12/2018	—	$(283)
USD	124,039	CZK	2,513,000	Bank of America, N.A.	12/18/2018	10,475	—
USD	33,572	CZK	685,000	JPMorgan Chase Bank N.A. London	12/18/2018	2,616	—
USD	33,402	CZK	677,000	State Street Bank London	12/18/2018	2,808	—
USD	31,107	DKK	197,000	State Street Bank London	10/12/2018	341	—
USD	114,359	EGP	2,114,495	Deutsche Bank AG	10/9/2018	—	(2,860)
USD	37,493	EGP	679,000	HSBC Bank USA	10/9/2018	—	(148)
USD	264,801	EUR	224,634	BNP Paribas SA	10/19/2018	3,183	—
USD	635,603	EUR	553,593	Bank of America, N.A.	11/16/2018	—	(10,553)
USD	540,305	EUR	471,798	BNP Paribas SA	11/16/2018	—	(10,379)
USD	1,226,445	EUR	1,067,000	Citibank N.A.	11/16/2018	—	(18,961)
USD	326,513	EUR	279,895	HSBC Bank USA	11/16/2018	—	(181)
USD	248,892	EUR	214,728	JPMorgan Chase Bank N.A. London	11/16/2018	—	(1,740)
USD	1,140,486	EUR	990,000	State Street Bank London	11/16/2018	—	(15,046)
USD	710,041	EUR	610,000	UBS AG London	11/16/2018	—	(1,953)
USD	1,110,642	EUR	918,000	Bank of America, N.A.	12/18/2018	36,390	—
USD	310,024	GBP	237,944	Bank of America, N.A.	10/19/2018	972	—
USD	644,350	GBP	488,000	Citibank N.A.	10/19/2018	10,513	—
USD	171,934	GBP	131,737	State Street Bank London	10/19/2018	827	—
USD	99,522	GBP	78,000	Barclays Bank PLC Wholesale	11/23/2018	—	(1,943)
USD	97,138	GBP	76,000	BNP Paribas SA	11/23/2018	—	(1,725)
USD	99,527	GBP	78,000	Citibank N.A.	11/23/2018	—	(1,938)
USD	138,974	GBP	108,000	JPMorgan Chase Bank N.A. London	11/23/2018	—	(1,516)
USD	255,368	IDR	3,730,676,000	Goldman Sachs International	11/2/2018	9,652	—
USD	296,048	IDR	4,379,146,000	HSBC Bank USA	11/2/2018	7,622	—
USD	39,794	IDR	591,337,000	State Street Bank London	11/2/2018	846	—
USD	109,812	ILS	386,000	Canadian Imperial Bank of Commerce	9/20/2018	2,619	—
USD	54,624	ILS	191,863	Citibank N.A.	9/20/2018	1,344	—
USD	55,005	ILS	193,000	Deutsche Bank AG	9/20/2018	1,408	—
USD	13,874	ILS	50,190	Goldman Sachs International	9/20/2018	—	(64)
USD	55,022	ILS	193,000	HSBC Bank USA	9/20/2018	1,425	—
USD	10,095	ILS	36,500	BNP Paribas SA	10/18/2018	—	(61)
USD	539,687	ILS	1,944,103	Citibank N.A.	10/18/2018	—	(1,209)
USD	58,157	ILS	210,649	Goldman Sachs International	10/18/2018	—	(451)
USD	187,112	ILS	673,487	Citibank N.A.	11/21/2018	—	(716)
USD	56,940	ILS	208,000	Bank of America, N.A.	12/12/2018	—	(1,158)
SEE NOTES TO FINANCIAL STATEMENTS	ANNUAL REPORT | JOHN HANCOCK SPECTRUM INCOME FUND	101

FORWARD FOREIGN CURRENCY CONTRACTS (continued)
Contract to buy		Contract to sell		Counterparty (OTC)	Contractual settlement date	Unrealized appreciation	Unrealized depreciation
USD	57,261	ILS	209,000	Barclays Bank PLC Wholesale	12/12/2018	—	$(1,116)
USD	56,994	ILS	208,000	BNP Paribas SA	12/12/2018	—	(1,104)
USD	56,863	ILS	208,000	Citibank N.A.	12/12/2018	—	(1,234)
USD	56,943	ILS	208,000	HSBC Bank USA	12/12/2018	—	(1,155)
USD	1,523,977	INR	106,020,000	BNP Paribas SA	11/2/2018	$39,696	—
USD	2,211,394	INR	154,710,774	HSBC Bank USA	11/2/2018	45,442	—
USD	19,517	INR	1,381,000	State Street Bank London	11/2/2018	183	—
USD	200,589	JPY	22,037,000	Deutsche Bank AG	9/7/2018	2,229	—
USD	52,107	JPY	5,849,000	Citibank N.A.	10/19/2018	—	(700)
USD	20,793	JPY	2,298,000	JPMorgan Chase Bank N.A. London	10/19/2018	46	—
USD	36,786	JPY	4,093,617	State Street Bank London	10/19/2018	—	(172)
USD	210,133	KRW	225,802,836	Barclays Bank PLC Wholesale	9/7/2018	7,410	—
USD	6,785	KRW	7,588,000	Goldman Sachs International	9/7/2018	—	(28)
USD	251,557	KRW	276,907,000	HSBC Bank USA	9/7/2018	2,953	—
USD	88,755	KRW	99,162,000	BNP Paribas SA	11/9/2018	—	(241)
USD	118,251	KRW	132,219,000	HSBC Bank USA	11/9/2018	—	(412)
USD	51,014	KRW	56,869,000	Barclays Bank PLC Wholesale	12/7/2018	—	(76)
USD	203,980	KRW	227,468,000	Goldman Sachs International	12/7/2018	—	(374)
USD	153,088	KRW	170,601,000	HSBC Bank USA	12/7/2018	—	(178)
USD	145,591	MXN	2,803,740	BNP Paribas SA	11/16/2018	474	—
USD	283,706	MXN	5,328,000	Citibank N.A.	11/16/2018	7,937	—
USD	271,089	MXN	5,225,938	Goldman Sachs International	11/16/2018	603	—
USD	164,537	MXN	3,182,000	JPMorgan Chase Bank N.A. London	11/16/2018	—	(158)
USD	49,520	MYR	200,422	Deutsche Bank AG	10/12/2018	1,052	—
USD	492,246	MYR	1,995,760	JPMorgan Chase Bank N.A. London	10/12/2018	9,608	—
USD	239,025	MYR	973,382	JPMorgan Chase Bank N.A. London	11/9/2018	3,679	—
USD	337,988	PEN	1,120,000	HSBC Bank USA	9/7/2018	—	(1,372)
USD	135,102	PHP	7,296,000	JPMorgan Chase Bank N.A. London	10/5/2018	—	(662)
USD	17,681	PLN	65,000	JPMorgan Chase Bank N.A. London	11/16/2018	119	—
USD	62,415	RON	251,000	Bank of America, N.A.	10/12/2018	—	(316)
USD	125,457	RON	503,961	Citibank N.A.	10/12/2018	—	(494)
USD	191,578	RON	770,218	Deutsche Bank AG	10/12/2018	—	(918)
USD	642,683	RON	2,579,220	Goldman Sachs International	10/12/2018	—	(1,923)
USD	509,856	RON	2,046,617	HSBC Bank USA	10/12/2018	—	(1,641)
USD	62,656	RON	251,000	State Street Bank London	10/12/2018	—	(75)
USD	403,156	RUB	26,826,116	State Street Bank London	10/12/2018	6,981	—
USD	1,301,319	SGD	1,778,255	Citibank N.A.	11/9/2018	4,331	—
USD	103,689	THB	3,390,000	Bank of America, N.A.	11/2/2018	—	(66)
USD	113,142	THB	3,752,799	JPMorgan Chase Bank N.A. London	11/2/2018	—	(1,717)
102	JOHN HANCOCK SPECTRUM INCOME FUND | ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

FORWARD FOREIGN CURRENCY CONTRACTS (continued)
Contract to buy		Contract to sell		Counterparty (OTC)	Contractual settlement date	Unrealized appreciation	Unrealized depreciation
USD	398,865	TRY	2,090,000	Barclays Bank PLC Wholesale	9/14/2018	$82,478	—
USD	84,133	TRY	418,000	BNP Paribas SA	9/14/2018	20,856	—
USD	197,780	TRY	1,041,000	Citibank N.A.	9/14/2018	40,192	—
USD	69,158	TRY	434,000	HSBC Bank USA	9/14/2018	3,458	—
USD	88,202	TRY	417,000	State Street Bank London	9/14/2018	25,076	—
USD	1,011,480	TWD	29,957,000	Barclays Bank PLC Wholesale	9/7/2018	35,764	—
USD	313,803	TWD	9,560,000	Citibank N.A.	11/9/2018	775	—
USD	234,813	TWD	7,170,000	Goldman Sachs International	11/9/2018	42	—
USD	21,678	TWD	659,000	HSBC Bank USA	11/9/2018	100	—
USD	156,736	TWD	4,777,000	JPMorgan Chase Bank N.A. London	11/9/2018	320	—
USD	738,601	TWD	22,483,000	Barclays Bank PLC Wholesale	12/7/2018	885	—
USD	1,264,416	ZAR	17,092,390	Citibank N.A.	11/9/2018	111,691	—
ZAR	948,000	USD	65,440	Barclays Bank PLC Wholesale	11/9/2018	—	$(1,506)
ZAR	2,331,290	USD	159,235	JPMorgan Chase Bank N.A. London	11/9/2018	—	(2,010)
						$1,392,820	$(1,120,920)
WRITTEN OPTIONS
Options on exchange-traded futures contracts
Name of issuer		Exercise price	Expiration date	Number of contracts	Notional amount	Premium	Value
Calls
10-Year U.S. Treasury Note Futures	USD	121.00	Oct 2018	30	30,000	$8,855	$(11,250)
						$8,855	$(11,250)
Puts
10-Year U.S. Treasury Note Futures	USD	119.00	Oct 2018	30	30,000	$8,855	$(6,094)
						$8,855	$(6,094)
						$17,710	$(17,344)

Credit default swaptions
Description	Counterparty (OTC)	Index	Buy/sell protection	Exercise rate	Expiration date		Notional amount*	Premium	Value
Calls
5-Year Credit Default Swap	Citibank N.A.	CDX.IG.30	Buy	0.625%	Sep 2018	USD	3,600,000	$3,528	$(4,636)
								$3,528	$(4,636)
Puts
5-Year Credit Default Swap	Bank of America N.A.	CDX.IG.30	Sell	0.725%	Sep 2018	USD	3,790,000	$1,705	$(307)
5-Year Credit Default Swap	Bank of America N.A.	CDX.IG.30	Sell	0.725%	Sep 2018	USD	3,800,000	1,330	(308)
5-Year Credit Default Swap	Barclays Bank PLC	CDX.HY.30	Sell	1.040%	Sep 2018	USD	1,900,000	2,470	(177)
5-Year Credit Default Swap	Deutsche Bank AG	CDX.HY.30	Sell	1.040%	Sep 2018	USD	1,900,000	1,900	(177)
SEE NOTES TO FINANCIAL STATEMENTS	ANNUAL REPORT | JOHN HANCOCK SPECTRUM INCOME FUND	103

Credit default swaptions
Description	Counterparty (OTC)	Index	Buy/sell protection	Exercise rate	Expiration date		Notional amount*	Premium	Value
5-Year Credit Default Swap	Goldman Sachs International	CDX.HY.30	Sell	1.020%	Oct 2018	USD	1,900,000	$3,610	$(1,745)
5-Year Credit Default Swap	JPMorgan Chase Bank N.A.	CDX.IG.30	Sell	0.850%	Oct 2018	USD	3,800,000	2,090	(807)
								$13,105	$(3,521)
								$16,633	$(8,157)
* For this type of option, notional amounts are equivalent to number of contracts.
SWAPS
Interest rate swaps
Counterparty (OTC)/ Centrally cleared	Notional amount	Currency	Payments made	Payments received	Fixed payment frequency	Floating payment frequency	Maturity date	Unamortized upfront payment paid (received)	Unrealized appreciation (depreciation)	Value
Citibank N.A.	20,300,000	INR	Fixed 6.175%	INR MIFOR	Semi-Annual	Semi-Annual	Oct 2021	$2	$8,680	$8,682
Goldman Sachs and Company	1,350,000	BRL	Fixed 9.945%	BRL CDI	At Maturity	At Maturity	Jul 2021	—	(5,534)	(5,534)
Goldman Sachs and Company	550,000	BRL	BRL CDI	Fixed 10.210%	At Maturity	At Maturity	Jul 2021	—	3,367	3,367
Goldman Sachs and Company	1,450,000	BRL	BRL CDI	Fixed 9.525%	At Maturity	At Maturity	Jan 2022	—	(2,241)	(2,241)
								$2	$4,272	$4,274
Centrally cleared	550,000	USD	USD LIBOR BBA	Fixed 2.830%	Semi-Annual	Semi-Annual	Sep 2020	—	126	126
Centrally cleared	2,900,000	PLN	Fixed 2.427%	PLN WIBOR WIBO	Annual	Semi-Annual	Oct 2022	—	(15,576)	(15,576)
Centrally cleared	2,600,000	CZK	CZK PRIBOR PRBO	Fixed 1.385%	Annual	Semi-Annual	Oct 2022	—	(2,677)	(2,677)
Centrally cleared	750,000	PLN	Fixed 2.580%	PLN WIBOR WIBO	Annual	Semi-Annual	Nov 2022	—	(5,378)	(5,378)
Centrally cleared	1,150,000	PLN	Fixed 2.555%	PLN WIBOR WIBO	Annual	Semi-Annual	Nov 2022	—	(7,874)	(7,874)
Centrally cleared	8,300,000	CZK	CZK PRIBOR PRBO	Fixed 1.740%	Annual	Semi-Annual	Feb 2023	—	(3,988)	(3,988)
Centrally cleared	33,291,133	HUF	Fixed 1.415%	HUF BUBOR Reuters	Annual	Semi-Annual	May 2023	—	2,347	2,347
Centrally cleared	42,126,600	HUF	Fixed 1.450%	HUF BUBOR Reuters	Annual	Semi-Annual	May 2023	—	3,288	3,288
Centrally cleared	66,582,267	HUF	Fixed 1.515%	HUF BUBOR Reuters	Annual	Semi-Annual	May 2023	—	3,547	3,547
Centrally cleared	500,000	PLN	Fixed 2.575%	PLN WIBOR WIBO	Annual	Semi-Annual	Jun 2023	—	(1,332)	(1,332)
Centrally cleared	3,100,000	CZK	CZK PRIBOR PRBO	Fixed 1.968%	Annual	Semi-Annual	Jul 2023	—	(1,306)	(1,306)
Centrally cleared	10,000,000	CZK	CZK PRIBOR PRBO	Fixed 2.010%	Annual	Semi-Annual	Jul 2023	—	(3,385)	(3,385)
Centrally cleared	360,000	USD	Fixed 2.880%	USD LIBOR BBA	Semi-Annual	Semi-Annual	Sep 2023	—	(268)	(268)
Centrally cleared	628,859	PLN	Fixed 3.149%	PLN WIBOR WIBO	Annual	Semi-Annual	Feb 2028	—	(6,997)	(6,997)
Centrally cleared	476,136	PLN	Fixed 3.158%	PLN WIBOR WIBO	Annual	Semi-Annual	Feb 2028	—	(5,400)	(5,400)
Centrally cleared	375,000	USD	Fixed 3.071%	USD LIBOR BBA	Semi-Annual	Quarterly	May 2048	—	(7,740)	(7,740)
Centrally cleared	375,000	USD	Fixed 3.052%	USD LIBOR BBA	Semi-Annual	Quarterly	Jun 2048	—	(3,902)	(3,902)
Centrally cleared	1,100,000	USD	Fixed 3.010%	USD LIBOR BBA	Semi-Annual	Quarterly	Jun 2048	—	(1,538)	(1,538)
								—	$(58,053)	$(58,053)
								$2	$(53,781)	$(53,779)

104	JOHN HANCOCK SPECTRUM INCOME FUND | ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

Credit default swaps - Buyer
Counterparty (OTC)/ Centrally cleared	Reference obligation	Notional amount	Currency	USD notional amount	Pay fixed rate	Fixed payment frequency	Maturity date	Unamortized upfront payment paid (received)	Unrealized appreciation (depreciation)	Value
Barclays Bank PLC	Federative Republic of Brazil	325,000	USD	$ 325,000	1.000%	Quarterly	Dec 2022	$ 10,889	$ 11,925	$ 22,814
Barclays Bank PLC	Penerbangan Malaysia BHD	325,000	USD	325,000	1.000%	Quarterly	Dec 2022	(4,465)	2,273	(2,192)
Barclays Bank PLC	Republic of Indonesia	160,000	USD	160,000	1.000%	Quarterly	Dec 2022	96	79	175
Barclays Bank PLC	Republic of Turkey	475,000	USD	475,000	1.000%	Quarterly	Dec 2022	14,993	69,085	84,078
Barclays Bank PLC	Russian Federation	105,000	USD	105,000	1.000%	Quarterly	Dec 2022	(1,262)	(63)	(1,325)
Barclays Bank PLC	United Mexican States	45,000	USD	45,000	1.000%	Quarterly	Dec 2022	(36)	(16)	(52)
Barclays Bank PLC	CVS Health Corp.	200,000	USD	200,000	1.000%	Quarterly	Jun 2023	1,312	481	1,793
Barclays Bank PLC	Federative Republic of Brazil	200,000	USD	200,000	1.000%	Quarterly	Jun 2023	12,091	4,782	16,873
Barclays Bank PLC	Russian Federation	200,000	USD	200,000	1.000%	Quarterly	Jun 2023	4,199	1,644	5,843
Barclays Bank PLC	United Mexican States	150,000	USD	150,000	1.000%	Quarterly	Jun 2023	1,627	(282)	1,345
Barclays Bank PLC	Russian Federation	150,000	USD	150,000	1.000%	Quarterly	Jun 2028	14,062	(2,231)	11,831
BNP Paribas SA	Republic of Indonesia	305,000	USD	305,000	1.000%	Quarterly	Jun 2023	2,115	593	2,708
Citibank N.A.	Anadarko Petroleum Corp.	55,000	USD	55,000	1.000%	Quarterly	Dec 2022	(617)	(162)	(779)
Citibank N.A.	Republic of Argentina	115,000	USD	115,000	5.000%	Quarterly	Jun 2023	(2,635)	14,053	11,418
Citibank N.A.	Republic of Turkey	120,000	USD	120,000	1.000%	Quarterly	Jun 2023	19,710	1,838	21,548
Goldman Sachs and Company	CDX.EM.29	590,000	USD	590,000	1.000%	Quarterly	Jun 2023	10,116	23,691	33,807
Goldman Sachs and Company	CenturyLink, Inc.	279,606	USD	279,606	1.000%	Quarterly	Jun 2023	36,310	(21,892)	14,418
Goldman Sachs and Company	Murphy Oil Corp.	290,000	USD	290,000	1.000%	Quarterly	Jun 2023	14,931	(7,599)	7,332
Goldman Sachs and Company	Republic of Turkey	80,000	USD	80,000	1.000%	Quarterly	Jun 2023	7,975	6,661	14,636
JPMorgan Chase Bank N.A.	The Kroger Company	75,000	USD	75,000	1.000%	Quarterly	Dec 2022	149	(1,461)	(1,312)
JPMorgan Chase Bank N.A.	The Kroger Company	75,000	USD	75,000	1.000%	Quarterly	Dec 2022	149	(1,512)	(1,363)
JPMorgan Chase Bank N.A.	The Kroger Company	100,000	USD	100,000	1.000%	Quarterly	Dec 2022	—	(1,836)	(1,836)
JPMorgan Chase Bank N.A.	The Kroger Company	143,000	USD	143,000	1.000%	Quarterly	Dec 2022	(513)	(1,900)	(2,413)
JPMorgan Chase Bank N.A.	The Kroger Company	102,000	USD	102,000	1.000%	Quarterly	Dec 2022	(652)	(1,017)	(1,669)
JPMorgan Chase Bank N.A.	The Kroger Company	100,000	USD	100,000	1.000%	Quarterly	Dec 2022	(1,280)	(855)	(2,135)
JPMorgan Chase Bank N.A.	Republic of Korea	300,000	USD	300,000	1.000%	Quarterly	Jun 2023	(6,204)	(2,030)	(8,234)
JPMorgan Chase Bank N.A.	Russian Federation	300,000	USD	300,000	1.000%	Quarterly	Jun 2023	5,199	3,565	8,764
Merrill Lynch	Anadarko Petroleum Corp.	25,000	USD	25,000	1.000%	Quarterly	Dec 2022	(291)	(124)	(415)
Merrill Lynch	Anadarko Petroleum Corp.	55,000	USD	55,000	1.000%	Quarterly	Dec 2022	(615)	(174)	(789)
Merrill Lynch	Anadarko Petroleum Corp.	60,000	USD	60,000	1.000%	Quarterly	Dec 2022	(673)	(258)	(931)
Merrill Lynch	Republic of Turkey	205,000	USD	205,000	1.000%	Quarterly	Jun 2023	8,632	27,676	36,308
				$5,709,606				$ 145,312	$124,934	$ 270,246
Centrally cleared	CDX.NA.HY	1,100,000	USD	1,100,000	5.000%	Quarterly	Jun 2023	(60,592)	(15,916)	(76,508)
Centrally cleared	CDX.NA.HY	260,000	USD	260,000	5.000%	Quarterly	Jun 2023	(16,554)	(1,386)	(17,940)
SEE NOTES TO FINANCIAL STATEMENTS	ANNUAL REPORT | JOHN HANCOCK SPECTRUM INCOME FUND	105

Credit default swaps - Buyer (continued)
Counterparty (OTC)/ Centrally cleared	Reference obligation	Notional amount	Currency	USD notional amount	Pay fixed rate	Fixed payment frequency	Maturity date	Unamortized upfront payment paid (received)	Unrealized appreciation (depreciation)	Value
Centrally cleared	CDX.NA.IG	2,000,000	USD	$ 2,000,000	1.000%	Quarterly	Jun 2023	$ (31,599)	$ (14,891)	$ (46,490)
				$3,360,000				$(108,745)	$ (32,193)	$(140,938)
				$9,069,606				$ 36,567	$ 92,741	$ 129,308

Credit default swaps - Seller
Counterparty (OTC)/ Centrally cleared	Reference obligation	Implied credit spread	Notional amount	Currency	USD notional amount	Received fixed rate	Fixed payment frequency	Maturity date	Unamortized upfront payment paid (received)	Unrealized appreciation (depreciation)	Value
Barclays Bank PLC	21st Century Fox America, Inc.	0.352%	270,000	USD	$270,000	1.000%	Quarterly	Jun 2023	$ 7,981	$ 441	$ 8,422
Barclays Bank PLC	Federative Republic of Brazil	3.009%	275,000	USD	275,000	1.000%	Quarterly	Jun 2023	(15,240)	(7,808)	(23,048)
Barclays Bank PLC	Republic of Argentina	7.838%	65,000	USD	65,000	5.000%	Quarterly	Jun 2023	(5,216)	(679)	(5,895)
Barclays Bank PLC	Republic of Argentina	7.838%	87,000	USD	87,000	5.000%	Quarterly	Jun 2023	(7,719)	(172)	(7,891)
BNP Paribas SA	CVS Health Corp.	0.667%	455,000	USD	455,000	1.000%	Quarterly	Jun 2023	6,229	1,217	7,446
Citibank N.A.	Republic of Colombia	1.117%	240,000	USD	240,000	1.000%	Quarterly	Jun 2023	(579)	(175)	(754)
Citibank N.A.	Republic of Colombia	1.117%	50,000	USD	50,000	1.000%	Quarterly	Jun 2023	(110)	(1,213)	(1,323)
Citibank N.A.	Republic of Colombia	1.117%	90,000	USD	90,000	1.000%	Quarterly	Jun 2023	(237)	(451)	(688)
Citibank N.A.	Republic of Colombia	1.117%	190,000	USD	190,000	1.000%	Quarterly	Jun 2023	(417)	(180)	(597)
Citibank N.A.	United Mexican States	1.203%	200,000	USD	200,000	1.000%	Quarterly	Jun 2023	(1,225)	(162)	(1,387)
Goldman Sachs and Company	Chesapeake Energy Corp.	4.794%	80,000	USD	80,000	5.000%	Quarterly	Jun 2023	—	1,491	1,491
Goldman Sachs and Company	Chesapeake Energy Corp.	4.794%	45,000	USD	45,000	5.000%	Quarterly	Jun 2023	(220)	440	220
Goldman Sachs and Company	CVS Health Corp.	0.667%	260,000	USD	260,000	1.000%	Quarterly	Jun 2023	3,093	1,301	4,394
Goldman Sachs and Company	Federative Republic of Brazil	3.009%	130,000	USD	130,000	1.000%	Quarterly	Jun 2023	(10,403)	(308)	(10,711)
Goldman Sachs and Company	Federative Republic of Brazil	3.009%	135,000	USD	135,000	1.000%	Quarterly	Jun 2023	(10,539)	(584)	(11,123)
Goldman Sachs and Company	Federative Republic of Brazil	3.009%	130,000	USD	130,000	1.000%	Quarterly	Jun 2023	(10,250)	(461)	(10,711)
Goldman Sachs and Company	Federative Republic of Brazil	3.009%	75,000	USD	75,000	1.000%	Quarterly	Jun 2023	(6,031)	(148)	(6,179)
JPMorgan Chase Bank N.A.	Humana, Inc.	0.105%	180,000	USD	180,000	1.000%	Quarterly	Dec 2018	67	(172)	(105)
JPMorgan Chase Bank N.A.	American Airlines Group, Inc.	0.856%	245,000	USD	245,000	5.000%	Quarterly	Jun 2020	16,691	3,693	20,384
JPMorgan Chase Bank N.A.	International Paper Company	0.638%	470,000	USD	470,000	1.000%	Quarterly	Jun 2023	4,544	3,721	8,265
JPMorgan Chase Bank N.A.	International Paper Company	0.638%	520,000	USD	520,000	1.000%	Quarterly	Jun 2023	4,556	4,621	9,177
106	JOHN HANCOCK SPECTRUM INCOME FUND | ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

Credit default swaps - Seller (continued)
Counterparty (OTC)/ Centrally cleared	Reference obligation	Implied credit spread	Notional amount	Currency	USD notional amount	Received fixed rate	Fixed payment frequency	Maturity date	Unamortized upfront payment paid (received)	Unrealized appreciation (depreciation)	Value
JPMorgan Chase Bank N.A.	Republic of South Africa	2.292%	179,983	USD	$ 179,983	1.000%	Quarterly	Jun 2023	$ (6,160)	$ (3,467)	$ (9,627)
JPMorgan Chase Bank N.A.	Republic of South Africa	2.292%	290,017	USD	290,017	1.000%	Quarterly	Jun 2023	(9,577)	(5,940)	(15,517)
JPMorgan Chase Bank N.A.	Republic of South Africa	2.292%	118,000	USD	118,000	1.000%	Quarterly	Jun 2023	(4,354)	(1,954)	(6,308)
JPMorgan Chase Bank N.A.	United Mexican States	1.203%	380,000	USD	380,000	1.000%	Quarterly	Jun 2023	(1,993)	(643)	(2,636)
					$5,160,000				$(47,109)	$(7,592)	$(54,701)

Derivatives Currency Abbreviations
ARS	Argentine Peso
AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CHF	Swiss Franc
CLP	Chilean Peso
CNY	Chinese Yuan Renminbi
COP	Colombian Peso
CZK	Czech Republic Koruna
DKK	Danish Krone
EGP	Egyptian Pound
EUR	Euro
GBP	Pound Sterling
HUF	Hungarian Forint
IDR	Indonesian Rupiah
ILS	Israeli New Shekel
INR	Indian Rupee
JPY	Japanese Yen
KRW	Korean Won
MXN	Mexican Peso
MYR	Malaysian Ringgit
NOK	Norwegian Krone
NZD	New Zealand Dollar
PEN	Peruvian Nuevo Sol
PHP	Philippine Peso
PLN	Polish Zloty
RON	Romanian New Leu
RUB	Russian Ruble
SEK	Swedish Krona
SGD	Singapore Dollar
THB	Thai Bhat
TRY	Turkish Lira
SEE NOTES TO FINANCIAL STATEMENTS	ANNUAL REPORT | JOHN HANCOCK SPECTRUM INCOME FUND	107

TWD	New Taiwan Dollar
USD	U.S. Dollar
ZAR	South African Rand

Derivatives Abbreviations
BBA	The British Banker's Association
BUBOR	Budapest Interbank Offered Rate
LIBOR	London Interbank Offered Rate
MIFOR	Mumbai Interbank Forward Offer Rate
PRIBOR	Prague Interbank Offered Rate
WIBOR	Warsaw Interbank Offered Rate
At 8-31-18, the aggregate cost of investments for federal income tax purposes was $844,160,213. Net unrealized appreciation aggregated to $2,034,429, of which $29,414,268 related to gross unrealized appreciation and $27,379,839 related to gross unrealized depreciation.
OTC is an abbreviation for over-the-counter. See Notes to financial statements regarding investment transactions and other derivatives information.
108	JOHN HANCOCK SPECTRUM INCOME FUND | ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

(b)	Not applicable.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9. PURCHASE OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANIES AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO VOTE OF SECURITY HOLDERS.

(a)	The registrant has adopted procedures by which shareholders may recommend nominees to the registrant's Board of Trustees. A copy of the procedures is filed as an exhibit to this Form N-CSR. See attached "John Hancock Funds - Nominating and Governance Committee Charter".

ITEM 11. CONTROLS AND PROCEDURES.

(a) Based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this Form N-CSR, the registrant's principal executive officer and principal financial officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no changes in the registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12. DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 13. EXHIBITS.

(a)(1) Code of Ethics for Covered Officers is attached.

(a)(2) Separate certifications for the registrant's principal executive officer and principal financial officer, as required by Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

(b)(1) Separate certifications for the registrant's principal executive officer and principal financial officer, as required by 18 U.S.C. Section 1350, as adopted pursuant to Section 906 of the Sarbanes-Oxley Act of 2002, and Rule 30a-2(b) under the Investment Company Act of 1940, are attached. The certifications furnished pursuant to this paragraph are not deemed to be "filed" for purposes of Section 18 of the Securities Exchange Act of 1934, or otherwise subject to the liability of that section. Such certifications are not deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Securities Exchange Act of 1934, except to the extent that the Registrant specifically incorporates them by reference.

(c)(1) Submission of Matters to a Vote of Security Holders is attached. See attached "John Hancock Funds - Nominating and Governance Committee Charter"

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

JOHN HANCOCK FUNDS II

/s/ Andrew Arnott
Andrew Arnott
President
Date: October 25, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ Andrew Arnott
Andrew Arnott
President
Date: October 25, 2018

/s/ Charles A. Rizzo
Charles A. Rizzo
Chief Financial Officer
Date: October 25, 2018